Schedule of Investments PIMCO All Asset All Authority Fund	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.0% ¤
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.850% (b)	123,827	$124

		124

Total Investments in Securities (Cost $124)		124

INVESTMENTS IN AFFILIATES 140.9%
MUTUAL FUNDS (a) 139.9%
PIMCO All Asset: Multi-Real Fund	13,228,835	119,192
PIMCO All Authority: Multi-RAE PLUS Fund	18,506,592	176,183
PIMCO CommodityRealReturn Strategy Fund®	1,794,220	26,052
PIMCO Emerging Markets Currency and Short-Term Investments Fund	6,925,747	53,190
PIMCO Emerging Markets Local Currency and Bond Fund	15,601,361	99,693
PIMCO Extended Duration Fund	1,512,543	19,164
PIMCO High Yield Fund	7,554,757	61,798
PIMCO High Yield Spectrum Fund	2,303,398	21,629
PIMCO Income Fund	1,065,886	11,714
PIMCO International Bond Fund (U.S. Dollar-Hedged)	6,769,989	67,226
PIMCO Investment Grade Credit Bond Fund	667,807	6,144
PIMCO Long Duration Total Return Fund	3,126,743	22,669
PIMCO Long-Term Real Return Fund	1,668,977	19,243
PIMCO Long-Term U.S. Government Fund	1,790,864	25,090
PIMCO Low Duration Fund	18,378,347	172,021
PIMCO RAE Emerging Markets Fund	2,319,959	27,538
PIMCO RAE Fundamental Advantage PLUS Fund	5,063,088	41,062
PIMCO RAE International Fund	1,009,772	9,078
PIMCO RAE PLUS EMG Fund	1,209,215	10,085
PIMCO RAE PLUS International Fund	1,453,646	13,083
PIMCO RAE U.S. Small Fund	923,485	10,740
PIMCO RAE Worldwide Long/Short PLUS Fund	5,688,510	41,867
PIMCO Real Return Fund	2,593,058	26,890
PIMCO RealEstateRealReturn Strategy Fund	2,529,715	68,302
PIMCO Total Return Fund	18,933,988	167,755
PIMCO TRENDS Managed Futures Strategy Fund	5,479,641	58,577

Total Mutual Funds (Cost $1,297,020)		1,375,985

SHORT-TERM INSTRUMENTS 1.0%
MUTUAL FUNDS 1.0%
PIMCO Government Money Market Fund 3.870% (b)	9,875,924	9,875

Total Short-Term Instruments (Cost $10,000)		9,999

Total Investments in Affiliates (Cost $1,306,896)		1,385,860

Total Investments 140.9% (Cost $1,307,020)		$1,385,984
Other Assets and Liabilities, net (40.9)%		(402,161)

Net Assets 100.0%		$983,823

Schedule of Investments PIMCO All Asset All Authority Fund (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Institutional Class Shares of each Fund.
(b)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Investments in Affiliates, at Value
Mutual Funds	$1,375,985	$124	$0	$1,376,109
Short-Term Instruments
Mutual Funds	9,875	0	0	9,875

Total Investments	$1,385,860	$124	$0	$1,385,984

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

Schedule of Investments PIMCO All Asset Fund	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN AFFILIATES 100.0%
MUTUAL FUNDS (a) 99.4%
PIMCO All Asset: Multi-RAE PLUS Fund	178,540,874	$1,846,113
PIMCO All Asset: Multi-Real Fund	210,288,650	1,894,701
PIMCO Emerging Markets Currency and Short-Term Investments Fund	52,204,989	400,934
PIMCO Emerging Markets Local Currency and Bond Fund	117,412,348	750,265
PIMCO Extended Duration Fund	11,876,300	150,473
PIMCO High Yield Fund	39,316,479	321,609
PIMCO High Yield Spectrum Fund	11,626,151	109,170
PIMCO Income Fund	10,359,650	113,853
PIMCO International Bond Fund (U.S. Dollar-Hedged)	22,153,860	219,988
PIMCO Investment Grade Credit Bond Fund	7,205,888	66,294
PIMCO Long Duration Total Return Fund	24,950,435	180,891
PIMCO Long-Term Real Return Fund	5,505,430	63,478
PIMCO Long-Term U.S. Government Fund	17,174,232	240,611
PIMCO Low Duration Fund	54,430,156	509,466
PIMCO RAE Emerging Markets Fund	23,412,005	277,901
PIMCO RAE Fundamental Advantage PLUS Fund	37,932,834	307,635
PIMCO RAE International Fund	11,269,461	101,312
PIMCO RAE PLUS EMG Fund	11,272,346	94,011
PIMCO RAE PLUS International Fund	10,432,277	93,891
PIMCO RAE U.S. Fund	5,689,080	77,599
PIMCO RAE U.S. Small Fund	11,928,414	138,727
PIMCO RAE Worldwide Long/Short PLUS Fund	41,964,285	308,857
PIMCO Real Return Fund	8,368,495	86,781
PIMCO RealEstateRealReturn Strategy Fund	6,016,350	162,441
PIMCO Total Return Fund	81,932,310	725,920
PIMCO TRENDS Managed Futures Strategy Fund	37,197,788	397,644

Total Mutual Funds (Cost $9,016,321)		9,640,565

SHORT-TERM INSTRUMENTS 0.6%
MUTUAL FUNDS 0.6%
PIMCO Government Money Market Fund (b)	58,274,573	58,273

Total Short-Term Instruments (Cost $58,274)		58,273

Total Investments in Affiliates (Cost $9,074,595)		9,698,838

Total Investments 100.0% (Cost $9,074,595)		$9,698,838
Other Assets and Liabilities, net 0.0%		(4,329)

Net Assets 100.0%		$9,694,509

Schedule of Investments PIMCO All Asset Fund (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Institutional Class Shares of each Fund.
(b)				Coupon represents a 7-Day Yield.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Investments in Affiliates, at Value
Mutual Funds	$9,640,565	$0	$0	$9,640,565
Short-Term Instruments
Mutual Funds	58,273	0	0	58,273

Total Investments	$9,698,838	$0	$0	$9,698,838

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.8% ¤
MUNICIPAL BONDS & NOTES 93.3%
ALABAMA 0.8%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 4.000% due 06/01/2051	$1,500	$1,535
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023 5.500% due 10/01/2054	800	880

		2,415

ARIZONA 0.3%
Pinal County School District No 20 Maricopa, Arizona General Obligation Bonds, (BAM Insured), Series 2025 5.000% due 07/01/2041	725	792

CALIFORNIA 83.3%
Acalanes Union High School District, California General Obligation Bonds, Series 2010 6.250% due 08/01/2035	250	283
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022 0.000% due 10/01/2047 (b)	2,000	1,137
Alameda County, California Joint Powers Authority Revenue Notes, Series 2023 5.000% due 12/01/2032	1,000	1,173
Anaheim City School District, California General Obligation Bonds, (AGM/CR/NPFGC Insured), Series 2007 0.000% due 08/01/2030 (a)	385	338
Anaheim Housing & Public Improvements Authority, California Revenue Bonds, Series 2022 5.000% due 10/01/2036	545	568
Antelope Valley Community College District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2036 (a)	225	147
0.000% due 08/01/2037 (a)	1,150	708
0.000% due 08/01/2038 (a)	1,755	1,016
0.000% due 08/01/2039 (a)	1,750	953
Bay Area Toll Authority, California Revenue Bonds, Series 2021 3.770% (MUNIPSA) due 04/01/2056 ~	1,200	1,198
Bay Area Toll Authority, California Revenue Bonds, Series 2023 1.700% due 04/01/2055	2,500	2,500
Bay Area Toll Authority, California Revenue Bonds, Series 2024 1.700% due 04/01/2059	5,000	5,000
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, California Revenue Bonds, (AGM Insured), Series 2024 4.250% due 07/01/2043	2,000	1,960
California Community Choice Financing Authority Revenue Bonds, Series 2021 4.000% due 02/01/2052	2,000	2,029
California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	3,800	4,045
5.250% due 01/01/2054	1,000	1,063
5.250% due 11/01/2054	1,750	1,860
California Community Choice Financing Authority Revenue Bonds, Series 2024
5.000% due 05/01/2054	1,000	1,072
5.000% due 02/01/2055	3,300	3,576
California Community Choice Financing Authority Revenue Bonds, Series 2025
5.000% due 10/01/2055	2,000	2,075
5.000% due 01/01/2056	4,365	4,602
5.000% due 03/01/2056	2,000	2,178
California Community Choice Financing Authority Revenue Notes, Series 2025 5.000% due 12/01/2035	5,900	6,479
California Educational Facilities Authority Revenue Bonds, Series 2025 5.000% due 04/01/2038	1,000	1,156
California Health Facilities Financing Authority Revenue Bonds, Series 2016 4.000% due 08/15/2036	1,500	1,503
California Health Facilities Financing Authority Revenue Bonds, Series 2017
4.000% due 11/01/2038	1,500	1,507
5.000% due 11/15/2032	350	368
5.000% due 02/01/2035	250	256
California Health Facilities Financing Authority Revenue Bonds, Series 2020 4.000% due 04/01/2036	1,650	1,690
California Health Facilities Financing Authority Revenue Bonds, Series 2021 4.000% due 11/01/2032	1,000	1,082
California Health Facilities Financing Authority Revenue Bonds, Series 2024 5.250% due 12/01/2040	2,500	2,741
California Health Facilities Financing Authority Revenue Notes, Series 2025
5.000% due 08/15/2035	2,000	2,442
5.000% due 12/01/2035	1,000	1,136
California Housing Finance Agency Revenue Bonds, (FHLMC Insured), Series 2021 3.750% due 03/25/2035	1,880	1,905

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

California Housing Finance Agency Revenue Bonds, (HUD Insured), Series 2024 5.970% due 11/01/2053	2,000	2,015
California Housing Finance Agency Revenue Bonds, Series 2021 3.500% due 11/20/2035	3,379	3,350
California Housing Finance Agency Revenue Bonds, Series 2025
2.950% due 06/01/2046	2,750	2,762
3.250% due 06/01/2055	2,000	2,007
California Housing Finance Agency Revenue Notes, Series 2024 2.500% due 12/01/2027	1,900	1,900
California Housing Finance Revenue Bonds, (FNMA Insured), Series 2019 2.350% due 12/01/2035	2,471	2,209
California Housing Finance Revenue Bonds, Series 2024
5.700% due 06/01/2054	1,750	1,747
6.000% due 03/01/2053	2,000	2,033
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2024 5.000% due 06/01/2039	500	579
California Municipal Finance Authority Certificates of Participation Bonds, (AGM Insured), Series 2022 5.250% due 11/01/2036	1,100	1,130
California Municipal Finance Authority Revenue Bonds, (FNMA Insured), Series 2024 4.000% due 10/01/2039	1,250	1,277
California Municipal Finance Authority Revenue Bonds, (FNMA Insured), Series 2025 4.700% due 07/01/2041	1,200	1,259
California Municipal Finance Authority Revenue Bonds, (FNMA Insured),Series 2024 4.450% due 12/01/2042	1,800	1,816
California Municipal Finance Authority Revenue Bonds, Series 2009 3.300% due 02/01/2039	2,000	2,000
California Municipal Finance Authority Revenue Bonds, Series 2020 3.450% due 10/01/2045	1,500	1,500
California Municipal Finance Authority Revenue Bonds, Series 2021
3.450% due 07/01/2041	1,600	1,600
4.000% due 11/01/2036	1,000	959
4.000% due 09/01/2040 (d)	1,500	1,384
California Municipal Finance Authority Revenue Bonds, Series 2023 4.375% due 09/01/2053	1,000	1,041
California Municipal Finance Authority Revenue Bonds, Series 2024
5.000% due 12/01/2038	400	453
5.000% due 09/01/2054	500	515
California Municipal Finance Authority Revenue Bonds, Series 2025
2.950% due 01/01/2056	1,800	1,800
3.536% due 02/20/2041	1,987	1,758
4.217% due 11/20/2040	3,496	3,504
California Municipal Finance Authority Revenue Notes, Series 2024 5.000% due 05/01/2034	270	280
California Municipal Finance Authority Special Tax Bonds, Series 2024 5.000% due 09/01/2044	625	640
California Municipal Finance Authority Special Tax Bonds, Series 2025
5.000% due 09/01/2040	1,745	1,809
5.000% due 09/01/2045	935	943
California Municipal Finance Authority Special Tax Notes, Series 2025 4.625% due 09/01/2035	500	511
California Pollution Control Financing Authority Revenue Bonds, Series 2015 3.450% due 11/01/2040	2,000	2,002
California Pollution Control Financing Authority Revenue Bonds, Series 2017 3.450% due 11/01/2042	4,000	4,000
California Pollution Control Financing Authority Revenue Notes, Series 2019 5.000% due 07/01/2029	855	881
California Public Finance Authority Revenue Bonds, Series 2022 4.000% due 07/15/2038	1,500	1,564
California School Finance Authority Revenue Bonds, Series 2020 4.000% due 07/01/2034	300	315
California School Finance Authority Revenue Notes, Series 2016 5.000% due 06/01/2026	120	120
California School Finance Authority Revenue Notes, Series 2020 4.000% due 07/01/2029	250	261
California State General Obligation Bonds, Series 2015 3.875% due 12/01/2030	1,500	1,500
California State General Obligation Bonds, Series 2016 4.000% due 09/01/2034	1,800	1,811
California State General Obligation Bonds, Series 2025 3.600% due 12/01/2035	560	581
California State General Obligation Notes, Series 2020 4.000% due 11/01/2030	245	263
California State General Obligation Notes, Series 2024 3.100% due 12/01/2033	300	305
California State Public Works Board Revenue Bonds, Series 2025 5.000% due 11/01/2043	2,000	2,215
California State Public Works Board Revenue Notes, Series 2017 5.000% due 10/01/2027	220	230
California State Public Works Board Revenue Notes, Series 2022 5.000% due 08/01/2032	225	255
California State University Revenue Bonds, Series 2016 0.550% due 11/01/2049	1,000	980
California State University Revenue Bonds, Series 2025
5.000% due 11/01/2042	500	564
5.250% due 11/01/2050	500	544

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018 5.000% due 07/01/2031	600	638
California Statewide Communities Development Authority Revenue Bonds, (FNMA Insured), Series 2025 4.250% due 09/01/2067	1,750	1,819
California Statewide Communities Development Authority Revenue Bonds, Series 2003 5.000% due 05/01/2033	300	327
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 05/15/2027	1,000	1,007
5.000% due 05/15/2032	500	503
5.250% due 12/01/2056	1,100	1,101
California Statewide Communities Development Authority Revenue Notes, Series 2016 5.000% due 05/15/2026	1,000	1,007
California Statewide Communities Development Authority Revenue Notes, Series 2025 5.000% due 10/01/2035	2,100	2,467
California Statewide Communities Development Authority Special Assessment Bonds, Series 2024 5.000% due 09/02/2044	1,175	1,222
Central Unified School District, California Certificates of Participation Bonds, (BAM Insured), Series 2019 5.000% due 08/01/2032	250	259
Central Unified School District, California Certificates of Participation Notes, (BAM Insured), Series 2025 5.000% due 08/01/2034	325	374
Chabot-Las Positas Community College District, California General Obligation Bonds, Series 2023 5.000% due 08/01/2039	125	143
Chino Valley Unified School District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2040 (a)	3,475	1,883
Compton Unified School District, California General Obligation Bonds, (BAM Insured), Series 2019 0.000% due 06/01/2037 (a)	3,515	2,179
Corona Community Facilities District, California Special Tax Bonds, Series 2024 5.000% due 09/01/2035	100	109
Corona Community Facilities District, California Special Tax Notes, Series 2024
5.000% due 09/01/2032	135	147
5.000% due 09/01/2033	155	169
5.000% due 09/01/2034	100	109
Escondido, California General Obligation Bonds, Series 2015 5.000% due 09/01/2036	500	501
Folsom Cordova Unified School District, California General Obligation Bonds, (AGM Insured), Series 2019 4.000% due 10/01/2044	1,000	995
Folsom Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2016 4.000% due 08/01/2028	905	912
Gilroy Unified School District, California Certificates of Participation Notes, (BAM Insured), Series 2016 4.000% due 04/01/2026	330	331
Glendale, California Electric Revenue Bonds, Series 2016 5.000% due 02/01/2030	475	476
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.487% due 06/01/2036	1,000	850
3.714% due 06/01/2041	1,000	778
3.850% due 06/01/2050	915	837
Hacienda, Louisiana Puente Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2021 4.000% due 06/01/2033	295	315
Huntington Beach Union High School District, California Certificates of Participation Bonds, (AGM Insured), Series 2007 0.000% due 09/01/2032 (a)	1,565	1,291
Irvine Unified School District, California Special Tax Notes, (BAM Insured),Series 2024 5.000% due 09/01/2033	500	585
Irvine, California Special Assessment Bonds, Series 2004 2.000% due 09/02/2029	2,000	2,000
Irvine, California Special Tax Bonds, (AGM Insured),Series 2025
5.000% due 09/01/2037	325	378
5.000% due 09/01/2038	250	288
5.000% due 09/01/2039	250	286
5.000% due 09/01/2041	225	252
5.000% due 09/01/2042	350	387
Jefferson School District/San Joaquin County, California General Obligation Bonds, (BAM Insured), Series 2022 4.000% due 08/01/2034	350	373
Kern Community College District, California General Obligation Bonds, (AGM Insured), Series 2006 0.000% due 11/01/2028 (a)	500	462
Lancaster County Hospital Authority, California Revenue Notes, (BAM Insured), Series 2024 5.000% due 05/01/2033	425	494
Lincoln, California Special Tax Bonds, Series 2025 5.000% due 09/01/2045	615	622
Long Beach Unified School District, California General Obligation Bonds, Series 2015 0.000% due 08/01/2037 (a)	1,750	1,070
Long Beach, California Harbor Revenue Notes, Series 2017 5.000% due 05/15/2027	1,000	1,029
Long Beach, California Senior Airport Revenue Refunding Bonds, (AGM Insured), Series 2022 5.000% due 06/01/2036	1,000	1,137
Los Angeles County, California Development Authority Revenue Bonds, Series 2025 3.350% due 09/01/2059	900	910
Los Angeles County, California Housing Development Authority, Revenue Bonds, (HUD Insured), Series 2023 3.375% due 01/01/2046	1,000	1,000
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2022 5.000% due 12/01/2042	1,500	1,621
Los Angeles Department of Airports, California Revenue Bonds, Series 2017
5.000% due 05/15/2032	920	943
5.000% due 05/15/2041	1,000	1,003
Los Angeles Department of Airports, California Revenue Bonds, Series 2018 5.000% due 05/15/2031	1,500	1,597

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Los Angeles Department of Airports, California Revenue Bonds, Series 2022 4.000% due 05/15/2041	2,000	1,950
Los Angeles Department of Airports, California Revenue Notes, Series 2017 5.000% due 05/15/2027	1,000	1,008
Los Angeles Housing Authority, California Revenue Bonds, (FNMA Insured), Series 2024 4.500% due 07/01/2046	1,200	1,174
Los Angeles Housing Authority, California Revenue Bonds, Series 2025 3.000% due 01/01/2046	3,000	3,009
Los Angeles Unified School District, California General Obligation Bonds, Series 2023 5.000% due 07/01/2038	1,000	1,156
Los Angeles Unified School District, California General Obligation Notes, Series 2022 5.000% due 07/01/2031	1,410	1,621
Los Angeles Unified School District, California General Obligation Notes, Series 2023 5.000% due 07/01/2031	500	575
Los Angeles Unified School District, California General Obligation Notes, Series 2024 5.000% due 07/01/2026	1,500	1,521
Lynwood Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2016 5.000% due 10/01/2028	375	378
Mill Valley School District, California General Obligation Bonds, Series 2024 4.000% due 08/01/2044	1,000	1,003
Mountain House Community Facilities District, California Special Tax Notes, Series 2025 4.250% due 09/01/2035	400	406
Mountain View-Whisman School District, California General Obligation Bonds, Series 2022 4.000% due 09/01/2039	1,000	1,036
Municipal Improvement Corp. of Los Angeles, California Revenue Bonds, Series 2016 4.000% due 11/01/2033	345	347
Municipal Improvement Corp. of Los Angeles, California Revenue Notes, Series 2025 5.000% due 05/01/2035	5,750	6,824
Napa Valley Unified School District, California General Obligation Bonds, Series 2025 4.500% due 08/01/2055	1,000	1,007
Nipomo Community Services District, California Certificates of Participation Bonds, Series 2022 4.000% due 06/01/2036	405	425
Northern California Gas Authority, Revenue Bonds, Series 2007 3.565% (US0003M + 0.720%) due 07/01/2027 ~	615	616
Ontario Public Financing Authority, California Revenue Bonds, (AGM Insured), Series 2022 5.000% due 11/01/2035	500	575
Pasadena Unified School District, California General Obligation Bonds, Series 2016 5.000% due 08/01/2029	250	254
Placentia-Yorba Linda Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2016 5.000% due 10/01/2027	445	446
Port of Los Angeles, California Revenue Notes, Series 2024 5.000% due 08/01/2031	1,000	1,112
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2020
1.700% due 05/15/2045	3,255	3,255
1.750% due 05/15/2045	2,500	2,500
Rialto Unified School District, California Certificates of Participation Bonds, (BAM Insured), Series 2024 5.000% due 09/01/2037	350	401
Rio Bravo-Greeley Union School District, California General Obligation Bonds, (AGC Insured), Series 2008 0.000% due 09/01/2029 (a)	450	406
Rio Elementary School District Community Facilities District, California Special Tax Bonds, Series 2014 3.250% due 09/01/2026	325	325
River Islands Public Financing Authority, California Special Tax Bonds, (AGM Insured), Series 2022 5.000% due 09/01/2034	500	552
River Islands Public Financing Authority, California Special Tax Notes, (AGM Insured), Series 2022 5.000% due 09/01/2032	535	594
Riverside Unified School District, California Special Tax Bonds, Series 2024
5.000% due 09/01/2039	315	332
5.000% due 09/01/2044	480	493
Roseville, California Special Tax Bonds, Series 2025
5.000% due 09/01/2040	400	416
5.000% due 09/01/2045	835	847
Sacramento County, California Airport System Revenue Bonds, Series 2024 5.000% due 07/01/2049	2,500	2,654
Sacramento County, California Airport System Revenue Notes, Series 2018 5.000% due 07/01/2028	750	788
San Bernardino Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2034	335	341
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021 5.000% due 07/01/2034	2,750	3,004
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023 5.000% due 07/01/2039	1,500	1,635
San Diego County, California Water Authority Revenue Bonds, Series 2022 5.000% due 05/01/2052	1,130	1,191
San Diego Housing Authority, Inc., California Revenue Bonds,(FHLMC Insured), Series 2024 4.200% due 06/01/2040	2,470	2,492
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2016 5.000% due 08/01/2035	400	405
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2020
4.000% due 08/01/2038	1,610	1,679
4.000% due 08/01/2045	1,375	1,361
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2025 5.000% due 10/15/2036	2,500	2,998
San Diego Public Facilities Financing Authority, California Revenue Notes, Series 2023 5.000% due 10/15/2031	210	244
San Diego Public Facilities Financing Authority, California Revenue Notes, Series 2024 5.000% due 10/15/2032	300	355

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

San Diego Unified School District, California General Obligation Bonds, Series 2025 5.000% due 07/01/2042	1,640	1,864
San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2025 5.000% due 08/01/2041	2,000	2,296
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019
5.000% due 05/01/2038	1,065	1,111
5.000% due 05/01/2049	1,040	1,047
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Notes, Series 2024 5.000% due 05/01/2032	1,000	1,114
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Notes, Series 2025 5.000% due 05/01/2035	1,560	1,774
San Francisco, California City & County Certificates of Participation Bonds, Series 2021 4.000% due 04/01/2034	1,000	1,038
San Francisco, California City & County Certificates of Participation Bonds, Series 2024 5.000% due 04/01/2035	500	592
San Francisco, California City & County Public Utilities Commission Power Revenue Bonds, Series 2023 5.000% due 11/01/2048	1,250	1,312
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2016 4.000% due 11/01/2039	1,000	1,001
San Joaquin Valley Clean Energy Authority, California Revenue Bonds, Series 2025 5.500% due 01/01/2056	3,300	3,728
San Jose Financing Authority, California Revenue Notes, Series 2021 4.000% due 10/01/2028	175	183
San Marcos Schools Financing Authority, California Special Tax Notes, Series 2024 5.000% due 09/01/2033	400	468
San Marcos Unified School District, California General Obligation Bonds, Series 2025 5.000% due 08/01/2041	700	796
Santa Ana Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2002 0.000% due 08/01/2026 (a)	380	374
Santa Clara Valley Water District, California Revenue Bonds, Series 2024 5.000% due 06/01/2039	500	579
Santa Clarita Public Finance Authority, California Revenue Bonds, Series 2022 5.000% due 12/01/2034	400	463
Santa Cruz City High School District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2042	1,500	1,498
Santa Cruz County, California Redevelopment Successor Agency Tax Allocation Bonds, (BAM Insured), Series 2025 5.000% due 09/01/2036	300	362
Silicon Valley Clean Water, California Revenue Notes, Series 2021 0.500% due 03/01/2026	2,500	2,490
Soledad Unified School District, California General Obligation Notes, (BAM Insured), Series 2024
5.000% due 08/01/2032	200	230
5.000% due 08/01/2034	330	389
Southwestern Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2042	1,845	1,847
Stanislaus Union School District, California General Obligation Notes, (BAM Insured), Series 2024 5.000% due 08/01/2031	370	418
State Center Community College District, California General Obligation Bonds, Series 2022 5.000% due 08/01/2040	500	556
Stockton Public Financing Authority, California Revenue Bonds, (BAM Insured), Series 2018 5.000% due 10/01/2029	1,000	1,072
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019 5.000% due 06/01/2034	500	529
University of California Revenue Bonds, Series 2013 1.700% due 05/15/2048	5,500	5,500
Ventura Unified School District, California General Obligation Bonds, Series 2023 5.000% due 08/01/2039	360	402
Vista Joint Powers Financing Authority, California Revenue Notes, Series 2025 5.000% due 05/01/2033	500	595
Washington Township Health Care District, California General Obligation Bonds, Series 2023 5.250% due 08/01/2038	300	345
West Basin Municipal Water District, California Revenue Bonds, Series 2016 5.000% due 08/01/2034	250	250
West Contra Costa Healthcare District, California Special Tax Notes, Series 2021 5.000% due 07/01/2029	120	132

		256,170

COLORADO 0.8%
Colorado State Certificates of Participation Bonds, Series 2024 5.000% due 11/01/2049	2,500	2,605

FLORIDA 0.5%
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2019 4.000% due 10/01/2035	1,100	1,116
Tampa, Florida Revenue Bonds, Series 2020 0.000% due 09/01/2034 (a)	650	471

		1,587

GEORGIA 0.2%
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023 5.000% due 12/01/2053	700	749

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

ILLINOIS 0.5%
Chicago Park District, Illinois General Obligation Bonds, Series 2016 5.000% due 01/01/2031	1,000	1,000
University of Illinois Revenue Notes, Series 2018 5.000% due 04/01/2028	625	656

		1,656

KENTUCKY 0.0%
Corbin Independent School District Finance Corp. Kentucky Revenue Notes, Series 2016 3.000% due 02/01/2026	125	125

MICHIGAN 1.3%
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 3.445% (TSFR3M) due 07/01/2032 ~	1,500	1,496
Michigan Finance Authority Revenue Bonds, Series 2017 5.000% due 12/01/2046	2,500	2,516

		4,012

MULTI-STATE 1.5%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
2.250% due 09/25/2037	1,454	1,232
3.996% due 12/25/2036	1,551	1,556
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024 3.427% due 11/25/2038	1,775	1,674

		4,462

NEW HAMPSHIRE 0.5%
New Hampshire Business Finance Authority Revenue Bonds, Series 2024 3.925% due 07/20/2039	1,586	1,551

NEW YORK 0.8%
New York State Dormitory Authority Revenue Bonds, Series 2024 5.000% due 03/15/2049	2,500	2,610

OHIO 0.4%
Ohio Air Quality Development Authority Revenue Bonds, Series 2009 4.750% due 06/01/2033	200	210
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2009 4.750% due 06/01/2033	1,000	1,051

		1,261

PENNSYLVANIA 0.4%
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022 5.500% due 06/30/2037	1,000	1,098

PUERTO RICO 1.6%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 3.359% (US0003M + 0.520%) due 07/01/2029 ~	525	509
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2031 (a)	2,000	1,646
0.000% due 07/01/2046 (a)	1,300	437
5.000% due 07/01/2058	1,250	1,205
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.550% due 07/01/2040	1,000	1,001

		4,798

TEXAS 0.4%
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022 5.000% due 11/15/2052	1,000	1,088

Total Municipal Bonds & Notes (Cost $281,674)		286,979

U.S. GOVERNMENT AGENCIES 3.5%
Federal Home Loan Mortgage Corp.
3.600% due 12/01/2040	1,960	1,793
3.660% due 01/01/2039	1,942	1,814
3.720% due 01/01/2041	1,962	1,820
3.850% due 02/01/2038 - 07/01/2041	4,536	4,268

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

4.850% due 08/01/2038	976	1,016

Total U.S. Government Agencies (Cost $10,509)		10,711

	SHARES
SHORT-TERM INSTRUMENTS 0.0%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.850% (c)	132,701	133

Total Short-Term Instruments (Cost $133)		133

Total Investments in Securities (Cost $292,316)		297,823

INVESTMENTS IN AFFILIATES 2.5%
SHORT-TERM INSTRUMENTS 2.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.5%
PIMCO Short-Term Floating NAV Portfolio III	806,725	7,858

Total Short-Term Instruments (Cost $7,856)		7,858

Total Investments in Affiliates (Cost $7,856)		7,858

Total Investments 99.3% (Cost $300,172)		$305,681
Other Assets and Liabilities, net 0.7%		2,013

Net Assets 100.0%		$307,694

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	Zero coupon security.
(b)	Security becomes interest bearing at a future date.
(c)	Coupon represents a 7-Day Yield.
(d)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%	09/01/2040	02/18/2025	$1,363	$1,384	0.45%

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$2,415	$0	$2,415
Arizona	0	792	0	792
California	0	256,170	0	256,170
Colorado	0	2,605	0	2,605
Florida	0	1,587	0	1,587
Georgia	0	749	0	749
Illinois	0	1,656	0	1,656
Kentucky	0	125	0	125
Michigan	0	4,012	0	4,012
Multi-State	0	4,462	0	4,462
New Hampshire	0	1,551	0	1,551
New York	0	2,610	0	2,610
Ohio	0	1,261	0	1,261
Pennsylvania	0	1,098	0	1,098
Puerto Rico	0	4,798	0	4,798
Texas	0	1,088	0	1,088
U.S. Government Agencies	0	10,711	0	10,711
Short-Term Instruments
Mutual Funds	0	133	0	133

$0	$297,823	$0	$297,823
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$7,858	$0	$0	$7,858

Total Investments	$7,858	$297,823	$0	$305,681

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

Schedule of Investments PIMCO California Municipal Bond Fund	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 88.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
Bonnie Brae 7.095% due 06/02/2059 «~	$2,800	$2,840

Total Loan Participations and Assignments (Cost $2,800)		2,840

MUNICIPAL BONDS & NOTES 84.8%
ARIZONA 0.4%
Pinal County School District No 20 Maricopa, Arizona General Obligation Bonds, (BAM Insured), Series 2025
5.000% due 07/01/2042	750	810
5.000% due 07/01/2044	1,100	1,166

		1,976

CALIFORNIA 79.2%
Alameda Corridor Transportation Authority, California Revenue Bonds, (AGM Insured), Series 2024 0.000% due 10/01/2053 (b)	3,800	1,012
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022 5.400% due 10/01/2050 (c)	3,000	1,693
Alhambra Unified School District, California General Obligation Bonds, Series 2022 5.250% due 08/01/2047	1,000	1,076
Anaheim Housing & Public Improvements Authority, California Revenue Bonds, Series 2024 2.000% due 10/01/2054	3,445	3,445
Anaheim Union High School District, California General Obligation Bonds, Series 2025 4.375% due 08/01/2047	4,000	4,039
Antelope Valley Union High School, California General Obligation Bonds, Series 2025 5.000% due 08/01/2054	4,000	4,241
Bay Area Toll Authority, California Revenue Bonds, Series 2017
2.950% due 04/01/2047	100	100
5.000% due 04/01/2056	250	259
Bay Area Toll Authority, California Revenue Bonds, Series 2023 1.700% due 04/01/2055	6,000	6,000
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, California Revenue Bonds, (AGM Insured), Series 2024 4.125% due 07/01/2041	2,000	1,989
California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	600	639
5.250% due 01/01/2054	750	797
5.250% due 11/01/2054	1,500	1,594
5.500% due 10/01/2054	990	1,081
California Community Choice Financing Authority Revenue Bonds, Series 2024
5.000% due 05/01/2054	5,000	5,362
5.000% due 01/01/2055	4,000	4,171
5.000% due 02/01/2055	5,500	5,960
California Community Choice Financing Authority Revenue Bonds, Series 2025
5.000% due 10/01/2055	4,000	4,150
5.000% due 01/01/2056	4,120	4,344
California Community Housing Agency Revenue Bonds, Series 2021 4.000% due 02/01/2056	1,500	739
California Community Housing Agency Revenue Bonds, Series 2022 4.500% due 08/01/2052	250	195
California County Tobacco Securitization Agency Revenue Bonds, Series 2020
4.000% due 06/01/2049	1,000	859
5.000% due 06/01/2050	1,020	953
California Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 04/01/2042	300	302
California Educational Facilities Authority Revenue Bonds, Series 2025
5.000% due 04/01/2039	1,500	1,721
5.000% due 04/01/2041	760	854
5.000% due 10/01/2055	1,500	1,592
California Enterprise Development Authority Revenue Bonds, Series 2024 5.000% due 06/01/2049	4,700	4,930
California Health Facilities Financing Authority Revenue Bonds, Series 2015 5.000% due 08/15/2054	200	200
California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 08/15/2036	1,250	1,252
4.000% due 10/01/2036	1,000	1,001
4.000% due 11/15/2041	100	99
California Health Facilities Financing Authority Revenue Bonds, Series 2017 4.000% due 11/01/2038	2,500	2,512
California Health Facilities Financing Authority Revenue Bonds, Series 2020 4.000% due 04/01/2040	1,000	1,004

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

California Health Facilities Financing Authority Revenue Bonds, Series 2021 4.000% due 11/01/2033	1,000	1,077
California Health Facilities Financing Authority Revenue Bonds, Series 2023 1.750% due 03/01/2041	2,500	2,500
California Health Facilities Financing Authority Revenue Bonds, Series 2024 5.000% due 11/15/2044	1,500	1,624
California Health Facilities Financing Authority Revenue Bonds, Series 2025
5.000% due 10/01/2050	4,000	4,405
5.250% due 08/15/2050	2,500	2,711
California Housing Finance Agency Revenue Bonds, (FHLMC Insured), Series 2024 4.100% due 07/01/2040	1,900	1,919
California Housing Finance Agency Revenue Bonds, (FNMA Insured), Series 2024 4.250% due 08/01/2041	2,980	3,019
California Housing Finance Agency Revenue Bonds, (HUD Insured), Series 2024 5.970% due 11/01/2053	1,750	1,763
California Housing Finance Agency Revenue Bonds, Series 2021 3.500% due 11/20/2035	4,342	4,304
California Housing Finance Agency Revenue Bonds, Series 2025 3.250% due 06/01/2055	4,000	4,015
California Housing Finance Agency Revenue Notes, Series 2024 2.500% due 12/01/2027	3,000	3,000
California Housing Finance Revenue Bonds, (FNMA Insured), Series 2019 2.350% due 12/01/2035	225	201
California Housing Finance Revenue Bonds, Series 2019 4.000% due 03/20/2033	640	656
California Housing Finance Revenue Bonds, Series 2024
5.700% due 06/01/2054	1,750	1,747
6.000% due 03/01/2053	1,500	1,525
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2060 (b)	4,000	385
4.000% due 07/01/2050	1,000	955
4.125% due 01/01/2035	430	416
5.000% due 01/01/2055	480	415
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2024
5.000% due 06/01/2039	2,500	2,894
5.125% due 07/01/2054	1,000	926
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2025 5.000% due 05/15/2042	2,240	2,514
California Municipal Finance Authority Certificates of Participation Bonds, (AGM Insured), Series 2022 5.250% due 11/01/2035	1,175	1,216
California Municipal Finance Authority Revenue Bonds, (BAM Insured), Series 2021 4.000% due 05/15/2046	300	283
California Municipal Finance Authority Revenue Bonds, (FNMA Insured), Series 2024 4.000% due 10/01/2039	2,000	2,043
California Municipal Finance Authority Revenue Bonds, (FNMA Insured), Series 2025 4.700% due 07/01/2041	2,300	2,413
California Municipal Finance Authority Revenue Bonds, (FNMA Insured),Series 2024 4.450% due 12/01/2042	1,900	1,917
California Municipal Finance Authority Revenue Bonds, Series 2017 5.000% due 01/01/2042	1,750	1,757
California Municipal Finance Authority Revenue Bonds, Series 2018
4.000% due 12/31/2047	350	307
5.000% due 12/31/2043	1,000	1,005
California Municipal Finance Authority Revenue Bonds, Series 2021
3.450% due 07/01/2041	2,800	2,800
4.000% due 11/01/2036	1,495	1,433
4.000% due 09/01/2040 (d)	2,610	2,408
4.000% due 09/01/2050 (d)	1,110	933
California Municipal Finance Authority Revenue Bonds, Series 2024 6.000% due 01/01/2039	1,000	1,044
California Municipal Finance Authority Revenue Bonds, Series 2025
3.536% due 02/20/2041	3,478	3,077
4.217% due 11/20/2040	3,995	4,003
5.125% due 11/01/2040	1,350	1,409
California Municipal Finance Authority Revenue Notes, Series 2025 3.000% due 07/01/2031	2,500	2,508
California Municipal Finance Authority Special Tax Bonds, Series 2024
5.000% due 09/01/2048	400	406
5.125% due 09/01/2054	500	507
California Municipal Finance Authority Special Tax Bonds, Series 2025
5.000% due 09/01/2045	1,305	1,316
5.000% due 09/01/2050	1,450	1,453
5.000% due 09/01/2055	2,100	2,093
5.375% due 09/01/2050	920	956
5.375% due 09/01/2055	3,680	3,820
California Pollution Control Financing Authority Revenue Bonds, Series 2016 4.750% due 11/01/2046	130	128
California Public Finance Authority Revenue Bonds, Series 2019 6.250% due 07/01/2054	1,750	1,801
California Public Finance Authority Revenue Bonds, Series 2025 5.000% due 11/01/2054	2,000	2,015
California School Finance Authority Revenue Bonds, Series 2016
4.500% due 06/01/2031 ^(a)	250	150
5.000% due 06/01/2046	300	281
5.000% due 08/01/2046	1,825	1,772

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

California School Finance Authority Revenue Bonds, Series 2017 5.000% due 07/01/2047	1,115	1,113
California School Finance Authority Revenue Bonds, Series 2024 5.000% due 07/01/2064	1,000	955
California State General Obligation Bonds, Series 2015 3.875% due 12/01/2030	1,000	1,000
California State General Obligation Bonds, Series 2016 4.000% due 09/01/2034	2,905	2,922
California State General Obligation Bonds, Series 2017 4.000% due 11/01/2047	275	264
California State General Obligation Bonds, Series 2023 4.000% due 09/01/2043	500	503
California State General Obligation Bonds, Series 2025 5.000% due 03/01/2049	3,800	4,073
California State Public Works Board Revenue Bonds, Series 2025
5.000% due 11/01/2043	2,000	2,215
5.000% due 11/01/2044	3,000	3,294
5.000% due 04/01/2046	3,000	3,230
California State University Revenue Bonds, Series 2025 5.250% due 11/01/2050	6,000	6,525
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022 5.375% due 08/15/2057	700	720
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2021 4.000% due 11/01/2051	2,250	2,120
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2025 5.000% due 07/01/2050	2,965	3,119
California Statewide Communities Development Authority Revenue Bonds, Series 2009 5.000% due 04/01/2046	2,000	2,179
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 05/15/2033	1,500	1,510
5.000% due 06/01/2046	100	96
5.000% due 12/01/2046	550	550
5.250% due 12/01/2056	1,000	1,001
California Statewide Communities Development Authority Revenue Bonds, Series 2018
5.000% due 12/01/2053	1,100	1,103
5.000% due 12/01/2057	100	100
California Statewide Communities Development Authority Revenue Bonds, Series 2019 4.250% due 11/01/2059	1,455	1,288
California Statewide Communities Development Authority Revenue Bonds, Series 2024 5.250% due 12/01/2044	2,000	2,174
California Statewide Communities Development Authority Special Assessment Bonds, Series 2024 5.000% due 09/02/2044	2,000	2,080
California Statewide Communities Development Authority Special Tax Bonds, Series 2025
4.500% due 09/02/2045	1,050	1,029
4.750% due 09/02/2040	1,285	1,335
Central Unified School District, California Certificates of Participation Bonds, (BAM Insured), Series 2025 5.250% due 08/01/2054	2,100	2,207
Central Unified School District, California General Obligation Bonds, Series 2021 0.000% due 08/01/2034 (b)	265	199
Chabot-Las Positas Community College District, California General Obligation Bonds, Series 2023 5.250% due 08/01/2048	1,000	1,074
Chaffey Joint Union High School District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2049	1,200	1,148
Chino Valley Unified School District, California General Obligation Bonds, Series 2020 5.000% due 08/01/2055	1,000	1,029
Citrus Community College District, California General Obligation Bonds, Series 2024 5.000% due 08/01/2049	3,000	3,188
Clovis Unified School District, California General Obligation Bonds, Series 2022 5.250% due 08/01/2041	600	650
Clovis Unified School District, California General Obligation Bonds, Series 2025 5.000% due 08/01/2050	4,000	4,212
CMFA Special Finance Agency VIII, California Revenue Bonds, Series 2021 4.000% due 08/01/2047	435	398
CMFA Special Finance Agency, California Revenue Bonds, Series 2021 4.000% due 08/01/2045	1,235	1,091
Corona Community Facilities District, California Special Tax Bonds, Series 2024 5.000% due 09/01/2039	500	538
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
3.000% due 02/01/2057	500	344
3.400% due 10/01/2046	495	391
4.000% due 02/01/2057	500	372
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022 4.750% due 09/01/2062 (c)	1,000	658
Dublin Unified School District, California General Obligation Bonds, Series 2023 4.125% due 08/01/2049	3,965	3,890
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2025 5.000% due 06/01/2045	1,000	1,109
East Bay Municipal Utility District Water System, California Revenue Notes, Series 2025 5.000% due 06/01/2027	3,500	3,645
Eastern Municipal Water District, California Revenue Bonds, Series 2018 1.550% due 07/01/2046	2,500	2,500
Elk Grove Finance Authority, California Special Tax Bonds, Series 2016 5.000% due 09/01/2046	1,000	1,002
Fontana Unified School District, California General Obligation Bonds, Series 2025 5.000% due 08/01/2045	1,750	1,917

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Fresno Unified School District, California General Obligation Bonds, Series 2024 4.000% due 08/01/2049	1,575	1,482
Garden Grove Public Financing Authority, California Revenue Bonds, (BAM Insured), Series 2024 5.000% due 04/01/2049	2,500	2,637
Glendale Community College District, California General Obligation Bonds, Series 2020 4.000% due 08/01/2050	880	832
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018 5.000% due 06/01/2030	200	213
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (b)	7,500	735
2.746% due 06/01/2034	655	583
3.487% due 06/01/2036	1,625	1,381
3.714% due 06/01/2041	1,500	1,168
3.850% due 06/01/2050	430	393
4.214% due 06/01/2050	200	146
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022 5.000% due 06/01/2051	5,100	5,038
Golden Valley Unified School District, California General Obligation Bonds, (BAM Insured), Series 2017 0.000% due 08/01/2031 (b)	500	417
Golden Valley Unified School District, California General Obligation Bonds, Series 2024 5.000% due 08/01/2049	3,000	3,200
Hartnell Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2042	250	250
Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020
5.000% due 07/01/2045	350	335
5.000% due 07/01/2061	1,500	1,352
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2017 4.000% due 11/01/2041	150	151
Indio Finance Authority, California Revenue Bonds, (BAM Insured), Series 2022 4.500% due 11/01/2052	750	761
Inland Empire Tobacco Securitization Corp. California Revenue Bonds, Series 2019 3.678% due 06/01/2038	230	223
Irvine Facilities Financing Authority, California Special Tax Bonds, (BAM Insured), Series 2023 4.000% due 09/01/2058	1,000	917
Irvine Unified School District, California General Obligation Bonds, Series 2018 4.000% due 09/01/2045	250	245
Irvine, California Special Assessment Bonds, Series 2004 2.000% due 09/02/2029	3,500	3,500
Irvine, California Special Assessment Bonds, Series 2012 5.000% due 09/02/2026	100	100
Irvine, California Special Assessment Bonds, Series 2015 5.000% due 09/02/2026	1,495	1,518
Irvine, California Special Tax Bonds, (AGM Insured),Series 2025 5.000% due 09/01/2055	3,500	3,649
Lawndale Elementary School District, California General Obligation Bonds, Series 2018 5.000% due 08/01/2048	1,000	1,007
Lincoln, California Special Tax Bonds, Series 2025 5.000% due 09/01/2055	775	771
Lompoc Unified School District, California General Obligation Bonds, Series 2025
5.250% due 08/01/2050	825	900
5.250% due 08/01/2054	1,050	1,141
Long Beach Bond Finance Authority, California General Obligation Bonds, Series 2023 4.000% due 08/01/2050	1,500	1,429
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007 5.000% due 11/15/2035	120	137
Long Beach Unified School District, California General Obligation Bonds, Series 2015 0.000% due 08/01/2037 (b)	1,620	990
Los Angeles Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2037	200	202
Los Angeles Community College District, California General Obligation Notes, Series 2024 5.000% due 08/01/2032	2,000	2,354
Los Angeles County, California Development Authority Revenue Bonds, Series 2025 3.350% due 09/01/2059	1,700	1,720
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2021 4.000% due 12/01/2046	1,385	1,348
Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2016 4.000% due 10/01/2042	250	250
Los Angeles Department of Airports, California Revenue Bonds, Series 2017 5.000% due 05/15/2041	750	752
Los Angeles Department of Airports, California Revenue Bonds, Series 2020 5.000% due 05/15/2037	690	749
Los Angeles Department of Airports, California Revenue Bonds, Series 2022
4.000% due 05/15/2048	1,000	957
5.500% due 05/15/2035	2,000	2,261
Los Angeles Department of Airports, California Revenue Bonds, Series 2025 5.000% due 05/15/2050	3,500	3,705
Los Angeles Housing Authority, California Revenue Bonds, (FNMA Insured), Series 2024 4.500% due 07/01/2046	1,800	1,761
Los Angeles Unified School District, California General Obligation Bonds, Series 2022 5.000% due 07/01/2041	1,000	1,107
Los Angeles Unified School District, California General Obligation Bonds, Series 2024 5.000% due 07/01/2035	2,500	3,026
Los Angeles Unified School District, California General Obligation Bonds, Series 2025 5.000% due 07/01/2042	1,015	1,140
Los Angeles Unified School District, California General Obligation Notes, Series 2024 5.000% due 07/01/2034	1,500	1,811

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.125% due 11/01/2029	35	37
7.000% due 11/01/2034	200	244
Marin Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2039	250	255
Menifee Union School District, California General Obligation Bonds, Series 2023 4.000% due 08/01/2046	1,000	982
Menlo Park Community Development Agency Successor Agency, California Tax Allocation Bonds, (AGM Insured), Series 2015 5.000% due 10/01/2027	1,230	1,233
Mill Valley School District, California General Obligation Bonds, Series 2024 4.000% due 08/01/2045	1,355	1,351
Monterey Peninsula Community College District, California General Obligation Bonds, Series 2024 4.000% due 08/01/2051	1,000	956
Monterey Peninsula Unified School District, California General Obligation Bonds, Series 2016 4.000% due 08/01/2041	1,000	1,001
Mount Diablo Unified School District, California General Obligation Bonds, Series 2025 5.000% due 08/01/2042	750	839
Mount San Antonio Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2049	2,550	2,436
Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2043	200	200
Mountain House Community Facilities District, California Special Tax Bonds, Series 2025 5.000% due 09/01/2055	2,000	2,004
Mountain View-Whisman School District, California General Obligation Bonds, Series 2022 5.000% due 09/01/2034	200	225
Napa Valley Community College District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2032	250	250
Napa Valley Unified School District, California General Obligation Bonds, Series 2025 4.500% due 08/01/2055	2,000	2,014
Norris School District, California General Obligation Bonds, Series 2012 5.200% due 11/01/2040	250	259
Northern California Gas Authority, Revenue Bonds, Series 2007 3.565% (US0003M + 0.720%) due 07/01/2027 ~	135	135
Ontario International Airport Authority, California Revenue Bonds, (AGM Insured), Series 2021
4.000% due 05/15/2036	1,050	1,074
4.000% due 05/15/2051	1,500	1,405
Orange County, California Community Facilities District Special Tax Bonds, Series 2022 5.000% due 08/15/2047	1,090	1,111
Palm Springs Unified School District, California General Obligation Bonds, Series 2024 4.000% due 08/01/2049	1,000	965
Rancho Cordova, California Special Tax Bonds, Series 2025 5.000% due 09/01/2050	850	858
Redondo Beach Unified School District, California General Obligation Bonds, Series 2025 5.000% due 08/01/2050	2,250	2,399
Rio Hondo Community College District, California General Obligation Bonds, Series 2025 4.375% due 08/01/2055	2,250	2,249
River Islands Public Financing Authority, California Special Tax Bonds, (AGM Insured), Series 2022 4.250% due 09/01/2047	1,000	978
River Islands Public Financing Authority, California Special Tax Bonds, Series 2024 5.000% due 09/01/2054	1,500	1,492
River Islands Public Financing Authority, California Special Tax Bonds, Series 2025 4.500% due 09/01/2040	1,900	1,912
Riverside County Transportation Commission Sales Tax Revenue Bonds, Series 2017 5.000% due 06/01/2035	215	226
Riverside Unified School District, California Special Tax Bonds, Series 2024 5.000% due 09/01/2049	730	741
Riverside, California Sewer Revenue Bonds, Series 2018 4.000% due 08/01/2038	250	254
Roseville, California Special Tax Bonds, Series 2017 5.000% due 09/01/2033	500	513
Roseville, California Special Tax Bonds, Series 2025 5.000% due 09/01/2050	1,250	1,255
Sacramento County, California Airport System Revenue Bonds, Series 2024
5.000% due 07/01/2040	1,600	1,808
5.000% due 07/01/2041	500	557
Sacramento County, California Special Tax Bonds, Series 2022 5.000% due 09/01/2047	1,000	1,009
Sacramento County, California Water Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007 3.266% (US0003M + 0.550%) due 06/01/2034 ~	480	470
Sacramento, California Special Tax Bonds, Series 2021
4.000% due 09/01/2035	600	611
4.000% due 09/01/2050	750	661
San Diego County, California Certificates of Participation Bonds, Series 2023 5.000% due 10/01/2048	1,500	1,582
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021
4.000% due 07/01/2046	1,000	950
5.000% due 07/01/2056	3,100	3,135
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023 5.250% due 07/01/2058	1,700	1,762
San Diego County, California Water Authority Revenue Bonds, Series 2022 5.000% due 05/01/2052	1,500	1,581
San Diego Housing Authority, Inc., California Revenue Bonds,(FHLMC Insured), Series 2024 4.200% due 06/01/2040	2,470	2,492
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2020 4.000% due 08/01/2045	1,625	1,609

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

San Diego Unified School District, California General Obligation Bonds, Series 2017
0.000% due 07/01/2034 (b)	550	401
4.000% due 07/01/2047	400	380
San Diego Unified School District, California General Obligation Bonds, Series 2023 5.000% due 07/01/2048	1,000	1,068
San Diego Unified School District, California General Obligation Bonds, Series 2024
4.000% due 07/01/2054	2,500	2,355
5.000% due 07/01/2041	1,000	1,136
San Diego Unified School District, California General Obligation Bonds, Series 2025 5.000% due 07/01/2043	2,000	2,248
San Francisco Bay Area Rapid Transit District, California General Obligation Bonds, Series 2025 5.000% due 08/01/2042	3,505	3,979
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2018 1.250% due 05/01/2058	3,000	3,000
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019 5.000% due 05/01/2049	960	966
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2024 5.000% due 05/01/2040	2,000	2,263
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Notes, Series 2024 5.000% due 05/01/2034	2,000	2,262
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Notes, Series 2025 5.000% due 05/01/2035	3,000	3,412
San Francisco, California City & County Public Utilities Commission Power Revenue Bonds, Series 2023 5.000% due 11/01/2048	1,000	1,050
San Francisco, California City & County Redevelopment Agency Tax Allocation Bonds, Series 2016 5.000% due 08/01/2027	105	106
San Francisco, California City & County Revenue Bonds, (FNMA Insured), Series 2025 5.000% due 02/01/2046	3,000	3,119
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2016 4.000% due 11/01/2039	1,000	1,001
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2020 5.000% due 11/01/2050	1,000	1,034
San Francisco, California Special Tax District, City & County Special Tax Notes, Series 2021 4.000% due 09/01/2031	150	154
San Joaquin Valley Clean Energy Authority, California Revenue Bonds, Series 2025 5.500% due 01/01/2056	5,100	5,762
San Marcos Unified School District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2038	500	506
San Marcos Unified School District, California General Obligation Bonds, Series 2025
5.000% due 08/01/2044	650	716
5.000% due 08/01/2045	885	967
San Mateo County, California Transportation Authority Revenue Bonds, Series 2020 1.550% due 06/01/2049	3,350	3,350
San Rafael City Elementary School District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2047	615	597
Santa Ana College Improvement District #1 Rancho Santiago Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2041	200	201
Santa Cruz City High School District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2042	1,910	1,908
South San Francisco Unified School, California General Obligation Bonds, Series 2023 4.000% due 09/01/2048	1,000	968
Stockton Community Facilities District, California Special Tax Bonds, Series 2024
5.000% due 09/01/2039	370	392
5.000% due 09/01/2049	525	523
Temple City Unified School District, California General Obligation Bonds, Series 2013 6.170% due 08/01/2036	200	217
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021 0.000% due 06/01/2060 (b)	8,720	1,369
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019 0.000% due 06/01/2054 (b)	4,000	827
University of California Revenue Bonds, Series 2016 4.000% due 05/15/2046	250	241
University of California Revenue Bonds, Series 2018 4.000% due 05/15/2043	265	265
University of California Revenue Bonds, Series 2025 5.000% due 05/15/2039	3,100	3,575
Upland, California Certificates of Participation Bonds, Series 2017 4.000% due 01/01/2042	250	232
Val Verde Unified School District, California General Obligation Bonds, (AGM Insured), Series 2021 4.000% due 08/01/2046	1,575	1,528

		403,352

GEORGIA 0.1%
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023 5.000% due 12/01/2053	600	642

IOWA 0.1%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022 4.000% due 12/01/2050	250	272

MULTI-STATE 1.2%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
2.250% due 09/25/2037	1,454	1,232

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

3.996% due 12/25/2036	969	972
4.415% due 08/25/2040	1,183	1,197
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024 3.427% due 11/25/2038	2,762	2,604

		6,005

NEW HAMPSHIRE 0.5%
New Hampshire Business Finance Authority Revenue Bonds, Series 2024 3.925% due 07/20/2039	2,478	2,424

NEW YORK 0.0%
Monroe County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured),Series 2023 4.720% due 01/01/2044	200	202

PUERTO RICO 2.5%
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	808	518
0.000% due 11/01/2051	1,241	813
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021 4.000% due 07/01/2041	4,250	3,934
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 3.359% (US0003M + 0.520%) due 07/01/2029 ~	90	87
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (b)	9,500	3,192
0.000% due 07/01/2051 (b)	12,000	3,017
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.329% due 07/01/2040	1,500	1,470

		13,031

TENNESSEE 0.2%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021 5.000% due 05/01/2052	1,000	1,069

TEXAS 0.6%
Harris County, Texas Hospital District General Obligation Bonds, Series 2025 5.000% due 02/15/2041	1,450	1,571
Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048	900	924
5.000% due 10/15/2058	600	621

		3,116

Total Municipal Bonds & Notes (Cost $426,082)		432,089

U.S. GOVERNMENT AGENCIES 3.2%
Federal Home Loan Mortgage Corp.
3.600% due 12/01/2040	1,960	1,793
3.660% due 01/01/2039	1,457	1,360
3.720% due 01/01/2041	1,472	1,365
3.750% due 07/01/2042	4,350	4,250
3.850% due 02/01/2038 - 07/01/2041	5,921	5,553
4.850% due 08/01/2038	976	1,016
5.210% due 08/01/2040	690	740
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificate 4.625% due 07/15/2040 •	292	301

Total U.S. Government Agencies (Cost $15,981)		16,378

Total Investments in Securities (Cost $444,863)		451,307

	SHARES
INVESTMENTS IN AFFILIATES 9.9%
SHORT-TERM INSTRUMENTS 9.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.9%
PIMCO Short-Term Floating NAV Portfolio III	5,163,744	50,300

Total Short-Term Instruments (Cost $50,288)		50,300

Total Investments in Affiliates (Cost $50,288)		50,300

Total Investments 98.5% (Cost $495,151)		$501,607
Financial Derivative Instruments (e)(h) 0.0%(Cost or Premiums, net $641)		55
Other Assets and Liabilities, net 1.5%		7,566

Net Assets 100.0%		$509,228

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is not accruing income as of the date of this report.
(b)	Zero coupon security.
(c)	Security becomes interest bearing at a future date.
(d)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%	09/01/2040	02/18/2025	$2,372	$2,408	0.48%
California Municipal Finance Authority Revenue Bonds, Series 2021	4.000	09/01/2050	11/22/2022	900	933	0.18

$3,272	$3,341	0.66%

(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note March Futures	03/2026	170	$(19,114)	$129	$35	$0

Total Futures Contracts	$129	$35	$0

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.500%	Annual	09/17/2055	$6,400	$641	$107	$748	$20	$0

Total Swap Agreements	$641	$107	$748	$20	$0

Cash of $1,409 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$2,840	$2,840
Municipal Bonds & Notes
Arizona	0	1,976	0	1,976
California	0	403,352	0	403,352
Georgia	0	642	0	642
Iowa	0	272	0	272
Multi-State	0	6,005	0	6,005
New Hampshire	0	2,424	0	2,424
New York	0	202	0	202
Puerto Rico	0	13,031	0	13,031
Tennessee	0	1,069	0	1,069
Texas	0	3,116	0	3,116

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

U.S. Government Agencies	0	16,378	0	16,378

	$0	$448,467	$2,840	$451,307
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$50,300	$0	$0	$50,300

Total Investments	$50,300	$448,467	$2,840	$501,607

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$55	$0	$55

Total Financial Derivative Instruments	$0	$55	$0	$55

Totals	$50,300	$448,522	$2,840	$501,662

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

Schedule of Investments PIMCO California Municipal Opportunistic Value Fund	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.5% ¤
MUNICIPAL BONDS & NOTES 96.4%
CALIFORNIA 92.1%
Alameda Health Care District, California Certificates of Participation Bonds, Series 2024 5.000% due 09/15/2049	$2,455	$2,579
Alhambra Unified School District, California General Obligation Bonds, Series 2023 5.250% due 08/01/2048	2,500	2,684
Alum Rock Union Elementary School District, California General Obligation Bonds, (BAM Insured), Series 2023 5.000% due 08/01/2048	1,210	1,278
Anaheim Housing & Public Improvements Authority, California Revenue Bonds, Series 2022 5.000% due 10/01/2047	1,000	1,018
Antelope Valley Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2041 (a)	2,000	954
Brawley Elementary School District, California General Obligation Bonds, (AGM Insured), Series 2022 5.500% due 08/01/2052	1,500	1,613
Brentwood Union School District, California General Obligation Bonds, Series 2022 5.250% due 08/01/2052	1,425	1,510
Butte-Glenn Community College District, California General Obligation Bonds, Series 2022 4.000% due 08/01/2047	1,815	1,748
California Community Choice Financing Authority Revenue Bonds, Series 2023 5.250% due 11/01/2054	2,500	2,657
California Community Choice Financing Authority Revenue Bonds, Series 2024 5.000% due 01/01/2055	3,000	3,129
California Health Facilities Financing Authority Revenue Bonds, (CM Insured), Series 2020 5.000% due 11/01/2050	1,000	1,016
California Health Facilities Financing Authority Revenue Bonds, Series 2022 4.000% due 05/15/2051	2,000	1,848
California Health Facilities Financing Authority Revenue Bonds, Series 2025 5.250% due 02/01/2048	1,935	2,093
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2010 5.750% due 08/15/2029	410	411
California Municipal Finance Authority Revenue Bonds, (CM Insured), Series 2019 5.000% due 01/01/2049	1,000	1,024
California Municipal Finance Authority Revenue Bonds, (FNMA Insured),Series 2024 4.450% due 12/01/2042	2,000	2,018
California Municipal Finance Authority Revenue Bonds, Series 2017 5.000% due 06/01/2042	2,000	2,036
California Municipal Finance Authority Revenue Bonds, Series 2024
4.000% due 12/01/2043	2,000	1,951
5.000% due 09/01/2049	1,450	1,519
California Municipal Finance Authority Revenue Bonds, Series 2025 4.217% due 11/20/2040	2,996	3,002
California State General Obligation Bonds, (AMBAC Insured), Series 1997 5.125% due 10/01/2027	70	70
California State General Obligation Bonds, (SGI Insured), Series 2002 5.000% due 10/01/2028	5	5
California State General Obligation Bonds, Series 2000 5.750% due 05/01/2030	85	85
California Statewide Communities Development Authority Revenue Bonds, Series 2016 5.000% due 08/15/2046	2,175	2,183
Cambrian School District, California General Obligation Bonds, Series 2022 5.000% due 08/01/2046	1,750	1,822
Carson Public Financing Authority, California Revenue Bonds, Series 2024 5.000% due 06/01/2049	2,000	2,112
Cascade Union Elementary School District, California General Obligation Bonds, (AGM Insured), Series 2022 5.500% due 08/01/2046	1,150	1,239
Central School District, California General Obligation Bonds, (BAM Insured), Series 2022 0.000% due 08/01/2044 (a)	1,275	556
Central Union High School District-Imperial County, California General Obligation Bonds, Series 2019 4.000% due 08/01/2049	2,000	1,899
Ceres Unified School District, California General Obligation Bonds, (BAM Insured), Series 2017 5.000% due 08/01/2051	5,000	5,049
Chino Valley Unified School District, California General Obligation Bonds, Series 2024 5.000% due 08/01/2049	3,075	3,264
Chowchilla Union High School District, California General Obligation Bonds, Series 2022 5.500% due 08/01/2052	2,000	2,138
Colton Joint Unified School District, California General Obligation Bonds, (BAM Insured), Series 2024 5.000% due 08/01/2049	2,500	2,653
Cosumnes Community Services District, California Certificates of Participation Bonds, Series 2022 5.000% due 11/01/2042	1,000	1,054
Discovery Bay California Public Financing Authority Revenue Bonds, Series 2022 5.000% due 12/01/2042	1,005	1,103
Durham Unified School District, California General Obligation Bonds, (BAM Insured), Series 2025 5.000% due 08/01/2054	1,695	1,775

Schedule of Investments PIMCO California Municipal Opportunistic Value Fund (Cont.)	December 31, 2025 (Unaudited)

El Centro Elemenatry School District, California General Obligation Bonds, (BAM Insured), Series 2023
5.000% due 08/01/2047	1,315	1,384
5.250% due 08/01/2050	930	985
El Monte City School District, California General Obligation Bonds, (BAM Insured), Series 2024 5.000% due 08/01/2049	1,000	1,047
Elk Grove Finance Authority, California Revenue Bonds, Series 2022 5.000% due 11/01/2042	1,385	1,518
Fallbrook Union High School District, California General Obligation Bonds, (BAM Insured), Series 2022 4.000% due 08/01/2046	2,000	1,953
Fontana Unified School District, California General Obligation Bonds, Series 2025 5.250% due 08/01/2050	730	791
Guadalupe Union School District, California General Obligation Bonds, (BAM Insured), Series 2024 5.000% due 08/01/2049	1,925	2,073
Irvine Facilities Financing Authority, California Special Tax Bonds, (BAM Insured), Series 2023 5.000% due 09/01/2048	2,000	2,101
Jefferson Elementary School District, California General Obligation Bonds, Series 2023 5.000% due 09/01/2049	1,450	1,533
La Honda Pescadero Unified School District, California General Obligation Bonds, Series 2022 0.000% due 04/01/2042 (a)	2,215	1,074
Lake Elsinore Facilities Financing Authority Successor Agency, California Revenue Bonds, (BAM Insured), Series 2022 5.250% due 04/01/2047	2,000	2,113
Lancaster County Hospital Authority, California Revenue Bonds, (BAM Insured), Series 2024 5.000% due 05/01/2054	2,000	2,079
Lancaster School District, California General Obligation Bonds, (BAM Insured), Series 2025 5.000% due 08/01/2051	1,410	1,486
Lemon Grove School District, California General Obligation Bonds, Series 2023 5.000% due 08/01/2049	1,170	1,228
Livermore, California Certificates of Participation Bonds, Series 2022 4.750% due 04/01/2047	1,330	1,374
Local Public Schools Funding Authority School Improvement District, California General Obligation Bonds, (BAM Insured), Series 2025 5.000% due 08/01/2050	1,160	1,216
Long Beach, California Harbor Revenue Bonds, Series 2019 5.000% due 05/15/2044	3,000	3,126
Los Angeles Department of Airports, California Revenue Bonds, Series 2017 5.000% due 05/15/2041	8,775	8,800
Los Angeles Housing Authority, California Revenue Notes, (FNMA Insured), Series 2024 3.750% due 04/01/2034	2,500	2,517
Los Angeles Unified School District, California General Obligation Bonds, Series 2022 5.250% due 07/01/2047	1,915	2,061
Madera Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2024 5.000% due 09/01/2043	1,000	1,090
Marina, California Certificates of Participation Bonds, (AGM Insured), Series 2022 5.250% due 05/01/2047	2,000	2,125
McFarland Unified School District, California General Obligation Bonds, (BAM Insured), Series 2022 5.250% due 11/01/2049	1,000	1,037
Merced County, California Certificates of Participation Bonds, (BAM Insured), Series 2022 4.000% due 06/01/2045	1,750	1,733
Modesto Elementary School District, California General Obligation Bonds, Series 2023 5.000% due 08/01/2047	2,480	2,620
Modesto Irrigation District, California Revenue Bonds, (NPFGC Insured), Series 2007
3.296% (US0003M + 0.580%) due 09/01/2027 ~	675	673
3.346% (US0003M + 0.630%) due 09/01/2037 ~	1,600	1,551
Moreno Valley Unified School District, California General Obligation Bonds, (BAM Insured), Series 2025 5.000% due 08/01/2050	3,000	3,181
Mount Pleasant Elementary School District,California General Obligation Bonds, (AGM Insured), Series 2025 5.000% due 08/01/2050	1,800	1,899
Oakdale Joint Unified School District, California General Obligation Bonds, Series 2025 5.250% due 08/01/2050	3,000	3,238
Ontario Public Financing Authority, California Revenue Bonds, (AGM Insured), Series 2022
5.000% due 11/01/2047	1,000	1,045
5.000% due 11/01/2052	1,000	1,037
Pacifica School District, California General Obligation Bonds, Series 2024 5.000% due 08/01/2050	2,765	2,885
Palmdale Financing Authority, California Revenue Bonds, (BAM Insured),Series 2023 4.500% due 06/01/2053	2,750	2,795
Pittsburg Public California Financing Authority Revenue Bonds, (AGM Insured), Series 2022 5.000% due 08/01/2052	3,000	3,130
Pittsburg Unified School District, California General Obligation Bonds, Series 2018 5.000% due 08/01/2047	1,275	1,283
Puente Basin Water Agency, California Revenue Bonds, Series 2024 5.000% due 06/01/2049	2,620	2,817
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2016 5.000% due 05/15/2041	2,750	2,765
Riverside County, California Transportation Commission Revenue Bonds, Series 2021
4.000% due 06/01/2046	985	894
4.000% due 06/01/2047	2,000	1,792
Sacramento County, California Airport System Revenue Notes, Series 2025 5.000% due 07/01/2034	1,000	1,128
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2017 5.000% due 07/01/2047	3,230	3,234
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	3,290	3,384
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021 5.000% due 07/01/2046	1,500	1,530
San Diego County, California Regional Transportation Commission Revenue Bonds, Series 2016 5.000% due 04/01/2048	2,490	2,497

Schedule of Investments PIMCO California Municipal Opportunistic Value Fund (Cont.)	December 31, 2025 (Unaudited)

San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2023
4.000% due 10/15/2048	1,750	1,689
5.250% due 08/01/2048	1,500	1,618
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2024 5.000% due 10/15/2049	2,135	2,270
San Diego Unified School District, California General Obligation Bonds, Series 2012 0.000% due 07/01/2040 (b)	2,500	2,723
San Diego Unified School District, California General Obligation Bonds, Series 2023 5.000% due 07/01/2048	2,500	2,669
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2016 5.000% due 05/01/2046	4,450	4,452
San Juan Unified School District, California General Obligation Bonds, Series 2022
4.000% due 08/01/2046	2,500	2,421
5.000% due 08/01/2041	1,035	1,113
San Leandro Unified School District, California General Obligation Bonds, Series 2022 5.250% due 08/01/2048	2,000	2,136
Sanger Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2022 5.000% due 06/01/2049	3,250	3,261
Santa Ana Public Financing Authority, California Revenue Bonds, Series 2024 5.000% due 09/01/2049	1,100	1,172
Santa Clara Unified School District, California General Obligation Bonds, Series 2023 5.000% due 08/01/2052	1,260	1,319
Santa Cruz County Capital Financing Authority, California Revenue Bonds, Series 2024 4.125% due 06/01/2039	2,600	2,655
South Bay Union School District/San Diego County, California General Obligation Bonds, (AGM Insured), Series 2022 0.000% due 08/01/2037 (a)	1,290	798
South Tahoe Joint Powers Financing Authority, California Revenue Bonds, Series 2023 5.250% due 10/01/2048	1,825	1,975
Sweetwater Union High School District, California General Obligation Bonds, Series 2022 5.000% due 08/01/2052	2,000	2,072
Tracy Public Financing Authority, California Revenue Bonds, (BAM Insured), Series 2024 5.000% due 11/01/2049	1,345	1,423
Ukiah Unified School District, California General Obligation Bonds, (AGM Insured), Series 2022 5.500% due 08/01/2049	1,000	1,082
University of California Revenue Bonds, Series 2017 5.000% due 05/15/2042	2,655	2,709
West Covina Unified School District, California General Obligation Bonds, Series 2024 4.000% due 08/01/2047	3,000	2,948

		197,422

MULTI-STATE 2.1%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023 3.996% due 12/25/2036	2,907	2,916
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024 4.564% due 04/25/2042 ~	1,492	1,506

		4,422

OHIO 0.9%
Warren City School District, Ohio Certificates of Participation Bonds, Series 2023 4.625% due 12/01/2052	2,000	1,899

TEXAS 0.6%
Upper Trinity Regional Water District, Texas Revenue Bonds, Series 2022 5.000% due 08/01/2042	1,160	1,229

UTAH 0.7%
Utah Infrastructure Agency Revenue Bonds, Series 2022 5.500% due 10/15/2049	1,350	1,431

Total Municipal Bonds & Notes (Cost $205,874)		206,403

	SHARES
SHORT-TERM INSTRUMENTS 0.1%
MUTUAL FUNDS 0.1%
Fidelity Investments Money Market Government Portfolio, Class I 3.850% (c)	186,011	186

Total Short-Term Instruments (Cost $186)		186

Total Investments in Securities (Cost $206,060)		206,589

INVESTMENTS IN AFFILIATES 2.5%
SHORT-TERM INSTRUMENTS 2.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.5%
PIMCO Short-Term Floating NAV Portfolio III	554,741	5,404

Schedule of Investments PIMCO California Municipal Opportunistic Value Fund (Cont.)	December 31, 2025 (Unaudited)

Total Short-Term Instruments (Cost $5,403)	5,404

Total Investments in Affiliates (Cost $5,403)	5,404

Total Investments 99.0% (Cost $211,463)	$211,993
Other Assets and Liabilities, net 1.0%	2,214

Net Assets 100.0%	$214,207

Schedule of Investments PIMCO California Municipal Opportunistic Value Fund (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)				Zero coupon security.
(b)				Security becomes interest bearing at a future date.
(c)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$197,422	$0	$197,422
Multi-State	0	4,422	0	4,422
Ohio	0	1,899	0	1,899
Texas	0	1,229	0	1,229
Utah	0	1,431	0	1,431
Short-Term Instruments
Mutual Funds	186	0	0	186

	$186	$206,403	$0	$206,589
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$5,404	$0	$0	$5,404

Total Investments	$5,590	$206,403	$0	$211,993

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

Schedule of Investments PIMCO California Short Duration Municipal Income Fund	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 87.8% ¤
MUNICIPAL BONDS & NOTES 82.2%
ALABAMA 0.6%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023 5.500% due 10/01/2054	$600	$660
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023 5.000% due 01/01/2054	600	634

		1,294

CALIFORNIA 78.0%
Anaheim Housing & Public Improvements Authority, California Revenue Bonds, Series 2024 2.000% due 10/01/2054	1,475	1,475
Antelope Valley Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2034 (a)	600	442
Antelope Valley-East Kern Water Agency Financing Authority, California Revenue Bonds, Series 2025 5.000% due 04/01/2055	3,500	3,616
Bay Area Toll Authority, California Revenue Bonds, Series 2001 4.570% (MUNIPSA + 1.250%) due 04/01/2036 ~	1,000	1,002
Bay Area Toll Authority, California Revenue Bonds, Series 2018 2.625% due 04/01/2045	680	679
Bay Area Toll Authority, California Revenue Bonds, Series 2021
3.730% (MUNIPSA) due 04/01/2056 ~	500	493
3.770% (MUNIPSA) due 04/01/2056 ~	1,000	999
Bay Area Toll Authority, California Revenue Bonds, Series 2023 1.700% due 04/01/2055	3,000	3,000
Bay Area Toll Authority, California Revenue Bonds, Series 2024 1.700% due 04/01/2059	4,500	4,500
California Community Choice Financing Authority Revenue Bonds, Series 2021
4.000% due 02/01/2052	2,350	2,384
4.000% due 10/01/2052	2,000	2,020
California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	700	745
5.250% due 01/01/2054	1,150	1,222
5.500% due 10/01/2054	990	1,081
California Community Choice Financing Authority Revenue Bonds, Series 2024
5.000% due 05/01/2054	1,000	1,072
5.000% due 01/01/2055	1,000	1,043
5.000% due 02/01/2055	2,700	2,927
California Community Choice Financing Authority Revenue Bonds, Series 2025
5.000% due 01/01/2056	1,500	1,581
5.000% due 03/01/2056	1,700	1,852
California Community Choice Financing Authority Revenue Notes, Series 2025 5.000% due 12/01/2035	4,100	4,502
California County Tobacco Securitization Agency Revenue Bonds, Series 2020
5.000% due 06/01/2031	250	266
5.000% due 06/01/2032	300	317
California Health Facilities Financing Authority Revenue Bonds, Series 1998 2.000% due 09/01/2028	800	800
California Health Facilities Financing Authority Revenue Bonds, Series 2022 5.000% due 03/01/2040	605	626
California Health Facilities Financing Authority Revenue Bonds, Series 2023 1.750% due 03/01/2041	1,500	1,500
California Health Facilities Financing Authority Revenue Bonds, Series 2025 5.000% due 10/01/2050	1,700	1,830
California Health Facilities Financing Authority Revenue Notes, Series 2021 5.000% due 11/01/2031	550	634
California Health Facilities Financing Authority Revenue Notes, Series 2025
5.000% due 12/01/2031	2,000	2,203
5.000% due 08/15/2033	1,500	1,793
California Housing Finance Agency Revenue Bonds, (FHLMC Insured), Series 2021 3.750% due 03/25/2035	1,880	1,905
California Housing Finance Agency Revenue Bonds, (HUD Insured), Series 2024 5.970% due 11/01/2053	1,250	1,260
California Housing Finance Agency Revenue Bonds, Series 2021 3.500% due 11/20/2035	2,273	2,253
California Housing Finance Agency Revenue Bonds, Series 2025
2.950% due 06/01/2046	2,150	2,159
3.250% due 06/01/2055	1,500	1,506
California Housing Finance Agency Revenue Notes, Series 2024 2.500% due 12/01/2027	1,320	1,320
California Housing Finance Revenue Bonds, Series 2024 5.700% due 06/01/2054	1,000	998

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)	December 31, 2025 (Unaudited)

California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021 4.020% (MUNIPSA) due 12/01/2050 ~	1,000	999
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2024 5.000% due 06/01/2039	1,000	1,158
California Municipal Finance Authority Revenue Bonds, Series 2009 3.300% due 02/01/2039	1,500	1,500
California Municipal Finance Authority Revenue Bonds, Series 2020 3.450% due 10/01/2045	1,000	1,000
California Municipal Finance Authority Revenue Bonds, Series 2021 3.450% due 07/01/2041	1,300	1,300
California Municipal Finance Authority Revenue Bonds, Series 2024 5.000% due 06/01/2056	1,125	1,187
California Municipal Finance Authority Revenue Bonds, Series 2025
2.950% due 01/01/2056	1,200	1,200
3.375% due 09/01/2050	1,500	1,492
3.536% due 02/20/2041	497	439
California Pollution Control Financing Authority Revenue Bonds, Series 2015 3.450% due 11/01/2040	1,500	1,501
California Pollution Control Financing Authority Revenue Bonds, Series 2017 3.450% due 11/01/2042	2,000	2,000
California Pollution Control Financing Authority Revenue Bonds, Series 2019 3.450% due 11/01/2042	2,000	2,000
California Pollution Control Financing Authority Revenue Bonds, Series 2023 3.800% due 07/01/2043	4,000	3,999
California Public Finance Authority Revenue Bonds, Series 2022 1.650% due 07/15/2062	2,500	2,500
California State General Obligation Bonds, (AGM Insured), Series 2007 5.250% due 08/01/2032	2,500	2,875
California State General Obligation Bonds, Series 2016 5.000% due 09/01/2031	3,000	3,046
California State General Obligation Notes, Series 2020 5.000% due 11/01/2027	1,500	1,575
California State General Obligation Notes, Series 2022 5.000% due 11/01/2026	1,820	1,861
California State Public Works Board Revenue Bonds, Series 2015 5.000% due 05/01/2028	1,500	1,503
California State Public Works Board Revenue Notes, Series 2024 5.000% due 09/01/2031	1,000	1,141
California Statewide Communities Development Authority Revenue Bonds, (FNMA Insured), Series 2025 4.250% due 09/01/2067	1,750	1,819
California Statewide Communities Development Authority Revenue Bonds, Series 2006 1.450% due 04/01/2028	1,000	956
California Statewide Communities Development Authority Revenue Bonds, Series 2008 2.000% due 08/15/2047	2,245	2,245
California Statewide Communities Development Authority Revenue Bonds, Series 2009 5.000% due 04/01/2046	1,000	1,089
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 05/15/2027	500	504
5.000% due 05/15/2032	1,250	1,259
California Statewide Communities Development Authority Revenue Notes, (CM Insured), Series 2025
5.000% due 07/01/2028	370	393
5.000% due 07/01/2029	430	468
California Statewide Communities Development Authority Revenue Notes, Series 2025
5.000% due 10/01/2030	900	1,016
5.000% due 10/01/2035	1,800	2,115
Corona Community Facilities District, California Special Tax Notes, Series 2024
5.000% due 09/01/2029	25	27
5.000% due 09/01/2030	50	54
5.000% due 09/01/2031	115	125
East Bay Municipal Utility District Water System, California Revenue Notes, Series 2025 5.000% due 06/01/2028	2,000	2,142
East County, California Advanced Water Purification Joint Powers Authority Revenue Notes, Series 2024 5.000% due 09/01/2026	1,000	1,011
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.850% due 06/01/2050	460	421
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 2.687% due 06/01/2030	1,500	1,388
Irvine Ranch Water District, California Special Assessment Bonds, Series 2011 2.000% due 10/01/2037	5,000	5,000
Irvine, California Special Assessment Bonds, Series 2004 2.000% due 09/02/2029	1,500	1,500
Irvine, California Special Tax Bonds, (AGM Insured),Series 2025
5.000% due 09/01/2033	185	215
5.000% due 09/01/2034	215	253
Long Beach, California Harbor Revenue Notes, Series 2017 5.000% due 05/15/2027	1,000	1,029
Los Angeles Community College District, California General Obligation Notes, Series 2024 5.000% due 08/01/2031	1,500	1,730
Los Angeles County, California Development Authority Revenue Bonds, Series 2025 3.350% due 09/01/2059	500	506
Los Angeles County, California Facilities, Inc., Revenue Bonds, Series 2018 5.000% due 12/01/2051	2,630	2,826
Los Angeles Department of Airports, California Revenue Bonds, Series 2018 5.000% due 05/15/2034	1,000	1,041
Los Angeles Housing Authority, California Revenue Bonds, Series 2025 3.000% due 01/01/2046	2,000	2,006

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)	December 31, 2025 (Unaudited)

Los Angeles Housing Authority, California Revenue Notes, Series 2024 3.250% due 02/01/2029	1,750	1,761
Los Angeles Unified School District, California General Obligation Bonds, Series 2024 5.000% due 07/01/2035	1,100	1,331
Los Angeles Unified School District, California General Obligation Notes, Series 2022 5.000% due 07/01/2028	1,000	1,073
Los Angeles Unified School District, California General Obligation Notes, Series 2023 5.000% due 07/01/2027	1,000	1,043
Los Angeles Unified School District, California General Obligation Notes, Series 2024 5.000% due 07/01/2026	1,000	1,014
Mount Diablo Unified School District, California General Obligation Notes, Series 2025 5.000% due 08/01/2029	1,000	1,102
Municipal Improvement Corp. of Los Angeles, California Revenue Bonds, Series 2016 5.000% due 11/01/2029	1,730	1,765
Napa Valley Unified School District, California General Obligation Notes, Series 2025 5.000% due 08/01/2026	1,000	1,016
Port of Los Angeles, California Revenue Notes, Series 2024 5.000% due 08/01/2028	1,000	1,054
Rialto Unified School District, California Certificates of Participation Notes, (BAM Insured), Series 2024 5.000% due 09/01/2031	250	282
Roseville, California Special Tax Bonds, Series 2017 5.000% due 09/01/2033	965	990
Sacramento County, California Airport System Revenue Bonds, Series 2018 5.000% due 07/01/2033	1,120	1,168
Sacramento County, California Airport System Revenue Notes, Series 2024 5.000% due 07/01/2032	1,750	2,036
Sacramento County, California Special Tax Notes, Series 2022 5.000% due 09/01/2029	1,000	1,056
Sacramento County, California Water Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007 3.266% (US0003M + 0.550%) due 06/01/2034 ~	955	936
San Diego County, California Regional Airport Authority Revenue Notes, Series 2023 5.000% due 07/01/2033	1,000	1,135
San Diego County, California Regional Transportation Commission Revenue Bonds, Series 2016 5.000% due 04/01/2041	2,500	2,511
San Diego Unified School District, California General Obligation Notes, Series 2023 5.000% due 07/01/2028	1,000	1,073
San Diego Unified School District, California General Obligation Notes, Series 2024 5.000% due 07/01/2034	1,050	1,275
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2018 1.250% due 05/01/2058	2,500	2,500
San Francisco, California City & County General Obligation Notes, Series 2024 5.000% due 06/15/2027	1,300	1,355
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2016 4.000% due 11/01/2039	1,000	1,001
San Jose Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2006 0.000% due 08/01/2030 (a)	2,520	2,230
Santa Clara Valley Water District, California Revenue Bonds, Series 2024 5.000% due 06/01/2039	500	579
Santa Cruz City High School District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2042	1,000	999
Silicon Valley Clean Water, California Revenue Notes, Series 2021 0.500% due 03/01/2026	3,000	2,988
South Placer Wastewater Authority, California Revenue Notes, Series 2020 5.000% due 11/01/2029	250	277
Tobacco Securitization Authority of Southern California Revenue Notes, Series 2019
5.000% due 06/01/2026	1,000	1,009
5.000% due 06/01/2029	500	535
Union Sanitary District Financing Authority, California Revenue Notes, Series 2025 5.000% due 03/15/2030	1,500	1,681
University of California Revenue Bonds, Series 2013 1.700% due 05/15/2048	7,000	7,000
Vista Joint Powers Financing Authority, California Revenue Notes, Series 2025 5.000% due 05/01/2027	650	671
Washington Unified School District/Yolo County, California General Obligation Bonds, (NPFGC Insured), Series 2004 0.000% due 08/01/2026 (a)	1,000	985
West Contra Costa Unified School District, California General Obligation Notes, Series 2025 5.000% due 08/01/2029	1,500	1,648

		174,498

DISTRICT OF COLUMBIA 0.7%
District of Columbia Income Tax Revenue Notes, Series 2025 5.000% due 06/01/2027	1,500	1,554

GEORGIA 0.3%
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023 5.000% due 12/01/2053	600	643

MISSOURI 0.5%
Missouri Housing Development Commission Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 6.000% due 05/01/2056	1,000	1,108

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)	December 31, 2025 (Unaudited)

OHIO 0.5%
Ohio Air Quality Development Authority Revenue Bonds, Series 2009 4.750% due 06/01/2033	1,100	1,156

OREGON 0.1%
Oregon State Facilities Authority Revenue Notes, Series 2020 5.000% due 10/01/2027	300	308

PUERTO RICO 1.5%
Puerto Rico Housing Finance Authority Revenue Notes, (HUD Insured), Series 2023 5.000% due 03/01/2027	1,000	1,003
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 4.500% due 07/01/2034	2,223	2,223

		3,226

Total Municipal Bonds & Notes (Cost $181,861)		183,787

	SHARES
SHORT-TERM INSTRUMENTS 5.6%
MUTUAL FUNDS 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (b)	501,998	502

	PRINCIPAL AMOUNT (000s)
MUNICIPAL BONDS & NOTES 5.4%
California School Cash Reserve Program Authority Revenue Notes, Series 2025 5.000% due 06/30/2026	$3,500	3,543
Los Angeles County, California Revenue Notes, Series 2025
5.000% due 06/25/2026	1,500	1,520
5.000% due 06/30/2026	2,000	2,027
Riverside County, California Revenue Notes, Series 2025 5.000% due 06/30/2026	1,500	1,521
San Diego County, California Revenue Notes, Series 2025 5.000% due 06/30/2026	3,500	3,549

Total Municipal Bonds & Notes (Cost $12,128)		12,160

Total Short-Term Instruments (Cost $12,630)		12,662

Total Investments in Securities (Cost $194,491)		196,449

	SHARES
INVESTMENTS IN AFFILIATES 12.3%
SHORT-TERM INSTRUMENTS 12.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.3%
PIMCO Short-Term Floating NAV Portfolio III	2,826,033	27,528

Total Short-Term Instruments (Cost $27,515)		27,528

Total Investments in Affiliates (Cost $27,515)		27,528

Total Investments 100.1% (Cost $222,006)		$223,977
Other Assets and Liabilities, net (0.1)%		(315)

Net Assets 100.0%		$223,662

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)				Zero coupon security.
(b)				Coupon represents a 7-Day Yield.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$1,294	$0	$1,294
California	0	174,498	0	174,498
District of Columbia	0	1,554	0	1,554
Georgia	0	643	0	643
Missouri	0	1,108	0	1,108
Ohio	0	1,156	0	1,156
Oregon	0	308	0	308
Puerto Rico	0	3,226	0	3,226
Short-Term Instruments
Mutual Funds	0	502	0	502
Municipal Bonds & Notes	0	12,160	0	12,160

	$0	$196,449	$0	$196,449
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$27,528	$0	$0	$27,528

Total Investments	$27,528	$196,449	$0	$223,977

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

Schedule of Investments PIMCO Climate Bond Fund	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.5% ¤
CORPORATE BONDS & NOTES 66.5%
BANKING & FINANCE 36.9%
ABN AMRO Bank NV
3.000% due 02/25/2031	EUR	100	$117
5.125% due 02/22/2028	GBP	200	275
ACEF Holding SCA 0.750% due 06/14/2028	EUR	100	112
AIB Group PLC
2.875% due 05/30/2031 •		125	147
5.250% due 10/23/2031 •		100	128
Alexandria Real Estate Equities, Inc. 2.000% due 05/18/2032		$160	135
American Homes 4 Rent LP 5.500% due 02/01/2034		100	104
Amvest RCF Custodian BV 3.750% due 06/11/2031	EUR	100	118
Assura Financing PLC 1.625% due 06/30/2033	GBP	125	130
AXA SA 5.625% due 01/16/2054 •		100	135
Bank of America Corp.
4.134% due 06/12/2028	EUR	100	122
6.204% due 11/10/2028 •		$200	208
Bank of Ireland Group PLC
5.000% due 07/04/2031 •	EUR	100	126
7.594% due 12/06/2032 •	GBP	100	141
Banque Federative du Credit Mutuel SA 0.250% due 06/29/2028	EUR	100	111
Boston Properties LP
2.450% due 10/01/2033		$150	124
6.500% due 01/15/2034		20	22
British Land Co. PLC 2.375% due 09/14/2029	GBP	100	125
Caja Rural de Navarra SCC 3.000% due 04/26/2027	EUR	100	118
Castellum AB 0.750% due 09/04/2026		100	116
CBRE Open-Ended Funds SCA SICAV-SIF
0.900% due 10/12/2029		100	108
4.750% due 03/27/2034		100	123
CBRE Services, Inc.
2.500% due 04/01/2031		$100	91
5.950% due 08/15/2034		100	107
Commerzbank AG 4.125% due 02/20/2037 •	EUR	200	239
Commonwealth Bank of Australia 4.266% due 06/04/2034 •		100	121
Community Preservation Corp. 2.867% due 02/01/2030		$75	70
CPI Property Group SA 4.750% due 07/22/2030	EUR	100	113
Credit Agricole SA 4.375% due 11/27/2033		300	368
CTP NV 1.250% due 06/21/2029		200	221
Danske Bank AS 3.500% due 05/26/2033 •		200	236
Derwent London PLC 1.875% due 11/17/2031	GBP	100	114
Deutsche Bank AG 1.875% due 02/23/2028 •	EUR	200	233
Digital Realty Trust LP 3.600% due 07/01/2029		$125	123
DNB Bank ASA
3.125% due 05/20/2031 •	EUR	100	118
4.625% due 11/01/2029 •		100	123
EQT AB 0.875% due 05/14/2031		100	103
Equinix Europe 2 Financing Corp. LLC
3.650% due 09/03/2033		100	116
4.000% due 05/19/2034		100	118
Equinix, Inc. 1.550% due 03/15/2028		$80	76

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	December 31, 2025 (Unaudited)

ERP Operating LP 1.850% due 08/01/2031		100	88
Erste Group Bank AG 3.250% due 01/14/2033 •	EUR	100	117
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial 3.125% due 11/09/2031		100	119
European Investment Bank
0.750% due 07/15/2027	AUD	200	127
2.750% due 01/16/2034	EUR	40	46
3.750% due 02/14/2033		$240	236
Farmers Exchange Capital III 5.454% due 10/15/2054 •		50	47
Ford Motor Credit Co. LLC 5.625% due 10/09/2028	GBP	100	136
Goodman Australia Finance Pty. Ltd. 4.250% due 05/03/2030	EUR	100	122
Grainger PLC 3.375% due 04/24/2028	GBP	100	131
HA Sustainable Infrastructure Capital, Inc. 6.750% due 07/15/2035		$40	42
HAT Holdings I LLC/HAT Holdings II LLC
3.750% due 09/15/2030		137	127
8.000% due 06/15/2027		10	10
Healthpeak OP LLC 2.125% due 12/01/2028		100	95
Host Hotels & Resorts LP
2.900% due 12/15/2031		50	45
3.500% due 09/15/2030		100	95
5.700% due 07/01/2034		125	130
IHG Finance LLC 4.375% due 11/28/2029	EUR	100	123
ING Groep NV
4.000% due 02/12/2035 •		100	121
4.875% due 05/16/2029 •(c)(d)		$200	194
International Bank for Reconstruction & Development
3.875% due 08/28/2034		75	74
4.000% due 08/27/2026		75	75
International Development Association 4.375% due 06/11/2029		100	102
International Finance Corp. 4.900% due 12/05/2034	AUD	200	131
Intesa Sanpaolo SpA 8.248% due 11/21/2033 •		$300	354
JAB Holdings BV 4.375% due 04/25/2034	EUR	200	241
John Deere Capital Corp. 5.100% due 04/11/2034		$100	103
JPMorgan Chase & Co. 6.070% due 10/22/2027 •		200	203
Kilroy Realty LP 2.500% due 11/15/2032		100	84
Kreditanstalt fuer Wiederaufbau
0.000% due 09/15/2031	EUR	650	656
2.000% due 11/15/2029		300	346
2.500% due 10/09/2030		300	352
Lendlease Finance Ltd. 3.400% due 10/27/2027	AUD	80	51
Lloyds Banking Group PLC 3.875% due 05/14/2032 •	EUR	100	120
Lseg Netherlands BV 4.231% due 09/29/2030		100	123
Mitsubishi UFJ Financial Group, Inc. 0.848% due 07/19/2029		200	220
Mizuho Financial Group, Inc. 3.460% due 08/27/2030 •		250	298
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 1.000% due 05/26/2042 •		100	101
Nationale-Nederlanden Bank NV
0.500% due 09/21/2028		100	111
1.875% due 05/17/2032		100	110
NatWest Group PLC
2.057% due 11/09/2028 •	GBP	125	162
3.673% due 08/05/2031 •	EUR	150	180
7.500% due 02/28/2032 •(c)(d)	GBP	200	280
NE Property BV 2.000% due 01/20/2030	EUR	100	112
Norinchukin Bank 5.430% due 03/09/2028		$200	205
P3 Group SARL 4.000% due 04/19/2032	EUR	100	118
Pacific Life Global Funding II 3.125% due 06/18/2031		100	116
Prologis International Funding II SA
0.750% due 03/23/2033		125	120
0.875% due 07/09/2029		125	137
1.750% due 03/15/2028		125	144

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Rayonier LP 2.750% due 05/17/2031		$100	90
Sagax AB 4.375% due 05/29/2030	EUR	200	243
Segro Capital SARL 0.500% due 09/22/2031		100	101
Shinhan Bank Co. Ltd. 3.320% due 01/29/2027		100	119
Sirius Real Estate Ltd. 1.750% due 11/24/2028		200	226
Standard Chartered PLC 0.800% due 11/17/2029 •		100	111
Sumitomo Mitsui Financial Group, Inc. 3.318% due 10/07/2031		100	118
Sumitomo Mitsui Trust Bank Ltd. 5.500% due 03/09/2028		$200	206
Svenska Handelsbanken AB 3.250% due 08/27/2031	EUR	200	236
Unibail-Rodamco-Westfield SE 3.875% due 09/11/2034		200	234
UniCredit Bank Czech Republic & Slovakia AS 3.750% due 06/20/2028		100	121
Vesteda Finance BV 4.000% due 05/07/2032		100	121
VIA Outlets BV 1.750% due 11/15/2028		100	113
Volkswagen Financial Services AG 3.875% due 09/10/2030		200	241
Warehouses De Pauw CVA 3.125% due 01/15/2031		100	116
Weyerhaeuser Co. 7.375% due 03/15/2032		$9	10
Workspace Group PLC 2.250% due 03/11/2028	GBP	100	127
ZF Finance GmbH 2.000% due 05/06/2027	EUR	100	116

			15,764

INDUSTRIALS 14.7%
Alphabet, Inc. 3.125% due 11/06/2034		100	115
Amgen, Inc. 3.000% due 02/22/2029		$200	194
Amprion GmbH
3.625% due 05/21/2031	EUR	100	120
3.875% due 09/07/2028		100	121
AP Moller - Maersk AS 5.875% due 09/14/2033		$66	70
Aptiv Swiss Holdings Ltd. 4.250% due 06/11/2036	EUR	100	117
Arcadis NV 4.875% due 02/28/2028		100	122
Autodesk, Inc.
2.400% due 12/15/2031		$50	44
5.300% due 06/15/2035		200	206
BCP V Modular Services Finance II PLC 6.500% due 07/10/2031	EUR	100	110
Berkeley Group PLC 2.500% due 08/11/2031	GBP	100	117
Boston Scientific Corp. 2.650% due 06/01/2030		$50	47
Burberry Group PLC 5.750% due 06/20/2030	GBP	125	172
Campbell's Co. 4.550% due 03/21/2031		$200	199
CDW LLC/CDW Finance Corp. 5.550% due 08/22/2034		35	36
Chanel Ceres PLC 1.000% due 07/31/2031	EUR	150	155
Comcast Corp. 4.650% due 02/15/2033		$40	40
Continental Wind LLC 6.000% due 02/28/2033		42	43
Coty, Inc. 4.500% due 05/15/2027	EUR	100	119
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 4.750% due 01/15/2029		$111	109
Denso Corp. 4.420% due 09/11/2029		100	101
DSV Finance BV 0.500% due 03/03/2031	EUR	100	103
Ellevio AB 3.750% due 05/14/2035		100	116
Flora Food Management BV 6.875% due 07/02/2029		100	117

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Ford Motor Co. 6.100% due 08/19/2032		$38	39
Forvia SE 2.375% due 06/15/2029	EUR	100	115
Hanwha Q Cells Americas Holdings Corp. 5.000% due 07/27/2028		$200	205
JDE Peet's NV 2.250% due 09/24/2031		150	131
Kerry Group Financial Services Unltd. Co. 3.375% due 03/05/2033	EUR	200	232
Latvenergo AS 3.612% due 11/13/2030		100	117
Levi Strauss & Co. 3.500% due 03/01/2031		$55	51
Moody's Corp.
2.000% due 08/19/2031		100	89
3.100% due 11/29/2061		30	19
MSCI, Inc. 3.625% due 09/01/2030		100	96
Nexans SA 4.250% due 03/11/2030	EUR	100	122
Norsk Hydro ASA 3.625% due 01/23/2032		100	118
NTT Finance Corp. 0.399% due 12/13/2028		100	110
Oberlin College 2.874% due 10/01/2051		$125	78
Owens Corning 5.500% due 06/15/2027		100	102
Pandora AS 3.875% due 05/31/2030	EUR	100	120
PepsiCo, Inc. 3.900% due 07/18/2032		$40	39
Smurfit Kappa Treasury ULC
0.500% due 09/22/2029	EUR	100	108
5.438% due 04/03/2034		$100	104
Smurfit Westrock Financing DAC 5.185% due 01/15/2036		200	202
Swisscom Finance BV 3.250% due 09/05/2034	EUR	100	116
Synopsys, Inc.
5.000% due 04/01/2032		$50	51
5.150% due 04/01/2035		200	203
T-Mobile USA, Inc. 4.950% due 03/15/2028		100	102
Telefonica Emisiones SA 4.183% due 11/21/2033	EUR	100	121
Tennet Netherlands BV 4.500% due 10/28/2034		100	126
Trane Technologies Financing Ltd.
3.800% due 03/21/2029		$125	124
5.100% due 06/13/2034		40	41
Vmed O2 U.K. Financing I PLC 5.625% due 04/15/2032	EUR	100	119
Volkswagen International Finance NV 5.994% due 11/15/2033 •(c)		100	122
Wabtec Transportation Netherlands BV 1.250% due 12/03/2027		200	230
ZF North America Capital, Inc. 6.875% due 04/14/2028		$10	10

			6,255

UTILITIES 14.9%
AES Corp.
2.450% due 01/15/2031		84	76
5.450% due 06/01/2028		40	41
Alliander NV 3.000% due 05/06/2033	EUR	200	230
British Telecommunications PLC 3.875% due 01/20/2034		100	119
CenterPoint Energy Houston Electric LLC 5.300% due 04/01/2053		$25	24
Colbun SA 5.375% due 09/11/2035		200	201
EDP Servicios Financieros Espana SA 4.375% due 04/04/2032	EUR	200	248
Electricite de France SA
4.750% due 06/17/2044		100	117
7.375% due 06/17/2035 •(c)	GBP	100	139
EnBW Energie Baden-Wuerttemberg AG 4.500% due 07/28/2055 •	EUR	100	118
Enel Finance International NV 1.625% due 07/12/2026		$200	198
Eurogrid GmbH 3.732% due 10/18/2035	EUR	100	116

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Hanwha Energy USA Holdings Corp. 4.375% due 07/02/2028		$200	202
iliad SA 4.250% due 12/15/2029	EUR	200	241
Interstate Power & Light Co. 4.100% due 09/26/2028		$100	100
MidAmerican Energy Co.
3.650% due 08/01/2048		150	113
4.250% due 07/15/2049		25	21
Mississippi Power Co. 3.100% due 07/30/2051		50	33
National Grid PLC 3.875% due 01/16/2029	EUR	100	121
NBN Co. Ltd. 3.500% due 03/22/2030		200	239
New York State Electric & Gas Corp. 5.650% due 08/15/2028		$325	338
NextEra Energy Capital Holdings, Inc. 1.900% due 06/15/2028		100	95
Niagara Mohawk Power Corp.
1.960% due 06/27/2030		125	113
5.783% due 09/16/2052		40	40
NSTAR Electric Co.
3.100% due 06/01/2051		25	17
3.250% due 05/15/2029		80	78
Oncor Electric Delivery Co. LLC 3.500% due 05/15/2031	EUR	100	119
Orsted AS 5.125% due 09/13/2034	GBP	100	129
Pacific Gas & Electric Co. 6.700% due 04/01/2053		$41	43
Public Service Co. of Colorado 3.200% due 03/01/2050		53	36
Public Service Co. of Oklahoma 2.200% due 08/15/2031		200	178
Public Service Electric & Gas Co.
3.100% due 03/15/2032		200	186
4.650% due 03/15/2033		50	50
Puget Sound Energy, Inc. 5.685% due 06/15/2054		20	20
RWE Finance U.S. LLC 5.125% due 09/18/2035		150	149
San Diego Gas & Electric Co. 4.950% due 08/15/2028		150	154
Severn Trent Utilities Finance PLC
2.625% due 02/22/2033	GBP	100	115
3.875% due 08/04/2035	EUR	100	117
3.875% due 08/04/2037		100	115
Solar Star Funding LLC 5.375% due 06/30/2035		$195	199
South Eastern Power Networks PLC 1.750% due 09/30/2034	GBP	200	208
Southern California Edison Co.
2.500% due 06/01/2031		$225	202
3.450% due 02/01/2052		100	67
Southwestern Public Service Co.
3.150% due 05/01/2050		80	53
3.750% due 06/15/2049		50	37
SSE PLC 4.000% due 09/05/2031	EUR	100	122
TDC Net AS 5.618% due 02/06/2030		100	126
United Utilities Water Finance PLC 3.750% due 05/23/2034		100	117
Verizon Communications, Inc. 1.500% due 09/18/2030		$280	247
Vodafone Group PLC 5.125% due 06/04/2081 •		65	51
Wisconsin Electric Power Co. 4.750% due 09/30/2032		20	20
Wisconsin Power & Light Co. 4.950% due 04/01/2033		132	134

			6,372

Total Corporate Bonds & Notes (Cost $27,439)			28,391

MUNICIPAL BONDS & NOTES 0.5%
FLORIDA 0.2%
State Board of Administration Finance Corp. Florida Revenue Notes, Series 2020 2.154% due 07/01/2030		110	101

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	December 31, 2025 (Unaudited)

NEW YORK 0.3%
New York City, New York Municipal Water Finance Authority, New York Revenue Bonds, (BABs), Series 2010 5.724% due 06/15/2042		110	111

Total Municipal Bonds & Notes (Cost $271)			212

U.S. GOVERNMENT AGENCIES 3.9%
Federal Home Loan Mortgage Corp.
4.500% due 02/01/2053 - 06/01/2053		173	170
5.000% due 02/01/2053 - 07/01/2054		259	259
Federal National Mortgage Association
4.500% due 05/01/2053 - 07/01/2053		175	171
5.000% due 10/01/2053 - 11/01/2053		1,044	1,045

Total U.S. Government Agencies (Cost $1,595)			1,645

U.S. TREASURY OBLIGATIONS 0.7%
U.S. Treasury Notes
4.625% due 02/15/2035		300	311

Total U.S. Treasury Obligations (Cost $310)			311

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.3%
CSMC Trust 3.431% due 11/10/2032		100	80
JP Morgan Chase Commercial Mortgage Securities Trust 4.915% due 04/15/2038 •		87	86
Natixis Commercial Mortgage Securities Trust 3.622% due 05/15/2039		100	97
One Bryant Park Trust 2.516% due 09/15/2054		100	93
VASA Trust 4.765% due 07/15/2039 •		100	99
Wells Fargo Commercial Mortgage Trust 5.575% due 09/15/2040 ~		75	76

Total Non-Agency Mortgage-Backed Securities (Cost $568)			531

ASSET-BACKED SECURITIES 1.7%
AUTOMOBILE SEQUENTIAL 0.1%
Hertz Vehicle Financing III LLC 5.490% due 06/25/2027		50	50

OTHER ABS 1.6%
GoodLeap Sustainable Home Solutions Trust
2.100% due 05/20/2048		62	51
4.000% due 04/20/2049		38	34
4.950% due 07/20/2049		77	70
Loanpal Solar Loan Ltd. 2.220% due 03/20/2048		43	35
Mosaic Solar Loan Trust 2.640% due 01/20/2053		63	55
Sunnova Helios XI Issuer LLC 5.300% due 05/20/2050		86	79
Sunnova Hestia I Issuer LLC 5.750% due 12/20/2050		87	87
Sunnova Sol IV Issuer LLC 2.790% due 02/22/2049		119	101
Sunrun Demeter Issuer LLC 2.270% due 01/30/2057		158	144

			656

Total Asset-Backed Securities (Cost $775)			706

SOVEREIGN ISSUES 10.1%
Adif Alta Velocidad
3.125% due 10/31/2032	EUR	100	117
3.500% due 04/30/2032		100	119
Agence Francaise de Developpement EPIC 3.500% due 02/25/2033		200	236
Australia Government Bonds 4.250% due 06/21/2034	AUD	1,200	779
Brazil Government International Bonds 5.500% due 02/04/2033		$200	197
Bundesrepublik Deutschland Bundesanleihe
2.300% due 02/15/2033	EUR	150	172
2.500% due 02/15/2035		100	115
Canada Government Bonds
2.250% due 12/01/2029	CAD	50	36
3.000% due 03/01/2032		200	145
3.500% due 03/01/2034		200	148

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	December 31, 2025 (Unaudited)

European Union
2.625% due 02/04/2048	EUR	60	57
2.750% due 02/04/2033		135	158
3.250% due 02/04/2050		100	105
Hungary Government International Bonds 4.875% due 03/22/2040		100	117
Ile-de-France Mobilites 3.050% due 02/03/2033		100	115
Italy Buoni Poliennali Del Tesoro 4.050% due 10/30/2037		50	61
Kingdom of Belgium Government Bonds 2.750% due 04/22/2039		100	106
Ministeries Van de Vlaamse Gemeenschap 3.250% due 01/12/2043		100	106
Nederlandse Waterschapsbank NV 3.000% due 04/20/2033		100	118
Ontario Teachers' Finance Trust 2.850% due 12/04/2031		150	175
Province of Ontario 4.100% due 03/04/2033	CAD	100	76
Regie Autonome des Transports Parisiens EPIC 3.250% due 04/11/2033	EUR	100	116
SFIL SA 3.125% due 09/17/2029		100	119
Slovenia Government Bonds 3.125% due 07/02/2035		80	93
Societe Des Grands Projets EPIC 0.300% due 11/25/2031		200	200
Societe Nationale SNCF SACA 3.125% due 11/02/2027		100	119
U.K. Gilts
0.875% due 07/31/2033	GBP	200	211
1.500% due 07/31/2053		70	43
4.375% due 07/31/2054		136	161

Total Sovereign Issues (Cost $4,138)			4,320

SHORT-TERM INSTRUMENTS 12.8%
U.S. TREASURY BILLS 12.8%
3.707% due 01/02/2026 - 04/21/2026 (a)(b)(g)		$5,500	5,474

Total Short-Term Instruments (Cost $5,474)			5,474

Total Investments in Securities (Cost $40,570)			41,590

Total Investments 97.5% (Cost $40,570)			$41,590
Financial Derivative Instruments (e)(f) (0.9)%(Cost or Premiums, net $76)			(394)
Other Assets and Liabilities, net 3.4%			1,473

Net Assets 100.0%			$42,669

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(d)	Contingent convertible security.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond March Futures	03/2026	8	$585	$(1)	$1	$0
Canada Government 2-Year Bond March Futures	03/2026	3	231	0	0	0
Euro-Bobl March Futures	03/2026	3	410	(3)	0	0
U.S. Treasury 5-Year Note March Futures	03/2026	139	15,193	(1)	0	(16)
U.S. Treasury Long-Term Bond March Futures	03/2026	2	231	(2)	0	(1)
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	16	1,840	(4)	0	(3)

$(11)	$1	$(20)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year Bond March Futures	03/2026	1	$(88)	$1	$0	$0
Euro-Bund March Futures	03/2026	23	(3,448)	48	6	0
Euro-Buxl 30-Year Bond March Futures	03/2026	2	(259)	4	1	0
Long Guilt March Futures	03/2026	3	(369)	(3)	0	(1)
U.S. Treasury 2-Year Note March Futures	03/2026	10	(2,088)	(1)	1	0
U.S. Treasury 10-Year Note March Futures	03/2026	6	(675)	1	1	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	1	(118)	1	1	0

$51	$10	$(1)

Total Futures Contracts	$40	$11	$(21)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	700	$(3)	$7	$4	$1	$0
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055	50	2	(3)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/16/2050	$280	84	57	141	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054	400	11	36	47	1	0
Pay(1)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031	EUR	1,910	8	(20)	(12)	0	(1)
Receive(1)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056	90	(1)	6	5	0	0
Pay	CAONREPO	1.000	Semi-Annual	06/16/2026	CAD	500	(25)	23	(2)	0	0

Total Swap Agreements	$76	$106	$182	$3	$(1)

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Cash of $522 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.
(1)						This instrument has a forward starting effective date.
(f)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	01/2026	JPY	6,200		$40	$1	$0
BPS	01/2026	AUD	561		364	0	(10)
	01/2026	JPY	6,700		43	0	0
	01/2026		$24	EUR	21	0	0
CBK	01/2026	EUR	390		$459	1	0
	01/2026	GBP	13		17	0	0
	01/2026		$21	EUR	18	0	0
	01/2026		67	INR	6,006	0	(1)
FAR	01/2026	AUD	1,143		$742	0	(21)
	01/2026	GBP	2,300		3,021	0	(80)
JPM	01/2026		$9	INR	783	0	0
MBC	01/2026	CAD	670		$476	0	(12)
	01/2026	EUR	2,871		3,333	0	(43)
	01/2026		$32	JPY	4,935	0	0
MYI	01/2026	JPY	9,900		$64	0	0
SCX	01/2026		$65	JPY	10,141	0	0
SOG	01/2026	EUR	12,297		$14,237	0	(221)
	01/2026		$155	JPY	24,188	0	0

Total Forward Foreign Currency Contracts						$2	$(388)

(g)

Securities with an aggregate market value of $281 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory			Level 1		Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance			$0		$15,764	$0	$15,764
Industrials			0		6,255	0	6,255
Utilities			0		6,372	0	6,372
Municipal Bonds & Notes
Florida			0		101	0	101
New York			0		111	0	111
U.S. Government Agencies			0		1,645	0	1,645
U.S. Treasury Obligations			0		311	0	311
Non-Agency Mortgage-Backed Securities			0		531	0	531
Asset-Backed Securities
Automobile Sequential			0		50	0	50
Other ABS			0		656	0	656
Sovereign Issues			0		4,320	0	4,320
Short-Term Instruments
U.S. Treasury Bills			0		5,474	0	5,474

Total Investments			$0		$41,590	$0	$41,590

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared			8		6	0	14
Over the counter			0		2	0	2

			$8		$8	$0	$16
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared			(1)		(21)	0	(22)
Over the counter			0		(388)	0	(388)

			$(1)		$(409)	$0	$(410)

Total Financial Derivative Instruments			$7		$(401)	$0	$(394)

Totals			$7		$41,189	$0	$41,196

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 121.3% ¤
CORPORATE BONDS & NOTES 8.6%
BANKING & FINANCE 6.6%
American Express Co. 5.645% due 04/23/2027 •		$24,900	$25,022
Athene Global Funding
4.696% due 07/16/2026 •		8,000	8,013
4.950% due 01/07/2027		500	504
5.620% due 05/08/2026		12,900	12,963
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		89	86
Banca Monte dei Paschi di Siena SpA 7.708% due 01/18/2028 •	EUR	500	638
Bank of America Corp.
4.979% due 01/24/2029 •		$13,900	14,162
5.202% due 04/25/2029 •		200	205
5.933% due 09/15/2027 •		5,400	5,471
Bank of Montreal 4.610% (SOFRINDX + 0.880%) due 09/10/2027 ~		4,000	4,012
Bank of Nova Scotia 5.400% due 06/04/2027		15,700	16,040
Barclays PLC
4.837% due 09/10/2028 •		2,600	2,632
5.674% due 03/12/2028 •		400	407
Citibank NA
4.929% due 08/06/2026		11,700	11,763
5.438% due 04/30/2026		12,600	12,649
5.488% due 12/04/2026		6,100	6,182
Corebridge Global Funding 4.900% due 01/07/2028		1,000	1,017
Equitable Financial Life Global Funding 4.600% due 04/01/2027		15,800	15,915
Ford Motor Credit Co. LLC
5.125% due 11/05/2026		2,000	2,011
5.800% due 03/05/2027		2,800	2,836
Goldman Sachs Bank USA
5.283% due 03/18/2027 •		24,000	24,061
5.414% due 05/21/2027 •		1,400	1,407
Goldman Sachs Group, Inc. 5.049% due 07/23/2030 •		400	410
HPS Corporate Lending Fund 5.450% due 01/14/2028		11,900	12,035
Jackson National Life Global Funding
4.900% due 01/13/2027		1,400	1,412
4.933% (SOFRRATE + 0.970%) due 01/14/2028 ~		1,300	1,304
5.600% due 04/10/2026		850	854
JPMorgan Chase & Co.
4.979% due 07/22/2028 •		800	812
6.070% due 10/22/2027 •		1,100	1,118
JPMorgan Chase Bank NA 5.110% due 12/08/2026		9,400	9,503
Morgan Stanley
2.475% due 01/21/2028 •		148	146
2.699% (EUR003M + 0.650%) due 03/19/2027 ~	EUR	4,000	4,709
5.123% due 02/01/2029 •		$100	102
5.652% due 04/13/2028 •		800	816
Morgan Stanley Bank NA
4.447% due 10/15/2027 •		2,650	2,661
4.952% due 01/14/2028 •		2,100	2,120
4.968% due 07/14/2028 •		300	304
5.504% due 05/26/2028 •		6,500	6,634
5.882% due 10/30/2026		3,700	3,756
Morgan Stanley Private Bank NA 4.466% due 07/06/2028 •		1,000	1,007
NatWest Markets PLC 4.789% due 03/21/2028		1,100	1,119
PNC Bank NA 4.429% due 07/21/2028 •		16,600	16,712
Protective Life Global Funding 4.412% (SOFRRATE + 0.500%) due 07/22/2026 ~		11,900	11,919
RGA Global Funding 5.250% due 01/09/2030		2,100	2,172
Royal Bank of Canada
4.965% due 01/24/2029 •		6,600	6,726

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2025 (Unaudited)

5.069% due 07/23/2027 •	16,000	16,091
Sumitomo Mitsui Trust Bank Ltd. 4.450% due 09/10/2027	2,000	2,019
Toronto-Dominion Bank 4.861% due 01/31/2028	10,800	10,982
UBS Group AG 1.305% due 02/02/2027 •	850	848
VICI Properties LP 4.750% due 04/01/2028	350	354
Wells Fargo & Co.
4.900% due 01/24/2028 •	3,700	3,732
5.707% due 04/22/2028 •	400	408
Wells Fargo Bank NA 5.254% due 12/11/2026	28,200	28,545

		319,326

INDUSTRIALS 1.4%
BMW U.S. Capital LLC 4.750% due 03/21/2028	1,600	1,624
Boeing Co. 2.196% due 02/04/2026	400	399
Broadcom, Inc. 5.050% due 07/12/2027	14,700	14,971
Dell International LLC/EMC Corp. 4.750% due 04/01/2028	1,400	1,420
Hyatt Hotels Corp. 5.050% due 03/30/2028	400	407
Hyundai Capital America 5.450% due 06/24/2026	2,100	2,113
International Business Machines Corp. 4.650% due 02/10/2028	23,400	23,756
Mars, Inc. 4.600% due 03/01/2028	3,900	3,954
NTT Finance Corp. 4.620% due 07/16/2028	600	608
Occidental Petroleum Corp. 5.000% due 08/01/2027	13,400	13,664
Oracle Corp. 4.800% due 08/03/2028	2,100	2,111
Rio Tinto Finance USA PLC 4.500% due 03/14/2028	1,400	1,418

		66,445

UTILITIES 0.6%
DTE Energy Co. 4.950% due 07/01/2027	500	507
NextEra Energy Capital Holdings, Inc.
4.685% due 09/01/2027	800	810
4.850% due 02/04/2028	11,600	11,824
NYSEG Storm Funding LLC 4.713% due 05/01/2029	10,913	11,042
Oncor Electric Delivery Co. LLC 4.500% due 03/20/2027	900	908
Pinnacle West Capital Corp. 4.550% (SOFRRATE + 0.820%) due 06/10/2026 ~	400	401
Southern California Edison Co.
3.650% due 03/01/2028	500	494
4.400% due 09/06/2026	200	200
4.700% due 06/01/2027	1,400	1,412
4.875% due 02/01/2027	500	503
5.350% due 03/01/2026	1,120	1,122
5.650% due 10/01/2028	200	207
5.850% due 11/01/2027	1,327	1,365
5.950% due 11/01/2032	400	424
Southern California Gas Co. 2.600% due 06/15/2026	700	696
Verizon Communications, Inc. 2.355% due 03/15/2032	379	334

		32,249

Total Corporate Bonds & Notes (Cost $413,030)		418,020

U.S. GOVERNMENT AGENCIES 10.9%
Federal Home Loan Mortgage Corp.
3.000% due 10/01/2026 - 11/01/2032	7,042	6,896
5.500% due 08/01/2054 - 01/01/2055	102,384	103,897
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.903% due 07/25/2054 ~	9,193	8,949
4.559% due 08/25/2027 •	2,797	2,797
Federal Home Loan Mortgage Corp. REMICS
4.478% due 07/15/2036 •	90	89
4.548% due 05/15/2032 •	582	579
4.698% due 12/15/2037 •	81	81

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2025 (Unaudited)

4.718% due 10/15/2037 •		251	251
4.774% due 11/25/2054 •		1,863	1,870
4.814% due 11/25/2054 •		34,065	34,211
4.824% due 10/25/2054 - 03/25/2055 •		16,853	16,968
4.974% due 11/25/2054 - 07/25/2055 •		18,610	18,658
5.024% due 01/25/2055 - 08/25/2055 •		7,097	7,126
5.074% due 02/25/2055 - 08/25/2055 •		10,572	10,617
5.109% due 04/15/2049 - 12/15/2050 •		4,017	4,026
5.124% due 05/25/2054 •		3,522	3,546
5.209% due 08/15/2048 •		1,918	1,933
Federal Home Loan Mortgage Corp. STRIPS 4.548% due 09/15/2042 •		7	7
Federal National Mortgage Association
1.630% due 05/01/2027		21,800	21,164
3.000% due 12/01/2026		58	57
3.500% due 02/01/2045 - 03/01/2048		1,058	994
6.497% due 05/01/2038 •		1,136	1,185
Federal National Mortgage Association REMICS
4.419% due 10/25/2036 •		8	8
4.439% due 08/25/2037 •		247	246
4.774% due 09/25/2054 •		6,306	6,328
4.824% due 11/25/2053 - 03/25/2055 •		6,770	6,801
4.924% due 01/25/2055 •		3,108	3,116
4.974% due 07/25/2055 •		3,375	3,388
5.009% due 01/25/2051 •		2,061	2,064
5.054% due 08/25/2055 •		4,335	4,352
5.074% due 10/25/2053 - 07/25/2055 •		8,512	8,554
5.109% due 12/25/2050 •		1,690	1,689
Government National Mortgage Association
0.000% due 10/16/2053 ~(a)		569	0
7.000% due 06/20/2055		4,300	4,371
Government National Mortgage Association REMICS
4.287% due 10/20/2043 •		1,483	1,440
4.568% due 05/20/2074 •		854	854
4.757% due 12/20/2069 •		3,729	3,762
4.864% due 10/20/2063 •		67	67
4.927% due 08/20/2068 •		2,213	2,228
5.014% due 09/20/2069 •		1,441	1,452
U.S. Small Business Administration
5.160% due 02/01/2028		6	6
5.310% due 05/01/2027		7	7
5.510% due 11/01/2027		5	5
5.820% due 06/01/2026		2	2
5.870% due 07/01/2028		4	4
6.020% due 08/01/2028		2	3
6.770% due 11/01/2028		10	10
Uniform Mortgage-Backed Security, TBA 4.000% due 02/01/2056		242,700	230,088

Total U.S. Government Agencies (Cost $523,569)			526,746

U.S. TREASURY OBLIGATIONS 3.0%
U.S. Treasury Bonds
3.000% due 05/15/2045 (h)		2,010	1,548
U.S. Treasury Inflation Protected Securities (e)
0.750% due 02/15/2042		2,477	1,931
0.875% due 02/15/2047		2,245	1,620
1.000% due 02/15/2049		1,083	780
1.375% due 02/15/2044 (h)		4,275	3,583
1.375% due 02/15/2044		10,530	8,826
2.125% due 02/15/2040		1,568	1,554
2.125% due 02/15/2041		140	137
2.500% due 01/15/2029 (h)		39,961	41,258
3.375% due 04/15/2032		1,334	1,473
3.875% due 04/15/2029		2,791	3,007
0.125% due 07/15/2026		5,599	5,567
0.250% due 07/15/2029 (h)(j)		1,272	1,225
0.375% due 01/15/2027 (j)		202	200
0.500% due 01/15/2028		8,046	7,906
1.875% due 07/15/2035 (h)(j)		40,865	40,769
U.S. Treasury Notes
1.625% due 05/15/2026		25,577	25,399

Total U.S. Treasury Obligations (Cost $152,766)			146,783

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.3%
Ashford Hospitality Trust 4.823% due 04/15/2035 •		146	146
Atrium Hotel Portfolio Trust 4.978% due 12/15/2036 •		1,785	1,763
Avon Finance 4.642% due 12/28/2049 •	GBP	10,664	14,394
Banc of America Funding Trust 4.443% due 05/20/2036 ~		$153	134
BBCMS Trust 5.048% due 07/15/2037 •		4,300	4,205

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2025 (Unaudited)

Bear Stearns ALT-A Trust 4.718% due 07/25/2035 ~		381	231
Bear Stearns ARM Trust 6.470% due 01/25/2035 ~		48	49
Bear Stearns Structured Products, Inc. Trust 5.000% due 01/26/2036 ~		31	22
Chase Home Lending Mortgage Trust 5.124% due 05/25/2055 •		798	801
Chase Mortgage Finance Trust
5.691% due 02/25/2037 ~		50	50
6.731% due 02/25/2037 ~		21	21
ChaseFlex Trust 6.300% due 06/25/2036 ~		37	33
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.126% due 01/25/2035 •		1	1
CHL Mortgage Pass-Through Trust
4.589% due 08/20/2035 ~		578	546
4.773% due 11/20/2034 ~		77	74
Citigroup Mortgage Loan Trust, Inc.
5.224% due 07/25/2054 •		120	120
6.040% due 11/25/2035 •		18	18
CLNY Trust 5.278% due 11/15/2038 •		2,704	2,667
Countrywide Alternative Loan Trust
6.000% due 03/25/2037		5,241	1,747
6.500% due 09/25/2037		1,325	464
Eurosail-U.K. PLC 4.851% due 06/13/2045 •	GBP	274	369
First Horizon Alternative Mortgage Securities Trust 4.958% due 04/25/2035 ~		$85	84
GSR Mortgage Loan Trust
4.951% due 09/25/2035 ~		3	3
4.970% due 11/25/2035 ~		29	28
HarborView Mortgage Loan Trust
4.106% due 03/19/2037 •		441	414
4.256% due 12/19/2036 •		6,056	4,942
4.466% due 11/19/2035 •		175	112
4.528% due 06/20/2035 •		225	212
IndyMac INDA Mortgage Loan Trust 3.197% due 11/25/2035 ~		100	75
IndyMac INDX Mortgage Loan Trust 4.266% due 07/25/2036 •		548	538
JP Morgan Alternative Loan Trust 6.810% due 08/25/2036 þ		609	601
Kinbane 2 DAC 3.003% due 01/24/2063 ~	EUR	1,641	1,933
MASTR Adjustable Rate Mortgages Trust 5.633% due 11/21/2034 ~		$48	48
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 4.605% due 09/15/2030 •		8	6
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 4.345% due 06/15/2030 •		1	1
Merrill Lynch Mortgage Investors Trust
4.766% due 06/25/2035 ~		59	58
5.223% due 12/25/2034 ~		21	20
Merrion Square Residential DAC 3.003% due 03/24/2081 •	EUR	2,304	2,712
MFA Trust 4.112% due 12/25/2066 ~		$2,516	2,499
MRCD Mortgage Trust 2.718% due 12/15/2036		7,500	6,360
New Orleans Hotel Trust 4.787% due 04/15/2032 •		1,674	1,664
Oceanview Mortgage Trust 4.674% due 11/25/2054 •		289	289
RALI Trust
4.206% due 06/25/2046 •		99	20
6.000% due 09/25/2036		374	302
RCKT Mortgage Trust
5.158% due 10/25/2044 þ		673	676
5.582% due 12/25/2044 þ		867	876
Residential Asset Securitization Trust 6.500% due 09/25/2036		7,173	2,061
Structured Adjustable Rate Mortgage Loan Trust 4.937% due 11/25/2034 •		350	332
Structured Asset Mortgage Investments II Trust
4.266% due 05/25/2036 •		45	32
4.526% due 05/19/2035 •		18	17
Thornburg Mortgage Securities Trust 5.463% due 03/25/2037 •		1,138	809
Towd Point Mortgage Funding - Granite 6 PLC 4.856% due 07/20/2053 •	GBP	2,554	3,446
Trinity Square PLC 4.844% (SONIO/N + 0.900%) due 07/15/2059 ~		1,093	1,474
WaMu Mortgage Pass-Through Certificates Trust
4.586% due 11/25/2034 •		$87	85

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2025 (Unaudited)

4.586% due 01/25/2045 •		114	114
4.646% due 01/25/2045 •		121	119
4.966% due 01/25/2035 ~		19	18
5.362% due 06/25/2034 ~		16	15
5.974% due 10/25/2034 ~		13	13
Wells Fargo Mortgage-Backed Securities Trust 6.064% due 04/25/2036 ~		83	82

Total Non-Agency Mortgage-Backed Securities (Cost $67,525)			60,945

ASSET-BACKED SECURITIES 12.7%
AUTOMOBILE ABS OTHER 0.1%
Cars Alliance Auto Loans Germany V 2.463% due 01/18/2036 •	EUR	1,488	1,751
GLS Auto Select Receivables Trust 4.500% due 11/15/2030		$1,000	1,005
Nissan Auto Lease Trust 4.394% due 06/15/2027 •		784	784
Westlake Automobile Receivables Trust 4.554% due 09/15/2027 •		796	796

			4,336

AUTOMOBILE SEQUENTIAL 5.0%
American Credit Acceptance Receivables Trust 4.810% due 03/13/2028		88	88
Bank of America Auto Trust 5.530% due 02/15/2028		2,338	2,354
Bayview Opportunity Master Fund VII Trust 5.660% due 03/15/2028		289	290
BMW Canada Auto Trust 4.844% due 07/20/2027	CAD	197	145
Bridgecrest Lending Auto Securitization Trust
4.720% due 09/15/2028		$1,000	1,002
4.840% due 09/15/2027		65	65
5.340% due 04/17/2028		217	218
CarMax Auto Owner Trust
3.950% due 03/15/2029		28,800	28,849
4.350% due 07/15/2030		10,700	10,800
4.750% due 10/15/2027		404	404
4.890% due 07/16/2029		500	506
5.340% due 08/16/2027		240	241
6.000% due 07/17/2028		844	855
Carvana Auto Receivables Trust
4.190% due 03/12/2029		3,834	3,842
4.530% due 01/10/2029		1,500	1,503
4.640% due 01/10/2030		1,950	1,963
4.840% due 12/10/2027		188	188
5.330% due 07/10/2029		898	905
Chase Auto Owner Trust
4.940% due 07/25/2029		10,000	10,100
5.250% due 09/27/2027		114	114
Citizens Auto Receivables Trust 5.840% due 01/18/2028		2,683	2,699
CPS Auto Receivables Trust
4.910% due 06/15/2028		216	216
5.880% due 02/15/2028		38	38
Drive Auto Receivables Trust
4.500% due 09/15/2028		1,000	1,001
4.940% due 12/15/2027		83	83
Enterprise Fleet Financing LLC
4.650% due 10/20/2027		889	892
4.820% due 02/20/2029		1,000	1,018
Exeter Select Automobile Receivables Trust 4.540% due 06/15/2029		2,188	2,196
FCCU Auto Receivables Trust
4.870% due 01/16/2029		842	845
5.760% due 11/15/2027		30	30
FHF Issuer Trust 5.890% due 06/15/2030		243	244
First Investors Auto Owner Trust 4.250% due 07/15/2030		7,400	7,434
Flagship Credit Auto Trust
4.880% due 11/15/2028		412	412
5.640% due 03/15/2028		274	274
Ford Credit Auto Owner Trust 4.650% due 02/15/2028		387	388
GLS Auto Receivables Issuer Trust
4.750% due 07/17/2028		1,000	1,003
4.760% due 10/15/2027		145	145
5.020% due 04/17/2028		963	964
GLS Auto Select Receivables Trust
4.430% due 12/17/2029		626	628
4.460% due 10/15/2030		976	983

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2025 (Unaudited)

5.590% due 10/15/2029	277	280
5.960% due 10/16/2028	4,197	4,230
GM Financial Consumer Automobile Receivables Trust
4.400% due 08/16/2029	1,100	1,109
4.470% due 02/16/2028	794	796
Hertz Vehicle Financing III LLC 5.490% due 06/25/2027	8,290	8,318
Hyundai Auto Lease Securitization Trust 4.830% due 01/18/2028	12,100	12,226
Hyundai Auto Receivables Trust
4.410% due 05/15/2029	1,800	1,815
4.990% due 02/15/2029	1,696	1,710
LAD Auto Receivables Trust 4.690% due 07/16/2029	15,200	15,329
Lendbuzz Securitization Trust 5.100% due 10/15/2030	772	772
M&T Bank Auto Receivables Trust 4.730% due 06/17/2030	19,300	19,573
Research-Driven Pagaya Motor Asset Trust 7.130% due 01/26/2032	157	157
Research-Driven Pagaya Motor Trust 7.090% due 06/25/2032	194	195
Santander Drive Auto Receivables Trust
4.380% due 01/15/2030	16,900	16,989
4.620% due 11/15/2028	968	970
4.630% due 10/16/2028	1,469	1,473
4.670% due 08/15/2029	10,500	10,561
4.850% due 01/16/2029	1,758	1,763
5.630% due 01/16/2029	441	443
SCCU Auto Receivables Trust
4.570% due 01/15/2031	3,400	3,434
4.670% due 11/15/2028	1,455	1,460
4.680% due 09/15/2031	1,500	1,524
5.110% due 06/15/2029	500	504
5.450% due 12/15/2027	84	85
SFS Auto Receivables Securitization Trust
4.440% due 12/20/2030	24,200	24,431
4.520% due 11/20/2028	4,059	4,068
4.750% due 07/22/2030	19,050	19,262
Toyota Auto Receivables Owner Trust 4.630% due 09/15/2027	479	481
Veros Auto Receivables Trust
5.310% due 09/15/2028	283	284
6.280% due 11/15/2027	64	64
Volkswagen Auto Lease Trust 5.400% due 12/21/2026	335	335
Westlake Automobile Receivables Trust
4.820% due 09/15/2027	572	573
5.440% due 05/17/2027	109	109
World Omni Auto Receivables Trust 5.610% due 02/15/2028	1,049	1,054
World Omni Select Auto Trust 4.980% due 02/15/2030	500	503

		242,805

CMBS OTHER 0.2%
Arbor Realty Commercial Real Estate Notes Ltd. 5.434% due 01/15/2037 •	162	163
AREIT Trust 5.978% due 06/17/2039 •	2,185	2,185
BDS LLC 5.531% due 03/19/2039 •	1,185	1,187
GPMT Ltd. 5.349% due 07/16/2035 •	152	153
HGI CRE CLO Ltd. 5.674% due 04/20/2037 •	1,318	1,315
KREF Ltd. 5.181% due 02/17/2039 •	480	481
LoanCore Issuer Ltd. 5.165% due 11/15/2038 •	102	102
MF1 LLC 5.881% due 06/19/2037 •	2,068	2,070
MF1 Ltd. 5.081% due 02/19/2037 •	649	649
Ready Capital Mortgage Financing LLC 5.046% due 11/25/2036 •	109	109
TRTX Issuer Ltd. 5.386% due 02/15/2039 •	1,895	1,892

		10,306

CREDIT CARD BULLET 0.5%
Synchrony Card Funding LLC 4.930% due 07/15/2030	22,900	23,281

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2025 (Unaudited)

CREDIT CARD OTHER 0.2%
Golden Credit Card Trust
1.140% due 08/15/2028		4,500	4,424
1.970% due 01/15/2029		7,000	6,864

			11,288

HOME EQUITY OTHER 0.4%
ACE Securities Corp. Home Equity Loan Trust 4.746% due 12/25/2034 •		307	283
Asset-Backed Securities Corp. Home Equity Loan Trust 4.306% due 11/25/2036 •		2,473	2,439
Bear Stearns Asset-Backed Securities I Trust 4.506% due 02/25/2036 •		3,990	3,963
Countrywide Asset-Backed Certificates Trust
4.626% due 11/25/2034 •		150	147
4.881% due 12/25/2035 •		2,177	2,150
5.571% due 11/25/2034 •		2,519	2,323
Fremont Home Loan Trust
4.126% due 01/25/2037 •		1,343	696
4.326% due 10/25/2036 •		5,023	2,014
GSAMP Trust 4.246% due 11/25/2036 •		640	300
Home Equity Mortgage Loan Asset-Backed Trust 4.616% due 11/25/2034 •		105	105
Morgan Stanley ABS Capital I, Inc. Trust 4.881% due 07/25/2035 •		2,703	2,671
Option One Mortgage Loan Trust
4.126% due 01/25/2037 •		1,432	939
4.126% due 03/25/2037 •		1,115	749
Saxon Asset Securities Trust 4.156% due 09/25/2037 •		321	312
Soundview Home Loan Trust 4.796% due 10/25/2037 •		641	507

			19,598

WHOLE LOAN COLLATERAL 0.1%
Bear Stearns Asset-Backed Securities Trust 4.846% due 09/25/2046 •		194	175
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 4.606% due 12/25/2035 •		2,278	2,264

			2,439

OTHER ABS 6.2%
37 Capital CLO 1 Ltd. 5.185% due 10/15/2034 •		3,500	3,506
ACHV ABS Trust
5.010% due 12/26/2031		403	407
5.070% due 10/27/2031		130	131
5.900% due 04/25/2031		58	59
Affirm Asset Securitization Trust 5.220% due 12/17/2029		55	55
Affirm Master Trust 4.670% due 07/15/2033		1,200	1,209
AlbaCore Euro CLO IV DAC 2.999% due 07/15/2035 •	EUR	1,000	1,176
AMMC CLO 27 Ltd. 4.964% due 01/20/2037 •		$1,100	1,100
Apidos CLO XI 5.122% due 04/17/2034 •		3,000	3,004
Arbour CLO VI DAC 3.214% due 11/15/2037 •	EUR	2,000	2,355
ARES European CLO XIV DAC 3.040% due 10/21/2034 •		700	824
ARES LX CLO Ltd. 5.064% due 07/18/2034 •		$1,500	1,500
Ascent Education Funding Trust 6.140% due 10/25/2050		336	346
Atlas Senior Loan Fund XIII 5.199% due 04/22/2031 •		40	40
Atlas Senior Loan Fund XVI Ltd. 5.019% due 01/20/2034 •		1,750	1,750
Atlas Senior Loan Fund XVII Ltd. 4.944% due 10/20/2034 •		3,000	2,993
Avoca Static CLO I DAC 2.996% due 01/15/2035 •	EUR	723	849
Bain Capital Credit CLO Ltd.
4.960% due 10/21/2034 •		$4,000	4,000
5.042% due 07/17/2035 •		1,650	1,651
5.070% due 10/23/2034 •		4,000	4,004
5.124% due 07/16/2034 •		4,000	4,004
5.124% due 07/19/2034 •		2,600	2,601

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2025 (Unaudited)

Bain Capital Euro CLO DAC 3.036% due 07/17/2034 •	EUR	3,900	4,590
Barings Euro CLO DAC 0.000% due 08/15/2039 •(b)		2,000	2,350
BHG Securitization Trust
4.820% due 04/17/2036		$664	671
4.840% due 09/17/2036		895	905
5.260% due 04/17/2036		898	908
BlackRock European CLO XI DAC 2.996% due 07/17/2034 •	EUR	11,304	13,296
BlueMountain CLO Ltd. 5.048% due 10/25/2030 •		$343	344
BlueMountain CLO XXII Ltd. 5.246% due 07/15/2031 •		148	148
BlueMountain CLO XXXIV Ltd. 5.034% due 04/20/2035 •		1,500	1,501
BNPP AM Euro CLO DAC 2.835% due 07/22/2032 •	EUR	6,389	7,491
Cairn CLO XI DAC 3.187% due 01/15/2040 •		2,000	2,353
Capital Street Master Trust 5.324% due 10/16/2028 •		$1,500	1,501
Cedar Funding V CLO Ltd. 5.243% due 07/17/2031 •		407	408
College Avenue Student Loans LLC 5.774% due 05/25/2055 •		963	981
Contego CLO III BV 3.297% due 04/15/2038 •	EUR	1,000	1,176
CVC Cordatus Loan Fund XII DAC 0.000% due 01/23/2039 •(b)		2,000	2,350
DLLAA LLC 4.700% due 10/20/2027		$4,944	4,964
Dryden 60 CLO Ltd. 5.216% due 07/15/2031 •		393	393
Dryden 86 CLO Ltd. 5.012% due 07/17/2034 •		1,500	1,500
Elevation CLO Ltd. 5.158% due 01/25/2035 •		8,600	8,612
Fortress Credit BSL VII Ltd. 4.950% due 07/23/2032 •		1,116	1,117
Fortress Credit BSL X Ltd. 5.014% due 04/20/2033 •		1,500	1,502
Golub Capital Partners CLO 50B-R Ltd. 4.994% due 04/20/2035 •		1,200	1,200
GreenSky Home Improvement Issuer Trust
4.890% due 06/25/2060		1,276	1,286
5.020% due 06/25/2060		1,500	1,524
5.150% due 10/27/2059		1,000	1,020
5.250% due 10/27/2059		138	139
GreenSky Home Improvement Trust 5.880% due 06/25/2059		57	58
Greywolf CLO IV Ltd. 5.122% due 04/17/2034 •		1,600	1,602
Grosvenor Place CLO DAC
3.249% due 01/15/2039 •	EUR	2,000	2,352
3.383% due 08/15/2039 •		2,000	2,350
Harvest CLO XXII DAC 2.859% due 01/15/2032 •		4,009	4,716
Hayfin Emerald CLO II DAC 2.916% due 05/27/2034 •		28,266	33,172
ICG Euro CLO DAC 3.059% due 10/15/2034 •		8,000	9,414
ICG U.S. CLO Ltd. 5.034% due 10/20/2034 •		$4,000	4,002
Indigo Credit Management I DAC 0.000% due 10/15/2037 •	EUR	2,000	2,350
Invesco Euro CLO XI DAC 3.283% due 10/22/2036 •		2,000	2,352
Jamestown CLO XVIII Ltd. 5.128% due 07/25/2035 •		$3,500	3,505
KKR CLO 27 Ltd. 5.015% due 01/15/2035 •		1,000	1,000
KKR CLO 33 Ltd. 4.993% due 07/20/2034 •		850	850
LCM 30 Ltd. 5.226% due 04/20/2031 •		225	225
LCM 31 Ltd. 5.164% due 07/20/2034 •		2,000	2,003
LCM 36 Ltd. 4.975% due 01/15/2034 •		3,000	2,996
LCM XVII LP 5.296% due 10/15/2031 •		45	45
LendingPoint Pass-Through Trust 4.000% due 05/15/2028		232	232
M&T Equipment Notes 4.990% due 08/18/2031		518	520

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2025 (Unaudited)

Madison Park Funding XLVI Ltd. 4.905% due 10/15/2034 •		4,350	4,347
Massachusetts Educational Financing Authority 5.525% due 04/25/2038 •		138	138
Navesink CLO 2 Ltd. 0.000% due 01/15/2036 •(b)		1,450	1,450
Navient Private Education Loan Trust
5.315% due 07/16/2040 •		819	821
5.565% due 11/15/2030 •		36	36
Navient Private Education Refi Loan Trust
0.940% due 07/15/2069		5,126	4,700
1.170% due 09/16/2069		204	193
5.465% due 11/15/2068 •		773	779
Navient Student Loan Trust 4.845% due 12/15/2059 •		2,877	2,874
Northwoods Capital XII-B Ltd. 4.913% due 06/15/2031 •		1,357	1,358
Ocean Trails CLO X 5.205% due 10/15/2034 •		3,000	3,006
OFSI BSL X Ltd. 5.154% due 04/20/2034 •		4,000	4,006
OneMain Financial Issuance Trust 4.744% due 06/16/2036 •		1,200	1,202
Oportun Funding Trust 4.960% due 08/16/2032		293	293
Oportun Issuance Trust
5.010% due 02/08/2033		1,000	1,000
5.860% due 02/09/2032		33	33
Pagaya AI Debt Grantor Trust
4.684% due 08/17/2026		726	726
5.065% due 03/15/2032		130	130
5.092% due 07/15/2032		184	185
5.156% due 07/15/2032		673	679
5.183% due 06/15/2032		162	163
5.331% due 01/15/2032		120	120
6.278% due 10/15/2031		123	123
Pagaya AI Debt Grantor Trust & Pagaya AI Debt Trust 6.093% due 11/15/2031		143	144
Pagaya AI Debt Selection Trust 6.117% due 12/15/2031		140	141
Pagaya AI Debt Trust
6.258% due 10/15/2031		116	117
6.660% due 07/15/2031		97	98
Palmer Square European Loan Funding DAC
2.859% due 10/15/2034 •	EUR	2,709	3,186
3.047% due 07/15/2035 •		1,500	1,763
3.054% due 05/15/2034 •		1,146	1,346
PEAC Solutions Receivables LLC 4.940% due 10/20/2028		$1,000	1,007
Penta CLO 9 DAC 2.915% due 07/25/2036 •	EUR	1,000	1,175
PK ALIFT Loan Funding 4 LP 5.052% due 10/15/2039		$699	702
Post CLO Ltd. 4.985% due 10/15/2034 •		3,200	3,200
Post Road Equipment Finance LLC 4.900% due 05/15/2031		921	929
PPM CLO 3 Ltd. 5.002% due 07/17/2034 •		1,350	1,350
Providus CLO II DAC 3.169% due 10/15/2038 •	EUR	1,000	1,177
Providus CLO V DAC 3.314% due 11/15/2039 •		6,000	7,057
Reach ABS Trust
4.930% due 08/18/2032		$370	372
4.960% due 08/16/2032		436	438
5.880% due 07/15/2031		104	104
Riserva CLO Ltd. 4.934% due 01/18/2034 •		1,550	1,550
Rockford Tower CLO Ltd. 5.084% due 07/20/2035 •		700	701
Romark CLO - IV Ltd. 5.067% due 07/10/2034 •		1,500	1,501
Romark CLO V Ltd. 5.095% due 01/15/2035 •		2,300	2,302
Sandstone Peak Ltd. 5.185% due 10/15/2034 •		4,000	4,007
Shackleton CLO Ltd. 5.084% due 07/20/2034 •		850	851
SLM Private Education Loan Trust 8.615% due 10/15/2041 •		1,093	1,150
SMB Private Education Loan Trust
4.595% due 01/15/2053 •		1,296	1,284
4.665% due 02/15/2036 •		879	879
4.665% due 01/15/2053 •		9,520	9,458
4.696% due 09/15/2054 •		147	146

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2025 (Unaudited)

5.090% due 10/16/2056		821	835
SoFi Consumer Loan Program Trust 4.820% due 06/25/2034		1,700	1,710
Sounds Point CLO IV-R Ltd. 5.296% due 04/18/2031 •		434	434
St. Paul's CLO XII DAC 2.929% due 04/15/2033 •	EUR	7,969	9,376
Symphony CLO 36 Ltd. 0.000% due 01/20/2036 •(b)		$2,050	2,050
Symphony CLO XXII Ltd. 5.064% due 04/18/2033 •		3,352	3,354
Thayer Park CLO Ltd. 4.868% due 04/20/2034 •		1,050	1,050
THL Credit Wind River CLO Ltd. 5.105% due 04/15/2035 •		2,650	2,652
TIAA CLO IV Ltd. 5.024% due 01/20/2032 •		672	673
Tikehau CLO IX DAC 3.224% due 01/20/2037 •	EUR	1,000	1,176
Tikehau CLO V DAC 3.253% due 10/15/2038 •		2,000	2,352
Trinitas CLO XX Ltd. 4.924% due 07/20/2035 •		$2,900	2,894
Upstart Securitization Trust 5.220% due 06/20/2035		1,321	1,328
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		90	90
Verdelite Static CLO Ltd. 5.014% due 07/20/2032 •		1,390	1,391
Voya Euro CLO III DAC 2.929% due 04/15/2033 •	EUR	9,352	11,002
Whetstone Park CLO Ltd. 4.954% due 01/20/2035 •		$2,050	2,050
Wind River CLO Ltd. 4.965% due 10/15/2034 •		3,979	3,969

			300,421

Total Asset-Backed Securities (Cost $593,522)			614,474

SOVEREIGN ISSUES 2.6%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2026 (d)	BRL	584,200	103,129
Saudi Government International Bonds 5.125% due 01/13/2028		$21,900	22,385

Total Sovereign Issues (Cost $125,037)			125,514

		SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
Banca Monte dei Paschi di Siena SpA		46,500	495

Total Common Stocks (Cost $91)			495

		OUNCES
COMMODITIES 17.4%
- Gold Warehouse Receipts		276,270	727,052
- Silver Warehouse Receipts		47,679	114,961

Total Commodities (Cost $323,949)			842,013

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 64.8%
COMMERCIAL PAPER 6.5%
Air Lease Corp.
4.000% due 01/14/2026		$2,600	2,596
4.100% due 01/15/2026		2,000	1,997
4.150% due 01/02/2026		8,200	8,198
4.180% due 01/07/2026		4,100	4,097
4.180% due 01/09/2026		3,200	3,197
4.220% due 01/12/2026		4,400	4,394
4.220% due 01/13/2026		3,200	3,195
4.300% due 01/08/2026		3,500	3,497

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2025 (Unaudited)

Alimentation Couche-Tard, Inc.
4.110% due 01/08/2026	4,300	4,296
4.150% due 01/20/2026	1,750	1,746
AMETEK, Inc.
4.020% due 01/12/2026	12,800	12,784
4.150% due 01/06/2026	5,800	5,796
4.150% due 01/12/2026	6,800	6,791
Bacardi-Martini BV
4.350% due 01/29/2026	800	797
4.350% due 02/05/2026	1,200	1,195
Conagra Brands, Inc.
4.050% due 01/05/2026	1,200	1,199
4.050% due 01/12/2026	1,800	1,798
4.100% due 01/13/2026	2,800	2,796
4.130% due 01/07/2026	1,100	1,099
Crown Castle, Inc.
4.140% due 01/22/2026	2,000	1,995
4.150% due 01/20/2026	57,400	57,267
4.150% due 01/22/2026	4,700	4,688
Edison International
4.250% due 01/02/2026	2,900	2,899
4.550% due 01/05/2026	2,700	2,698
4.550% due 01/06/2026	9,000	8,994
4.550% due 01/07/2026	1,900	1,898
Enbridge U.S., Inc.
4.040% due 01/02/2026	2,800	2,799
4.040% due 01/07/2026	5,800	5,796
Equifax, Inc. 4.060% due 01/09/2026	3,600	3,597
ERAC USA Finance LLC 4.200% due 01/12/2026	9,000	8,988
Fidelity National Information Services, Inc. 3.950% due 01/23/2026	2,600	2,594
HA Sustainable Infrastructure Capital, Inc.
4.150% due 01/08/2026	2,800	2,797
4.550% due 01/13/2026	1,500	1,498
HCA, Inc.
4.100% due 01/20/2026	8,500	8,481
4.100% due 01/21/2026	4,600	4,589
4.100% due 01/26/2026	2,500	2,493
4.120% due 01/20/2026	2,000	1,996
4.120% due 02/04/2026	1,900	1,893
4.120% due 02/12/2026	5,700	5,672
4.300% due 01/07/2026	36,000	35,972
4.300% due 01/13/2026	6,900	6,890
International Flavors & Fragrances, Inc. 4.100% due 01/30/2026	900	897
Jabil, Inc.
4.130% due 01/07/2026	3,700	3,697
4.130% due 01/12/2026	3,900	3,894
4.130% due 01/14/2026	9,600	9,584
4.150% due 01/07/2026	2,400	2,398
4.150% due 01/12/2026	400	399
4.150% due 01/13/2026	1,900	1,897
Keurig Dr. Pepper, Inc.
4.000% due 01/07/2026	4,100	4,097
4.240% due 01/09/2026	8,200	8,192
4.260% due 01/05/2026	2,000	1,999
4.270% due 01/14/2026	3,900	3,894
Oracle Corp. 4.220% due 01/16/2026	9,410	9,394
Southern California Edison Co.
4.550% due 01/05/2026	12,700	12,693
4.550% due 01/06/2026	1,500	1,499
4.550% due 01/08/2026	1,500	1,499
4.550% due 01/15/2026	1,300	1,298

		315,293

	PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (f) 55.4%		2,681,195

SHORT-TERM NOTES 0.0%
Pagaya AI Debt Grantor Trust 4.248% due 09/15/2026	2,176	2,177

U.S. TREASURY BILLS 2.9%
3.636% due 01/06/2026 - 04/28/2026 (c)(d)(h)(j)	141,427	139,997

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2025 (Unaudited)

Total Short-Term Instruments (Cost $3,138,372)		3,138,662

Total Investments in Securities (Cost $5,337,861)		5,873,652

	SHARES
INVESTMENTS IN AFFILIATES 3.6%
SHORT-TERM INSTRUMENTS 3.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.6%
PIMCO Short Asset Portfolio	9,481,869	93,084
PIMCO Short-Term Floating NAV Portfolio III	8,554,908	83,333

Total Short-Term Instruments (Cost $176,819)		176,417

Total Investments in Affiliates (Cost $176,819)		176,417

Total Investments 124.9% (Cost $5,514,680)		$6,050,069
Financial Derivative Instruments (g)(i) 1.3%(Cost or Premiums, net $(12,028))		63,906
Other Assets and Liabilities, net (26.2)%		(1,270,854)

Net Assets 100.0%		$4,843,121

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2025 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								Security is an Interest Only ("IO") or IO Strip.
(b)								When-issued security.
(c)								Coupon represents a weighted average yield to maturity.
(d)								Zero coupon security.
(e)								Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	3.750%	12/31/2025	01/02/2026		$27,200	U.S. Treasury Notes 0.625% - 4.500% due 08/15/2030 - 11/15/2033		$(27,698)	$27,200	$27,206
	3.790	01/02/2026	01/05/2026		992,100	U.S. Treasury Notes 2.375% - 3.500% due 05/15/2027 - 11/30/2030		(1,011,953)	992,100	992,100
	3.870	12/31/2025	01/02/2026		977,300	U.S. Treasury Notes 2.375% - 4.125% due 05/15/2027 - 03/31/2029		(996,710)	977,300	977,510
BUS	2.230	12/11/2025	01/02/2026	CAD	170,000	Province of Ontario 1.900% due 12/02/2051		(127,169)	123,857	124,023
	2.230	12/16/2025	01/06/2026		70,000	Province of Ontario 3.650% due 06/02/2033		(52,460)	51,000	51,053
JPS	3.780	11/12/2025	TBD(2)		$167,566	U.S. Treasury Bonds 2.250% - 3.875% due 08/15/2040 - 05/15/2041		(168,478)	167,566	168,463
SAL	3.930	12/31/2025	01/02/2026		174,600	U.S. Treasury Bills 0.000% due 12/24/2026		(178,169)	174,600	174,638
TOR	2.200	12/29/2025	01/02/2026	CAD	80,000	Province of Alberta 3.500% - 4.250% due 12/01/2043 - 12/01/2048		(59,397)	58,286	58,300
	2.210	12/24/2025	01/13/2026		150,000	Province of Alberta 3.100% - 5.000% due 12/01/2041 - 12/01/2051		(96,845)	109,286	109,346
						Province of British Columbia Canada 2.800% due 06/18/2048		(14,889)

Total Repurchase Agreements								$(2,733,768)	$2,681,195	$2,682,639

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (2.7)%
Uniform Mortgage-Backed Security, TBA						3.500%	02/01/2056	$14,500	$(13,360)	$(13,361)
Uniform Mortgage-Backed Security, TBA						5.500	02/01/2056	116,900	(118,123)	(118,434)

Total Short Sales (2.7)%									$(131,483)	$(131,795)

(1)								Includes accrued interest.
(2)								Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(1,826) at a weighted average interest rate of 4.405%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

Cash of $715 has been pledged as collateral under the terms of master agreements as of December 31, 2025.
(g)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2025 (Unaudited)

PURCHASED OPTIONS:
COMMODITY OPTIONS
	Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

	Put - NYMEX Crude Oil March 2026 Futures	$50.000	02/17/2026	123	123	$154	$50
	Call - NYMEX Natural Gas March 2026 Futures	3.750	02/24/2026	13	130	25	15
	Call - NYMEX Natural Gas March 2026 Futures	4.500	02/24/2026	53	530	131	22

Total Purchased Options						$310	$87

WRITTEN OPTIONS:
COMMODITY OPTIONS
	Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

	Call - CBOE Crude Oil April 2026 Futures	$64.000	03/17/2026	50	$50	$(57)	$(47)
	Call - CBOE Crude Oil April 2026 Futures	66.000	03/17/2026	40	40	(30)	(27)
	Call - CME Gold February 2026 Futures	4,400.000	01/27/2026	75	8	(333)	(553)
	Call - CME Gold February 2026 Futures	4,500.000	01/27/2026	81	8	(287)	(337)
	Call - CME Gold February 2026 Futures	4,600.000	01/27/2026	64	6	(153)	(141)
	Call - CME Gold February 2026 Futures	4,700.000	01/27/2026	64	6	(113)	(72)
	Call - CME Gold February 2026 Futures	4,800.000	01/27/2026	40	4	(73)	(23)
	Call - CME Gold March 2026 Futures	4,800.000	02/24/2026	70	7	(258)	(195)
	Call - CME Gold March 2026 Futures	4,900.000	02/24/2026	126	13	(424)	(229)
	Call - CME Gold March 2026 Futures	5,000.000	02/24/2026	320	32	(1,106)	(384)
	Call - CME Gold March 2026 Futures	5,200.000	02/24/2026	126	13	(126)	(69)
	Call - CME Silver December 2026 Futures	65.000	11/24/2026	111	555	(5,231)	(8,474)
	Put - CME Silver December 2026 Futures	65.000	11/24/2026	111	555	(5,198)	(4,210)
	Call - CME Silver December 2026 Futures	100.000	11/24/2026	56	280	(929)	(1,676)
	Call - CME Silver December 2026 Futures	120.000	11/24/2026	45	225	(470)	(883)
	Call - ICE Crude Oil April 2026 Futures	66.000	02/24/2026	49	49	(55)	(41)
	Call - ICE Crude Oil April 2026 Futures	67.000	02/24/2026	46	46	(35)	(32)
	Call - ICE Crude Oil April 2026 Futures	68.000	02/24/2026	129	129	(91)	(76)
	Call - ICE Crude Oil April 2026 Futures	70.000	02/24/2026	90	90	(42)	(38)
	Call - ICE Crude Oil March 2026 Futures	66.000	01/27/2026	45	45	(54)	(16)
	Call - ICE Crude Oil March 2026 Futures	67.000	01/27/2026	39	39	(44)	(10)
	Call - ICE Crude Oil March 2026 Futures	68.000	01/27/2026	41	41	(47)	(9)
	Call - ICE Crude Oil March 2026 Futures	69.000	01/27/2026	40	40	(39)	(7)
	Call - ICE Crude Oil March 2026 Futures	70.000	01/27/2026	100	100	(96)	(14)
	Call - ICE Crude Oil March 2026 Futures	71.000	01/27/2026	30	30	(18)	(3)
	Call - NYMEX Crude Oil April 2026 Futures	65.000	03/17/2026	40	40	(39)	(32)
	Call - NYMEX Crude Oil February 2026 Futures	64.500	01/14/2026	120	120	(120)	(10)
	Call - NYMEX Crude Oil February 2026 Futures	65.000	01/14/2026	14	14	(12)	(1)
	Call - NYMEX Crude Oil February 2026 Futures	66.000	01/14/2026	50	50	(40)	(2)
	Call - NYMEX Crude Oil February 2026 Futures	67.000	01/14/2026	45	45	(42)	(2)
	Call - NYMEX Crude Oil February 2026 Futures	68.000	01/14/2026	44	44	(34)	(2)
	Call - NYMEX Crude Oil February 2026 Futures	69.000	01/14/2026	50	50	(23)	(1)
	Call - NYMEX Crude Oil March 2026 Futures	63.000	02/17/2026	54	54	(56)	(37)
	Call - NYMEX Crude Oil March 2026 Futures	64.000	02/17/2026	169	169	(184)	(93)
	Call - NYMEX Crude Oil March 2026 Futures	65.000	02/17/2026	48	48	(49)	(22)
	Call - NYMEX Crude Oil March 2026 Futures	67.000	02/17/2026	50	50	(36)	(15)
	Call - NYMEX Crude Oil March 2026 Futures	68.000	02/17/2026	40	40	(20)	(10)
	Call - NYMEX Crude Oil March 2026 Futures	69.000	02/17/2026	40	40	(14)	(9)
	Put - NYMEX Natural Gas March 2026 Futures	3.000	02/24/2026	13	130	(26)	(29)
	Put - NYMEX Natural Gas March 2026 Futures	3.500	02/24/2026	53	530	(124)	(283)

						$(16,128)	$(18,114)

FUTURE STYLED COMMODITY OPTIONS (1)
	Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

	Call - EUREX Natural Gas February 2026 Futures	$45.000	01/27/2026	36	$24	$(41)	$(1)
	Call - EUREX Natural Gas March 2026 Futures	45.000	02/24/2026	35	26	(45)	(4)

						$(86)	$(5)

Total Written Options						$(16,214)	$(18,119)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

Brent Crude August Futures	06/2026	860	$51,763		$(2,602)	$0	$(473)
Brent Crude December Futures	10/2026	1,634	98,399		(4,919)	0	(899)

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2025 (Unaudited)

Brent Crude July Futures	05/2026	858	51,669	(1,704)	0	(472)
Brent Crude June Futures	04/2026	876	52,779	(199)	0	(491)
Brent Crude October Futures	08/2026	400	24,068	(1)	0	(220)
Brent Crude September Futures	07/2026	732	44,044	(908)	0	(403)
California Carbon Allowance Vintage December Futures	12/2026	4,894	161,013	5,482	734	0
Carbon Emissions December Futures	12/2026	238	24,437	1,073	26	(50)
Cocoa July Futures	07/2026	26	1,594	62	2	0
Cocoa March Futures	03/2026	450	27,293	528	9	0
Copper March Futures	03/2026	35	4,972	459	0	(87)
Gold 100 oz. April Futures	04/2026	93	40,677	(918)	0	(418)
Hard Red Winter Wheat March Futures	03/2026	1,752	45,092	(2,140)	0	(628)
Henry Hub Natural Gas April Futures	03/2031	71	526	(5)	0	(11)
Henry Hub Natural Gas August Futures	07/2031	74	611	0	0	(8)
Henry Hub Natural Gas December Futures	11/2031	74	746	(1)	0	(4)
Henry Hub Natural Gas February Futures	01/2031	66	674	0	0	(3)
Henry Hub Natural Gas January Futures	12/2030	74	815	5	1	0
Henry Hub Natural Gas July Futures	06/2031	74	602	(1)	0	(8)
Henry Hub Natural Gas June Futures	05/2031	71	549	(1)	0	(8)
Henry Hub Natural Gas March Futures	02/2031	74	630	(9)	0	(13)
Henry Hub Natural Gas May Futures	04/2031	74	544	(2)	0	(9)
Henry Hub Natural Gas November Futures	10/2031	71	639	(1)	0	(4)
Henry Hub Natural Gas October Futures	09/2031	74	623	(2)	0	(8)
Henry Hub Natural Gas September Futures	08/2031	71	584	1	0	(8)
Iron Ore February Futures	02/2026	1,122	11,793	308	0	(26)
Iron Ore March Futures	03/2026	2,331	24,429	1,138	0	(30)
Live Cattle April Futures	04/2026	183	16,997	307	90	0
LME Aluminum January Futures	01/2026	114	8,490	377	0	0
LME Aluminum March Futures	03/2026	42	3,144	57	0	(596)
LME Lead January Futures	01/2026	241	11,933	(268)	0	0
LME Lead March Futures	03/2026	11	552	4	119	(83)
LME Nickel January Futures	01/2026	62	6,155	451	0	0
LME Nickel March Futures	03/2026	65	6,489	523	501	(13)
LME Zinc January Futures	01/2026	124	9,590	531	0	0
LME Zinc March Futures	03/2026	129	10,059	239	231	0
Long Guilt March Futures	03/2026	1	123	1	0	0
Mont Belvieu Ethane (OPIS) February Futures	02/2026	234	2,355	(224)	0	(78)
Mont Belvieu Ethane (OPIS) March Futures	03/2026	81	802	(75)	0	(23)
Natural Gas April Futures	03/2026	9	207	1	3	(5)
Natural Gas April Futures	03/2027	191	6,511	6	0	(80)
Natural Gas August Futures	07/2026	9	211	(35)	3	(4)
Natural Gas December Futures	11/2026	9	218	(26)	2	(4)
Natural Gas February Futures	01/2026	1	22	1	0	0
Natural Gas July Futures	06/2026	9	210	(28)	3	(4)
Natural Gas June Futures	05/2026	9	204	(34)	3	(4)
Natural Gas March Futures	02/2026	367	11,487	(962)	0	(787)
Natural Gas March Futures	02/2027	104	3,848	(197)	0	(66)
Natural Gas May Futures	04/2026	9	210	(35)	3	(4)
Natural Gas May Futures	04/2026	285	9,206	(1,959)	0	(476)
Natural Gas November Futures	10/2026	9	209	(31)	2	(4)
Natural Gas October Futures	09/2026	9	214	(34)	3	(4)
Natural Gas September Futures	08/2026	9	206	(26)	3	(4)
New York Harbor March Futures	02/2026	17	1,502	(13)	0	(13)
Palladium March Futures	03/2026	23	3,798	438	0	(174)
Platinum April Futures	04/2026	22	2,249	335	0	(232)
RBOB Gasoline June Futures	05/2026	97	7,977	(325)	0	(71)
Rotterdam Coal April Futures	04/2026	8	756	(30)	5	0
Rotterdam Coal June Futures	06/2026	8	760	(26)	5	0
Rotterdam Coal May Futures	05/2026	8	757	(29)	5	0
Silver December Futures	12/2026	86	31,323	1,250	0	(3,180)
Soybean July Futures	07/2026	49	2,632	(114)	0	(29)
Soybean March Futures	03/2026	393	20,583	(1,707)	0	(290)
Soybean Meal March Futures	03/2026	1,263	37,814	(3,493)	0	(366)
U.S. Treasury 5-Year Note March Futures	03/2026	345	37,710	(3)	0	(40)
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	96	11,042	(40)	0	(18)
Wheat July Futures	07/2026	133	3,533	(129)	0	(18)
WTI Crude August Futures	07/2026	822	46,887	(248)	0	(419)
WTI Crude December Futures	11/2026	1,187	67,564	(3,983)	0	(593)
WTI Crude July Futures	06/2026	666	37,989	(1,813)	0	(340)
WTI Crude March Futures	02/2026	701	40,111	(649)	0	(364)
WTI Crude September Futures	08/2026	152	8,666	150	0	(78)

				$(16,222)	$1,753	$(12,745)

SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Arabica Coffee July Futures	07/2026	27	$(3,301)	$0	$13	$0
Arabica Coffee March Futures	03/2026	44	(5,754)	434	24	0
Argus Euro-Bobl Oxy FOB Rotterdam Barges vs Brent 1st Line December Futures	12/2025	51	(669)	(90)	1	0
Brent Crude April Futures	02/2026	364	(22,018)	1,047	197	0
Brent Crude December Futures	10/2027	165	(10,115)	147	104	0
Brent Crude December Futures	10/2028	162	(10,190)	589	107	0

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2025 (Unaudited)

Brent Crude February Futures	12/2026	406	(24,462)	213	227	0
Brent Crude January Futures	11/2026	370	(22,285)	568	203	0
Brent Crude June Futures	04/2027	636	(38,535)	1,770	375	0
Brent Crude March Futures	01/2026	94	(5,720)	54	49	0
Brent Crude May Futures	03/2026	370	(22,318)	410	203	0
Brent Crude November Futures	09/2026	429	(25,822)	782	236	0
Corn December Futures	12/2026	332	(7,644)	61	8	0
Corn July Futures	07/2026	532	(12,090)	75	0	0
Corn March Futures	03/2026	1,837	(40,437)	(400)	23	0
Cotton No. 2 July Futures	07/2026	210	(7,017)	(54)	2	0
Gas Oil June Futures	06/2026	410	(24,662)	(362)	103	0
Gas Oil March Futures	03/2026	749	(46,120)	1,870	356	0
Gold 100 oz. February Futures	02/2026	1,706	(740,592)	(28,299)	7,653	0
Hard Red Winter Wheat July Futures	07/2026	140	(3,794)	35	46	0
Hard Red Winter Wheat May Futures	05/2026	22	(581)	18	8	0
Henry Hub Natural Gas February Futures	01/2026	219	(2,018)	172	157	0
Henry Hub Natural Gas March Futures	02/2026	155	(1,213)	326	84	0
Lean Hogs April Futures	04/2026	389	(13,988)	(342)	43	0
LME Aluminum January Futures	01/2026	114	(8,490)	(746)	0	0
LME Aluminum March Futures	03/2026	169	(12,652)	(810)	0	0
LME Lead January Futures	01/2026	241	(11,933)	111	0	0
LME Lead March Futures	03/2026	211	(10,591)	44	0	0
LME Nickel January Futures	01/2026	62	(6,155)	(617)	0	0
LME Nickel March Futures	03/2026	4	(399)	(22)	0	0
LME Zinc January Futures	01/2026	124	(9,590)	(110)	0	0
LME Zinc March Futures	03/2026	8	(624)	(5)	0	0
Natural Gas April Futures	03/2026	820	(25,855)	3,830	1,501	0
Natural Gas January Futures	12/2026	295	(13,871)	920	239	0
Natural Gas July Futures	06/2026	50	(1,836)	38	71	0
Natural Gas March Futures	02/2026	407	(9,876)	(338)	213	(197)
Natural Gas March Futures	02/2026	255	(7,356)	(78)	164	(153)
New York Harbor June Futures	05/2026	79	(6,751)	33	78	0
RBOB Gasoline March Futures	02/2026	243	(17,774)	726	158	0
Rotterdam Coal Febuary Futures	02/2026	5	(472)	9	0	(1)
Rotterdam Coal January Futures	01/2026	5	(485)	(3)	0	(2)
Rotterdam Coal March Futures	03/2026	5	(469)	13	0	0
Silver January Futures	01/2026	142	(49,795)	(12,104)	5,140	0
Silver March Futures	03/2026	262	(92,490)	(20,135)	9,584	0
SNG KEROS vs. SNG GA April Futures	04/2026	31	23	7	0	(2)
SNG KEROS vs. SNG GA December Futures	12/2025	56	109	91	0	0
SNG KEROS vs. SNG GA December Futures	12/2026	27	2	(5)	0	(1)
SNG KEROS vs. SNG GA February Futures	02/2026	142	6	(36)	0	0
SNG KEROS vs. SNG GA February Futures	02/2026	112	(4)	(4)	0	0
SNG KEROS vs. SNG GA January Futures	01/2026	206	148	85	0	(5)
SNG KEROS vs. SNG GA January Futures	01/2026	70	(50)	(37)	0	0
SNG KEROS vs. SNG GA June Futures	06/2026	31	22	7	0	(2)
SNG KEROS vs. SNG GA March Futures	03/2026	80	36	5	0	(2)
SNG KEROS vs. SNG GA May Futures	05/2026	31	24	8	0	(2)
SNG KEROS vs. SNG GA November Futures	11/2026	27	6	(1)	0	(1)
SNG KEROS vs. SNG GA October Futures	10/2026	27	10	3	0	(1)
Soybean Meal July Futures	07/2026	28	(867)	7	7	0
Soybean November Futures	11/2026	16	(852)	2	8	0
Soybean Oil July Futures	07/2026	178	(5,282)	105	88	0
Soybean Oil March Futures	03/2026	118	(3,438)	194	62	0
Sugar No. 11 July Futures	06/2026	589	(9,704)	(149)	7	(47)
U.S. Treasury 10-Year Note March Futures	03/2026	200	(22,488)	152	41	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	262	(30,916)	753	98	0
Wheat March Futures	03/2026	2,077	(52,652)	4,195	387	0
Wheat May Futures	05/2026	92	(2,385)	92	16	0
WTI Crude April Futures	03/2026	381	(21,744)	52	194	0
WTI Crude December Futures	11/2026	66	(3,757)	165	0	0
WTI Crude December Futures	11/2027	883	(51,090)	2,716	477	0
WTI Crude December Futures	11/2028	40	(2,370)	91	22	0
WTI Crude February Futures	01/2026	349	(20,040)	1,334	185	0
WTI Crude January Futures	12/2026	76	(4,325)	(66)	38	0
WTI Crude June Futures	05/2026	769	(43,841)	981	250	0
WTI Crude June Futures	05/2027	444	(25,423)	603	226	0
WTI Crude March Futures	02/2026	62	(3,548)	33	0	0
WTI Crude May Futures	04/2026	76	(4,332)	(86)	40	0
WTI Crude November Futures	10/2026	333	(18,954)	942	166	0
WTI Crude October Futures	09/2026	364	(20,730)	1,868	182	0

				$(36,113)	$29,864	$(416)

Total Futures Contracts				$(52,335)	$31,617	$(13,161)

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2025 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin(6)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Bank of America Corp.	1.000%	Quarterly	12/20/2026	0.299%	$4,200	$54	$(24)	$30	$1	$0

INTEREST RATE SWAPS
Variation Margin(6)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400%	Annual	12/15/2045	JPY	990	$0	$2	$2	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/21/2026	$15,700	1,199	(892)	307	5	0
Pay	CPURNSA	2.242	Maturity	11/21/2026	39,000	2,165	(7,070)	(4,905)	11	0

$3,364	$(7,960)	$(4,596)	$16	$0

Total Swap Agreements	$3,418	$(7,984)	$(4,566)	$17	$0

(h)

Securities with an aggregate market value of 53,346 and cash of $82,732 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.

(1)	Future styled option variation margin asset of $52 and liability of $(0) is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	Unsettled variation margin asset of $152 and liability of $(24) for closed futures is outstanding at period end.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2026	$2,030	CAD	2,831	$33	$0
01/2026	5,765	EUR	4,901	0	(3)
BPS	04/2026	BRL	27,700	$4,849	0	(102)
BRC	01/2026	$633	EUR	545	8	0
BSH	04/2026	BRL	52,600	$9,261	8	(149)
CBK	01/2026	CAD	2,132	1,515	0	(39)
01/2026	EUR	642	749	0	(6)
01/2026	$1,599	EUR	1,364	6	(1)
FAR	01/2026	CAD	70,090	$50,942	0	(133)
01/2026	GBP	29,333	38,520	0	(1,019)
01/2026	$155	MXN	2,878	4	0
GLM	03/2026	BRL	13,990	$2,525	5	0
03/2026	$14	BRL	76	0	0
04/2026	BRL	108,500	$19,129	53	(317)
JPM	04/2026	395,400	67,079	0	(3,596)
MBC	01/2026	CAD	221,966	159,934	0	(1,805)
01/2026	EUR	3,970	4,659	0	(8)
01/2026	GBP	221	297	0	(1)
01/2026	$2,667	EUR	2,274	7	0
01/2026	1,223	GBP	917	13	0
RBC	01/2026	CAD	150,182	$109,647	174	0
SCX	01/2026	80,019	58,512	212	0
01/2026	$1,569	GBP	1,160	0	(5)

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2025 (Unaudited)

SOG	01/2026		EUR	109,592		$126,881			0		(1,966)
	01/2026			$20,829		GBP	15,905		609		0
	03/2026		MXN	10		$1			0		0

Total Forward Foreign Currency Contracts									$1,132	$(9,150)

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description		Initial Index	Floating Rate			Expiration Date	Notional Amount(1)	Premiums (Received)		Market Value

GLM	Cap - OTC CPALEMU		100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0			06/22/2035	10,900	$(496)		$(230)

Total Written Options									$(496)		$(230)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
										Swap Agreements, at Value(4)
Counterparty	Index/Tranches			Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

DUB	CMBX.NA.AAA.8 Index			0.500%	Monthly	10/17/2057	$42	$(2)	$2	$0	$0

TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive(5)	BACVWSAV Index «	352,732	-0.0055	Monthly	03/31/2026	$62,884	$0	$425	$425	$0
BPS	Receive	BCOMF1NTC Index	271,752	0.12	Monthly	03/16/2026	34,640	0	(9)	0	(9)
	Receive	CSIXTR Index	77,421	3.730% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	03/16/2026	562,261	0	8,081	8,081	0
CIB	Receive	CSIXTR Index	21,394	3.730% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	06/15/2026	155,372	0	2,233	2,233	0
	Receive	PIMCODB Index	404,359	0	Monthly	06/15/2026	86,934	0	572	572	0
GST	Pay	SPGCINP Index	60,852	-0.07	Monthly	01/15/2026	14,354	0	(859)	0	(859)
	Receive	BCOMF1NTC Index	198,480	3.740% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	04/15/2026	72,538	0	(86)	0	(86)
	Receive	BCOMF1TC Index	44,060	3.680% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	04/15/2026	19,274	0	174	174	0
	Receive	CMDSKEWLS Index	111,625	0.25	Monthly	04/15/2026	57,495	0	1,498	1,498	0
	Receive	CSIXTR Index	62,604	3.710% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	04/15/2026	454,659	0	6,539	6,539	0
JPM	Pay	BCOMTR Index	2,100,289	3.460% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	01/15/2026	573,917	0	(5,343)	0	(5,343)
	Receive	JMABFNJ2 Index	90,192	0	Monthly	01/30/2026	9,084	0	0	0	0
	Receive	BCOMF1TC Index	2,442,024	3.690% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	07/15/2026	558,722	0	5,027	5,027	0
	Receive	CSIXTR Index	45,214	3.720% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	07/15/2026	328,364	0	4,721	4,721	0
	Receive	JMABNIC5 Index	710,270	0	Monthly	07/15/2026	140,714	0	1,940	1,940	0
MAC	Receive	PIMCODBU Index	4,500	0.0021	Monthly	03/16/2026	808	0	5	5	0
	Receive	CSIXTR Index	8,686	3.720% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/17/2026	63,083	0	907	907	0
	Receive	PIMCODB Index	1,238,131	0	Monthly	08/17/2026	254,844	0	1,809	1,809	0
MEI	Receive	CSIXTR Index	153,764	3.690% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	09/15/2026	1,116,698	956	15,116	16,072	0

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2025 (Unaudited)

RBC	Receive	CSIXTR Index	58,058	3.70% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	11/16/2026	421,644	0	6,066	6,066	0
SOG	Receive	CSIXTR Index	70,571	3.720% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/17/2026	512,518	0	7,369	7,369	0
UAG	Receive	CSIXTR Index	90,441	3.680% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/17/2026	656,819	0	9,456	9,456	0

$956	$65,641	$72,894	$(6,297)

VOLATILITY SWAPS
Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	GOLDLNPM Index(6)	4.368%	Maturity	10/18/2027	$20,810	$0	$(31)	$0	$(31)
DUB	Pay	GOLDLNPM Index(6)	6.126	Maturity	01/19/2026	7,040	0	120	120	0
JPM	Pay	GOLDLNPM Index(6)	5.905	Maturity	01/19/2026	14,300	0	213	213	0
Pay	GOLDLNPM Index(6)	6.325	Maturity	04/10/2026	162,405	0	5,140	5,140	0
Pay	GOLDLNPM Index(6)	3.285	Maturity	09/16/2026	29,000	0	(298)	0	(298)
Pay	GOLDLNPM Index(6)	3.349	Maturity	09/25/2026	14,580	0	(144)	0	(144)
MYC	Pay	GOLDLNPM Index(6)	4.431	Maturity	10/18/2027	12,870	0	(12)	0	(12)

$0	$4,988	$5,473	$(485)

Total Swap Agreements	$954	$70,631	$78,367	$(6,782)

(j)

Securities with an aggregate market value of $8,433 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(6)	Variance Swap
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$319,326	$0	$319,326
Industrials	0	66,445	0	66,445
Utilities	0	32,249	0	32,249
U.S. Government Agencies	0	526,746	0	526,746
U.S. Treasury Obligations	0	146,783	0	146,783
Non-Agency Mortgage-Backed Securities	0	60,945	0	60,945
Asset-Backed Securities
Automobile ABS Other	0	4,336	0	4,336
Automobile Sequential	0	242,805	0	242,805
CMBS Other	0	10,306	0	10,306
Credit Card Bullet	0	23,281	0	23,281
Credit Card Other	0	11,288	0	11,288
Home Equity Other	0	19,598	0	19,598
Whole Loan Collateral	0	2,439	0	2,439
Other ABS	0	300,421	0	300,421
Sovereign Issues	0	125,514	0	125,514
Common Stocks
Financials	0	495	0	495
Commodities	0	842,013	0	842,013
Short-Term Instruments
Commercial Paper	0	315,293	0	315,293
Repurchase Agreements	0	2,681,195	0	2,681,195
Short-Term Notes	0	2,177	0	2,177
U.S. Treasury Bills	0	139,997	0	139,997

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	December 31, 2025 (Unaudited)

	$0	$5,873,652	$0	$5,873,652
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$176,417	$0	$0	$176,417

Total Investments	$176,417	$5,873,652	$0	$6,050,069

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(131,795)	$0	$(131,795)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	31,565	156	0	31,721
Over the counter	0	79,074	425	79,499

	$31,565	$79,230	$425	$111,220
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(31,222)	(58)	0	(31,280)
Over the counter	0	(16,162)	0	(16,162)

	$(31,222)	$(16,220)	$0	$(47,442)

Total Financial Derivative Instruments	$343	$63,010	$425	$63,778

Totals	$176,760	$5,804,867	$425	$5,982,052

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund®	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 138.0% ¤
CORPORATE BONDS & NOTES 0.7%
BANKING & FINANCE 0.2%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		$234	$227
Credicorp Capital Sociedad Titulizadora SA 9.700% due 03/05/2045	PEN	2,200	694
Jyske Realkredit AS
0.500% due 10/01/2043	DKK	5	1
1.500% due 10/01/2053		4,277	524
2.000% due 10/01/2053		10,237	1,345
2.500% due 10/01/2047		10	1
Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053		17,113	2,101
2.000% due 10/01/2053		5,090	670
2.500% due 10/01/2047		2	0
Nykredit Realkredit AS
1.500% due 10/01/2053		1,493	157
2.000% due 10/01/2053		19	3
2.500% due 10/01/2047		8	1
Realkredit Danmark AS
2.000% due 10/01/2053		4,282	510
2.500% due 04/01/2047		8	1
UBS Group AG 0.650% due 01/14/2028 •	EUR	400	461

			6,696

INDUSTRIALS 0.5%
Beignet Investor LLC 6.581% due 05/30/2049		$17,400	18,399
VMware LLC 3.900% due 08/21/2027		900	901

			19,300

Total Corporate Bonds & Notes (Cost $25,965)			25,996

U.S. GOVERNMENT AGENCIES 15.9%
Federal Home Loan Mortgage Corp.
6.487% due 01/01/2034 •		24	25
6.592% due 06/01/2033 •		23	24
Federal Home Loan Mortgage Corp. REMICS
4.724% due 10/25/2055 •		2,977	2,988
4.774% due 12/25/2055 •		6,449	6,460
4.814% due 11/25/2054 •		4,055	4,073
4.974% due 07/25/2055 •		9,641	9,677
5.074% due 12/25/2054 •		138	139
Federal National Mortgage Association 4.500% due 09/01/2052 - 11/01/2052		834	818
Federal National Mortgage Association REMICS
4.177% due 03/25/2036 •		27	27
4.434% due 02/25/2037 •		188	187
4.874% due 10/25/2054 - 11/25/2055 •		22,280	22,394
4.904% due 06/25/2055 •		2,431	2,448
4.924% due 09/25/2055 •		5,957	5,981
4.974% due 10/25/2055 •		9,786	9,825
First Foundation Bank Multifamily Housing Mortgage Loan Trust 2.749% due 06/25/2054 ~		3,200	3,121
Government National Mortgage Association 3.500% due 05/20/2052 - 10/20/2052		58,613	53,928
Government National Mortgage Association REMICS
4.718% due 09/20/2055 •		3,100	3,105
4.918% due 10/20/2055 •		2,984	2,993
4.927% due 08/20/2068 •		4,292	4,321
4.958% due 01/20/2055 •		2,825	2,837
5.068% due 06/20/2055 •		4,739	4,761
Government National Mortgage Association, TBA 3.500% due 02/01/2056		14,000	12,741
Uniform Mortgage-Backed Security, TBA
4.500% due 02/01/2056		260,000	253,614
5.500% due 02/01/2056		21,700	21,985
6.000% due 01/01/2056 - 03/01/2056		128,300	131,684

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2025 (Unaudited)

6.500% due 02/01/2056	38,300	39,813

Total U.S. Government Agencies (Cost $597,442)		599,969

U.S. TREASURY OBLIGATIONS 81.0%
U.S. Treasury Bonds
4.875% due 08/15/2045 (l)	212	214
U.S. Treasury Inflation Protected Securities (d)
0.250% due 02/15/2050 (l)	633	365
0.625% due 02/15/2043 (l)	595	443
0.750% due 02/15/2042 (l)	7,637	5,953
0.750% due 02/15/2045 (l)	1,383	1,009
0.875% due 02/15/2047 (l)	674	487
1.000% due 02/15/2046 (l)	4,810	3,630
1.375% due 02/15/2044 (l)	4,890	4,099
1.375% due 02/15/2044	3,046	2,553
1.750% due 01/15/2028 (j)	62,058	62,532
2.125% due 02/15/2040 (l)	5,574	5,523
2.500% due 01/15/2029 (j)	56,128	57,950
3.875% due 04/15/2029 (j)(l)	16,144	17,396
0.125% due 10/15/2026	64,279	63,686
0.125% due 04/15/2027 (j)(l)	6,227	6,116
0.125% due 01/15/2030 (j)	70,870	67,238
0.125% due 07/15/2030	117,148	110,589
0.125% due 01/15/2031	80,426	74,993
0.125% due 07/15/2031	95,098	88,142
0.250% due 07/15/2029	124,131	119,630
0.375% due 01/15/2027	274,439	271,073
0.375% due 07/15/2027	110,479	109,215
0.500% due 01/15/2028	54,121	53,179
0.750% due 07/15/2028	173,402	171,361
0.875% due 01/15/2029 (j)	192,008	189,088
1.125% due 10/15/2030	222,859	219,516
1.125% due 01/15/2033	19,457	18,676
1.250% due 04/15/2028	247,058	246,106
1.375% due 07/15/2033	34,950	34,080
1.625% due 10/15/2027	119,039	119,960
1.625% due 10/15/2029 (h)	248,970	251,481
1.625% due 04/15/2030	194,751	195,781
1.875% due 07/15/2034 (h)	46,591	46,795
1.875% due 07/15/2035 (h)	73,312	73,139
2.125% due 04/15/2029	255,277	260,722
2.125% due 01/15/2035	18,262	18,591
2.375% due 10/15/2028	75,051	77,301
U.S. Treasury Notes
4.250% due 08/15/2035 (l)	258	260

Total U.S. Treasury Obligations (Cost $3,050,972)		3,048,872

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.9%
Adjustable Rate Mortgage Trust
4.752% due 10/25/2035 ~	37	34
5.404% due 09/25/2035 ~	165	144
Alliance Bancorp Trust 4.326% due 07/25/2037 •	1,267	1,134
American Home Mortgage Assets Trust
4.036% due 05/25/2046 •	67	61
4.949% due 11/25/2046 •	4,592	1,115
Banc of America Funding Trust
4.390% due 01/20/2047 ~	2,589	2,237
4.428% due 05/20/2035 •	49	46
4.661% due 05/20/2036 ~	73	64
4.787% due 01/20/2047 ~	51	45
5.301% due 05/25/2035 ~	7	6
Banc of America Mortgage Trust
5.105% due 11/25/2035 ~	93	85
5.597% due 07/25/2035 ~	85	81
BCAP LLC Trust
4.186% due 01/25/2037 •	458	433
4.613% due 04/26/2036 ~	446	405
Bear Stearns ALT-A Trust
4.166% due 02/25/2034 •	155	148
4.791% due 09/25/2035 ~	130	70
6.300% due 09/25/2034 ~	60	59
Bear Stearns ALT-A Trust II 4.192% due 09/25/2047 ~	2,480	1,162
Bear Stearns ARM Trust
4.214% due 07/25/2036 ~	220	189
4.422% due 02/25/2036 ~	77	71
5.978% due 10/25/2035 ~	125	125
6.504% due 05/25/2033 ~	6	6
7.250% due 07/25/2034 ~	18	18
Chase Mortgage Finance Trust
4.380% due 12/25/2035 ~	29	28
4.461% due 09/25/2036 ~	249	212
4.613% due 03/25/2037 ~	355	330

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2025 (Unaudited)

CHL Mortgage Pass-Through Trust
4.486% due 03/25/2035 •		20	20
4.530% due 09/25/2047 ~		188	169
5.500% due 11/25/2035		50	25
5.500% due 04/25/2038		59	61
6.000% due 04/25/2036		264	128
CIM Trust
1.951% due 06/25/2057 ~		1,797	1,682
4.989% due 02/25/2049 •		51	50
Citigroup Mortgage Loan Trust, Inc.
4.159% due 12/25/2035 ~		169	104
5.840% due 09/25/2035 •		4	4
6.050% due 03/25/2036 •		12	12
6.490% due 05/25/2035 •		8	9
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037		116	107
Countrywide Alternative Loan Trust
4.028% due 02/20/2047 •		2,017	1,657
4.043% due 12/20/2046 •		154	139
4.206% due 05/25/2047 •		651	607
4.266% due 07/25/2046 •		58	54
4.671% due 11/25/2035 ~		113	106
5.000% due 07/25/2035		585	311
5.029% due 12/25/2035 •		148	129
5.500% due 07/25/2035		83	59
5.750% due 03/25/2037 •		173	87
6.000% due 03/25/2037		177	59
6.500% due 08/25/2032		14	14
CSMC Mortgage-Backed Trust 6.421% due 10/25/2037 ~		1,218	697
CSMC Trust 4.129% due 10/26/2036 ~		235	213
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust 5.500% due 12/25/2035		158	136
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust 3.946% due 10/25/2036 •		41	34
First Horizon Alternative Mortgage Securities Trust 6.000% due 02/25/2037		1,565	551
GSR Mortgage Loan Trust
4.467% due 11/25/2035 ~		323	273
4.970% due 11/25/2035 ~		62	60
4.974% due 11/25/2035 ~		146	63
HarborView Mortgage Loan Trust
4.226% due 09/19/2037 •		39	34
4.286% due 05/19/2035 •		227	222
4.346% due 01/19/2036 •		888	573
5.503% due 08/19/2036 ~		17	16
IndyMac IMSC Mortgage Loan Trust 4.206% due 07/25/2047 •		996	679
IndyMac INDX Mortgage Loan Trust
3.983% due 09/25/2035 ~		124	100
4.226% due 09/25/2046 •		1,803	1,679
4.246% due 11/25/2046 •		197	192
4.406% due 07/25/2035 •		149	110
4.523% due 06/25/2035 ~		47	45
4.855% due 10/25/2034 ~		168	160
JP Morgan Alternative Loan Trust 4.306% due 12/25/2036 •		1,921	1,745
JP Morgan Chase Commercial Mortgage Securities Trust 5.248% due 12/15/2031 •		276	275
JP Morgan Mortgage Trust
4.051% due 07/27/2037 ~		120	113
4.823% due 08/25/2036 ~		54	42
4.837% due 11/25/2035 ~		75	59
5.685% due 07/25/2035 ~		29	28
5.688% due 06/25/2036 ~		298	201
Luminent Mortgage Trust 4.246% due 10/25/2046 •		286	265
MASTR Adjustable Rate Mortgages Trust 4.326% due 05/25/2037 •		225	91
Merrill Lynch Alternative Note Asset Trust
4.446% due 03/25/2037 •		593	139
4.576% due 06/25/2037 ~		199	87
Merrill Lynch Mortgage Investors Trust
4.272% due 05/25/2034 ~		71	64
4.766% due 06/25/2035 ~		68	66
4.882% due 09/25/2035 ~		57	45
6.065% due 05/25/2036 ~		5	5
Merrill Lynch Mortgage-Backed Securities Trust 4.030% due 04/25/2037 ~		501	432
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		352	342
4.500% due 05/25/2058 ~		49	48
Project Cashmere 4.543% due 12/30/2057 «(a)	AUD	56,500	37,705

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2025 (Unaudited)

RALI Trust
4.099% due 08/25/2035 ~	$388	134
4.146% due 08/25/2035 •	378	261
4.226% due 12/25/2036 •	546	500
5.818% due 02/25/2036 ~	198	172
Residential Asset Securitization Trust
4.246% due 05/25/2035 •	683	404
6.500% due 09/25/2036	642	184
6.500% due 06/25/2037	11,799	2,182
RFMSI Trust
5.532% due 09/25/2035 ~	786	490
6.000% due 06/25/2037	400	318
6.500% due 03/25/2032	79	80
Sequoia Mortgage Trust 4.597% due 01/20/2047 ~	176	120
Sequoia Mortgage Trust 5 4.546% due 10/19/2026 •	5	4
Structured Adjustable Rate Mortgage Loan Trust
4.166% due 10/25/2035 •	288	279
4.764% due 02/25/2036 ~	186	99
Structured Asset Mortgage Investments II Trust
4.226% due 06/25/2036 •	45	44
4.266% due 04/25/2036 •	4	4
4.286% due 05/25/2046 •	2,431	864
4.346% due 07/19/2035 •	210	208
Towd Point Mortgage Trust 4.846% due 05/25/2058 •	2,149	2,190
Wachovia Mortgage Loan Trust LLC 3.915% due 08/20/2035 ~	50	46
WaMu Mortgage Pass-Through Certificates Trust
3.878% due 12/25/2046 •	381	341
4.104% due 02/25/2037 ~	70	60
4.325% due 08/25/2036 ~	46	42
4.473% due 09/25/2036 ~	488	428
4.769% due 01/25/2047 •	804	751
5.009% due 06/25/2046 •	64	61
5.029% due 08/25/2046 •	151	141
5.229% due 11/25/2042 •	36	35
5.529% due 11/25/2046 •	432	391
5.696% due 09/25/2033 ~	15	15
Washington Mutual Mortgage Pass-Through Certificates Trust 6.500% due 08/25/2035	95	82
Wells Fargo Mortgage-Backed Securities Trust
6.064% due 04/25/2036 ~	131	130
6.756% due 10/25/2036 ~	3	3

Total Non-Agency Mortgage-Backed Securities (Cost $82,603)		72,553

ASSET-BACKED SECURITIES 8.0%
CMBS OTHER 0.4%
Arbor Realty Commercial Real Estate Notes Ltd. 5.434% due 01/15/2037 •	8,180	8,229
LoanCore Issuer Ltd. 5.493% due 01/17/2037 •	2,168	2,171
TRTX Issuer Ltd. 5.386% due 02/15/2039 •	3,731	3,725

		14,125

HOME EQUITY OTHER 2.4%
ABFC Trust 4.126% due 10/25/2036 •	2,706	2,551
ACE Securities Corp. Home Equity Loan Trust 3.966% due 10/25/2036 •	17	7
Argent Securities Trust
4.146% due 07/25/2036 •	3,619	3,310
4.166% due 05/25/2036 •	2,289	550
Bear Stearns Asset-Backed Securities I Trust 4.796% due 10/25/2037 •	1,186	1,184
CIT Mortgage Loan Trust 5.346% due 10/25/2037 •	2,807	2,852
Citigroup Mortgage Loan Trust, Inc.
4.006% due 01/25/2037 •	36	27
4.026% due 03/25/2037 •	8,131	7,212
4.196% due 03/25/2037 •	5,074	4,500
4.306% due 12/25/2036 •	877	614
Countrywide Asset-Backed Certificates 4.346% due 03/25/2037 •	1,869	1,857
Countrywide Asset-Backed Certificates Trust
4.126% due 07/25/2037 •	2,218	2,058
4.246% due 09/25/2037 •	1,164	1,092
5.571% due 11/25/2034 •	7,502	6,919
Fremont Home Loan Trust 4.116% due 10/25/2036 •	392	363

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2025 (Unaudited)

GSAA Home Equity Trust 4.446% due 03/25/2037 •	474	189
GSAMP Trust
4.366% due 02/25/2046 •	1,280	1,213
4.586% due 03/25/2047 •	2,282	1,719
4.821% due 03/25/2035 •	949	921
Home Equity Asset Trust 4.521% due 02/25/2036 •	1,390	1,374
Home Equity Mortgage Loan Asset-Backed Trust 4.066% due 04/25/2037 •	1,391	1,098
HSI Asset Securitization Corp. Trust
4.146% due 07/25/2036 •	6,680	2,869
4.386% due 02/25/2036 •	492	488
JP Morgan Mortgage Acquisition Trust
4.126% due 06/25/2037 •	4,500	4,055
4.146% due 07/25/2036 •	11,647	5,467
4.266% due 10/25/2036 •	23	23
MASTR Asset-Backed Securities Trust 4.146% due 10/25/2036 •	1,415	463
MASTR Specialized Loan Trust 4.586% due 01/25/2037 •	17,068	6,700
Morgan Stanley ABS Capital I, Inc. Trust 3.906% due 05/25/2037 •	305	280
Morgan Stanley Mortgage Loan Trust 6.410% due 11/25/2036 þ	1,445	307
New Century Home Equity Loan Trust 4.611% due 02/25/2035 •	1,034	1,019
NovaStar Mortgage Funding Trust 4.186% due 11/25/2036 •	7,545	2,296
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 5.871% due 12/25/2034 •	3,100	3,049
Popular ABS Mortgage Pass-Through Trust
4.156% due 06/25/2047 •	1,658	1,569
4.716% due 02/25/2036 •	3,543	3,420
Renaissance Home Equity Loan Trust 4.946% due 09/25/2037 •	12,991	5,188
Residential Asset Securities Corporation Trust
4.146% due 09/25/2036 •	8,703	8,168
4.326% due 08/25/2036 •	542	485
Securitized Asset-Backed Receivables LLC Trust 4.106% due 12/25/2036 •	1,368	1,296
Soundview Home Loan Trust 3.966% due 11/25/2036 •	408	110
Structured Asset Investment Loan Trust 4.566% due 04/25/2033 •	322	359
Wells Fargo Home Equity Asset-Backed Securities Trust 6.246% due 12/25/2034 •	681	682

		89,903

HOME EQUITY SEQUENTIAL 0.0%
Morgan Stanley Mortgage Loan Trust 4.566% due 04/25/2037 •	558	149

MANUFACTURING HOUSE ABS OTHER 0.1%
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ~	2,025	1,935

WHOLE LOAN COLLATERAL 0.8%
Citigroup Mortgage Loan Trust 4.551% due 03/25/2037 •	3,200	3,134
Citigroup Mortgage Loan Trust, Inc.
4.341% due 10/25/2036 •	7,400	7,324
4.546% due 11/25/2046 •	11,000	9,427
IndyMac INDB Mortgage Loan Trust 3.986% due 07/25/2036 •	3,697	1,165
Lehman XS Trust
4.166% due 05/25/2036 •	943	837
4.377% due 06/25/2036 þ	2,037	2,012
Securitized Asset-Backed Receivables LLC Trust
4.286% due 10/25/2036 •	17,434	5,779
4.346% due 05/25/2036 •	3,531	1,907

		31,585

OTHER ABS 4.3%
522 Funding CLO Ltd. 5.186% due 10/20/2031 •	525	525
AGL CLO 14 Ltd. 5.000% due 12/02/2034 •	2,800	2,800
AMMC CLO 27 Ltd. 4.964% due 01/20/2037 •	2,000	1,999
Apidos CLO XI 5.122% due 04/17/2034 •	3,500	3,504

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2025 (Unaudited)

ARES European CLO X DAC 2.789% due 10/15/2031 •	EUR	733	862
ARES European CLO XII DAC 2.854% due 04/20/2032 •		4,105	4,828
ARES LXII CLO Ltd. 4.928% due 01/25/2034 •		$2,100	2,100
Atlas Senior Loan Fund XIII 5.199% due 04/22/2031 •		149	149
Atlas Senior Loan Fund XVI Ltd. 5.019% due 01/20/2034 •		3,600	3,600
Bain Capital Euro CLO DAC
2.744% due 01/20/2032 •	EUR	1,959	2,304
3.265% due 01/22/2038 •		5,000	5,881
Barings Euro CLO DAC 0.000% due 08/15/2039 •(a)		2,200	2,585
Cairn CLO X DAC 2.789% due 10/15/2031 •		1,533	1,803
Cairn CLO XI DAC 3.187% due 01/15/2040 •		4,600	5,412
Carlyle Euro CLO DAC
2.709% due 01/15/2031 •		3,299	3,879
3.221% due 08/15/2038 •		7,000	8,233
Carlyle Global Market Strategies Euro CLO Ltd. 2.814% due 11/15/2031 •		749	881
Cedar Funding V CLO Ltd. 5.243% due 07/17/2031 •		$1,087	1,087
CVC Cordatus Loan Fund XII DAC 0.000% due 01/23/2039 •(a)	EUR	4,500	5,288
CVC Cordatus Loan Fund XXX DAC 3.297% due 05/15/2037 •		3,000	3,529
Dryden XXVI Senior Loan Fund 5.066% due 04/15/2029 •		$244	244
Euro-Galaxy III CLO DAC 2.686% due 04/24/2034 •	EUR	5,922	6,968
Flatiron CLO 19 Ltd. 5.032% due 11/16/2034 •		$2,138	2,140
Grosvenor Place CLO DAC 3.383% due 08/15/2039 •	EUR	4,525	5,318
Guggenheim CLO Ltd. 5.055% due 01/15/2035 •		$1,300	1,298
Harvest CLO XVI DAC 3.336% due 10/15/2038 •	EUR	4,400	5,171
Invesco Euro CLO XI DAC 3.283% due 10/22/2036 •		4,000	4,705
Jubilee CLO DAC 2.659% due 04/15/2031 •		549	646
KKR CLO 33 Ltd. 4.993% due 07/20/2034 •		$1,400	1,400
LCM 29 Ltd. 5.236% due 04/15/2031 •		599	600
LCM XVII LP 5.296% due 10/15/2031 •		226	227
Madison Park Euro Funding XIII DAC 2.776% due 01/15/2032 •	EUR	4,415	5,193
Madison Park Funding XLIX Ltd. 4.934% due 10/19/2034 •		$1,600	1,600
Madison Park Funding XLVI Ltd. 4.905% due 10/15/2034 •		1,100	1,099
Madison Park Funding XXXV Ltd. 5.136% due 04/20/2032 •		1,483	1,484
Man GLG Euro CLO V DAC 2.790% due 12/15/2031 •	EUR	655	770
Mountain View CLO IX Ltd. 5.286% due 07/15/2031 •		$139	139
Ocean Trails CLO XI 4.914% due 07/20/2034 •		4,700	4,688
OCP Euro CLO DAC 3.300% due 10/20/2039 •	EUR	8,300	9,762
Octagon Investment Partners 40 Ltd. 4.924% due 01/20/2035 •		$700	700
OZLM XXIV Ltd. 5.306% due 07/20/2032 •		1,209	1,210
Palmer Square CLO Ltd. 4.918% due 05/21/2034 •		8,400	8,399
Palmer Square European Loan Funding DAC 3.034% due 08/15/2033 •	EUR	851	1,000
PPM CLO 5 Ltd. 4.998% due 10/18/2034 •		$1,300	1,300
Rad CLO 10 Ltd. 5.291% due 04/23/2034 •		4,000	4,012
Rockford Tower Europe CLO DAC 3.326% due 08/29/2036 •	EUR	2,200	2,588
Saranac CLO VI Ltd. 5.125% due 08/13/2031 •		$293	293
Sound Point CLO XVIII Ltd. 5.266% due 01/21/2031 •		90	91

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2025 (Unaudited)

St. Paul's CLO II DAC 3.045% due 10/25/2035 •	EUR	700	823
TCI-Symphony CLO Ltd. 5.193% due 10/13/2032 •		$2,193	2,194
Thayer Park CLO Ltd. 4.868% due 04/20/2034 •		2,000	1,999
Tikehau CLO V DAC 3.253% due 10/15/2038 •	EUR	1,300	1,529
Toro European CLO 6 DAC 2.945% due 01/12/2032 •		3,853	4,533
Trinitas CLO VII Ltd. 4.918% due 01/25/2035 •		$2,600	2,600
Venture 33 CLO Ltd. 5.226% due 07/15/2031 •		716	716
Venture 36 CLO Ltd. 5.276% due 04/20/2032 •		4,089	4,091
Venture XXIX CLO Ltd. 5.103% due 09/07/2030 •		81	81
Venture XXVII CLO Ltd. 5.196% due 07/20/2030 •		70	70
Voya CLO Ltd. 5.273% due 07/14/2031 •		336	336
Voya Euro CLO IV DAC 2.979% due 10/15/2034 •	EUR	2,800	3,293
Voya Ltd. 5.166% due 10/15/2030 •		$361	362
Wellfleet CLO Ltd. 5.064% due 04/20/2034 •		1,200	1,202
Whetstone Park CLO Ltd. 4.954% due 01/20/2035 •		1,200	1,200
Wind River CLO Ltd. 4.965% due 10/15/2034 •		3,876	3,867

			163,190

Total Asset-Backed Securities (Cost $315,014)			300,887

SOVEREIGN ISSUES 8.7%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2026 (c)	BRL	539,800	95,291
Canada Government Real Return Bonds 4.250% due 12/01/2026 (d)	CAD	21,080	15,858
French Republic Government Bonds OAT
0.100% due 03/01/2026 (d)	EUR	26,519	31,050
0.100% due 07/25/2031 (d)		53,120	59,084
0.100% due 07/25/2038 (d)		362	343
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (d)		11,096	12,691
1.800% due 05/15/2036 (d)		4,169	4,891
Japan Government CPI-Linked Bonds
0.005% due 03/10/2034 (d)	JPY	126,199	790
0.005% due 03/10/2035 (d)		1,123,056	6,994
0.100% due 03/10/2028 (d)		3,843,071	24,964
0.100% due 03/10/2029 (d)		11,130,315	72,229
Mexico Government International Bonds
5.850% due 07/02/2032		$900	926
6.625% due 01/29/2038		900	941

Total Sovereign Issues (Cost $347,694)			326,052

		SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Bank of America Corp. 5.875% due 03/15/2028 (e)		3,840,000	3,881

Total Preferred Securities (Cost $3,840)			3,881

SHORT-TERM INSTRUMENTS 21.7%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.850% (f)		1,091,378	1,091

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2025 (Unaudited)

	PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (g) 19.7%		740,685

U.S. TREASURY BILLS 2.0%
3.662% due 01/13/2026 - 04/21/2026 (b)(c)(j)(l)	74,776	74,140

Total Short-Term Instruments (Cost $815,002)		815,916

Total Investments in Securities (Cost $5,238,532)		5,194,126

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	189,614	1,847

Total Short-Term Instruments (Cost $1,847)		1,847

Total Investments in Affiliates (Cost $1,847)		1,847

Total Investments 138.0% (Cost $5,240,379)		$5,195,973
Financial Derivative Instruments (i)(k) 0.2%(Cost or Premiums, net $(11,332))		8,989
Other Assets and Liabilities, net (38.2)%		(1,441,113)

Net Assets 100.0%		$3,763,849

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2025 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOM	2.230%	12/29/2025	01/05/2026	CAD	110,000	Province of Ontario 2.800% due 06/02/2048	$(81,917)	$80,143	$80,163
2.230	12/22/2025	01/14/2026	170,000	Province of Ontario 1.900% - 4.150% due 06/02/2031 - 12/02/2054	(94,644)	123,857	123,941
Province of Ontario Strip 0.000% due 12/02/2054	(9,741)
Province of Saskatchewan 3.900% due 06/02/2045	(23,348)
BOS	3.750	12/31/2025	01/02/2026	$54,500	U.S. Treasury Notes 4.500% due 11/15/2033	(55,494)	54,500	54,511
3.930	12/31/2025	01/02/2026	21,900	U.S. Treasury Notes 4.125% due 11/30/2029	(22,333)	21,900	21,905
BUS	2.200	12/12/2025	01/02/2026	CAD	90,000	Province of Ontario 2.900% due 12/02/2046	(67,176)	65,571	65,654
2.230	12/16/2025	01/06/2026	130,000	Province of Ontario 4.450% due 12/02/2056	(97,130)	94,714	94,812
GSC	3.910	12/31/2025	01/02/2026	$300,000	Fannie Mae 5.000% due 11/01/2053	(310,526)	300,000	300,065

Total Repurchase Agreements	$(762,309)	$740,685	$741,051

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOO	3.950%	12/31/2025	01/02/2026	$(11,875)	$(11,878)
BPS	0.510	11/04/2025	01/05/2026	JPY	(76,073,250)	(486,058)
0.640	01/05/2026	02/05/2026	(77,427,496)	(494,302)
STR	3.840	01/02/2026	01/05/2026	$(284,875)	(284,875)
3.930	12/31/2025	01/02/2026	(212,288)	(212,335)

Total Reverse Repurchase Agreements	$(1,489,448)

(h)	Securities with an aggregate market value of $730,244 and cash of $865 have been pledged as collateral under the terms of master agreements as of December 31, 2025.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(562,476) at a weighted average interest rate of 0.520%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
COMMODITY OPTIONS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Put - NYMEX Crude Oil March 2026 Futures	$50.000	02/17/2026	96	96	$120	$39
Call - NYMEX Natural Gas March 2026 Futures	3.750	02/24/2026	21	210	41	24

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2025 (Unaudited)

Call - NYMEX Natural Gas March 2026 Futures		4.500	02/24/2026	84	840	208	35

Total Purchased Options						$369	$98

WRITTEN OPTIONS:
COMMODITY OPTIONS
Description		Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - CBOE Crude Oil April 2026 Futures		$66.000	03/17/2026	5	$5	$(4)	$(3)
Call - CME Gold February 2026 Futures		4,400.000	01/27/2026	10	1	(44)	(74)
Call - CME Gold February 2026 Futures		4,500.000	01/27/2026	10	1	(35)	(42)
Call - CME Gold February 2026 Futures		4,600.000	01/27/2026	5	1	(12)	(11)
Call - CME Gold February 2026 Futures		4,700.000	01/27/2026	5	1	(8)	(6)
Call - CME Gold February 2026 Futures		4,800.000	01/27/2026	20	2	(36)	(11)
Call - CME Gold March 2026 Futures		4,800.000	02/24/2026	12	1	(44)	(33)
Call - CME Gold March 2026 Futures		4,900.000	02/24/2026	25	3	(84)	(46)
Call - CME Gold March 2026 Futures		5,000.000	02/24/2026	40	4	(138)	(48)
Call - CME Gold March 2026 Futures		5,200.000	02/24/2026	25	3	(25)	(14)
Call - CME Silver December 2026 Futures		65.000	11/24/2026	87	435	(4,105)	(6,642)
Put - CME Silver December 2026 Futures		65.000	11/24/2026	87	435	(4,072)	(3,300)
Call - CME Silver December 2026 Futures		100.000	11/24/2026	44	220	(730)	(1,317)
Call - CME Silver December 2026 Futures		120.000	11/24/2026	35	175	(366)	(687)
Call - ICE Crude Oil April 2026 Futures		66.000	02/24/2026	7	7	(8)	(6)
Call - ICE Crude Oil April 2026 Futures		67.000	02/24/2026	5	5	(4)	(3)
Call - ICE Crude Oil April 2026 Futures		68.000	02/24/2026	16	16	(11)	(9)
Call - ICE Crude Oil April 2026 Futures		70.000	02/24/2026	10	10	(5)	(4)
Call - ICE Crude Oil March 2026 Futures		66.000	01/27/2026	7	7	(8)	(2)
Call - ICE Crude Oil March 2026 Futures		67.000	01/27/2026	7	7	(8)	(2)
Call - ICE Crude Oil March 2026 Futures		68.000	01/27/2026	5	5	(6)	(1)
Call - ICE Crude Oil March 2026 Futures		69.000	01/27/2026	4	4	(4)	(1)
Call - ICE Crude Oil March 2026 Futures		70.000	01/27/2026	10	10	(9)	(1)
Call - ICE Crude Oil March 2026 Futures		71.000	01/27/2026	6	6	(4)	(1)
Call - NYMEX Crude Oil April 2026 Futures		65.000	03/17/2026	10	10	(10)	(8)
Call - NYMEX Crude Oil February 2026 Futures		65.000	01/14/2026	30	30	(25)	(2)
Call - NYMEX Crude Oil February 2026 Futures		66.000	01/14/2026	10	10	(8)	(1)
Call - NYMEX Crude Oil February 2026 Futures		67.000	01/14/2026	5	5	(5)	0
Call - NYMEX Crude Oil February 2026 Futures		68.000	01/14/2026	5	5	(4)	0
Call - NYMEX Crude Oil February 2026 Futures		69.000	01/14/2026	10	10	(5)	0
Call - NYMEX Crude Oil March 2026 Futures		63.000	02/17/2026	10	10	(10)	(7)
Call - NYMEX Crude Oil March 2026 Futures		64.000	02/17/2026	99	99	(118)	(54)
Call - NYMEX Crude Oil March 2026 Futures		65.000	02/17/2026	9	9	(9)	(4)
Call - NYMEX Crude Oil March 2026 Futures		68.000	02/17/2026	10	10	(5)	(3)
Put - NYMEX Natural Gas March 2026 Futures		3.000	02/24/2026	21	210	(42)	(46)
Put - NYMEX Natural Gas March 2026 Futures		3.500	02/24/2026	84	840	(197)	(449)

						$(10,208)	$(12,838)

FUTURE STYLED COMMODITY OPTIONS(1)
Description		Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - EUREX Natural Gas February 2026 Futures		$45.000	01/27/2026	4	$3	$(5)	$0
Call - EUREX Natural Gas March 2026 Futures		45.000	02/24/2026	4	3	(5)	(1)

						$(10)	$(1)

Total Written Options						$(10,218)	$(12,839)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

Arabica Coffee March Futures	03/2026	6	$785		$(61)	$0	$(3)
Brent Crude August Futures	06/2026	112	6,741		(339)	0	(62)
Brent Crude December Futures	10/2026	500	30,110		(1,032)	0	(275)
Brent Crude July Futures	05/2026	112	6,745		(227)	0	(62)
Brent Crude June Futures	04/2026	15	904		10	0	(8)
Brent Crude March Futures	01/2026	440	26,774		(415)	0	(211)
Brent Crude October Futures	08/2026	42	2,527		5	0	(23)
Brent Crude September Futures	07/2026	154	9,266		(168)	0	(85)
California Carbon Allowance Vintage December Futures	12/2026	4,121	135,581		4,991	618	0
Carbon Emissions December Futures	12/2026	149	15,299		646	16	(31)
Cocoa July Futures	07/2026	42	2,575		74	3	0
Cocoa March Futures	03/2026	509	30,871		1,102	10	0
Copper July Futures	07/2026	4	579		19	0	(10)
Copper March Futures	03/2026	26	3,693		246	0	(65)
Euro-Bobl March Futures	03/2026	169	23,070		(165)	0	(16)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2025 (Unaudited)

Euro-BTP Future March Futures	03/2026	411	58,048	(240)	0	(174)
Euro-Buxl 30-Year Bond March Futures	03/2026	236	30,541	(641)	0	(94)
Euro-Schatz March Futures	03/2026	1,596	200,297	(278)	0	(19)
Gold 100 oz. April Futures	04/2026	42	18,370	(255)	0	(189)
Gold 100 oz. February Futures	02/2026	58	25,178	(13)	0	(262)
Gold 100 oz. June Futures	06/2026	9	3,966	162	0	(41)
Hard Red Winter Wheat March Futures	03/2026	171	4,401	(174)	0	(61)
Henry Hub Natural Gas April Futures	03/2031	11	82	(11)	0	(2)
Henry Hub Natural Gas August Futures	07/2031	11	91	(2)	0	(1)
Henry Hub Natural Gas December Futures	11/2031	11	111	18	0	(1)
Henry Hub Natural Gas February Futures	01/2031	10	102	18	0	(1)
Henry Hub Natural Gas January Futures	12/2030	11	121	28	0	0
Henry Hub Natural Gas July Futures	06/2031	11	89	(3)	0	(1)
Henry Hub Natural Gas June Futures	05/2031	11	85	(8)	0	(1)
Henry Hub Natural Gas March Futures	02/2031	11	94	1	0	(2)
Henry Hub Natural Gas May Futures	04/2031	11	81	(12)	0	(1)
Henry Hub Natural Gas November Futures	10/2031	11	99	6	0	(1)
Henry Hub Natural Gas October Futures	09/2031	11	93	0	0	(1)
Henry Hub Natural Gas September Futures	08/2031	11	91	(2)	0	(1)
Iron Ore February Futures	02/2026	862	9,060	236	0	(20)
Iron Ore March Futures	03/2026	1,625	17,030	796	0	(21)
Japan Government 10-Year Bond March Futures	03/2026	6	5,072	(34)	0	(11)
Lean Hogs June Futures	06/2026	51	2,099	60	0	(2)
Live Cattle April Futures	04/2026	138	12,817	231	68	0
Live Cattle June Futures	06/2026	58	5,261	311	23	0
LME Aluminum July Futures	07/2026	13	978	27	27	0
LME Nickel July Futures	07/2026	36	3,637	268	278	(9)
LME Nickel March Futures	03/2026	46	4,592	293	309	(16)
LME Zinc July Futures	07/2026	41	3,206	47	48	(1)
LME Zinc March Futures	03/2026	147	11,462	291	293	0
Mont Belvieu Ethane (OPIS) February Futures	02/2026	30	302	(44)	0	(10)
Mont Belvieu Ethane (OPIS) March Futures	03/2026	11	109	(21)	0	(3)
Natural Gas April Futures	03/2026	1	23	(9)	1	(1)
Natural Gas April Futures	03/2027	26	886	0	0	(11)
Natural Gas August Futures	07/2026	1	23	(10)	0	0
Natural Gas December Futures	11/2026	1	24	(9)	0	0
Natural Gas February Futures	01/2026	1	22	0	1	0
Natural Gas July Futures	06/2026	1	23	(10)	0	0
Natural Gas June Futures	05/2026	1	23	(9)	0	0
Natural Gas March Futures	02/2027	11	407	(4)	0	(7)
Natural Gas May Futures	04/2026	1	23	(10)	1	(1)
Natural Gas May Futures	04/2026	226	7,300	(1,620)	0	(377)
Natural Gas November Futures	10/2026	1	23	(9)	0	0
Natural Gas October Futures	09/2026	1	24	(9)	0	0
Natural Gas September Futures	08/2026	1	23	(9)	0	0
New York Harbor June Futures	05/2026	38	3,247	(222)	0	(38)
New York Harbor March Futures	02/2026	42	3,710	(36)	0	(48)
Palladium March Futures	03/2026	11	1,817	216	0	(83)
Platinum April Futures	04/2026	10	1,022	139	0	(105)
RBOB Gasoline June Futures	05/2026	93	7,648	(238)	0	(68)
Rotterdam Coal April Futures	04/2026	5	472	(24)	3	0
Rotterdam Coal June Futures	06/2026	5	475	(22)	3	0
Rotterdam Coal May Futures	05/2026	5	473	(23)	3	0
Silver December Futures	12/2026	56	20,397	1,316	0	(2,071)
Silver July Futures	07/2026	4	1,435	122	0	(147)
Soybean July Futures	07/2026	76	4,082	(225)	0	(45)
Soybean March Futures	03/2026	195	10,213	(936)	0	(144)
Soybean Meal March Futures	03/2026	626	18,742	(1,731)	0	(182)
U.S. Treasury 5-Year Note March Futures	03/2026	3,858	421,697	(595)	0	(452)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	1,636	193,048	(3,148)	0	(614)
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	1,312	150,901	(738)	0	(246)
WTI Crude August Futures	07/2026	108	6,160	(70)	0	(55)
WTI Crude December Futures	11/2026	163	9,278	(533)	0	(82)
WTI Crude July Futures	06/2026	86	4,905	(234)	0	(44)
WTI Crude March Futures	02/2026	25	1,431	(13)	0	(13)
WTI Crude September Futures	08/2026	18	1,026	15	0	(9)

				$(2,947)	$1,705	$(6,640)

SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Argus Euro-Bobl Oxy FOB Rotterdam Barges vs Brent 1st Line December Futures	12/2025	7	$(92)	$(12)	$0	$0
Brent Crude April Futures	02/2026	48	(2,904)	138	26	0
Brent Crude December Futures	10/2027	39	(2,391)	139	25	0
Brent Crude February Futures	12/2026	53	(3,193)	28	30	0
Brent Crude January Futures	11/2026	49	(2,951)	76	27	0
Brent Crude June Futures	04/2027	85	(5,150)	239	50	0
Brent Crude May Futures	03/2026	49	(2,956)	55	27	0
Brent Crude November Futures	09/2026	56	(3,371)	102	31	0
Corn December Futures	12/2026	43	(990)	8	1	0
Corn July Futures	07/2026	266	(6,045)	38	0	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2025 (Unaudited)

Corn March Futures	03/2026	718	(15,805)	(121)	9	0
Cotton No. 2 July Futures	07/2026	109	(3,642)	(27)	1	0
Euro-Bund March Futures	03/2026	909	(136,278)	1,818	246	0
Euro-Oat March Futures	03/2026	1,312	(185,933)	1,931	447	0
Gas Oil June Futures	06/2026	159	(9,564)	(150)	40	0
Gas Oil March Futures	03/2026	362	(22,290)	912	172	0
Hard Red Winter Wheat July Futures	07/2026	30	(813)	3	10	0
Hard Red Winter Wheat May Futures	05/2026	7	(185)	0	2	0
Henry Hub Natural Gas February Futures	01/2026	28	(258)	34	20	0
Henry Hub Natural Gas March Futures	02/2026	20	(157)	40	11	0
Lean Hogs April Futures	04/2026	193	(6,940)	(169)	21	0
LME Aluminum March Futures	03/2026	35	(2,620)	(99)	0	(99)
LME Lead March Futures	03/2026	101	(5,069)	8	54	(45)
Natural Gas April Futures	03/2026	295	(9,301)	2,095	540	0
Natural Gas January Futures	12/2026	37	(1,740)	113	30	0
Natural Gas July Futures	06/2026	26	(954)	21	37	0
Natural Gas March Futures	02/2026	23	(720)	40	50	0
Natural Gas March Futures	02/2026	194	(4,708)	(85)	104	(94)
Natural Gas March Futures	02/2026	120	(3,461)	(33)	78	(72)
RBOB Gasoline March Futures	02/2026	198	(14,482)	707	129	0
Silver March Futures	03/2026	94	(33,183)	(5,141)	3,438	0
SNG KEROS vs. SNG GA April Futures	04/2026	4	3	1	0	0
SNG KEROS vs. SNG GA December Futures	12/2025	8	16	13	0	0
SNG KEROS vs. SNG GA December Futures	12/2026	4	0	(1)	0	0
SNG KEROS vs. SNG GA February Futures	02/2026	18	1	(4)	0	0
SNG KEROS vs. SNG GA February Futures	02/2026	16	(1)	(1)	0	0
SNG KEROS vs. SNG GA January Futures	01/2026	27	19	11	0	(1)
SNG KEROS vs. SNG GA January Futures	01/2026	9	(6)	(5)	0	0
SNG KEROS vs. SNG GA June Futures	06/2026	4	3	1	0	0
SNG KEROS vs. SNG GA March Futures	03/2026	10	5	1	0	0
SNG KEROS vs. SNG GA May Futures	05/2026	4	3	1	0	0
SNG KEROS vs. SNG GA November Futures	11/2026	4	1	0	0	0
SNG KEROS vs. SNG GA October Futures	10/2026	4	1	0	0	0
Soybean Meal July Futures	07/2026	13	(402)	3	3	0
Soybean November Futures	11/2026	2	(106)	0	1	0
Soybean Oil July Futures	07/2026	84	(2,493)	45	41	0
Soybean Oil March Futures	03/2026	58	(1,690)	93	31	0
Sugar No. 11 July Futures	06/2026	294	(4,844)	(74)	4	(24)
U.S. Treasury 2-Year Note March Futures	03/2026	2,856	(596,302)	(320)	185	(1)
U.S. Treasury 10-Year Note March Futures	03/2026	2,273	(255,570)	530	462	0
U.S. Treasury Long-Term Bond March Futures	03/2026	2,666	(308,173)	1,999	583	0
Wheat July Futures	07/2026	40	(1,063)	8	5	0
Wheat March Futures	03/2026	374	(9,481)	715	70	0
Wheat May Futures	05/2026	11	(285)	5	2	0
WTI Crude April Futures	03/2026	51	(2,911)	27	26	0
WTI Crude December Futures	11/2026	9	(512)	23	0	0
WTI Crude December Futures	11/2027	121	(7,001)	366	65	0
WTI Crude December Futures	11/2028	5	(296)	11	3	0
WTI Crude February Futures	01/2026	41	(2,354)	135	22	0
WTI Crude January Futures	12/2026	9	(512)	(8)	4	0
WTI Crude June Futures	05/2026	89	(5,074)	30	25	0
WTI Crude June Futures	05/2027	60	(3,436)	83	31	0
WTI Crude March Futures	02/2026	8	(458)	4	0	0
WTI Crude May Futures	04/2026	9	(513)	(10)	5	0
WTI Crude November Futures	10/2026	43	(2,448)	121	21	0
WTI Crude October Futures	09/2026	48	(2,734)	246	24	0

$6,757	$7,269	$(336)

Total Futures Contracts	$3,810	$8,974	$(6,976)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin(3)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	158,000	$(718)	$1,594	$876	$178	$0
Pay(2)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/18/2031	66,000	286	61	347	83	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	09/20/2027	JPY	2,495,000	(45)	285	240	6	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028	568,470	(11)	89	78	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028	9,360,000	(108)	1,243	1,135	52	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2025 (Unaudited)

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		4,681,000	92	1,739	1,831	53	0
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028		$201,300	(2,657)	(5,067)	(7,724)	0	(209)
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028		22,580	(285)	(556)	(841)	0	(24)
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.290	Annual	05/31/2030		57,121	(21)	264	243	82	0
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.375	Annual	05/31/2030		75,754	75	(1)	74	108	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		205,057	(204)	(1,841)	(2,045)	368	0
Pay	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		23,280	(220)	(1,001)	(1,221)	0	(47)
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053		26,200	1,645	7,832	9,477	73	0
Receive(2)	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053		12,600	176	176	352	43	0
Receive(2)	1-Day USD-SOFR Compounded-OIS	4.075	Annual	11/15/2053		11,373	85	112	197	39	0
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053		20,100	1,248	6,182	7,430	56	0
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		88,500	1,835	18,622	20,457	263	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		29,500	786	2,699	3,485	95	0
Receive	6-Month EUR-EURIBOR	1.830	Annual	09/17/2027	EUR	62,900	0	569	569	8	0
Receive	6-Month EUR-EURIBOR	2.465	Annual	12/08/2027		42,400	(550)	351	(199)	4	0
Pay(2)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		272,600	153	(5,915)	(5,762)	0	(376)
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		8,600	532	5,172	5,704	20	0
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		8,950	6	5,920	5,926	20	0
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		17,500	1,090	10,485	11,575	40	0
Receive(2)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		71,800	(1,024)	5,305	4,281	240	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031		21,840	(164)	(4,379)	(4,543)	38	0
Receive	CPTFEMU	2.600	Maturity	05/15/2032		2,800	2	(15)	(13)	0	(3)
Receive	CPTFEMU	2.570	Maturity	06/15/2032		45,400	0	(980)	(980)	0	(53)
Receive	CPTFEMU	2.049	Maturity	08/15/2034		67,600	(28)	(1,185)	(1,213)	0	(62)
Receive	CPTFEMU	2.034	Maturity	09/15/2034		8,000	(8)	(118)	(126)	0	(6)
Pay	CPTFEMU	2.487	Maturity	05/15/2037		120	0	2	2	0	0
Pay	CPTFEMU	1.950	Maturity	11/15/2048		2,020	7	(261)	(254)	10	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		4,100	2	229	231	13	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		4,730	(123)	405	282	14	0
Pay	CPTFEMU	2.550	Maturity	04/15/2052		3,000	4	164	168	9	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052		3,330	0	69	69	9	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052		9,000	0	1,059	1,059	18	0
Pay	CPTFEMU	2.680	Maturity	04/15/2053		11,200	9	1,725	1,734	27	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053		5,100	34	788	822	12	0
Pay	CPTFEMU	2.763	Maturity	09/15/2053		10,700	29	1,926	1,955	23	0
Pay	CPTFEMU	2.682	Maturity	10/15/2053		3,400	0	531	531	7	0
Pay	CPTFEMU	2.736	Maturity	10/15/2053		5,500	50	904	954	11	0
Pay	CPURNSA	2.702	Maturity	01/14/2026		$29,000	0	(79)	(79)	0	(23)
Pay	CPURNSA	2.820	Maturity	02/05/2026		17,700	0	13	13	0	(2)
Pay	CPURNSA	2.842	Maturity	02/13/2026		18,600	0	19	19	0	(2)
Pay	CPURNSA	3.042	Maturity	02/21/2026		19,000	0	61	61	2	0
Receive	CPURNSA	2.418	Maturity	03/05/2026		8,100	0	947	947	0	(1)
Pay	CPURNSA	3.323	Maturity	04/23/2026		3,400	0	27	27	0	0
Receive	CPURNSA	2.767	Maturity	05/13/2026		10,000	0	951	951	0	(1)
Receive	CPURNSA	2.813	Maturity	05/14/2026		9,800	0	907	907	0	(1)
Receive	CPURNSA	2.703	Maturity	05/25/2026		9,590	2	931	933	0	0
Receive	CPURNSA	2.690	Maturity	06/01/2026		10,400	0	1,011	1,011	0	0
Pay	CPURNSA	3.300	Maturity	06/04/2026		17,400	0	92	92	0	0
Pay	CPURNSA	3.435	Maturity	08/01/2026		12,100	0	70	70	2	0
Pay	CPURNSA	3.437	Maturity	08/01/2026		23,800	0	139	139	3	0
Pay	CPURNSA	3.433	Maturity	08/27/2026		34,000	0	220	220	5	0
Receive	CPURNSA	1.793	Maturity	08/24/2027		90,200	0	15,731	15,731	11	0
Receive	CPURNSA	1.797	Maturity	08/25/2027		21,700	0	3,775	3,775	3	0
Receive	CPURNSA	1.890	Maturity	08/27/2027		40,100	0	6,690	6,690	6	0
Pay	CPURNSA	2.335	Maturity	02/05/2028		32,120	70	(3,648)	(3,578)	24	0
Pay	CPURNSA	2.352	Maturity	05/09/2028		10,270	0	(1,094)	(1,094)	0	(2)
Pay	CPURNSA	2.360	Maturity	05/09/2028		15,460	0	(1,633)	(1,633)	0	(2)
Pay	CPURNSA	2.364	Maturity	05/10/2028		15,760	0	(1,659)	(1,659)	0	(2)
Pay	CPURNSA	2.165	Maturity	04/16/2029		14,300	0	(1,908)	(1,908)	0	(25)
Pay	CPURNSA	1.997	Maturity	07/25/2029		22,400	18	(3,303)	(3,285)	0	(36)
Receive	CPURNSA	2.311	Maturity	02/24/2031		12,100	0	1,462	1,462	22	0
Pay	FRCPXTOB	1.910	Maturity	01/15/2038	EUR	5,600	16	(113)	(97)	5	0
Receive	UKRPI	3.365	Maturity	09/15/2027	GBP	14,200	0	(194)	(194)	0	(5)
Pay	UKRPI	3.500	Maturity	08/15/2034		15,800	89	709	798	15	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2025 (Unaudited)

Pay	UKRPI	3.466	Maturity	09/15/2034	6,600	0	297	297	0	(1)

Total Swap Agreements	$2,175	$75,604	$77,779	$2,122	$(883)

(j)

Securities with an aggregate market value of $83,624 and cash of $9,359 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.

(1)	Future styled option variation margin asset of $7 and liability of $(0) is outstanding at period end.
(2)	This instrument has a forward starting effective date.
(3)	Unsettled variation margin asset of $114 and liability of $(119) for closed futures is outstanding at period end.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	01/2026	$2,736	JPY	425,297	$0	$(19)
BOA	01/2026	INR	4,565	$50	0	(1)
01/2026	KRW	1,515,511	1,042	0	(9)
01/2026	THB	20,128	622	0	(18)
01/2026	TWD	95,668	3,137	91	0
01/2026	$1,897	EUR	1,611	0	(3)
01/2026	7,035	PLN	25,752	138	0
01/2026	381	TWD	12,020	2	0
01/2026	1,550	ZAR	25,838	8	0
02/2026	ILS	6,129	$1,924	0	(1)
04/2026	$539	MXN	9,943	7	0
BPS	01/2026	AUD	15,026	$9,767	0	(261)
01/2026	CHF	710	902	4	0
01/2026	CNH	51,281	7,277	0	(81)
01/2026	ILS	10,197	3,136	0	(66)
01/2026	INR	165,882	1,840	0	(4)
01/2026	JPY	657,800	4,257	54	0
01/2026	NZD	10,534	5,986	0	(81)
01/2026	PLN	8,830	2,420	0	(39)
01/2026	TWD	325,261	10,702	346	0
01/2026	$8,040	CNH	56,317	36	0
01/2026	1,006	EUR	854	0	(2)
01/2026	10	IDR	170,051	0	0
01/2026	1,885	INR	170,056	2	0
01/2026	7,161	PLN	26,074	101	0
01/2026	14,124	TWD	443,427	24	(28)
01/2026	3,291	ZAR	54,875	18	0
01/2026	ZAR	22,871	$1,367	0	(12)
02/2026	$1,904	INR	171,569	0	(1)
02/2026	4,755	TWD	149,234	0	(9)
03/2026	TWD	63,091	$2,032	26	0
04/2026	BRL	57,600	10,083	0	(212)
BRC	01/2026	DKK	32,844	5,097	0	(74)
01/2026	EUR	1,881	2,184	0	(28)
01/2026	ILS	2,674	834	0	(6)
01/2026	$1,460	AUD	2,184	0	(2)
01/2026	7,496	CAD	10,389	77	0
01/2026	211	PLN	769	3	0
01/2026	1,086	TRY	49,025	47	0
01/2026	ZAR	334	$19	0	(1)
02/2026	ILS	2,604	808	0	(9)
02/2026	$1,446	MXN	26,812	36	0
03/2026	4,416	81,772	93	0
03/2026	17,901	TRY	823,530	155	0
BSH	01/2026	JPY	3,276,237	$21,049	118	0
02/2026	PEN	2,212	633	0	(24)
04/2026	BRL	109,300	19,244	18	(310)
CBK	01/2026	CAD	11,201	8,118	0	(47)
01/2026	GBP	1,759	2,327	0	(44)
01/2026	ILS	4	1	0	0
01/2026	NOK	2,485	244	0	(3)
01/2026	NZD	3,445	1,988	4	0
01/2026	PLN	44	12	0	0
01/2026	TWD	490,655	16,144	522	0
01/2026	$2,117	AUD	3,192	14	0
01/2026	7,567	CAD	10,412	23	0
01/2026	5,230	CNH	36,510	9	0
01/2026	3,927	EUR	3,347	9	0
01/2026	451	ILS	1,444	2	0
01/2026	31,820	INR	2,844,704	24	(269)
01/2026	569	PLN	2,046	1	0
01/2026	7	THB	219	0	0
01/2026	3,775	TWD	118,015	2	(20)
01/2026	549	ZAR	9,331	14	0
02/2026	ILS	4,968	$1,563	3	0
02/2026	$118	TWD	3,683	0	(1)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2025 (Unaudited)

	03/2026	TWD	134,267		$4,293	25	0
CIB	01/2026	CAD	1,961		1,428	2	(3)
DUB	01/2026	ILS	4,357		1,354	0	(14)
	01/2026	KRW	3,715,541		2,538	0	(39)
	01/2026	NZD	2,775		1,604	6	0
	01/2026	TWD	102,053		3,347	98	0
	01/2026		$2,544	ILS	8,116	5	0
	01/2026		9,243	INR	823,101	0	(107)
	01/2026		4,862	KRW	7,143,646	92	0
	01/2026		1,358	ZAR	22,827	19	0
	01/2026	ZAR	596		$34	0	(2)
	02/2026	ILS	8,114		2,544	0	(4)
	02/2026		$159	TWD	4,972	0	(1)
FAR	01/2026	AUD	30,626		$19,892	0	(548)
	01/2026	CAD	130,167		94,607	0	(246)
	01/2026	CHF	761		950	0	(13)
	01/2026	CNH	25,561		3,632	0	(36)
	01/2026	NZD	8,743		5,009	0	(26)
	01/2026	SGD	18		14	0	0
	01/2026		$772	GBP	575	3	0
	01/2026		1,347	ILS	4,318	9	0
	01/2026		14,873	MXN	276,453	444	0
	01/2026		6,345	PLN	23,315	149	0
	01/2026		1,392	ZAR	23,355	16	0
	01/2026	ZAR	413		$24	0	(1)
	02/2026	ILS	4,317		1,347	0	(9)
GLM	01/2026	CAD	133		97	0	0
	01/2026	ILS	2,079		643	0	(9)
	01/2026		$1,666	CHF	1,336	22	0
	01/2026		3,820	CNH	26,926	44	0
	01/2026		4,505	PLN	16,450	77	0
	01/2026		778	THB	24,769	9	0
	01/2026	ZAR	307		$18	0	(1)
	02/2026		$39,034	BRL	214,092	0	(259)
	02/2026		2,777	MXN	51,507	69	0
	03/2026	BRL	231		$42	0	0
	03/2026		$4,143	BRL	22,853	0	(27)
	03/2026		2,090	MXN	38,767	51	0
	04/2026	BRL	281,900		$49,321	109	(1,175)
	04/2026		$4,521	MXN	83,363	64	0
IND	01/2026	CAD	170,239		$123,631	0	(469)
JPM	01/2026	CNH	106,407		15,109	0	(159)
	01/2026	ILS	28,844		8,863	0	(194)
	01/2026	INR	142,337		1,599	19	0
	01/2026	KRW	613,888		428	2	0
	01/2026	MXN	1,531		82	0	(2)
	01/2026	NZD	5,128		2,975	22	0
	01/2026	PLN	16,076		4,386	0	(91)
	01/2026		$4,616	CNH	32,426	37	0
	01/2026		3,726	INR	331,837	0	(43)
	01/2026		5,700	PLN	20,958	138	0
	02/2026		428	KRW	613,083	0	(3)
	02/2026		1,943	MXN	36,042	49	0
	03/2026		2,918		53,499	34	0
	04/2026	BRL	91,000		$15,355	0	(911)
	04/2026		$1,684	MXN	31,034	23	0
MBC	01/2026	CAD	158,768		$114,280	2	(1,424)
	01/2026	CHF	1,075		1,353	0	(5)
	01/2026	EUR	8,909		10,455	0	(19)
	01/2026	GBP	2,925		3,929	0	(13)
	01/2026	JPY	908,313		5,846	43	0
	01/2026	NZD	3,456		1,997	7	0
	01/2026	PLN	6,664		1,822	0	(34)
	01/2026	SGD	57,214		44,095	0	(444)
	01/2026		$10,530	CAD	14,598	112	0
	01/2026		2,045	EUR	1,753	16	0
	01/2026		595	INR	53,898	3	0
	01/2026		1,310	PLN	4,801	28	0
	01/2026		13	THB	430	0	0
	01/2026		587	TWD	18,538	3	0
	02/2026		496,803	JPY	77,427,496	0	(1,177)
	02/2026		1,277	MXN	23,634	30	0
	03/2026		1,217		22,396	19	0
	04/2026		1,342		24,779	20	0
MYI	01/2026	CAD	829		$600	0	(4)
	01/2026	ILS	9		3	0	0
	01/2026	PLN	6		2	0	0
	01/2026		$909	CAD	1,250	2	0
	01/2026		15	JPY	2,351	0	0
	02/2026	ILS	9,627		$2,990	0	(33)
NGF	01/2026	CAD	9,288		6,745	0	(25)
	01/2026	KRW	6,090,787		4,162	0	(62)
	01/2026		$3,264	KRW	4,791,739	59	0
RBC	01/2026	CAD	1,673		$1,200	0	(20)
RYL	01/2026		1,000		732	3	0
SCX	01/2026		5,749		4,183	0	(8)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2025 (Unaudited)

01/2026	CHF	763	953	0	(12)
01/2026	CNH	50,966	7,233	0	(80)
01/2026	INR	24,569	270	0	(3)
01/2026	JPY	2,644,251	17,000	107	0
01/2026	TWD	103,720	3,404	102	0
01/2026	$4,159	CAD	5,798	67	0
01/2026	1,015	EUR	873	11	0
01/2026	17	IDR	282,836	0	0
01/2026	542	INR	48,941	1	0
SOG	01/2026	CAD	1,822	$1,322	0	(6)
01/2026	EUR	173,500	200,871	0	(3,113)
01/2026	JPY	9,507,184	60,788	49	0
01/2026	$19,369	GBP	14,789	566	0
01/2026	492,294	JPY	76,073,250	0	(6,637)
02/2026	1,278	MXN	23,647	29	0
03/2026	$0	MXN	8	0	0
SSB	01/2026	CAD	815	$595	2	0
UAG	01/2026	115,823	84,674	286	(11)
01/2026	CHF	3,323	4,152	0	(47)
01/2026	PLN	6,662	1,826	0	(30)
01/2026	$3,314	PLN	11,948	14	0
01/2026	ZAR	584	$34	0	(2)
02/2026	$2,621	MXN	48,559	62	0

Total Forward Foreign Currency Contracts	$5,311	$(19,286)

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	31,400	$(1,428)	$(663)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440%	01/25/2027	12,900	$(115)	$(52)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.440	01/25/2027	12,900	(115)	(71)
GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	01/07/2027	34,200	(310)	(115)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.350	01/07/2027	34,200	(310)	(224)
Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.500	01/14/2027	86,900	(797)	(424)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.500	01/14/2027	86,900	(797)	(422)

$(2,444)	$(1,308)

Total Written Options	$(3,872)	$(1,971)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive(2)	BACVWSAV Index «	301,868	-0.0055	Monthly	03/31/2026	$53,816	$0	$364	$364	$0
Receive	BCOMTR2 Index	1,351,922	3.660% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	09/15/2026	278,788	0	2,773	2,773	0
BPS	Receive	BCOMF1NTC Index	159,133	0.12	Monthly	03/16/2026	20,285	0	(5)	0	(5)
Receive	BCOMF1TC Index	3,714,202	3.680% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	03/16/2026	438,524	0	3,948	3,948	0
Receive	BCOMTR Index	197,559	3.660% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	03/16/2026	53,984	0	497	497	0
Receive	BCOMTR1 Index	1,055,827	3.680% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	03/16/2026	109,975	0	990	990	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2025 (Unaudited)

CBK	Receive	CIXBSTR3 Index	529,485	3.720% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	05/15/2026	158,281	0	1,453	1,453	0
CIB	Receive	PIMCODB Index	648,093	0	Monthly	06/15/2026	139,335	0	916	916	0
GST	Pay	BCOMTR Index	1,451,904	3.670% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	01/15/2026	396,741	0	(3,654)	0	(3,654)
	Pay	SPGCINP Index	47,036	-0.07	Monthly	01/15/2026	11,095	0	(664)	0	(664)
	Receive	BCOMF1NTC Index	12,344	3.740% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	04/15/2026	4,511	0	(5)	0	(5)
	Receive	BCOMF1TC Index	307,379	3.680% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	04/15/2026	134,463	0	1,211	1,211	0
	Receive	BCOMTR1 Index	374,092	3.680% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	04/15/2026	114,409	0	1,053	1,053	0
	Receive	BCOMTR2 Index	302,690	3.680% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	04/15/2026	83,966	0	726	726	0
	Receive	BCOMF1TC Index	705,858	3.680% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/16/2032	308,777	0	2,780	2,780	0
	Receive	BCOMTR Index	1,709,269	3.670% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/16/2032	467,068	0	4,302	4,302	0
	Receive	BCOMTR1 Index	708,060	3.680% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/16/2032	216,547	0	1,993	1,993	0
	Receive	BCOMTR2 Index	572,918	3.680% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/16/2032	158,927	0	1,443	1,443	0
	Receive	CMDSKEWLS Index	124,170	0.25	Monthly	08/16/2032	63,956	0	1,667	1,667	0
JPM	Pay	BCOMTR Index	196,500	3.460% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	01/15/2026	53,695	0	(500)	0	(500)
	Receive	JMABNIC5 Index	5,678	0	Monthly	07/15/2026	1,123	0	15	15	0
	Receive	BCOMTR Index	316,990	3.670% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/17/2026	86,619	0	798	798	0
	Receive	JMABNIC5 Index	619,738	0	Monthly	08/17/2026	122,780	0	1,693	1,693	0
MAC	Receive	PIMCODB Index	523,789	0	Monthly	08/17/2026	107,811	0	765	765	0
MEI	Receive	BCOMTR Index	285,866	3.660% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	09/15/2026	78,115	0	720	720	0
	Receive	BCOMTR1 Index	655,068	3.660% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	09/15/2026	147,317	0	1,357	1,357	0
MYC	Receive	BCOMTR Index	74,201	3.650% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	10/15/2026	20,276	0	187	187	0
	Receive	BCOMTR1 Index	305,679	3.690% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	10/15/2026	243,291	0	2,238	2,238	0
RBC	Receive	RBCAEC0T Index	1,355,021	3.640% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	01/15/2026	125,710	0	1,097	1,097	0
	Receive	RBCAECR1 Index	743,042	3.650% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	01/15/2026	97,774	0	992	992	0
	Receive	RBCAECT0 Index	3,202,387	3.640% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	01/15/2026	291,694	0	2,546	2,546	0
SOG	Receive	BCOMTR Index	243,851	3.640% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	12/15/2026	66,634	214	401	615	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2025 (Unaudited)

	Receive	BCOMF1TC Index	9,107	3.660% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2027	1,000	0	14	14	0
UAG	Receive	BCOMTR Index	36,914	3.670% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/17/2026	10,087	0	93	93	0

								$214	$34,204	$39,246	$(4,828)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	U.S. Treasury Inflation Protected Securities	0	3.880% (SOFR plus a specified spread)	Maturity	01/14/2026	$625,000	$0	$(568)	$0	$(568)
SOG	Receive	U.S. Treasury Inflation Protected Securities	0	3.850% (SOFR less a specified spread)	Maturity	01/15/2026	450,000	0	(1,374)	0	(1,374)

								$0	$(1,942)	$0	$(1,942)

VOLATILITY SWAPS
										Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity		Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	GOLDLNPM Index(3)		4.368%	Maturity	10/18/2027	$15,400	$0	$(23)	$0	$(23)
DUB	Pay	GOLDLNPM Index(3)		6.126	Maturity	01/19/2026	4,180	0	71	71	0
JPM	Pay	GOLDLNPM Index(3)		5.905	Maturity	01/19/2026	8,500	0	127	127	0
	Pay	GOLDLNPM Index(3)		6.325	Maturity	04/10/2026	66,938	0	2,118	2,118	0
	Pay	GOLDLNPM Index(3)		3.285	Maturity	09/16/2026	20,800	0	(214)	0	(214)
	Pay	GOLDLNPM Index(3)		3.349	Maturity	09/25/2026	10,340	0	(102)	0	(102)
MYC	Pay	GOLDLNPM Index(3)		4.431	Maturity	10/18/2027	9,530	0	(9)	0	(9)

								$0	$1,968	$2,316	$(348)

Total Swap Agreements								$214	$34,230	$41,562	$(7,118)

(l)

Securities with an aggregate market value of $15,394 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)					Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(3)					Variance Swap
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance					$0		$6,696	$0		$6,696
Industrials					0		19,300	0		19,300
U.S. Government Agencies					0		599,969	0		599,969
U.S. Treasury Obligations					0		3,048,872	0		3,048,872
Non-Agency Mortgage-Backed Securities					0		34,848	37,705		72,553
Asset-Backed Securities
CMBS Other					0		14,125	0		14,125
Home Equity Other					0		89,903	0		89,903
Home Equity Sequential					0		149	0		149
Manufacturing House ABS Other					0		1,935	0		1,935
Whole Loan Collateral					0		31,585	0		31,585
Other ABS					0		163,190	0		163,190
Sovereign Issues					0		326,052	0		326,052
Preferred Securities
Banking & Finance					0		3,881	0		3,881
Short-Term Instruments
Mutual Funds					0		1,091	0		1,091
Repurchase Agreements					0		740,685	0		740,685
U.S. Treasury Bills					0		74,140	0		74,140

					$0		$5,156,421	$37,705		$5,194,126
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes					$1,847		$0	$0		$1,847

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	December 31, 2025 (Unaudited)

Total Investments	$1,847	$5,156,421	$37,705	$5,195,973

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	7,842	3,352	0	11,194
Over the counter	0	46,509	364	46,873

$7,842	$49,861	$364	$58,067
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(18,502)	(2,196)	0	(20,698)
Over the counter	0	(28,375)	0	(28,375)

$(18,502)	$(30,571)	$0	$(49,073)

Total Financial Derivative Instruments	$(10,660)	$19,290	$364	$8,994

Totals	$(8,813)	$5,175,711	$38,069	$5,204,967

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2025:
Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2025 (2)

Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$0	$36,942	$0	$0	$0	$763	$0	$0	$37,705	$763
Asset-Backed Securities – Other ABS	1,622	0	(751)	0	54	75	0	(1,000)	0	0

$1,622	$36,942	$(751)	$0	$54	$838	$0	$(1,000)	$37,705	$763
Financial Derivative Instruments - Assets
Over the counter	$0	$14	$0	$0	$0	$350	$0	$0	$364	$350

Totals	$1,622	$36,956	$(751)	$0	$54	$1,188	$0	$(1,000)	$38,069	$1,113

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 12/31/2025	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)	Weighted Average

Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$37,705	Recent Transaction	Purchase Price	100.000	—

Financial Derivative Instruments - Assets
Over the counter	$364	Indicative Market Quotation	Broker Quote	179.436	—

Total	$38,069

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Credit Opportunities Bond Fund	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 112.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 4.0%
Altice France SA 10.860% (TSFR3M + 6.875%) due 05/31/2031 ~		$1,669	$1,671
Bausch & Lomb Corp. 7.966% (TSFR1M + 4.250%) due 01/15/2031 ~		1,095	1,107
BCP V Modular Services Holdings IV Ltd. 6.444% - 7.831% (EUR003M + 4.425%) due 07/10/2031 ~	EUR	1,000	1,108
BDO USA PC
8.273% (TSFR3M + 4.500%) due 08/31/2028 «~		$96	95
8.865% (TSFR3M + 5.000%) due 08/31/2028 «~		1,251	1,254
INEOS U.S. Finance LLC 6.966% - 7.384% (TSFR1M + 3.250%) due 02/18/2030 ~		2,714	2,209
Jane Street Group LLC 5.822% - 9.234% (TSFR3M + 2.000%) due 12/15/2031 ~		4,100	4,086
Live Nation Entertainment, Inc. 5.734% - 9.340% (TSFR1M + 2.000%) due 10/21/2032 ~		300	301
Newfold Digital Holdings Grp Inc. 9.488% (TSFR3M + 5.750%) due 04/30/2029 ~		25	23
QuidelOrtho Corp. 7.716% (TSFR1M + 4.000%) due 08/20/2032 ~		1,895	1,897
TKO Worldwide Holdings LLC 5.868% - 9.123% (TSFR3M + 2.000%) due 11/21/2031 ~		997	1,003
TransDigm, Inc. TBD% due 01/19/2032		3,491	3,509
Vista Management Holding, Inc. 7.735% (TSFR3M + 3.750%) due 04/01/2031 ~		1,832	1,852

Total Loan Participations and Assignments (Cost $20,323)			20,115

CORPORATE BONDS & NOTES 50.2%
BANKING & FINANCE 15.9%
Allstate Corp. 7.051% (TSFR3M + 3.200%) due 08/15/2053 ~		300	301
Ally Financial, Inc. 4.750% due 06/09/2027		1,500	1,514
Antares Holdings LP 3.750% due 07/15/2027		250	245
Assured Guaranty U.S. Holdings, Inc. 6.125% due 09/15/2028		200	210
Asurion LLC & Asurion Co-Issuer, Inc. 8.000% due 12/31/2032		500	519
Athene Global Funding
5.322% due 11/13/2031		600	609
5.583% due 01/09/2029		400	411
Aviation Capital Group LLC
1.950% due 09/20/2026		100	98
3.500% due 11/01/2027		1,986	1,957
Banco Bilbao Vizcaya Argentaria SA 8.375% due 06/21/2028 •(d)(e)	EUR	2,000	2,583
Bank of America Corp. 4.948% due 07/22/2028 •		$2,900	2,942
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
5.875% due 09/13/2034 •(e)		1,900	1,898
7.625% due 02/11/2035 •(e)		1,900	2,000
BGC Group, Inc.
6.150% due 04/02/2030		200	207
6.600% due 06/10/2029		100	105
Canary Wharf Group Investment Holdings PLC 1.750% due 04/07/2026	EUR	1,000	1,167
Citadel LP 6.000% due 01/23/2030		$100	105
Citadel Securities Global Holdings LLC 6.200% due 06/18/2035		250	263
Citibank NA 5.570% due 04/30/2034		250	265
Corebridge Global Funding 4.900% due 01/07/2028		100	102
CoStar Group, Inc. 2.800% due 07/15/2030		4,000	3,668
CPI Property Group SA
4.000% due 01/22/2028 þ	GBP	1,100	1,418
6.000% due 01/27/2032	EUR	1,600	1,892

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Credit Agricole SA 7.250% due 09/23/2028 •(d)(e)		1,900	2,394
Deutsche Bank AG
6.750% due 10/30/2034 •(d)(e)		200	240
10.000% due 12/01/2027 •(d)(e)		2,000	2,581
Diversified Healthcare Trust 7.250% due 10/15/2030		$300	307
EPR Properties
4.500% due 06/01/2027		150	150
4.950% due 04/15/2028		200	202
Equinix Europe 2 Financing Corp. LLC 5.500% due 06/15/2034		3,100	3,211
Equitable America Global Funding 4.300% due 12/15/2028		1,800	1,808
Fairfax Financial Holdings Ltd. 6.000% due 12/07/2033		50	53
Ford Motor Credit Co. LLC
4.389% due 01/08/2026		1,800	1,800
5.800% due 03/05/2027		250	253
5.850% due 05/17/2027		1,000	1,016
GA Global Funding Trust 5.400% due 01/13/2030		150	154
GLP Capital LP/GLP Financing II, Inc.
5.750% due 11/01/2037		200	200
6.750% due 12/01/2033		2,300	2,510
HA Sustainable Infrastructure Capital, Inc. 6.375% due 07/01/2034		900	917
HAT Holdings I LLC/HAT Holdings II LLC
3.375% due 06/15/2026		279	277
8.000% due 06/15/2027		270	281
Intesa Sanpaolo SpA
6.625% due 06/20/2033		1,700	1,874
7.200% due 11/28/2033		1,300	1,485
ION Platform Finance SARL 6.500% due 09/30/2030	EUR	1,100	1,254
JPMorgan Chase & Co. 3.540% due 05/01/2028 •		$6,000	5,968
Kaisa Group Holdings Ltd. 5.000% due 11/30/2027		9	1
Kaisa Group Holdings Ltd. (5.250% Cash or 6.250% PIK) 5.250% due 12/28/2028 (a)		17	0
Kaisa Group Holdings Ltd. (5.500% Cash or 6.500% PIK) 5.500% due 12/28/2029 (a)		28	1
Kaisa Group Holdings Ltd. (5.750% Cash or 6.750% PIK) 5.750% due 12/28/2030 (a)		34	1
Kaisa Group Holdings Ltd. (6.000% Cash or 7.000% PIK) 6.000% due 12/28/2031 (a)		51	1
Kaisa Group Holdings Ltd. (6.250% Cash or 7.250% PIK) 6.250% due 12/28/2032 (a)		47	1
Kaisa Group Holdings Ltd. (6.721% Cash or 7.721% PIK) 6.721% due 12/28/2028 (a)		11	0
Kilroy Realty LP 3.050% due 02/15/2030		1,000	931
Logicor Financing SARL 1.625% due 07/15/2027	EUR	1,011	1,171
Mutual of Omaha Cos Global Funding 5.800% due 07/27/2026		$50	51
Nationwide Building Society 5.750% due 06/20/2027 •(d)(e)	GBP	1,900	2,562
New Immo Holding SA 5.875% due 04/17/2028	EUR	2,100	2,558
Pacific Life Global Funding II 4.496% (SOFRRATE + 0.600%) due 01/27/2028 ~		$800	801
Quercus II Re DAC 13.026% (EUR003M + 11.000%) due 01/07/2031 «~	EUR	250	294
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. 2.875% due 10/15/2026		$1,800	1,775
Sammons Financial Group Global Funding 4.800% due 12/12/2030		1,100	1,103
Santander Holdings USA, Inc. 5.473% due 03/20/2029 •		100	102
Segro Capital SARL 0.500% due 09/22/2031	EUR	650	654
Sixth Street Lending Partners 6.125% due 07/15/2030		$2,700	2,772
SLM Corp. 3.125% due 11/02/2026		2,400	2,361
UBS Group AG
4.151% due 12/23/2029 •		500	500
4.988% due 08/05/2033 •		1,400	1,422
9.250% due 11/13/2028 •(d)(e)		2,000	2,200
UniCredit SpA 7.500% due 06/03/2026 •(d)(e)	EUR	800	959
VICI Properties LP/VICI Note Co., Inc. 3.875% due 02/15/2029		$1,600	1,571

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Welltower OP LLC 4.500% due 12/01/2034	GBP	1,100	1,407
Weyerhaeuser Co.
4.000% due 04/15/2030		$2,000	1,975
4.750% due 05/15/2026		200	201

			80,789

INDUSTRIALS 31.5%
Algonquin Power & Utilities Corp. 5.365% due 06/15/2026 þ		400	402
American Airlines Pass-Through Trust
3.200% due 12/15/2029		175	172
3.375% due 11/01/2028		142	140
3.575% due 07/15/2029		57	57
3.700% due 04/01/2028		88	88
American Builders & Contractors Supply Co., Inc. 4.000% due 01/15/2028		1,800	1,789
Ashtead Capital, Inc. 5.950% due 10/15/2033		200	212
BCP V Modular Services Finance II PLC
4.750% due 11/30/2028	EUR	1,200	1,336
6.500% due 07/10/2031		800	881
Beacon Mobility Corp. 7.250% due 08/01/2030		$1,500	1,570
Beignet Investor LLC 6.581% due 05/30/2049		4,732	5,004
Block, Inc.
3.500% due 06/01/2031		2,600	2,446
5.625% due 08/15/2030		650	664
BMW U.S. Capital LLC 4.500% due 08/11/2030		100	101
Boeing Co.
5.705% due 05/01/2040		300	307
6.528% due 05/01/2034		3,200	3,541
Booz Allen Hamilton, Inc. 3.875% due 09/01/2028		3,400	3,339
Burberry Group PLC 5.750% due 06/20/2030	GBP	1,800	2,483
BWX Technologies, Inc. 4.125% due 04/15/2029		$1,600	1,560
CAB SELAS 3.375% due 02/01/2028 (i)	EUR	2,623	3,004
Cameron LNG LLC 2.902% due 07/15/2031		$1,500	1,389
Canadian Pacific Railway Co. 2.450% due 12/02/2031		2,100	1,890
Centene Corp. 2.450% due 07/15/2028		2,100	1,968
CGI, Inc. 1.450% due 09/14/2026		100	98
Chanel Ceres PLC 1.000% due 07/31/2031	EUR	3,100	3,198
Charter Communications Operating LLC/Charter Communications Operating Capital 5.850% due 12/01/2035		$150	150
Cheplapharm Arzneimittel GmbH
7.125% due 06/15/2031	EUR	600	723
7.500% due 05/15/2030		850	1,037
Crowdstrike Holdings, Inc. 3.000% due 02/15/2029		$3,927	3,772
CVS Health Corp. 5.000% due 09/15/2032		2,100	2,144
Diamondback Energy, Inc. 5.400% due 04/18/2034		2,000	2,049
DT Midstream, Inc. 5.800% due 12/15/2034		125	130
EC Finance PLC 3.250% due 10/15/2026	EUR	1,837	2,145
Energy Transfer LP 5.000% due 05/15/2044		$775	675
Eramet SA 6.500% due 11/30/2029	EUR	500	585
Essent Group Ltd. 6.250% due 07/01/2029		$100	104
Expand Energy Corp. 5.700% due 01/15/2035		100	104
FirstEnergy Pennsylvania Electric Co. 5.150% due 03/30/2026		100	100
Flex Intermediate Holdco LLC 4.317% due 12/30/2039		3,000	2,529
Flora Food Management BV 6.875% due 07/02/2029	EUR	2,200	2,573
Flutter Treasury DAC 6.125% due 06/04/2031	GBP	4,950	6,733
Gartner, Inc.
3.625% due 06/15/2029		$1,223	1,180

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2025 (Unaudited)

3.750% due 10/01/2030		3,400	3,226
goeasy Ltd. 9.250% due 12/01/2028		3,300	3,396
Grifols SA 7.500% due 05/01/2030 (g)	EUR	500	619
Heathrow Funding Ltd. 6.450% due 12/10/2033	GBP	100	145
Hilton Domestic Operating Co., Inc. 5.750% due 09/15/2033		$1,100	1,126
Hyundai Capital America 5.500% due 03/30/2026		300	301
IHO Verwaltungs GmbH (7.750% Cash or 8.500% PIK) 7.750% due 11/15/2030 (a)		1,000	1,052
Ingevity Corp. 3.875% due 11/01/2028		1,150	1,125
International Distribution Services PLC 7.375% due 09/14/2030	GBP	900	1,306
Intralot Capital Luxembourg SA 6.750% due 10/15/2031	EUR	2,100	2,462
JetBlue Airways Corp./JetBlue Loyalty LP 9.875% due 09/20/2031		$1,125	1,134
JetBlue Pass-Through Trust 4.000% due 05/15/2034		67	64
Las Vegas Sands Corp.
3.900% due 08/08/2029		3,200	3,126
6.000% due 06/14/2030		4,300	4,512
Leidos, Inc. 2.300% due 02/15/2031		3,800	3,424
Live Nation Entertainment, Inc.
3.750% due 01/15/2028		2,400	2,365
6.500% due 05/15/2027		800	808
Mars, Inc. 4.800% due 03/01/2030		600	613
Marvell Technology, Inc. 5.750% due 02/15/2029		70	73
MSCI, Inc. 3.625% due 11/01/2031		3,800	3,569
Newfold Digital Holdings Group, Inc. 11.750% due 04/30/2029		485	448
Nissan Motor Co. Ltd. 4.345% due 09/17/2027		100	99
Noble Finance II LLC 8.000% due 04/15/2030		1,200	1,247
Petroleos Mexicanos 6.700% due 02/16/2032		400	399
PRA Health Sciences, Inc. 2.875% due 07/15/2026		1,000	992
Royal Caribbean Cruises Ltd.
4.250% due 07/01/2026		1,700	1,700
5.375% due 01/15/2036		765	769
5.500% due 04/01/2028		1,400	1,426
Sealed Air Corp. 1.573% due 10/15/2026		1,300	1,273
SEB SA 3.625% due 06/24/2030	EUR	3,900	4,537
Silgan Holdings, Inc. 1.400% due 04/01/2026		$900	892
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029		187	179
Teva Pharmaceutical Finance Netherlands III BV
3.150% due 10/01/2026		707	700
8.125% due 09/15/2031		800	922
Teva Pharmaceutical Finance Netherlands IV BV 5.750% due 12/01/2030		700	727
Thames Water Super Senior Issuer PLC 9.750% due 10/10/2027	GBP	84	131
Ubisoft Entertainment SA 0.878% due 11/24/2027	EUR	5,000	5,417
UCB SA
4.250% due 03/20/2030		500	607
5.200% due 11/21/2029		900	1,124
United Airlines Pass-Through Trust
5.800% due 07/15/2037		$560	587
5.875% due 04/15/2029		34	35
United Airlines, Inc. 4.375% due 04/15/2026		1,200	1,199
United Rentals North America, Inc. 3.875% due 11/15/2027		2,600	2,584
Vail Resorts, Inc. 5.625% due 07/15/2030		600	612
Valaris Ltd. 8.375% due 04/30/2030		1,200	1,249
Var Energi ASA 8.000% due 11/15/2032		700	802
Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		2,000	1,876

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2025 (Unaudited)

3.875% due 11/01/2033		1,125	965
4.125% due 08/15/2031		1,300	1,184
Venture Global Plaquemines LNG LLC
6.500% due 01/15/2034		200	205
6.500% due 06/15/2034		1,800	1,840
Viking Cruises Ltd. 5.875% due 10/15/2033		1,100	1,118
Viper Energy Partners LLC 4.900% due 08/01/2030		100	101
Virgin Media Secured Finance PLC 4.250% due 01/15/2030	GBP	1,200	1,490
Vmed O2 U.K. Financing I PLC
5.625% due 04/15/2032	EUR	3,600	4,268
7.750% due 04/15/2032		$900	939
VOC Escrow Ltd. 5.000% due 02/15/2028		2,300	2,301
Volkswagen Group of America Finance LLC 5.050% due 03/27/2028		400	406
VZ Secured Financing BV 7.500% due 01/15/2033		2,500	2,535
WMG Acquisition Corp. 3.750% due 12/01/2029		1,500	1,445
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.250% due 05/15/2027		2,000	2,009
Yorkshire Water Finance PLC 6.375% due 11/18/2034	GBP	2,300	3,210
ZF North America Capital, Inc. 7.500% due 03/24/2031		$4,300	4,349

			159,716

UTILITIES 2.8%
Anglian Water Services Financing PLC 2.750% due 10/26/2029	GBP	1,000	1,258
CMS Energy Corp. 2.950% due 02/15/2027		$100	99
Edison International
6.250% due 03/15/2030		300	314
6.950% due 11/15/2029		100	107
FirstEnergy Corp. 2.250% due 09/01/2030		1,700	1,540
Gazprom PJSC via Gaz Finance PLC 2.950% due 01/27/2029		1,500	1,088
ONEOK, Inc. 5.550% due 11/01/2026		1,500	1,517
Pacific Gas & Electric Co.
2.500% due 02/01/2031		400	360
3.300% due 12/01/2027		200	197
3.950% due 12/01/2047		1,200	897
4.550% due 07/01/2030		400	398
Petrobras Global Finance BV 5.125% due 09/10/2030		1,100	1,079
Southern California Edison Co. 1.200% due 02/01/2026		1,100	1,096
SW Finance I PLC 2.375% due 05/28/2028	GBP	1,900	2,396
Veon Midco BV 3.375% due 11/25/2027		$300	285
Vistra Operations Co. LLC 6.950% due 10/15/2033		1,307	1,460

			14,091

Total Corporate Bonds & Notes (Cost $249,533)			254,596

CONVERTIBLE BONDS & NOTES 0.5%
BANKING & FINANCE 0.0%
Kaisa Group Holdings Ltd.
0.000% due 12/31/2026 (c)		10	0
0.000% due 12/31/2027 (c)		12	0
0.000% due 12/31/2028 (c)		20	0
0.000% due 12/31/2029 (c)		20	0
0.000% due 12/31/2030 (c)		25	0
0.000% due 12/31/2031 (c)		25	0
0.000% due 12/31/2032 (c)		46	1

			1

INDUSTRIALS 0.5%
ams-OSRAM AG 2.125% due 11/03/2027	EUR	2,200	2,466

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Total Convertible Bonds & Notes (Cost $2,357)		2,467

U.S. GOVERNMENT AGENCIES 15.5%
Federal Home Loan Mortgage Corp.
3.000% due 05/01/2052	$162	144
4.000% due 11/01/2053	947	900
4.500% due 07/01/2052 - 12/01/2052	6,640	6,510
5.000% due 02/01/2053 - 01/01/2055	2,162	2,170
Federal Home Loan Mortgage Corp. Military Housing Bonds Resecuritization Trust Certificates 5.992% due 11/25/2055 «~	348	227
Federal National Mortgage Association
4.500% due 07/01/2052 - 01/01/2053	5,977	5,863
5.000% due 08/01/2052 - 02/01/2055	2,744	2,762
Government National Mortgage Association, TBA 6.000% due 01/01/2056	700	713
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2056	9,000	7,956
4.000% due 02/01/2056	8,400	7,964
4.500% due 02/01/2056	8,100	7,901
5.000% due 02/01/2056	19,600	19,529
6.000% due 03/01/2056	7,700	7,903
6.500% due 02/01/2056	7,500	7,796

Total U.S. Government Agencies (Cost $77,306)		78,338

U.S. TREASURY OBLIGATIONS 4.3%
U.S. Treasury Bonds
4.875% due 08/15/2045	505	510
U.S. Treasury Notes
3.625% due 10/31/2030 (k)(m)	7,800	7,768
4.125% due 10/31/2029 (k)(m)	9,900	10,071
4.250% due 08/15/2035 (k)(m)	3,335	3,360

Total U.S. Treasury Obligations (Cost $21,486)		21,709

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.0%
American Home Mortgage Investment Trust 5.880% due 11/25/2045 •	29	11
Banc of America Funding Trust
4.495% due 09/20/2047 ~	259	225
7.000% due 10/25/2037	101	74
Banc of America Mortgage Trust 3.980% due 10/25/2035 ~	313	252
BCAP LLC Trust
4.286% due 05/25/2047 •	87	81
6.000% due 07/26/2037 ~	63	59
Bear Stearns ALT-A Trust 3.963% due 04/25/2037 ~	250	172
BX Commercial Mortgage Trust 4.763% due 02/15/2039 •	74	74
Chase Mortgage Finance Trust 5.215% due 09/25/2036 ~	43	38
CHL Mortgage Pass-Through Trust
3.953% due 09/25/2037 ~	55	50
5.750% due 07/25/2037	81	36
6.000% due 10/25/2034	3	3
CIM Trust 5.000% due 05/25/2062 ~	558	558
Citigroup Mortgage Loan Trust, Inc. 6.000% due 11/25/2036	16	16
Countrywide Alternative Loan Trust
4.146% due 06/25/2035 •	224	141
4.226% due 07/25/2046 •	29	32
4.226% due 09/25/2046 •	190	188
4.228% due 09/20/2046 •	40	41
4.246% due 04/25/2035 •	209	160
4.466% due 11/25/2035 •	82	77
5.146% due 10/25/2035 •	117	80
5.750% due 07/25/2035	86	53
6.000% due 08/25/2036 •	200	111
6.000% due 05/25/2037	594	240
CSMC Mortgage-Backed Trust 6.000% due 07/25/2036	574	251
CSMC Trust 2.000% due 01/25/2060	569	506
CSMC Trust Capital Certificates 4.042% due 12/29/2037 ~	3,557	1,770
DBGS Mortgage Trust 5.410% due 10/15/2039 •	1,000	1,000
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
3.996% due 02/25/2047 •	1,535	870
4.046% due 08/25/2037 •	4	3
First Horizon Alternative Mortgage Securities Trust
4.572% due 08/25/2035 ~	48	40

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2025 (Unaudited)

6.000% due 05/25/2036	6	2
IndyMac IMJA Mortgage Loan Trust 6.250% due 11/25/2037	254	96
IndyMac INDX Mortgage Loan Trust
3.944% due 11/25/2035 ~	204	193
4.346% due 02/25/2037 •	193	128
4.371% due 05/25/2037 ~	76	66
LUX 6.441% due 08/15/2040 •	500	506
MASTR Adjustable Rate Mortgages Trust 7.025% due 11/25/2034 ~	55	54
Merrill Lynch Alternative Note Asset Trust 4.066% due 03/25/2037 •	1,718	404
Morgan Stanley Mortgage Loan Trust 3.240% due 11/25/2037 ~	232	161
PMT Loan Trust 5.224% due 08/25/2056 •	224	224
RALI Trust
3.893% due 12/26/2034 ~	214	70
4.196% due 08/25/2035 •	277	224
5.314% due 07/25/2035 ~	12	11
RFMSI Trust 6.000% due 10/25/2036	11	9
VASA Trust 4.765% due 07/15/2039 •	500	494
WaMu Mortgage Pass-Through Certificates Trust
4.271% due 12/25/2036 ~	82	76
4.827% due 07/25/2047 •	49	43

Total Non-Agency Mortgage-Backed Securities (Cost $12,434)		9,973

ASSET-BACKED SECURITIES 2.5%
CMBS OTHER 0.1%
AREIT Trust 5.847% due 08/17/2041 •	211	211

HOME EQUITY OTHER 2.1%
ABFC Trust
4.846% due 06/25/2037 •	249	214
4.896% due 03/25/2034 •	353	344
ACE Securities Corp. Home Equity Loan Trust 4.671% due 12/25/2045 •	434	335
Bear Stearns Asset-Backed Securities I Trust 5.646% due 07/25/2034 •	88	100
Citigroup Mortgage Loan Trust, Inc. 4.166% due 12/25/2036 •	819	464
GSAMP Trust
3.966% due 12/25/2036 •	371	184
4.306% due 12/25/2046 •	320	160
HSI Asset Securitization Corp. Trust 4.626% due 11/25/2035 •	509	481
MASTR Asset-Backed Securities Trust
4.066% due 08/25/2036 •	451	159
4.146% due 08/25/2036 •	1,021	361
Morgan Stanley ABS Capital I, Inc. Trust
3.976% due 01/25/2037 •	3,081	1,171
3.986% due 10/25/2036 •	588	259
3.996% due 10/25/2036 •	1,485	780
3.996% due 12/25/2036 •	81	41
4.146% due 06/25/2036 •	129	115
4.306% due 09/25/2036 •	653	281
Morgan Stanley Mortgage Loan Trust 6.465% due 09/25/2046 þ	955	308
New Century Home Equity Loan Trust 6.846% due 01/25/2033 •	42	37
People's Financial Realty Mortgage Securities Trust 3.986% due 09/25/2036 •	3,341	804
Renaissance Home Equity Loan Trust 5.879% due 06/25/2037 þ	2,099	518
Residential Asset Mortgage Products Trust 4.077% due 12/25/2035 •	891	753
Residential Asset Securities Corporation Trust 4.726% due 08/25/2034 •	109	110
SG Mortgage Securities Trust 4.206% due 02/25/2036 •	946	470
Structured Asset Investment Loan Trust
4.971% due 01/25/2035 •	1,024	923
5.226% due 04/25/2033 •	35	37
5.421% due 01/25/2035 •	1,102	955

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2025 (Unaudited)

5.571% due 01/25/2035 •		979	423

			10,787

WHOLE LOAN COLLATERAL 0.3%
Bear Stearns Asset-Backed Securities I Trust 4.196% due 12/25/2035 •		225	106
Lehman XS Trust 4.156% due 03/25/2037 •		485	456
Securitized Asset-Backed Receivables LLC Trust
4.346% due 03/25/2036 •		1,107	702
4.346% due 05/25/2036 •		670	362

			1,626

Total Asset-Backed Securities (Cost $15,313)			12,624

SOVEREIGN ISSUES 16.4%
Australia Government Bonds 1.000% due 11/21/2031	AUD	900	496
Bonos de la Tesoreria de la Republica en pesos 6.000% due 04/01/2033	CLP	3,695,000	4,266
Brazil Notas do Tesouro Nacional 6.000% due 08/15/2060	BRL	2,289	359
Colombia Government International Bonds
4.500% due 11/26/2030	EUR	100	116
5.750% due 11/26/2034		100	114
6.500% due 11/26/2038		200	228
Colombia TES
11.000% due 08/22/2029	COP	11,584,700	2,899
11.750% due 01/24/2035		11,022,900	2,718
12.750% due 11/28/2040		7,681,700	1,994
13.250% due 02/09/2033		10,112,800	2,713
Eagle Funding Luxco SARL 5.500% due 08/17/2030		$5,100	5,201
Japan Government Forty Year Bonds 2.200% due 03/20/2064	JPY	78,000	363
Japan Government Thirty Year Bonds
2.400% due 03/20/2055		10,000	52
3.200% due 09/20/2055		60,000	371
Japan Government Twenty Year Bonds
2.000% due 12/20/2044		190,000	1,056
2.400% due 03/20/2045		103,600	612
Mexico Bonos 8.500% due 02/28/2030	MXN	126,000	7,021
Peru Government Bonds 7.300% due 08/12/2033	PEN	3,500	1,188
Peru Government International Bonds
5.400% due 08/12/2034		5,900	1,752
6.150% due 08/12/2032		1,109	356
6.950% due 08/12/2031		1,673	553
Republic of Poland Government Bonds 5.000% due 10/25/2034	PLN	13,100	3,643
Republic of South Africa Government Bonds
8.250% due 03/31/2032	ZAR	85,500	5,297
8.500% due 01/31/2037		12,000	720
8.875% due 02/28/2035		58,820	3,707
Republic of South Africa Government International Bonds 7.100% due 11/19/2036		$400	430
Romania Government International Bonds 5.250% due 03/10/2030	EUR	400	492
U.K. Gilts
4.375% due 03/07/2030	GBP	16,000	21,941
4.375% due 07/31/2054		10,603	12,546

Total Sovereign Issues (Cost $80,751)			83,204

		SHARES
COMMON STOCKS 0.0%
COMMUNICATION SERVICES 0.0%
SES SA «(b)		937	14

REAL ESTATE 0.0%
Kaisa Group Holdings Ltd. (b)		645,103	8

Total Common Stocks (Cost $0)			22

WARRANTS 0.0%
ENERGY 0.0%
Constellation Oil Services Holding SA - Exp. 06/10/2071 «(g)		1	0

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Total Warrants (Cost $0)		0

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 17.5%
COMMERCIAL PAPER 0.5%
Edison International 4.550% due 01/05/2026	$300	300
Oracle Corp. 4.220% due 01/16/2026	800	798
VW Credit, Inc. 4.220% due 01/13/2026	1,500	1,498

		2,596

	SHARES
MUTUAL FUNDS 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.850% (f)	1,135,938	1,136

	PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (h) 16.8%		85,302

Total Short-Term Instruments (Cost $89,036)		89,034

Total Investments in Securities (Cost $568,539)		572,082

	SHARES
INVESTMENTS IN AFFILIATES 6.0%
SHORT-TERM INSTRUMENTS 6.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.0%
PIMCO Short-Term Floating NAV Portfolio III	3,119,357	30,386

Total Short-Term Instruments (Cost $30,367)		30,386

Total Investments in Affiliates (Cost $30,367)		30,386

Total Investments 118.9% (Cost $598,906)		$602,468
Financial Derivative Instruments (j)(l) (0.1)%(Cost or Premiums, net $20,691)		(571)
Other Assets and Liabilities, net (18.8)%		(95,226)

Net Assets 100.0%		$506,671

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«									Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ									Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)									Payment in-kind security.
(b)									Security did not produce income within the last twelve months.
(c)									Zero coupon security.
(d)									Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)									Contingent convertible security.
(f)									Coupon represents a 7-Day Yield.
(g)									RESTRICTED SECURITIES:
Issuer Description							Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Constellation Oil Services Holding SA - Exp. 06/10/2071							06/10/2022		$0	$0	0.00%
Grifols SA7.500% due 05/01/2030							08/20/2025		611	619	0.12

								$611		$619	0.12%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)									REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	3.390%	12/12/2025	03/04/2026		$2,173	Meritage Homes Corp. 3.875% due 04/15/2029			$(2,180)	$2,173	$2,177
	3.790	01/02/2026	01/05/2026		35,200	U.S. Treasury Notes 1.125% - 3.500% due 11/30/2030 - 02/15/2031			(35,902)	35,200	35,200
	3.870	12/31/2025	01/02/2026		34,700	U.S. Treasury Notes 4.000% due 01/31/2031			(35,335)	34,700	34,708
BRC	3.380	12/12/2025	01/30/2026		2,068	Meritage Homes Corp. 5.650% due 03/15/2035			(2,078)	2,068	2,072
JML	(0.500)	12/24/2025	TBD(2)	EUR	3,041	Lanxess AG 0.625% due 12/01/2029			(3,585)	3,573	3,573
RDR	3.400	12/12/2025	01/30/2026		$1,688	General Motors Co. 6.800% due 10/01/2027			(1,693)	1,688	1,691
FICC STR	3.820	12/31/2025	01/02/2026		5,900	U.S. Treasury Notes 3.875% due 09/30/2032			(6,018)	5,900	5,901

Total Repurchase Agreements									$(86,791)	$85,302	$85,322

REVERSE REPURCHASE AGREEMENTS:
Counterparty					Borrowing Rate(3)	Settlement Date	Maturity Date		Amount Borrowed(3)		Payable for Reverse Repurchase Agreements

BRC					1.650%	09/17/2025	TBD(4)		EUR	(476)	$(562)
JML					1.750	12/17/2025	TBD(4)		(585)		(688)

Total Reverse Repurchase Agreements											$(1,250)

SHORT SALES:
Description						Coupon	Maturity Date		Principal Amount	Proceeds	Payable for Short Sales

Corporate Bonds & Notes (1.9)%
Industrials (1.9)%
General Motors Co.						6.800%	10/01/2027		$1,600	$(1,677)	$(1,694)
Lanxess AG						0.625	12/01/2029	EUR	3,400	(3,521)	(3,586)
Meritage Homes Corp.						3.875	04/15/2029		$2,200	(2,089)	(2,180)
Meritage Homes Corp.						5.650	03/15/2035		2,000	(1,999)	(2,078)

Total Short Sales (1.9)%										$(9,286)	$(9,538)

(i)									Securities with an aggregate market value of $0 and cash of $0 have been pledged as collateral under the terms of master agreements as of December 31, 2025.

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2025 (Unaudited)

(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(7,091) at a weighted average interest rate of 3.443%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Open maturity reverse repurchase agreement.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note February Futures	$111.500	01/23/2026	6	$6	$(1)	$(1)
Call - CBOE U.S. Treasury 10-Year Note February Futures	113.500	01/23/2026	6	6	(1)	0

Total Written Options	$(2)	$(1)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund March Futures	03/2026	21	$3,148	$(9)	$0	$(6)
Long Guilt March Futures	03/2026	39	4,803	(12)	8	(4)
U.S. Treasury 5-Year Note March Futures	03/2026	193	21,096	0	0	(23)
U.S. Treasury 10-Year Note March Futures	03/2026	2	225	0	0	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	342	40,356	(516)	0	(128)
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	109	12,537	1	0	(20)

$(536)	$8	$(181)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl March Futures	03/2026	132	$(18,019)	$80	$13	$0
Euro-Buxl 30-Year Bond March Futures	03/2026	76	(9,835)	6	30	0
U.S. Treasury 2-Year Note March Futures	03/2026	145	(30,274)	(17)	10	0

$69	$53	$0

Total Futures Contracts	$(467)	$61	$(181)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Air France-KLM	(5.000)%	Quarterly	12/20/2029	1.287%	EUR	1,700	$(210)	$(71)	$(281)	$0	$0
Bath & Body Works, Inc.	(1.000)	Quarterly	12/20/2030	2.072	$5,300	277	(30)	247	0	0
Beazer Homes USA, Inc.	(5.000)	Quarterly	12/20/2029	2.995	3,900	(364)	83	(281)	0	0
Beazer Homes USA, Inc.	(5.000)	Quarterly	12/20/2030	3.725	4,800	(235)	(27)	(262)	0	0
Caesars Entertainment, Inc.	(5.000)	Quarterly	12/20/2030	2.766	7,000	(641)	(39)	(680)	0	0
CCO Holdings LLC	(5.000)	Quarterly	12/20/2030	2.703	7,700	(732)	(38)	(770)	0	0
Jaguar Land Rover Automotive	(5.000)	Quarterly	12/20/2029	1.975	EUR	2,600	(322)	(23)	(345)	0	0
Lanxess	(1.000)	Quarterly	12/20/2030	1.736	1,300	60	(9)	51	0	0

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Lennar Corp.	(5.000)	Quarterly	12/20/2029	0.655		$2,000	(375)	51	(324)	0	0
Macy's Retail Holdings LLC	(1.000)	Quarterly	06/20/2030	1.548		2,300	279	(229)	50	0	0
Navient Corp.	(5.000)	Quarterly	12/20/2030	2.827		7,000	(625)	(33)	(658)	0	0
Newell Brands, Inc.	(1.000)	Quarterly	12/20/2030	4.217		5,900	791	(23)	768	0	0
Olin Corp.	(1.000)	Quarterly	12/20/2030	1.920		5,300	221	(9)	212	0	0
Target Corp.	(1.000)	Quarterly	06/20/2030	0.402		4,300	(88)	(20)	(108)	0	0
Whirlpool Corp.	(1.000)	Quarterly	12/20/2029	2.084		6,000	31	200	231	0	0
Whirlpool Corp.	(1.000)	Quarterly	06/20/2030	2.352		2,200	116	1	117	0	0
WPP Finance SA	(1.000)	Quarterly	12/20/2030	1.151	EUR	1,900	14	1	15	0	0

							$(1,803)	$(215)	$(2,018)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2027	0.352%		$100	$(1)	$2	$1	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.414		400	(2)	8	6	0	0
Carnival Corp.	1.000	Quarterly	12/20/2030	1.039		6,000	(11)	2	(9)	3	0
Deutsche Bank	1.000	Quarterly	12/20/2030	0.722	EUR	800	11	2	13	0	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2026	0.252		$800	5	(2)	3	0	0
Goldman Sachs Group, Inc.	1.000	Quarterly	12/20/2030	0.552		1,600	34	(1)	33	0	0
Lloyds Banking Group PLC	1.000	Quarterly	12/20/2030	0.993	EUR	8,500	(9)	16	7	3	0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.226		$400	2	0	2	0	0
Stellantis NV	5.000	Quarterly	12/20/2030	1.395	EUR	4,700	913	9	922	3	0
T-Mobile USA, Inc.	5.000	Quarterly	06/20/2028	0.255		$100	17	(6)	11	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.425		200	(1)	4	3	0	0
ZF Europe Finance BV	5.000	Quarterly	12/20/2030	3.346	EUR	800	50	18	68	4	0

							$1,008	$52	$1,060	$13	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)
										Variation Margin
Index/Tranches		Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-45 10-Year Index		(1.000)%	Quarterly	12/20/2035		$94,100	$(732)	$(86)	$(818)	$0	$0
iTraxx Crossover 44 5-Year Index		(5.000)	Quarterly	12/20/2030	EUR	89,400	(11,452)	(338)	(11,790)	0	0

							$(12,184)	$(424)	$(12,608)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-44 5-Year Index		5.000%	Quarterly	06/20/2030		$600	$39	$10	$49	$0	$0
CDX.HY-45 5-Year Index		5.000	Quarterly	12/20/2030		161,100	12,047	475	12,522	0	(67)
CDX.IG-44 5-Year Index		1.000	Quarterly	06/20/2030		38,400	824	49	873	1	0
CDX.IG-45 5-Year Index		1.000	Quarterly	12/20/2030		435,100	9,778	207	9,985	6	0

							$22,688	$741	$23,429	$7	$(67)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	8,700	$(42)	$90	$48	$10	$0

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		400	(12)	13	1	1	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		8,660	(77)	(22)	(99)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/17/2027		$188,900	392	244	636	0	(106)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		54,500	816	(1,353)	(537)	62	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		500	(1)	(5)	(6)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		5,300	76	(9)	67	8	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		121,700	1,935	(313)	1,622	0	(197)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		6,162	(6)	(55)	(61)	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.901	Annual	02/15/2035		400	0	(4)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		300	(1)	(2)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		300	(1)	(2)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		300	(1)	(2)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		50,500	3,352	(973)	2,379	113	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		400	(1)	(5)	(6)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		600	(2)	(5)	(7)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		250	(1)	(1)	(2)	1	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.640	Annual	08/15/2035		1,100	2	9	11	2	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.700	Annual	08/15/2035		1,100	(1)	7	6	2	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035		1,871	5	3	8	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035		300	(1)	7	6	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.281	Annual	02/15/2040		13,700	1,305	(75)	1,230	37	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2045		2,200	57	68	125	6	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.975	Annual	11/15/2053		5,700	119	81	200	19	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.085	Annual	11/15/2053		16,140	28	249	277	56	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		36,100	1,776	778	2,554	118	0
Pay	1-Year BRL-CDI	12.030	Maturity	01/04/2027	BRL	23,400	0	(115)	(115)	0	0
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027		37,400	0	(32)	(32)	0	(6)
Pay	1-Year BRL-CDI	13.300	Maturity	01/02/2029		14,700	0	8	8	0	0
Pay	1-Year BRL-CDI	13.359	Maturity	01/02/2029		18,200	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	13.402	Maturity	01/02/2029		24,300	0	0	0	0	0
Receive	3-Month PLN-WIBOR	5.155	Annual	10/25/2034	PLN	12,700	(228)	(54)	(282)	0	(12)
Receive	3-Month ZAR-JIBAR	8.160	Quarterly	03/31/2032	ZAR	83,300	(266)	(75)	(341)	0	(8)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2030	AUD	14,300	117	(162)	(45)	0	(7)
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	12/17/2035		5,600	(62)	(174)	(236)	0	(7)
Receive	6-Month CLP-CHILIBOR	5.660	Semi-Annual	04/01/2033	CLP	3,655,800	(152)	(32)	(184)	0	(1)
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036	EUR	47,900	(67)	(946)	(1,013)	0	(66)
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2053		10	1	6	7	0	0
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		23,040	167	1,207	1,374	77	0
Receive	28-Day MXN-TIIE	8.267	Lunar	02/28/2030	MXN	125,500	(144)	(23)	(167)	0	(7)

							$9,082	$(1,670)	$7,412	$535	$(417)

Total Swap Agreements							$18,791	$(1,516)	$17,275	$555	$(484)

(k)

Securities with an aggregate market value of $18,570 and cash of $15,413 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2025 (Unaudited)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)						This instrument has a forward starting effective date.
(l)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	01/2026	COP	1,299,016		$341	$0	$0
	01/2026	EUR	3,090		3,626	0	(7)
	01/2026	INR	913		10	0	0
	01/2026		$4,448	AUD	6,887	149	0
	01/2026		2,224	EUR	1,884	0	(9)
	01/2026		66	TWD	2,070	0	0
	01/2026		251	ZAR	4,176	1	0
	02/2026	COP	416,182		$109	1	0
	02/2026	ILS	1,019		320	0	0
	03/2026	COP	2,210,278		575	5	0
	03/2026	PEN	3,380		1,003	0	0
BPS	01/2026	AUD	191		126	0	(2)
	01/2026	BRL	41,494		7,541	0	(31)
	01/2026	CHF	119		151	1	0
	01/2026	CNH	25		4	0	0
	01/2026	GBP	240		325	1	0
	01/2026	JPY	22,900		148	2	0
	01/2026		$7,640	BRL	41,494	0	(68)
	01/2026		866	CNH	6,045	1	0
	01/2026		5,989	EUR	5,099	6	0
	01/2026		140	INR	12,648	0	0
	01/2026		556	PLN	2,003	2	0
	01/2026		1,677	TWD	52,814	4	0
	01/2026		533	ZAR	8,880	3	0
	01/2026	ZAR	3,535		$211	0	(2)
	02/2026		$316	INR	28,500	0	0
	02/2026		1,035	TRY	46,250	14	0
	02/2026		795	TWD	24,946	0	(2)
BRC	01/2026	ILS	452		$141	0	(1)
	01/2026		$2,294	EUR	1,977	30	0
	01/2026	ZAR	11,837		$683	0	(30)
	02/2026	ILS	446		138	0	(2)
	02/2026		$646	TRY	29,230	19	0
	03/2026		515		23,533	10	0
BSH	01/2026	JPY	240,193		$1,543	9	0
	01/2026	PEN	904		253	0	(16)
	02/2026	COP	1,043,120		272	1	0
	02/2026	PEN	1,425		408	0	(16)
CBK	01/2026	AUD	156		104	0	0
	01/2026	CLP	3,877,860		4,200	0	(106)
	01/2026	COP	7,042,714		1,856	10	(2)
	01/2026	EUR	11,100		12,959	2	(93)
	01/2026	NZD	4,613		2,681	24	0
	01/2026	SGD	9,855		7,645	0	(27)
	01/2026		$2,579	CAD	3,558	15	0
	01/2026		869	CNH	6,065	1	0
	01/2026		355	COP	1,339,258	0	(1)
	01/2026		3,367	PLN	12,138	14	0
	01/2026		76	TWD	2,395	0	0
	01/2026	ZAR	87,640		$5,177	0	(108)
	02/2026	COP	1,353,640		355	4	0
	02/2026	ILS	801		252	0	0
	02/2026	KRW	838,016		581	0	0
	02/2026	PEN	2,300		626	0	(58)
	02/2026		$19	TWD	607	0	0
	03/2026	COP	2,746,476		$722	10	0
	03/2026	PEN	4,072		1,164	0	(45)
	04/2026	COP	957,972		251	5	0
CIB	01/2026		$204	KRW	301,035	5	0
DUB	01/2026	ILS	746		$232	0	(2)
	01/2026		$428	ILS	1,366	1	0
	01/2026		210	ZAR	3,528	3	0
	01/2026	ZAR	11,237		$645	0	(33)

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2025 (Unaudited)

02/2026	ILS	1,365	428	0	(1)
02/2026	$26	TWD	820	0	0
FAR	01/2026	GBP	38,360	$50,375	0	(1,332)
01/2026	PEN	1,295	380	0	(5)
01/2026	$227	ILS	727	2	0
01/2026	269	PEN	905	0	0
01/2026	4,066	ZAR	68,224	48	0
01/2026	ZAR	14,628	$851	0	(31)
02/2026	ILS	726	227	0	(1)
06/2026	PEN	910	269	0	0
GLM	01/2026	BRL	38,398	6,854	0	(153)
01/2026	CHF	9	11	0	0
01/2026	CNH	32,218	4,578	0	(45)
01/2026	COP	61,309	16	0	0
01/2026	TWD	178,759	5,730	34	0
01/2026	$6,978	BRL	38,398	29	0
01/2026	1,150	TRY	51,568	49	0
01/2026	ZAR	10,877	$631	0	(25)
02/2026	$268	BRL	1,482	0	0
03/2026	BRL	68	$12	0	0
03/2026	COP	110,844	29	0	0
03/2026	$2,265	BRL	12,552	0	(5)
04/2026	6,854	39,246	161	0
04/2026	4,262	MXN	77,661	7	0
JPM	01/2026	BRL	7,166	$1,332	24	0
01/2026	CAD	7,025	5,113	0	(8)
01/2026	ILS	6,676	2,085	0	(11)
01/2026	NZD	431	250	2	0
01/2026	$1,302	BRL	7,166	5	0
01/2026	782	CNH	5,495	6	0
01/2026	625	KRW	896,190	0	(3)
01/2026	ZAR	3,987	$232	0	(8)
02/2026	KRW	895,014	625	4	0
03/2026	COP	525,640	136	0	0
MBC	01/2026	AUD	6,941	4,628	0	(4)
01/2026	CAD	3,582	2,545	0	(66)
01/2026	CHF	698	880	0	(2)
01/2026	EUR	434	504	0	(7)
01/2026	GBP	8,577	11,453	0	(108)
01/2026	JPY	135,753	874	7	0
01/2026	NZD	570	329	1	0
01/2026	$6,418	EUR	5,464	6	0
01/2026	6,866	GBP	5,147	72	0
01/2026	909	JPY	141,300	0	(6)
01/2026	101	TWD	3,193	1	0
03/2026	158	CLP	144,915	3	0
MYI	01/2026	MXN	130,509	$7,209	0	(22)
02/2026	ILS	1,643	510	0	(6)
04/2026	$3,272	MXN	59,606	5	0
NGF	02/2026	764	TRY	34,883	19	0
SCX	01/2026	CNH	25	$3	0	0
01/2026	EUR	3,418	3,975	0	(43)
01/2026	INR	4,550	50	0	(1)
01/2026	JPY	205,023	1,319	9	0
01/2026	$7,120	INR	643,946	37	0
SOG	01/2026	EUR	40,233	$46,580	0	(722)
01/2026	JPY	697,007	4,457	4	0
01/2026	KRW	1,196,725	816	0	(14)
03/2026	PEN	3	1	0	0
UAG	01/2026	BRL	3,924	713	0	(3)
01/2026	EUR	1,436	1,679	0	(9)
01/2026	PLN	13,277	3,673	0	(25)
01/2026	$720	BRL	3,924	0	(4)
01/2026	451	PLN	1,618	0	0
01/2026	ZAR	20,664	$1,188	0	(58)

Total Forward Foreign Currency Contracts	$888	$(3,389)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC USD versus KRW	KRW	1,415.000	02/19/2026	863	$6	$5
Put - OTC USD versus KRW	1,410.000	02/27/2026	3,386	24	19
Put - OTC USD versus KRW	1,413.000	02/27/2026	1,651	11	10
BPS	Put - OTC USD versus KRW	1,412.000	02/24/2026	54	0	0
BRC	Put - OTC USD versus KRW	1,412.000	02/24/2026	568	4	3

Total Purchased Options	$45	$37

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2025 (Unaudited)

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC USD versus KRW	KRW	1,375.000	02/19/2026	863	$(2)	$(1)
Put - OTC USD versus KRW	1,375.000	02/27/2026	5,037	(14)	(9)
BPS	Put - OTC USD versus KRW	1,372.000	02/24/2026	54	0	0
BRC	Put - OTC USD versus KRW	1,372.000	02/24/2026	568	(1)	(1)

$(17)	$(11)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.551%	01/05/2026	700	$(2)	$0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.831	01/05/2026	700	(2)	(1)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.548	01/02/2026	600	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.848	01/02/2026	600	(1)	0
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.498	01/05/2026	900	(2)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.798	01/05/2026	900	(2)	(1)

$(10)	$(2)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2056	$97.375	01/07/2026	$1,900	$(5)	$0

Total Written Options	$(32)	$(13)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

DUB	Petroleos Mexicanos «	4.750%	Monthly	07/06/2026%	$247	$0	$2	$2	$0
GST	Morgan Stanley	1.000	Quarterly	12/20/2030	0.538	1,700	31	6	37	0
Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.706	1,900	(16)	10	0	(6)

$15	$18	$39	$(6)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	860	$195	$8	$203	$0
BPS	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	6,900	1,587	39	1,626	0
CBK	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	100	23	0	23	0
JPM	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	300	69	2	71	0

$1,874	$49	$1,923	$0

Total Swap Agreements	$1,889	$67	$1,962	$(6)

(m)

Securities with an aggregate market value of $2,494 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	December 31, 2025 (Unaudited)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Loan Participations and Assignments	$0	$18,766	$1,349	$20,115
Corporate Bonds & Notes
Banking & Finance	0	80,495	294	80,789
Industrials	0	159,716	0	159,716
Utilities	0	14,091	0	14,091
Convertible Bonds & Notes
Banking & Finance	0	1	0	1
Industrials	0	2,466	0	2,466
U.S. Government Agencies	0	78,111	227	78,338
U.S. Treasury Obligations	0	21,709	0	21,709
Non-Agency Mortgage-Backed Securities	0	9,973	0	9,973
Asset-Backed Securities
CMBS Other	0	211	0	211
Home Equity Other	0	10,787	0	10,787
Whole Loan Collateral	0	1,626	0	1,626
Sovereign Issues	0	83,204	0	83,204
Common Stocks
Communication Services	0	0	14	14
Real Estate	0	8	0	8
Short-Term Instruments
Commercial Paper	0	2,596	0	2,596
Mutual Funds	0	1,136	0	1,136
Repurchase Agreements	0	85,302	0	85,302

	$0	$570,198	$1,884	$572,082
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$30,386	$0	$0	$30,386

Total Investments	$30,386	$570,198	$1,884	$602,468

Short Sales, at Value - Liabilities
Corporate Bonds & Notes	$0	$(9,538)	$0	$(9,538)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	51	565	0	616
Over the counter	0	2,885	2	2,887

	$51	$3,450	$2	$3,503
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(10)	(656)	0	(666)
Over the counter	0	(3,408)	0	(3,408)

	$(10)	$(4,064)	$0	$(4,074)

Total Financial Derivative Instruments	$41	$(614)	$2	$(571)

Totals	$30,427	$560,046	$1,886	$592,359

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

Schedule of Investments PIMCO Diversified Income Fund	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 108.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 5.8%
Alfa-Bank CJSC 6.330% - 8.066% due 10/21/2026 «~(k)		$647	$647
Aligned Data Centers International LP 7.223% due 12/18/2029 «~		7,500	7,554
Altice France SA 10.860% (TSFR3M + 6.875%) due 05/31/2031 ~		4,476	4,481
Amentum Government Services Holdings LLC 5.716% - 9.340% (TSFR1M + 2.000%) due 09/29/2031 ~		2,313	2,322
Bank of Industry Ltd. 3.754% - 9.719% (EUR003M + 1.700%) due 08/23/2027 ~	EUR	6,300	7,383
BCPE Empire Holdings, Inc. 6.966% - 7.384% (TSFR1M + 3.250%) due 12/11/2030 ~		$1,936	1,919
Castlelake LP 2.950% due 05/12/2031 «~		5,099	4,873
Clover Holdings 2 LLC
TBD% - 10.448% due 12/10/2029 ~µ		1,374	1,362
7.522% (TSFR1M + 3.750%) due 12/09/2031 ~		10,348	10,369
Coreweave Compute Acquisition Co. IV LLC 9.672% (TSFR3M + 6.000%) due 05/16/2029 «~		1,127	1,165
Cotiviti Corp. 6.623% - 7.716% (TSFR1M + 2.750%) due 05/01/2031 ~		7,240	6,974
Databricks, Inc.
TBD% due 01/03/2031 ~µ		1,069	1,088
TBD% due 01/05/2032 µ		3,469	3,478
TBD% (TSFR1M + 4.500%) due 01/03/2031 ~		4,831	4,915
Envalior Finance GmbH 9.340% (TSFR3M + 5.500%) due 04/01/2030 ~		973	909
Finastra USA, Inc. 7.723% (TSFR3M + 4.000%) due 09/15/2032 ~		4,500	4,414
Fortress Intermediate 3, Inc. 6.784% - 7.566% (TSFR1M + 3.000%) due 06/27/2031 ~		3,564	3,572
GFL Environmental, Inc. 6.273% - 8.172% (TSFR3M + 2.500%) due 03/03/2032 ~		1,621	1,630
Global Medical Response, Inc. 7.384% (TSFR3M + 3.500%) due 10/01/2032 ~		1,000	1,007
ION Platform Finance U.S., Inc. 7.422% (TSFR3M + 3.750%) due 10/07/2032 ~		3,000	2,824
IRB Holding Corp. 6.216% - 8.272% (TSFR1M + 2.500%) due 12/16/2030 ~		2,635	2,644
Ivanti Software, Inc.
TBD% (TSFR3M + 5.750%) due 06/01/2029 ~µ		174	180
TBD% (TSFR3M + 4.750%) due 06/01/2029 ~		1,295	1,083
Kaseya, Inc. 6.716% - 7.672% (TSFR1M + 3.000%) due 03/20/2032 ~		2,090	2,094
LifePoint Health, Inc. 7.335% (TSFR1M + 3.500%) due 05/19/2031 ~		1,153	1,156
Medline Borrower LP 5.466% - 9.485% (TSFR1M + 1.750%) due 10/23/2030 ~		1,754	1,763
Mercury Aggregator LP (19.000% PIK) 19.000% due 04/03/2026 «~(c)		64	3
Newfold Digital Holdings Grp Inc.
7.384% (TSFR1M + 3.500%) due 04/30/2029 ~		4,476	3,619
9.488% (TSFR3M + 5.750%) due 04/30/2029 ~		292	276
Nouryon Finance BV 5.515% - 9.360% (EUR003M + 3.500%) due 04/03/2028 ~	EUR	555	658
OCS Group Holdings Ltd. 9.719% due 11/28/2031 ~	GBP	5,100	6,890
Olympus Water U.S. Holding Corp. 6.672% - 7.690% (TSFR3M + 3.000%) due 06/20/2031 ~		$2,054	2,039
Panama Government International Bonds 3.837% - 9.716% (EUR006M + 1.750%) due 03/05/2027 «~	EUR	4,200	4,946
Pantheon Senior Debt Secondaries III 6.026% - 8.831% due 03/26/2026 «~(k)		$1,000	1,000
Polaris Newco LLC 7.852% (TSFR3M + 3.750%) due 06/02/2028 ~		2,238	2,164
Project Alpha Investindustrial 4.150% - 9.695% (EUR003M + 2.100%) due 02/27/2026 «~(k)	EUR	567	666
Project Flash TBD% - 9.966% (TSFR1M + 2.250%) due 04/30/2030 «~µ		$6,000	6,000
Project Hudson II 7.730% due 05/29/2026 «~		1,700	1,715
Qnity Electronics, Inc. 5.804% - 9.234% (TSFR6M + 2.000%) due 11/01/2032 ~		1,500	1,509

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2025 (Unaudited)

QualityTech LP 7.284% (TSFR1M + 3.500%) due 10/30/2031 ~		3,176	3,186
QuidelOrtho Corp. 7.716% (TSFR1M + 4.000%) due 08/20/2032 ~		3,292	3,294
Rockpoint Gas Storage Partners LP
6.172% (TSFR3M + 2.500%) due 09/18/2031 ~		2,817	2,835
SOCAR Turkey Enerji AS 5.535% - 9.360% (EUR006M + 3.450%) due 08/11/2026 «~	EUR	4,000	4,713
Spirit Airlines, Inc.
TBD% due 07/14/2026		$95	95
TBD% - 19.000% due 12/09/2034 ~		486	420
TBD% (TSFR1M + 8.000%) due 07/14/2026 ~		45	45
TBD% - 19.000% (TSFR1M + 8.000%) due 12/09/2034 ~		183	183
Standard Industries, Inc. 5.484% - 9.485% (TSFR1M + 1.750%) due 09/22/2028 ~		831	835
Stepstone Group MidCo 2 GmbH 6.599% - 7.723% (EUR006M + 4.500%) due 04/26/2032 ~	EUR	3,700	4,120
Stonepeak Nile Parent LLC 6.162% - 8.445% (TSFR3M + 2.250%) due 04/09/2032 ~		$2,000	2,003
Subcalidora 2 7.769% (EUR003M + 5.750%) due 08/14/2029 «~	EUR	4,000	4,724
TransDigm, Inc. 6.216% - 8.272% (TSFR1M + 2.500%) due 08/19/2032 ~		$2,195	2,206
Transnet SOC Ltd. 11.125% due 03/02/2028 «~	ZAR	97,857	5,926
Turkiye Government International Bonds 8.315% (EUR006M + 6.210%) due 04/27/2031 «~	EUR	4,600	6,034
U.S. Renal Care, Inc.
TBD% - 9.868% due 09/25/2030 «~µ		$1,488	1,473
8.831% (TSFR1M + 5.000%) due 06/28/2028 ~		1,777	1,678
TBD% - 9.868% (TSFR3M + 6.000%) due 09/25/2030 «~		11,900	11,662
VEON Amsterdam BV 8.206% (TSFR3M + 4.250%) due 03/25/2027 «~		2,100	2,100
Virgin Media Bristol LLC 7.115% - 7.221% (TSFR1M + 3.250%) due 01/31/2029 ~		5,630	5,648
White Cap Buyer LLC 6.966% - 7.384% (TSFR1M + 3.250%) due 10/19/2029 ~		1,946	1,956
X Corp.
9.500% due 10/26/2029 ~		2,500	2,496
10.448% (TSFR3M + 6.500%) due 10/26/2029 ~		4,751	4,678

Total Loan Participations and Assignments (Cost $181,876)			185,601

CORPORATE BONDS & NOTES 42.2%
BANKING & FINANCE 12.9%
123 Lights Re Ltd. 14.580% (FHMMUSTF + 11.000%) due 09/14/2031 ~		250	258
Abu Dhabi Developmental Holding Co. PJSC 5.500% due 05/08/2034		3,300	3,492
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.650% due 07/21/2027		3,230	3,211
Aircastle Ltd./Aircastle Ireland DAC 5.000% due 09/15/2030		2,000	2,022
Alamo Re Ltd. 15.460% (FHMMUSTF + 11.880%) due 06/08/2026 ~		700	731
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.500% due 10/01/2031		2,900	2,993
Ally Financial, Inc. 8.000% due 11/01/2031		9,366	10,642
American Assets Trust LP 3.375% due 02/01/2031		810	739
American Homes 4 Rent LP
2.375% due 07/15/2031		100	89
3.375% due 07/15/2051		100	68
4.900% due 02/15/2029		1,910	1,944
American Tower Corp.
2.100% due 06/15/2030		1,200	1,090
3.800% due 08/15/2029		1,950	1,921
AmWINS Group, Inc. 4.875% due 06/30/2029		1,100	1,083
Antares Holdings LP 2.750% due 01/15/2027		1,050	1,027
ARES Strategic Income Fund 6.200% due 03/21/2032		2,400	2,463
Armor RE II Ltd. 13.810% (BRMMUSDF + 10.200%) due 05/07/2031 ~		700	753
Arthur J Gallagher & Co. 5.150% due 02/15/2035		1,500	1,517
Assured Guaranty U.S. Holdings, Inc. 3.150% due 06/15/2031		1,250	1,181
Avilease Capital Ltd. 4.750% due 11/12/2030		2,800	2,780
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		1,576	1,529

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2025 (Unaudited)

4.950% due 10/15/2032		4,100	4,064
Banca Monte dei Paschi di Siena SpA
7.708% due 01/18/2028 •	EUR	2,400	3,063
10.500% due 07/23/2029		2,400	3,450
Banco Santander SA 5.565% due 01/17/2030		$3,400	3,543
Bank of America Corp.
2.687% due 04/22/2032 •		3,000	2,754
2.884% due 10/22/2030 •		2,290	2,180
3.705% due 04/24/2028 •		3,700	3,685
5.288% due 04/25/2034 •		1,250	1,287
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 5.250% due 09/10/2029		1,000	1,026
Blue Owl Finance LLC 6.250% due 04/18/2034		1,300	1,341
BNP Paribas SA 7.000% due 08/16/2028 •(h)(i)		2,000	2,056
Boost Newco Borrower LLC 7.500% due 01/15/2031		1,500	1,595
BPCE SA
6.714% due 10/19/2029 •		2,500	2,653
7.003% due 10/19/2034 •		2,500	2,785
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC 5.750% due 05/15/2026		1,037	1,032
Burford Capital Global Finance LLC 7.500% due 07/15/2033		3,300	3,153
CaixaBank SA 6.840% due 09/13/2034 •		2,500	2,790
Capital One NA 4.650% due 09/13/2028		1,100	1,116
CI Financial Corp. 7.500% due 05/30/2029		2,800	2,980
CIMA Finance DAC 2.950% due 09/05/2029		1,900	1,793
Citadel Finance LLC 5.900% due 02/10/2030		2,200	2,247
Citadel LP 6.375% due 01/23/2032		2,700	2,867
Commerzbank AG 8.625% due 02/28/2033 •	GBP	1,100	1,588
CoStar Group, Inc. 2.800% due 07/15/2030		$1,020	935
Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	3,800	1,198
10.100% due 12/15/2043		31,400	10,160
Credit Opportunities Partners LLC 6.520% due 03/20/2028 «(k)		$2,700	2,733
Credit Suisse AG AT1 Claim		12,750	3,763
Crown Castle, Inc. 2.250% due 01/15/2031		2,050	1,833
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026		7,625	7,611
Deloitte LLP
5.250% due 01/30/2030 «(k)		2,000	2,041
5.410% due 01/30/2032 «(k)		2,000	2,045
5.590% due 01/30/2035 «(k)		2,000	2,037
5.690% due 01/30/2037 «(k)		500	507
Deutsche Bank AG
3.729% due 01/14/2032 •		3,000	2,837
5.882% due 07/08/2031 •		2,275	2,364
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		2,800	2,520
Encore Capital Group, Inc.
8.500% due 05/15/2030		1,900	2,045
9.250% due 04/01/2029		3,000	3,165
Equinix Europe 2 Financing Corp. LLC 4.600% due 11/15/2030		6,600	6,621
Erste Group Bank AG 7.000% due 04/15/2031 •(h)(i)	EUR	2,400	3,043
Essex Portfolio LP
1.650% due 01/15/2031		$700	612
2.650% due 03/15/2032		690	616
2.650% due 09/01/2050		300	182
Extra Space Storage LP 4.000% due 06/15/2029		150	149
Ford Motor Credit Co. LLC
2.900% due 02/16/2028		1,600	1,541
3.815% due 11/02/2027		800	788
4.542% due 08/01/2026		600	599
5.875% due 11/07/2029		5,000	5,135
7.350% due 11/04/2027		300	313
Freedom Mortgage Corp. 6.625% due 01/15/2027		2,500	2,518
Freedom Mortgage Holdings LLC
8.375% due 04/01/2032		1,600	1,686

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2025 (Unaudited)

9.250% due 02/01/2029		3,400	3,568
FS KKR Capital Corp.
3.125% due 10/12/2028		2,000	1,846
6.125% due 01/15/2031		3,600	3,515
FTAI Aviation Investors LLC
5.500% due 05/01/2028		6,750	6,771
7.000% due 05/01/2031		6,400	6,744
Gaci First Investment Co. 5.125% due 02/14/2053		2,700	2,408
GLP Capital LP/GLP Financing II, Inc.
4.000% due 01/15/2030		100	98
5.750% due 06/01/2028		890	916
5.750% due 11/01/2037		6,000	5,989
Goldman Sachs Group, Inc.
5.016% due 10/23/2035 •		3,800	3,822
5.330% due 07/23/2035 •		4,050	4,163
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		1,450	1,436
HA Sustainable Infrastructure Capital, Inc. 6.375% due 07/01/2034		1,400	1,427
Handshake Re Ltd. 4.160% (JMMMUSTF + 4.500%) due 01/08/2030 ~		250	250
Hanover Insurance Group, Inc. 2.500% due 09/01/2030		820	747
Hardwood Funding LLC
4.840% due 06/07/2028 «(k)		2,400	2,426
4.980% due 06/07/2030 «(k)		1,500	1,525
HAT Holdings I LLC/HAT Holdings II LLC
3.375% due 06/15/2026		422	419
3.750% due 09/15/2030		2,520	2,336
Highwoods Realty LP 3.050% due 02/15/2030		100	93
HPS Corporate Lending Fund 5.950% due 04/14/2032		1,700	1,725
ICBC Standard Bank PLC 20.000% due 12/13/2029 «	UZS	37,313,000	3,104
ING Groep NV 5.750% due 11/16/2026 •(h)(i)		$2,800	2,815
Intesa Sanpaolo SpA 6.625% due 06/20/2033		3,300	3,638
ION Platform Finance U.S., Inc. 7.875% due 09/30/2032		2,200	2,090
ION Platform Finance U.S., Inc./ION Platform Finance SARL 8.750% due 05/01/2029		3,500	3,549
Itau Unibanco Holding SA 6.000% due 02/27/2030		6,000	6,229
JAB Holdings BV 2.200% due 11/23/2030		335	299
Jane Street Group/JSG Finance, Inc.
6.125% due 11/01/2032		2,500	2,546
6.750% due 05/01/2033		3,100	3,238
7.125% due 04/30/2031		5,300	5,572
JPMorgan Chase & Co.
3.509% due 01/23/2029 •		8,000	7,929
5.294% due 07/22/2035 •		3,900	4,025
KAF Kaerntner Ausgleichszahlungs-Fonds 0.000% due 04/03/2049 «	EUR	23,238	1,980
Kilroy Realty LP 5.875% due 10/15/2035		$2,108	2,119
Kona Spc Ltd. 5.718% due 09/15/2026 «•	EUR	1,200	1,415
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.250% due 02/01/2027		$1,130	1,123
Lazard Group LLC 6.000% due 03/15/2031		1,975	2,094
Lehman Brothers Holdings, Inc. 0.000% due 05/27/2049 ^(d)		100	0
Lima Metro Line 2 Finance Ltd. 5.875% due 07/05/2034		76	79
Midcap Financial Issuer Trust 6.500% due 05/01/2028		850	849
Mitsubishi UFJ Financial Group, Inc. 2.048% due 07/17/2030		2,000	1,818
Mizuho Financial Group, Inc.
2.201% due 07/10/2031 •		2,500	2,278
2.869% due 09/13/2030 •		1,000	951
Morgan Stanley
5.173% due 01/16/2030 •		5,000	5,136
5.320% due 07/19/2035 •		5,300	5,458
National Health Investors, Inc. 5.350% due 02/01/2033		3,100	3,097
NatWest Group PLC
4.600% due 06/28/2031 •(h)(i)		1,700	1,582
5.125% due 05/12/2027 •(h)(i)	GBP	1,700	2,279
New Immo Holding SA
3.250% due 07/23/2027	EUR	2,400	2,822

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2025 (Unaudited)

4.875% due 12/08/2028		2,500	2,984
Newmark Group, Inc. 7.500% due 01/12/2029		$1,500	1,611
Nissan Motor Acceptance Co. LLC 5.625% due 09/29/2028		4,400	4,415
Nomura Holdings, Inc. 2.679% due 07/16/2030		2,300	2,129
Nordea Bank Abp 6.625% due 03/26/2026 •(h)(i)		1,500	1,518
OneMain Finance Corp.
4.000% due 09/15/2030		550	518
5.375% due 11/15/2029		3,149	3,153
6.125% due 05/15/2030		1,700	1,737
6.625% due 01/15/2028		2,720	2,801
6.625% due 05/15/2029		3,800	3,941
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. 6.375% due 02/01/2027		1,000	1,004
Palm RE Ltd. 13.330% (BNMMDTSC + 9.700%) due 06/09/2031 ~		250	265
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (g)		7,600	5,869
Panther Escrow Issuer LLC 7.125% due 06/01/2031		4,600	4,770
PennyMac Financial Services, Inc.
4.250% due 02/15/2029		1,850	1,817
5.750% due 09/15/2031		2,375	2,395
PRIO Luxembourg Holding SARL 6.750% due 10/15/2030		3,200	3,117
Purple Re Ltd. 12.786% (JMMMUSTF + 9.126%) due 06/06/2031 ~		700	737
Rayonier LP 2.750% due 05/17/2031		300	271
Rexford Industrial Realty LP 2.125% due 12/01/2030		1,860	1,666
RHP Hotel Properties LP/RHP Finance Corp. 4.500% due 02/15/2029		1,275	1,263
RLJ Lodging Trust LP 3.750% due 07/01/2026		975	973
Rocket Cos., Inc.
6.125% due 08/01/2030		1,900	1,965
7.125% due 02/01/2032		1,850	1,947
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. 4.000% due 10/15/2033		2,425	2,255
Sabine Re Ltd. 12.150% (BNMMDTSC + 8.520%) due 04/07/2031 ~		400	418
Samhallsbyggnadsbolaget I Norden Holding AB 2.375% due 08/04/2026	EUR	1,100	1,278
Sammons Financial Group, Inc.
3.350% due 04/16/2031		$1,025	951
6.875% due 04/15/2034		3,000	3,292
Santander Holdings USA, Inc. 5.741% due 03/20/2031 •		2,900	3,005
Santander U.K. Group Holdings PLC 3.823% due 11/03/2028 •		2,400	2,385
SBA Communications Corp. 3.875% due 02/15/2027		1,000	993
Starwood Property Trust, Inc.
5.250% due 10/15/2028		2,300	2,325
5.750% due 01/15/2031		3,000	3,036
Sunrise FinCo I BV 4.875% due 07/15/2031		950	906
Synchrony Financial 2.875% due 10/28/2031		1,700	1,528
Tesco Property Finance 2 PLC 6.052% due 10/13/2039	GBP	6,189	8,642
Tesco Property Finance 4 PLC 5.801% due 10/13/2040		183	249
Tesco Property Finance 6 PLC 5.411% due 07/13/2044		85	112
Trust 2401
6.390% due 01/15/2050		$1,392	1,342
7.375% due 02/13/2034		1,424	1,581
Trust Fibra Uno
6.390% due 01/15/2050		708	671
7.375% due 02/13/2034		576	631
UBS Group AG
2.095% due 02/11/2032 •		700	621
3.091% due 05/14/2032 •		1,525	1,417
4.194% due 04/01/2031 •		2,500	2,477
5.428% due 02/08/2030 •		2,000	2,069
5.617% due 09/13/2030 •		1,600	1,672
VB DPR Finance Co. 6.833% due 03/15/2035 «(k)		4,300	4,619
VICI Properties LP/VICI Note Co., Inc.
3.875% due 02/15/2029		3,550	3,486
4.125% due 08/15/2030		625	606

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2025 (Unaudited)

4.250% due 12/01/2026		2,030	2,030
5.750% due 02/01/2027		1,030	1,042
Wells Fargo & Co.
2.393% due 06/02/2028 •		2,900	2,834
5.211% due 12/03/2035 •		5,000	5,110
Weyerhaeuser Co.
6.950% due 10/01/2027		460	483
7.375% due 03/15/2032		508	579

			418,027

INDUSTRIALS 24.8%
1011778 BC ULC/New Red Finance, Inc.
4.000% due 10/15/2030		3,400	3,242
4.375% due 01/15/2028		4,660	4,647
1261229 BC Ltd. 10.000% due 04/15/2032		1,350	1,405
Advance Auto Parts, Inc. 7.000% due 08/01/2030		3,500	3,532
AEP Transmission Co. LLC 5.150% due 04/01/2034		1,000	1,022
Air Canada Pass-Through Trust
3.600% due 09/15/2028		395	390
5.250% due 10/01/2030		604	618
Aker BP ASA 4.000% due 01/15/2031		1,300	1,257
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		961	967
Albion Financing 1 SARL/Aggreko Holdings, Inc. 7.000% due 05/21/2030		3,400	3,562
Allegion U.S. Holding Co., Inc. 3.550% due 10/01/2027		600	595
ALROSA Finance SA 3.100% due 06/25/2027 ^«(d)		5,500	330
Altice France Lux 3/Altice Holdings 1 10.000% due 01/15/2033		580	533
Altice France SA
5.625% due 07/15/2032	EUR	616	691
6.875% due 07/15/2032		$2,022	1,940
9.500% due 11/01/2029		808	835
American Airlines Pass-Through Trust
2.875% due 01/11/2036		3,315	3,036
3.000% due 04/15/2030		100	97
3.150% due 08/15/2033		249	236
3.200% due 12/15/2029		1,286	1,259
3.350% due 04/15/2031		1,188	1,155
3.375% due 11/01/2028		1,138	1,124
3.575% due 07/15/2029		741	733
3.600% due 03/22/2029		550	545
3.600% due 04/15/2031		107	102
3.650% due 08/15/2030		355	349
3.700% due 04/01/2028		220	219
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.500% due 04/20/2026		629	630
American Axle & Manufacturing, Inc. 6.375% due 10/15/2032		2,500	2,547
American Builders & Contractors Supply Co., Inc. 3.875% due 11/15/2029		1,000	965
ams-OSRAM AG 12.250% due 03/30/2029		3,600	3,842
AngloGold Ashanti Holdings PLC 3.750% due 10/01/2030		400	384
Antofagasta PLC 2.375% due 10/14/2030		800	726
Apache Corp. 4.875% due 11/15/2027		870	858
Ashtead Capital, Inc. 4.000% due 05/01/2028		700	693
ATS Corp. 4.125% due 12/15/2028		650	637
Avantor Funding, Inc.
3.875% due 11/01/2029		1,825	1,753
4.625% due 07/15/2028		2,545	2,533
Axalta Coating Systems LLC 3.375% due 02/15/2029		1,250	1,207
Axon Enterprise, Inc. 6.250% due 03/15/2033		2,000	2,089
Bausch & Lomb Corp. 8.375% due 10/01/2028		1,000	1,045
Bayer U.S. Finance II LLC 4.375% due 12/15/2028		2,300	2,303
Bayer U.S. Finance LLC 6.375% due 11/21/2030		575	615
Beignet Investor LLC 6.581% due 05/30/2049		14,390	15,216

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2025 (Unaudited)

Block Communications, Inc. 4.875% due 03/01/2028		1,600	1,496
Block, Inc.
2.750% due 06/01/2026		1,325	1,318
3.500% due 06/01/2031		1,400	1,317
5.625% due 08/15/2030		5,400	5,513
Boeing Co.
3.250% due 02/01/2028		2,390	2,351
5.040% due 05/01/2027		600	606
5.150% due 05/01/2030		2,835	2,914
5.805% due 05/01/2050		1,850	1,822
5.930% due 05/01/2060		2,570	2,523
6.388% due 05/01/2031		1,400	1,520
Booz Allen Hamilton, Inc. 3.875% due 09/01/2028		870	854
Boyne USA, Inc. 4.750% due 05/15/2029		1,000	987
Brightstar Lottery PLC/Brightstar Global Solutions Corp. 5.750% due 01/15/2033		2,100	2,086
British Airways Pass-Through Trust 2.900% due 09/15/2036		1,018	933
Broadcom, Inc.
2.600% due 02/15/2033		1,000	882
3.137% due 11/15/2035		906	781
3.187% due 11/15/2036		1,640	1,391
3.419% due 04/15/2033		2,380	2,204
3.469% due 04/15/2034		5,234	4,774
4.300% due 11/15/2032		1,590	1,569
Builders FirstSource, Inc.
4.250% due 02/01/2032		3,200	3,050
6.750% due 05/15/2035		2,000	2,094
Burberry Group PLC 5.750% due 06/20/2030	GBP	3,000	4,139
BWX Technologies, Inc. 4.125% due 06/30/2028		$1,770	1,750
Cablevision Lightpath LLC 3.875% due 09/15/2027		325	318
Cameron LNG LLC
3.302% due 01/15/2035		300	263
3.402% due 01/15/2038		400	348
Canadian Natural Resources Ltd. 5.400% due 12/15/2034		1,100	1,120
Carnival Corp.
4.000% due 08/01/2028		6,550	6,457
5.125% due 05/01/2029		4,000	4,046
Carpenter Technology Corp. 5.625% due 03/01/2034		1,500	1,525
Carvana Co. 9.000% due 06/01/2030		3,000	3,148
CCO Holdings LLC/CCO Holdings Capital Corp.
4.500% due 05/01/2032		1,800	1,617
5.125% due 05/01/2027		3,000	2,998
5.375% due 06/01/2029		1,000	989
CDW LLC/CDW Finance Corp. 3.569% due 12/01/2031		3,500	3,262
Cencora, Inc. 3.625% due 05/22/2032	EUR	1,850	2,192
Centene Corp.
2.500% due 03/01/2031		$3,000	2,592
4.250% due 12/15/2027		2,200	2,188
4.625% due 12/15/2029		1,900	1,844
Cerdia Finanz GmbH 9.375% due 10/03/2031		1,500	1,558
CF Industries, Inc. 5.150% due 03/15/2034		2,825	2,839
Charles River Laboratories International, Inc. 4.250% due 05/01/2028		420	417
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500% due 06/01/2041		2,200	1,567
3.750% due 02/15/2028		1,300	1,282
3.850% due 04/01/2061		5,425	3,238
3.900% due 06/01/2052		1,875	1,212
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		1,410	1,378
Cheplapharm Arzneimittel GmbH 4.375% due 01/15/2028	EUR	2,000	2,342
Chobani LLC/Chobani Finance Corp., Inc. 4.625% due 11/15/2028		$1,900	1,907
Choice Hotels International, Inc. 3.700% due 12/01/2029		1,850	1,801
Chord Energy Corp.
6.000% due 10/01/2030		1,900	1,931
6.750% due 03/15/2033		3,200	3,311
CHS/Community Health Systems, Inc.
5.250% due 05/15/2030		1,750	1,647
6.000% due 01/15/2029		1,000	1,004

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2025 (Unaudited)

9.750% due 01/15/2034		1,892	1,990
Cirsa Finance International SARL
4.875% due 10/15/2031	EUR	1,100	1,329
5.100% (EUR003M + 3.000%) due 10/15/2032 ~		1,800	2,136
Civitas Resources, Inc. 9.625% due 06/15/2033		$1,700	1,837
Clarivate Science Holdings Corp. 3.875% due 07/01/2028		1,725	1,676
Cloud Software Group, Inc. 6.625% due 08/15/2033		3,400	3,372
Clydesdale Acquisition Holdings, Inc. 6.750% due 04/15/2032		3,900	4,013
CMA CGM SA 5.000% due 01/15/2031	EUR	1,400	1,648
Cogent Communications Group LLC/Cogent Finance, Inc. 6.500% due 07/01/2032		$2,700	2,528
CommonSpirit Health 4.975% due 09/01/2035		2,500	2,472
Continental Wind LLC 6.000% due 02/28/2033		127	130
CoreWeave, Inc. 9.000% due 02/01/2031		3,500	3,212
Coty, Inc. 3.875% due 04/15/2026	EUR	277	326
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.500% due 06/15/2031		$1,200	1,188
CVS Pass-Through Trust
5.773% due 01/10/2033		186	190
5.926% due 01/10/2034		21	21
6.036% due 12/10/2028		33	33
6.943% due 01/10/2030		3,788	3,932
7.507% due 01/10/2032		3,219	3,417
8.353% due 07/10/2031		693	755
Dcli Bidco LLC 7.750% due 11/15/2029		1,950	2,006
DCP Midstream Operating LP 3.250% due 02/15/2032		2,350	2,162
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.750% due 10/20/2028		2,705	2,722
Diamondback Energy, Inc. 5.550% due 04/01/2035		1,000	1,028
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.875% due 08/15/2027		1,189	1,197
DT Midstream, Inc. 4.125% due 06/15/2029		1,480	1,461
EchoStar Corp. 10.750% due 11/30/2029		1,525	1,688
Ecopetrol SA
4.625% due 11/02/2031		300	269
7.375% due 09/18/2043		2,130	1,954
Efesto Bidco SpA Efesto U.S. LLC 7.500% due 02/15/2032		3,200	3,240
Elanco Animal Health, Inc. 6.650% due 08/28/2028		1,260	1,320
Empresa de los Ferrocarriles del Estado 3.068% due 08/18/2050		1,700	1,095
Empresa de Transporte de Pasajeros Metro SA 3.650% due 05/07/2030		1,000	971
Energy Transfer LP
3.750% due 05/15/2030		780	759
5.250% due 04/15/2029		200	206
6.000% due 02/01/2029		1,125	1,137
6.125% due 12/15/2045		2,080	2,044
6.500% due 02/01/2042		800	845
Eni SpA
5.500% due 05/15/2034		3,425	3,531
5.750% due 05/19/2035		900	943
EQT Corp. 6.500% due 07/01/2027		1,930	1,968
Esab Corp. 6.250% due 04/15/2029		2,000	2,059
Expand Energy Corp.
4.750% due 02/01/2032		6,800	6,710
5.375% due 02/01/2029		660	660
Fair Isaac Corp. 4.000% due 06/15/2028		2,095	2,074
Ferguson Finance PLC 3.250% due 06/02/2030		600	574
First Student Bidco, Inc./First Transit Parent, Inc. 4.000% due 07/31/2029		2,675	2,609
Flex Intermediate Holdco LLC 3.363% due 06/30/2031		2,000	1,843
Flora Food Management BV 6.875% due 07/02/2029	EUR	3,200	3,743
Flutter Treasury DAC
5.875% due 06/04/2031		$2,000	2,029

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2025 (Unaudited)

6.375% due 04/29/2029		4,000	4,142
Fresenius Medical Care U.S. Finance III, Inc. 2.375% due 02/16/2031		2,940	2,613
Frontier Communications Holdings LLC 5.875% due 10/15/2027		2,750	2,767
Gartner, Inc.
3.750% due 10/01/2030		2,825	2,680
4.950% due 03/20/2031		2,100	2,114
Gazprom PJSC Via Gaz Capital SA 8.625% due 04/28/2034		5,500	4,538
GC Treasury Center Co. Ltd. 6.500% due 09/10/2030 •(h)		2,400	2,432
Global Medical Response, Inc. 7.375% due 10/01/2032		1,800	1,874
Goat Holdco LLC 6.750% due 02/01/2032		2,125	2,184
goeasy Ltd.
7.375% due 10/01/2030		2,000	1,926
9.250% due 12/01/2028		2,000	2,058
Gray Media, Inc. 9.625% due 07/15/2032		3,000	3,116
Greensaif Pipelines Bidco SARL 6.129% due 02/23/2038		3,700	3,935
Guara Norte SARL 5.198% due 06/15/2034		2,210	2,159
Harbour Energy PLC 6.327% due 04/01/2035		800	811
HCA, Inc.
3.500% due 09/01/2030		1,230	1,183
4.625% due 03/15/2052		1,300	1,062
4.900% due 11/15/2035		2,100	2,072
5.625% due 09/01/2028		1,324	1,365
5.750% due 03/01/2035		2,500	2,625
5.875% due 02/01/2029		1,600	1,668
HealthEquity, Inc. 4.500% due 10/01/2029		2,000	1,967
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		6,375	5,923
3.750% due 05/01/2029		5,000	4,874
4.000% due 05/01/2031		1,375	1,317
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 4.875% due 07/01/2031		1,100	1,028
Howard Midstream Energy Partners LLC
6.625% due 01/15/2034		1,700	1,747
7.375% due 07/15/2032		2,225	2,349
Imola Merger Corp. 4.750% due 05/15/2029		4,325	4,272
Ingevity Corp. 3.875% due 11/01/2028		1,600	1,565
International Distribution Services PLC 7.375% due 09/14/2030	GBP	1,000	1,451
Intralot Capital Luxembourg SA 6.750% due 10/15/2031	EUR	3,000	3,517
IQVIA, Inc.
5.700% due 05/15/2028		$1,000	1,035
6.250% due 06/01/2032		3,200	3,348
JetBlue Airways Corp./JetBlue Loyalty LP 9.875% due 09/20/2031		1,200	1,210
JetBlue Pass-Through Trust 4.000% due 05/15/2034		1,478	1,410
John Lewis PLC 4.250% due 12/18/2034	GBP	975	1,119
Kallpa Generacion SA 5.875% due 01/30/2032		$1,400	1,460
KazMunayGas National Co. JSC
5.375% due 04/24/2030		1,600	1,636
5.750% due 04/19/2047		1,579	1,496
Kinder Morgan, Inc. 7.750% due 01/15/2032		5,975	6,941
Kraft Heinz Foods Co. 4.375% due 06/01/2046		1,000	827
Kraken Oil & Gas Partners LLC 7.625% due 08/15/2029		3,650	3,618
Las Vegas Sands Corp. 3.900% due 08/08/2029		1,630	1,592
Level 3 Financing, Inc. 7.000% due 03/31/2034		2,500	2,578
Leviathan Bond Ltd. 6.500% due 06/30/2027		1,470	1,482
LifePoint Health, Inc. 8.375% due 02/15/2032		1,400	1,521
Lithia Motors, Inc. 5.500% due 10/01/2030		2,500	2,519
Live Nation Entertainment, Inc.
3.750% due 01/15/2028		2,000	1,971
4.750% due 10/15/2027		480	481

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2025 (Unaudited)

Marriott International, Inc. 3.500% due 10/15/2032		2,210	2,065
Mars, Inc. 5.000% due 03/01/2032		2,000	2,062
Medline Borrower LP/Medline Co-Issuer, Inc. 6.250% due 04/01/2029		4,000	4,140
MGM China Holdings Ltd. 4.750% due 02/01/2027		3,900	3,886
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.875% due 05/01/2029		1,400	1,378
Mitchells & Butlers Finance PLC 6.469% due 09/15/2032	GBP	1,700	2,313
MPH Acquisition Holdings LLC 5.750% due 12/31/2030		$404	355
MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK) 11.500% due 12/31/2030 (c)		216	229
National Football League
5.480% due 10/05/2028 «(k)		6,600	6,752
5.580% due 10/05/2033 «(k)		5,000	5,105
National Fuel Gas Co. 2.950% due 03/01/2031		1,150	1,051
National Mentor Holdings, Inc. 10.500% due 12/15/2030		3,500	3,522
NCL Corp. Ltd. 5.875% due 01/15/2031		1,600	1,595
New Albertsons LP 6.570% due 02/23/2028		800	811
Newell Brands, Inc. 8.500% due 06/01/2028		2,400	2,520
Newfold Digital Holdings Group, Inc. 11.750% due 04/30/2029		1,014	709
Nissan Motor Co. Ltd. 4.345% due 09/17/2027		3,500	3,455
Noble Finance II LLC 8.000% due 04/15/2030		5,200	5,406
Novelis Corp. 3.875% due 08/15/2031		700	639
NPC Ukrenergo 6.875% due 11/09/2028		600	516
NTT Finance Corp. 5.171% due 07/16/2032		3,100	3,182
NuStar Logistics LP 6.375% due 10/01/2030		1,310	1,380
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.150% due 05/01/2027		200	198
3.875% due 06/18/2026		1,400	1,399
Occidental Petroleum Corp.
6.450% due 09/15/2036		250	267
6.625% due 09/01/2030		1,990	2,144
8.875% due 07/15/2030		1,040	1,206
OCP SA 6.700% due 03/01/2036		3,000	3,221
Olympus Water U.S. Holding Corp.
3.875% due 10/01/2028	EUR	1,750	2,037
4.250% due 10/01/2028		$1,700	1,651
ON Semiconductor Corp. 3.875% due 09/01/2028		1,820	1,787
Open Text Holdings, Inc. 4.125% due 02/15/2030		600	574
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125% due 04/30/2028		5,000	4,893
ORLEN SA 6.000% due 01/30/2035		1,800	1,900
Permian Resources Operating LLC 6.250% due 02/01/2033		1,275	1,308
Pertamina Persero PT
4.150% due 02/25/2060		1,000	746
4.175% due 01/21/2050		1,500	1,166
4.700% due 07/30/2049		3,000	2,544
6.500% due 05/27/2041		3,000	3,228
6.500% due 11/07/2048		3,500	3,750
Petroleos de Venezuela SA 5.500% due 04/12/2037 ^(d)		27,535	6,443
Petroleos Mexicanos
6.350% due 02/12/2048		4,526	3,556
6.375% due 01/23/2045		8,510	6,881
6.750% due 09/21/2047		13,456	11,073
6.950% due 01/28/2060		4,262	3,473
7.690% due 01/23/2050		10,170	9,121
Picard Groupe SAS 6.375% due 07/01/2029	EUR	2,000	2,458
Pinnacle Bidco PLC 8.250% due 10/11/2028		3,000	3,698
Post Holdings, Inc.
4.625% due 04/15/2030		$2,510	2,446
6.500% due 03/15/2036		4,000	4,009

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2025 (Unaudited)

Prestige Brands, Inc. 5.125% due 01/15/2028		100	100
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.375% due 08/31/2027		2,400	2,356
5.750% due 04/15/2026		80	80
Primo Water Holdings, Inc./Triton Water Holdings, Inc. 6.250% due 04/01/2029		3,400	3,429
ProFrac Holdings II LLC 10.902% (TSFR3M + 7.250%) due 01/23/2029 ~		554	566
PTC, Inc. 4.000% due 02/15/2028		200	198
Qnity Electronics, Inc.
5.750% due 08/15/2032		900	921
6.250% due 08/15/2033		700	726
Quanta Services, Inc. 2.900% due 10/01/2030		975	913
Quikrete Holdings, Inc. 6.375% due 03/01/2032		5,300	5,520
QXO Building Products, Inc. 6.750% due 04/30/2032		3,000	3,136
Raven Acquisition Holdings LLC 6.875% due 11/15/2031		2,325	2,398
ReNew Pvt Ltd. 5.875% due 03/05/2027		478	475
Rockies Express Pipeline LLC 4.800% due 05/15/2030		2,480	2,449
Rolls-Royce PLC
4.625% due 02/16/2026	EUR	1,000	1,179
5.750% due 10/15/2027		$3,200	3,283
Royal Caribbean Cruises Ltd. 5.625% due 09/30/2031		2,000	2,045
Sands China Ltd.
2.850% due 03/08/2029		3,700	3,515
3.800% due 01/08/2026		1,000	1,000
Santos Finance Ltd. 3.649% due 04/29/2031		1,325	1,242
Sartorius Finance BV
4.500% due 09/14/2032	EUR	2,500	3,082
4.875% due 09/14/2035		5,200	6,468
Sasol Financing USA LLC
4.375% due 09/18/2026		$1,800	1,793
6.500% due 09/27/2028		4,350	4,289
Saudi Arabian Oil Co.
3.250% due 11/24/2050		550	368
3.500% due 11/24/2070		2,000	1,267
Seadrill Finance Ltd. 8.375% due 08/01/2030		3,350	3,486
Seagate Data Storage Technology Pte. Ltd. 9.625% due 12/01/2032		3,698	4,201
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.625% due 03/01/2029		250	241
Sirius XM Radio LLC 4.125% due 07/01/2030		2,500	2,379
Snap, Inc. 6.875% due 03/15/2034		5,300	5,461
Speedway Motorsports LLC/Speedway Funding II, Inc. 4.875% due 11/01/2027		950	949
Spirit Airlines Pass-Through Trust
3.650% due 08/15/2031		60	55
4.100% due 10/01/2029		278	267
Stagwell Global LLC 5.625% due 08/15/2029		1,225	1,195
Standard Industries, Inc.
3.375% due 01/15/2031		6,420	5,902
4.750% due 01/15/2028		1,200	1,198
Station Casinos LLC
4.500% due 02/15/2028		1,220	1,211
4.625% due 12/01/2031		2,000	1,898
Sunoco LP 5.625% due 03/15/2031		3,400	3,427
T-Mobile USA, Inc.
2.550% due 02/15/2031		1,165	1,065
2.625% due 02/15/2029		2,475	2,363
2.875% due 02/15/2031		3,210	2,981
3.875% due 04/15/2030		4,650	4,574
TeamSystem SpA 3.500% due 02/15/2028	EUR	400	471
TGS ASA 8.500% due 01/15/2030		$1,000	1,048
Thames Water Super Senior Issuer PLC 9.750% due 10/10/2027	GBP	538	836
TK Elevator Midco GmbH 4.375% due 07/15/2027	EUR	1,000	1,182
Topaz Solar Farms LLC 5.750% due 09/30/2039		$540	544

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2025 (Unaudited)

TopBuild Corp.
3.625% due 03/15/2029		1,500	1,454
4.125% due 02/15/2032		3,925	3,731
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC 9.500% due 05/15/2030		2,700	2,699
TransDigm, Inc.
6.250% due 01/31/2034		2,000	2,076
6.750% due 01/31/2034		4,250	4,430
Travel & Leisure Co. 4.625% due 03/01/2030		1,100	1,077
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		83	82
Twilio, Inc. 3.625% due 03/15/2029		1,800	1,742
U.S. Foods, Inc. 4.750% due 02/15/2029		600	598
U.S. Renal Care, Inc. 10.625% due 06/28/2028		779	668
UCB SA 4.250% due 03/20/2030	EUR	1,100	1,334
UKG, Inc. 6.875% due 02/01/2031		$4,000	4,115
United Airlines Pass-Through Trust
2.700% due 11/01/2033		219	202
2.900% due 11/01/2029		471	452
3.100% due 01/07/2030		159	155
3.500% due 09/01/2031		325	315
4.150% due 02/25/2033		952	937
5.800% due 07/15/2037		2,799	2,934
5.875% due 04/15/2029		1,792	1,839
United Airlines, Inc. 4.375% due 04/15/2026		2,980	2,978
Univision Communications, Inc.
4.500% due 05/01/2029		1,100	1,057
8.500% due 07/31/2031		4,000	4,182
Valaris Ltd. 8.375% due 04/30/2030		1,200	1,249
Var Energi ASA 5.875% due 05/22/2030		4,200	4,376
Vedanta Resources Finance II PLC 9.125% due 10/15/2032		2,600	2,623
Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		7,700	7,224
3.875% due 11/01/2033		4,300	3,690
Venture Global LNG, Inc.
7.000% due 01/15/2030		1,600	1,541
8.125% due 06/01/2028		3,000	3,040
8.375% due 06/01/2031		2,500	2,488
9.500% due 02/01/2029		8,300	8,608
Venture Global Plaquemines LNG LLC
6.125% due 12/15/2030		2,600	2,649
6.500% due 01/15/2034		7,350	7,532
Viking Ocean Cruises Ship VII Ltd. 5.625% due 02/15/2029		550	553
Virgin Media Secured Finance PLC
4.250% due 01/15/2030	GBP	5,200	6,458
5.250% due 05/15/2029		100	131
Virgin Media Vendor Financing Notes III DAC 4.875% due 07/15/2028		3,100	4,084
Vmed O2 U.K. Financing I PLC
4.250% due 01/31/2031		$6,250	5,705
7.750% due 04/15/2032		5,000	5,217
VOC Escrow Ltd. 5.000% due 02/15/2028		2,518	2,519
Volkswagen Group of America Finance LLC 5.050% due 03/27/2028		6,100	6,196
VZ Secured Financing BV 7.500% due 01/15/2033		10,500	10,648
Wabtec Transportation Netherlands BV 1.250% due 12/03/2027	EUR	400	459
Warnermedia Holdings, Inc.
4.279% due 03/15/2032		$2,950	2,593
5.050% due 03/15/2042		2,425	1,713
WBI Operating LLC
6.250% due 10/15/2030		2,000	2,013
6.500% due 10/15/2033		1,100	1,096
Weatherford International Ltd. 6.750% due 10/15/2033		3,700	3,791
Western Digital Corp. 4.750% due 02/15/2026		661	664
Windstream Services LLC/Windstream Escrow Finance Corp. 8.250% due 10/01/2031		2,300	2,417
Woodside Finance Ltd. 5.100% due 09/12/2034		4,500	4,448
WR Grace Holdings LLC 4.875% due 06/15/2027		1,196	1,194

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2025 (Unaudited)

Wyndham Hotels & Resorts, Inc. 4.375% due 08/15/2028		2,760	2,734
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.250% due 05/15/2027		3,800	3,817
Wynn Macau Ltd. 5.625% due 08/26/2028		4,425	4,427
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.125% due 10/01/2029		2,250	2,265
Yellowstone Energy LP 5.750% due 12/31/2026		469	464
Yinson Boronia Production BV 8.947% due 07/31/2042		5,371	5,864
Yum! Brands, Inc. 4.625% due 01/31/2032		2,125	2,085
Zayo Group Holdings, Inc. (5.750% Cash and 0.500% PIK) 6.250% due 03/09/2030 (c)		167	159
ZipRecruiter, Inc. 5.000% due 01/15/2030		1,000	786

			798,866

UTILITIES 4.5%
Alabama Power Co. 1.450% due 09/15/2030		1,570	1,395
Altice Holdings 1 SARL 0.010% due 12/31/2099 «	EUR	2	40
Ameren Illinois Co. 3.250% due 03/15/2050		$300	207
AT&T, Inc.
2.750% due 06/01/2031		1,000	919
3.550% due 09/15/2055		6,991	4,659
3.650% due 09/15/2059		5,552	3,664
Chile Electricity Lux MPC II SARL 5.672% due 10/20/2035		2,718	2,831
Clearway Energy Operating LLC 3.750% due 02/15/2031		2,665	2,499
Cleveland Electric Illuminating Co. 4.550% due 11/15/2030		2,500	2,491
Comision Ejecutiva Hidroelectrica del Rio Lempa 8.650% due 01/24/2033		2,800	3,007
ContourGlobal Power Holdings SA 6.750% due 02/28/2030		1,500	1,549
Dominion Energy, Inc. 5.000% due 06/15/2030		2,125	2,184
Duke Energy Corp. 3.750% due 04/01/2031	EUR	4,150	4,946
Edison International 5.750% due 06/15/2027		$1,300	1,324
Electricite de France SA
5.250% due 10/13/2055		300	266
6.000% due 04/22/2064		3,100	3,055
9.125% due 03/15/2033 •(h)		6,100	7,118
Enel Finance International NV
2.500% due 07/12/2031		1,700	1,530
6.000% due 10/07/2039		1,300	1,370
Entergy Texas, Inc. 1.750% due 03/15/2031		2,000	1,765
Eskom Holdings 6.350% due 08/10/2028		2,000	2,075
FirstEnergy Transmission LLC 2.866% due 09/15/2028		2,000	1,935
FORESEA Holding SA 7.500% due 06/15/2030		1,225	1,209
Gazprom PJSC via Gaz Finance PLC 2.950% due 01/27/2029		4,800	3,480
Genesis Energy LP/Genesis Energy Finance Corp. 8.250% due 01/15/2029		1,825	1,911
IPALCO Enterprises, Inc. 4.250% due 05/01/2030		300	294
Kentucky Utilities Co. 3.300% due 06/01/2050		100	69
Mid-Atlantic Interstate Transmission LLC 4.100% due 05/15/2028		650	651
National Grid PLC 0.750% due 09/01/2033	EUR	4,200	4,002
NextEra Energy Capital Holdings, Inc. 2.200% due 12/02/2026	AUD	6,900	4,514
NGPL PipeCo LLC
4.875% due 08/15/2027		$1,602	1,609
7.768% due 12/15/2037		1,139	1,326
Niagara Energy SAC 5.746% due 10/03/2034		1,600	1,633
NRG Energy, Inc. 5.407% due 10/15/2035		3,200	3,198
ONEOK, Inc.
5.050% due 11/01/2034		1,575	1,562

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2025 (Unaudited)

5.625% due 01/15/2028		750	766
Pacific Gas & Electric Co.
2.100% due 08/01/2027		300	291
2.500% due 02/01/2031		1,400	1,262
2.950% due 03/01/2026		400	399
3.150% due 01/01/2026		1,110	1,110
3.250% due 06/01/2031		350	326
3.300% due 03/15/2027		700	693
3.300% due 12/01/2027		3,000	2,956
3.500% due 08/01/2050		130	88
3.750% due 07/01/2028		2,050	2,026
3.750% due 08/15/2042		100	76
3.950% due 12/01/2047		1,000	747
4.200% due 03/01/2029		2,000	1,988
4.200% due 06/01/2041		500	417
4.250% due 03/15/2046		200	157
4.300% due 03/15/2045		600	478
4.450% due 04/15/2042		500	415
4.500% due 07/01/2040		1,400	1,221
4.600% due 06/15/2043		300	251
4.650% due 08/01/2028		800	806
4.950% due 07/01/2050		444	376
5.050% due 10/15/2032		5,200	5,231
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.000% due 06/30/2030		5,200	4,900
4.000% due 06/30/2050		5,400	4,011
4.375% due 02/05/2050		1,000	799
4.875% due 07/17/2049		3,200	2,749
6.150% due 05/21/2048		2,820	2,874
Rio Oil Finance Trust 8.200% due 04/06/2028		1,164	1,206
Sabesp Lux SARL 5.625% due 08/20/2030		2,800	2,813
San Diego Gas & Electric Co. 1.700% due 10/01/2030		1,900	1,697
Southern California Edison Co.
2.850% due 08/01/2029		100	95
3.650% due 02/01/2050		1,475	1,032
4.650% due 10/01/2043		800	682
4.875% due 03/01/2049		600	505
5.625% due 02/01/2036		1,000	1,012
6.650% due 04/01/2029		200	210
Southern California Gas Co. 2.550% due 02/01/2030		800	755
Southern Gas Corridor CJSC 6.875% due 03/24/2026		6,980	7,040
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.000% due 01/15/2032		775	740
Telecom Italia SpA 7.875% due 07/31/2028	EUR	2,650	3,478
Tierra Mojada Luxembourg II SARL 5.750% due 12/01/2040		$1,314	1,293
Verizon Communications, Inc.
4.750% due 01/15/2033		800	800
5.000% due 01/15/2036		2,800	2,777
Vodafone Group PLC 7.875% due 02/15/2030		30	34
VoltaGrid LLC 7.375% due 11/01/2030		1,800	1,784
Yinson Production Financial Services Pte. Ltd. 9.625% due 05/03/2029		2,200	2,307

			143,960

Total Corporate Bonds & Notes (Cost $1,378,955)			1,360,853

CONVERTIBLE BONDS & NOTES 0.1%
BANKING & FINANCE 0.1%
Nexi SpA 0.000% due 02/24/2028 (g)	EUR	2,900	3,149

Total Convertible Bonds & Notes (Cost $3,097)			3,149

U.S. GOVERNMENT AGENCIES 17.7%
Federal Home Loan Mortgage Corp. 4.000% due 06/01/2049		$272	262
Federal Home Loan Mortgage Corp. REMICS 4.598% due 09/15/2030 •		1	1
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
5.229% due 10/25/2044 - 02/25/2045 •		21	20
5.429% due 07/25/2044 •		30	29
6.500% due 07/25/2043		3	3
Federal National Mortgage Association
3.000% due 02/01/2047		484	438
3.500% due 11/01/2045 - 10/01/2048		4,901	4,605

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2025 (Unaudited)

4.000% due 07/01/2048 - 04/01/2049	776	749
5.000% due 11/01/2035	12	12
Federal National Mortgage Association REMICS
0.661% due 09/25/2040 •	238	7
1.811% due 09/25/2037 •(a)	286	26
6.850% due 12/18/2027	2	2
Federal National Mortgage Association REMICS Trust 6.500% due 06/25/2028	2	2
Government National Mortgage Association
4.750% due 11/20/2026 - 11/20/2027 •	1	1
6.112% due 09/16/2042 ~	63	63
Uniform Mortgage-Backed Security, TBA
2.000% due 01/01/2056	12,400	10,026
3.000% due 02/01/2056	67,400	59,578
4.000% due 02/01/2056	34,200	32,423
4.500% due 02/01/2056	98,900	96,471
5.000% due 02/01/2056	48,800	48,623
6.000% due 02/01/2056	121,860	125,065
6.500% due 02/01/2056 - 03/01/2056	185,430	192,846

Total U.S. Government Agencies (Cost $570,276)		571,252

U.S. TREASURY OBLIGATIONS 4.1%
U.S. Treasury Bonds
1.875% due 02/15/2041	57,400	40,122
2.875% due 05/15/2043 (o)	12,532	9,732
3.125% due 02/15/2043 (o)(q)	18,631	15,074
3.750% due 11/15/2043 (q)	1,500	1,315
3.875% due 02/15/2043	28,000	25,198
4.625% due 05/15/2044 (o)(q)	21,700	21,313
4.750% due 11/15/2043 (o)(q)	5,000	5,002
4.750% due 02/15/2045 (o)(q)	13,200	13,137
4.875% due 08/15/2045 (q)	538	544
U.S. Treasury Notes
4.250% due 08/15/2035 (q)	788	794

Total U.S. Treasury Obligations (Cost $159,688)		132,231

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.4%
Adjustable Rate Mortgage Trust 3.885% due 01/25/2036 ~	13	12
American Home Mortgage Assets Trust
4.036% due 05/25/2046 •	96	87
4.056% due 10/25/2046 •	364	182
4.729% due 02/25/2047 •	19,293	6,618
American Home Mortgage Investment Trust
5.880% due 12/25/2035 •	480	149
6.500% due 03/25/2047 þ	1,629	968
BAMLL Commercial Mortgage Securities Trust 2.847% due 04/20/2042	5,310	4,387
Banc of America Funding Trust
2.372% due 03/20/2036 ~	10	10
5.138% due 09/20/2035 ~	17	14
5.500% due 01/25/2036	10	10
6.000% due 07/25/2037	185	160
6.000% due 08/25/2037	52	42
Banc of America Mortgage Trust
4.832% due 02/25/2036 ~	5	5
4.951% due 11/20/2046 ~	336	299
5.316% due 06/25/2035 ~	32	29
6.000% due 10/25/2036	47	40
Bank5 5.270% due 12/15/2058	14,000	14,482
BBCMS Mortgage Trust 4.314% due 12/15/2051	600	597
Bear Stearns ALT-A Trust
4.039% due 03/25/2036 ~	114	93
4.084% due 08/25/2036 ~	231	153
4.139% due 11/25/2036 ~	92	39
4.186% due 08/25/2036 •	351	319
4.397% due 11/25/2036 ~	85	47
4.474% due 11/25/2036 ~	1,879	944
4.791% due 09/25/2035 ~	271	145
5.406% due 05/25/2035 ~	466	449
Bear Stearns ARM Trust
4.422% due 02/25/2036 ~	134	124
4.791% due 01/25/2035 ~	189	184
4.905% due 08/25/2035 ~	158	148
5.031% due 01/25/2035 ~	3	3
5.734% due 01/25/2034 ~	1	1
6.214% due 01/25/2034 ~	3	3
Benchmark Mortgage Trust
4.077% due 07/15/2051	3,914	3,892
5.738% due 12/15/2057	4,900	5,130
BMO Mortgage Trust 5.857% due 02/15/2057	6,000	6,271

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2025 (Unaudited)

Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~		5,297	4,799
3.250% due 09/25/2063 ~		5,053	4,567
Chase Mortgage Finance Trust
5.500% due 11/25/2035		213	150
5.500% due 07/25/2037		927	0
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.096% due 01/25/2036 •		40	39
CHL Mortgage Pass-Through Trust
4.306% due 05/25/2035 •		46	41
5.500% due 01/25/2035		136	139
5.500% due 09/25/2035		54	53
5.500% due 12/25/2035		158	83
6.000% due 05/25/2036		128	57
6.000% due 01/25/2037		2,703	1,235
6.741% due 02/25/2034 ~		17	17
6.804% due 07/20/2034 ~		60	60
CHL Reperforming Loan Trust REMICS 4.186% due 06/25/2035 •		23	22
Citigroup Commercial Mortgage Trust 3.209% due 05/10/2049		1,100	1,096
Citigroup Mortgage Loan Trust, Inc.
4.442% due 05/25/2035 ~		70	67
4.457% due 09/25/2037 ~		145	137
4.603% due 04/25/2037 ~		114	102
5.395% due 08/25/2035 ~		8	7
6.480% due 10/25/2035 •		50	51
6.490% due 05/25/2035 •		2	2
6.560% due 10/25/2035 •		66	64
6.625% due 09/25/2037 ~		13	13
6.746% due 03/25/2034 ~		5	5
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037		366	337
COMM Mortgage Trust 4.228% due 05/10/2051		1,000	986
Countrywide Alternative Loan Trust
4.043% due 12/20/2046 •		596	536
4.086% due 06/25/2036 •		1,235	1,193
4.206% due 04/25/2046 •		4,039	3,858
4.246% due 02/25/2036 •		3,018	2,634
4.268% due 07/20/2046 •		212	184
4.408% due 09/20/2046 •		370	336
4.508% due 11/20/2035 •		1,605	1,575
4.620% due 10/25/2035 ~		6	5
4.735% due 02/25/2037 ~		323	290
5.029% due 12/25/2035 •		122	107
5.500% due 03/25/2035		2,787	2,482
5.500% due 11/25/2035		466	253
5.500% due 12/25/2035		306	181
5.500% due 01/25/2036		96	51
5.750% due 02/25/2035		248	164
5.750% due 03/25/2037 •		78	39
6.000% due 10/25/2036		2,853	1,307
6.000% due 02/25/2037		2,403	841
6.250% due 11/25/2036		598	437
6.250% due 12/25/2036 •		436	174
6.250% due 08/25/2037		2,670	1,183
Credit Suisse First Boston Mortgage Securities Corp.
5.642% due 06/25/2033 ~		33	32
6.000% due 01/25/2036		382	233
Cross Mortgage Trust 5.181% due 07/25/2070 ~		3,888	3,907
CSAB Mortgage-Backed Trust 6.672% due 06/25/2036 þ		193	43
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.346% due 02/25/2035 •		649	643
5.500% due 12/25/2035		148	127
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust 6.800% due 07/25/2036 þ		62	55
EMF-NL Prime BV 2.816% due 04/17/2041 •	EUR	80	93
Eurosail PLC 2.519% due 09/10/2044 •		3,565	4,152
Eurosail-U.K. PLC
4.601% due 09/13/2045 •	GBP	2,056	2,759
4.851% due 06/13/2045 •		1,078	1,454
First Horizon Asset Securities, Inc. 5.194% due 02/25/2036 ~		$14	14
First Horizon Mortgage Pass-Through Trust 5.750% due 05/25/2037		389	114
GMACM Mortgage Loan Trust
3.724% due 11/19/2035 ~		16	14
3.757% due 04/19/2036 ~		26	22
GreenPoint Mortgage Funding Trust 4.386% due 11/25/2045 •		17	16

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2025 (Unaudited)

GreenPoint Mortgage Pass-Through Certificates 7.033% due 10/25/2033 ~		23	22
GS Mortgage-Backed Securities Trust 5.648% due 06/25/2065 þ		11,609	11,737
GSR Mortgage Loan Trust
4.242% due 05/25/2035 ~		106	79
4.426% due 08/25/2046 •		10,636	2,293
4.521% due 01/25/2036 ~		25	24
4.879% due 06/25/2034 ~		7	7
4.970% due 11/25/2035 ~		66	64
4.974% due 11/25/2035 ~		54	23
6.000% due 02/25/2036		959	386
6.000% due 03/25/2037		157	77
6.000% due 05/25/2037		38	28
6.919% due 05/25/2034 ~		28	28
HarborView Mortgage Loan Trust
4.226% due 09/19/2037 •		221	195
4.226% due 01/19/2038 •		305	273
4.256% due 12/19/2036 •		1,852	1,512
4.311% due 06/19/2036 ~		105	53
HomeBanc Mortgage Trust 4.366% due 01/25/2036 •		38	37
IndyMac INDX Mortgage Loan Trust
3.311% due 07/25/2037 ~		87	56
3.804% due 08/25/2036 ~		43	27
4.068% due 06/25/2036 ~		153	136
4.326% due 07/25/2035 •		19	17
4.386% due 06/25/2037 •		54	67
JP Morgan Alternative Loan Trust 4.126% due 03/25/2037 •		337	293
JP Morgan Mortgage Trust
4.051% due 07/27/2037 ~		371	349
5.021% due 06/25/2036 ~		31	21
5.021% due 06/25/2037 ~		544	415
5.099% due 08/25/2035 ~		87	77
5.124% due 11/25/2054 •		2,383	2,380
5.386% due 07/25/2035 ~		7	7
5.569% due 04/25/2035 ~		90	89
5.750% due 01/25/2036		187	82
5.994% due 04/25/2036 ~		89	81
Lehman XS Trust 4.206% due 07/25/2037 •		233	220
MASTR Adjustable Rate Mortgages Trust
3.373% due 11/25/2033 ~		9	8
4.326% due 05/25/2037 •		79	32
4.526% due 05/25/2047 •		862	729
MASTR Alternative Loan Trust 4.246% due 03/25/2036 •		498	42
Merrill Lynch Alternative Note Asset Trust
4.166% due 01/25/2037 •		5,428	1,643
4.576% due 06/25/2037 ~		73	32
Merrill Lynch Mortgage Investors Trust
4.266% due 02/25/2036 •		258	256
4.272% due 05/25/2034 ~		71	64
5.286% due 11/25/2035 •		26	25
MFA Trust
1.381% due 04/25/2065 ~		899	883
6.775% due 10/25/2058 þ		2,091	2,114
Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~		1,486	1,462
3.250% due 05/25/2062 ~		82	81
Morgan Stanley Mortgage Loan Trust
3.240% due 11/25/2037 ~		515	357
6.000% due 10/25/2037		3,863	2,044
MortgageIT Securities Corp. Mortgage Loan Trust 4.346% due 09/25/2037 •		2,786	2,133
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		2,055	1,995
Nomura Asset Acceptance Corp. Alternative Loan Trust 6.320% due 03/25/2047 þ		59	55
OBX Trust 6.844% due 04/25/2063 þ		1,621	1,636
Prime Mortgage Trust 4.346% due 02/25/2035 •		19	19
Project Cashmere 4.543% due 12/30/2057 «(b)	AUD	57,000	38,039
RALI Trust
4.046% due 05/25/2037 •		$183	169
4.226% due 07/25/2036 •		67	63
4.246% due 12/25/2046 •		106	96
4.306% due 05/25/2037 •		32	29
4.893% due 02/25/2035 ~		45	40
5.818% due 02/25/2036 ~		73	63
6.000% due 06/25/2036		41	34
6.000% due 05/25/2037		37	31
6.500% due 07/25/2036		151	126

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2025 (Unaudited)

RBSGC Structured Trust 5.500% due 11/25/2035 ~	776	648
RBSSP Resecuritization Trust 6.500% due 10/26/2036 ~	714	616
Residential Asset Securitization Trust
4.246% due 01/25/2046 •	717	196
6.000% due 02/25/2036	321	120
6.250% due 09/25/2037	1,863	672
RFMSI Trust
5.484% due 02/25/2036 ~	135	129
5.532% due 09/25/2035 ~	116	72
6.000% due 10/25/2036	166	136
Structured Adjustable Rate Mortgage Loan Trust
3.892% due 01/25/2035 ~	36	36
4.246% due 04/25/2047 •	205	172
4.252% due 09/25/2036 ~	566	380
4.446% due 10/25/2034 •	1,794	1,641
4.780% due 09/25/2035 ~	295	261
5.005% due 03/25/2036 ~	26	21
Structured Asset Mortgage Investments II Trust
4.286% due 05/25/2036 •	507	426
4.366% due 05/25/2046 •	28	17
Structured Asset Mortgage Investments Trust 4.506% due 09/19/2032 •	2	2
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 6.253% due 06/25/2033 ~	10	10
Tib Finance PLC 7.111% due 11/15/2034 «(k)	2,600	2,614
Towd Point Mortgage Trust
2.900% due 10/25/2059 ~	6,606	6,381
4.846% due 10/25/2048 •	3,666	3,675
4.846% due 05/25/2058 •	216	220
Verus Securitization Trust
5.999% due 02/25/2068 þ	1,388	1,386
6.665% due 09/25/2068 þ	3,936	3,971
7.070% due 10/25/2068 þ	4,577	4,638
Wachovia Mortgage Loan Trust LLC
3.915% due 08/20/2035 ~	43	40
6.708% due 10/20/2035 ~	5	5
WaMu Mortgage Pass-Through Certificates Trust
3.878% due 12/25/2046 •	95	85
4.140% due 12/25/2036 ~	138	125
4.171% due 02/27/2034 •	5	5
4.173% due 02/25/2037 ~	1,112	1,004
4.366% due 11/25/2045 •	334	317
4.386% due 12/25/2045 •	269	250
4.473% due 09/25/2036 ~	122	107
4.486% due 08/25/2045 •	158	159
4.729% due 02/25/2047 •	236	221
4.779% due 06/25/2047 •	22	21
4.909% due 10/25/2046 •	438	389
5.029% due 08/25/2046 •	611	568
5.077% due 07/25/2046 •	372	345
5.229% due 11/25/2042 •	1	0
5.429% due 06/25/2042 •	1	1
5.429% due 08/25/2042 •	1	1
5.450% due 09/25/2033 ~	853	840
5.529% due 10/25/2046 •	70	67
Washington Mutual Mortgage Pass-Through Certificates Trust
3.911% due 09/25/2036 þ	15,163	3,971
4.326% due 01/25/2047 •	280	256
4.869% due 05/25/2047 •	2	6
Wells Fargo Commercial Mortgage Trust 2.725% due 02/15/2053	900	844
Wells Fargo Mortgage-Backed Securities Trust
5.851% due 11/25/2037 ~	106	97
6.389% due 09/25/2033 ~	7	6
6.673% due 04/25/2036 ~	8	8

Total Non-Agency Mortgage-Backed Securities (Cost $223,857)		205,306

ASSET-BACKED SECURITIES 13.3%
AUTOMOBILE ABS OTHER 2.3%
CarMax Select Receivables Trust
4.350% due 07/15/2030	5,500	5,514
5.010% due 09/16/2030	4,800	4,863
CPS Auto Receivables Trust
4.710% due 12/17/2029	1,800	1,812
4.910% due 10/15/2031	7,200	7,255
Exeter Automobile Receivables Trust 5.160% due 07/15/2031	7,665	7,761
GLS Auto Receivables Issuer Trust
4.570% due 01/15/2030	11,700	11,751
5.490% due 07/17/2028	2,712	2,720

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2025 (Unaudited)

GLS Auto Select Receivables Trust 6.670% due 12/17/2029	1,600	1,647
Santander Drive Auto Receivables Trust
4.490% due 09/15/2031	8,000	8,067
4.680% due 09/15/2031	5,700	5,740
4.870% due 05/15/2031	1,000	1,011
5.060% due 05/15/2031	6,800	6,887
5.450% due 03/15/2030	2,405	2,435
6.400% due 03/17/2031	2,313	2,392
6.430% due 02/18/2031	5,400	5,601

		75,456

AUTOMOBILE SEQUENTIAL 2.4%
Ally Bank Auto Credit-Linked Notes 4.452% due 06/15/2033	7,639	7,680
CarMax Select Receivables Trust 4.770% due 09/17/2029	8,100	8,172
Consumer Portfolio Services Auto Trust 4.460% due 07/16/2029	9,823	9,835
Exeter Automobile Receivables Trust 4.390% due 09/17/2029	12,500	12,559
GLS Auto Receivables Issuer Trust 4.440% due 03/15/2029	8,300	8,335
Tesla Lease Electric Vehicle Securitization LLC 4.140% due 06/20/2028	4,300	4,310
Upgrade Auto Receivables Trust
4.540% due 05/15/2029	1,500	1,502
4.590% due 10/15/2031	2,200	2,187
4.600% due 01/15/2031	7,550	7,571
Westlake Automobile Receivables Trust
4.220% due 06/15/2029	8,400	8,432
4.310% due 04/17/2028	7,000	7,009

		77,592

CMBS OTHER 0.2%
Greystone CRE Notes LLC 5.231% due 01/15/2043 •	5,100	5,113
LoanCore Issuer Ltd. 5.493% due 01/17/2037 •	867	868

		5,981

HOME EQUITY OTHER 4.1%
Aames Mortgage Investment Trust 5.151% due 06/25/2035 •	5,270	4,772
ACE Securities Corp. Home Equity Loan Trust 4.446% due 02/25/2036 •	7	7
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.351% due 04/25/2034 •	618	610
4.521% due 01/25/2036 •	200	200
Argent Securities Trust 4.386% due 05/25/2036 •	536	129
Bear Stearns Asset-Backed Securities I Trust
4.896% due 08/25/2037 •	193	176
5.096% due 08/25/2037 •	34	34
5.646% due 07/25/2035 •	7,555	7,591
Bear Stearns Asset-Backed Securities Trust
4.896% due 01/25/2037 •	6,193	6,451
Carrington Mortgage Loan Trust
4.326% due 06/25/2036 •	1,512	1,466
4.641% due 09/25/2035 •	446	447
4.671% due 02/25/2035 •	947	951
Citigroup Mortgage Loan Trust, Inc. 4.346% due 08/25/2036 •	891	883
Countrywide Asset-Backed Certificates 4.546% due 11/25/2036 •	675	591
Countrywide Asset-Backed Certificates Trust
4.106% due 11/25/2037 •	3,022	2,873
4.124% due 02/25/2036 ~	7,250	6,897
4.136% due 11/25/2037 •	4,316	4,145
4.242% due 10/25/2046 ~	56	59
4.286% due 09/25/2037 •	46	49
4.306% due 05/25/2037 •	1,471	1,447
4.426% due 06/25/2037 •	2,181	2,147
5.006% due 10/25/2035 ~	570	569
5.456% due 07/25/2035 ~	31	31
Fieldstone Mortgage Investment Trust 4.389% due 11/25/2036 •	1,652	1,087
First NLC Trust
3.986% due 08/25/2037 •	124	63
4.126% due 08/25/2037 •	83	42
GSAA Home Equity Trust
4.186% due 09/25/2036 •	891	195

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2025 (Unaudited)

4.326% due 11/25/2036 •	10,518	3,321
4.446% due 03/25/2037 •	166	66
4.446% due 05/25/2047 •	92	57
GSAMP Trust 4.346% due 05/25/2046 •	2,033	1,974
Home Equity Asset Trust 4.406% due 08/25/2036 •	1,857	1,850
Home Equity Mortgage Loan Asset-Backed Trust
3.986% due 11/25/2036 •	3,869	3,648
4.036% due 04/25/2037 •	2,922	2,001
4.086% due 11/25/2036 •	1,600	1,349
4.506% due 03/25/2036 •	5,715	5,459
JP Morgan Mortgage Acquisition Corp.
4.356% due 02/25/2036 •	2,348	2,334
4.776% due 12/25/2035 •	1,067	1,056
JP Morgan Mortgage Acquisition Trust 4.146% due 07/25/2036 •	837	393
Long Beach Mortgage Loan Trust 4.596% due 02/25/2034 •	630	624
MASTR Asset-Backed Securities Trust
4.166% due 11/25/2036 •	17,021	10,107
4.671% due 10/25/2034 •	172	168
MASTR Specialized Loan Trust 4.971% due 11/25/2035 •	1,880	1,815
Merrill Lynch Mortgage Investors Trust
1.631% due 04/25/2047 •	891	343
4.366% due 03/25/2037 •	670	637
4.486% due 03/25/2037 •	350	332
Morgan Stanley ABS Capital I, Inc. Trust
3.936% due 01/25/2037 •	437	202
3.986% due 10/25/2036 •	1,616	713
4.046% due 09/25/2036 •	1,398	485
4.066% due 10/25/2036 •	979	432
4.641% due 03/25/2034 •	335	362
Morgan Stanley Home Equity Loan Trust 4.196% due 04/25/2037 •	137	71
Morgan Stanley Mortgage Loan Trust
6.000% due 04/25/2037 ~	10,459	3,512
6.226% due 10/25/2036 þ	173	46
Nationstar Home Equity Loan Trust 4.296% due 03/25/2037 •	3,000	2,774
New Century Home Equity Loan Trust 4.731% due 05/25/2034 •	2,754	2,881
Option One Mortgage Loan Trust
3.986% due 03/25/2037 •	180	167
4.286% due 01/25/2037 •	305	180
4.346% due 07/25/2036 •	1,203	723
Renaissance Home Equity Loan Trust
4.786% due 05/25/2034 •	1,050	952
5.612% due 04/25/2037 þ	927	232
Residential Asset Mortgage Products Trust 4.286% due 12/25/2036 •	247	246
Residential Asset Securities Corporation Trust 4.941% due 03/25/2035 •	1,026	1,032
Saxon Asset Securities Trust
4.146% due 05/25/2047 •	10,431	7,774
4.246% due 09/25/2047 •	4,446	4,202
Securitized Asset-Backed Receivables LLC Trust
3.966% due 12/25/2036 •	219	46
4.106% due 01/25/2037 •	4,726	4,550
4.806% due 10/25/2035 •	3,151	2,395
SG Mortgage Securities Trust 4.266% due 10/25/2036 •	2,000	1,603
Soundview Home Loan Trust
3.996% due 06/25/2037 •	2,134	1,441
4.366% due 02/25/2037 •	1,214	325
Structured Asset Investment Loan Trust
4.646% due 07/25/2034 •	2,993	3,090
4.746% due 04/25/2035 •	11,000	10,524
Structured Asset Securities Corp. Mortgage Loan Trust 3.373% due 11/25/2037 •	558	546

		132,952

HOME EQUITY SEQUENTIAL 0.1%
ABFC Trust
4.166% due 01/25/2037 •	457	258
4.286% due 01/25/2037 •	1,958	1,103
Morgan Stanley Mortgage Loan Trust 4.566% due 04/25/2037 •	195	52

		1,413

WHOLE LOAN COLLATERAL 0.4%
Bear Stearns Asset-Backed Securities Trust 4.646% due 09/25/2046 •	1,122	1,092

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2025 (Unaudited)

Citigroup Mortgage Loan Trust, Inc.
4.236% due 06/25/2037 •		207	207
7.250% due 05/25/2036 þ		122	60
First Franklin Mortgage Loan Trust
4.017% due 07/25/2034 •		13	13
4.326% due 10/25/2036 •		720	477
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 4.606% due 12/25/2035 •		277	275
Securitized Asset-Backed Receivables LLC Trust
4.266% due 11/25/2036 •		22,687	6,232
4.426% due 12/25/2035 •		181	179
Specialty Underwriting & Residential Finance Trust
4.386% due 04/25/2037 •		4,524	3,363
4.602% due 12/25/2036 •		140	137

			12,035

OTHER ABS 3.8%
AMMC CLO 27 Ltd. 4.964% due 01/20/2037 •		1,100	1,100
Anchorage Capital CLO 20 Ltd. 4.984% due 01/20/2035 •		1,000	1,000
Anchorage Credit Funding 1 Ltd. 3.900% due 07/28/2037		1,011	1,003
Anchorage Credit Funding 19 Ltd.
5.036% due 10/25/2040		1,800	1,800
5.336% due 10/25/2040		1,400	1,398
Anchorage Credit Funding 7 Ltd. 4.620% due 04/25/2037		716	716
Anchorage Credit Funding 8 Ltd. 4.430% due 07/25/2037		888	886
ARES LXII CLO Ltd.
4.928% due 01/25/2034 •		1,300	1,300
5.258% due 01/25/2034 •		3,100	3,111
BHG Securitization Trust 5.170% due 09/17/2036		7,500	7,586
Capital Street Master Trust 5.324% due 10/16/2028 •		2,400	2,401
CarVal CLO I Ltd. 5.124% due 07/16/2031 •		979	979
College Avenue Student Loans LLC
5.524% due 06/25/2054 •		3,227	3,250
6.500% due 06/25/2054		3,914	4,099
7.330% due 06/25/2054		1,961	2,054
7.580% due 06/25/2054		1,721	1,807
8.210% due 06/25/2054		444	470
10.120% due 06/25/2054		510	539
Cumulus Static CLO DAC 3.264% due 11/15/2033 •	EUR	2,945	3,467
IFC Emerging Markets Securitization Ltd. 5.454% due 12/31/2035 •		$3,000	3,000
Madison Park Funding XLVI Ltd. 4.905% due 10/15/2034 •		3,300	3,298
Navient Student Loan Trust
5.684% due 03/15/2072 •		624	630
7.230% due 03/15/2072		500	542
Nelnet Student Loan Trust
4.650% due 08/20/2054		5,500	5,485
4.670% due 06/22/2065		6,594	6,577
4.840% due 05/17/2055		2,152	2,161
5.334% due 05/17/2055 •		2,714	2,736
Neuberger Berman Loan Advisers Lasalle Street Lending CLO I Ltd. 5.140% due 10/25/2036 •		2,300	2,303
Oportun Funding Trust
4.960% due 08/16/2032		205	205
5.240% due 08/16/2032		600	602
5.780% due 08/16/2032		500	503
Pagaya AI Debt Grantor Trust
0.000% due 04/15/2032 «~		700	327
4.883% due 04/15/2033		10,000	9,974
5.329% due 10/15/2032		2,300	2,312
5.440% due 03/15/2033		4,500	4,521
5.617% due 04/15/2032 «		638	639
5.639% due 10/15/2032		2,700	2,712
5.823% due 04/15/2032 «		450	451
6.261% due 04/15/2032 «		470	472
10.273% due 04/15/2032 «		580	569
Pagaya AI Debt Grantor Trust & Pagaya AI Debt Trust 6.093% due 11/15/2031		143	144
Parallel Ltd. 5.015% due 07/15/2034 •		1,900	1,897
Silver Rock CLO II Ltd. 4.924% due 01/20/2035 •		1,300	1,300
SMB Private Education Loan Trust
5.634% due 09/15/2053 •		4,801	4,888
6.150% due 09/15/2053		2,958	3,117

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2025 (Unaudited)

6.930% due 09/15/2053		1,996	2,126
7.540% due 09/15/2053		408	433
8.870% due 09/15/2053		842	919
Start II Ltd. 4.089% due 03/15/2044		180	180
Switch ABS Issuer LLC 5.121% due 10/25/2055		7,100	7,101
UPG HI Issuer Trust 5.000% due 09/25/2047		7,500	7,502
Voya CLO Ltd. 4.944% due 04/20/2034 •		3,300	3,300

			121,892

Total Asset-Backed Securities (Cost $434,303)			427,321

SOVEREIGN ISSUES 17.8%
Abu Dhabi Government International Bonds
2.700% due 09/02/2070		4,900	2,756
3.875% due 04/16/2050		11,900	9,587
Angola Government International Bonds 9.125% due 11/26/2049		4,700	4,040
Argentina Republic Government International Bonds
0.750% due 07/09/2030 þ		10,118	8,645
3.500% due 07/09/2041 þ		26,580	18,446
4.125% due 07/09/2035 þ		3,241	2,418
Avenir Issuer IV Ireland DAC 6.000% due 10/25/2027		3,870	3,731
Bank Gospodarstwa Krajowego
5.750% due 07/09/2034		2,725	2,872
6.250% due 10/31/2028		2,700	2,867
Brazil Government International Bonds 7.250% due 01/12/2056		4,864	4,829
Chile Government International Bonds
3.100% due 05/07/2041		4,700	3,632
3.750% due 01/14/2032	EUR	3,100	3,707
Colombia Government International Bonds
4.500% due 01/28/2026		$7,100	7,093
5.750% due 11/26/2034	EUR	1,800	2,053
6.500% due 11/26/2038		700	797
7.500% due 02/02/2034		$5,500	5,748
Costa Rica Government International Bonds
5.500% due 11/21/2030	EUR	3,500	4,218
6.125% due 02/19/2031		$1,000	1,056
7.300% due 11/13/2054		1,700	1,914
Development Bank of Kazakhstan JSC 18.400% due 10/16/2028	KZT	826,000	1,692
Dominican Republic International Bonds
4.875% due 09/23/2032		$3,550	3,425
5.875% due 01/30/2060		3,100	2,771
6.500% due 02/15/2048		1,250	1,254
6.850% due 01/27/2045		4,800	5,011
6.950% due 03/15/2037		2,000	2,149
Eagle Funding Luxco SARL 5.500% due 08/17/2030		13,750	14,023
Ecuador Government International Bonds
0.000% due 07/31/2030 (g)		585	501
5.000% due 07/31/2040 þ		2,778	2,173
6.900% due 07/31/2030 þ		825	818
6.900% due 07/31/2035 þ		9,503	8,401
Egypt Government Bonds 21.954% due 03/04/2028	EGP	384,300	8,068
Egypt Government International Bonds
6.375% due 04/11/2031	EUR	12,800	15,480
7.500% due 02/16/2061		$4,000	3,492
8.750% due 09/30/2051		1,900	1,906
El Salvador Government International Bonds
9.250% due 04/17/2030		1,525	1,663
9.650% due 11/21/2054		2,750	3,156
European Union 3.000% due 12/04/2034	EUR	34,300	40,061
Gabon Government International Bonds 9.500% due 02/18/2029		$3,200	2,780
Ghana Government International Bonds
0.000% due 07/03/2026 (g)		200	196
0.000% due 01/03/2030 (g)		591	524
5.000% due 07/03/2029 þ		5,520	5,434
5.000% due 07/03/2035 þ		4,343	3,984
Guatemala Government Bonds
3.700% due 10/07/2033		2,100	1,886
4.500% due 05/03/2026		4,000	4,000
4.900% due 06/01/2030		1,400	1,400
5.375% due 04/24/2032		700	709
6.125% due 06/01/2050		1,400	1,375
Hungary Government International Bonds
3.125% due 09/21/2051		2,100	1,300

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2025 (Unaudited)

5.375% due 09/26/2030		2,200	2,261
5.375% due 09/12/2033	EUR	9,200	11,577
Ivory Coast Government International Bonds
4.875% due 01/30/2032		4,600	5,248
5.250% due 03/22/2030		3,300	3,894
5.875% due 10/17/2031		2,000	2,370
8.250% due 01/30/2037		$900	980
Japan Government Thirty Year Bonds 3.200% due 09/20/2055	JPY	140,000	867
Lebanon Government International Bonds
6.000% due 01/27/2049 ^(d)		$3,925	917
6.850% due 03/23/2027 ^(d)		3,925	918
Mexico Government International Bonds
3.771% due 05/24/2061		29,126	18,036
4.280% due 08/14/2041		724	584
4.400% due 02/12/2052		1,007	737
4.750% due 04/27/2032		1,600	1,561
5.000% due 04/27/2051		2,000	1,613
5.125% due 03/19/2038	EUR	2,600	3,040
5.750% due 10/12/2110		$2,000	1,685
6.625% due 01/29/2038		5,800	6,067
Nigeria Government International Bonds
7.143% due 02/23/2030		3,000	3,116
7.375% due 09/28/2033		1,600	1,632
7.875% due 02/16/2032		3,000	3,142
8.631% due 01/13/2036		2,700	2,903
9.130% due 01/13/2046		2,100	2,260
North Macedonia Government International Bonds 3.675% due 06/03/2026	EUR	2,000	2,353
Oman Government International Bonds
5.625% due 01/17/2028		$5,400	5,533
6.000% due 08/01/2029		800	839
6.750% due 01/17/2048		4,980	5,496
Pakistan Government International Bonds
6.000% due 04/08/2026		4,600	4,595
7.375% due 04/08/2031 (m)		2,200	2,192
Panama Government International Bonds
4.500% due 04/16/2050		1,300	1,007
6.400% due 02/14/2035 (m)		4,900	5,180
6.700% due 01/26/2036 (m)		10,200	10,999
Paraguay Government International Bonds
5.600% due 03/13/2048		1,500	1,451
6.000% due 02/09/2036		2,000	2,150
Peru Government International Bonds
2.783% due 01/23/2031		2,175	2,013
5.400% due 08/12/2034	PEN	2,700	802
6.150% due 08/12/2032		14,800	4,752
6.900% due 08/12/2037		5,700	1,775
8.750% due 11/21/2033		$3,440	4,343
Provincia de Buenos Aires/Government Bonds 6.625% due 09/01/2037 þ		6,429	4,951
Republic of Cameroon International Bonds
5.950% due 07/07/2032	EUR	2,300	2,288
9.500% due 07/31/2031		$2,000	1,996
Republic of Kenya Government International Bonds
7.875% due 10/09/2033		1,900	1,903
8.000% due 05/22/2032		1,600	1,659
8.800% due 10/09/2038		500	507
9.500% due 03/05/2036		2,700	2,884
9.750% due 02/16/2031		2,100	2,299
Republic of Poland Government International Bonds 5.500% due 03/18/2054		4,700	4,512
Republic of South Africa Government Bonds
8.000% due 01/31/2030	ZAR	39,700	2,452
8.500% due 01/31/2037		124,900	7,498
8.875% due 02/28/2035		249,100	15,698
10.500% due 12/21/2026		3,000	187
Republic of South Africa Government International Bonds
5.650% due 09/27/2047		$3,010	2,550
5.750% due 09/30/2049		3,500	2,954
Republic of Uzbekistan International Bonds 5.375% due 05/29/2027	EUR	2,000	2,404
Romania Government International Bonds
2.000% due 04/14/2033		2,000	1,913
5.250% due 03/10/2030		1,700	2,091
5.250% due 05/30/2032		700	842
5.375% due 03/22/2031		2,650	3,244
5.375% due 06/07/2033		5,400	6,415
5.625% due 05/30/2037		400	458
Saudi Government International Bonds
3.375% due 03/05/2032		3,825	4,520
3.450% due 02/02/2061		$2,000	1,279
3.750% due 01/21/2055		3,100	2,198
4.500% due 10/26/2046		28,500	24,395
5.000% due 04/17/2049		300	272
5.375% due 01/13/2031		7,300	7,660

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2025 (Unaudited)

Senegal Government International Bonds
4.750% due 03/13/2028	EUR	700	572
5.375% due 06/08/2037		2,600	1,663
6.250% due 05/23/2033		$2,500	1,459
7.750% due 06/10/2031		5,000	2,971
Serbia International Bonds
1.000% due 09/23/2028	EUR	1,700	1,866
1.500% due 06/26/2029		6,500	7,094
1.650% due 03/03/2033		2,500	2,458
2.050% due 09/23/2036		900	825
3.125% due 05/15/2027		2,900	3,395
Sri Lanka Government International Bonds
3.100% due 01/15/2030 þ		$950	905
3.350% due 03/15/2033 þ		1,863	1,605
3.600% due 06/15/2035 þ		1,258	961
3.600% due 05/15/2036 þ		873	797
3.600% due 02/15/2038 þ		972	889
4.000% due 04/15/2028		865	830
Turkiye Government Bonds
36.000% due 08/12/2026	TRY	122,000	2,859
38.324% (BISTREFI + 0.000%) due 09/06/2028 ~		114,600	2,667
Turkiye Government International Bonds
4.875% due 04/16/2043		$11,400	8,822
5.125% due 02/17/2028		9,600	9,690
5.750% due 05/11/2047		3,560	2,929
6.000% due 01/14/2041		3,500	3,166
6.125% due 10/24/2028		10,900	11,280
7.625% due 04/26/2029		5,100	5,496
7.625% due 05/15/2034		6,200	6,751
Ukraine Government International Bonds
4.500% due 02/01/2029 þ(m)		7,581	5,705
4.500% due 02/01/2034 þ		7,095	4,346
4.500% due 02/01/2035 þ		188	113
Venezuela Government International Bonds
7.000% due 03/31/2038 ^(d)		12,900	3,825
7.650% due 04/21/2035 ^(d)		900	256
9.250% due 09/15/2027 ^(d)		2,900	968
9.250% due 05/07/2028 ^(d)		900	287
Vietnam Government International Bonds 5.500% due 03/12/2028 þ(m)		3,513	3,369

Total Sovereign Issues (Cost $558,254)			573,777

		SHARES
COMMON STOCKS 0.1%
COMMUNICATION SERVICES 0.1%
Clear Channel Outdoor Holdings, Inc. (e)		228,414	505
SES SA «(e)		72,646	1,129

			1,634

CONSUMER DISCRETIONARY 0.0%
Caesars Entertainment, Inc. (e)		4,701	110

FINANCIALS 0.0%
Hipotecaria Su Casita SA «(e)		157,773	0
Unity Bancorp, Inc. «(e)		60,014	404

			404

INDUSTRIALS 0.0%
Luxco Co. Ltd. «(e)(k)		18,520	327
Mcdermott International Ltd. (e)		115	2
Spirit Aviation Holdings, Inc. (e)		26,823	7

			336

Total Common Stocks (Cost $3,261)			2,484

WARRANTS 0.0%
COMMUNICATION SERVICES 0.0%
Windstream Holdings II LLC - Exp. 08/01/2035 «		11,691	79

INDUSTRIALS 0.0%
Spirit Aviation Holdings, Inc. -Exp. 03/11/2035 «		30,487	2

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2025 (Unaudited)

Total Warrants (Cost $447)			81

PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(h)		400,000	339
Charles Schwab Corp.
4.000% due 12/01/2030 (h)		2,400,000	2,243
5.000% due 12/01/2027 (h)		4,200,000	4,122
Nationwide Building Society 10.250%		4,258	749
Windstream Holdings II LLC «		383	380

Total Preferred Securities (Cost $8,082)			7,833

		SHARES
SHORT-TERM INSTRUMENTS 0.7%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.850% (j)		207,397	207

		PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (l) 0.1%			2,200

SHORT-TERM NOTES 0.1%
Upgrade Auto Receivables Trust 4.234% due 10/15/2026		$3,303	3,305

NIGERIA TREASURY BILLS 0.2%
28.424% due 06/11/2026 - 06/30/2026 (f)(g)	NGN	12,409,452	7,827

SOUTH AFRICA TREASURY BILLS 0.3%
7.329% due 05/06/2026 - 08/19/2026 (f)(g)	ZAR	150,600	8,818

U.S. TREASURY BILLS 0.0%
3.745% due 01/27/2026 - 04/21/2026 (f)(g)(o)(q)		$518	514

Total Short-Term Instruments (Cost $22,087)			22,871

Total Investments in Securities (Cost $3,544,183)			3,492,759

		SHARES
INVESTMENTS IN AFFILIATES 9.5%
SHORT-TERM INSTRUMENTS 9.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.5%
PIMCO Short-Term Floating NAV Portfolio III		31,600,929	307,825

Total Short-Term Instruments (Cost $307,349)			307,825

Total Investments in Affiliates (Cost $307,349)			307,825

Total Investments 117.9% (Cost $3,851,532)			$3,800,584
Financial Derivative Instruments (n)(p) (0.1)%(Cost or Premiums, net $31,079)			(4,106)
Other Assets and Liabilities, net (17.8)%			(571,816)

Net Assets 100.0%			$3,224,662

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^					Security is in default.
«					Security valued using significant unobservable inputs (Level 3).
µ					All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					Security is an Interest Only ("IO") or IO Strip.
(b)					When-issued security.
(c)					Payment in-kind security.
(d)					Security is not accruing income as of the date of this report.
(e)					Security did not produce income within the last twelve months.
(f)					Coupon represents a weighted average yield to maturity.
(g)					Zero coupon security.
(h)					Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)					Contingent convertible security.
(j)					Coupon represents a 7-Day Yield.
(k)					RESTRICTED SECURITIES:
Issuer Description					Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Alfa-Bank CJSC 6.330% due 10/21/2026					10/27/2025	$647	$647	0.02%
Credit Opportunities Partners LLC 6.520% due 03/20/2028					02/20/2025	2,700	2,733	0.09
Deloitte LLP 5.250% due 01/30/2030					10/30/2024	2,000	2,041	0.06
Deloitte LLP 5.410% due 01/30/2032					10/30/2024	2,000	2,045	0.06
Deloitte LLP 5.590% due 01/30/2035					10/30/2024	2,000	2,037	0.06
Deloitte LLP 5.690% due 01/30/2037					10/30/2024	500	507	0.02
Hardwood Funding LLC 4.840% due 06/07/2028					03/11/2025	2,400	2,426	0.08
Hardwood Funding LLC 4.980% due 06/07/2030					03/11/2025	1,500	1,525	0.05
Luxco Co. Ltd.					10/01/2025	326	327	0.01
National Football League 5.480% due 10/05/2028					03/14/2024	6,600	6,752	0.21
National Football League 5.580% due 10/05/2033					03/14/2024	5,000	5,105	0.16
Pantheon Senior Debt Secondaries III 6.026% due 03/26/2026					03/18/2025	1,000	1,000	0.03
Project Alpha Investindustrial 4.150% due 02/27/2026					02/28/2025	588	666	0.02
Tib Finance PLC 7.111% due 11/15/2034					09/18/2024	2,600	2,614	0.08
VB DPR Finance Co.6.833% due 03/15/2035					01/31/2025	4,300	4,619	0.14

						$34,161	$35,044	1.09%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(l)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	3.870%	12/31/2025	01/02/2026	$2,200	U.S. Treasury Notes 4.000% due 01/31/2031	$(2,240)	$2,200	$2,200

Total Repurchase Agreements						$(2,240)	$2,200	$2,200

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

MYI				(1.250)%	12/12/2025	TBD(3)	$(657)	$(657)

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2025 (Unaudited)

3.250	12/12/2025	TBD(3)	(4,038)	(4,046)
3.450	12/12/2025	TBD(3)	(402)	(403)
3.500	12/12/2025	TBD(3)	(8,180)	(8,197)

Total Reverse Repurchase Agreements	$(13,303)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (2.8)%
Uniform Mortgage-Backed Security, TBA	2.000%	01/01/2056	$17,800	$(14,461)	$(14,393)
Uniform Mortgage-Backed Security, TBA	2.000	02/01/2056	92,000	(74,571)	(74,372)

Total Short Sales (2.8)%	$(89,032)	$(88,765)

(m)	Securities with an aggregate market value of $13,431 have been pledged as collateral under the terms of master agreements as of December 31, 2025.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(5,146) at a weighted average interest rate of 3.117%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year Bond March Futures	03/2026	249	$21,935	$(229)	$0	$(53)
Euro-Bobl March Futures	03/2026	767	104,704	(749)	0	(72)
Euro-Bund March Futures	03/2026	194	29,085	(397)	0	(52)
Euro-Buxl 30-Year Bond March Futures	03/2026	57	7,377	(154)	0	(23)
Euro-Schatz March Futures	03/2026	1,335	167,542	(233)	0	(16)
Long Guilt March Futures	03/2026	452	55,669	491	97	(43)
U.S. Treasury 2-Year Note March Futures	03/2026	236	49,274	9	0	(16)
U.S. Treasury 5-Year Note March Futures	03/2026	1,334	145,812	(394)	0	(137)
U.S. Treasury 10-Year Note March Futures	03/2026	1,309	147,181	(220)	0	(266)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	329	38,822	(168)	0	(123)
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	1,529	175,859	(411)	0	(287)

$(2,455)	$97	$(1,088)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Oat March Futures	03/2026	135	$(19,132)	$177	$46	$0

Total Futures Contracts	$(2,278)	$143	$(1,088)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.414%	$3,700	$(39)	$91	$52	$0	$(1)
Boeing Co.	1.000	Quarterly	06/20/2026	0.217	300	(2)	3	1	0	0
Bombardier, Inc.	5.000	Quarterly	12/20/2027	0.409	2,000	(15)	194	179	1	0
Charter Communications	5.000	Quarterly	12/20/2030	2.703	1,500	149	1	150	1	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	0.778	400	21	4	25	0	0
Glencore Finance	5.000	Quarterly	12/20/2031	1.026	EUR	3,400	770	106	876	0	(3)
ZF Europe Finance BV	5.000	Quarterly	12/20/2029	2.897	10,200	786	133	919	37	0

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2025 (Unaudited)

ZF Europe Finance BV	5.000	Quarterly	06/20/2030	3.148		1,700	69	80	149	7	0

							$1,739	$612	$2,351	$46	$(4)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-44 5-Year Index	1.000%	Quarterly		12/20/2030		$57,300	$(1,124)	$525	$(599)	$17	$0
CDX.HY-41 5-Year Index	5.000	Quarterly		12/20/2028		99	1	7	8	0	0
CDX.HY-43 5-Year Index	5.000	Quarterly		12/20/2029		26,100	2,081	(59)	2,022	0	(14)
CDX.HY-44 5-Year Index	5.000	Quarterly		06/20/2030		4,300	328	19	347	0	(2)
CDX.HY-45 5-Year Index	5.000	Quarterly		12/20/2030		131,500	9,921	301	10,222	0	(54)
CDX.IG-44 5-Year Index	1.000	Quarterly		06/20/2030		33,600	716	48	764	0	0
CDX.IG-45 5-Year Index	1.000	Quarterly		12/20/2030		153,600	3,458	67	3,525	2	0
iTraxx Crossover 44 5-Year Index	5.000	Quarterly		12/20/2030	EUR	11,240	1,378	104	1,482	18	0

							$16,759	$1,012	$17,771	$37	$(70)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	12/18/2029		$65,400	$(381)	$(483)	$(864)	$85	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		96,500	1,164	59	1,223	145	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		24,700	(806)	556	(250)	42	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032		77,600	(1,070)	330	(740)	144	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		64,800	4,127	(1,074)	3,053	145	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		28,900	1,336	1	1,337	65	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.736	Annual	08/15/2035		82,300	0	222	222	188	0
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035		5,900	(17)	135	118	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		32,600	4,446	867	5,313	100	0
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	14,200	0	(12)	(12)	0	(2)
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		112,800	0	(95)	(95)	0	(18)
Pay	1-Year BRL-CDI	12.905	Maturity	01/02/2029		7,800	0	(10)	(10)	0	(3)
Pay	1-Year BRL-CDI	13.258	Maturity	01/02/2029		82,200	0	47	47	14	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		74,600	0	(71)	(71)	0	(26)
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		77,000	4	14	18	7	(2)
Pay	1-Year BRL-CDI	12.867	Maturity	01/02/2031		57,900	0	(223)	(223)	0	(102)
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	34,600	3,287	(3,439)	(152)	0	(2)
Pay(5)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033		86,800	627	(951)	(324)	0	(47)
Pay(5)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/18/2036		27,600	73	(905)	(832)	0	(33)
Pay	6-Month CZK-PRIBOR	3.365	Annual	11/28/2029	CZK	174,100	(79)	(43)	(122)	9	0
Receive	6-Month CZK-PRIBOR	3.575	Annual	07/03/2030		156,465	115	(49)	66	0	(13)
Pay(5)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031	EUR	14,600	52	(142)	(90)	0	(11)
Receive	6-Month EUR-EURIBOR	2.450	Annual	05/05/2035		1,000	(3)	31	28	1	0
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		23,000	(373)	(113)	(486)	0	(32)
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		17,900	692	375	1,067	60	0
Pay	CAONREPO	2.500	Semi-Annual	12/17/2030	CAD	800	0	(8)	(8)	0	(1)

							$13,194	$(4,981)	$8,213	$1,019	$(292)

Total Swap Agreements							$31,692	$(3,357)	$28,335	$1,102	$(366)

(o)

Securities with an aggregate market value of $50,980 and cash of $16,122 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2025 (Unaudited)

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)						This instrument has a forward starting effective date.
(p)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	01/2026	BRL	9,190		$1,670	$0	$(7)
	01/2026	INR	1,826		20	0	0
	01/2026		$1,697	BRL	9,190	0	(20)
	01/2026		322	PLN	1,179	7	0
	01/2026		165	TWD	5,217	1	0
	01/2026		649	ZAR	10,825	3	0
	02/2026	ILS	2,617		$821	0	0
	03/2026	KZT	47,354		90	0	(1)
	03/2026	PEN	23,695		7,029	0	(2)
	05/2026	ZAR	31,284		1,810	0	(61)
	08/2026		35,423		2,034	0	(70)
BPS	01/2026	AUD	2,733		1,776	0	(47)
	01/2026	BRL	104,144		18,927	0	(78)
	01/2026	CHF	293		372	2	0
	01/2026	TWD	447,178		14,330	82	0
	01/2026		$19,110	BRL	104,144	0	(105)
	01/2026		2,703	CNH	18,909	8	0
	01/2026		3,395	EUR	2,890	6	(2)
	01/2026		282	IDR	4,716,964	1	0
	01/2026		18,180	INR	1,645,263	105	0
	01/2026		1,629	PLN	5,881	9	0
	01/2026		4,209	TWD	132,515	10	0
	01/2026		1,429	ZAR	23,828	8	0
	01/2026	ZAR	10,090		$603	0	(5)
	02/2026		$801	INR	72,210	0	0
	02/2026		2,012	TWD	63,158	0	(4)
	03/2026	CZK	4,175		$201	0	(3)
	05/2026	ZAR	34,127		1,929	0	(114)
	06/2026		$55	KWD	17	0	0
	07/2026		84		26	0	0
	05/2030	KWD	1,467		$5,053	178	0
BRC	01/2026	ILS	1,128		352	0	(2)
	01/2026	KRW	3,115,325		2,121	0	(40)
	01/2026		$1,659	EUR	1,430	22	0
	01/2026		50	PLN	183	1	0
	01/2026		4,021	TRY	181,446	143	0
	01/2026	ZAR	24,465		$1,412	0	(63)
	02/2026	ILS	1,127		350	0	(4)
	02/2026	TRY	9,317		205	0	(6)
	02/2026		$3,429	TRY	156,678	87	0
	03/2026		10,322		470,529	132	0
	12/2026	ZAR	1,430		$81	0	(3)
BSH	01/2026		$3,717	JPY	578,511	0	(21)
	02/2026	PEN	33,324		$9,618	0	(280)
	03/2026		$2,171	PEN	7,370	14	0
CBK	01/2026	AUD	1,428		$949	0	(4)
	01/2026	BRL	8,047		1,463	0	(6)
	01/2026	EUR	2,546		2,967	0	(26)
	01/2026	GBP	1,566		2,071	0	(39)
	01/2026	NOK	2,007		197	0	(2)
	01/2026	NZD	11,658		6,776	61	0
	01/2026	SGD	3,897		3,023	0	(11)
	01/2026		$1,485	BRL	8,047	0	(16)
	01/2026		2,206	CNH	15,397	4	0
	01/2026		8,508	EUR	7,266	34	0
	01/2026		8,539	PLN	30,785	36	0
	01/2026		3	THB	101	0	0
	01/2026		191	TWD	6,035	1	0
	01/2026		239	ZAR	4,048	5	0
	01/2026	ZAR	127,055		$7,437	0	(224)
	02/2026	ILS	2,083		655	1	0
	02/2026		$50	TWD	1,578	0	0
DUB	01/2026	ILS	1,886		$586	0	(6)

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2025 (Unaudited)

	01/2026		$1,053	ILS	3,360	2	0
	01/2026		807	KRW	1,181,593	12	0
	01/2026		599	ZAR	10,071	8	0
	01/2026	ZAR	43,657		$2,506	0	(127)
	02/2026	ILS	3,359		1,053	0	(2)
	02/2026		$14	HUF	4,621	0	0
	02/2026		42	NGN	63,869	2	0
	02/2026		68	TWD	2,131	0	0
	03/2026	KZT	47,344		$92	0	0
	03/2026		$1,437	KZT	798,502	102	0
	06/2026	KZT	315,180		$586	0	(8)
	09/2026	UZS	7,911,326		621	0	(3)
	12/2026		13,089,639		1,007	0	(6)
	12/2026	ZAR	1,908		108	0	(4)
FAR	01/2026	AUD	6,243		4,058	0	(109)
	01/2026	GBP	35,228		46,261	0	(1,224)
	01/2026	PEN	5,830		1,712	0	(21)
	01/2026		$254	CNH	1,785	3	0
	01/2026		558	ILS	1,788	4	0
	01/2026		12,306	MXN	228,262	341	0
	01/2026		616	PLN	2,257	13	0
	01/2026		591	ZAR	9,913	7	0
	01/2026	ZAR	30,232		$1,758	0	(65)
	02/2026	ILS	1,787		558	0	(4)
GLM	01/2026	BRL	132,224		23,603	0	(527)
	01/2026	CHF	1,175		1,466	0	(19)
	01/2026	CNH	97,188		13,810	0	(135)
	01/2026	NGN	129,561		88	0	(1)
	01/2026		$24,030	BRL	132,224	99	0
	01/2026		31	ILS	101	0	0
	01/2026		180	NGN	259,122	0	(1)
	01/2026		244	PLN	891	4	0
	01/2026	ZAR	25,716		$1,493	0	(58)
	02/2026		$10,968	BRL	60,288	0	(49)
	03/2026	BRL	214		$39	0	0
	04/2026		$23,603	BRL	135,146	553	0
	04/2026		10,757	MXN	195,996	17	0
	08/2026	ZAR	49,288		$2,765	0	(165)
JPM	01/2026	CAD	17,642		12,841	0	(19)
	01/2026	IDR	12,599,213		755	1	0
	01/2026	ILS	16,673		5,208	0	(27)
	01/2026	MXN	788		42	0	(1)
	01/2026	NZD	1,120		651	6	0
	01/2026		$3,039	CNH	21,367	27	0
	01/2026		51	ILS	165	1	0
	01/2026		504	PLN	1,854	13	0
	01/2026	ZAR	8,240		$480	0	(17)
	06/2027	UZS	2,520,971		187	0	(1)
MBC	01/2026	AUD	16,967		11,313	0	(11)
	01/2026	CAD	1,541		1,095	0	(28)
	01/2026	CHF	1,836		2,315	0	(5)
	01/2026	EUR	16,006		18,681	0	(138)
	01/2026	GBP	835		1,122	0	(4)
	01/2026	JPY	2,437,300		15,680	108	0
	01/2026	NZD	1,778		1,026	3	(1)
	01/2026	SGD	18,650		14,374	0	(145)
	01/2026		$12,119	GBP	9,071	108	0
	01/2026		203	JPY	31,680	0	(1)
	01/2026		255	TWD	8,046	1	0
	03/2026	TWD	69,057		$2,217	22	0
MYI	01/2026	ILS	4		1	0	0
	01/2026		$189	ZAR	3,253	7	0
	02/2026	ILS	4,123		$1,280	0	(14)
	02/2026		$43	NGN	64,094	1	0
	04/2026		8,258	MXN	150,428	12	0
NGF	01/2026		1,324	KRW	1,936,955	20	0
	03/2026	TRY	1,572		$34	0	0
SCX	01/2026	INR	10,920		120	0	(1)
	01/2026	JPY	397,600		2,545	5	0
	01/2026		$505	CNH	3,560	6	0
	01/2026		469	IDR	7,845,946	1	0
	01/2026		2,886	JPY	448,764	0	(19)
	01/2026		338	NGN	520,313	21	0
	01/2026		2,213	TWD	69,201	0	(10)
	06/2026	KZT	33,426		$62	0	(1)
	11/2026	NGN	72,731		45	0	0
SOG	01/2026	BRL	10,345		1,880	0	(8)
	01/2026	EUR	216,705		250,893	0	(3,888)
	01/2026	SGD	2,081		1,606	0	(14)
	01/2026		$1,864	BRL	10,345	24	0
	01/2026		10,734	JPY	1,678,757	0	(9)
	03/2026	PEN	21		$6	0	0
	03/2026		$0	MXN	4	0	0
UAG	01/2026		1,299	PLN	4,674	3	0
	01/2026	ZAR	42,707		$2,456	0	(120)

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2025 (Unaudited)

Total Forward Foreign Currency Contracts	$2,518	$(8,282)

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Call - OTC USD verses TRY	TRY	47.700	02/09/2026	2,000	$(36)	$(13)

Total Written Options	$(36)	$(13)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Panama Government International Bonds	1.000%	Quarterly	12/20/2030	1.245%	$3,300	$(36)	$1	$0	$(35)
Romania Government International Bonds	1.000	Quarterly	06/20/2030	1.282	10,100	(505)	392	0	(113)
BPS	Mexico Government International Bonds	1.000	Quarterly	06/20/2026	0.221	1,500	8	(2)	6	0
CBK	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	5.525	1,500	(176)	168	0	(8)
Panama Government International Bonds	1.000	Quarterly	12/20/2030	1.245	800	(11)	2	0	(9)
DUB	Eskom «	4.650	Quarterly	06/30/2029	5,000	0	293	293	0
Petroleos Mexicanos «	4.750	Monthly	07/06/2026	2,965	0	26	26	0
GST	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	5.525	1,100	(128)	122	0	(6)
Indonesia Government International Bonds	1.000	Quarterly	12/20/2030	0.689	1,500	12	10	22	0
Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.534	600	(6)	14	8	0
Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.706	7,900	(67)	43	0	(24)
JPM	Mexico Government International Bonds	1.000	Quarterly	06/20/2026	0.221	1,100	(9)	13	4	0
Panama Government International Bonds	1.000	Quarterly	12/20/2030	1.245	970	(12)	2	0	(10)
Poland Government International Bonds	1.000	Quarterly	06/20/2029	0.448	5,000	65	27	92	0
MYC	Argentine Republic Government International Bonds	5.000	Quarterly	12/20/2026	5.239	900	(68)	67	0	(1)
Mexico Government International Bonds	1.000	Quarterly	12/20/2026	0.290	3,600	10	16	26	0
Mexico Government International Bonds	1.000	Quarterly	06/20/2027	0.362	1,300	(4)	16	12	0
Mexico Government International Bonds	1.000	Quarterly	06/20/2028	0.480	900	(17)	28	11	0
Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.534	3,900	(41)	94	53	0
Panama Government International Bonds	1.000	Quarterly	12/20/2030	1.245	1,130	(14)	2	0	(12)
Turkiye Government International Bonds	1.000	Quarterly	06/20/2027	0.796	4,000	(1,067)	1,080	13	0

$(2,066)	$2,414	$566	$(218)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	500	$116	$2	$118	$0
BPS	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	2,000	461	10	471	0
CBK	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	900	204	8	212	0
JPM	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	3,100	708	23	731	0

$1,489	$43	$1,532	$0

Total Swap Agreements	$(577)	$2,457	$2,098	$(218)

(q)

Securities with an aggregate market value of $5,908 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)	Notional Amount represents the number of contracts.

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2025 (Unaudited)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Loan Participations and Assignments	$0	$116,922	$68,679	$185,601
Corporate Bonds & Notes
Banking & Finance	0	393,595	24,432	418,027
Industrials	0	786,679	12,187	798,866
Utilities	0	143,920	40	143,960
Convertible Bonds & Notes
Banking & Finance	0	3,149	0	3,149
U.S. Government Agencies	0	571,252	0	571,252
U.S. Treasury Obligations	0	132,231	0	132,231
Non-Agency Mortgage-Backed Securities	0	164,653	40,653	205,306
Asset-Backed Securities
Automobile ABS Other	0	75,456	0	75,456
Automobile Sequential	0	77,592	0	77,592
CMBS Other	0	5,981	0	5,981
Home Equity Other	0	132,952	0	132,952
Home Equity Sequential	0	1,413	0	1,413
Whole Loan Collateral	0	12,035	0	12,035
Other ABS	0	119,434	2,458	121,892
Sovereign Issues	0	573,777	0	573,777
Common Stocks
Communication Services	505	0	1,129	1,634
Consumer Discretionary	110	0	0	110
Financials	0	0	404	404
Industrials	9	0	327	336
Warrants
Communication Services	0	0	79	79
Industrials	0	0	2	2
Preferred Securities
Banking & Finance	749	6,704	380	7,833
Corporate Bonds & Notes	0	0	0	0
Short-Term Instruments
Mutual Funds	0	207	0	207
Repurchase Agreements	0	2,200	0	2,200
Short-Term Notes	0	3,305	0	3,305
Nigeria Treasury Bills	0	7,827	0	7,827
South Africa Treasury Bills	0	8,818	0	8,818
U.S. Treasury Bills	0	514	0	514

	$1,373	$3,340,616	$150,770	$3,492,759
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$307,825	$0	$0	$307,825

Total Investments	$309,198	$3,340,616	$150,770	$3,800,584

Short Sales, at Value - Liabilities
Corporate Bonds & Notes	0	0	0	0
U.S. Government Agencies	0	(88,765)	0	(88,765)

	$0	$(88,765)	$0	$(88,765)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	143	1,102	0	1,245
Over the counter	0	4,297	319	4,616

	$143	$5,399	$319	$5,861
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(259)	(1,195)	0	(1,454)
Over the counter	0	(8,513)	0	(8,513)

	$(259)	$(9,708)	$0	$(9,967)

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2025 (Unaudited)

Total Financial Derivative Instruments				$(116)		$(4,309)		$319	$(4,106)

Totals				$309,082		$3,247,542		$151,089	$3,707,713

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2025:
Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2025 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$60,541	$24,408	$(18,705)	$183	$341	$3,093	$4,713	$(5,895)	$68,679	$2,305
Corporate Bonds & Notes
Banking & Finance	17,498	11,112	(6,600)	0	0	2,422	0	0	24,432	2,465
Industrials	13,682	0	(1,742)	0	0	711	0	(464)	12,187	176
Utilities	0	28	0	0	0	12	0	0	40	12
Non-Agency Mortgage-Backed Securities	6,582	37,269	0	40	0	1,149	0	(4,387)	40,653	834
Asset-Backed Securities
Other ABS	3,777		(1,010)	10	0	(319)	0	0	2,458	(317)
Common Stocks
Communication Services	1,123	0	(884)	0	429	461	0	0	1,129	1,129
Financials	2,447	366	(2,568)	0	(3,606)	3,765	0	0	404	38
Industrials	402	1,319	(782)	0	(211)	(394)	0	(7)	327	1
Warrants
Communication Services	0	71	0	0	0	8	0	0	79	7
Financials	5	0	(30)	0	16	9	0	0	0	0
Industrials	457	0	0	0	0	(455)	0	0	2	(455)
Preferred Securities
Banking & Finance	0	383	0	0	0	(3)	0	0	380	(2)

	$106,514	$74,956	$(32,321)	$233	$(3,031)	$10,459	$4,713	$(10,753)	$150,770	$6,193
Financial Derivative Instruments- Assets
Over the counter	$332	$0	$(13)	$0	$0	$0	$0	$0	$319	$0

Totals	$106,846	$74,956	$(32,334)	$233	$(3,031)	$10,459	$4,713	$(10,753)	$151,089	$6,193

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 12/31/2025	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments									-	—
		$37,757	Discounted Cash Flow			Discount Rate			3.939 – 75.000	6.209
		4,872	Indicative Market Quotation			Broker Quote			95.550	—
		13,135	Recent Transaction			Purchase Price			98.000 – 99.000	98.112
		12,915	Third Party Vendor			Broker Quote			100.250 – 100.500	100.341
Corporate Bonds & Notes
Banking & Finance									-	—
		19,349	Discounted Cash Flow			Discount Rate			4.360 – 5.930	5.147
		3,103	Proxy Price			Base Price			99.972	—
		1,980	Reference Instrument			Broker Quote			7.250	—
Industrials		11,857	Discounted Cash Flow			Discount Rate			4.500 – 5.240	4.858
		330	Third Party Vendor			Expected Recovery			6.000	—
Utilities		40	Indicative Market Quotation			Broker Quote		EU R	14.125	—
Non-Agency Mortgage-Backed Securities		2,614	Discounted Cash Flow			Discount Rate			6.309	—
		38,039	Recent Transaction			Purchase Price			100.000	—
Asset-Backed Securities
Other ABS		2,458	Discounted Cash Flow			Discount Rate			5.957 – 20.000	9.237
Common Stocks
Communication Services		1,129	Indicative Market Quotation			Broker Quote			$15.542	—
Financials		404	Reference instrument			Price w/Liquidity Discount			4.130	—
Industrials		327	Indicative Market Quotation			Broker Quote		EU R	15.012	—
Warrants
Communication Services		79	Option Pricing Model			Volatility				—
Industrials		2	Other Valuattions(3)			—			-	—
Preferred Securities

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	December 31, 2025 (Unaudited)

Banking & Finance	380	Discounted Cash Flow	Discount Rate	11.780	—
Financial Derivative Instruments- Assets
Over the counter	319	Indicative Market Quotation	Broker Quote	0.497- 5.818	5.5461

Total	$151,089

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)		Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Dynamic Bond Fund	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 152.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.5%
American Airlines, Inc. 6.134% - 8.448% (TSFR3M + 2.250%) due 04/20/2028 ~		$3,881	$3,895
INEOS U.S. Finance LLC 6.966% - 7.384% (TSFR1M + 3.250%) due 02/18/2030 ~		1,865	1,518
IRB Holding Corp. 6.216% - 8.272% (TSFR1M + 2.500%) due 12/16/2030 ~		6,203	6,225
LifePoint Health, Inc.
7.335% (TSFR1M + 3.500%) due 05/19/2031 ~		2,469	2,476
7.655% (TSFR3M + 3.750%) due 05/19/2031 ~		5,190	5,213
MI Windows & Doors LLC 6.466% - 7.831% (TSFR1M + 2.750%) due 03/28/2031 ~		788	790
Panama Government International Bonds 3.837% - 9.716% (EUR006M + 1.750%) due 03/05/2027 «~	EUR	1,900	2,237
Project Flash TBD% - 9.912% (TSFR1M + 2.500%) due 01/09/2028 «~µ		$1,000	992
Project Nova 7.080% - 7.284% due 08/31/2026 «~		600	600
Quikrete Holdings, Inc. 5.966% - 8.949% (TSFR1M + 2.250%) due 02/10/2032 ~		1,191	1,196
SkyMiles IP Ltd. 5.384% - 9.485% (TSFR3M + 1.500%) due 10/20/2028 ~		276	279
Spa Holdings 3 OY 7.934% (TSFR3M + 4.000%) due 02/04/2028 ~		1,621	1,633
Stepstone Group MidCo 2 GmbH 6.599% - 7.723% (EUR006M + 4.500%) due 04/26/2032 ~	EUR	4,700	5,233
Telecom Serbia 3.522% - 9.719% (EUR006M + 1.350%) due 06/11/2029 «~		6,000	7,052
X Corp. 9.500% due 10/26/2029 ~		$2,200	2,196

Total Loan Participations and Assignments (Cost $40,383)			41,535

CORPORATE BONDS & NOTES 18.3%
BANKING & FINANCE 10.0%
Aircastle Ltd./Aircastle Ireland DAC 5.750% due 10/01/2031		1,900	1,981
Alamo Re Ltd. 15.460% (FHMMUSTF + 11.880%) due 06/08/2026 ~		1,800	1,880
American Assets Trust LP 3.375% due 02/01/2031		2,100	1,915
American Honda Finance Corp. 4.544% due 08/13/2027 •		6,100	6,114
American Tower Corp.
1.875% due 10/15/2030		1,700	1,520
2.100% due 06/15/2030		700	636
3.650% due 03/15/2027		4,500	4,483
4.050% due 03/15/2032		700	682
Armor RE II Ltd. 13.810% (BRMMUSDF + 10.200%) due 05/07/2031 ~		500	538
Athene Global Funding 3.054% (EUR003M + 1.000%) due 02/23/2027 ~	EUR	3,200	3,779
Aviation Capital Group LLC 5.375% due 07/15/2029		$2,000	2,050
Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		161	160
2.528% due 11/18/2027		4	4
4.950% due 01/15/2028		3,600	3,645
4.950% due 10/15/2032		800	793
5.150% due 01/15/2030		2,000	2,034
Banca Monte dei Paschi di Siena SpA 7.708% due 01/18/2028 •	EUR	2,500	3,190
Banco Santander SA 4.175% due 03/24/2028 •		$5,000	5,003
Bank of America Corp. 5.202% due 04/25/2029 •		1,700	1,744
Barclays PLC
2.894% due 11/24/2032 •		4,400	4,011
4.337% due 01/10/2028		800	802
4.375% due 01/12/2026		900	900
4.836% due 05/09/2028		350	353
4.972% due 05/16/2029 •		1,900	1,932

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2025 (Unaudited)

7.385% due 11/02/2028 •		1,000	1,057
7.437% due 11/02/2033 •		1,800	2,059
Bayou Re Ltd. 11.962% (BNMMDTSC + 8.332%) due 04/30/2031 ~		500	530
Blue Owl Finance LLC 3.125% due 06/10/2031		1,900	1,725
BNP Paribas SA
1.904% due 09/30/2028 •		3,200	3,082
2.159% due 09/15/2029 •		6,400	6,060
3.052% due 01/13/2031 •		4,100	3,884
BPCE SA 6.612% due 10/19/2027 •		7,800	7,950
Cape Lookout Re Ltd.
10.480% (FHMMUSTF + 6.900%) due 03/13/2032 ~		1,400	1,484
12.287% (GSMMUSTF + 8.702%) due 04/05/2027 ~		2,300	2,384
CI Financial Corp. 4.625% due 12/12/2031	EUR	1,000	1,184
Cooperatieve Rabobank UA 5.500% due 10/05/2026		$1,900	1,925
Corp0hrg0 5.330% due 06/07/2035 «(l)		600	617
Credicorp Capital Sociedad Titulizadora SA 9.700% due 03/05/2045	PEN	4,300	1,356
Credit Suisse AG AT1 Claim		$8,700	2,566
CTP NV 0.625% due 09/27/2026	EUR	1,000	1,160
Deutsche Bank AG
3.547% due 09/18/2031 •		$5,600	5,347
3.729% due 01/14/2032 •		1,700	1,607
5.882% due 07/08/2031 •		1,700	1,766
Equinix, Inc.
0.250% due 03/15/2027	EUR	1,400	1,607
3.900% due 04/15/2032		$3,000	2,884
Everglades Re II Ltd.
14.121% (GSMMUSTI + 10.500%) due 05/13/2031 ~		400	422
15.121% (GSMMUSTI + 11.500%) due 05/13/2031 ~		400	422
16.371% (GSMMUSTI + 12.750%) due 05/13/2031 ~		400	425
Extra Space Storage LP 2.350% due 03/15/2032		1,300	1,139
Fairfax Financial Holdings Ltd. 4.625% due 04/29/2030		2,900	2,912
Ford Motor Credit Co. LLC
5.850% due 05/17/2027		400	406
5.918% due 03/20/2028		1,600	1,638
Goldman Sachs Group, Inc.
2.640% due 02/24/2028 •		4,100	4,037
3.615% due 03/15/2028 •		4,600	4,576
3.691% due 06/05/2028 •		16,100	16,019
Greengrove RE Ltd. 11.292% (T-BILL 1MO + 7.750%) due 04/08/2032 ~		600	624
Hardwood Funding LLC
4.840% due 06/07/2028 «(l)		1,300	1,314
5.160% due 06/07/2032 «(l)		2,400	2,455
Host Hotels & Resorts LP 5.500% due 04/15/2035		2,000	2,025
HSBC Holdings PLC 5.875% due 09/28/2026 •(i)(j)	GBP	6,200	8,386
ICBC Standard Bank PLC 20.000% due 12/13/2029 «	UZS	14,960,000	1,245
ING Groep NV 4.017% due 03/28/2028 •		$3,500	3,501
Intercontinental Exchange, Inc. 1.850% due 09/15/2032		1,400	1,193
Intesa Sanpaolo SpA 7.750% due 01/11/2027 •(i)(j)	EUR	1,700	2,083
JPMorgan Chase & Co.
2.947% due 02/24/2028 •		$8,200	8,103
2.963% due 01/25/2033 •		9,200	8,446
4.005% due 04/23/2029 •		500	500
JPMorgan Chase Bank NA 5.110% due 12/08/2026		1,050	1,062
KKR Group Finance Co. XII LLC 4.850% due 05/17/2032		1,000	1,006
Kona Spc Ltd. 5.718% due 09/15/2026 «•	EUR	1,600	1,887
Lazard Group LLC 6.000% due 03/15/2031		$1,900	2,015
Lloyds Banking Group PLC 3.750% due 03/18/2028 •		1,900	1,894
Longleaf Pine Re Ltd. 21.553% (GSMMUSTI + 17.932%) due 05/27/2031 ~		600	660
Mitsubishi UFJ Financial Group, Inc. 2.559% due 02/25/2030		1,000	935
Mizuho Financial Group, Inc. 3.261% due 05/22/2030 •		3,800	3,680

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Morgan Stanley 4.431% due 01/23/2030 •		1,400	1,408
Nationwide Building Society 4.302% due 03/08/2029 •		13,500	13,527
Nature Coast Re Ltd. 13.371% (GSMMUSTI + 9.750%) due 04/10/2033 ~		800	831
NatWest Group PLC
4.892% due 05/18/2029 •		2,200	2,239
5.125% due 05/12/2027 •(i)(j)	GBP	1,700	2,279
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		$1,100	1,077
2.450% due 09/15/2028		600	558
Palm RE Ltd. 11.380% (BNMMDTSC + 7.750%) due 06/07/2032 ~		400	418
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (g)		4,800	3,707
Polestar Re Ltd.
14.110% (BRMMUSDF + 10.590%) due 01/07/2028 ~		500	526
16.860% (BRMMUSDF + 13.250%) due 01/07/2027 ~		2,300	2,400
Purple Re Ltd. 12.786% (JMMMUSTF + 9.126%) due 06/06/2031 ~		700	737
RLJ Lodging Trust LP 4.000% due 09/15/2029 (n)		1,100	1,044
Santander Holdings USA, Inc. 3.244% due 10/05/2026		2,400	2,386
Santander U.K. Group Holdings PLC
3.823% due 11/03/2028 •		650	646
4.320% due 09/22/2029 •		1,500	1,502
Sirius Real Estate Ltd. 1.125% due 06/22/2026	EUR	1,900	2,217
SMBC Aviation Capital Finance DAC 2.300% due 06/15/2028		$2,000	1,913
Sumitomo Mitsui Financial Group, Inc. 2.222% due 09/17/2031		4,800	4,273
Torrey Pines Re Ltd.
9.696% (JMMMUSTF + 6.036%) due 06/07/2032 ~		600	628
10.766% (JMMMUSTF + 7.106%) due 06/07/2032 ~		400	417
UBS Group AG
3.091% due 05/14/2032 •		3,250	3,019
4.194% due 04/01/2031 •		3,000	2,972
4.375% due 02/10/2031 •(i)(j)		400	368
6.327% due 12/22/2027 •		5,700	5,820
Unigel Netherlands Holding Corp. BV (15.000% Cash or 15.000% PIK) 15.000% due 12/31/2044 ^(c)(d)		2,431	79
Ursa Re Ltd. 11.121% (GSMMUSTI + 7.500%) due 02/22/2028 ~		1,400	1,428
Veraison Re Ltd. 8.621% (GSMMUSTI + 5.000%) due 03/08/2033 ~		300	309
Vitality Re XVI Ltd.
5.370% (MSMMUSTF + 1.750%) due 01/08/2030 ~		300	300
7.370% (MSMMUSTF + 3.750%) due 01/08/2030 ~		300	301
Wells Fargo & Co.
3.526% due 03/24/2028 •		9,700	9,639
3.584% due 05/22/2028 •		4,950	4,919
Weyerhaeuser Co. 4.000% due 04/15/2030		5,100	5,036
Winston RE Ltd. 10.130% (BNMMDTSC + 6.500%) due 02/21/2028 ~		250	258

			266,574

INDUSTRIALS 6.6%
Air Canada 4.625% due 08/15/2029	CAD	800	583
Altice France Lux 3/Altice Holdings 1 10.000% due 01/15/2033 (n)		$514	472
Altice France SA
5.625% due 07/15/2032	EUR	2,079	2,331
6.875% due 07/15/2032		$2,156	2,069
American Airlines Pass-Through Trust
3.150% due 08/15/2033		351	332
3.350% due 04/15/2031		1,307	1,270
3.375% due 11/01/2028		190	187
3.575% due 07/15/2029		458	453
3.650% due 08/15/2030		591	581
3.700% due 04/01/2028		966	963
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500% due 04/20/2026		317	317
5.750% due 04/20/2029 (n)		500	509
Ashtead Capital, Inc.
5.800% due 04/15/2034		1,000	1,049
5.950% due 10/15/2033		4,600	4,869
Bayer U.S. Finance II LLC 4.375% due 12/15/2028		600	601
Bayer U.S. Finance LLC 6.375% due 11/21/2030		1,900	2,032

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2025 (Unaudited)

BCP V Modular Services Finance II PLC 4.750% due 11/30/2028	EUR	6,000	6,683
Beignet Investor LLC 6.581% due 05/30/2049		$26,500	28,021
Booz Allen Hamilton, Inc. 5.950% due 08/04/2033		1,000	1,042
Broadcom, Inc.
4.000% due 04/15/2029		3,100	3,088
4.150% due 04/15/2032		3,100	3,036
Centene Corp. 4.250% due 12/15/2027		1,700	1,691
Cheniere Corpus Christi Holdings LLC 5.125% due 06/30/2027		9,500	9,595
Constellation Brands, Inc.
4.350% due 05/09/2027		3,300	3,314
4.750% due 05/09/2032		300	301
Eni SpA 5.500% due 05/15/2034 (n)		1,900	1,959
Expand Energy Corp. 5.875% due 02/01/2029		300	300
FactSet Research Systems, Inc.
2.900% due 03/01/2027		1,200	1,183
3.450% due 03/01/2032 (n)		2,200	2,045
Flora Food Management BV 6.875% due 07/02/2029	EUR	4,500	5,263
Frontier Communications Holdings LLC 8.750% due 05/15/2030		$4,000	4,181
Global Payments, Inc. 2.900% due 11/15/2031		500	448
Haleon U.S. Capital LLC 3.375% due 03/24/2027		3,000	2,979
Hilton Domestic Operating Co., Inc. 3.750% due 05/01/2029		6,500	6,336
Hyundai Capital America 4.875% due 06/23/2027		5,500	5,562
INEOS Styrolution Ludwigshafen GmbH 2.250% due 01/16/2027 (n)	EUR	2,450	2,716
Intralot Capital Luxembourg SA 6.750% due 10/15/2031		2,955	3,464
JetBlue Pass-Through Trust 4.000% due 05/15/2034		$336	321
Las Vegas Sands Corp.
5.625% due 06/15/2028		4,600	4,717
6.200% due 08/15/2034		1,900	2,003
Marriott International, Inc. 2.750% due 10/15/2033		1,700	1,488
MSCI, Inc. 3.250% due 08/15/2033		500	449
Nissan Motor Co. Ltd.
2.652% due 03/17/2026	EUR	300	352
4.345% due 09/17/2027		$5,200	5,133
4.810% due 09/17/2030 (n)		1,100	1,038
NTT Finance Corp.
4.567% due 07/16/2027		1,400	1,413
4.620% due 07/16/2028		1,300	1,317
NXP BV/NXP Funding LLC/NXP USA, Inc. 4.400% due 06/01/2027		1,800	1,808
Petroleos Mexicanos
5.950% due 01/28/2031		2,200	2,131
10.000% due 02/07/2033		2,300	2,667
Sabine Pass Liquefaction LLC 5.000% due 03/15/2027		1,423	1,433
Sands China Ltd. 5.400% due 08/08/2028 (n)		1,500	1,530
T-Mobile USA, Inc.
2.250% due 11/15/2031		1,400	1,241
3.875% due 04/15/2030		2,100	2,065
TD SYNNEX Corp. 2.375% due 08/09/2028		1,300	1,238
Thames Water Super Senior Issuer PLC 9.750% due 10/10/2027	GBP	216	335
Unigel Luxembourg SA (11.000% Cash or 12.000% PIK) 11.000% due 12/31/2028 ^(c)(d)		$2,990	209
Unigel Luxembourg SA (13.500% Cash or 15.000% PIK) 13.500% due 12/31/2027 ^(c)(d)		1,374	282
United Airlines Pass-Through Trust
2.700% due 11/01/2033		366	336
5.875% due 04/15/2029 (n)		1,734	1,780
United Airlines, Inc.
4.375% due 04/15/2026		300	300
4.625% due 04/15/2029 (n)		1,600	1,594
Venture Global LNG, Inc.
8.125% due 06/01/2028		370	375
8.375% due 06/01/2031		500	498
Venture Global Plaquemines LNG LLC
7.500% due 05/01/2033		3,400	3,676

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2025 (Unaudited)

7.750% due 05/01/2035		3,400	3,725
Viper Energy Partners LLC
4.900% due 08/01/2030		1,200	1,215
5.700% due 08/01/2035		2,450	2,502
Virgin Media Secured Finance PLC 5.250% due 05/15/2029	GBP	3,700	4,839
Vmed O2 U.K. Financing I PLC 7.750% due 04/15/2032		$4,800	5,008
Volkswagen Group of America Finance LLC 4.950% due 03/25/2027		3,300	3,329
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.250% due 05/15/2027		600	603
Zimmer Biomet Holdings, Inc. 1.164% due 11/15/2027	EUR	1,700	1,949

			176,724

UTILITIES 1.7%
Altice Holdings 1 SARL 0.000% due 12/31/2099 «		2	36
AT&T, Inc. 4.300% due 02/15/2030		$105	105
Boston Gas Co. 3.757% due 03/16/2032		1,900	1,804
BP Capital Markets BV 3.360% due 09/12/2031	EUR	4,100	4,857
EPH Financing International AS 6.651% due 11/13/2028		2,850	3,618
Georgia Power Co. 4.700% due 05/15/2032		$6,900	7,007
ONEOK, Inc. 6.050% due 09/01/2033		1,800	1,919
Pacific Gas & Electric Co.
3.000% due 06/15/2028		2,600	2,522
3.150% due 01/01/2026		1,500	1,500
3.250% due 06/01/2031		2,800	2,610
3.300% due 12/01/2027		1,000	985
3.950% due 12/01/2047		600	448
4.200% due 03/01/2029		5,500	5,468
4.300% due 03/15/2045		700	558
4.400% due 03/01/2032		1,100	1,074
4.450% due 04/15/2042		400	332
4.500% due 07/01/2040		200	174
4.550% due 07/01/2030		1,000	996
Southern California Edison Co. 4.700% due 06/01/2027		3,100	3,126
Southern California Gas Co. 2.950% due 04/15/2027		5,900	5,840
Verizon Communications, Inc.
3.996% due 06/15/2056 •	EUR	650	761
5.742% due 06/15/2056 •	GBP	650	877

			46,617

Total Corporate Bonds & Notes (Cost $486,586)			489,915

MUNICIPAL BONDS & NOTES 0.3%
CALIFORNIA 0.1%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.487% due 06/01/2036		$2,500	2,125

ILLINOIS 0.0%
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035		786	856

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (g)		34,905	3,367
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
3.401% due 06/01/2034		400	352
3.501% due 06/01/2035		400	347
Tobacco Settlement Finance Authority, West Virginia Revenue Notes, Series 2020 1.820% due 06/01/2026		200	198

			4,264

Total Municipal Bonds & Notes (Cost $9,194)			7,245

U.S. GOVERNMENT AGENCIES 63.7%
Federal Home Loan Mortgage Corp.
4.000% due 07/01/2047		55	53
5.848% due 12/01/2032 •		1	1
6.000% due 04/01/2055		20,938	21,889
6.090% due 09/01/2035 •		1	1

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2025 (Unaudited)

6.481% due 08/01/2035 •	1	1
6.515% due 03/01/2036 •	5	6
Federal Home Loan Mortgage Corp. REMICS
1.294% due 03/15/2050 ~(a)	17,250	778
1.500% due 02/25/2036 (a)	11,305	455
2.000% due 01/25/2051 - 04/25/2051 (a)	16,518	1,784
2.011% due 04/25/2048 - 11/25/2049 •(a)	16,732	2,148
2.500% due 03/25/2051 (a)	17,790	2,819
3.000% due 10/25/2049 - 11/25/2051 (a)	21,188	3,197
3.500% due 03/25/2050 - 07/25/2051 (a)	16,293	3,033
4.448% due 12/15/2029 •	9	9
4.500% due 03/15/2032 (a)	456	35
4.673% due 08/15/2040 •	358	352
5.000% due 02/15/2048 - 05/25/2050 (a)	4,746	1,001
5.500% due 09/15/2039	15	15
6.000% due 05/15/2035	31	32
7.500% due 08/15/2030	3	3
Federal Home Loan Mortgage Corp. STRIPS
2.000% due 06/25/2052 (a)	17,586	2,149
2.500% due 01/25/2052 (a)	14,184	2,112
3.000% due 12/15/2047 - 04/25/2053 (a)	30,459	5,020
3.500% due 06/15/2049 (a)	2,387	483
4.000% due 06/15/2049 (a)	4,233	766
5.000% due 06/25/2053 (a)	16,749	3,730
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.316% due 07/25/2033 ~	1	1
5.429% due 07/25/2044 •	524	511
6.500% due 10/25/2043	29	30
6.555% due 09/25/2029 ~	11	11
7.000% due 07/25/2043	21	22
7.500% due 07/25/2043 - 03/25/2044	31	33
8.610% due 12/25/2030 þ	59	55
Federal National Mortgage Association
3.000% due 03/01/2050	59,424	53,513
3.500% due 10/01/2040 - 06/01/2048	5,420	5,131
4.000% due 05/01/2047 - 04/01/2048	7,286	7,039
4.434% due 05/01/2036 •	0	1
4.855% due 12/01/2036 •	1	1
5.277% due 08/01/2042 - 10/01/2044 •	54	54
5.756% due 12/01/2034 •	4	4
6.125% due 08/01/2029 •	1	1
6.159% due 09/01/2031 •	3	3
6.252% due 05/01/2036 •	17	17
6.325% due 09/01/2034 •	2	2
6.329% due 09/01/2039 •	6	6
6.346% due 11/01/2034 •	36	38
6.420% due 12/01/2034 •	4	5
6.425% due 01/01/2036 - 03/01/2036 •	58	59
6.500% due 06/01/2036 - 08/01/2038	443	472
6.625% due 02/01/2036 •	20	21
Federal National Mortgage Association Grantor Trust 6.000% due 02/25/2044	6	6
Federal National Mortgage Association Interest STRIPS
3.000% due 03/25/2050 (a)	6,808	1,215
5.000% due 08/25/2053 - 11/25/2053 (a)	21,327	4,612
Federal National Mortgage Association REMICS
1.566% due 06/25/2050 ~(a)	5,383	387
2.000% due 07/25/2052 (a)	9,835	1,258
2.111% due 06/25/2047 •(a)	295	39
2.190% due 07/25/2043 •(a)	4,973	652
2.211% due 06/25/2048 •(a)	5,341	642
2.511% due 01/25/2042 •(a)	3,447	494
3.000% due 11/25/2051 - 01/25/2052 (a)	13,821	2,353
3.500% due 11/25/2051 (a)	27,423	4,947
4.177% due 03/25/2036 •	5	5
4.246% due 12/25/2036 •	12	12
4.306% due 03/25/2034 •	4	4
4.336% due 08/25/2034 •	1	1
4.339% due 03/25/2037 •	32	31
4.500% due 09/25/2053 (a)	9,934	2,268
4.601% due 04/18/2032 •	7	7
5.000% due 01/25/2035	2	2
5.000% due 06/25/2041 (a)	350	44
6.000% due 01/25/2033 - 04/25/2043	26	27
6.309% due 05/25/2035 ~	3	3
7.500% due 06/25/2032	8	8
Federal National Mortgage Association REMICS Trust
5.311% due 02/25/2033 þ	33	33
6.000% due 07/25/2044	23	24
6.089% due 10/25/2031 þ	1	1
Federal National Mortgage Association Trust
1.584% due 12/25/2042 ~(a)	6,187	343
4.339% due 05/25/2042 •	1	1
5.750% due 08/25/2033	16	17
Federal National Mortgage Association Whole Loan 1.809% due 11/25/2046 ~(a)	3,176	124

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Government National Mortgage Association
4.750% due 10/20/2027 - 10/20/2029 •	3	3
5.000% due 03/15/2039 - 05/15/2039	391	402
5.375% (H15T1Y + 1.500%) due 07/20/2026 - 09/20/2026 ~	1	0
5.375% due 07/20/2030 •	3	3
5.500% due 10/15/2034 - 03/15/2035	24	26
5.625% due 01/20/2027 - 04/20/2030 •	5	5
6.000% due 06/20/2038	8	8
8.000% due 03/20/2030	2	2
Government National Mortgage Association REMICS
2.202% due 08/20/2049 - 09/20/2049 •(a)	10,956	1,275
4.148% due 05/20/2037 •	165	163
Government National Mortgage Association, TBA
2.500% due 02/01/2056	4,400	3,795
5.000% due 01/01/2056 - 02/01/2056	160,400	159,873
6.000% due 01/01/2056 - 02/01/2056	126,900	129,245
U.S. Small Business Administration
5.600% due 09/01/2028	19	19
6.220% due 12/01/2028	17	17
Uniform Mortgage-Backed Security, TBA
2.000% due 01/01/2056	14,100	11,401
3.000% due 02/01/2056	25,100	22,187
4.000% due 02/01/2056	106,200	100,681
4.500% due 01/01/2056	69,800	68,151
5.000% due 02/01/2056	495,900	494,098
5.500% due 02/01/2056	60,150	60,939
6.000% due 02/01/2056 - 03/01/2056	409,000	419,780
6.500% due 02/01/2056 - 03/01/2056	86,000	89,408

Total U.S. Government Agencies (Cost $1,715,880)		1,699,943

U.S. TREASURY OBLIGATIONS 10.1%
U.S. Treasury Inflation Protected Securities (h)
0.625% due 07/15/2032 (p)	47,375	44,461
1.125% due 01/15/2033 (p)	50,719	48,683
1.375% due 07/15/2033	20,584	20,072
1.750% due 01/15/2034 (p)	11,970	11,906
1.875% due 07/15/2034 (r)	40,158	40,333
U.S. Treasury Notes
2.500% due 03/31/2027 (p)(r)	6,300	6,223
4.250% due 11/15/2034 (p)(r)	95,900	96,929

Total U.S. Treasury Obligations (Cost $264,547)		268,607

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.5%
Adjustable Rate Mortgage Trust
4.106% due 03/25/2036 •	178	106
4.752% due 10/25/2035 ~	57	53
5.404% due 09/25/2035 ~	2	2
American Home Mortgage Assets Trust
4.036% due 05/25/2046 •	192	173
4.949% due 11/25/2046 •	8,120	1,972
4.999% due 10/25/2046 •	92	75
BAMLL Commercial Mortgage Securities Trust 2.847% due 04/20/2042	5,170	4,272
Banc of America Funding Trust
3.401% due 10/20/2046 ~	581	500
4.154% due 06/20/2037 ~	39	34
4.168% due 02/20/2047 •	625	605
4.228% due 10/20/2036 •	214	168
4.266% due 04/25/2037 •	180	152
4.408% due 06/20/2047 •	550	459
4.646% due 05/25/2037 •	119	110
5.500% due 09/25/2034	294	285
5.806% due 03/25/2037 ~	4	4
5.878% due 10/25/2036 ~	118	107
6.000% due 08/25/2037	330	267
Banc of America Mortgage Trust
5.732% due 02/25/2034 ~	15	14
6.449% due 05/25/2034 ~	30	29
BCAP LLC Trust
0.000% due 02/26/2036 ~	233	0
5.250% due 02/26/2036 ~	1,308	494
5.250% due 06/26/2037	213	190
27.434% due 04/26/2037 ~	138	64
Bear Stearns ALT-A Trust
4.072% due 03/25/2036 ~	137	110
4.139% due 11/25/2036 ~	313	132
4.166% due 08/25/2036 •	739	645
4.186% due 08/25/2036 •	316	287
4.246% due 02/25/2034 •	26	24
4.286% due 04/25/2036 •	808	737
4.559% due 08/25/2036 ~	8	5
4.668% due 11/25/2035 ~	51	39
4.688% due 03/25/2036 ~	654	373
5.096% due 01/25/2036 ~	312	297

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2025 (Unaudited)

5.406% due 05/25/2035 ~	551	530
Bear Stearns ARM Trust
4.000% due 05/25/2034 ~	3	3
4.905% due 08/25/2035 ~	17	16
5.717% due 11/25/2034 ~	1	1
6.129% due 04/25/2034 ~	14	14
6.214% due 01/25/2034 ~	82	82
6.232% due 11/25/2034 ~	23	22
6.811% due 05/25/2034 ~	6	6
Bear Stearns Mortgage Funding Trust 4.226% due 01/25/2037 •	987	940
Chase Mortgage Finance Trust
6.159% due 06/25/2035 ~	9	9
6.731% due 02/25/2037 ~	5	5
ChaseFlex Trust
4.446% due 07/25/2037 •	330	294
6.000% due 02/25/2037	562	180
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates 4.260% due 08/25/2037 þ	1,117	957
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.076% due 05/25/2036 •	295	286
CHL Mortgage Pass-Through Trust
4.166% due 03/25/2037 ~	41	35
4.486% due 03/25/2035 •	65	63
4.506% due 02/25/2035 •	26	24
4.586% due 02/25/2035 •	456	431
4.606% due 09/25/2034 •	1	1
4.796% due 11/25/2034 ~	17	16
4.929% due 09/25/2034 ~	7	7
4.953% due 07/25/2034 ~	46	44
5.500% due 11/25/2035	42	21
5.500% due 07/25/2037	395	159
5.750% due 07/25/2037	1,450	648
5.750% due 08/25/2037	5,967	2,952
5.995% due 12/25/2033 ~	7	7
6.000% due 02/25/2036	298	95
6.000% due 03/25/2036	3	1
6.148% due 02/20/2036 •	373	352
6.224% due 02/20/2036 •	54	48
CHL Reperforming Loan Trust REMICS
4.186% due 06/25/2035 •	261	254
4.246% due 11/25/2034 •	6	6
Citicorp Mortgage Securities Trust 6.000% due 09/25/2037	47	48
Citigroup Mortgage Loan Trust, Inc.
4.701% due 11/25/2036 ~	185	159
5.395% due 08/25/2035 ~	102	97
5.840% due 09/25/2035 •	9	9
6.040% due 11/25/2035 •	119	119
6.711% due 02/25/2034 ~	3	3
6.824% due 09/25/2037 ~	36	35
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037	247	227
Countrywide Alternative Loan Trust
4.086% due 06/25/2036 •	381	368
4.126% due 04/25/2047 •	1,633	1,495
4.135% due 10/25/2035 ~	216	187
4.196% due 05/25/2036 •	888	328
4.196% due 05/25/2037 •	33	10
4.216% due 02/25/2037 •	6,941	1,892
4.226% due 09/25/2046 •	40	40
4.246% due 05/25/2036 •	793	610
4.246% due 06/25/2037 •	10	9
4.296% due 09/25/2035 •	1,949	1,210
4.308% due 07/20/2035 •	11	11
4.325% due 06/25/2037 ~	29	29
4.346% due 12/25/2035 •	2,005	775
4.346% due 05/25/2037 •	798	248
4.346% due 09/25/2046 •	812	683
4.406% due 12/25/2035 •	203	194
4.488% due 11/20/2035 •	1,187	1,087
4.546% due 05/25/2036 •	1,002	406
4.556% due 07/25/2036 •	794	254
4.596% due 08/25/2035 •	38	30
4.646% due 12/25/2035 •	233	197
4.746% due 12/25/2036 •	4,028	1,256
5.250% due 06/25/2035	8	6
5.500% due 04/25/2035	229	189
5.500% due 10/25/2035	183	93
5.500% due 11/25/2035	1,113	596
5.500% due 12/25/2035	162	80
5.500% due 01/25/2036	172	92
5.500% due 03/25/2036	38	16
5.509% due 01/25/2036 •	351	339
5.750% due 07/25/2035	1,135	700
6.000% due 04/25/2036	542	232

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2025 (Unaudited)

6.000% due 01/25/2037		636	316
6.000% due 02/25/2037		1,987	763
6.000% due 03/25/2037		662	221
6.000% due 08/25/2037		467	213
6.250% due 11/25/2036		299	219
6.500% due 09/25/2037		1,060	371
Countrywide Alternative Loan Trust Resecuritization 6.000% due 05/25/2036		353	189
Credit Suisse First Boston Mortgage Securities Corp.
4.868% due 03/25/2032 ~		23	23
6.000% due 01/25/2036		642	391
CSFB Mortgage-Backed Pass-Through Certificates 7.000% due 02/25/2034		17	18
CSMC Mortgage-Backed Trust
6.250% due 08/25/2036		288	103
7.000% due 08/25/2037 ~		793	364
CSMC Trust
3.431% due 11/10/2032		1,200	966
4.182% due 07/27/2037 ~		1,160	1,068
DBGS Mortgage Trust 5.410% due 10/15/2039 •		1,000	1,000
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.046% due 08/25/2037 •		3	3
4.086% due 08/25/2036 •		973	903
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust 4.146% due 04/25/2037 •		269	192
DSLA Mortgage Loan Trust
4.366% due 08/19/2045 •		7	6
4.949% due 03/19/2046 •		221	192
EMF-NL Prime BV 2.816% due 04/17/2041 •	EUR	311	364
Eurosail PLC 2.519% due 06/10/2044 •		4,518	5,279
First Horizon Alternative Mortgage Securities Trust
4.145% due 01/25/2036 ~		$1,970	937
4.636% due 03/25/2035 ~		14	8
5.005% due 06/25/2036 ~		170	134
5.251% due 04/25/2036 ~		132	109
First Horizon Mortgage Pass-Through Trust 5.998% due 08/25/2035 ~		64	42
GreenPoint Mortgage Funding Trust 4.386% due 11/25/2045 •		30	29
GreenPoint Mortgage Pass-Through Certificates 7.033% due 10/25/2033 ~		4	3
GreenPoint MTA Trust 4.286% due 06/25/2045 •		3	2
Grifonas Finance No. 1 PLC 2.344% due 08/28/2039 •	EUR	184	213
GSMPS Mortgage Loan Trust 4.196% due 03/25/2035 •		$25	23
GSR Mortgage Loan Trust
4.879% due 06/25/2034 ~		21	20
5.750% due 03/25/2036		119	108
5.750% due 01/25/2037		308	179
5.880% due 03/25/2033 •		1	1
6.000% due 02/25/2036		1,077	385
6.000% due 03/25/2037		624	307
6.000% due 05/25/2037		157	113
6.500% due 09/25/2036		318	136
HarborView Mortgage Loan Trust
4.026% due 11/19/2036 •		68	61
4.026% due 11/19/2046 •		17	13
4.326% due 06/19/2035 •		12	12
4.346% due 01/19/2036 •		803	518
4.406% due 02/19/2036 •		548	227
4.466% due 11/19/2035 •		227	146
4.666% due 11/19/2034 •		204	188
4.806% due 06/19/2045 •		2,253	996
5.346% due 10/19/2035 •		306	222
5.831% due 04/19/2034 ~		3	2
HomeBanc Mortgage Trust 4.702% due 04/25/2037 ~		3,427	3,091
Impac CMB Trust 4.506% due 03/25/2035 •		36	34
Impac Secured Assets Trust 4.546% due 05/25/2036 •		28	26
IndyMac IMSC Mortgage Loan Trust 3.792% due 06/25/2037 ~		430	256
IndyMac INDA Mortgage Loan Trust
3.941% due 12/25/2036 ~		16	12
5.256% due 01/25/2036 ~		297	280
IndyMac INDX Mortgage Loan Trust
3.533% due 01/25/2036 ~		184	166
4.068% due 06/25/2036 ~		383	340
4.166% due 04/25/2037 •		195	177
4.226% due 09/25/2046 •		14	13

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2025 (Unaudited)

4.246% due 11/25/2046 •		219	213
4.346% due 02/25/2037 •		1,044	690
4.373% due 12/25/2034 ~		152	144
4.855% due 10/25/2034 ~		482	460
JP Morgan Alternative Loan Trust
4.126% due 03/25/2037 •		337	293
4.206% due 06/25/2037 •		3,622	1,845
4.487% due 06/27/2037 •		159	93
4.746% due 05/25/2037 ~		500	440
5.500% due 11/25/2036 ~		1	0
5.843% due 05/26/2037 ~		2,127	1,679
6.810% due 08/25/2036 þ		446	441
JP Morgan Chase Commercial Mortgage Securities Trust
4.248% due 07/05/2033		1,300	1,240
4.597% due 04/15/2037 •		939	928
JP Morgan Mortgage Trust
0.000% due 05/25/2034 ~		25	25
4.837% due 11/25/2035 ~		123	96
5.191% due 07/25/2035 ~		7	7
5.419% due 04/25/2037 ~		16	12
5.750% due 01/25/2036		770	337
5.869% due 11/25/2033 ~		1	1
5.994% due 04/25/2036 ~		70	63
6.000% due 08/25/2037		9	4
6.250% due 07/25/2036		1,229	361
6.500% due 01/25/2036		407	210
6.500% due 08/25/2036		1,412	462
Lehman XS Trust 4.246% due 08/25/2046 •		721	715
MASTR Adjustable Rate Mortgages Trust
5.633% due 11/21/2034 ~		9	9
5.839% due 05/25/2034 ~		34	33
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 4.565% due 11/15/2031 •		12	12
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 4.305% due 12/15/2030 •		23	23
Merrill Lynch Mortgage Investors Trust
0.125% due 11/25/2029 ~(a)		282	0
4.312% due 03/25/2036 ~		568	265
5.348% due 02/25/2036 ~		196	192
6.041% due 02/25/2033 ~		4	4
7.000% due 05/25/2033 ~		1	1
Morgan Stanley Mortgage Loan Trust
3.550% due 07/25/2035 ~		68	61
3.768% due 12/25/2037 ~		880	564
4.100% due 08/25/2034 ~		27	25
4.106% due 03/25/2036 •		174	112
5.144% due 07/25/2035 ~		42	34
5.625% due 08/25/2034 ~		3	3
5.782% due 06/25/2036 ~		9	9
6.500% due 06/25/2036 ~		242	234
NAAC Reperforming Loan REMICS Trust Certificates 6.500% due 02/25/2035		301	262
Natixis Commercial Mortgage Securities Trust 3.858% due 04/10/2037		330	294
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		4,392	4,263
2.750% due 11/25/2059 ~		7,206	6,969
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.343% due 10/25/2035 ~		181	163
4.686% due 06/25/2037 •		2,831	2,395
Project Cashmere 4.543% due 12/30/2057 «(b)	AUD	39,600	26,427
RALI Trust
3.893% due 12/26/2034 ~		$143	47
4.096% due 02/25/2036 •		115	74
4.206% due 05/25/2036 •		640	592
4.216% due 12/25/2036 •		43	39
4.246% due 11/25/2036 •		144	104
4.346% due 08/25/2037 •		29	28
4.646% due 10/25/2045 •		101	71
4.893% due 02/25/2035 ~		426	377
5.077% due 01/25/2036 ~		968	646
6.000% due 06/25/2036		130	107
6.163% due 09/25/2037 ~		6,058	3,992
6.500% due 09/25/2037		171	143
RBSGC Structured Trust 5.500% due 11/25/2035 ~		1,326	1,107
RBSSP Resecuritization Trust
1.943% due 08/27/2037 •		81	80
4.309% due 06/27/2036 •		4,675	4,324
Residential Asset Securitization Trust
4.246% due 01/25/2046 •		1,465	401
4.296% due 02/25/2034 •		40	38
5.500% due 09/25/2035		80	34
5.500% due 12/25/2035		225	96

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2025 (Unaudited)

5.750% due 02/25/2036		784	275
6.000% due 07/25/2036		328	157
6.000% due 07/25/2037		1,358	491
RFMSI Trust
0.000% due 09/25/2036 ~		7	0
5.484% due 02/25/2036 ~		167	159
6.000% due 10/25/2036		234	191
6.500% due 03/25/2032		5	5
RMAC Securities No. 1 PLC 4.059% due 06/12/2044 •	GBP	328	433
Sequoia Mortgage Trust 3.544% due 09/20/2046 ~		$29	19
STRIPs III Ltd. 5.000% due 03/27/2049 ~		239	6
Structured Adjustable Rate Mortgage Loan Trust
4.062% due 04/25/2036 ~		255	131
4.166% due 10/25/2035 •		1,497	1,447
4.252% due 09/25/2036 ~		159	107
4.286% due 06/25/2037 •		811	767
4.479% due 10/25/2036 ~		265	131
4.709% due 01/25/2035 ~		39	38
5.201% due 03/25/2034 ~		3	3
5.429% due 01/25/2035 •		9	8
Structured Asset Mortgage Investments II Trust
3.966% due 08/25/2036 •		93	83
4.206% due 07/25/2046 •		1,235	1,088
4.266% due 05/25/2036 •		82	59
4.266% due 08/25/2036 •		449	378
4.306% due 05/25/2045 •		19	19
4.346% due 07/19/2035 •		36	36
4.406% due 02/25/2036 •		127	109
4.426% due 07/19/2034 •		1	1
4.446% due 08/25/2036 •		436	326
4.546% due 03/19/2034 •		1	1
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 6.561% due 03/25/2033 ~		14	13
Thornburg Mortgage Securities Trust
5.396% due 10/25/2043 ~		39	37
5.413% due 06/25/2037 •		7,825	6,745
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~		10,279	9,928
Wachovia Mortgage Loan Trust LLC 6.708% due 10/20/2035 ~		119	115
WaMu Mortgage Pass-Through Certificates Trust
3.665% due 10/25/2036 ~		14	13
3.713% due 05/25/2046 •		66	55
3.865% due 10/25/2036 ~		341	303
3.878% due 12/25/2046 •		127	114
3.897% due 12/25/2046 •		221	204
3.898% due 07/25/2037 ~		180	162
3.930% due 06/25/2037 ~		697	611
3.979% due 03/25/2037 ~		11,889	10,327
4.104% due 05/25/2037 ~		18	14
4.386% due 12/25/2045 •		2	2
4.426% due 12/25/2045 •		217	200
4.759% due 01/25/2047 •		58	56
4.774% due 01/25/2036 ~		266	258
4.779% due 06/25/2047 •		29	27
4.916% due 03/25/2035 ~		58	58
5.009% due 06/25/2046 •		364	346
5.229% due 11/25/2042 •		4	4
5.429% due 06/25/2042 •		60	57
5.429% due 08/25/2042 •		31	30
5.502% due 08/25/2035 ~		141	147
5.696% due 09/25/2033 ~		2	2
5.731% due 06/25/2033 ~		24	24
5.778% due 03/25/2033 ~		18	18
5.974% due 10/25/2034 ~		50	49
6.112% due 12/25/2032 ~		1,137	1,112
6.166% due 03/25/2034 ~		1	1
Warwick Finance Residential Mortgages Number Three PLC
0.000% due 12/21/2049	GBP	0	792
4.712% due 12/21/2049 •		1,819	2,454
5.412% due 12/21/2049 •		910	1,231
5.912% due 12/21/2049 •		455	612
6.412% due 12/21/2049 •		260	349
6.912% due 12/21/2049 •		260	346
Washington Mutual Mortgage Pass-Through Certificates Trust
4.546% due 01/25/2036 •		$1,831	1,489
4.799% due 04/25/2047 •		2,294	1,934
5.500% due 11/25/2035		78	64
5.750% due 11/25/2035		457	434
6.000% due 10/25/2035		276	221
Washington Mutual MSC Mortgage Pass-Through Certificates Trust 4.591% due 06/25/2033 ~		11	10

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Wells Fargo Alternative Loan Trust 4.196% due 06/25/2037 •	514	376
Wells Fargo Commercial Mortgage Trust 3.749% due 06/15/2036 ~	1,400	1,317
Wells Fargo Mortgage-Backed Securities Trust 6.064% due 04/25/2036 ~	23	23

Total Non-Agency Mortgage-Backed Securities (Cost $193,127)		172,910

ASSET-BACKED SECURITIES 13.4%
HOME EQUITY OTHER 6.6%
ABFC Trust
4.146% due 05/25/2037 •	8,321	7,849
4.546% due 06/25/2034 •	228	229
4.846% due 06/25/2037 •	31	27
4.896% due 03/25/2034 •	524	510
4.971% due 12/25/2032 •	104	104
ACE Securities Corp. Home Equity Loan Trust
4.086% due 08/25/2036 •	2,788	635
4.166% due 08/25/2036 •	1,495	341
4.246% due 12/25/2036 •	4,732	1,197
4.821% due 11/25/2033 •	103	106
Aegis Asset-Backed Securities Trust 4.846% due 03/25/2035 •	92	88
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 4.971% due 11/25/2034 •	870	853
Amortizing Residential Collateral Trust 4.546% due 10/25/2031 •	121	120
Argent Securities Trust
3.956% due 09/25/2036 •	343	112
3.996% due 09/25/2036 •	810	263
4.146% due 06/25/2036 •	3,267	895
4.146% due 07/25/2036 •	1,943	526
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 3.311% due 02/25/2034 •	370	399
Asset-Backed Securities Corp. Home Equity Loan Trust 4.941% due 02/25/2035 •	246	253
Bayview Financial Revolving Asset Trust 4.772% due 02/28/2040 •	41	40
Bear Stearns Asset-Backed Securities I Trust 4.166% due 08/25/2036 •	1,901	1,862
Bear Stearns Asset-Backed Securities Trust 4.846% due 11/25/2042 •	2	2
C-BASS Mortgage Loan Trust 3.267% due 03/25/2037 þ	7,238	2,642
C-BASS Trust 4.146% due 11/25/2036 •	774	354
Carrington Mortgage Loan Trust
4.006% due 10/25/2036 •	696	544
4.326% due 06/25/2036 •	1,708	1,656
4.746% due 05/25/2034 •	650	686
CIT Mortgage Loan Trust 5.346% due 10/25/2037 •	7,271	7,389
Citigroup Mortgage Loan Trust, Inc.
4.166% due 09/25/2036 •	7,854	6,118
4.166% due 12/25/2036 •	1,518	1,063
Countrywide Asset-Backed Certificates 4.526% due 12/25/2036 •	132	110
Countrywide Asset-Backed Certificates Trust
4.466% due 09/25/2037 •	1,685	1,427
4.566% due 07/25/2034 •	10	11
5.346% due 02/25/2035 •	609	609
Credit Suisse First Boston Mortgage Securities Corp. 4.379% due 01/25/2032 •	1	1
Delta Funding Home Equity Loan Trust 7.790% due 05/25/2030 þ	39	39
Fieldstone Mortgage Investment Trust 4.389% due 11/25/2036 •	1,235	813
Fremont Home Loan Trust
4.106% due 11/25/2036 •	4,497	1,579
4.146% due 01/25/2037 •	1,256	580
4.326% due 02/25/2037 •	3,272	997
4.346% due 05/25/2036 •	7,739	5,088
4.716% due 05/25/2034 •	2,410	2,406
GE-WMC Mortgage Securities Trust 4.146% due 08/25/2036 •	2,171	923
GSAA Home Equity Trust
4.406% due 07/25/2037 •	31,412	17,160
4.746% due 08/25/2037 •	15	15
4.999% due 09/25/2035 ~	69	65
GSAMP Trust
3.946% due 12/25/2046 •	914	457
4.046% due 12/25/2046 •	3,337	1,668
4.146% due 09/25/2036 •	1,330	462

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2025 (Unaudited)

4.146% due 12/25/2046 •	2,147	1,073
4.306% due 12/25/2046 •	413	206
4.326% due 08/25/2036 •	634	551
4.386% due 04/25/2036 •	1,890	1,292
Home Equity Loan Trust 4.186% due 04/25/2037 •	3,000	2,715
Home Equity Mortgage Loan Asset-Backed Trust
4.086% due 04/25/2037 •	1,582	1,084
4.166% due 07/25/2037 •	2,359	1,327
4.246% due 07/25/2037 •	2,434	1,369
Home Equity Mortgage Trust 5.867% due 07/25/2036 þ	130	11
HSI Asset Securitization Corp. Trust
4.036% due 01/25/2037 •	1,288	930
4.066% due 12/25/2036 •	3,236	791
4.186% due 12/25/2036 •	936	218
4.286% due 12/25/2036 •	6,926	1,615
IXIS Real Estate Capital Trust 4.306% due 01/25/2037 •	3,773	1,242
JP Morgan Mortgage Acquisition Trust
4.146% due 07/25/2036 •	1,172	550
4.166% due 07/25/2036 •	1,209	332
6.630% due 07/25/2036 þ	962	250
Long Beach Mortgage Loan Trust
4.446% due 02/25/2036 •	1,390	1,245
5.481% due 07/25/2032 •	72	72
MASTR Asset-Backed Securities Trust
3.946% due 10/25/2036 •	838	274
3.946% due 11/25/2036 •	50	15
4.146% due 08/25/2036 •	766	271
4.326% due 03/25/2036 •	2,264	1,351
4.326% due 10/25/2036 •	1,298	1,178
4.596% due 10/25/2035 •	480	476
Merrill Lynch Mortgage Investors Trust
3.711% due 02/25/2037 þ	1,490	158
4.066% due 08/25/2037 •	1,542	760
4.146% due 08/25/2037 •	9,305	4,584
4.746% due 02/25/2047 •	383	222
Morgan Stanley ABS Capital I, Inc. Trust
3.906% due 12/25/2036 •	2,740	1,383
3.956% due 03/25/2037 •	1,240	530
3.986% due 11/25/2036 •	7,426	3,572
3.996% due 10/25/2036 •	16,677	8,764
3.996% due 11/25/2036 •	2,335	1,386
3.996% due 12/25/2036 •	606	306
4.026% due 02/25/2037 •	1,909	609
4.046% due 02/25/2037 •	49	22
4.066% due 11/25/2036 •	4,015	1,931
4.096% due 03/25/2037 •	13,296	5,689
4.146% due 09/25/2036 •	8,831	3,058
4.166% due 09/25/2036 •	1,470	632
4.206% due 02/25/2037 •	1,372	437
4.326% due 06/25/2036 •	791	399
4.346% due 08/25/2036 •	101	51
4.896% due 09/25/2033 •	278	287
4.896% due 06/25/2035 •	4,000	3,777
Morgan Stanley Home Equity Loan Trust 3.946% due 12/25/2036 •	1,214	583
New Century Home Equity Loan Trust 6.846% due 01/25/2033 •	212	187
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.506% due 10/25/2036 •	3,974	717
4.646% due 02/25/2037 •	389	105
NovaStar Mortgage Funding Trust
4.146% due 09/25/2036 •	2,816	1,104
4.186% due 11/25/2036 •	6,743	2,052
4.266% due 01/25/2037 •	2,676	889
4.346% due 10/25/2036 •	1,017	471
Option One Mortgage Loan Trust
3.976% due 07/25/2037 •	748	497
4.026% due 04/25/2037 •	822	408
4.086% due 04/25/2037 •	860	495
4.096% due 07/25/2037 •	1,012	673
4.286% due 01/25/2037 •	654	385
4.346% due 03/25/2037 •	451	223
Ownit Mortgage Loan Trust
3.157% due 10/25/2035 þ	527	295
4.369% due 05/25/2037 •	1,398	1,180
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 5.646% due 12/25/2034 •	288	285
People's Financial Realty Mortgage Securities Trust 3.986% due 09/25/2036 •	2,187	526
Renaissance Home Equity Loan Trust
2.613% due 09/25/2037 þ	5,265	3,741
5.612% due 04/25/2037 þ	3,801	951

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Residential Asset Securities Corporation Trust
4.366% due 07/25/2036 •		10,419	9,481
4.386% due 07/25/2036 •		1,976	1,766
4.881% due 08/25/2035 •		866	868
Saxon Asset Securities Trust 1.432% due 03/25/2035 •		46	40
Securitized Asset-Backed Receivables LLC Trust 4.611% due 02/25/2034 •		223	223
SG Mortgage Securities Trust
4.146% due 10/25/2036 •		1,846	1,768
4.266% due 10/25/2036 •		2,300	1,843
4.386% due 02/25/2036 •		4,705	2,349
Soundview Home Loan Trust
4.066% due 02/25/2037 •		3,970	1,055
4.406% due 10/25/2036 •		1,549	1,547
4.796% due 09/25/2037 •		1,614	1,382
Structured Asset Investment Loan Trust
4.566% due 10/25/2035 •		212	209
4.821% due 01/25/2035 •		1,713	1,648
4.971% due 01/25/2035 •		606	546
5.226% due 04/25/2033 •		36	37
5.421% due 01/25/2035 •		684	593
5.571% due 01/25/2035 •		627	271
Structured Asset Securities Corp. Trust 4.536% due 09/25/2035 •		4,042	3,913
Washington Mutual Asset-Backed Certificates Trust 4.326% due 05/25/2036 •		1,111	882

			176,456

HOME EQUITY SEQUENTIAL 0.1%
ABFC Trust
4.066% due 01/25/2037 •		2,232	1,258
4.166% due 01/25/2037 •		1,072	604
C-BASS Trust 3.091% due 01/25/2037 þ		1,082	299
Saxon Asset Securities Trust 4.186% due 10/25/2046 •		182	179

			2,340

MANUFACTURING HOUSE SEQUENTIAL 0.1%
Conseco Finance Securitizations Corp. 7.770% due 09/01/2031 þ		1,936	1,971

WHOLE LOAN COLLATERAL 0.9%
Bear Stearns Asset-Backed Securities I Trust 5.750% due 11/25/2034 þ		396	356
Bear Stearns Asset-Backed Securities Trust
4.646% due 09/25/2046 •		213	207
5.500% due 08/25/2036		17	18
6.500% due 10/25/2036		4,756	1,569
First Franklin Mortgage Loan Trust
4.017% due 07/25/2034 •		22	22
4.671% due 05/25/2034 •		180	176
4.791% due 03/25/2035 •		464	512
GSAMP Trust 3.401% due 11/25/2034 •		490	478
Lehman XS Trust 4.366% due 05/25/2046 •		20,272	18,502
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 4.606% due 12/25/2035 •		1,245	1,237
RAAC Trust 4.446% due 06/25/2044 •		145	135
Securitized Asset-Backed Receivables LLC Trust 4.346% due 03/25/2036 •		2,213	1,404
Specialty Underwriting & Residential Finance Trust
4.086% due 03/25/2037 •		576	299
4.146% due 09/25/2037 •		3,636	1,259

			26,174

OTHER ABS 5.7%
ARES European CLO X DAC 2.789% due 10/15/2031 •	EUR	4,886	5,746
ARES European CLO XII DAC 2.854% due 04/20/2032 •		2,605	3,064
ARES LXII CLO Ltd. 4.928% due 01/25/2034 •		$2,700	2,700
ARES XXXIX CLO Ltd. 5.304% due 07/18/2037 •		7,000	7,025
Atlas Senior Loan Fund XVI Ltd. 5.019% due 01/20/2034 •		2,100	2,100
Atlas Senior Loan Fund XVII Ltd. 4.944% due 10/20/2034 •		1,000	998

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Aurium CLO IV DAC 2.751% due 01/16/2031 •	EUR	4,665	5,486
Bain Capital Credit CLO Ltd.
4.850% due 04/23/2035 •		$3,200	3,199
5.274% due 10/16/2037 •		1,200	1,204
Barings Euro CLO DAC 0.000% due 08/15/2039 •(b)	EUR	2,000	2,350
Belle Haven ABS CDO Ltd. 7.360% due 11/03/2044 •		$33,772	8,772
Benefit Street Partners CLO XXII Ltd. 5.034% due 04/20/2035 •		1,000	1,000
BlueMountain CLO XXXIV Ltd. 5.034% due 04/20/2035 •		3,200	3,202
Cairn CLO X DAC 2.789% due 10/15/2031 •	EUR	2,968	3,490
Capital Four CLO X DAC 3.279% due 10/25/2038 •		2,800	3,293
Carlyle Euro CLO DAC
2.709% due 01/15/2031 •		2,448	2,878
2.954% due 08/15/2032 •		1,313	1,545
Carlyle U.S. CLO Ltd. 4.938% due 01/25/2035 •		$700	700
Cedar Funding VI CLO Ltd. 4.974% due 04/20/2034 •		1,500	1,500
CIFC Funding Ltd.
5.077% due 10/24/2030 •		1,447	1,449
5.202% due 04/17/2035 •		6,900	6,912
Citius I Funding Ltd. 7.250% due 05/05/2046 «•		435,816	0
CVC Cordatus Loan Fund XII DAC 0.000% due 01/23/2039 •(b)	EUR	1,500	1,763
Dryden 95 CLO Ltd. 4.929% due 08/20/2034 •		$2,900	2,899
Golub Capital Partners CLO 50B-R Ltd. 4.994% due 04/20/2035 •		2,500	2,500
Grosvenor Place CLO DAC 3.383% due 08/15/2039 •	EUR	2,300	2,703
Hayfin Emerald CLO VI DAC 3.259% due 10/15/2038 •		4,000	4,705
Kennedy Lewis CLO 8 Ltd. 5.264% due 01/20/2038 •		$6,000	6,023
KKR CLO 16 Ltd. 4.988% due 10/20/2034 •		6,995	6,997
Madison Park Funding XLVI Ltd. 4.905% due 10/15/2034 •		3,300	3,298
Magnetite XLII Ltd. 5.168% due 01/25/2038 •		1,000	1,003
MV Credit Euro CLO III DAC 3.364% due 02/15/2038 •	EUR	2,700	3,173
Navesink CLO 2 Ltd. 0.000% due 01/15/2036 •(b)		$1,500	1,500
Nelnet Student Loan Trust
4.439% due 03/23/2037 •		41	41
4.685% due 10/25/2033 •		74	73
Neuberger Berman Loan Advisers CLO 45 Ltd. 4.972% due 10/14/2036 •		1,800	1,799
Palmer Square European Loan Funding DAC 3.214% due 02/15/2035 •	EUR	6,246	7,346
Penta CLO 9 DAC 2.915% due 07/25/2036 •		2,000	2,350
Post CLO Ltd. 4.985% due 10/15/2034 •		$1,250	1,250
Rad CLO 16 Ltd. 5.455% due 07/15/2037 •		1,500	1,507
Romark CLO Ltd. 5.151% due 10/23/2030 •		149	149
Sierra Madre Funding Ltd.
4.278% due 09/07/2039 •		10,504	5,787
4.298% due 09/07/2039 •		24,516	13,537
Signal Peak CLO 8 Ltd. 5.274% due 10/20/2037 •		2,125	2,132
SLM Student Loan Trust
5.489% due 06/25/2043 •		103	99
5.489% due 09/25/2076 •		104	102
5.789% due 11/25/2070 •		141	142
Symphony CLO 36 Ltd. 0.000% due 01/20/2036 •(b)		2,200	2,200
Talon Funding Ltd. 7.490% due 06/05/2035 •		1,445	223
Triaxx Prime CDO Ltd. 4.590% due 10/02/2039 •		3,599	32
Trinitas CLO VI Ltd. 4.968% due 01/25/2034 •		2,200	2,201
Vibrant CLO XI Ltd. 5.266% due 07/20/2032 •		812	812

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Voya CLO Ltd. 4.944% due 04/20/2034 •		3,900	3,900
Wind River CLO Ltd. 4.994% due 07/20/2034 •		1,400	1,400

			152,259

Total Asset-Backed Securities (Cost $486,939)			359,199

SOVEREIGN ISSUES 19.9%
Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	710,000	775
5.000% due 03/01/2035		180,000	195
5.800% due 10/01/2029		1,495,000	1,703
6.000% due 04/01/2033		475,000	548
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2026 (g)	BRL	521,500	92,061
Colombia TES
1.000% due 09/18/2030	COP	73,384,900	15,957
1.000% due 01/24/2035		82,274,600	20,259
2.250% due 04/18/2029 (h)		5,480,417	1,283
6.500% due 01/22/2031 (h)		81,967,983	21,612
11.000% due 08/22/2029		48,111,500	12,041
11.750% due 01/24/2035		74,010,300	18,248
12.750% due 11/28/2040		19,313,300	5,014
13.250% due 02/09/2033		16,001,700	4,293
Costa Rica Government International Bonds 5.500% due 11/21/2030	EUR	1,500	1,808
Development Bank of Kazakhstan JSC 18.400% due 10/16/2028	KZT	474,000	971
Dominican Republic International Bonds
5.300% due 01/21/2041		$2,050	1,862
10.500% due 03/15/2037	DOP	11,400	194
10.750% due 06/01/2036		58,800	1,016
Eagle Funding Luxco SARL 5.500% due 08/17/2030		$5,100	5,201
Israel Government International Bonds
5.375% due 03/12/2029		10,500	10,821
5.375% due 02/19/2030		5,400	5,592
Japan Government Forty Year Bonds 2.200% due 03/20/2064	JPY	1,181,000	5,489
Japan Government Thirty Year Bonds 2.300% due 12/20/2054		2,030,000	10,409
Japan Government Twenty Year Bonds 2.000% due 12/20/2044		2,710,000	15,056
Mexico Government International Bonds
5.400% due 02/09/2028		$1,000	1,025
5.850% due 07/02/2032		1,800	1,852
6.000% due 05/13/2030		2,700	2,834
6.350% due 02/09/2035		2,600	2,731
New Zealand Government Bonds Inflation-Linked 3.000% due 09/20/2030 (h)	NZD	5,875	3,586
Peru Government Bonds
6.850% due 08/12/2035	PEN	4,100	1,315
7.300% due 08/12/2033		97,900	33,238
Peru Government International Bonds
5.400% due 08/12/2034		42,200	12,529
6.150% due 08/12/2032		150,200	48,223
6.900% due 08/12/2037		44,400	13,827
6.950% due 08/12/2031		98,246	32,497
Republic of South Africa Government Bonds
7.000% due 02/28/2031	ZAR	629,025	37,162
8.000% due 01/31/2030		149,700	9,245
8.250% due 03/31/2032		58,600	3,630
8.500% due 01/31/2037		280,500	16,839
8.875% due 02/28/2035 (n)		305,300	19,240
9.000% due 01/31/2040		266,700	16,168
Republic of South Africa Government International Bonds 4.850% due 09/30/2029		$10,000	10,019
Romania Government International Bonds 1.750% due 07/13/2030	EUR	3,600	3,827
Saudi Government International Bonds 5.375% due 01/13/2031		$2,200	2,309
Turkiye Government International Bonds 7.625% due 05/15/2034		5,500	5,989

Total Sovereign Issues (Cost $494,244)			530,493

		SHARES
COMMON STOCKS 0.0%
COMMUNICATION SERVICES 0.0%
SES SA «(e)		22,273	346

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2025 (Unaudited)

FINANCIALS 0.0%
Stichting Administratiekantoor (e)	11,319	0

Total Common Stocks (Cost $11)		346

WARRANTS 0.0%
ENERGY 0.0%
Constellation Oil Services Holding SA - Exp. 06/10/2071 «(l)	1	0

Total Warrants (Cost $0)		0

CONVERTIBLE PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Wells Fargo & Co. 7.500%	3,500	4,242

Total Convertible Preferred Securities (Cost $4,179)		4,242

PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
AGFC Capital Trust I 5.916% (US0003M + 1.750%) due 01/15/2067	6,600,000	4,403
Nationwide Building Society 10.250%	4,096	720
Wells Fargo & Co. 3.900% due 03/15/2026 (i)	400,000	399

Total Preferred Securities (Cost $4,966)		5,522

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 18.1%
COMMERCIAL PAPER 1.5%
Air Lease Corp.
4.000% due 01/14/2026	$350	349
4.180% due 01/07/2026	1,600	1,599
4.180% due 01/09/2026	550	549
4.300% due 01/08/2026	850	849
Alimentation Couche-Tard, Inc. 4.110% due 01/08/2026	550	550
AMETEK, Inc.
4.020% due 01/12/2026	1,350	1,348
4.150% due 01/06/2026	1,700	1,699
Becton Dickinson & Co. 4.030% due 01/14/2026	400	399
Conagra Brands, Inc.
4.050% due 01/05/2026	300	300
4.050% due 01/12/2026	250	250
4.100% due 01/13/2026	250	250
4.130% due 01/07/2026	1,050	1,049
Crown Castle, Inc.
4.140% due 01/22/2026	500	499
4.150% due 01/20/2026	5,400	5,387
4.150% due 01/21/2026	600	599
4.150% due 01/22/2026	900	898
Edison International
4.250% due 01/02/2026	700	700
4.550% due 01/05/2026	700	700
4.550% due 01/06/2026	300	300
4.550% due 01/07/2026	300	300
Enbridge U.S., Inc.
4.040% due 01/02/2026	450	450
4.040% due 01/07/2026	900	899
Equifax, Inc. 4.060% due 01/09/2026	250	250
ERAC USA Finance LLC 4.200% due 01/12/2026	500	499
Fidelity National Information Services, Inc.
3.950% due 01/07/2026	250	250
3.950% due 01/14/2026	350	350
HA Sustainable Infrastructure Capital, Inc.
4.150% due 01/08/2026	650	649
4.600% due 01/06/2026	250	250

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2025 (Unaudited)

HCA, Inc.
4.100% due 01/20/2026		1,500	1,497
4.100% due 01/21/2026		300	299
4.100% due 01/26/2026		350	349
4.120% due 01/20/2026		250	249
4.120% due 02/02/2026		750	747
4.120% due 02/04/2026		500	498
4.120% due 02/12/2026		1,750	1,741
4.300% due 01/13/2026		300	300
Jabil, Inc.
4.130% due 01/07/2026		800	799
4.130% due 01/12/2026		500	499
4.130% due 01/14/2026		1,650	1,647
4.150% due 01/07/2026		300	300
4.150% due 01/13/2026		350	349
Keurig Dr. Pepper, Inc.
4.000% due 01/07/2026		900	899
4.240% due 01/09/2026		1,650	1,648
Marriott International, Inc. 4.020% due 01/02/2026		500	500
Oracle Corp. 4.220% due 01/16/2026		1,750	1,747
San Diego Gas & Electric Co. 3.940% due 01/20/2026		350	349
Southern California Edison Co.
4.550% due 01/05/2026		2,200	2,199
4.550% due 01/15/2026		250	250

			39,037

		SHARES
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.850% (k)		1,104,844	1,105

		PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (m) 16.2%			431,230

NIGERIA TREASURY BILLS 0.4%
31.351% due 06/11/2026 - 06/29/2026 (f)(g)	NGN	17,233,030	10,837

U.S. TREASURY BILLS 0.0%
3.675% due 03/31/2026 - 04/21/2026 (f)(g)(r)		$1,256	1,244

Total Short-Term Instruments (Cost $481,709)			483,453

Total Investments in Securities (Cost $4,181,764)			4,063,411

		SHARES
INVESTMENTS IN AFFILIATES 21.2%
SHORT-TERM INSTRUMENTS 21.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 21.2%
PIMCO Short Asset Portfolio		13,082,696	128,433
PIMCO Short-Term Floating NAV Portfolio III		44,991,473	438,262

Total Short-Term Instruments (Cost $565,876)			566,695

Total Investments in Affiliates (Cost $565,876)			566,695

Total Investments 173.4% (Cost $4,747,641)			$4,630,106
Financial Derivative Instruments (o)(q) 0.3%(Cost or Premiums, net $108,026)			8,233
Other Assets and Liabilities, net (73.7)%			(1,968,912)

Net Assets 100.0%			$2,669,427

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^					Security is in default.
«					Security valued using significant unobservable inputs (Level 3).
µ					All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					Security is an Interest Only ("IO") or IO Strip.
(b)					When-issued security.
(c)					Payment in-kind security.
(d)					Security is not accruing income as of the date of this report.
(e)					Security did not produce income within the last twelve months.
(f)					Coupon represents a weighted average yield to maturity.
(g)					Zero coupon security.
(h)					Principal amount of security is adjusted for inflation.
(i)					Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)					Contingent convertible security.
(k)					Coupon represents a 7-Day Yield.
(l)					RESTRICTED SECURITIES:
Issuer Description					Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Constellation Oil Services Holding SA - Exp. 06/10/2071					06/10/2022	$0	$0	0.00%
Corp0hrg05.330% due 06/07/2035					03/11/2025	600	617	0.02
Hardwood Funding LLC4.840% due 06/07/2028					03/11/2025	1,300	1,314	0.05
Hardwood Funding LLC5.160% due 06/07/2032					03/11/2025	2,400	2,455	0.09

						$4,300	$4,386	0.16%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(m)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	3.150%	12/12/2025	03/04/2026	$1,094	Gray Media, Inc. 5.375% due 11/15/2031	$(1,061)	$1,094	$1,096
					Herc Holdings, Inc. 7.250% due 06/15/2033	(50)
	3.250	12/12/2025	03/04/2026	217	American Axle & Manufacturing, Inc. 5.000% due 10/01/2029	(220)	217	217
	3.300	12/12/2025	03/04/2026	398	Adient Global Holdings Ltd. 8.250% due 04/15/2031	(401)	398	399
	3.350	12/12/2025	03/04/2026	1,019	Caesars Entertainment, Inc. 4.625% due 10/15/2029	(848)	1,019	1,021
					Six Flags Entertainment Corp. 5.250% due 07/15/2029	(180)
	3.370	12/12/2025	03/04/2026	516	Chemours Co. 5.375% due 05/15/2027	(185)	516	517
					Owens-Brockway Glass Container, Inc. 7.250% due 05/15/2031	(335)
	3.400	12/12/2025	03/04/2026	1,401	Darling Ingredients, Inc. 6.000% due 06/15/2030	(790)	1,401	1,404
					Terex Corp. 6.250% due 10/15/2032	(598)
	3.410	12/12/2025	03/04/2026	4,448	Energizer Holdings, Inc. 4.375% due 03/31/2029	(1,185)	4,448	4,457
					Herc Holdings, Inc. 6.625% due 06/15/2029	(601)
					Perrigo Finance Unlimited Co. 6.125% due 09/30/2032	(2,674)
	3.420	12/12/2025	03/04/2026	2,781	Marriott Ownership Resorts, Inc. 6.500% due 10/01/2033	(1,079)	2,781	2,786
					NCL Corp. Ltd. 5.875% due 01/15/2031	(608)
					Science Applications International Corp. 5.875% due 11/01/2033	(1,133)
	3.420	12/24/2025	03/04/2026	1,136	Cleveland-Cliffs, Inc. 6.750% due 04/15/2030	(1,148)	1,136	1,137
	3.430	12/12/2025	03/04/2026	288	Celanese U.S. Holdings LLC 6.830% due 07/15/2029	(293)	288	289

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2025 (Unaudited)

	3.790	01/02/2026	01/05/2026		72,800	U.S. Treasury Notes 3.500% due 11/30/2030	(74,251)	72,800	72,800
	3.870	12/31/2025	01/02/2026		67,500	U.S. Treasury Notes 3.875% due 07/31/2030	(68,760)	67,500	67,514
BPS	3.410	12/12/2025	01/30/2026		969	Sirius XM Radio LLC 3.125% due 09/01/2026	(402)	969	971
						Tenet Healthcare Corp. 6.125% due 10/01/2028	(571)
BRC	1.500	12/12/2025	01/30/2026		1,360	Acadia Healthcare Co., Inc. 7.375% due 03/15/2033	(196)	1,360	1,361
						Caesars Entertainment, Inc. 6.000% due 10/15/2032	(1,183)
	3.300	12/12/2025	01/30/2026		468	Adient Global Holdings Ltd. 7.500% due 02/15/2033	(472)	468	469
	3.350	12/12/2025	01/30/2026		472	Goodyear Tire & Rubber Co. 5.000% due 07/15/2029	(481)	472	473
	3.380	12/12/2025	01/30/2026		296	Cinemark USA, Inc. 5.250% due 07/15/2028	(14)	296	296
						Olin Corp. 5.000% due 02/01/2030	(194)
						Sonic Automotive, Inc. 4.625% due 11/15/2029	(89)
	3.390	12/12/2025	01/30/2026		2,016	Adient Global Holdings Ltd. 8.250% due 04/15/2031	(2,032)	2,016	2,020
	3.400	12/12/2025	01/30/2026		4,859	Goodyear Tire & Rubber Co. 4.875% due 03/15/2027	(586)	4,859	4,867
						Hillenbrand, Inc. 6.250% due 02/15/2029	(419)
						Kennedy-Wilson, Inc. 4.750% due 02/01/2030	(2,925)
						Organon & Co. 5.125% due 04/30/2031	(168)
						Perrigo Finance Unlimited Co. 4.900% - 6.125% due 06/15/2030 - 09/30/2032	(739)
	3.400	12/17/2025	01/30/2026		99	Celanese U.S. Holdings LLC 6.850% due 11/15/2028	(99)	99	99
	3.420	12/12/2025	01/30/2026		9,130	Atkore, Inc. 4.250% due 06/01/2031	(1,060)	9,130	9,148
						KIOXIA Holdings Corporation 6.625% due 07/24/2033	(1,070)
						Kaiser Aluminum Corp. 5.875% due 03/01/2034	(1,115)
						NCL Corp. Ltd. 6.750% due 02/01/2032	(842)
						NRG Energy, Inc. 6.000% - 6.250% due 11/01/2034 - 01/15/2036	(2,169)
						Nabors Industries, Inc. 9.125% due 01/31/2030	(653)
						Rogers Communications, Inc. 5.250% due 03/15/2082	(53)
						Vistra Operations Co. LLC 6.875% due 04/15/2032	(1,068)
						Williams Scotsman, Inc. 7.375% due 10/01/2031	(1,170)
	3.420	12/17/2025	01/30/2026		5,938	Acushnet Co. 5.625% due 12/01/2033	(714)	5,938	5,947
						Cleveland-Cliffs, Inc. 7.500% due 09/15/2031	(1,186)
						Commercial Metals Co. 5.750% due 11/15/2033	(1,132)
						Kaiser Aluminum Corp. 5.875% due 03/01/2034	(405)
						Kioxia Holdings Corp. 6.250% due 07/24/2030	(846)
						Lindblad Expeditions LLC 7.000% due 09/15/2030	(1,176)
						MGM Resorts International 6.125% due 09/15/2029	(523)
	3.420	12/24/2025	01/30/2026		1,115	Herc Holdings, Inc. 5.750% due 03/15/2031	(1,120)	1,115	1,116
	3.430	12/12/2025	01/30/2026		522	Cleveland-Cliffs, Inc. 7.000% due 03/15/2032	(314)	522	523
						Kioxia Holdings Corp. 6.250% due 07/24/2030	(211)
	6.800	12/05/2025	01/09/2026	ZAR	323,758	Republic of South Africa Government Bonds 8.750% due 02/28/2048	(28,878)	19,550	19,653
BRC	6.800	01/09/2026	TBD(2)		311,724	Republic of South Africa Government Bonds 8.750% due 02/28/2048	(28,878)	18,824	18,824
BUS	2.230	12/16/2025	01/06/2026	CAD	20,000	Province of Ontario 1.900% due 12/02/2051	(14,971)	14,571	14,586
BYR	3.250	12/12/2025	01/30/2026		$206	Sonic Automotive, Inc. 4.625% due 11/15/2029	(208)	206	206
	3.350	12/12/2025	01/30/2026		385	Acadia Healthcare Co., Inc. 5.000% due 04/15/2029	(185)	384	385
						Rogers Communications, Inc. 5.250% due 03/15/2082	(203)
	3.400	12/12/2025	01/30/2026		2,389	AdaptHealth LLC 4.625% due 08/01/2029	(197)	2,389	2,394
						Energizer Holdings, Inc. 4.375% due 03/31/2029	(1,185)
						Perrigo Finance Unlimited Co. 4.900% due 06/15/2030	(194)
						WESCO Distribution, Inc. 6.375% due 03/15/2033	(824)
DEU	(2.500)	12/12/2025	01/30/2026		1,601	Service Properties Trust 4.375% due 02/15/2030	(1,643)	1,601	1,599
	2.500	12/12/2025	01/30/2026		1,796	Goodyear Tire & Rubber Co. 5.625% due 04/30/2033	(1,828)	1,796	1,798
	3.150	12/12/2025	01/30/2026		2,655	Owens-Brockway Glass Container, Inc. 7.250% due 05/15/2031	(2,681)	2,655	2,660
	3.240	12/12/2025	01/30/2026		1,983	Hillenbrand, Inc. 6.250% due 02/15/2029	(1,990)	1,983	1,987
	3.350	12/24/2025	01/30/2026		273	CommScope LLC 4.750% due 09/01/2029	(273)	272	273
	3.380	12/12/2025	01/30/2026		2,484	Goodyear Tire & Rubber Co. 5.000% due 07/15/2029	(2,530)	2,484	2,489
	3.400	12/12/2025	01/30/2026		9,653	Acadia Healthcare Co., Inc. 5.000% due 04/15/2029	(166)	9,653	9,672
						Bath & Body Works, Inc. 6.625% due 10/01/2030	(780)
						Cascades, Inc. 6.750% due 07/15/2030	(1,188)
						Celanese U.S. Holdings LLC 6.830% due 07/15/2029	(1,622)
						Chemours Co. 5.375% due 05/15/2027	(1,922)
						Clarivate Science Holdings Corp. 4.875% due 07/01/2029	(3,502)
						Energizer Holdings, Inc. 4.375% due 03/31/2029	(98)
						Tenet Healthcare Corp. 6.125% due 10/01/2028	(383)
	3.410	12/12/2025	01/30/2026		4,651	Concentra Health Services, Inc. 6.875% due 07/15/2032	(1,160)	4,651	4,660
						MGM Resorts International 4.750% due 10/15/2028	(1,010)
						Marriott Ownership Resorts, Inc. 6.500% due 10/01/2033	(392)
						Six Flags Entertainment Corp. 5.250% due 07/15/2029	(957)
						WESCO Distribution, Inc. 6.375% due 03/15/2033	(1,170)
GSC	2.050	12/12/2025	TBD(2)		62	Acadia Healthcare Co., Inc. 7.375% due 03/15/2033	(62)	61	62
	3.300	12/12/2025	TBD(2)		398	Cinemark USA, Inc. 7.000% due 08/01/2032	(400)	397	399
JPS	3.350	12/12/2025	01/30/2026		3,364	Adient Global Holdings Ltd. 7.500% due 02/15/2033	(3,396)	3,364	3,371
	3.400	12/12/2025	01/30/2026		2,157	Clarivate Science Holdings Corp. 4.875% due 07/01/2029	(558)	2,157	2,161
						MGM Resorts International 6.125% due 09/15/2029	(1,177)
						NESCO Holdings, Inc. 5.500% due 04/15/2029	(429)
	3.410	12/12/2025	01/30/2026		1,220	Energizer Holdings, Inc. 4.375% due 03/31/2029	(314)	1,220	1,222
						MGM Resorts International 6.125% due 09/15/2029	(915)
	3.420	12/12/2025	01/30/2026		10,981	Amkor Technology, Inc. 5.875% due 10/01/2033	(1,142)	10,981	11,003
						Chemours Co. 5.750% due 11/15/2028	(1,079)
						Kodiak Gas Services LLC 6.750% due 10/01/2035	(630)
						Methanex Corp. 5.125% due 10/15/2027	(1,017)
						Methanex U.S. Operations, Inc. 6.250% due 03/15/2032	(524)
						NRG Energy, Inc. 5.250% - 6.250% due 06/15/2029 - 11/01/2034	(4,328)

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2025 (Unaudited)

					Science Applications International Corp. 5.875% due 11/01/2033	(1,133)
					Vistra Operations Co. LLC 6.875% due 04/15/2032	(1,175)
	3.430	12/12/2025	01/30/2026	1,272	Goodyear Tire & Rubber Co. 5.250% due 07/15/2031	(1,290)	1,272	1,275
	3.430	12/24/2025	01/30/2026	3,624	Cleveland-Cliffs, Inc. 7.000% due 03/15/2032	(314)	3,624	3,627
					Herc Holdings, Inc. 6.000% - 7.000% due 06/15/2030 - 03/15/2034	(2,174)
					K Hovnanian Enterprises, Inc. 8.375% due 10/01/2033	(1,143)
MSC	(1.250)	12/12/2025	01/30/2026	316	Service Properties Trust 4.375% due 02/15/2030	(324)	316	316
	1.750	12/12/2025	01/30/2026	2,424	TreeHouse Foods, Inc. 4.000% due 09/01/2028	(2,426)	2,424	2,426
	2.250	12/12/2025	01/30/2026	123	Acadia Healthcare Co., Inc. 7.375% due 03/15/2033	(124)	123	123
	2.500	12/12/2025	01/30/2026	3,055	Sally Holdings LLC 6.750% due 03/01/2032	(3,070)	3,055	3,059
	2.600	12/12/2025	01/30/2026	1,983	Clear Channel Outdoor Holdings, Inc. 7.500% due 06/01/2029	(2,000)	1,983	1,986
	3.000	12/12/2025	01/30/2026	2,055	MGM Resorts International 6.500% due 04/15/2032	(2,079)	2,055	2,059
	3.250	12/12/2025	01/30/2026	5,181	Graphic Packaging International LLC 6.375% due 07/15/2032	(315)	5,181	5,191
					Kennedy-Wilson, Inc. 5.000% due 03/01/2031	(2,586)
					Owens-Brockway Glass Container, Inc. 7.250% due 05/15/2031	(206)
					Service Properties Trust 4.950% due 10/01/2029	(2,123)
	3.300	12/12/2025	01/30/2026	4,830	Caesars Entertainment, Inc. 4.625% due 10/15/2029	(4,266)	4,830	4,839
					Energizer Holdings, Inc. 4.750% due 06/15/2028	(597)
	3.350	12/12/2025	01/30/2026	2,259	Central Garden & Pet Co. 4.125% due 10/15/2030	(2,276)	2,259	2,263
	3.400	12/12/2025	01/30/2026	3,291	Amneal Pharmaceuticals LLC 6.875% due 08/01/2032	(81)	3,291	3,297
					Cinemark USA, Inc. 5.250% due 07/15/2028	(1,127)
					KIOXIA Holdings Corporation 6.625% due 07/24/2033	(1,177)
					WESCO Distribution, Inc. 6.375% due 03/15/2033	(931)
	3.400	12/24/2025	01/30/2026	749	ACCO Brands Corp. 4.250% due 03/15/2029	(753)	749	750
	3.420	12/12/2025	01/30/2026	9,501	Chemours Co. 5.750% due 11/15/2028	(221)	9,501	9,520
					Concentra Health Services, Inc. 6.875% due 07/15/2032	(1,187)
					Constellium SE 3.750% due 04/15/2029	(1,120)
					HLF Financing SARL LLC 4.875% due 06/01/2029	(2,361)
					Herc Holdings, Inc. 7.250% due 06/15/2033	(319)
					Kioxia Holdings Corp. 6.250% due 07/24/2030	(1,163)
					Marriott Ownership Resorts, Inc. 6.500% due 10/01/2033	(1,103)
					NCL Corp. Ltd. 6.250% due 09/15/2033	(1,425)
					Newell Brands, Inc. 8.500% due 06/01/2028	(687)
	3.420	12/17/2025	01/30/2026	1,045	NCL Corp. Ltd. 6.750% due 02/01/2032	(1,053)	1,045	1,047
NOM	3.400	12/12/2025	01/30/2026	1,601	Cascades, Inc. 6.750% due 07/15/2030	(756)	1,601	1,604
					Masterbrand, Inc. 7.000% due 07/15/2032	(856)
	3.420	12/12/2025	01/30/2026	8,014	Avient Corp. 6.250% due 11/01/2031	(208)	8,014	8,030
					Caesars Entertainment, Inc. 6.500% due 02/15/2032	(1,154)
					Graphic Packaging International LLC 6.375% due 07/15/2032	(1,154)
					Methanex Corp. 5.125% due 10/15/2027	(1,119)
					Methanex U.S. Operations, Inc. 6.250% due 03/15/2032	(839)
					NCL Corp. Ltd. 6.250% due 09/15/2033	(2,265)
					NESCO Holdings, Inc. 5.500% due 04/15/2029	(199)
					NRG Energy, Inc. 6.000% due 02/01/2033	(1,151)
	3.430	12/12/2025	01/30/2026	1,133	Avient Corp. 6.250% due 11/01/2031	(1,143)	1,133	1,135
	3.450	12/24/2025	01/30/2026	1,112	Albertsons Cos., Inc. 5.750% due 03/31/2034	(1,115)	1,112	1,113
RDR	2.250	12/12/2025	01/30/2026	2,053	Acadia Healthcare Co., Inc. 7.375% due 03/15/2033	(2,066)	2,053	2,056
	2.600	12/12/2025	01/30/2026	1,804	Clear Channel Outdoor Holdings, Inc. 7.500% due 06/01/2029	(1,820)	1,804	1,807
	2.700	12/12/2025	01/30/2026	2,334	Select Medical Corp. 6.250% due 12/01/2032	(2,361)	2,334	2,338
	2.950	12/12/2025	01/30/2026	858	Goodyear Tire & Rubber Co. 5.625% due 04/30/2033	(361)	858	859
					Kennedy-Wilson, Inc. 5.000% due 03/01/2031	(503)
	3.000	12/12/2025	01/30/2026	207	Olin Corp. 5.000% due 02/01/2030	(208)	207	207
	3.100	12/12/2025	01/30/2026	197	Gray Media, Inc. 5.375% due 11/15/2031	(200)	197	197
	3.250	12/12/2025	01/30/2026	2,888	American Axle & Manufacturing, Inc. 5.000% due 10/01/2029	(2,929)	2,888	2,893
	3.400	12/12/2025	01/30/2026	15,689	AdaptHealth LLC 4.625% due 08/01/2029	(196)	15,689	15,270
					Adient Global Holdings Ltd. 7.500% due 02/15/2033	(191)
					Bath & Body Works, Inc. 6.625% due 10/01/2030	(2,600)
					Chemours Co. 5.375% due 05/15/2027	(187)
					Clarivate Science Holdings Corp. 4.875% due 07/01/2029	(143)
					Energizer Holdings, Inc. 4.375% - 6.000% due 03/31/2029 - 09/15/2033	(1,873)
					Herc Holdings, Inc. 7.250% due 06/15/2033	(213)
					Kennedy-Wilson, Inc. 4.750% due 02/01/2030	(86)
					Masterbrand, Inc. 7.000% due 07/15/2032	(2,450)
					NESCO Holdings, Inc. 5.500% due 04/15/2029	(75)
					Newell Brands, Inc. 8.500% due 06/01/2028	(1,136)
					Olin Corp. 6.625% due 04/01/2033	(1,664)
					Organon & Co. 5.125% due 04/30/2031	(4,335)
					Sonic Automotive, Inc. 4.625% due 11/15/2029	(198)
SAL	2.875	12/12/2025	01/30/2026	548	Herc Holdings, Inc. 7.250% due 06/15/2033	(532)	548	549
	3.250	12/12/2025	01/30/2026	3,610	Marriott Ownership Resorts, Inc. 4.500% due 06/15/2029	(1,150)	3,610	3,617
					Sonic Automotive, Inc. 4.625% due 11/15/2029	(2,471)
	3.300	12/12/2025	01/30/2026	787	AdaptHealth LLC 4.625% due 08/01/2029	(794)	787	788
	3.375	12/12/2025	01/30/2026	1,148	Graphic Packaging International LLC 3.750% due 02/01/2030	(1,158)	1,148	1,150
	3.400	12/12/2025	01/30/2026	39,226	ACCO Brands Corp. 4.250% due 03/15/2029	(628)	39,226	39,304
					Acadia Healthcare Co., Inc. 5.000% due 04/15/2029	(1,852)
					Amentum Holdings, Inc. 7.250% due 08/01/2032	(3,409)

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2025 (Unaudited)

				Amneal Pharmaceuticals LLC 6.875% due 08/01/2032		(489)
				Cinemark USA, Inc. 7.000% due 08/01/2032		(2,135)
				Darling Ingredients, Inc. 6.000% due 06/15/2030		(4,078)
				Goodyear Tire & Rubber Co. 4.875% due 03/15/2027		(2,856)
				Herc Holdings, Inc. 6.625% due 06/15/2029		(3,239)
				MGM Resorts International 4.750% due 10/15/2028		(2,334)
				NESCO Holdings, Inc. 5.500% due 04/15/2029		(3,591)
				Olin Corp. 5.000% - 6.625% due 02/01/2030 - 04/01/2033		(3,222)
				Perrigo Finance Unlimited Co. 4.900% due 06/15/2030		(2,959)
				Rogers Communications, Inc. 5.250% - 7.000% due 04/15/2055 - 03/15/2082		(1,636)
				Sirius XM Radio LLC 3.125% due 09/01/2026		(2,110)
				Six Flags Entertainment Corp. 5.250% due 07/15/2029		(1,053)
				Terex Corp. 6.250% due 10/15/2032		(2,912)
				WESCO Distribution, Inc. 6.375% due 03/15/2033		(744)
3.400	12/17/2025	01/30/2026	524	Celanese U.S. Holdings LLC 6.850% due 11/15/2028		(527)	524	525
3.410	12/12/2025	01/30/2026	3,411	Energizer Holdings, Inc. 4.750% due 06/15/2028		(1,094)	3,411	3,418
				Forvia SE 6.750% due 09/15/2033		(1,157)
				Kioxia Holdings Corp. 6.250% due 07/24/2030		(1,163)
3.420	12/12/2025	01/30/2026	7,139	AdaptHealth LLC 4.625% due 08/01/2029		(298)	7,139	7,153
				Amneal Pharmaceuticals LLC 6.875% due 08/01/2032		(1,086)
				Axalta Coating Systems LLC 3.375% due 02/15/2029		(1,174)
				Carpenter Technology Corp. 5.625% due 03/01/2034		(1,126)
				Energizer Holdings, Inc. 6.000% due 09/15/2033		(684)
				KIOXIA Holdings Corporation 6.625% due 07/24/2033		(1,070)
				Methanex U.S. Operations, Inc. 6.250% due 03/15/2032		(629)
				NRG Energy, Inc. 6.000% due 01/15/2036		(1,130)
3.420	12/24/2025	01/30/2026	100	NCL Corp. Ltd. 5.875% due 01/15/2031		(101)	100	100
3.430	12/17/2025	01/30/2026	2,998	Celanese U.S. Holdings LLC 6.879% due 07/15/2032		(3,071)	2,998	3,003
3.930	12/31/2025	01/02/2026	12,100	U.S. Treasury Bills 0.000% due 12/24/2026		(12,347)	12,100	12,103

Total Repurchase Agreements						$(454,878)	$431,230	$431,328

REVERSE REPURCHASE AGREEMENTS:
Counterparty			Borrowing Rate(3)	Settlement Date	Maturity Date	Amount Borrowed(3)		Payable for Reverse Repurchase Agreements(5)

BOS			2.250%	12/18/2025	03/04/2026	$(369)		$(369)
			3.250	12/18/2025	03/04/2026	(1,708)		(1,711)
			3.500	12/18/2025	03/04/2026	(6,691)		(6,700)
			3.530	12/18/2025	03/04/2026	(1,475)		(1,477)
BRC			1.250	11/14/2025	TBD(4)	EUR	(2,386)	(2,809)
			6.700	12/05/2025	01/09/2026	ZAR	(323,758)	(19,650)
			6.700	01/09/2026	TBD(4)	(314,320)		(18,981)

Total Reverse Repurchase Agreements								$(51,697)

SHORT SALES:
Description				Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

Corporate Bonds & Notes (8.4)%
Banking & Finance (0.4)%
Kennedy-Wilson, Inc.				4.750%	02/01/2030	$3,140	$(2,840)	$(3,012)
Kennedy-Wilson, Inc.				5.000	03/01/2031	3,225	(2,860)	(3,090)
Service Properties Trust				4.375	02/15/2030	2,275	(1,820)	(1,967)
Service Properties Trust				4.950	10/01/2029	2,400	(1,998)	(2,124)

Total Banking & Finance							(9,518)	(10,193)

Industrials (7.6)%
Acadia Healthcare Co., Inc.				5.000%	04/15/2029	2,260	(2,177)	(2,203)
Acadia Healthcare Co., Inc.				7.375	03/15/2033	2,370	(2,425)	(2,449)
ACCO Brands Corp.				4.250	03/15/2029	1,467	(1,332)	(1,380)
Acushnet Co.				5.625	12/01/2033	700	(707)	(714)
AdaptHealth LLC				4.625	08/01/2029	1,495	(1,402)	(1,484)
Adient Global Holdings Ltd.				7.500	02/15/2033	3,825	(3,806)	(4,060)
Adient Global Holdings Ltd.				8.250	04/15/2031	2,275	(2,345)	(2,434)
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC				5.750	03/31/2034	1,100	(1,103)	(1,115)
Amentum Holdings, Inc.				7.250	08/01/2032	3,142	(3,219)	(3,409)
American Axle & Manufacturing, Inc.				5.000	10/01/2029	3,225	(2,927)	(3,150)
Amkor Technology, Inc.				5.875	10/01/2033	1,100	(1,118)	(1,142)
Amneal Pharmaceuticals LLC				6.875	08/01/2032	1,525	(1,589)	(1,657)
Atkore, Inc.				4.250	06/01/2031	1,100	(1,055)	(1,061)
Avient Corp.				6.250	11/01/2031	1,300	(1,327)	(1,351)
Axalta Coating Systems LLC				3.375	02/15/2029	1,200	(1,157)	(1,174)
Bath & Body Works, Inc.				6.625	10/01/2030	3,250	(3,333)	(3,380)
Caesars Entertainment, Inc.				4.625	10/15/2029	5,275	(4,947)	(5,116)
Caesars Entertainment, Inc.				6.000	10/15/2032	1,200	(1,157)	(1,183)
Caesars Entertainment, Inc.				6.500	02/15/2032	1,100	(1,120)	(1,155)
Carpenter Technology Corp.				5.625	03/01/2034	1,100	(1,115)	(1,126)
Cascades, Inc./Cascades USA, Inc.				6.750	07/15/2030	1,800	(1,804)	(1,944)
Celanese U.S. Holdings LLC				6.830	07/15/2029	1,771	(1,842)	(1,915)
Celanese U.S. Holdings LLC				6.850	11/15/2028	649	(680)	(685)
Celanese U.S. Holdings LLC				6.879	07/15/2032	2,862	(2,957)	(3,072)

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Central Garden & Pet Co.	4.125	10/15/2030	2,350	(2,219)	(2,276)
Chemours Co.	5.375	05/15/2027	2,268	(2,232)	(2,294)
Chemours Co.	5.750	11/15/2028	1,325	(1,282)	(1,300)
Cinemark USA, Inc.	5.250	07/15/2028	1,114	(1,107)	(1,142)
Cinemark USA, Inc.	7.000	08/01/2032	2,375	(2,449)	(2,536)
Clarivate Science Holdings Corp.	4.875	07/01/2029	4,440	(4,163)	(4,311)
Clear Channel Outdoor Holdings, Inc.	7.500	06/01/2029	3,820	(3,462)	(3,821)
Cleveland-Cliffs, Inc.	6.750	04/15/2030	1,100	(1,110)	(1,148)
Cleveland-Cliffs, Inc.	7.000	03/15/2032	600	(614)	(628)
Cleveland-Cliffs, Inc.	7.500	09/15/2031	1,100	(1,152)	(1,186)
Commercial Metals Co.	5.750	11/15/2033	1,100	(1,119)	(1,132)
CommScope LLC	4.750	09/01/2029	269	(260)	(273)
Concentra Health Services, Inc.	6.875	07/15/2032	2,175	(2,252)	(2,347)
Constellium SE	3.750	04/15/2029	1,150	(1,097)	(1,121)
Darling Ingredients, Inc.	6.000	06/15/2030	4,775	(4,808)	(4,869)
Energizer Holdings, Inc.	4.375	03/31/2029	3,676	(3,507)	(3,558)
Energizer Holdings, Inc.	4.750	06/15/2028	1,700	(1,677)	(1,691)
Energizer Holdings, Inc.	6.000	09/15/2033	1,825	(1,799)	(1,783)
Forvia SE	6.750	09/15/2033	1,100	(1,115)	(1,157)
Goodyear Tire & Rubber Co.	4.875	03/15/2027	3,375	(3,352)	(3,442)
Goodyear Tire & Rubber Co.	5.000	07/15/2029	2,975	(2,865)	(3,011)
Goodyear Tire & Rubber Co.	5.250	07/15/2031	1,325	(1,250)	(1,290)
Goodyear Tire & Rubber Co.	5.625	04/30/2033	2,275	(2,137)	(2,189)
Graphic Packaging International LLC	3.750	02/01/2030	1,200	(1,134)	(1,158)
Graphic Packaging International LLC	6.375	07/15/2032	1,400	(1,422)	(1,469)
Gray Media, Inc.	5.375	11/15/2031	1,664	(1,168)	(1,261)
Herc Holdings, Inc.	5.750	03/15/2031	1,100	(1,113)	(1,120)
Herc Holdings, Inc.	6.000	03/15/2034	1,100	(1,112)	(1,118)
Herc Holdings, Inc.	6.625	06/15/2029	3,675	(3,738)	(3,840)
Herc Holdings, Inc.	7.000	06/15/2030	1,000	(1,049)	(1,056)
Herc Holdings, Inc.	7.250	06/15/2033	1,047	(1,094)	(1,114)
Hillenbrand, Inc.	6.250	02/15/2029	2,300	(2,330)	(2,409)
HLF Financing SARL LLC/Herbalife International, Inc.	4.875	06/01/2029	2,500	(2,238)	(2,362)
K Hovnanian Enterprises, Inc.	8.375	10/01/2033	1,100	(1,114)	(1,144)
Kaiser Aluminum Corp.	5.875	03/01/2034	1,500	(1,495)	(1,521)
Kioxia Holdings Corp.	0.000	07/24/2030	3,200	(3,282)	(3,383)
Kioxia Holdings Corp.	0.000	07/24/2033	3,100	(3,200)	(3,317)
Kodiak Gas Services LLC	6.750	10/01/2035	600	(616)	(630)
Lindblad Expeditions LLC	7.000	09/15/2030	1,100	(1,138)	(1,176)
Marriott Ownership Resorts, Inc.	4.500	06/15/2029	1,200	(1,147)	(1,150)
Marriott Ownership Resorts, Inc.	6.500	10/01/2033	2,625	(2,595)	(2,575)
Masterbrand, Inc.	7.000	07/15/2032	3,091	(3,148)	(3,306)
Methanex Corp.	5.125	10/15/2027	2,100	(2,099)	(2,136)
Methanex U.S. Operations, Inc.	6.250	03/15/2032	1,900	(1,929)	(1,993)
MGM Resorts International	4.750	10/15/2028	3,312	(3,278)	(3,344)
MGM Resorts International	6.125	09/15/2029	2,500	(2,554)	(2,616)
MGM Resorts International	6.500	04/15/2032	1,990	(2,026)	(2,079)
Nabors Industries, Inc.	9.125	01/31/2030	600	(627)	(653)
NCL Corp. Ltd.	5.875	01/15/2031	700	(688)	(710)
NCL Corp. Ltd.	6.250	09/15/2033	3,625	(3,647)	(3,691)
NCL Corp. Ltd.	6.750	02/01/2032	1,800	(1,831)	(1,895)
NESCO Holdings II, Inc.	5.500	04/15/2029	4,305	(4,080)	(4,295)
Newell Brands, Inc.	8.500	06/01/2028	1,725	(1,823)	(1,824)
Olin Corp.	5.000	02/01/2030	2,500	(2,392)	(2,513)
Olin Corp.	6.625	04/01/2033	2,747	(2,677)	(2,776)
Organon & Co./Organon Foreign Debt Co-Issuer BV	5.125	04/30/2031	5,375	(4,686)	(4,503)
Owens-Brockway Glass Container, Inc.	7.250	05/15/2031	3,125	(3,148)	(3,223)
Perrigo Finance Unlimited Co.	4.900	06/15/2030	3,450	(3,340)	(3,348)
Perrigo Finance Unlimited Co.	6.125	09/30/2032	3,250	(3,240)	(3,219)
Rogers Communications, Inc.	5.250	03/15/2082	352	(346)	(358)
Rogers Communications, Inc.	7.000	04/15/2055	1,445	(1,461)	(1,534)
Sally Holdings LLC/Sally Capital, Inc.	6.750	03/01/2032	2,875	(2,931)	(3,071)
Science Applications International Corp.	5.875	11/01/2033	2,200	(2,189)	(2,267)
Select Medical Corp.	6.250	12/01/2032	2,400	(2,383)	(2,361)
Sirius XM Radio LLC	3.125	09/01/2026	2,500	(2,450)	(2,512)
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.	5.250	07/15/2029	2,288	(2,231)	(2,191)
Sonic Automotive, Inc.	4.625	11/15/2029	3,000	(2,866)	(2,965)
Tenet Healthcare Corp.	6.125	10/01/2028	935	(935)	(954)
Terex Corp.	6.250	10/15/2032	3,375	(3,359)	(3,510)
TreeHouse Foods, Inc.	4.000	09/01/2028	2,400	(2,245)	(2,426)
WESCO Distribution, Inc.	6.375	03/15/2033	3,450	(3,551)	(3,670)
Williams Scotsman, Inc.	7.375	10/01/2031	1,100	(1,147)	(1,170)

Total Industrials				(199,964)	(205,780)

Utilities (0.4)%
NRG Energy, Inc.	5.250%	06/15/2029	900	(900)	(908)
NRG Energy, Inc.	5.750	01/15/2034	1,100	(1,100)	(1,127)
NRG Energy, Inc.	6.000	02/01/2033	2,200	(2,232)	(2,303)
NRG Energy, Inc.	6.000	01/15/2036	2,200	(2,219)	(2,261)
NRG Energy, Inc.	6.250	11/01/2034	2,100	(2,146)	(2,181)
Vistra Operations Co. LLC	6.875	04/15/2032	2,100	(2,191)	(2,244)

Total Utilities				(10,788)	(11,024)

Total Corporate Bonds & Notes				(220,270)	(226,997)

U.S. Government Agencies (4.8)%
Uniform Mortgage-Backed Security, TBA	2.000%	01/01/2056	52,100	(42,306)	(42,128)

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Uniform Mortgage-Backed Security, TBA	2.000	02/01/2056	107,000	(86,730)	(86,498)

Total U.S. Government Agencies	(129,036)	(128,626)

Total Short Sales (13.2)%	$(349,306)	$(355,623)

(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(6,400) at a weighted average interest rate of 3.945%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Open maturity reverse repurchase agreement.
(5)	Unsettled reverse repurchase agreements liability of $(18,981) is outstanding at period end.
(n)	Cash of $23 has been pledged as collateral under the terms of master agreements as of December 31, 2025.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
FUTURE STYLED COMMODITY OPTIONS(1)
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Call - CBOE California Carbon Allowances December 2026 Futures	$45.000	12/15/2026	276	$276	$450	$87

Total Purchased Options	$450	$87

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note February Futures	$111.500	01/23/2026	176	$176	$(30)	$(27)
Put - CBOE U.S. Treasury 10-Year Note February Futures	112.000	01/23/2026	60	60	(10)	(19)
Call - CBOE U.S. Treasury 10-Year Note February Futures	113.500	01/23/2026	236	236	(46)	(18)
Put - EUREX Euro-Bund January 2026 Futures	EUR	127.500	01/23/2026	15	15	(7)	(11)
Call - EUREX Euro-Bund January 2026 Futures	130.500	01/23/2026	15	15	(8)	(1)

Total Written Options	$(101)	$(76)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2026	316	$76,087	$(251)	$0	$0
3-Month SOFR Active Contract June Futures	09/2026	316	76,385	(44)	0	(16)
3-Month SOFR Active Contract March Futures	06/2026	316	76,223	(174)	0	(8)
California Carbon Allowance Vintage December Futures	12/2026	1,389	45,698	1,441	208	0
Canada Government 10-Year Bond March Futures	03/2026	215	18,940	(197)	0	(1)
Long Guilt March Futures	03/2026	206	25,371	185	45	(19)
U.S. Treasury 2-Year Note March Futures	03/2026	3,607	753,102	(53)	0	(254)
U.S. Treasury 5-Year Note March Futures	03/2026	4,086	446,619	(437)	0	(479)
U.S. Treasury 10-Year Note March Futures	03/2026	443	49,810	(83)	0	(90)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	586	69,148	(881)	0	(220)

$(494)	$253	$(1,087)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl March Futures	03/2026	174	$(23,753)	$183	$16	$0
Euro-Bund March Futures	03/2026	323	(48,424)	646	87	0
Euro-Schatz March Futures	03/2026	386	(48,443)	70	5	0
Japan Government 10-Year Bond March Futures	03/2026	120	(101,438)	672	222	0
U.S. Treasury Long-Term Bond March Futures	03/2026	735	(84,961)	642	161	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	4,341	(499,283)	2,002	814	0

$4,215	$1,305	$0

Total Futures Contracts	$3,721	$1,558	$(1,087)

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2025 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Boeing Co.	1.000%	Quarterly	12/20/2026	0.273%		$7,000	$86	$(35)	$51	$0	$0
Boeing Co.	1.000	Quarterly	06/20/2027	0.328		400	5	(1)	4	0	0
Deutsche Bank	1.000	Quarterly	12/20/2030	0.722	EUR	1,700	19	8	27	1	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.281		$630	67	(38)	29	0	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2026	0.252		700	5	(2)	3	0	0
Lloyds Banking Group PLC	1.000	Quarterly	12/20/2030	0.993	EUR	3,400	(6)	9	3	1	0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.226		$3,650	23	(9)	14	0	0

							$199	$(68)	$131	$2	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-35 5-Year Index	1.000%	Quarterly		06/20/2026		$92	$(1)	$1	$0	$0	$0
CDX.HY-44 5-Year Index	5.000	Quarterly		06/20/2030		7,363	440	155	595	0	(3)
CDX.HY-45 5-Year Index	5.000	Quarterly		12/20/2030		157,394	11,938	296	12,234	0	(65)
CDX.IG-45 5-Year Index	1.000	Quarterly		12/20/2030		2,900	65	2	67	0	0

							$12,442	$454	$12,896	$0	$(68)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	122,975	$(641)	$1,323	$682	$139	$0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		650	(3)	17	14	0	(1)
Receive(6)	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/18/2028	JPY	20,820,000	433	200	633	84	0
Receive	1-Day USD-SOFR Compounded-OIS	4.100	Annual	02/10/2026		$275,600	320	122	442	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/21/2026		239,700	19,924	(15,240)	4,684	87	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	06/21/2027		31,800	3,206	(2,215)	991	17	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/20/2028		200	18	(12)	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		77,130	162	(1,174)	(1,012)	105	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		1,600	(3)	(18)	(21)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030		5,500	0	(20)	(20)	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030		35,690	0	(219)	(219)	57	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030		11,000	0	(79)	(79)	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030		7,300	0	(66)	(66)	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030		6,000	0	(58)	(58)	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030		24,600	0	(251)	(251)	39	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		11,600	0	(120)	(120)	18	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030		24,100	0	(288)	(288)	38	0
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030		22,200	0	(271)	(271)	35	0

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030		15,800	0	(195)	(195)	25	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		3,700	0	(46)	(46)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	03/30/2031		25,770	5,832	(1,896)	3,936	44	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		42,200	(44)	(449)	(493)	77	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		126,000	10	(1,267)	(1,257)	226	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		22,780	(36)	12	(24)	53	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		1,500	(6)	(6)	(12)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		2,900	(11)	(17)	(28)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		1,200	(4)	(4)	(8)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		2,500	(9)	(8)	(17)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		1,700	(6)	(9)	(15)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		2,800	(8)	(18)	(26)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		3,000	(9)	(37)	(46)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		2,800	(8)	(13)	(21)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035		7,000	(21)	161	140	16	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.800	Annual	07/14/2044		2,970	0	155	155	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		51,300	18,802	1,616	20,418	130	0
Receive	1-Day USD-SOFR Compounded-OIS	1.999	Annual	07/03/2053		18,000	5,890	775	6,665	48	0
Receive	1-Day USD-SOFR Compounded-OIS	1.842	Annual	09/19/2053		13,900	4,933	524	5,457	36	0
Receive	1-Day USD-SOFR Compounded-OIS	1.874	Annual	09/19/2053		13,200	4,591	535	5,126	34	0
Receive	1-Day USD-SOFR Compounded-OIS	2.060	Semi-Annual	10/27/2053		21,110	7,708	740	8,448	57	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		18,800	552	1,669	2,221	60	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		37,100	5,249	798	6,047	114	0
Receive	1-Year BRL-CDI	14.028	Maturity	01/04/2027	BRL	6,360	0	3	3	0	0
Pay	1-Year BRL-CDI	13.268	Maturity	01/02/2029		148,900	0	65	65	0	(1)
Pay	1-Year BRL-CDI	13.354	Maturity	01/02/2029		1,064,750	234	(582)	(348)	0	(6)
Receive	3-Month COP-IBR Compounded-OIS	8.500	Quarterly	04/28/2028	COP	90,703,800	6	1,182	1,188	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	8.750	Quarterly	09/18/2030		57,240,300	0	1,118	1,118	0	(26)
Pay	3-Month COP-IBR Compounded-OIS	9.650	Quarterly	12/17/2030		293,900	0	(3)	(3)	0	0
Pay	3-Month COP-IBR Compounded-OIS	9.725	Quarterly	12/17/2030		143,300	0	(2)	(2)	0	0
Pay	3-Month COP-IBR Compounded-OIS	9.788	Quarterly	12/17/2030		286,600	0	(3)	(3)	0	0
Pay	3-Month COP-IBR Compounded-OIS	9.655	Quarterly	01/24/2035		2,320,000	0	(42)	(42)	1	0
Pay	3-Month COP-IBR Compounded-OIS	9.820	Quarterly	01/24/2035		13,657,900	0	(214)	(214)	3	0
Receive(6)	3-Month PLN-WIBOR	4.723	Annual	12/01/2035	PLN	12,170	2	(6)	(4)	0	(1)
Receive(6)	3-Month PLN-WIBOR	4.685	Annual	12/02/2035		1,900	0	0	0	0	0
Receive(6)	3-Month PLN-WIBOR	4.730	Annual	12/31/2035		1,900	0	0	0	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034	AUD	172,945	727	(2,208)	(1,481)	0	(194)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		169,300	2,575	(4,847)	(2,272)	0	(216)
Pay(6)	6-Month CZK-PRIBOR	4.523	Annual	12/01/2035	CZK	67,800	(2)	9	7	4	0
Pay(6)	6-Month CZK-PRIBOR	4.485	Annual	12/02/2035		10,400	0	0	0	1	0
Pay(6)	6-Month CZK-PRIBOR	4.530	Annual	12/31/2035		10,320	0	1	1	1	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027	EUR	8,500	(766)	571	(195)	0	(1)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		5,000	(391)	316	(75)	0	(1)
Pay(6)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		15,500	55	(151)	(96)	0	(12)
Pay	6-Month EUR-EURIBOR	2.415	Annual	07/09/2035		55,900	0	(1,172)	(1,172)	0	(71)

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Receive(6)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036	17,020	(31)	391	360	23	0
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	29,200	(427)	(329)	(756)	17	0

$78,803	$(21,254)	$57,549	$1,689	$(533)

Total Swap Agreements	$91,444	$(20,868)	$70,576	$1,691	$(601)

(p)

Securities with an aggregate market value of $78,314 and cash of $7,755 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.

(1)	Future styled option variation margin asset of $0 and liability of $(2) is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(q)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	01/2026	$1,941	JPY	301,777	$0	$(13)
BOA	01/2026	BRL	19,877	$3,613	0	(15)
01/2026	COP	1,918,947	503	0	0
01/2026	EUR	918	1,077	0	(2)
01/2026	INR	4,565	50	0	(1)
01/2026	KRW	1,376,546	946	0	(9)
01/2026	PLN	6,323	1,730	0	(32)
01/2026	THB	18,830	581	0	(17)
01/2026	TWD	16,228	532	16	0
01/2026	$3,660	BRL	19,877	0	(33)
01/2026	3,645	INR	333,123	52	0
01/2026	3,927	PLN	14,366	74	0
01/2026	342	TWD	10,783	2	0
01/2026	1,330	ZAR	22,171	7	0
02/2026	COP	9,333	$2	0	0
02/2026	ILS	5,403	1,696	0	(1)
03/2026	COP	900,194	235	2	0
03/2026	$17,319	PEN	58,383	4	0
04/2026	458	MXN	8,433	6	0
06/2026	PEN	14,986	$4,429	0	(2)
08/2026	$1,580	ZAR	28,609	119	0
BPS	01/2026	AUD	7,637	$4,964	0	(133)
01/2026	CHF	616	782	4	0
01/2026	CNH	43,392	6,158	0	(69)
01/2026	GBP	1,287	1,740	6	0
01/2026	ILS	8,982	2,762	0	(58)
01/2026	INR	143,344	1,590	0	(4)
01/2026	JPY	493,900	3,196	41	0
01/2026	NZD	11,234	6,383	0	(87)
01/2026	PLN	7,635	2,093	0	(34)
01/2026	TWD	65,178	2,134	58	0
01/2026	$7,032	CNH	49,258	31	0
01/2026	221	COP	837,521	0	(1)
01/2026	575	IDR	9,626,469	1	0
01/2026	760	INR	68,659	2	0
01/2026	4,884	PLN	17,721	52	0
01/2026	15,918	TWD	499,122	22	(46)
01/2026	2,927	ZAR	48,811	16	0
01/2026	ZAR	20,516	$1,226	0	(11)
02/2026	COP	1,211,274	315	0	0
02/2026	$1,664	INR	149,906	0	0
02/2026	12	TRY	531	0	0
02/2026	4,173	TWD	130,962	0	(8)
03/2026	CZK	5,327	$256	0	(3)
03/2026	TWD	1,730	56	1	0
04/2026	BRL	75,000	13,130	0	(276)
06/2026	$62	KWD	19	0	0
07/2026	197	60	0	(1)
05/2030	KWD	784	$2,700	95	0

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2025 (Unaudited)

	08/2030		202		680	9	0
BRC	01/2026	EUR	2,107		2,446	0	(32)
	01/2026	ILS	2,352		733	0	(5)
	01/2026		$1,362	AUD	2,038	0	(2)
	01/2026		747	PLN	2,722	11	0
	01/2026		5,897	TRY	266,359	217	0
	01/2026	ZAR	186,917		$10,796	0	(475)
	02/2026	ILS	2,333		724	0	(8)
	02/2026		$1,250	MXN	23,184	31	0
	02/2026		7,850	TRY	355,720	227	0
	03/2026		3,930	MXN	72,769	83	0
	03/2026		30,805	TRY	1,402,897	432	0
	08/2026		784	ZAR	13,803	35	0
BSH	01/2026	JPY	109,307		$702	4	0
	01/2026	PEN	74,174		21,362	0	(702)
	01/2026		$8,245	PEN	29,238	454	0
	02/2026	COP	547,570		$143	1	0
	03/2026	PEN	20,068		5,745	0	(210)
	04/2026	BRL	142,500		25,090	23	(404)
	05/2026	PEN	52,747		15,546	0	(66)
	06/2026		$8,677	PEN	29,416	19	0
CBK	01/2026	AUD	3,323		$2,213	0	(5)
	01/2026	BRL	19,775		3,562	0	(47)
	01/2026	CAD	16		12	0	0
	01/2026	COP	45,709,518		11,793	19	(181)
	01/2026	DKK	6,570		1,025	0	(9)
	01/2026	EUR	4,320		5,022	0	(57)
	01/2026	NOK	3,718		364	0	(4)
	01/2026	NZD	3,082		1,779	4	0
	01/2026	PEN	150,267		43,358	0	(1,319)
	01/2026	PLN	39		11	0	0
	01/2026	TRY	194,492		4,517	0	(14)
	01/2026	TWD	323,954		10,677	363	0
	01/2026		$4,719	AUD	7,131	40	0
	01/2026		3,594	BRL	19,775	15	0
	01/2026		4,574	CNH	31,934	8	0
	01/2026		725	COP	2,732,902	0	(2)
	01/2026		3,160	EUR	2,691	3	0
	01/2026		392	ILS	1,253	2	0
	01/2026		34,534	INR	3,083,783	21	(326)
	01/2026		18,796	PEN	63,341	38	0
	01/2026		484	PLN	1,740	0	0
	01/2026		1	THB	26	0	0
	01/2026		3,358	TWD	104,981	2	(18)
	01/2026		5,824	ZAR	98,732	129	0
	02/2026	COP	154,765,962		$39,783	3	(473)
	02/2026	ILS	4,295		1,351	2	0
	02/2026	PEN	49,950		14,687	0	(146)
	02/2026		$3,562	BRL	19,922	46	0
	02/2026		105	TWD	3,278	0	0
	03/2026	CLP	976,418		$1,048	0	(38)
	03/2026	COP	6,098,048		1,608	27	0
	03/2026	PEN	95,471		28,008	0	(313)
	03/2026	TWD	1,880		60	1	0
	03/2026		$1,082	PEN	3,803	47	0
	04/2026	COP	2,354,573		$615	10	0
	05/2026	PEN	140,137		40,735	0	(742)
	08/2026		55,610		16,301	0	(95)
	11/2026		16,281		4,760	0	(20)
DUB	01/2026	ILS	3,904		1,214	0	(12)
	01/2026	KRW	404,233		276	0	(4)
	01/2026	NZD	2,393		1,383	5	0
	01/2026		$225	EGP	11,115	6	0
	01/2026		2,125	ILS	6,779	4	0
	01/2026		11,059	INR	984,813	0	(128)
	01/2026		4,222	KRW	6,202,966	80	0
	01/2026		1,218	ZAR	20,477	17	0
	01/2026	ZAR	322,649		$18,517	0	(938)
	02/2026	ILS	6,777		2,125	0	(3)
	02/2026		$141	TWD	4,425	0	(1)
	04/2026		160	EGP	8,175	6	0
	09/2026	UZS	3,185,750		$250	0	(1)
	12/2026		4,875,000		375	0	(2)
FAR	01/2026	AUD	15,565		10,109	0	(278)
	01/2026	CAD	20,026		14,555	0	(38)
	01/2026	CHF	673		840	0	(11)
	01/2026	CNH	21,629		3,073	0	(30)
	01/2026	GBP	12,311		16,167	0	(428)
	01/2026	NZD	8,532		4,888	0	(25)
	01/2026	PEN	12,294		3,611	0	(44)
	01/2026	SGD	21		16	0	0
	01/2026		$1,125	ILS	3,607	8	0
	01/2026		6,161	PLN	22,529	113	0
	01/2026		1,227	ZAR	20,582	14	0
	01/2026	ZAR	288,606		$16,784	0	(619)
	02/2026	ILS	3,606		1,125	0	(7)

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2025 (Unaudited)

GLM	01/2026	DOP	29,788		482	13	0
	01/2026	ILS	1,177		364	0	(5)
	01/2026	NGN	271,395		185	0	(3)
	01/2026		$1,498	CHF	1,201	19	0
	01/2026		3,268	CNH	23,039	38	0
	01/2026		188	NGN	271,395	0	(1)
	01/2026		4,517	PLN	16,503	79	0
	01/2026		619	THB	19,700	7	0
	01/2026	ZAR	166,365		$9,650	0	(382)
	02/2026	COP	511,529		134	1	0
	02/2026		$27,742	BRL	152,848	0	(59)
	02/2026		2,416	MXN	44,818	60	0
	03/2026	BRL	135		$25	0	0
	03/2026	COP	36,705		10	0	0
	03/2026	DOP	10,189		157	0	(3)
	03/2026		$23,703	BRL	130,744	0	(154)
	03/2026		1,855	MXN	34,411	45	0
	04/2026	BRL	297,300		$52,386	142	(895)
	04/2026		$5,435	MXN	99,887	57	0
IND	01/2026	NOK	3,440		$338	0	(3)
JPM	01/2026	CNH	90,038		12,784	0	(135)
	01/2026	HKD	10,798		1,389	1	0
	01/2026	ILS	24,115		7,410	0	(162)
	01/2026	INR	132,612		1,490	18	0
	01/2026	KRW	7,924,713		5,523	27	0
	01/2026	NZD	4,392		2,548	19	0
	01/2026	PLN	14,400		3,929	0	(81)
	01/2026		$4,106	CNH	28,841	33	0
	01/2026		36	CNY	256	0	0
	01/2026		100	EGP	4,871	2	0
	01/2026		4,508	INR	401,430	0	(52)
	01/2026		39,523	MXN	735,090	1,200	0
	01/2026		4,633	PLN	17,071	122	0
	01/2026	ZAR	78,662		$4,584	0	(159)
	02/2026	COP	220,696		57	0	0
	02/2026		$5,523	KRW	7,914,314	0	(35)
	02/2026		1,707	MXN	31,670	43	0
	03/2026	COP	356,940		$92	0	0
	03/2026		$2,508	MXN	45,988	30	0
	04/2026	BRL	6,700		$1,131	0	(67)
	04/2026		$1,441	MXN	26,557	20	0
	06/2027	UZS	849,870		$63	0	0
MBC	01/2026	AUD	3,258		2,133	0	(42)
	01/2026	CAD	38,599		27,425	0	(712)
	01/2026	CHF	954		1,201	0	(4)
	01/2026	EGP	14,550		305	0	0
	01/2026	EUR	3,703		4,326	0	(27)
	01/2026	GBP	1,257		1,689	0	(6)
	01/2026	JPY	639,685		4,120	33	0
	01/2026	NZD	3,042		1,758	6	0
	01/2026	SEK	17,726		1,861	0	(66)
	01/2026	SGD	67,135		51,741	0	(521)
	01/2026		$1,653	AUD	2,479	2	0
	01/2026		400	EGP	19,371	6	0
	01/2026		5,661	GBP	4,232	44	0
	01/2026		517	INR	46,816	3	0
	01/2026		1,660	JPY	258,434	0	(9)
	01/2026		1,206	PLN	4,420	25	0
	01/2026		868	THB	28,109	25	0
	01/2026		527	TWD	16,631	3	0
	02/2026		1,111	MXN	20,565	26	0
	03/2026		1,046		19,252	17	0
	04/2026		1,161		21,422	17	0
	05/2026		200	EGP	10,196	4	0
MYI	01/2026	ILS	8		$2	0	0
	01/2026		$1,080	JPY	168,168	0	(6)
	02/2026	ILS	8,500		$2,640	0	(29)
	04/2026		$1,199	MXN	21,842	2	0
NGF	01/2026	KRW	662,650		$453	0	(7)
	01/2026		$2,835	KRW	4,160,758	51	0
	01/2026		9,769	TRY	440,847	338	0
	03/2026		2,877		131,586	31	0
SCX	01/2026	CHF	684		$853	0	(11)
	01/2026	CNH	43,126		6,121	0	(67)
	01/2026	INR	20,927		230	0	(2)
	01/2026	JPY	299,892		1,922	6	0
	01/2026	TWD	777,088		25,699	958	0
	01/2026		$958	IDR	16,012,151	1	0
	01/2026		463	INR	41,822	1	0
	11/2026	NGN	533,775		$330	0	(1)
SOG	01/2026	EUR	84,303		97,602	0	(1,513)
	01/2026	JPY	317,193		2,028	2	0
	02/2026		$250	EGP	12,325	4	0
	02/2026		1,112	MXN	20,576	25	0
	03/2026	MXN	8,847		$472	0	(16)
	03/2026		$1	MXN	24	0	0

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2025 (Unaudited)

03/2026	15	PEN	52	0	0
UAG	01/2026	CHF	2,859	$3,572	0	(40)
01/2026	PLN	5,927	1,624	0	(27)
01/2026	$4,820	PLN	17,486	51	0
01/2026	ZAR	316,056	$18,173	0	(885)
02/2026	$2,293	MXN	42,489	54	0
03/2026	CLP	1,054,696	$1,134	0	(39)

Total Forward Foreign Currency Contracts	$6,901	$(15,364)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC USD versus BRL	BRL	5.350	02/04/2026	10,514	$163	$38
Put - OTC USD versus KRW	KRW	1,419.000	02/12/2026	6,700	42	39
Put - OTC USD versus ZAR	ZAR	18.000	08/19/2026	15,771	753	1,272
BRC	Put - OTC USD versus KRW	KRW	1,423.000	02/12/2026	2,500	16	16

$974	$1,365

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.470%	06/04/2035	9,800	$879	$702
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.470	06/04/2035	9,800	879	844
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.255	08/16/2039	31,900	3,054	1,966
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.255	08/16/2039	31,900	3,054	3,992
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757	09/18/2026	332,800	272	173
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.808	07/31/2034	14,700	1,289	762
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.808	07/31/2034	14,700	1,289	1,525
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757	09/18/2026	286,900	221	149
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.800	07/12/2034	29,700	2,567	1,521
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.800	07/12/2034	29,700	2,567	3,076

$16,071	$14,710

Total Purchased Options	$17,045	$16,075

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC USD versus BRL	BRL	5.120	02/04/2026	10,514	$(25)	$(2)
Call - OTC USD versus BRL	5.640	02/04/2026	10,514	(95)	(99)
Put - OTC USD versus KRW	KRW	1,383.000	02/12/2026	6,700	(14)	(11)
Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	31,542	(754)	(1,193)
BRC	Put - OTC USD versus KRW	KRW	1,385.000	02/12/2026	2,500	(5)	(4)

$(893)	$(1,309)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.551%	01/05/2026	1,700	$(4)	$0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.831	01/05/2026	1,700	(4)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.625	01/08/2026	1,300	(3)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.925	01/08/2026	1,300	(3)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.622	01/29/2026	9,100	(20)	(12)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.882	01/29/2026	9,100	(19)	(27)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.580	01/05/2026	5,400	(13)	0

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.860	01/05/2026	5,400	(13)	(1)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.548	01/02/2026	5,600	(14)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.848	01/02/2026	5,600	(14)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.578	01/12/2026	3,700	(8)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.878	01/12/2026	3,700	(8)	(4)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.648	01/15/2026	2,000	(5)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.928	01/15/2026	2,000	(5)	(2)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.625	01/08/2026	4,300	(11)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.925	01/08/2026	4,300	(11)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.639	01/12/2026	4,400	(10)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.919	01/12/2026	4,400	(10)	(2)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.498	01/05/2026	7,000	(16)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.798	01/05/2026	7,000	(16)	(11)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.639	01/12/2026	7,000	(17)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.919	01/12/2026	7,000	(17)	(4)

$(241)	$(70)

Total Written Options	$(1,134)	$(1,379)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Soft Bank Group,Inc.	1.000%	Quarterly	06/20/2026	1.706%	$700	$(6)	$4	$0	$(2)
JPM	Hochtief AG	5.000	Quarterly	12/20/2026	0.159	EUR	5,900	1,406	(1,070)	336	0

$1,400	$(1,066)	$336	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$900	$(26)	$29	$3	$0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	18,100	(628)	683	55	0
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	12,100	(424)	460	36	0

$(1,078)	$1,172	$94	$0

Total Swap Agreements	$322	$106	$430	$(2)

(r)

Securities with an aggregate market value of $12,001 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2025 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Loan Participations and Assignments	$0	$30,654	$10,881	$41,535
Corporate Bonds & Notes
Banking & Finance	0	259,056	7,518	266,574
Industrials	0	176,724	0	176,724
Utilities	0	46,581	36	46,617
Municipal Bonds & Notes
California	0	2,125	0	2,125
Illinois	0	856	0	856
West Virginia	0	4,264	0	4,264
U.S. Government Agencies	0	1,699,943	0	1,699,943
U.S. Treasury Obligations	0	268,607	0	268,607
Non-Agency Mortgage-Backed Securities	0	146,483	26,427	172,910
Asset-Backed Securities
Home Equity Other	0	176,456	0	176,456
Home Equity Sequential	0	2,340	0	2,340
Manufacturing House Sequential	0	1,971	0	1,971
Whole Loan Collateral	0	26,174	0	26,174
Other ABS	0	152,259	0	152,259
Sovereign Issues	0	530,493	0	530,493
Common Stocks
Communication Services	0	0	346	346
Convertible Preferred Securities
Banking & Finance	4,242	0	0	4,242
Preferred Securities
Banking & Finance	720	4,802	0	5,522
Short-Term Instruments
Commercial Paper	0	39,037	0	39,037
Mutual Funds	0	1,105	0	1,105
Repurchase Agreements	0	431,230	0	431,230
Nigeria Treasury Bills	0	10,837	0	10,837
U.S. Treasury Bills	0	1,244	0	1,244

$4,962	$4,013,241	$45,208	$4,063,411
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$566,695	$0	$0	$566,695

Total Investments	$571,657	$4,013,241	$45,208	$4,630,106

Short Sales, at Value - Liabilities
Corporate Bonds & Notes	0	(226,997)	0	(226,997)
U.S. Government Agencies	0	(128,626)	0	(128,626)

$0	$(355,623)	$0	$(355,623)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	670	2,666	0	3,336
Over the counter	0	23,406	0	23,406

$670	$26,072	$0	$26,742
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(32)	(1,732)	0	(1,764)
Over the counter	0	(16,745)	0	(16,745)

$(32)	$(18,477)	$0	$(18,509)

Total Financial Derivative Instruments	$638	$7,595	$0	$8,233

Totals	$572,295	$3,665,213	$45,208	$4,282,716

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2025:
Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2025 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$9,587	$603	$(3)	$6	$0	$688	$0	$0	$10,881	$690
Corporate Bonds & Notes
Banking & Finance	4,325	3,118	0	0	0	75	0	0	7,518	99
Utilities	0	25	0	0	0	11	0	0	36	11

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Non-Agency Mortgage-Backed Securities	3,931	25,892	0	39	0	837	0	(4,272)	26,427	535
Asset-Backed Securities	0	0	0	0	0	0	0	0	0	0
Common Stocks
Communication Services	0	0	0	0	0	346	0	0	346	346
Financials	762	0	(787)	0	(1,299)	1,324	0	0	0	0

Totals	$18,605	$29,638	$(790)	$45	$(1,299)	$3,281	$0	$(4,272)	$45,208	$1,681

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 12/31/2025	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$10,881	Discounted Cash Flow			Discount Rate			3.843 - 6.670	4.246
Corporate Bonds & Notes
Banking & Finance		6,273	Discounted Cash Flow			Discount Rate			4.360 - 5.429	4.889
		1,245	Proxy Pricing			Base Price			99.972	—
Utilities		36	Indicative Market Quotation			Broker Quote		EU R	14.125	—
Non-Agency Mortgage-Backed Securities		26,427	Recent Transaction			Purchase Price			100.000	—
Common Stocks
Communication Services		346	Indicative Market Quotation			Broker Quote			$15.542	—

Total		$45,208

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Emerging Markets Bond Fund	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.3% ¤
ANGOLA 0.7%
SOVEREIGN ISSUES 0.7%
Angola Government International Bonds
8.000% due 11/26/2029		$4,361	$4,264
8.250% due 05/09/2028		1,400	1,409
8.750% due 04/14/2032		4,900	4,781
9.244% due 01/15/2031		900	907
9.375% due 05/08/2048		1,000	882
9.875% due 10/15/2035 (n)		1,700	1,684
9.875% due 10/15/2035		6,200	6,143

Total Angola (Cost $18,676)			20,070

ARGENTINA 3.3%
CORPORATE BONDS & NOTES 0.3%
Pampa Energia SA
7.750% due 11/14/2037		$3,200	3,175
7.875% due 12/16/2034		3,700	3,729
Tecpetrol SA 7.625% due 11/03/2030		3,400	3,380

			10,284

SOVEREIGN ISSUES 3.0%
Argentina Republic Government International Bonds
0.750% due 07/09/2030 þ		16,485	14,086
3.000% due 07/09/2041 þ	EUR	1,000	780
3.500% due 07/09/2041 þ		$58,801	40,808
3.875% due 07/09/2035 þ	EUR	1,000	824
4.125% due 07/09/2035 þ		$13,812	10,303
4.125% due 07/09/2046 þ(n)		1,273	909
5.000% due 01/09/2038 þ		10,900	8,491
Provincia de Buenos Aires/Government Bonds
5.125% due 09/01/2037 þ	EUR	4,959	3,865
6.625% due 09/01/2037 þ		$9,368	7,215
Provincia de la Rioja
8.500% due 02/24/2028 ^(b)		1,593	996
8.500% due 02/24/2028		3,452	2,158

			90,435

Total Argentina (Cost $76,448)			100,719

ARMENIA 0.2%
SOVEREIGN ISSUES 0.2%
Republic of Armenia International Bonds 3.600% due 02/02/2031		$6,900	6,293

Total Armenia (Cost $6,575)			6,293

AZERBAIJAN 0.3%
CORPORATE BONDS & NOTES 0.3%
Southern Gas Corridor CJSC 6.875% due 03/24/2026		$7,400	7,464

Total Azerbaijan (Cost $7,408)			7,464

BAHRAIN 0.6%
SOVEREIGN ISSUES 0.6%
Bahrain Government International Bonds
4.250% due 01/25/2028		$1,900	1,862
5.250% due 01/25/2033		4,000	3,820
5.450% due 09/16/2032		400	390
5.625% due 09/30/2031		1,700	1,690
6.625% due 10/06/2037		5,400	5,411

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2025 (Unaudited)

CBB International Sukuk Programme Co. WLL 5.874% due 02/06/2034		4,600	4,584

Total Bahrain (Cost $17,831)			17,757

BENIN 0.0%
SOVEREIGN ISSUES 0.0%
Benin Government International Bonds 6.875% due 01/19/2052	EUR	500	534

Total Benin (Cost $496)			534

BRAZIL 2.4%
CORPORATE BONDS & NOTES 1.5%
Banco do Brasil SA 8.500% due 07/29/2026	MXN	136,000	7,626
Brazil Minas SPE via State of Minas Gerais 5.333% due 02/15/2028		$14,610	14,692
CSN Inova Ventures 6.750% due 01/28/2028		5,300	4,917
Unigel Luxembourg SA (11.000% Cash or 12.000% PIK) 11.000% due 12/31/2028 ^(a)(b)		3,639	255
Unigel Luxembourg SA (13.500% Cash or 15.000% PIK) 13.500% due 12/31/2027 ^(a)(b)		1,673	343
Vale Overseas Ltd. 6.400% due 06/28/2054		3,500	3,575
Vale SA 0.000% due 12/29/2049 ~(i)	BRL	168,820	12,631

			44,039

SOVEREIGN ISSUES 0.9%
Brazil Government International Bonds 7.250% due 01/12/2056		$650	645
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2026 (e)	BRL	100,400	17,724
Brazil Notas do Tesouro Nacional 6.000% due 08/15/2050		61,348	9,797

			28,166

Total Brazil (Cost $81,395)			72,205

BULGARIA 0.3%
SOVEREIGN ISSUES 0.3%
Bulgaria Government International Bonds
3.625% due 09/05/2032	EUR	2,700	3,258
5.000% due 03/05/2037		$7,000	6,995

Total Bulgaria (Cost $10,008)			10,253

CAMEROON 0.2%
SOVEREIGN ISSUES 0.2%
Republic of Cameroon International Bonds 5.950% due 07/07/2032	EUR	7,400	7,361

Total Cameroon (Cost $6,317)			7,361

CANADA 0.1%
CORPORATE BONDS & NOTES 0.1%
Ivanhoe Mines Ltd. 7.875% due 01/23/2030		$2,200	2,278

Total Canada (Cost $2,200)			2,278

CAYMAN ISLANDS 2.6%
ASSET-BACKED SECURITIES 0.1%
IFC Emerging Markets Securitization Ltd. 5.454% due 12/31/2035 •		$1,450	1,450

CONVERTIBLE BONDS & NOTES 0.0%
Country Garden Holdings Co. Ltd. 0.000% due 12/31/2031 «		2,311	300
Kaisa Group Holdings Ltd.
0.000% due 12/31/2026 (e)		404	5
0.000% due 12/31/2027 (e)		505	4

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2025 (Unaudited)

0.000% due 12/31/2028 (e)		808	5
0.000% due 12/31/2029 (e)		808	5
0.000% due 12/31/2030 (e)		1,010	4
0.000% due 12/31/2031 (e)		1,010	4
0.000% due 12/31/2032 (e)		1,906	19
Sunac China Holdings Ltd.
0.000% due 06/23/2026 «(e)		3,468	555
0.000% due 06/23/2028 «(e)		412	89

			990

CORPORATE BONDS & NOTES 1.8%
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (e)		4,789	3,929
Country Garden Holdings Co. Ltd. (1.000% Cash or 2.500% PIK) 5.000% due 12/31/2032 «		1,138	68
Energuate Trust 2 0 6.350% due 09/15/2035		2,000	2,001
FWD Group Holdings Ltd.
5.252% due 09/22/2030		1,800	1,812
5.836% due 09/22/2035		500	506
Gaci First Investment Co.
4.875% due 02/14/2035		7,000	6,977
5.250% due 01/29/2034		9,500	9,766
ICD Funding Ltd. 3.223% due 04/28/2026		600	596
Interoceanica V Finance Ltd.
0.000% due 05/15/2030 (e)		2,894	2,435
7.860% due 05/15/2030		2,437	2,541
Kaisa Group Holdings Ltd. 5.000% due 11/30/2027		86	7
Kaisa Group Holdings Ltd. (5.250% Cash or 6.250% PIK) 5.250% due 12/28/2028 (a)		679	14
Kaisa Group Holdings Ltd. (5.500% Cash or 6.500% PIK) 5.500% due 12/28/2029 (a)		1,137	21
Kaisa Group Holdings Ltd. (5.750% Cash or 6.750% PIK) 5.750% due 12/28/2030 (a)		1,371	22
Kaisa Group Holdings Ltd. (6.000% Cash or 7.000% PIK) 6.000% due 12/28/2031 (a)		2,066	35
Kaisa Group Holdings Ltd. (6.250% Cash or 7.250% PIK) 6.250% due 12/28/2032 (a)		1,944	30
Kaisa Group Holdings Ltd. (6.721% Cash or 7.721% PIK) 6.721% due 12/28/2028 (a)		465	11
Kona Spc Ltd. 5.718% due 09/15/2026 «•	EUR	5,500	6,487
Lima Metro Line 2 Finance Ltd.
4.350% due 04/05/2036		$153	150
4.350% due 04/05/2036 (n)		2,371	2,320
5.875% due 07/05/2034		724	754
Montego Bay Airport Revenue Finance Ltd. 6.600% due 06/15/2035		2,900	2,907
Suci Second Investment Co. 6.000% due 10/25/2028		10,600	11,100

			54,489

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Ziraat 6.805% - 7.566% (TSFR3M + 3.100%) due 06/15/2034 «~		5,100	5,103

SOVEREIGN ISSUES 0.5%
KSA Ijarah Sukuk Ltd. 4.875% due 09/09/2035		5,800	5,827
KSA Sukuk Ltd. 3.628% due 04/20/2027		8,100	8,070

			13,897

Total Cayman Islands (Cost $75,827)			75,929

CHILE 2.2%
CORPORATE BONDS & NOTES 1.6%
Banco del Estado de Chile 7.950% due 05/02/2029 •(i)(j)		$3,500	3,720
Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042		1,600	1,332
4.375% due 02/05/2049		453	360
4.875% due 11/04/2044		1,920	1,681
5.950% due 01/08/2034		1,300	1,361
6.300% due 09/08/2053		3,000	3,074
6.440% due 01/26/2036		12,300	13,350
6.780% due 01/13/2055		8,500	9,172
Empresa de los Ferrocarriles del Estado
3.068% due 08/18/2050		800	515

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2025 (Unaudited)

3.830% due 09/14/2061		4,700	3,281
Empresa Nacional del Petroleo
3.450% due 09/16/2031		382	353
5.950% due 07/30/2034		2,800	2,933
6.150% due 05/10/2033		4,800	5,093
Engie Energia Chile SA 6.375% due 04/17/2034		1,200	1,285

			47,510

SOVEREIGN ISSUES 0.6%
Chile Government International Bonds
3.100% due 05/07/2041 (n)		16,400	12,672
3.100% due 01/22/2061		700	435
3.500% due 04/15/2053 (n)		4,500	3,226
5.650% due 01/13/2037		2,200	2,329

			18,662

Total Chile (Cost $65,823)			66,172

		SHARES
CHINA 0.3%
COMMON STOCKS 0.0%
Kaisa Group Holdings Ltd. (c)		5,954,799	74

		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 0.3%
China Government International Bonds
3.625% due 11/13/2028		4,600	4,639
3.750% due 11/13/2030		2,900	2,932

			7,571

Total China (Cost $7,493)			7,645

COLOMBIA 4.9%
CORPORATE BONDS & NOTES 0.4%
Banco Davivienda SA 8.125% due 07/02/2035 •(j)		$3,600	3,780
Ecopetrol SA
5.875% due 11/02/2051		8,100	5,849
7.375% due 09/18/2043		1,100	1,009

			10,638

SOVEREIGN ISSUES 4.5%
Colombia Government International Bonds
3.250% due 04/22/2032		13,800	11,661
3.875% due 04/25/2027		6,100	6,052
4.500% due 11/26/2030	EUR	3,500	4,041
5.000% due 06/15/2045 (n)		$1,170	855
5.200% due 05/15/2049		824	608
5.625% due 02/26/2044 (n)		5,100	4,140
5.750% due 11/26/2034	EUR	3,900	4,447
6.125% due 01/18/2041 (n)		$2,000	1,774
6.500% due 11/26/2038	EUR	3,900	4,439
7.375% due 04/25/2030		$7,800	8,256
7.375% due 09/18/2037		1,125	1,147
8.000% due 04/20/2033		800	862
8.375% due 11/07/2054 (n)		12,100	12,868
Colombia TES
2.250% due 04/18/2029 (h)	COP	26,766,677	6,266
3.000% due 03/25/2033 (h)		2,065,085	438
6.500% due 01/22/2031 (h)		48,458,010	12,777
7.000% due 03/26/2031		7,426,300	1,532
11.000% due 08/22/2029		47,241,300	11,823
11.500% due 07/25/2046		2,177,800	514
11.750% due 01/24/2035		48,512,300	11,962
12.750% due 11/28/2040		77,278,300	20,064

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2025 (Unaudited)

13.250% due 02/09/2033		28,770,300	7,719

			134,245

Total Colombia (Cost $144,786)			144,883

COSTA RICA 0.7%
SOVEREIGN ISSUES 0.7%
Costa Rica Government International Bonds
5.500% due 11/21/2030	EUR	13,000	15,666
7.300% due 11/13/2054		$3,800	4,277

Total Costa Rica (Cost $18,969)			19,943

CZECH REPUBLIC 0.3%
CORPORATE BONDS & NOTES 0.3%
Czechoslovak Group AS 5.250% due 01/10/2031	EUR	500	609
EPH Financing International AS
5.875% due 11/30/2029		4,500	5,665
6.651% due 11/13/2028		2,100	2,666

Total Czech Republic (Cost $8,172)			8,940

DOMINICAN REPUBLIC 2.4%
SOVEREIGN ISSUES 2.4%
Dominican Republic Central Bank Notes 13.000% due 01/30/2026	DOP	16,800	267
Dominican Republic International Bonds
4.875% due 09/23/2032		$2,000	1,929
5.300% due 01/21/2041		1,900	1,726
5.875% due 10/28/2035		4,400	4,413
5.875% due 01/30/2060		7,300	6,525
5.950% due 01/25/2027		8,900	9,007
6.000% due 07/19/2028		18,800	19,283
6.000% due 02/22/2033		1,200	1,232
6.400% due 06/05/2049		200	199
6.500% due 02/15/2048		506	507
6.600% due 06/01/2036		800	844
6.850% due 01/27/2045		300	313
6.950% due 03/15/2037		4,200	4,513
7.150% due 02/24/2055		5,200	5,575
10.500% due 03/15/2037	DOP	484,000	8,254
10.750% due 06/01/2036		222,400	3,841
11.250% due 09/15/2035		11,200	198
13.625% due 02/03/2033		10,500	202
13.625% due 02/10/2034		165,700	3,209

Total Dominican Republic (Cost $71,313)			72,037

ECUADOR 1.3%
CORPORATE BONDS & NOTES 0.1%
Corp. Quiport SA 9.000% due 12/15/2037		$3,000	3,218

SOVEREIGN ISSUES 1.2%
Ecuador Government International Bonds
0.000% due 07/31/2030 (e)(n)		5,271	4,518
5.000% due 07/31/2040 þ		6,095	4,767
6.900% due 07/31/2030 þ		10,600	10,515
6.900% due 07/31/2035 þ		18,403	16,269
Ecuador Social Bonds SARL 0.000% due 01/30/2035 (e)		663	482

			36,551

Total Ecuador (Cost $29,065)			39,769

EGYPT 2.9%
SOVEREIGN ISSUES 2.9%
Egypt Government Bonds 21.954% due 03/04/2028	EGP	790,100	16,587
Egypt Government International Bonds
4.750% due 04/16/2026	EUR	15,000	17,667
6.375% due 04/11/2031		8,300	10,038
7.053% due 01/15/2032		$900	939
7.500% due 02/16/2061		16,900	14,754
7.625% due 05/29/2032		800	855

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2025 (Unaudited)

7.903% due 02/21/2048		3,650	3,402
8.500% due 01/31/2047		3,500	3,444
8.625% due 02/04/2030		7,300	8,121
8.750% due 09/30/2051		3,250	3,261
9.450% due 02/04/2033 (n)		6,900	7,934

Total Egypt (Cost $74,554)			87,002

EL SALVADOR 0.7%
CORPORATE BONDS & NOTES 0.3%
Comision Ejecutiva Hidroelectrica del Rio Lempa
8.650% due 01/24/2033 (n)		$6,300	6,766
8.650% due 01/24/2033		1,400	1,504

			8,270

SOVEREIGN ISSUES 0.4%
El Salvador Government International Bonds
7.650% due 06/15/2035		700	729
9.250% due 04/17/2030		3,700	4,036
9.500% due 07/15/2052		1,000	1,130
9.650% due 11/21/2054		5,900	6,770

			12,665

Total El Salvador (Cost $18,899)			20,935

FRANCE 0.0%
CORPORATE BONDS & NOTES 0.0%
New Immo Holding SA 2.750% due 11/26/2026	EUR	1,000	1,172

Total France (Cost $1,005)			1,172

GABON 0.1%
SOVEREIGN ISSUES 0.1%
Gabon Government International Bonds
6.625% due 02/06/2031		$350	272
9.500% due 02/18/2029		2,600	2,259

Total Gabon (Cost $2,663)			2,531

GEORGIA 0.0%
CORPORATE BONDS & NOTES 0.0%
Georgian Railway JSC 4.000% due 06/17/2028		$200	190

Total Georgia (Cost $187)			190

GERMANY 0.2%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Stepstone Group MidCo 2 GmbH 6.599% - 7.723% (EUR006M + 4.500%) due 04/26/2032 ~	EUR	6,000	6,681

Total Germany (Cost $6,293)			6,681

GHANA 0.6%
SOVEREIGN ISSUES 0.6%
Ghana Government International Bonds
0.000% due 07/03/2026 (e)		$342	336
0.000% due 01/03/2030 (e)		1,068	946
1.500% due 01/03/2037		2,600	1,461
5.000% due 07/03/2029 þ		7,778	7,657
5.000% due 07/03/2035 þ		4,845	4,445
Republic of Ghana Government Bonds
8.350% due 02/16/2027	GHS	3,100	276
8.650% due 02/13/2029		8,574	689
8.800% due 02/12/2030		9,635	742
8.950% due 02/11/2031		23,498	1,744

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Total Ghana (Cost $16,168)			18,296

GUATEMALA 1.2%
SOVEREIGN ISSUES 1.2%
Guatemala Government Bonds
4.375% due 06/05/2027		$7,000	6,965
4.650% due 10/07/2041		1,000	868
4.875% due 02/13/2028		10,500	10,575
5.375% due 04/24/2032		1,000	1,013
6.050% due 08/06/2031		3,000	3,133
6.125% due 06/01/2050		750	737
6.250% due 08/15/2036		4,500	4,714
6.550% due 02/06/2037		3,800	4,081
6.875% due 08/15/2055		3,700	3,964

Total Guatemala (Cost $35,379)			36,050

HONDURAS 0.0%
SOVEREIGN ISSUES 0.0%
Honduras Government International Bonds 8.625% due 11/27/2034		$1,200	1,352

Total Honduras (Cost $1,200)			1,352

		SHARES
HONG KONG 0.2%
COMMON STOCKS 0.0%
Country Garden Holdings Co. Ltd.		9,900	1

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 0.2%
AIA Group Ltd. 3.200% due 09/16/2040		400	317
Fortune Star BVI Ltd.
3.950% due 10/02/2026	EUR	1,800	2,110
5.000% due 05/18/2026		$1,500	1,496
5.050% due 01/27/2027		2,300	2,257

			6,180

Total Hong Kong (Cost $5,945)			6,181

HUNGARY 1.8%
SOVEREIGN ISSUES 1.8%
Hungary Government Bonds 4.750% due 11/24/2032	HUF	1,857,100	5,123
Hungary Government International Bonds
1.625% due 04/28/2032 (n)	EUR	1,400	1,441
1.750% due 06/05/2035		100	94
2.125% due 09/22/2031		$4,000	3,455
3.125% due 09/21/2051 (n)		1,400	867
5.375% due 09/26/2030		900	925
5.375% due 09/26/2030 (n)		5,500	5,652
5.500% due 03/26/2036		8,600	8,602
6.000% due 09/26/2035		5,100	5,314
6.125% due 05/22/2028		11,700	12,141
6.750% due 09/25/2052		2,300	2,443
6.750% due 09/23/2055		2,900	3,032
7.625% due 03/29/2041 (n)		4,400	5,166

Total Hungary (Cost $52,969)			54,255

INDIA 0.3%
CORPORATE BONDS & NOTES 0.3%
Adani Transmission Step-One Ltd. 4.250% due 05/21/2036		$865	781
IIFL Finance Ltd. 8.750% due 07/24/2028		3,800	3,904
ReNew Pvt Ltd. 5.875% due 03/05/2027		600	596

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2025 (Unaudited)

ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries 4.500% due 07/14/2028		3,300	3,171

Total India (Cost $8,555)			8,452

INDONESIA 3.6%
CORPORATE BONDS & NOTES 2.4%
Freeport Indonesia PT 5.315% due 04/14/2032		$1,700	1,735
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT 5.450% due 05/15/2030		14,400	14,873
Pertamina Hulu Energi PT 5.250% due 05/21/2030		9,900	10,101
Pertamina Persero PT
6.000% due 05/03/2042		2,430	2,481
6.450% due 05/30/2044		6,900	7,384
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.000% due 06/30/2050		11,800	8,764
4.375% due 02/05/2050		4,300	3,437
5.250% due 10/24/2042		6,600	6,190
5.250% due 05/15/2047		14,100	12,893
5.450% due 05/21/2028		250	256
6.250% due 01/25/2049		4,800	4,944

			73,058

SOVEREIGN ISSUES 1.2%
Indonesia Government International Bonds
1.100% due 03/12/2033	EUR	3,800	3,712
3.875% due 01/15/2033		2,700	3,203
4.125% due 01/15/2037		5,200	6,131
4.200% due 10/15/2050		$400	330
4.900% due 04/16/2036		500	500
5.650% due 01/11/2053		700	711
6.750% due 01/15/2044		2,100	2,435
Perusahaan Penerbit SBSN Indonesia III
3.800% due 06/23/2050		300	229
5.000% due 12/01/2035		18,800	18,895
5.650% due 11/25/2054		900	910

			37,056

Total Indonesia (Cost $111,969)			110,114

IRELAND 0.9%
CORPORATE BONDS & NOTES 0.1%
CIMA Finance DAC 2.950% due 09/05/2029		$1,963	1,853

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Panama Government International Bonds 3.837% - 9.716% (EUR006M + 1.750%) due 03/05/2027 «~	EUR	8,100	9,539

SOVEREIGN ISSUES 0.5%
Avenir Issuer III Ireland DAC 6.000% due 03/22/2027		$1,665	1,616
Avenir Issuer IV Ireland DAC 10.750% due 09/15/2028		4,450	4,498
Republic of Angola Via Avenir Issuer II Ireland DAC 6.927% due 02/19/2027		9,482	9,245

			15,359

Total Ireland (Cost $26,065)			26,751

ISRAEL 0.5%
CORPORATE BONDS & NOTES 0.4%
ICL Group Ltd. 6.375% due 05/31/2038		$2,919	3,030
Israel Electric Corp. Ltd.
3.750% due 02/22/2032		3,000	2,815
4.250% due 08/14/2028		2,700	2,671
Leviathan Bond Ltd. 6.500% due 06/30/2027		4,600	4,636

			13,152

SOVEREIGN ISSUES 0.1%
Israel Government International Bonds 4.500% due 01/30/2043		1,500	1,328

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2025 (Unaudited)

State of Israel 2.500% due 01/15/2030		1,000	930

			2,258

Total Israel (Cost $15,160)			15,410

ITALY 0.1%
SOVEREIGN ISSUES 0.1%
Cassa Depositi e Prestiti SpA 5.875% due 04/30/2029		$1,500	1,583

Total Italy (Cost $1,491)			1,583

IVORY COAST 1.6%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%
Republic of Cote d'Ivoire
4.916% - 9.488% (EUR006M + 2.850%) due 03/18/2026 «~	EUR	7,900	9,284
5.153% - 9.488% (EUR006M + 3.050%) due 03/09/2026 «~		10,000	11,733

			21,017

SOVEREIGN ISSUES 0.9%
Ivory Coast Government International Bonds
4.875% due 01/30/2032		6,666	7,604
5.250% due 03/22/2030		847	999
5.750% due 12/31/2032 þ		$1,795	1,804
5.750% due 12/31/2032		1,001	1,006
5.875% due 10/17/2031	EUR	2,200	2,607
6.625% due 03/22/2048		3,600	3,834
6.875% due 10/17/2040		1,700	1,955
8.075% due 04/01/2036		$4,100	4,438
8.250% due 01/30/2037		3,700	4,031

			28,278

Total Ivory Coast (Cost $45,461)			49,295

JAMAICA 0.1%
CORPORATE BONDS & NOTES 0.1%
TransJamaican Highway Ltd. 5.750% due 10/10/2036		$1,632	1,521

Total Jamaica (Cost $1,635)			1,521

JAPAN 0.1%
SOVEREIGN ISSUES 0.1%
Japan Government Thirty Year Bonds 3.200% due 09/20/2055	JPY	480,000	2,972

Total Japan (Cost $2,974)			2,972

JORDAN 0.2%
SOVEREIGN ISSUES 0.2%
Jordan Government International Bonds 7.375% due 10/10/2047		$5,650	5,683

Total Jordan (Cost $5,389)			5,683

KAZAKHSTAN 1.0%
CORPORATE BONDS & NOTES 0.7%
KazMunayGas National Co. JSC
3.500% due 04/14/2033		$1,885	1,704
5.750% due 04/19/2047		3,070	2,909
QazaqGaz NC JSC 4.375% due 09/26/2027		1,000	998
Tengizchevroil Finance Co. International Ltd.
3.250% due 08/15/2030		10,800	10,032
4.000% due 08/15/2026		5,600	5,578

			21,221

SOVEREIGN ISSUES 0.3%
Development Bank of Kazakhstan JSC 18.400% due 10/16/2028	KZT	1,987,500	4,072

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Kazakhstan Government International Bonds 4.412% due 10/28/2030	$4,400	4,378

		8,450

Total Kazakhstan (Cost $28,824)		29,671

KENYA 0.8%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Republic of Kenya Government International Bonds 9.186% (PRIME + 5.400%) due 04/05/2028 «~	$2,250	2,228

SOVEREIGN ISSUES 0.7%
Republic of Kenya Government International Bonds
7.875% due 10/09/2033	3,500	3,505
8.800% due 10/09/2038	4,900	4,972
9.500% due 03/05/2036	3,300	3,526
9.750% due 02/16/2031	8,900	9,742

		21,745

Total Kenya (Cost $22,669)		23,973

KUWAIT 0.5%
SOVEREIGN ISSUES 0.5%
Kuwait International Government Bonds
3.500% due 03/20/2027	$1,700	1,693
4.652% due 10/09/2035	14,400	14,417

Total Kuwait (Cost $16,116)		16,110

LATVIA 0.2%
SOVEREIGN ISSUES 0.2%
Latvia Government International Bonds 5.125% due 07/30/2034	$4,600	4,726

Total Latvia (Cost $4,559)		4,726

LEBANON 0.1%
SOVEREIGN ISSUES 0.1%
Lebanon Government International Bonds
8.250% due 05/17/2034 ^(b)	$10,700	2,525
8.250% due 04/12/2049 ^(b)	3,600	839

Total Lebanon (Cost $1,538)		3,364

	SHARES
LUXEMBOURG 4.5%
COMMON STOCKS 0.2%
Drillco Holdings Luxembourg SA «(l)	154,744	3,491
Foresea Holdings SA «	61,095	1,379

		4,870

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 1.9%
Chile Electricity Lux MPC II SARL
5.580% due 10/20/2035	1,271	1,304
5.672% due 10/20/2035	1,262	1,314
FORESEA Holding SA 7.500% due 06/15/2030	2,689	2,654
Greensaif Pipelines Bidco SARL
5.853% due 02/23/2036	3,800	3,979
6.103% due 08/23/2042	4,700	4,904
6.129% due 02/23/2038	8,200	8,721
6.510% due 02/23/2042	3,400	3,718
Guara Norte SARL 5.198% due 06/15/2034	8,913	8,707
Kernel Holding SA 6.750% due 10/27/2027	1,500	1,414

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Poinsettia Finance Ltd. SARL 6.625% due 06/17/2031		4,472	4,393
PRIO Luxembourg Holding SARL 6.750% due 10/15/2030		4,400	4,286
Raizen Fuels Finance SA
5.700% due 01/17/2035		800	613
6.250% due 07/08/2032		5,500	4,627
6.450% due 03/05/2034		1,000	816
Saavi Energia SARL 8.875% due 02/10/2035		3,700	4,017

			55,467

SOVEREIGN ISSUES 2.4%
Eagle Funding Luxco SARL 5.500% due 08/17/2030		71,600	73,021

Total Luxembourg (Cost $129,914)			133,358

MACEDONIA 0.3%
SOVEREIGN ISSUES 0.3%
North Macedonia Government International Bonds 6.960% due 03/13/2027	EUR	8,000	9,750

Total Macedonia (Cost $8,735)			9,750

MALAYSIA 0.7%
CORPORATE BONDS & NOTES 0.7%
Petronas Capital Ltd.
3.404% due 04/28/2061		$1,200	817
4.800% due 04/21/2060		5,230	4,727
5.848% due 04/03/2055		13,600	14,238

Total Malaysia (Cost $20,005)			19,782

MEXICO 7.4%
		SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita SA «(c)		93,349	0

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 4.1%
Banco Mercantil del Norte SA
6.625% due 01/24/2032 •(i)(j)		800	786
8.375% due 10/14/2030 •(i)(j)		700	745
8.375% due 05/20/2031 •(i)(j)		2,100	2,208
8.750% due 05/20/2035 •(i)(j)		4,000	4,287
Banco Nacional de Comercio Exterior SNC 5.875% due 05/07/2030		1,700	1,762
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 7.625% due 02/11/2035 •(j)		2,700	2,842
Gruma SAB de CV 5.761% due 12/09/2054		1,100	1,106
Industrias Penoles SAB de CV 4.750% due 08/06/2050		2,900	2,429
Minera Mexico SA de CV 4.500% due 01/26/2050		1,600	1,354
Petroleos Mexicanos
6.350% due 02/12/2048		6,038	4,744
6.375% due 01/23/2045		11,850	9,582
6.500% due 06/02/2041		17,100	14,820
6.625% due 06/15/2035 (n)		1,225	1,163
6.700% due 02/16/2032 (n)		36,420	36,345
6.950% due 01/28/2060		13,420	10,934
7.690% due 01/23/2050		17,300	15,516
10.000% due 02/07/2033		9,700	11,246

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Trust Fibra Uno 6.390% due 01/15/2050 (n)		600	569

			122,438

SOVEREIGN ISSUES 3.3%
Mexico Government International Bonds
2.250% due 08/12/2036	EUR	5,100	4,802
3.750% due 01/11/2028		$16,200	16,068
3.771% due 05/24/2061		4,200	2,601
4.000% due 03/15/2115	EUR	1,000	825
5.000% due 04/27/2051		$1,300	1,048
5.125% due 03/19/2038	EUR	2,700	3,157
5.375% due 03/22/2033		$3,500	3,481
5.625% due 09/22/2035		3,400	3,358
5.750% due 10/12/2110		10,300	8,678
5.850% due 07/02/2032		10,652	10,957
6.338% due 05/04/2053		299	286
6.400% due 05/07/2054		2,200	2,121
6.625% due 01/29/2038		3,200	3,347
6.875% due 05/13/2037		8,600	9,198
7.375% due 05/13/2055		26,000	28,073
Mexico Udibonos 4.000% due 11/30/2028 (h)	MXN	780	43

			98,043

Total Mexico (Cost $214,543)			220,481

MONGOLIA 0.1%
SOVEREIGN ISSUES 0.1%
City of Ulaanbaatar Mongolia 7.750% due 08/21/2027		$1,100	1,134
Mongolia Government International Bonds 7.875% due 06/05/2029		500	534

Total Mongolia (Cost $1,618)			1,668

MOROCCO 0.7%
CORPORATE BONDS & NOTES 0.7%
OCP SA
3.750% due 06/23/2031		$6,650	6,233
5.125% due 06/23/2051		13,700	11,354
6.700% due 03/01/2036		2,100	2,255

Total Morocco (Cost $19,744)			19,842

		SHARES
NETHERLANDS 0.7%
COMMON STOCKS 0.0%
Stichting Administratiekantoor «(c)		13,778	0

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 0.5%
NE Property BV 1.875% due 10/09/2026	EUR	200	233
Prosus NV
1.539% due 08/03/2028		500	567
2.031% due 08/03/2032		600	634
3.061% due 07/13/2031		$200	182
3.257% due 01/19/2027		1,000	986
3.680% due 01/21/2030		900	864
4.027% due 08/03/2050		600	417
Unigel Netherlands Holding Corp. BV (15.000% Cash or 15.000% PIK) 15.000% due 12/31/2044 ^(a)(b)		2,957	96
Yinson Bergenia Production BV 8.498% due 01/31/2045		6,400	6,718

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Yinson Boronia Production BV 8.947% due 07/31/2042		4,219	4,606

			15,303

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
VEON Amsterdam BV 8.206% (TSFR3M + 4.250%) due 03/25/2027 «~		5,900	5,900

Total Netherlands (Cost $20,975)			21,203

NIGERIA 2.0%
CORPORATE BONDS & NOTES 0.4%
BOI Finance BV 7.500% due 02/16/2027	EUR	10,900	13,210

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Bank of Industry Ltd. 3.754% - 9.719% (EUR003M + 1.700%) due 08/23/2027 ~		3,900	4,571

SOVEREIGN ISSUES 1.4%
Nigeria Government International Bonds
6.125% due 09/28/2028		$2,900	2,921
6.500% due 11/28/2027		9,300	9,464
7.143% due 02/23/2030		800	831
7.375% due 09/28/2033		800	816
7.625% due 11/28/2047		1,200	1,137
7.696% due 02/23/2038		5,600	5,610
7.875% due 02/16/2032		3,800	3,980
8.631% due 01/13/2036		5,150	5,537
8.747% due 01/21/2031		650	709
9.130% due 01/13/2046		4,900	5,273
9.625% due 06/09/2031		4,300	4,893
10.375% due 12/09/2034		1,500	1,783

			42,954

Total Nigeria (Cost $56,568)			60,735

OMAN 0.9%
CORPORATE BONDS & NOTES 0.2%
AL Jawaher Assets Co. Spc 4.662% due 10/29/2030		$7,300	7,243

SOVEREIGN ISSUES 0.7%
Oman Government International Bonds
5.625% due 01/17/2028		3,830	3,924
6.000% due 08/01/2029		5,900	6,191
6.750% due 10/28/2027		1,300	1,354
7.000% due 01/25/2051		7,500	8,557

			20,026

Total Oman (Cost $25,749)			27,269

PAKISTAN 0.5%
SOVEREIGN ISSUES 0.5%
Pakistan Government International Bonds
6.000% due 04/08/2026		$10,000	9,989
6.875% due 12/05/2027		1,000	1,010
7.375% due 04/08/2031		2,900	2,890
Pakistan Water & Power Development Authority 7.500% due 06/04/2031		900	858

Total Pakistan (Cost $14,094)			14,747

PANAMA 1.7%
CORPORATE BONDS & NOTES 0.2%
Aeropuerto Internacional de Tocumen SA 5.125% due 08/11/2061		$3,100	2,523
Banco General SA
5.250% due 05/07/2031 •(i)(j)		3,200	3,032
5.250% due 05/07/2031 •(i)		800	758

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2025 (Unaudited)

ENA Norte Trust 4.950% due 04/25/2028		466	457

			6,770

SOVEREIGN ISSUES 1.5%
Panama Government International Bonds
4.300% due 04/29/2053		2,870	2,164
4.500% due 05/15/2047		200	159
4.500% due 01/19/2063		4,800	3,593
6.400% due 02/14/2035 (n)		1,000	1,057
6.700% due 01/26/2036 (n)		13,900	14,989
6.853% due 03/28/2054 (n)		2,700	2,822
7.875% due 03/01/2057 (n)		8,300	9,698
8.000% due 03/01/2038		2,300	2,691
8.125% due 04/28/2034		2,860	3,303
8.875% due 09/30/2027		3,700	3,975

			44,451

Total Panama (Cost $51,020)			51,221

PARAGUAY 0.5%
SOVEREIGN ISSUES 0.5%
Paraguay Government International Bonds
2.739% due 01/29/2033		$800	716
3.849% due 06/28/2033		600	569
5.400% due 03/30/2050		200	188
5.600% due 03/13/2048		200	193
5.850% due 08/21/2033		700	745
6.000% due 02/09/2036		2,300	2,473
6.650% due 03/04/2055		4,000	4,358
7.900% due 02/09/2031	PYG	23,766,000	3,447
8.500% due 03/04/2035		16,023,000	2,328

Total Paraguay (Cost $14,353)			15,017

PERU 2.4%
CORPORATE BONDS & NOTES 1.6%
Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	25,000	7,884
10.100% due 12/15/2043		12,400	4,012
InRetail Consumer 3.250% due 03/22/2028		$14,600	14,270
Kallpa Generacion SA 5.875% due 01/30/2032		1,300	1,356
Niagara Energy SAC 5.746% due 10/03/2034		2,500	2,552
Petroleos del Peru SA
4.750% due 06/19/2032		3,800	2,805
5.625% due 06/19/2047		21,800	13,880

			46,759

SOVEREIGN ISSUES 0.8%
Peru Government Bonds
5.400% due 08/12/2034	PEN	2,000	594
6.150% due 08/12/2032		5,200	1,670
7.300% due 08/12/2033		15,800	5,364
Peru Government International Bonds
5.875% due 08/08/2054 (n)		$9,700	9,635
6.200% due 06/30/2055		5,900	6,072
6.900% due 08/12/2037	PEN	700	218
6.950% due 08/12/2031		2,241	741

			24,294

Total Peru (Cost $69,370)			71,053

PHILIPPINES 0.5%
CORPORATE BONDS & NOTES 0.3%
PLDT, Inc. 3.450% due 06/23/2050		$4,700	3,388
San Miguel Global Power Holdings Corp. 8.125% due 12/02/2029 •(i)		4,500	4,557

			7,945

SOVEREIGN ISSUES 0.2%
Philippines Government International Bonds 3.700% due 03/01/2041		5,500	4,609

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Total Philippines (Cost $13,772)			12,554

POLAND 1.1%
CORPORATE BONDS & NOTES 0.1%
ORLEN SA 6.000% due 01/30/2035		$2,700	2,850

SOVEREIGN ISSUES 1.0%
Bank Gospodarstwa Krajowego
5.750% due 07/09/2034		10,400	10,963
6.250% due 07/09/2054		8,400	8,743
Republic of Poland Government International Bonds
4.875% due 02/12/2030		900	928
4.875% due 10/04/2033		600	611
5.125% due 09/18/2034		400	410
5.375% due 02/12/2035		4,300	4,468
5.500% due 04/04/2053		5,100	4,910

			31,033

Total Poland (Cost $33,102)			33,883

QATAR 1.7%
CORPORATE BONDS & NOTES 1.4%
QatarEnergy
2.250% due 07/12/2031		$13,700	12,348
3.125% due 07/12/2041		8,650	6,671
3.300% due 07/12/2051		30,000	21,033
Qatarenergy LNG S3 5.838% due 09/30/2027		2,700	2,746

			42,798

SOVEREIGN ISSUES 0.3%
Global Sukuk Ventures 4.250% due 11/10/2035		8,800	8,732

Total Qatar (Cost $53,061)			51,530

ROMANIA 2.3%
SOVEREIGN ISSUES 2.3%
Romania Government International Bonds
2.124% due 07/16/2031	EUR	4,450	4,590
2.125% due 03/07/2028		500	578
2.375% due 04/19/2027		350	410
2.875% due 04/13/2042		4,600	3,571
3.375% due 01/28/2050		4,000	3,017
3.500% due 04/03/2034 (n)		900	936
3.750% due 02/07/2034		200	212
3.875% due 10/29/2035		1,800	1,847
4.625% due 04/03/2049		1,000	926
5.125% due 09/24/2031		1,600	1,925
5.250% due 03/10/2030		8,200	10,085
5.250% due 05/30/2032		4,600	5,530
5.375% due 06/07/2033		4,800	5,702
5.625% due 05/30/2037		5,400	6,184
5.750% due 09/16/2030		$6,600	6,818
6.375% due 09/18/2033	EUR	2,800	3,529
6.500% due 10/07/2045		3,000	3,511
6.750% due 07/11/2039		7,600	9,317

Total Romania (Cost $68,373)			68,688

RUSSIA 0.0%
SOVEREIGN ISSUES 0.0%
Russia Foreign Bonds - Eurobond 7.500% due 03/31/2030		$110	73

Total Russia (Cost $20)			73

RWANDA 0.0%
SOVEREIGN ISSUES 0.0%
Rwanda International Government Bonds 5.500% due 08/09/2031		$1,200	1,117

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Total Rwanda (Cost $980)			1,117

SAUDI ARABIA 2.8%
CORPORATE BONDS & NOTES 0.8%
Saudi Arabian Oil Co.
3.500% due 11/24/2070		$3,200	2,027
4.250% due 04/16/2039		3,100	2,834
5.750% due 07/17/2054		3,700	3,614
5.875% due 07/17/2064		6,700	6,518
6.375% due 06/02/2055		8,900	9,315

			24,308

SOVEREIGN ISSUES 2.0%
Saudi Government International Bonds
3.450% due 02/02/2061		8,000	5,116
3.750% due 01/21/2055		4,200	2,978
4.500% due 10/26/2046		32,700	27,990
4.625% due 10/04/2047		1,400	1,216
5.000% due 01/18/2053		200	178
5.125% due 01/13/2028		21,800	22,283

			59,761

Total Saudi Arabia (Cost $89,154)			84,069

SENEGAL 0.8%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Republic of Senegal Ministry of Finance & Budget 7.944% (EUR006M + 5.800%) due 12/22/2028 «~	EUR	3,750	3,088

SOVEREIGN ISSUES 0.7%
Senegal Government International Bonds
4.750% due 03/13/2028		10,700	8,744
5.375% due 06/08/2037		11,700	7,485
6.250% due 05/23/2033		$5,600	3,267
7.750% due 06/10/2031		1,300	772

			20,268

Total Senegal (Cost $29,585)			23,356

SERBIA 1.1%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Tesler 7.897% (EUR003M + 5.850%) due 05/21/2028 «~	EUR	4,500	5,231

SOVEREIGN ISSUES 0.9%
Serbia International Bonds
1.000% due 09/23/2028		500	549
1.500% due 06/26/2029		7,700	8,404
1.650% due 03/03/2033 (n)		2,400	2,360
3.125% due 05/15/2027		6,620	7,749
6.000% due 06/12/2034 (n)		$600	622
6.250% due 05/26/2028		300	312
6.500% due 09/26/2033		3,600	3,860
6.500% due 09/26/2033 (n)		3,800	4,075

			27,931

Total Serbia (Cost $31,765)			33,162

SINGAPORE 0.1%
CORPORATE BONDS & NOTES 0.1%
Yinson Production Financial Services Pte. Ltd. 9.625% due 05/03/2029		$1,600	1,678

Total Singapore (Cost $1,577)			1,678

SOUTH AFRICA 2.9%
CORPORATE BONDS & NOTES 1.0%
Eskom Holdings
4.314% due 07/23/2027		$9,100	9,054
6.350% due 08/10/2028		11,400	11,827
8.450% due 08/10/2028		2,800	3,006
Sasol Financing USA LLC
6.500% due 09/27/2028		1,150	1,134

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2025 (Unaudited)

8.750% due 05/03/2029		5,500	5,604

			30,625

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Transnet SOC Ltd. 11.125% due 03/02/2028 «~	ZAR	55,000	3,331

SOVEREIGN ISSUES 1.8%
Republic of South Africa Government Bonds
8.500% due 01/31/2037		29,300	1,759
8.875% due 02/28/2035		508,100	32,020
Republic of South Africa Government International Bonds
4.300% due 10/12/2028		$6,100	6,077
7.100% due 11/19/2036		1,200	1,290
7.250% due 12/11/2055		6,100	6,057
7.950% due 11/19/2054		6,300	6,788

			53,991

Total South Africa (Cost $80,837)			87,947

SOUTH KOREA 0.3%
CORPORATE BONDS & NOTES 0.3%
SK Hynix, Inc. 6.500% due 01/17/2033		$7,500	8,276

Total South Korea (Cost $7,985)			8,276

SPAIN 0.1%
CORPORATE BONDS & NOTES 0.1%
EnfraGen Energia Sur SAU/EnfraGen Chile SpA/EnfraGen Spain SAU 8.499% due 06/30/2032		$2,800	2,907

Total Spain (Cost $2,800)			2,907

SRI LANKA 0.5%
SOVEREIGN ISSUES 0.5%
Sri Lanka Government International Bonds
3.100% due 01/15/2030 þ		$3,686	3,513
3.350% due 03/15/2033 þ		5,188	4,470
3.600% due 05/15/2036 þ		2,009	1,833
3.600% due 02/15/2038 þ		5,221	4,775
4.000% due 04/15/2028		1,495	1,435

Total Sri Lanka (Cost $13,696)			16,026

SUPRANATIONAL 0.4%
CORPORATE BONDS & NOTES 0.4%
Africa Finance Corp. 2.870% due 08/13/2031		$200	181
African Development Bank 5.875% due 05/07/2035 •(i)(j)		7,400	7,409
Banque Ouest Africaine de Developpement 6.250% due 10/14/2040	EUR	4,700	5,414

Total Supranational (Cost $13,043)			13,004

SURINAME 0.1%
SOVEREIGN ISSUES 0.1%
Suriname Government International Bonds 7.700% due 11/06/2030 (n)		$4,200	4,342

Total Suriname (Cost $4,150)			4,342

TANZANIA 0.1%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
United Republic of Tanzania 7.499% (EUR006M + 5.400%) due 04/26/2028 «~	EUR	2,364	2,799

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Total Tanzania (Cost $2,774)			2,799

THAILAND 0.5%
CORPORATE BONDS & NOTES 0.5%
Bangkok Bank PCL 5.082% due 11/26/2035		$6,100	6,097
GC Treasury Center Co. Ltd.
6.500% due 09/10/2030 •(i)		4,600	4,661
7.125% due 03/10/2035 •(i)		2,200	2,241
PTTEP Treasury Center Co. Ltd. 2.587% due 06/10/2027		400	391

Total Thailand (Cost $13,326)			13,390

TRINIDAD AND TOBAGO 0.1%
CORPORATE BONDS & NOTES 0.1%
National Gas Co. of Trinidad & Tobago Ltd. 6.050% due 01/15/2036		$2,000	1,853
Trinidad Generation UnLtd. 7.750% due 06/16/2033		1,600	1,659

Total Trinidad and Tobago (Cost $3,416)			3,512

TUNISIA 0.0%
SOVEREIGN ISSUES 0.0%
Tunisian Republic 3.280% due 08/09/2027	JPY	200,000	1,225

Total Tunisia (Cost $1,963)			1,225

TURKEY 3.1%
CORPORATE BONDS & NOTES 0.2%
Turkcell Iletisim Hizmetleri AS 7.450% due 01/24/2030		$3,200	3,372
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		600	593
Turkiye Vakiflar Bankasi TAO 7.250% due 07/31/2030		3,000	3,111

			7,076

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
SOCAR Turkey Enerji AS 5.535% - 9.360% (EUR006M + 3.450%) due 08/11/2026 «~	EUR	7,600	8,954
Turkiye Government International Bonds 8.315% (EUR006M + 6.210%) due 04/27/2031 «~		5,700	7,478
Turkiye Vakiflar Bankasi TAO 5.100% - 9.488% (EUR003M + 3.000%) due 12/15/2028 «~		1,800	2,126

			18,558

SOVEREIGN ISSUES 2.3%
Hazine Mustesarligi Varlik Kiralama AS 6.750% due 09/01/2030		$4,200	4,413
Turkiye Government Bonds
37.966% (BISTREFI + 0.000%) due 06/16/2027 ~	TRY	137,100	3,233
39.431% (BISTREFI + 0.000%) due 05/20/2026 ~		13,300	311
39.431% (BISTREFI + 0.000%) due 08/19/2026 ~		30,100	708
39.431% (BISTREFI + 0.000%) due 05/17/2028 ~		294,300	6,851
Turkiye Government International Bonds
4.875% due 04/16/2043		$15,500	11,995
5.750% due 05/11/2047		34,400	28,306
6.000% due 01/14/2041		780	705
7.250% due 05/29/2032		6,600	7,034
7.625% due 05/15/2034		1,100	1,198
Turkiye Ihracat Kredi Bankasi AS
6.875% due 07/03/2028		2,000	2,068
7.500% due 02/06/2028		3,400	3,556

			70,378

Total Turkey (Cost $93,453)			96,012

UGANDA 0.0%
SOVEREIGN ISSUES 0.0%
Republic of Uganda Government Bonds 15.000% due 06/18/2043	UGX	1,735,300	411

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Total Uganda (Cost $396)			411

UKRAINE 1.0%
SOVEREIGN ISSUES 1.0%
Ukraine Government International Bonds
0.000% due 02/01/2034 þ(g)		$4,022	1,921
0.000% due 02/01/2035 þ(g)		1,192	680
4.000% due 02/01/2032 þ		14,673	11,188
4.500% due 02/01/2029 þ		3,800	2,859
4.500% due 02/01/2034 þ		4,632	2,837
4.500% due 02/01/2034 þ(n)		10,800	6,615
4.500% due 02/01/2035 þ		3,131	1,879
4.500% due 02/01/2036 þ		4,886	2,883

Total Ukraine (Cost $23,622)			30,862

UNITED ARAB EMIRATES 1.9%
CORPORATE BONDS & NOTES 1.4%
Abu Dhabi Developmental Holding Co. PJSC
5.250% due 10/02/2054		$4,100	4,006
5.500% due 05/08/2034		7,400	7,831
Adnoc Murban Rsc Ltd. 5.125% due 09/11/2054		18,300	17,233
DAE Sukuk Difc Ltd. 4.500% due 10/16/2030		4,600	4,546
DP World Ltd.
4.700% due 09/30/2049 (n)		500	433
5.625% due 09/25/2048		1,050	1,030
6.850% due 07/02/2037		1,850	2,093
MDGH GMTN RSC Ltd.
2.875% due 11/07/2029		2,000	1,907
5.084% due 05/22/2053		1,500	1,427
5.875% due 05/01/2034		800	871
Ruwais Power Co. PJSC 6.000% due 08/31/2036		420	448

			41,825

SOVEREIGN ISSUES 0.5%
Abu Dhabi Government International Bonds 5.500% due 04/30/2054		10,900	11,151
Emirate of Dubai Government International Bonds 3.900% due 09/09/2050		400	303
Finance Department Government of Sharjah 4.375% due 03/10/2051		2,950	2,105

			13,559

Total United Arab Emirates (Cost $55,991)			55,384

UNITED KINGDOM 1.5%
CORPORATE BONDS & NOTES 1.3%
Antofagasta PLC 6.250% due 05/02/2034		$3,200	3,450
Fresnillo PLC 4.250% due 10/02/2050		3,000	2,402
ICBC Standard Bank PLC 20.000% due 12/13/2029 «	UZS	66,634,000	5,543
NAK Naftogaz Ukraine via Kondor Finance PLC 7.125% due 07/19/2026	EUR	695	690
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (e)		$20,070	15,498
Thames Water Super Senior Issuer PLC 9.750% due 10/10/2027	GBP	400	621
Ukraine Railways Via Rail Capital Markets PLC 8.250% due 07/09/2026		$3,901	2,674
Vedanta Resources Finance II PLC
9.125% due 10/15/2032		5,500	5,549
9.475% due 07/24/2030		1,300	1,331
9.850% due 04/24/2033		1,400	1,450

			39,208

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Canada Square Funding 6 PLC 4.785% due 01/17/2059 •	GBP	2,066	2,789
Canada Square Funding PLC 5.438% (SONIA3M IR + 0.950%) due 06/17/2058 ~		413	558
Rochester Financing No. 3 PLC 4.473% due 12/18/2044 •		1,442	1,944

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Tower Bridge Funding PLC 4.482% due 12/20/2063 •	426	574

		5,865

Total United Kingdom (Cost $42,879)		45,073

UNITED STATES 7.2%
ASSET-BACKED SECURITIES 0.4%
Aames Mortgage Investment Trust 4.326% due 04/25/2036 •	$613	590
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 4.896% due 11/25/2034 •	68	67
Argent Securities Trust 4.146% due 07/25/2036 •	508	465
C-BASS Trust 3.091% due 01/25/2037 þ	6,492	1,791
Countrywide Asset-Backed Certificates Trust
4.326% due 02/25/2037 •	943	927
4.971% due 11/25/2035 •	1,473	1,469
GSAA Home Equity Trust 6.502% due 11/25/2036 þ	944	345
Home Equity Asset Trust 5.196% due 02/25/2033 •	46	46
MASTR Asset-Backed Securities Trust 4.546% due 09/25/2034 •	120	105
Morgan Stanley ABS Capital I, Inc. Trust
4.611% due 01/25/2035 •	23	23
4.641% due 03/25/2034 •	1,601	1,726
Morgan Stanley Mortgage Loan Trust
4.566% due 04/25/2037 •	223	59
6.000% due 02/25/2037 ~	48	27
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 4.146% due 07/25/2036 •	268	254
Option One Mortgage Loan Trust
4.066% due 04/25/2037 •	487	335
4.066% due 05/25/2037 •	195	119
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 4.626% due 09/25/2035 •	1,600	1,491
Saxon Asset Securities Trust 4.156% due 09/25/2037 •	179	174
Soundview Home Loan Trust 4.746% due 10/25/2037 •	610	481

		10,494

CORPORATE BONDS & NOTES 1.2%
Beignet Investor LLC 6.581% due 05/30/2049	21,680	22,925
Credit Suisse AG AT1 Claim	2,000	590
Rio Oil Finance Trust
8.200% due 04/06/2028	2,518	2,609
9.750% due 01/06/2027	1,204	1,241
Rutas 2 & 7 Finance Ltd. 0.000% due 09/30/2036 (e)	4,378	3,330
VB DPR Finance Co. 6.833% due 03/15/2035 «(l)	6,100	6,553

		37,248

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Castlelake LP 2.950% due 05/12/2031 «~	4,103	3,921
Ecopetrol SA TBD% due 04/12/2029 «µ	10,000	10,039

		13,960

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.5%
Adjustable Rate Mortgage Trust 4.768% due 11/25/2035 ~	53	37
Arroyo Mortgage Trust 4.950% due 07/25/2057 þ	1,440	1,436
Banc of America Funding Trust 6.388% due 04/25/2037 þ	76	65
Bank 4.407% due 11/15/2061 ~	3,200	3,215
BCAP LLC Trust 4.141% due 05/26/2037 ~	1,711	1,535
Bear Stearns ARM Trust
4.422% due 02/25/2036 ~	24	23
5.031% due 01/25/2035 ~	3	3
Benchmark Mortgage Trust
3.666% due 01/15/2051 ~	1,500	1,484

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2025 (Unaudited)

4.261% due 10/10/2051	4,100	4,088
CHL Mortgage Pass-Through Trust
4.166% due 03/25/2037 ~	27	23
4.284% due 02/25/2047 ~	34	31
4.530% due 09/25/2047 ~	17	15
CIM Trust 5.500% due 08/25/2064 ~	4,975	5,033
Citigroup Mortgage Loan Trust, Inc.
5.044% due 07/25/2046 ~	30	29
5.840% due 09/25/2035 •	6	6
CitiMortgage Alternative Loan Trust 4.496% due 10/25/2036 •	389	308
Countrywide Alternative Loan Trust
4.196% due 05/25/2036 •	455	168
4.486% due 11/25/2035 •	70	65
5.750% due 03/25/2037 •	78	39
6.250% due 11/25/2036	50	37
CSAB Mortgage-Backed Trust
6.220% due 09/25/2036 þ	143	39
6.672% due 06/25/2036 þ	193	43
CSMC Mortgage-Backed Trust 6.421% due 10/25/2037 ~	471	270
CSMC Trust
0.938% due 05/25/2066 ~	3,117	2,665
1.756% due 10/25/2066 ~	1,587	1,425
2.000% due 01/25/2060 ~	1,497	1,338
3.297% due 11/30/2037 ~	489	452
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust 5.500% due 12/25/2035	74	63
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
6.369% due 10/25/2036 þ	44	39
6.386% due 10/25/2036 þ	44	39
Ellington Financial Mortgage Trust 5.900% due 09/25/2067 þ	4,786	4,794
GSMPS Mortgage Loan Trust 4.196% due 01/25/2036 •	103	83
HarborView Mortgage Loan Trust 5.503% due 08/19/2036 ~	2	2
Impac CMB Trust 4.486% due 03/25/2035 •	55	54
IndyMac INDA Mortgage Loan Trust
3.367% due 11/25/2037 ~	425	348
3.629% due 08/25/2036 ~	90	69
IndyMac INDX Mortgage Loan Trust
3.396% due 06/25/2036 ~	69	60
3.642% due 10/25/2035 ~	62	49
4.146% due 06/25/2037 •	101	33
4.206% due 02/25/2037 •	341	333
JP Morgan Mortgage Trust
4.837% due 11/25/2035 ~	22	17
5.550% due 08/25/2035 ~	1	1
JP Morgan Resecuritization Trust 2.500% due 03/25/2056	43	43
Legacy Mortgage Asset Trust 3.000% due 09/25/2059 ~	638	615
Lehman XS Trust
4.226% due 09/25/2046 •	1,298	1,194
4.346% due 08/25/2037 •	1,856	1,839
Luminent Mortgage Trust 4.206% due 12/25/2036 •	12	12
MASTR Alternative Loan Trust 4.246% due 03/25/2036 •	130	11
RALI Trust
6.000% due 09/25/2036	625	504
6.500% due 07/25/2037	207	171
Sequoia Mortgage Trust 4.597% due 01/20/2047 ~	17	11
SG Residential Mortgage Trust 5.353% due 08/25/2062 þ	7,313	7,319
STARM Mortgage Loan Trust 4.564% due 10/25/2037 ~	234	208
Structured Adjustable Rate Mortgage Loan Trust
4.252% due 09/25/2036 ~	106	71
4.302% due 11/25/2035 ~	15	14
5.630% due 10/25/2037 •	52	48
TBW Mortgage-Backed Trust 6.470% due 09/25/2036 þ	568	14
Tib Finance PLC 7.111% due 11/15/2034 «(l)	2,500	2,514
WaMu Mortgage Pass-Through Certificates Trust
3.410% due 05/25/2037 ~	70	58
3.664% due 01/25/2037 ~	53	46
3.670% due 04/25/2037 ~	38	34
4.146% due 12/25/2036 ~	110	105
4.216% due 05/25/2034 •	50	46
4.569% due 03/25/2036 ~	665	604

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Wells Fargo Mortgage-Backed Securities Trust 6.756% due 10/25/2036 ~		133	128

			45,465

U.S. GOVERNMENT AGENCIES 0.9%
Uniform Mortgage-Backed Security, TBA
4.000% due 02/01/2056		6,200	5,878
4.500% due 02/01/2056		6,200	6,048
5.000% due 02/01/2056		6,500	6,476
5.500% due 02/01/2056		7,650	7,750

			26,152

U.S. TREASURY OBLIGATIONS 2.7%
U.S. Treasury Bonds
1.750% due 08/15/2041 (p)		11,700	7,899
3.250% due 05/15/2042 (p)(r)		7,700	6,424
4.375% due 08/15/2043 (r)		500	478
4.875% due 08/15/2045 (r)		7,030	7,100
U.S. Treasury Notes
4.000% due 02/28/2030 (p)(r)		8,300	8,407
4.250% due 08/15/2035 (p)(r)		50,530	50,901

			81,209

		SHARES
WARRANTS 0.0%
Constellation Oil Services Holding SA - Exp. 06/10/2071 «(l)		3	0

Total United States (Cost $219,823)			214,528

		PRINCIPAL AMOUNT (000s)
URUGUAY 0.3%
SOVEREIGN ISSUES 0.3%
Oriental Republic of Uruguay 5.250% due 09/10/2060		7,300	6,849
Uruguay Government International Bonds
5.100% due 06/18/2050		200	189
5.442% due 02/14/2037		2,900	3,019

Total Uruguay (Cost $10,316)			10,057

UZBEKISTAN 0.5%
CORPORATE BONDS & NOTES 0.2%
Uzbek Industrial & Construction Bank ATB
8.950% due 07/24/2029		$1,500	1,612
21.000% due 07/24/2027	UZS	27,460,000	2,446
Uzbekneftegaz JSC 4.750% due 11/16/2028		$2,900	2,794

			6,852

SOVEREIGN ISSUES 0.3%
Republic of Uzbekistan International Bonds
5.375% due 05/29/2027	EUR	4,900	5,889
5.375% due 02/20/2029		$3,400	3,423

			9,312

Total Uzbekistan (Cost $14,920)			16,164

VENEZUELA 1.1%
CORPORATE BONDS & NOTES 0.6%
Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(b)		$70,999	16,649
5.500% due 04/12/2037 ^(b)		2,863	670

			17,319

SOVEREIGN ISSUES 0.5%
Venezuela Government International Bonds
6.000% due 06/25/2035 ^(b)		120	32
7.000% due 03/31/2038 ^(b)		27,640	8,196

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2025 (Unaudited)

7.650% due 04/21/2035 ^(b)		19,180	5,447
9.250% due 05/07/2028 ^(b)		3,740	1,193
11.950% due 08/05/2031 ^(b)		830	273

			15,141

Total Venezuela (Cost $52,793)			32,460

VIETNAM 0.0%
SOVEREIGN ISSUES 0.0%
Vietnam Government International Bonds 5.500% due 03/12/2028 þ(n)		$1,020	978

Total Vietnam (Cost $996)			978

VIRGIN ISLANDS (BRITISH) 0.1%
CORPORATE BONDS & NOTES 0.1%
Gerdau Trade, Inc. 5.750% due 06/09/2035		$3,200	3,314

Total Virgin Islands (British) (Cost $3,198)			3,314

ZAMBIA 0.2%
SOVEREIGN ISSUES 0.2%
Zambia Government International Bonds 0.500% due 12/31/2053		$7,900	5,555

Total Zambia (Cost $5,536)			5,555

		SHARES
SHORT-TERM INSTRUMENTS 3.1%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.850% (k)		1,030,976	1,031

		PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (m) 2.2%			66,485

NIGERIA TREASURY BILLS 0.7%
28.511% due 03/10/2026 - 06/29/2026 (d)(e)	NGN	32,269,593	20,591

SOUTH AFRICA TREASURY BILLS 0.2%
7.400% due 08/05/2026 - 10/07/2026 (d)(e)	ZAR	109,200	6,332

U.S. TREASURY BILLS 0.0%
3.934% due 01/08/2026 (e)(f)		$52	52

Total Short-Term Instruments (Cost $92,897)			94,491

Total Investments in Securities (Cost $2,885,356)			2,949,475

		SHARES
INVESTMENTS IN AFFILIATES 5.7%
SHORT-TERM INSTRUMENTS 5.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.7%
PIMCO Short-Term Floating NAV Portfolio III		17,654,603	171,974

Total Short-Term Instruments (Cost $171,906)			171,974

Total Investments in Affiliates (Cost $171,906)			171,974

Total Investments 104.0% (Cost $3,057,262)			$3,121,449
Financial Derivative Instruments (o)(q) (0.3)%(Cost or Premiums, net $(16,099))			(8,428)

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Other Assets and Liabilities, net (3.7)%	(111,570)

Net Assets 100.0%	$3,001,451

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^						Security is in default.
«						Security valued using significant unobservable inputs (Level 3).
µ						All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ						Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)						Payment in-kind security.
(b)						Security is not accruing income as of the date of this report.
(c)						Security did not produce income within the last twelve months.
(d)						Coupon represents a weighted average yield to maturity.
(e)						Zero coupon security.
(f)						Coupon represents a yield to maturity.
(g)						Security becomes interest bearing at a future date.
(h)						Principal amount of security is adjusted for inflation.
(i)						Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)						Contingent convertible security.
(k)						Coupon represents a 7-Day Yield.
(l)						RESTRICTED SECURITIES:
Issuer Description						Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Constellation Oil Services Holding SA - Exp. 06/10/2071						06/10/2022	$0	$0	0.00%
Drillco Holdings Luxembourg SA						06/08/2023	3,095	3,491	0.12
Tib Finance PLC 7.111% due 11/15/2034						09/18/2024	2,500	2,514	0.08
VB DPR Finance Co. 6.833% due 03/15/2035						01/31/2025	6,100	6,553	0.22

							$11,695	$12,558	0.42%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(m)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	3.650%	12/30/2025	01/06/2026		$17,442	U.S. Treasury Notes 4.125% due 11/15/2032	$(17,389)	$17,442	$17,447
BRC	1.500	12/11/2025	TBD(2)	EUR	4,546	Romania Government International Bonds 1.375% due 12/02/2029	(5,408)	5,343	5,348
DEU	3.680	12/30/2025	01/06/2026		$4,448	U.S. Treasury Bonds 2.250% due 05/15/2041	(4,433)	4,448	4,450
	3.690	12/30/2025	01/06/2026		23,222	U.S. Treasury Bonds 3.375% due 11/15/2048	(6,556)	23,222	23,229
						U.S. Treasury Notes 3.875% - 4.000% due 12/31/2027 - 02/15/2034	(16,326)
	3.700	12/30/2025	01/06/2026		9,923	U.S. Treasury Notes 2.625% due 02/15/2029	(9,922)	9,923	9,926
MEI	1.300	12/11/2025	TBD(2)	EUR	5,196	Romania Government International Bonds 1.375% due 12/02/2029	(6,166)	6,107	6,112

Total Repurchase Agreements							$(66,200)	$66,485	$66,512

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(3)		Settlement Date	Maturity Date	Amount Borrowed(3)	Payable for Reverse Repurchase Agreements

BPS				2.750%		12/12/2025	TBD(4)	$(121)	$(121)

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2025 (Unaudited)

3.300	12/12/2025	TBD(4)	(1,104)	(1,106)
BRC	1.850	06/11/2025	TBD(4)	EUR	(1,142)	(1,356)
2.000	06/11/2025	TBD(4)	(478)	(568)
3.100	12/12/2025	TBD(4)	$(8,962)	(8,979)
3.500	12/12/2025	TBD(4)	(1,638)	(1,641)
3.650	12/12/2025	TBD(4)	(781)	(782)
3.800	12/12/2025	TBD(4)	(571)	(572)
MYI	(1.250)	12/12/2025	TBD(4)	(493)	(493)
1.650	06/11/2025	TBD(4)	EUR	(423)	(502)
2.700	12/12/2025	TBD(4)	$(704)	(705)
3.000	12/12/2025	TBD(4)	(3,453)	(3,460)
3.100	12/12/2025	TBD(4)	(3,796)	(3,803)
3.150	12/12/2025	TBD(4)	(420)	(420)
3.450	12/12/2025	TBD(4)	(154)	(154)
3.500	12/12/2025	TBD(4)	(5,245)	(5,255)
3.600	12/12/2025	TBD(4)	(5,141)	(5,152)
3.650	12/12/2025	TBD(4)	(4,050)	(4,058)
3.700	12/12/2025	TBD(4)	(628)	(630)
NOM	3.450	12/12/2025	TBD(4)	(2,805)	(2,811)
3.570	12/12/2025	TBD(4)	(3,329)	(3,336)
3.600	12/12/2025	TBD(4)	(1,491)	(1,494)
3.750	12/12/2025	TBD(4)	(6,415)	(6,429)
3.800	12/12/2025	TBD(4)	(1,759)	(1,763)
SCX	1.950	06/11/2025	TBD(4)	EUR	(321)	(382)
3.000	12/12/2025	TBD(4)	$(1,658)	(1,661)
3.250	12/12/2025	TBD(4)	(539)	(539)
3.880	12/12/2025	TBD(4)	(2,760)	(2,766)
3.880	12/12/2025	TBD(4)	(5,285)	(5,297)

Total Reverse Repurchase Agreements	$(66,235)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

Romania (0.4)%
Sovereign Issues (0.4)%
Romania Government International Bonds	1.375%	12/02/2029	EUR	10,700	$(12,544)	$(11,577)
United States (1.8)%
U.S. Treasury Obligations (1.8)%
U.S. Treasury Bonds	2.250%	05/15/2041	$6,000	(4,186)	(4,433)
U.S. Treasury Bonds	3.375	11/15/2048	8,238	(6,453)	(6,557)
U.S. Treasury Notes	2.625	02/15/2029	10,100	(9,198)	(9,923)
U.S. Treasury Notes	3.875	12/31/2027	15,900	(15,741)	(16,024)
U.S. Treasury Notes	4.000	02/15/2034	300	(284)	(304)
U.S. Treasury Notes	4.125	11/15/2032	17,100	(17,703)	(17,391)

Total United States	(53,565)	(54,632)

Total Short Sales (2.2)%	$(66,109)	$(66,209)

(n)	Securities with an aggregate market value of $68,543 have been pledged as collateral under the terms of master agreements as of December 31, 2025.
(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(85,136) at a weighted average interest rate of 4.014%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Open maturity reverse repurchase agreement.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-BTP Future March Futures	03/2026	27	$3,813	$(8)	$0	$(11)
U.S. Treasury 2-Year Note March Futures	03/2026	1,942	405,468	(21)	0	(137)
U.S. Treasury 5-Year Note March Futures	03/2026	1,209	132,149	(283)	0	(142)
U.S. Treasury 10-Year Note March Futures	03/2026	4,461	501,584	(1,398)	0	(906)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	293	34,574	(371)	0	(110)

$(2,081)	$0	$(1,306)

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2025 (Unaudited)

SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

Euro-Bobl March Futures				03/2026	174	$(23,753)	$183		$16	$0
Euro-Bund March Futures				03/2026	246	(36,880)	492		66	0
Euro-Buxl 30-Year Bond March Futures				03/2026	32	(4,141)	66		13	0
Euro-Oat March Futures				03/2026	4	(567)	2		1	0
Euro-Schatz March Futures				03/2026	837	(105,043)	153		10	0
U.S. Ultra Treasury 10-Year Note March Futures				03/2026	56	(6,441)	9		11	0

							$905		$117	$0

Total Futures Contracts							$(1,176)		$117	$(1,306)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)
									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency		Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-38 5-Year Index	(1.000)%	Quarterly		12/20/2027	$7,000	$400	$(457)	$(57)	$3	$0
CDX.EM-39 5-Year Index	(1.000)	Quarterly		06/20/2028	12,400	528	(621)	(93)	3	0
CDX.IG-41 5-Year Index	(1.000)	Quarterly		12/20/2028	2,600	(30)	(23)	(53)	0	0
CDX.IG-42 5-Year Index	(1.000)	Quarterly		06/20/2029	9,100	(207)	9	(198)	0	0
CDX.IG-43 5-Year Index	(1.000)	Quarterly		12/20/2029	18,200	(413)	1	(412)	0	(1)
CDX.IG-44 5-Year Index	(1.000)	Quarterly		06/20/2030	5,200	(104)	(14)	(118)	0	0
CDX.IG-45 5-Year Index	(1.000)	Quarterly		12/20/2030	8,000	(177)	(7)	(184)	0	0

						$(3)	$(1,112)	$(1,115)	$6	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
									Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-44 5-Year Index	1.000%	Quarterly		12/20/2030	$5,700	$(129)	$70	$(59)	$2	$0

INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	1.500%	Semi-Annual	06/21/2027	$22,300	$(1,340)	$645	$(695)	$0	$(11)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028	2,000	11	(132)	(121)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	9,500	70	(163)	(93)	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	58,095	182	(944)	(762)	79	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	8,440	(15)	126	111	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030	26,400	(1,385)	684	(701)	0	(39)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.290	Annual	05/31/2030	39,105	7	159	166	56	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.375	Annual	05/31/2030	51,619	51	0	51	74	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030	67,300	(1,487)	634	(853)	0	(101)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030	17,500	248	(24)	224	27	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030	129,400	1,647	50	1,697	0	(210)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	3,600	101	(108)	(7)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	21,200	(1,089)	1,124	35	0	(35)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031	3,300	46	(413)	(367)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033	2,300	(9)	19	10	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033	2,600	(10)	22	12	0	(5)

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033		3,000	(12)	118	106	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033		4,400	(17)	169	152	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033		5,500	(21)	216	195	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033		700	(3)	21	18	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033		2,500	(9)	99	90	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033		2,100	(8)	80	72	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033		1,900	(7)	81	74	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033		1,400	(5)	61	56	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033		800	(3)	36	33	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033		100	0	5	5	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033		1,400	(5)	82	77	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		5,410	(294)	229	(65)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2034		23,100	(968)	45	(923)	49	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		41,200	77	(121)	(44)	89	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		6,200	(68)	60	(8)	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		6,700	487	(169)	318	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		11,700	516	25	541	27	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		11,200	(77)	123	46	28	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2036		3,200	(5)	33	28	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2039		1,600	89	(45)	44	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2039		4,800	(24)	161	137	13	0
Receive	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	06/15/2046		500	52	85	137	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	12/21/2046		800	119	131	250	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		100	(1)	(5)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		400	(2)	(18)	(20)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		20,000	(2,423)	(862)	(3,285)	0	(62)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		4,800	(654)	(128)	(782)	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		19,300	2,746	373	3,119	60	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		36,000	2,280	268	2,548	118	0
Receive	1-Year BRL-CDI	13.055	Maturity	01/04/2027	BRL	31,300	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	13.015	Maturity	01/02/2029		20,100	(17)	7	(10)	0	0
Pay	1-Year BRL-CDI	13.265	Maturity	01/02/2029		48,400	0	20	20	0	0
Pay	1-Year BRL-CDI	13.385	Maturity	01/02/2031		61,300	34	(39)	(5)	0	0
Pay	3-Month PLN-WIBOR	4.855	Annual	02/10/2030	PLN	46,300	64	819	883	12	0
Receive	3-Month PLN-WIBOR	4.075	Annual	04/11/2030		46,300	0	(437)	(437)	0	(14)
Receive	6-Month CLP-CHILIBOR	5.511	Semi-Annual	11/13/2033	CLP	4,946,700	0	(185)	(185)	1	0
Pay	6-Month CLP-CHILIBOR	4.855	Semi-Annual	12/18/2033		4,700,000	0	(60)	(60)	0	(1)
Pay	6-Month CZK-PRIBOR	4.250	Annual	04/18/2029	CZK	200,400	247	143	390	8	0
Pay	6-Month CZK-PRIBOR	3.530	Annual	07/15/2029		436,900	(8)	(121)	(129)	18	0
Pay	6-Month CZK-PRIBOR	3.075	Annual	10/03/2029		389,200	(41)	(416)	(457)	18	0
Pay	6-Month CZK-PRIBOR	3.489	Annual	10/30/2029		215,200	(65)	(31)	(96)	11	0
Receive	6-Month CZK-PRIBOR	3.325	Annual	05/09/2030		42,000	0	4	4	0	(3)
Receive	6-Month CZK-PRIBOR	3.328	Annual	05/09/2030		430,000	0	33	33	0	(31)
Receive	6-Month CZK-PRIBOR	3.363	Annual	05/29/2030		635,300	292	(274)	18	0	(47)
Pay(5)	6-Month EUR-EURIBOR	2.000	Annual	03/18/2028	EUR	133,500	(1,032)	94	(938)	0	(13)
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028		4,400	(11)	165	154	0	(1)

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Pay	6-Month EUR-EURIBOR	2.818	Annual	06/26/2029	11,000	328	21	349	0	(5)
Pay(5)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031	12,240	56	(132)	(76)	0	(9)
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033	2,400	(9)	119	110	0	(3)
Receive(5)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036	15,770	(15)	348	333	22	0
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056	14,980	(308)	1,201	893	50	0
Pay	6-Month HUF-BBR	5.935	Annual	05/08/2030	HUF	8,439,000	(63)	738	675	68	0
Receive	6-Month HUF-BBR	6.190	Annual	11/18/2030	2,704,800	85	(124)	(39)	0	(22)
Receive	6-Month HUF-BBR	6.410	Annual	11/21/2030	4,739,500	0	(204)	(204)	0	(40)
Receive	6-Month HUF-BBR	6.439	Annual	11/24/2030	1,438,000	0	(67)	(67)	0	(12)
Receive	6-Month HUF-BBR	6.500	Annual	11/25/2030	268,500	0	(15)	(15)	0	(2)
Receive	28-Day MXN-TIIE	9.769	Lunar	09/27/2028	MXN	21,400	0	(65)	(65)	0	(1)
Pay	28-Day MXN-TIIE	9.235	Lunar	05/02/2029	372,800	(36)	981	945	15	0
Receive	28-Day MXN-TIIE	8.267	Lunar	02/28/2030	330,900	(8)	(433)	(441)	0	(18)

$(1,719)	$4,920	$3,201	$903	$(784)

Total Swap Agreements	$(1,851)	$3,878	$2,027	$911	$(785)

(p)

Securities with an aggregate market value of $11,913 and cash of $18,857 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(q)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2026	BRL	21,685	$3,941	$0	$(16)
01/2026	COP	4,642,148	1,217	0	(1)
01/2026	PLN	341	93	0	(2)
01/2026	PYG	2,621,015	365	0	(32)
01/2026	$4,004	BRL	21,685	0	(47)
02/2026	COP	1,711,978	$447	3	(1)
02/2026	DOP	53,998	843	1	(6)
02/2026	PYG	6,638,321	920	0	(82)
02/2026	TRY	107,882	2,256	0	(200)
02/2026	$787	NGN	1,196,521	38	0
03/2026	COP	7,876,296	$2,050	19	0
03/2026	PEN	27,953	8,292	0	(2)
06/2026	6,600	1,951	0	(1)
08/2026	ZAR	63,221	3,571	0	(187)
BPS	01/2026	IDR	2,723,331	163	0	0
01/2026	PHP	8,874	150	0	0
01/2026	PLN	215	58	0	(1)
01/2026	$158	CNH	1,112	2	0
02/2026	COP	1,273,400	$332	1	0
02/2026	TRY	219,697	4,851	0	(66)
03/2026	$224	CZK	4,660	3	0
04/2026	BRL	14,900	$2,608	0	(55)
05/2026	$1,656	KWD	505	0	(11)
06/2026	869	265	0	(4)
07/2026	1,309	400	0	(5)
06/2027	615	187	0	(4)
05/2029	KWD	2,427	$8,344	330	0
07/2029	579	1,991	78	0
05/2030	1,747	6,015	211	0
08/2030	311	1,049	14	0
BRC	01/2026	MYR	62	15	0	0
01/2026	$1,514	EUR	1,305	20	0
01/2026	17	PLN	61	0	0
01/2026	65	TRY	2,924	3	0
01/2026	ZAR	80,279	$4,634	0	(206)
02/2026	TRY	6,881	152	0	(3)
02/2026	$26,688	TRY	1,223,096	727	0

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2025 (Unaudited)

	03/2026		371		17,067	4	0
BSH	01/2026	JPY	37,327		$240	1	0
	02/2026	COP	1,580,020		412	1	0
	02/2026	PEN	17,637		5,115	0	(124)
	04/2026	BRL	27,900		4,912	4	(79)
CBK	01/2026		20,076		3,649	0	(15)
	01/2026	COP	58,941,630		15,265	33	(191)
	01/2026	NOK	2,040		200	0	(2)
	01/2026		$1,145	AUD	1,747	21	0
	01/2026		3,704	BRL	20,076	0	(40)
	01/2026		1,109	COP	4,179,821	0	(3)
	01/2026		1,306	EUR	1,119	10	0
	01/2026		52	INR	4,619	0	(1)
	01/2026		1	THB	24	0	0
	02/2026	COP	17,591,464		$4,542	11	(42)
	02/2026		$4,172	EGP	204,430	72	0
	03/2026	COP	6,039,745		$1,593	27	0
	04/2026		2,233,506		584	10	0
	05/2026	PEN	19,804		5,806	0	(55)
	05/2026		$219	NGN	340,375	8	0
	11/2026	NGN	357,437		$219	0	(3)
DUB	01/2026		$1,442	EGP	70,540	31	0
	01/2026		151	ILS	482	0	0
	01/2026		19	INR	1,740	0	0
	01/2026		452	KRW	661,030	7	0
	01/2026	ZAR	143,064		$8,211	0	(416)
	02/2026	HUF	2,130,050		6,470	0	(25)
	02/2026	ILS	482		151	0	0
	02/2026		$6,434	NGN	9,714,802	265	0
	03/2026		2,460	KZT	1,400,253	238	0
	09/2026	PKR	307,827		$1,033	0	(31)
	11/2026	UZS	12,366,845		947	0	(12)
	12/2026		56,264,481		4,330	0	(26)
FAR	01/2026	EUR	4,187		4,919	0	(3)
	01/2026	GBP	5,230		6,868	0	(182)
	01/2026	MXN	99,978		5,390	0	(149)
	01/2026	PLN	366		99	0	(3)
	01/2026		$79	CNH	554	1	0
	01/2026		80	ILS	257	1	0
	01/2026		91	PLN	330	1	0
	01/2026		764	SGD	987	5	0
	01/2026	ZAR	99,203		$5,769	0	(213)
	02/2026	ILS	257		80	0	(1)
GLM	01/2026	BRL	43,021		7,936	85	0
	01/2026	CHF	793		990	0	(13)
	01/2026	COP	674,016		177	1	0
	01/2026	DOP	36,021		573	6	0
	01/2026	ILS	957		296	0	(4)
	01/2026		$7,819	BRL	43,021	32	0
	01/2026		81	PLN	297	1	0
	01/2026	ZAR	73,767		$4,279	0	(169)
	02/2026	COP	1,738,625		455	3	0
	02/2026	DOP	209,597		3,224	0	(65)
	02/2026		$962	TRY	43,883	26	0
	03/2026	BRL	65,875		$11,889	24	0
	03/2026	COP	675,500		175	0	0
	03/2026	DOP	261,106		4,094	31	(19)
	03/2026		$65	BRL	359	0	(1)
	04/2026	BRL	57,600		$10,155	28	(168)
	05/2026	DOP	55,827		857	0	(7)
JPM	01/2026	ILS	1,562		479	0	(11)
	01/2026	KRW	1,745,611		1,217	6	0
	01/2026	PLN	348		95	0	(2)
	01/2026	TRY	20,229		451	0	(12)
	01/2026		$328	CNH	2,307	3	0
	01/2026		256	EGP	12,459	5	0
	01/2026		8	INR	735	0	0
	01/2026		19	MXN	345	1	0
	01/2026		59	PLN	216	2	0
	01/2026	ZAR	27,039		$1,576	0	(55)
	02/2026	COP	552,960		144	0	0
	02/2026		$1,217	KRW	1,743,321	0	(8)
	02/2026		392	NGN	594,571	17	0
	03/2026	COP	139,140		$36	0	0
	06/2027	UZS	821,581		61	0	0
MBC	01/2026	EGP	111,378		2,332	0	(3)
	01/2026	EUR	24,376		28,292	0	(367)
	01/2026	JPY	1,600		10	0	0
	01/2026		$274	CAD	385	7	0
	01/2026		3,214	EGP	156,298	56	0
	03/2026		1,399		82,628	292	0
	10/2026	ZAR	39,792		$2,236	0	(118)
MYI	01/2026		$1	EGP	30	0	0
	03/2026	COP	4,936,763		$1,298	23	0
	10/2026		$2,089	AZN	3,737	36	0
	10/2027		4,178		7,687	0	(123)

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2025 (Unaudited)

NGF		01/2026		740	KRW	1,083,609	11			0
		01/2026		4,744	TRY	214,058	156			0
		03/2026		7,481		342,669	76			0
SCX		01/2026	IDR	4,529,823		$271	0			0
		01/2026	JPY	499,055		3,196	7			0
		01/2026		$157	CNH	1,105	2			0
		01/2026		2,812	EUR	2,405	16			0
		01/2026		1,001	TWD	31,288	0			(5)
		02/2026		758	NGN	1,153,944	37			0
SOG		01/2026	EUR	268,190		$310,500	0			(4,812)
		01/2026	JPY	108,317		693	1			0
		03/2026	MXN	2		0	0			0
		03/2026	PEN	25		7	0			0
		04/2026	UGX	117,975		33	1			0
UAG		01/2026	COP	62,322,055		15,848	0			(467)
		01/2026		$56	PLN	204	1			0
		01/2026	ZAR	140,141		$8,058	0			(392)
		03/2026	COP	54,513,464		13,878	0			(249)

Total Forward Foreign Currency Contracts							$3,194		$(9,618)

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description				Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)		Market Value

BOA	Put - OTC USD versus TRY			TRY	43.000	01/12/2026	585	$(13)		$0
	Call - OTC USD versus TRY				56.500	01/12/2026	7,799	(312)		(3)
	Call - OTC USD versus TRY				56.750	02/03/2026	16,525	(595)		(43)
CBK	Call - OTC USD verses TRY				48.500	02/04/2026	6,100	(98)		(29)
GLM	Call - OTC USD verses TRY				47.700	02/09/2026	8,297	(150)		(52)
UAG	Call - OTC USD versus TRY				54.330	03/13/2026	9,000	(247)		(65)

Total Written Options							$(1,415)			$(192)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Mexico Government International Bonds	(1.000)%	Quarterly	06/20/2035	1.562%	$1,700	$118	$(46)	$72	$0
	Oman Government International Bonds	(1.000)	Quarterly	12/20/2027	0.340	2,200	72	(101)	0	(29)
	Panama Government International Bonds	(1.000)	Quarterly	12/20/2029	0.999	2,200	76	(77)	0	(1)
	Saudi Arabia Government International Bonds	(1.000)	Quarterly	12/20/2028	0.455	23,000	(348)	(14)	0	(362)
BPS	Oman Government International Bonds	(1.000)	Quarterly	12/20/2027	0.340	900	30	(42)	0	(12)
BRC	Mexico Government International Bonds	(1.000)	Quarterly	06/20/2035	1.562	1,300	87	(32)	55	0
	Oman Government International Bonds	(1.000)	Quarterly	12/20/2027	0.340	900	24	(36)	0	(12)
	Saudi Arabia Government International Bonds	(1.000)	Quarterly	06/20/2034	0.977	19,800	(219)	181	0	(38)
	Saudi Arabia Government International Bonds	(1.000)	Quarterly	12/20/2035	1.056	6,400	(16)	43	27	0
CBK	Mexico Government International Bonds	(1.000)	Quarterly	06/20/2035	1.562	3,300	224	(84)	140	0
GST	Mexico Government International Bonds	(1.000)	Quarterly	06/20/2029	0.635	3,700	28	(73)	0	(45)
	Mexico Government International Bonds	(1.000)	Quarterly	06/20/2035	1.562	100	7	(3)	4	0
JPM	Mexico Government International Bonds	(1.000)	Quarterly	06/20/2029	0.635	2,400	15	(44)	0	(29)
MYC	Saudi Arabia Government International Bonds	(1.000)	Quarterly	06/20/2034	0.977	5,900	(68)	57	0	(11)

							$30	$(271)	$298	$(539)

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2025 (Unaudited)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Brazil Government International Bonds	1.000%	Quarterly	06/20/2030	1.263%	$1,000	$(37)	$27	$0	$(10)
	Brazil Government International Bonds	1.000	Quarterly	06/20/2035	2.219	200	(27)	9	0	(18)
	Chile Government International Bonds	1.000	Quarterly	12/20/2026	0.146	1,800	10	5	15	0
	Egypt Government International Bonds	1.000	Quarterly	12/20/2026	1.418	4,400	(37)	21	0	(16)
	Peru Government International Bonds	1.000	Quarterly	06/20/2026	0.206	800	7	(4)	3	0
	Peru Government International Bonds	1.000	Quarterly	12/20/2031	0.848	600	(25)	30	5	0
	Republic of South Africa Government International Bonds	1.000	Quarterly	12/20/2035	2.305	1,000	(116)	17	0	(99)
	Turkiye Government International Bonds	1.000	Quarterly	06/20/2027	0.796	4,100	(809)	822	13	0
	Turkiye Government International Bonds	1.000	Quarterly	12/20/2035	2.868	15,800	(2,590)	427	0	(2,163)
BPS	Benin Government International Bonds	1.000	Quarterly	12/20/2035	2.271	5,500	(541)	11	0	(530)
	Brazil Government International Bonds	1.000	Quarterly	12/20/2027	0.627	5,700	(386)	428	42	0
	Brazil Government International Bonds	1.000	Quarterly	06/20/2035	2.219	500	(69)	24	0	(45)
	Chile Government International Bonds	1.000	Quarterly	06/20/2027	0.170	2,500	(46)	77	31	0
	Colombia Government International Bonds	1.000	Quarterly	06/20/2029	1.621	2,000	(78)	39	0	(39)
	Mexico Government International Bonds	1.000	Quarterly	06/20/2026	0.221	8,400	47	(14)	33	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2027	0.398	4,200	(4)	54	50	0
	Peru Government International Bonds	1.000	Quarterly	06/20/2026	0.206	10,000	31	9	40	0
	Peru Government International Bonds	1.000	Quarterly	06/20/2029	0.501	2,000	19	14	33	0
	Philippines Government International Bonds	1.000	Quarterly	12/20/2030	0.569	4,900	93	4	97	0
	Serbia Government International Bonds	1.000	Quarterly	12/20/2027	0.656	2,000	(177)	191	14	0
	South Africa Government International Bonds	1.000	Quarterly	06/20/2028	0.647	2,600	(224)	247	23	0
	Turkiye Government International Bonds	1.000	Quarterly	06/20/2027	0.796	300	(59)	60	1	0
BRC	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2026	4.837	900	(61)	63	2	0
	Benin Government International Bonds	1.000	Quarterly	06/20/2026	0.986	1,500	(51)	52	1	0
	Brazil Government International Bonds	1.000	Quarterly	12/20/2030	1.379	900	(125)	110	0	(15)
	Chile Government International Bonds	1.000	Quarterly	12/20/2026	0.146	10,100	96	(10)	86	0
	Chile Government International Bonds	1.000	Quarterly	06/20/2027	0.170	10,700	(204)	336	132	0
	Chile Government International Bonds	1.000	Quarterly	12/20/2030	0.429	7,100	167	21	188	0
	Cote D'ivoire Government International Bonds	1.000	Quarterly	06/20/2026	0.853	500	(16)	17	1	0
	Nigeria Government International Bonds	1.000	Quarterly	12/20/2029	2.965	1,800	(267)	143	0	(124)
	Peru Government International Bonds	1.000	Quarterly	06/20/2026	0.206	7,000	52	(24)	28	0
	Peru Government International Bonds	1.000	Quarterly	12/20/2030	0.703	8,600	149	(30)	119	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2026	1.757	5,600	(35)	(4)	0	(39)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2027	2.111	10,000	(173)	(32)	0	(205)
	Romania Government International Bonds	1.000	Quarterly	12/20/2029	1.152	2,800	(122)	107	0	(15)
	Saudi Arabia Government International Bonds	1.000	Quarterly	06/20/2030	0.622	23,400	330	42	372	0
	Turkiye Government International Bonds	1.000	Quarterly	12/20/2029	1.686	300	(20)	13	0	(7)
	Turkiye Government International Bonds	1.000	Quarterly	06/20/2030	1.878	2,700	(269)	174	0	(95)
BSS	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	5.525	3,900	(546)	524	0	(22)
CBK	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	5.525	3,150	(426)	408	0	(18)
	Benin Government International Bonds	1.000	Quarterly	06/20/2026	0.986	250	(9)	9	0	0
	Benin Government International Bonds	1.000	Quarterly	06/20/2028	1.930	500	(34)	23	0	(11)

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2025 (Unaudited)

	Brazil Government International Bonds	1.000	Quarterly	12/20/2027	0.627	700	(51)	56	5	0
	Brazil Government International Bonds	1.000	Quarterly	06/20/2030	1.263	1,000	(37)	27	0	(10)
	Colombia Government International Bonds	1.000	Quarterly	12/20/2026	0.897	6,800	8	1	9	0
	Cote D'ivoire Government International Bonds	1.000	Quarterly	06/20/2026	0.853	1,275	(42)	43	1	0
	Cote D'ivoire Government International Bonds	1.000	Quarterly	06/20/2030	2.371	1,050	(133)	76	0	(57)
	Dominican Republic International Bonds	1.000	Quarterly	06/20/2030	1.299	2,900	(186)	151	0	(35)
	Israel Government International Bonds	1.000	Quarterly	06/20/2027	0.312	11,200	(64)	178	114	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2030	0.815	1,000	(19)	27	8	0
	Panama Government International Bonds	1.000	Quarterly	06/20/2030	1.136	500	(17)	14	0	(3)
	Peru Government International Bonds	1.000	Quarterly	06/20/2030	0.640	1,100	(7)	24	17	0
	Turkiye Government International Bonds	1.000	Quarterly	06/20/2027	0.796	1,900	(377)	383	6	0
	Turkiye Government International Bonds	1.000	Quarterly	06/20/2030	1.878	10,000	(924)	573	0	(351)
DUB	Eskom «	4.650	Quarterly	06/30/2029	—♦	14,000	0	820	820	0
	Nigeria Government International Bonds	1.000	Quarterly	12/20/2029	2.965	800	(131)	76	0	(55)
	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—♦	3,377	0	29	29	0
	Petroleos Mexicanos «	4.850	Monthly	07/06/2026	—♦	2,265	0	20	20	0
	South Africa Government International Bonds	1.000	Quarterly	06/20/2026	0.164	300	(5)	6	1	0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.266	300	(13)	15	2	0
GST	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2026	4.837	600	(62)	63	1	0
	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	5.525	3,999	(556)	533	0	(23)
	Brazil Government International Bonds	1.000	Quarterly	06/20/2030	1.263	7,100	(327)	253	0	(74)
	Chile Government International Bonds	1.000	Quarterly	12/20/2026	0.146	9,400	91	(11)	80	0
	Emirate of Abu Dhabi Government International Bonds	1.000	Quarterly	06/20/2027	0.085	8,000	115	(7)	108	0
	Indonesia Government International Bonds	1.000	Quarterly	12/20/2030	0.689	31,700	252	204	456	0
	Israel Government International Bonds	1.000	Quarterly	06/20/2026	0.204	1,400	0	6	6	0
	Oman Government International Bonds	1.000	Quarterly	06/20/2030	0.616	15,000	(358)	601	243	0
	Poland Government International Bonds	1.000	Quarterly	06/20/2030	0.555	5,000	46	48	94	0
	Saudi Arabia Government International Bonds	1.000	Quarterly	06/20/2030	0.622	27,700	410	31	441	0
	Saudi Arabia Government International Bonds	1.000	Quarterly	12/20/2030	0.674	12,600	244	(53)	191	0
	Turkiye Government International Bonds	1.000	Quarterly	06/20/2030	1.878	12,100	(1,290)	865	0	(425)
JPM	Brazil Government International Bonds	1.000	Quarterly	06/20/2030	1.263	3,200	(80)	47	0	(33)
	Chile Government International Bonds	1.000	Quarterly	06/20/2027	0.170	4,500	(80)	135	55	0
	Cote D'ivoire Government International Bonds	1.000	Quarterly	06/20/2030	2.371	525	(66)	38	0	(28)
	Poland Government International Bonds	1.000	Quarterly	06/20/2028	0.349	2,800	(7)	51	44	0
	Republic of South Africa Government International Bonds	1.000	Quarterly	12/20/2035	2.305	300	(35)	5	0	(30)
	Turkiye Government International Bonds	1.000	Quarterly	12/20/2029	1.686	4,900	(338)	217	0	(121)
	Turkiye Government International Bonds	1.000	Quarterly	06/20/2030	1.878	2,700	(300)	205	0	(95)
MEI	Turkiye Government International Bonds	1.000	Quarterly	06/20/2030	1.878	2,700	(277)	182	0	(95)
MYC	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	5.525	10,575	(1,121)	1,061	0	(60)
	Chile Government International Bonds	1.000	Quarterly	12/20/2026	0.146	6,600	38	18	56	0
	Dominican Republic International Bonds	1.000	Quarterly	06/20/2030	1.299	1,000	(67)	55	0	(12)
	Indonesia Government International Bonds	1.000	Quarterly	12/20/2030	0.689	8,600	104	20	124	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2028	0.480	1,400	(27)	45	18	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.534	1,400	(15)	34	19	0
	Nigeria Government International Bonds	1.000	Quarterly	06/20/2030	3.028	190	(50)	35	0	(15)

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2025 (Unaudited)

	Peru Government International Bonds	1.000	Quarterly	06/20/2026	0.206	11,400	14	32	46	0
	Philippines Government International Bonds	1.000	Quarterly	12/20/2030	0.569	4,300	85	1	86	0
	Qatar Government International Bonds	1.000	Quarterly	12/20/2026	0.084	2,200	32	(12)	20	0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.266	3,000	(134)	156	22	0
	Turkiye Government International Bonds	1.000	Quarterly	06/20/2027	0.796	2,700	(534)	543	9	0
MYI	Peru Government International Bonds	1.000	Quarterly	06/20/2026	0.206	1,200	10	(5)	5	0

							$(12,863)	$12,355	$4,485	$(4,993)

Total Swap Agreements							$(12,833)	$12,084	$4,783	$(5,532)

(r)

Securities with an aggregate market value of $11,766 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 12/31/2025

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Investments in Securities, at Value
Angola
Sovereign Issues	$0	$20,070	$0	$20,070
Argentina
Corporate Bonds & Notes	0	10,284	0	10,284
Sovereign Issues	0	90,435	0	90,435
Armenia
Sovereign Issues	0	6,293	0	6,293
Azerbaijan
Corporate Bonds & Notes	0	7,464	0	7,464
Bahrain
Sovereign Issues	0	17,757	0	17,757
Benin
Sovereign Issues	0	534	0	534
Brazil
Corporate Bonds & Notes	0	44,039	0	44,039
Sovereign Issues	0	28,166	0	28,166
Bulgaria
Sovereign Issues	0	10,253	0	10,253
Cameroon
Sovereign Issues	0	7,361	0	7,361
Canada
Corporate Bonds & Notes	0	2,278	0	2,278
Cayman Islands
Asset-Backed Securities	0	1,450	0	1,450
Convertible Bonds & Notes	0	46	944	990
Corporate Bonds & Notes	0	47,934	6,555	54,489
Loan Participations and Assignments	0	0	5,103	5,103
Sovereign Issues	0	13,897	0	13,897
Chile
Corporate Bonds & Notes	0	47,510	0	47,510
Sovereign Issues	0	18,662	0	18,662
China
Common Stocks	0	74	0	74
Sovereign Issues	0	7,571	0	7,571
Colombia
Corporate Bonds & Notes	0	10,638	0	10,638
Sovereign Issues	0	134,245	0	134,245
Costa Rica
Sovereign Issues	0	19,943	0	19,943
Czech Republic
Corporate Bonds & Notes	0	8,940	0	8,940
Dominican Republic
Sovereign Issues	0	72,037	0	72,037
Ecuador
Corporate Bonds & Notes	0	3,218	0	3,218
Sovereign Issues	0	36,551	0	36,551
Egypt
Sovereign Issues	0	87,002	0	87,002
El Salvador
Corporate Bonds & Notes	0	8,270	0	8,270
Sovereign Issues	0	12,665	0	12,665
France
Corporate Bonds & Notes	0	1,172	0	1,172
Gabon
Sovereign Issues	0	2,531	0	2,531
Georgia
Corporate Bonds & Notes	0	190	0	190
Germany
Loan Participations and Assignments	0	6,681	0	6,681
Ghana
Sovereign Issues	0	18,296	0	18,296
Guatemala
Sovereign Issues	0	36,050	0	36,050
Honduras
Sovereign Issues	0	1,352	0	1,352
Hong Kong
Common Stocks	1	0	0	1
Corporate Bonds & Notes	0	6,180	0	6,180
Hungary
Sovereign Issues	0	54,255	0	54,255
India
Corporate Bonds & Notes	0	8,452	0	8,452
Indonesia
Corporate Bonds & Notes	0	73,058	0	73,058
Sovereign Issues	0	37,056	0	37,056
Ireland
Corporate Bonds & Notes	0	1,853	0	1,853
Loan Participations and Assignments	0	0	9,539	9,539
Sovereign Issues	0	15,359	0	15,359
Israel
Corporate Bonds & Notes	0	13,152	0	13,152
Sovereign Issues	0	2,258	0	2,258
Italy
Sovereign Issues	0	1,583	0	1,583
Ivory Coast

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Loan Participations and Assignments	0	0	21,017	21,017
Sovereign Issues	0	28,278	0	28,278
Jamaica
Corporate Bonds & Notes	0	1,521	0	1,521
Japan
Sovereign Issues	0	2,972	0	2,972
Jordan
Sovereign Issues	0	5,683	0	5,683
Kazakhstan
Corporate Bonds & Notes	0	21,221	0	21,221
Sovereign Issues	0	8,450	0	8,450
Kenya
Loan Participations and Assignments	0	0	2,228	2,228
Sovereign Issues	0	21,745	0	21,745
Kuwait
Sovereign Issues	0	16,110	0	16,110
Latvia
Sovereign Issues	0	4,726	0	4,726
Lebanon
Sovereign Issues	0	3,364	0	3,364
Luxembourg
Common Stocks	0	0	4,870	4,870
Corporate Bonds & Notes	0	55,467	0	55,467
Sovereign Issues	0	73,021	0	73,021
Macedonia
Sovereign Issues	0	9,750	0	9,750
Malaysia
Corporate Bonds & Notes	0	19,782	0	19,782
Mexico
Corporate Bonds & Notes	0	122,438	0	122,438
Sovereign Issues	0	98,043	0	98,043
Mongolia
Sovereign Issues	0	1,668	0	1,668
Morocco
Corporate Bonds & Notes	0	19,842	0	19,842
Netherlands
Corporate Bonds & Notes	0	15,303	0	15,303
Loan Participations and Assignments	0	0	5,900	5,900
Nigeria
Corporate Bonds & Notes	0	13,210	0	13,210
Loan Participations and Assignments	0	4,571	0	4,571
Sovereign Issues	0	42,954	0	42,954
Oman
Corporate Bonds & Notes	0	7,243	0	7,243
Sovereign Issues	0	20,026	0	20,026
Pakistan
Sovereign Issues	0	14,747	0	14,747
Panama
Corporate Bonds & Notes	0	6,770	0	6,770
Sovereign Issues	0	44,451	0	44,451
Paraguay
Sovereign Issues	0	15,017	0	15,017
Peru
Corporate Bonds & Notes	0	46,759	0	46,759
Sovereign Issues	0	24,294	0	24,294
Philippines
Corporate Bonds & Notes	0	7,945	0	7,945
Sovereign Issues	0	4,609	0	4,609
Poland
Corporate Bonds & Notes	0	2,850	0	2,850
Sovereign Issues	0	31,033	0	31,033
Qatar
Corporate Bonds & Notes	0	42,798	0	42,798
Sovereign Issues	0	8,732	0	8,732
Romania
Sovereign Issues	0	68,688	0	68,688
Russia
Sovereign Issues	0	73	0	73
Rwanda
Sovereign Issues	0	1,117	0	1,117
Saudi Arabia
Corporate Bonds & Notes	0	24,308	0	24,308
Sovereign Issues	0	59,761	0	59,761
Senegal
Loan Participations and Assignments	0	0	3,088	3,088
Sovereign Issues	0	20,268	0	20,268
Serbia
Loan Participations and Assignments	0	0	5,231	5,231
Sovereign Issues	0	27,931	0	27,931
Singapore
Corporate Bonds & Notes	0	1,678	0	1,678
South Africa
Corporate Bonds & Notes	0	30,625	0	30,625
Loan Participations and Assignments	0	0	3,331	3,331
Sovereign Issues	0	53,991	0	53,991
South Korea

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Corporate Bonds & Notes	0	8,276	0	8,276
Spain
Corporate Bonds & Notes	0	2,907	0	2,907
Sri Lanka
Sovereign Issues	0	16,026	0	16,026
Supranational
Corporate Bonds & Notes	0	13,004	0	13,004
Suriname
Sovereign Issues	0	4,342	0	4,342
Tanzania
Loan Participations and Assignments	0	0	2,799	2,799
Thailand
Corporate Bonds & Notes	0	13,390	0	13,390
Trinidad and Tobago
Corporate Bonds & Notes	0	3,512	0	3,512
Tunisia
Sovereign Issues	0	1,225	0	1,225
Turkey
Corporate Bonds & Notes	0	7,076	0	7,076
Loan Participations and Assignments	0	0	18,558	18,558
Sovereign Issues	0	70,378	0	70,378
Uganda
Sovereign Issues	0	411	0	411
Ukraine
Sovereign Issues	0	30,862	0	30,862
United Arab Emirates
Corporate Bonds & Notes	0	41,825	0	41,825
Sovereign Issues	0	13,559	0	13,559
United Kingdom
Corporate Bonds & Notes	0	33,665	5,543	39,208
Non-Agency Mortgage-Backed Securities	0	5,865	0	5,865
United States
Asset-Backed Securities	0	10,494	0	10,494
Corporate Bonds & Notes	0	30,695	6,553	37,248
Loan Participations and Assignments	0	0	13,960	13,960
Non-Agency Mortgage-Backed Securities	0	42,951	2,514	45,465
U.S. Government Agencies	0	26,152	0	26,152
U.S. Treasury Obligations	0	81,209	0	81,209
Uruguay
Sovereign Issues	0	10,057	0	10,057
Uzbekistan
Corporate Bonds & Notes	0	6,852	0	6,852
Sovereign Issues	0	9,312	0	9,312
Venezuela
Corporate Bonds & Notes	0	17,319	0	17,319
Sovereign Issues	0	15,141	0	15,141
Vietnam
Sovereign Issues	0	978	0	978
Virgin Islands (British)
Corporate Bonds & Notes	0	3,314	0	3,314
Zambia
Sovereign Issues	0	5,555	0	5,555
Short-Term Instruments
Mutual Funds	0	1,031	0	1,031
Repurchase Agreements	0	66,485	0	66,485
Nigeria Treasury Bills	0	20,591	0	20,591
South Africa Treasury Bills	0	6,332	0	6,332
U.S. Treasury Bills	0	52	0	52

	$1	$2,831,741	$117,733	$2,949,475
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$171,974	$0	$0	$171,974

Total Investments	$171,975	$2,831,741	$117,733	$3,121,449

Short Sales, at Value - Liabilities
Sovereign Issues	0	(11,577)	0	(11,577)
U.S. Treasury Obligations	0	(54,632)	0	(54,632)

	$0	$(66,209)	$0	$(66,209)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	106	922	0	1,028
Over the counter	0	7,108	869	7,977

	$106	$8,030	$869	$9,005
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(11)	(2,080)	0	(2,091)
Over the counter	0	(15,342)	0	(15,342)

	$(11)	$(17,422)	$0	$(17,433)

Total Financial Derivative Instruments	$95	$(9,392)	$869	$(8,428)

Totals	$172,070	$2,756,140	$118,602	$3,046,812

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2025 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2025:
Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2025 (2)

Investments in Securities, at Value
Angola
Loan Participations and Assignments(3)	$4,800	$0	$(4,800)	$0	$0	$0	$0	$0	$0	$0
Cayman Islands
Convertible Bonds & Notes	0	910	0	163	0	(129)	0	0	944	(129)
Corporate Bonds & Notes	0	6,503	0	0	0	52	0	0	6,555	52
Loan Participations and Assignments(4)	4,980	0	0	0	0	123	0	0	5,103	123
Ireland
Loan Participations and Assignments	8,741	0	0	7	0	791	0	0	9,539	791
Ivory Coast
Loan Participations and Assignments	15,980	10,187	(6,775)	26	261	1,338	0	0	21,017	1,128
Kenya
Loan Participations and Assignments	2,661	0	(450)	4	2	11	0	0	2,228	7
Luxembourg
Common Stocks	5,436	0	0	0	0	(566)	0	0	4,870	(566)
Netherlands
Common Stocks	14	0	0	0	0	(14)	0	0	0	0
Loan Participations and Assignments	5,811	0	0	33	0	56	0	0	5,900	56
Senegal
Loan Participations and Assignments	4,710	0	(1,450)	1	98	(271)	0	0	3,088	(446)
Serbia
Loan Participations and Assignments	5,566	5,242	(6,291)	4	905	(195)	0	0	5,231	(15)
South Africa
Loan Participations and Assignments	3,564	0	(625)	9	44	339	0	0	3,331	352
Tanzania
Loan Participations and Assignments	3,592	0	(1,088)	3	(21)	313	0	0	2,799	230
Turkey
Loan Participations and Assignments	8,468	0	0	(69)	0	1,205	8,954	0	18,557	1,206
United Arab Emirates
Loan Participations and Assignments	3,058	0	(3,054)	(9)	(36)	41	0	0	0	0
United Kingdom
Corporate Bonds & Notes	6,013	5,551	(6,440)	473	(154)	100	0	0	5,543	(8)
United States
Corporate Bonds & Notes	6,224	0	0	0	0	329	0	0	6,553	329
Loan Participations and Assignments	4,352	10,025	(510)	1	0	92	0	0	13,960	64
Non-Agency Mortgage-Backed Securities	2,448	0	0	0	0	66	0	0	2,514	66

	$96,418	$38,418	$(31,483)	$646	$1,099	$3,681	$8,954	$0	$117,733	$3,240
Financial Derivative Instruments - Assets
Over the counter	$843	$4	$(25)	$0	$0	$(2)	$0	$0	$869	$(2)

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Totals	$97,310	$38,422	$(31,508)	$646	$1,099	$3,679	$8,954	$0	$118,602	$3,238

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 12/31/2025	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Cayman Islands
Convertible Bonds & Notes	$944	Indicative Market Quotation	Broker Quote	13.000 - 21.500	16.757
Corporate Bonds & Notes	6,487	Discounted Cash Flow	Discount Rate	5.429	—
68	Indicative Market Quotation	Broker Quote	6.000	—
Loan Participations and Assignments	5,103	Discounted Cash Flow	Discount Rate	6.597	—
Ireland
Loan Participations and Assignments	9,539	Discounted Cash Flow	Discount Rate	3.939	—
Ivory Coast
Loan Participations and Assignments	21,017	Discounted Cash Flow	Discount Rate	4.796 - 6.177	5.567
Kenya
Loan Participations and Assignments	2,228	Discounted Cash Flow	Discount Rate	9.577	—
Luxembourg
Common Stocks	4,870	Indicative Market Quotation	Broker Quote	$22.563	—
Netherlands
Loan Participations and Assignments	5,900	Discounted Cash Flow	Discount Rate	7.436	—
Senegal
Loan Participations and Assignments	3,088	Discounted Cash Flow	Discount Rate	33.767	—
Serbia
Loan Participations and Assignments	5,231	Discounted Cash Flow	Discount Rate	9.069	—
South Africa
Loan Participations and Assignments	3,331	Discounted Cash Flow	Discount Rate	10.101	—
Tanzania
Loan Participations and Assignments	2,799	Third Party Vendor	Broker Quote	100.750	—
Turkey
Loan Participations and Assignments	9,604	Discounted Cash Flow	Discount Rate	4.555 - 4.834	4.617
8,954	Third Party Vendor	Broker Quote	100.250	—
United Kingdom
Corporate Bonds & Notes	5,543	Proxy Pricing	Base Price	99.972	—
United States
Corporate Bonds & Notes	6,553	Discounted Cash Flow	Discount Rate	5.360	—
Loan Participations and Assignments	3,920	Indicative Market Quotation	Broker Quote	95.550	—
10,040	Recent Transaction	Purchase price	100.396	—
Non-Agency Mortgage-Backed Securities	2,514	Discounted Cash Flow	Discount Rate	6.309	—
Financial Derivative Instruments- Assets
Over the counter	869	Indicative Market Quotation	Broker Quote	0.497 - 5.818	5.271

Total	$118,602

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Security country updated from United states to Angola since prior fiscal year end.
(4)	Security country updated from United states to Cayman Islands since prior fiscal year end.

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 91.5% ¤
ARGENTINA 1.9%
CORPORATE BONDS & NOTES 1.9%
Pampa Energia SA
7.750% due 11/14/2037		$100	$99
7.875% due 12/16/2034		200	202
Telecom Argentina SA 9.250% due 05/28/2033		200	209
Transportadora de Gas del Sur SA 7.750% due 11/20/2035		100	99
Vista Energy Argentina SAU 8.500% due 06/10/2033		400	411
YPF SA 9.500% due 01/17/2031		100	107

			1,127

SOVEREIGN ISSUES 0.0%
Argentina Bonar Bonds 0.750% due 07/09/2030 þ		5	3

Total Argentina (Cost $1,105)			1,130

AUSTRALIA 0.5%
CORPORATE BONDS & NOTES 0.5%
Santos Finance Ltd. 5.750% due 11/13/2035		$300	298

Total Australia (Cost $300)			298

AUSTRIA 0.3%
CORPORATE BONDS & NOTES 0.3%
LD Celulose International GmbH 7.950% due 01/26/2032		$200	209

Total Austria (Cost $207)			209

AZERBAIJAN 0.3%
CORPORATE BONDS & NOTES 0.3%
SOCAR Turkey Enerji AS via Steas Funding 1 DAC 7.230% due 03/17/2026		$200	200

Total Azerbaijan (Cost $200)			200

BERMUDA 1.7%
CORPORATE BONDS & NOTES 1.7%
Digicel International Finance Ltd./Difl U.S. LLC 8.625% due 08/01/2032		$600	623
Golar LNG Ltd. 7.500% due 10/02/2030		200	194
Li & Fung Ltd. 8.375% due 02/05/2029		200	206

Total Bermuda (Cost $1,010)			1,023

BRAZIL 4.7%
CORPORATE BONDS & NOTES 4.7%
Aegea Finance SARL 7.625% due 01/20/2036		$200	191
Banco do Brasil SA 8.500% due 07/29/2026	MXN	7,000	392
Braskem Netherlands Finance BV 4.500% due 01/31/2030		$200	78
CSN Resources SA 4.625% due 06/10/2031		200	154

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Embraer Netherlands Finance BV 5.400% due 01/09/2038		300	297
Petrobras Global Finance BV 5.125% due 09/10/2030		650	638
Rede D'or Finance SARL 6.450% due 09/09/2035		200	206
Samarco Mineracao SA (9.000% Cash or 9.000% PIK) 9.500% due 06/30/2031 (a)		219	222
Suzano Netherlands BV 5.500% due 01/15/2036		200	198
Unigel Luxembourg SA (11.000% Cash or 12.000% PIK) 11.000% due 12/31/2028 ^(a)(b)		484	34
Unigel Luxembourg SA (13.500% Cash or 15.000% PIK) 13.500% due 12/31/2027 ^(a)(b)		222	46
Vale Overseas Ltd. 6.400% due 06/28/2054		200	204
Vale SA 0.000% due 12/29/2049 ~(g)	BRL	2,910	218

			2,878

		SHARES
WARRANTS 0.0%
OAS SA - Exp. 05/16/2039 «(j)		131,712	0

Total Brazil (Cost $3,375)			2,878

		PRINCIPAL AMOUNT (000s)
CANADA 2.8%
CORPORATE BONDS & NOTES 2.8%
First Quantum Minerals Ltd.
7.250% due 02/15/2034		$300	316
8.000% due 03/01/2033		300	321
8.625% due 06/01/2031		300	316
Ivanhoe Mines Ltd. 7.875% due 01/23/2030		200	207
Windfall Mining Group, Inc./Groupe Minier Windfall, Inc. 5.854% due 05/13/2032		500	522

Total Canada (Cost $1,589)			1,682

CAYMAN ISLANDS 11.7%
CONVERTIBLE BONDS & NOTES 0.5%
Kaisa Group Holdings Ltd.
0.000% due 12/31/2026 (e)		$47	1
0.000% due 12/31/2027 (e)		58	0
0.000% due 12/31/2028 (e)		93	1
0.000% due 12/31/2029 (e)		93	1
0.000% due 12/31/2030 (e)		116	0
0.000% due 12/31/2031 (e)		116	0
0.000% due 12/31/2032 (e)		220	2
Wynn Macau Ltd. 4.500% due 03/07/2029		300	307

			312

CORPORATE BONDS & NOTES 11.2%
Avilease Capital Ltd. 4.750% due 11/12/2030		300	298
China Modern Dairy Holdings Ltd. 2.125% due 07/14/2026		300	296
Emaar Sukuk Ltd. 3.635% due 09/15/2026		450	449
Energuate Trust 2 0 6.350% due 09/15/2035		400	400
Esic Sukuk Ltd. 5.831% due 02/14/2029		300	310
Foxconn Far East Ltd. 1.875% due 08/25/2028		300	278
FWD Group Holdings Ltd. 5.836% due 09/22/2035		300	304
Greentown China Holdings Ltd. 8.450% due 02/24/2028		200	201
IHS Holding Ltd. 8.250% due 11/29/2031		500	524

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Kaisa Group Holdings Ltd. 5.000% due 11/30/2027	10	1
Kaisa Group Holdings Ltd. (5.250% Cash or 6.250% PIK) 5.250% due 12/28/2028 (a)	78	2
Kaisa Group Holdings Ltd. (5.500% Cash or 6.500% PIK) 5.500% due 12/28/2029 (a)	131	2
Kaisa Group Holdings Ltd. (5.750% Cash or 6.750% PIK) 5.750% due 12/28/2030 (a)	158	2
Kaisa Group Holdings Ltd. (6.000% Cash or 7.000% PIK) 6.000% due 12/28/2031 (a)	238	4
Kaisa Group Holdings Ltd. (6.250% Cash or 7.250% PIK) 6.250% due 12/28/2032 (a)	224	3
Kaisa Group Holdings Ltd. (6.721% Cash or 7.721% PIK) 6.721% due 12/28/2028 (a)	54	1
KFH Sukuk Co. 5.376% due 01/14/2030	200	207
Meituan 5.125% due 11/05/2035	300	297
Melco Resorts Finance Ltd. 6.500% due 09/24/2033	300	301
Montego Bay Airport Revenue Finance Ltd. 6.600% due 06/15/2035	300	301
QIC Cayman Ltd. 6.150% due 04/10/2031 •(g)	300	305
QNB Finance Ltd. 4.875% due 01/30/2029	300	306
Sands China Ltd.
4.375% due 06/18/2030	200	198
5.400% due 08/08/2028	350	357
SNB Funding Ltd. 6.000% due 06/24/2035 •(h)	200	206
SNB Sukuk Ltd. 2.342% due 01/19/2027	200	196
Sobha Sukuk Ltd. 7.996% due 02/19/2029	200	204
SRC Sukuk Ltd. 5.000% due 02/27/2028	300	305
VB DPR Finance Co. 6.239% due 09/15/2035 «(j)	300	300
Wynn Macau Ltd. 6.750% due 02/15/2034	250	253

		6,811

Total Cayman Islands (Cost $7,182)		7,123

CHILE 3.9%
CORPORATE BONDS & NOTES 3.9%
AES Andes SA
6.250% due 03/14/2032	$200	209
6.300% due 03/15/2029	200	207
Banco de Chile 2.990% due 12/09/2031	300	274
Caja de Compensacion de Asignacion Familiar de Los Andes 7.000% due 07/30/2029	200	214
Cencosud SA 5.950% due 05/28/2031	300	315
Colbun SA 5.375% due 09/11/2035	200	201
Empresa Electrica Cochrane SpA 5.500% due 05/14/2027	23	23
Engie Energia Chile SA 6.375% due 04/17/2034	200	214
Inversiones CMPC SA 6.700% due 12/09/2057 •	200	201
Latam Airlines Group SA 7.625% due 01/07/2031	500	526

Total Chile (Cost $2,296)		2,384

	SHARES
CHINA 0.0%
COMMON STOCKS 0.0%
Kaisa Group Holdings Ltd. (c)	694,727	9

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Total China (Cost $0)			9

		PRINCIPAL AMOUNT (000s)
COLOMBIA 2.9%
CORPORATE BONDS & NOTES 2.9%
Banco Davivienda SA 8.125% due 07/02/2035 •(h)		$300	315
Ecopetrol SA
5.875% due 05/28/2045		350	261
8.875% due 01/13/2033		300	320
Grupo Energia Bogota SA ESP 5.750% due 10/22/2035		300	298
Grupo Nutresa SA 9.000% due 05/12/2035		500	565

Total Colombia (Cost $1,848)			1,759

CZECH REPUBLIC 0.8%
CORPORATE BONDS & NOTES 0.8%
Czechoslovak Group AS 6.500% due 01/10/2031		$200	206
EPH Financing International AS 6.651% due 11/13/2028	EUR	200	254

Total Czech Republic (Cost $423)			460

DOMINICAN REPUBLIC 0.7%
SOVEREIGN ISSUES 0.7%
Dominican Republic International Bonds 11.250% due 09/15/2035	DOP	24,000	423

Total Dominican Republic (Cost $423)			423

ECUADOR 0.5%
CORPORATE BONDS & NOTES 0.5%
Corp. Quiport SA 9.000% due 12/15/2037		$300	322

Total Ecuador (Cost $300)			322

EGYPT 1.0%
SOVEREIGN ISSUES 1.0%
Egypt Government Bonds 21.954% due 03/04/2028	EGP	30,200	634

Total Egypt (Cost $578)			634

GERMANY 0.5%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Stepstone Group MidCo 2 GmbH 8.199% (TSFR3M + 4.500%) due 12/19/2031 ~		$299	280

Total Germany (Cost $296)			280

HONG KONG 1.5%
CORPORATE BONDS & NOTES 1.5%
Fortune Star BVI Ltd. 6.800% due 09/09/2029		$300	296
GLP China Holdings Ltd. 2.950% due 03/29/2026		400	394
Lenovo Group Ltd. 3.421% due 11/02/2030		200	190

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Total Hong Kong (Cost $853)			880

HUNGARY 0.4%
CORPORATE BONDS & NOTES 0.4%
OTP Bank Nyrt 8.750% due 05/15/2033 •		$200	214

Total Hungary (Cost $212)			214

INDIA 4.1%
CORPORATE BONDS & NOTES 4.1%
Adani Electricity Mumbai Ltd. 3.949% due 02/12/2030		$262	244
IIFL Finance Ltd. 8.750% due 07/24/2028		200	205
Muthoot Finance Ltd.
6.375% due 03/02/2030		300	305
7.125% due 02/14/2028		200	205
REC Ltd. 5.625% due 04/11/2028		600	617
Reliance Industries Ltd. 2.875% due 01/12/2032		300	274
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries 4.500% due 07/14/2028		250	240
Sammaan Capital Ltd.
8.950% due 08/28/2028		200	207
9.700% due 07/03/2027		200	207

Total India (Cost $2,511)			2,504

INDONESIA 0.3%
CORPORATE BONDS & NOTES 0.3%
Freeport Indonesia PT 6.200% due 04/14/2052		$200	204

Total Indonesia (Cost $155)			204

IRELAND 0.7%
CORPORATE BONDS & NOTES 0.3%
Alfa Bank AO Via Alfa Bond Issuance PLC 5.950% due 04/15/2030 ^«(h)		$900	54
CIMA Finance DAC 2.950% due 09/05/2029		127	120

			174

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Panama Government International Bonds 3.837% - 9.716% (EUR006M + 1.750%) due 03/05/2027 «~	EUR	200	236

Total Ireland (Cost $1,231)			410

ISLE OF MAN 0.6%
CORPORATE BONDS & NOTES 0.6%
AngloGold Ashanti Holdings PLC 3.750% due 10/01/2030		$400	384

Total Isle of Man (Cost $365)			384

ISRAEL 2.1%
CORPORATE BONDS & NOTES 2.1%
Bank Hapoalim BM 3.255% due 01/21/2032 •(h)		$200	196
Bank Leumi Le-Israel BM 7.129% due 07/18/2033 •(h)		200	209
Energean Israel Finance Ltd. 5.375% due 03/30/2028		400	395
ICL Group Ltd. 6.375% due 05/31/2038		100	104
Israel Electric Corp. Ltd. 4.250% due 08/14/2028		200	198
Leviathan Bond Ltd. 6.500% due 06/30/2027		200	202

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Total Israel (Cost $1,243)			1,304

IVORY COAST 1.0%
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.0%
Republic of Cote d'Ivoire 5.153% - 9.488% (EUR006M + 3.050%) due 03/09/2026 «~	EUR	500	587

Total Ivory Coast (Cost $533)			587

JERSEY, CHANNEL ISLANDS 0.2%
CONVERTIBLE BONDS & NOTES 0.2%
Goldman Sachs Finance Corp. International Ltd. 0.000% due 04/04/2028 (e)		$100	142

Total Jersey, Channel Islands (Cost $103)			142

KAZAKHSTAN 1.0%
CORPORATE BONDS & NOTES 1.0%
Kaspi.KZ JSC 6.250% due 03/26/2030		$300	308
Tengizchevroil Finance Co. International Ltd. 3.250% due 08/15/2030		300	279

Total Kazakhstan (Cost $555)			587

LUXEMBOURG 2.1%
CORPORATE BONDS & NOTES 1.7%
Chile Electricity Lux MPC II SARL 5.672% due 10/20/2035		$291	303
PRIO Luxembourg Holding SARL 6.750% due 10/15/2030		300	292
Raizen Fuels Finance SA 6.250% due 07/08/2032		500	421

			1,016

SOVEREIGN ISSUES 0.4%
Eagle Funding Luxco SARL 5.500% due 08/17/2030		250	255

Total Luxembourg (Cost $1,333)			1,271

		SHARES
MEXICO 3.3%
COMMON STOCKS 0.0%
Hipotecaria Su Casita SA «(c)		172,487	0

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 3.3%
Banco Mercantil del Norte SA 5.875% due 01/24/2027 •(g)(h)		$200	200
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 7.625% due 02/11/2035 •(h)		200	211
Corp. Inmobiliaria Vesta SAB de CV 5.500% due 01/30/2033		200	203
El Puerto de Liverpool SAB de CV 6.658% due 01/22/2037		200	214
FIBRA Prologis 5.500% due 11/26/2035		200	201
Grupo Televisa SAB 5.250% due 05/24/2049		200	132
Metalsa SAPI de CV 3.750% due 05/04/2031		300	261
Minera Mexico SA de CV 5.625% due 02/12/2032		300	311

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Trust 2401 6.390% due 01/15/2050		300	289

			2,022

Total Mexico (Cost $3,208)			2,022

MOROCCO 0.9%
CORPORATE BONDS & NOTES 0.9%
OCP SA 6.875% due 04/25/2044		$500	523

Total Morocco (Cost $482)			523

		SHARES
NETHERLANDS 1.4%
COMMON STOCKS 0.0%
Stichting Administratiekantoor «(c)		1,831	0

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 1.1%
Prosus NV 4.987% due 01/19/2052		$300	239
Teva Pharmaceutical Finance Netherlands III BV 4.100% due 10/01/2046		300	227
Unigel Netherlands Holding Corp. BV (15.000% Cash or 15.000% PIK) 15.000% due 12/31/2044 ^(a)(b)		394	13
Veon Midco BV 3.375% due 11/25/2027		200	190

			669

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
VEON Amsterdam BV 8.206% (TSFR3M + 4.250%) due 03/25/2027 «~		200	200

Total Netherlands (Cost $930)			869

OMAN 0.5%
CORPORATE BONDS & NOTES 0.5%
Bank Muscat SAOG 4.846% due 10/01/2030		$300	301

Total Oman (Cost $300)			301

PANAMA 0.6%
CORPORATE BONDS & NOTES 0.6%
Telecomunicaciones Digitales SA 4.500% due 01/30/2030		$400	381

Total Panama (Cost $363)			381

PERU 3.4%
CORPORATE BONDS & NOTES 3.2%
Banco de Credito del Peru SA 6.450% due 07/30/2035 •		$300	313
Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	500	158
10.100% due 12/15/2043		500	162
InRetail Shopping Malls 5.650% due 10/16/2032		$400	403
Kallpa Generacion SA 5.500% due 09/11/2035		300	302
Niagara Energy SAC 5.746% due 10/03/2034		300	306

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Peru LNG SRL 5.375% due 03/22/2030		300	290

			1,934

SOVEREIGN ISSUES 0.2%
Peru Government Bonds 7.300% due 08/12/2033	PEN	400	136

Total Peru (Cost $1,972)			2,070

PHILIPPINES 1.0%
CORPORATE BONDS & NOTES 1.0%
Petron Corp. 5.950% due 04/19/2026 •(g)		$200	200
San Miguel Global Power Holdings Corp.
5.450% due 12/09/2026 •(g)		200	196
8.750% due 06/12/2029 •(g)		200	206

Total Philippines (Cost $494)			602

POLAND 0.4%
CORPORATE BONDS & NOTES 0.4%
ORLEN SA 6.000% due 01/30/2035		$200	211

Total Poland (Cost $197)			211

QATAR 0.7%
CORPORATE BONDS & NOTES 0.7%
Nakilat, Inc. 6.067% due 12/31/2033		$221	236
Qatarenergy LNG S3 6.332% due 09/30/2027		161	162

Total Qatar (Cost $403)			398

REPUBLIC OF KOREA 0.3%
CORPORATE BONDS & NOTES 0.3%
Shinhan Financial Group Co. Ltd. 5.000% due 07/24/2028		$200	205

Total Republic of Korea (Cost $203)			205

ROMANIA 0.2%
SOVEREIGN ISSUES 0.2%
Romania Government International Bonds 5.375% due 06/07/2033	EUR	100	119

Total Romania (Cost $116)			119

RUSSIA 0.1%
CORPORATE BONDS & NOTES 0.1%
ALROSA Finance SA 3.100% due 06/25/2027 ^«(b)		$800	48

Total Russia (Cost $804)			48

SAUDI ARABIA 1.2%
CORPORATE BONDS & NOTES 1.2%
Saudi Arabian Oil Co. 4.750% due 06/02/2030		$200	203
Saudi Awwal Bank 5.947% due 09/04/2035 •(h)		500	507

Total Saudi Arabia (Cost $705)			710

SINGAPORE 1.8%
CORPORATE BONDS & NOTES 1.8%
Cathaylife Singapore Pte. Ltd. 5.950% due 07/05/2034		$200	213
GLP Pte. Ltd. 9.750% due 05/20/2028		200	205

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Medco Cypress Tree Pte. Ltd. 8.625% due 05/19/2030		250	263
Nanshan Life Pte. Ltd. 5.450% due 09/11/2034		200	199
Yinson Production Financial Services Pte. Ltd. 9.625% due 05/03/2029		200	210

Total Singapore (Cost $1,068)			1,090

SOUTH AFRICA 1.9%
CORPORATE BONDS & NOTES 1.0%
Bidvest Group U.K. PLC 6.200% due 09/17/2032		$200	204
Sasol Financing USA LLC 6.500% due 09/27/2028		400	394

			598

SOVEREIGN ISSUES 0.9%
Republic of South Africa Government Bonds 8.875% due 02/28/2035	ZAR	8,300	523

Total South Africa (Cost $1,004)			1,121

SOUTH KOREA 2.3%
CONVERTIBLE BONDS & NOTES 0.3%
LG Chem Ltd. 1.600% due 07/18/2030		$200	194

CORPORATE BONDS & NOTES 2.0%
Hanwha Life Insurance Co. Ltd. 6.300% due 06/24/2055 •		300	312
Kookmin Bank 2.500% due 11/04/2030 (h)(k)		500	456
LG Energy Solution Ltd. 5.750% due 09/25/2028		200	207
SK Hynix, Inc. 6.375% due 01/17/2028		200	209

			1,184

Total South Korea (Cost $1,365)			1,378

SPAIN 0.6%
CORPORATE BONDS & NOTES 0.6%
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA 5.375% due 12/30/2030		$400	372

Total Spain (Cost $372)			372

SUPRANATIONAL 0.3%
CORPORATE BONDS & NOTES 0.3%
African Development Bank 5.875% due 05/07/2035 •(g)(h)		$200	200

Total Supranational (Cost $200)			200

THAILAND 1.3%
CORPORATE BONDS & NOTES 1.3%
Bangkok Bank PCL
4.507% due 11/26/2030		$200	200
5.082% due 11/26/2035		200	200
GC Treasury Center Co. Ltd.
6.500% due 09/10/2030 •(g)		200	203
7.125% due 03/10/2035 •(g)		200	204

			807

SOVEREIGN ISSUES 0.0%
Thailand Government Bonds
3.300% due 06/17/2038	THB	30	1
3.350% due 06/17/2033		40	1

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2025 (Unaudited)

3.450% due 06/17/2043		20	1

			3

Total Thailand (Cost $803)			810

TRINIDAD AND TOBAGO 0.3%
CORPORATE BONDS & NOTES 0.3%
Trinidad Generation UnLtd. 7.750% due 06/16/2033		$200	207

Total Trinidad and Tobago (Cost $207)			207

TURKEY 3.6%
CORPORATE BONDS & NOTES 3.6%
Akbank TAS 7.498% due 01/20/2030		$500	530
TT Varlik Kiralama AS 6.500% due 10/30/2030		200	202
Turk Telekomunikasyon AS 6.950% due 10/07/2032		300	307
Turkcell Iletisim Hizmetleri AS 7.450% due 01/24/2030		200	211
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		217	215
Turkiye Is Bankasi AS 7.750% due 06/12/2029		200	212
Turkiye Vakiflar Bankasi TAO 7.250% due 07/31/2030		300	311
Yapi ve Kredi Bankasi AS 9.250% due 10/16/2028		200	220

Total Turkey (Cost $2,102)			2,208

UKRAINE 0.2%
SOVEREIGN ISSUES 0.2%
Ukraine Government International Bonds
0.000% due 02/01/2030 þ(f)		$45	27
0.000% due 02/01/2034 þ(f)		168	80
4.500% due 02/01/2036 þ		52	30

Total Ukraine (Cost $111)			137

UNITED ARAB EMIRATES 3.6%
CORPORATE BONDS & NOTES 3.6%
Abu Dhabi Future Energy Co. PJSC Masdar 4.875% due 07/25/2033		$700	709
Alpha Star Holding IX Ltd. 7.000% due 08/26/2028		500	513
DAE Sukuk Difc Ltd. 4.500% due 10/16/2030		300	297
First Abu Dhabi Bank PJSC 4.774% due 06/06/2028 (k)		300	305
NBK SPC Ltd. 1.625% due 09/15/2027 •		400	392

Total United Arab Emirates (Cost $2,161)			2,216

UNITED KINGDOM 4.2%
CORPORATE BONDS & NOTES 4.0%
Anglo American Capital PLC 5.500% due 05/02/2033		$300	311
Antofagasta PLC
2.375% due 10/14/2030		300	272
5.625% due 09/09/2035		200	206
Avianca Midco 2 PLC 9.000% due 12/01/2028		400	404
Azule Energy Finance PLC 8.125% due 01/23/2030		450	451
ICBC Standard Bank PLC 20.000% due 09/18/2029 «	UZS	2,883,000	243
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (e)		$200	154
Vedanta Resources Finance II PLC 10.875% due 09/17/2029		200	211

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2025 (Unaudited)

WE Soda Investments Holding PLC 9.500% due 10/06/2028		200	202

			2,454

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Canada Square Funding 6 PLC 4.785% due 01/17/2059 •	GBP	69	93

Total United Kingdom (Cost $2,457)			2,547

UNITED STATES 6.6%
CORPORATE BONDS & NOTES 5.4%
Beignet Investor LLC 6.581% due 05/30/2049		$630	666
Hanwha Q Cells Americas Holdings Corp. 5.000% due 07/27/2028		200	205
Invepar Holdings LLC 1.000% due 12/31/2049 «(j)		158	0
Las Vegas Sands Corp.
3.900% due 08/08/2029		400	391
6.000% due 08/15/2029		300	314
MercadoLibre, Inc. 4.900% due 01/15/2033		200	198
Momentive Performance Materials, Inc. 4.125% due 10/22/2028		500	500
Rio Oil Finance Trust 8.200% due 04/06/2028		190	197
SierraCol Energy Andina LLC/SierraCol Energy Arauca/Colombia Energy Development 9.000% due 11/14/2030		200	190
SK Battery America, Inc. 4.875% due 01/23/2027		300	302
Stillwater Mining Co. 4.000% due 11/16/2026		300	298

			3,261

SOVEREIGN ISSUES 1.0%
Colombia TES 1.000% due 08/22/2029	COP	2,305,900	576

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Bonds
1.375% due 11/15/2040		$200	130

Total United States (Cost $3,958)			3,967

UZBEKISTAN 1.0%
CORPORATE BONDS & NOTES 1.0%
Uzauto Motors AJ 7.375% due 11/19/2030		$200	201
Uzbek Industrial & Construction Bank ATB
9.450% due 10/23/2030 •(g)		200	201
21.000% due 07/24/2027	UZS	2,500,000	223

Total Uzbekistan (Cost $599)			625

VIRGIN ISLANDS (BRITISH) 0.3%
CORPORATE BONDS & NOTES 0.3%
CS Treasury Management Services P Ltd. 9.000% due 12/31/2099 (g)		$200	193
OAS Restructuring BVI Ltd. 5.000% due 03/31/2035 «	BRL	356	3

Total Virgin Islands (British) (Cost $209)			196

		SHARES
SHORT-TERM INSTRUMENTS 1.3%
MUTUAL FUNDS 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.850% (i)		268,607	269

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2025 (Unaudited)

		PRINCIPAL AMOUNT (000s)
NIGERIA TREASURY BILLS 0.9%
29.869% due 03/10/2026 - 06/29/2026 (d)(e)	NGN	840,072	534

Total Short-Term Instruments (Cost $769)			803

Total Investments in Securities (Cost $57,788)			55,637

		SHARES
INVESTMENTS IN AFFILIATES 7.7%
SHORT-TERM INSTRUMENTS 7.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.7%
PIMCO Short-Term Floating NAV Portfolio III		482,587	4,701

Total Short-Term Instruments (Cost $4,699)			4,701

Total Investments in Affiliates (Cost $4,699)			4,701

Total Investments 99.2% (Cost $62,487)			$60,338
Financial Derivative Instruments (l)(m) (0.1)%(Cost or Premiums, net $349)			(88)
Other Assets and Liabilities, net 0.9%			567

Net Assets 100.0%			$60,817

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^				Security is in default.
«				Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ				Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)				Payment in-kind security.
(b)				Security is not accruing income as of the date of this report.
(c)				Security did not produce income within the last twelve months.
(d)				Coupon represents a weighted average yield to maturity.
(e)				Zero coupon security.
(f)				Security becomes interest bearing at a future date.
(g)				Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)				Contingent convertible security.
(i)				Coupon represents a 7-Day Yield.
(j)				RESTRICTED SECURITIES:
Issuer Description			Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Invepar Holdings LLC 1.000% due 12/31/2049			11/16/2018	$0	$0	0.00%
OAS SA - Exp. 05/16/2039			04/30/2019	0	0	0.00
VB DPR Finance Co. 6.239% due 09/15/2035				300	300	0.49

				$300	$300	0.49%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)		Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BRC	3.700%		12/12/2025	TBD(2)	$(428)	$(429)
	3.800		12/12/2025	TBD(2)	(287)	(287)

Total Reverse Repurchase Agreements						$(716)

(k)				Securities with an aggregate market value of $761 have been pledged as collateral under the terms of master agreements as of December 31, 2025.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(1,238) at a weighted average interest rate of 4.508%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)				Open maturity reverse repurchase agreement.
(l)				FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note March Futures	03/2026	13	$2,714	$1	$0	$(1)
U.S. Treasury 5-Year Note March Futures	03/2026	78	8,526	(1)	0	(9)
U.S. Treasury 10-Year Note March Futures	03/2026	26	2,923	(6)	0	(5)

				$(6)	$0	$(15)

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2025 (Unaudited)

SHORT FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Ultra Treasury 10-Year Note March Futures				03/2026	2		$(230)	$1		$0	$0

Total Futures Contracts								$(5)		$0	$(15)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.EM-41 5-Year Index	1.000%	Quarterly		06/20/2029		$900	$(27)	$30	$3	$0	$0
CDX.EM-42 5-Year Index	1.000	Quarterly		12/20/2029		200	(6)	6	0	0	0
CDX.EM-44 5-Year Index	1.000	Quarterly		12/20/2030		200	(3)	1	(2)	0	0
CDX.HY-45 5-Year Index	5.000	Quarterly		12/20/2030		250	19	1	20	0	0
CDX.IG-45 5-Year Index	1.000	Quarterly		12/20/2030		2,500	56	1	57	0	0
iTraxx Crossover 44 5-Year Index	5.000	Quarterly		12/20/2030	EUR	170	21	2	23	0	0
iTraxx Main 44 5-Year Index	1.000	Quarterly		12/20/2030		1,100	28	2	30	1	0

							$88	$43	$131	$1	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.250%	Annual	06/18/2029		$1,800	$34	$(17)	$17	$2	$0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		1,400	(14)	28	14	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		1,700	44	(22)	22	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		400	10	(5)	5	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		200	(4)	2	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2034		400	13	2	15	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		500	13	(12)	1	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		1,100	45	7	52	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		300	(2)	3	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		300	19	16	35	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		200	(11)	34	23	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		300	34	15	49	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		500	47	11	58	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		800	(33)	(25)	(58)	0	(3)
Pay	1-Year BRL-CDI	12.131	Maturity	01/04/2027	BRL	3,500	27	(43)	(16)	0	0
Pay	1-Year BRL-CDI	12.905	Maturity	01/02/2029		400	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	12.867	Maturity	01/02/2031		3,300	0	(13)	(13)	0	(6)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2030	AUD	1,100	16	(20)	(4)	0	(1)
Pay	6-Month CZK-PRIBOR	4.611	Annual	06/06/2028	CZK	6,800	3	13	16	0	0
Receive(4)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031	EUR	100	0	1	1	0	0
Pay(4)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		400	(4)	(4)	(8)	0	(1)
Receive(4)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		270	10	6	16	1	0
Pay	6-Month HUF-BBR	5.890	Annual	05/09/2030	HUF	184,600	(6)	19	13	1	0
Receive	6-Month HUF-BBR	6.190	Annual	11/18/2030		165,000	4	(6)	(2)	0	(1)
Pay(4)	6-Month THB-THBFIX	1.000	Quarterly	03/18/2028	THB	6,150	0	0	0	0	0

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Receive(4)	6-Month THB-THBFIX	1.000	Quarterly	03/18/2031	3,680	1	0	1	0	0
Pay	28-Day MXN-TIIE	8.207	Lunar	06/19/2028	MXN	3,700	0	3	3	0	0

$246	$(8)	$238	$14	$(16)

Total Swap Agreements	$334	$35	$369	$15	$(16)

Cash of $745 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2026	PLN	116	$32	$0	$(1)
02/2026	DOP	6,673	105	0	0
02/2026	$5	NGN	7,607	0	0
03/2026	PEN	161	$48	0	0
BPS	01/2026	CNH	10	1	0	0
01/2026	PHP	447	8	0	0
01/2026	PLN	73	20	0	(1)
01/2026	$527	COP	2,000,658	0	(3)
03/2026	CZK	181	$9	0	0
BRC	01/2026	$7	PLN	24	0	0
01/2026	492	TRY	22,179	18	0
01/2026	ZAR	1,762	$102	0	(4)
02/2026	$87	TRY	3,964	2	0
03/2026	48	2,181	1	0
BSH	02/2026	PEN	1,518	$434	0	(17)
CBK	01/2026	AUD	34	22	0	0
01/2026	COP	1,962,552	502	0	(11)
01/2026	DOP	779	12	0	0
01/2026	INR	4,352	49	1	0
01/2026	SEK	280	30	0	(1)
01/2026	$349	EUR	299	2	0
01/2026	4	THB	137	0	0
02/2026	NGN	153,400	$104	0	(2)
03/2026	$30	CLP	28,779	2	0
05/2026	4	NGN	5,835	0	0
10/2026	UZS	144,100	$11	0	0
11/2026	NGN	6,128	4	0	0
DUB	01/2026	INR	1,639	18	0	0
01/2026	KRW	51,322	35	0	(1)
01/2026	$13	EGP	636	0	0
01/2026	UZS	2,500,155	$203	0	(5)
01/2026	ZAR	3,140	180	0	(9)
02/2026	HUF	6,949	21	0	0
02/2026	$42	NGN	63,951	2	0
03/2026	197	KZT	112,796	20	0
04/2026	UZS	1,058,172	$85	0	(2)
06/2026	KZT	35,931	67	0	(1)
10/2026	UZS	403,000	31	0	(1)
11/2026	1,580,558	121	0	(2)
12/2026	278,261	21	0	0
FAR	01/2026	GBP	75	98	0	(3)
01/2026	MXN	7,710	416	0	(11)
01/2026	PLN	125	34	0	(1)
01/2026	SGD	35	27	0	0
01/2026	$36	PLN	130	1	0
01/2026	ZAR	4,457	$259	0	(10)
GLM	01/2026	DOP	3,835	61	1	0
01/2026	NGN	27,873	19	0	0
01/2026	$39	NGN	55,746	0	0
01/2026	32	PLN	117	1	0
01/2026	ZAR	1,619	$94	0	(4)
02/2026	DOP	636	10	0	0
03/2026	4,510	71	1	0
03/2026	EGP	1,103	21	0	(1)
03/2026	$68	DOP	4,424	1	0
05/2026	DOP	7,197	$110	0	(1)
06/2026	EGP	3,126	61	0	(1)

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2025 (Unaudited)

IND	01/2026	$104	EGP	5,147	3	0
JPM	01/2026	CNH	37	$5	0	0
01/2026	INR	693	8	0	0
01/2026	PLN	119	32	0	(1)
01/2026	$3	EGP	131	0	0
01/2026	94	KRW	135,531	0	0
01/2026	23	PLN	85	1	0
01/2026	313	ZAR	5,379	11	0
02/2026	KRW	135,353	$94	1	0
02/2026	$6	NGN	9,290	0	0
06/2026	EGP	3,887	$72	0	(5)
MBC	01/2026	$14	EGP	704	0	0
01/2026	10	THB	309	0	0
07/2026	EGP	1,520	$27	0	(3)
09/2026	1,818	33	0	(2)
MYI	01/2026	$0	EGP	10	0	0
03/2026	EGP	2,837	$55	0	(3)
04/2026	936	17	0	(2)
10/2026	$96	AZN	171	2	0
10/2027	191	352	0	(6)
NGF	01/2026	KRW	84,133	$58	0	(1)
01/2026	$23	TRY	1,018	1	0
02/2026	27	1,207	1	0
SCX	01/2026	22	EGP	1,096	1	0
02/2026	11	NGN	16,896	1	0
05/2026	NGN	252,945	$165	0	(3)
SOG	01/2026	EUR	1,366	1,582	0	(24)
02/2026	$3	EGP	162	0	0
03/2026	$1	MXN	27	0	0
04/2026	EGP	734	$13	0	(2)
09/2026	9,323	167	0	(12)
UAG	01/2026	$22	PLN	80	0	0
01/2026	ZAR	3,076	$177	0	(9)

Total Forward Foreign Currency Contracts	$75	$(166)

PURCHASED OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GST	Put - OTC CDX.IG-45 5-Year Index	Buy	0.575%	03/18/2026	7,500	$10	$8
Put - OTC CDX.IG-45 5-Year Index	Buy	0.575	04/15/2026	5,900	10	9

$20	$17

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC USD versus KRW	KRW	1,419.000	02/12/2026	898	$5	$6
BRC	Put - OTC USD versus KRW	1,423.000	02/12/2026	302	2	2

$7	$8

Total Purchased Options	$27	$25

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC CDX.IG-45 5-Year Index	Sell	0.775%	03/18/2026	7,500	$(4)	$(3)
Put - OTC CDX.IG-45 5-Year Index	Sell	0.775	04/15/2026	5,900	(4)	(4)

$(8)	$(7)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC USD versus KRW	KRW	1,383.000	02/12/2026	898	$(1)	$(1)
BRC	Put - OTC USD versus KRW	1,385.000	02/12/2026	302	(1)	(1)

$(2)	$(2)

Total Written Options	$(10)	$(9)

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2025 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BSS	Brazil Government International Bonds	(1.000)%	Quarterly	12/20/2030	1.379%	$450	$10	$(3)	$7	$0
MYC	South Korea Government International Bonds	(1.000)	Quarterly	12/20/2034	0.317	350	(17)	(1)	0	(18)

							$(7)	$(4)	$7	$(18)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Mexico Government International Bonds	1.000%	Quarterly	12/20/2027	0.398%	$100	$0	$1	$1	$0
DBL	Ping An Insurance (Group)	1.000	Quarterly	06/20/2028	1.018	300	(1)	1	0	0
DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—♦	124	0	1	1	0
GST	Indonesia Government International Bonds	1.000	Quarterly	12/20/2030	0.689	300	3	1	4	0
	Israel Government International Bonds	1.000	Quarterly	06/20/2026	0.204	100	0	1	1	0
JPM	Alibaba Group Holding Ltd.	1.000	Quarterly	06/20/2029	0.663	600	3	4	7	0

							$5	$9	$14	$0

Total Swap Agreements							$(2)	$5	$21	$(18)

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 12/31/2025

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$0	$1,127	$0	$1,127
Sovereign Issues	0	3	0	3
Australia
Corporate Bonds & Notes	0	298	0	298
Austria
Corporate Bonds & Notes	0	209	0	209
Azerbaijan
Corporate Bonds & Notes	0	200	0	200
Bermuda
Corporate Bonds & Notes	0	1,023	0	1,023
Brazil
Corporate Bonds & Notes	0	2,878	0	2,878
Canada
Corporate Bonds & Notes	0	1,682	0	1,682
Cayman Islands
Convertible Bonds & Notes	0	312	0	312
Corporate Bonds & Notes	0	6,511	300	6,811
Chile
Corporate Bonds & Notes	0	2,384	0	2,384
China
Common Stocks	0	9	0	9
Colombia
Corporate Bonds & Notes	0	1,759	0	1,759
Czech Republic
Corporate Bonds & Notes	0	460	0	460
Dominican Republic
Sovereign Issues	0	423	0	423
Ecuador
Corporate Bonds & Notes	0	322	0	322
Egypt
Sovereign Issues	0	634	0	634
Germany
Loan Participations and Assignments	0	280	0	280
Hong Kong
Corporate Bonds & Notes	0	880	0	880
Hungary
Corporate Bonds & Notes	0	214	0	214
India
Corporate Bonds & Notes	0	2,504	0	2,504
Indonesia
Corporate Bonds & Notes	0	204	0	204
Ireland
Corporate Bonds & Notes	0	120	54	174
Loan Participations and Assignments	0	0	236	236
Isle of Man
Corporate Bonds & Notes	0	384	0	384
Israel
Corporate Bonds & Notes	0	1,304	0	1,304
Ivory Coast
Loan Participations and Assignments	0	0	587	587
Jersey, Channel Islands
Convertible Bonds & Notes	0	142	0	142
Kazakhstan
Corporate Bonds & Notes	0	587	0	587
Luxembourg
Corporate Bonds & Notes	0	1,016	0	1,016
Sovereign Issues	0	255	0	255
Mexico
Corporate Bonds & Notes	0	2,022	0	2,022
Morocco
Corporate Bonds & Notes	0	523	0	523
Netherlands
Corporate Bonds & Notes	0	669	0	669
Loan Participations and Assignments	0	0	200	200
Oman
Corporate Bonds & Notes	0	301	0	301
Panama
Corporate Bonds & Notes	0	381	0	381
Peru
Corporate Bonds & Notes	0	1,934	0	1,934
Sovereign Issues	0	136	0	136
Philippines
Corporate Bonds & Notes	0	602	0	602
Poland
Corporate Bonds & Notes	0	211	0	211
Qatar
Corporate Bonds & Notes	0	398	0	398
Republic of Korea
Corporate Bonds & Notes	0	205	0	205
Romania
Sovereign Issues	0	119	0	119
Russia
Corporate Bonds & Notes	0	0	48	48
Saudi Arabia

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Corporate Bonds & Notes	0	710	0	710
Singapore
Corporate Bonds & Notes	0	1,090	0	1,090
South Africa
Corporate Bonds & Notes	0	598	0	598
Sovereign Issues	0	523	0	523
South Korea
Convertible Bonds & Notes	0	194	0	194
Corporate Bonds & Notes	0	1,184	0	1,184
Spain
Corporate Bonds & Notes	0	372	0	372
Supranational
Corporate Bonds & Notes	0	200	0	200
Thailand
Corporate Bonds & Notes	0	807	0	807
Sovereign Issues	0	3	0	3
Trinidad and Tobago
Corporate Bonds & Notes	0	207	0	207
Turkey
Corporate Bonds & Notes	0	2,208	0	2,208
Ukraine
Sovereign Issues	0	137	0	137
United Arab Emirates
Corporate Bonds & Notes	0	2,216	0	2,216
United Kingdom
Corporate Bonds & Notes	0	2,211	243	2,454
Non-Agency Mortgage-Backed Securities	0	93	0	93
United States
Corporate Bonds & Notes	0	3,261	0	3,261
Sovereign Issues	0	576	0	576
U.S. Treasury Obligations	0	130	0	130
Uzbekistan
Corporate Bonds & Notes	0	625	0	625
Virgin Islands (British)
Corporate Bonds & Notes	0	193	3	196
Short-Term Instruments
Mutual Funds	0	269	0	269
Nigeria Treasury Bills	0	534	0	534

$0	$53,966	$1,671	$55,637
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,701	$0	$0	$4,701

Total Investments	$4,701	$53,966	$1,671	$60,338

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	15	0	15
Over the counter	0	120	1	121

$0	$135	$1	$136
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(31)	0	(31)
Over the counter	0	(193)	0	(193)

$0	$(224)	$0	$(224)

Total Financial Derivative Instruments	$0	$(89)	$1	$(88)

Totals	$4,701	$53,877	$1,672	$60,250

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2025:
Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2025 (2)

Investments in Securities, at Value
Cayman Islands
Corporate Bonds & Notes	$0	$300	$0	$0	$0	$0	$0	$0	$300	$0
Ireland
Corporate Bonds & Notes	54	0	0	0	0	0	0	0	54	0
Loan Participations and Assignments	216	0	0	0	0	20	0	0	236	20
Ivory Coast

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Loan Participations and Assignments	537	0	0	1	0	49	0	0	587	49
Netherlands
Common Stocks	2	1	(1)	0	0	(2)	0	0	0	0
Loan Participations and Assignments	197	0	0	1	0	2	0	0	200	2
Russia
Corporate Bonds & Notes	48	0	0	(2)	0	2	0	0	48	2
United Kingdom
Corporate Bonds & Notes	0	232	0	0	0	11	0	0	243	11
Virgin Islands (British)
Corporate Bonds & Notes	3	0	0	1	0	(1)	0	0	3	(1)

	$1,057	$533	$(1)	$1	$0	$81	$0	$0	$1,671	$83
Financial Derivative Instruments - Assets
Over the counter	$2	$0	$0	$0	$0	$(1)	$0	$0	$1	$0

Totals	$1,059	$533	$(1)	$1	$0	$80	$0	$0	$1,672	$83

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 12/31/2025	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Cayman Islands
Corporate Bonds & Notes		$300	Proxy Pricing			Base Price			100.000	—
Ireland
Corporate Bonds & Notes		54	Third Party Vendor			Expected Recovery			6.000	—
Loan Participations and Assignments		236	Discounted Cash Flow			Discount Rate			3.939	—
Ivory Coast
Loan Participations and Assignments		587	Discounted Cash Flow			Discount Rate			6.177	—
Netherlands
Loan Participations and Assignments		200	Discounted Cash Flow			Discount Rate			7.436	—
Russia
Corporate Bonds & Notes		48	Third Party Vendor			Expected Recovery			6.000	—
United Kingdom
Corporate Bonds & Notes		243	Proxy Pricing			Base Price			100.000	—
Virgin Islands (British)
Corporate Bonds & Notes		3	Expected Recovery			Price		BR L	4.985	—
Financial Derivative Instruments - Assets
Over the counter		1	Indicative Market Quotation			Broker Quote			0.497	—

Total		$1,672

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 91.4% ¤
AZERBAIJAN 0.7%
CORPORATE BONDS & NOTES 0.7%
SOCAR Turkey Enerji AS via Steas Funding 1 DAC 7.230% due 03/17/2026		$700	$701
Southern Gas Corridor CJSC 6.875% due 03/24/2026		3,700	3,732

Total Azerbaijan (Cost $4,407)			4,433

BRAZIL 18.6%
CORPORATE BONDS & NOTES 0.7%
Banco do Brasil SA 8.500% due 07/29/2026	MXN	42,000	2,355
Vale SA 0.000% due 12/29/2049 ~(h)	BRL	27,540	2,061

			4,416

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Oi SA TBD% - 19.000% due 12/30/2050 «~		$2,583	26

SOVEREIGN ISSUES 17.9%
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2026 (e)	BRL	668,300	117,975
0.000% due 07/01/2028 (e)		3,000	403

			118,378

Total Brazil (Cost $125,974)			122,820

CAYMAN ISLANDS 0.6%
ASSET-BACKED SECURITIES 0.1%
IFC Emerging Markets Securitization Ltd. 5.454% due 12/31/2035 •		$400	400

CONVERTIBLE BONDS & NOTES 0.0%
Kaisa Group Holdings Ltd.
0.000% due 12/31/2026 (e)		139	2
0.000% due 12/31/2027 (e)		173	1
0.000% due 12/31/2028 (e)		277	2
0.000% due 12/31/2029 (e)		277	2
0.000% due 12/31/2030 (e)		346	1
0.000% due 12/31/2031 (e)		346	1
0.000% due 12/31/2032 (e)		654	7
Sunac China Holdings Ltd.
0.000% due 06/23/2026 «(e)		167	27
0.000% due 06/23/2028 «(e)		20	4

			47

CORPORATE BONDS & NOTES 0.3%
Fish Pond Re Ltd. 7.630% (BRMMUSDF + 4.020%) due 01/08/2027 ~		250	255
Kaisa Group Holdings Ltd. 5.000% due 11/30/2027		29	3
Kaisa Group Holdings Ltd. (5.250% Cash or 6.250% PIK) 5.250% due 12/28/2028 (a)		233	5
Kaisa Group Holdings Ltd. (5.500% Cash or 6.500% PIK) 5.500% due 12/28/2029 (a)		390	7
Kaisa Group Holdings Ltd. (5.750% Cash or 6.750% PIK) 5.750% due 12/28/2030 (a)		470	7
Kaisa Group Holdings Ltd. (6.000% Cash or 7.000% PIK) 6.000% due 12/28/2031 (a)		709	12
Kaisa Group Holdings Ltd. (6.250% Cash or 7.250% PIK) 6.250% due 12/28/2032 (a)		667	10

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2025 (Unaudited)

Kaisa Group Holdings Ltd. (6.721% Cash or 7.721% PIK) 6.721% due 12/28/2028 (a)		159	4
Kona Spc Ltd. 5.718% due 09/15/2026 «•	EUR	1,200	1,415
Red Dorsal Finance Ltd. 5.875% due 10/12/2031		$457	454

			2,172

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Ziraat 6.805% - 7.566% (TSFR3M + 3.100%) due 06/15/2034 «~		1,400	1,401

Total Cayman Islands (Cost $4,422)			4,020

CHILE 1.9%
SOVEREIGN ISSUES 1.9%
Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	1,915,000	2,090
5.000% due 10/01/2028		840,000	940
5.000% due 03/01/2035		730,000	791
5.800% due 10/01/2029		7,735,000	8,811
5.800% due 10/01/2034		25,000	29
6.000% due 04/01/2033		150,000	173

Total Chile (Cost $12,142)			12,834

CHINA 0.5%
		SHARES
COMMON STOCKS 0.0%
Kaisa Group Holdings Ltd. (c)		2,034,556	25

		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 0.5%
China Development Bank
2.630% due 01/08/2034	CNY	3,000	450
2.820% due 05/22/2033		2,000	303
China Government Bonds 2.150% due 08/25/2055		8,500	1,183
China Government International Bonds
3.625% due 11/13/2028		$1,400	1,412
3.750% due 11/13/2030		300	303

			3,651

Total China (Cost $3,624)			3,676

COLOMBIA 5.5%
SOVEREIGN ISSUES 5.5%
Bogota Distrito Capital 13.140% due 11/05/2035	COP	13,046,000	3,460
Colombia TES
2.250% due 04/18/2029 (g)		9,054,603	2,120
6.500% due 01/22/2031 (g)		5,099,171	1,345
7.000% due 06/30/2032		1,629,100	322
11.000% due 08/22/2029		42,360,900	10,602
11.500% due 07/25/2046		509,100	120
11.750% due 01/24/2035		60,235,100	14,852
12.750% due 11/28/2040		7,721,600	2,005
13.250% due 02/09/2033		6,684,100	1,793

Total Colombia (Cost $36,855)			36,619

COSTA RICA 0.3%
SOVEREIGN ISSUES 0.3%
Costa Rica Government International Bonds 5.500% due 11/21/2030	EUR	1,500	1,808

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2025 (Unaudited)

Total Costa Rica (Cost $1,746)			1,808

CZECH REPUBLIC 0.5%
SOVEREIGN ISSUES 0.5%
Czech Republic Government Bonds
2.000% due 10/13/2033	CZK	42,000	1,721
3.600% due 06/03/2036		1,900	85
5.000% due 09/30/2030		27,900	1,415

Total Czech Republic (Cost $3,036)			3,221

DENMARK 0.0%

Total Denmark (Cost $0)			0

DOMINICAN REPUBLIC 2.8%
SOVEREIGN ISSUES 2.8%
Dominican Republic Central Bank Notes 13.000% due 01/30/2026	DOP	7,080	112
Dominican Republic International Bonds
9.750% due 06/05/2026		34	1
10.500% due 03/15/2037		754,150	12,862
10.750% due 06/01/2036		269,000	4,645
11.250% due 09/15/2035		26,150	461
13.625% due 02/03/2033		15,250	293

Total Dominican Republic (Cost $17,523)			18,374

ECUADOR 0.3%
SOVEREIGN ISSUES 0.3%
Ecuador Government International Bonds
0.000% due 07/31/2030 (e)		$90	77
5.000% due 07/31/2040 þ		20	15
6.900% due 07/31/2030 þ		1,250	1,240
6.900% due 07/31/2035 þ		683	604

Total Ecuador (Cost $1,233)			1,936

EGYPT 1.9%
SOVEREIGN ISSUES 1.9%
Egypt Government Bonds 21.954% due 03/04/2028	EGP	564,900	11,860
Egypt Government International Bonds 4.750% due 04/16/2026	EUR	900	1,060

Total Egypt (Cost $11,798)			12,920

GERMANY 0.9%
CORPORATE BONDS & NOTES 0.6%
Deutsche Bank AG 8.010% due 07/18/2034 «	INR	325,000	3,696

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Stepstone Group MidCo 2 GmbH 6.599% - 7.723% (EUR006M + 4.500%) due 04/26/2032 ~	EUR	1,900	2,116

Total Germany (Cost $5,789)			5,812

GHANA 0.2%
SOVEREIGN ISSUES 0.2%
Republic of Ghana Government Bonds
8.650% due 02/13/2029	GHS	3,499	281
8.800% due 02/12/2030		6,520	502
8.950% due 02/11/2031		9,693	720

Total Ghana (Cost $1,067)			1,503

HUNGARY 0.3%
SOVEREIGN ISSUES 0.3%
Hungary Government Bonds
2.250% due 04/20/2033	HUF	118,100	272

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2025 (Unaudited)

4.500% due 05/27/2032		117,100	321
4.750% due 11/24/2032		127,400	351
7.000% due 10/24/2035		298,700	927

Total Hungary (Cost $1,747)			1,871

INDONESIA 0.0%
SOVEREIGN ISSUES 0.0%
Indonesia Treasury Bonds 6.750% due 07/15/2035	IDR	5,063,000	320

Total Indonesia (Cost $317)			320

IRELAND 0.6%
CORPORATE BONDS & NOTES 0.1%
CIMA Finance DAC 2.950% due 09/05/2029		$633	598

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Panama Government International Bonds 3.837% - 9.716% (EUR006M + 1.750%) due 03/05/2027 «~	EUR	2,600	3,062

Total Ireland (Cost $3,400)			3,660

IVORY COAST 0.6%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Republic of Cote d'Ivoire 5.153% - 9.488% (EUR006M + 3.050%) due 03/09/2026 «~	EUR	2,700	3,168

SOVEREIGN ISSUES 0.1%
Ivory Coast Government International Bonds
4.875% due 01/30/2032		497	567
5.250% due 03/22/2030		100	118

			685

Total Ivory Coast (Cost $3,446)			3,853

KAZAKHSTAN 0.6%
SOVEREIGN ISSUES 0.6%
Development Bank of Kazakhstan JSC
10.950% due 05/06/2026	KZT	244,000	472
13.489% due 05/23/2028		190,000	354
18.400% due 10/16/2028		1,700,500	3,484

Total Kazakhstan (Cost $4,019)			4,310

KUWAIT 1.0%
SOVEREIGN ISSUES 1.0%
Kuwait International Government Bonds 4.016% due 10/09/2028		$6,900	6,918

Total Kuwait (Cost $6,900)			6,918

MALAYSIA 10.8%
SOVEREIGN ISSUES 10.8%
Malaysia Government Investment Issue
3.422% due 09/30/2027	MYR	76,040	18,875
4.070% due 09/30/2026		212,580	52,847

Total Malaysia (Cost $69,214)			71,722

MEXICO 5.5%
SOVEREIGN ISSUES 5.5%
Mexico Bonos
7.500% due 05/26/2033	MXN	58,000	2,998
8.500% due 03/02/2028		293,300	16,483
8.500% due 03/01/2029		200,000	11,215
8.500% due 02/28/2030		98,000	5,461
Mexico Udibonos 3.000% due 12/03/2026 (g)		260	14

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2025 (Unaudited)

Total Mexico (Cost $32,954)			36,171

NETHERLANDS 0.2%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
VEON Amsterdam BV 8.206% (TSFR3M + 4.250%) due 03/25/2027 «~		$1,400	1,400

Total Netherlands (Cost $1,387)			1,400

PARAGUAY 0.6%
SOVEREIGN ISSUES 0.6%
Paraguay Government International Bonds
7.900% due 02/09/2031	PYG	12,048,000	1,748
8.500% due 03/04/2035		15,518,000	2,254

Total Paraguay (Cost $3,603)			4,002

PERU 3.8%
CORPORATE BONDS & NOTES 1.1%
Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	5,800	1,829
10.100% due 12/15/2043		17,500	5,662

			7,491

SOVEREIGN ISSUES 2.7%
Peru Government Bonds 7.300% due 08/12/2033		9,100	3,090
Peru Government International Bonds
6.150% due 08/12/2032		17,800	5,715
6.950% due 08/12/2031		28,180	9,321

			18,126

Total Peru (Cost $22,322)			25,617

PHILIPPINES 3.5%
SOVEREIGN ISSUES 3.5%
Philippines Government Bonds
6.250% due 02/28/2029	PHP	1,250,460	21,724
6.500% due 05/19/2029		54,490	954
Philippines Government International Bonds 6.250% due 01/14/2036		40,000	676

Total Philippines (Cost $23,370)			23,354

POLAND 3.8%
SOVEREIGN ISSUES 3.8%
Republic of Poland Government Bonds
2.750% due 10/25/2029	PLN	13,100	3,460
4.500% due 07/25/2030		20,400	5,706
4.750% due 07/25/2029		29,600	8,390
5.000% due 10/25/2034		6,950	1,932
5.000% due 10/25/2035		9,650	2,657
6.000% due 10/25/2033		10,800	3,217

Total Poland (Cost $23,451)			25,362

QATAR 1.1%
CORPORATE BONDS & NOTES 1.1%
QatarEnergy 1.375% due 09/12/2026		$7,600	7,458

Total Qatar (Cost $7,451)			7,458

ROMANIA 0.1%
SOVEREIGN ISSUES 0.1%
Romania Government Bonds
4.250% due 04/28/2036	RON	2,600	493
4.750% due 10/11/2034		200	40

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2025 (Unaudited)

Total Romania (Cost $449)			533

SERBIA 0.5%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Tesler 7.897% (EUR003M + 5.850%) due 05/21/2028 «~	EUR	1,000	1,162

SOVEREIGN ISSUES 0.3%
Serbia Treasury Bonds 5.250% due 07/27/2035	RSD	185,500	1,877

Total Serbia (Cost $2,816)			3,039

SOUTH AFRICA 6.9%
CORPORATE BONDS & NOTES 0.9%
Eskom Holdings 7.500% due 09/15/2033	ZAR	90,000	5,083
Transnet
10.000% due 03/30/2029		15,000	900
13.500% due 04/18/2028		400	26

			6,009

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Transnet SOC Ltd. 11.125% due 03/02/2028 «~		18,500	1,120

SOVEREIGN ISSUES 5.8%
Republic of South Africa Government Bonds
6.250% due 03/31/2036		55,400	2,860
7.000% due 02/28/2031		423,000	24,990
8.000% due 01/31/2030		61,900	3,823
8.250% due 03/31/2032		8,700	539
8.500% due 01/31/2037		20,500	1,231
8.875% due 02/28/2035		69,900	4,405
Republic of South Africa Government International Bonds 7.250% due 12/11/2055		$500	496

			38,344

Total South Africa (Cost $38,409)			45,473

SUPRANATIONAL 1.0%
CORPORATE BONDS & NOTES 1.0%
Banque Ouest Africaine de Developpement 6.250% due 10/14/2040	EUR	1,200	1,382
European Investment Bank 2.875% due 11/15/2029	PLN	18,800	4,988

Total Supranational (Cost $5,766)			6,370

THAILAND 0.3%
SOVEREIGN ISSUES 0.3%
Thailand Government Bonds 2.980% due 06/17/2045	THB	48,700	1,720

Total Thailand (Cost $1,652)			1,720

TURKEY 2.3%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
SOCAR Turkey Enerji AS 5.535% - 9.360% (EUR006M + 3.450%) due 08/11/2026 «~	EUR	2,500	2,946
Turkiye Vakiflar Bankasi TAO 5.100% - 9.488% (EUR003M + 3.000%) due 12/15/2028 «~		1,000	1,181

			4,127

SOVEREIGN ISSUES 1.7%
Turkiye Government Bonds
27.700% due 09/27/2034	TRY	21,500	509
34.100% due 07/10/2030		67,500	1,685
36.000% due 08/12/2026		184,400	4,321
39.431% (BISTREFI + 0.000%) due 05/20/2026 ~		5,900	138
39.431% (BISTREFI + 0.000%) due 08/19/2026 ~		5,300	125

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2025 (Unaudited)

39.431% (BISTREFI + 0.000%) due 05/17/2028 ~		190,000	4,423

			11,201

Total Turkey (Cost $16,878)			15,328

UGANDA 0.1%
SOVEREIGN ISSUES 0.1%
Republic of Uganda Government Bonds
15.000% due 06/18/2043	UGX	594,400	140
15.800% due 06/23/2039		847,900	214

Total Uganda (Cost $353)			354

UKRAINE 0.1%
SOVEREIGN ISSUES 0.1%
Ukraine Government International Bonds
0.000% due 02/01/2034 þ(f)		$365	174
0.000% due 02/01/2035 þ(f)		308	176
4.000% due 02/01/2032 þ		54	41
4.500% due 02/01/2029 þ		187	141
4.500% due 02/01/2036 þ		564	332

Total Ukraine (Cost $706)			864

UNITED KINGDOM 2.0%
CORPORATE BONDS & NOTES 1.6%
ICBC Standard Bank PLC
20.000% due 09/18/2029 «	UZS	48,493,000	4,081
20.000% due 12/13/2029 «		14,618,000	1,216
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (e)		$6,700	5,174

			10,471

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Canada Square Funding 6 PLC 4.785% due 01/17/2059 •	GBP	344	465
Rochester Financing No. 3 PLC 4.473% due 12/18/2044 •		268	361
Tower Bridge Funding PLC 4.482% due 12/20/2063 •		71	96
Warwick Finance Residential Mortgages Number Three PLC 0.000% due 12/21/2049		0	1,474

			2,396

Total United Kingdom (Cost $11,942)			12,867

UNITED STATES 4.8%
ASSET-BACKED SECURITIES 0.7%
Citigroup Mortgage Loan Trust, Inc. 3.906% due 07/25/2045 •		$63	45
Countrywide Asset-Backed Certificates Trust 4.036% due 11/25/2037 •		861	830
Credit-Based Asset Servicing & Securitization LLC 4.226% due 07/25/2037 •		20	13
Fremont Home Loan Trust 4.146% due 10/25/2036 •		2,711	1,087
GE-WMC Mortgage Securities Trust 3.926% due 08/25/2036 •		21	9
GSAMP Trust 3.916% due 12/25/2036 •		73	36
HSI Asset Loan Obligation Trust 3.966% due 12/25/2036 •		31	9
JP Morgan Mortgage Acquisition Corp. 4.356% due 02/25/2036 •		170	169
MASTR Asset-Backed Securities Trust 3.946% due 01/25/2037 •		162	46
Morgan Stanley ABS Capital I, Inc. Trust 4.611% due 01/25/2035 •		185	182
Morgan Stanley Mortgage Loan Trust 6.488% due 11/25/2036 þ		1,030	219
OneMain Financial Issuance Trust 4.130% due 05/14/2035		825	824
Residential Asset Securities Corporation Trust 4.806% due 08/25/2035 •		74	74
Securitized Asset-Backed Receivables LLC Trust 3.966% due 12/25/2036 •		232	49

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2025 (Unaudited)

WaMu Asset-Backed Certificates WaMu Trust 4.086% due 05/25/2037 •		1,215	1,098

			4,690

CORPORATE BONDS & NOTES 1.1%
Beignet Investor LLC 6.581% due 05/30/2049 (l)		7,170	7,582

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.5%
Ecopetrol SA TBD% due 04/12/2029 «µ		10,000	10,040

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.7%
Banc of America Mortgage Trust 5.822% due 07/25/2034 ~		20	20
CHL Mortgage Pass-Through Trust 4.386% due 04/25/2046 •		369	106
CitiMortgage Alternative Loan Trust 4.496% due 10/25/2036 •		599	474
Countrywide Alternative Loan Trust
4.126% due 04/25/2047 •		795	728
4.196% due 05/25/2036 •		1,165	430
4.406% due 12/25/2035 •		29	27
4.620% due 10/25/2035 ~		6	5
GSMPS Mortgage Loan Trust 4.196% due 01/25/2036 •		123	100
HarborView Mortgage Loan Trust 6.029% due 10/19/2035 •		224	105
IndyMac INDX Mortgage Loan Trust 4.486% due 07/25/2045 •		132	101
Mill City Mortgage Loan Trust 2.750% due 07/25/2059 ~		91	89
Mortgage Equity Conversion Asset Trust 4.020% due 05/25/2042 •		233	217
New York Mortgage Trust 4.386% due 04/25/2035 •		931	913
Structured Asset Mortgage Investments II Trust 4.246% due 04/19/2035 •		285	278
Structured Asset Securities Corp. Mortgage Loan Trust 6.000% due 10/25/2036		4	4
Tib Finance PLC 7.111% due 11/15/2034 «(j)		800	804
WaMu Mortgage Pass-Through Certificates Trust
4.216% due 05/25/2034 •		122	114
4.953% due 03/25/2037 ~		41	37

			4,552

SOVEREIGN ISSUES 0.4%
Colombia TES 1.000% due 01/24/2035	COP	11,370,900	2,800

U.S. GOVERNMENT AGENCIES 0.3%
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates 4.269% due 09/25/2031 •		$16	16
Federal National Mortgage Association REMICS 4.924% due 01/25/2055 •		2,126	2,132

			2,148

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bonds
4.875% due 08/15/2045 (o)		232	234
U.S. Treasury Notes
4.250% due 08/15/2035 (o)		360	363

			597

		SHARES
WARRANTS 0.0%
Constellation Oil Services Holding SA - Exp. 06/10/2071 (j)		1	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2025 (Unaudited)

Total United States (Cost $34,087)			32,409

		PRINCIPAL AMOUNT (000s)
UZBEKISTAN 0.4%
CORPORATE BONDS & NOTES 0.3%
Uzbek Industrial & Construction Bank ATB
8.950% due 07/24/2029		500	538
21.000% due 07/24/2027	UZS	15,540,000	1,384

			1,922

SOVEREIGN ISSUES 0.1%
Republic of Uzbekistan International Bonds 16.625% due 05/29/2027		4,110,000	360

Total Uzbekistan (Cost $2,056)			2,282

VENEZUELA 0.1%
SOVEREIGN ISSUES 0.1%
Venezuela Government International Bonds 9.250% due 09/15/2027 ^(b)		$1,700	567

Total Venezuela (Cost $254)			567

ZAMBIA 0.1%
SOVEREIGN ISSUES 0.1%
Zambia Government Bonds
12.000% due 05/03/2028	ZMW	850	36
22.000% due 01/22/2029		900	47
23.000% due 01/22/2031		9,300	518

Total Zambia (Cost $422)			601

		SHARES
SHORT-TERM INSTRUMENTS 5.6%
MUTUAL FUNDS 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.850% (i)		1,811,392	1,811

		PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (k) 0.6%			3,900

NIGERIA TREASURY BILLS 2.4%
29.849% due 02/17/2026 - 06/29/2026 (d)(e)	NGN	25,351,901	16,169

SOUTH AFRICA TREASURY BILLS 1.5%
7.492% due 06/17/2026 - 10/07/2026 (d)(e)	ZAR	172,800	10,130

U.S. TREASURY BILLS 0.8%
3.803% due 01/08/2026 - 04/28/2026 (d)(e)(o)		$5,119	5,091

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2025 (Unaudited)

Total Short-Term Instruments (Cost $35,521)		37,101

Total Investments in Securities (Cost $584,508)		605,502

	SHARES
INVESTMENTS IN AFFILIATES 8.8%
SHORT-TERM INSTRUMENTS 8.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.8%
PIMCO Short Asset Portfolio	5,806,157	56,999
PIMCO Short-Term Floating NAV Portfolio III	164,247	1,600

Total Short-Term Instruments (Cost $58,848)		58,599

Total Investments in Affiliates (Cost $58,848)		58,599

Total Investments 100.2% (Cost $643,356)		$664,101
Financial Derivative Instruments (m)(n) (0.3)%(Cost or Premiums, net $(206))		(2,010)
Other Assets and Liabilities, net (0.1)%		972

Net Assets 100.0%		$663,063

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Security becomes interest bearing at a future date.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Coupon represents a 7-Day Yield.
(j)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Constellation Oil Services Holding SA - Exp. 06/10/2071	06/10/2022	$0	$0	0.00%
Tib Finance PLC7.111% due 11/15/2034	09/18/2024	800	804	0.12

$800	$804	0.12%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	3.870%	12/31/2025	01/02/2026	$3,900	U.S. Treasury Notes 4.000% due 01/31/2031	$(3,971)	$3,900	$3,901

Total Repurchase Agreements	$(3,971)	$3,900	$3,901

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

RDR	4.000%	12/23/2025	TBD(3)	$(3,496)	$(3,500)

Total Reverse Repurchase Agreements	$(3,500)

(l)	Securities with an aggregate market value of $3,648 have been pledged as collateral under the terms of master agreements as of December 31, 2025.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(399) at a weighted average interest rate of 4.600%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2025 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund March Futures	03/2026	4	$600	$(9)	$0	$(1)
U.S. Treasury 10-Year Note March Futures	03/2026	7	787	1	0	(2)

$(8)	$0	$(3)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury Long-Term Bond March Futures	03/2026	12	$(1,387)	$7	$3	$0
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	12	(1,380)	3	2	0

$10	$5	$0

Total Futures Contracts	$2	$5	$(3)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Boeing Co.	1.000%	Quarterly	06/20/2026	0.217%	$100	$1	$(1)	$0	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-44 5-Year Index	(1.000)%	Quarterly	06/20/2030	$25,300	$(537)	$(38)	$(575)	$0	$0
CDX.IG-45 5-Year Index	(1.000)	Quarterly	12/20/2030	39,300	(867)	(35)	(902)	0	0

$(1,404)	$(73)	$(1,477)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-44 5-Year Index	1.000%	Quarterly	12/20/2030	$900	$(15)	$6	$(9)	$0	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	09/17/2027	GBP	29,000	$(10)	$(42)	$(52)	$3	$0
Receive	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035	6,000	(1)	(14)	(15)	0	(8)
Pay(6)	1-Day INR-MIBOR Compounded-OIS	5.500	Semi-Annual	03/18/2028	INR	1,517,548	(36)	3	(33)	1	0
Receive(6)	1-Day INR-MIBOR Compounded-OIS	5.750	Semi-Annual	03/18/2031	835,640	14	59	73	0	(4)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	12/17/2027	JPY	5,330,000	2	84	86	17	0
Receive(6)	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/18/2028	3,870,000	110	8	118	16	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2025 (Unaudited)

Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.227	Semi-Annual	11/26/2026	SGD	6,140	0	3	3	0	(2)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.228	Semi-Annual	11/26/2026		4,750	0	3	3	0	(1)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.230	Semi-Annual	11/26/2026		4,110	0	2	2	0	(1)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.234	Semi-Annual	11/26/2026		4,130	0	2	2	0	(1)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.403	Semi-Annual	12/30/2026		51,330	(2)	(28)	(30)	0	(16)
Pay(6)	1-Day SGD-SIBCSORA Compounded-OIS	2.000	Semi-Annual	03/18/2031		14,300	(21)	43	22	32	0
Receive(6)	1-Day THB-THOR Compounded-OIS	1.500	Quarterly	03/18/2031	THB	376,930	(87)	(64)	(151)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2027		$24,100	232	(87)	145	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		11,800	(29)	111	82	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/17/2028		7,100	(43)	12	(31)	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		12,700	(5)	(158)	(163)	0	(19)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		18,300	170	58	228	0	(29)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		34,700	(828)	402	(426)	54	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		29,500	557	(170)	387	0	(48)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		4,200	90	(133)	(43)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		3,420	220	(179)	41	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		400	(2)	2	0	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		600	(3)	0	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		400	(2)	4	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034		300	(1)	3	2	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2034		4,800	(312)	125	(187)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		800	(3)	(19)	(22)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2034		1,900	76	(4)	72	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		8,200	312	(320)	(8)	18	0
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		700	(2)	(12)	(14)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		800	(3)	(17)	(20)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034		1,200	(4)	(10)	(14)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		6,100	(77)	67	(10)	14	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		12,700	237	(224)	13	0	(30)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		1,200	(79)	22	(57)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		3,000	218	(75)	143	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		6,800	(61)	39	(22)	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		1,300	(11)	16	5	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2036		800	14	(7)	7	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2045		1,700	52	46	98	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		200	(1)	(9)	(10)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		500	62	16	78	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.086	Annual	01/13/2055		1,600	2	24	26	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		8,100	272	313	585	26	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2025 (Unaudited)

Pay	1-Year BRL-CDI	9.808	Maturity	01/02/2026	BRL	51,600	0	(486)	(486)	0	0
Receive	1-Year BRL-CDI	10.164	Maturity	01/02/2026		3,390	0	34	34	0	0
Receive	1-Year BRL-CDI	10.529	Maturity	01/02/2026		37,800	0	285	285	0	0
Pay	1-Year BRL-CDI	6.151	Maturity	01/04/2027		2,720	(28)	(104)	(132)	0	0
Receive	1-Year BRL-CDI	9.783	Maturity	01/04/2027		49,800	0	719	719	0	0
Pay	1-Year BRL-CDI	9.795	Maturity	01/04/2027		21,200	0	(302)	(302)	0	0
Pay	1-Year BRL-CDI	9.815	Maturity	01/04/2027		13,500	0	(187)	(187)	0	0
Pay	1-Year BRL-CDI	9.832	Maturity	01/04/2027		12,300	0	(169)	(169)	0	0
Receive	1-Year BRL-CDI	9.840	Maturity	01/04/2027		25,500	0	356	356	0	0
Pay	1-Year BRL-CDI	9.840	Maturity	01/04/2027		16,600	0	(233)	(233)	0	0
Pay	1-Year BRL-CDI	10.225	Maturity	01/04/2027		8,700	0	(104)	(104)	0	0
Pay	1-Year BRL-CDI	10.235	Maturity	01/04/2027		8,700	0	(104)	(104)	0	0
Pay	1-Year BRL-CDI	10.565	Maturity	01/04/2027		11,300	0	(118)	(118)	0	0
Pay	1-Year BRL-CDI	10.602	Maturity	01/04/2027		36,500	0	(461)	(461)	0	0
Receive	1-Year BRL-CDI	10.671	Maturity	01/04/2027		21,000	0	211	211	0	0
Receive	1-Year BRL-CDI	10.768	Maturity	01/04/2027		10,900	0	110	110	0	0
Receive	1-Year BRL-CDI	10.872	Maturity	01/04/2027		17,800	0	171	171	0	0
Receive	1-Year BRL-CDI	10.943	Maturity	01/04/2027		18,700	0	167	167	0	0
Pay	1-Year BRL-CDI	10.980	Maturity	01/04/2027		17,600	0	(154)	(154)	0	0
Pay	1-Year BRL-CDI	11.064	Maturity	01/04/2027		16,600	0	(145)	(145)	0	0
Receive	1-Year BRL-CDI	11.133	Maturity	01/04/2027		21,600	0	178	178	0	0
Receive	1-Year BRL-CDI	11.513	Maturity	01/04/2027		13,800	0	97	97	0	0
Receive	1-Year BRL-CDI	11.560	Maturity	01/04/2027		11,400	0	78	78	0	0
Receive	1-Year BRL-CDI	11.736	Maturity	01/04/2027		59,000	0	350	350	0	0
Pay	1-Year BRL-CDI	12.033	Maturity	01/04/2027		64,500	139	(457)	(318)	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		114,700	0	(96)	(96)	0	(18)
Receive	1-Year BRL-CDI	14.020	Maturity	01/04/2027		44,500	0	19	19	0	0
Receive	1-Year BRL-CDI	14.350	Maturity	01/04/2027		97,700	0	(34)	(34)	0	0
Receive	1-Year BRL-CDI	11.575	Maturity	01/03/2028		7,200	0	53	53	0	0
Receive	1-Year BRL-CDI	11.590	Maturity	01/03/2028		7,200	0	53	53	0	0
Pay	1-Year BRL-CDI	11.695	Maturity	01/03/2028		13,700	0	(93)	(93)	0	0
Pay	1-Year BRL-CDI	10.044	Maturity	01/02/2029		19,400	(41)	(302)	(343)	0	0
Pay	1-Year BRL-CDI	11.490	Maturity	01/02/2029		22,000	0	(197)	(197)	0	0
Pay	1-Year BRL-CDI	11.523	Maturity	01/02/2029		34,800	0	(300)	(300)	0	0
Receive	1-Year BRL-CDI	11.655	Maturity	01/02/2029		11,400	7	83	90	0	0
Receive	1-Year BRL-CDI	11.928	Maturity	01/02/2029		19,500	(10)	132	122	0	0
Receive	1-Year BRL-CDI	12.255	Maturity	01/02/2029		9,200	0	48	48	0	0
Receive	1-Year BRL-CDI	12.569	Maturity	01/02/2029		7,700	0	18	18	0	0
Pay	1-Year BRL-CDI	12.716	Maturity	01/02/2029		39,100	0	(67)	(67)	0	0
Pay	1-Year BRL-CDI	12.750	Maturity	01/02/2029		15,200	0	(24)	(24)	0	0
Receive	1-Year BRL-CDI	12.760	Maturity	01/02/2029		30,900	0	82	82	0	0
Receive	1-Year BRL-CDI	12.808	Maturity	01/02/2029		36,600	0	50	50	0	0
Pay	1-Year BRL-CDI	12.905	Maturity	01/02/2029		3,800	0	(5)	(5)	0	(2)
Pay	1-Year BRL-CDI	13.055	Maturity	01/02/2029		40,800	0	(43)	(43)	0	0
Pay	1-Year BRL-CDI	13.056	Maturity	01/02/2029		48,300	0	(44)	(44)	0	0
Receive	1-Year BRL-CDI	13.060	Maturity	01/02/2029		51,900	0	32	32	0	0
Receive	1-Year BRL-CDI	13.270	Maturity	01/02/2029		15,100	0	7	7	0	0
Receive	1-Year BRL-CDI	13.289	Maturity	01/02/2029		82,800	0	(44)	(44)	1	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		34,300	0	(32)	(32)	0	(12)
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		3,700	0	(3)	(3)	0	(1)
Receive	1-Year BRL-CDI	13.335	Maturity	01/02/2029		17,800	0	4	4	0	0
Receive	1-Year BRL-CDI	13.357	Maturity	01/02/2029		44,500	0	(17)	(17)	0	0
Pay	1-Year BRL-CDI	13.405	Maturity	01/02/2029		37,800	0	0	0	0	0
Pay	1-Year BRL-CDI	13.425	Maturity	01/02/2029		11,100	0	1	1	0	0
Pay	1-Year BRL-CDI	13.430	Maturity	01/02/2029		21,700	0	3	3	0	0
Receive	1-Year BRL-CDI	13.518	Maturity	01/02/2029		16,400	0	(6)	(6)	0	0
Receive	1-Year BRL-CDI	13.545	Maturity	01/02/2029		16,200	0	(8)	(8)	0	0
Receive	1-Year BRL-CDI	13.589	Maturity	01/02/2029		41,900	0	(30)	(30)	0	0
Pay	1-Year BRL-CDI	13.680	Maturity	01/02/2029		53,800	0	60	60	0	0
Receive	1-Year BRL-CDI	13.844	Maturity	01/02/2029		9,500	0	(16)	(16)	0	0
Receive	1-Year BRL-CDI	13.923	Maturity	01/02/2029		16,500	0	(33)	(33)	0	0
Pay	1-Year BRL-CDI	13.998	Maturity	01/02/2029		29,600	0	69	69	0	0
Receive	1-Year BRL-CDI	14.026	Maturity	01/02/2029		11,600	0	(28)	(28)	0	0
Receive	1-Year BRL-CDI	14.087	Maturity	01/02/2029		13,400	0	(43)	(43)	0	0
Pay	1-Year BRL-CDI	14.185	Maturity	01/02/2029		27,200	0	87	87	0	0
Pay	1-Year BRL-CDI	14.213	Maturity	01/02/2029		14,700	0	49	49	0	0
Receive	1-Year BRL-CDI	14.245	Maturity	01/02/2029		100	0	0	0	0	0
Pay	1-Year BRL-CDI	14.570	Maturity	01/02/2029		11,100	0	53	53	0	0
Pay	1-Year BRL-CDI	15.036	Maturity	01/02/2029		15,800	0	109	109	0	0
Pay	1-Year BRL-CDI	12.867	Maturity	01/02/2031		28,400	0	(109)	(109)	0	(50)
Pay	1-Year BRL-CDI	13.575	Maturity	01/02/2031		3,100	0	2	2	0	0
Pay	1-Year BRL-CDI	13.580	Maturity	01/02/2031		3,000	0	2	2	0	0
Receive(6)	3-Month CNY-CNREPOFIX	1.500	Quarterly	06/18/2030	CNY	51,360	23	(3)	20	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.500	Quarterly	04/09/2026	COP	1,568,000	0	1	1	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.515	Quarterly	04/09/2026		750,730	0	1	1	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.620	Quarterly	04/10/2026		2,714,600	0	2	2	0	0
Pay	3-Month COP-IBR Compounded-OIS	8.470	Quarterly	06/21/2026		6,139,610	0	(10)	(10)	0	0
Pay	3-Month COP-IBR Compounded-OIS	8.342	Quarterly	09/17/2027		13,980,000	0	(143)	(143)	0	(2)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2025 (Unaudited)

Receive	3-Month COP-IBR Compounded-OIS	8.565	Quarterly	12/30/2027	5,366,000	0	59	59	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.900	Quarterly	04/28/2028	1,954,400	0	32	32	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.970	Quarterly	04/28/2028	10,167,400	0	165	165	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.150	Quarterly	04/28/2028	12,425,000	0	188	188	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.820	Quarterly	06/05/2028	5,639,500	(42)	108	66	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.410	Quarterly	08/09/2028	8,215,400	0	174	174	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	7.960	Quarterly	09/01/2028	13,156,900	75	160	235	0	(2)
Pay	3-Month COP-IBR Compounded-OIS	8.215	Quarterly	11/14/2028	9,635,600	35	(202)	(167)	2	0
Pay	3-Month COP-IBR Compounded-OIS	7.530	Quarterly	01/02/2029	3,858,500	(15)	(74)	(89)	1	0
Pay	3-Month COP-IBR Compounded-OIS	8.190	Quarterly	06/13/2029	13,489,500	0	(268)	(268)	4	0
Pay	3-Month COP-IBR Compounded-OIS	7.770	Quarterly	07/18/2029	27,700,600	0	(663)	(663)	10	0
Receive	3-Month COP-IBR Compounded-OIS	8.933	Quarterly	08/22/2029	14,468,300	0	214	214	0	(4)
Pay	3-Month COP-IBR Compounded-OIS	7.400	Quarterly	09/09/2029	13,247,000	0	(362)	(362)	5	0
Pay	3-Month COP-IBR Compounded-OIS	7.805	Quarterly	10/22/2029	17,490,700	(77)	(359)	(436)	7	0
Pay	3-Month COP-IBR Compounded-OIS	8.400	Quarterly	03/19/2030	4,977,260	(1)	(104)	(105)	2	0
Receive	3-Month COP-IBR Compounded-OIS	8.430	Quarterly	05/15/2030	2,431,900	0	52	52	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	8.498	Quarterly	05/16/2030	14,012,000	0	293	293	0	(6)
Pay	3-Month COP-IBR Compounded-OIS	8.725	Quarterly	06/10/2030	1,311,000	0	(25)	(25)	1	0
Pay	3-Month COP-IBR Compounded-OIS	8.770	Quarterly	06/10/2030	3,936,000	0	(73)	(73)	2	0
Pay	3-Month COP-IBR Compounded-OIS	8.790	Quarterly	06/10/2030	2,624,000	0	(48)	(48)	1	0
Receive	3-Month COP-IBR Compounded-OIS	8.350	Quarterly	06/18/2030	7,843,600	6	171	177	0	(4)
Receive	3-Month COP-IBR Compounded-OIS	8.800	Quarterly	06/18/2030	9,290,000	1	169	170	0	(4)
Pay	3-Month COP-IBR Compounded-OIS	8.598	Quarterly	09/17/2030	1,720,000	0	(36)	(36)	1	0
Pay	3-Month COP-IBR Compounded-OIS	8.630	Quarterly	09/17/2030	3,765,300	0	(78)	(78)	2	0
Receive	3-Month COP-IBR Compounded-OIS	8.650	Quarterly	09/17/2030	3,133,000	0	64	64	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	8.710	Quarterly	09/17/2030	12,062,100	0	(240)	(240)	6	0
Pay	3-Month COP-IBR Compounded-OIS	8.755	Quarterly	09/17/2030	2,508,000	0	(49)	(49)	1	0
Receive	3-Month COP-IBR Compounded-OIS	7.715	Quarterly	09/18/2030	6,926,100	0	204	204	0	(4)
Receive	3-Month COP-IBR Compounded-OIS	8.020	Quarterly	12/04/2030	4,283,300	0	118	118	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	8.980	Quarterly	12/17/2030	22,575,700	0	405	405	0	(10)
Pay	3-Month COP-IBR Compounded-OIS	9.300	Quarterly	12/17/2030	4,033,000	0	(60)	(60)	2	0
Receive	3-Month COP-IBR Compounded-OIS	4.040	Quarterly	01/13/2031	1,806,700	0	127	127	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	7.705	Quarterly	03/26/2031	9,224,540	0	294	294	0	(4)
Receive	3-Month COP-IBR Compounded-OIS	9.410	Quarterly	03/26/2031	5,352,000	0	76	76	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	7.540	Quarterly	08/09/2031	8,000,000	0	287	287	0	(3)
Receive	3-Month COP-IBR Compounded-OIS	7.580	Quarterly	08/09/2031	8,020,000	0	285	285	0	(3)
Receive	3-Month COP-IBR Compounded-OIS	7.650	Quarterly	08/12/2031	1,950,700	0	68	68	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	7.520	Quarterly	08/13/2031	2,414,800	0	87	87	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	8.690	Quarterly	12/26/2031	4,861,000	0	(118)	(118)	0	0
Pay	3-Month COP-IBR Compounded-OIS	9.045	Quarterly	12/30/2031	1,787,200	0	(36)	(36)	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.800	Quarterly	06/30/2032	806,250	0	29	29	0	0
Receive	3-Month COP-IBR Compounded-OIS	9.407	Quarterly	03/21/2033	3,613,140	0	67	67	0	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2025 (Unaudited)

Receive	3-Month COP-IBR Compounded-OIS	7.990	Quarterly	11/25/2034		6,032,900	16	242	258	0	(3)
Pay	3-Month COP-IBR Compounded-OIS	9.655	Quarterly	01/24/2035		2,688,000	0	(49)	(49)	1	0
Pay	3-Month COP-IBR Compounded-OIS	9.820	Quarterly	01/24/2035		6,290,800	0	(99)	(99)	1	0
Receive	3-Month COP-IBR Compounded-OIS	9.525	Quarterly	06/18/2035		3,410,000	1	71	72	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	9.329	Quarterly	12/17/2035		30,024,400	0	745	745	0	(6)
Pay	3-Month ILS-TELBOR	3.950	Annual	10/13/2035	ILS	2,000	5	(2)	3	1	0
Receive	3-Month ILS-TELBOR	4.135	Annual	12/05/2035		2,100	(9)	(5)	(14)	0	(1)
Pay	3-Month KRW-KORIBOR	2.578	Quarterly	11/04/2026	KRW	14,188,020	0	(13)	(13)	0	0
Receive	3-Month KRW-KORIBOR	2.783	Quarterly	11/17/2026		14,077,800	0	(4)	(4)	0	0
Pay	3-Month PLN-WIBOR	4.680	Annual	04/25/2029	PLN	17,800	0	279	279	5	0
Receive	3-Month PLN-WIBOR	5.000	Annual	04/25/2029		1,800	0	(34)	(34)	0	(1)
Receive	3-Month PLN-WIBOR	4.820	Annual	07/25/2029		11,800	0	(127)	(127)	0	(3)
Receive	3-Month PLN-WIBOR	4.930	Annual	07/25/2029		3,800	0	(45)	(45)	0	(1)
Receive	3-Month PLN-WIBOR	5.010	Annual	07/25/2029		1,700	0	(22)	(22)	0	0
Receive	3-Month PLN-WIBOR	4.794	Annual	10/25/2029		11,800	0	(132)	(132)	0	(3)
Pay	3-Month PLN-WIBOR	4.855	Annual	02/10/2030		13,900	13	252	265	4	0
Receive	3-Month PLN-WIBOR	4.015	Annual	04/17/2030		4,000	0	(35)	(35)	0	(1)
Receive	3-Month PLN-WIBOR	4.019	Annual	04/18/2030		3,900	0	(34)	(34)	0	(1)
Receive	3-Month PLN-WIBOR	4.048	Annual	04/18/2030		2,000	0	(18)	(18)	0	(1)
Receive	3-Month PLN-WIBOR	4.049	Annual	04/18/2030		2,800	0	(26)	(26)	0	(1)
Receive	3-Month PLN-WIBOR	4.065	Annual	04/18/2030		1,900	0	(18)	(18)	0	(1)
Receive	3-Month PLN-WIBOR	3.962	Annual	05/06/2030		23,100	65	(253)	(188)	0	(7)
Receive	3-Month PLN-WIBOR	4.195	Annual	09/29/2030		2,200	0	(11)	(11)	0	(1)
Receive	3-Month PLN-WIBOR	4.065	Annual	11/24/2030		7,550	(18)	(11)	(29)	0	(3)
Receive	3-Month PLN-WIBOR	5.060	Annual	04/25/2032		13,870	(193)	(165)	(358)	0	(6)
Pay	3-Month PLN-WIBOR	5.055	Annual	10/25/2033		3,100	0	62	62	2	0
Receive	3-Month PLN-WIBOR	4.393	Annual	10/16/2035		7,830	1	(40)	(39)	0	(4)
Pay	3-Month PLN-WIBOR	4.356	Annual	10/17/2035		1,920	0	8	8	1	0
Pay	3-Month PLN-WIBOR	4.353	Annual	10/23/2035		1,000	0	4	4	0	0
Receive	3-Month PLN-WIBOR	4.434	Annual	11/03/2035		1,600	0	(9)	(9)	0	(1)
Pay	3-Month PLN-WIBOR	4.355	Annual	11/04/2035		1,600	0	7	7	1	0
Receive	3-Month PLN-WIBOR	4.430	Annual	11/10/2035		2,000	0	(12)	(12)	0	(1)
Pay	3-Month PLN-WIBOR	4.370	Annual	11/25/2035		400	0	2	2	0	0
Pay	3-Month PLN-WIBOR	4.303	Annual	11/26/2035		1,200	0	4	4	1	0
Receive	3-Month PLN-WIBOR	4.475	Annual	11/26/2035		4,200	(16)	(13)	(29)	0	(2)
Pay	3-Month PLN-WIBOR	4.235	Annual	11/27/2035		700	0	1	1	0	0
Receive(6)	3-Month PLN-WIBOR	4.723	Annual	12/01/2035		15,270	0	(5)	(5)	0	(1)
Receive(6)	3-Month PLN-WIBOR	4.685	Annual	12/02/2035		2,900	0	0	0	0	0
Receive	3-Month PLN-WIBOR	4.340	Annual	12/12/2035		3,500	0	(14)	(14)	0	(1)
Pay	3-Month PLN-WIBOR	4.285	Annual	12/19/2035		400	0	1	1	0	0
Receive	3-Month PLN-WIBOR	4.445	Annual	12/22/2035		850	(3)	(2)	(5)	0	0
Receive(6)	3-Month PLN-WIBOR	4.730	Annual	12/31/2035		3,400	0	(1)	(1)	0	0
Receive	3-Month SEK-STIBOR	2.021	Annual	10/07/2029	SEK	57,400	(2)	91	89	0	(7)
Pay	3-Month SEK-STIBOR	2.298	Annual	10/07/2029		57,100	0	(22)	(22)	7	0
Receive	3-Month ZAR-JIBAR	6.855	Quarterly	02/11/2026	ZAR	154,200	0	2	2	0	0
Receive	3-Month ZAR-JIBAR	7.565	Quarterly	03/22/2026		62,800	0	(8)	(8)	0	0
Receive	3-Month ZAR-JIBAR	8.100	Quarterly	06/05/2026		77,900	0	(33)	(33)	0	(1)
Receive	3-Month ZAR-JIBAR	6.067	Quarterly	12/21/2026		13,320	11	(7)	4	0	0
Pay	3-Month ZAR-JIBAR	8.195	Quarterly	12/21/2026		207,300	148	54	202	3	0
Receive	3-Month ZAR-JIBAR	8.210	Quarterly	12/21/2026		25,000	(18)	(7)	(25)	0	0
Receive	3-Month ZAR-JIBAR	7.205	Quarterly	04/22/2027		33,300	0	(20)	(20)	0	(1)
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	10/17/2027		73,400	18	155	173	2	0
Pay	3-Month ZAR-JIBAR	9.290	Quarterly	05/26/2028		20,900	38	47	85	1	0
Receive	3-Month ZAR-JIBAR	8.440	Quarterly	11/02/2028		40,300	(47)	(89)	(136)	0	(2)
Pay	3-Month ZAR-JIBAR	7.685	Quarterly	01/31/2030		65,700	0	174	174	3	0
Receive	3-Month ZAR-JIBAR	8.355	Quarterly	01/31/2030		53,200	(66)	(155)	(221)	0	(2)
Receive	3-Month ZAR-JIBAR	8.700	Quarterly	01/31/2030		28,200	0	(139)	(139)	0	(1)
Receive	3-Month ZAR-JIBAR	8.735	Quarterly	01/31/2030		9,900	0	(50)	(50)	0	0
Pay	3-Month ZAR-JIBAR	7.730	Quarterly	03/12/2030		82,400	(10)	236	226	3	0
Receive	3-Month ZAR-JIBAR	7.775	Quarterly	03/18/2030		65,000	0	(184)	(184)	0	(3)
Receive	3-Month ZAR-JIBAR	7.810	Quarterly	03/27/2030		26,400	(5)	(72)	(77)	0	(1)
Receive	3-Month ZAR-JIBAR	7.570	Quarterly	05/27/2030		226,900	(47)	(505)	(552)	0	(10)
Receive	3-Month ZAR-JIBAR	7.700	Quarterly	06/18/2030		143,960	(43)	(349)	(392)	0	(7)
Pay	3-Month ZAR-JIBAR	7.860	Quarterly	06/18/2030		65,000	0	201	201	3	0
Receive	3-Month ZAR-JIBAR	7.650	Quarterly	06/20/2030		36,274	(10)	(84)	(94)	0	(2)
Pay	3-Month ZAR-JIBAR	7.810	Quarterly	06/20/2030		27,616	0	82	82	1	0
Receive	3-Month ZAR-JIBAR	7.270	Quarterly	08/26/2030		80,000	(19)	(119)	(138)	0	(4)
Pay	3-Month ZAR-JIBAR	7.370	Quarterly	08/26/2030		36,000	0	71	71	2	0
Pay	3-Month ZAR-JIBAR	7.310	Quarterly	09/02/2030		28,400	30	22	52	1	0
Receive	3-Month ZAR-JIBAR	7.040	Quarterly	09/22/2030		79,574	0	(90)	(90)	0	(4)
Receive	3-Month ZAR-JIBAR	7.560	Quarterly	09/22/2030		15,620	(20)	(18)	(38)	0	(1)
Receive	3-Month ZAR-JIBAR	7.310	Quarterly	10/02/2030		7,400	(2)	(12)	(14)	0	0
Pay	3-Month ZAR-JIBAR	7.410	Quarterly	10/02/2030		5,170	0	11	11	0	0
Pay	3-Month ZAR-JIBAR	6.860	Quarterly	10/15/2030		9,500	0	6	6	1	0
Pay	3-Month ZAR-JIBAR	6.770	Quarterly	11/12/2030		4,300	0	2	2	0	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2025 (Unaudited)

Receive	3-Month ZAR-JIBAR	6.815	Quarterly	12/08/2030		9,500	0	(5)	(5)	0	(1)
Receive	3-Month ZAR-JIBAR	7.035	Quarterly	12/10/2030		92,200	(37)	(63)	(100)	0	(5)
Receive	3-Month ZAR-JIBAR	7.080	Quarterly	12/31/2030		6,950	(3)	(5)	(8)	0	(8)
Receive	3-Month ZAR-JIBAR	7.710	Quarterly	08/13/2033		70,300	0	(167)	(167)	0	(8)
Receive	3-Month ZAR-JIBAR	9.330	Quarterly	02/09/2034		51,400	(152)	(280)	(432)	0	(7)
Pay	3-Month ZAR-JIBAR	8.872	Quarterly	07/24/2034		28,300	22	167	189	4	0
Receive	6-Month CLP-CHILIBOR	4.800	Semi-Annual	02/13/2026	CLP	1,530,400	0	(2)	(2)	0	(1)
Receive	6-Month CLP-CHILIBOR	4.775	Semi-Annual	02/23/2026		8,263,200	43	(48)	(5)	0	(4)
Receive	6-Month CLP-CHILIBOR	3.000	Semi-Annual	06/14/2026		7,364,000	0	59	59	0	(3)
Pay	6-Month CLP-CHILIBOR	5.360	Semi-Annual	06/28/2026		8,260,000	0	43	43	4	0
Pay	6-Month CLP-CHILIBOR	5.400	Semi-Annual	03/20/2028		3,048,850	0	79	79	4	0
Receive	6-Month CLP-CHILIBOR	4.335	Semi-Annual	10/01/2028		870,100	0	6	6	0	(1)
Pay	6-Month CLP-CHILIBOR	4.540	Semi-Annual	10/01/2028		708,500	0	0	0	0	0
Pay	6-Month CLP-CHILIBOR	4.940	Semi-Annual	10/01/2028		165,000	0	2	2	0	0
Pay	6-Month CLP-CHILIBOR	5.290	Semi-Annual	10/01/2028		659,600	0	16	16	0	0
Receive	6-Month CLP-CHILIBOR	5.920	Semi-Annual	10/02/2028		784,000	0	(34)	(34)	0	(1)
Receive	6-Month CLP-CHILIBOR	6.000	Semi-Annual	10/02/2028		1,542,000	(1)	(71)	(72)	0	(1)
Receive	6-Month CLP-CHILIBOR	5.780	Semi-Annual	10/03/2028		469,000	0	(18)	(18)	0	0
Pay	6-Month CLP-CHILIBOR	5.500	Semi-Annual	11/13/2028		2,040,800	49	13	62	1	0
Receive	6-Month CLP-CHILIBOR	5.260	Semi-Annual	11/17/2028		391,900	0	(9)	(9)	0	0
Receive	6-Month CLP-CHILIBOR	4.695	Semi-Annual	02/14/2029		1,113,400	0	(5)	(5)	0	(1)
Pay	6-Month CLP-CHILIBOR	6.370	Semi-Annual	06/29/2029		323,000	0	21	21	0	0
Pay	6-Month CLP-CHILIBOR	5.000	Semi-Annual	07/19/2029		5,091,600	0	79	79	3	0
Pay	6-Month CLP-CHILIBOR	5.050	Semi-Annual	07/19/2029		1,338,400	1	23	24	1	0
Receive	6-Month CLP-CHILIBOR	4.390	Semi-Annual	10/01/2029		451,200	0	5	5	0	0
Receive	6-Month CLP-CHILIBOR	4.555	Semi-Annual	10/08/2029		630,000	0	3	3	0	0
Receive	6-Month CLP-CHILIBOR	4.730	Semi-Annual	10/16/2029		1,380,800	0	(4)	(4)	0	(1)
Receive	6-Month CLP-CHILIBOR	5.280	Semi-Annual	02/28/2030		3,912,400	(19)	(90)	(109)	0	(2)
Receive	6-Month CLP-CHILIBOR	4.750	Semi-Annual	04/10/2030		2,650,200	0	(6)	(6)	0	(1)
Pay	6-Month CLP-CHILIBOR	4.690	Semi-Annual	06/18/2030		879,600	0	(1)	(1)	0	0
Receive	6-Month CLP-CHILIBOR	4.715	Semi-Annual	06/18/2030		1,070,200	0	0	0	0	(1)
Receive	6-Month CLP-CHILIBOR	5.350	Semi-Annual	09/01/2030		801,600	0	(25)	(25)	0	0
Receive	6-Month CLP-CHILIBOR	5.690	Semi-Annual	09/01/2030		58,400	0	(3)	(3)	0	0
Pay	6-Month CLP-CHILIBOR	5.070	Semi-Annual	06/24/2031		3,104,700	0	42	42	1	0
Pay	6-Month CLP-CHILIBOR	4.970	Semi-Annual	06/18/2032		805,000	0	3	3	0	0
Receive	6-Month CLP-CHILIBOR	6.146	Semi-Annual	10/30/2032		3,056,500	0	(252)	(252)	0	(2)
Receive	6-Month CLP-CHILIBOR	5.030	Semi-Annual	03/20/2033		3,796,610	0	(21)	(21)	0	(2)
Receive	6-Month CLP-CHILIBOR	5.400	Semi-Annual	04/01/2033		601,500	0	(19)	(19)	0	0
Receive(6)	6-Month CLP-CHILIBOR	5.250	Annual	05/13/2033		627,300	0	2	2	0	0
Receive	6-Month CLP-CHILIBOR	5.855	Semi-Annual	10/05/2033		1,103,000	0	(71)	(71)	0	0
Receive	6-Month CLP-CHILIBOR	5.790	Semi-Annual	10/06/2033		447,000	0	(27)	(27)	0	0
Receive	6-Month CLP-CHILIBOR	5.870	Semi-Annual	10/11/2033		395,800	0	(26)	(26)	0	0
Receive	6-Month CLP-CHILIBOR	5.940	Semi-Annual	10/20/2033		189,900	0	(13)	(13)	0	0
Receive	6-Month CLP-CHILIBOR	5.990	Semi-Annual	10/20/2033		1,831,830	0	(136)	(136)	0	0
Receive	6-Month CLP-CHILIBOR	6.235	Semi-Annual	10/26/2033		878,100	0	(81)	(81)	0	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2025 (Unaudited)

Pay	6-Month CLP-CHILIBOR	5.400	Semi-Annual	11/16/2033		435,200	0	13	13	0	0
Pay	6-Month CLP-CHILIBOR	5.230	Semi-Annual	11/17/2033		221,600	0	4	4	0	0
Pay	6-Month CLP-CHILIBOR	4.920	Semi-Annual	02/13/2034		365,400	(1)	(2)	(3)	0	0
Pay	6-Month CLP-CHILIBOR	5.030	Semi-Annual	02/23/2034		1,946,800	(18)	19	1	0	0
Pay	6-Month CLP-CHILIBOR	5.313	Semi-Annual	04/25/2034		954,600	0	21	21	0	0
Pay	6-Month CLP-CHILIBOR	5.360	Semi-Annual	04/26/2034		493,900	0	13	13	0	0
Pay(6)	6-Month CLP-CHILIBOR	5.750	Annual	05/13/2034		642,200	0	0	0	0	0
Receive	6-Month CLP-CHILIBOR	5.450	Semi-Annual	06/28/2034		2,020,000	0	(62)	(62)	0	0
Pay	6-Month CLP-CHILIBOR	5.400	Semi-Annual	07/03/2034		893,400	0	27	27	0	0
Pay	6-Month CLP-CHILIBOR	5.440	Semi-Annual	02/28/2035		1,786,000	0	56	56	1	0
Pay	6-Month CLP-CHILIBOR	5.120	Semi-Annual	06/18/2035		400,700	0	0	0	0	0
Receive	6-Month CZK-PRIBOR	4.611	Annual	06/06/2028	CZK	30,160	(25)	(44)	(69)	0	(1)
Pay	6-Month CZK-PRIBOR	4.388	Annual	11/15/2028		220,000	300	(76)	224	7	0
Receive	6-Month CZK-PRIBOR	4.070	Annual	11/23/2028		36,900	0	(21)	(21)	0	(1)
Pay	6-Month CZK-PRIBOR	3.765	Annual	01/09/2029		36,800	10	31	41	1	0
Pay	6-Month CZK-PRIBOR	3.645	Annual	02/01/2029		105,100	0	92	92	4	0
Receive	6-Month CZK-PRIBOR	3.534	Annual	03/21/2029		50,300	0	(34)	(34)	0	(2)
Pay	6-Month CZK-PRIBOR	3.850	Annual	05/10/2029		5,800	0	7	7	0	0
Receive	6-Month CZK-PRIBOR	4.130	Annual	06/03/2029		20,700	0	(35)	(35)	0	(1)
Receive	6-Month CZK-PRIBOR	3.605	Annual	07/12/2029		86,800	0	13	13	0	(4)
Receive	6-Month CZK-PRIBOR	3.480	Annual	07/15/2029		112,400	9	34	43	0	(5)
Pay	6-Month CZK-PRIBOR	3.580	Annual	10/25/2029		204,900	110	(166)	(56)	10	0
Receive	6-Month CZK-PRIBOR	3.130	Annual	04/09/2030		95,500	27	22	49	0	(7)
Receive	6-Month CZK-PRIBOR	3.290	Annual	04/30/2030		16,300	0	3	3	0	(1)
Receive	6-Month CZK-PRIBOR	3.258	Annual	05/05/2030		19,800	0	5	5	0	(1)
Receive	6-Month CZK-PRIBOR	3.325	Annual	05/06/2030		55,900	0	5	5	0	(4)
Receive	6-Month CZK-PRIBOR	3.410	Annual	05/14/2030		44,400	0	(4)	(4)	0	(3)
Receive	6-Month CZK-PRIBOR	3.485	Annual	05/16/2030		3,200	0	(1)	(1)	0	0
Pay	6-Month CZK-PRIBOR	3.363	Annual	05/29/2030		30,700	0	(1)	(1)	2	0
Receive	6-Month CZK-PRIBOR	3.554	Annual	06/11/2030		90,300	10	(46)	(36)	0	(7)
Receive	6-Month CZK-PRIBOR	3.575	Annual	07/03/2030		215,200	158	(67)	91	0	(18)
Pay	6-Month CZK-PRIBOR	1.025	Annual	07/29/2030		3,200	(19)	(1)	(20)	0	0
Pay	6-Month CZK-PRIBOR	3.735	Annual	08/05/2030		3,300	0	0	0	0	0
Pay	6-Month CZK-PRIBOR	3.705	Annual	08/12/2030		3,910	0	(1)	(1)	0	0
Pay	6-Month CZK-PRIBOR	3.736	Annual	08/12/2030		111,000	0	(9)	(9)	10	0
Pay	6-Month CZK-PRIBOR	3.708	Annual	08/13/2030		78,700	0	(12)	(12)	7	0
Pay	6-Month CZK-PRIBOR	3.777	Annual	10/15/2030		11,670	0	(1)	(1)	1	0
Pay	6-Month CZK-PRIBOR	3.767	Annual	10/17/2030		29,100	0	(2)	(2)	3	0
Pay	6-Month CZK-PRIBOR	3.761	Annual	10/20/2030		24,600	0	(2)	(2)	3	0
Pay	6-Month CZK-PRIBOR	4.018	Annual	11/25/2030		10,600	0	5	5	1	0
Pay	6-Month CZK-PRIBOR	3.963	Annual	11/27/2030		15,800	0	5	5	2	0
Pay	6-Month CZK-PRIBOR	3.981	Annual	12/01/2030		8,500	0	3	3	1	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2025 (Unaudited)

Pay	6-Month CZK-PRIBOR	3.980	Annual	12/04/2030		17,550	(4)	10	6	2	0
Receive	6-Month CZK-PRIBOR	4.049	Annual	12/12/2030		11,000	0	(6)	(6)	0	(1)
Receive(6)	6-Month CZK-PRIBOR	3.920	Annual	02/09/2031		12,500	0	(2)	(2)	0	(1)
Receive(6)	6-Month CZK-PRIBOR	3.970	Annual	02/12/2031		15,700	0	(5)	(5)	0	(2)
Pay(6)	6-Month CZK-PRIBOR	4.523	Annual	12/01/2035		85,400	0	9	9	5	0
Pay(6)	6-Month CZK-PRIBOR	4.485	Annual	12/02/2035		16,000	0	1	1	1	0
Pay(6)	6-Month CZK-PRIBOR	4.530	Annual	12/31/2035		19,700	0	2	2	1	0
Receive	6-Month EUR-EURIBOR	3.100	Annual	09/20/2030	EUR	2,300	(98)	25	(73)	2	0
Receive(6)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		200	0	1	1	0	0
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		5,000	(29)	(77)	(106)	0	(7)
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		3,700	101	120	221	12	0
Receive	6-Month HUF-BBR	8.740	Annual	04/28/2028	HUF	606,700	(50)	(150)	(200)	0	(3)
Pay	6-Month HUF-BBR	7.610	Annual	11/03/2028		327,880	0	45	45	2	0
Pay	6-Month HUF-BBR	7.330	Annual	11/06/2028		1,333,600	132	20	152	8	0
Pay	6-Month HUF-BBR	6.090	Annual	10/21/2029		828,800	(35)	45	10	6	0
Pay	6-Month HUF-BBR	6.363	Annual	01/31/2030		1,208,000	0	161	161	9	0
Pay	6-Month HUF-BBR	6.392	Annual	03/11/2030		635,800	0	89	89	5	0
Pay	6-Month HUF-BBR	6.650	Annual	03/13/2030		277,400	0	49	49	2	0
Receive	6-Month HUF-BBR	6.250	Annual	04/09/2030		360,200	3	(47)	(44)	0	(3)
Pay	6-Month HUF-BBR	5.890	Annual	05/09/2030		789,200	0	58	58	6	0
Pay	6-Month HUF-BBR	6.270	Annual	06/16/2030		719,900	1	87	88	6	0
Receive	6-Month HUF-BBR	6.210	Annual	06/26/2030		1,941,900	(3)	(223)	(226)	0	(15)
Receive	6-Month HUF-BBR	6.319	Annual	11/03/2030		841,200	0	(27)	(27)	0	(7)
Receive	6-Month HUF-BBR	6.350	Annual	11/14/2030		66,900	0	(2)	(2)	0	(1)
Receive	6-Month HUF-BBR	6.190	Annual	11/18/2030		585,140	17	(26)	(9)	0	(5)
Receive	6-Month HUF-BBR	6.435	Annual	11/21/2030		1,357,400	0	(63)	(63)	0	(11)
Receive	6-Month HUF-BBR	6.439	Annual	11/24/2030		411,800	0	(19)	(19)	0	(3)
Receive	6-Month HUF-BBR	6.110	Annual	12/30/2030		125,950	(3)	2	(1)	0	(1)
Receive	6-Month HUF-BBR	7.840	Annual	02/07/2033		183,000	0	(74)	(74)	0	(1)
Receive	6-Month HUF-BBR	6.580	Annual	05/16/2035		86,700	0	(11)	(11)	0	(1)
Pay	6-Month PLN-WIBOR	5.520	Annual	03/20/2026	PLN	13,100	0	118	118	0	0
Pay	6-Month PLN-WIBOR	5.620	Annual	03/21/2026		1,500	0	14	14	0	0
Receive	6-Month PLN-WIBOR	2.950	Annual	12/13/2026		27,100	0	54	54	0	(1)
Receive	6-Month PLN-WIBOR	4.075	Annual	03/07/2027		15,600	0	(100)	(100)	0	(1)
Pay	6-Month PLN-WIBOR	7.310	Annual	06/30/2027		4,500	20	93	113	1	0
Pay	6-Month PLN-WIBOR	5.430	Annual	03/16/2028		1,600	13	17	30	0	0
Receive	6-Month PLN-WIBOR	4.735	Annual	10/09/2028		6,200	0	(51)	(51)	0	(2)
Receive	6-Month PLN-WIBOR	4.560	Annual	11/06/2028		47,500	(7)	(333)	(340)	0	(12)
Pay	6-Month PLN-WIBOR	4.660	Annual	02/19/2029		5,100	0	75	75	1	0
Pay	6-Month PLN-WIBOR	4.923	Annual	03/22/2029		6,400	0	114	114	2	0
Pay	6-Month PLN-WIBOR	5.105	Annual	07/12/2029		17,200	0	235	235	4	0
Pay	6-Month PLN-WIBOR	4.865	Annual	07/18/2029		3,500	0	39	39	1	0
Pay	6-Month PLN-WIBOR	4.750	Annual	08/02/2029		3,100	0	31	31	1	0
Receive	6-Month PLN-WIBOR	4.259	Annual	08/08/2029		13,300	0	(67)	(67)	0	(3)
Receive	6-Month PLN-WIBOR	4.388	Annual	08/09/2029		13,600	0	(87)	(87)	0	(3)
Receive	6-Month PLN-WIBOR	4.415	Annual	08/12/2029		5,600	0	(37)	(37)	0	(1)
Receive	6-Month PLN-WIBOR	0.980	Annual	06/09/2030		5,400	0	161	161	0	(1)
Pay	6-Month PLN-WIBOR	0.925	Annual	10/16/2030		2,000	(81)	9	(72)	1	0
Pay	28-Day MXN-TIIE	8.075	Lunar	03/17/2027	MXN	33,500	0	24	24	1	0
Pay	28-Day MXN-TIIE	6.880	Lunar	03/02/2028		121,200	0	(50)	(50)	3	0
Pay	28-Day MXN-TIIE	6.882	Lunar	03/02/2028		171,900	0	(71)	(71)	4	0
Receive	28-Day MXN-TIIE	7.550	Lunar	03/02/2028		230,800	0	(84)	(84)	0	(7)
Pay	28-Day MXN-TIIE	9.295	Lunar	10/30/2028		13,800	7	26	33	0	0
Pay	28-Day MXN-TIIE	7.760	Lunar	03/01/2029		118,700	0	59	59	4	0
Receive	28-Day MXN-TIIE	8.250	Lunar	03/01/2029		30,400	(23)	(16)	(39)	0	(1)
Pay	28-Day MXN-TIIE	9.065	Lunar	03/01/2029		2,900	0	8	8	0	0
Receive	28-Day MXN-TIIE	8.220	Lunar	09/17/2029		50,000	0	(62)	(62)	0	(2)
Receive	28-Day MXN-TIIE	8.665	Lunar	12/11/2029		36,300	0	(76)	(76)	0	(2)
Pay	28-Day MXN-TIIE	8.800	Lunar	12/12/2029		42,200	26	74	100	2	0
Receive	28-Day MXN-TIIE	8.950	Lunar	12/17/2029		9,700	0	(26)	(26)	0	(1)
Receive	28-Day MXN-TIIE	9.180	Lunar	01/08/2030		83,000	(39)	(220)	(259)	0	(5)
Pay	28-Day MXN-TIIE	8.650	Lunar	01/31/2030		69,600	0	146	146	4	0
Receive	28-Day MXN-TIIE	8.267	Lunar	02/28/2030		122,200	0	(163)	(163)	0	(7)
Pay	28-Day MXN-TIIE	8.360	Lunar	03/13/2030		2,000	0	3	3	0	0
Receive	28-Day MXN-TIIE	8.480	Lunar	03/13/2030		55,500	0	(97)	(97)	0	(3)
Receive	28-Day MXN-TIIE	8.595	Lunar	03/13/2030		74,700	0	(148)	(148)	0	(4)
Pay	28-Day MXN-TIIE	7.720	Lunar	04/01/2030		12,800	0	3	3	1	0
Pay	28-Day MXN-TIIE	7.750	Lunar	04/01/2030		47,800	2	10	12	3	0
Pay	28-Day MXN-TIIE	7.775	Lunar	04/01/2030		17,900	0	6	6	1	0
Pay	28-Day MXN-TIIE	7.790	Lunar	04/01/2030		7,700	0	3	3	0	0
Pay	28-Day MXN-TIIE	7.582	Lunar	04/02/2030		45,800	0	(4)	(4)	3	0
Pay	28-Day MXN-TIIE	7.748	Lunar	04/02/2030		9,800	0	2	2	1	0
Pay	28-Day MXN-TIIE	7.753	Lunar	04/16/2030		64,100	0	17	17	4	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2025 (Unaudited)

Receive	28-Day MXN-TIIE	7.758	Lunar	06/12/2030	66,400	(9)	(7)	(16)	0	(4)
Receive	28-Day MXN-TIIE	7.775	Lunar	06/12/2030	36,200	0	(10)	(10)	0	(2)
Receive	28-Day MXN-TIIE	7.790	Lunar	06/12/2030	90,300	0	(28)	(28)	0	(6)
Receive	28-Day MXN-TIIE	7.936	Lunar	06/12/2030	130,700	0	(82)	(82)	0	(8)
Pay	28-Day MXN-TIIE	7.500	Lunar	09/11/2030	51,600	0	(21)	(21)	4	0
Pay	28-Day MXN-TIIE	7.520	Lunar	09/11/2030	6,200	0	(2)	(2)	0	0
Receive	28-Day MXN-TIIE	7.610	Lunar	09/20/2030	48,200	(14)	22	8	0	(3)
Pay	28-Day MXN-TIIE	7.740	Lunar	09/20/2030	19,800	0	2	2	1	0
Receive	28-Day MXN-TIIE	7.375	Lunar	11/21/2030	17,200	7	6	13	0	(1)
Pay	28-Day MXN-TIIE	7.700	Lunar	12/24/2030	15,650	0	(1)	(1)	1	0
Pay	28-Day MXN-TIIE	8.290	Lunar	02/27/2032	10,600	0	13	13	1	0
Pay	28-Day MXN-TIIE	8.545	Lunar	11/23/2034	12,700	0	21	21	1	0
Receive	28-Day MXN-TIIE	8.873	Lunar	11/23/2034	13,400	0	(37)	(37)	0	(1)
Receive	28-Day MXN-TIIE	9.131	Lunar	12/11/2034	18,000	0	(66)	(66)	0	(2)
Pay	28-Day MXN-TIIE	9.370	Lunar	12/21/2034	22,500	0	103	103	2	0
Receive	28-Day MXN-TIIE	8.550	Lunar	02/22/2035	28,800	0	(45)	(45)	0	(2)
Receive	28-Day MXN-TIIE	8.640	Lunar	03/07/2035	38,400	0	(72)	(72)	0	(3)
Receive	28-Day MXN-TIIE	8.655	Lunar	03/07/2035	30,500	0	(59)	(59)	0	(3)
Receive	28-Day MXN-TIIE	8.740	Lunar	03/07/2035	90,800	0	(203)	(203)	0	(8)
Pay	28-Day MXN-TIIE	8.365	Lunar	03/28/2035	79,500	0	69	69	6	0
Receive	28-Day MXN-TIIE	8.285	Lunar	06/06/2035	21,600	0	(12)	(12)	0	(2)

$1,305	$(2,208)	$(903)	$541	$(706)

Total Swap Agreements	$(113)	$(2,276)	$(2,389)	$541	$(706)

Cash of $7,140 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	01/2026	$423	AUD	652	$12	$0
BOA	01/2026	ARS	1,540,498	$1,087	28	0
01/2026	BRL	2,665	484	0	(2)
01/2026	COP	10,418,517	2,649	0	(72)
01/2026	ILS	119	37	0	(1)
01/2026	KRW	796,839	545	0	(8)
01/2026	PLN	7,310	2,000	0	(36)
01/2026	PYG	5,922,900	860	0	(36)
01/2026	$449	ARS	660,756	6	0
01/2026	492	BRL	2,665	0	(6)
01/2026	63	CNY	446	1	0
01/2026	861	EUR	734	2	0
01/2026	299	KRW	438,590	5	0
01/2026	1,375	PLN	5,037	28	0
01/2026	148	PYG	975,800	0	(1)
01/2026	382	THB	12,349	10	0
01/2026	ZAR	59,295	$3,559	0	(17)
02/2026	DOP	188,711	2,963	9	(6)
02/2026	KRW	438,875	301	0	(3)
02/2026	PYG	4,625,181	641	0	(57)
02/2026	TRY	402,928	8,155	0	(923)
03/2026	CZK	13,961	EUR	571	0	(7)
03/2026	EUR	1,574	CZK	38,602	24	0
03/2026	$12,865	PEN	43,369	3	0
04/2026	COP	1,204,376	$301	0	(7)
04/2026	$275	ARS	445,581	0	(10)
08/2026	1,301	ZAR	23,525	96	0
08/2026	ZAR	15,714	$888	0	(46)
BPS	01/2026	ARS	3,596,721	2,482	29	(21)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2025 (Unaudited)

	01/2026	BRL	5,925		1,073	0	(8)
	01/2026	EUR	2,314		2,714	0	(7)
	01/2026	INR	1,405,029		15,563	0	(32)
	01/2026	MYR	163,474		39,886	0	(449)
	01/2026	PHP	363,556		6,153	0	(10)
	01/2026	TWD	127,826		4,126	56	0
	01/2026		$2,472	ARS	3,717,206	85	0
	01/2026		1,093	BRL	5,925	0	(12)
	01/2026		14,802	CNH	104,312	165	0
	01/2026		1,749	CNY	12,377	19	0
	01/2026		1,000	COP	3,795,647	0	(7)
	01/2026		851	EUR	722	0	(2)
	01/2026		2,952	IDR	49,385,210	5	0
	01/2026		740	INR	66,699	0	0
	01/2026		9,353	MYR	37,974	16	0
	01/2026		861	PLN	3,171	22	0
	01/2026		22	THB	704	0	0
	01/2026		409	TWD	12,767	0	(3)
	01/2026		3,198	ZAR	53,510	29	0
	01/2026	ZAR	66,300		$3,967	0	(31)
	02/2026	THB	23,313		741	0	0
	02/2026		$2,742	CNY	19,365	27	0
	03/2026	CZK	24,612	EUR	1,003	0	(16)
	03/2026		$2,250	CNY	15,790	17	0
	03/2026		21,408	CZK	445,345	278	0
	04/2026	ARS	676,967		$452	50	0
	04/2026	BRL	178,300		31,589	82	(363)
	04/2026		$15,146	BRL	82,700	0	(364)
	04/2026		875	CNY	6,137	6	0
	05/2026		1,736	KWD	529	0	(12)
	06/2026	ARS	2,631,924		$1,537	61	(20)
	06/2026		$15,563	INR	1,422,148	54	0
	06/2026		481	KWD	147	0	(2)
	07/2026	ARS	270,878		$178	26	0
	07/2026		$183	ARS	310,660	0	(9)
	07/2026		777	KWD	237	0	(3)
	06/2027		597		181	0	(4)
	05/2029	KWD	2,630		$9,040	357	0
	07/2029		295		1,015	40	0
	05/2030		1,713		5,900	207	0
	08/2030		265		893	12	0
BRC	01/2026	BRL	5,066		920	0	(4)
	01/2026	EUR	688		808	0	(1)
	01/2026	INR	1,455,111		16,096	0	(55)
	01/2026	MYR	257,782		63,377	14	(235)
	01/2026	RON	22		5	0	0
	01/2026		$921	BRL	5,066	4	0
	01/2026		14,790	MYR	60,369	105	0
	01/2026		652	PLN	2,375	10	0
	01/2026		11,156	TRY	501,661	482	0
	01/2026	ZAR	83,987		$4,858	0	(206)
	02/2026	TRY	14,045		312	0	(4)
	02/2026		$2,683	HUF	889,048	27	0
	02/2026		12,102	TRY	566,492	680	0
	03/2026	MXN	45,087		$2,435	0	(51)
	03/2026		$21,472	IDR	358,470,966	0	(40)
	03/2026		1,681	TRY	76,760	22	0
	06/2026		16,096	INR	1,472,978	78	0
	08/2026	TRY	184,140		$3,377	0	(262)
BSH	01/2026	BRL	10,016		1,820	0	(8)
	01/2026	JPY	86,580		556	3	0
	01/2026	PEN	10,285		2,975	0	(84)
	01/2026	PLN	832		227	0	(4)
	01/2026		$17	AUD	26	1	0
	01/2026		1,804	BRL	10,016	24	0
	01/2026		10	PEN	36	1	0
	02/2026	BRL	10,091		$1,804	0	(24)
	02/2026	PEN	12,502		3,575	0	(138)
	03/2026	CLP	3,066,609		3,270	0	(139)
	04/2026	BRL	187,400		32,995	30	(531)
	05/2026	PEN	34,650		9,876	0	(381)
	05/2026		$175	PEN	594	0	0
CBK	01/2026	ARS	612,868		$420	0	(2)
	01/2026	BRL	31,162		5,589	2	(100)
	01/2026	CNH	194,127		27,626	0	(228)
	01/2026	CNY	6,734		957	0	(4)
	01/2026	COP	14,508,123		3,708	0	(81)
	01/2026	EUR	3,574		4,166	0	(36)
	01/2026	KRW	2,657,879		1,817	0	(26)
	01/2026	PEN	22,588		6,510	0	(207)
	01/2026	PLN	4,880		1,342	0	(17)
	01/2026	PYG	1,070,565		149	0	(13)
	01/2026	SGD	1,308		1,013	0	(6)
	01/2026	TRY	41,664		968	0	(3)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2025 (Unaudited)

	01/2026		$544	ARS	852,068	43	0
	01/2026		5,670	BRL	31,162	22	(5)
	01/2026		3,231	CAD	4,458	18	0
	01/2026		2,870	CNY	20,286	26	0
	01/2026		874	EUR	750	8	0
	01/2026		39,004	INR	3,474,620	0	(438)
	01/2026		2,074	PEN	6,984	4	0
	01/2026		431	UYU	16,980	3	0
	01/2026	UYU	160		$4	0	0
	02/2026	GHS	1,829		128	0	(42)
	02/2026	PEN	10,694		3,144	0	(32)
	02/2026		$5,404	CNY	38,154	49	0
	02/2026		1,383	COP	5,380,128	17	0
	02/2026		91	EGP	4,435	2	0
	02/2026		3,701	KRW	5,338,203	1	0
	02/2026		431	UYU	17,037	3	0
	03/2026	CLP	184,602		$198	0	(7)
	03/2026	EGP	22,122		426	0	(26)
	03/2026	PEN	9,846		2,916	0	(4)
	03/2026		$6,238	CNY	43,814	47	0
	03/2026		2,118	TWD	66,575	0	(2)
	03/2026		432	UYU	17,128	4	0
	04/2026		106	ARS	169,941	0	(5)
	04/2026		6,565	VND	175,679,400	48	0
	05/2026	SGD	28,719		$22,256	0	(288)
	05/2026		$120	NGN	186,720	4	0
	06/2026	ARS	554,387		$365	52	0
	07/2026		1,541,228		977	110	0
	10/2026	UGX	2,351,520		639	27	0
	10/2026	UZS	1,637,500		125	0	(3)
	11/2026	NGN	196,080		120	0	(1)
DUB	01/2026	BRL	5,859		1,098	29	0
	01/2026	ILS	5,664		1,775	0	(3)
	01/2026	MYR	53,241		13,049	0	(87)
	01/2026	TWD	30,415		982	14	0
	01/2026		$1,065	BRL	5,859	4	0
	01/2026		954	EGP	46,807	22	0
	01/2026		14,335	INR	1,276,523	0	(166)
	01/2026		25,159	KRW	36,829,703	384	0
	01/2026		13,046	MYR	53,241	85	0
	01/2026		721	TWD	22,101	0	(17)
	01/2026	UZS	34,188,383		$2,782	0	(63)
	01/2026	ZAR	183,878		10,665	0	(424)
	02/2026	PEN	12,658		3,559	0	(201)
	02/2026		$245	HUF	80,605	1	0
	02/2026		1,775	ILS	5,662	3	0
	02/2026		4,658	NGN	7,042,588	199	0
	03/2026	KZT	752,946		$1,457	0	(2)
	03/2026		$798	CNY	5,598	5	0
	03/2026		2,608	CZK	53,695	6	0
	03/2026		786	KZT	450,509	82	0
	04/2026	UGX	2,113,713		$591	17	0
	04/2026		$13	EGP	666	1	0
	04/2026	UZS	13,422,258		$1,073	0	(21)
	05/2026	SGD	14,797		11,463	0	(152)
	09/2026	EGP	23,768		426	0	(29)
	09/2026	PKR	92,929		312	0	(9)
	10/2026	UGX	406,000		112	6	0
	10/2026	UZS	4,459,000		343	0	(6)
	11/2026		8,228,278		629	0	(11)
	12/2026		21,537,121		1,659	0	(9)
FAR	01/2026	GBP	9,500		12,476	0	(330)
	01/2026	ILS	3,014		940	0	(6)
	01/2026		$2,117	PEN	7,148	8	0
	01/2026		4,995	PLN	18,253	89	0
	01/2026		11	SGD	14	0	0
	01/2026	ZAR	97,622		$5,677	0	(209)
	02/2026		$940	ILS	3,013	6	0
	03/2026	PEN	6,362		$1,876	0	(12)
	06/2026		5,639		1,664	0	(3)
GLM	01/2026	ARS	296,020		204	2	0
	01/2026	BRL	16,263		2,956	0	(12)
	01/2026	CHF	21		26	0	0
	01/2026	CNH	12,457		1,781	0	(7)
	01/2026	DOP	182,622		2,955	81	0
	01/2026	MYR	4,971		1,225	0	(2)
	01/2026	PLN	4,203		1,148	0	(23)
	01/2026	THB	274,241		8,823	117	0
	01/2026		$160	ARS	236,362	2	0
	01/2026		2,903	BRL	16,263	65	0
	01/2026		7,388	CNH	51,979	71	0
	01/2026		3,490	ILS	11,275	51	0
	01/2026		13,080	MYR	53,979	233	0
	01/2026		299	PHP	17,724	1	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2025 (Unaudited)

	01/2026		3,158	PLN	11,539	56	0
	01/2026		6,071	THB	193,160	63	0
	01/2026		1,094	TRY	49,064	46	0
	01/2026	ZAR	72,592		$4,211	0	(167)
	02/2026	BRL	91,839		16,599	30	(64)
	02/2026	DOP	292,176		4,627	35	0
	02/2026		$50,795	BRL	278,516	0	(352)
	02/2026		3	CNY	21	0	0
	02/2026		596	MXN	11,055	15	0
	02/2026		8,824	THB	273,973	0	(112)
	02/2026		2,035	TRY	92,793	55	0
	03/2026	BRL	288		$52	0	0
	03/2026	DOP	391,029		6,110	37	(45)
	03/2026	EGP	23,615		456	0	(27)
	03/2026		$87	CNY	613	1	0
	03/2026		1,051	DOP	68,372	21	0
	04/2026	ARS	264,180		$177	20	0
	04/2026	BRL	385,300		67,929	186	(1,126)
	04/2026	MXN	21,327		1,168	0	(4)
	05/2026	DOP	44,883		689	0	(6)
	05/2026		$34,075	SGD	43,516	84	0
	06/2026	ARS	10		$0	0	0
	06/2026	EGP	21,991		408	0	(27)
	07/2026	ARS	277,135		184	27	0
IND	01/2026	MYR	43,947		10,834	0	(9)
	01/2026		$159	EGP	7,910	6	0
JPM	01/2026	NGN	8,081,109		$5,391	0	(195)
	01/2026	THB	265,467		8,548	121	0
	01/2026		$30,733	CNH	216,445	324	0
	01/2026		2,908	CNY	20,475	12	0
	01/2026		96	EGP	4,689	2	0
	01/2026		5,647	ILS	18,407	132	0
	01/2026		6,058	INR	539,510	0	(70)
	01/2026		27,171	MXN	505,346	825	0
	01/2026		2,919	MYR	11,832	1	(1)
	01/2026		164	NOK	1,673	2	0
	01/2026		3,678	PLN	13,558	98	0
	01/2026		6,870	THB	217,682	43	0
	01/2026	ZAR	26,608		$1,551	0	(54)
	02/2026	COP	2,334,556		595	0	(13)
	02/2026	MXN	5,896		319	0	(7)
	02/2026	TRY	61,745		1,365	0	(18)
	02/2026		$196	NGN	297,290	9	0
	02/2026		8,548	THB	265,172	0	(116)
	03/2026	MXN	36,504		$1,979	0	(36)
	03/2026		$160	MXN	2,959	3	0
	04/2026	MXN	6,101		$331	0	(4)
	06/2026	EGP	20,030		371	0	(25)
	06/2026	ZAR	152,100		8,583	0	(493)
	10/2026	UGX	18,425		5	0	0
	06/2027	UZS	563,221		42	0	0
MBC	01/2026	CAD	4,491		3,191	0	(83)
	01/2026	CNH	8,940		1,268	0	(14)
	01/2026	EGP	1,756		37	0	0
	01/2026	EUR	5,925		6,934	0	(32)
	01/2026	JPY	3,711		24	0	0
	01/2026	KRW	94,187,499		65,724	401	0
	01/2026	TWD	38,622		1,238	8	0
	01/2026		$960	CNY	6,779	8	0
	01/2026		3,418	EGP	168,724	108	0
	01/2026		3,299	GBP	2,466	25	0
	01/2026		4,956	MYR	20,056	0	(7)
	01/2026		35,670	SGD	46,282	359	0
	01/2026		9	UYU	363	0	0
	02/2026	ILS	4,221		$1,154	0	(171)
	02/2026	MXN	9,134		495	0	(11)
	02/2026		$217	EGP	10,766	5	0
	02/2026		65,813	KRW	94,187,499	0	(500)
	02/2026		274	MXN	5,073	6	0
	03/2026	MXN	13,966		$772	2	0
	04/2026		$39	EGP	2,024	2	0
	05/2026		28		1,423	1	0
	09/2026	EGP	38,927		$699	0	(47)
	10/2026	ZAR	3,845		216	0	(11)
MYI	01/2026	BRL	5,933		1,078	0	(4)
	01/2026	IDR	1,153,988		69	0	0
	01/2026	PLN	12,732		3,480	0	(66)
	01/2026	THB	28,090		883	0	(9)
	01/2026		$1,095	BRL	5,933	0	(12)
	01/2026	ZAR	12,651		$757	0	(6)
	02/2026	CZK	23,665	EUR	963	0	(19)
	02/2026		$139	CNY	984	1	0
	02/2026		4,951	HUF	1,648,661	75	0
	03/2026	CZK	13,948		$678	0	(1)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2025 (Unaudited)

03/2026	EGP	49,359	955	0	(56)
03/2026	PHP	386,838	6,538	2	0
03/2026	$2,250	CNY	15,801	16	0
10/2026	685	AZN	1,226	12	0
10/2027	1,370	2,521	0	(40)
NGF	01/2026	41,256	KRW	60,373,925	616	0
01/2026	6,661	TRY	300,594	236	0
02/2026	6,189	281,690	168	0
03/2026	6,182	282,674	82	0
SCX	01/2026	CNH	19,624	$2,774	0	(42)
01/2026	JPY	67,162	432	3	0
01/2026	MYR	53,241	12,904	0	(227)
01/2026	$14,713	CNH	103,671	162	0
01/2026	2,774	CNY	19,595	23	0
01/2026	1	EGP	49	0	0
01/2026	3,709	IDR	62,016,162	5	0
01/2026	43,914	MYR	178,982	247	0
01/2026	386	NGN	587,984	21	0
01/2026	1,457	PEN	5,006	32	0
01/2026	9,759	SAR	36,700	17	0
01/2026	17,153	THB	554,745	457	0
01/2026	48,533	TWD	1,517,653	0	(218)
02/2026	COP	24,022,793	$6,130	0	(133)
02/2026	$337	NGN	512,406	16	0
03/2026	3,017	CLP	2,768,924	62	0
03/2026	1,244	CNY	8,726	9	0
04/2026	NGN	939,344	$543	0	(92)
04/2026	$838	EGP	43,129	36	0
04/2026	208	PEN	717	5	0
SOG	01/2026	INR	150,530	$1,662	0	(9)
01/2026	JPY	251,243	1,606	1	0
01/2026	PEN	2,883	847	0	(10)
01/2026	$11,205	EUR	9,678	174	0
01/2026	1,064	PEN	3,588	2	0
01/2026	11,688	RON	50,795	24	0
02/2026	2,040	EGP	100,084	27	0
02/2026	274	MXN	5,076	6	0
02/2026	620	PEN	2,096	2	0
03/2026	MXN	286	$15	0	(1)
03/2026	PEN	3,596	1,064	0	(2)
03/2026	$1,349	CLP	1,307,002	105	0
03/2026	6,500	MXN	121,663	208	0
03/2026	11	PEN	39	0	0
04/2026	UGX	765,050	$214	6	0
09/2026	EGP	162,227	2,912	0	(203)
SSB	01/2026	$682	INR	61,488	1	0
01/2026	907	TWD	28,071	0	(13)
03/2026	CLP	2,806,982	$2,960	0	(160)
UAG	01/2026	COP	7,660,973	1,949	0	(61)
01/2026	$2,160	PLN	7,915	45	0
01/2026	1,536	TRY	73,225	165	0
01/2026	165	ZAR	2,810	5	0
01/2026	ZAR	127,806	$7,349	0	(358)
02/2026	COP	17,114,676	4,570	125	0
02/2026	$1,282	ILS	4,171	28	0
03/2026	COP	34,981,904	$8,906	0	(160)

Total Forward Foreign Currency Contracts	$11,828	$(13,909)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC EUR versus CZK	CZK	24.200	03/11/2026	4,258	$19	$26
Call - OTC USD versus HKD	HKD	7.800	08/14/2026	8,600	13	5
Call - OTC USD versus HKD	7.800	08/24/2026	13,400	19	7
Put - OTC USD versus KRW	KRW	17.850	01/14/2026	6,560	16	8
Put - OTC USD versus KRW	1,417.000	02/11/2026	2,009	12	11
Put - OTC USD versus KRW	1,419.000	02/11/2026	2,010	12	11
Put - OTC USD versus KRW	1,419.000	02/12/2026	2,072	13	12
Put - OTC USD versus ZAR	ZAR	18.000	08/19/2026	11,007	540	888
BRC	Put - OTC USD versus KRW	KRW	1,423.000	02/12/2026	698	4	5
GLM	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	2,100	3	1
JPM	Put - OTC USD versus ZAR	ZAR	16.600	02/11/2026	1,044	209	569
MBC	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	8,100	11	4
Call - OTC USD versus HKD	7.800	08/24/2026	4,600	7	2
MYI	Put - OTC EUR versus CZK	CZK	24.200	02/10/2026	4,011	17	20
Put - OTC EUR versus CZK	23.900	06/02/2026	2,788	11	9
Put - OTC USD versus BRL	BRL	5.410	02/04/2026	7,586	116	50

$1,022	$1,628

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2025 (Unaudited)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Call - OTC 5-Year Interest Rate Swap	6-Month CZK-PRIBOR	Pay	3.670%	02/05/2026	31,250	$3	$2
DUB	Call - OTC 5-Year Interest Rate Swap	6-Month CZK-PRIBOR	Pay	3.720	02/10/2026	39,300	3	3

$6	$5

Total Purchased Options	$1,028	$1,633

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	8,600	$(5)	$(3)
Call - OTC USD versus HKD	7.850	08/24/2026	13,400	(6)	(4)
Put - OTC USD versus KRW	KRW	1,380.000	02/11/2026	2,009	(4)	(3)
Put - OTC USD versus KRW	1,382.000	02/11/2026	2,010	(4)	(3)
Put - OTC USD versus KRW	1,383.000	02/12/2026	2,072	(4)	(3)
Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	22,015	(547)	(832)
BRC	Put - OTC USD versus KRW	KRW	1,385.000	02/12/2026	698	(1)	(1)
GLM	Call - OTC USD verses TRY	TRY	47.700	02/09/2026	3,313	(60)	(21)
Call - OTC USD versus HKD	HKD	7.850	08/14/2026	2,100	(1)	(1)
MBC	Call - OTC USD versus HKD	7.850	08/14/2026	8,100	(4)	(3)
Call - OTC USD versus HKD	7.850	08/24/2026	4,600	(2)	(1)
MYI	Put - OTC USD versus BRL	BRL	5.160	02/04/2026	7,586	(20)	(3)
Call - OTC USD versus BRL	5.700	02/04/2026	7,586	(98)	(54)
UAG	Put - OTC USD versus TRY	TRY	42.635	01/07/2026	3,085	(105)	0
Call - OTC USD versus TRY	56.750	01/07/2026	3,085	(70)	0
Put - OTC USD versus TRY	42.800	01/08/2026	4,768	(163)	(1)
Call - OTC USD versus TRY	56.750	01/08/2026	4,768	(109)	(1)

$(1,203)	$(934)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 5-Year Interest Rate Swap	6-Month CZK-PRIBOR	Pay	4.170%	02/05/2026	31,250	$(3)	$(1)
DUB	Call - OTC 5-Year Interest Rate Swap	3-Month ZAR-JIBAR	Receive	6.885	02/04/2026	13,700	(5)	(10)
Put - OTC 5-Year Interest Rate Swap	3-Month ZAR-JIBAR	Pay	6.885	02/04/2026	13,700	(5)	(1)
Call - OTC 5-Year Interest Rate Swap	3-Month ZAR-JIBAR	Receive	6.715	02/26/2026	13,100	(4)	(6)
Put - OTC 5-Year Interest Rate Swap	3-Month ZAR-JIBAR	Pay	6.715	02/26/2026	13,100	(4)	(3)
Put - OTC 5-Year Interest Rate Swap	6-Month CZK-PRIBOR	Pay	4.220	02/10/2026	39,300	(3)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month PLN-WIRON	Receive	4.275	02/26/2026	1,400	(4)	(5)
Put - OTC 10-Year Interest Rate Swap	3-Month PLN-WIRON	Pay	4.275	02/26/2026	1,400	(4)	(2)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Receive	7.350	02/04/2026	15,000	(5)	0
Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	7.350	02/04/2026	15,000	(5)	(14)
Call - OTC 10-Year Interest Rate Swap	3-Month PLN-WIRON	Receive	4.385	02/04/2026	1,500	(4)	(7)
Put - OTC 10-Year Interest Rate Swap	3-Month PLN-WIRON	Pay	4.385	02/04/2026	1,500	(4)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month PLN-WIRON	Receive	4.450	02/20/2026	1,500	(4)	(9)
Put - OTC 10-Year Interest Rate Swap	3-Month PLN-WIRON	Pay	4.450	02/20/2026	1,500	(4)	(1)

$(58)	$(61)

Total Written Options	$(1,261)	$(995)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2025 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Brazil Government International Bonds	(1.000)%	Quarterly	06/20/2029	1.011%	$3,500	$80	$(80)	$0	$0
Brazil Government International Bonds	(1.000)	Quarterly	12/20/2029	1.118	1,900	57	(50)	7	0
Chile Government International Bonds	(1.000)	Quarterly	12/20/2029	0.330	100	(2)	(1)	0	(3)
BRC	Brazil Government International Bonds	(1.000)	Quarterly	12/20/2029	1.118	700	23	(20)	3	0
Chile Government International Bonds	(1.000)	Quarterly	12/20/2028	0.239	1,200	(23)	(3)	0	(26)
Chile Government International Bonds	(1.000)	Quarterly	12/20/2029	0.330	200	(4)	(1)	0	(5)
Saudi Arabia Government International Bonds	(1.000)	Quarterly	12/20/2033	0.944	4,100	(10)	(7)	0	(17)
Saudi Arabia Government International Bonds	(1.000)	Quarterly	06/20/2034	0.977	1,200	(10)	8	0	(2)
Saudi Arabia Government International Bonds	(1.000)	Quarterly	12/20/2034	1.007	1,110	(4)	4	0	0
GST	Saudi Arabia Government International Bonds	(1.000)	Quarterly	12/20/2035	1.056	200	0	1	1	0

$107	$(149)	$11	$(53)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Peru Government International Bonds	1.000%	Quarterly	12/20/2029	0.560%	$100	$1	$1	$2	$0
BPS	Mexico Government International Bonds	1.000	Quarterly	12/20/2027	0.398	600	1	6	7	0
BRC	Peru Government International Bonds	1.000	Quarterly	12/20/2029	0.560	200	1	2	3	0
Saudi Arabia Government International Bonds	1.000	Quarterly	06/20/2030	0.622	9,600	135	18	153	0
CBK	Israel Government International Bonds	1.000	Quarterly	06/20/2027	0.312	3,700	(21)	59	38	0
Petroleos Mexicanos	1.000	Quarterly	12/20/2026	1.757	200	(2)	0	0	(2)
GST	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	5.525	405	(50)	48	0	(2)
Israel Government International Bonds	1.000	Quarterly	06/20/2026	0.204	400	0	2	2	0
Saudi Arabia Government International Bonds	1.000	Quarterly	12/20/2030	0.674	400	6	0	6	0
JPM	State Oil Company of Azerbaijan	5.000	Quarterly	06/20/2026	1.635	200	2	1	3	0
MYC	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	5.525	350	(28)	26	0	(2)

$45	$163	$214	$(6)

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Upfront Payable/(Receivable)	Unrealized Appreciation/(Depreciation)	Asset	Liability

BPS	Floating rate equal to 1-Day KRW-SOFR less 0.394% based on the notional amount of currency received	Floating rate equal to 1-Day USD-SOFR based on the notional amount of currency delivered	Maturity	03/18/2029	KRW	5,114,470	$3,706	$(28)	$(4)	$0	$(32)
BRC	Floating rate equal to 1-Day INR-SOFR Compounded-OIS plus 0.640% based on the notional amount of currency received	Floating rate equal to 1-Day INR-SOFR based on the notional amount of currency delivered	Maturity	03/18/2031	INR	404,660	4,512	50	(4)	46	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2025 (Unaudited)

GLM	Floating rate equal to 1-Day IDR-SOFR plus 0.556% based on the notional amount of currency received	Floating rate equal to 1-Day INR-SOFR based on the notional amount of currency delivered	Maturity	03/18/2031	$2,069	IDR	34,566,950	(7)	(19)	0	(26)
Floating rate equal to 1-Day IDR-SOFR plus 0.556% based on the notional amount of currency received	Floating rate equal to 1-Day USD-SOFR based on the notional amount of currency delivered	Maturity	03/18/2031	IDR	20,979,880	$1,250	5	8	13	0
Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.638% based on the notional amount of currency received	Floating rate equal to 1-Day PHP-SOFR based on the notional amount of currency delivered	Maturity	03/18/2031	$4,476	PHP	255,678	(32)	14	0	(18)

$(12)	$(5)	$59	$(76)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GLM	Pay	1-Year BRL-CDI	7.728%	Maturity	01/04/2027	BRL	21,000	$0	$(530)	$0	$(530)
Pay	6-Month CLP-CHILIBOR	3.265	Semi-Annual	06/14/2029	CLP	473,800	0	(23)	0	(23)

$0	$(553)	$0	$(553)

Total Swap Agreements	$140	$(544)	$284	$(688)

(o)

Securities with an aggregate market value of $5,293 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2025 (Unaudited)

Investments in Securities, at Value
Azerbaijan
Corporate Bonds & Notes	$0	$4,433	$0	$4,433
Brazil
Corporate Bonds & Notes	0	4,416	0	4,416
Loan Participations and Assignments	0	0	26	26
Sovereign Issues	0	118,378	0	118,378
Cayman Islands
Asset-Backed Securities	0	400	0	400
Convertible Bonds & Notes	0	16	31	47
Corporate Bonds & Notes	0	757	1,415	2,172
Loan Participations and Assignments	0	0	1,401	1,401
Chile
Sovereign Issues	0	12,834	0	12,834
China
Common Stocks	0	25	0	25
Sovereign Issues	0	3,651	0	3,651
Colombia
Sovereign Issues	0	36,619	0	36,619
Costa Rica
Sovereign Issues	0	1,808	0	1,808
Czech Republic
Sovereign Issues	0	3,221	0	3,221
Dominican Republic
Sovereign Issues	0	18,374	0	18,374
Ecuador
Sovereign Issues	0	1,936	0	1,936
Egypt
Sovereign Issues	0	12,920	0	12,920
Germany
Corporate Bonds & Notes	0	0	3,696	3,696
Loan Participations and Assignments	0	2,116	0	2,116
Ghana
Sovereign Issues	0	1,503	0	1,503
Hungary
Sovereign Issues	0	1,871	0	1,871
Indonesia
Sovereign Issues	0	320	0	320
Ireland
Corporate Bonds & Notes	0	598	0	598
Loan Participations and Assignments	0	0	3,062	3,062
Ivory Coast
Loan Participations and Assignments	0	0	3,168	3,168
Sovereign Issues	0	685	0	685
Kazakhstan
Sovereign Issues	0	4,310	0	4,310
Kuwait
Sovereign Issues	0	6,918	0	6,918
Malaysia
Sovereign Issues	0	71,722	0	71,722
Mexico
Sovereign Issues	0	36,171	0	36,171
Netherlands
Loan Participations and Assignments	0	0	1,400	1,400
Paraguay
Sovereign Issues	0	4,002	0	4,002
Peru
Corporate Bonds & Notes	0	7,491	0	7,491
Sovereign Issues	0	18,126	0	18,126
Philippines
Sovereign Issues	0	23,354	0	23,354
Poland
Sovereign Issues	0	25,362	0	25,362
Qatar
Corporate Bonds & Notes	0	7,458	0	7,458
Romania
Sovereign Issues	0	533	0	533
Serbia
Loan Participations and Assignments	0	0	1,162	1,162
Sovereign Issues	0	1,877	0	1,877
South Africa
Corporate Bonds & Notes	0	6,009	0	6,009
Loan Participations and Assignments	0	0	1,120	1,120
Sovereign Issues	0	38,344	0	38,344
Supranational
Corporate Bonds & Notes	0	6,370	0	6,370
Thailand
Sovereign Issues	0	1,720	0	1,720
Turkey
Loan Participations and Assignments	0	0	4,127	4,127
Sovereign Issues	0	11,201	0	11,201
Uganda
Sovereign Issues	0	354	0	354
Ukraine

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2025 (Unaudited)

Sovereign Issues	0	864	0	864
United Kingdom
Corporate Bonds & Notes	0	5,174	5,297	10,471
Non-Agency Mortgage-Backed Securities	0	2,396	0	2,396
United States
Asset-Backed Securities	0	4,690	0	4,690
Corporate Bonds & Notes	0	7,582	0	7,582
Loan Participations and Assignments	0	0	10,040	10,040
Non-Agency Mortgage-Backed Securities	0	3,748	804	4,552
Sovereign Issues	0	2,800	0	2,800
U.S. Government Agencies	0	2,148	0	2,148
U.S. Treasury Obligations	0	597	0	597
Uzbekistan
Corporate Bonds & Notes	0	1,922	0	1,922
Sovereign Issues	0	360	0	360
Venezuela
Sovereign Issues	0	567	0	567
Zambia
Sovereign Issues	0	601	0	601
Short-Term Instruments
Mutual Funds	0	1,811	0	1,811
Repurchase Agreements	0	3,900	0	3,900
Nigeria Treasury Bills	0	16,169	0	16,169
South Africa Treasury Bills	0	10,130	0	10,130
U.S. Treasury Bills	0	5,091	0	5,091

$0	$568,753	$36,749	$605,502
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$58,599	$0	$0	$58,599

Total Investments	$58,599	$568,753	$36,749	$664,101

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	546	0	546
Over the counter	0	13,745	0	13,745

$0	$14,291	$0	$14,291
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	(708)	0	(709)
Over the counter	0	(15,592)	0	(15,592)

$(1)	$(16,300)	$0	$(16,301)

Total Financial Derivative Instruments	$(1)	$(2,009)	$0	$(2,010)

Totals	$58,598	$566,744	$36,749	$662,091

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2025:
Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2025 (1)

Investments in Securities, at Value
Brazil
Loan Participations and Assignments	$26	$0	$0	$59	$0	$(59)	$0	$0	$26	$(59)
Cayman Islands(2)
Convertible Bonds & Notes	0	29	0	8	0	(6)	0	0	31	(6)
Corporate Bonds & Notes	0	1,404	0	0	0	11	0	0	1,415	11
Loan Participations and Assignments	1,367	0	0	0	0	34	0	0	1,401	34
Germany
Corporate Bonds & Notes	3,904	0	0	0	0	(208)	0	0	3,696	(208)
Ireland
Loan Participations and Assignments	2,806	0	0	2	0	254	0	0	3,062	254
Ivory Coast
Loan Participations and Assignments	3,724	0	(874)	5	(26)	339	0	0	3,168	265
Netherlands

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	December 31, 2025 (Unaudited)

Loan Participations and Assignments	1,379	0	0	8	0	13	0	0	1,400	13
Serbia
Loan Participations and Assignments	0	1,165	0	1	0	(4)	0	0	1,162	(4)
South Africa
Loan Participations and Assignments	1,199	0	(210)	3	15	113	0	0	1,120	119
Turkey
Loan Participations and Assignments	1,073	0	0	(1)	0	110	2,945	0	4,127	109
United Kingdom
Corporate Bonds & Notes	1,924	5,120	(2,133)	150	(47)	283	0	0	5,297	177
United States
Loan Participations and Assignments	0	10,025	0	0	0	15	0	0	10,040	15
Non-Agency Mortgage-Backed Securities	783	0	0	0	0	21	0	0	804	21

Totals	$18,185	$17,743	$(3,217)	$235	$(58)	$916	$2,945	$0	$36,749	$741

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 12/31/2025	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Brazil
Loan Participations and Assignments		$26	Other Valuation Techniques(3)			-			-	—
Cayman Islands
Convertible Bonds & Notes		31	Indicative Market Quotation			Broker Quote			16.000 - 21.500	16.757
Corporate Bonds & Notes		1,415	Discounted Cash Flow			Discount Rate			5.429	—
Loan Participations and Assignments		1,401	Discounted Cash Flow			Discount Rate			6.597	—
Germany
Corporate Bonds & Notes		3,696	Discounted Cash Flow			Discount Rate			7.495	—
Ireland
Loan Participations and Assignments		3,062	Discounted Cash Flow			Discount Rate			3.939	—
Ivory Coast
Loan Participations and Assignments		3,168	Discounted Cash Flow			Discount Rate			6.177	—
Netherlands
Loan Participations and Assignments		1,400	Discounted Cash Flow			Discount Rate			7.436	—
Serbia
Loan Participations and Assignments		1,162	Discounted Cash Flow			Discount Rate			9.069	—
South Africa
Loan Participations and Assignments		1,120	Discounted Cash Flow			Discount Rate			10.101	—
Turkey
Loan Participations and Assignments		1,181	Discounted Cash Flow			Discount Rate			4.834	—
		2,946	Third Party Vendor			Broker Quote			100.250	—
United Kingdom
Corporate Bonds & Notes		5,297	Proxy Pricing			Base Price			99.972 - 100.000	99.993
United States
Loan Participations and Assignments		10,040	Recent Transaction			Purchase price			100.396	—
Non-Agency Mortgage-Backed Securities		804	Discounted Cash Flow			Discount Rate			6.309	—

Total		$36,749

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)									Country updated from United States to Cayman Islands since prior fiscal year end.
(3)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 24.7% ¤
ANGOLA 0.2%
SOVEREIGN ISSUES 0.2%
Angola Government International Bonds 9.244% due 01/15/2031	$500	$504

Total Angola (Cost $479)		504

ARGENTINA 0.9%
SOVEREIGN ISSUES 0.9%
Argentina Republic Government International Bonds 3.500% due 07/09/2041 þ	$1,400	972
Provincia de Buenos Aires/Government Bonds 6.625% due 09/01/2037 þ	1,286	990

Total Argentina (Cost $1,957)		1,962

BRAZIL 0.2%
CORPORATE BONDS & NOTES 0.2%
CSN Resources SA 4.625% due 06/10/2031	$600	462

Total Brazil (Cost $469)		462

CAMEROON 0.2%
SOVEREIGN ISSUES 0.2%
Republic of Cameroon International Bonds 9.500% due 07/31/2031	$500	499

Total Cameroon (Cost $472)		499

CAYMAN ISLANDS 1.0%
CONVERTIBLE BONDS & NOTES 0.1%
CIFI Holdings Group Co. Ltd. 0.000% due 06/30/2029 «(c)(i)	$484	35
Kaisa Group Holdings Ltd.
0.000% due 12/31/2026 (c)	50	1
0.000% due 12/31/2027 (c)	63	1
0.000% due 12/31/2028 (c)	100	1
0.000% due 12/31/2029 (c)	100	1
0.000% due 12/31/2030 (c)	125	0
0.000% due 12/31/2031 (c)	125	0
0.000% due 12/31/2032 (c)	236	2
Sunac China Holdings Ltd.
0.000% due 06/23/2026 «(c)	577	92
0.000% due 06/23/2028 «(c)	69	15

		148

CORPORATE BONDS & NOTES 0.9%
Kaisa Group Holdings Ltd. 5.000% due 11/30/2027	11	1
Kaisa Group Holdings Ltd. (5.250% Cash or 6.250% PIK) 5.250% due 12/28/2028 (a)	84	2
Kaisa Group Holdings Ltd. (5.500% Cash or 6.500% PIK) 5.500% due 12/28/2029 (a)	141	3
Kaisa Group Holdings Ltd. (5.750% Cash or 6.750% PIK) 5.750% due 12/28/2030 (a)	170	3
Kaisa Group Holdings Ltd. (6.000% Cash or 7.000% PIK) 6.000% due 12/28/2031 (a)	256	4
Kaisa Group Holdings Ltd. (6.250% Cash or 7.250% PIK) 6.250% due 12/28/2032 (a)	241	4
Kaisa Group Holdings Ltd. (6.721% Cash or 7.721% PIK) 6.721% due 12/28/2028 (a)	58	1

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Kona Spc Ltd. 5.718% due 09/15/2026 «•	EUR	1,500	1,769

			1,787

Total Cayman Islands (Cost $2,096)			1,935

CHILE 0.3%
SOVEREIGN ISSUES 0.3%
Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	115,000	126
5.800% due 10/01/2029		470,000	535

Total Chile (Cost $625)			661

CHINA 0.0%
		SHARES
COMMON STOCKS 0.0%
Kaisa Group Holdings Ltd. (b)		744,350	9

Total China (Cost $0)			9

		PRINCIPAL AMOUNT (000s)
COLOMBIA 12.3%
CORPORATE BONDS & NOTES 0.7%
Ecopetrol SA 5.875% due 05/28/2045		$1,900	1,415

SOVEREIGN ISSUES 11.6%
Colombia TES
2.250% due 04/18/2029 (f)	COP	1,906,232	446
11.000% due 08/22/2029		29,235,800	7,317
11.750% due 01/24/2035		20,878,200	5,148
12.750% due 11/28/2040		22,126,900	5,745
13.250% due 02/09/2033		19,153,800	5,139

			23,795

Total Colombia (Cost $24,878)			25,210

COSTA RICA 0.6%
SOVEREIGN ISSUES 0.6%
Costa Rica Government International Bonds 5.500% due 11/21/2030	EUR	1,000	1,205

Total Costa Rica (Cost $1,164)			1,205

ECUADOR 0.5%
SOVEREIGN ISSUES 0.5%
Ecuador Government International Bonds 6.900% due 07/31/2035 þ		$1,200	1,061

Total Ecuador (Cost $948)			1,061

IVORY COAST 0.5%
SOVEREIGN ISSUES 0.5%
Ivory Coast Government International Bonds 8.075% due 04/01/2036		$900	974

Total Ivory Coast (Cost $926)			974

KAZAKHSTAN 0.5%
SOVEREIGN ISSUES 0.5%
Development Bank of Kazakhstan JSC 18.400% due 10/16/2028	KZT	498,500	1,021

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Total Kazakhstan (Cost $920)			1,021

LUXEMBOURG 0.3%
CORPORATE BONDS & NOTES 0.3%
Poinsettia Finance Ltd. SARL 6.625% due 06/17/2031		$577	567

Total Luxembourg (Cost $566)			567

PERU 0.9%
CORPORATE BONDS & NOTES 0.6%
Petroleos del Peru SA 5.625% due 06/19/2047		$2,000	1,273

SOVEREIGN ISSUES 0.3%
Peru Government International Bonds 6.950% due 08/12/2031	PEN	1,761	582

Total Peru (Cost $1,930)			1,856

ROMANIA 0.5%
SOVEREIGN ISSUES 0.5%
Romania Government International Bonds 5.625% due 05/30/2037	EUR	900	1,031

Total Romania (Cost $1,008)			1,031

SENEGAL 0.2%
SOVEREIGN ISSUES 0.2%
Senegal Government International Bonds 4.750% due 03/13/2028	EUR	500	409

Total Senegal (Cost $488)			409

SOUTH AFRICA 0.8%
SOVEREIGN ISSUES 0.8%
Republic of South Africa Government Bonds 8.875% due 02/28/2035	ZAR	25,200	1,588

Total South Africa (Cost $1,538)			1,588

UKRAINE 1.0%
SOVEREIGN ISSUES 1.0%
Ukraine Government International Bonds
0.000% due 02/01/2030 þ(e)		$900	536
0.000% due 02/01/2034 þ(e)		1,100	525
0.000% due 02/01/2035 þ(e)		900	513
0.000% due 02/01/2036 þ(e)		900	511

Total Ukraine (Cost $2,064)			2,085

UNITED STATES 3.3%
U.S. GOVERNMENT AGENCIES 3.3%
Uniform Mortgage-Backed Security, TBA
4.000% due 02/01/2056		$1,600	1,517
4.500% due 02/01/2056		1,600	1,561
5.000% due 02/01/2056		1,700	1,694
5.500% due 02/01/2056		2,000	2,026

			6,798

Total United States (Cost $6,800)			6,798

ZAMBIA 0.1%
SOVEREIGN ISSUES 0.1%
Zambia Government International Bonds 0.500% due 12/31/2053		$200	141

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Total Zambia (Cost $143)		141

	SHARES
SHORT-TERM INSTRUMENTS 0.4%
MUTUAL FUNDS 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.850% (h)	432,450	432

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.2%
3.630% due 04/21/2026 (c)(d)(l)	$334	330

Total Short-Term Instruments (Cost $763)		762

Total Investments in Securities (Cost $50,234)		50,739

	SHARES
INVESTMENTS IN AFFILIATES 76.1%
UNITED STATES 73.3%
MUTUAL FUNDS (g) 73.3%
PIMCO Emerging Markets Bond Fund	1,946,434	17,713
PIMCO Emerging Markets Corporate Bond Fund	4,819,704	45,064
PIMCO Emerging Markets Local Currency and Bond Fund	13,800,110	88,183

		150,960

Total United States (Cost $136,212)		150,960

SHORT-TERM INSTRUMENTS 2.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.8%
PIMCO Short-Term Floating NAV Portfolio III	593,607	5,782

Total Short-Term Instruments (Cost $5,781)		5,782

Total Investments in Affiliates (Cost $141,993)		156,742

Total Investments 100.8% (Cost $192,227)		$207,481
Financial Derivative Instruments (j)(k) 0.1%(Cost or Premiums, net $791)		170
Other Assets and Liabilities, net (0.9)%		(1,866)

Net Assets 100.0%		$205,785

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security did not produce income within the last twelve months.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Security becomes interest bearing at a future date.
(f)	Principal amount of security is adjusted for inflation.
(g)	Institutional Class Shares of each Fund.
(h)	Coupon represents a 7-Day Yield.
(i)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

CIFI Holdings Group Co. Ltd.	0.000%	06/30/2029	12/29/2025	$35	$35	0.02%

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note March Futures	03/2026	12	$2,505	$2	$0	$(1)
U.S. Treasury 5-Year Note March Futures	03/2026	28	3,061	0	0	(3)
U.S. Treasury 10-Year Note March Futures	03/2026	280	31,483	(24)	0	(57)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	8	944	(13)	0	(3)

Total Futures Contracts	$(35)	$0	$(64)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day THB-THOR Compounded-OIS	1.245%	Quarterly	10/29/2030	THB	269,300	$47	$(58)	$(11)	$0	$(2)
Pay(1)	1-Day THB-THOR Compounded-OIS	1.500	Quarterly	03/18/2031	40,000	13	3	16	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030	$32,600	579	(151)	428	0	(53)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	6,400	161	(173)	(12)	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055	8,900	345	298	643	29	0
Pay	1-Year BRL-CDI	12.716	Maturity	01/02/2029	BRL	52,000	0	(90)	(90)	0	0
Pay	1-Year BRL-CDI	12.750	Maturity	01/02/2029	20,300	0	(33)	(33)	0	0
Receive	1-Year BRL-CDI	12.780	Maturity	01/02/2029	54,400	9	71	80	0	0
Receive	1-Year BRL-CDI	13.245	Maturity	01/02/2029	28,600	(31)	22	(9)	0	0
Pay	1-Year BRL-CDI	13.370	Maturity	01/02/2029	54,300	80	(56)	24	0	0
Pay	1-Year BRL-CDI	12.910	Maturity	01/02/2031	43,400	0	(85)	(85)	0	0
Receive(1)	3-Month CNY-CNREPOFIX	1.500	Quarterly	03/18/2031	CNY	17,800	11	0	11	0	0

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Receive	3-Month COP-IBR Compounded-OIS	8.933	Quarterly	08/22/2029	COP	8,553,900	0	126	126	0	(3)
Receive	3-Month KRW-KORIBOR	2.500	Quarterly	09/17/2030	KRW	3,254,300	42	22	64	0	0
Pay(1)	3-Month MYR-KLIBOR	3.000	Quarterly	03/18/2031	MYR	7,300	(31)	0	(31)	0	0
Pay	3-Month ZAR-JIBAR	7.180	Quarterly	12/04/2030	ZAR	33,600	41	8	49	2	0
Receive	6-Month CLP-CHILIBOR	4.745	Semi-Annual	09/17/2030	CLP	2,125,300	0	0	0	0	(1)
Pay	6-Month CZK-PRIBOR	3.880	Annual	11/03/2030	CZK	51,900	(2)	11	9	5	0
Pay	6-Month CZK-PRIBOR	4.018	Annual	11/25/2030	102,700	(10)	56	46	11	0
Pay	6-Month CZK-PRIBOR	4.049	Annual	12/12/2030	20,800	6	5	11	2	0
Pay	6-Month HUF-BBR	6.319	Annual	11/03/2030	HUF	899,200	4	25	29	8	0
Pay	28-Day MXN-TIIE	7.415	Lunar	11/18/2030	MXN	26,800	(17)	(1)	(18)	2	0

Total Swap Agreements	$1,247	$0	$1,247	$70	$(59)

Cash of $2,571 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.
(1)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2026	COP	2,041,482	$534	$0	$0
01/2026	$410	EUR	347	0	(2)
01/2026	194	KRW	284,334	3	0
01/2026	38	NGN	58,252	2	0
01/2026	402	TRY	17,469	3	0
02/2026	COP	1,572,398	$412	4	0
02/2026	KRW	261,643	180	0	(2)
02/2026	$2,512	NGN	3,806,740	113	0
03/2026	COP	9,678,045	$2,519	24	0
03/2026	PEN	2,214	657	0	0
05/2026	$600	TRY	29,298	20	0
BPS	01/2026	EUR	1,523	$1,786	0	(5)
01/2026	$2,427	IDR	40,592,604	4	0
03/2026	1,425	CZK	29,657	19	0
06/2026	ARS	1,833,836	$1,106	64	0
BRC	01/2026	MYR	5,702	1,389	0	(18)
01/2026	$1,225	MYR	4,980	4	0
01/2026	1,021	THB	31,751	0	(12)
01/2026	1,982	TRY	88,224	59	0
01/2026	571	ZAR	9,890	25	0
03/2026	341	TRY	15,676	3	0
BSH	01/2026	BRL	800	$145	0	(1)
01/2026	$144	BRL	800	2	0
01/2026	206	JPY	32,045	0	(1)
02/2026	BRL	806	$144	0	(2)
03/2026	CLP	1,320,643	1,408	0	(60)
CBK	01/2026	COP	68,164,709	17,846	60	(73)
01/2026	EUR	52	61	0	(1)
01/2026	$1,223	CNY	8,606	5	0
01/2026	1,855	COP	6,991,495	0	(4)
01/2026	4,160	EUR	3,546	9	0
01/2026	1,737	INR	154,667	0	(20)
01/2026	408	RON	1,764	0	(2)
01/2026	265	UYU	10,440	2	0
02/2026	COP	1,539,028	$404	5	0
02/2026	$50	EGP	2,462	1	0
02/2026	265	UYU	10,475	2	0
03/2026	CLP	513,621	$551	0	(20)
03/2026	$265	UYU	10,507	2	0
04/2026	4,031	VND	107,869,560	30	0
05/2026	47	NGN	73,910	2	0
11/2026	NGN	77,615	$48	0	(1)
FAR	01/2026	GBP	1,510	1,983	0	(52)
01/2026	$103	ILS	329	1	0
01/2026	711	ZAR	12,222	26	0
01/2026	ZAR	9,681	$577	0	(7)
02/2026	ILS	329	103	0	(1)
GLM	01/2026	COP	6,245,120	1,640	5	0
01/2026	ILS	1,225	379	0	(6)
01/2026	MYR	550	134	0	(2)
01/2026	THB	64,240	2,018	0	(23)
01/2026	$1,221	IDR	20,496,039	7	0
01/2026	1,003	MYR	4,096	8	0
01/2026	527	ZAR	9,088	21	0
02/2026	21	HUF	6,906	0	0
02/2026	1,950	MXN	36,673	80	0

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	December 31, 2025 (Unaudited)

03/2026	BRL	92	$17	0	0
03/2026	$3,049	BRL	16,892	0	(6)
03/2026	1,938	CLP	1,793,763	56	0
03/2026	2,359	TRY	107,260	29	0
IND	01/2026	1,023	PLN	3,659	0	(4)
JPM	01/2026	CNY	7,016	$997	0	(4)
01/2026	HKD	22,085	2,842	2	0
01/2026	ILS	2,001	614	0	(14)
01/2026	KRW	987,604	688	3	0
01/2026	$249	INR	22,186	0	(3)
01/2026	495	PLN	1,832	16	0
01/2026	194	ZAR	3,331	7	0
02/2026	TRY	9,129	$200	0	(5)
02/2026	$688	KRW	986,308	0	(4)
02/2026	26	NGN	39,867	1	0
MBC	01/2026	CAD	696	$495	0	(13)
01/2026	EGP	975	20	0	0
01/2026	EUR	1,011	1,173	0	(15)
01/2026	INR	150,345	1,667	0	(2)
01/2026	SGD	7,744	5,968	0	(60)
01/2026	$156	EGP	7,653	3	0
01/2026	2,089	EUR	1,776	0	(1)
01/2026	1,214	INR	109,457	0	0
01/2026	9	JPY	1,374	0	0
02/2026	0	EGP	6	0	0
04/2026	23	1,205	1	0
05/2026	429	21,846	9	0
MYI	03/2026	MXN	755	$42	0	0
RYL	03/2026	$498	CZK	10,236	0	0
SCX	01/2026	410	EGP	20,228	13	0
01/2026	4,038	IDR	67,519,523	6	0
01/2026	160	JPY	24,858	0	(1)
01/2026	144	NGN	219,938	8	0
02/2026	HUF	27,347	$83	0	0
02/2026	$45	NGN	69,075	2	0
04/2026	549	EGP	28,272	24	0
SOG	01/2026	370	EUR	320	6	0
01/2026	595	JPY	92,991	0	0
01/2026	480	KRW	702,719	7	0
01/2026	507	RON	2,203	1	0
02/2026	238	EGP	11,743	4	0
03/2026	MXN	51	$3	0	0
03/2026	PEN	2	1	0	0
03/2026	$996	MXN	18,662	33	0
SSB	01/2026	BRL	804	$151	4	0
01/2026	$500	CAD	691	4	0
UAG	01/2026	993	ZAR	17,265	48	0
02/2026	TRY	50,260	$1,100	0	(27)
02/2026	$512	COP	1,918,888	0	(14)
03/2026	CLP	554,798	$596	0	(20)

Total Forward Foreign Currency Contracts	$902	$(508)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC USD versus KRW	KRW	1,417.000	02/11/2026	1,198	$7	$6
Put - OTC USD versus KRW	1,419.000	02/11/2026	1,198	7	7
Put - OTC USD versus KRW	1,419.000	02/12/2026	1,236	8	7
BRC	Put - OTC USD versus KRW	1,423.000	02/12/2026	416	3	3

Total Purchased Options	$25	$23

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC USD verses TRY	TRY	55.000	05/11/2026	1,986	$(25)	$(33)
Put - OTC USD versus KRW	KRW	1,380.000	02/11/2026	1,198	(2)	(2)
Put - OTC USD versus KRW	1,382.000	02/11/2026	1,198	(2)	(2)
Put - OTC USD versus KRW	1,383.000	02/12/2026	1,236	(3)	(2)
Put - OTC USD versus TRY	TRY	46.200	05/11/2026	1,986	(53)	(32)
BRC	Put - OTC USD versus KRW	KRW	1,385.000	02/12/2026	416	(1)	(1)
GLM	Call - OTC USD verses TRY	TRY	47.700	02/09/2026	1,986	(36)	(12)
JPM	Call - OTC USD verses TRY	52.600	02/19/2026	3,500	(40)	(16)
UAG	Call - OTC USD verses TRY	52.600	02/23/2026	20,000	(232)	(100)

Total Written Options	$(394)	$(200)

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	December 31, 2025 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Brazil Government International Bonds	1.000%	Quarterly	12/20/2028	0.868%	$2,000	$(85)	$93	$8	$0
CBK	Petroleos Mexicanos	1.000	Quarterly	12/20/2026	1.757	200	(2)	0	0	(2)

Total Swap Agreements							$(87)	$93	$8	$(2)

(l)

Securities with an aggregate market value of $330 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)					Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 12/31/2025

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Investments in Securities, at Value
Angola
Sovereign Issues	$0	$504	$0	$504
Argentina
Sovereign Issues	0	1,962	0	1,962
Brazil
Corporate Bonds & Notes	0	462	0	462
Cameroon
Sovereign Issues	0	499	0	499
Cayman Islands
Convertible Bonds & Notes	0	6	142	148
Corporate Bonds & Notes	0	18	1,769	1,787
Chile
Sovereign Issues	0	661	0	661
China
Common Stocks	0	9	0	9
Colombia
Corporate Bonds & Notes	0	1,415	0	1,415
Sovereign Issues	0	23,795	0	23,795
Costa Rica
Sovereign Issues	0	1,205	0	1,205
Ecuador
Sovereign Issues	0	1,061	0	1,061
Ivory Coast
Sovereign Issues	0	974	0	974
Kazakhstan
Sovereign Issues	0	1,021	0	1,021
Luxembourg
Corporate Bonds & Notes	0	567	0	567
Peru
Corporate Bonds & Notes	0	1,273	0	1,273
Sovereign Issues	0	583	0	583
Romania
Sovereign Issues	0	1,031	0	1,031
Senegal
Sovereign Issues	0	409	0	409
South Africa
Sovereign Issues	0	1,588	0	1,588
Ukraine
Sovereign Issues	0	2,085	0	2,085
United States
U.S. Government Agencies	0	6,798	0	6,798
Zambia
Sovereign Issues	0	141	0	141
Short-Term Instruments
Mutual Funds	0	432	0	432
U.S. Treasury Bills	0	330	0	330

	$0	$48,829	$1,911	$50,740
Investments in Affiliates, at Value
United States
Mutual Funds	150,959	0	0	150,959
Short-Term Instruments
Central Funds Used for Cash Management Purposes	5,782	0	0	5,782

	$156,741	$0	$0	$156,741

Total Investments	$156,741	$48,829	$1,911	$207,481

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	70	0	70
Over the counter	0	933	0	933

	$0	$1,003	$0	$1,003
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(123)	0	(123)
Over the counter	0	(710)	0	(710)

	$0	$(833)	$0	$(833)

Total Financial Derivative Instruments	$0	$170	$0	$170

Totals	$156,741	$48,999	$1,911	$207,651

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.1% ¤
AZERBAIJAN 0.0%
CORPORATE BONDS & NOTES 0.0%
SOCAR Turkey Enerji AS via Steas Funding 1 DAC 7.230% due 03/17/2026		$1,400	$1,402

Total Azerbaijan (Cost $1,400)			1,402

BRAZIL 4.8%
CORPORATE BONDS & NOTES 0.6%
Banco do Brasil SA 8.500% due 07/29/2026	MXN	135,000	7,570
Vale SA 0.000% due 12/29/2049 ~(h)	BRL	114,743	8,585

			16,155

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Oi SA TBD% - 19.000% due 12/30/2050 «~		$6,394	64

SOVEREIGN ISSUES 4.2%
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2026 (e)	BRL	137,300	24,238
0.000% due 07/01/2026 (e)		2,600	444
0.000% due 07/01/2028 (e)		83,000	11,150
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2027		84,700	14,984
10.000% due 01/01/2029		203,200	34,398
10.000% due 01/01/2031		235,200	37,833
10.000% due 01/01/2033		1,300	201

			123,248

Total Brazil (Cost $143,879)			139,467

CAYMAN ISLANDS 0.6%
ASSET-BACKED SECURITIES 0.1%
IFC Emerging Markets Securitization Ltd. 5.454% due 12/31/2035 •		$1,100	1,100
LCM 30 Ltd. 5.226% due 04/20/2031 •		563	563
Venture 36 CLO Ltd. 5.276% due 04/20/2032 •		1,817	1,818

			3,481

CONVERTIBLE BONDS & NOTES 0.0%
Kaisa Group Holdings Ltd.
0.000% due 12/31/2026 (e)		563	7
0.000% due 12/31/2027 (e)		704	5
0.000% due 12/31/2028 (e)		1,127	7
0.000% due 12/31/2029 (e)		1,127	7
0.000% due 12/31/2030 (e)		1,409	5
0.000% due 12/31/2031 (e)		1,409	5
0.000% due 12/31/2032 (e)		2,657	27
Sunac China Holdings Ltd.
0.000% due 06/23/2026 «(e)		1,154	185
0.000% due 06/23/2028 «(e)		137	30

			278

CORPORATE BONDS & NOTES 0.4%
Fish Pond Re Ltd. 7.630% (BRMMUSDF + 4.020%) due 01/08/2027 ~		550	560
Kaisa Group Holdings Ltd. 5.000% due 11/30/2027		120	10
Kaisa Group Holdings Ltd. (5.250% Cash or 6.250% PIK) 5.250% due 12/28/2028 (a)		948	19

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Kaisa Group Holdings Ltd. (5.500% Cash or 6.500% PIK) 5.500% due 12/28/2029 (a)		1,586	30
Kaisa Group Holdings Ltd. (5.750% Cash or 6.750% PIK) 5.750% due 12/28/2030 (a)		1,912	30
Kaisa Group Holdings Ltd. (6.000% Cash or 7.000% PIK) 6.000% due 12/28/2031 (a)		2,881	49
Kaisa Group Holdings Ltd. (6.250% Cash or 7.250% PIK) 6.250% due 12/28/2032 (a)		2,711	41
Kaisa Group Holdings Ltd. (6.721% Cash or 7.721% PIK) 6.721% due 12/28/2028 (a)		648	16
Kona Spc Ltd. 5.718% due 09/15/2026 «•	EUR	7,500	8,846
Peru Payroll Deduction Finance Ltd. 0.000% due 11/01/2029 «(e)		$1,091	972
Red Dorsal Finance Ltd. 5.875% due 10/12/2031		1,280	1,271

			11,844

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Ziraat 6.805% - 7.566% (TSFR3M + 3.100%) due 06/15/2034 «~		4,300	4,303

Total Cayman Islands (Cost $21,543)			19,906

CHILE 4.0%
SOVEREIGN ISSUES 4.0%
Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	43,950,000	47,960
5.000% due 10/01/2028		6,780,000	7,586
5.000% due 03/01/2035		13,835,000	14,998
5.800% due 10/01/2029		27,685,000	31,537
5.800% due 10/01/2034		195,000	224
6.000% due 04/01/2033		13,210,000	15,250

Total Chile (Cost $111,838)			117,555

CHINA 3.2%
		SHARES
COMMON STOCKS 0.0%
Kaisa Group Holdings Ltd. (c)		8,287,096	103

		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 3.2%
China Development Bank
2.630% due 01/08/2034	CNY	70,700	10,595
2.820% due 05/22/2033		127,180	19,283
China Government Bonds
1.650% due 05/15/2035		116,250	16,347
2.040% due 11/25/2034		36,090	5,246
2.150% due 08/25/2055		66,100	9,198
2.190% due 09/25/2054		107,940	14,895
3.120% due 10/25/2052		5,900	974
3.810% due 09/14/2050		48,180	8,754
China Government International Bonds
3.625% due 11/13/2028 (k)		$4,300	4,336
3.625% due 11/13/2028		700	706
3.750% due 11/13/2030		1,600	1,617

			91,951

Total China (Cost $90,916)			92,054

COLOMBIA 8.8%
SOVEREIGN ISSUES 8.8%
Bogota Distrito Capital 13.140% due 11/05/2035	COP	50,688,000	13,444
Colombia TES
2.250% due 04/18/2029 (g)		44,081,619	10,319
6.500% due 01/22/2031 (g)		101,117,673	26,661
7.000% due 03/26/2031		6,870,700	1,418
11.000% due 08/22/2029		262,866,700	65,789
11.500% due 07/25/2046		8,361,300	1,975
11.750% due 01/24/2035		281,160,800	69,324

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

12.750% due 11/28/2040		117,643,900	30,544
13.250% due 02/09/2033		131,380,200	35,249

Total Colombia (Cost $252,054)			254,723

COSTA RICA 0.3%
SOVEREIGN ISSUES 0.3%
Costa Rica Government International Bonds 5.500% due 11/21/2030	EUR	6,000	7,230

Total Costa Rica (Cost $6,985)			7,230

CZECH REPUBLIC 3.7%
SOVEREIGN ISSUES 3.7%
Czech Republic Government Bonds
1.750% due 06/23/2032	CZK	79,600	3,338
2.000% due 10/13/2033 (k)		60,900	2,496
3.600% due 06/03/2036		205,300	9,161
4.200% due 12/04/2036		35,300	1,659
4.500% due 11/11/2032 (k)		1,239,270	60,929
4.900% due 04/14/2034 (k)		169,390	8,492
5.000% due 09/30/2030 (k)		393,900	19,978

Total Czech Republic (Cost $98,852)			106,053

DENMARK 0.0%

Total Denmark (Cost $0)			0

DOMINICAN REPUBLIC 2.2%
SOVEREIGN ISSUES 2.2%
Dominican Republic International Bonds
10.500% due 03/15/2037	DOP	3,200,450	54,581
10.750% due 06/01/2036		413,950	7,149
13.625% due 02/03/2033		54,000	1,037
13.625% due 02/10/2034		63,300	1,226

Total Dominican Republic (Cost $61,015)			63,993

ECUADOR 0.2%
SOVEREIGN ISSUES 0.2%
Ecuador Government International Bonds
0.000% due 07/31/2030 (e)		$425	364
5.000% due 07/31/2040 þ		60	47
6.900% due 07/31/2030 þ		5,232	5,191
6.900% due 07/31/2035 þ		1,523	1,346

Total Ecuador (Cost $4,394)			6,948

EGYPT 1.0%
SOVEREIGN ISSUES 1.0%
Egypt Government Bonds 21.954% due 03/04/2028	EGP	1,329,100	27,903

Total Egypt (Cost $25,452)			27,903

GERMANY 0.9%
CORPORATE BONDS & NOTES 0.7%
Deutsche Bank AG 8.010% due 07/18/2034 «	INR	1,700,000	19,333

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Stepstone Group MidCo 2 GmbH 6.599% - 7.723% (EUR006M + 4.500%) due 04/26/2032 ~	EUR	4,800	5,345

Total Germany (Cost $24,890)			24,678

GHANA 0.2%
SOVEREIGN ISSUES 0.2%
Republic of Ghana Government Bonds
8.650% due 02/13/2029	GHS	34,777	2,795
8.800% due 02/12/2030		17,000	1,310
8.950% due 02/11/2031		28	2
9.250% due 02/08/2033		10,430	722

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Total Ghana (Cost $3,077)			4,829

HUNGARY 1.3%
SOVEREIGN ISSUES 1.3%
Hungary Government Bonds
3.000% due 10/27/2038 (k)	HUF	731,300	1,485
4.750% due 11/24/2032 (k)		13,051,700	36,001
7.000% due 10/24/2035 (k)		273,200	848

Total Hungary (Cost $35,663)			38,334

INDONESIA 5.1%
SOVEREIGN ISSUES 5.1%
Indonesia Treasury Bonds
6.500% due 07/15/2030	IDR	428,882,000	26,741
6.625% due 02/15/2034		86,832,000	5,406
6.750% due 07/15/2035		762,558,000	48,150
7.000% due 02/15/2033		208,828,000	13,260
7.125% due 06/15/2038		86,770,000	5,569
7.125% due 08/15/2040		220,706,000	14,214
7.125% due 06/15/2042		6,871,000	440
7.125% due 06/15/2043		16,028,000	1,024
7.125% due 08/15/2045		283,034,000	18,250
7.500% due 05/15/2038		91,004,000	6,013
7.500% due 04/15/2040		88,950,000	5,839
8.375% due 04/15/2039		62,230,000	4,379

Total Indonesia (Cost $148,218)			149,285

IRELAND 0.4%
ASSET-BACKED SECURITIES 0.0%
Carlyle Global Market Strategies Euro CLO Ltd. 2.814% due 11/15/2031 •	EUR	98	116

CORPORATE BONDS & NOTES 0.1%
CIMA Finance DAC 2.950% due 09/05/2029 (k)		$1,646	1,554

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Panama Government International Bonds 3.837% - 9.716% (EUR006M + 1.750%) due 03/05/2027 «~	EUR	6,300	7,419

Total Ireland (Cost $8,462)			9,089

IVORY COAST 0.5%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Republic of Cote d'Ivoire
4.916% - 9.488% (EUR006M + 2.850%) due 03/18/2026 «~	EUR	2,600	3,056
5.153% - 9.488% (EUR006M + 3.050%) due 03/09/2026 «~		7,300	8,565

			11,621

SOVEREIGN ISSUES 0.1%
Ivory Coast Government International Bonds
4.875% due 01/30/2032		1,317	1,502
5.250% due 03/22/2030		400	472

			1,974

Total Ivory Coast (Cost $12,374)			13,595

KAZAKHSTAN 0.5%
SOVEREIGN ISSUES 0.5%
Development Bank of Kazakhstan JSC
10.950% due 05/06/2026	KZT	611,500	1,183
13.489% due 05/23/2028		872,000	1,623
18.400% due 10/16/2028		6,094,500	12,486

Total Kazakhstan (Cost $14,218)			15,292

KENYA 0.1%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Republic of Kenya Government International Bonds 9.186% (PRIME + 5.400%) due 04/05/2028 «~		$2,250	2,228

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Total Kenya (Cost $2,240)			2,228

LUXEMBOURG 0.1%
		SHARES
COMMON STOCKS 0.0%
Drillco Holdings Luxembourg SA «(j)		10,272	232
Foresea Holdings SA «		10,634	240

			472

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 0.1%
FORESEA Holding SA 7.500% due 06/15/2030		260	257
Poinsettia Finance Ltd. SARL 6.625% due 06/17/2031		2,524	2,480

			2,737

Total Luxembourg (Cost $2,954)			3,209

MALAYSIA 6.7%
SOVEREIGN ISSUES 6.7%
Malaysia Government Bonds
3.828% due 07/05/2034	MYR	29,430	7,431
3.844% due 04/15/2033		2,500	632
3.899% due 11/16/2027		28,990	7,276
3.917% due 07/15/2055		3,530	862
4.054% due 04/18/2039		153,390	39,101
4.065% due 06/15/2050		13,699	3,425
4.180% due 05/16/2044		6,660	1,716
4.254% due 05/31/2035		28,420	7,422
4.457% due 03/31/2053		61,910	16,438
4.642% due 11/07/2033		60,720	16,191
4.696% due 10/15/2042		6,078	1,654
4.762% due 04/07/2037		9,554	2,586
4.893% due 06/08/2038		30,070	8,268
Malaysia Government Investment Issue
3.422% due 09/30/2027		157,580	39,116
3.612% due 04/30/2035		9,470	2,357
3.804% due 10/08/2031		7,800	1,975
4.119% due 11/30/2034		27,970	7,215
4.130% due 07/09/2029		65,000	16,529
4.193% due 10/07/2032		13,630	3,513
4.291% due 08/14/2043		20,870	5,448
4.417% due 09/30/2041		2,714	719
4.662% due 03/31/2038		12,800	3,461
5.357% due 05/15/2052		5,700	1,715

Total Malaysia (Cost $182,306)			195,050

MEXICO 8.8%
		SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita SA «(c)		742,577	0

		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 8.8%
Mexico Bonos
7.500% due 05/26/2033	MXN	137,000	7,080
7.750% due 05/29/2031		338,900	18,153
7.750% due 11/23/2034		53,900	2,780
7.750% due 11/13/2042		812,300	38,598
8.000% due 11/07/2047		195,900	9,372
8.000% due 07/31/2053		526,870	24,956
8.500% due 03/01/2029		723,500	40,569
8.500% due 05/31/2029		340,800	19,107

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

8.500% due 02/28/2030		1,647,100	91,777
8.500% due 11/18/2038		71,400	3,721
Mexico Udibonos 4.000% due 08/24/2034 (g)		127	7

			256,120

Total Mexico (Cost $234,454)			256,120

NETHERLANDS 0.1%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
VEON Amsterdam BV 8.206% (TSFR3M + 4.250%) due 03/25/2027 «~		$3,400	3,400

Total Netherlands (Cost $3,368)			3,400

NIGERIA 0.1%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Bank of Industry Ltd. 3.754% - 9.719% (EUR003M + 1.700%) due 08/23/2027 ~	EUR	3,100	3,633

Total Nigeria (Cost $3,256)			3,633

PARAGUAY 0.4%
SOVEREIGN ISSUES 0.4%
Paraguay Government International Bonds
7.900% due 02/09/2031	PYG	39,627,000	5,748
8.500% due 03/04/2035		42,776,000	6,215

Total Paraguay (Cost $10,711)			11,963

PERU 6.7%
CORPORATE BONDS & NOTES 0.8%
Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	15,000	4,730
10.100% due 12/15/2043		56,200	18,184

			22,914

SOVEREIGN ISSUES 5.9%
Peru Government Bonds
5.350% due 08/12/2040		9,000	2,378
5.400% due 08/12/2034		9,500	2,821
6.150% due 08/12/2032		24,000	7,705
6.850% due 08/12/2035		82,500	26,467
7.300% due 08/12/2033		86,200	29,265
7.600% due 08/12/2039		500	163
Peru Government International Bonds
5.400% due 08/12/2034		74,800	22,208
6.150% due 08/12/2032		177,000	56,828
6.850% due 02/12/2042		3,800	1,211
6.900% due 08/12/2037		2,700	841
6.950% due 08/12/2031		50,400	16,671
7.300% due 08/12/2033		15,800	5,342

			171,900

Total Peru (Cost $169,927)			194,814

PHILIPPINES 5.9%
SOVEREIGN ISSUES 5.9%
Philippines Government Bonds
6.250% due 02/28/2029	PHP	9,431,880	163,859
6.500% due 05/19/2029		96,070	1,682
Philippines Government International Bonds 6.250% due 01/14/2036		369,000	6,237

Total Philippines (Cost $172,455)			171,778

POLAND 6.4%
SOVEREIGN ISSUES 6.4%
Republic of Poland Government Bonds
2.000% due 08/25/2036 (g)	PLN	32,047	8,128
2.750% due 10/25/2029 (k)		36,800	9,721
4.500% due 07/25/2030 (k)		288,200	80,616
4.750% due 07/25/2029 (k)		85,800	24,319
5.000% due 01/25/2030 (k)		15,200	4,336

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

5.000% due 10/25/2034		27,570	7,666
5.000% due 10/25/2035		76,070	20,942
6.000% due 10/25/2033 (k)		96,450	28,727

Total Poland (Cost $172,262)			184,455

ROMANIA 2.2%
SOVEREIGN ISSUES 2.2%
Romania Government Bonds
4.250% due 04/28/2036	RON	82,100	15,563
4.750% due 10/11/2034		9,700	1,950
5.000% due 02/12/2029		10,300	2,274
6.750% due 04/25/2035		5,900	1,363
6.850% due 07/29/2030		43,100	10,011
7.100% due 07/31/2034		32,700	7,709
7.350% due 04/28/2031		49,400	11,731
7.650% due 07/27/2031		19,100	4,597
8.000% due 04/29/2030		30,500	7,378

Total Romania (Cost $58,608)			62,576

SERBIA 0.6%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Tesler 7.897% (EUR003M + 5.850%) due 05/21/2028 «~	EUR	3,900	4,534

SOVEREIGN ISSUES 0.4%
Serbia Treasury Bonds
4.500% due 08/20/2032	RSD	345,400	3,386
5.250% due 07/27/2035		884,800	8,954

			12,340

Total Serbia (Cost $16,177)			16,874

SOUTH AFRICA 10.2%
CORPORATE BONDS & NOTES 0.8%
Eskom Holdings
0.000% due 08/18/2027 (e)	ZAR	143,600	7,108
0.000% due 12/31/2032 (e)		363,100	8,399
Transnet
10.000% due 03/30/2029		103,000	6,177
13.500% due 04/18/2028		1,800	119

			21,803

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Transnet SOC Ltd. 11.125% due 03/02/2028 «~		44,429	2,690

SOVEREIGN ISSUES 9.3%
Republic of South Africa Government Bonds
6.250% due 03/31/2036		434,700	22,444
7.000% due 02/28/2031		573,627	33,889
8.000% due 01/31/2030		415,250	25,645
8.250% due 03/31/2032		197,200	12,217
8.500% due 01/31/2037		873,200	52,420
8.750% due 01/31/2044		89,000	5,174
8.750% due 02/28/2048		134,700	7,848
8.875% due 02/28/2035		1,127,800	71,073
9.000% due 01/31/2040		567,000	34,373
Republic of South Africa Government International Bonds 7.250% due 12/11/2055		$4,500	4,468

			269,551

Total South Africa (Cost $255,716)			294,044

SUPRANATIONAL 0.7%
CORPORATE BONDS & NOTES 0.7%
Banque Ouest Africaine de Developpement 6.250% due 10/14/2040	EUR	4,600	5,299
European Investment Bank 2.875% due 11/15/2029	PLN	58,700	15,574

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Total Supranational (Cost $18,993)			20,873

TANZANIA 0.1%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
United Republic of Tanzania 7.499% (EUR006M + 5.400%) due 04/26/2028 «~	EUR	2,000	2,368

Total Tanzania (Cost $2,347)			2,368

THAILAND 3.2%
SOVEREIGN ISSUES 3.2%
Thailand Government Bonds
2.000% due 06/17/2042	THB	103,190	3,197
2.410% due 03/17/2035		816,960	27,729
2.875% due 06/17/2046		23,000	799
2.980% due 06/17/2045		1,011,885	35,729
3.400% due 06/17/2036		96,040	3,535
3.450% due 06/17/2043		622,630	23,251

Total Thailand (Cost $89,177)			94,240

TURKEY 2.0%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
SOCAR Turkey Enerji AS 5.535% - 9.360% (EUR006M + 3.450%) due 08/11/2026 «~	EUR	8,300	9,779
Turkiye Vakiflar Bankasi TAO 5.100% - 9.488% (EUR003M + 3.000%) due 12/15/2028 «~		1,600	1,890

			11,669

SOVEREIGN ISSUES 1.6%
Turkiye Government Bonds
27.700% due 09/27/2034	TRY	781,900	18,524
34.100% due 07/10/2030		494,500	12,342
39.431% (BISTREFI + 0.000%) due 05/20/2026 ~		16,300	382
39.431% (BISTREFI + 0.000%) due 08/19/2026 ~		27,000	635
39.431% (BISTREFI + 0.000%) due 05/17/2028 ~		643,400	14,978

			46,861

Total Turkey (Cost $62,377)			58,530

UGANDA 0.0%
SOVEREIGN ISSUES 0.0%
Republic of Uganda Government Bonds
15.000% due 06/18/2043	UGX	1,633,700	386
15.800% due 06/23/2039		3,824,300	964

Total Uganda (Cost $1,354)			1,350

UKRAINE 0.1%
SOVEREIGN ISSUES 0.1%
Ukraine Government International Bonds
0.000% due 02/01/2034 þ(f)		$1,045	499
4.500% due 02/01/2029 þ(k)		529	398
4.500% due 02/01/2035 þ		1,441	865
4.500% due 02/01/2036 þ		1,600	944

Total Ukraine (Cost $2,210)			2,706

UNITED KINGDOM 1.3%
CORPORATE BONDS & NOTES 1.2%
ICBC Standard Bank PLC
20.000% due 09/18/2029 «	UZS	165,827,000	13,956
20.000% due 12/13/2029 «		61,608,000	5,125
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (e)		$19,470	15,035
Thames Water Super Senior Issuer PLC 9.750% due 10/10/2027	GBP	500	777

			34,893

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Canada Square Funding 6 PLC 4.785% due 01/17/2059 •		1,309	1,766

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Rochester Financing No. 3 PLC 4.473% due 12/18/2044 •	805	1,085
Tower Bridge Funding PLC 4.482% due 12/20/2063 •	248	335
Warwick Finance Residential Mortgages Number Three PLC 0.000% due 12/21/2049	0	759

		3,945

Total United Kingdom (Cost $35,673)		38,838

UNITED STATES 3.8%
ASSET-BACKED SECURITIES 0.6%
Bear Stearns Asset-Backed Securities Trust
4.686% due 08/25/2036 •	$1,096	1,084
4.746% due 03/25/2034 •	387	413
Credit-Based Asset Servicing & Securitization LLC 4.226% due 07/25/2037 •	9	6
GSAMP Trust
3.936% due 01/25/2037 •	852	528
4.146% due 12/25/2036 •	789	787
Lehman XS Trust 4.979% due 01/25/2036 þ	2,572	2,311
Merrill Lynch Mortgage Investors Trust 4.596% due 09/25/2035 •	1,497	1,478
Morgan Stanley Mortgage Loan Trust 4.326% due 12/25/2036 •	2,930	1,003
New Century Home Equity Loan Trust 4.166% due 08/25/2036 •	841	842
OneMain Financial Issuance Trust 4.130% due 05/14/2035	3,344	3,344
Option One Mortgage Loan Trust 4.066% due 04/25/2037 •	337	232
Securitized Asset-Backed Receivables LLC Trust 2.803% due 01/25/2036 þ	1,575	1,360
WaMu Asset-Backed Certificates WaMu Trust 4.086% due 05/25/2037 •	4,186	3,781

		17,169

CORPORATE BONDS & NOTES 1.0%
Beignet Investor LLC 6.581% due 05/30/2049	22,150	23,422
Rio Oil Finance Trust 9.750% due 01/06/2027	146	150
VB DPR Finance Co. 6.833% due 03/15/2035 «(j)	5,000	5,371

		28,943

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Ecopetrol SA TBD% due 04/12/2029 «µ	10,000	10,040

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.6%
American Home Mortgage Assets Trust 6.750% due 11/25/2046 þ	322	295
Angel Oak Mortgage Trust 0.909% due 01/25/2066 ~	2,500	2,203
Banc of America Funding Trust 2.372% due 03/20/2036 ~	10	10
BCAP LLC Trust
4.141% due 05/26/2037 ~	1,898	1,704
4.186% due 01/25/2037 •	142	135
Bear Stearns ALT-A Trust
3.963% due 04/25/2037 ~	5,495	3,778
4.084% due 08/25/2036 ~	231	153
Bear Stearns ARM Trust
4.422% due 02/25/2036 ~	28	26
5.031% due 01/25/2035 ~	2	2
CHL Mortgage Pass-Through Trust 4.530% due 09/25/2047 ~	13	12
CHL Reperforming Loan Trust REMICS 4.407% due 11/25/2034 •	106	101
Citigroup Mortgage Loan Trust, Inc.
4.457% due 09/25/2037 ~	2,101	1,977
5.044% due 07/25/2046 ~	21	20
6.746% due 03/25/2034 ~	4	3
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037	40	37
GreenPoint MTA Trust 4.286% due 06/25/2045 •	37	33
GSMPS Mortgage Loan Trust 4.196% due 01/25/2036 •	164	133

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

GSR Mortgage Loan Trust 4.974% due 11/25/2035 ~		54	23
HarborView Mortgage Loan Trust
5.503% due 08/19/2036 ~		1	1
6.029% due 10/19/2035 •		288	135
Impac CMB Trust
4.486% due 03/25/2035 •		59	58
5.730% due 01/25/2033 þ		120	121
IndyMac INDX Mortgage Loan Trust
4.206% due 02/25/2037 •		769	733
4.486% due 07/25/2045 •		82	63
JP Morgan Mortgage Trust 5.021% due 06/25/2036 ~		149	99
JP Morgan Resecuritization Trust 2.500% due 03/25/2056		106	105
Luminent Mortgage Trust 4.206% due 12/25/2036 •		7	7
Morgan Stanley Mortgage Loan Trust 5.782% due 06/25/2036 ~		5	5
Nomura Asset Acceptance Corp. Alternative Loan Trust 6.340% due 06/25/2036 þ		7,592	1,933
RALI Trust
5.007% due 10/25/2037 ~		759	604
5.818% due 02/25/2036 ~		73	63
Residential Asset Securitization Trust 4.246% due 01/25/2046 •		128	35
Sequoia Mortgage Trust 4.597% due 01/20/2047 ~		12	8
Structured Adjustable Rate Mortgage Loan Trust
5.005% due 03/25/2036 ~		26	21
5.429% due 01/25/2035 •		24	22
Structured Asset Mortgage Investments II Trust 4.146% due 02/25/2037 •		848	827
TBW Mortgage-Backed Trust 6.540% due 01/25/2037 þ		1,240	272
Thornburg Mortgage Securities Trust 5.413% due 06/25/2047 •		112	99
Tib Finance PLC 7.111% due 11/15/2034 «(j)		2,200	2,212
WaMu Mortgage Pass-Through Certificates Trust
3.664% due 01/25/2037 ~		35	31
4.216% due 05/25/2034 •		158	148
4.271% due 12/25/2036 ~		23	21
4.473% due 09/25/2036 ~		30	27
Wells Fargo Mortgage-Backed Securities Trust 6.756% due 10/25/2036 ~		337	324

			18,619

SOVEREIGN ISSUES 1.2%
Colombia TES
1.000% due 08/22/2029	COP	26,067,000	6,516
1.000% due 01/24/2035		120,260,900	29,613

			36,129

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bonds
4.875% due 08/15/2045 (m)(o)		$728	735
U.S. Treasury Notes
4.250% due 08/15/2035 (m)		1,100	1,108

			1,843

		SHARES
WARRANTS 0.0%
Constellation Oil Services Holding SA - Exp. 06/10/2071 (j)		1	0

Total United States (Cost $115,350)			112,743

		PRINCIPAL AMOUNT (000s)
URUGUAY 0.1%
SOVEREIGN ISSUES 0.1%
Uruguay Government International Bonds 8.000% due 10/29/2035	UYU	160,000	4,225

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Total Uruguay (Cost $4,007)			4,225

UZBEKISTAN 0.2%
CORPORATE BONDS & NOTES 0.2%
Uzbek Industrial & Construction Bank ATB
8.950% due 07/24/2029		$1,300	1,397
21.000% due 07/24/2027	UZS	43,460,000	3,872

			5,269

SOVEREIGN ISSUES 0.0%
Republic of Uzbekistan International Bonds 16.625% due 05/29/2027		9,770,000	856

Total Uzbekistan (Cost $5,515)			6,125

VENEZUELA 0.1%
SOVEREIGN ISSUES 0.1%
Venezuela Government International Bonds 9.250% due 09/15/2027 ^(b)		$4,300	1,435

Total Venezuela (Cost $643)			1,435

ZAMBIA 0.1%
SOVEREIGN ISSUES 0.1%
Zambia Government Bonds
12.000% due 05/03/2028	ZMW	3,600	154
22.000% due 01/22/2029		3,100	162
23.000% due 01/22/2031		26,200	1,459

Total Zambia (Cost $1,248)			1,775

		SHARES
SHORT-TERM INSTRUMENTS 2.4%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.850% (i)		2,651,984	2,652

		PRINCIPAL AMOUNT (000s)
NIGERIA TREASURY BILLS 1.6%
30.368% due 02/17/2026 - 06/29/2026 (d)(e)	NGN	73,478,330	46,699

SOUTH AFRICA TREASURY BILLS 0.2%
7.400% due 08/05/2026 - 10/07/2026 (d)(e)	ZAR	81,900	4,758

U.S. TREASURY BILLS 0.5%
3.733% due 01/20/2026 - 04/21/2026 (d)(e)(o)		$15,965	15,848

Total Short-Term Instruments (Cost $66,455)			69,957

Total Investments in Securities (Cost $2,755,013)			2,907,645

		SHARES
INVESTMENTS IN AFFILIATES 6.6%
SHORT-TERM INSTRUMENTS 6.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.6%
PIMCO Short Asset Portfolio		3,638,931	35,724
PIMCO Short-Term Floating NAV Portfolio III		16,012,661	155,979

Total Short-Term Instruments (Cost $192,248)			191,703

Total Investments in Affiliates (Cost $192,248)			191,703

Total Investments 106.7% (Cost $2,947,261)			$3,099,348
Financial Derivative Instruments (l)(n) 0.1%(Cost or Premiums, net $(4,628))			2,735

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Other Assets and Liabilities, net (6.8)%	(197,480)

Net Assets 100.0%	$2,904,603

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^		Security is in default.
«		Security valued using significant unobservable inputs (Level 3).
µ		All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ		Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)		Payment in-kind security.
(b)		Security is not accruing income as of the date of this report.
(c)		Security did not produce income within the last twelve months.
(d)		Coupon represents a weighted average yield to maturity.
(e)		Zero coupon security.
(f)		Security becomes interest bearing at a future date.
(g)		Principal amount of security is adjusted for inflation.
(h)		Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)		Coupon represents a 7-Day Yield.
(j)		RESTRICTED SECURITIES:
Issuer Description		Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Constellation Oil Services Holding SA - Exp. 06/10/2071		06/10/2022		$0	$0	0.00%
Drillco Holdings Luxembourg SA		06/08/2023		206	232	0.01
Tib Finance PLC 7.111% due 11/15/2034		09/18/2024		2,200	2,212	0.08
VB DPR Finance Co. 6.833% due 03/15/2035		01/31/2025		5,000	5,371	0.18

				$7,406	$7,815	0.27%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BPS	4.250%	12/05/2025	TBD(2)	PLN	(292,425)	$(81,721)
	6.570	11/26/2025	TBD(2)	HUF	(4,887,055)	(15,044)
BRC	0.500	06/27/2025	TBD(2)	CZK	(341,439)	(16,909)
	3.800	12/12/2025	TBD(2)		$(1,474)	(1,477)
	4.200	12/04/2025	TBD(2)	PLN	(87,845)	(24,552)
MBC	1.000	12/19/2025	TBD(2)	CZK	(1,335,519)	(65,051)
	4.170	12/04/2025	TBD(2)	PLN	(37,798)	(10,564)
	4.200	12/04/2025	TBD(2)		(63,168)	(17,655)
	6.600	10/08/2025	TBD(2)	HUF	(481,866)	(1,497)
	6.600	11/25/2025	TBD(2)		(6,372,919)	(19,622)
MSC	3.500	12/12/2025	01/30/2026		$(2,154)	(2,158)
MYI	3.250	12/12/2025	TBD(2)		(283)	(284)

Total Reverse Repurchase Agreements						$(256,534)

(k)		Securities with an aggregate market value of $267,160 and cash of $704 have been pledged as collateral under the terms of master agreements as of December 31, 2025.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(161,431) at a weighted average interest rate of 5.227%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)		Open maturity reverse repurchase agreement.
(l)		FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

Euro-Bund March Futures				03/2026	12		$1,799	$(25)		$0	$(3)
U.S. Treasury 10-Year Note March Futures				03/2026	32		3,598	1		0	(7)

								$(24)		$0	$(10)

SHORT FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury Long-Term Bond March Futures				03/2026	5		$(578)	$3		$1	$0

Total Futures Contracts								$(21)		$1	$(10)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Boeing Co.	1.000%	Quarterly	06/20/2026	0.217%		$100	$1	$(1)	$0	$0	$0
Boeing Co.	1.000	Quarterly	12/20/2026	0.273		4,900	54	(18)	36	0	0
Boeing Co.	1.000	Quarterly	06/20/2027	0.328		200	2	0	2	0	0

							$57	$(19)	$38	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-44 5-Year Index	(1.000)%	Quarterly		06/20/2030		$76,000	$(1,612)	$(115)	$(1,727)	$0	$(1)
CDX.IG-45 5-Year Index	(1.000)	Quarterly		12/20/2030		117,600	(2,595)	(104)	(2,699)	0	(1)

							$(4,207)	$(219)	$(4,426)	$0	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-44 5-Year Index	1.000%	Quarterly		12/20/2030		$6,600	$(107)	$38	$(69)	$2	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	09/17/2027	GBP	245,000	$(84)	$(354)	$(438)	$23	$0
Receive	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		51,400	(5)	(120)	(125)	0	(70)
Pay(6)	1-Day INR-MIBOR Compounded-OIS	5.500	Semi-Annual	03/18/2028	INR	15,418,955	(367)	33	(334)	8	0
Pay(6)	1-Day INR-MIBOR Compounded-OIS	5.750	Semi-Annual	03/18/2031		7,055,560	(526)	(93)	(619)	35	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	12/17/2027	JPY	43,010,000	18	674	692	133	0
Receive(6)	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/18/2028		33,495,000	949	69	1,018	135	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.227	Semi-Annual	11/26/2026	SGD	89,620	0	50	50	0	(26)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.228	Semi-Annual	11/26/2026		69,310	0	38	38	0	(20)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.230	Semi-Annual	11/26/2026		60,020	0	32	32	0	(17)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.234	Semi-Annual	11/26/2026		60,200	0	31	31	0	(17)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.403	Semi-Annual	12/30/2026		343,600	(23)	(175)	(198)	0	(108)
Pay(6)	1-Day SGD-SIBCSORA Compounded-OIS	2.000	Semi-Annual	03/18/2031		124,760	(152)	343	191	280	0
Pay(6)	1-Day THB-THOR Compounded-OIS	1.500	Quarterly	03/18/2031	THB	647,680	59	200	259	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2027		$27,500	280	(115)	165	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		49,200	1,148	(807)	341	37	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		40,600	93	(563)	(470)	39	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		65,150	(816)	(19)	(835)	0	(99)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		7,600	(71)	(24)	(95)	12	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		302,300	5,467	(1,502)	3,965	0	(491)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		1,100	(14)	25	11	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		42,300	905	(1,334)	(429)	72	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		5,660	(123)	55	(68)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		790	1	(1)	0	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		900	(3)	(1)	(4)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		1,100	8	(2)	6	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034		1,200	12	(2)	10	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034		500	7	(1)	6	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2034		9,800	(678)	296	(382)	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		2,300	(9)	(53)	(62)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2034		700	28	(1)	27	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		48,520	1,815	(1,865)	(50)	105	0
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		1,800	(6)	(31)	(37)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		1,500	(5)	(33)	(38)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034		3,500	(11)	(29)	(40)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		6,000	(119)	109	(10)	13	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		30,450	737	(705)	32	0	(71)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		19,600	1,319	(391)	928	45	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		19,700	(160)	94	(66)	0	(47)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		1,900	11	(19)	(8)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2036		1,900	33	(16)	17	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2045		5,600	172	152	324	17	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	10/16/2053		400	17	(37)	(20)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		1,200	47	(108)	(61)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		1,600	109	139	248	5	0
Receive	1-Day USD-SOFR Compounded-OIS	4.086	Annual	01/13/2055		3,100	7	44	51	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		86,900	2,991	3,287	6,278	284	0
Pay	1-Year BRL-CDI	9.808	Maturity	01/02/2026	BRL	259,400	(11)	(2,434)	(2,445)	0	(2)
Receive	1-Year BRL-CDI	10.164	Maturity	01/02/2026		12,690	8	121	129	0	0
Receive	1-Year BRL-CDI	10.529	Maturity	01/02/2026		156,500	(237)	1,417	1,180	1	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Pay	1-Year BRL-CDI	10.691	Maturity	01/02/2026		210,800	476	(1,874)	(1,398)	0	(1)
Pay	1-Year BRL-CDI	6.151	Maturity	01/04/2027		245,300	(6,909)	(4,990)	(11,899)	0	(9)
Pay	1-Year BRL-CDI	8.654	Maturity	01/04/2027		66,920	50	(935)	(885)	0	0
Receive	1-Year BRL-CDI	9.783	Maturity	01/04/2027		259,000	63	3,678	3,741	2	0
Pay	1-Year BRL-CDI	9.795	Maturity	01/04/2027		89,400	0	(1,272)	(1,272)	0	(1)
Pay	1-Year BRL-CDI	9.815	Maturity	01/04/2027		75,600	0	(1,047)	(1,047)	0	(1)
Pay	1-Year BRL-CDI	9.832	Maturity	01/04/2027		68,800	0	(947)	(947)	0	(1)
Receive	1-Year BRL-CDI	9.840	Maturity	01/04/2027		116,900	0	1,630	1,630	1	0
Pay	1-Year BRL-CDI	9.840	Maturity	01/04/2027		96,900	0	(1,359)	(1,359)	0	(1)
Pay	1-Year BRL-CDI	9.842	Maturity	01/04/2027		129,700	0	(1,781)	(1,781)	0	(1)
Pay	1-Year BRL-CDI	10.076	Maturity	01/04/2027		214,200	(187)	(3,072)	(3,259)	0	(2)
Pay	1-Year BRL-CDI	10.225	Maturity	01/04/2027		49,450	0	(591)	(591)	0	0
Pay	1-Year BRL-CDI	10.235	Maturity	01/04/2027		49,450	0	(589)	(589)	0	0
Pay	1-Year BRL-CDI	10.565	Maturity	01/04/2027		66,900	0	(701)	(701)	0	0
Pay	1-Year BRL-CDI	10.602	Maturity	01/04/2027		59,400	74	(824)	(750)	0	0
Receive	1-Year BRL-CDI	10.671	Maturity	01/04/2027		137,300	0	1,379	1,379	1	0
Receive	1-Year BRL-CDI	10.768	Maturity	01/04/2027		34,200	(113)	459	346	0	0
Pay	1-Year BRL-CDI	10.792	Maturity	01/04/2027		147,400	470	(1,983)	(1,513)	0	(1)
Receive	1-Year BRL-CDI	10.880	Maturity	01/04/2027		227,600	0	2,086	2,086	1	0
Receive	1-Year BRL-CDI	10.943	Maturity	01/04/2027		104,900	0	939	939	0	0
Pay	1-Year BRL-CDI	10.980	Maturity	01/04/2027		113,500	0	(993)	(993)	0	0
Pay	1-Year BRL-CDI	11.064	Maturity	01/04/2027		81,100	359	(1,068)	(709)	0	0
Receive	1-Year BRL-CDI	11.133	Maturity	01/04/2027		96,200	0	792	792	0	0
Pay	1-Year BRL-CDI	11.169	Maturity	01/04/2027		148,000	97	(2,073)	(1,976)	0	(1)
Receive	1-Year BRL-CDI	11.513	Maturity	01/04/2027		83,900	0	591	591	0	0
Receive	1-Year BRL-CDI	11.560	Maturity	01/04/2027		66,300	0	456	456	0	0
Receive	1-Year BRL-CDI	11.600	Maturity	01/04/2027		139,600	0	904	904	0	0
Receive	1-Year BRL-CDI	11.603	Maturity	01/04/2027		162,200	0	1,049	1,049	0	0
Receive	1-Year BRL-CDI	11.736	Maturity	01/04/2027		210,100	0	1,246	1,246	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		565,900	3	(478)	(475)	0	(90)
Receive	1-Year BRL-CDI	14.020	Maturity	01/04/2027		149,400	0	64	64	0	(1)
Receive	1-Year BRL-CDI	14.350	Maturity	01/04/2027		254,500	0	(89)	(89)	0	(1)
Pay	1-Year BRL-CDI	14.995	Maturity	01/04/2027		121,900	0	254	254	1	0
Pay	1-Year BRL-CDI	11.695	Maturity	01/03/2028		51,000	0	(347)	(347)	1	0
Pay	1-Year BRL-CDI	10.044	Maturity	01/02/2029		68,500	(230)	(981)	(1,211)	2	0
Pay	1-Year BRL-CDI	10.386	Maturity	01/02/2029		3,500	1	(59)	(58)	0	0
Pay	1-Year BRL-CDI	11.490	Maturity	01/02/2029		51,300	0	(460)	(460)	0	0
Pay	1-Year BRL-CDI	11.523	Maturity	01/02/2029		97,000	0	(835)	(835)	1	0
Pay	1-Year BRL-CDI	11.655	Maturity	01/02/2029		155,200	0	(1,227)	(1,227)	1	0
Pay	1-Year BRL-CDI	11.730	Maturity	01/02/2029		58,600	0	(455)	(455)	0	0
Receive	1-Year BRL-CDI	12.255	Maturity	01/02/2029		55,700	0	288	288	0	0
Pay	1-Year BRL-CDI	12.716	Maturity	01/02/2029		285,800	0	(493)	(493)	0	(1)
Pay	1-Year BRL-CDI	12.750	Maturity	01/02/2029		111,200	0	(178)	(178)	0	0
Receive	1-Year BRL-CDI	12.760	Maturity	01/02/2029		157,200	0	419	419	0	0
Receive	1-Year BRL-CDI	12.808	Maturity	01/02/2029		292,900	0	402	402	1	0
Pay	1-Year BRL-CDI	12.905	Maturity	01/02/2029		32,300	0	(42)	(42)	0	(13)
Pay	1-Year BRL-CDI	13.055	Maturity	01/02/2029		316,400	0	(334)	(334)	0	(1)
Pay	1-Year BRL-CDI	13.056	Maturity	01/02/2029		315,300	0	(286)	(286)	0	(2)
Receive	1-Year BRL-CDI	13.060	Maturity	01/02/2029		268,100	0	163	163	1	0
Pay	1-Year BRL-CDI	13.175	Maturity	01/02/2029		60,300	(4)	(49)	(53)	0	0
Receive	1-Year BRL-CDI	13.270	Maturity	01/02/2029		78,500	0	39	39	0	0
Receive	1-Year BRL-CDI	13.289	Maturity	01/02/2029		427,100	0	(225)	(225)	3	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		166,200	0	(157)	(157)	0	(58)
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		17,800	0	(13)	(13)	0	(5)
Receive	1-Year BRL-CDI	13.357	Maturity	01/02/2029		328,800	0	(124)	(124)	2	0
Pay	1-Year BRL-CDI	13.405	Maturity	01/02/2029		131,600	0	1	1	0	(1)
Pay	1-Year BRL-CDI	13.425	Maturity	01/02/2029		52,800	0	5	5	0	0
Pay	1-Year BRL-CDI	13.430	Maturity	01/02/2029		103,400	0	12	12	0	(1)
Pay	1-Year BRL-CDI	13.500	Maturity	01/02/2029		92,500	0	24	24	0	(1)
Receive	1-Year BRL-CDI	13.518	Maturity	01/02/2029		81,600	0	(30)	(30)	1	0
Receive	1-Year BRL-CDI	13.545	Maturity	01/02/2029		81,500	0	(41)	(41)	1	0
Receive	1-Year BRL-CDI	13.589	Maturity	01/02/2029		168,800	0	(122)	(122)	1	0
Pay	1-Year BRL-CDI	13.615	Maturity	01/02/2029		57,000	30	14	44	0	0
Pay	1-Year BRL-CDI	13.680	Maturity	01/02/2029		140,100	0	155	155	0	(1)
Receive	1-Year BRL-CDI	13.844	Maturity	01/02/2029		53,800	0	(91)	(91)	1	0
Receive	1-Year BRL-CDI	13.923	Maturity	01/02/2029		75,900	0	(153)	(153)	1	0
Pay	1-Year BRL-CDI	13.998	Maturity	01/02/2029		245,400	0	568	568	0	(2)
Receive	1-Year BRL-CDI	14.087	Maturity	01/02/2029		34,300	0	(110)	(110)	0	0
Pay	1-Year BRL-CDI	14.185	Maturity	01/02/2029		125,300	0	399	399	0	(1)
Pay	1-Year BRL-CDI	14.213	Maturity	01/02/2029		67,300	0	222	222	0	(1)
Receive	1-Year BRL-CDI	14.245	Maturity	01/02/2029		32,200	0	(108)	(108)	0	0
Receive	1-Year BRL-CDI	14.524	Maturity	01/02/2029		130,000	0	(609)	(609)	2	0
Pay	1-Year BRL-CDI	14.570	Maturity	01/02/2029		53,500	0	254	254	0	(1)
Pay	1-Year BRL-CDI	15.036	Maturity	01/02/2029		75,300	0	521	521	0	(1)
Pay	1-Year BRL-CDI	12.867	Maturity	01/02/2031		239,300	0	(922)	(922)	0	(421)
Pay	1-Year BRL-CDI	13.470	Maturity	01/02/2031		51,400	(3)	20	17	0	0
Pay	1-Year BRL-CDI	13.575	Maturity	01/02/2031		18,300	0	13	13	0	0
Pay	1-Year BRL-CDI	13.580	Maturity	01/02/2031		17,300	0	13	13	0	0
Receive	1-Year BRL-CDI	11.900	Maturity	01/03/2033		26,000	0	241	241	0	0
Pay	1-Year BRL-CDI	11.940	Maturity	01/03/2033		19,900	0	(178)	(178)	0	0
Pay(6)	3-Month CNY-CNREPOFIX	1.500	Quarterly	06/18/2030	CNY	299,600	(160)	43	(117)	3	0
Pay(6)	3-Month CNY-CNREPOFIX	1.500	Quarterly	03/18/2031		785,140	(750)	273	(477)	16	0
Pay	3-Month COP-IBR Compounded-OIS	8.600	Quarterly	04/11/2026	COP	16,564,270	0	(11)	(11)	0	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Pay	3-Month COP-IBR Compounded-OIS	8.150	Quarterly	03/19/2027	60,504,410	0	(467)	(467)	0	(14)
Pay	3-Month COP-IBR Compounded-OIS	8.342	Quarterly	09/17/2027	56,202,000	0	(576)	(576)	0	(7)
Receive	3-Month COP-IBR Compounded-OIS	8.260	Quarterly	12/26/2027	84,358,600	0	1,041	1,041	3	0
Receive	3-Month COP-IBR Compounded-OIS	8.280	Quarterly	12/26/2027	48,932,400	0	599	599	2	0
Receive	3-Month COP-IBR Compounded-OIS	8.565	Quarterly	12/30/2027	28,972,200	0	317	317	1	0
Receive	3-Month COP-IBR Compounded-OIS	7.900	Quarterly	04/28/2028	59,264,300	0	983	983	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	7.970	Quarterly	04/28/2028	24,095,100	0	390	390	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	8.150	Quarterly	04/28/2028	24,059,200	0	364	364	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	8.820	Quarterly	06/05/2028	30,026,100	370	(720)	(350)	1	0
Receive	3-Month COP-IBR Compounded-OIS	8.360	Quarterly	09/17/2028	84,272,900	0	1,311	1,311	0	(10)
Receive	3-Month COP-IBR Compounded-OIS	8.400	Quarterly	09/17/2028	67,784,700	0	1,037	1,037	0	(8)
Pay	3-Month COP-IBR Compounded-OIS	9.050	Quarterly	10/03/2028	1,151,860	18	(31)	(13)	0	0
Pay	3-Month COP-IBR Compounded-OIS	8.215	Quarterly	11/14/2028	4,936,200	4	(89)	(85)	1	0
Pay	3-Month COP-IBR Compounded-OIS	7.290	Quarterly	01/22/2029	5,197,340	(1)	(129)	(130)	1	0
Pay	3-Month COP-IBR Compounded-OIS	8.152	Quarterly	04/25/2029	50,802,100	0	(1,004)	(1,004)	15	0
Pay	3-Month COP-IBR Compounded-OIS	7.770	Quarterly	07/18/2029	77,771,500	0	(1,862)	(1,862)	27	0
Receive	3-Month COP-IBR Compounded-OIS	8.933	Quarterly	08/22/2029	56,133,400	0	830	830	0	(16)
Pay	3-Month COP-IBR Compounded-OIS	7.110	Quarterly	10/02/2029	39,060,000	0	(1,205)	(1,205)	16	0
Pay	3-Month COP-IBR Compounded-OIS	7.760	Quarterly	11/21/2029	34,948,500	0	(891)	(891)	13	0
Receive	3-Month COP-IBR Compounded-OIS	8.430	Quarterly	05/15/2030	11,935,200	0	257	257	0	(5)
Receive	3-Month COP-IBR Compounded-OIS	8.498	Quarterly	05/16/2030	42,921,000	0	897	897	0	(18)
Pay	3-Month COP-IBR Compounded-OIS	8.725	Quarterly	06/10/2030	2,349,000	0	(45)	(45)	1	0
Pay	3-Month COP-IBR Compounded-OIS	8.770	Quarterly	06/10/2030	7,049,000	0	(131)	(131)	3	0
Pay	3-Month COP-IBR Compounded-OIS	8.790	Quarterly	06/10/2030	4,699,000	0	(86)	(86)	2	0
Pay	3-Month COP-IBR Compounded-OIS	8.140	Quarterly	06/18/2030	17,415,000	0	(426)	(426)	8	0
Pay	3-Month COP-IBR Compounded-OIS	8.210	Quarterly	06/18/2030	9,939,000	0	(237)	(237)	5	0
Pay	3-Month COP-IBR Compounded-OIS	8.250	Quarterly	06/18/2030	4,969,000	0	(116)	(116)	2	0
Pay	3-Month COP-IBR Compounded-OIS	8.260	Quarterly	06/18/2030	4,993,000	0	(117)	(117)	2	0
Pay	3-Month COP-IBR Compounded-OIS	8.300	Quarterly	06/18/2030	315,100	0	(7)	(7)	0	0
Pay	3-Month COP-IBR Compounded-OIS	8.310	Quarterly	06/18/2030	34,943,700	0	(799)	(799)	16	0
Receive	3-Month COP-IBR Compounded-OIS	8.350	Quarterly	06/18/2030	34,143,800	21	747	768	0	(15)
Pay	3-Month COP-IBR Compounded-OIS	8.535	Quarterly	06/18/2030	30,470,700	0	(634)	(634)	13	0
Receive	3-Month COP-IBR Compounded-OIS	8.800	Quarterly	06/18/2030	47,582,000	6	867	873	0	(20)
Pay	3-Month COP-IBR Compounded-OIS	8.598	Quarterly	09/17/2030	6,914,000	0	(145)	(145)	3	0
Pay	3-Month COP-IBR Compounded-OIS	8.630	Quarterly	09/17/2030	3,230,600	0	(67)	(67)	2	0
Receive	3-Month COP-IBR Compounded-OIS	8.650	Quarterly	09/17/2030	14,657,000	(1)	301	300	0	(7)
Receive	3-Month COP-IBR Compounded-OIS	8.700	Quarterly	09/17/2030	11,921,000	(1)	240	239	0	(5)
Pay	3-Month COP-IBR Compounded-OIS	8.710	Quarterly	09/17/2030	62,323,900	0	(1,241)	(1,241)	28	0
Pay	3-Month COP-IBR Compounded-OIS	8.755	Quarterly	09/17/2030	11,232,900	0	(219)	(219)	5	0
Receive	3-Month COP-IBR Compounded-OIS	8.020	Quarterly	12/04/2030	2,958,600	(24)	105	81	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	9.300	Quarterly	12/17/2030	21,718,000	0	(321)	(321)	9	0
Pay	3-Month COP-IBR Compounded-OIS	9.650	Quarterly	12/17/2030	39,172,700	0	(441)	(441)	15	0
Pay	3-Month COP-IBR Compounded-OIS	9.725	Quarterly	12/17/2030	28,774,000	0	(302)	(302)	11	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Pay	3-Month COP-IBR Compounded-OIS	9.788	Quarterly	12/17/2030		57,547,000	0	(569)	(569)	21	0
Receive	3-Month COP-IBR Compounded-OIS	4.155	Quarterly	01/15/2031		34,133,000	1,326	1,035	2,361	0	(27)
Receive	3-Month COP-IBR Compounded-OIS	4.115	Quarterly	02/01/2031		13,423,000	527	405	932	0	(11)
Receive	3-Month COP-IBR Compounded-OIS	5.950	Quarterly	03/26/2031		6,198,160	108	202	310	0	(4)
Receive	3-Month COP-IBR Compounded-OIS	7.705	Quarterly	03/26/2031		14,268,750	(63)	518	455	0	(7)
Receive	3-Month COP-IBR Compounded-OIS	7.540	Quarterly	08/09/2031		13,200,000	0	474	474	0	(4)
Receive	3-Month COP-IBR Compounded-OIS	7.580	Quarterly	08/09/2031		13,275,200	0	471	471	0	(4)
Receive	3-Month COP-IBR Compounded-OIS	7.650	Quarterly	08/12/2031		12,195,800	0	423	423	0	(4)
Receive	3-Month COP-IBR Compounded-OIS	7.520	Quarterly	08/13/2031		11,596,300	0	419	419	0	(4)
Receive	3-Month COP-IBR Compounded-OIS	7.410	Quarterly	09/30/2031		16,549,600	205	417	622	0	(4)
Pay	3-Month COP-IBR Compounded-OIS	8.690	Quarterly	12/26/2031		52,936,000	0	(1,284)	(1,284)	3	0
Pay	3-Month COP-IBR Compounded-OIS	9.045	Quarterly	12/30/2031		14,556,100	0	(295)	(295)	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.800	Quarterly	06/30/2032		9,011,400	(47)	376	329	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	9.490	Quarterly	06/30/2032		231,550	(3)	7	4	0	0
Pay	3-Month COP-IBR Compounded-OIS	9.490	Quarterly	06/30/2032		231,550	3	(7)	(4)	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.990	Quarterly	11/25/2034		42,551,500	62	1,755	1,817	0	(18)
Pay	3-Month COP-IBR Compounded-OIS	9.655	Quarterly	01/24/2035		6,712,000	0	(122)	(122)	2	0
Pay	3-Month COP-IBR Compounded-OIS	9.820	Quarterly	01/24/2035		25,021,900	0	(392)	(392)	5	0
Receive	3-Month COP-IBR Compounded-OIS	9.525	Quarterly	06/18/2035		17,280,000	3	359	362	0	(4)
Pay	3-Month COP-IBR Compounded-OIS	9.110	Quarterly	09/17/2035		27,551,200	0	(765)	(765)	7	0
Pay	3-Month COP-IBR Compounded-OIS	9.155	Quarterly	09/17/2035		34,573,500	0	(936)	(936)	8	0
Receive	3-Month COP-IBR Compounded-OIS	9.329	Quarterly	12/17/2035		94,322,500	0	2,339	2,339	0	(19)
Pay	3-Month ILS-TELBOR	3.950	Annual	10/13/2035	ILS	11,700	26	(6)	20	6	0
Receive	3-Month ILS-TELBOR	4.135	Annual	12/05/2035		13,800	(59)	(32)	(91)	0	(7)
Pay	3-Month KRW-KORIBOR	2.578	Quarterly	11/04/2026	KRW	96,362,330	0	(85)	(85)	0	0
Receive	3-Month KRW-KORIBOR	2.783	Quarterly	11/17/2026		95,613,800	0	(27)	(27)	0	(2)
Pay(6)	3-Month MYR-KLIBOR	3.000	Quarterly	03/18/2028	MYR	453,590	(209)	(308)	(517)	0	(11)
Pay(6)	3-Month MYR-KLIBOR	3.000	Quarterly	03/18/2031		210,380	(576)	(327)	(903)	0	(2)
Pay	3-Month PLN-WIBOR	4.680	Annual	04/25/2029	PLN	7,700	0	121	121	2	0
Receive	3-Month PLN-WIBOR	5.000	Annual	04/25/2029		33,400	0	(635)	(635)	0	(9)
Receive	3-Month PLN-WIBOR	4.820	Annual	07/25/2029		33,200	0	(358)	(358)	0	(8)
Receive	3-Month PLN-WIBOR	4.930	Annual	07/25/2029		23,200	0	(276)	(276)	0	(6)
Receive	3-Month PLN-WIBOR	5.010	Annual	07/25/2029		31,600	0	(403)	(403)	0	(8)
Pay	3-Month PLN-WIBOR	4.794	Annual	10/25/2029		1,200	0	13	13	0	0
Pay	3-Month PLN-WIBOR	4.855	Annual	02/10/2030		51,000	46	926	972	14	0
Pay	3-Month PLN-WIBOR	4.075	Annual	04/11/2030		27,700	36	225	261	8	0
Receive	3-Month PLN-WIBOR	4.015	Annual	04/17/2030		21,900	0	(191)	(191)	0	(7)
Receive	3-Month PLN-WIBOR	4.019	Annual	04/18/2030		21,600	0	(190)	(190)	0	(6)
Pay	3-Month PLN-WIBOR	4.048	Annual	04/18/2030		16,800	7	147	154	5	0
Receive	3-Month PLN-WIBOR	4.049	Annual	04/18/2030		15,600	0	(143)	(143)	0	(5)
Receive	3-Month PLN-WIBOR	4.065	Annual	04/18/2030		10,800	0	(101)	(101)	0	(3)
Pay	3-Month PLN-WIBOR	3.962	Annual	05/06/2030		46,900	(94)	476	382	13	0
Pay	3-Month PLN-WIBOR	3.952	Annual	07/29/2030		22,400	(37)	74	37	6	0
Receive	3-Month PLN-WIBOR	4.195	Annual	09/29/2030		14,800	0	(75)	(75)	0	(5)
Receive	3-Month PLN-WIBOR	4.065	Annual	11/24/2030		48,290	(113)	(73)	(186)	0	(16)
Receive	3-Month PLN-WIBOR	5.060	Annual	04/25/2032		54,970	(763)	(655)	(1,418)	0	(25)
Pay	3-Month PLN-WIBOR	4.760	Annual	10/25/2033		7,100	0	102	102	4	0
Pay	3-Month PLN-WIBOR	4.850	Annual	10/25/2033		16,000	0	256	256	9	0
Pay	3-Month PLN-WIBOR	4.970	Annual	10/25/2033		2,900	0	53	53	2	0
Pay	3-Month PLN-WIBOR	5.055	Annual	10/25/2033		19,100	0	380	380	11	0
Pay	3-Month PLN-WIBOR	5.155	Annual	10/25/2034		23,900	0	533	533	14	0
Pay	3-Month PLN-WIBOR	4.440	Annual	09/19/2035		22,600	(9)	144	135	11	0
Receive	3-Month PLN-WIBOR	4.393	Annual	10/16/2035		25,870	1	(130)	(129)	0	(12)
Pay	3-Month PLN-WIBOR	4.356	Annual	10/17/2035		12,790	0	53	53	6	0
Receive	3-Month PLN-WIBOR	4.434	Annual	11/03/2035		19,000	0	(111)	(111)	0	(8)
Receive	3-Month PLN-WIBOR	4.430	Annual	11/10/2035		1,700	0	(10)	(10)	0	(1)
Pay	3-Month PLN-WIBOR	4.370	Annual	11/25/2035		9,700	0	43	43	4	0
Receive	3-Month PLN-WIBOR	4.475	Annual	11/26/2035		27,000	(103)	(82)	(185)	0	(11)
Pay	3-Month PLN-WIBOR	4.235	Annual	11/27/2035		5,300	0	8	8	2	0
Receive(6)	3-Month PLN-WIBOR	4.723	Annual	12/01/2035		125,630	0	(40)	(40)	0	(8)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Receive(6)	3-Month PLN-WIBOR	4.685	Annual	12/02/2035		23,300	0	2	2	0	(2)
Receive	3-Month PLN-WIBOR	4.340	Annual	12/12/2035		8,000	0	(31)	(31)	0	(3)
Pay	3-Month PLN-WIBOR	4.285	Annual	12/19/2035		13,000	0	34	34	5	0
Receive	3-Month PLN-WIBOR	4.445	Annual	12/22/2035		7,700	(27)	(21)	(48)	0	(3)
Receive(6)	3-Month PLN-WIBOR	4.730	Annual	12/31/2035		14,900	0	(3)	(3)	0	(1)
Receive	3-Month SEK-STIBOR	2.021	Annual	10/07/2029	SEK	293,900	(9)	464	455	0	(35)
Pay	3-Month SEK-STIBOR	2.298	Annual	10/07/2029		291,800	1	(115)	(114)	36	0
Receive	3-Month ZAR-JIBAR	8.100	Quarterly	06/05/2026	ZAR	94,500	0	(40)	(40)	0	(1)
Pay	3-Month ZAR-JIBAR	6.690	Quarterly	11/04/2026		257,500	(362)	370	8	2	0
Receive	3-Month ZAR-JIBAR	9.290	Quarterly	05/26/2028		138,000	(352)	(211)	(563)	0	(6)
Pay	3-Month ZAR-JIBAR	8.440	Quarterly	11/02/2028		101,700	79	264	343	4	0
Receive	3-Month ZAR-JIBAR	8.410	Quarterly	11/10/2028		145,200	(103)	(380)	(483)	0	(5)
Receive	3-Month ZAR-JIBAR	8.140	Quarterly	11/16/2028		41,400	(6)	(113)	(119)	0	(1)
Pay	3-Month ZAR-JIBAR	7.560	Quarterly	08/23/2029		238,000	(62)	596	534	8	0
Pay	3-Month ZAR-JIBAR	7.980	Quarterly	01/31/2030		263,400	0	873	873	10	0
Pay	3-Month ZAR-JIBAR	8.355	Quarterly	01/31/2030		165,800	426	265	691	7	0
Receive	3-Month ZAR-JIBAR	8.820	Quarterly	01/31/2030		312,300	(722)	(906)	(1,628)	0	(14)
Pay	3-Month ZAR-JIBAR	7.730	Quarterly	03/12/2030		131,400	(16)	376	360	5	0
Receive	3-Month ZAR-JIBAR	7.775	Quarterly	03/18/2030		154,000	0	(437)	(437)	0	(6)
Receive	3-Month ZAR-JIBAR	7.810	Quarterly	03/27/2030		125,500	(24)	(341)	(365)	0	(5)
Pay	3-Month ZAR-JIBAR	7.570	Quarterly	05/27/2030		64,800	0	158	158	3	0
Receive	3-Month ZAR-JIBAR	7.700	Quarterly	06/18/2030		338,710	(102)	(820)	(922)	0	(16)
Pay	3-Month ZAR-JIBAR	7.860	Quarterly	06/18/2030		242,800	(6)	758	752	12	0
Pay	3-Month ZAR-JIBAR	7.650	Quarterly	06/20/2030		142,543	158	213	371	7	0
Pay	3-Month ZAR-JIBAR	7.810	Quarterly	06/20/2030		65,896	0	196	196	3	0
Receive	3-Month ZAR-JIBAR	7.270	Quarterly	08/26/2030		190,800	(45)	(283)	(328)	0	(9)
Pay	3-Month ZAR-JIBAR	7.370	Quarterly	08/26/2030		381,400	202	549	751	18	0
Receive	3-Month ZAR-JIBAR	7.220	Quarterly	09/02/2030		384,100	(96)	(515)	(611)	0	(18)
Pay	3-Month ZAR-JIBAR	7.310	Quarterly	09/02/2030		386,100	231	469	700	19	0
Pay	3-Month ZAR-JIBAR	6.880	Quarterly	09/17/2030		165,800	0	123	123	8	0
Receive	3-Month ZAR-JIBAR	7.040	Quarterly	09/22/2030		189,878	0	(215)	(215)	0	(10)
Pay	3-Month ZAR-JIBAR	7.560	Quarterly	09/22/2030		83,950	0	202	202	5	0
Receive	3-Month ZAR-JIBAR	7.310	Quarterly	10/02/2030		308,600	(86)	(480)	(566)	0	(17)
Pay	3-Month ZAR-JIBAR	7.410	Quarterly	10/02/2030		127,700	0	268	268	7	0
Pay	3-Month ZAR-JIBAR	6.860	Quarterly	10/15/2030		41,700	0	27	27	2	0
Pay	3-Month ZAR-JIBAR	6.770	Quarterly	11/12/2030		203,700	0	81	81	10	0
Pay	3-Month ZAR-JIBAR	7.155	Quarterly	11/26/2030		20,700	0	29	29	1	0
Receive	3-Month ZAR-JIBAR	7.160	Quarterly	11/26/2030		143,100	(64)	(139)	(203)	0	(8)
Receive	3-Month ZAR-JIBAR	7.070	Quarterly	12/04/2030		147,900	(44)	(130)	(174)	0	(8)
Pay	3-Month ZAR-JIBAR	7.180	Quarterly	12/04/2030		69,510	0	102	102	4	0
Receive	3-Month ZAR-JIBAR	7.040	Quarterly	12/23/2030		122,200	(49)	(83)	(132)	0	(7)
Receive	3-Month ZAR-JIBAR	7.080	Quarterly	12/31/2030		96,500	(38)	(76)	(114)	0	(114)
Pay	3-Month ZAR-JIBAR	8.160	Quarterly	03/31/2032		24,200	0	99	99	2	0
Pay	3-Month ZAR-JIBAR	8.190	Quarterly	03/31/2032		69,900	0	293	293	6	0
Pay	3-Month ZAR-JIBAR	8.872	Quarterly	07/24/2034		35,600	28	210	238	5	0
Receive	6-Month CLP-CHILIBOR	4.800	Semi-Annual	02/13/2026	CLP	4,399,100	1	(6)	(5)	0	(2)
Receive	6-Month CLP-CHILIBOR	4.775	Semi-Annual	02/23/2026		23,512,800	121	(137)	(16)	0	(11)
Pay	6-Month CLP-CHILIBOR	5.360	Semi-Annual	06/28/2026		23,540,000	0	122	122	12	0
Receive	6-Month CLP-CHILIBOR	4.960	Semi-Annual	03/19/2027		5,258,800	0	(46)	(46)	0	(2)
Receive	6-Month CLP-CHILIBOR	3.731	Semi-Annual	07/20/2028		7,185,000	491	(303)	188	0	(4)
Pay	6-Month CLP-CHILIBOR	4.540	Semi-Annual	10/01/2028		2,719,700	0	(1)	(1)	2	0
Receive	6-Month CLP-CHILIBOR	4.580	Semi-Annual	10/01/2028		1,680,800	0	(2)	(2)	0	(1)
Receive	6-Month CLP-CHILIBOR	5.160	Semi-Annual	10/01/2028		1,343,200	(28)	2	(26)	0	(1)
Receive	6-Month CLP-CHILIBOR	5.220	Semi-Annual	10/01/2028		2,906,700	(68)	6	(62)	0	(2)
Receive	6-Month CLP-CHILIBOR	5.920	Semi-Annual	10/02/2028		3,855,000	(204)	35	(169)	0	(2)
Receive	6-Month CLP-CHILIBOR	6.000	Semi-Annual	10/02/2028		7,589,000	(427)	75	(352)	0	(5)
Receive	6-Month CLP-CHILIBOR	5.780	Semi-Annual	10/03/2028		2,718,600	(128)	21	(107)	0	(2)
Pay	6-Month CLP-CHILIBOR	5.500	Semi-Annual	11/13/2028		4,461,100	87	48	135	3	0
Pay	6-Month CLP-CHILIBOR	5.050	Semi-Annual	07/19/2029		4,076,800	2	70	72	2	0
Receive	6-Month CLP-CHILIBOR	4.710	Semi-Annual	10/01/2029		8,180,000	0	(21)	(21)	0	(4)
Receive	6-Month CLP-CHILIBOR	5.280	Semi-Annual	02/28/2030		21,446,500	(271)	(318)	(589)	0	(13)
Pay	6-Month CLP-CHILIBOR	5.285	Semi-Annual	03/19/2030		2,552,200	0	70	70	1	0
Pay	6-Month CLP-CHILIBOR	5.500	Semi-Annual	03/19/2030		1,651,000	0	62	62	1	0
Pay	6-Month CLP-CHILIBOR	5.550	Semi-Annual	03/19/2030		156,550	0	6	6	0	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Receive	6-Month CLP-CHILIBOR	4.750	Semi-Annual	04/10/2030		12,581,900	0	(29)	(29)	0	(6)
Pay	6-Month CLP-CHILIBOR	4.690	Semi-Annual	06/18/2030		5,426,900	0	(6)	(6)	3	0
Receive	6-Month CLP-CHILIBOR	4.715	Semi-Annual	06/18/2030		5,081,300	0	0	0	0	(3)
Pay	6-Month CLP-CHILIBOR	5.150	Semi-Annual	06/18/2030		6,054,800	1	120	121	3	0
Pay	6-Month CLP-CHILIBOR	5.180	Semi-Annual	06/18/2030		4,571,400	0	98	98	3	0
Pay	6-Month CLP-CHILIBOR	5.070	Semi-Annual	06/24/2031		9,480,000	0	129	129	4	0
Pay	6-Month CLP-CHILIBOR	4.970	Semi-Annual	06/18/2032		3,919,500	0	16	16	2	0
Receive	6-Month CLP-CHILIBOR	6.146	Semi-Annual	10/30/2032		18,995,000	(1,736)	167	(1,569)	0	(11)
Receive	6-Month CLP-CHILIBOR	5.400	Semi-Annual	04/01/2033		2,078,800	(77)	11	(66)	0	(1)
Pay	6-Month CLP-CHILIBOR	5.560	Semi-Annual	04/01/2033		1,651,000	0	71	71	1	0
Pay	6-Month CLP-CHILIBOR	5.660	Semi-Annual	04/01/2033		1,555,000	0	78	78	1	0
Receive(6)	6-Month CLP-CHILIBOR	5.250	Annual	05/13/2033		3,525,300	0	12	12	1	0
Receive	6-Month CLP-CHILIBOR	5.300	Semi-Annual	05/18/2033		2,201,210	(63)	12	(51)	0	(1)
Receive	6-Month CLP-CHILIBOR	5.360	Semi-Annual	05/18/2033		1,393,000	(46)	8	(38)	0	0
Receive	6-Month CLP-CHILIBOR	5.790	Semi-Annual	10/06/2033		5,204,000	(343)	32	(311)	0	0
Receive	6-Month CLP-CHILIBOR	5.940	Semi-Annual	10/20/2033		1,185,100	(92)	8	(84)	0	0
Receive	6-Month CLP-CHILIBOR	5.990	Semi-Annual	10/20/2033		11,005,540	(896)	74	(822)	1	0
Receive	6-Month CLP-CHILIBOR	6.235	Semi-Annual	10/26/2033		3,462,700	(349)	28	(321)	0	0
Pay	6-Month CLP-CHILIBOR	5.400	Semi-Annual	11/16/2033		2,437,000	84	(13)	71	0	0
Pay	6-Month CLP-CHILIBOR	5.230	Semi-Annual	11/17/2033		4,836,500	102	(24)	78	0	(1)
Pay	6-Month CLP-CHILIBOR	4.920	Semi-Annual	02/13/2034		1,050,300	(2)	(6)	(8)	0	0
Pay	6-Month CLP-CHILIBOR	5.030	Semi-Annual	02/23/2034		5,540,500	(51)	55	4	0	(1)
Pay	6-Month CLP-CHILIBOR	5.313	Semi-Annual	04/25/2034		5,249,900	0	113	113	0	0
Pay	6-Month CLP-CHILIBOR	5.360	Semi-Annual	04/26/2034		5,158,800	0	131	131	0	0
Pay(6)	6-Month CLP-CHILIBOR	5.750	Annual	05/13/2034		3,609,000	0	(1)	(1)	0	(1)
Receive	6-Month CLP-CHILIBOR	5.450	Semi-Annual	06/28/2034		5,759,000	0	(178)	(178)	0	(1)
Pay	6-Month CLP-CHILIBOR	5.400	Semi-Annual	07/03/2034		3,768,300	0	114	114	0	0
Pay	6-Month CLP-CHILIBOR	4.890	Semi-Annual	10/01/2034		2,141,900	0	(31)	(31)	1	0
Pay	6-Month CLP-CHILIBOR	5.440	Semi-Annual	02/28/2035		6,101,000	0	192	192	4	0
Receive	6-Month CLP-CHILIBOR	5.140	Semi-Annual	03/01/2035		4,650,000	0	(19)	(19)	0	(3)
Receive	6-Month CLP-CHILIBOR	5.210	Semi-Annual	03/01/2035		3,480,000	0	(35)	(35)	0	(2)
Pay	6-Month CLP-CHILIBOR	5.120	Semi-Annual	06/18/2035		1,953,200	0	0	0	1	0
Pay	6-Month CZK-PRIBOR	4.611	Annual	06/06/2028	CZK	318,230	465	268	733	8	0
Pay	6-Month CZK-PRIBOR	4.388	Annual	11/15/2028		479,700	644	(157)	487	15	0
Pay	6-Month CZK-PRIBOR	3.765	Annual	01/09/2029		215,600	60	181	241	7	0
Pay	6-Month CZK-PRIBOR	3.645	Annual	02/01/2029		615,200	0	538	538	21	0
Receive	6-Month CZK-PRIBOR	3.534	Annual	03/21/2029		140,600	0	(95)	(95)	0	(5)
Pay	6-Month CZK-PRIBOR	4.250	Annual	04/18/2029		166,500	205	119	324	7	0
Receive	6-Month CZK-PRIBOR	4.130	Annual	06/03/2029		174,800	1	(296)	(295)	0	(7)
Receive	6-Month CZK-PRIBOR	3.530	Annual	07/15/2029		320,500	0	94	94	0	(13)
Pay	6-Month CZK-PRIBOR	3.580	Annual	10/25/2029		417,000	(5)	(109)	(114)	21	0
Pay	6-Month CZK-PRIBOR	3.365	Annual	11/28/2029		239,200	(165)	(3)	(168)	12	0
Receive	6-Month CZK-PRIBOR	3.550	Annual	01/24/2030		160,300	(23)	(57)	(80)	0	(9)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Pay	6-Month CZK-PRIBOR	3.470	Annual	02/05/2030		401,200	16	103	119	24	0
Receive	6-Month CZK-PRIBOR	3.130	Annual	04/09/2030		445,700	125	103	228	0	(31)
Pay	6-Month CZK-PRIBOR	3.145	Annual	04/09/2030		156,700	(27)	(48)	(75)	11	0
Receive	6-Month CZK-PRIBOR	3.290	Annual	04/30/2030		79,900	0	13	13	0	(6)
Receive	6-Month CZK-PRIBOR	3.258	Annual	05/05/2030		97,300	0	23	23	0	(7)
Receive	6-Month CZK-PRIBOR	3.315	Annual	05/06/2030		108,800	0	12	12	0	(8)
Receive	6-Month CZK-PRIBOR	3.325	Annual	05/06/2030		274,100	0	23	23	0	(20)
Receive	6-Month CZK-PRIBOR	3.405	Annual	05/14/2030		124,300	0	(11)	(11)	0	(9)
Receive	6-Month CZK-PRIBOR	3.485	Annual	05/16/2030		95,700	0	(26)	(26)	0	(7)
Pay	6-Month CZK-PRIBOR	3.363	Annual	05/29/2030		312,800	0	(9)	(9)	23	0
Receive	6-Month CZK-PRIBOR	3.554	Annual	06/11/2030		462,900	49	(235)	(186)	0	(35)
Receive	6-Month CZK-PRIBOR	3.575	Annual	07/03/2030		1,343,800	983	(418)	565	0	(109)
Pay	6-Month CZK-PRIBOR	3.735	Annual	08/05/2030		41,100	0	(4)	(4)	4	0
Pay	6-Month CZK-PRIBOR	3.705	Annual	08/12/2030		710,990	0	(110)	(110)	64	0
Pay	6-Month CZK-PRIBOR	3.708	Annual	08/13/2030		485,400	5	(78)	(73)	43	0
Pay	6-Month CZK-PRIBOR	3.513	Annual	09/30/2030		156,900	(69)	(27)	(96)	15	0
Pay	6-Month CZK-PRIBOR	3.777	Annual	10/15/2030		84,740	0	(4)	(4)	9	0
Pay	6-Month CZK-PRIBOR	3.767	Annual	10/17/2030		223,400	0	(15)	(15)	23	0
Pay	6-Month CZK-PRIBOR	3.761	Annual	10/20/2030		285,900	0	(23)	(23)	29	0
Receive	6-Month CZK-PRIBOR	3.999	Annual	11/14/2030		40,100	0	(17)	(17)	0	(4)
Pay	6-Month CZK-PRIBOR	4.018	Annual	11/25/2030		13,200	0	6	6	1	0
Pay	6-Month CZK-PRIBOR	3.963	Annual	11/27/2030		116,500	0	38	38	12	0
Pay	6-Month CZK-PRIBOR	3.981	Annual	12/01/2030		121,200	0	44	44	13	0
Pay	6-Month CZK-PRIBOR	3.980	Annual	12/04/2030		129,250	(28)	74	46	14	0
Receive(6)	6-Month CZK-PRIBOR	3.920	Annual	02/09/2031		97,900	0	(18)	(18)	0	(11)
Receive(6)	6-Month CZK-PRIBOR	3.970	Annual	02/12/2031		124,700	0	(37)	(37)	0	(14)
Pay	6-Month CZK-PRIBOR	4.220	Annual	03/21/2033		271,100	559	(27)	532	49	0
Receive	6-Month CZK-PRIBOR	3.524	Annual	02/16/2034		364,200	(2)	284	282	0	(65)
Receive	6-Month CZK-PRIBOR	3.528	Annual	07/29/2034		114,700	0	205	205	0	(20)
Receive	6-Month CZK-PRIBOR	3.566	Annual	07/30/2034		44,300	0	73	73	0	(8)
Receive	6-Month CZK-PRIBOR	3.475	Annual	07/31/2034		44,300	0	88	88	0	(8)
Receive	6-Month CZK-PRIBOR	3.445	Annual	08/01/2034		74,700	0	157	157	0	(13)
Pay(6)	6-Month CZK-PRIBOR	4.523	Annual	12/01/2035		697,700	0	76	76	40	0
Pay(6)	6-Month CZK-PRIBOR	4.485	Annual	12/02/2035		129,200	0	5	5	7	0
Pay(6)	6-Month CZK-PRIBOR	4.530	Annual	12/31/2035		85,400	0	9	9	4	0
Receive	6-Month EUR-EURIBOR	2.287	Annual	11/25/2029	EUR	2,400	0	20	20	1	0
Pay(6)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		500	2	(5)	(3)	0	0
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		54,600	(320)	(834)	(1,154)	0	(75)
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		30,100	823	972	1,795	101	0
Pay	6-Month HUF-BBR	2.420	Annual	08/02/2026	HUF	5,709,600	(1,283)	585	(698)	0	0
Pay	6-Month HUF-BBR	4.790	Annual	01/17/2027		11,376,280	(797)	864	67	8	0
Receive	6-Month HUF-BBR	8.700	Annual	01/16/2028		6,147,700	(1,921)	(58)	(1,979)	0	(25)
Pay	6-Month HUF-BBR	7.330	Annual	11/06/2028		2,500,100	504	(219)	285	14	0
Receive	6-Month HUF-BBR	5.440	Annual	01/15/2029		1,473,600	9	(47)	(38)	0	(7)
Receive	6-Month HUF-BBR	6.450	Annual	06/06/2029		519,900	0	(75)	(75)	0	(3)
Receive	6-Month HUF-BBR	6.299	Annual	06/10/2029		941,300	0	(119)	(119)	0	(5)
Pay	6-Month HUF-BBR	6.090	Annual	10/21/2029		8,084,100	(385)	484	99	85	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Pay	6-Month HUF-BBR	6.079	Annual	10/22/2029		1,089,100	(60)	69	9	8	0
Pay	6-Month HUF-BBR	1.760	Annual	01/21/2030		1,937,700	(1,030)	72	(958)	10	0
Pay	6-Month HUF-BBR	6.363	Annual	01/31/2030		4,291,500	0	572	572	30	0
Pay	6-Month HUF-BBR	6.430	Annual	02/04/2030		2,715,500	0	387	387	20	0
Pay	6-Month HUF-BBR	6.511	Annual	02/05/2030		10,076,500	158	1,391	1,549	73	0
Pay	6-Month HUF-BBR	6.392	Annual	03/11/2030		3,054,800	0	429	429	25	0
Pay	6-Month HUF-BBR	6.650	Annual	03/13/2030		1,331,700	0	235	235	11	0
Receive	6-Month HUF-BBR	6.265	Annual	04/08/2030		1,040,000	0	(128)	(128)	0	(9)
Receive	6-Month HUF-BBR	6.250	Annual	04/09/2030		1,710,300	13	(220)	(207)	0	(15)
Pay	6-Month HUF-BBR	5.875	Annual	05/09/2030		3,322,000	(83)	320	237	26	0
Pay	6-Month HUF-BBR	5.890	Annual	05/09/2030		5,849,900	(43)	472	429	46	0
Pay	6-Month HUF-BBR	6.270	Annual	06/16/2030		3,926,900	3	477	480	30	0
Receive	6-Month HUF-BBR	6.210	Annual	06/26/2030		13,871,800	9	(1,625)	(1,616)	0	(106)
Receive	6-Month HUF-BBR	6.319	Annual	11/03/2030		649,100	0	(21)	(21)	0	(6)
Receive	6-Month HUF-BBR	6.350	Annual	11/14/2030		1,056,500	0	(38)	(38)	0	(9)
Receive	6-Month HUF-BBR	6.190	Annual	11/18/2030		6,535,920	227	(322)	(95)	0	(54)
Receive	6-Month HUF-BBR	6.430	Annual	11/21/2030		10,883,400	0	(498)	(498)	0	(91)
Receive	6-Month HUF-BBR	6.110	Annual	12/30/2030		1,040,550	(25)	20	(5)	0	(8)
Pay	6-Month HUF-BBR	2.680	Annual	06/29/2031		1,905,500	(946)	103	(843)	10	0
Receive	6-Month HUF-BBR	6.265	Annual	04/28/2032		83,600	0	(9)	(9)	0	(1)
Receive	6-Month HUF-BBR	6.270	Annual	04/28/2032		3,200,000	0	(330)	(330)	0	(22)
Receive	6-Month HUF-BBR	6.100	Annual	02/08/2034		1,362,200	0	(48)	(48)	0	(11)
Receive	6-Month HUF-BBR	6.580	Annual	05/16/2035		167,500	0	(21)	(21)	0	(2)
Pay	6-Month PLN-WIBOR	5.520	Annual	03/20/2026	PLN	7,500	22	46	68	0	0
Pay	6-Month PLN-WIBOR	1.460	Annual	05/28/2026		16,700	(308)	281	(27)	0	(1)
Pay	6-Month PLN-WIBOR	5.158	Annual	03/22/2027		155,800	(121)	2,039	1,918	12	0
Receive	6-Month PLN-WIBOR	5.175	Annual	03/24/2027		48,900	(183)	(428)	(611)	0	(4)
Receive	6-Month PLN-WIBOR	5.470	Annual	04/08/2027		76,800	(464)	(626)	(1,090)	0	(7)
Receive	6-Month PLN-WIBOR	5.960	Annual	04/25/2027		82,900	(815)	(615)	(1,430)	0	(7)
Receive	6-Month PLN-WIBOR	4.910	Annual	07/25/2027		6,320	(15)	(20)	(35)	0	0
Receive	6-Month PLN-WIBOR	4.735	Annual	10/09/2028		38,600	(91)	(225)	(316)	0	(11)
Receive	6-Month PLN-WIBOR	4.560	Annual	11/06/2028		59,900	(25)	(404)	(429)	0	(15)
Pay	6-Month PLN-WIBOR	4.440	Annual	01/09/2029		52,900	(12)	656	644	12	0
Pay	6-Month PLN-WIBOR	4.730	Annual	02/16/2029		23,000	0	357	357	6	0
Pay	6-Month PLN-WIBOR	4.810	Annual	02/16/2029		27,800	0	455	455	7	0
Pay	6-Month PLN-WIBOR	4.660	Annual	02/19/2029		22,200	0	328	328	6	0
Pay	6-Month PLN-WIBOR	4.970	Annual	03/21/2029		45,900	9	835	844	13	0
Pay	6-Month PLN-WIBOR	5.020	Annual	03/21/2029		12,500	0	236	236	4	0
Pay	6-Month PLN-WIBOR	4.923	Annual	03/22/2029		54,800	(21)	995	974	16	0
Receive	6-Month PLN-WIBOR	4.510	Annual	04/25/2029		63,600	0	(883)	(883)	0	(17)
Receive	6-Month PLN-WIBOR	4.545	Annual	04/25/2029		33,300	0	(475)	(475)	0	(9)
Pay	6-Month PLN-WIBOR	5.105	Annual	07/12/2029		6,800	0	93	93	2	0
Pay	6-Month PLN-WIBOR	4.865	Annual	07/18/2029		18,300	0	205	205	4	0
Pay	6-Month PLN-WIBOR	4.750	Annual	08/02/2029		17,600	0	178	178	4	0
Receive	6-Month PLN-WIBOR	4.259	Annual	08/08/2029		16,100	0	(81)	(81)	0	(4)
Receive	6-Month PLN-WIBOR	4.388	Annual	08/09/2029		23,800	0	(152)	(152)	0	(6)
Receive	6-Month PLN-WIBOR	4.415	Annual	08/12/2029		29,100	0	(195)	(195)	0	(7)
Pay	6-Month PLN-WIBOR	4.560	Annual	09/02/2029		13,700	(16)	130	114	4	0
Receive	6-Month PLN-WIBOR	5.220	Annual	03/20/2033		14,700	(166)	(273)	(439)	0	(8)
Receive	6-Month PLN-WIBOR	5.310	Annual	03/21/2033		29,200	(379)	(542)	(921)	0	(17)
Receive	6-Month PLN-WIBOR	4.740	Annual	10/25/2033		16,800	(38)	(196)	(234)	0	(10)
Pay	28-Day MXN-TIIE	8.075	Lunar	03/17/2027	MXN	334,900	0	237	237	5	0
Pay	28-Day MXN-TIIE	6.880	Lunar	03/02/2028		481,200	0	(199)	(199)	12	0
Pay	28-Day MXN-TIIE	6.882	Lunar	03/02/2028		682,700	0	(281)	(281)	18	0
Pay	28-Day MXN-TIIE	7.360	Lunar	03/02/2028		324,000	0	46	46	9	0
Receive	28-Day MXN-TIIE	7.430	Lunar	03/02/2028		79,600	0	(18)	(18)	0	(2)
Receive	28-Day MXN-TIIE	7.550	Lunar	03/02/2028		682,000	0	(247)	(247)	0	(19)
Receive	28-Day MXN-TIIE	7.560	Lunar	03/02/2028		312,000	0	(117)	(117)	0	(9)
Receive	28-Day MXN-TIIE	7.580	Lunar	03/02/2028		372,400	0	(148)	(148)	0	(11)
Pay	28-Day MXN-TIIE	9.295	Lunar	10/30/2028		41,400	21	78	99	1	0
Pay	28-Day MXN-TIIE	7.760	Lunar	03/01/2029		162,000	0	80	80	5	0
Receive	28-Day MXN-TIIE	8.250	Lunar	03/01/2029		79,000	(59)	(43)	(102)	0	(3)
Pay	28-Day MXN-TIIE	9.065	Lunar	03/01/2029		428,400	0	1,115	1,115	16	0
Pay	28-Day MXN-TIIE	7.790	Lunar	05/31/2029		189,000	0	94	94	7	0
Pay	28-Day MXN-TIIE	7.820	Lunar	05/31/2029		195,900	0	108	108	7	0
Pay	28-Day MXN-TIIE	7.825	Lunar	05/31/2029		186,200	0	104	104	7	0
Receive	28-Day MXN-TIIE	8.485	Lunar	05/31/2029		163,200	(185)	(91)	(276)	0	(6)
Receive	28-Day MXN-TIIE	8.495	Lunar	05/31/2029		486,700	0	(830)	(830)	0	(19)
Pay	28-Day MXN-TIIE	8.620	Lunar	12/05/2029		256,800	0	518	518	13	0
Receive	28-Day MXN-TIIE	8.665	Lunar	12/11/2029		179,900	0	(377)	(377)	0	(9)
Pay	28-Day MXN-TIIE	8.800	Lunar	12/12/2029		284,900	120	552	672	15	0
Receive	28-Day MXN-TIIE	8.950	Lunar	12/17/2029		96,700	0	(255)	(255)	0	(5)
Pay	28-Day MXN-TIIE	9.135	Lunar	12/27/2029		83,900	0	257	257	5	0
Pay	28-Day MXN-TIIE	9.150	Lunar	12/31/2029		27,600	0	85	85	2	0
Receive	28-Day MXN-TIIE	9.180	Lunar	01/08/2030		117,800	0	(368)	(368)	0	(7)
Pay	28-Day MXN-TIIE	8.650	Lunar	01/31/2030		28,000	0	59	59	2	0
Receive	28-Day MXN-TIIE	8.267	Lunar	02/28/2030		679,400	0	(905)	(905)	0	(38)
Pay	28-Day MXN-TIIE	8.360	Lunar	03/13/2030		21,200	0	32	32	1	0
Receive	28-Day MXN-TIIE	8.480	Lunar	03/13/2030		51,300	0	(89)	(89)	0	(3)
Pay	28-Day MXN-TIIE	7.720	Lunar	04/01/2030		100,400	0	20	20	6	0
Pay	28-Day MXN-TIIE	7.750	Lunar	04/01/2030		162,000	7	35	42	9	0
Pay	28-Day MXN-TIIE	7.775	Lunar	04/01/2030		140,300	0	44	44	8	0
Pay	28-Day MXN-TIIE	7.790	Lunar	04/01/2030		60,100	0	21	21	3	0
Pay	28-Day MXN-TIIE	7.582	Lunar	04/02/2030		294,100	0	(25)	(25)	16	0
Pay	28-Day MXN-TIIE	7.748	Lunar	04/02/2030		63,100	0	16	16	4	0
Pay	28-Day MXN-TIIE	7.753	Lunar	04/16/2030		304,700	0	81	81	17	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Receive	28-Day MXN-TIIE	7.775	Lunar	06/12/2030	171,700	0	(48)	(48)	0	(11)
Receive	28-Day MXN-TIIE	7.790	Lunar	06/12/2030	147,000	0	(46)	(46)	0	(9)
Receive	28-Day MXN-TIIE	7.800	Lunar	06/12/2030	464,400	0	(155)	(155)	0	(29)
Receive	28-Day MXN-TIIE	7.936	Lunar	06/12/2030	389,600	(33)	(211)	(244)	0	(25)
Pay	28-Day MXN-TIIE	7.460	Lunar	08/27/2030	205,500	0	(99)	(99)	14	0
Pay	28-Day MXN-TIIE	7.500	Lunar	09/11/2030	207,700	0	(83)	(83)	14	0
Receive	28-Day MXN-TIIE	7.610	Lunar	09/20/2030	290,300	(83)	131	48	0	(20)
Pay	28-Day MXN-TIIE	7.740	Lunar	09/20/2030	119,000	0	15	15	8	0
Pay	28-Day MXN-TIIE	7.310	Lunar	11/01/2030	120,400	(16)	(90)	(106)	9	0
Receive	28-Day MXN-TIIE	7.375	Lunar	11/21/2030	108,100	47	35	82	0	(8)
Pay	28-Day MXN-TIIE	7.700	Lunar	12/24/2030	115,750	0	(5)	(5)	9	0
Pay	28-Day MXN-TIIE	8.290	Lunar	02/27/2032	53,500	0	65	65	5	0
Pay	28-Day MXN-TIIE	8.545	Lunar	11/23/2034	60,700	0	98	98	5	0
Receive	28-Day MXN-TIIE	8.820	Lunar	11/23/2034	78,800	0	(205)	(205)	0	(7)
Receive	28-Day MXN-TIIE	9.131	Lunar	12/11/2034	88,600	0	(325)	(325)	0	(7)
Pay	28-Day MXN-TIIE	9.370	Lunar	12/21/2034	88,800	0	407	407	8	0
Pay	28-Day MXN-TIIE	9.340	Lunar	12/27/2034	124,400	0	554	554	11	0
Pay	28-Day MXN-TIIE	9.295	Lunar	12/28/2034	84,000	0	360	360	7	0
Pay	28-Day MXN-TIIE	9.295	Lunar	12/29/2034	128,100	0	548	548	11	0
Receive	28-Day MXN-TIIE	8.855	Lunar	02/09/2035	212,900	0	(565)	(565)	0	(18)
Receive	28-Day MXN-TIIE	8.515	Lunar	02/22/2035	138,300	0	(200)	(200)	0	(11)
Pay	28-Day MXN-TIIE	8.270	Lunar	03/07/2035	33,000	1	16	17	3	0
Receive	28-Day MXN-TIIE	8.640	Lunar	03/07/2035	92,000	0	(172)	(172)	0	(8)
Receive	28-Day MXN-TIIE	8.655	Lunar	03/07/2035	68,900	0	(133)	(133)	0	(6)
Receive	28-Day MXN-TIIE	8.740	Lunar	03/07/2035	34,400	0	(77)	(77)	0	(3)
Pay	28-Day MXN-TIIE	8.365	Lunar	03/28/2035	35,500	0	31	31	3	0
Receive	28-Day MXN-TIIE	8.285	Lunar	06/06/2035	102,400	0	(57)	(57)	0	(8)

						$(3,381)	$(10,056)	$(13,437)	$3,297	$(3,698)

Total Swap Agreements						$(7,638)	$(10,256)	$(17,894)	$3,299	$(3,700)

(m)

Securities with an aggregate market value of $1,681 and cash of $38,422 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
								Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered	Currency to be Received		Asset		Liability

BOA		01/2026		ARS	4,425,827	$3,121		$81		$0
		01/2026		BRL	11,222	2,039		0		(8)
		01/2026		COP	68,726,191	17,746		0		(252)
		01/2026		ILS	525	161		0		(4)
		01/2026		KRW	4,474,662	3,071		0		(32)
		01/2026		PYG	5,603,800	792		0		(57)
		01/2026			$1,214	ARS	1,784,914	15		0
		01/2026			2,072	BRL	11,222	0		(24)
		01/2026			3,912	CNH	27,368	15		0
		01/2026			457	CNY	3,228	4		0
		01/2026			1,280	IDR	21,370,277	0		(1)
		01/2026			13,480	INR	1,214,207	8		(11)
		01/2026			1,188	KRW	1,741,154	19		0
		01/2026			65	PHP	3,872	1		0
		01/2026			16,941	PLN	61,973	321		0
		01/2026			307	PYG	2,016,175	0		(1)
		01/2026			869	THB	28,060	22		0
		01/2026		ZAR	203,898	$12,237		0		(57)
		02/2026		COP	7,440,143	1,930		2		(8)
		02/2026		DOP	468,907	7,358		20		(19)
		02/2026		KRW	1,742,286	1,197		0		(12)
		02/2026		PYG	13,868,323	1,922		0		(171)
		02/2026			$13	CNY	91	0		0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

	03/2026	COP	5,209,776		$1,356	13	0
	03/2026	CZK	33,496	EUR	1,370	0	(16)
	03/2026	EUR	3,778	CZK	92,655	58	0
	03/2026		$32	CNY	224	0	0
	03/2026		2,763	COP	10,825,434	33	0
	03/2026		19,316	PEN	65,115	4	0
	04/2026	COP	8,026,508		$2,006	0	(48)
	04/2026	MXN	65,409		3,582	0	(13)
	04/2026		$500	ARS	811,428	0	(18)
	08/2026		4,161	ZAR	75,246	306	0
	08/2026	ZAR	62,002		$3,502	0	(183)
BPS	01/2026	ARS	11,780,387		8,114	93	(84)
	01/2026	BRL	49,087		8,883	0	(75)
	01/2026	EUR	6,375		7,476	0	(19)
	01/2026	INR	4,739,336		52,495	0	(109)
	01/2026	MYR	865		211	0	(2)
	01/2026	PHP	3,097,383		52,467	30	(71)
	01/2026	THB	54,800		1,720	0	(20)
	01/2026	TWD	424,186		13,692	186	0
	01/2026		$7,908	ARS	11,881,693	266	0
	01/2026		8,990	BRL	49,087	25	(57)
	01/2026		43,052	CNH	303,382	480	0
	01/2026		5,468	CNY	38,701	60	0
	01/2026		17,997	COP	68,290,429	0	(119)
	01/2026		3,615	EUR	3,073	2	(4)
	01/2026		18,534	IDR	310,016,378	31	0
	01/2026		2,349	INR	211,628	0	0
	01/2026		1,957	MYR	7,945	3	0
	01/2026		8,285	PLN	30,503	212	0
	01/2026		887	THB	27,948	0	0
	01/2026		9,055	ZAR	151,487	82	0
	01/2026	ZAR	151,527		$9,055	0	(82)
	02/2026		$6,639	CNY	46,887	66	0
	02/2026		6,988	THB	219,849	3	0
	03/2026	CZK	59,089	EUR	2,408	0	(39)
	03/2026		$3,504	CNY	24,589	26	0
	03/2026		107,373	CZK	2,234,649	1,440	0
	04/2026	ARS	1,900,827		$1,268	140	0
	04/2026	BRL	288,100		51,793	298	0
	04/2026		$4,121	CNY	28,894	29	0
	05/2026		4,420	KWD	1,347	0	(30)
	06/2026	ARS	3,960,615		$2,161	0	(92)
	06/2026		$52,496	INR	4,797,081	181	0
	06/2026		1,501	KWD	458	0	(7)
	07/2026	ARS	757,200		$498	71	0
	07/2026		$532	ARS	900,962	0	(26)
	06/2027		1,645	KWD	499	0	(11)
	05/2029	KWD	7,247		$24,915	984	0
	07/2029		806		2,774	109	0
	05/2030		4,241		14,605	513	0
	08/2030		1,440		4,856	63	0
BRC	01/2026	IDR	359,560		22	0	0
	01/2026	INR	4,908,270		54,295	0	(184)
	01/2026	MYR	116,273		28,749	66	(6)
	01/2026	PLN	9,115		2,485	0	(54)
	01/2026	RON	43		10	0	0
	01/2026		$71,778	MYR	294,661	925	0
	01/2026		5,780	PLN	21,058	85	0
	01/2026		5,560	TRY	250,566	242	0
	01/2026		2,401	ZAR	40,960	69	0
	01/2026	ZAR	168,456		$9,772	0	(386)
	02/2026	TRY	35,284		783	0	(9)
	02/2026		$9,323	HUF	3,088,983	95	0
	02/2026		9,190	TRY	419,659	222	0
	03/2026		156	CZK	3,232	2	0
	03/2026		96,027	IDR	1,603,176,909	0	(177)
	03/2026		12,566	TRY	576,081	140	0
	06/2026		54,295	INR	4,968,537	264	0
BSH	01/2026	CLP	6,221,743		$6,624	0	(292)
	01/2026	JPY	339,374		2,180	12	0
	01/2026	PEN	44,746		13,031	0	(270)
	01/2026	PLN	1,465		400	0	(8)
	02/2026	COP	3,820		1	0	0
	02/2026	PEN	45,646		13,353	0	(206)
	03/2026	CLP	11,365,533		12,119	0	(517)
	03/2026	COP	39,234,543		9,988	0	(179)
	03/2026	PEN	8,156		2,335	0	(85)
	03/2026		$1,908	PEN	6,476	13	0
	05/2026	PEN	55,912		$15,719	0	(830)
CBK	01/2026	ARS	1,681,052		1,152	0	(6)
	01/2026	BRL	108,986		19,473	0	(416)
	01/2026	CNH	485,916		69,125	0	(595)
	01/2026	COP	7,537,370		2,011	26	0
	01/2026	DOP	44,959		693	0	(14)
	01/2026	EUR	6,529		7,610	0	(66)
	01/2026	GBP	607		808	0	(10)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

	01/2026	IDR	44,856,826		2,671	0	(15)
	01/2026	KRW	4,381,473		3,041	2	0
	01/2026	PEN	67,127		18,790	0	(1,169)
	01/2026	PLN	27,151		7,441	0	(121)
	01/2026	PYG	3,218,880		448	0	(39)
	01/2026	SEK	2,240		238	0	(5)
	01/2026		$1,590	ARS	2,485,362	120	0
	01/2026		20,030	BRL	108,986	30	(171)
	01/2026		13,196	CAD	18,205	75	0
	01/2026		3,140	CNH	22,054	24	0
	01/2026		11,187	CNY	79,075	99	0
	01/2026		997	COP	3,757,693	0	(2)
	01/2026		3,095	EUR	2,656	28	0
	01/2026		2,883	IDR	48,319,080	11	0
	01/2026		82,865	INR	7,386,754	5	(881)
	01/2026		15,662	PEN	52,781	32	0
	01/2026		3,151	TRY	135,663	10	0
	01/2026	UYU	30,854		$770	0	(20)
	01/2026	ZAR	89,596		5,244	0	(158)
	02/2026	BRL	159,957		28,922	0	(49)
	02/2026	COP	15,095,282		3,956	38	0
	02/2026	GHS	4,864		340	0	(112)
	02/2026	PEN	44,301		12,527	0	(633)
	02/2026		$640	BRL	3,593	11	0
	02/2026		21,037	CNY	148,455	187	0
	02/2026		16,956	COP	65,972,823	203	0
	02/2026		464	EGP	22,732	8	0
	03/2026	CLP	12,423,501		$13,333	0	(478)
	03/2026	COP	56,926,134		14,960	203	0
	03/2026	CZK	86,732		4,203	0	(20)
	03/2026	EGP	76,608		1,477	0	(88)
	03/2026	PEN	151,934		44,426	0	(652)
	03/2026	PHP	526,242		8,897	7	0
	03/2026		$16,527	CNY	116,240	143	0
	03/2026		4,224	PEN	14,325	26	0
	04/2026	COP	10,491,601		$2,753	55	0
	04/2026	PEN	48,502		14,286	0	(82)
	04/2026		$600	ARS	960,000	0	(30)
	05/2026	PEN	42,157		$12,290	0	(187)
	05/2026	SGD	115,454		89,471	0	(1,158)
	05/2026		$319	NGN	495,975	11	0
	06/2026	ARS	1,564,831		$1,029	147	0
	07/2026		4,422,913		2,802	316	0
	10/2026	UGX	2,763,680		751	31	0
	10/2026	UZS	5,881,900		449	0	(12)
	11/2026	NGN	520,838		319	0	(4)
DUB	01/2026	BRL	13,462		2,447	0	(10)
	01/2026	ILS	4,182		1,311	0	(2)
	01/2026	MYR	3,642		893	0	(6)
	01/2026	UGX	174,721		50	2	0
	01/2026		$2,523	BRL	13,462	0	(66)
	01/2026		2,790	EGP	136,879	63	0
	01/2026		5,180	IDR	86,581,110	5	0
	01/2026		31,061	INR	2,765,974	0	(361)
	01/2026		2,963	KRW	4,337,208	45	0
	01/2026		9,819	MYR	39,763	6	(15)
	01/2026		1,320	RSD	132,235	5	0
	01/2026	UZS	90,772,672		$7,392	0	(161)
	01/2026	ZAR	413,213		24,031	0	(888)
	02/2026		$7,121	HUF	2,344,417	27	0
	02/2026		1,311	ILS	4,181	2	0
	02/2026		276	NGN	417,295	12	0
	02/2026		4,219	PEN	15,006	238	0
	03/2026	KZT	74,753		$145	0	0
	03/2026		$1,806	CNY	12,673	12	0
	03/2026		8,106	CZK	166,860	19	0
	03/2026		3,203	KZT	1,844,278	349	0
	04/2026	UGX	11,252,644		$3,148	92	0
	04/2026		$2,751	EGP	141,513	119	0
	04/2026	UZS	46,200,179		$3,693	0	(73)
	05/2026	SGD	59,483		46,082	0	(611)
	06/2026	KZT	1,458,173		2,719	0	(27)
	09/2026	EGP	82,308		1,477	0	(101)
	09/2026	PKR	335,665		1,126	0	(34)
	10/2026	UZS	16,224,000		1,248	0	(21)
	11/2026		48,309,261		3,697	0	(59)
	12/2026		69,787,412		5,373	0	(31)
FAR	01/2026	GBP	33,634		44,168	0	(1,168)
	01/2026	ILS	2,225		694	0	(5)
	01/2026	MXN	240,417		12,961	0	(359)
	01/2026	PEN	19,651		5,774	0	(68)
	01/2026	SGD	4,595		3,554	0	(23)
	01/2026		$4,614	MYR	18,800	25	0
	01/2026		45,387	PLN	165,899	820	0
	01/2026	ZAR	228,501		$13,309	0	(469)
	02/2026		$694	ILS	2,225	5	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

GLM	01/2026	ARS	828,649		$571	6	0
	01/2026	BRL	60,810		11,384	286	0
	01/2026	CHF	703		876	0	(11)
	01/2026	CNH	58,821		8,409	0	(31)
	01/2026	PLN	16,499		4,505	0	(91)
	01/2026	THB	1,251,486		40,262	533	0
	01/2026		$540	ARS	797,704	7	0
	01/2026		11,052	BRL	60,810	46	0
	01/2026		21,486	CNH	151,176	206	0
	01/2026		1,280	IDR	21,373,128	0	0
	01/2026		2,628	ILS	8,492	38	0
	01/2026		7,724	MYR	31,715	100	0
	01/2026		1,999	PHP	118,408	9	0
	01/2026		27,999	PLN	102,300	493	0
	01/2026		29,564	THB	940,646	308	0
	01/2026	ZAR	455,514		$26,515	0	(952)
	02/2026	COP	232,135		61	1	0
	02/2026	DOP	1,941,460		30,194	116	(407)
	02/2026		$19,217	BRL	105,781	0	(58)
	02/2026		56	CNY	394	1	0
	02/2026		373	HUF	122,477	1	0
	02/2026		1,885	MXN	34,965	47	0
	02/2026		40,268	THB	1,250,264	0	(512)
	02/2026		1,961	TRY	89,432	53	0
	03/2026	DOP	614,784		$9,553	35	(106)
	03/2026	EGP	34,003		657	0	(38)
	03/2026		$31,090	BRL	171,325	0	(232)
	03/2026		124	CNY	868	1	0
	04/2026	ARS	743,695		$497	56	0
	04/2026	MXN	44,119		2,396	0	(31)
	04/2026		$27,049	BRL	150,800	0	(95)
	04/2026		2,304	MXN	42,479	31	0
	05/2026	DOP	196,258		$3,011	0	(27)
	05/2026		$136,985	SGD	174,937	337	0
	06/2026	ARS	16		$0	0	0
	06/2026	EGP	64,195		1,191	0	(79)
	07/2026	ARS	778,588		516	77	0
	09/2026		1,103,965		580	0	(16)
IND	01/2026	MYR	31,506		7,772	1	(2)
	01/2026	PLN	11,384		3,069	0	(102)
	01/2026		$808	EGP	40,081	28	0
	01/2026		3,129	ZAR	52,358	28	0
JPM	01/2026	KRW	8,970,264		$6,251	30	0
	01/2026	NGN	7,944,700		5,300	0	(192)
	01/2026	PLN	47,198		12,753	0	(394)
	01/2026	THB	1,211,447		39,010	552	0
	01/2026		$89,400	CNH	629,629	943	0
	01/2026		3,160	CNY	22,251	13	0
	01/2026		299	EGP	14,570	6	0
	01/2026		4,253	ILS	13,864	100	0
	01/2026		11,512	INR	1,025,199	0	(133)
	01/2026		45	MXN	830	1	0
	01/2026		18,376	MYR	74,466	4	(7)
	01/2026		901	NOK	9,210	13	0
	01/2026		46,639	PLN	171,313	1,077	0
	01/2026		63,344	THB	2,009,138	463	(14)
	01/2026	ZAR	58,415		$3,404	0	(118)
	02/2026	COP	126,192,584		32,226	1	(612)
	02/2026		$79,214	BRL	436,057	0	(238)
	02/2026		6,251	KRW	8,958,492	0	(39)
	02/2026		574	NGN	869,996	25	0
	02/2026		39,010	THB	1,210,101	0	(531)
	03/2026	COP	966,250		$250	0	0
	03/2026	MXN	84,433		4,576	0	(83)
	03/2026		$4,340	MXN	80,135	79	0
	06/2026	EGP	41,140		$762	0	(51)
	10/2026	UGX	5,947,590		1,614	65	0
	06/2027	UZS	992,297		74	0	0
MBC	01/2026	CAD	18,345		13,034	0	(339)
	01/2026	CNH	84,666		12,066	0	(77)
	01/2026	EGP	9,000		188	0	0
	01/2026	EUR	17,411		20,355	0	(115)
	01/2026	JPY	18,585		119	1	0
	01/2026	NZD	335		192	0	(1)
	01/2026	SGD	76,280		58,789	0	(592)
	01/2026		$12,155	CNY	85,787	84	0
	01/2026		2,275	EGP	112,189	70	0
	01/2026		13,891	GBP	10,385	107	0
	01/2026		3,072	MXN	55,423	0	(1)
	01/2026		6,366	MYR	25,762	0	(10)
	01/2026		17,095	PLN	63,151	495	0
	01/2026		3,052	RON	13,250	2	0
	01/2026		1,795	UYU	72,326	56	0
	02/2026	ILS	19,999		$5,470	0	(811)
	02/2026		$613	EGP	30,449	14	0
	02/2026		867	MXN	16,044	20	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

	03/2026	CZK	79,616		$3,834	0	(43)
	03/2026	PHP	114,232		1,932	2	0
	03/2026		$1,483	EGP	87,590	310	0
	04/2026		26		1,325	1	0
	04/2026		1,793	MXN	33,101	27	0
	05/2026		69	EGP	3,529	1	0
	09/2026	EGP	54,346		$976	0	(67)
	10/2026	ZAR	15,379		864	0	(46)
MYI	01/2026	BRL	20,903		3,799	0	(16)
	01/2026	IDR	128,851,552		7,691	0	(25)
	01/2026	PLN	7,191		1,966	0	(37)
	01/2026		$3,858	BRL	20,903	0	(43)
	01/2026		0	EGP	11	0	0
	01/2026		1,280	IDR	21,373,128	0	0
	01/2026		3,733	MYR	15,063	0	(16)
	01/2026		5,695	PLN	20,670	64	(2)
	01/2026		5,391	THB	172,708	92	0
	01/2026	ZAR	57,170		$3,422	0	(25)
	02/2026	CZK	56,847	EUR	2,312	0	(45)
	02/2026	HUF	107,743		$327	0	(1)
	02/2026		$1,127	CNY	7,955	10	0
	02/2026		14,040	HUF	4,674,895	214	0
	02/2026		5,260	PEN	17,680	0	(7)
	02/2026		3,120	THB	98,612	16	0
	03/2026	PHP	6,654,707		$112,465	38	0
	03/2026		$3,776	CNY	26,519	27	0
	10/2026		1,723	AZN	3,083	30	0
	10/2027		3,446		6,341	0	(102)
NGF	01/2026		4,858	KRW	7,109,867	73	0
	02/2026		4,071	TRY	185,834	103	0
	03/2026		8,632		395,586	97	0
SCX	01/2026	CNH	92,290		$13,046	0	(198)
	01/2026	JPY	263,259		1,693	11	0
	01/2026	MYR	3,642		883	0	(16)
	01/2026		$42,793	CNH	301,520	471	0
	01/2026		13,046	CNY	92,153	109	0
	01/2026		502	EGP	24,763	16	0
	01/2026		30,838	IDR	515,664,642	43	0
	01/2026		57,416	INR	5,187,574	163	0
	01/2026		3,132	KRW	4,633,168	81	0
	01/2026		25,241	SAR	94,921	45	0
	01/2026		38,976	THB	1,260,527	1,039	0
	01/2026		16,355	TWD	511,436	0	(73)
	01/2026	UZS	12		$0	0	0
	02/2026		$999	NGN	1,517,851	47	0
	03/2026		5,556	CLP	5,099,866	113	0
	03/2026		1,392	CNY	9,766	10	0
	04/2026	NGN	939,306		$543	0	(91)
	04/2026		$2,378	PEN	8,196	51	0
	06/2026	KZT	2,686		$5	0	0
SOG	01/2026	JPY	984,814		6,297	5	0
	01/2026		$47,764	EUR	41,255	740	0
	01/2026		2,867	INR	259,668	15	0
	01/2026		4,267	PEN	14,385	10	0
	01/2026		22,087	RON	95,989	45	0
	02/2026	PEN	49,403		$14,622	0	(57)
	02/2026		$4,711	EGP	231,188	63	0
	02/2026		4	HUF	1,472	0	0
	02/2026		868	MXN	16,053	20	0
	03/2026	CLP	13,922,222		$14,365	0	(1,113)
	03/2026	COP	138,706,696		35,335	0	(616)
	03/2026	MXN	1,407		75	0	(2)
	03/2026	PEN	84,134		24,472	0	(491)
	03/2026		$31,509	MXN	589,800	1,013	0
	03/2026		17	PEN	58	0	0
	04/2026	UGX	6,502,925		$1,819	51	0
SSB	01/2026		$3,203	BRL	17,385	0	(30)
	03/2026	CLP	9,759,626		$10,292	0	(558)
	03/2026	CZK	81,785		3,943	0	(40)
UAG	01/2026		$20,197	PLN	73,966	405	0
	01/2026		2,488	THB	79,413	33	0
	01/2026		3,734	TRY	178,008	402	0
	01/2026	ZAR	255,626		$14,698	0	(716)
	02/2026	COP	24,336,829		6,499	178	0
	03/2026	CLP	13,382,620		14,384	0	(494)
	03/2026	COP	82,672,662		20,974	0	(453)

Total Forward Foreign Currency Contracts						$25,494	$(29,307)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description			Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC EUR versus CZK		CZK	24.200	03/11/2026	10,221	$46	$62
	Call - OTC USD versus HKD		HKD	7.800	08/14/2026	54,800	82	31
	Call - OTC USD versus HKD			7.800	08/24/2026	86,100	119	48
	Put - OTC USD versus KRW		KRW	17.850	01/14/2026	27,790	69	33
	Put - OTC USD versus KRW			1,417.000	02/11/2026	7,977	49	42
	Put - OTC USD versus KRW			1,419.000	02/11/2026	7,978	47	45
	Put - OTC USD versus KRW			1,419.000	02/12/2026	8,224	51	47
	Put - OTC USD versus ZAR		ZAR	18.000	08/19/2026	35,209	1,729	2,840
BRC	Put - OTC USD versus KRW		KRW	1,423.000	02/12/2026	2,772	17	18
GLM	Call - OTC USD versus HKD		HKD	7.800	08/14/2026	13,700	18	8
JPM	Put - OTC USD versus ZAR		ZAR	16.600	02/11/2026	4,177	836	2,278
MBC	Call - OTC USD versus HKD		HKD	7.800	08/14/2026	51,600	68	29
	Call - OTC USD versus HKD			7.800	08/24/2026	29,800	44	17
MYI	Put - OTC EUR versus CZK		CZK	24.200	02/10/2026	9,635	41	48
	Put - OTC EUR versus CZK			23.900	06/02/2026	6,143	25	19
	Put - OTC USD versus BRL		BRL	5.410	02/04/2026	23,265	355	152

							$3,596	$5,717

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Call - OTC 5-Year Interest Rate Swap	6-Month CZK-PRIBOR	Pay	3.670%	02/05/2026	244,750	$21	$11
DUB	Call - OTC 5-Year Interest Rate Swap	6-Month CZK-PRIBOR	Pay	3.720	02/10/2026	311,800	24	27

							$45	$38

Total Purchased Options							$3,641	$5,755

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description			Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC USD versus HKD		HKD	7.850	08/14/2026	54,800	$(30)	$(18)
	Call - OTC USD versus HKD			7.850	08/24/2026	86,100	(40)	(28)
	Put - OTC USD versus KRW		KRW	1,380.000	02/11/2026	7,977	(15)	(11)
	Put - OTC USD versus KRW			1,382.000	02/11/2026	7,978	(15)	(12)
	Put - OTC USD versus KRW			1,383.000	02/12/2026	8,224	(17)	(13)
	Put - OTC USD versus ZAR		ZAR	17.000	08/19/2026	70,418	(1,748)	(2,662)
BRC	Put - OTC USD versus KRW		KRW	1,385.000	02/12/2026	2,772	(5)	(5)
GLM	Call - OTC USD verses TRY		TRY	47.700	02/09/2026	12,630	(229)	(78)
	Call - OTC USD versus HKD		HKD	7.850	08/14/2026	13,700	(6)	(5)
MBC	Call - OTC USD versus HKD			7.850	08/14/2026	51,600	(23)	(17)
	Call - OTC USD versus HKD			7.850	08/24/2026	29,800	(15)	(10)
MYI	Put - OTC USD versus BRL		BRL	5.160	02/04/2026	23,265	(60)	(8)
	Call - OTC USD versus BRL			5.700	02/04/2026	23,265	(301)	(165)
UAG	Put - OTC USD versus TRY		TRY	42.635	01/07/2026	7,530	(255)	(1)
	Call - OTC USD versus TRY			56.750	01/07/2026	7,530	(171)	(1)
	Put - OTC USD versus TRY			42.800	01/08/2026	11,554	(396)	(2)
	Call - OTC USD versus TRY			56.750	01/08/2026	11,554	(265)	(3)

							$(3,591)	$(3,039)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 5-Year Interest Rate Swap	6-Month CZK-PRIBOR	Pay	4.170%	02/05/2026	244,750	$(23)	$(4)
DUB	Call - OTC 5-Year Interest Rate Swap	3-Month ZAR-JIBAR	Receive	6.885	02/04/2026	107,400	(39)	(78)
	Put - OTC 5-Year Interest Rate Swap	3-Month ZAR-JIBAR	Pay	6.885	02/04/2026	107,400	(39)	(10)
	Call - OTC 5-Year Interest Rate Swap	3-Month ZAR-JIBAR	Receive	6.715	02/26/2026	105,500	(35)	(47)
	Put - OTC 5-Year Interest Rate Swap	3-Month ZAR-JIBAR	Pay	6.715	02/26/2026	105,500	(36)	(28)
	Put - OTC 5-Year Interest Rate Swap	6-Month CZK-PRIBOR	Pay	4.220	02/10/2026	311,800	(27)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month PLN-WIRON	Receive	4.275	02/26/2026	11,600	(31)	(40)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

	Put - OTC 10-Year Interest Rate Swap	3-Month PLN-WIRON		Pay	4.275	02/26/2026	11,600	(31)		(17)
JPM	Call - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR		Receive	7.350	02/04/2026	117,800	(38)		(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR		Pay	7.350	02/04/2026	117,800	(38)		(110)
	Call - OTC 10-Year Interest Rate Swap	3-Month PLN-WIRON		Receive	4.385	02/04/2026	12,100	(33)		(60)
	Put - OTC 10-Year Interest Rate Swap	3-Month PLN-WIRON		Pay	4.385	02/04/2026	12,100	(33)		(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month PLN-WIRON		Receive	4.450	02/20/2026	11,700	(31)		(75)
	Put - OTC 10-Year Interest Rate Swap	3-Month PLN-WIRON		Pay	4.450	02/20/2026	11,700	(31)		(5)

								$(465)		$(483)

Total Written Options								$(4,056)		$(3,522)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)
									Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Brazil Government International Bonds	(1.000)%	Quarterly	06/20/2029	1.011%	$12,100	$281	$(280)	$1	$0
BPS	Brazil Government International Bonds	(1.000)	Quarterly	12/20/2029	1.118	1,400	48	(42)	6	0
BRC	Brazil Government International Bonds	(1.000)	Quarterly	12/20/2029	1.118	10,800	330	(287)	43	0
	Chile Government International Bonds	(1.000)	Quarterly	12/20/2028	0.239	3,400	(66)	(9)	0	(75)
	Chile Government International Bonds	(1.000)	Quarterly	12/20/2029	0.330	400	(8)	(2)	0	(10)
	Saudi Arabia Government International Bonds	(1.000)	Quarterly	12/20/2033	0.944	10,600	(26)	(18)	0	(44)
	Saudi Arabia Government International Bonds	(1.000)	Quarterly	06/20/2034	0.977	6,500	(57)	44	0	(13)
	Saudi Arabia Government International Bonds	(1.000)	Quarterly	12/20/2034	1.007	2,960	(11)	12	1	0
	Saudi Arabia Government International Bonds	(1.000)	Quarterly	12/20/2035	1.056	300	0	1	1	0
GST	Brazil Government International Bonds	(1.000)	Quarterly	06/20/2029	1.011	6,500	146	(146)	0	0
	Saudi Arabia Government International Bonds	(1.000)	Quarterly	12/20/2035	1.056	1,300	3	2	5	0
JPM	Chile Government International Bonds	(1.000)	Quarterly	12/20/2029	0.330	1,000	(19)	(6)	0	(25)

							$621	$(731)	$57	$(167)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(4)
									Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Mexico Government International Bonds	1.000%	Quarterly	12/20/2027	0.398%	$3,000	$6	$29	$35	$0
BRC	Peru Government International Bonds	1.000	Quarterly	12/20/2029	0.560	400	3	4	7	0
	Saudi Arabia Government International Bonds	1.000	Quarterly	06/20/2030	0.622	30,100	425	54	479	0
	Saudi Arabia Government International Bonds	1.000	Quarterly	12/20/2030	0.674	500	8	0	8	0
CBK	Israel Government International Bonds	1.000	Quarterly	06/20/2027	0.312	11,100	(64)	177	113	0
	Petroleos Mexicanos	1.000	Quarterly	12/20/2026	1.757	1,300	(13)	4	0	(9)
DUB	Eskom «	4.650	Quarterly	06/30/2029	—◆	8,000	0	468	468	0
	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—◆	2,718	0	24	24	0
GST	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	5.525	1,185	(147)	140	0	(7)
	Israel Government International Bonds	1.000	Quarterly	06/20/2026	0.204	1,000	0	4	4	0
	Saudi Arabia Government International Bonds	1.000	Quarterly	12/20/2030	0.674	2,200	34	(1)	33	0
JPM	Peru Government International Bonds	1.000	Quarterly	12/20/2029	0.560	1,000	6	11	17	0
MYC	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	5.525	1,675	(145)	136	0	(9)

							$113	$1,050	$1,188	$(25)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

CROSS-CURRENCY SWAPS
											Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)		Notional Amount of Currency Received		Notional Amount of Currency Delivered	Upfront Payable/(Receivable)	Unrealized Appreciation/(Depreciation)	Asset	Liability

BOA	Floating rate equal to 1-Day IDR-SOFR plus 0.540% based on the notional amount of currency received	Floating rate equal to 1-Day USD-SOFR based on the notional amount of currency delivered	Maturity	03/18/2031	IDR	93,607,840		$5,634	$37	$(3)	$34	$0
BPS	Floating rate equal to 1-Day IDR-SOFR Compounded-OIS 0.532% based on the notional amount of currency received	Floating rate equal to 1-Day USD-SOFR based on the notional amount of currency delivered	Maturity	03/18/2031		266,223,950		15,903	116	(70)	46	0
	Floating rate equal to 1-Day KRW-SOFR less 0.394% based on the notional amount of currency received	Floating rate equal to 1-Day USD-SOFR based on the notional amount of currency delivered	Maturity	03/18/2029	KRW	28,739,000		20,823	(158)	(22)	0	(180)
BRC	Floating rate equal to 1-Day IDR-SOFR plus 0.532% based on the notional amount of currency received	Floating rate equal to 1-Day USD-SOFR based on the notional amount of currency delivered	Maturity	03/18/2031	IDR	121,151,820		7,301	0	(30)	0	(30)
	Floating rate equal to 1-Day IDR-SOFR plus 0.546% based on the notional amount of currency received	Floating rate equal to 1-Day USD-SOFR based on the notional amount of currency delivered	Maturity	03/18/2031		99,331,320		5,921	37	10	47	0
	Floating rate equal to 1-Day INR-SOFR Compounded-OIS plus 0.638% based on the notional amount of currency received	Floating rate equal to 1-Day INR-SOFR based on the notional amount of currency delivered	Maturity	03/18/2031		$16,250	INR	1,451,280	(221)	29	0	(192)
CBK	Floating rate equal to 1-Day IDR-SOFR plus 0.562% based on the notional amount of currency received	Floating rate equal to 1-Day USD-SOFR based on the notional amount of currency delivered	Maturity	09/15/2028	IDR	749,270,180		$44,236	1,605	134	1,739	0
DUB	Floating rate equal to 1-Day IDR-SOFR plus 0.544% based on the notional amount of currency received	Floating rate equal to 1-Day USD-SOFR based on the notional amount of currency delivered	Maturity	03/18/2031		74,200,210		4,463	32	5	37	0
GLM	Floating rate equal to 1-Day IDR-SOFR plus 0.528% based on the notional amount of currency received	Floating rate equal to 1-Day USD-SOFR based on the notional amount of currency delivered	Maturity	03/18/2029		525,438,080		31,115	273	142	415	0
	Floating rate equal to 1-Day IDR-SOFR plus 0.532% based on the notional amount of currency received	Floating rate equal to 1-Day USD-SOFR based on the notional amount of currency delivered	Maturity	03/18/2031		147,219,550		8,812	59	(37)	22	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Floating rate equal to 1-Day IDR-SOFR plus 0.556% based on the notional amount of currency received	Floating rate equal to 1-Day INR-SOFR based on the notional amount of currency delivered	Maturity	03/18/2031	$9,020	IDR	150,713,870	(29)	(82)	0	(111)
Floating rate equal to 1-Day IDR-SOFR plus 0.556% based on the notional amount of currency received	Floating rate equal to 1-Day USD-SOFR based on the notional amount of currency delivered	Maturity	03/18/2031	IDR	218,978,390	$13,050	51	79	130	0
Floating rate equal to 1-Day INR-SOFR plus 0.662% based on the notional amount of currency received	Floating rate equal to 1-Day INR-SOFR based on the notional amount of currency delivered	Maturity	03/18/2031	INR	4,274,660	47,176	380	391	771	0
Floating rate equal to 1-Day INR-SOFR plus 0.663% based on the notional amount of currency received	Floating rate equal to 1-Day INR-SOFR based on the notional amount of currency delivered	Maturity	03/18/2031	5,275,850	58,008	626	513	1,139	0
Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.638% based on the notional amount of currency received	Floating rate equal to 1-Day PHP-SOFR based on the notional amount of currency delivered	Maturity	03/18/2031	$17,671	PHP	1,009,364	(126)	54	0	(72)
JPM	Floating rate equal to 1-Day IDR-SOFR Compounded-OIS 0.530% based on the notional amount of currency received	Floating rate equal to 1-Day USD-SOFR based on the notional amount of currency delivered	Maturity	03/18/2031	IDR	148,225,000	$8,892	54	(46)	8	0
SCX	Floating rate equal to 1-Day IDR-SOFR plus 0.539% based on the notional amount of currency received	Floating rate equal to 1-Day USD-SOFR based on the notional amount of currency delivered	Maturity	03/18/2031	91,307,200	5,512	20	(5)	15	0
Floating rate equal to 1-Day IDR-SOFR plus 0.545% based on the notional amount of currency received	Floating rate equal to 1-Day USD-SOFR based on the notional amount of currency delivered	Maturity	03/18/2031	103,506,040	6,192	41	10	51	0
Floating rate equal to 1-Day IDR-SOFR plus 0.559% based on the notional amount of currency received	Floating rate equal to 1-Day USD-SOFR based on the notional amount of currency delivered	Maturity	03/18/2031	83,513,420	4,998	17	36	53	0

$2,814	$1,108	$4,507	$(585)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	3-Month CNY-CNREPOFIX(2)	1.500%	Quarterly	03/18/2031	CNY	90,200	$(85)	$30	$0	$(55)
Receive	3-Month COP-IBR Compounded-OIS	5.610	Quarterly	02/11/2026	COP	16,064,000	0	35	35	0
BSH	Pay	6-Month CLP-CHILIBOR	3.790	Semi-Annual	03/14/2026	CLP	15,998,900	0	(75)	0	(75)
Receive	6-Month CLP-CHILIBOR	3.300	Semi-Annual	06/21/2029	3,550,000	0	139	139	0
CBK	Receive	6-Month CLP-CHILIBOR	3.763	Semi-Annual	05/24/2029	2,445,900	(38)	114	76	0
GLM	Receive	6-Month CLP-CHILIBOR	3.015	Semi-Annual	06/20/2026	5,445,000	0	(13)	0	(13)
Pay	6-Month CLP-CHILIBOR	4.095	Semi-Annual	06/01/2027	15,023,700	0	(67)	0	(67)
Pay	6-Month CLP-CHILIBOR	3.830	Semi-Annual	05/22/2029	6,734,700	0	(191)	0	(191)
Pay	6-Month CLP-CHILIBOR	4.319	Semi-Annual	05/22/2029	10,120,000	0	(107)	0	(107)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

	Pay	6-Month CLP-CHILIBOR		3.265	Semi-Annual	06/14/2029		1,715,500	0	(84)	0	(84)
	Receive	6-Month CLP-CHILIBOR		6.620	Semi-Annual	09/20/2032		3,100,000	0	(359)	0	(359)
JPM	Receive	6-Month CLP-CHILIBOR		3.540	Semi-Annual	06/04/2029		4,085,000	0	160	160	0

									$(123)	$(418)	$410	$(951)

TOTAL RETURN SWAPS ON SECURITIES
											Swap Agreements, at Value
Counterparty	Pay/Receive(9)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

SCX	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.350% (SOFR less a specified spread)	Semi-Annual	02/19/2026	INR	3,487,440	$0	$(211)	$0	$(211)
	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.350% (SOFR plus a specified spread)	Semi-Annual	03/17/2026		2,764,560	0	502	502	0

									$0	$291	$502	$(211)

Total Swap Agreements									$3,425	$1,300	$6,664	$(1,939)

(o)

Securities with an aggregate market value of $13,092 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

◆					Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)					Notional Amount represents the number of contracts.
(2)					This instrument has a forward starting effective date.
(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)					At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(9)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2		Level 3	Fair Value at 12/31/2025

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Investments in Securities, at Value
Azerbaijan
Corporate Bonds & Notes	$0	$1,402	$0	$1,402
Brazil
Corporate Bonds & Notes	0	16,155	0	16,155
Loan Participations and Assignments	0	0	64	64
Sovereign Issues	0	123,248	0	123,248
Cayman Islands
Asset-Backed Securities	0	3,481	0	3,481
Convertible Bonds & Notes	0	63	215	278
Corporate Bonds & Notes	0	2,026	9,818	11,844
Loan Participations and Assignments	0	0	4,303	4,303
Chile
Sovereign Issues	0	117,555	0	117,555
China
Common Stocks	0	103	0	103
Sovereign Issues	0	91,951	0	91,951
Colombia
Sovereign Issues	0	254,723	0	254,723
Costa Rica
Sovereign Issues	0	7,230	0	7,230
Czech Republic
Sovereign Issues	0	106,053	0	106,053
Dominican Republic
Sovereign Issues	0	63,993	0	63,993
Ecuador
Sovereign Issues	0	6,948	0	6,948
Egypt
Sovereign Issues	0	27,903	0	27,903
Germany
Corporate Bonds & Notes	0	0	19,333	19,333
Loan Participations and Assignments	0	5,345	0	5,345
Ghana
Sovereign Issues	0	4,829	0	4,829
Hungary
Sovereign Issues	0	38,334	0	38,334
Indonesia
Sovereign Issues	0	149,285	0	149,285
Ireland
Asset-Backed Securities	0	116	0	116
Corporate Bonds & Notes	0	1,554	0	1,554
Loan Participations and Assignments	0	0	7,419	7,419
Ivory Coast
Loan Participations and Assignments	0	0	11,621	11,621
Sovereign Issues	0	1,974	0	1,974
Kazakhstan
Sovereign Issues	0	15,292	0	15,292
Kenya
Loan Participations and Assignments	0	0	2,228	2,228
Luxembourg
Common Stocks	0	0	472	472
Corporate Bonds & Notes	0	2,737	0	2,737
Malaysia
Sovereign Issues	0	195,050	0	195,050
Mexico
Sovereign Issues	0	256,120	0	256,120
Netherlands
Loan Participations and Assignments	0	0	3,400	3,400
Nigeria
Loan Participations and Assignments	0	3,633	0	3,633
Paraguay
Sovereign Issues	0	11,963	0	11,963
Peru
Corporate Bonds & Notes	0	22,914	0	22,914
Sovereign Issues	0	171,900	0	171,900
Philippines
Sovereign Issues	0	171,778	0	171,778
Poland
Sovereign Issues	0	184,455	0	184,455
Romania
Sovereign Issues	0	62,576	0	62,576
Serbia
Loan Participations and Assignments	0	0	4,534	4,534
Sovereign Issues	0	12,340	0	12,340
South Africa
Corporate Bonds & Notes	0	21,803	0	21,803
Loan Participations and Assignments	0	0	2,690	2,690
Sovereign Issues	0	269,551	0	269,551
Supranational
Corporate Bonds & Notes	0	20,873	0	20,873
Tanzania
Loan Participations and Assignments	0	0	2,368	2,368
Thailand
Sovereign Issues	0	94,240	0	94,240
Turkey
Loan Participations and Assignments	0	0	11,669	11,669

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Sovereign Issues	0	46,861	0	46,861
Uganda
Sovereign Issues	0	1,350	0	1,350
Ukraine
Sovereign Issues	0	2,706	0	2,706
United Kingdom
Corporate Bonds & Notes	0	15,812	19,081	34,893
Non-Agency Mortgage-Backed Securities	0	3,945	0	3,945
United States
Asset-Backed Securities	0	17,169	0	17,169
Corporate Bonds & Notes	0	23,572	5,371	28,943
Loan Participations and Assignments	0	0	10,040	10,040
Non-Agency Mortgage-Backed Securities	0	16,407	2,212	18,619
Sovereign Issues	0	36,129	0	36,129
U.S. Treasury Obligations	0	1,843	0	1,843
Uruguay
Sovereign Issues	0	4,225	0	4,225
Uzbekistan
Corporate Bonds & Notes	0	5,269	0	5,269
Sovereign Issues	0	856	0	856
Venezuela
Sovereign Issues	0	1,435	0	1,435
Zambia
Sovereign Issues	0	1,775	0	1,775
Short-Term Instruments
Mutual Funds	0	2,652	0	2,652
Nigeria Treasury Bills	0	46,699	0	46,699
South Africa Treasury Bills	0	4,758	0	4,758
U.S. Treasury Bills	0	15,848	0	15,848

$0	$2,790,807	$116,838	$2,907,645
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$191,703	$0	$0	$191,703

Total Investments	$191,703	$2,790,807	$116,838	$3,099,348

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	3,300	0	3,300
Over the counter	0	37,421	492	37,913

$0	$40,721	$492	$41,213
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3)	(3,707)	0	(3,710)
Over the counter	0	(34,768)	0	(34,768)

$(3)	$(38,475)	$0	$(38,478)

Total Financial Derivative Instruments	$(3)	$2,246	$492	$2,735

Totals	$191,700	$2,793,053	$117,330	$3,102,083

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2025:
Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2025 (2)

Investments in Securities, at Value
Angola(3)
Loan Participations and Assignments	$3,900	$0	$(3,900)	$0	$0	$0	$0	$0	$0	$0
Brazil
Loan Participations and Assignments	64	0	0	146	0	(146)	0	0	64	(146)
Cayman Islands(3)
Convertible Bonds & Notes	0	203	0	55	0	(43)	0	0	215	(43)
Corporate Bonds & Notes	1,124	8,774	(209)	25	27	77	0	0	9,818	75
Loan Participations and Assignments	4,199	0	0	0	0	104	0	0	4,303	104
Germany
Corporate Bonds & Notes	20,421	0	0	(1)	0	(1,087)	0	0	19,333	(1,087)
Ireland

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Loan Participations and Assignments	6,799	0	0	5	0	615	0	0	7,419	615
Ivory Coast
Loan Participations and Assignments	14,937	2,934	(7,601)	16	237	1,098	0	0	11,621	819
Kenya
Loan Participations and Assignments	2,661	0	(450)	4	2	11	0	0	2,228	7
Luxembourg
Common Stocks	527	0	0	0	0	(55)	0	0	472	(55)
Netherlands
Loan Participations and Assignments	3,349	0	0	19	0	32	0	0	3,400	32
Serbia
Loan Participations and Assignments	3,785	4,543	(4,278)	3	615	(134)	0	0	4,534	(13)
South Africa
Loan Participations and Assignments	2,879	0	(505)	7	36	273	0	0	2,690	285
Tanzania
Loan Participations and Assignments	3,040	0	(921)	2	(18)	265	0	0	2,368	195
Turkey
Loan Participations and Assignments	1,717	0	0	(1)	0	174	9,779	0	11,669	174
United Arab Emirates
Loan Participations and Assignments	2,559	0	(2,556)	(8)	(29)	34	0	0	0	0
United Kingdom
Corporate Bonds & Notes	4,959	18,477	(5,496)	384	(123)	880	0	0	19,081	605
United States
Corporate Bonds & Notes	5,101	0	0	0	0	270	0	0	5,371	270
Loan Participations and Assignments	0	10,025	0	0	0	15	0	0	10,040	15
Non-Agency Mortgage-Backed Securities	2,154	0	0	0	0	58	0	0	2,212	58

	$84,175	$44,956	$(25,916)	$656	$747	$2,441	$9,779	$0	$116,838	$1,910
Financial Derivative Instruments - Assets
Over the counter	$500	$0	$(12)	$0	$0	$4	$0	$0	$492	$2

Totals	$84,675	$44,956	$(25,928)	$656	$747	$2,445	$9,779	$0	$117,330	$1,912

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 12/31/2025	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Brazil
Loan Participations and Assignments		$64	Other Valuation Techniques(4)			-			-	—
Cayman Islands
Convertible Bonds & Notes		215	Indicative Market Quotation			Broker Quote			16.000 - 21.500	16.757
Corporate Bonds & Notes		9,818	Discounted Cash Flow			Discount Rate			3.338 - 5.429	5.222
Loan Participations and Assignments		4,303	Discounted Cash Flow			Discount Rate			6.597	—
Germany
Corporate Bonds & Notes		19,333	Discounted Cash Flow			Discount Rate			7.495	—
Ireland
Loan Participations and Assignments		7,419	Discounted Cash Flow			Discount Rate			3.939	—
Ivory Coast
Loan Participations and Assignments		11,621	Discounted Cash Flow			Discount Rate			4.796 - 6.177	5.814
Kenya
Loan Participations and Assignments		2,228	Discounted Cash Flow			Discount Rate			9.577	—
Luxembourg
Common Stocks		472	Indicative Market Quotation			Broker Quote			$22.563	—
Netherlands
Loan Participations and Assignments		3,400	Discounted Cash Flow			Discount Rate			7.436	—
Serbia
Loan Participations and Assignments		4,534	Discounted Cash Flow			Discount Rate			9.069	—
South Africa
Loan Participations and Assignments		2,690	Discounted Cash Flow			Discount Rate			10.101	—

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Tanzania
Loan Participations and Assignments	2,368	Third Party Vendor	Broker Quote	100.750	—
Turkey
Loan Participations and Assignments	1,890	Discounted Cash Flow	Discount Rate	4.834	—
	9,779	Third Party Vendor	Broker Quote	100.250	—
United Kingdom
Corporate Bonds & Notes	19,081	Proxy Pricing	Base Price	99.972 - 100.000	99.992
United States
Corporate Bonds & Notes	5,371	Discounted Cash Flow	Discount Rate	5.359	—
Loan Participations and Assignments	10,040	Recent Transaction	Purchase price	100.396	—
Non-Agency Mortgage-Backed Securities	2,212	Discounted Cash Flow	Discount Rate	6.309	—
Financial Derivative Instruments - Assets
Over the counter	492	Indicative Market Quotation	Broker Quote	0.497 - 5.818	5.668

Total	$117,330

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)		Country updated from United States to Angola and Cayman Islands since prior fiscal year end.
(4)		Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO ESG Income Fund	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 114.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Spa Holdings 3 OY 8.184% (TSFR3M + 4.250%) due 05/23/2030 ~		$299	$301

Total Loan Participations and Assignments (Cost $294)			301

CORPORATE BONDS & NOTES 26.2%
BANKING & FINANCE 15.1%
ABN AMRO Bank NV 2.470% due 12/13/2029 •		500	477
ACEF Holding SCA 0.750% due 06/14/2028	EUR	500	560
AIB Group PLC
2.875% due 05/30/2031 •		400	470
6.608% due 09/13/2029 •		$500	531
Alexandria Real Estate Equities, Inc. 2.000% due 05/18/2032		400	339
Ally Financial, Inc.
2.200% due 11/02/2028		800	758
8.000% due 11/01/2031		450	511
American Homes 4 Rent LP 5.500% due 02/01/2034		450	466
American Tower Corp.
2.100% due 06/15/2030		500	454
3.100% due 06/15/2050		300	197
Asian Development Bank 6.720% due 02/08/2028	INR	187,400	2,094
Banco BTG Pactual SA 2.750% due 01/11/2026		$1,000	999
Banco Mercantil del Norte SA 6.625% due 01/24/2032 •(f)(g)		200	197
Bank of America Corp.
2.299% due 07/21/2032 •		1,400	1,252
6.204% due 11/10/2028 •		1,600	1,663
Banque Ouest Africaine de Developpement 2.750% due 01/22/2033	EUR	870	866
Barclays PLC
5.501% due 08/09/2028 •		$1,000	1,022
7.385% due 11/02/2028 •		800	846
BNP Paribas SA
4.625% due 02/25/2031 •(f)(g)		400	371
7.750% due 08/16/2029 •(f)(g)		1,000	1,060
Boston Properties LP
2.550% due 04/01/2032		150	131
3.400% due 06/21/2029		100	97
BPCE SA
2.045% due 10/19/2027 •		500	492
5.748% due 07/19/2033 •		300	312
Brookfield Finance, Inc. 2.724% due 04/15/2031		350	321
CNP Assurances SA 1.250% due 01/27/2029	EUR	500	556
Cooperatieve Rabobank UA 4.375% due 06/29/2027 •(f)(g)		400	473
CoStar Group, Inc. 2.800% due 07/15/2030		$800	734
CPI Property Group SA
1.500% due 01/27/2031	EUR	100	96
4.000% due 01/22/2028 þ	GBP	200	258
Credit Agricole Assurances SA 1.500% due 10/06/2031	EUR	500	526
Crown Castle, Inc. 3.100% due 11/15/2029		$400	381
CTP NV
1.250% due 06/21/2029	EUR	200	221
1.500% due 09/27/2031		500	522
Deutsche Bank AG 1.875% due 02/23/2028 •		200	233
Digital Dutch Finco BV
1.000% due 01/15/2032		300	302
1.250% due 02/01/2031		200	211

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2025 (Unaudited)

EQT AB
0.875% due 05/14/2031		800	828
2.375% due 04/06/2028		800	931
Equinix, Inc. 3.900% due 04/15/2032		$400	385
First American Financial Corp. 2.400% due 08/15/2031		600	524
Ford Motor Credit Co. LLC 5.918% due 03/20/2028		1,400	1,433
FS KKR Capital Corp. 3.125% due 10/12/2028		400	369
Globalworth Real Estate Investments Ltd. 6.250% due 03/31/2030	EUR	376	451
Goldman Sachs Group, Inc.
2.383% due 07/21/2032 •		$400	358
2.615% due 04/22/2032 •		500	456
Goodman U.S. Finance Five LLC 4.625% due 05/04/2032		1,000	988
Grainger PLC 3.000% due 07/03/2030	GBP	100	124
Hanwha Life Insurance Co. Ltd. 3.379% due 02/04/2032 •		$300	296
HAT Holdings I LLC/HAT Holdings II LLC
3.375% due 06/15/2026		115	114
3.750% due 09/15/2030		300	278
8.000% due 06/15/2027		149	155
Host Hotels & Resorts LP
2.900% due 12/15/2031		250	227
3.375% due 12/15/2029		600	577
3.500% due 09/15/2030		200	191
5.700% due 07/01/2034		300	311
Howard Hughes Corp. 4.375% due 02/01/2031		600	572
HSBC Holdings PLC
2.871% due 11/22/2032 •		700	637
6.254% due 03/09/2034 •		600	653
Hudson Pacific Properties LP
3.950% due 11/01/2027		230	221
5.950% due 02/15/2028		400	395
ING Groep NV
2.727% due 04/01/2032 •		200	184
3.875% due 05/16/2027 •(f)(g)		200	195
4.250% due 05/16/2031 •(f)(g)		200	180
4.252% due 03/28/2033 •		500	491
4.875% due 05/16/2029 •(f)(g)		200	194
5.525% due 03/25/2036 •		300	312
Intesa Sanpaolo SpA 6.625% due 06/20/2033		700	772
Jones Lang LaSalle, Inc. 6.875% due 12/01/2028		500	535
JPMorgan Chase & Co. 2.545% due 11/08/2032 •		1,400	1,264
Kilroy Realty LP
2.500% due 11/15/2032		200	167
2.650% due 11/15/2033		900	739
Legal & General Group PLC 5.625% due 03/24/2031 •(f)(g)	GBP	200	260
Lloyds Banking Group PLC
3.574% due 11/07/2028 •		$400	397
3.750% due 03/18/2028 •		500	498
Logicor Financing SARL 3.250% due 11/13/2028	EUR	700	834
Mitsubishi UFJ Financial Group, Inc. 2.494% due 10/13/2032 •		$500	448
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 5.875% due 05/23/2042 •		400	418
NatWest Group PLC 5.125% due 05/12/2027 •(f)(g)	GBP	200	268
NE Property BV 3.375% due 07/14/2027	EUR	300	356
Nexi SpA 1.625% due 04/30/2026		550	645
Nomura Holdings, Inc. 2.172% due 07/14/2028		$700	667
Nordea Bank Abp 3.750% due 03/01/2029 •(f)(g)		500	476
Norinchukin Bank 5.094% due 10/16/2029		1,400	1,428
OneMain Finance Corp.
3.500% due 01/15/2027		781	774
7.125% due 11/15/2031		600	627
PennyMac Financial Services, Inc. 5.750% due 09/15/2031		200	202
Prologis LP 4.200% due 02/15/2033	CAD	1,400	1,027

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2025 (Unaudited)

Regency Centers LP 3.700% due 06/15/2030		$100	98
Santander Holdings USA, Inc. 6.174% due 01/09/2030 •		500	521
Santander U.K. Group Holdings PLC
3.823% due 11/03/2028 •		1,400	1,391
6.534% due 01/10/2029 •		300	314
Shinhan Bank Co. Ltd.
4.000% due 04/23/2029 (g)		200	197
4.375% due 04/13/2032 (g)		500	493
Sirius Real Estate Ltd.
1.125% due 06/22/2026	EUR	300	350
1.750% due 11/24/2028		200	226
SLM Corp. 3.125% due 11/02/2026		$900	885
Standard Chartered PLC
2.678% due 06/29/2032 •		200	181
3.603% due 01/12/2033 •		200	185
6.301% due 01/09/2029 •		600	624
7.767% due 11/16/2028 •		500	533
Sun Communities Operating LP 4.200% due 04/15/2032		300	291
UBS Group AG
4.375% due 02/10/2031 •(f)(g)		200	184
5.959% due 01/12/2034 •		300	320
UDR, Inc. 3.100% due 11/01/2034		100	87
UniCredit SpA 5.459% due 06/30/2035 •		400	408
VIA Outlets BV 1.750% due 11/15/2028	EUR	500	567
Vonovia SE 1.875% due 06/28/2028		600	692
Weyerhaeuser Co. 4.000% due 11/15/2029		$100	99
Workspace Group PLC 2.250% due 03/11/2028	GBP	600	761
ZF Finance GmbH 2.000% due 05/06/2027	EUR	700	809

			57,047

INDUSTRIALS 8.1%
180 Medical, Inc. 3.875% due 10/15/2029		$700	683
Accor SA 2.375% due 11/29/2028	EUR	900	1,047
Ball Corp. 3.125% due 09/15/2031		$580	535
BCP V Modular Services Finance II PLC
4.750% due 11/30/2028	EUR	100	111
6.500% due 07/10/2031		400	440
Beignet Investor LLC 6.581% due 05/30/2049		$6,980	7,381
Boise Cascade Co. 4.875% due 07/01/2030		500	497
CDW LLC/CDW Finance Corp. 3.569% due 12/01/2031		500	466
Cellnex Finance Co. SA 3.875% due 07/07/2041		200	159
Centene Corp.
2.625% due 08/01/2031		600	517
3.000% due 10/15/2030		500	448
Chobani LLC/Chobani Finance Corp., Inc. 7.625% due 07/01/2029		500	522
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 5.600% due 01/15/2031		1,130	1,141
Fair Isaac Corp. 4.000% due 06/15/2028		570	564
Gap, Inc.
3.625% due 10/01/2029		250	237
3.875% due 10/01/2031		250	231
Graphic Packaging International LLC 2.625% due 02/01/2029	EUR	400	456
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		$250	232
4.000% due 05/01/2031		200	192
Illumina, Inc. 2.550% due 03/23/2031		300	272
InterContinental Hotels Group PLC 3.375% due 10/08/2028	GBP	300	393
International Distribution Services PLC 7.375% due 09/14/2030		500	726
JDE Peet's NV 2.250% due 09/24/2031		$800	698

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2025 (Unaudited)

Lenovo Group Ltd. 3.421% due 11/02/2030		400	381
Marks & Spencer PLC
3.250% due 07/10/2027	GBP	300	398
3.750% due 05/19/2026		100	135
Metalsa SAPI de CV 3.750% due 05/04/2031		$450	392
Micron Technology, Inc. 2.703% due 04/15/2032		200	179
MSCI, Inc. 3.625% due 09/01/2030		600	574
NetApp, Inc.
5.500% due 03/17/2032		350	364
5.700% due 03/17/2035		350	367
Nissan Motor Co. Ltd. 5.250% due 07/17/2029	EUR	400	483
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.500% due 05/11/2031		$300	272
5.000% due 01/15/2033		1,300	1,321
ReNew Pvt Ltd. 5.875% due 03/05/2027		200	199
Sartorius Finance BV 4.875% due 09/14/2035	EUR	600	746
Snam SpA 5.000% due 05/28/2030		$1,200	1,225
St. Mary's Cement, Inc. 5.750% due 04/02/2034		400	414
Transurban Finance Co. Pty. Ltd. 2.450% due 03/16/2031		600	547
VeriSign, Inc. 2.700% due 06/15/2031		400	364
Vilmorin & Cie SA 1.375% due 03/26/2028	EUR	400	446
Vmed O2 U.K. Financing I PLC
4.500% due 07/15/2031	GBP	200	240
4.750% due 07/15/2031		$1,700	1,571
Warnermedia Holdings, Inc.
4.054% due 03/15/2029		500	486
5.050% due 03/15/2042		200	141
Weir Group, Inc. 5.350% due 05/06/2030		600	617
XPLR Infrastructure Operating Partners LP 7.250% due 01/15/2029		800	820
ZF North America Capital, Inc. 6.750% due 04/23/2030		250	247

			30,877

UTILITIES 3.0%
AES Andes SA 6.300% due 03/15/2029		350	363
AES Corp.
2.450% due 01/15/2031		720	653
5.450% due 06/01/2028		300	307
7.600% due 01/15/2055 •		500	510
CenterPoint Energy Houston Electric LLC 5.300% due 04/01/2053		700	669
Clean Renewable Power Mauritius Pte. Ltd. 4.250% due 03/25/2027		154	151
Duke Energy Carolinas LLC 3.550% due 03/15/2052		402	291
Edison International 6.250% due 03/15/2030		1,400	1,465
Greenko Wind Projects Mauritius Ltd. 7.250% due 09/27/2028		800	809
Iberdrola International BV 6.750% due 09/15/2033		250	276
India Green Power Holdings 4.000% due 02/22/2027		217	212
Pacific Gas & Electric Co. 6.700% due 04/01/2053		1,100	1,162
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.500% due 08/15/2028		500	494
San Diego Gas & Electric Co. 2.950% due 08/15/2051		350	223
Solar Star Funding LLC 5.375% due 06/30/2035		130	132
Southwestern Public Service Co. 3.150% due 05/01/2050		100	66
Star Energy Geothermal Wayang Windu Ltd. 6.750% due 04/24/2033		255	263
TDC Net AS 5.056% due 05/31/2028	EUR	400	491
TerraForm Power Operating LLC 5.000% due 01/31/2028		$200	200

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2025 (Unaudited)

United Utilities Water Finance PLC 3.750% due 05/23/2034	EUR	600	702
Verizon Communications, Inc. 5.050% due 05/09/2033		$1,700	1,744
Vodafone Group PLC 5.125% due 06/04/2081 •		110	86

			11,269

Total Corporate Bonds & Notes (Cost $97,825)			99,193

U.S. GOVERNMENT AGENCIES 44.7%
Federal Home Loan Mortgage Corp.
4.000% due 09/01/2049 - 11/01/2053		3,755	3,572
4.500% due 06/01/2053 - 09/01/2053		3,154	3,088
5.000% due 02/01/2053 - 07/01/2054		9,134	9,123
5.500% due 09/01/2052 - 12/01/2053		20,745	21,117
6.500% due 02/01/2054 - 04/01/2055		14,888	15,478
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 0.842% due 11/25/2030 ~(a)		2,757	91
Federal National Mortgage Association
3.000% due 07/01/2052 - 01/01/2059		1,553	1,366
3.500% due 05/01/2056 - 08/01/2059		1,389	1,276
4.000% due 05/01/2053 - 05/01/2054		7,782	7,403
4.500% due 07/01/2052 - 05/01/2054		7,409	7,248
5.000% due 08/01/2052 - 06/01/2054		20,113	20,082
5.500% due 12/01/2052 - 01/01/2055		7,387	7,500
6.000% due 10/01/2053 - 01/01/2055		3,099	3,186
Government National Mortgage Association 5.500% due 07/20/2053 - 08/20/2053		3,475	3,532
Government National Mortgage Association, TBA 5.000% due 01/01/2056		2,800	2,794
Uniform Mortgage-Backed Security, TBA
3.500% due 02/01/2056		6,200	5,713
6.000% due 02/01/2056		34,380	35,284
6.500% due 03/01/2056		20,200	21,016

Total U.S. Government Agencies (Cost $166,415)			168,869

U.S. TREASURY OBLIGATIONS 12.8%
U.S. Treasury Bonds
4.250% due 08/15/2054		600	543
4.500% due 11/15/2054		3,200	3,019
4.875% due 08/15/2045		203	205
U.S. Treasury Inflation Protected Securities (e)
0.875% due 02/15/2047 (m)		1,079	779
1.500% due 02/15/2053 (k)		657	513
0.125% due 01/15/2031 (k)		2,251	2,100
0.125% due 01/15/2032		9,867	9,019
1.375% due 07/15/2033		3,431	3,345
1.875% due 07/15/2034		7,160	7,191
U.S. Treasury Notes
2.750% due 08/15/2032		2,200	2,051
3.875% due 09/30/2029		3,000	3,026
4.000% due 07/31/2032		6,300	6,334
4.250% due 08/15/2035		330	332
4.500% due 03/31/2026		4,500	4,510
4.500% due 04/15/2027		5,200	5,265

Total U.S. Treasury Obligations (Cost $47,933)			48,232

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.1%
1211 Avenue of the Americas Trust 4.142% due 08/10/2035 ~		2,300	2,119
225 Liberty Street Trust 4.501% due 02/10/2036		1,550	1,501
280 Park Avenue Mortgage Trust 5.158% due 09/15/2034 •		1,000	994
Adjustable Rate Mortgage Trust
4.086% due 08/25/2036 •		607	209
4.406% due 08/25/2036 •		243	74
American Home Mortgage Assets Trust
4.036% due 12/25/2046 •		26	23
4.266% due 06/25/2037 •		112	109
BAMLL Commercial Mortgage Securities Trust
0.000% due 09/15/2038 ~(a)		261,000	0
6.615% due 09/15/2038 •		1,000	930
BBCCRE Trust 4.563% due 08/10/2033 ~		2,660	2,145
BBCMS Mortgage Trust 3.688% due 02/15/2053 ~		2,453	1,702
BBCMS Trust 4.957% due 08/10/2035 ~		900	857
Bear Stearns ALT-A Trust 4.166% due 06/25/2046 •		246	228

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2025 (Unaudited)

Beast Mortgage Trust 6.365% due 03/15/2036 •		500	149
Bridgegate Funding PLC
7.941% due 10/16/2062 •	GBP	950	1,286
8.941% due 10/16/2062 •		950	1,285
BSST Mortgage Trust 6.601% due 02/15/2037 •		$1,200	258
Chase Mortgage Finance Trust 4.613% due 03/25/2037 ~		92	86
CHL Mortgage Pass-Through Trust 4.284% due 02/25/2047 ~		34	31
CHL Reperforming Loan Trust REMICS 4.739% due 01/25/2034 ~		63	57
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037		210	194
COMM Mortgage Trust
3.832% due 02/10/2036 ~		2,100	2,084
7.015% due 12/15/2038 •		1,000	938
Countrywide Alternative Loan Trust
4.226% due 10/25/2046 •		57	54
4.488% due 11/20/2035 •		114	103
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust 4.799% due 04/25/2047 •		61	56
DOLP Trust 3.704% due 05/10/2041 ~		1,600	1,355
DROP Mortgage Trust
6.114% due 10/15/2043 •		1,000	886
6.614% due 10/15/2043 •		996	845
GS Mortgage Securities Trust 3.602% due 10/10/2049 ~		200	181
HarborView Mortgage Loan Trust 4.302% due 06/19/2036 ~		113	45
IndyMac INDX Mortgage Loan Trust
4.186% due 01/25/2037 •		56	52
4.366% due 07/25/2035 •		336	226
JP Morgan Chase Commercial Mortgage Securities Trust
5.415% due 04/15/2038 •		365	365
5.815% due 04/15/2038 •		900	901
5.955% due 06/15/2038 •		1,000	865
6.165% due 03/15/2036 •		1,600	1,122
6.965% due 03/15/2036 •		300	153
KREST Commercial Mortgage Securities Trust 2.927% due 11/05/2044 ~		2,000	1,348
Merrill Lynch Alternative Note Asset Trust 4.246% due 03/25/2037 •		732	198
MFT Mortgage Trust
3.283% due 08/10/2040 ~		1,180	870
3.358% due 02/10/2042		100	81
Morgan Stanley Capital I Trust
5.165% due 12/15/2036 •		1,480	180
5.665% due 12/15/2036 •		1,097	24
Morgan Stanley Mortgage Loan Trust 4.166% due 06/25/2036 •		244	44
Natixis Commercial Mortgage Securities Trust 0.514% due 02/15/2039 ~(a)		23,885	359
NYO Commercial Mortgage Trust 6.410% due 11/15/2038 •		1,500	1,481
One New York Plaza Trust
4.815% due 01/15/2036 •		200	196
5.115% due 01/15/2036 •		1,000	962
RALI Trust
5.500% due 02/25/2036		188	157
6.000% due 06/25/2036		112	92
6.000% due 06/25/2037		171	141
Residential Asset Securitization Trust
2.844% due 04/25/2037 •(a)		510	64
4.156% due 04/25/2037 •		510	94
SFO Commercial Mortgage Trust
5.664% due 05/15/2038 •		450	448
6.264% due 05/15/2038 •		450	448
Starwood Mortgage Trust
6.170% due 11/15/2036 •		1,100	1,099
6.265% due 04/15/2034 •		221	221
Trinity Square PLC 5.244% (SONIO/N + 1.300%) due 07/15/2059 ~	GBP	1,800	2,429
VASA Trust
5.615% due 07/15/2039 •		$400	379
5.965% due 07/15/2039 •		400	373
Wells Fargo Commercial Mortgage Trust 5.575% due 09/15/2040 ~		1,700	1,718
Wells Fargo Mortgage-Backed Securities Trust 6.000% due 11/25/2037		64	63
Worldwide Plaza Trust
3.526% due 11/10/2036		100	80

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2025 (Unaudited)

3.596% due 11/10/2036 ~		1,310	182

Total Non-Agency Mortgage-Backed Securities (Cost $45,753)			38,199

ASSET-BACKED SECURITIES 10.4%
AUTOMOBILE SEQUENTIAL 0.6%
FHF Issuer Trust
5.690% due 02/15/2030		521	524
5.890% due 06/15/2030		1,213	1,222
Research-Driven Pagaya Motor Asset Trust IV 2.650% due 03/25/2030		303	300
Research-Driven Pagaya Motor Asset Trust V 5.320% due 09/25/2030		227	228

			2,274

CMBS OTHER 0.1%
Starwood Ltd. 5.949% due 04/18/2038 •		400	401

HOME EQUITY OTHER 2.7%
ACE Securities Corp. Home Equity Loan Trust 4.186% due 11/25/2036 •		458	189
Argent Securities Trust 4.146% due 07/25/2036 •		133	122
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 5.646% due 11/25/2034 •		300	284
Asset-Backed Securities Corp. Home Equity Loan Trust
3.567% due 01/25/2036 •		2,085	1,941
5.691% due 05/25/2035 •		403	387
Bear Stearns Asset-Backed Securities I Trust
4.126% due 11/25/2036 •		23	23
5.721% due 12/25/2034 •		201	203
Centex Home Equity Loan Trust
4.776% due 09/25/2034 •		54	53
4.806% due 03/25/2035 •		204	204
Countrywide Asset-Backed Certificates Trust
4.281% due 01/25/2045 •		256	247
4.326% due 03/25/2047 •		186	179
EquiFirst Mortgage Loan Trust 5.646% due 04/25/2035 •		210	194
GSAA Home Equity Trust
3.986% due 03/25/2036 •		49	16
6.000% due 10/25/2037		3	3
6.948% due 06/25/2036 þ		212	46
Long Beach Mortgage Loan Trust 4.166% due 10/25/2036 •		720	224
MASTR Asset-Backed Securities Trust 4.746% due 10/25/2035 •		225	212
Merrill Lynch Mortgage Investors Trust 4.446% due 12/25/2036 •		951	921
New Century Home Equity Loan Trust 4.581% due 10/25/2035 •		1,800	1,613
Residential Asset Securities Corporation Trust 4.726% due 08/25/2034 •		73	73
Structured Asset Investment Loan Trust 4.821% due 05/25/2035 •		1,639	1,552
Structured Asset Securities Corp. Mortgage Loan Trust
4.266% due 02/25/2037 •		65	64
4.281% due 07/25/2036 •		1,566	1,603

			10,353

WHOLE LOAN COLLATERAL 0.7%
First Franklin Mortgage Loan Trust 4.326% due 03/25/2036 •		1,547	1,503
Lehman XS Trust 4.186% due 10/25/2036 •		103	95
Residential Asset Mortgage Products Trust
4.973% due 10/25/2033 •		146	146
5.046% due 01/25/2035 •		654	637
Specialty Underwriting & Residential Finance Trust 5.016% due 12/25/2035 •		106	106

			2,487

OTHER ABS 6.3%
37 Capital CLO II Ltd. 5.195% due 07/15/2034 •		1,300	1,302
Arbour CLO VI DAC 3.214% due 11/15/2037 •	EUR	2,600	3,061
Capital Four CLO X DAC 3.279% due 10/25/2038 •		2,800	3,293

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2025 (Unaudited)

CVC Cordatus Opportunity Loan Fund-R DAC 3.604% due 08/15/2033 •		1,400	1,651
GoodLeap Sustainable Home Solutions Trust
4.000% due 04/20/2049		$758	677
4.950% due 07/20/2049		768	700
Grosvenor Place CLO DAC 4.208% due 08/15/2039 «•	EUR	300	353
Loanpal Solar Loan Ltd. 2.220% due 03/20/2048		$116	94
Mosaic Solar Loan Trust 2.640% due 01/20/2053		475	414
MV Credit Euro CLO III DAC 3.364% due 02/15/2038 •	EUR	3,200	3,761
Northwoods Capital XIV-B Ltd. 5.091% due 11/13/2031 •		$1,236	1,237
Palmer Square European Loan Funding DAC 3.909% due 01/15/2033 •	EUR	1,000	1,178
Regatta XVI Funding Ltd. 5.105% due 01/15/2033 •		$1,211	1,212
Service Experts Issuer LLC 2.670% due 02/02/2032		206	203
Sunnova Helios XI Issuer LLC 5.300% due 05/20/2050		949	872
Sunnova Sol IV Issuer LLC 2.790% due 02/22/2049		1,309	1,106
Sunnova Sol V Issuer LLC 5.400% due 04/30/2058		1,030	1,007
Sunrun Demeter Issuer LLC 2.270% due 01/30/2057		593	542
Tesla Sustainable Energy Trust 5.080% due 06/21/2050		1,109	1,115

			23,778

Total Asset-Backed Securities (Cost $39,447)			39,293

SOVEREIGN ISSUES 4.1%
Brazil Government International Bonds 6.125% due 03/15/2034		700	709
Chile Government International Bonds
2.750% due 01/31/2027		300	296
3.500% due 01/31/2034		300	277
Costa Rica Government International Bonds 5.500% due 11/21/2030	EUR	500	602
Fondo MIVIVIENDA SA 4.625% due 04/12/2027		$400	402
Hungary Government International Bonds 4.000% due 07/25/2029	EUR	1,100	1,328
Mexico Government International Bonds
2.250% due 08/12/2036		610	574
4.490% due 05/25/2032		1,100	1,321
Mexico Udibonos 4.000% due 08/24/2034 (e)	MXN	1,213	64
Peru Government Bonds 7.300% due 08/12/2033	PEN	4,800	1,630
Republic of South Africa Government Bonds
7.000% due 02/28/2031	ZAR	2,400	142
8.875% due 02/28/2035		90,375	5,695
Republic of Uzbekistan International Bonds 5.375% due 05/29/2027	EUR	400	481
Romania Government International Bonds
2.000% due 04/14/2033		200	191
5.500% due 09/18/2028		500	622
6.375% due 09/18/2033		500	630
Serbia International Bonds 1.000% due 09/23/2028		300	329
Uruguay Government International Bonds 4.975% due 04/20/2055		$100	91

Total Sovereign Issues (Cost $13,809)			15,384

		SHARES
COMMON STOCKS 0.0%
REAL ESTATE 0.0%
MNSN Holdings, Inc. (b)(h)		1,017	51

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2025 (Unaudited)

Total Common Stocks (Cost $17)		51

PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.1%
CaixaBank SA 5.875% due 10/09/2027 (f)(g)	200,000	244
Goldman Sachs Group, Inc. 3.650% due 08/10/2026 (f)	100,000	99

		343

INDUSTRIALS 0.1%
SVB Financial Trust 11.000% due 11/07/2032	1,159	552

Total Preferred Securities (Cost $1,307)		895

SHORT-TERM INSTRUMENTS 5.9%
REPURCHASE AGREEMENTS (i) 5.7%		21,700

U.S. TREASURY BILLS 0.2%
3.682% due 02/10/2026 - 04/28/2026 (c)(d)(m)	802	795

Total Short-Term Instruments (Cost $22,494)		22,495

Total Investments in Securities (Cost $435,294)		432,912

Total Investments 114.6% (Cost $435,294)		$432,912
Financial Derivative Instruments (j)(l) (0.1)%(Cost or Premiums, net $2,677)		(564)
Other Assets and Liabilities, net (14.5)%		(54,479)

Net Assets 100.0%		$377,869

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«							Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ							Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)							Security is an Interest Only ("IO") or IO Strip.
(b)							Security did not produce income within the last twelve months.
(c)							Coupon represents a weighted average yield to maturity.
(d)							Zero coupon security.
(e)							Principal amount of security is adjusted for inflation.
(f)							Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)							Contingent convertible security.
(h)							RESTRICTED SECURITIES:
Issuer Description						Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

MNSN Holdings, Inc.						03/10/2023	$17	$51	0.01%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	3.870%	12/31/2025	01/02/2026	$18,600	U.S. Treasury Notes 4.000% due 01/31/2031		$(18,940)	$18,600	$18,604
	3.930	12/31/2025	01/02/2026	3,100	U.S. Treasury Notes 4.125% due 11/30/2029		(3,162)	3,100	3,101

Total Repurchase Agreements							$(22,102)	$21,700	$21,705

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

MSC				2.750%	12/12/2025	TBD(3)	$(628)		$(629)

Total Reverse Repurchase Agreements									$(629)

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (4.3)%
Uniform Mortgage-Backed Security, TBA					2.000%	01/01/2056	$750	$(609)	$(606)
Uniform Mortgage-Backed Security, TBA					2.500	01/01/2056	750	(637)	(634)
Uniform Mortgage-Backed Security, TBA					3.000	02/01/2056	500	(442)	(442)
Uniform Mortgage-Backed Security, TBA					5.000	02/01/2056	8,300	(8,251)	(8,270)
Uniform Mortgage-Backed Security, TBA					5.500	02/01/2056	6,400	(6,467)	(6,484)

Total Short Sales (4.3)%								$(16,406)	$(16,436)

(1)							Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(21,064) at a weighted average interest rate of 4.449%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)							Open maturity reverse repurchase agreement.
(j)							FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2025 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond March Futures	03/2026	60	$4,384	$8	$5	$0
Euro-Bobl March Futures	03/2026	1	137	(1)	0	0
Euro-Bund March Futures	03/2026	6	900	(13)	0	(2)
Long Guilt March Futures	03/2026	53	6,528	44	11	(5)
U.S. Treasury 2-Year Note March Futures	03/2026	368	76,834	69	0	(26)
U.S. Treasury 5-Year Note March Futures	03/2026	293	32,026	(3)	0	(34)
U.S. Treasury 10-Year Note March Futures	03/2026	804	90,400	(150)	0	(163)
U.S. Treasury Long-Term Bond March Futures	03/2026	20	2,312	(18)	0	(4)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	9	1,062	(15)	0	(4)

$(79)	$16	$(238)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2026	5	$(1,204)	$18	$0	$0
3-Month SOFR Active Contract March Futures	06/2026	4	(965)	14	0	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	46	(5,291)	7	9	0

$39	$9	$0

Total Futures Contracts	$(40)	$25	$(238)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

British Telecommunications PLC	1.000%	Quarterly	06/20/2028	0.223%	EUR	200	$(1)	$6	$5	$0	$0
British Telecommunications PLC	1.000	Quarterly	12/20/2028	0.252	700	(10)	27	17	0	0

$(11)	$33	$22	$0	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	27,700	$(144)	$298	$154	$31	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033	100	(1)	5	4	0	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034	100	0	2	2	0	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035	1,600	33	(37)	(4)	0	(2)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2026	JPY	590,000	16	17	33	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	06/16/2028	1,600,000	90	242	332	8	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028	260,000	(5)	(27)	(32)	0	(2)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2028	1,100,000	203	65	268	7	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.700	Annual	09/18/2029	580,000	8	83	91	4	0

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2025 (Unaudited)

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032	233,400	1	111	112	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034	340,000	20	114	134	5	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042	79,000	20	107	127	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.600	Annual	01/16/2026	$3,500	45	51	96	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	2,500	1	50	51	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.928	Semi-Annual	05/06/2026	250	0	4	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026	30,800	(401)	411	10	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	12/20/2026	11,200	250	(310)	(60)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	01/20/2027	100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	02/15/2027	550	0	14	14	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	02/17/2027	500	0	12	12	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.420	Semi-Annual	02/24/2027	400	0	10	10	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.430	Annual	09/30/2027	700	0	14	14	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.450	Annual	10/04/2027	670	0	13	13	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/13/2027	600	(1)	(4)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2027	500	(9)	34	25	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	890	20	(14)	6	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	01/12/2029	110	0	7	7	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	02/22/2029	500	(1)	8	7	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029	200	(1)	4	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	26,800	(196)	(68)	(264)	31	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029	2,470	228	(99)	129	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030	54,800	2,787	(1,335)	1,452	79	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	1,440	41	(6)	35	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030	1,900	(15)	254	239	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	05/10/2031	800	8	86	94	1	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	700	52	54	106	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	8,400	190	(273)	(83)	15	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	07/16/2031	250	(1)	31	30	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2032	13,800	(751)	403	(348)	0	(26)
Receive	1-Day USD-SOFR Compounded-OIS	3.610	Annual	12/12/2032	200	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.350	Annual	12/14/2032	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	05/22/2033	18,580	179	60	239	36	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/06/2033	11,110	(57)	40	(17)	21	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	3,490	52	117	169	7	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033	200	(1)	(7)	(8)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033	200	(1)	(4)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033	200	(1)	(3)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033	100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	200	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034	100	0	0	0	0	0

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034	100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034	200	(1)	3	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034	200	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034	200	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034	200	(1)	3	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	01/23/2034	100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.738	Annual	01/23/2034	100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.655	Annual	01/24/2034	100	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034	200	(1)	0	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034	200	(1)	0	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.620	Annual	01/31/2034	100	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034	100	(1)	1	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.783	Annual	02/07/2034	100	(1)	1	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034	400	(2)	6	4	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034	200	(1)	0	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.700	Annual	03/05/2034	100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/05/2034	200	(1)	0	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034	200	(1)	4	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/15/2034	100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	04/16/2034	200	(1)	4	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034	200	(1)	6	5	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034	200	(1)	6	5	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	04/22/2034	200	(1)	7	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034	200	(1)	6	5	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034	500	(1)	15	14	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034	200	(1)	7	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034	200	(1)	(4)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	11,400	(56)	42	(14)	24	0
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034	300	(1)	(5)	(6)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034	200	(1)	(4)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034	400	(1)	(4)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034	200	(1)	(1)	(2)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034	200	(1)	0	(1)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034	200	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034	200	(1)	1	0	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034	200	(1)	2	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034	200	(1)	4	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034	400	(1)	5	4	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	200	(1)	4	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034	200	(1)	4	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034	200	(1)	3	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034	200	(1)	4	3	1	0

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034	200	(1)	4	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034	200	(1)	3	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034	400	(2)	6	4	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034	200	(1)	2	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034	200	(1)	4	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034	200	(1)	4	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034	200	(1)	6	5	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	100	(1)	5	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034	100	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034	200	(1)	8	7	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034	200	(1)	9	8	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034	200	(1)	8	7	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	10/11/2034	200	(1)	(3)	(4)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.375	Annual	10/15/2034	200	(1)	(4)	(5)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.385	Annual	10/17/2034	200	(1)	(4)	(5)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.395	Annual	10/17/2034	300	(1)	(7)	(8)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.400	Annual	10/17/2034	100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.446	Annual	10/23/2034	200	(1)	(3)	(4)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.463	Annual	10/23/2034	200	(1)	(3)	(4)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.481	Annual	10/29/2034	200	(1)	(3)	(4)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.465	Annual	10/30/2034	400	(1)	(7)	(8)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.495	Annual	10/30/2034	200	(1)	(3)	(4)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/06/2034	1,100	(4)	(14)	(18)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034	600	(2)	9	7	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.865	Annual	11/20/2034	600	(3)	9	6	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034	200	(1)	5	4	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035	200	(1)	3	2	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035	200	(1)	2	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035	100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035	200	(1)	3	2	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035	200	(1)	3	2	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	01/15/2035	100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035	200	(1)	6	5	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035	100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035	200	(1)	6	5	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035	250	(1)	(3)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035	100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035	200	(1)	(1)	(2)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035	100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035	200	(1)	0	(1)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035	200	(1)	(1)	(2)	1	0

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2025 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		5,800	(435)	158	(277)	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		400	(1)	(4)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		200	(1)	(1)	(2)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035		400	(2)	1	(1)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035		200	(1)	5	4	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.967	Semi-Annual	06/23/2051		100	(1)	41	40	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.785	Semi-Annual	08/12/2051		250	(3)	109	106	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.815	Semi-Annual	01/24/2052		50	0	(21)	(21)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.867	Semi-Annual	01/26/2052		50	0	(21)	(21)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		100	(30)	(10)	(40)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053		200	(2)	(36)	(38)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		2,400	149	437	586	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	07/12/2053		100	(1)	(13)	(14)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.537	Annual	07/24/2053		100	(7)	(21)	(28)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		100	(1)	(5)	(6)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	10/16/2053		100	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		100	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.555	Annual	03/05/2054		100	(1)	(10)	(11)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		3,000	179	175	354	10	0
Pay	1-Year BRL-CDI	9.815	Maturity	01/04/2027	BRL	13,200	0	(183)	(183)	0	0
Pay	1-Year BRL-CDI	9.832	Maturity	01/04/2027		6,100	0	(84)	(84)	0	0
Pay	1-Year BRL-CDI	10.256	Maturity	01/04/2027		18,400	(7)	(211)	(218)	0	0
Pay	1-Year BRL-CDI	13.354	Maturity	01/02/2029		83,675	(39)	12	(27)	0	(1)
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	1,600	10	35	45	2	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034	AUD	4,000	(15)	(11)	(26)	0	(3)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		6,300	134	(219)	(85)	0	(8)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027	EUR	700	(3)	(7)	(10)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		450	(2)	(5)	(7)	0	0
Pay(5)	6-Month EUR-EURIBOR	2.000	Annual	03/18/2028		8,300	(35)	(23)	(58)	0	(1)
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028		200	(1)	8	7	0	0
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		200	0	8	8	0	0
Receive	6-Month EUR-EURIBOR	3.270	Annual	11/08/2028		200	(1)	(5)	(6)	0	0
Receive	6-Month EUR-EURIBOR	3.255	Annual	11/22/2028		100	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	3.179	Annual	11/29/2028		100	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.920	Annual	12/13/2028		200	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	2.880	Annual	12/19/2028		200	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.950	Annual	12/29/2028		100	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029		100	0	(3)	(3)	0	0
Pay	6-Month EUR-EURIBOR	2.770	Annual	04/16/2029		200	0	6	6	0	0
Pay	6-Month EUR-EURIBOR	2.860	Annual	04/24/2029		100	0	4	4	0	0
Pay	6-Month EUR-EURIBOR	2.780	Annual	05/02/2029		200	0	6	6	0	0
Pay	6-Month EUR-EURIBOR	2.827	Annual	05/06/2029		200	0	7	7	0	0
Pay	6-Month EUR-EURIBOR	2.950	Annual	06/12/2029		100	0	4	4	0	0
Receive	6-Month EUR-EURIBOR	2.818	Annual	06/26/2029		200	0	(6)	(6)	0	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	08/14/2029		200	0	(2)	(2)	0	0

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2025 (Unaudited)

Receive	6-Month EUR-EURIBOR	2.300	Annual	09/25/2029	200	0	1	1	0	0
Receive	6-Month EUR-EURIBOR	2.360	Annual	10/07/2029	200	0	1	1	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030	200	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.350	Annual	04/29/2030	200	0	(1)	(1)	0	0
Pay(5)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031	2,000	6	(18)	(12)	0	(2)
Pay	6-Month EUR-EURIBOR	2.547	Annual	03/09/2033	500	(11)	12	1	0	(1)
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033	100	0	4	4	0	0
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033	400	(2)	20	18	0	(1)
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033	100	(1)	(3)	(4)	0	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033	100	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033	100	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033	100	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033	100	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033	100	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033	100	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033	200	(1)	(2)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033	200	(1)	(1)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033	100	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034	200	(1)	0	(1)	0	0
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034	100	0	1	1	0	0
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034	100	0	1	1	0	0
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034	100	0	0	0	0	0
Pay	6-Month EUR-EURIBOR	2.770	Annual	04/29/2034	100	0	1	1	0	0
Receive	6-Month EUR-EURIBOR	2.710	Annual	08/06/2034	200	(1)	3	2	0	0
Receive	6-Month EUR-EURIBOR	2.680	Annual	08/07/2034	100	0	1	1	0	0
Receive	6-Month EUR-EURIBOR	2.590	Annual	08/19/2034	100	0	2	2	0	0
Receive	6-Month EUR-EURIBOR	2.580	Annual	08/29/2034	100	0	2	2	0	0
Receive	6-Month EUR-EURIBOR	2.390	Annual	10/01/2034	100	0	4	4	0	0
Pay	6-Month EUR-EURIBOR	2.410	Annual	11/05/2034	400	(1)	(15)	(16)	0	(1)
Pay	6-Month EUR-EURIBOR	2.380	Annual	12/31/2034	100	0	(5)	(5)	0	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035	100	0	(5)	(5)	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035	100	0	3	3	0	0
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035	100	0	(3)	(3)	0	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035	100	0	(1)	(1)	0	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035	100	0	(2)	(2)	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035	100	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.510	Annual	04/09/2035	100	0	2	2	0	0
Receive	6-Month EUR-EURIBOR	2.520	Annual	04/09/2035	100	0	2	2	0	0
Receive	6-Month EUR-EURIBOR	2.550	Annual	04/16/2035	100	0	2	2	0	0
Receive	6-Month EUR-EURIBOR	2.450	Annual	05/05/2035	100	0	3	3	0	0
Receive(5)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036	700	2	13	15	1	0

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2025 (Unaudited)

Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056	4,970	70	226	296	17	0

$2,465	$1,034	$3,499	$353	$(89)

Total Swap Agreements	$2,454	$1,067	$3,521	$353	$(89)

(k)

Securities with an aggregate market value of $1,111 and cash of $6,921 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2026	$433	EUR	367	$0	$(2)
BPS	01/2026	AUD	217	$141	0	(4)
05/2026	$46	KWD	14	0	0
06/2026	33	10	0	0
07/2026	21	6	0	0
06/2027	16	5	0	0
05/2029	KWD	70	$240	10	0
07/2029	9	30	1	0
05/2030	51	177	6	0
BRC	01/2026	ZAR	10,944	632	0	(28)
BSH	01/2026	$1,470	GBP	1,112	29	0
01/2026	1,304	JPY	202,907	0	(7)
CBK	01/2026	AUD	443	$292	0	(4)
01/2026	EUR	3,212	3,724	0	(53)
02/2026	PEN	965	262	0	(24)
03/2026	4,221	1,199	0	(54)
GLM	01/2026	ZAR	10,057	583	0	(23)
03/2026	BRL	149	27	0	0
03/2026	$4,938	BRL	27,364	0	(10)
JPM	01/2026	2,690	MXN	50,034	82	0
01/2026	ZAR	17,213	$1,003	0	(35)
MBC	01/2026	AUD	152	100	0	(1)
01/2026	CAD	1,376	978	0	(25)
01/2026	EUR	356	413	0	(5)
01/2026	$568	GBP	425	5	0
01/2026	71	JPY	11,111	0	0
MYI	01/2026	398	61,900	0	(2)
SCX	01/2026	1,012	157,399	0	(7)
SOG	01/2026	EUR	29,005	$33,581	0	(520)
01/2026	GBP	8,156	10,747	0	(247)
01/2026	$3,765	JPY	588,807	0	(3)
03/2026	MXN	261	$14	0	0
03/2026	$0	MXN	1	0	0
UAG	01/2026	ZAR	19,105	$1,099	0	(54)

Total Forward Foreign Currency Contracts	$133	$(1,108)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GLM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.110%	07/26/2032	200	$32	$7
Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.110	07/26/2032	300	49	91
MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.400	07/20/2027	300	39	1

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2025 (Unaudited)

Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.400	07/20/2027	300	40	84

Total Purchased Options	$160	$183

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	South Africa Government International Bonds	1.000%	Quarterly	12/20/2026	0.266%	$1,000	$(44)	$51	$7	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	400	$91	$3	$94	$0
BPS	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	190	44	1	45	0
JPM	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	100	23	1	24	0
MYC	CMBX.NA.AAA.14 Index	0.500	Monthly	12/16/2072	$2,100	(51)	58	7	0

$107	$63	$170	$0

Total Swap Agreements	$63	$114	$177	$0

(m)

Securities with an aggregate market value of $847 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Loan Participations and Assignments	$0	$301	$0	$301
Corporate Bonds & Notes
Banking & Finance	0	57,047	0	57,047
Industrials	0	30,877	0	30,877
Utilities	0	11,269	0	11,269
U.S. Government Agencies	0	168,869	0	168,869
U.S. Treasury Obligations	0	48,232	0	48,232
Non-Agency Mortgage-Backed Securities	0	38,199	0	38,199
Asset-Backed Securities
Automobile Sequential	0	2,274	0	2,274
CMBS Other	0	401	0	401
Home Equity Other	0	10,353	0	10,353
Whole Loan Collateral	0	2,487	0	2,487
Other ABS	0	23,425	353	23,778
Sovereign Issues	0	15,384	0	15,384
Common Stocks
Real Estate	0	0	51	51
Preferred Securities
Banking & Finance	0	343	0	343
Industrials	0	552	0	552
Short-Term Instruments
Repurchase Agreements	0	21,700	0	21,700
U.S. Treasury Bills	0	795	0	795

Schedule of Investments PIMCO ESG Income Fund (Cont.)	December 31, 2025 (Unaudited)

Total Investments	$0	$432,508	$404	$432,912

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(16,436)	$0	$(16,436)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	16	362	0	378
Over the counter	0	493	0	493

	$16	$855	$0	$871
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(7)	(320)	0	(327)
Over the counter	0	(1,108)	0	(1,108)

	$(7)	$(1,428)	$0	$(1,435)

Total Financial Derivative Instruments	$9	$(573)	$0	$(564)

Totals	$9	$415,499	$404	$415,912

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

Schedule of Investments PIMCO Extended Duration Fund	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 223.1% ¤
CORPORATE BONDS & NOTES 1.1%
INDUSTRIALS 1.1%
Beignet Investor LLC 6.581% due 05/30/2049	$4,760	$5,033

Total Corporate Bonds & Notes (Cost $4,760)		5,033

U.S. GOVERNMENT AGENCIES 20.9%
Federal Home Loan Mortgage Corp. Military Housing Bonds Resecuritization Trust Certificates 4.447% due 11/25/2052 ~	4,375	4,116
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 2.903% due 07/25/2054 ~	978	952
Federal Home Loan Mortgage Corp. REMICS
0.000% due 01/15/2041 (b)(d)	2,161	1,679
3.000% due 04/15/2053	1,658	1,294
4.000% due 09/15/2054	937	867
4.774% due 12/25/2055 •	1,902	1,905
6.000% due 06/15/2035	521	545
Federal National Mortgage Association 4.000% due 08/01/2048	31	30
Federal National Mortgage Association REMICS
3.000% due 07/25/2043	534	455
5.000% due 08/25/2033	14	14
5.500% due 04/25/2033 - 08/25/2035	18	18
6.000% due 12/25/2034	353	368
Federal National Mortgage Association-ACES 2.242% due 01/25/2031 ~(a)	2,229	113
Government National Mortgage Association 4.000% due 09/20/2055	99	94
Government National Mortgage Association REMICS 5.500% due 10/20/2037	205	209
Government National Mortgage Association, TBA
4.000% due 02/01/2056	11,000	10,389
4.500% due 02/01/2056	2,100	2,044
Resolution Funding Corp. Interest STRIPS 0.000% due 10/15/2028 (a)	800	724
Tennessee Valley Authority 4.625% due 09/15/2060	1,000	891
U.S. Small Business Administration 5.290% due 12/01/2027	8	8
Uniform Mortgage-Backed Security, TBA
4.000% due 02/01/2056	5,400	5,119
4.500% due 02/01/2056	8,300	8,096
5.000% due 02/01/2056	20,200	20,127
6.000% due 02/01/2056	33,200	34,073
6.500% due 02/01/2056	1,700	1,767

Total U.S. Government Agencies (Cost $97,044)		95,897

U.S. TREASURY OBLIGATIONS 186.2%
U.S. Treasury Bonds
2.250% due 08/15/2049 (f)	3,400	2,133
2.250% due 02/15/2052 (f)	5,500	3,339
2.750% due 11/15/2047	1	1
3.000% due 11/15/2044	80	62
3.375% due 11/15/2048 (f)	18,600	14,722
3.625% due 02/15/2053 (f)	1,200	972
4.000% due 11/15/2052 (f)	1,900	1,649
4.250% due 02/15/2054 (f)	9,600	8,682
4.250% due 08/15/2054 (f)	12,700	11,486
4.500% due 11/15/2054 (f)	2,800	2,642
4.625% due 02/15/2055 (f)	44,400	42,780
4.750% due 05/15/2055 (f)	31,200	30,666
4.750% due 08/15/2055 (f)	61,200	60,186
U.S. Treasury Inflation Protected Securities (e)
0.625% due 07/15/2032 (f)	5,827	5,469
1.125% due 01/15/2033 (f)	9,269	8,897
1.750% due 01/15/2034 (f)	9,110	9,062
1.875% due 07/15/2034 (f)	623	625
2.125% due 01/15/2035 (f)	1,032	1,050
U.S. Treasury STRIPS
0.000% due 05/15/2034 (a)	31,800	22,378

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	December 31, 2025 (Unaudited)

0.000% due 08/15/2034 (a)(f)	76,520	53,150
0.000% due 11/15/2034 (a)(h)	34,600	23,740
0.000% due 08/15/2035 (a)(h)	6,870	4,537
0.000% due 05/15/2036 (a)	52,000	33,016
0.000% due 11/15/2036 (a)(f)	76,900	47,499
0.000% due 05/15/2037 (a)	54,350	32,695
0.000% due 08/15/2037 (a)	9,100	5,396
0.000% due 05/15/2041 (a)	160	76
0.000% due 08/15/2041 (a)	120	56
0.000% due 11/15/2041 (a)	60	28
0.000% due 08/15/2042 (a)	690	303
0.000% due 11/15/2042 (a)	120	52
0.000% due 08/15/2041 (d)	14,800	7,118
0.000% due 02/15/2042 (d)(h)	9,500	4,422
0.000% due 05/15/2042 (d)(h)	9,700	4,446
0.000% due 05/15/2043 (d)	16,610	7,180
0.000% due 08/15/2043 (d)	22,200	9,444
0.000% due 05/15/2044 (d)	32,700	13,318
0.000% due 08/15/2044 (d)(h)	1,500	603
0.000% due 11/15/2044 (d)(h)	4,800	1,900
0.000% due 02/15/2045 (d)(h)	5,200	2,035
0.000% due 05/15/2045 (d)(h)	7,750	2,999
0.000% due 08/15/2046 (d)(h)	3,500	1,264
0.000% due 05/15/2048 (d)	77,000	25,319
0.000% due 08/15/2048 (d)(f)	153,800	49,892
0.000% due 11/15/2048 (d)(f)	172,400	55,217
0.000% due 02/15/2049 (d)	120,600	38,084
0.000% due 08/15/2049 (d)	72,300	22,292
0.000% due 11/15/2049 (d)	155,500	47,258
0.000% due 08/15/2050 (d)(f)	202,600	59,348
0.000% due 05/15/2051 (d)(f)	213,900	60,218
0.000% due 11/15/2054 (d)	58,200	14,111

Total U.S. Treasury Obligations (Cost $1,217,384)		853,817

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.5%
1166 Avenue of the Americas Commercial Mortgage Trust II 5.690% due 10/13/2037	3,000	2,649
Bank5 4.793% due 12/15/2058	1,300	1,318
BBCMS Mortgage Trust 5.015% due 09/15/2058	900	921
Bear Stearns ALT-A Trust 4.791% due 09/25/2035 ~	91	49
Benchmark Mortgage Trust 5.660% due 04/15/2057	1,200	1,256
BMO Mortgage Trust 5.187% due 07/15/2058	800	822
CHL Mortgage Pass-Through Trust 4.530% due 09/25/2047 ~	67	61
GS Mortgage Securities Trust 3.602% due 10/10/2049 ~	1,800	1,688
JP Morgan Chase Commercial Mortgage Securities Trust 5.248% due 12/15/2031 •	662	660
JP Morgan Mortgage Trust
4.746% due 12/25/2049 •	50	48
6.033% due 07/25/2035 ~	11	11
New Residential Mortgage Loan Trust 2.750% due 11/25/2059 ~	1,113	1,076
RCKT Mortgage Trust 5.553% due 03/25/2055 þ	663	671
Structured Adjustable Rate Mortgage Loan Trust 4.166% due 10/25/2035 •	173	167
WaMu Mortgage Pass-Through Certificates Trust
4.759% due 01/25/2047 •	59	57
5.529% due 10/25/2046 •	2	2

Total Non-Agency Mortgage-Backed Securities (Cost $12,357)		11,456

ASSET-BACKED SECURITIES 7.5%
AUTOMOBILE SEQUENTIAL 0.3%
Avis Budget Rental Car Funding AESOP LLC 6.020% due 02/20/2030	1,400	1,469

CMBS OTHER 0.9%
ACREC Ltd. 4.999% due 10/16/2036 •	312	311
Arbor Realty Commercial Real Estate Notes Ltd. 5.434% due 01/15/2037 •	788	793
BDS Ltd. 5.199% due 12/16/2036 •	198	198
LMNT CRE LLC 5.550% due 07/21/2043 •	900	902

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	December 31, 2025 (Unaudited)

LRECS LLC 5.500% due 08/19/2043 •		1,200	1,202
MF1 LLC 5.881% due 06/19/2037 •		414	414

			3,820

HOME EQUITY OTHER 1.2%
ACE Securities Corp. Home Equity Loan Trust 4.641% due 01/25/2035 •		3,158	3,048
CIT Mortgage Loan Trust 5.346% due 10/25/2037 •		1,423	1,446
MASTR Asset-Backed Securities Trust 4.671% due 10/25/2034 •		957	939

			5,433

OTHER ABS 5.1%
37 Capital CLO 4 Ltd. 4.995% due 04/15/2035 •		1,000	1,000
ARES LXV CLO Ltd. 4.978% due 07/25/2034 •		700	700
Bain Capital Euro CLO DAC 3.265% due 01/22/2038 •	EUR	500	588
Black Diamond CLO DAC 3.044% due 05/15/2032 •		688	810
Capital Four CLO X DAC 3.279% due 10/25/2038 •		300	353
College Avenue Student Loans LLC 5.774% due 05/25/2055 •		$644	656
CVC Cordatus Loan Fund XII DAC 0.000% due 01/23/2039 •(c)	EUR	1,000	1,175
Dell Equipment Finance Trust 4.680% due 07/22/2027		$1,000	1,004
ECMC Group Student Loan Trust 4.739% due 02/27/2068 •		332	330
Fortress Credit BSL X Ltd. 5.014% due 04/20/2033 •		600	601
Harvest CLO XVI DAC 3.336% due 10/15/2038 •	EUR	1,010	1,187
Hayfin Emerald CLO VI DAC 3.259% due 10/15/2038 •		1,200	1,411
Indigo Credit Management I DAC 0.000% due 10/15/2037 •		1,000	1,175
MV Credit Euro CLO III DAC 3.364% due 02/15/2038 •		1,100	1,293
Neuberger Berman Loan Advisers CLO 43 Ltd. 4.932% due 07/17/2036 •		$1,000	1,000
OFSI BSL X Ltd. 5.154% due 04/20/2034 •		1,000	1,001
Penta CLO 9 DAC 2.915% due 07/25/2036 •	EUR	1,000	1,175
PK ALIFT Loan Funding 6 LP 5.365% due 11/15/2042		$845	852
Providus CLO V DAC 3.314% due 11/15/2039 •	EUR	1,400	1,647
Rockford Tower Europe CLO DAC 3.326% due 08/29/2036 •		1,000	1,176
Saranac CLO VI Ltd. 5.125% due 08/13/2031 •		$188	189
Slam Ltd. 5.807% due 05/15/2050		483	496
THL Credit Wind River CLO Ltd. 5.105% due 04/15/2035 •		800	801
Trysail CLO Ltd. 5.123% due 10/20/2033 •		1,000	1,001
UPX HIL Issuer Trust 5.160% due 01/25/2047		868	875
Venture 36 CLO Ltd. 5.276% due 04/20/2032 •		999	1,000

			23,496

Total Asset-Backed Securities (Cost $33,905)			34,218

SOVEREIGN ISSUES 4.9%
Canada Government Bonds 3.000% due 06/01/2034	CAD	1,000	712
Cassa Depositi e Prestiti SpA 4.375% due 10/01/2030		$400	402
Japan Government Thirty Year Bonds
2.300% due 12/20/2054	JPY	380,000	1,949
2.400% due 03/20/2055		47,000	247
2.800% due 06/20/2055		180,000	1,029
Japan Government Twenty Year Bonds
2.000% due 12/20/2044		500,000	2,778

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	December 31, 2025 (Unaudited)

2.400% due 03/20/2045		74,000	437
Mexico Udibonos 4.000% due 11/30/2028 (e)	MXN	173	10
Peru Government International Bonds
5.400% due 08/12/2034	PEN	4,100	1,217
6.150% due 08/12/2032		12,400	3,981
6.950% due 08/12/2031		4,161	1,376
Republic of South Africa Government Bonds
8.250% due 03/31/2032	ZAR	7,800	483
8.500% due 01/31/2037		11,300	678
8.875% due 02/28/2035		112,600	7,096
U.K. Gilts 4.375% due 07/31/2054	GBP	200	237

Total Sovereign Issues (Cost $21,873)			22,632

Total Investments in Securities (Cost $1,387,323)			1,023,053

		SHARES
INVESTMENTS IN AFFILIATES 1.3%
SHORT-TERM INSTRUMENTS 1.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.3%
PIMCO Short-Term Floating NAV Portfolio III		636,065	6,196

Total Short-Term Instruments (Cost $6,196)			6,196

Total Investments in Affiliates (Cost $6,196)			6,196

Total Investments 224.4% (Cost $1,393,519)			$1,029,249
Financial Derivative Instruments (g)(i) 0.2%(Cost or Premiums, net $(942))			704
Other Assets and Liabilities, net (124.6)%			(571,309)

Net Assets 100.0%			$458,644

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOO	3.820%	01/02/2026	01/05/2026	$(790)	$(790)
3.900	12/31/2025	01/02/2026	(792)	(792)
3.970	12/31/2025	01/02/2026	(288,094)	(288,157)
BSN	3.810	01/02/2026	01/16/2026	(55,161)	(55,161)
3.930	12/18/2025	01/02/2026	(54,977)	(55,067)
JPS	3.890	12/22/2025	01/05/2026	(61,429)	(61,503)
3.930	12/22/2025	01/05/2026	(89,455)	(89,562)
3.930	12/31/2025	01/05/2026	(880)	(880)

Total Reverse Repurchase Agreements	$(551,912)

(f)	Securities with an aggregate market value of $489,350 have been pledged as collateral under the terms of master agreements as of December 31, 2025.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(504,639) at a weighted average interest rate of 4.406%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note February Futures	$111.500	01/23/2026	72	$72	$(13)	$(11)
Put - CBOE U.S. Treasury 10-Year Note February Futures	112.000	01/23/2026	30	30	(5)	(10)
Call - CBOE U.S. Treasury 10-Year Note February Futures	113.500	01/23/2026	102	102	(20)	(8)

Total Written Options	$(38)	$(29)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract June Futures	09/2027	498	$120,584	$(193)	$0	$(31)
3-Month SOFR Active Contract March Futures	06/2027	124	30,034	(14)	0	(8)
3-Month SOFR Active Contract September Futures	12/2027	124	30,010	(23)	0	(10)
Australia Government 10-Year Bond March Futures	03/2026	82	5,991	11	7	0
Euro-Bund March Futures	03/2026	38	5,697	(79)	0	(10)
Long Guilt March Futures	03/2026	10	1,232	8	2	(1)
U.S. Treasury 5-Year Note March Futures	03/2026	539	58,915	(51)	0	(63)
U.S. Treasury 10-Year Note March Futures	03/2026	267	30,021	(106)	0	(54)

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	December 31, 2025 (Unaudited)

U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	275	32,450	(555)	0	(103)

$(1,002)	$9	$(280)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Oat March Futures	03/2026	44	$(6,236)	$24	$15	$0
Japan Government 10-Year Bond March Futures	03/2026	17	(14,370)	97	31	0
U.S. Treasury 2-Year Note March Futures	03/2026	309	(64,516)	2	22	0
U.S. Treasury Long-Term Bond March Futures	03/2026	1,104	(127,616)	1,465	242	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	3,367	(387,258)	2,441	631	0

$4,029	$941	$0

Total Futures Contracts	$3,027	$950	$(280)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	17,200	$(54)	$149	$95	$19	$0
Receive(1)	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/18/2028	JPY	1,830,000	36	20	56	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/31/2028	$3,340	14	(60)	(46)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	13,400	21	(153)	(132)	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	10,200	(90)	(13)	(103)	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032	40,779	(41)	(366)	(407)	73	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035	850	(3)	(4)	(7)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035	700	(2)	(4)	(6)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035	800	(2)	(6)	(8)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035	5,100	(15)	117	102	12	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/15/2051	9,100	(386)	3,944	3,558	23	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	10/23/2053	9,100	(155)	3,863	3,708	23	0
Pay(1)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033	AUD	14,000	(133)	81	(52)	0	(7)
Receive(1)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056	EUR	2,570	(39)	192	153	9	0
Pay	28-Day MXN-TIIE	7.750	Lunar	04/01/2030	MXN	8,000	0	2	2	0	0
Pay	28-Day MXN-TIIE	7.775	Lunar	04/01/2030	11,100	0	3	3	1	0
Pay	28-Day MXN-TIIE	7.582	Lunar	04/02/2030	8,400	0	(1)	(1)	1	0
Pay	28-Day MXN-TIIE	7.910	Lunar	03/29/2032	1,100	0	0	0	0	0
Pay	28-Day MXN-TIIE	8.100	Lunar	03/26/2035	900	0	0	0	0	0
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034	CAD	1,000	2	1	3	1	0

Total Swap Agreements	$(847)	$7,765	$6,918	$210	$(7)

(h)

Securities with an aggregate market value of $13,831 and cash of $3,505 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.

(1)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	01/2026	$530	JPY	82,334	$0	$(4)
BOA	01/2026	AUD	128	$85	0	(1)
01/2026	INR	913	10	0	0
01/2026	KRW	218,128	150	0	(1)
01/2026	PLN	1,528	417	0	(8)
01/2026	THB	2,922	90	0	(3)
01/2026	TWD	11,421	375	11	0

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	December 31, 2025 (Unaudited)

	01/2026		$302	PLN	1,102	5	0
	01/2026		48	TWD	1,506	0	0
	01/2026		180	ZAR	3,001	1	0
	02/2026	ILS	736		$231	0	0
	03/2026	PEN	1,043		309	0	0
	04/2026		$65	MXN	1,197	1	0
BPS	01/2026	AUD	2,546		$1,662	0	(37)
	01/2026	CHF	87		111	1	0
	01/2026	CNH	6,063		860	0	(10)
	01/2026	GBP	210		284	1	0
	01/2026	ILS	1,937		598	0	(10)
	01/2026	INR	20,735		230	0	(1)
	01/2026	JPY	69,100		447	6	0
	01/2026	NZD	761		432	0	(6)
	01/2026	PLN	2,352		643	0	(12)
	01/2026	TWD	38,804		1,277	41	0
	01/2026		$985	CNH	6,902	4	0
	01/2026		100	INR	9,034	0	0
	01/2026		518	PLN	1,871	3	0
	01/2026		1,749	TWD	54,920	3	(4)
	01/2026		393	ZAR	6,553	2	0
	01/2026	ZAR	2,692		$161	0	(1)
	02/2026		$225	INR	20,245	0	0
	02/2026		583	TWD	18,284	0	(1)
	03/2026	TWD	7,318		$236	3	0
BRC	01/2026	EUR	329		382	0	(5)
	01/2026	ILS	323		101	0	(1)
	01/2026		$2,624	GBP	2,007	81	0
	01/2026		584	NZD	1,010	0	(2)
	01/2026		191	PLN	697	3	0
	01/2026		50	TRY	2,257	2	0
	01/2026	ZAR	7,972		$460	0	(20)
	02/2026	ILS	323		100	0	(1)
	02/2026	TRY	75		2	0	0
	03/2026		$556	MXN	10,291	12	0
BSH	01/2026	JPY	196,294		$1,261	7	0
	01/2026	PEN	5,176		1,508	0	(31)
	05/2026		12,203		3,577	0	(34)
CBK	01/2026	AUD	2,227		1,478	0	(8)
	01/2026	EUR	2,072		2,410	0	(26)
	01/2026	NZD	433		250	1	0
	01/2026	PEN	969		285	0	(3)
	01/2026	TWD	56,605		1,862	60	0
	01/2026		$640	CNH	4,470	1	0
	01/2026		3,930	INR	351,114	3	(35)
	01/2026		1,740	NZD	3,007	0	(9)
	01/2026		70	PLN	251	0	0
	01/2026		5	THB	164	0	0
	01/2026		477	TWD	14,913	0	(3)
	02/2026	ILS	577		$182	0	0
	02/2026	PEN	1,853		549	0	(1)
	02/2026		$14	TWD	445	0	0
	03/2026	TWD	7,953		$256	3	0
DUB	01/2026	ILS	541		168	0	(2)
	01/2026	KRW	854,345		584	0	(9)
	01/2026	NZD	347		201	1	0
	01/2026		$310	ILS	989	1	0
	01/2026		1,201	INR	106,911	0	(14)
	01/2026		596	KRW	875,879	11	0
	01/2026		160	ZAR	2,686	2	0
	01/2026	ZAR	14,206		$815	0	(41)
	02/2026	ILS	989		310	0	(1)
	02/2026		$19	TWD	601	0	0
FAR	01/2026	AUD	3,611		$2,345	0	(65)
	01/2026	CHF	97		121	0	(2)
	01/2026	CNH	3,022		429	0	(4)
	01/2026	NZD	879		504	0	(3)
	01/2026	PEN	966		284	0	(3)
	01/2026	PLN	736		200	0	(5)
	01/2026		$164	ILS	526	1	0
	01/2026		2,198	MXN	40,770	61	0
	01/2026		288	PEN	971	1	0
	01/2026		1,034	PLN	3,768	15	0
	01/2026		257	ZAR	4,308	3	0
	01/2026	ZAR	9,851		$573	0	(21)
	02/2026	ILS	526		164	0	(1)
	06/2026	PEN	976		$288	0	0
GLM	01/2026	CHF	642		801	0	(10)
	01/2026	ILS	178		55	0	(1)
	01/2026		$471	CNH	3,321	5	0
	01/2026		1,065	PLN	3,891	19	0
	01/2026		100	THB	3,188	1	0
	01/2026	ZAR	7,325		$425	0	(17)
	02/2026		$1,006	BRL	5,543	0	(2)
	02/2026		2,393	TRY	109,120	65	0
	03/2026	BRL	143		$26	0	0

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	December 31, 2025 (Unaudited)

03/2026	$4,745	BRL	26,293	0	(10)
03/2026	263	MXN	4,879	7	0
04/2026	551	10,167	8	0
JPM	01/2026	CNH	12,581	$1,786	0	(19)
01/2026	ILS	2,726	835	0	(21)
01/2026	INR	20,334	228	3	0
01/2026	NOK	1,201	117	0	(2)
01/2026	NZD	604	350	3	0
01/2026	PLN	2,680	731	0	(16)
01/2026	$581	CNH	4,080	5	0
01/2026	487	INR	43,408	0	(6)
01/2026	704	KRW	1,010,153	0	(3)
01/2026	668	PLN	2,467	19	0
01/2026	ZAR	2,685	$156	0	(5)
02/2026	KRW	1,008,827	704	4	0
02/2026	$596	MXN	11,047	15	0
02/2026	0	TRY	4	0	0
03/2026	362	MXN	6,641	4	0
04/2026	206	3,804	3	0
MBC	01/2026	AUD	416	$274	0	(4)
01/2026	CAD	6,137	4,361	0	(113)
01/2026	CHF	127	160	0	(1)
01/2026	EUR	3,254	3,802	0	(23)
01/2026	GBP	171	230	0	(1)
01/2026	JPY	100,349	646	5	0
01/2026	NZD	414	239	1	0
01/2026	SGD	6,159	4,747	0	(48)
01/2026	TWD	38,794	1,280	45	0
01/2026	$73	INR	6,574	0	0
01/2026	185	PLN	679	4	0
01/2026	11	THB	362	0	0
01/2026	74	TWD	2,323	0	0
02/2026	MXN	141	$8	0	0
03/2026	$151	MXN	2,778	2	0
04/2026	165	3,038	3	0
MYI	01/2026	3	JPY	455	0	0
02/2026	ILS	1,160	$360	0	(4)
NGF	01/2026	KRW	1,400,506	957	0	(14)
01/2026	$400	KRW	587,511	7	0
02/2026	2,506	TRY	113,860	71	0
SCX	01/2026	CNH	6,026	$855	0	(9)
01/2026	INR	2,729	30	0	0
01/2026	JPY	173,770	1,117	7	0
01/2026	TWD	12,383	406	12	0
01/2026	$69	INR	6,229	0	0
02/2026	652	MXN	12,096	16	0
UAG	01/2026	CHF	505	$630	0	(8)
01/2026	$964	PLN	3,509	13	0
01/2026	ZAR	13,916	$800	0	(39)
02/2026	$148	MXN	2,742	4	0

Total Forward Foreign Currency Contracts	$702	$(825)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.622%	01/29/2026	1,700	$(3)	$(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.882	01/29/2026	1,700	(4)	(5)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.580	01/05/2026	1,600	(4)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.860	01/05/2026	1,600	(4)	0
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.548	01/02/2026	700	(2)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.848	01/02/2026	700	(2)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.578	01/12/2026	1,700	(4)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.878	01/12/2026	1,700	(4)	(2)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.625	01/08/2026	600	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.925	01/08/2026	600	(1)	0
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.498	01/05/2026	3,700	(8)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.798	01/05/2026	3,700	(8)	(6)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.639	01/12/2026	2,500	(6)	(1)

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	December 31, 2025 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.919	01/12/2026	2,500	(6)	(1)

Total Written Options	$(57)	$(17)

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$5,033	$0	$5,033
U.S. Government Agencies	0	95,897	0	95,897
U.S. Treasury Obligations	0	853,817	0	853,817
Non-Agency Mortgage-Backed Securities	0	11,456	0	11,456
Asset-Backed Securities
Automobile Sequential	0	1,469	0	1,469
CMBS Other	0	3,820	0	3,820
Home Equity Other	0	5,433	0	5,433
Other ABS	0	23,496	0	23,496
Sovereign Issues	0	22,632	0	22,632

$0	$1,023,053	$0	$1,023,053
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$6,196	$0	$0	$6,196

Total Investments	$6,196	$1,023,053	$0	$1,029,249

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	55	1,105	0	1,160
Over the counter	0	702	0	702

$55	$1,807	$0	$1,862
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(11)	(305)	0	(316)
Over the counter	0	(842)	0	(842)

$(11)	$(1,147)	$0	$(1,158)

Total Financial Derivative Instruments	$44	$660	$0	$704

Totals	$6,240	$1,023,713	$0	$1,029,953

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 137.4% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Bonar Bonds
0.750% due 07/09/2030 þ		$34	$22
4.125% due 07/09/2035 þ		29	21

Total Argentina (Cost $37)			43

AUSTRALIA 3.4%
CORPORATE BONDS & NOTES 0.7%
Commonwealth Bank of Australia 4.971% due 01/22/2030		$1,200	1,247

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.0%
Project Cashmere 4.543% due 12/30/2057 «(b)	AUD	2,700	1,802

SOVEREIGN ISSUES 1.7%
New South Wales Treasury Corp.
1.750% due 03/20/2034		900	466
2.000% due 03/08/2033		400	220
4.750% due 09/20/2035		500	320
Queensland Treasury Corp.
1.500% due 08/20/2032		500	269
1.750% due 07/20/2034		300	153
2.000% due 08/22/2033		800	430
5.250% due 07/21/2036		1,000	657
Treasury Corp. of Victoria 2.000% due 09/17/2035		1,000	497

			3,012

Total Australia (Cost $5,877)			6,061

BULGARIA 0.3%
SOVEREIGN ISSUES 0.3%
Bulgaria Government International Bonds
3.375% due 07/18/2035	EUR	300	347
4.125% due 07/18/2045		200	226

Total Bulgaria (Cost $567)			573

CANADA 3.2%
CORPORATE BONDS & NOTES 1.6%
Air Canada Pass-Through Trust 3.300% due 07/15/2031		$128	123
Bank of Nova Scotia 0.010% due 09/14/2029	EUR	300	320
Canadian Imperial Bank of Commerce 4.876% due 01/14/2030		$900	932
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	300	351
Royal Bank of Canada
4.305% due 11/03/2031 •		$400	398
4.851% due 12/14/2026		800	808

			2,932

SOVEREIGN ISSUES 1.6%
Canada Government Bonds 3.000% due 06/01/2034	CAD	2,900	2,065
Canada Government Real Return Bonds 3.000% due 12/01/2036 (e)		642	535

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Export Development Canada 7.130% due 03/11/2029	INR	22,900	257

			2,857

Total Canada (Cost $5,851)			5,789

CAYMAN ISLANDS 2.7%
ASSET-BACKED SECURITIES 2.5%
37 Capital CLO 4 Ltd. 4.995% due 04/15/2035 •		$600	600
Atlas Senior Loan Fund XVIII Ltd. 4.994% due 01/18/2035 •		500	500
BDS Ltd. 5.199% due 12/16/2036 •		255	255
BlueMountain CLO Ltd. 5.048% due 10/25/2030 •		275	275
CIFC Funding Ltd. 5.077% due 10/24/2030 •		125	125
GPMT Ltd. 5.198% due 12/15/2036 •		523	524
LCM 30 Ltd. 5.226% due 04/20/2031 •		257	257
Madison Park Funding XXXIX Ltd. 5.107% due 10/22/2034 •		700	701
Starwood Ltd. 5.049% due 04/18/2038 •		335	335
TRTX Issuer Ltd. 5.386% due 02/15/2039 •		474	473
Wellfleet CLO Ltd. 5.064% due 04/20/2034 •		500	501

			4,546

CORPORATE BONDS & NOTES 0.2%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		98	95
Sands China Ltd. 5.400% due 08/08/2028		300	306

			401

Total Cayman Islands (Cost $4,941)			4,947

CHILE 1.8%
SOVEREIGN ISSUES 1.8%
Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	1,045,000	1,140
5.800% due 10/01/2029		1,555,000	1,772
Chile Government International Bonds 4.850% due 01/22/2029		$300	307

Total Chile (Cost $3,347)			3,219

CHINA 2.5%
SOVEREIGN ISSUES 2.5%
China Development Bank
2.630% due 01/08/2034	CNY	7,710	1,155
2.820% due 05/22/2033		6,000	910
China Government Bonds
1.650% due 05/15/2035		2,900	408
1.920% due 01/15/2055		4,900	647
2.190% due 09/25/2054		7,400	1,021
China Government International Bonds
3.625% due 11/13/2028		$200	202
3.750% due 11/13/2030		200	202

Total China (Cost $4,608)			4,545

COLOMBIA 3.0%
CORPORATE BONDS & NOTES 0.3%
Ecopetrol SA 8.375% due 01/19/2036		$500	515

SOVEREIGN ISSUES 2.7%
Bogota Distrito Capital 13.140% due 11/05/2035	COP	667,000	177
Colombia Government International Bonds 5.750% due 11/26/2034	EUR	600	684

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Colombia TES
1.000% due 01/24/2035	COP	9,294,700	2,289
6.500% due 01/22/2031 (e)		1,350,248	356
11.000% due 08/22/2029		2,610,200	653
11.500% due 07/25/2046		551,700	130
11.750% due 01/24/2035		2,025,300	499
12.750% due 11/28/2040		371,500	97

			4,885

Total Colombia (Cost $5,431)			5,400

COSTA RICA 0.3%
SOVEREIGN ISSUES 0.3%
Costa Rica Government International Bonds 5.500% due 11/21/2030	EUR	500	602

Total Costa Rica (Cost $582)			602

CZECH REPUBLIC 0.2%
SOVEREIGN ISSUES 0.2%
Czech Republic Government Bonds
0.950% due 05/15/2030	CZK	5,600	240
2.500% due 08/25/2028		900	43

Total Czech Republic (Cost $258)			283

DENMARK 0.5%
CORPORATE BONDS & NOTES 0.5%
Jyske Realkredit AS
1.000% due 10/01/2050	DKK	47	5
Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053		2,139	274
Nykredit Realkredit AS
1.500% due 10/01/2053		622	79
Realkredit Danmark AS
1.500% due 10/01/2053		4,453	564

Total Denmark (Cost $1,104)			922

DOMINICAN REPUBLIC 0.5%
SOVEREIGN ISSUES 0.5%
Dominican Republic International Bonds
4.875% due 09/23/2032		$200	193
6.600% due 06/01/2036		700	739

Total Dominican Republic (Cost $892)			932

FRANCE 5.2%
CORPORATE BONDS & NOTES 0.6%
BPCE SA 5.716% due 01/18/2030 •		$375	388
Credit Agricole SA 5.862% due 01/09/2036 •		700	739

			1,127

SOVEREIGN ISSUES 4.6%
French Republic Government Bonds OAT
0.100% due 07/25/2031 (e)	EUR	615	684
0.750% due 02/25/2028		1,800	2,047
2.750% due 10/25/2027		700	830
2.750% due 02/25/2030		3,810	4,489
3.000% due 06/25/2049		200	191

			8,241

Total France (Cost $8,513)			9,368

GUATEMALA 0.3%
SOVEREIGN ISSUES 0.3%
Guatemala Government Bonds 6.250% due 08/15/2036		$500	524

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Total Guatemala (Cost $496)			524

HUNGARY 1.0%
SOVEREIGN ISSUES 1.0%
Hungary Government International Bonds
5.375% due 09/12/2033	EUR	400	503
5.500% due 03/26/2036		$200	200
6.000% due 09/26/2035		400	417
Magyar Export-Import Bank Zrt 6.125% due 12/04/2027		700	720

Total Hungary (Cost $1,699)			1,840

INDIA 0.2%
CORPORATE BONDS & NOTES 0.2%
IRB Infrastructure Developers Ltd. 7.110% due 03/11/2032		$300	310

Total India (Cost $300)			310

INDONESIA 0.3%
SOVEREIGN ISSUES 0.3%
Indonesia Treasury Bonds 8.375% due 03/15/2034	IDR	9,105,000	627

Total Indonesia (Cost $634)			627

IRELAND 2.9%
ASSET-BACKED SECURITIES 2.3%
Arcano Euro CLO II DAC 0.000% due 07/25/2039 •	EUR	500	588
BlackRock European CLO III DAC 2.884% due 07/19/2035 •		500	587
Cairn CLO X DAC 2.789% due 10/15/2031 •		198	233
Capital Four CLO X DAC 3.279% due 10/25/2038 •		700	823
Dryden 27 R Euro CLO DAC 2.686% due 04/15/2033 •		137	161
Jubilee CLO DAC 2.659% due 04/15/2031 •		206	242
Man GLG Euro CLO V DAC 2.790% due 12/15/2031 •		49	58
Palmer Square European Loan Funding DAC 3.034% due 05/15/2033 •		302	354
Rockford Tower Europe CLO DAC 3.326% due 08/29/2036 •		500	588
Tikehau CLO V DAC 3.253% due 10/15/2038 •		400	471

			4,105

CORPORATE BONDS & NOTES 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026		$300	296
3.000% due 10/29/2028		300	291

			587

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Panama Government International Bonds 3.837% - 9.716% (EUR006M + 1.750%) due 03/05/2027 «~	EUR	500	589

Total Ireland (Cost $5,165)			5,281

ISRAEL 0.7%
SOVEREIGN ISSUES 0.7%
Israel Government International Bonds
5.375% due 03/12/2029		$400	412
5.500% due 03/12/2034		200	207
5.625% due 02/19/2035		700	732

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Total Israel (Cost $1,293)			1,351

ITALY 2.4%
CORPORATE BONDS & NOTES 0.5%
Banca Monte dei Paschi di Siena SpA 0.875% due 10/08/2027	EUR	600	698
Intesa Sanpaolo SpA 7.200% due 11/28/2033		$200	229

			927

SOVEREIGN ISSUES 1.9%
Cassa Depositi e Prestiti SpA 5.750% due 05/05/2026		400	402
Italy Buoni Poliennali Del Tesoro 2.100% due 08/26/2027	EUR	2,600	3,052

			3,454

Total Italy (Cost $4,370)			4,381

IVORY COAST 0.2%
SOVEREIGN ISSUES 0.2%
Ivory Coast Government International Bonds 5.875% due 10/17/2031	EUR	300	355

Total Ivory Coast (Cost $292)			355

JAPAN 6.5%
CORPORATE BONDS & NOTES 1.9%
Mitsubishi UFJ Financial Group, Inc.
2.494% due 10/13/2032 •		$1,100	986
5.159% due 04/24/2031 •		800	825
Olympus Corp. 2.143% due 12/08/2026		200	196
Sumitomo Mitsui Financial Group, Inc. 5.454% due 01/15/2032		1,000	1,047
Sumitomo Mitsui Trust Bank Ltd. 4.350% due 09/11/2030		300	302

			3,356

SOVEREIGN ISSUES 4.6%
Japan Government CPI-Linked Bonds
0.100% due 03/10/2028 (e)	JPY	260,089	1,689
0.100% due 03/10/2029 (e)		473,726	3,074
Japan Government Five Year Bonds 0.400% due 06/20/2029		60,000	371
Japan Government Thirty Year Bonds
0.700% due 12/20/2048		5,000	19
0.700% due 12/20/2050		40,000	143
0.700% due 03/20/2051		40,000	141
0.700% due 06/20/2051		168,000	588
2.200% due 06/20/2054		2,700	14
2.300% due 12/20/2054		3,800	20
3.200% due 09/20/2055		20,000	124
Japan Government Twenty Year Bonds
0.400% due 06/20/2040		250,000	1,183
2.400% due 03/20/2045		142,000	839

			8,205

Total Japan (Cost $13,530)			11,561

KAZAKHSTAN 0.3%
CORPORATE BONDS & NOTES 0.3%
KazMunayGas National Co. JSC 3.500% due 04/14/2033		$550	497

Total Kazakhstan (Cost $458)			497

KUWAIT 0.5%
SOVEREIGN ISSUES 0.5%
Kuwait International Government Bonds
4.016% due 10/09/2028		$400	401
4.136% due 10/09/2030		200	201
4.652% due 10/09/2035		300	300

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Total Kuwait (Cost $900)			902

		SHARES
LUXEMBOURG 1.6%
COMMON STOCKS 0.6%
Drillco Holdings Luxembourg SA «(g)		35,766	807
Foresea Holdings SA «		14,931	337

			1,144

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 0.5%
Chile Electricity Lux MPC SARL 6.010% due 01/20/2033		$313	330
FORESEA Holding SA 7.500% due 06/15/2030		632	624

			954

SOVEREIGN ISSUES 0.5%
Eagle Funding Luxco SARL 5.500% due 08/17/2030		800	816

Total Luxembourg (Cost $2,257)			2,914

MALAYSIA 0.9%
CORPORATE BONDS & NOTES 0.2%
Petronas Capital Ltd.
2.480% due 01/28/2032		$200	180
4.550% due 04/21/2050		200	176

			356

SOVEREIGN ISSUES 0.7%
Malaysia Government Bonds
2.632% due 04/15/2031	MYR	1,400	334
3.519% due 04/20/2028		3,431	856

			1,190

Total Malaysia (Cost $1,435)			1,546

MEXICO 0.6%
SOVEREIGN ISSUES 0.6%
Mexico Government International Bonds
5.750% due 10/12/2110		$200	169
5.850% due 07/02/2032		500	514
6.625% due 01/29/2038		300	314

Total Mexico (Cost $1,009)			997

NETHERLANDS 0.5%
CORPORATE BONDS & NOTES 0.5%
ABN AMRO Bank NV 5.515% due 12/03/2035 •		$400	413
ING Groep NV 5.525% due 03/25/2036 •		200	208
Prosus NV 1.207% due 01/19/2026	EUR	200	235

			856

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
EMF-NL Prime BV 2.816% due 04/17/2041 •		24	28

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Total Netherlands (Cost $859)			884

NEW ZEALAND 0.1%
SOVEREIGN ISSUES 0.1%
New Zealand Government Bonds 1.500% due 05/15/2031	NZD	400	204

Total New Zealand (Cost $274)			204

NORWAY 0.1%
SOVEREIGN ISSUES 0.1%
Kommunalbanken AS 1.900% due 01/19/2027	AUD	400	260

Total Norway (Cost $291)			260

PERU 2.1%
CORPORATE BONDS & NOTES 0.5%
Credicorp Capital Sociedad Titulizadora SA 10.100% due 12/15/2043	PEN	2,900	938

SOVEREIGN ISSUES 1.6%
Peru Government Bonds 7.300% due 08/12/2033		4,000	1,358
Peru Government International Bonds
5.375% due 02/08/2035		$400	409
5.875% due 08/08/2054		350	348
6.900% due 08/12/2037	PEN	2,600	810

			2,925

Total Peru (Cost $3,363)			3,863

PHILIPPINES 0.2%
SOVEREIGN ISSUES 0.2%
Philippines Government International Bonds 6.250% due 01/14/2036	PHP	20,000	338

Total Philippines (Cost $483)			338

POLAND 0.4%
SOVEREIGN ISSUES 0.4%
Republic of Poland Government International Bonds
4.875% due 02/12/2030		$200	206
4.875% due 10/04/2033		300	306
5.375% due 02/12/2035		200	208

Total Poland (Cost $696)			720

QATAR 0.1%
CORPORATE BONDS & NOTES 0.1%
QatarEnergy 2.250% due 07/12/2031		$200	180

Total Qatar (Cost $199)			180

REPUBLIC OF KOREA 0.2%
SOVEREIGN ISSUES 0.2%
Korea Housing Finance Corp. 2.765% due 09/02/2030	EUR	300	351

Total Republic of Korea (Cost $349)			351

ROMANIA 1.3%
SOVEREIGN ISSUES 1.3%
Romania Government International Bonds
1.750% due 07/13/2030	EUR	200	213
2.000% due 04/14/2033		450	430
5.125% due 09/24/2031		500	602
5.250% due 03/10/2030		600	738
6.250% due 09/10/2034		200	246
6.375% due 09/18/2033		100	126

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Total Romania (Cost $2,181)			2,355

SAUDI ARABIA 2.2%
CORPORATE BONDS & NOTES 0.4%
Saudi Arabian Oil Co.
3.500% due 04/16/2029		$450	440
6.375% due 06/02/2055		200	209

			649

SOVEREIGN ISSUES 1.8%
Saudi Government International Bonds
3.250% due 10/22/2030		200	191
3.375% due 03/05/2032	EUR	300	355
3.750% due 03/05/2037		300	347
5.000% due 01/16/2034		$1,800	1,844
5.375% due 01/13/2031		400	420

			3,157

Total Saudi Arabia (Cost $3,654)			3,806

SENEGAL 0.3%
SOVEREIGN ISSUES 0.3%
Senegal Government International Bonds 4.750% due 03/13/2028	EUR	700	572

Total Senegal (Cost $735)			572

SERBIA 1.4%
SOVEREIGN ISSUES 1.4%
Serbia International Bonds
1.650% due 03/03/2033	EUR	600	590
3.125% due 05/15/2027		1,400	1,639
6.000% due 06/12/2034		$300	311

Total Serbia (Cost $2,363)			2,540

SINGAPORE 0.6%
ASSET-BACKED SECURITIES 0.6%
Bayfront Iabs VII Pte. Ltd. 0.000% due 04/11/2048 «•		$1,000	1,000

Total Singapore (Cost $1,000)			1,000

SOUTH AFRICA 2.3%
SOVEREIGN ISSUES 2.3%
Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	500	26
8.000% due 01/31/2030		33,400	2,062
8.875% due 02/28/2035		28,400	1,790
Republic of South Africa Government International Bonds 5.375% due 07/24/2044		$200	171

Total South Africa (Cost $3,562)			4,049

SOUTH KOREA 0.8%
SOVEREIGN ISSUES 0.8%
Korea Treasury Bonds
1.375% due 06/10/2030	KRW	355,110	227
2.625% due 06/10/2028		1,708,930	1,177

Total South Korea (Cost $1,472)			1,404

SPAIN 1.5%
SOVEREIGN ISSUES 1.5%
Autonomous Community of Catalonia 4.220% due 04/26/2035	EUR	200	242
Spain Government Bonds
0.000% due 01/31/2028		950	1,068
3.200% due 10/31/2035		100	116
3.450% due 10/31/2034		1,090	1,307

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Total Spain (Cost $2,625)			2,733

SUPRANATIONAL 1.1%
CORPORATE BONDS & NOTES 0.5%
Asian Development Bank 6.150% due 02/25/2030	INR	86,850	947

SOVEREIGN ISSUES 0.6%
European Union 3.750% due 10/12/2045	EUR	950	1,102

Total Supranational (Cost $2,266)			2,049

SWITZERLAND 0.5%
CORPORATE BONDS & NOTES 0.5%
UBS Group AG
3.869% due 01/12/2029 •		$500	497
4.844% due 11/06/2033 •		400	401

Total Switzerland (Cost $917)			898

THAILAND 0.4%
SOVEREIGN ISSUES 0.4%
Thailand Government Bonds
2.410% due 03/17/2035	THB	6,300	214
2.500% due 11/17/2029		13,900	462

Total Thailand (Cost $600)			676

UNITED ARAB EMIRATES 0.2%
CORPORATE BONDS & NOTES 0.2%
Abu Dhabi Developmental Holding Co. PJSC 4.500% due 05/06/2030		$300	303

Total United Arab Emirates (Cost $298)			303

UNITED KINGDOM 5.1%
CORPORATE BONDS & NOTES 2.0%
Antofagasta PLC 2.375% due 10/14/2030		$400	363
HSBC Holdings PLC 5.887% due 08/14/2027 •		300	303
NatWest Group PLC 5.778% due 03/01/2035 •		550	582
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (d)		400	309
Santander U.K. Group Holdings PLC 6.534% due 01/10/2029 •		700	732
Standard Chartered PLC 6.187% due 07/06/2027 •		700	707
Vmed O2 U.K. Financing I PLC 5.625% due 04/15/2032	EUR	500	593

			3,589

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
Alba PLC 4.144% due 11/25/2042 •	GBP	84	112
Braccan Mortgage Funding PLC 4.696% due 05/17/2067 •		496	670
Newgate Funding PLC 2.700% due 12/15/2050 •	EUR	136	158

			940

SOVEREIGN ISSUES 2.6%
U.K. Gilts
4.375% due 03/07/2030	GBP	3,100	4,251
5.375% due 01/31/2056		100	139

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2025 (Unaudited)

U.K. Inflation-Linked Gilts 0.625% due 11/22/2042 (e)	268	291

		4,681

Total United Kingdom (Cost $9,105)		9,210

UNITED STATES 69.9%
ASSET-BACKED SECURITIES 2.1%
ABFC Trust 4.166% due 01/25/2037 •	$356	201
ACE Securities Corp. Home Equity Loan Trust 4.746% due 12/25/2034 •	86	80
Argent Securities Trust
4.146% due 07/25/2036 •	614	166
4.326% due 07/25/2036 •	767	207
Bear Stearns Asset-Backed Securities Trust 4.646% due 09/25/2046 •	50	49
Countrywide Asset-Backed Certificates Trust
4.286% due 09/25/2037 •	34	37
4.366% due 07/25/2036 ~	7	7
4.566% due 07/25/2034 •	3	3
Credit Suisse First Boston Mortgage Securities Corp. 4.379% due 01/25/2032 •	5	5
Credit-Based Asset Servicing & Securitization LLC 4.326% due 07/25/2037 •	150	101
First Franklin Mortgage Loan Trust 4.017% due 07/25/2034 •	9	9
GSAA Home Equity Trust 4.746% due 08/25/2037 •	5	5
GSAMP Trust
3.936% due 01/25/2037 •	122	75
4.386% due 04/25/2036 •	525	359
HSI Asset Securitization Corp. Trust 4.286% due 12/25/2036 •	468	109
JP Morgan Mortgage Acquisition Trust 4.006% due 08/25/2036 •	3	1
Massachusetts Educational Financing Authority 5.525% due 04/25/2038 •	8	8
MASTR Asset-Backed Securities Trust 4.326% due 03/25/2036 •	439	262
Merrill Lynch Mortgage Investors Trust
4.066% due 08/25/2037 •	411	203
4.366% due 04/25/2037 •	522	250
Morgan Stanley ABS Capital I, Inc. Trust
3.936% due 01/25/2037 •	437	203
3.986% due 10/25/2036 •	490	216
3.986% due 11/25/2036 •	169	81
4.066% due 11/25/2036 •	169	81
4.076% due 10/25/2036 •	641	337
Renaissance Home Equity Loan Trust 5.797% due 08/25/2036 þ	478	163
SMB Private Education Loan Trust 5.434% due 02/16/2055 •	339	342
Specialty Underwriting & Residential Finance Trust 3.671% due 02/25/2037 þ	442	142

		3,702

CORPORATE BONDS & NOTES 6.6%
Bank of America Corp. 5.511% due 01/24/2036 •	500	522
Beignet Investor LLC 6.581% due 05/30/2049	1,700	1,798
Boeing Co. 6.388% due 05/01/2031	300	326
Bristol-Myers Squibb Co. 5.100% due 02/22/2031	300	313
Citibank NA 4.838% due 08/06/2029	100	102
Credit Suisse AG AT1 Claim	400	118
CVS Pass-Through Trust 7.507% due 01/10/2032	784	832
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032	100	90
GA Global Funding Trust 2.250% due 01/06/2027	200	196
Goldman Sachs Group, Inc.
5.016% due 10/23/2035 •	400	402
5.218% due 04/23/2031 •	400	413
5.536% due 01/28/2036 •	800	831
6.484% due 10/24/2029 •	100	106
JPMorgan Chase & Co.
5.336% due 01/23/2035 •	800	829
6.087% due 10/23/2029 •	100	105

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Morgan Stanley
2.590% (EUR003M + 0.600%) due 05/04/2029 ~	EUR	400	471
3.955% due 03/21/2035 •		900	1,074
4.133% due 10/18/2029 •		$800	800
Pacific Gas & Electric Co.
2.100% due 08/01/2027		100	97
4.550% due 07/01/2030		100	100
PacifiCorp 5.450% due 02/15/2034		300	304
Philip Morris International, Inc. 5.125% due 02/13/2031		300	311
Wells Fargo & Co.
4.078% due 09/15/2029 •		380	380
4.892% due 09/15/2036 •		300	299
5.211% due 12/03/2035 •		500	511
5.389% due 04/24/2034 •		450	468

			11,798

MUNICIPAL BONDS & NOTES 0.1%
Texas Natural Gas Securitization Finance Corp. Revenue Bonds, Series 2023 5.102% due 04/01/2035		167	172

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.1%
Adjustable Rate Mortgage Trust 5.307% due 01/25/2035 ~		5	5
Banc of America Funding Trust
4.266% due 04/25/2037 •		40	34
4.268% due 04/20/2047 •		41	35
5.301% due 05/25/2035 ~		31	29
6.000% due 07/25/2037		126	109
Banc of America Mortgage Trust 6.000% due 10/25/2036		35	30
Barclays Mortgage Loan Trust 5.640% due 05/25/2065 ~		999	1,006
BCAP LLC Trust 4.266% due 05/25/2047 •		124	121
Bear Stearns ALT-A Trust
4.640% due 09/25/2035 ~		187	63
5.406% due 05/25/2035 ~		31	30
Bear Stearns ARM Trust
4.901% due 04/25/2034 ~		50	48
5.613% due 02/25/2034 ~		3	3
5.950% due 02/25/2036 •		11	10
BX Commercial Mortgage Trust 4.594% due 10/15/2036 •		268	268
Chase Home Lending Mortgage Trust 3.375% due 04/25/2065 ~		577	522
Chase Mortgage Finance Trust
4.789% due 03/25/2037 ~		98	95
4.927% due 07/25/2037 ~		19	15
CHL Mortgage Pass-Through Trust
6.000% due 02/25/2037		103	45
6.250% due 09/25/2036		191	67
CHL Reperforming Loan Trust REMICS 4.186% due 06/25/2035 •		46	45
Citigroup Mortgage Loan Trust, Inc.
4.442% due 05/25/2035 ~		14	13
4.603% due 04/25/2037 ~		84	75
Countrywide Alternative Loan Trust
3.184% due 06/25/2037 ~		87	72
4.268% due 07/20/2046 •		48	42
5.500% due 10/25/2035		12	7
5.500% due 02/25/2036		29	16
6.000% due 01/25/2037		204	168
6.000% due 02/25/2037		492	171
6.000% due 05/25/2037		421	170
6.250% due 12/25/2036 •		377	150
6.500% due 08/25/2037		307	128
8.000% due 10/25/2036		20	14
Cross Mortgage Trust 5.509% due 07/25/2070 ~		659	665
CSMC Trust 2.500% due 07/25/2056 ~		135	113
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust 6.445% due 02/25/2036 þ		140	129
GreenPoint Mortgage Pass-Through Certificates 7.033% due 10/25/2033 ~		2	2
GS Mortgage-Backed Securities Trust 2.500% due 12/25/2051 ~		146	122
GSR Mortgage Loan Trust 4.994% due 05/25/2037 ~		10	5
HarborView Mortgage Loan Trust 6.873% due 02/25/2036 ~		23	6

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Impac Secured Assets CMN Owner Trust 6.187% due 07/25/2035 ~		35	33
IndyMac INDX Mortgage Loan Trust
4.068% due 06/25/2036 ~		115	102
4.326% due 07/25/2035 •		4	4
4.373% due 12/25/2034 ~		2	2
JP Morgan Alternative Loan Trust
4.622% due 12/25/2036 ~		8	8
4.746% due 05/25/2037 ~		137	121
JP Morgan Mortgage Trust
2.500% due 12/25/2051 ~		595	500
5.323% due 10/25/2035 ~		123	92
5.555% due 02/25/2035 ~		1	1
Lehman Mortgage Trust 6.000% due 09/25/2037		54	53
Merrill Lynch Mortgage Investors Trust
4.266% due 02/25/2036 •		8	8
4.312% due 03/25/2036 ~		57	26
Morgan Stanley Mortgage Loan Trust
3.941% due 05/25/2036 ~		120	64
4.746% due 02/25/2036 •		10	10
5.124% due 09/25/2035 ~		94	22
Morgan Stanley Residential Mortgage Loan Trust 5.443% due 07/25/2070 ~		580	586
PMT Loan Trust 2.500% due 07/25/2051 ~		666	558
Prime Mortgage Trust 4.346% due 02/25/2035 •		15	15
RALI Trust
4.046% due 05/25/2037 •		219	203
4.186% due 12/25/2036 •		120	109
4.226% due 07/25/2036 •		156	147
4.246% due 11/25/2036 •		115	83
5.000% due 09/25/2036		32	25
RFMSI Trust 6.000% due 06/25/2037		11	9
STARM Mortgage Loan Trust 6.467% due 02/25/2037 ~		44	40
Structured Adjustable Rate Mortgage Loan Trust
4.062% due 04/25/2036 ~		93	48
4.166% due 10/25/2035 •		42	40
Structured Asset Mortgage Investments II Trust
4.246% due 05/25/2036 •		179	151
4.266% due 05/25/2036 •		16	11
Structured Asset Securities Corp. 4.126% due 01/25/2036 •		119	100
Structured Asset Securities Corp. Mortgage Loan Trust 4.136% due 10/25/2036 •		251	212
Thornburg Mortgage Securities Trust 4.586% due 09/25/2034 •		11	10
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~		303	278
2.710% due 01/25/2060 ~		215	208
WaMu Mortgage Pass-Through Certificates Trust
3.865% due 10/25/2036 ~		199	177
4.140% due 12/25/2036 ~		129	116
4.406% due 11/25/2045 •		41	38
4.626% due 10/25/2044 •		34	33
5.429% due 08/25/2042 •		2	2
Washington Mutual Mortgage Pass-Through Certificates Trust
4.166% due 02/25/2037 •		258	204
5.500% due 11/25/2035		52	48
6.500% due 08/25/2035		36	34

			9,179

SOVEREIGN ISSUES 1.1%
Colombia TES 1.000% due 09/18/2030	COP	8,930,600	1,942

U.S. GOVERNMENT AGENCIES 49.3%
Federal Home Loan Mortgage Corp.
6.000% due 12/01/2053 - 06/01/2054		$1,018	1,048
6.500% due 02/01/2054 - 08/01/2055		5,963	6,199
Federal Home Loan Mortgage Corp. REMICS
1.733% due 01/15/2038 ~(a)		169	9
4.673% due 01/15/2038 •		169	167
4.814% due 11/25/2054 •		811	815
5.274% due 03/25/2055 •		928	937
Federal National Mortgage Association
3.000% due 02/01/2027 - 03/01/2060		247	217
3.500% due 01/01/2059		533	487
4.000% due 01/01/2037 - 06/01/2050		247	239
4.500% due 03/01/2028 - 08/01/2041		78	79
5.000% due 08/01/2033 - 10/01/2041		52	52

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2025 (Unaudited)

5.500% due 07/01/2035 - 02/01/2041	50	52
6.000% due 06/01/2026 - 10/01/2053	317	326
6.500% due 10/01/2053 - 02/01/2055	1,893	1,968
Federal National Mortgage Association REMICS
4.389% due 06/25/2036 •	13	12
5.009% due 01/25/2051 •	343	344
5.034% due 03/25/2055 •	607	610
Government National Mortgage Association
3.000% due 01/20/2052 - 12/20/2052	1,520	1,369
3.500% due 10/20/2052 - 04/20/2055	4,263	3,897
Government National Mortgage Association REMICS
3.000% due 07/20/2046 - 05/20/2047	5	4
4.218% due 01/20/2068 •	348	347
Government National Mortgage Association, TBA
2.500% due 02/01/2056	3,700	3,191
3.000% due 01/01/2056	4,400	3,954
3.500% due 02/01/2056	3,400	3,094
6.500% due 02/01/2056	4,800	4,957
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2056	400	354
3.500% due 01/01/2041 - 03/01/2056	868	803
4.000% due 02/01/2056	865	821
4.500% due 02/01/2056	300	293
5.000% due 02/01/2056	23,800	23,714
5.500% due 02/01/2056	4,400	4,458
6.000% due 02/01/2056	9,900	10,160
6.500% due 02/01/2056 - 03/01/2056	13,100	13,628

		88,605

U.S. TREASURY OBLIGATIONS 5.6%
U.S. Treasury Bonds
3.000% due 02/15/2048 (l)	800	596
3.375% due 11/15/2048	980	776
4.875% due 08/15/2045 (l)	38	38
U.S. Treasury Inflation Protected Securities (e)
2.500% due 01/15/2029	3,261	3,366
3.875% due 04/15/2029	158	171
0.125% due 07/15/2030 (j)	635	599
0.125% due 07/15/2031	3,402	3,153
0.125% due 01/15/2032	587	537
0.625% due 07/15/2032	784	736
U.S. Treasury Notes
4.250% due 08/15/2035 (l)	120	121

		10,093

Total United States (Cost $128,180)		125,491

SHORT-TERM INSTRUMENTS 4.1%
COMMERCIAL PAPER 1.7%
Air Lease Corp. 4.220% due 01/12/2026	$250	250
Alimentation Couche-Tard, Inc. 4.110% due 01/08/2026	250	250
Crown Castle, Inc.
4.150% due 01/20/2026	1,000	998
4.150% due 01/21/2026	300	299
Edison International 4.550% due 01/05/2026	250	250
Enbridge U.S., Inc. 4.040% due 01/07/2026	250	250
Jabil, Inc.
4.130% due 01/12/2026	250	249
4.150% due 01/07/2026	250	250
Keurig Dr. Pepper, Inc. 4.270% due 01/14/2026	250	249

		3,045

	SHARES
MUTUAL FUNDS 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.850% (f)	540,237	540

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2025 (Unaudited)

		PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (h) 0.4%			701

NIGERIA TREASURY BILLS 0.5%
31.873% due 06/11/2026 - 06/29/2026 (c)(d)	NGN	1,336,080	842

SOUTH AFRICA TREASURY BILLS 1.2%
7.391% due 04/22/2026 - 08/05/2026 (c)(d)	ZAR	36,250	2,119

Total Short-Term Instruments (Cost $7,081)			7,247

Total Investments in Securities (Cost $248,399)			246,903

		SHARES
INVESTMENTS IN AFFILIATES 1.2%
SHORT-TERM INSTRUMENTS 1.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.2%
PIMCO Short-Term Floating NAV Portfolio III		228,685	2,228

Total Short-Term Instruments (Cost $2,227)			2,228

Total Investments in Affiliates (Cost $2,227)			2,228

Total Investments 138.6% (Cost $250,626)			$249,131
Financial Derivative Instruments (i)(k) (0.2)%(Cost or Premiums, net $1,125)			(389)
Other Assets and Liabilities, net (38.4)%			(68,947)

Net Assets 100.0%			$179,795

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«									Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ									Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)									Security is an Interest Only ("IO") or IO Strip.
(b)									When-issued security.
(c)									Coupon represents a weighted average yield to maturity.
(d)									Zero coupon security.
(e)									Principal amount of security is adjusted for inflation.
(f)									Coupon represents a 7-Day Yield.
(g)									RESTRICTED SECURITIES:
Issuer Description						Acquisition Date			Cost	Market Value	Market Value as Percentage of Net Assets

Drillco Holdings Luxembourg SA						06/08/2023			$715	$807	0.45%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)									REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BRC	1.980%	07/10/2025	TBD(2)	EUR	170	French Republic Government Bonds OAT 3.000% due 06/25/2049			$(194)	$200	$202
MEI	1.960	07/11/2025	TBD(2)		426	French Republic Government Bonds OAT 3.000% due 06/25/2049			(484)	501	506

Total Repurchase Agreements									$(678)	$701	$708

SHORT SALES:
Description						Coupon	Maturity Date		Principal Amount	Proceeds	Payable for Short Sales

France (0.5)%
Sovereign Issues (0.5)%
French Republic Government Bonds OAT						3.000%	06/25/2049	EUR	900	$(900)	$(875)
United States (7.6)%
U.S. Government Agencies (7.6)%
Government National Mortgage Association, TBA						3.000%	02/01/2056		$700	(630)	(628)
Uniform Mortgage-Backed Security, TBA						2.000	01/01/2041		3,900	(3,598)	(3,612)
Uniform Mortgage-Backed Security, TBA						2.000	01/01/2056		9,590	(7,784)	(7,754)
Uniform Mortgage-Backed Security, TBA						2.500	01/01/2056		475	(403)	(402)
Uniform Mortgage-Backed Security, TBA						3.500	02/01/2056		1,500	(1,385)	(1,382)

	Total United States									(13,800)	(13,778)

Total Short Sales (8.1)%										$(14,700)	$(14,653)

(1)									Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(6,109) at a weighted average interest rate of 4.374%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(i)									FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2025 (Unaudited)

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note February Futures	$111.500	01/23/2026	13	$13	$(2)	$(2)
Put - CBOE U.S. Treasury 10-Year Note February Futures	112.000	01/23/2026	3	3	(1)	(1)
Call - CBOE U.S. Treasury 10-Year Note February Futures	113.500	01/23/2026	16	16	(3)	(1)

Total Written Options	$(6)	$(4)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Bond March Futures	03/2026	23	$1,612	$0	$1	$0
Canada Government 10-Year Bond March Futures	03/2026	24	2,114	(19)	0	(5)
Euro-BTP Future March Futures	03/2026	56	7,909	(20)	0	(24)
Long Guilt March Futures	03/2026	62	7,636	51	13	(6)
U.S. Treasury 5-Year Note March Futures	03/2026	44	4,809	0	0	(5)
U.S. Treasury 10-Year Note March Futures	03/2026	36	4,048	(7)	0	(7)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	55	6,490	(81)	0	(21)
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	120	13,802	(61)	0	(22)

$(137)	$14	$(90)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond March Futures	03/2026	128	$(9,352)	$(14)	$0	$(11)
Euro-Bobl March Futures	03/2026	44	(6,006)	46	4	0
Euro-Bund March Futures	03/2026	27	(4,048)	56	7	0
Euro-Oat March Futures	03/2026	93	(13,180)	79	32	0
Euro-Schatz March Futures	03/2026	119	(14,934)	21	1	0
Japan Government 10-Year Bond March Futures	03/2026	22	(18,597)	126	41	0

$314	$85	$(11)

Total Futures Contracts	$177	$99	$(101)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-44 5-Year Index	(1.000)%	Quarterly	06/20/2030	$3,940	$(86)	$(4)	$(90)	$0	$0
CDX.IG-45 10-Year Index	(1.000)	Quarterly	12/20/2035	11,670	(89)	(12)	(101)	0	0

$(175)	$(16)	$(191)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-45 5-Year Index	1.000%	Quarterly	12/20/2030	$16,930	$373	$15	$388	$0	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.000%	Annual	06/17/2027	GBP	8,700	$(20)	$(131)	$(151)	$0	$0
Receive	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/17/2027	7,300	47	(34)	13	0	(1)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Pay(5)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/17/2028		9,700	35	97	132	3	0
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/18/2028		1,600	(6)	7	1	1	0
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/18/2031		7,500	(11)	50	39	9	0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/18/2036		4,700	9	(1)	8	0	(7)
Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/18/2056		300	7	(9)	(2)	0	(1)
Pay(5)	1-Day INR-MIBOR Compounded-OIS	5.750	Semi-Annual	03/18/2031	INR	256,350	0	(22)	(22)	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/18/2027	JPY	306,700	(11)	6	(5)	1	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Annual	09/17/2027		240,000	(3)	(4)	(7)	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/18/2030		237,000	(15)	15	0	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2032		1,377,800	(9)	(231)	(240)	0	(14)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2035		580,000	(60)	(183)	(243)	0	(8)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	09/17/2035		829,900	(39)	(236)	(275)	0	(11)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	12/17/2035		90,000	(1)	(18)	(19)	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/19/2044		493,600	(230)	(462)	(692)	0	(6)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		60,000	2	144	146	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	09/18/2054		203,600	(22)	287	265	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	12/18/2054		60,000	10	93	103	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2055		80,000	(5)	88	83	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	2.250	Annual	09/17/2055		90,000	17	49	66	2	0
Receive(5)	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	03/18/2027	SGD	12,000	14	0	14	0	(4)
Receive(5)	1-Day SGD-SIBCSORA Compounded-OIS	1.500	Semi-Annual	03/18/2031		6,480	90	20	110	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	4.020	Annual	05/15/2026		$2,400	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		14,300	141	(146)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	08/15/2026		3,300	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.940	Annual	08/22/2026		500	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		8,900	61	(86)	(25)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2027		12,300	75	(1)	74	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/17/2027		1,100	7	(3)	4	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2028		2,720	(13)	1	(12)	2	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.290	Annual	05/31/2030		3,220	1	13	14	5	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.375	Annual	05/31/2030		4,118	4	0	4	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		1,200	24	(9)	15	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		4,000	61	(8)	53	0	(7)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031		1,520	(6)	3	(3)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		4,009	(4)	(36)	(40)	7	0

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034		1,600	(5)	(14)	(19)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		6,000	409	(126)	283	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		2,600	126	(6)	120	6	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.640	Annual	08/15/2035		1,500	3	12	15	3	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.700	Annual	08/15/2035		1,500	(1)	9	8	3	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035		2,605	7	4	11	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035		600	(2)	14	12	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		2,300	(45)	52	7	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		8,140	(55)	83	28	19	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2036		1,410	(27)	5	(22)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.804	Annual	02/15/2055		600	0	40	40	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.806	Annual	02/15/2055		500	0	33	33	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.773	Annual	03/04/2055		600	0	43	43	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		620	78	24	102	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	06/25/2055		190	1	7	8	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.065	Annual	06/26/2055		390	(7)	14	7	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.960	Annual	06/27/2055		420	0	15	15	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		600	60	9	69	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.005	Annual	09/29/2055		248	(3)	10	7	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		1,700	80	40	120	6	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2056		280	6	2	8	1	0
Pay	1-Year BRL-CDI	12.970	Maturity	01/02/2029	BRL	22,900	0	(19)	(19)	0	0
Pay	1-Year BRL-CDI	13.268	Maturity	01/02/2029		27,000	0	12	12	0	0
Pay	1-Year BRL-CDI	13.402	Maturity	01/02/2029		10,200	1	(1)	0	0	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.500	Annual	09/15/2026	CHF	2,500	(19)	4	(15)	0	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027		1,600	(3)	14	11	0	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.300	Annual	02/15/2027		1,100	0	8	8	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.665	Quarterly	09/18/2030	COP	7,131,200	0	145	145	0	(3)
Pay	3-Month COP-IBR Compounded-OIS	9.650	Quarterly	12/17/2030		132,000	0	(1)	(1)	0	0
Pay	3-Month COP-IBR Compounded-OIS	9.725	Quarterly	12/17/2030		64,500	0	(1)	(1)	0	0
Pay	3-Month COP-IBR Compounded-OIS	9.788	Quarterly	12/17/2030		128,700	0	(1)	(1)	0	0
Pay	3-Month COP-IBR Compounded-OIS	9.655	Quarterly	01/24/2035		153,200	0	(3)	(3)	0	0
Pay	3-Month COP-IBR Compounded-OIS	9.820	Quarterly	01/24/2035		1,542,900	0	(24)	(24)	0	0
Pay	3-Month COP-IBR Compounded-OIS	9.695	Quarterly	11/07/2035		3,431,600	0	(64)	(64)	1	0
Receive	3-Month COP-IBR Compounded-OIS	9.329	Quarterly	12/17/2035		7,328,000	0	182	182	0	(2)
Pay(5)	3-Month KRW-KORIBOR	2.750	Quarterly	03/18/2036	KRW	1,026,080	7	(39)	(32)	0	0
Receive(5)	3-Month NZD-BBR	2.500	Semi-Annual	03/12/2028	NZD	3,200	1	18	19	0	(3)
Receive(5)	3-Month NZD-BBR	3.500	Semi-Annual	03/18/2031		7,500	(54)	81	27	0	(18)
Receive(5)	3-Month PLN-WIBOR	4.723	Annual	12/01/2035	PLN	15,000	(2)	(3)	(5)	0	(1)
Receive(5)	3-Month PLN-WIBOR	4.685	Annual	12/02/2035		4,300	0	0	0	0	0
Pay	3-Month SEK-STIBOR	2.265	Annual	01/10/2030	SEK	6,300	(3)	10	7	1	0
Pay	3-Month SEK-STIBOR	2.474	Annual	02/03/2030		7,060	0	15	15	1	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	1,700	(5)	(33)	(38)	0	0
Pay(5)	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	03/18/2031		18,000	(177)	(368)	(545)	0	(10)
Pay(5)	6-Month AUD-BBR-BBSW	3.750	Semi-Annual	03/18/2031		2,300	(6)	(47)	(53)	0	(1)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2035		200	0	(5)	(5)	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/19/2035		3,600	9	(47)	(38)	0	(5)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		700	4	(13)	(9)	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/17/2035		1,900	9	(58)	(49)	0	(3)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/17/2035		2,400	37	(67)	(30)	0	(3)
Pay(5)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/18/2036		3,500	1	(107)	(106)	0	(4)
Pay(5)	6-Month CZK-PRIBOR	4.523	Annual	12/01/2035	CZK	81,300	1	8	9	5	0
Pay(5)	6-Month CZK-PRIBOR	4.485	Annual	12/02/2035		24,200	0	1	1	1	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027	EUR	800	(3)	(9)	(12)	0	0
Pay(5)	6-Month EUR-EURIBOR	2.000	Annual	03/18/2028		4,200	(20)	(10)	(30)	0	0
Pay	6-Month EUR-EURIBOR	1.795	Annual	10/11/2029		600	0	(11)	(11)	0	0
Pay	6-Month EUR-EURIBOR	1.923	Annual	10/11/2029		2,450	0	(30)	(30)	0	(2)
Pay(5)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		12,820	63	(142)	(79)	0	(10)
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		12,700	8	(276)	(268)	0	(17)
Pay	6-Month EUR-EURIBOR	0.451	Annual	05/27/2050		500	(35)	(249)	(284)	0	(1)
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		100	7	62	69	0	0
Receive(5)	6-Month EUR-EURIBOR	2.213	Annual	03/12/2055		5,500	107	502	609	8	0
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		1,200	26	46	72	3	0
Pay	6-Month PLN-WIBOR	2.585	Annual	10/14/2029	PLN	3,500	0	(41)	(41)	1	0
Pay	CAONREPO	3.000	Semi-Annual	06/18/2027	CAD	1,700	13	(2)	11	0	0
Pay	CAONREPO	2.850	Semi-Annual	09/01/2029		2,500	(4)	18	14	0	(1)
Pay	CAONREPO	1.500	Semi-Annual	06/17/2030		1,300	(112)	62	(50)	0	(1)
Pay	CAONREPO	3.000	Semi-Annual	06/18/2030		100	1	0	1	0	0
Receive	CAONREPO	3.250	Semi-Annual	03/15/2033		1,900	30	(59)	(29)	1	0
Receive	CAONREPO	3.180	Semi-Annual	06/01/2033		2,000	(2)	(18)	(20)	1	0
Receive	CAONREPO	2.880	Semi-Annual	09/01/2033		600	0	3	3	0	0
Pay(5)	CAONREPO	3.000	Semi-Annual	03/18/2036		500	(7)	1	(6)	0	0
Receive	CAONREPO	3.250	Semi-Annual	06/21/2053		500	15	4	19	1	0

							$663	$(1,032)	$(369)	$158	$(170)

Total Swap Agreements							$861	$(1,033)	$(172)	$158	$(170)

(j)	Securities with an aggregate market value of $283 and cash of $3,760 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.
(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

AZD		01/2026			$236		JPY	36,702	$0		$(2)
BOA		01/2026		CNH	18,305		$2,618		0		(8)
		01/2026		COP	432,953		110		0		(3)
		01/2026		KRW	104,806		72		0		(1)
		01/2026		PLN	368		101		0		(2)
		01/2026		THB	1,299		40		0		(1)
		01/2026		TWD	1,496		49		1		0
		01/2026			$63		CNY	447	1		0
		01/2026			134		KRW	196,578	2		0

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2025 (Unaudited)

	01/2026		599	PLN	2,193	12	0
	01/2026		66	TRY	2,914	2	0
	01/2026		23	TWD	726	0	0
	01/2026		170	ZAR	2,842	1	0
	02/2026	ILS	376		$118	0	0
	02/2026	KRW	196,706		135	0	(1)
	03/2026	CZK	856	EUR	35	0	0
	03/2026	EUR	99	CZK	2,428	2	0
	03/2026	KZT	4,712		$9	0	0
	03/2026		$0	CNY	2	0	0
	03/2026		1,609	PEN	5,424	0	0
	04/2026	COP	175,275		$44	0	(1)
	04/2026		$31	MXN	573	0	0
	04/2026	ZAR	2,016		$115	0	(6)
BPS	01/2026	AUD	2,304		1,498	0	(40)
	01/2026	BRL	588		107	0	(1)
	01/2026	CHF	39		50	0	0
	01/2026	CNH	3,155		452	0	(1)
	01/2026	COP	448,204		118	1	0
	01/2026	EUR	1,938		2,281	3	(1)
	01/2026	ILS	929		287	0	(5)
	01/2026	INR	9,917		110	0	0
	01/2026	JPY	40,000		259	3	0
	01/2026	PLN	526		144	0	(2)
	01/2026	TWD	8,557		279	7	0
	01/2026		$106	BRL	588	1	0
	01/2026		100	CAD	137	0	0
	01/2026		3,785	CNH	26,643	37	0
	01/2026		2,946	EUR	2,501	0	(6)
	01/2026		396	IDR	6,626,618	1	0
	01/2026		50	INR	4,517	0	0
	01/2026		204	PHP	12,037	0	0
	01/2026		533	PLN	1,944	9	0
	01/2026		841	TWD	26,419	1	(2)
	01/2026		119	ZAR	1,972	0	0
	02/2026	EUR	31	RON	160	0	0
	02/2026		$380	CNY	2,685	4	0
	02/2026		112	INR	10,123	0	0
	02/2026		275	TWD	8,629	0	(1)
	03/2026	CZK	1,570	EUR	64	0	(1)
	03/2026	TWD	3,785		$122	2	0
	03/2026		$704	CNY	4,938	5	0
	03/2026		88	CZK	1,838	1	0
BRC	01/2026	DKK	5,823		$904	0	(13)
	01/2026	EUR	241	RON	1,239	2	0
	01/2026		1,239		$1,455	0	(2)
	01/2026	ILS	161		50	0	0
	01/2026	MYR	2,659		648	0	(8)
	01/2026		$530	NZD	916	0	(2)
	01/2026		38	PLN	140	1	0
	01/2026		303	TRY	13,637	12	0
	01/2026	ZAR	5,855		$338	0	(15)
	02/2026	ILS	157		49	0	(1)
	02/2026		$2,148	TRY	97,517	62	0
	03/2026		268	MXN	4,961	6	0
	03/2026		238	TRY	10,860	3	0
	04/2026	ZAR	2,058		$117	0	(6)
	07/2026		3,064		173	0	(9)
BSH	01/2026	BRL	564		102	0	0
	01/2026	GBP	2,333		3,085	0	(60)
	01/2026	JPY	186,199		1,196	7	0
	01/2026		$102	BRL	564	1	0
	01/2026		48	NZD	85	1	0
	02/2026	BRL	568		$102	0	(1)
	02/2026	PEN	3,653		1,045	0	(40)
CBK	01/2026	AUD	1,504		1,000	0	(4)
	01/2026	CAD	140		100	0	(3)
	01/2026	CNH	9,152		1,310	0	(3)
	01/2026	COP	7,737,265		1,978	0	(43)
	01/2026	EUR	1,471		1,714	0	(15)
	01/2026	JPY	70,000		516	69	0
	01/2026	NZD	207		119	0	0
	01/2026	TWD	10,314		340	12	0
	01/2026		$3,106	CNH	21,673	3	0
	01/2026		31	ILS	98	0	0
	01/2026		5,316	INR	474,045	2	(56)
	01/2026		13	PLN	48	0	0
	01/2026		492	SGD	635	2	0
	01/2026		0	THB	2	0	0
	01/2026		228	TWD	7,112	0	(1)
	02/2026	EUR	15	RON	78	0	0
	02/2026	ILS	288		$91	0	0
	02/2026	PEN	6,709		1,945	0	(47)
	02/2026		$188	CNY	1,326	2	0
	02/2026		6	TWD	202	0	0
	03/2026	CLP	956,691		$1,027	0	(37)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2025 (Unaudited)

	03/2026	HKD	5,479		707	2	0
	03/2026	PEN	5,010		1,423	0	(64)
	03/2026	TWD	4,114		132	1	0
	03/2026		$1,044	CNY	7,338	8	0
	03/2026		90	COP	348,631	0	0
	04/2026		340	VND	9,083,986	2	0
	11/2026		92	PEN	314	0	0
DUB	01/2026	EUR	105	RON	538	1	0
	01/2026	ILS	263		$82	0	(1)
	01/2026	INR	9,212		102	0	0
	01/2026	NZD	156		90	0	0
	01/2026		$52	EGP	2,569	2	0
	01/2026		28	ILS	89	0	0
	01/2026		1,837	INR	163,565	0	(21)
	01/2026		595	KRW	872,957	10	0
	01/2026	ZAR	10,433		$599	0	(30)
	02/2026	EUR	137	RON	702	1	0
	02/2026	ILS	89		$28	0	0
	02/2026		$294	HUF	96,858	1	0
	02/2026		9	TWD	273	0	0
	03/2026	KZT	2,273		$4	0	0
	03/2026		$735	CNY	5,160	5	0
	03/2026		196	CZK	4,039	0	0
	03/2026		466	KZT	258,988	33	0
	04/2026		85	EGP	4,347	4	0
	06/2026	KZT	95,926		$178	0	(2)
	07/2026	ZAR	2,249		127	0	(7)
FAR	01/2026	AUD	4,696		3,050	0	(84)
	01/2026	CHF	49		61	0	(1)
	01/2026	GBP	2,202		2,892	0	(77)
	01/2026		$1,557	CNH	10,959	15	0
	01/2026		15	ILS	47	0	0
	01/2026		3,699	MXN	68,622	103	0
	01/2026		56	NZD	99	1	0
	01/2026		707	PLN	2,593	16	0
	01/2026		116	ZAR	1,938	1	0
	01/2026	ZAR	7,235		$421	0	(16)
	02/2026	ILS	47		15	0	0
GLM	01/2026	EUR	256	RON	1,314	2	0
	01/2026	JPY	190,000		$1,411	199	0
	01/2026	MYR	256		62	0	(1)
	01/2026		$99	CHF	79	1	0
	01/2026		347	CNH	2,438	3	0
	01/2026		201	ILS	648	3	0
	01/2026		249	PLN	909	4	0
	01/2026		150	THB	4,769	2	0
	01/2026	ZAR	5,380		$312	0	(12)
	02/2026		$494	BRL	2,722	0	(1)
	02/2026		0	CNY	1	0	0
	02/2026		165	MXN	3,058	4	0
	02/2026		78	TRY	3,577	2	0
	03/2026	BRL	1		$0	0	0
	03/2026		$5,482	BRL	30,374	0	(12)
	03/2026		7	CNY	50	0	0
	03/2026		127	MXN	2,352	3	0
	04/2026		264		4,861	4	0
	08/2026	ZAR	22,246		$1,248	0	(75)
IND	03/2026	COP	686,930		180	3	0
JPM	01/2026	ILS	1,178		361	0	(9)
	01/2026	INR	9,725		109	1	0
	01/2026	KRW	1,987,974		1,385	7	0
	01/2026	MXN	237		13	0	0
	01/2026	NZD	160		93	1	0
	01/2026	PLN	1,054		288	0	(6)
	01/2026		$6,759	CNH	47,596	71	0
	01/2026		44	CNY	309	0	0
	01/2026		16	EGP	794	0	0
	01/2026		425	HKD	3,304	0	0
	01/2026		325	ILS	1,058	8	0
	01/2026		777	INR	69,237	0	(9)
	01/2026		40	NOK	407	1	0
	01/2026		281	NZD	482	0	(3)
	01/2026		576	PLN	2,119	14	0
	01/2026	ZAR	1,972		$115	0	(4)
	02/2026		$1,385	KRW	1,985,365	0	(9)
	02/2026		358	MXN	6,640	9	0
	03/2026		172		3,144	2	0
	04/2026		100		1,840	1	0
	06/2026	ZAR	1,500		$85	0	(5)
MBC	01/2026	AUD	419		277	0	(3)
	01/2026	CAD	6,124		4,351	0	(113)
	01/2026	CHF	63		79	0	0
	01/2026	GBP	727		972	0	(8)
	01/2026	JPY	164,400		1,058	8	0
	01/2026	NZD	446		257	1	0
	01/2026	SGD	5,756		4,436	0	(45)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2025 (Unaudited)

01/2026	$130	EGP	6,482	5	0
01/2026	97	EUR	83	0	0
01/2026	1,570	GBP	1,178	18	0
01/2026	35	INR	3,187	0	0
01/2026	65	JPY	10,183	0	0
01/2026	84	PLN	310	2	0
01/2026	316	THB	10,244	9	0
01/2026	35	TWD	1,120	0	0
02/2026	76	MXN	1,403	2	0
03/2026	HKD	697	$90	0	0
03/2026	MXN	1,939	107	0	0
03/2026	$72	MXN	1,316	1	0
04/2026	78	1,439	1	0
05/2026	ZAR	3,034	$174	0	(7)
MYI	01/2026	$1	JPY	203	0	0
02/2026	CZK	1,693	EUR	69	0	(1)
02/2026	ILS	581	$180	0	(2)
NGF	01/2026	$698	KRW	1,022,137	11	0
01/2026	197	TRY	8,905	7	0
02/2026	299	13,611	8	0
03/2026	238	10,909	3	0
SCX	01/2026	BRL	1,155	$215	4	0
01/2026	INR	1,821	20	0	0
01/2026	JPY	156,371	1,006	7	0
01/2026	TWD	1,622	53	2	0
01/2026	$210	BRL	1,155	1	0
01/2026	3,101	CNH	21,851	34	0
01/2026	659	IDR	11,022,340	1	0
01/2026	192	INR	17,196	0	(1)
01/2026	54	JPY	8,357	0	0
01/2026	89	TWD	2,792	0	0
03/2026	49	CNY	344	0	0
SOG	01/2026	EUR	610	RON	3,127	4	0
01/2026	23,922	$27,696	0	(429)
01/2026	JPY	540,324	3,455	3	0
01/2026	$364	RON	1,581	1	0
01/2026	261	SGD	338	2	0
02/2026	EUR	85	RON	435	0	0
02/2026	$200	EGP	9,812	3	0
02/2026	76	MXN	1,404	2	0
03/2026	CLP	478,476	$494	0	(38)
03/2026	$0	MXN	1	0	0
03/2026	1	PEN	5	0	0
SSB	01/2026	TWD	2,107	$69	2	0
UAG	01/2026	CHF	240	300	0	(4)
01/2026	PLN	402	110	0	(2)
01/2026	$287	PLN	1,040	3	0
01/2026	ZAR	10,220	$588	0	(29)
02/2026	$410	COP	1,534,656	0	(11)
02/2026	71	MXN	1,322	2	0
03/2026	CLP	1,033,388	$1,111	0	(38)

Total Forward Foreign Currency Contracts	$979	$(1,631)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC EUR versus CZK	CZK	24.200	03/11/2026	269	$1	$2
Put - OTC EUR versus CZK	24.200	03/12/2026	96	1	1
Put - OTC EUR versus HUF	HUF	375.000	03/05/2026	246	1	0
Put - OTC USD versus BRL	BRL	5.400	02/05/2026	300	4	2
Call - OTC USD versus HKD	HKD	7.800	08/14/2026	381	1	0
Call - OTC USD versus HKD	7.800	08/24/2026	597	1	0
Put - OTC USD versus KRW	KRW	1,417.000	02/11/2026	691	4	4
Put - OTC USD versus KRW	1,419.000	02/11/2026	692	4	4
Put - OTC USD versus KRW	1,419.000	02/12/2026	445	3	3
Call - OTC USD versus SGD	SGD	1.315	11/05/2026	446	3	1
GLM	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	93	0	0
JPM	Put - OTC EUR versus CZK	CZK	24.200	03/05/2026	214	1	1
Put - OTC EUR versus HUF	HUF	378.000	03/03/2026	190	1	1
Put - OTC EUR versus HUF	376.000	03/06/2026	229	1	0
MBC	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	343	0	0
Call - OTC USD versus HKD	7.800	08/24/2026	178	0	0
MYI	Put - OTC EUR versus CZK	CZK	24.200	02/10/2026	287	1	1
Put - OTC EUR versus CZK	24.100	03/13/2026	127	1	1
Put - OTC EUR versus CZK	23.900	06/02/2026	480	2	2
Put - OTC USD versus BRL	BRL	5.410	02/04/2026	500	7	3

Total Purchased Options	$37	$26

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2025 (Unaudited)

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC USD versus BRL	BRL	5.160	02/05/2026	300	$(1)	$0
Call - OTC USD versus BRL	5.690	02/05/2026	300	(4)	(2)
Call - OTC USD versus HKD	HKD	7.850	08/14/2026	381	0	0
Call - OTC USD versus HKD	7.850	08/24/2026	597	0	0
Put - OTC USD versus KRW	KRW	1,380.000	02/11/2026	691	(1)	(1)
Put - OTC USD versus KRW	1,382.000	02/11/2026	692	(2)	(1)
Put - OTC USD versus KRW	1,383.000	02/12/2026	445	(1)	(1)
Put - OTC USD versus SGD	SGD	1.237	11/05/2026	446	(3)	(4)
GLM	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	93	0	0
MBC	Call - OTC USD versus HKD	7.850	08/14/2026	343	0	0
Call - OTC USD versus HKD	7.850	08/24/2026	178	0	0
MYI	Put - OTC USD versus BRL	BRL	5.160	02/04/2026	500	(1)	0
Call - OTC USD versus BRL	5.700	02/04/2026	500	(7)	(4)

$(20)	$(13)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.622%	01/29/2026	200	$(1)	$0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.882	01/29/2026	200	(1)	(1)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.580	01/05/2026	400	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.860	01/05/2026	400	(1)	0
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.625	01/08/2026	400	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.925	01/08/2026	400	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.639	01/12/2026	600	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.919	01/12/2026	600	(1)	(1)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.498	01/05/2026	600	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.798	01/05/2026	600	(1)	(1)

$(10)	$(3)

Total Written Options	$(30)	$(16)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	South Korea Government International Bonds	(1.000)%	Quarterly	12/20/2030	0.220%	$1,000	$(36)	$0	$0	$(36)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(4)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

DUB	Petroleos Mexicanos «	4.750%	Monthly	07/06/2026	—♦	$453	$0	$4	$4	$0
GST	Indonesia Government International Bonds	1.000	Quarterly	12/20/2030	0.689	2,300	18	15	33	0

$18	$19	$37	$0

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2025 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(4)
Swap Agreements, at Value(7)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	100	$23	$1	$24	$0
CBK	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	100	22	2	24	0
JPM	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	200	46	1	47	0

$91	$4	$95	$0

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Upfront Payable/(Receivable)	Unrealized Appreciation/(Depreciation)	Asset	Liability

CBK	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.357% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/16/2027	$15,177	JPY	2,276,500	$194	$(3)	$191	$0
GLM	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.301% based on the notional amount of currency received	Floating rate equal to 1-Day GBP-SOFR based on the notional amount of currency delivered	Maturity	10/15/2045	1,655	GBP	1,244	(6)	2	0	(4)
Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.315% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/16/2027	6,361	JPY	986,000	4	(3)	1	0
Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.425% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	09/16/2031	5,646	830,000	7	3	10	0

$199	$(1)	$202	$(4)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	3-Month CNY-CNREPOFIX(2)	1.500%	Quarterly	03/18/2031	CNY	14,800	$(12)	$3	$0	$(9)
CBK	Pay	3-Month CNY-CNREPOFIX(2)	1.500	Quarterly	03/18/2031	16,800	0	(10)	0	(10)
JPM	Receive	3-Month COP-IBR Compounded-OIS	5.960	Quarterly	02/11/2029	COP	7,400	0	0	0	0
SCX	Pay	3-Month CNY-CNREPOFIX(2)	1.500	Quarterly	03/18/2031	CNY	6,700	3	(7)	0	(4)

$(9)	$(14)	$0	$(23)

Total Swap Agreements	$263	$8	$334	$(63)

(l)

Securities with an aggregate market value of $368 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)	This instrument has a forward starting effective date.
(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2025 (Unaudited)

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$43	$0	$43
Australia
Corporate Bonds & Notes	0	1,247	0	1,247
Non-Agency Mortgage-Backed Securities	0	0	1,802	1,802
Sovereign Issues	0	3,012	0	3,012
Bulgaria
Sovereign Issues	0	573	0	573
Canada
Corporate Bonds & Notes	0	2,932	0	2,932
Sovereign Issues	0	2,857	0	2,857
Cayman Islands
Asset-Backed Securities	0	4,546	0	4,546
Corporate Bonds & Notes	0	401	0	401
Chile
Sovereign Issues	0	3,219	0	3,219
China
Sovereign Issues	0	4,545	0	4,545
Colombia
Corporate Bonds & Notes	0	515	0	515
Sovereign Issues	0	4,885	0	4,885
Costa Rica
Sovereign Issues	0	602	0	602
Czech Republic
Sovereign Issues	0	283	0	283
Denmark
Corporate Bonds & Notes	0	922	0	922
Dominican Republic
Sovereign Issues	0	932	0	932
France
Corporate Bonds & Notes	0	1,127	0	1,127
Sovereign Issues	0	8,241	0	8,241
Guatemala
Sovereign Issues	0	524	0	524
Hungary
Sovereign Issues	0	1,840	0	1,840
India
Corporate Bonds & Notes	0	310	0	310
Indonesia
Sovereign Issues	0	627	0	627
Ireland
Asset-Backed Securities	0	4,105	0	4,105
Corporate Bonds & Notes	0	587	0	587
Loan Participations and Assignments	0	0	589	589
Israel
Sovereign Issues	0	1,351	0	1,351
Italy
Corporate Bonds & Notes	0	927	0	927
Sovereign Issues	0	3,454	0	3,454
Ivory Coast
Sovereign Issues	0	355	0	355
Japan
Corporate Bonds & Notes	0	3,356	0	3,356
Sovereign Issues	0	8,205	0	8,205
Kazakhstan
Corporate Bonds & Notes	0	497	0	497
Kuwait
Sovereign Issues	0	902	0	902
Luxembourg
Common Stocks	0	0	1,144	1,144
Corporate Bonds & Notes	0	954	0	954
Sovereign Issues	0	816	0	816
Malaysia
Corporate Bonds & Notes	0	356	0	356
Sovereign Issues	0	1,190	0	1,190
Mexico
Sovereign Issues	0	997	0	997
Netherlands
Corporate Bonds & Notes	0	856	0	856
Non-Agency Mortgage-Backed Securities	0	28	0	28
New Zealand
Sovereign Issues	0	204	0	204
Norway
Sovereign Issues	0	260	0	260
Peru
Corporate Bonds & Notes	0	938	0	938
Sovereign Issues	0	2,925	0	2,925
Philippines
Sovereign Issues	0	338	0	338
Poland
Sovereign Issues	0	720	0	720
Qatar
Corporate Bonds & Notes	0	180	0	180
Republic of Korea
Sovereign Issues	0	351	0	351

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Romania
Sovereign Issues	0	2,355	0	2,355
Saudi Arabia
Corporate Bonds & Notes	0	649	0	649
Sovereign Issues	0	3,157	0	3,157
Senegal
Sovereign Issues	0	572	0	572
Serbia
Sovereign Issues	0	2,540	0	2,540
Singapore
Asset-Backed Securities	0	0	1,000	1,000
South Africa
Sovereign Issues	0	4,049	0	4,049
South Korea
Sovereign Issues	0	1,404	0	1,404
Spain
Sovereign Issues	0	2,733	0	2,733
Supranational
Corporate Bonds & Notes	0	947	0	947
Sovereign Issues	0	1,102	0	1,102
Switzerland
Corporate Bonds & Notes	0	898	0	898
Thailand
Sovereign Issues	0	676	0	676
United Arab Emirates
Corporate Bonds & Notes	0	303	0	303
United Kingdom
Corporate Bonds & Notes	0	3,589	0	3,589
Non-Agency Mortgage-Backed Securities	0	940	0	940
Sovereign Issues	0	4,681	0	4,681
United States
Asset-Backed Securities	0	3,702	0	3,702
Corporate Bonds & Notes	0	11,798	0	11,798
Municipal Bonds & Notes	0	172	0	172
Non-Agency Mortgage-Backed Securities	0	9,179	0	9,179
Sovereign Issues	0	1,942	0	1,942
U.S. Government Agencies	0	88,605	0	88,605
U.S. Treasury Obligations	0	10,093	0	10,093
Short-Term Instruments
Commercial Paper	0	3,045	0	3,045
Mutual Funds	0	540	0	540
Repurchase Agreements	0	701	0	701
Nigeria Treasury Bills	0	842	0	842
South Africa Treasury Bills	0	2,119	0	2,119

$0	$242,368	$4,535	$246,903
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,228	$0	$0	$2,228

Total Investments	$2,228	$242,368	$4,535	$249,131

Short Sales, at Value - Liabilities
Sovereign Issues	0	(875)	0	(875)
U.S. Government Agencies	0	(13,778)	0	(13,778)

$0	$(14,653)	$0	$(14,653)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	99	158	0	257
Over the counter	0	1,335	4	1,339

$99	$1,493	$4	$1,596
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(46)	(229)	0	(275)
Over the counter	0	(1,710)	0	(1,710)

$(46)	$(1,939)	$0	$(1,985)

Total Financial Derivative Instruments	$53	$(446)	$4	$(389)

Totals	$2,281	$227,269	$4,539	$234,089

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2025:
Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2025 (2)

Investments in Securities, at Value
Australia

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Non-Agency Mortgage-Backed Securities	$0	$1,765	$0	$0	$0	$37	$0	$0	$1,802	$37
Ireland
Loan Participations and Assignments	540	0	0	0	0	49	0	0	589	49
Luxembourg
Common Stocks	1,277	0	0	0	0	(133)	0	0	1,144	(133)
Singapore
Asset-Backed Securities	0	1,000	0	0	0	0	0	0	1,000	0

	$1,817	$2,765	$0	$0	$0	$(47)	$0	$0	$4,535	$(47)
Financial Derivative Instruments - Assets
Over the counter	$7	$0	$(2)	$0	$0	$(1)	$0	$0	$4	$(1)

Totals	$1,824	$2,765	$(2)	$0	$0	$(48)	$0	$0	$4,539	$(48)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 12/31/2025	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Australia
Non-Agency Mortgage-Backed Securities		$1,802	Recent Transaction			Purchase Price			100.000	—
Ireland
Loan Participations and Assignments		589	Discounted Cash Flow			Discount Rate			3.939	—
Luxembourg
Common Stocks		1,144	Indicative Market Quotation			Broker Quote			$22.563	—
Singapore
Asset-Backed Securities		1,000	Recent Transaction			Purchase price			100.000	—
Financial Derivative Instruments - Assets
Over the counter		4	Indicative Market Quotation			Broker Quote			0.497	—

Total		$4,539

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 129.9% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Bonar Bonds
0.750% due 07/09/2030 þ		$147	$96
4.125% due 07/09/2035 þ		122	89

Total Argentina (Cost $158)			185

AUSTRALIA 3.4%
CORPORATE BONDS & NOTES 0.6%
Australia & New Zealand Banking Group Ltd. 4.675% due 06/15/2026		$3,600	3,613
Canadian Imperial Bank of Commerce 4.082% (BBSW3M + 0.370%) due 09/14/2026 ~	AUD	3,200	2,135
Commonwealth Bank of Australia 5.071% due 09/14/2028		$2,600	2,690
National Australia Bank Ltd. 5.134% due 11/28/2028		2,600	2,700

			11,138

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.9%
Project Cashmere 4.543% due 12/30/2057 «(b)	AUD	26,000	17,351

SOVEREIGN ISSUES 1.9%
Australia Government Bonds
1.750% due 06/21/2051		250	85
2.500% due 05/21/2030		2,300	1,429
New South Wales Treasury Corp.
1.750% due 03/20/2034		4,400	2,277
2.000% due 03/08/2033		3,300	1,811
4.750% due 09/20/2035		1,600	1,026
Queensland Treasury Corp.
1.500% due 08/20/2032		14,400	7,762
1.750% due 07/20/2034		3,400	1,729
2.000% due 08/22/2033		2,400	1,291
4.500% due 08/22/2035		3,200	2,001
5.250% due 07/21/2036		6,900	4,535
Treasury Corp. of Victoria
2.000% due 09/17/2035		11,300	5,617
2.250% due 09/15/2033		4,300	2,348
4.250% due 12/20/2032		3,200	2,047

			33,958

Total Australia (Cost $61,599)			62,447

BRAZIL 1.7%
SOVEREIGN ISSUES 1.7%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2026 (e)	BRL	178,200	31,458

Total Brazil (Cost $31,959)			31,458

BULGARIA 0.3%
SOVEREIGN ISSUES 0.3%
Bulgaria Government International Bonds
3.375% due 07/18/2035	EUR	2,000	2,311
4.125% due 07/18/2045		2,100	2,372

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

Total Bulgaria (Cost $4,693)			4,683

CANADA 3.8%
CORPORATE BONDS & NOTES 1.7%
Bank of Nova Scotia 4.299% due 03/20/2028		$7,400	7,498
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	1,000	1,168
Royal Bank of Canada
4.465% (BBSW3M + 0.730%) due 06/30/2026 ~	AUD	3,500	2,341
4.709% (SOFRINDX + 0.880%) due 08/06/2029 ~		$4,700	4,707
4.851% due 12/14/2026		2,400	2,425
Toronto-Dominion Bank
4.682% (BBSW3M + 0.970%) due 09/15/2028 ~	AUD	6,300	4,248
4.701% due 06/05/2027		$4,800	4,817
4.814% due 07/16/2027		4,600	4,678

			31,882

SOVEREIGN ISSUES 2.1%
Canada Government Bonds
3.000% due 06/01/2034	CAD	18,100	12,890
3.250% due 12/01/2033		14,500	10,550
4.000% due 03/01/2029		18,700	14,128
Canada Government Real Return Bonds 1.500% due 12/01/2044 (f)		572	396

			37,964

Total Canada (Cost $69,316)			69,846

CAYMAN ISLANDS 3.4%
ASSET-BACKED SECURITIES 2.9%
522 Funding CLO Ltd. 5.186% due 10/20/2031 •		$276	276
AMMC CLO 24 Ltd. 5.084% due 01/20/2035 •		2,300	2,301
Arbor Realty Commercial Real Estate Notes Ltd. 5.434% due 01/15/2037 •		929	935
Atlantic Avenue Ltd. 5.144% due 01/20/2035 •		3,900	3,904
Atlas Senior Loan Fund XV Ltd. 5.080% due 10/23/2032 •		3,519	3,522
Atlas Senior Loan Fund XVIII Ltd. 4.994% due 01/18/2035 •		2,700	2,700
Bain Capital Credit CLO Ltd.
5.010% due 10/23/2034 •		2,500	2,501
5.124% due 07/16/2034 •		2,100	2,102
5.124% due 07/19/2034 •		3,500	3,502
CIFC Funding Ltd. 5.077% due 10/24/2030 •		327	327
Crown Point CLO 7 Ltd. 5.114% due 10/20/2031 •		244	244
Gallatin CLO VIII Ltd. 5.256% due 07/15/2031 •		843	843
GPMT Ltd.
5.198% due 12/15/2036 •		1,395	1,398
5.349% due 07/16/2035 •		138	138
ICG U.S. CLO Ltd. 5.152% due 04/17/2034 •		1,726	1,728
Madison Park Funding XLVI Ltd. 4.905% due 10/15/2034 •		4,200	4,197
Madison Park Funding XXXIX Ltd. 5.107% due 10/22/2034 •		2,300	2,303
MF1 Ltd. 4.929% due 10/16/2036 •		541	540
Navesink CLO 2 Ltd. 0.000% due 01/15/2036 •(b)		3,000	3,000
Newark BSL CLO 2 Ltd. 5.090% due 07/25/2030 •		137	137
Parallel Ltd. 5.015% due 07/15/2034 •		4,100	4,092
Post CLO Ltd. 4.985% due 10/15/2034 •		3,800	3,800
Sound Point CLO XVIII Ltd. 5.266% due 01/21/2031 •		32	32
TCW CLO AMR Ltd. 5.151% due 08/16/2034 •		4,000	4,003
Tralee CLO V Ltd. 4.964% due 10/20/2034 •		3,700	3,699
TRTX Issuer Ltd. 5.386% due 02/15/2039 •		1,303	1,301

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

Venture XXIX CLO Ltd. 5.103% due 09/07/2030 •		64	64

			53,589

CORPORATE BONDS & NOTES 0.5%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		758	736
Foxconn Far East Ltd. 1.875% due 08/25/2028		4,300	3,991
Gaci First Investment Co. 5.250% due 01/29/2034		1,400	1,439
Kona Spc Ltd. 5.718% due 09/15/2026 «•	EUR	1,400	1,651
Sands China Ltd. 5.400% due 08/08/2028		$800	816

			8,633

SOVEREIGN ISSUES 0.0%
KSA Sukuk Ltd. 5.268% due 10/25/2028		500	515

Total Cayman Islands (Cost $62,677)			62,737

CHILE 0.1%
SOVEREIGN ISSUES 0.1%
Chile Government International Bonds 4.850% due 01/22/2029		$1,000	1,023

Total Chile (Cost $999)			1,023

CHINA 0.0%
SOVEREIGN ISSUES 0.0%
China Development Bank
2.630% due 01/08/2034	CNY	600	90
2.820% due 05/22/2033		600	91
China Government Bonds 1.650% due 05/15/2035		1,000	140

Total China (Cost $317)			321

COSTA RICA 0.2%
SOVEREIGN ISSUES 0.2%
Costa Rica Government International Bonds 5.500% due 11/21/2030	EUR	2,750	3,314

Total Costa Rica (Cost $3,202)			3,314

DENMARK 1.2%
CORPORATE BONDS & NOTES 1.2%
DLR Kredit AS 1.000% due 01/01/2027	DKK	6,100	951
Jyske Realkredit AS
1.000% due 01/01/2027		29,009	4,521
Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053		1,426	183
Nykredit Realkredit AS
1.000% due 04/01/2026		38,100	5,985
1.500% due 10/01/2053		8,264	1,047
Realkredit Danmark AS
1.000% due 04/01/2026		7,600	1,193
1.000% due 01/01/2027		44,548	6,944
1.500% due 10/01/2053		1,514	192

Total Denmark (Cost $20,177)			21,016

FRANCE 5.9%
CORPORATE BONDS & NOTES 0.3%
BNP Paribas SA
5.738% due 02/20/2035 •		$1,100	1,155
5.786% due 01/13/2033 •		1,000	1,051
BPCE SA 6.612% due 10/19/2027 •		2,200	2,242

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

Credit Agricole SA 6.316% due 10/03/2029 •		1,800	1,899

			6,347

SOVEREIGN ISSUES 5.6%
Caisse des Depots et Consignations 4.250% due 02/28/2028	GBP	6,700	9,080
French Republic Government Bonds OAT
0.750% due 02/25/2028	EUR	16,400	18,650
2.750% due 10/25/2027		15,000	17,784
2.750% due 02/25/2030		48,100	56,679

			102,193

Total France (Cost $98,736)			108,540

GERMANY 0.1%
CORPORATE BONDS & NOTES 0.1%
Deutsche Bank AG 5.706% due 02/08/2028 •		$1,600	1,626

Total Germany (Cost $1,600)			1,626

HUNGARY 0.0%
SOVEREIGN ISSUES 0.0%
Hungary Government International Bonds 5.375% due 09/26/2030		$100	103

Total Hungary (Cost $100)			103

IRELAND 3.6%
ASSET-BACKED SECURITIES 3.4%
ARES European CLO XIV DAC 3.040% due 10/21/2034 •	EUR	2,055	2,418
Bain Capital Euro CLO DAC 3.265% due 01/22/2038 •		2,700	3,176
Barings Euro CLO DAC 0.000% due 08/15/2039 •(b)		1,200	1,410
BlackRock European CLO III DAC 2.884% due 07/19/2035 •		2,500	2,933
Bosphorus CLO VI DAC 2.897% due 05/25/2034 •		3,968	4,665
Cairn CLO VII DAC 2.736% due 01/31/2030 •		794	934
Capital Four CLO I DAC 3.029% due 10/15/2034 •		2,600	3,060
CVC Cordatus Loan Fund XXIV DAC 3.266% due 10/23/2034 •		640	754
CVC Cordatus Opportunity Loan Fund-R DAC 2.904% due 08/15/2033 •		918	1,077
Dryden 27 R Euro CLO DAC 2.686% due 04/15/2033 •		439	516
Grosvenor Place CLO DAC 3.383% due 08/15/2039 •		1,400	1,645
Hayfin Emerald CLO X DAC 3.251% due 10/18/2039 •		3,600	4,235
Hayfin Emerald CLO XIV DAC 3.225% due 01/22/2039 •		6,200	7,292
MV Credit Euro CLO III DAC 3.364% due 02/15/2038 •		3,900	4,583
Palmer Square European Loan Funding DAC
3.034% due 05/15/2033 •		1,508	1,772
3.047% due 07/15/2035 •		3,900	4,584
Penta CLO 9 DAC 2.915% due 07/25/2036 •		3,100	3,643
Rockford Tower Europe CLO DAC
3.026% due 01/24/2035 •		2,900	3,412
3.326% due 08/29/2036 •		4,100	4,822
Sculptor European CLO VI DAC 3.059% due 10/15/2034 •		4,700	5,529

			62,460

CORPORATE BONDS & NOTES 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.000% due 10/29/2028		$550	533

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Panama Government International Bonds 3.837% (EUR006M + 1.750%) due 03/05/2027 «~	EUR	2,600	3,062

Total Ireland (Cost $62,540)			66,055

ISRAEL 0.5%
SOVEREIGN ISSUES 0.5%
Israel Government International Bonds
4.500% due 01/17/2033		$600	590
5.375% due 02/19/2030		1,600	1,657
5.500% due 03/12/2034 (j)		3,700	3,838
5.625% due 02/19/2035		2,200	2,300

Total Israel (Cost $8,149)			8,385

ITALY 2.2%
CORPORATE BONDS & NOTES 0.1%
Banca Monte dei Paschi di Siena SpA 0.875% due 10/08/2027	EUR	1,200	1,397

SOVEREIGN ISSUES 2.1%
Cassa Depositi e Prestiti SpA
4.375% due 10/01/2030		$3,700	3,719
5.750% due 05/05/2026		1,400	1,408
Italy Buoni Poliennali Del Tesoro 2.100% due 08/26/2027	EUR	26,800	31,455
Republic of Italy Government International Bonds 6.000% due 08/04/2028	GBP	600	839

			37,421

Total Italy (Cost $38,959)			38,818

JAPAN 3.3%
CORPORATE BONDS & NOTES 0.6%
Mitsubishi UFJ Financial Group, Inc. 4.527% due 09/12/2031 •		$3,200	3,218
Nomura Holdings, Inc. 2.329% due 01/22/2027		600	590
NTT Finance Corp. 5.059% (SOFRRATE + 1.080%) due 07/16/2028 ~		3,900	3,941
Sumitomo Mitsui Trust Bank Ltd. 4.533% (SOFRRATE + 0.750%) due 09/11/2028 ~		2,400	2,409

			10,158

SOVEREIGN ISSUES 2.7%
Development Bank of Japan, Inc. 4.000% due 08/28/2027		2,700	2,711
Japan Government CPI-Linked Bonds
0.100% due 03/10/2028 (f)	JPY	1,216,399	7,901
0.100% due 03/10/2029 (f)		394,772	2,562
Japan Government Five Year Bonds 0.400% due 06/20/2029		450,000	2,780
Japan Government Forty Year Bonds 2.200% due 03/20/2064		572,300	2,660
Japan Government Thirty Year Bonds
0.700% due 12/20/2048		201,000	773
0.700% due 06/20/2051		30,000	105
1.300% due 06/20/2052		50,000	204
2.200% due 06/20/2054		54,150	272
2.300% due 12/20/2054		509,400	2,612
2.400% due 03/20/2055		447,000	2,344
Japan Government Twenty Year Bonds
0.400% due 06/20/2040		1,070,000	5,063
2.000% due 12/20/2044		580,000	3,222
2.400% due 03/20/2045		892,000	5,272

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

Japan Government Two Year Bonds 0.100% due 01/01/2026		1,550,000	9,895

			48,376

Total Japan (Cost $67,516)			58,534

JERSEY, CHANNEL ISLANDS 0.0%
ASSET-BACKED SECURITIES 0.0%
Saranac CLO VI Ltd. 5.125% due 08/13/2031 •		$230	230

Total Jersey, Channel Islands (Cost $230)			230

KAZAKHSTAN 0.1%
SOVEREIGN ISSUES 0.1%
Development Bank of Kazakhstan JSC 18.400% due 10/16/2028	KZT	831,000	1,703

Total Kazakhstan (Cost $1,534)			1,703

KUWAIT 0.5%
SOVEREIGN ISSUES 0.5%
Kuwait International Government Bonds
4.016% due 10/09/2028		$4,100	4,111
4.136% due 10/09/2030		2,000	2,004
4.652% due 10/09/2035		3,000	3,003

Total Kuwait (Cost $9,100)			9,118

LUXEMBOURG 0.6%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Project Fenno
TBD% - 4.352% (EUR003M + 2.350%) due 07/10/2028 «~(h)	EUR	838	990
TBD% - 4.352% (EUR003M + 2.350%) due 07/10/2028 «~µ(h)		296	350

			1,340

SOVEREIGN ISSUES 0.5%
Eagle Funding Luxco SARL 5.500% due 08/17/2030		$8,800	8,975

Total Luxembourg (Cost $10,095)			10,315

MALAYSIA 0.1%
CORPORATE BONDS & NOTES 0.0%
Petronas Capital Ltd.
4.550% due 04/21/2050		$300	265
4.800% due 04/21/2060		300	271

			536

SOVEREIGN ISSUES 0.1%
Malaysia Government Bonds 2.632% due 04/15/2031	MYR	6,000	1,432

Total Malaysia (Cost $1,892)			1,968

MEXICO 0.0%
SOVEREIGN ISSUES 0.0%
Mexico Government International Bonds 5.000% due 04/27/2051		$500	403

Total Mexico (Cost $466)			403

MULTINATIONAL 0.0%
CORPORATE BONDS & NOTES 0.0%
Preferred Term Securities XXVI Ltd./Preferred Term Securities XXVI, Inc. 4.285% (US0003M + 0.300%) due 09/22/2037 ~		$517	483

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

Total Multinational (Cost $415)			483

NETHERLANDS 0.2%
CORPORATE BONDS & NOTES 0.2%
ABN AMRO Bank NV 5.515% due 12/03/2035 •		$2,800	2,893

Total Netherlands (Cost $2,800)			2,893

NORWAY 0.1%
SOVEREIGN ISSUES 0.1%
Kommunalbanken AS 1.900% due 01/19/2027	AUD	2,200	1,433

Total Norway (Cost $1,603)			1,433

PERU 1.7%
SOVEREIGN ISSUES 1.7%
Peru Government International Bonds
5.400% due 08/12/2034	PEN	10,300	3,058
6.150% due 08/12/2032		29,700	9,535
6.900% due 08/12/2037		10,200	3,177
6.950% due 08/12/2031		48,561	16,063

Total Peru (Cost $28,004)			31,833

POLAND 0.4%
SOVEREIGN ISSUES 0.4%
Republic of Poland Government International Bonds
4.625% due 03/18/2029		$1,400	1,431
4.875% due 02/12/2030		1,000	1,031
5.125% due 09/18/2034		3,300	3,388
5.375% due 02/12/2035		700	727

Total Poland (Cost $6,367)			6,577

QATAR 0.4%
CORPORATE BONDS & NOTES 0.4%
QatarEnergy
1.375% due 09/12/2026		$6,400	6,281
2.250% due 07/12/2031		300	270

Total Qatar (Cost $6,575)			6,551

ROMANIA 0.7%
SOVEREIGN ISSUES 0.7%
Romania Government International Bonds
1.750% due 07/13/2030	EUR	800	850
2.000% due 04/14/2033		2,000	1,913
2.125% due 03/07/2028		600	693
2.875% due 04/13/2042		1,000	776
5.125% due 09/24/2031		1,900	2,287
5.250% due 03/10/2030		1,400	1,722
5.625% due 02/22/2036		1,100	1,280
6.250% due 09/10/2034		400	494
6.500% due 10/07/2045		200	234
6.625% due 09/27/2029		2,600	3,343

Total Romania (Cost $12,764)			13,592

SAUDI ARABIA 1.5%
CORPORATE BONDS & NOTES 0.3%
Saudi Arabian Oil Co.
2.250% due 11/24/2030		$200	181
4.750% due 06/02/2030		1,500	1,521
5.375% due 06/02/2035		3,200	3,302
6.375% due 06/02/2055		700	733

			5,737

SOVEREIGN ISSUES 1.2%
Saudi Government International Bonds
3.250% due 10/22/2030		200	191

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

3.375% due 03/05/2032	EUR	1,800	2,127
3.750% due 03/05/2037		500	578
4.750% due 01/18/2028		$2,400	2,434
4.750% due 01/16/2030		8,900	9,094
4.875% due 07/18/2033		1,300	1,322
5.125% due 01/13/2028		3,400	3,475
5.375% due 01/13/2031		1,900	1,994

			21,215

Total Saudi Arabia (Cost $25,987)			26,952

SERBIA 0.1%
SOVEREIGN ISSUES 0.1%
Serbia International Bonds
1.000% due 09/23/2028	EUR	700	769
2.050% due 09/23/2036		600	550
6.000% due 06/12/2034		$1,100	1,140

Total Serbia (Cost $2,586)			2,459

SLOVAKIA 0.2%
CORPORATE BONDS & NOTES 0.2%
365 bank AS 7.125% due 07/04/2028 •	EUR	3,700	4,609

Total Slovakia (Cost $4,383)			4,609

SOUTH AFRICA 2.4%
SOVEREIGN ISSUES 2.4%
Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	25,400	1,312
8.000% due 01/31/2030		118,000	7,287
8.750% due 01/31/2044		74,900	4,354
8.750% due 02/28/2048		21,900	1,276
8.875% due 02/28/2035		481,500	30,344

Total South Africa (Cost $38,437)			44,573

SPAIN 4.3%
SOVEREIGN ISSUES 4.3%
Autonomous Community of Catalonia 4.220% due 04/26/2035	EUR	300	363
Spain Government Bonds
0.010% due 01/31/2028		18,300	20,568
2.400% due 05/31/2028		12,200	14,383
2.500% due 05/31/2027		3,400	4,014
3.150% due 04/30/2035		2,000	2,334
3.450% due 10/31/2034		29,970	35,935

Total Spain (Cost $73,640)			77,597

SUPRANATIONAL 0.7%
CORPORATE BONDS & NOTES 0.1%
Inter-American Development Bank 2.500% due 04/14/2027	AUD	1,800	1,176

SOVEREIGN ISSUES 0.6%
European Union 3.750% due 10/12/2045	EUR	9,900	11,480

Total Supranational (Cost $12,862)			12,656

SWITZERLAND 0.5%
CORPORATE BONDS & NOTES 0.5%
UBS Group AG
3.091% due 05/14/2032 •		$1,100	1,022
4.194% due 04/01/2031 •		600	595
4.844% due 11/06/2033 •		3,500	3,504
5.617% due 09/13/2030 •		900	940
6.246% due 09/22/2029 •		2,600	2,738

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

Total Switzerland (Cost $8,519)			8,799

UNITED ARAB EMIRATES 0.3%
CORPORATE BONDS & NOTES 0.1%
Abu Dhabi Developmental Holding Co. PJSC
4.500% due 05/06/2030		$300	303
5.000% due 05/06/2035		900	915

			1,218

SOVEREIGN ISSUES 0.2%
Abu Dhabi Government International Bonds 5.500% due 04/30/2054		3,300	3,376

Total United Arab Emirates (Cost $4,436)			4,594

UNITED KINGDOM 8.6%
ASSET-BACKED SECURITIES 0.2%
Together Asset-Backed Securitisation 14 PLC 4.604% due 08/15/2066 ~	GBP	2,892	3,896

CORPORATE BONDS & NOTES 2.6%
Barclays PLC 4.476% due 11/11/2029 •		$3,900	3,922
HSBC Holdings PLC
3.973% due 05/22/2030 •		1,900	1,877
4.041% due 03/13/2028 •		900	899
Nationwide Building Society
5.264% due 11/10/2026		3,200	3,241
6.557% due 10/18/2027 •		2,800	2,853
NatWest Group PLC 5.076% due 01/27/2030 •		1,700	1,738
NatWest Markets PLC 4.789% due 03/21/2028		4,100	4,170
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (e)		2,500	1,931
Santander U.K. Group Holdings PLC
4.795% (SOFRINDX + 1.070%) due 09/22/2029 ~		6,200	6,201
6.534% due 01/10/2029 •		2,300	2,404
Santander U.K. PLC 4.496% due 12/12/2027		4,800	4,862
Standard Chartered PLC
2.608% due 01/12/2028 •		900	886
6.750% due 02/08/2028 •		4,900	5,037
Vmed O2 U.K. Financing I PLC
5.625% due 04/15/2032	EUR	5,300	6,283
6.750% due 01/15/2033		$500	496

			46,800

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Project Alpha Investindustrial 4.150% (EUR003M + 2.100%) due 02/27/2026 «~(h)	EUR	284	333
Project Nova 7.080% due 08/31/2026 «~		$400	400

			733

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.5%
Atlas Funding PLC 4.591% due 07/20/2062 •	GBP	2,584	3,487
Braccan Mortgage Funding PLC 4.696% due 05/17/2067 •		3,669	4,958
Cheshire PLC 0.000% due 06/28/2048 •		3,200	4,312
Eurohome U.K. Mortgages PLC 4.050% due 06/15/2044 •		89	120
Eurosail-U.K. PLC 4.851% due 06/13/2045 •		138	186
Newgate Funding PLC
4.900% due 12/15/2050 •		253	337
5.150% due 12/15/2050 •		126	165
Resloc U.K. PLC 4.060% due 12/15/2043 •		609	800
Stratton Mortgage Funding PLC
4.641% due 06/28/2050 •		1,044	1,408
4.891% due 06/20/2060 •		4,630	6,248
Towd Point Mortgage Funding 3 PLC 5.248% due 02/20/2054 •		2,084	2,819

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

Tower Bridge Funding PLC 4.728% due 05/20/2066 •	2,069	2,793

		27,633

SOVEREIGN ISSUES 4.3%
U.K. Gilts
1.250% due 07/31/2051	3,300	1,976
4.375% due 03/07/2030	51,900	71,171
5.375% due 01/31/2056	3,300	4,581

		77,728

Total United Kingdom (Cost $154,859)		156,790

UNITED STATES 73.2%
ASSET-BACKED SECURITIES 2.1%
ACE Securities Corp. Home Equity Loan Trust 4.746% due 08/25/2035 •	$968	971
Amortizing Residential Collateral Trust 4.546% due 10/25/2031 •	1	1
AMRESCO Residential Securities Corp. Mortgage Loan Trust 4.786% due 06/25/2029 •	6	6
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 4.606% due 02/25/2036 •	769	635
Citigroup Mortgage Loan Trust, Inc.
4.166% due 12/25/2036 •	358	203
4.206% due 01/25/2037 •	1,515	1,132
4.366% due 03/25/2036 •	635	588
4.836% due 07/25/2035 •	1,867	1,813
Countrywide Asset-Backed Certificates Trust
4.106% due 12/25/2036 •	476	447
4.126% due 06/25/2037 •	345	324
4.126% due 06/25/2047 •	373	343
4.246% due 06/25/2037 •	1,183	1,214
4.586% due 08/25/2047 •	184	182
Credit Suisse First Boston Mortgage Securities Corp. 4.379% due 01/25/2032 •	1	1
First Franklin Mortgage Loan Trust
3.961% due 07/25/2036 •	580	559
4.791% due 03/25/2035 •	240	265
GSAMP Trust
3.401% due 11/25/2034 •	158	154
4.326% due 09/25/2036 •	3,072	1,066
4.346% due 05/25/2046 •	1,213	1,177
4.366% due 02/25/2046 •	38	36
MASTR Asset-Backed Securities Trust
4.326% due 06/25/2036 •	2,828	958
4.596% due 10/25/2035 •	640	635
MASTR Specialized Loan Trust 4.586% due 01/25/2037 •	794	312
Merrill Lynch Mortgage Investors Trust 4.506% due 07/25/2036 •	3,074	2,897
Morgan Stanley ABS Capital I, Inc. Trust
3.976% due 01/25/2037 •	1,547	716
3.986% due 05/25/2037 •	1,161	907
4.096% due 07/25/2036 •	119	108
4.326% due 06/25/2036 •	1,187	598
4.776% due 02/25/2035 •	2,866	2,702
4.806% due 09/25/2034 •	845	910
Morgan Stanley Home Equity Loan Trust 4.076% due 04/25/2037 •	1,095	566
Morgan Stanley Mortgage Loan Trust 6.419% due 09/25/2046 þ	1,560	316
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 4.281% due 03/25/2036 •	110	110
NovaStar Mortgage Funding Trust
4.106% due 03/25/2037 •	875	576
4.386% due 05/25/2036 •	2,796	2,747
Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ	545	164
5.731% due 11/25/2036 þ	1,934	611
Residential Asset Securities Corporation Trust 4.096% due 11/25/2036 •	3,697	3,243
Saxon Asset Securities Trust 4.156% due 09/25/2037 •	597	581
SMB Private Education Loan Trust
1.290% due 07/15/2053	380	364
4.965% due 07/15/2053 •	106	106
5.434% due 02/16/2055 •	919	929
Soundview Home Loan Trust
4.346% due 11/25/2036 •	1,395	1,338
4.406% due 05/25/2036 •	256	252
4.796% due 10/25/2037 •	1,041	823

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

Specialty Underwriting & Residential Finance Trust 4.146% due 06/25/2037 •		310	186
Structured Asset Investment Loan Trust
4.191% due 07/25/2036 •		853	498
4.526% due 01/25/2033 •		251	251
4.746% due 09/25/2034 •		32	31
Structured Asset Securities Corp. 4.430% due 02/25/2035 •		1,756	1,908
Terwin Mortgage Trust 4.786% due 11/25/2033 •		24	22

			37,482

CORPORATE BONDS & NOTES 5.1%
Bank of America Corp.
5.468% due 01/23/2035 •		1,500	1,563
5.511% due 01/24/2036 •		1,500	1,565
Beignet Investor LLC 6.581% due 05/30/2049		17,200	18,187
Boeing Co. 6.298% due 05/01/2029		1,000	1,062
British Airways Pass-Through Trust 3.350% due 12/15/2030		1,058	1,030
Citigroup, Inc. 2.125% due 09/10/2026	EUR	5,600	6,584
CommonSpirit Health 4.975% due 09/01/2035		$3,200	3,164
Credit Suisse AG AT1 Claim		1,700	501
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		200	180
F&G Global Funding 5.065% (SOFRRATE + 1.325%) due 09/08/2028 ~		4,100	4,127
Ford Motor Credit Co. LLC 3.815% due 11/02/2027		400	394
GA Global Funding Trust 2.250% due 01/06/2027		600	589
GLP Capital LP/GLP Financing II, Inc. 5.300% due 01/15/2029		700	713
Goldman Sachs Group, Inc. 5.536% due 01/28/2036 •		3,200	3,323
HPS Corporate Lending Fund 4.900% due 09/11/2028		4,000	3,980
JPMorgan Chase & Co.
4.505% due 10/22/2028 •		3,200	3,232
5.040% due 01/23/2028 •		2,900	2,931
5.140% due 01/24/2031 •		3,100	3,205
Kraton Corp. 5.000% due 07/15/2027		2,300	2,336
Lehman Brothers Holdings, Inc. 1.000% due 05/27/2049 ^(c)		1,200	0
Morgan Stanley
0.406% due 10/29/2027 •	EUR	4,300	4,975
3.955% due 03/21/2035 •		2,100	2,505
5.164% due 04/20/2029 •		$2,300	2,353
Morgan Stanley Private Bank NA 4.754% (SOFRRATE + 0.770%) due 07/06/2028 ~		3,900	3,909
ONEOK, Inc. 4.250% due 09/24/2027		1,900	1,907
Pacific Gas & Electric Co.
2.100% due 08/01/2027		100	97
4.000% due 12/01/2046		100	75
4.250% due 03/15/2046		100	79
4.300% due 03/15/2045		100	80
4.550% due 07/01/2030		500	498
PacifiCorp 5.100% due 02/15/2029		1,100	1,123
Philip Morris International, Inc.
4.875% due 02/13/2029		1,000	1,024
5.125% due 02/13/2031		1,000	1,037
Wells Fargo & Co.
4.078% due 09/15/2029 •		4,100	4,097
4.603% (SOFRRATE + 0.880%) due 09/15/2029 ~		4,000	4,005
5.211% due 12/03/2035 •		3,100	3,168
5.244% due 01/24/2031 •		1,200	1,243
5.499% due 01/23/2035 •		1,700	1,775

			92,616

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Alfa-Bank CJSC 6.330% due 10/21/2026 «~(h)		324	324
Dorchester LLC 4.349% (EUR003M + 2.300%) due 01/04/2027 «~(h)	EUR	700	823
Pantheon Senior Debt Secondaries III 6.026% due 03/26/2026 «~(h)		$500	500

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

Project Hudson II 7.730% due 05/29/2026 «~	600	605

		2,252

MUNICIPAL BONDS & NOTES 0.0%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.655% due 04/01/2057	369	402
Texas Natural Gas Securitization Finance Corp. Revenue Bonds, Series 2023 5.102% due 04/01/2035	419	430

		832

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.1%
American Home Mortgage Assets Trust 4.036% due 05/25/2046 •	67	61
American Home Mortgage Investment Trust 6.500% due 03/25/2047 þ	823	489
Banc of America Mortgage Trust 5.316% due 06/25/2035 ~	17	15
Barclays Mortgage Loan Trust 5.640% due 05/25/2065 ~	9,989	10,063
Bayview MSR Opportunity Master Fund Trust 3.000% due 11/25/2051 ~	1,563	1,368
BCAP LLC Trust 4.727% due 01/26/2047 •	6	6
Bear Stearns ALT-A Trust
4.159% due 08/25/2036 ~	81	36
4.166% due 02/25/2034 •	10	9
4.668% due 11/25/2035 ~	116	88
5.406% due 05/25/2035 ~	2	2
Bear Stearns ARM Trust
4.000% due 05/25/2034 ~	1	1
4.050% due 09/25/2034 ~	13	12
4.203% due 05/25/2047 ~	45	40
5.014% due 08/25/2033 ~	1	1
5.717% due 11/25/2034 ~	1	1
5.741% due 10/25/2033 ~	1	1
6.811% due 05/25/2034 ~	2	2
Bear Stearns Structured Products, Inc. Trust 5.000% due 01/26/2036 ~	21	15
Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~	932	845
3.250% due 09/25/2063 ~	926	837
3.375% due 04/25/2065 ~	3,076	2,786
Chase Mortgage Finance Trust 4.927% due 07/25/2037 ~	32	25
Chevy Chase Funding LLC Mortgage-Backed Certificates 3.996% due 01/25/2036 •	357	347
CHL Mortgage Pass-Through Trust
4.246% due 04/25/2046 •	124	114
4.386% due 04/25/2046 •	3,246	930
4.606% due 09/25/2034 •	5	4
6.000% due 07/25/2036	704	329
CHL Reperforming Loan Trust REMICS 4.186% due 06/25/2035 •	19	18
Citigroup Mortgage Loan Trust, Inc.
2.500% due 05/25/2051 ~	1,251	1,048
4.349% due 08/25/2036 •	4,881	1,944
4.457% due 09/25/2037 ~	46	43
4.829% due 08/25/2035 ~	262	243
Countrywide Alternative Loan Trust
4.196% due 05/25/2037 •	77	23
4.266% due 07/25/2046 •	632	589
4.268% due 07/20/2046 •	60	52
4.406% due 02/25/2037 •	92	77
4.506% due 09/25/2035 •	154	113
4.671% due 11/25/2035 ~	54	50
4.735% due 02/25/2037 ~	13	12
5.250% due 06/25/2035	5	4
5.279% due 11/25/2047 •	263	238
5.529% due 11/25/2035 •	10	9
6.069% due 11/25/2035 •	3	3
6.250% due 12/25/2036	2,201	880
6.250% due 08/25/2037	16	7
6.500% due 06/25/2036	38	17
Cross Mortgage Trust 5.549% due 12/25/2069 ~	2,558	2,579
CSMC Mortgage-Backed Trust 6.079% due 04/25/2037 þ	126	35
CSMC Trust 2.500% due 07/25/2056 ~	270	227
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust 4.126% due 07/25/2047 •	225	214
Ellington Financial Mortgage Trust 5.596% due 06/25/2070 ~	4,318	4,361

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

GreenPoint Mortgage Funding Trust 4.386% due 11/25/2045 •	3	3
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	365	306
3.000% due 09/25/2052 ~	3,472	3,044
GSC Capital Corp. Mortgage Trust 4.206% due 05/25/2036 •	655	644
GSMPS Mortgage Loan Trust 4.196% due 01/25/2036 •	1,235	1,000
GSR Mortgage Loan Trust
4.410% due 06/25/2034 ~	3	3
5.880% due 03/25/2033 •	1	1
6.449% due 01/25/2035 ~	3	3
HarborView Mortgage Loan Trust
4.528% due 06/20/2035 •	9	8
4.879% due 12/19/2036 •	36	34
Impac CMB Trust 4.566% due 10/25/2034 •	29	29
IndyMac INDX Mortgage Loan Trust 3.983% due 09/25/2035 ~	28	23
JP Morgan Mortgage Trust
3.000% due 01/25/2052 ~	3,142	2,749
3.000% due 03/25/2052 ~	3,120	2,738
3.000% due 04/25/2052 ~	2,979	2,618
3.000% due 05/25/2052 ~	3,967	3,484
5.567% due 10/25/2035 ~	3	2
5.869% due 11/25/2033 ~	1	1
6.000% due 06/25/2037	1,390	528
JP Morgan Seasoned Mortgage Trust 4.377% due 01/25/2063 ~	2,691	2,592
Lehman XS Trust 4.256% due 08/25/2046 •	985	907
Luminent Mortgage Trust 4.226% due 05/25/2046 •	845	752
Manhattan West Mortgage Trust 2.130% due 09/10/2039	2,000	1,925
MASTR Alternative Loan Trust
4.246% due 03/25/2036 •	43	4
6.000% due 02/25/2036	498	205
Merrill Lynch Mortgage Investors Trust
5.348% due 02/25/2036 ~	24	23
6.041% due 02/25/2033 ~	1	1
7.000% due 05/25/2033 ~	4	4
Morgan Stanley Mortgage Loan Trust 6.201% due 02/25/2047 þ	140	47
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	867	842
2.750% due 11/25/2059 ~	703	680
NYO Commercial Mortgage Trust 4.960% due 11/15/2038 •	2,300	2,298
OBX Trust
3.000% due 01/25/2052 ~	451	395
4.496% due 06/25/2057 •	173	170
6.465% due 10/25/2063 þ	1,176	1,187
7.159% due 10/25/2063 þ	1,372	1,390
PMT Loan Trust 2.500% due 07/25/2051 ~	1,628	1,363
RALI Trust
4.206% due 06/25/2046 •	272	56
5.007% due 10/25/2037 ~	245	195
5.529% due 08/25/2035 •	100	78
6.250% due 02/25/2037	1,019	852
Residential Asset Securitization Trust
4.246% due 01/25/2046 •	46	13
5.750% due 02/25/2036	707	487
Sequoia Mortgage Trust
4.248% due 07/20/2036 •	42	37
4.548% due 07/20/2033 •	7	8
Structured Adjustable Rate Mortgage Loan Trust
4.473% due 08/25/2035 ~	44	38
4.780% due 09/25/2035 ~	32	28
6.298% due 02/25/2034 ~	1	1
Structured Asset Mortgage Investments II Trust
3.966% due 08/25/2036 •	565	508
4.266% due 05/25/2036 •	24	17
4.286% due 05/25/2036 •	63	53
4.286% due 09/25/2047 •	102	93
4.426% due 07/19/2034 •	1	1
Structured Asset Securities Corp. 4.126% due 01/25/2036 •	951	799
Structured Asset Securities Corp. Mortgage Loan Trust 4.136% due 10/25/2036 •	487	410
TBW Mortgage-Backed Trust 6.130% due 01/25/2037 þ	143	33
Thornburg Mortgage Securities Trust
5.096% due 06/25/2037 •	38	36

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

5.363% due 06/25/2037 •	87	75
5.413% due 06/25/2047 •	19	18
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	807	742
2.710% due 01/25/2060 ~	515	499
2.900% due 10/25/2059 ~	2,801	2,705
Verus Securitization Trust 7.070% due 10/25/2068 þ	993	1,006
WaMu Mortgage Pass-Through Certificates Trust
4.150% due 09/25/2036 ~	104	90
4.171% due 02/27/2034 •	3	3
4.271% due 12/25/2036 ~	239	220
4.369% due 12/25/2035 ~	78	71
4.426% due 07/25/2045 •	242	233
4.466% due 01/25/2045 •	4	4
4.566% due 10/25/2045 •	281	273
5.731% due 06/25/2033 ~	1	1
Washington Mutual Mortgage Pass-Through Certificates Trust
4.969% due 07/25/2046 •	28	17
6.500% due 03/25/2036	1,183	797
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037	38	34
6.000% due 06/25/2037	64	59

		73,806

U.S. GOVERNMENT AGENCIES 53.1%
Federal Home Loan Mortgage Corp.
2.500% due 02/01/2051	515	437
3.500% due 10/01/2039	155	149
5.500% due 06/01/2053 - 08/01/2053	4,283	4,353
6.000% due 12/01/2053 - 06/01/2054	5,105	5,255
6.500% due 09/01/2053 - 05/01/2055	90,961	94,623
Federal Home Loan Mortgage Corp. REMICS
1.733% due 01/15/2038 ~(a)	125	6
4.673% due 01/15/2038 •	125	123
4.698% due 12/15/2037 •	4	4
4.814% due 11/25/2054 •	5,759	5,783
4.824% due 03/25/2055 •	2,780	2,804
4.874% due 02/25/2055 •	2,452	2,466
4.974% due 07/25/2055 •	2,819	2,830
5.274% due 03/25/2055 •	3,784	3,819
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates 5.229% due 10/25/2044 •	27	25
Federal National Mortgage Association
3.000% due 10/01/2049 - 03/01/2060	2,209	1,954
3.500% due 10/01/2034 - 01/01/2059	2,863	2,655
4.000% due 06/01/2048 - 07/01/2053	4,785	4,569
5.500% due 06/01/2053 - 07/01/2053	5,686	5,785
5.756% due 12/01/2034 •	4	5
6.000% due 06/01/2054 - 08/01/2054	8,737	8,977
6.346% due 11/01/2034 •	8	8
6.500% due 10/01/2053 - 06/01/2055	82,540	85,849
Federal National Mortgage Association Grantor Trust 6.000% due 02/25/2044	6	6
Federal National Mortgage Association REMICS
4.389% due 06/25/2036 •	9	9
4.974% due 07/25/2055 •	2,189	2,198
6.000% due 04/25/2043	6	6
6.500% due 11/25/2042	42	42
Federal National Mortgage Association REMICS Trust 6.000% due 07/25/2044	26	28
Government National Mortgage Association
3.000% due 01/20/2052 - 04/20/2052	4,013	3,615
3.500% due 05/20/2052 - 04/20/2055	113,406	103,675
5.625% due 05/20/2028 - 06/20/2030 •	5	6
Government National Mortgage Association REMICS
3.000% due 07/20/2046 - 05/20/2047	12	12
4.964% due 07/20/2066 - 11/20/2066 •	890	895
6.000% due 08/20/2034	114	115
Government National Mortgage Association, TBA
2.500% due 01/01/2056 - 02/01/2056	5,100	4,399
3.000% due 01/01/2056	44,100	39,633
6.500% due 02/01/2056	54,400	56,179
U.S. Small Business Administration 5.600% due 09/01/2028	19	19
Uniform Mortgage-Backed Security, TBA
2.000% due 01/01/2056	13,500	10,915
3.000% due 02/01/2056	13,100	11,580
5.000% due 02/01/2056	309,600	308,475
6.000% due 02/01/2056 - 03/01/2056	129,300	132,706

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

6.500% due 02/01/2056	56,700	58,940

		965,932

U.S. TREASURY OBLIGATIONS 8.7%
U.S. Treasury Bonds
1.375% due 11/15/2040 (n)	500	325
2.000% due 08/15/2051 (n)	200	115
2.250% due 08/15/2049 (l)	4,425	2,776
2.375% due 11/15/2049 (l)	1,575	1,012
3.000% due 02/15/2048 (l)(n)	3,800	2,829
3.000% due 08/15/2048 (l)(n)	1,325	982
3.375% due 11/15/2048 (l)(n)	14,500	11,477
4.125% due 08/15/2044 (l)(n)	39,575	36,333
4.500% due 11/15/2054	42,500	40,099
4.625% due 02/15/2055 (l)(n)	24,300	23,413
4.875% due 08/15/2045 (n)	542	547
U.S. Treasury Inflation Protected Securities (f)
2.500% due 01/15/2029 (l)	3,640	3,758
3.875% due 04/15/2029 (l)	2,971	3,201
0.125% due 07/15/2031 (l)	3,888	3,603
0.125% due 01/15/2032 (l)	1,997	1,825
0.375% due 07/15/2027 (l)	4,925	4,869
0.500% due 01/15/2028 (l)	5,412	5,318
0.625% due 07/15/2032 (l)	560	526
1.125% due 01/15/2033 (l)	8,089	7,764
U.S. Treasury Notes
3.500% due 02/15/2033 (n)	800	778
4.000% due 02/15/2034 (l)(n)	4,300	4,287
4.250% due 05/15/2035 (l)(n)	700	706
4.250% due 08/15/2035 (n)	800	806

		157,349

Total United States (Cost $1,342,271)		1,330,269

SHORT-TERM INSTRUMENTS 3.6%
COMMERCIAL PAPER 1.6%
Air Lease Corp. 4.220% due 01/12/2026	$1,900	1,897
AMETEK, Inc. 4.150% due 01/12/2026	400	400
Bacardi-Martini BV 4.350% due 01/29/2026	800	797
Crown Castle, Inc.
4.150% due 01/20/2026	10,650	10,625
4.150% due 01/21/2026	2,700	2,693
Edison International 4.550% due 01/05/2026	250	250
Enbridge U.S., Inc.
4.040% due 01/02/2026	1,100	1,100
4.040% due 01/07/2026	2,550	2,548
HA Sustainable Infrastructure Capital, Inc. 4.550% due 01/13/2026	850	849
Jabil, Inc.
4.130% due 01/07/2026	1,950	1,948
4.150% due 01/07/2026	1,700	1,699
4.150% due 01/12/2026	350	349
4.150% due 01/13/2026	1,700	1,697
Keurig Dr. Pepper, Inc.
4.260% due 01/05/2026	450	450
4.270% due 01/14/2026	1,900	1,897
Southern California Edison Co. 4.550% due 01/05/2026	800	800

		29,999

	SHARES
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.850% (g)	621,864	622

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

		PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (i) 0.5%			9,716

NIGERIA TREASURY BILLS 0.5%
31.832% due 06/11/2026 - 06/29/2026 (d)(e)	NGN	14,667,182	9,240

SOUTH AFRICA TREASURY BILLS 0.8%
7.387% due 04/22/2026 - 08/05/2026 (d)(e)	ZAR	237,280	13,896

U.S. TREASURY BILLS 0.2%
3.655% due 03/31/2026 - 04/21/2026 (d)(e)(n)		$3,480	3,446

Total Short-Term Instruments (Cost $65,534)			66,919

Total Investments in Securities (Cost $2,348,056)			2,362,407

		SHARES
INVESTMENTS IN AFFILIATES 4.6%
SHORT-TERM INSTRUMENTS 4.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.6%
PIMCO Short-Term Floating NAV Portfolio III		8,514,422	82,939

Total Short-Term Instruments (Cost $82,922)			82,939

Total Investments in Affiliates (Cost $82,922)			82,939

Total Investments 134.5% (Cost $2,430,978)			$2,445,346
Financial Derivative Instruments (k)(m) (0.5)%(Cost or Premiums, net $35,232)			(9,788)
Other Assets and Liabilities, net (34.0)%			(618,144)

Net Assets 100.0%			$1,817,414

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^									Security is in default.
«									Security valued using significant unobservable inputs (Level 3).
µ									All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ									Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)									Security is an Interest Only ("IO") or IO Strip.
(b)									When-issued security.
(c)									Security is not accruing income as of the date of this report.
(d)									Coupon represents a weighted average yield to maturity.
(e)									Zero coupon security.
(f)									Principal amount of security is adjusted for inflation.
(g)									Coupon represents a 7-Day Yield.
(h)									RESTRICTED SECURITIES:
Issuer Description					Coupon	Maturity Date	Acquisition Date		Cost		Market Value	Market Value as Percentage of Net Assets

Alfa-Bank CJSC					6.330%	10/21/2026	10/27/2025		$324		$324	0.02%
Dorchester LLC					4.349	01/04/2027	12/10/2027		818		823	0.04
Pantheon Senior Debt Secondaries III					6.026	03/26/2026	03/18/2025		500		500	0.03
Project Alpha Investindustrial					4.150	02/27/2026	02/28/2025		294		333	0.02
Project Fenno					0.000	07/10/2028	07/16/2025		1,316		1,340	0.07

									$3,252		$3,320	0.18%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)									REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By			Collateral (Received)		Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BRC	1.980%	07/10/2025	TBD(2)	EUR	3,494	France Government International Bonds 3.000% due 06/25/2049			$(3,971)		$4,107	$4,146
MYI	1.960	07/11/2025	TBD(2)		4,773	French Republic Government Bonds OAT 3.000% due 06/25/2049			(5,425)		5,609	5,662

Total Repurchase Agreements									$(9,396)		$9,716	$9,808

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(3)		Settlement Date		Maturity Date	Amount Borrowed(3)			Payable for Reverse Repurchase Agreements

MBC				3.550%		12/12/2025		TBD(4)	$(193)			$(194)

Total Reverse Repurchase Agreements												$(194)

SHORT SALES:
Description							Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales

France (0.5)%
Sovereign Issues (0.5)%
French Republic Government Bonds OAT							3.000%	06/25/2049	EUR	9,700	$(9,693)	$(9,424)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

Total France	(9,693)	(9,424)

United States (9.1)%
U.S. Government Agencies (9.1)%
Government National Mortgage Association, TBA	3.500%	02/01/2056	30,500	(27,681)	(27,757)
Uniform Mortgage-Backed Security, TBA	2.000	01/01/2056	5,500	4,470	0
Uniform Mortgage-Backed Security, TBA	2.000	01/01/2056	13.500	(26,402)	(26,279)
Uniform Mortgage-Backed Security, TBA	2.000	01/01/2041	16,700	(15,405)	(15,466)
Uniform Mortgage-Backed Security, TBA	2.000	01/01/2056	6,000	(4,870)	(4,852)
Uniform Mortgage-Backed Security, TBA	2.000	02/01/2056	107,000	(86,730)	(86,498)
Uniform Mortgage-Backed Security, TBA	2.500	01/01/2056	3,200	(2,717)	(2,706)
Uniform Mortgage-Backed Security, TBA	3.500	02/01/2056	7,400	(6,819)	(6,819)
Uniform Mortgage-Backed Security, TBA	4.000	02/01/2056	3,950	(3,749)	(3,745)
Uniform Mortgage-Backed Security, TBA	4.500	01/01/2056	1,700	(1,653)	(1,660)
Uniform Mortgage-Backed Security, TBA	5.500	02/01/2056	5,300	(5,355)	(5,369)

Total United States	(176,911)	(181,151)

Total Short Sales (9.6)%	$(186,604)	$(190,575)

(j)	Securities with an aggregate market value of $207 have been pledged as collateral under the terms of master agreements as of December 31, 2025.
(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(960) at a weighted average interest rate of 3.725%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Open maturity reverse repurchase agreement.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note February Futures	$111.500	01/23/2026	111	$111	$(19)	$(17)
Call - CBOE U.S. Treasury 10-Year Note February Futures	113.500	01/23/2026	111	111	(21)	(9)

Total Written Options	$(40)	$(26)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Bond March Futures	03/2026	87	$6,096	$1	$2	$(2)
Euro-BTP Future March Futures	03/2026	623	87,990	(359)	0	(264)
Long Guilt March Futures	03/2026	948	116,758	1,031	204	(89)
U.S. Treasury 5-Year Note March Futures	03/2026	1,414	154,557	(331)	0	(166)
U.S. Treasury 10-Year Note March Futures	03/2026	495	55,657	(93)	0	(100)
U.S. Treasury Long-Term Bond March Futures	03/2026	15	1,734	(14)	0	(3)
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	832	95,693	(591)	0	(156)

$(356)	$206	$(780)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond March Futures	03/2026	1,318	$(96,299)	$(183)	$0	$(110)
Canada Government 5-Year Bond March Futures	03/2026	381	(31,448)	208	55	0
Canada Government 10-Year Bond March Futures	03/2026	88	(7,752)	85	19	0
Euro-Bobl March Futures	03/2026	561	(76,583)	567	53	0
Euro-Bund March Futures	03/2026	671	(100,596)	1,342	181	0
Euro-Buxl 30-Year Bond March Futures	03/2026	12	(1,553)	25	5	0
Euro-Oat March Futures	03/2026	1,049	(148,662)	1,544	357	0
Euro-Schatz March Futures	03/2026	1,410	(176,954)	258	17	0
Japan Government 10-Year Bond March Futures	03/2026	302	(255,285)	1,736	559	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	226	(26,668)	488	85	0

$6,070	$1,331	$(110)

Total Futures Contracts	$5,714	$1,537	$(890)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Deutsche Bank	1.000%	Quarterly	12/20/2032	1.011%	EUR	1,000	$(7)	$6	$(1)	$1	$0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2026	0.432		$300	1	7	8	0	0

							$(6)	$13	$7	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-45 10-Year Index	1.000%	Quarterly		12/20/2035		$122,750	$(936)	$(132)	$(1,068)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-44 5-Year Index	1.000%	Quarterly		06/20/2030		$198,510	$3,846	$666	$4,512	$2	$0
CDX.IG-45 5-Year Index	1.000	Quarterly		12/20/2030		1,046,950	22,714	1,314	24,028	15	0

							$26,560	$1,980	$28,540	$17	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.000%	Annual	06/17/2027	GBP	79,800	$(419)	$(963)	$(1,382)	$0	$(1)
Receive	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/17/2027		3,800	22	(15)	7	0	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/17/2028		156,200	488	1,640	2,128	48	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/17/2030		5,400	15	15	30	6	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/18/2031		111,000	231	353	584	139	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		3,100	17	(25)	(8)	0	(4)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/18/2036		46,800	(229)	305	76	0	(68)
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		2,710	125	(156)	(31)	0	(7)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/18/2056		6,300	102	(152)	(50)	0	(17)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Annual	03/19/2030	JPY	830,000	(36)	(101)	(137)	0	(7)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/18/2030		930,000	59	(160)	(101)	0	(8)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	12/17/2030		10,390,000	(63)	(723)	(786)	0	(108)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2032		8,080,000	(144)	(1,456)	(1,600)	0	(94)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		5,322,900	(112)	(1,987)	(2,099)	0	(73)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	12/18/2034		200,000	7	(92)	(85)	0	(3)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2035		5,820,000	(572)	(1,855)	(2,427)	0	(79)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	09/17/2035		7,070,150	(469)	(1,870)	(2,339)	0	(96)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	12/17/2035		290,000	(4)	(59)	(63)	0	(4)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		1,830,000	25	2,465	2,490	28	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/19/2044		1,263,500	(512)	(1,257)	(1,769)	0	(15)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		90,000	67	187	254	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		145,700	51	303	354	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	09/18/2054		340,000	19	556	575	7	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	2.500	Annual	12/17/2055		2,260,000	476	518	994	57	0
Receive(6)	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	03/18/2027	SGD	102,400	116	7	123	0	(34)
Receive(6)	1-Day SGD-SIBCSORA Compounded-OIS	1.500	Semi-Annual	03/18/2031		76,032	1,053	236	1,289	0	(168)
Receive	1-Day USD-SOFR Compounded-OIS	4.020	Annual	05/15/2026		$10,300	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		44,600	144	(159)	(15)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	08/15/2026		12,200	0	(12)	(12)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		28,500	0	153	153	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		29,400	100	(183)	(83)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2027		211,950	2,656	533	3,189	68	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2027		49,900	214	86	300	0	(22)
Pay	1-Day USD-SOFR Compounded-OIS	3.981	Annual	11/30/2027		16,200	0	200	200	0	(8)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2028		1,800	(7)	(1)	(8)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030		12,900	472	(131)	341	18	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.290	Annual	05/31/2030		15,103	3	61	64	22	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.375	Annual	05/31/2030		19,680	19	0	19	28	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		121,600	1,651	(30)	1,621	0	(197)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031		700	(1)	0	(1)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		10,940	(1,002)	(292)	(1,294)	0	(20)
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	11/15/2032		58,000	(230)	(1,560)	(1,790)	0	(106)
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		1,800	(7)	75	68	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		1,750	(6)	(5)	(11)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		3,650	(12)	(12)	(24)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		1,800	(5)	(12)	(17)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		3,800	(10)	(34)	(44)	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		22,700	888	162	1,050	51	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.640	Annual	08/15/2035		3,700	7	31	38	8	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.700	Annual	08/15/2035		3,800	(3)	24	21	9	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035		6,372	16	12	28	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		29,000	(554)	644	90	67	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		70,920	(501)	745	244	165	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2036		800	(13)	0	(13)	2	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		200	1	15	16	1	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053		9,300	130	130	260	31	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.075	Annual	11/15/2053		8,528	63	85	148	29	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		13,170	1,651	375	2,026	41	0
Receive	1-Day USD-SOFR Compounded-OIS	3.955	Annual	11/15/2054		1,900	0	69	69	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2054		5,200	0	150	150	18	0
Receive	1-Day USD-SOFR Compounded-OIS	4.111	Annual	11/15/2054		8,030	0	76	76	28	0
Receive	1-Day USD-SOFR Compounded-OIS	4.117	Annual	11/15/2054		3,400	0	29	29	12	0
Receive	1-Day USD-SOFR Compounded-OIS	4.130	Annual	11/15/2054		5,270	0	34	34	18	0
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	02/15/2055		9,900	0	721	721	33	0
Receive	1-Day USD-SOFR Compounded-OIS	3.804	Annual	02/15/2055		2,400	0	158	158	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.806	Annual	02/15/2055		2,400	0	157	157	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.861	Annual	02/15/2055		2,900	0	161	161	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.773	Annual	03/04/2055		5,000	0	358	358	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		1,450	153	85	238	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	06/25/2055		2,119	8	81	89	7	0
Receive	1-Day USD-SOFR Compounded-OIS	4.065	Annual	06/26/2055		1,419	(25)	51	26	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.960	Annual	06/27/2055		2,657	(1)	98	97	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		3,800	355	83	438	12	0
Receive	1-Day USD-SOFR Compounded-OIS	4.005	Annual	09/29/2055		914	(10)	35	25	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		56,500	3,546	453	3,999	185	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2056		100	2	1	3	0	0
Pay	1-Year BRL-CDI	12.970	Maturity	01/02/2029	BRL	222,400	0	(189)	(189)	0	(1)
Pay	1-Year BRL-CDI	13.268	Maturity	01/02/2029		270,000	0	117	117	0	(2)
Pay(6)	3-Month KRW-KORIBOR	2.750	Quarterly	03/18/2036	KRW	517,580	4	(20)	(16)	0	0
Receive(6)	3-Month NZD-BBR	2.500	Semi-Annual	03/12/2028	NZD	53,600	19	294	313	0	(41)
Receive(6)	3-Month NZD-BBR	3.000	Semi-Annual	03/18/2028		112,100	44	2	46	0	(85)
Receive(6)	3-Month NZD-BBR	3.500	Semi-Annual	03/18/2031		72,400	(570)	828	258	0	(178)
Receive(6)	3-Month PLN-WIBOR	4.723	Annual	12/01/2035	PLN	149,400	(15)	(33)	(48)	0	(10)
Receive(6)	3-Month PLN-WIBOR	4.685	Annual	12/02/2035		44,100	0	3	3	0	(3)
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	7,400	(124)	(43)	(167)	0	(1)
Pay(6)	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	03/18/2031		363,000	(3,507)	(7,491)	(10,998)	0	(202)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2035		9,100	(4)	(211)	(215)	0	(12)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/19/2035		28,100	93	(390)	(297)	0	(37)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		3,800	21	(72)	(51)	0	(5)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/17/2035		83,300	514	(2,683)	(2,169)	0	(110)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/17/2035		16,900	267	(476)	(209)	0	(22)
Pay(6)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/18/2036		34,400	(103)	(934)	(1,037)	0	(42)
Pay(6)	6-Month CZK-PRIBOR	4.523	Annual	12/01/2035	CZK	812,800	14	74	88	46	0
Pay(6)	6-Month CZK-PRIBOR	4.485	Annual	12/02/2035		241,300	0	10	10	14	0
Pay	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027	EUR	38,050	145	1,055	1,200	0	(1)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		1,300	(2)	(26)	(28)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		2,300	(3)	(49)	(52)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		1,600	(3)	(34)	(37)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		2,800	(3)	(39)	(42)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		1,300	(1)	(19)	(20)	0	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

Pay(6)	6-Month EUR-EURIBOR	2.000	Annual	03/18/2028	179,400	(649)	(612)	(1,261)	0	(17)
Pay	6-Month EUR-EURIBOR	1.795	Annual	10/11/2029	8,300	0	(150)	(150)	0	(6)
Pay	6-Month EUR-EURIBOR	1.923	Annual	10/11/2029	19,700	0	(242)	(242)	0	(13)
Pay(6)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031	30,540	128	(317)	(189)	0	(24)
Pay(6)	6-Month EUR-EURIBOR	2.550	Annual	06/28/2032	30,250	(823)	344	(479)	0	(28)
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036	119,330	(248)	(2,274)	(2,522)	0	(165)
Pay	6-Month EUR-EURIBOR	0.451	Annual	05/27/2050	1,100	(77)	(547)	(624)	0	(2)
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052	300	0	207	207	1	0
Receive(6)	6-Month EUR-EURIBOR	2.213	Annual	03/12/2055	48,200	2,470	2,871	5,341	66	0
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056	50,620	240	2,778	3,018	169	0
Pay	6-Month PLN-WIBOR	2.585	Annual	10/14/2029	PLN	8,600	0	(100)	(100)	2	0
Pay	CAONREPO	3.898	Annual	06/19/2026	CAD	8,400	(1)	89	88	1	0
Pay	CAONREPO	3.925	Annual	06/19/2026	43,600	(1)	465	464	3	0
Pay	CAONREPO	3.500	Semi-Annual	12/18/2026	9,300	36	43	79	1	0
Pay	CAONREPO	1.250	Semi-Annual	06/16/2031	6,700	(543)	150	(393)	0	(5)
Receive	CAONREPO	3.250	Semi-Annual	06/21/2053	6,800	69	191	260	12	0

$7,392	$(8,013)	$(621)	$1,587	$(2,151)

Total Swap Agreements	$33,010	$(6,152)	$26,858	$1,605	$(2,151)

(l)

Securities with an aggregate market value of $61,657 and cash of $13,154 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	01/2026	$2,679	JPY	416,377	$0	$(19)
01/2026	397	NZD	708	10	0
BOA	01/2026	AUD	2,601	$1,719	0	(17)
01/2026	CNH	105,464	15,074	0	(59)
01/2026	INR	6,391	70	0	(1)
01/2026	KRW	1,790,079	1,230	0	(11)
01/2026	THB	24,674	762	0	(22)
01/2026	TWD	98,603	3,233	94	0
01/2026	$398	CNY	2,813	3	0
01/2026	904	INR	82,179	8	0
01/2026	1,990	KRW	2,916,656	33	0
01/2026	5,484	PLN	20,065	104	0
01/2026	647	TRY	28,690	17	0
01/2026	465	TWD	14,682	2	0
01/2026	1,820	ZAR	30,338	9	0
02/2026	ILS	7,395	$2,321	0	(1)
02/2026	KRW	2,918,552	2,005	0	(19)
02/2026	$306	TRY	13,894	8	0
03/2026	CZK	7,164	EUR	293	0	(3)
03/2026	EUR	829	CZK	20,331	13	0
03/2026	KZT	18,846	$36	0	(1)
03/2026	PEN	5,019	1,489	0	0
03/2026	$1,158	CNY	8,165	12	0
04/2026	627	MXN	11,557	8	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

	04/2026	ZAR	19,193		$1,094	0	(57)
BPS	01/2026	AUD	35,995		23,398	0	(626)
	01/2026	BRL	16,901		3,072	0	(13)
	01/2026	CHF	837		1,063	5	0
	01/2026	CNH	195,598		27,885	0	(167)
	01/2026	DKK	53,575		8,424	0	(10)
	01/2026	EUR	24,893		29,287	35	(14)
	01/2026	ILS	12,235		3,763	0	(79)
	01/2026	INR	196,535		2,180	0	(5)
	01/2026	JPY	872,600		5,647	72	0
	01/2026	PLN	10,288		2,820	0	(46)
	01/2026	TWD	378,308		12,408	363	0
	01/2026		$3,071	BRL	16,901	21	(8)
	01/2026		9,608	CNH	67,303	43	0
	01/2026		1,933	CNY	13,684	21	0
	01/2026		29,327	EUR	24,896	0	(56)
	01/2026		465	IDR	7,770,585	1	0
	01/2026		1,040	INR	93,954	3	0
	01/2026		6,758	PLN	24,531	74	0
	01/2026		14,399	TWD	452,550	29	(18)
	01/2026		4,013	ZAR	66,909	22	0
	01/2026	ZAR	28,251		$1,689	0	(15)
	02/2026	EUR	477	RON	2,447	2	0
	02/2026		$974	CNY	6,877	10	0
	02/2026		2,286	INR	205,938	0	(1)
	02/2026		5,689	TWD	178,574	0	(11)
	03/2026	CZK	13,153	EUR	536	0	(9)
	03/2026		60,133		$2,890	0	(38)
	03/2026	TWD	117,355		3,779	49	0
	03/2026		$2,340	CNY	16,422	17	0
	04/2026	BRL	26,300		$4,604	0	(97)
	04/2026		$551	CNY	3,860	4	0
	05/2026		616	KWD	188	0	(4)
	06/2026		392		120	0	(2)
	07/2026		273		83	0	(1)
	06/2027		271		82	0	(2)
	05/2029	KWD	748		$2,572	102	0
	07/2029		149		511	20	0
	05/2030		677		2,330	82	0
BRC	01/2026	BRL	6,888		1,252	0	(5)
	01/2026	DKK	25,900		3,709	0	(366)
	01/2026	EUR	2,625	RON	13,496	24	0
	01/2026		12,265		$14,404	0	(16)
	01/2026	ILS	3,222		1,004	0	(7)
	01/2026	MYR	5,356		1,305	0	(17)
	01/2026		$1,263	BRL	6,888	0	(6)
	01/2026		9,930	DKK	63,992	144	0
	01/2026		8,356	NZD	14,445	0	(37)
	01/2026		880	PLN	3,207	13	0
	01/2026		2,567	TRY	115,560	102	0
	01/2026	ZAR	72,821		$4,204	0	(187)
	02/2026	ILS	3,181		987	0	(11)
	02/2026		$1,685	MXN	31,236	42	0
	02/2026		15,080	TRY	686,480	393	0
	03/2026		5,349	MXN	99,046	113	0
	03/2026		2,400	TRY	109,815	29	0
	04/2026	ZAR	19,589		$1,115	0	(59)
	07/2026		29,121		1,646	0	(87)
	01/2027	DKK	16,434		2,589	0	(44)
BSH	01/2026	GBP	40,275		53,253	0	(1,035)
	01/2026	JPY	745,232		4,788	27	0
	01/2026	PEN	18,178		5,187	0	(219)
	01/2026		$726	NZD	1,295	20	0
	01/2026		1,033	PEN	3,695	66	0
	02/2026	PEN	19,396		$5,565	0	(197)
	04/2026	BRL	49,700		8,750	8	(141)
CBK	01/2026	AUD	19,853		13,204	0	(46)
	01/2026	BRL	3,997		726	0	(3)
	01/2026	CAD	1,570		1,116	0	(28)
	01/2026	CNH	85,946		12,294	0	(37)
	01/2026	EUR	13,389		15,604	0	(138)
	01/2026	ILS	5		1	0	0
	01/2026	JPY	110,000		810	108	0
	01/2026	NZD	4,053		2,339	5	0
	01/2026	PEN	23,493		6,929	0	(54)
	01/2026	TWD	527,798		17,366	562	0
	01/2026		$2,699	AUD	4,058	19	(9)
	01/2026		717	BRL	3,997	12	0
	01/2026		1,198	CAD	1,686	31	0
	01/2026		32,866	CNH	229,310	37	0
	01/2026		2,424	CNY	17,136	22	0
	01/2026		522	ILS	1,669	2	0
	01/2026		37,408	INR	3,343,558	28	(324)
	01/2026		1,873	JPY	291,100	0	(13)
	01/2026		479	PLN	1,721	0	0
	01/2026		4,871	SGD	6,295	29	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

	01/2026		1	THB	34	0	0
	01/2026		4,566	TWD	142,732	3	(24)
	01/2026	ZAR	4,450		$262	0	(7)
	02/2026	BRL	3,997		712	0	(12)
	02/2026	EUR	166	RON	855	1	0
	02/2026	ILS	5,865		$1,845	3	0
	02/2026	PEN	27,688		8,120	0	(103)
	02/2026		$2,408	CNY	17,002	22	0
	02/2026		142	TWD	4,452	0	(1)
	03/2026	HKD	84,456		$10,899	27	0
	03/2026	PEN	13,076		3,703	0	(178)
	03/2026	TWD	127,549		4,098	44	0
	03/2026		$6,097	CNY	42,874	50	0
DUB	01/2026	EUR	1,629	RON	8,345	10	0
	01/2026	ILS	5,322		$1,654	0	(17)
	01/2026	KRW	2,329,714		1,592	0	(24)
	01/2026	NZD	3,278		1,895	7	0
	01/2026		$498	EGP	24,601	14	0
	01/2026		2,968	ILS	9,470	5	0
	01/2026		11,951	INR	1,065,563	2	(127)
	01/2026		5,688	KRW	8,355,868	108	0
	01/2026		1,677	ZAR	28,197	24	0
	01/2026	ZAR	129,773		$7,448	0	(377)
	02/2026	EUR	1,491	RON	7,650	7	0
	02/2026	ILS	9,468		$2,968	0	(5)
	02/2026		$80	HUF	26,294	0	0
	02/2026		192	TWD	6,010	0	(1)
	03/2026	KZT	43,351		$84	0	0
	03/2026		$1,958	CNY	13,742	14	0
	03/2026		2,072	CZK	42,663	5	0
	03/2026		1,738	KZT	948,289	92	0
	04/2026		996	EGP	51,199	42	0
	06/2026	KZT	377,955		$703	0	(9)
	07/2026	ZAR	21,377		1,208	0	(64)
	01/2027	DKK	20,500		3,248	0	(36)
FAR	01/2026	AUD	76,667		49,810	0	(1,357)
	01/2026	CHF	922		1,150	0	(15)
	01/2026	CNH	45,320		6,439	0	(64)
	01/2026	GBP	50,834		66,755	0	(1,766)
	01/2026	NZD	3,552		2,036	0	(10)
	01/2026	PEN	3,114		915	0	(10)
	01/2026	SGD	1,618		1,252	0	(8)
	01/2026		$1,572	ILS	5,039	11	0
	01/2026		850	NZD	1,509	19	0
	01/2026		1,782	PEN	6,004	3	0
	01/2026		7,907	PLN	28,930	150	0
	01/2026		1,672	ZAR	28,059	20	0
	01/2026	ZAR	89,987		$5,233	0	(193)
	02/2026	ILS	5,037		1,572	0	(10)
	03/2026	PEN	3,165		939	0	0
	06/2026		6,038		1,782	0	(3)
GLM	01/2026	BRL	5,103		941	10	0
	01/2026	CNH	6,290		899	0	(3)
	01/2026	EUR	3,947	RON	20,284	33	0
	01/2026	ILS	2,106		$652	0	(9)
	01/2026	JPY	330,000		2,452	345	0
	01/2026	MYR	517		126	0	(2)
	01/2026	NGN	588,267		401	0	(6)
	01/2026		$927	BRL	5,103	4	0
	01/2026		1,701	CHF	1,364	22	0
	01/2026		4,491	CNH	31,662	52	0
	01/2026		409	NGN	588,267	0	(2)
	01/2026		7,069	PLN	25,822	124	0
	01/2026		812	THB	25,844	9	0
	01/2026	ZAR	66,914		$3,881	0	(154)
	02/2026		$66,429	BRL	364,285	0	(451)
	02/2026		2	CNY	12	0	0
	02/2026		3,251	MXN	60,299	81	0
	02/2026		2,941	TRY	134,078	80	0
	03/2026	BRL	366		$66	1	0
	03/2026		$95	CNY	669	1	0
	03/2026		2,522	MXN	46,781	62	0
	04/2026	BRL	102,200		$18,018	49	(299)
	04/2026		$5,314	MXN	97,992	75	0
	08/2026	ZAR	100,004		$5,610	0	(335)
JPM	01/2026	CNH	188,659		26,787	0	(283)
	01/2026	HKD	7,904		1,017	1	0
	01/2026	ILS	33,523		10,301	0	(225)
	01/2026	INR	173,280		1,946	23	0
	01/2026	JPY	170,000		1,240	155	0
	01/2026	KRW	8,943,539		6,233	30	0
	01/2026	NZD	6,321		3,668	27	0
	01/2026	PLN	19,819		5,410	0	(110)
	01/2026	TRY	211		5	0	0
	01/2026		$5,606	CNH	39,383	45	0
	01/2026		1,132	CNY	7,969	5	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

	01/2026		277	EGP	13,473	5	0
	01/2026		4,420	INR	393,626	0	(51)
	01/2026		30,109	MXN	560,006	914	0
	01/2026		310	NOK	3,173	5	0
	01/2026		5,143	NZD	8,837	0	(53)
	01/2026		7,025	PLN	25,897	188	0
	01/2026	ZAR	24,527		$1,429	0	(50)
	02/2026		$6,233	KRW	8,931,802	0	(39)
	02/2026		2,313	MXN	42,907	58	0
	03/2026	MXN	35		$2	0	0
	03/2026		$3,439	MXN	63,046	40	0
	04/2026		1,977		36,431	27	0
	06/2026	ZAR	15,100		$852	0	(49)
	01/2027	DKK	42,723		6,739	0	(105)
MBC	01/2026	AUD	11,773		7,785	0	(73)
	01/2026	BRL	5,040		945	25	0
	01/2026	CAD	104,966		74,580	0	(1,937)
	01/2026	CHF	1,297		1,633	0	(6)
	01/2026	CNH	4,962		702	0	(10)
	01/2026	EGP	5,189		109	0	0
	01/2026	GBP	21,923		29,291	0	(260)
	01/2026	JPY	2,866,000		18,448	138	0
	01/2026	NZD	4,770		2,757	10	0
	01/2026	PLN	8,018		2,192	0	(42)
	01/2026	SGD	115,838		89,276	0	(898)
	01/2026		$1,252	AUD	1,878	1	0
	01/2026		916	BRL	5,040	4	0
	01/2026		1,078	CAD	1,491	9	0
	01/2026		702	CNY	4,957	6	0
	01/2026		956	EGP	47,303	31	0
	01/2026		35,311	GBP	26,584	522	0
	01/2026		697	INR	63,119	3	0
	01/2026		5,165	JPY	804,205	0	(27)
	01/2026		1,572	PLN	5,761	33	0
	01/2026		282	THB	9,136	8	0
	01/2026		717	TWD	22,644	4	0
	02/2026		1,495	MXN	27,669	34	0
	03/2026	HKD	10,632		$1,372	3	0
	03/2026	TWD	34,323		1,085	0	(6)
	03/2026		$1,434	MXN	26,393	23	0
	04/2026		1,594		29,415	24	0
	05/2026	ZAR	29,853		$1,717	0	(69)
MYI	01/2026	DKK	28,670		4,114	0	(397)
	01/2026	ILS	11		3	0	0
	01/2026	PLN	53		14	0	0
	01/2026		$1,147	GBP	862	15	0
	01/2026		15	JPY	2,301	0	0
	02/2026	CZK	14,019	EUR	570	0	(11)
	02/2026	ILS	11,592		$3,600	0	(40)
	02/2026		$287	CNY	2,029	3	0
	03/2026		1,208		8,482	9	0
	04/2026	DKK	64,930		$9,241	0	(1,027)
NGF	01/2026	KRW	3,819,038		2,610	0	(39)
	01/2026		$3,818	KRW	5,604,860	69	0
	01/2026		1,394	TRY	62,896	53	0
	02/2026		4,780		217,698	128	0
	03/2026		3,067		140,330	41	0
SCX	01/2026	BRL	17,643		$3,284	64	0
	01/2026	CHF	925		1,154	0	(15)
	01/2026	CNH	97,928		13,894	0	(158)
	01/2026	INR	30,027		330	0	(4)
	01/2026	JPY	735,702		4,726	26	0
	01/2026	TWD	106,902		3,509	105	0
	01/2026		$3,206	BRL	17,643	13	0
	01/2026		1,069	CNY	7,553	9	0
	01/2026		1,001	EUR	861	11	0
	01/2026		773	IDR	12,925,136	1	0
	01/2026		631	INR	56,949	1	0
	01/2026		2,706	JPY	421,907	0	(10)
	01/2026		1,407	TWD	43,993	0	(6)
	03/2026		710	CNY	4,984	5	0
SOG	01/2026	EUR	9,469	RON	48,542	65	0
	01/2026		223,465		$258,719	0	(4,009)
	01/2026	JPY	2,162,559		13,827	11	0
	01/2026	TWD	40,929		1,312	9	0
	01/2026		$1,813	RON	7,879	4	0
	01/2026		3,191	SGD	4,134	27	0
	02/2026	EUR	1,295	RON	6,645	7	0
	02/2026		$2,200	EGP	107,932	29	0
	02/2026		1,496	MXN	27,684	34	0
	03/2026	MXN	41		$2	0	0
	03/2026	PEN	3		1	0	0
	03/2026		$1,826	MXN	34,035	51	0
SSB	01/2026	JPY	940,000		$6,278	277	0
	01/2026	TWD	61,580		2,013	52	0
UAG	01/2026	CHF	3,916		4,893	0	(55)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

	01/2026	PLN	8,052		2,207		0	(36)
	01/2026		$6,227	PLN	22,574		61	(1)
	01/2026	ZAR	127,121		$7,309		0	(356)
	02/2026		$3,103	MXN	57,481		74	0

Total Forward Foreign Currency Contracts							$8,418	$(20,657)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description			Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC EUR versus CZK		CZK	24.200	03/11/2026	2,242	$10	$13
	Put - OTC EUR versus HUF		HUF	375.000	03/05/2026	3,871	10	7
	Put - OTC EUR versus HUF			376.000	03/06/2026	1,690	4	4
	Put - OTC USD versus BRL		BRL	5.400	02/05/2026	3,930	54	23
	Call - OTC USD versus HKD		HKD	7.800	08/14/2026	5,998	9	3
	Call - OTC USD versus HKD			7.800	08/24/2026	8,927	12	5
	Put - OTC USD versus KRW		KRW	1,417.000	02/11/2026	10,259	64	54
	Put - OTC USD versus KRW			1,419.000	02/11/2026	10,260	61	58
	Put - OTC USD versus KRW			1,419.000	02/12/2026	6,492	40	37
	Call - OTC USD versus SGD		SGD	1.315	11/05/2026	6,606	47	22
GLM	Call - OTC USD versus HKD		HKD	7.800	08/14/2026	1,091	2	1
JPM	Put - OTC EUR versus CZK		CZK	24.200	03/05/2026	6,877	27	40
	Put - OTC EUR versus HUF		HUF	378.000	03/03/2026	2,970	15	9
	Put - OTC EUR versus HUF			376.000	03/06/2026	2,397	6	5
MBC	Call - OTC USD versus HKD		HKD	7.800	08/14/2026	5,128	7	3
	Call - OTC USD versus HKD			7.800	08/24/2026	2,669	4	1
MYI	Put - OTC EUR versus CZK		CZK	24.200	02/10/2026	2,376	10	12
	Put - OTC EUR versus CZK			24.100	03/13/2026	6,235	26	25
	Put - OTC EUR versus CZK			23.900	06/02/2026	4,005	16	13
	Put - OTC USD versus BRL		BRL	5.410	02/04/2026	8,100	123	53

Total Purchased Options							$547	$388

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description			Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC USD versus BRL		BRL	5.160	02/05/2026	3,930	$(8)	$(1)
	Call - OTC USD versus BRL			5.690	02/05/2026	3,930	(46)	(31)
	Call - OTC USD versus HKD		HKD	7.850	08/14/2026	5,998	(3)	(2)
	Call - OTC USD versus HKD			7.850	08/24/2026	8,927	(4)	(3)
	Put - OTC USD versus KRW		KRW	1,380.000	02/11/2026	10,259	(19)	(14)
	Put - OTC USD versus KRW			1,382.000	02/11/2026	10,260	(20)	(15)
	Put - OTC USD versus KRW			1,383.000	02/12/2026	6,492	(14)	(11)
	Put - OTC USD versus SGD		SGD	1.237	11/05/2026	6,606	(47)	(55)
GLM	Call - OTC USD versus HKD		HKD	7.850	08/14/2026	1,091	(1)	0
MBC	Call - OTC USD versus HKD			7.850	08/14/2026	5,128	(2)	(2)
	Call - OTC USD versus HKD			7.850	08/24/2026	2,669	(1)	(1)
MYI	Put - OTC USD versus BRL		BRL	5.160	02/04/2026	8,100	(21)	(3)
	Call - OTC USD versus BRL			5.700	02/04/2026	8,100	(105)	(58)

							$(291)	$(196)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.548%	01/02/2026	4,300	$(10)	$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.848	01/02/2026	4,300	(10)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.648	01/15/2026	4,300	(12)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.928	01/15/2026	4,300	(12)	(3)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.625	01/08/2026	6,500	(16)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.925	01/08/2026	6,500	(17)	(1)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.498	01/05/2026	6,400	(15)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.798	01/05/2026	6,400	(15)	(10)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.639	01/12/2026	4,300	(10)	(1)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.919	01/12/2026	4,300	(10)	(2)

$(127)	$(21)

Total Written Options	$(418)	$(217)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	South Korea Government International Bonds	(1.000)%	Quarterly	12/20/2029	0.187%	$4,400	$(137)	$2	$0	$(135)
South Korea Government International Bonds	(1.000)	Quarterly	12/20/2030	0.220	4,400	(155)	(4)	0	(159)

$(292)	$(2)	$0	$(294)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(4)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Petroleos Mexicanos	1.000%	Quarterly	12/20/2026	1.757%	$800	$(7)	$1	$0	$(6)
DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	2,512	0	22	22	0

$(7)	$23	$22	$(6)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(4)
Swap Agreements, at Value(7)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	300	$68	$3	$71	$0
BPS	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	1,700	379	22	401	0
CBK	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	600	132	9	141	0
JPM	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	3,800	843	52	895	0

$1,422	$86	$1,508	$0

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Upfront Payable/(Receivable)	Unrealized Appreciation/(Depreciation)	Asset	Liability

CBK	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.357% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/16/2027	$73,903	JPY	11,085,500	$946	$(15)	$931	$0
FAR	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.442% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	09/16/2031	13,961	2,050,000	58	21	79	0
GLM	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.301% based on the notional amount of currency received	Floating rate equal to 1-Day GBP-SOFR based on the notional amount of currency delivered	Maturity	10/15/2045	16,714	GBP	12,567	(64)	22	0	(42)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.315% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/16/2027	104,051	JPY	16,128,000	67	(62)	5	0
Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.425% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	09/16/2031	1,565	230,000	2	1	3	0

$1,009	$(33)	$1,018	$(42)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

SCX	Pay	3-Month CNY-CNREPOFIX(2)	1.500%	Quarterly	03/18/2031	CNY	2,400	$1	$(2)	$0	$(1)

Total Swap Agreements	$2,133	$72	$2,548	$(343)

(n)

Securities with an aggregate market value of $14,427 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)	This instrument has a forward starting effective date.
(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$185	$0	$185
Australia
Corporate Bonds & Notes	0	11,138	0	11,138
Non-Agency Mortgage-Backed Securities	0	0	17,351	17,351
Sovereign Issues	0	33,958	0	33,958
Brazil
Sovereign Issues	0	31,458	0	31,458
Bulgaria
Sovereign Issues	0	4,683	0	4,683
Canada
Corporate Bonds & Notes	0	31,882	0	31,882
Sovereign Issues	0	37,964	0	37,964
Cayman Islands
Asset-Backed Securities	0	53,589	0	53,589
Corporate Bonds & Notes	0	6,982	1,651	8,633
Sovereign Issues	0	515	0	515
Chile
Sovereign Issues	0	1,023	0	1,023
China
Sovereign Issues	0	321	0	321
Costa Rica
Sovereign Issues	0	3,314	0	3,314
Denmark
Corporate Bonds & Notes	0	21,016	0	21,016
France
Corporate Bonds & Notes	0	6,347	0	6,347
Sovereign Issues	0	102,193	0	102,193
Germany
Corporate Bonds & Notes	0	1,626	0	1,626
Hungary
Sovereign Issues	0	103	0	103
Ireland
Asset-Backed Securities	0	62,460	0	62,460
Corporate Bonds & Notes	0	533	0	533
Loan Participations and Assignments	0	0	3,062	3,062
Israel
Sovereign Issues	0	8,385	0	8,385
Italy
Corporate Bonds & Notes	0	1,397	0	1,397
Sovereign Issues	0	37,421	0	37,421
Japan
Corporate Bonds & Notes	0	10,158	0	10,158
Sovereign Issues	0	48,376	0	48,376
Jersey, Channel Islands
Asset-Backed Securities	0	230	0	230
Kazakhstan
Sovereign Issues	0	1,703	0	1,703
Kuwait
Sovereign Issues	0	9,118	0	9,118
Luxembourg
Loan Participations and Assignments	0	0	1,340	1,340
Sovereign Issues	0	8,975	0	8,975
Malaysia
Corporate Bonds & Notes	0	536	0	536
Sovereign Issues	0	1,432	0	1,432
Mexico
Sovereign Issues	0	403	0	403
Multinational
Corporate Bonds & Notes	0	483	0	483
Netherlands
Corporate Bonds & Notes	0	2,893	0	2,893
Norway
Sovereign Issues	0	1,433	0	1,433
Peru
Sovereign Issues	0	31,833	0	31,833
Poland
Sovereign Issues	0	6,577	0	6,577
Qatar
Corporate Bonds & Notes	0	6,551	0	6,551
Romania
Sovereign Issues	0	13,592	0	13,592
Saudi Arabia
Corporate Bonds & Notes	0	5,737	0	5,737
Sovereign Issues	0	21,215	0	21,215
Serbia
Sovereign Issues	0	2,459	0	2,459
Slovakia
Corporate Bonds & Notes	0	4,609	0	4,609
South Africa
Sovereign Issues	0	44,573	0	44,573
Spain
Sovereign Issues	0	77,597	0	77,597
Supranational
Corporate Bonds & Notes	0	1,176	0	1,176

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

Sovereign Issues	0	11,480	0	11,480
Switzerland
Corporate Bonds & Notes	0	8,799	0	8,799
United Arab Emirates
Corporate Bonds & Notes	0	1,218	0	1,218
Sovereign Issues	0	3,376	0	3,376
United Kingdom
Asset-Backed Securities	0	3,896	0	3,896
Corporate Bonds & Notes	0	46,800	0	46,800
Loan Participations and Assignments	0	0	733	733
Non-Agency Mortgage-Backed Securities	0	27,633	0	27,633
Sovereign Issues	0	77,728	0	77,728
United States
Asset-Backed Securities	0	37,482	0	37,482
Corporate Bonds & Notes	0	92,616	0	92,616
Loan Participations and Assignments	0	0	2,252	2,252
Municipal Bonds & Notes	0	832	0	832
Non-Agency Mortgage-Backed Securities	0	73,806	0	73,806
U.S. Government Agencies	0	965,932	0	965,932
U.S. Treasury Obligations	0	157,349	0	157,349
Short-Term Instruments
Commercial Paper	0	29,999	0	29,999
Mutual Funds	0	622	0	622
Repurchase Agreements	0	9,716	0	9,716
Nigeria Treasury Bills	0	9,240	0	9,240
South Africa Treasury Bills	0	13,896	0	13,896
U.S. Treasury Bills	0	3,446	0	3,446

$0	$2,336,018	$26,389	$2,362,407
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$82,939	$0	$0	$82,939

Total Investments	$82,939	$2,336,018	$26,389	$2,445,346

Short Sales, at Value - Liabilities
Sovereign Issues	0	(9,424)	0	(9,424)
U.S. Government Agencies	0	(181,151)	0	(181,151)

$0	$(190,575)	$0	$(190,575)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,452	1,690	0	3,142
Over the counter	0	11,332	22	11,354

$1,452	$13,022	$22	$14,496
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(465)	(2,602)	0	(3,067)
Over the counter	0	(21,217)	0	(21,217)

$(465)	$(23,819)	$0	$(24,284)

Total Financial Derivative Instruments	$987	$(10,797)	$22	$(9,788)

Totals	$83,926	$2,134,646	$26,411	$2,244,983

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2025:
Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2025 (2)

Investments in Securities, at Value
Australia
Non-Agency Mortgage-Backed Securities	$0	$17,000	$0	$0	$0	$351	$0	$0	$17,351	$351
Cayman Islands
Corporate Bonds & Notes	0	1,638	0	0	0	13	0	0	1,651	13
Ireland
Asset-Backed Securities	7,898	0	(212)	0	14	669	0	(8,369)	0	0
Loan Participations and Assignments	2,806	0	0	2	0	254	0	0	3,062	254
Luxembourg
Loan Participations and Assignments	0	1,315	0	0	0	25	0	0	1,340	24
United Kingdom

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

Loan Participations and Assignments	306	400	0	0	0	28	0	0	734	27
United States
Loan Participations and Assignments	1,108	1,179	(36)	0	0	1	0	0	2,252	1

	$12,118	$21,532	$(248)	$2	$14	$1,341	$0	$(8,369)	$26,390	$670
Financial Derivative Instruments - Assets
Over the counter	$39	$0	$(11)	$0	$0	$(7)	$0	$0	$21	$(6)

Totals	$12,157	$21,532	$(259)	$2	$14	$1,334	$0	$(8,369)	$26,411	$664

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 12/31/2025	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Australia
Non-Agency Mortgage-Backed Securities		$17,351	Recent Transaction			Purchase Price			100.000	—
Cayman Islands
Corporate Bonds & Notes		1,651	Discounted Cash Flow			Discount Rate			5.429	—
Ireland
Loan Participations and Assignments		3,062	Discounted Cash Flow			Discount Rate			3.939	—
Luxembourg
Loan Participations and Assignments		1,340	Discounted Cash Flow			Discount Rate			4.310 - 4.455	4.382
United Kingdom
Loan Participations and Assignments		734	Discounted Cash Flow			Discount Rate			3.940 - 6.670	5.429
United States
Loan Participations and Assignments		1,429	Discounted Cash Flow			Discount Rate			3.990 - 5.690	5.284
		823	Recent Transaction			Purchase Price			100.000	—
Financial Derivative Instruments - Assets
Over the counter		21	Indicative Market Quotation			Broker Quote			0.497	—

Total		$26,411

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 51.0% ¤
CORPORATE BONDS & NOTES 0.2%
BANKING & FINANCE 0.0%
Kaisa Group Holdings Ltd. 5.000% due 11/30/2027	$5	$0
Kaisa Group Holdings Ltd. (5.250% Cash or 6.250% PIK) 5.250% due 12/28/2028 (a)	39	1
Kaisa Group Holdings Ltd. (5.500% Cash or 6.500% PIK) 5.500% due 12/28/2029 (a)	66	1
Kaisa Group Holdings Ltd. (5.750% Cash or 6.750% PIK) 5.750% due 12/28/2030 (a)	79	1
Kaisa Group Holdings Ltd. (6.000% Cash or 7.000% PIK) 6.000% due 12/28/2031 (a)	120	2
Kaisa Group Holdings Ltd. (6.250% Cash or 7.250% PIK) 6.250% due 12/28/2032 (a)	113	2
Kaisa Group Holdings Ltd. (6.721% Cash or 7.721% PIK) 6.721% due 12/28/2028 (a)	27	1

		8

INDUSTRIALS 0.2%
Claritev Corp. (6.500% Cash and 0.750% PIK) 6.750% due 03/31/2031 (a)	621	497

Total Corporate Bonds & Notes (Cost $620)		505

CONVERTIBLE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
Kaisa Group Holdings Ltd.
0.000% due 12/31/2026 (d)	23	0
0.000% due 12/31/2027 (d)	29	0
0.000% due 12/31/2028 (d)	47	0
0.000% due 12/31/2029 (d)	47	0
0.000% due 12/31/2030 (d)	58	0
0.000% due 12/31/2031 (d)	58	0
0.000% due 12/31/2032 (d)	110	1
Sunac China Holdings Ltd.
0.000% due 06/23/2026 «(d)	134	22
0.000% due 06/23/2028 «(d)	16	4

Total Convertible Bonds & Notes (Cost $44)		27

U.S. GOVERNMENT AGENCIES 16.8%
Federal Home Loan Mortgage Corp. REMICS
4.648% due 07/15/2041 •	262	261
4.824% due 04/25/2055 •	1,139	1,144
5.109% due 04/15/2049 - 12/15/2050 •	384	385
Federal National Mortgage Association REMICS
4.723% due 03/25/2049 •	197	196
4.844% due 08/25/2054 •	52	52
4.989% due 12/25/2047 •	344	344
5.009% due 01/25/2051 •	234	234
Government National Mortgage Association REMICS
4.568% due 05/20/2074 •	97	97
4.768% due 05/20/2074 •	164	166
4.818% due 09/20/2071 •	1,991	2,001
4.927% due 08/20/2068 •	321	323
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2056	7,010	6,196
3.500% due 02/01/2056	800	737
4.500% due 02/01/2056	5,300	5,170
5.000% due 02/01/2056	16,400	16,340
5.500% due 02/01/2056	1,000	1,013
6.000% due 02/01/2056	5,800	5,953
6.500% due 02/01/2056	12,900	13,410

Total U.S. Government Agencies (Cost $54,026)		54,022

U.S. TREASURY OBLIGATIONS 3.8%
U.S. Treasury Bonds
1.375% due 11/15/2040 (h)	2,700	1,753
4.000% due 11/15/2042 (l)	2,050	1,880

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2025 (Unaudited)

4.000% due 11/15/2052	1,550	1,345
4.625% due 02/15/2055	800	771
U.S. Treasury Inflation Protected Securities (e)
1.500% due 02/15/2053	2,410	1,881
1.750% due 01/15/2034 (j)	3,178	3,161
U.S. Treasury Notes
4.625% due 02/15/2035	1,470	1,526

Total U.S. Treasury Obligations (Cost $13,819)		12,317

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.1%
Alliance Bancorp Trust 4.326% due 07/25/2037 •	160	144
Bear Stearns ARM Trust
4.214% due 07/25/2036 ~	38	32
4.422% due 02/25/2036 ~	24	23
4.713% due 08/25/2033 ~	25	23
CHL Mortgage Pass-Through Trust
4.103% due 09/20/2036 ~	41	37
4.486% due 03/25/2035 •	32	31
6.000% due 04/25/2036	145	71
Countrywide Alternative Loan Trust
4.146% due 07/25/2035 •	253	189
4.166% due 09/25/2047 •	59	55
5.029% due 02/25/2036 •	73	68
Impac CMB Trust
4.466% due 04/25/2035 •	45	45
4.491% due 04/25/2035 •	58	57
RALI Trust 6.000% due 12/25/2036	34	28
Structured Adjustable Rate Mortgage Loan Trust 3.892% due 01/25/2035 ~	1	1
Structured Asset Mortgage Investments II Trust 4.346% due 07/19/2035 •	7	7
Towd Point Mortgage Trust 4.081% due 04/25/2055 ~	5,000	4,911
WaMu Mortgage Pass-Through Certificates Trust 4.506% due 01/25/2045 •	870	890

Total Non-Agency Mortgage-Backed Securities (Cost $6,571)		6,612

ASSET-BACKED SECURITIES 7.0%
AUTOMOBILE SEQUENTIAL 0.8%
Carvana Auto Receivables Trust 6.160% due 09/10/2029	1,911	1,978
OneMain Direct Auto Receivables Trust 5.410% due 11/14/2029	306	308
Oscar U.S. Funding XV LLC 5.810% due 12/10/2027	215	216
SCCU Auto Receivables Trust 5.700% due 10/16/2028	126	127

		2,629

HOME EQUITY OTHER 2.6%
Aames Mortgage Investment Trust 4.326% due 04/25/2036 •	68	66
ACE Securities Corp. Home Equity Loan Trust
4.326% due 06/25/2036 •	102	76
4.746% due 08/25/2035 •	91	91
Argent Mortgage Loan Trust 4.326% due 05/25/2035 •	253	232
Argent Securities Trust 4.146% due 07/25/2036 •	203	186
Countrywide Asset-Backed Certificates 4.346% due 03/25/2037 •	197	195
Countrywide Asset-Backed Certificates Trust 4.126% due 05/25/2035 •	17	17
First NLC Trust 4.626% due 02/25/2036 •	676	668
Fremont Home Loan Trust 4.116% due 10/25/2036 •	369	342
Long Beach Mortgage Loan Trust
4.166% due 09/25/2036 •	1,511	381
4.406% due 09/25/2034 •	26	26
4.446% due 01/25/2036 •	915	837
Morgan Stanley Home Equity Loan Trust 4.911% due 05/25/2035 •	1,924	1,873
Popular ABS Mortgage Pass-Through Trust 4.341% due 07/25/2036 •	65	63
Residential Asset Mortgage Products Trust 4.356% due 03/25/2036 •	365	362
Structured Asset Investment Loan Trust 4.566% due 07/25/2035 •	180	174

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2025 (Unaudited)

Structured Asset Securities Corp. Mortgage Loan Trust
4.416% due 10/25/2036 •		36	36
4.641% due 02/25/2036 •		100	99
Washington Mutual Asset-Backed Certificates Trust 4.286% due 02/25/2037 •		8,695	2,759

			8,483

HOME EQUITY SEQUENTIAL 1.5%
Chase Funding Trust 4.847% due 11/25/2034 þ		4,783	4,757

MANUFACTURING HOUSE ABS OTHER 0.1%
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ~		363	346

WHOLE LOAN COLLATERAL 0.7%
Bear Stearns Asset-Backed Securities Trust 5.046% due 06/25/2036 •		1,140	1,172
Citigroup Mortgage Loan Trust, Inc. 4.281% due 11/25/2036 •		225	225
First Franklin Mortgage Loan Trust 4.551% due 11/25/2036 •		723	712

			2,109

OTHER ABS 1.3%
522 Funding CLO Ltd. 5.186% due 10/20/2031 •		79	79
CIFC Funding Ltd. 5.077% due 10/24/2030 •		62	62
College Avenue Student Loans LLC 3.280% due 12/28/2048		58	55
Gallatin CLO VIII Ltd. 5.256% due 07/15/2031 •		169	169
Madison Park Funding XXXV Ltd. 5.136% due 04/20/2032 •		200	201
Navient Private Education Refi Loan Trust
2.600% due 08/15/2068		471	456
5.465% due 11/15/2068 •		130	131
OZLM XXIV Ltd. 5.306% due 07/20/2032 •		131	131
Saranac CLO VI Ltd. 5.125% due 08/13/2031 •		42	42
SMB Private Education Loan Trust
1.290% due 07/15/2053		211	202
5.500% due 06/17/2052		1,596	1,640
5.784% due 10/16/2056 •		476	486
Sound Point CLO IX Ltd. 5.356% due 07/20/2032 •		300	300
TCI-Symphony CLO Ltd. 5.193% due 10/13/2032 •		174	174
Vibrant CLO XI Ltd. 5.266% due 07/20/2032 •		79	79
Voya Ltd. 5.166% due 10/15/2030 •		16	16

			4,223

Total Asset-Backed Securities (Cost $22,146)			22,547

SOVEREIGN ISSUES 9.5%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2026 (d)	BRL	33,500	5,914
Colombia TES
2.250% due 04/18/2029 (e)	COP	675,124	158
3.000% due 03/25/2033 (e)		39,713	8
6.500% due 01/22/2031 (e)		1,429,674	377
11.000% due 08/22/2029		13,533,500	3,387
11.750% due 01/24/2035		3,759,600	927
12.750% due 11/28/2040		4,442,000	1,153
13.250% due 02/09/2033		3,021,000	811
Egypt Government Bonds 21.954% due 03/04/2028	EGP	12,100	254
French Republic Government Bonds OAT 3.250% due 05/25/2055	EUR	600	568
Japan Government Thirty Year Bonds
2.400% due 03/20/2055	JPY	460,000	2,413
2.800% due 06/20/2055		280,000	1,600
Mexico Bonos 8.500% due 03/01/2029	MXN	44,000	2,467
Peru Government Bonds 7.300% due 08/12/2033	PEN	6,300	2,139
Peru Government International Bonds 5.400% due 08/12/2034		3,100	920

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2025 (Unaudited)

Republic of South Africa Government Bonds 8.875% due 02/28/2035	ZAR	90,800	5,722
Spain Government Bonds 0.700% due 04/30/2032	EUR	1,800	1,856

Total Sovereign Issues (Cost $30,543)			30,674

		SHARES
COMMON STOCKS 2.9%
COMMUNICATION SERVICES 0.3%
Frontier Communications Parent, Inc. (b)		19,317	736
TEGNA, Inc.		19,432	377

			1,113

CONSUMER DISCRETIONARY 0.1%
Udemy, Inc. (b)		35,000	205

CONSUMER STAPLES 0.5%
JDE Peet's NV		21,565	807
Kenvue, Inc.		51,500	888

			1,695

FINANCIALS 0.2%
Brighthouse Financial, Inc. (b)		6,100	395
Heritage Commerce Corp.		8,600	103
Laurentian Bank of Canada		4,728	139

			637

HEALTH CARE 0.6%
Amicus Therapeutics, Inc. (b)		31,000	441
Avidity Biosciences, Inc. (b)		9,000	649
Exact Sciences Corp. (b)		8,000	813

			1,903

INDUSTRIALS 0.5%
CSG Systems International, Inc.		4,800	368
Norfolk Southern Corp.		2,208	638
REV Group, Inc.		7,900	480

			1,486

INFORMATION TECHNOLOGY 0.7%
Confluent, Inc. Class A (b)		21,000	635
CyberArk Software Ltd. (b)		1,656	739
Qorvo, Inc. (b)		7,100	600
SEMrush Holdings, Inc. Class A (b)		18,200	216

			2,190

REAL ESTATE 0.0%
Kaisa Group Holdings Ltd. (b)		347,363	4

Total Common Stocks (Cost $9,197)			9,233

EXCHANGE-TRADED FUNDS 7.9%
iShares Core S&P 500 ETF		37,255	25,517

Total Exchange-Traded Funds (Cost $25,387)			25,517

SHORT-TERM INSTRUMENTS 0.8%
MUTUAL FUNDS 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.850% (g)		596,739	597

		PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.6%
3.742% due 01/02/2026 - 04/21/2026 (c)(d)		$1,888	1,879

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2025 (Unaudited)

Total Short-Term Instruments (Cost $2,476)		2,476

Total Investments in Securities (Cost $164,829)		163,930

	SHARES
INVESTMENTS IN AFFILIATES 62.0%
MUTUAL FUNDS (f) 39.0%
PIMCO Income Fund	2,896,633	31,834
PIMCO International Bond Fund (U.S. Dollar-Hedged)	6,223,354	61,798
PIMCO Total Return Fund	3,576,391	31,687

Total Mutual Funds (Cost $123,434)		125,319

SHORT-TERM INSTRUMENTS 23.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 23.0%
PIMCO Short Asset Portfolio (f)	6,381,905	62,651
PIMCO Short-Term Floating NAV Portfolio III	1,145,748	11,161

Total Short-Term Instruments (Cost $73,462)		73,812

Total Investments in Affiliates (Cost $196,896)		199,131

Total Investments 113.0% (Cost $361,725)		$363,061
Financial Derivative Instruments (i)(k) 1.6%(Cost or Premiums, net $4,896)		5,072
Other Assets and Liabilities, net (14.6)%		(46,879)

Net Assets 100.0%		$321,254

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2025 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Institutional Class Shares of each Fund.
(g)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (4.9)%
Uniform Mortgage-Backed Security, TBA	2.000%	01/01/2041	$3,800	$(3,505)	$(3,519)
Uniform Mortgage-Backed Security, TBA	2.000	01/01/2056	12,500	(10,147)	(10,108)
Uniform Mortgage-Backed Security, TBA	2.500	01/01/2056	2,400	(2,038)	(2,029)

Total Short Sales (4.9)%	$(15,690)	$(15,656)

(h)

Securities with an aggregate market value of $1 have been pledged as collateral as of December 31, 2025 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Bond March Futures	03/2026	34	$2,382	$0	$1	$(1)
Brent Crude September Futures	07/2026	6	361	(6)	0	(3)
Canada Government 5-Year Bond March Futures	03/2026	22	1,816	(12)	0	(3)
Canada Government 10-Year Bond March Futures	03/2026	25	2,202	(20)	0	(5)
Cocoa July Futures	07/2026	2	123	7	0	0
Cocoa March Futures	03/2026	2	121	4	0	0
Euro-Bobl March Futures	03/2026	37	5,051	(36)	0	(3)
Euro-BTP Future March Futures	03/2026	29	4,096	(9)	0	(12)
Euro-Schatz March Futures	03/2026	4	502	(1)	0	0
Gas Oil June Futures	06/2026	6	361	(15)	0	(2)
Iron Ore March Futures	03/2026	42	440	22	0	(1)
Live Cattle April Futures	04/2026	8	743	15	4	0
LME Aluminum January Futures	01/2026	7	521	43	0	0
LME Aluminum March Futures	03/2026	7	524	14	0	(6)
LME Lead January Futures	01/2026	10	495	(11)	0	0
LME Lead March Futures	03/2026	1	50	1	5	(5)
LME Nickel January Futures	01/2026	4	397	35	0	0
LME Nickel March Futures	03/2026	4	399	33	13	(1)
LME Zinc January Futures	01/2026	10	773	34	0	0
LME Zinc March Futures	03/2026	11	858	21	19	0
Long Guilt March Futures	03/2026	26	3,202	22	6	(2)
New York Harbor June Futures	05/2026	5	427	(31)	0	(5)
Palladium March Futures	03/2026	1	165	18	0	(8)

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2025 (Unaudited)

Platinum April Futures	04/2026	1	102	4	0	(11)
RBOB Gasoline June Futures	05/2026	6	493	(9)	0	(4)
Soybean March Futures	03/2026	6	314	(27)	0	(4)
Soybean Meal March Futures	03/2026	37	1,108	(102)	0	(11)
U.S. Treasury Long-Term Bond March Futures	03/2026	37	4,277	(33)	0	(8)
WTI Crude June Futures	05/2026	5	285	(7)	0	(3)

$(46)	$48	$(98)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Adjusted Interest Rate S&P 500 Total Return January Futures	01/2026	42	$(14,076)	$57	$122	$0
Adjusted Interest Rate S&P 500 Total Return March Futures	03/2026	25	(8,389)	(44)	73	0
Arabica Coffee July Futures	07/2026	1	(122)	1	0	0
Australia Government 10-Year Bond March Futures	03/2026	84	(6,137)	(12)	0	(7)
Corn July Futures	07/2026	36	(818)	5	0	0
Corn March Futures	03/2026	52	(1,145)	(6)	1	0
Cotton No. 2 July Futures	07/2026	23	(769)	(6)	0	0
Cotton No. 2 March Futures	03/2026	7	(225)	10	0	0
E-Mini S&P 500 Index March Futures	03/2026	2	(689)	0	0	0
Euro-Bund March Futures	03/2026	70	(10,494)	77	19	0
Euro-Oat March Futures	03/2026	47	(6,661)	26	16	0
Hard Red Winter Wheat July Futures	07/2026	6	(163)	0	2	0
Hard Red Winter Wheat March Futures	03/2026	10	(257)	13	3	0
Japan Government 10-Year Bond March Futures	03/2026	14	(11,834)	80	26	0
Lean Hogs April Futures	04/2026	12	(432)	(12)	1	0
LME Aluminum January Futures	01/2026	7	(521)	(43)	0	0
LME Aluminum March Futures	03/2026	9	(674)	(38)	0	0
LME Lead January Futures	01/2026	10	(495)	7	0	0
LME Lead March Futures	03/2026	13	(652)	1	0	0
LME Nickel January Futures	01/2026	4	(397)	(35)	0	0
LME Nickel March Futures	03/2026	2	(200)	(19)	0	0
LME Zinc January Futures	01/2026	10	(773)	(11)	0	0
LME Zinc March Futures	03/2026	2	(156)	(2)	0	0
Mini MSCI Emerging Markets Index March Futures	03/2026	4	(282)	(6)	1	0
Natural Gas July Futures	06/2026	19	(697)	34	27	0
Natural Gas March Futures	02/2026	12	(376)	62	26	0
Robusta Coffee March Futures	03/2026	1	(39)	(1)	0	0
Soybean July Futures	07/2026	2	(107)	1	1	0
Soybean Meal July Futures	07/2026	12	(371)	5	3	0
Soybean Oil July Futures	07/2026	8	(237)	5	4	0
Soybean Oil March Futures	03/2026	6	(175)	11	3	0
Sugar No. 11 July Futures	06/2026	38	(626)	(9)	1	(3)
Sugar No. 11 March Futures	02/2026	2	(34)	2	0	(1)
U.S. Treasury 2-Year Note March Futures	03/2026	53	(11,066)	(10)	4	0
U.S. Treasury 5-Year Note March Futures	03/2026	381	(41,645)	152	45	0
U.S. Treasury 10-Year Note March Futures	03/2026	13	(1,462)	3	3	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	1	(118)	1	0	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	79	(9,086)	33	15	0
Wheat July Futures	07/2026	4	(106)	2	1	0
Wheat March Futures	03/2026	18	(456)	36	3	0
White Sugar May Futures	04/2026	3	(64)	0	0	0

$370	$400	$(11)

Total Futures Contracts	$324	$448	$(109)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-45 10-Year Index	(1.000)%	Quarterly	12/20/2035	$3,500	$(27)	$(3)	$(30)	$0	$0
iTraxx Crossover 44 5-Year Index	(5.000)	Quarterly	12/20/2030	EUR	80	(10)	(1)	(11)	0	0

$(37)	$(4)	$(41)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

iTraxx Main 44 5-Year Index	1.000%	Quarterly	12/20/2030	EUR	180	$5	$0	$5	$0	$0

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2025 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2028	GBP	7,500	$3	$4	$7	$2	$0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/18/2031		6,700	36	(1)	35	8	0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/18/2036		2,850	5	0	5	0	(4)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/18/2056		600	(10)	5	(5)	0	(2)
Pay(6)	1-Day INR-MIBOR Compounded-OIS	5.750	Semi-Annual	03/18/2031	INR	472,620	(23)	(19)	(42)	2	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/18/2027	JPY	510,000	7	1	8	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	12/17/2027		270,000	1	(5)	(4)	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.600	Annual	09/18/2029		690,000	20	105	125	5	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/18/2030		260,700	7	(36)	(29)	0	(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/17/2030		190,000	(2)	(23)	(25)	0	(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2032		660,000	92	(169)	(77)	0	(8)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/17/2032		70,000	(3)	(14)	(17)	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2035		290,000	0	(87)	(87)	0	(4)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	09/17/2035		160,000	(6)	(47)	(53)	0	(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	12/17/2035		170,000	(1)	(36)	(37)	0	(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.300	Annual	12/18/2044		260,000	(91)	(214)	(305)	0	(3)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2045		20,400	(7)	17	10	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		190,000	488	49	537	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2055		120,000	30	95	125	3	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.250	Annual	09/17/2055		60,000	(13)	(31)	(44)	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	2.500	Annual	12/17/2055		280,000	12	111	123	7	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	1.500	Semi-Annual	09/17/2030	SGD	5,200	7	59	66	0	(11)
Pay(6)	1-Day SGD-SIBCSORA Compounded-OIS	1.500	Semi-Annual	03/18/2031		5,090	(89)	3	(86)	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/17/2027		$23,100	(52)	(26)	(78)	13	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/17/2027		7,400	23	2	25	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		20,600	310	(37)	273	0	(33)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032		14,200	189	(60)	129	0	(28)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.700	Annual	08/15/2035		1,200	(1)	8	7	3	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035		1,957	5	3	8	5	0

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		6,900	(30)	58	28	17	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.975	Annual	11/15/2053		1,100	23	16	39	4	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.085	Annual	11/15/2053		3,232	6	49	55	11	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.427	Annual	03/20/2055		6,400	47	134	181	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		5,600	262	142	404	18	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2056		500	(11)	(3)	(14)	0	(2)
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	1,500	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		14,000	0	(12)	(12)	0	(2)
Pay	1-Year BRL-CDI	12.000	Maturity	01/02/2029		22,500	(128)	(5)	(133)	0	0
Pay	1-Year BRL-CDI	13.200	Maturity	01/02/2029		12,100	0	2	2	0	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		9,000	0	(9)	(9)	0	(3)
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		1,000	0	(1)	(1)	0	0
Pay(6)	3-Month CNY-CNREPOFIX	1.500	Quarterly	03/18/2031	CNY	10,940	(10)	3	(7)	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.610	Quarterly	08/22/2029	COP	9,019,000	(9)	166	157	0	(3)
Pay	3-Month COP-IBR Compounded-OIS	8.620	Quarterly	01/23/2030		3,076,900	2	(60)	(58)	1	0
Receive	3-Month COP-IBR Compounded-OIS	9.630	Quarterly	12/17/2030		18,661,600	68	146	214	0	(7)
Receive	3-Month ILS-TELBOR	3.800	Annual	07/04/2030	ILS	2,900	(10)	7	(3)	0	(1)
Pay(6)	3-Month KRW-KORIBOR	2.500	Quarterly	03/18/2031	KRW	10,882,380	(212)	(23)	(235)	0	(1)
Receive(6)	3-Month MYR-KLIBOR	3.000	Quarterly	03/18/2031	MYR	13,740	43	16	59	0	0
Pay	3-Month ZAR-JIBAR	8.750	Quarterly	03/20/2029	ZAR	34,500	61	82	143	1	0
Receive	3-Month ZAR-JIBAR	8.649	Quarterly	04/03/2029		155,400	(539)	(118)	(657)	0	(6)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034	AUD	7,100	52	(99)	(47)	0	(6)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		2,100	26	(54)	(28)	0	(3)
Pay	6-Month CLP-CHILIBOR	4.000	Semi-Annual	09/17/2030		2,700	18	(51)	(33)	0	(2)
Receive	6-Month CLP-CHILIBOR	3.920	Annual	04/21/2030	ILS	25,400	4	(249)	(245)	0	(4)
Receive	6-Month CZK-PRIBOR	5.225	Annual	07/29/2027	CZK	60	0	0	0	0	0
Pay	6-Month CZK-PRIBOR	3.534	Annual	03/21/2029		143,100	(18)	114	96	6	0
Receive(6)	6-Month EUR-EURIBOR	2.000	Annual	03/18/2028	EUR	3,700	16	10	26	0	0
Pay	6-Month EUR-EURIBOR	0.081	Annual	02/15/2031		8,700	(891)	(414)	(1,305)	0	(7)
Receive(6)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		9,100	(20)	76	56	7	0
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		15,900	(118)	(218)	(336)	0	(22)
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		3,890	22	210	232	13	0
Receive	6-Month HUF-BBR	6.200	Annual	03/20/2029	HUF	568,300	2	(69)	(67)	0	(4)
Receive	6-Month PLN-WIBOR	5.020	Annual	03/21/2029	PLN	32,600	(36)	(580)	(616)	0	(9)
Receive(6)	6-Month THB-THBFIX	1.000	Quarterly	03/18/2031	THB	80,630	11	18	29	0	0
Pay	28-Day MXN-TIIE	8.835	Lunar	03/13/2029	MXN	13,700	(5)	30	25	1	0
Receive	28-Day MXN-TIIE	9.050	Lunar	12/12/2029		27,100	(82)	5	(77)	0	(2)
Receive	CAONREPO	3.500	Semi-Annual	12/18/2026	CAD	2,100	(25)	7	(18)	0	0
Receive	CAONREPO	3.000	Semi-Annual	06/18/2030		9,100	(141)	69	(72)	4	0
Pay	CAONREPO	2.750	Semi-Annual	09/17/2030		1,700	(8)	8	0	0	(1)
Receive	CAONREPO	2.750	Semi-Annual	03/19/2035		3,100	87	(23)	64	3	0
Pay	CAONREPO	3.000	Semi-Annual	09/17/2035		4,600	(40)	5	(35)	0	(4)
Receive	CAONREPO	2.750	Semi-Annual	12/17/2035		1,600	14	27	41	1	0
Pay	CAONREPO	3.250	Semi-Annual	06/18/2055		200	4	(12)	(8)	0	0

							$(628)	$(944)	$(1,572)	$151	$(198)

Total Swap Agreements							$(660)	$(948)	$(1,608)	$151	$(198)

(j)

Securities with an aggregate market value of $1,545 and cash of $4,965 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.

(1)	Unsettled variation margin asset of $5 and liability of $(2) for closed futures is outstanding at period end.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2025 (Unaudited)

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)					This instrument has a forward starting effective date.
(k)					FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	01/2026	BRL	532		$97	$0	$0
	01/2026	CLP	46,543		50	0	(2)
	01/2026	COP	389,136		102	0	0
	01/2026	JPY	261,500		1,692	22	0
	01/2026	KRW	1,007,749		688	0	(11)
	01/2026	PLN	989		270	0	(5)
	01/2026	THB	12,644		390	0	(11)
	01/2026	TWD	16,440		539	15	0
	01/2026		$100	BRL	532	0	(3)
	01/2026		51	CLP	46,543	1	0
	01/2026		13	ILS	43	0	0
	01/2026		1,755	KRW	2,571,970	29	0
	01/2026		1,126	PLN	4,101	16	0
	01/2026		33	TWD	1,049	0	0
	01/2026		115	ZAR	1,912	1	0
	02/2026	COP	170,105		$44	0	0
	02/2026	ILS	532		167	0	0
	03/2026	CLP	46,543		51	0	(1)
	03/2026	COP	755,742		197	2	0
	03/2026	PEN	10,491		3,112	0	(1)
	03/2026		$475	MXN	8,635	1	0
	04/2026		45		833	1	0
BPS	01/2026	AUD	655		$430	0	(7)
	01/2026	CHF	64		81	0	0
	01/2026	CNH	16,293		2,328	0	(8)
	01/2026	GBP	111		150	1	0
	01/2026	IDR	2,477,906		148	0	0
	01/2026	ILS	1,617		498	0	(10)
	01/2026	INR	13,523		150	0	0
	01/2026	JPY	56,100		363	5	0
	01/2026	KRW	678,020		460	0	(10)
	01/2026	NZD	227		129	0	(2)
	01/2026	PLN	1,021		279	0	(5)
	01/2026	TWD	54,901		1,807	59	0
	01/2026		$682	CNH	4,775	3	0
	01/2026		11	COP	43,148	0	0
	01/2026		264	ILS	854	4	0
	01/2026		70	INR	6,324	0	0
	01/2026		906	PHP	53,505	1	0
	01/2026		343	PLN	1,239	2	0
	01/2026		1,064	TWD	33,446	2	(2)
	01/2026		272	ZAR	4,531	1	0
	01/2026	ZAR	1,740		$104	0	(1)
	02/2026	COP	115,050		30	0	0
	02/2026		$159	INR	14,309	0	0
	02/2026		404	TWD	12,673	0	(1)
	03/2026	CZK	22,894		$1,100	0	(15)
	03/2026	TWD	8,691		280	3	0
	04/2026	BRL	5,000		875	0	(18)
BRC	01/2026	CAD	65		47	0	(1)
	01/2026	EUR	236		274	0	(3)
	01/2026	ILS	353		110	0	(1)
	01/2026	MYR	2,510		611	0	(8)
	01/2026	TRY	22,150		493	0	(21)
	01/2026		$40	IDR	667,160	0	0
	01/2026		262	ILS	855	7	0
	01/2026		392	MYR	1,595	2	0
	01/2026		33	PLN	119	1	0
	01/2026		1,199	SGD	1,549	7	0
	01/2026	ZAR	78,757		$4,613	0	(136)
	02/2026	ILS	227		71	0	(1)
	02/2026	TRY	6,566		145	0	(4)
	02/2026		$840	TRY	37,974	25	0
	03/2026		377	MXN	6,983	8	0
BSH	01/2026	BRL	2,029		$369	0	(1)
	01/2026	JPY	91,920		591	3	0
	01/2026	PLN	193		53	0	(1)
	01/2026		$365	BRL	2,029	5	0
	01/2026		205	PEN	735	13	0
	02/2026	BRL	2,044		$365	0	(5)
	02/2026	COP	901,522		232	0	(2)

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2025 (Unaudited)

	02/2026		$425	PEN	1,487	16	0
	04/2026	BRL	9,400		$1,655	1	(27)
CBK	01/2026		4,887		890	3	(5)
	01/2026	COP	5,346,999		1,388	3	(16)
	01/2026	DKK	1,455		227	0	(2)
	01/2026	EUR	442		515	0	(5)
	01/2026	ILS	649		199	0	(5)
	01/2026	INR	13,285		147	0	(1)
	01/2026	KRW	494,802		337	0	(6)
	01/2026	NOK	6,643		651	0	(8)
	01/2026	NZD	294		170	0	0
	01/2026	PLN	579		161	0	(1)
	01/2026	THB	3,227		103	0	0
	01/2026	TRY	22,728		528	0	(2)
	01/2026	TWD	76,087		2,502	79	0
	01/2026		$890	BRL	4,887	3	(1)
	01/2026		437	CNH	3,050	1	0
	01/2026		357	COP	1,375,321	5	0
	01/2026		701	EUR	600	5	0
	01/2026		418	GBP	316	8	0
	01/2026		4,542	INR	405,553	3	(44)
	01/2026		90	PEN	304	0	0
	01/2026		8	PLN	27	0	0
	01/2026		1	THB	18	0	0
	01/2026		882	TWD	27,600	0	(3)
	01/2026		313	ZAR	5,309	7	0
	02/2026	COP	11,521,473		$2,964	1	(34)
	02/2026	ILS	416		131	0	0
	02/2026	KRW	1,396,212		968	0	0
	02/2026	PEN	1,573		449	0	(18)
	02/2026		$156	PEN	525	0	0
	02/2026		10	TWD	324	0	0
	03/2026	CLP	264,326		$284	0	(10)
	03/2026	COP	792,938		209	3	0
	03/2026	TWD	27,941		891	3	0
	03/2026		$768	CLP	741,385	56	0
	03/2026		201	PEN	678	1	0
	04/2026	COP	413,979		$108	2	0
DUB	01/2026	BRL	1,193		217	0	(1)
	01/2026	ILS	380		118	0	(1)
	01/2026	INR	6,460		72	0	0
	01/2026	KRW	3,361,002		2,296	0	(35)
	01/2026	NZD	225		130	1	0
	01/2026	TWD	33,300		1,062	2	0
	01/2026		$222	BRL	1,193	0	(4)
	01/2026		638	ILS	2,035	1	0
	01/2026		1,435	INR	127,764	0	(17)
	01/2026		407	KRW	597,350	8	0
	01/2026		718	THB	22,609	2	(2)
	01/2026		103	ZAR	1,737	2	0
	01/2026	ZAR	4,706		$270	0	(14)
	02/2026	ILS	2,034		638	0	(1)
	02/2026		$332	HUF	109,456	1	0
	02/2026		14	TWD	437	0	0
FAR	01/2026	AUD	203		$131	0	(4)
	01/2026	CHF	67		83	0	(1)
	01/2026	CNH	2,262		321	0	(3)
	01/2026	MXN	13,342		719	0	(20)
	01/2026	NZD	483		277	0	(1)
	01/2026	PEN	1,356		401	0	(3)
	01/2026	PLN	471		128	0	(3)
	01/2026		$338	ILS	1,083	2	0
	01/2026		176	PLN	642	3	0
	01/2026		105	ZAR	1,765	1	0
	01/2026	ZAR	3,594		$209	0	(8)
	02/2026	ILS	1,082		338	0	(2)
	06/2026		$218	PEN	740	0	0
GLM	01/2026	CAD	1,189		$855	0	(12)
	01/2026	CHF	1,534		1,913	0	(25)
	01/2026	COP	53,312		14	0	0
	01/2026	IDR	839,429		50	0	0
	01/2026	ILS	2,964		917	0	(13)
	01/2026	MYR	242		59	0	(1)
	01/2026	THB	32,756		1,029	0	(12)
	01/2026		$321	CNH	2,261	4	0
	01/2026		221	PLN	809	4	0
	01/2026		102	THB	3,231	1	0
	01/2026		818	ZAR	14,023	28	0
	01/2026	ZAR	2,673		$155	0	(6)
	02/2026	BRL	3,137		569	1	0
	02/2026	COP	149,025		39	0	0
	02/2026		$380	BRL	2,101	1	0
	02/2026		232	MXN	4,300	6	0
	03/2026	COP	57,900		$15	0	0
	03/2026		$4,275	BRL	23,683	0	(9)
	03/2026		178	MXN	3,308	4	0

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2025 (Unaudited)

	04/2026	BRL	19,100		$3,367	9	(56)
	04/2026		$671	MXN	12,303	6	0
IND	01/2026	TWD	14,215		$465	12	0
JPM	01/2026	CNH	9,418		1,337	0	(14)
	01/2026	ILS	6,791		2,084	0	(48)
	01/2026	INR	8,841		99	1	0
	01/2026	KRW	290,832		198	0	(4)
	01/2026	NZD	432		251	2	0
	01/2026	PLN	2,529		691	0	(13)
	01/2026		$401	CNH	2,814	3	0
	01/2026		1,037	CNY	7,299	4	0
	01/2026		591	HKD	4,596	0	0
	01/2026		1,438	INR	128,711	0	(9)
	01/2026		4,735	KRW	6,794,575	0	(23)
	01/2026		835	PLN	3,097	28	0
	01/2026		176	THB	5,623	2	0
	01/2026	ZAR	980		$57	0	(2)
	02/2026	COP	57,600		15	0	0
	02/2026	KRW	6,785,658		4,735	30	0
	02/2026		$101	MXN	1,878	3	0
	03/2026	COP	57,975		$15	0	0
	03/2026	MXN	9,939		538	0	(10)
	03/2026		$418	MXN	7,658	5	0
	04/2026		140		2,576	2	0
MBC	01/2026	CHF	1,907		$2,387	0	(23)
	01/2026	GBP	1,123		1,494	0	(20)
	01/2026	INR	7,047		78	0	0
	01/2026	JPY	75,740		488	4	0
	01/2026	KRW	222,638		152	0	(3)
	01/2026	NZD	294		170	1	0
	01/2026	SGD	6,110		4,709	0	(47)
	01/2026	THB	4		0	0	0
	01/2026		$1,562	CAD	2,199	41	0
	01/2026		129	INR	11,717	1	0
	01/2026		462	NZD	805	1	0
	01/2026		49	PLN	179	1	0
	01/2026		572	SEK	5,451	20	0
	01/2026		419	THB	13,386	6	0
	01/2026		51	TWD	1,617	0	0
	02/2026		412	MXN	7,628	10	0
	03/2026		174		3,201	3	0
	04/2026		118		2,177	2	0
MYI	01/2026		603	MYR	2,476	8	0
	02/2026	ILS	887		$276	0	(3)
	04/2026		$219	MXN	3,998	0	0
NGF	01/2026	KRW	5,509,601		$3,765	0	(56)
	01/2026		$273	KRW	400,683	5	0
	03/2026		47	TRY	2,157	1	0
RBC	01/2026	KRW	120,209		$82	0	(2)
RYL	01/2026	CAD	124		90	0	(1)
SCX	01/2026	CNH	4,511		640	0	(7)
	01/2026	IDR	4,121,605		246	0	0
	01/2026	INR	2,729		30	0	0
	01/2026	JPY	71,304		459	3	0
	01/2026	TWD	17,481		574	17	0
	01/2026		$49	INR	4,449	0	0
	01/2026		918	JPY	142,100	0	(10)
SOG	01/2026	COP	366,738		$97	0	0
	01/2026	EUR	2,606		3,018	0	(47)
	01/2026	INR	9,370		103	0	(1)
	01/2026	JPY	266,738		1,705	1	0
	01/2026		$1,125	GBP	859	33	0
	02/2026		107	MXN	1,974	2	0
	03/2026	CLP	551,638		$569	0	(44)
	03/2026	MXN	945		50	0	(2)
	03/2026	PEN	9		3	0	0
	03/2026		$339	MXN	6,344	11	0
SSB	01/2026	TWD	8,882		$283	0	0
UAG	01/2026	CHF	336		419	0	(5)
	01/2026	PLN	691		189	0	(3)
	01/2026		$1,061	CHF	845	7	0
	01/2026		3,390	COP	13,325,462	107	0
	01/2026		328	PLN	1,187	2	0
	01/2026	ZAR	5,077		$292	0	(14)
	02/2026	COP	10,946,831		2,923	80	0
	02/2026		$100	MXN	1,861	3	0
	03/2026	CLP	285,517		$307	0	(10)
	03/2026	COP	5,088,410		1,295	0	(23)

Total Forward Foreign Currency Contracts						$989	$(1,183)

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2025 (Unaudited)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC USD versus KRW	KRW	1,415.000	02/19/2026	2,400	$16	$13

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.427%	03/20/2045	30,000	$3,117	$2,623
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.427	03/20/2045	30,000	3,116	3,480

$6,233	$6,103

Total Purchased Options	$6,249	$6,116

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC USD versus KRW	KRW	1,375.000	02/19/2026	2,400	$(6)	$(4)

INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	6,400	$(308)	$(135)

Total Written Options	$(314)	$(139)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$1,600	$(48)	$53	$5	$0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	244	(15)	15	0	0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	7,100	(235)	256	21	0
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	2,800	(81)	90	9	0

$(379)	$414	$35	$0

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	MLPIREIL Index	100,537	4.290% (FEDL01 plus a specified spread)	Monthly	06/10/2026	$9,632	$0	$(10)	$0	$(10)
Pay	MLPIREIS Index	93,111	4.140% (FEDL01 plus a specified spread)	Monthly	06/10/2026	8,820	0	10	10	0
JPM	Receive	JPACWILV Index	1,517,152	4.19% (FEDL01 plus a specified spread)	Monthly	10/07/2026	197,873	0	(992)	0	(992)
MBC	Receive	NDUEACWF Index	34,923	4.110% (SOFR plus a specified spread)	Monthly	09/23/2026	19,482	0	(70)	0	(70)

$0	$(1,062)	$10	$(1,072)

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2025 (Unaudited)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Pay	Coursera, Inc.	N/A	3.900% (SOFR less a specified spread)	Monthly	12/18/2026	$221	$0	$15	$15	$0
	Pay	CVB Financial Corp.	N/A	3.900% (SOFR less a specified spread)	Monthly	12/18/2026	110	0	5	5	0
JPM	Pay	Sky Works Solutions,Inc.	N/A	4.000% (SOFR less a specified spread)	Monthly	10/29/2026	432	0	2	2	0
	Pay	Terex Corp.	N/A	3.550% (SOFR less a specified spread)	Monthly	11/02/2026	414	0	1	1	0
RBC	Pay	Palo Alto Networks,Inc.	N/A	4.025% (SOFR less a specified spread)	Monthly	03/25/2026	671	0	3	3	0
	Pay	Union Pacific Corp.	N/A	4.050% (SOFR less a specified spread)	Monthly	03/25/2026	511	0	(1)	0	(1)
	Pay	Kimberly - Clark Corp.	N/A	3.850% (SOFR less a specified spread)	Monthly	11/06/2026	765	0	(4)	0	(4)

								$0	$21	$26	$(5)

Total Swap Agreements								$(379)	$(627)	$71	$(1,077)

(l)

Securities with an aggregate market value of $35 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)					Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2025

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	December 31, 2025 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$8	$0	$8
Industrials	0	497	0	497
Convertible Bonds & Notes
Banking & Finance	0	1	26	27
U.S. Government Agencies	0	54,022	0	54,022
U.S. Treasury Obligations	0	12,317	0	12,317
Non-Agency Mortgage-Backed Securities	0	6,612	0	6,612
Asset-Backed Securities
Automobile Sequential	0	2,629	0	2,629
Home Equity Other	0	8,483	0	8,483
Home Equity Sequential	0	4,757	0	4,757
Manufacturing House ABS Other	0	346	0	346
Whole Loan Collateral	0	2,109	0	2,109
Other ABS	0	4,223	0	4,223
Sovereign Issues	0	30,674	0	30,674
Common Stocks
Communication Services	1,113	0	0	1,113
Consumer Discretionary	205	0	0	205
Consumer Staples	888	807	0	1,695
Financials	637	0	0	637
Health Care	1,903	0	0	1,903
Industrials	1,486	0	0	1,486
Information Technology	2,190	0	0	2,190
Real Estate	0	4	0	4
Exchange-Traded Funds	25,517	0	0	25,517
Short-Term Instruments
Mutual Funds	0	597	0	597
U.S. Treasury Bills	0	1,879	0	1,879

	$33,939	$129,965	$26	$163,930
Investments in Affiliates, at Value
Mutual Funds	125,319	0	0	125,319
Short-Term Instruments
Central Funds Used for Cash Management Purposes	73,812	0	0	73,812

	$199,131	$0	$0	$199,131

Total Investments	$233,070	$129,965	$26	$363,061

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(15,656)	$0	$(15,656)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	381	218	0	599
Over the counter	0	7,176	0	7,176

	$381	$7,394	$0	$7,775
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(101)	(206)	0	(307)
Over the counter	0	(2,399)	0	(2,399)

	$(101)	$(2,605)	$0	$(2,706)

Total Financial Derivative Instruments	$280	$4,789	$0	$5,069

Totals	$233,350	$119,098	$26	$352,474

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

Schedule of Investments PIMCO GNMA and Government Securities Fund	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 265.0% ¤
CORPORATE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
Preferred Term Securities X Ltd./Preferred Term Securities X, Inc. 5.120% (US0003M + 0.860%) due 07/03/2033 ~	$46	$46

Total Corporate Bonds & Notes (Cost $39)		46

U.S. GOVERNMENT AGENCIES 259.8%
Federal Home Loan Mortgage Corp.
1.500% due 12/01/2050 - 04/01/2051	240	186
2.000% due 01/01/2036 - 10/01/2036	5,754	5,336
2.500% due 01/01/2028 - 03/01/2052	15,927	14,085
3.000% due 10/01/2026 - 02/01/2052	15,739	14,970
3.000% due 02/01/2040 - 07/01/2051 (f)	46,268	41,621
3.050% due 03/01/2032	1,771	1,644
3.500% due 03/01/2042 - 02/01/2050	11,786	11,127
3.851% due 01/01/2050 •	760	752
4.000% due 04/01/2041 - 04/01/2049	19,299	18,714
4.400% due 06/01/2030	615	618
4.500% due 01/01/2036 - 06/01/2053	3,631	3,620
5.000% due 07/01/2033 - 09/01/2053	7,398	7,476
5.500% due 09/01/2034 - 05/01/2054	25,745	26,419
5.500% due 06/01/2039 - 01/01/2055 (f)	166,453	169,211
6.000% due 06/01/2045 - 09/01/2055	19,453	20,294
6.000% due 07/01/2053 - 02/01/2054 (f)	45,055	46,591
6.368% due 09/01/2034 •	229	237
6.429% due 11/01/2036 •	234	245
6.500% due 05/01/2045 - 09/01/2055	48,300	50,585
6.500% due 08/01/2054 - 09/01/2054 (f)	24,285	25,243
6.527% due 11/01/2041 •	530	558
6.582% due 10/01/2039 •	541	564
6.700% due 05/01/2031 •	3	3
7.000% due 01/01/2055	336	354
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.903% due 07/25/2054 ~	7,824	7,616
4.228% due 10/25/2034 ~	10,212	10,162
4.660% due 01/25/2031	3,300	3,371
Federal Home Loan Mortgage Corp. REMICS
0.000% due 05/15/2033 - 10/15/2058 (b)(d)	4,759	3,062
0.000% due 05/15/2041 •	3,404	3,373
1.071% due 10/15/2035 •	309	295
1.229% due 05/15/2035 •	420	429
1.250% due 12/15/2044	6,523	5,514
1.500% due 03/15/2028	1,546	1,514
1.551% due 10/15/2037 ~(a)	20	1
1.561% due 10/15/2037 ~(a)	38	2
1.709% due 05/15/2037 ~(a)	34	2
1.741% due 03/15/2037 ~(a)	44	2
1.770% due 11/15/2036 - 11/15/2038 ~(a)	245	14
1.800% due 05/15/2044	3,541	3,461
1.859% due 08/15/2041 ~(a)	38	2
1.862% due 06/15/2038 ~(a)	99	6
1.921% due 10/15/2041 ~(a)	87	5
1.964% due 02/15/2038 ~(a)	77	4
2.000% due 11/25/2050 (a)	2,397	322
2.084% due 08/15/2036 ~(a)	54	4
2.500% due 08/15/2027 (a)	80	1
3.000% due 11/15/2027 - 06/25/2050 (a)	22,171	3,758
3.500% due 04/25/2050 (a)	26,812	5,473
3.652% due 02/15/2027 •(a)	25	0
4.000% due 07/15/2034 - 11/15/2042 (a)	1,393	194
4.539% due 01/25/2050 •	132	130
4.598% due 06/15/2042 •	504	502
4.673% due 04/15/2038 •	1,603	1,583
4.774% due 09/25/2055 - 11/25/2055 •	22,181	22,280
5.124% due 05/25/2055 •	1,635	1,648
5.174% due 03/25/2055 •	4,056	4,083
Federal Home Loan Mortgage Corp. STRIPS
2.500% due 10/15/2052 (a)	18,015	2,784
3.500% due 01/15/2043 - 08/15/2045 (a)	850	132
4.673% due 10/15/2037 •	193	191

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	December 31, 2025 (Unaudited)

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates 4.444% due 07/25/2033 ~	415	399
Federal Home Loan Mortgage Corp. Whole Loan Securities Trust
3.000% due 09/25/2045 - 12/25/2046	2,825	2,469
3.500% due 12/25/2046	2,164	1,927
Federal National Mortgage Association
1.500% due 06/01/2051	156	121
2.000% due 07/01/2028 - 06/01/2037	3,067	2,854
2.000% due 11/01/2036 (f)	11,528	10,686
2.500% due 01/01/2033 - 04/01/2052	23,204	19,799
3.000% due 10/01/2026 - 05/01/2058	44,194	40,364
3.000% due 12/01/2050 (f)	7,929	7,178
3.045% due 04/01/2029	882	859
3.148% due 01/01/2048 •	3,189	3,200
3.500% due 02/01/2030 - 01/01/2059	35,892	33,734
3.500% due 07/01/2043 - 08/01/2043 (f)	28,906	27,678
3.575% due 02/01/2026	1,000	997
3.750% due 02/01/2029	3,670	3,654
3.820% due 01/01/2029	728	726
4.000% due 05/01/2033 - 07/01/2053	27,976	27,332
4.140% due 04/01/2028	776	781
4.210% due 12/01/2032	2,864	2,832
4.300% due 12/01/2032 (f)	27,500	27,428
4.374% due 02/01/2028 ~	1,997	2,002
4.385% due 04/01/2033	828	826
4.440% due 06/01/2033	2,000	2,002
4.490% due 04/01/2033	1,600	1,602
4.500% due 09/01/2028 - 07/01/2053	26,840	26,732
4.550% due 05/01/2028	100	102
4.580% due 08/01/2033	1,000	1,013
4.590% due 06/01/2033	9,903	9,999
4.680% due 06/01/2030 (f)	11,283	11,488
4.700% due 04/01/2033	1,965	1,991
4.770% due 12/01/2029	674	687
4.900% due 10/01/2028	354	363
4.990% due 03/01/2031	980	1,007
5.000% due 04/01/2027 - 09/01/2053	3,440	3,475
5.003% due 08/01/2049 •	710	743
5.060% due 11/01/2034	6,507	6,745
5.070% due 09/01/2033	822	854
5.260% due 06/01/2031	1,217	1,272
5.300% due 09/01/2038	907	956
5.320% due 10/01/2043	189	195
5.410% due 12/01/2031	814	855
5.410% due 05/01/2034 (f)	9,516	10,013
5.500% due 12/01/2032 - 09/01/2053	7,418	7,622
5.500% due 02/01/2040 - 05/01/2054 (f)	61,681	63,155
5.570% due 10/01/2028	430	435
5.610% due 10/01/2028	883	893
5.700% due 08/01/2030	928	982
5.810% due 06/01/2031 (f)	13,800	14,348
5.820% due 11/01/2033	1,230	1,332
5.850% due 11/01/2028	2,303	2,416
5.870% due 12/01/2033	1,500	1,632
5.960% due 11/01/2033	536	584
6.000% due 04/01/2032 - 04/01/2054	13,382	13,897
6.000% due 11/01/2053 (f)	26,642	27,719
6.010% due 07/01/2028	1,137	1,187
6.278% due 10/01/2037 •	896	937
6.287% due 09/01/2041 •	88	91
6.313% due 01/01/2036 •	149	156
6.422% due 05/01/2035 •	82	84
6.497% due 05/01/2038 •	505	527
6.500% due 05/01/2045 - 09/01/2055	29,912	31,141
6.500% due 02/01/2055 - 04/01/2055 (f)	41,332	42,971
6.660% due 04/01/2030	1,982	2,132
6.665% due 02/01/2042 •	54	56
Federal National Mortgage Association Interest STRIPS
3.500% due 08/25/2043 (a)	74	13
6.500% due 04/25/2038 (a)	39	9
Federal National Mortgage Association REMICS
0.000% due 06/25/2043 •(a)	1,037	38
0.000% due 10/25/2045 •	283	189
0.200% due 02/25/2043 •(a)	302	2
0.343% due 10/25/2042 •	94	66
0.861% due 11/25/2040 •(a)	2,302	124
1.430% due 10/25/2046 ~(a)	47	2
1.497% due 07/25/2044 ~(a)	143	6
1.500% due 04/25/2028	3,085	3,022
1.542% due 04/25/2046 ~(a)	101	5
1.558% due 07/25/2052 ~(a)	146	7
1.637% due 04/25/2055 ~(a)	231	11
1.643% due 07/25/2045 ~(a)	591	34
1.679% due 09/25/2045 ~(a)	95	4
1.683% due 07/25/2044 ~(a)	188	12
1.740% due 01/25/2045 ~(a)	109	6

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	December 31, 2025 (Unaudited)

1.747% due 08/25/2054 ~(a)	210	11
1.770% due 03/25/2045 ~(a)	315	18
1.937% due 08/25/2055 ~(a)	142	8
1.949% due 08/25/2044 ~(a)	109	8
2.011% due 11/25/2049 •(a)	275	36
2.161% due 08/25/2042 •(a)	338	22
2.211% due 11/25/2044 - 06/25/2048 •(a)	3,729	438
2.500% due 02/25/2051 (a)	3,136	535
3.000% due 03/25/2043 - 09/25/2048	1,275	1,111
3.000% due 04/25/2043 - 12/25/2048 (a)	790	95
3.500% due 04/25/2046 (a)	66	5
4.000% due 06/25/2044 (a)	19	1
4.139% due 10/25/2040 ~	349	353
4.289% due 12/25/2047 •	3,626	3,549
4.439% due 02/25/2049 •	154	151
4.661% due 11/25/2031 ~	1,465	1,480
4.673% due 05/25/2042 ~	434	437
4.689% due 10/25/2037 •	527	528
4.974% due 11/25/2055 •	3,302	3,311
5.009% due 01/25/2051 •	13,052	13,075
5.124% due 10/25/2055 •	3,544	3,566
Federal National Mortgage Association REMICS Trust
3.880% due 04/25/2042 ~	237	230
5.175% due 05/25/2042 ~	643	641
5.377% due 01/25/2042 ~	819	793
Federal National Mortgage Association Trust 4.791% due 03/25/2042 ~	370	367
Federal National Mortgage Association-ACES 2.242% due 01/25/2031 ~(a)	581	29
Government National Mortgage Association
0.000% due 10/16/2042 - 08/16/2052 ~(a)	4,677	0
0.750% due 11/16/2051 ~(a)	14	0
2.500% due 06/15/2043 - 02/20/2063	23,794	20,453
2.500% due 03/20/2051 - 09/20/2051 (f)	104,004	89,611
3.000% due 11/20/2026 - 04/20/2055	78,009	70,449
3.000% due 04/20/2050 - 02/20/2053 (f)	52,800	47,364
3.150% due 11/20/2042 - 12/20/2042	373	337
3.250% due 05/15/2042	421	391
3.500% due 11/20/2034 - 01/20/2063	96,076	88,606
3.500% due 06/20/2049 - 02/20/2053 (f)	50,485	45,729
3.750% due 06/20/2045 - 12/20/2045	2,407	2,252
4.000% due 09/20/2038 - 08/20/2062	28,066	26,850
4.050% due 04/15/2040 - 11/15/2040	707	682
4.500% due 04/15/2030 - 08/20/2062	56,185	55,679
4.539% due 03/20/2058 •	150	151
4.875% due 08/15/2039 - 10/15/2040	217	218
5.000% due 12/20/2032 - 10/20/2062	15,888	16,053
5.250% due 05/15/2033 - 10/15/2033	115	115
5.375% due 08/20/2045 •	100	102
5.380% due 08/15/2034	35	36
5.475% due 06/15/2035	103	107
5.500% due 06/20/2032 - 01/20/2049	3,832	3,904
5.520% due 06/15/2034	72	75
5.530% due 05/15/2035	66	68
5.570% due 03/15/2035	53	53
5.625% due 02/20/2030 - 06/20/2038 •	107	107
5.680% due 12/15/2034	108	113
5.720% due 12/15/2034	44	46
5.750% due 09/15/2033	5	6
5.820% due 04/15/2034 - 12/15/2034	118	123
5.870% due 10/15/2034	49	51
5.875% due 10/15/2033	72	73
5.928% due 04/20/2061 •	25	25
5.930% due 10/15/2034	35	37
5.970% due 08/15/2034	44	45
6.000% due 04/15/2027 - 02/20/2055	8,191	8,436
6.000% due 08/20/2053 (f)	17,715	18,519
6.020% due 01/15/2034	27	27
6.075% due 01/15/2034	74	74
6.250% due 03/15/2029	13	14
6.374% due 12/20/2070 •	2,868	2,936
6.500% due 08/15/2026 - 09/20/2055	7,755	7,950
6.700% due 07/20/2026	1	1
7.000% due 03/15/2026 - 12/20/2062	16,181	16,578
7.500% due 01/15/2027 - 10/15/2035	88	92
8.000% due 05/20/2027 - 07/15/2031	77	77
8.500% due 12/15/2029 - 12/15/2030	5	5
Government National Mortgage Association REMICS
0.000% due 03/20/2034 - 12/20/2040 (b)(d)	1,745	1,481
0.030% due 09/20/2045 •	519	348
0.152% due 05/20/2043 •	421	222
0.790% due 11/20/2045 ~(a)	176	8
0.828% due 09/20/2045 ~(a)	272	12
0.830% due 12/20/2045 ~(a)	89	4
0.833% due 06/20/2043 ~(a)	169	9
0.874% due 08/20/2045 ~(a)	92	4

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	December 31, 2025 (Unaudited)

1.177% due 06/20/2042 ~(a)	174	10
1.227% due 06/20/2042 ~(a)	160	7
2.000% due 10/20/2050 - 02/20/2051 (a)	33,978	3,929
2.202% due 09/20/2049 •(a)	1,563	190
2.452% due 10/20/2050 •(a)	1,904	271
2.500% due 09/20/2027 - 12/20/2051 (a)	31,536	4,497
3.000% due 01/20/2029 - 09/20/2051 (a)	33,198	5,327
3.000% due 08/20/2051	9,919	6,600
3.500% due 08/20/2042 - 09/20/2046 (a)	2,051	275
3.500% due 01/20/2052 - 12/20/2068	5,584	4,531
3.500% due 01/20/2069 ~	2,604	2,539
3.797% due 01/20/2031 ~	83	83
4.000% due 02/20/2042 - 11/20/2048	1,926	1,758
4.000% due 10/20/2043 (a)	42	5
4.098% due 12/20/2050 •	2,222	2,073
4.287% due 11/20/2036 •	7,852	7,766
4.448% due 06/20/2036 •	5,513	5,458
4.464% due 04/20/2070 •	157	155
4.500% due 08/20/2045 (a)	3,314	624
4.568% due 02/20/2074 •	5,356	5,357
4.668% due 03/20/2071 •	220	220
4.694% due 09/20/2062 •	1	1
4.708% due 04/20/2074 •	943	947
4.714% due 05/20/2069 - 02/20/2073 •	10,928	10,924
4.718% due 08/20/2072 - 04/20/2073 •	2,044	2,053
4.794% due 08/20/2061 •	5	5
4.818% due 07/20/2073 - 07/20/2074 •	54,571	55,097
4.861% due 06/20/2068 •	289	290
4.888% due 08/20/2073 •	4,790	4,845
4.914% due 06/20/2066 •	137	137
4.918% due 03/20/2073 •	21,309	21,520
4.994% due 04/20/2066 •	681	684
5.018% due 05/20/2073 •	8,197	8,355
5.068% due 05/20/2073 •	1,409	1,431
5.164% due 07/20/2070 - 08/20/2070 •	86,877	88,022
5.199% due 12/20/2068 •	109	110
5.364% due 09/20/2070 - 01/20/2071 •	58,279	59,397
5.414% due 09/20/2063 •	54	55
5.418% due 08/20/2071 •	1,963	2,014
Government National Mortgage Association, TBA
2.000% due 01/01/2056 - 02/01/2056	275,000	227,771
2.500% due 01/01/2056 - 02/01/2056	109,000	94,017
3.000% due 01/01/2056 - 02/01/2056	221,350	198,696
3.500% due 01/01/2056 - 03/01/2056	194,600	177,102
4.000% due 02/01/2056	148,950	140,676
4.500% due 01/01/2056 - 02/01/2056	74,770	72,787
5.000% due 01/01/2056 - 02/01/2056	101,450	101,123
5.500% due 02/01/2056	70,100	70,736
6.000% due 02/01/2056	28,000	28,517
6.500% due 02/01/2056	65,500	67,642
Uniform Mortgage-Backed Security, TBA
3.500% due 01/01/2041	7,400	7,195
4.500% due 01/01/2041	8,700	8,704
5.000% due 01/01/2041 - 01/01/2056	9,400	9,521
6.000% due 02/01/2056 - 03/01/2056	324,235	332,777
7.000% due 02/01/2056	6,000	6,316

Total U.S. Government Agencies (Cost $3,527,671)		3,468,808

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.2%
Angel Oak Mortgage Trust 5.985% due 01/25/2069 þ	354	357
Bear Stearns Structured Products, Inc. Trust 5.000% due 01/26/2036 ~	512	362
Citigroup Mortgage Loan Trust, Inc. 6.500% due 06/25/2054 ~	1,558	1,595
Credit Suisse First Boston Mortgage Securities Corp. 4.868% due 03/25/2032 ~	4	4
CSMC Trust
2.500% due 07/25/2056 ~	1,014	851
4.699% due 05/27/2053 ~	1,411	1,288
IMS Ecuadorian Mortgage Trust 3.400% due 08/18/2043	7,187	7,064
JP Morgan Mortgage Trust
3.000% due 05/25/2052 ~	5,950	5,225
4.746% due 12/25/2049 •	507	488
La Hipotecaria El Salvadorian Mortgage Trust
3.358% due 01/15/2046 «	1,422	1,316
4.250% due 09/29/2046 «	2,889	2,647
La Hipotecaria Panamanian Mortgage Trust 3.508% due 11/24/2042 «•	1,948	1,877
MFA Trust 1.381% due 04/25/2065 ~	988	970
Mortgage Equity Conversion Asset Trust 4.020% due 05/25/2042 •	3,290	3,054

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	December 31, 2025 (Unaudited)

Structured Asset Mortgage Investments Trust 4.506% due 09/19/2032 •	2	2
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	1,681	1,546
2.710% due 01/25/2060 ~	1,073	1,038

Total Non-Agency Mortgage-Backed Securities (Cost $31,595)		29,684

ASSET-BACKED SECURITIES 2.5%
AUTOMOBILE ABS OTHER 0.0%
Carvana Auto Receivables Trust 4.550% due 01/10/2028	252	251

HOME EQUITY OTHER 0.0%
Centex Home Equity Loan Trust 4.146% due 01/25/2032 •	4	4
Home Equity Asset Trust 4.446% due 11/25/2032 •	3	2
RCKT Mortgage Trust 6.025% due 02/25/2044 ~	320	323

		329

OTHER ABS 2.5%
Anchorage Capital CLO 28 Ltd. 5.584% due 04/20/2037 •	3,700	3,721
Apex Credit CLO Ltd. 5.684% due 04/20/2036 •	2,000	2,011
BlueMountain CLO Ltd. 5.048% due 10/25/2030 •	1,202	1,203
Bryant Park Funding Ltd. 5.525% due 04/15/2037 •	2,000	2,010
Diameter Capital CLO 4 Ltd. 5.735% due 01/15/2037 •	3,300	3,322
Diameter Capital CLO 6 Ltd. 5.515% due 04/15/2037 •	2,600	2,613
Dryden 54 Senior Loan Fund 5.034% due 10/19/2029 •	655	656
KKR CLO 36 Ltd. 5.055% due 10/15/2034 •	3,400	3,401
Palmer Square CLO Ltd. 4.918% due 05/21/2034 •	6,360	6,360
Rockford Tower CLO Ltd. 5.084% due 07/20/2035 •	2,100	2,102
Sound Point CLO XXIII 5.336% due 07/15/2034 •	500	502
Sycamore Tree CLO Ltd. 5.564% due 01/20/2037 •	2,900	2,915
TCW CLO Ltd. 5.494% due 01/16/2037 •	1,200	1,206
Voya CLO Ltd. 5.084% due 07/20/2032 •	692	692

		32,714

Total Asset-Backed Securities (Cost $33,177)		33,294

	SHARES
SHORT-TERM INSTRUMENTS 0.5%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.850% (e)	243,481	244

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.5%
3.676% due 01/27/2026 - 04/28/2026 (c)(d)(i)	5,715	5,661

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	December 31, 2025 (Unaudited)

Total Short-Term Instruments (Cost $5,904)		5,905

Total Investments in Securities (Cost $3,598,386)		3,537,737

	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	102,520	999

Total Short-Term Instruments (Cost $999)		999

Total Investments in Affiliates (Cost $999)		999

Total Investments 265.1% (Cost $3,599,385)		$3,538,736
Financial Derivative Instruments (g)(h) 1.9%(Cost or Premiums, net $25,460)		25,126
Other Assets and Liabilities, net (167.0)%		(2,228,763)

Net Assets 100.0%		$1,335,099

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«		Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ		Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)		Security is an Interest Only ("IO") or IO Strip.
(b)		Principal only security.
(c)		Coupon represents a weighted average yield to maturity.
(d)		Zero coupon security.
(e)		Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOS	3.980%	12/11/2025	01/07/2026		$(145,632)	$(145,987)
BPS	3.850	12/31/2025	01/07/2026		(5,819)	(5,821)
	3.970	12/30/2025	01/06/2026		(26,815)	(26,823)
SAL	3.970	12/11/2025	01/07/2026		(434,729)	(435,783)
WFS	3.970	12/11/2025	01/07/2026		(76,020)	(76,204)

Total Reverse Repurchase Agreements						$(690,618)

SHORT SALES:
Description		Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (93.1)%
Government National Mortgage Association, TBA		3.000%	02/01/2056	$18,000	$(16,186)	$(16,156)
Government National Mortgage Association, TBA		3.000	03/01/2056	10,000	(8,990)	(8,976)
Uniform Mortgage-Backed Security, TBA		1.500	01/01/2041	1,000	(902)	(905)
Uniform Mortgage-Backed Security, TBA		2.000	01/01/2041	20,500	(18,910)	(18,985)
Uniform Mortgage-Backed Security, TBA		2.000	01/01/2056	24,800	(20,129)	(20,053)
Uniform Mortgage-Backed Security, TBA		2.500	01/01/2041	1,625	(1,535)	(1,538)
Uniform Mortgage-Backed Security, TBA		2.500	02/01/2056	82,950	(70,187)	(70,125)
Uniform Mortgage-Backed Security, TBA		3.000	01/01/2041	10,800	(10,379)	(10,391)
Uniform Mortgage-Backed Security, TBA		3.000	02/01/2056	281,900	(249,426)	(249,184)
Uniform Mortgage-Backed Security, TBA		3.500	02/01/2056	190,800	(175,804)	(175,812)
Uniform Mortgage-Backed Security, TBA		4.000	02/01/2056	227,643	(216,065)	(215,813)
Uniform Mortgage-Backed Security, TBA		4.500	01/01/2056	41,477	(40,322)	(40,497)
Uniform Mortgage-Backed Security, TBA		5.000	02/01/2056	5,050	(5,018)	(5,032)
Uniform Mortgage-Backed Security, TBA		5.500	01/01/2041	86,000	(88,093)	(88,178)
Uniform Mortgage-Backed Security, TBA		5.500	02/01/2056	188,150	(190,121)	(190,619)
Uniform Mortgage-Backed Security, TBA		6.500	02/01/2056	125,650	(130,426)	(130,615)

Total Short Sales (93.1)%					$(1,242,493)	$(1,242,879)

(f)		Securities with an aggregate market value of $717,512 have been pledged as collateral under the terms of master agreements as of December 31, 2025.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(508,640) at a weighted average interest rate of 4.464%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)		FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	December 31, 2025 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 10-Year Note March Futures				03/2026	1,691	$190,132	$(360)		$0	$(343)
U.S. Ultra Treasury 10-Year Note March Futures				03/2026	161	18,518	(102)		0	(30)

							$(462)		$0	$(373)

SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 2-Year Note March Futures				03/2026	113	$(23,593)	$(22)		$8	$0

Total Futures Contracts							$(484)		$8	$(373)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.250%	Annual	03/19/2026	$314,900	$2,991	$(13)	$2,978	$14	$0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2027	26,200	(609)	215	(394)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	28,400	558	(887)	(329)	28	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2029	30,600	(993)	171	(822)	34	0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030	275,410	(15,519)	8,237	(7,282)	0	(393)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	137,400	5,550	(5,775)	(225)	224	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	70,800	500	(1,198)	(698)	123	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2032	23,000	(616)	68	(548)	0	(44)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032	26,400	(653)	420	(233)	51	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032	25,600	(580)	348	(232)	51	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	77,600	4,387	(3,459)	928	167	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	64,600	2,234	(2,274)	(40)	145	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	25,600	(275)	248	(27)	59	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035	5,700	374	(102)	272	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035	17,600	741	85	826	42	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035	90,400	(1,190)	1,499	309	215	0

Total Swap Agreements						$(3,100)	$(2,417)	$(5,517)	$1,166	$(444)

Cash of $33,112 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description			Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 10-Year Interest Rate Swap			3-Month USD-SOFR	Receive	3.906%	03/04/2026	33,600	$371	$183
	Call - OTC 10-Year Interest Rate Swap			3-Month USD-SOFR	Pay	4.098	02/06/2035	2,900	258	175

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	December 31, 2025 (Unaudited)

	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.098	02/06/2035	2,900	258	277
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.265	05/01/2035	3,600	319	235
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.265	05/01/2035	3,600	319	328
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.470	06/04/2035	3,500	314	251
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.470	06/04/2035	3,500	314	301
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.400	06/25/2035	15,000	1,339	1,045
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.400	06/25/2035	7,500	678	662
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.640	07/23/2035	14,000	1,259	1,080
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.640	07/23/2035	7,000	629	576
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.427	08/06/2035	6,600	581	464
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.427	08/06/2035	6,600	581	576
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.656	08/20/2035	17,900	1,549	1,376
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.656	08/20/2035	17,900	1,549	1,452
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	4,600	396	359
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	4,600	396	369
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.104	10/18/2027	57,500	89	92
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	03/30/2026	293,900	86	3
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.135	09/14/2026	10,400	134	54
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.635	09/14/2026	10,400	134	170
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.308	05/02/2035	7,200	640	479
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.308	05/02/2035	7,200	640	648
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.630	05/22/2035	3,800	348	292
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.630	05/22/2035	3,800	348	313
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.520	05/29/2035	3,900	351	285
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.520	05/29/2035	3,900	351	331
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.440	06/18/2035	5,600	501	396
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.440	06/18/2035	5,600	501	487
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.559	07/09/2035	13,000	1,154	965
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.559	07/09/2035	6,500	577	545
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.460	08/06/2035	9,600	844	684
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.460	08/06/2035	9,600	844	828
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.250	03/03/2026	51,000	21	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	04/03/2026	27,400	90	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.073	03/07/2035	4,200	365	250
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.073	03/07/2035	4,200	365	404
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.310	04/24/2035	3,900	345	259
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.310	04/24/2035	3,900	345	350
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.430	05/16/2035	3,800	340	267
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.430	05/16/2035	3,800	340	331
JPM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.146	10/25/2027	52,100	75	80
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.285	05/07/2035	3,900	351	259
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.285	05/07/2035	3,900	351	355
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	5,600	482	436

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	December 31, 2025 (Unaudited)

	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	5,600	482	449
MYC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.150	06/08/2026	17,000	87	56
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.313	06/08/2026	17,000	349	89
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.313	06/08/2026	17,000	349	26
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	08/07/2035	6,000	529	432
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	08/07/2035	6,000	529	514
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.242	10/29/2027	119,300	179	176
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.400	06/25/2035	16,200	1,447	1,128
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.400	06/25/2035	8,100	732	715
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.520	08/13/2035	12,800	1,126	936
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.520	08/13/2035	12,800	1,126	1,086

							$29,057	$24,879

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Cost	Market Value

GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2056		$97.375	02/05/2026		$8,000	$10	$1
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2056		98.906	02/05/2026		25,000	17	1
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2056		98.922	02/05/2026		22,500	15	1
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2056		98.906	02/05/2026		12,500	8	0

							$50	$3

Total Purchased Options							$29,107	$24,882

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.066%	02/05/2026	5,500	$(9)	$(5)
DUB	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.200	03/30/2026	12,700	(86)	(22)
GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.180	02/05/2026	12,200	(11)	(4)
NGF	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.186	02/05/2026	13,500	(12)	(4)

							$(118)	$(35)

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 02/01/2056		$93.750	02/05/2026		$8,000	$(18)	$(15)
GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2056		95.227	01/07/2026		5,800	(34)	(4)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2056		97.375	01/07/2026		57,000	(157)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 02/01/2056		93.781	02/05/2026		8,500	(21)	(16)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 03/01/2056		102.133	03/05/2026		16,500	(44)	(12)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 03/01/2056		102.141	03/05/2026		25,000	(63)	(19)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 02/01/2056		102.297	02/05/2026		12,000	(23)	(5)
MSC	Put - OTC Uniform Mortgage-Backed Security, TBA 6.500% due 02/01/2056		103.664	02/05/2026		18,500	(27)	(2)
SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2056		95.250	01/07/2026		7,200	(42)	(5)

							$(429)	$(78)

Total Written Options							$(547)	$(113)

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	December 31, 2025 (Unaudited)

(i)

Securities with an aggregate market value of $2,218 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)				Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$46	$0	$46
U.S. Government Agencies	0	3,468,808	0	3,468,808
Non-Agency Mortgage-Backed Securities	0	23,844	5,840	29,684
Asset-Backed Securities
Automobile ABS Other	0	251	0	251
Home Equity Other	0	329	0	329
Other ABS	0	32,714	0	32,714
Short-Term Instruments
Mutual Funds	0	244	0	244
U.S. Treasury Bills	0	5,661	0	5,661

	$0	$3,531,897	$5,840	$3,537,737
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$999	$0	$0	$999

Total Investments	$999	$3,531,897	$5,840	$3,538,736

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,242,879)	$0	$(1,242,879)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,174	0	1,174
Over the counter	0	24,882	0	24,882

	$0	$26,056	$0	$26,056
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(817)	0	(817)
Over the counter	0	(113)	0	(113)

	$0	$(930)	$0	$(930)

Total Financial Derivative Instruments	$0	$25,126	$0	$25,126

Totals	$999	$2,314,144	$5,840	$2,320,983

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

Schedule of Investments PIMCO High Yield Fund	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 93.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 4.3%
ABG Intermediate Holdings 2 LLC
5.966% (TSFR1M + 2.250%) due 12/21/2028 ~	$4,962	$4,976
5.966% (TSFR1M + 2.250%) due 02/13/2032 ~	2,903	2,909
Allied Universal Holdco LLC 6.966% (TSFR1M + 3.250%) due 08/20/2032 ~	4,389	4,417
Amentum Government Services Holdings LLC 5.716% (TSFR1M + 2.000%) due 09/29/2031 ~	2,798	2,810
American Axle & Manufacturing, Inc. TBD% due 02/24/2032	15,225	15,257
B&G Foods, Inc. 7.216% (TSFR1M + 3.500%) due 10/10/2029 ~	15,520	15,016
Barnes Group, Inc. 6.466% (TSFR1M + 2.750%) due 01/27/2032 ~	5,625	5,646
Bausch & Lomb Corp. 7.966% (TSFR1M + 4.250%) due 01/15/2031 ~	1,716	1,736
Charlotte Buyer, Inc. 8.011% (TSFR1M + 4.250%) due 02/11/2028 ~	7,841	7,716
Clover Holdings 2 LLC
0.250% - 3.500% due 12/10/2029 ~	2,674	2,652
7.750% due 12/09/2031 ~	27,064	26,996
Clydesdale Acquisition Holdings, Inc.
TBD% (TSFR1M + 3.250%) due 04/01/2032 ~	71	71
TBD% (TSFR1M + 3.250%) due 04/01/2032 ~	5,027	5,029
Coreweave Compute Acquisition Co. IV LLC 9.672% (TSFR3M + 6.000%) due 05/16/2029 «~	2,651	2,741
Cotiviti Corp. 6.623% (TSFR1M + 2.750%) due 05/01/2031 ~	7,841	7,553
DirecTV Financing LLC 9.352% (TSFR3M + 5.250%) due 08/02/2029 ~	7,317	7,352
Finastra USA, Inc. 7.723% (TSFR3M + 4.000%) due 09/15/2032 ~	14,375	14,099
GFL Environmental, Inc. 6.273% (TSFR3M + 2.500%) due 03/03/2032 ~	1,870	1,881
Gray Television, Inc. 9.123% (TSFR1M + 5.250%) due 06/04/2029 ~	90	90
INEOS U.S. Finance LLC
6.716% (TSFR1M + 3.000%) due 02/07/2031 ~	2,258	1,819
6.966% (TSFR1M + 3.250%) due 02/18/2030 ~	20,237	16,474
LC AHAB U.S. Bidco LLC 6.716% (TSFR1M + 3.000%) due 05/01/2031 ~	1,721	1,728
McAfee LLC 6.716% (TSFR1M + 3.000%) due 03/01/2029 ~	20,800	19,263
Newfold Digital Holdings Grp Inc.
7.384% (TSFR1M + 3.500%) due 04/30/2029 ~	720	582
9.488% (TSFR3M + 5.750%) due 04/30/2029 ~	1,259	1,188
Paradigm Parent LLC 8.172% (TSFR3M + 4.500%) due 04/16/2032 ~	3,242	2,863
Petco Health & Wellness Co., Inc. 7.184% (TSFR3M + 3.250%) due 03/03/2028 ~	9,105	9,027
Polaris Newco LLC 7.852% (TSFR3M + 3.750%) due 06/02/2028 ~	10,957	10,591
QuidelOrtho Corp. 7.716% (TSFR1M + 4.000%) due 08/20/2032 ~	15,960	15,972
Renaissance Holdings Corp. TBD% (TSFR1M + 4.000%) due 04/05/2030 ~	4,464	3,911
Specialty Building Products Holdings LLC 7.566% (TSFR1M + 3.750%) due 10/16/2028 ~	9,613	8,999
Spirit Airlines, Inc.
TBD% due 07/14/2026	1,549	1,544
TBD% due 12/09/2034 ~	7,892	6,827
TBD% (TSFR1M + 8.000%) due 07/14/2026 ~	737	735
TBD% (TSFR1M + 8.000%) due 12/09/2034 ~	2,973	2,963
Stepstone Group MidCo 2 GmbH 8.199% (TSFR3M + 4.500%) due 12/19/2031 ~	30,472	28,593
Syniverse Holdings, Inc. 10.672% (TSFR3M + 7.000%) due 05/13/2027 ~	3,859	3,738
TransDigm, Inc.
5.966% (TSFR1M + 2.250%) due 03/22/2030 ~	2,787	2,799
6.216% (TSFR1M + 2.500%) due 02/28/2031 ~	10,149	10,198
U.S. Renal Care, Inc.
1.500% due 09/25/2030 «~µ	425	421
8.831% (TSFR1M + 5.000%) due 06/28/2028 ~	2,145	2,025
9.716% (TSFR3M + 6.000%) due 09/25/2030 «~	3,400	3,332

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2025 (Unaudited)

USI, Inc. 5.922% (TSFR3M + 2.250%) due 09/29/2030 ~	7,865	7,889
Varsity Brands, Inc. 6.672% (TSFR3M + 3.000%) due 08/26/2031 ~	7,885	7,924
Veritiv Corp. 7.672% (TSFR3M + 4.000%) due 12/02/2030 ~	2,463	2,466
Virgin Media Bristol LLC 7.115% (TSFR1M + 3.250%) due 01/31/2029 ~	12,925	12,965
X Corp. 10.448% (TSFR3M + 6.500%) due 10/26/2029 ~	20,365	20,052

Total Loan Participations and Assignments (Cost $339,791)		335,835

CORPORATE BONDS & NOTES 81.2%
BANKING & FINANCE 13.2%
123 Lights Re Ltd. 14.580% (FHMMUSTF + 11.000%) due 09/14/2031 ~	250	258
Alamo Re Ltd.
12.014% (FHMMUSTF + 8.434%) due 06/07/2027 ~	2,100	2,235
15.460% (FHMMUSTF + 11.880%) due 06/08/2026 ~	2,100	2,193
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.500% due 10/01/2031	15,000	15,479
6.750% due 04/15/2028	3,000	3,065
7.000% due 01/15/2031	13,525	14,041
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.875% due 06/15/2030	5,900	6,146
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.625% due 06/01/2028	9,575	9,447
Ally Financial, Inc.
6.700% due 02/14/2033	1,000	1,046
8.000% due 11/01/2031	3,000	3,408
AmWINS Group, Inc.
4.875% due 06/30/2029	5,225	5,143
6.375% due 02/15/2029	7,450	7,666
Armor RE II Ltd. 13.810% (BRMMUSDF + 10.200%) due 05/07/2031 ~	750	807
Asurion LLC & Asurion Co-Issuer, Inc. 8.000% due 12/31/2032	12,250	12,717
Bayou Re Ltd. 22.130% (BNMMDTSC + 18.500%) due 04/30/2031 ~	250	277
Blue Ridge Re Ltd.
7.080% (FHMMUSTF + 3.500%) due 01/08/2029 ~	250	250
9.580% (FHMMUSTF + 6.000%) due 01/08/2029 ~	250	250
BNP Paribas SA 8.500% due 08/14/2028 •(e)(g)	8,000	8,511
Boost Newco Borrower LLC 7.500% due 01/15/2031	12,300	13,080
Bread Financial Holdings, Inc. 6.750% due 05/15/2031	6,250	6,479
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC 4.500% due 04/01/2027	6,269	6,217
Burford Capital Global Finance LLC
7.500% due 07/15/2033	6,325	6,044
9.250% due 07/01/2031	27,525	28,374
Cape Lookout Re Ltd. 10.480% (FHMMUSTF + 6.900%) due 03/13/2032 ~	850	901
Charles River Re Ltd. 11.262% (BNMMDTSC + 7.632%) due 05/10/2031 ~	250	262
Coinbase Global, Inc. 3.375% due 10/01/2028	11,043	10,529
CrossCountry Intermediate HoldCo LLC 6.500% due 10/01/2030	2,425	2,477
CTR Partnership LP/CareTrust Capital Corp. 3.875% due 06/30/2028	10,000	9,856
Diversified Healthcare Trust
4.375% due 03/01/2031	6,125	5,419
7.250% due 10/15/2030	5,100	5,221
EF Holdco/EF Cayman Holdings/Ellington Financial REIT Cayman/TRS/EF Cayman Non-MTM 7.375% due 09/30/2030	7,000	7,063
Encore Capital Group, Inc.
6.625% due 04/15/2031	700	704
8.500% due 05/15/2030	23,525	25,317
9.250% due 04/01/2029	6,325	6,673
Everglades Re II Ltd.
14.121% (GSMMUSTI + 10.500%) due 05/13/2031 ~	1,100	1,160
15.121% (GSMMUSTI + 11.500%) due 05/13/2031 ~	1,100	1,160
16.371% (GSMMUSTI + 12.750%) due 05/13/2031 ~	630	669
Fortitude Group Holdings LLC 6.250% due 04/01/2030	1,000	1,042
Freedom Mortgage Corp.
6.625% due 01/15/2027	6,900	6,950
12.250% due 10/01/2030	18,375	20,392
Freedom Mortgage Holdings LLC
6.875% due 05/01/2031	8,775	8,785

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2025 (Unaudited)

9.125% due 05/15/2031		900	968
9.250% due 02/01/2029		6,400	6,716
FS KKR Capital Corp. 6.125% due 01/15/2031		11,318	11,052
FTAI Aviation Investors LLC
5.500% due 05/01/2028		6,000	6,018
5.875% due 04/15/2033		2,875	2,924
7.000% due 05/01/2031		16,515	17,404
GGAM Finance Ltd. 6.875% due 04/15/2029		6,021	6,260
Golden Bear Re Ltd. 13.292% (T-BILL 1MO + 9.750%) due 01/08/2029 ~		450	450
Greengrove RE Ltd. 11.292% (T-BILL 1MO + 7.750%) due 04/08/2032 ~		300	312
Greystar Real Estate Partners LLC 7.750% due 09/01/2030		5,600	5,907
Highwoods Realty LP 3.050% due 02/15/2030		1,700	1,585
HUB International Ltd. 7.250% due 06/15/2030		9,450	9,927
Hudson Pacific Properties LP
3.250% due 01/15/2030		3,850	3,259
5.950% due 02/15/2028		5,500	5,424
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.250% due 05/15/2027		2,825	2,788
6.250% due 05/15/2026		3,380	3,387
10.000% due 11/15/2029		10,775	10,781
Integrity RE III Ltd.
13.292% (T-BILL 1MO + 9.750%) due 06/06/2027 ~		250	261
15.792% (T-BILL 1MO + 12.250%) due 06/06/2028 ~		250	264
29.042% (T-BILL 1MO + 25.500%) due 06/06/2027 ~		300	345
ION Platform Finance U.S., Inc. 7.875% due 09/30/2032		29,350	27,886
Iron Mountain Information Management Services, Inc. 5.000% due 07/15/2032		3,605	3,444
Iron Mountain, Inc.
4.500% due 02/15/2031		2,725	2,600
4.875% due 09/15/2027		13,196	13,189
4.875% due 09/15/2029		16,050	15,846
5.250% due 07/15/2030		1,900	1,879
5.625% due 07/15/2032		394	388
Jane Street Group/JSG Finance, Inc.
6.750% due 05/01/2033		23,250	24,284
7.125% due 04/30/2031		40,750	42,843
Jefferson Capital Holdings LLC 9.500% due 02/15/2029		4,825	5,090
Kona Spc Ltd. 5.718% due 09/15/2026 «•	EUR	1,000	1,179
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.250% due 02/01/2027		$6,100	6,063
4.750% due 06/15/2029		2,075	2,054
7.000% due 07/15/2031		6,450	6,843
Longleaf Pine Re Ltd. 21.553% (GSMMUSTI + 17.932%) due 05/27/2031 ~		1,150	1,264
Luca RE Ltd. 10.910% (JMMMUSTF + 7.250%) due 07/22/2031 ~		250	258
Millrose Properties, Inc.
6.250% due 09/15/2032		2,700	2,726
6.375% due 08/01/2030		5,825	5,964
MMIFS Re Ltd. 5.208% (CAONINDX + 2.900%) due 01/10/2033 ~	CAD	250	183
MPT Operating Partnership LP/MPT Finance Corp. 8.500% due 02/15/2032		$9,650	10,313
Nature Coast Re Ltd. 13.371% (GSMMUSTI + 9.750%) due 04/10/2033 ~		250	260
Navient Corp. 6.750% due 06/15/2026		424	430
Newmark Group, Inc. 7.500% due 01/12/2029		35,575	38,197
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		3,925	3,842
5.625% due 09/29/2028		18,150	18,212
6.125% due 09/30/2030		26,850	26,873
6.950% due 09/15/2026		3,075	3,119
OneMain Finance Corp.
3.500% due 01/15/2027		7,434	7,367
5.375% due 11/15/2029		9,000	9,011
6.125% due 05/15/2030		10,050	10,270
6.625% due 05/15/2029		13,650	14,155
6.750% due 09/15/2033		16,000	16,222
7.500% due 05/15/2031		15,725	16,557
Orange Capital RE DAC 8.026% (EUR003M + 6.000%) due 01/17/2029 ~	EUR	250	306
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. 6.375% due 02/01/2027		$13,314	13,362

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2025 (Unaudited)

Palm RE Ltd.
11.380% (BNMMDTSC + 7.750%) due 06/07/2032 ~		250	261
13.330% (BNMMDTSC + 9.700%) due 06/09/2031 ~		250	265
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (d)		7,650	5,907
Panther Escrow Issuer LLC 7.125% due 06/01/2031		27,025	28,022
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 5.875% due 10/01/2028		3,100	3,105
Pebblebrook Hotel LP/PEB Finance Corp. 6.375% due 10/15/2029		8,885	9,127
PennyMac Financial Services, Inc.
4.250% due 02/15/2029		13,000	12,766
5.750% due 09/15/2031		7,500	7,564
6.875% due 05/15/2032		8,900	9,322
7.125% due 11/15/2030		14,650	15,457
7.875% due 12/15/2029		7,650	8,145
Purple Re Ltd. 12.786% (JMMMUSTF + 9.126%) due 06/06/2031 ~		1,300	1,369
RHP Hotel Properties LP/RHP Finance Corp. 4.500% due 02/15/2029		17,000	16,845
RLJ Lodging Trust LP
3.750% due 07/01/2026		2,105	2,100
4.000% due 09/15/2029		8,600	8,164
Rocket Cos., Inc.
6.125% due 08/01/2030		22,025	22,779
6.500% due 08/01/2029		15,440	15,944
7.125% due 02/01/2032		11,450	12,051
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.625% due 03/01/2029		4,100	3,963
3.875% due 03/01/2031		5,800	5,512
SBA Communications Corp. 3.125% due 02/01/2029		20,500	19,627
Service Properties Trust 0.000% due 09/30/2028 (d)		15,100	13,664
SLM Corp. 6.500% due 01/31/2030		7,975	8,267
Starwood Property Trust, Inc.
4.375% due 01/15/2027		1,000	994
5.250% due 10/15/2028		4,550	4,600
5.750% due 01/15/2031		17,675	17,887
6.000% due 04/15/2030		4,425	4,558
6.500% due 07/01/2030		6,875	7,196
6.500% due 10/15/2030		4,775	4,982
Synchrony Financial 7.250% due 02/02/2033		1,000	1,075
Torrey Pines Re Ltd.
9.696% (JMMMUSTF + 6.036%) due 06/07/2032 ~		250	262
10.766% (JMMMUSTF + 7.106%) due 06/07/2032 ~		300	313
12.988% (BRMMUSDF + 9.378%) due 06/05/2031 ~		250	255
UniCredit SpA 5.459% due 06/30/2035 •		18,500	18,868
Ursa Re II Ltd. 8.542% (T-BILL 3MO + 5.000%) due 12/07/2029 ~		250	250
Ursa Re Ltd. 11.121% (GSMMUSTI + 7.500%) due 02/22/2028 ~		550	561
USI, Inc. 7.500% due 01/15/2032		500	525
UWM Holdings LLC 6.250% due 03/15/2031		10,800	10,788
Veraison Re Ltd. 8.621% (GSMMUSTI + 5.000%) due 03/08/2033 ~		250	258
VFH Parent LLC/Valor Co-Issuer, Inc. 7.500% due 06/15/2031		7,400	7,769
Vornado Realty LP 3.400% due 06/01/2031		4,270	3,876
Windmill III Re DAC 7.236% (EUR003M + 5.210%) due 07/05/2028 ~	EUR	250	302
Winston RE Ltd. 10.130% (BNMMDTSC + 6.500%) due 02/21/2028 ~		$250	258

			1,032,027

INDUSTRIALS 63.7%
1011778 BC ULC/New Red Finance, Inc.
3.500% due 02/15/2029		13,950	13,528
3.875% due 01/15/2028		20,000	19,734
4.000% due 10/15/2030		43,900	41,860
4.375% due 01/15/2028		9,000	8,976
1261229 BC Ltd. 10.000% due 04/15/2032		20,100	20,919
180 Medical, Inc. 3.875% due 10/15/2029		11,000	10,736
ADT Security Corp. 5.875% due 10/15/2033		24,525	24,854

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2025 (Unaudited)

Advance Auto Parts, Inc.
3.900% due 04/15/2030	750	689
7.000% due 08/01/2030	19,775	19,956
Advantage Sales & Marketing, Inc. 6.500% due 11/15/2028	3,750	3,069
Ahlstrom Holding 3 OYJ 4.875% due 02/04/2028	21,543	21,224
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.500% due 03/15/2029	3,125	3,005
4.625% due 01/15/2027	4,801	4,801
5.500% due 03/31/2031	2,500	2,529
5.875% due 02/15/2028	5,284	5,322
Albion Financing 1 SARL/Aggreko Holdings, Inc. 7.000% due 05/21/2030	46,405	48,621
Allied Universal Holdco LLC 7.875% due 02/15/2031	3,025	3,190
Allison Transmission, Inc.
3.750% due 01/30/2031	12,775	12,038
4.750% due 10/01/2027	2,425	2,423
Altice France SA 6.875% due 10/15/2030	11,706	11,364
Alumina Pty. Ltd. 6.125% due 03/15/2030	4,750	4,924
AMC Networks, Inc. 10.250% due 01/15/2029	10,450	10,965
Amer Sports Co. 6.750% due 02/16/2031	6,750	7,083
American Airlines Pass-Through Trust 3.375% due 11/01/2028	2,465	2,435
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500% due 04/20/2026	5,668	5,679
5.750% due 04/20/2029	20,525	20,914
American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029	16,958	16,358
4.000% due 01/15/2028	9,125	9,069
ams-OSRAM AG 12.250% due 03/30/2029	17,719	18,909
Apache Corp. 4.875% due 11/15/2027	3,900	3,846
APi Group DE, Inc. 4.125% due 07/15/2029	19,750	19,297
APLD ComputeCo LLC 9.250% due 12/15/2030	1,975	1,939
Aramark Services, Inc. 5.000% due 02/01/2028	10,825	10,833
Arcosa, Inc. 6.875% due 08/15/2032	600	635
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.250% due 09/01/2028	3,000	2,892
6.250% due 01/30/2031	22,775	23,308
Ascent Resources Utica Holdings LLC/ARU Finance Corp. 5.875% due 06/30/2029	2,225	2,239
Aston Martin Capital Holdings Ltd. 10.000% due 03/31/2029	15,175	14,135
AthenaHealth Group, Inc. 6.500% due 02/15/2030	8,650	8,631
ATS Corp. 4.125% due 12/15/2028	11,000	10,774
Avantor Funding, Inc. 4.625% due 07/15/2028	8,650	8,610
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.750% due 04/01/2028	18,201	17,814
5.750% due 07/15/2027	2,818	2,834
Axalta Coating Systems Dutch Holding B BV 7.250% due 02/15/2031	725	766
Axalta Coating Systems LLC 3.375% due 02/15/2029	19,100	18,437
Axon Enterprise, Inc.
6.125% due 03/15/2030	7,150	7,399
6.250% due 03/15/2033	1,800	1,880
B&G Foods, Inc. 8.000% due 09/15/2028	13,750	13,545
Ball Corp. 2.875% due 08/15/2030	24,475	22,648
Bausch & Lomb Corp. 8.375% due 10/01/2028	20,340	21,255
Beacon Mobility Corp. 7.250% due 08/01/2030	8,775	9,183
Beignet Investor LLC 6.581% due 05/30/2049	50,975	53,901
BellRing Brands, Inc. 7.000% due 03/15/2030	2,000	2,069
BKV Upstream Midstream LLC 7.500% due 10/15/2030	14,700	14,970
Block, Inc.
2.750% due 06/01/2026	10,850	10,791

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2025 (Unaudited)

3.500% due 06/01/2031	26,075	24,527
5.625% due 08/15/2030	16,500	16,844
6.000% due 08/15/2033	8,000	8,217
6.500% due 05/15/2032	16,200	16,856
Boise Cascade Co. 4.875% due 07/01/2030	800	795
Bombardier, Inc. 8.750% due 11/15/2030	1,250	1,352
Boyd Gaming Corp. 4.750% due 06/15/2031	4,450	4,351
Brightstar Lottery PLC/Brightstar Global Solutions Corp. 5.750% due 01/15/2033	4,200	4,172
Brink's Co. 4.625% due 10/15/2027	4,125	4,128
Builders FirstSource, Inc.
4.250% due 02/01/2032	24,457	23,309
5.000% due 03/01/2030	12,100	12,074
BWX Technologies, Inc.
4.125% due 06/30/2028	4,350	4,300
4.125% due 04/15/2029	11,025	10,752
Camelot Finance SA 4.500% due 11/01/2026	1,501	1,492
Carnival Corp.
4.000% due 08/01/2028	3,000	2,957
5.750% due 03/15/2030	7,950	8,183
5.750% due 08/01/2032	42,425	43,593
5.875% due 06/15/2031	5,225	5,401
Carpenter Technology Corp. 5.625% due 03/01/2034	6,625	6,737
Carvana Co.
9.000% due 06/01/2030	11,025	11,570
9.000% due 06/01/2031	4,200	4,742
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% due 02/01/2031	27,975	25,722
4.500% due 08/15/2030	27,000	25,439
4.500% due 05/01/2032	6,400	5,748
4.750% due 03/01/2030	26,800	25,612
5.000% due 02/01/2028	22,775	22,608
5.125% due 05/01/2027	5,500	5,496
5.375% due 06/01/2029	24,300	24,042
Celanese U.S. Holdings LLC
1.400% due 08/05/2026	8,102	7,979
6.500% due 04/15/2030 (k)	2,450	2,464
7.000% due 02/15/2031	450	461
Centene Corp. 2.450% due 07/15/2028	400	375
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.000% due 06/15/2029	6,725	5,853
Century Communities, Inc. 6.625% due 09/15/2033	6,375	6,451
Cerdia Finanz GmbH 9.375% due 10/03/2031	37,856	39,323
Cheplapharm Arzneimittel GmbH 5.500% due 01/15/2028	2,514	2,489
Chobani LLC/Chobani Finance Corp., Inc.
4.625% due 11/15/2028	1,875	1,882
7.625% due 07/01/2029	4,553	4,755
Chord Energy Corp.
6.000% due 10/01/2030	13,275	13,488
6.750% due 03/15/2033	29,050	30,060
CHS/Community Health Systems, Inc.
4.750% due 02/15/2031	19,975	17,809
5.250% due 05/15/2030	6,175	5,811
6.000% due 01/15/2029	11,942	11,985
9.750% due 01/15/2034	25,950	27,288
10.875% due 01/15/2032	13,342	14,579
Churchill Downs, Inc.
4.750% due 01/15/2028	21,900	21,902
5.500% due 04/01/2027	375	376
6.750% due 05/01/2031	8,400	8,721
Cimpress PLC 7.375% due 09/15/2032	125	128
Cipher Compute LLC 7.125% due 11/15/2030	1,375	1,402
Civitas Resources, Inc.
5.000% due 10/15/2026	4,550	4,554
8.750% due 07/01/2031	8,575	8,906
9.625% due 06/15/2033	8,680	9,377
Clarivate Science Holdings Corp. 3.875% due 07/01/2028	16,700	16,224
Clear Channel Outdoor Holdings, Inc.
7.125% due 02/15/2031	2,525	2,653
7.500% due 03/15/2033	3,625	3,832
Cleveland-Cliffs, Inc.
6.875% due 11/01/2029	2,144	2,222
7.625% due 01/15/2034	19,090	19,964

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2025 (Unaudited)

Cloud Software Group, Inc.
6.500% due 03/31/2029	18,425	18,678
6.625% due 08/15/2033	11,800	11,702
Clydesdale Acquisition Holdings, Inc.
6.625% due 04/15/2029	10,000	10,209
6.750% due 04/15/2032	5,175	5,325
6.875% due 01/15/2030	9,350	9,595
8.750% due 04/15/2030	26,050	26,503
Cogent Communications Group LLC/Cogent Finance, Inc.
6.500% due 07/01/2032 (k)	24,675	23,107
7.000% due 06/15/2027	13,075	13,124
Commercial Metals Co.
5.750% due 11/15/2033	6,500	6,650
6.000% due 12/15/2035	8,925	9,155
CommScope LLC 4.750% due 09/01/2029	6,625	6,621
Comstock Resources, Inc.
5.875% due 01/15/2030	5,300	5,159
6.750% due 03/01/2029	9,300	9,316
Connect Finco SARL/Connect U.S. Finco LLC 9.000% due 09/15/2029	2,000	2,124
CoreWeave, Inc.
9.000% due 02/01/2031	11,270	10,343
9.250% due 06/01/2030	5,650	5,259
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.500% due 06/15/2031	37,945	37,565
Crescent Energy Finance LLC
7.375% due 01/15/2033	7,950	7,549
8.375% due 01/15/2034	7,475	7,430
Crocs, Inc. 4.125% due 08/15/2031	5,000	4,644
Crowdstrike Holdings, Inc. 3.000% due 02/15/2029	20,971	20,142
Czechoslovak Group AS 6.500% due 01/10/2031	19,200	19,747
Danaos Corp. 6.875% due 10/15/2032	8,175	8,461
DaVita, Inc. 4.625% due 06/01/2030	13,225	12,869
Dcli Bidco LLC 7.750% due 11/15/2029	11,275	11,599
Deluxe Corp. 8.125% due 09/15/2029	4,750	5,010
Diamond Foreign Asset Co./Diamond Finance LLC 8.500% due 10/01/2030	16,425	17,459
Directv Financing LLC 8.875% due 02/01/2030	19,625	19,881
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.875% due 08/15/2027	1,589	1,599
Discovery Communications LLC
3.625% due 05/15/2030	4,050	3,734
3.950% due 03/20/2028	14,875	14,622
6.350% due 06/01/2040	1,100	912
DISH DBS Corp. 5.125% due 06/01/2029	75	67
DISH Network Corp. 11.750% due 11/15/2027	18,211	18,965
DT Midstream, Inc. 4.375% due 06/15/2031	2,775	2,718
EchoStar Corp. 10.750% due 11/30/2029	31,594	34,962
EchoStar Corp. (6.750% Cash or 6.750% PIK) 6.750% due 11/30/2030 (a)	13,725	14,078
Efesto Bidco SpA Efesto U.S. LLC 7.500% due 02/15/2032	8,575	8,682
Element Solutions, Inc. 3.875% due 09/01/2028	8,500	8,314
Ellucian Holdings, Inc. 6.500% due 12/01/2029	5,475	5,596
Excelerate Energy LP 8.000% due 05/15/2030	8,800	9,330
Fair Isaac Corp. 4.000% due 06/15/2028	3,100	3,069
Fibercop SpA
6.000% due 09/30/2034	675	643
6.375% due 11/15/2033	6,600	6,557
7.200% due 07/18/2036	2,450	2,444
First Quantum Minerals Ltd. 7.250% due 02/15/2034	1,300	1,368
First Student Bidco, Inc./First Transit Parent, Inc. 4.000% due 07/31/2029	13,250	12,925
Fortescue Treasury Pty. Ltd.
4.375% due 04/01/2031	5,387	5,215
4.500% due 09/15/2027	6,625	6,614
5.875% due 04/15/2030	3,147	3,239

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2025 (Unaudited)

Fortress Intermediate 3, Inc. 7.500% due 06/01/2031	6,325	6,608
Froneri Lux FinCo SARL 6.000% due 08/01/2032	8,625	8,750
Frontier Communications Holdings LLC
6.000% due 01/15/2030	19,200	19,541
8.625% due 03/15/2031	5,500	5,805
Gap, Inc. 3.625% due 10/01/2029	11,529	10,946
GFL Environmental, Inc.
3.500% due 09/01/2028	8,000	7,872
4.000% due 08/01/2028	14,900	14,705
4.375% due 08/15/2029	3,000	2,952
Global Medical Response, Inc. 7.375% due 10/01/2032	10,500	10,934
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
3.500% due 03/01/2029	12,100	11,627
5.250% due 12/01/2027	1,727	1,733
Goat Holdco LLC 6.750% due 02/01/2032	6,398	6,576
goeasy Ltd.
6.875% due 05/15/2030	2,475	2,365
7.375% due 10/01/2030	24,525	23,621
7.625% due 07/01/2029	15,375	15,216
9.250% due 12/01/2028	10,750	11,062
Graham Holdings Co. 5.625% due 12/01/2033	8,625	8,730
Graham Packaging Co., Inc. 7.125% due 08/15/2028	25,050	25,122
Graphic Packaging International LLC
3.750% due 02/01/2030	2,450	2,326
4.750% due 07/15/2027	1,075	1,076
Gray Media, Inc.
4.750% due 10/15/2030	1,825	1,417
5.375% due 11/15/2031	3,200	2,402
9.625% due 07/15/2032	17,600	18,278
10.500% due 07/15/2029 (k)	5,355	5,768
Griffon Corp. 5.750% due 03/01/2028	14,945	14,982
Grifols SA 4.750% due 10/15/2028	6,000	5,930
Gulfport Energy Operating Corp. 6.750% due 09/01/2029	4,150	4,291
HealthEquity, Inc. 4.500% due 10/01/2029	11,800	11,607
Herc Holdings, Inc. 5.750% due 03/15/2031	4,550	4,620
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032	19,000	17,652
3.750% due 05/01/2029	9,400	9,163
4.000% due 05/01/2031	12,100	11,593
5.750% due 09/15/2033	5,375	5,504
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 5.000% due 06/01/2029	2,075	2,017
Hologic, Inc. 3.250% due 02/15/2029	17,675	17,434
Howard Midstream Energy Partners LLC
6.625% due 01/15/2034	8,145	8,371
7.375% due 07/15/2032	15,245	16,096
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (a)	2,225	2,253
IHO Verwaltungs GmbH (7.750% Cash or 8.500% PIK) 7.750% due 11/15/2030 (a)	8,750	9,201
Imola Merger Corp. 4.750% due 05/15/2029	12,400	12,249
INEOS Finance PLC 6.750% due 05/15/2028	4,000	3,557
Ingevity Corp. 3.875% due 11/01/2028	46,104	45,087
Insulet Corp. 6.500% due 04/01/2033	4,850	5,074
IQVIA, Inc. 6.250% due 06/01/2032	24,850	25,997
JetBlue Airways Corp./JetBlue Loyalty LP 9.875% due 09/20/2031	31,850	32,116
KBR, Inc. 4.750% due 09/30/2028	1,982	1,953
Kodiak Gas Services LLC
6.500% due 10/01/2033	7,125	7,280
6.750% due 10/01/2035	3,775	3,883
7.250% due 02/15/2029	2,850	2,967
Kraken Oil & Gas Partners LLC 7.625% due 08/15/2029	21,850	21,659
Lamar Media Corp.
3.625% due 01/15/2031	2,800	2,638
3.750% due 02/15/2028	5,565	5,482

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2025 (Unaudited)

4.000% due 02/15/2030	4,800	4,655
5.375% due 11/01/2033	3,450	3,432
Lamb Weston Holdings, Inc. 4.875% due 05/15/2028	4,000	4,005
Level 3 Financing, Inc.
6.875% due 06/30/2033	4,525	4,634
7.000% due 03/31/2034	22,325	23,025
LifePoint Health, Inc.
8.375% due 02/15/2032	9,675	10,510
9.875% due 08/15/2030	9,575	10,321
11.000% due 10/15/2030	23,070	25,328
Light & Wonder International, Inc. 7.500% due 09/01/2031	1,700	1,777
Lithia Motors, Inc.
3.875% due 06/01/2029	1,000	968
4.625% due 12/15/2027	5,175	5,188
5.500% due 10/01/2030	11,050	11,134
Live Nation Entertainment, Inc. 3.750% due 01/15/2028	9,175	9,043
Madison IAQ LLC 4.125% due 06/30/2028	3,100	3,049
Matador Resources Co.
6.250% due 04/15/2033	23,124	23,243
6.500% due 04/15/2032	14,101	14,310
Match Group Holdings II LLC
3.625% due 10/01/2031	2,975	2,744
4.625% due 06/01/2028	5,000	4,979
5.000% due 12/15/2027	9,807	9,831
Mauser Packaging Solutions Holding Co. 7.875% due 04/15/2030	4,525	4,493
Maxam Prill SARL 7.750% due 07/15/2030	3,625	3,766
McGraw-Hill Education, Inc.
5.750% due 08/01/2028	6,659	6,698
7.375% due 09/01/2031	5,900	6,229
Medline Borrower LP
3.875% due 04/01/2029	53,550	52,319
5.250% due 10/01/2029 (k)	1,000	1,006
Merlin Entertainments Group U.S. Holdings, Inc. 7.375% due 02/15/2031	13,950	12,438
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.875% due 05/01/2029	2,470	2,431
Mineral Resources Ltd. 7.000% due 04/01/2031	7,225	7,541
Moss Creek Resources Holdings, Inc. 8.250% due 09/01/2031	3,675	3,522
Motion Finco SARL 8.375% due 02/15/2032	13,775	12,382
Murphy Oil USA, Inc.
3.750% due 02/15/2031	9,775	9,184
5.625% due 05/01/2027	5,250	5,259
Nabors Industries, Inc.
7.625% due 11/15/2032	30,550	30,046
8.875% due 08/15/2031 (k)	1,175	1,141
National Mentor Holdings, Inc. 10.500% due 12/15/2030	19,425	19,546
NCL Corp. Ltd. 5.875% due 01/15/2031	7,475	7,451
NCR Atleos Corp. 9.500% due 04/01/2029	5,650	6,136
NCR Voyix Corp.
5.125% due 04/15/2029	7,000	6,972
5.250% due 10/01/2030	10,500	10,106
Neptune Bidco U.S., Inc.
9.290% due 04/15/2029	15,500	15,536
10.375% due 05/15/2031	10,900	11,182
Newfold Digital Holdings Group, Inc. 11.750% due 04/30/2029	24,151	22,295
Nissan Motor Co. Ltd.
4.345% due 09/17/2027	3,000	2,962
4.810% due 09/17/2030	1,600	1,509
Noble Finance II LLC 8.000% due 04/15/2030	31,864	33,125
Nordstrom, Inc.
4.250% due 08/01/2031	1,850	1,718
4.375% due 04/01/2030	250	239
5.000% due 01/15/2044	6,000	4,518
Northriver Midstream Finance LP 6.750% due 07/15/2032	15,875	16,189
NOVA Chemicals Corp. 4.250% due 05/15/2029	4,175	4,086
Novelis Corp.
3.875% due 08/15/2031	3,400	3,102
4.750% due 01/30/2030	9,450	9,135
6.875% due 01/30/2030	2,600	2,701

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2025 (Unaudited)

NuStar Logistics LP 6.375% due 10/01/2030	13,625	14,349
Odeon Finco PLC 12.750% due 11/01/2027	1,150	1,187
Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028	5,906	5,737
7.250% due 02/15/2033	20,025	20,142
ON Semiconductor Corp. 3.875% due 09/01/2028	13,000	12,767
Open Text Corp. 3.875% due 12/01/2029	1,375	1,307
Open Text Holdings, Inc. 4.125% due 02/15/2030	5,965	5,705
Option Care Health, Inc. 4.375% due 10/31/2029	15,000	14,720
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.125% due 04/30/2028	22,775	22,288
6.750% due 05/15/2034	2,100	1,892
Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc. 8.750% due 04/17/2032	5,100	4,625
Park River Holdings, Inc. 8.000% due 03/15/2031	2,075	2,148
Performance Food Group, Inc.
4.250% due 08/01/2029	15,075	14,795
5.500% due 10/15/2027	2,000	2,004
Permian Resources Operating LLC
5.875% due 07/01/2029	9,709	9,798
6.250% due 02/01/2033	9,050	9,288
7.000% due 01/15/2032	7,750	8,107
8.000% due 04/15/2027	2,900	2,948
Pilgrim's Pride Corp. 3.500% due 03/01/2032	3,200	2,959
Post Holdings, Inc.
4.500% due 09/15/2031	9,850	9,347
4.625% due 04/15/2030	20,475	19,955
6.500% due 03/15/2036	29,875	29,940
Precision Drilling Corp. 6.875% due 01/15/2029	2,400	2,429
Prime Healthcare Services, Inc. 9.375% due 09/01/2029	9,300	9,780
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375% due 08/31/2027	3,000	2,945
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
4.375% due 04/30/2029	11,050	10,764
6.250% due 04/01/2029	24,743	24,955
PTC, Inc. 4.000% due 02/15/2028	6,205	6,135
Qnity Electronics, Inc. 5.750% due 08/15/2032	8,950	9,162
Quikrete Holdings, Inc. 6.375% due 03/01/2032	33,965	35,376
QXO Building Products, Inc. 6.750% due 04/30/2032	19,925	20,826
Rakuten Group, Inc.
8.125% due 12/15/2029 •(e)	3,025	3,118
9.750% due 04/15/2029	20,950	23,451
11.250% due 02/15/2027	5,800	6,207
Rand Parent LLC 8.500% due 02/15/2030	4,975	5,187
Range Resources Corp. 4.750% due 02/15/2030	9,425	9,308
Raven Acquisition Holdings LLC 6.875% due 11/15/2031	19,575	20,189
ROBLOX Corp. 3.875% due 05/01/2030	10,000	9,576
Sabre GLBL, Inc. 10.750% due 03/15/2030	139	114
Science Applications International Corp. 5.875% due 11/01/2033	6,125	6,213
Seadrill Finance Ltd. 8.375% due 08/01/2030	28,375	29,529
Seagate Data Storage Technology Pte. Ltd.
4.091% due 06/01/2029	7,988	7,836
5.750% due 12/01/2034	900	925
5.875% due 07/15/2030	12,000	12,385
9.625% due 12/01/2032	10,000	11,358
Service Corp. International 3.375% due 08/15/2030	14,875	13,921
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.750% due 08/15/2032	325	336
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.625% due 03/01/2029	26,950	25,993
Sirius XM Radio LLC
3.125% due 09/01/2026	10,275	10,217
3.875% due 09/01/2031 (k)	25,525	23,524
4.125% due 07/01/2030	26,645	25,359

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2025 (Unaudited)

5.000% due 08/01/2027	1,950	1,961
SK Invictus Intermediate II SARL 5.000% due 10/30/2029	3,245	3,216
SM Energy Co.
6.750% due 08/01/2029	9,654	9,730
7.000% due 08/01/2032	3,325	3,271
Smyrna Ready Mix Concrete LLC 6.000% due 11/01/2028	4,550	4,575
Snap, Inc.
6.875% due 03/01/2033	17,347	17,989
6.875% due 03/15/2034	21,000	21,638
Specialty Building Products Holdings LLC/SBP Finance Corp. 7.750% due 10/15/2029	2,825	2,759
Speedway Motorsports LLC/Speedway Funding II, Inc. 4.875% due 11/01/2027	12,500	12,491
SS&C Technologies, Inc.
5.500% due 09/30/2027	1,700	1,703
6.500% due 06/01/2032	2,875	2,994
Stagwell Global LLC 5.625% due 08/15/2029	21,625	21,104
Standard Industries, Inc.
3.375% due 01/15/2031	24,100	22,155
4.375% due 07/15/2030	4,575	4,417
4.750% due 01/15/2028	5,000	4,992
Staples, Inc. 10.750% due 09/01/2029	8,400	8,362
Star Parent, Inc. 9.000% due 10/01/2030	6,075	6,491
Station Casinos LLC
4.500% due 02/15/2028	13,925	13,818
6.625% due 03/15/2032	6,542	6,727
Stonepeak Nile Parent LLC 7.250% due 03/15/2032	5,750	6,092
Sunoco LP
4.500% due 10/01/2029	3,000	2,931
5.625% due 03/15/2031	15,000	15,118
6.250% due 07/01/2033	2,500	2,562
7.000% due 05/01/2029	9,325	9,731
Sunoco LP/Sunoco Finance Corp. 4.500% due 05/15/2029	3,550	3,488
Synergy Infrastructure Holdings LLC 7.875% due 12/01/2030	3,080	3,201
Talos Production, Inc. 9.000% due 02/01/2029	4,200	4,376
Taylor Morrison Communities, Inc. 5.750% due 11/15/2032	4,400	4,530
Teleflex, Inc. 4.625% due 11/15/2027	5,059	5,055
Tenet Healthcare Corp.
4.375% due 01/15/2030	11,000	10,802
5.500% due 11/15/2032	23,725	24,066
6.000% due 11/15/2033	2,575	2,653
Teva Pharmaceutical Finance Netherlands III BV 6.000% due 12/01/2032	14,785	15,528
TGS ASA 8.500% due 01/15/2030	18,188	19,059
Tidewater, Inc. 9.125% due 07/15/2030	3,350	3,597
TK Elevator U.S. Newco, Inc. 5.250% due 07/15/2027	13,182	13,193
TopBuild Corp.
3.625% due 03/15/2029	24,571	23,818
4.125% due 02/15/2032	22,558	21,445
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC 9.500% due 05/15/2030	13,150	13,144
TransDigm, Inc.
4.625% due 01/15/2029	15,800	15,709
6.000% due 01/15/2033	15,000	15,364
6.250% due 01/31/2034	4,800	4,983
6.375% due 03/01/2029	23,400	24,161
6.750% due 01/31/2034	10,250	10,684
6.875% due 12/15/2030	14,625	15,313
7.125% due 12/01/2031	3,750	3,946
Transocean Aquila Ltd. 8.000% due 09/30/2028	723	744
Transocean International Ltd.
7.875% due 10/15/2032	10,388	10,898
8.250% due 05/15/2029	1,550	1,563
8.500% due 05/15/2031	13,525	13,406
8.750% due 02/15/2030	5,513	5,763
Travel & Leisure Co. 4.625% due 03/01/2030	3,375	3,306
Trivium Packaging Finance BV 8.250% due 07/15/2030	5,715	6,131
Tronox, Inc. 9.125% due 09/30/2030	2,450	2,448

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2025 (Unaudited)

Twilio, Inc.
3.625% due 03/15/2029	3,000	2,903
3.875% due 03/15/2031	6,200	5,929
U.S. Acute Care Solutions LLC 9.750% due 05/15/2029	6,225	6,279
U.S. Foods, Inc.
4.625% due 06/01/2030	7,000	6,914
4.750% due 02/15/2029	23,375	23,279
5.750% due 04/15/2033	600	612
6.875% due 09/15/2028	3,525	3,651
UKG, Inc. 6.875% due 02/01/2031	13,475	13,863
United Airlines, Inc. 4.375% due 04/15/2026	5,325	5,322
United Rentals North America, Inc.
3.750% due 01/15/2032	5,200	4,893
3.875% due 02/15/2031	1,000	955
4.000% due 07/15/2030	10,000	9,700
4.875% due 01/15/2028	2,000	2,001
6.125% due 03/15/2034	21,050	21,954
Univision Communications, Inc.
4.500% due 05/01/2029	16,268	15,639
7.375% due 06/30/2030	3,500	3,570
8.000% due 08/15/2028	16,100	16,687
8.500% due 07/31/2031	975	1,019
9.375% due 08/01/2032	16,525	17,773
USA Compression Partners LP/USA Compression Finance Corp.
6.250% due 10/01/2033	10,175	10,302
7.125% due 03/15/2029	2,000	2,071
Valaris Ltd. 8.375% due 04/30/2030	39,525	41,149
Venture Global Calcasieu Pass LLC
3.875% due 11/01/2033	6,925	5,942
4.125% due 08/15/2031	5,200	4,735
Venture Global LNG, Inc.
7.000% due 01/15/2030	38,025	36,624
8.125% due 06/01/2028	3,000	3,040
8.375% due 06/01/2031	67,100	66,765
9.500% due 02/01/2029	12,700	13,171
9.875% due 02/01/2032	8,962	9,264
Venture Global Plaquemines LNG LLC
6.125% due 12/15/2030	31,875	32,478
6.500% due 01/15/2034	12,350	12,656
6.500% due 06/15/2034	15,075	15,411
6.750% due 01/15/2036	9,166	9,393
7.500% due 05/01/2033	13,575	14,675
7.750% due 05/01/2035	4,300	4,711
Veritiv Operating Co. 10.500% due 11/30/2030	6,775	7,293
Versant Media Group, Inc. 7.250% due 01/30/2031	17,975	18,555
Vertiv Group Corp. 4.125% due 11/15/2028	15,000	14,825
Viking Cruises Ltd.
5.875% due 10/15/2033	8,125	8,255
7.000% due 02/15/2029	4,300	4,340
9.125% due 07/15/2031	20,200	21,642
Virgin Media Finance PLC 5.000% due 07/15/2030	9,000	7,943
Virgin Media Secured Finance PLC
4.500% due 08/15/2030	13,000	12,082
5.500% due 05/15/2029	26,825	26,444
Viridien 10.000% due 10/15/2030	3,781	3,990
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.375% due 02/01/2030 (k)	5,125	4,881
7.875% due 05/01/2027 (k)	10,875	10,963
9.500% due 06/01/2028	10,733	11,140
Vmed O2 U.K. Financing I PLC
4.250% due 01/31/2031	16,000	14,604
4.750% due 07/15/2031	16,000	14,784
7.750% due 04/15/2032	35,825	37,378
VOC Escrow Ltd. 5.000% due 02/15/2028	5,000	5,002
Voyager Parent LLC 9.250% due 07/01/2032	7,750	8,228
VZ Secured Financing BV
5.000% due 01/15/2032	6,691	6,060
7.500% due 01/15/2033	35,150	35,644
Warnermedia Holdings, Inc.
3.755% due 03/15/2027	5,457	5,430
4.054% due 03/15/2029	9,150	8,902
4.279% due 03/15/2032	14,495	12,742
5.050% due 03/15/2042	18,675	13,189
Wayfair LLC
6.750% due 11/15/2032	4,500	4,632

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2025 (Unaudited)

7.250% due 10/31/2029	3,743	3,910
7.750% due 09/15/2030	5,505	5,884
WBI Operating LLC
6.250% due 10/15/2030	9,475	9,539
6.500% due 10/15/2033	3,400	3,389
Weatherford International Ltd. 6.750% due 10/15/2033	28,925	29,638
Western Digital Corp.
2.850% due 02/01/2029	5,500	5,284
3.100% due 02/01/2032	1,000	923
4.750% due 02/15/2026	750	753
WEX, Inc. 6.500% due 03/15/2033	350	360
White Cap Supply Holdings LLC 7.375% due 11/15/2030	3,725	3,868
Wildfire Intermediate Holdings LLC 7.500% due 10/15/2029	2,480	2,510
Williams Scotsman, Inc. 4.625% due 08/15/2028	4,742	4,744
Windstream Services LLC/Windstream Escrow Finance Corp. 8.250% due 10/01/2031	8,075	8,484
WR Grace Holdings LLC
5.625% due 08/15/2029	4,300	4,110
6.625% due 08/15/2032	10,850	10,996
7.375% due 03/01/2031	200	206
Wyndham Hotels & Resorts, Inc. 4.375% due 08/15/2028	6,600	6,538
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.250% due 05/15/2027	16,000	16,071
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.125% due 10/01/2029	8,000	8,052
6.250% due 03/15/2033	5,025	5,141
7.125% due 02/15/2031	12,500	13,534
XPLR Infrastructure Operating Partners LP 7.250% due 01/15/2029	1,100	1,128
Yum! Brands, Inc.
3.625% due 03/15/2031	14,100	13,354
4.625% due 01/31/2032	12,500	12,264
4.750% due 01/15/2030	7,000	7,014
6.875% due 11/15/2037	1,950	2,154
Zayo Group Holdings, Inc. (5.750% Cash and 0.500% PIK) 6.250% due 03/09/2030 (a)	5,928	5,637
ZF North America Capital, Inc.
6.750% due 04/23/2030	23,210	22,951
6.875% due 04/23/2032	1,600	1,566
7.500% due 03/24/2031	12,325	12,466
Ziggo Bond Co. BV 5.125% due 02/28/2030	3,300	2,950
Ziggo BV 4.875% due 01/15/2030	27,700	26,209
ZipRecruiter, Inc. 5.000% due 01/15/2030	3,650	2,869
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.875% due 02/01/2029	9,425	8,909

		5,000,253

UTILITIES 4.3%
AES Corp. 6.950% due 07/15/2055 •	9,300	9,222
Aethon United BR LP/Aethon United Finance Corp. 7.500% due 10/01/2029	6,059	6,351
American Electric Power Co., Inc. 5.800% due 03/15/2056 •	7,950	7,896
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.750% due 01/15/2028	1,775	1,781
Calpine Corp.
3.750% due 03/01/2031	16,000	15,477
4.500% due 02/15/2028	7,750	7,759
4.625% due 02/01/2029	3,685	3,685
5.000% due 02/01/2031	15,000	15,298
Clearway Energy Operating LLC 4.750% due 03/15/2028	11,350	11,367
ContourGlobal Power Holdings SA 6.750% due 02/28/2030	9,900	10,220
Edison International 8.125% due 06/15/2053 •	4,150	4,321
Electricite de France SA 9.125% due 03/15/2033 •(e)	9,600	11,202
Genesis Energy LP/Genesis Energy Finance Corp.
7.875% due 05/15/2032	14,442	15,065
8.000% due 05/15/2033	4,350	4,519
8.875% due 04/15/2030	2,000	2,114
Hawaiian Electric Co., Inc. 6.000% due 10/01/2033	7,250	7,354

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2025 (Unaudited)

Hilcorp Energy I LP/Hilcorp Finance Co.
5.750% due 02/01/2029	2,343	2,323
6.000% due 04/15/2030	2,000	1,951
6.000% due 02/01/2031	1,200	1,145
6.250% due 11/01/2028	2,900	2,927
6.875% due 05/15/2034	9,100	8,540
Lightning Power LLC 7.250% due 08/15/2032	7,300	7,767
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.125% due 02/15/2029	7,350	7,634
8.375% due 02/15/2032	2,250	2,332
NRG Energy, Inc.
3.375% due 02/15/2029	8,925	8,545
3.625% due 02/15/2031	2,425	2,268
5.750% due 07/15/2029	17,550	17,552
6.250% due 11/01/2034	4,500	4,626
PacifiCorp 7.375% due 09/15/2055 •	5,170	5,273
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.500% due 08/15/2028	3,100	3,059
PBF Holding Co. LLC/PBF Finance Corp.
7.875% due 09/15/2030	5,450	5,253
9.875% due 03/15/2030	6,425	6,614
PG&E Corp. 7.375% due 03/15/2055 •	5,950	6,200
Talen Energy Supply LLC
6.250% due 02/01/2034	32,700	33,367
6.500% due 02/01/2036	1,800	1,862
TerraForm Power Operating LLC 5.000% due 01/31/2028	7,900	7,897
TXNM Energy, Inc. 7.000% due 07/31/2056 •	10,200	10,172
Vistra Operations Co. LLC
4.375% due 05/01/2029	17,725	17,511
5.000% due 07/31/2027	3,985	4,008
6.875% due 04/15/2032	23,850	25,135
7.750% due 10/15/2031	3,350	3,550
Vodafone Group PLC 5.125% due 06/04/2081 •	800	628
VoltaGrid LLC 7.375% due 11/01/2030	8,575	8,500

		340,270

Total Corporate Bonds & Notes (Cost $6,261,253)		6,372,550

U.S. TREASURY OBLIGATIONS 2.7%
U.S. Treasury Notes
0.750% due 04/30/2026 (m)	178,000	176,382
3.750% due 10/31/2032	925	915
4.250% due 05/15/2035	29,625	29,877
4.250% due 08/15/2035	4,029	4,059

Total U.S. Treasury Obligations (Cost $210,139)		211,233

	SHARES
COMMON STOCKS 0.0%
INDUSTRIALS 0.0%
Luxco Co. Ltd. «(b)(i)	126,501	2,231
Spirit Aviation Holdings, Inc. (b)	548,816	138

Total Common Stocks (Cost $10,397)		2,369

WARRANTS 0.0%
INDUSTRIALS 0.0%
Spirit Aviation Holdings, Inc. -Exp. 03/11/2035 «	602,610	48

Total Warrants (Cost $7,327)		48

SHORT-TERM INSTRUMENTS 5.2%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.850% (h)	1,038,690	1,039

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2025 (Unaudited)

	PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (j) 5.0%		393,600

U.S. TREASURY BILLS 0.2%
3.678% due 01/08/2026 - 04/21/2026 (c)(d)(m)	$20,162	19,986

Total Short-Term Instruments (Cost $414,623)		414,625

Total Investments in Securities (Cost $7,243,530)		7,336,660

	SHARES
INVESTMENTS IN AFFILIATES 6.9%
MUTUAL FUNDS (f) 1.9%
PIMCO Preferred And Capital Securities Active Exchange-Traded Fund	666,600	34,337
PIMCO Senior Loan Active Exchange-Traded Fund	2,303,974	115,844

Total Mutual Funds (Cost $149,817)		150,181

SHORT-TERM INSTRUMENTS 5.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.0%
PIMCO Short-Term Floating NAV Portfolio III	39,989,339	389,536

Total Short-Term Instruments (Cost $389,315)		389,536

Total Investments in Affiliates (Cost $539,132)		539,717

Total Investments 100.3% (Cost $7,782,662)		$7,876,377
Financial Derivative Instruments (l)(n) (0.0)%(Cost or Premiums, net $47,628)		(652)
Other Assets and Liabilities, net (0.3)%		(25,182)

Net Assets 100.0%		$7,850,543

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Payment in-kind security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Institutional Class Shares of each Fund.
(g)	Contingent convertible security.
(h)	Coupon represents a 7-Day Yield.
(i)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Luxco Co. Ltd.	10/01/2025	$2,229	$2,232	0.03%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	3.790%	01/02/2026	01/05/2026	$50,900	U.S. Treasury Notes 3.500% due 11/30/2030	$(51,914)	$50,900	$50,900
3.870	12/31/2025	01/02/2026	55,500	U.S. Treasury Notes 4.125% due 10/31/2029	(56,569)	55,500	55,512
SAL	3.930	12/31/2025	01/02/2026	287,200	U.S. Treasury Bills 0.000% due 12/24/2026	(293,070)	287,200	287,263

Total Repurchase Agreements	$(401,553)	$393,600	$393,675

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOS	3.490%	12/24/2025	03/04/2026	$(4,318)	$(4,322)
BPS	0.250	12/12/2025	TBD(3)	(1,929)	(1,929)
BRC	3.000	12/12/2025	01/30/2026	(5,790)	(5,800)
3.000	12/19/2025	TBD(3)	(9,662)	(9,674)
3.450	12/12/2025	TBD(3)	(8,140)	(8,156)
MSC	3.000	12/12/2025	01/30/2026	(2,225)	(2,229)
3.400	12/12/2025	01/30/2026	(3,461)	(3,468)
3.500	12/12/2025	01/30/2026	(4,124)	(4,132)
3.550	12/12/2025	01/30/2026	(758)	(759)

Total Reverse Repurchase Agreements	$(40,469)

(k)	Securities with an aggregate market value of $48,457 have been pledged as collateral under the terms of master agreements as of December 31, 2025.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(7,793) at a weighted average interest rate of 3.335%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2025 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note March Futures	03/2026	1,134	$236,767	$(14)	$0	$(80)
U.S. Treasury 5-Year Note March Futures	03/2026	2,485	271,622	(293)	0	(291)
U.S. Treasury 10-Year Note March Futures	03/2026	1,823	204,974	(397)	0	(370)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	326	38,468	(479)	0	(122)
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	467	53,712	(316)	0	(88)

$(1,499)	$0	$(951)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund March Futures	03/2026	74	$(11,094)	$153	$20	$0

Total Futures Contracts	$(1,346)	$20	$(951)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Charter Communications	5.000%	Quarterly	12/20/2030	2.703%	$7,250	$680	$45	$725	$4	$0
Telecom Italia spa	1.000	Quarterly	12/20/2029	0.862	EUR	1,075	(17)	24	7	0	0

$663	$69	$732	$4	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-45 5-Year Index	5.000%	Quarterly	12/20/2030	$669,575	$48,702	$3,344	$52,046	$0	$(277)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	3.250%	Annual	06/18/2027	$261,300	$(1,896)	$94	$(1,802)	$0	$(101)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	160,375	(3,575)	1,458	(2,117)	209	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.290	Annual	05/31/2030	32,457	(12)	150	138	46	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.375	Annual	05/31/2030	43,229	43	0	43	62	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	38,875	(1,419)	951	(468)	68	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2032	42,250	2,004	(956)	1,048	76	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032	48,483	(193)	(291)	(484)	87	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2033	22,000	5	(137)	(132)	44	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055	30,350	3,306	1,599	4,905	94	0

$(1,737)	$2,868	$1,131	$686	$(101)

Total Swap Agreements	$47,628	$6,281	$53,909	$690	$(378)

Schedule of Investments PIMCO High Yield Fund (Cont.)	December 31, 2025 (Unaudited)

(m)

Securities with an aggregate market value of $75,666 and cash of $9,424 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)			This instrument has a forward starting effective date.
(n)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

CBK	01/2026	EUR	5,064		$5,901	$0	$(53)
	01/2026		$2,170	GBP	1,641	41	0
MBC	01/2026		676	CAD	951	18	0
	01/2026		2,363	EUR	2,036	31	0
SOG	01/2026	EUR	3,918		$4,536	0	(70)

Total Forward Foreign Currency Contracts						$90	$(123)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory			Level 1		Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Loan Participations and Assignments			$0		$329,341	$6,494	$335,835
Corporate Bonds & Notes
Banking & Finance			0		1,030,848	1,179	1,032,027
Industrials			0		5,000,253	0	5,000,253
Utilities			0		340,270	0	340,270
U.S. Treasury Obligations			0		211,233	0	211,233
Common Stocks
Industrials			137		0	2,232	2,369
Warrants
Industrials			0		0	48	48
Short-Term Instruments
Mutual Funds			0		1,039	0	1,039
Repurchase Agreements			0		393,600	0	393,600
U.S. Treasury Bills			0		19,986	0	19,986

			$137		$7,326,570	$9,953	$7,336,660
Investments in Affiliates, at Value
Mutual Funds			150,181		0	0	150,181
Short-Term Instruments
Central Funds Used for Cash Management Purposes			389,536		0	0	389,536

			$539,717		$0	$0	$539,717

Total Investments			$539,854		$7,326,570	$9,953	$7,876,377

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared			20		690	0	710
Over the counter			0		90	0	90

			$20		$780	$0	$800
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared			0		(1,329)	0	(1,329)
Over the counter			0		(123)	0	(123)

			$0		$(1,452)	$0	$(1,452)

Total Financial Derivative Instruments			$20		$(672)	$0	$(652)

Totals			$539,874		$7,325,898	$9,953	$7,875,725

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

Schedule of Investments PIMCO High Yield Municipal Bond Fund	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 7.7%
Alleys End TBD% - 10.850% due 11/27/2027 «~µ	$31,000	$31,008
AM Bidco Operations LLC TBD% - 11.862% (TSFR3M + 0.000%) due 10/21/2027 «~µ(h)	25,907	21,393
Bluehouse Commons Apartments 4.120% - 9.695% due 12/01/2042 «~(h)	13,008	11,499
Bonnie Brae
7.095% due 06/01/2059 «~	12,600	12,694
7.095% due 06/02/2059 «~	43,300	43,915
Bowen Homes TBD% - 10.850% due 03/12/2028 «~µ	27,000	27,041
City of Salinas 4.020% - 9.695% due 09/01/2033 «~(h)	6,468	6,085
Cloverdale Alexander TBD% - 10.843% due 02/18/2027 «~µ	20,780	20,785
Fort Whipple Veterans Housing LLC TBD% - 10.843% due 07/28/2027 «~µ	20,000	20,004
Groves Seniors Apartments 2
4.000% - 9.695% due 07/01/2038 «~(h)	1,260	1,202
4.170% - 9.672% due 06/01/2041 «~(h)	7,941	7,175
Howick LLLP 7.500% due 11/11/2026 «~	30,000	30,005
Mammoth Lakes Kingfisher TBD% - 10.843% due 12/01/2026 «~µ	24,000	24,007
Mangini Place Apartments 3.910% - 9.716% due 11/01/2042 «~(h)	19,029	16,611
NCJC Downtown Campus LP TBD% - 10.843% due 03/01/2028 «~µ	21,000	21,108
Northlake Senior Apartments 3.990% - 9.716% due 10/01/2041 «~(h)	20,254	17,904
Pine Grove Powers Avenue 5.000% - 9.488% due 10/01/2042 «~(h)	17,771	17,283
Ruby Vista 7.250% due 07/25/2026 «~	7,514	7,515
Sagebrush Buyer LLC TBD% - 10.843% due 05/13/2026 «~µ	32,000	32,000
Solace Grove First Baptist 7.000% - 7.335% due 12/19/2026 «~	17,330	17,333
Successor Agency Redevelopment of West Sacramento 4.310% - 9.672% due 09/01/2035 «~	8,564	8,188
TWG Victory Hills LP TBD% - 10.843% due 03/01/2027 «~µ	32,500	32,509
Valencia Garden 4.020% - 9.695% due 11/01/2041 «~(h)	11,963	10,605
VG Camilla HP LP 6.750% - 7.566% due 07/09/2026 «~	17,000	17,003

Total Loan Participations and Assignments (Cost $452,049)		454,872

CORPORATE BONDS & NOTES 0.7%
BANKING & FINANCE 0.3%
Benloch Ranch Improvement Association No. 2 10.000% due 12/01/2051 «	17,746	13,188
VM Fund I LLC 8.625% due 02/28/2031 «	3,750	3,828

		17,016

INDUSTRIALS 0.4%
Ochsner LSU Health System of North Louisiana 2.510% due 05/15/2031	11,668	10,013
Toll Road Investors Partnership II LP 0.000% due 02/15/2043 (e)	21,987	7,779

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Wild Rivers Water Park 8.500% due 11/01/2051	7,500	5,835

		23,627

Total Corporate Bonds & Notes (Cost $45,753)		40,643

MUNICIPAL BONDS & NOTES 83.7%
ALABAMA 3.8%
Alabama Special Care Facilities Financing Authority-Birmingham, Alabama Revenue Bonds, Series 2016 5.750% due 06/01/2045	800	763
Baldwin County, Alabama Industrial Development Authority Revenue Bonds, Series 2025
4.625% due 06/01/2055	6,000	6,030
5.000% due 06/01/2055	21,000	21,422
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 4.000% due 06/01/2051	5,785	5,921
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023 5.500% due 10/01/2054	13,600	14,953
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2024 5.000% due 03/01/2055	22,300	23,858
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2025 5.000% due 12/01/2055	20,150	21,564
Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2023 5.750% due 04/01/2054	3,600	3,989
Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2024 5.250% due 07/01/2054	14,000	15,242
Hoover Industrial Development Board, Alabama Revenue Bonds, Series 2019 5.750% due 10/01/2049	1,500	1,512
Mobile County, Alabama Industrial Development Authority Revenue Bonds, Series 2024 5.000% due 06/01/2054	21,860	20,901
Montgomery Medical Clinic Board, Alabama Revenue Bonds, Series 2016
5.000% due 03/01/2027 ^(c)	4,030	403
5.000% due 03/01/2029 ^(c)	4,570	457
Southeast Alabama Gas Supply District Revenue Bonds, Series 2024 5.000% due 06/01/2049	12,500	13,420
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2021 4.000% due 12/01/2051	6,015	6,079
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2022 5.000% due 05/01/2053	3,500	3,624
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2024 5.000% due 11/01/2035	26,700	28,371
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2025
5.000% due 01/01/2056	20,500	21,375
5.250% due 11/01/2055	5,000	5,502
Southeast Energy Authority A Cooperative District, Alabama Revenue Notes, Series 2025 5.000% due 11/01/2035	10,200	10,951

		226,337

ALASKA 0.4%
Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022 5.250% due 11/01/2062	8,795	9,024
Northern Tobacco Securitization Corp., Alaska Revenue Bonds, Series 2021 0.000% due 06/01/2066 (e)	110,400	12,468

		21,492

ARIZONA 0.6%
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050 ^(c)	4,030	95
Arizona Industrial Development Authority Revenue Bonds, Series 2021 4.000% due 12/15/2051	700	544
Arizona Industrial Development Authority Revenue Bonds, Series 2025
5.000% due 01/01/2059 (f)	7,130	3,752
5.125% due 01/01/2059	19,174	17,001
6.750% due 12/01/2055	3,750	3,840
Estrella Mountain Ranch Community Facilities District, Arizona Special Assessment Bonds, Series 2025
5.050% due 07/01/2040	415	416
5.800% due 07/01/2049	900	895
Industrial Development Authority of the City of Phoenix, Arizona Revenue Bonds, Series 2016 5.000% due 07/01/2046	2,000	1,913
Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020 5.000% due 07/01/2049 ^(c)	3,500	2,800
Phoenix Civic Improvement Corp. Arizona Revenue Bonds, Series 2023 5.000% due 07/01/2042	6,000	6,500

		37,756

ARKANSAS 0.9%
Arkansas Development Finance Authority Revenue Bonds, Series 2019 4.500% due 09/01/2049	30,310	29,470
Arkansas Development Finance Authority Revenue Bonds, Series 2020 4.750% due 09/01/2049	2,800	2,743

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Arkansas Development Finance Authority Revenue Bonds, Series 2023 7.375% due 07/01/2048	17,500	18,970

		51,183

CALIFORNIA 5.3%
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022 5.350% due 10/01/2048 (f)	3,000	1,697
Antelope Valley Healthcare District, California Revenue Notes, Series 2016 5.000% due 03/01/2026	340	340
California Community Choice Financing Authority Revenue Bonds, Series 2023 5.500% due 10/01/2054	4,740	5,175
California Community Choice Financing Authority Revenue Bonds, Series 2025 5.000% due 10/01/2055	14,700	15,253
California Community Housing Agency Revenue Bonds, Series 2021 4.000% due 02/01/2056	22,300	10,988
California Community Housing Agency Revenue Bonds, Series 2022 4.500% due 08/01/2052	2,900	2,258
California County Tobacco Securitization Agency Revenue Bonds, Series 2002 6.000% due 06/01/2035	250	250
California County Tobacco Securitization Agency Revenue Bonds, Series 2020
0.000% due 06/01/2055 (e)	10,445	1,988
5.000% due 06/01/2049	130	130
California Health Facilities Financing Authority Revenue Bonds, Series 2024 5.250% due 12/01/2041	2,750	2,983
California Health Facilities Financing Authority Revenue Bonds, Series 2025 5.250% due 10/01/2050	3,935	4,481
California Housing Finance Agency Revenue Bonds, (HUD Insured), Series 2024 5.970% due 11/01/2053	15,500	15,618
California Housing Finance Revenue Bonds, Series 2024
5.700% due 06/01/2054	26,000	25,954
6.000% due 03/01/2053	33,650	34,207
7.000% due 03/01/2053	9,100	9,125
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2035 (e)	1,255	765
4.125% due 01/01/2035	430	416
5.000% due 01/01/2055	960	829
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021
0.000% due 01/01/2061 (e)	42,665	3,831
4.000% due 05/01/2051	5,000	4,553
5.000% due 01/01/2056	2,200	1,891
California Municipal Finance Authority Revenue Bonds, Series 2016 5.000% due 11/01/2046	1,000	959
California Municipal Finance Authority Revenue Bonds, Series 2018 5.000% due 12/31/2043	4,500	4,522
California Municipal Finance Authority Revenue Bonds, Series 2020 5.000% due 07/01/2052	1,070	964
California Municipal Finance Authority Revenue Bonds, Series 2021
5.000% due 12/01/2036	175	182
5.000% due 12/01/2054	1,000	939
California Municipal Finance Authority Revenue Bonds, Series 2024 6.000% due 01/01/2039	15,500	16,175
California Municipal Finance Authority Revenue Bonds, Series 2025
5.375% due 01/01/2055	4,000	3,935
5.500% due 01/01/2060	2,850	2,834
California Municipal Finance Authority Revenue Notes, Series 2021
3.637% due 07/01/2030	3,405	3,112
5.000% due 12/01/2030	105	112
California Municipal Finance Authority Revenue Notes, Series 2025
5.000% due 01/01/2032	1,320	1,388
5.000% due 01/01/2033	1,385	1,459
5.000% due 01/01/2034	1,455	1,530
5.000% due 01/01/2035	750	787
California Pollution Control Financing Authority Revenue Bonds, Series 2019 7.500% due 12/01/2039 ^(c)	5,883	0
California School Finance Authority Revenue Bonds, Series 2016
4.500% due 06/01/2031 ^(c)	750	450
5.000% due 06/01/2046	1,265	1,184
5.000% due 06/01/2046 ^(c)	1,325	795
5.000% due 06/01/2051 ^(c)	1,000	600
California Statewide Communities Development Authority Revenue Bonds, Series 2016 5.000% due 06/01/2046	1,900	1,828
California Statewide Communities Development Authority Revenue Bonds, Series 2019 4.250% due 11/01/2059	7,510	6,649
California Statewide Financing Authority Revenue Bonds, Series 2002 6.000% due 05/01/2037	2,845	2,905
CMFA Special Finance Agency, California Revenue Bonds, Series 2021 4.000% due 08/01/2045	6,185	5,465
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
3.400% due 10/01/2046	1,985	1,569
4.000% due 02/01/2057	1,000	744
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022
4.750% due 09/01/2062 (f)	23,500	15,466
5.000% due 09/01/2037	3,100	3,161
Firebaugh, California Revenue Bonds, Series 2019 4.000% due 08/01/2039	1,210	1,077

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (e)	237,215	23,255
3.714% due 06/01/2041	12,550	9,769
3.850% due 06/01/2050	3,535	3,233
4.214% due 06/01/2050	3,700	2,709
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022 5.000% due 06/01/2051	5,100	5,038
Grossmont Union High School District, California General Obligation Bonds, Series 2021 0.000% due 08/01/2044 (e)	4,295	1,792
Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020
5.000% due 07/01/2045	6,000	5,744
5.000% due 07/01/2061	5,010	4,516
M-S-R Energy Authority, California Revenue Bonds, Series 2009 6.500% due 11/01/2039	1,500	1,847
Rio Hondo Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2047 (e)	4,500	1,583
River Islands Public Financing Authority, California Special Tax Bonds, Series 2025 5.000% due 09/01/2050	5,000	5,005
Sacramento County, California Special Tax Bonds, Series 2022 5.000% due 09/01/2047	5,900	5,956
Sacramento, California Special Tax Bonds, Series 2021 4.000% due 09/01/2050	1,000	882
Silicon Valley Tobacco Securitization Authority, California Revenue Bonds, Series 2007 0.000% due 06/01/2036 (e)	5,000	2,806
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021 0.000% due 06/01/2060 (e)	72,245	11,339
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019 0.000% due 06/01/2054 (e)	16,635	3,440

		312,437

COLORADO 3.5%
Aerotropolis Regional Transportation Authority, Colorado Revenue Bonds, Series 2024
5.500% due 12/01/2044	8,500	8,623
5.750% due 12/01/2054	18,750	18,764
Aurora Highlands Community Authority Board, Colorado Revenue Bonds, Series 2021 5.750% due 12/01/2051	6,000	5,778
Baseline Metropolitan District No 1, Colorado General Obligation Bonds, Series 2024 6.750% due 12/15/2054	1,500	1,508
Board of Governors of Colorado State University System Certificates of Participation Bonds, Series 2024
5.000% due 11/01/2043	1,300	1,396
5.000% due 11/01/2044	1,300	1,383
Canyons Metropolitan District No 5, Colorado General Obligation Bonds, Series 2024 6.500% due 12/15/2054	2,000	1,998
Centerra Metropolitan District No 1, Colorado Tax Allocation Bonds, Series 2018 5.250% due 12/01/2048	4,050	4,055
Colorado Crossing Metropolitan District No 2, General Obligation Bonds, Series 2020 5.000% due 12/01/2047	6,300	6,074
Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 11/15/2043	8,935	8,441
4.000% due 08/01/2049	5,960	5,160
5.000% due 08/01/2044	7,000	7,105
Colorado Health Facilities Authority Revenue Bonds, Series 2025
5.125% due 12/01/2050	5,000	4,986
5.250% due 05/15/2048	1,500	1,516
Colorado Housing and Finance Authority Revenue Notes, Series 2024 6.000% due 06/01/2028	12,300	12,411
Colorado International Center Metropolitan District No 7, General Obligation Bonds, Series 2021 5.250% due 12/01/2051 (f)	4,955	4,109
Colorado School of Mines Revenue Bonds, Series 2024 5.000% due 12/01/2054	3,500	3,632
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2021 4.000% due 03/15/2046	10,515	10,002
Colorado State Certificates of Participation Bonds, Series 2024 5.000% due 11/01/2049	3,865	4,027
Crowfoot Valley Ranch Metropolitan District No 2, Colorado General Obligation Bonds, Series 2024 6.125% due 12/15/2054	2,000	1,947
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022 5.875% due 12/01/2052	41,364	42,291
Elbert County, Colorado Independence Water & Sanitation District Revenue Notes, Series 2024 5.125% due 12/01/2033	2,354	2,440
Harvest Crossing Metropolitan District No 4, Colorado General Obligation Bonds, Series 2022 7.250% due 12/01/2052	2,913	2,918
Longs Peak Metropolitan District, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	3,000	2,936
Public Authority for Colorado Energy Revenue Bonds, Series 2008 6.250% due 11/15/2028	1,440	1,521
Rampart Range Metropolitan District No 5, Colorado Revenue Bonds, Series 2021 4.000% due 12/01/2036	1,000	953
Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	4,650	4,445
Sterling Ranch Community Authority Board, Colorado Revenue Bonds, Series 2024
5.750% due 12/01/2054	1,750	1,760
6.125% due 12/01/2039	550	573
6.500% due 12/01/2054	1,250	1,296

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Sterling Ranch Community Authority Board, Colorado Special Assessment Bonds, Series 2024 5.625% due 12/01/2043	2,427	2,487
Transport Metropolitan District No 3, Colorado General Obligation Bonds, Series 2021 5.000% due 12/01/2051	2,000	1,565
Vail Home Partners Corp. Colorado Revenue Bonds, Series 2025 6.000% due 10/01/2064	6,250	6,380
Velocity Metropolitan District No 5, Colorado General Obligation Bonds, Series 2020 6.000% due 12/01/2050 (f)	11,100	9,589
Village Metropolitan District, Colorado General Obligation Bonds, Series 2020 5.000% due 12/01/2049	1,200	1,147
Willow Bend Metropolitan District, Colorado General Obligation Bonds, Series 2019
5.000% due 12/01/2039	4,751	4,770
5.000% due 12/01/2049	6,375	6,075

		206,061

DELAWARE 0.6%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.461% due 10/01/2038	34,425	31,103
7.120% due 10/01/2038	6,075	5,914

		37,017

DISTRICT OF COLUMBIA 0.5%
District of Columbia General Obligation Bonds, Series 2021 4.000% due 02/01/2046	4,660	4,409
District of Columbia Revenue Bonds, Series 2017 5.000% due 07/01/2052	1,000	924
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2021 4.000% due 10/01/2051	5,000	4,435
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2024 5.250% due 10/01/2049	10,000	10,397
Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2025 5.250% due 07/15/2055	9,870	10,394

		30,559

FLORIDA 6.1%
Alachua County, Florida Housing Finance Authority Revenue Bonds, Series 2025 6.300% due 07/01/2055	3,250	3,408
Angeline Community Development District, Florida Special Assessment Bonds, Series 2025 5.750% due 05/01/2056	1,340	1,348
Antillia Community Development District, Florida Special Assessment Bonds, Series 2024 5.875% due 05/01/2054	875	889
Ave Maria Stewardship Community District, Florida Special Assessment Bonds, Series 2025 5.600% due 05/01/2056	1,655	1,648
Avenir Community Development District, Florida Special Assessment Bonds, Series 2021 3.200% due 05/01/2041	4,510	3,828
Avenir Community Development District, Florida Special Assessment Bonds, Series 2023
5.375% due 05/01/2043	6,250	6,301
5.625% due 05/01/2054	8,675	8,687
Avenir Community Development District, Florida Special Assessment Notes, Series 2023 4.500% due 05/01/2030	1,845	1,870
Babcock Ranch Community Independent Special District, Florida Special Assessment Bonds, Series 2024
5.000% due 05/01/2044	1,370	1,375
5.250% due 05/01/2055	2,000	1,991
Babcock Ranch Community Independent Special District, Florida Special Assessment Notes, Series 2022 4.250% due 05/01/2032	1,500	1,519
Bella Collina Community Development District, Florida Special Assessment Bonds, Series 2024 5.300% due 05/01/2055	915	910
Berry Bay II Community Development District, Florida Special Assessment Bonds, Series 2024 5.450% due 05/01/2054	1,000	980
Capital Trust Agency Inc, Florida Revenue Bonds, Series 2021 5.000% due 01/01/2056	5,200	4,381
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2018
5.000% due 07/01/2033 ^(c)	1,500	315
5.000% due 07/01/2043 ^(c)	950	31
5.250% due 07/01/2048 ^(c)	900	29
7.500% due 07/01/2053 ^(c)	1,000	32
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2020 0.000% due 01/01/2060 (e)	22,070	2,054
Capital Trust Authority, Florida Revenue Bonds, Series 2023 6.250% due 06/15/2053	4,250	4,320
Capital Trust Authority, Florida Revenue Bonds, Series 2025
5.000% due 07/01/2045	1,250	1,205
5.250% due 07/01/2055	500	479
5.375% due 07/01/2065	4,250	4,068
Center Lake Ranch West Community Development District, Florida Special Assessment Bonds, Series 2025
5.300% due 05/01/2045	600	604
5.600% due 05/01/2055	750	752
Charlotte County Industrial Development Authority, Florida Revenue Bonds, Series 2021 4.000% due 10/01/2051	5,000	4,091
Charlotte County Industrial Development Authority, Florida Revenue Bonds, Series 2025
5.875% due 10/01/2045	1,750	1,821
6.125% due 10/01/2055	6,550	6,799

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Connerton East Community Development District, Florida Special Assessment Bonds, Series 2025 5.500% due 06/15/2055	1,000	988
Crosswinds East Community Development District, Florida Special Assessment Bonds, Series 2024 5.750% due 05/01/2054	1,250	1,267
Edgewater West Community Development District, Florida Special Assessment Bonds, Series 2024
5.250% due 05/01/2044	500	496
5.500% due 05/01/2054	2,500	2,430
Firethorn Community Development District, Florida Special Assessment Bonds, Series 2025
5.300% due 05/01/2045	865	866
5.600% due 05/01/2055	1,125	1,120
Florida Atlantic University Finance Corp. Revenue Bonds, Series 2024 5.000% due 07/01/2054	4,500	4,650
Florida Department of Transportation Turnpike System State Revenue Bonds, Series 2024
4.000% due 07/01/2051	4,000	3,744
4.000% due 07/01/2054	12,500	11,603
Florida Development Finance Corp. Revenue Bonds, (AGM Insured), Series 2024
5.000% due 07/01/2044	9,800	9,630
5.250% due 07/01/2047	8,500	8,369
5.250% due 07/01/2053	33,600	33,087
Florida Development Finance Corp. Revenue Bonds, Series 2017 6.125% due 06/15/2047	5,300	5,216
Florida Development Finance Corp. Revenue Bonds, Series 2024 5.250% due 08/01/2049	5,250	5,400
Florida Higher Educational Facilities Financing Authority Revenue Bonds, Series 2025 6.250% due 07/01/2055	19,300	19,211
Florida Local Government Finance Commission Revenue Bonds, Series 2025
6.750% due 11/15/2055	2,165	2,256
6.875% due 11/15/2064	6,335	6,610
Gas Worx Community Development District, Florida Special Assessment Bonds, Series 2025 6.000% due 05/01/2057	2,400	2,458
GIR East Community Development District, Florida Special Assessment Bonds, Series 2025 5.500% due 05/01/2055	1,750	1,715
Golden Gem Community Development District, Florida Special Assessment Bonds, Series 2024
5.700% due 05/01/2044	1,995	2,028
6.000% due 05/01/2055	4,000	4,057
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2017 5.000% due 10/01/2052	3,625	3,629
Hamilton Bluff Community Development District, Florida Special Assessment Bonds, Series 2024 5.500% due 05/01/2044	1,000	1,016
Hammock Oaks Community Development District, Florida Special Assessment Bonds, Series 2024
5.850% due 05/01/2044	795	812
6.150% due 05/01/2054	910	926
Hammock Oaks Community Development District, Florida Special Assessment Bonds, Series 2025
5.550% due 05/01/2045	1,000	1,017
5.750% due 05/01/2055	1,000	1,010
Hernando County, Florida Revenue Bonds, Series 2022 5.250% due 06/01/2052	3,600	3,739
Hickory Tree Community Development District, Florida Special Assessment Bonds, Series 2024
5.150% due 05/01/2044	1,000	1,002
5.450% due 05/01/2055	750	737
Highlands County, Florida Health Facilities Authority Revenue Bonds, Series 2018 6.000% due 04/01/2038 ^(c)	397	5
Hobe-St Lucie Conservancy District, Florida Special Assessment Bonds, Series 2024 5.875% due 05/01/2055	2,500	2,553
Hyde Park Community Development District No 1, Florida Special Assessment Notes, Series 2024 5.250% due 05/01/2034	1,650	1,701
Ibis Landing Community Development District, Florida Special Assessment Bonds, Series 2025 5.875% due 06/15/2055	800	824
Lakes of Sarasota Community Development District 2, Florida Special Assessment Bonds, Series 2025
5.500% due 05/01/2045	400	404
5.700% due 05/01/2055	765	766
Lakes of Sarasota Community Development District, Florida Special Assessment Bonds, Series 2024 5.600% due 05/01/2055	685	680
Lakes of Sarasota Community Development District, Florida Special Assessment Notes, Series 2024 5.250% due 05/01/2034	2,325	2,395
Lakewood Ranch Stewardship District, Florida Special Assessment Bonds, Series 2024 5.500% due 05/01/2055	760	763
Lakewood Ranch Stewardship District, Florida Special Assessment Bonds, Series 2025
5.900% due 05/01/2055	1,000	1,028
6.000% due 05/01/2056	7,230	7,471
Lee County, Florida Airport Revenue Bonds, Series 2024 5.250% due 10/01/2044	4,500	4,749
LTC Ranch West Residential Community Development District, Florida Special Assessment Bonds, Series 2024
5.375% due 05/01/2044	505	504
5.650% due 05/01/2054	1,195	1,182
5.750% due 05/01/2044	985	1,005
6.050% due 05/01/2054	1,180	1,196
LTC Ranch West Residential Community Development District, Florida Special Assessment Notes, Series 2024 4.875% due 05/01/2031	375	382
Magnolia Island Community Development District, Florida Special Assessment Bonds, Series 2025 5.750% due 05/01/2055	1,000	1,003
Martin County, Florida Health Facilities Authority Revenue Bonds, Series 2019 4.000% due 01/01/2046	13,000	11,998
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2019 5.000% due 10/01/2049	4,275	4,299

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Miami-Dade County, Florida Aviation Revenue Notes, Series 2024 5.000% due 10/01/2034	7,350	8,247
Miami-Dade County, Florida Housing Finance Authority Revenue Bonds, (FNMA Insured), Series 2025 4.880% due 03/01/2046	3,100	3,096
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2022 5.000% due 07/01/2051	7,000	7,149
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019 4.000% due 10/01/2049	6,785	6,217
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2024 4.125% due 10/01/2050	2,075	1,935
Miami-Dade Seaport Department, Florida Revenue Bonds, Series 2021 4.000% due 10/01/2050	10,000	8,987
Midtown Miami Community Development District, Florida Special Assessment Bonds, Series 2014 5.000% due 05/01/2029	1,490	1,491
New Port Corners Community Development District, Florida Special Assessment Bonds, Series 2025 5.500% due 06/15/2055	1,000	995
Newfield Community Development District, Florida Special Assessment Bonds, Series 2025 5.900% due 05/01/2056	2,920	2,986
Newport Isles Community Development District, Florida Special Assessment Bonds, Series 2024 5.200% due 05/01/2054	2,535	2,462
Normandy Community Development District, Florida Special Assessment Bonds, Series 2024
5.300% due 05/01/2044	1,485	1,465
5.550% due 05/01/2054	1,735	1,670
North AR-1 Pasco Community Development District, Florida Special Assessment Bonds, Series 2024
5.750% due 05/01/2044	775	797
6.000% due 05/01/2054	1,245	1,273
Orange County Health Facilities Authority, Florida Revenue Bonds, Series 2023 5.000% due 10/01/2053	4,915	5,018
Orange County Health Facilities Authority, Florida Revenue Bonds, Series 2024 5.000% due 08/01/2054	2,110	2,081
Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2024 5.000% due 08/01/2047	1,240	1,243
Osceola County, Florida Transportation Revenue Bonds, Series 2020 0.000% due 10/01/2031 (e)	1,330	1,065
Parrish Lakes Community Development District, Florida Special Assessment Bonds, Series 2024
5.500% due 05/01/2044	645	654
5.800% due 05/01/2054	1,715	1,727
Pasadena Ridge Community Development District, Florida Special Assessment Bonds, Series 2024
5.050% due 05/01/2044	1,000	996
5.375% due 05/01/2055	1,275	1,252
Pasadena Ridge Community Development District, Florida Special Assessment Bonds, Series 2025 5.700% due 05/01/2055	2,465	2,447
Pioneer Ranch Community Development District, Florida Special Assessment Bonds, Series 2024 5.300% due 05/01/2055	965	945
Polk County, Florida Industrial Development Authority Revenue Bonds, Series 2020 5.875% due 01/01/2033 ^(c)	9,040	2,441
Pompano Beach, Florida Revenue Bonds, Series 2020 4.000% due 09/01/2050	8,750	7,231
Reflection Bay Community Development District, Florida Special Assessment Bonds, Series 2025 5.875% due 05/01/2055	1,200	1,222
Rivers Edge III Community Development District, Florida Special Assessment Bonds, Series 2025 6.000% due 05/01/2056	1,000	1,030
Rookery Community Development District, Florida Special Assessment Bonds, Series 2024 5.350% due 05/01/2055	1,500	1,457
St Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2020 4.000% due 08/01/2055	6,500	5,412
Sunrise Community Development District, Florida Special Assessment Bonds, Series 2025 5.875% due 05/01/2055	3,100	3,042
Tampa, Florida Revenue Bonds, Series 2016 4.000% due 11/15/2046	4,710	4,191
Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2042 (e)	1,000	451
0.000% due 09/01/2045 (e)	1,000	370
Tampa-Hillsborough County, Florida Expressway Authority Revenue Bonds, Series 2017 4.000% due 07/01/2042	4,800	4,807
Tradition Community Development District No 9, Florida Special Assessment Bonds, Series 2025
5.400% due 05/01/2045	710	716
5.650% due 05/01/2056	880	884
Two Rivers West Community Development District, Florida Special Assessment Bonds, Series 2024 5.875% due 05/01/2054	1,000	1,023
V-Dana Community Development District, Florida Special Assessment Bonds, Series 2025
5.375% due 05/01/2045	900	908
5.550% due 05/01/2055	1,250	1,253
Village Community Development District No. 15, Florida Special Assessment Bonds, Series 2024 4.550% due 05/01/2044	995	962
Westside Haines City Community Development District, Florida Special Assessment Bonds, Series 2024
5.750% due 05/01/2044	1,190	1,225
6.000% due 05/01/2054	1,590	1,629
Westview South Community Development District, Florida Special Assessment Bonds, Series 2025 6.200% due 05/01/2055	3,000	3,114

		361,298

GEORGIA 2.2%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017 7.000% due 01/01/2040 ^(c)	1,600	912

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Atlanta Development Authority, Georgia Revenue Bonds, Series 2024 6.500% due 12/15/2048 (f)	16,100	14,468
Atlanta Development Authority, Georgia Tax Allocation Notes, Series 2024 5.000% due 04/01/2034	1,950	1,991
Augusta Development Authority, Georgia Revenue Bonds, Series 2023 5.125% due 04/01/2053	6,500	6,664
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 4.125% due 11/01/2045	6,000	5,649
Columbia County Hospital Authority, Georgia Revenue Bonds, Series 2023 5.750% due 04/01/2053	7,500	8,045
Gainesville & Hall County, Georgia Development Authority Revenue Bonds, Series 2017 5.000% due 03/01/2047 ^(c)	1,500	675
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2024 5.000% due 05/01/2055	2,900	3,095
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2025 5.000% due 12/01/2055	28,900	30,796
Municipal Electric Authority of Georgia Revenue Bonds, (BAM Insured), Series 2019 5.000% due 01/01/2049	3,790	3,801
Municipal Electric Authority of Georgia Revenue Bonds, (BAM Insured), Series 2024
5.250% due 01/01/2041	1,150	1,266
5.250% due 01/01/2044	1,100	1,177
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
5.000% due 01/01/2049	14,240	14,246
5.000% due 01/01/2056	10,000	9,928
5.000% due 01/01/2059	7,600	7,531
Municipal Electric Authority of Georgia Revenue Bonds, Series 2021
4.000% due 01/01/2051	1,000	887
5.000% due 01/01/2056	1,100	1,092
Municipal Electric Authority of Georgia Revenue Bonds, Series 2022 4.500% due 07/01/2063	5,000	4,827
Municipal Electric Authority of Georgia Revenue Bonds, Series 2023 5.250% due 07/01/2064	7,000	7,237
Municipal Electric Authority of Georgia Revenue Bonds, Series 2024
5.000% due 01/01/2042	1,200	1,269
5.000% due 01/01/2043	1,050	1,100

		126,656

GUAM 0.0%
Guam Department of Education Certificates of Participation Bonds, Series 2020 5.000% due 02/01/2040	1,500	1,518

HAWAII 0.3%
Hawaii Department of Budget & Finance State Revenue Bonds, Series 2017 4.000% due 03/01/2037	6,520	6,468
Hawaii Department of Budget & Finance State Revenue Bonds, Series 2019
3.200% due 07/01/2039	3,725	3,341
3.500% due 10/01/2049	2,000	1,598
Hawaii Department of Budget & Finance State Revenue Notes, Series 2017 3.100% due 05/01/2026	6,990	6,953

		18,360

IDAHO 0.5%
Idaho Health Facilities Authority Revenue Bonds, Series 2025 5.250% due 03/01/2053	4,800	4,981
Idaho Housing & Finance Association Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 4.650% due 01/01/2054	4,135	4,131
Nez Perce County, Idaho Certificates of Participation Bonds, Series 2022 5.000% due 03/01/2052	2,750	2,820
Spring Valley Community Infrastructure District No 1, Idaho Special Assessment Bonds, Series 2021 3.750% due 09/01/2051	17,549	16,738

		28,670

ILLINOIS 5.1%
Chicago Board of Education, Illinois General Obligation Bonds, Series 2012 4.000% due 12/01/2035	8,360	7,770
Chicago Board of Education, Illinois General Obligation Bonds, Series 2018 5.000% due 12/01/2046	5,405	4,981
Chicago Board of Education, Illinois General Obligation Bonds, Series 2021 5.000% due 12/01/2040	6,995	6,860
Chicago Board of Education, Illinois General Obligation Bonds, Series 2023
5.000% due 12/01/2034	5,000	5,079
5.875% due 12/01/2047	3,575	3,601
Chicago Board of Education, Illinois General Obligation Bonds, Series 2025
5.500% due 12/01/2045	16,135	16,066
5.750% due 12/01/2050	34,300	34,151
6.000% due 12/01/2044	7,750	8,087
Chicago O'Hare International Airport, Illinois Revenue Bonds, (BAM Insured), Series 2023 5.250% due 01/01/2042	1,470	1,576
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2017 5.000% due 01/01/2052	1,000	1,002
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2018
4.000% due 01/01/2044	3,000	2,800

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

5.000% due 01/01/2048	9,000	9,123
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2022 5.250% due 01/01/2056	1,000	1,024
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2024
5.000% due 01/01/2036	1,000	1,109
5.000% due 01/01/2037	2,500	2,724
5.000% due 01/01/2038	2,250	2,452
5.250% due 01/01/2040	1,500	1,650
5.250% due 01/01/2042	2,450	2,620
5.250% due 01/01/2043	2,625	2,779
Chicago, Illinois General Obligation Bonds, Series 2023 5.500% due 01/01/2039	8,200	8,603
Exceptional Children Have Opportunities, Illinois General Obligation Debt Certificate Bonds, Series 2020 4.000% due 12/01/2036	680	689
Gilberts Special Service Area No 25, Illinois Special Tax Bonds, Series 2018 6.000% due 03/01/2048	7,827	7,735
Illinois Finance Authority Revenue Bonds, Series 2010 4.800% due 12/01/2043	6,500	6,715
Illinois Finance Authority Revenue Bonds, Series 2016 4.000% due 02/15/2036	2,500	2,534
Illinois Finance Authority Revenue Bonds, Series 2017
5.000% due 02/15/2037 ^(c)	2,426	73
5.125% due 02/15/2045 ^(c)	2,675	80
5.250% due 05/15/2054	5,680	4,444
5.500% due 05/15/2054	11,100	9,023
Illinois Finance Authority Revenue Bonds, Series 2019 5.000% due 11/01/2049 ^(c)	4,900	3,393
Illinois Finance Authority Revenue Bonds, Series 2020 4.000% due 08/15/2041	3,375	3,266
Illinois Finance Authority Revenue Bonds, Series 2021
4.000% due 05/01/2035	1,410	1,421
4.000% due 05/01/2040	2,830	2,729
Illinois Finance Authority Revenue Bonds, Series 2022 2.450% due 08/15/2057	5,100	5,100
Illinois Sales Tax State Revenue Bonds, Series 2016 3.000% due 06/15/2033	2,785	2,661
Illinois Sales Tax State Revenue Bonds, Series 2025 5.000% due 06/15/2038	4,000	4,422
Illinois State General Obligation Bonds, Series 2016 3.500% due 06/01/2029	2,000	2,003
Illinois State General Obligation Bonds, Series 2017 5.000% due 12/01/2038	1,000	1,020
Illinois State General Obligation Bonds, Series 2018 4.625% due 05/01/2037	4,000	4,065
Illinois State General Obligation Bonds, Series 2020 4.125% due 10/01/2036	2,000	2,017
Illinois State General Obligation Bonds, Series 2021 5.000% due 03/01/2036	2,250	2,416
Illinois State General Obligation Bonds, Series 2023 5.000% due 12/01/2046	17,500	17,897
Illinois State General Obligation Bonds, Series 2024
4.250% due 05/01/2046	9,500	8,971
5.000% due 05/01/2039	5,000	5,413
5.250% due 05/01/2044	4,000	4,217
Illinois State General Obligation Bonds, Series 2025
5.000% due 09/01/2041	25,000	26,625
5.000% due 09/01/2042	19,100	20,150
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2002 0.000% due 12/15/2037 (e)	5,000	3,137
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2020 4.000% due 06/15/2050	19,500	16,976
Sales Tax Securitization Corp. Illinois Revenue Bonds, Series 2018 4.000% due 01/01/2048	8,500	7,563
Southwestern Illinois Development Authority Revenue Bonds, Series 2007 5.350% due 03/01/2031	1,175	886

		301,698

INDIANA 1.6%
Evansville, Indiana Revenue Bonds, Series 2017 5.450% due 01/01/2038	7,975	7,609
Goshen, Indiana Revenue Bonds, Series 2021 5.000% due 08/01/2041	4,055	3,517
Indiana Finance Authority Revenue Bonds, Series 2012 4.250% due 11/01/2030	10,440	10,731
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039 ^(c)	27,720	1,386
Indiana Finance Authority Revenue Bonds, Series 2024
5.000% due 07/01/2054	1,000	1,001
5.250% due 07/01/2064	1,500	1,514
Indiana Finance Authority Revenue Bonds, Series 2025 5.000% due 10/01/2057	7,000	7,936
Indiana Finance Authority Revenue Notes, Series 2021 1.400% due 08/01/2029	1,000	916
Indiana Housing & Community Development Authority Revenue Bonds, Series 2016
5.750% due 01/01/2036	1,600	1,600

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

6.250% due 07/01/2056	9,660	9,255
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2023
6.000% due 02/01/2048	7,000	7,792
6.000% due 03/01/2053	12,985	13,545
Indianapolis, Indiana Revenue Bonds, Series 2016 6.250% due 07/01/2056	9,660	9,287
Mishawaka, Indiana Revenue Bonds, Series 2017 5.375% due 01/01/2038	5,590	5,480
Valparaiso, Indiana Revenue Bonds, Series 2021 5.375% due 12/01/2041	5,290	4,838
Valparaiso, Indiana Revenue Bonds, Series 2025 6.250% due 10/01/2050	1,750	1,776
Whiting, Indiana Revenue Bonds, Series 2016 4.400% due 03/01/2046	5,000	5,250

		93,433

IOWA 0.5%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2012 4.750% due 08/01/2042	6,200	6,200
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
4.000% due 12/01/2050	2,850	3,101
5.000% due 12/01/2050	6,680	7,688
Iowa Finance Authority Revenue Bonds, Series 2022 8.000% due 01/01/2042	9,500	8,459
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2021 0.000% due 06/01/2065 (e)	26,970	3,866

		29,314

KANSAS 0.2%
Colby, Kansas Revenue Notes, Series 2024 5.500% due 07/01/2026	9,700	9,700
Lenexa, Kansas Tax Allocation Bonds, Series 2007 6.000% due 04/01/2027 ^(c)	3,143	283
Manhattan, Kansas Revenue Bonds, Series 2025
5.500% due 06/01/2055	1,000	1,002
5.500% due 06/01/2060	2,000	1,988
Wyandotte County-Kansas City Unified Government, Kansas Revenue Bonds, Series 2018 4.500% due 06/01/2040	675	676

		13,649

KENTUCKY 0.5%
Kenton County, Kentucky Airport Board Revenue Bonds, Series 2024 5.250% due 01/01/2044	2,000	2,110
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2016
6.000% due 11/15/2036	2,350	1,860
6.250% due 11/15/2046	1,150	824
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2021
4.750% due 07/01/2040	3,750	3,429
5.125% due 07/01/2055	4,660	3,865
Kentucky Public Energy Authority Revenue Bonds, Series 2024 5.000% due 01/01/2055	5,700	6,135
Kentucky Public Energy Authority Revenue Notes, Series 2025 5.000% due 12/01/2033	9,500	9,856

		28,079

LOUISIANA 0.7%
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017 4.000% due 05/01/2045	7,000	6,793
Louisiana Public Facilities Authority Revenue Bonds, (AGM Insured), Series 2025 5.250% due 07/01/2050	2,000	2,097
Louisiana Stadium and Exposition District Revenue Bonds, Series 2023 5.000% due 07/01/2042	2,565	2,731
New Orleans Aviation Board, Louisiana Revenue Bonds, Series 2024
5.000% due 01/01/2039	8,000	8,592
5.250% due 01/01/2044	22,000	23,164

		43,377

MAINE 0.1%
Finance Authority of Maine Revenue Bonds, Series 2024 4.625% due 12/01/2047	3,000	3,026

MARYLAND 0.3%
Maryland Economic Development Corp. Revenue Bonds, Series 2025 5.000% due 07/01/2048	11,500	12,051
Maryland Economic Development Corp. Tax Allocation Bonds, Series 2020 4.000% due 09/01/2040	2,000	1,878

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2021 3.762% due 01/01/2043	3,205	2,403

		16,332

MASSACHUSETTS 1.6%
Commonwealth of Massachusetts General Obligation Bonds, Series 2018
4.000% due 05/01/2040	3,580	3,586
4.000% due 05/01/2041	9,305	9,312
Commonwealth of Massachusetts General Obligation Bonds, Series 2020 5.000% due 07/01/2048	15,300	15,729
Commonwealth of Massachusetts General Obligation Bonds, Series 2022 5.000% due 11/01/2052	5,600	5,777
Commonwealth of Massachusetts General Obligation Bonds, Series 2023 5.000% due 10/01/2046	5,500	5,799
Commonwealth of Massachusetts General Obligation Bonds, Series 2024 5.000% due 08/01/2054	6,790	7,050
Massachusetts Development Finance Agency Revenue Bonds, (AGM Insured), Series 2025 5.000% due 07/01/2050	15,400	15,888
Massachusetts Development Finance Agency Revenue Bonds, Series 2016
5.000% due 10/01/2041	2,000	2,001
5.000% due 10/01/2048	5,360	5,060
Massachusetts Development Finance Agency Revenue Bonds, Series 2018 5.000% due 07/01/2048	10,500	10,633
Massachusetts Development Finance Agency Revenue Bonds, Series 2024
5.000% due 07/01/2054	1,200	1,156
5.000% due 07/01/2060	1,100	1,045
Massachusetts Development Finance Agency Revenue Bonds, Series 2025
5.250% due 07/01/2045	2,000	2,049
5.250% due 07/01/2050	2,000	2,016
5.250% due 07/01/2055	8,500	8,423

		95,524

MICHIGAN 1.8%
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044	39,843	31,240
Detroit, Michigan General Obligation Bonds, Series 2021 5.000% due 04/01/2050	1,600	1,607
Detroit, Michigan General Obligation Bonds, Series 2023 6.000% due 05/01/2039	1,300	1,482
Detroit, Michigan General Obligation Notes, Series 2023 6.844% due 05/01/2028	515	527
Michigan Finance Authority Revenue Bonds, Series 2019
4.000% due 02/15/2047	17,410	15,628
4.000% due 02/15/2050	4,540	3,980
Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2045 (e)	15,000	3,939
0.000% due 06/01/2065 (e)	55,000	5,560
4.800% due 09/01/2040	235	202
5.000% due 06/01/2040	3,750	3,824
5.000% due 09/01/2050	380	297
Michigan Finance Authority Revenue Bonds, Series 2021 5.000% due 05/01/2046	1,435	1,082
Michigan Finance Authority Revenue Bonds, Series 2024
4.125% due 02/29/2044	700	676
4.375% due 02/28/2054	4,335	4,125
5.250% due 02/28/2043	1,375	1,454
Michigan Finance Authority Revenue Notes, Series 2020 4.300% due 09/01/2030	100	95
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010 5.000% due 11/15/2047	285	314
Michigan State Hospital Finance Authority Revenue Notes, Series 2010 5.000% due 11/15/2047	715	726
Michigan Strategic Fund Revenue Bonds, Series 2018 5.000% due 12/31/2043	5,000	5,016
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2046 (e)	78,000	10,656
0.000% due 06/01/2058 (e)	145,250	2,553
Northern Michigan University Revenue Bonds, Series 2025
5.250% due 06/01/2047	2,000	2,134
5.500% due 06/01/2055	4,250	4,549
Wayne County, Michigan Airport Authority Revenue Notes, (AGM Insured), Series 2023 5.000% due 12/01/2033	1,380	1,551

		103,217

MINNESOTA 0.2%
Duluth Economic Development Authority, Minnesota Revenue Bonds, Series 2018 5.000% due 02/15/2048	5,000	5,044
Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2016 5.000% due 01/01/2041	750	755
Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2022
5.000% due 01/01/2034	1,645	1,802
5.000% due 01/01/2037	2,100	2,260

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Shakopee, Minnesota Senior Housing Revenue Bonds, Series 2025
5.750% due 11/01/2055	1,200	1,196
5.875% due 11/01/2065	1,750	1,759

		12,816

MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, Series 2021
4.000% due 10/01/2034	500	470
4.000% due 10/01/2035	300	277

		747

MISSOURI 0.2%
Grindstone Plaza Transportation Development District, Missouri Revenue Bonds, Series 2006
5.500% due 10/01/2031	250	250
5.550% due 10/01/2036	45	45
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019
4.000% due 02/15/2044	2,200	2,076
4.000% due 02/15/2049	1,000	886
Lees Summit Industrial Development Authority, Missouri Revenue Bonds, Series 2016 5.000% due 08/15/2051	1,450	1,300
Missouri Development Finance Board Revenue Bonds, Series 2022 5.750% due 05/01/2052	7,000	7,390
St. Louis Land Clearance for Redevelopment Authority, Missouri Revenue Bonds, Series 2017 5.125% due 06/01/2046	2,075	2,025

		13,972

MONTANA 0.0%
Hardin, Montana Tax Allocation Bonds, Series 2006 6.250% due 09/01/2031 ^	830	100

MULTI-STATE 2.1%
FHLMC Multifamily VRD Certificates, New York Revenue Bonds, Series 2025 4.604% due 06/25/2042	7,395	7,507
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2022 3.125% due 09/25/2036	946	883
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
3.996% due 12/25/2036	26,646	26,735
4.140% due 01/25/2040	21,446	20,931
4.415% due 08/25/2040	27,792	28,132
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
4.519% due 08/25/2041 ~	20,160	20,426
4.547% due 10/25/2040	19,260	19,695

		124,309

NEBRASKA 0.2%
Douglas County, Nebraska Hospital Authority No 2, Revenue Bonds, Series 2020 4.000% due 11/15/2050	1,000	895
Omaha Public Power District, Nebraska Revenue Bonds, Series 2021 4.000% due 02/01/2051	8,000	7,342
Omaha Public Power District, Nebraska Revenue Bonds, Series 2024 5.000% due 02/01/2043	3,500	3,752

		11,989

NEVADA 0.2%
Las Vegas, Nevada Revenue Bonds, Series 2016 4.375% due 06/15/2035	3,200	3,182
Nevada Department of Business & Industry State Revenue Bonds, Series 2017 5.125% due 12/15/2037 ^(c)	1,754	0
Nevada Department of Business & Industry State Revenue Bonds, Series 2018 6.950% due 02/15/2038 ^(c)	3,695	0
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (e)	39,000	5,604

		8,786

NEW HAMPSHIRE 1.4%
New Hampshire Business Finance Authority Revenue Bonds, Series 2021 4.000% due 01/01/2051	2,250	1,822
New Hampshire Business Finance Authority Revenue Bonds, Series 2023
3.777% due 08/20/2034	13,403	12,941
3.875% due 01/20/2038	7,883	7,622
3.967% due 06/20/2034	9,931	9,724
New Hampshire Business Finance Authority Revenue Bonds, Series 2024 0.506% due 08/20/2039 (a)	23,928	930
New Hampshire Business Finance Authority Revenue Bonds, Series 2025
4.086% due 01/20/2041 ~	21,360	21,058
4.086% due 11/20/2042	24,017	23,456

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

5.625% due 06/01/2039	5,200	5,203

		82,756

NEW JERSEY 1.1%
Atlantic City, New Jersey General Obligation Bonds, Series 2015 6.375% due 03/01/2030	815	817
New Jersey Economic Development Authority Revenue Bonds, Series 2022 5.000% due 11/01/2052	20,000	20,428
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002
5.750% due 04/01/2031	5,000	5,035
6.500% due 04/01/2028	1,996	2,058
New Jersey Housing & Mortgage Finance Agency Revenue Bonds, (FHA Insured), Series 2024 5.250% due 12/20/2065	2,250	2,444
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020 4.000% due 06/15/2039	2,000	2,008
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2022 5.500% due 06/15/2050	3,500	4,174
Tobacco Settlement Financing Corp. New Jersey Revenue Bonds, Series 2018 5.000% due 06/01/2046	27,740	27,331
Union County, New Jersey Improvement Authority Revenue Bonds, Series 2021 8.500% due 06/01/2041	6,000	69

		64,364

NEW YORK 7.6%
Build NYC Resource Corp. New York Revenue Bonds, Series 2018 5.625% due 12/01/2050	8,740	7,500
Build NYC Resource Corp. New York Revenue Bonds, Series 2022
5.750% due 06/01/2052	1,250	1,240
5.750% due 06/01/2062	3,250	3,160
Build NYC Resource Corp. New York Revenue Bonds, Series 2025 5.500% due 06/15/2050	1,000	990
Build NYC Resource Corp. New York Revenue Notes, Series 2024 5.500% due 06/15/2055	1,500	1,472
Huntington Local Development Corp. New York Revenue Notes, Series 2021 4.000% due 07/01/2027	1,430	1,407
Monroe County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured),Series 2023 4.720% due 01/01/2044	4,700	4,742
New York City, New York Housing Development Corp. Revenue Bonds, (HUD Insured), Series 2024 4.650% due 11/01/2049	3,000	2,982
New York City, New York Housing Development Corp. Revenue Bonds, Series 2017 3.750% due 11/01/2052	4,000	3,446
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2020
4.000% due 11/01/2040	5,000	5,018
4.000% due 11/01/2043	4,000	3,839
4.000% due 05/01/2047	6,030	5,563
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2021
4.000% due 08/01/2039	4,000	4,041
4.000% due 02/01/2049	4,000	3,656
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2026 5.000% due 11/01/2047 (b)	1,000	1,045
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2023 5.250% due 05/01/2050	11,000	11,513
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
5.000% due 05/01/2050	3,000	3,094
5.250% due 02/01/2053	2,000	2,090
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2025 5.000% due 11/01/2042	12,000	12,975
New York County, New York Tobacco Trust Revenue Bonds, Series 2005
0.000% due 06/01/2050 (e)	43,000	9,237
0.000% due 06/01/2055 (e)	133,600	11,019
0.000% due 06/01/2060 (e)	210,000	8,748
New York Energy Finance Development Corp. Revenue Bonds, Series 2025 5.000% due 07/01/2056	15,800	16,754
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	19,260	19,256
5.150% due 11/15/2034	2,600	2,602
5.375% due 11/15/2040	6,500	6,500
New York Power Authority Revenue Bonds, (AGM Insured), Series 2022 4.000% due 11/15/2047	7,300	6,842
New York Power Authority Revenue Bonds, (AGM Insured), Series 2023
5.000% due 11/15/2053	5,000	5,192
5.125% due 11/15/2063	10,000	10,412
New York Power Authority Revenue Bonds, Series 2020 4.000% due 11/15/2060	8,760	7,815
New York State Dormitory Authority Revenue Bonds, Series 2020 4.000% due 07/01/2050	10,175	9,132
New York State Dormitory Authority Revenue Bonds, Series 2021 4.000% due 03/15/2040	8,730	8,766
New York State Dormitory Authority Revenue Bonds, Series 2024
4.000% due 05/01/2039	3,500	3,532
4.000% due 03/15/2054	14,250	13,130
5.000% due 03/15/2052	5,615	5,824
New York State Thruway Authority Revenue Bonds, Series 2021 4.000% due 03/15/2047	2,665	2,492

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

New York State Urban Development Corp. Revenue Bonds, Series 2023 5.000% due 03/15/2053	14,500	14,882
New York Transportation Development Corp. Revenue Bonds, (AGC Insured) ,Series 2024 5.250% due 12/31/2054	33,100	33,582
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023 5.125% due 06/30/2060	12,000	12,056
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2025 5.500% due 06/30/2059	14,800	15,446
New York Transportation Development Corp. Revenue Bonds, (BAM Insured), Series 2024 5.500% due 06/30/2060	6,800	7,055
New York Transportation Development Corp. Revenue Bonds, Series 2018
5.000% due 01/01/2031	2,280	2,349
5.000% due 01/01/2033	6,750	6,924
5.000% due 01/01/2036	1,500	1,527
New York Transportation Development Corp. Revenue Bonds, Series 2020
4.375% due 10/01/2045	8,290	7,729
5.000% due 10/01/2035	6,715	7,007
5.000% due 10/01/2040	3,560	3,611
New York Transportation Development Corp. Revenue Bonds, Series 2021 4.000% due 04/30/2053	1,250	1,064
New York Transportation Development Corp. Revenue Bonds, Series 2023
5.625% due 04/01/2040	8,750	9,185
6.000% due 04/01/2035	17,550	19,350
New York Transportation Development Corp. Revenue Bonds, Series 2024
5.250% due 06/30/2043	3,560	3,668
5.250% due 06/30/2044	4,000	4,093
5.500% due 06/30/2060	2,500	2,522
New York Transportation Development Corp. Revenue Bonds, Series 2025
6.000% due 06/30/2044	2,475	2,699
6.000% due 06/30/2059	7,750	8,157
New York Transportation Development Corp. Revenue Notes, Series 2018 5.000% due 01/01/2028	1,000	1,032
New York Transportation Development Corp. Revenue Notes, Series 2020 4.000% due 10/01/2030	2,000	2,040
Onondaga Civic Development Corp. New York Revenue Bonds, Series 2024
5.125% due 08/01/2044	1,000	890
5.375% due 08/01/2054	340	296
Port Authority of New York & New Jersey Revenue Bonds, Series 1994 6.125% due 06/01/2094	4,000	4,007
Suffolk County, New York Economic Development Corp. Revenue Bonds, Series 2021 5.375% due 11/01/2054	4,000	3,038
Suffolk Tobacco Asset Securitization Corp. New York Revenue Bonds, Series 2021 0.000% due 06/01/2066 (e)	67,080	5,966
Syracuse Industrial Development Agency, New York Revenue Bonds, (SGI Insured), Series 2007 5.693% due 01/01/2028	8,370	8,199
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2025
5.000% due 12/01/2042	2,000	2,195
5.000% due 12/01/2043	1,250	1,354
5.000% due 12/01/2044	2,000	2,145
TSASC, Inc., New York Revenue Bonds, Series 2016 5.000% due 06/01/2045	4,500	3,947
Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.250% due 09/15/2047	1,000	931
5.250% due 09/15/2053	2,500	2,272
Westchester County, New York Local Development Corp. Revenue Bonds, (AGM Insured), Series 2025 6.500% due 11/01/2055 (h)	4,000	4,522
Westchester County, New York Local Development Corp. Revenue Bonds, Series 2025 7.500% due 11/01/2055 (h)	11,000	12,085

		444,851

NORTH CAROLINA 0.1%
North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.250% due 01/01/2055	5,635	6,276
North Carolina Medical Care Commission Revenue Bonds, Series 2021 4.000% due 03/01/2051	1,500	1,245
North Carolina Medical Care Commission Revenue Notes, Series 2021
4.000% due 03/01/2030	285	291
4.000% due 03/01/2031	290	296

		8,108

NORTH DAKOTA 0.0%
Grand Forks County, North Dakota Revenue Bonds, Series 2021 7.000% due 12/15/2043 ^(c)	7,940	0

OHIO 4.0%
Allen County, Ohio Hospital Facilities Revenue Bonds, Series 2017 5.000% due 08/01/2042	3,085	3,152
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (e)	279,880	20,770
5.000% due 06/01/2055	134,400	108,963
Columbus Regional Airport Authority, Ohio Revenue Bonds, Series 2025 5.000% due 01/01/2037	6,500	7,169

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Columbus-Franklin County, Ohio Finance Authority Revenue Bonds, Series 2025 6.050% due 01/01/2046	2,900	2,906
Cuyahoga County, Ohio Certificates of Participation Bonds, Series 2024 4.000% due 12/01/2044	6,355	5,962
Cuyahoga County, Ohio Revenue Bonds, Series 2017
5.000% due 02/15/2057	5,000	4,542
5.500% due 02/15/2057	1,000	981
Dayton-Montgomery County, Ohio Port Authority Revenue Bonds, Series 2025 6.625% due 01/01/2045	4,300	4,485
Franklin County, Ohio Convention Facilities Authority Revenue Bonds, Series 2019
5.000% due 12/01/2033	1,170	1,209
5.000% due 12/01/2035	1,200	1,236
Geisinger Authority, Ohio Revenue Bonds, Series 2017 4.000% due 02/15/2047	2,080	1,852
Montgomery County, Ohio Revenue Bonds, Series 2018
6.000% due 04/01/2038 ^(c)	2,369	30
6.250% due 04/01/2049 ^(c)	5,176	65
Ohio Air Quality Development Authority Revenue Bonds, Series 2017 4.250% due 01/15/2038	1,075	1,076
Ohio Air Quality Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	33,960	30,616
Ohio Housing Finance Agency Revenue Bonds, Series 2024 6.000% due 01/01/2045	4,230	4,249
Ohio Housing Finance Agency Revenue Bonds, Series 2025
6.100% due 01/01/2046	2,500	2,514
6.250% due 01/01/2045	7,775	7,986
6.300% due 01/01/2045	6,655	6,740
6.375% due 01/01/2045	2,115	2,189
6.500% due 01/01/2045	3,465	3,558
Ohio State Hospital Revenue Bonds, Series 2020 4.000% due 11/15/2038	1,280	1,258
Port of Greater Cincinnati Development Authority, Ohio Revenue Bonds, Series 2025 6.500% due 01/01/2045	4,400	4,562
University of Cincinnati, Ohio Revenue Bonds, Series 2025
5.250% due 06/01/2043	3,250	3,520
5.250% due 06/01/2044	3,350	3,600
5.250% due 06/01/2045	2,850	3,047

		238,237

OKLAHOMA 0.6%
Oklahoma Development Finance Authority Revenue Bonds, Series 2018 5.500% due 08/15/2052	5,000	5,000
Oklahoma Turnpike Authority Revenue Bonds, Series 2023
4.500% due 01/01/2053	5,750	5,778
5.500% due 01/01/2053	2,750	2,923
Payne County, Oklahoma Economic Development Authority Revenue Bonds, Series 2016
6.625% due 11/01/2036 ^(c)	526	3
6.875% due 11/01/2046 ^(c)	1,081	7
7.000% due 11/01/2051 ^(c)	2,163	13
Tulsa Municipal Airport Trust Trustees, Oklahoma Revenue Bonds, Series 2025 6.250% due 12/01/2035	19,000	21,771

		35,495

OREGON 0.1%
Salem Hospital Facility Authority, Oregon Revenue Bonds, Series 2022
4.000% due 05/15/2047	875	735
4.000% due 05/15/2057	1,000	783
University of Oregon Revenue Bonds, Series 2020 5.000% due 04/01/2050	5,705	5,820

		7,338

PENNSYLVANIA 3.0%
Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Bonds, Series 2025 6.000% due 05/01/2042	1,800	1,949
Beaver Economic Development Authority Revenue Bonds, Series 2006 4.750% due 01/01/2035	7,000	7,409
Berks County, Pennsylvania Municipal Authority Revenue Notes, Series 2024
6.000% due 06/30/2034	1,850	1,989
8.000% due 06/30/2034	3,693	3,705
Blythe Township Solid Waste Authority, Pennsylvania Revenue Bonds, Series 2017 7.750% due 12/01/2037	6,195	6,665
Bucks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2021
4.000% due 07/01/2051	6,000	5,037
5.000% due 07/01/2054	10,700	10,312
Chester County Health & Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2017 5.000% due 10/01/2052	2,500	2,512
Doylestown Hospital Authority, Pennsylvania Revenue Bonds, Series 2024 5.375% due 07/01/2039	2,575	2,839
Franklin County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2018 5.000% due 12/01/2053	1,650	1,439
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020 4.000% due 04/01/2050	14,750	12,866

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

General Authority of Southcentral Pennsylvania Revenue Bonds, Series 2018 6.500% due 07/15/2048	4,200	4,258
Lancaster Municipal Authority, Pennsylvania Revenue Bonds, Series 2024
5.000% due 05/01/2044	1,000	1,012
5.000% due 05/01/2049	750	741
Mercer County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2020 6.125% due 10/01/2050	4,895	3,478
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2024 5.000% due 11/01/2044	4,300	4,159
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2018 4.000% due 09/01/2049	200	173
Moon Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2015
6.000% due 07/01/2045	21,300	20,928
6.125% due 07/01/2050	4,500	4,354
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009 5.250% due 12/01/2037	5,000	5,033
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2019 3.000% due 04/01/2039	3,000	2,734
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022
5.250% due 06/30/2053	7,635	7,743
6.000% due 06/30/2061	6,000	6,326
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2023
5.250% due 07/01/2046	2,200	2,225
5.250% due 07/01/2049	2,000	2,005
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2025 5.450% due 01/01/2051	9,450	10,067
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2022 5.000% due 12/31/2032	3,070	3,376
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019 5.000% due 08/15/2049	12,200	12,432
Pennsylvania Housing Finance Agency Revenue Bonds, Series 2024
6.000% due 10/01/2054	6,085	6,606
6.250% due 10/01/2054	3,335	3,654
Pennsylvania Turnpike Commission Revenue Bonds, Series 2019 5.000% due 12/01/2044	6,000	6,199
Pennsylvania Turnpike Commission Revenue Bonds, Series 2022 5.250% due 12/01/2052	3,000	3,155
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017 5.500% due 12/01/2058	3,500	3,582
Southeastern Pennsylvania Transportation Authority Revenue Bonds, Series 2022 5.250% due 06/01/2043	5,000	5,363
Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2018 5.000% due 07/01/2035	750	754

		177,079

PUERTO RICO 6.3%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2005 0.000% due 05/15/2050 (e)	35,200	7,216
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008 0.000% due 05/15/2057 (e)	194,500	8,022
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	40,493	25,966
0.000% due 11/01/2051	73,494	48,139
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
4.000% due 07/01/2041	1,500	1,388
4.000% due 07/01/2046	13,434	11,736
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018 7.500% due 08/20/2040	41,134	40,049
Puerto Rico Electric Power Authority
4.625% due 07/01/2026 ^(c)	35	24
5.000% due 07/01/2026 ^(c)	865	577
5.250% due 07/01/2026 ^(c)	25	17
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 3.359% (US0003M + 0.520%) due 07/01/2029 ~	6,715	6,510
Puerto Rico Electric Power Authority Revenue Bonds, (BABs), Series 2010
5.950% due 07/01/2030 ^(c)	2,500	1,675
6.250% due 07/01/2040 ^(c)	400	268
Puerto Rico Electric Power Authority Revenue Bonds, Series 2005 4.625% due 07/01/2030 ^(c)	10	7
Puerto Rico Electric Power Authority Revenue Bonds, Series 2007
1.000% (US0003M) due 07/01/2031 ^~(c)	2,500	1,675
5.000% due 07/01/2026 ^(c)	10	7
5.000% due 07/01/2037 ^(c)	555	372
Puerto Rico Electric Power Authority Revenue Bonds, Series 2010
4.750% due 07/01/2026 ^(c)	245	164
4.750% due 07/01/2027 ^(c)	50	33
5.000% due 07/01/2026 ^(c)	65	43
5.250% due 07/01/2026 ^(c)	670	449
5.250% due 07/01/2027 ^(c)	390	261
5.400% due 07/01/2028 ^(c)	2,610	1,749
5.750% due 07/01/2036 ^(c)	23,620	15,825
Puerto Rico Electric Power Authority Revenue Bonds, Series 2013
7.000% due 07/01/2033 ^(c)	4,900	3,283
7.000% due 07/01/2040 ^(c)	20	13
7.000% due 07/01/2043 ^(c)	2,600	1,742

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (e)	99,294	33,365
0.000% due 07/01/2051 (e)	254,313	63,946
4.750% due 07/01/2053	25,325	23,909
5.000% due 07/01/2058	45,177	43,568
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	6,630	6,495
4.550% due 07/01/2040	21,414	21,428

		369,921

RHODE ISLAND 0.5%
Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 2024
5.000% due 05/15/2038	1,000	1,089
5.000% due 05/15/2042	1,000	1,039
5.250% due 05/15/2049	3,650	3,706
Rhode Island Health and Educational Building Corp. Revenue Bonds, (AGM Insured),Series 2025
5.000% due 07/01/2037	375	410
5.000% due 07/01/2038	350	379
5.000% due 07/01/2045	1,500	1,536
5.625% due 07/01/2065	600	619
Tobacco Settlement Financing Corp. Rhode Island Revenue Bonds, Series 2007 0.000% due 06/01/2052 (e)	12,580	1,831
Tobacco Settlement Financing Corp. Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	4,500	4,500
5.000% due 06/01/2050	14,280	14,160

		29,269

SOUTH CAROLINA 0.9%
County of Lancaster, Special Assessment Revenue Bonds, Series 2025 6.200% due 06/01/2055	1,500	1,543
Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023 5.250% due 02/01/2054	7,700	8,328
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2025
5.250% due 11/01/2043	4,500	4,919
5.625% due 10/01/2060	1,750	1,715
South Carolina Public Service Authority Revenue Bonds, Series 2024
5.000% due 12/01/2049	3,500	3,619
5.250% due 12/01/2049	4,500	4,734
5.500% due 12/01/2054	12,525	13,373
South Carolina Public Service Authority Revenue Bonds, Series 2025 5.000% due 12/01/2046	6,750	7,038
Spartanburg Regional Health Services District, South Carolina Revenue Bonds, Series 2017 5.000% due 04/15/2048	6,800	6,862

		52,131

TENNESSEE 1.1%
Bristol Industrial Development Board, Tennessee Tax Allocation Bonds, Series 2016 5.625% due 06/01/2035	2,000	1,757
Memphis-Shelby County, Tennessee Industrial Development Board Tax Allocation Bonds, Series 2017 5.625% due 01/01/2046	850	581
Metropolitan Government of Nashville & Davidson County Sports Auth, Tennessee Revenue Bonds, Series 2023
5.000% due 07/01/2048	2,440	2,550
5.000% due 07/01/2056	6,630	6,874
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, (HUD Insured), Series 2023 4.875% due 10/01/2038	10,270	10,695
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2020 4.000% due 11/01/2055	4,000	3,147
Metropolitan Nashville Airport Authority, Tennessee Revenue Bonds, Series 2022 5.250% due 07/01/2047	6,250	6,465
Tennergy Corp. Tennessee Revenue Bonds, Series 2022 5.500% due 10/01/2053	9,805	10,521
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021 5.000% due 05/01/2052	17,750	18,972

		61,562

TEXAS 9.0%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
7.500% due 12/01/2045 ^(c)	7,060	89
12.000% due 12/01/2045 ^(c)	9,525	120
Arlington Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2024 4.250% due 06/15/2059	850	788
Arlington Higher Education Finance Corp. Texas Revenue Bonds, Series 2016 5.000% due 12/01/2051	2,710	2,638
Arlington Higher Education Finance Corp. Texas Revenue Bonds, Series 2025 5.750% due 06/15/2055	3,500	3,533
Arlington Higher Education Finance Corp. Texas Revenue Bonds,Series 2025 5.875% due 06/15/2065	11,500	11,630
Austin Affordable PFC Inc., Texas Revenue Bonds, (FNMA Insured), Series 2024 4.450% due 03/01/2043	2,575	2,573

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2022 10.000% due 06/01/2042 ^(c)	4,687	469
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2023 12.000% due 06/01/2043 ^(c)	7,904	790
Calhoun County, Texas Navigation Industrial Development Authority Revenue Notes, Series 2021
3.625% due 07/01/2026	7,000	6,863
6.500% due 07/01/2026	12,750	12,425
Celina, Texas Special Assessment Bonds, (AGC Insured), Series 2025
5.000% due 09/01/2039	750	806
5.000% due 09/01/2045	1,750	1,800
Celina, Texas Special Assessment Bonds, Series 2024
5.125% due 09/01/2044	1,800	1,835
5.375% due 09/01/2053	226	230
5.500% due 09/01/2054	1,000	1,023
Celina, Texas Special Assessment Bonds, Series 2025
5.500% due 09/01/2045	300	301
5.625% due 09/01/2055	600	595
Central Texas Turnpike System Revenue Bonds, Series 2024
5.000% due 08/15/2040	1,500	1,651
5.000% due 08/15/2041	1,500	1,638
City of Lavon, Texas, Special Assessment Revenue Bonds, Series 2025 6.000% due 09/15/2054	1,125	1,159
Club Municipal Management District No 1, Texas Special Assessment Bonds, Series 2024
5.100% due 09/01/2044	650	652
5.375% due 09/01/2055	1,047	1,049
Comal Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025 5.000% due 02/01/2050	7,000	7,341
Conroe Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/15/2049	13,000	12,178
Crandall, Texas Special Assessment Bonds, Series 2025
5.250% due 09/15/2045	540	535
5.500% due 09/15/2055	1,250	1,246
5.625% due 09/15/2055	1,850	1,837
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018 4.000% due 02/15/2043	2,500	2,476
Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2021 4.000% due 12/01/2051	11,180	10,077
Dallas Housing Finance Corp. Texas Revenue Bonds, Series 2022 6.000% due 12/01/2062	3,425	3,219
Denton County, Texas Special Assessment Bonds, Series 2025
4.500% due 12/31/2035	1,000	1,038
5.000% due 12/31/2035	1,000	1,038
5.375% due 12/31/2045	1,750	1,809
5.875% due 12/31/2045	1,500	1,547
6.125% due 12/31/2055	8,000	8,258
6.697% due 01/01/2043 «	7,200	7,200
6.697% due 01/01/2059 «	29,900	29,900
Denton County, Texas Special Assessment Notes, Series 2025
4.250% due 12/31/2030	700	706
4.750% due 12/31/2030	650	655
Denton Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 08/15/2053	14,210	14,642
Dickinson Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.250% due 02/15/2053	8,075	7,800
Everman Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/15/2049	4,640	4,372
Fort Worth, Texas Water & Wastewater System Revenue Bonds, Series 2023 4.250% due 02/15/2053	2,000	1,914
Fort Worth, Texas Water & Wastewater System Revenue Bonds, Series 2024 4.250% due 02/15/2053	6,940	6,642
Grand Parkway Transportation Corp. Texas Revenue Bonds, Series 2020 4.000% due 10/01/2049	14,235	13,049
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2021 4.000% due 10/01/2042	5,000	4,864
Harris County, Texas General Obligation Bonds, Series 2024 4.000% due 09/15/2049	5,000	4,674
Harris County, Texas Toll Road Revenue Bonds, Series 2024 4.000% due 08/15/2049	6,500	5,928
Houston, Texas Airport System Revenue Bonds, Series 2024
5.500% due 07/15/2035	14,500	15,983
5.500% due 07/15/2036	17,850	19,516
5.500% due 07/15/2037	22,500	24,471
5.500% due 07/15/2039	4,000	4,296
Houston, Texas Airport System Revenue Notes, Series 2024 5.250% due 07/15/2034	8,700	9,363
Humble Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022 4.000% due 02/15/2052	5,010	4,688
La Vega Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.125% due 02/15/2054	6,000	5,672
Lamar Consolidated Independent School District, Texas General Obligation Bonds, Series 2023 4.000% due 02/15/2048	9,000	8,363
Laredo, Texas Waterworks & Sewer Revenue Bonds, Series 2019 4.000% due 03/01/2044	3,480	3,352
Leander Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025 5.000% due 08/15/2055	4,575	4,764

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Little Elm Independent School District, Texas General Obligation Bonds, Series 2023 4.250% due 08/15/2053	1,800	1,680
Lower Colorado River Authority, Texas Revenue Bonds, Series 2023 5.250% due 05/15/2048	3,000	3,145
Melissa Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/01/2049	5,000	4,671
Mesquite, Texas Special Assessment Bonds, Series 2025
5.500% due 09/01/2045	1,050	1,052
5.750% due 09/01/2055	1,300	1,294
New Hope Cultural Education Facilities Finance Corp. 4.000% due 07/01/2026	50	42
New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2016
4.000% due 07/01/2031 ^(c)	1,200	936
4.000% due 07/01/2036 ^	2,700	2,437
4.250% due 07/01/2031	670	605
4.250% due 07/01/2036 ^(c)	1,975	1,540
4.750% due 07/01/2051 ^	8,110	6,082
5.000% due 07/01/2031 ^(c)	905	817
5.000% due 07/01/2046 ^	19,430	15,609
5.000% due 07/01/2051 ^	9,485	8,560
5.250% due 07/01/2036 ^(c)	400	200
5.500% due 07/01/2046 ^(c)	2,520	1,260
5.750% due 07/01/2051 ^(c)	1,000	500
7.000% due 07/01/2051 ^(c)	1,450	290
New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2017
5.000% due 01/01/2042	500	500
5.000% due 01/01/2047	1,500	1,466
New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2019 5.000% due 12/01/2054	250	220
New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2025
5.000% due 11/01/2055	1,200	1,168
5.000% due 11/01/2060	2,800	2,698
New Hope Cultural Education Facilities Finance Corp. Texas Revenue Notes, Series 2016
4.000% due 07/01/2026	25	19
6.000% due 07/01/2026 ^(c)	80	16
North Fort Bend Water Authority, Texas Revenue Bonds, Series 2019 4.000% due 12/15/2044	7,335	6,849
North Texas Municipal Water District Water System Revenue Bonds, Series 2025
5.000% due 09/01/2044	2,700	2,872
5.000% due 09/01/2045	5,000	5,281
5.000% due 09/01/2046	4,505	4,734
5.000% due 09/01/2051	10,000	10,397
Northwest Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/15/2049	7,225	6,798
Pilot Point, Texas Special Assessment Bonds, Series 2025
6.375% due 09/15/2055	2,800	2,886
7.125% due 09/15/2055	2,142	2,207
Princeton, Texas Special Assessment Bonds, Series 2024 5.250% due 09/01/2054	750	743
Princeton, Texas Special Assessment Bonds, Series 2025
5.250% due 09/01/2045	1,205	1,205
5.625% due 09/01/2055	2,380	2,384
Rowlett, Texas Special Assessment Bonds, Series 2016 5.750% due 09/15/2036	100	100
Royse City Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 5.000% due 02/15/2054	2,100	2,164
San Antonio Water System, Texas Revenue Bonds, Series 2015 4.000% due 05/15/2045	6,845	6,384
Southwest Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.000% due 02/01/2043	6,000	5,992
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017 6.750% due 11/15/2052	3,000	3,018
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2020 6.875% due 11/15/2055	2,400	2,261
Texas Department of Housing & Community Affairs Revenue Bonds, (GNMA Insured), Series 2025 6.000% due 01/01/2056	10,000	11,184
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, (BAM Insured), Series 2025 5.500% due 09/01/2055	3,000	3,189
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019 5.000% due 06/30/2058	7,450	7,278
Texas State University System Revenue Bonds, Series 2024 5.000% due 03/15/2044	3,000	3,199
Texas Transportation Commission Revenue Bonds, Series 2019
0.000% due 08/01/2047 (e)	5,575	1,888
0.000% due 08/01/2051 (e)	3,450	943
Texas Water Development Board Revenue Bonds, Series 2017 4.000% due 10/15/2047	5,700	5,348
Texas Water Development Board Revenue Bonds, Series 2022 4.800% due 10/15/2052	10,800	10,914
Texas Water Development Board Revenue Bonds, Series 2023 4.875% due 10/15/2048	6,800	6,984
Texas Water Development Board Revenue Bonds, Series 2024
4.250% due 10/15/2051	10,000	9,523
4.375% due 10/15/2054	12,250	11,705
4.375% due 10/15/2059	13,800	12,962

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Texas Water Development Board Revenue Bonds, Series 2025 4.500% due 10/15/2045	5,830	5,934
Waxahachie Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/15/2049	6,500	6,116

		530,319

UTAH 0.9%
Downtown Revitalization Public Infrastructure District, Utah Revenue Bonds, (AGC Insured), Series 2025 5.250% due 06/01/2045	4,700	5,037
Mida Cormont Public Infrastructure District, Utah General Obligation Bonds, Series 2025
6.250% due 06/01/2055	1,700	1,784
6.750% due 06/01/2055 (f)	4,500	3,832
Mida Mountain Village Public Infrastructure District, Utah Tax Allocation Bonds, Series 2024
5.125% due 06/15/2054	5,940	5,882
6.000% due 06/15/2054	7,500	7,704
Mida Mountain Village Public Infrastructure District, Utah Tax Allocation Bonds, Series 2025
5.500% due 06/01/2050	850	852
5.750% due 06/01/2043 (f)	2,000	1,487
5.750% due 06/01/2060	2,650	2,677
Salt Lake City, Utah Airport Revenue Bonds, (AGM/CR Insured), Series 2021 4.000% due 07/01/2051	5,500	4,911
Salt Lake City, Utah Airport Revenue Bonds, Series 2018 5.000% due 07/01/2048	3,430	3,451
Salt Lake City, Utah Airport Revenue Bonds, Series 2021 5.000% due 07/01/2051	10,000	10,088
UIPA Crossroads Public Infrastructure District, Utah Tax Allocation Bonds, Series 2021 4.375% due 06/01/2052	3,500	3,209

		50,914

VERMONT 0.0%
Vermont Economic Development Authority Revenue Bonds, Series 2022 4.375% due 06/01/2052	2,000	2,014

VIRGINIA 1.0%
Farms New Kent Community Development Authority, Virginia Special Assessment Bonds, Series 2021 3.750% due 03/01/2036	3,890	3,765
Hampton Roads Transportation Accountability Commission, Virginia Revenue Bonds, Series 2022 4.000% due 07/01/2057	13,000	11,756
Henrico County, Virginia Economic Development Authority Revenue Bonds, Series 2025 5.000% due 11/01/2048	5,000	5,171
Lewistown Commerce Center Community Development Authority Revenue Bonds, Virginia Tax Allocation, Series 2014
6.050% due 03/01/2044 ^(c)	164	113
6.050% due 03/01/2044	154	130
6.050% due 03/01/2054 ^(c)	584	263
Peninsula Town Center Community Development Authority, Virginia Special Assessment Bonds, Series 2018 5.000% due 09/01/2045	2,250	2,230
Virginia Beach Development Authority Revenue Bonds, Series 2023 7.000% due 09/01/2059	4,000	4,372
Virginia Housing Development Authority Revenue Bonds, Series 2023 5.150% due 10/01/2053	3,000	3,075
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
5.500% due 07/01/2044	12,625	10,585
7.500% due 07/01/2052 ^(c)	5,569	3,341
Virginia Small Business Financing Authority Revenue Bonds, Series 2024
5.000% due 12/01/2039	2,000	2,121
5.500% due 12/01/2054	2,500	2,557
Virginia Small Business Financing Authority Revenue Bonds, Series 2025
5.000% due 06/15/2044	2,500	2,619
5.000% due 06/15/2045	2,500	2,593
5.250% due 06/15/2055	4,000	4,135

		58,826

WASHINGTON 1.8%
Energy Northwest, Washington Revenue Bonds, Series 2025 5.000% due 07/01/2042	7,000	7,735
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2017 4.000% due 09/01/2047	3,135	2,933
Washington Health Care Facilities Authority Revenue Notes, Series 2025 5.000% due 10/01/2035	5,885	6,674
Washington State Housing Finance Commission Revenue Bonds, (FNMA Insured), Series 2024 4.400% due 03/01/2043	13,685	13,588
Washington State Housing Finance Commission Revenue Bonds, Series 2018
5.000% due 07/01/2038	1,555	1,296
5.000% due 07/01/2048	6,060	4,438
5.000% due 07/01/2053	3,945	2,748
Washington State Housing Finance Commission Revenue Bonds, Series 2023 3.375% due 04/20/2037	8,710	8,248
Washington State Housing Finance Commission Revenue Bonds, Series 2024 4.084% due 03/01/2050	14,436	14,168
Washington State Housing Finance Commission Revenue Bonds, Series 2025
3.947% due 11/20/2041	25,320	24,304
6.000% due 01/01/2046	8,915	8,911

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

6.000% due 07/01/2060	1,000	1,020
6.250% due 01/01/2056	8,000	7,992
7.000% due 07/01/2064	2,200	2,259

		106,314

WEST VIRGINIA 1.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (e)	144,415	13,931
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
4.006% due 06/01/2040	3,000	2,510
4.875% due 06/01/2049	9,730	9,237
West Virginia Economic Development Authority Revenue Bonds, Series 2025
4.625% due 04/15/2055	9,000	9,117
5.450% due 01/01/2055	11,620	12,378
West Virginia Hospital Finance Authority Revenue Bonds, Series 2023 6.000% due 09/01/2053	8,600	9,297

		56,470

WISCONSIN 3.3%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
6.750% due 08/01/2031	20,000	15,400
7.000% due 11/01/2046 ^(c)	3,500	1,225
7.000% due 01/01/2050	4,750	5,052
7.000% due 12/01/2050 «	255	103
Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
5.000% due 03/01/2048	5,000	4,247
6.375% due 01/01/2048 ^(c)	8,930	4,019
Public Finance Authority, Wisconsin Revenue Bonds, Series 2019 5.875% due 10/01/2054 ^(c)	5,230	3,234
Public Finance Authority, Wisconsin Revenue Bonds, Series 2020
0.000% due 01/01/2035 (e)	3,480	2,102
0.000% due 01/01/2060 (e)	43,000	4,003
5.000% due 01/01/2055	3,500	2,968
5.250% due 03/01/2055	2,500	2,240
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 09/30/2051	9,475	7,852
5.000% due 07/01/2037	500	514
5.000% due 07/01/2039	500	510
5.000% due 07/01/2041	500	502
5.625% due 06/01/2050	5,185	5,154
6.500% due 06/01/2045	1,400	1,253
Public Finance Authority, Wisconsin Revenue Bonds, Series 2022
4.000% due 10/01/2052	5,360	4,832
5.000% due 10/01/2052	13,120	13,273
Public Finance Authority, Wisconsin Revenue Bonds, Series 2023 0.000% due 07/01/2062	1,360	1,090
Public Finance Authority, Wisconsin Revenue Bonds, Series 2024
5.000% due 12/15/2039	700	708
5.000% due 12/15/2044	400	382
Public Finance Authority, Wisconsin Revenue Bonds, Series 2025
5.000% due 11/15/2042	750	775
5.250% due 06/01/2045	370	375
5.250% due 06/15/2055	1,000	1,019
5.250% due 11/15/2061	3,000	3,015
5.500% due 06/15/2045	725	727
5.500% due 06/01/2055	600	609
5.500% due 06/15/2055	750	765
5.750% due 06/15/2055	1,000	996
5.750% due 12/31/2065	46,000	47,401
Public Finance Authority, Wisconsin Revenue Notes, Series 2023
0.000% due 09/01/2029 (e)	847	648
6.125% due 12/15/2029	2,051	2,075
Public Finance Authority, Wisconsin Revenue Notes, Series 2025
5.000% due 06/01/2030	750	784
5.000% due 06/01/2035	1,175	1,264
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020 0.000% due 12/15/2050 (e)	25,410	7,528
Wisconsin Health & Educational Facilities Authority Revenue Bonds, (AGM Insured), Series 2025 5.000% due 08/15/2048	10,000	10,420
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	2,095	1,927
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 08/15/2047	3,500	3,148
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018 4.500% due 07/01/2043	2,350	2,070
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2021 4.000% due 08/15/2041	4,000	3,933
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2024 5.875% due 07/01/2055	8,000	8,012
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2025
6.000% due 11/15/2045	5,000	4,930
6.375% due 11/15/2060	4,100	4,081

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

6.625% due 07/01/2060	4,800	4,995

		192,160

Total Municipal Bonds & Notes (Cost $4,976,882)		4,927,840

U.S. GOVERNMENT AGENCIES 3.1%
Federal Home Loan Mortgage Corp.
3.600% due 12/01/2040 - 06/01/2043	14,992	13,613
3.700% due 09/01/2038	10,410	9,825
3.720% due 01/01/2041	13,837	12,837
3.790% due 07/01/2040	3,891	3,642
3.800% due 12/01/2038 - 01/01/2040	15,124	14,330
3.850% due 04/01/2039	3,971	3,761
4.000% due 01/01/2039	3,500	3,404
4.100% due 05/01/2038	6,738	6,597
4.250% due 08/01/2038	4,943	4,904
4.400% due 11/01/2040	9,870	9,806
4.500% due 12/01/2040	10,000	10,013
4.600% due 03/01/2041	7,657	7,734
4.900% due 02/01/2040	5,914	6,175
5.210% due 08/01/2040	15,802	16,964
5.360% due 06/01/2039	7,505	8,178
Federal Home Loan Mortgage Corp. Multifamily ML Certificates
2.990% due 04/25/2043 ~	8,038	6,948
3.157% due 01/25/2039 ~	24,503	16,474
3.427% due 01/25/2043 ~	12,177	8,210
4.156% due 05/25/2041 ~	5,868	5,804
5.306% due 01/25/2042 ~	12,474	10,228
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificate 4.625% due 07/15/2040 •	4,873	5,015

Total U.S. Government Agencies (Cost $180,936)		184,462

	SHARES
COMMON STOCKS 0.0%
INDUSTRIALS 0.0%
AM Bidco Holdings LLC «(d)	1,060	0

Total Common Stocks (Cost $0)		0

SHORT-TERM INSTRUMENTS 0.6%
MUTUAL FUNDS 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.850% (g)	11,495,993	11,496

	PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (i) 0.4%		25,600

CORPORATE BONDS & NOTES 0.0%
Jeffereson EP Energy 10.000% due 06/30/2026 «	$100	100

Total Corporate Bonds & Notes (Cost $100)		100

Total Short-Term Instruments (Cost $37,196)		37,196

Total Investments in Securities (Cost $5,692,816)		5,645,013

	SHARES
INVESTMENTS IN AFFILIATES 5.4%
SHORT-TERM INSTRUMENTS 5.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.4%
PIMCO Short-Term Floating NAV Portfolio III	32,578,347	317,346

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Total Short-Term Instruments (Cost $317,180)	317,346

Total Investments in Affiliates (Cost $317,180)	317,346

Total Investments 101.2% (Cost $6,009,996)	$5,962,359
Other Assets and Liabilities, net (1.2)%	(72,335)

Net Assets 100.0%	$5,890,024

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Zero coupon security.
(f)	Security becomes interest bearing at a future date.
(g)	Coupon represents a 7-Day Yield.
(h)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AM Bidco Operations LLC	0.000%	10/21/2027	10/21/2025	$21,845	$21,393	0.36%
Bluehouse Commons Apartments	4.120	12/01/2042	01/09/2025	11,160	11,499	0.20
City of Salinas	4.020	09/01/2033	07/26/2023	6,231	6,085	0.10
Groves Seniors Apartments 2	4.000	07/01/2038	01/09/2025	1,154	1,202	0.02
Groves Seniors Apartments 2	4.170	06/01/2041	01/09/2025	6,932	7,175	0.12
Mangini Place Apartments	3.910	11/01/2042	01/09/2025	16,108	16,611	0.28
Northlake Senior Apartments	3.990	10/01/2041	01/09/2025	17,308	17,904	0.30
Pine Grove Powers Avenue	5.000	10/01/2042	01/09/2025	16,750	17,283	0.29
Valencia Garden	4.020	11/01/2041	01/09/2025	10,259	10,605	0.18
Westchester County, New York Local Development Corp. Revenue Bonds, (AGM Insured), Series 2025	6.500	11/01/2055	08/25/2025	4,000	4,522	0.08
Westchester County, New York Local Development Corp. Revenue Bonds, Series 2025	7.500	11/01/2055	08/25/2025	11,000	12,085	0.21

$122,747	$126,364	2.14%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	3.790%	01/02/2026	01/05/2026	$25,600	U.S. Treasury Notes 3.500% due 11/30/2030	$(26,110)	$25,600	$25,600

Total Repurchase Agreements	$(26,110)	$25,600	$25,600

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$454,872	$454,872
Corporate Bonds & Notes
Banking & Finance	0	0	17,016	17,016
Industrials	0	23,627	0	23,627
Municipal Bonds & Notes
Alabama	0	226,337	0	226,337
Alaska	0	21,492	0	21,492
Arizona	0	37,756	0	37,756
Arkansas	0	51,183	0	51,183
California	0	312,437	0	312,437
Colorado	0	206,061	0	206,061
Delaware	0	37,017	0	37,017
District of Columbia	0	30,559	0	30,559
Florida	0	361,298	0	361,298
Georgia	0	126,656	0	126,656
Guam	0	1,518	0	1,518
Hawaii	0	18,360	0	18,360
Idaho	0	28,670	0	28,670
Illinois	0	301,698	0	301,698
Indiana	0	93,433	0	93,433
Iowa	0	29,314	0	29,314
Kansas	0	13,649	0	13,649
Kentucky	0	28,079	0	28,079
Louisiana	0	43,377	0	43,377
Maine	0	3,026	0	3,026
Maryland	0	16,332	0	16,332
Massachusetts	0	95,524	0	95,524
Michigan	0	103,217	0	103,217
Minnesota	0	12,816	0	12,816
Mississippi	0	747	0	747
Missouri	0	13,972	0	13,972
Montana	0	100	0	100
Multi-State	0	124,309	0	124,309
Nebraska	0	11,989	0	11,989
Nevada	0	8,786	0	8,786
New Hampshire	0	82,756	0	82,756
New Jersey	0	64,364	0	64,364
New York	0	444,851	0	444,851
North Carolina	0	8,108	0	8,108
Ohio	0	238,237	0	238,237
Oklahoma	0	35,495	0	35,495
Oregon	0	7,338	0	7,338
Pennsylvania	0	177,079	0	177,079
Puerto Rico	0	369,921	0	369,921
Rhode Island	0	29,269	0	29,269
South Carolina	0	52,131	0	52,131
Tennessee	0	61,562	0	61,562
Texas	0	493,219	37,100	530,319
Utah	0	50,914	0	50,914
Vermont	0	2,014	0	2,014
Virginia	0	58,826	0	58,826
Washington	0	106,314	0	106,314
West Virginia	0	56,470	0	56,470
Wisconsin	0	192,057	103	192,160
U.S. Government Agencies	0	184,462	0	184,462
Short-Term Instruments
Mutual Funds	0	11,496	0	11,496
Repurchase Agreements	0	25,600	0	25,600
Corporate Bonds & Notes	0	0	100	100

$0	$5,135,822	$509,191	$5,645,013
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$317,346	$0	$0	$317,346

Total Investments	$317,346	$5,135,822	$509,191	$5,962,359

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2025:
Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2025 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$98,439	$357,463	$(1,602)	$1,040	$145	$(613)	$0	$0	$454,872	$(589)
Corporate Bonds & Notes

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Banking & Finance	18,237	0	(254)	7	6	(980)	0	0	17,016	(1,023)
Municipal Bonds & Notes
Texas	0	37,100	0	0	0	0	0	0	37,100	0
Wisconsin	0	103	0	0	0	0	0	0	103	0
Short-Term Instruments
Corporate Bonds & Notes	0	100	0	0	0	0	0	0	100	0

Totals	$116,676	$394,766	$(1,856)	$1,047	$151	$(1,593)	$0	$0	$509,191	$(1,612)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
								(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 12/31/2025	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$153,161	Discounted Cash Flow			Discount Rate			4.870 - 8.360	5.892
		301,711	Recent Transaction			Purchase Price			82.578 - 100.513	98.829
Corporate Bonds & Notes
Banking & Finance		17,016	Discounted Cash Flow			Discount Rate			7.170 - 23.405	19.752
Municipal Bonds & Notes
Texas		37,100	Recent Transaction			Purchase Price			100.000	—
Wisconsin		103	Recent Transaction			Purchase price			40.250	—
Short-Term Instruments
Corporate Bonds & Notes		100	Recent Transaction			Purchase price			100.000

Total		$509,191

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO High Yield Spectrum Fund	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 7.1%
Altice France SA 10.860% (TSFR3M + 6.875%) due 05/31/2031 ~		$535	$536
American Airlines, Inc. 6.134% - 8.448% (TSFR3M + 2.250%) due 04/20/2028 ~		259	260
American Axle & Manufacturing, Inc. TBD% due 02/24/2032		500	501
Aspire Bakeries Holdings LLC 7.221% (TSFR1M + 3.500%) due 12/23/2030 ~		496	500
AthenaHealth Group, Inc. 6.466% - 7.831% (TSFR1M + 2.750%) due 02/15/2029 ~		295	296
Barnes Group, Inc. 6.466% - 7.831% (TSFR1M + 2.750%) due 01/27/2032 ~		454	455
Clearwater Analytics LLC 6.210% - 8.272% (TSFR6M + 2.000%) due 04/21/2032 ~		798	799
Clover Holdings 2 LLC
TBD% - 10.448% due 12/10/2029 ~µ		198	196
7.522% (TSFR1M + 3.750%) due 12/09/2031 ~		1,393	1,396
Cotiviti Corp.
6.623% - 7.716% (TSFR1M + 2.750%) due 05/01/2031 ~		887	854
6.623% - 7.716% (TSFR1M + 2.750%) due 03/26/2032 ~		299	287
Cyberswift U.S. Finco LLC 7.905% (TSFR3M + 4.000%) due 10/08/2032 ~		500	500
Envision Healthcare Corp.
11.862% (TSFR3M + 7.875%) due 07/20/2026 «~		104	104
11.862% (TSFR3M + 7.875%) due 11/03/2028 «~		422	434
Finastra USA, Inc.
7.723% (TSFR3M + 4.000%) due 09/15/2032 ~		1,300	1,275
10.723% (TSFR3M + 7.000%) due 09/15/2033 ~		200	196
Frontier Communications Corp. 6.236% - 8.199% (TSFR1M + 2.500%) due 07/01/2031 ~		297	298
Galaxy U.S. Opco, Inc.(5.840% Cash) 5.840% (TSFR3M + 2.000%) due 07/31/2030 ~		500	482
Global Medical Response, Inc. 7.384% (TSFR3M + 3.500%) due 10/01/2032 ~		500	504
Golden State Foods LLC 7.672% (TSFR3M + 4.000%) due 12/04/2031 ~		469	473
INEOS Quattro Holdings U.K. Ltd. 8.066% (TSFR1M + 4.250%) due 04/02/2029 ~		198	141
INEOS U.S. Finance LLC 6.966% - 7.384% (TSFR1M + 3.250%) due 02/18/2030 ~		584	475
ION Platform Finance U.S., Inc. 7.422% (TSFR3M + 3.750%) due 10/07/2032 ~		800	753
Kaseya, Inc. 6.716% - 7.672% (TSFR1M + 3.000%) due 03/20/2032 ~		796	798
Level 3 Financing, Inc.
6.966% - 7.384% (TSFR1M + 3.250%) due 03/29/2032 ~		650	653
McAfee LLC 6.716% - 7.672% (TSFR1M + 3.000%) due 03/01/2029 ~		796	737
MH Sub I LLC 7.966% (TSFR1M + 4.250%) due 12/31/2031 ~		990	852
Modena Buyer LLC 8.090% (TSFR3M + 4.250%) due 07/01/2031 ~		204	203
MPH Acquisition Holdings LLC 7.590% (TSFR3M + 3.750%) due 12/31/2030 ~		44	45
Neptune Bidco U.S., Inc. 9.027% (TSFR3M + 5.000%) due 04/11/2029 ~		648	643
Newfold Digital Holdings Grp Inc.
7.384% (TSFR1M + 3.500%) due 04/30/2029 ~		480	388
9.488% (TSFR3M + 5.750%) due 04/30/2029 ~		81	76
OCS Group Holdings Ltd. 9.719% due 11/28/2031 ~	GBP	1,000	1,351
Ontario Gaming GTA LP 7.922% (TSFR3M + 4.250%) due 08/01/2030 ~		$549	509
Paradigm Parent LLC 8.172% (TSFR3M + 4.500%) due 04/16/2032 ~		1,197	1,057
Peraton Corp. 7.690% (TSFR3M + 3.750%) due 02/01/2028 ~		800	744
Petco Health & Wellness Co., Inc. 7.184% - 7.198% (TSFR3M + 3.250%) due 03/03/2028 ~		484	480
Primo Brands Corp. 5.922% - 9.100% (TSFR3M + 2.250%) due 03/31/2028 ~		490	492
Qnity Electronics, Inc. 5.804% - 9.234% (TSFR6M + 2.000%) due 11/01/2032 ~		600	603

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2025 (Unaudited)

QualityTech LP 7.284% (TSFR1M + 3.500%) due 10/30/2031 ~		993	996
QuidelOrtho Corp. 7.716% (TSFR1M + 4.000%) due 08/20/2032 ~		998	998
Rockpoint Gas Storage Partners LP 6.172% (TSFR3M + 2.500%) due 09/18/2031 ~		394	397
Specialty Building Products Holdings LLC 7.566% (TSFR1M + 3.750%) due 10/16/2028 ~		544	509
Spirit Airlines, Inc.
TBD% due 07/14/2026		18	18
TBD% - 19.000% due 12/09/2034 ~		91	78
TBD% (TSFR1M + 8.000%) due 07/14/2026 ~		8	8
TBD% - 19.000% (TSFR1M + 8.000%) due 12/09/2034 ~		34	34
Stepstone Group MidCo 2 GmbH 6.599% - 7.723% (EUR006M + 4.500%) due 04/26/2032 ~	EUR	525	585
Stonepeak Bayou Holdings LP 6.422% - 7.934% (TSFR3M + 2.750%) due 10/01/2032 ~		$500	454
Subcalidora 2 7.769% (EUR003M + 5.750%) due 08/14/2029 «~	EUR	1,000	1,181
TK Elevator Midco GmbH 6.947% - 7.384% (TSFR6M + 2.750%) due 04/30/2030 ~		$447	450
TransDigm, Inc.
6.216% - 8.272% (TSFR1M + 2.500%) due 02/28/2031 ~		936	940
6.216% - 8.272% (TSFR1M + 2.500%) due 08/19/2032 ~		499	501
Transnet SOC Ltd. 11.125% due 03/02/2028 «~	ZAR	13,571	822
Trident TPI Holdings, Inc. 7.422% (TSFR3M + 3.750%) due 09/15/2028 ~		$1,495	1,439
U.S. Renal Care, Inc.
TBD% - 9.868% due 09/25/2030 «~µ		125	124
8.831% (TSFR1M + 5.000%) due 06/28/2028 ~		790	746
TBD% - 9.868% (TSFR3M + 6.000%) due 09/25/2030 «~		1,000	980
VEON Amsterdam BV 8.206% (TSFR3M + 4.250%) due 03/25/2027 «~		900	900
Veritiv Corp. 7.672% (TSFR3M + 4.000%) due 12/02/2030 ~		520	520
Vista Management Holding, Inc. 7.735% (TSFR3M + 3.750%) due 04/01/2031 ~		446	450
Vistra Zero Operating Co. LLC 5.716% - 9.340% (TSFR1M + 2.000%) due 04/30/2031 ~		448	444
X Corp. 10.448% (TSFR3M + 6.500%) due 10/26/2029 ~		990	975

Total Loan Participations and Assignments (Cost $35,777)			35,895

CORPORATE BONDS & NOTES 76.9%
BANKING & FINANCE 14.1%
Alexandrite Lake Lux Holdings SARL 6.750% due 07/30/2030	EUR	200	239
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
7.000% due 01/15/2031		$1,850	1,921
7.375% due 10/01/2032		350	363
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.000% due 06/01/2029		100	99
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
3.625% due 06/01/2028	EUR	600	701
4.625% due 06/01/2028		$1,100	1,086
Ally Financial, Inc. 8.000% due 11/01/2031		100	114
Asurion LLC & Asurion Co-Issuer, Inc. 8.000% due 12/31/2032		1,600	1,661
Atrium Finance PLC 2.625% due 09/05/2027	EUR	375	417
Banca Monte dei Paschi di Siena SpA
7.708% due 01/18/2028 •		750	957
10.500% due 07/23/2029		200	287
Barclays PLC 9.625% due 12/15/2029 •(f)(g)		$700	796
Boost Newco Borrower LLC 7.500% due 01/15/2031		1,300	1,382
Brandywine Operating Partnership LP 8.875% due 04/12/2029		200	216
Bread Financial Holdings, Inc. 6.750% due 05/15/2031		600	622
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC 5.750% due 05/15/2026		261	260
Burford Capital Global Finance LLC
6.875% due 04/15/2030		1,100	1,077
7.500% due 07/15/2033		700	669
Canary Wharf Group Investment Holdings PLC 3.375% due 04/23/2028	GBP	500	637
Cantor Fitzgerald LP 7.200% due 12/12/2028		$300	319

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2025 (Unaudited)

Castellum AB 3.125% due 12/02/2026 •(f)	EUR	1,100	1,273
CrossCountry Intermediate HoldCo LLC 6.500% due 10/01/2030		$500	511
Diversified Healthcare Trust 7.250% due 10/15/2030		600	614
EF Holdco/EF Cayman Holdings/Ellington Financial REIT Cayman/TRS/EF Cayman Non-MTM 7.375% due 09/30/2030		900	908
Encore Capital Group, Inc.
4.250% due 06/01/2028	GBP	750	974
6.625% due 04/15/2031		$500	503
8.500% due 05/15/2030		1,200	1,291
9.250% due 04/01/2029		500	527
Essendi SA
5.375% due 05/15/2030	EUR	300	363
5.500% due 11/15/2031		400	483
6.375% due 10/15/2029		100	124
Ford Motor Credit Co. LLC 5.918% due 03/20/2028		$1,175	1,203
Freedom Mortgage Corp. 6.625% due 01/15/2027		600	604
Freedom Mortgage Holdings LLC
8.375% due 04/01/2032		350	369
9.125% due 05/15/2031		700	753
FS KKR Capital Corp.
3.125% due 10/12/2028		800	738
6.125% due 01/15/2031		900	879
FTAI Aviation Investors LLC 5.500% due 05/01/2028		1,450	1,454
GGAM Finance Ltd. 8.000% due 02/15/2027		300	307
Greengrove RE Ltd. 11.292% (T-BILL 1MO + 7.750%) due 04/08/2032 ~		250	260
HAT Holdings I LLC/HAT Holdings II LLC
3.750% due 09/15/2030		400	371
8.000% due 06/15/2027		156	162
Hudson Pacific Properties LP 3.950% due 11/01/2027		325	312
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.250% due 05/15/2027		300	296
9.000% due 06/15/2030		300	287
ICBC Standard Bank PLC 20.000% due 12/13/2029 «	UZS	5,910,000	492
ION Platform Finance U.S., Inc. 7.875% due 09/30/2032		$2,025	1,924
ION Platform Finance U.S., Inc./ION Platform Finance SARL 8.750% due 05/01/2029		500	507
Jane Street Group/JSG Finance, Inc.
6.750% due 05/01/2033		1,600	1,671
7.125% due 04/30/2031		1,500	1,577
Jefferson Capital Holdings LLC 8.250% due 05/15/2030		500	526
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.750% due 06/15/2029		600	594
Liberty Mutual Group, Inc. 4.300% due 02/01/2061		375	250
Midcap Financial Issuer Trust 6.500% due 05/01/2028		125	125
Millrose Properties, Inc. 6.375% due 08/01/2030		450	461
MPT Operating Partnership LP/MPT Finance Corp. 8.500% due 02/15/2032		375	401
Nature Coast Re Ltd. 13.371% (GSMMUSTI + 9.750%) due 04/10/2033 ~		250	260
Navient Corp. 9.375% due 07/25/2030		300	334
New Immo Holding SA
3.250% due 07/23/2027	EUR	500	588
4.875% due 12/08/2028		1,200	1,432
6.000% due 03/22/2029		1,000	1,226
Newmark Group, Inc. 7.500% due 01/12/2029		$650	698
Nissan Motor Acceptance Co. LLC 2.750% due 03/09/2028		625	594
OneMain Finance Corp.
3.875% due 09/15/2028		500	488
4.000% due 09/15/2030		500	471
5.375% due 11/15/2029		1,000	1,001
6.125% due 05/15/2030		500	511
6.625% due 01/15/2028		600	618
6.750% due 09/15/2033		900	912
7.500% due 05/15/2031		475	500
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (e)		800	618
Panther Escrow Issuer LLC 7.125% due 06/01/2031		1,400	1,452

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2025 (Unaudited)

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 4.875% due 05/15/2029		500	489
Pebblebrook Hotel LP/PEB Finance Corp. 6.375% due 10/15/2029		875	899
PennyMac Financial Services, Inc.
5.750% due 09/15/2031		300	303
6.875% due 05/15/2032		750	786
7.875% due 12/15/2029		600	639
Rfna LP 7.875% due 02/15/2030		500	511
RHP Hotel Properties LP/RHP Finance Corp. 4.500% due 02/15/2029		1,100	1,090
Rocket Cos., Inc.
6.125% due 08/01/2030		2,075	2,146
6.500% due 08/01/2029		400	413
7.125% due 02/01/2032		100	105
Samhallsbyggnadsbolaget I Norden Holding AB
0.750% due 11/14/2028 (j)	EUR	1,300	1,298
1.125% due 09/26/2029		450	436
SBA Communications Corp. 3.125% due 02/01/2029		$600	574
Service Properties Trust
0.000% due 09/30/2028 (e)		800	724
8.375% due 06/15/2029		350	352
SLM Corp.
3.125% due 11/02/2026		1,050	1,033
6.500% due 01/31/2030		975	1,011
Starwood Property Trust, Inc.
5.250% due 10/15/2028		400	404
5.750% due 01/15/2031		600	607
6.500% due 07/01/2030		375	392
6.500% due 10/15/2030		600	626
7.250% due 04/01/2029		325	344
Sunrise FinCo I BV 4.875% due 07/15/2031		600	572
Titanium 2l Bondco SARL 6.250% due 01/14/2031	EUR	971	210
UBS Group AG 9.250% due 11/13/2028 •(f)(g)		$100	110
UniCredit SpA 5.459% due 06/30/2035 •		1,875	1,912
USI, Inc. 7.500% due 01/15/2032		600	630
UWM Holdings LLC 6.250% due 03/15/2031		800	799
VFH Parent LLC/Valor Co-Issuer, Inc. 7.500% due 06/15/2031		280	294
Winston RE Ltd. 10.130% (BNMMDTSC + 6.500%) due 02/21/2028 ~		250	258
WULF Compute LLC 7.750% due 10/15/2030		450	464
ZF Finance GmbH 2.750% due 05/25/2027	EUR	1,400	1,636

			71,687

INDUSTRIALS 59.4%
1011778 BC ULC/New Red Finance, Inc.
3.875% due 01/15/2028		$1,000	987
4.000% due 10/15/2030		4,650	4,434
1261229 BC Ltd. 10.000% due 04/15/2032		1,700	1,769
ADT Security Corp. 4.875% due 07/15/2032		400	388
Advance Auto Parts, Inc. 7.000% due 08/01/2030		1,900	1,917
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.500% due 03/15/2029		1,025	986
Albion Financing 1 SARL/Aggreko Holdings, Inc. 7.000% due 05/21/2030		2,275	2,384
Allison Transmission, Inc. 3.750% due 01/30/2031		475	448
Allwyn Entertainment Financing U.K. PLC 7.875% due 04/30/2029		1,054	1,098
Altice France Lux 3/Altice Holdings 1 10.000% due 01/15/2033		480	441
Altice France SA
5.375% due 04/15/2032	EUR	270	298
6.500% due 10/15/2031		$385	366
6.500% due 04/15/2032		1,194	1,145
6.875% due 10/15/2030		616	598
9.500% due 11/01/2029		2,509	2,592
Amer Sports Co. 6.750% due 02/16/2031		875	918
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500% due 04/20/2026		283	284

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2025 (Unaudited)

5.750% due 04/20/2029		900	917
American Axle & Manufacturing, Inc. 6.375% due 10/15/2032		400	408
American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029		700	675
4.000% due 01/15/2028		700	696
ams-OSRAM AG
10.500% due 03/30/2029	EUR	600	737
12.250% due 03/30/2029		$325	347
Apache Corp. 4.875% due 11/15/2027		1,000	986
Ardagh Group SA (4.500% Cash or 7.500% PIK) 12.000% due 12/01/2030 (a)	EUR	400	432
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
2.000% due 09/01/2028		800	915
6.250% due 01/30/2031		$500	512
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.875% due 06/30/2029		400	403
6.625% due 10/15/2032		100	104
Aston Martin Capital Holdings Ltd.
10.000% due 03/31/2029		400	373
10.375% due 03/31/2029	GBP	300	370
AthenaHealth Group, Inc. 6.500% due 02/15/2030		$1,000	998
ATS Corp. 4.125% due 12/15/2028		525	514
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 4.750% due 04/01/2028		400	392
Avis Budget Finance PLC 7.000% due 02/28/2029	EUR	200	242
Axalta Coating Systems LLC 3.375% due 02/15/2029		$1,525	1,472
Axon Enterprise, Inc. 6.125% due 03/15/2030		1,125	1,164
B&G Foods, Inc. 8.000% due 09/15/2028		1,350	1,330
Ball Corp. 2.875% due 08/15/2030		2,450	2,267
Bausch & Lomb Corp. 8.375% due 10/01/2028		400	418
Bausch Health Cos., Inc.
4.875% due 06/01/2028		75	67
5.000% due 01/30/2028		300	263
11.000% due 09/30/2028		289	300
Bayer AG
5.375% due 03/25/2082 •	EUR	600	725
7.000% due 09/25/2083 •		100	129
BCP V Modular Services Finance II PLC 4.750% due 11/30/2028		700	780
BCP V Modular Services Finance PLC 6.750% due 11/30/2029		925	849
Beacon Mobility Corp. 7.250% due 08/01/2030		$1,400	1,465
Bellis Acquisition Co. PLC 8.125% due 05/14/2030	GBP	600	754
Belron U.K. Finance PLC 4.625% due 10/15/2029	EUR	50	61
BKV Upstream Midstream LLC 7.500% due 10/15/2030		$1,000	1,018
Block, Inc.
3.500% due 06/01/2031		2,750	2,587
5.625% due 08/15/2030		500	510
6.000% due 08/15/2033		250	257
6.500% due 05/15/2032		1,475	1,535
Builders FirstSource, Inc.
4.250% due 02/01/2032		1,400	1,334
5.000% due 03/01/2030		1,075	1,073
BWX Technologies, Inc. 4.125% due 06/30/2028		475	470
CAB SELAS 3.375% due 02/01/2028	EUR	1,025	1,174
Cablevision Lightpath LLC 5.625% due 09/15/2028		$175	172
Camelot Finance SA 4.500% due 11/01/2026		122	121
Carnival Corp.
4.000% due 08/01/2028		1,400	1,380
5.125% due 05/01/2029		600	607
5.750% due 03/15/2030		700	720
5.750% due 08/01/2032		1,000	1,028
5.875% due 06/15/2031		500	517
Carnival PLC 1.000% due 10/28/2029	EUR	1,000	1,096
Carvana Co.
9.000% due 06/01/2030		$345	362
9.000% due 06/01/2031		470	531

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2025 (Unaudited)

CCO Holdings LLC/CCO Holdings Capital Corp.
4.500% due 08/15/2030		2,350	2,214
4.500% due 05/01/2032		1,125	1,010
4.500% due 06/01/2033		500	438
5.125% due 05/01/2027		2,000	1,998
5.375% due 06/01/2029		400	396
CD&R Firefly Bidco PLC 8.625% due 04/30/2029	GBP	500	708
Celanese U.S. Holdings LLC 6.500% due 04/15/2030		$700	704
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc. 8.000% due 06/15/2029		400	348
Century Communities, Inc. 6.625% due 09/15/2033		300	304
Cerdia Finanz GmbH 9.375% due 10/03/2031		1,750	1,818
Cerved Group SpA 6.000% due 02/15/2029	EUR	50	55
Cheplapharm Arzneimittel GmbH 4.375% due 01/15/2028		1,650	1,932
Chord Energy Corp.
6.000% due 10/01/2030		$600	610
6.750% due 03/15/2033		1,375	1,423
CHS/Community Health Systems, Inc.
4.750% due 02/15/2031		800	713
6.000% due 01/15/2029		500	502
6.875% due 04/15/2029		450	401
9.750% due 01/15/2034		631	664
10.875% due 01/15/2032		180	197
Churchill Downs, Inc. 5.750% due 04/01/2030		650	657
Cidron Aida Finco SARL 7.000% due 10/27/2031	EUR	400	487
Cipher Compute LLC 7.125% due 11/15/2030		$400	408
Cirsa Finance International SARL
4.875% due 10/15/2031	EUR	500	604
5.100% (EUR003M + 3.000%) due 10/15/2032 ~		500	593
CITGO Petroleum Corp. 8.375% due 01/15/2029		$400	417
Civitas Resources, Inc.
8.375% due 07/01/2028		375	387
9.625% due 06/15/2033		475	513
Clarivate Science Holdings Corp. 3.875% due 07/01/2028		500	486
Clear Channel Outdoor Holdings, Inc. 7.750% due 04/15/2028		300	300
Cloud Software Group, Inc.
6.500% due 03/31/2029		700	710
8.250% due 06/30/2032		400	418
9.000% due 09/30/2029		700	730
Clydesdale Acquisition Holdings, Inc.
6.625% due 04/15/2029		300	306
6.750% due 04/15/2032		550	566
6.875% due 01/15/2030		300	308
8.750% due 04/15/2030		1,350	1,373
CMA CGM SA
5.000% due 01/15/2031	EUR	750	883
5.500% due 07/15/2029		450	549
Cogent Communications Group LLC/Cogent Finance, Inc.
6.500% due 07/01/2032		$1,100	1,030
7.000% due 06/15/2027		300	301
CommScope LLC 4.750% due 09/01/2029		200	200
CommScope Technologies LLC 5.000% due 03/15/2027		175	175
Comstock Resources, Inc. 5.875% due 01/15/2030		675	657
CoreWeave, Inc.
9.000% due 02/01/2031		1,550	1,423
9.250% due 06/01/2030		550	512
CP Atlas Buyer, Inc. 9.750% due 07/15/2030		250	259
CQP Holdco LP/BIP-V Chinook Holdco LLC 5.500% due 06/15/2031		1,400	1,386
Crescent Energy Finance LLC 7.625% due 04/01/2032		900	873
Crocs, Inc. 4.125% due 08/15/2031		250	232
Crowdstrike Holdings, Inc. 3.000% due 02/15/2029		975	936
CSC Holdings LLC
4.125% due 12/01/2030		800	491
4.500% due 11/15/2031		400	245
5.375% due 02/01/2028		175	127
5.500% due 04/15/2027		375	322

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2025 (Unaudited)

5.750% due 01/15/2030		1,125	417
7.500% due 04/01/2028		350	204
11.750% due 01/31/2029		975	725
CTEC II GmbH 5.250% due 02/15/2030 (j)	EUR	575	634
Czechoslovak Group AS 6.500% due 01/10/2031		$700	720
DaVita, Inc. 4.625% due 06/01/2030		400	389
Dcli Bidco LLC 7.750% due 11/15/2029		650	669
Diamond Foreign Asset Co./Diamond Finance LLC 8.500% due 10/01/2030		1,750	1,860
Directv Financing LLC/Directv Financing Co-Obligor, Inc.
5.875% due 08/15/2027		369	371
10.000% due 02/15/2031		650	665
DISH DBS Corp.
5.125% due 06/01/2029		350	311
5.250% due 12/01/2026		1,000	971
5.750% due 12/01/2028		550	540
7.375% due 07/01/2028		450	435
7.750% due 07/01/2026		400	395
Diversified Gas & Oil Corp. 9.750% due 04/09/2029		250	246
Dream Finders Homes, Inc. 6.875% due 09/15/2030		400	403
EchoStar Corp. 10.750% due 11/30/2029		1,875	2,075
Efesto Bidco SpA Efesto U.S. LLC 7.500% due 02/15/2032		1,200	1,215
Elanco Animal Health, Inc. 6.650% due 08/28/2028		575	602
Ellucian Holdings, Inc. 6.500% due 12/01/2029		1,200	1,227
Ephios Subco 3 SARL 7.875% due 01/31/2031	EUR	700	880
Eramet SA
6.500% due 11/30/2029 (j)		1,300	1,520
7.000% due 05/22/2028		300	359
EW Scripps Co. 9.875% due 08/15/2030		$500	500
Excelerate Energy LP 8.000% due 05/15/2030		475	504
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 6.750% due 01/15/2030		750	714
Fibercop SpA 4.750% due 06/30/2030	EUR	1,100	1,318
Fiesta Purchaser, Inc. 9.625% due 09/15/2032		$100	105
First Student Bidco, Inc./First Transit Parent, Inc. 4.000% due 07/31/2029		1,250	1,219
Flora Food Management BV 6.875% due 07/02/2029	EUR	1,300	1,520
Fortescue Treasury Pty. Ltd. 4.375% due 04/01/2031		$532	515
Froneri Lux FinCo SARL 4.750% due 08/01/2032	EUR	400	475
Frontier Communications Holdings LLC
5.875% due 10/15/2027		$400	402
6.750% due 05/01/2029		300	302
Full House Resorts, Inc. 8.250% due 02/15/2028		200	175
Gap, Inc. 3.625% due 10/01/2029		200	190
Global Medical Response, Inc. 7.375% due 10/01/2032		700	729
Global Partners LP/GLP Finance Corp. 8.250% due 01/15/2032		350	370
goeasy Ltd.
7.375% due 10/01/2030		425	409
7.625% due 07/01/2029		900	891
9.250% due 12/01/2028		1,000	1,029
Graham Packaging Co., Inc. 7.125% due 08/15/2028		800	802
Gray Media, Inc.
5.375% due 11/15/2031		575	432
7.250% due 08/15/2033		400	409
9.625% due 07/15/2032		825	857
10.500% due 07/15/2029		270	291
Griffon Corp. 5.750% due 03/01/2028		200	200
Grifols SA
2.250% due 11/15/2027	EUR	100	117
3.875% due 10/15/2028		800	933
7.500% due 05/01/2030 (i)		750	928

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2025 (Unaudited)

Grupo Antolin Irausa SA
3.500% due 04/30/2028		400	348
10.375% due 01/30/2030		600	520
HealthEquity, Inc. 4.500% due 10/01/2029		$1,075	1,057
Heathrow Finance PLC
3.875% due 03/01/2027 þ	GBP	825	1,092
4.125% due 09/01/2029 þ		200	254
High Ridge 8.875% due 03/15/2049 ^«(b)		$1,750	29
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		1,550	1,440
3.750% due 05/01/2029		525	512
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 5.000% due 06/01/2029		500	486
Hologic, Inc. 3.250% due 02/15/2029		1,477	1,457
Howard Midstream Energy Partners LLC
6.625% due 01/15/2034		1,150	1,182
7.375% due 07/15/2032		225	238
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC 9.000% due 02/15/2029		300	315
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.000% due 07/01/2028		87	88
IMA Industria Macchine Automatiche SpA 3.750% due 01/15/2028	EUR	300	353
Imola Merger Corp. 4.750% due 05/15/2029		$800	790
Incora Intermediate II LLC (0.500% PIK) 0.500% due 01/31/2030 «(a)		236	236
Incora Top Holdco LLC 6.000% due 01/30/2033 «(i)		167	260
INEOS Finance PLC 5.625% due 08/15/2030 (j)	EUR	725	724
Ingevity Corp. 3.875% due 11/01/2028		$1,625	1,589
Installed Building Products, Inc. 5.750% due 02/01/2028		800	804
Intralot Capital Luxembourg SA 6.750% due 10/15/2031	EUR	1,700	1,993
Inversion Escrow Issuer LLC 6.750% due 08/01/2032		$775	775
IPD 3 BV 5.475% due 06/15/2031 •	EUR	400	474
IQVIA, Inc. 2.250% due 01/15/2028		1,500	1,736
Italmatch Chemicals SpA 10.000% due 02/06/2028		500	613
Jazz Securities DAC 4.375% due 01/15/2029		$300	296
JetBlue Airways Corp./JetBlue Loyalty LP 9.875% due 09/20/2031		1,525	1,538
KBR, Inc. 4.750% due 09/30/2028		800	788
Kinetik Holdings LP 6.625% due 12/15/2028		650	670
Kodiak Gas Services LLC
6.500% due 10/01/2033		400	409
6.750% due 10/01/2035		400	411
Kraken Oil & Gas Partners LLC 7.625% due 08/15/2029		1,075	1,066
Lamar Media Corp. 4.000% due 02/15/2030		400	388
LBM Acquisition LLC 9.500% due 06/15/2031		600	626
Level 3 Financing, Inc.
7.000% due 03/31/2034		900	928
8.500% due 01/15/2036		500	513
LifePoint Health, Inc.
5.375% due 01/15/2029		200	197
10.000% due 06/01/2032		700	744
11.000% due 10/15/2030		50	55
Lion/Polaris Lux 4 SA 5.641% (EUR003M + 3.625%) due 07/01/2029 ~	EUR	600	715
Lithia Motors, Inc.
4.375% due 01/15/2031		$475	457
5.500% due 10/01/2030		500	504
Live Nation Entertainment, Inc. 3.750% due 01/15/2028		1,700	1,676
Loarre Investments SARL 6.500% due 05/15/2029	EUR	1,350	1,634
Lottomatica Group SpA 4.875% due 01/31/2031		300	364
Madison IAQ LLC 5.875% due 06/30/2029		$200	199

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2025 (Unaudited)

Mahle GmbH 2.375% due 05/14/2028	EUR	700	802
MajorDrive Holdings IV LLC 6.375% due 06/01/2029		$75	54
Manuchar Group SARL 7.100% due 07/07/2032 •	EUR	450	508
Matador Resources Co.
6.250% due 04/15/2033		$450	452
6.500% due 04/15/2032		400	406
Match Group Holdings II LLC 6.125% due 09/15/2033		525	532
Mauser Packaging Solutions Holding Co. 7.875% due 04/15/2030		700	695
McGraw-Hill Education, Inc. 7.375% due 09/01/2031		600	633
Medline Borrower LP 3.875% due 04/01/2029		1,500	1,466
Medline Borrower LP/Medline Co-Issuer, Inc. 6.250% due 04/01/2029		400	414
Merlin Entertainments Group U.S. Holdings, Inc. 7.375% due 02/15/2031		675	602
MGM Resorts International 4.625% due 09/01/2026		500	500
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.875% due 05/01/2029		500	492
Miller Homes Group Finco PLC 7.000% due 05/15/2029	GBP	625	851
Mineral Resources Ltd. 9.250% due 10/01/2028		$400	420
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.750% due 04/01/2032		250	256
Molina Healthcare, Inc. 3.875% due 11/15/2030		1,175	1,091
Moss Creek Resources Holdings, Inc. 8.250% due 09/01/2031		325	311
Motion Finco SARL
7.375% due 06/15/2030	EUR	600	642
8.375% due 02/15/2032		$400	360
MPH Acquisition Holdings LLC 5.750% due 12/31/2030		135	118
MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK) 11.500% due 12/31/2030 (a)		72	76
Murphy Oil USA, Inc. 3.750% due 02/15/2031		600	564
Nabors Industries, Inc. 7.625% due 11/15/2032		1,100	1,082
National Mentor Holdings, Inc. 10.500% due 12/15/2030		1,100	1,107
NCL Corp. Ltd. 5.875% due 01/15/2031		500	498
NCR Atleos Corp. 9.500% due 04/01/2029		250	271
NCR Voyix Corp.
5.125% due 04/15/2029		775	772
5.250% due 10/01/2030		200	193
Newell Brands, Inc. 8.500% due 06/01/2028		650	682
Newfold Digital Holdings Group, Inc. 11.750% due 04/30/2029		962	759
Nidda Healthcare Holding GmbH 5.625% due 02/21/2030	EUR	800	967
Nissan Motor Co. Ltd.
4.345% due 09/17/2027		$1,550	1,530
8.125% due 07/17/2035		1,800	1,914
Noble Finance II LLC 8.000% due 04/15/2030		1,800	1,871
Nordstrom, Inc. 5.000% due 01/15/2044		300	226
Northriver Midstream Finance LP 6.750% due 07/15/2032		600	612
Novelis Corp.
6.375% due 08/15/2033		800	812
6.875% due 01/30/2030		575	597
Novelis Sheet Ingot GmbH 3.375% due 04/15/2029	EUR	450	518
NuStar Logistics LP 6.375% due 10/01/2030		$500	527
Ocado Group PLC 10.500% due 08/08/2029	GBP	300	408
Odfjell Rig III Ltd. 7.250% due 03/08/2031		$600	610
Odido Group Holding BV 5.500% due 01/15/2030	EUR	200	237
Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028		$1,250	1,214
5.375% due 10/01/2029 (j)	EUR	500	549

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2025 (Unaudited)

7.250% due 06/15/2031		$500	514
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125% due 04/30/2028		800	783
Paramount Global 4.375% due 03/15/2043		200	139
Park River Holdings, Inc. 8.750% due 12/31/2030		169	167
Performance Food Group, Inc. 4.250% due 08/01/2029		1,225	1,202
Permian Resources Operating LLC
6.250% due 02/01/2033		250	257
7.000% due 01/15/2032		450	471
PetSmart LLC/PetSmart Finance Corp. 7.500% due 09/15/2032		25	25
Picard Groupe SAS 6.375% due 07/01/2029	EUR	400	492
Pinnacle Bidco PLC 8.250% due 10/11/2028		1,600	1,972
Post Holdings, Inc.
4.625% due 04/15/2030		$1,800	1,754
6.250% due 10/15/2034		600	604
6.500% due 03/15/2036		500	501
Prime Healthcare Services, Inc. 9.375% due 09/01/2029		350	368
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375% due 08/31/2027		1,900	1,865
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
4.375% due 04/30/2029		1,325	1,291
6.250% due 04/01/2029		500	504
Qnity Electronics, Inc. 5.750% due 08/15/2032		600	614
Quikrete Holdings, Inc.
6.375% due 03/01/2032		1,450	1,510
6.750% due 03/01/2033		700	731
QXO Building Products, Inc. 6.750% due 04/30/2032		1,400	1,463
Rakuten Group, Inc. 9.750% due 04/15/2029		575	644
Raven Acquisition Holdings LLC 6.875% due 11/15/2031		625	645
ROBLOX Corp. 3.875% due 05/01/2030		200	192
Rossini SARL 6.750% due 12/31/2029	EUR	100	124
Royal Caribbean Cruises Ltd.
5.500% due 04/01/2028		$450	458
5.625% due 09/30/2031		600	614
SCIL IV LLC/SCIL USA Holdings LLC 9.500% due 07/15/2028	EUR	300	372
Seadrill Finance Ltd. 8.375% due 08/01/2030		$800	833
Seagate Data Storage Technology Pte. Ltd.
4.125% due 01/15/2031		553	528
5.750% due 12/01/2034		1,100	1,130
9.625% due 12/01/2032		358	406
Service Corp. International 3.375% due 08/15/2030		1,000	936
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.750% due 08/15/2032		100	103
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed 4.625% due 03/01/2029		2,050	1,977
Sirius XM Radio LLC
3.875% due 09/01/2031		400	369
4.000% due 07/15/2028		750	734
4.125% due 07/01/2030		800	761
SM Energy Co. 6.750% due 08/01/2029		450	454
Snap, Inc.
6.875% due 03/01/2033		1,650	1,711
6.875% due 03/15/2034		800	824
SoftBank Group Corp.
5.000% due 04/15/2028	EUR	1,125	1,347
7.250% due 07/10/2032		$500	507
Specialty Building Products Holdings LLC/SBP Finance Corp. 7.750% due 10/15/2029		250	244
Spirit AeroSystems, Inc. 4.600% due 06/15/2028		500	501
Stagwell Global LLC 5.625% due 08/15/2029		975	952
Standard Industries, Inc. 3.375% due 01/15/2031		1,000	919
Staples, Inc.
10.750% due 09/01/2029		300	299
12.750% due 01/15/2030		300	252
Star Parent, Inc. 9.000% due 10/01/2030		450	481

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2025 (Unaudited)

Station Casinos LLC
4.500% due 02/15/2028		425	422
4.625% due 12/01/2031		725	688
Stonepeak Nile Parent LLC 7.250% due 03/15/2032		1,325	1,404
Sunoco LP 5.625% due 03/15/2031		1,100	1,109
Surgery Center Holdings, Inc. 7.250% due 04/15/2032		500	506
TeamSystem SpA
5.000% due 07/01/2031	EUR	200	238
5.276% due 07/01/2032 •		675	799
5.526% due 07/31/2031 •		400	475
Tenet Healthcare Corp. 4.250% due 06/01/2029		$700	690
TGNR Intermediate Holdings LLC 5.500% due 10/15/2029		25	25
TGS ASA 8.500% due 01/15/2030		700	734
Thames Water Super Senior Issuer PLC 9.750% due 10/10/2027	GBP	300	466
Tidewater, Inc. 9.125% due 07/15/2030		$475	510
TK Elevator Midco GmbH 4.375% due 07/15/2027	EUR	541	640
Topaz Solar Farms LLC 5.750% due 09/30/2039		$264	265
TopBuild Corp. 3.625% due 03/15/2029		1,725	1,672
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC 9.500% due 05/15/2030		1,300	1,299
TransDigm, Inc.
6.000% due 01/15/2033		400	410
6.750% due 01/31/2034		1,000	1,042
6.875% due 12/15/2030		625	654
Transocean Aquila Ltd. 8.000% due 09/30/2028		362	372
Transocean International Ltd.
7.875% due 10/15/2032		1,000	1,049
8.750% due 02/15/2030		375	392
Transocean Titan Financing Ltd. 8.375% due 02/01/2028		405	414
Travel & Leisure Co. 6.625% due 07/31/2026		475	480
Trivium Packaging Finance BV 8.250% due 07/15/2030		1,305	1,400
Twilio, Inc.
3.625% due 03/15/2029		725	702
3.875% due 03/15/2031		300	287
U.S. Acute Care Solutions LLC 9.750% due 05/15/2029		125	126
U.S. Foods, Inc. 4.625% due 06/01/2030		275	272
U.S. Renal Care, Inc. 10.625% due 06/28/2028		210	180
Ubisoft Entertainment SA 0.878% due 11/24/2027 (j)	EUR	1,000	1,083
UKG, Inc. 6.875% due 02/01/2031		$1,275	1,312
United Rentals North America, Inc. 3.750% due 01/15/2032		2,600	2,447
Univision Communications, Inc.
4.500% due 05/01/2029		1,550	1,490
8.500% due 07/31/2031		825	863
USA Compression Partners LP/USA Compression Finance Corp. 7.125% due 03/15/2029		350	362
Valaris Ltd. 8.375% due 04/30/2030		2,150	2,238
Valvoline, Inc. 3.625% due 06/15/2031		675	621
Var Energi ASA 7.862% due 11/15/2083 •	EUR	300	388
Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		$300	281
3.875% due 11/01/2033		1,850	1,587
4.125% due 08/15/2031		800	729
Venture Global LNG, Inc.
7.000% due 01/15/2030		2,700	2,600
8.125% due 06/01/2028		900	912
9.500% due 02/01/2029		100	104
Venture Global Plaquemines LNG LLC
6.125% due 12/15/2030		500	509
6.500% due 01/15/2034		2,250	2,306
7.500% due 05/01/2033		525	568
Versant Media Group, Inc. 7.250% due 01/30/2031		1,000	1,032

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2025 (Unaudited)

Vertiv Group Corp. 4.125% due 11/15/2028		1,800	1,779
Viavi Solutions, Inc. 3.750% due 10/01/2029		275	263
Virgin Media Secured Finance PLC
4.125% due 08/15/2030	GBP	575	697
4.250% due 01/15/2030		2,050	2,546
Virgin Media Vendor Financing Notes III DAC 4.875% due 07/15/2028		500	659
VistaJet Malta Finance PLC/Vista Management Holding, Inc. 6.375% due 02/01/2030		$850	810
Vital Energy, Inc. 7.875% due 04/15/2032		250	246
Vmed O2 U.K. Financing I PLC
4.500% due 07/15/2031	GBP	1,400	1,681
4.750% due 07/15/2031		$2,225	2,056
VOC Escrow Ltd. 5.000% due 02/15/2028		700	700
Voyager Parent LLC 9.250% due 07/01/2032		475	504
VZ Secured Financing BV
5.000% due 01/15/2032		2,175	1,970
7.500% due 01/15/2033		1,600	1,622
Warnermedia Holdings, Inc.
4.279% due 03/15/2032		2,125	1,868
5.050% due 03/15/2042		850	600
Wayfair LLC 6.750% due 11/15/2032		500	515
WBI Operating LLC
6.250% due 10/15/2030		500	503
6.500% due 10/15/2033		600	598
Weatherford International Ltd. 6.750% due 10/15/2033		1,450	1,486
Whirlpool Corp. 6.125% due 06/15/2030		300	300
Windstream Services LLC/Windstream Escrow Finance Corp. 8.250% due 10/01/2031		550	578
Worldline SA 0.875% due 06/30/2027	EUR	300	321
WR Grace Holdings LLC
5.625% due 08/15/2029		$600	573
6.625% due 08/15/2032		650	659
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.250% due 05/15/2027		1,000	1,004
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.125% due 10/01/2029		600	604
7.125% due 02/15/2031		300	325
Yinson Boronia Production BV 8.947% due 07/31/2042		613	669
Yum! Brands, Inc.
5.375% due 04/01/2032		325	329
6.875% due 11/15/2037		350	387
Zayo Group Holdings, Inc. (5.750% Cash and 0.500% PIK) 6.250% due 03/09/2030 (a)		597	568
ZF Finance GmbH 3.750% due 09/21/2028	EUR	300	348
ZF North America Capital, Inc. 7.500% due 03/24/2031		$600	607
Ziggo BV 4.875% due 01/15/2030		1,400	1,325
ZipRecruiter, Inc. 5.000% due 01/15/2030		600	472

			301,692

UTILITIES 3.4%
Aethon United BR LP/Aethon United Finance Corp. 7.500% due 10/01/2029		525	550
Altice Holdings 1 SARL 0.010% due 12/31/2099 «	EUR	2	33
Calpine Corp. 3.750% due 03/01/2031		$400	387
Clearway Energy Operating LLC 3.750% due 02/15/2031		1,300	1,219
ContourGlobal Power Holdings SA
5.000% due 02/28/2030	EUR	700	845
6.750% due 02/28/2030		$525	542
Electricite de France SA
5.000% due 01/22/2026 •(f)	EUR	1,700	2,003
9.125% due 03/15/2033 •(f)		$500	583
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.250% due 01/31/2041		198	209
FORESEA Holding SA 7.500% due 06/15/2030		900	888
Genesis Energy LP/Genesis Energy Finance Corp. 7.875% due 05/15/2032		825	861

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2025 (Unaudited)

Hawaiian Electric Co., Inc. 6.000% due 10/01/2033		500	507
Hilcorp Energy I LP/Hilcorp Finance Co. 6.875% due 05/15/2034		375	352
iliad SA 4.250% due 12/15/2029	EUR	1,600	1,930
Southern California Edison Co. 5.200% due 06/01/2034		$500	503
Telefonica Europe BV 6.135% due 02/03/2030 •(f)	EUR	400	503
TerraForm Power Operating LLC 5.000% due 01/31/2028		$300	300
TransAlta Corp. 6.500% due 03/15/2040		100	100
TXNM Energy, Inc. 7.000% due 07/31/2056 •		600	598
Veon Midco BV 3.375% due 11/25/2027		1,100	1,046
Vodafone Group PLC
5.125% due 06/04/2081 •		500	393
7.000% due 04/04/2079 •		950	1,007
VoltaGrid LLC 7.375% due 11/01/2030		500	496
Yinson Production Financial Services Pte. Ltd. 9.625% due 05/03/2029		1,200	1,259

			17,114

Total Corporate Bonds & Notes (Cost $380,471)			390,493

CONVERTIBLE BONDS & NOTES 0.2%
INDUSTRIALS 0.2%
ams-OSRAM AG 2.125% due 11/03/2027	EUR	900	1,009

Total Convertible Bonds & Notes (Cost $869)			1,009

MUNICIPAL BONDS & NOTES 0.1%
ARIZONA 0.1%
Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2024 7.375% due 10/01/2029		$400	420

Total Municipal Bonds & Notes (Cost $400)			420

U.S. TREASURY OBLIGATIONS 3.8%
U.S. Treasury Notes
4.000% due 03/31/2030		3,375	3,418
4.500% due 12/31/2031 (l)		5,450	5,641
4.625% due 02/15/2035		9,800	10,175

Total U.S. Treasury Obligations (Cost $18,892)			19,234

SOVEREIGN ISSUES 5.4%
Bundesobligation 2.100% due 04/12/2029	EUR	11,200	13,090
Bundesrepublik Deutschland Bundesanleihe
2.500% due 02/15/2035		5,700	6,528
2.600% due 08/15/2034		925	1,072
Canada Government Bonds 3.500% due 09/01/2029	CAD	3,900	2,907
Turkiye Government Bonds 38.324% (BISTREFI + 0.000%) due 09/06/2028 ~	TRY	13,000	302
U.K. Gilts 4.250% due 07/31/2034	GBP	2,800	3,731

Total Sovereign Issues (Cost $26,195)			27,630

		SHARES
COMMON STOCKS 0.4%
COMMUNICATION SERVICES 0.1%
Clear Channel Outdoor Holdings, Inc. (c)		51,501	114
SES SA «(c)		28,420	441

			555

CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex SAB de CV «(c)		294,527	0

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2025 (Unaudited)

HEALTH CARE 0.2%
AmSurg Corp. «(c)(i)	3,438	155
Healogics, Inc. «(c)	44,931	917

		1,072

INDUSTRIALS 0.1%
CHC Group LLC «(c)	3,887	0
Incora New Equity «(c)(i)	7,427	288
Luxco Co. Ltd. «(c)(i)	10,800	190
Spirit Aviation Holdings, Inc. (c)	8,196	2

		480

Total Common Stocks (Cost $6,266)		2,107

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Revlon Group Holdings LLC - Exp. 04/28/2028 «	3,087	0

INDUSTRIALS 0.0%
Spirit Aviation Holdings, Inc. -Exp. 03/11/2035 «	9,316	1

Total Warrants (Cost $315)		1

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
ADLER Group SA «	173,624	0

Total Preferred Securities (Cost $0)		0

SHORT-TERM INSTRUMENTS 2.4%
MUTUAL FUNDS 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.850% (h)	1,779,549	1,780

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 2.0%
3.727% due 01/06/2026 - 04/02/2026 (d)(e)(n)	$10,200	10,156

Total Short-Term Instruments (Cost $11,935)		11,936

Total Investments in Securities (Cost $481,121)		488,725

	SHARES
INVESTMENTS IN AFFILIATES 1.8%
SHORT-TERM INSTRUMENTS 1.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.8%
PIMCO Short-Term Floating NAV Portfolio III	956,488	9,317

Total Short-Term Instruments (Cost $9,315)		9,317

Total Investments in Affiliates (Cost $9,315)		9,317

Total Investments 98.1% (Cost $490,436)		$498,042
Financial Derivative Instruments (k)(m) (0.3)%(Cost or Premiums, net $5,436)		(1,365)
Other Assets and Liabilities, net 2.2%		11,268

Net Assets 100.0%		$507,945

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	Coupon represents a 7-Day Yield.
(i)	RESTRICTED SECURITIES:
Issuer Description		Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

AmSurg Corp.		11/02/2023 - 11/06/2023		$144	$155	0.03%
Grifols SA7.500% due 05/01/2030		08/01/2025		909	928	0.18
Incora New Equity		01/31/2025		361	288	0.06
Incora Top Holdco LLC6.000% due 01/30/2033		01/31/2025 - 11/03/2025		167	260	0.05
Luxco Co. Ltd.		10/01/2025		190	190	0.04

				$1,771	$1,821	0.36%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BPS	(2.000)%	11/26/2025	TBD(2)	EUR	(629)	$(740)
	0.000	11/28/2025	TBD(2)		(181)	(212)
	1.400	09/24/2025	TBD(2)		(159)	(188)
BRC	(1.000)	10/28/2025	TBD(2)		(528)	(620)
	1.500	09/30/2025	TBD(2)		(934)	(1,102)
MYI	(0.100)	10/28/2025	TBD(2)		(472)	(555)

Total Reverse Repurchase Agreements						$(3,417)

(j)	Securities with an aggregate market value of $3,376 have been pledged as collateral under the terms of master agreements as of December 31, 2025.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(770) at a weighted average interest rate of 3.605%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2025 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Bombardier, Inc.	5.000%	Quarterly	12/20/2027	0.409%		$800	$(6)	$78	$72	$1	$0
Calpine Corp.	5.000	Quarterly	12/20/2028	0.439		500	39	26	65	0	0
Charter Communications	5.000	Quarterly	12/20/2030	2.703		500	50	0	50	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2027	0.857		500	50	(10)	40	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2028	0.992		550	45	8	53	0	0
Royal Caribbean Cruises Ltd.	5.000	Quarterly	06/20/2028	0.477		300	(7)	40	33	0	0
Worldline SA/France	5.000	Quarterly	12/20/2028	11.085	EUR	1,100	(165)	(12)	(177)	6	0
Worldline SA/France	5.000	Quarterly	12/20/2030	10.384		600	(112)	(8)	(120)	3	0
ZF Europe Finance BV	5.000	Quarterly	12/20/2029	2.897		700	54	9	63	3	0
ZF Europe Finance BV	5.000	Quarterly	06/20/2030	3.148		675	14	45	59	3	0

							$(38)	$176	$138	$16	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-43 5-Year Index	5.000%	Quarterly		12/20/2029		$8,800	$604	$78	$682	$0	$(5)
CDX.HY-44 5-Year Index	5.000	Quarterly		06/20/2030		1,700	129	8	137	0	(1)
CDX.HY-45 5-Year Index	5.000	Quarterly		12/20/2030		49,800	3,793	78	3,871	0	(20)

							$4,526	$164	$4,690	$0	$(26)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	3,500	$25	$(6)	$19	$4	$0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2027		$5,900	(52)	11	(41)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2028		12,475	(78)	(10)	(88)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		10,475	(36)	(98)	(134)	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032		9,600	(224)	132	(92)	18	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		6,400	359	(59)	300	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		3,225	464	62	526	10	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	06/18/2030	AUD	7,700	40	(134)	(94)	0	(4)
Pay(5)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/18/2036		800	1	(25)	(24)	0	(1)
Pay(5)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031	EUR	11,100	36	(105)	(69)	0	(9)
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		2,500	(51)	(2)	(53)	0	(3)
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		2,700	44	117	161	9	0

							$528	$(117)	$411	$56	$(44)

Total Swap Agreements							$5,016	$223	$5,239	$72	$(70)

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2025 (Unaudited)

(l)	Securities with an aggregate market value of $763 and cash of $6,446 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2026	PLN	602	$164	$0	$(3)
01/2026	$470	EUR	398	0	(2)
BPS	01/2026	PLN	379	$103	0	(3)
01/2026	$427	EUR	364	1	0
BRC	01/2026	448	386	6	0
01/2026	40	PLN	147	1	0
01/2026	ZAR	1,496	$86	0	(4)
02/2026	$347	TRY	15,839	9	0
03/2026	72	3,303	1	0
CBK	01/2026	GBP	117	$155	0	(3)
01/2026	$2,676	EUR	2,295	22	0
DUB	01/2026	25	ILS	79	0	0
01/2026	ZAR	2,666	$153	0	(8)
02/2026	ILS	79	25	0	0
09/2026	UZS	1,253,070	98	0	(1)
FAR	01/2026	GBP	12,700	16,678	0	(441)
01/2026	PLN	647	176	0	(4)
01/2026	$13	ILS	42	0	0
01/2026	28	MXN	524	1	0
01/2026	218	PLN	796	3	0
01/2026	81	SGD	105	1	0
01/2026	ZAR	1,849	$107	0	(4)
02/2026	ILS	42	13	0	0
GLM	01/2026	156	48	0	(1)
01/2026	$236	CHF	189	3	0
01/2026	196	PLN	715	3	0
01/2026	0	THB	9	0	0
01/2026	ZAR	1,375	$80	0	(3)
JPM	01/2026	ILS	254	78	0	(2)
01/2026	PLN	616	168	0	(4)
01/2026	$141	PLN	521	4	0
01/2026	ZAR	504	$29	0	(1)
MBC	01/2026	CAD	3,844	2,731	0	(71)
01/2026	EUR	2,276	2,659	0	(17)
01/2026	GBP	644	862	0	(7)
01/2026	$955	EUR	814	2	0
01/2026	685	GBP	518	13	0
RYL	01/2026	EUR	909	$1,057	0	(11)
SCX	01/2026	$105	TWD	3,297	0	0
SOG	01/2026	EUR	71,731	$83,047	0	(1,287)
03/2026	MXN	2	0	0	0
UAG	01/2026	$134	PLN	491	3	0
01/2026	ZAR	2,611	$150	0	(7)

Total Forward Foreign Currency Contracts	$73	$(1,884)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Soft Bank Group,Inc.	1.000%	Quarterly	06/20/2026	1.706%	$2,000	$(17)	$11	$0	$(6)

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2025 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	730	$166	$6	$172	$0
BPS	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	510	118	2	120	0
CBK	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	220	50	2	52	0
JPM	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	450	103	3	106	0

$437	$13	$450	$0

Total Swap Agreements	$420	$24	$450	$(6)

(n)

Securities with an aggregate market value of $1,579 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Loan Participations and Assignments	$0	$31,350	$4,545	$35,895
Corporate Bonds & Notes
Banking & Finance	0	71,195	492	71,687
Industrials	0	301,167	525	301,692
Utilities	0	17,081	33	17,114
Convertible Bonds & Notes
Industrials	0	1,009	0	1,009
Municipal Bonds & Notes
Arizona	0	420	0	420
U.S. Treasury Obligations	0	19,234	0	19,234
Sovereign Issues	0	27,630	0	27,630
Common Stocks
Communication Services	114	0	441	555
Health Care	0	0	1,072	1,072
Industrials	2	0	478	480
Warrants
Industrials	0	0	1	1
Short-Term Instruments
Mutual Funds	0	1,780	0	1,780
U.S. Treasury Bills	0	10,156	0	10,156

$116	$481,022	$7,587	$488,725
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$9,317	$0	$0	$9,317

Total Investments	$9,433	$481,022	$7,587	$498,042

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	72	0	72
Over the counter	0	523	0	523

$0	$595	$0	$595
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(70)	0	(70)
Over the counter	0	(1,890)	0	(1,890)

$0	$(1,960)	$0	$(1,960)

Total Financial Derivative Instruments	$0	$(1,365)	$0	$(1,365)

Totals	$9,433	$479,657	$7,587	$496,677

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	December 31, 2025 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2025:
Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2025 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$7,136	$1,115	$(3,272)	$47	$(5)	$115	$0	$(591)	$4,545	$185
Corporate Bonds & Notes
Banking & Finance	0	492	0	0	0	0	0	0	492	0
Industrials	1,497	29	(1,149)	0	0	392	0	(245)	524	21
Utilities	0	23	0	0	0	10	0	0	33	10
Common Stocks
Communication Services	0	0	0	0	0	442	0	0	442	442
Energy	97	0	(44)	0	44	(97)	0	0	0	0
Financials	957	0	(1,005)	0	(1,210)	1,257	0	0	0	0
Health Care	1,138	0	0	0	0	(66)	0	0	1,072	(66)
Industrials	388	770	(456)	0	(123)	(99)	0	(2)	478	21
Warrants
Industrials	140	0	0	0	0	(139)	0	0	1	(139)

Totals	$11,354	$2,429	$(5,926)	$47	$(1,294)	$1,815	$0	$(838)	$7,587	$474

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
								(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 12/31/2025	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$538	Comparable Companies			EBITDA Multiple		X	16.360	—
		1,722	Discounted Cash Flow			Discount Rate			7.436 - 10.101	8.708
		1,104	Recent Transaction			Purchase price			98.000 - 99.000	98.112
		1,181	Third Party Vendor			Broker Quote			100.500	—
Corporate Bonds & Notes
Banking & Finance		492	Proxy Pricing			Base Price			99.972	—
Industrials		496	Comparable Companies / Discounted Cash Flow			EBITDA Multiple/Discount Rate		X/ %	13.000/10.000	—
		28	Expected Recovery			Price			1.630	—
Utilities		33	Indicative Market Quotation			Broker Quote		EU R	14.125	—
Common Stocks
Communication Services		442	Indicative Market Quotation			Broker Quote			$15.542	—
Health Care		1,072	Comparable Companies			EBITDA Multiple		X	9.425 - 16.360	10.424
Industrials		288	Comparable Companies / Discounted Cash Flow			EBITDA Multiple/Discount Rate		X/ %	13.000/10.000	—
		190	Indicative Market Quotation			Broker Quote		EU R	15.012	—
Warrants
Industrials		1	Other Valuation Techniques(2)			—			—	—

Total		$7,587

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Consolidated Schedule of Investments PIMCO Income Fund	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 145.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 3.0%
Alfa-Bank CJSC 6.330% due 10/21/2026 «~(l)		$38,289	$38,289
Aligned Data Centers International LP 7.223% due 12/18/2029 «~		468,600	471,990
Altice France SA
6.391% (EUR003M + 4.375%) due 10/30/2028 ~	EUR	16,665	19,419
8.110% (TSFR3M + 4.125%) due 04/30/2028 ~		$16,597	16,440
8.891% (EUR003M + 6.875%) due 05/31/2031 ~	EUR	11,152	13,135
9.048% (TSFR3M + 5.063%) due 10/30/2028 ~		$30,569	30,272
9.360% (TSFR3M + 5.375%) due 05/14/2029 ~		113,733	113,022
10.860% (TSFR3M + 6.875%) due 05/31/2031 ~		317,632	317,962
Avolon TLB Borrower 1 U.S. LLC 5.484% (TSFR1M + 1.750%) due 06/24/2030 ~		7,832	7,888
Coreweave Compute Acquisition Co. IV LLC 9.672% - 10.335% (TSFR3M + 6.000%) due 05/16/2029 «~		4,839	5,002
Databricks, Inc.
TBD% due 01/05/2032 µ		48,024	48,144
1.000% due 01/03/2031 ~µ		48,024	48,864
8.272% (TSFR1M + 4.500%) due 01/03/2031 ~		216,976	220,773
DirecTV Financing LLC 9.102% (TSFR3M + 5.000%) due 08/02/2027 ~		871	873
Dorchester LLC 4.349% (EUR003M + 2.300%) due 01/04/2027 «~(l)	EUR	82,400	96,836
Encina Private Credit LLC TBD% - 7.337% due 11/30/2026 «~µ		$30,231	29,326
Envalior Finance GmbH
7.566% (EUR003M + 5.500%) due 03/29/2030 ~	EUR	118,900	136,762
9.340% (TSFR3M + 5.500%) due 04/01/2030 ~		$210,766	196,916
Envision Healthcare Corp.
11.862% (TSFR3M + 7.875%) due 07/20/2026 «~		176,004	176,004
11.862% (TSFR3M + 7.875%) due 11/03/2028 «~		748,782	771,245
Finastra USA, Inc. 10.973% (TSFR3M + 7.250%) due 09/13/2029 ~		15,112	15,225
iHeartCommunications, Inc. 9.606% (TSFR1M + 5.775%) due 05/01/2029 ~		1,844	1,694
Lealand Finance Co. BV 6.831% (TSFR1M + 3.000%) due 06/30/2027 «~		2,410	2,024
Lealand Finance Co. BV (7.830% Cash) 7.831% (TSFR1M + 4.000%) due 12/31/2027 ~		6,505	5,085
Mercury Aggregator LP (19.000% PIK) TBD% - 19.000% due 04/03/2026 «~(d)		27,183	1,429
MH Sub I LLC
7.966% (TSFR1M + 4.250%) due 05/03/2028 ~		1,655	1,544
7.966% (TSFR1M + 4.250%) due 12/31/2031 ~		1,120	964
OCS Group Holdings Ltd. 9.719% due 11/28/2031 ~	GBP	23,300	31,476
Panama Government International Bonds
3.837% (EUR006M + 1.750%) due 03/05/2027 «~	EUR	144,800	170,521
4.546% (EUR006M + 2.450%) due 04/01/2027 «~		451,800	536,245
Pantheon Senior Debt Secondaries III 6.026% due 03/26/2026 «~(l)		$60,600	60,600
Poseidon Bidco SASU 7.018% (EUR003M + 5.000%) due 03/13/2030 ~	EUR	235,200	99,902
Project Alpha Investindustrial 4.150% (EUR003M + 2.100%) due 02/27/2026 «~(l)		33,548	39,425
Project Flash
0.563% - 6.034% (TSFR1M + 2.250%) due 04/30/2030 «~µ		$1,691,300	1,691,301
0.625% - 6.278% (TSFR1M + 2.500%) due 01/09/2028 «~µ		108,450	107,600
Project Hudson II 7.730% due 05/29/2026 «~		75,800	76,489
Project Nova 7.080% due 08/31/2026 «~		43,300	43,300
Project Quasar Pledgco SLU 5.185% (EUR001M + 3.250%) due 04/17/2026 «~	EUR	64,125	73,796
Softbank Vision Fund II 7.322% (TSFR3M + 3.650%) due 04/25/2029 «~		$422,818	424,711
Subcalidora 2 7.769% (EUR003M + 5.750%) due 08/14/2029 «~	EUR	129,849	153,362
Syniverse Holdings, Inc. 10.672% (TSFR3M + 7.000%) due 05/13/2027 ~		$55,343	53,599
TransDigm, Inc.
5.966% (TSFR1M + 2.250%) due 03/22/2030 ~		19,748	19,828

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

6.216% (TSFR1M + 2.500%) due 02/28/2031 ~		76,577	76,951
Turkiye Vakiflar Bankasi TAO 5.100% (EUR003M + 3.000%) due 12/15/2028 «~	EUR	20,200	23,863
U.S. Renal Care, Inc. 8.831% (TSFR1M + 5.000%) due 06/28/2028 ~		$24,208	22,861
Westmoreland Coal Co. 8.000% due 03/15/2029 «~		4,134	1,757

Total Loan Participations and Assignments (Cost $6,505,931)			6,494,714

CORPORATE BONDS & NOTES 8.2%
BANKING & FINANCE 2.5%
123 Lights Re Ltd. 14.580% (FHMMUSTF + 11.000%) due 09/14/2031 ~		6,700	6,918
Alamo Re Ltd.
12.014% (FHMMUSTF + 8.434%) due 06/07/2027 ~		33,700	35,870
15.460% (FHMMUSTF + 11.880%) due 06/08/2026 ~		34,840	36,390
Ambac Assurance Corp. 5.100% due 12/31/2099 (k)		352	459
American Assets Trust LP 3.375% due 02/01/2031		8,800	8,025
Armor RE II Ltd.
12.110% (BRMMUSDF + 8.500%) due 01/07/2032 ~		5,200	5,499
13.810% (BRMMUSDF + 10.200%) due 05/07/2031 ~		13,000	13,984
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		50,661	49,156
Banca Monte dei Paschi di Siena SpA 1.875% due 01/09/2026	EUR	60,500	71,100
Banco Santander SA
4.250% due 04/11/2027		$28,400	28,476
6.527% due 11/07/2027 •		95,200	97,201
6.607% due 11/07/2028		61,400	65,565
Bank of America Corp. 5.202% due 04/25/2029 •(n)		10,600	10,873
Barclays PLC
4.972% due 05/16/2029 •		54,550	55,472
5.674% due 03/12/2028 •		20,700	21,075
5.690% due 03/12/2030 •		51,700	53,810
6.490% due 09/13/2029 •		25,800	27,271
6.496% due 09/13/2027 •		61,100	62,064
7.437% due 11/02/2033 •		2,848	3,258
Bayou Re Ltd.
11.962% (BNMMDTSC + 8.332%) due 04/30/2031 ~		5,800	6,150
22.130% (BNMMDTSC + 18.500%) due 04/30/2031 ~		6,700	7,436
Blue Ridge Re Ltd.
7.080% (FHMMUSTF + 3.500%) due 01/08/2029 ~		4,800	4,800
8.830% (FHMMUSTF + 5.250%) due 01/08/2031 ~		22,908	23,417
9.580% (FHMMUSTF + 6.000%) due 01/08/2029 ~		1,500	1,500
11.580% (FHMMUSTF + 8.000%) due 01/08/2029 ~		250	250
BNP Paribas SA 5.497% due 05/20/2030 •		7,200	7,455
Bonanza RE Ltd.
3.542% (T-BILL 3MO + 0.000%) due 01/08/2027 ~		9,600	8,064
3.620% (MSMMUSTF + 0.000%) due 01/08/2026 ~		2,500	2,496
BPCE SA
5.716% due 01/18/2030 •		34,200	35,417
5.936% due 05/30/2035 •		8,600	8,972
6.612% due 10/19/2027 •		28,400	28,944
6.714% due 10/19/2029 •		66,000	70,049
7.003% due 10/19/2034 •		42,300	47,122
CaixaBank SA 6.684% due 09/13/2027 •		41,400	42,129
Cape Lookout Re Ltd.
10.480% (FHMMUSTF + 6.900%) due 03/13/2032 ~		42,300	44,834
12.287% (GSMMUSTF + 8.702%) due 04/05/2027 ~		9,550	9,898
Charles River Re Ltd. 11.262% (BNMMDTSC + 7.632%) due 05/10/2031 ~		2,700	2,829
CoStar Group, Inc. 2.800% due 07/15/2030		29,567	27,116
Country Garden Holdings Co. Ltd. (1.000% Cash or 2.500% PIK) 3.500% due 12/31/2032 «(d)		29,317	1,759
Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	140,900	44,436
10.100% due 12/15/2043		65,500	21,193
Credit Suisse AG AT1 Claim		$272,096	80,267
Danske Bank AS 5.427% due 03/01/2028 •		18,500	18,791
Deloitte LLP
5.250% due 01/30/2030 «(l)		37,300	38,067
5.410% due 01/30/2032 «(l)		36,700	37,528
Deutsche Bank AG
2.552% due 01/07/2028 •		8,850	8,706
3.547% due 09/18/2031 •		57,047	54,467

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

6.720% due 01/18/2029 •		6,776	7,095
East Lane Re VII Ltd.
12.042% (T-BILL 3MO + 8.500%) due 03/31/2032 ~		22,100	22,093
12.550% (JMMMUSTF + 8.890%) due 03/31/2026 ~		32,100	32,694
EPR Properties
4.500% due 06/01/2027		500	501
4.750% due 12/15/2026		2,445	2,453
4.950% due 04/15/2028		3,980	4,013
Everglades Re II Ltd.
14.121% (GSMMUSTI + 10.500%) due 05/13/2031 ~		49,280	51,956
15.121% (GSMMUSTI + 11.500%) due 05/13/2031 ~		48,900	51,565
16.371% (GSMMUSTI + 12.750%) due 05/13/2031 ~		31,200	33,119
FFC Senior Note Lease-Backed Pass-Through Trust 5.141% due 07/10/2053 «		46,720	38,877
Ford Motor Credit Co. LLC
2.700% due 08/10/2026		39,225	38,854
2.900% due 02/16/2028		27,259	26,260
4.125% due 08/17/2027		2,700	2,679
4.950% due 05/28/2027		3,700	3,716
5.918% due 03/20/2028 (n)		21,973	22,496
6.798% due 11/07/2028 (n)		11,573	12,145
6.800% due 05/12/2028		26,077	27,218
7.350% due 11/04/2027		7,300	7,625
GLP Capital LP/GLP Financing II, Inc.
3.250% due 01/15/2032		4,800	4,355
4.000% due 01/15/2031		5,300	5,094
5.300% due 01/15/2029 (n)		29,811	30,350
Golden Bear Re Ltd. 13.292% (T-BILL 1MO + 9.750%) due 01/08/2029 ~		39,500	39,532
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		26,267	26,021
Greengrove RE Ltd. 11.292% (T-BILL 1MO + 7.750%) due 04/08/2032 ~		10,600	11,029
Handshake Re Ltd. 4.160% (JMMMUSTF + 4.500%) due 01/08/2030 ~		2,800	2,803
Hardwood Funding LLC
4.840% due 06/07/2028 «(l)		18,500	18,702
4.980% due 06/07/2030 «(l)		12,000	12,202
Hestia Re Ltd.
10.380% (BNMMDTSC + 6.750%) due 03/13/2032 ~		3,400	3,507
11.880% (BNMMDTSC + 8.250%) due 03/13/2032 ~		3,600	3,747
Hexagon IV RE Ltd. 10.432% (EUR003M + 8.428%) due 01/07/2031 ~	EUR	21,312	26,076
HSBC Holdings PLC
4.041% due 03/13/2028 •		$11,280	11,268
4.583% due 06/19/2029 •		73,000	73,697
Integrity RE III Ltd.
11.626% (T-BILL 1MO + 8.000%) due 06/06/2027 ~		1,350	1,401
13.292% (T-BILL 1MO + 9.750%) due 06/06/2027 ~		900	941
15.792% (T-BILL 1MO + 12.250%) due 06/06/2028 ~		6,000	6,332
29.042% (T-BILL 1MO + 25.500%) due 06/06/2027 ~		10,100	11,630
Integrity Re Ltd.
20.814% (FHMMUSTF + 17.234%) due 06/08/2026 ~		16,150	17,305
26.376% (FHMMUSTF + 22.796%) due 06/08/2026 ~		7,600	8,326
Intesa Sanpaolo SpA 7.200% due 11/28/2033		44,166	50,464
Kizuna RE III Pte. Ltd. 6.292% (T-BILL 3MO + 2.750%) due 04/09/2029 ~		6,121	6,267
Kona Spc Ltd. 5.718% due 09/15/2026 «•	EUR	51,000	60,154
Lloyds Banking Group PLC 5.462% due 01/05/2028 •		$57,700	58,487
Longleaf Pine Re Ltd. 21.553% (GSMMUSTI + 17.932%) due 05/27/2031 ~		25,200	27,709
Luca RE Ltd. 10.910% (JMMMUSTF + 7.250%) due 07/22/2031 ~		20,700	21,391
MMcapS Funding XVIII Ltd.
4.240% (US0003M + 0.290%) due 12/26/2039 ~		14,880	14,471
4.451% (US0003M + 0.500%) due 12/26/2039 ~		10,100	8,888
MMIFS Re Ltd. 5.208% (CAONINDX + 2.900%) due 01/10/2033 ~	CAD	8,700	6,355
Nationwide Building Society
2.972% due 02/16/2028 •		$342	338
3.960% due 07/18/2030 •		57,892	57,107
4.302% due 03/08/2029 •(n)		56,000	56,112
6.557% due 10/18/2027 •		30,400	30,979
Nature Coast Re Ltd.
13.371% (GSMMUSTI + 9.750%) due 04/10/2033 ~		8,750	9,091
13.621% (GSMMUSTI + 10.000%) due 12/07/2030 ~		22,346	23,036
NatWest Group PLC
3.073% due 05/22/2028 •		1,188	1,173
4.445% due 05/08/2030 •		163,400	164,117
4.892% due 05/18/2029 •		6,900	7,022
5.034% (SOFRRATE + 1.250%) due 03/01/2028 ~		24,300	24,466
5.076% due 01/27/2030 •		177,653	181,656
5.583% due 03/01/2028 •		42,300	43,065

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

Nissan Motor Acceptance Co. LLC
2.000% due 03/09/2026		44,978	44,797
2.450% due 09/15/2028		4,200	3,906
2.750% due 03/09/2028		40,800	38,797
5.625% due 09/29/2028		3,600	3,612
5.773% (SOFRINDX + 2.050%) due 09/13/2027 ~		29,700	29,525
Nomura Holdings, Inc. 2.172% due 07/14/2028		51,800	49,353
Orange Capital RE DAC
8.026% (EUR003M + 6.000%) due 01/17/2029 ~	EUR	2,400	2,939
9.836% (EUR003M + 8.330%) due 01/08/2027 ~		19,700	23,794
Palm RE Ltd.
11.380% (BNMMDTSC + 7.750%) due 06/07/2032 ~		$5,800	6,064
13.330% (BNMMDTSC + 9.700%) due 06/09/2031 ~		1,700	1,799
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (h)		142,178	109,789
Polestar Re Ltd.
10.542% (T-BILL 3MO + 7.000%) due 01/08/2029 ~		3,500	3,500
12.542% (T-BILL 3MO + 9.000%) due 01/08/2029 ~		3,500	3,500
14.042% (T-BILL 3MO + 10.500%) due 01/08/2029 ~		500	500
14.110% (BRMMUSDF + 10.590%) due 01/07/2028 ~		16,100	16,941
16.860% (BRMMUSDF + 13.250%) due 01/07/2027 ~		73,700	76,899
Preferred Term Securities VIII Ltd./Preferred Term Securities VIII, Inc. 5.160% (US0003M + 0.900%) due 01/03/2033 ~		2,746	2,746
Preferred Term Securities X Ltd./Preferred Term Securities X, Inc. 5.120% (US0003M + 0.860%) due 07/03/2033 ~		915	915
Preferred Term Securities XII Ltd./Preferred Term Securities XII, Inc. 4.846% (US0003M + 0.880%) due 12/24/2033 ~		2,318	2,295
Preferred Term Securities XIX Ltd./Preferred Term Securities XIX, Inc. 4.415% (US0003M + 0.430%) due 12/22/2035 ~		28,471	26,763
Preferred Term Securities XVI Ltd./Preferred Term Securities XVI, Inc. 4.565% (US0003M + 0.580%) due 03/23/2035 ~		8,890	8,445
Preferred Term Securities XVII Ltd./Preferred Term Securities XVII, Inc.
4.366% (US0003M + 0.400%) due 06/23/2035 ~		7,178	6,909
4.466% (US0003M + 0.500%) due 06/23/2035 ~		10,965	10,088
Preferred Term Securities XVIII Ltd./Preferred Term Securities XVIII, Inc.
4.465% (US0003M + 0.480%) due 09/23/2035 ~		14,571	13,843
4.735% (US0003M + 0.750%) due 09/23/2035 ~		20,535	18,276
Preferred Term Securities XX Ltd./Preferred Term Securities XX, Inc.
4.385% (US0003M + 0.400%) due 03/22/2038 ~		37,144	35,472
4.435% (US0003M + 0.450%) due 03/22/2038 ~		7,004	6,304
Preferred Term Securities XXI Ltd./Preferred Term Securities XXI, Inc. 4.385% (US0003M + 0.400%) due 03/22/2038 ~		25,204	23,692
Preferred Term Securities XXII Ltd./Preferred Term Securities XXII, Inc. 4.385% (US0003M + 0.400%) due 09/22/2036 ~		28,660	27,513
Preferred Term Securities XXIII Ltd./Preferred Term Securities XXIII, Inc.
4.295% (US0003M + 0.310%) due 12/22/2036 ~		45,109	43,823
4.365% (US0003M + 0.380%) due 12/22/2036 ~		1,306	1,071
4.375% (US0003M + 0.390%) due 12/22/2036 ~		2,895	2,634
4.605% (US0003M + 0.620%) due 12/22/2036 ~		30,779	26,779
Preferred Term Securities XXIV Ltd./Preferred Term Securities XXIV, Inc.
4.285% (US0003M + 0.300%) due 03/22/2037 ~		42,839	40,697
4.365% (US0003M + 0.380%) due 03/22/2037 ~		45,627	40,608
Preferred Term Securities XXV Ltd./Preferred Term Securities XXV, Inc. 4.335% (US0003M + 0.350%) due 06/22/2037 ~		48,367	43,047
Preferred Term Securities XXVI Ltd./Preferred Term Securities XXVI, Inc.
4.285% (US0003M + 0.300%) due 09/22/2037 ~		65	60
4.355% (US0003M + 0.370%) due 09/22/2037 ~		41,783	37,186
Preferred Term Securities XXVII Ltd./Preferred Term Securities XXVII, Inc.
4.285% (US0003M + 0.300%) due 12/22/2037 ~		10,081	9,375
4.385% (US0003M + 0.400%) due 12/22/2037 ~		2,118	1,885
Preferred Term Securities XXVIII Ltd./Preferred Term Securities XXVIII, Inc.
4.585% (US0003M + 0.600%) due 03/22/2038 ~		16,804	14,283
4.885% (US0003M + 0.900%) due 03/22/2038 ~		13,982	13,737
Purple Re Ltd. 12.786% (JMMMUSTF + 9.126%) due 06/06/2031 ~		20,100	21,169
Pyramid Funding Ltd. 5.062% due 03/28/2035 «	GBP	264,684	310,487
Quercus II Re DAC 13.026% (EUR003M + 11.000%) due 01/07/2031 «~	EUR	12,700	14,925
Quercus Re DAC 10.050% (EUR003M + 8.000%) due 01/06/2031 ~		3,800	4,571
RNHB BV
0.000% due 01/28/2027 «		21,408	25,331
0.000% due 10/28/2027 «		20,195	23,827
0.000% due 04/28/2028 «		10,673	13,158
0.000% due 10/28/2028 «		22,876	27,043
6.760% due 03/01/2027 «		11,745	13,778
Sabine Re Ltd. 12.150% (BNMMDTSC + 8.520%) due 04/07/2031 ~		$6,600	6,904
Santander U.K. Group Holdings PLC
2.469% due 01/11/2028 •		11,100	10,914
3.823% due 11/03/2028 •		31,580	31,382
6.534% due 01/10/2029 •		6,200	6,480
SLM Student Loan Trust 2.650% (EUR003M + 0.550%) due 12/15/2033 ~	EUR	415	459

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

Societe Generale SA
6.447% due 01/12/2027 •		$83,300	83,347
6.691% due 01/10/2034 •		128,000	139,446
Taranis Reinsurance DAC
8.320% (EUR003M + 6.310%) due 01/07/2031 ~	EUR	13,300	15,743
11.000% (EUR003M + 8.990%) due 01/08/2031 ~		18,600	22,990
Titanium 2l Bondco SARL 6.250% due 01/14/2031		2,955	640
Torrey Pines Re Ltd.
9.696% (JMMMUSTF + 6.036%) due 06/07/2032 ~		$15,100	15,810
10.766% (JMMMUSTF + 7.106%) due 06/07/2032 ~		8,900	9,288
12.988% (BRMMUSDF + 9.378%) due 06/05/2031 ~		5,400	5,502
U.S. Capital Funding VI Ltd./U.S. Capital Funding VI Corp. 4.469% due 07/10/2043 •		38,279	34,069
UBS Group AG
3.091% due 05/14/2032 •		80,485	74,759
3.869% due 01/12/2029 •		7,400	7,361
4.194% due 04/01/2031 •		31,069	30,784
5.428% due 02/08/2030 •		19,800	20,484
5.959% due 01/12/2034 •		102,400	109,160
6.246% due 09/22/2029 •		92,400	97,290
6.327% due 12/22/2027 •		95,300	97,308
Ursa Re II Ltd.
8.542% (T-BILL 3MO + 5.000%) due 12/07/2029 ~		3,200	3,200
11.292% (T-BILL 3MO + 7.750%) due 06/07/2028 ~		17,200	17,200
Ursa Re Ltd.
9.130% (BNMMDTSC + 5.500%) due 12/07/2026 ~		38,700	39,816
11.121% (GSMMUSTI + 7.500%) due 02/22/2028 ~		25,300	25,800
12.380% (BNMMDTSC + 8.750%) due 12/07/2026 ~		49,500	51,433
VB DPR Finance Co. 6.833% due 03/15/2035 «(l)		52,500	56,399
Veraison Re Ltd. 8.621% (GSMMUSTI + 5.000%) due 03/08/2033 ~		3,550	3,660
VICI Properties LP/VICI Note Co., Inc.
3.875% due 02/15/2029		5,805	5,700
4.500% due 09/01/2026		16,083	16,102
4.500% due 01/15/2028 (n)		3,495	3,505
5.750% due 02/01/2027		12,316	12,459
Vitality Re XVI Ltd.
5.370% (MSMMUSTF + 1.750%) due 01/08/2030 ~		5,700	5,710
7.370% (MSMMUSTF + 3.750%) due 01/08/2030 ~		4,500	4,518
Voyager Aviation Holdings LLC 8.500% due 05/09/2026 ^«(e)		17,721	0
Windmill III Re DAC 7.236% (EUR003M + 5.210%) due 07/05/2028 ~	EUR	400	483
Winston RE Ltd.
10.130% (BNMMDTSC + 6.500%) due 02/21/2028 ~		$1,800	1,858
15.320% (BNMMDTSC + 11.690%) due 02/26/2031 ~		4,800	5,087
Yellow Tulip Assetco BV 0.000% due 07/30/2036 «	EUR	45,750	53,744
Yellow Tulip Bidco BV 0.000% due 07/30/2036 «		47,123	21,074

			5,364,901

INDUSTRIALS 4.8%
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		$25,555	25,721
Altice France SA
4.750% due 10/15/2030	EUR	6,704	7,428
6.500% due 10/15/2031		$17,943	17,053
6.500% due 04/15/2032		32,126	30,818
6.875% due 10/15/2030		33,060	32,096
6.875% due 07/15/2032		23,348	22,405
7.250% due 11/01/2029	EUR	2,695	3,157
9.500% due 11/01/2029		$34,916	36,072
Amdocs Ltd. 2.538% due 06/15/2030		23,200	21,324
American Airlines Pass-Through Trust
2.875% due 01/11/2036		24,914	22,820
3.000% due 04/15/2030		14,629	14,157
3.150% due 08/15/2033 (n)		1,263	1,196
3.200% due 12/15/2029		8,134	7,962
3.350% due 04/15/2031		17,372	16,882
3.375% due 11/01/2028		29,603	29,240
3.575% due 07/15/2029		7,445	7,373
3.600% due 03/22/2029		2,705	2,681
3.650% due 12/15/2029		2,923	2,839
3.650% due 08/15/2030		9,557	9,398
3.700% due 04/01/2028		12,647	12,602
Bayer U.S. Finance LLC 6.375% due 11/21/2030		6,000	6,417
Beignet Investor LLC 6.581% due 05/30/2049		4,107,935	4,343,766
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (h)		1,826	1,498

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

Boeing Co.
2.196% due 02/04/2026		13,187	13,162
2.950% due 02/01/2030		19,314	18,307
3.200% due 03/01/2029		10,000	9,699
3.450% due 11/01/2028		4,404	4,318
3.625% due 02/01/2031		40,180	38,617
5.040% due 05/01/2027		125,660	127,001
5.150% due 05/01/2030 (n)		35,000	35,975
6.259% due 05/01/2027		71,656	73,552
6.298% due 05/01/2029		73,606	78,154
6.388% due 05/01/2031		28,100	30,507
6.528% due 05/01/2034		4,600	5,091
British Airways Pass-Through Trust
2.900% due 09/15/2036		11,038	10,115
3.300% due 06/15/2034		2,081	1,969
3.800% due 03/20/2033		3,342	3,283
Broadcom, Inc.
2.450% due 02/15/2031		34,500	31,572
2.600% due 02/15/2033 (n)		26,905	23,739
3.187% due 11/15/2036		3,200	2,715
3.419% due 04/15/2033		13,531	12,529
Carvana Co.
9.000% due 06/01/2030		222,865	233,873
9.000% due 06/01/2031		266,687	301,118
CDW LLC/CDW Finance Corp.
2.670% due 12/01/2026		64,300	63,468
3.276% due 12/01/2028		16,500	16,036
3.569% due 12/01/2031		39,400	36,719
Centene Corp.
2.450% due 07/15/2028		7,500	7,028
4.625% due 12/15/2029		6,100	5,921
Claritev Corp. (6.500% Cash and 0.750% PIK) 6.750% due 03/31/2031 (d)		34,225	27,380
CLN Magnetto Group 7.800% due 10/25/2031 «		148,000	148,811
CommonSpirit Health
4.352% due 09/01/2030		49,340	49,148
4.975% due 09/01/2035		49,200	48,641
CVS Pass-Through Trust
4.163% due 08/11/2036		4,422	4,132
5.773% due 01/10/2033		3,259	3,324
5.880% due 01/10/2028		353	356
7.507% due 01/10/2032		2,787	2,958
DISH DBS Corp.
5.250% due 12/01/2026		284,326	275,939
5.750% due 12/01/2028		252,793	248,338
Energy Transfer LP
4.400% due 03/15/2027		4,145	4,160
4.950% due 05/15/2028		4,355	4,430
Flora Food Management BV 6.875% due 07/02/2029	EUR	72,600	84,914
Gazprom PJSC Via Gaz Capital SA
4.950% due 03/23/2027		$24,600	21,525
4.950% due 02/06/2028		15,900	13,118
7.288% due 08/16/2037		30,730	23,048
8.625% due 04/28/2034		141,090	116,400
Greene King Finance PLC
5.106% due 03/15/2034	GBP	1,012	1,359
5.700% (BP0003M + 1.800%) due 12/15/2034 ~		427	535
Imperial Brands Finance PLC 3.500% due 07/26/2026		$906	902
JetBlue Pass-Through Trust
2.750% due 11/15/2033		2,141	1,925
4.000% due 05/15/2034		47,770	45,583
MercadoLibre, Inc. 4.900% due 01/15/2033		60,100	59,594
Mitchells & Butlers Finance PLC
4.435% (US0003M + 0.450%) due 12/15/2030 ~		22	22
6.013% due 12/15/2030	GBP	3,169	4,318
MPH Acquisition Holdings LLC 5.750% due 12/31/2030 (n)		$5,061	4,445
MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK) 11.500% due 12/31/2030 (d)		7,939	8,403
National Football League 5.480% due 10/05/2028 «(l)		76,800	78,563
Nissan Motor Co. Ltd.
4.345% due 09/17/2027		74,963	74,002
4.810% due 09/17/2030		212,402	200,380
7.500% due 07/17/2030		98,700	103,658
7.750% due 07/17/2032		42,825	45,528
8.125% due 07/17/2035		61,200	65,088
NPC Ukrenergo 6.875% due 11/09/2028		3,480	2,993
Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(e)		105,630	24,770
5.500% due 04/12/2037 ^(e)		117,045	27,389

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

6.000% due 11/15/2026 ^(e)		54,167	13,000
9.000% due 04/03/2049 ^(e)		4,000	1,024
9.750% due 05/17/2035 ^(e)		43,640	11,346
Petroleos Mexicanos
5.950% due 01/28/2031		176,125	170,571
6.700% due 02/16/2032		412,739	411,895
6.750% due 09/21/2047		71,382	58,738
6.950% due 01/28/2060		57,150	46,564
7.690% due 01/23/2050		16,197	14,527
Prime Property Fund LLC
5.250% due 09/30/2029 «(l)		34,500	34,642
5.440% due 09/30/2031 «(l)		34,500	34,574
Prosus NV
1.288% due 07/13/2029	EUR	19,700	21,664
1.985% due 07/13/2033		26,300	27,032
2.085% due 01/19/2030		27,600	30,901
2.778% due 01/19/2034		20,944	22,591
3.061% due 07/13/2031		$47,100	42,908
4.193% due 01/19/2032		28,000	26,813
Rolls-Royce PLC
3.375% due 06/18/2026	GBP	3,835	5,157
4.625% due 02/16/2026	EUR	45,275	53,394
5.750% due 10/15/2027	GBP	29,673	40,888
Russian Railways Via RZD Capital PLC 7.487% due 03/25/2031 ^(e)		60,389	56,981
Saudi Arabian Oil Co. 4.750% due 06/02/2030		$197,600	200,377
Spirit Airlines Pass-Through Trust 3.375% due 08/15/2031		120	113
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.152% due 09/20/2029		13,979	14,105
Thames Water Super Senior Issuer PLC 9.750% due 10/10/2027	GBP	52,436	81,457
Times Square Hotel Trust 8.528% due 08/01/2026		$163	163
Topaz Solar Farms LLC
4.875% due 09/30/2039		7,713	6,913
5.750% due 09/30/2039		57,577	57,957
U.S. Renal Care, Inc. 10.625% due 06/28/2028		5,107	4,379
United Airlines Pass-Through Trust
2.700% due 11/01/2033		7,727	7,109
3.500% due 09/01/2031		2,863	2,770
4.000% due 10/11/2027		2,187	2,187
4.150% due 02/25/2033		3,123	3,074
5.875% due 04/15/2029		78,210	80,250
Valaris Ltd. 8.375% due 04/30/2030 (n)		1,556	1,620
Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		31,870	29,900
3.875% due 11/01/2033		10,800	9,267
4.125% due 08/15/2031		10,300	9,380
Venture Global LNG, Inc.
7.000% due 01/15/2030		138,600	133,492
8.125% due 06/01/2028 (n)		259,800	263,293
8.375% due 06/01/2031		53,075	52,810
9.500% due 02/01/2029		215,900	223,910
9.875% due 02/01/2032		133,350	137,844
Venture Global Plaquemines LNG LLC
6.125% due 12/15/2030		101,800	103,727
6.500% due 01/15/2034		41,020	42,035
6.750% due 01/15/2036		46,200	47,344
Volkswagen Group of America Finance LLC 5.300% due 03/22/2027 (n)		100,000	101,265
Woodside Finance Ltd. 5.100% due 09/12/2034 (n)		42,600	42,107
Yellowstone Energy LP 5.750% due 12/31/2026		762	754

			10,470,264

UTILITIES 0.9%
Edison International 6.250% due 03/15/2030 (n)		40,350	42,218
FORESEA Holding SA 7.500% due 06/15/2030		3,358	3,316
Gazprom PJSC via Gaz Finance PLC
1.500% due 02/17/2027	EUR	137,850	125,551
2.950% due 01/27/2029		$93,400	67,715
3.000% due 06/29/2027		12,000	10,080
ONEOK, Inc. 4.750% due 10/15/2031		28,935	29,101
Pacific Gas & Electric Co.
2.100% due 08/01/2027		44,031	42,713
2.500% due 02/01/2031		51,959	46,827
2.950% due 03/01/2026		69,389	69,222

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

3.000% due 06/15/2028		85,600	83,034
3.150% due 01/01/2026		223,783	223,783
3.250% due 06/01/2031		86,160	80,309
3.300% due 03/15/2027		83,737	82,878
3.300% due 12/01/2027		164,659	162,230
3.500% due 08/01/2050		24,300	16,417
3.750% due 07/01/2028		176,652	174,536
3.750% due 08/15/2042		2,902	2,204
4.000% due 12/01/2046		36,917	27,793
4.200% due 03/01/2029		65,400	65,015
4.250% due 03/15/2046		60,021	47,179
4.300% due 03/15/2045		30,801	24,551
4.400% due 03/01/2032		67,000	65,407
4.450% due 04/15/2042		46,785	38,851
4.550% due 07/01/2030		346,519	345,175
4.600% due 06/15/2043		47,354	39,568
4.650% due 08/01/2028		19,885	20,036
4.750% due 02/15/2044		4,345	3,684
5.450% due 06/15/2027		23,667	24,076
5.900% due 06/15/2032		20,000	20,986
6.400% due 06/15/2033 (n)		4,948	5,345
Peru LNG SRL 5.375% due 03/22/2030		1,050	1,018
Project Falkor Deposit 0.000% due 03/31/2026 «	EUR	26,906	31,620
Rio Oil Finance Trust
8.200% due 04/06/2028		$12,588	13,044
9.750% due 01/06/2027		5,497	5,671
Sprint Capital Corp. 8.750% due 03/15/2032		25,100	30,371

			2,071,524

Total Corporate Bonds & Notes (Cost $17,679,076)			17,906,689

CONVERTIBLE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
CIFI Holdings Group Co. Ltd. 0.000% due 06/30/2029 «(h)(l)		23,881	1,731
Country Garden Holdings Co. Ltd. 0.000% due 12/31/2031 «(h)		59,523	7,738
Sunac China Holdings Ltd.
0.000% due 06/23/2026 «(h)		5,712	914
0.000% due 06/23/2028 «(h)		679	146

Total Convertible Bonds & Notes (Cost $10,747)			10,529

MUNICIPAL BONDS & NOTES 0.0%
CALIFORNIA 0.0%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2046		4,580	4,160
3.714% due 06/01/2041		1,100	856
3.850% due 06/01/2050		2,675	2,446
4.214% due 06/01/2050		26,895	19,693

			27,155

ILLINOIS 0.0%
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035		20,569	21,745
6.725% due 04/01/2035		5,615	5,952
7.350% due 07/01/2035		15,314	16,685

			44,382

Total Municipal Bonds & Notes (Cost $79,590)			71,537

U.S. GOVERNMENT AGENCIES 61.8%
Federal Home Loan Mortgage Corp.
1.500% due 05/01/2041		685	584
2.000% due 03/01/2026 - 03/01/2028		23	23
2.500% due 08/01/2027 - 10/01/2051		102,701	91,379
3.000% due 01/01/2026 - 04/01/2052		400,027	362,425
3.500% due 08/01/2038 - 03/01/2051		343,426	322,928
4.000% due 10/01/2038 - 03/01/2053		106,650	103,052
4.500% due 06/01/2038 - 08/01/2053		9,693	9,607
5.000% due 05/01/2026 - 01/01/2056		8,279,799	8,263,061
5.500% due 04/01/2027 - 12/01/2055		1,505,013	1,528,471
5.839% due 04/01/2036 •		2	2
5.971% due 01/01/2033 •		3	3
5.995% due 08/01/2034 •		1	1
6.000% due 07/01/2026 - 09/01/2054		120,334	123,953
6.034% due 11/01/2031 •		4	5

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

6.073% due 07/01/2034 •	13	14
6.099% due 10/01/2032 •	5	5
6.102% due 05/01/2035 •	8	9
6.221% due 07/01/2033 •	2	2
6.234% due 01/01/2035 •	16	17
6.245% due 12/01/2037 •	1	1
6.247% due 03/01/2031 •	3	3
6.298% due 09/01/2033 •	18	18
6.355% due 09/01/2031 •	35	36
6.363% due 09/01/2034 •	21	21
6.372% due 03/01/2032 •	27	28
6.375% due 09/01/2032 •	16	16
6.378% due 09/01/2033 •	1	1
6.417% due 05/01/2037 •	1	1
6.428% due 12/01/2034 •	1	1
6.473% due 05/01/2033 •	3	3
6.500% due 10/01/2028 - 05/01/2055	897,178	932,906
6.508% due 09/01/2037 •	1	1
6.528% due 05/01/2029 •	1	1
6.560% due 09/01/2037 •	1	1
6.565% due 12/01/2033 •	12	13
6.625% due 01/01/2035 •	9	9
6.686% due 07/01/2033 •	1	1
6.923% due 11/01/2035 •	29	30
7.000% due 01/01/2043 - 07/01/2055	728,131	766,308
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.136% due 09/25/2030 ~(a)	197,803	8,335
1.363% due 06/25/2030 ~(a)	86,124	4,217
1.427% due 05/25/2030 ~(a)	303,206	15,794
3.979% due 09/25/2035 ~(a)	57,950	8,894
Federal Home Loan Mortgage Corp. REMICS
0.000% due 08/15/2056 - 08/15/2057 (b)(h)	120,178	80,665
0.703% due 12/15/2042 •	1,364	1,106
1.703% due 01/15/2041 •	695	651
1.733% due 01/15/2038 ~(a)	9,173	466
1.852% due 11/15/2037 •(a)	3,209	319
1.952% due 08/15/2037 •(a)	444	43
2.102% due 06/15/2038 - 01/15/2042 •(a)	2,174	216
2.342% due 03/15/2037 •(a)	2,201	228
2.352% due 03/15/2037 - 06/15/2039 •(a)	1,054	109
2.452% due 09/15/2036 •(a)	860	74
2.472% due 09/15/2036 •(a)	514	55
2.552% due 04/15/2036 - 05/15/2036 •(a)	3,047	366
2.652% due 01/15/2037 •(a)	337	34
2.663% due 02/15/2040 •	380	360
3.000% due 03/15/2027 - 12/15/2032 (a)	434	9
3.052% due 08/15/2036 •(a)	873	103
3.500% due 08/15/2042	6,361	6,056
4.000% due 01/15/2041	3,542	3,501
4.000% due 09/15/2048 (a)	415	65
4.498% due 12/15/2046 •	13,796	13,571
4.548% due 06/15/2049 •	7,485	7,359
5.000% due 01/15/2034 - 05/15/2038	1,676	1,718
5.500% due 08/15/2036 - 06/15/2041	11,330	11,874
6.000% due 02/15/2031 - 02/15/2032	286	296
6.500% due 04/15/2029 - 11/25/2049	3,865	4,103
7.000% due 06/15/2029 - 03/15/2032	23	24
7.250% due 09/15/2030	3	3
7.500% due 09/15/2030	28	29
7.903% due 12/15/2031 - 02/15/2032 •	213	233
8.500% due 06/15/2031	14	15
10.274% due 10/15/2031 •	10	10
Federal Home Loan Mortgage Corp. STRIPS
2.963% due 11/15/2043 •	7,825	7,948
3.000% due 12/15/2042 - 10/15/2047 (a)	30,126	4,563
3.123% due 08/15/2044 •	4,017	3,950
3.500% due 12/15/2042 (a)	3,094	500
4.000% due 09/15/2048 (a)	3,526	455
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.106% due 08/25/2031 •	3	3
5.429% due 07/25/2044 •	3	3
Federal National Mortgage Association
1.500% due 12/01/2040 - 06/01/2051	794	667
2.000% due 10/01/2026 - 11/01/2051	11,967	9,851
2.500% due 02/01/2028 - 09/01/2051	52,519	45,054
3.000% due 01/01/2026 - 11/01/2051	1,977,135	1,796,933
3.500% due 01/01/2026 - 06/01/2051	443,263	417,609
3.564% due 04/01/2027 •	8	8
4.000% due 01/01/2026 - 01/01/2059	916,718	887,142
4.239% due 03/01/2033 •	3	3
4.500% due 04/01/2028 - 09/01/2053	41,393	41,202
5.000% due 06/01/2026 - 01/01/2056	5,146,957	5,137,646
5.277% due 10/01/2044 •	1	1
5.477% due 10/01/2040 •	7	7
5.500% due 06/01/2048 - 12/01/2055	1,247,302	1,266,952
5.851% due 02/01/2034 •	181	184

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

5.905% due 11/01/2033 •	4	4
5.923% due 09/01/2030 •	2	2
5.930% due 12/01/2033 •	5	5
5.965% due 12/01/2035 •	11	12
6.000% due 01/01/2027 - 09/01/2054	159,339	164,213
6.135% due 07/01/2032 •	3	3
6.145% due 09/01/2031 •	25	26
6.193% due 08/01/2033 •	4	4
6.249% due 09/01/2035 •	2	2
6.269% due 03/01/2033 •	17	17
6.319% due 10/01/2032 •	2	2
6.348% due 04/01/2028 •	1	1
6.439% due 10/01/2036 •	1	1
6.447% due 04/01/2032 •	3	3
6.500% due 02/01/2026 - 10/01/2055	405,306	421,668
6.635% due 04/01/2033 •	1	1
7.000% due 07/01/2034 - 10/01/2055	625,319	658,183
Federal National Mortgage Association Benchmark REMICS 5.500% due 04/25/2037	2,930	3,021
Federal National Mortgage Association Grantor Trust 3.956% due 09/25/2031 •	396	394
Federal National Mortgage Association REMICS
0.206% due 09/25/2042 •	819	460
0.807% due 11/25/2042 •	1,597	1,082
1.861% due 03/25/2041 •(a)	1,562	162
2.011% due 11/25/2049 •(a)	17,120	2,225
2.041% due 06/25/2037 •(a)	256	29
2.061% due 03/25/2037 - 03/25/2049 •(a)	5,289	641
2.081% due 12/25/2036 - 02/25/2037 •(a)	847	69
2.111% due 04/25/2037 •(a)	423	49
2.121% due 04/25/2037 •(a)	650	55
2.161% due 08/25/2035 - 02/25/2043 •(a)	2,658	289
2.311% due 01/25/2038 •(a)	1,012	99
2.361% due 01/25/2040 •(a)	1,012	80
2.391% due 03/25/2037 •(a)	1,231	124
2.411% due 05/25/2037 •(a)	378	33
2.421% due 06/25/2037 •(a)	1,480	181
2.451% due 04/25/2037 •(a)	946	117
2.461% due 12/25/2037 •(a)	900	90
2.500% due 04/25/2042 - 08/25/2042	8,893	8,627
2.561% due 10/25/2036 - 06/25/2040 •(a)	977	100
2.611% due 11/25/2035 •(a)	21	0
2.661% due 11/25/2036 •(a)	276	12
2.711% due 03/25/2036 •(a)	422	32
2.801% due 04/25/2037 •(a)	678	92
3.000% due 06/25/2027 - 06/25/2042 (a)	4,909	145
3.011% due 02/25/2038 •(a)	3,102	387
3.211% due 02/25/2037 •(a)	233	28
4.000% due 12/25/2042 - 12/25/2047 (a)	899	77
4.246% due 12/25/2036 •	15	15
4.306% due 03/25/2034 •	1	1
4.389% due 06/25/2029 - 08/25/2036 •	2	2
4.439% due 06/25/2049 •	3,370	3,306
4.500% due 12/25/2039 - 07/25/2040	2,820	2,824
4.500% due 12/25/2042 (a)	671	106
5.000% due 08/25/2033 - 10/25/2041	11,833	12,095
5.109% due 12/25/2050 •	10,701	10,694
5.500% due 11/25/2032	815	840
6.000% due 06/25/2029 - 09/25/2031	326	334
6.356% due 03/25/2038 •	239	259
6.500% due 10/25/2031 - 02/25/2033	21	22
6.850% due 12/18/2027	1	1
7.000% due 06/25/2032 - 01/25/2048	52	53
7.500% due 11/25/2030 - 12/25/2030	1	0
8.500% due 06/25/2030	28	30
Federal National Mortgage Association REMICS Trust
6.500% due 06/25/2028	1	1
7.500% due 06/25/2042 ~	7	8
Federal National Mortgage Association Trust
4.339% due 03/25/2044 •	1	1
4.389% due 09/25/2032 •	4	4
5.000% due 06/25/2043	14	14
7.500% due 06/25/2042	11	11
Government National Mortgage Association
0.000% due 10/16/2053 ~(a)	835	0
0.022% due 08/16/2048 ~(a)	2,668	1
1.086% due 03/16/2051 ~(a)	584	0
3.000% due 01/20/2042 - 04/20/2052	243,611	219,332
3.500% due 01/20/2045 - 07/20/2055	1,568,171	1,438,859
4.000% due 06/20/2039 - 06/20/2054	158,989	151,390
4.500% due 07/20/2032 - 02/20/2049	78,095	77,413
4.750% due 12/20/2026 - 12/20/2033 •	15	14
5.375% due 08/20/2027 - 10/20/2029 •	13	13
5.625% due 01/20/2027 - 01/20/2035 •	68	68
5.875% due 08/20/2033 •	2	2
6.100% due 06/15/2028 - 01/15/2029	76	78

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

6.490% due 01/15/2028 - 01/15/2029	75	76
6.500% due 01/20/2055 - 05/20/2055	413,632	428,202
Government National Mortgage Association REMICS
2.352% due 10/20/2047 •(a)	6,659	937
3.500% due 03/20/2043 (a)	236	36
4.000% due 03/20/2043 (a)	699	77
4.514% due 10/20/2062 •	586	585
4.584% due 03/20/2063 •	92	92
4.864% due 11/20/2065 - 08/20/2066 •	9,335	9,369
4.884% due 10/20/2066 •	2,737	2,747
4.894% due 09/20/2066 •	1,390	1,394
4.914% due 05/20/2066 - 07/20/2066 •	17,194	17,264
4.944% due 08/20/2066 •	2,828	2,841
4.964% due 04/20/2066 - 11/20/2066 •	7,695	7,728
4.975% due 09/20/2066 •	2,202	2,211
4.977% due 04/20/2068 •	16,084	16,282
5.000% due 07/20/2033	75	75
5.114% due 03/20/2066 - 01/20/2067 •	8,278	8,333
5.264% due 03/20/2066 •	2,100	2,117
5.500% due 04/20/2037	139	142
5.592% due 04/20/2067 •	9,916	10,036
Government National Mortgage Association, TBA
2.000% due 01/01/2056 - 02/01/2056	85,000	70,413
2.500% due 02/01/2056	110,550	95,354
3.000% due 01/01/2056 - 02/01/2056	164,300	147,524
4.000% due 01/01/2056 - 02/01/2056	865,276	817,254
4.500% due 01/01/2056 - 02/01/2056	2,194,878	2,136,709
5.000% due 02/01/2056	685,875	683,557
5.500% due 01/01/2056 - 02/01/2056	329,600	332,618
6.000% due 02/01/2056	2,181,700	2,222,010
6.500% due 01/01/2056 - 02/01/2056	1,962,145	2,026,734
U.S. Small Business Administration 5.370% due 04/01/2028	31	31
Uniform Mortgage-Backed Security, TBA
2.500% due 01/01/2041 - 01/01/2056	2,950	2,792
3.000% due 01/01/2041 - 02/01/2056	834,957	774,951
3.500% due 02/01/2056	1,063,865	980,293
4.000% due 01/01/2056 - 02/01/2056	6,911,203	6,552,245
4.500% due 01/01/2056 - 02/01/2056	3,065,300	2,990,343
5.000% due 01/01/2056 - 02/01/2056	6,475,335	6,457,142
5.500% due 01/01/2056 - 02/01/2056	14,588,929	14,780,560
6.000% due 01/01/2056 - 03/01/2056	36,178,578	37,132,151
6.500% due 01/01/2056 - 03/01/2056	29,632,133	30,809,127
7.000% due 02/01/2056	28,400	29,894

Total U.S. Government Agencies (Cost $135,056,276)		135,029,406

U.S. TREASURY OBLIGATIONS 11.7%
U.S. Treasury Bonds
4.250% due 08/15/2054	338,200	305,879
4.500% due 11/15/2054	1,910,600	1,802,681
4.625% due 05/15/2054	1,587,700	1,529,526
U.S. Treasury Inflation Protected Securities (j)
0.250% due 02/15/2050	207,980	119,882
0.625% due 02/15/2043	33,876	25,241
0.750% due 02/15/2042 (p)	268,959	209,629
0.750% due 02/15/2045	179,657	131,146
0.875% due 02/15/2047	217,706	157,157
1.000% due 02/15/2046 (p)	171,566	129,503
1.000% due 02/15/2048	250,478	183,178
1.000% due 02/15/2049 (p)	628,704	452,790
1.375% due 02/15/2044	136,409	114,338
1.500% due 02/15/2053	341,755	266,768
2.125% due 02/15/2040	76,377	75,682
2.125% due 02/15/2041	19,180	18,796
2.500% due 01/15/2029 (p)	27,187	28,070
0.125% due 04/15/2026 (p)	16,141	16,000
0.125% due 07/15/2026 (p)	681,766	677,810
0.125% due 10/15/2026 (p)	1,017,950	1,008,563
0.125% due 01/15/2031 (p)	24,516	22,859
0.125% due 07/15/2031 (p)	116,856	108,308
0.125% due 01/15/2032 (p)	100,899	92,231
0.250% due 07/15/2029 (p)	1,522,703	1,467,489
0.375% due 01/15/2027 (p)	23,605	23,315
0.500% due 01/15/2028 (p)	6,186	6,078
0.625% due 07/15/2032 (p)	1,218,931	1,143,948
0.750% due 07/15/2028 (p)	351,790	347,650
1.125% due 01/15/2033 (p)	265,839	255,166
1.375% due 07/15/2033	2,633,091	2,567,505
1.625% due 04/15/2030	1,261,072	1,267,747
1.750% due 01/15/2034 (p)	544,243	541,364
1.875% due 07/15/2034 (r)	4,163,340	4,181,522
U.S. Treasury Notes
1.500% due 08/15/2026 (r)	1,100	1,086
1.625% due 02/15/2026	420	419
2.000% due 11/15/2026 (r)	200	198

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

4.000% due 07/31/2032 (r)		3,746,703	3,766,973
4.250% due 08/15/2035 (r)		175,693	176,983
4.500% due 04/15/2027		2,225,400	2,253,131

Total U.S. Treasury Obligations (Cost $26,705,997)			25,476,611

NON-AGENCY MORTGAGE-BACKED SECURITIES 29.6%
20 Times Square Trust 3.100% due 05/15/2035 ~		100,459	92,591
ACRA Trust 5.608% due 10/25/2064 þ		13,615	13,684
Adjustable Rate Mortgage Trust
3.885% due 01/25/2036 ~		18	16
4.086% due 08/25/2036 •		4,728	1,626
4.206% due 08/25/2036 •		102	39
4.266% due 06/25/2037 •		215	269
4.346% due 03/25/2036 •		653	152
4.366% due 01/25/2036 •		1,885	1,821
4.386% due 11/25/2035 •		1,918	1,849
4.386% due 01/25/2036 •		334	319
4.403% due 11/25/2035 ~		23	18
4.531% due 02/25/2036 ~		1,167	732
4.554% due 07/25/2035 ~		129	126
4.708% due 07/25/2035 ~		145	136
4.768% due 11/25/2035 ~		1,278	896
4.796% due 08/25/2035 •		1,754	1,600
4.848% due 08/25/2036 ~		1,419	1,218
4.996% due 01/25/2035 •		3,265	2,996
5.018% due 01/25/2036 ~		3,566	2,784
5.303% due 03/25/2036 ~		9,577	2,213
5.404% due 09/25/2035 ~		289	252
5.547% due 01/25/2036 ~		458	436
5.742% due 05/25/2035 ~		1,108	1,088
6.436% due 01/25/2035 ~		169	162
6.600% due 08/25/2036 ~		3,205	289
6.819% due 07/25/2035 ~		486	467
AG Trust 5.766% due 08/15/2041 •		38,061	38,316
Alba PLC
4.070% due 12/15/2038 •	GBP	404	536
4.135% due 03/17/2039 •		2,240	2,939
American General Mortgage Loan Trust
0.000% due 09/25/2048		$105,866	93,207
0.000% due 03/25/2058		63,062	50,120
American Home Mortgage Assets Trust
4.036% due 05/25/2046 •		4,621	4,161
4.036% due 12/25/2046 •		19,431	16,986
4.056% due 10/25/2046 •		148	74
4.226% due 09/25/2046 •		13,147	12,739
4.226% due 06/25/2047 •		1,147	1,088
4.729% due 02/25/2047 •		25,439	8,726
4.949% due 11/25/2046 •		143,333	34,815
6.750% due 06/25/2037 þ		8,253	7,398
American Home Mortgage Investment Trust
4.126% due 03/25/2046 •		5,780	5,263
4.166% due 06/25/2046 •		11,161	1,901
4.206% due 12/25/2046 •		4,492	3,862
4.226% due 12/25/2046 •		1,588	1,507
4.246% due 03/25/2046 •		6,260	5,683
4.446% due 11/25/2045 •		135	97
4.697% due 10/25/2034 •		394	392
5.755% due 09/25/2035 •		26,728	9,869
5.880% due 12/25/2035 •		258	80
5.880% due 11/25/2045 •		17,646	6,874
5.908% due 09/25/2035 þ		17,754	9,652
6.000% due 06/25/2035 þ		14,173	9,934
Angel Oak Mortgage Trust
2.387% due 07/25/2066 ~		3,345	2,584
4.800% due 11/25/2067 þ		28,331	28,275
5.338% due 05/27/2069 þ		16,441	16,526
5.985% due 01/25/2069 þ		3,960	3,997
6.197% due 01/25/2069 þ		28,905	29,268
6.500% due 12/25/2067 þ		11,044	11,137
Aran Funding DAC 3.026% due 12/24/2065 •	EUR	105,225	123,652
Atlas Funding PLC 4.941% due 01/20/2061 •	GBP	4,707	6,367
ATLX Trust
3.850% due 04/25/2063 þ		$13,642	13,341
3.850% due 04/25/2064 þ		3,097	3,031
Avon Finance
4.642% due 12/28/2049 •	GBP	61,514	83,029
5.492% due 12/28/2049 •		15,118	20,447
6.242% due 12/28/2049 •		14,835	20,117
6.742% due 12/28/2049 •		8,841	11,959

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

Avon Finance No. 3 PLC
0.000% due 11/28/2050 (b)	16,523	20,346
0.000% due 11/28/2050 (a)	9,500	5
4.927% due 11/28/2050 •	299,109	404,324
5.577% due 11/28/2050 •	31,368	42,409
6.327% due 11/28/2050 •	18,535	25,116
6.827% due 11/28/2050 •	10,550	14,263
7.327% due 11/28/2050 •	11,976	16,192
7.827% due 11/28/2050 •	12,851	17,351
BAMLL 4.204% due 05/25/2056 ~	$1,269,601	1,222,616
BAMLL Commercial Mortgage Pass-Through Certificates
3.110% due 04/25/2050 «	128,871	126,001
3.110% due 08/25/2052 «	45,364	40,744
BAMLL Commercial Mortgage Securities Trust
0.792% due 07/07/2043 ~(a)	974	8
2.847% due 04/20/2042	160,580	132,689
4.185% due 08/15/2046 ~	5,000	4,524
4.915% due 09/15/2038 •	200	193
Banc of America Alternative Loan Trust
4.246% due 06/25/2046 •	1,285	1,054
5.500% due 10/25/2033	1,629	1,648
5.500% due 12/25/2035	40	37
6.000% due 07/25/2034	6,553	6,575
6.000% due 03/25/2036	996	931
6.000% due 06/25/2046	81	71
6.000% due 07/25/2046	183	156
6.000% due 12/26/2049	210	165
Banc of America Funding Corp. 4.440% due 09/25/2048 ~	9,208	8,702
Banc of America Funding Trust
2.764% due 12/20/2034 ~	94	79
2.996% due 03/20/2036 ~	366	297
3.295% due 05/26/2037 ~	27,813	21,811
3.620% due 04/20/2036 ~	263	215
3.976% due 10/25/2036 •	3,373	2,907
4.012% due 06/20/2047 ~	866	755
4.052% due 05/26/2037 •	2,910	2,607
4.146% due 03/25/2037 •	2,072	1,466
4.168% due 02/20/2047 •	1,937	1,833
4.216% due 06/25/2037 •	1,176	909
4.228% due 07/20/2036 •	3,628	3,628
4.228% due 10/20/2036 •	2,517	1,977
4.246% due 08/25/2036 •	996	833
4.268% due 06/20/2047 •	6,983	5,798
4.298% due 05/20/2035 •	3,449	3,426
4.309% due 11/20/2035 ~	1,357	1,135
4.328% due 10/20/2046 ~	217	182
4.346% due 07/25/2036 •	14	10
4.406% due 07/25/2037 •	9,802	9,439
4.408% due 05/20/2036 •	63,740	14,737
4.426% due 07/25/2037 •	6,422	6,194
4.443% due 05/20/2036 ~	1,179	1,038
4.448% due 09/20/2035 ~	5	5
4.449% due 03/20/2036 ~	25	22
4.468% due 09/20/2035 •	2,249	1,752
4.543% due 11/20/2035 ~	1,170	1,011
4.565% due 09/20/2035 ~	80	69
4.646% due 05/25/2037 •	798	735
4.654% due 09/20/2046 ~	502	454
4.661% due 05/20/2036 ~	53	47
4.666% due 04/20/2035 ~	66	62
4.703% due 11/20/2035 ~	2,453	2,072
4.766% due 03/20/2036 ~	193	171
4.787% due 01/20/2047 ~	45	39
4.898% due 04/20/2035 •	9,271	8,611
5.287% due 11/20/2035 ~	1,383	1,197
5.301% due 05/25/2035 ~	6	6
5.399% due 05/20/2034 ~	288	263
5.459% due 06/20/2035 •	338	271
5.500% due 09/25/2034	10	10
5.500% due 12/20/2034	108	108
5.500% due 04/25/2035	59	60
5.500% due 03/25/2036	31	28
5.572% due 05/20/2035 ~	1,342	1,186
5.750% due 01/25/2037	2,004	1,722
5.902% due 12/20/2036 ~	635	627
6.000% due 05/20/2033	12	12
6.000% due 02/25/2034	279	269
6.000% due 09/25/2036	2,132	1,833
6.000% due 08/25/2037	2,353	1,907
6.000% due 10/26/2037 ~	3,991	3,726
6.045% due 07/20/2036 ~	577	581
6.388% due 04/25/2037 þ	173	149
6.738% due 10/20/2035 ~	530	511

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

Banc of America Mortgage Trust
2.623% due 07/25/2035 ~		529	403
3.168% due 08/25/2035 ~		579	537
3.195% due 12/25/2032 ~		131	112
3.497% due 06/25/2035 ~		311	225
3.973% due 02/25/2035 ~		271	234
4.517% due 10/25/2035 ~		1,765	1,661
4.701% due 01/25/2036 ~		447	393
4.832% due 02/25/2036 ~		1,559	1,433
4.951% due 11/20/2046 ~		10	9
5.063% due 12/25/2035 ~		1,161	1,067
5.066% due 09/25/2035 ~		177	159
5.103% due 02/25/2035 ~		61	60
5.105% due 11/25/2035 ~		934	852
5.149% due 05/25/2035 ~		657	557
5.230% due 08/25/2035 ~		994	949
5.316% due 06/25/2035 ~		51	47
5.372% due 05/25/2035 ~		1,428	1,274
5.459% due 09/25/2035 ~		1,346	1,178
5.500% due 03/25/2035		1,420	1,307
5.500% due 09/25/2035		943	825
5.563% due 01/25/2036 ~		1,014	926
5.597% due 07/25/2035 ~		383	366
5.692% due 03/25/2033 ~		59	56
5.822% due 07/25/2034 ~		154	149
5.870% due 01/25/2035 ~		3,525	3,397
5.876% due 04/25/2035 ~		74	74
6.000% due 09/25/2037		66	55
6.000% due 07/25/2046 •		1,492	1,328
6.002% due 12/25/2033 ~		17	17
6.372% due 12/25/2033 ~		146	146
6.403% due 01/25/2034 ~		369	368
6.449% due 05/25/2034 ~		194	186
6.620% due 11/25/2035 ~		57	54
6.623% due 11/25/2033 ~		25	24
6.664% due 09/25/2033 ~		657	633
6.870% due 06/25/2034 ~		67	66
6.940% due 02/25/2035 ~		81	79
6.996% due 04/25/2033 ~		129	121
Banc of America Re-REMICS Trust
4.419% due 11/15/2046		380,986	378,468
4.419% due 08/15/2053		160,044	144,141
Bank 0.306% due 02/15/2061 ~(a)		215,517	1,507
Bank of America Mortgage Trust 5.750% due 07/20/2032 ~		13	13
Barclays Mortgage Loan Trust
0.000% due 07/25/2053 ~		164,710	166,017
0.000% due 03/25/2064 ~		3	3
0.000% due 09/25/2065 ~		233,518	243,348
7.385% due 03/25/2064 ~		139,445	143,385
Barrow Funding PLC
0.000% due 11/16/2062	GBP	34,588	36,587
4.857% due 11/16/2062 •		380,484	513,222
5.757% due 11/16/2062 •		42,391	57,670
6.257% due 11/16/2062 •		21,161	28,733
7.057% due 11/16/2062 •		14,131	19,223
8.357% due 11/16/2062 •		7,101	9,669
9.857% due 11/16/2062 •		7,030	9,570
Bayview Commercial Asset Trust 4.489% due 01/25/2037 •		$23	22
BBCCRE Trust 3.966% due 08/10/2033		5,500	5,132
BCAP LLC Trust
0.000% due 12/27/2049 ~		83	25
1.008% due 11/26/2036 •		4,802	1,415
3.870% due 11/27/2047 ~		19,515	15,354
3.878% due 08/26/2036 ~		8,341	7,555
3.927% due 06/26/2037 ~		4,680	4,182
3.927% due 06/27/2037 ~		3,967	3,514
3.930% due 06/26/2037 ~		706	619
3.997% due 09/27/2037 •		2,455	2,327
4.058% due 06/25/2047 ~		1,160	976
4.186% due 01/25/2037 •		237	224
4.203% due 05/26/2047 ~		3,048	2,540
4.206% due 10/26/2035 ~		2,228	2,248
4.206% due 03/25/2037 •		2,185	2,009
4.226% due 10/25/2036 •		953	1,002
4.259% due 07/26/2036 ~		7,877	3,254
4.286% due 05/25/2047 •		2,451	2,279
4.429% due 03/26/2035 ~		372	359
4.429% due 10/26/2035 ~		1,405	985
4.463% due 12/20/2035 ~		9,276	3,948
4.474% due 07/26/2036 ~		145	121
4.539% due 05/27/2037 ~		4,201	3,781
4.566% due 02/26/2036 ~		1,035	978

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

4.709% due 05/26/2037 •	6,848	4,775
4.727% due 05/26/2037 •	2,005	1,932
4.970% due 11/26/2035 ~	116	112
5.250% due 02/26/2036 ~	654	247
5.250% due 04/26/2037	1,275	702
5.563% due 01/26/2036 ~	772	626
5.750% due 04/25/2037	4,828	1,994
5.798% due 02/26/2036 ~	9	9
6.000% due 07/26/2036 ~	7,016	3,610
6.000% due 08/26/2037 ~	5,713	5,336
6.246% due 10/25/2047 •	3,854	2,913
6.250% due 12/26/2036 ~	4,281	3,846
8.305% due 04/26/2037 ~	4,480	2,014
BCP Trust 4.664% due 06/15/2038 •	2,300	2,052
Bear Stearns ALT-A Trust
3.176% due 04/25/2035 ~	243	201
3.250% due 02/25/2034 ~	30	29
3.798% due 04/25/2035 ~	248	226
4.039% due 03/25/2036 ~	4,954	4,048
4.084% due 08/25/2036 ~	10,852	7,165
4.092% due 11/25/2035 ~	4,815	2,556
4.139% due 11/25/2036 ~	1,981	838
4.159% due 08/25/2036 ~	2,652	1,185
4.166% due 02/25/2034 •	29	28
4.166% due 08/25/2036 •	7,768	7,027
4.166% due 11/25/2036 •	3,675	3,388
4.166% due 06/25/2046 •	5,891	5,454
4.186% due 12/25/2046 •	2,125	1,955
4.195% due 05/25/2036 ~	8,637	6,190
4.246% due 04/25/2035 ~	202	197
4.282% due 09/25/2035 ~	806	329
4.286% due 04/25/2036 •	2,578	2,352
4.326% due 02/25/2036 •	1,161	1,114
4.397% due 11/25/2036 ~	4,005	2,202
4.418% due 05/25/2036 ~	8,067	3,537
4.455% due 02/25/2036 ~	974	683
4.486% due 04/25/2034 •	31	31
4.591% due 02/25/2036 ~	5,688	4,730
4.635% due 09/25/2035 ~	3,750	1,609
4.648% due 06/25/2034 ~	229	219
4.668% due 11/25/2035 ~	6,574	4,995
4.701% due 06/25/2034 •	716	772
4.714% due 05/25/2036 ~	5,557	2,627
4.718% due 07/25/2035 ~	6,650	4,029
4.727% due 01/25/2047 ~	1,484	714
4.776% due 11/25/2034 •	4,124	3,550
4.791% due 09/25/2035 ~	3,064	1,636
4.812% due 02/25/2034 ~	30	29
4.821% due 07/25/2035 •	1,533	1,537
4.931% due 05/25/2035 ~	175	171
4.971% due 01/25/2035 •	3,752	3,614
5.073% due 02/25/2036 ~	516	484
5.075% due 07/25/2035 ~	15,302	8,910
5.084% due 01/25/2036 ~	8,309	7,906
5.096% due 01/25/2036 ~	1,983	1,888
5.162% due 01/25/2035 ~	206	188
5.167% due 05/25/2035 ~	508	493
5.188% due 05/25/2036 ~	10	6
5.190% due 10/25/2035 ~	8,692	7,158
5.229% due 01/25/2035 ~	42	40
5.235% due 01/25/2034 ~	83	81
5.406% due 05/25/2035 ~	81	78
5.449% due 04/25/2035 ~	72	69
5.496% due 09/25/2034 •	5,101	5,109
5.532% due 09/25/2035 ~	3,358	2,582
5.571% due 07/25/2034 •	1,414	1,722
5.785% due 08/25/2034 ~	420	411
6.040% due 12/25/2033 ~	154	151
6.300% due 09/25/2034 ~	19	19
6.625% due 09/25/2034 ~	67	66
6.696% due 07/25/2034 •	3,609	3,478
Bear Stearns ALT-A Trust II 4.192% due 09/25/2047 ~	17,413	8,159
Bear Stearns ARM Trust
3.833% due 07/25/2036 ~	1,418	1,235
3.843% due 11/25/2034 ~	632	577
4.050% due 09/25/2034 ~	495	451
4.064% due 08/25/2047 ~	672	590
4.203% due 05/25/2047 ~	1,729	1,557
4.244% due 06/25/2047 ~	4,299	3,858
4.422% due 02/25/2036 ~	240	221
4.475% due 04/25/2034 ~	352	325
4.486% due 08/25/2047 ~	2,794	2,452
4.539% due 07/25/2034 ~	70	66
4.575% due 02/25/2047 ~	1,632	1,465

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

4.594% due 02/25/2036 ~		4	4
4.745% due 07/25/2033 ~		47	44
4.750% due 02/25/2034 ~		114	108
4.753% due 02/25/2047 ~		2,362	2,114
4.783% due 03/25/2035 ~		322	297
4.786% due 02/25/2035 ~		355	350
4.852% due 08/25/2035 ~		654	568
4.885% due 01/25/2035 ~		246	238
4.901% due 04/25/2034 ~		199	193
4.905% due 08/25/2035 ~		127	119
5.031% due 01/25/2035 ~		61	59
5.329% due 02/25/2036 ~		972	893
5.702% due 05/25/2037 ~		2,649	2,329
5.761% due 10/25/2033 ~		70	64
5.950% due 02/25/2036 •		24	24
5.970% due 08/25/2035 •		3,165	2,115
5.976% due 11/25/2034 ~		8	8
6.003% due 08/25/2035 ~		535	533
6.232% due 11/25/2034 ~		148	141
6.273% due 12/25/2046 •		3,837	3,283
6.298% due 12/25/2046 •		1,321	1,187
6.329% due 02/25/2036 ~		31	30
6.371% due 01/25/2035 ~		13	13
6.420% due 10/25/2035 •		756	733
6.596% due 02/25/2036 ~		885	791
6.811% due 05/25/2034 ~		9	9
7.250% due 07/25/2034 ~		16	16
Bear Stearns Mortgage Funding Trust
4.006% due 12/25/2046 •		2,472	2,217
4.056% due 06/25/2037 •		33,302	31,716
4.186% due 03/25/2037 •		37,982	35,015
4.206% due 06/25/2037 •		6,295	5,979
4.246% due 11/25/2036 •		11,656	10,943
4.246% due 02/25/2037 •		7,059	6,690
4.246% due 09/25/2046 •		13,237	11,741
4.266% due 12/25/2036 •		3,387	3,357
4.286% due 08/25/2036 •		6,765	6,489
Bear Stearns Structured Products, Inc. Trust
3.944% due 12/26/2046 ~		86	69
5.000% due 01/26/2036 ~		3,408	2,408
7.000% due 07/25/2037 ~		29,892	9,594
Bella Vista Mortgage Trust
4.346% due 05/20/2045 •		89	57
4.448% due 01/22/2045 •		337	324
Benchmark Mortgage Trust
0.567% due 07/15/2053 ~(a)		68,256	1,516
1.414% due 12/17/2053 ~(a)		208,159	11,185
1.731% due 07/15/2053 ~(a)		84,210	4,143
BINOM Securitization Trust 4.441% due 08/25/2057 ~		82,558	81,009
Bletchley Park Funding PLC 4.600% due 07/27/2070 •	GBP	15,246	20,596
BSREP Commercial Mortgage Trust 4.815% due 08/15/2038 •		$5,581	5,297
BWAY Mortgage Trust 5.115% due 09/15/2036 •		3,000	2,931
BX Commercial Mortgage Trust 4.763% due 02/15/2039 •		5,182	5,177
BX Trust
4.665% due 02/15/2036 •		12,386	12,384
5.241% due 04/15/2037 •		2,262	2,266
BXP Trust 3.379% due 06/13/2039		28,700	28,191
CALI Mortgage Trust 3.957% due 03/10/2039		9,000	8,709
Canada Square Funding PLC 5.438% (SONIA3M IR + 0.950%) due 06/17/2058 ~	GBP	639	863
Cascade Funding Mortgage Trust
3.000% due 03/25/2035 ~		$33,284	32,724
4.000% due 10/25/2054 ~		55,197	54,185
Cendant Mortgage Capital LLC CDMC Mortgage Pass-Through Certificates 5.187% due 07/25/2033 •		34	33
CFCRE Commercial Mortgage Trust 1.057% due 11/10/2049 ~(a)		138,807	508
Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~		73,400	66,497
3.250% due 09/25/2063 ~		72,180	65,234
3.250% due 03/25/2064 ~		44,786	40,173
3.250% due 08/25/2064 ~		34,069	30,447
3.250% due 09/25/2064 ~		43,172	38,645
3.375% due 12/25/2064 ~		13,356	11,976
3.375% due 04/25/2065 ~		31,913	28,907
3.500% due 06/25/2062 ~		35,603	32,979
5.124% due 09/25/2055 •		36,974	36,931
Chase Mortgage Finance Trust
4.176% due 03/25/2037 ~		2,430	2,266

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

4.246% due 05/25/2036 •		8	2
4.380% due 12/25/2035 ~		26	24
4.391% due 01/25/2036 ~		204	184
4.461% due 09/25/2036 ~		6	5
4.746% due 12/25/2037 ~		230	201
5.500% due 11/25/2035		543	383
6.000% due 10/25/2036		448	161
6.000% due 11/25/2036		2,032	838
6.000% due 12/25/2036		1,004	396
6.000% due 02/25/2037		1,503	576
6.000% due 03/25/2037		687	359
6.000% due 05/25/2037		11,186	4,569
6.000% due 06/25/2037		4,760	1,799
6.000% due 07/25/2037		692	294
6.159% due 06/25/2035 ~		1	1
6.182% due 06/25/2035 ~		13	13
6.250% due 10/25/2036		4,087	1,472
6.915% due 02/25/2037 ~		10	10
ChaseFlex Trust
4.082% due 09/25/2036 ~		2,997	2,641
4.406% due 05/25/2037 •		8,603	8,310
4.446% due 07/25/2037 •		8,059	7,176
6.300% due 06/25/2036 ~		8,103	7,211
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates
4.260% due 08/25/2037 þ		3,555	3,045
4.260% due 08/25/2037 •		5,300	4,495
4.526% due 08/25/2037 •		3,386	3,081
Chester A PLC
0.000% due 03/17/2046	GBP	116,570	152,779
1.000% due 05/20/2046		9	45,790
5.176% due 03/17/2046 •		102,498	138,474
6.026% due 03/17/2046 •		125,536	169,665
6.926% due 03/17/2046 •		116,569	157,672
7.776% due 03/17/2046 •		71,735	97,088
8.276% due 03/17/2046 •		35,868	48,519
Chevy Chase Funding LLC Mortgage-Backed Certificates
3.996% due 01/25/2036 •		$1,303	1,264
4.026% due 05/25/2036 •		74	72
4.026% due 08/25/2047 •		2,838	2,513
4.076% due 05/25/2036 •		145	140
4.126% due 01/25/2035 •		56	56
4.146% due 08/25/2035 •		166	163
CHL Mortgage Pass-Through Trust
3.258% due 02/25/2035 ~		3,902	3,238
3.357% due 04/20/2036 ~		188	163
3.429% due 03/25/2035 ~		161	127
3.647% due 04/25/2035 ~		350	247
3.795% due 05/25/2047 ~		952	823
3.821% due 02/25/2034 ~		134	129
3.857% due 07/19/2033 ~		300	291
3.953% due 09/25/2037 ~		451	410
3.999% due 09/20/2035 ~		2,896	2,696
4.027% due 05/20/2036 ~		11,320	10,566
4.065% due 04/25/2047 ~		1,594	1,620
4.103% due 09/20/2036 ~		541	481
4.116% due 04/25/2035 •		878	842
4.146% due 04/25/2037 •		3,639	1,085
4.166% due 03/25/2037 ~		90	78
4.196% due 11/25/2035 •		3,484	994
4.196% due 05/25/2037 •		2,546	894
4.196% due 08/25/2037 •		3,698	1,094
4.230% due 05/20/2036 ~		1,620	1,437
4.246% due 10/25/2035 •		1,064	446
4.246% due 04/25/2046 •		230	212
4.284% due 02/25/2047 ~		6,227	5,705
4.306% due 05/25/2035 •		167	149
4.326% due 03/25/2036 •		4,487	4,265
4.340% due 11/25/2037 ~		12,164	11,441
4.346% due 05/25/2036 •		1,840	515
4.357% due 11/25/2037 ~		9,154	8,260
4.368% due 05/20/2036 ~		985	894
4.377% due 05/19/2033 ~		98	91
4.386% due 03/25/2035 •		169	161
4.396% due 05/25/2033 •		19	17
4.426% due 04/25/2035 •		2,542	2,456
4.439% due 11/20/2035 ~		378	353
4.446% due 03/25/2035 •		1,129	593
4.446% due 05/25/2035 •		9,266	8,309
4.447% due 11/25/2037 ~		12,239	11,391
4.486% due 03/25/2035 •		9,486	8,563
4.506% due 02/25/2035 •		220	208
4.513% due 05/20/2036 ~		1,858	1,775
4.518% due 02/20/2036 ~		2,334	2,095
4.526% due 02/25/2035 •		503	474
4.530% due 09/25/2047 ~		653	586
4.537% due 06/20/2036 ~		3,558	3,137

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

4.546% due 03/25/2035 •	1,829	883
4.546% due 02/25/2036 •	1	0
4.568% due 10/20/2035 ~	606	597
4.586% due 02/25/2035 •	4,356	4,116
4.589% due 08/20/2035 ~	2,882	2,724
4.589% due 04/25/2037 ~	1,140	1,065
4.606% due 09/25/2034 •	37	36
4.613% due 04/20/2036 ~	781	718
4.624% due 10/20/2034 ~	486	443
4.659% due 11/20/2035 ~	11,841	10,352
4.773% due 11/20/2034 ~	993	952
4.821% due 03/20/2036 ~	2,842	2,652
4.860% due 01/25/2036 ~	1,676	1,594
4.929% due 09/25/2034 ~	13	12
4.953% due 07/25/2034 ~	46	44
5.040% due 11/20/2035 ~	535	440
5.050% due 09/20/2035 ~	5,084	4,894
5.084% due 03/25/2035 ~	49	46
5.087% due 02/20/2035 ~	58	58
5.109% due 05/20/2034 ~	25	24
5.187% due 09/25/2034 ~	80	79
5.209% due 09/20/2034 ~	52	50
5.230% due 05/20/2035 ~	1,199	1,169
5.250% due 12/25/2027	352	205
5.250% due 07/25/2034	100	100
5.276% due 11/20/2034 ~	850	820
5.421% due 12/19/2033 ~	4	4
5.500% due 04/25/2035	10	9
5.500% due 05/25/2035	1,545	1,285
5.500% due 08/25/2035	3,467	1,781
5.500% due 09/25/2035	1,826	1,099
5.500% due 10/25/2035	3,598	1,817
5.500% due 11/25/2035	212	106
5.500% due 12/25/2035	31	16
5.500% due 01/25/2036	618	365
5.593% due 06/25/2047 ~	2,129	2,098
5.750% due 08/25/2034	114	112
5.750% due 02/25/2036	413	176
5.750% due 02/25/2037	186	77
5.750% due 03/25/2037	1,945	810
5.750% due 05/25/2037	5,384	2,506
5.750% due 07/25/2037	1,725	771
5.850% due 05/25/2036	2,089	771
6.000% due 12/25/2035	11	6
6.000% due 04/25/2036	1,444	702
6.000% due 02/25/2037	5,661	2,262
6.000% due 03/25/2037	3,423	1,466
6.000% due 04/25/2037	260	117
6.000% due 05/25/2037	2,893	1,163
6.000% due 07/25/2037	6,288	2,564
6.000% due 08/25/2037	5,124	2,155
6.000% due 09/25/2037	1,881	898
6.000% due 10/25/2037	4,267	2,917
6.000% due 01/25/2038	7,989	3,266
6.007% due 02/20/2036 •	1,978	1,834
6.148% due 02/20/2036 •	460	434
6.177% due 10/25/2033 ~	13	13
6.224% due 02/20/2036 •	485	432
6.241% due 02/25/2034 ~	76	73
6.250% due 09/25/2036	2,031	781
6.250% due 10/25/2036	94	40
6.305% due 05/25/2034 ~	34	34
6.449% due 02/20/2036 •	3,054	2,886
6.500% due 11/25/2036	7,574	1,961
6.500% due 05/25/2037	199	87
6.500% due 10/25/2037	14,591	5,429
6.500% due 11/25/2037	3,315	1,100
6.500% due 12/25/2037	20,729	7,499
6.500% due 11/25/2047	12,577	5,989
6.529% due 12/25/2033 ~	26	26
6.589% due 10/20/2034 ~	827	824
6.741% due 02/25/2034 ~	1	1
6.959% due 06/25/2034 ~	312	317
CHL Reperforming Loan Trust REMICS
4.246% due 11/25/2034 •	2,385	2,312
4.246% due 09/25/2035 •	383	320
5.709% due 01/25/2034	12,123	11,599
CIM Trust
3.250% due 10/25/2058 ~	57,036	52,649
3.279% due 07/25/2058 ~	15,069	13,751
3.281% due 10/25/2059 ~	17,191	12,915
4.064% due 12/25/2061 ~	19,311	15,008
4.520% due 12/25/2059 ~	10,152	9,830
4.750% due 06/25/2064 ~	20,962	20,872
5.000% due 05/25/2062 ~	16,811	16,813
5.000% due 02/25/2099 þ	20,781	20,730

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

5.031% due 09/25/2059 ~	7,242	7,154
5.176% due 06/25/2064 ~	77,946	73,361
5.479% due 07/25/2061 ~	5,661	5,511
6.639% due 12/25/2067 þ	19,371	19,467
Citicorp Mortgage Securities Trust
5.750% due 06/25/2036	74	67
6.000% due 08/25/2036	1,984	1,837
Citicorp Mortgage Securities, Inc. 4.296% due 02/25/2035 •	234	219
Citigroup Commercial Mortgage Trust 1.311% due 10/10/2049 ~(a)	243,932	678
Citigroup Mortgage Loan Trust
0.000% due 11/25/2064 ~	416,253	346,784
3.375% due 10/25/2062 þ	83,416	78,830
Citigroup Mortgage Loan Trust, Inc.
0.000% due 09/25/2037 ~	809	84
0.000% due 03/25/2052 ~	357,007	308,695
0.000% due 01/01/2054 ~	221,997	231,615
0.000% due 10/25/2054 ~	67,287	71,173
0.000% due 09/25/2060 ~	109,387	82,874
0.000% due 09/25/2060 ~(a)	629,506	24,036
0.000% due 10/25/2060 ~	60,280	36,997
0.000% due 10/25/2060 ~(a)	803,717	37,532
0.000% due 05/01/2061 ~	37,156	21,328
0.000% due 05/01/2061 ~(a)	885,777	30,055
0.000% due 08/01/2061 ~	22,785	16,337
0.000% due 08/01/2061 ~(a)	950,825	89,497
0.000% due 12/25/2061 ~	368,282	300,403
0.000% due 02/01/2062 ~	678,681	558,612
0.000% due 03/01/2062 ~	710,987	599,040
0.000% due 07/25/2062 ~	1,056,981	867,184
0.000% due 10/25/2062 ~	371,992	336,335
0.000% due 02/25/2063 ~	907,412	749,426
0.000% due 10/25/2063 ~	318,777	235,744
0.000% due 09/25/2064 ~	497,342	424,205
0.000% due 02/25/2065 ~	371,057	327,710
0.000% due 03/01/2065 ~	27,786	14,742
0.000% due 03/01/2065 ~(a)	1,678,423	52,045
0.000% due 09/25/2068 ~	414,650	340,696
0.000% due 03/01/2070 ~	19,056	14,950
0.000% due 03/01/2070 ~(a)	226,627	16,598
0.000% due 09/25/2076 ~	246,928	205,890
0.000% due 01/25/2082 (a)	295	287
0.010% due 10/01/2075 «(c)	2,939	2,951
0.110% due 10/25/2060 ~(a)	706,543	3,856
0.150% due 09/25/2060 ~(a)	568,613	2,479
0.150% due 05/01/2061 ~(a)	791,321	6,159
0.150% due 03/01/2070 ~(a)	209,749	925
0.151% due 03/01/2065 ~(a)	1,271,366	9,262
0.170% due 08/01/2061 ~(a)	860,426	2,340
1.744% due 03/01/2065 ~	1,419,291	1,226,002
1.957% due 10/25/2060 ~	600,401	544,746
2.115% due 09/25/2060 ~	400,664	371,349
2.142% due 08/01/2061 ~	725,840	665,229
2.186% due 03/01/2070 ~	157,330	148,944
2.220% due 05/01/2061 ~	697,709	621,652
2.803% due 10/25/2035 ~	1,386	620
3.125% due 05/01/2061 ~	44,369	33,667
3.224% due 03/01/2065 ~	103,877	74,983
3.250% due 08/01/2061 ~	48,403	40,706
3.424% due 05/25/2047 ~	12,102	9,723
3.500% due 05/01/2061 ~	30,998	23,515
3.750% due 08/01/2061 ~	35,744	30,650
3.758% due 05/01/2061 ~	23,096	17,120
3.822% due 10/25/2060 ~	66,433	55,529
3.916% due 01/25/2037 •	111	100
3.948% due 03/25/2037 ~	5,238	3,800
3.976% due 06/25/2036 •	314	302
3.985% due 09/25/2060 ~	66,282	57,915
4.000% due 01/25/2066 ~	7,535	6,735
4.058% due 09/25/2037 ~	205	205
4.093% due 10/25/2046 ~	1,025	911
4.145% due 01/25/2082 ~	201,327	176,087
4.159% due 12/25/2035 ~	176	108
4.166% due 09/25/2036 •	1,580	1,512
4.176% due 12/25/2034 •	229	221
4.196% due 11/25/2036 •	2,338	1,870
4.239% due 08/01/2061 ~	28,297	24,561
4.346% due 09/25/2036 •	245	234
4.349% due 08/25/2036 •	27,561	10,976
4.350% due 12/25/2035 ~	4,058	3,674
4.407% due 09/25/2064 ~	78,929	67,761
4.457% due 09/25/2037 ~	3,333	3,024
4.476% due 03/01/2070 ~	21,753	20,613
4.494% due 05/20/2047 •	5,698	5,094
4.701% due 11/25/2036 ~	1,082	932

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

4.711% due 06/25/2036 ~	375	363
4.737% due 08/25/2035 •	1,290	1,281
4.765% due 03/25/2037 ~	782	722
4.796% due 09/25/2037 •	1,412	1,305
4.923% due 04/25/2035 ~	690	662
5.021% due 03/25/2035 ~	6,329	6,186
5.118% due 11/25/2036 ~	2,798	1,825
5.189% due 10/25/2035 ~	12	9
5.250% due 03/25/2037	1,567	1,198
5.250% due 10/01/2075 «(c)	1,024,502	1,002,966
5.356% due 03/25/2036 •	812	787
5.356% due 11/25/2036 ~	2,234	1,981
5.367% due 03/25/2036 ~	487	477
5.395% due 08/25/2035 ~	114	109
5.417% due 03/25/2037 ~	432	391
5.462% due 05/25/2035 ~	405	388
5.500% due 11/25/2035	648	658
5.645% due 06/25/2036 ~	1,398	1,323
5.750% due 04/25/2047	3,641	1,914
6.000% due 05/25/2035	1,300	1,328
6.000% due 05/25/2037	1,990	1,650
6.000% due 08/25/2037 ~	10,860	4,448
6.050% due 03/25/2036 •	77	78
6.123% due 08/25/2035 ~	10	10
6.250% due 11/25/2037 ~	1,953	750
6.490% due 05/25/2035 •	4	4
6.500% due 10/25/2036 ~	5,342	2,638
6.746% due 03/25/2034 ~	146	136
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 3.896% due 09/25/2035 ~	202	146
CitiMortgage Alternative Loan Trust
1.604% due 02/25/2037 •(a)	1,207	106
4.396% due 01/25/2037 •	6,386	5,315
5.750% due 12/25/2036	200	179
5.750% due 03/25/2037	329	291
5.750% due 04/25/2037	2,699	2,406
6.000% due 07/25/2036	180	159
6.000% due 09/25/2036	3,033	2,832
6.000% due 11/25/2036	4,721	4,505
6.000% due 05/25/2037	6,298	5,804
6.000% due 06/25/2037	2,372	2,187
6.000% due 10/25/2037	1,311	1,224
CLNY Trust
5.278% due 11/15/2038 •	1,116	1,101
5.825% due 11/15/2038 •	15,102	14,551
CNL Commercial Mortgage Loan Trust 4.365% due 05/15/2031 •	72	70
COLT Mortgage Loan Trust
5.903% due 12/25/2068 þ	11,531	11,619
6.393% due 06/25/2069 þ	22,717	23,033
6.421% due 05/25/2069 þ	5,296	5,377
COLT Trust 1.665% due 09/25/2061 ~	20,672	19,176
COMM Mortgage Trust
0.000% due 04/10/2047 ~(a)	6,044	0
0.745% due 08/10/2047 ~(a)	24,042	81
1.290% due 10/10/2049 ~(a)	183,731	360
2.819% due 01/10/2039	2,200	2,125
3.140% due 10/10/2036	13,000	12,430
4.228% due 05/10/2051	1,400	1,380
Countrywide Alternative Loan Trust
1.104% due 11/25/2035 •(a)	2,419	184
1.254% due 11/25/2035 •(a)	2,068	156
1.404% due 08/25/2036 •(a)	7,289	680
3.116% due 06/25/2046 ~	3,144	2,925
3.184% due 06/25/2037 ~	71	59
3.477% due 05/25/2035 ~	1,719	1,368
4.028% due 02/20/2047 •	13,253	10,886
4.038% due 03/20/2047 •	13,466	11,867
4.043% due 12/20/2046 •	25,720	23,144
4.056% due 04/25/2047 •	9,769	8,754
4.058% due 02/20/2047 •	4,318	3,571
4.086% due 06/25/2036 •	5,971	5,765
4.116% due 04/25/2047 •	9,771	8,768
4.126% due 06/25/2037 •	12,013	11,113
4.128% due 08/25/2036 ~	255	239
4.136% due 06/25/2047 •	8,935	7,483
4.146% due 06/25/2035 •	2,889	1,816
4.146% due 07/25/2035 •	1,961	1,204
4.146% due 08/25/2035 •	863	535
4.146% due 05/25/2037 •	3,388	1,351
4.166% due 06/25/2036 •	8,352	7,396
4.166% due 11/25/2036 •	6,570	6,623
4.166% due 01/25/2037 •	16,159	14,609
4.166% due 05/25/2037 •	3,388	1,356
4.166% due 07/25/2046 •	3,251	3,268

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

4.166% due 09/25/2047 •	11,655	10,960
4.176% due 05/25/2037 •	6,254	2,509
4.196% due 06/25/2035 •	2,642	1,820
4.196% due 07/25/2036 •	13,252	4,872
4.196% due 11/25/2036 •	3,902	1,650
4.196% due 03/01/2038 •	3,894	2,831
4.206% due 11/25/2036 •	1,636	2,279
4.206% due 05/25/2047 •	4,306	4,010
4.216% due 02/25/2037 •	302	82
4.226% due 08/25/2046 •	9,356	8,363
4.226% due 09/25/2046 •	13,956	13,725
4.226% due 10/25/2046 •	1,820	1,728
4.246% due 03/25/2035 •	1,272	1,208
4.246% due 02/25/2036 •	1,061	926
4.246% due 06/25/2036 •	60	24
4.246% due 12/25/2036 •	326	66
4.246% due 08/25/2037 •	1,884	1,180
4.248% due 07/20/2046 •	3,613	3,170
4.266% due 05/25/2035 •	2,072	2,019
4.266% due 07/25/2046 •	9,951	9,206
4.268% due 03/20/2046 •	3,176	3,013
4.268% due 05/20/2046 •	15,859	14,484
4.268% due 09/20/2046 •	6,787	6,609
4.286% due 05/25/2035 •	1,163	1,113
4.286% due 09/25/2047 •	10,091	9,665
4.325% due 06/25/2037 ~	1,285	1,255
4.326% due 01/25/2037 •	23,408	20,539
4.337% due 09/25/2034 •	97	90
4.346% due 04/25/2034 •	488	471
4.346% due 05/25/2035 •	7,873	5,834
4.346% due 12/25/2035 •	23,536	14,518
4.346% due 04/25/2036 •	6,045	2,177
4.366% due 07/25/2035 •	1,191	1,096
4.366% due 08/25/2035 •	4,516	4,456
4.386% due 02/25/2036 •	1,787	1,559
4.386% due 07/25/2036 •	1,447	1,341
4.386% due 08/25/2047 •	41,384	36,906
4.396% due 11/25/2035 •	2,419	1,151
4.406% due 08/25/2035 •	2,983	2,900
4.406% due 12/25/2035 •	254	242
4.406% due 02/25/2037 •	8,410	7,058
4.406% due 10/25/2046 •	1,842	1,761
4.406% due 08/25/2047 •	1,507	1,288
4.426% due 02/25/2036 •	4,983	4,697
4.426% due 05/25/2036 •	3,078	2,709
4.446% due 12/25/2035 •	16,602	12,826
4.466% due 08/25/2035 •	474	446
4.466% due 11/25/2035 •	3,023	2,836
4.488% due 11/20/2035 •	4,049	3,696
4.506% due 09/25/2035 •	584	429
4.506% due 10/25/2035 •	1,207	808
4.508% due 11/20/2035 •	22,475	22,055
4.546% due 09/25/2035 •	6,761	6,170
4.546% due 12/25/2035 •	9,775	9,253
4.578% due 10/25/2034 •	2,734	2,728
4.596% due 01/25/2036 •	3,143	1,878
4.646% due 08/25/2035 •	971	497
4.646% due 01/25/2036 •	1,151	1,071
4.654% due 03/25/2047 •	2,251	1,804
4.671% due 11/25/2035 ~	148	139
4.694% due 12/25/2035 ~	54	52
4.735% due 02/25/2037 ~	416	374
4.765% due 12/25/2035 ~	32	32
4.846% due 08/25/2035 •	3,330	1,744
4.850% due 08/25/2034 ~	1,341	1,275
4.879% due 11/25/2046 •	525	483
4.938% due 03/25/2047 ~	4,696	4,450
4.969% due 06/25/2046 •	1,744	1,656
5.000% due 08/25/2035	2,272	1,495
5.029% due 12/25/2035 •	5,805	5,164
5.123% due 09/25/2034 ~	986	939
5.306% due 11/25/2035 •	5,956	5,647
5.339% due 07/20/2035 •	837	790
5.379% due 08/25/2035 •	1,437	1,255
5.384% due 12/25/2034 ~	3,249	3,263
5.386% due 11/25/2035 •	2,464	2,288
5.429% due 08/25/2035 •	83	80
5.496% due 08/25/2034 •	1,893	1,876
5.496% due 10/25/2034 •	1,936	1,928
5.500% due 01/25/2035	11,326	11,400
5.500% due 02/25/2035	229	225
5.500% due 03/25/2035	13,101	11,667
5.500% due 05/25/2035	9,011	7,171
5.500% due 06/25/2035	1,841	1,139
5.500% due 07/25/2035	2,137	1,725
5.500% due 08/25/2035	2,538	2,172

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

5.500% due 09/25/2035	18,819	13,162
5.500% due 10/25/2035	2,053	1,154
5.500% due 11/25/2035	9,133	5,780
5.500% due 12/25/2035	7,521	3,595
5.500% due 01/25/2036	4,084	2,964
5.500% due 02/25/2036	25,962	15,572
5.589% due 08/25/2035 •	2,437	2,274
5.674% due 06/25/2035 •	171	159
5.750% due 05/25/2036	249	91
5.750% due 08/25/2036	3,379	1,630
5.750% due 03/25/2037	3,329	1,672
5.750% due 06/25/2037	2,856	1,207
5.750% due 07/25/2037	764	427
5.750% due 04/25/2047	1,923	974
5.765% due 11/25/2035 þ	3,024	1,346
6.000% due 11/25/2034	5,608	5,832
6.000% due 02/25/2035	15,446	12,020
6.000% due 02/25/2036	26,671	14,030
6.000% due 03/25/2036	8,779	3,904
6.000% due 04/25/2036	12,416	5,708
6.000% due 05/25/2036	14,874	7,277
6.000% due 06/25/2036	7,059	3,726
6.000% due 07/25/2036	7,016	3,625
6.000% due 08/25/2036	3,567	1,980
6.000% due 11/25/2036	3,838	1,931
6.000% due 01/25/2037	760	624
6.000% due 02/25/2037	3,284	1,140
6.000% due 03/25/2037	3,544	1,225
6.000% due 04/25/2037	7,405	3,168
6.000% due 05/25/2037	13,997	5,726
6.000% due 06/25/2037	479	211
6.000% due 08/25/2037 •	5,088	2,345
6.000% due 01/25/2047	5,709	3,054
6.074% due 11/25/2035 þ	1,569	698
6.079% due 10/20/2035 •	12,107	8,711
6.099% due 10/20/2035 •	3,166	2,908
6.250% due 10/25/2036	4,569	2,178
6.250% due 11/25/2036	4,364	1,997
6.250% due 12/25/2036	2,949	1,180
6.250% due 11/25/2046	1,989	872
6.500% due 05/25/2036	2,518	1,124
6.500% due 06/25/2036	823	369
6.500% due 08/25/2036	2,448	695
6.500% due 09/25/2036	6,710	3,233
6.500% due 12/25/2036	2,377	988
6.500% due 08/25/2037	9,608	4,013
6.500% due 09/25/2037	17,745	6,215
6.500% due 11/25/2037	7,767	3,348
7.000% due 08/25/2034	156	166
7.000% due 09/25/2036	24,306	4,756
7.250% due 08/25/2032	24	24
7.500% due 12/25/2034	104	12
Countrywide Alternative Loan Trust Resecuritization
3.724% due 08/25/2037 ~	804	347
6.000% due 05/25/2036	49	26
6.000% due 08/25/2037 ~	1,098	494
Credit Suisse First Boston Mortgage Securities Corp.
2.602% due 01/25/2033 ~	362	331
3.691% due 09/25/2032 ~	119	110
4.496% due 11/25/2031 •	379	210
4.496% due 09/25/2035 •	2,161	1,411
4.744% due 11/25/2031 •	174	90
4.996% due 11/25/2034 •	2,530	2,440
5.250% due 09/25/2035	399	308
5.485% due 11/25/2032 ~	104	99
5.676% due 06/25/2046 ~	115,703	110,340
6.000% due 09/25/2033	31	31
6.000% due 01/25/2036	2,539	1,502
6.428% due 04/25/2033 ~	240	237
6.500% due 01/25/2036	353	75
7.000% due 01/25/2036	4,856	787
Cross Mortgage Trust
5.003% due 11/25/2070 ~	15,250	15,290
5.036% due 11/25/2070 ~	46,860	47,007
5.129% due 09/25/2069 ~	7,776	7,791
5.549% due 12/25/2069 ~	15,351	15,475
6.093% due 04/25/2069 þ	21,722	21,944
6.147% due 07/25/2069 þ	19,811	20,055
6.272% due 06/25/2069 þ	28,838	29,188
6.615% due 03/25/2068 þ	15,938	16,019
CRSNT Trust 0.000% due 04/15/2036 ~(a)	175,301	0
CSAB Mortgage-Backed Trust
5.737% due 05/25/2037 ~	13,368	2,786
6.589% due 12/25/2036 þ	15,305	2,006
6.672% due 06/25/2036 þ	193	43

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

CSFB Mortgage-Backed Pass-Through Certificates
4.196% due 10/25/2035 •	2,934	2,494
5.208% due 01/25/2034 ~	50	49
5.500% due 08/25/2034	174	162
5.500% due 06/25/2035	3,040	2,093
5.500% due 10/25/2035	2,393	872
6.000% due 11/25/2035	227	48
6.553% due 10/25/2033 ~	10	10
CSMC Mortgage-Backed Trust
4.196% due 11/25/2036 •	1,288	785
4.346% due 07/25/2036 •	12,979	4,373
5.000% due 04/25/2037	199	163
5.500% due 03/25/2037	6,115	2,794
5.587% due 04/25/2037 ~	11,350	2,734
5.746% due 04/25/2037 ~	37,689	9,134
6.000% due 08/25/2036	3,271	1,408
6.000% due 02/25/2037	1,514	816
6.000% due 06/25/2037	2,110	325
6.079% due 04/25/2037 þ	20,547	5,653
6.250% due 06/25/2036	9,748	5,221
6.250% due 08/25/2036	644	229
CSMC Trust
0.000% due 12/25/2054	22	22
0.000% due 02/25/2056 ~	597,498	548,488
0.000% due 02/25/2056	188	184
0.000% due 07/25/2057 ~	10,538	8,219
0.000% due 07/25/2057	236	228
0.000% due 09/25/2057 ~	15	14
0.000% due 01/25/2058	166	162
0.000% due 04/25/2058 (a)	11	10
0.000% due 07/25/2058	505	489
0.000% due 01/27/2059 (a)	629,558	0
0.000% due 01/27/2059	313	305
0.000% due 04/25/2059 ~(a)	303,274	18
0.000% due 09/25/2059 ~	287	278
0.000% due 10/25/2060	247	243
0.000% due 02/25/2061 ~(a)	256,964	1,658
0.000% due 05/25/2061 ~	192	191
0.000% due 11/25/2076 (a)	729,773	0
0.000% due 11/25/2076	1,113	1,010
0.388% due 02/25/2061 ~(a)	222,532	3,872
0.393% due 05/25/2061 ~(a)	385,051	6,649
1.000% due 02/25/2061 ~(a)	100,828	1,754
1.250% due 02/25/2061 ~	100,828	92,883
1.443% due 05/25/2061 ~(a)	435,860	18,706
1.650% due 05/25/2061 ~	256,935	228,940
2.000% due 01/25/2060 ~	15,128	13,788
2.000% due 10/25/2060 ~	20,032	18,312
2.100% due 05/25/2061 ~	40,232	27,472
2.450% due 05/25/2061 ~	33,691	24,584
2.500% due 02/25/2061 ~	27,143	23,427
2.600% due 12/25/2048 ~	203,453	188,644
2.681% due 07/25/2057 ~	392,852	358,157
2.800% due 05/25/2061 ~	28,457	20,004
2.841% due 07/25/2057 ~	37,619	29,999
3.000% due 02/25/2061 ~	20,262	17,216
3.046% due 02/25/2056 ~	357,326	204,556
3.133% due 07/25/2057 ~	217,373	122,656
3.218% due 07/25/2058 ~	2,277,104	1,818,960
3.228% due 07/25/2058 ~	119,848	96,590
3.250% due 01/27/2059 ~	264,741	256,722
3.250% due 04/25/2059 ~	118,690	115,048
3.297% due 11/30/2037 ~	4,189	3,871
3.397% due 10/25/2060 ~	1,226,154	995,873
3.431% due 11/10/2032	8,800	7,086
3.467% due 10/27/2036 ~	34,900	8,975
3.500% due 04/26/2038 ~	790	777
3.500% due 11/25/2076 ~	294,369	287,871
3.536% due 01/25/2058 ~	138,078	113,485
3.612% due 04/25/2059 ~	182,996	139,334
3.613% due 05/25/2061 ~	76,541	43,745
3.715% due 02/25/2061 ~	108,000	73,496
3.779% due 01/27/2059 ~	356,200	272,419
3.815% due 11/25/2076 ~	430,959	327,757
3.874% due 02/25/2061 ~	652	650
3.904% due 04/25/2062 ~	24,476	23,595
3.919% due 09/25/2057 ~	4,210	3,635
3.944% due 09/25/2057 ~	21,900	20,860
4.000% due 08/27/2037 ~	5,711	5,583
4.000% due 08/01/2057 ~	15,204	14,541
4.066% due 05/27/2037 •	6,641	5,948
4.209% due 08/27/2037 ~	7,069	6,330
4.261% due 09/25/2057 ~	485,201	426,272
4.345% due 12/25/2054 ~	141,127	112,694
4.349% due 10/27/2036 •	1,850	1,467
4.390% due 07/27/2037 •	882	858

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

4.476% due 04/27/2037 ~		8,150	3,954
4.489% due 04/27/2036 ~		7,438	6,608
4.489% due 05/27/2036 ~		1,289	1,149
4.519% due 10/27/2036 •		2,435	728
4.547% due 05/25/2067 ~		13,960	13,924
4.549% due 05/27/2037 •		24,961	10,639
4.569% due 02/27/2046 •		8,631	1,982
4.699% due 05/27/2053 ~		79,659	72,728
4.706% due 04/26/2047 ~		7,561	4,244
4.720% due 04/25/2058 ~		203,010	193,401
5.118% due 11/26/2036 ~		2,455	1,592
5.200% due 09/25/2059 ~		247,171	233,922
5.265% due 07/15/2038 •		28,700	25,703
5.377% due 08/27/2036 ~		4,487	3,650
5.561% due 04/25/2036 ~		3,813	2,707
6.194% due 09/26/2036 ~		327	312
6.743% due 02/27/2047 ~		87,081	32,663
6.778% due 06/01/2050 ~		471,768	470,440
7.000% due 08/26/2036		1,444	361
7.469% due 07/25/2049 ~		468,778	508,533
CSMC Trust Capital Certificates 6.000% due 04/26/2037 ~		406	404
CSMCM Trust
0.000% due 07/25/2049 ~		30,710	25,342
0.000% due 01/27/2059 ~		26,278	21,768
0.000% due 09/25/2059 ~		23,265	19,889
0.000% due 10/27/2060 ~(a)		51,891	40,510
0.000% due 10/27/2060 ~		6,708	5,594
3.139% due 02/25/2061		10,872	8,896
3.500% due 05/25/2061		18,352	14,931
3.657% due 07/25/2049		20,026	23,061
4.232% due 09/25/2057 ~		20,571	17,692
4.373% due 06/25/2048 ~		523,729	451,026
13.174% due 10/25/2058 ~		8,630	7,323
CSWF Corp. 4.931% due 06/15/2034 •		173	170
Cupressus Mortgages Holdco SARL 1.000% due 10/24/2050 «	GBP	2,000	613
DBGS Mortgage Trust
3.843% due 04/10/2037		$2,690	2,553
5.410% due 10/15/2039 •		26,500	26,497
DBJPM Mortgage Trust 1.585% due 09/15/2053 ~(a)		49,898	2,121
DC Commercial Mortgage Trust 6.314% due 09/12/2040		18,400	18,962
Deephaven Residential Mortgage Trust 5.087% due 11/25/2060 þ		15,276	15,319
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
3.996% due 02/25/2047 •		4,163	2,360
4.086% due 08/25/2036 •		2,702	2,508
4.086% due 01/25/2047 •		2,158	2,097
4.106% due 12/25/2036 •		2,889	994
4.106% due 08/25/2047 •		24,859	23,507
4.126% due 07/25/2047 •		6,099	5,814
4.146% due 12/25/2036 •		1,449	1,353
4.146% due 03/25/2037 •		16,250	15,597
4.166% due 03/25/2037 •		14,232	6,690
4.196% due 04/25/2035 •		1,285	1,169
4.226% due 08/25/2036 •		3,117	2,892
4.226% due 10/25/2036 •		12,803	3,489
4.226% due 12/25/2036 •		2,889	916
4.226% due 08/25/2047 •		7,913	7,408
4.246% due 02/25/2047 •		6,511	6,274
4.326% due 01/25/2047 •		1,757	1,581
4.406% due 08/25/2036 •		6,049	5,554
4.501% due 10/25/2035 ~		146	122
4.506% due 08/25/2037 •		5,575	4,433
4.546% due 06/25/2037 •		31,586	27,584
4.799% due 04/25/2047 •		13,196	12,071
5.196% due 11/25/2035 •		980	1,924
5.250% due 09/25/2035 ~		2,367	2,158
5.346% due 10/25/2047 •		22,120	17,325
5.500% due 11/25/2035		1,811	832
5.500% due 11/25/2035 ~		16	32
5.500% due 12/25/2035		1,084	928
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
4.146% due 04/25/2037 •		20,269	14,428
5.431% due 02/25/2036 ~		1,423	1,307
5.530% due 02/25/2036 ~		2,445	2,247
5.650% due 10/25/2036 ~		7,352	6,451
5.734% due 06/25/2036 ~		5,246	4,882
5.900% due 10/25/2036 ~		3,150	2,760
6.369% due 10/25/2036 þ		504	441
6.386% due 10/25/2036 þ		80	70
6.420% due 07/25/2036 ~		4,556	3,996
6.600% due 10/25/2036 þ		2,191	1,921

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 6.279% due 06/25/2034 ~		4	3
Dilosk RMBS No. 10 STS DAC 2.772% due 09/24/2060 •	EUR	11,473	13,487
Domi BV 2.780% due 06/15/2056 •		12,410	14,591
DSLA Mortgage Loan Trust
3.986% due 03/19/2037 •		$19,470	16,496
4.026% due 04/19/2047 •		60	62
4.046% due 10/19/2036 •		17,711	12,039
4.266% due 03/19/2045 •		772	743
4.346% due 02/19/2045 •		393	392
4.506% due 09/19/2045 •		1,198	631
4.626% due 11/19/2044 •		1,470	1,397
4.646% due 11/19/2044 •		28	26
4.666% due 09/19/2044 •		1,840	1,694
4.969% due 04/19/2046 •		8,448	6,895
5.015% due 07/19/2044 ~		207	197
5.227% due 07/19/2044 ~		5	4
Durham Mortgages A PLC
0.000% due 05/28/2054 (b)	GBP	50,495	60,041
0.000% due 05/28/2054		10	4,153
4.627% due 05/28/2054 •		676,743	914,197
4.977% due 05/28/2054 •		51,843	69,884
5.127% due 05/28/2054 •		44,096	59,343
5.727% due 05/28/2054 •		36,945	49,587
7.027% due 05/28/2054 •		25,027	33,552
8.027% due 05/28/2054 •		10,725	14,327
Durham Mortgages B PLC
0.000% due 05/28/2055 (b)		55,498	63,264
0.000% due 05/28/2055		10	18
4.727% due 05/28/2055 •		574,243	774,947
4.977% due 05/28/2055 •		45,040	60,571
5.127% due 05/28/2055 •		46,041	61,770
5.577% due 05/28/2055 •		33,530	44,846
6.527% due 05/28/2055 •		28,025	37,403
7.327% due 05/28/2055 •		27,523	38,066
Dutch Mortgage Finance BV
0.000% due 08/22/2059	EUR	1,830	18,908
0.000% due 08/22/2059 •		704,422	829,511
0.000% due 08/22/2067 ~		1,830	63,277
2.804% due 08/22/2067 •		849,518	1,000,211
3.104% due 08/22/2067 •		66,160	77,949
3.504% due 08/22/2067 •		46,312	54,675
4.154% due 08/22/2067 •		44,327	52,418
5.554% due 08/22/2067 •		28,448	32,774
7.554% due 08/22/2067 •		19,849	22,850
Dutch Mortgage Warehouse Finance BV 0.000% due 07/31/2027 «~		61,488	72,335
Dutch Property Finance BV 2.972% due 04/28/2064 •		4,338	5,116
E-MAC NL BV 4.325% due 07/25/2036 •		154	177
Ellington Financial Mortgage Trust
5.100% due 10/25/2070 þ		$22,372	22,450
5.522% due 01/26/2060 þ		14,212	14,325
5.655% due 02/25/2060 þ		22,645	22,925
5.726% due 01/25/2060 þ		13,589	13,751
5.732% due 02/25/2068 þ		6,869	6,854
EMF-U.K. PLC 4.881% due 03/13/2046 •	GBP	8,329	11,254
Eucalyptus Mortgages Ltd. 1.000% due 10/24/2050 «		114,247	92,724
Eurohome U.K. Mortgages PLC
4.050% due 06/15/2044 •		153	206
4.200% due 06/15/2044 •		5,200	6,939
4.250% due 09/15/2044 •		1,505	2,018
Eurosail PLC 4.364% due 09/10/2044 •		972	1,299
Eurosail-U.K. PLC
4.141% due 03/13/2045 •		8,082	10,823
4.301% due 09/13/2045 •		9,357	12,572
4.671% due 09/13/2045 •		16,118	21,221
4.851% due 06/13/2045 •		872	1,176
Falkor Placehoder 3meur & 200 4.048% due 12/31/2030 «	EUR	400,400	428,201
Finance of America HECM Buyout 4.500% due 11/25/2028 ~		$101,433	101,137
Finance of America Structured Securities Trust
3.500% due 09/25/2055 þ		861,395	840,749
3.500% due 11/25/2074		139,382	135,814
3.500% due 02/25/2075		154,760	150,565
First Horizon Alternative Mortgage Securities Trust
1.704% due 04/25/2037 •(a)		2,342	189
4.145% due 01/25/2036 ~		2,338	1,112
4.216% due 02/25/2037 •		155	40

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

4.358% due 02/25/2036 ~		48	34
4.572% due 08/25/2035 ~		526	433
4.581% due 02/25/2036 ~		837	673
4.596% due 04/25/2036 •		1,242	387
4.958% due 04/25/2035 ~		2,498	2,466
4.991% due 09/25/2036 ~		1,974	1,476
5.064% due 08/25/2034 ~		46	46
5.192% due 09/25/2035 ~		1,404	1,242
5.203% due 08/25/2035 ~		3	2
5.251% due 04/25/2036 ~		531	436
5.395% due 12/25/2035 ~		701	524
5.609% due 02/25/2035 ~		287	275
5.750% due 02/25/2036		2,253	875
6.000% due 11/25/2036		917	221
6.012% due 03/25/2035 ~		148	145
6.250% due 11/25/2036		1,768	444
6.250% due 08/25/2037		80	27
First Horizon Mortgage Pass-Through Trust
0.000% due 10/25/2035 ~		37	0
4.531% due 11/25/2037 ~		23	9
4.697% due 10/25/2035 ~		313	284
4.784% due 01/25/2037 ~		306	145
5.185% due 05/25/2037 ~		1,408	554
5.713% due 11/25/2037 ~		791	568
5.750% due 05/25/2037		131	39
5.998% due 08/25/2035 ~		31	20
Fremont Home Loan Trust 4.671% due 01/25/2034 •		980	940
GCAT Trust
3.450% due 10/25/2068 ~		1,000	949
4.250% due 05/25/2067 ~		15,914	15,225
6.007% due 01/25/2059 þ		10,607	10,697
6.085% due 06/25/2059 þ		15,146	15,314
GMAC Commercial Mortgage Asset Corp. 5.550% due 08/10/2038		4,327	4,273
GMACM Mortgage Loan Trust
0.000% due 05/25/2035 ~		300	285
3.602% due 03/18/2035 ~		2	2
3.693% due 11/19/2035 ~		90	74
3.724% due 11/19/2035 ~		41	36
4.058% due 03/18/2035 ~		169	154
7.397% due 03/18/2035 ~		61	62
Grace Trust 0.301% due 12/10/2040 ~(a)		174,400	2,342
Great Hall Mortgages No. 1 PLC 4.192% due 06/18/2039 •	GBP	19,692	26,380
GreenPoint Mortgage Funding Trust
4.206% due 01/25/2037 •		$5,002	4,687
4.246% due 03/25/2047 •		8,109	7,732
4.266% due 04/25/2036 •		7,295	6,659
4.286% due 10/25/2046 •		7,474	7,313
4.366% due 10/25/2045 •		149	141
4.386% due 11/25/2045 •		25	24
4.466% due 10/25/2045 •		1,460	1,364
4.486% due 09/25/2046 •		4,468	3,673
GreenPoint MTA Trust
4.306% due 06/25/2045 •		1,121	899
4.326% due 08/25/2045 •		124	106
Grifonas Finance No. 1 PLC 2.344% due 08/28/2039 •	EUR	8,976	10,368
Grosvenor Square RMBS PLC
0.000% due 03/14/2053	GBP	1	23,016
4.962% due 03/14/2053 •		53,134	71,713
5.762% due 03/14/2053 •		64,660	87,269
6.762% due 03/14/2053 •		30,790	41,560
7.762% due 03/14/2053 •		24,633	33,233
9.262% due 03/14/2053 •		15,395	20,773
10.762% due 03/14/2053 •		9,237	12,455
11.762% due 03/14/2053 •		16,733	22,546
GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034		$40,306	35,455
4.997% due 07/15/2035 •		6,688	4,414
5.120% due 12/15/2036 •		2,488	2,489
GS Mortgage Securities Trust
0.000% due 08/10/2044 ~(a)		664	0
0.500% due 11/10/2049 ~(a)		104,184	162
GS Mortgage-Backed Securities Corp. Trust 2.000% due 12/25/2060 ~		12,600	10,856
GS Mortgage-Backed Securities Trust
0.000% due 06/25/2061 ~		244	233
0.000% due 06/25/2061 ~(a)		559,589	24,099
0.000% due 01/25/2062 ~(a)		583	570
0.000% due 02/27/2062		561	456
0.000% due 02/25/2063		1,290	1,220
0.000% due 07/25/2063		351	343
0.000% due 01/25/2064 (b)		60	59

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

0.000% due 03/25/2064 (b)	1	1
0.000% due 03/25/2064	469	464
0.000% due 07/25/2064 (b)	140	137
0.000% due 06/25/2065 (b)	1,102	1,078
0.000% due 08/25/2065 (b)	629	608
0.000% due 10/25/2065 (b)	948	907
0.000% due 12/27/2067 ~(a)	2,903	2,531
0.000% due 08/25/2071 ~	902	752
0.049% due 03/25/2065 ~	411,222	408,441
0.661% due 03/25/2052 ~(a)	232,433	9,050
1.000% due 01/10/2075 «(c)	118	119
1.000% due 10/01/2075 «(c)	163	163
1.625% due 06/25/2061 ~	143,232	134,025
2.250% due 06/25/2061 ~	24,938	21,498
2.500% due 03/25/2052 ~	231,268	194,044
2.500% due 06/25/2061 ~	24,253	20,554
2.676% due 12/27/2067 ~	520,783	448,484
2.750% due 06/25/2061 ~	19,676	16,444
2.968% due 03/25/2052 ~	3,749	1,764
3.011% due 01/25/2064 ~	117,973	100,290
3.161% due 03/25/2052 ~	18,512	16,136
3.161% due 07/25/2064 ~	178,672	155,032
3.177% due 08/25/2071 ~	90,804	85,934
3.290% due 10/25/2065 ~	299,577	265,228
3.298% due 08/25/2065 ~	144,272	130,691
3.398% due 06/25/2065 ~	493,440	438,867
3.634% due 03/25/2064 ~	550,227	469,374
3.693% due 02/25/2063 ~	319,202	277,850
3.702% due 07/25/2064 ~	69,978	63,312
3.729% due 02/27/2062 ~	319,791	282,891
3.750% due 07/25/2061 ~	23,155	22,750
3.900% due 09/25/2061 þ	19,758	19,497
3.996% due 07/25/2063 ~	372,759	347,421
4.025% due 06/25/2061 ~	55,798	43,584
4.100% due 07/25/2065 þ	53,232	52,113
4.103% due 01/25/2062 ~	707,368	673,365
4.694% due 10/01/2075 «(c)	1,737,411	1,752,988
5.013% due 07/25/2065 þ	26,722	26,767
5.658% due 04/25/2065 ~	203,707	209,484
6.527% due 06/25/2063 ~	321,423	322,974
6.872% due 03/25/2064 ~	298,280	304,501
GSC Capital Corp. Mortgage Trust 4.246% due 02/25/2036 •	3,143	3,062
GSCG Trust 2.936% due 09/06/2034	12,950	10,878
GSMPS Mortgage Loan Trust
4.196% due 01/25/2035 •	12,449	10,854
4.196% due 03/25/2035 •	2,012	1,881
4.246% due 06/25/2034 •	19,453	17,579
7.054% due 10/20/2032 ~	7,000	6,621
GSMSC Pass-Through Trust
4.027% due 09/25/2036 ~	705	193
7.500% due 10/25/2036 ~	1,004	108
GSMSC Resecuritization Trust
3.546% due 04/26/2037 •	41,767	22,556
3.720% due 02/26/2037 •	17,480	16,578
3.986% due 10/26/2036 •	17,655	16,770
4.301% due 11/26/2036 •	12,179	6,699
GSR Mortgage Loan Trust
3.678% due 01/25/2035 ~	9	8
3.830% due 08/25/2034 ~	179	167
4.125% due 11/25/2035 ~	7	7
4.146% due 01/25/2035 •	30	28
4.146% due 08/25/2035 •	241	235
4.151% due 04/25/2036 ~	636	376
4.196% due 06/25/2035 •	489	470
4.242% due 05/25/2035 ~	467	346
4.250% due 03/25/2032	35	35
4.259% due 05/25/2037 ~	1,216	1,053
4.286% due 08/25/2046 •	43,701	8,994
4.296% due 07/25/2037 •	135	30
4.307% due 05/25/2037 ~	889	450
4.366% due 08/25/2046 •	34,126	7,503
4.398% due 01/25/2036 ~	3	4
4.419% due 08/25/2034 ~	20	19
4.441% due 03/25/2037 ~	123	105
4.521% due 01/25/2036 ~	2,213	2,089
4.651% due 04/25/2035 ~	47	45
4.683% due 10/25/2035 ~	1,260	620
4.742% due 12/25/2034 ~	741	88
4.789% due 05/25/2037 ~	6,340	3,965
4.916% due 08/25/2034 ~	92	88
4.970% due 11/25/2035 ~	5	5
4.974% due 11/25/2035 ~	1,003	434
5.000% due 07/25/2036	5	0
5.109% due 09/25/2035 ~	1,013	918

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

5.151% due 07/25/2035 ~	759	448
5.223% due 04/25/2035 ~	20	19
5.287% due 09/25/2034 ~	4	4
5.360% due 05/25/2034 •	43	39
5.500% due 03/25/2036	630	866
5.500% due 01/25/2037	146	802
5.750% due 02/25/2036	229	202
5.880% due 04/25/2032 •	7	7
6.000% due 11/25/2035	243	80
6.000% due 02/25/2036	342	138
6.000% due 03/25/2036	10,121	3,269
6.000% due 06/25/2036	183	524
6.000% due 07/25/2036	1,516	830
6.000% due 09/25/2036	1,281	507
6.000% due 01/25/2037	36	21
6.119% due 11/25/2035 ~	150	73
6.150% due 10/25/2035 ~	115	110
6.250% due 10/25/2036	9,062	8,430
6.290% due 07/25/2035 ~	919	464
6.295% due 09/25/2034 ~	213	215
6.449% due 01/25/2035 ~	131	125
6.470% due 05/25/2035 ~	376	282
6.500% due 09/25/2036	1,196	513
6.500% due 10/25/2036	542	185
6.603% due 05/25/2035 ~	1,944	1,672
7.000% due 07/25/2035 ~	139	138
HarborView Mortgage Loan Trust
3.994% due 08/19/2036 ~	209	179
4.006% due 05/25/2038 •	9,079	7,372
4.026% due 11/19/2036 •	8,530	7,637
4.048% due 07/21/2036 •	5,319	2,575
4.066% due 07/19/2047 •	7,230	7,257
4.106% due 03/19/2037 •	17,787	16,709
4.146% due 01/25/2047 •	8,141	7,748
4.186% due 12/19/2036 •	1,393	1,265
4.226% due 09/19/2037 •	14,434	12,722
4.226% due 02/19/2046 •	1,068	1,005
4.246% due 05/19/2037 •	30,676	25,741
4.256% due 12/19/2036 •	39,082	31,895
4.266% due 11/19/2036 •	10,403	9,877
4.302% due 06/19/2036 ~	238	95
4.326% due 01/19/2036 •	47	49
4.326% due 12/19/2036 •	13,172	12,765
4.346% due 01/19/2036 •	335	217
4.386% due 03/19/2035 •	929	904
4.386% due 07/19/2045 •	7,145	6,642
4.406% due 02/19/2036 •	3,513	1,456
4.408% due 10/20/2045 •	5,788	4,179
4.416% due 06/19/2045 •	12,096	6,544
4.426% due 07/19/2045 •	1,132	1,012
4.466% due 11/19/2035 •	335	216
4.466% due 08/19/2045 •	173	166
4.486% due 01/19/2035 •	121	97
4.506% due 09/19/2035 •	845	504
4.546% due 01/19/2035 •	683	670
4.606% due 01/19/2035 •	129	128
4.626% due 12/19/2034 •	1,933	1,679
4.646% due 11/19/2034 •	73	69
4.646% due 12/19/2034 •	21	18
4.652% due 06/19/2036 ~	97	45
4.666% due 12/19/2034 •	9,622	8,011
4.706% due 11/19/2034 •	9,922	6,676
4.742% due 07/19/2035 ~	3,308	2,461
4.802% due 12/19/2035 ~	1,299	616
4.806% due 06/19/2045 •	3,529	1,560
4.879% due 12/19/2036 •	4,615	4,301
5.112% due 06/19/2034 •	12	11
5.386% due 02/19/2036 •	441	188
5.549% due 11/19/2034 ~	14	14
5.846% due 10/25/2037 •	9,879	9,359
5.897% due 08/19/2034 ~	753	740
6.029% due 01/19/2036 •	8,112	3,134
6.029% due 10/20/2045 •	1,876	1,416
6.174% due 11/19/2034 ~	182	176
Hilton USA Trust
0.475% due 11/05/2038 ~(a)	118,960	198
2.828% due 11/05/2035	71,800	62,252
HomeBanc Mortgage Trust
4.366% due 01/25/2036 •	1,743	1,709
4.466% due 03/25/2035 •	197	162
4.702% due 04/25/2037 ~	2,971	2,679
4.821% due 12/25/2034 •	131	125
4.971% due 03/25/2035 •	59	44
5.046% due 03/25/2035 •	79	52
HSI Asset Loan Obligation Trust
3.746% due 09/25/2037 ~	772	659

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

4.492% due 09/25/2037 ~		9,909	8,250
4.984% due 01/25/2037 ~		2,072	1,571
5.470% due 01/25/2037 ~		637	384
HSI Asset Securitization Corp. Trust
4.806% due 07/25/2035 •		623	595
4.836% due 07/25/2035 •		1,614	1,523
IM Pastor 4 FTA 2.175% due 03/22/2044 •	EUR	7,287	7,661
Impac CMB Trust
4.126% due 10/25/2035 •		$3,571	3,335
4.366% due 04/25/2035 •		847	843
4.486% due 09/25/2034 •		2	2
4.486% due 03/25/2035 •		2,860	2,808
4.566% due 05/25/2035 •		23	22
5.243% due 09/25/2034 þ		1,499	1,591
Impac Secured Assets CMN Owner Trust 5.450% due 03/25/2033 ~		846	842
Impac Secured Assets Trust
4.246% due 05/25/2036 •		4	4
4.326% due 03/25/2037 •		22,672	20,279
4.326% due 09/25/2037 •		6,818	6,031
4.366% due 01/25/2037 •		14,517	12,819
4.546% due 05/25/2036 •		278	264
4.566% due 09/25/2037 •		7,057	6,275
4.606% due 05/25/2037 •		9,398	8,145
5.946% due 05/25/2036 •		220	221
IndyMac IMJA Mortgage Loan Trust 6.250% due 11/25/2037		1,847	699
IndyMac IMSC Mortgage Loan Trust
6.000% due 06/25/2037		9,918	5,812
6.500% due 09/25/2037		90	46
IndyMac INDA Mortgage Loan Trust
3.197% due 11/25/2035 ~		205	155
3.215% due 09/25/2037 ~		8,693	3,338
3.367% due 11/25/2037 ~		5,528	4,517
3.497% due 09/25/2036 ~		2,322	1,760
3.665% due 01/25/2036 ~		1,466	1,143
4.040% due 03/25/2037 ~		686	536
4.443% due 08/25/2037 ~		1,080	1,022
5.256% due 01/25/2036 ~		59	55
IndyMac INDX Mortgage Loan Trust
2.980% due 09/25/2035 ~		2,723	1,800
3.187% due 06/25/2037 ~		8,489	6,961
3.195% due 06/25/2037 ~		3,871	2,177
3.268% due 01/25/2036 ~		19	18
3.310% due 05/25/2036 ~		12,276	8,136
3.311% due 07/25/2037 ~		16,225	10,463
3.334% due 05/25/2037 ~		2,816	2,268
3.363% due 06/25/2035 ~		41	32
3.378% due 08/25/2037 ~		50	35
3.396% due 06/25/2036 ~		428	370
3.405% due 06/25/2036 ~		176	106
3.412% due 01/25/2035 ~		292	269
3.485% due 05/25/2037 •		36,092	28,754
3.538% due 02/25/2036 ~		2,052	1,455
3.556% due 06/25/2036 ~		18,434	12,556
3.642% due 10/25/2035 ~		4,350	3,470
3.662% due 08/25/2035 ~		5,302	3,941
3.687% due 05/25/2036 ~		6,989	6,755
3.688% due 05/25/2035 ~		1,236	1,096
3.737% due 12/25/2035 ~		1,941	1,081
3.829% due 12/25/2035 ~		960	513
3.860% due 09/25/2036 ~		54	34
3.867% due 05/25/2037 ~		14,632	9,642
3.944% due 11/25/2035 ~		1,778	1,676
3.947% due 07/25/2036 ~		5,071	3,293
3.983% due 09/25/2035 ~		4,264	3,460
4.086% due 07/25/2036 •		4,664	4,659
4.106% due 10/25/2036 •		46	42
4.146% due 06/25/2037 •		7,882	2,568
4.206% due 01/25/2037 •		3,042	2,739
4.226% due 09/25/2046 •		5,499	5,124
4.246% due 10/25/2036 •		1,811	1,667
4.246% due 06/25/2046 •		10,590	9,635
4.246% due 11/25/2046 •		18,076	17,559
4.266% due 04/25/2046 •		5,182	4,855
4.266% due 05/25/2046 •		22,570	20,958
4.275% due 12/25/2035 ~		4,326	2,971
4.286% due 04/25/2046 •		4,205	3,941
4.306% due 04/25/2035 •		1,088	1,045
4.306% due 08/25/2035 ~		1,458	1,277
4.306% due 09/25/2046 •		4,247	4,369
4.326% due 04/25/2035 •		3,667	3,047
4.326% due 07/25/2035 •		965	910
4.326% due 06/25/2037 •		10,766	10,188
4.339% due 03/25/2035 ~		11	11

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

4.346% due 02/25/2037 •	28,622	18,935
4.366% due 06/25/2035 •	2,727	2,194
4.366% due 07/25/2035 •	10,444	7,022
4.381% due 11/25/2035 ~	5,435	3,744
4.398% due 06/25/2036 ~	2,900	2,229
4.406% due 07/25/2035 •	1,392	1,229
4.426% due 11/25/2036 •	5,177	5,017
4.430% due 01/25/2037 ~	2,860	2,441
4.473% due 11/25/2035 ~	2,115	1,271
4.486% due 02/25/2035 •	720	681
4.486% due 07/25/2045 •	2,131	1,633
4.526% due 02/25/2035 •	538	486
4.546% due 01/25/2035 •	1,198	933
4.646% due 08/25/2034 •	46	43
4.646% due 11/25/2034 •	4	3
4.646% due 07/25/2046 •	1,006	910
4.726% due 09/25/2034 •	47	41
4.962% due 07/25/2035 ~	4,027	2,096
5.406% due 10/25/2036 •	6,662	3,340
5.472% due 04/25/2035 ~	6	6
JP Morgan Alternative Loan Trust
4.206% due 06/25/2037 •	28,606	14,568
4.210% due 05/25/2036 ~	536	288
4.246% due 06/25/2037 •	10,264	3,735
4.479% due 01/25/2036 ~	1,668	1,024
5.141% due 11/25/2036 ~	2,959	1,482
5.843% due 05/26/2037 ~	23,505	1,889
6.000% due 03/25/2036	1,495	679
6.000% due 12/27/2036	20,194	9,593
6.460% due 12/25/2036 þ	1,500	1,562
6.500% due 03/25/2036	3,741	1,838
6.500% due 12/25/2036 þ	35,965	31,345
6.810% due 08/25/2036 þ	8,327	8,217
6.920% due 08/25/2036 þ	18,885	15,627
JP Morgan Chase Commercial Mortgage Securities Trust
0.236% due 03/05/2042 ~(a)	158,100	839
0.360% due 10/05/2040 ~(a)	217,800	2,125
1.294% due 08/15/2049 ~(a)	109,220	304
1.974% due 01/05/2040	15,870	14,687
2.287% due 03/05/2042	33,500	31,547
4.128% due 07/05/2031	27,783	24,484
4.597% due 04/15/2037 •	55,959	55,309
4.875% due 06/15/2038 •	19,290	18,785
5.165% due 03/15/2036 •	5,000	4,543
7.235% due 10/05/2040	70,400	74,215
JP Morgan Mortgage Trust
0.000% due 02/25/2055 ~	123,209	134,471
0.000% due 01/25/2056 ~	314,970	340,433
4.263% due 10/25/2036 ~	561	401
4.321% due 10/25/2036 ~	170	94
4.397% due 01/25/2037 ~	223	179
4.428% due 06/25/2036 ~	233	156
4.512% due 05/25/2036 ~	1,618	1,316
4.526% due 06/25/2036 ~	96	63
4.625% due 07/25/2063 ~	30,275	29,951
4.633% due 06/25/2037 ~	185	145
4.734% due 04/25/2037 ~	3,230	2,651
4.740% due 08/25/2035 ~	1	1
4.750% due 01/25/2063 ~	10,748	10,625
4.784% due 08/25/2036 ~	4,136	3,296
4.823% due 08/25/2036 ~	1,533	1,181
4.837% due 11/25/2035 ~	2,756	2,148
4.920% due 12/26/2037 ~	3,277	2,538
4.954% due 03/25/2066 ~	6,251	6,261
4.979% due 07/25/2035 ~	3	3
5.021% due 06/25/2036 ~	1,443	959
5.021% due 06/25/2037 ~	2,081	1,592
5.026% due 10/25/2033 ~	9	8
5.042% due 11/25/2035 ~	660	513
5.087% due 05/25/2036 ~	401	342
5.099% due 08/25/2035 ~	505	448
5.119% due 02/25/2036 ~	1,224	841
5.124% due 03/25/2055 •	42,684	42,624
5.134% due 05/25/2036 ~	589	494
5.158% due 10/25/2037 ~	3,477	2,649
5.190% due 11/25/2035 ~	94	76
5.191% due 07/25/2035 ~	68	65
5.193% due 09/25/2035 ~	93	88
5.217% due 04/25/2036 ~	3,602	3,092
5.224% due 02/25/2055 •	29,487	29,563
5.250% due 11/25/2063 ~	739	743
5.253% due 02/25/2034 ~	2	2
5.279% due 10/25/2035 ~	140	135
5.323% due 10/25/2035 ~	136	101
5.419% due 04/25/2037 ~	352	262
5.500% due 09/25/2035	1,935	1,439

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

5.500% due 01/25/2036		601	256
5.500% due 08/25/2037		2,013	763
5.546% due 08/25/2036 ~		319	259
5.555% due 02/25/2035 ~		5	5
5.561% due 09/25/2055 þ		35,098	35,262
5.569% due 04/25/2035 ~		62	61
5.575% due 06/25/2035 ~		435	436
5.685% due 07/25/2035 ~		439	428
5.739% due 06/25/2035 ~		2	2
5.750% due 03/25/2037		339	117
5.820% due 10/25/2035 ~		4	3
5.846% due 08/25/2035 ~		262	257
5.892% due 04/25/2035 ~		24	24
5.968% due 06/25/2035 ~		28	23
5.990% due 07/25/2064 ~		12,986	13,113
5.994% due 04/25/2036 ~		454	409
6.000% due 10/25/2034		1,338	892
6.000% due 07/25/2036		2,132	889
6.000% due 06/25/2037		10,910	4,142
6.000% due 08/25/2037		14,480	5,985
6.033% due 07/25/2035 ~		111	110
6.186% due 07/25/2035 ~		15	15
6.250% due 01/02/2056 «(c)		287,700	291,206
6.331% due 10/25/2036 ~		583	449
6.500% due 09/25/2035		121	73
6.615% due 01/25/2056 ~		180,094	184,414
7.000% due 08/25/2037		759	360
7.355% due 12/25/2055 ~		197,621	201,724
7.429% due 10/25/2055 ~		216,247	220,885
7.462% due 04/25/2056 (a)		257,601	263,069
8.500% due 01/01/2056 «		292,787	312,722
8.658% due 04/25/2056		270,558	293,847
JP Morgan Re-REMICS 3.693% due 11/26/2036 •		6,601	6,429
JP Morgan Seasoned Mortgage Trust
3.688% due 01/25/2063 ~		42,517	40,089
4.377% due 01/25/2063 ~		4,262	4,104
JPMDB Commercial Mortgage Securities Trust 0.666% due 12/15/2049 ~(a)		147,664	416
Jubilee Place 6 BV 2.872% due 09/17/2060 •	EUR	7,047	8,319
Kentmere PLC
0.000% due 01/28/2051	GBP	23,182	24,698
4.709% due 01/28/2051 •		161,311	217,954
Kinbane 2 DAC
3.003% due 01/24/2063 ~	EUR	58,095	68,412
3.022% due 08/24/2075 ~		39,053	45,968
Kirkby RMBS PLC
0.000% due 02/22/2045 ~	GBP	6	12,423
2.250% due 02/22/2045		26,742	23,247
4.757% due 02/22/2045 •		82,053	110,358
5.957% due 02/22/2045 •		82,543	108,848
Landmark Mortgage Securities No. 2 PLC
2.233% due 06/17/2039 •	EUR	638	738
4.095% due 06/17/2039 •	GBP	2,696	3,592
Landmark Mortgage Securities No. 3 PLC 4.334% due 04/17/2044 •		15,410	20,281
Legacy Mortgage Asset Trust
0.000% due 12/25/2053 (b)		$368	362
0.000% due 12/25/2056 ~(a)		687,763	4,579
0.000% due 07/25/2057 ~		189,948	181,803
0.000% due 07/25/2057		428	417
0.000% due 04/25/2058 ~		304	291
0.000% due 08/26/2058		706	637
0.000% due 01/28/2070 ~		3,401	2,394
0.125% due 12/26/2057 ~(a)		324,971	1,462
0.621% due 12/26/2057 ~(a)		47,057	347
2.594% due 04/25/2058 ~		51,618	29,148
3.031% due 12/25/2056 ~		687,763	544,331
3.105% due 06/25/2057 ~		90,917	85,956
3.124% due 02/25/2058 ~		132,995	95,987
3.750% due 04/25/2058 ~		85,818	84,828
3.871% due 12/26/2057 ~		273,627	226,169
4.000% due 02/25/2058 ~		86,588	86,614
4.000% due 04/25/2058 ~		106,604	98,322
4.250% due 02/25/2058 ~		132,996	131,406
4.250% due 08/26/2058 ~		327,369	322,774
4.408% due 08/26/2058 ~		178,636	137,102
4.500% due 02/25/2058 ~		132,996	125,491
4.911% due 01/25/2058 ~		142,946	130,963
5.503% due 01/28/2070 ~		340,953	340,036
5.650% due 11/25/2060 þ		13,059	13,079
5.792% due 12/25/2053 ~		1,201,312	1,245,464
Lehman Mortgage Trust
2.854% due 03/25/2037 •(a)		11,884	1,424
4.166% due 10/25/2036 •		6,331	1,339

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

4.266% due 12/25/2036 •		5,850	1,104
4.341% due 12/25/2035 ~		2,881	428
4.446% due 07/25/2036 •		4,806	1,790
4.597% due 07/25/2037 ~		2,634	1,352
4.746% due 12/25/2035 •		538	284
5.085% due 01/25/2036 ~		542	523
5.500% due 12/25/2035		24	12
5.735% due 04/25/2036 ~		2,747	1,691
5.750% due 12/25/2035		3,086	1,846
6.000% due 01/25/2036		93	78
6.000% due 08/25/2037		1,064	1,017
6.500% due 09/25/2037		4,650	1,844
Lehman XS Trust
4.086% due 08/25/2036 •		1,885	2,216
4.146% due 11/25/2035 •		1	1
4.222% due 07/25/2047 •		25,835	19,482
4.226% due 12/25/2036 •		2,286	1,884
4.226% due 11/25/2046 •		117	105
4.246% due 08/25/2046 •		5,365	5,771
4.246% due 11/25/2046 •		7,784	7,380
4.246% due 03/25/2047 •		48,041	42,250
4.246% due 07/25/2047 •		6,487	6,484
4.256% due 08/25/2046 •		4,203	3,868
4.266% due 09/25/2046 •		67	68
4.326% due 03/25/2047 •		10,132	9,005
4.446% due 12/25/2035 •		5	4
4.446% due 08/25/2037 •		20,104	16,921
5.529% due 03/25/2047 •		5,924	5,443
5.610% due 07/25/2035 þ		517	467
Ludgate Funding PLC
2.176% due 01/01/2061 •	EUR	1,271	1,451
4.021% due 01/01/2061 •	GBP	12,853	16,891
4.128% due 12/01/2060 •		4,697	6,227
4.461% due 01/01/2061 •		2,595	3,471
Lugo Funding DAC 3.059% due 05/26/2066 •	EUR	161,368	189,919
Luminent Mortgage Trust
2.891% due 04/25/2036 ~		$2,663	1,618
4.166% due 11/25/2036 •		1,586	1,432
4.186% due 12/25/2036 •		7,782	6,955
4.246% due 02/25/2046 •		16,750	12,202
4.406% due 05/25/2037 •		2,466	2,419
LUX 6.441% due 08/15/2040 •		36,100	36,528
Manhattan West Mortgage Trust 0.205% due 09/10/2039 ~(a)		807,900	2,124
Mansard Mortgages PLC 4.550% due 12/15/2049 •	GBP	2,658	3,584
MASTR Adjustable Rate Mortgages Trust
3.183% due 07/25/2035 ~		$586	519
3.412% due 07/25/2035 ~		131	118
3.533% due 09/25/2035 ~		727	434
3.806% due 04/25/2035 ~		1,517	1,387
3.809% due 09/25/2033 ~		248	238
4.008% due 10/25/2034 ~		119	109
4.146% due 12/25/2033 ~		5	5
4.278% due 12/25/2032 ~		265	257
4.326% due 05/25/2037 •		709	285
4.526% due 05/25/2047 •		5,355	4,532
4.676% due 11/25/2036 ~		36	18
4.946% due 09/25/2037 •		20,440	7,900
4.969% due 04/25/2034 ~		372	371
5.326% due 09/25/2034 ~		23	21
5.633% due 11/21/2034 ~		97	97
5.647% due 01/25/2036 ~		1,103	1,070
6.044% due 09/25/2034 ~		393	353
6.048% due 05/25/2034 ~		231	223
6.210% due 12/21/2034 ~		33	31
6.250% due 12/25/2033 ~		13	13
6.266% due 05/25/2034 ~		55	54
6.290% due 04/21/2034 ~		3,452	3,400
6.375% due 07/25/2034 ~		73	72
6.608% due 06/25/2035 ~		1	1
6.625% due 10/25/2032 ~		29	29
6.625% due 09/25/2033 ~		7	7
MASTR Alternative Loan Trust
5.500% due 07/25/2034		561	569
5.500% due 08/25/2034		1,308	1,302
5.500% due 04/25/2035		225	129
5.750% due 11/25/2033		1,462	1,428
7.000% due 06/25/2034		6	6
MASTR Asset Securitization Trust
5.500% due 06/26/2034		6	6
6.000% due 06/25/2036		123	66
6.000% due 06/25/2036 •		978	538
6.250% due 01/25/2038		3,700	1,866

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

MASTR Reperforming Loan Trust
4.196% due 05/25/2035 •		1,387	656
4.206% due 07/25/2035 •		14,717	6,883
4.300% due 05/25/2036 ~		123	101
MASTR Seasoned Securitization Trust
4.500% due 02/25/2033		85	82
5.533% due 10/25/2032 ~		3	3
6.250% due 05/25/2032 ~		14	14
6.375% due 10/25/2032 ~		30	29
6.500% due 08/25/2032 ~		16	16
6.532% due 10/25/2032 ~		8	7
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
4.565% due 11/15/2031 •		35	34
4.605% due 09/15/2030 •		30	21
Merrill Lynch Alternative Note Asset Trust
3.986% due 01/25/2037 •		49,717	15,047
4.066% due 03/25/2037 •		24,308	5,721
4.146% due 01/25/2037 •		6,298	1,907
4.246% due 03/25/2037 •		17,391	4,555
4.266% due 03/25/2037 •		13,909	2,252
4.446% due 03/25/2037 •		208	49
4.576% due 06/25/2037 ~		20,101	8,779
Merrill Lynch Mortgage Investors Trust
3.185% due 02/25/2034 ~		257	226
3.846% due 09/25/2037 ~		2,975	2,571
3.879% due 09/25/2036 ~		5,420	4,095
4.146% due 09/25/2037 •		4,950	2,771
4.272% due 05/25/2034 ~		43	39
4.306% due 04/25/2029 •		172	161
4.306% due 03/25/2030 •		33	32
4.306% due 09/25/2037 •		8,915	5,045
4.312% due 03/25/2036 ~		1,467	684
4.506% due 06/25/2028 •		217	202
4.506% due 11/25/2029 •		343	302
4.526% due 04/25/2028 •		2	1
4.633% due 01/25/2030 •		1	1
4.663% due 07/25/2030 •		56	56
4.713% due 01/25/2029 •		55	49
4.750% due 07/25/2033 ~		51	50
4.774% due 03/25/2030 •		67	58
4.882% due 09/25/2035 ~		26	20
4.954% due 10/25/2028 •		5	5
4.974% due 11/25/2029 •		8	7
5.011% due 04/25/2035 ~		489	446
5.060% due 06/25/2037 ~		3,571	3,418
5.244% due 05/25/2029 ~		30	27
5.254% due 07/25/2035 ~		281	122
5.348% due 02/25/2036 ~		785	767
5.451% due 02/25/2035 ~		553	526
5.629% due 12/25/2035 ~		627	603
5.690% due 07/25/2035 ~		249	232
5.782% due 12/25/2035 ~		1,626	708
5.840% due 05/25/2036 ~		490	483
5.939% due 10/25/2036 ~		6,765	5,687
6.000% due 01/25/2029 ~		1	1
6.022% due 01/25/2029 ~		966	965
6.041% due 02/25/2033 ~		8	7
6.049% due 09/25/2033 ~		216	210
6.108% due 09/25/2029 ~		17	17
6.124% due 02/25/2034 ~		23	22
6.175% due 12/25/2034 ~		3	3
6.250% due 10/25/2036		1,503	518
6.253% due 12/25/2034 ~		46	45
6.257% due 05/25/2036 ~		138	137
6.450% due 07/25/2033 ~		22	21
6.500% due 05/25/2036 ~		2	2
6.619% due 07/25/2034 ~		259	255
Merrill Lynch Mortgage-Backed Securities Trust
4.611% due 06/25/2037 ~		3,279	1,878
6.010% due 08/25/2036 •		2,563	2,220
Merrion Square Residential DAC 3.003% due 03/24/2081 •	EUR	81,024	95,362
MF1 Trust 4.820% due 12/15/2034 •		$5,140	5,139
MFA Trust
2.855% due 07/25/2060 ~		5,200	4,381
4.250% due 02/25/2066 ~		3,302	3,179
4.400% due 03/25/2068 þ		52,150	51,826
6.105% due 12/25/2068 þ		14,579	14,706
6.775% due 10/25/2058 þ		17,112	17,293
MKT Mortgage Trust 2.694% due 02/12/2040		16,065	14,567
Morgan Stanley Capital I Trust
0.606% due 11/12/2049 ~(a)		30	0
0.854% due 07/15/2053 ~(a)		54,413	1,965
1.780% due 07/15/2053 ~(a)		95,879	6,104

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

2.428% due 04/05/2042 ~	2,000	1,776
Morgan Stanley Mortgage Loan Trust
2.202% due 06/25/2037 ~	10,568	5,522
3.550% due 07/25/2035 ~	117	105
3.551% due 11/25/2037 ~	819	709
3.768% due 12/25/2037 ~	3,226	2,069
3.941% due 05/25/2036 ~	6,939	3,688
4.126% due 01/25/2036 •	929	497
4.146% due 08/25/2035 •	1,060	563
4.184% due 08/25/2034 ~	284	259
4.274% due 09/25/2035 ~	30	19
4.440% due 01/25/2035 ~	159	145
4.667% due 11/25/2035 ~	62	22
4.779% due 07/25/2034 ~	52	49
4.878% due 08/25/2034 ~	1	1
5.347% due 10/25/2034 ~	17	17
5.487% due 09/25/2034 ~	675	667
5.500% due 11/25/2035	34	29
6.000% due 08/25/2037	272	86
6.000% due 10/25/2037	6,349	3,359
6.071% due 10/25/2034 ~	20	20
6.073% due 06/25/2036 ~	69	67
6.144% due 09/25/2034 ~	381	373
6.168% due 07/25/2034 ~	79	81
6.285% due 09/25/2034 ~	213	209
7.013% due 08/25/2036 þ	5,718	1,120
Morgan Stanley Re-REMICS Trust
5.250% due 05/26/2037 ~	6,960	3,041
5.430% due 07/26/2036 •	2,413	1,700
6.250% due 08/26/2047 ~	10,681	5,490
Morgan Stanley Resecuritization Trust
3.298% due 06/26/2047 •	33,225	29,137
3.683% due 06/26/2047 •	392	335
3.760% due 04/26/2047 •	23,743	16,906
4.603% due 12/27/2046 •	14,227	11,173
5.089% due 04/26/2047 ~	2,592	1,240
Morgan Stanley Residential Mortgage Loan Trust
0.000% due 07/25/2065 (a)	1,409	1,252
0.000% due 07/25/2065 ~	228,827	204,025
0.000% due 09/25/2065 «~	1,157	1,157
0.000% due 11/25/2069 ~	232,090	241,347
4.000% due 06/25/2064 þ	29,310	28,749
4.603% due 09/25/2065 «~	205,872	187,182
4.963% due 09/25/2070 ~	30,120	30,158
5.016% due 09/25/2070 ~	35,790	35,880
5.021% due 11/25/2070 þ	54,050	54,231
5.530% due 05/25/2070 ~	8,614	8,681
Mortgage Equity Conversion Asset Trust 4.020% due 05/25/2042 •	17,216	15,983
MortgageIT Mortgage Loan Trust 4.266% due 04/25/2036 •	8,377	7,156
MortgageIT Securities Corp. Mortgage Loan Trust
4.146% due 06/25/2047 •	1,248	1,077
4.306% due 06/25/2047 •	10,251	9,034
MortgageIT Trust
4.346% due 11/25/2035 •	10,569	8,698
4.446% due 08/25/2035 •	565	568
MSJP
0.400% due 09/05/2047 ~(a)	31,700	616
0.887% due 09/05/2047 ~(a)	49,514	874
NAAC Reperforming Loan REMICS Trust
6.500% due 03/25/2034	330	303
7.500% due 03/25/2034	1,159	1,096
NAAC Reperforming Loan REMICS Trust Certificates 6.500% due 02/25/2035	983	856
Natixis Commercial Mortgage Securities Trust
3.047% due 08/15/2036	10,000	9,301
3.821% due 02/15/2039	34,500	32,499
New Century Alternative Mortgage Loan Trust 6.667% due 07/25/2036 þ	1,014	191
New Orleans Hotel Trust
4.787% due 04/15/2032 •	1,100	1,093
5.087% due 04/15/2032 •	14,615	14,511
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	1,136	1,103
3.000% due 07/25/2059 ~	9,300	8,675
3.326% due 12/25/2057 ~	6,260	6,060
3.465% due 02/25/2058 ~	5,547	5,402
3.475% due 08/25/2059 ~	13,908	12,982
3.694% due 08/27/2057 ~	7,842	7,669
3.750% due 11/25/2058 ~	14,766	14,320
3.771% due 09/25/2057 ~	15,143	14,405
3.874% due 12/25/2057 ~	8,199	7,813
4.000% due 08/25/2059 ~	41,455	39,902
4.000% due 10/25/2059 ~	9,607	9,374
4.161% due 10/25/2059 ~	29,975	29,296

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

4.225% due 08/25/2059 ~		56,968	55,189
4.250% due 12/25/2058 ~		13,380	13,149
4.493% due 12/25/2058 ~		14,052	13,824
4.500% due 02/25/2057 ~		1,345	1,337
4.500% due 12/25/2057 ~		14,083	13,799
4.500% due 02/25/2058 ~		3,782	3,769
4.750% due 02/25/2057 ~		8,845	8,751
4.860% due 05/25/2058 ~		14,418	14,144
5.085% due 10/25/2065 ~		12,700	12,749
6.864% due 10/25/2063 þ		101,350	102,557
New York Mortgage Trust 4.506% due 08/25/2035 •		214	200
Newgate Funding PLC
2.700% due 12/15/2050 •	EUR	1,671	1,943
3.350% due 12/15/2050 •		1,644	1,860
3.600% due 12/15/2050 •		2,750	3,012
4.184% due 12/01/2050 •	GBP	794	1,054
4.900% due 12/15/2050 •		8,724	11,623
5.150% due 12/15/2050 •		2,466	3,214
NLT Trust 3.200% due 10/25/2062 ~		$13,136	12,127
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.166% due 10/25/2036 •		1,764	1,532
4.343% due 10/25/2035 ~		180	162
4.406% due 04/25/2037 •		38	40
4.491% due 02/25/2036 ~		513	341
4.846% due 05/25/2035 •		6,685	6,049
5.016% due 02/25/2036 ~		1,290	913
5.366% due 02/25/2036 ~		245	179
5.522% due 08/25/2034 ~		647	635
6.000% due 05/25/2033		1	1
6.215% due 08/25/2036 ~		3,906	1,008
6.431% due 08/25/2036 ~		9,703	2,505
7.000% due 04/25/2033		5	5
Nomura Resecuritization Trust
0.000% due 08/27/2047 ~		81,920	62,344
2.772% due 10/25/2036 ~		5,889	3,318
2.820% due 10/26/2036 •		2,988	2,637
4.746% due 07/25/2036 •		2,285	2,226
6.000% due 07/26/2037		14,301	5,188
NovaStar Mortgage Funding Trust 0.388% due 09/25/2046 •		64,758	26,067
NRPL Trust
0.000% due 05/01/2058 ~		216,712	199,014
0.000% due 05/01/2058		325	315
0.000% due 09/25/2062		355	351
0.000% due 09/25/2063		99	98
0.000% due 11/25/2063		368	349
3.910% due 09/25/2063 ~		158,458	136,423
4.416% due 11/25/2063 ~		174,858	157,098
4.494% due 09/25/2062 ~		153,905	136,254
NRPLM Trust
0.000% due 09/27/2063 ~		6,747	5,368
4.439% due 11/25/2063 ~		7,498	6,271
4.459% due 09/27/2062		6,504	5,310
NYMT Loan Trust
3.215% due 07/25/2061		3,000	2,628
3.750% due 02/25/2068 ~		10,818	10,116
3.750% due 11/25/2069 ~		45,442	43,928
5.379% due 06/25/2069 ~		18,792	18,918
NYO Commercial Mortgage Trust 4.960% due 11/15/2038 •		26,300	26,280
OBX Trust
3.270% due 01/25/2062 ~		4,436	4,392
3.637% due 03/25/2053 ~		36,600	36,527
3.695% due 04/25/2053 ~		55,337	54,917
4.940% due 09/25/2062 þ		65,900	65,850
5.110% due 08/25/2062 þ		15,253	15,252
5.928% due 11/25/2063 þ		15,333	15,442
6.030% due 01/25/2064 þ		20,510	20,794
6.113% due 03/25/2063 þ		29,036	29,093
6.233% due 05/25/2064 þ		16,611	16,819
6.319% due 01/25/2062 þ		13,581	13,567
6.465% due 10/25/2063 þ		23,735	23,976
6.520% due 07/25/2063 þ		20,342	20,454
6.567% due 06/25/2063 þ		25,279	25,427
6.844% due 04/25/2063 þ		12,154	12,271
7.045% due 09/25/2063 þ		21,506	21,738
7.159% due 10/25/2063 þ		30,734	31,134
Oceanview Mortgage Trust 4.674% due 11/25/2054 •		12,872	12,889
PHH Alternative Mortgage Trust
4.546% due 07/25/2037 •		597	587
6.000% due 02/25/2037		1,991	1,664
PRET LLC 5.250% due 10/25/2055		173,598	173,685

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

PRET Trust
3.900% due 10/25/2063 ~		17,188	16,684
4.000% due 08/25/2064 þ		8,813	8,627
4.000% due 03/25/2065 þ		119,110	117,021
4.000% due 07/25/2069 þ		3,662	3,592
4.075% due 06/25/2064 ~		18,039	17,403
4.150% due 04/25/2065 þ		34,093	33,414
Prime Mortgage Trust
4.196% due 06/25/2036 •		4	4
7.000% due 07/25/2034		53	51
PRKCM Trust
5.101% due 10/25/2060 þ		8,285	8,306
6.333% due 03/25/2059 þ		14,842	14,997
6.431% due 05/25/2059 þ		637	645
6.584% due 09/25/2058 þ		23,088	23,233
7.225% due 11/25/2058 þ		13,607	13,778
Proteus RMBS DAC
0.000% due 10/29/2054 ~	EUR	1,219	0
0.000% due 10/29/2054 (b)		85,302	70,133
2.984% due 10/29/2054 •		72,550	83,981
3.434% due 10/29/2054 •		52,929	60,790
3.734% due 10/29/2054 •		38,495	43,814
4.714% due 10/29/2054 •		28,871	32,799
6.584% due 10/29/2054 •		24,059	27,256
PRPM LLC
3.750% due 03/25/2054 þ		$6,530	6,439
3.750% due 04/25/2055 þ		21,127	20,672
4.000% due 06/25/2053 þ		27,644	27,451
4.000% due 11/25/2053 þ		2,907	2,884
4.000% due 01/25/2054 þ		1,603	1,586
4.000% due 05/25/2054 þ		647	641
4.000% due 07/25/2054 þ		677	671
4.000% due 08/25/2054 þ		651	644
4.000% due 11/25/2054 þ		24,735	24,293
4.000% due 10/25/2064 þ		57,010	56,180
4.200% due 12/25/2064 þ		11,984	11,866
4.500% due 08/25/2055 þ		14,532	14,434
4.500% due 06/25/2065 «þ		151,400	149,198
4.839% due 10/25/2055 þ		6,031	6,039
4.990% due 12/25/2055 þ		36,800	36,794
5.250% due 07/25/2055 þ		10,137	10,232
5.385% due 10/25/2030 þ		37,024	37,106
5.503% due 08/25/2030 þ		71,832	72,064
5.699% due 11/25/2029 þ		7,471	7,479
5.729% due 07/25/2030 þ		10,853	10,870
5.774% due 08/25/2028 þ		29,759	29,829
5.870% due 11/25/2029 þ		25,752	25,785
5.897% due 12/25/2029 þ		23,651	23,690
6.179% due 06/25/2030 þ		27,566	27,639
6.255% due 05/25/2030 þ		7,200	7,219
PRPM Trust
5.228% due 08/25/2069 þ		8,758	8,766
5.674% due 12/26/2069 þ		13,177	13,281
5.802% due 11/25/2069 þ		31,243	31,527
6.221% due 11/25/2068 þ		4,512	4,560
6.250% due 08/25/2068 þ		21,940	22,061
6.265% due 12/25/2068 þ		7,179	7,266
6.327% due 06/25/2069 þ		14,920	15,119
RALI Trust
1.361% due 12/26/2034 ~		131	57
3.996% due 02/25/2047 •		30,974	9,364
4.080% due 11/25/2037 ~		6,203	5,181
4.096% due 02/25/2036 •		5,383	3,477
4.099% due 08/25/2035 ~		534	184
4.146% due 08/25/2035 •		2,075	1,433
4.146% due 04/25/2037 •		2,136	1,622
4.146% due 02/25/2047 •		6,772	6,300
4.176% due 03/25/2037 •		153	27
4.186% due 01/25/2037 •		1,780	1,589
4.196% due 01/25/2036 •		1,758	1,257
4.206% due 05/25/2036 •		4,873	4,507
4.206% due 07/25/2036 •		21,041	6,713
4.206% due 09/25/2036 •		4,869	4,577
4.206% due 11/25/2036 •		1,653	829
4.206% due 01/25/2037 •		444	303
4.206% due 06/25/2046 •		40,046	8,215
4.226% due 09/25/2036 •		2,266	2,125
4.246% due 06/25/2036 •		99	73
4.246% due 05/25/2047 •		4,056	3,821
4.256% due 09/25/2046 •		1,663	1,671
4.276% due 05/25/2046 •		10,682	9,702
4.366% due 12/25/2045 •		8,658	7,226
4.386% due 02/25/2046 •		3,884	1,393
4.386% due 05/25/2046 •		560	437
4.406% due 12/25/2045 •		283	161
4.446% due 04/25/2036 •		15,480	13,978

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

4.446% due 08/25/2036 •		2,785	2,213
4.546% due 11/25/2035 •		1,727	1,438
4.988% due 08/25/2035 ~		1,566	1,305
5.029% due 01/25/2046 •		8,674	6,775
5.096% due 12/25/2035 ~		862	794
5.134% due 07/25/2035 ~		2,204	1,105
5.225% due 12/25/2035 ~		5,686	5,009
5.243% due 04/25/2035 ~		6,874	4,770
5.314% due 07/25/2035 ~		637	601
5.389% due 09/25/2045 •		223	194
5.500% due 08/25/2035		919	672
5.500% due 03/25/2037		478	397
5.500% due 06/25/2037		2,732	2,183
5.529% due 08/25/2035 •		134	104
5.560% due 07/25/2035 ~		4,283	2,934
5.750% due 01/25/2037		1,703	1,286
6.000% due 08/25/2035		273	244
6.000% due 10/25/2035		5,294	1,605
6.000% due 12/25/2035		3,944	3,444
6.000% due 06/25/2036		242	199
6.000% due 08/25/2036		13,178	11,187
6.000% due 09/25/2036		1,577	1,271
6.000% due 01/25/2037		1,226	944
6.000% due 02/25/2037		6,558	5,399
6.000% due 03/25/2037		5,014	4,342
6.000% due 05/25/2037		5,792	4,884
6.000% due 06/25/2037		10,386	8,561
6.500% due 08/25/2036		11,027	9,232
6.500% due 02/25/2037		3,655	3,103
6.750% due 06/25/2037		6,084	2,227
7.149% due 08/25/2047 •		62,315	9,243
RBSSP Resecuritization Trust
3.605% due 09/28/2047 ~		69,822	49,682
4.120% due 08/26/2045 •		75	74
4.146% due 12/26/2036 ~		9,534	9,056
4.167% due 12/26/2036 ~		1,382	1,139
4.287% due 03/26/2037 •		22,449	19,314
4.309% due 06/27/2036 •		1,000	899
4.489% due 02/28/2047 ~		10,155	6,840
4.492% due 10/26/2036 ~		5,706	5,341
4.569% due 02/26/2037 •		7,323	5,420
4.715% due 03/26/2036 ~		4,328	2,885
4.830% due 01/26/2036 •		1,122	1,068
5.569% due 12/26/2037 •		16,019	13,893
5.819% due 12/26/2037 •		17,368	15,027
RCKT Mortgage Trust
5.158% due 10/25/2044 þ		22,424	22,512
5.472% due 06/25/2055 þ		69,672	70,391
5.553% due 03/25/2055 þ		41,220	41,666
5.582% due 12/25/2044 þ		36,161	36,558
5.653% due 01/25/2045 þ		38,041	38,446
5.846% due 08/25/2044 þ		35,896	36,275
6.808% due 09/25/2043 ~		6,397	6,457
RCO X Mortgage LLC 5.418% due 10/25/2030 þ		93,130	92,256
Regal Trust IV 4.456% due 09/29/2031 •		14	14
Residential Asset Mortgage Products Trust
7.000% due 11/25/2031		34	30
7.500% due 07/25/2032		294	81
Residential Asset Securitization Trust
2.844% due 04/25/2037 •(a)		9,697	1,217
4.146% due 07/25/2035 •		2,739	1,183
4.156% due 04/25/2037 •		9,697	1,785
4.196% due 06/25/2036 •		5,908	1,533
4.296% due 11/25/2034 •		540	507
4.396% due 08/25/2033 •		393	362
4.546% due 07/25/2036 •		3,962	2,511
4.554% due 01/25/2034 ~		64	61
5.250% due 09/25/2033		264	264
5.500% due 07/25/2035		5,113	2,933
5.500% due 09/25/2035		18,454	7,754
6.000% due 02/25/2036		6,494	2,424
6.000% due 09/25/2036		4,452	1,282
6.000% due 11/25/2036		6,418	2,147
6.000% due 01/25/2037		3,334	1,083
6.000% due 03/25/2037		6,781	2,075
6.000% due 04/25/2037		533	265
6.000% due 05/25/2037		6,327	3,101
6.000% due 07/25/2037		9,959	3,600
6.000% due 08/25/2037		633	292
6.250% due 11/25/2036		11,798	4,110
6.500% due 09/25/2036		3,269	939
6.500% due 04/25/2037		19,161	5,105
Residential Mortgage Securities 33 PLC
0.000% due 06/20/2048	GBP	950	18

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

4.762% due 06/20/2048 •		201,277	271,916
5.262% due 06/20/2048 •		28,170	38,091
5.662% due 06/20/2048 •		24,420	33,128
6.512% due 06/20/2048 •		12,198	16,613
7.762% due 06/20/2048 •		11,272	15,296
8.762% due 06/20/2048 •		9,398	12,700
10.262% due 06/20/2048 •		21,625	29,747
Resloc U.K. PLC 2.260% due 12/15/2043 •	EUR	3,252	3,720
RFMSI Trust
4.202% due 08/25/2035 ~		$1,372	538
5.433% due 11/25/2036 ~		957	808
5.500% due 03/25/2036		219	177
5.500% due 03/25/2037		1,753	1,227
5.569% due 09/25/2036 ~		5	5
5.714% due 07/27/2037 ~		87	69
5.732% due 10/25/2037 ~		4,087	2,470
5.750% due 09/25/2036		246	193
5.865% due 10/25/2037 ~		2,017	1,814
6.000% due 04/25/2037 •		46	36
6.000% due 04/25/2037		878	677
6.000% due 10/25/2037		297	136
6.004% due 04/25/2037 ~		207	179
6.500% due 03/25/2032		15	16
Ripon Investments Financing Ltd. 0.000% due 11/29/2052 «(l)	GBP	4,942	6,523
Ripon Mortgages PLC
0.000% due 08/28/2056 ~(a)		2,143	995
0.000% due 08/28/2056		73,909	96,967
4.527% due 08/28/2056 •		634,568	855,499
4.827% due 08/28/2056 •		98,285	132,710
5.027% due 08/28/2056 •		85,685	115,221
5.427% due 08/28/2056 •		44,102	59,344
6.327% due 08/28/2056 •		18,901	25,230
6.827% due 08/28/2056 •		3,094	4,160
7.827% due 08/28/2056 •		16,380	21,990
RMAC No. 3 PLC 5.057% due 02/15/2047 •		6,292	8,498
RMAC Securities No. 1 PLC
2.179% due 06/12/2044 •	EUR	946	1,089
2.352% due 06/12/2044 •		1,885	2,146
4.059% due 06/12/2044 •	GBP	6,453	8,512
4.079% due 06/12/2044 •		30,607	40,561
4.147% due 06/12/2044 •		$15,837	15,457
Ronda RMBS DAC
0.000% due 10/28/2075	EUR	7,181	6,324
2.780% due 10/28/2075 •		239,347	279,764
3.480% due 10/28/2075 •		18,271	21,199
3.980% due 10/28/2075 •		16,443	19,081
4.480% due 10/28/2075 •		10,962	12,618
4.980% due 10/28/2075 •		11,876	13,461
5.480% due 10/28/2075 •		5,481	6,110
8.000% due 10/28/2075		63,034	22,112
Roundstone Securities No. 2 DAC
0.000% due 06/28/2058 ~		2	0
1.000% due 06/28/2058 ~		23,143	24,303
2.918% due 06/28/2058 •		370,537	436,260
3.018% due 06/28/2058 •		39,593	46,556
3.218% due 06/28/2058 •		33,617	39,397
4.000% due 06/28/2058 ~		63,499	19,133
4.018% due 06/28/2058 •		28,014	32,745
5.018% due 06/28/2058 •		16,808	19,567
5.518% due 06/28/2058 •		8,964	10,293
Santander Mortgage Asset Receivable Trust 5.545% due 01/25/2065 þ		$1,733	1,746
Seasoned Credit Risk Transfer Trust 5.000% due 11/25/2064 ~		7,100	6,080
Sequoia Mortgage Trust
3.125% due 08/20/2047 ~		2,384	1,610
3.427% due 07/20/2037 ~		2,428	1,833
3.544% due 09/20/2046 ~		169	111
4.224% due 07/20/2037 ~		411	328
4.245% due 02/20/2047 ~		1,128	869
4.329% due 09/20/2046 ~		1,321	734
4.468% due 08/20/2034 •		108	100
4.507% due 11/25/2063 ~		20,213	20,286
4.508% due 06/20/2033 •		25	25
4.528% due 10/20/2034 •		993	917
4.548% due 07/20/2033 •		78	78
4.608% due 04/20/2033 •		15	15
4.613% due 10/20/2034 •		19	15
4.818% due 11/20/2034 •		56	52
5.061% due 10/25/2055 ~		14,506	14,559
5.278% due 04/20/2033 •		117	115
Sequoia Mortgage Trust 10
4.648% due 10/20/2027 •		3	3

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

SFO Commercial Mortgage Trust 5.014% due 05/15/2038 •		1,900	1,897
SMRT Commercial Mortgage Trust 4.751% due 01/15/2039 •		74,604	74,623
SRT Issuer I LLC 0.000% due 10/01/2031 «•		136,738	137,028
SRT Issuer II LLC 0.000% due 12/02/2031 «•(l)		167,500	167,654
STARM Mortgage Loan Trust
4.242% due 06/25/2037 ~		1,955	1,742
5.860% due 02/25/2037 ~		1,474	1,265
5.886% due 04/25/2037 ~		903	483
Stratton Mortgage Funding PLC
4.641% due 06/28/2050 •	GBP	24,996	33,705
4.891% due 06/20/2060 •		116,812	157,619
Structured Adjustable Rate Mortgage Loan Trust
3.701% due 08/25/2036 ~		$9,592	7,481
3.834% due 05/25/2036 ~		4,259	3,258
3.873% due 05/25/2036 ~		3,272	1,834
3.906% due 11/25/2035 ~		111	104
4.057% due 02/25/2036 ~		289	249
4.146% due 09/25/2034 •		127	119
4.146% due 02/25/2037 •		1,343	1,362
4.166% due 12/25/2036 •		1,330	1,330
4.206% due 07/25/2035 •		371	182
4.209% due 08/25/2047 ~		1,442	1,347
4.230% due 03/25/2035 ~		7,556	6,356
4.252% due 09/25/2036 ~		5,705	3,827
4.261% due 01/25/2036 ~		2,448	1,305
4.266% due 07/25/2037 ~		23	15
4.302% due 11/25/2035 ~		24	22
4.306% due 09/25/2036 ~		5,535	5,110
4.346% due 10/25/2034 •		221	202
4.396% due 01/25/2035 •		10	9
4.408% due 01/25/2037 ~		2,481	1,780
4.430% due 06/25/2036 ~		2,219	1,268
4.473% due 08/25/2035 ~		679	588
4.491% due 04/25/2035 •		394	408
4.543% due 04/25/2035 ~		26	24
4.600% due 07/25/2035 ~		1,150	1,015
4.605% due 12/25/2035 ~		126	72
4.632% due 11/25/2035 ~		188	121
4.664% due 12/25/2034 ~		15	14
4.737% due 05/25/2035 ~		850	711
4.764% due 02/25/2036 ~		4,417	2,355
4.779% due 12/25/2035 ~		77	52
4.780% due 09/25/2035 ~		588	520
5.005% due 03/25/2036 ~		428	341
5.010% due 09/25/2036 ~		1,984	1,193
5.105% due 04/25/2034 ~		4	4
5.159% due 02/25/2035 ~		544	537
5.234% due 10/25/2034 ~		536	513
5.259% due 05/25/2035 ~		2,419	1,684
5.302% due 10/25/2035 ~		772	715
5.361% due 09/25/2034 ~		154	150
5.421% due 10/25/2034 ~		18	18
5.472% due 07/25/2034 ~		622	611
5.547% due 03/25/2035 ~		175	160
5.630% due 10/25/2037 •		2,580	2,376
5.665% due 11/25/2034 ~		1,016	971
5.717% due 12/25/2034 ~		68	67
5.800% due 01/25/2035 ~		489	481
5.901% due 02/25/2034 ~		196	186
5.988% due 02/25/2034 ~		144	141
6.088% due 04/25/2034 ~		6	6
6.146% due 12/25/2037 •		8,024	6,943
6.763% due 03/25/2034 ~		198	194
Structured Asset Mortgage Investments II Trust
3.493% due 05/25/2047 ~		21,153	17,027
3.662% due 05/25/2045 ~		45	38
3.966% due 08/25/2036 •		3,924	3,528
4.166% due 01/25/2037 •		1,770	1,617
4.206% due 06/25/2036 •		5,024	4,186
4.206% due 01/25/2037 •		4,389	3,984
4.206% due 07/25/2046 •		4,972	4,380
4.226% due 06/25/2036 •		948	946
4.226% due 07/25/2046 •		11,466	8,442
4.246% due 05/25/2036 •		6,037	5,071
4.246% due 10/25/2036 •		1,642	1,507
4.266% due 04/25/2036 •		4,508	4,144
4.266% due 05/25/2036 •		102	73
4.266% due 08/25/2036 •		12,356	10,405
4.266% due 05/25/2046 •		83	60
4.266% due 09/25/2047 •		8,586	7,767
4.286% due 09/25/2047 •		7,058	6,381
4.306% due 02/25/2036 •		24,803	21,909

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

4.306% due 07/25/2036 •		7	3
4.306% due 05/25/2045 •		2,400	2,305
4.346% due 07/19/2035 •		653	636
4.406% due 02/25/2036 •		5,400	4,628
4.446% due 08/25/2036 •		3,420	2,556
4.526% due 05/19/2035 •		352	341
4.696% due 05/25/2047 •		2,400	1,995
4.847% due 05/25/2036 ~		149	27
4.946% due 09/25/2047 •		10,912	9,542
5.489% due 03/25/2046 •		20	19
6.159% due 02/19/2035 ~		1	1
Structured Asset Securities Corp.
4.196% due 03/25/2035 •		1,847	1,663
4.196% due 04/25/2035 •		184	168
Structured Asset Securities Corp. Mortgage Loan Trust 4.566% due 11/25/2035 •		998	833
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.524% due 09/25/2033 ~		72	58
4.471% due 09/25/2033 ~		384	352
4.859% due 01/25/2034 ~		29	28
5.335% due 11/25/2033 ~		415	403
5.508% due 09/25/2033 ~		41	40
5.509% due 12/25/2033 ~		545	542
5.546% due 11/25/2033 ~		11	11
5.815% due 12/25/2033 ~		731	711
5.846% due 12/25/2033 ~		152	149
5.881% due 03/25/2033 ~		30	30
6.302% due 03/25/2033 ~		445	401
6.414% due 07/25/2033 ~		45	44
6.494% due 01/25/2034 ~		4	4
6.576% due 11/25/2033 ~		147	149
6.846% due 07/25/2032 •		764	714
6.996% due 11/25/2032 ~		53	53
Structured Asset Securities Corp. Trust
5.500% due 04/25/2035		725	686
5.750% due 04/25/2035		4,596	2,066
Terwin Mortgage Trust 4.260% due 10/25/2037 •		43,455	12,996
Thornburg Mortgage Securities Trust
3.010% due 03/25/2044 ~		806	790
4.326% due 04/25/2036 •		3,223	3,039
4.386% due 03/25/2044 •		23	22
4.457% due 10/25/2043 ~		617	557
4.578% due 03/25/2044 ~		2,041	1,987
4.775% due 04/25/2038 ~		7,612	4,789
4.991% due 04/25/2045 ~		82	81
5.221% due 12/25/2044 ~		3,537	3,404
5.396% due 10/25/2043 ~		99	93
5.510% due 04/25/2038 ~		5,353	4,233
Tib Finance PLC 7.111% due 11/15/2034 «(l)		60,100	60,434
Towd Point Mortgage Funding - Granite 6 PLC 4.856% due 07/20/2053 •	GBP	392,386	529,414
Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		$2,132	2,060
3.000% due 10/25/2057 ~		8,700	8,405
3.000% due 06/25/2058 ~		16,981	13,855
3.750% due 03/25/2058 ~		24,668	21,970
3.750% due 09/25/2062		87,465	84,397
3.902% due 01/25/2063 ~		8,504	7,586
4.078% due 04/25/2056 ~		1,000	952
4.081% due 04/25/2055 ~		20,000	19,644
4.208% due 03/25/2054 ~		24,000	23,611
4.578% due 10/27/2064 ~		66,147	66,401
4.606% due 10/25/2064 ~		153,470	154,119
5.033% due 07/25/2065 ~		37,813	38,208
5.725% due 11/25/2064 þ		29,164	29,457
Tower Bridge Funding PLC 5.031% due 01/20/2066 •	GBP	86,024	116,092
Trinity Square PLC 4.844% (SONIO/N + 0.900%) due 07/15/2059 ~		144,725	195,209
Uropa Securities PLC
2.219% due 10/10/2040 •	EUR	2,004	2,346
4.272% due 10/10/2040 •	GBP	5,974	8,026
4.322% due 10/10/2040 •		1,983	2,637
Valley Funding PLC
0.000% due 05/16/2066		48,365	57,622
4.857% due 05/16/2066 •		254,715	343,284
5.357% due 05/16/2066 •		29,536	39,841
5.857% due 05/16/2066 •		30,820	41,509
6.857% due 05/16/2066 •		15,924	21,459
7.857% due 05/16/2066 •		10,274	13,854
9.357% due 05/16/2066 •		5,650	7,647
VASA Trust 4.765% due 07/15/2039 •		$17,800	17,578

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

Verus Securitization Trust
4.260% due 02/25/2067 þ	22,060	21,263
4.858% due 12/25/2070 þ	53,500	53,610
5.086% due 07/25/2067 ~	45,700	45,847
5.218% due 09/25/2069 ~	22,746	22,789
5.364% due 10/25/2069 ~	15,448	15,541
5.402% due 05/25/2065 þ	28,497	28,716
5.799% due 07/25/2069 þ	26,191	26,430
5.811% due 05/25/2068 þ	18,896	18,915
5.850% due 12/25/2067 þ	12,042	12,013
5.930% due 03/25/2068 þ	18,411	18,421
5.999% due 02/25/2068 þ	11,051	11,034
6.116% due 03/25/2069 þ	41,806	42,268
6.192% due 06/25/2069 þ	26,627	26,967
6.218% due 06/25/2069 þ	23,186	23,502
6.259% due 12/25/2068 þ	12,682	12,810
6.338% due 04/25/2069 þ	17,440	17,649
6.443% due 08/25/2068 þ	18,159	18,261
6.476% due 06/25/2068 þ	11,521	11,570
6.665% due 09/25/2068 þ	40,558	40,920
6.876% due 11/25/2068 ~	12,188	12,368
7.070% due 10/25/2068 þ	39,151	39,676
Visio Trust 6.598% due 10/25/2058 þ	14,373	14,449
Wachovia Mortgage Loan Trust LLC
0.000% due 01/25/2037 •	21,623	7,463
1.769% due 08/25/2036 •	18,565	6,162
2.857% due 05/20/2036 ~	250	236
6.359% due 08/20/2035 ~	240	236
6.708% due 10/20/2035 ~	101	98
6.710% due 10/20/2035 ~	358	351
6.738% due 10/20/2035 ~	48	46
WaMu Mortgage Pass-Through Certificates Trust
3.404% due 06/25/2037 ~	11,214	9,163
3.410% due 05/25/2037 ~	4,610	3,809
3.476% due 01/25/2037 ~	2,721	2,276
3.485% due 01/25/2037 ~	1,572	1,357
3.664% due 01/25/2037 ~	4,774	4,152
3.665% due 10/25/2036 ~	459	418
3.790% due 10/25/2036 ~	110	100
3.860% due 11/25/2036 ~	348	303
3.873% due 05/25/2037 ~	469	412
3.878% due 12/25/2046 •	6,479	5,693
3.930% due 06/25/2037 ~	2,648	2,321
3.979% due 03/25/2037 ~	11,593	10,070
4.002% due 11/25/2036 ~	1,364	1,231
4.028% due 06/25/2037 ~	1,081	953
4.041% due 03/25/2037 ~	5,549	4,965
4.104% due 02/25/2037 ~	1,381	1,191
4.123% due 05/25/2046 •	7,953	7,267
4.127% due 12/25/2036 ~	26	23
4.146% due 12/25/2036 ~	2,188	2,074
4.173% due 02/25/2037 ~	6,693	6,038
4.176% due 02/25/2037 ~	11,673	10,906
4.182% due 07/25/2037 ~	36,079	33,135
4.237% due 04/25/2037 ~	6,129	5,607
4.306% due 04/25/2045 •	4,911	4,786
4.366% due 11/25/2045 •	1,374	1,301
4.373% due 01/25/2036 ~	466	436
4.386% due 12/25/2045 •	1,397	1,304
4.394% due 02/25/2037 ~	5,569	5,168
4.426% due 07/25/2045 •	2,631	2,540
4.426% due 12/25/2045 •	1,963	1,811
4.433% due 08/25/2036 ~	7,545	6,813
4.466% due 01/25/2045 •	253	254
4.475% due 08/25/2046 ~	34	32
4.482% due 09/25/2036 ~	4,010	3,789
4.486% due 08/25/2045 •	11,264	11,312
4.506% due 01/25/2045 •	1,243	1,248
4.509% due 10/25/2035 ~	1,352	1,240
4.526% due 01/25/2045 •	1,478	1,441
4.546% due 01/25/2045 •	21	21
4.558% due 01/25/2036 ~	156	153
4.566% due 11/25/2034 •	2,020	2,008
4.569% due 03/25/2036 ~	1,182	1,073
4.586% due 11/25/2034 •	692	680
4.606% due 01/25/2045 •	586	589
4.626% due 10/25/2044 •	542	535
4.642% due 09/25/2035 ~	147	140
4.646% due 10/25/2044 •	703	679
4.651% due 07/25/2037 ~	1,206	1,100
4.686% due 12/25/2035 ~	7,087	6,693
4.726% due 11/25/2034 •	14	13
4.726% due 07/25/2044 •	2,181	2,129
4.729% due 02/25/2047 •	11,443	10,726
4.729% due 03/25/2047 •	13,681	12,259

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

4.746% due 08/25/2045 •		1,199	1,193
4.759% due 01/25/2047 •		558	542
4.769% due 01/25/2047 •		2,471	2,309
4.774% due 01/25/2036 ~		703	676
4.779% due 06/25/2047 •		6,930	5,966
4.789% due 04/25/2047 •		1,436	1,322
4.869% due 11/25/2046 •		4,873	4,246
4.909% due 10/25/2046 •		21,811	19,411
4.916% due 03/25/2035 ~		393	392
4.966% due 01/25/2035 ~		639	622
4.989% due 09/25/2046 •		3,341	2,791
4.996% due 06/25/2033 •		218	215
5.009% due 06/25/2046 •		403	382
5.009% due 07/25/2046 •		3,244	3,080
5.019% due 06/25/2046 •		1,005	938
5.029% due 02/25/2046 •		4,637	4,109
5.077% due 07/25/2046 •		5,005	4,646
5.229% due 11/25/2042 •		61	59
5.241% due 08/25/2034 ~		214	204
5.396% due 11/25/2033 •		240	232
5.406% due 10/25/2045 •		419	413
5.429% due 08/25/2042 •		36	35
5.450% due 09/25/2033 ~		570	561
5.494% due 02/25/2033 ~		116	115
5.644% due 08/25/2033 ~		106	104
6.075% due 12/25/2032 ~		76	74
6.169% due 06/25/2033 ~		244	240
WaMu Mortgage-Backed Pass-Through Certificates 5.917% due 12/19/2039 ~		67	67
Warwick Finance Residential Mortgages Number Three PLC
0.000% due 12/21/2049	GBP	7	39,952
4.712% due 12/21/2049 •		91,983	124,113
5.412% due 12/21/2049 •		46,014	62,226
5.912% due 12/21/2049 •		23,010	30,930
6.412% due 12/21/2049 •		13,146	17,643
6.912% due 12/21/2049 •		13,146	17,507
Washington Mutual Mortgage Pass-Through Certificates Trust
3.911% due 09/25/2036 þ		$26,843	7,033
4.099% due 10/25/2036 þ		52	17
4.165% due 10/25/2036 þ		6,261	1,680
4.226% due 07/25/2046 •		203	175
4.246% due 07/25/2035 •		541	474
4.296% due 05/25/2035 •		2,426	2,054
4.306% due 12/25/2036 •		2,332	1,961
4.366% due 12/25/2035 •		1,239	1,119
4.446% due 03/25/2036 •		716	658
4.729% due 01/25/2047 •		12,749	11,188
4.729% due 04/25/2047 •		2,919	2,452
4.749% due 12/25/2046 •		4,205	3,504
4.799% due 04/25/2047 •		4,111	3,465
4.879% due 10/25/2046 •		9,384	8,348
4.949% due 09/25/2046 •		12,896	10,913
4.969% due 04/25/2046 •		21,365	19,686
4.999% due 05/25/2046 •		1,841	1,656
5.296% due 09/25/2035 •		282	248
5.500% due 06/25/2035		923	811
5.500% due 08/25/2035		791	708
5.500% due 11/25/2035		293	241
5.500% due 04/25/2037		4,324	4,261
5.750% due 11/25/2035		366	348
5.750% due 01/25/2036		2,535	2,173
6.000% due 11/25/2035		915	911
6.000% due 04/25/2036		1,773	1,567
6.000% due 04/25/2037		3,952	3,495
6.500% due 11/25/2035		464	331
6.500% due 03/25/2036		8,070	6,477
6.500% due 07/25/2036 þ		1,345	282
6.500% due 08/25/2036		12,909	11,479
6.721% due 07/25/2036 þ		20,583	4,304
6.949% due 07/25/2036 þ		1,872	391
7.000% due 05/25/2036 þ		2,463	2,182
Washington Mutual MSC Mortgage Pass-Through Certificates Trust
3.725% due 06/25/2033 ~		116	108
5.319% due 05/25/2033 ~		382	389
7.500% due 04/25/2033		3	3
Wells Fargo Alternative Loan Trust 6.000% due 07/25/2037		283	258
Wells Fargo Commercial Mortgage Trust
0.928% due 01/15/2052 ~(a)		111,696	2,435
1.578% due 10/15/2049 ~(a)		220,536	1,218
5.343% due 10/15/2042 •		54,900	55,059
5.393% due 07/15/2037 •		48,500	48,639
Wells Fargo Mortgage Loan Trust
4.429% due 09/27/2047 •		13,469	12,585
4.499% due 12/27/2046 ~		11,219	5,338

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

Wells Fargo Mortgage-Backed Securities Trust
5.851% due 11/25/2037 ~		11	10
5.917% due 01/25/2038 ~		2,889	2,628
5.976% due 10/25/2036 ~		747	703
6.000% due 06/25/2036		244	219
6.000% due 06/25/2037		293	275
6.000% due 11/25/2037		456	447
6.064% due 04/25/2036 ~		1,182	1,171
6.193% due 08/25/2036 ~		308	291
6.235% due 04/25/2037 ~		57	50
6.458% due 08/25/2035 ~		48	48
6.497% due 10/25/2036 ~		1,043	960
6.673% due 04/25/2036 ~		441	437
6.689% due 10/25/2034 ~		10	10
WSTN Trust 6.297% due 07/05/2037 ~		66,300	67,545

Total Non-Agency Mortgage-Backed Securities (Cost $66,514,938)			64,773,656

ASSET-BACKED SECURITIES 19.5%
AUTOMOBILE ABS OTHER 0.5%
Ally Bank Auto Credit-Linked Notes
5.117% due 09/15/2032		4,648	4,693
5.215% due 09/15/2032		3,021	3,049
Bumper NL BV 2.561% due 03/21/2036 •	EUR	5,798	6,824
CarMax Select Receivables Trust
4.664% due 05/15/2028 •		$21,826	21,840
4.714% due 09/15/2027 •		1,146	1,147
Carvana Auto Receivables Trust
2.900% due 03/10/2028		3,737	3,668
4.550% due 01/10/2028		1,799	1,793
CPS Auto Receivables Trust
6.040% due 07/16/2029		21,797	21,945
6.270% due 10/15/2029		27,010	27,194
Exeter Automobile Receivables Trust 5.750% due 07/17/2028		25,232	25,334
Flagship Credit Auto Trust 4.760% due 05/17/2027		612	611
GLS Auto Receivables Issuer Trust
4.890% due 04/16/2029		23,400	23,556
5.080% due 01/16/2029		13,000	13,083
Golden Bar Securitisation SRL 3.085% due 09/22/2043 •	EUR	14,201	16,794
Lucca Finance DAC
0.000% due 12/27/2041		6,055	37,800
0.000% due 12/27/2041 •		419,283	493,249
Red & Black Auto Italy SRL 2.704% due 07/28/2036 •		6,117	7,216
Santander Bank Auto Credit-Linked Notes
4.965% due 01/18/2033		$1,644	1,656
5.141% due 01/18/2033		3,821	3,848
Santander Drive Auto Receivables Trust
4.930% due 09/17/2029		37,500	37,798
5.240% due 05/15/2028		17,173	17,205
5.470% due 12/16/2030		79,500	80,769
5.610% due 07/17/2028		36,997	37,125
5.770% due 11/15/2030		110,000	112,085
Taupe Funding Trust I
0.000% due 08/20/2031 «		95	18,672
6.160% due 08/20/2031		12,607	12,825
Westlake Automobile Receivables Trust 4.644% due 08/16/2027 •		3,489	3,490

			1,035,269

AUTOMOBILE SEQUENTIAL 2.2%
Ally Auto Receivables Trust 4.140% due 07/16/2029		40,660	40,737
Ally Bank Auto Credit-Linked Notes 4.970% due 09/15/2032		8,483	8,568
American Credit Acceptance Receivables Trust
4.730% due 01/12/2029		9,273	9,301
4.810% due 03/13/2028		1,210	1,210
American Heritage Auto Receivables Issuer Trust 4.480% due 08/15/2028		19,600	19,649
American Heritage Auto Receivables Trust 4.830% due 03/15/2028		6,073	6,087
AmeriCredit Automobile Receivables Trust
4.220% due 03/19/2029		49,600	49,689
5.430% due 01/18/2029		67,956	68,479
ARI Fleet Lease Trust 4.380% due 01/17/2034		25,883	25,975

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

Arivo Acceptance Auto Loan Receivables Trust 4.920% due 05/15/2029		4,700	4,698
Avis Budget Rental Car Funding AESOP LLC
5.130% due 10/20/2028		86,416	87,808
5.440% due 02/22/2028		16,865	17,075
5.780% due 04/20/2028		35,413	36,047
6.120% due 04/20/2027		29,153	29,257
Bank of America Auto Trust 5.530% due 02/15/2028		7,328	7,381
Bayview Opportunity Master Fund VII Trust 5.660% due 03/15/2028		9,410	9,441
BMW Canada Auto Trust 4.844% due 07/20/2027	CAD	7,225	5,290
BMW Vehicle Lease Trust 4.180% due 10/25/2027		$60,900	61,105
BofA Auto Trust 5.350% due 11/15/2028		16,021	16,187
Bridgecrest Lending Auto Securitization Trust
4.720% due 09/15/2028		25,200	25,252
4.730% due 02/15/2028		11,587	11,606
4.840% due 09/15/2027		2,078	2,078
5.340% due 04/17/2028		6,388	6,399
CarMax Auto Owner Trust
4.670% due 12/15/2027		11,510	11,529
4.920% due 10/16/2028		5,682	5,727
5.340% due 08/16/2027		720	722
5.500% due 01/16/2029		76,300	77,366
5.650% due 05/17/2027		1,487	1,488
6.000% due 07/17/2028		6,622	6,709
CarMax Select Receivables Trust
4.190% due 03/15/2029		58,800	58,883
4.760% due 05/15/2028		26,899	26,960
5.400% due 11/15/2028		7,100	7,166
5.780% due 09/15/2027		1,985	1,989
Carvana Auto Receivables Trust
4.070% due 02/12/2029		109,703	109,742
4.260% due 10/10/2029		44,692	44,797
4.310% due 09/10/2030		26,200	26,393
4.500% due 06/12/2028		12,271	12,284
4.530% due 01/10/2029		52,000	52,109
4.550% due 05/10/2030		91,400	91,981
4.620% due 02/10/2028		6,190	6,195
4.640% due 01/10/2030		34,800	35,024
4.680% due 02/10/2028		12,792	12,825
4.740% due 12/10/2030		20,300	20,652
4.740% due 04/10/2031		61,238	62,157
4.780% due 05/10/2028		5,015	5,023
4.840% due 12/10/2027		2,173	2,174
4.850% due 06/12/2028		2,000	2,013
4.910% due 08/10/2029		14,300	14,414
5.050% due 04/10/2029		13,098	13,162
5.080% due 03/11/2030		23,200	23,579
5.210% due 06/10/2030		28,000	28,670
5.330% due 07/10/2029		32,591	32,844
5.380% due 03/12/2029		38,537	39,158
5.420% due 04/10/2028		19,540	19,603
5.620% due 01/10/2029		7,576	7,635
5.710% due 07/10/2028		16,030	16,087
5.710% due 07/10/2029		20,000	20,485
5.740% due 11/13/2029		9,100	9,371
5.820% due 08/10/2028		10,842	10,916
5.980% due 12/10/2027		2,448	2,453
6.160% due 10/10/2028		6,382	6,443
6.160% due 09/10/2029		15,200	15,733
Chase Auto Owner Trust
4.180% due 08/27/2029		27,000	27,098
4.400% due 11/26/2027		4,805	4,808
5.220% due 07/25/2029		54,900	55,560
5.250% due 09/27/2027		5,006	5,012
5.520% due 06/25/2029		132,333	134,217
5.530% due 09/27/2027		1,856	1,858
Citizens Auto Receivables Trust 5.840% due 01/18/2028		13,375	13,455
CPS Auto Receivables Trust
4.710% due 03/15/2029		22,627	22,688
4.910% due 06/15/2028		7,088	7,097
5.880% due 02/15/2028		3,819	3,824
Drive Auto Receivables Trust
4.140% due 09/15/2032		74,300	74,510
4.290% due 10/16/2028		125,300	125,405
4.500% due 09/15/2028		34,300	34,348
4.940% due 12/15/2027		3,762	3,764
Ent Auto Receivables Trust
6.240% due 01/16/2029		8,033	8,081
6.260% due 11/15/2029		4,000	4,092

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

Enterprise Fleet Financing LLC
4.560% due 11/20/2028		30,300	30,627
4.650% due 10/20/2027		17,592	17,670
4.690% due 07/20/2027		20,834	20,909
4.820% due 02/20/2029		17,800	18,113
4.980% due 08/21/2028		14,600	14,812
5.310% due 04/20/2027		7,715	7,743
Exeter Automobile Receivables Trust
4.450% due 03/15/2028		10,189	10,193
4.530% due 03/15/2028		43,111	43,177
4.780% due 06/15/2027		6,676	6,678
5.280% due 08/15/2030		5,050	5,054
Exeter Select Automobile Receivables Trust 4.540% due 06/15/2029		12,738	12,785
FCCU Auto Receivables Trust
5.460% due 04/15/2030		6,700	6,856
5.540% due 04/16/2029		16,800	16,968
5.760% due 11/15/2027		1,968	1,970
FHF Issuer Trust
4.920% due 02/15/2031		34,513	34,435
4.940% due 11/15/2030		17,772	17,741
5.690% due 02/15/2030		12,768	12,850
5.890% due 06/15/2030		9,950	10,014
6.790% due 10/15/2029		8,527	8,592
First Investors Auto Owner Trust 6.440% due 10/16/2028		6,825	6,877
Flagship Credit Auto Trust
4.880% due 11/15/2028		4,083	4,080
5.640% due 03/15/2028		8,535	8,551
Ford Auto Securitization Trust 5.053% due 07/15/2028	CAD	20,814	15,362
Ford Auto Securitization Trust II
3.724% due 11/15/2028		33,831	24,821
3.843% due 09/15/2030		29,300	21,594
Foursight Capital Automobile Receivables Trust 5.490% due 01/16/2029		$7,405	7,430
GLS Auto Receivables Issuer Trust
4.520% due 07/17/2028		61,600	61,714
4.750% due 07/17/2028		14,500	14,542
4.760% due 10/15/2027		5,039	5,041
5.020% due 04/17/2028		9,340	9,355
GLS Auto Select Receivables Trust
4.430% due 12/17/2029		23,408	23,499
4.460% due 10/15/2030		13,473	13,563
5.240% due 03/15/2030		8,010	8,066
5.580% due 06/17/2030		16,629	16,825
5.590% due 10/15/2029		5,205	5,261
5.960% due 10/16/2028		21,331	21,499
6.370% due 06/15/2028		5,734	5,760
GM Financial Automobile Leasing Trust 4.210% due 10/20/2027		36,300	36,363
GM Financial Consumer Automobile Receivables Trust
4.470% due 02/16/2028		8,934	8,951
5.130% due 04/16/2029		84,800	85,717
GMF Canada Leasing Trust
4.827% due 08/20/2029	CAD	23,700	17,403
4.883% due 12/21/2026		1,142	834
GreenState Auto Receivables Trust 5.530% due 08/16/2027		$1,498	1,498
Huntington Auto Trust 5.230% due 01/16/2029		49,956	50,455
Hyundai Auto Lease Securitization Trust 5.800% due 12/15/2026		7,218	7,225
Hyundai Auto Receivables Trust
4.410% due 05/15/2029		77,000	77,635
4.840% due 03/15/2029		57,200	57,854
5.540% due 10/16/2028		9,638	9,736
LAD Auto Receivables Trust
4.520% due 03/15/2029		12,900	12,959
4.600% due 12/15/2027		18,869	18,888
4.640% due 11/15/2027		4,829	4,832
5.460% due 07/16/2029		5,700	5,792
5.610% due 08/15/2028		9,448	9,504
Lendbuzz Securitization Trust
4.970% due 10/15/2029		13,087	13,093
5.100% due 10/15/2030		10,191	10,194
M&T Bank Auto Receivables Trust 5.220% due 02/17/2032		41,956	42,429
Mercedes-Benz Auto Receivables Trust 5.950% due 11/15/2028		12,565	12,736
Nissan Auto Receivables Owner Trust
4.340% due 03/15/2029		39,800	40,021
5.280% due 12/15/2028		17,363	17,520
5.930% due 03/15/2028		1,232	1,242
Octane Receivables Trust 4.940% due 05/20/2030		9,852	9,910

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

Oscar U.S. Funding XIII LLC 1.270% due 09/11/2028	1,390	1,349
Oscar U.S. Funding XVII LLC
4.470% due 03/12/2029	9,300	9,343
4.630% due 12/10/2027	14,061	14,071
PenFed Auto Receivables Owner Trust
4.120% due 09/15/2028	10,600	10,616
4.700% due 06/15/2029	28,600	28,734
5.040% due 09/15/2027	4,712	4,714
Porsche Innovative Lease Owner Trust
4.350% due 10/20/2027	41,000	41,088
4.470% due 12/21/2026	3,820	3,821
4.670% due 11/22/2027	38,800	38,960
4.840% due 01/20/2027	5,393	5,398
Research-Driven Pagaya Motor Asset Trust
4.731% due 07/27/2026	937	937
4.811% due 07/27/2026	23,276	23,300
5.124% due 04/25/2034	29,600	29,724
7.130% due 01/26/2032	12,673	12,693
Research-Driven Pagaya Motor Asset Trust V 5.320% due 09/25/2030	9,768	9,823
Research-Driven Pagaya Motor Trust 7.090% due 06/25/2032	4,154	4,176
Santander Bank Auto Credit-Linked Notes 4.911% due 01/18/2033	1,818	1,836
Santander Drive Auto Receivables Trust
4.280% due 01/15/2029	95,800	96,039
4.620% due 11/15/2028	18,785	18,818
4.630% due 10/16/2028	124,658	125,058
4.710% due 06/15/2028	69,540	69,650
4.850% due 01/16/2029	72,075	72,270
5.250% due 04/17/2028	1,300	1,301
5.630% due 01/16/2029	47,832	48,028
SBNA Auto Lease Trust
4.680% due 04/20/2027	11,235	11,246
4.830% due 04/20/2028	34,100	34,322
5.560% due 11/22/2027	46,145	46,393
6.520% due 04/20/2028	16,200	16,303
SBNA Auto Receivables Trust
5.210% due 04/16/2029	12,600	12,711
5.320% due 12/15/2028	21,320	21,396
SCCU Auto Receivables Trust
4.670% due 11/15/2028	25,908	25,983
5.110% due 06/15/2029	39,500	39,777
5.160% due 05/15/2030	36,300	36,980
5.450% due 12/15/2027	6,682	6,688
5.700% due 10/16/2028	14,365	14,470
5.700% due 08/15/2029	12,200	12,490
SFS Auto Receivables Securitization Trust
4.550% due 06/20/2030	41,300	41,590
4.650% due 05/22/2028	28,173	28,219
4.710% due 05/22/2028	6,045	6,051
4.940% due 01/21/2031	3,650	3,709
4.950% due 05/21/2029	11,988	12,065
5.470% due 10/20/2028	1,659	1,670
Stellantis Financial Underwritten Enhanced Lease Trust 4.060% due 06/20/2028	66,600	66,715
Taupe Funding Trust I
5.860% due 01/21/2031	45,528	45,675
5.940% due 01/21/2031	69,065	69,883
Tesla Auto Lease Trust 4.790% due 01/20/2027	5,434	5,438
Tesla Electric Vehicle Trust
5.380% due 06/20/2028	41,561	41,882
5.380% due 02/20/2029	15,000	15,271
Toyota Auto Receivables Owner Trust
4.400% due 06/15/2029	56,100	56,510
5.330% due 01/16/2029	37,723	38,125
5.540% due 08/15/2028	4,544	4,595
Tricolor Auto Securitization Trust 6.360% due 12/15/2027	1,669	1,612
Veros Auto Receivables Trust 6.280% due 11/15/2027	1,648	1,652
Volkswagen Auto Loan Enhanced Trust 5.020% due 06/20/2028	5,208	5,238
Westlake Automobile Receivables Trust
4.660% due 09/15/2028	95,550	95,865
4.710% due 04/17/2028	28,800	28,897
4.820% due 09/15/2027	24,075	24,106
5.440% due 05/17/2027	2,996	2,998
5.560% due 02/15/2028	17,300	17,377
5.750% due 08/16/2027	7,450	7,459
World Omni Auto Receivables Trust
4.430% due 12/17/2029	69,100	69,540
5.270% due 09/17/2029	24,786	25,022
5.610% due 02/15/2028	2,319	2,328

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

World Omni Select Auto Trust
4.140% due 05/15/2030		53,300	53,422
4.980% due 02/15/2030		21,400	21,512
5.370% due 02/15/2028		2,275	2,276

			4,888,623

CASINO SERVICES 0.0%
Gateway Casinos & Entertainment Ltd. 5.000% due 03/12/2038 «	CAD	71,893	49,135

CMBS OTHER 0.5%
ACREC Ltd. 4.999% due 10/16/2036 •		$3,666	3,662
ACRES LLC 5.353% due 08/18/2040 •		111,600	111,829
AREIT Trust 5.847% due 08/17/2041 •		16,393	16,400
KREF Ltd. 5.181% due 02/17/2039 •		7,586	7,597
LMNT CRE LLC 5.550% due 07/21/2043 •		136,000	136,236
LoanCore Issuer Ltd. 5.493% due 01/17/2037 •		3,961	3,966
LRECS LLC 5.500% due 08/19/2043 •		239,200	239,652
MF1 LLC
5.054% due 02/18/2040 •		100,200	100,070
5.184% due 02/18/2043 •		194,700	195,186
5.468% due 03/19/2039 •		38,000	38,114
6.366% due 09/17/2037 •		31,385	31,434
PFP Ltd. 5.610% due 09/17/2039 •		46,169	46,315
Starwood LLC 5.181% due 11/19/2042 •		176,500	176,818

			1,107,279

CREDIT CARD OTHER 0.2%
Golden Credit Card Trust
1.140% due 08/15/2028		179,500	176,475
1.970% due 01/15/2029		220,500	216,215

			392,690

HOME EQUITY OTHER 4.2%
Aames Mortgage Investment Trust
4.761% due 10/25/2035 •		9,557	9,163
5.871% due 01/25/2035 •		310	307
ABFC Trust
4.106% due 01/25/2037 •		39,030	28,556
4.126% due 10/25/2036 •		33,135	29,562
4.126% due 11/25/2036 •		5,760	3,446
4.166% due 11/25/2036 •		13,162	5,412
4.266% due 09/25/2036 •		33,198	29,772
4.346% due 11/25/2036 •		2,454	1,009
4.506% due 03/25/2035 •		1,945	1,921
4.546% due 06/25/2034 •		1,496	1,503
4.626% due 09/25/2033 •		597	584
4.746% due 02/25/2034 •		1,409	1,427
4.821% due 06/25/2035 •		11,411	10,954
4.846% due 06/25/2037 •		2,152	1,845
4.851% due 03/25/2035 •		1,539	1,428
4.971% due 12/25/2032 •		19	19
5.616% due 12/25/2033 •		4,412	4,635
6.021% due 01/25/2034 •		316	208
6.546% due 07/25/2033 •		276	278
Accredited Mortgage Loan Trust
4.066% due 02/25/2037 •		15,432	15,366
4.116% due 09/25/2036 •		1,486	1,434
4.116% due 02/25/2037 •		5,000	4,826
4.146% due 07/25/2034 •		1,295	1,289
4.716% due 09/25/2035 •		1,898	1,847
4.746% due 10/25/2034 •		18	33
ACE Securities Corp. Home Equity Loan Trust
3.966% due 10/25/2036 •		151	59
3.986% due 11/25/2036 •		7,336	3,026
4.026% due 07/25/2036 •		36,787	9,064
4.086% due 11/25/2036 •		26,516	10,939
4.086% due 12/25/2036 •		9,129	3,344
4.086% due 01/25/2037 •		995	610
4.106% due 12/25/2036 •		90,508	47,418
4.126% due 06/25/2036 •		8,773	8,524
4.126% due 07/25/2036 •		40,905	33,301
4.126% due 10/25/2036 •		38,859	18,721

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

4.126% due 12/25/2036 •	19,482	12,531
4.146% due 04/25/2036 •	3,259	3,197
4.146% due 07/25/2036 •	34,056	9,637
4.186% due 11/25/2036 •	5,906	2,434
4.186% due 01/25/2037 •	1,062	650
4.226% due 02/25/2036 •	2,560	2,554
4.286% due 08/25/2036 •	20,909	20,025
4.286% due 11/25/2036 •	7,931	3,269
4.286% due 12/25/2036 •	7,608	2,417
4.286% due 01/25/2037 •	19,161	4,112
4.286% due 05/25/2037 •	19,527	2,966
4.326% due 07/25/2036 •	17,438	5,178
4.346% due 07/25/2036 •	31,262	7,703
4.346% due 01/25/2037 •	995	609
4.386% due 08/25/2036 •	6,555	5,808
4.446% due 02/25/2036 •	100	100
4.506% due 08/25/2035 •	1,972	1,949
4.506% due 11/25/2035 •	163	185
4.746% due 09/25/2033 •	981	976
4.746% due 12/25/2034 •	906	835
4.776% due 02/25/2036 •	1,215	1,157
4.806% due 08/25/2035 •	1,722	1,499
4.821% due 06/25/2034 •	5,409	5,191
4.836% due 05/25/2035 •	3,358	2,761
4.851% due 07/25/2035 •	9,012	8,933
4.881% due 06/25/2035 •	4,235	4,134
4.896% due 12/25/2033 •	610	622
4.971% due 04/25/2035 •	3,371	3,096
5.016% due 07/25/2033 •	1,213	1,173
7.041% due 06/25/2034 •	819	708
Aegis Asset-Backed Securities Trust
4.326% due 01/25/2037 •	5,188	3,968
4.491% due 12/25/2035 •	7,230	6,877
4.596% due 03/25/2035 •	9,303	8,348
4.636% due 03/25/2035 •	2,347	1,142
4.846% due 03/25/2035 •	230	221
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
4.551% due 10/25/2035 •	4,042	3,905
4.746% due 09/25/2034 •	552	663
4.746% due 10/25/2034 •	143	201
4.896% due 01/25/2034 •	308	311
5.571% due 10/25/2034 •	2,704	2,973
5.676% due 12/25/2034 •	5,788	5,324
5.946% due 12/25/2034 •	110	13
AFC Home Equity Loan Trust
4.446% due 09/27/2027 •	6	6
4.496% due 09/22/2028 •	12	12
4.726% due 02/25/2029 •	65	64
Ameriquest Mortgage Securities Trust
3.946% due 10/25/2036 •	7,099	2,111
4.006% due 10/25/2036 •	8,972	2,668
4.021% due 10/25/2036 •	3,057	1,702
4.086% due 10/25/2036 •	21,234	6,315
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.804% due 06/25/2033 •	823	806
3.351% due 04/25/2034 •	981	968
3.701% due 05/25/2034 þ	5,525	4,769
4.058% due 11/25/2034 •	10,851	9,758
4.401% due 04/25/2036 •	8,012	7,915
4.506% due 03/25/2036 •	11,988	11,267
4.596% due 01/25/2036 •	3,696	3,659
4.716% due 07/25/2034 •	3	3
4.716% due 01/25/2036 •	14,093	13,877
4.761% due 01/25/2035 •	184	191
4.806% due 10/25/2035 •	2,718	2,640
4.821% due 05/25/2035 •	8,086	7,909
4.821% due 07/25/2035 •	11,144	10,871
4.821% due 09/25/2035 •	12,785	12,098
4.866% due 09/25/2034 •	208	208
4.866% due 01/25/2035 •	2,072	2,044
4.896% due 05/25/2035 •	4,588	4,325
4.896% due 07/25/2035 •	9,000	8,333
4.941% due 09/25/2034 •	11,378	10,799
5.016% due 03/25/2035 •	6,952	6,558
5.121% due 08/25/2035 •	2,782	2,732
5.406% due 01/25/2035 •	2,184	2,091
5.571% due 05/25/2034 •	8,282	8,269
5.571% due 08/25/2035 •	14,800	14,089
5.601% due 10/25/2034 •	1,722	1,655
5.721% due 07/25/2034 •	744	743
5.826% due 05/25/2035 •	1,000	886
6.621% due 03/25/2033 •	49	40
7.221% due 11/25/2032 •	1,034	1,103
7.371% due 11/25/2032 •	3	2
9.096% due 02/25/2033 •	897	865

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

Amortizing Residential Collateral Trust
4.546% due 10/25/2031 •	6	6
4.671% due 08/25/2031 •	205	224
5.246% due 01/25/2033 •	20	22
5.646% due 07/25/2032 •	10	12
Argent Securities Trust
3.956% due 09/25/2036 •	9,048	2,941
4.026% due 07/25/2036 •	7,821	2,116
4.086% due 09/25/2036 •	4,048	1,316
4.146% due 06/25/2036 •	31,297	8,574
4.146% due 07/25/2036 •	83,593	52,155
4.166% due 05/25/2036 •	5,195	1,247
4.196% due 04/25/2036 •	17,692	9,721
4.206% due 04/25/2036 •	6,423	1,973
4.226% due 03/25/2036 •	13,744	12,895
4.326% due 06/25/2036 •	5,356	1,467
4.326% due 07/25/2036 •	5,113	1,383
4.386% due 05/25/2036 •	15,070	3,617
4.406% due 04/25/2036 •	6,386	1,961
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.760% due 10/25/2034 •	410	401
4.536% due 11/25/2035 •	25,774	23,250
4.581% due 10/25/2035 •	355	354
4.606% due 02/25/2036 •	2,610	2,154
4.971% due 11/25/2034 •	916	928
5.646% due 11/25/2034 •	3,311	3,137
5.721% due 11/25/2034 •	2,189	1,939
5.946% due 11/25/2034 •	88	102
Asset-Backed Securities Corp. Home Equity Loan Trust
3.227% due 03/25/2036 •	10,968	10,240
3.543% due 12/25/2036 •	1,554	1,522
3.567% due 01/25/2036 •	17,634	16,411
3.569% due 12/25/2036 •	13,299	12,739
4.136% due 11/25/2036 •	4,749	4,678
4.191% due 11/25/2036 •	35,329	35,258
4.746% due 06/25/2035 •	3,167	3,130
4.806% due 11/25/2035 •	16,330	14,630
4.821% due 10/25/2034 •	3,703	3,755
4.866% due 05/25/2035 •	4,453	4,419
4.866% due 07/25/2035 •	2,215	2,169
4.926% due 04/25/2035 •	3,982	3,711
4.941% due 02/25/2035 •	37	38
4.956% due 07/25/2035 •	3,794	3,488
5.515% due 03/15/2032 •	20	23
5.691% due 05/25/2035 •	7,217	6,933
Basic Asset-Backed Securities Trust 4.416% due 04/25/2036 •	7,347	7,047
Bayview Financial Acquisition Trust 4.367% due 05/28/2037 •	2,685	2,575
Bayview Financial Asset Trust
4.296% due 03/25/2037 •	3,123	3,156
4.646% due 03/25/2037 •	1,623	1,647
4.746% due 03/25/2037 •	1,698	1,723
4.996% due 03/25/2037 •	923	937
5.346% due 03/25/2037 •	854	878
Bayview Financial Mortgage Pass-Through Trust 4.712% due 04/28/2036 •	3,333	3,356
Bayview Financial Revolving Asset Trust 4.772% due 12/28/2040 •	573	574
Bear Stearns Asset-Backed Securities I Trust
2.461% due 09/25/2034 •	12	13
4.126% due 04/25/2037 •	4,469	4,388
4.146% due 11/25/2036 •	687	671
4.146% due 06/25/2047 •	183	182
4.166% due 08/25/2036 •	2,789	2,731
4.186% due 12/25/2036 •	3,862	3,858
4.296% due 06/25/2036 •	229	229
4.326% due 02/25/2037 •	24,334	23,752
4.346% due 01/25/2037 •	8,448	8,288
4.366% due 02/25/2037 •	6,710	6,625
4.386% due 05/25/2036 •	19,761	19,303
4.416% due 04/25/2036 •	12,742	12,623
4.546% due 05/25/2037 •	14,775	12,822
4.626% due 12/25/2035 •	1,395	1,395
4.653% due 12/25/2035 •	3,446	3,429
4.767% due 04/25/2035 •	2,840	2,869
4.796% due 10/25/2037 •	5,741	5,731
4.842% due 05/25/2035 •	317	317
4.846% due 10/25/2037 •	6,680	6,542
4.851% due 06/25/2035 •	1,993	1,970
4.866% due 10/25/2035 •	3,208	3,222
4.896% due 11/25/2035 •	19,324	19,977
4.896% due 08/25/2037 •	636	581
4.926% due 06/25/2035 •	2,914	2,924
5.211% due 01/25/2035 •	4,342	4,465
5.446% due 08/25/2037 •	29,266	26,103

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

5.721% due 12/25/2034 •	12,478	12,646
Bear Stearns Asset-Backed Securities Trust
4.296% due 01/25/2047 •	8,216	8,169
4.521% due 08/25/2036 •	12	12
4.556% due 02/25/2036 •	6,142	6,126
4.606% due 01/25/2037 •	559	559
4.646% due 10/27/2032 •	1	1
4.686% due 08/25/2036 •	1,400	1,384
4.821% due 02/25/2034 •	964	991
4.846% due 11/25/2042 •	293	297
6.471% due 09/25/2035 •	3,909	3,967
Bear Stearns Structured Products Trust 5.846% due 03/25/2037 •	2,046	2,024
BNC Mortgage Loan Trust
3.922% due 10/25/2036 •	7,033	5,095
4.056% due 07/25/2037 •	5,202	4,847
4.166% due 11/25/2036 •	358	351
4.466% due 11/25/2036 •	40,973	22,217
C-BASS Mortgage Loan Asset-Backed Certificates 3.154% due 11/25/2035 •	2,801	2,691
C-BASS Trust
2.991% due 01/25/2037 •	454	134
3.129% due 07/25/2036 •	12,706	12,243
3.133% due 04/25/2037 •	1,965	1,179
3.966% due 11/25/2036 •	57	26
4.126% due 10/25/2036 •	10,044	7,378
4.306% due 11/25/2036 •	5,023	2,297
4.326% due 10/25/2036 •	1,758	1,242
Carrington Mortgage Loan Trust
3.996% due 04/25/2036 •	12,054	11,914
4.006% due 10/25/2036 •	12,672	9,915
4.066% due 01/25/2037 •	23,866	18,882
4.096% due 10/25/2036 •	4,174	3,267
4.106% due 02/25/2037 •	7,367	7,180
4.146% due 08/25/2036 •	3,771	3,672
4.266% due 12/26/2036 •	8,317	7,399
4.386% due 02/25/2036 •	8,783	8,298
4.596% due 10/25/2035 •	582	576
4.641% due 09/25/2035 •	892	894
4.836% due 06/25/2035 •	2,420	2,436
4.896% due 05/25/2035 •	3,443	3,363
5.871% due 05/25/2035 •	9,362	9,116
CDC Mortgage Capital Trust
4.761% due 11/25/2034 •	11	15
5.646% due 06/25/2034 •	177	178
Centex Home Equity Loan Trust
4.146% due 01/25/2032 •	15	15
4.306% due 07/25/2032 •	32	30
4.326% due 06/25/2036 •	17,148	17,041
4.398% due 06/25/2034 •	398	387
4.446% due 01/25/2034 •	257	271
4.496% due 09/25/2032 •	172	173
4.536% due 03/25/2035 •	776	775
4.671% due 01/25/2035 •	851	844
4.776% due 09/25/2034 •	2,471	2,450
4.806% due 10/25/2035 •	3,090	3,092
4.971% due 03/25/2035 •	861	775
5.046% due 01/25/2035 •	1,291	1,264
5.576% due 03/25/2033 •	54	55
5.646% due 10/25/2035 •	12,568	12,259
6.260% due 09/25/2034 þ	768	763
Chase Funding Loan Acquisition Trust
4.701% due 06/25/2034 •	5,428	5,419
4.835% due 12/25/2032 þ	448	449
Chase Funding Trust
4.346% due 05/25/2032 •	21	21
4.446% due 07/25/2033 •	5	5
4.725% due 05/25/2033	3,596	3,467
5.160% due 03/25/2033 þ	1,419	1,427
CHEC Loan Trust 4.806% due 06/25/2034 •	67	71
CIT Mortgage Loan Trust 5.346% due 10/25/2037 •	26,792	27,227
Citicorp Residential Mortgage Trust
4.380% due 11/25/2036 þ	1,062	1,048
4.449% due 06/25/2037 þ	13,307	13,177
4.487% due 09/25/2036 þ	16,461	16,082
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
4.791% due 10/25/2034 •	3,230	3,179
5.421% due 10/25/2034 •	499	440
Citigroup Mortgage Loan Trust, Inc.
3.906% due 07/25/2045 •	1,134	806
4.006% due 01/25/2037 •	10,033	7,496
4.016% due 05/25/2037 •	32,005	24,478
4.036% due 05/25/2037 •	28,616	19,486
4.046% due 12/25/2036 •	2,978	2,083

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

4.106% due 03/25/2037 •	24,139	22,239
4.126% due 12/25/2036 •	3,686	3,619
4.166% due 09/25/2036 •	4,163	3,832
4.166% due 12/25/2036 •	6,041	4,230
4.206% due 01/25/2037 •	59,939	44,777
4.221% due 12/25/2036 •	14,644	14,073
4.251% due 05/25/2037 •	25,635	24,379
4.266% due 12/25/2036 •	4,602	4,577
4.296% due 08/25/2036 •	5,036	4,972
4.346% due 08/25/2036 •	2,969	2,943
4.346% due 01/25/2037 •	19,513	14,575
4.366% due 03/25/2036 •	3,023	2,802
4.446% due 12/25/2035 •	10,218	9,976
4.476% due 02/25/2035 •	1,012	958
4.521% due 10/25/2035 •	159	158
4.536% due 10/25/2035 •	3,900	3,690
4.551% due 01/25/2036 •	1,622	1,623
4.581% due 09/25/2035 •	439	439
4.746% due 09/25/2035 •	6,350	6,183
7.250% due 10/25/2037 þ	11,367	11,072
Countrywide Asset-Backed Certificates
4.126% due 03/25/2037 •	269	269
4.136% due 05/25/2047 •	894	874
4.246% due 02/25/2037 •	1,364	1,308
4.281% due 11/25/2036 •	12,345	11,941
4.286% due 07/25/2034 •	3,290	3,241
4.326% due 03/25/2037 •	20,165	18,924
4.326% due 04/25/2037 •	4,636	4,171
4.341% due 03/25/2037 •	17,404	21,404
4.346% due 01/25/2046 •	26,233	25,097
4.446% due 06/25/2033 •	2	2
4.526% due 12/25/2036 •	6,637	5,558
4.546% due 12/25/2033 •	302	306
4.746% due 09/25/2034 •	182	179
4.746% due 03/25/2047 •	5,120	3,894
4.896% due 07/25/2033 •	134	134
4.941% due 05/25/2035 •	1,019	1,014
5.046% due 10/25/2035 •	1,442	1,439
5.421% due 08/25/2034 •	9,041	8,493
5.871% due 01/25/2035 •	4,674	4,620
Countrywide Asset-Backed Certificates Trust
3.332% due 04/25/2035 •	456	453
3.966% due 01/25/2037 •	8,195	8,141
3.986% due 08/25/2037 •	52,437	47,190
4.026% due 06/25/2047 •	3,832	3,696
4.032% due 05/25/2035 •	222	221
4.032% due 08/25/2035 •	3,250	3,199
4.036% due 11/25/2037 •	9,860	9,511
4.046% due 06/25/2047 •	16,517	14,889
4.076% due 10/25/2047 •	477	476
4.096% due 02/25/2036 •	4,988	4,876
4.096% due 06/25/2047 •	14,855	14,532
4.106% due 12/25/2036 •	7,772	7,303
4.106% due 11/25/2037 •	39,602	37,658
4.106% due 04/25/2046 •	17,085	16,141
4.126% due 05/25/2035 •	11,197	10,919
4.126% due 06/25/2035 •	11,164	10,335
4.126% due 02/25/2037 •	14,895	14,334
4.126% due 03/25/2037 •	11,431	11,297
4.126% due 05/25/2037 •	24,996	24,019
4.126% due 06/25/2037 •	12,940	12,143
4.126% due 07/25/2037 •	36,446	33,819
4.126% due 04/25/2047 •	8,879	8,720
4.126% due 06/25/2047 •	34,951	33,219
4.136% due 10/25/2047 •	10,000	8,813
4.169% due 07/25/2034 ~	980	701
4.169% due 08/25/2034 ~	2,442	2,110
4.206% due 11/25/2047 •	17,044	16,346
4.242% due 10/25/2046 ~	119	125
4.246% due 09/25/2037 •	22,687	21,273
4.246% due 09/25/2047 •	21,520	20,429
4.286% due 05/25/2037 •	1,776	1,730
4.286% due 06/25/2037 •	2,951	2,906
4.286% due 09/25/2037 •	3,852	4,112
4.286% due 06/25/2047 •	41,753	39,869
4.286% due 09/25/2047 •	4,466	4,591
4.296% due 02/25/2037 •	938	937
4.306% due 05/25/2037 •	10,106	9,474
4.306% due 07/25/2037 •	45,615	40,916
4.326% due 09/25/2036 •	14,831	14,079
4.326% due 02/25/2037 •	12,541	12,230
4.326% due 12/25/2046 •	11,805	11,540
4.346% due 04/25/2046 •	1,355	1,328
4.346% due 11/25/2047 •	18,325	16,809
4.366% due 12/25/2036 •	1,977	1,909
4.366% due 09/25/2046 •	9,630	9,310

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

4.371% due 08/25/2036 •	913	902
4.401% due 04/25/2036 •	2,541	2,535
4.426% due 06/25/2037 •	6,737	6,633
4.486% due 05/25/2047 •	19,692	14,973
4.491% due 05/25/2036 •	22,800	22,508
4.506% due 08/25/2035 •	3,727	3,700
4.546% due 03/25/2036 •	4,255	3,896
4.551% due 09/25/2035 •	5,578	5,531
4.566% due 08/25/2035 •	8,200	7,737
4.581% due 04/25/2036 •	16,400	16,354
4.586% due 12/25/2034 •	589	580
4.611% due 02/25/2036 •	3,977	3,974
4.626% due 11/25/2034 •	247	242
4.686% due 10/25/2047 •	8,141	7,956
4.746% due 11/25/2034 •	224	222
4.746% due 05/25/2036 •	239	237
4.836% due 02/25/2036 •	6,000	5,521
4.896% due 11/25/2034 •	18	26
4.941% due 04/25/2036 •	11,300	11,088
4.956% due 08/25/2035 •	1,558	1,548
4.971% due 11/25/2035 •	2,915	2,905
4.986% due 01/25/2036 •	7,675	7,677
5.016% due 04/25/2036 •	15,345	14,006
5.050% due 02/25/2036 ~	4	4
5.115% due 10/25/2035 ~	5,000	4,643
5.270% due 02/25/2035 ~	3,538	3,488
5.496% due 06/25/2035 •	4,068	4,065
5.572% due 11/25/2034 ~	1,888	1,861
5.676% due 12/25/2035 •	9,836	9,192
5.721% due 07/25/2035 •	6,060	6,047
5.796% due 08/25/2035 •	2,000	1,909
6.246% due 10/25/2034 •	570	568
Countrywide Asset-Backed Notes Trust
4.506% due 07/25/2036 •	68	68
5.721% due 12/25/2034 •	815	942
Credit Suisse First Boston Mortgage Securities Corp.
4.379% due 01/25/2032 •	3	3
4.698% due 08/25/2032 •	85	80
5.071% due 02/25/2035 •	2,502	2,501
Credit-Based Asset Servicing & Securitization LLC
2.889% due 08/25/2035 •	6,301	6,062
3.049% due 12/25/2035 •	19,631	18,235
3.306% due 10/25/2034 •	1,419	1,363
3.345% due 12/25/2035 •	1,709	1,656
4.226% due 07/25/2037 •	3,985	2,679
4.326% due 07/25/2037 •	3,684	2,477
4.446% due 07/25/2037 •	3,900	2,622
4.761% due 01/25/2034 •	762	821
6.780% due 05/25/2035 þ	1,584	1,467
DFC HEL Trust 5.721% due 12/25/2031 •	1,129	1,081
Ellington Loan Acquisition Trust
4.896% due 05/25/2037 •	26,198	26,029
5.346% due 05/25/2037 •	1,353	1,342
5.446% due 05/25/2037 •	35,744	33,337
EMC Mortgage Loan Trust
4.586% due 05/25/2040 •	26	26
4.946% due 08/25/2040 •	210	213
4.946% due 11/25/2041 •	28	28
Encore Credit Receivables Trust
4.536% due 07/25/2035 •	6,849	6,750
4.746% due 10/25/2035 •	1,453	1,452
4.746% due 01/25/2036 •	5,883	5,770
EquiFirst Loan Securitization Trust 4.186% due 04/25/2037 •	22,410	21,072
EquiFirst Mortgage Loan Trust
4.851% due 04/25/2035 •	24	24
4.911% due 04/25/2035 •	1,904	1,871
5.346% due 12/25/2034 •	150	150
5.571% due 12/25/2034 •	756	744
5.646% due 04/25/2035 •	4,623	4,273
6.321% due 12/25/2034 •	501	474
7.746% due 12/25/2034 •	985	874
FBR Securitization Trust 4.551% due 11/25/2035 •	188	187
Fieldstone Mortgage Investment Trust
4.126% due 07/25/2036 •	13,319	10,343
4.226% due 05/25/2036 •	19,655	15,022
4.309% due 11/25/2036 •	1,518	999
4.491% due 02/25/2036 •	5,814	5,176
4.549% due 11/25/2036 •	9,085	5,979
5.016% due 03/25/2035 •	2,117	1,854
Finance America Mortgage Loan Trust 4.896% due 09/25/2033 •	59	59
Finance of America HECM Buyout 4.000% due 10/01/2034 ~	2,660	2,662

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

Finance of America Structured Securities Trust 3.500% due 07/25/2075 þ	560,310	548,003
Financial Asset Securities Corp. AAA Trust 4.246% due 02/27/2035 •	1,107	1,064
First NLC Trust
2.954% due 05/25/2035 •	1,078	0
3.916% due 08/25/2037 •	3,954	2,003
Fremont Home Loan Trust
4.046% due 08/25/2036 •	4,557	1,416
4.106% due 11/25/2036 •	20,048	7,042
4.116% due 10/25/2036 •	7,860	7,279
4.146% due 10/25/2036 •	4,841	1,941
4.166% due 08/25/2036 •	30,214	9,389
4.186% due 02/25/2036 •	4,181	4,100
4.186% due 02/25/2037 •	17,139	5,188
4.286% due 01/25/2037 •	21,379	9,866
4.326% due 08/25/2036 •	7,735	2,403
4.346% due 05/25/2036 •	6,435	4,231
4.386% due 04/25/2036 •	27,688	25,102
4.461% due 11/25/2035 •	2,678	2,501
4.521% due 01/25/2036 •	44,985	38,489
4.716% due 11/25/2034 •	1,769	1,606
4.776% due 06/25/2035 •	1,137	1,073
4.806% due 04/25/2035 •	5,257	4,659
4.851% due 04/25/2035 •	5,112	677
4.896% due 11/25/2034 •	3,802	3,681
4.911% due 06/25/2035 •	1,653	1,648
5.001% due 06/25/2035 •	22,416	19,443
GE-WMC Mortgage Securities Trust
3.926% due 08/25/2036 •	2	1
4.106% due 08/25/2036 •	1,985	1,864
GSAA Home Equity Trust
3.966% due 05/25/2036 •	5,950	1,219
3.986% due 03/25/2036 •	19	6
4.046% due 03/25/2037 •	29,497	8,042
4.086% due 06/25/2036 •	58,468	10,853
4.166% due 06/25/2036 •	34,001	6,327
4.186% due 10/25/2036 •	35,439	8,393
4.186% due 02/25/2037 •	7,695	2,115
4.206% due 03/25/2036 •	18,708	6,008
4.206% due 05/25/2036 •	21,035	4,359
4.206% due 11/25/2036 •	16,372	3,910
4.226% due 03/25/2036 •	12,009	3,952
4.286% due 05/25/2047 •	4,926	2,893
4.306% due 04/25/2047 •	3,211	1,400
4.326% due 06/25/2036 •	2,542	640
4.346% due 01/25/2036 •	4,103	1,302
4.386% due 03/25/2036 •	21,264	9,665
4.486% due 04/25/2047 •	9,861	4,283
4.546% due 08/25/2037 •	277	275
4.581% due 06/25/2035 •	2,010	2,007
4.641% due 08/25/2035 •	4,304	4,290
4.821% due 06/25/2034 •	369	367
5.344% due 09/25/2035 ~	143	94
5.679% due 09/25/2036 ~	8,880	2,231
5.772% due 11/25/2036 ~	6,779	1,832
5.917% due 03/25/2037 ~	32,891	5,802
6.000% due 11/25/2037	524	254
6.376% due 09/25/2036 þ	7,984	2,001
6.423% due 11/25/2036 þ	19,676	5,315
6.483% due 03/25/2037 þ	9,140	2,422
6.500% due 10/25/2037	4,889	2,683
6.500% due 11/25/2037	12,687	4,548
6.692% due 09/25/2036 þ	8,742	2,189
6.948% due 06/25/2036 þ	18,115	3,965
GSAA Trust 6.720% due 04/25/2034 þ	1,469	1,462
GSAMP Trust
2.357% due 10/25/2036 •	1,494	7
3.916% due 12/25/2036 •	600	298
3.936% due 01/25/2037 •	5,781	3,582
3.966% due 12/25/2036 •	882	438
4.006% due 08/25/2036 •	4,130	3,588
4.006% due 11/25/2036 •	878	412
4.016% due 12/25/2036 •	4,668	2,318
4.026% due 11/25/2035 •	179	13
4.106% due 12/25/2046 •	4,697	2,512
4.126% due 06/25/2036 •	2,693	2,663
4.126% due 08/25/2036 •	3,793	3,740
4.126% due 11/25/2036 •	54,267	25,376
4.146% due 06/25/2036 •	25,802	14,371
4.146% due 12/25/2036 •	341	340
4.166% due 04/25/2036 •	1,690	1,145
4.186% due 01/25/2037 •	868	856
4.246% due 11/25/2036 •	11,993	5,626
4.296% due 06/25/2036 •	7,100	6,244

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

4.326% due 06/25/2036 •	3,127	1,734
4.326% due 08/25/2036 •	20,153	18,732
4.366% due 02/25/2046 •	410	389
4.386% due 02/25/2036 •	7,047	6,885
4.386% due 03/25/2047 •	10,705	8,065
4.491% due 11/25/2035 •	7,761	7,737
4.521% due 11/25/2035 •	51	50
4.586% due 03/25/2047 •	1,826	1,375
4.626% due 07/25/2045 •	1,334	1,354
4.731% due 07/25/2045 •	6,976	6,619
4.746% due 11/25/2035 •	2,247	2,219
4.791% due 11/25/2035 •	4,016	3,709
4.821% due 03/25/2035 •	2,746	2,668
5.571% due 12/25/2034 •	4,695	4,545
Home Equity Asset Trust
4.146% due 10/25/2036 •	105	111
4.146% due 11/25/2036 •	193	191
4.358% due 10/25/2035 •	2,202	2,203
4.416% due 05/25/2036 •	13,805	14,206
4.446% due 07/25/2036 •	4,678	4,491
4.461% due 04/25/2036 •	231	229
4.506% due 04/25/2036 •	7,056	6,915
4.551% due 01/25/2036 •	2,889	2,797
4.551% due 02/25/2036 •	14,725	16,848
4.551% due 04/25/2036 •	11,470	11,417
4.606% due 11/25/2032 •	128	121
4.791% due 11/25/2035 •	5,871	5,806
4.791% due 12/25/2035 •	2,810	2,754
4.911% due 08/25/2035 •	2,610	2,614
5.046% due 06/25/2032 •	64	64
5.046% due 07/25/2035 •	4,496	4,487
5.346% due 03/25/2035 •	771	761
5.446% due 03/25/2035 •	1,629	1,587
5.496% due 12/25/2034 •	1,215	1,218
6.046% due 06/25/2034 •	1,667	1,685
6.396% due 03/25/2033 •	3,044	2,943
Home Equity Mortgage Loan Asset-Backed Trust
4.006% due 11/25/2036 •	7,139	6,674
4.036% due 04/25/2037 •	1,118	766
4.066% due 04/25/2037 •	35,302	27,876
4.086% due 11/25/2036 •	7,998	6,745
4.166% due 04/25/2037 •	7,185	6,444
4.166% due 07/25/2037 •	337	190
4.186% due 04/25/2037 •	3,033	2,190
4.226% due 07/25/2037 •	43,664	17,188
4.246% due 07/25/2037 •	14,427	8,115
4.326% due 08/25/2036 •	12,095	11,244
4.406% due 06/25/2036 •	7,278	6,792
4.446% due 03/25/2036 •	17,775	16,436
4.506% due 03/25/2036 •	14,154	13,519
4.626% due 10/25/2035 •	13,050	12,542
4.911% due 08/25/2035 •	8,950	8,816
HSI Asset Loan Obligation Trust 6.230% due 12/25/2036 þ	11,847	3,649
HSI Asset Securitization Corp. Trust
3.946% due 10/25/2036 •	2,149	763
3.986% due 12/25/2036 •	25,944	22,749
3.986% due 01/25/2037 •	42,998	33,332
4.066% due 10/25/2036 •	14,874	5,310
4.126% due 10/25/2036 •	4,227	1,130
4.166% due 10/25/2036 •	7,581	2,717
4.186% due 12/25/2036 •	25,364	5,911
4.221% due 05/25/2037 •	1,528	1,530
4.226% due 04/25/2037 •	13,415	6,773
4.326% due 10/25/2036 •	1,689	608
4.341% due 02/25/2036 •	4,058	3,967
4.366% due 04/25/2037 •	6,778	3,431
4.371% due 02/25/2036 •	16,250	14,413
4.431% due 12/25/2035 •	5,232	5,074
4.431% due 01/25/2036 •	155	155
4.461% due 01/25/2036 •	7,185	6,970
4.626% due 01/25/2036 •	5,700	5,070
IXIS Real Estate Capital Trust
3.906% due 05/25/2037 •	5,083	1,047
3.956% due 05/25/2037 •	10,088	2,077
4.006% due 05/25/2037 •	31,510	6,485
4.146% due 01/25/2037 •	74,389	24,484
4.166% due 08/25/2036 •	57,853	15,914
4.246% due 03/25/2036 •	9,179	4,798
4.366% due 08/25/2036 •	29,373	8,079
4.791% due 02/25/2035 •	247	253
JP Morgan Mortgage Acquisition Corp.
2.664% due 10/25/2035 •	6,100	5,435
4.356% due 02/25/2036 •	2,225	2,213
4.386% due 03/25/2036 •	31,441	30,598
4.431% due 05/25/2035 •	120	119

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

4.431% due 01/25/2036 •	9,365	9,536
4.491% due 05/25/2035 •	16,317	14,373
4.551% due 09/25/2035 •	2,783	2,797
4.776% due 06/25/2035 •	16,467	15,797
4.821% due 12/25/2035 •	8,591	8,206
4.911% due 06/25/2035 •	11,812	10,186
JP Morgan Mortgage Acquisition Trust
3.882% due 11/25/2036 •	8,219	7,844
4.066% due 08/25/2036 •	1,927	1,471
4.076% due 05/25/2037 •	20,765	20,490
4.086% due 05/25/2037 •	32,875	30,744
4.106% due 08/25/2036 •	1,537	1,525
4.116% due 07/25/2036 •	19,358	17,651
4.166% due 03/25/2037 •	1,115	1,112
4.251% due 07/25/2036 •	10,142	10,068
4.281% due 05/25/2036 •	21,130	19,943
4.326% due 04/25/2036 •	13,006	13,594
4.326% due 08/25/2036 •	16,210	12,422
4.482% due 11/25/2036 •	1,794	1,941
4.506% due 07/25/2036 •	3,200	3,058
4.641% due 01/25/2037 •	2,350	2,119
6.330% due 07/25/2036 þ	4,746	1,234
6.910% due 07/25/2036 þ	6,767	1,756
JP Morgan Mortgage Trust 0.000% due 10/25/2055 ~	117,090	126,936
Long Beach Mortgage Loan Trust
4.026% due 09/25/2036 •	9,648	2,422
4.046% due 12/25/2036 •	13,423	4,616
4.066% due 11/25/2036 •	6,495	1,948
4.086% due 08/25/2036 •	5,388	2,146
4.136% due 07/25/2036 •	11,764	8,202
4.146% due 05/25/2036 •	42,212	22,357
4.146% due 06/25/2036 •	52,139	24,689
4.146% due 07/25/2036 •	8,766	3,474
4.146% due 09/25/2036 •	35,478	23,101
4.156% due 08/25/2036 •	24,317	12,711
4.156% due 10/25/2036 •	38,979	21,512
4.166% due 05/25/2036 •	8,258	2,406
4.166% due 08/25/2036 •	54,297	21,643
4.166% due 09/25/2036 •	2,862	721
4.166% due 10/25/2036 •	46,512	14,493
4.166% due 12/25/2036 •	20,993	14,390
4.166% due 05/25/2046 •	5,331	5,102
4.186% due 12/25/2036 •	32,225	11,098
4.226% due 03/25/2046 •	68,124	22,668
4.246% due 01/25/2036 •	11,277	10,953
4.286% due 02/25/2036 •	6,132	6,093
4.286% due 11/25/2036 •	11,722	3,513
4.306% due 12/25/2036 •	22,128	7,629
4.326% due 08/25/2036 •	20,793	8,303
4.366% due 05/25/2036 •	25,119	7,351
4.446% due 01/25/2036 •	29,636	27,343
4.476% due 01/25/2046 •	35,297	34,519
4.626% due 08/25/2035 •	256	254
4.641% due 06/25/2034 •	736	753
4.701% due 07/25/2034 •	1,182	1,191
4.971% due 07/25/2033 •	1,779	1,779
5.046% due 11/25/2034 •	3,042	2,942
5.076% due 06/25/2033 •	1,366	1,435
5.271% due 02/25/2035 •	8,445	7,944
MASTR Asset-Backed Securities Trust
3.946% due 08/25/2036 •	4,614	1,562
3.946% due 10/25/2036 •	36,362	11,887
3.946% due 11/25/2036 •	288	84
3.946% due 01/25/2037 •	38,885	11,031
4.046% due 08/25/2036 •	9,724	2,787
4.046% due 10/25/2036 •	6,897	3,331
4.046% due 11/25/2036 •	12,846	7,628
4.046% due 01/25/2037 •	30,906	8,767
4.066% due 08/25/2036 •	6,376	2,254
4.086% due 10/25/2036 •	29,984	9,809
4.106% due 10/25/2036 •	29,065	12,999
4.136% due 10/25/2036 •	50,235	19,212
4.136% due 01/25/2037 •	24,863	6,510
4.146% due 03/25/2036 •	6,038	3,585
4.146% due 04/25/2036 •	24,041	4,896
4.146% due 08/25/2036 •	46,638	14,782
4.146% due 05/25/2037 •	5,544	5,012
4.166% due 08/25/2036 •	7,789	2,650
4.166% due 10/25/2036 •	6,134	2,962
4.166% due 01/25/2037 •	34,127	9,681
4.246% due 04/25/2036 •	62,033	9,394
4.266% due 10/25/2036 •	8,221	3,970
4.266% due 11/25/2036 •	17,510	5,086
4.266% due 05/25/2037 •	631	616
4.286% due 11/25/2036 •	2,382	1,415

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

4.306% due 01/25/2037 •	21,269	6,033
4.326% due 06/25/2036 •	3,702	1,255
4.326% due 08/25/2036 •	47,765	15,201
4.336% due 10/25/2036 •	5,582	2,145
4.366% due 06/25/2036 •	1,420	1,346
4.386% due 02/25/2036 •	8,790	3,184
4.416% due 01/25/2036 •	1,311	1,318
4.461% due 01/25/2036 •	11,870	10,900
4.596% due 03/25/2035 •	7,389	6,987
4.596% due 10/25/2035 •	9,778	9,696
4.821% due 05/25/2035 •	308	338
4.851% due 03/25/2035 •	2,751	2,783
4.896% due 05/25/2035 •	2,000	2,010
4.996% due 08/25/2037 •	15,575	13,833
8.496% due 05/25/2033 •	2,621	2,538
MASTR Specialized Loan Trust
4.366% due 02/25/2036 •	948	934
4.586% due 01/25/2037 •	9,078	3,564
Merrill Lynch First Franklin Mortgage Loan Trust
4.186% due 04/25/2037 •	32,847	12,217
4.186% due 05/25/2037 •	13,280	9,719
4.326% due 05/25/2037 •	23,452	17,269
4.346% due 04/25/2037 •	20,119	7,524
4.486% due 05/25/2037 •	14,654	10,853
5.546% due 10/25/2037 •	24,444	15,074
Merrill Lynch Mortgage Investors Trust
1.631% due 04/25/2047 •	32,073	12,365
3.840% due 03/25/2037 þ	21,240	3,989
3.970% due 11/25/2037 •	13,876	6,823
4.010% due 11/25/2037 •	26,666	8,247
4.046% due 05/25/2037 •	2,779	304
4.046% due 07/25/2037 •	3,558	731
4.086% due 10/25/2037 •	20,025	2,949
4.136% due 08/25/2037 •	6,335	5,870
4.146% due 06/25/2037 •	13,864	3,653
4.146% due 08/25/2037 •	1,501	1,494
4.146% due 09/25/2037 •	42,196	11,977
4.166% due 03/25/2037 •	4,950	1,286
4.166% due 04/25/2037 •	9,161	4,335
4.166% due 05/25/2037 •	5,490	3,269
4.166% due 07/25/2037 •	2,375	1,347
4.176% due 03/25/2037 •	19,336	6,205
4.216% due 05/25/2037 •	6,903	1,942
4.326% due 08/25/2037 •	971	844
4.346% due 03/25/2037 •	24,014	18,998
4.446% due 12/25/2036 •	10,325	10,001
4.446% due 01/25/2037 •	13,783	12,736
4.596% due 09/25/2035 •	1,592	1,573
4.641% due 09/25/2035 •	44	43
4.716% due 05/25/2036 •	3,990	3,409
4.746% due 02/25/2047 •	21,538	12,485
4.776% due 07/25/2035 •	5,446	5,461
4.791% due 02/25/2036 •	1,190	1,201
4.821% due 04/25/2036 •	1,419	1,415
4.851% due 06/25/2036 •	2,667	2,218
4.881% due 02/25/2036 •	498	490
4.971% due 08/25/2036 •	831	1,063
6.321% due 06/25/2034 •	226	226
7.409% due 04/25/2035 •	260	220
MESA Trust 7.071% due 11/25/2031 •	659	575
Morgan Stanley ABS Capital I, Inc. Trust
3.906% due 05/25/2037 •	4,145	3,804
3.946% due 10/25/2036 •	3,810	1,680
3.946% due 11/25/2036 •	1,410	836
3.956% due 03/25/2037 •	2,608	1,116
3.976% due 10/25/2036 •	12,738	11,515
3.976% due 12/25/2036 •	38,542	24,119
3.976% due 01/25/2037 •	19,639	9,095
3.986% due 10/25/2036 •	33,195	14,635
3.986% due 11/25/2036 •	2,925	1,407
3.986% due 05/25/2037 •	19,409	16,796
3.996% due 10/25/2036 •	13,686	7,192
3.996% due 12/25/2036 •	3,745	1,890
4.006% due 09/25/2036 •	213	92
4.026% due 02/25/2037 •	23,467	7,488
4.026% due 03/25/2037 •	23,227	9,935
4.026% due 05/25/2037 •	9,624	8,830
4.036% due 05/25/2037 •	11,679	9,125
4.046% due 09/25/2036 •	2,530	1,088
4.046% due 02/25/2037 •	8,118	3,609
4.046% due 05/25/2037 •	3,176	1,844
4.066% due 10/25/2036 •	1,175	518
4.066% due 11/25/2036 •	9,763	4,695
4.076% due 10/25/2036 •	7,817	4,107
4.076% due 02/25/2037 •	28,510	9,096

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

4.096% due 12/25/2036 •	4,042	2,040
4.096% due 03/25/2037 •	38,627	16,527
4.096% due 05/25/2037 •	14,947	13,713
4.106% due 09/25/2036 •	40,225	17,567
4.106% due 02/25/2037 •	19,696	8,755
4.106% due 05/25/2037 •	9,390	7,336
4.126% due 08/25/2036 •	25,533	12,882
4.146% due 06/25/2036 •	4,778	2,394
4.146% due 09/25/2036 •	13,115	4,542
4.166% due 09/25/2036 •	22,464	9,654
4.176% due 02/25/2037 •	6,746	2,998
4.306% due 09/25/2036 •	3,416	1,467
4.341% due 03/25/2036 •	7,151	6,025
4.346% due 04/25/2036 •	10,836	10,505
4.346% due 08/25/2036 •	10,262	5,174
4.386% due 03/25/2036 •	3,534	3,462
4.446% due 12/25/2035 •	16,097	15,309
4.466% due 12/25/2035 •	3,719	3,678
4.506% due 01/25/2035 •	842	845
4.521% due 09/25/2035 •	262	254
4.551% due 02/25/2035 •	251	250
4.586% due 01/25/2034 •	4,027	4,066
4.626% due 01/25/2035 •	2,868	2,934
4.656% due 04/25/2034 •	1,815	1,869
4.671% due 08/25/2034 •	94	93
4.731% due 11/25/2034 •	1,570	1,522
4.746% due 05/25/2034 •	8,000	8,611
4.746% due 08/25/2034 •	9,833	10,365
4.761% due 07/25/2034 •	1,456	1,485
4.761% due 09/25/2034 •	6,381	6,513
4.776% due 07/25/2035 •	2,027	1,998
4.806% due 03/25/2035 •	4,168	4,044
4.821% due 07/25/2034 •	221	238
4.821% due 07/25/2035 •	3,750	3,397
4.836% due 06/25/2035 •	615	615
4.881% due 01/25/2035 •	2,114	2,030
4.881% due 03/25/2035 •	2,526	2,341
4.881% due 07/25/2035 •	1,839	1,817
4.906% due 09/25/2034 •	323	346
4.926% due 03/25/2033 •	1	1
4.941% due 01/25/2035 •	2,614	2,329
5.096% due 07/25/2037 •	14,010	12,545
7.646% due 02/25/2047 •	22,587	18,625
Morgan Stanley Capital I, Inc. Trust
4.206% due 03/25/2036 •	1,956	1,660
4.386% due 03/25/2036 •	68,903	58,466
4.401% due 01/25/2036 •	15,700	13,350
4.426% due 01/25/2036 •	6,290	6,149
4.426% due 02/25/2036 •	1,467	1,464
Morgan Stanley Dean Witter Capital I, Inc. Trust 5.196% due 02/25/2033 •	178	193
Morgan Stanley Home Equity Loan Trust
3.946% due 12/25/2036 •	3,053	1,466
3.946% due 04/25/2037 •	5,620	2,905
3.986% due 12/25/2036 •	37,521	18,028
4.016% due 04/25/2037 •	7,940	4,105
4.166% due 04/25/2036 •	6,366	4,417
4.196% due 04/25/2037 •	16,718	8,643
4.356% due 02/25/2036 •	598	568
4.366% due 04/25/2036 •	9,707	6,745
4.836% due 05/25/2035 •	3,559	3,532
Morgan Stanley IXIS Real Estate Capital Trust
3.916% due 11/25/2036 •	7,586	2,496
3.956% due 11/25/2036 •	28,141	9,259
3.996% due 11/25/2036 •	1,441	474
4.066% due 11/25/2036 •	19,243	6,332
4.146% due 07/25/2036 •	6,174	2,414
4.306% due 07/25/2036 •	24,029	9,452
Morgan Stanley Mortgage Loan Trust
4.186% due 10/25/2036 •	2,111	592
4.186% due 11/25/2036 •	19,462	3,508
5.750% due 04/25/2037 ~	2,088	1,004
6.000% due 02/25/2037 ~	101	94
6.122% due 01/25/2047 þ	76	71
6.254% due 01/25/2047 þ	5,431	2,488
6.263% due 01/25/2047 þ	6,913	1,974
6.419% due 09/25/2046 þ	12,974	2,633
6.465% due 09/25/2046 þ	3,412	1,100
6.604% due 09/25/2046 þ	9,049	1,835
Morgan Stanley Structured Trust 4.146% due 06/25/2037 •	41,685	38,864
Nationstar Home Equity Loan Trust
4.196% due 06/25/2037 •	142	140
4.221% due 06/25/2037 •	2,527	2,274
4.251% due 03/25/2037 •	1,829	1,823
4.266% due 03/25/2037 •	11,347	11,089

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

4.296% due 03/25/2037 •	8,000	7,398
4.346% due 06/25/2037 •	211	208
4.386% due 09/25/2036 •	24,060	23,828
4.401% due 09/25/2036 •	1,338	1,286
4.461% due 04/25/2037 •	17,031	16,308
4.486% due 04/25/2037 •	1,340	1,335
New Century Home Equity Loan Trust
4.206% due 05/25/2036 •	5,678	5,674
4.491% due 12/25/2035 •	4,538	4,413
4.581% due 10/25/2035 •	35,480	31,798
4.586% due 08/25/2034 •	80	78
4.611% due 02/25/2035 •	10,703	10,547
4.626% due 03/25/2035 •	807	808
4.791% due 09/25/2035 •	7,849	7,822
4.821% due 06/25/2035 •	4,529	4,530
4.850% due 11/25/2033 þ	34	32
4.851% due 07/25/2035 •	7,170	7,174
4.896% due 07/25/2035 •	32,115	32,166
4.911% due 03/25/2035 •	2,853	2,880
4.971% due 03/25/2035 •	3,758	3,775
Newcastle Mortgage Securities Trust
4.036% due 04/25/2037 •	10,850	10,547
4.076% due 04/25/2037 •	1,363	1,357
4.186% due 04/25/2037 •	14,485	13,766
4.346% due 04/25/2037 •	7,785	6,929
4.566% due 03/25/2036 •	5,500	5,457
4.701% due 03/25/2036 •	16,347	15,856
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.146% due 07/25/2036 •	18,154	17,187
4.281% due 03/25/2036 •	91	91
4.326% due 03/25/2036 •	4,024	3,960
4.476% due 02/25/2036 •	2,083	1,908
4.506% due 11/25/2035 •	6,655	6,499
NovaStar Mortgage Funding Trust
4.026% due 09/25/2037 •	24,744	23,962
4.106% due 03/25/2037 •	82,832	54,542
4.146% due 06/25/2036 •	1,141	850
4.186% due 01/25/2037 •	1,070	356
4.536% due 01/25/2036 •	10,844	10,284
4.581% due 01/25/2036 •	12,981	12,592
4.671% due 06/25/2034 •	99	96
4.731% due 01/25/2036 •	3,000	2,622
4.761% due 10/25/2035 •	9,966	9,764
5.016% due 06/25/2035 •	19,356	19,332
Option One Mortgage Loan Trust
3.966% due 03/25/2037 •	669	659
3.976% due 07/25/2037 •	3,462	2,303
4.016% due 05/25/2037 •	5,796	3,149
4.026% due 04/25/2037 •	19,844	11,258
4.026% due 07/25/2037 •	4,067	2,705
4.036% due 07/25/2037 •	808	733
4.046% due 07/25/2036 •	7,284	4,381
4.066% due 04/25/2037 •	97,179	68,456
4.066% due 05/25/2037 •	88,134	53,652
4.086% due 04/25/2037 •	6,492	3,503
4.126% due 01/25/2037 •	25,980	16,445
4.126% due 02/25/2037 •	28,133	15,596
4.126% due 03/25/2037 •	50,355	30,559
4.146% due 03/25/2037 •	36,552	18,069
4.146% due 05/25/2037 •	6,630	3,601
4.156% due 04/25/2037 •	2,791	1,606
4.346% due 03/25/2037 •	4,511	2,230
4.416% due 01/25/2036 •	54,206	43,871
4.641% due 05/25/2034 •	1,656	1,710
4.716% due 05/25/2035 •	3,941	3,480
4.746% due 01/25/2034 •	8,613	8,229
5.271% due 11/25/2034 •	5	6
Option One Mortgage Loan Trust Asset-Backed Certificates
4.476% due 12/25/2035 •	2,031	1,998
4.506% due 12/25/2035 •	8,709	7,845
4.536% due 11/25/2035 •	7,454	7,260
4.581% due 11/25/2035 •	5,889	5,209
4.701% due 10/25/2032 •	963	1,165
Ownit Mortgage Loan Trust
3.157% due 10/25/2035 þ	5,837	3,274
4.126% due 10/25/2037 •	7,705	8,497
4.146% due 07/25/2037 •	13,332	12,369
4.341% due 03/25/2037 •	9,244	9,945
4.366% due 07/25/2037 •	6,185	5,739
4.521% due 06/25/2036 •	4,634	4,070
4.746% due 10/25/2036 •	5,302	5,309
4.866% due 03/25/2036 •	3,118	2,778
Park Place Securities, Inc. 4.791% due 09/25/2035 •	4,000	3,625
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.144% due 06/25/2035 •	14,080	13,298

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

4.581% due 08/25/2035 •	39	39
4.581% due 09/25/2035 •	1,018	1,004
4.626% due 08/25/2035 •	4,000	3,854
4.671% due 07/25/2035 •	15,850	15,440
4.776% due 05/25/2035 •	22,969	21,988
4.821% due 07/25/2035 •	21,655	19,506
4.881% due 05/25/2035 •	4,784	4,002
4.896% due 10/25/2034 •	1,992	1,978
5.016% due 03/25/2035 •	17,052	16,065
5.166% due 01/25/2036 •	5,522	5,357
5.421% due 02/25/2035 •	9,218	9,136
5.571% due 02/25/2035 •	3,247	3,042
5.616% due 10/25/2034 •	17,186	16,406
5.646% due 09/25/2034 •	2,610	2,556
5.646% due 12/25/2034 •	13,380	13,394
5.721% due 10/25/2034 •	3,846	3,417
5.721% due 12/25/2034 •	8,426	8,095
5.796% due 02/25/2035 •	17,714	14,684
5.946% due 09/25/2034 •	3,062	2,716
People's Choice Home Loan Securities Trust 5.571% due 10/25/2034 •	4,024	3,727
People's Financial Realty Mortgage Securities Trust
3.976% due 09/25/2036 •	27,707	5,005
3.986% due 09/25/2036 •	24,560	5,909
Popular ABS Mortgage Pass-Through Trust
4.156% due 06/25/2047 •	7,247	6,860
4.341% due 07/25/2036 •	1,566	1,502
4.386% due 05/25/2036 •	2,235	2,146
4.716% due 02/25/2036 •	1,081	1,044
5.917% due 04/25/2035 þ	1,579	1,565
RAAC Trust
4.346% due 02/25/2037 •	2,453	2,410
4.546% due 11/25/2046 •	915	854
4.606% due 10/25/2046 •	5,014	4,949
4.821% due 02/25/2046 •	17,257	17,220
5.496% due 05/25/2039 •	1,139	1,188
RCKT Mortgage Trust
4.795% due 09/25/2055 þ	78,745	78,650
4.894% due 11/25/2055 þ	158,814	159,092
4.966% due 11/25/2055 þ	50,356	50,481
5.344% due 09/25/2044 þ	19,444	19,543
6.025% due 02/25/2044 ~	8,224	8,298
6.141% due 04/25/2044 ~	42,531	43,008
6.147% due 06/25/2044 þ	51,439	52,092
Renaissance Home Equity Loan Trust
3.383% due 08/25/2033 •	514	474
5.512% due 04/25/2037 þ	6,555	1,611
5.580% due 11/25/2036 þ	12,329	3,792
5.612% due 04/25/2037 þ	853	214
5.675% due 06/25/2037 þ	3,891	927
5.731% due 11/25/2036 þ	548	173
5.744% due 06/25/2037 þ	137,503	33,162
5.761% due 04/25/2037 þ	2,781	715
5.797% due 08/25/2036 þ	662	226
5.812% due 11/25/2036 þ	9,025	2,891
5.879% due 06/25/2037 þ	8,523	2,106
5.893% due 06/25/2037 þ	6,639	1,644
5.906% due 06/25/2037 þ	23,928	5,939
6.011% due 05/25/2036 þ	9,006	4,096
6.115% due 08/25/2036 þ	17,329	6,244
6.120% due 11/25/2036 þ	683	231
6.203% due 06/25/2037 þ	38,172	10,133
6.566% due 02/25/2036 þ	270	231
7.750% due 09/25/2037 þ	28,757	11,115
Residential Asset Mortgage Products Trust
3.828% due 12/25/2035 •	18,261	16,726
4.191% due 12/25/2036 •	15,000	14,400
4.286% due 12/25/2035 •	15,262	14,113
4.386% due 02/25/2036 •	1,100	1,068
4.491% due 02/25/2036 •	1,912	1,884
4.596% due 04/25/2034 •	2,037	2,032
4.716% due 04/25/2034 •	789	790
4.716% due 10/25/2035 •	11,246	11,011
4.731% due 11/25/2035 •	7,000	6,644
4.791% due 09/25/2035 •	7,732	7,658
4.791% due 10/25/2035 •	700	627
4.896% due 08/25/2035 •	1,047	1,041
4.911% due 07/25/2035 •	4,814	4,785
5.421% due 04/25/2034 •	1,610	1,631
5.526% due 08/25/2035 •	12,534	11,911
5.826% due 04/25/2034 •	2,821	2,978
Residential Asset Securities Corporation Trust
4.066% due 02/25/2037 •	5,060	4,931
4.086% due 10/25/2036 •	15,824	15,583
4.096% due 11/25/2036 •	57,597	50,513
4.126% due 07/25/2036 •	14,137	13,961

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

4.126% due 09/25/2036 •	813	809
4.186% due 11/25/2036 •	6,177	5,819
4.266% due 04/25/2037 •	4,424	4,351
4.286% due 01/25/2037 •	3,737	3,669
4.356% due 04/25/2036 •	23,954	22,341
4.366% due 07/25/2036 •	8,753	7,965
4.386% due 07/25/2036 •	18,504	16,544
4.406% due 04/25/2036 •	1,872	1,868
4.446% due 02/25/2036 •	3,036	3,014
4.461% due 11/25/2035 •	13,660	13,213
4.506% due 10/25/2035 •	8,178	7,982
4.526% due 04/25/2037 •	26,465	25,976
4.526% due 05/25/2037 •	328	327
4.551% due 09/25/2035 •	5,750	5,555
4.551% due 11/25/2035 •	209	205
4.566% due 01/25/2036 •	1,421	1,414
4.686% due 09/25/2034 •	406	398
4.716% due 11/25/2035 •	10,475	9,408
4.731% due 12/25/2035 •	1,516	1,415
4.746% due 11/25/2035 •	5,989	5,960
4.798% due 04/25/2034 •	828	819
4.806% due 08/25/2035 •	2,130	2,123
4.881% due 08/25/2035 •	4,230	4,180
5.091% due 03/25/2035 •	530	529
5.571% due 11/25/2034 •	69	69
5.571% due 08/25/2035 •	4,551	4,461
5.646% due 01/25/2034 •	2,162	2,212
5.646% due 04/25/2035 •	1,982	1,946
5.796% due 11/25/2034 •	802	803
5.980% due 09/25/2034 ~	895	840
6.321% due 11/25/2034 •	1,948	1,939
Saxon Asset Securities Trust
0.526% due 05/25/2035 •	1,658	1,398
1.215% due 11/25/2035 •	12,994	10,046
3.742% due 12/25/2033 •	1,080	1,059
4.026% due 05/25/2037 •	21,211	15,808
4.156% due 09/25/2037 •	6,929	6,738
4.336% due 09/25/2047 •	4,148	3,624
4.521% due 11/25/2037 •	7,220	7,043
4.566% due 11/25/2037 •	4,873	4,281
4.641% due 03/25/2031 •	143	113
4.776% due 11/25/2037 •	5,426	4,684
4.821% due 12/26/2034 •	186	173
5.596% due 12/25/2037 •	4,674	4,199
8.721% due 12/26/2034 •	532	72
Securitized Asset-Backed Receivables LLC Trust
3.966% due 12/25/2036 •	438	92
4.046% due 07/25/2036 •	18,927	7,223
4.106% due 12/25/2036 •	5,685	5,389
4.126% due 06/25/2036 •	6,699	4,617
4.126% due 07/25/2036 •	9,559	8,298
4.146% due 07/25/2036 •	18,881	7,205
4.146% due 09/25/2036 •	3,694	1,227
4.166% due 07/25/2036 •	4,956	1,619
4.166% due 12/25/2036 •	28,258	5,929
4.246% due 12/25/2036 •	64,329	23,186
4.296% due 02/25/2037 •	31,924	29,504
4.326% due 07/25/2036 •	3,455	1,318
4.346% due 06/25/2036 •	15,165	10,451
4.491% due 10/25/2035 •	3,099	2,574
4.521% due 01/25/2035 •	700	649
4.566% due 10/25/2035 •	963	858
SG Mortgage Securities Trust
4.126% due 10/25/2036 •	13,125	12,271
4.166% due 07/25/2036 •	8,416	1,757
4.306% due 07/25/2036 •	7,876	1,652
4.386% due 02/25/2036 •	1,138	568
4.551% due 10/25/2035 •	2,000	1,904
Soundview Home Loan Trust
3.709% due 04/25/2035 •	464	456
3.926% due 06/25/2037 •	3,698	2,497
3.996% due 06/25/2037 •	10,276	6,938
4.016% due 07/25/2037 •	1,259	1,145
4.016% due 08/25/2037 •	7,513	6,614
4.046% due 06/25/2037 •	119,653	83,143
4.056% due 06/25/2037 •	15,149	10,228
4.066% due 01/25/2037 •	556	408
4.066% due 02/25/2037 •	178	47
4.126% due 06/25/2037 •	4,527	3,057
4.146% due 03/25/2037 •	7,280	6,935
4.166% due 01/25/2037 •	28,103	20,632
4.186% due 11/25/2036 •	58,447	15,708
4.251% due 12/25/2036 •	7,914	7,785
4.306% due 06/25/2036 •	3,515	3,428
4.311% due 02/25/2036 •	10,086	9,607
4.311% due 06/25/2036 •	1,209	1,083

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

4.326% due 07/25/2036 •	8,643	8,058
4.326% due 01/25/2037 •	12,231	8,979
4.346% due 10/25/2036 •	18,404	17,813
4.346% due 11/25/2036 •	6,015	5,772
4.364% due 03/25/2036 •	897	807
4.401% due 03/25/2036 •	14,735	14,488
4.446% due 01/25/2037 •	14,342	14,063
4.536% due 12/25/2035 •	6,995	6,643
4.586% due 02/25/2037 •	18,967	5,085
4.596% due 06/25/2035 •	17,750	16,390
4.596% due 03/25/2036 •	248	247
4.701% due 01/25/2035 •	94	81
4.746% due 10/25/2037 •	1,702	1,343
4.796% due 09/25/2037 •	3,026	2,591
4.821% due 08/25/2035 •	8,802	6,876
4.821% due 11/25/2035 •	3,781	3,761
4.881% due 05/25/2035 •	3,200	3,211
4.926% due 07/25/2035 •	671	671
5.146% due 11/25/2033 •	3	6
Structured Asset Investment Loan Trust
4.106% due 07/25/2036 •	26,495	19,562
4.126% due 06/25/2036 •	8,267	8,041
4.146% due 07/25/2036 •	4	4
4.191% due 07/25/2036 •	30,180	17,635
4.446% due 01/25/2036 •	213	211
4.461% due 01/25/2036 •	42,240	35,696
4.466% due 01/25/2036 •	27,722	26,418
4.476% due 11/25/2035 •	8,016	7,918
4.566% due 04/25/2033 •	71	79
4.566% due 04/25/2035 •	223	222
4.566% due 07/25/2035 •	11,576	11,208
4.566% due 10/25/2035 •	13,508	13,345
4.581% due 09/25/2035 •	18,187	16,662
4.596% due 07/25/2035 •	2,194	2,157
4.611% due 08/25/2035 •	10,459	10,296
4.626% due 02/25/2035 •	3,527	3,517
4.626% due 03/25/2035 •	6,115	5,961
4.671% due 05/25/2034 •	228	221
4.746% due 04/25/2035 •	17,440	16,686
4.776% due 09/25/2034 •	229	202
4.776% due 06/25/2035 •	1,210	1,180
4.796% due 07/25/2033 •	529	521
4.796% due 08/25/2033 •	2,344	2,290
4.821% due 01/25/2035 •	5,004	4,814
4.821% due 05/25/2035 •	25,492	24,133
4.926% due 05/25/2035 •	1,193	801
4.971% due 07/25/2033 •	291	290
5.121% due 11/25/2034 •	5,203	5,553
5.121% due 12/25/2034 •	512	504
5.346% due 11/25/2034 •	1,230	1,425
5.571% due 10/25/2034 •	2,171	2,177
5.571% due 11/25/2034 •	1,948	2,145
6.171% due 11/25/2034 •	96	109
6.471% due 08/25/2033 •	2	2
6.621% due 10/25/2033 •	99	118
6.846% due 06/25/2033 •	2,235	2,333
6.846% due 11/25/2034 •	2,222	2,318
6.996% due 08/25/2033 •	1,046	967
Structured Asset Securities Corp.
4.430% due 02/25/2035 •	5,145	5,591
4.551% due 02/25/2035 •	2,855	2,919
4.596% due 02/25/2035 •	2,425	2,331
Structured Asset Securities Corp. Mortgage Loan Trust
3.030% due 10/25/2037 •	84,781	36,851
3.174% due 10/25/2037 •	32,092	20,310
3.373% due 11/25/2037 •	5,750	5,376
3.986% due 08/25/2046 •	12,435	12,097
3.996% due 09/25/2036 •	3,497	3,410
4.006% due 03/25/2036 •	9,026	8,757
4.076% due 05/25/2047 •	1,229	1,215
4.106% due 05/25/2036 •	5,903	5,848
4.146% due 03/25/2037 •	15,447	10,489
4.156% due 08/25/2046 •	3,002	2,810
4.166% due 04/25/2036 •	2,270	2,261
4.166% due 01/25/2037 •	11,878	11,402
4.206% due 03/25/2037 •	3,418	1,265
4.266% due 02/25/2037 •	2,506	2,469
4.281% due 07/25/2036 •	44,493	44,757
4.281% due 09/25/2036 •	44,430	43,767
4.306% due 01/25/2037 •	34,165	19,780
4.326% due 01/25/2037 •	4,443	4,245
4.346% due 03/25/2037 •	14,858	5,506
4.371% due 07/25/2036 •	2,337	2,273
4.386% due 04/25/2036 •	3,848	3,787
4.416% due 10/25/2036 •	2,820	2,821
4.446% due 01/25/2037 •	11,837	9,782

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

4.446% due 03/25/2037 •	5,116	1,896
4.466% due 02/25/2037 •	1,622	1,575
4.521% due 04/25/2035 •	4,396	4,509
4.521% due 06/25/2035 •	2,336	2,283
4.551% due 02/25/2036 •	7,154	7,138
4.579% due 05/25/2036 •	16,560	16,438
4.641% due 02/25/2036 •	4,889	4,835
4.746% due 05/25/2035 •	447	449
4.791% due 05/25/2035 •	115	115
4.821% due 05/25/2035 •	7,853	7,806
4.836% due 05/25/2035 •	444	439
4.851% due 11/25/2035 •	589	589
4.896% due 05/25/2035 •	4,070	3,775
5.016% due 02/25/2035 •	234	218
5.496% due 05/25/2035 •	35	35
5.946% due 11/25/2035 •	3,000	2,980
6.471% due 11/25/2035 •	3,197	3,188
7.221% due 08/25/2037 •	22,510	21,198
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 4.671% due 01/25/2035 •	756	790
Structured Asset Securities Corp. Trust
4.386% due 05/25/2031 •	2,479	1,694
4.536% due 09/25/2035 •	5,964	5,773
6.746% due 05/25/2031 ~	4,382	3,042
Terwin Mortgage Trust
4.186% due 07/25/2037 •	1,317	1,300
4.386% due 07/25/2037 •	4,960	4,567
4.386% due 08/25/2037 •	17,207	7,514
4.466% due 04/25/2037 •	12,542	12,331
4.646% due 09/25/2036 •	9,332	3,725
4.821% due 07/25/2035 •	6,127	4,743
4.971% due 04/25/2036 •	81	81
5.046% due 04/25/2036 •	1,857	1,855
6.096% due 10/25/2038 •	571	575
Towd Point Mortgage Trust
5.091% due 10/25/2065 þ	52,110	52,337
5.278% due 08/25/2065 þ	65,136	65,456
5.348% due 07/25/2065 þ	26,429	26,616
5.848% due 01/25/2064 ~	25,701	25,860
6.125% due 02/25/2064 ~	15,368	15,510
6.290% due 05/25/2064 ~	48,776	49,388
Wachovia Mortgage Loan Trust LLC 4.536% due 10/25/2035 •	3,254	3,048
WaMu Asset-Backed Certificates WaMu Trust
4.016% due 07/25/2047 •	10,682	6,268
4.066% due 04/25/2037 •	40	15
4.071% due 05/25/2037 •	25,309	24,161
4.086% due 05/25/2037 •	16,659	15,048
4.096% due 05/25/2037 •	12,948	11,702
4.146% due 01/25/2037 •	27,067	23,842
Washington Mutual Asset-Backed Certificates Trust
3.414% due 08/25/2036 •	8,111	5,320
3.851% due 10/25/2036 •	11,615	4,092
4.146% due 05/25/2036 •	8,444	6,706
Wells Fargo Home Equity Asset-Backed Securities Trust
4.281% due 07/25/2036 •	1,435	1,432
4.306% due 04/25/2037 •	4,566	4,535
4.326% due 07/25/2036 •	6,795	6,676
4.356% due 05/25/2036 •	3,044	3,031
4.401% due 05/25/2036 •	3,440	3,356
4.446% due 04/25/2037 •	5,000	3,728
5.571% due 11/25/2035 •	168	168
6.396% due 11/25/2035 •	12,883	12,740

		9,141,145

HOME EQUITY SEQUENTIAL 0.1%
ABFC Trust
4.066% due 01/25/2037 •	8,782	4,948
4.166% due 01/25/2037 •	49,293	27,780
4.286% due 01/25/2037 •	29,451	16,593
BNC Mortgage Loan Trust 3.663% due 10/25/2036 •	28,820	18,965
C-BASS Trust 3.091% due 01/25/2037 þ	25,917	7,151
Countrywide Asset-Backed Certificates Trust 5.989% due 10/25/2046 ~	4	5
Credit-Based Asset Servicing & Securitization LLC 3.151% due 12/25/2035 þ	5,211	5,147
JP Morgan Mortgage Acquisition Trust
3.881% due 07/25/2036 •	1,595	1,588
3.882% due 11/25/2036 •	3,509	3,259
3.996% due 03/25/2047 •	92	63
4.133% due 10/25/2030 þ	2,966	1,464
4.133% due 01/25/2037 þ	509	251

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

Morgan Stanley Mortgage Loan Trust
4.026% due 02/25/2037 •	2,763	535
4.146% due 02/25/2037 •	3,288	637
4.306% due 02/25/2037 •	2,721	527
4.326% due 04/25/2037 •	50,415	13,448
4.566% due 04/25/2037 •	7,209	1,924
New Century Home Equity Loan Trust 4.850% due 11/25/2033 ~	4	4
Saxon Asset Securities Trust 4.326% due 10/25/2046 •	2,734	2,453
Structured Asset Investment Loan Trust
4.366% due 05/25/2036 •	13,804	5,455
4.446% due 03/25/2036 •	10,000	5,217
Structured Asset Securities Corp. Mortgage Loan Trust
4.326% due 01/25/2037 •	14,687	9,334
4.446% due 12/25/2035 •	10,352	9,580
4.466% due 12/25/2036 •	38,715	23,652
5.946% due 08/25/2037 •	7,000	6,987
Structured Asset Securities Corp. Pass-Through Certificates 3.450% due 02/25/2032	41	7
Wells Fargo Home Equity Asset-Backed Securities Trust 4.266% due 03/25/2037 •	266	266

		167,240

MANUFACTURING HOUSE ABS OTHER 0.0%
ABSC Manufactured Housing Contract Resecuritization Trust 8.400% due 12/02/2030 ~	3,368	3,398
BankAmerica Manufactured Housing Contract Trust 7.176% due 12/31/2049 ~	5,000	375
BCMSC Trust 7.935% due 12/15/2030 ~	1,553	1,593
Conseco Finance Corp. 7.220% due 03/15/2028 ~	189	190
Conseco Finance Securitizations Corp. 8.060% due 09/01/2029 ~	7,260	883
GreenPoint Manufactured Housing 7.398% due 06/08/2031 •	3,308	3,292

		9,731

MANUFACTURING HOUSE SEQUENTIAL 0.0%
BCMSC Trust 7.575% due 06/15/2030 ~	16,139	970
Cascade MH Asset Trust 5.695% due 11/25/2056 ~	5,132	5,290
Conseco Finance Corp.
6.440% due 12/01/2030	418	419
7.860% due 03/01/2030 ~	11,077	2,912
Conseco Finance Securitizations Corp.
7.360% due 06/01/2030 ~	49,274	12,114
7.490% due 07/01/2031 þ	5,897	6,000
7.770% due 09/01/2031 þ	2,878	2,930
7.960% due 05/01/2031	21,173	3,841
7.970% due 05/01/2032	7,164	873
8.200% due 05/01/2031	29,477	5,507
8.260% due 12/01/2030 ~	74,286	12,049
8.310% due 05/01/2032 ~	40,754	5,180
8.850% due 12/01/2030 ~	1,831	208
Mid-State Trust XI 4.864% due 07/15/2038	93	93
Newcastle Investment Trust 0.000% due 05/01/2033 ~	28,587	28,396
Oakwood Mortgage Investors, Inc. 7.945% due 03/15/2049 ~	2,929	326

		87,108

WHOLE LOAN COLLATERAL 0.8%
Bear Stearns Asset-Backed Securities I Trust
4.146% due 02/25/2037 •	21,144	16,630
4.246% due 12/25/2034 •	583	515
4.306% due 04/25/2036 •	4,019	4,371
4.346% due 05/25/2036 •	23,195	5,097
4.371% due 04/25/2035 •	401	379
4.446% due 12/25/2035 •	2,542	1,187
5.250% due 06/25/2034 þ	1,179	1,146
5.250% due 10/25/2034 þ	1,572	1,521
5.500% due 06/25/2034 þ	126	122
5.500% due 08/25/2035 ~	2,456	1,407
6.000% due 10/25/2035 þ	4,404	2,616
6.750% due 12/25/2036 þ	1,030	1,159
Bear Stearns Asset-Backed Securities Trust
4.646% due 09/25/2046 •	2,006	1,953
4.946% due 10/25/2033 •	12	14

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

5.002% due 10/25/2036 ~	28	14
5.026% due 01/25/2034 •	1,983	1,552
5.079% due 07/25/2036 •	541	485
5.125% due 03/25/2034 þ	253	419
5.500% due 01/25/2034 þ	3,212	2,677
5.500% due 08/25/2036	61	63
5.750% due 10/25/2033 þ	28	34
5.750% due 01/25/2034 þ	2,789	2,324
6.000% due 08/25/2036	1,837	1,851
6.096% due 04/25/2036 •	4,241	4,437
6.500% due 08/25/2036	3,103	909
Bravo Mortgage Asset Trust 4.446% due 07/25/2036 •	22,192	20,259
Citigroup Mortgage Loan Trust, Inc.
4.246% due 11/25/2046 •	6,612	6,553
4.266% due 06/25/2037 •	6,302	5,851
4.296% due 10/25/2036 •	149	149
4.296% due 01/25/2037 •	2,500	2,423
4.326% due 11/25/2036 •	2,500	2,384
4.521% due 03/25/2037 •	17,106	17,033
4.546% due 11/25/2046 •	12,375	10,605
5.346% due 07/25/2037 •	8,380	8,345
5.749% due 08/25/2035 þ	13	12
5.830% due 11/25/2034 þ	1,723	1,733
6.485% due 05/25/2036 þ	10,815	3,850
6.582% due 03/25/2036 þ	1,702	788
Countrywide Asset-Backed Certificates
4.326% due 04/25/2036 •	5,855	5,417
4.346% due 03/25/2036 •	49	81
4.526% due 03/25/2036 •	24,271	21,702
First Franklin Mortgage Loan Trust
3.951% due 09/25/2036 •	4,836	4,666
3.961% due 07/25/2036 •	191	184
3.966% due 11/25/2036 •	12,320	11,627
3.996% due 12/25/2036 •	6,642	5,833
4.006% due 11/25/2036 •	32	33
4.017% due 07/25/2034 •	569	568
4.058% due 02/25/2036 •	9,293	8,988
4.095% due 04/25/2035 •	2,452	2,397
4.126% due 12/25/2036 •	4,612	1,874
4.126% due 03/25/2037 •	19,106	10,062
4.146% due 05/25/2036 •	937	926
4.146% due 08/25/2036 •	18,212	17,379
4.156% due 09/25/2036 •	25,129	23,699
4.156% due 11/25/2036 •	3,900	3,420
4.166% due 12/25/2037 •	12,915	12,021
4.266% due 12/25/2037 •	10,296	9,579
4.281% due 04/25/2036 •	9,023	8,732
4.286% due 01/25/2038 •	259	143
4.306% due 07/25/2036 •	13,291	13,071
4.326% due 03/25/2036 •	16,033	15,578
4.416% due 02/25/2036 •	21,918	20,938
4.551% due 11/25/2036 •	5,662	5,576
4.566% due 11/25/2035 •	15,572	14,779
4.626% due 09/25/2035 •	252	252
4.626% due 06/25/2036 •	7,306	7,182
4.656% due 10/25/2035 •	5,769	6,979
4.671% due 05/25/2034 •	1,803	1,764
4.746% due 07/25/2035 •	3,755	3,742
4.791% due 09/25/2035 •	10,125	9,518
4.796% due 07/25/2033 •	2,000	2,020
4.821% due 05/25/2035 •	11,793	11,525
4.851% due 09/25/2035 •	30,600	29,816
4.971% due 12/25/2034 •	260	298
5.031% due 12/25/2034 •	2,042	2,089
5.271% due 10/25/2034 •	654	662
5.346% due 03/25/2034 •	211	211
5.556% due 05/25/2034 •	60	58
5.646% due 09/25/2034 •	581	642
5.721% due 07/25/2034 •	914	922
6.321% due 03/25/2034 •	1,398	1,349
GSAMP Trust 3.401% due 11/25/2034 •	1,107	1,079
IndyMac INDB Mortgage Loan Trust 4.166% due 07/25/2036 •	25,570	8,034
Lehman XS Trust
4.016% due 02/25/2037 •	20,261	17,704
4.026% due 02/25/2037 •	10,551	10,102
4.166% due 05/25/2036 •	12,203	10,836
4.306% due 02/25/2037 •	7,157	5,829
4.366% due 11/25/2035 •	1,323	1,120
4.406% due 05/25/2036 •	1,469	1,483
4.596% due 10/25/2035 •	316	379
4.606% due 11/25/2035 •	4,305	3,650
4.979% due 01/25/2036 þ	4,197	3,772
5.987% due 11/25/2035 •	3,187	2,081

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

6.640% due 04/25/2036 þ	5,587	5,547
7.000% due 02/25/2037 ~	2,072	2,164
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
4.866% due 07/25/2035 •	6,091	6,063
4.896% due 04/25/2035 •	953	952
PRET LLC
5.184% due 11/25/2055 þ	173,200	173,763
5.193% due 10/25/2055 þ	131,704	132,035
5.265% due 12/25/2055 «þ	129,100	129,264
5.342% due 12/25/2055 þ	172,904	173,513
5.391% due 08/25/2055 þ	49,489	49,653
5.657% due 08/25/2055 þ	40,229	40,364
5.732% due 08/25/2055 þ	26,743	26,825
5.744% due 06/25/2055 þ	28,181	28,312
5.851% due 12/25/2054 þ	37,728	37,778
5.925% due 10/25/2054 þ	51,826	51,897
5.926% due 10/25/2054 þ	23,303	23,334
RAAC Trust
4.446% due 09/25/2045 •	804	798
5.346% due 09/25/2047 •	5,910	5,960
Residential Asset Mortgage Products Trust
4.196% due 08/25/2036 •	12,479	12,510
4.196% due 10/25/2036 •	1,525	1,503
4.236% due 02/25/2037 •	13,613	13,183
4.371% due 07/25/2036 •	6,441	6,337
4.626% due 07/25/2035 •	5	5
4.655% due 12/25/2034 •	555	508
4.656% due 07/25/2035 •	6,500	6,437
4.716% due 02/25/2034 •	161	163
4.866% due 06/25/2035 •	1,279	1,279
4.921% due 04/25/2034 •	3,979	3,646
4.926% due 03/25/2035 •	7,170	7,189
4.941% due 05/25/2035 •	4,750	4,972
4.971% due 06/25/2035 •	2,100	2,074
4.973% due 10/25/2033 •	1,138	1,142
5.001% due 02/25/2035 •	5,112	5,123
5.046% due 01/25/2035 •	3,604	3,512
5.121% due 02/25/2035 •	465	410
5.189% due 08/25/2034 •	1,203	1,214
5.264% due 12/25/2034 þ	215	200
5.492% due 01/25/2035 þ	433	362
5.670% due 10/25/2034 þ	428	434
5.751% due 02/25/2034 •	370	342
Securitized Asset-Backed Receivables LLC Trust
4.006% due 08/25/2036 •	6,253	2,039
4.006% due 11/25/2036 •	134	37
4.126% due 08/25/2036 •	34,800	14,638
4.166% due 09/25/2036 •	16,643	11,978
4.166% due 10/25/2036 •	60,639	20,102
4.166% due 11/25/2036 •	7,029	1,931
4.186% due 08/25/2036 •	32,616	10,633
4.346% due 05/25/2036 •	6,160	3,326
4.426% due 12/25/2035 •	1,396	1,379
4.446% due 11/25/2035 •	23,625	20,562
4.446% due 12/25/2035 •	13,207	10,676
4.806% due 01/25/2036 •	417	392
Specialty Underwriting & Residential Finance Trust
3.924% due 06/25/2037 •	3,294	1,642
4.126% due 09/25/2037 •	17,355	16,502
4.126% due 11/25/2037 •	5,007	4,042
4.146% due 06/25/2037 •	1,550	933
4.266% due 11/25/2037 •	8,755	4,889
4.326% due 03/25/2037 •	26,845	12,754
4.326% due 09/25/2037 •	14,433	4,995
4.386% due 04/25/2037 •	2,139	1,590
5.016% due 12/25/2035 •	3,729	3,753
VCAT LLC
5.877% due 01/25/2055 þ	22,069	22,164
5.889% due 02/25/2055 þ	44,919	45,057
5.977% due 01/25/2055 þ	36,775	36,912

		1,710,931

OTHER ABS 11.0%
37 Capital CLO 1 Ltd. 5.185% due 10/15/2034 •	38,400	38,469
37 Capital CLO 4 Ltd. 4.995% due 04/15/2035 •	76,900	76,897
37 Capital CLO II Ltd. 5.195% due 07/15/2034 •	26,050	26,099
522 Funding CLO Ltd. 5.060% due 10/23/2034 •	25,550	25,573
Academic Loan Funding Trust 4.789% due 12/26/2044 •	1,145	1,128
ACHV ABS Trust
4.760% due 04/26/2032	3,843	3,858

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

5.010% due 12/26/2031	2,136	2,158
5.040% due 04/26/2032	4,820	4,844
5.070% due 10/27/2031	4,514	4,541
5.900% due 04/25/2031	494	497
Affirm Asset Securitization Trust 5.220% due 12/17/2029	2,207	2,207
Affirm Master Trust
4.450% due 10/16/2034	45,110	45,297
4.670% due 07/15/2033	82,500	83,101
4.990% due 02/15/2033	97,700	98,716
AGL CLO 14 Ltd. 5.000% due 12/02/2034 •	32,100	32,103
ALESCO Preferred Funding III Ltd. 4.916% due 05/01/2034 •	2,162	2,156
ALESCO Preferred Funding IV Ltd. 4.800% due 07/30/2034 •	4,977	4,728
ALESCO Preferred Funding IX Ltd.
4.307% due 06/23/2036 •	9,199	9,061
4.397% due 06/23/2036 •	27,500	24,750
ALESCO Preferred Funding V Ltd.
0.000% due 12/23/2034 ~	3,248	2,799
4.597% due 12/23/2034 •	2,200	2,161
ALESCO Preferred Funding VI Ltd. 4.547% due 03/23/2035 •	5,000	4,750
ALESCO Preferred Funding VIII Ltd. 4.417% due 12/23/2035 •	20,821	19,364
ALESCO Preferred Funding X Ltd.
4.287% due 09/23/2036 •	6,103	5,981
4.447% due 09/23/2036 •	12,000	10,800
ALESCO Preferred Funding XI Ltd. 4.397% due 12/23/2036 •	6,519	6,193
ALESCO Preferred Funding XII Ltd.
4.486% due 07/15/2037 •	4,826	4,664
4.566% due 07/15/2037 •	27,000	24,840
ALESCO Preferred Funding XIV Ltd.
4.267% due 09/23/2037 •	9,937	9,306
4.347% due 09/23/2037 •	2,255	1,962
ALESCO Preferred Funding XVII Ltd.
4.697% due 09/23/2038 •	35,523	34,724
4.897% due 09/23/2038 •	10,000	9,400
AMMC CLO 24 Ltd. 5.084% due 01/20/2035 •	35,200	35,209
AMMC CLO 27 Ltd. 4.964% due 01/20/2037 •	45,500	45,485
Anchorage Capital CLO 20 Ltd. 4.984% due 01/20/2035 •	19,700	19,700
Anchorage Capital CLO 21 Ltd. 4.934% due 10/20/2034 •	75,350	75,293
Anchorage Capital CLO 28 Ltd. 5.584% due 04/20/2037 •	136,100	136,886
Anchorage Credit Funding 1 Ltd. 3.900% due 07/28/2037	55,263	54,854
Anchorage Credit Funding 10 Ltd.
3.619% due 04/25/2038	20,756	20,432
4.169% due 04/25/2038	2,000	1,930
Anchorage Credit Funding 11 Ltd. 3.400% due 04/25/2038	99,033	97,063
Anchorage Credit Funding 12 Ltd. 3.177% due 10/25/2038	5,600	5,492
Anchorage Credit Funding 13 Ltd. 2.875% due 07/27/2039	2,000	1,929
Anchorage Credit Funding 14 Ltd. 3.000% due 01/21/2040	2,000	1,922
Anchorage Credit Funding 18 Ltd.
5.327% due 10/22/2040	118,100	118,646
5.702% due 10/22/2040	23,500	23,612
Anchorage Credit Funding 19 Ltd. 5.036% due 10/25/2040	103,400	103,428
Anchorage Credit Funding 3 Ltd. 2.871% due 01/28/2039	9,700	9,399
Anchorage Credit Funding 4 Ltd. 2.723% due 04/27/2039	1,000	955
Anchorage Credit Funding 7 Ltd. 4.620% due 04/25/2037	4,191	4,188
Anchorage Credit Funding 8 Ltd. 4.430% due 07/25/2037	15,670	15,637
Anchorage Credit Funding 9 Ltd. 3.793% due 10/25/2037	20,668	20,474
Apex Credit CLO Ltd. 5.684% due 04/20/2036 •	76,200	76,614
Apidos CLO XI 5.122% due 04/17/2034 •	86,100	86,204
Apidos CLO XXIV 5.096% due 10/20/2030 •	667	667
Aqua Finance Issuer Trust 4.790% due 05/17/2051	34,026	34,291

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

Arbour CLO DAC 3.394% due 05/15/2038 •	EUR	20,750	24,436
Arbour CLO VI DAC 3.214% due 11/15/2037 •		54,500	64,171
Arbour CLO VII DAC
3.280% due 12/15/2038 •		93,400	110,000
4.150% due 12/15/2038 •		3,200	3,776
Arcano Euro CLO II DAC 0.000% due 07/25/2039 •		91,300	107,386
ARES European CLO XIV DAC 3.040% due 10/21/2034 •		24,890	29,289
ARES LIX CLO Ltd. 5.150% due 04/25/2034 •		$12,800	12,823
ARES LX CLO Ltd. 5.064% due 07/18/2034 •		800	800
ARES LXII CLO Ltd. 4.928% due 01/25/2034 •		117,300	117,302
ARES LXV CLO Ltd.
4.978% due 07/25/2034 •		57,900	57,892
5.358% due 07/25/2034 •		11,200	11,242
ARES XLIV CLO Ltd. 5.035% due 04/15/2034 •		124,950	124,990
ARES XXVII CLO Ltd. 5.009% due 10/28/2034 •		84,300	84,327
Ascent Education Funding Trust 6.140% due 10/25/2050		10,159	10,446
Atlantic Avenue Ltd.
5.144% due 01/20/2035 •		83,300	83,380
5.266% due 10/15/2038 •		90,700	90,998
Atlas Senior Loan Fund XII Ltd. 5.307% due 10/24/2031 •		1,831	1,832
Atlas Senior Loan Fund XV Ltd. 5.080% due 10/23/2032 •		56,971	57,014
Atlas Senior Loan Fund XVI Ltd. 5.019% due 01/20/2034 •		78,700	78,701
Atlas Senior Loan Fund XVII Ltd. 4.944% due 10/20/2034 •		1,000	998
Atlas Senior Loan Fund XVIII Ltd. 4.994% due 01/18/2035 •		97,600	97,595
Avoca Static CLO I DAC
2.996% due 01/15/2035 •	EUR	28,254	33,199
3.726% due 01/15/2035 •		13,500	15,913
Bain Capital Credit CLO Ltd.
4.850% due 04/23/2035 •		$63,700	63,677
5.007% due 04/22/2035 •		23,700	23,704
5.010% due 10/23/2034 •		22,500	22,507
5.042% due 07/17/2035 •		64,800	64,825
5.084% due 10/20/2034 •		66,800	66,861
5.124% due 07/16/2034 •		39,400	39,442
5.124% due 07/19/2034 •		78,400	78,439
5.374% due 07/16/2034 •		6,300	6,330
5.534% due 10/20/2034 •		12,400	12,423
Barings Euro CLO DAC
0.000% due 08/15/2039 •(c)	EUR	59,500	69,924
3.250% due 10/21/2038 •		81,300	95,446
3.960% due 10/21/2038 •		16,600	19,592
4.850% due 10/21/2038		11,500	13,528
Benefit Street Partners CLO XXII Ltd. 5.034% due 04/20/2035 •		$34,100	34,106
Benefit Street Partners CLO XXV Ltd. 4.905% due 01/15/2035 •		7,000	7,000
BHG Securitization Trust
4.820% due 04/17/2036		14,881	15,037
4.840% due 09/17/2036		41,626	42,078
5.260% due 04/17/2036		23,439	23,700
BlueMountain CLO Ltd.
5.048% due 10/25/2030 •		33,889	33,930
5.052% due 11/15/2030 •		3,437	3,439
BlueMountain CLO XXXIV Ltd. 5.034% due 04/20/2035 •		117,200	117,259
Bryant Park Funding Ltd. 5.525% due 04/15/2037 •		43,000	43,221
Buckingham CDO II Ltd. 7.180% due 04/05/2041 •		643,393	39,163
Buckingham CDO III Ltd. 7.250% due 09/05/2051 •		990,065	990
Cairn CLO XI DAC
3.187% due 01/15/2040 •	EUR	64,750	76,173
4.057% due 01/15/2040 •		11,900	14,053
Camber 4 PLC 5.785% due 11/09/2053 •		$198,149	20
Canyon CLO Ltd.
4.985% due 07/15/2034 •		4,400	4,396
5.005% due 10/15/2034 •		7,000	7,002
Capital Four CLO X DAC 3.279% due 10/25/2038 •	EUR	63,300	74,450

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

Capital Four U.S. CLO II Ltd. 5.784% due 01/20/2037 •		$37,500	37,775
Capital Street Master Trust
5.074% due 08/16/2029 •		51,000	50,942
5.324% due 10/16/2028 •		129,300	129,351
5.574% due 10/16/2028 •		10,100	10,111
Carlyle Global Market Strategies CLO Ltd.
4.974% due 07/20/2034 •		108,200	108,260
5.126% due 07/20/2031 •		2,139	2,141
Carlyle U.S. CLO Ltd.
4.938% due 01/25/2035 •		19,200	19,200
4.994% due 10/20/2034 •		6,500	6,504
CarVal CLO I Ltd. 5.124% due 07/16/2031 •		35,554	35,572
CarVal CLO III Ltd. 4.874% due 07/20/2032 •		66,536	66,582
CCG Receivables Trust 5.820% due 09/16/2030		588	591
Cedar Funding VI CLO Ltd. 4.974% due 04/20/2034 •		71,000	71,022
Centerbridge Credit Funding 1 Ltd. 3.164% due 07/25/2039		8,700	8,463
CIFC Funding Ltd. 5.202% due 04/17/2035 •		13,000	13,023
College Avenue Student Loans LLC
5.330% due 05/25/2055		33,024	33,462
5.524% due 06/25/2054 •		51,449	51,808
5.774% due 05/25/2055 •		34,617	35,274
5.820% due 05/25/2055		16,486	16,827
6.060% due 05/25/2055		14,441	14,810
6.500% due 06/25/2054		51,595	54,028
6.890% due 05/25/2055		3,728	3,840
7.330% due 06/25/2054		18,706	19,596
7.580% due 06/25/2054		14,724	15,459
8.210% due 06/25/2054		3,550	3,763
8.490% due 05/25/2055		4,699	4,908
10.120% due 06/25/2054		5,803	6,138
Cologix Canadian Issuer LP 4.940% due 01/25/2052	CAD	20,400	14,764
Commonbond Student Loan Trust 1.980% due 08/25/2050		$589	531
Consumer Loan Finance
0.000% due 11/25/2054 «		25,019	12,786
5.150% due 11/25/2054		33,920	34,147
5.350% due 11/25/2054		98,647	100,585
5.450% due 11/25/2054		24,254	24,641
5.750% due 11/25/2054		12,127	12,272
6.600% due 11/25/2054		15,925	16,063
8.750% due 11/25/2054		9,098	9,204
Consumer Loan Finance Issuer Trust
0.000% due 11/25/2053 «		182,770	81,409
0.000% due 11/25/2054 «		17,489	9,198
5.150% due 11/25/2054		11,004	11,024
5.350% due 11/25/2054		60,690	61,949
5.450% due 11/25/2054		15,124	15,372
5.750% due 11/25/2054		7,563	7,670
6.250% due 11/25/2053		65,157	65,347
6.400% due 11/25/2053		610,576	632,348
6.600% due 11/25/2054		9,515	9,630
6.950% due 11/25/2053		120,879	125,278
7.400% due 11/25/2053		120,879	125,474
8.750% due 11/25/2054		5,691	5,771
9.100% due 11/25/2053		70,495	73,323
9.350% due 11/25/2053		65,472	66,349
Contego CLO III BV 3.297% due 04/15/2038 •	EUR	85,000	99,978
CQS U.S. CLO Ltd. 5.084% due 01/20/2035 •		$48,400	48,447
Crossroads Asset Trust 4.910% due 02/20/2032		3,434	3,461
Cumulus Static CLO DAC 3.264% due 11/15/2033 •	EUR	46,023	54,172
CVC Cordatus Loan Fund XII DAC 0.000% due 01/23/2039 •(c)		52,500	61,698
CVC Cordatus Loan Fund XXX DAC 3.297% due 05/15/2037 •		14,000	16,467
CVC Cordatus Opportunity Loan Fund-R DAC 2.904% due 08/15/2033 •		87,189	102,356
Davis Square Funding V Ltd.
5.220% due 10/08/2040 •		$583,584	192,893
5.360% due 10/08/2040 •		44,806	10,400
5.540% due 10/08/2040 •		52,400	12,961
Dell Equipment Finance Trust 4.690% due 08/22/2030		39,054	39,129
Dewolf Park CLO Ltd. 5.086% due 10/15/2030 •		2,120	2,120

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

Diameter Capital CLO 4 Ltd. 5.735% due 01/15/2037 •		92,200	92,800
Diameter Capital CLO 6 Ltd. 5.515% due 04/15/2037 •		137,400	138,106
Diamond Infrastructure Funding LLC 1.760% due 04/15/2049		3,500	3,403
DLLMT LLC 5.080% due 02/22/2027		14,079	14,110
Dryden 43 Senior Loan Fund 4.954% due 04/20/2034 •		2,000	2,000
Dryden 54 Senior Loan Fund 5.034% due 10/19/2029 •		16,624	16,640
Dryden 86 CLO Ltd. 5.012% due 07/17/2034 •		14,630	14,633
Dryden 95 CLO Ltd. 4.929% due 08/20/2034 •		100,200	100,166
Dryden Euro CLO
3.342% due 10/18/2039 •	EUR	76,700	90,215
5.000% due 10/18/2039		12,000	14,124
Duke Funding High Grade III Ltd.
5.100% due 08/02/2049 •		$776,047	5,830
5.190% due 08/02/2049 •		285,269	2,222
5.304% due 08/02/2049 •		102,000	10
Education Funding Trust
3.557% due 02/01/2050		45,438	39,931
4.714% due 02/01/2050		29,124	28,914
Elevation CLO Ltd.
4.988% due 07/25/2034 •		72,500	72,441
5.158% due 01/25/2035 •		77,200	77,308
5.458% due 01/25/2035 •		8,500	8,539
5.708% due 01/25/2035 •		13,400	13,431
Elmwood CLO 15 Ltd. 5.007% due 04/22/2035 •		30,600	30,605
Flatiron CLO 19 Ltd. 5.032% due 11/16/2034 •		29,294	29,311
Fortress Credit BSL VII Ltd. 4.950% due 07/23/2032 •		13,098	13,113
Fortress Credit BSL X Ltd. 5.014% due 04/20/2033 •		42,000	42,047
Foundation Finance Trust 4.670% due 04/15/2052		14,359	14,446
Goal Structured Solutions Trust 4.639% due 09/25/2041 •		4,944	4,899
Golub Capital Partners CLO 50B-R Ltd. 4.994% due 04/20/2035 •		89,700	89,698
GoodLeap Home Improvement Solutions Trust 5.320% due 06/20/2049		44,260	44,776
Goodleap Sustainable Home Solutions Trust 6.500% due 07/20/2055		7,658	7,572
GreatAmerica Leasing Receivables Funding LLC 5.280% due 03/15/2027		8,462	8,499
GreenSky Home Improvement Issuer Trust
4.340% due 12/27/2060		27,314	27,359
4.520% due 12/27/2060		41,200	41,326
4.590% due 12/27/2060		18,500	18,582
4.890% due 06/25/2060		21,348	21,523
4.930% due 06/25/2060		17,871	17,941
5.020% due 06/25/2060		13,800	14,017
5.120% due 03/25/2060		16,827	16,906
5.150% due 10/27/2059		10,837	11,041
5.220% due 03/25/2060		12,524	12,720
5.250% due 10/27/2059		1,036	1,039
5.320% due 03/25/2060		22,100	22,646
5.390% due 03/25/2060		13,900	14,109
5.690% due 03/25/2060		7,300	7,399
GreenSky Home Improvement Trust
5.550% due 06/25/2059		8,400	8,627
5.880% due 06/25/2059		3,996	4,014
Greywolf CLO III Ltd.
5.087% due 04/22/2033 •		65,785	65,829
5.707% due 04/22/2033 •		32,300	32,433
Greywolf CLO IV Ltd. 5.122% due 04/17/2034 •		38,100	38,145
Grosvenor Place CLO DAC
3.249% due 01/15/2039 •	EUR	78,600	92,438
3.383% due 08/15/2039 •		63,400	74,508
Guggenheim CLO Ltd. 5.055% due 01/15/2035 •		$81,900	81,798
Harvest CLO XVI DAC 3.336% due 10/15/2038 •	EUR	48,600	57,115
Hayfin Emerald CLO V DAC 3.274% due 11/17/2037 •		88,800	104,229
Hayfin Emerald CLO VI DAC 3.259% due 10/15/2038 •		88,600	104,213
Hayfin Emerald CLO X DAC 3.251% due 10/18/2039 •		55,000	64,696

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

Hayfin Emerald CLO XIV DAC 3.225% due 01/22/2039 •		85,000	99,965
Henley CLO VII DAC 3.055% due 04/25/2034 •		34,451	40,523
Hildene TruPS Securitization Ltd. 5.899% due 05/22/2039 •		$2,179	2,179
Home Partners of America Trust
1.698% due 09/17/2041		6,719	6,123
1.901% due 12/17/2026		15,095	14,780
Hout Bay Corp.
4.716% due 07/05/2041 •		463,545	73,946
4.916% due 07/05/2041 •		34,165	41
5.046% due 07/05/2041 ^•(e)		4,046	0
ICG U.S. CLO Ltd.
4.884% due 01/16/2033 •		21,276	21,297
5.034% due 10/20/2034 •		75,900	75,938
5.152% due 04/17/2034 •		12,100	12,116
IFC Emerging Markets Securitization Ltd. 5.454% due 12/31/2035 •		123,200	123,195
Indigo Credit Management II DAC 3.209% due 07/15/2038 •	EUR	93,500	109,962
Invesco CLO Ltd. 5.034% due 07/20/2035 •		$47,800	47,805
Invesco Euro CLO III DAC 3.184% due 10/30/2038 •	EUR	70,200	82,529
Invesco Euro CLO V DAC 3.029% due 01/15/2034 •		80,900	95,177
Invesco Euro CLO XI DAC 3.283% due 10/22/2036 •		57,900	68,103
Jamestown CLO XVI Ltd. 4.978% due 07/25/2034 •		$83,300	83,317
Jamestown CLO XVIII Ltd. 5.128% due 07/25/2035 •		79,100	79,219
Jupiter High-Grade CDO III Ltd. 9.565% due 06/08/2042 «•		34,500	0
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042		6,302	6,298
KGS-Alpha SBA COOF Trust 1.125% due 04/25/2038 «~(a)		5,105	102
KKR CLO 16 Ltd. 4.988% due 10/20/2034 •		181,600	181,661
KKR CLO 17 Ltd. 5.246% due 04/15/2034 •		6,000	6,013
KKR CLO 21 Ltd. 5.166% due 04/15/2031 •		1,214	1,215
KKR CLO 27 Ltd. 5.015% due 01/15/2035 •		34,200	34,200
KKR CLO 33 Ltd. 4.993% due 07/20/2034 •		27,700	27,707
KKR CLO 36 Ltd. 5.055% due 10/15/2034 •		113,700	113,738
KKR CLO 41 Ltd. 5.235% due 04/15/2035 •		5,750	5,755
KKR CLO 42 Ltd. 5.034% due 07/20/2034 •		95,400	95,472
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042		647	647
LCM 31 Ltd. 5.164% due 07/20/2034 •		42,800	42,869
LCM 34 Ltd. 5.064% due 10/20/2034 •		1,300	1,302
LCM 35 Ltd. 4.985% due 10/15/2034 •		109,450	109,436
LCM 36 Ltd. 4.975% due 01/15/2034 •		1,000	999
LCM Loan Income Fund I Ltd. 5.176% due 04/20/2031 •		1,877	1,880
LendingPoint Pass-Through Trust 5.700% due 07/15/2029		1,091	1,086
Lendmark Funding Trust
4.470% due 02/21/2034		18,900	18,957
5.530% due 06/21/2032		20,100	20,380
Lyra Music Assets Delaware LP 5.760% due 12/22/2064		95,813	97,051
M&T Equipment Notes 4.990% due 08/18/2031		23,516	23,594
Madison Park Funding XLIX Ltd. 4.934% due 10/19/2034 •		76,700	76,701
Madison Park Funding XLVI Ltd. 4.905% due 10/15/2034 •		120,200	120,118
Madison Park Funding XXXIX Ltd. 5.107% due 10/22/2034 •		10,200	10,214
Madison Park Funding XXXV Ltd. 5.136% due 04/20/2032 •		842	842
Madison Park Funding XXXVI Ltd. 4.965% due 04/15/2035 •		2,000	2,000

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

Magnetite XXV Ltd. 5.320% due 01/25/2032 •		5,433	5,439
Man Euro CLO DAC 3.776% due 10/15/2036 •	EUR	86,900	102,295
Marble Point CLO XXII Ltd. 5.078% due 07/25/2034 •		$87,800	87,894
Marlette Funding Trust 7.130% due 12/15/2033		8,046	8,123
Marzio Finance SRL 2.724% due 09/28/2049 •	EUR	5,085	5,998
Mercury CDO Ltd. 4.895% due 12/08/2040 •		$6,000	158
MMcapS Funding XVII Ltd. 4.504% due 12/01/2035 •		8,420	8,294
Mountain View CLO XIV Ltd. 6.813% due 10/15/2034 •		78,100	78,126
MV Credit Euro CLO III DAC 3.364% due 02/15/2038 •	EUR	48,300	56,762
Nassau Ltd. 5.316% due 07/15/2031 •		$281	281
National Collegiate V Commutation Trust 0.000% due 03/25/2038 •		61,425	9,190
Navesink CLO 2 Ltd.
0.000% due 01/15/2036 •(c)		59,800	59,800
5.175% due 04/15/2036 •		13,400	13,400
Navient Education Loan Trust 5.020% due 07/15/2055		29,728	30,083
Navient Private Education Loan Trust
2.460% due 11/15/2068		6,922	6,725
5.315% due 07/16/2040 •		7,461	7,475
Navient Private Education Refi Loan Trust
1.330% due 04/15/2069		14,517	13,601
1.690% due 05/15/2069		169	161
3.238% due 11/15/2045 ~		99,466	93,652
4.915% due 12/15/2059 •		3,366	3,363
Navient Refinance Loan Trust 5.150% due 02/16/2055		17,053	17,307
Navient Student Loan Trust
5.684% due 03/15/2072 •		48,152	48,617
7.230% due 03/15/2072		52,400	56,840
Nelnet Student Loan Trust
4.670% due 06/22/2065		353,305	352,386
4.840% due 05/17/2055		190,324	191,138
5.268% due 06/22/2065 •		268,443	270,706
5.334% due 05/17/2055 •		173,949	175,366
6.118% due 02/20/2041 •		32,146	32,854
6.640% due 02/20/2041		31,172	32,475
Neuberger Berman Loan Advisers CLO 43 Ltd. 4.932% due 07/17/2036 •		62,500	62,486
Neuberger Berman Loan Advisers CLO 45 Ltd. 4.972% due 10/14/2036 •		73,800	73,767
Neuberger Berman Loan Advisers Lasalle Street Lending CLO I Ltd. 5.140% due 10/25/2036 •		80,900	80,998
Newark BSL CLO 2 Ltd. 5.090% due 07/25/2030 •		1,533	1,534
Northwoods Capital 25 Ltd. 5.004% due 07/20/2034 •		79,700	79,574
Northwoods Capital XII-B Ltd. 4.913% due 06/15/2031 •		22,929	22,957
Northwoods Capital XIV-B Ltd. 5.091% due 11/13/2031 •		1,344	1,345
Ocean Trails CLO X 5.605% due 10/15/2034 •		7,750	7,765
Ocean Trails CLO XI 4.914% due 07/20/2034 •		43,800	43,690
OCP Euro CLO DAC
3.244% due 07/20/2036 •	EUR	83,600	98,329
3.300% due 10/20/2039 •		22,600	26,581
Octagon Investment Partners 39 Ltd. 5.034% due 10/20/2030 •		$15,564	15,583
Octagon Investment Partners 40 Ltd. 4.924% due 01/20/2035 •		108,600	108,573
OFSI BSL X Ltd. 5.154% due 04/20/2034 •		62,000	62,086
OneMain Financial Issuance Trust
1.750% due 09/14/2035		13,667	13,457
5.484% due 09/15/2036 •		18,764	18,937
5.940% due 05/15/2034		693	695
Oportun Funding Trust 4.960% due 08/16/2032		8,399	8,411
Oportun Issuance Trust
5.010% due 02/08/2033		19,800	19,801
5.860% due 02/09/2032		870	870
Pagaya AI Debt Grantor Trust
0.000% due 04/15/2032 «~		8,513	3,976
4.865% due 10/15/2032		46,809	46,986

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

4.961% due 10/15/2032		6,396	6,432
5.065% due 03/15/2032		7,493	7,515
5.092% due 07/15/2032		11,875	11,932
5.108% due 03/15/2033		11,400	11,476
5.156% due 07/15/2032		8,411	8,485
5.183% due 06/15/2032		12,455	12,519
5.331% due 01/15/2032		6,454	6,479
5.617% due 04/15/2032 «		7,760	7,772
5.637% due 07/15/2032		5,544	5,587
5.750% due 06/15/2032		12,430	12,514
5.823% due 04/15/2032 «		5,435	5,450
5.871% due 07/15/2032		5,740	5,785
5.992% due 06/15/2032		4,257	4,286
6.261% due 04/15/2032 «		5,726	5,751
6.278% due 10/15/2031		4,509	4,536
10.273% due 04/15/2032 «		7,048	6,918
Pagaya AI Debt Grantor Trust & Pagaya AI Debt Trust 6.093% due 11/15/2031		4,433	4,455
Pagaya AI Debt Selection Trust 6.117% due 12/15/2031		4,425	4,456
Pagaya AI Debt Trust
5.373% due 01/17/2033		18,599	18,765
6.258% due 10/15/2031		10,268	10,302
6.319% due 08/15/2031		4,603	4,620
6.660% due 07/15/2031		1,174	1,177
Palmer Square CLO Ltd. 4.918% due 05/21/2034 •		21,660	21,658
Palmer Square European Loan Funding DAC
2.859% due 10/15/2034 •	EUR	121,350	142,721
2.989% due 01/15/2033 •		8,949	10,523
3.034% due 05/15/2033 •		36,961	43,423
3.034% due 08/15/2033 •		44,893	52,720
3.047% due 07/15/2035 •		58,800	69,110
3.054% due 05/15/2034 •		90,110	105,791
3.064% due 05/15/2034 •		50,989	59,988
3.559% due 10/15/2034 •		22,500	26,464
3.714% due 05/15/2033 •		1,000	1,177
3.917% due 07/15/2035 •		20,700	24,326
Parallel Ltd. 5.015% due 07/15/2034 •		$74,400	74,263
Park Avenue Institutional Advisers CLO Ltd. 4.994% due 01/20/2034 •		49,500	49,537
Penta CLO 9 DAC 2.915% due 07/25/2036 •	EUR	55,500	65,221
Performer Funding 1 PLC
0.000% due 06/21/2035	GBP	164,391	125,459
5.789% due 06/21/2035 •		185,225	249,702
6.789% due 06/21/2035 •		129,635	175,140
7.789% due 06/21/2035 •		86,490	117,954
9.289% due 06/21/2035 •		37,025	50,456
11.289% due 06/21/2035 •		55,585	75,747
Pikes Peak CLO 2 5.104% due 10/11/2034 •		$45,000	45,052
Pikes Peak CLO 4 5.115% due 07/15/2034 •		46,500	46,541
Pikes Peak CLO 6 4.815% due 05/18/2034 •		20,000	19,990
Post CLO Ltd. 4.985% due 10/15/2034 •		46,800	46,804
PPM CLO 3 Ltd. 5.002% due 07/17/2034 •		52,000	52,005
PPM CLO 5 Ltd. 4.998% due 10/18/2034 •		93,200	93,202
Progress Residential Trust
2.013% due 11/17/2040		6,012	5,661
2.709% due 02/17/2041		10,575	10,100
Project Panama SPV LLC 7.819% due 01/03/2029 «		174,657	175,754
Providus CLO II DAC 3.169% due 10/15/2038 •	EUR	69,000	81,237
Providus CLO V DAC 3.314% due 11/15/2039 •		55,900	65,750
Rad CLO 10 Ltd. 5.291% due 04/23/2034 •		$14,510	14,552
RCKT Trust
4.480% due 11/27/2034		5,571	5,577
4.900% due 07/25/2034		6,681	6,700
Reach ABS Trust
4.930% due 08/18/2032		49,122	49,330
4.960% due 08/16/2032		11,731	11,768
5.880% due 07/15/2031		2,596	2,607
Regatta XVI Funding Ltd. 5.105% due 01/15/2033 •		69,328	69,376
Regional Management Issuance Trust
5.110% due 12/15/2033		20,700	20,867
5.830% due 07/15/2036		10,500	10,709

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

Rockford Tower CLO Ltd.
5.014% due 07/20/2034 •		33,500	33,506
5.084% due 07/20/2035 •		70,700	70,766
Romark CLO - IV Ltd. 5.067% due 07/10/2034 •		79,000	79,034
Romark CLO Ltd. 5.151% due 10/23/2030 •		121	121
Romark CLO V Ltd. 5.095% due 01/15/2035 •		110,400	110,481
Romark Credit Funding II Ltd. 2.625% due 10/25/2039		1,000	949
Romark Credit Funding III Ltd. 5.539% due 09/15/2042		27,400	27,497
Romark Credit Funding Ltd. 5.423% due 07/29/2043		93,100	93,683
Sandstone Peak Ltd. 5.185% due 10/15/2034 •		72,100	72,231
Sculptor CLO XXVII Ltd. 4.944% due 07/20/2034 •		67,800	67,799
Sculptor European CLO IV DAC 3.265% due 04/27/2038 •	EUR	102,300	120,429
Shackleton CLO Ltd. 5.084% due 07/20/2034 •		$66,800	66,858
Sierra Madre Funding Ltd. 4.298% due 09/07/2039 •		18,995	10,488
Silver Rock CLO II Ltd. 4.924% due 01/20/2035 •		59,400	59,400
SLM Private Credit Student Loan Trust 4.255% due 12/15/2039 •		223	218
SLM Student Loan Trust
2.465% due 10/25/2039 •	EUR	3,554	3,895
4.789% due 01/25/2075 •		$18,354	18,382
SMB Private Education Loan Trust
0.000% due 03/15/2052 «		5,945	7,889
0.000% due 09/15/2053		3	970
0.000% due 02/16/2055 «		34	33,177
0.000% due 03/15/2055 «		47	605
0.000% due 10/16/2056 «		13	5,656
0.000% due 10/15/2058 «		23	6,148
3.940% due 02/16/2055		183,597	179,939
4.550% due 02/16/2055		72,466	71,198
4.696% due 09/15/2054 •		2,351	2,345
4.780% due 03/15/2055		35,479	35,150
4.950% due 02/16/2055		21,080	20,806
4.960% due 03/15/2055		725,957	731,871
4.990% due 10/16/2056		211,952	213,874
5.020% due 03/17/2053		73,515	74,181
5.060% due 03/16/2054		33,457	33,904
5.074% due 06/17/2052 •		9,976	9,972
5.074% due 07/15/2053 •		108,189	107,473
5.090% due 10/16/2056		10,833	11,015
5.100% due 03/15/2055		35,479	35,761
5.184% due 03/15/2055 •		80,620	80,771
5.240% due 03/15/2056		48,374	49,273
5.260% due 03/15/2055		71,359	69,288
5.274% due 03/15/2052 •		42,807	42,887
5.334% due 10/16/2056 •		11,325	11,355
5.370% due 10/15/2058		94,399	96,576
5.380% due 07/15/2053		135,187	138,130
5.434% due 02/16/2055 •		181,177	183,018
5.434% due 03/15/2056 •		59,733	60,378
5.500% due 06/17/2052		40,515	41,622
5.550% due 03/15/2052		42,807	44,211
5.634% due 09/15/2053 •		105,770	107,674
5.670% due 11/15/2052		1,582	1,626
5.770% due 10/16/2056		118,641	121,197
5.784% due 10/16/2056 •		323,377	330,313
5.784% due 10/15/2058 •		144,746	147,558
5.834% due 05/16/2050 •		5,254	5,335
5.950% due 02/16/2055		20,338	20,627
6.150% due 09/15/2053		65,154	68,660
6.150% due 10/15/2058		31,834	32,982
6.250% due 03/15/2052		9,200	9,506
6.360% due 10/16/2056		19,950	20,579
6.500% due 03/15/2052		4,315	4,536
6.580% due 10/15/2058		6,522	6,722
6.930% due 09/15/2053		43,966	46,837
7.230% due 10/15/2058		32,215	33,056
7.540% due 09/15/2053		8,999	9,545
7.560% due 10/16/2056		64,173	66,807
8.290% due 03/15/2052		4,600	4,827
8.870% due 09/15/2053		18,543	20,248
SoFi Alternative Trust
0.000% due 02/15/2046 «		1,000	15,077
1.170% due 02/15/2046		109,835	103,390
2.550% due 02/15/2046		54,100	46,683

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

3.192% due 05/16/2050 ~		52,100	50,115
3.840% due 06/15/2050 ~		88,872	85,171
SoFi Consumer Loan Program Trust
0.000% due 03/27/2034 «		10,092	13,246
0.010% due 06/15/2034 «		36,976	46,085
0.010% due 10/25/2034 «		19,638	27,858
4.190% due 10/25/2034		140,565	140,703
4.240% due 08/25/2035		52,055	52,125
4.470% due 08/15/2034		55,128	55,301
4.530% due 10/25/2034		17,045	17,011
4.620% due 06/15/2034		187,619	188,398
4.800% due 02/27/2034		15,706	15,767
4.900% due 10/25/2034		13,240	13,227
4.910% due 03/27/2034		52,170	52,444
4.970% due 06/15/2034		26,600	26,843
5.190% due 06/15/2034		20,600	20,788
5.200% due 10/25/2034		9,770	9,790
5.250% due 03/27/2034		9,528	9,647
5.590% due 06/15/2034		15,200	15,376
5.770% due 03/27/2034		7,392	7,503
6.260% due 03/27/2034		5,461	5,550
Sound Point CLO XIX Ltd. 5.166% due 04/15/2031 •		1,867	1,868
Sound Point CLO XXIII 5.336% due 07/15/2034 •		13,000	13,041
Sound Point CLO XXVII Ltd. 5.300% due 10/25/2034 •		15,700	15,753
Sound Point CLO XXVIII Ltd. 5.138% due 01/25/2032 •		38,867	38,890
Steele Creek CLO Ltd. 5.176% due 04/15/2031 •		998	999
Sunbit Asset Securitization Trust 5.360% due 07/15/2030		31,900	32,131
Sycamore Tree CLO Ltd. 5.564% due 01/20/2037 •		79,000	79,416
Symphony CLO 36 Ltd. 0.000% due 01/20/2036 •(c)		86,900	86,900
Symphony CLO 37 Ltd. 5.684% due 01/20/2037 •		21,325	21,464
Symphony CLO XXII Ltd. 5.064% due 04/18/2033 •		29,752	29,768
Symphony CLO XXIV Ltd. 5.261% due 10/23/2035 •		53,600	53,592
Symphony CLO XXIX Ltd. 5.433% due 10/15/2035 •		41,000	41,001
Symphony CLO XXV Ltd. 4.874% due 04/19/2034 •		117,400	117,395
Symphony CLO XXXII Ltd. 5.419% due 10/23/2035		58,900	58,898
T-Mobile U.S. Trust 4.250% due 05/21/2029		29,700	29,858
TCW CLO AMR Ltd. 5.151% due 08/16/2034 •		84,500	84,563
TCW CLO Ltd. 5.494% due 01/16/2037 •		43,800	44,016
Tesla Sustainable Energy Trust
5.080% due 06/21/2050		6,578	6,610
5.290% due 06/20/2050		8,300	8,345
Thayer Park CLO Ltd. 4.868% due 04/20/2034 •		45,800	45,781
THL Credit Wind River CLO Ltd.
5.105% due 04/15/2035 •		134,200	134,315
5.206% due 04/18/2036 •		11,250	11,273
TIAA CLO IV Ltd. 5.024% due 01/20/2032 •		9,039	9,043
Tikehau CLO IX DAC 3.224% due 01/20/2037 •	EUR	83,700	98,436
Tikehau CLO V DAC 3.253% due 10/15/2038 •		74,250	87,324
Trainer Wortham CBO V Ltd. 4.796% due 01/04/2040 •		$4,690	1,685
Tralee CLO V Ltd. 4.964% due 10/20/2034 •		84,000	83,981
Trapeza CDO IX Ltd. 4.450% due 01/27/2040 •		11,639	11,407
Trapeza CDO XII Ltd. 4.546% due 04/06/2042 •		8,093	7,284
Trapeza CDO XIII Ltd.
4.407% due 11/09/2042 •		10,734	10,340
4.457% due 11/09/2042 •		14,000	12,600
Triaxx Prime CDO Ltd. 4.763% due 10/02/2039 ^•(e)		5,843	52
Tricon American Homes Trust 1.482% due 11/17/2039		15,624	14,908
Trinitas CLO IX Ltd. 5.084% due 01/20/2032 •		602	603

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

Trinitas CLO VI Ltd. 4.968% due 01/25/2034 •		42,100	42,119
Trinitas CLO VII Ltd. 4.918% due 01/25/2035 •		5,000	5,000
Trinitas CLO VIII Ltd. 5.246% due 07/20/2031 •		417	418
Trinitas CLO XVII Ltd. 5.034% due 10/20/2034 •		74,000	74,024
Trinitas CLO XX Ltd. 4.924% due 07/20/2035 •		5,500	5,488
Trinitas Euro CLO I DAC 3.232% due 07/15/2039 •	EUR	47,800	56,217
Tropic CDO V Ltd.
4.456% due 07/15/2036 •		$17,520	17,169
4.486% due 07/15/2036 •		28,364	27,442
Trysail CLO Ltd. 5.123% due 10/20/2033 •		28,700	28,732
U.S. Capital Funding V Ltd. 4.469% due 10/10/2040 •		26,140	24,898
Upstart Pass-Through Trust
4.300% due 05/20/2030		1,436	1,433
7.900% due 10/20/2028		3,621	3,662
Upstart Personal Consumer Trust 12.110% due 11/20/2031 «		95,137	96,470
Upstart Securitization Trust
4.600% due 09/20/2035		25,500	25,565
5.020% due 09/20/2035		5,700	5,683
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		1,716	1,712
UPX HIL Issuer Trust 5.160% due 01/25/2047		12,240	12,344
Venture 44 CLO Ltd. 5.024% due 10/20/2034 •		14,700	14,704
Verdelite Static CLO Ltd. 5.014% due 07/20/2032 •		73,066	73,086
Vibrant CLO XII Ltd. 5.034% due 04/20/2034 •		78,300	78,316
Voya CLO Ltd.
4.944% due 04/20/2034 •		137,800	137,784
5.084% due 07/20/2032 •		1,798	1,800
5.425% due 04/15/2037 •		13,330	13,397
Voya Ltd. 5.166% due 10/15/2030 •		77	78
WATR I Issuer Trust
0.010% due 06/17/2050 «		10,859	19,403
0.010% due 09/16/2050 «		7,653	13,975
4.790% due 09/16/2050 «		48,312	48,349
5.040% due 09/16/2050 «		13,653	13,673
5.240% due 09/16/2050 «		9,040	9,052
5.250% due 06/17/2050 «		68,282	69,130
5.560% due 06/17/2050 «		15,970	16,237
5.810% due 06/17/2050 «		10,020	10,203
6.160% due 09/16/2050 «		9,410	9,418
6.770% due 06/17/2050 «		17,130	17,454
Wellfleet CLO Ltd.
5.055% due 07/15/2034 •		58,600	58,626
5.064% due 04/20/2034 •		44,500	44,554
Whetstone Park CLO Ltd. 4.954% due 01/20/2035 •		30,800	30,800
Wind River CLO Ltd.
4.965% due 10/15/2034 •		65,695	65,542
4.994% due 07/20/2034 •		94,550	94,578

			23,917,295

Total Asset-Backed Securities (Cost $43,687,296)			42,506,446

SOVEREIGN ISSUES 9.9%
Argentina Bonar Bonds
0.750% due 07/09/2030 þ		172,089	111,352
4.125% due 07/09/2035 þ		142,285	101,099
Argentina Republic Government International Bonds
0.750% due 07/09/2030 þ		246,546	210,674
1.000% due 07/09/2029		29,150	26,060
3.500% due 07/09/2041 þ		383,591	266,212
4.125% due 07/09/2035 þ		449,771	335,529
4.125% due 07/09/2046 þ		14,928	10,659
5.000% due 01/09/2038 þ		113,563	88,466
Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	26,845,000	29,295
5.000% due 03/01/2035		18,000,000	19,513
5.800% due 10/01/2029		41,135,000	46,859
5.800% due 10/01/2034		2,290,000	2,625
6.000% due 04/01/2033		34,090,000	39,354
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2026 (h)	BRL	17,663,673	3,118,176

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

0.000% due 07/01/2026 (h)		18,460,000	3,155,482
Colombia Government International Bonds
3.750% due 09/19/2028	EUR	61,900	72,217
5.000% due 09/19/2032		47,250	53,320
5.625% due 02/19/2036		62,100	68,576
5.750% due 11/26/2034		99,400	113,349
6.500% due 11/26/2038		119,700	136,254
Colombia TES
11.000% due 08/22/2029	COP	995,819,500	249,228
11.750% due 01/24/2035		923,305,200	227,655
12.750% due 11/28/2040		1,008,432,300	261,821
13.250% due 02/09/2033		805,751,900	216,182
Costa Rica Government International Bonds 5.500% due 11/21/2030	EUR	169,000	203,651
Development Bank of Kazakhstan JSC 18.400% due 10/16/2028	KZT	1,337,000	2,739
Eagle Funding Luxco SARL 5.500% due 08/17/2030		$969,400	988,633
Egypt Government Bonds 21.954% due 03/04/2028	EGP	23,763,600	498,896
Hellenic Republic Government Bonds
2.000% due 04/22/2027	EUR	29,093	34,267
3.900% due 01/30/2033		46,724	57,523
4.000% due 01/30/2037		78,168	95,571
4.200% due 01/30/2042		33,323	40,790
Hungary Government International Bonds 5.375% due 09/26/2030		$50,000	51,387
Israel Government International Bonds
5.375% due 03/12/2029		120,600	124,289
5.375% due 02/19/2030		221,800	229,689
5.500% due 03/12/2034		68,400	70,948
5.625% due 02/19/2035		108,400	113,339
Japan Government Thirty Year Bonds
2.100% due 09/20/2054	JPY	20,100,400	98,439
2.300% due 12/20/2054		22,923,200	117,537
2.400% due 03/20/2055		5,099,000	26,744
3.200% due 09/20/2055		123,935,800	767,256
Japan Government Twenty Year Bonds 2.400% due 03/20/2045		19,652,000	116,146
Kuwait International Government Bonds 4.016% due 10/09/2028		$256,400	257,064
Mexico Bonos
7.500% due 05/26/2033	MXN	451,600	23,339
7.750% due 05/29/2031		5,392,900	288,870
7.750% due 11/23/2034		5,735,230	295,831
8.500% due 03/01/2029		8,892,700	498,643
8.500% due 05/31/2029		2,444,800	137,072
Mexico Government International Bonds 4.625% due 05/04/2033	EUR	95,200	114,190
Mexico Udibonos
2.750% due 11/27/2031 (j)	MXN	8,688	437
3.000% due 12/03/2026 (j)		20,270	1,120
4.000% due 11/30/2028 (j)		102,243	5,654
4.000% due 08/24/2034 (j)		3,536	188
Peru Government Bonds
5.350% due 08/12/2040	PEN	24,900	6,580
5.400% due 08/12/2034		60,700	18,022
6.150% due 08/12/2032		159,768	51,295
7.300% due 08/12/2033		1,767,972	600,235
7.600% due 08/12/2039		715,171	232,686
Peru Government International Bonds
5.400% due 08/12/2034		150,680	44,736
6.150% due 08/12/2032		2,069,891	664,562
6.900% due 08/12/2037		448,008	139,520
6.950% due 08/12/2031		1,748,155	578,242
Republic of South Africa Government Bonds
7.000% due 02/28/2031	ZAR	8,454,150	499,459
8.000% due 01/31/2030		1,169,600	72,231
8.500% due 01/31/2037		3,587,800	215,383
8.875% due 02/28/2035		10,265,100	646,900
9.000% due 01/31/2040		798,200	48,388
Romania Government International Bonds
1.750% due 07/13/2030	EUR	82,700	87,906
2.000% due 04/14/2033		18,200	17,407
2.750% due 04/14/2041		9,000	7,024
2.875% due 04/13/2042		26,100	20,265
3.750% due 02/07/2034		25,720	27,258
5.125% due 09/24/2031		159,600	192,052
5.250% due 03/10/2030		129,850	159,696
5.250% due 05/30/2032		78,700	94,615
5.375% due 03/22/2031		80,200	98,178
5.375% due 06/07/2033		134,300	159,540
5.500% due 09/18/2028 (n)		13,400	16,667
5.625% due 05/30/2037		79,400	90,932
5.875% due 07/11/2032		300,000	367,963
6.250% due 09/10/2034		128,800	159,051

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

6.375% due 09/18/2033		43,500	54,819
6.500% due 10/07/2045		18,900	22,116
6.750% due 07/11/2039		186,800	229,011
Russia Foreign Bonds - Eurobond
5.100% due 03/28/2035 «		$5,600	0
5.250% due 06/23/2047 «		560,200	0
5.625% due 04/04/2042		405,400	283,780
5.875% due 09/16/2043		124,400	85,144
Titulos De Tesoreria
11.000% due 08/22/2029	COP	500,000,000	125,137
11.750% due 01/24/2035		500,000,000	123,283
12.750% due 11/28/2040		500,000,000	129,816
13.250% due 02/09/2033		500,000,000	134,149
Turkiye Government Bonds
38.324% (BISTREFI + 0.000%) due 09/06/2028 ~	TRY	577,600	13,440
39.431% (BISTREFI + 0.000%) due 05/20/2026 ~		72,900	1,708
39.431% (BISTREFI + 0.000%) due 08/19/2026 ~		52,700	1,240
39.431% (BISTREFI + 0.000%) due 05/17/2028 ~		12,055,300	280,632
Turkiye Government International Bonds
5.250% due 03/13/2030		$211,900	211,028
6.125% due 10/24/2028		76,500	79,170
7.625% due 04/26/2029		253,315	272,966
Turkiye Ihracat Kredi Bankasi AS 6.875% due 07/03/2028		18,400	19,024
Ukraine Government International Bonds
0.000% due 02/01/2030 þ(i)		971	578
0.000% due 02/01/2034 þ(i)		3,627	1,732
0.000% due 02/01/2035 þ(i)		3,065	1,747
0.000% due 02/01/2036 þ(i)		2,555	1,450
4.500% due 02/01/2034 þ		4,646	2,845
4.500% due 02/01/2035 þ		6,423	3,854
4.500% due 02/01/2036 þ		6,702	3,954
Venezuela Government International Bonds
6.000% due 06/25/2035 ^(e)		67,641	18,026
7.000% due 03/31/2038 ^(e)		8,428	2,499
7.650% due 04/21/2035 ^(e)		40,703	11,560
9.250% due 09/15/2027 ^(e)		60,703	20,260
9.250% due 05/07/2028 ^(e)		75,546	24,099
11.750% due 10/21/2026 ^(e)		6,260	2,060
11.950% due 08/05/2031 ^(e)		64,700	21,286

Total Sovereign Issues (Cost $20,461,229)			21,719,415

		SHARES
COMMON STOCKS 0.1%
COMMUNICATION SERVICES 0.1%
SES SA «(f)		7,981,591	124,046
Uniti Group, Inc. (f)		681,286	4,776

			128,822

CONSUMER DISCRETIONARY 0.0%
SSB Manufacturing Co. «(f)(l)		1,460	0

CONSUMER STAPLES 0.0%
Dreamwell, Inc. «(f)(l)		1,460	12

FINANCIALS 0.0%
UBS Group AG		245,819	11,350
XBP Global Holdings, Inc. (f)		94,691	645

			11,995

HEALTH CARE 0.0%
BONDHOLDCO «(f)(l)		8,220	0
BONDHOLDCO Class A «(f)(l)		8,220	0
BONDHOLDCO Class B «(f)(l)		8,220	0
BONDHOLDCO Class C «(f)(l)		8,220	0
BONDHOLDCO Class E «(f)(l)		8,220	0
BONDHOLDCO Class F «(f)(l)		8,220	0
BONDHOLDCO Class G «(f)(l)		8,220	0
BONDHOLDCO Class H «(f)(l)		8,220	0
BONDHOLDCO Class I «(f)(l)		8,220	0
BONDHOLDCO Class J «(f)(l)		8,220	0

			0

INDUSTRIALS 0.0%
Drillco Holdings Luxembourg SA «(l)		39,510	891
Foresea Holdings SA «		230,111	5,192

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

Luxco Co. Ltd. «(f)(l)		1,797,091	31,704
Westmoreland Mining Holdings «(f)(l)		143,733	81
Westmoreland Mining LLC «(f)(l)		452,949	1,274

			39,142

REAL ESTATE 0.0%
Country Garden Holdings Co. Ltd. (f)		252,765	13
MNSN Holdings, Inc. «(f)(l)		438	22

			35

Total Common Stocks (Cost $104,648)			180,006

WARRANTS 0.0%
COMMUNICATION SERVICES 0.0%
Windstream Holdings II LLC - Exp. 08/01/2035 «		1,195,360	8,045

ENERGY 0.0%
Constellation Oil Services Holding SA - Exp. 06/10/2071 «(l)		3	0

Total Warrants (Cost $7,282)			8,045

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
ADLER Group SA «		520,871	0
AGFC Capital Trust I 5.916% (US0003M + 1.750%) due 01/15/2067		105,720,000	70,526
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(k)		5,245,000	4,440
Cooperatieve Rabobank UA 6.500% due 12/29/2049 þ(k)		239,054,225	316,346
Encina Private Credit LLC «		24,670	0
Nationwide Building Society 10.250%		680,147	119,643
Windstream Holdings II LLC 11.000% «		39,145	38,908

			549,863

INDUSTRIALS 0.0%
SVB Financial Trust 11.000% due 11/07/2032		500	239

Total Preferred Securities (Cost $539,353)			550,102

REAL ESTATE INVESTMENT TRUSTS 0.1%
REAL ESTATE 0.1%
VICI Properties, Inc.		11,625,222	326,901

Total Real Estate Investment Trusts (Cost $148,517)			326,901

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.8%
REPURCHASE AGREEMENTS (m) 0.3%			589,240

SHORT-TERM NOTES 0.0%
Pagaya AI Debt Trust 4.858% due 06/15/2026		$10,544	10,550

		PRINCIPAL AMOUNT (000s)
NIGERIA TREASURY BILLS 0.3%
31.678% due 06/11/2026 - 06/29/2026 (g)(h)	NGN	879,080,451	553,523

SOUTH AFRICA TREASURY BILLS 0.2%
7.343% due 04/22/2026 - 11/18/2026 (g)(h)	ZAR	8,938,690	521,138

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

U.S. TREASURY BILLS 0.0%
3.818% due 01/15/2026 - 04/07/2026 (g)(h)(r)	$43,445	43,180

Total Short-Term Instruments (Cost $1,650,875)		1,717,631

Total Investments in Securities (Cost $319,151,755)		316,771,688

	SHARES
INVESTMENTS IN AFFILIATES 6.9%
COMMON STOCKS 0.2%
AFFILIATED INVESTMENTS 0.2%
AmSurg Corp. «	5,968,052	268,047
Clear Channel Outdoor Holdings, Inc. (f)	50,862,666	112,406
iHeartMedia, Inc. Class A (f)	9,028,024	37,557
iHeartMedia, Inc. Class B «	12,214,441	44,715
Sierra Hamilton Holder LLC «(l)	15,369,768	2
Unity Bancorp, Inc. «	6,136,182	41,354

		504,081

Total Common Stocks (Cost $962,053)		504,081

SHORT-TERM INSTRUMENTS 6.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.7%
PIMCO Short-Term Floating NAV Portfolio III	1,492,308,674	14,536,579

Total Short-Term Instruments (Cost $14,525,409)		14,536,579

Total Investments in Affiliates (Cost $15,487,462)		15,040,660

Total Investments 151.9% (Cost $334,639,217)		$331,812,348
Financial Derivative Instruments (o)(q) (0.0)%(Cost or Premiums, net $2,012,330)		(31,330)
Other Assets and Liabilities, net (51.9)%		(113,293,552)

Net Assets 100.0%		$218,487,466

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Payment in-kind security.
(e)	Security is not accruing income as of the date of this report.
(f)	Security did not produce income within the last twelve months.
(g)	Coupon represents a weighted average yield to maturity.
(h)	Zero coupon security.
(i)	Security becomes interest bearing at a future date.
(j)	Principal amount of security is adjusted for inflation.

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

(k)					Perpetual maturity; date shown, if applicable, represents next contractual call date.
(l)					RESTRICTED SECURITIES:
Issuer Description					Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

	Alfa-Bank CJSC 6.330% due 10/21/2026				10/27/2025		$38,289	$38,289	0.02%
	AmSurg Corp.				11/02/2023 - 11/06/2023		0	0	0.00
	BONDHOLDCO				03/09/2012		0	0	0.00
	BONDHOLDCO Class A				03/09/2012		0	0	0.00
	BONDHOLDCO Class B				03/09/2012		0	0	0.00
	BONDHOLDCO Class C				03/09/2012		0	0	0.00
	BONDHOLDCO Class E				03/09/2012		0	0	0.00
	BONDHOLDCO Class F				03/09/2012		0	0	0.00
	BONDHOLDCO Class G				03/09/2012		0	0	0.00
	BONDHOLDCO Class H				03/09/2012		0	0	0.00
	BONDHOLDCO Class I				03/09/2012		0	0	0.00
	BONDHOLDCO Class J				12/29/2025		0	0	0.00
	CIFI Holdings Group Co. Ltd. 0.000% due 06/30/2029				12/29/2025		1,737	1,731	0.00
	Constellation Oil Services Holding SA - Exp. 06/10/2071				06/10/2022		0	0	0.00
	Deloitte LLP 5.250% due 01/30/2030				10/30/2024		37,300	38,067	0.02
	Deloitte LLP 5. 410% due 01/30/2032				10/30/2024		36,700	37,528	0.02
	Dorchester LLC 4.349% due 01/04/2027				12/10/2025		96,359	96,836	0.04
	Dreamwell, Inc.				04/24/2024		2,432	12	0.00
	Drillco Holdings Luxembourg SA				06/08/2023		790	891	0.00
	Hardwood Funding LLC 4.840% due 06/07/2028				03/11/2025		18,500	18,702	0.01
	Hardwood Funding LLC 4.980% due 06/07/2030				03/11/2025		12,000	12,202	0.01
	Luxco Co. Ltd.				10/01/2025		31,640	31,704	0.01
	MNSN Holdings, Inc.				03/10/2023		4	22	0.00
	National Football League 5.480% due 10/05/2028				03/14/2024		76,800	78,563	0.03
	Pantheon Senior Debt Secondaries III 6.026% due 03/26/2026				03/18/2025		60,600	60,600	0.02
	Prime Property Fund LLC 5.250% due 09/30/2029				09/17/2024		34,500	34,642	0.02
	Prime Property Fund LLC 5.440% due 09/30/2031				09/17/2024		34,500	34,574	0.02
	Project Alpha Investindustrial 4.150% due 02/27/2026				02/28/2025		34,800	39,425	0.02
	Ripon Investments Financing Ltd. 0.000% due 11/29/2052				01/11/2023 - 12/04/2025		6,587	6,523	0.00
	SRT Issuer II LLC 0.000% due 12/02/2031				11/28/2025		167,652	167,654	0.08
	SSB Manufacturing Co.				06/29/2023		2,432	0	0.00
	Sierra Hamilton Holder LLC				07/31/2017		3,896	2	0.00
	Tib Finance PLC 7.111% due 11/15/2034				09/18/2024		60,100	60,434	0.03
	VB DPR Finance Co.6.833% due 03/15/2035				01/31/2025		52,500	56,399	0.02
	Westmoreland Mining Holdings				12/08/2014 - 03/26/2019		4,033	81	0.00
	Westmoreland Mining LLC				06/30/2023 - 02/03/2025		1,885	1,274	0.00

							$816,036	$816,155	0.37%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(m)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BAR	0.150%	12/22/2025	01/16/2026	$66,322	Barclays Bank PLC 4.050% due 09/02/2026		$(67,131)	$66,322	$66,325
BOS	3.790	01/02/2026	01/05/2026	60,800	U.S. Treasury Notes 3.500% due 11/30/2030		(62,012)	60,800	60,800
	3.870	12/31/2025	01/02/2026	2,900	U.S. Treasury Notes 4.000% due 01/31/2031		(2,953)	2,900	2,901
BPS	4.210	12/10/2025	03/11/2026	459,218	AGL CLO Ltd. 5.014% due 04/20/2038		(151,590)	459,218	460,453
					HPS Loan Management Ltd. 5.130% due 04/23/2038		(50,545)
					OCP CLO Ltd. 5.158% due 07/26/2038		(202,358)
					OHA Credit Funding Ltd. 4.984% due 04/20/2038		(100,683)

Total Repurchase Agreements							$(637,272)	$589,240	$590,479

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

BAR				0.000%	12/22/2025	01/16/2026	(66,323)		$(66,323)
MYI				0.000	09/11/2025	01/05/2026	EUR	(1,106)	(1,300)

Total Reverse Repurchase Agreements									$(67,623)

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.4)%
Government National Mortgage Association, TBA					3.500%	02/01/2056	$511,088	$(463,852)	$(465,130)
Uniform Mortgage-Backed Security, TBA					1.500	01/01/2056	32,175	(24,833)	(24,820)
Uniform Mortgage-Backed Security, TBA					2.000	01/01/2041	200	(184)	(185)
Uniform Mortgage-Backed Security, TBA					2.000	01/01/2056	10,700	(8,697)	(8,652)
Uniform Mortgage-Backed Security, TBA					2.000	02/01/2056	13,000	(10,514)	(10,509)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

Uniform Mortgage-Backed Security, TBA	2.500	01/01/2056	20,900	(17,747)	(17,672)
Uniform Mortgage-Backed Security, TBA	2.500	02/01/2056	189,250	(160,131)	(159,990)
Uniform Mortgage-Backed Security, TBA	4.500	01/01/2041	108,300	(108,137)	(108,355)

Total Short Sales (0.4)%	$(794,095)	$(795,313)

(n)	Securities with an aggregate market value of $71,870 and cash of $3,8 have been pledged as collateral under the terms of master agreements as of December 31, 2025.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(143,325) at a weighted average interest rate of 0.007%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond March Futures	03/2026	9,724	$710,476	$869	$810	$0
Long Guilt March Futures	03/2026	69,445	8,553,002	60,421	14,977	(6,552)
U.S. Treasury 5-Year Note March Futures	03/2026	304,195	33,249,940	(42,027)	0	(35,649)
U.S. Treasury 10-Year Note March Futures	03/2026	321,218	36,116,949	(97,218)	0	(65,249)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	8,480	1,000,640	(12,760)	0	(3,180)

$(90,715)	$15,787	$(110,630)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2026	2,667	$(642,164)	$10,218	$0	$0
3-Month SOFR Active Contract March Futures	06/2026	2,497	(602,308)	8,338	63	0
Euro-Bobl March Futures	03/2026	11,507	(1,570,835)	6,762	1,082	0
Euro-Bund March Futures	03/2026	20,837	(3,123,889)	29,675	5,632	0
Euro-Schatz March Futures	03/2026	76	(9,538)	12	1	0
U.S. Treasury 2-Year Note March Futures	03/2026	64,116	(13,386,719)	(1,974)	4,509	0
U.S. Treasury Long-Term Bond March Futures	03/2026	25,199	(2,912,847)	22,377	5,512	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	8,962	(1,030,770)	6,727	1,680	0

$82,135	$18,479	$0

Total Futures Contracts	$(8,580)	$34,266	$(110,630)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Ford Motor Co.	5.000%	Quarterly	06/20/2026	0.432%	$5,800	$(317)	$184	$(133)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2026	0.246%	$5,700	$88	$(66)	$22	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.414	23,900	(48)	388	340	0	(6)
Boeing Co.	1.000	Quarterly	12/20/2029	0.532	1,000	(8)	26	18	0	0
Boeing Co.	1.000	Quarterly	12/20/2030	0.651	37,600	658	(52)	606	6	0
Ford Motor Co.	5.000	Quarterly	06/20/2026	0.509	6,700	744	(593)	151	1	0
Ford Motor Co.	5.000	Quarterly	12/20/2026	0.668	8,800	1,089	(710)	379	1	0
Ford Motor Co.	5.000	Quarterly	06/20/2027	0.807	16,700	1,581	(552)	1,029	0	(6)
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	0.778	47,500	4,865	(1,915)	2,950	0	(6)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

General Electric Co.	1.000	Quarterly	06/20/2026	0.051	44,800	471	(258)	213	1	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.064	8,900	99	(16)	83	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	0.088	EUR	55,200	(1,884)	2,183	299	3	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2026	0.109	244,400	(10,378)	12,949	2,571	12	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2027	0.142	28,700	(2,120)	2,553	433	0	(4)
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.226	$13,300	302	(250)	52	1	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.287	62,700	1,390	(942)	448	4	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2027	0.324	6,600	0	66	66	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.392	51,600	(104)	866	762	0	(2)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.425	10,000	(46)	212	166	2	0

$(3,301)	$13,889	$10,588	$31	$(25)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-35 5-Year Index	1.000%	Quarterly	06/20/2026	$1,472	$(48)	$54	$6	$0	$0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	1,050,548	(42,180)	48,558	6,378	0	(55)
CDX.EM-37 5-Year Index	1.000	Quarterly	06/20/2027	18,081	(1,487)	1,616	129	0	(9)
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	103,850	(8,556)	9,408	852	0	(40)
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028	20,100	(1,363)	1,514	151	0	(6)
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	324,300	(17,949)	19,908	1,959	0	(74)
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029	112,200	(3,866)	4,262	396	0	(7)
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029	152,600	(4,431)	4,546	115	12	0
CDX.EM-43 5-Year Index	1.000	Quarterly	06/20/2030	11,500	(412)	356	(56)	2	0
CDX.EM-44 5-Year Index	1.000	Quarterly	12/20/2030	88,900	(1,938)	1,009	(929)	26	0
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026	713,856	17,256	(5,573)	11,683	76	0
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026	292,992	7,110	2,759	9,869	0	(277)
CDX.HY-38 5-Year Index	5.000	Quarterly	06/20/2027	55,997	84	2,504	2,588	0	(49)
CDX.HY-39 5-Year Index	5.000	Quarterly	12/20/2027	52,050	(630)	3,712	3,082	0	(36)
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028	26,558	0	1,820	1,820	0	(18)
CDX.HY-41 5-Year Index	5.000	Quarterly	12/20/2028	9,306	115	590	705	0	(2)
CDX.HY-42 5-Year Index	5.000	Quarterly	06/20/2029	13,205	700	384	1,084	0	(8)
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029	532,560	37,583	3,676	41,259	0	(293)
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030	156,180	3,826	8,794	12,620	0	(67)
CDX.HY-45 5-Year Index	5.000	Quarterly	12/20/2030	4,342,410	330,880	6,657	337,537	0	(1,797)
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	2,800	62	(39)	23	0	0
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030	719,400	9,194	7,160	16,354	6	0
CDX.IG-45 5-Year Index	1.000	Quarterly	12/20/2030	3,486,590	78,495	1,520	80,015	50	0
iTraxx Main 44 5-Year Index	1.000	Quarterly	12/20/2030	EUR	1,076,110	27,380	2,216	29,596	333	0

$429,825	$127,411	$557,236	$505	$(2,738)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	7,776,500	$(34,929)	$78,072	$43,143	$8,773	$0
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2032	556,500	46,561	93,210	139,771	0	(502)
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034	47,000	(200)	1,223	1,023	0	(58)
Receive	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035	255,300	5,369	(5,991)	(622)	0	(349)
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052	500,150	(1,189)	399,741	398,552	0	(489)
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055	3,360	159	(198)	(39)	0	(9)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	09/20/2026	JPY	155,370,000	(15,083)	23,073	7,990	17	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.176	Annual	04/27/2027	45,730,000	(2,247)	(1,437)	(3,684)	0	(48)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.020	Semi-Annual	09/20/2028	275,310,000	859	65,444	66,303	1,559	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/15/2029	1,037,000,000	10,945	289,124	300,069	6,995	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.700	Annual	09/18/2029	487,930,000	6,321	69,805	76,126	3,570	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032	93,523,200	560	44,201	44,761	1,110	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034	251,200,000	14,320	84,780	99,100	3,448	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2035	41,566,000	(8,641)	21,122	12,481	564	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042	45,656,000	44,542	28,616	73,158	515	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.711	Annual	04/27/2042	11,112,000	4,659	11,141	15,800	128	0
Receive	1-Day USD-SOFR Compounded-OIS	1.600	Annual	01/16/2026	$1,948,100	24,790	28,837	53,627	282	0
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	1,401,600	301	28,453	28,754	148	0
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026	6,228,000	46,405	(44,217)	2,188	0	(198)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2026	233,830	3,897	(2,817)	1,080	20	0
Receive	1-Day USD-SOFR Compounded-OIS	2.590	Annual	07/23/2026	1,277,500	17,566	(1,166)	16,400	177	0
Receive	1-Day USD-SOFR Compounded-OIS	2.645	Annual	07/24/2026	1,955,700	27,967	(3,990)	23,977	267	0
Receive	1-Day USD-SOFR Compounded-OIS	2.243	Annual	08/07/2026	605,500	8,174	1,420	9,594	101	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	12/20/2026	262,500	360	(1,758)	(1,398)	49	0
Pay	1-Day USD-SOFR Compounded-OIS	1.380	Semi-Annual	01/04/2027	415,700	(35,297)	24,156	(11,141)	0	(163)
Pay	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/11/2027	246,000	(19,628)	13,837	(5,791)	0	(88)
Pay	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/12/2027	152,500	(12,177)	8,560	(3,617)	0	(55)
Pay	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027	287,000	(24,222)	16,868	(7,354)	0	(105)
Pay	1-Day USD-SOFR Compounded-OIS	1.443	Semi-Annual	01/18/2027	69,300	(5,818)	4,060	(1,758)	0	(28)
Pay	1-Day USD-SOFR Compounded-OIS	1.418	Semi-Annual	01/20/2027	146,200	(12,381)	8,594	(3,787)	0	(55)
Pay	1-Day USD-SOFR Compounded-OIS	1.550	Semi-Annual	01/20/2027	956,100	(91,992)	69,086	(22,906)	0	(347)
Pay	1-Day USD-SOFR Compounded-OIS	1.600	Semi-Annual	02/15/2027	218,900	(17,689)	12,828	(4,861)	0	(83)
Pay	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	02/16/2027	301,850	(29,094)	22,262	(6,832)	0	(114)
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027	324,900	(20,928)	9,198	(11,730)	0	(125)
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027	230,500	(16,197)	7,618	(8,579)	0	(98)
Pay	1-Day USD-SOFR Compounded-OIS	3.700	Annual	05/13/2027	4,602,700	6,299	(2,726)	3,573	0	(1,320)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	1,353,910	60,418	8,885	69,303	628	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027	1,141,300	83,500	(41,903)	41,597	498	0
Pay	1-Day USD-SOFR Compounded-OIS	2.250	Annual	06/17/2027	475,000	(21,295)	8,658	(12,637)	0	(208)
Pay	1-Day USD-SOFR Compounded-OIS	2.370	Annual	06/21/2027	326,200	(17,356)	9,529	(7,827)	0	(142)
Pay	1-Day USD-SOFR Compounded-OIS	2.605	Annual	06/28/2027	323,400	(10,029)	3,843	(6,186)	0	(139)
Pay	1-Day USD-SOFR Compounded-OIS	2.880	Annual	09/30/2027	832,600	(31,564)	22,750	(8,814)	0	(422)
Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/04/2027	1,290,000	(24,936)	12,037	(12,899)	0	(657)
Receive	1-Day USD-SOFR Compounded-OIS	0.550	Semi-Annual	12/18/2027	467,500	(343)	27,964	27,621	343	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027	386,810	27,642	(17,753)	9,889	229	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028	197,000	(907)	2,099	1,192	0	(128)
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028	8,700	0	(32)	(32)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028	17,500	0	(73)	(73)	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028	6,300	0	(54)	(54)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028	2,000	(7)	(8)	(15)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028	4,886,285	34,553	2,110	36,663	0	(3,526)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	1,844,111	49,187	(36,398)	12,789	1,409	0
Pay	1-Day USD-SOFR Compounded-OIS	2.700	Annual	07/21/2028	165,400	(8,264)	4,616	(3,648)	0	(137)
Pay	1-Day USD-SOFR Compounded-OIS	2.675	Annual	07/24/2028	168,000	(8,579)	4,767	(3,812)	0	(140)
Pay	1-Day USD-SOFR Compounded-OIS	2.748	Annual	07/25/2028	253,100	(12,159)	6,954	(5,205)	0	(210)
Pay	1-Day USD-SOFR Compounded-OIS	2.468	Annual	07/27/2028	164,800	(9,863)	5,158	(4,705)	0	(139)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	09/05/2028	291,300	(1,056)	4,272	3,216	0	(239)
Receive	1-Day USD-SOFR Compounded-OIS	3.510	Annual	11/30/2028	101,680	0	(455)	(455)	93	0
Receive	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/30/2028	152,270	0	(699)	(699)	139	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	1,157,596	5,177	(18,594)	(13,417)	1,071	0
Pay	1-Day USD-SOFR Compounded-OIS	1.518	Semi-Annual	01/20/2029	86,750	(8,272)	2,817	(5,455)	0	(101)
Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/20/2029	120,300	(13,896)	6,780	(7,116)	0	(140)
Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/26/2029	144,450	(16,714)	8,220	(8,494)	0	(168)
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	02/22/2029	310,100	(744)	5,208	4,464	0	(312)
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029	105,000	(247)	1,889	1,642	0	(106)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2029	444,540	(586)	5,087	4,501	492	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2029	429,370	(13,903)	2,370	(11,533)	471	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	931,450	67,824	20,559	88,383	1,182	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029	4,021,540	218,355	48,440	266,795	4,912	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	7,592,290	(21,879)	(52,858)	(74,737)	8,812	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	07/12/2029	611,000	3,603	(3,062)	541	0	(765)
Receive	1-Day USD-SOFR Compounded-OIS	3.620	Annual	11/30/2029	3,523,991	(4,308)	(24,439)	(28,747)	4,544	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	10,590,940	(117,413)	(22,455)	(139,868)	13,851	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029	1,833,235	180,095	(84,192)	95,903	2,604	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030	298,600	(586)	(3,290)	(3,876)	414	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030	3,164,010	134,190	(50,537)	83,653	4,511	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030	193,090	1,129	1,318	2,447	289	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	5,206,670	64,926	61,200	126,126	7,840	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030	335,900	(6,539)	6,238	(301)	0	(502)
Receive	1-Day USD-SOFR Compounded-OIS	0.650	Semi-Annual	07/15/2030	1,390,000	4,653	182,002	186,655	2,249	0
Receive	1-Day USD-SOFR Compounded-OIS	0.711	Semi-Annual	07/28/2030	129,300	25,490	(8,531)	16,959	210	0
Receive	1-Day USD-SOFR Compounded-OIS	0.678	Semi-Annual	07/29/2030	122,100	24,301	(8,115)	16,186	198	0
Receive	1-Day USD-SOFR Compounded-OIS	0.674	Semi-Annual	08/05/2030	119,100	23,799	(8,006)	15,793	194	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030	47,200	(103)	776	673	0	(72)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030	422,200	(7,111)	1,857	(5,254)	657	0
Receive	1-Day USD-SOFR Compounded-OIS	0.685	Semi-Annual	09/24/2030	150,000	30,405	(10,718)	19,687	249	0
Receive	1-Day USD-SOFR Compounded-OIS	0.725	Semi-Annual	09/25/2030	150,000	30,062	(10,739)	19,323	249	0
Receive	1-Day USD-SOFR Compounded-OIS	0.610	Semi-Annual	10/01/2030	150,000	31,144	(9,332)	21,812	250	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030	61,554	0	(221)	(221)	98	0
Receive	1-Day USD-SOFR Compounded-OIS	3.547	Annual	10/31/2030	152,700	0	(556)	(556)	243	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030	123,500	0	(470)	(470)	196	0
Receive	1-Day USD-SOFR Compounded-OIS	3.572	Annual	10/31/2030	120,900	0	(584)	(584)	192	0
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030	219,000	0	(1,151)	(1,151)	348	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	10/31/2030	164,600	0	(968)	(968)	262	0
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030	287,200	0	(1,765)	(1,765)	456	0
Receive	1-Day USD-SOFR Compounded-OIS	3.602	Annual	10/31/2030	268,800	0	(1,672)	(1,672)	427	0
Receive	1-Day USD-SOFR Compounded-OIS	3.606	Annual	10/31/2030	123,000	0	(787)	(787)	195	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030	121,200	0	(871)	(871)	193	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030	79,200	0	(717)	(717)	126	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030	63,600	0	(614)	(614)	101	0
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	10/31/2030	102,100	0	(1,034)	(1,034)	162	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030	183,100	0	(1,871)	(1,871)	291	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030	127,100	0	(1,310)	(1,310)	202	0
Receive	1-Day USD-SOFR Compounded-OIS	3.721	Annual	10/31/2030	79,200	0	(928)	(928)	126	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030	79,700	0	(935)	(935)	126	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030	79,700	0	(953)	(953)	126	0
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030	50,200	0	(612)	(612)	80	0
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030	79,700	0	(984)	(984)	126	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030	79,400	0	(995)	(995)	126	0
Receive	1-Day USD-SOFR Compounded-OIS	3.749	Annual	10/31/2030	79,700	0	(1,035)	(1,035)	126	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030	219,500	41,566	(13,955)	27,611	371	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030	1,112,680	(21,216)	6,387	(14,829)	1,799	0
Receive	1-Day USD-SOFR Compounded-OIS	0.700	Semi-Annual	12/18/2030	757,500	27,068	78,492	105,560	1,279	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	3,023,360	59,184	(64,751)	(5,567)	4,907	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031	502,170	(1,552)	687	(865)	817	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2031	473,880	(21,722)	4,530	(17,192)	795	0
Receive	1-Day USD-SOFR Compounded-OIS	3.328	Annual	04/30/2031	103,800	0	1,478	1,478	178	0
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031	173,510	0	1,440	1,440	294	0
Pay	1-Day USD-SOFR Compounded-OIS	3.550	Annual	05/13/2031	3,309,700	(279)	(5,501)	(5,780)	0	(5,674)
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	243,400	11,752	24,999	36,751	427	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	6,260,230	69,407	(7,715)	61,692	0	(10,843)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	4,540,220	(19,339)	(26,671)	(46,010)	7,772	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031	318,670	22	4,688	4,710	555	0
Receive	1-Day USD-SOFR Compounded-OIS	1.370	Semi-Annual	07/19/2031	54,100	9,691	(2,990)	6,701	97	0
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	07/20/2031	178,300	32,057	(9,874)	22,183	320	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	737,500	1,053	(9,929)	(8,876)	1,297	0
Pay	1-Day USD-SOFR Compounded-OIS	1.735	Semi-Annual	01/12/2032	42,350	(378)	(4,457)	(4,835)	0	(79)
Pay	1-Day USD-SOFR Compounded-OIS	1.655	Semi-Annual	01/24/2032	144,550	(2,262)	(14,922)	(17,184)	0	(270)
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Annual	02/08/2032	182,700	(27,818)	4,478	(23,340)	0	(326)
Pay	1-Day USD-SOFR Compounded-OIS	1.770	Annual	02/14/2032	127,720	(18,423)	3,076	(15,347)	0	(228)
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/18/2032	262,800	(29,548)	3,757	(25,791)	0	(494)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032	172,450	(25,414)	4,320	(21,094)	0	(308)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2032	2,456,150	97,137	(36,189)	60,948	4,392	0
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032	324,550	(45,166)	8,754	(36,412)	0	(581)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032	3,553,440	(3,570)	(31,868)	(35,438)	6,382	0
Receive	1-Day USD-SOFR Compounded-OIS	1.900	Semi-Annual	05/18/2032	5,143,500	(37,783)	619,122	581,339	9,387	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	44,875	8,386	(1,661)	6,725	81	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	413,273	62,250	(13,216)	49,034	781	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2032	293,700	3,783	3,097	6,880	530	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	07/12/2032	651,050	(535)	(4,453)	(4,988)	0	(1,243)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032	1,534,660	(32,789)	18,560	(14,229)	2,803	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.542	Annual	11/15/2032	352,900	0	819	819	637	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.570	Annual	11/15/2032	282,720	0	189	189	511	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.582	Annual	11/15/2032	212,070	0	(1)	(1)	383	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.592	Annual	11/15/2032	566,030	0	(344)	(344)	1,023	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032	2,771,070	(48,437)	22,007	(26,430)	5,125	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	2,041,770	202,158	1,065	203,223	3,997	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	03/18/2033	1,157,480	(11,136)	1,038	(10,098)	2,141	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	05/22/2033	7,665,070	44,541	54,106	98,647	14,624	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/06/2033	5,784,570	(256,973)	248,267	(8,706)	11,092	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/14/2033	340,200	(14,842)	5,739	(9,103)	0	(651)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	1,192,605	80,322	(22,703)	57,619	2,411	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2033	223,900	(6,237)	3,437	(2,800)	0	(430)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	07/10/2033	117,200	(1,886)	1,683	(203)	0	(226)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	07/12/2033	112,600	(914)	1,524	610	0	(218)
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033	59,500	(584)	833	249	0	(116)
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033	64,000	(604)	894	290	0	(124)
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033	188,900	(1,410)	2,637	1,227	0	(369)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033	95,000	(404)	1,289	885	0	(186)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033	239,500	911	3,007	3,918	0	(469)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033	282,100	2,212	3,445	5,657	0	(554)
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033	222,000	5,617	2,194	7,811	0	(439)
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033	159,000	3,897	1,585	5,482	0	(315)
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033	157,500	4,054	1,543	5,597	0	(312)
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033	200,700	2,883	2,280	5,163	0	(397)
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033	93,700	2,454	908	3,362	0	(186)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033	97,400	2,352	973	3,325	0	(193)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033	78,200	2,211	734	2,945	0	(155)
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033	98,300	2,940	899	3,839	0	(196)
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033	49,200	1,513	443	1,956	0	(98)
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033	49,200	1,613	429	2,042	0	(98)
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033	46,000	2,026	326	2,352	0	(92)
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033	56,700	(207)	3,335	3,128	0	(113)
Pay	1-Day USD-SOFR Compounded-OIS	4.435	Annual	11/01/2033	52,000	(212)	3,026	2,814	0	(104)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033	100,800	(423)	5,983	5,560	0	(202)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033	103,100	(469)	(3,762)	(4,231)	207	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033	103,200	(450)	(2,187)	(2,637)	208	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033	102,600	(431)	(1,614)	(2,045)	207	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	890,960	(27,654)	17,434	(10,220)	0	(1,801)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033	51,800	(220)	(418)	(638)	104	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	105,100	(451)	(929)	(1,380)	212	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034	51,600	(223)	226	3	105	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034	51,600	(223)	(21)	(244)	105	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034	51,600	(236)	509	273	105	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034	103,600	(471)	1,318	847	210	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034	105,300	(495)	1,167	672	214	0
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034	105,000	0	1,303	1,303	213	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034	100,400	(459)	1,650	1,191	204	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	01/23/2034	52,100	(217)	161	(56)	0	(106)
Pay	1-Day USD-SOFR Compounded-OIS	3.738	Annual	01/23/2034	31,300	(131)	105	(26)	0	(64)
Pay	1-Day USD-SOFR Compounded-OIS	3.655	Annual	01/24/2034	52,000	(213)	(173)	(386)	0	(106)
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034	103,700	(420)	(268)	(688)	0	(211)
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034	104,100	(427)	(98)	(525)	0	(212)
Pay	1-Day USD-SOFR Compounded-OIS	3.620	Annual	01/31/2034	51,100	(221)	(297)	(518)	0	(104)
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034	51,000	(256)	167	(89)	0	(104)
Pay	1-Day USD-SOFR Compounded-OIS	3.783	Annual	02/07/2034	41,000	(206)	323	117	0	(84)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034	207,200	(927)	2,809	1,882	0	(426)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034	106,500	(453)	(343)	(796)	0	(219)
Pay	1-Day USD-SOFR Compounded-OIS	3.700	Annual	03/05/2034	53,400	(203)	16	(187)	0	(110)
Pay	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/05/2034	105,800	(394)	107	(287)	0	(218)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034	107,500	(403)	1,755	1,352	0	(224)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/15/2034	52,700	(199)	863	664	0	(110)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	04/16/2034	106,800	(368)	2,136	1,768	0	(223)
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034	107,000	(364)	3,234	2,870	0	(224)
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034	107,000	(423)	3,336	2,913	0	(225)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	04/22/2034	108,800	(379)	3,898	3,519	0	(229)
Pay	1-Day USD-SOFR Compounded-OIS	4.105	Annual	04/24/2034	219,100	(728)	7,042	6,314	0	(460)
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034	106,500	(305)	3,151	2,846	0	(224)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034	319,800	(898)	9,749	8,851	0	(672)
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034	105,800	(286)	3,550	3,264	0	(223)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034	162,700	(529)	6,442	5,913	0	(344)
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034	108,900	(440)	(2,502)	(2,942)	231	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	1,168,910	(31,612)	32,785	1,173	0	(2,533)
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034	161,600	(493)	(2,800)	(3,293)	345	0
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034	107,000	(349)	(2,384)	(2,733)	229	0
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034	217,900	(665)	(1,846)	(2,511)	465	0
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034	167,900	(571)	(1,436)	(2,007)	359	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034	109,800	(423)	(598)	(1,021)	236	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034	109,900	(434)	(119)	(553)	236	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034	109,700	(373)	1,102	729	235	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034	109,900	(437)	568	131	236	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034	109,300	(402)	835	433	235	0
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034	109,300	(361)	1,728	1,367	234	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034	165,300	(579)	2,427	1,848	355	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034	52,600	(187)	738	551	113	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	109,400	(388)	2,068	1,680	234	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034	164,600	(593)	2,886	2,293	353	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034	108,700	(370)	1,817	1,447	233	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034	109,200	(390)	1,375	985	234	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034	110,200	(408)	1,894	1,486	237	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034	110,200	(397)	1,797	1,400	237	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034	109,900	(396)	1,502	1,106	236	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034	206,700	(845)	2,909	2,064	444	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034	66,600	(265)	904	639	143	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034	109,900	(401)	1,131	730	236	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034	55,300	(209)	1,318	1,109	119	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034	109,500	(415)	2,236	1,821	235	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034	110,100	(413)	2,150	1,737	237	0
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034	104,200	(412)	3,005	2,593	224	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034	110,300	(436)	3,159	2,723	237	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	55,100	(264)	2,384	2,120	118	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034	55,500	(254)	2,352	2,098	119	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034	14,600	(64)	573	509	31	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034	206,500	(893)	8,059	7,166	443	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034	110,600	(393)	4,644	4,251	237	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034	110,000	(395)	4,478	4,083	236	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	10/11/2034	114,400	(416)	(2,020)	(2,436)	0	(248)
Pay	1-Day USD-SOFR Compounded-OIS	3.375	Annual	10/15/2034	114,500	(408)	(2,704)	(3,112)	0	(248)
Pay	1-Day USD-SOFR Compounded-OIS	3.385	Annual	10/17/2034	115,300	(392)	(2,648)	(3,040)	0	(250)
Pay	1-Day USD-SOFR Compounded-OIS	3.395	Annual	10/17/2034	172,400	(578)	(3,834)	(4,412)	0	(373)
Pay	1-Day USD-SOFR Compounded-OIS	3.400	Annual	10/17/2034	57,600	(193)	(1,259)	(1,452)	0	(125)
Pay	1-Day USD-SOFR Compounded-OIS	3.446	Annual	10/23/2034	115,200	(323)	(2,167)	(2,490)	0	(250)
Pay	1-Day USD-SOFR Compounded-OIS	3.463	Annual	10/23/2034	114,400	(340)	(1,983)	(2,323)	0	(248)
Pay	1-Day USD-SOFR Compounded-OIS	3.481	Annual	10/29/2034	114,500	(358)	(1,806)	(2,164)	0	(249)
Pay	1-Day USD-SOFR Compounded-OIS	3.465	Annual	10/30/2034	230,500	(744)	(3,891)	(4,635)	0	(501)
Pay	1-Day USD-SOFR Compounded-OIS	3.485	Annual	10/30/2034	192,200	(629)	(2,939)	(3,568)	0	(418)
Pay	1-Day USD-SOFR Compounded-OIS	3.495	Annual	10/30/2034	115,800	(371)	(1,689)	(2,060)	0	(252)
Pay	1-Day USD-SOFR Compounded-OIS	3.455	Annual	11/01/2034	192,200	(639)	(3,364)	(4,003)	0	(418)
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	11/01/2034	192,200	(639)	(3,142)	(3,781)	0	(418)
Pay	1-Day USD-SOFR Compounded-OIS	3.435	Annual	11/05/2034	192,700	(694)	(3,629)	(4,323)	0	(419)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.535	Annual	11/06/2034	385,500	(1,311)	(4,353)	(5,664)	0	(841)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034	195,000	(760)	2,780	2,020	0	(429)
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034	195,100	(868)	1,865	997	0	(429)
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034	98,100	(440)	1,414	974	0	(216)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	26,840	764	(719)	45	0	(59)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	51,300	(273)	219	(54)	119	0
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034	119,400	(382)	2,603	2,221	0	(266)
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035	119,100	(378)	1,744	1,366	0	(266)
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035	118,900	(312)	720	408	0	(266)
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035	59,800	(157)	414	257	0	(134)
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035	99,700	(274)	1,049	775	0	(223)
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035	119,200	(346)	1,335	989	0	(266)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035	118,500	(318)	1,343	1,025	0	(265)
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035	209,600	(572)	2,014	1,442	0	(469)
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	01/15/2035	59,700	(161)	1,039	878	0	(134)
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035	182,500	(504)	3,873	3,369	0	(410)
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035	119,700	(329)	3,141	2,812	0	(269)
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035	60,000	(168)	1,729	1,561	0	(135)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035	119,900	(327)	3,345	3,018	0	(270)
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035	60,150	(231)	(250)	(481)	136	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035	120,600	(435)	(715)	(1,150)	273	0
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035	60,300	(213)	(167)	(380)	136	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035	120,600	(420)	(382)	(802)	272	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035	119,700	(355)	(765)	(1,120)	271	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035	199,600	(569)	(2,508)	(3,077)	453	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035	241,600	(710)	(2,075)	(2,785)	548	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035	121,100	(351)	(567)	(918)	275	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035	243,100	(1,185)	283	(902)	0	(554)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035	183,360	4,608	3,876	8,484	415	0
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035	122,400	(362)	2,804	2,442	282	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035	350,400	(2,976)	4,065	1,089	812	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035	267,050	(4,500)	5,419	919	621	0
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/15/2049	51,390	0	6,508	6,508	158	0
Receive	1-Day USD-SOFR Compounded-OIS	3.464	Annual	11/15/2049	68,390	0	7,657	7,657	212	0
Receive	1-Day USD-SOFR Compounded-OIS	3.527	Annual	11/15/2049	27,170	0	2,776	2,776	85	0
Receive	1-Day USD-SOFR Compounded-OIS	0.900	Semi-Annual	03/12/2050	1,085,000	7,579	586,355	593,934	2,408	0
Receive	1-Day USD-SOFR Compounded-OIS	0.950	Semi-Annual	12/11/2050	1,343,300	5,165	735,145	740,310	2,983	0
Receive	1-Day USD-SOFR Compounded-OIS	1.150	Semi-Annual	03/30/2051	3,900	796	1,265	2,061	9	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	04/07/2051	66,100	9,153	22,602	31,755	163	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051	3,516,800	591,007	1,196,335	1,787,342	8,357	0
Receive	1-Day USD-SOFR Compounded-OIS	1.785	Semi-Annual	08/12/2051	89,100	34,101	3,680	37,781	222	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	06/15/2052	75,000	39,117	2,866	41,983	164	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	54,400	18,804	3,364	22,168	138	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	0.975	Semi-Annual	06/17/2052		97,800	41,087	14,036	55,123	214	0
Receive	1-Day USD-SOFR Compounded-OIS	1.025	Semi-Annual	06/22/2052		75,000	38,806	2,847	41,653	166	0
Receive	1-Day USD-SOFR Compounded-OIS	1.035	Semi-Annual	06/28/2052		48,500	5,217	21,618	26,835	107	0
Receive	1-Day USD-SOFR Compounded-OIS	4.100	Annual	11/15/2052		1,156,093	(2,170)	18,543	16,373	3,932	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		724,700	175,728	112,717	288,445	1,842	0
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053		56,400	(6,615)	(4,129)	(10,744)	0	(172)
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	07/12/2053		77,700	(5,123)	(5,528)	(10,651)	0	(246)
Pay	1-Day USD-SOFR Compounded-OIS	2.550	Annual	07/21/2053		42,100	(8,856)	(2,759)	(11,615)	0	(120)
Pay	1-Day USD-SOFR Compounded-OIS	2.537	Annual	07/24/2053		41,900	(8,910)	(2,737)	(11,647)	0	(119)
Pay	1-Day USD-SOFR Compounded-OIS	2.508	Annual	07/25/2053		64,400	(14,023)	(4,193)	(18,216)	0	(183)
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		31,400	505	(2,317)	(1,812)	0	(105)
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	10/16/2053		31,800	794	(2,361)	(1,567)	0	(106)
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		30,800	715	(2,284)	(1,569)	0	(103)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	11/15/2053		112,780	(612)	17,227	16,615	353	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.141	Annual	11/15/2053		125,780	0	825	825	433	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.143	Annual	11/15/2053		50,480	0	317	317	174	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.161	Annual	11/15/2053		126,440	0	420	420	437	0
Pay	1-Day USD-SOFR Compounded-OIS	3.555	Annual	03/05/2054		42,500	(364)	(4,291)	(4,655)	0	(137)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		1,106,590	110,060	17,616	127,676	3,517	0
Pay	1-Year BRL-CDI	9.874	Maturity	01/02/2026	BRL	608,600	(896)	(5,755)	(6,651)	0	(5)
Pay	1-Year BRL-CDI	9.899	Maturity	01/02/2026		307,400	(426)	(2,901)	(3,327)	0	(2)
Pay	1-Year BRL-CDI	9.939	Maturity	01/02/2026		508,300	(614)	(4,778)	(5,392)	0	(4)
Pay	1-Year BRL-CDI	10.052	Maturity	01/02/2026		1,282,200	(1,118)	(11,961)	(13,079)	0	(10)
Pay	1-Year BRL-CDI	10.085	Maturity	01/02/2026		1,272,700	(990)	(11,846)	(12,836)	0	(9)
Pay	1-Year BRL-CDI	10.105	Maturity	01/02/2026		1,260,600	(945)	(11,726)	(12,671)	0	(9)
Pay	1-Year BRL-CDI	9.998	Maturity	01/04/2027		920,300	(1,059)	(12,822)	(13,881)	0	(8)
Pay	1-Year BRL-CDI	10.037	Maturity	01/04/2027		227,200	(218)	(3,156)	(3,374)	0	(2)
Pay	1-Year BRL-CDI	10.041	Maturity	01/04/2027		1,041,400	(1,033)	(14,474)	(15,507)	0	(9)
Pay	1-Year BRL-CDI	10.072	Maturity	01/04/2027		759,770	0	(9,604)	(9,604)	0	(5)
Pay	1-Year BRL-CDI	10.090	Maturity	01/04/2027		1,963,600	(1,584)	(27,212)	(28,796)	0	(16)
Pay	1-Year BRL-CDI	10.098	Maturity	01/04/2027		2,297,450	0	(28,771)	(28,771)	0	(15)
Pay	1-Year BRL-CDI	10.138	Maturity	01/04/2027		488,500	(298)	(6,749)	(7,047)	0	(4)
Pay	1-Year BRL-CDI	10.165	Maturity	01/04/2027		1,164,990	0	(14,244)	(14,244)	0	(7)
Pay	1-Year BRL-CDI	10.170	Maturity	01/04/2027		1,944,090	0	(23,729)	(23,729)	0	(12)
Pay	1-Year BRL-CDI	10.183	Maturity	01/04/2027		3,492,020	0	(42,398)	(42,398)	0	(21)
Pay	1-Year BRL-CDI	10.203	Maturity	01/04/2027		2,720,760	0	(32,807)	(32,807)	0	(16)
Pay	1-Year BRL-CDI	10.210	Maturity	01/04/2027		391,960	0	(4,714)	(4,714)	0	(2)
Pay	1-Year BRL-CDI	10.256	Maturity	01/04/2027		2,718,360	0	(32,146)	(32,146)	0	(16)
Pay	1-Year BRL-CDI	10.328	Maturity	01/04/2027		2,200,950	0	(25,340)	(25,340)	0	(12)
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027		280,100	205	(3,788)	(3,583)	0	(2)
Pay	1-Year BRL-CDI	11.275	Maturity	01/04/2027		141,400	125	(1,907)	(1,782)	0	(1)
Pay	1-Year BRL-CDI	11.290	Maturity	01/04/2027		141,500	138	(1,906)	(1,768)	0	(1)
Pay	1-Year BRL-CDI	11.731	Maturity	01/04/2027		72,600	265	(936)	(671)	0	0
Pay	1-Year BRL-CDI	11.746	Maturity	01/04/2027		314,300	1,177	(4,046)	(2,869)	0	(1)
Pay	1-Year BRL-CDI	11.901	Maturity	01/04/2027		750,900	3,511	(9,516)	(6,005)	0	(2)
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		3,372,000	168	(3,000)	(2,832)	0	(538)
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		2,400,700	0	(1,146)	(1,146)	8	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		2,208,400	(128)	(1,956)	(2,084)	0	(771)
Pay	1-Year BRL-CDI	13.354	Maturity	01/02/2029		4,406,400	346	(1,785)	(1,439)	0	(26)
Pay	1-Year BRL-CDI	12.800	Maturity	01/02/2031		8,595,300	(770)	(20,295)	(21,065)	0	(32)
Pay	1-Year BRL-CDI	12.841	Maturity	01/02/2031		2,917,000	0	(6,622)	(6,622)	0	(11)
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	954,400	5,636	21,089	26,725	1,299	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	07/31/2028	ZAR	637,200	586	1,379	1,965	24	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	07/31/2028		525,100	488	1,135	1,623	20	0
Pay	3-Month ZAR-JIBAR	8.420	Quarterly	07/31/2028		1,964,800	1,848	4,241	6,089	75	0
Pay	3-Month ZAR-JIBAR	8.428	Quarterly	07/31/2028		1,328,900	1,271	2,863	4,134	51	0
Pay	3-Month ZAR-JIBAR	8.426	Quarterly	08/01/2028		793,900	754	1,709	2,463	30	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/01/2028		1,339,900	1,368	2,858	4,226	51	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/02/2028		1,358,100	1,386	2,901	4,287	52	0
Pay	3-Month ZAR-JIBAR	8.464	Quarterly	08/02/2028		1,383,600	1,424	2,952	4,376	53	0
Pay	3-Month ZAR-JIBAR	8.550	Quarterly	08/03/2028		1,353,700	1,635	2,828	4,463	52	0
Pay	3-Month ZAR-JIBAR	8.380	Quarterly	08/04/2028		629,400	537	1,374	1,911	24	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/04/2028		1,625,100	1,489	3,521	5,010	61	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	08/04/2028		663,400	615	1,435	2,050	25	0
Pay	3-Month ZAR-JIBAR	8.421	Quarterly	08/04/2028		673,900	633	1,456	2,089	25	0
Pay	3-Month ZAR-JIBAR	8.543	Quarterly	08/04/2028		674,700	805	1,412	2,217	26	0
Pay	3-Month ZAR-JIBAR	8.360	Quarterly	08/07/2028		1,354,200	1,095	2,975	4,070	50	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

Pay	3-Month ZAR-JIBAR	8.400	Quarterly	08/07/2028		1,402,200	1,250	3,050	4,300	52	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/07/2028		407,700	372	884	1,256	15	0
Pay	3-Month ZAR-JIBAR	8.000	Quarterly	01/03/2031		565,500	5	2,081	2,086	36	0
Pay	3-Month ZAR-JIBAR	8.001	Quarterly	01/06/2031		565,500	0	2,084	2,084	36	0
Pay	3-Month ZAR-JIBAR	8.010	Quarterly	01/07/2031		551,100	0	2,044	2,044	35	0
Pay	3-Month ZAR-JIBAR	8.030	Quarterly	01/07/2031		551,100	0	2,074	2,074	35	0
Pay	3-Month ZAR-JIBAR	8.053	Quarterly	01/07/2031		551,100	0	2,107	2,107	35	0
Pay	3-Month ZAR-JIBAR	8.058	Quarterly	01/07/2031		551,100	0	2,115	2,115	35	0
Pay	3-Month ZAR-JIBAR	8.063	Quarterly	01/08/2031		1,707,100	0	6,572	6,572	108	0
Pay	3-Month ZAR-JIBAR	8.080	Quarterly	01/08/2031		758,300	0	2,955	2,955	48	0
Pay	3-Month ZAR-JIBAR	8.203	Quarterly	01/10/2031		2,861,600	0	12,095	12,095	185	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	26,340	(732)	616	(116)	0	(1)
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		1,525,200	(44,781)	29,018	(15,763)	0	(208)
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	09/18/2029		3,312,400	34,171	(61,166)	(26,995)	0	(1,366)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033		1,665,500	(23,460)	15,557	(7,903)	0	(1,077)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		1,291,700	(4,830)	(3,644)	(8,474)	0	(1,061)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		578,500	7,641	(12,595)	(4,954)	0	(650)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		5,894,200	80,180	(159,287)	(79,107)	0	(7,525)
Pay	6-Month CLP-CHILIBOR	4.000	Semi-Annual	09/17/2030		1,336,400	13,736	(30,034)	(16,298)	0	(743)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027	EUR	226,800	(22,990)	18,102	(4,888)	0	(26)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		96,600	(9,973)	7,773	(2,200)	0	(11)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		428,500	(45,037)	35,197	(9,840)	0	(54)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		491,000	(45,034)	37,735	(7,299)	0	(56)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		235,750	(21,680)	18,144	(3,536)	0	(27)
Pay	6-Month EUR-EURIBOR	1.750	Annual	09/21/2027		721,700	(30,289)	22,434	(7,855)	0	(98)
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028		126,800	3,508	935	4,443	0	(32)
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		121,000	3,826	717	4,543	0	(32)
Pay	6-Month EUR-EURIBOR	2.950	Annual	03/21/2029		9,616,100	25,497	358,142	383,639	0	(3,777)
Pay	6-Month EUR-EURIBOR	2.770	Annual	04/16/2029		112,300	(182)	3,663	3,481	0	(47)
Pay	6-Month EUR-EURIBOR	2.860	Annual	04/24/2029		91,600	(138)	3,340	3,202	0	(39)
Pay	6-Month EUR-EURIBOR	2.780	Annual	05/02/2029		112,700	(163)	3,673	3,510	0	(49)
Pay	6-Month EUR-EURIBOR	2.827	Annual	05/06/2029		114,400	(175)	3,959	3,784	0	(49)
Pay	6-Month EUR-EURIBOR	2.950	Annual	06/12/2029		89,800	(155)	3,533	3,378	0	(39)
Receive	6-Month EUR-EURIBOR	2.700	Annual	08/13/2029		69,000	(104)	(780)	(884)	32	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	08/14/2029		92,500	(126)	(841)	(967)	44	0
Receive	6-Month EUR-EURIBOR	2.300	Annual	09/25/2029		116,300	(197)	911	714	59	0
Receive	6-Month EUR-EURIBOR	2.360	Annual	10/07/2029		116,900	(219)	650	431	59	0
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030		74,900	(102)	(185)	(287)	43	0
Pay	6-Month EUR-EURIBOR	2.950	Annual	03/20/2030		2,341,400	23,882	72,403	96,285	0	(1,327)
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		122,000	(249)	(917)	(1,166)	72	0
Receive	6-Month EUR-EURIBOR	2.350	Annual	04/29/2030		98,600	(185)	(424)	(609)	68	0
Pay(6)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		922,700	4,543	(10,255)	(5,712)	0	(717)
Pay	6-Month EUR-EURIBOR	2.547	Annual	03/09/2033		252,900	(6,296)	6,609	313	0	(294)
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		68,000	2,684	355	3,039	0	(84)
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		202,700	8,465	815	9,280	0	(253)
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		68,000	(210)	1,164	954	0	(89)
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034		69,500	(220)	1,123	903	0	(91)
Pay	6-Month EUR-EURIBOR	2.770	Annual	04/29/2034		67,700	(191)	1,050	859	0	(91)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

Receive	6-Month EUR-EURIBOR	2.590	Annual	08/19/2034		69,400	(183)	1,657	1,474	98	0
Receive	6-Month EUR-EURIBOR	2.580	Annual	08/29/2034		70,000	(195)	1,748	1,553	99	0
Receive	6-Month EUR-EURIBOR	2.390	Annual	10/01/2034		70,100	(188)	3,109	2,921	100	0
Pay	6-Month EUR-EURIBOR	2.380	Annual	12/31/2034		61,000	(161)	(2,616)	(2,777)	0	(83)
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		73,400	(175)	(3,288)	(3,463)	0	(104)
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		74,200	(199)	2,409	2,210	108	0
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		72,900	(183)	(1,885)	(2,068)	0	(106)
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		115,200	(299)	(2,512)	(2,811)	0	(169)
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		73,000	(199)	(472)	(671)	0	(107)
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		73,000	(189)	(1,166)	(1,355)	0	(107)
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		72,900	(185)	(1,657)	(1,842)	0	(107)
Receive	6-Month EUR-EURIBOR	2.510	Annual	04/09/2035		73,200	(256)	1,739	1,483	107	0
Receive	6-Month EUR-EURIBOR	2.520	Annual	04/09/2035		73,300	(280)	1,688	1,408	107	0
Receive	6-Month EUR-EURIBOR	2.550	Annual	04/16/2035		73,700	(275)	1,478	1,203	114	0
Receive	6-Month EUR-EURIBOR	2.530	Annual	04/23/2035		113,100	(444)	2,559	2,115	175	0
Receive	6-Month EUR-EURIBOR	2.450	Annual	05/05/2035		73,900	(252)	2,299	2,047	114	0
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		274,400	140	(5,940)	(5,800)	0	(379)
Pay	6-Month EUR-EURIBOR	2.500	Annual	03/20/2050		62,400	(3,236)	(5,247)	(8,483)	0	(148)
Receive	6-Month EUR-EURIBOR	0.250	Annual	06/17/2050		626,000	(58,467)	439,831	381,364	1,253	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		2,557,071	9,381	1,414,686	1,424,067	5,221	0
Pay	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		400	(190)	(49)	(239)	0	(1)
Receive(6)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		3,771,700	54,146	518,297	572,443	2,337	0
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		2,770	14	(179)	(165)	0	(9)
Pay	28-Day MXN-TIIE	8.410	Lunar	02/05/2026	MXN	8,240,000	(10,479)	11,268	789	33	0
Pay	28-Day MXN-TIIE	8.556	Lunar	07/27/2028		1,337,800	(688)	2,448	1,760	41	0
Pay	28-Day MXN-TIIE	9.020	Lunar	12/17/2029		1,164,600	0	3,231	3,231	62	0
Pay	28-Day MXN-TIIE	8.990	Lunar	12/18/2029		851,700	0	2,313	2,313	45	0
Pay	28-Day MXN-TIIE	9.135	Lunar	12/27/2029		1,043,200	0	3,190	3,190	58	0
Pay	28-Day MXN-TIIE	9.150	Lunar	12/31/2029		1,058,100	0	3,259	3,259	58	0
Pay	28-Day MXN-TIIE	9.108	Lunar	03/13/2030		4,434,100	0	13,387	13,387	267	0
Receive	28-Day MXN-TIIE	9.328	Lunar	05/29/2031		2,978,000	0	(9,822)	(9,822)	0	(265)
Pay	28-Day MXN-TIIE	8.780	Lunar	01/30/2034		1,750,000	129	2,845	2,974	136	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038		1,486,300	4,285	(1,410)	2,875	0	(188)
Pay	CAONREPO	2.625	Semi-Annual	03/19/2027	CAD	172,700	(4,292)	4,776	484	0	(4)
Pay	CAONREPO	3.000	Semi-Annual	03/19/2027		376,200	(6,203)	8,775	2,572	0	(3)
Pay	CAONREPO	2.750	Semi-Annual	12/17/2027		132,800	(3,112)	3,634	522	0	(34)
Pay	CAONREPO	3.400	Semi-Annual	06/20/2029		34,700	(109)	738	629	0	(18)
Receive	CAONREPO	1.000	Semi-Annual	06/16/2047		14,000	4,098	(122)	3,976	19	0
Receive	CAONREPO	1.300	Semi-Annual	06/16/2047		340,700	89,216	(3,809)	85,407	859	0
Pay	UKRPI	0.000	Maturity	09/15/2031	GBP	390,400	(61,008)	20,396	(40,612)	0	(174)
Pay	UKRPI	0.000	Maturity	10/15/2031		520,200	(72,187)	29,481	(42,706)	155	0
Pay	UKRPI	0.000	Maturity	11/15/2031		267,100	(32,869)	16,394	(16,475)	628	0

							$1,615,270	$7,779,660	$9,394,930	$234,102	$(83,329)

Total Swap Agreements							$2,041,477	$7,921,144	$9,962,621	$234,638	$(86,092)

(p)

Securities with an aggregate market value of $4,632,237 and cash of $38,233 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)						This instrument has a forward starting effective date.
(q)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	01/2026		$129,862	JPY	20,185,934	$0	$(899)
	01/2026		5,009	NZD	8,921	129	0
BOA	01/2026	BRL	2,179,897		$396,172	0	(1,638)
	01/2026	COP	232,335,219		60,958	0	(57)
	01/2026	INR	283,952		3,110	0	(44)
	01/2026	KRW	97,686,734		67,122	0	(629)
	01/2026	THB	1,047,083		32,332	0	(934)
	01/2026	TWD	4,071,156		133,500	3,879	0
	01/2026		$402,188	BRL	2,179,897	0	(4,378)
	01/2026		55,294	GBP	41,039	120	(96)
	01/2026		10,920	INR	983,455	0	(4)
	01/2026		2,776	JPY	429,000	0	(35)
	01/2026		39,126	PEN	131,599	24	0
	01/2026		259,150	PLN	948,079	4,924	0
	01/2026		23,837	TRY	1,074,093	788	0
	01/2026		22,183	TWD	699,839	103	0
	01/2026		88,423	ZAR	1,473,984	456	0
	02/2026	COP	87,207,492		$22,735	125	(46)
	02/2026	ILS	354,151		111,159	0	(54)
	02/2026		$431,209	BRL	2,359,662	0	(3,840)
	02/2026		98,871	TRY	4,493,075	2,740	0
	03/2026	COP	324,710,292		$84,514	799	0
	03/2026	PEN	316,154		93,548	0	(257)
	04/2026		$150,079	MXN	2,737,713	401	(12)
	04/2026	ZAR	686,710		$39,124	0	(2,027)
	05/2026		825,503		47,754	0	(1,608)
	07/2026	BRL	263,200		45,480	0	(549)
	07/2026	PEN	132,445		39,126	0	(12)
	08/2026	ZAR	1,191,131		68,147	0	(2,598)
	11/2026		32,477		1,809	0	(108)
BPS	01/2026	AUD	871,708		566,622	0	(15,152)
	01/2026	CHF	83,830		105,455	250	(720)
	01/2026	CNH	2,894,527		410,749	0	(4,579)
	01/2026	EUR	12,625	GBP	11,116	141	0
	01/2026	GBP	249,033		$328,476	0	(7,205)
	01/2026	ILS	582,561		179,149	0	(3,773)
	01/2026	INR	9,328,501		103,473	0	(245)
	01/2026	JPY	37,199,700		240,740	3,079	0
	01/2026	KRW	1,041,760		716	0	(7)
	01/2026	PLN	492,768		135,068	0	(2,186)
	01/2026	TWD	18,060,288		591,101	16,074	0
	01/2026		$458,730	CNH	3,213,243	2,051	0
	01/2026		15,185	EUR	12,905	7	(19)
	01/2026		92,576	GBP	70,000	1,780	0
	01/2026		19,389	IDR	325,512,171	104	0
	01/2026		225,245	INR	20,303,965	154	(36)
	01/2026		20,495	JPY	3,219,370	73	0
	01/2026		5,229	NZD	9,202	71	0
	01/2026		304,162	PLN	1,103,052	3,078	0
	01/2026		17	TRY	756	0	0
	01/2026		685,885	TWD	21,556,665	1,400	(837)
	01/2026		557,558	ZAR	9,332,565	5,257	0
	01/2026	ZAR	4,801,276		$286,986	0	(2,611)
	02/2026	TRY	108		2	0	0
	02/2026		$109,160	INR	9,835,900	14	(30)
	02/2026		160,040	PLN	571,482	0	(903)
	02/2026		32,798	TRY	1,463,265	468	0
	02/2026		272,652	TWD	8,557,661	0	(540)
	03/2026	TWD	17,474,084		$557,092	3,325	(1,661)
	03/2026		$69,798	BRL	382,694	0	(870)
	03/2026		28,255	MXN	522,849	575	0
	03/2026		8,759	TRY	400,015	110	0
	04/2026	BRL	2,129,246		$372,743	0	(7,842)
	05/2026		$28,265	KWD	8,614	0	(195)
	05/2026	ZAR	64,365		$3,638	0	(214)
	06/2026		$20,378	KWD	6,224	0	(83)
	07/2026	BRL	5,270,000		$915,254	2,181	(8,555)
	07/2026		$12,688	KWD	3,875	0	(45)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

	10/2026	ZAR	238,478		$13,281	0	(803)
	06/2027		$9,876	KWD	2,996	0	(64)
	05/2029	KWD	42,498		$146,100	5,767	0
	07/2029		5,643		19,410	760	0
	05/2030		31,578		108,748	3,819	0
	08/2030		7,815		26,350	341	0
BRC	01/2026	EUR	9,621,392		11,170,841	0	(141,043)
	01/2026	IDR	501,050,891		29,999	0	(7)
	01/2026	ILS	153,520		47,861	0	(343)
	01/2026	JPY	72,442,700		467,831	5,011	0
	01/2026	PLN	277		76	0	(1)
	01/2026		$49,088	AUD	73,405	0	(98)
	01/2026		19,662	EUR	16,743	22	0
	01/2026		5,530	JPY	852,700	0	(82)
	01/2026		1,364	NZD	2,357	0	(7)
	01/2026		41,386	PLN	150,771	607	0
	01/2026		526,835	TRY	23,718,330	21,362	0
	01/2026		246,543	ZAR	4,166,978	4,721	0
	02/2026	ILS	151,622		$47,066	0	(547)
	02/2026	TRY	433		10	0	0
	02/2026		$79,589	MXN	1,475,590	1,963	0
	02/2026		551,269	TRY	25,114,097	14,764	0
	02/2026		170,873	ZAR	2,879,390	2,403	0
	03/2026		71,742	TRY	3,273,547	1,198	0
	04/2026	ZAR	700,874		$39,906	0	(2,094)
	07/2026		1,041,906		58,890	0	(3,112)
BSH	01/2026	CLP	26,494,138		28,206	0	(1,241)
	01/2026	GBP	3,260,563		4,311,234	0	(83,805)
	01/2026	PEN	796,969		224,479	0	(12,573)
	01/2026		$632,224	JPY	98,402,459	0	(3,552)
	01/2026		9,145	NZD	16,320	254	0
	01/2026		130,617	PEN	439,229	64	0
	02/2026	COP	56,551,289		$14,725	27	(20)
	02/2026	PEN	512,862		148,749	0	(3,565)
	02/2026		$397,913	BRL	2,181,677	0	(2,780)
	03/2026	PEN	378,194		$111,478	0	(712)
	04/2026	BRL	4,043,727		711,961	646	(11,468)
	04/2026	PEN	174,865		50,000	0	(1,841)
	04/2026		$90	BRL	500	0	(1)
	05/2026	PEN	281,813		$79,674	0	(3,743)
	06/2026		266,203		77,140	0	(1,576)
	07/2026	BRL	2,006,000		344,047	0	(6,767)
CBK	01/2026	AUD	106,695		71,446	238	0
	01/2026	BRL	2,084,178		378,776	0	(1,566)
	01/2026	CAD	2,576,367		1,830,392	0	(47,711)
	01/2026	COP	960,202,274		253,122	1,468	(270)
	01/2026	DKK	27,960		4,364	0	(38)
	01/2026	EUR	221,570		258,795	148	(1,853)
	01/2026	ILS	229		71	0	(1)
	01/2026	NZD	200,801		115,902	253	0
	01/2026	PEN	997,254		293,984	0	(2,636)
	01/2026	PLN	2,524		688	0	(15)
	01/2026	THB	162,969		5,042	0	(136)
	01/2026	TRY	427		10	0	0
	01/2026	TWD	20,945,836		689,498	22,606	0
	01/2026		$90,991	AUD	136,570	346	(191)
	01/2026		381,319	BRL	2,084,178	0	(978)
	01/2026		2,525	CAD	3,484	15	0
	01/2026		298,371	CNH	2,082,952	507	0
	01/2026		50,456	COP	190,169,809	0	(115)
	01/2026		76,854	EUR	65,471	187	(66)
	01/2026		11,205	GBP	8,471	213	0
	01/2026		32,000	IDR	536,944,219	155	0
	01/2026		1,640,022	INR	146,708,191	1,393	(13,032)
	01/2026		183,077	PEN	616,499	345	0
	01/2026		56,589	PLN	203,236	26	(8)
	01/2026		1,535	SEK	14,450	35	0
	01/2026		7	THB	224	0	0
	01/2026		217,130	TWD	6,787,768	138	(1,147)
	01/2026		35,496	ZAR	602,416	829	0
	02/2026	COP	192,212,028		$50,456	600	0
	02/2026	ILS	279,707		87,987	152	0
	02/2026	PEN	425,686		124,482	0	(2,016)
	02/2026		$6,820	TWD	213,482	0	(31)
	03/2026	CLP	47,302,757		$50,771	0	(1,818)
	03/2026	COP	354,477,192		93,373	1,475	0
	03/2026	PEN	2,030,443		593,872	0	(8,636)
	03/2026	TWD	6,121,086		196,661	2,098	0
	04/2026	COP	191,119,770		49,867	727	0
	05/2026	PEN	5,295		1,552	0	(15)
	06/2026		174,718		51,576	0	(64)
	08/2026		140,682		41,102	0	(393)
CIB	01/2026	ILS	136		42	0	(1)
DUB	01/2026	GBP	3,882,199		5,143,584	0	(89,382)
	01/2026	ILS	228,636		71,077	0	(713)
	01/2026	KRW	213,469,589		145,826	0	(2,226)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

	01/2026	NZD	155,293		89,776	337	0
	01/2026	PEN	131,735		37,004	0	(2,186)
	01/2026		$174,413	ILS	556,657	375	0
	01/2026		474,303	INR	42,239,313	0	(5,469)
	01/2026		251,163	KRW	368,990,807	4,751	0
	01/2026		119	TWD	3,625	0	(4)
	01/2026		338,995	ZAR	5,728,625	6,522	0
	02/2026	ILS	476,955		$149,535	0	(241)
	02/2026		$892	HUF	293,555	3	0
	02/2026		9,207	TWD	288,192	0	(42)
	03/2026	TWD	13,647		$431	0	(3)
	07/2026	ZAR	764,823		43,206	0	(2,307)
FAR	01/2026	AUD	1,787,078		1,160,699	0	(31,989)
	01/2026	BRL	816,172		147,005	0	(1,938)
	01/2026	CNH	1,442,782		204,993	0	(2,028)
	01/2026	MXN	562,098		30,303	0	(840)
	01/2026	NZD	254,710		145,944	0	(752)
	01/2026	PEN	95,367		28,109	0	(247)
	01/2026	PLN	305		85	0	0
	01/2026	SGD	807		624	0	(4)
	01/2026		$149,086	BRL	816,172	350	(492)
	01/2026		79,169	ILS	253,848	538	0
	01/2026		10,712	NZD	19,014	239	0
	01/2026		367,563	PLN	1,344,629	6,952	0
	01/2026		451,129	ZAR	7,584,071	6,182	0
	01/2026	ZAR	2,517,225		$150,103	0	(1,750)
	02/2026	ILS	253,769		79,169	0	(521)
	02/2026		$147,005	BRL	822,302	1,926	0
	03/2026	PEN	1,572,718		$465,144	0	(1,507)
	03/2026		$376,839	MXN	6,964,718	7,193	0
GLM	01/2026	BRL	5,823,233		$1,049,228	0	(13,455)
	01/2026	COP	24,018,274		6,307	20	0
	01/2026	ILS	176,113		54,543	0	(756)
	01/2026	KRW	21,312		15	0	0
	01/2026	NGN	5,328,144		3,632	0	(51)
	01/2026		$1,066,222	BRL	5,823,233	1,313	(4,853)
	01/2026		42,861	CHF	34,363	558	0
	01/2026		212,889	CNH	1,500,732	2,447	0
	01/2026		1,741	INR	157,781	10	0
	01/2026		21,157	KRW	31,115,594	423	0
	01/2026		7,401	NGN	10,656,288	0	(35)
	01/2026		257,975	PLN	942,418	4,511	0
	01/2026		22,512	THB	718,515	316	0
	01/2026		33,070	ZAR	569,512	1,271	0
	02/2026	COP	38,510,405		$10,121	99	0
	02/2026	PEN	139,039		39,648	0	(1,654)
	02/2026		$1,826,039	BRL	9,991,113	0	(16,504)
	02/2026		155,494	MXN	2,884,146	3,889	0
	02/2026		16,946	ZAR	285,552	238	0
	03/2026	COP	39,067,060		$10,121	0	(3)
	03/2026	PEN	245,571		72,354	0	(511)
	03/2026		$258,727	MXN	4,731,096	2,944	(603)
	03/2026		2,094	TRY	95,223	26	0
	04/2026	BRL	11,490,700		$2,027,884	4,007	(29,991)
	04/2026		$1,049,228	BRL	5,952,880	14,801	0
	04/2026		250,010	MXN	4,610,144	3,523	0
	06/2026	PEN	149,365		$44,067	0	(100)
	07/2026	BRL	9,124,800		1,588,421	6,720	(14,063)
	08/2026	NGN	6,337,800		4,024	0	(40)
	08/2026	ZAR	1,095,042		61,429	0	(3,665)
IND	01/2026	NOK	9,068		892	0	(8)
JPM	01/2026	BRL	2,090,366		375,492	0	(5,979)
	01/2026	CHF	43,881		54,808	0	(638)
	01/2026	CNH	6,006,088		852,798	0	(9,000)
	01/2026	ILS	1,681,753		516,745	0	(11,318)
	01/2026	INR	8,493,364		95,405	1,133	0
	01/2026	KRW	17,517,797		12,208	59	0
	01/2026	NZD	297,436		172,572	1,268	0
	01/2026	PLN	903,411		246,504	0	(5,128)
	01/2026	TWD	273,660		8,957	244	0
	01/2026		$379,901	BRL	2,090,366	1,570	0
	01/2026		2,228	CAD	3,114	42	0
	01/2026		266,758	CNH	1,873,889	2,121	0
	01/2026		1,512	HKD	11,755	0	(1)
	01/2026		189,837	INR	16,905,702	0	(2,192)
	01/2026		281,499	PLN	1,037,035	7,344	0
	01/2026		20,767	THB	661,070	235	0
	01/2026		24,138	TRY	1,091,428	937	0
	02/2026		12,208	KRW	17,494,809	0	(77)
	02/2026		109,750	MXN	2,036,262	2,761	0
	02/2026		21,910	TRY	995,163	549	0
	03/2026	COP	21,325,068		$5,517	0	(9)
	03/2026		$1,028,185	MXN	18,946,619	17,637	0
	04/2026		375,492	BRL	2,136,514	6,392	0
	04/2026		93,666	MXN	1,725,678	1,270	0
	07/2026	BRL	1,795,000		$311,837	0	(2,077)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

	11/2026	ZAR	1,611,415		91,938	0	(3,077)
MBC	01/2026	AUD	130,389		85,359	0	(1,662)
	01/2026	CHF	61,837		77,852	0	(283)
	01/2026	EUR	105,257		123,528	0	(223)
	01/2026	JPY	73,272,800		471,629	3,505	0
	01/2026	NZD	201,632		116,515	398	(10)
	01/2026	PLN	382,062		104,440	0	(1,978)
	01/2026		$37,266	AUD	55,551	0	(191)
	01/2026		3,469	CAD	4,772	9	0
	01/2026		52,185	EUR	44,277	7	(135)
	01/2026		237,251	GBP	177,896	2,543	0
	01/2026		31,641	INR	2,864,925	159	0
	01/2026		364,442	JPY	56,737,120	0	(1,962)
	01/2026		91,902	PLN	337,252	2,035	0
	01/2026		35,964	THB	1,164,903	1,046	0
	01/2026		34,195	TWD	1,079,373	178	0
	01/2026		296,675	ZAR	4,989,864	4,208	0
	02/2026		71,484	MXN	1,323,414	1,650	0
	03/2026	PEN	15,265		$4,516	0	(14)
	03/2026		$68,076	MXN	1,253,053	1,079	0
	04/2026		74,628		1,377,445	1,107	0
	05/2026	ZAR	330,744		$19,021	0	(767)
	10/2026		63,371		3,561	0	(188)
MYI	01/2026	ILS	499		155	0	(1)
	01/2026	PLN	340		93	0	(1)
	01/2026	SGD	2,621,761		2,026,262	0	(14,657)
	01/2026		$54,153	INR	4,821,099	0	(641)
	01/2026		23,346	JPY	3,634,562	0	(125)
	01/2026		156	PLN	560	0	0
	01/2026		263,778	ZAR	4,436,091	3,714	0
	01/2026	ZAR	144,600		$8,677	0	(46)
	02/2026	ILS	551,687		171,337	0	(1,907)
	02/2026	PEN	41,593		12,374	16	0
	03/2026		$364	MXN	6,619	1	0
NGF	01/2026	GBP	149,632		$198,061	0	(3,633)
	01/2026		$182,980	KRW	268,595,048	3,304	0
	01/2026		140,532	TRY	6,342,098	5,128	0
	02/2026		121,527		5,513,192	3,568	0
	03/2026		185,342		8,460,147	2,623	0
RYL	01/2026		1,982	CAD	2,714	0	(4)
	01/2026		2,067	EUR	1,777	22	0
	01/2026		12,593	ZAR	211,810	179	0
	03/2026		868	MXN	15,739	0	0
SCX	01/2026	CNH	2,876,756		$408,280	0	(4,498)
	01/2026	IDR	835,263,833		49,950	0	(70)
	01/2026	INR	1,407,624		15,470	0	(168)
	01/2026	JPY	58,115,800		373,399	2,110	0
	01/2026	PEN	9,849		2,909	0	(19)
	01/2026	TWD	4,410,434		144,756	4,333	0
	01/2026		$2,032	CAD	2,830	31	0
	01/2026		18,039	EUR	15,510	196	0
	01/2026		27,930	IDR	468,981,244	155	0
	01/2026		78,891	INR	7,118,256	118	0
	01/2026		659,409	JPY	102,613,336	0	(3,835)
	03/2026		1,297	TRY	59,108	22	0
	11/2026	NGN	4,237,850		$2,620	0	(6)
SOG	01/2026	KRW	338,974,024		231,693	0	(3,402)
	01/2026	PEN	385,294		107,876	0	(6,673)
	01/2026	SGD	644,280		497,316	0	(4,226)
	01/2026	TWD	173,172		5,545	31	0
	01/2026		$6,671	GBP	4,935	0	(19)
	01/2026		1,825,782	JPY	285,550,254	0	(1,465)
	02/2026	PEN	45,854		$13,493	0	(124)
	02/2026		$71,557	MXN	1,324,136	1,617	0
	03/2026	CLP	15,266,995		$15,748	0	(1,225)
	03/2026	PEN	294,245		84,965	0	(2,325)
SSB	01/2026		$1,676	CAD	2,295	0	(3)
UAG	01/2026	BRL	43,657		$7,934	0	(33)
	01/2026	CHF	185,910		232,280	0	(2,630)
	01/2026	GBP	22,770		30,133	0	(559)
	01/2026	PLN	383,087		104,987	0	(1,716)
	01/2026		$8,115	BRL	43,657	0	(148)
	01/2026		32,122	EUR	27,469	174	0
	01/2026		61,316	GBP	46,352	1,163	0
	01/2026		264,927	PLN	961,245	2,825	(24)
	01/2026		48,008	ZAR	834,935	2,338	0
	02/2026		147,063	MXN	2,724,673	3,494	0
	03/2026	CLP	51,059,310		$54,879	0	(1,886)
	03/2026		$2,430	MXN	45,001	51	0

Total Forward Foreign Currency Contracts						$333,546	$(776,626)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.180%	07/21/2032	174,900	$28,054	$8,138
Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.180	07/21/2032	285,300	45,762	93,532
GLM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.110	07/26/2032	122,300	19,813	5,618
Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.110	07/26/2032	177,300	28,722	59,610
MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.400	07/20/2027	140,900	18,592	1,221
Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.400	07/20/2027	158,900	20,967	48,161
Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.170	07/19/2032	141,400	22,426	6,500
Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.170	07/19/2032	159,400	25,281	52,386

Total Purchased Options	$209,617	$275,166

WRITTEN OPTIONS:
INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

FAR	Call - OTC 2-Year Interest Rate Cap	0.022%	1-Day USD-SOFR Compounded-OIS	08/08/2026	605,500	$(10,445)	$(6,250)
MYC	Call - OTC 2-Year Interest Rate Cap	0.026	1-Day USD-SOFR Compounded-OIS	07/23/2026	1,277,500	(22,592)	(10,636)
NGF	Call - OTC 2-Year Interest Rate Cap	0.026	1-Day USD-SOFR Compounded-OIS	07/25/2026	1,955,700	(35,887)	(15,100)
FAR	Put - OTC 2-Year Interest Rate Floor	0.022	1-Day USD-SOFR Compounded-OIS	08/08/2026	605,500	(10,445)	(8)
MYC	Put - OTC 2-Year Interest Rate Floor	0.026	1-Day USD-SOFR Compounded-OIS	07/23/2026	1,277,500	(22,593)	(32)
NGF	Put - OTC 2-Year Interest Rate Floor	0.026	1-Day USD-SOFR Compounded-OIS	07/25/2026	1,955,700	(35,887)	(64)

Total Written Options	$(137,849)	$(32,090)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Israel Government International Bonds	1.000%	Quarterly	06/20/2029	0.525%	$9,400	$(101)	$250	$149	$0
South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.266	10,600	(464)	542	78	0
BPS	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.075	47,700	(2,287)	2,250	0	(37)
Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.164	3,100	(276)	267	0	(9)
BRC	Colombia Government International Bonds	1.000	Quarterly	12/20/2026	0.897	140,500	(6,441)	6,622	181	0
Israel Government International Bonds	1.000	Quarterly	06/20/2029	0.525	14,000	(223)	445	222	0
Turkiye Government International Bonds	1.000	Quarterly	12/20/2030	2.030	6,110	(398)	122	0	(276)
CBK	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.075	6,100	(219)	214	0	(5)
Israel Government International Bonds	1.000	Quarterly	06/20/2027	0.312	67,700	(340)	1,032	692	0
Israel Government International Bonds	1.000	Quarterly	06/20/2030	0.640	4,300	(57)	122	65	0
DUB	Eskom «	4.650	Quarterly	06/30/2029	—◆	50,500	0	2,958	2,958	0
Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—◆	94,961	0	823	823	0
Petroleos Mexicanos «	4.850	Monthly	07/06/2026	—◆	52,340	0	471	471	0
South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.266	17,500	(769)	898	129	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

GST	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.075		59,100	(2,190)	2,144	0	(46)
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.164		25,400	(2,264)	2,193	0	(71)
	Equinix, Inc.	5.000	Quarterly	06/20/2027	0.620		18,800	2,628	(1,416)	1,212	0
	Israel Government International Bonds	1.000	Quarterly	12/20/2026	0.246		6,800	30	21	51	0
	Israel Government International Bonds	1.000	Quarterly	06/20/2029	0.525		19,200	(261)	566	305	0
	Israel Government International Bonds	1.000	Quarterly	12/20/2029	0.575		73,400	(1,997)	3,178	1,181	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2027	0.398		1,560	(65)	84	19	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.534		9,700	(102)	233	131	0
	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.706		84,000	(714)	464	0	(250)
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.266		8,900	(400)	466	66	0
JPM	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.075		8,800	(339)	332	0	(7)
	Israel Government International Bonds	1.000	Quarterly	06/20/2029	0.525		69,900	(845)	1,954	1,109	0
	Israel Government International Bonds	1.000	Quarterly	12/20/2029	0.575		16,400	(472)	736	264	0
	Israel Government International Bonds	1.000	Quarterly	06/20/2030	0.640		4,500	(49)	117	68	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2026	0.221		21,600	(169)	254	85	0
	Turkiye Government International Bonds	1.000	Quarterly	12/20/2030	2.030		41,300	(2,631)	768	0	(1,863)
MYC	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.075		61,200	(2,202)	2,155	0	(47)
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.164		70,400	(6,276)	6,079	0	(197)
	Israel Government International Bonds	1.000	Quarterly	06/20/2029	0.525		13,800	(234)	453	219	0
	Israel Government International Bonds	1.000	Quarterly	12/20/2029	0.575		41,100	(1,057)	1,718	661	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2026	0.290		48,100	74	269	343	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2027	0.362		40,060	(136)	516	380	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2028	0.480		17,400	(337)	558	221	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.534		82,600	(872)	1,987	1,115	0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.266		229,100	(10,035)	11,721	1,686	0

								$(42,490)	$54,566	$14,884	$(2,808)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
										Swap Agreements, at Value(5)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.7-1 Index «		0.090%	Monthly	08/25/2037		$28,252	$(21,384)	$17,333	$0	$(4,051)
	ABX.HE.AAA.7-2 Index «		0.760	Monthly	01/25/2038		3,022	(2,178)	1,941	0	(237)
	CMBX.NA.AAA.6 Index		0.500	Monthly	05/11/2063		249	(7)	7	0	0
	CMBX.NA.AS.6 Index		1.000	Monthly	05/11/2063		320	(1)	1	0	0
	iTraxx Crossover 44 5-Year 35-100% Index		5.000	Quarterly	12/20/2030	EUR	206,600	47,276	1,416	48,692	0
BPS	iTraxx Crossover 44 5-Year 35-100% Index		5.000	Quarterly	12/20/2030		94,260	21,637	579	22,216	0
BRC	ABX.HE.AAA.6-2 Index «		0.110	Monthly	05/25/2046		$2,797	(775)	555	0	(220)
	ABX.HE.AAA.7-1 Index «		0.090	Monthly	08/25/2037		8,884	(6,747)	5,473	0	(1,274)
	CMBX.NA.AAA.6 Index		0.500	Monthly	05/11/2063		17	(1)	1	0	0
	CMBX.NA.AS.6 Index		1.000	Monthly	05/11/2063		736	(23)	23	0	0
	PRIMEX.ARM.2-AAA Index «		4.580	Monthly	12/25/2037		969	28	(22)	6	0
CBK	ABX.HE.AA.6-1 Index «		0.320	Monthly	07/25/2045		4,644	(2,264)	1,874	0	(390)
	ABX.HE.AAA.7-1 Index «		0.090	Monthly	08/25/2037		68,230	(51,701)	41,917	0	(9,784)
	CMBX.NA.AAA.6 Index		0.500	Monthly	05/11/2063		66	(3)	3	0	0
	CMBX.NA.AAA.8 Index		0.500	Monthly	10/17/2057		676	(25)	25	0	0
	iTraxx Crossover 44 5-Year 35-100% Index		5.000	Quarterly	12/20/2030	EUR	30,140	6,826	278	7,104	0
DUB	ABX.HE.AAA.7-1 Index «		0.090	Monthly	08/25/2037		$12,438	(9,425)	7,641	0	(1,784)
	ABX.HE.AAA.7-2 Index «		0.760	Monthly	01/25/2038		10,084	(7,269)	6,477	0	(792)
	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059		62,000	(1,006)	1,192	186	0
	CMBX.NA.AAA.6 Index		0.500	Monthly	05/11/2063		210	(5)	5	0	0
	CMBX.NA.AAA.9 Index		0.500	Monthly	09/17/2058		290	(29)	29	0	0
	CMBX.NA.AS.6 Index		1.000	Monthly	05/11/2063		400	(8)	8	0	0
GST	ABX.HE.AAA.6-2 Index «		0.110	Monthly	05/25/2046		5,021	(1,383)	989	0	(394)
	ABX.HE.AAA.7-1 Index «		0.090	Monthly	08/25/2037		66,973	(30,618)	21,013	0	(9,605)
	ABX.HE.AAA.7-2 Index «		0.760	Monthly	01/25/2038		20,308	(4,842)	3,247	0	(1,595)
	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059		401,450	(4,763)	5,969	1,206	0
	CMBX.NA.AAA.12 Index		0.500	Monthly	08/17/2061		5,000	(8)	39	31	0
	CMBX.NA.AAA.13 Index		0.500	Monthly	12/16/2072		70,800	109	264	373	0
	CMBX.NA.AAA.6 Index		0.500	Monthly	05/11/2063		73	(3)	3	0	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	11,224	(12)	13	1	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	5,708	(230)	231	1	0
CMBX.NA.AS.9 Index	1.000	Monthly	09/17/2058	4,986	(375)	376	1	0
JPM	ABX.HE.AA.6-2 Index «	0.170	Monthly	05/25/2046	687	(290)	187	0	(103)
ABX.HE.AA.7-1 Index «	0.150	Monthly	08/25/2037	1	(1)	1	0	0
ABX.HE.AA.7-2 Index «	1.920	Monthly	01/25/2038	150	(84)	47	0	(37)
iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	EUR	223,140	50,837	1,754	52,591	0
JPS	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	$319,300	(5,507)	6,466	959	0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	7,962	(353)	354	1	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	8,706	(78)	79	1	0
MEI	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	3,961	(1,054)	743	0	(311)
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	11	0	0	0	0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	1,967	(137)	137	0	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	4,597	(359)	360	1	0
MYC	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	38,908	(6,911)	3,856	0	(3,055)
ABX.HE.AAA.7-1 Index «	0.090	Monthly	08/25/2037	14,215	(10,759)	8,720	0	(2,039)
ABX.HE.AAA.7-2 Index «	0.760	Monthly	01/25/2038	7,554	(5,446)	4,853	0	(593)
CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	81,300	(1,373)	1,617	244	0
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	52	(1)	1	0	0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	878	(65)	65	0	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	261	(26)	26	0	0
CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	748	(31)	31	0	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	454,800	(1,564)	2,930	1,366	0
CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	82,868	392	95	487	0
CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	125,500	(139)	918	779	0
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	446	0	0	0	0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	557	(31)	31	0	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	2,031	2	(2)	0	0
CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	800	0	0	0	0
UAG	ABX.HE.AA.6-2 Index «	0.170	Monthly	05/25/2046	20,482	(1)	(3,057)	0	(3,058)
ABX.HE.AA.7-1 Index «	0.150	Monthly	08/25/2037	5	0	0	0	0
ABX.HE.AAA.7-1 Index «	0.090	Monthly	08/25/2037	59,715	(6,183)	(2,380)	0	(8,563)
ABX.HE.AAA.7-2 Index «	0.760	Monthly	01/25/2038	41,633	(12)	(3,257)	0	(3,269)
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	703	(42)	42	0	0

$(58,425)	$143,517	$136,246	$(51,154)

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	IBXXLLTR Index	892,174	1.225% (SOFR plus a specified spread)	Maturity	03/20/2026	$205,200	$0	$(407)	$0	$(407)
Receive	IBXXLLTR Index	184,582	1.225% (SOFR plus a specified spread)	Maturity	06/22/2026	42,380	0	(113)	0	(113)
JPM	Receive	IBXXLLTR Index	236,473	1.225% (SOFR plus a specified spread)	Maturity	06/22/2026	54,325	0	(114)	0	(114)
MYC	Receive	IBXXLLTR Index	1,093,683	1.225% (SOFR plus a specified spread)	Maturity	03/20/2026	251,720	0	(42)	215	(257)

$0	$(676)	$215	$(891)

Total Swap Agreements	$(100,915)	$197,407	$151,345	$(54,853)

(r)

Securities with an aggregate market value of $473,714 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

◆	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,451,455	$5,043,259	$6,494,714
Corporate Bonds & Notes
Banking & Finance	0	4,597,846	767,055	5,364,901
Industrials	0	10,173,674	296,590	10,470,264
Utilities	0	2,039,904	31,620	2,071,524
Convertible Bonds & Notes
Banking & Finance	0	0	10,529	10,529
Municipal Bonds & Notes
California	0	27,155	0	27,155
Illinois	0	44,382	0	44,382
U.S. Government Agencies	0	135,029,406	0	135,029,406
U.S. Treasury Obligations	0	25,476,611	0	25,476,611
Non-Agency Mortgage-Backed Securities	0	59,940,747	4,832,909	64,773,656
Asset-Backed Securities
Automobile ABS Other	0	1,016,597	18,672	1,035,269
Automobile Sequential	0	4,888,623	0	4,888,623
Casino Services	0	0	49,135	49,135
CMBS Other	0	1,107,279	0	1,107,279
Credit Card Other	0	392,690	0	392,690
Home Equity Other	0	9,141,145	0	9,141,145
Home Equity Sequential	0	167,240	0	167,240
Manufacturing House ABS Other	0	9,731	0	9,731
Manufacturing House Sequential	0	87,108	0	87,108
Whole Loan Collateral	0	1,581,667	129,264	1,710,931
Other ABS	0	23,129,074	788,221	23,917,295
Sovereign Issues	0	21,719,415	0	21,719,415
Common Stocks
Communication Services	4,776	0	124,046	128,822
Consumer Staples	0	0	12	12
Financials	645	11,350	0	11,995
Industrials	0	0	39,142	39,142
Real Estate	13	0	22	35
Warrants
Communication Services	0	0	8,045	8,045
Preferred Securities
Banking & Finance	119,643	391,312	38,908	549,863
Industrials	0	239	0	239
Real Estate Investment Trusts
Real Estate	326,901	0	0	326,901
U.S. Government Agencies	0	0	0	0
Corporate Bonds & Notes	0	0	0	0
Short-Term Instruments
Repurchase Agreements	0	589,240	0	589,240
Short-Term Notes	0	10,550	0	10,550
Nigeria Treasury Bills	0	553,523	0	553,523
South Africa Treasury Bills	0	521,138	0	521,138
U.S. Treasury Bills	0	43,180	0	43,180

	$451,978	$304,142,281	$12,177,429	$316,771,688
Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	149,963	0	354,118	504,081
Short-Term Instruments
Central Funds Used for Cash Management Purposes	14,536,579	0	0	14,536,579

	$14,686,542	$0	$354,118	$15,040,660

Total Investments	$15,138,520	$304,142,281	$12,531,547	$331,812,348

Short Sales, at Value - Liabilities
Corporate Bonds & Notes	0	0	0	0
U.S. Government Agencies	0	(795,313)	0	(795,313)

	$0	$(795,313)	$0	$(795,313)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	22,502	246,402	0	268,904
Over the counter	0	755,799	4,258	760,057

	$22,502	$1,002,201	$4,258	$1,028,961
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(6,552)	(190,170)	0	(196,722)
Over the counter	0	(812,415)	(51,154)	(863,569)

	$(6,552)	$(1,002,585)	$(51,154)	$(1,060,291)

Total Financial Derivative Instruments	$15,950	$(384)	$(46,896)	$(31,330)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

Totals				$15,154,470		$303,346,584		$12,484,651	$330,985,705

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2025:
Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2025 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$3,394,550	$2,411,854	$(568,755)	$6,024	$1,016	$76,566	$2,024	$(280,020)	$5,043,259	$73,976
Corporate Bonds & Notes
Banking & Finance	1,004,117	76,344	(305,215)	647	19,680	(28,518)	0	0	767,055	(27,780)
Industrials	293,632	0	(678)	(13)	0	4,403	0	(754)	296,590	4,395
Utilities	0	31,004	0	0	0	616	0	0	31,620	616
Convertible Bonds & Notes
Banking & Finance	0	10,472	0	274	0	(217)	0	0	10,529	(217)
Non-Agency Mortgage-Backed Securities	2,497,236	3,297,645	(130,713)	2,162	(1,114)	13,072	0	(845,379)	4,832,909	(1,783)
Asset-Backed Securities
Automobile ABS Other	18,194	0	0	0	0	478	0	0	18,672	478
Casino Services	47,339	0	(1,965)	0	(145)	3,906	0	0	49,135	3,523
Whole Loan Collateral	0	129,100	0	0	0	164	0	0	129,264	164
Other ABS	957,102	286,239	(108,443)	1,798	(20,279)	22,023	0	(350,219)	788,221	(12,579)
Common Stocks
Communication Services	0	0	0	0	0	124,046	0	0	124,046	124,046
Consumer Staples	13	0	0	0	0	(1)	0	0	12	(1)
Financials	268,856	0	(282,122)	0	(330,111)	343,377	0	0	0	0
Health Care	51	0	0	0	0	(51)	0	0	0	0
Industrials	8,430	31,640	0	0	0	(928)	0	0	39,142	(928)
Real Estate(3)	2	0	0	0	0	20	0	0	22	20
Warrants
Communication Services	0	7,281	0	0	0	764	0	0	8,045	764
Financials	362	0	(2,132)	0	(36,271)	38,041	0	0	0	0
Preferred Securities
Banking & Finance	0	39,145	0	0	0	(237)	0	0	38,908	(237)

	$8,489,884	$6,320,724	$(1,400,023)	$10,892	$(367,224)	$597,524	$2,024	$(1,476,372)	$12,177,429	$164,457
Investments in Affiliates, at Value
Common Stocks
Communication Services	17,735	0	0	0	0	26,979	0	0	44,714	26,979
Financials	0	37,435	0	0	0	3,921	0	0	41,356	3,921
Health Care	279,018	0	0	0	0	(10,971)	0	0	268,047	(10,971)
Industrials	1	0	0	0	0	0	0	0	1	0
Utilities	114,834	0	(90,424)	0	46,346	(70,756)	0	0	0	0
Financial Derivative Instruments - Assets
Over the counter	$5,291	$35	$(660)	$0	$(10)	$(398)	$0	$0	$4,258	$(384)

Financial Derivative Instruments - Liabilities
Over the counter	$(53,377)	$14,490	$(30,648)	$0	$81,563	$(63,182)	$0	$0	$(51,154)	$(7,688)

Totals	$8,853,386	$6,372,684	$(1,521,755)	$10,892	$(239,325)	$483,117	$2,024	$(1,476,372)	$12,484,651	$176,314

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 12/31/2025	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$947,249	Comparable Companies			EBITDA Multiple		X	16.360	—
		3,793,887	Discounted Cash Flow			Discount Rate			3.939 - 75.000	5.677
		96,836	Recent Transaction			Purchase Price			100.000	—
		205,287	Third Party Vendor			Broker Quote			42.500 - 100.500	99.782

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	December 31, 2025 (Unaudited)

Corporate Bonds & Notes
Banking & Finance	750,369	Discounted Cash Flow	Discount Rate		4.360 - 12.000	5.645
	14,926	Recent Transaction	Purchase price		100.000	—
	1,760	Indicative Market Quotation	Broker Quote		6.000	—
Industrials	296,590	Discounted Cash Flow	Discount Rate		4.500 - 6.700	5.799
Utilities	31,620	Recent Transaction	Purchase Price		100.000	—
Convertible Bonds & Notes
Banking & Finance	10,529	Indicative Market Quotation	Broker Quote		7.250 - 21.500	10.860
Non-Agency Mortgage-Backed Securities	399,373	Discounted Cash Flow	Discount rate		5.230 -10.000	7.043
	263,069	IO Weighted Average Life Approach	Base Price		102.141	—
	3,221,107	Proxy Pricing	Base Price		98.386 - 106.844	101.493
	1,212,428	Recent Transaction	Purchase price		90.921 - 101.219	95.749
Asset-Backed Securities
Automobile ABS Other	18,672	Discounted Cash Flows	Discount rate		8.000	—
Casino Services	49,135	Discounted Cash Flow	Discount rate		6.115	—
Whole Loan Collateral	129,264	Proxy Pricing	Base Price		100.000	—
Other ABS	691,649	Discounted Cash Flows	Discount rate		4.925 - 25.000	8.541
	102	Discounted Cash Flows	Discount rate		13.000	—
	96,470	Proxy Pricing	Base Price		100.967	—
Common Stocks
Communication Services	124,046	Indicative Market Quotation	Broker Quote		$15.542	—
Consumer Staples	12	Indicative Market Quotation	Broker Quote		$8.000	—
Industrials	7,438	Indicative Market Quotation	Broker Quote		$0.563 - 22.563	10.570
	31,704	Indicative Market Quotation	Broker Quote	EU R	15.012	—
	22	Other Valuation Techniques(4)	—		—	—
Warrants
Communication Services	8,045	Option Pricing Model	Volatility		65.000	—
Preferred Securities
Banking & Finance	38,908	Discounted Cash Flow	Discount Rate		11.780	—
Investments in Affiliates, at Value
Communication Services	44,714	Reference Instrument	Stock Price w/Liquidity Discount		12.000	8.219
Financials	41,356	Reference Instrument	Stock Price w/Liquidity Discount		4.130	8.219
Health Care	268,047	Comparable Companies	EBITDA Multiple	X	16.360	—
Industrials	1	Expected Recovery	Price		$-	—
Financial Derivative Instruments- Assets
Over the counter	4,258	Indicative Market Quotation	Broker Quote		0.108 - 5.818	4.916
Financial Derivative Instruments- Liabilities
Over the counter	(51,154)	Indicative Market Quotation	Broker Quote		75.00 - 92.00	86.837

Total	$12,484,651

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)			Sector type updated from Financials to Real Estate since prior fiscal year end.
(4)			Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 149.7% ¤
CORPORATE BONDS & NOTES 2.3%
BANKING & FINANCE 1.3%
Ambac Assurance Corp. 5.100% due 12/31/2099 (f)		$28	$37
Credicorp Capital Sociedad Titulizadora SA 9.700% due 03/05/2045	PEN	2,300	725
Jyske Realkredit AS
1.500% due 10/01/2050	DKK	74,978	9,460
1.500% due 10/01/2053		26,423	3,239
2.000% due 10/01/2053		787	104
2.500% due 10/01/2047		1	0
Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053		5,567	627
2.000% due 10/01/2053		2,994	394
Nykredit Realkredit AS
1.500% due 10/01/2053		896	94
2.500% due 10/01/2047		2	0
3.000% due 10/01/2053		27,659	4,103
Realkredit Danmark AS
1.500% due 10/01/2053		30,304	3,837
2.000% due 10/01/2053		508	62
2.500% due 04/01/2047		8	1
3.000% due 10/01/2053		37,553	5,571

			28,254

INDUSTRIALS 1.0%
Beignet Investor LLC 6.581% due 05/30/2049		$19,100	20,197
VMware LLC 3.900% due 08/21/2027		200	200

			20,397

UTILITIES 0.0%
Petrobras Global Finance BV 7.250% due 03/17/2044		424	441

Total Corporate Bonds & Notes (Cost $51,729)			49,092

U.S. GOVERNMENT AGENCIES 29.8%
Federal Home Loan Mortgage Corp.
4.500% due 09/01/2052		676	663
5.500% due 08/01/2054		25,257	25,640
6.000% due 03/01/2054 - 08/01/2054		77,928	80,059
Federal Home Loan Mortgage Corp. REMICS
4.814% due 11/25/2054 •		7,137	7,168
4.824% due 08/25/2055 •		10,821	10,919
4.874% due 02/25/2055 •		1,036	1,042
5.009% due 03/15/2050 •		1,967	1,945
5.024% due 03/25/2055 •		1,452	1,457
5.124% due 06/25/2055 •		14,970	15,046
Federal National Mortgage Association
4.000% due 08/01/2052		851	809
4.500% due 09/01/2052 - 11/01/2052		1,837	1,800
Federal National Mortgage Association REMICS
4.824% due 11/25/2053 - 03/25/2055 •		3,820	3,838
4.904% due 06/25/2055 •		8,415	8,475
5.024% due 03/25/2055 •		1,850	1,857
5.034% due 03/25/2055 •		2,863	2,875
Government National Mortgage Association 3.500% due 06/20/2052 - 04/20/2055		88,890	81,713
Government National Mortgage Association REMICS
4.568% due 02/20/2074 •		595	595
4.927% due 08/20/2068 •		802	808
5.088% due 09/20/2055 •		8,708	8,746
Uniform Mortgage-Backed Security, TBA
4.000% due 02/01/2056		16,000	15,168
4.500% due 02/01/2056		261,800	255,370
6.000% due 02/01/2056		74,200	76,151

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2025 (Unaudited)

6.500% due 02/01/2056 - 03/01/2056	26,400	27,467

Total U.S. Government Agencies (Cost $626,445)		629,611

U.S. TREASURY OBLIGATIONS 60.3%
U.S. Treasury Bonds
4.875% due 08/15/2045 (i)	795	803
U.S. Treasury Inflation Protected Securities (e)
0.125% due 02/15/2051 (m)	6,228	3,368
0.250% due 02/15/2050	7,725	4,453
0.625% due 02/15/2043	9,885	7,366
0.750% due 02/15/2042	24,439	19,048
0.750% due 02/15/2045	28,152	20,551
0.875% due 02/15/2047	21,096	15,229
1.000% due 02/15/2046	15,886	11,991
1.000% due 02/15/2048	14,659	10,720
1.000% due 02/15/2049	10,222	7,362
1.375% due 02/15/2044	25,874	21,688
2.125% due 02/15/2040	5,378	5,329
2.125% due 02/15/2041 (m)	4,014	3,934
2.125% due 02/15/2054	18,672	16,795
2.375% due 02/15/2055 (i)	13,414	12,739
2.500% due 01/15/2029 (k)(m)	6,279	6,482
3.375% due 04/15/2032 (m)	55	61
0.125% due 07/15/2026 (k)(m)	9,332	9,278
0.125% due 10/15/2026 (i)	55,646	55,133
0.125% due 04/15/2027	11,993	11,779
0.125% due 01/15/2030 (k)(m)	25,311	24,013
0.125% due 07/15/2030	27,317	25,787
0.125% due 01/15/2031	31,320	29,204
0.125% due 07/15/2031 (i)	130,171	120,649
0.125% due 01/15/2032	31,480	28,775
0.250% due 07/15/2029	22,389	21,578
0.375% due 01/15/2027 (k)	15,339	15,151
0.375% due 07/15/2027	18,076	17,869
0.500% due 01/15/2028 (i)	52,009	51,104
0.625% due 07/15/2032 (i)	54,576	51,218
0.750% due 07/15/2028 (i)	38,862	38,405
0.875% due 01/15/2029	21,748	21,417
1.125% due 10/15/2030	13,891	13,683
1.125% due 01/15/2033 (i)	41,756	40,080
1.250% due 04/15/2028 (i)	35,280	35,144
1.375% due 07/15/2033 (i)	43,206	42,129
1.625% due 10/15/2027 (k)	24,731	24,922
1.625% due 10/15/2029 (i)	80,610	81,423
1.625% due 04/15/2030	31,197	31,362
1.750% due 01/15/2034	21,715	21,600
1.875% due 07/15/2034 (i)	56,449	56,696
1.875% due 07/15/2035 (i)	100,387	100,149
2.125% due 04/15/2029 (k)	27,580	28,169
2.125% due 01/15/2035 (i)	68,508	69,741
2.375% due 10/15/2028 (i)(k)	35,080	36,132
U.S. Treasury Notes
4.250% due 08/15/2035 (i)	1,195	1,204

Total U.S. Treasury Obligations (Cost $1,327,759)		1,271,713

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.5%
Alliance Bancorp Trust 4.326% due 07/25/2037 •	393	352
Banc of America Alternative Loan Trust
4.496% due 12/25/2035 •	283	242
6.000% due 06/25/2046	207	182
Banc of America Mortgage Trust
5.105% due 11/25/2035 ~	36	33
5.230% due 08/25/2035 ~	37	35
5.316% due 06/25/2035 ~	25	23
BCAP LLC Trust 4.613% due 04/26/2036 ~	175	159
Bear Stearns ARM Trust 4.214% due 07/25/2036 ~	73	62
CHL Mortgage Pass-Through Trust
4.426% due 04/25/2035 •	127	123
6.000% due 03/25/2037	460	199
6.000% due 05/25/2037	324	130
6.000% due 07/25/2037	943	415
Citigroup Mortgage Loan Trust, Inc. 5.500% due 08/25/2034	593	590
Countrywide Alternative Loan Trust
4.043% due 12/20/2046 •	110	99
4.620% due 10/25/2035 ~	7	6
5.500% due 11/25/2035	20	16
5.500% due 01/25/2036	133	72
6.000% due 08/25/2036 •	71	40
6.000% due 04/25/2037	700	499
6.250% due 11/25/2036	57	42

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2025 (Unaudited)

CSAB Mortgage-Backed Trust 6.672% due 06/25/2036 þ		313	70
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
4.146% due 04/25/2037 •		309	220
6.800% due 07/25/2036 þ		133	117
First Horizon Alternative Mortgage Securities Trust 6.000% due 02/25/2037		49	17
Government National Mortgage Association REMICS
4.688% due 09/20/2075 •		12,223	12,264
4.698% due 10/20/2075 •		7,797	7,831
Grifonas Finance No. 1 PLC 2.344% due 08/28/2039 •	EUR	113	130
GSR Mortgage Loan Trust
4.951% due 09/25/2035 ~		$4	4
6.000% due 11/25/2035		314	102
IndyMac IMSC Mortgage Loan Trust 4.206% due 07/25/2047 •		294	200
Lehman Mortgage Trust 5.085% due 01/25/2036 ~		79	76
MASTR Alternative Loan Trust 4.246% due 03/25/2036 •		411	35
Morgan Stanley Mortgage Loan Trust 6.073% due 06/25/2036 ~		14	13
New Residential Mortgage Loan Trust 4.500% due 05/25/2058 ~		1,358	1,332
New York Mortgage Trust 4.790% due 05/25/2036 ~		32	26
Project Cashmere 4.543% due 12/30/2057 «(a)	AUD	31,600	21,088
Residential Asset Securitization Trust
4.246% due 05/25/2035 •		$312	184
4.246% due 01/25/2046 •		879	241
5.750% due 02/25/2036		172	60
6.250% due 11/25/2036		168	58
6.500% due 06/25/2037		11,538	2,134
Sequoia Mortgage Trust 4.248% due 07/20/2036 •		390	338
Structured Asset Mortgage Investments II Trust
4.266% due 05/25/2036 •		173	123
4.286% due 05/25/2036 •		232	195
4.406% due 02/25/2036 •		182	156
Towd Point Mortgage Trust 2.750% due 10/25/2057 ~		687	679
WaMu Mortgage Pass-Through Certificates Trust
4.002% due 11/25/2036 ~		187	169
4.104% due 02/25/2037 ~		30	26
4.509% due 10/25/2035 ~		416	382
5.696% due 09/25/2033 ~		2	2
Washington Mutual Mortgage Pass-Through Certificates Trust 6.000% due 07/25/2036		235	169

Total Non-Agency Mortgage-Backed Securities (Cost $57,131)			51,760

ASSET-BACKED SECURITIES 6.8%
CMBS OTHER 0.5%
Arbor Realty Commercial Real Estate Notes Ltd. 5.434% due 01/15/2037 •		2,020	2,032
BDS LLC 5.531% due 03/19/2039 •		3,605	3,611
LoanCore Issuer Ltd. 5.493% due 01/17/2037 •		636	637
MF1 LLC 5.881% due 06/19/2037 •		2,068	2,070
TRTX Issuer Ltd. 5.386% due 02/15/2039 •		1,007	1,005

			9,355

HOME EQUITY OTHER 1.0%
Argent Securities Trust 4.166% due 05/25/2036 •		1,392	334
Citigroup Mortgage Loan Trust, Inc. 4.006% due 01/25/2037 •		198	148
Countrywide Asset-Backed Certificates
4.346% due 03/25/2037 •		721	717
5.046% due 10/25/2035 •		548	547
Countrywide Asset-Backed Certificates Trust
4.126% due 07/25/2037 •		203	188
4.246% due 09/25/2037 •		54	51
4.306% due 05/25/2037 •		717	672
5.805% due 04/25/2036 ~		26	24
Fremont Home Loan Trust
4.116% due 10/25/2036 •		150	139
4.146% due 10/25/2036 •		3,969	1,592

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2025 (Unaudited)

4.326% due 10/25/2036 •		2,182	875
Home Equity Asset Trust 4.521% due 02/25/2036 •		1,841	1,819
Home Equity Mortgage Loan Asset-Backed Trust 4.066% due 04/25/2037 •		245	194
HSI Asset Securitization Corp. Trust 4.146% due 07/25/2036 •		4,663	2,003
JP Morgan Mortgage Acquisition Trust 4.266% due 10/25/2036 •		12	12
Long Beach Mortgage Loan Trust 4.446% due 01/25/2036 •		977	893
MASTR Asset-Backed Securities Trust
4.326% due 06/25/2036 •		196	67
4.416% due 01/25/2036 •		1,206	1,213
Morgan Stanley ABS Capital I, Inc. Trust
3.916% due 10/25/2036 •		1,390	613
3.956% due 10/25/2036 •		16	8
3.976% due 10/25/2036 •		715	647
4.066% due 10/25/2036 •		1,714	756
4.146% due 06/25/2036 •		1,067	534
Morgan Stanley Mortgage Loan Trust 6.226% due 10/25/2036 þ		173	46
NovaStar Mortgage Funding Trust 4.186% due 11/25/2036 •		141	43
Renaissance Home Equity Loan Trust 4.946% due 09/25/2037 •		4,982	1,989
Residential Asset Securities Corporation Trust
4.096% due 11/25/2036 •		2,835	2,486
4.326% due 08/25/2036 •		406	364
Securitized Asset-Backed Receivables LLC Trust 4.166% due 07/25/2036 •		1,852	605
Soundview Home Loan Trust
3.966% due 11/25/2036 •		113	30
4.251% due 12/25/2036 •		910	895
4.406% due 05/25/2036 •		128	126
Structured Asset Investment Loan Trust 4.566% due 10/25/2035 •		910	899

			21,529

HOME EQUITY SEQUENTIAL 0.0%
Morgan Stanley Mortgage Loan Trust 4.306% due 02/25/2037 •		143	28

WHOLE LOAN COLLATERAL 0.6%
Citigroup Mortgage Loan Trust, Inc. 4.341% due 10/25/2036 •		2,300	2,276
First Franklin Mortgage Loan Trust 4.551% due 11/25/2036 •		1,566	1,542
IndyMac INDB Mortgage Loan Trust 3.986% due 07/25/2036 •		702	221
Lehman XS Trust
4.166% due 05/25/2036 •		519	461
4.377% due 06/25/2036 þ		407	403
Securitized Asset-Backed Receivables LLC Trust
4.286% due 10/25/2036 •		9,718	3,222
4.346% due 05/25/2036 •		670	362
Specialty Underwriting & Residential Finance Trust 4.166% due 09/25/2037 •		7,902	3,884

			12,371

OTHER ABS 4.7%
522 Funding CLO Ltd. 5.186% due 10/20/2031 •		66	66
Anchorage Capital CLO 21 Ltd. 4.934% due 10/20/2034 •		800	799
ARES LXII CLO Ltd. 4.928% due 01/25/2034 •		3,400	3,400
Bain Capital Credit CLO Ltd. 4.960% due 10/21/2034 •		1,800	1,800
Barings Euro CLO DAC 3.250% due 10/21/2038 •	EUR	3,900	4,579
BlueMountain CLO XXXIV Ltd. 5.034% due 04/20/2035 •		$900	900
Canyon CLO Ltd. 4.985% due 07/15/2034 •		1,000	999
Capital Four U.S. CLO II Ltd. 5.784% due 01/20/2037 •		1,200	1,209
Carlyle Global Market Strategies Euro CLO Ltd. 2.814% due 11/15/2031 •	EUR	147	173
Cedar Funding V CLO Ltd. 5.243% due 07/17/2031 •		$407	408
CIFC Funding Ltd. 5.077% due 10/24/2030 •		47	47

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2025 (Unaudited)

CVC Cordatus Loan Fund XXI DAC 2.995% due 09/22/2034 •	EUR	2,300	2,706
Dryden 35 Euro CLO DAC 2.996% due 01/17/2033 •		509	599
Dryden 64 CLO Ltd. 5.116% due 04/18/2031 •		$169	169
Dryden 69 Euro CLO DAC 2.984% due 10/18/2034 •	EUR	6,800	7,999
Dryden Euro CLO 3.342% due 10/18/2039 •		1,500	1,764
Dunedin Park CLO DAC 3.031% due 11/20/2034 •		700	823
Hayfin Emerald CLO X DAC 3.251% due 10/18/2039 •		1,900	2,235
ICG U.S. CLO Ltd. 5.034% due 10/20/2034 •		$4,700	4,702
Invesco CLO Ltd. 5.034% due 07/20/2035 •		2,050	2,050
KKR CLO 11 Ltd. 5.346% due 01/15/2031 •		256	256
Madison Park Euro Funding XIV DAC 2.826% due 07/15/2032 •	EUR	5,545	6,522
Madison Park Funding XLIX Ltd. 4.934% due 10/19/2034 •		$1,100	1,100
Mountain View CLO IX Ltd. 5.286% due 07/15/2031 •		32	32
Navesink CLO 2 Ltd. 5.175% due 04/15/2036 •		4,300	4,300
OCP Euro CLO DAC 3.300% due 10/20/2039 •	EUR	1,400	1,647
Octagon Investment Partners 18-R Ltd. 5.115% due 04/16/2031 •		$107	107
Palmer Square European Loan Funding DAC 3.054% due 05/15/2034 •	EUR	2,650	3,111
Post CLO Ltd. 4.985% due 10/15/2034 •		$3,850	3,850
Providus CLO II DAC 3.169% due 10/15/2038 •	EUR	1,500	1,766
Providus CLO IV DAC 2.824% due 04/20/2034 •		3,300	3,880
Rockford Tower Europe CLO DAC 3.326% due 08/29/2036 •		2,700	3,176
Romark CLO - IV Ltd. 5.067% due 07/10/2034 •		$1,300	1,301
Romark Credit Funding Ltd. 5.423% due 07/29/2043		1,200	1,207
Silver Rock CLO II Ltd. 4.924% due 01/20/2035 •		1,300	1,300
Sounds Point CLO IV-R Ltd. 5.296% due 04/18/2031 •		495	496
St. Paul's CLO X DAC 2.815% due 04/22/2035 •	EUR	794	930
Symphony CLO XXIX Ltd. 5.433% due 10/15/2035 •		$800	800
Symphony CLO XXXII Ltd. 5.419% due 10/23/2035		1,500	1,500
Tikehau CLO V DAC 3.253% due 10/15/2038 •	EUR	600	706
Toro European CLO 6 DAC 2.945% due 01/12/2032 •		2,988	3,515
Toro European CLO 7 DAC 2.874% due 02/15/2034 •		4,507	5,301
Trinitas CLO VI Ltd. 4.968% due 01/25/2034 •		$1,700	1,701
Trinitas CLO XVII Ltd. 5.034% due 10/20/2034 •		1,800	1,801
Trysail CLO Ltd. 5.123% due 10/20/2033 •		600	601
Vibrant CLO XII Ltd. 5.034% due 04/20/2034 •		1,400	1,400
Voya CLO Ltd.
4.944% due 04/20/2034 •		6,300	6,299
5.084% due 07/20/2032 •		346	346
5.273% due 07/14/2031 •		94	94
Voya Euro CLO II DAC 2.969% due 07/15/2035 •	EUR	2,800	3,295

			99,767

Total Asset-Backed Securities (Cost $147,531)			143,050

SOVEREIGN ISSUES 7.1%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2026 (d)	BRL	213,100	37,619
French Republic Government Bonds OAT
0.100% due 03/01/2026 (e)	EUR	20,503	24,006

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2025 (Unaudited)

0.100% due 07/25/2031 (e)		14,018	15,592
0.100% due 07/25/2038 (e)		121	114
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (e)		3,366	3,850
1.800% due 05/15/2036 (e)		1,251	1,467
Japan Government CPI-Linked Bonds
0.100% due 03/10/2028 (e)	JPY	2,105,699	13,678
0.100% due 03/10/2029 (e)		7,895,440	51,237
Mexico Government International Bonds
5.850% due 07/02/2032		$900	926
6.625% due 01/29/2038		900	941
Peru Government Bonds 6.150% due 08/12/2032	PEN	1,000	321

Total Sovereign Issues (Cost $162,463)			149,751

		SHARES
COMMON STOCKS 0.2%
COMMUNICATION SERVICES 0.0%
Frontier Communications Parent, Inc. (b)		11,500	438
TEGNA, Inc.		12,100	235

			673

CONSUMER DISCRETIONARY 0.0%
Soho House & Co., Inc. (b)		6,800	61
Udemy, Inc. (b)		20,500	120

			181

CONSUMER STAPLES 0.1%
JDE Peet's NV		11,740	439
Kenvue, Inc.		31,600	545

			984

FINANCIALS 0.0%
Brighthouse Financial, Inc. (b)		2,700	175

HEALTH CARE 0.1%
Amicus Therapeutics, Inc. (b)		17,300	246
Avidity Biosciences, Inc. (b)		5,900	426
Exact Sciences Corp. (b)		2,900	295
STAAR Surgical Co. (b)		2,100	48

			1,015

INDUSTRIALS 0.0%
CSG Systems International, Inc.		3,100	237
Norfolk Southern Corp.		1,700	491

			728

INFORMATION TECHNOLOGY 0.0%
Confluent, Inc. Class A (b)		6,500	196
CyberArk Software Ltd. (b)		1,100	491
SEMrush Holdings, Inc. Class A (b)		7,200	86

			773

REAL ESTATE 0.0%
CBRE Group, Inc. Class A (b)		543	87
Jones Lang LaSalle, Inc. (b)		276	93

			180

Total Common Stocks (Cost $4,586)			4,709

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Bank of America Corp. 5.875% due 03/15/2028 (f)		670,000	677

Total Preferred Securities (Cost $670)			677

REAL ESTATE INVESTMENT TRUSTS 4.1%
REAL ESTATE 4.1%
Acadia Realty Trust		10,834	223

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2025 (Unaudited)

Agree Realty Corp.	8,957	645
Alexander & Baldwin, Inc.	261	5
Alexandria Real Estate Equities, Inc.	12,681	621
American Assets Trust, Inc.	172	3
American Healthcare REIT, Inc.	31,166	1,467
American Homes 4 Rent	19,062	612
Americold Realty Trust, Inc.	1,026	13
Apartment Investment & Management Co.	773	5
Apple Hospitality REIT, Inc.	801	10
AvalonBay Communities, Inc.	11,624	2,108
Brandywine Realty Trust	623	2
Brixmor Property Group, Inc.	24,729	648
Broadstone Net Lease, Inc.	24,487	425
BXP, Inc.	11,945	806
Camden Property Trust	8,323	916
CareTrust REIT, Inc.	25,021	905
Centerspace	1,336	89
Community Healthcare Trust, Inc.	129	2
COPT Defense Properties	9,065	252
Cousins Properties, Inc.	13,517	349
CubeSmart	15,151	546
Curbline Properties Corp.	352	8
DiamondRock Hospitality Co.	16,558	148
Digital Realty Trust, Inc.	26,181	4,050
Diversified Healthcare Trust	16,468	80
Douglas Emmett, Inc.	622	7
Easterly Government Properties, Inc.	3,566	76
EastGroup Properties, Inc.	4,324	770
Elme Communities	7,255	126
Empire State Realty Trust, Inc.	496	3
EPR Properties	6,134	306
Equinix, Inc.	7,945	6,087
Equity LifeStyle Properties, Inc.	15,830	959
Equity Residential	28,385	1,789
Essential Properties Realty Trust, Inc.	18,833	559
Essex Property Trust, Inc.	5,259	1,376
Extra Space Storage, Inc.	16,495	2,148
Federal Realty Investment Trust	6,337	639
First Industrial Realty Trust, Inc.	13,109	751
Four Corners Property Trust, Inc.	379	9
Getty Realty Corp.	189	5
Gladstone Commercial Corp.	167	2
Global Medical REIT, Inc.	1,072	36
Global Net Lease, Inc.	16,393	141
Healthcare Realty Trust, Inc.	28,560	484
Healthpeak Properties, Inc.	56,245	904
Highwoods Properties, Inc.	8,720	225
Host Hotels & Resorts, Inc.	66,297	1,175
Hudson Pacific Properties, Inc.	4,300	47
Independence Realty Trust, Inc.	13,981	244
Innovative Industrial Properties, Inc.	2,273	108
Invitation Homes, Inc.	46,249	1,285
JBG SMITH Properties	109	2
Kilroy Realty Corp.	8,787	328
Kimco Realty Corp.	55,447	1,124
Kite Realty Group Trust	17,822	427
LXP Industrial Trust	4,964	246
Macerich Co.	20,197	373
Medical Properties Trust, Inc.	40,251	201
Mid-America Apartment Communities, Inc.	9,227	1,282
National Health Investors, Inc.	3,857	295
National Storage Affiliates Trust	2,819	80
NET Lease Office Properties	54	1
NETSTREIT Corp.	6,757	119
NexPoint Residential Trust, Inc.	78	2
NNN REIT, Inc.	15,073	597
Omega Healthcare Investors, Inc.	29,565	1,311
Park Hotels & Resorts, Inc.	15,836	166
Pebblebrook Hotel Trust	9,429	107
Phillips Edison & Co., Inc.	10,295	366
Piedmont Realty Trust, Inc.	10,588	88
Plymouth Industrial REIT, Inc.	3,515	77
Prologis, Inc.	75,412	9,627
Public Storage	12,658	3,285
Realty Income Corp.	71,557	4,034
Regency Centers Corp.	13,233	914
Rexford Industrial Realty, Inc.	19,239	745
RLJ Lodging Trust	533	4
Ryman Hospitality Properties, Inc.	5,109	483
Service Properties Trust	772	1
Sila Realty Trust, Inc.	200	5
Simon Property Group, Inc.	26,438	4,894
SL Green Realty Corp.	2,311	106
STAG Industrial, Inc.	15,056	553
Summit Hotel Properties, Inc.	8,008	39
Sun Communities, Inc.	9,652	1,196

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2025 (Unaudited)

Sunstone Hotel Investors, Inc.	15,701	140
Tanger, Inc.	9,178	306
Terreno Realty Corp.	8,409	494
UDR, Inc.	22,083	810
UMH Properties, Inc.	292	5
Universal Health Realty Income Trust	45	2
Urban Edge Properties	10,048	193
Ventas, Inc.	42,164	3,263
Veris Residential, Inc.	6,438	96
Vornado Realty Trust	8,258	275
Welltower, Inc.	60,225	11,178
WP Carey, Inc.	17,809	1,146
Xenia Hotels & Resorts, Inc.	8,175	116

Total Real Estate Investment Trusts (Cost $69,566)		86,301

	OUNCES
COMMODITIES 14.1%
Gold Warehouse Receipts	69,128	298,165

Total Commodities (Cost $114,993)		298,165

SHORT-TERM INSTRUMENTS 22.5%
REPURCHASE AGREEMENTS (h) 22.4%		472,782

U.S. TREASURY BILLS 0.1%
3.653% due 02/24/2026 - 04/21/2026 (c)(d)(m)	$2,096	2,076

Total Short-Term Instruments (Cost $474,857)		474,858

Total Investments in Securities (Cost $3,037,730)		3,159,687

	SHARES
INVESTMENTS IN AFFILIATES 10.2%
MUTUAL FUNDS 10.2% (g)
PIMCO Commodity Strategy Active Exchange-Traded Fund	2,977,136	82,139
PIMCO Emerging Markets Currency and Short-Term Investments Fund	17,445,288	133,980

Total Mutual Funds (Cost $226,188)		216,119

SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	30,721	299

Total Short-Term Instruments (Cost $299)		299

Total Investments in Affiliates (Cost $226,487)		216,418

Total Investments 159.9% (Cost $3,264,217)		$3,376,105
Financial Derivative Instruments (j)(l) (0.4)%(Cost or Premiums, net $(3,192))		(8,035)
Other Assets and Liabilities, net (59.5)%		(1,256,918)

Net Assets 100.0%		$2,111,152

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2025 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	3.790%	01/02/2026	01/05/2026	$142,100	U.S. Treasury Notes 1.125% due 02/15/2031	$(144,943)	$142,100	$142,100
3.870	12/31/2025	01/02/2026	141,100	U.S. Treasury Notes 3.875% - 4.125% due 10/31/2029 - 07/31/2030	(143,733)	141,100	141,130
3.930	12/31/2025	01/02/2026	25,200	U.S. Treasury Notes 4.125% due 11/30/2029	(25,699)	25,200	25,206
SGY	3.870	12/30/2025	01/05/2026	150,000	U.S. Treasury Bonds 4.625% due 05/15/2044	(101,747)	150,000	150,048
U.S. Treasury Notes 4.125% due 07/31/2028	(51,037)
TDM	3.600	12/31/2025	01/02/2026	14,382	U.S. Treasury Inflation-Indexed Notes 1.875% due 07/15/2035	(14,387)	14,382	14,385

Total Repurchase Agreements	$(481,546)	$472,782	$472,869

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements(3)

BOM	3.940%	12/18/2025	01/08/2026	$(257,090)	$(257,512)
BOO	3.950	12/31/2025	01/02/2026	(12,899)	(12,902)
BOS	3.900	12/31/2025	01/02/2026	(3,940)	(3,940)
BSN	3.810	01/02/2026	01/16/2026	(153,505)	(153,505)
3.930	12/18/2025	01/02/2026	(108,717)	(108,895)
CTR	3.860	01/02/2026	01/05/2026	(287,176)	(287,176)
3.970	12/31/2025	01/02/2026	(311,537)	(311,606)
DEU	3.600	12/31/2025	01/02/2026	(16,256)	(16,260)
JPS	3.810	01/02/2026	01/07/2026	(1,226)	(1,226)
NOM	3.920	12/11/2025	01/08/2026	(27,336)	(27,402)

Total Reverse Repurchase Agreements	$(1,180,424)

(i)	Securities with an aggregate market value of $740,547 have been pledged as collateral under the terms of master agreements as of December 31, 2025.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(637,195) at a weighted average interest rate of 4.428%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Unsettled reverse repurchase agreements liability of $(441,908) is outstanding at period end.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2025 (Unaudited)

PURCHASED OPTIONS:
COMMODITY OPTIONS
Description		Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Put - ICE Crude Oil March 2026 Futures		$55.000	01/27/2026	64	$64	$48	$17
Put - NYMEX Crude Oil March 2026 Futures		50.000	02/17/2026	54	54	67	22
Call - NYMEX Natural Gas March 2026 Futures		3.750	02/24/2026	23	230	45	26
Call - NYMEX Natural Gas March 2026 Futures		4.500	02/24/2026	92	920	227	38

Total Purchased Options						$387	$103

WRITTEN OPTIONS:
COMMODITY OPTIONS
Description		Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - CME Silver December 2026 Futures		$65.000	11/24/2026	49	$245	$(2,309)	$(3,741)
Put - CME Silver December 2026 Futures		65.000	11/24/2026	49	245	(2,295)	(1,858)
Call - CME Silver December 2026 Futures		100.000	11/24/2026	24	120	(398)	(718)
Call - CME Silver December 2026 Futures		120.000	11/24/2026	20	100	(209)	(393)
Call - ICE Crude Oil March 2026 Futures		70.000	01/27/2026	64	64	(56)	(9)
Call - NYMEX Crude Oil March 2026 Futures		64.000	02/17/2026	54	54	(65)	(30)
Put - NYMEX Natural Gas March 2026 Futures		3.000	02/24/2026	23	230	(46)	(51)
Put - NYMEX Natural Gas March 2026 Futures		3.500	02/24/2026	92	920	(216)	(491)

Total Written Options						$(5,594)	$(7,291)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

Arabica Coffee July Futures	07/2026	28	$3,423	$(70)		$0	$(14)
Arabica Coffee March Futures	03/2026	58	7,585	(680)		0	(32)
Brent Crude December Futures	10/2026	190	11,442	(317)		0	(105)
Brent Crude June Futures	04/2026	25	1,506	23		0	(14)
Brent Crude March Futures	01/2026	221	13,448	(399)		0	(106)
Brent Crude September Futures	07/2026	242	14,561	(203)		0	(133)
California Carbon Allowance Vintage December Futures	12/2026	1,834	60,339	2,152		275	0
Carbon Emissions December Futures	12/2026	77	7,906	323		9	(16)
Cocoa July Futures	07/2026	56	3,434	82		3	0
Copper July Futures	07/2026	9	1,303	37		0	(22)
Copper March Futures	03/2026	49	6,960	423		0	(122)
Corn March Futures	03/2026	404	8,893	(82)		0	(5)
Cotton No. 2 March Futures	03/2026	26	836	(18)		0	(1)
Euro-BTP Future March Futures	03/2026	487	68,782	(284)		0	(206)
Euro-Bund March Futures	03/2026	600	89,952	137		0	(162)
Euro-Schatz March Futures	03/2026	249	31,249	(43)		0	(3)
Gas Oil June Futures	06/2026	77	4,632	(249)		0	(19)
Gold 100 oz. April Futures	04/2026	74	32,367	(196)		0	(333)
Gold 100 oz. June Futures	06/2026	18	7,932	366		0	(81)
Hard Red Winter Wheat March Futures	03/2026	230	5,920	(266)		0	(83)
Henry Hub Natural Gas April Futures	03/2031	3	22	(3)		0	0
Henry Hub Natural Gas August Futures	07/2031	3	25	0		0	0
Henry Hub Natural Gas December Futures	11/2031	3	30	5		0	0
Henry Hub Natural Gas February Futures	01/2031	3	31	6		0	0
Henry Hub Natural Gas January Futures	12/2030	3	33	8		0	0
Henry Hub Natural Gas July Futures	06/2031	3	24	(1)		0	0
Henry Hub Natural Gas June Futures	05/2031	3	23	(2)		0	0
Henry Hub Natural Gas March Futures	02/2031	3	26	1		0	(1)
Henry Hub Natural Gas May Futures	04/2031	3	22	(3)		0	0
Henry Hub Natural Gas November Futures	10/2031	3	27	2		0	0
Henry Hub Natural Gas October Futures	09/2031	3	25	0		0	0
Henry Hub Natural Gas September Futures	08/2031	3	25	0		0	0
Iron Ore March Futures	03/2026	1,162	12,178	586		0	(15)
Japan Government 10-Year Bond March Futures	03/2026	8	6,763	(45)		0	(15)
Lean Hogs June Futures	06/2026	106	4,362	126		0	(4)
Live Cattle April Futures	04/2026	134	12,446	223		66	0
Live Cattle June Futures	06/2026	121	10,976	682		47	0
LME Aluminum January Futures	01/2026	299	22,267	2,344		0	0
LME Aluminum July Futures	07/2026	28	2,107	57		57	0
LME Aluminum March Futures	03/2026	270	20,213	1,520		307	0
LME Aluminum May Futures	05/2026	136	10,218	620		0	0
LME Lead January Futures	01/2026	26	1,287	(9)		0	0
LME Lead March Futures	03/2026	26	1,305	(21)		0	0

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2025 (Unaudited)

LME Nickel January Futures	01/2026	107	10,622	751	0	0
LME Nickel July Futures	07/2026	75	7,578	576	595	(19)
LME Nickel March Futures	03/2026	156	15,574	1,118	409	(22)
LME Nickel May Futures	05/2026	73	7,334	552	0	0
LME Zinc January Futures	01/2026	277	21,423	1,206	0	0
LME Zinc July Futures	07/2026	86	6,724	100	103	(3)
LME Zinc March Futures	03/2026	320	24,951	1,037	377	0
LME Zinc May Futures	05/2026	85	6,640	290	0	0
Natural Gas March Futures	02/2026	11	344	(83)	0	(24)
New York Harbor June Futures	05/2026	117	9,998	(771)	0	(116)
RBOB Gasoline June Futures	05/2026	175	14,392	(233)	0	(129)
RBOB Gasoline March Futures	02/2026	54	3,950	(240)	0	(35)
Silver December Futures	12/2026	31	11,291	739	0	(1,146)
Silver July Futures	07/2026	8	2,871	267	0	(294)
Soybean July Futures	07/2026	120	6,446	(302)	0	(71)
Soybean March Futures	03/2026	140	7,333	(687)	0	(103)
Soybean Meal March Futures	03/2026	193	5,778	(538)	0	(56)
Sugar No. 11 March Futures	02/2026	77	1,294	(96)	15	0
U.S. Treasury 5-Year Note March Futures	03/2026	1,166	127,449	(332)	0	(137)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	660	77,880	(993)	0	(248)
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	477	54,862	(420)	0	(89)
WTI Crude June Futures	05/2026	42	2,394	(91)	0	(22)
WTI Crude March Futures	02/2026	88	5,035	(219)	0	(46)

$8,463	$2,263	$(4,052)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl March Futures	03/2026	125	$(17,064)	$131	$12	$0
Euro-Buxl 30-Year Bond March Futures	03/2026	332	(42,965)	683	133	0
Euro-Oat March Futures	03/2026	1,197	(169,636)	1,761	408	0
Gas Oil March Futures	03/2026	55	(3,387)	129	26	0
Gold 100 oz. February Futures	02/2026	143	(62,078)	(613)	646	0
Hard Red Winter Wheat July Futures	07/2026	13	(352)	2	4	0
Hard Red Winter Wheat May Futures	05/2026	4	(106)	(2)	1	0
LME Aluminum January Futures	01/2026	299	(22,267)	(1,620)	0	0
LME Aluminum March Futures	03/2026	209	(15,646)	(764)	0	0
LME Aluminum May Futures	05/2026	136	(10,218)	(621)	0	0
LME Lead January Futures	01/2026	26	(1,287)	28	0	0
LME Lead March Futures	03/2026	26	(1,305)	(17)	0	0
LME Nickel January Futures	01/2026	107	(10,622)	(954)	0	0
LME Nickel March Futures	03/2026	94	(9,384)	(811)	0	0
LME Nickel May Futures	05/2026	73	(7,334)	(569)	0	0
LME Zinc January Futures	01/2026	277	(21,423)	(592)	0	0
LME Zinc March Futures	03/2026	139	(10,838)	(268)	0	0
LME Zinc May Futures	05/2026	85	(6,640)	(84)	0	0
New York Harbor March Futures	02/2026	7	(618)	88	9	0
Silver March Futures	03/2026	28	(9,884)	(1,799)	1,024	0
U.S. Treasury 2-Year Note March Futures	03/2026	990	(206,701)	(353)	70	0
U.S. Treasury 10-Year Note March Futures	03/2026	636	(71,406)	134	41	(11)
U.S. Treasury Long-Term Bond March Futures	03/2026	710	(82,072)	620	155	0
Wheat March Futures	03/2026	164	(4,157)	344	31	0
Wheat May Futures	05/2026	9	(233)	4	2	0
WTI Crude June Futures	05/2026	67	(3,820)	112	0	0
WTI Crude March Futures	02/2026	5	(286)	0	0	0

$(5,031)	$2,562	$(11)

Total Futures Contracts	$3,432	$4,825	$(4,063)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin(2)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	158,600	$(721)	$1,601	$880	$179	$0
Pay(1)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/18/2031	72,600	314	68	382	91	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.380	Semi-Annual	06/18/2028	JPY	13,680	(4)	6	2	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028	6,260,000	(72)	831	759	35	0

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2025 (Unaudited)

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029		385,260	(147)	221	74	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		2,933,000	56	1,091	1,147	33	0
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028		$37,700	(498)	(948)	(1,446)	0	(39)
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028		12,450	(157)	(306)	(463)	0	(13)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.290	Annual	05/31/2030		126,761	(45)	584	539	181	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.375	Annual	05/31/2030		169,101	168	(2)	166	242	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		6,312	(6)	(57)	(63)	11	0
Pay	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		30	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2034		13,000	579	(85)	494	27	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.640	Annual	08/15/2035		2,300	5	19	24	5	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.700	Annual	08/15/2035		2,300	(2)	15	13	5	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035		3,902	10	7	17	9	0
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053		14,330	900	4,283	5,183	40	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053		41,500	580	580	1,160	141	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.075	Annual	11/15/2053		37,357	278	369	647	128	0
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053		11,000	683	3,383	4,066	31	0
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		50,900	1,074	10,692	11,766	151	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		19,200	511	1,757	2,268	62	0
Receive	6-Month EUR-EURIBOR	2.465	Annual	12/08/2027	EUR	26,800	(348)	223	(125)	3	0
Pay(1)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		136,670	(57)	(2,832)	(2,889)	0	(189)
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		3,600	223	2,165	2,388	8	0
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		3,700	2	2,448	2,450	8	0
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		7,000	436	4,194	4,630	16	0
Receive(1)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		26,000	(371)	1,921	1,550	87	0
Receive	CPTFEMU	2.965	Maturity	05/15/2027		11,300	0	211	211	0	(4)
Receive	CPTFEMU	3.000	Maturity	05/15/2027		10,000	5	159	164	0	(4)
Receive	CPTFEMU	3.130	Maturity	05/15/2027		4,100	0	33	33	0	(2)
Receive	CPTFEMU	1.636	Maturity	06/15/2027		37,600	0	64	64	0	(6)
Pay	CPTFEMU	1.380	Maturity	03/15/2031		9,810	(89)	(1,952)	(2,041)	17	0
Receive	CPTFEMU	2.049	Maturity	08/15/2034		18,500	(7)	(325)	(332)	0	(17)
Receive	CPTFEMU	2.034	Maturity	09/15/2034		13,600	(33)	(182)	(215)	0	(10)
Receive	CPTFEMU	2.487	Maturity	05/15/2037		50	1	(2)	(1)	0	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		1,600	1	89	90	5	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		2,300	(60)	197	137	7	0
Pay	CPTFEMU	2.550	Maturity	04/15/2052		900	1	49	50	3	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052		950	0	20	20	2	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052		2,900	0	341	341	6	0
Pay	CPTFEMU	2.680	Maturity	04/15/2053		4,200	4	646	650	10	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053		3,700	25	572	597	9	0
Pay	CPTFEMU	2.763	Maturity	09/15/2053		6,600	18	1,188	1,206	14	0
Pay	CPTFEMU	2.682	Maturity	10/15/2053		2,100	0	328	328	4	0
Pay	CPTFEMU	2.736	Maturity	10/15/2053		3,400	31	559	590	7	0
Pay	CPURNSA	2.700	Maturity	01/14/2026		$3,100	0	(8)	(8)	0	(2)
Pay	CPURNSA	3.042	Maturity	02/21/2026		7,600	0	24	24	1	0
Receive	CPURNSA	2.313	Maturity	02/26/2026		13,700	0	1,685	1,685	1	0
Receive	CPURNSA	2.418	Maturity	03/05/2026		15,300	0	1,789	1,789	0	(2)
Receive	CPURNSA	2.767	Maturity	05/13/2026		11,500	0	1,094	1,094	0	(1)
Receive	CPURNSA	2.813	Maturity	05/14/2026		5,500	0	509	509	0	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		10,230	0	995	995	0	0
Receive	CPURNSA	2.690	Maturity	06/01/2026		600	0	58	58	0	0
Pay	CPURNSA	2.335	Maturity	02/05/2028		4,720	405	(931)	(526)	3	0
Pay	CPURNSA	2.352	Maturity	05/09/2028		1,820	167	(361)	(194)	0	0
Pay	CPURNSA	2.360	Maturity	05/09/2028		2,740	253	(542)	(289)	0	0
Pay	CPURNSA	2.364	Maturity	05/10/2028		5,590	519	(1,107)	(588)	0	(1)
Receive	CPURNSA	2.573	Maturity	08/26/2028		1,200	0	92	92	1	0
Pay	CPURNSA	2.165	Maturity	04/16/2029		7,000	455	(1,389)	(934)	0	(12)
Pay	CPURNSA	1.954	Maturity	06/03/2029		1,300	55	(254)	(199)	0	(2)
Pay	CPURNSA	1.280	Maturity	05/19/2030		4,500	(153)	(846)	(999)	0	(7)
Receive	UKRPI	3.365	Maturity	09/15/2027	GBP	17,700	0	(241)	(241)	0	(6)
Pay	UKRPI	3.500	Maturity	08/15/2034		15,600	88	700	788	15	0

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2025 (Unaudited)

Pay	UKRPI	3.466	Maturity	09/15/2034	12,800	(2)	578	576	0	(1)

Total Swap Agreements	$5,075	$36,066	$41,141	$1,601	$(318)

(k)

Securities with an aggregate market value of $30,786 and cash of $34,550 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.

(1)	This instrument has a forward starting effective date.
(2)	Unsettled variation margin asset of $277 and liability of $(397) for closed futures is outstanding at period end.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	01/2026	$3,924	JPY	610,025	$0	$(27)
BOA	01/2026	INR	5,478	$60	0	(1)
01/2026	KRW	1,753,246	1,205	0	(11)
01/2026	THB	24,024	742	0	(21)
01/2026	TWD	83,301	2,732	79	0
01/2026	$8,815	PLN	32,270	173	0
01/2026	433	TWD	13,660	2	0
01/2026	1,700	ZAR	28,336	9	0
02/2026	ILS	6,896	$2,165	0	(1)
03/2026	CNY	1	0	0	0
04/2026	$587	MXN	10,828	8	0
BPS	01/2026	AUD	16,834	$10,942	0	(293)
01/2026	CHF	782	993	5	0
01/2026	CNH	55,210	7,835	0	(87)
01/2026	ILS	11,406	3,508	0	(74)
01/2026	INR	183,012	2,030	0	(5)
01/2026	JPY	714,500	4,624	59	0
01/2026	NZD	11,443	6,502	0	(88)
01/2026	PLN	9,705	2,660	0	(43)
01/2026	TWD	286,845	9,434	302	0
01/2026	$8,959	CNH	62,753	40	0
01/2026	2,620	IDR	43,823,873	4	0
01/2026	1,651	INR	148,979	3	0
01/2026	3,041	PHP	179,674	5	0
01/2026	8,581	PLN	31,266	127	0
01/2026	16,790	TWD	526,970	27	(37)
01/2026	3,735	ZAR	62,268	20	0
01/2026	ZAR	26,234	$1,568	0	(14)
02/2026	$2,133	INR	192,231	0	(1)
02/2026	5,314	TWD	166,783	0	(10)
03/2026	TWD	54,199	$1,745	22	0
03/2026	$6,353	CZK	132,205	85	0
04/2026	BRL	20,700	$3,624	0	(76)
BRC	01/2026	DKK	178,245	27,660	0	(400)
01/2026	ILS	2,996	934	0	(7)
01/2026	$1,628	AUD	2,436	0	(2)
01/2026	7,669	MYR	31,484	99	0
01/2026	751	PLN	2,734	11	0
01/2026	1,555	TRY	69,807	67	0
01/2026	191	ZAR	3,317	9	0
02/2026	ILS	2,954	$917	0	(11)
02/2026	$1,591	MXN	29,496	39	0
03/2026	4,982	92,247	105	0
03/2026	21,789	TRY	1,002,177	192	0
BSH	01/2026	JPY	1,883,316	$12,100	68	0
02/2026	PEN	2,313	661	0	(26)
04/2026	BRL	39,200	6,902	6	(111)
CBK	01/2026	CAD	19	14	0	0
01/2026	EUR	3,142	3,661	0	(33)
01/2026	ILS	4	1	0	0
01/2026	NZD	3,913	2,259	5	0
01/2026	PLN	49	13	0	0
01/2026	TWD	443,908	14,610	476	0
01/2026	$2,327	AUD	3,509	15	0
01/2026	5,831	CNH	40,706	10	0
01/2026	324	EUR	278	3	0
01/2026	493	ILS	1,577	2	0
01/2026	46,227	INR	4,128,303	26	(431)
01/2026	630	PLN	2,262	1	0
01/2026	2	THB	79	0	0
01/2026	4,257	TWD	133,083	3	(22)
01/2026	610	ZAR	10,367	15	0
02/2026	ILS	5,481	$1,724	3	0
02/2026	$1,813	KRW	2,615,013	0	0
02/2026	133	TWD	4,168	0	(1)
03/2026	CNY	310	$44	0	0
03/2026	TWD	58,907	1,893	20	0
DUB	01/2026	ILS	4,942	1,536	0	(15)

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2025 (Unaudited)

	01/2026	NZD	3,053		1,765	7	0
	01/2026		$2,487	ILS	7,936	4	0
	01/2026		14,460	INR	1,287,744	0	(167)
	01/2026		8,998	KRW	13,200,434	157	0
	01/2026		1,897	ZAR	32,095	39	0
	02/2026	ILS	7,934		$2,487	0	(4)
	02/2026		$4,535	HUF	1,492,941	17	0
	02/2026		180	TWD	5,627	0	(1)
FAR	01/2026	AUD	34,311		$22,285	0	(613)
	01/2026	BRL	8,144		1,467	0	(19)
	01/2026	CHF	857		1,069	0	(14)
	01/2026	CNH	27,520		3,910	0	(39)
	01/2026	GBP	314		412	0	(11)
	01/2026	NZD	9,681		5,547	0	(29)
	01/2026	SGD	13		10	0	0
	01/2026		$1,480	BRL	8,144	6	0
	01/2026		1,317	ILS	4,223	9	0
	01/2026		10,818	PLN	39,672	232	0
	01/2026		1,795	ZAR	30,226	27	0
	02/2026	ILS	4,221		$1,317	0	(9)
	02/2026		$1,467	BRL	8,205	19	0
GLM	01/2026	ILS	126		$39	0	(1)
	01/2026		$1,381	CHF	1,107	18	0
	01/2026		4,191	CNH	29,541	48	0
	01/2026		740	MYR	3,037	9	0
	01/2026		4,786	PLN	17,483	84	0
	01/2026		1,911	THB	60,841	22	0
	01/2026		177	ZAR	3,048	7	0
	02/2026		57,812	BRL	317,208	4	(365)
	02/2026		3,076	MXN	57,050	77	0
	03/2026	BRL	291		$53	1	0
	03/2026		$2,353	MXN	43,645	58	0
	04/2026	BRL	108,500		$18,942	39	(491)
	04/2026		$4,959	MXN	91,444	70	0
JPM	01/2026	BRL	8,123		$1,476	0	(6)
	01/2026	CHF	860		1,074	0	(12)
	01/2026	CNH	114,560		16,266	0	(172)
	01/2026	ILS	28,456		8,746	0	(189)
	01/2026	INR	169,744		1,907	23	0
	01/2026	KRW	25,454,002		17,739	86	0
	01/2026	NOK	594		58	0	(1)
	01/2026	NZD	5,645		3,275	24	0
	01/2026	PLN	17,794		4,855	0	(101)
	01/2026		$1,510	BRL	8,123	0	(28)
	01/2026		5,217	CNH	36,648	42	0
	01/2026		16,377	CNY	115,304	68	0
	01/2026		5,962	INR	530,913	0	(69)
	01/2026		33,614	MXN	625,181	1,021	0
	01/2026		10,287	PLN	37,875	262	0
	01/2026		65	ZAR	1,117	2	0
	02/2026		17,739	KRW	25,420,599	0	(112)
	02/2026		2,168	MXN	40,216	55	0
	03/2026		3,210		58,854	38	0
	04/2026	BRL	44,700		$7,542	0	(447)
	04/2026		$1,848	MXN	34,039	25	0
MBC	01/2026	CAD	45,503		$32,331	0	(840)
	01/2026	CHF	1,201		1,512	0	(5)
	01/2026	GBP	1,936		2,601	0	(9)
	01/2026	JPY	925,334		5,957	45	0
	01/2026	NZD	3,853		2,227	8	0
	01/2026	PLN	7,468		2,042	0	(39)
	01/2026	SGD	43,048		33,177	0	(334)
	01/2026		$408	EUR	346	0	(1)
	01/2026		658	INR	59,594	3	0
	01/2026		1,546	PLN	5,666	33	0
	01/2026		7,474	THB	242,106	217	0
	01/2026		667	TWD	21,068	4	0
	02/2026		1,414	MXN	26,178	33	0
	03/2026		1,339		24,638	21	0
	04/2026		1,481		27,337	22	0
MYI	01/2026	ILS	10		$3	0	0
	01/2026	PLN	7		2	0	0
	01/2026		$22	JPY	3,372	0	0
	02/2026	ILS	10,786		$3,350	0	(37)
NGF	01/2026		$9,551	KRW	13,992,623	154	0
	01/2026		2,492	TRY	112,474	86	0
	03/2026		794		36,114	10	0
SCX	01/2026	CNH	54,871		$7,788	0	(86)
	01/2026	INR	27,298		300	0	(3)
	01/2026	JPY	1,653,431		10,627	63	0
	01/2026	TWD	159,466		5,239	162	0
	01/2026		$4,359	IDR	72,894,275	6	0
	01/2026		2,347	INR	210,842	1	(8)
SOG	01/2026	EUR	88,115		$102,016	0	(1,581)
	01/2026	JPY	5,465,121		34,943	28	0
	01/2026		$899	EUR	777	14	0

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2025 (Unaudited)

01/2026	26,898	GBP	20,538	787	0
01/2026	2,836	RON	12,325	6	0
02/2026	1,415	MXN	26,192	32	0
03/2026	MXN	47	$2	0	0
03/2026	$3,184	CLP	3,086,246	247	0
03/2026	919	MXN	17,215	31	0
SSB	01/2026	GBP	1,989	$2,686	5	0
UAG	01/2026	CHF	3,660	4,573	0	(52)
01/2026	PLN	7,503	2,056	0	(34)
01/2026	$5,452	PLN	19,756	51	(1)
01/2026	333	ZAR	5,791	16	0
02/2026	1,604	COP	6,006,238	0	(44)
02/2026	2,914	MXN	53,981	69	0

Total Forward Foreign Currency Contracts	$6,899	$(7,822)

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	1,900	$(86)	$(40)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440%	01/25/2027	6,200	$(55)	$(25)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.440	01/25/2027	6,200	(55)	(34)
GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	01/07/2027	33,700	(306)	(113)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.350	01/07/2027	33,700	(306)	(221)
Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.500	01/14/2027	85,100	(780)	(416)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.500	01/14/2027	85,100	(780)	(413)

$(2,282)	$(1,222)

Total Written Options	$(2,368)	$(1,262)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$3,200	$(95)	$104	$9	$0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	35	(2)	2	0	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	67	(4)	4	0	0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	13,300	(440)	480	40	0
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	5,200	(151)	167	16	0

$(692)	$757	$65	$0

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Receive	CPURNSA	1.800%	Maturity	07/20/2026	$1,900	$0	$(338)	$0	$(338)
Receive	CPURNSA	1.805	Maturity	09/20/2026	900	0	(159)	0	(159)

$0	$(497)	$0	$(497)

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	MLPIREIL Index	199,444	4.290% (FEDL01 plus a specified spread)	Monthly	06/10/2026	$19,107	$0	$(20)	$0	$(20)

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2025 (Unaudited)

	Pay	MLPIREIS Index	184,712	4.140% (FEDL01 plus a specified spread)	Monthly	06/10/2026	17,498	0	20	20	0
CBK	Receive	DWRTFT Index	1,532	4.190% (SOFR plus a specified spread)	Monthly	05/06/2026	21,457	0	(77)	0	(77)
	Receive	DWRTFT Index	688	4.220% (SOFR plus a specified spread)	Monthly	07/15/2026	9,685	0	(38)	0	(38)
	Receive	DWRTFT Index	1,075	4.250% (SOFR plus a specified spread)	Monthly	08/05/2026	15,132	0	(60)	0	(60)
CIB	Receive	PIMCODB Index	87,363	0	Monthly	06/15/2026	18,782	0	124	124	0
MAC	Receive	PIMCODB Index	84,311	0	Monthly	08/17/2026	17,354	0	123	123	0
MYI	Receive	DWRTFT Index	1,924	4.230% (FEDL01 plus a specified spread)	Monthly	02/18/2026	27,084	0	(106)	0	(106)
	Receive	DWRTFT Index	1,761	4.240% (SOFR plus a specified spread)	Monthly	06/03/2026	24,789	0	(98)	0	(98)
	Receive	DWRTFT Index	1,273	4.19% (SOFR plus a specified spread)	Monthly	07/08/2026	17,920	0	(70)	0	(70)
	Receive	DWRTFT Index	628	4.390% (SOFR plus a specified spread)	Monthly	11/04/2026	8,840	0	(36)	0	(36)

								$0	$(238)	$267	$(505)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Pay	Coursera, Inc.	0	3.900% (SOFR less a specified spread)	Monthly	12/18/2026	$129	$0	$9	$9	$0
RBC	Pay	Palo Alto Networks,Inc.	0	4.025% (SOFR less a specified spread)	Monthly	03/25/2026	446	0	2	2	0
	Pay	Union Pacific Corp.	0	4.050% (SOFR less a specified spread)	Monthly	03/25/2026	393	0	(3)	0	(3)
	Pay	Kimberly - Clark Corp.	0	3.850% (SOFR less a specified spread)	Monthly	11/06/2026	470	0	(3)	0	(3)

								$0	$5	$11	$(6)

VOLATILITY SWAPS
										Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity		Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Pay	GOLDLNPM Index(6)		4.951%	Maturity	11/15/2027	$22,472	$0	$84	$84	$0
MYC	Pay	GOLDLNPM Index(6)		4.431	Maturity	10/18/2027	5,650	0	(5)	0	(5)

								$0	$79	$84	$(5)

Total Swap Agreements								$(692)	$106	$427	$(1,013)

(m)

Securities with an aggregate market value of $5,026 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)							Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(6)							Variance Swap
FAIR VALUE MEASUREMENTS

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	December 31, 2025 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$28,254	$0	$28,254
Industrials	0	20,397	0	20,397
Utilities	0	441	0	441
U.S. Government Agencies	0	629,611	0	629,611
U.S. Treasury Obligations	0	1,271,713	0	1,271,713
Non-Agency Mortgage-Backed Securities	0	30,672	21,088	51,760
Asset-Backed Securities
CMBS Other	0	9,355	0	9,355
Home Equity Other	0	21,529	0	21,529
Home Equity Sequential	0	28	0	28
Whole Loan Collateral	0	12,371	0	12,371
Other ABS	0	99,767	0	99,767
Sovereign Issues	0	149,751	0	149,751
Common Stocks
Communication Services	673	0	0	673
Consumer Discretionary	181	0	0	181
Consumer Staples	545	439	0	984
Financials	175	0	0	175
Health Care	1,015	0	0	1,015
Industrials	728	0	0	728
Information Technology	773	0	0	773
Real Estate	180	0	0	180
Preferred Securities
Banking & Finance	0	677	0	677
Real Estate Investment Trusts
Real Estate	86,301	0	0	86,301
Commodities	0	298,165	0	298,165
Short-Term Instruments
Repurchase Agreements	0	472,782	0	472,782
U.S. Treasury Bills	0	2,076	0	2,076

	$90,571	$3,048,028	$21,088	$3,159,687
Investments in Affiliates, at Value
Mutual Funds	216,119	0	0	216,119
Short-Term Instruments
Central Funds Used for Cash Management Purposes	299	0	0	299

	$216,418	$0	$0	$216,418

Total Investments	$306,989	$3,048,028	$21,088	$3,376,105

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	4,662	1,867	0	6,529
Over the counter	0	7,326	0	7,326

	$4,662	$9,193	$0	$13,855
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(10,869)	(803)	0	(11,672)
Over the counter	0	(10,097)	0	(10,097)

	$(10,869)	$(10,900)	$0	$(21,769)

Total Financial Derivative Instruments	$(6,207)	$(1,707)	$0	$(7,914)

Totals	$300,782	$3,046,321	$21,088	$3,368,191

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged)	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 134.6% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Republic Government International Bonds
0.750% due 07/09/2030 þ		$3,864	$3,302
1.000% due 07/09/2029		101	90
3.500% due 07/09/2041 þ		920	638

Total Argentina (Cost $3,353)			4,030

AUSTRALIA 4.0%
CORPORATE BONDS & NOTES 0.2%
Bank of Queensland Ltd. 3.300% due 07/30/2029	EUR	30,377	36,287

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.0%
Project Cashmere
4.543% due 12/30/2057 «(b)	AUD	224,800	150,020
5.713% due 12/30/2057 «(b)		12,700	8,475
5.863% due 12/30/2057 «(b)		8,900	5,940
6.163% due 12/30/2057 «(b)		4,700	3,137
6.563% due 12/30/2057 «(b)		3,400	2,269

			169,841

SOVEREIGN ISSUES 2.8%
Australia Government Bonds
1.750% due 06/21/2051		8,800	3,004
2.500% due 05/21/2030		15,800	9,818
Australian Capital Territory 4.750% due 10/23/2030		67,900	45,426
New South Wales Treasury Corp.
1.750% due 03/20/2034		199,070	102,997
2.000% due 03/08/2033		49,600	27,222
4.750% due 09/20/2035		23,400	15,001
Queensland Treasury Corp.
1.500% due 08/20/2032		167,400	90,228
1.750% due 07/20/2034		59,100	30,058
2.000% due 08/22/2033		11,000	5,917
5.000% due 03/10/2036		47,800	30,929
5.250% due 07/21/2036		29,600	19,455
Treasury Corp. of Victoria
2.000% due 09/17/2035		34,900	17,347
2.250% due 09/15/2033		102,100	55,759
4.250% due 12/20/2032		34,900	22,321

			475,482

Total Australia (Cost $668,511)			681,610

BELGIUM 0.1%
CORPORATE BONDS & NOTES 0.1%
KBC Group NV 5.796% due 01/19/2029 •		$8,000	8,264

Total Belgium (Cost $8,000)			8,264

BERMUDA 0.1%
ASSET-BACKED SECURITIES 0.1%
Symphony CLO XXXII Ltd. 5.419% due 10/23/2035		$13,100	13,100
Trinitas CLO XIX Ltd. 4.994% due 10/20/2033 •		9,314	9,325
Trinitas CLO XX Ltd. 4.924% due 07/20/2035 •		1,700	1,696

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

Total Bermuda (Cost $24,114)			24,121

BRAZIL 1.9%
SOVEREIGN ISSUES 1.9%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2026 (e)	BRL	1,784,000	314,930

Total Brazil (Cost $319,955)			314,930

BULGARIA 0.3%
SOVEREIGN ISSUES 0.3%
Bulgaria Government International Bonds
3.375% due 07/18/2035	EUR	22,400	25,882
4.125% due 07/18/2045		20,000	22,596

Total Bulgaria (Cost $48,542)			48,478

CANADA 4.4%
CORPORATE BONDS & NOTES 0.4%
Bank of Nova Scotia 4.299% due 03/20/2028		$13,700	13,881
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	9,000	10,512
Royal Bank of Canada
4.878% (SOFRINDX + 1.030%) due 02/04/2031 ~		$40,900	41,085
4.969% due 08/02/2030 •		8,300	8,509

			73,987

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Real Estate Asset Liquidity Trust
2.381% due 02/12/2055 ~	CAD	1,449	1,052
2.867% due 02/12/2055 ~		16,700	11,726
3.650% due 08/12/2053		2,561	1,874

			14,652

SOVEREIGN ISSUES 3.9%
Canada Government Bonds
1.750% due 12/01/2053		20,660	9,667
2.750% due 03/01/2030		3,400	2,462
3.000% due 06/01/2034		188,700	134,379
3.250% due 12/01/2033		132,000	96,044
Canada Government Real Return Bonds 1.500% due 12/01/2044 (f)		12,869	8,914
Export Development Canada
4.500% due 01/28/2030	GBP	6,200	8,510
7.130% due 03/11/2029	INR	2,119,600	23,810
Province of British Columbia 4.150% due 06/18/2034	CAD	102,700	77,281
Province of Ontario 3.650% due 06/02/2033		29,600	21,755
Province of Quebec
3.600% due 09/01/2033		337,100	245,501
4.450% due 09/01/2034		45,700	34,978

			663,301

Total Canada (Cost $736,155)			751,940

CAYMAN ISLANDS 2.2%
ASSET-BACKED SECURITIES 1.7%
ACREC Ltd. 4.999% due 10/16/2036 •		$2,658	2,655
Arbor Realty Commercial Real Estate Notes Ltd.
5.215% due 11/15/2036 •		13,391	13,479
5.434% due 01/15/2037 •		12,603	12,679
ARES LXII CLO Ltd. 4.928% due 01/25/2034 •		9,200	9,200
ARES XLIV CLO Ltd. 5.035% due 04/15/2034 •		14,200	14,205
Atlas Senior Loan Fund XVIII Ltd. 4.994% due 01/18/2035 •		1,900	1,900
Bain Capital Credit CLO Ltd. 4.925% due 07/24/2034 •		4,900	4,892
Benefit Street Partners CLO XXII Ltd. 5.034% due 04/20/2035 •		9,900	9,902

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

Canyon Capital CLO Ltd. 4.915% due 10/15/2034 •		4,000	3,998
Canyon CLO Ltd. 4.985% due 07/15/2034 •		3,000	2,998
Carlyle Global Market Strategies CLO Ltd. 4.974% due 07/20/2034 •		11,300	11,306
Dryden 54 Senior Loan Fund 5.034% due 10/19/2029 •		2,518	2,520
Elevation CLO Ltd. 4.988% due 07/25/2034 •		9,300	9,292
Fortress Credit BSL VII Ltd. 4.950% due 07/23/2032 •		1,658	1,660
Fortress Credit BSL X Ltd. 5.014% due 04/20/2033 •		6,500	6,507
GoldenTree Loan Management U.S. CLO 8 Ltd. 5.034% due 10/20/2034 •		3,000	3,001
GPMT Ltd. 5.349% due 07/16/2035 •		999	999
ICG U.S. CLO Ltd. 5.034% due 10/20/2034 •		9,900	9,905
Jamestown CLO XVI Ltd. 4.978% due 07/25/2034 •		9,900	9,902
KKR CLO 33 Ltd. 4.993% due 07/20/2034 •		4,500	4,501
LCM 36 Ltd. 4.975% due 01/15/2034 •		2,000	1,998
LoanCore Issuer Ltd.
5.165% due 11/15/2038 •		3,031	3,048
5.493% due 01/17/2037 •		3,353	3,358
Marble Point CLO XXII Ltd. 5.078% due 07/25/2034 •		12,300	12,313
Mountain View CLO XIV Ltd. 6.813% due 10/15/2034 •		9,800	9,803
Neuberger Berman Loan Advisers CLO 43 Ltd. 4.932% due 07/17/2036 •		900	900
Neuberger Berman Loan Advisers CLO 45 Ltd. 4.972% due 10/14/2036 •		9,800	9,796
Octagon Investment Partners 39 Ltd. 5.034% due 10/20/2030 •		1,312	1,314
OZLM XXIV Ltd. 5.306% due 07/20/2032 •		5,066	5,069
PPM CLO 5 Ltd. 4.998% due 10/18/2034 •		12,200	12,200
Riserva CLO Ltd. 4.934% due 01/18/2034 •		8,300	8,300
Romark CLO - IV Ltd. 5.067% due 07/10/2034 •		4,300	4,302
Romark CLO V Ltd. 5.095% due 01/15/2035 •		12,200	12,209
Romark Credit Funding Ltd. 5.423% due 07/29/2043		11,500	11,572
Sound Point CLO IX Ltd. 5.356% due 07/20/2032 •		9,205	9,217
Sound Point CLO XIX Ltd. 5.166% due 04/15/2031 •		278	278
Sound Point CLO XXIII 5.336% due 07/15/2034 •		7,400	7,423
Starwood Ltd. 5.334% due 11/15/2038 •		7,940	7,957
Symphony CLO XXIX Ltd. 5.433% due 10/15/2035 •		4,800	4,800
Symphony CLO XXV Ltd. 4.874% due 04/19/2034 •		14,900	14,899
Trinitas CLO VII Ltd. 4.918% due 01/25/2035 •		3,600	3,600
Venture 44 CLO Ltd. 5.024% due 10/20/2034 •		1,500	1,500
Vibrant CLO XI Ltd. 5.266% due 07/20/2032 •		2,305	2,306

			283,663

CORPORATE BONDS & NOTES 0.4%
Foxconn Far East Ltd. 1.875% due 08/25/2028		5,200	4,826
Gaci First Investment Co.
5.250% due 01/29/2034		9,300	9,560
5.625% due 07/29/2034		25,800	27,208
Kona Spc Ltd. 5.718% due 09/15/2026 «•	EUR	6,700	7,903

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

Sands China Ltd. 5.400% due 08/08/2028		$9,200	9,381

			58,878

SOVEREIGN ISSUES 0.1%
KSA Sukuk Ltd. 5.268% due 10/25/2028		9,700	9,999

Total Cayman Islands (Cost $350,404)			352,540

CHILE 0.1%
SOVEREIGN ISSUES 0.1%
Chile Government International Bonds 4.850% due 01/22/2029		$14,300	14,631

Total Chile (Cost $14,291)			14,631

CHINA 8.4%
SOVEREIGN ISSUES 8.4%
China Development Bank
2.630% due 01/08/2034	CNY	2,910,340	436,146
2.820% due 05/22/2033		2,977,280	451,418
China Government Bonds
1.650% due 05/15/2035		1,745,400	245,435
1.920% due 01/15/2055		333,600	44,086
2.190% due 09/25/2054		846,400	116,794
3.190% due 04/15/2053		8,080	1,348
3.530% due 10/18/2051		707,500	124,395

Total China (Cost $1,403,340)			1,419,622

COSTA RICA 0.2%
SOVEREIGN ISSUES 0.2%
Costa Rica Government International Bonds 5.500% due 11/21/2030	EUR	24,750	29,825

Total Costa Rica (Cost $28,813)			29,825

DENMARK 2.5%
CORPORATE BONDS & NOTES 2.5%
DLR Kredit AS 1.000% due 01/01/2027	DKK	59,280	9,238
Jyske Realkredit AS
1.000% due 01/01/2026		585,100	92,060
1.000% due 04/01/2026		106,400	16,711
1.000% due 01/01/2027		274,518	42,788
1.500% due 10/01/2053		26,459	3,373
Nordea Kredit Realkreditaktieselskab
1.000% due 04/01/2026		509,200	79,933
1.500% due 10/01/2053		42,774	5,486
Nykredit Realkredit AS
1.000% due 04/01/2026		111,900	17,579
1.000% due 10/01/2053		2	0
1.500% due 10/01/2053		31,803	4,029
Realkredit Danmark AS
1.000% due 04/01/2026		553,400	86,903
1.000% due 01/01/2027		422,095	65,794
1.500% due 10/01/2053		34,373	4,352

Total Denmark (Cost $396,500)			428,246

FRANCE 4.6%
CORPORATE BONDS & NOTES 0.7%
Banque Federative du Credit Mutuel SA
5.088% due 01/23/2027		$13,900	14,051
5.896% due 07/13/2026		24,800	25,051
BNP Paribas SA
5.497% due 05/20/2030 •		12,500	12,943
5.738% due 02/20/2035 •(i)		13,300	13,969
5.786% due 01/13/2033 •		11,800	12,398
BPCE SA
5.876% due 01/14/2031 •		3,900	4,078
6.293% due 01/14/2036 •		8,000	8,543

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

Credit Agricole SA 5.862% due 01/09/2036 •		27,562	29,089

			120,122

SOVEREIGN ISSUES 3.9%
French Republic Government Bonds OAT
0.750% due 02/25/2028	EUR	95,650	108,773
2.750% due 10/25/2027		96,750	114,707
2.750% due 02/25/2030		361,800	426,331

			649,811

Total France (Cost $697,563)			769,933

GERMANY 0.2%
CORPORATE BONDS & NOTES 0.2%
Deutsche Bank AG 2.552% due 01/07/2028 •		$8,200	8,066
Kreditanstalt fuer Wiederaufbau 4.250% due 02/15/2030	GBP	12,800	17,427

Total Germany (Cost $24,667)			25,493

HUNGARY 0.0%
SOVEREIGN ISSUES 0.0%
Hungary Government International Bonds 5.500% due 03/26/2036		$5,800	5,801

Total Hungary (Cost $5,692)			5,801

IRELAND 3.5%
ASSET-BACKED SECURITIES 3.2%
Arbour CLO DAC 3.394% due 05/15/2038 •	EUR	3,900	4,593
Arcano Euro CLO II DAC 0.000% due 07/25/2039 •		13,900	16,349
ARES European CLO XIV DAC 3.040% due 10/21/2034 •		1,401	1,649
ARES European CLO XV DAC 2.959% due 01/15/2036 •		8,335	9,805
Aurium CLO III DAC 2.691% due 04/16/2030 •		1,521	1,789
Bain Capital Euro CLO DAC 3.265% due 01/22/2038 •		22,400	26,347
Barings Euro CLO DAC
0.000% due 08/15/2039 •(b)		12,600	14,808
3.250% due 10/21/2038 •		18,700	21,954
BlackRock European CLO III DAC 2.884% due 07/19/2035 •		7,600	8,916
BlackRock European CLO VII DAC 2.629% due 10/15/2031 •		2,329	2,740
BNPP AM Euro CLO DAC 2.676% due 10/15/2031 •		1,815	2,134
Cairn CLO VII DAC 2.736% due 01/31/2030 •		2,297	2,701
Cairn CLO XI DAC 3.187% due 01/15/2040 •		8,300	9,764
Capital Four CLO X DAC 3.279% due 10/25/2038 •		9,100	10,703
Carlyle Euro CLO DAC
2.709% due 01/15/2031 •		6,740	7,925
3.221% due 08/15/2038 •		25,000	29,405
CVC Cordatus Loan Fund XII DAC 0.000% due 01/23/2039 •(b)		11,080	13,021
CVC Cordatus Loan Fund XXX DAC 3.297% due 05/15/2037 •		4,600	5,411
CVC Cordatus Opportunity Loan Fund-R DAC 2.904% due 08/15/2033 •		11,848	13,909
Dryden 73 Euro CLO DAC 2.966% due 01/15/2034 •		8,430	9,918
Dryden Euro CLO 3.342% due 10/18/2039 •		8,300	9,762
Grosvenor Place CLO DAC 3.383% due 08/15/2039 •		12,900	15,160
Harvest CLO XVI DAC 3.336% due 10/15/2038 •		14,900	17,510
Hayfin Emerald CLO V DAC 3.274% due 11/17/2037 •		16,900	19,836
Hayfin Emerald CLO XIV DAC 3.225% due 01/22/2039 •		5,500	6,468

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

Indigo Credit Management I DAC 0.000% due 10/15/2037 •		2,300	2,703
Indigo Credit Management II DAC 3.209% due 07/15/2038 •		28,000	32,930
Invesco Euro CLO III DAC 3.184% due 10/30/2038 •		15,700	18,457
Invesco Euro CLO V DAC 3.029% due 01/15/2034 •		10,100	11,882
Jubilee CLO DAC 2.659% due 04/15/2031 •		5,974	7,024
Man GLG Euro CLO V DAC 2.790% due 12/15/2031 •		1,958	2,302
MV Credit Euro CLO III DAC 3.364% due 02/15/2038 •		6,300	7,404
OCP Euro CLO DAC
3.244% due 07/20/2036 •		12,600	14,820
3.300% due 10/20/2039 •		9,100	10,703
Palmer Square European Loan Funding DAC
2.859% due 10/15/2034 •		19,051	22,406
2.989% due 01/15/2033 •		1,923	2,261
3.034% due 05/15/2033 •		1,931	2,268
3.047% due 07/15/2035 •		1,100	1,293
3.214% due 02/15/2035 •		23,661	27,824
Penta CLO 9 DAC 2.915% due 07/25/2036 •		8,400	9,871
Providus CLO V DAC 3.314% due 11/15/2039 •		12,200	14,350
Rockford Tower Europe CLO DAC 3.326% due 08/29/2036 •		10,000	11,762
Sculptor European CLO IV DAC 3.265% due 04/27/2038 •		18,200	21,425
St. Paul's CLO II DAC 3.045% due 10/25/2035 •		8,000	9,410
Tikehau CLO V DAC 3.253% due 10/15/2038 •		11,600	13,643
Trinitas Euro CLO I DAC 3.232% due 07/15/2039 •		6,000	7,057

			534,372

CORPORATE BONDS & NOTES 0.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.450% due 10/29/2026		$3,600	3,552

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Panama Government International Bonds 3.837% - 9.716% (EUR006M + 1.750%) due 03/05/2027 «~	EUR	34,600	40,746

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Kinbane 2 DAC 3.022% due 08/24/2075 ~		12,888	15,171

Total Ireland (Cost $569,466)			593,841

ISRAEL 0.9%
SOVEREIGN ISSUES 0.9%
Israel Government International Bonds
4.500% due 01/17/2033		$11,200	11,011
5.375% due 03/12/2029		19,550	20,148
5.375% due 02/19/2030		79,200	82,017
5.500% due 03/12/2034		8,200	8,505
5.625% due 02/19/2035		15,000	15,683
5.750% due 03/12/2054		22,900	22,076

Total Israel (Cost $154,117)			159,440

ITALY 2.3%
CORPORATE BONDS & NOTES 0.3%
Banca Monte dei Paschi di Siena SpA 0.875% due 10/08/2027	EUR	14,835	17,270
Intesa Sanpaolo SpA
7.200% due 11/28/2033		$15,100	17,253
8.248% due 11/21/2033 •		13,200	15,593

			50,116

SOVEREIGN ISSUES 2.0%
Cassa Depositi e Prestiti SpA 5.750% due 05/05/2026		18,800	18,903
Italy Buoni Poliennali Del Tesoro 2.100% due 08/26/2027	EUR	270,300	317,244

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

Republic of Italy Government International Bonds 6.000% due 08/04/2028	GBP	5,900	8,253

			344,400

Total Italy (Cost $392,602)			394,516

JAPAN 4.8%
CORPORATE BONDS & NOTES 0.6%
Mitsubishi UFJ Financial Group, Inc.
4.527% due 09/12/2031 •		$7,600	7,644
4.911% (SOFRRATE + 1.130%) due 09/12/2031 ~		31,000	31,155
Nomura Holdings, Inc. 2.329% due 01/22/2027		10,300	10,122
Olympus Corp. 2.143% due 12/08/2026		8,700	8,537
Sumitomo Mitsui Financial Group, Inc.
4.660% due 07/08/2031 •		12,600	12,728
5.204% (SOFRRATE + 1.190%) due 07/08/2031 ~		8,100	8,161
Sumitomo Mitsui Trust Bank Ltd.
5.200% due 03/07/2027		4,300	4,363
5.200% due 03/07/2029		16,400	16,919

			99,629

SOVEREIGN ISSUES 4.2%
Japan Government CPI-Linked Bonds
0.100% due 03/10/2028 (f)	JPY	15,691,660	101,930
0.100% due 03/10/2029 (f)		5,007,965	32,499
Japan Government Five Year Bonds 0.400% due 06/20/2029		6,120,000	37,802
Japan Government Forty Year Bonds 2.200% due 03/20/2064		10,823,000	50,300
Japan Government Thirty Year Bonds
0.500% due 09/20/2046		5,480,000	21,618
0.500% due 03/20/2049		10,483,000	37,803
0.700% due 12/20/2048		9,439,000	36,309
0.700% due 12/20/2050		4,080,000	14,575
0.700% due 03/20/2051		4,080,000	14,418
0.700% due 06/20/2051		9,715,000	33,998
0.700% due 12/20/2051		590,000	2,036
1.000% due 03/20/2052		2,860,000	10,755
1.300% due 06/20/2052		1,760,000	7,171
1.400% due 09/20/2045		1,330,000	6,549
1.400% due 03/20/2053		1,390,000	5,763
1.800% due 03/20/2054		775,500	3,538
2.200% due 06/20/2054		3,886,350	19,517
2.300% due 12/20/2054		2,950,300	15,127
2.400% due 03/20/2055		21,000	110
3.200% due 09/20/2055		4,850,000	30,025
Japan Government Twenty Year Bonds
0.400% due 06/20/2040		14,093,700	66,690
1.100% due 09/20/2042		9,710,000	48,477
1.800% due 09/20/2044		10,720,000	57,800
2.400% due 03/20/2045		9,271,000	54,793

			709,603

Total Japan (Cost $1,141,566)			809,232

JERSEY, CHANNEL ISLANDS 0.5%
ASSET-BACKED SECURITIES 0.4%
Bain Capital Credit CLO Ltd.
4.850% due 04/23/2035 •		$14,400	14,395
5.007% due 04/22/2035 •		12,800	12,802
5.042% due 07/17/2035 •		5,000	5,002
Capital Four U.S. CLO II Ltd. 5.784% due 01/20/2037 •		5,100	5,138
Elmwood CLO 15 Ltd. 5.007% due 04/22/2035 •		2,500	2,500
Golub Capital Partners CLO 50B-R Ltd. 4.994% due 04/20/2035 •		2,300	2,300
Invesco CLO Ltd. 5.034% due 07/20/2035 •		11,500	11,501
Verdelite Static CLO Ltd. 5.014% due 07/20/2032 •		6,883	6,884

			60,522

CORPORATE BONDS & NOTES 0.1%
Royal Bank of Scotland International Ltd. 4.660% due 12/16/2028 «(h)		19,000	18,984

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

Total Jersey, Channel Islands (Cost $79,482)			79,506

KAZAKHSTAN 0.0%
SOVEREIGN ISSUES 0.0%
Development Bank of Kazakhstan JSC 18.400% due 10/16/2028	KZT	3,838,000	7,863

Total Kazakhstan (Cost $7,086)			7,863

KUWAIT 0.5%
SOVEREIGN ISSUES 0.5%
Kuwait International Government Bonds
4.016% due 10/09/2028		$41,200	41,307
4.136% due 10/09/2030		20,500	20,541
4.652% due 10/09/2035		29,000	29,033

Total Kuwait (Cost $90,700)			90,881

LUXEMBOURG 0.6%
CORPORATE BONDS & NOTES 0.0%
Logicor Financing SARL 1.625% due 07/15/2027	EUR	1,300	1,506

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Project Fenno
TBD% - 10.860% (EUR003M + 2.350%) due 07/10/2028 «~µ(h)		2,976	3,514
TBD% - 10.860% (EUR003M + 2.350%) due 07/10/2028 «~(h)		8,427	9,953

			13,467

SOVEREIGN ISSUES 0.5%
Eagle Funding Luxco SARL 5.500% due 08/17/2030 (i)		$89,200	90,970

Total Luxembourg (Cost $103,756)			105,943

MALAYSIA 1.6%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd.
3.404% due 04/28/2061		$4,500	3,063
4.550% due 04/21/2050		3,300	2,910
4.800% due 04/21/2060		4,200	3,796

			9,769

SOVEREIGN ISSUES 1.5%
Malaysia Government Bonds
2.632% due 04/15/2031	MYR	79,740	19,038
3.519% due 04/20/2028		765,672	190,988
3.582% due 07/15/2032		23,340	5,837
Malaysia Government Investment Issue 4.193% due 10/07/2032		125,660	32,383

			248,246

Total Malaysia (Cost $227,216)			258,015

MEXICO 0.0%
SOVEREIGN ISSUES 0.0%
Mexico Government International Bonds 5.000% due 04/27/2051		$6,100	4,920

Total Mexico (Cost $5,686)			4,920

NETHERLANDS 0.2%
ASSET-BACKED SECURITIES 0.1%
Contego CLO III BV 3.297% due 04/15/2038 •	EUR	17,200	20,231

CORPORATE BONDS & NOTES 0.1%
ABN AMRO Bank NV 5.515% due 12/03/2035 •		$15,200	15,703

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

Total Netherlands (Cost $35,106)			35,934

NEW ZEALAND 0.0%
SOVEREIGN ISSUES 0.0%
New Zealand Government Bonds 1.500% due 05/15/2031	NZD	300	153

Total New Zealand (Cost $207)			153

NIGERIA 0.1%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Bank of Industry Ltd. 3.754% - 9.719% (EUR003M + 1.700%) due 08/23/2027 ~	EUR	12,100	14,181

Total Nigeria (Cost $12,647)			14,181

NORWAY 0.1%
SOVEREIGN ISSUES 0.1%
Kommunalbanken AS 1.900% due 01/19/2027	AUD	20,700	13,479

Total Norway (Cost $15,079)			13,479

PERU 1.3%
SOVEREIGN ISSUES 1.3%
Peru Government International Bonds
2.780% due 12/01/2060		$4,700	2,563
3.230% due 07/28/2121		3,300	1,810
5.400% due 08/12/2034	PEN	105,600	31,353
6.150% due 08/12/2032		299,500	96,158
6.900% due 08/12/2037		238,700	74,337
6.950% due 08/12/2031		15,441	5,107

Total Peru (Cost $190,957)			211,328

POLAND 0.3%
SOVEREIGN ISSUES 0.3%
Republic of Poland Government International Bonds
4.625% due 03/18/2029		$14,800	15,124
4.875% due 02/12/2030		10,000	10,312
4.875% due 10/04/2033		7,800	7,946
5.125% due 09/18/2034		6,100	6,262
5.375% due 02/12/2035		6,000	6,234

Total Poland (Cost $44,478)			45,878

QATAR 0.1%
CORPORATE BONDS & NOTES 0.1%
QatarEnergy
2.250% due 07/12/2031		$10,200	9,194
3.125% due 07/12/2041		1,600	1,234
3.300% due 07/12/2051		4,600	3,225

Total Qatar (Cost $16,332)			13,653

REPUBLIC OF KOREA 0.2%
SOVEREIGN ISSUES 0.2%
Korea Housing Finance Corp. 2.765% due 09/02/2030	EUR	28,100	32,876

Total Republic of Korea (Cost $32,708)			32,876

ROMANIA 1.2%
SOVEREIGN ISSUES 1.2%
Romania Government International Bonds
1.375% due 12/02/2029	EUR	9,090	9,823
1.750% due 07/13/2030		12,500	13,287
2.000% due 01/28/2032		1,400	1,408
2.000% due 04/14/2033		1,700	1,626
2.124% due 07/16/2031		800	825
2.125% due 03/07/2028		14,800	17,109
2.625% due 12/02/2040		7,700	5,970

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

2.750% due 04/14/2041		3,095	2,415
2.875% due 04/13/2042		17,900	13,899
3.750% due 02/07/2034		900	954
5.000% due 09/27/2026		5,355	6,413
5.125% due 09/24/2031		38,780	46,665
5.250% due 03/10/2030		13,000	15,988
5.500% due 09/18/2028		9,000	11,194
5.625% due 05/30/2037		13,500	15,461
6.250% due 09/10/2034		4,900	6,051
6.375% due 09/18/2033		10,900	13,736
6.500% due 10/07/2045		900	1,053
6.625% due 09/27/2029		13,100	16,842

Total Romania (Cost $199,985)			200,719

SAUDI ARABIA 1.5%
CORPORATE BONDS & NOTES 0.1%
Saudi Arabian Oil Co.
2.250% due 11/24/2030		$1,200	1,086
4.750% due 06/02/2030		1,300	1,318
5.375% due 06/02/2035		1,300	1,342
6.375% due 06/02/2055		8,300	8,687

			12,433

SOVEREIGN ISSUES 1.4%
Saudi Government International Bonds
3.250% due 10/22/2030		4,300	4,113
3.375% due 03/05/2032	EUR	18,700	22,098
3.750% due 03/05/2037		5,700	6,592
4.750% due 01/18/2028		$32,100	32,554
4.750% due 01/16/2030		51,500	52,620
4.875% due 07/18/2033		7,200	7,322
5.000% due 01/16/2034		35,500	36,372
5.000% due 01/18/2053		1,000	892
5.125% due 01/13/2028		44,400	45,384
5.375% due 01/13/2031		27,600	28,961

			236,908

Total Saudi Arabia (Cost $239,881)			249,341

SERBIA 0.1%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Telecom Serbia 3.522% - 9.719% (EUR006M + 1.350%) due 06/11/2029 «~	EUR	19,400	22,803

Total Serbia (Cost $20,910)			22,803

SINGAPORE 0.1%
ASSET-BACKED SECURITIES 0.1%
Bayfront Iabs VII Pte. Ltd. 0.000% due 04/11/2048 «•		$13,400	13,400

Total Singapore (Cost $13,400)			13,400

SLOVAKIA 0.1%
CORPORATE BONDS & NOTES 0.1%
365 bank AS 7.125% due 07/04/2028 •	EUR	10,900	13,579

Total Slovakia (Cost $12,913)			13,579

SOUTH AFRICA 1.8%
SOVEREIGN ISSUES 1.8%
Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	196,600	10,151
7.000% due 02/28/2031		461,300	27,253
8.000% due 01/31/2030		1,044,300	64,493
8.875% due 02/28/2035		2,665,800	167,997
9.000% due 01/31/2040		541,200	32,808

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

Total South Africa (Cost $266,652)			302,702

SOUTH KOREA 1.5%
SOVEREIGN ISSUES 1.5%
Korea Treasury Bonds
1.375% due 06/10/2030	KRW	38,824,610	24,855
2.375% due 12/10/2028		113,568,490	77,404
2.625% due 06/10/2028		226,380,130	155,832

Total South Korea (Cost $294,081)			258,091

SPAIN 4.5%
SOVEREIGN ISSUES 4.5%
Autonomous Community of Catalonia 4.220% due 04/26/2035	EUR	3,500	4,230
Spain Government Bonds
0.000% due 01/31/2028		125,050	140,548
2.400% due 05/31/2028		85,750	101,096
2.500% due 05/31/2027		48,200	56,913
3.150% due 04/30/2035		91,140	106,364
3.200% due 10/31/2035		31,100	36,298
3.450% due 10/31/2034		254,730	305,427
Spain Government International Bonds 5.250% due 04/06/2029	GBP	900	1,249

Total Spain (Cost $716,782)			752,125

SUPRANATIONAL 0.8%
CORPORATE BONDS & NOTES 0.1%
Inter-American Development Bank 2.500% due 04/14/2027	AUD	15,000	9,800

SOVEREIGN ISSUES 0.7%
European Union 3.750% due 10/12/2045	EUR	95,200	110,399

Total Supranational (Cost $121,952)			120,199

SWITZERLAND 0.3%
CORPORATE BONDS & NOTES 0.3%
UBS Group AG
3.091% due 05/14/2032 •		$4,800	4,459
3.869% due 01/12/2029 •		7,680	7,640
4.282% due 01/09/2028		900	901
4.550% due 04/17/2026		2,600	2,605
4.844% due 11/06/2033 •		20,200	20,225
5.428% due 02/08/2030 •		7,100	7,345
5.617% due 09/13/2030 •		11,500	12,017
5.699% due 02/08/2035 •		2,200	2,314

Total Switzerland (Cost $56,374)			57,506

THAILAND 1.1%
SOVEREIGN ISSUES 1.1%
Thailand Government Bonds
2.410% due 03/17/2035	THB	435,690	14,788
2.500% due 11/17/2029		4,301,080	143,136
3.775% due 06/25/2032		977,460	35,627

Total Thailand (Cost $171,617)			193,551

UNITED ARAB EMIRATES 0.4%
CORPORATE BONDS & NOTES 0.4%
Abu Dhabi Developmental Holding Co. PJSC
4.375% due 10/02/2031		$47,100	46,927
4.500% due 05/06/2030		5,200	5,246
5.000% due 05/06/2035		7,400	7,524
MDGH GMTN RSC Ltd. 5.500% due 04/28/2033		6,600	6,985

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

Total United Arab Emirates (Cost $65,877)			66,682

UNITED KINGDOM 7.5%
ASSET-BACKED SECURITIES 0.1%
Together Asset-Backed Securitisation 14 PLC 4.604% due 08/15/2066 ~	GBP	6,845	9,221

CORPORATE BONDS & NOTES 2.1%
Barclays PLC
5.674% due 03/12/2028 •		$9,800	9,978
5.690% due 03/12/2030 •		18,000	18,735
6.490% due 09/13/2029 •		6,600	6,976
HSBC Holdings PLC
3.973% due 05/22/2030 •		5,000	4,941
4.041% due 03/13/2028 •		4,100	4,096
4.583% due 06/19/2029 •		7,400	7,471
5.597% due 05/17/2028 •		16,900	17,219
Lloyds Banking Group PLC
5.590% due 11/26/2035 •		12,300	12,881
5.721% due 06/05/2030 •		28,500	29,883
Nationwide Building Society 2.972% due 02/16/2028 •		13,800	13,639
NatWest Group PLC
4.892% due 05/18/2029 •		300	305
5.076% due 01/27/2030 •		5,732	5,861
5.516% due 09/30/2028 •		10,500	10,775
5.778% due 03/01/2035 •		51,000	53,955
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (e)		33,409	25,798
Santander U.K. Group Holdings PLC 4.795% (SOFRINDX + 1.070%) due 09/22/2029 ~		15,200	15,202
Standard Chartered PLC
2.608% due 01/12/2028 •		11,100	10,930
6.187% due 07/06/2027 •		18,000	18,185
6.750% due 02/08/2028 •		14,000	14,391
Vmed O2 U.K. Financing I PLC
5.625% due 04/15/2032	EUR	33,700	39,949
7.750% due 04/15/2032		$28,600	29,840

			351,010

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Project Alpha Investindustrial 4.150% - 9.695% (EUR003M + 2.100%) due 02/27/2026 «~(h)	EUR	3,119	3,665
Project Nova 7.080% - 7.284% due 08/31/2026 «~		$3,600	3,600

			7,265

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.4%
Aldbrook Mortgage Transaction PLC 4.623% due 12/18/2066 •	GBP	3,838	5,187
Bletchley Park Funding PLC 4.500% due 01/27/2070 •		3,280	4,424
Braccan Mortgage Funding PLC
0.000% due 01/17/2068 •		25,000	33,776
4.696% due 05/17/2067 •		13,090	17,686
Elstree Funding 4.509% due 01/21/2065 •		2,526	3,402
EuroMASTR PLC 4.100% due 06/15/2040 •		52	69
Eurosail-U.K. PLC
4.601% due 09/13/2045 •		398	533
4.851% due 06/13/2045 •		102	138
Ludgate Funding PLC 2.176% due 01/01/2061 •	EUR	76	87
Mansard Mortgages PLC 4.550% due 12/15/2049 •	GBP	1,374	1,853
Mortimer BTL PLC 4.462% due 06/23/2053 •		9,131	12,315
Mortimer PLC 4.592% due 09/22/2067 •		1,155	1,559
Newgate Funding PLC
2.256% due 12/01/2050 •	EUR	2,301	2,584
2.700% due 12/15/2050 •		2,496	2,902
3.350% due 12/15/2050 •		790	894
3.600% due 12/15/2050 •		1,296	1,419
4.100% due 12/15/2050 •	GBP	1,905	2,450
4.184% due 12/01/2050 •		23	30
4.900% due 12/15/2050 •		1,739	2,316
5.150% due 12/15/2050 •		980	1,277

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

Polaris PLC
0.000% due 10/27/2069 •		24,999	33,720
4.500% due 08/25/2068 •		4,070	5,485
Resloc U.K. PLC
4.060% due 12/15/2043 •		269	353
4.120% due 12/15/2043 •		463	601
RMAC Securities No. 1 PLC
2.322% due 06/12/2044 •	EUR	51	59
4.059% due 06/12/2044 •	GBP	831	1,096
4.079% due 06/12/2044 •		2,275	3,015
4.147% due 06/12/2044 •		$116	113
Stratton Mortgage Funding PLC 4.641% due 06/28/2050 •	GBP	5,361	7,229
Towd Point Mortgage Funding - Granite 6 PLC 4.856% due 07/20/2053 •		16,064	21,674
Tower Bridge Funding PLC 4.728% due 05/20/2066 •		2,966	4,005
Trinity Square PLC 4.844% (SONIO/N + 0.900%) due 07/15/2059 ~		18,719	25,249
Warwick Finance Residential Mortgages Number Three PLC
0.000% due 12/21/2049		1	5,414
4.712% due 12/21/2049 •		12,454	16,804
5.412% due 12/21/2049 •		6,230	8,425
5.912% due 12/21/2049 •		3,115	4,187
6.412% due 12/21/2049 •		1,780	2,389
6.912% due 12/21/2049 •		1,780	2,370

			237,089

SOVEREIGN ISSUES 3.9%
U.K. Gilts
0.625% due 10/22/2050		38,900	19,383
1.250% due 07/31/2051		47,100	28,207
1.500% due 07/31/2053		29,830	18,513
1.750% due 01/22/2049		28,000	20,523
4.375% due 03/07/2030		323,400	443,482
4.375% due 07/31/2054		27,570	32,623
5.250% due 01/31/2041		40,100	55,824
5.375% due 01/31/2056		22,300	30,953

			649,508

Total United Kingdom (Cost $1,305,999)			1,254,093

UNITED STATES 66.2%
ASSET-BACKED SECURITIES 2.9%
ABFC Trust 4.106% due 01/25/2037 •		$3,581	2,620
ACE Securities Corp. Home Equity Loan Trust
3.986% due 11/25/2036 •		3,668	1,513
4.431% due 02/25/2036 •		15,633	14,250
AMRESCO Residential Securities Corp. Mortgage Loan Trust 4.786% due 06/25/2029 •		147	154
AREIT Trust 5.978% due 06/17/2039 •		5,728	5,729
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 3.311% due 02/25/2034 •		135	145
Asset-Backed Securities Corp. Home Equity Loan Trust
4.941% due 02/25/2035 •		1,727	1,772
5.215% due 04/15/2033 •		207	208
BDS LLC 5.531% due 03/19/2039 •		10,518	10,537
Bear Stearns Asset-Backed Securities Trust 4.646% due 10/27/2032 •		1	1
C-BASS Trust 3.966% due 11/25/2036 •		3	1
Citigroup Mortgage Loan Trust, Inc.
3.906% due 07/25/2045 •		173	123
4.106% due 03/25/2037 •		1,334	1,229
4.146% due 12/25/2036 •		5,825	2,195
4.166% due 12/25/2036 •		2,099	1,189
4.206% due 01/25/2037 •		3,962	2,960
4.236% due 06/25/2037 •		831	831
4.296% due 08/25/2036 •		10,912	10,772
4.366% due 03/25/2036 •		3,460	3,207
7.250% due 10/25/2037 þ		739	720
Consumer Loan Finance
0.000% due 11/25/2054 «		2,300	1,175
5.150% due 11/25/2054		3,123	3,143
5.350% due 11/25/2054		9,080	9,258
5.450% due 11/25/2054		2,228	2,264
5.750% due 11/25/2054		1,114	1,127
6.600% due 11/25/2054		1,464	1,477
8.750% due 11/25/2054		834	844

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

Consumer Loan Finance Issuer Trust
0.000% due 11/25/2054 «	1,515	797
5.150% due 11/25/2054	954	955
5.350% due 11/25/2054	5,260	5,369
5.450% due 11/25/2054	1,311	1,332
5.750% due 11/25/2054	655	664
6.600% due 11/25/2054	825	835
8.750% due 11/25/2054	493	500
Countrywide Asset-Backed Certificates 4.526% due 12/25/2036 •	189	159
Countrywide Asset-Backed Certificates Trust
3.861% due 12/25/2034 •	7,091	6,725
3.986% due 08/25/2037 •	3,176	2,858
4.046% due 06/25/2047 •	4,546	4,098
4.106% due 12/25/2036 •	780	733
4.126% due 05/25/2035 •	1,193	1,163
4.126% due 06/25/2035 •	4,807	4,451
4.306% due 04/25/2047 •	10,617	9,787
4.326% due 03/25/2036 •	731	679
4.357% due 08/25/2035 ~	174	168
4.821% due 01/25/2036 •	11,123	11,032
Credit Suisse First Boston Mortgage Securities Corp. 4.379% due 01/25/2032 •	10	10
First Franklin Mortgage Loan Trust 4.746% due 03/25/2034 •	2,845	2,961
Fremont Home Loan Trust
4.146% due 10/25/2036 •	6,051	2,427
4.386% due 02/25/2036 •	7,522	7,032
GSAA Home Equity Trust 4.206% due 03/25/2036 •	5,780	1,856
GSAA Trust 5.995% due 03/25/2046 ~	768	267
GSAMP Trust
4.106% due 12/25/2046 •	7,116	3,806
4.386% due 03/25/2047 •	1,107	834
Home Equity Asset Trust 4.446% due 11/25/2032 •	2	2
Home Equity Mortgage Loan Asset-Backed Trust
4.086% due 04/25/2037 •	6,736	4,613
4.186% due 04/25/2037 •	3,186	2,301
HSI Asset Securitization Corp. Trust
4.366% due 04/25/2037 •	6,066	3,070
4.461% due 01/25/2036 •	4,500	4,365
JP Morgan Mortgage Acquisition Trust
4.066% due 08/25/2036 •	38	29
4.116% due 07/25/2036 •	2,122	1,935
Long Beach Mortgage Loan Trust
4.366% due 08/25/2045 •	1,846	1,835
4.406% due 10/25/2034 •	10	10
MASTR Asset-Backed Securities Trust
4.046% due 08/25/2036 •	5,995	2,034
4.146% due 03/25/2036 •	538	319
4.146% due 10/25/2036 •	10,746	3,516
4.286% due 10/25/2036 •	3,198	1,046
4.581% due 10/25/2035 •	7,930	7,886
Merrill Lynch Mortgage Investors Trust
4.006% due 09/25/2037 •	21	4
4.086% due 02/25/2037 •	41	12
MF1 LLC 5.881% due 06/19/2037 •	11,748	11,755
Morgan Stanley ABS Capital I, Inc. Trust
3.976% due 10/25/2036 •	554	501
3.986% due 05/25/2037 •	2,394	1,870
3.996% due 11/25/2036 •	7,979	4,737
4.046% due 05/25/2037 •	26,097	15,154
4.326% due 06/25/2036 •	3,284	1,654
Morgan Stanley Home Equity Loan Trust
4.016% due 04/25/2037 •	8,616	4,454
4.076% due 04/25/2037 •	6,343	3,280
4.196% due 04/25/2037 •	913	472
Morgan Stanley Mortgage Loan Trust 6.419% due 09/25/2046 þ	1,264	257
Morgan Stanley Structured Trust 4.146% due 06/25/2037 •	6,846	6,382
New Century Home Equity Loan Trust 4.971% due 10/25/2033 •	3,423	3,422
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.281% due 03/25/2036 •	383	383
4.476% due 02/25/2036 •	8,803	8,061
Nomura Resecuritization Trust 3.517% due 12/26/2037 ~	7,421	6,562
NovaStar Mortgage Funding Trust 4.106% due 03/25/2037 •	13,105	8,629
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 4.406% due 12/25/2035 •	371	369

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

Option One Mortgage Loan Trust
4.066% due 05/25/2037 •		1,644	1,001
4.126% due 02/25/2037 •		11,349	5,622
4.626% due 02/25/2035 •		1,975	1,904
Project Panama SPV LLC 7.819% due 01/03/2029 «		15,804	15,903
RAAC Trust 4.346% due 02/25/2037 •		3,925	3,856
Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ		14,365	4,335
5.675% due 06/25/2037 þ		16,477	3,924
5.731% due 11/25/2036 þ		26,069	8,235
Residential Asset Mortgage Products Trust
4.286% due 12/25/2035 •		1,321	1,222
4.446% due 03/25/2036 •		454	451
Residential Asset Securities Corporation Trust 4.686% due 09/25/2034 •		383	376
Saxon Asset Securities Trust 5.596% due 12/25/2037 •		3,799	3,413
Securitized Asset-Backed Receivables LLC Trust
4.106% due 05/25/2037 •		146	115
4.186% due 08/25/2036 •		1,109	362
SMB Private Education Loan Trust
0.000% due 03/15/2055 «		4	50
3.940% due 02/16/2055		11,079	10,858
4.780% due 03/15/2055		3,000	2,972
4.960% due 03/15/2055		61,390	61,890
5.100% due 03/15/2055		3,000	3,024
5.184% due 03/15/2055 •		6,853	6,866
5.260% due 03/15/2055		6,000	5,826
5.434% due 02/16/2055 •		1,210	1,222
SoFi Consumer Loan Program Trust
0.000% due 03/27/2034 «		4,824	6,331
4.910% due 03/27/2034		20,780	20,889
5.250% due 03/27/2034		3,796	3,843
5.770% due 03/27/2034		2,944	2,988
6.260% due 03/27/2034		2,177	2,212
Soundview Home Loan Trust
3.966% due 11/25/2036 •		31	8
4.251% due 12/25/2036 •		5,128	5,045
4.346% due 11/25/2036 •		6,498	6,235
Structured Asset Investment Loan Trust 4.796% due 07/25/2033 •		2,259	2,223
Structured Asset Securities Corp. Mortgage Loan Trust
4.006% due 03/25/2036 •		949	921
4.076% due 05/25/2047 •		2,089	2,065
4.286% due 12/25/2036 •		19,167	18,145
WaMu Asset-Backed Certificates WaMu Trust 4.136% due 05/25/2037 •		3,674	3,324
Wells Fargo Home Equity Asset-Backed Securities Trust 4.191% due 01/25/2037 •		11,118	11,194

			490,711

CORPORATE BONDS & NOTES 6.6%
Athene Global Funding 4.696% due 07/16/2026 •		3,200	3,205
Bank of America Corp.
1.898% due 07/23/2031 •		24,300	21,836
3.261% due 01/28/2031 •	EUR	3,400	4,017
5.162% due 01/24/2031 •		$49,300	50,906
5.202% due 04/25/2029 •		4,500	4,616
5.468% due 01/23/2035 •		11,000	11,463
5.511% due 01/24/2036 •		21,600	22,534
Beignet Investor LLC 6.581% due 05/30/2049		158,300	167,388
Blackstone Holdings Finance Co. LLC 3.500% due 06/01/2034	EUR	12,200	14,237
Bristol-Myers Squibb Co. 5.200% due 02/22/2034		$14,300	14,870
Broadcom, Inc. 2.450% due 02/15/2031		100	91
Citigroup, Inc. 5.174% due 02/13/2030 •		20,900	21,452
Credit Suisse AG AT1 Claim		16,825	4,963
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		3,800	3,420
Ford Motor Credit Co. LLC
2.700% due 08/10/2026		1,900	1,882
2.900% due 02/16/2028		900	867
GA Global Funding Trust
2.250% due 01/06/2027		7,400	7,268
5.900% due 01/13/2035		10,500	10,771
Goldman Sachs Group, Inc.
3.500% due 01/23/2033 •	EUR	10,500	12,350
4.907% (SOFRRATE + 1.120%) due 02/24/2028 ~		$2,600	2,617

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

5.016% due 10/23/2035 •		47,050	47,319
5.218% due 04/23/2031 •		25,000	25,826
5.330% due 07/23/2035 •		10,400	10,689
5.536% due 01/28/2036 •		14,700	15,265
5.727% due 04/25/2030 •		15,000	15,674
6.484% due 10/24/2029 •		15,200	16,126
JPMorgan Chase & Co.
4.603% due 10/22/2030 •		15,000	15,214
4.995% due 07/22/2030 •		6,700	6,880
5.012% due 01/23/2030 •		42,000	43,068
6.087% due 10/23/2029 •		20,900	22,020
Las Vegas Sands Corp. 5.900% due 06/01/2027		13,900	14,184
Lehman Brothers Holdings, Inc. 0.000% due 05/27/2049 ^(c)		8,400	3
Marvell Technology, Inc. 1.650% due 04/15/2026		6,400	6,357
Morgan Stanley
2.475% due 01/21/2028 •		2,600	2,558
2.590% (EUR003M + 0.600%) due 05/04/2029 ~	EUR	15,000	17,656
2.699% (EUR003M + 0.650%) due 03/19/2027 ~		26,200	30,843
3.149% due 11/07/2031 •		16,900	19,729
3.749% due 11/07/2036 •		15,900	18,399
3.790% due 03/21/2030 •		21,900	26,350
3.955% due 03/21/2035 •		28,400	33,882
4.654% due 10/18/2030 •		$27,600	27,940
5.173% due 01/16/2030 •		40,100	41,190
5.320% due 07/19/2035 •		10,800	11,121
5.466% due 01/18/2035 •		7,700	8,007
6.407% due 11/01/2029 •		15,700	16,644
Pacific Gas & Electric Co.
2.100% due 08/01/2027		200	194
3.500% due 08/01/2050		500	338
3.950% due 12/01/2047		900	673
4.000% due 12/01/2046		800	602
4.250% due 03/15/2046		500	393
4.300% due 03/15/2045		600	478
4.500% due 07/01/2040		300	262
4.550% due 07/01/2030		600	598
4.600% due 06/15/2043		1,100	919
4.750% due 02/15/2044		1,207	1,023
4.950% due 07/01/2050		100	85
Philip Morris International, Inc.
2.750% due 06/06/2029	EUR	25,900	30,240
4.875% due 02/13/2029		$13,000	13,310
Santander Holdings USA, Inc. 6.124% due 05/31/2027 •		18,300	18,427
Wells Fargo & Co.
4.808% due 07/25/2028 •		7,500	7,585
4.897% due 07/25/2033 •		10,000	10,158
5.150% due 04/23/2031 •		38,900	40,162
5.198% due 01/23/2030 •		16,100	16,584
5.211% due 12/03/2035 •		38,000	38,836
5.389% due 04/24/2034 •		20,200	21,023
5.499% due 01/23/2035 •(i)		15,000	15,659
6.303% due 10/23/2029 •		13,600	14,373

			1,105,619

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Alfa-Bank CJSC 6.330% - 8.066% due 10/21/2026 «~(h)		3,559	3,559
Dorchester LLC 4.349% - 9.672% (EUR003M + 2.300%) due 01/04/2027 «~(h)	EUR	6,800	7,992
Pantheon Senior Debt Secondaries III 6.026% - 8.831% due 03/26/2026 «~(h)		$5,200	5,200
Project Hudson II 7.730% due 05/29/2026 «~		7,500	7,568

			24,319

MUNICIPAL BONDS & NOTES 0.1%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010 7.834% due 02/15/2041		100	118
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.487% due 06/01/2036		7,700	6,545
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
2.332% due 06/01/2027		5,000	4,869
2.532% due 06/01/2028		3,300	3,164

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

Texas Natural Gas Securitization Finance Corp. Revenue Bonds, Series 2023 5.102% due 04/01/2035	7,536	7,739

		22,435

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.0%
ACRA Trust 5.608% due 10/25/2064 þ	2,384	2,396
Adjustable Rate Mortgage Trust 5.404% due 09/25/2035 ~	31	27
American Home Mortgage Assets Trust 4.036% due 05/25/2046 •	106	95
Angel Oak Mortgage Trust
4.750% due 09/26/2067 þ	8,846	8,822
4.846% due 07/25/2062 þ	23,440	23,425
BAMLL Commercial Mortgage Pass-Through Certificates
3.110% due 04/25/2050 «	28,409	27,776
3.110% due 08/25/2052 «	10,000	8,982
BAMLL Commercial Mortgage Securities Trust 4.915% due 09/15/2038 •	15,200	14,671
Banc of America Funding Trust
2.372% due 03/20/2036 ~	24	23
4.328% due 10/20/2046 ~	25	21
4.787% due 01/20/2047 ~	38	33
5.500% due 01/25/2036	10	10
5.798% due 02/20/2036 ~	241	231
5.914% due 11/20/2034 ~	110	108
6.000% due 03/25/2037	106	81
Banc of America Mortgage Trust
4.977% due 04/25/2035 ~	47	46
5.066% due 09/25/2035 ~	8	7
5.316% due 06/25/2035 ~	38	35
BCAP LLC Trust
4.727% due 01/26/2047 •	91	90
5.250% due 02/26/2036 ~	405	153
5.250% due 04/26/2037	669	369
Bear Stearns ALT-A Trust
4.084% due 08/25/2036 ~	528	349
4.139% due 11/25/2036 ~	203	86
4.159% due 08/25/2036 ~	843	377
4.559% due 08/25/2036 ~	101	62
4.668% due 11/25/2035 ~	28	21
4.791% due 09/25/2035 ~	1,331	711
5.096% due 01/25/2036 ~	50	48
Bear Stearns ARM Trust
4.000% due 05/25/2034 ~	27	25
5.368% due 07/25/2034 ~	11	11
5.613% due 02/25/2034 ~	4	4
5.717% due 11/25/2034 ~	1	1
5.741% due 10/25/2033 ~	12	12
6.470% due 01/25/2035 ~	53	54
6.811% due 05/25/2034 ~	31	30
Bear Stearns Structured Products, Inc. Trust 3.944% due 12/26/2046 ~	19	15
Chase Mortgage Finance Trust
4.927% due 07/25/2037 ~	322	256
6.731% due 02/25/2037 ~	29	29
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.076% due 05/25/2036 •	246	239
CHL Mortgage Pass-Through Trust
4.103% due 09/20/2036 ~	58	52
4.166% due 03/25/2037 ~	72	62
4.284% due 02/25/2047 ~	91	84
4.368% due 05/20/2036 ~	135	125
4.386% due 03/25/2035 •	158	150
4.426% due 04/25/2035 •	195	188
4.486% due 03/25/2035 •	193	181
4.506% due 02/25/2035 •	4	4
4.613% due 04/20/2036 ~	1,914	1,760
4.796% due 11/25/2034 ~	159	153
6.000% due 08/25/2037	970	434
6.449% due 02/20/2036 •	151	143
CIM Trust 5.500% due 08/25/2064 ~	5,528	5,592
Citicorp Mortgage Securities Trust 6.000% due 04/25/2037	24	21
Citigroup Mortgage Loan Trust, Inc.
3.000% due 11/27/2051 ~	30,808	27,096
4.457% due 09/25/2037 ~	228	215
4.749% due 03/25/2037 ~	104	102
5.044% due 07/25/2046 ~	289	275
5.395% due 08/25/2035 ~	5	4
6.490% due 05/25/2035 •	3	3
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 4.561% due 09/25/2035 ~	629	584

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

COLT Mortgage Loan Trust 4.156% due 02/25/2067 ~	8,256	7,980
Countrywide Alternative Loan Trust
4.126% due 04/25/2047 •	425	389
4.196% due 05/25/2037 •	311	93
4.226% due 09/25/2046 •	220	217
4.228% due 09/20/2046 •	595	621
4.246% due 09/25/2035 •	92	51
4.266% due 07/25/2046 •	21	19
4.268% due 03/20/2046 •	33	31
4.268% due 05/20/2046 •	292	267
4.268% due 07/20/2046 •	199	173
4.296% due 09/25/2035 •	816	506
4.406% due 02/25/2037 •	119	100
4.735% due 02/25/2037 ~	44	40
5.000% due 11/25/2035	2,928	1,490
5.250% due 06/25/2035	55	41
5.279% due 11/25/2047 •	1,024	925
5.409% due 11/25/2047 •	2,380	2,150
5.429% due 08/25/2035 •	106	102
5.529% due 11/25/2035 •	89	80
6.069% due 11/25/2035 •	86	80
6.250% due 08/25/2037	279	124
6.500% due 08/25/2032	1	2
Cross Mortgage Trust 5.181% due 07/25/2070 ~	18,720	18,812
CSMC Mortgage-Backed Trust 6.421% due 10/25/2037 ~	1,224	701
CSMC Trust
2.500% due 07/25/2056 ~	2,434	2,042
5.265% due 07/15/2038 •	4,800	4,299
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.126% due 07/25/2047 •	214	204
4.226% due 08/25/2047 •	5,611	4,905
5.346% due 10/25/2047 •	2,443	1,913
DSLA Mortgage Loan Trust 4.486% due 07/19/2045 •	3	0
Ellington Financial Mortgage Trust 0.000% due 08/25/2070 þ	33,180	33,480
First Horizon Mortgage Pass-Through Trust 5.998% due 08/25/2035 ~	37	25
GCAT Trust 3.000% due 04/25/2052 ~	13,704	12,027
GreenPoint Mortgage Funding Trust
4.206% due 01/25/2037 •	228	213
4.266% due 04/25/2036 •	155	142
4.386% due 11/25/2045 •	39	37
GreenPoint Mortgage Pass-Through Certificates 7.033% due 10/25/2033 ~	2	2
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	5,207	4,362
2.500% due 04/25/2052 ~	6,487	5,426
3.000% due 09/25/2052 ~	31,003	27,188
3.750% due 10/25/2057	1,654	1,633
3.900% due 09/25/2061 þ	4,272	4,216
4.100% due 07/25/2065 þ	7,412	7,256
GSR Mortgage Loan Trust
4.076% due 05/25/2037 •	2,512	1,181
4.125% due 11/25/2035 ~	71	62
4.242% due 05/25/2035 ~	43	32
4.951% due 09/25/2035 ~	50	48
5.223% due 04/25/2035 ~	8	8
5.880% due 03/25/2033 •	9	9
6.449% due 01/25/2035 ~	51	49
HarborView Mortgage Loan Trust
4.226% due 09/19/2037 •	341	301
4.326% due 03/19/2036 •	52	49
4.742% due 07/19/2035 ~	50	37
HomeBanc Mortgage Trust 4.702% due 04/25/2037 ~	332	300
Impac CMB Trust
4.566% due 10/25/2034 •	42	41
4.626% due 10/25/2034 •	16	16
IndyMac IMSC Mortgage Loan Trust 4.206% due 07/25/2047 •	1,269	866
IndyMac INDA Mortgage Loan Trust
3.629% due 08/25/2036 ~	241	184
5.051% due 11/25/2035 ~	27	32
IndyMac INDB Mortgage Loan Trust 4.446% due 11/25/2035 •	111	64
IndyMac INDX Mortgage Loan Trust
3.745% due 03/25/2036 ~	2,976	2,131
3.983% due 09/25/2035 ~	2,946	2,391
4.146% due 06/25/2037 •	268	87
4.226% due 09/25/2046 •	1,345	1,253
4.326% due 06/25/2037 •	221	209

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

4.346% due 02/25/2037 •	425	281
4.373% due 12/25/2034 ~	23	22
JP Morgan Alternative Loan Trust
4.326% due 10/25/2036 •	5,660	5,239
5.358% due 12/25/2035 ~	2,912	1,968
5.500% due 11/25/2036 ~	6	3
JP Morgan Mortgage Trust
3.000% due 03/25/2052 ~	49,765	43,674
3.000% due 05/25/2052 ~	63,466	55,738
5.000% due 05/25/2052 •	10,216	9,549
5.193% due 09/25/2035 ~	25	24
5.368% due 02/25/2036 ~	148	97
5.567% due 10/25/2035 ~	2	2
5.685% due 07/25/2035 ~	29	28
5.869% due 11/25/2033 ~	9	9
Luminent Mortgage Trust 4.186% due 12/25/2036 •	758	678
Manhattan West Mortgage Trust 2.130% due 09/10/2039	23,200	22,331
MASTR Adjustable Rate Mortgages Trust 4.056% due 04/25/2046 •	548	516
MASTR Alternative Loan Trust
4.246% due 03/25/2036 •	368	31
6.000% due 03/25/2036	585	511
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.345% due 06/15/2030 •	3	3
4.762% due 10/20/2029 •	2	2
Merrill Lynch Mortgage Investors Trust
4.266% due 02/25/2036 •	113	112
4.346% due 11/25/2035 •	148	142
4.766% due 06/25/2035 ~	40	39
6.041% due 02/25/2033 ~	15	14
MFA Trust
1.381% due 04/25/2065 ~	2,923	2,871
1.947% due 04/25/2065 ~	1,208	1,189
5.261% due 08/25/2070 þ	26,549	26,635
Morgan Stanley Capital I Trust 5.034% due 12/15/2038 •	22,800	21,985
Morgan Stanley Residential Mortgage Loan Trust 4.000% due 06/25/2064 þ	3,773	3,701
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	9,868	9,579
2.750% due 11/25/2059 ~	9,403	9,093
6.864% due 10/25/2063 þ	9,843	9,960
NYMT Loan Trust 5.379% due 06/25/2069 ~	2,697	2,715
OBX Trust
3.000% due 01/25/2052 ~	28,641	25,065
5.949% due 02/25/2063 þ	5,626	5,629
6.120% due 11/25/2062 ~	5,086	5,074
PMT Loan Trust 2.500% due 07/25/2051 ~	9,655	8,087
PRPM LLC 4.000% due 11/25/2054 þ	3,497	3,435
RALI Trust
3.996% due 02/25/2047 •	1,129	341
4.206% due 07/25/2036 •	10,712	3,418
4.246% due 12/25/2046 •	406	368
4.266% due 04/25/2046 •	39	10
4.386% due 05/25/2046 •	135	105
5.007% due 10/25/2037 ~	2,438	1,941
6.000% due 06/25/2036	285	235
6.250% due 02/25/2037	5,318	4,446
Residential Asset Securitization Trust
4.246% due 01/25/2046 •	90	25
5.750% due 02/25/2036	3,483	2,399
6.500% due 08/25/2036	571	156
RFMSI Trust
5.532% due 09/25/2035 ~	127	79
6.500% due 03/25/2032	8	8
Sequoia Mortgage Trust
4.329% due 09/20/2046 ~	1,073	596
6.610% due 04/20/2035 ~	6	6
Structured Adjustable Rate Mortgage Loan Trust
4.252% due 09/25/2036 ~	283	190
4.473% due 08/25/2035 ~	133	115
6.088% due 04/25/2034 ~	2	2
6.298% due 02/25/2034 ~	19	18
Structured Asset Mortgage Investments II Trust
4.226% due 06/25/2036 •	10	10
4.266% due 05/25/2036 •	196	139
4.286% due 05/25/2036 •	1,277	1,073
4.286% due 09/25/2047 •	1,291	1,167
4.366% due 05/25/2046 •	28	17
4.426% due 07/19/2034 •	1	1
4.446% due 08/25/2036 •	784	586

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

4.466% due 12/25/2035 •	2	2
5.529% due 08/25/2047 •	630	545
Structured Asset Securities Corp. 4.126% due 01/25/2036 •	728	612
Structured Asset Securities Corp. Mortgage Loan Trust 4.136% due 10/25/2036 •	4,992	4,205
Thornburg Mortgage Securities Trust
5.096% due 06/25/2037 •	202	190
5.363% due 06/25/2037 •	1,239	1,073
5.396% due 10/25/2043 ~	16	15
5.413% due 06/25/2037 •	2,999	2,585
5.413% due 06/25/2047 •	340	315
5.463% due 03/25/2037 •	240	171
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	11,429	10,511
2.710% due 01/25/2060 ~	7,510	7,269
2.900% due 10/25/2059 ~	32,633	31,521
4.578% due 10/27/2064 ~	7,430	7,458
4.846% due 05/25/2058 •	2,535	2,584
UWM Mortgage Trust 3.000% due 01/25/2052 ~	6,117	5,350
WaMu Mortgage Pass-Through Certificates Trust
3.878% due 12/25/2046 •	48	43
4.150% due 09/25/2036 ~	1,030	884
4.171% due 02/27/2034 •	35	35
4.341% due 04/25/2035 ~	60	59
4.369% due 12/25/2035 ~	86	79
4.372% due 02/25/2037 ~	1,936	1,731
4.406% due 11/25/2045 •	1,234	1,163
4.466% due 01/25/2045 •	48	48
4.509% due 10/25/2035 ~	97	89
4.586% due 11/25/2034 •	172	169
4.665% due 08/25/2046 ~	567	516
5.009% due 06/25/2046 •	281	267
5.029% due 02/25/2046 •	690	640
5.529% due 10/25/2046 •	401	385
5.731% due 06/25/2033 ~	10	10
Washington Mutual Mortgage Pass-Through Certificates Trust
4.226% due 07/25/2046 •	2,025	1,749
4.799% due 04/25/2047 •	4,279	3,607
4.869% due 05/25/2047 •	2	7
4.969% due 07/25/2046 •	261	163
Wells Fargo Commercial Mortgage Trust 3.862% due 12/15/2039	18,800	18,259

		678,464

U.S. GOVERNMENT AGENCIES 45.6%
Federal Home Loan Mortgage Corp.
2.500% due 01/01/2051 - 02/01/2051	4,726	4,013
3.000% due 06/01/2051	475	421
3.500% due 07/01/2039 - 10/01/2039	2,119	2,036
4.000% due 06/01/2038 - 06/01/2052	3,960	3,791
5.500% due 06/01/2053 - 01/01/2055	85,688	87,068
6.000% due 12/01/2033 - 10/01/2054	129,206	133,215
6.500% due 09/01/2053 - 04/01/2055	53,047	55,369
6.521% due 09/01/2035 •	4	4
Federal Home Loan Mortgage Corp. REMICS
1.733% due 01/15/2038 ~(a)	1,523	77
4.578% due 10/15/2040 •	648	643
4.673% due 01/15/2038 •	1,523	1,503
4.698% due 12/15/2037 •	71	70
4.814% due 11/25/2054 •	13,058	13,114
4.874% due 02/25/2055 •	10,362	10,423
5.024% due 03/25/2055 •	26,272	26,363
5.274% due 03/25/2055 •	9,104	9,188
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates 5.229% due 10/25/2044 - 02/25/2045 •	512	475
Federal National Mortgage Association
2.500% due 02/01/2051	3,562	3,019
3.000% due 10/01/2049 - 03/01/2060	28,739	25,406
3.500% due 04/01/2027 - 01/01/2059	36,455	33,882
4.000% due 02/01/2039 - 08/01/2053	8,257	7,922
4.500% due 07/01/2052	1,784	1,755
5.276% due 06/01/2043 •	7	8
5.500% due 06/01/2053 - 10/01/2053	37,612	38,261
5.756% due 12/01/2034 •	23	24
6.000% due 01/01/2054 - 10/01/2054	334,233	343,755
6.125% due 06/01/2035 •	60	61
6.133% due 12/01/2030 •	2	2
6.346% due 11/01/2034 •	138	145
6.460% due 04/01/2032 •	4	4
6.500% due 08/01/2053 - 04/01/2055	172,615	179,631
Federal National Mortgage Association Grantor Trust 6.000% due 02/25/2044	66	67

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

Federal National Mortgage Association REMICS
4.306% due 03/25/2034 •	2	2
4.389% due 06/25/2036 •	111	110
4.489% due 10/25/2040 •	62	62
5.024% due 03/25/2055 •	15,122	15,176
5.034% due 03/25/2055 •	8,070	8,103
5.374% due 12/25/2054 •	24,299	24,528
6.000% due 04/25/2043	75	76
Federal National Mortgage Association REMICS Trust 6.000% due 07/25/2044	176	183
Government National Mortgage Association
3.000% due 03/20/2052 - 12/20/2052	121,792	109,653
3.500% due 02/20/2052 - 07/20/2055	760,737	693,190
5.375% due 08/20/2027 •	2	2
5.625% due 04/20/2027 - 05/20/2030 •	26	26
Government National Mortgage Association REMICS
3.000% due 07/20/2046 - 05/20/2047	145	143
4.918% due 12/20/2073 •	11,236	11,348
6.000% due 08/20/2034	1,695	1,709
Government National Mortgage Association, TBA
2.500% due 02/01/2056	68,878	59,410
3.000% due 01/01/2056 - 02/01/2056	318,900	286,401
6.500% due 02/01/2056	486,600	502,510
Uniform Mortgage-Backed Security, TBA
5.000% due 01/01/2056 - 02/01/2056	2,471,686	2,463,123
5.500% due 01/01/2056	311,000	315,397
6.000% due 02/01/2056 - 03/01/2056	476,620	489,173
6.500% due 02/01/2056 - 03/01/2056	1,659,165	1,725,015

		7,687,055

U.S. TREASURY OBLIGATIONS 6.9%
U.S. Treasury Bonds
1.875% due 02/15/2041 (m)	14,700	10,275
2.250% due 08/15/2049 (i)(m)	39,750	24,940
2.375% due 11/15/2049 (m)	9,225	5,928
3.000% due 02/15/2048 (k)(m)	34,100	25,386
3.000% due 08/15/2048 (m)	8,550	6,333
3.000% due 02/15/2049 (m)	375	276
3.375% due 11/15/2048 (i)(m)	72,400	57,303
4.125% due 08/15/2044 (i)(m)	87,750	80,562
4.500% due 11/15/2054 (i)(m)	343,300	323,909
4.625% due 02/15/2055 (i)	213,900	206,096
4.875% due 08/15/2045 (m)	4,867	4,916
U.S. Treasury Inflation Protected Securities (f)
2.375% due 01/15/2027 (k)	6,781	6,836
2.500% due 01/15/2029 (k)	38,141	39,380
3.875% due 04/15/2029 (k)	14,855	16,006
0.125% due 07/15/2031 (k)	55,883	51,795
0.125% due 01/15/2032 (k)	52,975	48,424
0.500% due 01/15/2028 (k)	92,269	90,665
0.625% due 07/15/2032 (k)	35,973	33,760
1.125% due 01/15/2033 (i)(k)(m)	104,663	100,461
U.S. Treasury Notes
3.500% due 02/15/2033 (k)(m)	4,970	4,830
4.000% due 02/29/2028 (k)(m)	10,200	10,308
4.250% due 08/15/2035 (k)(m)	7,500	7,555

		1,155,944

Total United States (Cost $11,212,076)		11,164,547

SHORT-TERM INSTRUMENTS 1.5%
COMMERCIAL PAPER 0.6%
Air Lease Corp.
4.000% due 01/14/2026	$3,900	3,894
4.150% due 01/02/2026	5,100	5,099
4.300% due 01/08/2026	2,150	2,148
Alimentation Couche-Tard, Inc. 3.990% due 01/21/2026	900	898
Bacardi-Martini BV 4.350% due 01/29/2026	700	698
Conagra Brands, Inc.
4.050% due 01/05/2026	1,400	1,399
4.100% due 01/13/2026	4,000	3,994
Crown Castle, Inc.
4.150% due 01/20/2026	3,350	3,342
4.150% due 01/22/2026	8,100	8,079
Edison International
4.250% due 01/02/2026	4,200	4,199
4.550% due 01/05/2026	850	850
4.550% due 01/06/2026	850	849
Fidelity National Information Services, Inc.
3.950% due 01/07/2026	1,200	1,199
3.950% due 01/14/2026	900	899

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

3.950% due 01/23/2026		4,250	4,240
HA Sustainable Infrastructure Capital, Inc. 4.150% due 01/08/2026		4,700	4,695
HCA, Inc.
4.100% due 01/20/2026		11,900	11,873
4.100% due 01/21/2026		6,350	6,335
4.120% due 01/20/2026		2,900	2,894
4.120% due 02/04/2026		2,800	2,789
4.300% due 01/05/2026		1,450	1,449
Jabil, Inc. 4.130% due 01/14/2026		12,900	12,878
Southern California Edison Co. 4.550% due 01/05/2026		9,100	9,095

			93,795

		PRINCIPAL AMOUNT (000s)
NIGERIA TREASURY BILLS 0.3%
31.999% due 06/11/2026 - 06/26/2026 (d)(e)	NGN	72,111,394	45,472

U.S. TREASURY BILLS 0.6%
3.656% due 01/13/2026 - 04/21/2026 (d)(e)(k)(m)		$103,698	102,735

Total Short-Term Instruments (Cost $238,377)			242,002

Total Investments in Securities (Cost $22,785,967)			22,662,443

		SHARES
INVESTMENTS IN AFFILIATES 4.9%
SHORT-TERM INSTRUMENTS 4.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.9%
PIMCO Short Asset Portfolio		77,385,213	759,691
PIMCO Short-Term Floating NAV Portfolio III		7,536,247	73,410

Total Short-Term Instruments (Cost $842,233)			833,101

Total Investments in Affiliates (Cost $842,233)			833,101

Total Investments 139.5% (Cost $23,628,200)			$23,495,544
Financial Derivative Instruments (j)(l) (0.8)%(Cost or Premiums, net $98,045)			(141,121)
Other Assets and Liabilities, net (38.7)%			(6,506,578)

Net Assets 100.0%			$16,847,845

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Security is not accruing income as of the date of this report.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Coupon represents a 7-Day Yield.
(h)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Alfa-Bank CJSC	6.330%	10/21/2026	10/27/2025	$3,559	$3,559	0.02%
Dorchester LLC	4.349	01/04/2027	12/10/2025	7,952	7,992	0.05
Pantheon Senior Debt Secondaries III	6.026	03/26/2026	03/18/2025	5,200	5,200	0.03
Project Alpha Investindustrial	4.150	02/27/2026	02/28/2025	3,235	3,665	0.02
Project Fenno	0.000	07/10/2028	07/16/2025	13,232	13,467	0.08
Royal Bank of Scotland International Ltd.	4.660	12/16/2028	11/18/2025	19,000	18,984	0.11

$52,178	$52,867	0.31%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BPS	3.000%	12/12/2025	TBD(2)	$(2,147)	$(2,151)
BRC	3.550	12/12/2025	TBD(2)	(9,116)	(9,135)
3.850	12/12/2025	01/30/2026	(20,158)	(20,203)
FAR	3.870	12/16/2025	01/15/2026	(587,356)	(588,430)
3.870	12/17/2025	01/15/2026	(70,685)	(70,806)
JPS	3.930	12/22/2025	01/05/2026	(4,667)	(4,673)

Total Reverse Repurchase Agreements	$(695,398)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

United States (13.1)%
U.S. Government Agencies (13.1)%
Government National Mortgage Association, TBA	3.500%	01/01/2056	$5,000	$(4,575)	$(4,551)
Government National Mortgage Association, TBA	3.500	02/01/2056	113,190	(102,729)	(103,012)
Uniform Mortgage-Backed Security, TBA	2.000	01/01/2041	244,800	(226,176)	(226,708)
Uniform Mortgage-Backed Security, TBA	2.000	01/01/2056	308,110	(250,435)	(249,134)
Uniform Mortgage-Backed Security, TBA	2.000	02/01/2056	1,046,640	(848,148)	(846,098)
Uniform Mortgage-Backed Security, TBA	2.500	02/01/2056	71,530	(60,524)	(60,471)
Uniform Mortgage-Backed Security, TBA	3.000	02/01/2056	136,100	(120,422)	(120,305)
Uniform Mortgage-Backed Security, TBA	3.500	02/01/2056	143,100	(131,908)	(131,859)
Uniform Mortgage-Backed Security, TBA	4.000	02/01/2056	6,300	(5,979)	(5,972)
Uniform Mortgage-Backed Security, TBA	4.500	01/01/2056	14,100	(13,707)	(13,767)
Uniform Mortgage-Backed Security, TBA	5.000	01/01/2056	308,786	(307,266)	(307,990)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

Uniform Mortgage-Backed Security, TBA	5.500	02/01/2056	131,000	(132,372)	(132,719)

Total Short Sales (13.1)%	$(2,204,241)	$(2,202,586)

(i)	Securities with an aggregate market value of $689,391 have been pledged as collateral under the terms of master agreements as of December 31, 2025.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(169,177) at a weighted average interest rate of 4.272%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note February Futures	$111.500	01/23/2026	1,073	$1,073	$(179)	$(168)
Put - CBOE U.S. Treasury 10-Year Note February Futures	112.000	01/23/2026	327	327	(56)	(104)
Call - CBOE U.S. Treasury 10-Year Note February Futures	113.500	01/23/2026	1,400	1,400	(269)	(108)
Put - EUREX Euro-Bund January 2026 Futures	EUR	127.500	01/23/2026	445	445	(226)	(314)
Call - EUREX Euro-Bund January 2026 Futures	130.500	01/23/2026	445	445	(241)	(21)

Total Written Options	$(971)	$(715)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year Bond March Futures	03/2026	3,994	$351,837	$(3,666)	$0	$(844)
Euro-BTP Future March Futures	03/2026	9,299	1,313,349	(5,786)	0	(3,934)
Euro-Buxl 30-Year Bond March Futures	03/2026	216	27,953	(587)	0	(86)
Long Guilt March Futures	03/2026	7,679	945,763	8,336	1,656	(724)
U.S. Treasury 5-Year Note March Futures	03/2026	2,960	323,542	(344)	0	(347)
U.S. Treasury 10-Year Note March Futures	03/2026	1,343	151,004	(245)	0	(273)
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	9,519	1,094,834	(7,132)	0	(1,785)

$(9,424)	$1,656	$(7,993)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Bond March Futures	03/2026	750	$(52,552)	$(2)	$14	$(15)
Australia Government 10-Year Bond March Futures	03/2026	11,018	(805,021)	(1,522)	0	(917)
Canada Government 5-Year Bond March Futures	03/2026	172	(14,197)	94	25	0
Euro-Bobl March Futures	03/2026	6,301	(860,157)	6,373	593	0
Euro-Bund March Futures	03/2026	2,388	(358,010)	4,776	646	0
Euro-Oat March Futures	03/2026	3,768	(533,991)	5,545	1,284	0
Euro-Schatz March Futures	03/2026	3,756	(471,377)	667	44	0
Japan Government 10-Year Bond March Futures	03/2026	658	(556,217)	3,754	1,218	0
U.S. Treasury 2-Year Note March Futures	03/2026	2,219	(463,303)	(335)	156	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	2,419	(285,442)	4,798	907	0

$24,148	$4,887	$(932)

Total Futures Contracts	$14,724	$6,543	$(8,925)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Deutsche Bank	1.000%	Quarterly	12/20/2032	1.011%	EUR	13,900	$(104)	$98	$(6)	$15	$0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2026	0.432	$3,100	271	(200)	71	1	0

$167	$(102)	$65	$16	$0

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)
										Variation Margin
Index/Tranches		Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-45 10-Year Index		(1.000)%	Quarterly	12/20/2035		$737,140	$(5,612)	$(800)	$(6,412)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-44 5-Year Index		1.000%	Quarterly	06/20/2030		$136,520	$2,948	$155	$3,103	$2	$0
CDX.IG-45 5-Year Index		1.000	Quarterly	12/20/2030		1,343,680	30,109	728	30,837	19	0

							$33,057	$883	$33,940	$21	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.000%	Annual	06/17/2027	GBP	390,900	$(909)	$(5,875)	$(6,784)	$0	$(3)
Receive	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/17/2027		166,440	1,070	(773)	297	0	(16)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/17/2028		977,400	3,030	10,283	13,313	301	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/17/2030		97,100	(450)	989	539	110	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/18/2031		700,496	1,942	1,745	3,687	879	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		114,100	2,416	(2,694)	(278)	0	(156)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/18/2036		339,600	(1,089)	1,640	551	0	(492)
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		7,600	337	(424)	(87)	0	(20)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/18/2056		45,100	729	(1,084)	(355)	0	(120)
Receive(6)	1-Day INR-MIBOR Compounded-OIS	5.750	Semi-Annual	03/18/2031	INR	2,097,640	(3)	187	184	0	(10)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Annual	03/19/2027	JPY	86,610,000	118	(276)	(158)	0	(33)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.600	Annual	12/18/2029		21,820,900	(489)	(3,889)	(4,378)	0	(168)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	5.890	Semi-Annual	03/17/2031		29,934,240	(12,221)	(3,206)	(15,427)	0	(320)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2032		58,150,000	(1,224)	(10,377)	(11,601)	0	(680)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		57,990,000	(813)	(22,064)	(22,877)	0	(796)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	12/18/2034		2,867,700	183	(1,395)	(1,212)	0	(39)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2035		36,530,000	(2,990)	(12,297)	(15,287)	0	(494)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2035		2,240,000	282	(955)	(673)	0	(30)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	09/17/2035		73,449,850	(3,725)	(20,602)	(24,327)	0	(995)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		11,190,000	10,493	4,730	15,223	173	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		61,700	(110)	(64)	(174)	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		5,184,300	(6,410)	(6,178)	(12,588)	0	(81)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.250	Annual	09/17/2055		980,000	41	(763)	(722)	0	(23)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.500	Annual	12/17/2055		1,100,000	14	(498)	(484)	0	(28)
Receive(6)	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	03/18/2027	SGD	956,032	1,079	73	1,152	0	(313)
Receive(6)	1-Day SGD-SIBCSORA Compounded-OIS	1.500	Semi-Annual	03/18/2031		617,430	8,548	1,923	10,471	0	(1,368)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		$869,700	6,249	(6,544)	(295)	50	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	08/15/2026		3,100	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.940	Annual	08/22/2026		208,100	0	(328)	(328)	16	0
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		479,900	16,480	(13,904)	2,576	105	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		222,800	1,454	(825)	629	0	(44)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2027		1,034,970	20,968	(5,396)	15,572	333	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		15,754	1,198	(624)	574	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2027		158,400	(996)	(96)	(1,092)	0	(61)
Pay	1-Day USD-SOFR Compounded-OIS	3.460	Annual	06/30/2027		465,700	0	(253)	(253)	0	(179)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2027		557,700	3,187	168	3,355	0	(250)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2028		235,390	(1,167)	119	(1,048)	146	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		28,400	0	(119)	(119)	21	0
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028		63,600	0	(278)	(278)	47	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028		82,700	0	(431)	(431)	61	0
Receive	1-Day USD-SOFR Compounded-OIS	3.851	Annual	02/28/2029		180,100	0	(1,996)	(1,996)	183	0
Receive	1-Day USD-SOFR Compounded-OIS	3.862	Annual	02/28/2029		135,400	0	(1,557)	(1,557)	138	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.290	Annual	05/31/2030		319,367	90	1,269	1,359	456	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.375	Annual	05/31/2030		423,916	415	2	417	607	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		96,200	(1,793)	511	(1,282)	156	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031		130,520	(475)	250	(225)	212	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		359,264	(358)	(3,225)	(3,583)	645	0
Receive	1-Day USD-SOFR Compounded-OIS	3.828	Annual	05/15/2032		60,900	35	(809)	(774)	110	0
Receive	1-Day USD-SOFR Compounded-OIS	3.836	Annual	05/15/2034		47,100	0	(366)	(366)	99	0
Receive	1-Day USD-SOFR Compounded-OIS	3.847	Annual	05/15/2034		28,200	0	(243)	(243)	59	0
Receive	1-Day USD-SOFR Compounded-OIS	3.860	Annual	05/15/2034		50,000	0	(481)	(481)	105	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		392,350	10,886	(11,361)	(475)	832	0
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034		77,500	(236)	(657)	(893)	166	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		13,300	(45)	133	88	28	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		6,700	(24)	94	70	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034		4,700	(17)	59	42	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034		10,700	(40)	255	215	23	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		3,800	(14)	155	141	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		21,400	(63)	(137)	(200)	48	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		21,790	990	36	1,026	49	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		27,600	(81)	(237)	(318)	63	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		11,800	(34)	(55)	(89)	27	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		38,500	2,061	(280)	1,781	87	0

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

Receive(6)	1-Day USD-SOFR Compounded-OIS	3.640	Annual	08/15/2035		160,400	321	1,320	1,641	364	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.700	Annual	08/15/2035		159,700	(141)	1,021	880	364	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035		272,298	695	484	1,179	621	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		206,500	(4,063)	4,705	642	479	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		704,000	(4,614)	7,038	2,424	1,637	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2036		106,970	(2,051)	347	(1,704)	247	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		1,600	10	115	125	5	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		66,570	22,040	5,017	27,057	172	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		29,070	1,926	2,547	4,473	90	0
Receive	1-Day USD-SOFR Compounded-OIS	3.940	Annual	11/15/2054		46,700	0	1,804	1,804	157	0
Receive	1-Day USD-SOFR Compounded-OIS	3.955	Annual	11/15/2054		18,800	0	681	681	63	0
Receive	1-Day USD-SOFR Compounded-OIS	3.959	Annual	11/15/2054		41,000	0	1,454	1,454	138	0
Receive	1-Day USD-SOFR Compounded-OIS	3.964	Annual	11/15/2054		28,600	0	989	989	97	0
Receive	1-Day USD-SOFR Compounded-OIS	3.990	Annual	11/15/2054		44,800	0	1,352	1,352	152	0
Receive	1-Day USD-SOFR Compounded-OIS	3.996	Annual	11/15/2054		17,000	0	495	495	58	0
Receive	1-Day USD-SOFR Compounded-OIS	4.111	Annual	11/15/2054		28,100	0	267	267	97	0
Receive	1-Day USD-SOFR Compounded-OIS	4.115	Annual	11/15/2054		12,540	0	111	111	43	0
Receive	1-Day USD-SOFR Compounded-OIS	4.117	Annual	11/15/2054		2,220	0	19	19	8	0
Receive	1-Day USD-SOFR Compounded-OIS	4.130	Annual	11/15/2054		25,940	0	165	165	89	0
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	02/15/2055		10,000	0	728	728	33	0
Receive	1-Day USD-SOFR Compounded-OIS	3.772	Annual	02/15/2055		7,900	0	565	565	26	0
Receive	1-Day USD-SOFR Compounded-OIS	3.777	Annual	02/15/2055		9,400	0	665	665	31	0
Receive	1-Day USD-SOFR Compounded-OIS	3.798	Annual	02/15/2055		43,500	0	2,918	2,918	144	0
Receive	1-Day USD-SOFR Compounded-OIS	3.806	Annual	02/15/2055		30,600	0	2,006	2,006	102	0
Receive	1-Day USD-SOFR Compounded-OIS	3.861	Annual	02/15/2055		11,600	0	645	645	39	0
Receive	1-Day USD-SOFR Compounded-OIS	3.866	Annual	02/15/2055		19,800	0	1,080	1,080	66	0
Receive	1-Day USD-SOFR Compounded-OIS	3.773	Annual	03/04/2055		32,600	0	2,332	2,332	108	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		60,200	7,432	2,455	9,887	187	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	06/25/2055		27,500	102	1,047	1,149	92	0
Receive	1-Day USD-SOFR Compounded-OIS	4.065	Annual	06/26/2055		19,584	(342)	695	353	67	0
Receive	1-Day USD-SOFR Compounded-OIS	3.960	Annual	06/27/2055		35,627	(19)	1,318	1,299	120	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		14,280	1,449	199	1,648	45	0
Receive	1-Day USD-SOFR Compounded-OIS	4.005	Annual	09/29/2055		12,336	(132)	468	336	42	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		55,300	2,327	1,587	3,914	181	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2056		27,400	629	140	769	92	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027	CHF	127,700	(3,801)	4,708	907	5	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		33,300	(1,009)	1,237	228	1	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.343	Annual	05/16/2027		30,200	(907)	1,183	276	0	(1)
Pay(6)	3-Month KRW-KORIBOR	2.750	Quarterly	03/18/2036	KRW	360,268,800	2,553	(13,878)	(11,325)	73	0
Receive(6)	3-Month NZD-BBR	2.500	Semi-Annual	03/12/2028	NZD	307,100	107	1,689	1,796	0	(234)
Receive(6)	3-Month NZD-BBR	3.000	Semi-Annual	03/18/2028		532,800	207	9	216	0	(404)
Receive(6)	3-Month NZD-BBR	3.500	Semi-Annual	03/18/2031		501,700	(4,508)	6,297	1,789	0	(1,231)
Pay	3-Month SEK-STIBOR	2.474	Annual	02/03/2030	SEK	788,000	(18)	1,710	1,692	117	0

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	77,200	(3,953)	2,210	(1,743)	0	(14)
Pay(6)	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	03/18/2031		1,928,900	(18,400)	(40,042)	(58,442)	0	(1,075)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2035		94,000	(55)	(2,166)	(2,221)	0	(124)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/19/2035		305,200	1,078	(4,291)	(3,213)	0	(402)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/17/2035		251,000	1,344	(7,874)	(6,530)	0	(330)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/17/2035		125,500	2,074	(3,626)	(1,552)	0	(165)
Pay(6)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/18/2036		244,900	198	(7,582)	(7,384)	0	(296)
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	264,500	(1,021)	399	(622)	7	0
Pay	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027	EUR	507,230	5,986	10,248	16,234	0	(9)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		19,400	(1,428)	1,010	(418)	0	(2)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		32,900	(2,475)	1,726	(749)	0	(4)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		25,300	(1,938)	1,357	(581)	0	(3)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		39,600	(2,553)	1,964	(589)	0	(4)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		18,800	(1,218)	936	(282)	0	(2)
Pay(6)	6-Month EUR-EURIBOR	2.000	Annual	03/18/2028		950,300	(3,594)	(3,086)	(6,680)	0	(103)
Pay	6-Month EUR-EURIBOR	1.795	Annual	10/11/2029		34,492	0	(624)	(624)	0	(24)
Pay	6-Month EUR-EURIBOR	1.929	Annual	10/11/2029		158,740	0	(1,911)	(1,911)	0	(107)
Pay(6)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		2,334,400	10,964	(25,415)	(14,451)	0	(1,813)
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		1,224,980	(241)	(25,653)	(25,894)	18	(1,646)
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2042		27,930	(1,969)	(2,099)	(4,068)	0	(54)
Pay	6-Month EUR-EURIBOR	0.451	Annual	05/27/2050		15,900	(1,127)	(7,890)	(9,017)	0	(32)
Receive(6)	6-Month EUR-EURIBOR	2.213	Annual	03/12/2055		333,400	16,826	20,116	36,942	455	0
Pay(6)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		125,680	1,795	(9,289)	(7,494)	0	(420)
Pay	CAONREPO	3.898	Annual	06/19/2026	CAD	395,400	(28)	4,173	4,145	30	0
Pay	CAONREPO	3.925	Annual	06/19/2026		310,100	(27)	3,339	3,312	24	0
Pay	CAONREPO	2.500	Semi-Annual	06/19/2029		107,400	(3,763)	3,366	(397)	0	(58)
Pay	CAONREPO	2.850	Semi-Annual	09/01/2029		172,000	(261)	1,192	931	0	(31)
Pay	CAONREPO	1.713	Semi-Annual	10/02/2029		65,800	(4,350)	2,616	(1,734)	0	(16)
Pay	CAONREPO	1.900	Semi-Annual	12/18/2029		193,700	(12,264)	7,997	(4,267)	0	(60)
Receive	CAONREPO	3.250	Semi-Annual	03/15/2033		116,000	1,801	(3,543)	(1,742)	72	0
Receive	CAONREPO	2.850	Semi-Annual	06/01/2033		12,400	103	(25)	78	8	0
Receive	CAONREPO	3.000	Semi-Annual	06/01/2033		19,300	70	(91)	(21)	13	0
Receive	CAONREPO	3.180	Semi-Annual	06/01/2033		162,200	(111)	(1,497)	(1,608)	105	0
Receive	CAONREPO	3.300	Semi-Annual	06/01/2033		199,200	711	(3,861)	(3,150)	129	0
Receive	CAONREPO	3.400	Semi-Annual	06/01/2033		82,200	(82)	(1,622)	(1,704)	53	0
Receive	CAONREPO	2.880	Semi-Annual	09/01/2033		63,200	0	332	332	43	0
Receive	CAONREPO	3.500	Semi-Annual	09/01/2033		94,100	1,146	(3,709)	(2,563)	64	0
Receive	CAONREPO	3.700	Semi-Annual	09/01/2033		46,400	(3)	(1,747)	(1,750)	31	0
Pay(6)	CAONREPO	3.000	Semi-Annual	03/18/2036		10,600	(152)	20	(132)	0	(9)
Pay	CAONREPO	2.750	Semi-Annual	12/18/2048		36,900	(3,458)	(1)	(3,459)	0	(62)
Pay	CAONREPO	3.250	Semi-Annual	06/21/2053		35,300	115	(1,463)	(1,348)	0	(65)

							$56,452	$(163,370)	$(106,918)	$13,878	$(15,520)

Total Swap Agreements							$84,064	$(163,389)	$(79,325)	$13,915	$(15,534)

(k)

Securities with an aggregate market value of $374,021 and cash of $20,204 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)			This instrument has a forward starting effective date.
(l)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	01/2026		$19,299	JPY	2,999,798	$0	$(134)
	01/2026		5,162	NZD	9,194	133	0
BOA	01/2026	CNH	971,750		$138,891	0	(543)
	01/2026	GBP	462,681		609,165	0	(14,500)
	01/2026	INR	27,391		300	0	(4)
	01/2026	KRW	11,025,254		7,574	0	(73)
	01/2026	THB	120,446		3,719	0	(107)
	01/2026	TWD	429,722		14,092	410	0
	01/2026		$4,442	CNY	31,367	39	0
	01/2026		2,497	GBP	1,848	0	(6)
	01/2026		108,783	JPY	16,811,200	0	(1,380)
	01/2026		13,141	KRW	19,257,620	216	0
	01/2026		30,754	PLN	112,538	592	0
	01/2026		2,153	TWD	67,924	10	0
	01/2026		8,380	ZAR	139,692	43	0
	02/2026	ILS	34,142		$10,716	0	(5)
	02/2026	KRW	20,606,186		14,153	0	(137)
	02/2026		$14	CNY	101	0	0
	02/2026		12,981	TRY	589,916	360	0
	03/2026	CZK	50,684	EUR	2,073	0	(24)
	03/2026	EUR	5,877	CZK	144,133	90	0
	03/2026	KZT	121,452		$232	0	(4)
	03/2026	PEN	105,084		31,173	0	(7)
	03/2026		$14,180	CNY	100,024	152	0
	03/2026		1,676	EGP	82,325	6	0
	04/2026		2,915	MXN	53,724	40	0
BPS	01/2026	AUD	285,670		$185,689	0	(4,965)
	01/2026	BRL	47,421		8,618	0	(36)
	01/2026	CHF	3,852		4,892	24	0
	01/2026	CNH	3,438,653		488,759	0	(4,558)
	01/2026	DKK	513,060		80,668	0	(100)
	01/2026	EUR	181,256		213,325	304	(82)
	01/2026	GBP	6,440	EUR	7,314	0	(82)
	01/2026	ILS	57,003		$17,529	0	(370)
	01/2026	INR	910,551		10,100	0	(24)
	01/2026	JPY	4,516,000		29,226	374	0
	01/2026	KRW	21,276		15	0	0
	01/2026	MYR	252		62	0	(1)
	01/2026	PLN	48,650		13,335	0	(216)
	01/2026	TWD	1,874,106		61,389	1,719	0
	01/2026		$5,856	AUD	8,887	75	0
	01/2026		8,682	BRL	47,421	0	(28)
	01/2026		10,276	CAD	14,083	0	(14)
	01/2026		52,849	CNH	370,105	222	0
	01/2026		10,743	CNY	76,041	118	0
	01/2026		289,477	EUR	245,761	13	(548)
	01/2026		2,240	IDR	37,470,425	4	0
	01/2026		4,780	INR	431,828	13	0
	01/2026		937	KRW	1,373,947	16	0
	01/2026		5,388	NZD	9,482	73	0
	01/2026		34,451	PLN	125,207	424	0
	01/2026		10	TRY	451	0	0
	01/2026		66,619	TWD	2,093,747	136	(82)
	01/2026		18,492	ZAR	308,337	100	0
	01/2026	ZAR	130,160		$7,780	0	(71)
	02/2026	EUR	2,952	RON	15,142	14	0
	02/2026		$13,758	CNY	97,172	137	0
	02/2026		10,532	INR	948,962	1	(3)
	02/2026		26,287	TWD	825,067	0	(52)
	03/2026	CZK	93,346	EUR	3,804	0	(61)
	03/2026		148,120		$7,118	0	(95)
	03/2026	TWD	590,844		19,025	245	0
	03/2026		$19,811	CNY	139,058	143	0
	04/2026	BRL	262,500		$45,953	0	(966)
	04/2026	DKK	850,975		121,576	0	(12,986)
	04/2026		$5,351	CNY	37,513	38	0
	05/2026		6,539	KWD	1,993	0	(45)
	06/2026		4,135		1,263	0	(16)
	07/2026		2,887		882	0	(10)
	06/2027		2,865		869	0	(19)
	05/2029	KWD	10,107		$34,746	1,372	0

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

	07/2029		1,468		5,051	198	0
	05/2030		7,030		24,210	851	0
BRC	01/2026	DKK	508,200		72,771	0	(7,189)
	01/2026	EUR	16,227	RON	83,431	149	0
	01/2026		112,696		$132,345	0	(151)
	01/2026	ILS	14,882		4,639	0	(33)
	01/2026	MYR	909,152		221,448	0	(2,872)
	01/2026	PLN	27		7	0	0
	01/2026		$2,873	AUD	4,298	0	(4)
	01/2026		107,876	DKK	695,161	1,559	0
	01/2026		49,864	NZD	86,210	0	(213)
	01/2026		3,744	PLN	13,638	55	0
	01/2026		6,000	SGD	7,690	0	(14)
	01/2026		3,362	TRY	149,447	101	0
	01/2026	ZAR	692,780		$40,163	0	(1,611)
	02/2026	ILS	14,716		4,568	0	(53)
	02/2026		$7,967	MXN	147,715	196	0
	02/2026		113,471	TRY	5,166,229	2,945	0
	03/2026		17,324	MXN	320,804	365	0
	03/2026		21,764	TRY	994,556	274	0
	01/2027	DKK	155,522		$24,496	0	(414)
BSH	01/2026	GBP	247,019		326,617	0	(6,349)
	01/2026	JPY	20,598,453		132,343	744	0
	01/2026	PEN	17,943		5,283	0	(50)
	01/2026		$9,425	NZD	16,818	262	0
	01/2026		13	PEN	43	0	0
	02/2026	PEN	67,274		$19,680	0	(304)
	04/2026	BRL	498,100		87,699	80	(1,412)
	06/2026	PEN	83,468		24,431	0	(246)
CBK	01/2026	AUD	150,161		99,837	0	(380)
	01/2026	CNH	861,070		123,156	0	(392)
	01/2026	EUR	43,426		50,605	0	(451)
	01/2026	ILS	22		7	0	0
	01/2026	JPY	2,190,000		16,134	2,153	0
	01/2026	NZD	18,563		10,715	23	0
	01/2026	PEN	43		13	0	0
	01/2026	PLN	249		68	0	(2)
	01/2026	SGD	13,375		10,392	0	(20)
	01/2026	THB	1,124		35	0	(1)
	01/2026	TWD	2,289,175		75,340	2,456	0
	01/2026		$13,347	AUD	20,112	75	0
	01/2026		815	CAD	1,147	21	0
	01/2026		289,982	CNH	2,023,216	324	0
	01/2026		18,361	CNY	129,785	164	0
	01/2026		2,304	EUR	1,972	15	0
	01/2026		1,145	GBP	853	5	0
	01/2026		2,468	ILS	7,894	11	0
	01/2026		152,248	INR	13,611,650	131	(1,297)
	01/2026		11,181	JPY	1,737,900	0	(78)
	01/2026		2,663	NZD	4,625	8	(7)
	01/2026		13	PEN	43	0	0
	01/2026		3,108	PLN	11,168	3	0
	01/2026		31,715	SGD	40,936	152	0
	01/2026		5	THB	167	0	0
	01/2026		21,272	TWD	664,980	13	(113)
	01/2026		5,820	ZAR	99,524	181	0
	02/2026	EUR	1,029	RON	5,284	5	0
	02/2026	ILS	26,986		$8,489	15	0
	02/2026	PEN	39,648		11,383	0	(400)
	02/2026		$27,118	CNY	191,422	244	0
	02/2026		657	TWD	20,559	0	(3)
	03/2026	HKD	288,054		$37,173	91	0
	03/2026	PEN	29,266		8,661	0	(25)
	03/2026	TWD	642,171		20,632	220	0
	03/2026		$68,345	CNY	480,463	564	0
	04/2026	PEN	41,834		$12,322	0	(71)
	07/2026		43,110		12,578	0	(150)
	08/2026		52,734		14,630	0	(919)
CIB	01/2026	ILS	13		4	0	0
	01/2026		$1,140	SGD	1,464	0	0
DUB	01/2026	EUR	10,847	RON	55,553	66	0
	01/2026	ILS	24,620		$7,654	0	(77)
	01/2026	KRW	151,542,109		103,522	0	(1,580)
	01/2026	NZD	14,757		8,531	32	0
	01/2026		$2,091	EGP	103,282	59	0
	01/2026		14,138	ILS	45,106	25	0
	01/2026		54,496	INR	4,857,108	0	(585)
	01/2026		26,897	KRW	39,516,079	509	0
	01/2026		16	TWD	476	0	(1)
	01/2026		7,727	ZAR	129,910	108	0
	01/2026	ZAR	892,900		$51,245	0	(2,596)
	02/2026	EUR	9,218	RON	47,292	41	0
	02/2026	ILS	45,094		$14,138	0	(23)
	02/2026		$1,329	HUF	437,524	5	0
	02/2026		887	TWD	27,754	0	(4)
	03/2026	KZT	229,621		$444	0	(1)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

	03/2026	TWD	1,339		42	0	0
	03/2026		$21,796	CNY	152,990	154	0
	03/2026		14,843	CZK	305,562	35	0
	03/2026		9,243	KZT	5,046,540	497	0
	04/2026		5,334	EGP	273,896	225	0
	06/2026	KZT	2,052,258		$3,818	0	(47)
	01/2027	DKK	196,080		31,064	0	(343)
FAR	01/2026	AUD	595,623		386,921	0	(10,595)
	01/2026	CHF	4,290		5,349	0	(71)
	01/2026	CNH	1,395,268		198,242	0	(1,961)
	01/2026	NZD	16,396		9,395	0	(48)
	01/2026	PEN	30,180		8,869	0	(102)
	01/2026	PLN	29		8	0	0
	01/2026		$7,485	ILS	24,000	51	0
	01/2026		11,039	NZD	19,594	246	0
	01/2026		39,868	PLN	145,998	797	0
	01/2026		3,190	SGD	4,124	21	0
	01/2026		7,745	ZAR	129,958	91	0
	01/2026	ZAR	619,152		$36,007	0	(1,327)
	02/2026	ILS	23,993		7,485	0	(49)
	03/2026	PEN	6,406		1,855	0	(46)
GLM	01/2026	BRL	108,061		19,639	0	(81)
	01/2026	CNH	54,420		7,779	0	(29)
	01/2026	EUR	24,848	RON	127,674	204	0
	01/2026	ILS	11,482		$3,554	0	(51)
	01/2026	JPY	6,410,000		47,619	6,697	0
	01/2026	KRW	34,454		23	0	0
	01/2026	MYR	87,689		21,372	0	(264)
	01/2026	THB	84,926		2,667	0	(31)
	01/2026	TWD	254,076		8,329	239	0
	01/2026		$19,290	BRL	108,061	430	0
	01/2026		1,201	CAD	1,653	4	0
	01/2026		9,347	CHF	7,494	122	0
	01/2026		20,813	CNH	146,716	239	0
	01/2026		23,886	PLN	87,258	417	0
	01/2026		11,847	SGD	15,320	79	(1)
	01/2026		1,294	TRY	58,022	55	0
	01/2026	ZAR	460,400		$26,705	0	(1,057)
	02/2026		$330,211	BRL	1,813,747	0	(1,715)
	02/2026		27	CNY	190	0	0
	02/2026		15,384	MXN	285,345	385	0
	02/2026		7,941	TRY	362,079	216	0
	03/2026	BRL	338		$61	1	0
	03/2026		$787	CNY	5,543	8	0
	03/2026		11,782	MXN	218,573	289	0
	04/2026	BRL	1,133,849		$199,718	495	(3,443)
	04/2026		$24,654	MXN	454,618	347	0
JPM	01/2026	CNH	6,135,551		$871,557	0	(8,774)
	01/2026	HKD	39,331		5,061	4	0
	01/2026	ILS	159,882		49,128	0	(1,074)
	01/2026	INR	844,297		9,484	113	0
	01/2026	NZD	27,020		15,682	120	0
	01/2026	PLN	88,998		24,284	0	(506)
	01/2026	TWD	259,068		8,380	132	0
	01/2026		$25,826	CNH	181,419	205	0
	01/2026		3,084	CNY	21,716	13	0
	01/2026		1,574	EGP	76,684	30	0
	01/2026		17,936	INR	1,597,238	0	(207)
	01/2026		68,494	KRW	98,281,445	0	(331)
	01/2026		1,909	NOK	19,527	28	0
	01/2026		27,908	NZD	47,955	0	(289)
	01/2026		31,791	PLN	117,059	813	0
	01/2026		559	TRY	25,092	15	0
	01/2026	ZAR	168,755		$9,834	0	(342)
	02/2026	KRW	98,152,471		68,494	431	0
	02/2026		$10,855	MXN	201,400	273	0
	03/2026	HKD	228,595		$29,500	73	0
	03/2026	PEN	30,153		8,951	4	0
	03/2026		$15,956	MXN	292,522	188	0
	04/2026		9,178		169,094	124	0
	01/2027	DKK	404,291		$63,767	0	(989)
MBC	01/2026	AUD	118,278		78,329	0	(609)
	01/2026	BRL	46,991		8,810	235	0
	01/2026	CAD	1,155,273		820,887	0	(21,277)
	01/2026	CHF	6,206		7,813	0	(29)
	01/2026	CNH	34,558		4,889	0	(71)
	01/2026	CNY	474		67	0	0
	01/2026	EGP	80,316		1,682	0	(2)
	01/2026	EUR	2,423,561		2,813,670	0	(35,714)
	01/2026	GBP	70,070		93,429	0	(1,021)
	01/2026	JPY	19,338,000		124,482	936	0
	01/2026	NZD	39,454		22,766	46	(3)
	01/2026	PLN	37,503		10,252	0	(194)
	01/2026	SEK	5,365		568	0	(15)
	01/2026	THB	5,950,162		183,699	0	(5,341)
	01/2026		$3,510	AUD	5,232	0	(18)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

01/2026	8,540	BRL	46,991	35	0
01/2026	7,245	CAD	10,075	99	0
01/2026	4,889	CNY	34,524	40	0
01/2026	5,493	EGP	266,648	73	0
01/2026	7,627	EUR	6,500	15	0
01/2026	131,095	GBP	98,102	1,150	(10)
01/2026	3,294	INR	298,246	17	0
01/2026	19,684	JPY	3,066,864	5	(95)
01/2026	156,179	KRW	223,814,997	0	(952)
01/2026	3,922	NZD	6,830	11	0
01/2026	7,709	PLN	28,260	163	0
01/2026	3,319	TWD	104,760	17	0
02/2026	KRW	223,814,997	$156,390	1,188	0
02/2026	$150,388	MXN	2,809,749	4,868	0
03/2026	HKD	67,613	$8,725	21	0
03/2026	$6,653	MXN	122,459	105	0
04/2026	7,379	136,206	109	0
05/2026	551	EGP	28,100	11	0
MYI	01/2026	DKK	605,580	$86,895	0	(8,387)
01/2026	ILS	49	15	0	0
01/2026	PLN	34	9	0	0
01/2026	$1,741	GBP	1,308	22	0
01/2026	106	JPY	16,579	0	(1)
02/2026	CZK	100,402	EUR	4,084	0	(79)
02/2026	ILS	53,652	$16,663	0	(185)
02/2026	$2,807	CNY	19,819	26	0
03/2026	11,294	79,324	82	0
04/2026	DKK	715,460	$102,253	0	(10,880)
NGF	01/2026	KRW	175,255,372	119,759	0	(1,789)
01/2026	$18,057	KRW	26,506,171	326	0
01/2026	759	TRY	34,268	29	0
02/2026	624	28,305	18	0
03/2026	48,116	2,195,555	735	0
SCX	01/2026	BRL	108,084	$20,115	391	0
01/2026	CHF	4,307	5,374	0	(68)
01/2026	CNH	2,856,896	405,414	0	(4,514)
01/2026	INR	137,397	1,510	0	(16)
01/2026	JPY	15,052,967	96,810	640	0
01/2026	TWD	465,889	15,291	458	0
01/2026	$19,643	BRL	108,084	81	0
01/2026	10,580	CNY	74,747	90	0
01/2026	3,727	IDR	62,326,289	5	0
01/2026	2,995	INR	270,508	7	0
01/2026	8,350	JPY	1,301,886	0	(32)
01/2026	8,330	TWD	260,481	0	(37)
03/2026	11,046	CNY	77,503	80	0
06/2026	KZT	257,289	$479	0	(6)
11/2026	NGN	339,675	210	0	(1)
SOG	01/2026	EUR	63,035	RON	323,145	432	0
01/2026	JPY	59,773,847	$382,188	307	0
01/2026	KRW	70,871,795	48,442	0	(711)
01/2026	PEN	22,024	6,475	0	(73)
01/2026	SGD	606,358	468,044	0	(3,978)
01/2026	$8,546	RON	37,142	18	0
02/2026	EUR	8,012	41,118	43	0
02/2026	$3,291	EGP	161,772	46	0
02/2026	7,080	MXN	131,005	160	0
03/2026	MXN	7,538	$402	0	(13)
03/2026	PEN	64,301	18,636	0	(443)
03/2026	$2,432	CLP	2,356,842	188	0
03/2026	22,899	MXN	429,130	763	0
04/2026	PEN	87,115	$24,964	0	(862)
SSB	01/2026	EUR	875	1,030	1	0
01/2026	JPY	13,690,000	91,427	4,029	0
02/2026	$8,434	BRL	46,643	14	0
UAG	01/2026	CHF	18,161	$22,691	0	(257)
01/2026	PLN	37,554	10,292	0	(168)
01/2026	$2,902	NZD	5,006	0	(19)
01/2026	27,168	PLN	98,450	256	(3)
01/2026	ZAR	874,655	$50,292	0	(2,449)
02/2026	$14,591	MXN	270,337	347	0
03/2026	7,614	140,982	160	0

Total Forward Foreign Currency Contracts	$56,962	$(206,540)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC EUR versus CZK	CZK	24.200	03/11/2026	15,897	$72	$96
Put - OTC EUR versus HUF	HUF	375.000	03/05/2026	25,902	66	45
Put - OTC USD versus BRL	BRL	5.400	02/05/2026	26,300	364	156
Call - OTC USD versus HKD	HKD	7.800	08/14/2026	38,786	58	22

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

	Call - OTC USD versus HKD			7.800	08/24/2026	58,714	81	33
	Put - OTC USD versus KRW		KRW	1,417.000	02/11/2026	64,900	402	342
	Put - OTC USD versus KRW			1,419.000	02/11/2026	64,900	384	366
	Put - OTC USD versus KRW			1,419.000	02/12/2026	41,581	259	240
	Call - OTC USD versus SGD		SGD	1.315	11/05/2026	41,977	300	143
BPS	Call - OTC USD versus SGD			1.315	11/05/2026	205	1	1
GLM	Call - OTC USD versus HKD		HKD	7.800	08/14/2026	9,285	12	5
JPM	Put - OTC EUR versus CZK		CZK	24.200	03/05/2026	44,503	177	258
	Put - OTC EUR versus HUF		HUF	378.000	03/03/2026	20,230	101	60
	Put - OTC EUR versus HUF			376.000	03/06/2026	23,987	62	51
MBC	Call - OTC USD versus HKD		HKD	7.800	08/14/2026	34,122	45	19
	Call - OTC USD versus HKD			7.800	08/24/2026	17,560	26	10
MYI	Put - OTC EUR versus CZK		CZK	24.200	02/10/2026	17,017	73	85
	Put - OTC EUR versus CZK			24.100	03/13/2026	40,056	164	158
	Put - OTC EUR versus CZK			23.900	06/02/2026	28,386	115	90
	Put - OTC USD versus BRL		BRL	5.410	02/04/2026	54,300	827	356

Total Purchased Options							$3,589	$2,536

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description			Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC USD versus BRL		BRL	5.160	02/05/2026	26,300	$(55)	$(9)
	Call - OTC USD versus BRL			5.690	02/05/2026	26,300	(309)	(204)
	Call - OTC USD versus HKD		HKD	7.850	08/14/2026	38,786	(21)	(13)
	Call - OTC USD versus HKD			7.850	08/24/2026	58,714	(27)	(19)
	Put - OTC USD versus KRW		KRW	1,380.000	02/11/2026	64,900	(122)	(91)
	Put - OTC USD versus KRW			1,382.000	02/11/2026	64,900	(123)	(98)
	Put - OTC USD versus KRW			1,383.000	02/12/2026	41,581	(87)	(67)
	Put - OTC USD versus SGD		SGD	1.237	11/05/2026	41,977	(300)	(352)
BPS	Put - OTC USD versus SGD			1.237	11/05/2026	205	(2)	(2)
GLM	Call - OTC USD versus HKD		HKD	7.850	08/14/2026	9,285	(4)	(3)
MBC	Call - OTC USD versus HKD			7.850	08/14/2026	34,122	(15)	(11)
	Call - OTC USD versus HKD			7.850	08/24/2026	17,560	(9)	(6)
MYI	Put - OTC USD versus BRL		BRL	5.160	02/04/2026	54,300	(140)	(18)
	Call - OTC USD versus BRL			5.700	02/04/2026	54,300	(702)	(386)

							$(1,916)	$(1,279)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.622%	01/29/2026	84,200	$(180)	$(115)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.882	01/29/2026	84,200	(180)	(249)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.580	01/05/2026	19,900	(46)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.860	01/05/2026	19,900	(46)	(4)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.578	01/12/2026	20,000	(44)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.878	01/12/2026	20,000	(44)	(20)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.625	01/08/2026	22,500	(57)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.925	01/08/2026	22,500	(57)	(5)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.498	01/05/2026	17,600	(41)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.798	01/05/2026	17,600	(40)	(26)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.639	01/12/2026	59,900	(142)	(19)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.919	01/12/2026	59,900	(142)	(29)

							$(1,019)	$(471)

Total Written Options							$(2,935)	$(1,750)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	South Korea Government International Bonds	(1.000)%	Quarterly	12/20/2029	0.187%	$22,200	$(741)	$60	$0	$(681)
South Korea Government International Bonds	(1.000)	Quarterly	12/20/2030	0.220	61,300	(2,263)	52	0	(2,211)

$(3,004)	$112	$0	$(2,892)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(4)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

DUB	Petroleos Mexicanos «	4.750%	Monthly	07/06/2026	—♦	$27,549	$0	$239	$239	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(4)
Swap Agreements, at Value(7)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	3,500	$812	$13	$825	$0
BPS	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	16,980	3,909	93	4,002	0
CBK	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	5,000	1,132	46	1,178	0
JPM	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	16,060	3,690	95	3,785	0

$9,543	$247	$9,790	$0

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Upfront Payable/(Receivable)	Unrealized Appreciation/(Depreciation)	Asset	Liability

CBK	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.357% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/16/2027	$669,022	JPY	100,353,300	$8,564	$(132)	$8,432	$0
FAR	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.442% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	09/16/2031	154,931	22,750,000	651	226	877	0
GLM	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.315% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/16/2027	593,871	92,050,000	383	(355)	28	0
Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.323% based on the notional amount of currency received	Floating rate equal to 1-Day GBP-SOFR based on the notional amount of currency delivered	Maturity	10/22/2045	165,634	GBP	123,405	(154)	407	253	0

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.425% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	09/16/2031	15,306	JPY	2,250,000	17	11	28	0

								$9,461	$157	$9,618	$0

INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	3-Month CNY-CNREPOFIX(2)	1.500%	Quarterly	03/18/2031	CNY	2,420,960	$(2,001)	$527	$0	$(1,474)
CBK	Pay	3-Month CNY-CNREPOFIX(2)	1.500	Quarterly	03/18/2031		2,775,200	0	(1,690)	0	(1,690)
SCX	Pay	3-Month CNY-CNREPOFIX(2)	1.500	Quarterly	03/18/2031		647,000	299	(693)	0	(394)

								$(1,702)	$(1,856)	$0	$(3,558)

TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(9)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.225% (SOFR plus a specified spread)	Maturity	03/20/2026	$229,500	$0	$(810)	$0	$(810)

Total Swap Agreements								$14,298	$(1,911)	$19,647	$(7,260)

(m)

Securities with an aggregate market value of $319,130 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

♦		Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)		Notional Amount represents the number of contracts.
(2)		This instrument has a forward starting effective date.
(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)		At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(9)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3	Fair Value at 12/31/2025

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$4,030	$0	$4,030
Australia
Corporate Bonds & Notes	0	36,287	0	36,287
Non-Agency Mortgage-Backed Securities	0	0	169,841	169,841
Sovereign Issues	0	475,482	0	475,482
Belgium
Corporate Bonds & Notes	0	8,264	0	8,264
Bermuda
Asset-Backed Securities	0	24,121	0	24,121
Brazil
Sovereign Issues	0	314,930	0	314,930
Bulgaria
Sovereign Issues	0	48,478	0	48,478
Canada
Corporate Bonds & Notes	0	73,987	0	73,987
Non-Agency Mortgage-Backed Securities	0	14,652	0	14,652
Sovereign Issues	0	663,301	0	663,301
Cayman Islands
Asset-Backed Securities	0	283,663	0	283,663
Corporate Bonds & Notes	0	50,975	7,903	58,878
Sovereign Issues	0	9,999	0	9,999
Chile
Sovereign Issues	0	14,631	0	14,631
China
Sovereign Issues	0	1,419,622	0	1,419,622
Costa Rica
Sovereign Issues	0	29,825	0	29,825
Denmark
Corporate Bonds & Notes	0	428,246	0	428,246
France
Corporate Bonds & Notes	0	120,122	0	120,122
Sovereign Issues	0	649,811	0	649,811
Germany
Corporate Bonds & Notes	0	25,493	0	25,493
Hungary
Sovereign Issues	0	5,801	0	5,801
Ireland
Asset-Backed Securities	0	534,372	0	534,372
Corporate Bonds & Notes	0	3,552	0	3,552
Loan Participations and Assignments	0	0	40,746	40,746
Non-Agency Mortgage-Backed Securities	0	15,171	0	15,171
Israel
Sovereign Issues	0	159,440	0	159,440
Italy
Corporate Bonds & Notes	0	50,116	0	50,116
Sovereign Issues	0	344,400	0	344,400
Japan
Corporate Bonds & Notes	0	99,629	0	99,629
Sovereign Issues	0	709,603	0	709,603
Jersey, Channel Islands
Asset-Backed Securities	0	60,522	0	60,522
Corporate Bonds & Notes	0	0	18,984	18,984
Kazakhstan
Sovereign Issues	0	7,863	0	7,863
Kuwait
Sovereign Issues	0	90,881	0	90,881
Luxembourg
Corporate Bonds & Notes	0	1,506	0	1,506
Loan Participations and Assignments	0	0	13,467	13,467
Sovereign Issues	0	90,970	0	90,970
Malaysia
Corporate Bonds & Notes	0	9,769	0	9,769
Sovereign Issues	0	248,246	0	248,246
Mexico
Sovereign Issues	0	4,920	0	4,920
Netherlands
Asset-Backed Securities	0	20,231	0	20,231
Corporate Bonds & Notes	0	15,703	0	15,703
New Zealand
Sovereign Issues	0	153	0	153
Nigeria
Loan Participations and Assignments	0	14,181	0	14,181
Norway
Sovereign Issues	0	13,479	0	13,479
Peru
Sovereign Issues	0	211,328	0	211,328
Poland
Sovereign Issues	0	45,878	0	45,878
Qatar
Corporate Bonds & Notes	0	13,653	0	13,653
Republic of Korea
Sovereign Issues	0	32,876	0	32,876
Romania
Sovereign Issues	0	200,719	0	200,719

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

Saudi Arabia
Corporate Bonds & Notes	0	12,433	0	12,433
Sovereign Issues	0	236,908	0	236,908
Serbia
Loan Participations and Assignments	0	0	22,803	22,803
Singapore
Asset-Backed Securities	0	0	13,400	13,400
Slovakia
Corporate Bonds & Notes	0	13,579	0	13,579
South Africa
Sovereign Issues	0	302,702	0	302,702
South Korea
Sovereign Issues	0	258,091	0	258,091
Spain
Sovereign Issues	0	752,125	0	752,125
Supranational
Corporate Bonds & Notes	0	9,800	0	9,800
Sovereign Issues	0	110,399	0	110,399
Switzerland
Corporate Bonds & Notes	0	57,506	0	57,506
Thailand
Sovereign Issues	0	193,551	0	193,551
United Arab Emirates
Corporate Bonds & Notes	0	66,682	0	66,682
United Kingdom
Asset-Backed Securities	0	9,221	0	9,221
Corporate Bonds & Notes	0	351,010	0	351,010
Loan Participations and Assignments	0	0	7,265	7,265
Non-Agency Mortgage-Backed Securities	0	237,089	0	237,089
Sovereign Issues	0	649,508	0	649,508
United States
Asset-Backed Securities	0	466,455	24,256	490,711
Corporate Bonds & Notes	0	1,105,619	0	1,105,619
Loan Participations and Assignments	0	0	24,319	24,319
Municipal Bonds & Notes	0	22,435	0	22,435
Non-Agency Mortgage-Backed Securities	0	641,706	36,758	678,464
U.S. Government Agencies	0	7,687,055	0	7,687,055
U.S. Treasury Obligations	0	1,155,944	0	1,155,944
Short-Term Instruments
Commercial Paper	0	93,795	0	93,795
Nigeria Treasury Bills	0	45,472	0	45,472
U.S. Treasury Bills	0	102,735	0	102,735

$0	$22,282,701	$379,742	$22,662,443
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$833,101	$0	$0	$833,101

Total Investments	$833,101	$22,282,701	$379,742	$23,495,544

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,202,586)	$0	$(2,202,586)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	5,480	14,978	0	20,458
Over the counter	0	78,906	239	79,145

$5,480	$93,884	$239	$99,603
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(6,855)	(18,319)	0	(25,174)
Over the counter	0	(215,550)	0	(215,550)

$(6,855)	$(233,869)	$0	$(240,724)

Total Financial Derivative Instruments	$(1,375)	$(139,985)	$239	$(141,121)

Totals	$831,726	$19,940,130	$379,981	$21,151,837

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2025:
Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2025 (2)

Investments in Securities, at Value
Australia
Non-Agency Mortgage-Backed Securities	$0	$166,404	$0	$0	$0	$3,437	$0	$0	$169,841	$3,437
Cayman Islands

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

Corporate Bonds & Notes	0	7,838	0	0	0	65	0	0	7,903	65
Ireland
Asset-Backed Securities	32,226	0	(2,731)	0	179	2,585	0	(32,259)	0	0
Loan Participations and Assignments	37,338	0	0	31	0	3,377	0	0	40,746	3,377
Jersey, Channel Islands
Corporate Bonds & Notes	0	19,000	0	0	0	(16)	0	0	18,984	(17)
Luxembourg
Loan Participations and Assignments	0	13,228	0	4	0	235	0	0	13,467	235
Serbia
Loan Participations and Assignments(3)	49,785	0	(32,334)	10	4,654	688	0	0	22,803	1,616
Singapore
Asset-Backed Securities	0	13,400	0	0	0	0	0	0	13,400	0
United Kingdom
Loan Participations and Assignments	3,372	3,600	0	0	0	293	0	0	7,265	293
United States
Asset-Backed Securities	68,994	5,277	(51,200)	9	(129)	1,305	0	0	24,256	1,350
Loan Participations and Assignments	12,801	11,912	(401)	0	0	7	0	0	24,319	7
Non-Agency Mortgage-Backed Securities	37,238	0	(1,537)	49	76	932	0	0	36,758	939

	$241,754	$240,659	$(88,203)	$103	$4,780	$12,908	$0	$(32,259)	$379,742	$11,302
Financial Derivative Instruments - Assets
Over the counter	$431	$0	$(123)	$0	$0	$(69)	$0	$0	$239	$(70)

Totals	$242,185	$240,659	$(88,326)	$103	$4,780	$12,839	$0	$(32,259)	$379,981	$11,232

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 12/31/2025	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Australia
Non-Agency Mortgage-Backed Securities		$169,841	Recent Transaction			Purchase Price			100.000	—
Cayman Islands
Corporate Bonds & Notes		7,903	Discounted Cash Flow			Discount Rate			5.429	—
Ireland
Loan Participations and Assignments		40,746	Discounted Cash Flow			Discount Rate			3.939	—
Jersey, Channel Islands
Corporate Bonds & Notes		18,984	Discounted Cash Flow			Discount Rate			4.690	—
Luxembourg
Loan Participations and Assignments		13,467	Discounted Cash Flow			Discount Rate			4.310 - 4.455	4.382
Serbia
Loan Participations and Assignments		22,803	Discounted Cash Flow			Discount Rate			3.843	—
Singapore
Asset-Backed Securities		13,400	Recent Transaction			Purchase price			100.000	—
United Kingdom
Loan Participations and Assignments		7,265	Discounted Cash Flow			Discount Rate			3.940 - 6.670	5.293
United States
Asset-Backed Securities		24,256	Discounted Cash Flow			Discount Rate			6.410 - 25.000	7.034
Loan Participations and Assignments		16,328	Discounted Cash Flow			Discount Rate			3.990 - 5.690	5.300
		7,991	Recent Transaction			Purchase Price			100.000	—
Non-Agency Mortgage-Backed Securities		36,758	Discounted Cash Flow			Discount Rate			5.230 - 7.132	5.695
Financial Derivative Instruments - Assets
Over the counter		239	Indicative Market Quotation			Broker Quote			0.497	—

Total		$379,981

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)			Security country updated from Luxembourg to Serbia since prior fiscal year end.

Schedule of Investments PIMCO International Bond Fund (Unhedged)	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 124.1% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Republic Government International Bonds
0.750% due 07/09/2030 þ		$472	$403
1.000% due 07/09/2029		12	11
3.500% due 07/09/2041 þ		100	69

Total Argentina (Cost $404)			483

AUSTRALIA 4.1%
CORPORATE BONDS & NOTES 0.6%
Commonwealth Bank of Australia 4.971% due 01/22/2030		$5,900	6,133

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.0%
Project Cashmere 4.543% due 12/30/2057 «(b)	AUD	16,400	10,945

SOVEREIGN ISSUES 2.5%
Australia Government Bonds
1.750% due 06/21/2051		1,000	341
2.500% due 05/21/2030		1,100	684
New South Wales Treasury Corp.
1.750% due 03/20/2034		5,800	3,001
2.000% due 03/08/2033		4,600	2,525
2.500% due 11/22/2032		8,400	4,829
Queensland Treasury Corp.
1.500% due 08/20/2032		4,900	2,641
1.750% due 07/20/2034		2,000	1,017
2.000% due 08/22/2033		2,900	1,560
5.250% due 07/21/2036		5,700	3,746
Treasury Corp. of Victoria
2.000% due 09/17/2035		4,700	2,336
2.250% due 09/15/2033		6,700	3,659
4.250% due 12/20/2032		1,500	959

			27,298

Total Australia (Cost $43,956)			44,376

BELGIUM 0.2%
CORPORATE BONDS & NOTES 0.2%
Warehouses De Pauw CVA 3.125% due 01/15/2031	EUR	1,700	1,970

Total Belgium (Cost $1,972)			1,970

BERMUDA 0.3%
ASSET-BACKED SECURITIES 0.1%
Trinitas CLO XX Ltd. 4.924% due 07/20/2035 •		$1,300	1,297

CORPORATE BONDS & NOTES 0.2%
Aircastle Ltd./Aircastle Ireland DAC 5.000% due 09/15/2030		2,300	2,325

Total Bermuda (Cost $3,585)			3,622

BRAZIL 1.1%
SOVEREIGN ISSUES 1.1%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2026 (d)	BRL	70,900	12,516

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2025 (Unaudited)

Total Brazil (Cost $12,716)			12,516

BULGARIA 0.4%
SOVEREIGN ISSUES 0.4%
Bulgaria Government International Bonds
3.375% due 07/18/2035	EUR	2,300	2,657
4.125% due 07/18/2045		1,400	1,582

Total Bulgaria (Cost $4,238)			4,239

CANADA 3.8%
CORPORATE BONDS & NOTES 1.1%
Bank of Nova Scotia 0.010% due 09/14/2029	EUR	1,900	2,027
Canadian Imperial Bank of Commerce 4.876% due 01/14/2030		$4,500	4,660
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	900	1,051
Royal Bank of Canada
4.498% due 08/06/2029 •		$2,100	2,121
4.696% due 08/06/2031 •		2,300	2,331

			12,190

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Real Estate Asset Liquidity Trust
2.381% due 02/12/2055 ~	CAD	167	121
2.867% due 02/12/2055 ~		2,400	1,685

			1,806

SOVEREIGN ISSUES 2.5%
Canada Government Bonds 2.750% due 03/01/2030		100	72
Canada Government Real Return Bonds 1.500% due 12/01/2044 (f)		1,573	1,090
Export Development Canada 7.130% due 03/11/2029	INR	123,600	1,388
Province of British Columbia 4.150% due 06/18/2034	CAD	4,300	3,236
Province of Ontario 3.650% due 06/02/2033		13,500	9,922
Province of Quebec
3.600% due 09/01/2033		10,500	7,647
4.450% due 09/01/2034		2,000	1,531
PSP Capital, Inc. 4.500% due 09/05/2031	AUD	3,500	2,285

			27,171

Total Canada (Cost $40,725)			41,167

CAYMAN ISLANDS 2.7%
ASSET-BACKED SECURITIES 2.2%
Arbor Realty Commercial Real Estate Notes Ltd. 5.434% due 01/15/2037 •		$1,535	1,544
KKR CLO 41 Ltd. 5.235% due 04/15/2035 •		2,100	2,102
LoanCore Issuer Ltd. 5.493% due 01/17/2037 •		1,070	1,071
Post CLO Ltd. 4.985% due 10/15/2034 •		2,250	2,250
Romark CLO - IV Ltd. 5.067% due 07/10/2034 •		2,600	2,601
Romark Credit Funding Ltd. 5.423% due 07/29/2043		1,800	1,811
Starwood Ltd.
5.049% due 04/18/2038 •		1,550	1,552
5.334% due 11/15/2038 •		1,305	1,308
Symphony CLO XXIX Ltd. 5.433% due 10/15/2035 •		2,300	2,300
TCI-Symphony CLO Ltd. 5.193% due 10/13/2032 •		1,288	1,289
Trinitas CLO XVII Ltd. 5.034% due 10/20/2034 •		3,100	3,101
TRTX Issuer Ltd. 5.386% due 02/15/2039 •		2,310	2,306

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2025 (Unaudited)

Venture 36 CLO Ltd. 5.276% due 04/20/2032 •		1,317	1,318

			24,553

CORPORATE BONDS & NOTES 0.4%
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		503	488
4.950% due 10/15/2032		1,300	1,288
Kona Spc Ltd. 5.718% due 09/15/2026 «•	EUR	1,000	1,180
Sands China Ltd. 5.400% due 08/08/2028		$1,500	1,530

			4,486

SOVEREIGN ISSUES 0.1%
KSA Sukuk Ltd. 5.268% due 10/25/2028		800	825

Total Cayman Islands (Cost $29,783)			29,864

CHILE 0.1%
SOVEREIGN ISSUES 0.1%
Chile Government International Bonds 4.850% due 01/22/2029		$800	819

Total Chile (Cost $800)			819

CHINA 8.9%
SOVEREIGN ISSUES 8.9%
China Development Bank
2.630% due 01/08/2034	CNY	189,660	28,423
2.820% due 05/22/2033		191,170	28,985
China Government Bonds
1.650% due 05/15/2035		158,200	22,246
1.920% due 01/15/2055		70,800	9,356
3.530% due 10/18/2051		47,500	8,352

Total China (Cost $96,114)			97,362

COSTA RICA 0.2%
SOVEREIGN ISSUES 0.2%
Costa Rica Government International Bonds 5.500% due 11/21/2030	EUR	1,750	2,109

Total Costa Rica (Cost $2,037)			2,109

DENMARK 0.1%
CORPORATE BONDS & NOTES 0.1%
Jyske Realkredit AS
1.000% due 10/01/2050	DKK	36	4
Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053		2,228	286
Nykredit Realkredit AS
1.500% due 10/01/2053		5,189	657
Realkredit Danmark AS
1.500% due 10/01/2053		4,007	508

Total Denmark (Cost $1,752)			1,455

FRANCE 2.7%
CORPORATE BONDS & NOTES 0.3%
Banque Federative du Credit Mutuel SA 5.088% due 01/23/2027		$900	910
BPCE SA 5.716% due 01/18/2030 •		2,400	2,485

			3,395

SOVEREIGN ISSUES 2.4%
French Republic Government Bonds OAT
0.750% due 02/25/2028	EUR	4,200	4,776
2.750% due 10/25/2027		4,200	4,980

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2025 (Unaudited)

2.750% due 02/25/2030		13,900	16,379

			26,135

Total France (Cost $26,735)			29,530

HUNGARY 0.0%
SOVEREIGN ISSUES 0.0%
Hungary Government International Bonds 6.000% due 09/26/2035		$400	417

Total Hungary (Cost $394)			417

IRELAND 3.7%
ASSET-BACKED SECURITIES 3.7%
Arcano Euro CLO II DAC 0.000% due 07/25/2039 •	EUR	2,900	3,411
ARES European CLO XIV DAC 3.040% due 10/21/2034 •		1,448	1,703
Barings Euro CLO DAC 0.000% due 08/15/2039 •(b)		700	823
BlackRock European CLO III DAC 2.884% due 07/19/2035 •		1,300	1,525
Cairn CLO X DAC 2.789% due 10/15/2031 •		742	873
Cairn CLO XI DAC 3.187% due 01/15/2040 •		2,300	2,706
CVC Cordatus Loan Fund XXX DAC 3.297% due 05/15/2037 •		2,300	2,705
CVC Cordatus Opportunity Loan Fund-R DAC 2.904% due 08/15/2033 •		1,001	1,175
Dryden 27 R Euro CLO DAC 2.686% due 04/15/2033 •		933	1,097
Dryden Euro CLO 3.342% due 10/18/2039 •		3,400	3,999
Grosvenor Place CLO DAC
3.249% due 01/15/2039 •		1,800	2,117
3.383% due 08/15/2039 •		800	940
Harvest CLO XVI DAC 3.336% due 10/15/2038 •		2,300	2,703
Jubilee CLO DAC 2.659% due 04/15/2031 •		893	1,049
OCP Euro CLO DAC 3.300% due 10/20/2039 •		4,000	4,705
Palmer Square European Loan Funding DAC
2.859% due 10/15/2034 •		1,264	1,487
3.047% due 07/15/2035 •		1,600	1,880
Sculptor European CLO VI DAC 3.059% due 10/15/2034 •		1,900	2,235
Tikehau CLO V DAC 3.253% due 10/15/2038 •		2,600	3,058

Total Ireland (Cost $39,104)			40,191

ISRAEL 0.7%
SOVEREIGN ISSUES 0.7%
Israel Government International Bonds
4.500% due 01/17/2033		$600	590
5.375% due 03/12/2029		1,300	1,340
5.375% due 02/19/2030		2,400	2,485
5.500% due 03/12/2034 (h)		1,300	1,348
5.625% due 02/19/2035		300	314
5.750% due 03/12/2054		1,300	1,253

Total Israel (Cost $7,110)			7,330

ITALY 2.9%
CORPORATE BONDS & NOTES 0.3%
Banca Monte dei Paschi di Siena SpA 0.875% due 10/08/2027	EUR	1,800	2,096
Intesa Sanpaolo SpA 8.248% due 11/21/2033 •		$1,000	1,181

			3,277

SOVEREIGN ISSUES 2.6%
Cassa Depositi e Prestiti SpA
4.375% due 10/01/2030		2,500	2,513
5.750% due 05/05/2026		1,400	1,408

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2025 (Unaudited)

Italy Buoni Poliennali Del Tesoro
2.100% due 08/26/2027	EUR	16,000	18,779
2.700% due 10/15/2027		3,800	4,502
3.600% due 10/01/2035		1,100	1,305

			28,507

Total Italy (Cost $31,622)			31,784

JAPAN 4.5%
CORPORATE BONDS & NOTES 0.7%
Mitsubishi UFJ Financial Group, Inc. 5.159% due 04/24/2031 •		$1,600	1,649
Nomura Holdings, Inc. 2.329% due 01/22/2027		1,000	983
NTT Finance Corp. 5.171% due 07/16/2032		2,200	2,258
Sumitomo Mitsui Financial Group, Inc. 5.246% due 07/08/2036 •		2,300	2,357

			7,247

SOVEREIGN ISSUES 3.8%
Development Bank of Japan, Inc. 4.000% due 08/28/2027		1,800	1,807
Japan Government CPI-Linked Bonds 0.100% due 03/10/2028 (f)	JPY	1,504,882	9,775
Japan Government Five Year Bonds 0.400% due 06/20/2029		320,000	1,977
Japan Government Forty Year Bonds 2.200% due 03/20/2064		588,000	2,733
Japan Government Thirty Year Bonds
0.500% due 09/20/2046		74,000	292
0.500% due 03/20/2049		404,200	1,458
0.700% due 12/20/2050		250,000	893
0.700% due 03/20/2051		250,000	883
0.700% due 06/20/2051		200,000	700
1.000% due 03/20/2052		500,000	1,880
2.300% due 12/20/2054		872,150	4,472
2.800% due 06/20/2055		150,000	857
3.200% due 09/20/2055		240,000	1,486
Japan Government Twenty Year Bonds
0.400% due 06/20/2040		850,000	4,022
2.000% due 12/20/2044		470,000	2,611
2.400% due 03/20/2045		738,000	4,362
2.500% due 06/20/2045		190,000	1,138

			41,346

Total Japan (Cost $61,262)			48,593

JERSEY, CHANNEL ISLANDS 0.2%
ASSET-BACKED SECURITIES 0.2%
Golub Capital Partners CLO 50B-R Ltd. 4.994% due 04/20/2035 •		$1,900	1,900

Total Jersey, Channel Islands (Cost $1,900)			1,900

KAZAKHSTAN 0.1%
SOVEREIGN ISSUES 0.1%
Development Bank of Kazakhstan JSC 18.400% due 10/16/2028	KZT	268,000	549

Total Kazakhstan (Cost $495)			549

KUWAIT 0.5%
SOVEREIGN ISSUES 0.5%
Kuwait International Government Bonds
4.016% due 10/09/2028		$2,600	2,607
4.136% due 10/09/2030		1,300	1,302
4.652% due 10/09/2035		1,900	1,902

Total Kuwait (Cost $5,800)			5,811

LUXEMBOURG 0.5%
SOVEREIGN ISSUES 0.5%
Eagle Funding Luxco SARL 5.500% due 08/17/2030		$5,300	5,405

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2025 (Unaudited)

Total Luxembourg (Cost $5,288)			5,405

MALAYSIA 1.3%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd.
3.404% due 04/28/2061		$800	544
4.550% due 04/21/2050		400	353
4.800% due 04/21/2060		400	362

			1,259

SOVEREIGN ISSUES 1.2%
Malaysia Government Bonds
2.632% due 04/15/2031	MYR	3,700	883
3.519% due 04/20/2028		47,830	11,931
4.762% due 04/07/2037		1,700	460

			13,274

Total Malaysia (Cost $13,036)			14,533

MEXICO 0.0%
SOVEREIGN ISSUES 0.0%
Mexico Government International Bonds 5.000% due 04/27/2051		$600	484

Total Mexico (Cost $559)			484

NETHERLANDS 0.1%
CORPORATE BONDS & NOTES 0.1%
ING Groep NV 5.525% due 03/25/2036 •		$800	831

Total Netherlands (Cost $800)			831

NEW ZEALAND 0.4%
CORPORATE BONDS & NOTES 0.3%
Bank of New Zealand 3.708% due 12/20/2028	EUR	3,000	3,642

SOVEREIGN ISSUES 0.1%
New Zealand Government Bonds 1.500% due 05/15/2031	NZD	1,000	510

Total New Zealand (Cost $4,047)			4,152

NORWAY 0.1%
SOVEREIGN ISSUES 0.1%
Kommunalbanken AS 1.900% due 01/19/2027	AUD	2,200	1,433

Total Norway (Cost $1,603)			1,433

PERU 1.2%
CORPORATE BONDS & NOTES 0.1%
Credicorp Capital Sociedad Titulizadora SA 10.100% due 12/15/2043	PEN	2,800	906

SOVEREIGN ISSUES 1.1%
Peru Government International Bonds
2.780% due 12/01/2060		$1,000	545
5.400% due 08/12/2034	PEN	5,700	1,692
6.150% due 08/12/2032		16,200	5,201
6.900% due 08/12/2037		6,600	2,056

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2025 (Unaudited)

6.950% due 08/12/2031		8,961	2,964

			12,458

Total Peru (Cost $12,479)			13,364

POLAND 0.3%
SOVEREIGN ISSUES 0.3%
Republic of Poland Government International Bonds
4.625% due 03/18/2029		$1,600	1,635
4.875% due 02/12/2030		500	515
5.375% due 02/12/2035		1,300	1,351

Total Poland (Cost $3,404)			3,501

QATAR 0.1%
CORPORATE BONDS & NOTES 0.1%
QatarEnergy 2.250% due 07/12/2031		$600	541

Total Qatar (Cost $596)			541

REPUBLIC OF KOREA 0.2%
SOVEREIGN ISSUES 0.2%
Korea Gas Corp. 3.500% due 10/21/2029		$2,000	1,920

Total Republic of Korea (Cost $1,936)			1,920

ROMANIA 0.8%
SOVEREIGN ISSUES 0.8%
Romania Government International Bonds
2.000% due 01/28/2032	EUR	600	603
2.000% due 04/14/2033		100	96
2.124% due 07/16/2031		200	206
2.625% due 12/02/2040		800	620
2.875% due 04/13/2042		1,200	932
3.750% due 02/07/2034		1,200	1,272
5.000% due 09/27/2026		73	87
5.125% due 09/24/2031		1,800	2,166
5.250% due 03/10/2030		600	738
5.250% due 05/30/2032		700	842
5.625% due 05/30/2037		700	802
6.250% due 09/10/2034		200	247
6.500% due 10/07/2045		300	351

Total Romania (Cost $9,438)			8,962

SAUDI ARABIA 1.7%
CORPORATE BONDS & NOTES 0.1%
Saudi Arabian Oil Co.
2.250% due 11/24/2030		$800	724
6.375% due 06/02/2055		800	837

			1,561

SOVEREIGN ISSUES 1.6%
Saudi Government International Bonds
3.375% due 03/05/2032	EUR	1,200	1,418
3.750% due 03/05/2037		300	347
4.750% due 01/18/2028		$2,700	2,738
4.750% due 01/16/2030		6,600	6,743
4.875% due 07/18/2033		400	407
5.000% due 01/16/2034		1,200	1,229
5.125% due 01/13/2028		1,700	1,738
5.375% due 01/13/2031		1,000	1,049
5.625% due 01/13/2035		2,200	2,336

			18,005

Total Saudi Arabia (Cost $18,986)			19,566

SERBIA 0.2%
SOVEREIGN ISSUES 0.2%
Serbia International Bonds
1.000% due 09/23/2028	EUR	1,100	1,208
2.050% due 09/23/2036		900	825

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2025 (Unaudited)

Total Serbia (Cost $2,318)			2,033

SOUTH AFRICA 1.6%
SOVEREIGN ISSUES 1.6%
Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	12,800	661
8.000% due 01/31/2030		38,000	2,347
8.750% due 02/28/2048		13,600	792
8.875% due 02/28/2035		217,000	13,675

Total South Africa (Cost $15,375)			17,475

SOUTH KOREA 1.4%
SOVEREIGN ISSUES 1.4%
Korea National Oil Corp. 4.250% due 09/30/2029		$2,000	2,012
Korea Treasury Bonds
1.375% due 06/10/2030	KRW	77,760	50
2.375% due 12/10/2028		227,450	155
2.625% due 06/10/2028		18,630,300	12,824

Total South Korea (Cost $16,549)			15,041

SPAIN 3.8%
SOVEREIGN ISSUES 3.8%
Autonomous Community of Catalonia 4.220% due 04/26/2035	EUR	500	604
Spain Government Bonds
0.000% due 01/31/2028		5,500	6,182
2.400% due 05/31/2028		3,800	4,480
2.700% due 01/31/2030		3,000	3,546
3.150% due 04/30/2035		10,392	12,128
3.200% due 10/31/2035		5,500	6,419
3.450% due 10/31/2034		7,270	8,717

Total Spain (Cost $40,361)			42,076

SUPRANATIONAL 0.8%
CORPORATE BONDS & NOTES 0.1%
Inter-American Development Bank 2.500% due 04/14/2027	AUD	1,800	1,176

SOVEREIGN ISSUES 0.7%
European Union
3.375% due 12/12/2035	EUR	1,000	1,193
3.750% due 10/12/2045		5,500	6,378

			7,571

Total Supranational (Cost $8,909)			8,747

SWITZERLAND 0.4%
CORPORATE BONDS & NOTES 0.4%
UBS Group AG
3.091% due 05/14/2032 •		$1,100	1,022
3.869% due 01/12/2029 •		400	398
4.844% due 11/06/2033 •		1,000	1,001
5.617% due 09/13/2030 •		1,500	1,567

Total Switzerland (Cost $3,840)			3,988

THAILAND 0.8%
SOVEREIGN ISSUES 0.8%
Thailand Government Bonds
2.410% due 03/17/2035	THB	20,670	701
2.500% due 11/17/2029		185,290	6,166
3.775% due 06/25/2032		55,960	2,040

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2025 (Unaudited)

Total Thailand (Cost $7,903)			8,907

UNITED ARAB EMIRATES 0.3%
CORPORATE BONDS & NOTES 0.3%
Abu Dhabi Developmental Holding Co. PJSC
4.375% due 10/02/2031		$2,400	2,391
4.500% due 05/06/2030		200	202
5.000% due 05/06/2035		400	407
MDGH GMTN RSC Ltd. 5.500% due 04/28/2033		600	635

Total United Arab Emirates (Cost $3,576)			3,635

UNITED KINGDOM 6.9%
ASSET-BACKED SECURITIES 0.2%
Together Asset-Backed Securitisation 14 PLC 4.604% due 08/15/2066 ~	GBP	1,832	2,468

CORPORATE BONDS & NOTES 2.2%
HSBC Holdings PLC
4.856% due 05/23/2033 •	EUR	1,800	2,269
5.597% due 05/17/2028 •		$500	509
5.887% due 08/14/2027 •		900	910
Nationwide Building Society 2.972% due 02/16/2028 •		700	692
NatWest Group PLC
5.076% due 01/27/2030 •		1,600	1,636
5.778% due 03/01/2035 •		2,900	3,068
NatWest Markets PLC 4.915% (SOFRRATE + 1.190%) due 03/21/2030 ~		2,200	2,225
Santander U.K. Group Holdings PLC
4.795% (SOFRINDX + 1.070%) due 09/22/2029 ~		3,900	3,900
6.534% due 01/10/2029 •		2,350	2,456
Standard Chartered PLC 6.187% due 07/06/2027 •		2,400	2,425
Vmed O2 U.K. Financing I PLC
5.625% due 04/15/2032	EUR	3,100	3,675
6.750% due 01/15/2033		$700	695

			24,460

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.3%
Braccan Mortgage Funding PLC 4.696% due 05/17/2067 •	GBP	2,876	3,886
Curzon Mortgages PLC 5.109% due 07/28/2049 •		1,633	2,203
EuroMASTR PLC 4.100% due 06/15/2040 •		103	138
Eurosail-U.K. PLC 4.851% due 06/13/2045 •		225	304
RMAC Securities No. 1 PLC 4.147% due 06/12/2044 •		$97	94
Towd Point Mortgage Funding - Granite 6 PLC 4.856% due 07/20/2053 •	GBP	1,882	2,539
Towd Point Mortgage Funding 3 PLC 5.248% due 02/20/2054 •		1,831	2,477
Tower Bridge Funding PLC 4.552% due 12/20/2066 •		1,925	2,597

			14,238

SOVEREIGN ISSUES 3.2%
U.K. Gilts
0.625% due 10/22/2050		3,500	1,744
1.250% due 07/31/2051		5,700	3,414
1.500% due 07/31/2053		2,400	1,489
1.750% due 01/22/2049		1,900	1,393
4.375% due 03/07/2030		16,600	22,764
5.250% due 01/31/2041		2,500	3,480
5.375% due 01/31/2056		1,000	1,388

			35,672

Total United Kingdom (Cost $83,349)			76,838

UNITED STATES 63.0%
ASSET-BACKED SECURITIES 0.9%
ACE Securities Corp. Home Equity Loan Trust 4.146% due 07/25/2036 •		$2,147	724

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2025 (Unaudited)

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 4.716% due 07/25/2034 •		12	12
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 3.311% due 02/25/2034 •		96	104
Bear Stearns Asset-Backed Securities Trust 4.646% due 09/25/2046 •		286	279
Citigroup Mortgage Loan Trust, Inc.
3.906% due 07/25/2045 •		495	352
3.916% due 05/25/2037 •		60	41
Countrywide Asset-Backed Certificates 4.526% due 12/25/2036 •		33	28
Credit Suisse First Boston Mortgage Securities Corp.
5.196% due 05/25/2044 •		268	280
Credit-Based Asset Servicing & Securitization LLC 4.226% due 07/25/2037 •		87	59
GSAMP Trust
4.106% due 12/25/2046 •		967	517
4.326% due 09/25/2036 •		1,572	546
Home Equity Asset Trust 4.446% due 11/25/2032 •		1	1
Merrill Lynch Mortgage Investors Trust
4.006% due 09/25/2037 •		102	20
4.086% due 02/25/2037 •		33	9
Morgan Stanley ABS Capital I, Inc. Trust 3.946% due 07/25/2036 •		46	17
Morgan Stanley Home Equity Loan Trust 4.196% due 04/25/2037 •		913	472
Morgan Stanley Mortgage Loan Trust
4.566% due 04/25/2037 •		307	82
6.419% due 09/25/2046 þ		1,264	257
Option One Mortgage Loan Trust
4.066% due 04/25/2037 •		975	703
4.716% due 05/25/2035 •		1,743	1,539
People's Choice Home Loan Securities Trust 5.196% due 01/25/2035 •		83	82
Popular ABS Mortgage Pass-Through Trust 4.156% due 06/25/2047 •		1,190	1,126
Securitized Asset-Backed Receivables LLC Trust
3.946% due 12/25/2036 •		23	11
3.966% due 12/25/2036 •		26	5
4.106% due 05/25/2037 •		223	175
SMB Private Education Loan Trust
1.290% due 07/15/2053		549	525
4.965% due 07/15/2053 •		169	169
5.434% due 02/16/2055 •		1,403	1,417
Soundview Home Loan Trust 3.966% due 11/25/2036 •		25	7
Terwin Mortgage Trust 4.786% due 11/25/2033 •		37	34
Washington Mutual Asset-Backed Certificates Trust 3.851% due 10/25/2036 •		35	12

			9,605

CORPORATE BONDS & NOTES 7.4%
American Express Co. 3.433% due 05/20/2032 •	EUR	1,700	2,010
Bank of America Corp.
5.511% due 01/24/2036 •		$3,400	3,547
5.872% due 09/15/2034 •		2,700	2,882
Beignet Investor LLC 6.581% due 05/30/2049		10,300	10,891
Boeing Co. 6.259% due 05/01/2027		700	718
Bristol-Myers Squibb Co. 5.200% due 02/22/2034		900	936
Brown & Brown, Inc. 6.250% due 06/23/2055		700	729
Credit Suisse AG AT1 Claim		700	206
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		400	360
F&G Global Funding 5.065% (SOFRRATE + 1.325%) due 09/08/2028 ~		2,500	2,516
Ford Motor Credit Co. LLC
2.900% due 02/16/2028		300	289
4.125% due 08/17/2027		1,300	1,290
4.542% due 08/01/2026		600	599
GA Global Funding Trust 2.250% due 01/06/2027		900	884
Glencore Funding LLC
5.186% due 04/01/2030		800	823
5.371% due 04/04/2029		1,900	1,962
Goldman Sachs Group, Inc.
5.016% due 10/23/2035 •		1,600	1,609
5.207% due 01/28/2031 •		1,600	1,654
5.218% due 04/23/2031 •		700	723

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2025 (Unaudited)

5.851% due 04/25/2035 •		1,400	1,489
6.484% due 10/24/2029 •		2,100	2,228
HPS Corporate Lending Fund 4.900% due 09/11/2028		1,400	1,393
JPMorgan Chase & Co.
5.336% due 01/23/2035 •		2,800	2,903
6.087% due 10/23/2029 •		2,600	2,739
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.500% due 08/01/2030		1,700	1,741
Morgan Stanley
3.149% due 11/07/2031 •	EUR	900	1,051
3.749% due 11/07/2036 •		800	926
3.955% due 03/21/2035 •		3,100	3,698
4.654% due 10/18/2030 •		$700	709
5.466% due 01/18/2035 •		1,200	1,248
6.407% due 11/01/2029 •		2,100	2,226
Morgan Stanley Private Bank NA
4.466% due 07/06/2028 •		2,300	2,316
4.734% due 07/18/2031 •		2,300	2,332
Nissan Motor Acceptance Co. LLC 1.850% due 09/16/2026		2,700	2,643
Pacific Gas & Electric Co.
2.100% due 08/01/2027		100	97
4.000% due 12/01/2046		200	151
4.200% due 03/01/2029		1,200	1,193
4.250% due 03/15/2046		100	79
4.550% due 07/01/2030		400	398
PacifiCorp 5.300% due 02/15/2031		1,000	1,030
Philip Morris International, Inc.
3.250% due 06/06/2032	EUR	1,400	1,628
5.125% due 02/13/2031		$800	829
Realty Income Corp. 3.375% due 06/20/2031	EUR	1,700	1,989
Wells Fargo & Co.
4.078% due 09/15/2029 •		$2,500	2,498
5.150% due 04/23/2031 •		2,300	2,375
5.198% due 01/23/2030 •		1,900	1,957
5.211% due 12/03/2035 •		1,400	1,431
6.303% due 10/23/2029 •		1,400	1,480

			81,405

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Avolon TLB Borrower 1 U.S. LLC 5.484% - 9.485% (TSFR1M + 1.750%) due 06/24/2030 ~		1,533	1,544

MUNICIPAL BONDS & NOTES 0.2%
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 2.158% due 06/01/2026		1,300	1,289
Texas Natural Gas Securitization Finance Corp. Revenue Bonds, Series 2023 5.102% due 04/01/2035		419	430

			1,719

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.4%
Adjustable Rate Mortgage Trust 5.404% due 09/25/2035 ~		25	22
American Home Mortgage Assets Trust 4.226% due 09/25/2046 •		382	370
Angel Oak Mortgage Trust 4.846% due 07/25/2062 þ		2,477	2,476
Banc of America Funding Trust
4.328% due 10/20/2046 ~		361	303
4.787% due 01/20/2047 ~		38	33
5.500% due 09/25/2035		247	241
5.750% due 11/25/2035		106	104
5.914% due 11/20/2034 ~		149	147
6.000% due 08/25/2036		42	39
Banc of America Mortgage Trust
5.066% due 09/25/2035 ~		39	35
5.420% due 07/25/2035 ~		33	28
BCAP LLC Trust
4.727% due 01/26/2047 •		108	107
5.250% due 02/26/2036 ~		497	188
Bear Stearns ALT-A Trust
4.139% due 11/25/2036 ~		230	97
4.159% due 08/25/2036 ~		775	346
4.474% due 11/25/2036 ~		818	411
4.559% due 08/25/2036 ~		34	21
4.668% due 11/25/2035 ~		19	14
Bear Stearns ARM Trust
3.991% due 11/25/2034 ~		366	324
4.000% due 05/25/2034 ~		19	17
4.422% due 02/25/2036 ~		65	60

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2025 (Unaudited)

5.613% due 02/25/2034 ~	3	3
5.741% due 10/25/2033 ~	11	11
6.504% due 05/25/2033 ~	12	12
6.811% due 05/25/2034 ~	41	40
Bear Stearns Structured Products, Inc. Trust 5.000% due 01/26/2036 ~	31	22
Bella Vista Mortgage Trust 4.346% due 05/20/2045 •	8	5
Chase Home Lending Mortgage Trust 3.250% due 03/25/2063 ~	848	768
Chase Mortgage Finance Trust
4.927% due 07/25/2037 ~	49	39
6.731% due 02/25/2037 ~	28	28
CHL Mortgage Pass-Through Trust
4.426% due 04/25/2035 •	3	3
4.486% due 03/25/2035 •	369	344
4.506% due 02/25/2035 •	60	57
4.526% due 02/25/2035 •	25	24
4.526% due 03/25/2036 •	3	2
4.530% due 09/25/2047 ~	183	165
4.796% due 11/25/2034 ~	9	9
6.224% due 02/20/2036 •	49	44
Citicorp Mortgage Securities Trust 6.000% due 04/25/2037	25	22
Citigroup Mortgage Loan Trust, Inc.
2.500% due 05/25/2051 ~	5,332	4,473
3.000% due 11/27/2051 ~	3,415	3,003
5.395% due 08/25/2035 ~	24	23
5.750% due 09/25/2035 •	45	46
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 4.561% due 09/25/2035 ~	372	345
Countrywide Alternative Loan Trust
4.166% due 02/25/2047 •	140	132
4.186% due 05/25/2047 •	131	120
4.196% due 05/25/2037 •	328	98
4.246% due 06/25/2036 •	186	74
4.246% due 06/25/2037 •	429	402
4.266% due 05/25/2035 •	297	289
4.266% due 07/25/2046 •	377	349
4.268% due 03/20/2046 •	24	23
4.366% due 07/25/2046 •	675	500
4.406% due 12/25/2035 •	18	17
4.408% due 09/20/2046 •	1,048	952
5.250% due 06/25/2035	64	48
5.429% due 08/25/2035 •	92	89
5.529% due 11/25/2035 •	130	118
6.069% due 11/25/2035 •	93	86
6.250% due 08/25/2037	296	131
6.500% due 08/25/2032	7	7
Credit Suisse First Boston Mortgage Securities Corp. 6.000% due 12/25/2035	107	77
Cross Mortgage Trust 5.036% due 11/25/2070 ~	2,189	2,196
CSMC Trust
2.500% due 07/25/2056 ~	541	454
6.500% due 07/26/2036	585	121
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust 5.500% due 12/25/2035	169	145
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
3.946% due 10/25/2036 •	21	17
6.800% due 07/25/2036 þ	142	125
First Horizon Alternative Mortgage Securities Trust 4.572% due 08/25/2035 ~	190	157
GreenPoint Mortgage Funding Trust
4.206% due 01/25/2037 •	341	320
4.246% due 12/25/2046 •	463	464
4.266% due 04/25/2036 •	155	142
4.386% due 11/25/2045 •	19	19
GreenPoint Mortgage Pass-Through Certificates 7.033% due 10/25/2033 ~	5	5
GreenPoint MTA Trust 4.286% due 06/25/2045 •	52	47
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	657	550
2.500% due 04/25/2052 ~	793	663
GSR Mortgage Loan Trust
4.242% due 05/25/2035 ~	55	40
4.366% due 08/25/2046 •	461	101
4.951% due 09/25/2035 ~	26	25
5.880% due 03/25/2033 •	8	8
HarborView Mortgage Loan Trust
4.226% due 09/19/2037 •	325	287
4.326% due 03/19/2036 •	48	45
4.406% due 02/19/2036 •	196	81
4.466% due 11/19/2035 •	139	90
4.546% due 01/19/2035 •	12	12

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2025 (Unaudited)

4.742% due 07/19/2035 ~	30	22
Impac CMB Trust
4.506% due 03/25/2035 •	7	7
4.626% due 10/25/2034 •	15	15
IndyMac INDA Mortgage Loan Trust 3.197% due 11/25/2035 ~	141	106
IndyMac INDX Mortgage Loan Trust
3.662% due 08/25/2035 ~	90	67
4.266% due 05/25/2046 •	449	417
4.326% due 06/25/2037 •	170	161
4.346% due 02/25/2037 •	619	409
4.373% due 12/25/2034 ~	32	30
4.426% due 11/25/2036 •	141	137
JP Morgan Alternative Loan Trust
4.326% due 10/25/2036 •	936	866
5.358% due 12/25/2035 ~	862	583
5.500% due 11/25/2036 ~	8	3
JP Morgan Mortgage Trust
3.000% due 01/25/2052 ~	5,569	4,874
3.000% due 03/25/2052 ~	5,070	4,450
3.000% due 04/25/2052 ~	4,603	4,045
3.000% due 05/25/2052 ~	7,083	6,221
4.051% due 07/27/2037 ~	251	236
4.146% due 10/25/2035 •	908	625
5.119% due 02/25/2036 ~	155	106
5.191% due 07/25/2035 ~	34	33
5.279% due 10/25/2035 ~	35	34
5.550% due 08/25/2035 ~	2	2
5.869% due 11/25/2033 ~	8	8
Lehman XS Trust 4.486% due 11/25/2046 •	765	602
MASTR Adjustable Rate Mortgages Trust
4.056% due 04/25/2046 •	77	73
4.526% due 05/25/2047 •	1,361	1,152
MASTR Alternative Loan Trust 4.246% due 03/25/2036 •	411	35
Merrill Lynch Mortgage Investors Trust
4.766% due 06/25/2035 ~	40	39
5.060% due 06/25/2037 ~	57	54
6.041% due 02/25/2033 ~	14	14
Merrill Lynch Mortgage-Backed Securities Trust 4.030% due 04/25/2037 ~	10	9
MF1 Trust 4.820% due 12/15/2034 •	3,100	3,099
MFA Trust
1.381% due 04/25/2065 ~	320	315
1.947% due 04/25/2065 ~	123	121
6.105% due 12/25/2068 þ	542	547
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	1,111	1,079
2.750% due 11/25/2059 ~	996	963
Nomura Asset Acceptance Corp. Alternative Loan Trust
0.000% due 02/25/2036 ~	5	0
4.343% due 10/25/2035 ~	82	74
6.320% due 03/25/2047 þ	152	144
6.638% due 03/25/2047 þ	130	123
OBX Trust
3.000% due 01/25/2052 ~	3,232	2,829
5.610% due 11/25/2064 ~	2,820	2,848
7.159% due 10/25/2063 þ	1,153	1,168
One New York Plaza Trust 4.815% due 01/15/2036 •	3,700	3,630
RALI Trust
3.996% due 02/25/2047 •	764	231
4.099% due 08/25/2035 ~	91	31
4.266% due 04/25/2046 •	58	15
5.007% due 10/25/2037 ~	320	255
6.000% due 06/25/2036	285	235
6.000% due 06/25/2037	174	143
Residential Asset Securitization Trust 6.500% due 08/25/2036	658	180
RFMSI Trust 5.532% due 09/25/2035 ~	127	79
Sequoia Mortgage Trust
4.548% due 07/20/2033 •	33	33
6.610% due 04/20/2035 ~	6	6
Structured Adjustable Rate Mortgage Loan Trust
4.286% due 05/25/2037 •	20	19
4.543% due 04/25/2035 ~	294	265
5.429% due 01/25/2035 •	11	10
5.630% due 10/25/2037 •	121	112
6.088% due 04/25/2034 ~	3	3
6.298% due 02/25/2034 ~	18	18
Structured Asset Mortgage Investments II Trust
4.226% due 07/25/2046 •	358	255
4.266% due 04/25/2036 •	45	42

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2025 (Unaudited)

4.286% due 09/25/2047 •	41	37
4.306% due 05/25/2045 •	97	93
4.346% due 07/19/2035 •	15	15
4.426% due 07/19/2034 •	1	1
4.466% due 12/25/2035 •	7	6
5.529% due 08/25/2047 •	600	519
Structured Asset Securities Corp. Mortgage Loan Trust 4.136% due 10/25/2036 •	706	595
TBW Mortgage-Backed Trust 6.470% due 09/25/2036 þ	189	5
Thornburg Mortgage Securities Trust 5.413% due 06/25/2047 •	311	289
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	1,176	1,082
2.710% due 01/25/2060 ~	772	748
2.900% due 10/25/2059 ~	3,620	3,497
4.846% due 05/25/2058 •	378	385
UWM Mortgage Trust 3.000% due 01/25/2052 ~	542	474
Verus Securitization Trust
6.259% due 12/25/2068 þ	448	452
6.876% due 11/25/2068 ~	856	869
WaMu Mortgage Pass-Through Certificates Trust
3.670% due 04/25/2037 ~	386	349
3.878% due 12/25/2046 •	111	100
3.897% due 12/25/2046 •	221	204
3.960% due 03/25/2036 ~	435	388
4.104% due 02/25/2037 ~	107	92
4.123% due 05/25/2046 •	328	300
4.271% due 12/25/2036 ~	13	12
4.372% due 02/25/2037 ~	153	137
4.406% due 11/25/2045 •	90	85
4.426% due 07/25/2045 •	168	162
4.426% due 10/25/2045 •	24	23
4.466% due 01/25/2045 •	19	19
4.486% due 01/25/2045 •	23	22
4.586% due 11/25/2034 •	172	169
4.697% due 12/25/2035 ~	103	96
4.826% due 11/25/2034 •	117	115
4.916% due 03/25/2035 ~	74	74
5.241% due 08/25/2034 ~	73	69
5.429% due 06/25/2042 •	11	10
5.429% due 08/25/2042 •	10	10
5.529% due 11/25/2046 •	75	68
5.731% due 06/25/2033 ~	10	10
6.166% due 03/25/2034 ~	61	62
Washington Mutual Mortgage Pass-Through Certificates Trust
4.969% due 07/25/2046 •	248	154
4.999% due 05/25/2046 •	621	559
6.000% due 10/25/2035	236	190
Wells Fargo Alternative Loan Trust 5.750% due 07/25/2037	42	37

		81,387

U.S. GOVERNMENT AGENCIES 41.7%
Federal Home Loan Mortgage Corp.
2.500% due 02/01/2051 - 01/01/2052	4,071	3,458
3.000% due 06/01/2051	68	60
3.500% due 10/01/2039	241	232
5.500% due 06/01/2053 - 08/01/2053	3,045	3,095
6.000% due 06/01/2053 - 09/01/2054	646	674
6.301% due 11/01/2035 •	14	14
6.430% due 08/01/2035 •	2	2
6.500% due 12/01/2053 - 04/01/2055	32,250	33,525
6.521% due 09/01/2035 •	2	2
Federal Home Loan Mortgage Corp. REMICS
1.733% due 01/15/2038 ~(a)	249	13
4.548% due 12/15/2031 •	5	5
4.673% due 01/15/2038 •	249	246
4.698% due 12/15/2037 •	66	66
4.814% due 11/25/2054 •	1,865	1,873
4.854% due 08/25/2055 •	2,603	2,619
5.274% due 03/25/2055 •	2,928	2,955
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.106% due 08/25/2031 •	4	4
5.229% due 10/25/2044 •	142	131
Federal National Mortgage Association
2.500% due 02/01/2051	64	55
3.000% due 10/01/2049 - 03/01/2060	2,959	2,616
3.500% due 10/01/2034 - 01/01/2059	3,129	2,896
4.000% due 01/01/2048 - 06/01/2050	728	699
4.239% due 03/01/2033 •	9	9
4.855% due 12/01/2036 •	2	2
5.276% due 06/01/2043 •	11	11
5.277% due 10/01/2044 •	14	14

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2025 (Unaudited)

5.500% due 07/01/2053 - 09/01/2053	6,464	6,577
5.756% due 12/01/2034 •	3	3
6.000% due 10/01/2053 - 08/01/2054	6,807	7,048
6.123% due 06/01/2035 •	1	1
6.290% due 09/01/2035 •	3	3
6.346% due 11/01/2034 •	83	87
6.500% due 11/01/2053 - 04/01/2055	41,534	43,175
Federal National Mortgage Association Grantor Trust 6.000% due 02/25/2044	24	24
Federal National Mortgage Association REMICS
4.109% due 07/25/2037 •	58	57
4.389% due 06/25/2029 - 06/25/2036 •	19	19
4.774% due 03/25/2055 •	2,753	2,764
5.034% due 03/25/2055 •	1,735	1,743
6.000% due 04/25/2043	36	36
Federal National Mortgage Association REMICS Trust 6.000% due 07/25/2044	117	122
Federal National Mortgage Association Trust 6.500% due 06/25/2044	2	2
Government National Mortgage Association
3.000% due 05/20/2051 - 12/20/2052	3,719	3,348
3.500% due 10/20/2052 - 06/20/2055	65,478	59,813
4.750% due 10/20/2029 •	1	1
Government National Mortgage Association REMICS
3.000% due 07/20/2046 - 05/20/2047	14	14
4.918% due 12/20/2073 •	1,143	1,154
6.000% due 08/20/2034	800	807
Government National Mortgage Association, TBA
2.500% due 02/01/2056	3,500	3,019
3.000% due 01/01/2056	18,385	16,523
6.500% due 02/01/2056	25,900	26,747
Uniform Mortgage-Backed Security, TBA
5.000% due 02/01/2056	140,800	140,289
5.500% due 02/01/2056	20,800	21,073
6.000% due 02/01/2056 - 03/01/2056	51,894	53,262
6.500% due 02/01/2056	14,400	14,969

		457,956

U.S. TREASURY OBLIGATIONS 5.3%
U.S. Treasury Bonds
1.875% due 02/15/2041 (l)	100	70
2.250% due 08/15/2049 (l)	2,100	1,318
2.375% due 11/15/2049	175	112
3.000% due 02/15/2048	1,600	1,191
3.000% due 08/15/2048	175	130
3.000% due 02/15/2049	250	184
3.375% due 11/15/2048 (h)	3,900	3,087
4.125% due 08/15/2044 (h)	3,375	3,098
4.500% due 11/15/2054 (h)	14,800	13,964
4.625% due 02/15/2055 (h)	8,700	8,383
4.750% due 05/15/2055 (h)	600	590
4.875% due 08/15/2045	315	318
U.S. Treasury Inflation Protected Securities (f)
2.500% due 01/15/2029 (f)(j)	3,033	3,131
3.875% due 04/15/2029 (f)(j)	2,377	2,561
0.125% due 07/15/2031 (f)(j)	3,280	3,040
0.125% due 01/15/2032 (f)(j)	822	752
0.500% due 01/15/2028 (f)(j)	9,768	9,598
0.625% due 07/15/2032 (f)(j)	560	526
1.125% due 01/15/2033 (f)(j)	4,372	4,197
U.S. Treasury Notes
3.500% due 02/15/2033 (j)	1,400	1,361
4.250% due 08/15/2035 (h)	500	504
4.375% due 05/15/2034	600	613

		58,728

Total United States (Cost $700,062)		692,344

SHORT-TERM INSTRUMENTS 1.0%
COMMERCIAL PAPER 0.8%
Air Lease Corp. 4.300% due 01/08/2026	$250	250
ERAC USA Finance LLC 4.200% due 01/12/2026	350	349
HCA, Inc.
4.100% due 01/26/2026	1,450	1,446
4.120% due 02/02/2026	3,050	3,039
4.120% due 02/12/2026	3,050	3,035

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2025 (Unaudited)

Jabil, Inc. 4.130% due 01/07/2026		650	649

			8,768

		SHARES
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.850% (g)		507,369	507

		PRINCIPAL AMOUNT (000s)
NIGERIA TREASURY BILLS 0.2%
31.794% due 06/11/2026 - 06/29/2026 (c)(d)	NGN	4,114,050	2,591

U.S. TREASURY BILLS 0.0%
3.711% due 03/31/2026 (d)(e)(l)		$509	505

Total Short-Term Instruments (Cost $12,167)			12,371

Total Investments in Securities (Cost $1,379,085)			1,364,234

		SHARES
INVESTMENTS IN AFFILIATES 2.3%
SHORT-TERM INSTRUMENTS 2.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.3%
PIMCO Short-Term Floating NAV Portfolio III		2,551,958	24,859

Total Short-Term Instruments (Cost $24,856)			24,859

Total Investments in Affiliates (Cost $24,856)			24,859

Total Investments 126.4% (Cost $1,403,941)			$1,389,093
Financial Derivative Instruments (i)(k) 0.8%(Cost or Premiums, net $4,762)			8,269
Other Assets and Liabilities, net (27.2)%			(298,346)

Net Assets 100.0%			$1,099,016

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BSN	3.930%	12/18/2025	01/02/2026	$(21,538)	$(21,573)
CIB	3.930	12/17/2025	01/07/2026	(8,443)	(8,457)
MBC	3.550	12/12/2025	TBD(2)	(193)	(194)

Total Reverse Repurchase Agreements	$(30,224)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

United States (11.2)%
U.S. Government Agencies (11.2)%
Government National Mortgage Association, TBA	3.500%	02/01/2056	$20,900	$(18,968)	$(19,021)
Uniform Mortgage-Backed Security, TBA	2.000	01/01/2041	21,000	(19,372)	(19,448)
Uniform Mortgage-Backed Security, TBA	2.000	02/01/2056	61,950	(50,223)	(50,080)
Uniform Mortgage-Backed Security, TBA	2.500	02/01/2056	8,400	(7,108)	(7,101)
Uniform Mortgage-Backed Security, TBA	3.000	02/01/2056	7,300	(6,459)	(6,453)
Uniform Mortgage-Backed Security, TBA	3.500	02/01/2056	9,800	(9,037)	(9,030)
Uniform Mortgage-Backed Security, TBA	4.000	02/01/2056	20	(19)	(19)
Uniform Mortgage-Backed Security, TBA	4.500	01/01/2056	1,040	(1,011)	(1,015)
Uniform Mortgage-Backed Security, TBA	5.500	02/01/2056	10,580	(10,690)	(10,719)

Total Short Sales (11.2)%	$(122,887)	$(122,886)

(h)	Securities with an aggregate market value of $29,861 have been pledged as collateral under the terms of master agreements as of December 31, 2025.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(5,680) at a weighted average interest rate of 4.424%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note February Futures	$111.500	01/23/2026	67	$67	$(11)	$(10)
Put - CBOE U.S. Treasury 10-Year Note February Futures	112.000	01/23/2026	17	17	(3)	(5)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2025 (Unaudited)

Call - CBOE U.S. Treasury 10-Year Note February Futures	113.500	01/23/2026	84	84	(16)	(7)

Total Written Options	$(30)	$(22)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Bond March Futures	03/2026	26	$1,822	$0	$1	$(1)
Canada Government 5-Year Bond March Futures	03/2026	144	11,886	(72)	0	(21)
Canada Government 10-Year Bond March Futures	03/2026	242	21,318	(222)	0	(51)
Euro-BTP Future March Futures	03/2026	554	78,244	(319)	0	(234)
Euro-Buxl 30-Year Bond March Futures	03/2026	16	2,071	(43)	0	(6)
Euro-Schatz March Futures	03/2026	37	4,643	(6)	0	(1)
Long Guilt March Futures	03/2026	534	65,769	578	115	(50)
U.S. Treasury 5-Year Note March Futures	03/2026	503	54,980	2	0	(59)
U.S. Treasury 10-Year Note March Futures	03/2026	3	337	0	0	(1)
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	439	50,492	(323)	0	(82)

$(405)	$116	$(506)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond March Futures	03/2026	754	$(55,090)	$(106)	$0	$(63)
Euro-Bobl March Futures	03/2026	296	(40,407)	311	28	0
Euro-Bund March Futures	03/2026	175	(26,236)	328	47	0
Euro-Oat March Futures	03/2026	194	(27,493)	255	66	0
Japan Government 10-Year Bond March Futures	03/2026	32	(27,050)	179	59	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	64	(7,552)	138	24	0

$1,105	$224	$(63)

Total Futures Contracts	$700	$340	$(569)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-45 10-Year Index	(1.000)%	Quarterly	12/20/2035	$75,770	$(582)	$(77)	$(659)	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-45 5-Year Index	1.000%	Quarterly	12/20/2030	$68,430	$1,493	$77	$1,570	$1	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.000%	Annual	06/17/2027	GBP	23,700	$(121)	$(290)	$(411)	$0	$0
Receive	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	09/17/2027	18,100	118	(86)	32	0	(2)
Pay(5)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/17/2028	41,000	184	374	558	13	0
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/18/2028	32,300	(28)	57	29	10	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/17/2030	3,300	(15)	33	18	4	0
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/18/2031	57,800	110	194	304	73	0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/18/2036	31,200	(124)	175	51	0	(45)
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055	500	22	(28)	(6)	0	(1)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2025 (Unaudited)

Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/18/2056		4,700	56	(93)	(37)	0	(13)
Receive(5)	1-Day INR-MIBOR Compounded-OIS	5.750	Semi-Annual	03/18/2031	INR	117,730	0	10	10	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Annual	03/19/2027	JPY	4,080,000	6	(13)	(7)	0	(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Annual	09/17/2027		700,000	(2)	(20)	(22)	0	(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Annual	03/19/2030		420,000	(21)	(49)	(70)	0	(4)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/18/2030		230,000	5	(30)	(25)	0	(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	12/17/2030		320,000	3	(27)	(24)	0	(3)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	5.890	Semi-Annual	03/17/2031		1,260,000	(374)	(275)	(649)	0	(13)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		409,300	(122)	(105)	(227)	0	(5)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2032		2,160,000	(53)	(378)	(431)	0	(25)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		3,557,300	(64)	(1,339)	(1,403)	0	(49)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2035		1,620,000	(173)	(505)	(678)	0	(22)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2035		480,000	28	(172)	(144)	0	(7)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	09/17/2035		5,629,600	(290)	(1,575)	(1,865)	0	(76)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	12/17/2035		340,000	(5)	(68)	(73)	0	(5)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		1,050,000	717	711	1,428	16	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/19/2044		1,170,000	(552)	(1,087)	(1,639)	0	(14)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2055		321,800	30	(364)	(334)	0	(7)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.250	Annual	09/17/2055		430,000	(114)	(203)	(317)	0	(10)
Receive(5)	1-Day SGD-SIBCSORA Compounded-OIS	1.250	Semi-Annual	03/18/2027	SGD	71,600	81	5	86	0	(23)
Receive(5)	1-Day SGD-SIBCSORA Compounded-OIS	1.500	Semi-Annual	03/18/2031		37,210	515	116	631	0	(82)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	08/15/2026		$8,000	0	(8)	(8)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.940	Annual	08/22/2026		10,200	0	(16)	(16)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		40,500	872	(655)	217	9	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		7,000	(1)	21	20	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2027		36,740	721	(168)	553	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2027		15,800	52	57	109	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2027		5,100	24	7	31	0	(2)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2028		15,880	(78)	7	(71)	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028		1,500	(6)	1	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		2,100	(11)	2	(9)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		800	0	(7)	(7)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.851	Annual	02/28/2029		7,000	0	(78)	(78)	7	0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.862	Annual	02/28/2029	5,600	0	(64)	(64)	6	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.290	Annual	05/31/2030	34,678	6	142	148	50	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.375	Annual	05/31/2030	45,795	45	0	45	65	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030	13,100	(237)	62	(175)	21	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031	15,890	(59)	32	(27)	26	0
Receive	1-Day USD-SOFR Compounded-OIS	3.335	Annual	05/15/2032	4,900	76	15	91	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032	6,722	(7)	(60)	(67)	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.828	Annual	05/15/2032	5,300	(105)	38	(67)	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.836	Annual	05/15/2034	1,700	0	(13)	(13)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.847	Annual	05/15/2034	1,000	0	(9)	(9)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.860	Annual	05/15/2034	1,800	0	(17)	(17)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	18,060	465	(487)	(22)	38	0
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034	3,800	(13)	(32)	(45)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034	1,400	(5)	21	16	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034	600	(2)	8	6	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	1,000	(4)	19	15	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034	2,200	(8)	38	30	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034	2,050	(8)	28	20	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034	350	(1)	4	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035	27,760	1,866	(558)	1,308	62	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035	900	(3)	(11)	(14)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035	1,800	(5)	(16)	(21)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035	900	(3)	(4)	(7)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035	2,000	100	(7)	93	4	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.640	Annual	08/15/2035	2,200	4	19	23	5	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.700	Annual	08/15/2035	2,200	(2)	14	12	5	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035	3,664	9	7	16	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035	14,500	(283)	328	45	34	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035	40,720	(235)	375	140	95	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2036	13,420	(257)	43	(214)	31	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	3,600	1,128	335	1,463	9	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053	1,800	25	25	50	6	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.075	Annual	11/15/2053	1,723	13	17	30	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053	5,100	221	564	785	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.955	Annual	11/15/2054	700	0	25	25	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.959	Annual	11/15/2054	1,500	0	53	53	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.964	Annual	11/15/2054	800	0	28	28	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2054	5,000	0	144	144	17	0
Receive	1-Day USD-SOFR Compounded-OIS	4.115	Annual	11/15/2054	3,090	0	27	27	11	0
Receive	1-Day USD-SOFR Compounded-OIS	4.130	Annual	11/15/2054	810	0	5	5	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	02/15/2055	2,300	0	167	167	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.772	Annual	02/15/2055	300	0	21	21	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.804	Annual	02/15/2055	1,800	0	119	119	6	0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.806	Annual	02/15/2055		1,000	0	66	66	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.861	Annual	02/15/2055		100	0	6	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.866	Annual	02/15/2055		1,200	0	65	65	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.773	Annual	03/04/2055		1,400	0	100	100	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		3,210	399	128	527	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	06/25/2055		1,380	5	53	58	5	0
Receive	1-Day USD-SOFR Compounded-OIS	4.065	Annual	06/26/2055		922	(16)	33	17	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.960	Annual	06/27/2055		1,666	(1)	62	61	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		7,700	711	177	888	24	0
Receive	1-Day USD-SOFR Compounded-OIS	4.005	Annual	09/29/2055		624	(7)	24	17	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		4,000	140	143	283	13	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2056		2,530	58	13	71	8	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027	CHF	3,800	(111)	138	27	0	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		5,100	(152)	187	35	0	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.343	Annual	05/16/2027		3,400	(102)	133	31	0	0
Pay(5)	3-Month CNY-CNREPOFIX	1.500	Quarterly	06/18/2030	CNY	39,370	(12)	(3)	(15)	0	0
Pay(5)	3-Month CNY-CNREPOFIX	1.500	Quarterly	03/18/2031		111,400	(129)	61	(68)	2	0
Pay(5)	3-Month KRW-KORIBOR	2.750	Quarterly	03/18/2036	KRW	21,620,020	153	(833)	(680)	4	0
Receive(5)	3-Month NZD-BBR	2.500	Semi-Annual	03/12/2028	NZD	20,000	7	110	117	0	(15)
Receive(5)	3-Month NZD-BBR	3.500	Semi-Annual	03/18/2031		48,100	(348)	520	172	0	(118)
Receive(5)	3-Month PLN-WIBOR	4.723	Annual	12/01/2035	PLN	10,900	3	(7)	(4)	0	(1)
Pay	3-Month SEK-STIBOR	2.474	Annual	02/03/2030	SEK	32,500	(1)	71	70	5	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	8,900	(397)	196	(201)	0	(2)
Pay(5)	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	03/18/2031		107,300	(1,108)	(2,143)	(3,251)	0	(60)
Pay(5)	6-Month AUD-BBR-BBSW	3.750	Semi-Annual	03/18/2031		3,300	(3)	(72)	(75)	0	(2)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2035		7,900	16	(203)	(187)	0	(10)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/19/2035		13,700	62	(206)	(144)	0	(18)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		1,800	11	(35)	(24)	0	(2)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	09/17/2035		16,900	82	(522)	(440)	0	(22)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/17/2035		15,200	255	(443)	(188)	0	(20)
Pay(5)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/18/2036		23,300	(175)	(528)	(703)	0	(28)
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	33,000	(112)	34	(78)	1	0
Pay(5)	6-Month CZK-PRIBOR	4.523	Annual	12/01/2035		60,500	(3)	10	7	3	0
Pay(5)	6-Month EUR-EURIBOR	2.000	Annual	03/18/2028	EUR	80,700	(267)	(300)	(567)	0	(8)
Pay	6-Month EUR-EURIBOR	1.795	Annual	10/11/2029		1,550	0	(28)	(28)	0	(1)
Pay	6-Month EUR-EURIBOR	1.923	Annual	10/11/2029		6,900	0	(85)	(85)	0	(5)
Pay(5)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		146,280	511	(1,417)	(906)	0	(114)
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		77,680	(7)	(1,635)	(1,642)	0	(107)
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2042		980	(65)	(78)	(143)	0	(2)
Pay	6-Month EUR-EURIBOR	0.451	Annual	05/27/2050		1,800	(128)	(893)	(1,021)	0	(4)
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		900	481	140	621	2	0
Receive(5)	6-Month EUR-EURIBOR	2.213	Annual	03/12/2055		15,800	327	1,424	1,751	22	0
Pay(5)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		4,390	61	(323)	(262)	0	(15)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2025 (Unaudited)

Pay	CAONREPO	3.500	Annual	06/19/2026	CAD	10,600	(5)	86	81	1	0
Pay	CAONREPO	3.898	Annual	06/19/2026	24,700	(1)	260	259	2	0
Pay	CAONREPO	3.925	Annual	06/19/2026	19,700	(2)	212	210	1	0
Pay	CAONREPO	1.900	Semi-Annual	12/18/2029	9,600	(608)	397	(211)	0	(3)
Pay	CAONREPO	1.500	Semi-Annual	06/17/2030	6,400	(551)	306	(245)	0	(3)
Pay	CAONREPO	2.750	Semi-Annual	09/17/2030	2,800	(3)	3	0	0	(2)
Receive	CAONREPO	3.250	Semi-Annual	03/15/2033	4,400	68	(134)	(66)	3	0
Receive	CAONREPO	3.000	Semi-Annual	06/01/2033	800	3	(4)	(1)	1	0
Receive	CAONREPO	3.180	Semi-Annual	06/01/2033	5,500	(5)	(50)	(55)	4	0
Receive	CAONREPO	3.300	Semi-Annual	06/01/2033	12,400	97	(293)	(196)	8	0
Receive	CAONREPO	3.400	Semi-Annual	06/01/2033	3,800	(4)	(75)	(79)	2	0
Receive	CAONREPO	2.880	Semi-Annual	09/01/2033	2,200	0	12	12	1	0
Receive	CAONREPO	3.500	Semi-Annual	09/01/2033	3,500	43	(138)	(95)	2	0
Pay(5)	CAONREPO	3.000	Semi-Annual	03/18/2036	3,000	(42)	5	(37)	0	(2)
Pay	CAONREPO	2.750	Semi-Annual	12/18/2048	2,400	(225)	0	(225)	0	(4)
Pay	CAONREPO	2.565	Semi-Annual	03/07/2049	2,600	(299)	(2)	(301)	0	(4)
Pay	CAONREPO	3.250	Semi-Annual	06/21/2053	1,000	16	(54)	(38)	0	(2)

$2,731	$(9,753)	$(7,022)	$928	$(990)

Total Swap Agreements	$3,642	$(9,753)	$(6,111)	$929	$(991)

(j)

Securities with an aggregate market value of $19,287 and cash of $9,531 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	01/2026	$8,810	JPY	1,369,424	$0	$(61)
01/2026	762	NZD	1,357	20	0
BOA	01/2026	CNH	63,568	$9,086	0	(36)
01/2026	INR	1,826	20	0	0
01/2026	KRW	563,590	387	0	(4)
01/2026	PLN	2,381	651	0	(12)
01/2026	THB	7,792	241	0	(7)
01/2026	TWD	30,024	985	29	0
01/2026	$1,028	CAD	1,433	17	0
01/2026	293	CNY	2,066	3	0
01/2026	815	KRW	1,194,308	13	0
01/2026	2,614	PLN	9,568	51	0
01/2026	406	TRY	18,017	11	0
01/2026	139	TWD	4,383	1	0
01/2026	550	ZAR	9,168	3	0
02/2026	ILS	2,242	$704	0	0
02/2026	KRW	1,195,085	821	0	(8)
03/2026	CZK	2,176	EUR	89	0	(1)
03/2026	EUR	253	CZK	6,205	4	0
03/2026	KZT	4,711	$9	0	0
03/2026	$5	CNY	37	0	0
04/2026	186	MXN	3,436	3	0
BPS	01/2026	AUD	5,236	$3,404	0	(91)
01/2026	BRL	3,587	652	0	(3)
01/2026	CHF	252	320	2	0
01/2026	CNH	63,157	9,040	0	(14)
01/2026	EUR	11,940	14,053	21	(5)
01/2026	ILS	3,641	1,119	0	(24)
01/2026	INR	57,698	640	0	(2)
01/2026	JPY	301,100	1,949	25	0
01/2026	PLN	3,162	867	0	(14)
01/2026	TWD	123,465	4,049	118	0
01/2026	$648	BRL	3,587	7	0
01/2026	20,218	CNH	142,250	190	0
01/2026	26,099	EUR	22,185	19	(36)
01/2026	3,292	IDR	55,067,727	6	0
01/2026	310	INR	28,006	1	0
01/2026	796	NZD	1,400	11	0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2025 (Unaudited)

	01/2026		2,620	PLN	9,539	37	0
	01/2026		4,296	TWD	135,031	9	(5)
	01/2026		1,200	ZAR	20,006	6	0
	01/2026	ZAR	8,408		$503	0	(5)
	02/2026	EUR	197	RON	1,008	1	0
	02/2026		$1,000	CNY	7,060	10	0
	02/2026		689	INR	62,087	0	0
	02/2026		1,718	TWD	53,936	0	(3)
	03/2026	CZK	4,024	EUR	164	0	(3)
	03/2026	TWD	35,915		$1,156	15	0
	03/2026		$1,686	CNY	11,838	12	0
	03/2026		2,480	CZK	51,610	33	0
	04/2026	BRL	10,400		$1,821	0	(38)
	04/2026		$331	CNY	2,320	2	0
	05/2026		328	KWD	100	0	(2)
	06/2026		208		63	0	(1)
	07/2026		145		44	0	(1)
	06/2027		144		44	0	(1)
	05/2029	KWD	511		$1,756	69	0
	07/2029		65		222	9	0
	05/2030		344		1,185	42	0
BRC	01/2026	EUR	1,091	RON	5,608	10	0
	01/2026		7,105		$8,344	0	(10)
	01/2026	ILS	967		302	0	(2)
	01/2026	MYR	18,561		4,521	0	(59)
	01/2026	SGD	998		773	0	(4)
	01/2026		$2,460	DKK	15,851	36	0
	01/2026		3,114	NZD	5,383	0	(13)
	01/2026		426	PLN	1,551	6	0
	01/2026		1,237	TRY	55,843	43	0
	01/2026	ZAR	28,039		$1,619	0	(72)
	02/2026	ILS	952		296	0	(4)
	02/2026		$5,499	TRY	250,108	144	0
	03/2026		1,598	MXN	29,585	34	0
	03/2026		1,756	TRY	80,310	21	0
BSH	01/2026	BRL	4,117		$748	0	(3)
	01/2026	GBP	11,835		15,648	0	(304)
	01/2026	PEN	5,430		1,570	0	(45)
	01/2026		$741	BRL	4,117	10	0
	01/2026		25,628	JPY	3,988,907	0	(144)
	01/2026		1,392	NZD	2,483	39	0
	02/2026	BRL	4,148		$741	0	(10)
	02/2026	PEN	4,416		1,263	0	(49)
	03/2026		7,949		2,276	0	(83)
	04/2026	BRL	19,700		3,468	3	(56)
CBK	01/2026	AUD	9,000		5,983	0	(24)
	01/2026	BRL	3,031		544	0	(9)
	01/2026	CNH	60,814		8,697	0	(28)
	01/2026	EUR	3,495		4,076	0	(33)
	01/2026	JPY	110,000		810	108	0
	01/2026	NZD	2,282		1,312	2	(4)
	01/2026	PEN	14,183		4,183	0	(33)
	01/2026	PLN	16		4	0	0
	01/2026	TWD	157,091		5,169	168	0
	01/2026		$547	BRL	3,031	6	0
	01/2026		1,020	CAD	1,394	0	(4)
	01/2026		22,154	CNH	154,716	46	0
	01/2026		708	CNY	5,008	6	0
	01/2026		163	ILS	520	1	0
	01/2026		10,282	INR	919,067	8	(89)
	01/2026		850	NOK	8,535	0	(3)
	01/2026		200	PLN	718	0	0
	01/2026		2,620	SGD	3,381	12	0
	01/2026		0	THB	11	0	0
	01/2026		1,366	TWD	42,701	1	(7)
	01/2026		190	ZAR	3,225	5	0
	02/2026	EUR	69	RON	355	0	0
	02/2026	ILS	1,763		$554	1	0
	02/2026	PEN	1,882		515	0	(45)
	02/2026		$536	BRL	3,010	9	0
	02/2026		1,354	CNY	9,554	12	0
	02/2026		43	TWD	1,335	0	0
	03/2026	HKD	33,252		$4,291	10	0
	03/2026	TWD	39,035		1,254	13	0
	03/2026		$269	CLP	250,340	10	0
	03/2026		5,980	CNY	42,044	49	0
	08/2026	PEN	2,063		$600	0	(9)
DUB	01/2026	EUR	638	RON	3,268	4	0
	01/2026	ILS	1,594		$495	0	(5)
	01/2026	NZD	973		562	2	0
	01/2026		$110	EGP	5,420	3	0
	01/2026		356	ILS	1,134	1	0
	01/2026		3,075	INR	273,807	0	(36)
	01/2026		4,419	KRW	6,478,010	74	0
	01/2026		499	ZAR	8,392	7	0
	01/2026	ZAR	49,968		$2,868	0	(145)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2025 (Unaudited)

	02/2026	EUR	620	RON	3,179	3	0
	02/2026	ILS	1,134		$356	0	(1)
	02/2026		$1,283	HUF	422,383	5	0
	02/2026		58	TWD	1,803	0	0
	03/2026	KZT	12,297		$24	0	0
	03/2026	PEN	2,151		637	0	(1)
	03/2026		$1,788	CNY	12,552	13	0
	03/2026		632	CZK	13,019	1	0
	03/2026		346	KZT	187,134	15	0
	04/2026		140	EGP	7,224	6	0
	06/2026	KZT	88,455		$165	0	(2)
FAR	01/2026	AUD	10,672		6,932	0	(191)
	01/2026	CHF	260		325	0	(4)
	01/2026		$188	ILS	604	1	0
	01/2026		1,630	NZD	2,893	36	0
	01/2026		1,856	PEN	6,254	3	0
	01/2026		4,239	PLN	15,519	83	0
	01/2026		501	ZAR	8,401	6	0
	01/2026	ZAR	34,649		$2,015	0	(74)
	02/2026	ILS	603		188	0	(1)
	03/2026	PEN	1,192		353	0	0
	06/2026		6,289		1,856	0	(3)
GLM	01/2026	CNH	4,667		667	0	(3)
	01/2026	EUR	1,627	RON	8,359	14	0
	01/2026	JPY	300,000		$2,229	313	0
	01/2026	MYR	1,790		436	0	(5)
	01/2026		$11,490	CHF	9,212	150	0
	01/2026		9,232	CNH	64,978	91	0
	01/2026		849	ILS	2,743	12	0
	01/2026		2,434	PLN	8,894	43	0
	01/2026		3,085	RON	13,399	4	0
	01/2026		985	THB	31,354	11	0
	01/2026	ZAR	25,765		$1,494	0	(59)
	02/2026		$18,171	BRL	100,116	0	(38)
	02/2026		2	CNY	16	0	0
	02/2026		994	MXN	18,443	25	0
	02/2026		194	TRY	8,835	5	0
	03/2026	BRL	79		$14	0	0
	03/2026		$2,609	BRL	14,456	0	(5)
	03/2026		17	CNY	118	0	0
	03/2026		751	MXN	13,939	18	0
	04/2026	BRL	40,800		$7,193	20	(119)
	04/2026		$1,579	MXN	29,113	22	0
JPM	01/2026	ILS	9,055		$2,783	0	(60)
	01/2026	INR	54,813		616	7	0
	01/2026	KRW	15,257,758		10,633	51	0
	01/2026	NZD	984		572	5	0
	01/2026	PLN	5,771		1,575	0	(33)
	01/2026		$34,541	CNH	243,232	360	0
	01/2026		203	CNY	1,431	1	0
	01/2026		76	EGP	3,697	1	0
	01/2026		1,374	ILS	4,478	32	0
	01/2026		1,231	INR	109,603	0	(14)
	01/2026		17,906	MXN	333,031	544	0
	01/2026		997	NOK	10,195	15	0
	01/2026		1,671	NZD	2,872	0	(17)
	01/2026		3,895	PLN	14,294	87	0
	01/2026	ZAR	9,444		$550	0	(19)
	02/2026		$10,633	KRW	15,237,735	0	(67)
	02/2026		1,730	MXN	32,088	43	0
	03/2026		1,022	MXN	18,745	12	0
	04/2026		589		10,856	8	0
MBC	01/2026	AUD	6,191		$4,094	0	(38)
	01/2026	CAD	541		392	0	(2)
	01/2026	CHF	381		480	0	(2)
	01/2026	CNH	4,814		681	0	(10)
	01/2026	EGP	4,510		94	0	0
	01/2026	EUR	2,560		3,004	0	(5)
	01/2026	GBP	2,222		2,966	0	(29)
	01/2026	JPY	1,039,300		6,690	50	0
	01/2026	NZD	1,457		842	3	0
	01/2026	SGD	35,490		27,352	0	(275)
	01/2026	THB	50,097		1,547	0	(45)
	01/2026		$16,229	CAD	22,842	422	0
	01/2026		1,390	CNH	9,765	12	0
	01/2026		681	CNY	4,809	6	0
	01/2026		395	EGP	19,483	12	0
	01/2026		38,045	EUR	32,762	473	(1)
	01/2026		5,923	GBP	4,412	24	0
	01/2026		213	INR	19,274	1	0
	01/2026		4,919	JPY	769,585	9	(11)
	01/2026		500	PLN	1,834	11	0
	01/2026		7,553	SEK	71,955	266	0
	01/2026		214	TWD	6,760	1	0
	02/2026		457	MXN	8,463	11	0
	03/2026	HKD	4,247		$548	1	0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2025 (Unaudited)

03/2026	$426	MXN	7,847	7	0
04/2026	472	8,713	7	0
05/2026	66	EGP	3,385	1	0
MYI	01/2026	CNH	4,230	$601	0	(6)
01/2026	$49	JPY	7,568	0	0
01/2026	2,043	SGD	2,643	15	0
02/2026	CZK	4,295	EUR	175	0	(3)
02/2026	ILS	3,445	$1,070	0	(12)
02/2026	$295	CNY	2,080	3	0
NGF	01/2026	5,559	KRW	8,140,523	87	0
01/2026	1,155	TRY	52,130	45	0
02/2026	1,282	58,550	32	0
03/2026	1,929	88,218	24	0
SCX	01/2026	BRL	7,725	$1,438	28	0
01/2026	CNH	5,277	745	0	(12)
01/2026	EUR	2,307	2,683	0	(29)
01/2026	INR	9,099	100	0	(1)
01/2026	JPY	347,500	2,233	13	0
01/2026	TWD	50,127	1,644	48	0
01/2026	$1,404	BRL	7,725	6	0
01/2026	15,733	CNH	110,853	173	0
01/2026	745	CNY	5,267	6	0
01/2026	5,478	IDR	91,596,695	8	0
01/2026	197	INR	17,797	0	0
01/2026	21,685	JPY	3,371,673	0	(145)
01/2026	541	TWD	16,908	0	(3)
03/2026	1,181	CNY	8,287	9	0
SOG	01/2026	EUR	3,708	RON	19,008	25	0
01/2026	$256,313	EUR	221,387	3,972	0
01/2026	38,760	GBP	29,596	1,133	0
01/2026	74,011	JPY	11,575,254	0	(59)
01/2026	992	PEN	3,335	0	0
02/2026	EUR	533	RON	2,738	3	0
02/2026	$704	EGP	34,535	9	0
02/2026	458	MXN	8,467	10	0
03/2026	MXN	1,735	$93	0	(3)
03/2026	$698	CLP	676,703	54	0
03/2026	0	MXN	5	0	0
07/2026	PEN	3,357	$992	0	0
UAG	01/2026	CHF	1,442	1,800	0	(22)
01/2026	COP	6,794,161	1,728	0	(54)
01/2026	PLN	2,414	662	0	(11)
01/2026	$2,209	GBP	1,670	42	0
01/2026	2,362	PLN	8,584	29	0
01/2026	ZAR	48,947	$2,814	0	(137)
02/2026	$1,807	COP	6,767,206	0	(50)
02/2026	422	MXN	7,835	11	0

Total Forward Foreign Currency Contracts	$10,872	$(3,390)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC EUR versus CZK	CZK	24.200	03/11/2026	685	$3	$4
Put - OTC EUR versus CZK	24.200	03/12/2026	1,289	7	8
Put - OTC EUR versus HUF	HUF	375.000	03/05/2026	1,445	4	2
Put - OTC USD versus BRL	BRL	5.400	02/05/2026	1,580	22	9
Call - OTC USD versus HKD	HKD	7.800	08/14/2026	2,312	3	1
Call - OTC USD versus HKD	7.800	08/24/2026	3,625	5	2
Put - OTC USD versus KRW	KRW	1,417.000	02/11/2026	4,201	26	22
Put - OTC USD versus KRW	1,419.000	02/11/2026	4,201	25	24
Put - OTC USD versus KRW	1,419.000	02/12/2026	2,699	17	16
Call - OTC USD versus SGD	SGD	1.315	11/05/2026	2,665	19	9
GLM	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	567	1	0
JPM	Put - OTC EUR versus CZK	CZK	24.200	03/05/2026	2,738	11	16
Put - OTC EUR versus HUF	HUF	378.000	03/03/2026	1,100	5	3
Put - OTC EUR versus HUF	376.000	03/06/2026	1,342	3	3
MBC	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	2,083	3	1
Call - OTC USD versus HKD	7.800	08/24/2026	1,084	2	1
MYI	Put - OTC EUR versus CZK	CZK	24.200	02/10/2026	728	3	4
Put - OTC EUR versus CZK	24.100	03/13/2026	2,582	10	10
Put - OTC EUR versus CZK	23.900	06/02/2026	1,234	5	4
Put - OTC USD versus BRL	BRL	5.410	02/04/2026	3,300	50	22

Total Purchased Options	$224	$161

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2025 (Unaudited)

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC USD versus BRL	BRL	5.160	02/05/2026	1,580	$(3)	$(1)
Call - OTC USD versus BRL	5.690	02/05/2026	1,580	(18)	(12)
Call - OTC USD versus HKD	HKD	7.850	08/14/2026	2,312	(1)	(1)
Call - OTC USD versus HKD	7.850	08/24/2026	3,625	(2)	(1)
Put - OTC USD versus KRW	KRW	1,380.000	02/11/2026	4,201	(8)	(6)
Put - OTC USD versus KRW	1,382.000	02/11/2026	4,201	(8)	(6)
Put - OTC USD versus KRW	1,383.000	02/12/2026	2,699	(6)	(4)
Put - OTC USD versus SGD	SGD	1.237	11/05/2026	2,665	(19)	(22)
GLM	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	567	0	0
MBC	Call - OTC USD versus HKD	7.850	08/14/2026	2,083	(1)	(1)
Call - OTC USD versus HKD	7.850	08/24/2026	1,084	(1)	0
MYI	Put - OTC USD versus BRL	BRL	5.160	02/04/2026	3,300	(8)	(1)
Call - OTC USD versus BRL	5.700	02/04/2026	3,300	(43)	(24)

$(118)	$(79)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.622%	01/29/2026	3,900	$(8)	$(5)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.882	01/29/2026	3,900	(8)	(12)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.625	01/08/2026	3,800	(10)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.925	01/08/2026	3,800	(10)	(1)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.498	01/05/2026	2,500	(6)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.798	01/05/2026	2,500	(6)	(4)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.639	01/12/2026	3,900	(9)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.919	01/12/2026	3,900	(9)	(2)

$(66)	$(25)

Total Written Options	$(184)	$(104)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	South Korea Government International Bonds	(1.000)%	Quarterly	12/20/2029	0.187%	$2,000	$(67)	$6	$0	$(61)
South Korea Government International Bonds	(1.000)	Quarterly	12/20/2030	0.220	3,400	(125)	2	0	(123)

$(192)	$8	$0	$(184)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(4)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Petroleos Mexicanos	1.000%	Quarterly	12/20/2026	1.757%	$900	$(9)	$3	$0	$(6)
DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—♦	1,153	0	10	10	0

$(9)	$13	$10	$(6)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(4)
Swap Agreements, at Value(7)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	200	$46	$1	$47	$0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2025 (Unaudited)

BPS	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	800	184	4	188	0
CBK	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	300	68	3	71	0
JPM	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	2,400	547	19	566	0

$845	$27	$872	$0

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Upfront Payable/(Receivable)	Unrealized Appreciation/(Depreciation)	Asset	Liability

CBK	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.357% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/16/2027	$39,509	JPY	5,926,400	$506	$(8)	$498	$0
FAR	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.442% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	09/16/2031	6,470	950,000	27	10	37	0
GLM	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.301% based on the notional amount of currency received	Floating rate equal to 1-Day GBP-SOFR based on the notional amount of currency delivered	Maturity	10/15/2045	10,668	GBP	8,021	(41)	14	0	(27)
Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.315% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/16/2027	15,581	JPY	2,415,000	10	(9)	1	0
Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.425% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	09/16/2031	748	110,000	1	0	1	0

$503	$7	$537	$(27)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	3-Month CNY-CNREPOFIX(2)	1.500%	Quarterly	03/18/2031	CNY	115,800	$(37)	$(34)	$0	$(71)
CBK	Pay	3-Month CNY-CNREPOFIX(2)	1.500	Quarterly	03/18/2031	61,500	0	(37)	0	(37)

$(37)	$(71)	$0	$(108)

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(9)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.225% (SOFR plus a specified spread)	Maturity	03/20/2026	$14,400	$0	$(51)	$0	$(51)

Total Swap Agreements	$1,110	$(67)	$1,419	$(376)

(l)

Securities with an aggregate market value of $781 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

♦	Notional Amount represents the number of contracts.

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2025 (Unaudited)

(1)	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(2)	This instrument has a forward starting effective date.
(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(9)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2025 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$483	$0	$483
Australia
Corporate Bonds & Notes	0	6,133	0	6,133
Non-Agency Mortgage-Backed Securities	0	0	10,945	10,945
Sovereign Issues	0	27,298	0	27,298
Belgium
Corporate Bonds & Notes	0	1,970	0	1,970
Bermuda
Asset-Backed Securities	0	1,297	0	1,297
Corporate Bonds & Notes	0	2,325	0	2,325
Brazil
Sovereign Issues	0	12,516	0	12,516
Bulgaria
Sovereign Issues	0	4,239	0	4,239
Canada
Corporate Bonds & Notes	0	12,190	0	12,190
Non-Agency Mortgage-Backed Securities	0	1,806	0	1,806
Sovereign Issues	0	27,171	0	27,171
Cayman Islands
Asset-Backed Securities	0	24,553	0	24,553
Corporate Bonds & Notes	0	3,306	1,180	4,486
Sovereign Issues	0	825	0	825
Chile
Sovereign Issues	0	819	0	819
China
Sovereign Issues	0	97,362	0	97,362
Costa Rica
Sovereign Issues	0	2,109	0	2,109
Denmark
Corporate Bonds & Notes	0	1,455	0	1,455
France
Corporate Bonds & Notes	0	3,395	0	3,395
Sovereign Issues	0	26,135	0	26,135
Hungary
Sovereign Issues	0	417	0	417
Ireland
Asset-Backed Securities	0	40,191	0	40,191
Israel
Sovereign Issues	0	7,330	0	7,330
Italy
Corporate Bonds & Notes	0	3,277	0	3,277
Sovereign Issues	0	28,507	0	28,507
Japan
Corporate Bonds & Notes	0	7,247	0	7,247
Sovereign Issues	0	41,346	0	41,346
Jersey, Channel Islands
Asset-Backed Securities	0	1,900	0	1,900
Kazakhstan
Sovereign Issues	0	549	0	549
Kuwait
Sovereign Issues	0	5,811	0	5,811
Luxembourg
Sovereign Issues	0	5,405	0	5,405
Malaysia
Corporate Bonds & Notes	0	1,259	0	1,259
Sovereign Issues	0	13,274	0	13,274
Mexico
Sovereign Issues	0	484	0	484
Netherlands
Corporate Bonds & Notes	0	831	0	831
New Zealand
Corporate Bonds & Notes	0	3,642	0	3,642
Sovereign Issues	0	510	0	510
Norway
Sovereign Issues	0	1,433	0	1,433
Peru
Corporate Bonds & Notes	0	906	0	906
Sovereign Issues	0	12,458	0	12,458
Poland
Sovereign Issues	0	3,501	0	3,501
Qatar
Corporate Bonds & Notes	0	541	0	541
Republic of Korea
Sovereign Issues	0	1,920	0	1,920
Romania
Sovereign Issues	0	8,962	0	8,962
Saudi Arabia
Corporate Bonds & Notes	0	1,561	0	1,561
Sovereign Issues	0	18,005	0	18,005
Serbia
Sovereign Issues	0	2,033	0	2,033
South Africa
Sovereign Issues	0	17,475	0	17,475
South Korea

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2025 (Unaudited)

Sovereign Issues	0	15,041	0	15,041
Spain
Sovereign Issues	0	42,076	0	42,076
Supranational
Corporate Bonds & Notes	0	1,176	0	1,176
Sovereign Issues	0	7,571	0	7,571
Switzerland
Corporate Bonds & Notes	0	3,988	0	3,988
Thailand
Sovereign Issues	0	8,907	0	8,907
United Arab Emirates
Corporate Bonds & Notes	0	3,635	0	3,635
United Kingdom
Asset-Backed Securities	0	2,468	0	2,468
Corporate Bonds & Notes	0	24,460	0	24,460
Non-Agency Mortgage-Backed Securities	0	14,238	0	14,238
Sovereign Issues	0	35,672	0	35,672
United States
Asset-Backed Securities	0	9,605	0	9,605
Corporate Bonds & Notes	0	81,405	0	81,405
Loan Participations and Assignments	0	1,544	0	1,544
Municipal Bonds & Notes	0	1,719	0	1,719
Non-Agency Mortgage-Backed Securities	0	81,387	0	81,387
U.S. Government Agencies	0	457,956	0	457,956
U.S. Treasury Obligations	0	58,728	0	58,728
Short-Term Instruments
Commercial Paper	0	8,768	0	8,768
Mutual Funds	0	507	0	507
Nigeria Treasury Bills	0	2,591	0	2,591
U.S. Treasury Bills	0	505	0	505

$0	$1,352,109	$12,125	$1,364,234
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$24,859	$0	$0	$24,859

Total Investments	$24,859	$1,352,109	$12,125	$1,389,093

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(122,886)	$0	$(122,886)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	316	953	0	1,269
Over the counter	0	12,442	10	12,452

$316	$13,395	$10	$13,721
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(427)	(1,155)	0	(1,582)
Over the counter	0	(3,870)	0	(3,870)

$(427)	$(5,025)	$0	$(5,452)

Total Financial Derivative Instruments	$(111)	$8,370	$10	$8,269

Totals	$24,748	$1,237,593	$12,135	$1,274,476

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2025:
Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2025 (2)

Investments in Securities, at Value
Australia
Non-Agency Mortgage-Backed Securities	$0	$10,723	$0	$0	$0	$222	$0	$0	$10,945	$222
Cayman Islands
Corporate Bonds & Notes	0	1,170	0	0	0	10	0	0	1,180	10
Ireland
Asset-Backed Securities	1,298	0	(231)	0	15	93	0	(1,175)	0	0

$1,298	$11,893	$(231)	$0	$15	$325	$0	$(1,175)	$12,125	$232
Financial Derivative Instruments - Assets
Over the counter	$18	$0	$(5)	$0	$0	$(3)	$0	$0	$10	$(3)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	December 31, 2025 (Unaudited)

Totals	$1,316	$11,893	$(236)	$0	$15	$322	$0	$(1,175)	$12,135	$229

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 12/31/2025	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Australia
Non-Agency Mortgage-Backed Securities		$10,945	Recent Transaction			Purchase Price			100.000	—
Cayman Islands
Corporate Bonds & Notes		1,180	Discounted Cash Flow			Discount Rate			5.429	—
Financial Derivative Instruments - Assets
Over the counter		10	Indicative Market Quotation			Broker Quote			0.497	—

Total		$12,135

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Investment Grade Credit Bond Fund	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 109.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.8%
Alfa-Bank CJSC 6.330% - 8.066% due 10/21/2026 «~(l)		$2,912	$2,912
Altice France SA 8.891% - 5.966% (EUR003M + 6.875%) due 05/31/2031 ~	EUR	724	853
BCP V Modular Services Holdings IV Ltd. 6.444% - 7.831% (EUR003M + 4.425%) due 07/10/2031 ~		1,000	1,108
Castlelake LP 2.950% due 05/12/2031 «~		$18,229	17,419
Charter Communications Operating LLC 6.235% - 8.199% (TSFR3M + 2.250%) due 12/15/2031 ~		992	994
Databricks, Inc.
TBD% due 01/03/2031 ~µ		1,217	1,239
TBD% due 01/05/2032 µ		1,217	1,220
TBD% (TSFR1M + 4.500%) due 01/03/2031 ~		5,500	5,596
Dorchester LLC 4.349% - 9.672% (EUR003M + 2.300%) due 01/04/2027 «~(l)	EUR	5,300	6,229
Encina Private Credit LLC TBD% - 19.000% due 11/30/2026 «~µ		$4,648	4,509
Live Nation Entertainment, Inc. 5.734% - 9.340% (TSFR1M + 2.000%) due 10/21/2032 ~		4,200	4,210
Panama Government International Bonds 3.837% - 9.716% (EUR006M + 1.750%) due 03/05/2027 «~	EUR	19,100	22,493
Pantheon Senior Debt Secondaries III 6.026% - 8.831% due 03/26/2026 «~(l)		$4,200	4,200
Project Alpha Investindustrial 4.150% - 9.695% (EUR003M + 2.100%) due 02/27/2026 «~(l)	EUR	2,552	2,998
Project Flash TBD% - 9.966% (TSFR1M + 2.250%) due 04/30/2030 «~µ		$27,000	27,000
Project Hudson II 7.730% due 05/29/2026 «~		6,000	6,055
Westmoreland Coal Co. 8.000% due 03/15/2029 «~		1,372	583

Total Loan Participations and Assignments (Cost $108,876)			109,618

CORPORATE BONDS & NOTES 68.1%
BANKING & FINANCE 31.0%
123 Lights Re Ltd. 14.580% (FHMMUSTF + 11.000%) due 09/14/2031 ~		300	310
ABN AMRO Bank NV 6.875% due 09/22/2031 •(j)(k)	EUR	3,600	4,630
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026		$32,616	32,182
3.650% due 07/21/2027		2,770	2,754
6.450% due 04/15/2027		4,295	4,414
AIA Group Ltd. 3.200% due 09/16/2040		800	635
Air Lease Corp. 3.750% due 06/01/2026		5,900	5,890
Aircastle Ltd.
2.850% due 01/26/2028		4,500	4,377
4.250% due 06/15/2026		3,100	3,100
5.950% due 02/15/2029		1,400	1,459
6.500% due 07/18/2028		15,709	16,520
Alamo Re Ltd.
12.014% (FHMMUSTF + 8.434%) due 06/07/2027 ~		2,400	2,555
15.460% (FHMMUSTF + 11.880%) due 06/08/2026 ~		2,400	2,507
Alfa Bank AO Via Alfa Bond Issuance PLC 5.950% due 04/15/2030 ^«(k)		3,100	186
Ally Financial, Inc.
4.750% due 06/09/2027		1,000	1,009
6.992% due 06/13/2029 •		10,100	10,673
8.000% due 11/01/2031		4,800	5,455
American Assets Trust LP 3.375% due 02/01/2031		17,000	15,504
American Express Co.
5.284% due 07/26/2035 •		6,819	7,030
5.442% due 01/30/2036 •		6,800	7,066
American Homes 4 Rent LP
2.375% due 07/15/2031		2,000	1,789
3.375% due 07/15/2051		500	339

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

3.625% due 04/15/2032		1,600	1,513
4.250% due 02/15/2028		3,667	3,677
5.250% due 03/15/2035		1,000	1,017
5.500% due 02/01/2034		6,300	6,524
American Tower Corp.
1.875% due 10/15/2030		8,700	7,777
2.750% due 01/15/2027		18,100	17,869
2.950% due 01/15/2051		16,999	10,869
3.650% due 03/15/2027		1,900	1,893
3.800% due 08/15/2029		11,030	10,864
3.950% due 03/15/2029		5,470	5,426
4.400% due 02/15/2026		3,581	3,582
5.800% due 11/15/2028		8,000	8,354
5.900% due 11/15/2033		15,000	16,030
Antares Holdings LP
2.750% due 01/15/2027		7,000	6,845
3.750% due 07/15/2027		6,250	6,115
3.950% due 07/15/2026		13,950	13,902
6.350% due 10/23/2029		3,500	3,575
6.500% due 02/08/2029		1,000	1,023
7.950% due 08/11/2028		5,400	5,716
Aon North America, Inc. 5.125% due 03/01/2027		7,200	7,292
Apollo Debt Solutions BDC
6.550% due 03/15/2032		5,100	5,265
6.700% due 07/29/2031		9,400	9,924
ARES Capital Corp. 2.875% due 06/15/2027		8,420	8,245
ARES Finance Co. II LLC 3.250% due 06/15/2030		13,900	13,191
ARES Finance Co. III LLC 4.125% due 06/30/2051 •		4,900	4,840
ARES Management Corp.
5.600% due 10/11/2054		2,000	1,896
6.375% due 11/10/2028		7,500	7,940
ARES Strategic Income Fund
4.850% due 01/15/2029		3,623	3,582
5.600% due 02/15/2030		4,200	4,223
6.200% due 03/21/2032		6,300	6,465
Armor RE II Ltd. 13.810% (BRMMUSDF + 10.200%) due 05/07/2031 ~		2,100	2,259
Aspen Insurance Holdings Ltd. 5.750% due 07/01/2030		2,800	2,921
Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/2031		1,290	1,218
3.600% due 09/15/2051		4,800	3,391
6.125% due 09/15/2028		8,000	8,413
Athene Global Funding
5.322% due 11/13/2031		2,400	2,436
5.516% due 03/25/2027		18,200	18,492
5.526% due 07/11/2031		4,700	4,821
5.583% due 01/09/2029		4,000	4,111
5.684% due 02/23/2026		3,559	3,566
Aviation Capital Group LLC 3.500% due 11/01/2027		16,454	16,216
Aviva PLC 7.750% due 09/30/2032 •(j)(k)	GBP	2,800	3,987
Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		$2,210	2,203
2.528% due 11/18/2027		8,284	8,038
3.250% due 02/15/2027		8,600	8,509
4.700% due 01/30/2031		10,200	10,137
4.950% due 10/15/2032		6,000	5,947
AXIS Specialty Finance PLC 4.000% due 12/06/2027		17,000	16,998
Banco Bilbao Vizcaya Argentaria SA
6.875% due 12/13/2030 •(j)(k)(n)	EUR	3,000	3,819
7.883% due 11/15/2034 •		$4,000	4,663
8.375% due 06/21/2028 •(j)(k)	EUR	3,400	4,392
Banco BTG Pactual SA 2.750% due 01/11/2026		$5,900	5,893
Banco General SA 4.125% due 08/07/2027		3,900	3,881
Banco Santander SA
4.175% due 03/24/2028 •		400	400
9.625% due 11/21/2028 •(j)(k)		16,000	17,747
Bank of America Corp.
1.898% due 07/23/2031 •		19,100	17,163
2.299% due 07/21/2032 •		26,300	23,525
2.551% due 02/04/2028 •		45,700	44,964
2.687% due 04/22/2032 •		17,500	16,063
2.972% due 02/04/2033 •		27,000	24,701
3.593% due 07/21/2028 •		8,000	7,948
3.824% due 01/20/2028 •		1,800	1,796
3.970% due 03/05/2029 •		18,700	18,674
4.571% due 04/27/2033 •		16,600	16,564

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

5.015% due 07/22/2033 •		6,500	6,630
5.288% due 04/25/2034 •		12,800	13,182
5.511% due 01/24/2036 •		2,500	2,608
5.819% due 09/15/2029 •		7,600	7,934
8.050% due 06/15/2027		8,000	8,400
Bank of America NA
5.526% due 08/18/2026		10,000	10,092
6.000% due 10/15/2036		4,600	4,996
Bank of Montreal 4.689% due 06/28/2028 (n)		5,000	5,113
Bank of Nova Scotia
6.821% (TSFR3M + 2.910%) due 04/12/2026 ~(j)(k)		368	367
8.000% due 01/27/2084 •(k)		2,600	2,795
Barclays PLC
4.375% due 01/12/2026		25,977	25,979
5.335% due 09/10/2035 •		6,300	6,404
5.690% due 03/12/2030 •		2,700	2,810
5.851% due 03/21/2035 •	GBP	2,000	2,774
6.224% due 05/09/2034 •		$12,200	13,125
6.496% due 09/13/2027 •		8,862	9,002
6.692% due 09/13/2034 •		3,700	4,098
7.437% due 11/02/2033 •		4,300	4,919
8.375% due 09/15/2031 •(j)(k)	GBP	5,800	8,389
9.250% due 09/15/2028 •(j)(k)		3,000	4,367
9.625% due 12/15/2029 •(j)(k)		$5,500	6,254
Bayou Re Ltd.
11.962% (BNMMDTSC + 8.332%) due 04/30/2031 ~		900	954
22.130% (BNMMDTSC + 18.500%) due 04/30/2031 ~		1,100	1,221
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
7.625% due 02/11/2035 •(k)		4,000	4,210
8.125% due 01/08/2039 •(k)		10,000	10,825
8.450% due 06/29/2038 •(k)		14,600	16,157
BGC Group, Inc.
6.150% due 04/02/2030		8,600	8,917
8.000% due 05/25/2028		5,000	5,346
Blackstone Holdings Finance Co. LLC
1.500% due 04/10/2029	EUR	12,000	13,501
2.000% due 01/30/2032		$900	776
2.800% due 09/30/2050		5,300	3,281
4.450% due 07/15/2045		1,300	1,123
5.000% due 06/15/2044		3,900	3,638
Blackstone Secured Lending Fund 5.875% due 11/15/2027		12,200	12,464
Blue Owl Finance LLC
4.125% due 10/07/2051		5,900	4,156
4.375% due 02/15/2032		11,700	11,144
6.250% due 04/18/2034		4,200	4,333
Blue Ridge Re Ltd.
7.080% (FHMMUSTF + 3.500%) due 01/08/2029 ~		250	250
9.580% (FHMMUSTF + 6.000%) due 01/08/2029 ~		250	250
11.580% (FHMMUSTF + 8.000%) due 01/08/2029 ~		250	250
BNP Paribas SA
4.400% due 08/14/2028		4,900	4,911
7.375% due 09/10/2034 •(j)(k)		25,900	27,128
8.500% due 08/14/2028 •(j)(k)		5,500	5,852
Boston Properties LP 5.750% due 01/15/2035		3,500	3,602
BPCE SA
5.716% due 01/18/2030 •		5,250	5,437
5.936% due 05/30/2035 •		7,600	7,928
6.612% due 10/19/2027 •		13,000	13,249
7.003% due 10/19/2034 •		6,006	6,691
Broadstone Net Lease LLC
2.600% due 09/15/2031		2,900	2,570
5.000% due 11/01/2032		1,000	1,004
Brookfield Capital Finance LLC 6.087% due 06/14/2033		6,300	6,751
Brookfield Finance, Inc.
3.500% due 03/30/2051		6,400	4,454
3.900% due 01/25/2028		5,600	5,584
4.850% due 03/29/2029		4,825	4,906
5.330% due 01/15/2036		23,000	23,044
Brown & Brown, Inc.
4.700% due 06/23/2028		4,780	4,839
4.950% due 03/17/2052		1,500	1,310
5.650% due 06/11/2034		4,800	4,965
Canary Wharf Group Investment Holdings PLC 1.750% due 04/07/2026	EUR	3,800	4,435
Cantor Fitzgerald LP
4.500% due 04/14/2027		$300	300
7.200% due 12/12/2028		16,300	17,334
Cape Lookout Re Ltd.
10.480% (FHMMUSTF + 6.900%) due 03/13/2032 ~		1,200	1,272
12.287% (GSMMUSTF + 8.702%) due 04/05/2027 ~		12,000	12,437
Capital One Financial Corp. 6.312% due 06/08/2029 •		4,700	4,933

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		3,000	2,920
CBRE Services, Inc. 5.950% due 08/15/2034		7,600	8,138
Charles River Re Ltd. 11.262% (BNMMDTSC + 7.632%) due 05/10/2031 ~		300	314
CI Financial Corp.
3.200% due 12/17/2030		4,300	3,898
4.625% due 12/12/2031	EUR	8,300	9,831
7.500% due 05/30/2029		$1,700	1,809
Citadel Finance LLC 5.900% due 02/10/2030		13,400	13,686
Citadel LP 6.000% due 01/23/2030		2,100	2,195
Citibank NA
5.488% due 12/04/2026		9,000	9,120
5.570% due 04/30/2034		1,000	1,058
Citigroup, Inc.
3.200% due 10/21/2026		15,990	15,900
3.668% due 07/24/2028 •		2,200	2,187
3.785% due 03/17/2033 •		2,038	1,946
3.887% due 01/10/2028 •		6,000	5,990
4.075% due 04/23/2029 •		1,260	1,259
5.174% due 02/13/2030 •		5,600	5,748
5.449% due 06/11/2035 •		11,913	12,342
CNA Financial Corp. 5.500% due 06/15/2033		5,000	5,194
Constellation Global Funding 4.850% due 10/22/2030		3,200	3,178
Consumers Securitization Funding LLC
5.210% due 09/01/2031		200	206
5.550% due 03/01/2028		172	174
Cooperatieve Rabobank UA
3.750% due 07/21/2026		510	509
4.375% due 06/29/2027 •(j)(k)	EUR	6,000	7,096
COPT Defense Properties LP 2.250% due 03/15/2026		$7,833	7,799
Corebridge Financial, Inc.
3.650% due 04/05/2027		6,200	6,164
3.850% due 04/05/2029		4,300	4,233
6.375% due 09/15/2054 •		1,000	1,008
6.875% due 12/15/2052 •		5,500	5,635
Corebridge Global Funding 4.900% due 01/07/2028		2,700	2,747
Corestate Capital Holding SA (8.000% Cash or 9.000% PIK) 8.000% due 12/31/2028 (c)	EUR	229	144
CoStar Group, Inc. 2.800% due 07/15/2030		$12,400	11,372
Credicorp Capital Sociedad Titulizadora SA 10.100% due 12/15/2043	PEN	6,000	1,941
Credit Agricole SA 7.250% due 09/23/2028 •(j)(k)	EUR	12,100	15,243
Credit Opportunities Partners LLC
6.520% due 03/20/2028 «(l)		$3,200	3,239
6.740% due 03/20/2030 «(l)		3,800	3,871
Crown Castle, Inc.
3.650% due 09/01/2027		2,443	2,425
3.700% due 06/15/2026		4,230	4,221
3.800% due 02/15/2028		15,524	15,406
4.000% due 03/01/2027		3,100	3,094
4.450% due 02/15/2026		11,372	11,371
CubeSmart LP
2.250% due 12/15/2028		3,200	3,037
4.375% due 02/15/2029		3,625	3,639
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026		19,100	19,065
Danske Bank AS 5.427% due 03/01/2028 •		3,000	3,047
Deutsche Bank AG
2.552% due 01/07/2028 •		1,300	1,279
4.999% due 09/11/2030 •		300	305
5.373% due 01/10/2029 •		965	985
5.625% due 05/19/2031 •	EUR	5,500	6,487
Digital Dutch Finco BV 1.500% due 03/15/2030		11,100	12,166
Digital Stout Holding LLC 3.750% due 10/17/2030	GBP	1,100	1,417
DOC Dr. LLC 3.950% due 01/15/2028		$5,400	5,374
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		7,900	7,110
East Lane Re VII Ltd.
12.042% (T-BILL 3MO + 8.500%) due 03/31/2032 ~		500	500
12.550% (JMMMUSTF + 8.890%) due 03/31/2026 ~		5,700	5,805
Encore Capital Group, Inc. 8.500% due 05/15/2030		3,700	3,982

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

EPR Properties
3.600% due 11/15/2031		4,600	4,271
4.500% due 06/01/2027		9,400	9,420
4.750% due 12/15/2026		8,000	8,025
4.750% due 11/15/2030		1,500	1,489
4.950% due 04/15/2028		2,600	2,621
Equinix Europe 2 Financing Corp. LLC 4.000% due 05/19/2034	EUR	7,100	8,374
Equinix, Inc. 2.150% due 07/15/2030		$2,200	1,997
Equitable Financial Life Global Funding 4.875% due 11/19/2027		2,000	2,034
Equitable Holdings, Inc. 6.700% due 03/28/2055 •		12,600	13,188
Erste Group Bank AG
4.250% due 10/15/2027 •(j)(k)	EUR	200	235
8.500% due 10/15/2028 •(j)(k)		5,800	7,579
Essex Portfolio LP
2.550% due 06/15/2031		$2,381	2,164
2.650% due 03/15/2032		2,500	2,233
5.500% due 04/01/2034		4,032	4,187
Everglades Re II Ltd.
14.121% (GSMMUSTI + 10.500%) due 05/13/2031 ~		300	316
15.121% (GSMMUSTI + 11.500%) due 05/13/2031 ~		300	316
16.371% (GSMMUSTI + 12.750%) due 05/13/2031 ~		300	318
Extra Space Storage LP
3.875% due 12/15/2027		3,987	3,978
4.950% due 01/15/2033		6,400	6,483
F&G Global Funding
5.065% (SOFRRATE + 1.325%) due 09/08/2028 ~		11,300	11,373
5.875% due 06/10/2027		4,000	4,087
5.875% due 01/16/2030		5,600	5,818
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	16,400	19,154
4.625% due 04/29/2030		$7,700	7,732
6.000% due 12/07/2033		6,300	6,695
6.350% due 03/22/2054		1,400	1,455
Fidelity National Financial, Inc. 3.200% due 09/17/2051		3,975	2,527
Fish Pond Re Ltd. 7.630% (BRMMUSDF + 4.020%) due 01/08/2027 ~		4,000	4,075
FMR LLC 6.500% due 12/14/2040		1,000	1,110
Ford Motor Credit Co. LLC
2.700% due 08/10/2026		2,700	2,674
2.900% due 02/16/2028		1,394	1,343
3.815% due 11/02/2027		1,947	1,918
4.125% due 08/17/2027		4,372	4,338
4.389% due 01/08/2026		1,200	1,200
4.950% due 05/28/2027		10,360	10,404
5.113% due 05/03/2029		200	200
5.125% due 11/05/2026		3,000	3,017
5.800% due 03/05/2027		5,800	5,875
5.800% due 03/08/2029		11,214	11,462
5.850% due 05/17/2027		7,620	7,740
5.918% due 03/20/2028		7,682	7,865
6.054% due 11/05/2031		2,401	2,463
6.798% due 11/07/2028		522	548
6.950% due 03/06/2026		2,887	2,894
6.950% due 06/10/2026		3,985	4,020
7.350% due 11/04/2027		13,513	14,114
7.350% due 03/06/2030		2,800	3,006
Fortitude Group Holdings LLC 6.250% due 04/01/2030		5,400	5,629
Franklin Resources, Inc. 2.950% due 08/12/2051		3,700	2,346
FS KKR Capital Corp.
6.125% due 01/15/2030		8,200	8,075
6.875% due 08/15/2029		9,600	9,682
7.875% due 01/15/2029		6,400	6,628
GA Global Funding Trust
4.500% due 09/18/2030		10,000	9,900
5.200% due 12/09/2031		3,000	3,046
5.500% due 01/08/2029		5,000	5,142
5.900% due 01/13/2035		6,800	6,975
Global Atlantic Fin Co. 4.400% due 10/15/2029		15,800	15,568
GLP Capital LP/GLP Financing II, Inc.
3.250% due 01/15/2032		12,000	10,889
4.000% due 01/15/2030		3,200	3,120
4.000% due 01/15/2031		3,300	3,172
5.250% due 02/15/2033		1,200	1,205
5.300% due 01/15/2029		17,292	17,605
5.625% due 09/15/2034		10,000	10,154
5.750% due 06/01/2028		6,300	6,487
5.750% due 11/01/2037		9,300	9,284

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

6.250% due 09/15/2054		6,300	6,270
6.750% due 12/01/2033		4,740	5,173
Golden Bear Re Ltd. 13.292% (T-BILL 1MO + 9.750%) due 01/08/2029 ~		1,200	1,201
Goldman Sachs Group, Inc.
2.383% due 07/21/2032 •		4,200	3,763
2.615% due 04/22/2032 •		7,000	6,385
3.691% due 06/05/2028 •		26,100	25,969
4.223% due 05/01/2029 •		27,247	27,327
5.016% due 10/23/2035 •		17,300	17,399
5.049% due 07/23/2030 •		17,900	18,345
5.536% due 01/28/2036 •		4,500	4,673
5.734% due 01/28/2056 •		10,000	10,114
6.484% due 10/24/2029 •		17,000	18,035
Goodman U.S. Finance Four LLC 4.500% due 10/15/2037		4,100	3,833
Goodman U.S. Finance Six LLC 5.125% due 10/07/2034		1,300	1,309
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		21,100	20,902
Greengrove RE Ltd. 11.292% (T-BILL 1MO + 7.750%) due 04/08/2032 ~		500	520
HA Sustainable Infrastructure Capital, Inc.
6.150% due 01/15/2031		18,800	19,336
6.375% due 07/01/2034		3,100	3,159
Handshake Re Ltd. 4.160% (JMMMUSTF + 4.500%) due 01/08/2030 ~		250	250
Hanover Insurance Group, Inc. 2.500% due 09/01/2030		4,800	4,370
Hardwood Funding LLC
4.840% due 06/07/2028 «(l)		3,900	3,943
4.980% due 06/07/2030 «(l)		3,900	3,966
5.160% due 06/07/2032 «(l)		3,900	3,989
HAT Holdings I LLC/HAT Holdings II LLC
3.750% due 09/15/2030		400	371
8.000% due 06/15/2027		2,321	2,411
Highwoods Realty LP
3.050% due 02/15/2030		5,600	5,222
4.125% due 03/15/2028		2,200	2,183
4.200% due 04/15/2029		4,000	3,945
Host Hotels & Resorts LP
2.900% due 12/15/2031		2,000	1,813
3.375% due 12/15/2029		6,300	6,053
3.500% due 09/15/2030		4,900	4,676
5.500% due 04/15/2035		100	101
5.700% due 06/15/2032		1,000	1,045
HPS Corporate Lending Fund 5.950% due 04/14/2032		4,000	4,060
HSBC Holdings PLC
5.130% due 03/03/2031 •		6,500	6,664
5.875% due 09/28/2026 •(j)(k)	GBP	14,400	19,478
Hudson Pacific Properties LP 3.250% due 01/15/2030		$10,000	8,464
Indian Railway Finance Corp. Ltd. 2.800% due 02/10/2031		3,000	2,769
ING Groep NV
4.250% due 05/16/2031 •(j)(k)		2,900	2,614
5.750% due 11/16/2026 •(j)(k)		1,800	1,810
Intercontinental Exchange, Inc.
1.850% due 09/15/2032		12,800	10,908
4.350% due 06/15/2029		3,300	3,331
Intesa Sanpaolo SpA
4.950% due 06/01/2042 •		5,900	5,036
5.710% due 01/15/2026		2,200	2,201
6.625% due 06/20/2033		7,416	8,177
7.200% due 11/28/2033		8,869	10,134
7.778% due 06/20/2054 •		6,300	7,491
7.800% due 11/28/2053		700	856
8.248% due 11/21/2033 •		17,000	20,082
Invitation Homes Operating Partnership LP
2.000% due 08/15/2031		2,000	1,750
2.700% due 01/15/2034		15,300	13,083
4.150% due 04/15/2032		2,000	1,942
4.875% due 02/01/2035		600	594
5.450% due 08/15/2030		5,200	5,415
5.500% due 08/15/2033		8,750	9,085
Itau Unibanco Holding SA 6.000% due 02/27/2030 (n)		23,700	24,604
JAB Holdings BV 2.200% due 11/23/2030		7,153	6,376
JPMorgan Chase & Co.
2.182% due 06/01/2028 •		11,900	11,609
2.545% due 11/08/2032 •		10,000	9,028
2.580% due 04/22/2032 •		9,600	8,778
2.739% due 10/15/2030 •		22,000	20,878
3.540% due 05/01/2028 •		10,100	10,046

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

3.702% due 05/06/2030 •		16,000	15,764
3.782% due 02/01/2028 •		7,900	7,884
4.005% due 04/23/2029 •		21,000	20,984
4.203% due 07/23/2029 •		300	301
4.603% due 10/22/2030 •		6,100	6,187
4.810% due 10/22/2036 •		1,600	1,589
4.912% due 07/25/2033 •(n)		33,672	34,313
4.946% due 10/22/2035 •		8,000	8,082
5.140% due 01/24/2031 •		4,300	4,445
5.294% due 07/22/2035 •		11,900	12,281
5.350% due 06/01/2034 •		46,600	48,433
5.534% due 11/29/2045 •		18,000	18,292
6.087% due 10/23/2029 •		14,800	15,593
JPMorgan Chase Bank NA 5.110% due 12/08/2026		10,000	10,110
Kaisa Group Holdings Ltd. 5.000% due 11/30/2027		407	35
Kaisa Group Holdings Ltd. (5.250% Cash or 6.250% PIK) 5.250% due 12/28/2028 (c)		1,357	28
Kaisa Group Holdings Ltd. (5.500% Cash or 6.500% PIK) 5.500% due 12/28/2029 (c)		2,272	43
Kaisa Group Holdings Ltd. (5.750% Cash or 6.750% PIK) 5.750% due 12/28/2030 (c)		2,738	43
Kaisa Group Holdings Ltd. (6.000% Cash or 7.000% PIK) 6.000% due 12/28/2031 (c)		4,126	69
Kaisa Group Holdings Ltd. (6.250% Cash or 7.250% PIK) 6.250% due 12/28/2032 (c)		3,880	59
Kaisa Group Holdings Ltd. (6.721% Cash or 7.721% PIK) 6.721% due 12/28/2028 (c)		928	23
KBC Group NV
6.250% due 09/17/2031 •(j)(k)	EUR	3,600	4,444
8.000% due 09/05/2028 •(j)(k)		600	777
Kilroy Realty LP
2.500% due 11/15/2032		$7,800	6,518
2.650% due 11/15/2033		2,472	2,029
3.050% due 02/15/2030		6,796	6,329
6.250% due 01/15/2036		3,500	3,620
Kizuna RE III Pte. Ltd. 6.292% (T-BILL 3MO + 2.750%) due 04/09/2029 ~		1,046	1,071
KKR Financial Holdings LLC 5.400% due 05/23/2033		10,000	9,748
Lazard Group LLC
4.375% due 03/11/2029		3,046	3,053
4.500% due 09/19/2028		3,500	3,525
6.000% due 03/15/2031		8,700	9,225
Lehman Brothers Holdings, Inc. 4.800% due 09/17/2049 ^(d)		300	0
Lloyds Bank PLC 0.000% due 04/02/2032 þ		6,200	4,654
Lloyds Banking Group PLC
3.750% due 01/11/2027		2,600	2,597
4.375% due 03/22/2028		500	503
4.943% due 11/04/2036 •		2,200	2,177
5.985% due 08/07/2027 •		1,800	1,820
6.068% due 06/13/2036 •		13,100	13,780
8.500% due 09/27/2027 •(j)(k)	GBP	19,500	27,566
Logicor Financing SARL 1.625% due 07/15/2027	EUR	4,000	4,634
Longleaf Pine Re Ltd. 21.553% (GSMMUSTI + 17.932%) due 05/27/2031 ~		$3,200	3,519
LPL Holdings, Inc. 5.650% due 03/15/2035		8,000	8,205
Luca RE Ltd. 10.910% (JMMMUSTF + 7.250%) due 07/22/2031 ~		1,000	1,033
Marex Group PLC 5.829% due 05/08/2028		2,900	2,950
Marsh & McLennan Cos., Inc.
5.000% due 03/15/2035		16,600	16,822
5.350% due 11/15/2044		1,900	1,865
5.400% due 03/15/2055		9,000	8,671
5.700% due 09/15/2053		4,300	4,340
MassMutual Global Funding II 3.400% due 03/08/2026		1,600	1,598
Meiji Yasuda Life Insurance Co. 6.100% due 06/11/2055 •		7,100	7,370
Mercury General Corp. 4.400% due 03/15/2027		2,313	2,312
MetLife, Inc. 10.750% due 08/01/2069		4,000	5,353
Mitsubishi UFJ Financial Group, Inc.
1.538% due 07/20/2027 •		4,200	4,142
2.048% due 07/17/2030		3,200	2,909
5.133% due 07/20/2033 •		29,400	30,206
5.188% due 09/12/2036 •		5,000	5,082
5.354% due 09/13/2028 •		5,200	5,320
5.426% due 04/17/2035 •		2,000	2,079

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

5.574% due 01/16/2036 •		5,900	6,186
Mizuho Financial Group, Inc.
1.979% due 09/08/2031 •		17,200	15,464
2.869% due 09/13/2030 •		7,800	7,418
5.594% due 07/10/2035 •		2,000	2,099
MMIFS Re Ltd. 5.208% (CAONINDX + 2.900%) due 01/10/2033 ~	CAD	300	219
Morgan Stanley
0.000% due 04/02/2032 þ(l)		$15,800	11,589
1.593% due 05/04/2027 •		9,600	9,517
1.794% due 02/13/2032 •		36,100	31,742
2.239% due 07/21/2032 •		20,000	17,777
2.475% due 01/21/2028 •		2,000	1,968
3.622% due 04/01/2031 •		3,600	3,499
3.772% due 01/24/2029 •		2,504	2,490
4.356% due 10/22/2031 •		7,300	7,278
4.431% due 01/23/2030 •		1,500	1,509
4.654% due 10/18/2030 •		14,600	14,780
5.042% due 07/19/2030 •		9,400	9,640
5.123% due 02/01/2029 •		11,600	11,843
5.173% due 01/16/2030 •		17,400	17,873
5.230% due 01/15/2031 •		12,100	12,484
5.250% due 04/21/2034 •		1,700	1,751
5.424% due 07/21/2034 •		13,800	14,361
5.466% due 01/18/2035 •		5,000	5,199
5.587% due 01/18/2036 •		7,900	8,258
6.250% due 08/09/2026		269	273
6.407% due 11/01/2029 •		12,000	12,721
Morgan Stanley Bank NA 5.882% due 10/30/2026		27,000	27,412
Morgan Stanley Private Bank NA
4.204% due 11/17/2028 •		17,000	17,056
4.734% due 07/18/2031 •		6,000	6,083
Mutual of Omaha Cos Global Funding
5.350% due 04/09/2027		14,709	14,937
5.450% due 12/12/2028		3,000	3,107
National Health Investors, Inc. 3.000% due 02/01/2031		1,500	1,364
Nationwide Building Society
3.960% due 07/18/2030 •		3,725	3,674
7.875% due 12/20/2031 •(j)(k)	GBP	2,300	3,279
Nationwide Financial Services, Inc. 3.900% due 11/30/2049		$5,300	4,023
NatWest Group PLC
5.034% (SOFRRATE + 1.250%) due 03/01/2028 ~		2,900	2,920
5.125% due 05/12/2027 •(j)(k)	GBP	30,060	40,302
7.300% due 11/19/2034 •(j)(k)		$3,500	3,715
7.625% due 09/30/2035 •(j)(k)(n)	GBP	8,000	11,243
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. 4.500% due 03/15/2027		$7,800	7,816
New Immo Holding SA
2.750% due 11/26/2026	EUR	4,500	5,275
4.875% due 12/08/2028		6,000	7,162
New York Life Insurance Co. 4.450% due 05/15/2069		$3,500	2,738
Newmark Group, Inc. 7.500% due 01/12/2029		8,200	8,804
Nippon Life Insurance Co. 6.250% due 09/13/2053 •		8,000	8,484
Nissan Motor Acceptance Co. LLC 2.750% due 03/09/2028		7,400	7,037
NLG Global Funding 5.400% due 01/23/2030		12,100	12,444
Nomura Holdings, Inc.
2.172% due 07/14/2028		4,600	4,383
5.035% (SOFRRATE + 1.250%) due 07/02/2027 ~		12,500	12,601
5.594% due 07/02/2027		3,500	3,578
5.709% due 01/09/2026		11,200	11,203
5.842% due 01/18/2028		15,000	15,493
7.000% due 07/15/2030 •(j)(k)		7,800	8,040
Nordea Bank Abp 3.750% due 03/01/2029 •(j)(k)		1,100	1,047
Norinchukin Bank 5.094% due 10/16/2029		517	527
Nykredit Realkredit AS
1.000% due 10/01/2050	DKK	59,137	7,254
1.000% due 10/01/2053		1,871	216
1.500% due 10/01/2052		28,997	3,578
1.500% due 10/01/2053		73,180	9,270
Omega Healthcare Investors, Inc.
3.250% due 04/15/2033		$5,274	4,697
4.750% due 01/15/2028		700	706
OneMain Finance Corp.
5.375% due 11/15/2029		4,500	4,505
7.875% due 03/15/2030		3,200	3,386

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Orange Capital RE DAC 8.026% (EUR003M + 6.000%) due 01/17/2029 ~	EUR	250	306
Pacific Life Global Funding II
4.496% (SOFRRATE + 0.600%) due 01/27/2028 ~		$21,000	21,020
4.850% due 02/10/2030		1,100	1,126
Palm RE Ltd. 13.330% (BNMMDTSC + 9.700%) due 06/09/2031 ~		300	317
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (g)		8,600	6,641
Phillips Edison Grocery Center Operating Partnership I LP 5.750% due 07/15/2034		2,800	2,936
Piedmont Operating Partnership LP 6.875% due 07/15/2029		4,800	5,101
Pinnacol Assurance 8.625% due 06/25/2034 «(l)		6,000	6,485
Polestar Re Ltd.
10.542% (T-BILL 3MO + 7.000%) due 01/08/2029 ~		250	250
12.542% (T-BILL 3MO + 9.000%) due 01/08/2029 ~		250	250
14.042% (T-BILL 3MO + 10.500%) due 01/08/2029 ~		250	250
14.110% (BRMMUSDF + 10.590%) due 01/07/2028 ~		1,000	1,052
16.860% (BRMMUSDF + 13.250%) due 01/07/2027 ~		4,000	4,174
Popular, Inc. 7.250% due 03/13/2028		3,400	3,586
Principal Financial Group, Inc. 4.111% due 02/15/2028		3,500	3,496
Principal Life Global Funding II 3.000% due 04/18/2026		1,800	1,795
Prologis LP 4.200% due 02/15/2033	CAD	9,500	6,971
Protective Life Corp.
3.400% due 01/15/2030		$7,000	6,755
4.300% due 09/30/2028		10,900	10,943
Protective Life Global Funding 5.432% due 01/14/2032		5,000	5,210
Public Storage Operating Co. 0.500% due 09/09/2030	EUR	2,200	2,288
Purple Re Ltd. 12.786% (JMMMUSTF + 9.126%) due 06/06/2031 ~		$3,400	3,581
Quercus II Re DAC 13.026% (EUR003M + 11.000%) due 01/07/2031 «~	EUR	400	470
Quercus Re DAC 10.050% (EUR003M + 8.000%) due 01/06/2031 ~		300	361
Radian Group, Inc. 6.200% due 05/15/2029		$1,600	1,678
Realty Income Corp.
3.200% due 01/15/2027		5,100	5,061
4.450% due 09/15/2026		4,100	4,105
4.875% due 06/01/2026		4,670	4,682
Regency Centers LP 3.600% due 02/01/2027		880	876
Reliance Standard Life Global Funding II 2.750% due 01/21/2027		160	158
Rexford Industrial Realty LP 2.125% due 12/01/2030		6,300	5,644
RGA Global Funding
2.700% due 01/18/2029		4,300	4,106
5.250% due 01/09/2030		8,000	8,275
5.500% due 01/11/2031		6,000	6,245
6.000% due 11/21/2028		4,100	4,305
Royal Bank of Scotland International Ltd. 4.660% due 12/16/2028 «(l)		10,000	9,991
Sabra Health Care LP
3.200% due 12/01/2031		650	596
3.900% due 10/15/2029		3,213	3,153
Sammons Financial Group Global Funding 5.050% due 01/10/2028		1,000	1,017
Sammons Financial Group, Inc.
3.350% due 04/16/2031		3,050	2,830
6.875% due 04/15/2034		18,968	20,816
Santander Holdings USA, Inc.
3.244% due 10/05/2026		15,533	15,440
5.353% due 09/06/2030 •		7,821	8,003
5.473% due 03/20/2029 •		10,800	11,039
Santander U.K. Group Holdings PLC 4.320% due 09/22/2029 •		10,000	10,011
SBA Tower Trust
1.631% due 05/15/2051		3,800	3,718
1.884% due 07/15/2050		21,000	20,977
SBL Holdings, Inc.
5.900% due 09/26/2028		2,700	2,689
7.200% due 10/30/2034		1,500	1,453
Sixth Street Lending Partners
5.750% due 01/15/2030		4,300	4,360
6.125% due 07/15/2030		9,600	9,857
6.500% due 03/11/2029		8,600	8,922

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Standard Chartered Bank 4.853% due 12/03/2027		5,000	5,112
Standard Chartered PLC 3.603% due 01/12/2033 •		8,100	7,493
Stifel Financial Corp. 4.000% due 05/15/2030		9,800	9,606
Store Capital LLC
2.700% due 12/01/2031		3,800	3,363
2.750% due 11/18/2030		3,200	2,918
5.400% due 04/30/2030		5,300	5,406
Sumitomo Mitsui Financial Group, Inc.
2.130% due 07/08/2030		2,300	2,096
2.750% due 01/15/2030		4,700	4,428
5.424% due 07/09/2031		6,500	6,805
5.464% due 01/13/2026		6,372	6,375
5.558% due 07/09/2034		9,400	9,904
5.632% due 01/15/2035		36,000	38,147
Sun Communities Operating LP
2.700% due 07/15/2031		5,800	5,274
4.200% due 04/15/2032		7,765	7,540
Synchrony Financial 3.700% due 08/04/2026		4,100	4,086
Tesco Property Finance 4 PLC 5.801% due 10/13/2040	GBP	5,574	7,602
Tesco Property Finance 5 PLC 5.661% due 10/13/2041		3,058	4,124
Torrey Pines Re Ltd.
9.696% (JMMMUSTF + 6.036%) due 06/07/2032 ~		$1,000	1,047
10.766% (JMMMUSTF + 7.106%) due 06/07/2032 ~		500	522
12.988% (BRMMUSDF + 9.378%) due 06/05/2031 ~		300	306
Truist Financial Corp. 7.161% due 10/30/2029 •		5,800	6,258
Trust 2401
4.869% due 01/15/2030 (n)		1,107	1,091
6.390% due 01/15/2050		1,127	1,087
6.950% due 01/30/2044		1,663	1,739
Trust Fibra Uno
4.869% due 01/15/2030 (n)		943	923
6.390% due 01/15/2050		573	543
6.950% due 01/30/2044		320	324
U.S. Bancorp 6.787% due 10/26/2027 •		32,650	33,373
UBS AG 1.250% due 08/07/2026		2,700	2,660
UBS Group AG
1.494% due 08/10/2027 •		11,100	10,925
2.095% due 02/11/2032 •		7,600	6,745
2.746% due 02/11/2033 •		4,500	4,038
4.151% due 12/23/2029 •		20,000	19,982
4.194% due 04/01/2031 •		14,600	14,466
5.428% due 02/08/2030 •		12,000	12,415
5.617% due 09/13/2030 •		15,100	15,778
6.246% due 09/22/2029 •		12,800	13,477
7.000% due 02/05/2035 •(j)(k)		7,000	7,174
9.250% due 11/13/2028 •(j)(k)		7,000	7,701
UDR, Inc. 3.500% due 01/15/2028		7,425	7,344
UniCredit SpA
7.296% due 04/02/2034 •		5,200	5,580
7.500% due 06/03/2026 •(j)(k)	EUR	11,000	13,182
Unigel Netherlands Holding Corp. BV (15.000% Cash or 15.000% PIK) 15.000% due 12/31/2044 ^(c)(d)		$2,562	83
Unum Group 6.000% due 06/15/2054		1,900	1,887
Ursa Re II Ltd.
8.542% (T-BILL 3MO + 5.000%) due 12/07/2029 ~		250	250
11.292% (T-BILL 3MO + 7.750%) due 06/07/2028 ~		250	250
Ursa Re Ltd. 11.121% (GSMMUSTI + 7.500%) due 02/22/2028 ~		1,450	1,479
Veraison Re Ltd. 8.621% (GSMMUSTI + 5.000%) due 03/08/2033 ~		250	258
VICI Properties LP
4.750% due 02/15/2028		1,000	1,010
5.125% due 11/15/2031		4,100	4,155
5.125% due 05/15/2032		12,600	12,691
5.625% due 04/01/2035		2,000	2,043
5.750% due 04/01/2034		7,700	7,950
6.125% due 04/01/2054		3,000	2,992
VICI Properties LP/VICI Note Co., Inc.
3.875% due 02/15/2029		18,650	18,313
4.125% due 08/15/2030		12,531	12,157
4.500% due 01/15/2028		1,400	1,404
4.625% due 12/01/2029		2,400	2,396
5.750% due 02/01/2027		1,650	1,669
Voya Financial, Inc. 5.000% due 09/20/2034		14,800	14,730

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Wells Fargo & Co.
2.393% due 06/02/2028 •		30,750	30,055
3.000% due 04/22/2026		21,809	21,751
3.196% due 06/17/2027 •		10,670	10,629
3.526% due 03/24/2028 •		15,000	14,905
3.584% due 05/22/2028 •		38,906	38,662
4.892% due 09/15/2036 •		14,900	14,859
4.982% (SOFRRATE + 1.070%) due 04/22/2028 ~		11,400	11,466
5.198% due 01/23/2030 •		9,800	10,094
5.244% due 01/24/2031 •		7,300	7,563
5.557% due 07/25/2034 •		14,300	15,000
5.574% due 07/25/2029 •		17,400	18,032
Western-Southern Global Funding 4.500% due 07/16/2028		4,300	4,337
Weyerhaeuser Co.
4.000% due 04/15/2030		8,363	8,258
4.750% due 05/15/2026		7,734	7,751
7.350% due 07/01/2026		2,000	2,029
7.375% due 03/15/2032		5,657	6,447
Windmill III Re DAC 7.236% (EUR003M + 5.210%) due 07/05/2028 ~	EUR	250	302
WP Carey, Inc. 4.250% due 10/01/2026		$6,446	6,455

			4,079,352

INDUSTRIALS 28.5%
7-Eleven, Inc.
0.950% due 02/10/2026		6,010	5,989
1.800% due 02/10/2031		26,000	22,794
AbbVie, Inc.
4.250% due 11/21/2049		6,700	5,522
5.050% due 03/15/2034		8,000	8,224
5.200% due 03/15/2035		6,000	6,215
5.350% due 03/15/2044		10,000	9,888
5.400% due 03/15/2054		4,200	4,087
Adani Transmission Step-One Ltd. 4.000% due 08/03/2026		3,075	3,053
Adnoc Murban Rsc Ltd.
4.250% due 09/11/2029		11,900	11,984
4.500% due 09/11/2034		5,000	4,942
Adventist Health System 2.952% due 03/01/2029		3,000	2,851
AEP Transmission Co. LLC
2.750% due 08/15/2051		4,800	2,972
5.375% due 06/15/2035		555	574
Aeroporti di Roma SpA 1.750% due 07/30/2031	EUR	3,000	3,257
Air Canada Pass-Through Trust
3.300% due 07/15/2031		$3,465	3,317
3.600% due 09/15/2028		2,464	2,438
5.250% due 10/01/2030		2,320	2,374
Aker BP ASA
3.100% due 07/15/2031		12,898	11,854
3.750% due 01/15/2030		4,100	3,969
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		6,810	6,855
Alcon Finance Corp. 3.000% due 09/23/2029		4,900	4,701
Allegion U.S. Holding Co., Inc. 3.550% due 10/01/2027		400	397
Amcor Flexibles North America, Inc. 5.100% due 03/17/2030		2,761	2,836
Amdocs Ltd. 2.538% due 06/15/2030		14,850	13,649
American Airlines Pass-Through Trust
3.000% due 04/15/2030		2,565	2,482
3.150% due 08/15/2033		17,310	16,398
3.200% due 12/15/2029		5,820	5,697
3.350% due 04/15/2031		11,228	10,912
3.375% due 11/01/2028		1,280	1,264
3.575% due 07/15/2029		2,099	2,079
3.650% due 08/15/2030		3,015	2,965
3.700% due 04/01/2028		4,238	4,222
Amgen, Inc.
4.400% due 02/22/2062		2,500	1,955
4.663% due 06/15/2051		7,254	6,213
5.150% due 03/02/2028		5,500	5,630
5.250% due 03/02/2030		9,929	10,310
5.250% due 03/02/2033		21,900	22,677
5.600% due 03/02/2043		33,650	33,866
5.750% due 03/02/2063		25,100	24,510
Apple, Inc.
1.650% due 05/11/2030		1,450	1,319
4.100% due 08/08/2062		4,100	3,226
4.850% due 05/10/2053		7,000	6,623

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Ashtead Capital, Inc.
4.000% due 05/01/2028		9,445	9,345
4.250% due 11/01/2029		3,300	3,265
5.800% due 04/15/2034		2,396	2,514
Astrazeneca Finance LLC 4.900% due 02/26/2031		11,600	12,010
AutoZone, Inc.
5.100% due 07/15/2029		1,025	1,055
5.125% due 06/15/2030		900	929
Bacardi Ltd. 5.150% due 05/15/2038		10,500	9,996
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050		3,200	2,287
BAT Capital Corp. 5.625% due 08/15/2035		1,400	1,459
Baxter International, Inc.
4.450% due 02/15/2029		1,700	1,706
4.900% due 12/15/2030		4,500	4,537
Bayer U.S. Finance II LLC 4.375% due 12/15/2028		55,000	55,070
Bayer U.S. Finance LLC
6.375% due 11/21/2030		7,700	8,235
6.500% due 11/21/2033		700	758
BCP V Modular Services Finance II PLC 6.500% due 07/10/2031	EUR	3,000	3,303
Becton Dickinson & Co.
4.693% due 02/13/2028		$379	384
5.081% due 06/07/2029		13,267	13,635
Becton Dickinson Euro Finance SARL 4.029% due 06/07/2036	EUR	7,000	8,286
Beignet Investor LLC 6.581% due 05/30/2049		$112,737	119,209
Berry Global, Inc.
1.570% due 01/15/2026		7,400	7,393
4.875% due 07/15/2026		1,722	1,722
Block, Inc.
3.500% due 06/01/2031		1,300	1,223
5.625% due 08/15/2030		1,100	1,123
6.500% due 05/15/2032		13,329	13,869
BMW U.S. Capital LLC
4.500% due 08/11/2030		7,600	7,641
4.645% (SOFRINDX + 0.920%) due 03/21/2028 ~		10,000	10,050
4.650% due 03/19/2027		2,000	2,017
Boeing Co.
2.196% due 02/04/2026		20,368	20,330
2.950% due 02/01/2030		375	355
3.200% due 03/01/2029		185	179
3.250% due 02/01/2028		365	359
3.625% due 02/01/2031		3,500	3,364
5.150% due 05/01/2030		8,000	8,223
5.705% due 05/01/2040		19,500	19,923
5.805% due 05/01/2050		46,400	45,708
5.930% due 05/01/2060		30,000	29,456
6.298% due 05/01/2029		24,823	26,357
Booz Allen Hamilton, Inc.
3.875% due 09/01/2028		600	589
5.950% due 08/04/2033		7,606	7,928
Boston Scientific Corp. 2.650% due 06/01/2030		4,000	3,766
British Airways Pass-Through Trust 3.300% due 06/15/2034		7,392	6,995
Broadcom, Inc.
2.450% due 02/15/2031		21,400	19,584
2.600% due 02/15/2033		3,800	3,353
3.137% due 11/15/2035		22,839	19,677
3.187% due 11/15/2036		24,922	21,146
3.469% due 04/15/2034		4,000	3,649
4.926% due 05/15/2037		37,864	37,388
Burberry Group PLC 5.750% due 06/20/2030	GBP	6,296	8,686
CAB SELAS 3.375% due 02/01/2028 (n)	EUR	1,102	1,262
Cameron LNG LLC
3.302% due 01/15/2035		$4,300	3,770
3.402% due 01/15/2038		10,600	9,228
Canadian Natural Resources Ltd.
5.000% due 12/15/2029		578	593
5.400% due 12/15/2034		8,000	8,147
5.850% due 02/01/2035		6,419	6,701
6.250% due 03/15/2038		6,997	7,440
6.450% due 06/30/2033		2,101	2,268
Canadian Pacific Railway Co.
2.450% due 12/02/2031		10,400	9,360
4.950% due 08/15/2045		1,631	1,527
6.125% due 09/15/2115		10,000	9,983

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Carnival Corp.
4.000% due 08/01/2028	12,200	12,026
5.750% due 03/15/2030	9,350	9,624
5.750% due 08/01/2032	4,400	4,521
CDW LLC/CDW Finance Corp.
2.670% due 12/01/2026	10,100	9,969
5.100% due 03/01/2030	6,000	6,119
Centene Corp.
2.450% due 07/15/2028	3,500	3,280
2.500% due 03/01/2031	13,535	11,696
2.625% due 08/01/2031	17,620	15,168
3.000% due 10/15/2030	13,019	11,657
3.375% due 02/15/2030	900	830
4.625% due 12/15/2029	12,416	12,051
CGI, Inc. 4.950% due 03/14/2030	4,450	4,514
Charter Communications Operating LLC/Charter Communications Operating Capital
2.300% due 02/01/2032	7,662	6,590
3.700% due 04/01/2051	5,000	3,160
3.850% due 04/01/2061	23,000	13,726
3.900% due 06/01/2052	13,500	8,725
3.950% due 06/30/2062	2,200	1,325
4.800% due 03/01/2050	5,400	4,060
5.125% due 07/01/2049	17,200	13,474
5.375% due 05/01/2047	6,985	5,758
5.750% due 04/01/2048	15,890	13,569
5.850% due 12/01/2035 (n)	7,500	7,485
6.100% due 06/01/2029	129	135
Cheniere Corpus Christi Holdings LLC
2.742% due 12/31/2039	5,200	4,447
3.700% due 11/15/2029	47,274	46,195
5.125% due 06/30/2027	15,000	15,150
Cheniere Energy Partners LP
5.550% due 10/30/2035	5,000	5,115
5.750% due 08/15/2034	6,200	6,477
Choice Hotels International, Inc.
3.700% due 12/01/2029	2,787	2,713
5.850% due 08/01/2034	2,350	2,397
Chord Energy Corp. 6.750% due 03/15/2033	1,200	1,242
CHS/Community Health Systems, Inc.
4.750% due 02/15/2031	4,900	4,369
6.000% due 01/15/2029	1,200	1,204
Cigna Group 2.375% due 03/15/2031	6,278	5,685
Comcast Corp. 2.800% due 01/15/2051	22,300	12,940
CommonSpirit Health
4.352% due 09/01/2030	6,400	6,375
4.975% due 09/01/2035	1,600	1,582
Conagra Brands, Inc.
1.375% due 11/01/2027	400	381
4.850% due 11/01/2028	9,545	9,658
Constellation Brands, Inc.
3.700% due 12/06/2026	1,008	1,006
4.800% due 01/15/2029	1,098	1,116
Constellation Pharmaceutical, Inc. 5.550% due 07/01/2033 «(l)	4,895	5,087
Coterra Energy, Inc. 5.600% due 03/15/2034	2,315	2,386
Crowdstrike Holdings, Inc. 3.000% due 02/15/2029	9,400	9,028
Crown Castle Towers LLC 4.241% due 07/15/2048	11,900	11,868
CSL Finance PLC 4.050% due 04/27/2029	4,500	4,490
CVS Health Corp.
3.000% due 08/15/2026	375	373
4.780% due 03/25/2038	3,850	3,636
5.000% due 01/30/2029	18,400	18,795
5.050% due 03/25/2048	18,900	16,672
5.450% due 09/15/2035	9,300	9,523
5.625% due 02/21/2053	2,544	2,391
5.700% due 06/01/2034	5,300	5,556
5.875% due 06/01/2053	15,090	14,663
6.000% due 06/01/2044	1,600	1,609
6.050% due 06/01/2054	8,200	8,158
6.200% due 09/15/2055	1,256	1,276
6.250% due 09/15/2065	3,500	3,525
CVS Pass-Through Trust
4.163% due 08/11/2036	254	237
5.789% due 01/10/2026	1	1
5.926% due 01/10/2034	260	267
6.036% due 12/10/2028	1,918	1,938
8.353% due 07/10/2031	219	238

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

DAE Funding LLC 3.375% due 03/20/2028	6,300	6,141
Dell International LLC/EMC Corp.
4.900% due 10/01/2026	6,050	6,079
6.020% due 06/15/2026	1,188	1,193
Delta Air Lines, Inc. 3.750% due 10/28/2029	2,500	2,449
Diamondback Energy, Inc.
5.400% due 04/18/2034	7,900	8,092
5.750% due 04/18/2054	8,300	7,852
DISH DBS Corp. 5.250% due 12/01/2026	750	728
DT Midstream, Inc. 5.800% due 12/15/2034	2,400	2,492
Eastern Gas Transmission & Storage, Inc.
3.000% due 11/15/2029	3,250	3,108
3.900% due 11/15/2049	3,700	2,707
Edwards Lifesciences Corp. 4.300% due 06/15/2028	4,700	4,735
Elevance Health, Inc.
3.650% due 12/01/2027	5,900	5,875
5.200% due 02/15/2035	1,700	1,738
5.700% due 02/15/2055	3,300	3,226
Eli Lilly & Co. 4.600% due 08/14/2034	7,400	7,425
Embraer Netherlands Finance BV 5.980% due 02/11/2035	1,000	1,063
Enbridge, Inc.
2.500% due 08/01/2033	14,800	12,726
4.200% due 11/20/2028	553	554
4.250% due 12/01/2026	3,300	3,307
5.625% due 04/05/2034	4,666	4,880
5.700% due 03/08/2033	9,600	10,116
6.700% due 11/15/2053	1,264	1,389
Energy Transfer LP
3.900% due 07/15/2026	5,861	5,857
4.950% due 06/15/2028	6,200	6,304
5.000% due 05/15/2050	1,000	838
5.350% due 05/15/2045	2,600	2,353
5.600% due 09/01/2034	7,500	7,722
5.700% due 04/01/2035	7,900	8,182
5.750% due 02/15/2033	4,600	4,837
5.800% due 06/15/2038	6,230	6,352
5.950% due 05/15/2054	9,000	8,547
6.050% due 09/01/2054	18,700	18,003
6.200% due 04/01/2055	4,800	4,714
6.500% due 02/01/2042	3,600	3,802
6.625% due 10/15/2036	206	224
7.500% due 07/01/2038	4,302	4,998
Eni SpA 5.950% due 05/15/2054	14,200	14,095
Entergy Louisiana LLC
3.120% due 09/01/2027	4,300	4,250
5.150% due 09/15/2034	9,000	9,204
5.350% due 03/15/2034	3,267	3,397
Enterprise Products Operating LLC
4.450% due 02/15/2043	5,000	4,402
4.600% due 01/15/2031	2,800	2,835
4.950% due 02/15/2035	7,900	7,995
5.200% due 01/15/2036	18,600	18,945
5.700% due 02/15/2042	2,002	2,042
7.099% (TSFR3M + 3.248%) due 08/16/2077 ~	7,651	7,652
EQT Corp.
4.500% due 01/15/2029	3,235	3,243
4.750% due 01/15/2031	6,300	6,343
5.750% due 02/01/2034	3,100	3,240
Essent Group Ltd. 6.250% due 07/01/2029	6,600	6,893
Expand Energy Corp.
5.700% due 01/15/2035	16,800	17,394
6.750% due 04/15/2029	1,261	1,268
FactSet Research Systems, Inc. 2.900% due 03/01/2027	10,000	9,854
FirstEnergy Pennsylvania Electric Co.
3.600% due 06/01/2029	1,020	999
6.150% due 10/01/2038	1,600	1,721
Fiserv, Inc.
3.500% due 07/01/2029	3,000	2,911
4.200% due 10/01/2028	4,905	4,895
5.250% due 08/11/2035	31,000	30,942
Flex Intermediate Holdco LLC 3.363% due 06/30/2031	36,900	34,011
Flex Ltd.
4.875% due 06/15/2029	8,100	8,223
5.250% due 01/15/2032	3,400	3,467

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Fox Corp.
4.709% due 01/25/2029		5,000	5,065
6.500% due 10/13/2033		6,600	7,291
Freeport Minerals Corp. 9.500% due 06/01/2031		200	243
Gartner, Inc.
3.625% due 06/15/2029		3,700	3,571
4.950% due 03/20/2031		6,450	6,493
5.600% due 11/20/2035		8,000	7,983
Gatwick Funding Ltd. 6.125% due 03/02/2028	GBP	6,200	8,382
GC Treasury Center Co. Ltd.
6.500% due 09/10/2030 •(j)		$2,800	2,837
7.125% due 03/10/2035 •(j)		1,300	1,324
Global Payments, Inc.
3.200% due 08/15/2029		6,072	5,793
4.875% due 11/15/2030		9,500	9,513
4.875% due 03/17/2031	EUR	1,300	1,593
5.200% due 11/15/2032		$18,300	18,322
goeasy Ltd. 9.250% due 12/01/2028		400	412
Greensaif Pipelines Bidco SARL
5.853% due 02/23/2036		1,200	1,257
6.103% due 08/23/2042		8,000	8,346
6.129% due 02/23/2038		1,700	1,808
Grifols SA 7.500% due 05/01/2030 (l)	EUR	8,000	9,901
Haleon U.S. Capital LLC
3.375% due 03/24/2027		$4,802	4,768
3.375% due 03/24/2029		1,700	1,662
HCA, Inc.
3.500% due 09/01/2030		7,400	7,119
3.500% due 07/15/2051		4,500	3,062
3.625% due 03/15/2032		2,700	2,553
4.125% due 06/15/2029		6,800	6,779
4.625% due 03/15/2052		2,400	1,961
5.250% due 03/01/2030		1,300	1,342
5.450% due 09/15/2034		1,100	1,133
5.500% due 06/01/2033		19,000	19,782
5.625% due 09/01/2028		7,700	7,939
5.750% due 03/01/2035		16,406	17,229
5.875% due 02/01/2029		1,500	1,564
5.900% due 06/01/2053		5,200	5,097
5.950% due 09/15/2054		8,000	7,920
Heathrow Finance PLC 4.125% due 09/01/2029 þ	GBP	3,200	4,056
Heathrow Funding Ltd. 6.450% due 12/10/2033		2,100	3,047
HEICO Corp.
5.250% due 08/01/2028		$2,000	2,057
5.350% due 08/01/2033		1,900	1,974
Hess Corp. 7.875% due 10/01/2029		3,600	4,073
Hilton Domestic Operating Co., Inc. 5.750% due 09/15/2033		2,400	2,457
Howard Midstream Energy Partners LLC 6.625% due 01/15/2034		400	411
Huntington Ingalls Industries, Inc. 5.353% due 01/15/2030		500	517
Hyatt Hotels Corp.
5.050% due 03/30/2028		3,000	3,056
5.375% due 12/15/2031		4,700	4,842
Hyundai Capital America
1.500% due 06/15/2026		11,500	11,369
4.850% due 03/25/2027		4,000	4,038
Illumina, Inc.
4.650% due 09/09/2026		1,300	1,305
5.750% due 12/13/2027		395	407
Imperial Brands Finance Netherlands BV 5.250% due 02/15/2031	EUR	1,000	1,269
Imperial Brands Finance PLC 6.125% due 07/27/2027		$6,000	6,180
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050		6,500	4,726
IQVIA, Inc. 5.700% due 05/15/2028		1,988	2,058
IRB Infrastructure Developers Ltd. 7.110% due 03/11/2032		3,000	3,100
Jabil, Inc. 5.450% due 02/01/2029		2,200	2,274
JDE Peet's NV 4.500% due 01/23/2034	EUR	3,700	4,493
JetBlue Airways Corp./JetBlue Loyalty LP 9.875% due 09/20/2031		$19,000	19,158
JetBlue Pass-Through Trust 2.750% due 11/15/2033		5,874	5,283

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Kinder Morgan Energy Partners LP
7.300% due 08/15/2033		5,726	6,595
7.400% due 03/15/2031		500	566
7.500% due 11/15/2040		5,500	6,431
Kinder Morgan, Inc.
3.600% due 02/15/2051		2,000	1,403
5.200% due 06/01/2033		6,900	7,102
5.300% due 12/01/2034		1,000	1,020
7.750% due 01/15/2032		16,050	18,645
Kodiak Gas Services LLC 7.250% due 02/15/2029		800	833
Kraft Heinz Foods Co.
5.000% due 06/04/2042		2,400	2,204
6.500% due 02/09/2040		1,258	1,360
6.875% due 01/26/2039		13,500	15,098
7.125% due 08/01/2039		7,120	8,083
L3Harris Technologies, Inc. 5.050% due 06/01/2029		300	309
Laboratory Corp. of America Holdings 4.350% due 04/01/2030		1,500	1,503
Las Vegas Sands Corp.
3.900% due 08/08/2029		4,050	3,957
5.625% due 06/15/2028		8,600	8,819
6.000% due 08/15/2029		57,275	59,854
6.000% due 06/14/2030		5,646	5,925
6.200% due 08/15/2034		30,485	32,130
Leidos, Inc.
2.300% due 02/15/2031		16,750	15,091
4.375% due 05/15/2030		4,100	4,096
Liberty Utilities Finance GP 1 2.050% due 09/15/2030		2,500	2,269
Live Nation Entertainment, Inc. 3.750% due 01/15/2028		15,841	15,613
Lockheed Martin Corp.
4.300% due 06/15/2062		14,400	11,373
4.800% due 08/15/2034		4,516	4,565
Macmillan Bloedel Pembroke LP 7.700% due 02/15/2026		7,658	7,686
Marathon Petroleum Corp. 5.150% due 03/01/2030		3,550	3,655
Marriott International, Inc.
3.500% due 10/15/2032		9,700	9,062
4.500% due 10/01/2034		6,099	5,947
4.625% due 06/15/2030		6,100	6,193
5.250% due 10/15/2035		1,700	1,724
Mars, Inc.
5.200% due 03/01/2035		4,300	4,421
5.650% due 05/01/2045		8,300	8,371
5.700% due 05/01/2055		1,500	1,495
Marvell Technology, Inc.
1.650% due 04/15/2026		7,676	7,625
4.875% due 06/22/2028		100	102
Massachusetts Institute of Technology 4.678% due 07/01/2114		150	125
McDonald's Corp.
2.625% due 09/01/2029		4,350	4,149
4.600% due 05/15/2030		1,070	1,089
5.000% due 05/17/2029		4,519	4,653
Meta Platforms, Inc.
4.750% due 08/15/2034		2,100	2,118
5.550% due 08/15/2064		8,500	7,891
5.600% due 05/15/2053		6,500	6,226
Microchip Technology, Inc. 5.050% due 02/15/2030		3,200	3,266
Micron Technology, Inc.
4.663% due 02/15/2030		950	961
5.300% due 01/15/2031		2,100	2,178
5.327% due 02/06/2029		4,600	4,744
Mitchells & Butlers Finance PLC 4.350% (BP0003M + 0.450%) due 12/15/2030 ~	GBP	334	441
Motorola Solutions, Inc. 4.600% due 05/23/2029		$1,750	1,771
MPLX LP
4.900% due 04/15/2058		2,600	2,141
4.950% due 03/14/2052		4,100	3,449
5.400% due 04/01/2035		21,500	21,667
MSCI, Inc.
3.250% due 08/15/2033		10,400	9,331
3.875% due 02/15/2031		1,500	1,441
National Football League
5.250% due 10/05/2034 «(l)		19,400	19,783
5.420% due 10/05/2037 «(l)		6,900	6,975
National Grid Electricity Transmission PLC 2.000% due 04/17/2040	GBP	1,400	1,204
Netflix, Inc.
3.875% due 11/15/2029	EUR	11,800	14,330

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

4.875% due 06/15/2030	$900	923
Newcastle Coal Infrastructure Group Pty. Ltd. 4.400% due 09/29/2027	2,031	2,028
Nissan Motor Co. Ltd. 4.345% due 09/17/2027	12,810	12,646
Norfolk Southern Corp. 4.100% due 05/15/2121	4,200	2,925
Northrop Grumman Corp. 7.750% due 03/15/2026	102	103
NTT Finance Corp. 5.171% due 07/16/2032	15,300	15,706
NVR, Inc. 3.000% due 05/15/2030	35,314	33,447
NXP BV/NXP Funding LLC 5.350% due 03/01/2026	4,800	4,800
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.875% due 06/18/2026	6,700	6,694
Occidental Petroleum Corp.
6.200% due 03/15/2040	3,260	3,326
6.625% due 09/01/2030	10,000	10,773
8.875% due 07/15/2030	17,067	19,791
ONEOK Partners LP
6.125% due 02/01/2041	1,700	1,745
6.200% due 09/15/2043	3,450	3,505
Oracle Corp.
2.300% due 03/25/2028	3,200	3,052
2.875% due 03/25/2031	13,900	12,495
3.950% due 03/25/2051	5,300	3,491
4.000% due 07/15/2046	11,000	7,634
4.000% due 11/15/2047	3,700	2,543
4.100% due 03/25/2061	16,600	10,708
4.900% due 02/06/2033	4,300	4,139
5.200% due 09/26/2035	10,000	9,584
5.500% due 08/03/2035	24,100	23,628
5.500% due 09/27/2064	21,900	17,496
6.000% due 08/03/2055	7,300	6,443
Paramount Global
3.700% due 06/01/2028	4,100	4,010
6.875% due 04/30/2036	9,000	8,871
Permian Resources Operating LLC 6.250% due 02/01/2033	5,600	5,747
Petroleos Mexicanos 6.700% due 02/16/2032	15,851	15,819
Philip Morris International, Inc.
3.375% due 08/15/2029	6,100	5,959
4.375% due 04/30/2030	860	866
5.250% due 09/07/2028	358	370
5.250% due 02/13/2034	7,900	8,168
5.375% due 02/15/2033	6,000	6,278
5.625% due 11/17/2029	14,714	15,477
5.750% due 11/17/2032	11,500	12,310
Pioneer Natural Resources Co. 7.200% due 01/15/2028	4,497	4,775
Plains All American Pipeline LP 5.950% due 06/15/2035	4,100	4,272
Qatarenergy LNG S3 5.838% due 09/30/2027	309	314
Quanta Services, Inc. 2.350% due 01/15/2032	6,000	5,293
RELX Capital, Inc.
3.000% due 05/22/2030	3,000	2,857
4.750% due 03/27/2030	100	102
Renesas Electronics Corp. 2.170% due 11/25/2026	3,200	3,143
Revvity, Inc. 3.300% due 09/15/2029	300	289
Rogers Communications, Inc.
4.500% due 03/15/2042	628	537
5.000% due 02/15/2029	750	765
Roper Technologies, Inc. 4.250% due 09/15/2028	190	191
Royal Caribbean Cruises Ltd.
3.700% due 03/15/2028	6,700	6,629
5.375% due 01/15/2036	7,500	7,534
5.500% due 04/01/2028	15,200	15,480
5.625% due 09/30/2031	3,700	3,784
Royalty Pharma PLC 1.750% due 09/02/2027	5,000	4,819
RTX Corp.
5.375% due 02/27/2053	13,300	12,849
6.100% due 03/15/2034	15,900	17,404
6.400% due 03/15/2054	4,200	4,625
7.200% due 08/15/2027	125	131
S&P Global, Inc. 4.250% due 05/01/2029	5,542	5,574

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Sabine Pass Liquefaction LLC
4.500% due 05/15/2030		6,500	6,529
5.875% due 06/30/2026		1,201	1,203
Santos Finance Ltd.
3.649% due 04/29/2031		20,600	19,317
5.250% due 03/13/2029		5,000	5,071
6.875% due 09/19/2033		17,900	19,618
Saudi Arabian Oil Co.
2.250% due 11/24/2030		1,000	905
5.250% due 07/17/2034 (n)		2,400	2,474
Schlumberger Holdings Corp. 5.000% due 06/01/2034		6,900	6,985
Seadrill Finance Ltd. 8.375% due 08/01/2030		400	416
Sekisui House U.S., Inc. 3.966% due 08/06/2061		200	135
South Bow USA Infrastructure Holdings LLC 5.584% due 10/01/2034		6,517	6,585
South West Water Finance PLC 5.750% due 12/11/2032	GBP	6,650	9,296
Southern Co. 4.850% due 03/15/2035		$13,400	13,242
Spirit AeroSystems, Inc.
3.850% due 06/15/2026		3,800	3,789
4.600% due 06/15/2028		16,831	16,863
Spirit Airlines Pass-Through Trust
3.375% due 08/15/2031		240	226
3.650% due 08/15/2031		780	719
4.100% due 10/01/2029		1,931	1,854
Starbucks Corp.
4.500% due 05/15/2028		2,345	2,369
4.800% due 05/15/2030		1,700	1,736
Stonepeak Nile Parent LLC 7.250% due 03/15/2032		100	106
Stryker Corp.
1.950% due 06/15/2030		21,199	19,257
4.250% due 09/11/2029		630	634
4.625% due 09/11/2034		6,300	6,266
4.850% due 12/08/2028		8,000	8,191
4.850% due 02/10/2030		10,000	10,272
5.200% due 02/10/2035		1,600	1,644
Synopsys, Inc.
4.550% due 04/01/2027		7,500	7,557
4.850% due 04/01/2030		1,400	1,430
5.150% due 04/01/2035		10,000	10,167
Synthos SA 2.500% due 06/07/2028 (n)	EUR	5,760	6,376
Sysco Corp.
5.100% due 09/23/2030		$2,169	2,241
5.950% due 04/01/2030		4,400	4,668
T-Mobile USA, Inc.
2.050% due 02/15/2028		10,500	10,083
2.550% due 02/15/2031		16,800	15,353
2.625% due 02/15/2029		600	573
3.000% due 02/15/2041		32,700	24,380
3.300% due 02/15/2051		40,000	26,768
3.400% due 10/15/2052		4,600	3,095
3.600% due 11/15/2060		5,700	3,790
3.875% due 04/15/2030		28,342	27,876
5.050% due 07/15/2033		2,000	2,042
5.250% due 06/15/2055		20,500	18,692
5.650% due 01/15/2053		4,800	4,647
5.700% due 01/15/2056		10,000	9,763
5.750% due 01/15/2054		5,200	5,106
5.800% due 09/15/2062		2,400	2,366
Tapestry, Inc.
5.100% due 03/11/2030		6,500	6,683
5.500% due 03/11/2035		7,100	7,263
Targa Resources Corp.
4.200% due 02/01/2033		4,000	3,831
4.950% due 04/15/2052		8,000	6,843
6.150% due 03/01/2029		8,300	8,740
TCI Communications, Inc. 7.875% due 02/15/2026		600	602
TD SYNNEX Corp.
2.375% due 08/09/2028		14,300	13,623
2.650% due 08/09/2031		8,700	7,834
TDF Infrastructure SASU 1.750% due 12/01/2029	EUR	1,100	1,213
Teva Pharmaceutical Finance Netherlands III BV 8.125% due 09/15/2031		$575	663
Thames Water Super Senior Issuer PLC 9.750% due 10/10/2027	GBP	2,005	3,115
Time Warner Cable LLC 4.500% due 09/15/2042		$4,000	3,087

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Times Square Hotel Trust 8.528% due 08/01/2026		63	63
Transcontinental Gas Pipe Line Co. LLC
3.250% due 05/15/2030		2,900	2,782
5.100% due 03/15/2036		800	806
Transurban Finance Co. Pty. Ltd. 2.450% due 03/16/2031		2,850	2,598
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		931	920
Tyson Foods, Inc. 5.400% due 03/15/2029		500	517
Unigel Luxembourg SA (11.000% Cash or 12.000% PIK) 11.000% due 12/31/2028 ^(c)(d)		3,152	221
Unigel Luxembourg SA (13.500% Cash or 15.000% PIK) 13.500% due 12/31/2027 ^(c)(d)		1,449	297
United Airlines Pass-Through Trust
2.700% due 11/01/2033		731	673
2.875% due 04/07/2030		13,152	12,696
3.100% due 01/07/2030		841	820
3.100% due 04/07/2030		3,071	2,939
3.450% due 01/07/2030		2,427	2,369
3.500% due 09/01/2031		1,100	1,064
3.700% due 09/01/2031		2,407	2,302
4.150% due 02/25/2033		7,614	7,492
5.450% due 08/15/2038		9,848	10,159
5.875% due 04/15/2029		10,916	11,200
UnitedHealth Group, Inc.
2.900% due 05/15/2050		5,500	3,528
4.950% due 01/15/2032		10,093	10,349
5.150% due 07/15/2034		15,200	15,574
5.200% due 04/15/2063		23,860	21,383
5.500% due 07/15/2044		10,800	10,726
5.625% due 07/15/2054		5,000	4,910
5.750% due 07/15/2064		5,000	4,886
5.875% due 02/15/2053		2,500	2,525
Vale Overseas Ltd. 6.400% due 06/28/2054		4,100	4,188
Var Energi ASA
5.875% due 05/22/2030		600	625
8.000% due 11/15/2032		6,200	7,105
Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		17,500	16,418
3.875% due 11/01/2033		11,000	9,439
4.125% due 08/15/2031		13,000	11,839
6.250% due 01/15/2030		8,950	9,067
Venture Global LNG, Inc.
7.000% due 01/15/2030		11,825	11,389
8.375% due 06/01/2031		2,500	2,488
Viking Cruises Ltd. 5.875% due 10/15/2033		5,511	5,599
Viper Energy Partners LLC 5.700% due 08/01/2035		6,300	6,433
Virgin Media Secured Finance PLC
4.250% due 01/15/2030	GBP	9,900	12,296
5.250% due 05/15/2029		1,000	1,308
Vmed O2 U.K. Financing I PLC
4.250% due 01/31/2031		$6,200	5,659
5.625% due 04/15/2032	EUR	14,000	16,596
VMware LLC
2.200% due 08/15/2031		$3,300	2,934
3.900% due 08/21/2027		9,000	9,009
4.700% due 05/15/2030		24,482	24,881
VOC Escrow Ltd. 5.000% due 02/15/2028		6,000	6,003
Volkswagen Group of America Finance LLC 4.750% due 11/13/2028		4,900	4,951
Vulcan Materials Co. 4.950% due 12/01/2029		105	108
Warnermedia Holdings, Inc. 5.141% due 03/15/2052		392	259
Waste Connections, Inc. 4.200% due 01/15/2033		796	781
Weatherford International Ltd. 6.750% due 10/15/2033		3,100	3,176
Weir Group, Inc. 5.350% due 05/06/2030		5,300	5,448
Wessex Water Services Finance PLC 1.500% due 09/17/2029	GBP	4,750	5,692
Western Midstream Operating LP 5.450% due 11/15/2034		$9,900	9,975
Westinghouse Air Brake Technologies Corp. 4.700% due 09/15/2028		15,933	16,138
Williams Cos., Inc.
5.150% due 03/15/2034		1,400	1,425
5.600% due 03/15/2035		19,624	20,454

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Woodside Finance Ltd.
3.700% due 09/15/2026		11,375	11,335
3.700% due 03/15/2028		6,100	6,034
4.500% due 03/04/2029		2,300	2,301
5.100% due 09/12/2034		5,400	5,338
5.400% due 05/19/2030		9,700	9,963
5.700% due 09/12/2054		5,000	4,709
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.250% due 05/15/2027		7,300	7,333
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 6.250% due 03/15/2033		9,400	9,617
Yellowstone Energy LP 5.750% due 12/31/2026		959	949
Yorkshire Water Finance PLC
1.750% due 10/27/2032	GBP	12,200	13,070
6.375% due 08/19/2039		5,000	6,737
Zimmer Biomet Holdings, Inc. 5.350% due 12/01/2028		$1,626	1,681
Zoetis, Inc. 2.000% due 05/15/2030		7,000	6,408

			3,742,713

UTILITIES 8.6%
AEP Texas, Inc.
5.700% due 05/15/2034		1,000	1,045
6.650% due 02/15/2033		2,425	2,646
AES Corp.
3.950% due 07/15/2030		5,200	5,083
5.450% due 06/01/2028		2,400	2,456
5.800% due 03/15/2032		7,700	7,901
6.950% due 07/15/2055 •		2,700	2,677
7.600% due 01/15/2055 •		12,550	12,790
Alliant Energy Finance LLC 3.600% due 03/01/2032		1,500	1,395
American Electric Power Co., Inc. 3.875% due 02/15/2062 •		6,200	6,100
Anglian Water Services Financing PLC
5.750% due 06/07/2043	GBP	9,000	11,109
6.000% due 06/20/2039		1,400	1,849
Appalachian Power Co. 3.700% due 05/01/2050		$3,000	2,180
Arizona Public Service Co.
2.650% due 09/15/2050		8,900	5,307
3.350% due 05/15/2050		3,750	2,586
5.500% due 09/01/2035		4,300	4,418
AT&T, Inc.
2.750% due 06/01/2031		16,200	14,886
3.500% due 06/01/2041		36,300	28,583
3.550% due 09/15/2055		23,160	15,433
3.650% due 06/01/2051		25,700	18,086
3.650% due 09/15/2059		31,550	20,822
3.850% due 06/01/2060		25,750	17,755
Atlantic City Electric Co. 4.000% due 10/15/2028		4,600	4,612
Berkshire Hathaway Energy Co. 4.450% due 01/15/2049		1,850	1,547
Black Hills Corp.
2.500% due 06/15/2030		10,400	9,653
3.875% due 10/15/2049		5,500	4,118
6.000% due 01/15/2035		11,850	12,653
6.150% due 05/15/2034		4,200	4,507
Capital Power U.S. Holdings, Inc. 6.189% due 06/01/2035		200	209
CenterPoint Energy Houston Electric LLC 5.050% due 03/01/2035		2,600	2,627
Clearway Energy Operating LLC 3.750% due 02/15/2031		3,500	3,282
Cleveland Electric Illuminating Co. 3.500% due 04/01/2028		4,200	4,132
Columbia Pipelines Holding Co. LLC
6.042% due 08/15/2028		4,000	4,162
6.055% due 08/15/2026		2,000	2,019
Constellation Energy Generation LLC
5.750% due 10/01/2041		2,579	2,640
6.500% due 10/01/2053		10,000	10,910
Dominion Energy, Inc. 2.250% due 08/15/2031		3,500	3,118
DTE Energy Co.
2.950% due 03/01/2030		2,441	2,313
3.400% due 06/15/2029		2,387	2,325
5.100% due 03/01/2029		3,100	3,178
Duke Energy Carolinas LLC
2.450% due 08/15/2029		12,300	11,658
6.050% due 04/15/2038		1,227	1,331

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Duke Energy Progress LLC 5.050% due 03/15/2035		7,600	7,732
Duquesne Light Holdings, Inc. 3.616% due 08/01/2027		15,400	15,198
DWR Cymru Financing U.K. PLC 2.500% due 03/31/2036	GBP	7,930	8,075
Edison International
5.450% due 06/15/2029		$1,700	1,732
5.750% due 06/15/2027		10,020	10,204
6.250% due 03/15/2030		3,100	3,244
8.125% due 06/15/2053 •(n)		4,400	4,581
Emera U.S. Finance LP 4.750% due 06/15/2046		6,300	5,381
Empresa Electrica Cochrane SpA 5.500% due 05/14/2027		534	530
Enel Finance International NV
2.125% due 07/12/2028		8,276	7,871
2.500% due 07/12/2031		5,600	5,041
Entergy Corp.
1.900% due 06/15/2028		5,900	5,601
3.750% due 06/15/2050		1,000	728
Entergy Texas, Inc.
5.250% due 04/15/2035		4,200	4,315
5.550% due 09/15/2054		2,775	2,697
5.800% due 09/01/2053		800	802
EPH Financing International AS
5.875% due 11/30/2029	EUR	4,900	6,168
6.651% due 11/13/2028		3,900	4,951
Evergy Metro, Inc. 2.250% due 06/01/2030		$400	369
Eversource Energy
4.450% due 12/15/2030		7,100	7,064
5.500% due 01/01/2034		1,100	1,131
Fells Point Funding Trust 3.046% due 01/31/2027		11,500	11,367
FirstEnergy Transmission LLC 5.000% due 01/15/2035		5,500	5,529
FORESEA Holding SA 7.500% due 06/15/2030		1,905	1,881
Gazprom PJSC via Gaz Finance PLC 2.950% due 01/27/2029		18,600	13,485
Georgia Power Co.
3.250% due 03/15/2051		3,200	2,192
3.700% due 01/30/2050		4,200	3,152
Interstate Power & Light Co. 4.950% due 09/30/2034		2,500	2,496
IPALCO Enterprises, Inc.
4.250% due 05/01/2030		1,379	1,349
5.750% due 04/01/2034		5,700	5,825
Jersey Central Power & Light Co. 4.400% due 01/15/2031		4,700	4,685
Mid-Atlantic Interstate Transmission LLC 4.100% due 05/15/2028		2,500	2,503
MidAmerican Energy Co.
3.150% due 04/15/2050		500	340
4.250% due 05/01/2046		1,800	1,509
5.300% due 02/01/2055		3,800	3,615
5.350% due 01/15/2034		2,100	2,197
Midwest Connector Capital Co. LLC 4.625% due 04/01/2029		3,155	3,160
Mississippi Power Co. 3.950% due 03/30/2028		14,645	14,643
Narragansett Electric Co. 5.350% due 05/01/2034		300	310
National Grid PLC
5.602% due 06/12/2028		6,000	6,200
5.809% due 06/12/2033		5,500	5,862
Nevada Power Co. 5.450% due 05/15/2041		4,059	4,033
NextEra Energy Capital Holdings, Inc.
3.830% due 06/12/2030	CAD	10,200	7,496
4.670% due 06/12/2035		16,700	12,389
4.800% due 12/01/2077 •		$4,300	4,244
6.750% due 06/15/2054 •		8,000	8,545
Northumbrian Water Finance PLC 5.625% due 04/29/2033	GBP	1,800	2,460
NRG Energy, Inc. 2.450% due 12/02/2027		$1,000	967
NSTAR Electric Co. 5.200% due 03/01/2035		3,500	3,577
OI SA (10.000% Cash or 6.000% PIK and 7.500% Cash or 13.500% PIK) 10.000% due 06/30/2027 (c)		2,416	1,075
OI SA (8.500% PIK) 8.500% due 12/31/2028 (c)		5,022	60
ONEOK, Inc.
4.550% due 07/15/2028		5,671	5,721

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

4.950% due 07/13/2047		9,972	8,734
5.050% due 11/01/2034		61,400	60,880
5.200% due 07/15/2048		2,585	2,332
6.625% due 09/01/2053		2,125	2,228
Pacific Gas & Electric Co.
2.500% due 02/01/2031		7,500	6,759
3.000% due 06/15/2028		5,400	5,238
3.150% due 01/01/2026		10,801	10,801
3.250% due 06/01/2031		1,600	1,491
3.300% due 12/01/2027		22,816	22,479
3.300% due 08/01/2040		2,700	2,051
3.500% due 08/01/2050		13,050	8,817
3.750% due 07/01/2028		15,079	14,898
3.750% due 08/15/2042		2,600	1,974
4.250% due 03/15/2046		2,100	1,651
4.300% due 03/15/2045		1,932	1,540
4.500% due 07/01/2040		2,800	2,442
4.500% due 12/15/2041		4,300	3,588
4.600% due 06/15/2043		4,900	4,094
4.650% due 08/01/2028		17,000	17,129
4.750% due 02/15/2044		5,700	4,833
4.950% due 07/01/2050		7,865	6,657
5.250% due 03/01/2052		13,600	11,871
5.900% due 10/01/2054		1,087	1,047
6.000% due 08/15/2035		5,000	5,259
6.100% due 10/15/2055		9,200	9,040
PacifiCorp
2.700% due 09/15/2030		1,500	1,380
2.900% due 06/15/2052		6,900	4,046
5.300% due 02/15/2031		6,200	6,386
5.350% due 12/01/2053		5,450	4,792
5.750% due 04/01/2037		8,278	8,411
5.800% due 01/15/2055		5,000	4,670
7.375% due 09/15/2055 •		9,000	9,180
Petrobras Global Finance BV
5.125% due 09/10/2030		34,400	33,753
6.250% due 01/10/2036		3,400	3,340
Piedmont Natural Gas Co., Inc.
3.350% due 06/01/2050		4,300	2,967
3.640% due 11/01/2046		1,500	1,124
5.100% due 02/15/2035		5,000	5,086
Pinnacle West Capital Corp. 4.550% (SOFRRATE + 0.820%) due 06/10/2026 ~		12,700	12,723
Public Service Co. of Oklahoma 3.150% due 08/15/2051		1,500	992
Rio Oil Finance Trust 9.750% due 01/06/2027		2,453	2,531
San Diego Gas & Electric Co.
1.700% due 10/01/2030		7,800	6,968
4.100% due 06/15/2049		9,500	7,556
5.400% due 04/15/2035		5,000	5,178
SCE Recovery Funding LLC 5.112% due 12/14/2049		3,700	3,500
Sempra
3.400% due 02/01/2028		440	433
4.125% due 04/01/2052 •		4,100	4,033
6.375% due 04/01/2056 •		9,800	10,020
6.400% due 10/01/2054 •		1,500	1,527
6.875% due 10/01/2054 •		6,100	6,293
Severn Trent Utilities Finance PLC 4.000% due 03/05/2034	EUR	7,050	8,479
Southern California Edison Co.
1.200% due 02/01/2026		$7,200	7,174
2.500% due 06/01/2031		2,600	2,333
2.750% due 02/01/2032		10,500	9,363
2.950% due 02/01/2051		7,600	4,641
3.450% due 02/01/2052		8,200	5,457
3.650% due 02/01/2050		2,000	1,400
3.900% due 12/01/2041		1,100	866
3.900% due 03/15/2043		6,100	4,711
4.000% due 04/01/2047		14,900	11,189
4.400% due 09/06/2026		1,500	1,503
4.650% due 10/01/2043		600	512
4.875% due 02/01/2027		2,200	2,215
4.875% due 03/01/2049		8,468	7,124
5.250% due 03/15/2030		3,900	4,002
5.300% due 03/01/2028		8,300	8,479
5.450% due 03/01/2035		20,900	21,201
5.850% due 11/01/2027		5,400	5,553
6.650% due 04/01/2029		8,039	8,427
Southern California Gas Co.
2.550% due 02/01/2030		2,200	2,075
5.200% due 06/01/2033		8,300	8,589
Southern Co. Gas Capital Corp.
1.750% due 01/15/2031		9,700	8,588
3.250% due 06/15/2026		4,217	4,203

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Southern Power Co. 5.250% due 07/15/2043		1,000	958
Southwest Gas Corp. 4.050% due 03/15/2032		1,575	1,520
Southwestern Electric Power Co. 3.250% due 11/01/2051		115	76
Southwestern Public Service Co.
3.150% due 05/01/2050		8,200	5,441
6.000% due 06/01/2054		4,000	4,104
SPP-Distribucia AS 1.000% due 06/09/2031	EUR	3,600	3,664
SW Finance I PLC
7.000% due 04/16/2040	GBP	12,600	17,084
7.375% due 12/12/2041		4,800	6,702
7.750% due 10/31/2031		5,600	8,055
System Energy Resources, Inc. 5.300% due 12/15/2034		$10,700	10,821
Toledo Edison Co. 2.650% due 05/01/2028		11,334	10,791
United Utilities Water Finance PLC 3.500% due 02/27/2033	EUR	2,100	2,450
Verizon Communications, Inc.
4.016% due 12/03/2029		$200	199
4.750% due 01/15/2033		6,935	6,932
4.780% due 02/15/2035		2,812	2,770
5.000% due 01/15/2036		4,100	4,067
6.000% due 11/30/2065		6,400	6,323
Vistra Operations Co. LLC 6.000% due 04/15/2034		5,200	5,484
Vodafone Group PLC 5.125% due 06/04/2081 •		11,100	8,718
Xcel Energy, Inc. 3.400% due 06/01/2030		240	231

			1,131,579

Total Corporate Bonds & Notes (Cost $9,161,481)			8,953,644

CONVERTIBLE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
Kaisa Group Holdings Ltd.
0.000% due 12/31/2026 (g)		807	10
0.000% due 12/31/2027 (g)		1,009	8
0.000% due 12/31/2028 (g)		1,614	10
0.000% due 12/31/2029 (g)		1,614	10
0.000% due 12/31/2030 (g)		2,017	7
0.000% due 12/31/2031 (g)		2,017	8
0.000% due 12/31/2032 (g)		3,803	38
Sunac China Holdings Ltd.
0.000% due 06/23/2026 «(g)		9,513	1,522
0.000% due 06/23/2028 «(g)		1,131	243

Total Convertible Bonds & Notes (Cost $2,624)			1,856

MUNICIPAL BONDS & NOTES 0.3%
ARIZONA 0.1%
Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2024 7.375% due 10/01/2029		8,000	8,396

CALIFORNIA 0.0%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 4.214% due 06/01/2050		1,000	732

FLORIDA 0.1%
State Board of Administration Finance Corp. Florida Revenue Notes, Series 2024 5.526% due 07/01/2034		5,000	5,261

TEXAS 0.1%
Texas Natural Gas Securitization Finance Corp. Revenue Bonds, Series 2023
5.102% due 04/01/2035		9,462	9,717
5.169% due 04/01/2041		7,600	7,758

			17,475

Total Municipal Bonds & Notes (Cost $30,851)			31,864

U.S. GOVERNMENT AGENCIES 9.2%
Federal Home Loan Mortgage Corp.
4.500% due 06/01/2053 - 12/01/2053		4,040	3,950
5.000% due 01/01/2055		953	961
5.500% due 08/01/2054 - 01/01/2055		21,922	22,247

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

6.500% due 06/01/2054	1,185	1,233
Federal Home Loan Mortgage Corp. Military Housing Bonds Resecuritization Trust Certificates 5.992% due 11/25/2055 ~	3,130	2,043
Federal National Mortgage Association
3.000% due 01/01/2045	109	100
3.500% due 07/01/2046	1,379	1,303
4.000% due 08/01/2049	168	161
4.500% due 11/01/2048 - 07/01/2053	30,695	30,271
5.000% due 02/01/2054 - 02/01/2055	2,852	2,875
6.500% due 07/01/2054 - 10/01/2054	1,335	1,388
Government National Mortgage Association REMICS 4.568% due 02/20/2074 •	2,381	2,381
Government National Mortgage Association, TBA
4.000% due 02/01/2056	93,600	88,401
4.500% due 02/01/2056	55,900	54,417
5.000% due 02/01/2056	59,300	59,100
6.000% due 01/01/2056 - 02/01/2056	22,700	23,120
Uniform Mortgage-Backed Security, TBA
4.000% due 02/01/2056	90	85
4.500% due 02/01/2056	420,295	409,972
5.000% due 02/01/2056	509,300	507,449

Total U.S. Government Agencies (Cost $1,207,341)		1,211,457

U.S. TREASURY OBLIGATIONS 15.2%
U.S. Treasury Bonds
1.875% due 11/15/2051 (p)	204,438	113,072
2.250% due 08/15/2049 (p)	74,500	46,743
2.250% due 02/15/2052 (p)	12,600	7,649
2.375% due 11/15/2049	150,000	96,387
2.500% due 02/15/2046	76,025	52,965
2.500% due 05/15/2046 (p)	91,308	63,359
2.750% due 08/15/2047 (p)	115,600	82,627
3.000% due 08/15/2048 (p)	4,700	3,481
3.125% due 05/15/2048	106,300	80,767
3.375% due 11/15/2048 (p)	153,500	121,493
3.750% due 08/15/2041	168,700	152,094
4.000% due 11/15/2042	20,500	18,796
4.375% due 05/15/2041	230,738	224,898
4.375% due 08/15/2043	19,500	18,632
4.750% due 08/15/2055	226,950	223,191
4.875% due 08/15/2045	18,023	18,203
U.S. Treasury Inflation Protected Securities (i)
1.000% due 02/15/2046	7,214	5,446
2.125% due 02/15/2054	24,868	22,368
2.375% due 02/15/2055	19,595	18,609
U.S. Treasury Notes
1.875% due 02/15/2032 (p)(r)	52,941	47,226
2.750% due 08/15/2032 (p)(r)	87,293	81,385
3.875% due 06/30/2030 (p)	70,000	70,535
4.250% due 05/15/2035	77,453	78,113
4.250% due 08/15/2035	344,593	347,124
U.S. Treasury STRIPS
0.000% due 05/15/2042 (a)	19,400	8,659

Total U.S. Treasury Obligations (Cost $2,097,940)		2,003,822

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.8%
245 Park Avenue Trust 3.508% due 06/05/2037	3,622	3,568
American Home Mortgage Assets Trust 4.969% due 10/25/2046 •	1,380	919
American Home Mortgage Investment Trust 5.880% due 11/25/2045 •	447	174
BAMLL Commercial Mortgage Pass-Through Certificates
3.110% due 04/25/2050 «	28,409	27,776
3.110% due 08/25/2052 «	10,000	8,982
BAMLL Commercial Mortgage Securities Trust 2.627% due 01/15/2032	1,150	1,019
Banc of America Alternative Loan Trust 5.750% due 11/25/2035	152	142
Banc of America Funding Trust
3.976% due 01/25/2037 •	4,294	3,794
4.228% due 10/20/2036 •	888	697
4.408% due 06/20/2047 •	550	459
4.646% due 05/25/2037 •	238	220
5.037% due 06/20/2037 ~	1,827	1,628
5.750% due 01/25/2037	1,943	1,669
6.000% due 03/25/2037	877	675
20.233% due 07/25/2047 •	700	1,070
Banc of America Mortgage Trust 3.980% due 10/25/2035 ~	335	270
BCAP LLC Trust
3.833% due 07/26/2036 ~	92	83
4.286% due 05/25/2047 •	410	381
6.000% due 07/26/2037 ~	75	70

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Bear Stearns ALT-A Trust
4.039% due 03/25/2036 ~	114	93
4.159% due 08/25/2036 ~	808	361
4.166% due 08/25/2036 •	337	305
4.994% due 04/25/2035 ~	5,325	4,847
Bear Stearns ARM Trust 4.244% due 06/25/2047 ~	1,367	1,226
Benchmark Mortgage Trust 2.640% due 09/15/2048	1,453	1,432
Chase Mortgage Finance Trust 6.000% due 06/25/2037	2,833	1,071
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates 4.526% due 08/25/2037 •	236	214
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.126% due 01/25/2035 •	115	114
Citigroup Mortgage Loan Trust, Inc. 4.765% due 03/25/2037 ~	193	178
Countrywide Alternative Loan Trust
4.056% due 04/25/2047 •	798	715
4.196% due 05/25/2037 •	620	186
4.226% due 09/25/2046 •	988	976
4.228% due 09/20/2046 •	416	434
4.268% due 09/20/2046 •	1,131	1,102
5.379% due 08/25/2035 •	1,139	994
5.500% due 07/25/2035	732	579
5.500% due 01/25/2036	696	449
6.000% due 03/25/2036	760	338
6.000% due 05/25/2036	80	38
6.000% due 06/25/2037	1,390	611
6.500% due 12/25/2036	352	146
Countrywide Alternative Loan Trust Resecuritization 6.000% due 08/25/2037 ~	747	374
Credit Suisse First Boston Mortgage Securities Corp. 5.250% due 09/25/2035	4,756	3,669
CSMC Trust
3.840% due 04/28/2037 ~	566	529
3.850% due 09/25/2057 ~	419	406
3.867% due 05/27/2037 ~	2,592	1,711
3.930% due 06/26/2037 ~	876	857
CSWF Corp. 4.931% due 06/15/2034 •	463	455
DC Commercial Mortgage Trust 6.314% due 09/12/2040	1,200	1,237
DROP Mortgage Trust 5.014% due 10/15/2043 •	5,000	4,881
GS Mortgage-Backed Securities Trust
1.000% due 01/10/2075 «(b)	10	10
1.000% due 10/01/2075 «(b)	10	10
4.694% due 10/01/2075 «(b)	66,500	67,096
GSR Mortgage Loan Trust 4.286% due 08/25/2046 •	19,296	3,971
HarborView Mortgage Loan Trust
4.256% due 12/19/2036 •	2,111	1,722
4.302% due 06/19/2036 ~	553	221
4.346% due 01/19/2036 •	1,528	986
HSI Asset Loan Obligation Trust 6.000% due 09/25/2037	83	58
IndyMac INDX Mortgage Loan Trust 4.326% due 07/25/2035 •	4,786	4,516
JP Morgan Alternative Loan Trust
4.746% due 05/25/2037 ~	493	434
6.810% due 08/25/2036 þ	446	441
JP Morgan Chase Commercial Mortgage Securities Trust 4.597% due 04/15/2037 •	2,818	2,785
Lehman Mortgage Trust 6.000% due 07/25/2037	17	15
Merrill Lynch Mortgage Investors Trust 7.000% due 05/25/2033 ~	2	2
Morgan Stanley Capital I Trust
4.815% due 12/15/2036 •	2,341	1,806
5.034% due 12/15/2038 •	6,700	6,461
Morgan Stanley Mortgage Loan Trust 5.962% due 06/25/2036 ~	342	85
Morgan Stanley Re-REMICS Trust 5.500% due 01/26/2037 ~	2	2
MortgageIT Mortgage Loan Trust 4.246% due 04/25/2036 •	2,760	2,021
New Century Alternative Mortgage Loan Trust 6.667% due 07/25/2036 þ	835	157
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	16,997	16,499
2.750% due 11/25/2059 ~	11,717	11,331
4.500% due 05/25/2058 ~	4,657	4,566
ONE Mortgage Trust 4.564% due 03/15/2036 •	7,700	7,682

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

One New York Plaza Trust 4.815% due 01/15/2036 •		2,400	2,354
PMT Loan Trust 5.224% due 08/25/2056 •		897	898
Project Cashmere
4.543% due 12/30/2057 «(b)	AUD	185,600	123,860
5.713% due 12/30/2057 «(b)		6,200	4,138
5.863% due 12/30/2057 «(b)		4,300	2,870
6.163% due 12/30/2057 «(b)		2,300	1,535
6.563% due 12/30/2057 «(b)		1,700	1,135
RALI Trust
4.206% due 05/25/2036 •		$644	596
4.226% due 08/25/2036 •		395	406
4.266% due 04/25/2046 •		6,124	1,522
5.007% due 10/25/2037 ~		3,103	2,470
5.077% due 01/25/2036 ~		898	599
5.314% due 07/25/2035 ~		87	80
Structured Adjustable Rate Mortgage Loan Trust
3.873% due 05/25/2036 ~		778	436
4.146% due 08/25/2036 •		475	380
TBW Mortgage-Backed Trust 6.280% due 01/25/2037 þ		6,583	1,156
Towd Point Mortgage Trust
2.750% due 06/25/2057 ~		1,600	1,574
4.846% due 05/25/2058 •		453	462
WaMu Mortgage Pass-Through Certificates Trust 4.651% due 07/25/2037 ~		235	215
Washington Mutual Mortgage Pass-Through Certificates Trust
4.869% due 11/25/2046 •		752	656
6.000% due 07/25/2036		164	118
Wells Fargo Alternative Loan Trust 5.750% due 07/25/2037		85	75

Total Non-Agency Mortgage-Backed Securities (Cost $373,614)			364,536

ASSET-BACKED SECURITIES 3.6%
CMBS OTHER 0.1%
BRSP Ltd. 4.996% due 08/19/2038 •		2,737	2,739
MF1 LLC
5.468% due 03/19/2039 •		1,000	1,003
6.366% due 09/17/2037 •		2,565	2,569
MF1 Ltd. 5.081% due 02/19/2037 •		8,441	8,443

			14,754

HOME EQUITY OTHER 1.3%
ABFC Trust 4.106% due 01/25/2037 •		3,240	2,370
Accredited Mortgage Loan Trust 4.106% due 09/25/2036 •		263	262
ACE Securities Corp. Home Equity Loan Trust
4.166% due 08/25/2036 •		1,495	341
4.246% due 12/25/2036 •		4,797	1,214
4.791% due 05/25/2035 •		5,500	5,145
Argent Securities Trust
3.956% due 09/25/2036 •		1,549	503
4.386% due 05/25/2036 •		1,232	296
4.406% due 04/25/2036 •		6,061	1,862
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 4.606% due 02/25/2036 •		1,884	1,555
Bear Stearns Asset-Backed Securities I Trust 4.306% due 11/25/2036 •		6,743	6,411
C-BASS Trust 4.146% due 11/25/2036 •		1,019	466
Carrington Mortgage Loan Trust 4.096% due 10/25/2036 •		1,815	1,420
CIT Mortgage Loan Trust 5.346% due 10/25/2037 •		2,233	2,269
Citigroup Mortgage Loan Trust, Inc.
4.246% due 01/25/2037 •		8,321	3,591
4.366% due 03/25/2036 •		857	794
Countrywide Asset-Backed Certificates Trust
4.286% due 09/25/2047 •		179	184
4.306% due 05/25/2037 •		1,891	1,772
4.326% due 03/25/2036 •		840	780
4.586% due 08/25/2047 •		1,525	1,509
Ellington Loan Acquisition Trust 4.946% due 05/25/2037 •		2,112	2,076
Fremont Home Loan Trust
4.146% due 01/25/2037 •		1,294	597
4.186% due 02/25/2037 •		1,661	503

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

GSAA Home Equity Trust
4.146% due 07/25/2036 •	49,449	9,196
4.166% due 05/25/2036 •	32,606	6,962
4.341% due 03/25/2036 ~	1,027	400
4.356% due 01/25/2036 •	5,967	5,294
GSAMP Trust
4.006% due 01/25/2037 •	2,475	1,533
4.126% due 09/25/2036 •	65,851	22,368
4.186% due 01/25/2037 •	3,523	3,476
Home Equity Loan Trust 4.186% due 04/25/2037 •	3,100	2,805
Home Equity Mortgage Loan Asset-Backed Trust 4.596% due 10/25/2035 •	1,090	1,086
JP Morgan Mortgage Acquisition Trust
3.881% due 07/25/2036 •	8,826	8,551
6.080% due 08/25/2036 þ	1,192	699
Long Beach Mortgage Loan Trust
4.166% due 09/25/2036 •	12,463	3,141
4.206% due 03/25/2046 •	3,680	3,255
4.326% due 09/25/2036 •	3,942	996
MASTR Asset-Backed Securities Trust
4.326% due 03/25/2036 •	1,974	1,178
4.566% due 12/25/2034 •	6,109	5,745
4.596% due 10/25/2035 •	880	873
Merrill Lynch Mortgage Investors Trust
3.711% due 02/25/2037 þ	10,186	1,081
4.366% due 03/25/2037 •	4,526	4,304
4.596% due 09/25/2035 •	639	631
4.746% due 02/25/2047 •	4,188	2,428
Morgan Stanley ABS Capital I, Inc. Trust
3.986% due 10/25/2036 •	896	395
3.996% due 11/25/2036 •	1,251	743
3.996% due 12/25/2036 •	606	306
3.996% due 02/25/2037 •	3,380	1,502
4.026% due 02/25/2037 •	10,644	3,396
4.046% due 02/25/2037 •	443	197
4.066% due 10/25/2036 •	979	432
4.076% due 02/25/2037 •	4,056	1,294
4.346% due 08/25/2036 •	5,345	2,695
4.466% due 12/25/2035 •	144	143
5.096% due 07/25/2037 •	2,100	1,880
Morgan Stanley Home Equity Loan Trust
3.946% due 04/25/2037 •	191	99
4.196% due 04/25/2037 •	913	472
New Century Home Equity Loan Trust
4.166% due 08/25/2036 •	3,498	3,500
4.551% due 02/25/2036 •	6,100	5,570
NovaStar Mortgage Funding Trust
4.146% due 03/25/2037 •	988	312
4.266% due 01/25/2037 •	4,014	1,333
4.346% due 10/25/2036 •	1,017	471
Option One Mortgage Loan Trust 4.126% due 01/25/2037 •	3,355	1,977
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 4.581% due 08/25/2035 •	1,887	1,903
Renaissance Home Equity Loan Trust 7.238% due 09/25/2037 þ	10,141	3,924
Residential Asset Mortgage Products Trust 4.077% due 12/25/2035 •	6,275	5,303
Structured Asset Securities Corp. Mortgage Loan Trust 3.373% due 11/25/2037 •	8,000	7,480

		167,249

WHOLE LOAN COLLATERAL 0.0%
Bear Stearns Asset-Backed Securities I Trust
4.196% due 12/25/2035 •	212	100
4.846% due 08/25/2035 •	76	44
Lehman XS Trust 4.206% due 06/25/2036 •	44	53
Securitized Asset-Backed Receivables LLC Trust 4.346% due 03/25/2036 •	1,107	702
Specialty Underwriting & Residential Finance Trust
3.671% due 02/25/2037 þ	1,327	426
4.146% due 06/25/2037 •	464	280
4.386% due 04/25/2037 •	696	517

		2,122

OTHER ABS 2.2%
37 Capital CLO 1 Ltd. 5.185% due 10/15/2034 •	5,400	5,410
37 Capital CLO II Ltd. 5.195% due 07/15/2034 •	4,000	4,007
522 Funding CLO Ltd. 5.186% due 10/20/2031 •	1,076	1,077

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

AIM Aviation Finance Ltd. 6.213% due 02/15/2040 þ	1,205	1,183
AMMC CLO 24 Ltd. 5.084% due 01/20/2035 •	1,000	1,000
Apidos CLO XI 5.122% due 04/17/2034 •	3,400	3,404
Apidos CLO XXXV 5.196% due 04/20/2034 •	3,000	3,006
ARES XXVII CLO Ltd. 5.009% due 10/28/2034 •	4,100	4,101
Atlas Senior Loan Fund XV Ltd. 5.080% due 10/23/2032 •	4,648	4,651
Atlas Senior Loan Fund XVI Ltd. 5.019% due 01/20/2034 •	1,900	1,900
Atlas Senior Loan Fund XVIII Ltd. 4.994% due 01/18/2035 •	3,100	3,100
Bain Capital Credit CLO Ltd.
5.070% due 10/23/2034 •	2,500	2,502
5.084% due 10/20/2034 •	4,000	4,004
5.124% due 07/16/2034 •	5,000	5,005
5.124% due 07/19/2034 •	5,800	5,803
Blackbird Capital Aircraft Lease Securitization Ltd. 4.213% due 12/16/2041 þ	601	603
BlueMountain CLO XXXIV Ltd. 5.034% due 04/20/2035 •	1,500	1,501
Canyon CLO Ltd. 4.985% due 07/15/2034 •	1,000	999
Capital Four U.S. CLO II Ltd. 5.784% due 01/20/2037 •	12,000	12,088
Carlyle Global Market Strategies CLO Ltd. 4.974% due 07/20/2034 •	4,200	4,202
CQS U.S. CLO Ltd. 5.084% due 01/20/2035 •	1,800	1,802
Dryden 43 Senior Loan Fund 4.954% due 04/20/2034 •	1,000	1,000
Dryden 86 CLO Ltd. 5.012% due 07/17/2034 •	500	500
Dryden 95 CLO Ltd. 4.929% due 08/20/2034 •	4,300	4,299
ECAF I Ltd.
3.473% due 06/15/2040	86	77
4.947% due 06/15/2040	1,890	1,753
Elevation CLO Ltd.
4.988% due 07/25/2034 •	2,900	2,898
5.158% due 01/25/2035 •	3,200	3,204
Fortress Credit BSL X Ltd. 5.014% due 04/20/2033 •	1,800	1,802
GoldenTree Loan Management U.S. CLO 8 Ltd. 5.034% due 10/20/2034 •	1,000	1,000
Golub Capital Partners CLO 50B-R Ltd. 4.994% due 04/20/2035 •	3,600	3,600
Greywolf CLO III Ltd. 5.087% due 04/22/2033 •	4,967	4,970
ICG U.S. CLO Ltd.
4.884% due 01/16/2033 •	708	708
5.034% due 10/20/2034 •	3,000	3,002
Jamestown CLO XVI Ltd. 4.978% due 07/25/2034 •	3,300	3,301
Jamestown CLO XVIII Ltd. 5.128% due 07/25/2035 •	10,500	10,516
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042	1,044	1,043
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042	4,526	4,532
LCM 31 Ltd. 5.164% due 07/20/2034 •	6,000	6,010
Madison Park Funding XLIX Ltd. 4.934% due 10/19/2034 •	3,000	3,000
Madison Park Funding XLVI Ltd. 4.905% due 10/15/2034 •	2,500	2,498
Madison Park Funding XXXIX Ltd. 5.107% due 10/22/2034 •	4,000	4,005
METAL LLC 4.581% due 10/15/2042	5,838	4,086
Navesink CLO 2 Ltd. 5.175% due 04/15/2036 •	1,000	1,000
Neuberger Berman Loan Advisers CLO 45 Ltd. 4.972% due 10/14/2036 •	2,900	2,899
Northwoods Capital 25 Ltd. 5.004% due 07/20/2034 •	1,100	1,098
Northwoods Capital XII-B Ltd. 4.913% due 06/15/2031 •	2,804	2,807
Octagon Investment Partners 40 Ltd. 4.924% due 01/20/2035 •	3,000	2,999
Pikes Peak CLO 2 5.104% due 10/11/2034 •	3,215	3,219

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Pikes Peak CLO 4 5.115% due 07/15/2034 •		2,000	2,002
Post CLO Ltd. 4.985% due 10/15/2034 •		500	500
Regatta XVI Funding Ltd. 5.105% due 01/15/2033 •		10,466	10,473
Rockford Tower CLO Ltd. 5.084% due 07/20/2035 •		1,800	1,802
Sandstone Peak Ltd. 5.185% due 10/15/2034 •		9,000	9,016
Sculptor CLO XXVII Ltd. 4.944% due 07/20/2034 •		1,300	1,300
SMB Private Education Loan Trust
0.000% due 03/15/2055 «		3	40
4.780% due 03/15/2055		2,400	2,378
4.960% due 03/15/2055		48,166	48,558
5.100% due 03/15/2055		2,400	2,419
5.184% due 03/15/2055 •		5,309	5,319
5.260% due 03/15/2055		4,700	4,564
Sound Point CLO XXIII 5.336% due 07/15/2034 •		4,000	4,013
Sound Point CLO XXVIII Ltd. 5.138% due 01/25/2032 •		3,752	3,754
Start II Ltd. 4.089% due 03/15/2044		1,293	1,290
Sunnova Sol IV Issuer LLC 2.790% due 02/22/2049		3,927	3,317
Symphony CLO XXII Ltd. 5.064% due 04/18/2033 •		3,436	3,438
TCW CLO AMR Ltd. 5.151% due 08/16/2034 •		9,000	9,007
TIAA CLO IV Ltd. 5.024% due 01/20/2032 •		822	822
Trysail CLO Ltd. 5.123% due 10/20/2033 •		1,000	1,001
Venture 36 CLO Ltd. 5.276% due 04/20/2032 •		1,817	1,818
Verdelite Static CLO Ltd. 5.014% due 07/20/2032 •		6,257	6,259
Vibrant CLO XII Ltd. 5.034% due 04/20/2034 •		1,500	1,500
Voya CLO Ltd. 4.944% due 04/20/2034 •		5,800	5,799
Voya Ltd. 5.166% due 10/15/2030 •		239	239
Wind River CLO Ltd.
4.965% due 10/15/2034 •		1,989	1,985
4.994% due 07/20/2034 •		3,500	3,501

			289,288

Total Asset-Backed Securities (Cost $540,010)			473,413

SOVEREIGN ISSUES 5.0%
Abu Dhabi Government International Bonds 3.125% due 04/16/2030		12,600	12,234
Australia Government Bonds 1.000% due 11/21/2031	AUD	7,850	4,325
Brazil Government International Bonds
7.125% due 05/13/2054		$3,800	3,771
7.250% due 01/12/2056		5,492	5,453
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2026 (g)	BRL	43,800	7,732
Brazil Notas do Tesouro Nacional 6.000% due 08/15/2060		62,264	9,773
Cassa Depositi e Prestiti SpA 5.875% due 04/30/2029		$11,700	12,345
Eagle Funding Luxco SARL 5.500% due 08/17/2030		32,700	33,349
Export-Import Bank of India 3.250% due 01/15/2030		6,000	5,752
Israel Government International Bonds
5.375% due 02/19/2030		13,000	13,462
5.500% due 03/12/2034		21,100	21,886
5.750% due 03/12/2054		8,000	7,712
Japan Government Forty Year Bonds 2.200% due 03/20/2064	JPY	2,391,000	11,112
Japan Government Thirty Year Bonds
2.400% due 03/20/2055		400,000	2,098
3.200% due 09/20/2055		3,120,000	19,315
Japan Government Twenty Year Bonds
2.000% due 12/20/2044		5,480,000	30,444
2.400% due 03/20/2045		2,867,300	16,946
Korea Development Bank 3.000% due 01/13/2026		$12,700	12,696

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Kuwait International Government Bonds 3.500% due 03/20/2027		14,500	14,443
Mexico Government International Bonds
3.771% due 05/24/2061		3,350	2,074
4.500% due 03/19/2034	EUR	2,000	2,343
4.750% due 03/22/2031		$10,700	10,604
5.625% due 09/22/2035		13,300	13,134
6.625% due 01/29/2038		4,718	4,935
Peru Government International Bonds
5.400% due 08/12/2034	PEN	110,200	32,718
6.150% due 08/12/2032		82,504	26,489
6.900% due 08/12/2037		3,700	1,152
6.950% due 08/12/2031		83,280	27,547
7.300% due 08/12/2033		51,600	17,538
Qatar Government International Bonds 4.400% due 04/16/2050		$5,300	4,699
Queensland Treasury Corp. 1.500% due 08/20/2032	AUD	21,000	11,319
Republic of South Africa Government Bonds 8.875% due 02/28/2035	ZAR	1,827,410	115,162
Republic of South Africa Government International Bonds 7.100% due 11/19/2036		$2,800	3,010
Romania Government International Bonds
1.750% due 07/13/2030	EUR	5,700	6,059
2.125% due 03/07/2028		5,000	5,780
2.875% due 04/13/2042		2,300	1,786
3.750% due 02/07/2034		500	530
5.250% due 03/10/2030		140	172
5.250% due 05/30/2032		9,200	11,061
5.375% due 03/22/2031		7,450	9,120
Saudi Government International Bonds
2.250% due 02/02/2033		$14,100	12,143
4.750% due 01/16/2030		21,700	22,172
5.000% due 01/18/2053		13,700	12,216
5.125% due 01/13/2028		26,600	27,190
5.375% due 01/13/2031		6,000	6,296
U.K. Gilts 4.375% due 07/31/2054	GBP	17,778	21,036
Ukraine Government International Bonds
0.000% due 02/01/2030 þ(h)		$165	98
0.000% due 02/01/2034 þ(h)		618	295
0.000% due 02/01/2035 þ(h)		522	298
0.000% due 02/01/2036 þ(h)		435	247
4.500% due 02/01/2029 þ		2,120	1,595
4.500% due 02/01/2034 þ		909	557

Total Sovereign Issues (Cost $628,901)			656,223

		SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex SAB de CV «(e)		441,790	0

FINANCIALS 0.0%
Stichting Administratiekantoor «(e)		11,933	0

INDUSTRIALS 0.0%
Drillco Holdings Luxembourg SA «(l)		184,946	4,173
Foresea Holdings SA «		97	2
Westmoreland Mining Holdings «(e)(l)		47,724	27
Westmoreland Mining LLC «(e)(l)		48,144	135

			4,337

MATERIALS 0.0%
Petra Diamonds Ltd. (e)		1,042,150	239

REAL ESTATE 0.0%
Kaisa Group Holdings Ltd. (e)		28,186,051	349
MNSN Holdings, Inc. «(e)(l)		9,896	495

			844

Total Common Stocks (Cost $9,499)			5,420

WARRANTS 0.0%
ENERGY 0.0%
Constellation Oil Services Holding SA - Exp. 06/10/2071 «(l)		3	0

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Total Warrants (Cost $0)		0

CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co. 7.500%	7,750	9,393

Total Convertible Preferred Securities (Cost $5,523)		9,393

PREFERRED SECURITIES 3.7%
BANKING & FINANCE 3.6%
American AgCredit Corp. 5.250% due 06/15/2026 (j)	14,000,000	13,762
Banco Santander SA 8.000% due 02/01/2034 (j)(k)	7,800,000	8,634
Bank of America Corp. 5.875% due 03/15/2028 (j)	58,483,000	59,114
Bank of New York Mellon Corp. 4.625% due 09/20/2026 (j)	775,000	771
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(j)	8,000,000	6,772
CaixaBank SA
5.875% due 10/09/2027 (j)(k)	2,000,000	2,437
8.250% due 03/13/2029 (j)(k)	3,000,000	3,926
Capital Farm Credit ACA 5.000% due 03/15/2026 (j)	35,500,000	35,526
Charles Schwab Corp. 4.000% due 12/01/2030 (j)	21,000,000	19,629
Citigroup, Inc.
6.875% due 12/31/2099	13,900,000	14,229
6.950% due 02/15/2030 (j)	23,625,000	24,347
CoBank ACB
4.250% due 01/01/2027 (j)	7,900,000	7,756
6.250% due 10/01/2026 (j)	9,300,000	9,350
6.450% due 10/01/2027 (j)	5,000,000	5,040
7.125% due 01/01/2030 (j)	5,000,000	5,192
Cooperatieve Rabobank UA 6.500% due 12/29/2049 þ(j)	12,627,500	16,710
Encina Private Credit LLC «	3,793	0
Farm Credit Bank of Texas
6.200% due 06/15/2028 (j)	3,000,000	2,971
7.000% due 09/15/2030 (j)	5,000,000	5,158
Goldman Sachs Group, Inc.
3.650% due 08/10/2026 (j)	9,000,000	8,880
6.125% due 11/10/2034 (j)(n)	12,700,000	12,943
6.850% due 02/10/2030 (j)	19,600,000	20,398
7.500% due 02/10/2029 (j)	9,300,000	9,870
7.500% due 05/10/2029 (j)	9,000,000	9,531
JPMorgan Chase & Co.
3.650% due 06/01/2026 (j)	14,000,000	13,929
4.625% due 06/01/2026 (j)	327,000	6,422
6.406% (TSFR3M + 2.745%) due 04/01/2026 (j)	32,000,000	32,069
6.500% due 04/01/2030 (j)	20,000,000	20,772
6.875% due 06/01/2029 (j)	14,300,000	15,106
MetLife Capital Trust IV 7.875% due 12/15/2067	2,000,000	2,219
Morgan Stanley
5.875% due 09/15/2026 (j)	3,000,000	2,994
6.500% due 10/15/2027 (j)	389,400	9,918
6.625% due 10/15/2029 (j)	92,000	2,404
7.145% (TSFR3M + 3.422%) due 03/15/2026 (j)(n)	10,280,000	10,312
Nationwide Building Society 10.250%	8,561	1,506
PNC Financial Services Group, Inc.
3.400% due 09/15/2026 (j)	5,300,000	5,197
6.250% due 03/15/2030 (j)	2,900,000	2,996
State Street Corp. 6.700% due 03/15/2029 (j)	8,500,000	8,839
U.S. Bancorp 5.300% due 04/15/2027 (j)	5,045,000	5,064
Wells Fargo & Co.
3.900% due 03/15/2026 (j)	4,300,000	4,288
4.250% due 09/15/2026 (j)	678,800	12,062
6.850% due 09/15/2029 (j)	12,000,000	12,552
7.625% due 09/15/2028 (j)	5,800,000	6,192

		477,787

INDUSTRIALS 0.1%
Land O' Lakes, Inc. 7.000% due 09/18/2028 (j)	4,600,000	3,986

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

SVB Financial Trust
0.000% due 11/07/2032 (g)	400,000	52
11.000% due 11/07/2032	11,280	5,375

		9,413

Total Preferred Securities (Cost $503,213)		487,200

REAL ESTATE INVESTMENT TRUSTS 0.1%
REAL ESTATE 0.1%
Welltower, Inc.	74,398	13,809

Total Real Estate Investment Trusts (Cost $4,200)		13,809

SHORT-TERM INSTRUMENTS 0.2%
	PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (m) 0.2%		30,900

U.S. TREASURY BILLS 0.0%
3.702% due 01/27/2026 - 04/14/2026 (f)(g)(r)	2,031	2,013

Total Short-Term Instruments (Cost $32,912)		32,913

Total Investments in Securities (Cost $14,706,985)		14,355,168

	SHARES
INVESTMENTS IN AFFILIATES 1.1%
SHORT-TERM INSTRUMENTS 1.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.1%
PIMCO Short-Term Floating NAV Portfolio III	15,329,776	149,327

Total Short-Term Instruments (Cost $149,269)		149,327

Total Investments in Affiliates (Cost $149,269)		149,327

Total Investments 110.2% (Cost $14,856,254)		$14,504,495
Financial Derivative Instruments (o)(q) 0.0%(Cost or Premiums, net $140,256)		1,656
Other Assets and Liabilities, net (10.2)%		(1,350,104)

Net Assets 100.0%		$13,156,047

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Zero coupon security.
(h)	Security becomes interest bearing at a future date.
(i)	Principal amount of security is adjusted for inflation.
(j)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)	Contingent convertible security.
(l)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Alfa-Bank CJSC6.330% due 10/21/2026	10/27/2025	$2,912	$2,912	0.02%
Constellation Oil Services Holding SA - Exp. 06/10/2071	06/10/2022	0	0	0.00
Constellation Pharmaceutical, Inc.5.550% due 07/01/2033	01/16/2025	4,895	5,087	0.04
Credit Opportunities Partners LLC6.520% due 03/20/2028	02/20/2025	3,200	3,239	0.02
Credit Opportunities Partners LLC6.740% due 03/20/2030	02/20/2025	3,800	3,871	0.03
Dorchester LLC4.349% due 01/04/2027	12/10/2025	6,198	6,229	0.05
Drillco Holdings Luxembourg SA	06/08/2023	3,699	4,173	0.03
Grifols SA7.500% due 05/01/2030	06/25/2025 - 08/20/2025	9,745	9,901	0.08
Hardwood Funding LLC4.840% due 06/07/2028	03/11/2025	3,900	3,943	0.03
Hardwood Funding LLC4.980% due 06/07/2030	03/11/2025	3,900	3,966	0.03
Hardwood Funding LLC5.160% due 06/07/2032	03/11/2025	3,900	3,989	0.03
MNSN Holdings, Inc.	04/19/2022 - 04/26/2022	192	495	0.00
Morgan Stanley0.000% due 04/02/2032	02/11/2020	14,237	11,589	0.09
National Football League5.250% due 10/05/2034	06/27/2025	19,400	19,783	0.15
National Football League5.420% due 10/05/2037	06/27/2025	6,900	6,974	0.05
Pantheon Senior Debt Secondaries III6.026% due 03/26/2026	03/18/2025	4,200	4,200	0.03
Pinnacol Assurance8.625% due 06/25/2034	06/23/2014	6,000	6,485	0.05
Project Alpha Investindustrial4.150% due 02/27/2026	02/28/2025	2,647	2,998	0.02
Royal Bank of Scotland International Ltd.4.660% due 12/16/2028	11/18/2025	10,000	9,991	0.08
Westmoreland Mining Holdings	12/08/2014	1,393	27	0.00
Westmoreland Mining LLC	06/30/2023	319	135	0.00

$111,437	$109,987	0.83%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(m)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	3.790%	01/02/2026	01/05/2026	$23,200	U.S. Treasury Notes 3.500% due 11/30/2030	$(23,662)	$23,200	$23,200
3.870	12/31/2025	01/02/2026	7,700	U.S. Treasury Notes 4.000% due 01/31/2031	(7,841)	7,700	7,702

Total Repurchase Agreements	$(31,503)	$30,900	$30,902

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BPS	3.750%	12/12/2025	TBD(3)	$(5,385)	$(5,397)
BRC	1.500	11/14/2025	TBD(3)	EUR	(2,154)	(2,536)
1.650	06/11/2025	TBD(3)	(1,713)	(2,032)
1.650	06/24/2025	TBD(3)	(1,476)	(1,750)
1.650	09/17/2025	TBD(3)	(1,047)	(1,236)
2.650	12/19/2025	TBD(3)	GBP	(1,372)	(1,851)
3.550	12/12/2025	TBD(3)	$(9,880)	(9,901)
JML	2.750	12/19/2025	TBD(3)	GBP	(2,532)	(3,417)
JPS	3.630	12/12/2025	01/30/2026	$(1,141)	(1,143)
MEI	2.000	12/12/2025	03/04/2026	(4,504)	(4,509)
MSC	3.250	12/12/2025	01/30/2026	(9,686)	(9,705)
NOM	2.500	12/12/2025	TBD(3)	(2,461)	(2,465)
3.500	12/12/2025	TBD(3)	(10,106)	(10,126)
SAL	2.250	12/12/2025	01/30/2026	(3,151)	(3,155)
SOG	3.500	12/12/2025	TBD(3)	(515)	(516)

Total Reverse Repurchase Agreements	$(59,739)

(n)	Securities with an aggregate market value of $64,718 have been pledged as collateral under the terms of master agreements as of December 31, 2025.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(157,057) at a weighted average interest rate of 4.254%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Call - CME 3-Month SOFR Active Contract June 2026 Futures	$97.500	06/12/2026	3,167	$7,918	$2,479	$293
Call - CME 3-Month SOFR Active Contract June 2026 Futures	98.000	06/12/2026	3,302	8,255	1,609	191

Total Purchased Options	$4,088	$484

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note February Futures	$111.500	01/23/2026	769	$769	$(129)	$(120)
Put - CBOE U.S. Treasury 10-Year Note February Futures	112.000	01/23/2026	295	295	(50)	(94)
Call - CBOE U.S. Treasury 10-Year Note February Futures	113.500	01/23/2026	1,064	1,064	(206)	(82)
Call - CME 3-Month SOFR Active Contract June 2026 Futures	98.500	06/12/2026	3,167	7,918	(866)	(104)
Put - EUREX Euro-Bund January 2026 Futures	EUR	127.500	01/23/2026	81	81	(41)	(57)
Call - EUREX Euro-Bund January 2026 Futures	130.500	01/23/2026	81	81	(44)	(4)

Total Written Options	$(1,336)	$(461)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2027	2,619	$634,387	$(197)	$0	$(164)
3-Month SOFR Active Contract December Futures	03/2028	2,407	582,163	(331)	0	(180)
3-Month SOFR Active Contract September Futures	12/2027	574	138,915	(65)	0	(43)
Australia Government 10-Year Bond March Futures	03/2026	588	42,962	86	49	0
Euro-Bobl March Futures	03/2026	66	9,010	(65)	0	(6)
Euro-Bund March Futures	03/2026	221	33,132	(459)	0	(60)
Long Guilt March Futures	03/2026	486	59,857	465	105	(46)
U.S. Treasury 2-Year Note March Futures	03/2026	12,091	2,524,469	(191)	0	(850)
U.S. Treasury 10-Year Note March Futures	03/2026	6,729	756,592	(4,090)	0	(1,367)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	6,138	724,284	(13,016)	0	(2,302)

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

U.S. Ultra Treasury 10-Year Note March Futures				03/2026	1,802		207,258	(1,128)		0	(338)

								$(18,991)		$154	$(5,356)

SHORT FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

Canada Government 10-Year Bond March Futures				03/2026	109		$(9,602)	$105		$23	$0
U.S. Treasury 5-Year Note March Futures				03/2026	6,678		(729,937)	1,902		782	0

								$2,007		$805	$0

Total Futures Contracts								$(16,984)		$959	$(5,356)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Ford Motor Co.	(5.000)%	Quarterly	06/20/2030	1.431%		$18,100	$(2,698)	$70	$(2,628)	$0	$0
General Motors Co.	(5.000)	Quarterly	06/20/2030	0.914		26,100	(4,468)	60	(4,408)	0	0

							$(7,166)	$130	$(7,036)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AES Corp.	5.000%	Quarterly	06/20/2026	0.167%		$2,100	$70	$(19)	$51	$0	$0
AES Corp.	5.000	Quarterly	12/20/2028	0.648		5,000	644	(22)	622	1	0
American International Group, Inc.	1.000	Quarterly	12/20/2026	0.162		3,900	38	(5)	33	0	0
American International Group, Inc.	1.000	Quarterly	12/20/2027	0.197		10,500	169	(4)	165	3	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.246		32,200	172	(48)	124	1	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.414		15,000	234	(21)	213	0	(4)
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.299		24,400	316	(144)	172	2	0
Barclays PLC	1.000	Quarterly	12/20/2030	0.629	EUR	6,400	123	10	133	4	0
Expedia Group, Inc.	1.000	Quarterly	12/20/2026	0.110		$2,200	23	(4)	19	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.051		8,500	55	(15)	40	0	0
Glencore Finance	5.000	Quarterly	06/20/2031	0.920	EUR	14,000	3,519	(86)	3,433	0	(9)
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2026	0.252		$2,400	12	(3)	9	0	0
Hess Corp.	1.000	Quarterly	06/20/2026	0.086		6,900	44	(12)	32	0	0
Hess Corp.	1.000	Quarterly	12/20/2026	0.094		4,800	51	(8)	43	0	0
Lennar Corp.	5.000	Quarterly	12/20/2026	0.259		2,900	163	(27)	136	0	0
Lloyds Banking Group PLC	1.000	Quarterly	12/20/2030	0.562	EUR	11,400	269	10	279	5	0
MGM Resorts International	5.000	Quarterly	12/20/2029	1.389		$12,800	1,649	51	1,700	10	0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.226		34,300	167	(32)	135	2	0
National Rural Utilities Cooperative Finance Corp.	1.000	Quarterly	12/20/2026	0.055		2,200	24	(3)	21	0	0
NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2026	0.143		9,800	58	(16)	42	0	0
Oracle Corp.	1.000	Quarterly	06/20/2030	1.367		17,500	349	(602)	(253)	0	(3)
T-Mobile USA, Inc.	5.000	Quarterly	06/20/2028	0.255		3,800	467	(31)	436	0	0
Tesco PLC	1.000	Quarterly	12/20/2027	0.177	EUR	5,350	112	(9)	103	0	0
Tesco PLC	1.000	Quarterly	06/20/2028	0.235		4,100	98	(7)	91	0	(1)

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.226		$2,500	14	(4)	10	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.287		6,200	53	(9)	44	1	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2027	0.343		400	6	(1)	5	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.392		8,300	134	(11)	123	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.425		2,000	36	(3)	33	1	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.455	EUR	8,900	123	18	141	0	(1)
Électricité de France SA	1.000	Quarterly	06/20/2030	0.549		15,700	272	87	359	0	(3)

							$9,464	$(970)	$8,494	$30	$(21)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-44 5-Year Index	(5.000)%	Quarterly		06/20/2030		$13,700	$(1,107)	$0	$(1,107)	$0	$0
CDX.HY-45 5-Year Index	(5.000)	Quarterly		12/20/2030		58,600	(4,580)	25	(4,555)	0	0

							$(5,687)	$25	$(5,662)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-44 5-Year Index	1.000%	Quarterly		06/20/2030		$710,600	$16,359	$(205)	$16,154	$6	$0
CDX.IG-45 5-Year Index	1.000	Quarterly		12/20/2030		3,209,700	73,202	459	73,661	46	0
iTraxx Main 44 5-Year Index	1.000	Quarterly		12/20/2030	EUR	135,378	3,414	309	3,723	42	0

							$92,975	$563	$93,538	$94	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	149,325	$(815)	$1,643	$828	$168	$0
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		11,260	432	(561)	(129)	0	(30)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		$505,900	(7,618)	938	(6,680)	659	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		16,800	(322)	104	(218)	23	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.290	Annual	05/31/2030		193,730	(21)	845	824	277	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.375	Annual	05/31/2030		258,024	255	(1)	254	369	0
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		46,300	(1,343)	399	(944)	99	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034		13,800	30	124	154	29	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		15,300	70	136	206	33	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		17,500	137	154	291	38	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		10,900	(286)	118	(168)	25	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		18,400	(415)	203	(212)	42	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.640	Annual	08/15/2035		122,700	245	1,010	1,255	279	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.700	Annual	08/15/2035		122,200	(108)	781	673	278	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035		208,501	532	371	903	475	0
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035		8,600	88	84	172	20	0

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		67,400	5,586	2,282	7,868	216	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	02/15/2055		4,200	235	150	385	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	02/15/2055		25,600	758	903	1,661	85	0
Receive	1-Day USD-SOFR Compounded-OIS	3.848	Annual	02/15/2055		233,200	10,412	3,000	13,412	778	0
Receive	1-Day USD-SOFR Compounded-OIS	3.915	Annual	02/15/2055		19,400	208	677	885	65	0
Receive	1-Day USD-SOFR Compounded-OIS	3.943	Annual	02/15/2055		18,000	108	627	735	61	0
Receive	1-Day USD-SOFR Compounded-OIS	3.945	Annual	02/15/2055		18,800	106	654	760	63	0
Pay	1-Year BRL-CDI	12.030	Maturity	01/04/2027	BRL	741,500	(3,172)	(480)	(3,652)	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		885,800	(583)	(161)	(744)	0	(141)
Pay	1-Year BRL-CDI	13.359	Maturity	01/02/2029		461,900	(42)	22	(20)	0	(3)
Pay	1-Year BRL-CDI	13.402	Maturity	01/02/2029		649,700	(39)	34	(5)	0	(4)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2030	AUD	444,100	5,186	(6,598)	(1,412)	0	(227)
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	12/17/2035		114,700	(1,846)	(2,985)	(4,831)	0	(138)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027	EUR	26,700	(719)	106	(613)	0	(3)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		69,200	(1,426)	397	(1,029)	0	(8)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		31,400	(655)	184	(471)	0	(4)
Pay(6)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		168,580	556	(1,599)	(1,043)	0	(131)
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		100	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2053		32,440	21,302	1,840	23,142	75	0
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		88,340	(953)	6,221	5,268	295	0

							$25,883	$11,620	$37,503	$4,466	$(689)

Total Swap Agreements							$115,469	$11,368	$126,837	$4,590	$(710)

(p)

Securities with an aggregate market value of $304,508 and cash of $15,103 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(q)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

AZD		01/2026			$5,582		JPY	867,722	$0		$(39)
BOA		01/2026		EUR	12,916		$15,155		0		(31)
		01/2026		INR	8,217		90		0		(1)
		01/2026		JPY	1,551,500		10,040		127		0
		01/2026			$23		CAD	31	0		0
		01/2026			677		TWD	21,351	3		0
		01/2026			2,630		ZAR	43,845	14		0
		02/2026		ILS	10,716		$3,364		0		(2)
		02/2026			$21,178		TRY	963,759	423		0
		03/2026		PEN	41,047		$12,176		0		(3)
		04/2026			$924		MXN	17,023	13		0
		06/2026		PEN	15,457		$4,568		0		(2)
BPS		01/2026		AUD	40,607		26,714		0		(387)
		01/2026		BRL	433,203		78,730		0		(325)

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

	01/2026	CHF	1,208		1,534	8	0
	01/2026	CNH	142,292		20,192	0	(225)
	01/2026	ILS	7,200		2,233	0	(27)
	01/2026	INR	299,466		3,321	0	(9)
	01/2026	JPY	6,366,200		40,720	150	(103)
	01/2026	TWD	27,575		880	2	0
	01/2026		$79,950	BRL	433,203	0	(895)
	01/2026		14,004	CNH	98,099	63	0
	01/2026		2,556	GBP	1,938	56	0
	01/2026		7,560	INR	686,164	56	0
	01/2026		5,812	PLN	20,922	16	0
	01/2026		20,958	TWD	658,660	43	(26)
	01/2026		5,811	ZAR	96,888	31	0
	01/2026	ZAR	40,865		$2,443	0	(22)
	02/2026		$3,307	INR	297,943	0	(1)
	02/2026		8,263	TWD	259,364	0	(16)
	04/2026	BRL	6,300		$1,103	0	(23)
	05/2026		$1,831	KWD	558	0	(13)
	06/2026		1,295		395	0	(6)
	07/2026		344		105	0	(1)
	06/2027		800		243	0	(5)
	05/2029	KWD	2,919		$10,035	397	0
	07/2029		610		2,098	82	0
BRC	01/2026	DKK	130,566		20,261	0	(293)
	01/2026	ILS	4,671		1,456	0	(10)
	01/2026	JPY	238,200		1,545	23	0
	01/2026		$1,661	AUD	2,486	0	(2)
	01/2026		2,635	NZD	4,560	0	(9)
	01/2026		28,532	TRY	1,281,348	1,228	0
	01/2026	ZAR	165,866		$9,575	0	(426)
	02/2026	ILS	4,623		1,435	0	(17)
	02/2026		$15,126	TRY	686,601	449	0
	03/2026		25,416		1,155,490	329	0
BSH	01/2026	JPY	57,110		$367	2	0
	01/2026	PEN	58		16	0	(1)
	01/2026		$40,315	GBP	30,490	784	0
	01/2026		17	PEN	58	0	0
	04/2026	BRL	12,200		$2,148	2	(35)
	04/2026	PEN	43,351		12,448	0	(404)
	05/2026		13,586		4,011	0	(10)
CBK	01/2026	AUD	44,707		29,669	0	(169)
	01/2026	CAD	74,230		52,768	0	(1,344)
	01/2026	EUR	8,578		10,054	7	(39)
	01/2026	ILS	7		2	0	0
	01/2026	NOK	2,010		197	0	(2)
	01/2026	NZD	6,112		3,528	8	0
	01/2026	PEN	13,948		4,121	0	(26)
	01/2026	TWD	1,908,834		61,141	366	0
	01/2026		$2,573	AUD	3,880	17	0
	01/2026		9,049	CNH	63,169	15	0
	01/2026		4,517	EUR	3,859	20	0
	01/2026		70,658	INR	6,416,826	565	0
	01/2026		30,208	NZD	52,194	0	(148)
	01/2026		17	PEN	58	0	0
	01/2026		979	PLN	3,519	1	0
	01/2026		12,976	TRY	574,124	248	0
	01/2026		782	TWD	24,701	4	0
	01/2026		1,009	ZAR	17,157	26	0
	02/2026	ILS	8,462		$2,662	5	0
	02/2026	PEN	27,779		7,855	0	(397)
	02/2026		$207	TWD	6,475	0	(1)
	03/2026	PEN	5,581		$1,654	0	(2)
	04/2026		64,711		19,060	0	(109)
	05/2026		38,321		10,806	0	(539)
	08/2026		57,381		16,061	0	(859)
DUB	01/2026	ILS	7,734		2,404	0	(24)
	01/2026	NZD	4,839		2,797	10	0
	01/2026		$4,522	ILS	14,426	8	0
	01/2026		2,426	ZAR	40,787	34	0
	01/2026	ZAR	295,587		$16,964	0	(859)
	02/2026	ILS	14,422		4,522	0	(7)
	02/2026		$279	TWD	8,741	0	(1)
	03/2026		143		4,539	1	0
FAR	01/2026	AUD	138,345		$90,383	0	(1,948)
	01/2026	CNH	70,926		10,077	0	(100)
	01/2026	NZD	21,982		12,595	0	(65)
	01/2026	SGD	32		25	0	0
	01/2026		$2,394	ILS	7,676	16	0
	01/2026		641	MXN	11,895	18	0
	01/2026		2,428	ZAR	40,743	29	0
	01/2026	ZAR	204,965		$11,920	0	(439)
	02/2026	ILS	7,673		2,394	0	(16)
GLM	01/2026	BRL	432,835		78,228	0	(760)
	01/2026		$78,663	BRL	432,835	325	0
	01/2026		29	CHF	23	0	0
	01/2026		6,597	CNH	46,502	76	0

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

01/2026	954	TRY	42,800	41	0
01/2026	ZAR	152,412	$8,840	0	(350)
02/2026	$59,338	BRL	325,344	0	(414)
03/2026	BRL	339	$62	1	0
03/2026	$57,984	MXN	1,075,650	1,422	0
04/2026	BRL	25,300	$4,460	12	(74)
04/2026	$78,228	BRL	442,481	862	0
04/2026	7,813	MXN	144,079	110	0
JPM	01/2026	CNH	295,253	$41,923	0	(442)
01/2026	ILS	63,406	19,402	0	(507)
01/2026	MXN	11,957	643	0	(20)
01/2026	NZD	8,821	5,118	38	0
01/2026	PLN	4,967	1,367	0	(17)
01/2026	TWD	62,179	1,990	10	0
01/2026	$44,382	CAD	60,974	67	0
01/2026	8,139	CNH	57,174	65	0
01/2026	ZAR	55,865	$3,255	0	(113)
03/2026	$5,071	MXN	92,967	60	0
04/2026	2,910	53,605	39	0
MBC	01/2026	AUD	4,789	$3,167	0	(30)
01/2026	CAD	130,306	92,584	0	(2,405)
01/2026	CHF	1,886	2,374	0	(9)
01/2026	GBP	10,701	14,376	0	(48)
01/2026	JPY	1,326,873	8,544	67	0
01/2026	NZD	6,048	3,496	12	0
01/2026	$10,816	GBP	8,090	89	0
01/2026	13,612	JPY	2,118,578	0	(77)
01/2026	29,322	NZD	51,075	94	0
01/2026	35,998	PLN	131,687	682	0
01/2026	1,043	TWD	32,929	5	0
03/2026	2,114	MXN	38,919	34	0
04/2026	2,339	43,164	35	0
MYI	01/2026	ILS	15	$5	0	0
01/2026	PLN	5	1	0	0
01/2026	SGD	103,641	80,100	0	(579)
01/2026	$31	JPY	4,796	0	0
02/2026	ILS	16,838	$5,229	0	(58)
NGF	01/2026	$870	TRY	39,275	30	0
03/2026	31	1,409	0	0
SCX	01/2026	CNH	141,418	$20,071	0	(221)
01/2026	INR	43,676	480	0	(5)
01/2026	JPY	380,644	EUR	2,103	41	0
01/2026	876,229	$5,638	40	0
01/2026	$1,208	EUR	1,039	13	0
01/2026	1,089	GBP	818	14	0
SOG	01/2026	EUR	290,557	$336,396	0	(5,213)
01/2026	GBP	220,521	290,583	0	(6,666)
01/2026	JPY	165,724	1,060	1	0
01/2026	$5,467	PEN	18,709	96	0
02/2026	PEN	25,123	$7,437	0	(25)
03/2026	PEN	13,973	4,136	0	(10)
03/2026	$3	MXN	62	0	0
UAG	01/2026	CHF	5,773	$7,213	0	(82)
01/2026	$4,638	PLN	16,649	0	(1)
01/2026	ZAR	289,547	$16,649	0	(811)

Total Forward Foreign Currency Contracts	$10,080	$(29,400)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC USD versus KRW	KRW	1,415.000	02/19/2026	22,465	$152	$127
Put - OTC USD versus KRW	1,410.000	02/27/2026	88,138	628	491
Put - OTC USD versus KRW	1,413.000	02/27/2026	43,056	291	263
BPS	Put - OTC USD versus KRW	1,412.000	02/24/2026	1,413	9	8
BRC	Put - OTC USD versus KRW	1,412.000	02/24/2026	14,797	100	83

$1,180	$972

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Call - OTC 2-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.500%	04/29/2026	499,300	$2,352	$174
FAR	Call - OTC 2-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.000	04/29/2026	583,000	1,603	43

$3,955	$217

Total Purchased Options	$5,135	$1,189

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC USD versus KRW	KRW	1,375.000	02/19/2026	22,465	$(52)	$(33)
Put - OTC USD versus KRW	1,375.000	02/27/2026	131,194	(348)	(239)
BPS	Put - OTC USD versus KRW	1,372.000	02/24/2026	1,413	(3)	(2)
BRC	Put - OTC USD versus KRW	1,372.000	02/24/2026	14,797	(33)	(22)

$(436)	$(296)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 2-Year Interest Rate Swap	3-Month USD-SOFR	Receive	1.500%	04/29/2026	499,300	$(749)	$(8)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.551	01/05/2026	16,800	(39)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.831	01/05/2026	16,800	(39)	(9)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.625	01/08/2026	8,400	(22)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.925	01/08/2026	8,400	(22)	(2)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.622	01/29/2026	16,900	(36)	(23)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.882	01/29/2026	16,900	(36)	(50)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.580	01/05/2026	17,900	(42)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.860	01/05/2026	17,900	(41)	(3)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.548	01/02/2026	16,100	(39)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.848	01/02/2026	16,100	(39)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.578	01/12/2026	16,500	(36)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.878	01/12/2026	16,500	(36)	(16)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.648	01/15/2026	16,500	(45)	(11)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.928	01/15/2026	16,500	(45)	(13)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.625	01/08/2026	17,800	(45)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.925	01/08/2026	17,800	(45)	(3)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.639	01/12/2026	17,900	(42)	(6)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.919	01/12/2026	17,900	(42)	(9)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.498	01/05/2026	22,000	(51)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.798	01/05/2026	22,000	(51)	(33)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.639	01/12/2026	22,400	(53)	(7)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.919	01/12/2026	22,400	(53)	(11)

$(1,648)	$(210)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2056	$97.375	01/07/2026	$50,900	$(140)	$0

Total Written Options	$(2,224)	$(506)

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
										Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Brazil Government International Bonds	1.000%	Quarterly	06/20/2026	0.488%		$800	$(31)	$33	$2	$0
DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026			2,800	0	24	24	0
GST	Equinix, Inc.	5.000	Quarterly	06/20/2027	0.620		5,800	811	(437)	374	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2027	0.362		2,600	(11)	35	24	0
	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.706		3,500	(30)	20	0	(10)
JPM	Mexico Government International Bonds	1.000	Quarterly	06/20/2026	0.221		3,800	(30)	45	15	0
MYC	Brazil Government International Bonds	1.000	Quarterly	06/20/2027	0.603		12,100	(749)	822	73	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2026	0.290		9,700	27	42	69	0

								$(13)	$584	$581	$(10)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
										Swap Agreements, at Value(5)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	iTraxx Crossover 44 5-Year 35-100% Index		5.000%	Quarterly	12/20/2030	EUR	24,570	$5,617	$174	$5,791	$0
BPS	iTraxx Crossover 44 5-Year 35-100% Index		5.000	Quarterly	12/20/2030		27,070	6,227	153	6,380	0
CBK	iTraxx Crossover 44 5-Year 35-100% Index		5.000	Quarterly	12/20/2030		3,750	849	35	884	0
GST	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059		$1,200	(35)	39	4	0
JPM	iTraxx Crossover 44 5-Year 35-100% Index		5.000	Quarterly	12/20/2030	EUR	29,320	6,743	167	6,910	0
MYC	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059		$4,200	(124)	137	13	0
SAL	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059		2,800	(80)	88	8	0
	CMBX.NA.AAA.12 Index		0.500	Monthly	08/17/2061		6,600	(8)	49	41	0
UAG	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059		1,800	(52)	57	5	0

								$19,137	$899	$20,036	$0

TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Pay	iShares iBoxx $ Investment Grade Corporate Bond ETF	N/A	3.250% (SOFR less a specified spread)	Monthly	09/23/2026	$59,809	$0	$180	$180	$0

Total Swap Agreements								$19,124	$1,663	$20,797	$(10)

(r)

Securities with an aggregate market value of $20,103 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Loan Participations and Assignments	$0	$14,000	$95,618	$109,618
Corporate Bonds & Notes
Banking & Finance	0	4,043,212	36,140	4,079,352
Industrials	0	3,710,868	31,845	3,742,713
Utilities	0	1,131,579	0	1,131,579
Convertible Bonds & Notes
Banking & Finance	0	91	1,765	1,856
Municipal Bonds & Notes
Arizona	0	8,396	0	8,396
California	0	732	0	732
Florida	0	5,261	0	5,261
Texas	0	17,475	0	17,475
U.S. Government Agencies	0	1,209,414	2,043	1,211,457
U.S. Treasury Obligations	0	2,003,822	0	2,003,822
Non-Agency Mortgage-Backed Securities	0	127,124	237,412	364,536
Asset-Backed Securities
CMBS Other	0	14,754	0	14,754
Home Equity Other	0	167,249	0	167,249
Whole Loan Collateral	0	2,122	0	2,122
Other ABS	0	289,248	40	289,288
Sovereign Issues	0	656,223	0	656,223
Common Stocks
Industrials	0	0	4,337	4,337
Materials	239	0	0	239
Real Estate	0	349	495	844
Convertible Preferred Securities
Banking & Finance	9,393	0	0	9,393
Preferred Securities
Banking & Finance	32,312	445,475	0	477,787
Industrials	0	9,413	0	9,413
Real Estate Investment Trusts
Real Estate	13,809	0	0	13,809
Short-Term Instruments
Repurchase Agreements	0	30,900	0	30,900
U.S. Treasury Bills	0	2,013	0	2,013

$55,753	$13,889,720	$409,695	$14,355,168
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$149,327	$0	$0	$149,327

Total Investments	$205,080	$13,889,720	$409,695	$14,504,495

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	177	5,856	0	6,033
Over the counter	0	32,042	24	32,066

$177	$37,898	$24	$38,099
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(173)	(6,354)	0	(6,527)
Over the counter	0	(29,916)	0	(29,916)

$(173)	$(36,270)	$0	$(36,443)

Total Financial Derivative Instruments	$4	$1,628	$24	$1,656

Totals	$205,084	$13,891,348	$409,719	$14,506,151

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2025:
Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2025 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$66,400	$37,652	$(4,230)	$19	$2	$2,487	$0	$(6,712)	$95,618	$2,344
Corporate Bonds & Notes
Banking & Finance	25,667	29,170	(18,700)	(2)	0	5	0	0	36,140	163
Industrials	6,203	26,300	(353)	0	0	644	0	(949)	31,845	642
Convertible Bonds & Notes

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Banking & Finance	0	1,671	0	448	0	(354)	0	0	1,765	(354)
U.S. Government Agencies	2,099	0	(51)	7	17	(29)	0	0	2,043	(29)
Non-Agency Mortgage-Backed Securities	37,238	197,888	(1,537)	49	76	3,698	0	0	237,412	3,704
Asset-Backed Securities
Other ABS	0	37	0	0	0	3	0	0	40	0
Common Stocks
Financials	12	0	0	0	0	(12)	0	0	0	0
Industrials	4,869	0	0	0	0	(532)	0	0	4,337	(532)
Real Estate (4)	45	0	0	0	0	450	0	0	495	450

	$142,533	$292,718	$(24,871)	$521	$95	$6,360	$0	$(7,661)	$409,695	$5,938
Financial Derivative Instruments– Assets
Over the counter	$161	$0	$(12)	$0	$0	$(125)	$0	$0	$24	$(7)

Totals	$142,694	$292,718	$(24,883)	$521	$95	$6,235	$0	$(7,661)	$409,719	$5,931

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 12/31/2025	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$70,167	Discounted Cash Flow			Discount Rate			3.939 - 7.602	5.103
		17,419	Indicative Market Quotation			Broker Quote			95.550	—
		6,229	Recent Transaction			Purchase Price			100.000	—
		1,803	Third Party Vendor			Broker Quote			42.500 - 100.250	81.573
Asset-Backed Securities
Other ABS		40	Discounted Cash Flow			Discount Rate			25.000	—
Corporate Bonds & Notes
Banking & Finance		35,484	Discounted Cash Flow			Discount Rate			4.360 - 6.230	5.186
		470	Recent Transaction			Purchase price			100.000	—
		186	Third Party Vendor			Expected Recovery			6.000	—
Industrials		31,845	Discounted Cash Flow			Discount Rate			4.990 - 5.350	5.095
Convertible Bonds & Notes
Banking & Finance		1,765	Indicative Market Quotation			Broker Quote			16.000 - 21.500	16.757
U.S. Government Agencies		2,043	Discounted Cash Flow			Discount Rate			11.515	—
Non-Agency Mortgage-Backed Securities		36,758	Discounted Cash Flow			Discount Rate			5.230 - 7.132	5.695
		67,117	Proxy Pricing			Base Price			99.999 - 101.110	100.800
		133,537	Recent Transaction			Purchase Price			100.000	—
Common Stocks
Industrials		4,337	Indicative Market Quotation			Broker Quote			$22.563	—
Real Estate		495	Other Valuation Techniques(3)			—			—	—
Financial Derivative Instruments– Assets
Over the counter		24	Indicative Market Quotation			Broker Quote			0.497

Total		$409,719

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.
(4)									Sector type updated from Financials to Real Estate since prior fiscal year end.

Schedule of Investments PIMCO Long Duration Total Return Fund	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 156.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.8%
Citadel Securities LP 5.672% - 9.340% (TSFR3M + 2.000%) due 10/31/2031 ~		$1,862	$1,874
Databricks, Inc.
TBD% due 01/03/2031 «~µ		430	437
TBD% due 01/05/2032 µ		412	414
TBD% (TSFR1M + 4.500%) due 01/03/2031 ~		1,941	1,975
Jane Street Group LLC 5.822% - 9.234% (TSFR3M + 2.000%) due 12/15/2031 ~		2,771	2,762
Pantheon Senior Debt Secondaries III 6.026% - 8.831% due 03/26/2026 «~(j)		700	700
Quikrete Holdings, Inc.
5.966% - 8.949% (TSFR1M + 2.250%) due 02/10/2032 ~		1,390	1,395
5.966% - 8.966% (TSFR1M + 2.250%) due 03/19/2029 ~		1,053	1,058
Telecom Serbia 3.522% - 9.719% (EUR006M + 1.350%) due 06/11/2029 «~	EUR	5,000	5,877
UKG, Inc. 6.338% - 8.000% (TSFR3M + 2.500%) due 02/10/2031 ~		$593	594
Vistra Zero Operating Co. LLC 5.716% - 9.340% (TSFR1M + 2.000%) due 04/30/2031 ~		1,692	1,678

Total Loan Participations and Assignments (Cost $18,173)			18,764

CORPORATE BONDS & NOTES 43.1%
BANKING & FINANCE 16.8%
123 Lights Re Ltd. 14.580% (FHMMUSTF + 11.000%) due 09/14/2031 ~		250	258
Accident Fund Insurance Co. of America 8.500% due 08/01/2032		2,000	2,012
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300% due 01/30/2032		1,000	924
3.850% due 10/29/2041		367	300
Aircastle Ltd. 2.850% due 01/26/2028		2,010	1,955
Ally Financial, Inc. 5.737% due 05/15/2029 •		700	718
American Express Co.
3.433% due 05/20/2032 •	EUR	1,600	1,892
5.667% due 04/25/2036 •		$500	528
American Financial Group, Inc. 4.500% due 06/15/2047		7,400	6,233
American Homes 4 Rent LP 3.625% due 04/15/2032		1,200	1,135
American Tower Corp.
2.100% due 06/15/2030		1,550	1,408
2.900% due 01/15/2030		300	285
2.950% due 01/15/2051		2,800	1,790
5.550% due 07/15/2033		3,500	3,667
Arch Capital Group Ltd. 3.635% due 06/30/2050		4,200	3,123
ARES Capital Corp. 2.150% due 07/15/2026		1,500	1,481
ARES Finance Co. IV LLC 3.650% due 02/01/2052		3,100	2,170
ARES Strategic Income Fund
4.850% due 01/15/2029		1,100	1,087
5.800% due 09/09/2030		1,600	1,617
Athene Global Funding
5.516% due 03/25/2027		1,200	1,219
5.583% due 01/09/2029		3,500	3,597
Aviation Capital Group LLC 6.375% due 07/15/2030		3,500	3,742
Avilease Capital Ltd. 4.750% due 11/12/2030		1,100	1,092
Avolon Holdings Funding Ltd. 4.950% due 10/15/2032		2,000	1,982
Bank Leumi Le-Israel BM 7.129% due 07/18/2033 •(h)		1,000	1,047
Bank of America Corp. 5.819% due 09/15/2029 •		3,300	3,445
Barclays PLC
2.894% due 11/24/2032 •		2,300	2,097

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

6.224% due 05/09/2034 •		2,900	3,120
Blackstone Holdings Finance Co. LLC
2.000% due 01/30/2032		2,300	1,983
2.850% due 08/05/2051		2,800	1,758
Block Financial LLC 5.375% due 09/15/2032		2,000	2,014
Blue Owl Finance LLC
3.125% due 06/10/2031		4,408	4,002
4.375% due 02/15/2032		200	190
BNP Paribas SA 5.283% due 11/19/2030 •		1,000	1,030
BPCE SA 7.003% due 10/19/2034 •		13,450	14,983
Broadstone Net Lease LLC 5.000% due 11/01/2032		300	301
Brookfield Asset Management Ltd. 5.795% due 04/24/2035		700	734
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc. 2.340% due 01/30/2032		5,190	4,552
Brookfield Finance LLC/Brookfield Finance, Inc. 3.450% due 04/15/2050		50	35
Brookfield Finance, Inc.
3.500% due 03/30/2051		6,100	4,245
3.625% due 02/15/2052		800	566
4.700% due 09/20/2047		5,500	4,775
Brown & Brown, Inc. 5.650% due 06/11/2034		1,650	1,707
CaixaBank SA
6.037% due 06/15/2035 •		900	960
6.840% due 09/13/2034 •		3,900	4,353
Cape Lookout Re Ltd. 12.287% (GSMMUSTF + 8.702%) due 04/05/2027 ~		2,700	2,798
Capital One Financial Corp. 5.197% due 09/11/2036 •		2,200	2,190
Carlyle Finance LLC 5.650% due 09/15/2048		6,000	5,881
CBRE Services, Inc. 5.950% due 08/15/2034		1,900	2,034
CFE Fibra E 5.875% due 09/23/2040		1,091	1,091
Charles River Re Ltd. 11.262% (BNMMDTSC + 7.632%) due 05/10/2031 ~		250	262
CI Financial Corp. 7.500% due 05/30/2029		150	160
Citizens Financial Group, Inc. 5.718% due 07/23/2032 •		3,000	3,147
Community Preservation Corp. 2.867% due 02/01/2030		1,980	1,851
COPT Defense Properties LP 4.500% due 10/15/2030		400	399
Corp0hrg0 5.330% due 06/07/2035 «(j)		900	925
CoStar Group, Inc. 2.800% due 07/15/2030		1,500	1,376
Credicorp Capital Sociedad Titulizadora SA 9.700% due 03/05/2045	PEN	2,000	631
CTR Partnership LP/CareTrust Capital Corp. 3.875% due 06/30/2028		$100	99
DAE Sukuk Difc Ltd. 4.500% due 10/16/2030		800	791
Dai-ichi Life Insurance Co. Ltd. 6.200% due 01/16/2035 •(g)		1,200	1,258
Danske Bank AS 4.375% due 06/12/2028		6,200	6,250
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		5,000	4,500
East Lane Re VII Ltd. 12.550% (JMMMUSTF + 8.890%) due 03/31/2026 ~		2,100	2,139
Encore Capital Group, Inc. 6.625% due 04/15/2031		1,300	1,308
EPR Properties
3.750% due 08/15/2029		900	873
4.950% due 04/15/2028		600	605
EQT AB 5.850% due 05/08/2035		2,200	2,260
Equinix Europe 2 Financing Corp. LLC 4.600% due 11/15/2030		700	702
Equinix, Inc. 3.400% due 02/15/2052		1,900	1,305
Equitable Holdings, Inc. 5.000% due 04/20/2048		3,393	3,049
Extra Space Storage LP
2.350% due 03/15/2032		400	350
5.500% due 07/01/2030		1,100	1,146
F&G Global Funding
2.000% due 09/20/2028		1,100	1,032

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

5.875% due 01/16/2030	1,000	1,039
Fairfax Financial Holdings Ltd. 6.100% due 03/15/2055	2,300	2,318
Farmers Insurance Exchange 4.747% due 11/01/2057 •	3,300	2,839
Fish Pond Re Ltd. 7.630% (BRMMUSDF + 4.020%) due 01/08/2027 ~	2,700	2,750
FMR LLC 5.150% due 02/01/2043	11,300	10,764
Ford Motor Credit Co. LLC
6.800% due 05/12/2028	5,900	6,158
6.950% due 06/10/2026	1,700	1,715
Freedom Mortgage Holdings LLC 6.875% due 05/01/2031	600	601
FS KKR Capital Corp.
3.125% due 10/12/2028	1,800	1,662
3.250% due 07/15/2027	2,200	2,125
GA Global Funding Trust
1.950% due 09/15/2028	1,400	1,320
2.250% due 01/06/2027	1,600	1,571
2.900% due 01/06/2032	1,600	1,424
Global Atlantic Fin Co. 3.125% due 06/15/2031	1,500	1,358
GLP Capital LP/GLP Financing II, Inc.
5.750% due 11/01/2037	2,800	2,795
6.250% due 09/15/2054	721	718
Golden Bear Re Ltd. 13.292% (T-BILL 1MO + 9.750%) due 01/08/2029 ~	700	701
Goldman Sachs Group, Inc.
2.615% due 04/22/2032 •	6,000	5,473
5.218% due 04/23/2031 •	2,300	2,376
5.330% due 07/23/2035 •	2,100	2,158
5.536% due 01/28/2036 •	2,000	2,077
Goodman U.S. Finance Four LLC 4.500% due 10/15/2037	7,400	6,919
Hanover Insurance Group, Inc. 5.500% due 09/01/2035	1,500	1,526
HPS Corporate Lending Fund
5.450% due 11/15/2030	900	898
5.850% due 06/05/2030	2,100	2,127
HSBC Holdings PLC 7.390% due 11/03/2028 •	1,596	1,688
Indian Railway Finance Corp. Ltd. 3.570% due 01/21/2032	2,200	2,090
ING Groep NV 6.114% due 09/11/2034 •	6,919	7,479
Intercontinental Exchange, Inc. 3.000% due 09/15/2060	2,100	1,261
Intesa Sanpaolo SpA
7.200% due 11/28/2033	1,900	2,171
8.248% due 11/21/2033 •	2,289	2,704
Invitation Homes Operating Partnership LP 5.450% due 08/15/2030	3,100	3,228
Israel Discount Bank Ltd. 5.375% due 01/26/2028	2,900	2,949
JAB Holdings BV
3.750% due 05/28/2051	2,750	1,889
4.500% due 04/08/2052	300	235
Jackson National Life Global Funding
4.600% due 10/01/2029	1,400	1,405
5.550% due 07/02/2027	1,300	1,328
Jones Lang LaSalle, Inc. 6.875% due 12/01/2028	2,150	2,302
JPMorgan Chase & Co.
5.140% due 01/24/2031 •	2,000	2,068
5.572% due 04/22/2036 •	4,300	4,513
Kilroy Realty LP 2.650% due 11/15/2033	200	164
Kizuna RE III Pte. Ltd. 6.292% (T-BILL 3MO + 2.750%) due 04/09/2029 ~	490	502
KKR Group Finance Co. X LLC 3.250% due 12/15/2051	2,500	1,660
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.500% due 08/01/2030	300	307
Lazard Group LLC 4.375% due 03/11/2029	1,800	1,804
Lehman Brothers Holdings, Inc. 1.000% due 09/27/2027 ^(c)	1,200	0
Lincoln Financial Global Funding 4.625% due 08/18/2030	300	302
Lloyds Banking Group PLC 5.985% due 08/07/2027 •	1,700	1,719
Longleaf Pine Re Ltd. 21.553% (GSMMUSTI + 17.932%) due 05/27/2031 ~	900	990
LPL Holdings, Inc. 5.150% due 06/15/2030	1,000	1,020

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

Marex Group PLC 5.829% due 05/08/2028		800	814
Meiji Yasuda Life Insurance Co. 6.100% due 06/11/2055 •		1,200	1,246
Met Tower Global Funding 4.200% due 09/16/2030		2,500	2,492
Morgan Stanley
0.000% due 04/02/2032 þ(j)		3,700	2,714
4.654% due 10/18/2030 •		3,000	3,037
5.042% due 07/19/2030 •		2,300	2,359
Morgan Stanley Direct Lending Fund 4.500% due 02/11/2027		800	799
Morgan Stanley Private Bank NA 4.465% due 11/19/2031 •		1,600	1,605
National Health Investors, Inc. 3.000% due 02/01/2031		460	418
National Securities Clearing Corp. 4.900% due 06/26/2029		4,000	4,114
Nationwide Building Society 6.557% due 10/18/2027 •		6,100	6,216
Nationwide Financial Services, Inc. 3.900% due 11/30/2049		4,000	3,036
NatWest Group PLC 4.892% due 05/18/2029 •		6,300	6,411
Newmark Group, Inc. 7.500% due 01/12/2029		1,467	1,575
Nissan Motor Acceptance Co. LLC
2.000% due 03/09/2026		450	448
2.450% due 09/15/2028		170	158
Nomura Holdings, Inc.
4.904% due 07/01/2030		200	203
5.783% due 07/03/2034		1,000	1,057
7.000% due 07/15/2030 •(g)(h)		2,300	2,371
Norinchukin Bank 5.359% due 09/09/2035		1,400	1,420
OneMain Finance Corp. 3.500% due 01/15/2027		1,990	1,972
Orange Capital RE DAC 8.026% (EUR003M + 6.000%) due 01/17/2029 ~	EUR	250	306
Pacific Life Insurance Co. 5.950% due 09/15/2055		$4,300	4,313
Polestar Re Ltd. 16.860% (BRMMUSDF + 13.250%) due 01/07/2027 ~		1,700	1,774
Popular, Inc. 7.250% due 03/13/2028		2,400	2,531
Prologis Targeted U.S. Logistics Fund LP 4.250% due 01/15/2031		800	794
Protective Life Corp. 5.350% due 12/15/2035		1,700	1,720
Public Storage Operating Co. 3.500% due 01/20/2034	EUR	1,700	1,969
Quercus II Re DAC 13.026% (EUR003M + 11.000%) due 01/07/2031 «~		300	353
Quercus Re DAC 10.050% (EUR003M + 8.000%) due 01/06/2031 ~		250	301
Reinsurance Group of America, Inc. 6.000% due 09/15/2033		$2,100	2,242
RGA Global Funding 6.000% due 11/21/2028		3,500	3,675
Sammons Financial Group Global Funding
4.800% due 12/12/2030		900	903
4.950% due 06/12/2030		2,100	2,132
Santander U.K. Group Holdings PLC
2.896% due 03/15/2032 •		200	184
6.534% due 01/10/2029 •		900	941
SBA Tower Trust 4.831% due 10/15/2029		4,300	4,331
Sixth Street Lending Partners 5.750% due 01/15/2030		1,000	1,014
Skandinaviska Enskilda Banken AB 4.500% due 09/03/2030		1,500	1,507
Starwood Property Trust, Inc. 6.500% due 07/01/2030		1,000	1,047
Stellantis Financial Services U.S. Corp. 5.400% due 09/15/2030		800	813
Synchrony Financial 2.875% due 10/28/2031		430	386
Torrey Pines Re Ltd.
10.766% (JMMMUSTF + 7.106%) due 06/07/2032 ~		250	261
12.988% (BRMMUSDF + 9.378%) due 06/05/2031 ~		250	255
Trust 2401 4.869% due 01/15/2030		395	389
Trust Fibra Uno 4.869% due 01/15/2030		205	201
U.S. Bancorp 5.424% due 02/12/2036 •		600	624

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

UBS Group AG
1.305% due 02/02/2027 •		2,700	2,692
1.494% due 08/10/2027 •		5,600	5,512
3.091% due 05/14/2032 •		7,500	6,966
4.703% due 08/05/2027 •		2,200	2,208
4.751% due 05/12/2028 •		800	807
4.988% due 08/05/2033 •		1,700	1,726
5.428% due 02/08/2030 •		1,700	1,759
UniCredit SpA 3.127% due 06/03/2032 •		5,700	5,300
Ursa Re II Ltd. 11.292% (T-BILL 3MO + 7.750%) due 06/07/2028 ~		300	300
Ursa Re Ltd. 9.130% (BNMMDTSC + 5.500%) due 12/07/2026 ~		2,500	2,572
VICI Properties LP 6.125% due 04/01/2054		710	708
VICI Properties LP/VICI Note Co., Inc. 3.875% due 02/15/2029		2,900	2,848
Vitality Re XVI Ltd.
5.370% (MSMMUSTF + 1.750%) due 01/08/2030 ~		250	250
7.370% (MSMMUSTF + 3.750%) due 01/08/2030 ~		250	251
Wells Fargo & Co.
3.068% due 04/30/2041 •		400	310
5.150% due 04/23/2031 •		4,000	4,130
5.244% due 01/24/2031 •		2,000	2,072
5.605% due 04/23/2036 •		5,800	6,081
Welltower OP LLC 5.125% due 03/15/2043		10,600	10,010
Windmill III Re DAC 7.236% (EUR003M + 5.210%) due 07/05/2028 ~	EUR	250	302
Winston RE Ltd. 15.320% (BNMMDTSC + 11.690%) due 02/26/2031 ~		$2,800	2,967
WP Carey, Inc. 4.650% due 07/15/2030		700	705

			403,621

INDUSTRIALS 16.4%
AEP Transmission Co. LLC 3.650% due 04/01/2050		50	37
Air Canada Pass-Through Trust
3.300% due 07/15/2031		513	491
3.750% due 06/15/2029		217	214
5.250% due 10/01/2030		548	561
Aker BP ASA 3.100% due 07/15/2031		1,600	1,470
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		1,399	1,408
Alphabet, Inc. 3.500% due 11/06/2038	EUR	2,900	3,298
American Airlines Pass-Through Trust
2.875% due 01/11/2036		$84	77
3.000% due 04/15/2030		2,868	2,776
3.250% due 04/15/2030		1,949	1,872
3.650% due 08/15/2030		118	116
3.700% due 04/01/2028		1,098	1,094
Amgen, Inc.
4.400% due 02/22/2062		1,994	1,560
4.663% due 06/15/2051		3,779	3,237
Antofagasta PLC 5.625% due 09/09/2035		700	722
Ashtead Capital, Inc.
4.000% due 05/01/2028		1,200	1,187
5.950% due 10/15/2033		2,400	2,541
Bacardi Ltd./Bacardi-Martini BV 5.900% due 06/15/2043		5,073	4,956
Baptist Health South Florida Obligated Group 3.115% due 11/15/2071		3,300	1,931
Bayer U.S. Finance II LLC 4.375% due 12/15/2028		400	400
Beignet Investor LLC 6.581% due 05/30/2049		32,520	34,387
Berry Global, Inc.
1.570% due 01/15/2026		715	714
5.500% due 04/15/2028		2,200	2,267
Beth Israel Lahey Health, Inc. 3.080% due 07/01/2051		1,490	981
Block, Inc. 5.625% due 08/15/2030		600	612
Boeing Co.
2.196% due 02/04/2026		1,000	998
6.528% due 05/01/2034		2,400	2,656
6.858% due 05/01/2054		1,200	1,349
7.008% due 05/01/2064		674	769
Booz Allen Hamilton, Inc. 3.875% due 09/01/2028		1,080	1,061

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

Boston Scientific Corp. 7.375% due 01/15/2040		12,750	15,747
Brightstar Lottery Holdings BV 4.250% due 03/15/2030	EUR	2,800	3,352
British Airways Pass-Through Trust
3.300% due 06/15/2034		$144	136
3.350% due 12/15/2030		39	38
Broadcom, Inc.
2.600% due 02/15/2033		1,300	1,147
3.187% due 11/15/2036		1,899	1,611
3.419% due 04/15/2033		1,400	1,296
3.469% due 04/15/2034		5,150	4,698
3.500% due 02/15/2041		300	244
4.150% due 04/15/2032		2,000	1,959
Cablevision Lightpath LLC 3.875% due 09/15/2027		2,000	1,959
Cameron LNG LLC 3.701% due 01/15/2039		1,400	1,197
Canadian Natural Resources Ltd. 5.400% due 12/15/2034		400	407
CDW LLC/CDW Finance Corp.
2.670% due 12/01/2026		3,200	3,159
3.276% due 12/01/2028		500	486
3.569% due 12/01/2031		2,900	2,703
Cencora, Inc. 3.625% due 05/22/2032	EUR	700	829
Cenovus Energy, Inc. 5.400% due 03/20/2036		$1,800	1,798
CGI, Inc. 2.300% due 09/14/2031		1,600	1,421
Charter Communications Operating LLC/Charter Communications Operating Capital
2.300% due 02/01/2032		860	740
3.500% due 06/01/2041		4,000	2,849
3.900% due 06/01/2052		1,770	1,144
5.375% due 04/01/2038		600	554
5.375% due 05/01/2047		2,200	1,814
Cigna Group 5.250% due 01/15/2036		2,000	2,037
City of Hope 4.378% due 08/15/2048		1,010	831
Colorado Interstate Gas Co. LLC 6.850% due 06/15/2037		1,300	1,445
CommonSpirit Health 4.975% due 09/01/2035		3,100	3,065
Conagra Brands, Inc. 5.750% due 08/01/2035		1,100	1,124
Continental Wind LLC 6.000% due 02/28/2033		973	997
Corp. Nacional del Cobre de Chile 6.330% due 01/13/2035		3,000	3,208
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 5.600% due 01/15/2031		800	808
CSN Resources SA 4.625% due 06/10/2031		4,800	3,700
DAE Funding LLC 3.375% due 03/20/2028		2,700	2,632
Devon Energy Corp. 5.750% due 09/15/2054		1,143	1,051
Diamondback Energy, Inc.
5.550% due 04/01/2035		1,500	1,542
5.900% due 04/18/2064		723	683
Elevance Health, Inc. 5.850% due 11/01/2064		4,500	4,422
Embraer Netherlands Finance BV 5.980% due 02/11/2035		1,130	1,201
Enbridge, Inc.
5.700% due 03/08/2033		2,150	2,266
5.950% due 04/05/2054		488	494
Energy Transfer LP
5.300% due 04/15/2047		7,400	6,587
6.050% due 06/01/2041		3,200	3,245
6.250% due 04/15/2049		100	99
6.625% due 10/15/2036		5,200	5,661
7.500% due 07/01/2038		4,135	4,804
Eni SpA 5.750% due 05/19/2035		1,000	1,048
Entergy Louisiana LLC 2.900% due 03/15/2051		2,100	1,323
Enterprise Products Operating LLC 4.450% due 02/15/2043		1,000	880
Expand Energy Corp. 5.700% due 01/15/2035		800	828
FirstEnergy Pennsylvania Electric Co. 3.600% due 06/01/2029		3,300	3,234
Flex Intermediate Holdco LLC
3.363% due 06/30/2031		5,000	4,609

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

4.317% due 12/30/2039		1,750	1,475
Global Payments, Inc. 4.875% due 11/15/2030		1,400	1,402
HCA, Inc.
3.625% due 03/15/2032		2,500	2,364
4.625% due 03/15/2052		1,000	817
5.125% due 06/15/2039		2,900	2,803
5.250% due 06/15/2049		600	543
5.500% due 06/15/2047		450	426
6.000% due 04/01/2054		698	695
Heathrow Funding Ltd. 6.450% due 12/10/2033	GBP	300	435
Hyundai Capital America 5.400% due 06/24/2031		$2,800	2,899
Imperial Brands Finance Netherlands BV 5.250% due 02/15/2031	EUR	2,300	2,918
Imperial Brands Finance PLC 3.500% due 07/26/2026		$550	548
Intralot Capital Luxembourg SA 6.500% due 10/15/2031 •	EUR	2,000	2,328
JDE Peet's NV 2.250% due 09/24/2031		$300	262
JetBlue Pass-Through Trust 4.000% due 05/15/2034		135	128
Kinder Morgan Energy Partners LP 6.500% due 09/01/2039		400	432
Kraft Heinz Foods Co.
5.200% due 03/15/2032		2,400	2,473
6.500% due 02/09/2040		310	335
Las Vegas Sands Corp.
3.500% due 08/18/2026		800	797
3.900% due 08/08/2029		1,600	1,563
6.200% due 08/15/2034		719	758
Marriott International, Inc. 5.500% due 04/15/2037		1,700	1,741
Mars, Inc.
4.800% due 03/01/2030		1,200	1,227
5.200% due 03/01/2035		2,000	2,056
5.650% due 05/01/2045		500	504
Mattel, Inc. 5.000% due 11/17/2030		400	403
Medtronic, Inc. 4.200% due 10/15/2045	EUR	800	916
Meta Platforms, Inc. 5.400% due 08/15/2054		$2,400	2,235
MGM China Holdings Ltd. 5.875% due 05/15/2026		1,100	1,101
Microchip Technology, Inc. 5.050% due 02/15/2030		1,100	1,123
Micron Technology, Inc. 3.366% due 11/01/2041		300	230
Miller Homes Group Finco PLC 6.314% due 10/15/2030 •	EUR	1,000	1,195
Mondelez International, Inc. 4.625% due 07/03/2031	CAD	7,600	5,741
MPLX LP
4.500% due 04/15/2038		$805	734
4.700% due 04/15/2048		1,500	1,249
4.900% due 04/15/2058		75	62
4.950% due 03/14/2052		1,400	1,178
5.000% due 03/01/2033		988	995
5.400% due 04/01/2035		600	605
5.500% due 02/15/2049		1,060	975
National Football League
4.780% due 10/05/2030 «(j)		2,700	2,747
5.250% due 10/05/2034 «(j)		2,300	2,345
National Fuel Gas Co. 2.950% due 03/01/2031		2,700	2,468
Newmont Corp./Newcrest Finance Pty. Ltd. 4.200% due 05/13/2050		20	16
Northern Natural Gas Co. 4.300% due 01/15/2049		6,100	4,912
Northern Star Resources Ltd. 6.125% due 04/11/2033		3,600	3,821
Northwell Healthcare, Inc. 4.260% due 11/01/2047		1,800	1,482
Oracle Corp.
3.600% due 04/01/2040		100	74
3.600% due 04/01/2050		1,120	698
3.650% due 03/25/2041		1,900	1,387
3.800% due 11/15/2037		2,800	2,262
3.850% due 04/01/2060		8,005	4,896
4.100% due 03/25/2061		3,800	2,451
4.500% due 07/08/2044		900	691
5.375% due 09/27/2054		700	567
5.500% due 09/27/2064		1,300	1,039

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

PeaceHealth Obligated Group 3.218% due 11/15/2050		1,260	818
Petroleos Mexicanos 10.000% due 02/07/2033		4,271	4,952
Pfizer Netherlands International Finance BV 2.875% due 05/19/2029	EUR	600	707
Philip Morris International, Inc.
3.250% due 06/06/2032		600	698
3.875% due 08/21/2042		$880	728
4.250% due 10/29/2032		2,900	2,855
Piedmont Healthcare, Inc.
2.719% due 01/01/2042		500	356
2.864% due 01/01/2052		500	318
Post Holdings, Inc. 6.500% due 03/15/2036		1,500	1,503
Renesas Electronics Corp. 2.170% due 11/25/2026		4,900	4,812
Royalty Pharma PLC 5.950% due 09/25/2055		1,400	1,392
Sands China Ltd.
2.300% due 03/08/2027		2,100	2,052
3.250% due 08/08/2031		1,300	1,203
3.800% due 01/08/2026		600	600
Santos Finance Ltd. 5.750% due 11/13/2035		700	696
Saudi Arabian Oil Co.
5.875% due 07/17/2064		2,800	2,724
6.375% due 06/02/2055		1,000	1,047
Sealed Air Corp. 1.573% due 10/15/2026		1,921	1,881
Skyworks Solutions, Inc. 3.000% due 06/01/2031		600	545
Snam SpA 5.750% due 05/28/2035		2,000	2,093
Spirit AeroSystems, Inc. 3.850% due 06/15/2026		1,300	1,296
Spirit Airlines Pass-Through Trust 3.650% due 08/15/2031		300	276
T-Mobile USA, Inc.
3.300% due 02/15/2051		1,900	1,271
3.400% due 10/15/2052		3,500	2,355
3.600% due 11/15/2060		5,401	3,591
Targa Resources Corp.
6.125% due 03/15/2033		2,100	2,249
6.250% due 07/01/2052		702	709
6.500% due 02/15/2053		3,400	3,561
TD SYNNEX Corp.
1.750% due 08/09/2026		4,200	4,139
2.375% due 08/09/2028		3,400	3,239
2.650% due 08/09/2031		2,340	2,107
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		2,660	2,511
7.625% due 04/01/2037		4,720	5,559
8.375% due 06/15/2032		3,600	4,251
Teva Pharmaceutical Finance Netherlands II BV 4.125% due 06/01/2031	EUR	2,000	2,390
Time Warner Cable LLC
5.875% due 11/15/2040		$500	463
6.750% due 06/15/2039		1,300	1,316
7.300% due 07/01/2038		1,225	1,313
Topaz Solar Farms LLC 4.875% due 09/30/2039		3,211	2,878
Transcontinental Gas Pipe Line Co. LLC 4.600% due 03/15/2048		1,168	1,020
Transocean International Ltd. 7.875% due 10/15/2032		225	236
Tyson Foods, Inc. 5.400% due 03/15/2029		1,700	1,758
United Airlines Pass-Through Trust
2.700% due 11/01/2033		439	404
2.875% due 04/07/2030		422	407
3.100% due 04/07/2030		361	346
3.450% due 01/07/2030		231	226
4.550% due 02/25/2033		1,653	1,611
5.875% due 04/15/2029		1,776	1,823
UnitedHealth Group, Inc.
5.050% due 04/15/2053		4,600	4,152
5.200% due 04/15/2063		5,000	4,481
5.750% due 07/15/2064		287	280
Vale Overseas Ltd. 6.400% due 06/28/2054		3,900	3,984
Valley Children's Hospital 4.399% due 03/15/2048		2,000	1,666
Var Energi ASA 6.500% due 05/22/2035		1,800	1,905

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

Venture Global Plaquemines LNG LLC
6.500% due 01/15/2034	100	102
6.750% due 01/15/2036	500	512
Vmed O2 U.K. Financing I PLC 6.750% due 01/15/2033	1,600	1,588
VMware LLC 2.200% due 08/15/2031	350	311
Volkswagen Group of America Finance LLC 4.950% due 03/25/2027	2,400	2,421
Weir Group, Inc. 5.350% due 05/06/2030	1,300	1,336
Williams Cos., Inc.
4.800% due 11/15/2029	1,200	1,225
5.150% due 03/15/2034	2,400	2,444
Woodside Finance Ltd.
5.100% due 09/12/2034	3,250	3,212
5.400% due 05/19/2030	3,200	3,287
Wynn Macau Ltd. 5.625% due 08/26/2028	3,300	3,301

		394,873

UTILITIES 9.9%
AEP Texas, Inc. 5.400% due 06/01/2033	3,300	3,416
AES Corp. 5.450% due 06/01/2028	900	921
Alabama Power Co.
4.300% due 01/02/2046	700	593
4.300% due 07/15/2048	2,000	1,663
Alliant Energy Finance LLC
1.400% due 03/15/2026	1,000	993
3.600% due 03/01/2032	1,700	1,581
American Transmission Systems, Inc. 5.000% due 09/01/2044	200	187
Arizona Public Service Co. 2.650% due 09/15/2050	20	12
AT&T, Inc.
3.500% due 09/15/2053	1,883	1,261
3.650% due 09/15/2059	6,731	4,442
Baltimore Gas & Electric Co. 5.400% due 06/01/2053	3,400	3,273
Berkshire Hathaway Energy Co.
4.250% due 10/15/2050	200	160
4.600% due 05/01/2053	400	337
6.125% due 04/01/2036	500	543
Black Hills Corp.
6.000% due 01/15/2035	704	752
6.150% due 05/15/2034	4,200	4,507
Boston Gas Co. 6.119% due 07/20/2053	4,560	4,588
CenterPoint Energy Houston Electric LLC 4.800% due 03/15/2030	1,000	1,025
Chile Electricity Lux MPC II SARL 5.580% due 10/20/2035	4,790	4,916
Cleco Power LLC 5.300% due 01/15/2036	800	808
Cleveland Electric Illuminating Co. 4.550% due 11/15/2030	3,500	3,487
Commonwealth Edison Co. 3.850% due 03/15/2052	100	75
Consolidated Edison Co. of New York, Inc. 4.300% due 12/01/2056	100	79
Constellation Energy Generation LLC 5.800% due 03/01/2033	4,900	5,232
Dominion Energy, Inc. 5.450% due 03/15/2035	2,500	2,563
Duke Energy Carolinas LLC
3.750% due 06/01/2045	270	213
4.000% due 09/30/2042	400	337
Duke Energy Corp. 5.800% due 06/15/2054	900	894
Duke Energy Florida LLC
3.000% due 12/15/2051	1,496	974
3.850% due 11/15/2042	4,600	3,800
6.350% due 09/15/2037	200	223
Duke Energy Ohio, Inc. 5.400% due 06/15/2033	110	113
Duke Energy Progress LLC
2.500% due 08/15/2050	2,390	1,399
5.250% due 03/15/2033	4,100	4,266
Edison International 5.750% due 06/15/2027	330	336
Enel Finance International NV 7.500% due 10/14/2032	2,768	3,193

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

Entergy Arkansas LLC
2.650% due 06/15/2051		60	36
3.350% due 06/15/2052		270	184
Entergy Corp. 2.400% due 06/15/2031		2,390	2,150
Entergy Texas, Inc.
1.750% due 03/15/2031		3,200	2,824
5.800% due 09/01/2053		600	602
Evergy Kansas Central, Inc. 5.250% due 03/15/2035		2,100	2,142
Eversource Energy 5.125% due 05/15/2033		1,500	1,516
Gazprom PJSC via Gaz Finance PLC 3.500% due 07/14/2031		8,000	5,200
Georgia Power Co.
3.250% due 03/15/2051		5,300	3,631
3.700% due 01/30/2050		1,000	751
4.300% due 03/15/2042		3,752	3,286
5.125% due 05/15/2052		2,400	2,240
Greenko Power II Ltd. 4.300% due 12/13/2028		312	296
Indiana Michigan Power Co.
3.250% due 05/01/2051		1,780	1,188
6.050% due 03/15/2037		800	873
IPALCO Enterprises, Inc. 4.250% due 05/01/2030		2,800	2,740
Israel Electric Corp. Ltd. 3.750% due 02/22/2032		2,400	2,252
Kentucky Utilities Co.
3.300% due 06/01/2050		70	48
5.450% due 04/15/2033		2,000	2,102
Louisville Gas & Electric Co. 5.450% due 04/15/2033		2,000	2,096
MidAmerican Energy Co. 2.700% due 08/01/2052		2,300	1,412
Narragansett Electric Co. 5.350% due 05/01/2034		1,400	1,446
National Grid USA 5.803% due 04/01/2035		120	126
New York State Electric & Gas Corp.
1.950% due 10/01/2030		480	421
2.150% due 10/01/2031		2,000	1,769
5.850% due 08/15/2033		700	745
NextEra Energy Capital Holdings, Inc.
3.830% due 06/12/2030	CAD	3,600	2,646
4.670% due 06/12/2035		3,600	2,671
Niagara Mohawk Power Corp. 4.119% due 11/28/2042		$3,500	2,950
Northern States Power Co. 3.600% due 09/15/2047		6,300	4,764
NRG Energy, Inc.
2.450% due 12/02/2027		362	350
4.734% due 10/15/2030		2,400	2,405
Oglethorpe Power Corp. 5.050% due 10/01/2048		1,358	1,219
Ohio Power Co.
2.900% due 10/01/2051		1,100	681
5.850% due 10/01/2035		100	106
ONEOK, Inc.
5.850% due 11/01/2064		2,900	2,724
7.150% due 01/15/2051		100	110
Pacific Gas & Electric Co.
2.500% due 02/01/2031		2,100	1,893
3.000% due 06/15/2028		3,200	3,104
3.150% due 01/01/2026		1,200	1,200
3.250% due 06/01/2031		1,700	1,585
3.500% due 08/01/2050		7,250	4,898
3.750% due 08/15/2042		2,790	2,119
3.950% due 12/01/2047		1,000	747
4.200% due 03/01/2029		2,000	1,988
4.250% due 03/15/2046		300	236
4.300% due 03/15/2045		500	399
4.400% due 03/01/2032		2,000	1,952
4.500% due 07/01/2040		6,100	5,319
4.550% due 07/01/2030		750	747
4.600% due 06/15/2043		900	752
4.750% due 02/15/2044		100	85
4.950% due 07/01/2050		370	313
5.250% due 03/01/2052		300	262
6.150% due 01/15/2033		1,200	1,274
PacifiCorp
4.125% due 01/15/2049		8,300	6,208
4.150% due 02/15/2050		300	223
5.750% due 04/01/2037		60	61
6.000% due 01/15/2039		2,040	2,077
6.100% due 08/01/2036		60	62

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

6.250% due 10/15/2037	3,300	3,453
Progress Energy, Inc. 7.750% due 03/01/2031	3,500	4,010
Public Service Co. of Colorado 5.150% due 09/15/2035	900	913
Public Service Electric & Gas Co. 4.000% due 06/01/2044	5,700	4,647
RWE Finance U.S. LLC 5.125% due 09/18/2035	400	398
San Diego Gas & Electric Co.
4.100% due 06/15/2049	2,970	2,362
4.150% due 05/15/2048	9,400	7,597
Shell Finance U.S., Inc. 5.125% due 10/15/2041	4,300	4,193
Sierra Pacific Power Co. 6.750% due 07/01/2037	3,600	3,998
Southern California Edison Co.
2.250% due 06/01/2030	800	727
2.500% due 06/01/2031	4,700	4,218
2.750% due 02/01/2032	2,400	2,140
2.950% due 02/01/2051	3,000	1,832
3.450% due 02/01/2052	2,300	1,531
3.650% due 03/01/2028	200	198
3.650% due 02/01/2050	1,100	770
3.650% due 06/01/2051	2,020	1,385
3.900% due 12/01/2041	500	394
3.900% due 03/15/2043	3,600	2,781
4.650% due 10/01/2043	1,850	1,577
6.000% due 01/15/2034	3,600	3,785
Southern California Gas Co.
3.950% due 02/15/2050	1,600	1,233
4.125% due 06/01/2048	4,417	3,535
Southwestern Electric Power Co. 6.200% due 03/15/2040	2,200	2,345
TXNM Energy, Inc. 7.000% due 07/31/2056 •	800	798
Verizon Communications, Inc.
5.000% due 01/15/2036	3,000	2,976
5.875% due 11/30/2055	3,100	3,065
Virginia Electric & Power Co. 4.900% due 09/15/2035	800	797
Vodafone Group PLC
5.750% due 02/10/2063	800	761
5.875% due 06/28/2064	1,729	1,681
Wisconsin Electric Power Co. 4.300% due 12/15/2045	3,600	3,022

		236,490

Total Corporate Bonds & Notes (Cost $1,098,420)		1,034,984

MUNICIPAL BONDS & NOTES 1.6%
CALIFORNIA 0.5%
Fresno County, California Revenue Bonds, (NPFGC Insured), Series 2004
0.000% due 08/15/2030 (e)	3,800	3,139
0.000% due 08/15/2032 (e)	100	75
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
2.746% due 06/01/2034	200	178
3.000% due 06/01/2046	1,540	1,398
4.214% due 06/01/2050	2,600	1,904
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 3.037% due 06/01/2032	4,200	3,788
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010 6.507% due 08/01/2043	900	966

		11,448

GEORGIA 0.3%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.637% due 04/01/2057	7,413	8,026

ILLINOIS 0.2%
Illinois State General Obligation Bonds, (BABs), Series 2010 6.725% due 04/01/2035	77	82
Sales Tax Securitization Corp. Illinois Revenue Bonds, Series 2020 3.007% due 01/01/2033	5,030	4,596
Wheaton College, Illinois Revenue Bonds, Series 2004 6.090% due 10/01/2034	900	972

		5,650

NEVADA 0.0%
Reno, Nevada Revenue Bonds, (NPFGC Insured), Series 2005 0.000% due 06/01/2034 (e)	700	473

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

NEW MEXICO 0.0%
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017 4.406% due 08/01/2046	1,000	859

NEW YORK 0.2%
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024 4.375% due 05/01/2037	4,095	3,950

OHIO 0.1%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010 7.834% due 02/15/2041	800	944

PENNSYLVANIA 0.1%
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2021 2.991% due 06/01/2042	3,770	2,918

TEXAS 0.2%
Dallas, Texas General Obligation Bonds, Series 2005 0.000% due 02/15/2033 (e)	2,900	2,108
Texas Natural Gas Securitization Finance Corp. Revenue Bonds, Series 2023 5.169% due 04/01/2041	2,600	2,654

		4,762

Total Municipal Bonds & Notes (Cost $43,764)		39,030

U.S. GOVERNMENT AGENCIES 20.9%
Federal Farm Credit Banks Funding Corp. 5.125% due 07/09/2029	500	524
Federal Home Loan Mortgage Corp.
5.000% due 03/01/2038 - 12/01/2038	9	9
6.000% due 04/01/2036 - 10/01/2037	19	19
6.375% due 10/01/2035 •	3	3
6.725% due 04/01/2035 •	7	7
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 2.903% due 07/25/2054 ~	4,596	4,475
Federal Home Loan Mortgage Corp. REMICS
4.498% due 01/15/2033 •	1	1
5.000% due 04/15/2038	177	183
6.000% due 06/15/2035	519	544
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
5.229% due 10/25/2044 - 02/25/2045 •	38	36
6.500% due 10/25/2043	29	30
Federal National Mortgage Association
5.276% due 06/01/2043 •	19	20
5.810% due 06/01/2031	2,000	2,080
5.876% due 06/01/2035 •	172	175
5.932% due 06/01/2035 •	239	244
5.936% due 12/01/2034 •	91	93
6.078% due 10/01/2035 •	74	76
6.080% due 04/01/2035 •	64	65
6.149% due 12/01/2033 •	8	8
6.155% due 11/01/2035 •	2	2
6.275% due 09/01/2035 •	3	3
6.346% due 11/01/2034 •	116	122
6.472% due 08/01/2035 •	11	11
Federal National Mortgage Association REMICS
3.000% due 12/25/2046	1,515	1,064
4.109% due 07/25/2037 •	3	3
4.177% due 03/25/2036 •	1	1
4.639% due 08/25/2040 •	171	171
5.000% due 08/25/2033	14	14
5.500% due 04/25/2033 - 08/25/2035	19	19
6.000% due 07/25/2031 - 03/25/2036	1,100	1,159
6.309% due 05/25/2035 ~	73	75
Federal National Mortgage Association Trust
4.389% due 09/25/2032 •	2	2
5.900% due 07/25/2042	4	4
Federal National Mortgage Association-ACES 2.242% due 01/25/2031 ~(a)	15,894	806
Government National Mortgage Association
4.000% due 08/20/2055	222	210
5.625% due 05/20/2030 •	11	12
Government National Mortgage Association REMICS 3.250% due 02/20/2049	2,746	2,460
Government National Mortgage Association, TBA
4.000% due 01/01/2056 - 02/01/2056	51,377	48,537
4.500% due 01/01/2056 - 02/01/2056	20,300	19,762
Resolution Funding Corp. Interest STRIPS 0.000% due 01/15/2029 (a)	1,000	896
Tennessee Valley Authority 4.875% due 05/15/2035	4,800	4,972

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

U.S. Small Business Administration
5.290% due 12/01/2027	27	27
5.510% due 11/01/2027	6	7
Uniform Mortgage-Backed Security, TBA
4.000% due 02/01/2056	44,488	42,176
4.500% due 02/01/2056	22,700	22,142
5.000% due 02/01/2056	85,500	85,189
6.000% due 01/01/2056 - 03/01/2056	248,100	254,658
6.500% due 03/01/2056	7,800	8,115

Total U.S. Government Agencies (Cost $500,111)		501,211

U.S. TREASURY OBLIGATIONS 69.2%
U.S. Treasury Bonds
1.125% due 05/15/2040	44,275	28,109
1.125% due 08/15/2040	95,010	59,715
1.375% due 11/15/2040	55,540	36,073
1.750% due 08/15/2041 (k)	80,600	54,413
1.875% due 02/15/2041 (k)	427,700	298,956
1.875% due 02/15/2051	52,395	29,295
2.000% due 11/15/2041	10,500	7,332
2.000% due 02/15/2050	22,030	12,920
2.250% due 08/15/2049	32,576	20,439
2.375% due 11/15/2049 (m)	875	562
2.500% due 02/15/2045	15,520	10,996
2.750% due 11/15/2042 (m)	1,000	769
2.750% due 08/15/2047	12,900	9,221
2.875% due 05/15/2049	405	291
3.000% due 11/15/2044	14,350	11,102
3.000% due 05/15/2045	12,360	9,516
3.000% due 02/15/2048	12,900	9,603
3.000% due 08/15/2048 (k)(m)	141,390	104,728
3.000% due 02/15/2049	89,030	65,608
3.125% due 02/15/2043	24,610	19,912
3.125% due 08/15/2044 (m)	14,310	11,331
3.375% due 08/15/2042 (k)	61,350	51,874
3.375% due 11/15/2048 (k)	345,100	273,141
3.625% due 08/15/2043	3,200	2,763
3.875% due 02/15/2043	12,700	11,429
3.875% due 05/15/2043	9,100	8,166
4.125% due 08/15/2044 (k)	109,900	100,898
4.500% due 11/15/2054 (k)	2,700	2,548
4.625% due 05/15/2044	4,900	4,813
4.625% due 11/15/2044 (k)	46,700	45,777
4.625% due 11/15/2045	400	391
4.750% due 02/15/2045 (k)	82,400	82,007
4.875% due 08/15/2045 (k)	1,500	1,515
U.S. Treasury Inflation Protected Securities (f)
0.625% due 07/15/2032	33,956	31,867
1.125% due 01/15/2033 (m)	45,986	44,140
1.750% due 01/15/2034	47,560	47,309
1.875% due 07/15/2034 (k)	3,113	3,126
2.125% due 01/15/2035 (m)	5,881	5,987
U.S. Treasury Notes
3.875% due 04/30/2030 (m)(o)	14,300	14,414
4.125% due 10/31/2029 (m)(o)	1,520	1,546
U.S. Treasury STRIPS
0.000% due 05/15/2034 (a)(m)	71,900	50,596
0.000% due 08/15/2034 (a)	32,970	22,901
0.000% due 05/15/2035 (a)(m)	32,500	21,737
0.000% due 11/15/2036 (a)	37,600	23,224
0.000% due 08/15/2037 (a)(m)	8,900	5,278
0.000% due 05/15/2041 (a)	450	214
0.000% due 08/15/2041 (a)	350	164
0.000% due 11/15/2041 (a)	170	78
0.000% due 02/15/2042 (a)	1,850	839
0.000% due 05/15/2042 (a)	1,240	553
0.000% due 08/15/2042 (a)	1,890	831
0.000% due 11/15/2042 (a)	810	351

Total U.S. Treasury Obligations (Cost $1,911,478)		1,661,368

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.6%
Adjustable Rate Mortgage Trust 4.611% due 10/25/2035 ~	404	355
AG Trust 5.766% due 08/15/2041 •	760	765
American Home Mortgage Assets Trust
3.966% due 10/25/2046 •	48	45
4.949% due 11/25/2046 •	1,470	357
Banc of America Funding Trust 5.798% due 02/20/2036 ~	76	73
Banc of America Mortgage Trust 5.230% due 08/25/2035 ~	257	246
Bank5 4.793% due 12/15/2058	7,100	7,200

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

BBCMS Mortgage Trust
4.534% due 09/15/2058	1,000	1,005
5.015% due 09/15/2058	5,000	5,119
Bear Stearns ALT-A Trust
4.166% due 08/25/2036 •	1,985	1,732
4.397% due 11/25/2036 ~	96	53
4.791% due 09/25/2035 ~	1,827	975
5.190% due 10/25/2035 ~	128	105
Bear Stearns ARM Trust
4.203% due 05/25/2047 ~	351	316
4.813% due 11/25/2030 ~	14	14
5.507% due 11/25/2034 ~	8	8
6.420% due 10/25/2035 •	15	15
Bear Stearns Mortgage Funding Trust 4.206% due 10/25/2036 •	1,371	1,222
Benchmark Mortgage Trust
4.016% due 03/15/2052	4,500	4,433
4.767% due 01/15/2058 ~	2,900	2,939
5.439% due 08/15/2058 ~	3,200	3,328
BMO Mortgage Trust 5.187% due 07/15/2058	5,000	5,141
Chase Mortgage Finance Trust
4.613% due 03/25/2037 ~	127	119
5.500% due 11/25/2035	1,324	932
ChaseFlex Trust 4.406% due 05/25/2037 •	2,026	1,957
CHL Mortgage Pass-Through Trust
4.306% due 05/25/2035 •	35	31
4.340% due 11/25/2037 ~	281	264
4.486% due 03/25/2035 •	90	79
4.796% due 11/25/2034 ~	26	25
5.087% due 02/20/2035 ~	1	1
5.250% due 05/25/2035	68	48
5.276% due 11/20/2034 ~	5	5
6.148% due 02/20/2036 •	69	65
6.224% due 02/20/2036 •	12	11
CHL Reperforming Loan Trust REMICS 4.266% due 07/25/2036 •	933	886
Citigroup Mortgage Loan Trust, Inc.
3.916% due 01/25/2037 •	15	13
4.646% due 08/25/2035 •	20	19
6.480% due 10/25/2035 •	10	10
COMM Mortgage Trust 3.140% due 10/10/2036	4,300	4,111
Countrywide Alternative Loan Trust
4.043% due 12/20/2046 •	375	337
4.226% due 09/25/2046 •	358	354
4.266% due 05/25/2036 •	1,804	1,722
4.268% due 03/20/2046 •	90	85
4.406% due 02/25/2037 •	37	31
4.488% due 11/20/2035 •	1,522	1,462
4.488% due 12/20/2035 •	384	367
5.500% due 09/25/2035	966	676
5.500% due 10/25/2035	2,164	1,107
5.500% due 11/25/2035	433	233
5.500% due 03/25/2036	60	24
6.000% due 03/25/2036	2,720	1,210
6.250% due 08/25/2037	99	44
DSLA Mortgage Loan Trust 4.366% due 08/19/2045 •	43	39
First Horizon Mortgage Pass-Through Trust 4.338% due 12/25/2034 ~	1	1
GS Mortgage Securities Trust 3.602% due 10/10/2049 ~	5,225	4,720
GSMPS Mortgage Loan Trust 4.196% due 01/25/2036 •	297	241
GSR Mortgage Loan Trust 4.125% due 11/25/2035 ~	2	2
HarborView Mortgage Loan Trust
4.226% due 01/19/2038 •	1,002	897
4.256% due 12/19/2036 •	2,369	1,933
IndyMac INDX Mortgage Loan Trust
3.615% due 04/25/2037 ~	66	59
3.761% due 04/25/2037 ~	106	94
4.246% due 06/25/2046 •	277	252
4.366% due 07/25/2035 •	2,016	1,356
4.373% due 12/25/2034 ~	6	6
JP Morgan Chase Commercial Mortgage Securities Trust 3.379% due 09/15/2050	146	145
JP Morgan Mortgage Trust
4.397% due 01/25/2037 ~	11	9
4.746% due 11/25/2049 •	180	172
4.746% due 12/25/2049 •	86	83
5.555% due 02/25/2035 ~	1	1
6.033% due 07/25/2035 ~	330	330

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

Lehman XS Trust 4.206% due 12/25/2036 •		552	554
MASTR Adjustable Rate Mortgages Trust
4.056% due 04/25/2046 •		218	205
5.633% due 11/21/2034 ~		22	22
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 4.565% due 11/15/2031 •		6	6
Merrill Lynch Mortgage Investors Trust
5.840% due 05/25/2033 ~		4	4
6.124% due 02/25/2034 ~		2	2
6.619% due 07/25/2034 ~		31	31
7.000% due 05/25/2033 ~		2	2
Morgan Stanley Mortgage Loan Trust 4.146% due 08/25/2036 •		2,524	532
New Residential Mortgage Loan Trust
2.750% due 11/25/2059 ~		2,285	2,210
4.500% due 05/25/2058 ~		1,227	1,203
Nomura Asset Acceptance Corp. Alternative Loan Trust 6.159% due 05/25/2036 ~		12,628	2,255
Project Cashmere 4.543% due 12/30/2057 «(b)	AUD	36,200	24,158
RALI Trust
4.266% due 04/25/2046 •		$175	43
6.000% due 06/25/2036		3,321	2,727
6.000% due 08/25/2036		473	401
6.500% due 08/25/2036		846	759
Residential Asset Securitization Trust
4.246% due 01/25/2046 •		183	50
4.296% due 04/25/2035 •		39	19
Structured Adjustable Rate Mortgage Loan Trust
4.166% due 10/25/2035 •		20	20
4.286% due 05/25/2037 •		75	70
5.429% due 01/25/2035 •		31	28
5.717% due 12/25/2034 ~		8	8
Structured Asset Mortgage Investments II Trust
4.266% due 04/25/2036 •		171	157
4.286% due 05/25/2036 •		95	80
4.466% due 12/25/2035 •		2	2
4.506% due 10/19/2034 •		5	5
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 5.846% due 12/25/2033 ~		4	4
TBW Mortgage-Backed Trust 6.000% due 07/25/2036		4,569	1,698
WaMu Mortgage Pass-Through Certificates Trust
3.713% due 05/25/2046 •		17	14
4.216% due 05/25/2034 •		239	224
4.271% due 12/25/2036 ~		131	120
4.386% due 12/25/2045 •		17	17
4.394% due 02/25/2037 ~		136	126
4.426% due 10/25/2045 •		208	202
4.651% due 07/25/2037 ~		13	12
4.729% due 02/25/2047 •		255	239
4.729% due 03/25/2047 •		124	111
4.759% due 01/25/2047 •		1	1
4.789% due 04/25/2047 •		435	401
5.029% due 08/25/2046 •		504	469
5.077% due 08/25/2046 •		5,118	4,500
5.529% due 10/25/2046 •		2	2
5.529% due 11/25/2046 •		37	34
Washington Mutual Mortgage Pass-Through Certificates Trust 4.999% due 05/25/2046 •		228	205
Wells Fargo Commercial Mortgage Trust
5.343% due 10/15/2042 •		1,600	1,605
5.393% due 07/15/2037 •		1,500	1,504
Worldwide Plaza Trust 3.526% due 11/10/2036		3,300	2,654

Total Non-Agency Mortgage-Backed Securities (Cost $122,445)			111,709

ASSET-BACKED SECURITIES 8.4%
AUTOMOBILE ABS OTHER 0.2%
Ford Credit Floorplan Master Owner Trust A 4.754% due 09/15/2029 •		5,000	5,023

AUTOMOBILE SEQUENTIAL 0.5%
Avis Budget Rental Car Funding AESOP LLC 6.020% due 02/20/2030		7,300	7,660
FCCU Auto Receivables Trust 5.540% due 04/16/2029		1,000	1,010
Ford Auto Securitization Trust 5.053% due 07/15/2028	CAD	3,728	2,751
SCCU Auto Receivables Trust 5.450% due 12/15/2027		$235	235

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

Westlake Automobile Receivables Trust 5.750% due 08/16/2027		274	275

			11,931

CASINO SERVICES 0.1%
Gateway Casinos & Entertainment Ltd. 5.000% due 03/12/2038 «	CAD	3,458	2,363

CMBS OTHER 0.4%
AREIT Trust 5.187% due 01/20/2037 •		$1,740	1,738
HGI CRE CLO Ltd. 5.674% due 04/20/2037 •		829	828
KREF Ltd. 5.181% due 02/17/2039 •		1,872	1,875
LMNT CRE LLC 5.550% due 07/21/2043 •		2,100	2,104
LRECS LLC 5.500% due 08/19/2043 •		2,800	2,805

			9,350

CREDIT CARD OTHER 0.2%
Synchrony Card Funding LLC 5.740% due 10/15/2029		5,500	5,581

HOME EQUITY OTHER 1.9%
ACE Securities Corp. Home Equity Loan Trust 4.821% due 05/25/2034 •		587	618
Argent Securities Trust 4.146% due 06/25/2036 •		4,808	3,230
Bear Stearns Asset-Backed Securities I Trust 4.356% due 12/25/2036 •		61	61
C-BASS Trust
2.991% due 01/25/2037 •		24	7
3.403% due 04/25/2037 þ		51	50
CIT Mortgage Loan Trust 5.346% due 10/25/2037 •		319	324
Citigroup Mortgage Loan Trust, Inc.
3.906% due 07/25/2045 •		6	4
4.196% due 03/25/2037 •		485	430
Countrywide Asset-Backed Certificates 4.326% due 04/25/2037 •		321	289
Countrywide Asset-Backed Certificates Trust
4.326% due 03/25/2036 •		795	738
4.486% due 09/25/2047 •		6,606	5,829
5.721% due 07/25/2035 •		82	82
Credit-Based Asset Servicing & Securitization LLC
3.345% due 12/25/2035 •		681	660
4.226% due 07/25/2037 •		13	9
4.746% due 07/25/2035 •		261	256
First NLC Trust 3.916% due 08/25/2037 •		13	6
Fremont Home Loan Trust 4.911% due 06/25/2035 •		1,621	1,617
GSAMP Trust
3.916% due 12/25/2036 •		5	2
3.986% due 12/25/2036 •		1,450	780
4.106% due 12/25/2046 •		1,175	628
4.166% due 04/25/2036 •		185	125
4.246% due 11/25/2036 •		170	80
4.246% due 01/25/2047 •		4,798	2,384
4.386% due 03/25/2047 •		633	477
Lehman ABS Mortgage Loan Trust 3.936% due 06/25/2037 •		10	7
Long Beach Mortgage Loan Trust 4.146% due 06/25/2036 •		14,696	6,959
MASTR Asset-Backed Securities Trust
4.206% due 02/25/2036 •		1,687	611
4.671% due 10/25/2034 •		2,096	2,056
MASTR Specialized Loan Trust 4.366% due 02/25/2036 •		1,008	994
Merrill Lynch Mortgage Investors Trust 4.776% due 07/25/2035 •		517	519
Morgan Stanley ABS Capital I, Inc. Trust
4.046% due 02/25/2037 •		1,916	852
4.066% due 10/25/2036 •		2,449	1,080
4.176% due 02/25/2037 •		3,939	1,751
4.306% due 09/25/2036 •		3,104	1,333
New Century Home Equity Loan Trust
4.586% due 08/25/2034 •		7	7
4.926% due 01/25/2034 •		61	62

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

NovaStar Mortgage Funding Trust 4.186% due 01/25/2037 •		5,876	1,951
Option One Mortgage Loan Trust
4.086% due 04/25/2037 •		2,933	1,455
4.581% due 05/25/2035 •		502	490
SASCO Mortgage Loan Trust 4.971% due 04/25/2035 •		445	467
Soundview Home Loan Trust
3.926% due 06/25/2037 •		7	5
4.016% due 07/25/2037 •		243	221
4.066% due 01/25/2037 •		2,918	2,143
Structured Asset Investment Loan Trust 5.571% due 11/25/2034 •		2,253	2,481
Wells Fargo Home Equity Asset-Backed Securities Trust 4.306% due 04/25/2037 •		348	346

			44,476

WHOLE LOAN COLLATERAL 0.1%
Bear Stearns Asset-Backed Securities Trust 5.884% due 10/25/2036 ~		6	6
First Franklin Mortgage Loan Trust
4.066% due 12/25/2037 •		836	813
4.896% due 09/25/2033 •		1,921	1,936
Securitized Asset-Backed Receivables LLC Trust 4.426% due 12/25/2035 •		494	488

			3,243

OTHER ABS 5.0%
37 Capital CLO 1 Ltd. 5.185% due 10/15/2034 •		1,000	1,002
37 Capital CLO 4 Ltd. 4.995% due 04/15/2035 •		1,600	1,600
37 Capital CLO II Ltd. 5.195% due 07/15/2034 •		1,000	1,002
AMMC CLO 24 Ltd. 5.084% due 01/20/2035 •		1,000	1,000
AMMC CLO 27 Ltd. 4.964% due 01/20/2037 •		600	600
Anchorage Capital CLO 21 Ltd. 4.934% due 10/20/2034 •		600	600
Arbour CLO DAC 3.394% due 05/15/2038 •	EUR	2,000	2,355
Atlas Senior Loan Fund XV Ltd. 5.080% due 10/23/2032 •		$996	997
Atlas Senior Loan Fund XVI Ltd. 5.019% due 01/20/2034 •		1,100	1,100
Bain Capital Credit CLO Ltd.
5.042% due 07/17/2035 •		900	900
5.124% due 07/16/2034 •		1,000	1,001
5.124% due 07/19/2034 •		1,000	1,001
Bain Capital Euro CLO DAC 3.265% due 01/22/2038 •	EUR	1,900	2,235
Barings Euro CLO DAC
0.000% due 08/15/2039 •(b)		1,000	1,175
3.250% due 10/21/2038 •		2,200	2,583
Bayfront Iabs VII Pte. Ltd. 0.000% due 04/11/2048 «•		$3,000	3,000
Birch Grove CLO Ltd. 5.472% due 07/17/2037 •		3,300	3,314
Cairn CLO XI DAC 3.187% due 01/15/2040 •	EUR	1,500	1,765
Capital Four CLO X DAC 3.279% due 10/25/2038 •		900	1,059
Capital Street Master Trust
5.074% due 08/16/2029 •		$1,000	999
5.324% due 10/16/2028 •		3,000	3,001
Carlyle U.S. CLO Ltd. 4.938% due 01/25/2035 •		900	900
CarVal CLO I Ltd. 5.124% due 07/16/2031 •		848	849
CBAMR Ltd. 5.535% due 07/15/2037 •		2,400	2,402
Cumulus Static CLO DAC 3.264% due 11/15/2033 •	EUR	2,135	2,514
CVC Cordatus Loan Fund XII DAC 0.000% due 01/23/2039 •(b)		1,500	1,763
CVC Cordatus Loan Fund XXX DAC 3.297% due 05/15/2037 •		2,000	2,352
CVC Cordatus Opportunity Loan Fund-R DAC 2.904% due 08/15/2033 •		3,921	4,604
ECMC Group Student Loan Trust 4.739% due 02/27/2068 •		$849	845
Elevation CLO Ltd. 4.988% due 07/25/2034 •		1,000	999

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

Fortress Credit BSL VII Ltd. 4.950% due 07/23/2032 •		319	319
GoldenTree Loan Management U.S. CLO 8 Ltd. 5.034% due 10/20/2034 •		1,000	1,000
Greywolf CLO IV Ltd. 5.122% due 04/17/2034 •		550	551
Grosvenor Place CLO DAC
3.249% due 01/15/2039 •	EUR	1,700	1,999
3.383% due 08/15/2039 •		1,300	1,528
Harvest CLO XVI DAC 3.336% due 10/15/2038 •		2,200	2,585
Horizon Aircraft Finance I Ltd. 4.458% due 12/15/2038		$832	824
ICG U.S. CLO Ltd. 4.884% due 01/16/2033 •		354	354
Indigo Credit Management I DAC 0.000% due 10/15/2037 •	EUR	1,000	1,175
Indigo Credit Management II DAC 3.209% due 07/15/2038 •		1,250	1,470
Invesco Euro CLO V DAC 3.029% due 01/15/2034 •		1,600	1,882
Invesco Euro CLO XI DAC 3.283% due 10/22/2036 •		1,900	2,235
Invitation Homes Trust 4.000% due 09/17/2041		$7,387	7,280
Jamestown CLO XVIII Ltd. 5.128% due 07/25/2035 •		1,200	1,202
KKR CLO 27 Ltd. 5.015% due 01/15/2035 •		500	500
KKR CLO 33 Ltd. 4.993% due 07/20/2034 •		400	400
Madison Park Funding XXXIX Ltd. 5.107% due 10/22/2034 •		1,000	1,001
MV Credit Euro CLO III DAC 3.364% due 02/15/2038 •	EUR	1,400	1,645
Navesink CLO 2 Ltd.
0.000% due 01/15/2036 •(b)		$800	800
5.175% due 04/15/2036 •		1,000	1,000
Neuberger Berman Loan Advisers CLO 45 Ltd. 4.972% due 10/14/2036 •		1,000	1,000
Northwoods Capital XII-B Ltd. 4.913% due 06/15/2031 •		452	453
Northwoods Capital XIV-B Ltd. 5.091% due 11/13/2031 •		538	538
Palmer Square European Loan Funding DAC
3.047% due 07/15/2035 •	EUR	1,200	1,410
3.764% due 08/15/2033 •		2,000	2,357
Penta CLO 9 DAC 2.915% due 07/25/2036 •		1,500	1,763
Pikes Peak CLO 4 5.115% due 07/15/2034 •		$1,000	1,001
Regatta XVI Funding Ltd. 5.105% due 01/15/2033 •		1,124	1,125
Romark CLO V Ltd. 5.095% due 01/15/2035 •		1,200	1,201
Romark Credit Funding Ltd. 5.423% due 07/29/2043		2,900	2,918
Sandstone Peak Ltd. 5.185% due 10/15/2034 •		750	751
Sound Point CLO XXVIII Ltd. 5.138% due 01/25/2032 •		1,982	1,984
Switch ABS Issuer LLC 5.121% due 10/25/2055		10,350	10,351
Symphony CLO 36 Ltd. 0.000% due 01/20/2036 •(b)		1,100	1,100
TCI-Symphony CLO Ltd. 5.096% due 07/15/2030 •		374	374
TCW CLO AMR Ltd. 5.151% due 08/16/2034 •		1,300	1,301
Tesla Sustainable Energy Trust 5.080% due 06/21/2050		396	398
Thayer Park CLO Ltd. 4.868% due 04/20/2034 •		600	600
THL Credit Wind River CLO Ltd. 5.105% due 04/15/2035 •		1,100	1,101
TIAA CLO IV Ltd. 5.024% due 01/20/2032 •		336	336
UPX HIL Issuer Trust 5.160% due 01/25/2047		868	876
Venture 44 CLO Ltd. 5.024% due 10/20/2034 •		1,000	1,000
Verdelite Static CLO Ltd. 5.014% due 07/20/2032 •		556	556
Vibrant CLO XII Ltd. 5.034% due 04/20/2034 •		2,000	2,000

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

Voya CLO Ltd.
5.084% due 07/20/2032 •		1,383	1,384
5.273% due 07/14/2031 •		201	201
Wellfleet CLO Ltd.
5.055% due 07/15/2034 •		800	800
5.064% due 04/20/2034 •		600	601

			118,747

Total Asset-Backed Securities (Cost $209,114)			200,714

SOVEREIGN ISSUES 7.5%
Canada Government Bonds 3.000% due 06/01/2034	CAD	3,400	2,421
Cassa Depositi e Prestiti SpA
4.375% due 10/01/2030		$2,500	2,513
5.750% due 05/05/2026		3,000	3,017
Colombia Government International Bonds 7.375% due 09/18/2037		720	734
CPPIB Capital, Inc. 4.300% due 06/02/2034	CAD	2,400	1,826
Eagle Funding Luxco SARL 5.500% due 08/17/2030		$7,500	7,649
Israel Government International Bonds
5.375% due 02/19/2030		800	829
5.500% due 03/12/2034		6,200	6,431
Ivory Coast Government International Bonds
4.875% due 01/30/2032	EUR	6,400	7,301
5.250% due 03/22/2030		3,400	4,012
Japan Government Thirty Year Bonds
2.300% due 12/20/2054	JPY	1,760,000	9,024
2.400% due 03/20/2055		265,000	1,390
2.800% due 06/20/2055		710,000	4,058
Japan Government Twenty Year Bonds
2.000% due 12/20/2044		2,280,000	12,667
2.400% due 03/20/2045		424,000	2,506
Korea Housing Finance Corp. 4.625% due 02/24/2033		$1,500	1,517
Mexico Government International Bonds 5.375% due 03/22/2033		4,000	3,978
Mexico Udibonos
3.000% due 12/03/2026 (f)	MXN	199	11
4.000% due 11/30/2028 (f)		1,127	62
Peru Government International Bonds
5.400% due 08/12/2034	PEN	2,200	653
6.150% due 08/12/2032		86,600	27,804
6.950% due 08/12/2031		10,800	3,572
Republic of South Africa Government Bonds
8.250% due 03/31/2032	ZAR	17,600	1,090
8.500% due 01/31/2037		70,800	4,250
8.875% due 02/28/2035		633,200	39,904
Romania Government International Bonds
1.750% due 07/13/2030	EUR	7,800	8,291
2.875% due 04/13/2042		1,690	1,312
5.500% due 09/18/2028		2,850	3,545
6.750% due 07/11/2039		700	858
Spain Government Bonds 5.150% due 10/31/2044		8,800	12,170
U.K. Gilts 4.375% due 07/31/2054	GBP	3,300	3,905

Total Sovereign Issues (Cost $173,984)			179,300

		SHARES
PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(g)		1,100,000	931
Capital Farm Credit ACA 5.000% due 03/15/2026 (g)		2,700,000	2,702
CoBank ACB 4.250% due 01/01/2027 (g)		2,400,000	2,356
Farm Credit Bank of Texas 7.750% due 06/15/2029 (g)		500,000	525

Total Preferred Securities (Cost $6,700)			6,514

SHORT-TERM INSTRUMENTS 0.1%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.850 (i)		565,145	565

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.1%
3.655% due 03/31/2026 - 04/21/2026 (d)(e)(o)	$2,579	2,555

Total Short-Term Instruments (Cost $3,120)		3,120

Total Investments in Securities (Cost $4,087,309)		3,756,714

	SHARES
INVESTMENTS IN AFFILIATES 0.4%
SHORT-TERM INSTRUMENTS 0.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%
PIMCO Short-Term Floating NAV Portfolio III	1,029,058	10,024

Total Short-Term Instruments (Cost $10,023)		10,024

Total Investments in Affiliates (Cost $10,023)		10,024

Total Investments 156.9% (Cost $4,097,332)		$3,766,738
Financial Derivative Instruments (l)(n) (0.1)%(Cost or Premiums, net $10,858)		(2,062)
Other Assets and Liabilities, net (56.8)%		(1,364,319)

Net Assets 100.0%		$2,400,357

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Security is not accruing income as of the date of this report.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	Coupon represents a 7-Day Yield.
(j)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Corp0hrg0	5.330%	06/07/2035	03/11/2025	$900	$925	0.04%
Morgan Stanley	0.000	04/02/2032	05/06/2020	3,315	2,714	0.11
National Football League	4.780	10/05/2030	06/27/2025	2,700	2,747	0.11
National Football League	5.250	10/05/2034	06/27/2025	2,300	2,345	0.10
Pantheon Senior Debt Secondaries III	6.026	03/26/2026	03/18/2025	700	700	0.03

$9,915	$9,431	0.39%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BSN	3.810%	01/02/2026	01/16/2026	$(16,730)	$(16,731)
3.930	12/18/2025	01/02/2026	(17,760)	(17,789)
CIB	3.930	12/17/2025	01/07/2026	(8,049)	(8,063)
JPS	3.930	12/17/2025	01/07/2026	(193,839)	(194,177)
3.930	12/22/2025	01/05/2026	(69,455)	(69,538)
4.010	12/30/2025	01/06/2026	(350,109)	(350,226)
NXN	3.820	01/02/2026	01/09/2026	(253,219)	(253,219)
3.930	12/18/2025	01/02/2026	(255,833)	(256,252)

Total Reverse Repurchase Agreements	$(1,165,995)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.4)%
Uniform Mortgage-Backed Security, TBA	6.000%	01/01/2056	$10,300	$(10,545)	$(10,577)

Total Short Sales (0.4)%	$(10,545)	$(10,577)

(k)	Securities with an aggregate market value of $884,841 have been pledged as collateral under the terms of master agreements as of December 31, 2025.

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

(1)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(832,274) at a weighted average interest rate of 4.409%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note February Futures	$112.000	01/23/2026	20	$20	$(4)	$(6)
Call - CBOE U.S. Treasury 10-Year Note February Futures	113.500	01/23/2026	20	20	(4)	(2)

Total Written Options	$(8)	$(8)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract June Futures	09/2027	668	$161,748	$(101)	$0	$(42)
3-Month SOFR Active Contract March Futures	06/2027	650	157,438	(63)	0	(40)
3-Month SOFR Active Contract September Futures	12/2027	650	157,308	(98)	0	(49)
Australia Government 10-Year Bond March Futures	03/2026	406	29,664	52	34	0
Long Guilt March Futures	03/2026	43	5,296	35	9	(4)
U.S. Treasury 2-Year Note March Futures	03/2026	1,133	236,558	(12)	0	(80)
U.S. Treasury 10-Year Note March Futures	03/2026	1,242	139,647	(232)	0	(252)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	3,345	394,710	(6,690)	0	(1,254)

$(7,109)	$43	$(1,721)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund March Futures	03/2026	164	$(24,587)	$328	$44	$0
Euro-Oat March Futures	03/2026	218	(30,894)	286	74	0
Japan Government 10-Year Bond March Futures	03/2026	78	(65,934)	443	145	0
U.S. Treasury 5-Year Note March Futures	03/2026	625	(68,315)	234	73	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	5,097	(586,235)	4,031	956	0

$5,322	$1,292	$0

Total Futures Contracts	$(1,787)	$1,335	$(1,721)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.414%	$23,500	$(128)	$463	$335	$0	$(7)
Barclays PLC	1.000	Quarterly	12/20/2030	0.629	EUR	1,000	16	5	21	1	0
Glencore Finance	5.000	Quarterly	12/20/2029	0.621	1,600	338	(22)	316	0	0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.226	$800	3	0	3	0	0
T-Mobile USA, Inc.	5.000	Quarterly	06/20/2028	0.255	2,400	413	(138)	275	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.392	3,000	(9)	53	44	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.425	800	(2)	15	13	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.455	EUR	200	2	1	3	0	0

$633	$377	$1,010	$1	$(7)

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-44 5-Year Index	1.000%	Quarterly		06/20/2030		$32,400	$712	$25	$737	$0	$0
CDX.IG-45 5-Year Index	1.000	Quarterly		12/20/2030		382,210	8,517	254	8,771	6	0

							$9,229	$279	$9,508	$6	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	75,400	$(276)	$694	$418	$85	$0
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/18/2028	JPY	9,140,000	181	97	278	37	0
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028		$7,400	0	(27)	(27)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		14,900	0	(62)	(62)	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028		72,000	0	(315)	(315)	53	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	05/31/2028		134,400	0	(652)	(652)	99	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028		72,000	0	(375)	(375)	53	0
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	05/31/2028		71,700	0	(380)	(380)	53	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		5,100	0	(44)	(44)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		68,400	109	(783)	(674)	78	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		1,700	(3)	(19)	(22)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.800	Annual	02/28/2031		30,590	180	(522)	(342)	51	0
Receive	1-Day USD-SOFR Compounded-OIS	3.328	Annual	04/30/2031		16,300	0	232	232	28	0
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031		25,900	0	215	215	44	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031		48,400	5	710	715	84	0
Receive	1-Day USD-SOFR Compounded-OIS	1.441	Semi-Annual	07/21/2031		55,500	(189)	6,825	6,636	98	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		105,223	(105)	(944)	(1,049)	189	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		18,300	(66)	433	367	0	(36)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034		13,200	(56)	(43)	(99)	0	(27)
Pay	1-Day USD-SOFR Compounded-OIS	3.465	Annual	10/30/2034		10,200	(33)	(172)	(205)	0	(22)
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	11/01/2034		1,500	(5)	(24)	(29)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/15/2049		100	0	13	13	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.464	Annual	11/15/2049		300	0	34	34	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.527	Annual	11/15/2049		100	0	10	10	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/15/2051		23,200	(989)	10,059	9,070	59	0
Receive	1-Day USD-SOFR Compounded-OIS	2.330	Semi-Annual	10/25/2053		41,590	2,597	12,220	14,817	112	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	11/15/2053		200	(2)	31	29	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.975	Annual	11/15/2053		100	2	2	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.992	Annual	11/15/2053		1,400	0	(43)	(43)	0	(5)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.085	Annual	11/15/2053		396	1	6	7	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.809	Annual	02/15/2055		7,400	0	491	491	25	0
Pay(5)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033	AUD	76,600	(159)	(127)	(286)	0	(41)

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

Pay	6-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	1,200	(2)	39	37	0	(1)
Pay	6-Month EUR-EURIBOR	2.770	Annual	04/29/2034	4,400	(12)	68	56	0	(6)
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035	3,200	(8)	(83)	(91)	0	(4)
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036	12,100	(40)	(216)	(256)	0	(17)
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056	13,590	(183)	993	810	45	0
Pay	28-Day MXN-TIIE	7.720	Lunar	04/01/2030	MXN	19,000	0	4	4	1	0
Pay	28-Day MXN-TIIE	7.750	Lunar	04/01/2030	42,900	2	9	11	3	0
Pay	28-Day MXN-TIIE	7.790	Lunar	04/01/2030	37,900	0	13	13	2	0
Pay	28-Day MXN-TIIE	7.582	Lunar	04/02/2030	18,100	0	(2)	(2)	1	0
Pay	28-Day MXN-TIIE	7.748	Lunar	04/02/2030	24,800	0	6	6	1	0
Pay	28-Day MXN-TIIE	7.910	Lunar	03/29/2032	5,900	0	1	1	1	0
Pay	28-Day MXN-TIIE	8.100	Lunar	03/26/2035	4,500	0	0	0	0	0
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034	CAD	5,500	12	3	15	4	0

$961	$28,375	$29,336	$1,232	$(162)

Total Swap Agreements	$10,823	$29,031	$39,854	$1,239	$(169)

(m)

Securities with an aggregate market value of $60,651 and cash of $4,508 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	01/2026	$1,779	JPY	276,584	$0	$(12)
BOA	01/2026	INR	2,739	$30	0	0
01/2026	KRW	1,008,361	693	0	(6)
01/2026	PLN	5,700	1,558	0	(30)
01/2026	THB	13,960	431	0	(12)
01/2026	TWD	52,047	1,707	50	0
01/2026	$1,443	PLN	5,270	25	0
01/2026	239	TWD	7,529	1	0
01/2026	950	ZAR	15,835	5	0
02/2026	ILS	3,920	$1,230	0	(1)
03/2026	PEN	7,289	2,162	0	(1)
04/2026	$336	MXN	6,195	5	0
BPS	01/2026	AUD	15,273	$9,971	0	(222)
01/2026	CHF	434	551	3	0
01/2026	CNH	24,852	3,527	0	(39)
01/2026	GBP	1,240	1,677	5	0
01/2026	ILS	6,604	2,031	0	(43)
01/2026	INR	104,578	1,160	0	(3)
01/2026	JPY	377,600	2,444	31	0
01/2026	NZD	6,540	3,716	0	(50)
01/2026	PLN	10,883	2,980	0	(51)
01/2026	TWD	216,325	7,096	208	0
01/2026	$5,085	CNH	35,620	23	0
01/2026	299	IDR	4,995,297	1	0
01/2026	540	INR	48,784	1	0
01/2026	2,573	PLN	9,291	15	0
01/2026	9,849	TWD	309,000	15	(24)
01/2026	2,091	ZAR	34,868	11	0
01/2026	ZAR	14,462	$864	0	(8)
02/2026	$1,204	INR	108,514	0	0
02/2026	3,004	TWD	94,284	0	(6)
03/2026	TWD	25,031	$806	10	0
BRC	01/2026	EUR	1,652	1,918	0	(25)
01/2026	ILS	1,643	512	0	(4)
01/2026	$9,675	GBP	7,400	299	0
01/2026	879	PLN	3,202	13	0

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

	01/2026		948	TRY	42,820	33	0
	01/2026	ZAR	56,446		$3,259	0	(145)
	02/2026	ILS	1,625		505	0	(6)
	02/2026		$929	MXN	17,214	23	0
	02/2026		12,402	TRY	560,531	370	0
	03/2026		2,917	MXN	54,017	61	0
BSH	01/2026	JPY	569,206		$3,657	21	0
	02/2026	PEN	2,011		575	0	(22)
	05/2026		42,454		12,162	0	(405)
CBK	01/2026	AUD	14,283		9,479	0	(54)
	01/2026	CAD	23		16	0	0
	01/2026	EUR	9,987		11,692	0	(50)
	01/2026	NOK	4,490		440	0	(5)
	01/2026	NZD	2,147		1,239	3	0
	01/2026	PLN	28		8	0	0
	01/2026	TWD	263,911		8,683	280	0
	01/2026		$1,143	AUD	1,723	7	0
	01/2026		3,283	CNH	22,917	6	0
	01/2026		290	ILS	929	1	0
	01/2026		19,820	INR	1,771,277	15	(175)
	01/2026		9,491	NZD	16,399	0	(46)
	01/2026		350	PLN	1,256	0	0
	01/2026		1	THB	19	0	0
	01/2026		2,476	TWD	77,385	2	(13)
	01/2026		392	ZAR	6,668	10	0
	02/2026	ILS	3,077		$968	2	0
	02/2026		$75	TWD	2,347	0	0
	03/2026	TWD	27,205		$874	9	0
	04/2026	PEN	26,647		7,685	0	(213)
	05/2026		11,961		3,507	0	(33)
DUB	01/2026	ILS	2,719		845	0	(9)
	01/2026	KRW	1,271,431		869	0	(13)
	01/2026	NZD	537		310	1	0
	01/2026		$1,751	ILS	5,585	3	0
	01/2026		5,897	INR	525,126	0	(68)
	01/2026		3,124	KRW	4,589,595	59	0
	01/2026		859	ZAR	14,434	12	0
	01/2026	ZAR	100,592		$5,773	0	(292)
	02/2026	ILS	5,583		1,751	0	(3)
	02/2026		$101	TWD	3,169	0	0
FAR	01/2026	AUD	21,229		$13,789	0	(380)
	01/2026	CHF	508		634	0	(8)
	01/2026	CNH	12,388		1,760	0	(17)
	01/2026	NZD	5,602		3,210	0	(17)
	01/2026	PLN	1,402		381	0	(10)
	01/2026	SGD	20		16	0	0
	01/2026		$927	ILS	2,972	6	0
	01/2026		10,610	MXN	196,804	294	0
	01/2026		4,752	PLN	17,314	70	0
	01/2026		856	ZAR	14,365	10	0
	01/2026	ZAR	69,752		$4,056	0	(150)
	02/2026	ILS	2,971		927	0	(6)
	03/2026	PEN	18,140		5,350	0	(33)
GLM	01/2026	CHF	1,581		1,973	0	(26)
	01/2026	ILS	2,063		639	0	(9)
	01/2026		$2,396	CNH	16,891	28	0
	01/2026		4,919	PLN	17,970	86	0
	01/2026		465	THB	14,795	5	0
	01/2026	ZAR	51,867		$3,009	0	(119)
	02/2026		$28,307	BRL	155,849	0	(81)
	03/2026	BRL	171		$31	0	0
	03/2026		$1,376	MXN	25,529	34	0
	04/2026		2,841		52,389	40	0
JPM	01/2026	CNH	51,568		$7,322	0	(77)
	01/2026	ILS	19,765		6,072	0	(134)
	01/2026	INR	98,133		1,102	13	0
	01/2026	KRW	3,305,983		2,304	11	0
	01/2026	MXN	679		37	0	(1)
	01/2026	NZD	3,194		1,853	14	0
	01/2026	PLN	11,675		3,185	0	(67)
	01/2026		$2,864	CNH	20,119	23	0
	01/2026		2,422	INR	215,656	0	(28)
	01/2026		3,069	PLN	11,335	88	0
	01/2026	ZAR	19,012		$1,108	0	(39)
	02/2026		$2,304	KRW	3,301,644	0	(15)
	02/2026		1,267	MXN	23,501	32	0
	02/2026		0	TRY	16	0	0
	03/2026		1,850	MXN	33,916	22	0
	04/2026		1,059		19,508	14	0
MBC	01/2026	AUD	1,056		$698	0	(7)
	01/2026	CAD	53,868		38,274	0	(994)
	01/2026	CHF	661		832	0	(3)
	01/2026	EUR	63,873		74,191	0	(904)
	01/2026	GBP	911		1,224	0	(4)
	01/2026	JPY	475,999		3,065	24	0
	01/2026	NZD	2,108		1,218	4	0

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

01/2026	SGD	65,227	50,270	0	(506)
01/2026	TWD	189,460	6,252	220	0
01/2026	$1,062	CAD	1,461	3	0
01/2026	3,093	EUR	2,629	0	(2)
01/2026	383	INR	34,669	2	0
01/2026	1,336	JPY	207,911	0	(8)
01/2026	2,442	NZD	4,241	1	0
01/2026	886	PLN	3,249	19	0
01/2026	230	THB	7,436	7	0
01/2026	368	TWD	11,612	2	0
02/2026	0	MXN	4	0	0
03/2026	771	14,183	12	0
04/2026	849	15,670	13	0
MYI	01/2026	ILS	5	$2	0	0
01/2026	$10	JPY	1,529	0	0
02/2026	ILS	5,925	$1,840	0	(21)
03/2026	MXN	2,667	147	0	0
NGF	01/2026	KRW	2,084,222	1,424	0	(21)
01/2026	$2,097	KRW	3,078,559	38	0
01/2026	225	TRY	10,160	8	0
02/2026	10,834	492,309	308	0
SCX	01/2026	CHF	506	$632	0	(8)
01/2026	CNH	24,700	3,506	0	(39)
01/2026	INR	15,470	170	0	(2)
01/2026	JPY	548,846	3,526	20	0
01/2026	TWD	56,427	1,852	55	0
01/2026	$497	IDR	8,308,894	1	0
01/2026	355	INR	32,034	1	0
01/2026	1,221	TWD	38,191	0	(6)
02/2026	3,428	MXN	63,601	86	0
UAG	01/2026	CHF	2,106	$2,631	0	(30)
01/2026	$4,545	PLN	16,533	60	0
01/2026	ZAR	98,536	$5,666	0	(276)
02/2026	$1,702	MXN	31,534	40	0

Total Forward Foreign Currency Contracts	$3,353	$(6,137)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.622%	01/29/2026	1,100	$(3)	$(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.882	01/29/2026	1,100	(2)	(3)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.580	01/05/2026	3,000	(7)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.860	01/05/2026	3,000	(7)	(1)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.625	01/08/2026	8,300	(21)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.925	01/08/2026	8,300	(21)	(2)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.639	01/12/2026	3,900	(9)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.919	01/12/2026	3,900	(9)	(2)

Total Written Options	$(79)	$(11)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Equinix, Inc.	5.000%	Quarterly	06/20/2027	0.620%	$900	$126	$(68)	$58	$0
Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.706	500	(4)	3	0	(1)

Total Swap Agreements	$122	$(65)	$58	$(1)

(o)

Securities with an aggregate market value of $4,183 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Loan Participations and Assignments	$0	$11,773	$6,991	$18,764
Corporate Bonds & Notes
Banking & Finance	0	402,343	1,278	403,621
Industrials	0	389,781	5,092	394,873
Utilities	0	236,490	0	236,490
Municipal Bonds & Notes
California	0	11,448	0	11,448
Georgia	0	8,026	0	8,026
Illinois	0	5,650	0	5,650
Nevada	0	473	0	473
New Mexico	0	859	0	859
New York	0	3,950	0	3,950
Ohio	0	944	0	944
Pennsylvania	0	2,918	0	2,918
Texas	0	4,762	0	4,762
U.S. Government Agencies	0	501,211	0	501,211
U.S. Treasury Obligations	0	1,661,368	0	1,661,368
Non-Agency Mortgage-Backed Securities	0	87,551	24,158	111,709
Asset-Backed Securities
Automobile ABS Other	0	5,023	0	5,023
Automobile Sequential	0	11,931	0	11,931
Casino Services	0	0	2,363	2,363
CMBS Other	0	9,350	0	9,350
Credit Card Other	0	5,581	0	5,581
Home Equity Other	0	44,476	0	44,476
Whole Loan Collateral	0	3,243	0	3,243
Other ABS	0	115,747	3,000	118,747
Sovereign Issues	0	179,300	0	179,300
Preferred Securities
Banking & Finance	0	6,514	0	6,514
Short-Term Instruments
Mutual Funds	0	565	0	565
U.S. Treasury Bills	0	2,555	0	2,555

	$0	$3,713,832	$42,882	$3,756,714
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$10,024	$0	$0	$10,024

Total Investments	$10,024	$3,713,832	$42,882	$3,766,738

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(10,577)	$0	$(10,577)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	306	2,268	0	2,574
Over the counter	0	3,411	0	3,411

	$306	$5,679	$0	$5,985
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4)	(1,894)	0	(1,898)
Over the counter	0	(6,149)	0	(6,149)

	$(4)	$(8,043)	$0	$(8,047)

Total Financial Derivative Instruments	$302	$(2,364)	$0	$(2,062)

Totals	$10,326	$3,700,891	$42,882	$3,754,099

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2025:
Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2025 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$8,547	$411	$0	$3	$0	$399	$0	$(2,369)	$6,991	$418
Corporate Bonds & Notes
Banking & Finance	905	1,252	(900)	0	0	21	0	0	1,278	25
Industrials	0	5,000	0	0	0	92	0	0	5,092	92
Non-Agency Mortgage-Backed Securities	0	23,669	0	0	0	489	0	0	24,158	489
Asset-Backed Securities
Casino Services	2,277	0	(94)	0	(7)	187	0	0	2,363	169
Other ABS	8,975	3,000	(904)	0	59	713	0	(8.843)	3,000	0

Totals	$20,704	$33,332	$(1,898)	$3	$52	$1,901	$0	$(11,212)	$42,882	$1,193

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 12/31/2025	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$6,577	Discounted Cash Flow			Discount Rate			3.843 - 5.630	4.033
		414	Third Party Vendor			Broker Quote			100.250	—
Corporate Bonds & Notes
Banking & Finance		925	Discounted Cash Flow			Discount Rate			4.960	—
		353	Recent Transaction			Purchase price			100.000	—
Industrials		5,092	Discounted Cash Flow			Discount Rate			4.500 - 5.000	4.735
Non-Agency Mortgage-Backed Securities		24,158	Recent Transaction			Purchase Price			100.000	—
Asset-Backed Securities
Casino Services		2,363	Discounted Cash Flow			Discount Rate			6.115	—
Other ABS		3,000	Recent Transaction			Purchase price			100.000	—

Total		$42,882

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Long-Term Credit Bond Fund	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 105.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.9%
Alfa-Bank CJSC 6.330% - 8.066% due 10/21/2026 «~(l)		$863	$863
Altice France SA 8.891% - 5.966% (EUR003M + 6.875%) due 05/31/2031 ~	EUR	1,154	1,360
BCP V Modular Services Holdings IV Ltd. 6.444% - 7.831% (EUR003M + 4.425%) due 07/10/2031 ~		1,000	1,108
Databricks, Inc.
TBD% due 01/03/2031 ~µ		$322	328
TBD% due 01/05/2032 «µ		322	323
TBD% (TSFR1M + 4.500%) due 01/03/2031 ~		1,456	1,481
Dorchester LLC 4.349% - 9.672% (EUR003M + 2.300%) due 01/04/2027 «~(l)	EUR	1,400	1,645
JetBlue Airways Corp. 8.445% (TSFR3M + 4.750%) due 08/27/2029 ~		$3,950	3,801
Live Nation Entertainment, Inc. 5.734% - 9.340% (TSFR1M + 2.000%) due 10/21/2032 ~		3,100	3,108
Newfold Digital Holdings Grp Inc. 9.488% (TSFR3M + 5.750%) due 04/30/2029 ~		39	37
Oi SA TBD% - 19.000% due 12/30/2050 «~		1,480	15
Panama Government International Bonds 3.837% - 9.716% (EUR006M + 1.750%) due 03/05/2027 «~	EUR	12,000	14,131
Pantheon Senior Debt Secondaries III 6.026% - 8.831% due 03/26/2026 «~(l)		$1,100	1,100
Project Alpha Investindustrial 4.150% - 9.695% (EUR003M + 2.100%) due 02/27/2026 «~(l)	EUR	756	888
Project Hudson II 7.730% due 05/29/2026 «~		$1,600	1,615
Stonepeak Nile Parent LLC 6.162% - 8.445% (TSFR3M + 2.250%) due 04/09/2032 ~		1,300	1,302
Westmoreland Coal Co. 8.000% due 03/15/2029 «~		924	393

Total Loan Participations and Assignments (Cost $34,108)			33,498

CORPORATE BONDS & NOTES 62.4%
BANKING & FINANCE 21.9%
Aircastle Ltd. 5.950% due 02/15/2029		1,400	1,459
Alfa Bank AO Via Alfa Bond Issuance PLC 5.950% due 04/15/2030 ^«(c)(j)		1,200	72
American Assets Trust LP 6.150% due 10/01/2034		6,900	7,018
American Financial Group, Inc. 4.500% due 06/15/2047		7,700	6,486
American Homes 4 Rent LP
3.375% due 07/15/2051		2,000	1,355
3.625% due 04/15/2032		3,700	3,499
American Tower Corp.
2.950% due 01/15/2051		8,300	5,307
3.100% due 06/15/2050		10,900	7,170
3.700% due 10/15/2049		10,000	7,442
4.050% due 03/15/2032		7,800	7,595
Antares Holdings LP
3.750% due 07/15/2027		3,750	3,669
6.350% due 10/23/2029		6,500	6,638
7.950% due 08/11/2028		1,600	1,694
Aon North America, Inc. 5.750% due 03/01/2054		1,700	1,693
Apollo Debt Solutions BDC
6.700% due 07/29/2031		2,300	2,428
6.900% due 04/13/2029		1,200	1,260
Arch Capital Group Ltd. 3.635% due 06/30/2050		2,465	1,833
ARES Finance Co. II LLC 3.250% due 06/15/2030		1,100	1,044
ARES Finance Co. IV LLC 3.650% due 02/01/2052		1,900	1,330
ARES Management Corp. 5.600% due 10/11/2054		5,700	5,403

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

ARES Strategic Income Fund 6.200% due 03/21/2032		1,400	1,437
Assured Guaranty U.S. Holdings, Inc. 3.600% due 09/15/2051		1,200	848
Athene Global Funding
5.322% due 11/13/2031		1,500	1,522
5.526% due 07/11/2031		3,350	3,436
Aviation Capital Group LLC 6.750% due 10/25/2028		4,097	4,351
Avolon Holdings Funding Ltd.
4.700% due 01/30/2031		700	696
4.950% due 10/15/2032		6,500	6,442
5.375% due 05/30/2030		1,300	1,336
AXIS Specialty Finance LLC 3.900% due 07/15/2029		3,000	2,971
Banca Monte dei Paschi di Siena SpA 1.875% due 01/09/2026	EUR	2,120	2,491
Banco Bilbao Vizcaya Argentaria SA
7.750% due 01/14/2032 •(i)(j)		$2,300	2,470
7.883% due 11/15/2034 •		1,800	2,098
8.375% due 06/21/2028 •(i)(j)	EUR	2,000	2,583
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 4.375% due 04/11/2027		$200	200
Banco Santander SA 9.625% due 11/21/2028 •(i)(j)		1,000	1,109
Bank of America Corp.
2.572% due 10/20/2032 •		6,000	5,413
2.676% due 06/19/2041 •		19,400	14,323
2.972% due 07/21/2052 •		800	526
3.311% due 04/22/2042 •		12,200	9,630
4.083% due 03/20/2051 •		300	241
5.468% due 01/23/2035 •		6,800	7,086
5.511% due 01/24/2036 •		1,700	1,773
5.872% due 09/15/2034 •		8,500	9,074
Bank of America NA 6.000% due 10/15/2036		1,200	1,303
Barclays PLC
5.335% due 09/10/2035 •		1,000	1,017
5.851% due 03/21/2035 •	GBP	5,100	7,073
6.224% due 05/09/2034 •		$4,400	4,734
9.250% due 09/15/2028 •(i)(j)	GBP	1,000	1,456
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
5.875% due 09/13/2034 •(j)		$1,000	999
8.450% due 06/29/2038 •(j)		1,300	1,439
BGC Group, Inc.
6.150% due 04/02/2030		4,200	4,355
6.600% due 06/10/2029		500	522
8.000% due 05/25/2028		2,100	2,245
Blackstone Holdings Finance Co. LLC
2.800% due 09/30/2050		350	217
3.200% due 01/30/2052		10,000	6,728
3.500% due 09/10/2049		1,900	1,367
Blue Owl Finance LLC 4.375% due 02/15/2032		3,700	3,524
BNP Paribas SA 3.132% due 01/20/2033 •		3,200	2,920
BPCE SA
6.293% due 01/14/2036 •		1,100	1,175
7.003% due 10/19/2034 •		4,800	5,347
Broadstone Net Lease LLC 5.000% due 11/01/2032		800	803
Brookfield Capital Finance LLC 6.087% due 06/14/2033		1,200	1,286
Brookfield Finance LLC/Brookfield Finance, Inc. 3.450% due 04/15/2050		2,000	1,385
Brookfield Finance, Inc.
3.500% due 03/30/2051		8,700	6,055
3.625% due 02/15/2052		1,900	1,345
5.968% due 03/04/2054		7,075	7,159
Brown & Brown, Inc. 6.250% due 06/23/2055		3,100	3,228
CaixaBank SA 3.625% due 09/14/2028 •(i)(j)	EUR	1,400	1,597
Cantor Fitzgerald LP 7.200% due 12/12/2028		$3,000	3,190
Carlyle Finance LLC 5.650% due 09/15/2048		3,100	3,039
CBRE Services, Inc. 5.950% due 08/15/2034		3,100	3,319
CI Financial Corp.
4.100% due 06/15/2051		1,200	823
7.500% due 05/30/2029		3,200	3,405
Citadel Finance LLC 5.900% due 02/10/2030		2,200	2,247
Citadel LP 6.375% due 01/23/2032		3,700	3,929

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Commonwealth Bank of Australia 3.784% due 03/14/2032 (j)		1,800	1,717
Constellation Global Funding 4.850% due 10/22/2030		700	695
Cooperatieve Rabobank UA 4.375% due 06/29/2027 •(i)(j)	EUR	1,600	1,892
COPT Defense Properties LP 4.500% due 10/15/2030		$700	698
Corebridge Financial, Inc. 6.375% due 09/15/2054 •		4,000	4,033
CoStar Group, Inc. 2.800% due 07/15/2030		800	734
Credit Agricole SA 7.250% due 09/23/2028 •(i)(j)	EUR	6,100	7,684
Credit Opportunities Partners LLC
6.520% due 03/20/2028 «(l)		$900	911
6.740% due 03/20/2030 «(l)		1,000	1,019
Credit Suisse AG AT1 Claim		9,666	2,852
Crown Castle, Inc.
2.100% due 04/01/2031		5,800	5,122
5.200% due 09/01/2034		6,300	6,367
Dai-ichi Life Insurance Co. Ltd. 6.200% due 01/16/2035 •(i)		1,600	1,678
Deutsche Bank AG 3.729% due 01/14/2032 •		2,900	2,742
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		4,600	4,140
EPR Properties 3.750% due 08/15/2029		2,450	2,377
Equinix, Inc.
3.000% due 07/15/2050		3,200	2,051
3.400% due 02/15/2052		2,500	1,718
Equitable Holdings, Inc.
5.594% due 01/11/2033		1,000	1,044
6.700% due 03/28/2055 •		800	837
Erste Group Bank AG 4.250% due 10/15/2027 •(i)(j)	EUR	1,200	1,409
Essential Properties LP 5.400% due 12/01/2035		$1,000	1,002
Essex Portfolio LP 5.500% due 04/01/2034		1,200	1,246
Extra Space Storage LP 4.950% due 01/15/2033		400	405
Fairfax Financial Holdings Ltd.
6.000% due 12/07/2033		2,700	2,869
6.100% due 03/15/2055		3,500	3,527
6.350% due 03/22/2054		1,000	1,040
Farmers Insurance Exchange 4.747% due 11/01/2057 •		5,000	4,301
Fidelity National Financial, Inc. 3.200% due 09/17/2051		8,100	5,150
First American Financial Corp. 5.450% due 09/30/2034		1,800	1,801
FMR LLC 6.450% due 11/15/2039		4,500	4,986
Ford Motor Credit Co. LLC
3.815% due 11/02/2027		2,262	2,229
5.113% due 05/03/2029		268	268
5.850% due 05/17/2027		3,680	3,738
6.798% due 11/07/2028		970	1,018
7.350% due 11/04/2027		520	543
Franklin Resources, Inc. 2.950% due 08/12/2051		900	571
FS KKR Capital Corp.
3.125% due 10/12/2028		2,100	1,939
6.125% due 01/15/2030		1,900	1,871
7.875% due 01/15/2029		1,000	1,036
FTAI Aviation Investors LLC 7.875% due 12/01/2030		1,200	1,281
GA Global Funding Trust
5.200% due 12/09/2031		650	660
5.500% due 01/08/2029		3,700	3,805
5.900% due 01/13/2035		1,500	1,539
GGAM Finance Ltd. 8.000% due 02/15/2027		1,400	1,434
Global Atlantic Fin Co. 6.750% due 03/15/2054		6,100	6,237
GLP Capital LP/GLP Financing II, Inc.
4.000% due 01/15/2030		5,000	4,876
5.625% due 09/15/2034		4,500	4,569
5.750% due 11/01/2037		8,000	7,986
6.250% due 09/15/2054		1,500	1,493
Goldman Sachs Group, Inc.
2.615% due 04/22/2032 •		8,700	7,936
4.017% due 10/31/2038 •		5,100	4,588
5.016% due 10/23/2035 •		7,900	7,945

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

5.330% due 07/23/2035 •		6,700	6,886
Goodman U.S. Finance Five LLC 4.625% due 05/04/2032		2,000	1,976
Goodman U.S. Finance Four LLC 4.500% due 10/15/2037		3,600	3,366
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		3,700	3,665
HA Sustainable Infrastructure Capital, Inc.
6.375% due 07/01/2034		2,000	2,038
6.750% due 07/15/2035		3,100	3,246
Highwoods Realty LP 3.050% due 02/15/2030		2,600	2,424
HSBC Holdings PLC
5.133% due 11/06/2036 •		3,800	3,812
5.875% due 09/28/2026 •(i)(j)	GBP	5,178	7,004
Hudson Pacific Properties LP 5.950% due 02/15/2028		$800	789
Intesa Sanpaolo SpA
4.950% due 06/01/2042 •		1,750	1,494
7.750% due 01/11/2027 •(i)(j)	EUR	4,610	5,648
7.778% due 06/20/2054 •		$1,700	2,021
7.800% due 11/28/2053		3,000	3,669
Invitation Homes Operating Partnership LP
2.700% due 01/15/2034		3,500	2,993
4.875% due 02/01/2035		600	594
4.950% due 01/15/2033		1,400	1,421
Itau Unibanco Holding SA 6.000% due 02/27/2030		6,400	6,644
JAB Holdings BV
2.200% due 11/23/2030		585	521
3.750% due 05/28/2051		750	515
4.500% due 04/08/2052		2,100	1,642
Jefferies Financial Group, Inc. 6.500% due 01/20/2043		2,100	2,187
JPMorgan Chase & Co.
3.109% due 04/22/2051 •		6,300	4,292
3.328% due 04/22/2052 •		14,200	10,075
4.810% due 10/22/2036 •		1,000	993
5.294% due 07/22/2035 •		3,000	3,096
5.350% due 06/01/2034 •		7,100	7,379
5.502% due 01/24/2036 •		6,500	6,797
6.254% due 10/23/2034 •		3,200	3,519
8.750% due 09/01/2030		275	324
Kaisa Group Holdings Ltd. 5.000% due 11/30/2027		101	9
Kaisa Group Holdings Ltd. (5.250% Cash or 6.250% PIK) 5.250% due 12/28/2028 (b)		192	4
Kaisa Group Holdings Ltd. (5.500% Cash or 6.500% PIK) 5.500% due 12/28/2029 (b)		321	6
Kaisa Group Holdings Ltd. (5.750% Cash or 6.750% PIK) 5.750% due 12/28/2030 (b)		387	6
Kaisa Group Holdings Ltd. (6.000% Cash or 7.000% PIK) 6.000% due 12/28/2031 (b)		583	10
Kaisa Group Holdings Ltd. (6.250% Cash or 7.250% PIK) 6.250% due 12/28/2032 (b)		545	8
Kaisa Group Holdings Ltd. (6.721% Cash or 7.721% PIK) 6.721% due 12/28/2028 (b)		131	3
KBC Group NV 8.000% due 09/05/2028 •(i)(j)	EUR	1,000	1,294
Kilroy Realty LP
2.500% due 11/15/2032		$3,400	2,841
2.650% due 11/15/2033		1,000	821
5.875% due 10/15/2035		900	905
6.250% due 01/15/2036		1,600	1,655
KKR Group Finance Co. VIII LLC 3.500% due 08/25/2050		4,700	3,321
KKR Group Finance Co. XII LLC 4.850% due 05/17/2032		1,526	1,536
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.500% due 08/01/2030		600	614
Lazard Group LLC 6.000% due 03/15/2031		900	954
Legg Mason, Inc. 5.625% due 01/15/2044		1,400	1,404
Liberty Mutual Group, Inc. 3.951% due 10/15/2050		900	668
Lloyds Bank PLC 0.000% due 04/02/2032 þ		1,000	751
Lloyds Banking Group PLC
5.679% due 01/05/2035 •		5,600	5,898
7.875% due 06/27/2029 •(i)(j)	GBP	200	285
8.500% due 09/27/2027 •(i)(j)		1,000	1,414
Marex Group PLC 5.829% due 05/08/2028		$300	305
Marsh & McLennan Cos., Inc.
2.900% due 12/15/2051		1,300	828

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

4.350% due 01/30/2047		200	170
5.400% due 03/15/2055		5,300	5,106
Massachusetts Mutual Life Insurance Co.
5.077% due 02/15/2069 •		2,500	2,223
5.672% due 12/01/2052		2,000	1,933
Meiji Yasuda Life Insurance Co. 6.100% due 06/11/2055 •		3,300	3,425
Mercury General Corp. 4.400% due 03/15/2027		610	610
Mitsubishi UFJ Financial Group, Inc.
5.133% due 07/20/2033 •		2,800	2,877
5.188% due 09/12/2036 •		1,000	1,016
Mizuho Financial Group, Inc. 2.201% due 07/10/2031 •		3,200	2,916
Morgan Stanley
0.000% due 04/02/2032 þ(l)		11,300	8,289
2.943% due 01/21/2033 •		4,800	4,382
4.892% due 10/22/2036 •		4,500	4,462
5.320% due 07/19/2035 •		5,000	5,149
5.587% due 01/18/2036 •		2,100	2,195
5.831% due 04/19/2035 •		7,400	7,867
Nasdaq, Inc. 6.100% due 06/28/2063		800	840
National Health Investors, Inc. 5.350% due 02/01/2033		400	400
Nationwide Building Society 7.875% due 12/20/2031 •(i)(j)	GBP	1,000	1,426
Nationwide Mutual Insurance Co. 9.375% due 08/15/2039		$2,500	3,348
NatWest Group PLC
4.600% due 06/28/2031 •(i)(j)		1,300	1,210
5.125% due 05/12/2027 •(i)(j)	GBP	2,500	3,352
7.625% due 09/30/2035 •(i)(j)(n)		3,300	4,638
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.
4.500% due 03/15/2027		$400	401
4.875% due 04/15/2045		2,700	2,358
New Immo Holding SA 2.750% due 11/26/2026	EUR	2,200	2,579
Newmark Group, Inc. 7.500% due 01/12/2029		$3,000	3,221
Nippon Life Insurance Co. 6.250% due 09/13/2053 •		4,500	4,772
Nomura Holdings, Inc.
5.605% due 07/06/2029		6,500	6,766
7.000% due 07/15/2030 •(i)(j)		2,000	2,062
Nordea Bank Abp 3.750% due 03/01/2029 •(i)(j)		400	381
Northwestern Mutual Life Insurance Co. 6.170% due 05/29/2055		4,000	4,249
Omega Healthcare Investors, Inc. 4.750% due 01/15/2028		1,400	1,412
OneMain Finance Corp. 7.875% due 03/15/2030		2,500	2,645
Pacific Life Insurance Co.
5.950% due 09/15/2055		5,500	5,517
9.250% due 06/15/2039		8,800	11,979
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (e)		2,400	1,853
Penn Mutual Life Insurance Co. 7.625% due 06/15/2040		1,000	1,165
Phillips Edison Grocery Center Operating Partnership I LP 5.750% due 07/15/2034		1,600	1,678
Piedmont Operating Partnership LP 6.875% due 07/15/2029		3,190	3,390
Pine Street Trust III 6.223% due 05/15/2054		5,000	5,075
Progressive Corp. 4.125% due 04/15/2047		500	415
Protective Life Global Funding 5.432% due 01/14/2032		3,500	3,647
Regency Centers LP 4.650% due 03/15/2049		500	437
Rexford Industrial Realty LP 2.125% due 12/01/2030		1,800	1,612
RGA Global Funding
5.250% due 01/09/2030		1,800	1,862
5.500% due 01/11/2031		2,900	3,018
Royal Bank of Scotland International Ltd. 4.660% due 12/16/2028 «(l)		5,000	4,996
Santander U.K. Group Holdings PLC
2.896% due 03/15/2032 •		1,700	1,562
5.694% due 04/15/2031 •		2,500	2,608
SBA Tower Trust 2.328% due 07/15/2052		200	192
SBL Holdings, Inc. 7.200% due 10/30/2034		500	484

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Selective Insurance Group, Inc. 5.375% due 03/01/2049		1,700	1,575
Sixth Street Lending Partners 5.750% due 01/15/2030		1,600	1,622
Stifel Financial Corp. 4.000% due 05/15/2030		1,100	1,078
Store Capital LLC
2.750% due 11/18/2030		1,400	1,277
5.400% due 04/30/2030		800	816
Sumitomo Mitsui Financial Group, Inc.
5.558% due 07/09/2034		1,700	1,791
5.632% due 01/15/2035		1,000	1,060
Teachers Insurance & Annuity Association of America
4.270% due 05/15/2047		400	329
6.850% due 12/16/2039		371	426
Tesco Property Finance 3 PLC 5.744% due 04/13/2040	GBP	86	116
Tesco Property Finance 5 PLC 5.661% due 10/13/2041		45	61
Tesco Property Finance 6 PLC 5.411% due 07/13/2044		680	892
Trust 2401
6.390% due 01/15/2050		$596	575
6.950% due 01/30/2044		4,158	4,348
7.375% due 02/13/2034		712	791
Trust Fibra Uno
6.390% due 01/15/2050		304	288
6.950% due 01/30/2044		1,142	1,158
7.375% due 02/13/2034		288	316
UBS Group AG
3.179% due 02/11/2043 •		1,400	1,063
4.194% due 04/01/2031 •		600	594
4.875% due 02/12/2027 •(i)(j)		4,800	4,774
5.379% due 09/06/2045 •		1,000	982
5.959% due 01/12/2034 •		6,200	6,609
6.850% due 09/10/2029 •(i)(j)		3,500	3,593
7.000% due 02/05/2035 •(i)(j)		2,000	2,050
7.125% due 08/10/2034 •(i)(j)		3,000	3,076
UDR, Inc. 5.125% due 09/01/2034		1,500	1,521
UniCredit SpA
7.296% due 04/02/2034 •		1,400	1,502
7.500% due 06/03/2026 •(i)(j)	EUR	2,000	2,397
Unigel Netherlands Holding Corp. BV (15.000% Cash or 15.000% PIK) 15.000% due 12/31/2044 ^(b)(c)		$1,445	47
Unum Group 4.500% due 12/15/2049		3,100	2,507
VICI Properties LP
5.625% due 04/01/2035		1,000	1,022
5.625% due 05/15/2052		3,000	2,808
VICI Properties LP/VICI Note Co., Inc. 3.875% due 02/15/2029		2,800	2,749
Voya Financial, Inc.
4.700% due 01/23/2048 •		500	475
5.000% due 09/20/2034		600	597
5.700% due 07/15/2043		630	628
Wells Fargo & Co.
3.350% due 03/02/2033 •		6,600	6,162
4.611% due 04/25/2053 •		11,300	9,731
4.892% due 09/15/2036 •		1,500	1,496
5.211% due 12/03/2035 •		300	307
5.499% due 01/23/2035 •		5,000	5,220
5.557% due 07/25/2034 •		19,000	19,930
6.491% due 10/23/2034 •		2,200	2,437
Welltower OP LLC
5.125% due 03/15/2043		800	755
6.500% due 03/15/2041		925	1,034
Weyerhaeuser Co.
4.000% due 03/09/2052		5,000	3,884
7.375% due 03/15/2032		681	776
Willis North America, Inc. 3.875% due 09/15/2049		725	540

			777,816

INDUSTRIALS 25.9%
7-Eleven, Inc. 2.800% due 02/10/2051		1,000	610
AbbVie, Inc.
4.250% due 11/21/2049		21,000	17,308
4.400% due 11/06/2042		2,970	2,644
4.450% due 05/14/2046		7,000	6,093
4.700% due 05/14/2045		900	814
4.750% due 03/15/2045		3,000	2,735
4.850% due 06/15/2044		3,300	3,058

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Abu Dhabi Crude Oil Pipeline LLC 4.600% due 11/02/2047	1,400	1,303
Adani Electricity Mumbai Ltd. 3.949% due 02/12/2030	1,570	1,464
Adani Transmission Step-One Ltd. 4.250% due 05/21/2036	599	541
Adnoc Murban Rsc Ltd. 5.125% due 09/11/2054	2,000	1,883
Air Canada Pass-Through Trust 3.300% due 07/15/2031	1,219	1,167
Aker BP ASA 5.800% due 10/01/2054	5,000	4,551
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029	1,216	1,224
Alcon Finance Corp. 3.800% due 09/23/2049	2,200	1,689
Amazon.com, Inc.
2.700% due 06/03/2060	6,400	3,626
4.100% due 04/13/2062	1,200	928
American Airlines Pass-Through Trust
3.200% due 12/15/2029	1,695	1,659
3.375% due 11/01/2028	2,370	2,341
3.575% due 07/15/2029	572	566
3.650% due 08/15/2030	2,392	2,353
4.900% due 11/11/2039	900	896
Amgen, Inc.
3.375% due 02/21/2050	6,400	4,572
4.563% due 06/15/2048	2,610	2,234
4.663% due 06/15/2051	5,053	4,328
4.875% due 03/01/2053	5,400	4,757
5.650% due 03/02/2053	9,600	9,407
5.750% due 03/02/2063	4,800	4,687
Amrize Finance U.S. LLC 4.750% due 09/22/2046	1,421	1,255
AngloGold Ashanti Holdings PLC 3.750% due 10/01/2030	600	575
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.700% due 02/01/2036	6,100	6,040
4.900% due 02/01/2046	3,148	2,913
Anheuser-Busch InBev Worldwide, Inc.
4.439% due 10/06/2048	4,100	3,530
4.950% due 01/15/2042	5,600	5,359
Ashtead Capital, Inc. 5.800% due 04/15/2034	1,600	1,679
Bacardi Ltd. 5.300% due 05/15/2048	3,600	3,208
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050	300	214
Bayer U.S. Finance II LLC
4.400% due 07/15/2044	6,000	4,859
4.625% due 06/25/2038	2,600	2,382
4.875% due 06/25/2048	3,400	2,896
Bayer U.S. Finance LLC 6.875% due 11/21/2053	2,300	2,492
Becton Dickinson & Co. 5.110% due 02/08/2034	3,600	3,682
Beignet Investor LLC 6.581% due 05/30/2049	32,525	34,392
Berry Global, Inc. 5.650% due 01/15/2034	2,000	2,085
BMW U.S. Capital LLC 4.645% (SOFRINDX + 0.920%) due 03/21/2028 ~	5,000	5,025
Boeing Co.
3.625% due 02/01/2031	4,200	4,037
3.650% due 03/01/2047	700	512
3.950% due 08/01/2059	4,300	3,056
5.705% due 05/01/2040	4,700	4,802
5.805% due 05/01/2050	11,600	11,427
5.930% due 05/01/2060	12,460	12,234
7.008% due 05/01/2064	1,000	1,141
Booz Allen Hamilton, Inc. 5.950% due 04/15/2035	1,500	1,555
Bristol-Myers Squibb Co. 4.250% due 10/26/2049	630	515
British Airways Pass-Through Trust
3.300% due 06/15/2034	2,584	2,445
4.125% due 03/20/2033	1,470	1,426
Broadcom, Inc.
3.137% due 11/15/2035	1,728	1,489
3.419% due 04/15/2033	2,949	2,731
3.469% due 04/15/2034	5,300	4,834
3.500% due 02/15/2041	5,300	4,316
4.926% due 05/15/2037	5,843	5,770
Cameron LNG LLC 3.701% due 01/15/2039	2,600	2,223

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Canadian Pacific Railway Co.
3.500% due 05/01/2050	4,234	3,069
6.125% due 09/15/2115	6,470	6,459
Carnival Corp.
5.125% due 05/01/2029	600	607
5.750% due 03/15/2030	1,200	1,235
5.750% due 08/01/2032	900	925
CDW LLC/CDW Finance Corp.
3.569% due 12/01/2031	1,900	1,771
5.550% due 08/22/2034	1,000	1,020
Cellnex Finance Co. SA 3.875% due 07/07/2041	600	477
Centene Corp. 4.625% due 12/15/2029	1,900	1,844
CF Industries, Inc.
5.150% due 03/15/2034	3,200	3,216
5.375% due 03/15/2044	1,800	1,688
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500% due 06/01/2041	2,500	1,780
3.700% due 04/01/2051	11,000	6,951
3.850% due 04/01/2061	9,600	5,729
3.900% due 06/01/2052	3,400	2,197
3.950% due 06/30/2062	1,700	1,024
4.400% due 12/01/2061	2,374	1,554
4.800% due 03/01/2050	4,900	3,684
5.375% due 05/01/2047	5,100	4,204
Cheniere Corpus Christi Holdings LLC
2.742% due 12/31/2039	1,300	1,112
3.700% due 11/15/2029	6,500	6,352
Cheniere Energy Partners LP
3.250% due 01/31/2032	2,100	1,935
5.750% due 08/15/2034	2,900	3,029
Cheniere Energy, Inc. 5.650% due 04/15/2034	2,000	2,076
Choice Hotels International, Inc. 5.850% due 08/01/2034	800	816
Chord Energy Corp. 6.750% due 03/15/2033	300	310
Cigna Group
5.250% due 01/15/2036	2,200	2,241
5.600% due 02/15/2054	1,500	1,456
Cleveland Clinic Foundation 4.858% due 01/01/2114	45	38
Comcast Corp.
2.937% due 11/01/2056	12,149	6,834
5.500% due 05/15/2064	3,800	3,405
6.050% due 05/15/2055 (n)	900	890
CommonSpirit Health
4.975% due 09/01/2035	2,500	2,472
5.580% due 09/01/2045	800	783
5.662% due 09/01/2055	800	774
Constellation Brands, Inc.
4.500% due 05/09/2047	1,200	1,004
5.250% due 11/15/2048	3,500	3,241
Constellation Pharmaceutical, Inc. 5.550% due 07/01/2033 «(l)	1,248	1,297
CSL Finance PLC 4.625% due 04/27/2042	900	816
CVS Health Corp.
5.125% due 07/20/2045	7,400	6,699
5.300% due 12/05/2043	6,700	6,264
5.625% due 02/21/2053	3,500	3,289
6.000% due 06/01/2044	5,600	5,633
CVS Pass-Through Trust
7.507% due 01/10/2032	8,114	8,614
8.353% due 07/10/2031	173	189
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.750% due 10/20/2028	2,600	2,616
Devon Energy Corp. 5.750% due 09/15/2054	4,400	4,046
Diamondback Energy, Inc.
5.550% due 04/01/2035	1,400	1,440
5.750% due 04/18/2054	4,100	3,879
DT Midstream, Inc. 4.300% due 04/15/2032	2,900	2,805
Ecopetrol SA 7.375% due 09/18/2043 (n)	3,750	3,441
Elevance Health, Inc.
4.550% due 03/01/2048	1,400	1,195
4.650% due 01/15/2043	1,435	1,290
5.100% due 01/15/2044	500	473
5.125% due 02/15/2053	8,100	7,341
5.650% due 06/15/2054	2,500	2,443
5.850% due 11/01/2064	2,000	1,965
Eli Lilly & Co.
4.950% due 02/27/2063	3,100	2,798

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

5.100% due 02/09/2064	2,000	1,843
5.200% due 08/14/2064	2,600	2,458
Enbridge, Inc. 6.700% due 11/15/2053	4,400	4,834
Energy Transfer LP
5.000% due 05/15/2044	4,857	4,229
5.150% due 03/15/2045	11,100	9,822
5.350% due 05/15/2045	2,465	2,231
Eni SpA 5.950% due 05/15/2054	2,747	2,727
Entergy Louisiana LLC
4.200% due 09/01/2048	5,000	4,045
4.200% due 04/01/2050	4,200	3,373
Enterprise Products Operating LLC
4.450% due 02/15/2043	5,697	5,016
4.850% due 03/15/2044	3,579	3,270
4.950% due 10/15/2054	830	739
5.200% due 01/15/2036	6,600	6,723
5.550% due 02/16/2055	6,700	6,498
7.099% (TSFR3M + 3.248%) due 08/16/2077 ~	1,450	1,450
EQT Corp. 5.750% due 02/01/2034	1,600	1,672
Essent Group Ltd. 6.250% due 07/01/2029	1,000	1,044
Ferguson Enterprises, Inc. 5.000% due 10/03/2034	1,800	1,817
Ferguson Finance PLC 3.250% due 06/02/2030	700	669
Fiserv, Inc. 4.400% due 07/01/2049	1,355	1,065
Flex Intermediate Holdco LLC 3.363% due 06/30/2031	7,300	6,728
Gartner, Inc. 5.600% due 11/20/2035	2,000	1,996
GATX Corp. 4.500% due 03/30/2045	1,038	872
Global Payments, Inc.
4.150% due 08/15/2049	3,700	2,764
5.550% due 11/15/2035	2,400	2,386
Greensaif Pipelines Bidco SARL
6.103% due 08/23/2042	3,200	3,339
6.510% due 02/23/2042	1,900	2,077
Harbour Energy PLC 6.327% due 04/01/2035	3,500	3,546
HCA, Inc.
3.500% due 07/15/2051	4,900	3,334
4.375% due 03/15/2042	2,040	1,748
4.625% due 03/15/2052	3,100	2,533
5.125% due 06/15/2039	2,400	2,320
5.250% due 06/15/2049	2,600	2,352
5.900% due 06/01/2053	800	784
5.950% due 09/15/2054	1,400	1,386
Hoag Memorial Hospital Presbyterian 3.803% due 07/15/2052	1,100	838
Hyatt Hotels Corp. 5.375% due 12/15/2031	800	824
Hyundai Capital America 5.400% due 06/23/2032	4,700	4,874
Imperial Brands Finance PLC 6.125% due 07/27/2027	1,500	1,545
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050	1,700	1,236
Intel Corp.
3.200% due 08/12/2061	3,000	1,714
5.700% due 02/10/2053	7,000	6,524
IRB Infrastructure Developers Ltd. 7.110% due 03/11/2032	1,600	1,653
JetBlue Airways Corp./JetBlue Loyalty LP 9.875% due 09/20/2031 (n)	1,600	1,613
JetBlue Pass-Through Trust 2.750% due 11/15/2033	1,007	906
Johnson Controls, Inc. 4.950% due 07/02/2064	20	16
Kinder Morgan, Inc.
5.550% due 06/01/2045	4,000	3,875
6.950% due 06/01/2028	3,795	4,035
7.420% due 02/15/2037	2,980	3,462
8.050% due 10/15/2030	3,825	4,422
Kraft Heinz Foods Co. 4.875% due 10/01/2049	1,200	1,033
L3Harris Technologies, Inc. 5.500% due 08/15/2054	1,800	1,766
Las Vegas Sands Corp.
3.500% due 08/18/2026	6,800	6,772
3.900% due 08/08/2029	5,800	5,667
6.200% due 08/15/2034	4,500	4,743

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Lockheed Martin Corp. 4.300% due 06/15/2062		5,000	3,949
Marathon Petroleum Corp. 6.500% due 03/01/2041		1,800	1,918
Marriott International, Inc. 5.250% due 10/15/2035		400	406
Mars, Inc.
5.700% due 05/01/2055		1,900	1,894
5.800% due 05/01/2065		2,100	2,111
Marvell Technology, Inc. 2.950% due 04/15/2031		4,000	3,707
Meta Platforms, Inc.
5.400% due 08/15/2054		9,100	8,473
5.550% due 08/15/2064		1,000	928
Micron Technology, Inc. 3.477% due 11/01/2051		7,300	5,146
Moody's Corp. 3.100% due 11/29/2061		4,000	2,485
MPLX LP
4.900% due 04/15/2058		1,900	1,564
4.950% due 03/14/2052		700	589
5.200% due 03/01/2047		900	805
5.950% due 04/01/2055		6,600	6,372
MSCI, Inc. 3.625% due 11/01/2031		1,800	1,691
National Football League
5.250% due 10/05/2034 «(l)		4,900	4,997
5.420% due 10/05/2037 «(l)		1,800	1,820
NetApp, Inc. 5.700% due 03/17/2035		1,600	1,679
New York & Presbyterian Hospital 4.063% due 08/01/2056		45	35
Newfold Digital Holdings Group, Inc. 11.750% due 04/30/2029		776	717
Northern Natural Gas Co. 4.300% due 01/15/2049		5,000	4,026
Northwell Healthcare, Inc.
3.809% due 11/01/2049		2,500	1,842
4.260% due 11/01/2047		30	25
NTT Finance Corp. 5.171% due 07/16/2032		2,000	2,053
Occidental Petroleum Corp. 4.400% due 04/15/2046		3,900	3,101
ONEOK Partners LP 6.125% due 02/01/2041		1,475	1,514
Oracle Corp.
3.650% due 03/25/2041		5,700	4,162
3.850% due 04/01/2060		6,615	4,046
3.950% due 03/25/2051		15,900	10,472
4.100% due 03/25/2061		6,400	4,128
5.500% due 09/27/2064		6,000	4,794
5.875% due 09/26/2045		6,100	5,512
5.950% due 09/26/2055 (n)		600	532
6.100% due 09/26/2065		4,100	3,619
Petroleos Mexicanos
6.700% due 02/16/2032		900	898
6.840% due 01/23/2030		4,000	4,065
Philip Morris International, Inc.
3.875% due 08/21/2042		2,600	2,151
4.625% due 10/29/2035		2,000	1,958
Quanta Services, Inc. 3.050% due 10/01/2041		4,000	2,976
Rogers Communications, Inc.
3.800% due 03/15/2032		5,400	5,090
4.550% due 03/15/2052		1,800	1,434
Rolls-Royce PLC 5.750% due 10/15/2027	GBP	100	138
Royal Caribbean Cruises Ltd.
5.375% due 01/15/2036		$200	201
5.500% due 04/01/2028		2,000	2,037
5.625% due 09/30/2031		1,200	1,227
6.000% due 02/01/2033		1,100	1,131
Royalty Pharma PLC 3.550% due 09/02/2050		4,300	2,972
RTX Corp.
4.050% due 05/04/2047		2,705	2,193
4.350% due 04/15/2047		700	594
4.450% due 11/16/2038		800	753
6.100% due 03/15/2034		1,800	1,970
6.400% due 03/15/2054		1,600	1,762
Sabine Pass Liquefaction LLC 4.500% due 05/15/2030		3,600	3,616
Santos Finance Ltd.
3.649% due 04/29/2031		4,500	4,220
5.750% due 11/13/2035		1,200	1,194
6.875% due 09/19/2033		2,500	2,740

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Saudi Arabian Oil Co.
3.500% due 11/24/2070		5,000	3,167
5.875% due 07/17/2064		1,200	1,167
Seadrill Finance Ltd. 8.375% due 08/01/2030		400	416
Snam SpA 6.500% due 05/28/2055		3,000	3,227
South Bow USA Infrastructure Holdings LLC 6.176% due 10/01/2054		2,000	1,923
Southern Co.
3.750% due 09/15/2051 •		5,000	4,948
4.250% due 07/01/2036		1,000	938
Southern Natural Gas Co. LLC 7.350% due 02/15/2031		1,400	1,550
Spectra Energy Partners LP 4.500% due 03/15/2045		1,675	1,417
Spirit AeroSystems, Inc. 4.600% due 06/15/2028		8,800	8,817
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029		747	717
Stryker Corp.
4.625% due 03/15/2046		2,200	1,966
5.200% due 02/10/2035		2,800	2,876
Sutter Health 3.161% due 08/15/2040		350	277
Synopsys, Inc. 5.700% due 04/01/2055		6,800	6,753
T-Mobile USA, Inc.
2.700% due 03/15/2032		1,100	989
3.300% due 02/15/2051		4,700	3,145
3.400% due 10/15/2052		10,900	7,335
3.500% due 04/15/2031		200	191
3.600% due 11/15/2060		11,300	7,513
3.875% due 04/15/2030		2,495	2,454
5.650% due 01/15/2053		4,200	4,066
Tapestry, Inc. 5.500% due 03/11/2035		2,000	2,046
Targa Resources Corp.
4.950% due 04/15/2052		500	428
5.500% due 02/15/2035		1,500	1,537
TD SYNNEX Corp. 2.650% due 08/09/2031		1,500	1,351
Telefonica Emisiones SA 4.895% due 03/06/2048		3,500	2,951
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		2,100	1,982
8.375% due 06/15/2032		1,275	1,506
Thames Water Super Senior Issuer PLC 9.750% due 10/10/2027	GBP	351	545
Time Warner Cable LLC
4.500% due 09/15/2042		$820	633
5.250% due 07/15/2042	GBP	800	908
5.500% due 09/01/2041		$6,225	5,474
5.875% due 11/15/2040		4,520	4,186
6.750% due 06/15/2039		3,500	3,544
7.300% due 07/01/2038		5,000	5,360
TopBuild Corp. 4.125% due 02/15/2032		1,600	1,521
TotalEnergies Capital SA 5.638% due 04/05/2064		1,500	1,450
Transcontinental Gas Pipe Line Co. LLC
4.600% due 03/15/2048		4,440	3,876
5.400% due 08/15/2041		1,400	1,385
Trustees of the University of Pennsylvania 4.674% due 09/01/2112		700	576
Unigel Luxembourg SA (11.000% Cash or 12.000% PIK) 11.000% due 12/31/2028 ^(b)(c)		1,778	124
Unigel Luxembourg SA (13.500% Cash or 15.000% PIK) 13.500% due 12/31/2027 ^(b)(c)		817	168
United Airlines Pass-Through Trust
2.700% due 11/01/2033		4,973	4,576
3.100% due 01/07/2030		347	338
3.450% due 01/07/2030		2,832	2,763
4.000% due 10/11/2027		343	343
4.150% due 02/25/2033		1,586	1,561
4.550% due 02/25/2033		2,800	2,729
5.450% due 08/15/2038		966	996
5.875% due 04/15/2029		1,224	1,256
UnitedHealth Group, Inc.
3.875% due 08/15/2059		7,100	5,104
5.050% due 04/15/2053		15,400	13,900
5.200% due 04/15/2063		8,800	7,886
6.050% due 02/15/2063		300	308
University of Southern California 5.250% due 10/01/2111		40	37

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

UPMC 5.035% due 05/15/2033		1,100	1,124
Vale Overseas Ltd. 6.400% due 06/28/2054		3,500	3,575
Var Energi ASA 8.000% due 11/15/2032		1,200	1,375
Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		2,570	2,411
3.875% due 11/01/2033		5,500	4,719
4.125% due 08/15/2031		1,200	1,093
6.250% due 01/15/2030		2,500	2,533
Venture Global LNG, Inc. 7.000% due 01/15/2030		4,900	4,719
Venture Global Plaquemines LNG LLC 7.750% due 05/01/2035		600	657
Viking Cruises Ltd. 5.875% due 10/15/2033		600	610
Viper Energy Partners LLC 5.700% due 08/01/2035		1,400	1,430
Virgin Media Secured Finance PLC 4.250% due 01/15/2030	GBP	2,100	2,608
Vmed O2 U.K. Financing I PLC 5.625% due 04/15/2032	EUR	5,800	6,876
VMware LLC
2.200% due 08/15/2031		$5,900	5,245
4.700% due 05/15/2030		2,100	2,134
Volkswagen Group of America Finance LLC 5.050% due 03/27/2028		3,000	3,047
Warnermedia Holdings, Inc. 5.141% due 03/15/2052		741	490
Waste Connections, Inc. 4.200% due 01/15/2033		2,200	2,159
Weatherford International Ltd. 6.750% due 10/15/2033		600	615
West Virginia United Health System Obligated Group 3.129% due 06/01/2050		800	505
Western Midstream Operating LP 5.300% due 03/01/2048		2,900	2,503
Williams Cos., Inc.
3.500% due 10/15/2051		3,500	2,444
5.800% due 11/15/2054		2,400	2,374
Woodside Finance Ltd.
3.700% due 09/15/2026		1,300	1,296
5.700% due 09/12/2054		6,000	5,651
6.000% due 05/19/2035		1,000	1,042
Workday, Inc. 3.800% due 04/01/2032		4,500	4,307
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 6.250% due 03/15/2033		1,500	1,535
Yellowstone Energy LP 5.750% due 12/31/2026		365	361
Zimmer Biomet Holdings, Inc.
4.250% due 08/15/2035		205	191
4.450% due 08/15/2045		2,397	2,099

			921,840

UTILITIES 14.6%
AEP Texas, Inc. 4.150% due 05/01/2049		1,600	1,237
AES Corp.
6.950% due 07/15/2055 •		700	694
7.600% due 01/15/2055 •		3,475	3,541
Alabama Power Co. 3.450% due 10/01/2049		2,100	1,496
Ameren Illinois Co. 3.250% due 03/15/2050		1,000	690
Anglian Water Services Financing PLC 6.000% due 06/20/2039	GBP	400	528
Appalachian Power Co. 4.500% due 08/01/2032		$2,600	2,579
Arizona Public Service Co.
3.350% due 05/15/2050		1,500	1,035
3.500% due 12/01/2049		1,400	983
4.500% due 04/01/2042		700	618
AT&T, Inc.
3.550% due 09/15/2055		8,889	5,923
3.650% due 06/01/2051		1,200	844
3.650% due 09/15/2059		32,908	21,719
3.800% due 12/01/2057		24,217	16,670
4.300% due 12/15/2042		2,700	2,286
5.700% due 11/01/2054		4,100	3,935
Basin Electric Power Cooperative 5.850% due 10/15/2055		1,500	1,471
Berkshire Hathaway Energy Co. 4.600% due 05/01/2053		1,000	843

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Black Hills Corp. 6.000% due 01/15/2035	2,050	2,189
Brooklyn Union Gas Co. 4.487% due 03/04/2049	1,200	975
CenterPoint Energy Houston Electric LLC 3.350% due 04/01/2051	2,500	1,766
Columbia Pipelines Operating Co. LLC
6.497% due 08/15/2043	1,500	1,592
6.544% due 11/15/2053	2,000	2,140
6.714% due 08/15/2063	1,200	1,301
Comision Federal de Electricidad 5.750% due 02/14/2042	55	52
Commonwealth Edison Co. 4.000% due 03/01/2048	700	558
Consolidated Edison Co. of New York, Inc.
3.600% due 06/15/2061	9,880	6,761
3.700% due 11/15/2059	1,700	1,193
4.500% due 05/15/2058	5,800	4,763
4.650% due 12/01/2048	3,000	2,607
Constellation Energy Generation LLC
5.600% due 06/15/2042	2,195	2,205
5.750% due 03/15/2054	2,000	1,986
5.800% due 03/01/2033	3,800	4,058
Consumers Energy Co.
4.050% due 05/15/2048	2,500	2,021
4.200% due 09/01/2052	3,100	2,492
DTE Electric Co.
4.050% due 05/15/2048	1,600	1,304
5.400% due 04/01/2053	3,000	2,927
Duke Energy Carolinas LLC
3.950% due 03/15/2048	6,000	4,771
5.350% due 01/15/2053	6,800	6,550
5.400% due 01/15/2054	9,200	8,955
Duke Energy Corp.
3.300% due 06/15/2041	1,900	1,469
3.500% due 06/15/2051	11,400	7,907
3.950% due 08/15/2047	2,300	1,774
Duke Energy Ohio, Inc. 5.650% due 04/01/2053	1,300	1,291
Duke Energy Progress LLC
2.900% due 08/15/2051	1,100	695
3.600% due 09/15/2047	900	672
Duquesne Light Holdings, Inc. 2.532% due 10/01/2030	700	636
Electricite de France SA
4.875% due 09/21/2038	2,300	2,148
4.950% due 10/13/2045	2,150	1,904
6.000% due 04/22/2064	8,100	7,982
6.900% due 05/23/2053	1,400	1,544
Emera U.S. Finance LP 4.750% due 06/15/2046	2,100	1,794
Empresa Electrica Cochrane SpA 5.500% due 05/14/2027	928	922
Enel Finance America LLC 2.875% due 07/12/2041	9,750	7,051
Enel Finance International NV
4.750% due 05/25/2047	1,500	1,300
5.500% due 06/26/2034	2,900	3,009
Entergy Corp.
3.750% due 06/15/2050	4,000	2,910
7.125% due 12/01/2054 •	1,000	1,051
Entergy Texas, Inc. 5.550% due 09/15/2054	2,000	1,944
Evergy, Inc. 6.650% due 06/01/2055 •	1,000	1,027
Eversource Energy 4.450% due 12/15/2030	1,100	1,094
FirstEnergy Corp. 4.850% due 07/15/2047	2,200	1,939
FirstEnergy Transmission LLC 5.450% due 07/15/2044	6,330	6,121
FORESEA Holding SA 7.500% due 06/15/2030	659	650
Georgia Power Co. 4.750% due 09/01/2040	1,000	951
Indiana Michigan Power Co. 4.550% due 03/15/2046	400	347
Interstate Power & Light Co. 5.450% due 09/30/2054	2,600	2,473
IPALCO Enterprises, Inc. 4.250% due 05/01/2030	1,600	1,566
ITC Holdings Corp. 5.400% due 06/01/2033	2,300	2,376
Kentucky Utilities Co. 4.375% due 10/01/2045	2,300	1,948

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

KeySpan Gas East Corp. 3.586% due 01/18/2052	3,000	2,010
Liberty Utilities Co. 5.869% due 01/31/2034	2,000	2,105
MidAmerican Energy Co.
3.650% due 08/01/2048	3,575	2,681
4.250% due 05/01/2046	3,450	2,892
4.250% due 07/15/2049	14,325	11,770
5.500% due 11/15/2056	4,000	3,932
5.850% due 09/15/2054	2,100	2,170
Mississippi Power Co. 4.250% due 03/15/2042	1,700	1,462
Monongahela Power Co. 5.400% due 12/15/2043	4,224	4,130
Nevada Power Co. 3.125% due 08/01/2050	5,300	3,472
New England Power Co. 3.800% due 12/05/2047	3,300	2,534
New York State Electric & Gas Corp. 3.300% due 09/15/2049	900	612
Niagara Mohawk Power Corp.
2.759% due 01/10/2032	2,500	2,244
5.783% due 09/16/2052	1,050	1,044
NiSource, Inc.
3.950% due 03/30/2048	1,245	975
4.375% due 05/15/2047	1,800	1,498
5.800% due 02/01/2042	300	303
Northern States Power Co. 5.100% due 05/15/2053	11,600	10,811
NSTAR Electric Co. 4.950% due 09/15/2052	1,300	1,174
Oglethorpe Power Corp.
4.500% due 04/01/2047	1,000	840
6.200% due 12/01/2053	2,700	2,782
Ohio Power Co. 2.900% due 10/01/2051	2,700	1,670
ONEOK, Inc.
5.050% due 04/01/2045	2,200	1,932
5.200% due 07/15/2048	6,562	5,920
5.850% due 11/01/2064	17,000	15,969
6.250% due 10/15/2055	1,900	1,905
Pacific Gas & Electric Co.
2.500% due 02/01/2031	2,400	2,163
3.250% due 06/01/2031	1,500	1,398
3.300% due 08/01/2040	2,700	2,051
3.500% due 08/01/2050	7,850	5,304
3.750% due 07/01/2028	2,400	2,371
3.950% due 12/01/2047	4,800	3,587
4.300% due 03/15/2045	1,600	1,275
4.500% due 07/01/2040	4,200	3,663
4.500% due 12/15/2041	2,900	2,420
4.550% due 07/01/2030	5,700	5,678
4.750% due 02/15/2044	1,200	1,018
4.950% due 07/01/2050	4,200	3,555
5.250% due 03/01/2052	2,700	2,357
6.000% due 08/15/2035	1,500	1,578
6.100% due 10/15/2055	1,300	1,277
6.700% due 04/01/2053	5,500	5,812
PacifiCorp
2.900% due 06/15/2052	3,300	1,935
4.150% due 02/15/2050	200	149
5.350% due 12/01/2053	3,500	3,077
5.450% due 02/15/2034	2,800	2,842
5.800% due 01/15/2055	3,300	3,082
7.375% due 09/15/2055 •	2,600	2,652
PECO Energy Co. 4.375% due 08/15/2052	5,700	4,722
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.000% due 06/30/2050	4,000	2,971
Petrobras Global Finance BV 6.250% due 01/10/2036	8,700	8,547
PG&E Corp. 7.375% due 03/15/2055 •	2,500	2,605
Piedmont Natural Gas Co., Inc.
3.350% due 06/01/2050	2,900	2,001
3.640% due 11/01/2046	1,000	749
5.400% due 06/15/2033	700	729
Plains All American Pipeline LP/PAA Finance Corp. 4.700% due 06/15/2044	2,400	2,044
Public Service Co. of Colorado 5.850% due 05/15/2055	2,400	2,434
Puget Energy, Inc. 4.100% due 06/15/2030	500	490
RWE Finance U.S. LLC 5.125% due 09/18/2035	2,600	2,586

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

San Diego Gas & Electric Co.
3.700% due 03/15/2052		2,200	1,598
3.750% due 06/01/2047		1,895	1,452
4.100% due 06/15/2049		1,578	1,255
4.150% due 05/15/2048		2,795	2,259
4.500% due 08/15/2040		4,050	3,699
Sempra
3.800% due 02/01/2038		1,800	1,548
4.000% due 02/01/2048		925	707
6.000% due 10/15/2039		3,635	3,796
6.375% due 04/01/2056 •		2,600	2,658
Southern California Edison Co.
2.950% due 02/01/2051		900	550
3.600% due 02/01/2045		1,400	1,012
3.900% due 12/01/2041		3,800	2,991
3.900% due 03/15/2043		8,500	6,565
4.000% due 04/01/2047		8,938	6,712
4.050% due 03/15/2042		2,000	1,598
4.125% due 03/01/2048		1,800	1,372
4.650% due 10/01/2043		2,950	2,515
4.875% due 03/01/2049		1,100	925
5.450% due 06/01/2052		3,100	2,798
5.625% due 02/01/2036		2,879	2,914
5.900% due 03/01/2055		2,200	2,127
5.950% due 02/01/2038		1,500	1,536
6.050% due 03/15/2039		4,500	4,612
6.200% due 09/15/2055		2,600	2,621
Southern California Gas Co.
3.750% due 09/15/2042		1,600	1,284
3.950% due 02/15/2050		3,500	2,698
5.125% due 11/15/2040		300	296
Southern Power Co. 5.250% due 07/15/2043		500	479
Southwestern Electric Power Co.
3.250% due 11/01/2051		6,760	4,471
6.200% due 03/15/2040		8,200	8,739
Southwestern Public Service Co.
3.750% due 06/15/2049		1,600	1,186
6.000% due 06/01/2054		5,850	6,003
SW Finance I PLC 7.000% due 04/16/2040	GBP	2,300	3,119
System Energy Resources, Inc. 5.300% due 12/15/2034		$1,200	1,214
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.000% due 01/15/2032		4,575	4,367
Union Electric Co.
5.125% due 03/15/2055		1,800	1,653
5.250% due 01/15/2054		5,000	4,691
5.450% due 03/15/2053		2,800	2,701
Verizon Communications, Inc.
2.850% due 09/03/2041		6,000	4,328
2.987% due 10/30/2056		3,887	2,315
3.000% due 11/20/2060		21,700	12,705
5.875% due 11/30/2055		3,000	2,966
6.000% due 11/30/2065		1,100	1,087
Virginia Electric & Power Co. 2.950% due 11/15/2051		9,900	6,258
Vistra Operations Co. LLC 5.700% due 12/30/2034		300	310
Vodafone Group PLC
5.125% due 06/04/2081 •		3,900	3,063
5.875% due 06/28/2064		6,600	6,417

			518,882

Total Corporate Bonds & Notes (Cost $2,449,235)			2,218,538

CONVERTIBLE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
Kaisa Group Holdings Ltd.
0.000% due 12/31/2026 (e)		114	2
0.000% due 12/31/2027 (e)		142	1
0.000% due 12/31/2028 (e)		228	2
0.000% due 12/31/2029 (e)		228	1
0.000% due 12/31/2030 (e)		285	1
0.000% due 12/31/2031 (e)		285	1
0.000% due 12/31/2032 (e)		535	5
Sunac China Holdings Ltd.
0.000% due 06/23/2026 «(e)		1,343	215
0.000% due 06/23/2028 «(e)		160	34

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Total Convertible Bonds & Notes (Cost $370)		262

MUNICIPAL BONDS & NOTES 1.5%
CALIFORNIA 0.2%
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010 6.486% due 05/15/2049	2,300	2,405
California State Public Works Board Revenue Bonds, (BABs), Series 2010 7.804% due 03/01/2035	2,600	2,906
California State University Revenue Bonds, (BABs), Series 2010 6.484% due 11/01/2041	700	750
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 4.214% due 06/01/2050	600	439
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112	440	366
University of California Revenue Bonds, Series 2015 4.767% due 05/15/2115	835	680

		7,546

GEORGIA 0.3%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.655% due 04/01/2057	9,420	10,277

ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2009 6.050% due 01/01/2029	250	254
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009 6.832% due 02/01/2035	775	816

		1,070

INDIANA 0.0%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009 6.596% due 02/01/2039	800	891

OHIO 0.3%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs),Series 2010 6.270% due 02/15/2050	4,520	4,673
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.834% due 02/15/2041	4,990	5,891
8.084% due 02/15/2050	1,000	1,259

		11,823

PENNSYLVANIA 0.4%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039	11,500	12,595

TEXAS 0.3%
Dallas Convention Center Hotel Development Corp. Texas Revenue Bonds, (BABs), Series 2009 7.088% due 01/01/2042	4,000	4,442
Texas Natural Gas Securitization Finance Corp. Revenue Bonds, Series 2023 5.169% due 04/01/2041	5,400	5,513
University of Texas System Revenue Bonds, Series 2017 3.354% due 08/15/2047	45	34

		9,989

WASHINGTON 0.0%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010 6.790% due 07/01/2040	930	999

Total Municipal Bonds & Notes (Cost $54,564)		55,190

U.S. GOVERNMENT AGENCIES 7.7%
Federal Home Loan Mortgage Corp. 5.500% due 08/01/2054 - 01/01/2055	15,345	15,573
Government National Mortgage Association, TBA
4.000% due 01/01/2056 - 02/01/2056	65,300	61,675
4.500% due 02/01/2056	2,300	2,239
5.000% due 01/01/2056	15,300	15,267
6.000% due 02/01/2056	5,900	6,009
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2056	20	18
4.000% due 02/01/2056	95,290	90,338

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

5.000% due 02/01/2056	84,800	84,492

Total U.S. Government Agencies (Cost $274,616)		275,611

U.S. TREASURY OBLIGATIONS 22.5%
U.S. Treasury Bonds
1.875% due 02/15/2051	46,200	25,831
1.875% due 11/15/2051 (p)(r)	39,900	22,068
2.250% due 02/15/2052	25,700	15,602
2.500% due 02/15/2045 (p)(r)	38,400	27,207
2.750% due 08/15/2047 (p)(r)	25,300	18,084
2.750% due 11/15/2047 (p)	5,200	3,706
2.875% due 05/15/2052	23,900	16,707
3.000% due 05/15/2047 (p)	32,300	24,265
3.000% due 02/15/2048 (p)(r)	5,700	4,243
3.000% due 08/15/2048 (p)	170,300	126,142
3.125% due 05/15/2048 (p)	6,000	4,559
3.750% due 08/15/2041	44,435	40,061
3.875% due 05/15/2043 (p)	92,642	83,135
4.000% due 11/15/2042	25,171	23,079
4.250% due 02/15/2054	26,300	23,785
4.250% due 08/15/2054	55,600	50,287
4.375% due 05/15/2041 (p)	55,758	54,347
4.375% due 08/15/2043 (p)	14,172	13,542
4.625% due 05/15/2054 (p)	102,500	98,744
4.625% due 11/15/2055 (r)	7,600	7,323
4.750% due 11/15/2053 (p)	101,220	99,397
4.875% due 08/15/2045 (p)(r)	3,562	3,598
U.S. Treasury Inflation Protected Securities (h)
1.000% due 02/15/2046	1,924	1,452
2.125% due 02/15/2054	6,058	5,449
2.375% due 02/15/2055	4,499	4,273
U.S. Treasury Notes
4.250% due 08/15/2035 (p)(r)	3,170	3,193
U.S. Treasury STRIPS
0.000% due 02/15/2042 (a)	1,500	680

Total U.S. Treasury Obligations (Cost $891,540)		800,759

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Banc of America Funding Trust
5.500% due 01/25/2036	15	15
5.750% due 03/25/2036	41	34
Bear Stearns ALT-A Trust 6.001% due 11/25/2034 ~	16	15
Bear Stearns ARM Trust 5.507% due 11/25/2034 ~	259	241
BX Commercial Mortgage Trust 4.763% due 02/15/2039 •	444	443
Chase Mortgage Finance Trust 4.746% due 12/25/2037 ~	109	95
Countrywide Alternative Loan Trust 4.506% due 09/25/2035 •	78	57
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust 4.126% due 07/25/2047 •	107	102
GSMPS Mortgage Loan Trust 4.196% due 03/25/2035 •	467	437
IndyMac INDX Mortgage Loan Trust 4.446% due 07/25/2035 •	205	166
JP Morgan Mortgage Trust 5.869% due 11/25/2033 ~	2	2
Merrill Lynch Mortgage Investors Trust 5.840% due 05/25/2033 ~	3	3
NAAC Reperforming Loan REMICS Trust Certificates 4.296% due 02/25/2035 •	617	507
New Residential Mortgage Loan Trust 2.750% due 11/25/2059 ~	3,515	3,399
Nomura Asset Acceptance Corp. Alternative Loan Trust 4.916% due 02/25/2035 •	100	99
PMT Loan Trust 5.224% due 08/25/2056 •	628	628
RALI Trust 4.893% due 02/25/2035 ~	354	313
RFMSI Trust 5.484% due 02/25/2036 ~	135	129
Sequoia Mortgage Trust 4.678% due 05/20/2034 •	205	195
Structured Adjustable Rate Mortgage Loan Trust 5.201% due 03/25/2034 ~	5	5
Towd Point Mortgage Trust 4.846% due 05/25/2058 •	140	143
WaMu Mortgage Pass-Through Certificates Trust
2.423% due 11/25/2041 ~	113	105

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

4.726% due 07/25/2044 •		95	93

Total Non-Agency Mortgage-Backed Securities (Cost $7,377)			7,226

ASSET-BACKED SECURITIES 0.4%
CMBS OTHER 0.1%
MF1 LLC 5.468% due 03/19/2039 •		1,000	1,003
MF1 Ltd. 5.081% due 02/19/2037 •		1,948	1,948

			2,951

HOME EQUITY OTHER 0.0%
ACE Securities Corp. Home Equity Loan Trust 4.641% due 01/25/2035 •		549	530
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 4.716% due 07/25/2034 •		9	9
Bear Stearns Asset-Backed Securities Trust 4.586% due 01/25/2034 •		3	4
RAAC Trust 4.606% due 10/25/2046 •		53	53
Saxon Asset Securities Trust 1.432% due 03/25/2035 •		46	40

			636

OTHER ABS 0.3%
AIM Aviation Finance Ltd. 6.213% due 02/15/2040 þ		820	804
Dryden 54 Senior Loan Fund 5.034% due 10/19/2029 •		517	518
ECAF I Ltd. 4.947% due 06/15/2040		882	818
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042		281	281
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042		1,131	1,133
METAL LLC 4.581% due 10/15/2042		1,530	1,071
Octagon Investment Partners 39 Ltd. 5.034% due 10/20/2030 •		510	510
Pikes Peak CLO 2 5.104% due 10/11/2034 •		3,000	3,003
Pikes Peak CLO 4 5.115% due 07/15/2034 •		3,000	3,003
Start II Ltd. 4.089% due 03/15/2044		391	390
Venture XIX CLO Ltd. 5.426% due 01/15/2032 •		351	351

			11,882

Total Asset-Backed Securities (Cost $15,848)			15,469

SOVEREIGN ISSUES 5.2%
Abu Dhabi Government International Bonds
2.700% due 09/02/2070		2,900	1,631
3.125% due 09/30/2049		1,400	1,001
3.875% due 04/16/2050		3,400	2,739
Brazil Government International Bonds
7.125% due 05/13/2054		1,100	1,091
7.250% due 01/12/2056		1,398	1,388
Brazil Notas do Tesouro Nacional 6.000% due 08/15/2060	BRL	16,482	2,587
Cassa Depositi e Prestiti SpA 5.875% due 04/30/2029		$3,000	3,166
Chile Government International Bonds
4.000% due 01/31/2052		600	477
5.330% due 01/05/2054		33	32
Colombia Government International Bonds 7.500% due 02/02/2034		2,600	2,717
Colombia TES
11.000% due 08/22/2029	COP	23,006,300	5,758
11.750% due 01/24/2035		21,891,000	5,398
12.750% due 11/28/2040		23,200,300	6,024
13.250% due 02/09/2033		20,082,900	5,388
Israel Government International Bonds
5.375% due 02/19/2030		$1,500	1,553
5.500% due 03/12/2034		9,300	9,646
Japan Government Forty Year Bonds 2.200% due 03/20/2064	JPY	626,000	2,909
Japan Government Thirty Year Bonds
2.300% due 12/20/2054		1,130,000	5,794

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

2.400% due 03/20/2055		590,000	3,095
3.200% due 09/20/2055		880,000	5,448
Japan Government Twenty Year Bonds 2.400% due 03/20/2045		318,000	1,879
Mexico Government International Bonds
4.500% due 03/19/2034	EUR	4,500	5,272
5.625% due 09/22/2035		$9,300	9,184
Panama Government International Bonds 4.500% due 05/15/2047		35	28
Peru Government Bonds 7.300% due 08/12/2033	PEN	20,900	7,096
Peru Government International Bonds
5.400% due 08/12/2034		51,100	15,172
6.150% due 08/12/2032		9,064	2,910
6.950% due 08/12/2031		8,350	2,762
Philippines Government International Bonds 5.500% due 01/17/2048		$400	401
Queensland Treasury Corp. 1.500% due 08/20/2032	AUD	5,700	3,072
Republic of South Africa Government Bonds
8.500% due 01/31/2037	ZAR	184,000	11,046
8.875% due 02/28/2035 (n)		302,300	19,051
Romania Government International Bonds
1.750% due 07/13/2030	EUR	1,100	1,169
2.875% due 04/13/2042		1,100	854
3.750% due 02/07/2034		400	424
5.625% due 02/22/2036		1,000	1,164
5.625% due 05/30/2037		6,000	6,871
Saudi Government International Bonds
3.450% due 02/02/2061		$12,000	7,674
5.125% due 01/13/2028		7,300	7,462
5.750% due 01/16/2054		6,300	6,237
U.K. Gilts 4.375% due 07/31/2054	GBP	4,686	5,545
Ukraine Government International Bonds
0.000% due 02/01/2030 þ(g)		$26	15
0.000% due 02/01/2034 þ(g)		97	46
0.000% due 02/01/2035 þ(g)		82	47
0.000% due 02/01/2036 þ(g)		68	39
4.500% due 02/01/2034 þ		95	58
4.500% due 02/01/2035 þ		166	100
4.500% due 02/01/2036 þ		213	126

Total Sovereign Issues (Cost $181,053)			183,546

		SHARES
COMMON STOCKS 0.1%
FINANCIALS 0.0%
Stichting Administratiekantoor «(d)		6,729	0

INDUSTRIALS 0.1%
Foresea Holdings SA «		63,984	1,444
Westmoreland Mining Holdings «(d)(l)		32,131	18
Westmoreland Mining LLC «(d)(l)		32,414	91

			1,553

REAL ESTATE 0.0%
Kaisa Group Holdings Ltd. (d)		6,996,889	87
MNSN Holdings, Inc. «(d)(l)		2,831	141

			228

Total Common Stocks (Cost $2,492)			1,781

PREFERRED SECURITIES 3.1%
BANKING & FINANCE 3.0%
American AgCredit Corp. 5.250% due 06/15/2026 (i)		11,000,000	10,812
Banco Bilbao Vizcaya Argentaria SA 6.000% due 01/15/2026 (i)(j)		1,000,000	1,178
Capital Farm Credit ACA 5.000% due 03/15/2026 (i)		6,400,000	6,405
Charles Schwab Corp.
4.000% due 12/01/2030 (i)		9,000,000	8,413
5.000% due 12/01/2027 (i)		2,000,000	1,963
Citigroup, Inc.
6.875% due 12/31/2099		3,600,000	3,685
6.950% due 02/15/2030 (i)		3,800,000	3,916

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Citizens Financial Group, Inc. 4.000% due 10/06/2026 (i)	1,100,000	1,095
CoBank ACB
4.250% due 01/01/2027 (i)	3,500,000	3,436
6.250% due 10/01/2026 (i)	3,700,000	3,720
7.125% due 01/01/2030 (i)	2,000,000	2,077
Cooperatieve Rabobank UA 6.500% due 12/29/2049 þ(i)	1,822,950	2,412
Depository Trust & Clearing Corp. 3.375% due 06/20/2026 (i)	4,500,000	4,440
Goldman Sachs Group, Inc.
3.650% due 08/10/2026 (i)	4,400,000	4,341
6.125% due 11/10/2034 (i)(n)	3,600,000	3,669
6.850% due 02/10/2030 (i)	4,900,000	5,099
7.500% due 02/10/2029 (i)	2,200,000	2,335
7.500% due 05/10/2029 (i)	3,000,000	3,177
JPMorgan Chase & Co.
3.650% due 06/01/2026 (i)	4,000,000	3,980
4.200% due 09/01/2026 (i)	75,000	1,370
4.625% due 06/01/2026 (i)	111,000	2,180
6.406% (TSFR3M + 2.745%) due 04/01/2026 (i)	5,800,000	5,812
6.500% due 04/01/2030 (i)	5,300,000	5,505
6.875% due 06/01/2029 (i)	4,400,000	4,648
State Street Corp. 6.700% due 03/15/2029 (i)	5,200,000	5,408
Wells Fargo & Co.
4.750% due 03/15/2026 (i)	98,700	1,924
6.850% due 09/15/2029 (i)	3,700,000	3,870
7.625% due 09/15/2028 (i)	500,000	534

		107,404

INDUSTRIALS 0.1%
SVB Financial Trust 11.000% due 11/07/2032	3,227	1,538

Total Preferred Securities (Cost $110,942)		108,942

SHORT-TERM INSTRUMENTS 1.1%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.850% (k)	1,164,357	1,164

	PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (m) 1.1%		37,997

U.S. TREASURY BILLS 0.0%
3.931% due 01/27/2026 (e)(f)(r)	53	53

Total Short-Term Instruments (Cost $38,367)		39,214

Total Investments in Securities (Cost $4,060,511)		3,740,036

	SHARES
INVESTMENTS IN AFFILIATES 1.9%
SHORT-TERM INSTRUMENTS 1.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.9%
PIMCO Short-Term Floating NAV Portfolio III	6,768,548	65,932

Total Short-Term Instruments (Cost $65,923)		65,932

Total Investments in Affiliates (Cost $65,923)		65,932

Total Investments 107.0% (Cost $4,126,435)		$3,805,968
Financial Derivative Instruments (o)(q) (0.0)%(Cost or Premiums, net $94,502)		(1,527)
Other Assets and Liabilities, net (7.0)%		(249,067)

Net Assets 100.0%		$3,555,374

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^							Security is in default.
«							Security valued using significant unobservable inputs (Level 3).
µ							All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ							Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)							Security is an Interest Only ("IO") or IO Strip.
(b)							Payment in-kind security.
(c)							Security is not accruing income as of the date of this report.
(d)							Security did not produce income within the last twelve months.
(e)							Zero coupon security.
(f)							Coupon represents a yield to maturity.
(g)							Security becomes interest bearing at a future date.
(h)							Principal amount of security is adjusted for inflation.
(i)							Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)							Contingent convertible security.
(k)							Coupon represents a 7-Day Yield.
(l)							RESTRICTED SECURITIES:
Issuer Description						Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Alfa-Bank CJSC 6.330% due 10/21/2026						10/27/2025	$863	$863	0.02%
Constellation Pharmaceutical, Inc.5.550% due 07/01/2033						01/16/2025	1,248	1,297	0.04
Credit Opportunities Partners LLC 6.520% due 03/20/2028						02/20/2025	900	911	0.03
Credit Opportunities Partners LLC6.740% due 03/20/2030						03/20/2025	1,000	1,019	0.03
Dorchester LLC 4.349% due 01/04/2027						12/10/2025	1,637	1,645	0.05
Morgan Stanley 0.000% due 04/02/2032						02/11/2020	10,182	8,289	0.23
MNSN Holdings, Inc.						04/26/2022	55	141	0.00
National Football League 5.250% due 10/05/2034						6/27/2025	4,900	4,997	0.14
National Football League 5.420% due 10/05/2037						6/27/2025	1,800	1,820	0.05
Pantheon Senior Debt Secondaries III 6.026% due 03/26/2026						03/18/2025	1,100	1,100	0.03
Project Alpha Investindustrial 4.150% due 02/27/2026						02/28/2025	784	888	0.03
Royal Bank of Scotland International Ltd.4.660% due 12/16/2028						11/18/2025	5,000	4,996	0.14
Westmoreland Mining Holdings						12/08/2014	936	18	0.00
Westmoreland Mining LLC						06/30/2023	215	91	0.00

							$30,620	$28,075	0.79%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(m)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

	6.800%	12/05/2025	01/09/2026	ZAR	320,576	Republic of South Africa Government Bonds 8.750% due 02/28/2048	$(28,594)	$19,358	$19,459
BRC	6.800	01/09/2026	TBD(2)		308,661	Republic of South Africa Government Bonds 8.750% due 02/28/2048	(28,594)	18,639	18,639

Total Repurchase Agreements							$(57,188)	$37,997	$38,098

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date	Amount Borrowed(3)	Payable for Reverse Repurchase Agreements

BPS	3.600%	12/12/2025	TBD(4)	$(1,355)	$(1,357)
BRC	2.650	12/19/2025	TBD(4)	GBP	(211)	(285)
6.700	12/05/2025	01/09/2026	ZAR	(320,576)	(19,457)
6.700	01/09/2026	TBD(4)	(311,231)	(18,794)
JPS	3.650	12/19/2025	01/30/2026	$(510)	(511)
MSC	3.250	12/12/2025	01/30/2026	(2,746)	(2,751)
MYI	3.500	12/18/2025	TBD(4)	(890)	(891)
NOM	3.550	12/12/2025	TBD(4)	(660)	(661)

Total Reverse Repurchase Agreements	$(44,707)

(n)	Securities with an aggregate market value of $26,724 have been pledged as collateral under the terms of master agreements as of December 31, 2025.
(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(168,097) at a weighted average interest rate of 4.422%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Open maturity reverse repurchase agreement.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Call - CME 3-Month SOFR Active Contract June 2026 Futures	$97.500	06/12/2026	819	$2,048	$641	$76
Call - CME 3-Month SOFR Active Contract June 2026 Futures	98.000	06/12/2026	854	2,135	416	49

Total Purchased Options	$1,057	$125

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note February Futures	$111.500	01/23/2026	206	$206	$(34)	$(32)
Put - CBOE U.S. Treasury 10-Year Note February Futures	112.000	01/23/2026	80	80	(14)	(25)
Call - CBOE U.S. Treasury 10-Year Note February Futures	113.500	01/23/2026	286	286	(55)	(22)
Call - CME 3-Month SOFR Active Contract June 2026 Futures	98.500	06/12/2026	819	2,048	(224)	(27)
Put - EUREX Euro-Bund January 2026 Futures	EUR	127.500	01/23/2026	22	22	(11)	(16)
Call - EUREX Euro-Bund January 2026 Futures	130.500	01/23/2026	22	22	(12)	(1)

Total Written Options	$(350)	$(123)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2027	689	$166,893	$1,491	$0	$(43)
3-Month SOFR Active Contract December Futures	03/2028	351	84,894	648	0	(26)
3-Month SOFR Active Contract September Futures	12/2026	632	153,015	1,340	0	(32)
3-Month SOFR Active Contract September Futures	12/2027	1,049	253,871	1,973	0	(79)
Australia Government 10-Year Bond March Futures	03/2026	160	11,690	23	13	0
Euro-Bobl March Futures	03/2026	17	2,321	(17)	0	(2)
Euro-Bund March Futures	03/2026	59	8,845	(123)	0	(16)
U.S. Treasury 10-Year Note March Futures	03/2026	1,557	175,065	(883)	0	(316)
U.S. Treasury Long-Term Bond March Futures	03/2026	101	11,675	(129)	0	(22)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	4,756	561,208	(11,037)	0	(1,784)
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	280	32,204	(30)	0	(52)

$(6,744)	$13	$(2,372)

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

SHORT FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 2-Year Note March Futures				03/2026	137		$(28,604)	$(24)		$10	$0
U.S. Treasury 5-Year Note March Futures				03/2026	1,880		(205,493)	301		220	0

								$277		$230	$0

Total Futures Contracts								$(6,467)		$243	$(2,372)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Ford Motor Co.	(5.000)%	Quarterly	06/20/2030	1.431%		$4,600	$(521)	$(147)	$(668)	$0	$0
General Motors Co.	(5.000)	Quarterly	06/20/2030	0.914		13,600	(2,144)	(153)	(2,297)	0	0

							$(2,665)	$(300)	$(2,965)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AES Corp.	5.000%	Quarterly	12/20/2028	0.648%		$1,500	$186	$1	$187	$0	$0
American International Group, Inc.	1.000	Quarterly	12/20/2027	0.197		2,000	(12)	43	31	1	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.246		4,200	64	(48)	16	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.414		1,100	(6)	22	16	0	0
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.299		4,100	53	(24)	29	0	0
Comcast Corp.	1.000	Quarterly	12/20/2026	0.205		4,500	119	(83)	36	0	0
Deutsche Bank	1.000	Quarterly	12/20/2030	0.620	EUR	1,100	19	4	23	1	0
Enbridge, Inc.	1.000	Quarterly	12/20/2026	0.229		$3,700	36	(7)	29	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.051		1,900	22	(13)	9	0	0
Glencore Finance	5.000	Quarterly	06/20/2031	0.920	EUR	2,000	461	29	490	0	(1)
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2026	0.252		$700	4	(1)	3	0	0
MGM Resorts International	5.000	Quarterly	12/20/2029	1.389		3,400	465	(14)	451	3	0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.226		3,600	14	0	14	0	0
Oracle Corp.	1.000	Quarterly	06/20/2030	1.367		4,700	103	(171)	(68)	0	(1)
Teck Resources Ltd.	5.000	Quarterly	06/20/2026	0.095		3,600	611	(523)	88	1	0
Tesco PLC	1.000	Quarterly	06/20/2028	0.235	EUR	1,100	11	13	24	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.287		$3,300	80	(56)	24	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.455	EUR	1,500	12	12	24	0	0

							$2,242	$(816)	$1,426	$6	$(3)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)
										Variation Margin
Index/Tranches		Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-44 5-Year Index		(5.000)%	Quarterly	06/20/2030		$4,700	$(111)	$(269)	$(380)	$0	$0
CDX.HY-45 5-Year Index		(5.000)	Quarterly	12/20/2030		20,300	(1,550)	(28)	(1,578)	0	0

							$(1,661)	$(297)	$(1,958)	$0	$0

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-36 5-Year Index	1.000%	Quarterly		12/20/2026		$2,116	$(78)	$91	$13	$0	$0
CDX.EM-40 5-Year Index	1.000	Quarterly		12/20/2028		700	(33)	37	4	0	0
CDX.EM-41 5-Year Index	1.000	Quarterly		06/20/2029		200	(8)	9	1	0	0
CDX.EM-42 5-Year Index	1.000	Quarterly		12/20/2029		400	(12)	12	0	0	0
CDX.EM-44 5-Year Index	1.000	Quarterly		12/20/2030		300	(6)	3	(3)	0	0
CDX.IG-44 5-Year Index	1.000	Quarterly		06/20/2030		584,900	12,625	671	13,296	5	0
CDX.IG-45 5-Year Index	1.000	Quarterly		12/20/2030		3,052,975	68,630	1,434	70,064	44	0

							$81,118	$2,257	$83,375	$49	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	92,000	$(440)	$950	$510	$104	$0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		$120,700	3,989	2,189	6,178	56	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		72,200	0	(301)	(301)	53	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		59,200	74	(856)	(782)	77	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		4,400	(9)	(48)	(57)	6	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.290	Annual	05/31/2030		77,547	(9)	339	330	111	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.375	Annual	05/31/2030		102,733	101	0	101	147	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		88,300	250	(1,145)	(895)	151	0
Receive	1-Day USD-SOFR Compounded-OIS	3.901	Annual	02/15/2035		2,900	(2)	(25)	(27)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		1,490	(5)	(9)	(14)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		2,600	(9)	(8)	(17)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		2,600	(9)	(14)	(23)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		3,000	(9)	(37)	(46)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		5,000	(15)	(43)	(58)	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		2,600	(7)	(13)	(20)	6	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.640	Annual	08/15/2035		5,900	12	48	60	13	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.700	Annual	08/15/2035		5,900	(5)	38	33	13	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035		10,062	26	18	44	23	0
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035		2,300	(7)	53	46	5	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.975	Annual	11/15/2053		7,200	151	102	253	25	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.085	Annual	11/15/2053		20,376	36	314	350	70	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		75,575	6,693	2,129	8,822	242	0
Pay	1-Year BRL-CDI	12.030	Maturity	01/04/2027	BRL	205,800	0	(1,013)	(1,013)	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		234,100	0	(197)	(197)	0	(37)
Pay	1-Year BRL-CDI	13.359	Maturity	01/02/2029		110,600	0	(5)	(5)	0	(1)
Pay	1-Year BRL-CDI	13.402	Maturity	01/02/2029		166,400	0	(1)	(1)	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2030	AUD	115,200	947	(1,313)	(366)	0	(59)
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	12/17/2035		33,300	(379)	(1,024)	(1,403)	0	(40)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027	EUR	5,500	(20)	(62)	(82)	0	(1)
Pay(6)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		48,600	173	(474)	(301)	0	(37)
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		22,640	(323)	1,673	1,350	76	0

							$11,204	$1,265	$12,469	$1,218	$(176)

Total Swap Agreements							$90,238	$2,109	$92,347	$1,273	$(179)

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

(p)

Securities with an aggregate market value of $143,277 and cash of $16,859 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)			This instrument has a forward starting effective date.
(q)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	01/2026		$855	JPY	132,870	$0	$(6)
BOA	01/2026	COP	628,068		$165	0	0
	01/2026	INR	1,826		20	0	0
	01/2026	JPY	453,500		2,935	37	0
	01/2026		$179	TWD	5,647	1	0
	01/2026		710	ZAR	11,835	4	0
	02/2026	COP	143,923		$38	0	0
	02/2026	ILS	2,899		910	0	(1)
	03/2026	COP	5,146,487		1,340	13	0
	03/2026	PEN	11,271		3,343	0	(1)
	04/2026		$251	MXN	4,633	3	0
BPS	01/2026	AUD	9,593		$6,321	0	(81)
	01/2026	BRL	117,309		21,320	0	(88)
	01/2026	CHF	324		411	2	0
	01/2026	CNH	38,586		5,476	0	(61)
	01/2026	ILS	1,950		605	0	(7)
	01/2026	INR	81,305		902	0	(2)
	01/2026	JPY	1,759,000		11,250	41	(29)
	01/2026	TWD	7,520		240	1	0
	01/2026		$21,650	BRL	117,309	0	(242)
	01/2026		3,798	CNH	26,604	17	0
	01/2026		410	INR	37,040	1	0
	01/2026		1,542	PLN	5,550	4	0
	01/2026		9,471	TRY	417,279	185	0
	01/2026		5,588	TWD	175,618	11	(7)
	01/2026		1,559	ZAR	25,987	8	0
	01/2026	ZAR	10,763		$643	0	(6)
	02/2026	COP	849,743		222	1	0
	02/2026		$888	INR	80,014	0	0
	02/2026		2,238	TWD	70,254	0	(5)
BRC	01/2026	ILS	1,224		$382	0	(3)
	01/2026	JPY	64,900		421	6	0
	01/2026	ZAR	48,986		2,833	0	(121)
	02/2026	ILS	1,223		380	0	(4)
	02/2026		$3,820	TRY	172,686	114	0
	03/2026		6,869		312,289	89	0
BSH	01/2026	PEN	7,851		$2,194	0	(140)
	01/2026		$11,144	GBP	8,428	217	0
	01/2026		343	JPY	53,406	0	(2)
	02/2026	COP	38		$0	0	0
	02/2026	PEN	6,357		1,818	0	(70)
	03/2026		8,225		2,355	0	(86)
CBK	01/2026	AUD	11,425		7,582	0	(43)
	01/2026	CAD	20,303		14,433	0	(368)
	01/2026	COP	14,257,452		3,757	20	(3)
	01/2026	EUR	2,346		2,753	2	(7)
	01/2026	NZD	1,610		929	2	0
	01/2026	TWD	533,542		17,090	102	0
	01/2026		$2,448	CNH	17,090	4	0
	01/2026		714	COP	2,691,665	0	(2)
	01/2026		20,774	INR	1,886,603	166	0
	01/2026		8,164	NZD	14,106	0	(40)
	01/2026		260	PLN	933	0	0

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

	01/2026		207	TWD	6,533	1	0
	01/2026		604	ZAR	10,346	20	0
	02/2026	COP	6,391,303		$1,670	9	0
	02/2026	ILS	2,308		726	1	0
	02/2026	PEN	37,679		11,093	0	(96)
	02/2026		$56	TWD	1,740	0	0
	03/2026	COP	4,477,370		$1,182	21	0
	03/2026	PEN	11,750		3,304	0	(185)
	04/2026	COP	1,091,735		286	6	0
	07/2026	PEN	10,413		3,025	0	(50)
DUB	01/2026	ILS	2,047		636	0	(6)
	01/2026		$1,224	ILS	3,904	2	0
	01/2026		639	ZAR	10,743	9	0
	01/2026	ZAR	76,928		$4,415	0	(224)
	02/2026	ILS	3,903		1,224	0	(2)
	02/2026		$75	TWD	2,349	0	0
	03/2026		38		1,218	0	0
FAR	01/2026	AUD	37,608		$24,573	0	(526)
	01/2026	CNH	19,233		2,733	0	(27)
	01/2026	GBP	32,360		42,564	0	(1,055)
	01/2026	NZD	5,586		3,201	0	(17)
	01/2026		$648	ILS	2,077	4	0
	01/2026		117	MXN	2,174	3	0
	01/2026		2,334	PEN	7,862	4	0
	01/2026		641	ZAR	10,752	8	0
	01/2026	ZAR	53,343		$3,102	0	(114)
	02/2026	ILS	2,077		648	0	(4)
	06/2026	PEN	7,906		2,334	0	(4)
GLM	01/2026	BRL	117,752		21,020	0	(469)
	01/2026		$21,400	BRL	117,752	89	0
	01/2026		1,795	CNH	12,651	21	0
	01/2026		8,329	TRY	373,506	354	0
	01/2026	ZAR	39,666		$2,301	0	(91)
	02/2026	COP	2,236,365		584	2	0
	03/2026	BRL	88		16	0	0
	03/2026		$15,469	BRL	85,327	0	(100)
	03/2026		15,705	MXN	291,337	385	0
	04/2026		21,020	BRL	120,355	493	0
	04/2026		2,127	MXN	39,224	30	0
JPM	01/2026	CNH	80,065		$11,368	0	(120)
	01/2026	ILS	17,198		5,263	0	(137)
	01/2026	MXN	2,186		118	0	(4)
	01/2026	NZD	2,400		1,393	10	0
	01/2026	PLN	1,342		369	0	(5)
	01/2026		$2,152	CNH	15,119	17	0
	01/2026	ZAR	14,539		$847	0	(30)
	02/2026	TRY	47		1	0	0
	03/2026		$1,375	MXN	25,206	16	0
	04/2026		792		14,597	11	0
MBC	01/2026	AUD	1,075		$711	0	(7)
	01/2026	CAD	8,844		6,284	0	(163)
	01/2026	CHF	493		621	0	(2)
	01/2026	GBP	2,823		3,792	0	(13)
	01/2026	JPY	338,300		2,179	17	0
	01/2026	NZD	1,589		918	3	0
	01/2026		$6,143	EUR	5,205	0	(23)
	01/2026		2,479	GBP	1,853	19	0
	01/2026		4,617	JPY	718,620	0	(26)
	01/2026		7,830	NZD	13,639	26	0
	01/2026		9,749	PLN	35,665	185	0
	01/2026		276	TWD	8,709	2	0
	03/2026		573	MXN	10,552	9	0
	04/2026		637		11,750	10	0
MYI	01/2026	ILS	4		$1	0	0
	01/2026	SGD	28,059		21,686	0	(157)
	01/2026		$5	JPY	734	0	0
	02/2026	ILS	4,411		$1,370	0	(15)
SCX	01/2026	CNH	38,349		5,443	0	(60)
	01/2026	INR	11,828		130	0	(1)
	01/2026	JPY	215,000		1,384	10	0
	01/2026		$1,067	EUR	917	12	0
	01/2026		266	JPY	41,428	0	(2)
SOG	01/2026	EUR	70,328		$81,422	0	(1,262)
	01/2026		$991	JPY	154,976	0	(1)
	03/2026	PEN	10		3	0	0
	03/2026		$1	MXN	11	0	0
UAG	01/2026	CHF	1,569		$1,960	0	(22)
	01/2026		$1,222	PLN	4,387	0	0
	01/2026	ZAR	75,356		$4,333	0	(211)

Total Forward Foreign Currency Contracts						$2,860	$(6,656)

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC USD versus KRW	KRW	1,415.000	02/19/2026	6,084	$41	$35
Put - OTC USD versus KRW	1,410.000	02/27/2026	23,868	170	133
Put - OTC USD versus KRW	1,413.000	02/27/2026	11,662	79	71
BPS	Put - OTC USD versus KRW	1,412.000	02/24/2026	383	3	2
BRC	Put - OTC USD versus KRW	1,412.000	02/24/2026	4,007	27	22

$320	$263

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Call - OTC 2-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.500%	04/29/2026	129,200	$608	$45
FAR	Call - OTC 2-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.000	04/29/2026	150,500	414	11

$1,022	$56

Total Purchased Options	$1,342	$319

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC USD versus KRW	KRW	1,375.000	02/19/2026	6,084	$(14)	$(9)
Put - OTC USD versus KRW	1,375.000	02/27/2026	35,530	(94)	(64)
BPS	Put - OTC USD versus KRW	1,372.000	02/24/2026	383	(1)	(1)
BRC	Put - OTC USD versus KRW	1,372.000	02/24/2026	4,007	(9)	(6)

$(118)	$(80)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 2-Year Interest Rate Swap	3-Month USD-SOFR	Receive	1.500%	04/29/2026	129,200	$(194)	$(2)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.551	01/05/2026	4,500	(10)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.831	01/05/2026	4,500	(10)	(3)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.625	01/08/2026	2,300	(6)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.925	01/08/2026	2,300	(6)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.622	01/29/2026	4,600	(10)	(6)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.882	01/29/2026	4,600	(10)	(14)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.580	01/05/2026	4,900	(11)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.860	01/05/2026	4,900	(11)	(1)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.548	01/02/2026	4,400	(11)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.848	01/02/2026	4,400	(11)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.578	01/12/2026	4,400	(10)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.878	01/12/2026	4,400	(10)	(4)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.648	01/15/2026	4,400	(12)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.928	01/15/2026	4,400	(12)	(4)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.625	01/08/2026	4,800	(12)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.925	01/08/2026	4,800	(12)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.639	01/12/2026	4,700	(11)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.919	01/12/2026	4,700	(11)	(2)

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR		Receive	3.498	01/05/2026		5,900	(13)		0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR		Pay	3.798	01/05/2026		5,900	(14)		(9)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR		Receive	3.639	01/12/2026		5,900	(14)		(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR		Pay	3.919	01/12/2026		5,900	(14)		(3)

									$(435)		$(57)

Total Written Options									$(553)		$(137)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
										Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Mexico Government International Bonds	1.000%	Quarterly	12/20/2028	0.534%		$900	$(10)	$22	$12	$0
	Saudi Arabia Government International Bonds	1.000	Quarterly	12/20/2026	0.288		900	21	(15)	6	0
	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.706		1,100	(9)	6	0	(3)
JPM	Mexico Government International Bonds	1.000	Quarterly	06/20/2026	0.221		1,600	(12)	18	6	0
MYC	Mexico Government International Bonds	1.000	Quarterly	12/20/2026	0.290		4,000	11	18	29	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2027	0.362		2,900	(10)	38	28	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2028	0.480		1,300	(25)	41	16	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.534		5,400	(57)	130	73	0

								$(91)	$258	$170	$(3)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
										Swap Agreements, at Value(5)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	iTraxx Crossover 44 5-Year 35-100% Index		5.000%	Quarterly	12/20/2030	EUR	5,300	$1,208	$41	$1,249	$0
BPS	iTraxx Crossover 44 5-Year 35-100% Index		5.000	Quarterly	12/20/2030		2,600	599	14	613	0
CBK	iTraxx Crossover 44 5-Year 35-100% Index		5.000	Quarterly	12/20/2030		900	204	8	212	0
	iTraxx Japan 44 5 Year Index		1.000	Quarterly	12/20/2030	JPY	12,800	2	0	2	0
JPM	iTraxx Crossover 44 5-Year 35-100% Index		5.000	Quarterly	12/20/2030	EUR	3,700	841	31	872	0
	iTraxx Japan 44 5 Year Index		1.000	Quarterly	12/20/2030	JPY	36,200	5	0	5	0

								$2,859	$94	$2,953	$0

Total Swap Agreements								$2,768	$352	$3,123	$(3)

(r)

Securities with an aggregate market value of $4,126 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3	Fair Value at 12/31/2025

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$12,525	$20,973	$33,498
Corporate Bonds & Notes
Banking & Finance	0	770,818	6,998	777,816
Industrials	0	913,726	8,114	921,840
Utilities	0	518,882	0	518,882
Convertible Bonds & Notes
Banking & Finance	0	13	249	262
Municipal Bonds & Notes
California	0	7,546	0	7,546
Georgia	0	10,277	0	10,277
Illinois	0	1,070	0	1,070
Indiana	0	891	0	891
Ohio	0	11,823	0	11,823
Pennsylvania	0	12,595	0	12,595
Texas	0	9,989	0	9,989
Washington	0	999	0	999
U.S. Government Agencies	0	275,611	0	275,611
U.S. Treasury Obligations	0	800,759	0	800,759
Non-Agency Mortgage-Backed Securities	0	7,226	0	7,226
Asset-Backed Securities
CMBS Other	0	2,951	0	2,951
Home Equity Other	0	636	0	636
Other ABS	0	11,882	0	11,882
Sovereign Issues	0	183,546	0	183,546
Common Stocks
Industrials	0	0	1,553	1,553
Real Estate	0	87	141	228
Preferred Securities
Banking & Finance	5,474	101,930	0	107,404
Industrials	0	1,538	0	1,538
Short-Term Instruments
Mutual Funds	0	1,164	0	1,164
Repurchase Agreements	0	37,997	0	37,997
U.S. Treasury Bills	0	53	0	53

$5,474	$3,696,534	$38,028	$3,740,036
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$65,932	$0	$0	$65,932

Total Investments	$71,406	$3,696,534	$38,028	$3,805,968

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	13	1,628	0	1,641
Over the counter	0	6,302	0	6,302

$13	$7,930	$0	$7,943
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(35)	(2,639)	0	(2,674)
Over the counter	0	(6,796)	0	(6,796)

$(35)	$(9,435)	$0	$(9,470)

Total Financial Derivative Instruments	$(22)	$(1,505)	$0	$(1,527)

Totals	$71,384	$3,695,029	$38,028	$3,804,441

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2025:
Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/SettlementS	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2025 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$18,661	$2,918	$(146)	$15	$0	$1,302	$0	$(1,777)	$20,973	$1,287
Corporate Bonds & Notes
Banking & Finance	1,998	6,900	(1,900)	0	0	0	0	0	6,998	27
Industrials	2,374	6,700	(908)	0	0	309	0	(361)	8,114	164
Convertible Bonds & Notes
Banking & Finance	0	236	0	63	0	(50)	0	0	249	(50)
Asset-Backed Securities	0	0	0	0	0	0	0	0	0	0
Common Stocks
Financials	7	0	0	0	0	(7)	0	0	0	0

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Industrials	1,752	0	0	0	0	(199)	0	0	1,553	(199)
Real Estate	13	0	0	0	0	128	0	0	141	128

Totals	$24,805	$16,754	$(2,954)	$78	$0	$1,483	$0	$(2,138)	$38,028	$1,357

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 12/31/2025	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$18,598	Discounted Cash Flow			Discount Rate			3.939 - 5.690	4.193
		15	Other Valuation Techniques(2)			-			-	—
		1,645	Recent Transaction			Purchase Price			100.000	—
		715	Third Party Vendor			Broker Quote			42.500 - 100.250	68.564
Corporate Bonds & Notes
Banking & Finance		6,926	Discounted Cash Flow			Discount Rate			4.690 - 6.230	5.080
		72	Third Party Vendor			Expected Recovery			6.000	—
Industrials		8,114	Discounted Cash Flow			Discount Rate			4.990 - 5.350	5.096
Convertible Bonds & Notes
Banking & Finance		249	Indicative Market Quotation			Broker Quote			16.000 - 21.500	16.757
Common Stocks
Industrials		1,553	Indicative Market Quotation			Broker Quote			$0.563 - 22.563	22.197
Real Estate		141	Other Valuation Techniques(2)			-			-	—

Total		$38,028

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Long-Term Real Return Fund	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 145.0% ¤
CORPORATE BONDS & NOTES 0.6%
BANKING & FINANCE 0.0%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027	$6	$6

		6

INDUSTRIALS 0.6%
Beignet Investor LLC 6.581% due 05/30/2049	1,800	1,903

Total Corporate Bonds & Notes (Cost $1,806)		1,909

U.S. GOVERNMENT AGENCIES 19.8%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 2.920% due 01/25/2026	823	821
Federal Home Loan Mortgage Corp. REMICS
1.229% due 05/15/2035 •	21	21
4.448% due 01/15/2047 •	753	738
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates 4.269% due 09/25/2031 •	5	5
Federal National Mortgage Association
4.000% due 07/01/2049	280	271
6.000% due 03/01/2054	3,126	3,212
Government National Mortgage Association 3.500% due 12/20/2052 - 10/20/2054	10,875	9,971
Government National Mortgage Association REMICS
4.818% due 01/20/2073 •	6,650	6,711
4.927% due 08/20/2068 •	1,203	1,212
5.078% due 11/20/2072 •	973	992
Uniform Mortgage-Backed Security, TBA
4.500% due 02/01/2056	16,100	15,705
5.500% due 02/01/2056	7,375	7,472
6.000% due 02/01/2056	9,500	9,750
6.500% due 02/01/2056	9,300	9,667

Total U.S. Government Agencies (Cost $66,323)		66,548

U.S. TREASURY OBLIGATIONS 106.9%
U.S. Treasury Bonds
4.875% due 08/15/2045 (g)	40	40
U.S. Treasury Inflation Protected Securities (a)
0.125% due 02/15/2051	28,527	15,429
0.125% due 02/15/2052	27,136	14,375
0.250% due 02/15/2050	28,040	16,162
0.625% due 02/15/2043	25,988	19,364
0.750% due 02/15/2042	32,321	25,191
0.750% due 02/15/2045	42,643	31,128
0.875% due 02/15/2047	26,559	19,172
1.000% due 02/15/2046	21,780	16,440
1.000% due 02/15/2048	19,988	14,617
1.000% due 02/15/2049	18,878	13,596
1.375% due 02/15/2044	38,126	31,958
1.500% due 02/15/2053	36,476	28,472
2.125% due 02/15/2040	15,953	15,808
2.125% due 02/15/2041	22,193	21,748
2.125% due 02/15/2054	32,189	28,953
2.375% due 02/15/2055	23,939	22,734
0.250% due 07/15/2029 (g)	230	222
0.625% due 07/15/2032	3,250	3,050
1.375% due 07/15/2033	1,179	1,150
1.625% due 10/15/2029 (e)	7,761	7,839
1.625% due 04/15/2030	307	309
1.750% due 01/15/2034	2,648	2,634
1.875% due 07/15/2034	311	313
1.875% due 07/15/2035	6,997	6,980
2.125% due 01/15/2035	619	630
U.S. Treasury Notes
4.250% due 08/15/2035 (g)	64	65

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2025 (Unaudited)

Total U.S. Treasury Obligations (Cost $405,155)		358,379

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.7%
Adjustable Rate Mortgage Trust 3.885% due 01/25/2036 ~	7	6
Alliance Bancorp Trust 4.326% due 07/25/2037 •	102	91
Banc of America Funding Trust
2.372% due 03/20/2036 ~	28	27
4.390% due 01/20/2047 ~	1,279	1,105
4.426% due 07/25/2037 •	533	514
Banc of America Mortgage Trust 5.105% due 11/25/2035 ~	4	4
BCAP LLC Trust 4.286% due 05/25/2047 •	118	110
Bear Stearns ALT-A Trust 4.791% due 09/25/2035 ~	120	64
Bear Stearns ALT-A Trust II 4.192% due 09/25/2047 ~	1,587	744
Bear Stearns ARM Trust
4.214% due 07/25/2036 ~	9	8
4.422% due 02/25/2036 ~	4	4
CHL Mortgage Pass-Through Trust
6.000% due 03/25/2037	790	342
6.449% due 02/20/2036 •	26	25
CIM Trust 4.989% due 02/25/2049 •	11	10
Citigroup Mortgage Loan Trust, Inc.
4.159% due 12/25/2035 ~	126	77
4.607% due 03/25/2037 ~	100	87
5.840% due 09/25/2035 •	1	1
6.490% due 05/25/2035 •	1	1
Countrywide Alternative Loan Trust
4.735% due 02/25/2037 ~	44	40
5.029% due 12/25/2035 •	74	64
CSMC Mortgage-Backed Trust 6.421% due 10/25/2037 ~	471	270
DSLA Mortgage Loan Trust 4.366% due 08/19/2045 •	37	34
First Horizon Alternative Mortgage Securities Trust 6.000% due 02/25/2037	24	9
GMACM Mortgage Loan Trust 3.724% due 11/19/2035 ~	24	21
IndyMac INDA Mortgage Loan Trust 3.941% due 12/25/2036 ~	399	304
JP Morgan Chase Commercial Mortgage Securities Trust 5.248% due 12/15/2031 •	221	220
Merrill Lynch Mortgage Investors Trust 4.506% due 09/25/2029 •	5	5
MortgageIT Securities Corp. Mortgage Loan Trust 4.346% due 09/25/2037 •	278	213
New Residential Mortgage Loan Trust 4.500% due 05/25/2058 ~	121	119
RALI Trust
4.206% due 06/25/2046 •	149	30
5.007% due 10/25/2037 ~	148	118
Residential Asset Securitization Trust
4.246% due 05/25/2035 •	152	90
5.750% due 02/25/2036	781	538
5.750% due 03/25/2037	106	31
6.500% due 06/25/2037	3,332	616
Structured Adjustable Rate Mortgage Loan Trust 4.600% due 07/25/2035 ~	33	29
Structured Asset Mortgage Investments II Trust 4.266% due 04/25/2036 •	2	2
Thornburg Mortgage Securities Trust 4.586% due 09/25/2034 •	40	38
Towd Point Mortgage Trust 4.846% due 05/25/2058 •	32	33
Wachovia Mortgage Loan Trust LLC 6.708% due 10/20/2035 ~	10	9
WaMu Mortgage Pass-Through Certificates Trust
4.167% due 11/25/2036 ~	368	321
4.325% due 08/25/2036 ~	23	21
4.386% due 12/25/2045 •	30	28
5.450% due 09/25/2033 ~	15	15
Washington Mutual Mortgage Pass-Through Certificates Trust
6.000% due 06/25/2037	2,305	1,806
6.500% due 08/25/2035	9	7
Wells Fargo Mortgage-Backed Securities Trust
5.851% due 11/25/2037 ~	24	22

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2025 (Unaudited)

6.064% due 04/25/2036 ~	614	609

Total Non-Agency Mortgage-Backed Securities (Cost $12,147)		8,882

ASSET-BACKED SECURITIES 8.0%
CMBS OTHER 2.1%
Arbor Realty Commercial Real Estate Notes Ltd. 5.215% due 11/15/2036 •	1,532	1,542
MF1 LLC 5.881% due 06/19/2037 •	2,399	2,400
MF1 Ltd. 4.929% due 10/16/2036 •	1,795	1,793
Starwood Ltd. 5.049% due 04/18/2038 •	1,425	1,426

		7,161

HOME EQUITY OTHER 3.1%
ACE Securities Corp. Home Equity Loan Trust 3.966% due 10/25/2036 •	21	8
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 2.804% due 06/25/2033 •	700	685
C-BASS Trust 3.966% due 11/25/2036 •	15	7
CIT Mortgage Loan Trust 5.346% due 10/25/2037 •	1,786	1,815
Citigroup Mortgage Loan Trust, Inc. 4.306% due 12/25/2036 •	65	46
Countrywide Asset-Backed Certificates 4.346% due 03/25/2037 •	66	65
Countrywide Asset-Backed Certificates Trust
4.036% due 11/25/2037 •	677	654
4.096% due 02/25/2036 •	1,098	1,073
4.126% due 05/25/2035 •	9	8
4.126% due 07/25/2037 •	10	9
4.586% due 08/25/2047 •	92	91
Credit-Based Asset Servicing & Securitization LLC 4.326% due 07/25/2037 •	390	262
Ellington Loan Acquisition Trust 4.946% due 05/25/2037 •	427	420
Fremont Home Loan Trust 4.116% due 10/25/2036 •	35	32
GSAA Trust 6.720% due 03/25/2046 þ	169	88
GSAMP Trust 4.821% due 03/25/2035 •	178	173
Home Equity Asset Trust
4.521% due 02/25/2036 •	939	928
4.701% due 08/25/2034 •	6	6
Home Equity Mortgage Loan Asset-Backed Trust 4.066% due 04/25/2037 •	65	52
JP Morgan Mortgage Acquisition Corp. 4.356% due 02/25/2036 •	403	401
JP Morgan Mortgage Acquisition Trust 4.266% due 10/25/2036 •	6	6
Long Beach Mortgage Loan Trust 4.086% due 08/25/2036 •	81	32
MASTR Specialized Loan Trust 5.646% due 07/25/2035 •	491	632
Morgan Stanley ABS Capital I, Inc. Trust 3.976% due 10/25/2036 •	71	64
Morgan Stanley Mortgage Loan Trust 5.380% due 11/25/2036 •	587	228
Option One Mortgage Loan Trust 4.626% due 02/25/2035 •	180	173
Renaissance Home Equity Loan Trust 4.946% due 09/25/2037 •	376	150
Saxon Asset Securities Trust 4.281% due 09/25/2036 •	2,032	1,960
Soundview Home Loan Trust
3.966% due 11/25/2036 •	251	68
4.026% due 07/25/2037 •	121	112
4.046% due 06/25/2037 •	288	200
4.406% due 05/25/2036 •	51	50

		10,498

WHOLE LOAN COLLATERAL 0.3%
Citigroup Mortgage Loan Trust, Inc. 4.341% due 10/25/2036 •	300	297
IndyMac INDB Mortgage Loan Trust 3.986% due 07/25/2036 •	88	28
Lehman XS Trust
4.377% due 06/25/2036 þ	34	33

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2025 (Unaudited)

6.146% due 12/25/2037 •		475	481

			839

OTHER ABS 2.5%
Avoca Static CLO I DAC 2.996% due 01/15/2035 •	EUR	1,301	1,529
LCM Loan Income Fund I Ltd. 5.176% due 04/20/2031 •		$114	114
Man GLG Euro CLO V DAC 2.790% due 12/15/2031 •	EUR	173	203
PPM CLO 5 Ltd. 4.998% due 10/18/2034 •		$1,800	1,800
Symphony CLO XXV Ltd. 4.874% due 04/19/2034 •		1,800	1,800
TIAA CLO IV Ltd. 5.024% due 01/20/2032 •		598	598
Tikehau CLO V DAC 3.253% due 10/15/2038 •	EUR	1,850	2,176

			8,220

Total Asset-Backed Securities (Cost $26,864)			26,718

SOVEREIGN ISSUES 6.8%
Canada Government Real Return Bonds 4.250% due 12/01/2026 (a)	CAD	941	708
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (a)	EUR	249	285
0.650% due 05/15/2026 (a)		4,915	5,745
1.300% due 05/15/2028 (a)		5,403	6,408
1.800% due 05/15/2036 (a)		104	122
Japan Government CPI-Linked Bonds
0.005% due 03/10/2034 (a)	JPY	147,232	922
0.100% due 03/10/2028 (a)		196,486	1,277
0.100% due 03/10/2029 (a)		1,148,223	7,451

Total Sovereign Issues (Cost $24,639)			22,918

		SHARES
PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Bank of America Corp. 5.875% due 03/15/2028 (b)		160,000	162

Total Preferred Securities (Cost $160)			162

SHORT-TERM INSTRUMENTS 0.2%
MUTUAL FUNDS 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.850% (c)		552,067	552

Total Short-Term Instruments (Cost $552)			552

Total Investments in Securities (Cost $537,646)			486,068

INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III		45,396	442

Total Short-Term Instruments (Cost $442)			442

Total Investments in Affiliates (Cost $442)			442

Total Investments 145.1% (Cost $538,088)			$486,510
Financial Derivative Instruments (d)(e) (0.1)%(Cost or Premiums, net $(66))			(322)
Other Assets and Liabilities, net (45.0)%			(150,820)

Net Assets 100.0%			$335,368

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ				Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)				Principal amount of security is adjusted for inflation.
(b)				Perpetual maturity; date shown, if applicable, represents next contractual call date.
(c)				Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)		Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOO	3.950%		12/31/2025	01/02/2026	$(1,126)	$(1,126)
BSN	3.810		01/02/2026	01/16/2026	(114,296)	(114,296)
	3.930		12/18/2025	01/02/2026	(42,853)	(42,924)
DEU	3.920		12/19/2025	01/02/2026	(172)	(172)
STR	3.930		12/31/2025	01/02/2026	(67,196)	(67,211)

Total Reverse Repurchase Agreements						$(225,729)

(1)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(136,177) at a weighted average interest rate of 4.434%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)				Unsettled reverse repurchase agreements liability of $(114,296) is outstanding at period end.
(d)				FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Brent Crude September Futures	07/2026	1	$60	$(1)	$0	$(1)
California Carbon Allowance Vintage December Futures	12/2026	42	1,382	26	6	0
Carbon Emissions December Futures	12/2026	1	103	5	0	0
Cocoa July Futures	07/2026	1	61	2	0	0
Cocoa March Futures	03/2026	1	61	2	0	0
Copper March Futures	03/2026	1	142	12	0	(2)
Euro-Bobl March Futures	03/2026	20	2,730	(19)	0	(2)
Euro-BTP Future March Futures	03/2026	25	3,531	(8)	0	(11)
Euro-Buxl 30-Year Bond March Futures	03/2026	9	1,165	(19)	0	(4)
Gas Oil June Futures	06/2026	2	120	(5)	0	(1)
Iron Ore March Futures	03/2026	6	63	3	0	0
Live Cattle April Futures	04/2026	4	372	6	2	0
LME Aluminum January Futures	01/2026	7	521	35	0	0
LME Aluminum March Futures	03/2026	3	225	6	0	(13)
LME Lead January Futures	01/2026	6	297	(8)	0	0
LME Lead March Futures	03/2026	1	50	0	4	(1)
LME Nickel January Futures	01/2026	2	199	20	0	0
LME Nickel March Futures	03/2026	1	100	13	0	0
LME Zinc January Futures	01/2026	4	309	14	0	0
LME Zinc March Futures	03/2026	3	234	8	8	0
New York Harbor June Futures	05/2026	1	85	(4)	0	(1)
RBOB Gasoline June Futures	05/2026	2	164	(2)	0	(1)
Soybean March Futures	03/2026	2	105	(9)	0	(1)
Soybean Meal March Futures	03/2026	16	479	(43)	0	(5)
U.S. Treasury 5-Year Note March Futures	03/2026	16	1,749	(1)	0	(2)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	138	16,284	(202)	0	(52)
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	67	7,706	(32)	0	(12)

				$(201)	$20	$(109)

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2025 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Arabica Coffee March Futures	03/2026	1	$(131)	$1	$1	$0
Corn July Futures	07/2026	11	(250)	2	0	0
Corn March Futures	03/2026	23	(506)	(5)	0	0
Cotton No. 2 July Futures	07/2026	6	(200)	(2)	0	0
Cotton No. 2 March Futures	03/2026	3	(96)	3	0	0
Euro-Bund March Futures	03/2026	32	(4,797)	66	9	0
Euro-Oat March Futures	03/2026	106	(15,022)	139	36	0
Gold 100 oz. February Futures	02/2026	3	(1,302)	(50)	13	0
Hard Red Winter Wheat March Futures	03/2026	5	(129)	2	2	0
Lean Hogs April Futures	04/2026	5	(180)	(4)	1	0
LME Aluminum January Futures	01/2026	7	(521)	(45)	0	0
LME Aluminum March Futures	03/2026	6	(449)	(27)	0	0
LME Lead January Futures	01/2026	6	(297)	2	0	0
LME Lead March Futures	03/2026	6	(301)	3	0	0
LME Nickel January Futures	01/2026	2	(199)	(16)	0	0
LME Nickel March Futures	03/2026	1	(100)	(9)	0	0
LME Zinc January Futures	01/2026	4	(309)	0	0	0
Long Guilt March Futures	03/2026	17	(2,094)	(17)	2	(4)
Natural Gas July Futures	06/2026	1	(37)	4	1	0
Natural Gas March Futures	02/2026	3	(94)	19	6	0
Natural Gas March Futures	02/2026	5	(121)	(2)	0	(2)
Soybean July Futures	07/2026	2	(107)	1	1	0
Soybean Oil July Futures	07/2026	2	(59)	0	1	0
Soybean Oil March Futures	03/2026	3	(87)	5	2	0
Sugar No. 11 July Futures	06/2026	12	(198)	(3)	0	(1)
Sugar No. 11 March Futures	02/2026	1	(17)	1	0	0
U.S. Treasury 2-Year Note March Futures	03/2026	223	(46,560)	(58)	16	0
U.S. Treasury 10-Year Note March Futures	03/2026	41	(4,610)	8	8	0
U.S. Treasury Long-Term Bond March Futures	03/2026	181	(20,922)	130	40	0
Wheat July Futures	07/2026	2	(53)	0	0	0
Wheat March Futures	03/2026	9	(228)	9	2	0
Wheat March Futures	03/2026	1	(11)	0	0	0
White Sugar May Futures	04/2026	1	(21)	0	0	0

$157	$141	$(7)

Total Futures Contracts	$(44)	$161	$(116)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin(2)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	18,100	$(94)	$194	$100	$20	$0
Pay(1)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/18/2031	6,200	27	6	33	8	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	09/20/2027	JPY	64,000	(1)	7	6	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028	60,000	(1)	9	8	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028	590,000	(7)	78	71	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029	274,770	(15)	68	53	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031	420,000	8	156	164	5	0
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028	$1,240	(16)	(32)	(48)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028	9,100	(115)	(224)	(339)	0	(10)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.290	Annual	05/31/2030	2,754	0	12	12	4	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.375	Annual	05/31/2030	3,619	4	0	4	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032	11,692	(12)	(105)	(117)	21	0
Pay	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034	2,700	(25)	(117)	(142)	0	(6)

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		2,000	139	(45)	94	4	0
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053		1,000	63	299	362	3	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053		2,900	41	40	81	10	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.075	Annual	11/15/2053		2,508	19	24	43	9	0
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053		1,130	70	348	418	3	0
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		9,500	182	2,014	2,196	28	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		2,300	61	211	272	7	0
Receive	6-Month EUR-EURIBOR	2.112	Annual	09/02/2027	EUR	3,500	0	8	8	0	0
Receive	6-Month EUR-EURIBOR	2.120	Annual	09/03/2027		5,500	0	12	12	1	0
Pay(1)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		21,900	(5)	(458)	(463)	0	(30)
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		2,100	130	1,263	1,393	5	0
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		2,200	1	1,456	1,457	5	0
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		3,860	241	2,312	2,553	9	0
Receive(1)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		2,180	(33)	163	130	7	0
Receive	CPTFEMU	2.975	Maturity	08/15/2027		2,100	8	(36)	(28)	0	(1)
Pay	CPTFEMU	1.380	Maturity	03/15/2031		540	(5)	(107)	(112)	1	0
Receive	CPTFEMU	2.600	Maturity	05/15/2032		340	0	(2)	(2)	0	0
Receive	CPTFEMU	2.049	Maturity	08/15/2034		2,600	(1)	(46)	(47)	0	(2)
Receive	CPTFEMU	2.034	Maturity	09/15/2034		1,800	(6)	(23)	(29)	0	(1)
Pay	CPTFEMU	2.487	Maturity	05/15/2037		40	0	1	1	0	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		300	0	17	17	1	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		900	(7)	61	54	3	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052		80	0	2	2	0	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052		900	0	106	106	2	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053		800	5	124	129	2	0
Pay	CPTFEMU	2.763	Maturity	09/15/2053		600	3	107	110	1	0
Pay	CPTFEMU	2.682	Maturity	10/15/2053		300	0	47	47	1	0
Pay	CPTFEMU	2.736	Maturity	10/15/2053		400	4	65	69	1	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		$4,110	1	399	400	0	0
Pay	CPURNSA	1.997	Maturity	07/25/2029		2,300	2	(339)	(337)	0	(4)
Pay	CPURNSA	1.882	Maturity	11/20/2029		9,400	10	(1,523)	(1,513)	0	(14)
Receive	CPURNSA	2.311	Maturity	02/24/2031		3,700	3	444	447	7	0
Receive	CPURNSA	2.668	Maturity	05/14/2031		5,000	0	394	394	9	0
Receive	UKRPI	3.365	Maturity	09/15/2027	GBP	1,700	0	(23)	(23)	0	(1)
Pay	UKRPI	3.500	Maturity	08/15/2034		1,900	11	85	96	2	0
Pay	UKRPI	3.466	Maturity	09/15/2034		800	0	36	36	0	0

							$690	$7,488	$8,178	$189	$(70)

Total Swap Agreements							$690	$7,488	$8,178	$189	$(70)

(e)

Securities with an aggregate market value of $2,462 and cash of $1,158 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.

(1)	This instrument has a forward starting effective date.
(2)	Unsettled variation margin liability of $(8) for closed futures is outstanding at period end.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

AZD		01/2026			$532		JPY	82,660	$0		$(4)
BOA		01/2026		KRW	150,154		$103		0		(1)
		01/2026		PLN	622		170		0		(3)
		01/2026		THB	1,948		60		0		(2)
		01/2026		TWD	10,059		330		10		0
		01/2026			$205		EUR	174	0		0
		01/2026			760		PLN	2,781	15		0
		01/2026			34		TWD	1,076	0		0
		01/2026			130		ZAR	2,167	1		0
		02/2026		ILS	531		$167		0		0
		04/2026			$48		MXN	885	1		0
BPS		01/2026		AUD	1,427		$928		0		(25)
		01/2026		CHF	64		81		0		0
		01/2026		CNH	5,027		713		0		(8)
		01/2026		IDR	555,676		33		0		0
		01/2026		ILS	1,476		455		0		(8)
		01/2026		INR	44,613		495		0		0
		01/2026		JPY	54,500		353		4		0

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2025 (Unaudited)

	01/2026	NZD	803		456	0	(6)
	01/2026	PLN	830		227	0	(4)
	01/2026	TWD	34,085		1,122	36	0
	01/2026		$238	CAD	326	0	0
	01/2026		1,031	CNH	7,212	3	0
	01/2026		70	INR	6,324	0	0
	01/2026		712	PLN	2,594	11	0
	01/2026		1,193	TWD	37,451	2	(2)
	01/2026		289	ZAR	4,811	2	0
	01/2026	ZAR	2,020		$121	0	(1)
	02/2026		$159	INR	14,309	0	0
	02/2026		404	TWD	12,673	0	(1)
	03/2026	TWD	6,641		$214	3	0
BRC	01/2026	EUR	167		194	0	(3)
	01/2026	ILS	226		70	0	(1)
	01/2026		$19	PLN	69	0	0
	01/2026		23	ZAR	391	1	0
	02/2026	ILS	236		$73	0	(1)
	03/2026		$417	MXN	7,718	9	0
	03/2026		1,828	TRY	84,099	16	0
BSH	01/2026	JPY	272,636		$1,752	10	0
CBK	01/2026	EUR	396		461	0	(4)
	01/2026	NZD	311		179	0	0
	01/2026	TWD	51,732		1,702	55	0
	01/2026		$437	CNH	3,051	1	0
	01/2026		2,971	INR	265,520	2	(27)
	01/2026		50	PLN	179	0	0
	01/2026		0	THB	3	0	0
	01/2026		361	TWD	11,279	0	(2)
	02/2026	ILS	417		$131	0	0
	02/2026		$10	TWD	324	0	0
	03/2026	TWD	7,218		$232	2	0
	03/2026		$257	TWD	8,078	0	0
DUB	01/2026	ILS	395		$123	0	(1)
	01/2026	KRW	320,955		219	0	(3)
	01/2026	NZD	260		150	1	0
	01/2026		$259	ILS	827	0	0
	01/2026		912	INR	81,206	0	(11)
	01/2026		458	KRW	672,674	9	0
	01/2026		160	ZAR	2,713	4	0
	02/2026	ILS	826		$259	0	0
	02/2026		$14	TWD	437	0	0
FAR	01/2026	AUD	2,909		$1,890	0	(52)
	01/2026	CHF	72		90	0	(1)
	01/2026	CNH	2,506		356	0	(4)
	01/2026	NZD	754		432	0	(2)
	01/2026		$137	ILS	440	1	0
	01/2026		1,346	MXN	24,960	37	0
	01/2026		680	PLN	2,498	16	0
	01/2026		207	ZAR	3,485	3	0
	02/2026	ILS	440		$137	0	(1)
GLM	01/2026		277		86	0	(1)
	01/2026		$280	CHF	225	4	0
	01/2026		351	CNH	2,474	4	0
	01/2026		194	PLN	708	3	0
	01/2026		70	THB	2,237	1	0
	01/2026		21	ZAR	359	1	0
	02/2026	BRL	1,100		$199	0	0
	02/2026		$263	MXN	4,874	7	0
	03/2026	BRL	123		$22	0	0
	03/2026		$4,066	BRL	22,531	0	(8)
	03/2026		197	MXN	3,659	5	0
	04/2026		407		7,512	6	0
JPM	01/2026	CNH	10,432		$1,481	0	(16)
	01/2026	ILS	2,337		716	0	(18)
	01/2026	INR	15,029		169	2	0
	01/2026	KRW	126,709		88	0	0
	01/2026	NOK	483		47	0	(1)
	01/2026	NZD	449		260	2	0
	01/2026	PLN	1,503		410	0	(9)
	01/2026		$410	CNH	2,883	3	0
	01/2026		367	INR	32,658	0	(4)
	01/2026		617	PLN	2,267	15	0
	02/2026		88	KRW	126,543	0	(1)
	02/2026		453	MXN	8,400	11	0
	03/2026		267		4,890	3	0
	04/2026		153		2,821	2	0
MBC	01/2026	CAD	4,887		$3,472	0	(90)
	01/2026	CHF	95		120	0	0
	01/2026	GBP	253		340	0	(1)
	01/2026	JPY	80,130		516	4	0
	01/2026	NZD	311		180	1	0
	01/2026	SGD	5,440		4,193	0	(42)
	01/2026		$56	INR	5,034	0	0
	01/2026		137	PLN	503	3	0
	01/2026		121	THB	3,908	3	0

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2025 (Unaudited)

01/2026	53	TWD	1,659	0	0
02/2026	121	MXN	2,236	3	0
03/2026	111	2,047	2	0
04/2026	121	2,238	2	0
MYI	01/2026	3	JPY	457	0	0
02/2026	ILS	837	$260	0	(3)
NGF	01/2026	KRW	526,134	360	0	(5)
01/2026	$307	KRW	451,208	6	0
SCX	01/2026	CNH	4,997	$709	0	(8)
01/2026	IDR	924,242	55	0	0
01/2026	INR	2,728	30	0	0
01/2026	JPY	370,690	2,379	11	0
01/2026	TWD	10,905	358	11	0
01/2026	$49	INR	4,449	0	0
SOG	01/2026	EUR	14,514	$16,804	0	(260)
01/2026	JPY	791,153	5,059	4	0
01/2026	$1,981	GBP	1,513	58	0
02/2026	121	MXN	2,238	3	0
03/2026	MXN	86	$5	0	0
UAG	01/2026	CHF	377	$471	0	(6)
01/2026	PLN	622	170	0	(3)
01/2026	$293	PLN	1,057	1	0
01/2026	39	ZAR	683	2	0
02/2026	111	MXN	2,057	3	0

Total Forward Foreign Currency Contracts	$441	$(654)

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	9,000	$(409)	$(93)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440%	01/25/2027	1,400	$(13)	$(6)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.440	01/25/2027	1,400	(12)	(8)
GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	01/07/2027	12,600	(114)	(39)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.350	01/07/2027	12,600	(114)	(80)
Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.500	01/14/2027	5,100	(47)	(24)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.500	01/14/2027	5,100	(47)	(23)

$(347)	$(180)

Total Written Options	$(756)	$(273)

(g)

Securities with an aggregate market value of $267 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	December 31, 2025 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$6	$0	$6
Industrials	0	1,903	0	1,903
U.S. Government Agencies	0	66,548	0	66,548
U.S. Treasury Obligations	0	358,379	0	358,379
Non-Agency Mortgage-Backed Securities	0	8,882	0	8,882
Asset-Backed Securities
CMBS Other	0	7,161	0	7,161
Home Equity Other	0	10,498	0	10,498
Whole Loan Collateral	0	839	0	839
Other ABS	0	8,220	0	8,220
Sovereign Issues	0	22,918	0	22,918
Preferred Securities
Banking & Finance	0	162	0	162
Short-Term Instruments
Mutual Funds	0	552	0	552

	$0	$486,068	$0	$486,068
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$442	$0	$0	$442

Total Investments	$442	$486,068	$0	$486,510

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	97	253	0	350
Over the counter	0	441	0	441

	$97	$694	$0	$791
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(50)	(136)	0	(186)
Over the counter	0	(927)	0	(927)

	$(50)	$(1,063)	$0	$(1,113)

Total Financial Derivative Instruments	$47	$(369)	$0	$(322)

Totals	$489	$485,699	$0	$486,188

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

Schedule of Investments PIMCO Long-Term U.S. Government Fund	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 185.2% ¤
CORPORATE BONDS & NOTES 1.4%
INDUSTRIALS 1.4%
Beignet Investor LLC 6.581% due 05/30/2049	$7,970	$8,428
Vessel Management Services, Inc. 3.432% due 08/15/2036	3,023	2,710

Total Corporate Bonds & Notes (Cost $10,993)		11,138

U.S. GOVERNMENT AGENCIES 22.3%
Federal Farm Credit Banks Funding Corp. 5.125% due 07/09/2029	675	707
Federal Home Loan Mortgage Corp.
5.762% due 01/01/2028 •	2	2
5.771% due 01/01/2028 •	2	2
6.500% due 01/01/2035	1	1
Federal Home Loan Mortgage Corp. Military Housing Bonds Resecuritization Trust Certificates 4.304% due 10/25/2052 ~	6,286	5,471
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 2.903% due 07/25/2054 ~	2,152	2,094
Federal Home Loan Mortgage Corp. REMICS
0.962% due 12/15/2042 •	1,671	1,479
3.500% due 05/15/2042 - 01/15/2048	16,364	15,038
4.000% due 07/15/2042	5,009	4,872
4.288% due 10/15/2043 •	1,067	1,046
4.498% due 01/15/2033 •	9	9
4.500% due 02/15/2035 - 07/15/2035	338	338
4.598% due 04/15/2029 - 12/15/2032 •	7	7
4.648% due 06/15/2031 •	3	3
5.500% due 06/15/2035	7,372	7,663
6.000% due 05/15/2028	4	4
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
5.229% due 10/25/2044 •	602	556
5.429% due 07/25/2044 •	149	145
6.500% due 10/25/2043	25	26
Federal National Mortgage Association
2.500% due 11/01/2046	100	87
5.276% due 06/01/2043 •	32	33
5.277% due 03/01/2044 •	39	39
6.305% due 07/01/2035 •	6	6
6.349% due 11/01/2034 •	15	15
6.395% due 04/01/2028 •	1	1
6.500% due 01/01/2032 - 08/01/2037	19	20
6.848% due 12/01/2027 •	4	4
7.000% due 02/01/2038	5	5
Federal National Mortgage Association REMICS
3.500% due 06/25/2044	3,566	3,312
4.000% due 09/25/2044 - 10/25/2044	5,671	5,497
4.109% due 07/25/2037 •	29	29
4.250% due 04/25/2037	94	94
4.439% due 10/25/2030 •	1	1
4.889% due 04/25/2032 •	1	1
6.500% due 07/25/2031	83	85
7.000% due 05/18/2027	1	1
Federal National Mortgage Association REMICS Trust 6.750% due 06/25/2032	231	243
Government National Mortgage Association
4.750% due 10/20/2027 - 11/20/2027 •	4	4
5.375% (H15T1Y + 1.500%) due 08/20/2026 - 09/20/2026 ~	1	1
5.625% due 01/20/2027 - 05/20/2030 •	23	23
6.500% due 08/20/2034 - 09/20/2034	3	3
Government National Mortgage Association REMICS
4.000% due 08/20/2044 - 09/20/2044	5,917	5,637
6.000% due 08/20/2033	399	398
Government National Mortgage Association, TBA
4.000% due 02/01/2056	8,000	7,556
4.500% due 02/01/2056	2,500	2,434
Resolution Funding Corp. Interest STRIPS 0.000% due 10/15/2028 (a)	6,371	5,764
Tennessee Valley Authority Principal STRIPS 0.000% due 05/01/2030 (b)	7,400	6,267

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	December 31, 2025 (Unaudited)

Uniform Mortgage-Backed Security, TBA
4.500% due 02/01/2056	14,200	13,851
5.000% due 02/01/2056	19,200	19,130
5.500% due 02/01/2056	700	709
6.000% due 02/01/2056 - 03/01/2056	60,800	62,403
6.500% due 02/01/2056	6,300	6,549

Total U.S. Government Agencies (Cost $181,722)		179,665

U.S. TREASURY OBLIGATIONS 157.6%
U.S. Treasury Bonds
1.125% due 05/15/2040	10,470	6,647
1.125% due 08/15/2040	99,760	62,701
1.375% due 11/15/2040 (f)	9,060	5,884
1.750% due 08/15/2041	60,400	40,776
1.875% due 02/15/2051	19,100	10,679
2.000% due 11/15/2041	45,200	31,562
2.000% due 02/15/2050	310	182
2.250% due 08/15/2049	55,590	34,878
2.250% due 02/15/2052	4,500	2,732
2.375% due 02/15/2042	28,000	20,620
2.375% due 05/15/2051	2,400	1,513
2.500% due 05/15/2046	2,028	1,407
2.750% due 08/15/2047	150	107
2.875% due 05/15/2052	20,400	14,261
3.000% due 11/15/2045	680	520
3.000% due 02/15/2048	150	112
3.000% due 08/15/2048	47,000	34,813
3.000% due 02/15/2049	64,144	47,269
3.000% due 08/15/2052	60,000	42,995
3.125% due 02/15/2043	59,600	48,222
3.250% due 05/15/2042	22,800	19,022
3.375% due 11/15/2048	111,700	88,409
3.625% due 08/15/2043	15,300	13,212
3.625% due 02/15/2053	51,800	41,954
3.625% due 05/15/2053	19,400	15,700
3.875% due 02/15/2043	33,100	29,788
3.875% due 05/15/2043	60,400	54,202
4.000% due 11/15/2042	65,000	59,598
4.000% due 11/15/2052	51,650	44,813
4.125% due 08/15/2053	13,000	11,512
4.250% due 02/15/2054	18,300	16,550
4.375% due 05/15/2041	29,580	28,831
4.375% due 08/15/2043	39,300	37,552
4.500% due 02/15/2044	48,100	46,550
4.500% due 11/15/2054	5,800	5,472
4.625% due 05/15/2044	2,800	2,750
4.625% due 11/15/2044	10,500	10,293
4.625% due 11/15/2045	2,400	2,346
4.625% due 05/15/2054	4,600	4,431
4.625% due 02/15/2055	8,900	8,575
4.750% due 02/15/2041	10,750	10,945
4.750% due 02/15/2045	18,500	18,412
4.750% due 08/15/2055	25,500	25,078
4.875% due 08/15/2045	3,040	3,070
U.S. Treasury Inflation Protected Securities (c)
0.625% due 07/15/2032	1,569	1,472
1.125% due 01/15/2033	23,239	22,306
1.750% due 01/15/2034	20,444	20,336
1.875% due 07/15/2034	1,038	1,042
2.125% due 01/15/2035	1,857	1,891
U.S. Treasury Notes
1.500% due 11/30/2028	20,700	19,540
2.375% due 03/31/2029	24,500	23,609
2.625% due 05/31/2027 (f)	2,200	2,174
3.250% due 06/30/2029	20,800	20,566
3.625% due 03/31/2030 (f)	3,900	3,893
3.750% due 05/31/2030 (f)	3,900	3,910
3.750% due 06/30/2030 (f)	6,600	6,617
3.875% due 09/30/2029	53,200	53,667
4.000% due 06/30/2032	26,200	26,355
4.000% due 02/15/2034	38,100	37,990
4.125% due 11/15/2027	200	202
4.125% due 10/31/2029	500	509
4.125% due 08/31/2030 (f)	6,200	6,310
4.250% due 08/15/2035	5,100	5,137
4.375% due 11/30/2030	400	412
4.625% due 09/30/2030	2,700	2,806
4.875% due 10/31/2030	2,700	2,837

Total U.S. Treasury Obligations (Cost $1,420,246)		1,270,526

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.6%
Ashford Hospitality Trust 4.823% due 04/15/2035 •	84	84

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	December 31, 2025 (Unaudited)

Atrium Hotel Portfolio Trust 4.978% due 12/15/2036 •	617	609
Bank 4.046% due 03/15/2061 ~	800	798
BBCMS Mortgage Trust 5.015% due 09/15/2058	1,800	1,843
Bear Stearns ALT-A Trust 4.791% due 09/25/2035 ~	157	84
Bear Stearns ARM Trust 6.125% due 04/25/2033 ~	2	2
Benchmark Mortgage Trust
4.016% due 03/15/2052	3,700	3,645
5.926% due 03/15/2057	2,000	2,091
BMO Mortgage Trust 7.055% due 11/15/2056 ~	1,800	1,924
CHL Mortgage Pass-Through Trust
4.426% due 04/25/2035 •	4	4
4.486% due 03/25/2035 •	229	213
COMM Mortgage Trust 3.140% due 10/10/2036	2,800	2,677
Countrywide Alternative Loan Trust 4.266% due 05/25/2035 •	118	115
HarborView Mortgage Loan Trust 4.286% due 05/19/2035 •	114	111
Hilton USA Trust 3.719% due 11/05/2038	2,130	2,116
Impac CMB Trust 4.346% due 10/25/2035 •	595	551
JP Morgan Mortgage Trust 6.033% due 07/25/2035 ~	20	20
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	81	79
2.750% due 11/25/2059 ~	557	538
Nomura Asset Acceptance Corp. Alternative Loan Trust 4.343% due 10/25/2035 ~	407	367
RALI Trust
4.146% due 08/25/2035 •	126	87
6.000% due 06/25/2036	251	206
Sequoia Mortgage Trust 4.548% due 07/20/2033 •	42	42
Sequoia Mortgage Trust 5 4.546% due 10/19/2026 •	2	2
Structured Adjustable Rate Mortgage Loan Trust 4.286% due 05/25/2037 •	335	315
Structured Asset Mortgage Investments II Trust 4.286% due 05/25/2036 •	53	44
Structured Asset Mortgage Investments Trust
4.506% due 09/19/2032 •	1	1
4.686% due 10/19/2033 •	30	28
Towd Point Mortgage Trust 3.100% due 01/25/2060 ~	900	829
WaMu Mortgage Pass-Through Certificates Trust
4.366% due 11/25/2045 •	9	8
5.029% due 02/25/2046 •	277	257
5.077% due 08/25/2046 •	154	135
5.429% due 06/25/2042 •	3	3
Worldwide Plaza Trust 3.526% due 11/10/2036	1,600	1,287

Total Non-Agency Mortgage-Backed Securities (Cost $22,131)		21,115

ASSET-BACKED SECURITIES 1.2%
AUTOMOBILE SEQUENTIAL 0.3%
Avis Budget Rental Car Funding AESOP LLC 6.020% due 02/20/2030	1,700	1,784
Hertz Vehicle Financing LLC 2.330% due 06/26/2028	1,200	1,173

		2,957

HOME EQUITY OTHER 0.3%
Bear Stearns Asset-Backed Securities Trust 4.846% due 11/25/2042 •	73	74
C-BASS Trust 3.966% due 11/25/2036 •	9	4
MASTR Asset-Backed Securities Trust 4.671% due 10/25/2034 •	589	578
Merrill Lynch Mortgage Investors Trust 4.776% due 07/25/2035 •	381	382
Soundview Home Loan Trust 3.966% due 11/25/2036 •	126	34
Towd Point Mortgage Trust 5.348% due 07/25/2065 þ	1,254	1,263

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	December 31, 2025 (Unaudited)

Washington Mutual Asset-Backed Certificates Trust 3.851% due 10/25/2036 •	69	24

		2,359

OTHER ABS 0.6%
ECMC Group Student Loan Trust 4.739% due 02/27/2068 •	406	404
Invitation Homes Trust 4.000% due 09/17/2041	3,195	3,148
Massachusetts Educational Financing Authority 5.525% due 04/25/2038 •	29	29
Pagaya AI Debt Trust 6.258% due 10/15/2031	349	351
Slam Ltd. 5.807% due 05/15/2050	965	991

		4,923

Total Asset-Backed Securities (Cost $10,245)		10,239

	SHARES
SHORT-TERM INSTRUMENTS 0.1%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.850% (d)	473,500	473

Total Short-Term Instruments (Cost $473)		473

Total Investments in Securities (Cost $1,645,810)		1,493,156

INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	66,744	650

Total Short-Term Instruments (Cost $650)		650

Total Investments in Affiliates (Cost $650)		650

Total Investments 185.3% (Cost $1,646,460)		$1,493,806
Financial Derivative Instruments (e)(g) 0.1%(Cost or Premiums, net $(527))		880
Other Assets and Liabilities, net (85.4)%		(688,555)

Net Assets 100.0%		$806,131

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BSN	3.810%	01/02/2026	01/16/2026	$(50,201)	$(50,201)
3.930	12/18/2025	01/02/2026	(68,817)	(68,930)
CIB	3.930	12/17/2025	01/07/2026	(6,769)	(6,781)
JPS	3.810	01/02/2026	01/07/2026	(5,234)	(5,234)
3.890	12/22/2025	01/05/2026	(25,595)	(25,626)
3.930	12/22/2025	01/05/2026	(25,151)	(25,181)
3.930	12/31/2025	01/05/2026	(34,056)	(34,063)
4.010	12/30/2025	01/06/2026	(375,566)	(375,691)
NXN	3.820	01/02/2026	01/09/2026	(63,760)	(63,760)
3.930	12/18/2025	01/02/2026	(63,461)	(63,565)
STR	3.840	01/02/2026	01/05/2026	(15,915)	(15,915)

Total Reverse Repurchase Agreements	$(734,947)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies 0.0%
Uniform Mortgage-Backed Security, TBA	2.500%	01/01/2056	$100	$(85)	$(85)

Total Short Sales 0.0%	$(85)	$(85)

(1)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(606,035) at a weighted average interest rate of 4.418%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Unsettled reverse repurchase agreements liability of $(135,110) is outstanding at period end.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note February Futures	$111.500	01/23/2026	116	$116	$(19)	$(18)
Put - CBOE U.S. Treasury 10-Year Note February Futures	112.000	01/23/2026	33	33	(6)	(10)
Call - CBOE U.S. Treasury 10-Year Note February Futures	113.500	01/23/2026	149	149	(28)	(12)

Total Written Options	$(53)	$(40)

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	December 31, 2025 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

3-Month SOFR Active Contract June Futures				09/2027	214	$51,817	$(39)		$0	$(13)
3-Month SOFR Active Contract March Futures				06/2027	214	51,833	(25)		0	(13)
3-Month SOFR Active Contract September Futures				12/2027	214	51,791	(39)		0	(16)
U.S. Treasury 2-Year Note March Futures				03/2026	53	11,066	9		0	(4)
U.S. Treasury 10-Year Note March Futures				03/2026	26	2,923	(6)		0	(4)

							$(100)		$0	$(50)

SHORT FUTURES CONTRACTS
								Variation Margin(2)
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 5-Year Note March Futures				03/2026	186	$(20,331)	$51		$22	$0
U.S. Treasury Long-Term Bond March Futures				03/2026	900	(104,034)	1,138		197	0
U.S. Treasury Ultra Long-Term Bond March Futures				03/2026	519	(61,242)	1,205		194	0
U.S. Ultra Treasury 10-Year Note March Futures				03/2026	1,487	(171,028)	910		279	0

							$3,304		$692	$0

Total Futures Contracts							$3,204		$692	$(50)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin(2)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	0.400%	Semi-Annual	03/30/2026	$17,040	$30	$290	$320	$4	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028	2,900	0	(11)	(11)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028	5,900	0	(25)	(25)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028	28,800	0	(126)	(126)	21	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	05/31/2028	54,100	0	(263)	(263)	40	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028	28,800	0	(150)	(150)	21	0
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	05/31/2028	28,800	0	(152)	(152)	21	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028	2,300	0	(20)	(20)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	2.395	Semi-Annual	10/25/2028	15,300	(190)	(363)	(553)	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	13,600	(267)	87	(180)	18	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030	1,900	(4)	(21)	(25)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.800	Annual	02/28/2031	22,340	131	(380)	(249)	37	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	03/30/2031	9,590	76	1,389	1,465	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031	1,600	0	13	13	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.441	Semi-Annual	07/21/2031	6,800	(23)	836	813	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032	8,295	(8)	(75)	(83)	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.610	Annual	12/12/2032	2,500	(12)	10	(2)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033	400	(2)	(3)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	1,200	(5)	(11)	(16)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034	500	(2)	8	6	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034	790	(4)	5	1	2	0

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	December 31, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	1,100	(4)	21	17	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034	1,200	(4)	16	12	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034	300	(1)	4	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034	400	(1)	4	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	1,400	(7)	61	54	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034	500	(2)	21	19	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034	1,100	(5)	43	38	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034	1,200	(5)	47	42	3	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035	100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035	1,200	(5)	(5)	(10)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035	500	(2)	(3)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035	800	(3)	(2)	(5)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035	1,100	(3)	(7)	(10)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035	700	(2)	16	14	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/15/2049	1,800	0	228	228	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.464	Annual	11/15/2049	4,100	0	459	459	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.527	Annual	11/15/2049	900	0	92	92	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	10/23/2053	5,700	(99)	2,422	2,323	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	11/15/2053	4,300	(20)	654	634	13	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.975	Annual	11/15/2053	2,600	54	37	91	9	0
Pay	1-Day USD-SOFR Compounded-OIS	3.992	Annual	11/15/2053	6,200	0	(188)	(188)	0	(21)
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.085	Annual	11/15/2053	7,355	13	113	126	25	0

Total Swap Agreements						$(376)	$5,069	$4,693	$338	$(37)

(f)

Securities with an aggregate market value of $16,029 and cash of $2,654 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.

(1)	This instrument has a forward starting effective date.
(2)	Unsettled variation margin asset of $2 for closed futures is outstanding at period end.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description			Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 10-Year Interest Rate Swap			3-Month USD-SOFR	Receive	3.551%	01/05/2026	1,500	$(4)	$0
	Put - OTC 10-Year Interest Rate Swap			3-Month USD-SOFR	Pay	3.831	01/05/2026	1,500	(4)	(1)
	Call - OTC 10-Year Interest Rate Swap			3-Month USD-SOFR	Receive	3.622	01/29/2026	2,000	(4)	(3)
	Put - OTC 10-Year Interest Rate Swap			3-Month USD-SOFR	Pay	3.882	01/29/2026	2,000	(4)	(6)
FAR	Call - OTC 10-Year Interest Rate Swap			3-Month USD-SOFR	Receive	3.580	01/05/2026	2,100	(5)	0
	Put - OTC 10-Year Interest Rate Swap			3-Month USD-SOFR	Pay	3.860	01/05/2026	2,100	(5)	0
GLM	Call - OTC 10-Year Interest Rate Swap			3-Month USD-SOFR	Receive	3.548	01/02/2026	3,000	(7)	0
	Put - OTC 10-Year Interest Rate Swap			3-Month USD-SOFR	Pay	3.848	01/02/2026	3,000	(7)	0
	Call - OTC 10-Year Interest Rate Swap			3-Month USD-SOFR	Receive	3.578	01/12/2026	1,500	(3)	0
	Put - OTC 10-Year Interest Rate Swap			3-Month USD-SOFR	Pay	3.878	01/12/2026	1,500	(3)	(2)
	Call - OTC 10-Year Interest Rate Swap			3-Month USD-SOFR	Receive	3.648	01/15/2026	2,000	(6)	(1)

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	December 31, 2025 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.928	01/15/2026	2,000	(6)	(2)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.625	01/08/2026	1,900	(5)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.925	01/08/2026	1,900	(5)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.639	01/12/2026	3,000	(7)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.919	01/12/2026	3,000	(7)	(2)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.498	01/05/2026	3,600	(8)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.798	01/05/2026	3,600	(8)	(5)

Total Written Options	$(98)	$(23)

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$11,138	$0	$11,138
U.S. Government Agencies	0	179,665	0	179,665
U.S. Treasury Obligations	0	1,270,526	0	1,270,526
Non-Agency Mortgage-Backed Securities	0	21,115	0	21,115
Asset-Backed Securities
Automobile Sequential	0	2,957	0	2,957
Home Equity Other	0	2,359	0	2,359
Other ABS	0	4,923	0	4,923
Short-Term Instruments
Mutual Funds	0	473	0	473

$0	$1,493,156	$0	$1,493,156
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$650	$0	$0	$650

Total Investments	$650	$1,493,156	$0	$1,493,806

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(85)	$0	$(85)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$1,030	$0	$1,030

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(127)	0	(127)
Over the counter	0	(23)	0	(23)

$0	$(150)	$0	$(150)

Total Financial Derivative Instruments	$0	$880	$0	$880

Totals	$650	$1,493,951	$0	$1,494,601

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

Schedule of Investments PIMCO Low Duration Credit Fund	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 88.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 49.8%
Action Environmental Group, Inc. 6.922% - 7.422% (TSFR3M + 3.250%) due 10/24/2030 ~	$547	$549
Ahead DB Holdings LLC 6.172% - 8.338% (TSFR3M + 2.500%) due 02/03/2031 ~	292	292
AI Aqua Merger Sub, Inc. 6.854% - 7.500% (TSFR3M + 3.000%) due 07/31/2028 ~	588	590
AL GCX Holdings LLC 6.868% due 12/17/2032	125	125
Alliant Holdings Intermediate LLC 6.216% - 8.247% (TSFR1M + 2.500%) due 09/19/2031 ~	950	954
Allied Universal Holdco LLC 6.966% - 7.384% (TSFR1M + 3.250%) due 08/20/2032 ~	299	301
Altice France SA 10.860% (TSFR3M + 6.875%) due 05/31/2031 ~	374	374
American Axle & Manufacturing, Inc. TBD% due 02/24/2032	350	351
AP Core Holdings II LLC 9.331% (TSFR1M + 5.500%) due 09/01/2027 ~	43	43
Armor Holding II LLC 7.422% (TSFR3M + 3.750%) due 12/10/2031 ~	454	456
Ascend Learning LLC 6.716% - 7.590% (TSFR1M + 3.000%) due 12/11/2028 ~	292	294
Aspire Bakeries Holdings LLC 7.221% (TSFR1M + 3.500%) due 12/23/2030 ~	595	600
Asurion LLC 7.966% (TSFR1M + 4.250%) due 09/19/2030 ~	593	594
AthenaHealth Group, Inc. 6.466% - 7.831% (TSFR1M + 2.750%) due 02/15/2029 ~	347	348
Avalara, Inc.
TBD% - 7.905% (TSFR3M + 2.750%) due 03/26/2032 ~	299	300
Avis Budget Car Rental LLC 6.216% - 8.247% (TSFR1M + 2.500%) due 07/16/2032 ~	323	323
B&G Foods, Inc. 7.216% (TSFR1M + 3.500%) due 10/10/2029 ~	323	313
Barnes Group, Inc. 6.466% - 7.831% (TSFR1M + 2.750%) due 01/27/2032 ~	408	410
Bausch & Lomb Corp.
7.716% (TSFR1M + 4.000%) due 09/29/2028 ~	683	685
7.966% (TSFR1M + 4.250%) due 01/15/2031 ~	323	327
BCPE Empire Holdings, Inc. 6.966% - 7.384% (TSFR1M + 3.250%) due 12/11/2030 ~	720	713
Beach Acquisition Bidco LLC 6.922% - 7.422% (TSFR3M + 3.250%) due 09/12/2032 ~	50	50
Belron Finance LLC 6.120% - 8.639% (TSFR3M + 2.250%) due 10/16/2031 ~	469	472
Blackfin Pipeline LLC 6.750% - 7.566% (TSFR1M + 3.000%) due 09/29/2032 ~	325	326
Blackhawk Network Holdings, Inc. 7.672% (TSFR3M + 4.000%) due 03/12/2029 ~	394	396
Boxer Parent Co., Inc. 6.822% - 7.566% (TSFR3M + 3.000%) due 07/30/2031 ~	278	277
BroadStreet Partners, Inc. 6.466% - 7.816% (TSFR1M + 2.750%) due 06/13/2031 ~	148	148
Cengage Learning, Inc. 7.227% (TSFR1M + 3.500%) due 03/24/2031 ~	420	422
Central Parent, Inc. 6.922% - 7.466% (TSFR3M + 3.250%) due 07/06/2029 ~	511	434
Century De Buyer LLC 6.840% - 7.517% (TSFR3M + 3.000%) due 10/30/2030 ~	123	123
Charter NEX U.S., Inc. 6.500% - 7.730% (TSFR1M + 2.750%) due 11/29/2030 ~	486	488
Chobani LLC 5.966% - 8.891% (TSFR1M + 2.250%) due 10/28/2032 ~	725	730
Clarios Global LP 6.466% - 7.772% (TSFR1M + 2.750%) due 01/28/2032 ~	399	402
Cloud Software Group, Inc.
6.922% - 7.422% (TSFR3M + 3.250%) due 03/21/2031 ~	342	343
6.922% - 7.422% (TSFR3M + 3.250%) due 08/13/2032 ~	698	700
Clover Holdings 2 LLC
TBD% - 10.448% due 12/10/2029 ~µ	32	31
7.522% (TSFR1M + 3.750%) due 12/09/2031 ~	373	374
Clydesdale Acquisition Holdings, Inc.
TBD% - 9.859% (TSFR1M + 3.250%) due 04/01/2032 ~µ	5	5

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	December 31, 2025 (Unaudited)

6.891% - 7.480% (TSFR1M + 3.175%) due 04/13/2029 ~	1,017	1,019
CommScope, Inc. 8.466% (TSFR1M + 4.750%) due 12/17/2029 ~	670	672
Cotiviti Corp. 6.623% - 7.716% (TSFR1M + 2.750%) due 05/01/2031 ~	805	776
Covia Holdings Corp.
TBD% - 7.672% (TSFR3M + 2.750%) due 02/26/2032 ~	398	396
CP Atlas Buyer, Inc. 8.966% (TSFR1M + 5.250%) due 07/08/2030 ~	399	387
CPPIB OVM Member U.S. LLC 6.172% - 8.338% (TSFR3M + 2.500%) due 08/20/2031 ~	568	572
Crown Subsea Communications Holding, Inc. 7.216% (TSFR1M + 3.500%) due 01/30/2031 ~	297	300
CSC Holdings LLC 8.250% (PRIME + 1.500%) due 04/15/2027 ~	148	130
Cyberswift U.S. Finco LLC 7.905% (TSFR3M + 4.000%) due 10/08/2032 ~	325	325
Darktrace PLC 7.185% - 7.198% (TSFR3M + 3.250%) due 10/09/2031 ~	372	374
Dayforce, Inc. TBD% due 08/20/2032	225	225
Delta TopCo, Inc. 6.439% - 7.852% (TSFR3M + 2.750%) due 11/30/2029 ~	394	393
DG Investment Intermediate Holdings 2, Inc. 7.466% (TSFR1M + 3.750%) due 07/09/2032 ~	100	100
Disco Parent, Inc. 7.072% (TSFR3M + 3.250%) due 08/06/2032 «~	50	50
Ellucian Holdings, Inc. 6.466% - 7.769% (TSFR1M + 2.750%) due 10/08/2029 ~	298	301
EMG Utica LLC 7.672% (TSFR3M + 4.000%) due 04/01/2030 «~	99	101
Envision Healthcare Corp.
11.862% (TSFR3M + 7.875%) due 07/20/2026 «~	206	206
11.862% (TSFR3M + 7.875%) due 11/03/2028 «~	838	863
EOC Borrower LLC 6.716% - 7.590% (TSFR1M + 3.000%) due 03/24/2032 ~	124	125
Fertitta Entertainment LLC 6.966% - 7.384% (TSFR1M + 3.250%) due 01/27/2029 ~	292	292
Fiesta Purchaser, Inc. 6.466% - 7.769% (TSFR1M + 2.750%) due 02/12/2031 ~	443	444
Finastra USA, Inc. 7.723% (TSFR3M + 4.000%) due 09/15/2032 ~	625	613
First Advantage Holdings LLC 6.466% - 7.769% (TSFR1M + 2.750%) due 10/31/2031 ~	460	456
First Student Bidco, Inc. 6.172% - 8.338% (TSFR3M + 2.500%) due 08/15/2030 ~	1,095	1,100
Fortress Intermediate 3, Inc. 6.784% - 7.566% (TSFR1M + 3.000%) due 06/27/2031 ~	569	570
Gainwell Acquisition Corp. 7.772% (TSFR3M + 4.000%) due 10/01/2027 ~	299	294
GEN II Fund Services LLC 6.422% - 7.905% (TSFR3M + 2.750%) due 11/26/2031 ~	298	298
GFL Environmental, Inc. 6.273% - 8.172% (TSFR3M + 2.500%) due 03/03/2032 ~	349	351
Global Medical Response, Inc. 7.384% (TSFR3M + 3.500%) due 10/01/2032 ~	150	151
Golden State Foods LLC 7.672% (TSFR3M + 4.000%) due 12/04/2031 ~	569	573
Gray Television, Inc. 6.987% - 7.335% (TSFR1M + 3.000%) due 12/01/2028 ~	150	150
Green Infrastructure Partners, Inc. 6.422% (TSFR3M + 2.750%) due 09/24/2032 ~	325	326
Gryphon Acquire NewCo LLC 6.854% - 7.499% (TSFR6M + 3.000%) due 09/13/2032 ~	450	454
Gulfside Supply, Inc. 6.672% - 7.690% (TSFR3M + 3.000%) due 06/17/2031 ~	23	23
GVC Holdings (Gibraltar) Ltd. 5.922% (TSFR3M + 2.250%) due 10/31/2029 ~	244	243
Hanger, Inc.
3.500% - 9.738% (TSFR1M + 3.500%) due 10/23/2031 ~µ	40	40
3.500% - 9.738% (TSFR1M + 3.500%) due 10/23/2031 ~	308	309
Heartland Dental LLC 7.466% (TSFR1M + 3.750%) due 08/25/2032 ~	597	600
HUB International Ltd. 6.120% - 8.639% (TSFR3M + 2.250%) due 06/20/2030 ~	366	368
Hudson River Trading LLC 6.486% - 7.735% (TSFR1M + 2.750%) due 03/18/2030 ~	444	447
Hunter Douglas, Inc. 6.672% - 7.690% (TSFR3M + 3.000%) due 01/20/2032 ~	140	141
IMC Financing LLC 7.234% (TSFR1M + 3.500%) due 06/18/2032 ~	299	301
IMC Global Holdings LLC TBD% due 06/18/2032	125	126
INEOS U.S. Finance LLC 6.716% - 7.672% (TSFR1M + 3.000%) due 02/07/2031 ~	313	252

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	December 31, 2025 (Unaudited)

Instructure Holdings, Inc. 6.445% (TSFR3M + 2.750%) due 11/13/2031 ~	448	449
ION Platform Finance U.S., Inc. 7.422% (TSFR3M + 3.750%) due 10/07/2032 ~	500	471
iSolved, Inc. 6.466% - 7.769% (TSFR1M + 2.750%) due 10/15/2030 ~	418	420
JetBlue Airways Corp. 8.445% (TSFR3M + 4.750%) due 08/27/2029 ~	522	503
Jump Financial LLC 7.172% - 7.216% (TSFR3M + 3.500%) due 02/26/2032 «~	498	493
June Purchaser LLC
TBD% - 9.860% (TSFR3M + 2.750%) due 11/28/2031 ~	510	515
TBD% - 9.860% due 11/28/2031 ~µ	86	86
Kaseya, Inc. 6.716% - 7.672% (TSFR1M + 3.000%) due 03/20/2032 ~	571	572
Kohler Energy Co. LLC 7.422% (TSFR3M + 3.750%) due 05/01/2031 ~	504	508
LC AHAB U.S. Bidco LLC 6.716% - 7.672% (TSFR1M + 3.000%) due 05/01/2031 ~	643	645
M6 ETX Holdings II Midco LLC 6.200% - 8.272% (TSFR1M + 2.500%) due 04/01/2032 ~	421	424
Madison IAQ LLC 6.702% - 7.672% (TSFR6M + 2.500%) due 06/21/2028 ~	382	384
Mauser Packaging Solutions Holding Co. 7.232% (TSFR1M + 3.500%) due 04/15/2030 ~	230	226
Mavis Tire Express Services Corp. 6.716% - 7.590% (TSFR1M + 3.000%) due 05/04/2028 ~	590	592
McAfee LLC 6.716% - 7.672% (TSFR1M + 3.000%) due 03/01/2029 ~	1,108	1,026
Meade Pipeline Co. LLC 5.695% - 9.340% (TSFR3M + 2.000%) due 09/22/2032 ~	225	227
MH Sub I LLC 7.966% (TSFR1M + 4.250%) due 05/03/2028 ~	363	338
MI Windows & Doors LLC 6.466% - 7.831% (TSFR1M + 2.750%) due 03/28/2031 ~	296	296
Mitchell International, Inc. 6.966% - 7.384% (TSFR1M + 3.250%) due 06/17/2031 ~	147	148
Modena Buyer LLC 8.090% (TSFR3M + 4.250%) due 07/01/2031 ~	396	395
National Mentor Holdings, Inc.
6.000% - 8.831% due 12/12/2030 ~µ	78	78
6.000% - 8.831% (TSFR1M + 6.000%) due 12/12/2030 ~	181	182
NEP Group, Inc. 8.216% (TSFR1M + 4.500%) due 10/17/2031 ~	300	276
Newfold Digital Holdings Grp Inc.
7.384% (TSFR1M + 3.500%) due 04/30/2029 ~	366	296
9.488% (TSFR3M + 5.750%) due 04/30/2029 ~	28	27
Nielsen Consumer, Inc. 5.966% - 8.891% (TSFR1M + 2.250%) due 10/31/2030 ~	322	323
Nuvei Technologies Corp.
TBD% - 8.247% (TSFR1M + 2.500%) due 11/17/2031 ~	744	746
Olympus Water U.S. Holding Corp. 6.922% - 7.422% (TSFR3M + 3.250%) due 11/03/2032 ~	650	647
Onex TSG Intermediate Corp. 7.590% (TSFR3M + 3.750%) due 08/06/2032 ~	575	580
Ontario Gaming GTA LP 7.922% (TSFR3M + 4.250%) due 08/01/2030 ~	270	251
Oregon Tool, Inc. 8.140% (TSFR3M + 4.000%) due 10/15/2029 ~	167	120
Padagis LLC 8.949% (TSFR3M + 4.750%) due 07/06/2028 «~	297	281
Paradigm Parent LLC 8.172% (TSFR3M + 4.500%) due 04/16/2032 ~	299	264
Peer Holding III BV 6.172% - 8.338% (TSFR3M + 2.500%) due 07/01/2031 ~	223	224
Pegasus BidCo BV 6.602% - 7.716% (TSFR3M + 2.750%) due 07/12/2029 ~	319	320
Peraton Corp. 7.690% (TSFR3M + 3.750%) due 02/01/2028 ~	144	134
PetSmart, Inc. 7.734% (TSFR1M + 4.000%) due 08/18/2032 ~	300	299
PG Investment Co. 59 SARL 5.922% - 9.048% (TSFR3M + 2.250%) due 03/26/2031 ~	371	373
Phoenix Aviation Capital LLC 7.108% (TSFR3M + 3.250%) due 10/28/2030 ~	550	546
Phoenix Guarantor, Inc. 6.216% - 8.272% (TSFR1M + 2.500%) due 02/21/2031 ~	107	107
Pinnacle Buyer LLC
1.250% - 9.868% due 10/01/2032 ~µ	56	57
1.250% - 9.868% (TSFR3M + 2.500%) due 10/01/2032 ~	294	295
Planet U.S. Buyer LLC 6.822% - 7.566% (TSFR3M + 3.000%) due 02/07/2031 ~	296	298
Polaris Newco LLC 7.852% (TSFR3M + 3.750%) due 06/02/2028 ~	651	630
Project Alpha Intermediate Holding, Inc. 6.922% - 7.437% (TSFR3M + 3.250%) due 10/26/2030 ~	543	543

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	December 31, 2025 (Unaudited)

Proofpoint, Inc. 6.672% - 7.690% (TSFR3M + 3.000%) due 08/31/2028 ~	610	614
Pye-Barker Fire & Safety LLC
1.250% - 9.868% due 12/16/2032 ~µ	49	49
1.250% - 9.868% (TSFR3M + 2.500%) due 12/16/2032 ~	326	329
Qnity Electronics, Inc. 5.804% - 9.234% (TSFR6M + 2.000%) due 11/01/2032 ~	425	427
QuidelOrtho Corp. 7.716% (TSFR1M + 4.000%) due 08/20/2032 ~	698	699
Radiate Holdco LLC 7.081% - 7.227% (TSFR1M + 3.250%) due 09/25/2026 «~	247	194
Rand Parent LLC 6.672% - 7.690% (TSFR3M + 3.000%) due 03/18/2030 ~	274	275
Raven Acquisition Holdings LLC
TBD% - 9.859% (TSFR1M + 3.000%) due 11/19/2031 ~	186	187
TBD% - 9.859% due 11/19/2031 ~µ	13	13
RealPage, Inc. 6.934% - 7.398% (TSFR3M + 3.000%) due 04/24/2028 ~	214	214
Renaissance Holdings Corp. 7.716% (TSFR1M + 4.000%) due 04/05/2030 ~	392	343
Rockpoint Gas Storage Partners LP 6.172% (TSFR3M + 2.500%) due 09/18/2031 ~	372	375
SCIH Salt Holdings, Inc. 6.522% - 7.730% (TSFR3M + 2.750%) due 01/31/2029 ~	147	147
Sedgwick Claims Management Services, Inc. 6.216% - 8.247% (TSFR1M + 2.500%) due 07/31/2031 ~	293	294
Smyrna Ready Mix Concrete LLC 6.716% - 7.590% (TSFR1M + 3.000%) due 04/02/2029 ~	124	125
Sotera Health Holdings LLC 6.340% - 8.000% (TSFR3M + 2.500%) due 05/30/2031 ~	68	68
Specialty Building Products Holdings LLC 7.566% (TSFR1M + 3.750%) due 10/16/2028 ~	122	114
Star Parent, Inc. 7.672% (TSFR3M + 4.000%) due 09/27/2030 ~	191	191
Starwood Property Trust, Inc. 5.716% - 9.340% (TSFR1M + 2.000%) due 01/02/2030 «~	199	199
Stonepeak Nile Parent LLC 6.162% - 8.445% (TSFR3M + 2.250%) due 04/09/2032 ~	700	701
Student Transportation of America Holdings, Inc.
TBD% - 7.398% due 06/24/2032 µ	61	61
TBD% - 7.398% due 06/24/2032	81	81
TBD% - 7.398% (TSFR3M + 3.250%) due 06/24/2032 ~	1	1
Syniverse Holdings, Inc. 10.672% (TSFR3M + 7.000%) due 05/13/2027 ~	538	521
Tacala LLC 6.716% - 7.590% (TSFR1M + 3.000%) due 01/31/2031 ~	517	521
team.blue Finco SARL TBD% due 07/12/2032	398	401
Third Coast Infrastructure LLC 7.466% (TSFR1M + 3.750%) due 09/25/2030 ~	321	324
Tidal Waste & Recycling Holdings LLC 6.422% - 7.922% (TSFR3M + 2.750%) due 10/24/2031 ~	447	451
TK Elevator Midco GmbH 6.947% - 7.384% (TSFR6M + 2.750%) due 04/30/2030 ~	289	291
TransDigm, Inc. 6.216% - 8.272% (TSFR1M + 2.500%) due 02/28/2031 ~	635	638
Trident TPI Holdings, Inc. 7.422% (TSFR3M + 3.750%) due 09/15/2028 ~	393	378
Truist Insurance Holdings LLC 6.422% - 7.905% (TSFR3M + 2.750%) due 05/06/2031 ~	460	461
Turquoise Topco Ltd. TBD% due 12/30/2032 «	650	643
U.S. Renal Care, Inc. 8.831% (TSFR1M + 5.000%) due 06/28/2028 ~	1,240	1,171
UKG, Inc. 6.338% - 8.000% (TSFR3M + 2.500%) due 02/10/2031 ~	594	595
United Talent Agency LLC 6.750% - 7.566% (TSFR1M + 3.000%) due 06/10/2032 «~	1,023	1,032
Van Pool Transportation LLC
3.500% - 9.738% (TSFR3M + 3.250%) due 08/06/2030 ~µ	54	55
3.500% - 9.738% (TSFR3M + 3.250%) due 08/06/2030 ~	396	398
Varsity Brands, Inc. 6.672% - 7.690% (TSFR3M + 3.000%) due 08/26/2031 ~	398	400
Veritiv Corp. 7.672% (TSFR3M + 4.000%) due 12/02/2030 ~	397	397
Versant Media Group, Inc. TBD% due 01/30/2031	450	451
VFS Global 6.288% - 8.110% (TSFR6M + 2.500%) due 10/07/2032 ~	441	443
Virgin Media Bristol LLC 7.115% - 7.221% (TSFR1M + 3.250%) due 01/31/2029 ~	425	427
Vista Management Holding, Inc. 7.735% (TSFR3M + 3.750%) due 04/01/2031 ~	248	250
Wasserman Media Group LLC 6.716% - 7.590% (TSFR1M + 3.000%) due 06/23/2032 «~	374	376

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	December 31, 2025 (Unaudited)

WCG Intermediate Corp. 6.716% - 7.655% (TSFR1M + 3.000%) due 02/25/2032 ~	49	49
White Cap Buyer LLC 6.966% - 7.384% (TSFR1M + 3.250%) due 10/19/2029 ~	173	174
X Corp. 10.448% (TSFR3M + 6.500%) due 10/26/2029 ~	1,163	1,145
Xplor T1 LLC 7.292% (TSFR3M + 3.500%) due 12/01/2032 «~	421	422
Zayo Group Holdings, Inc. (6.830% Cash and 0.500% PIK) 6.831% (TSFR1M + 0.500%) due 03/11/2030 ~(a)	128	122

Total Loan Participations and Assignments (Cost $65,880)		65,752

CORPORATE BONDS & NOTES 31.5%
BANKING & FINANCE 5.4%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.750% due 10/15/2027	300	303
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.875% due 06/15/2030	175	182
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.625% due 06/01/2028	325	321
Asurion LLC & Asurion Co-Issuer, Inc. 8.000% due 12/31/2032	130	135
Bread Financial Holdings, Inc. 6.750% due 05/15/2031	100	104
Burford Capital Global Finance LLC 9.250% due 07/01/2031	500	515
CrossCountry Intermediate HoldCo LLC 6.500% due 10/01/2030	50	51
Encore Capital Group, Inc. 8.500% due 05/15/2030	675	726
Freedom Mortgage Holdings LLC 8.375% due 04/01/2032	100	105
Hudson Pacific Properties LP 5.950% due 02/15/2028	200	197
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.250% due 05/15/2026	60	60
9.000% due 06/15/2030	125	120
9.750% due 01/15/2029	200	200
ION Platform Finance U.S., Inc. 7.875% due 09/30/2032	200	190
Jane Street Group/JSG Finance, Inc. 6.750% due 05/01/2033	300	313
Jefferson Capital Holdings LLC 9.500% due 02/15/2029	350	369
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.000% due 07/15/2031	225	239
Newmark Group, Inc. 7.500% due 01/12/2029	600	644
Nissan Motor Acceptance Co. LLC 5.625% due 09/29/2028	300	301
OneMain Finance Corp.
6.625% due 05/15/2029	300	311
6.750% due 09/15/2033	200	203
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc. 6.375% due 02/01/2027	200	201
PRA Group, Inc. 8.875% due 01/31/2030	200	208
Rocket Cos., Inc. 7.125% due 02/01/2032	125	131
Starwood Property Trust, Inc.
5.750% due 01/15/2031	300	304
6.500% due 07/01/2030	250	262
USI, Inc. 7.500% due 01/15/2032	200	210
UWM Holdings LLC 6.250% due 03/15/2031	150	150
XHR LP 6.625% due 05/15/2030	100	103

		7,158

INDUSTRIALS 24.8%
1011778 BC ULC/New Red Finance, Inc. 3.500% due 02/15/2029	100	97
Ahead DB Holdings LLC 6.625% due 05/01/2028	300	302
Albion Financing 1 SARL/Aggreko Holdings, Inc. 7.000% due 05/21/2030	400	419
Altice France SA 9.500% due 11/01/2029	558	577
American Axle & Manufacturing, Inc. 6.375% due 10/15/2032	100	102

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	December 31, 2025 (Unaudited)

ams-OSRAM AG 12.250% due 03/30/2029	625	667
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
6.625% due 10/15/2032	125	130
9.000% due 11/01/2027	100	128
Aston Martin Capital Holdings Ltd. 10.000% due 03/31/2029	200	186
Axon Enterprise, Inc. 6.125% due 03/15/2030	150	155
B&G Foods, Inc. 8.000% due 09/15/2028	400	394
Bausch Health Cos., Inc. 4.875% due 06/01/2028	100	90
Beignet Investor LLC 6.581% due 05/30/2049	1,375	1,454
Block, Inc.
5.625% due 08/15/2030	150	153
6.500% due 05/15/2032	390	406
Builders FirstSource, Inc. 5.000% due 03/01/2030	150	150
Carnival Corp. 5.750% due 08/01/2032	775	796
CCO Holdings LLC/CCO Holdings Capital Corp. 4.750% due 02/01/2032	700	640
Century Communities, Inc. 6.625% due 09/15/2033	100	101
Cerdia Finanz GmbH 9.375% due 10/03/2031	175	182
Chord Energy Corp. 6.750% due 03/15/2033	350	362
CHS/Community Health Systems, Inc.
6.000% due 01/15/2029	25	25
6.875% due 04/15/2029	150	134
9.750% due 01/15/2034	150	158
Churchill Downs, Inc. 4.750% due 01/15/2028	200	200
Civitas Resources, Inc. 9.625% due 06/15/2033	75	81
Clarivate Science Holdings Corp. 4.875% due 07/01/2029	150	142
Clear Channel Outdoor Holdings, Inc. 7.750% due 04/15/2028	225	225
Clydesdale Acquisition Holdings, Inc. 6.750% due 04/15/2032	100	103
Comstock Resources, Inc.
5.875% due 01/15/2030	50	49
6.750% due 03/01/2029	175	175
CoreWeave, Inc. 9.000% due 02/01/2031	150	138
Crowdstrike Holdings, Inc. 3.000% due 02/15/2029	100	96
CSC Holdings LLC
5.375% due 02/01/2028	50	36
5.500% due 04/15/2027	225	193
6.500% due 02/01/2029	225	149
7.500% due 04/01/2028	100	58
11.250% due 05/15/2028	100	80
11.750% due 01/31/2029	225	167
DaVita, Inc.
6.750% due 07/15/2033	125	130
6.875% due 09/01/2032	125	130
Dcli Bidco LLC 7.750% due 11/15/2029	150	154
Discovery Communications LLC 3.625% due 05/15/2030	50	46
Dream Finders Homes, Inc. 6.875% due 09/15/2030	125	126
DT Midstream, Inc. 4.125% due 06/15/2029	150	148
EQT Corp. 7.500% due 06/01/2030	100	110
EW Scripps Co. 9.875% due 08/15/2030	450	450
Frontier Communications Holdings LLC 6.750% due 05/01/2029	100	101
Gap, Inc. 3.625% due 10/01/2029	125	119
GFL Environmental, Inc. 4.375% due 08/15/2029	200	197
Goat Holdco LLC 6.750% due 02/01/2032	200	206
goeasy Ltd.
6.875% due 05/15/2030	150	143
7.625% due 07/01/2029	175	173
9.250% due 12/01/2028	500	514

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	December 31, 2025 (Unaudited)

Gray Media, Inc.
4.750% due 10/15/2030	575	446
9.625% due 07/15/2032	250	260
Griffon Corp. 5.750% due 03/01/2028	250	251
Gulfport Energy Operating Corp. 6.750% due 09/01/2029	150	155
Herc Holdings, Inc. 5.750% due 03/15/2031	50	51
Hilton Domestic Operating Co., Inc.
3.750% due 05/01/2029	100	97
5.750% due 09/15/2033	140	143
Hologic, Inc. 3.250% due 02/15/2029	250	247
Howard Midstream Energy Partners LLC 6.625% due 01/15/2034	325	334
Hughes Satellite Systems Corp.
5.250% due 08/01/2026	50	48
6.625% due 08/01/2026	50	46
K Hovnanian Enterprises, Inc. 8.000% due 04/01/2031	50	51
KBR, Inc. 4.750% due 09/30/2028	400	394
Kioxia Holdings Corp. 0.000% due 07/24/2033 ~	75	78
Kodiak Gas Services LLC
6.500% due 10/01/2033	75	77
7.250% due 02/15/2029	125	130
Kraken Oil & Gas Partners LLC 7.625% due 08/15/2029	325	322
LBM Acquisition LLC 6.250% due 01/15/2029	200	180
Level 3 Financing, Inc. 7.000% due 03/31/2034	105	108
LifePoint Health, Inc. 8.375% due 02/15/2032	200	217
Lithia Motors, Inc. 5.500% due 10/01/2030	100	101
Live Nation Entertainment, Inc. 3.750% due 01/15/2028	100	99
Matador Resources Co.
6.250% due 04/15/2033	200	201
6.500% due 04/15/2032	100	101
Mauser Packaging Solutions Holding Co.
7.875% due 04/15/2030	200	199
9.250% due 04/15/2030	300	289
Merlin Entertainments Group U.S. Holdings, Inc. 7.375% due 02/15/2031	600	535
MGM Resorts International 5.500% due 04/15/2027	125	126
Molina Healthcare, Inc. 4.375% due 06/15/2028	200	197
Nabors Industries, Inc.
7.625% due 11/15/2032	150	147
9.125% due 01/31/2030	200	210
NCR Atleos Corp. 9.500% due 04/01/2029	150	163
Neptune Bidco U.S., Inc. 9.290% due 04/15/2029	250	251
Newfold Digital Holdings Group, Inc. 11.750% due 04/30/2029	194	179
Nexstar Media, Inc. 4.750% due 11/01/2028	150	149
Nissan Motor Co. Ltd. 7.500% due 07/17/2030	125	131
Novelis Corp.
4.750% due 01/30/2030	300	290
6.875% due 01/30/2030	50	52
NuStar Logistics LP 6.000% due 06/01/2026	100	101
ON Semiconductor Corp. 3.875% due 09/01/2028	200	196
Open Text Corp. 3.875% due 02/15/2028	275	270
Organon & Co./Organon Foreign Debt Co-Issuer BV 4.125% due 04/30/2028	400	391
Paradigm Parent LLC & Paradigm Parent Co-Issuer, Inc. 8.750% due 04/17/2032	100	91
Park River Holdings, Inc. 8.000% due 03/15/2031	50	52
Performance Food Group, Inc. 4.250% due 08/01/2029	250	245
Permian Resources Operating LLC 5.875% due 07/01/2029	200	202
Post Holdings, Inc.
6.250% due 10/15/2034	175	176

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	December 31, 2025 (Unaudited)

6.500% due 03/15/2036	250	250
Prime Healthcare Services, Inc. 9.375% due 09/01/2029	125	131
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375% due 08/31/2027	100	98
Primo Water Holdings, Inc./Triton Water Holdings, Inc. 4.375% due 04/30/2029	200	195
QXO Building Products, Inc. 6.750% due 04/30/2032	400	418
Radiology Partners, Inc. 8.500% due 07/15/2032	125	131
Raven Acquisition Holdings LLC 6.875% due 11/15/2031	175	180
Sable International Finance Ltd. 7.125% due 10/15/2032	400	406
Science Applications International Corp. 5.875% due 11/01/2033	250	254
SCIH Salt Holdings, Inc. 4.875% due 05/01/2028	225	226
Seagate Data Storage Technology Pte. Ltd.
4.091% due 06/01/2029	125	123
5.875% due 07/15/2030	300	310
8.250% due 12/15/2029	100	106
Sirius XM Radio LLC
3.875% due 09/01/2031	100	92
4.125% due 07/01/2030	250	238
SM Energy Co.
6.750% due 08/01/2029	100	101
7.000% due 08/01/2032	100	98
Snap, Inc. 6.875% due 03/01/2033	150	156
Specialty Building Products Holdings LLC/SBP Finance Corp. 7.750% due 10/15/2029	400	391
Stagwell Global LLC 5.625% due 08/15/2029	475	464
Standard Industries, Inc. 4.750% due 01/15/2028	200	200
Station Casinos LLC 4.500% due 02/15/2028	275	273
Sunoco LP 5.625% due 03/15/2031	200	202
Surgery Center Holdings, Inc. 7.250% due 04/15/2032	250	253
Synergy Infrastructure Holdings LLC 7.875% due 12/01/2030	50	52
Taylor Morrison Communities, Inc. 5.750% due 11/15/2032	50	51
TEGNA, Inc. 5.000% due 09/15/2029	100	99
Tenet Healthcare Corp. 4.375% due 01/15/2030	250	245
Tidewater, Inc. 9.125% due 07/15/2030	53	57
Transocean Aquila Ltd. 8.000% due 09/30/2028	108	112
Transocean International Ltd.
8.250% due 05/15/2029	50	50
8.500% due 05/15/2031	400	396
TreeHouse Foods, Inc. 4.000% due 09/01/2028	150	150
Twilio, Inc. 3.625% due 03/15/2029	100	97
United Rentals North America, Inc. 4.000% due 07/15/2030	150	145
Univision Communications, Inc.
4.500% due 05/01/2029	175	168
8.500% due 07/31/2031	175	183
Valaris Ltd. 8.375% due 04/30/2030	275	286
Venture Global LNG, Inc.
7.000% due 01/15/2030	250	241
9.500% due 02/01/2029	125	130
9.875% due 02/01/2032	650	672
Venture Global Plaquemines LNG LLC
6.125% due 12/15/2030	200	204
6.500% due 01/15/2034	75	77
6.750% due 01/15/2036	75	77
Vertiv Group Corp. 4.125% due 11/15/2028	100	99
Virgin Media Secured Finance PLC 4.500% due 08/15/2030	475	441
Virgin Media Vendor Financing Notes IV DAC 5.000% due 07/15/2028	175	172
VOC Escrow Ltd. 5.000% due 02/15/2028	100	100

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	December 31, 2025 (Unaudited)

Warnermedia Holdings, Inc.
3.755% due 03/15/2027	50	50
4.279% due 03/15/2032	100	88
5.050% due 03/15/2042	125	88
Wayfair LLC
6.750% due 11/15/2032	150	154
7.750% due 09/15/2030	75	80
WBI Operating LLC
6.250% due 10/15/2030	100	101
6.500% due 10/15/2033	125	125
Weatherford International Ltd. 6.750% due 10/15/2033	575	589
Wildfire Intermediate Holdings LLC 7.500% due 10/15/2029	50	51
WR Grace Holdings LLC 6.625% due 08/15/2032	150	152
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 6.250% due 03/15/2033	100	102
Zayo Group Holdings, Inc. (5.750% Cash and 0.500% PIK) 6.250% due 03/09/2030 (a)	129	122
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.875% due 02/01/2029	200	189

		32,717

UTILITIES 1.3%
Aethon United BR LP/Aethon United Finance Corp. 7.500% due 10/01/2029	250	262
Calpine Corp.
4.500% due 02/15/2028	175	175
5.125% due 03/15/2028	250	250
ContourGlobal Power Holdings SA 6.750% due 02/28/2030	325	335
Edison International 8.125% due 06/15/2053 •	75	78
Genesis Energy LP/Genesis Energy Finance Corp. 8.000% due 05/15/2033	100	104
Hawaiian Electric Co., Inc. 6.000% due 10/01/2033	50	51
NRG Energy, Inc.
3.375% due 02/15/2029	150	144
6.250% due 11/01/2034	150	154
Vistra Operations Co. LLC 6.875% due 04/15/2032	200	211

		1,764

Total Corporate Bonds & Notes (Cost $40,755)		41,639

U.S. TREASURY OBLIGATIONS 4.5%
U.S. Treasury Floating Rate Notes
3.761% due 07/31/2027 •	4,700	4,703
U.S. Treasury Notes
3.625% due 10/31/2030	1,175	1,170
4.125% due 10/31/2031	100	102

Total U.S. Treasury Obligations (Cost $5,970)		5,975

	SHARES
COMMON STOCKS 0.4%
HEALTH CARE 0.4%
AmSurg Corp. «(b)(f)	11,642	523

Total Common Stocks (Cost $486)		523

SHORT-TERM INSTRUMENTS 2.7%
MUTUAL FUNDS 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.850% (e)	1,642,748	1,643

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 1.5%
3.833% due 01/29/2026 - 02/05/2026 (c)(d)	2,000	1,994

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	December 31, 2025 (Unaudited)

Total Short-Term Instruments (Cost $3,637)		3,637

Total Investments in Securities (Cost $116,728)		117,526

	SHARES
INVESTMENTS IN AFFILIATES 9.2%
SHORT-TERM INSTRUMENTS 9.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.2%
PIMCO Short-Term Floating NAV Portfolio III	1,242,866	12,107

Total Short-Term Instruments (Cost $12,104)		12,107

Total Investments in Affiliates (Cost $12,104)		12,107

Total Investments 98.1% (Cost $128,832)		$129,633
Financial Derivative Instruments (g) (0.0)%(Cost or Premiums, net $1,170)		(4)
Other Assets and Liabilities, net 1.9%		2,506

Net Assets 100.0%		$132,135

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Payment in-kind security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a 7-Day Yield.
(f)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AmSurg Corp.	11/02/2023 - 11/06/2023	$486	$523	0.40%

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note March Futures	03/2026	48	$10,022	$9	$0	$(3)
U.S. Treasury 5-Year Note March Futures	03/2026	48	5,247	(8)	0	(6)
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	3	345	(1)	0	(1)

$0	$0	$(10)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury Long-Term Bond March Futures	03/2026	5	$(578)	$1	$1	$0

Total Futures Contracts	$1	$1	$(10)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Bombardier, Inc.	5.000%	Quarterly	06/20/2029	0.761%	$400	$54	$2	$56	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-45 5-Year Index	5.000%	Quarterly	12/20/2030	$14,900	$1,088	$70	$1,158	$0	$(7)

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	December 31, 2025 (Unaudited)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	12/17/2030	$2,275	$(33)	$3	$(30)	$3	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2032	2,775	65	0	65	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035	1,250	(4)	8	4	3	0

$28	$11	$39	$11	$0

Total Swap Agreements	$1,170	$83	$1,253	$11	$(7)

Cash of $1,888 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.
(1)	Unsettled variation margin asset of $1 for closed futures is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Loan Participations and Assignments	$0	$60,892	$4,860	$65,752
Corporate Bonds & Notes
Banking & Finance	0	7,158	0	7,158
Industrials	0	32,717	0	32,717
Utilities	0	1,764	0	1,764
U.S. Treasury Obligations	0	5,975	0	5,975
Common Stocks
Health Care	0	0	523	523
Short-Term Instruments
Mutual Funds	0	1,643	0	1,643
U.S. Treasury Bills	0	1,994	0	1,994

$0	$112,143	$5,383	$117,526
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$12,107	$0	$0	$12,107

Total Investments	$12,107	$112,143	$5,383	$129,633

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$12	$0	$12

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(17)	$0	$(17)

Total Financial Derivative Instruments	$0	$(5)	$0	$(5)

Totals	$12,107	$112,138	$5,383	$129,628

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2025:
Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2025(1)

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	December 31, 2025 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$5,427	$2,996	$(4,131)	$4	$30	$85	$1,122	$(673)	$4,860	$13
Corporate Bonds & Notes
Industrials	164	0	(200)	0	0	36	0	0	0	0
Common Stocks
Health Care	544	0	0	0	0	(21)	0	0	523	(21)
Energy	33	0	(14)	0	14	(33)	0	0	0	0

Totals	$6,168	$2,996	$(4,345)	$4	$44	$67	$1,122	$(673)	$5,383	$(8)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 12/31/2025	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$1,069	Comparable Companies			EBITDA Multiple		X	16.360	—
		3,791	Third Party Vendor			Broker Quote			78.500 - 101.500	98.371
Common Stocks
Health Care		523	Comparable Companies			EBITDA Multiple		X	16.360	—

Total		$5,383

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Low Duration ESG Fund	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 132.2% ¤
CORPORATE BONDS & NOTES 11.6%
BANKING & FINANCE 8.8%
American Express Co. 5.645% due 04/23/2027 •		$1,000	$1,005
Asian Development Bank 6.000% due 02/05/2026	BRL	11,000	2,004
Athene Global Funding 3.054% (EUR003M + 1.000%) due 02/23/2027 ~	EUR	600	709
Bank of America Corp. 4.623% due 05/09/2029 •		$700	709
Banque Federative du Credit Mutuel SA 5.194% due 02/16/2028		400	409
BPCE SA
5.975% due 01/18/2027 •		400	400
6.612% due 10/19/2027 •		800	815
Citibank NA 4.876% due 11/19/2027 •		600	604
Cooperatieve Rabobank UA 4.395% (SOFRINDX + 0.620%) due 08/28/2026 ~		500	501
CTP NV 0.625% due 09/27/2026	EUR	1,100	1,276
Deutsche Bank AG 4.999% due 09/11/2030 •		$600	609
Equitable Financial Life Global Funding 1.300% due 07/12/2026		1,700	1,676
Goldman Sachs Bank USA 4.539% (SOFRRATE + 0.750%) due 05/21/2027 ~		800	801
Goldman Sachs Group, Inc. 4.937% due 04/23/2028 •		800	809
HAT Holdings I LLC/HAT Holdings II LLC 3.375% due 06/15/2026		183	182
International Bank for Reconstruction & Development 5.310% due 02/05/2026	ZAR	26,000	1,570
JPMorgan Chase & Co.
5.571% due 04/22/2028 •		$1,300	1,326
6.070% due 10/22/2027 •		1,000	1,016
KEB Hana Bank 5.375% due 04/23/2027		1,500	1,529
Morgan Stanley 4.968% (SOFRRATE + 1.020%) due 04/13/2028 ~		800	804
Morgan Stanley Bank NA 5.016% due 01/12/2029 •		800	815
Norinchukin Bank
1.284% due 09/22/2026		2,200	2,156
5.094% due 10/16/2029		500	510
5.430% due 03/09/2028		600	615
Pacific Life Global Funding II 1.375% due 04/14/2026		1,900	1,886
Santander U.K. Group Holdings PLC 4.795% (SOFRINDX + 1.070%) due 09/22/2029 ~		300	300
Sumitomo Mitsui Financial Group, Inc. 5.464% due 01/13/2026		1,200	1,201
Sumitomo Mitsui Trust Bank Ltd. 5.500% due 03/09/2028		400	413
Toronto-Dominion Bank 5.264% due 12/11/2026		1,200	1,215
Toyota Motor Credit Corp. 4.550% due 08/07/2026		200	201
UBS Group AG 5.711% due 01/12/2027 •		1,300	1,301

			29,367

INDUSTRIALS 2.0%
Beignet Investor LLC 6.581% due 05/30/2049		530	560
BMW U.S. Capital LLC
4.750% due 03/21/2028		430	436
5.050% due 08/11/2028		670	687
Denso Corp. 4.420% due 09/11/2029		500	504

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2025 (Unaudited)

Global Payments, Inc. 4.500% due 11/15/2028	300	301
JSW Hydro Energy Ltd. 4.125% due 05/18/2031	765	712
NTT Finance Corp. 4.567% due 07/16/2027	200	202
Snam SpA 5.000% due 05/28/2030	700	714
Weir Group PLC 2.200% due 05/13/2026	2,500	2,478

		6,594

UTILITIES 0.8%
AES Corp. 5.450% due 06/01/2028	1,000	1,024
Enel Finance International NV 1.625% due 07/12/2026	1,500	1,481
NBN Co. Ltd. 4.000% due 10/01/2027	300	300

		2,805

Total Corporate Bonds & Notes (Cost $38,687)		38,766

MUNICIPAL BONDS & NOTES 0.6%
CALIFORNIA 0.3%
California Health Facilities Financing Authority Revenue Notes, Series 2020 1.168% due 06/01/2026	1,000	990

NEW YORK 0.3%
New York City, New York Housing Development Corp. Revenue Notes, Series 2021
1.023% due 05/01/2026	650	644
1.123% due 11/01/2026	250	245

		889

Total Municipal Bonds & Notes (Cost $1,900)		1,879

U.S. GOVERNMENT AGENCIES 26.5%
Federal Home Loan Mortgage Corp.
0.800% due 10/28/2026	1,700	1,662
2.500% due 07/01/2050	1,420	1,216
3.000% due 01/01/2027	3	3
4.000% due 06/01/2048 - 10/01/2053	4,279	4,076
4.500% due 07/01/2053 - 10/01/2053	9,558	9,348
5.000% due 10/01/2033 - 10/01/2053	8,023	8,040
5.500% due 08/01/2053	744	757
6.365% due 08/01/2035 •	3	3
6.505% due 06/01/2035 •	7	7
6.797% due 07/01/2035 •	2	2
Federal Home Loan Mortgage Corp. Multiclass Certificates 0.826% due 02/25/2031	2,099	1,915
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.136% due 09/25/2030 ~(a)	13,618	574
2.875% due 04/25/2026	756	752
2.939% due 04/25/2029	1,900	1,838
Federal Home Loan Mortgage Corp. REMICS
4.723% due 12/15/2042 •	266	263
4.808% due 10/15/2037 •	17	17
Federal Home Loan Mortgage Corp. STRIPS 3.123% due 08/15/2044 •	89	94
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
5.229% due 02/25/2045 •	9	9
6.500% due 07/25/2043	27	28
Federal National Mortgage Association
3.000% due 12/01/2026 - 04/01/2052	12,284	10,975
4.000% due 08/01/2047 - 07/01/2053	1,884	1,804
4.437% due 08/01/2029 •	1	1
4.500% due 07/01/2053	5,410	5,297
5.000% due 04/01/2053 - 11/01/2053	17,424	17,439
5.277% due 07/01/2042 •	3	3
5.327% due 09/01/2041 •	8	8
5.802% due 11/01/2035 •	2	2
5.864% due 11/01/2034 •	1	2
5.895% due 02/01/2031 •	1	1
6.315% due 05/01/2035 •	1	1
6.375% due 11/01/2035 •	2	2
6.472% due 08/01/2035 •	12	13
Federal National Mortgage Association REMICS
1.000% due 01/25/2043	3	3
3.500% due 02/25/2043 (a)	100	3
5.000% due 01/25/2040 - 07/25/2040	71	73
5.750% due 10/25/2035	2	2

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2025 (Unaudited)

Federal National Mortgage Association REMICS Trust 4.698% due 12/25/2042 ~		2	2
Federal National Mortgage Association Trust 4.536% due 09/25/2042 •		19	19
Government National Mortgage Association
3.500% due 05/20/2049 - 08/20/2049		1,403	1,291
4.000% due 06/20/2048		480	456
5.625% due 06/20/2027 - 02/20/2032 •		6	6
Government National Mortgage Association REMICS
4.287% due 10/20/2043 •		203	197
4.574% due 02/20/2067 •		71	71
4.614% due 07/20/2067 •		97	97
4.670% due 04/20/2065 •		17	17
4.680% due 06/20/2065 •		19	19
4.694% due 05/20/2066 •		2	2
4.714% due 04/20/2065 •		129	129
4.744% due 03/20/2065 •		203	203
4.764% due 11/20/2065 •		18	18
4.834% due 02/20/2066 •		17	17
4.878% due 08/20/2073 •		640	648
4.884% due 10/20/2066 •		131	131
5.078% due 11/20/2072 •		3,602	3,671
5.088% due 11/20/2072 •		4,104	4,187
5.227% due 06/20/2067 •		359	364
Uniform Mortgage-Backed Security, TBA
4.000% due 02/01/2056		4,100	3,887
5.500% due 02/01/2056		1,800	1,824
6.000% due 02/01/2056		4,500	4,618

Total U.S. Government Agencies (Cost $87,871)			88,107

U.S. TREASURY OBLIGATIONS 12.4%
U.S. Treasury Inflation Protected Securities (c)
0.625% due 07/15/2032		2,353	2,209
1.125% due 01/15/2033		2,186	2,098
1.625% due 04/15/2030		716	720
U.S. Treasury Notes
3.625% due 05/15/2026		36,200	36,213

Total U.S. Treasury Obligations (Cost $41,195)			41,240

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.6%
Banc of America Funding Trust 5.301% due 05/25/2035 ~		36	34
Banc of America Mortgage Trust
5.631% due 08/25/2034 ~		9	9
5.692% due 03/25/2033 ~		53	50
BBCCRE Trust 3.966% due 08/10/2033		2,200	2,053
Bear Stearns ALT-A Trust
4.791% due 09/25/2035 ~		5	3
5.406% due 05/25/2035 ~		10	10
Bear Stearns ARM Trust
5.734% due 01/25/2034 ~		3	2
Beast Mortgage Trust 4.915% due 03/15/2036 •		700	586
BSREP Commercial Mortgage Trust 4.815% due 08/15/2038 •		3,153	2,992
CHL Mortgage Pass-Through Trust
4.796% due 11/25/2034 ~		8	7
5.087% due 02/20/2035 ~		1	1
6.148% due 02/20/2036 •		23	22
Citigroup Mortgage Loan Trust, Inc.
3.916% due 01/25/2037 •		17	15
6.480% due 10/25/2035 •		1	1
6.490% due 05/25/2035 •		0	1
DROP Mortgage Trust 5.014% due 10/15/2043 •		2,200	2,147
Eurosail-U.K. PLC 4.851% (BP0003M + 0.950%) due 06/13/2045 ~	GBP	197	266
First Horizon Alternative Mortgage Securities Trust 5.336% due 01/25/2035 ~		$41	41
GMACM Mortgage Loan Trust 3.693% due 11/19/2035 ~		3	3
GSR Mortgage Loan Trust
4.125% due 11/25/2035 ~		12	11
4.410% due 06/25/2034 ~		4	4
4.951% due 09/25/2035 ~		10	10
JP Morgan Chase Commercial Mortgage Securities Trust 4.875% due 06/15/2038 •		2,200	2,142
JP Morgan Mortgage Trust 5.750% due 01/25/2036		21	9
Morgan Stanley Capital I Trust 5.034% due 12/15/2038 •		1,100	1,061
One New York Plaza Trust 4.815% due 01/15/2036 •		2,200	2,158

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2025 (Unaudited)

Project Cashmere 4.543% due 12/30/2057 «(b)	AUD	5,100	3,404
Structured Adjustable Rate Mortgage Loan Trust
5.429% due 01/25/2035 •		$20	18
6.298% due 02/25/2034 ~		7	7
Structured Asset Mortgage Investments II Trust
4.106% due 03/25/2037 •		34	13
4.346% due 07/19/2035 •		2	2
4.406% due 02/25/2036 •		6	5
SUMIT Mortgage Trust
2.789% due 02/12/2041		1,800	1,636
2.850% due 02/12/2041		300	261
VASA Trust 4.765% due 07/15/2039 •		2,900	2,864
WaMu Mortgage Pass-Through Certificates Trust
4.386% due 12/25/2045 •		4	4
4.426% due 10/25/2045 •		22	21
4.586% due 11/25/2034 •		14	14
5.429% due 06/25/2042 •		2	2

Total Non-Agency Mortgage-Backed Securities (Cost $22,856)			21,889

ASSET-BACKED SECURITIES 9.4%
AUTOMOBILE SEQUENTIAL 0.8%
FHF Issuer Trust 5.690% due 02/15/2030		362	365
FHF Trust 6.570% due 06/15/2028		158	159
Hertz Vehicle Financing III LLC
5.490% due 06/25/2027		1,000	1,003
5.570% due 09/25/2029		1,000	1,031

			2,558

CMBS OTHER 0.3%
Arbor Realty Commercial Real Estate Notes Ltd. 5.215% due 11/15/2036 •		656	661
MF1 Ltd. 4.929% due 10/16/2036 •		430	430

			1,091

HOME EQUITY OTHER 0.4%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 4.956% due 03/25/2035 •		598	593
Countrywide Asset-Backed Certificates Trust 4.586% due 12/25/2034 •		649	639
GE-WMC Mortgage Securities Trust 3.926% due 08/25/2036 •		2	1
Morgan Stanley ABS Capital I, Inc. Trust 3.946% due 07/25/2036 •		8	3
NovaStar Mortgage Funding Trust 4.166% due 05/25/2036 •		30	29
Securitized Asset-Backed Receivables LLC Trust 3.966% due 12/25/2036 •		39	8
Structured Asset Investment Loan Trust 4.551% due 03/25/2034 •		31	33

			1,306

WHOLE LOAN COLLATERAL 0.0%
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 4.406% due 12/25/2035 •		15	15

OTHER ABS 7.9%
37 Capital CLO 1 Ltd. 5.185% due 10/15/2034 •		1,000	1,002
37 Capital CLO 4 Ltd. 4.995% due 04/15/2035 •		1,000	1,000
37 Capital CLO II Ltd. 5.195% due 07/15/2034 •		1,500	1,503
AMMC CLO 24 Ltd. 5.084% due 01/20/2035 •		700	700
Anchorage Capital CLO 20 Ltd. 4.984% due 01/20/2035 •		1,000	1,000
Arbour CLO VII DAC 3.280% due 12/15/2038 •	EUR	900	1,060
ARES European CLO XIV DAC 3.040% due 10/21/2034 •		280	330
Avoca Static CLO I DAC 2.996% due 01/15/2035 •		361	424
College Avenue Student Loans LLC 5.046% due 12/26/2047 •		$1,321	1,323

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2025 (Unaudited)

CVC Cordatus Loan Fund XXX DAC 3.297% due 05/15/2037 •	EUR	500	588
GoodLeap Sustainable Home Solutions Trust 2.100% due 05/20/2048		$1,485	1,210
GreatAmerica Leasing Receivables Funding LLC 4.520% due 10/15/2027		1,098	1,102
Greywolf CLO III Ltd. 5.087% due 04/22/2033 •		436	436
Grosvenor Place CLO DAC 3.383% due 08/15/2039 •	EUR	900	1,058
Guggenheim CLO Ltd. 5.055% due 01/15/2035 •		$700	699
Harvest CLO XVI DAC 3.336% due 10/15/2038 •	EUR	1,000	1,175
Loanpal Solar Loan Ltd. 2.220% due 03/20/2048		$693	566
Massachusetts Educational Financing Authority 5.525% due 04/25/2038 •		4	4
Mosaic Solar Loan Trust 2.640% due 01/20/2053		1,393	1,214
Ocean Trails CLO X 5.205% due 10/15/2034 •		1,000	1,002
Palmer Square European Loan Funding DAC 3.034% due 08/15/2033 •	EUR	568	666
Regatta XVI Funding Ltd. 5.105% due 01/15/2033 •		$865	865
Riserva CLO Ltd. 4.934% due 01/18/2034 •		1,300	1,300
Service Experts Issuer LLC 2.670% due 02/02/2032		309	305
Sunnova Sol IV Issuer LLC 2.790% due 02/22/2049		1,944	1,642
Sunnova Sol V Issuer LLC 5.400% due 04/30/2058		468	458
Sunrun Demeter Issuer LLC 2.270% due 01/30/2057		2,452	2,238
Tesla Sustainable Energy Trust 5.080% due 06/21/2050		713	717
Trinitas CLO XIX Ltd. 4.994% due 10/20/2033 •		940	941

			26,528

Total Asset-Backed Securities (Cost $32,153)			31,498

SOVEREIGN ISSUES 0.4%
Cassa Depositi e Prestiti SpA 5.875% due 04/30/2029		1,000	1,055
Korea Housing Finance Corp. 4.875% due 08/27/2027		400	407

Total Sovereign Issues (Cost $1,394)			1,462

SHORT-TERM INSTRUMENTS 64.7%
REPURCHASE AGREEMENTS (d) 64.7%			215,400

Total Short-Term Instruments (Cost $215,400)			215,400

Total Investments in Securities (Cost $441,456)			440,241

Total Investments 132.2% (Cost $441,456)			$440,241
Financial Derivative Instruments (e)(f) (0.0)%(Cost or Premiums, net $890)			(163)
Other Assets and Liabilities, net (32.2)%			(107,148)

Net Assets 100.0%			$332,930

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	3.790%	01/02/2026	01/05/2026	$99,100	U.S. Treasury Notes 3.500% due 11/30/2030	$(101,075)	$99,100	$99,100
3.870	12/31/2025	01/02/2026	99,300	U.S. Treasury Notes 3.875% due 07/31/2030	(101,153)	99,300	99,321
SAL	3.870	12/31/2025	01/02/2026	17,000	U.S. Treasury Bills 0.000% due 10/29/2026	(17,353)	17,000	17,004

Total Repurchase Agreements	$(219,581)	$215,400	$215,425

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (4.1)%
Uniform Mortgage-Backed Security, TBA	2.500%	01/01/2056	$600	$(509)	$(507)
Uniform Mortgage-Backed Security, TBA	3.000	02/01/2056	14,200	(12,564)	(12,552)
Uniform Mortgage-Backed Security, TBA	5.000	02/01/2056	700	(696)	(698)

Total Short Sales (4.1)%	$(13,769)	$(13,757)

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(51) at a weighted average interest rate of 4.346%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note February Futures	$111.500	01/23/2026	11	$11	$(1)	$(2)
Put - CBOE U.S. Treasury 10-Year Note February Futures	112.000	01/23/2026	4	4	(1)	(1)
Call - CBOE U.S. Treasury 10-Year Note February Futures	113.500	01/23/2026	15	15	(3)	(1)
Put - EUREX Euro-Bund January 2026 Futures	EUR	127.500	01/23/2026	1	1	(1)	(1)
Call - EUREX Euro-Bund January 2026 Futures	130.500	01/23/2026	1	1	(1)	0

Total Written Options	$(7)	$(5)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl March Futures	03/2026	2	$273	$(2)	$0	$0
Euro-Bund March Futures	03/2026	2	300	(4)	0	(1)
U.S. Treasury 2-Year Note March Futures	03/2026	1,283	267,876	(14)	0	(90)

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2025 (Unaudited)

U.S. Treasury 5-Year Note March Futures	03/2026	511	55,855	(146)	0	(57)

$(166)	$0	$(148)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note March Futures	03/2026	150	$(16,866)	$114	$31	$0
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	272	(31,284)	164	51	0

$278	$82	$0

Total Futures Contracts	$112	$82	$(148)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Goldman Sachs Group, Inc.	1.000%	Quarterly	06/20/2026	0.252%	$100	$1	$0	$1	$0	$0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.226	800	3	0	3	0	0

$4	$0	$4	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-45 5-Year Index	1.000%	Quarterly	12/20/2030	$100	$2	$0	$2	$0	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	5,500	$(25)	$56	$31	$6	$0
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035	100	0	0	0	0	0
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/18/2028	JPY	1,320,000	27	13	40	5	0
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027	$7,100	(27)	(176)	(203)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	3,700	8	(57)	(49)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030	400	(1)	(4)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030	300	0	(2)	(2)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030	200	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030	100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030	800	0	(8)	(8)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030	300	0	(3)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030	740	0	(9)	(9)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030	400	0	(5)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030	200	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032	13,400	(3)	(131)	(134)	24	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	7,140	737	(26)	711	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034	100	0	(1)	(1)	0	0

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		200	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		140	(1)	3	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		120	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034		100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		200	(1)	8	7	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		100	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		200	(1)	8	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		50	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		200	(1)	(1)	(2)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		300	(1)	(1)	(2)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		200	(1)	(1)	(2)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		300	(1)	(4)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		300	(1)	(2)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		200	(1)	0	(1)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		325	(2)	3	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2045		175	6	4	10	1	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035	AUD	9,600	162	(291)	(129)	0	(13)
Receive	6-Month EUR-EURIBOR	2.700	Annual	08/13/2029	EUR	200	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	08/14/2029		100	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.300	Annual	09/25/2029		100	0	1	1	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		200	(1)	(1)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.680	Annual	08/07/2034		100	0	1	1	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		90	0	3	3	0	0

							$870	$(619)	$251	$69	$(16)

Total Swap Agreements							$876	$(619)	$257	$69	$(16)

Cash of $3,588 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2025 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2026	$12	PLN	43	$0	$0
BPS	01/2026	AUD	145	$94	0	(3)
01/2026	CNH	37	5	0	0
01/2026	NZD	550	313	0	(4)
01/2026	ZAR	5,600	337	0	(1)
BRC	01/2026	2,301	133	0	(6)
BSH	01/2026	$153	JPY	23,773	0	(1)
CBK	01/2026	AUD	461	$304	0	(4)
01/2026	$421	AUD	636	3	0
DUB	01/2026	KRW	48,379	$33	0	(1)
01/2026	ZAR	4,101	235	0	(12)
FAR	01/2026	AUD	162	105	0	(3)
01/2026	GBP	389	511	0	(13)
01/2026	MXN	1,808	98	0	(3)
01/2026	$59	PLN	217	1	0
01/2026	89	SGD	115	1	0
01/2026	ZAR	2,843	$165	0	(6)
GLM	01/2026	CHF	62	77	0	(1)
01/2026	$42	PLN	154	1	0
01/2026	ZAR	2,114	$123	0	(5)
03/2026	BRL	12,093	2,182	4	0
03/2026	$12	BRL	66	0	0
JPM	01/2026	CNH	96	$14	0	0
01/2026	$89	KRW	127,759	0	0
01/2026	42	PLN	156	1	0
01/2026	ZAR	775	$45	0	(2)
02/2026	KRW	127,592	89	1	0
MBC	01/2026	CAD	560	398	0	(10)
01/2026	EUR	1,893	2,222	0	(4)
01/2026	$944	EUR	808	6	0
01/2026	7	JPY	1,019	0	0
01/2026	64	THB	2,065	2	0
NGF	01/2026	KRW	79,309	$54	0	(1)
SCX	01/2026	CNH	37	5	0	0
01/2026	$119	JPY	18,441	0	(1)
01/2026	192	TWD	6,004	0	(1)
SOG	01/2026	EUR	5,137	$5,948	0	(92)
01/2026	$441	JPY	68,985	0	0
03/2026	0	MXN	6	0	0
UAG	01/2026	29	PLN	105	1	0
01/2026	ZAR	4,017	$231	0	(11)

Total Forward Foreign Currency Contracts	$21	$(185)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757%	09/18/2026	22,000	$18	$11
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757	09/18/2026	18,800	15	10
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757	09/18/2026	100	0	0

Total Purchased Options	$33	$21

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.551%	01/05/2026	100	$0	$0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.831	01/05/2026	100	0	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.625	01/08/2026	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.925	01/08/2026	100	0	0
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.580	01/05/2026	300	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.860	01/05/2026	300	(1)	0

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2025 (Unaudited)

GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.548	01/02/2026	200	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.848	01/02/2026	200	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.578	01/12/2026	200	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.878	01/12/2026	200	0	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.648	01/15/2026	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.928	01/15/2026	100	0	0
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.625	01/08/2026	300	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.925	01/08/2026	300	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.639	01/12/2026	300	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.919	01/12/2026	300	(1)	0
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.498	01/05/2026	500	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.798	01/05/2026	500	(1)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.639	01/12/2026	400	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.919	01/12/2026	400	(1)	0

Total Written Options	$(12)	$(2)

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$29,367	$0	$29,367
Industrials	0	6,594	0	6,594
Utilities	0	2,805	0	2,805
Municipal Bonds & Notes
California	0	990	0	990
New York	0	889	0	889
U.S. Government Agencies	0	88,107	0	88,107
U.S. Treasury Obligations	0	41,240	0	41,240
Non-Agency Mortgage-Backed Securities	0	18,485	3,404	21,889
Asset-Backed Securities
Automobile Sequential	0	2,558	0	2,558
CMBS Other	0	1,091	0	1,091
Home Equity Other	0	1,306	0	1,306
Whole Loan Collateral	0	15	0	15
Other ABS	0	26,528	0	26,528
Sovereign Issues	0	1,462	0	1,462
Short-Term Instruments
Repurchase Agreements	0	215,400	0	215,400

Total Investments	$0	$436,837	$3,404	$440,241

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(13,757)	$0	$(13,757)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	151	0	151
Over the counter	0	42	0	42

$0	$193	$0	$193
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2)	(167)	0	(169)
Over the counter	0	(187)	0	(187)

$(2)	$(354)	$0	$(356)

Total Financial Derivative Instruments	$(2)	$(161)	$0	$(163)

Totals	$(2)	$422,919	$3,404	$426,321

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	December 31, 2025 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2025:
Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2025 (1)

Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$0	$3,335	$0	$0	$0	$69	$0	$0	$3,404	$69
Asset-Backed Securities	1,081	0	(501)	0	36	51	0	(667)	0	0

Totals	$1,081	$3,335	$(501)	$0	$36	$120	$0	$(667)	$3,404	$69

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 12/31/2025	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities		$3,404	Recent Transaction			Purchase Price			100.000	—

Total		$3,404

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Low Duration Fund	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 114.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Project Nova 7.080% - 7.284% due 08/31/2026 «~		$1,400	$1,400

Total Loan Participations and Assignments (Cost $1,400)			1,400

CORPORATE BONDS & NOTES 11.9%
BANKING & FINANCE 7.4%
ABN AMRO Bank NV 4.718% due 01/22/2027		17,900	18,059
Abu Dhabi Developmental Holding Co. PJSC 5.375% due 05/08/2029		3,900	4,046
American Honda Finance Corp. 4.544% due 08/13/2027 •		14,300	14,333
Athene Global Funding
3.054% (EUR003M + 1.000%) due 02/23/2027 ~	EUR	8,200	9,684
4.696% due 07/16/2026 •		$16,500	16,526
Bank of America Corp. 4.623% due 05/09/2029 •		15,000	15,201
Banque Federative du Credit Mutuel SA 5.194% due 02/16/2028		5,150	5,268
BGC Group, Inc. 6.150% due 04/02/2030		3,200	3,318
BPCE SA 6.612% due 10/19/2027 •		20,200	20,587
Citibank NA
4.876% due 11/19/2027 •		6,550	6,598
4.929% due 08/06/2026		12,900	12,969
5.438% due 04/30/2026		14,050	14,105
Cooperatieve Rabobank UA 4.395% (SOFRINDX + 0.620%) due 08/28/2026 ~		6,800	6,818
Danske Bank AS 5.427% due 03/01/2028 •		8,000	8,126
Deutsche Bank AG 5.026% (SOFRRATE + 1.219%) due 11/16/2027 ~		19,000	19,086
Extra Space Storage LP 3.500% due 07/01/2026		7,000	6,980
Ford Motor Credit Co. LLC
5.125% due 11/05/2026		2,000	2,011
5.800% due 03/05/2027		6,200	6,280
5.918% due 03/20/2028		3,500	3,583
6.800% due 05/12/2028		200	209
7.350% due 11/04/2027		300	313
General Motors Financial Co., Inc.
2.400% due 04/10/2028		350	337
5.050% due 04/04/2028		1,550	1,580
5.400% due 05/08/2027		14,700	14,946
Goldman Sachs Group, Inc.
4.153% due 10/21/2029 •		3,600	3,600
4.937% due 04/23/2028 •		11,900	12,038
Hardwood Funding LLC 4.840% due 06/07/2028 «(g)		1,500	1,516
HSBC Holdings PLC 5.391% (SOFRRATE + 1.570%) due 08/14/2027 ~		3,200	3,220
JPMorgan Chase & Co.
1.470% due 09/22/2027 •		2,700	2,651
4.490% (SOFRRATE + 0.765%) due 09/22/2027 ~		19,100	19,150
4.832% (SOFRRATE + 0.920%) due 04/22/2028 ~		5,000	5,025
5.571% due 04/22/2028 •		2,800	2,857
6.070% due 10/22/2027 •		8,300	8,433
Morgan Stanley 4.968% (SOFRRATE + 1.020%) due 04/13/2028 ~		7,500	7,533
Morgan Stanley Bank NA
4.968% due 07/14/2028 •		800	811
5.016% due 01/12/2029 •		1,600	1,630
Morgan Stanley Private Bank NA 4.204% due 11/17/2028 •		9,500	9,531
NatWest Group PLC
5.034% (SOFRRATE + 1.250%) due 03/01/2028 ~		2,400	2,416
5.583% due 03/01/2028 •		2,800	2,851
Protective Life Global Funding 4.412% (SOFRRATE + 0.500%) due 07/22/2026 ~		9,000	9,014

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2025 (Unaudited)

Royal Bank of Canada 4.314% (SOFRINDX + 0.460%) due 08/03/2026 ~	4,800	4,807
Santander Holdings USA, Inc. 3.244% due 10/05/2026	3,100	3,082
Santander U.K. Group Holdings PLC 4.795% (SOFRINDX + 1.070%) due 09/22/2029 ~	7,500	7,501
Stellantis Finance U.S., Inc. 5.350% due 03/17/2028	2,000	2,040
Sumitomo Mitsui Financial Group, Inc. 5.464% due 01/13/2026	12,600	12,606
Swedbank AB 5.337% due 09/20/2027	20,000	20,465
Toyota Motor Credit Corp. 4.550% due 08/07/2026	4,900	4,921
UBS Group AG
4.550% due 04/17/2026	2,100	2,104
4.703% due 08/05/2027 •	5,000	5,018
6.327% due 12/22/2027 •	700	715
Wells Fargo & Co.
4.682% (SOFRRATE + 0.780%) due 01/24/2028 ~	15,000	15,037
4.970% due 04/23/2029 •	16,300	16,606
5.707% due 04/22/2028 •	3,400	3,471

		401,612

INDUSTRIALS 3.7%
AbbVie, Inc. 4.800% due 03/15/2027	16,100	16,274
Adnoc Murban Rsc Ltd. 4.250% due 09/11/2029	14,700	14,804
Bayer U.S. Finance LLC 6.125% due 11/21/2026	600	609
Beignet Investor LLC 6.581% due 05/30/2049	9,100	9,622
BMW U.S. Capital LLC
4.750% due 03/21/2028	11,790	11,963
5.050% due 08/11/2028	9,996	10,251
Campbell's Co. 5.300% due 03/20/2026	11,300	11,327
Continental Resources, Inc. 2.268% due 11/15/2026	1,200	1,176
Global Payments, Inc. 1.200% due 03/01/2026	3,300	3,285
Hyundai Capital America
1.800% due 01/10/2028	200	191
4.875% due 06/23/2027	3,300	3,337
4.900% due 06/23/2028	3,300	3,353
5.487% (SOFRRATE + 1.500%) due 01/08/2027 ~	17,300	17,438
International Business Machines Corp. 4.650% due 02/10/2028	13,300	13,502
Las Vegas Sands Corp. 5.625% due 06/15/2028	9,300	9,537
Mercedes-Benz Finance North America LLC
4.750% due 03/31/2028	11,850	12,044
4.900% due 11/15/2027	3,350	3,414
National Football League 5.480% due 10/05/2028 «(g)	2,400	2,455
NTT Finance Corp.
4.620% due 07/16/2028	500	507
5.059% (SOFRRATE + 1.080%) due 07/16/2028 ~	1,100	1,112
Oracle Corp. 4.614% (SOFRRATE + 0.760%) due 08/03/2028 ~	3,400	3,356
Penske Truck Leasing Co. LP/PTL Finance Corp. 1.700% due 06/15/2026	11,100	10,975
Philip Morris International, Inc. 4.125% due 04/28/2028	15,000	15,070
Volkswagen Group of America Finance LLC 5.050% due 03/27/2028	23,145	23,510

		199,112

UTILITIES 0.8%
AES Corp. 1.375% due 01/15/2026	22,500	22,475
Enel Finance International NV 1.625% due 07/12/2026	3,200	3,160
FirstEnergy Corp. 3.900% due 07/15/2027	300	299
NextEra Energy Capital Holdings, Inc. 4.648% (SOFRINDX + 0.800%) due 02/04/2028 ~	5,750	5,772
Southern California Edison Co.
3.650% due 03/01/2028	700	692
4.700% due 06/01/2027	1,100	1,109
5.350% due 03/01/2026	4,900	4,909
5.650% due 10/01/2028	100	104
5.850% due 11/01/2027	600	617

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2025 (Unaudited)

Spire, Inc. 5.300% due 03/01/2026	1,500	1,502

		40,639

Total Corporate Bonds & Notes (Cost $634,509)		641,363

U.S. GOVERNMENT AGENCIES 43.9%
Federal Home Loan Mortgage Corp.
0.800% due 10/28/2026 (j)	83,100	81,234
2.500% due 12/01/2032	1,402	1,362
3.000% due 01/01/2027 - 04/01/2052	23,265	20,636
3.500% due 02/01/2047 - 06/01/2047	5,601	5,299
4.000% due 12/01/2047	2,304	2,229
4.500% due 04/01/2053 - 09/01/2053	5,623	5,505
5.000% due 12/01/2049 - 08/01/2054	19,073	19,111
5.500% due 08/01/2053 - 12/01/2053	28,572	29,048
6.000% due 01/01/2053 - 04/01/2055	23,855	24,937
6.375% due 10/01/2035 •	87	89
6.500% due 08/01/2035 •	104	107
6.552% due 04/01/2035 •	143	147
6.738% due 03/01/2035 •	68	70
6.797% due 07/01/2035 •	2	2
6.835% due 05/01/2037 •	6	7
6.988% due 02/01/2037 •	1	1
7.000% due 01/01/2030 - 04/01/2032	3	3
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.903% due 07/25/2054 ~	9,193	8,949
2.920% due 01/25/2026	1,682	1,677
Federal Home Loan Mortgage Corp. REMICS
1.250% due 10/15/2027	3,402	3,340
1.375% due 11/15/2027	2,557	2,512
2.372% due 07/15/2036 •(a)	624	64
2.500% due 10/25/2049	94	83
3.000% due 03/15/2027 - 05/15/2027 (a)	917	11
3.052% due 08/15/2036 •(a)	1,571	185
4.428% due 02/15/2037 •	16	16
4.438% due 02/15/2037 •	24	24
4.448% due 07/15/2043 •	3,216	3,170
4.548% due 11/15/2030 - 06/15/2042 •	3,939	3,900
4.618% due 05/15/2036 •	12	12
4.648% due 01/15/2042 •	9	9
4.814% due 11/25/2054 •	15,451	15,517
4.824% due 02/25/2055 •	3,894	3,913
4.844% due 08/25/2054 •	7,480	7,516
4.854% due 08/25/2055 •	46,251	46,538
4.874% due 02/25/2055 - 06/25/2055 •	17,135	17,239
4.953% due 01/15/2038 •	1,123	1,131
5.009% due 02/15/2051 •	26,047	25,629
5.024% due 03/25/2055 - 08/25/2055 •	7,877	7,906
5.074% due 02/25/2055 - 08/25/2055 •	100,371	100,817
5.224% due 02/25/2054 •	32,565	32,794
5.500% due 07/15/2034	165	169
6.000% due 12/15/2028 - 07/15/2029	6	6
6.500% due 03/15/2029 - 06/15/2032	300	312
7.500% due 07/15/2030	12	12
Federal Home Loan Mortgage Corp. STRIPS
1.852% due 08/15/2043 •(a)	14,538	1,519
3.123% due 08/15/2044 •	3,853	4,036
4.498% due 05/15/2037 •	4	4
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.106% due 08/25/2031 •	213	213
4.269% due 09/25/2031 •	278	278
4.576% due 08/15/2032 ~	2	2
5.429% due 07/25/2044 •	785	765
6.500% due 07/25/2043	4,986	5,208
Federal National Mortgage Association
2.080% due 10/01/2026	3,780	3,724
2.500% due 02/01/2035	1,181	1,148
2.770% due 04/01/2026	1,977	1,967
3.000% due 12/01/2026 - 04/01/2052	336,487	299,462
3.150% due 03/01/2026	11,350	11,307
3.500% due 02/01/2047 - 12/01/2047	133,043	124,327
4.000% due 01/01/2046 - 06/01/2053	51,449	49,809
4.384% due 01/01/2028 •	1	1
4.473% due 03/01/2035 •	35	34
4.500% due 05/01/2026 - 06/01/2053	5,900	5,795
4.855% due 12/01/2036 •	1	1
5.000% due 05/01/2027 - 08/01/2054	71,940	72,069
5.277% due 07/01/2042 - 07/01/2044 •	84	84
5.327% due 09/01/2041 •	9	9
5.477% due 10/01/2030 - 11/01/2039 •	32	33
5.500% due 07/01/2053	4,902	4,988
5.591% due 09/01/2034 •	1	1
5.864% due 11/01/2034 •	51	52
6.000% due 03/01/2032 - 01/01/2039	1,286	1,359

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2025 (Unaudited)

6.048% due 03/01/2035 •	454	463
6.095% due 11/01/2027 •	1	1
6.125% due 08/01/2029 •	25	25
6.149% due 12/01/2033 •	29	29
6.209% due 07/01/2035 •	39	40
6.216% due 07/01/2035 •	73	75
6.220% due 10/01/2035 •	108	111
6.287% due 11/01/2035 •	6	6
6.315% due 05/01/2035 •	19	20
6.375% due 01/01/2035 - 08/01/2035 •	653	670
6.390% due 09/01/2035 •	78	80
6.425% due 03/01/2035 •	41	42
6.455% due 09/01/2035 •	5	5
6.472% due 08/01/2035 •	80	83
6.500% due 09/01/2033 - 03/01/2038	166	176
6.504% due 09/01/2032 •	85	88
6.508% due 06/01/2035 •	73	75
6.587% due 04/01/2034 •	72	74
6.810% due 06/01/2035 •	22	22
7.000% due 04/01/2034	5	5
8.000% due 04/01/2030 - 11/01/2031	83	87
Federal National Mortgage Association REMICS
1.000% due 01/25/2043	225	197
2.000% due 11/25/2046	11,309	10,640
2.061% due 10/25/2042 •(a)	7,518	831
2.161% due 11/25/2042 •(a)	6,613	572
2.500% due 05/25/2028 (a)	1,011	21
2.661% due 01/25/2042 •(a)	724	108
4.167% due 06/25/2034 •	23	22
4.174% due 11/25/2050 •	930	895
4.239% due 01/25/2037 •	2	2
4.246% due 12/25/2036 •	159	155
4.250% due 05/25/2033	72	71
4.289% due 03/25/2037 •	266	263
4.339% due 03/25/2037 - 07/25/2037 •	232	230
4.349% due 03/25/2037 •	13	13
4.369% due 07/25/2037 •	309	306
4.389% due 06/25/2032 - 10/25/2040 •	45	46
4.439% due 12/25/2040 •	6	6
4.459% due 07/25/2037 •	421	419
4.489% due 08/25/2037 •	15	14
4.659% due 03/25/2038 •	13	13
4.739% due 03/25/2038 - 01/25/2040 •	155	155
4.773% due 09/25/2046 •	1,769	1,758
4.774% due 03/25/2055 •	8,043	8,074
4.824% due 11/25/2053 •	2,638	2,650
4.839% due 02/25/2040 •	98	99
4.924% due 01/25/2055 •	3,271	3,280
5.009% due 01/25/2051 •	859	860
5.024% due 03/25/2055 •	10,859	10,898
5.034% due 03/25/2055 •	12,799	12,852
5.074% due 07/25/2055 - 08/25/2055 •	117,976	118,531
5.374% due 12/25/2054 •	13,908	14,039
5.500% due 08/25/2034	235	240
6.500% due 07/25/2031 - 04/25/2032	313	326
Federal National Mortgage Association REMICS Trust 4.698% due 12/25/2042 ~	448	452
Federal National Mortgage Association Trust 4.339% due 03/25/2044 •	14	14
Government National Mortgage Association
4.500% due 08/20/2048	666	661
5.000% due 12/20/2027 •	14	14
5.375% (H15T1Y + 1.500%) due 07/20/2026 - 09/20/2026 ~	1	2
5.375% due 07/20/2027 - 07/20/2034 •	24	24
5.625% (H15T1Y + 1.500%) due 01/20/2026 - 05/20/2026 ~	1	0
5.625% due 01/20/2027 - 02/20/2032 •	289	290
Government National Mortgage Association REMICS
4.218% due 09/20/2071 - 09/20/2073 •	2,483	2,470
4.414% due 05/20/2068 •	157	156
4.464% due 12/20/2062 •	51	51
4.514% due 12/20/2060 •	168	168
4.614% due 08/20/2069 •	10,619	10,625
4.678% due 11/20/2074 •	936	939
4.710% due 02/20/2060 •	281	282
4.714% due 03/20/2065 - 07/20/2065 •	2,658	2,662
4.718% due 04/20/2072 •	9,409	9,429
4.727% due 12/20/2066 •	2,685	2,706
4.764% due 10/20/2064 •	2,389	2,393
4.768% due 05/20/2074 •	483	487
4.818% due 08/20/2073 •	4,232	4,273
4.868% due 09/20/2073 •	12,886	13,045
4.878% due 08/20/2073 •	11,993	12,139
4.884% due 10/20/2066 •	131	131
4.898% due 09/20/2073 •	4,294	4,345
4.914% due 05/20/2066 •	677	680
5.014% due 04/20/2066 •	929	934

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2025 (Unaudited)

5.018% due 05/20/2073 •	3,550	3,590
5.078% due 11/20/2072 •	73,303	74,713
5.088% due 11/20/2072 •	85,709	87,434
5.364% due 08/20/2070 •	16,834	17,140
5.418% due 08/20/2071 •	8,342	8,560
5.777% due 05/20/2041 ~	115	114
Uniform Mortgage-Backed Security, TBA
4.000% due 02/01/2056	51,315	48,648
4.500% due 01/01/2041	50	50
5.000% due 02/01/2056	320,200	319,037
5.500% due 02/01/2056	5,000	5,066
6.000% due 02/01/2056 - 03/01/2056	474,400	486,905
Vendee Mortgage Trust 6.500% due 05/15/2029	1,343	1,370

Total U.S. Government Agencies (Cost $2,415,425)		2,374,195

U.S. TREASURY OBLIGATIONS 13.6%
U.S. Treasury Bonds
4.875% due 08/15/2045	261	264
U.S. Treasury Inflation Protected Securities (e)
0.625% due 07/15/2032	24,990	23,453
1.125% due 01/15/2033	54,545	52,355
U.S. Treasury Notes
3.625% due 05/15/2026	590,900	591,114
4.375% due 11/30/2028 (j)(l)	31,200	31,913
4.875% due 04/30/2026	36,100	36,250

Total U.S. Treasury Obligations (Cost $733,545)		735,349

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.0%
1211 Avenue of the Americas Trust 3.901% due 08/10/2035	6,950	6,730
280 Park Avenue Mortgage Trust 4.958% due 09/15/2034 •	10,200	10,169
ABN AMRO Mortgage Corp. 5.500% due 01/25/2034	14	14
American Home Mortgage Assets Trust 4.386% due 11/25/2035 •	184	177
Angel Oak Mortgage Trust
1.820% due 11/25/2066 ~	6,413	5,785
5.338% due 05/27/2069 þ	768	772
Ashford Hospitality Trust 4.823% due 04/15/2035 •	349	349
Atrium Hotel Portfolio Trust 4.978% due 12/15/2036 •	8,766	8,660
BAMLL Commercial Mortgage Securities Trust 4.915% due 09/15/2038 •	4,100	3,957
Banc of America Alternative Loan Trust 5.500% due 10/25/2033	1,392	1,408
Banc of America Funding Trust
5.301% due 05/25/2035 ~	41	39
5.500% due 09/25/2035	152	154
5.798% due 02/20/2036 ~	151	144
Banc of America Mortgage Trust
5.066% due 09/25/2035 ~	767	686
5.103% due 02/25/2035 ~	33	33
Bear Stearns ALT-A Trust
4.246% due 04/25/2035 ~	702	685
4.791% due 09/25/2035 ~	819	438
5.406% due 05/25/2035 ~	141	135
6.300% due 09/25/2034 ~	78	77
Bear Stearns ARM Trust
4.813% due 11/25/2030 ~	4	4
4.852% due 08/25/2035 ~	385	334
4.905% due 08/25/2035 ~	2,375	2,223
5.031% due 01/25/2035 ~	136	133
5.125% due 01/25/2035 ~	1	1
5.734% due 01/25/2034 ~	4	4
5.860% due 08/25/2033 ~	19	19
6.125% due 02/25/2033 ~	2	2
6.162% due 10/25/2036 ~	39	39
6.373% due 04/25/2033 ~	97	97
6.375% due 08/25/2033 ~	85	84
Bear Stearns Structured Products, Inc. Trust 5.000% due 01/26/2036 ~	1,207	853
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.126% due 01/25/2035 •	44	43
CHL Mortgage Pass-Through Trust 6.148% due 02/20/2036 •	3,411	3,219
Citigroup Mortgage Loan Trust, Inc.
5.367% due 03/25/2036 ~	427	419
5.750% due 09/25/2035 •	4	5
6.746% due 03/25/2034 ~	148	138
CLNY Trust 5.278% due 11/15/2038 •	4,464	4,402

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2025 (Unaudited)

COMM Mortgage Trust
4.798% due 06/15/2034 •		3,400	3,309
5.165% due 12/15/2038 •		19,379	19,153
Countrywide Alternative Loan Trust 4.246% due 06/25/2036 •		327	131
Credit Suisse First Boston Mortgage Securities Corp. 4.868% due 03/25/2032 ~		156	152
CRSNT Trust 4.694% due 04/15/2036 •		25,400	25,236
CSFB Mortgage-Backed Pass-Through Certificates 6.978% due 10/25/2033 ~		10	9
CSMC Trust 6.778% due 06/01/2050 ~		14,102	14,062
DBGS Mortgage Trust 5.410% due 10/15/2039 •		1,220	1,220
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust 4.246% due 06/25/2037 •		5,368	4,819
DROP Mortgage Trust 5.014% due 10/15/2043 •		23,100	22,548
EMF-NL Prime BV 2.866% due 04/17/2041 •	EUR	3,000	3,336
Eurosail-U.K. PLC 4.851% (BP0003M + 0.950%) due 06/13/2045 ~	GBP	1,215	1,637
First Horizon Alternative Mortgage Securities Trust
5.040% due 09/25/2034 ~		$15	15
5.192% due 09/25/2035 ~		86	76
Government National Mortgage Association REMICS 4.698% due 10/20/2075 •		14,963	15,030
GS Mortgage Securities Corp. Trust
5.047% due 11/15/2032 •		2,514	2,499
5.120% due 12/15/2036 •		232	232
GS Mortgage-Backed Securities Trust 3.000% due 09/25/2052 ~		20,507	17,984
GSR Mortgage Loan Trust
4.951% due 09/25/2035 ~		107	103
5.109% due 09/25/2035 ~		8	8
6.000% due 03/25/2032		13	13
6.117% due 09/25/2035 ~		35	35
6.290% due 07/25/2035 ~		471	238
HarborView Mortgage Loan Trust 4.742% due 07/19/2035 ~		1,181	879
IndyMac INDX Mortgage Loan Trust 4.266% due 05/25/2046 •		759	705
JP Morgan Chase Commercial Mortgage Securities Trust 5.214% due 12/15/2036 •		7,000	3,462
JP Morgan Mortgage Trust
0.000% due 04/25/2037 ~		96	50
5.099% due 08/25/2035 ~		758	673
6.186% due 07/25/2035 ~		9	9
MASTR Adjustable Rate Mortgages Trust 5.633% due 11/21/2034 ~		29	29
Morgan Stanley Capital I Trust
4.815% due 12/15/2036 •		100	77
4.898% due 11/15/2034 •		2,398	2,384
Morgan Stanley Mortgage Loan Trust
4.100% due 08/25/2034 ~		39	36
4.106% due 04/25/2035 •		522	522
4.166% due 01/25/2035 •		133	127
5.500% due 11/25/2035		824	723
MortgageIT Trust 4.486% due 02/25/2035 •		67	68
Natixis Commercial Mortgage Securities Trust 4.965% due 08/15/2038 •		4,826	4,691
New Orleans Hotel Trust 4.787% due 04/15/2032 •		1,400	1,392
Newgate Funding PLC 2.700% due 12/15/2050 •	EUR	522	607
NYO Commercial Mortgage Trust 4.960% due 11/15/2038 •		$4,700	4,696
OBX Trust
3.000% due 01/25/2052 ~		18,794	16,447
4.774% due 10/25/2051 •		4,913	4,604
One Market Plaza Trust 3.614% due 02/10/2032		6,282	6,007
ONE Mortgage Trust 4.564% due 03/15/2036 •		2,450	2,444
Prime Mortgage Trust 4.246% due 02/25/2034 •		78	74
Project Cashmere 4.543% due 12/30/2057 «(b)	AUD	88,700	59,194
SFO Commercial Mortgage Trust 5.014% due 05/15/2038 •		$3,500	3,495
STARM Mortgage Loan Trust 6.674% due 01/25/2037 ~		399	230
Structured Adjustable Rate Mortgage Loan Trust 6.298% due 02/25/2034 ~		8	8

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2025 (Unaudited)

Structured Asset Mortgage Investments II Trust
4.106% due 03/25/2037 •	34	13
4.406% due 02/25/2036 •	635	545
Structured Asset Mortgage Investments Trust
3.905% due 06/25/2029 ~	31	30
4.506% due 09/19/2032 •	79	75
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 6.253% due 06/25/2033 ~	6	5
Thornburg Mortgage Securities Trust
2.901% due 12/25/2045 •	383	349
6.111% due 10/25/2045 •	501	549
Towd Point Mortgage Trust
2.900% due 10/25/2059 ~	1,585	1,531
4.846% due 05/25/2058 •	2,158	2,199
UWM Mortgage Trust 4.824% due 12/25/2051 •	16,966	15,856
VASA Trust 4.765% due 07/15/2039 •	5,000	4,938
WaMu Mortgage Pass-Through Certificates Trust
4.426% due 10/25/2045 •	17	16
4.586% due 11/25/2034 •	942	926
4.774% due 01/25/2036 ~	52	50
5.029% due 08/25/2046 •	18	17
5.429% due 06/25/2042 •	123	116
6.000% due 06/25/2034	308	317
Washington Mutual MSC Mortgage Pass-Through Certificates Trust 6.350% due 02/25/2033 ~	2	2

Total Non-Agency Mortgage-Backed Securities (Cost $334,583)		325,443

ASSET-BACKED SECURITIES 5.6%
AUTOMOBILE SEQUENTIAL 0.4%
Chase Auto Owner Trust 5.680% due 01/25/2029	1,372	1,387
Chesapeake Funding II LLC 5.520% due 05/15/2036	617	624
Citizens Auto Receivables Trust 5.840% due 01/18/2028	345	347
GLS Auto Receivables Issuer Trust 4.750% due 03/15/2028	947	949
Oscar U.S. Funding XIV LLC 2.820% due 04/10/2029	11,730	11,635
Oscar U.S. Funding XVII LLC 4.630% due 12/10/2027	354	354
Research-Driven Pagaya Motor Asset Trust 7.130% due 01/26/2032	157	158
SFS Auto Receivables Securitization Trust 5.470% due 10/20/2028	1,124	1,131
Stellantis Financial Underwritten Enhanced Lease Trust 4.630% due 07/20/2027	6,600	6,624

		23,209

CMBS OTHER 1.5%
Arbor Realty Commercial Real Estate Notes Ltd. 5.434% due 01/15/2037 •	2,222	2,235
AREIT Trust 5.187% due 01/20/2037 •	10,710	10,697
BDS Ltd. 5.199% due 12/16/2036 •	6,511	6,517
GPMT Ltd.
5.198% due 12/15/2036 •	12,896	12,916
5.349% due 07/16/2035 •	1,446	1,446
MF1 LLC 5.881% due 06/19/2037 •	18,615	18,625
MF1 Ltd. 5.081% due 02/19/2037 •	14,934	14,938
Ready Capital Mortgage Financing LLC 5.046% due 11/25/2036 •	273	273
TRTX Issuer Ltd. 5.386% due 02/15/2039 •	13,622	13,598

		81,245

CREDIT CARD OTHER 0.3%
Synchrony Card Funding LLC 5.740% due 10/15/2029	17,600	17,858

HOME EQUITY OTHER 0.2%
Asset-Backed Securities Corp. Home Equity Loan Trust 4.385% due 06/15/2031 •	4	4
Bear Stearns Asset-Backed Securities Trust
4.846% due 11/25/2042 •	97	98

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2025 (Unaudited)

5.646% due 03/25/2043 •		613	609
Centex Home Equity Loan Trust 4.776% due 09/25/2034 •		804	797
Countrywide Asset-Backed Certificates Trust
4.566% due 07/25/2034 •		23	26
4.596% due 03/25/2034 •		216	224
EquiFirst Mortgage Loan Trust 4.326% due 01/25/2034 •		122	121
Fremont Home Loan Trust 3.966% due 01/25/2037 •		159	74
GSAMP Trust 3.916% due 12/25/2036 •		1,232	612
Home Equity Asset Trust 4.406% due 08/25/2036 •		2,888	2,877
HSI Asset Securitization Corp. Trust 3.946% due 10/25/2036 •		28	10
Morgan Stanley ABS Capital I, Inc. Trust
4.096% due 05/25/2037 •		2,613	2,397
4.551% due 12/25/2034 •		311	310
Morgan Stanley IXIS Real Estate Capital Trust 3.896% due 11/25/2036 •		13	4
New Century Home Equity Loan Trust 4.566% due 03/25/2035 •		1,482	1,495
NovaStar Mortgage Funding Trust 4.166% due 05/25/2036 •		460	458
RAAC Trust 4.546% due 03/25/2034 •		39	39
Renaissance Home Equity Loan Trust 4.546% due 08/25/2032 •		40	38
Saxon Asset Securities Trust 1.432% due 03/25/2035 •		128	110
Securitized Asset-Backed Receivables LLC Trust
3.966% due 12/25/2036 •		2,724	572
4.106% due 05/25/2037 •		305	240
Soundview Home Loan Trust 3.966% due 11/25/2036 •		1,062	285
Structured Asset Investment Loan Trust
4.551% due 03/25/2034 •		1,339	1,423
4.746% due 09/25/2034 •		58	56

			12,879

MANUFACTURING HOUSE SEQUENTIAL 0.0%
Mid-State Trust XI 4.864% due 07/15/2038		25	25

WHOLE LOAN COLLATERAL 0.1%
First Franklin Mortgage Loan Trust 4.671% due 05/25/2034 •		653	639
GSAMP Trust 3.401% due 11/25/2034 •		728	709
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 4.406% due 12/25/2035 •		1,275	1,268

			2,616

OTHER ABS 3.1%
AGL CLO 14 Ltd. 5.000% due 12/02/2034 •		1,000	1,000
AMMC CLO 24 Ltd. 5.084% due 01/20/2035 •		1,300	1,300
Anchorage Capital CLO 21 Ltd. 4.934% due 10/20/2034 •		1,100	1,099
Apidos CLO XI 5.122% due 04/17/2034 •		1,000	1,001
ARES LXII CLO Ltd. 4.928% due 01/25/2034 •		1,900	1,900
ARES LXV CLO Ltd. 4.978% due 07/25/2034 •		500	500
ARES XLIV CLO Ltd. 5.035% due 04/15/2034 •		2,600	2,601
ARES XXVII CLO Ltd. 5.009% due 10/28/2034 •		3,900	3,901
Atlas Senior Loan Fund XVI Ltd. 5.019% due 01/20/2034 •		1,100	1,100
Atlas Senior Loan Fund XVIII Ltd. 4.994% due 01/18/2035 •		1,800	1,800
Bain Capital Credit CLO Ltd.
4.850% due 04/23/2035 •		2,100	2,099
5.042% due 07/17/2035 •		1,700	1,701
BNPP AM Euro CLO DAC 2.626% due 04/15/2031 •	EUR	295	346
Canyon Capital CLO Ltd. 4.915% due 10/15/2034 •		$1,000	999

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2025 (Unaudited)

Capital Four CLO X DAC 3.279% due 10/25/2038 •	EUR	1,000	1,176
Capital Street Master Trust 5.074% due 08/16/2029 •		$1,000	999
Carlyle Euro CLO DAC 2.954% due 08/15/2032 •	EUR	5,311	6,249
Carlyle Global Market Strategies CLO Ltd. 4.974% due 07/20/2034 •		$2,800	2,802
Carlyle Global Market Strategies Euro CLO Ltd. 2.814% due 11/15/2031 •	EUR	31	36
CIFC Funding Ltd. 5.077% due 10/24/2030 •		$3,268	3,272
DataBank Issuer II LLC 5.180% due 09/27/2055		4,800	4,737
Dryden 95 CLO Ltd. 4.929% due 08/20/2034 •		1,100	1,100
Elevation CLO Ltd. 4.988% due 07/25/2034 •		3,300	3,297
Flatiron CLO 19 Ltd. 5.032% due 11/16/2034 •		713	713
Golub Capital Partners CLO 50B-R Ltd. 4.994% due 04/20/2035 •		1,500	1,500
Guggenheim CLO Ltd. 5.055% due 01/15/2035 •		1,000	999
Hayfin Emerald CLO VI DAC 3.259% due 10/15/2038 •	EUR	900	1,059
ICG U.S. CLO Ltd. 5.034% due 10/20/2034 •		$3,100	3,102
Indigo Credit Management I DAC 0.000% due 10/15/2037 •	EUR	1,000	1,175
Invesco CLO Ltd. 5.034% due 07/20/2035 •		$1,400	1,400
Jamestown CLO XVI Ltd. 4.978% due 07/25/2034 •		1,200	1,200
KKR CLO 36 Ltd. 5.055% due 10/15/2034 •		1,300	1,300
KKR CLO 42 Ltd. 5.034% due 07/20/2034 •		1,100	1,101
LCM 35 Ltd. 4.985% due 10/15/2034 •		1,000	1,000
Madison Park Euro Funding XIV DAC 2.826% due 07/15/2032 •	EUR	4,951	5,823
Madison Park Funding XLIX Ltd. 4.934% due 10/19/2034 •		$1,000	1,000
Madison Park Funding XLVI Ltd. 4.905% due 10/15/2034 •		2,100	2,099
Marble Point CLO XXII Ltd. 5.078% due 07/25/2034 •		3,500	3,504
Massachusetts Educational Financing Authority 5.525% due 04/25/2038 •		473	474
Navesink CLO 2 Ltd. 0.000% due 01/15/2036 •(b)		700	700
Neuberger Berman Loan Advisers CLO 45 Ltd. 4.972% due 10/14/2036 •		1,700	1,699
Northwoods Capital 25 Ltd. 5.004% due 07/20/2034 •		800	799
Ocean Trails CLO XI 4.914% due 07/20/2034 •		3,400	3,391
Octagon Investment Partners 40 Ltd. 4.924% due 01/20/2035 •		1,700	1,700
Pagaya AI Debt Grantor Trust
5.065% due 03/15/2032		182	183
5.108% due 03/15/2033		500	503
Pagaya AI Debt Trust 6.660% due 07/15/2031		58	58
Palmer Square European Loan Funding DAC
2.859% due 10/15/2034 •	EUR	993	1,168
3.034% due 08/15/2033 •		568	667
3.047% due 07/15/2035 •		600	705
3.214% due 02/15/2035 •		2,082	2,449
Parallel Ltd. 5.015% due 07/15/2034 •		$1,200	1,198
Park Avenue Institutional Advisers CLO Ltd. 4.994% due 01/20/2034 •		700	701
PK ALIFT Loan Funding 6 LP 5.365% due 11/15/2042		1,408	1,420
Rockford Tower CLO Ltd. 5.084% due 07/20/2035 •		1,200	1,201
Romark CLO - IV Ltd. 5.067% due 07/10/2034 •		1,200	1,201
Romark CLO V Ltd. 5.095% due 01/15/2035 •		1,500	1,501
Sculptor CLO XXVII Ltd. 4.944% due 07/20/2034 •		800	800
Silver Rock CLO II Ltd. 4.924% due 01/20/2035 •		1,200	1,200

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2025 (Unaudited)

SLM Student Loan Trust 2.650% due 12/15/2033 •	EUR	373	413
SMB Private Education Loan Trust
3.940% due 02/16/2055		$10,789	10,574
5.380% due 07/15/2053		2,062	2,106
5.434% due 02/16/2055 •		10,789	10,899
5.670% due 11/15/2052		7,920	8,141
Symphony CLO 36 Ltd. 0.000% due 01/20/2036 •(b)		1,300	1,300
Symphony CLO XXIV Ltd. 5.261% due 10/23/2035 •		1,200	1,200
Symphony CLO XXXII Ltd. 5.419% due 10/23/2035		2,400	2,400
THL Credit Wind River CLO Ltd. 5.105% due 04/15/2035 •		2,400	2,402
Tikehau CLO IX DAC 3.224% due 01/20/2037 •	EUR	4,900	5,763
Tikehau CLO V DAC 3.253% due 10/15/2038 •		2,500	2,940
Trinitas CLO XVII Ltd. 5.034% due 10/20/2034 •		$1,900	1,901
Trinitas CLO XX Ltd. 4.924% due 07/20/2035 •		2,000	1,995
Trysail CLO Ltd. 5.123% due 10/20/2033 •		1,000	1,001
Venture 36 CLO Ltd. 5.276% due 04/20/2032 •		9,994	10,001
Venture XXVII CLO Ltd. 5.196% due 07/20/2030 •		165	165
Voya CLO Ltd. 4.944% due 04/20/2034 •		2,300	2,300
Wellfleet CLO Ltd.
5.055% due 07/15/2034 •		900	900
5.064% due 04/20/2034 •		700	701
Wind River CLO Ltd. 4.994% due 07/20/2034 •		1,700	1,700

			164,510

Total Asset-Backed Securities (Cost $303,394)			302,342

SOVEREIGN ISSUES 3.3%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2026 (d)	BRL	801,500	141,489
Cassa Depositi e Prestiti SpA 5.875% due 04/30/2029		$11,300	11,923
Israel Government International Bonds 5.375% due 02/19/2030		6,300	6,524
Saudi Government International Bonds 5.125% due 01/13/2028		16,100	16,457

Total Sovereign Issues (Cost $177,106)			176,393

SHORT-TERM INSTRUMENTS 30.4%
COMMERCIAL PAPER 1.5%
Air Lease Corp.
4.000% due 01/14/2026		750	749
4.220% due 01/12/2026		5,000	4,993
4.300% due 01/08/2026		2,100	2,098
Alimentation Couche-Tard, Inc.
3.990% due 01/21/2026		350	349
4.110% due 01/08/2026		1,300	1,299
AMETEK, Inc.
4.020% due 01/12/2026		3,300	3,296
4.150% due 01/06/2026		650	650
Bacardi-Martini BV
4.350% due 01/29/2026		700	698
4.350% due 02/05/2026		450	448
Becton Dickinson & Co. 4.030% due 01/14/2026		900	899
Conagra Brands, Inc.
4.050% due 01/05/2026		250	250
4.050% due 01/12/2026		600	599
4.100% due 01/13/2026		1,050	1,048
Crown Castle, Inc.
4.140% due 01/22/2026		1,250	1,247
4.150% due 01/20/2026		9,750	9,727
4.150% due 01/21/2026		1,250	1,247
4.150% due 01/22/2026		2,100	2,095
Edison International
4.250% due 01/02/2026		1,100	1,100
4.550% due 01/05/2026		1,450	1,449
4.550% due 01/06/2026		700	699
4.550% due 01/07/2026		650	649

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2025 (Unaudited)

Enbridge U.S., Inc.
4.040% due 01/02/2026	1,300	1,300
4.040% due 01/07/2026	1,500	1,499
Equifax, Inc. 4.060% due 01/09/2026	350	350
ERAC USA Finance LLC 4.200% due 01/12/2026	800	799
Fidelity National Information Services, Inc.
3.950% due 01/07/2026	350	350
3.950% due 01/14/2026	300	300
3.950% due 01/23/2026	750	748
HA Sustainable Infrastructure Capital, Inc.
4.150% due 01/08/2026	1,450	1,449
4.550% due 01/13/2026	300	299
HCA, Inc.
4.100% due 01/20/2026	2,850	2,844
4.100% due 01/21/2026	900	898
4.100% due 01/26/2026	1,150	1,147
4.120% due 01/20/2026	750	748
4.120% due 02/02/2026	1,550	1,544
4.120% due 02/04/2026	900	896
4.120% due 02/12/2026	850	846
4.300% due 01/05/2026	600	600
4.300% due 01/13/2026	1,550	1,548
International Flavors & Fragrances, Inc. 4.100% due 01/30/2026	300	299
Jabil, Inc.
4.130% due 01/07/2026	1,700	1,699
4.130% due 01/12/2026	1,600	1,598
4.130% due 01/14/2026	3,700	3,694
4.150% due 01/07/2026	600	599
4.150% due 01/12/2026	400	399
4.150% due 01/13/2026	650	649
Keurig Dr. Pepper, Inc.
4.000% due 01/07/2026	300	300
4.240% due 01/09/2026	2,850	2,847
Marriott International, Inc. 4.020% due 01/02/2026	1,000	1,000
Oracle Corp. 4.220% due 01/16/2026	3,400	3,394
San Diego Gas & Electric Co. 3.940% due 01/20/2026	700	698
Southern California Edison Co.
4.550% due 01/05/2026	5,150	5,147
4.550% due 01/06/2026	750	749
4.550% due 01/08/2026	1,150	1,149
4.550% due 01/15/2026	350	349
VW Credit, Inc. 4.220% due 01/13/2026	1,150	1,148

		79,472

	SHARES
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.850% (f)	1,096,137	1,096

	PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (h) 27.0%		1,461,600

U.S. TREASURY BILLS 1.9%
3.647% due 01/27/2026 - 02/26/2026 (c)(d)(l)	103,261	102,740

Total Short-Term Instruments (Cost $1,644,922)		1,644,908

Total Investments in Securities (Cost $6,244,884)		6,201,393

	SHARES
INVESTMENTS IN AFFILIATES 14.0%
SHORT-TERM INSTRUMENTS 14.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 14.0%
PIMCO Short Asset Portfolio	77,353,678	759,381

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2025 (Unaudited)

Total Short-Term Instruments (Cost $755,601)	759,381

Total Investments in Affiliates (Cost $755,601)	759,381

Total Investments 128.7% (Cost $7,000,485)	$6,960,774
Financial Derivative Instruments (i)(k) (0.0)%(Cost or Premiums, net $2,338)	(1,976)
Other Assets and Liabilities, net (28.7)%	(1,549,331)

Net Assets 100.0%	$5,409,467

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								Security is an Interest Only ("IO") or IO Strip.
(b)								When-issued security.
(c)								Coupon represents a weighted average yield to maturity.
(d)								Zero coupon security.
(e)								Principal amount of security is adjusted for inflation.
(f)								Coupon represents a 7-Day Yield.
(g)								RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Hardwood Funding LLC				4.840%	06/07/2028	03/11/2025		$1,500	$1,516	0.03%
National Football League				5.480	10/05/2028	03/14/2024		2,400	2,455	0.04

								$3,900	$3,971	0.07%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	3.770%	12/16/2025	01/06/2026	$100,000	U.S. Treasury Notes 4.250% due 01/15/2028			$(102,301)	$100,000	$100,178
	3.790	01/02/2026	01/05/2026	628,500	U.S. Treasury Notes 3.375% - 4.125% due 11/30/2027 - 03/31/2031			(641,142)	628,500	628,500
	3.870	12/31/2025	01/02/2026	626,300	U.S. Treasury Notes 3.500% due 04/30/2030			(649,326)	626,300	626,435
SAL	3.930	12/31/2025	01/02/2026	106,800	U.S. Treasury Bills 0.000% due 12/24/2026			(108,983)	106,800	106,823

Total Repurchase Agreements								$(1,501,752)	$1,461,600	$1,461,936

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (9.8)%
Uniform Mortgage-Backed Security, TBA						3.000%	02/01/2056	$418,700	$(370,467)	$(370,108)
Uniform Mortgage-Backed Security, TBA						3.500	02/01/2056	176,500	(162,628)	(162,635)

Total Short Sales (9.8)%									$(533,095)	$(532,743)

Cash of $87 has been pledged as collateral under the terms of master agreements as of December 31, 2025.
(1)								Includes accrued interest.
(i)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description					Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note February Futures					$111.500	01/23/2026	158	$158	$(28)	$(25)
Put - CBOE U.S. Treasury 10-Year Note February Futures					112.000	01/23/2026	83	83	(14)	(26)
Call - CBOE U.S. Treasury 10-Year Note February Futures					113.500	01/23/2026	241	241	(48)	(18)
Put - EUREX Euro-Bund January 2026 Futures				EUR	127.500	01/23/2026	14	14	(7)	(10)

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2025 (Unaudited)

Call - EUREX Euro-Bund January 2026 Futures	130.500	01/23/2026	14	14	(7)	(1)

Total Written Options	$(104)	$(80)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl March Futures	03/2026	36	$4,914	$(35)	$0	$(5)
Euro-Bund March Futures	03/2026	35	5,247	(73)	0	(9)
U.S. Treasury 2-Year Note March Futures	03/2026	21,512	4,491,470	(456)	0	(1,513)
U.S. Treasury 5-Year Note March Futures	03/2026	8,424	920,783	(898)	0	(966)

$(1,462)	$0	$(2,493)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note March Futures	03/2026	227	$(25,523)	$172	$46	$0
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	4,363	(501,813)	3,370	818	0

$3,542	$864	$0

Total Futures Contracts	$2,080	$864	$(2,493)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Goldman Sachs Group, Inc.	1.000%	Quarterly	06/20/2026	0.252%	$2,350	$15	$(6)	$9	$0	$0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.226	15,900	82	(19)	63	1	0
Oracle Corp.	1.000	Quarterly	06/20/2030	1.367	4,900	107	(178)	(71)	0	(1)

$204	$(203)	$1	$1	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-45 5-Year Index	1.000%	Quarterly	12/20/2030	$2,200	$49	$1	$50	$0	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	82,800	$(341)	$800	$459	$93	$0
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035	1,400	(4)	(3)	(7)	2	0
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/18/2028	JPY	22,380,000	465	215	680	90	0
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027	$150,400	(572)	(3,728)	(4,300)	0	(66)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	64,400	143	(988)	(845)	88	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030	9,900	(19)	(110)	(129)	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.547	Annual	10/31/2030	24,690	0	(90)	(90)	39	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030	18,500	0	(70)	(70)	29	0

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030		12,900	0	(93)	(93)	21	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030		8,500	0	(77)	(77)	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030		6,900	0	(67)	(67)	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	10/31/2030		2,200	0	(22)	(22)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030		26,300	0	(269)	(269)	42	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		19,400	0	(200)	(200)	31	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030		25,400	0	(304)	(304)	40	0
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030		2,900	0	(36)	(36)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		9,300	0	(117)	(117)	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.749	Annual	10/31/2030		13,700	0	(178)	(178)	22	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		283,600	27	(2,855)	(2,828)	509	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		34,710	3,582	(127)	3,455	68	0
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034		1,160	(4)	(9)	(13)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		2,200	(8)	(12)	(20)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		700	(2)	11	9	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		2,700	(10)	46	36	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		2,700	(10)	44	34	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		500	(2)	7	5	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		2,500	(9)	51	42	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		200	(1)	4	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034		2,200	(9)	64	55	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		2,500	(10)	72	62	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		300	(1)	13	12	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		1,500	(7)	64	57	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		2,500	(11)	98	87	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034		1,000	(4)	39	35	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		1,000	(4)	42	38	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		1,390	(5)	57	52	3	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		500	(2)	(7)	(9)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		1,250	(5)	(5)	(10)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		3,700	(13)	(22)	(35)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		1,300	(5)	(3)	(8)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		5,600	(20)	(17)	(37)	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		3,500	(12)	(19)	(31)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		2,500	(7)	(16)	(23)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		5,400	(15)	(68)	(83)	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		5,700	(17)	(49)	(66)	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		3,700	(11)	(17)	(28)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		57,100	1,217	1,461	2,678	136	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		5,375	(35)	57	22	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2045		3,675	121	92	213	11	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035	AUD	151,550	2,584	(4,618)	(2,034)	0	(194)
Receive	6-Month EUR-EURIBOR	2.650	Annual	08/14/2029	EUR	2,400	(3)	(22)	(25)	1	0

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2025 (Unaudited)

Receive	6-Month EUR-EURIBOR	2.360	Annual	10/07/2029	3,500	(7)	20	13	2	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030	1,700	(3)	(13)	(16)	1	0
Receive	6-Month EUR-EURIBOR	2.580	Annual	08/29/2034	1,030	(3)	26	23	1	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035	800	(2)	26	24	1	0
Receive	6-Month EUR-EURIBOR	2.520	Annual	04/09/2035	1,100	(4)	25	21	2	0
Receive	6-Month EUR-EURIBOR	2.450	Annual	05/05/2035	700	(2)	21	19	1	0

$6,940	$(10,876)	$(3,936)	$1,434	$(260)

Total Swap Agreements	$7,193	$(11,078)	$(3,885)	$1,435	$(261)

(j)

Securities with an aggregate market value of $51,407 and cash of $17,552 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2026	TWD	2,678	$88	$3	$0
01/2026	$150	PLN	551	3	0
BPS	01/2026	CNH	97	$14	0	0
01/2026	IDR	3,742,300	224	0	0
01/2026	NZD	3,676	2,089	0	(28)
01/2026	TWD	11,142	365	10	0
01/2026	$94	PLN	347	2	0
03/2026	TWD	2,469	$79	1	0
04/2026	BRL	110,200	19,292	0	(406)
BRC	01/2026	$112	PLN	407	2	0
01/2026	1,004	ZAR	17,386	45	0
BSH	01/2026	2,947	JPY	458,683	0	(17)
04/2026	BRL	209,300	$36,851	33	(593)
CBK	01/2026	AUD	3,271	2,174	0	(9)
01/2026	NOK	2,007	197	0	(2)
01/2026	TWD	11,960	393	12	0
01/2026	$989	DKK	6,340	9	0
01/2026	461	INR	41,075	0	(5)
03/2026	TWD	2,684	$86	1	0
DUB	01/2026	ILS	929	291	0	(1)
01/2026	KRW	540,991	370	0	(6)
01/2026	$174	INR	15,468	0	(2)
01/2026	1,778	ZAR	30,983	90	0
02/2026	291	ILS	929	0	0
FAR	01/2026	AUD	6,749	$4,396	0	(108)
01/2026	GBP	2,852	3,745	0	(99)
01/2026	ILS	494	154	0	(1)
01/2026	MXN	8,689	468	0	(13)
01/2026	$765	PLN	2,795	13	0
01/2026	186	SGD	241	1	0
01/2026	1,249	ZAR	21,484	46	0
02/2026	154	ILS	494	1	0
GLM	01/2026	CHF	1,718	$2,142	0	(28)
01/2026	$570	ILS	1,842	8	0
01/2026	542	PLN	1,980	9	0
01/2026	0	THB	3	0	0
01/2026	927	ZAR	15,975	37	0
03/2026	BRL	46,436	$8,381	17	0
03/2026	$46	BRL	253	0	0

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2025 (Unaudited)

04/2026	BRL	430,000	$75,810	208	(1,256)
JPM	01/2026	CNH	250	35	0	0
01/2026	$922	ILS	3,007	22	0
01/2026	73	INR	6,538	0	(1)
01/2026	996	KRW	1,428,621	0	(5)
01/2026	544	PLN	2,005	15	0
01/2026	341	ZAR	5,856	12	0
02/2026	KRW	1,426,747	$996	6	0
04/2026	BRL	52,000	8,822	0	(473)
MBC	01/2026	CAD	3,282	2,332	0	(61)
01/2026	EUR	966	1,134	0	(2)
01/2026	NZD	1,503	863	0	(3)
01/2026	$745	AUD	1,117	1	0
01/2026	161	JPY	25,118	0	(1)
01/2026	501	THB	16,235	15	0
MYI	01/2026	EUR	99	$115	0	(1)
NGF	01/2026	KRW	886,834	606	0	(9)
SCX	01/2026	CNH	96	14	0	0
01/2026	IDR	6,224,698	372	0	(1)
01/2026	JPY	152,300	975	2	0
01/2026	TWD	2,904	95	3	0
01/2026	$2,288	JPY	355,811	0	(15)
SOG	01/2026	EUR	44,109	$51,068	0	(791)
01/2026	$8,511	JPY	1,331,033	0	(7)
03/2026	$2	MXN	30	0	0
UAG	01/2026	10,250	EUR	8,765	55	0
01/2026	371	PLN	1,358	8	0
01/2026	1,745	ZAR	30,349	85	0

Total Forward Foreign Currency Contracts	$775	$(3,944)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757%	09/18/2026	383,000	$313	$199
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757	09/18/2026	328,500	253	171
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757	09/18/2026	1,800	2	1

Total Purchased Options	$568	$371

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.551%	01/05/2026	1,600	$(4)	$0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.831	01/05/2026	1,600	(4)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.625	01/08/2026	1,100	(3)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.925	01/08/2026	1,100	(3)	0
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.580	01/05/2026	5,500	(13)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.860	01/05/2026	5,500	(13)	(1)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.548	01/02/2026	2,500	(6)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.848	01/02/2026	2,500	(6)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.578	01/12/2026	3,300	(7)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.878	01/12/2026	3,300	(7)	(3)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.648	01/15/2026	1,300	(3)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.928	01/15/2026	1,300	(3)	(1)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.625	01/08/2026	4,800	(12)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.925	01/08/2026	4,800	(12)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.639	01/12/2026	4,600	(11)	(2)

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2025 (Unaudited)

	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR		Pay	3.919	01/12/2026	4,600	(11)		(2)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR		Receive	3.498	01/05/2026	8,100	(19)		0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR		Pay	3.798	01/05/2026	8,100	(19)		(12)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR		Receive	3.639	01/12/2026	7,600	(18)		(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR		Pay	3.919	01/12/2026	7,600	(18)		(4)

Total Written Options								$(192)		$(31)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	South Africa Government International Bonds	1.000%	Quarterly	12/20/2026	0.266%	$38,000	$(1,834)	$2,114	$280	$0
BPS	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.075	3,000	(144)	142	0	(2)
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.164	600	(53)	51	0	(2)
BRC	Colombia Government International Bonds	1.000	Quarterly	12/20/2026	0.897	1,800	(88)	90	2	0
CBK	Colombia Government International Bonds	1.000	Quarterly	12/20/2026	0.897	7,200	(352)	361	9	0
	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.075	1,800	(65)	64	0	(1)
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.266	9,200	(444)	512	68	0
GST	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.075	1,100	(40)	39	0	(1)
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.164	600	(53)	51	0	(2)
	Equinix, Inc.	5.000	Quarterly	06/20/2027	0.620	11,400	1,594	(859)	735	0
	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.706	1,600	(14)	9	0	(5)
MYC	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.075	9,400	(424)	417	0	(7)
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.164	10,800	(963)	933	0	(30)
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.266	46,800	(2,247)	2,591	344	0

Total Swap Agreements							$(5,127)	$6,515	$1,438	$(50)

(l)

Securities with an aggregate market value of $2,276 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 12/31/2025

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2025 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$1,400	$1,400
Corporate Bonds & Notes
Banking & Finance	0	400,096	1,516	401,612
Industrials	0	196,657	2,455	199,112
Utilities	0	40,639	0	40,639
U.S. Government Agencies	0	2,374,195	0	2,374,195
U.S. Treasury Obligations	0	735,349	0	735,349
Non-Agency Mortgage-Backed Securities	0	266,249	59,194	325,443
Asset-Backed Securities
Automobile Sequential	0	23,209	0	23,209
CMBS Other	0	81,245	0	81,245
Credit Card Other	0	17,858	0	17,858
Home Equity Other	0	12,879	0	12,879
Manufacturing House Sequential	0	25	0	25
Whole Loan Collateral	0	2,616	0	2,616
Other ABS	0	164,510	0	164,510
Sovereign Issues	0	176,393	0	176,393
Short-Term Instruments
Commercial Paper	0	79,472	0	79,472
Mutual Funds	0	1,096	0	1,096
Repurchase Agreements	0	1,461,600	0	1,461,600
U.S. Treasury Bills	0	102,740	0	102,740

$0	$6,136,828	$64,565	$6,201,393
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$759,381	$0	$0	$759,381

Total Investments	$759,381	$6,136,828	$64,565	$6,960,774

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(532,743)	$0	$(532,743)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	2,299	0	2,299
Over the counter	0	2,584	0	2,584

$0	$4,883	$0	$4,883
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(25)	(2,809)	0	(2,834)
Over the counter	0	(4,025)	0	(4,025)

$(25)	$(6,834)	$0	$(6,859)

Total Financial Derivative Instruments	$(25)	$(1,951)	$0	$(1,976)

Totals	$759,356	$5,602,134	$64,565	$6,426,055

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2025:
Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2025 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,400	$0	$0	$0	$0	$0	$0	$1,400	$0
Corporate Bonds & Notes
Banking & Finance	1,506	1,500	(1,500)	0	0	10	0	0	1,516	16
Industrials	2,426	0	0	0	0	29	0	0	2,455	29
Non-Agency Mortgage-Backed Securities	0	57,996	0	0	0	1,198	0	0	59,194	1,198
Asset-Backed Securities	1,081	0	(501)	0	36	50	0	(666)	0	0

Totals	$5,013	$60,896	$(2,001)	$0	$36	$1,287	$0	$(666)	$64,565	$1,243

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 12/31/2025	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$1,400	Discounted Cash Flow	Discount Rate	6.670	—
Corporate Bonds & Notes

Schedule of Investments PIMCO Low Duration Fund (Cont.)	December 31, 2025 (Unaudited)

Banking & Finance	1,516	Discounted Cash Flow	Discount Rate	4.360	—
Industrials	2,455	Discounted Cash Flow	Discount Rate	4.500 - 4.640	4.570
Non-Agency Mortgage-Backed Securities	59,194	Recent Transaction	Purchase Price	100.000	—

Total	$64,565

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Low Duration Fund II	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 119.7% ¤
CORPORATE BONDS & NOTES 6.7%
BANKING & FINANCE 3.2%
American Honda Finance Corp. 4.544% due 08/13/2027 •	$600	$601
Athene Global Funding 4.696% due 07/16/2026 •	700	701
Bank of America Corp. 4.623% due 05/09/2029 •	600	608
Citibank NA
4.876% due 11/19/2027 •	300	302
5.438% due 04/30/2026	900	904
Goldman Sachs Group, Inc. 4.153% due 10/21/2029 •	600	600
JPMorgan Chase & Co.
4.490% (SOFRRATE + 0.765%) due 09/22/2027 ~	1,000	1,003
4.842% (SOFRRATE + 0.930%) due 07/22/2028 ~	600	604
Morgan Stanley Bank NA 4.968% due 07/14/2028 •	300	304
Morgan Stanley Private Bank NA 4.204% due 11/17/2028 •	700	702
Protective Life Global Funding 4.412% (SOFRRATE + 0.500%) due 07/22/2026 ~	400	401
RGA Global Funding 4.600% due 11/25/2030	200	200
Toyota Motor Credit Corp. 4.550% due 08/07/2026	300	301
Wells Fargo & Co.
4.970% due 04/23/2029 •	200	204
5.707% due 04/22/2028 •	800	817
Wells Fargo Bank NA 5.254% due 12/11/2026	800	810

		9,062

INDUSTRIALS 2.7%
AbbVie, Inc. 4.800% due 03/15/2027	1,000	1,011
American Airlines Pass-Through Trust 3.575% due 07/15/2029	858	850
Beignet Investor LLC 6.581% due 05/30/2049	450	476
BMW U.S. Capital LLC
4.750% due 03/21/2028	500	507
5.050% due 08/11/2028	400	410
Hyundai Capital America
1.800% due 01/10/2028	100	95
4.875% due 06/23/2027	300	303
5.300% due 03/19/2027	1,000	1,015
International Business Machines Corp. 4.650% due 02/10/2028	600	609
Mars, Inc. 4.450% due 03/01/2027	200	202
Mercedes-Benz Finance North America LLC
4.750% due 03/31/2028	450	457
4.900% due 11/15/2027	150	153
Philip Morris International, Inc. 4.125% due 04/28/2028	600	603
Volkswagen Group of America Finance LLC
4.950% due 03/25/2027	500	504
5.050% due 03/27/2028	400	406

		7,601

UTILITIES 0.8%
NextEra Energy Capital Holdings, Inc. 4.648% (SOFRINDX + 0.800%) due 02/04/2028 ~	200	201
Niagara Mohawk Power Corp. 4.278% due 12/15/2028	1,100	1,102

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	December 31, 2025 (Unaudited)

Southern California Edison Co. 5.350% due 03/01/2026	900	902

		2,205

Total Corporate Bonds & Notes (Cost $18,790)		18,868

U.S. GOVERNMENT AGENCIES 36.8%
Federal Home Loan Mortgage Corp.
0.800% due 10/28/2026	2,600	2,542
2.500% due 12/01/2032	350	341
3.000% due 01/01/2027 - 05/01/2029	26	25
3.500% due 05/01/2032	181	178
4.000% due 08/01/2048 - 08/01/2052	8,401	8,034
5.000% due 07/01/2053 - 08/01/2053	3,453	3,457
6.000% due 04/01/2055	749	783
6.797% due 07/01/2035 •	9	9
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.920% due 01/25/2026	59	59
4.559% due 08/25/2027 •	264	264
Federal Home Loan Mortgage Corp. REMICS
0.000% due 05/15/2037 (b)(d)	30	28
2.352% due 04/15/2037 •(a)	432	47
4.648% due 07/15/2041 •	210	209
4.673% due 07/15/2044 •	176	172
4.723% due 12/15/2042 •	231	228
4.774% due 11/25/2055 •	494	496
4.814% due 11/25/2054 •	406	407
4.818% due 05/15/2037 •	90	90
4.824% due 03/25/2055 •	397	401
4.844% due 08/25/2054 •	509	512
4.854% due 08/25/2055 •	1,859	1,871
4.974% due 07/25/2055 •	455	456
5.009% due 03/15/2050 •	393	389
5.024% due 03/25/2055 - 08/25/2055 •	818	822
5.074% due 08/25/2055 •	5,717	5,743
5.109% due 12/15/2050 •	278	278
5.274% due 03/25/2055 •	357	360
5.500% due 01/25/2047	192	192
Federal Home Loan Mortgage Corp. STRIPS 3.123% due 08/15/2044 •	190	199
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
5.229% due 02/25/2045 •	151	148
6.500% due 07/25/2043	221	231
Federal National Mortgage Association
2.080% due 10/01/2026	200	197
2.500% due 11/01/2027 - 06/01/2028	335	330
3.000% due 12/01/2026 - 04/01/2052	13,590	12,124
3.150% due 03/01/2026	600	598
3.500% due 09/01/2035 - 11/01/2047	4,598	4,335
4.000% due 08/01/2048	277	269
4.430% due 08/01/2028	500	507
4.449% due 09/01/2028 •	2	2
4.500% due 08/01/2033 - 01/01/2036	765	765
5.000% due 06/01/2053	383	383
5.277% due 07/01/2042 •	14	14
5.327% due 09/01/2041 •	45	46
5.477% due 08/01/2030 •	21	21
6.209% due 07/01/2035 •	2	2
6.346% due 11/01/2034 •	43	45
6.375% due 01/01/2035 •	12	12
6.497% due 05/01/2038 •	69	72
6.810% due 06/01/2035 •	45	46
Federal National Mortgage Association REMICS
2.000% due 06/25/2042 - 11/25/2046	1,142	1,084
2.261% due 01/25/2040 •(a)	492	49
4.000% due 01/25/2033	1	1
4.439% due 10/25/2030 •	5	5
4.723% due 03/25/2049 •	394	391
4.774% due 03/25/2055 •	435	436
5.009% due 01/25/2051 •	343	344
5.034% due 03/25/2055 •	434	436
5.074% due 08/25/2055 •	2,655	2,668
5.374% due 12/25/2054 •	639	645
Federal National Mortgage Association REMICS Trust 4.698% due 12/25/2042 ~	23	23
Government National Mortgage Association
3.000% due 03/20/2030 - 06/20/2030	104	103
4.500% due 08/20/2048	785	779
5.375% due 07/20/2030 •	8	8
5.625% due 04/20/2027 - 05/20/2027 •	4	5
Government National Mortgage Association REMICS
4.568% due 02/20/2074 •	298	298
4.614% due 07/20/2067 •	206	206
4.680% due 06/20/2065 •	38	38
4.714% due 03/20/2065 •	383	383

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	December 31, 2025 (Unaudited)

4.718% due 04/20/2072 •	495	496
4.744% due 03/20/2065 •	212	212
4.818% due 01/20/2073 - 08/20/2073 •	1,535	1,549
4.884% due 10/20/2066 •	170	171
4.914% due 05/20/2066 - 07/20/2066 •	181	182
4.918% due 05/20/2073 •	915	927
4.964% due 04/20/2066 •	237	238
5.014% due 04/20/2066 - 09/20/2069 •	676	680
5.018% due 05/20/2073 •	1,021	1,041
5.068% due 05/20/2073 •	750	762
5.078% due 11/20/2072 •	487	496
5.088% due 11/20/2072 •	591	603
5.364% due 08/20/2070 •	1,124	1,144
5.418% due 08/20/2071 •	491	504
5.577% due 09/20/2067 •	746	756
Uniform Mortgage-Backed Security, TBA
2.500% due 01/01/2056	900	761
5.000% due 02/01/2056	19,900	19,828
5.500% due 02/01/2056	2,000	2,026
6.000% due 02/01/2056	13,600	13,958

Total U.S. Government Agencies (Cost $104,257)		102,975

U.S. TREASURY OBLIGATIONS 16.5%
U.S. Treasury Inflation Protected Securities (e)
0.625% due 07/15/2032	1,569	1,472
1.125% due 01/15/2033	2,733	2,623
U.S. Treasury Notes
3.625% due 05/15/2026	40,200	40,215
4.875% due 04/30/2026	1,900	1,908

Total U.S. Treasury Obligations (Cost $46,155)		46,218

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.7%
280 Park Avenue Mortgage Trust 4.958% due 09/15/2034 •	900	897
Atrium Hotel Portfolio Trust 4.978% due 12/15/2036 •	793	784
BAMLL Commercial Mortgage Securities Trust 4.915% due 09/15/2038 •	900	869
Banc of America Funding Trust 5.301% due 05/25/2035 ~	82	77
BBCMS Mortgage Trust 3.662% due 04/15/2055 ~	1,700	1,587
BBCMS Trust 5.048% due 07/15/2037 •	900	880
Bear Stearns ALT-A Trust 5.406% due 05/25/2035 ~	58	56
Bear Stearns ARM Trust
4.594% due 02/25/2036 ~	1	1
5.734% due 01/25/2034 ~	17	16
CHL Mortgage Pass-Through Trust
4.796% due 11/25/2034 ~	20	19
5.087% due 02/20/2035 ~	3	3
6.148% due 02/20/2036 •	145	137
Citigroup Mortgage Loan Trust, Inc.
5.750% due 09/25/2035 •	8	9
6.190% due 09/25/2035 •	5	4
CLNY Trust 5.278% due 11/15/2038 •	386	381
COMM Mortgage Trust
4.798% due 06/15/2034 •	900	876
5.165% due 12/15/2038 •	740	731
Credit Suisse First Boston Mortgage Securities Corp. 4.868% due 03/25/2032 ~	9	9
CRSNT Trust 4.694% due 04/15/2036 •	1,300	1,292
CSMC Trust 5.265% due 07/15/2038 •	100	90
DROP Mortgage Trust 5.014% due 10/15/2043 •	1,100	1,074
Government National Mortgage Association REMICS
4.618% due 10/20/2075 •	754	753
4.688% due 09/20/2075 •	1,753	1,759
GS Mortgage-Backed Securities Trust
2.500% due 04/25/2052 ~	721	603
3.000% due 09/25/2052 ~	807	708
GSR Mortgage Loan Trust
4.410% due 06/25/2034 ~	104	100
4.951% due 09/25/2035 ~	67	64
Impac CMB Trust 4.546% due 02/25/2036 •	159	153
JP Morgan Chase Commercial Mortgage Securities Trust 5.214% due 12/15/2036 •	900	445
MASTR Adjustable Rate Mortgages Trust 5.633% due 11/21/2034 ~	112	111

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	December 31, 2025 (Unaudited)

Mellon Residential Funding Corp. Mortgage Pass-Through Trust 4.725% due 08/15/2032 •	195	195
Merrill Lynch Mortgage Investors Trust 5.451% due 02/25/2035 ~	37	36
New Orleans Hotel Trust 4.787% due 04/15/2032 •	900	895
OBX Trust
3.000% due 01/25/2052 ~	677	592
4.774% due 10/25/2051 •	763	715
One Market Plaza Trust 3.614% due 02/10/2032	1,315	1,257
Prime Mortgage Trust 4.246% due 02/25/2034 •	4	4
SFO Commercial Mortgage Trust 5.014% due 05/15/2038 •	1,900	1,897
Structured Asset Mortgage Investments II Trust
4.106% due 03/25/2037 •	94	36
4.346% due 07/19/2035 •	15	14
4.606% due 05/19/2035 •	210	208
Structured Asset Mortgage Investments Trust
3.905% due 06/25/2029 ~	19	19
4.506% due 09/19/2032 •	4	4
UWM Mortgage Trust 4.824% due 12/25/2051 •	761	711
WaMu Mortgage Pass-Through Certificates Trust
4.386% due 07/25/2045 •	22	21
4.386% due 12/25/2045 •	20	20
4.426% due 10/25/2045 •	13	12
5.099% due 01/25/2046 •	114	110
5.429% due 06/25/2042 •	5	5
Wells Fargo Mortgage-Backed Securities Trust 3.917% due 11/25/2048 ~	473	451

Total Non-Agency Mortgage-Backed Securities (Cost $22,758)		21,690

ASSET-BACKED SECURITIES 2.5%
AUTOMOBILE ABS OTHER 0.1%
Chesapeake Funding II LLC 4.754% due 05/15/2036 •	411	412

AUTOMOBILE SEQUENTIAL 0.5%
Carvana Auto Receivables Trust 5.420% due 04/10/2028	295	296
Chesapeake Funding II LLC 5.520% due 05/15/2036	411	416
FCCU Auto Receivables Trust 5.760% due 11/15/2027	41	42
Ford Credit Auto Owner Trust 4.850% due 08/15/2035	500	510

		1,264

CMBS OTHER 0.6%
BDS LLC 5.531% due 03/19/2039 •	839	841
MF1 LLC 5.881% due 06/19/2037 •	745	745
Ready Capital Mortgage Financing LLC 5.046% due 11/25/2036 •	98	98

		1,684

CREDIT CARD OTHER 0.4%
Synchrony Card Funding LLC 5.740% due 10/15/2029	1,000	1,015

HOME EQUITY OTHER 0.0%
Asset-Backed Securities Corp. Home Equity Loan Trust 5.515% due 03/15/2032 •	10	11
C-BASS Trust 3.966% due 11/25/2036 •	10	5
Fremont Home Loan Trust 3.966% due 01/25/2037 •	6	3
GSAMP Trust 3.916% due 12/25/2036 •	39	19
HSI Asset Loan Obligation Trust 3.966% due 12/25/2036 •	68	19

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	December 31, 2025 (Unaudited)

Securitized Asset-Backed Receivables LLC Trust 3.966% due 12/25/2036 •	77	16

		73

OTHER ABS 0.9%
Mosaic Solar Loan Trust 2.640% due 01/20/2053	570	497
Navient Private Education Loan Trust 5.315% due 07/16/2040 •	227	227
Pagaya AI Debt Trust 6.258% due 10/15/2031	163	163
SMB Private Education Loan Trust
3.940% due 02/16/2055	435	427
5.434% due 02/16/2055 •	435	440
5.670% due 11/15/2052	464	477
Stonepeak ABS 2.301% due 02/28/2033	286	280

		2,511

Total Asset-Backed Securities (Cost $7,109)		6,959

SHORT-TERM INSTRUMENTS 49.5%
COMMERCIAL PAPER 0.4%
ERAC USA Finance LLC 4.200% due 01/12/2026	1,150	1,149

	SHARES
MUTUAL FUNDS 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.850% (f)	575,353	575

	PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (g) 47.3%		132,400

U.S. TREASURY BILLS 1.6%
3.655% due 01/08/2026 - 02/12/2026 (c)(d)	$4,600	4,589

Total Short-Term Instruments (Cost $138,713)		138,713

Total Investments in Securities (Cost $337,782)		335,423

	SHARES
INVESTMENTS IN AFFILIATES 13.8%
SHORT-TERM INSTRUMENTS 13.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 13.8%
PIMCO Short Asset Portfolio	3,918,679	38,470
PIMCO Short-Term Floating NAV Portfolio III	2,918	28

Total Short-Term Instruments (Cost $38,004)		38,498

Total Investments in Affiliates (Cost $38,004)		38,498

Total Investments 133.5% (Cost $375,786)		$373,921
Financial Derivative Instruments (h)(i) (0.0)%(Cost or Premiums, net $528)		(20)
Other Assets and Liabilities, net (33.5)%		(93,854)

Net Assets 100.0%		$280,047

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)								Security is an Interest Only ("IO") or IO Strip.
(b)								Principal only security.
(c)								Coupon represents a weighted average yield to maturity.
(d)								Zero coupon security.
(e)								Principal amount of security is adjusted for inflation.
(f)								Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	3.790%	01/02/2026	01/05/2026	$61,100	U.S. Treasury Notes 3.500% due 11/30/2030			$(62,318)	$61,100	$61,100
	3.870	12/31/2025	01/02/2026	60,900	U.S. Treasury Notes 3.875% due 07/31/2030			(62,036)	60,900	60,913
SAL	3.870	12/31/2025	01/02/2026	10,400	U.S. Treasury Bills 0.000% due 10/29/2026			(10,616)	10,400	10,402

Total Repurchase Agreements								$(134,970)	$132,400	$132,415

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (7.8)%
Uniform Mortgage-Backed Security, TBA						3.000%	02/01/2056	$15,100	$(13,361)	$(13,348)
Uniform Mortgage-Backed Security, TBA						3.500	02/01/2056	5,200	(4,791)	(4,791)
Uniform Mortgage-Backed Security, TBA						4.000	02/01/2056	3,900	(3,702)	(3,697)

Total Short Sales (7.8)%									$(21,854)	$(21,836)

(1)								Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(5) at a weighted average interest rate of 4.300%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description					Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note February Futures					$111.500	01/23/2026	9	$9	$(1)	$(1)
Put - CBOE U.S. Treasury 10-Year Note February Futures					112.000	01/23/2026	5	5	(1)	(2)
Call - CBOE U.S. Treasury 10-Year Note February Futures					113.500	01/23/2026	14	14	(3)	(1)

Total Written Options									$(5)	$(4)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note March Futures				03/2026	1,142	$238,437		$(12)	$0	$(80)
U.S. Treasury 5-Year Note March Futures				03/2026	395	43,175		(5)	0	(45)

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	December 31, 2025 (Unaudited)

U.S. Treasury 10-Year Note March Futures				03/2026	29	3,261	(6)		0	(6)

							$(23)		$0	$(131)

SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Ultra Treasury 10-Year Note March Futures				03/2026	220	$(25,303)	$91		$41	$0

Total Futures Contracts							$68		$41	$(131)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Goldman Sachs Group, Inc.	1.000%	Quarterly	06/20/2026	0.252%	$100	$1	$(1)	$0	$0	$0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.226	750	3	0	3	0	0

						$4	$(1)	$3	$0	$0

INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	5.000%	Annual	07/10/2026	$19,000	$355	$(148)	$207	$0	$0
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027	6,100	(187)	13	(174)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030	500	(1)	(5)	(6)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030	1,690	(30)	21	(9)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030	500	(10)	6	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030	300	(7)	4	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030	300	(7)	4	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030	1,200	(28)	16	(12)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030	500	(12)	7	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030	1,100	(28)	15	(13)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030	800	(21)	11	(10)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030	400	(10)	5	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032	11,600	(2)	(114)	(116)	21	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	4,380	408	28	436	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034	100	(5)	4	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034	100	(4)	3	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034	100	(4)	3	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	70	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034	100	(2)	3	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034	100	(2)	3	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034	100	(2)	4	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034	100	(1)	3	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	50	0	2	2	0	0

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	December 31, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034	100	1	3	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034	100	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034	200	2	6	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034	100	1	3	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035	50	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035	100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035	200	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035	200	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035	200	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035	300	(1)	(4)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035	200	(1)	(1)	(2)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035	100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035	5,000	107	128	235	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035	225	(1)	2	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2045	175	6	4	10	1	0

						$510	$32	$542	$60	$(3)

Total Swap Agreements						$514	$31	$545	$60	$(3)

Cash of $3,269 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description		Floating Rate Index		Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

DUB	Put - OTC 1-Year Interest Rate Swap		3-Month USD-SOFR		Receive	3.757%	09/18/2026	18,700	$15	$10
MYC	Put - OTC 1-Year Interest Rate Swap		3-Month USD-SOFR		Receive	3.757	09/18/2026	16,100	13	8
NGF	Put - OTC 1-Year Interest Rate Swap		3-Month USD-SOFR		Receive	3.757	09/18/2026	100	0	0

Total Purchased Options								$28		$18

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description		Floating Rate Index		Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 10-Year Interest Rate Swap		3-Month USD-SOFR		Receive	3.551%	01/05/2026	100	$0	$0
	Put - OTC 10-Year Interest Rate Swap		3-Month USD-SOFR		Pay	3.831	01/05/2026	100	0	0
FAR	Call - OTC 10-Year Interest Rate Swap		3-Month USD-SOFR		Receive	3.580	01/05/2026	300	(1)	0

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	December 31, 2025 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.860	01/05/2026	300	(1)	0
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.578	01/12/2026	200	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.878	01/12/2026	200	0	0
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.625	01/08/2026	300	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.925	01/08/2026	300	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.639	01/12/2026	200	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.919	01/12/2026	200	0	0
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.498	01/05/2026	400	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.798	01/05/2026	400	(1)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.639	01/12/2026	400	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.919	01/12/2026	400	(1)	0

Total Written Options	$(9)	$(1)

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$9,062	$0	$9,062
Industrials	0	7,601	0	7,601
Utilities	0	2,205	0	2,205
U.S. Government Agencies	0	102,975	0	102,975
U.S. Treasury Obligations	0	46,218	0	46,218
Non-Agency Mortgage-Backed Securities	0	21,690	0	21,690
Asset-Backed Securities
Automobile ABS Other	0	412	0	412
Automobile Sequential	0	1,264	0	1,264
CMBS Other	0	1,684	0	1,684
Credit Card Other	0	1,015	0	1,015
Home Equity Other	0	73	0	73
Other ABS	0	2,511	0	2,511
Short-Term Instruments
Commercial Paper	0	1,149	0	1,149
Mutual Funds	0	575	0	575
Repurchase Agreements	0	132,400	0	132,400
U.S. Treasury Bills	0	4,589	0	4,589

$0	$335,423	$0	$335,423
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$38,498	$0	$0	$38,498

Total Investments	$38,498	$335,423	$0	$373,921

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(21,836)	$0	$(21,836)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	101	0	101
Over the counter	0	18	0	18

$0	$119	$0	$119
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(138)	0	(138)
Over the counter	0	(1)	0	(1)

$0	$(139)	$0	$(139)

Total Financial Derivative Instruments	$0	$(20)	$0	$(20)

Totals	$38,498	$313,567	$0	$352,065

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

Schedule of Investments PIMCO Low Duration Income Fund	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 138.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 2.6%
Alfa-Bank CJSC 6.330% - 8.066% due 10/21/2026 «~(k)		$2,481	$2,481
Aligned Data Centers International LP 7.223% due 12/18/2029 «~		28,800	29,008
Altice France SA
8.891% - 5.966% (EUR003M + 6.875%) due 05/31/2031 ~	EUR	381	449
8.891% - 5.966% (TSFR3M + 6.875%) due 05/31/2031 ~		$17,577	17,595
Avolon TLB Borrower 1 U.S. LLC 5.484% - 9.485% (TSFR1M + 1.750%) due 06/24/2030 ~		2,500	2,518
Databricks, Inc.
TBD% due 01/03/2031 ~µ		4,621	4,702
TBD% due 01/05/2032 «µ		4,621	4,633
TBD% (TSFR1M + 4.500%) due 01/03/2031 ~		20,879	21,244
Dorchester LLC 4.349% - 9.672% (EUR003M + 2.300%) due 01/04/2027 «~(k)	EUR	6,000	7,051
Envalior Finance GmbH
7.566% (EUR003M + 5.500%) due 03/29/2030 ~		9,100	10,467
9.340% (TSFR3M + 5.500%) due 04/01/2030 ~		$16,246	15,179
Envision Healthcare Corp.
11.862% (TSFR3M + 7.875%) due 07/20/2026 «~		9,595	9,595
11.862% (TSFR3M + 7.875%) due 11/03/2028 «~		37,021	38,131
Finastra USA, Inc. 10.973% (TSFR3M + 7.250%) due 09/13/2029 ~		669	674
iHeartCommunications, Inc. 9.606% (TSFR1M + 5.775%) due 05/01/2029 ~		2,654	2,437
Lealand Finance Co. BV 6.831% - 7.566% (TSFR1M + 3.000%) due 06/30/2027 «~		156	131
Lealand Finance Co. BV (7.830% Cash) 7.831% (TSFR1M + 4.000%) due 12/31/2027 ~		679	531
Mercury Aggregator LP (19.000% PIK) 19.000% due 04/03/2026 «~(c)		3,277	172
OCS Group Holdings Ltd. 9.719% due 11/28/2031 ~	GBP	2,700	3,647
Panama Government International Bonds 4.546% - 9.606% (EUR006M + 2.450%) due 04/01/2027 «~	EUR	27,900	33,115
Pantheon Senior Debt Secondaries III 6.026% - 8.831% due 03/26/2026 «~(k)		$3,800	3,800
Poseidon Bidco SASU 7.018% - 7.322% (EUR003M + 5.000%) due 03/13/2030 ~	EUR	16,300	6,923
Project Alpha Investindustrial 4.150% - 9.695% (EUR003M + 2.100%) due 02/27/2026 «~(k)		2,174	2,554
Project Flash
TBD% - 9.912% (TSFR1M + 2.500%) due 01/09/2028 «~µ		$6,590	6,538
TBD% - 9.966% (TSFR1M + 2.250%) due 04/30/2030 «~µ		97,000	97,000
Project Hudson II 7.730% due 05/29/2026 «~		5,000	5,045
Project Nova 7.080% - 7.284% due 08/31/2026 «~		3,100	3,100
Softbank Vision Fund II 7.322% (TSFR3M + 3.650%) due 04/25/2029 «~		24,566	24,676
Subcalidora 2 7.769% (EUR003M + 5.750%) due 08/14/2029 «~	EUR	7,900	9,331
Syniverse Holdings, Inc. 10.672% (TSFR3M + 7.000%) due 05/13/2027 ~		$6,589	6,381
TransDigm, Inc. 6.216% - 8.272% (TSFR1M + 2.500%) due 02/28/2031 ~		60,742	61,038
Turkiye Vakiflar Bankasi TAO 5.100% - 9.488% (EUR003M + 3.000%) due 12/15/2028 «~	EUR	8,000	9,451
U.S. Renal Care, Inc. 8.831% (TSFR1M + 5.000%) due 06/28/2028 ~		$2,068	1,953
Westmoreland Coal Co. 8.000% due 03/15/2029 «~		84	36

Total Loan Participations and Assignments (Cost $445,646)			441,586

CORPORATE BONDS & NOTES 12.0%
BANKING & FINANCE 5.2%
123 Lights Re Ltd. 14.580% (FHMMUSTF + 11.000%) due 09/14/2031 ~		700	723
Alamo Re Ltd.
12.014% (FHMMUSTF + 8.434%) due 06/07/2027 ~		3,000	3,193

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2025 (Unaudited)

15.460% (FHMMUSTF + 11.880%) due 06/08/2026 ~		3,200	3,342
Armor RE II Ltd.
12.110% (BRMMUSDF + 8.500%) due 01/07/2032 ~		250	264
13.810% (BRMMUSDF + 10.200%) due 05/07/2031 ~		1,200	1,291
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		2,735	2,654
Banca Monte dei Paschi di Siena SpA 1.875% due 01/09/2026	EUR	26,441	31,074
Banco Santander SA
5.552% due 03/14/2028 •		$16,000	16,276
5.565% due 01/17/2030		12,400	12,923
6.527% due 11/07/2027 •		9,200	9,393
6.607% due 11/07/2028		7,200	7,688
Bank of Nova Scotia 4.740% (SOFRRATE + 1.000%) due 09/08/2028 ~		4,100	4,122
Barclays PLC
4.476% due 11/11/2029 •		8,600	8,649
4.837% due 09/10/2028 •		5,300	5,366
5.215% (SOFRRATE + 1.490%) due 03/12/2028 ~		4,500	4,547
5.674% due 03/12/2028 •		1,900	1,934
6.496% due 09/13/2027 •		18,300	18,589
Bayou Re Ltd.
11.962% (BNMMDTSC + 8.332%) due 04/30/2031 ~		500	530
22.130% (BNMMDTSC + 18.500%) due 04/30/2031 ~		600	666
Blue Ridge Re Ltd. 7.080% (FHMMUSTF + 3.500%) due 01/08/2029 ~		450	450
BNP Paribas SA 5.497% due 05/20/2030 •		1,900	1,967
Bonanza RE Ltd.
3.542% (T-BILL 3MO + 0.000%) due 01/08/2027 ~		900	756
3.620% (MSMMUSTF + 0.000%) due 01/08/2026 ~		250	250
BPCE SA 6.612% due 10/19/2027 •		26,300	26,804
Brown & Brown, Inc. 4.700% due 06/23/2028		1,400	1,417
CaixaBank SA 6.684% due 09/13/2027 •		12,400	12,618
Cape Lookout Re Ltd.
10.480% (FHMMUSTF + 6.900%) due 03/13/2032 ~		3,700	3,922
12.287% (GSMMUSTF + 8.702%) due 04/05/2027 ~		600	622
Charles River Re Ltd. 11.262% (BNMMDTSC + 7.632%) due 05/10/2031 ~		250	262
Citadel Securities Global Holdings LLC 5.500% due 06/18/2030		3,500	3,594
CoStar Group, Inc. 2.800% due 07/15/2030		6,420	5,888
Country Garden Holdings Co. Ltd. (1.000% Cash or 2.500% PIK) 1.000% due 12/31/2032 «(c)		1,754	105
Credicorp Capital Sociedad Titulizadora SA 10.100% due 12/15/2043	PEN	2,500	809
Credit Agricole SA
4.631% due 09/11/2028 •		$3,200	3,226
4.938% (SOFRRATE + 1.210%) due 09/11/2028 ~		6,200	6,234
Credit Suisse AG AT1 Claim		37,150	10,958
Danske Bank AS 5.427% due 03/01/2028 •		4,500	4,571
Deutsche Bank AG
3.547% due 09/18/2031 •		1,332	1,272
6.720% due 01/18/2029 •		1,568	1,642
7.146% due 07/13/2027 •		3,500	3,554
East Lane Re VII Ltd.
12.042% (T-BILL 3MO + 8.500%) due 03/31/2032 ~		1,500	1,500
12.550% (JMMMUSTF + 8.890%) due 03/31/2026 ~		2,800	2,852
EPR Properties
4.750% due 12/15/2026		627	629
4.950% due 04/15/2028		316	319
Equitable America Global Funding 4.650% due 06/09/2028		6,100	6,166
Equitable Financial Life Global Funding 4.875% due 11/19/2027		10,000	10,168
Everglades Re II Ltd.
14.121% (GSMMUSTI + 10.500%) due 05/13/2031 ~		2,660	2,804
15.121% (GSMMUSTI + 11.500%) due 05/13/2031 ~		2,660	2,805
16.371% (GSMMUSTI + 12.750%) due 05/13/2031 ~		2,660	2,824
F&G Global Funding
2.000% due 09/20/2028		2,800	2,626
5.875% due 06/10/2027		4,900	5,006
Ford Credit Canada Co. 7.000% due 02/10/2026	CAD	9,800	7,168
Ford Motor Credit Co. LLC
2.700% due 08/10/2026		$12,400	12,283
2.900% due 02/16/2028		2,200	2,119
2.900% due 02/10/2029		200	188
3.815% due 11/02/2027		6,404	6,309
4.542% due 08/01/2026		1,300	1,299
4.950% due 05/28/2027		12,205	12,257

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2025 (Unaudited)

5.113% due 05/03/2029		500	501
5.125% due 11/05/2026		7,400	7,442
5.284% (SOFRRATE + 1.450%) due 11/05/2026 ~		11,000	11,041
5.303% due 09/06/2029		900	907
5.800% due 03/05/2027		22,200	22,486
5.850% due 05/17/2027		2,000	2,032
5.918% due 03/20/2028		900	921
6.798% due 11/07/2028		2,110	2,214
6.950% due 03/06/2026		500	501
6.950% due 06/10/2026		900	908
7.350% due 11/04/2027		14,070	14,696
GLP Capital LP/GLP Financing II, Inc.
4.000% due 01/15/2031		1,000	961
5.300% due 01/15/2029		902	918
Golden Bear Re Ltd. 13.292% (T-BILL 1MO + 9.750%) due 01/08/2029 ~		3,350	3,353
Greengrove RE Ltd. 11.292% (T-BILL 1MO + 7.750%) due 04/08/2032 ~		1,000	1,040
Handshake Re Ltd. 4.160% (JMMMUSTF + 4.500%) due 01/08/2030 ~		400	400
Hardwood Funding LLC
4.840% due 06/07/2028 «(k)		3,100	3,134
4.980% due 06/07/2030 «(k)		2,000	2,034
Hestia Re Ltd.
10.380% (BNMMDTSC + 6.750%) due 03/13/2032 ~		400	413
11.880% (BNMMDTSC + 8.250%) due 03/13/2032 ~		400	416
Hexagon IV RE Ltd. 10.432% (EUR003M + 8.428%) due 01/07/2031 ~	EUR	1,962	2,401
HSBC Holdings PLC
4.041% due 03/13/2028 •		$3,070	3,067
4.583% due 06/19/2029 •		1,000	1,010
5.887% due 08/14/2027 •		13,700	13,847
Integrity RE III Ltd.
15.792% (T-BILL 1MO + 12.250%) due 06/06/2028 ~		400	422
29.042% (T-BILL 1MO + 25.500%) due 06/06/2027 ~		400	461
Integrity Re Ltd.
20.814% (FHMMUSTF + 17.234%) due 06/08/2026 ~		1,100	1,179
26.376% (FHMMUSTF + 22.796%) due 06/08/2026 ~		500	548
Intesa Sanpaolo SpA 7.200% due 11/28/2033		4,200	4,799
Jackson National Life Global Funding 5.550% due 07/02/2027		8,800	8,988
JPMorgan Chase & Co.
3.509% due 01/23/2029 •		900	892
4.005% due 04/23/2029 •		1,763	1,762
4.323% due 04/26/2028 •		600	603
KAF Kaerntner Ausgleichszahlungs-Fonds 0.000% due 04/03/2049 «	EUR	8,781	748
Kizuna RE III Pte. Ltd. 6.292% (T-BILL 3MO + 2.750%) due 04/09/2029 ~		$600	614
Kona Spc Ltd. 5.718% due 09/15/2026 «•	EUR	2,200	2,595
Lehman Brothers Holdings, Inc.
0.000% due 04/05/2049 ^(d)		1,816	8
0.000% due 05/27/2049 ^(d)		$900	0
Lineage OP LP 5.250% due 07/15/2030		1,600	1,616
Lloyds Banking Group PLC 5.462% due 01/05/2028 •		11,000	11,150
Longleaf Pine Re Ltd. 21.553% (GSMMUSTI + 17.932%) due 05/27/2031 ~		1,700	1,869
LPL Holdings, Inc.
4.000% due 03/15/2029		5,000	4,919
4.900% due 04/03/2028		5,700	5,785
5.200% due 03/15/2030		10,400	10,648
Luca RE Ltd. 10.910% (JMMMUSTF + 7.250%) due 07/22/2031 ~		2,000	2,067
MMIFS Re Ltd. 5.208% (CAONINDX + 2.900%) due 01/10/2033 ~	CAD	700	511
Morgan Stanley 5.123% due 02/01/2029 •		$1,100	1,123
Morgan Stanley Bank NA 4.886% (SOFRRATE + 0.940%) due 07/14/2028 ~		41,400	41,621
Nationwide Building Society
3.960% due 07/18/2030 •		2,390	2,358
4.302% due 03/08/2029 •		3,900	3,908
6.557% due 10/18/2027 •		17,800	18,139
Nature Coast Re Ltd. 13.621% (GSMMUSTI + 10.000%) due 12/07/2030 ~		2,066	2,130
NatWest Group PLC
4.445% due 05/08/2030 •		7,400	7,432
5.034% (SOFRRATE + 1.250%) due 03/01/2028 ~		7,000	7,048
5.076% due 01/27/2030 •		6,400	6,544
5.120% (SOFRRATE + 1.300%) due 11/15/2028 ~		16,100	16,254
5.583% due 03/01/2028 •		12,200	12,421

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2025 (Unaudited)

NatWest Markets PLC
4.675% (SOFRRATE + 0.950%) due 03/21/2028 ~		12,300	12,375
4.789% due 03/21/2028		9,400	9,561
Nissan Motor Acceptance Co. LLC
2.000% due 03/09/2026		2,000	1,992
2.450% due 09/15/2028		900	837
5.300% due 09/13/2027		2,200	2,205
5.625% due 09/29/2028		31,300	31,408
Nomura Holdings, Inc.
4.904% due 07/01/2030		4,700	4,772
5.035% (SOFRRATE + 1.250%) due 07/02/2027 ~		8,400	8,468
Norinchukin Bank 5.094% due 10/16/2029		3,240	3,304
Northwestern Mutual Global Funding 5.160% due 05/28/2031		1,100	1,144
Omega Healthcare Investors, Inc. 5.200% due 07/01/2030		11,300	11,504
Orange Capital RE DAC 9.836% (EUR003M + 8.330%) due 01/08/2027 ~	EUR	1,800	2,174
Palm RE Ltd. 11.380% (BNMMDTSC + 7.750%) due 06/07/2032 ~		$1,000	1,046
Polestar Re Ltd.
10.542% (T-BILL 3MO + 7.000%) due 01/08/2029 ~		400	400
12.542% (T-BILL 3MO + 9.000%) due 01/08/2029 ~		400	400
14.110% (BRMMUSDF + 10.590%) due 01/07/2028 ~		1,500	1,578
16.860% (BRMMUSDF + 13.250%) due 01/07/2027 ~		4,900	5,113
Purple Re Ltd. 12.786% (JMMMUSTF + 9.126%) due 06/06/2031 ~		1,800	1,896
Quercus II Re DAC 13.026% (EUR003M + 11.000%) due 01/07/2031 «~	EUR	1,400	1,645
Quercus Re DAC 10.050% (EUR003M + 8.000%) due 01/06/2031 ~		300	361
Royal Bank of Canada 4.510% due 10/18/2027 •		$9,700	9,740
Sabine Re Ltd. 12.150% (BNMMDTSC + 8.520%) due 04/07/2031 ~		600	628
Sammons Financial Group Global Funding 5.050% due 01/10/2028		3,700	3,761
Santander Holdings USA, Inc.
5.335% (SOFRRATE + 1.610%) due 03/20/2029 ~		6,900	6,970
5.473% due 03/20/2029 •		7,500	7,666
Santander U.K. Group Holdings PLC
2.469% due 01/11/2028 •		2,200	2,163
3.823% due 11/03/2028 •		1,700	1,689
4.320% due 09/22/2029 •		11,300	11,312
SBA Tower Trust
1.840% due 04/15/2027		8,500	8,237
4.831% due 10/15/2029		10,700	10,777
Societe Generale SA 6.447% due 01/12/2027 •		29,000	29,016
Stellantis Financial Services U.S. Corp. 4.950% due 09/15/2028		7,700	7,808
Synchrony Financial 3.950% due 12/01/2027		5,000	4,981
Taranis Reinsurance DAC
8.320% (EUR003M + 6.310%) due 01/07/2031 ~	EUR	1,200	1,420
11.000% (EUR003M + 8.990%) due 01/08/2031 ~		1,700	2,101
Torrey Pines Re Ltd.
9.696% (JMMMUSTF + 6.036%) due 06/07/2032 ~		$1,300	1,361
10.766% (JMMMUSTF + 7.106%) due 06/07/2032 ~		800	835
12.988% (BRMMUSDF + 9.378%) due 06/05/2031 ~		500	509
UBS Group AG
3.091% due 05/14/2032 •		2,500	2,322
4.194% due 04/01/2031 •		2,850	2,824
5.428% due 02/08/2030 •		4,800	4,966
5.959% due 01/12/2034 •		3,605	3,843
6.327% due 12/22/2027 •		11,500	11,742
Ursa Re II Ltd.
8.542% (T-BILL 3MO + 5.000%) due 12/07/2029 ~		300	300
11.292% (T-BILL 3MO + 7.750%) due 06/07/2028 ~		1,900	1,900
Ursa Re Ltd.
9.130% (BNMMDTSC + 5.500%) due 12/07/2026 ~		3,600	3,704
11.121% (GSMMUSTI + 7.500%) due 02/22/2028 ~		1,000	1,020
12.380% (BNMMDTSC + 8.750%) due 12/07/2026 ~		4,600	4,780
VB DPR Finance Co. 6.833% due 03/15/2035 «(k)		20,000	21,485
Veraison Re Ltd. 8.621% (GSMMUSTI + 5.000%) due 03/08/2033 ~		250	258
VICI Properties LP/VICI Note Co., Inc.
3.750% due 02/15/2027		8,000	7,951
3.875% due 02/15/2029		3,700	3,633
4.125% due 08/15/2030		7,500	7,276
4.500% due 09/01/2026		4,600	4,605
4.500% due 01/15/2028		3,219	3,228
5.750% due 02/01/2027		200	202

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2025 (Unaudited)

Vitality Re XVI Ltd.
5.370% (MSMMUSTF + 1.750%) due 01/08/2030 ~		500	501
7.370% (MSMMUSTF + 3.750%) due 01/08/2030 ~		300	301
Voyager Aviation Holdings LLC 8.500% due 05/09/2026 ^«(d)		3,059	0
Wells Fargo & Co.
3.526% due 03/24/2028 •		300	298
5.707% due 04/22/2028 •		1,200	1,225
Winston RE Ltd. 15.320% (BNMMDTSC + 11.690%) due 02/26/2031 ~		400	424

			883,217

INDUSTRIALS 5.5%
Air Canada Pass-Through Trust
3.300% due 07/15/2031		385	369
3.600% due 09/15/2028		210	208
Altice France SA
4.750% due 10/15/2030	EUR	308	341
6.500% due 10/15/2031		$308	293
6.500% due 04/15/2032		629	603
6.875% due 10/15/2030		2,695	2,617
6.875% due 07/15/2032		1,189	1,141
7.250% due 11/01/2029	EUR	231	271
9.500% due 11/01/2029		$2,156	2,228
Altria Group, Inc. 4.500% due 08/06/2030		1,500	1,512
Amdocs Ltd. 2.538% due 06/15/2030		3,300	3,033
American Airlines Pass-Through Trust
2.875% due 01/11/2036		755	692
3.000% due 04/15/2030		172	167
3.200% due 12/15/2029		643	629
3.350% due 04/15/2031		517	502
3.375% due 11/01/2028		13,753	13,585
3.575% due 07/15/2029		858	850
3.600% due 03/22/2029		715	708
3.650% due 08/15/2030		710	698
3.700% due 04/01/2028		483	481
Bayer U.S. Finance II LLC 4.375% due 12/15/2028		200	200
Bayer U.S. Finance LLC 6.125% due 11/21/2026		1,900	1,928
Beignet Investor LLC 6.581% due 05/30/2049		223,920	236,775
BMW U.S. Capital LLC
4.505% (SOFRINDX + 0.780%) due 03/19/2027 ~		5,600	5,623
4.645% (SOFRINDX + 0.920%) due 03/21/2028 ~		14,800	14,875
Boeing Co.
2.196% due 02/04/2026		7,600	7,586
5.040% due 05/01/2027		6,700	6,771
6.259% due 05/01/2027		27,300	28,022
6.298% due 05/01/2029		3,570	3,791
6.388% due 05/01/2031		4,400	4,777
British Airways Pass-Through Trust
2.900% due 09/15/2036		6,070	5,562
3.300% due 06/15/2034		646	611
Carvana Co.
9.000% due 06/01/2030		12,844	13,478
9.000% due 06/01/2031		19,453	21,964
CDW LLC/CDW Finance Corp.
2.670% due 12/01/2026		15,100	14,905
4.250% due 04/01/2028		15,000	14,967
Centene Corp.
3.375% due 02/15/2030		1,100	1,014
4.625% due 12/15/2029		51,471	49,960
CLN Magnetto Group 7.800% due 10/25/2031 «		9,000	9,049
CommonSpirit Health 4.352% due 09/01/2030		8,800	8,766
Conagra Brands, Inc. 5.000% due 08/01/2030		3,500	3,544
CVS Pass-Through Trust 7.507% due 01/10/2032		47	50
Delta Air Lines Pass-Through Trust 2.000% due 12/10/2029		403	385
Discovery Communications LLC 3.950% due 03/20/2028		8,200	8,061
DISH DBS Corp.
5.250% due 12/01/2026		21,040	20,419
5.750% due 12/01/2028		14,310	14,058
Flora Food Management BV 6.875% due 07/02/2029	EUR	7,100	8,304
Gazprom PJSC Via Gaz Capital SA
2.500% due 03/21/2026		16,200	17,896
8.625% due 04/28/2034		$300	247

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2025 (Unaudited)

Global Payments, Inc. 4.500% due 11/15/2028		8,200	8,217
Greene King Finance PLC
4.064% due 03/15/2035	GBP	1,883	2,412
5.106% due 03/15/2034		3,512	4,716
HCA, Inc. 4.300% due 11/15/2030		$3,300	3,288
Hyatt Hotels Corp. 5.050% due 03/30/2028		2,600	2,649
Imperial Brands Finance Netherlands BV 5.250% due 02/15/2031	EUR	4,165	5,284
Imperial Brands Finance PLC
3.500% due 07/26/2026		$4,747	4,727
4.500% due 06/30/2028		5,800	5,848
JetBlue Pass-Through Trust 4.000% due 05/15/2034		2,288	2,183
Mitchells & Butlers Finance PLC
4.435% (US0003M + 0.450%) due 12/15/2030 ~		2,585	2,495
6.013% due 12/15/2030	GBP	173	236
MPLX LP 4.800% due 02/15/2031		$9,000	9,108
National Football League
4.780% due 10/05/2030 «(k)		10,600	10,780
5.480% due 10/05/2028 «(k)		18,600	19,027
Nissan Motor Co. Ltd.
3.201% due 09/17/2028	EUR	7,000	8,104
4.345% due 09/17/2027		$32,870	32,448
4.810% due 09/17/2030		5,600	5,283
7.750% due 07/17/2032		10,675	11,349
NPC Ukrenergo 6.875% due 11/09/2028		800	688
Occidental Petroleum Corp. 5.200% due 08/01/2029		17,800	18,254
Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(d)		3,300	774
5.500% due 04/12/2037 ^(d)		4,350	1,018
6.000% due 11/15/2026 ^(d)		3,434	824
9.000% due 04/03/2049 ^(d)		100	26
9.750% due 05/17/2035 ^(d)		840	218
Petroleos Mexicanos
6.700% due 02/16/2032		25,103	25,052
6.950% due 01/28/2060		3,028	2,467
Prime Property Fund LLC 5.250% due 09/30/2029 «(k)		12,400	12,451
Prosus NV 1.288% due 07/13/2029	EUR	5,000	5,498
Repsol E&P Capital Markets U.S. LLC
4.805% due 09/16/2028		$3,100	3,130
5.204% due 09/16/2030		10,000	10,146
Rolls-Royce PLC
4.625% due 02/16/2026	EUR	889	1,048
5.750% due 10/15/2027		$14,288	14,657
5.750% due 10/15/2027	GBP	2,079	2,865
Saudi Arabian Oil Co. 4.750% due 06/02/2030		$13,000	13,183
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.152% due 09/20/2029		1,434	1,447
Thames Water Super Senior Issuer PLC 9.750% due 10/10/2027	GBP	350	544
Times Square Hotel Trust 8.528% due 08/01/2026		$26	26
Topaz Solar Farms LLC
4.875% due 09/30/2039		386	346
5.750% due 09/30/2039		3,099	3,120
U.S. Renal Care, Inc. 10.625% due 06/28/2028		187	160
United Airlines Pass-Through Trust
2.700% due 11/01/2033		1,024	942
5.875% due 04/15/2029		13,364	13,713
Valaris Ltd. 8.375% due 04/30/2030		160	167
Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		1,800	1,689
3.875% due 11/01/2033		2,000	1,716
Venture Global LNG, Inc.
8.125% due 06/01/2028		23,500	23,816
8.375% due 06/01/2031		7,000	6,965
9.500% due 02/01/2029		10,300	10,682
9.875% due 02/01/2032		21,800	22,535
Venture Global Plaquemines LNG LLC 6.500% due 01/15/2034		9,030	9,253
Volkswagen Group of America Finance LLC
4.750% due 11/13/2028		3,400	3,436
5.050% due 03/27/2028		7,800	7,923
5.250% due 03/22/2029		14,100	14,420

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2025 (Unaudited)

Warnermedia Holdings, Inc. 3.755% due 03/15/2027	20,277	20,178
Yellowstone Energy LP 5.750% due 12/31/2026	576	569

		948,616

UTILITIES 1.3%
Edison International 6.250% due 03/15/2030	3,000	3,139
Emera U.S. Finance LP 2.639% due 06/15/2031	1,800	1,630
FORESEA Holding SA 7.500% due 06/15/2030	326	323
Pacific Gas & Electric Co.
2.100% due 08/01/2027	29,695	28,806
2.500% due 02/01/2031	200	180
3.150% due 01/01/2026	25,470	25,470
3.250% due 06/01/2031	28,900	26,937
3.300% due 03/15/2027	1,510	1,494
3.300% due 12/01/2027	20,076	19,780
3.750% due 07/01/2028	5,599	5,532
4.550% due 07/01/2030	11,197	11,154
4.650% due 08/01/2028	800	806
5.000% due 06/04/2028	27,000	27,488
5.450% due 06/15/2027	30,454	30,980
5.900% due 06/15/2032	1,580	1,658
Rio Oil Finance Trust
8.200% due 04/06/2028	6,852	7,101
9.750% due 01/06/2027	1,717	1,771
Southern California Edison Co.
2.250% due 06/01/2030	700	636
5.250% due 03/15/2030	12,100	12,416
Southern Gas Corridor CJSC 6.875% due 03/24/2026	1,900	1,916
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC 6.500% due 02/15/2029	14,653	14,087

		223,304

Total Corporate Bonds & Notes (Cost $2,008,365)		2,055,137

CONVERTIBLE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
CIFI Holdings Group Co. Ltd. 0.000% due 06/30/2029 «(g)(k)	1,483	107
Country Garden Holdings Co. Ltd. 0.000% due 12/31/2031 «	3,561	463

Total Convertible Bonds & Notes (Cost $571)		570

MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035	14	15

Total Municipal Bonds & Notes (Cost $15)		15

U.S. GOVERNMENT AGENCIES 64.6%
Federal Home Loan Mortgage Corp.
2.500% due 10/01/2040 - 02/01/2051	218,702	187,469
3.000% due 02/01/2052 - 12/01/2052	26,169	23,194
3.500% due 11/01/2046 - 11/01/2047	558	530
4.000% due 08/01/2042 - 09/01/2050	11,299	10,997
4.500% due 02/01/2048 - 07/01/2053	11,055	10,849
5.000% due 08/01/2052 - 01/01/2055	95,831	95,868
5.500% due 02/01/2053 - 05/01/2054	98,047	99,714
6.000% due 01/01/2029 - 07/01/2054	22,662	23,283
6.500% due 09/01/2053 - 04/01/2055	49,969	51,963
7.000% due 04/01/2055 - 08/01/2055	35,838	37,718
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
0.601% due 01/25/2031 ~(a)	109,844	1,274
3.919% due 10/25/2046 ~	442	439
6.627% due 12/25/2047 ~	147	147
Federal National Mortgage Association
2.500% due 09/01/2040 - 02/01/2051	173,079	149,773
3.000% due 03/01/2030 - 06/01/2052	41,833	38,883
3.500% due 08/01/2047 - 03/01/2050	20,094	18,863
4.000% due 06/01/2038 - 07/01/2051	40,057	38,728
4.500% due 12/01/2047 - 08/01/2053	11,734	11,517
5.000% due 08/01/2052 - 12/01/2054	79,548	79,724
5.500% due 01/01/2053 - 07/01/2053	29,820	30,344
6.000% due 12/01/2052 - 07/01/2054	80,997	83,487

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2025 (Unaudited)

6.411% due 09/01/2037 •	1,332	1,348
6.500% due 02/01/2026 - 03/01/2055	246,226	256,004
7.000% due 03/01/2045 - 05/01/2055	78,731	82,864
Federal National Mortgage Association REMICS 6.000% due 04/25/2043	3	3
Federal National Mortgage Association Trust 4.536% due 09/25/2042 •	3	3
First Foundation Bank Multifamily Housing Mortgage Loan Trust 2.749% due 06/25/2054 ~	8,200	7,997
Government National Mortgage Association
3.000% due 01/20/2052 - 03/20/2052	10,072	9,068
3.500% due 12/20/2051 - 07/20/2055	85,112	77,775
4.625% due 12/20/2045 •	438	449
5.000% due 01/20/2049	7	7
5.375% due 07/20/2045 - 09/20/2045 •	841	861
Government National Mortgage Association REMICS 4.864% due 10/20/2066 •	355	356
Government National Mortgage Association, TBA
2.500% due 01/01/2056 - 02/01/2056	18,900	16,303
3.000% due 01/01/2056 - 02/01/2056	54,000	48,515
3.500% due 02/01/2056	17,300	15,744
4.000% due 01/01/2056 - 02/01/2056	47,600	44,969
4.500% due 02/01/2056	197,900	192,651
5.000% due 02/01/2056	78,400	78,135
5.500% due 01/01/2056	24,250	24,489
6.000% due 02/01/2056	318,000	323,876
6.500% due 01/01/2056 - 02/01/2056	317,100	327,491
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2056	195,682	172,972
3.500% due 02/01/2056	160,900	148,261
4.000% due 02/01/2056	641,436	608,103
4.500% due 01/01/2056 - 02/01/2056	298,900	291,583
5.000% due 01/01/2056 - 02/01/2056	1,589,800	1,584,226
5.500% due 02/01/2056	798,632	809,113
6.000% due 01/01/2056 - 03/01/2056	2,965,840	3,044,127
6.500% due 02/01/2056 - 03/01/2056	1,856,850	1,930,797

Total U.S. Government Agencies (Cost $11,126,014)		11,092,854

U.S. TREASURY OBLIGATIONS 6.4%
U.S. Treasury Bonds
2.750% due 08/15/2047	1,000	715
3.000% due 08/15/2048	80	59
3.000% due 02/15/2049 (q)	10	7
4.625% due 05/15/2054 (q)	149,800	144,311
4.875% due 08/15/2045	6,161	6,223
U.S. Treasury Inflation Protected Securities (i)
0.250% due 02/15/2050	6,358	3,665
0.625% due 02/15/2043	1,133	844
0.750% due 02/15/2042	1,153	898
0.750% due 02/15/2045 (q)	5,946	4,340
0.875% due 02/15/2047 (q)	6,609	4,771
1.000% due 02/15/2046	3,435	2,593
1.000% due 02/15/2048 (q)	7,658	5,601
1.000% due 02/15/2049	24,339	17,529
1.375% due 02/15/2044	1,118	937
1.500% due 02/15/2053	22,784	17,784
2.125% due 02/15/2040	603	597
2.125% due 02/15/2041	595	583
0.125% due 07/15/2026 (o)	57,459	57,126
0.125% due 10/15/2026 (o)	39,679	39,313
0.125% due 01/15/2031 (o)	2,126	1,983
0.125% due 07/15/2031 (o)	76,463	70,869
0.250% due 07/15/2029 (o)(q)	68,099	65,629
0.375% due 01/15/2027 (o)	3,719	3,673
0.375% due 07/15/2027 (o)	1,012	1,000
0.625% due 07/15/2032 (o)	95,816	89,921
0.750% due 07/15/2028 (o)	12,264	12,120
0.875% due 01/15/2029 (o)	39,888	39,282
1.375% due 07/15/2033 (q)	94,130	91,786
1.625% due 04/15/2030 (o)	40,300	40,514
1.750% due 01/15/2034 (o)	29,871	29,713
1.875% due 07/15/2034	203,487	204,376
U.S. Treasury Notes
4.000% due 07/31/2032 (q)	136,200	136,937
4.250% due 08/15/2035 (q)	9,635	9,706

Total U.S. Treasury Obligations (Cost $1,165,675)		1,105,405

NON-AGENCY MORTGAGE-BACKED SECURITIES 12.8%
225 Liberty Street Trust
4.501% due 02/10/2036	12,990	12,577
4.649% due 02/10/2036 ~	30,350	28,347
Adjustable Rate Mortgage Trust
4.346% due 03/25/2036 •	4,149	969
4.752% due 10/25/2035 ~	22	20

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2025 (Unaudited)

4.768% due 11/25/2035 ~	53	37
5.200% due 06/25/2035 ~	3,530	3,434
6.907% due 08/25/2035 ~	31	30
American Home Mortgage Assets Trust
3.971% due 03/25/2047 •	1,722	1,566
4.036% due 12/25/2046 •	3,400	2,972
4.969% due 10/25/2046 •	3,022	2,013
American Home Mortgage Investment Trust
4.746% due 09/25/2035 •	315	328
5.880% due 12/25/2035 •	11,032	1,983
6.700% due 06/25/2036 þ	8,911	1,217
7.100% due 06/25/2036 þ	3,816	520
Angel Oak Mortgage Trust 5.985% due 01/25/2069 þ	707	714
Ashford Hospitality Trust
5.173% due 04/15/2035 •	10,000	10,031
6.023% due 04/15/2035 •	23,253	23,141
Atrium Hotel Portfolio Trust
5.698% due 12/15/2036 •	8,450	8,224
5.998% due 12/15/2036 •	7,242	6,907
BAMLL Commercial Mortgage Securities Trust
2.847% due 04/20/2042	9,400	7,773
5.865% due 09/15/2038 •	6,000	5,694
6.615% due 09/15/2038 •	16,700	15,529
BAMLL Re-REMICS Trust 5.881% due 06/17/2050 ~	100	19
Banc of America Alternative Loan Trust 5.913% due 10/25/2036 ~	2,227	580
Banc of America Funding Trust
4.228% due 10/20/2036 •	5,838	4,586
4.228% due 12/20/2046 •	3,459	3,128
5.138% due 09/20/2035 ~	17	14
5.255% due 05/20/2036 ~	36	31
6.388% due 04/25/2037 þ	76	65
Banc of America Mortgage Trust
4.701% due 01/25/2036 ~	16	14
4.951% due 11/20/2046 ~	130	116
BBCCRE Trust 4.563% due 08/10/2033 ~	8,800	7,098
BBCMS Trust 6.439% due 07/15/2037 •	5,576	4,928
BCAP LLC Trust
3.729% due 03/27/2036 ~	517	352
4.206% due 03/25/2037 •	5,919	5,441
4.335% due 11/26/2036 ~	1,289	1,068
6.500% due 06/26/2037 ~	7,422	1,711
Bear Stearns ALT-A Trust 4.375% due 11/25/2035 ~	229	210
Bear Stearns ALT-A Trust II 4.520% due 09/25/2047 ~	10,882	5,804
Bear Stearns ARM Trust 5.031% due 01/25/2035 ~	2	2
Bear Stearns Mortgage Funding Trust 4.006% due 01/25/2037 •	7,173	6,364
Bear Stearns Structured Products, Inc. Trust 5.000% due 01/26/2036 ~	169	119
Benchmark Mortgage Trust 3.294% due 12/15/2062 ~	11,595	1,187
BINOM Securitization Trust 4.441% due 08/25/2057 ~	8,008	7,858
BWAY Mortgage Trust
6.065% due 09/15/2036 •	7,124	6,460
6.715% due 09/15/2036 •	8,195	7,172
Cascade Funding Mortgage Trust 4.000% due 10/25/2054 ~	12,718	12,485
Chase Home Lending Mortgage Trust
3.250% due 03/25/2064 ~	10,927	9,801
3.250% due 09/25/2064 ~	8,920	7,984
3.375% due 04/25/2065 ~	7,594	6,878
Chase Mortgage Finance Trust
6.000% due 05/25/2036	10,583	4,191
6.010% due 02/25/2037 ~	386	376
ChaseFlex Trust 6.000% due 02/25/2035	1,938	1,349
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.319% due 06/25/2036 •	135	132
CHL Mortgage Pass-Through Trust
3.647% due 04/25/2035 ~	83	59
4.103% due 09/20/2036 ~	597	531
4.116% due 04/25/2035 •	83	79
4.147% due 11/25/2037 ~	11,557	10,572
4.446% due 05/25/2035 •	639	573
4.486% due 03/25/2035 •	51	45
5.500% due 11/25/2035	27	13
6.000% due 02/25/2037	5,997	2,119
6.589% due 10/20/2034 ~	48	48

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2025 (Unaudited)

CHL Reperforming Loan Trust REMICS 4.206% due 03/25/2035 •		1,145	1,110
CIM Trust 4.500% due 03/25/2062 ~		41,489	41,105
Citicorp Mortgage Securities Trust 6.000% due 05/25/2037		858	754
Citigroup Mortgage Loan Trust 3.375% due 10/25/2062 þ		19,124	18,073
Citigroup Mortgage Loan Trust, Inc. 0.000% due 05/01/2060 ~		272,827	242,991
CitiMortgage Alternative Loan Trust
6.000% due 05/25/2037		3,884	3,622
6.500% due 06/25/2037		34	32
CLNY Trust
5.627% due 11/15/2038 •		7,850	7,659
6.870% due 11/15/2038 •		8,000	7,088
COLT Mortgage Loan Trust
5.903% due 12/25/2068 þ		2,883	2,905
6.393% due 06/25/2069 þ		5,132	5,203
Countrywide Alternative Loan Trust
4.206% due 04/25/2046 •		829	791
4.246% due 02/25/2036 •		101	61
4.248% due 07/20/2046 •		57	50
4.408% due 09/20/2046 •		925	840
4.868% due 11/20/2035 •		14	14
4.989% due 08/25/2046 •		1,482	1,372
5.000% due 08/25/2035		2,302	1,334
5.409% due 11/25/2047 •		2,176	1,965
5.500% due 04/25/2035		840	576
5.500% due 12/25/2035		139	124
5.500% due 03/25/2036		38	16
6.000% due 12/25/2034		1,661	1,492
6.000% due 03/25/2036		368	164
6.000% due 08/25/2036 •		354	340
6.000% due 03/25/2037		918	339
6.000% due 05/25/2037		7,990	3,233
Credit Suisse First Boston Mortgage Securities Corp.
4.868% due 03/25/2032 ~		32	31
6.000% due 01/25/2036		188	111
Cross Mortgage Trust
5.003% due 11/25/2070 ~		2,799	2,806
5.036% due 11/25/2070 ~		10,745	10,779
5.549% due 12/25/2069 ~		2,388	2,407
CRSNT Trust
5.074% due 04/15/2036 •		16,000	15,827
5.424% due 04/15/2036 •		9,000	8,883
CSMC Mortgage-Backed Trust 6.421% due 10/25/2037 ~		27,970	16,019
CSMC Trust
3.944% due 09/25/2057 ~		5,700	5,429
4.215% due 07/27/2061 ~		20,259	20,191
5.549% due 01/15/2049 ~		15,000	9,225
5.594% due 07/15/2032 •		2,798	2,784
5.665% due 07/15/2038 •		4,460	3,442
6.165% due 07/15/2038 •		7,000	3,369
6.778% due 06/01/2050 ~		4,074	4,063
DBGS Mortgage Trust 6.665% due 10/15/2039 •		19,393	18,125
DC Commercial Mortgage Trust 6.314% due 09/12/2040		4,300	4,431
Deephaven Residential Mortgage Trust 5.087% due 11/25/2060 þ		2,365	2,372
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.146% due 03/25/2037 •		163	157
4.266% due 08/25/2047 •		11,569	11,179
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
6.369% due 10/25/2036 þ		44	39
6.386% due 10/25/2036 þ		44	39
Deutsche Mortgage Securities, Inc. Re-REMICS Trust Certificates 4.173% due 06/27/2037 ~		7,616	6,738
DROP Mortgage Trust 6.114% due 10/15/2043 •		15,648	13,871
DSLA Mortgage Loan Trust 4.156% due 10/19/2036 •		257	157
Ellington Financial Mortgage Trust
5.100% due 10/25/2070 þ		5,593	5,613
5.655% due 02/25/2060 þ		4,790	4,849
5.726% due 01/25/2060 þ		2,875	2,909
Eurosail-U.K. PLC 4.601% due 09/13/2045 •	GBP	740	993
Finance of America HECM Buyout 4.500% due 11/25/2028 ~		$13,287	13,249
Finance of America Structured Securities Trust 3.500% due 09/25/2055 þ		110,434	107,787
First Horizon Asset Securities, Inc. 5.194% due 02/25/2036 ~		9	9

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2025 (Unaudited)

First Horizon Mortgage Pass-Through Trust 5.750% due 05/25/2037	66	19
GCAT Trust
4.250% due 05/25/2067 ~	3,564	3,410
6.007% due 01/25/2059 þ	2,489	2,511
6.085% due 06/25/2059 þ	3,384	3,422
GS Mortgage Securities Corp. Trust
5.670% due 12/15/2036 •	2,639	2,609
5.920% due 12/15/2036 •	2,998	2,934
6.520% due 12/15/2036 •	829	796
GS Mortgage-Backed Securities Corp. Trust 1.750% due 12/25/2060 ~	10,925	10,283
GS Mortgage-Backed Securities Trust
0.000% due 01/25/2061 ~	1,134	975
0.000% due 01/25/2061 ~(a)	163,506	9,445
0.000% due 12/25/2061 ~(a)	338	320
0.140% due 01/25/2061 ~(a)	159,287	822
2.750% due 01/25/2061 ~	104,462	100,612
3.149% due 12/25/2061 ~	211,149	184,204
3.250% due 01/25/2061 ~	12,636	11,723
3.500% due 01/25/2061 ~	8,832	8,125
3.875% due 01/25/2061 ~	7,473	6,944
4.100% due 07/25/2065 þ	12,514	12,251
4.250% due 01/25/2061 ~	4,076	3,823
4.750% due 01/25/2061 ~	3,533	3,383
5.013% due 07/25/2065 þ	5,551	5,561
5.510% due 01/25/2061 ~	3,303	2,997
GSMPS Mortgage Loan Trust 4.151% due 06/25/2034 ~	1,133	1,072
GSR Mortgage Loan Trust 4.970% due 11/25/2035 ~	3	3
HarborView Mortgage Loan Trust
4.806% due 06/19/2045 •	696	308
4.879% due 12/19/2036 •	4,132	3,850
HomeBanc Mortgage Trust 4.656% due 10/25/2035 •	7,184	7,020
HSI Asset Securitization Corp. Trust 4.836% due 07/25/2035 •	3,228	3,046
Impac Secured Assets Corp. 4.486% due 03/25/2036 •	865	767
IndyMac INDA Mortgage Loan Trust 4.443% due 08/25/2037 ~	82	77
IndyMac INDX Mortgage Loan Trust
3.334% due 05/25/2037 ~	7,466	6,015
3.867% due 05/25/2037 ~	1,176	775
3.983% due 09/25/2035 ~	41	33
4.206% due 01/25/2037 •	6,678	6,014
JP Morgan Alternative Loan Trust
4.023% due 10/25/2036 ~	6,710	6,025
4.210% due 05/25/2036 ~	86	46
4.622% due 12/25/2036 ~	17	17
5.358% due 12/25/2035 ~	346	234
JP Morgan Chase Commercial Mortgage Securities Trust
0.360% due 10/05/2040 ~(a)	51,900	506
5.864% due 12/15/2036 •	3,810	60
5.965% due 09/15/2029 •	7,700	6,646
6.215% due 09/15/2029 •	8,698	6,929
7.235% due 10/05/2040	5,500	5,798
JP Morgan Mortgage Trust
4.512% due 05/25/2036 ~	181	148
4.750% due 01/25/2063 ~	13,125	12,975
4.823% due 08/25/2036 ~	445	343
4.954% due 03/25/2066 ~	16,214	16,238
5.021% due 06/25/2037 ~	179	136
5.561% due 09/25/2055 þ	8,349	8,388
5.567% due 09/25/2065 ~	4,572	4,616
6.000% due 09/25/2035	4,841	3,297
6.500% due 09/25/2035	91	55
JP Morgan Seasoned Mortgage Trust 3.688% due 01/25/2063 ~	9,933	9,366
Lavender Trust 6.250% due 10/26/2036	984	425
Legacy Mortgage Asset Trust 5.892% due 10/25/2066 þ	4,314	4,318
Lehman Mortgage Trust
6.000% due 08/25/2036	338	254
6.000% due 09/25/2037	66	65
Lehman XS Trust
4.206% due 12/25/2036 •	4,562	4,583
4.226% due 09/25/2046 •	138	127
MASTR Adjustable Rate Mortgages Trust 4.056% due 04/25/2046 •	168	158
MASTR Alternative Loan Trust 6.750% due 07/25/2036	395	146
MASTR Reperforming Loan Trust 8.000% due 08/25/2034	1,251	947

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2025 (Unaudited)

Merrill Lynch Alternative Note Asset Trust 4.446% due 03/25/2037 •		564	132
Merrill Lynch Mortgage Investors Trust
4.566% due 08/25/2035 •		1,822	1,710
5.286% due 11/25/2035 •		26	25
MFA Trust
5.570% due 09/25/2067 þ		12,346	12,315
6.105% due 12/25/2068 þ		3,313	3,342
MFT Mortgage Trust
3.358% due 02/10/2042		5,000	4,030
3.477% due 02/10/2042 ~		6,815	5,129
Morgan Stanley Capital I Trust
5.448% due 11/15/2034 •		5,400	5,260
6.109% due 12/15/2036 •		9,000	99
6.248% due 11/15/2034 •		20,993	20,403
Morgan Stanley Residential Mortgage Loan Trust
4.000% due 06/25/2064 þ		5,002	4,906
4.963% due 09/25/2070 ~		4,939	4,946
5.016% due 09/25/2070 ~		7,550	7,569
5.021% due 11/25/2070 þ		9,200	9,231
5.530% due 05/25/2070 ~		2,219	2,236
MRCD Mortgage Trust 2.718% due 12/15/2036		19,530	14,880
MSSG Trust 3.740% due 09/13/2039 ~		2,681	2,424
Natixis Commercial Mortgage Securities Trust
4.058% due 04/10/2037 ~		21,999	15,888
4.773% due 06/17/2038 ~		11,706	11,240
New Orleans Hotel Trust
4.787% due 04/15/2032 •		3,300	3,280
5.387% due 04/15/2032 •		12,440	12,328
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		3,162	3,070
3.500% due 10/25/2059 ~		1,424	1,347
5.085% due 10/25/2065 ~		1,355	1,360
NLT Trust 3.200% due 10/25/2062 ~		2,877	2,656
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.036% due 06/25/2037 •		2,880	2,410
4.513% due 04/25/2036 ~		1,800	1,613
Nomura Resecuritization Trust 4.746% due 01/25/2037 •		16,484	15,845
NYMT Loan Trust
3.750% due 02/25/2068 ~		1,557	1,456
3.750% due 11/25/2069 ~		10,479	10,130
OBX Trust
4.940% due 09/25/2062 þ		14,541	14,530
5.928% due 11/25/2063 þ		3,833	3,861
6.030% due 01/25/2064 þ		4,536	4,599
6.233% due 05/25/2064 þ		3,643	3,689
6.465% due 10/25/2063 þ		5,822	5,881
6.844% due 04/25/2063 þ		2,755	2,781
7.159% due 10/25/2063 þ		7,519	7,617
Oceanview Mortgage Trust 4.674% due 11/25/2054 •		2,944	2,948
PRET Trust
4.000% due 08/25/2064 þ		2,041	1,998
4.000% due 03/25/2065 þ		20,259	19,904
4.000% due 07/25/2069 þ		916	898
4.075% due 06/25/2064 ~		3,399	3,279
PRKCM Trust
5.101% due 10/25/2060 þ		2,166	2,172
6.431% due 05/25/2059 þ		637	645
7.225% due 11/25/2058 þ		3,212	3,252
Project Cashmere
4.543% due 12/30/2057 «(b)	AUD	109,100	72,808
5.713% due 12/30/2057 «(b)		15,100	10,077
5.863% due 12/30/2057 «(b)		9,500	6,340
6.163% due 12/30/2057 «(b)		6,400	4,271
6.563% due 12/30/2057 «(b)		5,200	3,470
PRPM LLC
3.750% due 03/25/2054 þ		$751	740
3.750% due 04/25/2055 þ		4,225	4,134
4.000% due 11/25/2053 þ		793	787
4.000% due 01/25/2054 þ		729	721
4.000% due 05/25/2054 þ		647	641
4.000% due 11/25/2054 þ		5,246	5,152
4.000% due 10/25/2064 þ		816	804
4.200% due 12/25/2064 þ		1,943	1,924
4.500% due 06/25/2065 «þ		28,600	28,184
4.839% due 10/25/2055 þ		1,723	1,725
4.990% due 12/25/2055 þ		7,800	7,799
5.250% due 07/25/2055 þ		2,385	2,408
5.699% due 11/25/2029 þ		1,390	1,391
5.774% due 08/25/2028 þ		7,116	7,133
5.870% due 11/25/2029 þ		5,812	5,820

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2025 (Unaudited)

PRPM Trust
5.228% due 08/25/2069 þ		6,749	6,755
5.802% due 11/25/2069 þ		6,977	7,040
6.221% due 11/25/2068 þ		1,096	1,107
RALI Trust
4.166% due 01/25/2037 •		9,236	8,456
4.226% due 07/25/2036 •		107	101
4.879% due 09/25/2046 •		4,608	4,264
5.389% due 09/25/2045 •		124	108
6.000% due 09/25/2036		308	112
RBSSP Resecuritization Trust 4.698% due 01/26/2036 ~		1,688	1,549
RCKT Mortgage Trust 6.808% due 09/25/2043 ~		1,462	1,476
Santander Mortgage Asset Receivable Trust 5.545% due 01/25/2065 þ		866	873
SFO Commercial Mortgage Trust
6.264% due 05/15/2038 •		23,560	23,454
6.764% due 05/15/2038 •		5,000	4,967
SRT Issuer I LLC 0.000% due 10/01/2031 «•		20,000	20,042
SRT Issuer II LLC 0.000% due 12/02/2031 «•(k)		20,000	20,018
Starwood Mortgage Trust 6.265% due 04/15/2034 •		2,213	2,212
Structured Adjustable Rate Mortgage Loan Trust
4.146% due 02/25/2037 •		1,792	1,817
4.780% due 09/25/2035 ~		83	73
6.088% due 04/25/2034 ~		1	1
Structured Asset Mortgage Investments II Trust
4.106% due 03/25/2037 •		830	319
4.386% due 08/25/2035 •		208	202
Structured Asset Securities Corp.
4.096% due 07/25/2035 •		10,359	9,740
4.106% due 05/25/2043 •		5,630	5,329
Structured Asset Securities Corp. Mortgage Loan Trust 4.096% due 05/25/2036 •		11,513	9,396
TBW Mortgage-Backed Trust
4.206% due 01/25/2037 •		14,174	3,120
6.470% due 09/25/2036 þ		473	12
6.620% due 03/25/2037 þ		8,635	1,656
Thornburg Mortgage Securities Trust 4.486% due 09/25/2043 •		7	7
Towd Point Mortgage Funding - Granite 6 PLC 4.856% due 07/20/2053 •	GBP	23,121	31,195
Towd Point Mortgage Trust
2.710% due 01/25/2060 ~		$2,789	2,700
3.000% due 10/25/2057 ~		1,774	1,714
3.250% due 07/25/2056 ~		335	333
3.750% due 07/25/2062 ~		6,404	6,162
3.750% due 09/25/2062		70,746	68,265
4.606% due 10/25/2064 ~		29,746	29,872
Tower Bridge Funding PLC 5.031% due 01/20/2066 •	GBP	7,051	9,516
Uropa Securities PLC 4.422% due 10/10/2040 •		2,541	3,264
VASA Trust
5.115% due 07/15/2039 •		$10,800	10,502
5.615% due 07/15/2039 •		10,000	9,480
Verus Securitization Trust
4.858% due 12/25/2070 þ		12,500	12,526
5.086% due 07/25/2067 ~		10,200	10,233
5.402% due 05/25/2065 þ		6,825	6,877
5.799% due 07/25/2069 þ		1,842	1,858
6.192% due 06/25/2069 þ		6,052	6,129
6.259% due 12/25/2068 þ		2,238	2,261
6.876% due 11/25/2068 ~		2,569	2,607
WaMu Commercial Mortgage Securities Trust 6.369% due 03/23/2045 ~		5,878	5,770
WaMu Mortgage Pass-Through Certificates Trust
3.878% due 12/25/2046 •		95	85
4.372% due 02/25/2037 ~		145	129
4.406% due 11/25/2045 •		5,443	5,133
4.426% due 12/25/2045 •		1,160	1,156
4.509% due 10/25/2035 ~		2,429	2,229
4.826% due 11/25/2034 •		143	141
5.229% due 11/25/2042 •		26	25
5.696% due 09/25/2033 ~		11	11
Warwick Finance Residential Mortgages Number Three PLC 4.712% due 12/21/2049 •	GBP	4,520	6,099
Wells Fargo Alternative Loan Trust 4.276% due 06/25/2037 •		$1,602	1,415
Wells Fargo Mortgage-Backed Securities Trust
5.851% due 11/25/2037 ~		86	79
6.190% due 10/25/2037 ~		9,416	8,135
6.389% due 09/25/2033 ~		13	13

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2025 (Unaudited)

6.673% due 04/25/2036 ~	306	303

Total Non-Agency Mortgage-Backed Securities (Cost $2,360,415)		2,201,785

ASSET-BACKED SECURITIES 16.5%
AUTOMOBILE ABS OTHER 0.2%
CarMax Select Receivables Trust
4.664% due 05/15/2028 •	5,006	5,009
4.714% due 09/15/2027 •	257	257
Carvana Auto Receivables Trust 2.900% due 03/10/2028	415	407
GLS Auto Receivables Issuer Trust 5.690% due 03/15/2029	11,168	11,218
M&T Bank Auto Receivables Trust 4.484% due 05/15/2028 •	4,902	4,905
Santander Drive Auto Receivables Trust
4.930% due 09/17/2029	8,900	8,971
4.960% due 11/15/2028	6,079	6,091

		36,858

AUTOMOBILE SEQUENTIAL 4.0%
AmeriCredit Automobile Receivables Trust 4.220% due 03/19/2029	4,300	4,308
Arivo Acceptance Auto Loan Receivables Trust 4.920% due 05/15/2029	1,100	1,100
Avis Budget Rental Car Funding AESOP LLC
5.130% due 10/20/2028	5,500	5,589
5.440% due 02/22/2028	1,070	1,083
5.780% due 04/20/2028	2,250	2,290
6.120% due 04/20/2027	1,853	1,860
Bayview Opportunity Master Fund VII Trust 5.660% due 03/15/2028	2,194	2,201
BofA Auto Trust 5.350% due 11/15/2028	3,696	3,734
Bridgecrest Lending Auto Securitization Trust
4.730% due 02/15/2028	2,726	2,731
5.340% due 04/17/2028	1,434	1,436
CarMax Select Receivables Trust
4.190% due 03/15/2029	11,900	11,917
4.760% due 05/15/2028	6,207	6,222
5.780% due 09/15/2027	462	463
Carvana Auto Receivables Trust
4.070% due 02/12/2029	11,000	11,004
4.260% due 10/10/2029	10,464	10,489
4.310% due 09/10/2030	6,225	6,271
4.500% due 06/12/2028	1,625	1,627
4.560% due 08/10/2028	19,079	19,112
4.780% due 05/10/2028	1,041	1,042
4.910% due 08/10/2029	3,100	3,125
5.050% due 04/10/2029	3,847	3,866
5.080% due 03/11/2030	5,691	5,784
5.620% due 01/10/2029	1,488	1,500
5.710% due 07/10/2028	3,477	3,490
5.710% due 07/10/2029	3,000	3,073
5.740% due 11/13/2029	1,873	1,929
5.980% due 12/10/2027	541	542
6.160% due 10/10/2028	2,553	2,577
6.160% due 09/10/2029	5,319	5,506
Chase Auto Owner Trust
5.220% due 07/25/2029	13,000	13,156
5.250% due 09/27/2027	1,265	1,266
5.520% due 06/25/2029	15,558	15,780
5.530% due 09/27/2027	441	441
CPS Auto Receivables Trust
4.710% due 03/15/2029	2,837	2,845
5.880% due 02/15/2028	955	956
Drive Auto Receivables Trust
4.140% due 09/15/2032	12,200	12,234
4.290% due 10/16/2028	29,700	29,725
Ent Auto Receivables Trust
6.240% due 01/16/2029	1,209	1,216
6.260% due 11/15/2029	1,000	1,023
Enterprise Fleet Financing LLC
4.650% due 10/20/2027	3,821	3,837
4.820% due 02/20/2029	3,900	3,969
4.980% due 08/21/2028	3,300	3,348
5.310% due 04/20/2027	1,763	1,770
Exeter Automobile Receivables Trust
4.530% due 03/15/2028	10,223	10,239
4.780% due 06/15/2027	1,507	1,507
5.280% due 08/15/2030	1,195	1,196
Exeter Select Automobile Receivables Trust 4.540% due 06/15/2029	2,625	2,635

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2025 (Unaudited)

FCCU Auto Receivables Trust
5.460% due 04/15/2030		1,100	1,126
5.540% due 04/16/2029		3,700	3,737
5.760% due 11/15/2027		480	481
FHF Issuer Trust
4.920% due 02/15/2031		7,758	7,741
5.690% due 02/15/2030		3,215	3,235
6.790% due 10/15/2029		2,118	2,134
First Investors Auto Owner Trust 6.440% due 10/16/2028		1,718	1,731
Ford Auto Securitization Trust 5.053% due 07/15/2028	CAD	4,660	3,439
Ford Credit Auto Owner Trust 5.090% due 12/15/2028		$4,886	4,929
Foursight Capital Automobile Receivables Trust 5.490% due 01/16/2029		1,814	1,820
GLS Auto Receivables Issuer Trust 4.520% due 07/17/2028		14,700	14,727
GLS Auto Select Receivables Trust
4.460% due 10/15/2030		2,764	2,782
5.580% due 06/17/2030		3,921	3,967
6.370% due 06/15/2028		1,430	1,437
GM Financial Consumer Automobile Receivables Trust 5.130% due 04/16/2029		20,400	20,621
GreenState Auto Receivables Trust 5.530% due 08/16/2027		359	359
Harley-Davidson Motorcycle Trust
4.310% due 07/16/2029		15,700	15,768
4.620% due 08/16/2027		4,652	4,654
Hyundai Auto Lease Securitization Trust 5.800% due 12/15/2026		1,797	1,799
Hyundai Auto Receivables Trust 4.840% due 03/15/2029		6,000	6,069
LAD Auto Receivables Trust 4.600% due 12/15/2027		3,277	3,281
Lendbuzz Securitization Trust 5.100% due 10/15/2030		2,007	2,008
M&T Bank Auto Receivables Trust 5.220% due 02/17/2032		10,117	10,231
Mercedes-Benz Auto Receivables Trust 5.950% due 11/15/2028		2,141	2,170
PenFed Auto Receivables Owner Trust
4.700% due 06/15/2029		6,700	6,731
5.040% due 09/15/2027		1,112	1,112
Porsche Innovative Lease Owner Trust
4.670% due 11/22/2027		9,200	9,238
4.840% due 01/20/2027		1,271	1,272
Research-Driven Pagaya Motor Asset Trust 4.811% due 07/27/2026		5,595	5,601
Research-Driven Pagaya Motor Asset Trust V 5.320% due 09/25/2030		862	867
Santander Drive Auto Receivables Trust
4.280% due 01/15/2029		11,000	11,027
4.630% due 10/16/2028		15,723	15,773
4.710% due 06/15/2028		16,052	16,077
4.850% due 01/16/2029		15,286	15,328
5.250% due 04/17/2028		270	270
5.630% due 01/16/2029		5,235	5,257
SBNA Auto Lease Trust
4.560% due 02/22/2028		29,212	29,285
4.680% due 04/20/2027		2,552	2,554
4.830% due 04/20/2028		7,800	7,851
5.560% due 11/22/2027		13,032	13,102
6.520% due 04/20/2028		4,500	4,529
SCCU Auto Receivables Trust
5.450% due 12/15/2027		1,586	1,587
5.700% due 10/16/2028		3,487	3,512
5.700% due 08/15/2029		2,700	2,764
SFS Auto Receivables Securitization Trust
4.520% due 11/20/2028		52,528	52,642
4.650% due 05/22/2028		5,313	5,322
4.940% due 01/21/2031		700	711
4.950% due 05/21/2029		2,886	2,904
5.470% due 10/20/2028		1,659	1,670
Tesla Electric Vehicle Trust
5.380% due 06/20/2028		10,159	10,238
5.380% due 02/20/2029		3,500	3,563
Toyota Auto Receivables Owner Trust 5.330% due 01/16/2029		7,455	7,534
USB Auto Owner Trust 4.510% due 06/15/2028		17,100	17,138
Volkswagen Auto Loan Enhanced Trust 5.480% due 12/20/2028		6,586	6,669
Westlake Automobile Receivables Trust
4.660% due 09/15/2028		24,200	24,280
5.440% due 05/17/2027		673	673

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2025 (Unaudited)

5.750% due 08/16/2027	1,749	1,751
World Omni Auto Receivables Trust
4.430% due 12/17/2029	16,400	16,504
5.270% due 09/17/2029	5,742	5,797
World Omni Select Auto Trust
4.140% due 05/15/2030	7,200	7,216
4.980% due 02/15/2030	5,800	5,830
5.370% due 02/15/2028	530	531

		677,970

CMBS OTHER 0.1%
MF1 LLC
5.881% due 06/19/2037 •	18,284	18,294
6.366% due 09/17/2037 •	2,345	2,348

		20,642

HOME EQUITY OTHER 5.0%
Aames Mortgage Trust
6.950% due 11/25/2031 þ	298	335
7.150% due 01/25/2032 þ	160	169
ABFC Trust 4.596% due 06/25/2037 •	3,782	3,243
Accredited Mortgage Loan Trust 4.106% due 09/25/2036 •	384	383
ACE Securities Corp. Home Equity Loan Trust
4.286% due 05/25/2037 •	13,005	1,975
5.796% due 11/25/2034 •	2,267	2,276
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
2.804% due 06/25/2033 •	484	440
4.596% due 01/25/2036 •	231	229
4.791% due 07/25/2035 •	2,638	2,618
5.196% due 03/25/2033 •	109	105
Argent Securities Trust
4.146% due 06/25/2036 •	2,953	1,537
4.226% due 03/25/2036 •	4,783	4,488
4.326% due 07/25/2036 •	1,023	277
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 5.796% due 05/25/2034 •	793	677
Asset-Backed Securities Corp. Home Equity Loan Trust
3.567% due 01/25/2036 •	8,121	7,558
4.821% due 06/25/2035 •	2,000	1,789
Bayview Financial Mortgage Pass-Through Trust 4.712% due 04/28/2036 •	231	232
Bear Stearns Asset-Backed Securities I Trust
4.196% due 06/25/2047 •	25,753	24,594
4.746% due 08/25/2034 •	7,106	7,013
5.446% due 10/25/2037 •	26,453	26,586
5.796% due 08/25/2035 •	15,608	16,033
Bear Stearns Structured Products Trust 5.846% due 03/25/2037 •	7,000	6,872
Carrington Mortgage Loan Trust
4.036% due 06/25/2037 •	1,619	1,610
4.836% due 06/25/2035 •	13,142	13,229
5.646% due 05/25/2035 •	15,328	13,642
Centex Home Equity Loan Trust
4.496% due 03/25/2033 •	292	289
4.738% due 06/25/2034 þ	4,278	4,197
4.896% due 10/25/2035 •	1,910	1,908
CIT Mortgage Loan Trust 5.346% due 10/25/2037 •	25,553	25,968
Citigroup Mortgage Loan Trust, Inc.
4.506% due 02/25/2035 •	287	272
4.536% due 10/25/2035 •	800	757
Countrywide Asset-Backed Certificates
4.326% due 04/25/2037 •	31	28
4.346% due 01/25/2046 •	4,493	4,299
Countrywide Asset-Backed Certificates Trust
3.861% due 12/25/2034 •	849	805
4.096% due 06/25/2047 •	139	136
4.106% due 04/25/2046 •	1,392	1,315
4.126% due 06/25/2047 •	6,434	5,907
4.251% due 09/25/2046 •	1,661	1,384
4.286% due 05/25/2037 •	12,621	12,292
4.286% due 05/25/2047 •	3,108	3,004
4.326% due 03/25/2047 •	8,320	8,002
4.546% due 03/25/2036 •	4,141	3,792
4.586% due 08/25/2047 •	17,497	17,317
4.746% due 10/25/2047 •	7	7
5.499% due 02/25/2035 ~	4,460	4,141
Credit-Based Asset Servicing & Securitization LLC 4.626% due 03/25/2034 •	81	92
Ellington Loan Acquisition Trust 4.946% due 05/25/2037 •	6,970	6,852

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2025 (Unaudited)

EMC Mortgage Loan Trust 6.846% due 11/25/2030 •	3,410	3,404
Finance of America Structured Securities RMF Trust 3.000% due 09/25/2061 þ	11,361	11,340
Finance of America Structured Securities Trust
3.500% due 07/25/2075 þ	70,819	69,264
6.500% due 04/25/2073 þ	3,798	3,827
First NLC Trust 2.954% due 05/25/2035 •	8,026	7,300
Fremont Home Loan Trust 4.126% due 11/25/2036 •	3,346	1,999
GSAA Home Equity Trust
4.086% due 05/25/2047 •	1,332	782
4.746% due 08/25/2037 •	9	9
6.741% due 03/25/2036 þ	3,545	955
GSAA Trust 4.286% due 03/25/2047 •	4,884	1,650
GSAMP Trust
4.126% due 03/25/2047 •	10,639	9,811
4.186% due 01/25/2037 •	584	576
4.326% due 09/25/2036 •	8,228	2,855
4.566% due 11/25/2035 •	1,300	1,138
Home Equity Asset Trust 4.446% due 07/25/2036 •	2,258	2,168
Home Equity Loan Trust
4.036% due 04/25/2037 •	8,151	7,806
4.076% due 04/25/2037 •	311	305
Home Equity Mortgage Loan Asset-Backed Trust
4.036% due 04/25/2037 •	13,916	9,531
5.091% due 03/25/2035 •	1,410	1,400
HSI Asset Loan Obligation Trust 3.966% due 12/25/2036 •	54	15
JP Morgan Mortgage Acquisition Corp.
4.431% due 01/25/2036 •	6,172	6,284
4.746% due 09/25/2035 •	7,419	6,883
4.806% due 06/25/2035 •	7,474	6,770
JP Morgan Mortgage Acquisition Trust
4.266% due 10/25/2036 •	102	102
4.296% due 07/25/2036 •	5,000	4,616
JP Morgan Mortgage Trust 0.000% due 10/25/2055 ~	123,297	133,665
Long Beach Mortgage Loan Trust
4.146% due 06/25/2036 •	7,788	3,688
4.146% due 09/25/2036 •	9,626	6,268
4.306% due 10/25/2036 •	33,272	10,374
4.446% due 02/25/2036 •	6,350	5,688
4.476% due 01/25/2046 •	2,462	2,407
MASTR Asset-Backed Securities Trust
3.946% due 01/25/2037 •	263	74
4.266% due 05/25/2037 •	53	52
5.571% due 06/25/2035 •	470	476
Merrill Lynch Mortgage Investors Trust
4.026% due 06/25/2037 •	2,710	566
4.066% due 08/25/2037 •	1,028	506
4.136% due 08/25/2037 •	335	310
4.366% due 03/25/2037 •	696	662
4.366% due 04/25/2037 •	522	250
4.596% due 09/25/2035 •	3,344	3,303
4.646% due 08/25/2035 •	1,152	1,131
Morgan Stanley ABS Capital I, Inc. Trust
4.096% due 07/25/2036 •	48	43
4.326% due 09/25/2036 •	6,475	2,242
4.386% due 03/25/2036 •	1,988	1,947
4.551% due 12/25/2034 •	67	66
4.586% due 01/25/2034 •	1,805	1,823
4.776% due 02/25/2035 •	1,075	1,013
4.796% due 07/25/2037 •	33,976	32,741
4.866% due 01/25/2035 •	1,158	1,160
New Century Home Equity Loan Trust
4.491% due 12/25/2035 •	4,538	4,413
4.611% due 02/25/2035 •	1,790	1,764
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.146% due 07/25/2036 •	8,650	8,268
4.506% due 11/25/2035 •	3,861	3,771
4.506% due 10/25/2036 •	1,987	359
NovaStar Mortgage Funding Trust
4.086% due 11/25/2036 •	17,598	5,354
4.166% due 05/25/2036 •	316	314
4.761% due 10/25/2035 •	7,218	7,072
5.946% due 12/25/2034 •	74	69
Option One Mortgage Loan Trust Asset-Backed Certificates 4.536% due 11/25/2035 •	1,216	1,185
Ownit Mortgage Loan Trust
4.166% due 10/25/2037 •	7,754	8,310
4.266% due 01/25/2037 •	487	478
4.306% due 10/25/2037 •	4,226	4,555

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2025 (Unaudited)

Park Place Securities, Inc. 4.581% due 09/25/2035 •	14,159	13,988
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
3.144% due 06/25/2035 •	10,980	9,748
4.581% due 09/25/2035 •	3,056	3,016
4.881% due 05/25/2035 •	7,804	6,528
5.571% due 09/25/2034 •	1,621	1,608
People's Choice Home Loan Securities Trust 4.791% due 05/25/2035 •	384	368
Popular ABS Mortgage Pass-Through Trust 4.311% due 11/25/2036 •	6,334	5,690
Quest Trust 4.426% due 08/25/2036 •	5,923	5,743
RCKT Mortgage Trust
4.894% due 11/25/2055 þ	33,976	34,035
4.966% due 11/25/2055 þ	13,085	13,117
Residential Asset Mortgage Products Trust 4.526% due 12/25/2035 •	975	883
Residential Asset Securities Corporation Trust
4.386% due 07/25/2036 •	988	883
4.476% due 02/25/2036 •	1,500	1,472
4.806% due 01/25/2036 •	2,608	2,519
4.821% due 09/25/2035 •	2,297	2,302
Saxon Asset Securities Trust
4.086% due 01/25/2047 •	4,474	4,318
4.156% due 09/25/2037 •	2,805	2,727
5.596% due 12/25/2037 •	1,753	1,694
Securitized Asset-Backed Receivables LLC Trust
4.286% due 01/25/2037 •	4,020	3,085
4.461% due 01/25/2035 •	2,027	1,967
Soundview Home Loan Trust
4.016% due 07/25/2037 •	3,935	3,578
4.046% due 06/25/2037 •	37,467	26,034
4.066% due 01/25/2037 •	6,649	4,881
4.086% due 11/25/2036 •	5,569	1,497
4.146% due 03/25/2037 •	1,508	1,436
4.186% due 11/25/2036 •	3,218	865
4.796% due 09/25/2037 •	632	541
4.821% due 03/25/2036 •	1,000	971
Structured Asset Investment Loan Trust
4.566% due 07/25/2035 •	1,056	1,022
4.671% due 05/25/2034 •	1,004	975
4.786% due 09/25/2034 •	2,475	2,624
5.046% due 08/25/2034 •	10,053	10,811
Structured Asset Securities Corp. 5.046% due 02/25/2035 •	542	544
Structured Asset Securities Corp. Mortgage Loan Trust
4.001% due 09/25/2036 •	642	400
4.226% due 12/25/2035 •	1,080	1,072
4.551% due 02/25/2035 •	4,740	4,553
Towd Point Mortgage Trust
5.278% due 08/25/2065 þ	15,343	15,418
6.125% due 02/25/2064 ~	3,760	3,795

		854,539

HOME EQUITY SEQUENTIAL 0.0%
Saxon Asset Securities Trust 4.326% due 10/25/2046 •	9,050	8,119

MANUFACTURING HOUSE ABS OTHER 0.1%
Conseco Finance Securitizations Corp. 5.564% due 09/01/2033 •	755	757
Towd Point Mortgage Trust
3.750% due 11/25/2058 ~	5,000	4,967
4.000% due 11/25/2058 ~	5,000	4,935

		10,659

MANUFACTURING HOUSE SEQUENTIAL 0.0%
Conseco Finance Corp. 7.500% due 03/01/2030 ~	2,706	681

WHOLE LOAN COLLATERAL 0.4%
Citigroup Mortgage Loan Trust, Inc. 4.281% due 11/25/2036 •	343	343
Countrywide Asset-Backed Certificates Trust 4.566% due 11/25/2035 •	223	221
First Franklin Mortgage Loan Trust
3.966% due 11/25/2036 •	1,471	1,371
4.146% due 05/25/2036 •	1,860	1,840
4.156% due 07/25/2036 •	166	162
4.326% due 04/25/2036 •	7,800	7,263
4.346% due 06/25/2036 •	11,075	10,422

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2025 (Unaudited)

GSAMP Trust
4.596% due 01/25/2034 •		1,691	1,752
4.821% due 06/25/2034 •		314	347
Lehman XS Trust
4.086% due 02/25/2037 •		2,263	2,215
4.166% due 02/25/2037 •		922	902
PRET LLC 5.744% due 06/25/2055 þ		6,655	6,686
RAAC Trust 4.446% due 06/25/2044 •		908	843
Residential Asset Mortgage Products Trust
4.341% due 05/25/2036 •		939	930
4.431% due 03/25/2036 •		18,400	17,615
Securitized Asset-Backed Receivables LLC Trust
4.426% due 12/25/2035 •		181	179
4.896% due 03/25/2035 •		141	142
Specialty Underwriting & Residential Finance Trust 4.602% due 12/25/2036 •		5,795	5,766
VCAT LLC 5.889% due 02/25/2055 þ		10,059	10,090

			69,089

OTHER ABS 6.7%
AccessLex Institute 4.523% due 09/26/2033 •		935	926
ACHV ABS Trust
4.760% due 04/26/2032		788	791
5.040% due 04/26/2032		1,020	1,025
5.900% due 04/25/2031		105	105
Affirm Master Trust
4.450% due 10/16/2034		5,300	5,322
4.670% due 07/15/2033		10,300	10,375
4.990% due 02/15/2033		19,900	20,107
Anchorage Capital CLO 21 Ltd. 4.934% due 10/20/2034 •		16,600	16,588
Anchorage Credit Funding 10 Ltd. 3.619% due 04/25/2038		948	933
Anchorage Credit Funding 19 Ltd. 5.036% due 10/25/2040		12,500	12,503
Aqua Finance Issuer Trust 4.790% due 05/17/2051		8,126	8,189
Arcano Euro CLO II DAC 0.000% due 07/25/2039 •	EUR	15,100	17,760
Ayresome CDO I Ltd. 7.330% due 12/08/2045 •		$2,515	593
Bain Capital Credit CLO Ltd. 5.007% due 04/22/2035 •		24,800	24,804
BHG Securitization Trust 4.840% due 09/17/2036		3,491	3,529
BlueMountain CLO XXII Ltd. 5.246% due 07/15/2031 •		3,017	3,019
BlueMountain Fuji EUR CLO V DAC 2.919% due 01/15/2033 •	EUR	8,202	9,648
C-BASS CBO XII Ltd. 7.090% due 12/15/2034 •		$10,528	713
C-BASS CBO XV Ltd. 7.270% due 02/16/2041 ^•		128,899	2,020
Capital Four U.S. CLO II Ltd. 5.784% due 01/20/2037 •		8,700	8,764
Capital Street Master Trust
5.324% due 10/16/2028 •		14,300	14,306
5.574% due 10/16/2028 •		1,100	1,101
Carlyle Global Market Strategies CLO Ltd. 5.126% due 07/20/2031 •		2,055	2,058
Castlelake Aircraft Securitization Trust 4.125% due 06/15/2043		797	789
College Avenue Student Loans LLC
4.130% due 12/26/2047		892	882
5.046% due 12/26/2047 •		660	661
5.496% due 11/26/2046 •		260	262
Consumer Loan Finance
0.000% due 11/25/2054 «		1,590	813
5.150% due 11/25/2054		2,157	2,172
5.350% due 11/25/2054		6,275	6,398
5.450% due 11/25/2054		1,541	1,566
5.750% due 11/25/2054		771	780
6.600% due 11/25/2054		1,017	1,026
8.750% due 11/25/2054		575	582
Consumer Loan Finance Issuer Trust
0.000% due 11/25/2054 «		906	476
5.150% due 11/25/2054		570	571
5.350% due 11/25/2054		3,143	3,208
5.450% due 11/25/2054		783	796
5.750% due 11/25/2054		391	397
6.600% due 11/25/2054		493	499

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2025 (Unaudited)

8.750% due 11/25/2054		295	299
Crossroads Asset Trust 4.910% due 02/20/2032		1,864	1,879
DLLMT LLC 5.080% due 02/22/2027		3,345	3,352
Elmwood CLO 15 Ltd. 5.007% due 04/22/2035 •		7,300	7,301
Foundation Finance Trust 4.670% due 04/15/2052		3,256	3,276
GoodLeap Home Improvement Solutions Trust 5.320% due 06/20/2049		10,561	10,684
GreenSky Home Improvement Issuer Trust
4.520% due 12/27/2060		9,500	9,529
4.590% due 12/27/2060		4,200	4,219
4.890% due 06/25/2060		5,018	5,059
4.930% due 06/25/2060		4,055	4,071
5.020% due 06/25/2060		3,000	3,047
5.250% due 10/27/2059		332	332
GreenSky Home Improvement Trust
5.550% due 06/25/2059		400	411
5.880% due 06/25/2059		252	253
Guggenheim CLO Ltd. 5.055% due 01/15/2035 •		12,200	12,185
Henley CLO VII DAC 3.055% due 04/25/2034 •	EUR	10,519	12,373
Hildene TruPS Securitization Ltd. 5.899% due 05/22/2039 •		$31,877	31,877
Invesco Euro CLO III DAC 3.184% due 10/30/2038 •	EUR	11,800	13,872
John Deere Owner Trust 4.360% due 08/16/2027		$18,708	18,726
KKR CLO 21 Ltd. 5.166% due 04/15/2031 •		316	316
LCM 31 Ltd. 5.164% due 07/20/2034 •		2,500	2,504
LCM Loan Income Fund I Ltd. 5.176% due 04/20/2031 •		1,393	1,394
LendingPoint Pass-Through Trust 5.700% due 07/15/2029		294	293
M&T Equipment Notes 4.990% due 08/18/2031		5,542	5,561
Marlette Funding Trust 7.130% due 12/15/2033		1,986	2,005
METAL LLC 4.581% due 10/15/2042		2,286	1,600
Navient Education Loan Trust 5.020% due 07/15/2055		7,053	7,137
Navient Private Education Refi Loan Trust
1.170% due 09/16/2069		1,516	1,431
1.330% due 04/15/2069		2,286	2,141
2.600% due 08/15/2068		1,386	1,343
Navient Refinance Loan Trust 5.150% due 02/16/2055		3,954	4,013
Navient Student Loan Trust
4.889% due 08/26/2069 •		2,695	2,721
5.684% due 03/15/2072 •		6,326	6,387
7.230% due 03/15/2072		6,300	6,834
Nelnet Student Loan Trust
4.670% due 06/22/2065		42,335	42,225
4.840% due 05/17/2055		37,428	37,589
6.640% due 02/20/2041		2,505	2,610
Newark BSL CLO 2 Ltd. 5.090% due 07/25/2030 •		362	363
OCP Euro CLO DAC 3.244% due 07/20/2036 •	EUR	14,700	17,290
Octagon Investment Partners 18-R Ltd. 5.115% due 04/16/2031 •		$1,027	1,027
OneMain Financial Issuance Trust
1.750% due 09/14/2035		1,919	1,890
4.890% due 10/14/2034		4,888	4,892
5.484% due 09/15/2036 •		4,400	4,441
Oportun Issuance Trust 5.010% due 02/08/2033		4,300	4,300
Pagaya AI Debt Grantor Trust
4.865% due 10/15/2032		11,155	11,197
5.108% due 03/15/2033		2,300	2,315
Pagaya AI Debt Grantor Trust & Pagaya AI Debt Trust 6.093% due 11/15/2031		972	977
Pagaya AI Debt Trust
5.373% due 01/17/2033		5,500	5,549
6.258% due 10/15/2031		2,468	2,476
6.319% due 08/15/2031		1,078	1,082
Project Panama SPV LLC 7.819% due 01/03/2029 «		10,236	10,300
RCKT Trust
4.480% due 11/27/2034		2,279	2,282

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2025 (Unaudited)

4.900% due 07/25/2034		1,226	1,229
Reach ABS Trust
4.930% due 08/18/2032		11,780	11,830
4.960% due 08/16/2032		2,617	2,625
Regional Management Issuance Trust 5.830% due 07/15/2036		2,400	2,448
Romark Credit Funding III Ltd. 5.539% due 09/15/2042		6,750	6,774
Romark Credit Funding Ltd. 5.423% due 07/29/2043		22,000	22,138
SLM Student Loan Trust 4.789% due 01/25/2075 •		29,760	29,804
SMB Private Education Loan Trust
0.000% due 02/16/2055 «		3	3,087
0.000% due 03/15/2055 «		3	44
3.940% due 02/16/2055		12,509	12,260
4.550% due 02/16/2055		6,066	5,959
4.780% due 03/15/2055		2,600	2,576
4.950% due 02/16/2055		1,839	1,816
4.960% due 03/15/2055		53,185	53,618
5.020% due 03/17/2053		17,203	17,358
5.074% due 07/15/2053 •		21,357	21,216
5.090% due 10/16/2056		3,529	3,588
5.100% due 03/15/2055		2,600	2,621
5.184% due 03/15/2055 •		5,888	5,899
5.240% due 03/15/2056		10,461	10,655
5.260% due 03/15/2055		5,200	5,049
5.380% due 07/15/2053		5,195	5,308
5.434% due 02/16/2055 •		12,509	12,636
5.500% due 06/17/2052		11,493	11,807
5.784% due 10/16/2056 •		2,695	2,753
5.950% due 02/16/2055		1,846	1,873
SoFi Consumer Loan Program Trust
0.000% due 03/27/2034 «		4,824	6,331
0.010% due 06/15/2034 «		13,552	16,890
0.010% due 10/25/2034 «		4,364	6,191
4.190% due 10/25/2034		31,235	31,266
4.470% due 08/15/2034		6,910	6,932
4.530% due 10/25/2034		3,787	3,780
4.620% due 06/15/2034		68,895	69,181
4.800% due 02/27/2034		3,530	3,544
4.820% due 06/25/2034		26,221	26,379
4.900% due 10/25/2034		2,942	2,939
4.910% due 03/27/2034		20,780	20,889
4.970% due 06/15/2034		9,700	9,789
5.190% due 06/15/2034		7,600	7,669
5.200% due 10/25/2034		2,170	2,175
5.250% due 03/27/2034		3,796	3,843
5.590% due 06/15/2034		5,600	5,665
5.770% due 03/27/2034		2,944	2,988
6.260% due 03/27/2034		2,177	2,212
TIAA CLO IV Ltd. 5.024% due 01/20/2032 •		2,181	2,182
Tikehau CLO V DAC 3.253% due 10/15/2038 •	EUR	13,000	15,289
Upstart Pass-Through Trust
4.300% due 05/20/2030		$366	366
7.900% due 10/20/2028		893	903
Upstart Securitization Trust
4.600% due 09/20/2035		6,000	6,015
5.020% due 09/20/2035		1,100	1,097
UPX HIL Issuer Trust 5.160% due 01/25/2047		1,736	1,751
Venture XIX CLO Ltd. 5.426% due 01/15/2032 •		596	597
Volvo Financial Equipment LLC 4.560% due 05/17/2027		8,127	8,140
WATR I Issuer Trust
0.010% due 06/17/2050 «		3,617	6,463
0.010% due 09/16/2050 «		4,148	7,574
4.790% due 09/16/2050 «		26,185	26,205
5.040% due 09/16/2050 «		7,399	7,410
5.240% due 09/16/2050 «		4,900	4,907
5.250% due 06/17/2050 «		22,732	23,014
5.560% due 06/17/2050 «		5,300	5,389
5.810% due 06/17/2050 «		3,300	3,360
6.160% due 09/16/2050 «		5,100	5,104
6.770% due 06/17/2050 «		5,800	5,910

			1,145,597

Total Asset-Backed Securities (Cost $2,830,270)			2,824,154

SOVEREIGN ISSUES 7.7%
Argentina Bonar Bonds
0.750% due 07/09/2030 þ		2,096	1,356

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2025 (Unaudited)

4.125% due 07/09/2035 þ		2,486	1,766
Argentina Republic Government International Bonds
0.750% due 07/09/2030 þ		6,206	5,303
1.000% due 07/09/2029		892	797
3.500% due 07/09/2041 þ		9,847	6,834
4.125% due 07/09/2035 þ		38,297	28,570
4.125% due 07/09/2046 þ		110	78
5.000% due 01/09/2038 þ		10,711	8,344
Bonos de la Tesoreria de la Republica en pesos
5.000% due 03/01/2035	CLP	505,000	547
6.000% due 04/01/2033		1,450,000	1,674
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2026 (g)	BRL	1,055,300	186,293
0.000% due 07/01/2026 (g)		1,285,300	219,704
Colombia Government International Bonds 3.750% due 09/19/2028	EUR	16,500	19,250
Costa Rica Government International Bonds 5.500% due 11/21/2030		13,250	15,967
Eagle Funding Luxco SARL 5.500% due 08/17/2030		$75,700	77,202
Egypt Government Bonds 21.954% due 03/04/2028	EGP	1,479,900	31,069
Hungary Government International Bonds 5.375% due 09/26/2030		$12,000	12,333
Israel Government International Bonds 5.375% due 02/19/2030		57,300	59,338
Japan Government Thirty Year Bonds
2.100% due 09/20/2054	JPY	760,900	3,726
2.300% due 12/20/2054		868,000	4,451
2.400% due 03/20/2055		317,000	1,663
3.200% due 09/20/2055		4,692,800	29,052
Japan Government Twenty Year Bonds 2.400% due 03/20/2045		1,222,000	7,222
Kuwait International Government Bonds 4.016% due 10/09/2028		$75,200	75,395
Mexico Bonos
7.500% due 05/26/2033	MXN	27,000	1,395
7.750% due 05/29/2031		382,500	20,489
7.750% due 11/23/2034		249,500	12,870
8.500% due 03/01/2029		617,200	34,608
8.500% due 05/31/2029		163,300	9,156
Mexico Government International Bonds 3.500% due 09/19/2029	EUR	25,300	29,664
Mexico Udibonos
3.000% due 12/03/2026 (i)	MXN	2,167	120
4.000% due 11/30/2028 (i)		8,406	465
4.000% due 08/24/2034 (i)		329	17
Peru Government Bonds
7.300% due 08/12/2033	PEN	134,100	45,528
7.600% due 08/12/2039		44,900	14,609
Peru Government International Bonds
5.400% due 08/12/2034		10,974	3,258
6.150% due 08/12/2032		125,800	40,390
6.900% due 08/12/2037		41,525	12,932
6.950% due 08/12/2031		90,402	29,902
Republic of South Africa Government Bonds
7.000% due 02/28/2031	ZAR	572,900	33,846
8.000% due 01/31/2030		80,800	4,990
8.500% due 01/31/2037		246,200	14,780
8.875% due 02/28/2035 (m)		686,600	43,269
9.000% due 01/31/2040		55,000	3,334
Romania Government International Bonds
2.000% due 04/14/2033	EUR	3,800	3,634
3.750% due 02/07/2034		6,330	6,708
5.250% due 03/10/2030		31,300	38,494
5.250% due 05/30/2032		10,700	12,864
5.375% due 03/22/2031		8,760	10,724
5.375% due 06/07/2033		11,800	14,018
5.500% due 09/18/2028		1,700	2,115
5.875% due 07/11/2032		25,900	31,767
Russia Foreign Bonds - Eurobond
5.250% due 06/23/2047 «		$12,400	0
5.625% due 04/04/2042		3,400	2,380
5.875% due 09/16/2043		1,800	1,232
Turkiye Government Bonds
38.324% (BISTREFI + 0.000%) due 09/06/2028 ~	TRY	50,100	1,166
39.431% (BISTREFI + 0.000%) due 05/20/2026 ~		4,600	108
39.431% (BISTREFI + 0.000%) due 08/19/2026 ~		3,400	80
39.431% (BISTREFI + 0.000%) due 05/17/2028 ~		778,800	18,129
Turkiye Government International Bonds
5.250% due 03/13/2030		$12,600	12,548
6.125% due 10/24/2028		2,500	2,587
7.625% due 04/26/2029		7,700	8,297
Ukraine Government International Bonds
0.000% due 02/01/2030 þ(h)		45	27
0.000% due 02/01/2034 þ(h)		167	80

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2025 (Unaudited)

0.000% due 02/01/2035 þ(h)	141	81
0.000% due 02/01/2036 þ(h)	118	67
4.500% due 02/01/2034 þ	246	151
4.500% due 02/01/2035 þ	328	197
4.500% due 02/01/2036 þ	246	145
Venezuela Government International Bonds
6.000% due 06/25/2035 ^(d)	408	109
7.000% due 03/31/2038 ^(d)	124	37
7.650% due 04/21/2035 ^(d)	3,123	887
9.250% due 09/15/2027 ^(d)	729	243
9.250% due 05/07/2028 ^(d)	2,886	921
11.750% due 10/21/2026 ^(d)	130	43
11.950% due 08/05/2031 ^(d)	6,600	2,171
12.750% due 08/23/2032 ^(d)	930	294

Total Sovereign Issues (Cost $1,252,670)		1,325,860

	SHARES
COMMON STOCKS 0.2%
COMMUNICATION SERVICES 0.1%
Clear Channel Outdoor Holdings, Inc. (e)	2,065,869	4,566
iHeartMedia, Inc. Class A (e)	487,321	2,027
iHeartMedia, Inc. Class B «(e)	378,169	1,384
SES SA «(e)	372,608	5,791
Uniti Group, Inc. (e)	2,270	16

		13,784

FINANCIALS 0.0%
Hipotecaria Su Casita SA «(e)	345,787	0
UBS Group AG	17,485	807
Unity Bancorp, Inc. «(e)	6,582	44
XBP Global Holdings, Inc. (e)	704	5

		856

HEALTH CARE 0.1%
AmSurg Corp. «(e)(k)	317,945	14,280

INDUSTRIALS 0.0%
Drillco Holdings Luxembourg SA «(k)	23,705	535
Foresea Holdings SA «	7,901	178
Luxco Co. Ltd. «(e)(k)	75,646	1,335
Westmoreland Mining Holdings «(e)(k)	2,910	2
Westmoreland Mining LLC «(e)(k)	2,936	8

		2,058

REAL ESTATE 0.0%
Country Garden Holdings Co. Ltd.	15,000	0

Total Common Stocks (Cost $45,791)		30,978

WARRANTS 0.0%
COMMUNICATION SERVICES 0.0%
Windstream Holdings II LLC - Exp. 08/01/2035 «	1,282	9

Total Warrants (Cost $8)		9

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Windstream Holdings II LLC «	42	42

Total Preferred Securities (Cost $42)		42

SHORT-TERM INSTRUMENTS 15.2%
COMMERCIAL PAPER 0.5%
Crown Castle, Inc.
4.150% due 01/20/2026	$47,300	47,190
4.150% due 01/21/2026	9,700	9,676
HCA, Inc.
4.300% due 01/07/2026	17,800	17,786

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2025 (Unaudited)

4.300% due 01/13/2026		10,700	10,685

			85,337

		SHARES
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.850% (j)		1,036,599	1,037

		PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (l) 13.7%			2,360,799

SHORT-TERM NOTES 0.1%
Pagaya AI Debt Trust 4.858% due 06/15/2026		$2,481	2,482
Westlake Automobile Receivables Trust 4.642% due 07/15/2026		7,193	7,196

			9,678

NIGERIA TREASURY BILLS 0.3%
31.842% due 06/11/2026 - 06/29/2026 (f)(g)	NGN	65,314,142	41,153

SOUTH AFRICA TREASURY BILLS 0.6%
7.341% due 04/22/2026 - 11/18/2026 (f)(g)	ZAR	1,854,030	108,211

U.S. TREASURY BILLS 0.0%
3.702% due 01/27/2026 - 04/21/2026 (f)(g)(q)		$4,970	4,927

Total Short-Term Instruments (Cost $2,598,885)			2,611,142

Total Investments in Securities (Cost $23,834,367)			23,689,537

		SHARES
INVESTMENTS IN AFFILIATES 21.6%
SHORT-TERM INSTRUMENTS 21.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 21.6%
PIMCO Short-Term Floating NAV Portfolio III		381,006,437	3,711,384

Total Short-Term Instruments (Cost $3,709,998)			3,711,384

Total Investments in Affiliates (Cost $3,709,998)			3,711,384

Total Investments 159.6% (Cost $27,544,365)			$27,400,921
Financial Derivative Instruments (n)(p) 0.2%(Cost or Premiums, net $91,397)			34,879
Other Assets and Liabilities, net (59.8)%			(10,265,234)

Net Assets 100.0%			$17,170,566

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^							Security is in default.
«							Security valued using significant unobservable inputs (Level 3).
µ							All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ							Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)							Security is an Interest Only ("IO") or IO Strip.
(b)							When-issued security.
(c)							Payment in-kind security.
(d)							Security is not accruing income as of the date of this report.
(e)							Security did not produce income within the last twelve months.
(f)							Coupon represents a weighted average yield to maturity.
(g)							Zero coupon security.
(h)							Security becomes interest bearing at a future date.
(i)							Principal amount of security is adjusted for inflation.
(j)							Coupon represents a 7-Day Yield.
(k)							RESTRICTED SECURITIES:
Issuer Description						Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Alfa-Bank CJSC 6.330% due 10/21/2026						10/27/2025	$2,481	$2,481	0.01%
AmSurg Corp.						11/02/2023 - 11/06/2023	13,286	14,280	0.08
CIFI Holdings Group Co. Ltd.0.000% due 06/30/2029						12/29/2025	108	107	0.00
Dorchester LLC 4.349% due 01/04/2027						12/10/2025	7,016	7,051	0.04
Drillco Holdings Luxembourg SA						06/08/2023	474	535	0.00
Hardwood Funding LLC 4.840% due 06/07/2028						03/11/2025	3,100	3,134	0.02
Hardwood Funding LLC 4.980% due 06/07/2030						03/11/2025	2,000	2,034	0.01
Luxco Co. Ltd.						10/01/2025	1,332	1,335	0.01
National Football League 4.780% due 10/05/2030						03/14/2024	10,600	10,780	0.06
National Football League 5.480% due 10/05/2028						03/14/2024	18,600	19,027	0.11
Pantheon Senior Debt Secondaries III 6.026% due 03/26/2026						03/18/2025	3,800	3,800	0.02
Prime Property Fund LLC 5.250% due 09/30/2029						09/17/2024	12,400	12,451	0.07
Project Alpha Investindustrial 4.150% due 02/27/2026						02/28/2025	2,255	2,554	0.01
SRT Issuer II LLC 0.000% due 12/02/2031						02/28/2025	20,018	20,018	0.12
VB DPR Finance Co.6.833% due 03/15/2035						01/31/2025	20,000	21,485	0.13
Westmoreland Mining Holdings						03/26/2019	9	2	0.00
Westmoreland Mining LLC						06/30/2023	19	8	0.00

							$117,498	$121,082	0.71%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(l)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	3.750%	12/31/2025	01/02/2026		$15,200	U.S. Treasury Notes 0.625% due 08/15/2030	$(15,492)	$15,200	$15,203
	3.790	01/02/2026	01/05/2026		100,000	U.S. Treasury Notes 1.125% due 02/15/2031	(102,001)	100,000	100,000
	3.870	12/31/2025	01/02/2026		223,800	U.S. Treasury Notes 4.000% due 06/30/2028	(228,189)	223,800	223,848
BRC	6.800	12/05/2025	01/09/2026	ZAR	728,110	Republic of South Africa Government Bonds 8.750% due 02/28/2048	(64,944)	43,968	44,198
	6.800	01/09/2026	TBD(2)		701,047	Republic of South Africa Government Bonds 8.750% due 02/28/2048	(64,944)	42,334	42,334
FICC STR	3.820	12/31/2025	01/02/2026		$48,500	U.S. Treasury Notes 3.875% - 4.375% due 12/31/2029 - 09/30/2032	(49,470)	48,500	48,510

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2025 (Unaudited)

TOR	2.200	12/29/2025	01/02/2026	CAD	140,000	Province of Alberta 2.850% - 4.200% due 12/01/2048 - 12/01/2057		(103,784)	102,000	102,024
	2.200	12/31/2025	01/02/2026		30,000	Province of Alberta 4.400% due 12/01/2055		(22,310)	21,857	21,860
	2.200	12/17/2025	01/14/2026		1,000,000	Province of British Columbia Canada 4.250% due 12/18/2053		(21,787)	743,142	743,845
						Province of Nova Scotia 2.704% due 05/09/2029		(14,906)
						Province of Ontario 2.650% - 4.600% due 12/02/2050 - 12/02/2055		(317,056)
						Province of Quebec 3.500% - 4.450% due 09/01/2034 - 12/01/2057		(391,374)
	2.210	12/24/2025	01/13/2026		500,000	Province of Alberta 2.050% due 06/01/2030		(70,673)	364,285	364,484
						Province of British Columbia 4.600% - 5.620% due 08/17/2028 - 06/18/2057		(59,698)
						Province of Manitoba 3.400% due 09/05/2048		(22,438)
						Province of Quebec 3.100% - 4.200% due 09/01/2034 - 12/01/2057		(219,971)
	2.210	01/02/2026	01/30/2026		400,000	Province of British Columbia Canada 4.300% due 06/18/2042		(48,268)	291,428	291,428
						Province of Quebec 2.850% - 5.750% due 12/01/2036 - 12/01/2053		(222,317)
	2.220	12/22/2025	01/20/2026		500,000	Province of Alberta 3.050% - 4.150% due 06/01/2033 - 06/01/2050		(359,357)	364,285	364,529
						Province of Manitoba 4.600% due 09/05/2057		(7,541)
						Province of Saskatchewan 4.050% due 08/14/2034		(7,506)

Total Repurchase Agreements								$(2,414,026)	$2,360,799	$2,362,263

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(3)		Settlement Date	Maturity Date	Amount Borrowed(3)		Payable for Reverse Repurchase Agreements

BRC				6.700%		12/05/2025	01/09/2026	ZAR	(728,110)	$(44,191)
				6.700		01/09/2026	TBD(4)	(706,885)		(42,686)

Total Reverse Repurchase Agreements										$(86,877)

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (3.5)%
Government National Mortgage Association, TBA						6.500%	01/01/2056	$1,300	$(1,337)	$(1,344)
Uniform Mortgage-Backed Security, TBA						1.500	01/01/2056	3,650	(2,817)	(2,816)
Uniform Mortgage-Backed Security, TBA						2.000	01/01/2041	17,200	(15,866)	(15,929)
Uniform Mortgage-Backed Security, TBA						2.000	01/01/2056	1,200	(974)	(970)
Uniform Mortgage-Backed Security, TBA						2.500	01/01/2056	34,320	(29,143)	(29,019)
Uniform Mortgage-Backed Security, TBA						2.500	02/01/2056	358,680	(303,491)	(303,225)
Uniform Mortgage-Backed Security, TBA						6.000	01/01/2056	239,700	(245,412)	(246,144)

Total Short Sales (3.5)%									$(599,040)	$(599,447)

(m)								Securities with an aggregate market value of $43,269 and cash of $2,820 have been pledged as collateral under the terms of master agreements as of December 31, 2025.
(1)								Includes accrued interest.
(2)								Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(1,987) at a weighted average interest rate of 1.632%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)								Open maturity reverse repurchase agreement.
(n)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond March Futures				03/2026	1,497	$109,377		$178	$124	$0
Long Guilt March Futures				03/2026	3,119	384,143		2,823	673	(294)
U.S. Treasury 5-Year Note March Futures				03/2026	13,842	1,512,995		(1,646)	0	(1,622)
U.S. Treasury 10-Year Note March Futures				03/2026	14,216	1,598,412		(2,501)	0	(2,888)
U.S. Treasury Ultra Long-Term Bond March Futures				03/2026	762	89,916		(750)	0	(286)

								$(1,896)	$797	$(5,090)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2025 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2026	227	$(54,657)	$870	$0	$0
3-Month SOFR Active Contract March Futures	06/2026	214	(51,619)	714	6	0
Euro-Bobl March Futures	03/2026	577	(78,767)	584	54	0
Euro-Bund March Futures	03/2026	1,717	(257,413)	3,434	464	0
Euro-Buxl 30-Year Bond March Futures	03/2026	4	(518)	8	2	0
Euro-Schatz March Futures	03/2026	4	(502)	1	0	0
U.S. Treasury Long-Term Bond March Futures	03/2026	3,075	(355,451)	2,755	673	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	1,319	(151,706)	453	247	0

$8,819	$1,446	$0

Total Futures Contracts	$6,923	$2,243	$(5,090)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Ford Motor Co.	(5.000)%	Quarterly	06/20/2026	0.432%	$700	$(39)	$23	$(16)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Airbus Finance BV	1.000%	Quarterly	06/20/2026	0.079%	EUR	43,900	$1,199	$(959)	$240	$3	$0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.246	$4,600	76	(58)	18	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.414	7,100	(37)	138	101	0	(2)
Boeing Co.	1.000	Quarterly	12/20/2030	0.651	2,600	43	(1)	42	1	0
Ford Motor Co.	5.000	Quarterly	12/20/2028	1.093	800	114	(25)	89	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	0.778	7,200	306	141	447	0	(1)
General Electric Co.	1.000	Quarterly	06/20/2026	0.051	16,000	100	(24)	76	1	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.064	3,300	37	(6)	31	0	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2026	0.252	16,500	103	(40)	63	1	0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.226	21,800	85	1	86	1	0
Oracle Corp.	1.000	Quarterly	06/20/2030	1.367	9,900	217	(360)	(143)	0	(1)
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	0.088	EUR	4,600	(439)	464	25	0	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2026	0.109	12,500	(581)	712	131	1	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2027	0.142	3,500	(255)	308	53	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.226	$2,100	48	(40)	8	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.287	20,900	492	(343)	149	1	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.392	7,600	(5)	117	112	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.425	1,900	(5)	36	31	0	0

$1,498	$61	$1,559	$9	$(5)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2025 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-35 5-Year Index	1.000%	Quarterly		06/20/2026		$92	$(3)	$3	$0	$0	$0
CDX.EM-36 5-Year Index	1.000	Quarterly		12/20/2026		73,416	(2,805)	3,251	446	0	(4)
CDX.EM-37 5-Year Index	1.000	Quarterly		06/20/2027		980	(81)	88	7	0	(1)
CDX.EM-38 5-Year Index	1.000	Quarterly		12/20/2027		9,400	(766)	843	77	0	(4)
CDX.EM-39 5-Year Index	1.000	Quarterly		06/20/2028		1,400	(95)	106	11	0	0
CDX.EM-40 5-Year Index	1.000	Quarterly		12/20/2028		22,600	(1,028)	1,165	137	0	(5)
CDX.EM-41 5-Year Index	1.000	Quarterly		06/20/2029		7,200	(247)	272	25	0	0
CDX.EM-42 5-Year Index	1.000	Quarterly		12/20/2029		10,300	(299)	307	8	1	0
CDX.EM-43 5-Year Index	1.000	Quarterly		06/20/2030		800	(29)	25	(4)	0	0
CDX.EM-44 5-Year Index	1.000	Quarterly		12/20/2030		6,400	(139)	72	(67)	2	0
CDX.HY-36 5-Year Index	5.000	Quarterly		06/20/2026		36,672	3,202	(2,602)	600	4	0
CDX.HY-37 5-Year Index	5.000	Quarterly		12/20/2026		2,592	147	(60)	87	0	(2)
CDX.HY-39 5-Year Index	5.000	Quarterly		12/20/2027		970	0	57	57	0	(1)
CDX.HY-44 5-Year Index	5.000	Quarterly		06/20/2030		4,900	230	166	396	0	(2)
CDX.HY-45 5-Year Index	5.000	Quarterly		12/20/2030		106,200	8,103	152	8,255	0	(44)
CDX.IG-37 5-Year Index	1.000	Quarterly		12/20/2026		300	7	(4)	3	0	0
CDX.IG-44 5-Year Index	1.000	Quarterly		06/20/2030		30,000	386	296	682	0	0
CDX.IG-45 5-Year Index	1.000	Quarterly		12/20/2030		139,890	3,149	61	3,210	2	0

							$9,732	$4,198	$13,930	$9	$(63)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	333,900	$(1,439)	$3,291	$1,852	$376	$0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		6,400	(27)	166	139	0	(8)
Receive	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		2,700	56	(63)	(7)	0	(4)
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		12,350	584	(726)	(142)	0	(33)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.176	Annual	04/27/2027	JPY	3,740,000	0	(301)	(301)	0	(4)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.020	Semi-Annual	09/20/2028		19,770,000	361	4,400	4,761	112	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	5.890	Semi-Annual	03/15/2029		52,610,000	5,324	9,899	15,223	355	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.700	Annual	09/18/2029		15,440,000	200	2,209	2,409	113	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032		6,157,600	(19)	2,966	2,947	73	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		7,950,000	453	2,683	3,136	109	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2035		2,576,000	(535)	1,308	773	35	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		3,007,000	873	3,945	4,818	34	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.711	Annual	04/27/2042		908,000	0	1,291	1,291	10	0
Receive	1-Day USD-SOFR Compounded-OIS	1.600	Annual	01/16/2026		$168,200	2,140	2,490	4,630	24	0
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026		120,800	26	2,452	2,478	13	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		261,800	(1,267)	1,178	(89)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	2.590	Annual	07/23/2026		110,700	1,522	(101)	1,421	15	0
Receive	1-Day USD-SOFR Compounded-OIS	2.645	Annual	07/24/2026		169,300	2,421	(345)	2,076	23	0
Receive	1-Day USD-SOFR Compounded-OIS	2.243	Annual	08/07/2026		51,400	694	120	814	9	0
Pay	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027		20,500	(35)	(490)	(525)	0	(8)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2025 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	1.418	Semi-Annual	01/20/2027	11,000	(11)	(274)	(285)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	1.550	Semi-Annual	01/20/2027	41,000	(96)	(886)	(982)	0	(15)
Pay	1-Day USD-SOFR Compounded-OIS	4.300	Annual	03/21/2027	337,420	(430)	4,087	3,657	0	(85)
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	05/18/2027	1,172,300	(2,877)	42,869	39,992	583	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	45,790	1,407	937	2,344	23	0
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/30/2027	24,500	(123)	(177)	(300)	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/07/2027	12,600	(65)	(35)	(100)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/13/2027	2,600	(6)	(15)	(21)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027	33,150	2,389	(1,541)	848	20	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028	33,200	(71)	272	201	0	(22)
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028	38,548	(1,416)	(1,449)	(2,865)	0	(34)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	36,150	824	(573)	251	27	0
Pay	1-Day USD-SOFR Compounded-OIS	2.700	Annual	07/21/2028	14,300	(333)	18	(315)	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	2.675	Annual	07/24/2028	14,500	(337)	8	(329)	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	2.748	Annual	07/25/2028	21,900	(518)	68	(450)	0	(18)
Pay	1-Day USD-SOFR Compounded-OIS	2.468	Annual	07/27/2028	14,200	(339)	(66)	(405)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.510	Annual	11/30/2028	6,860	0	(31)	(31)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/30/2028	10,170	0	(47)	(47)	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	75,380	1,212	(2,086)	(874)	70	0
Receive	1-Day USD-SOFR Compounded-OIS	1.100	Semi-Annual	02/01/2029	50,700	(216)	4,071	3,855	60	0
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	02/22/2029	41,600	(100)	699	599	0	(42)
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029	14,200	(33)	255	222	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2029	29,400	(39)	337	298	33	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2029	27,740	(899)	154	(745)	30	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	106,480	5,107	4,996	10,103	134	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029	33,998	1,916	341	2,257	44	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	528,460	(3,503)	(1,702)	(5,205)	607	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029	12,600	(79)	(107)	(186)	0	(16)
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029	12,500	(78)	(82)	(160)	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.258	Annual	09/30/2029	892,900	(350)	6,090	5,740	1,179	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	885,520	(10,562)	(1,124)	(11,686)	1,158	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029	156,890	14,254	(6,046)	8,208	223	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	34,200	(120)	(43)	(163)	0	(47)
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	28,400	(98)	(212)	(310)	0	(40)
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030	12,100	(34)	10	(24)	0	(17)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.290	Annual	05/31/2030	69,653	19	277	296	100	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.375	Annual	05/31/2030	169,821	167	0	167	243	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030	12,040	70	83	153	18	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	140,470	2,384	1,019	3,403	212	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030	6,900	(22)	120	98	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030	360,180	(5,084)	602	(4,482)	561	0
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030	11,700	0	(42)	(42)	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.547	Annual	10/31/2030	25,500	0	(93)	(93)	41	0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030	23,500	0	(89)	(89)	37	0
Receive	1-Day USD-SOFR Compounded-OIS	3.572	Annual	10/31/2030	23,400	0	(113)	(113)	37	0
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030	42,300	0	(222)	(222)	67	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	10/31/2030	29,400	0	(173)	(173)	47	0
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030	52,800	0	(325)	(325)	84	0
Receive	1-Day USD-SOFR Compounded-OIS	3.602	Annual	10/31/2030	52,900	0	(329)	(329)	84	0
Receive	1-Day USD-SOFR Compounded-OIS	3.606	Annual	10/31/2030	23,500	0	(150)	(150)	37	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030	23,500	0	(169)	(169)	37	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030	15,600	0	(141)	(141)	25	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030	12,500	0	(121)	(121)	20	0
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	10/31/2030	19,700	0	(199)	(199)	31	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030	33,000	0	(337)	(337)	52	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030	25,000	0	(258)	(258)	40	0
Receive	1-Day USD-SOFR Compounded-OIS	3.721	Annual	10/31/2030	15,500	0	(181)	(181)	25	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030	15,600	0	(183)	(183)	25	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030	15,600	0	(187)	(187)	25	0
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030	10,400	0	(127)	(127)	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030	15,600	0	(193)	(193)	25	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030	15,600	0	(195)	(195)	25	0
Receive	1-Day USD-SOFR Compounded-OIS	3.749	Annual	10/31/2030	15,600	0	(203)	(203)	25	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030	156,740	(2,254)	182	(2,072)	254	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	140,650	4,757	(5,015)	(258)	228	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031	23,330	(72)	32	(40)	38	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2031	30,940	(1,420)	298	(1,122)	52	0
Receive	1-Day USD-SOFR Compounded-OIS	3.328	Annual	04/30/2031	6,820	0	97	97	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031	11,400	0	95	95	19	0
Pay	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	93,822	(6,926)	(7,266)	(14,192)	0	(166)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	297,960	(3,074)	69	(3,005)	511	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031	20,980	2	308	310	37	0
Receive	1-Day USD-SOFR Compounded-OIS	1.470	Semi-Annual	07/15/2031	13,400	(54)	1,641	1,587	24	0
Receive	1-Day USD-SOFR Compounded-OIS	1.405	Semi-Annual	09/07/2031	16,700	(72)	2,093	2,021	30	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	10/05/2031	10,800	(24)	(1,341)	(1,365)	0	(20)
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/15/2031	10,900	(19)	(1,336)	(1,355)	0	(20)
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/22/2031	8,000	(17)	(976)	(993)	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	141,710	(237)	(1,468)	(1,705)	249	0
Pay	1-Day USD-SOFR Compounded-OIS	1.735	Semi-Annual	01/12/2032	8,900	(23)	(993)	(1,016)	0	(17)
Pay	1-Day USD-SOFR Compounded-OIS	1.655	Semi-Annual	01/24/2032	2,700	(8)	(313)	(321)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	02/01/2032	18,800	(108)	2,670	2,562	35	0
Receive	1-Day USD-SOFR Compounded-OIS	1.988	Semi-Annual	02/09/2032	14,500	77	1,353	1,430	26	0
Receive	1-Day USD-SOFR Compounded-OIS	2.008	Semi-Annual	02/09/2032	24,400	95	2,291	2,386	46	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2032	20,720	598	(84)	514	37	0
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/21/2032	282,250	140	6,363	6,503	0	(505)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032	234,042	(233)	(2,101)	(2,334)	420	0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	1.900	Semi-Annual	05/18/2032	636,600	(15,389)	87,340	71,951	1,162	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2032	18,270	235	193	428	33	0
Pay	1-Day USD-SOFR Compounded-OIS	2.680	Annual	07/11/2032	22,000	(304)	(995)	(1,299)	0	(40)
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	07/11/2032	22,000	(308)	(977)	(1,285)	0	(40)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/06/2032	3,100	(26)	(82)	(108)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032	320,620	(4,673)	1,700	(2,973)	586	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.542	Annual	11/15/2032	39,800	0	92	92	72	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.570	Annual	11/15/2032	31,820	0	21	21	57	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.582	Annual	11/15/2032	23,880	0	0	0	43	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.592	Annual	11/15/2032	63,850	0	(39)	(39)	115	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032	366,130	(5,418)	1,959	(3,459)	686	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	255,860	29,654	(4,188)	25,466	501	0
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033	18,800	(75)	(280)	(355)	0	(35)
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033	18,000	(79)	(336)	(415)	0	(34)
Pay	1-Day USD-SOFR Compounded-OIS	3.405	Annual	03/01/2033	17,600	(76)	(286)	(362)	0	(33)
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	03/06/2033	17,600	(60)	(434)	(494)	0	(33)
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033	33,400	(119)	(459)	(578)	0	(63)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	03/18/2033	53,640	(521)	53	(468)	99	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	05/22/2033	208,310	4,554	(1,873)	2,681	397	0
Pay	1-Day USD-SOFR Compounded-OIS	3.420	Annual	05/24/2033	50,500	(204)	(727)	(931)	0	(96)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/06/2033	472,330	(2,441)	1,730	(711)	906	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	77,455	955	2,796	3,751	159	0
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033	8,300	(30)	65	35	0	(16)
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033	9,500	(38)	81	43	0	(18)
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033	27,800	(108)	289	181	0	(54)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033	14,000	(53)	183	130	0	(27)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033	28,100	(99)	559	460	0	(55)
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033	27,000	(93)	788	695	0	(53)
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033	13,100	(47)	517	470	0	(26)
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033	13,100	(52)	499	447	0	(26)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033	11,200	(38)	460	422	0	(22)
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033	13,300	(46)	565	519	0	(26)
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033	7,000	(25)	303	278	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033	7,000	(25)	316	291	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033	6,600	(23)	361	338	0	(13)
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033	8,200	(30)	482	452	0	(16)
Pay	1-Day USD-SOFR Compounded-OIS	4.435	Annual	11/01/2033	7,000	(29)	408	379	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033	13,600	(57)	807	750	0	(27)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033	13,900	(63)	(507)	(570)	28	0
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033	14,200	(62)	(301)	(363)	29	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033	15,100	(63)	(238)	(301)	30	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	120,910	(4,054)	2,668	(1,386)	0	(244)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033	7,500	(32)	(60)	(92)	15	0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	14,200	(61)	(125)	(186)	29	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034	7,100	(31)	31	0	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034	7,100	(31)	(3)	(34)	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034	7,100	(32)	70	38	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034	14,300	(65)	182	117	29	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034	15,500	(73)	172	99	31	0
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034	14,500	0	180	180	29	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034	14,200	(65)	234	169	29	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	01/23/2034	7,000	(29)	21	(8)	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	3.738	Annual	01/23/2034	4,200	(18)	15	(3)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	3.655	Annual	01/24/2034	8,100	(33)	(27)	(60)	0	(16)
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034	14,200	(58)	(36)	(94)	0	(29)
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034	14,200	(58)	(14)	(72)	0	(29)
Pay	1-Day USD-SOFR Compounded-OIS	3.620	Annual	01/31/2034	7,500	(32)	(44)	(76)	0	(15)
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034	6,900	(35)	23	(12)	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	3.783	Annual	02/07/2034	5,900	(30)	47	17	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034	28,000	(125)	379	254	0	(58)
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034	15,100	(64)	(49)	(113)	0	(31)
Pay	1-Day USD-SOFR Compounded-OIS	3.700	Annual	03/05/2034	7,700	(29)	2	(27)	0	(16)
Pay	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/05/2034	15,000	(56)	15	(41)	0	(31)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034	14,600	(55)	239	184	0	(30)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/15/2034	7,600	(29)	125	96	0	(16)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	04/16/2034	15,600	(54)	312	258	0	(33)
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034	14,400	(49)	435	386	0	(30)
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034	14,400	(57)	449	392	0	(30)
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034	15,200	(44)	450	406	0	(32)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034	80,300	(226)	2,448	2,222	0	(169)
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034	14,200	(38)	476	438	0	(30)
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034	39,200	(127)	1,552	1,425	0	(83)
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034	16,900	(68)	(389)	(457)	36	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	92,440	(2,481)	2,577	96	0	(200)
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034	21,400	(65)	(371)	(436)	46	0
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034	15,000	(49)	(334)	(383)	32	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034	25,200	(100)	(27)	(127)	54	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034	25,200	(86)	253	167	54	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034	25,300	(93)	193	100	54	0
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034	28,000	(92)	442	350	60	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034	39,800	(139)	584	445	85	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034	27,900	(99)	391	292	60	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	25,200	(89)	476	387	54	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034	28,800	(98)	481	383	62	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034	25,100	(90)	317	227	54	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034	19,300	(69)	314	245	41	0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034	17,400	(66)	415	349	37	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034	14,600	(55)	298	243	31	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034	17,900	(67)	349	282	39	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034	16,200	(64)	464	400	35	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	14,400	(69)	623	554	31	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034	8,200	(38)	348	310	18	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034	32,800	(144)	1,289	1,145	70	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034	25,400	(90)	1,066	976	55	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034	25,300	(91)	1,030	939	54	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	10/11/2034	26,500	(96)	(468)	(564)	0	(57)
Pay	1-Day USD-SOFR Compounded-OIS	3.375	Annual	10/15/2034	26,500	(94)	(626)	(720)	0	(57)
Pay	1-Day USD-SOFR Compounded-OIS	3.385	Annual	10/17/2034	16,800	(57)	(386)	(443)	0	(36)
Pay	1-Day USD-SOFR Compounded-OIS	3.446	Annual	10/23/2034	16,200	(45)	(305)	(350)	0	(35)
Pay	1-Day USD-SOFR Compounded-OIS	3.463	Annual	10/23/2034	28,900	(86)	(501)	(587)	0	(63)
Pay	1-Day USD-SOFR Compounded-OIS	3.481	Annual	10/29/2034	28,700	(90)	(452)	(542)	0	(62)
Pay	1-Day USD-SOFR Compounded-OIS	3.465	Annual	10/30/2034	58,200	(188)	(982)	(1,170)	0	(127)
Pay	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/06/2034	52,400	(186)	(665)	(851)	0	(114)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	3,570	42	(36)	6	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035	14,400	(38)	87	49	0	(32)
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035	9,800	(26)	68	42	0	(22)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035	14,300	(38)	162	124	0	(32)
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035	14,400	(39)	138	99	0	(32)
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035	42,300	(117)	897	780	0	(95)
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035	15,500	(56)	(92)	(148)	35	0
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035	8,200	(29)	(23)	(52)	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035	16,400	(57)	(52)	(109)	37	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035	32,100	(108)	(175)	(283)	73	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035	19,100	(55)	(90)	(145)	43	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035	31,900	(156)	38	(118)	0	(73)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035	11,400	287	241	528	26	0
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035	19,100	(56)	437	381	44	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035	34,520	(582)	701	119	80	0
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/15/2049	3,300	0	418	418	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.464	Annual	11/15/2049	4,490	0	503	503	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.527	Annual	11/15/2049	1,760	0	180	180	6	0
Pay	1-Day USD-SOFR Compounded-OIS	1.485	Semi-Annual	01/13/2051	6,800	(45)	(3,146)	(3,191)	0	(16)
Pay	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	01/13/2051	61,800	(268)	(27,792)	(28,060)	0	(152)
Pay	1-Day USD-SOFR Compounded-OIS	1.491	Semi-Annual	01/21/2051	7,300	(75)	(3,341)	(3,416)	0	(18)
Pay	1-Day USD-SOFR Compounded-OIS	1.438	Semi-Annual	01/22/2051	17,700	(185)	(8,250)	(8,435)	0	(42)
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	04/07/2051	42,600	(18)	20,483	20,465	105	0
Receive	1-Day USD-SOFR Compounded-OIS	1.785	Semi-Annual	08/12/2051	8,400	(112)	3,674	3,562	21	0
Receive	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/01/2052	186,000	(1,621)	83,912	82,291	458	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	291,500	31,444	87,110	118,554	751	0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2025 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053		9,600	(88)	(1,741)	(1,829)	0	(29)
Pay	1-Day USD-SOFR Compounded-OIS	2.550	Annual	07/21/2053		3,600	(260)	(733)	(993)	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	2.537	Annual	07/24/2053		3,600	(262)	(739)	(1,001)	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	2.508	Annual	07/25/2053		5,600	(419)	(1,165)	(1,584)	0	(16)
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		4,200	(24)	(218)	(242)	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	10/16/2053		4,200	(22)	(185)	(207)	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		4,400	(23)	(201)	(224)	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	11/15/2053		7,340	(40)	1,121	1,081	23	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.975	Annual	11/15/2053		20,300	424	289	713	69	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.085	Annual	11/15/2053		57,706	100	890	990	199	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.141	Annual	11/15/2053		14,150	0	93	93	49	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.143	Annual	11/15/2053		5,710	0	36	36	20	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.161	Annual	11/15/2053		14,220	0	47	47	49	0
Pay	1-Day USD-SOFR Compounded-OIS	3.555	Annual	03/05/2054		6,000	(51)	(606)	(657)	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		78,300	6,259	2,990	9,249	252	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		95,600	13,708	2,123	15,831	297	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		57,500	5,720	914	6,634	183	0
Pay	1-Year BRL-CDI	9.874	Maturity	01/02/2026	BRL	58,300	0	(637)	(637)	0	0
Pay	1-Year BRL-CDI	9.899	Maturity	01/02/2026		29,400	0	(318)	(318)	0	0
Pay	1-Year BRL-CDI	9.939	Maturity	01/02/2026		44,500	0	(472)	(472)	0	0
Pay	1-Year BRL-CDI	10.052	Maturity	01/02/2026		112,800	0	(1,151)	(1,151)	0	(1)
Pay	1-Year BRL-CDI	10.085	Maturity	01/02/2026		112,000	0	(1,130)	(1,130)	0	(1)
Pay	1-Year BRL-CDI	10.105	Maturity	01/02/2026		110,900	0	(1,115)	(1,115)	0	(1)
Pay	1-Year BRL-CDI	9.998	Maturity	01/04/2027		85,700	0	(1,293)	(1,293)	0	(1)
Pay	1-Year BRL-CDI	10.037	Maturity	01/04/2027		19,800	0	(294)	(294)	0	0
Pay	1-Year BRL-CDI	10.041	Maturity	01/04/2027		91,600	0	(1,364)	(1,364)	0	(1)
Pay	1-Year BRL-CDI	10.072	Maturity	01/04/2027		28,800	0	(364)	(364)	0	0
Pay	1-Year BRL-CDI	10.090	Maturity	01/04/2027		172,800	0	(2,534)	(2,534)	0	(1)
Pay	1-Year BRL-CDI	10.098	Maturity	01/04/2027		87,080	0	(1,090)	(1,090)	0	(1)
Pay	1-Year BRL-CDI	10.138	Maturity	01/04/2027		43,000	0	(620)	(620)	0	0
Pay	1-Year BRL-CDI	10.165	Maturity	01/04/2027		44,160	0	(540)	(540)	0	0
Pay	1-Year BRL-CDI	10.170	Maturity	01/04/2027		73,690	0	(899)	(899)	0	0
Pay	1-Year BRL-CDI	10.183	Maturity	01/04/2027		132,360	0	(1,607)	(1,607)	0	(1)
Pay	1-Year BRL-CDI	10.203	Maturity	01/04/2027		103,130	0	(1,243)	(1,243)	0	(1)
Pay	1-Year BRL-CDI	10.210	Maturity	01/04/2027		14,860	0	(179)	(179)	0	0
Pay	1-Year BRL-CDI	10.256	Maturity	01/04/2027		103,030	0	(1,218)	(1,218)	0	(1)
Pay	1-Year BRL-CDI	10.328	Maturity	01/04/2027		93,690	0	(1,079)	(1,079)	0	(1)
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027		6,500	0	(83)	(83)	0	0
Pay	1-Year BRL-CDI	11.275	Maturity	01/04/2027		3,300	0	(42)	(42)	0	0
Pay	1-Year BRL-CDI	11.290	Maturity	01/04/2027		3,300	0	(41)	(41)	0	0
Pay	1-Year BRL-CDI	11.731	Maturity	01/04/2027		1,700	0	(16)	(16)	0	0
Pay	1-Year BRL-CDI	11.746	Maturity	01/04/2027		7,300	0	(67)	(67)	0	0
Pay	1-Year BRL-CDI	11.901	Maturity	01/04/2027		17,500	0	(140)	(140)	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		235,700	12	(210)	(198)	0	(38)
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		167,700	0	(80)	(80)	1	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		154,400	(9)	(137)	(146)	0	(54)
Pay	1-Year BRL-CDI	13.354	Maturity	01/02/2029		308,000	24	(125)	(101)	0	(2)
Pay	1-Year BRL-CDI	12.800	Maturity	01/02/2031		311,400	(18)	(745)	(763)	0	(1)
Pay	1-Year BRL-CDI	12.841	Maturity	01/02/2031		112,200	0	(255)	(255)	0	0
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	61,900	363	1,370	1,733	84	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	07/31/2028	ZAR	37,800	0	117	117	1	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	07/31/2028		30,200	0	93	93	1	0
Pay	3-Month ZAR-JIBAR	8.420	Quarterly	07/31/2028		112,900	0	350	350	4	0
Pay	3-Month ZAR-JIBAR	8.428	Quarterly	07/31/2028		75,100	0	234	234	3	0
Pay	3-Month ZAR-JIBAR	8.426	Quarterly	08/01/2028		45,600	0	141	141	2	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/01/2028		77,000	0	243	243	3	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/02/2028		78,000	0	246	246	3	0
Pay	3-Month ZAR-JIBAR	8.464	Quarterly	08/02/2028		78,200	0	247	247	3	0
Pay	3-Month ZAR-JIBAR	8.550	Quarterly	08/03/2028		79,600	0	262	262	3	0
Pay	3-Month ZAR-JIBAR	8.380	Quarterly	08/04/2028		39,500	0	120	120	1	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/04/2028		95,000	0	293	293	4	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	08/04/2028		39,500	0	122	122	2	0
Pay	3-Month ZAR-JIBAR	8.421	Quarterly	08/04/2028		40,300	0	125	125	2	0
Pay	3-Month ZAR-JIBAR	8.543	Quarterly	08/04/2028		40,200	0	132	132	2	0
Pay	3-Month ZAR-JIBAR	8.360	Quarterly	08/07/2028		77,500	0	233	233	3	0
Pay	3-Month ZAR-JIBAR	8.400	Quarterly	08/07/2028		77,500	0	238	238	3	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/07/2028		23,000	0	71	71	1	0
Pay	3-Month ZAR-JIBAR	8.000	Quarterly	01/03/2031		33,700	0	124	124	2	0
Pay	3-Month ZAR-JIBAR	8.001	Quarterly	01/06/2031		33,700	0	124	124	2	0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2025 (Unaudited)

Pay	3-Month ZAR-JIBAR	8.010	Quarterly	01/07/2031		32,900	0	122	122	2	0
Pay	3-Month ZAR-JIBAR	8.030	Quarterly	01/07/2031		32,900	0	124	124	2	0
Pay	3-Month ZAR-JIBAR	8.053	Quarterly	01/07/2031		32,900	0	126	126	2	0
Pay	3-Month ZAR-JIBAR	8.058	Quarterly	01/07/2031		32,900	0	126	126	2	0
Pay	3-Month ZAR-JIBAR	8.063	Quarterly	01/08/2031		100,300	0	386	386	6	0
Pay	3-Month ZAR-JIBAR	8.080	Quarterly	01/08/2031		46,700	0	182	182	3	0
Pay	3-Month ZAR-JIBAR	8.203	Quarterly	01/10/2031		169,100	0	715	715	11	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	12,500	86	(141)	(55)	0	(1)
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		80,900	1,624	(2,460)	(836)	0	(6)
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	09/18/2029		36,400	375	(672)	(297)	0	(15)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033		32,900	(48)	(108)	(156)	0	(21)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		84,600	(316)	(239)	(555)	0	(69)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		22,500	297	(490)	(193)	0	(25)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		336,500	4,925	(9,441)	(4,516)	0	(430)
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028	EUR	17,400	(41)	651	610	0	(4)
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		16,300	(31)	643	612	0	(4)
Pay	6-Month EUR-EURIBOR	2.770	Annual	04/16/2029		15,100	(25)	493	468	0	(6)
Pay	6-Month EUR-EURIBOR	2.780	Annual	05/02/2029		15,200	(22)	495	473	0	(7)
Pay	6-Month EUR-EURIBOR	2.950	Annual	06/12/2029		11,900	(21)	469	448	0	(5)
Receive	6-Month EUR-EURIBOR	2.650	Annual	08/14/2029		14,500	(20)	(132)	(152)	7	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		16,700	(34)	(126)	(160)	10	0
Pay(6)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		698,700	3,589	(7,914)	(4,325)	0	(543)
Pay	6-Month EUR-EURIBOR	2.547	Annual	03/09/2033		44,600	(996)	1,051	55	0	(52)
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		9,400	(37)	457	420	0	(12)
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		9,700	(30)	166	136	0	(13)
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034		9,800	(31)	158	127	0	(13)
Pay	6-Month EUR-EURIBOR	2.770	Annual	04/29/2034		9,800	(28)	152	124	0	(13)
Receive	6-Month EUR-EURIBOR	2.590	Annual	08/19/2034		16,100	(42)	384	342	23	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		8,900	(21)	(400)	(421)	0	(13)
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		9,400	(24)	(243)	(267)	0	(14)
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		9,500	(25)	(151)	(176)	0	(14)
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		10,000	(25)	(228)	(253)	0	(15)
Receive	6-Month EUR-EURIBOR	2.510	Annual	04/09/2035		9,500	(33)	226	193	14	0
Receive	6-Month EUR-EURIBOR	2.520	Annual	04/09/2035		10,000	(38)	230	192	15	0
Receive	6-Month EUR-EURIBOR	2.530	Annual	04/23/2035		26,000	(102)	588	486	38	0
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		17,100	0	(361)	(361)	0	(24)
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		17,400	966	9,651	10,617	35	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		4,000	(129)	2,357	2,228	8	0
Receive(6)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		296,100	3,985	40,955	44,940	184	0
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		72,830	(862)	5,205	4,343	243	0
Pay	28-Day MXN-TIIE	9.020	Lunar	12/17/2029	MXN	68,000	0	189	189	4	0
Pay	28-Day MXN-TIIE	8.990	Lunar	12/18/2029		50,400	0	137	137	3	0
Pay	28-Day MXN-TIIE	9.135	Lunar	12/27/2029		97,800	0	299	299	5	0
Pay	28-Day MXN-TIIE	9.150	Lunar	12/31/2029		95,100	0	293	293	5	0
Pay	28-Day MXN-TIIE	9.108	Lunar	03/13/2030		266,600	0	804	804	16	0
Pay	UKRPI	4.000	Maturity	09/15/2031	GBP	7,300	(6)	(805)	(811)	0	(3)
Pay	UKRPI	4.055	Maturity	09/15/2031		6,800	28	(725)	(697)	0	(3)
Pay	UKRPI	4.066	Maturity	09/15/2031		13,200	(162)	(1,169)	(1,331)	0	(6)
Pay	UKRPI	4.020	Maturity	10/15/2031		9,600	(43)	(969)	(1,012)	3	0
Pay	UKRPI	4.140	Maturity	10/15/2031		18,500	(70)	(1,533)	(1,603)	5	0

							$64,359	$369,465	$433,824	$19,301	$(5,848)

Total Swap Agreements							$75,550	$373,747	$449,297	$19,319	$(5,916)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2025 (Unaudited)

(o)

Securities with an aggregate market value of $323,593 and cash of $15,983have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)						This instrument has a forward starting effective date.
(p)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	01/2026		$6,030	JPY	937,276	$0	$(42)
	01/2026		2,383	NZD	4,244	61	0
BOA	01/2026	EUR	3,798		$4,456	0	(9)
	01/2026	INR	13,695		150	0	(2)
	01/2026	KRW	3,914,087		2,690	0	(25)
	01/2026	THB	55,516		1,714	0	(50)
	01/2026	TWD	167,208		5,484	160	0
	01/2026		$11,811	PLN	43,209	224	0
	01/2026		1,050	TWD	33,128	5	0
	01/2026		4,555	ZAR	75,925	24	0
	02/2026	ILS	16,636		$5,221	0	(3)
	03/2026	PEN	94,132		27,920	0	(10)
	04/2026	MXN	8,691		478	0	0
	04/2026		$1,369	MXN	25,230	19	0
	04/2026	ZAR	37,312		$2,126	0	(110)
	05/2026		161,757		9,357	0	(315)
	07/2026	BRL	12,000		2,074	0	(25)
	08/2026	ZAR	232,343		13,294	0	(506)
	11/2026		6,331		353	0	(21)
BPS	01/2026	AUD	43,077		28,001	0	(749)
	01/2026	CAD	1,001,688		729,941	0	(262)
	01/2026	CHF	1,880		2,387	12	0
	01/2026	CNH	113,338		16,083	0	(179)
	01/2026	IDR	22,021,170		1,316	0	(2)
	01/2026	ILS	26,677		8,205	0	(172)
	01/2026	INR	431,836		4,790	0	(11)
	01/2026	JPY	1,627,500		10,532	135	0
	01/2026	PLN	22,324		6,119	0	(99)
	01/2026	TWD	574,011		18,874	598	0
	01/2026		$21,532	CNH	150,826	96	0
	01/2026		23,290	INR	2,099,204	11	(1)
	01/2026		2,487	NZD	4,377	34	0
	01/2026		14,869	PLN	53,953	159	0
	01/2026		41,489	TWD	1,301,979	66	(96)
	01/2026		39,103	ZAR	654,570	370	0
	01/2026	ZAR	424,873		$25,396	0	(231)
	02/2026		$5,138	INR	462,974	1	(1)
	02/2026		15,486	PLN	55,298	0	(87)
	02/2026		12,828	TWD	402,625	0	(25)
	03/2026	TWD	847,278		$26,841	43	(133)
	04/2026	BRL	132,900		23,266	0	(489)
	05/2026		$2,862	KWD	872	0	(20)
	05/2026	ZAR	146,877		$8,303	0	(489)
	06/2026		$2,070	KWD	632	0	(8)
	07/2026	BRL	365,000		$63,434	174	(571)
	07/2026		$1,287	KWD	393	0	(5)
	10/2026	ZAR	24,231		$1,349	0	(82)
	06/2027		$1,003	KWD	304	0	(7)
	05/2029	KWD	4,290		$14,750	583	0
	07/2029		573		1,970	77	0
	05/2030		3,223		11,100	391	0
	08/2030		1,339		4,514	58	0
BRC	01/2026	EUR	3,216		3,734	0	(47)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2025 (Unaudited)

	01/2026	ILS	7,280		2,270	0	(16)
	01/2026	JPY	2,747,600		17,744	190	0
	01/2026	PLN	12		3	0	0
	01/2026	SGD	25,120		19,599	45	0
	01/2026		$2,993	AUD	4,479	0	(4)
	01/2026		1,495	PLN	5,448	22	0
	01/2026		60,165	TRY	2,713,592	2,434	0
	01/2026		11,683	ZAR	196,828	186	0
	01/2026	ZAR	55,866		$3,237	0	(132)
	02/2026	ILS	7,183		2,230	0	(26)
	02/2026		$3,661	MXN	67,880	90	0
	02/2026		27,448	TRY	1,248,842	722	0
	03/2026		11,500	MXN	212,962	242	0
	03/2026		29,558	TRY	1,353,172	342	0
	04/2026	ZAR	229,318		$13,057	0	(685)
	07/2026		345,961		19,554	0	(1,033)
BSH	01/2026	PEN	127,571		37,522	0	(427)
	01/2026		$29,700	JPY	4,622,706	0	(167)
	01/2026		4,350	NZD	7,763	121	0
	01/2026		29,546	PEN	99,450	43	0
	03/2026	PEN	45,582		$13,146	0	(375)
	04/2026	BRL	252,600		44,475	40	(716)
	06/2026	PEN	100,050		29,546	0	(34)
	07/2026	BRL	96,000		16,465	0	(324)
CBK	01/2026	CAD	52		37	0	(1)
	01/2026	EUR	4,665		5,493	8	0
	01/2026	ILS	11		3	0	0
	01/2026	NOK	5,379		527	0	(6)
	01/2026	NZD	10,310		5,947	12	(3)
	01/2026	PEN	130,617		37,704	0	(1,151)
	01/2026	PLN	114		31	0	(1)
	01/2026	TWD	1,753,428		57,766	1,939	0
	01/2026		$1,521	AUD	2,294	10	0
	01/2026		14,035	CNH	97,978	24	0
	01/2026		1,078	EUR	918	1	0
	01/2026		1,182	GBP	894	22	0
	01/2026		1,125	ILS	3,598	5	0
	01/2026		71,108	INR	6,357,022	60	(609)
	01/2026		29,546	PEN	99,354	14	0
	01/2026		1,519	PLN	5,458	1	0
	01/2026		3	THB	90	0	0
	01/2026		9,872	TWD	308,634	7	(52)
	01/2026		2,186	ZAR	37,332	65	0
	02/2026	ILS	13,173		$4,144	7	0
	02/2026	PEN	30,542		8,620	0	(453)
	02/2026		$321	TWD	10,037	0	(1)
	03/2026	CLP	960,163		$1,031	0	(37)
	03/2026	PEN	59,605		17,009	0	(678)
	03/2026	TWD	112,817		3,625	39	0
	08/2026	PEN	43,654		12,111	0	(761)
DUB	01/2026	ILS	12,018		3,736	0	(38)
	01/2026	KRW	8,172,407		5,583	0	(85)
	01/2026	NZD	7,055		4,079	15	0
	01/2026		$6,267	ILS	19,993	11	0
	01/2026		21,081	INR	1,877,365	0	(243)
	01/2026		12,351	KRW	18,146,429	234	0
	01/2026		25,223	ZAR	424,055	354	0
	01/2026	ZAR	75,991		$4,361	0	(221)
	02/2026	ILS	19,988		6,267	0	(10)
	02/2026	TRY	5,034		110	0	(3)
	02/2026		$433	TWD	13,549	0	(2)
	03/2026	TWD	617		$19	0	0
	07/2026	ZAR	962		54	0	(3)
FAR	01/2026	AUD	87,799		57,026	0	(1,570)
	01/2026	CAD	500,882		363,915	0	(1,312)
	01/2026	CHF	1,987		2,477	0	(33)
	01/2026	CNH	56,494		8,027	0	(79)
	01/2026	GBP	11,894		15,619	0	(413)
	01/2026	NZD	9,729		5,574	0	(29)
	01/2026	SGD	41		31	0	0
	01/2026		$3,318	ILS	10,638	23	0
	01/2026		5,095	NZD	9,044	113	0
	01/2026		14,740	PLN	53,955	288	0
	01/2026		22,415	ZAR	376,081	263	0
	01/2026	ZAR	189,024		$11,204	0	(198)
	02/2026	ILS	10,635		3,318	0	(22)
GLM	01/2026	CHF	1,846		2,302	0	(30)
	01/2026	ILS	3,221		997	0	(14)
	01/2026	KRW	15,822		11	0	0
	01/2026	NGN	704,160		480	0	(7)
	01/2026		$9,745	CNH	68,693	112	0
	01/2026		489	NGN	704,160	0	(2)
	01/2026		9,866	PLN	36,040	172	0
	01/2026		1,598	THB	50,875	19	0
	01/2026	ZAR	39,183		$2,273	0	(90)
	02/2026		$193,411	BRL	1,063,004	0	(886)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2025 (Unaudited)

	02/2026		7,069	MXN	131,112	177	0
	02/2026		2,247	TRY	102,468	61	0
	03/2026	BRL	434		$79	1	0
	03/2026	PEN	4,392		1,298	0	(5)
	03/2026		$21,668	MXN	393,931	133	(71)
	04/2026	BRL	669,800		$118,184	251	(1,788)
	04/2026		$11,651	MXN	214,850	164	0
	07/2026	BRL	688,300		$120,054	586	(904)
	08/2026	ZAR	212,222		11,905	0	(710)
JPM	01/2026	CHF	1,992		2,488	0	(29)
	01/2026	CNH	235,175		33,392	0	(352)
	01/2026	ILS	70,742		21,741	0	(472)
	01/2026	INR	389,880		4,379	52	0
	01/2026	KRW	4,822,063		3,361	16	0
	01/2026	NZD	13,541		7,857	58	0
	01/2026	PLN	40,956		11,175	0	(233)
	01/2026		$12,638	CNH	88,777	100	0
	01/2026		8,426	INR	750,353	0	(97)
	01/2026		29,665	MXN	551,749	901	0
	01/2026		11,569	PLN	42,605	298	0
	01/2026	ZAR	12,550		$731	0	(25)
	02/2026		$3,361	KRW	4,815,736	0	(21)
	02/2026		4,994	MXN	92,650	126	0
	02/2026		0	TRY	1	0	0
	03/2026	MXN	35		$2	0	0
	03/2026		$9,223	MXN	169,323	120	0
	04/2026		4,297		79,177	58	0
	07/2026	BRL	124,000		$21,565	0	(120)
	11/2026	ZAR	315,731		18,014	0	(603)
MBC	01/2026	AUD	6,828		4,470	0	(87)
	01/2026	CAD	122,748		87,214	0	(2,266)
	01/2026	CHF	2,928		3,686	0	(13)
	01/2026	EUR	13,517		15,688	0	(204)
	01/2026	GBP	8,832		11,865	0	(40)
	01/2026	JPY	3,155,900		20,315	152	0
	01/2026	NZD	9,343		5,400	19	0
	01/2026	PLN	17,244		4,714	0	(89)
	01/2026	SGD	132,539		102,148	0	(1,028)
	01/2026		$3,466	GBP	2,599	38	0
	01/2026		1,512	INR	136,953	8	0
	01/2026		21,502	JPY	3,347,668	0	(115)
	01/2026		3,516	PLN	12,890	74	0
	01/2026		2,064	THB	66,858	60	0
	01/2026		1,619	TWD	51,095	8	0
	01/2026		16,094	ZAR	270,691	228	0
	02/2026		3,250	MXN	60,162	75	0
	03/2026		3,090		56,879	49	0
	04/2026		3,531		65,179	52	0
	05/2026	ZAR	64,209		$3,693	0	(149)
	10/2026		22,228		1,249	0	(66)
MYI	01/2026	ILS	9,312		2,924	0	0
	01/2026	PLN	21		6	0	0
	01/2026		$2,000	JPY	311,380	0	(11)
	01/2026		15	PLN	54	0	0
	01/2026		14,428	ZAR	242,716	208	0
	01/2026	ZAR	243		$15	0	0
	02/2026	ILS	26,112		8,110	0	(90)
	02/2026	PEN	59,050		17,568	22	0
NGF	01/2026	KRW	13,396,805		9,155	0	(137)
	01/2026		$8,292	KRW	12,172,067	150	0
	01/2026		6,214	TRY	280,539	267	0
	02/2026		6,639		300,800	201	0
	03/2026		12,707		581,269	147	0
RBC	01/2026	CAD	1,000,605		$730,442	1,044	0
RYL	01/2026		$1,333	CAD	1,825	0	(3)
SCX	01/2026	CAD	170,041		$124,337	450	0
	01/2026	CNH	112,643		15,987	0	(176)
	01/2026	IDR	36,628,805		2,190	0	(3)
	01/2026	INR	66,424		730	0	(8)
	01/2026	JPY	2,272,800		14,603	83	0
	01/2026	TWD	178,944		5,873	176	0
	01/2026		$1,360	INR	122,796	3	0
	01/2026		34,442	JPY	5,360,825	0	(193)
	04/2026	PEN	28,175		$8,261	0	(88)
	11/2026	NGN	810,367		501	0	(1)
SOG	01/2026	EUR	280,641		324,915	0	(5,035)
	01/2026		$365,936	CAD	499,994	0	(1,453)
	01/2026		85,771	JPY	13,414,451	0	(69)
	01/2026		4,635	PEN	15,606	6	0
	02/2026		3,253	MXN	60,194	74	0
	03/2026	MXN	2,874		$153	0	(5)
	03/2026	PEN	7,976		2,361	0	(6)
	03/2026		$0	MXN	8	0	0
	07/2026	PEN	7,781		$2,298	0	(1)
SSB	01/2026	CAD	400,678		292,453	160	0
UAG	01/2026	CHF	8,439		10,544	0	(119)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2025 (Unaudited)

01/2026	PLN	17,313	4,745	0	(78)
01/2026	$12,157	PLN	44,009	102	(1)
01/2026	ZAR	74,439	$4,280	0	(208)
02/2026	$6,711	MXN	124,328	159	0
03/2026	CLP	1,037,138	$1,115	0	(38)

Total Forward Foreign Currency Contracts	$18,713	$(35,076)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.180%	07/21/2032	15,100	$2,422	$703
Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.180	07/21/2032	24,700	3,962	8,097
GLM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.110	07/26/2032	10,500	1,701	482
Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.110	07/26/2032	15,300	2,478	5,144
MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.400	07/20/2027	12,200	1,610	106
Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.400	07/20/2027	13,800	1,821	4,183
Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.170	07/19/2032	12,200	1,935	561
Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.170	07/19/2032	13,800	2,189	4,535

Total Purchased Options	$18,118	$23,811

WRITTEN OPTIONS:
INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

FAR	Call - OTC 2-Year Interest Rate Cap	0.022%	1-Day USD-SOFR Compounded-OIS	08/08/2026	51,400	$(886)	$(530)
MYC	Call - OTC 2-Year Interest Rate Cap	0.026	1-Day USD-SOFR Compounded-OIS	07/23/2026	110,700	(1,958)	(922)
NGF	Call - OTC 2-Year Interest Rate Cap	0.026	1-Day USD-SOFR Compounded-OIS	07/25/2026	169,300	(3,107)	(1,307)
FAR	Put - OTC 2-Year Interest Rate Floor	0.022	1-Day USD-SOFR Compounded-OIS	08/08/2026	51,400	(886)	(1)
MYC	Put - OTC 2-Year Interest Rate Floor	0.026	1-Day USD-SOFR Compounded-OIS	07/23/2026	110,700	(1,958)	(3)
NGF	Put - OTC 2-Year Interest Rate Floor	0.026	1-Day USD-SOFR Compounded-OIS	07/25/2026	169,300	(3,107)	(6)

Total Written Options	$(11,902)	$(2,769)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Israel Government International Bonds	1.000%	Quarterly	06/20/2029	0.525%	$600	$(6)	$16	$10	$0
South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.266	3,100	(136)	159	23	0
BPS	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.075	1,000	(48)	47	0	(1)
Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.164	200	(18)	17	0	(1)
BRC	Colombia Government International Bonds	1.000	Quarterly	12/20/2026	0.897	2,300	(106)	109	3	0
Israel Government International Bonds	1.000	Quarterly	06/20/2029	0.525	900	(14)	28	14	0
Turkiye Government International Bonds	1.000	Quarterly	12/20/2030	2.030	380	(25)	8	0	(17)
CBK	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.075	600	(22)	22	0	0
Israel Government International Bonds	1.000	Quarterly	06/20/2027	0.312	9,400	(47)	143	96	0
DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—◆	7,495	0	65	65	0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2025 (Unaudited)

South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.266	400	(18)	21	3	0
GST	Brazil Government International Bonds	1.000	Quarterly	06/20/2026	0.488	4,300	(145)	157	12	0
Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.075	1,100	(40)	39	0	(1)
Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.164	500	(45)	44	0	(1)
Equinix, Inc.	5.000	Quarterly	06/20/2027	0.620	3,700	517	(278)	239	0
Israel Government International Bonds	1.000	Quarterly	12/20/2026	0.246	500	2	2	4	0
Israel Government International Bonds	1.000	Quarterly	06/20/2029	0.525	1,500	(20)	44	24	0
Israel Government International Bonds	1.000	Quarterly	12/20/2029	0.575	4,800	(131)	208	77	0
Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.534	600	(6)	14	8	0
Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.706	8,400	(71)	46	0	(25)
JPM	Colombia Government International Bonds	1.000	Quarterly	12/20/2026	0.897	100	(5)	5	0	0
Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.075	200	(8)	8	0	0
Israel Government International Bonds	1.000	Quarterly	06/20/2029	0.525	4,500	(54)	125	71	0
Israel Government International Bonds	1.000	Quarterly	12/20/2029	0.575	1,000	(29)	45	16	0
Mexico Government International Bonds	1.000	Quarterly	06/20/2026	0.221	900	(7)	11	4	0
Turkiye Government International Bonds	1.000	Quarterly	12/20/2030	2.030	2,400	(153)	45	0	(108)
MYC	Brazil Government International Bonds	1.000	Quarterly	06/20/2027	0.603	38,300	(2,372)	2,602	230	0
Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.075	2,800	(123)	121	0	(2)
Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.164	3,100	(276)	267	0	(9)
Israel Government International Bonds	1.000	Quarterly	06/20/2029	0.525	900	(15)	29	14	0
Israel Government International Bonds	1.000	Quarterly	12/20/2029	0.575	2,600	(67)	109	42	0
Mexico Government International Bonds	1.000	Quarterly	12/20/2026	0.290	2,900	8	13	21	0
Mexico Government International Bonds	1.000	Quarterly	06/20/2027	0.362	1,300	(4)	16	12	0
Mexico Government International Bonds	1.000	Quarterly	06/20/2028	0.480	900	(17)	28	11	0
Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.534	3,700	(39)	89	50	0
South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.266	28,400	(1,243)	1,452	209	0

$(4,783)	$5,876	$1,258	$(165)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	24,130	$5,485	$202	$5,687	$0
BPS	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	17,490	4,021	101	4,122	0
CBK	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	4,360	987	41	1,028	0
GST	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	$214,500	171	958	1,129	0
CMBX.NA.AAA.15 Index	0.500	Monthly	11/18/2064	106,173	(1,021)	1,077	56	0
JPM	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	EUR	21,610	4,948	145	5,093	0
MEI	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	$3,400	(25)	46	21	0
MYC	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	72,100	(253)	701	448	0
CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	187,700	206	782	988	0
CMBX.NA.AAA.15 Index	0.500	Monthly	11/18/2064	12,397	(105)	112	7	0
SAL	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	1,300	0	8	8	0

$14,414	$4,173	$18,587	$0

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	IBXXLLTR Index	34,348	1.225% (SOFR plus a specified spread)	Maturity	03/20/2026	$7,900	$0	$(16)	$0	$(16)
Receive	IBXXLLTR Index	13,807	1.225% (SOFR plus a specified spread)	Maturity	06/22/2026	3,170	0	(8)	0	(8)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2025 (Unaudited)

JPM	Receive	IBXXLLTR Index	19,806	1.225% (SOFR plus a specified spread)	Maturity	06/22/2026	4,550	0	(10)	0	(10)
MYC	Receive	IBXXLLTR Index	68,823	1.225% (SOFR plus a specified spread)	Maturity	03/20/2026	15,840	0	(2)	14	(16)

								$0	$(36)	$14	$(50)

Total Swap Agreements								$9,631	$10,013	$19,859	$(215)

(q)

Securities with an aggregate market value of $18,934 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

◆								Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)								Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Loan Participations and Assignments						$0	$155,738	$285,848		$441,586
Corporate Bonds & Notes
Banking & Finance						0	851,471	31,746		883,217
Industrials						0	897,309	51,307		948,616
Utilities						0	223,304	0		223,304
Convertible Bonds & Notes
Banking & Finance						0	0	570		570
Municipal Bonds & Notes
Illinois						0	15	0		15
U.S. Government Agencies						0	11,092,854	0		11,092,854
U.S. Treasury Obligations						0	1,105,405	0		1,105,405
Non-Agency Mortgage-Backed Securities						0	2,036,575	165,210		2,201,785
Asset-Backed Securities
Automobile ABS Other						0	36,858	0		36,858
Automobile Sequential						0	677,970	0		677,970
CMBS Other						0	20,642	0		20,642
Home Equity Other						0	854,539	0		854,539
Home Equity Sequential						0	8,119	0		8,119
Manufacturing House ABS Other						0	10,659	0		10,659
Manufacturing House Sequential						0	681	0		681
Whole Loan Collateral						0	69,089	0		69,089
Other ABS						0	1,006,129	139,468		1,145,597
Sovereign Issues						0	1,325,860	0		1,325,860
Common Stocks
Communication Services						6,609	0	7,175		13,784
Financials						5	807	44		856
Health Care						0	0	14,280		14,280
Industrials						0	0	2,058		2,058
Warrants
Communication Services						0	0	9		9
Preferred Securities
Banking & Finance						0	0	42		42
Corporate Bonds & Notes						0	0	0		0
Short-Term Instruments
Commercial Paper						0	85,337	0		85,337
Mutual Funds						0	1,037	0		1,037
Repurchase Agreements						0	2,360,799	0		2,360,799
Short-Term Notes						0	9,678	0		9,678
Nigeria Treasury Bills						0	41,153	0		41,153
South Africa Treasury Bills						0	108,211	0		108,211
U.S. Treasury Bills						0	4,927	0		4,927

						$6,614	$22,985,166	$697,757		$23,689,537

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2025 (Unaudited)

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes				$3,711,384		$0		$0	$3,711,384

Total Investments				$3,717,998		$22,985,166		$697,757	$27,400,921

Short Sales, at Value - Liabilities
U.S. Government Agencies				$0		$(599,447)		$0	$(599,447)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared				1,317		20,245		0	21,562
Over the counter				0		62,318		65	62,383

				$1,317		$82,563		$65	$83,945
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared				(294)		(10,712)		0	(11,006)
Over the counter				0		(38,060)		0	(38,060)

				$(294)		$(48,772)		$0	$(49,066)

Total Financial Derivative Instruments				$1,023		$33,791		$65	$34,879

Totals				$3,719,021		$22,419,510		$697,822	$26,836,353

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2025:
Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2025 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$192,980	$144,558	$(28,292)	$318	$24	$2,283	$131	$(26,154)	$285,848	$2,314
Corporate Bonds & Notes
Banking & Finance	25,527	9,424	(5,133)	0	1	1,927	0	0	31,746	1,916
Industrials	40,597	10,600	(89)	(1)	0	769	0	(569)	51,307	768
Convertible Bonds & Notes
Banking & Finance	0	107	0	0	0	0	463	0	570	0
Non-Agency Mortgage-Backed Securities	12,668	163,220	(710)	53	0	2,601	0	(12,622)	165,210	2,008
Asset-Backed Securities
Other ABS	65,792	124,620	(57,171)	5	(542)	6,764	0	0	139,468	6,809
Common Stocks
Communication Services	672	0	(97)	0	56	6,544	0	0	7,175	6,626
Financials	12,551	40	(13,171)	0	(12,257)	12,881	0	0	44	4
Health Care	14,865	0	0	0	0	(585)	0	0	14,280	(585)
Industrials	809	1,332	0	0	0	(83)	0	0	2,058	(83)
Warrants
Communication Services	0	8	0	0	0	1	0	0	9	1
Financials	9	0	(53)	0	(6,212)	6,256	0	0	0	0
Preferred Securities
Banking & Finance	0	42	0	0	0	0	0	0	42	0

	$366,470	$453,951	$(104,716)	$375	$(18,930)	$39,358	$594	$(39,345)	$697,757	$19,778
Financial Derivative Instruments – Assets
Over the counter	$117	$0	$(33)	$0	$0	$(19)	$0	$0	$65	$(19)

Totals	$366,587	$453,951	$(104,749)	$375	$(18,930)	$39,339	$594	$(39,345)	$697,822	$19,759

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 12/31/2025	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$47,726	Comparable Companies			EBITDA Multiple		X	16.360	—
		216,940	Discounted Cash Flow			Discount Rate			3.940 - 75.000	5.693
		7,051	Recent Transaction			Purchase Price			100.000	—
		14,131	Third Party Vendor			Broker Quote			42.500 - 100.500	100.119

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	December 31, 2025 (Unaudited)

Corporate Bonds & Notes
Banking & Finance	29,248	Discounted Cash Flow	Discount Rate		4.360 - 5.429	5.202
	1,645	Recent Transaction	Purchase price		100.000	—
	748	Reference Instrument	Broker Quote		7.250	—
	105	Indicative Market Quotation	Broker Quote		6.000	—
Industrials	51,307	Discounted Cash Flow	Discount Rate		4.500 - 6.700	5.069
Convertible Bonds & Notes
Banking & Finance	570	Indicative Market Quotation	Broker Quote		7.250 - 13.000	11.916
Non-Agency Mortgage-Backed Securities	28,184	Proxy Pricing	Base Price		98.444	—
	20,018	Recent Transaction	Purchase price		100.092	—
	117,008	Recent Transaction	Purchase Price		100.000 - 100.212	100.044
Asset-Backed Securities
Other ABS	139,468	Discounted Cash Flow	Discount Rate		4.925 - 25.000	6.951
Common Stocks
Communication Services	5,791	Indicative Market Quotation	Broker Quote		$15.542	—
	1,384	Reference Instrument	Stock Price w/Liquidity Discount		12.000	—
Financials	44	Reference Instrument	Stock Price w/Liquidity Discount		4.130	—
Health Care	14,280	Comparable Companies	EBITDA Multiple	X	16.360	—
Industrials	723	Indicative Market Quotation	Broker Quote		$0.563 - 22.563	22.197
	1,335	Indicative Market Quotation	Broker Quote	EU R	15.012	—
Warrants
Communication Services	9	Option Pricing Model	Volatility		65.000	—
Preferred Securities
Banking & Finance	42	Discounted Cash Flow	Discount Rate		11.780	—
Financial Derivative Instruments- Assets
Over the counter	65	Indicative Market Quotation	Broker Quote		0.497	—

Total	$697,822

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Low Duration Opportunities Fund	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 132.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
INEOS U.S. Finance LLC 6.966% - 7.384% (TSFR1M + 3.250%) due 02/18/2030 ~		$100	$81
IRB Holding Corp. 6.216% - 8.272% (TSFR1M + 2.500%) due 12/16/2030 ~		192	193
LifePoint Health, Inc. 7.335% (TSFR1M + 3.500%) due 05/19/2031 ~		99	99

Total Loan Participations and Assignments (Cost $372)			373

CORPORATE BONDS & NOTES 19.8%
BANKING & FINANCE 10.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.450% due 10/29/2026		200	197
Ally Financial, Inc. 5.737% due 05/15/2029 •		100	103
American Assets Trust LP 3.375% due 02/01/2031		200	182
American Express Co. 3.433% due 05/20/2032 •	EUR	100	118
American Honda Finance Corp. 4.544% due 08/13/2027 •		$200	200
American Tower Corp. 2.300% due 09/15/2031		200	178
Athene Global Funding 3.054% (EUR003M + 1.000%) due 02/23/2027 ~	EUR	100	118
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		$3	3
4.950% due 01/15/2028		100	101
5.375% due 05/30/2030		100	103
Bank of America Corp. 4.623% due 05/09/2029 •		200	203
Barclays PLC 4.972% due 05/16/2029 •		700	712
BGC Group, Inc. 6.150% due 04/02/2030		100	104
BNP Paribas SA
1.904% due 09/30/2028 •		300	289
7.000% due 08/16/2028 •(d)(e)		300	308
BPCE SA 6.612% due 10/19/2027 •		550	561
Brixmor Operating Partnership LP 2.250% due 04/01/2028		200	192
CI Financial Corp. 4.625% due 12/12/2031	EUR	100	118
CIMA Finance DAC 2.950% due 09/05/2029		$127	120
Corebridge Financial, Inc. 3.900% due 04/05/2032		200	190
Credit Suisse AG AT1 Claim		500	148
Crown Castle, Inc. 3.100% due 11/15/2029		200	191
Deutsche Bank AG 3.729% due 01/14/2032 •		200	189
Equinix, Inc. 3.900% due 04/15/2032		200	192
Goldman Sachs Group, Inc.
3.615% due 03/15/2028 •		300	298
4.369% due 10/21/2031 •		200	200
HSBC Holdings PLC 5.210% due 08/11/2028 •		100	102
ING Groep NV 4.017% due 03/28/2028 •		200	200
Intesa Sanpaolo SpA 7.750% due 01/11/2027 •(d)(e)	EUR	200	245
Jane Street Group/JSG Finance, Inc. 6.750% due 05/01/2033		$100	104
JPMorgan Chase & Co.
2.947% due 02/24/2028 •		200	198
2.963% due 01/25/2033 •		200	184
6.070% due 10/22/2027 •		200	203

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	December 31, 2025 (Unaudited)

Lazard Group LLC 4.500% due 09/19/2028		800	806
Lloyds Banking Group PLC
3.750% due 03/18/2028 •		200	199
5.462% due 01/05/2028 •		300	304
LPL Holdings, Inc. 5.200% due 03/15/2030		100	102
Mizuho Financial Group, Inc.
3.261% due 05/22/2030 •		200	194
5.098% due 05/13/2031 •		200	206
National Health Investors, Inc. 3.000% due 02/01/2031		200	182
NatWest Group PLC 4.800% due 04/05/2026		500	501
Nissan Motor Acceptance Co. LLC 2.000% due 03/09/2026		100	100
Prologis Euro Finance LLC 3.250% due 09/22/2032	EUR	100	116
Santander U.K. Group Holdings PLC 3.823% due 11/03/2028 •		$650	646
Starwood Property Trust, Inc. 6.500% due 10/15/2030		50	52
Sumitomo Mitsui Financial Group, Inc. 2.222% due 09/17/2031		200	178
UBS Group AG 4.550% due 04/17/2026		500	501
VICI Properties LP
4.750% due 04/01/2028		100	101
5.125% due 11/15/2031		100	101
Wells Fargo & Co. 3.526% due 03/24/2028 •		400	397

			11,240

INDUSTRIALS 7.2%
AbbVie, Inc. 4.800% due 03/15/2029		200	205
Air Canada 4.625% due 08/15/2029	CAD	200	146
American Airlines Pass-Through Trust
3.250% due 04/15/2030		$57	55
3.375% due 11/01/2028		142	140
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500% due 04/20/2026		33	33
5.750% due 04/20/2029		100	102
Amgen, Inc. 2.450% due 02/21/2030		200	187
Ashtead Capital, Inc. 5.950% due 10/15/2033		200	212
Beignet Investor LLC 6.581% due 05/30/2049		950	1,005
BMW U.S. Capital LLC 4.750% due 03/21/2028		100	101
Centene Corp. 3.000% due 10/15/2030		200	179
Charter Communications Operating LLC/Charter Communications Operating Capital 3.500% due 06/01/2041		100	71
Constellation Brands, Inc. 4.750% due 05/09/2032		300	301
Embraer Netherlands Finance BV 5.980% due 02/11/2035		100	106
FactSet Research Systems, Inc. 3.450% due 03/01/2032		200	186
Flora Food Management BV 6.875% due 07/02/2029	EUR	200	234
Flutter Treasury DAC 4.000% due 06/04/2031		100	118
Frontier Communications Holdings LLC 8.750% due 05/15/2030		$200	209
Grifols SA 3.875% due 10/15/2028	EUR	200	233
Haleon U.S. Capital LLC 3.375% due 03/24/2027		$250	248
Harbour Energy PLC 6.327% due 04/01/2035		100	101
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		100	93
3.750% due 05/01/2029		200	195
Hyatt Hotels Corp. 5.050% due 03/30/2028		150	153
Hyundai Capital America 4.900% due 06/23/2028		200	203
Las Vegas Sands Corp. 5.625% due 06/15/2028		100	103
Marriott International, Inc. 2.850% due 04/15/2031		200	186

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	December 31, 2025 (Unaudited)

Mitchells & Butlers Finance PLC 6.013% due 12/15/2030	GBP	87	118
National Fuel Gas Co. 5.500% due 03/15/2030		$100	103
Nissan Motor Co. Ltd. 4.810% due 09/17/2030		200	189
Petroleos Mexicanos 6.700% due 02/16/2032		199	199
Sands China Ltd. 2.850% due 03/08/2029		200	190
T-Mobile USA, Inc. 3.875% due 04/15/2030		200	197
TEGNA, Inc. 4.625% due 03/15/2028		200	198
United Airlines Pass-Through Trust 5.875% due 04/15/2029		68	70
United Airlines, Inc.
4.375% due 04/15/2026		100	100
4.625% due 04/15/2029		300	299
Viper Energy Partners LLC
4.900% due 08/01/2030		100	101
5.700% due 08/01/2035		100	102
Vmed O2 U.K. Financing I PLC
6.750% due 01/15/2033		200	198
7.750% due 04/15/2032		200	209
Volkswagen Group of America Finance LLC 5.650% due 03/25/2032		200	208

			7,586

UTILITIES 1.9%
Boston Gas Co. 3.757% due 03/16/2032		100	95
Dominion Energy, Inc. 3.375% due 04/01/2030		200	193
Edison International 6.250% due 03/15/2030		100	105
Enel Finance International NV 5.125% due 06/26/2029		300	308
EPH Financing International AS 6.651% due 11/13/2028	EUR	100	127
Georgia Power Co. 4.700% due 05/15/2032		$300	305
Northumbrian Water Finance PLC 1.625% due 10/11/2026	GBP	100	132
Pacific Gas & Electric Co.
3.250% due 06/01/2031		$200	187
4.400% due 03/01/2032		200	195
Public Service Enterprise Group, Inc. 4.900% due 03/15/2030		100	102
Southern California Gas Co. 2.950% due 04/15/2027		200	198

			1,947

Total Corporate Bonds & Notes (Cost $20,629)			20,773

MUNICIPAL BONDS & NOTES 0.2%
CALIFORNIA 0.2%
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 2.587% due 06/01/2029		200	188

Total Municipal Bonds & Notes (Cost $200)			188

U.S. GOVERNMENT AGENCIES 45.5%
Federal Home Loan Mortgage Corp. 6.000% due 04/01/2055		604	631
Federal National Mortgage Association 4.000% due 04/01/2048		333	322
Federal National Mortgage Association REMICS
4.306% due 03/25/2034 •		1	1
4.889% due 04/25/2032 •		1	1
Government National Mortgage Association, TBA
5.000% due 01/01/2056		3,800	3,792
6.000% due 01/01/2056		4,000	4,077
Uniform Mortgage-Backed Security, TBA
2.500% due 01/01/2056		100	84
3.000% due 02/01/2056		4,300	3,801
3.500% due 02/01/2056		5,900	5,436
4.000% due 02/01/2056		600	569
4.500% due 02/01/2056		2,900	2,829
5.000% due 02/01/2056		10,700	10,661
5.500% due 02/01/2056		3,900	3,951

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	December 31, 2025 (Unaudited)

6.000% due 02/01/2056		11,400	11,700

Total U.S. Government Agencies (Cost $47,824)			47,855

U.S. TREASURY OBLIGATIONS 10.3%
U.S. Treasury Inflation Protected Securities (c)
0.625% due 07/15/2032		2,690	2,524
1.125% due 01/15/2033 (j)		1,858	1,784
1.750% due 01/15/2034 (j)		106	105
1.875% due 07/15/2034		2,127	2,137
U.S. Treasury Notes
4.250% due 11/15/2034		3,600	3,639
4.875% due 04/30/2026 (j)		600	602

Total U.S. Treasury Obligations (Cost $10,631)			10,791

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.2%
American Home Mortgage Investment Trust 6.500% due 03/25/2047 þ		87	51
Banc of America Funding Trust 6.695% due 06/20/2032 ~		9	8
Bear Stearns ALT-A Trust 4.714% due 05/25/2036 ~		495	234
Bear Stearns ARM Trust 5.613% due 02/25/2034 ~		12	11
Countrywide Alternative Loan Trust 6.000% due 01/25/2036		252	170
CSAB Mortgage-Backed Trust 3.986% due 11/25/2036 •		835	111
CSMC Mortgage-Backed Trust 6.421% due 10/25/2037 ~		190	109
EMF-NL Prime BV 2.816% due 04/17/2041 •	EUR	4	5
GSR Mortgage Loan Trust
4.410% due 06/25/2034 ~		$6	6
5.750% due 01/25/2037		9	5
HarborView Mortgage Loan Trust 4.302% due 06/19/2036 ~		98	39
MASTR Adjustable Rate Mortgages Trust 6.266% due 05/25/2034 ~		22	21
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 4.725% due 08/15/2032 •		24	24
Project Cashmere 4.543% due 12/30/2057 «(a)	AUD	1,500	1,001
RALI Trust 6.163% due 09/25/2037 ~		$323	213
Residential Asset Securitization Trust 6.000% due 07/25/2037		194	70
Structured Asset Mortgage Investments II Trust 4.346% due 07/19/2035 •		12	12
WaMu Mortgage Pass-Through Certificates Trust
3.979% due 03/25/2037 ~		270	235
5.429% due 08/25/2042 •		5	5

Total Non-Agency Mortgage-Backed Securities (Cost $3,149)			2,330

ASSET-BACKED SECURITIES 10.2%
CMBS OTHER 0.6%
AREIT Trust 5.978% due 06/17/2039 •		295	295
TRTX Issuer Ltd. 5.386% due 02/15/2039 •		296	296

			591

HOME EQUITY OTHER 4.1%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.551% due 11/25/2035 •		64	64
4.866% due 09/25/2034 •		20	20
Bear Stearns Asset-Backed Securities I Trust 4.306% due 02/25/2037 •		499	488
CIT Mortgage Loan Trust 5.346% due 10/25/2037 •		255	259
Countrywide Asset-Backed Certificates Trust
4.046% due 06/25/2047 •		325	293
4.586% due 08/25/2047 •		81	80
Fremont Home Loan Trust 4.126% due 01/25/2037 •		446	231
HSI Asset Securitization Corp. Trust 4.626% due 01/25/2036 •		400	356
IXIS Real Estate Capital Trust 4.306% due 01/25/2037 •		108	35
Morgan Stanley ABS Capital I, Inc. Trust
4.146% due 09/25/2036 •		618	214

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	December 31, 2025 (Unaudited)

4.386% due 12/25/2034 •		231	223
Residential Asset Securities Corporation Trust
4.366% due 07/25/2036 •		886	806
4.446% due 02/25/2036 •		12	12
Saxon Asset Securities Trust 4.156% due 09/25/2037 •		151	147
SG Mortgage Securities Trust 4.266% due 10/25/2036 •		700	561
Soundview Home Loan Trust 4.046% due 06/25/2037 •		444	308
WaMu Asset-Backed Certificates WaMu Trust 4.071% due 05/25/2037 •		247	236

			4,333

OTHER ABS 5.5%
Aurium CLO IV DAC 2.751% due 01/16/2031 •	EUR	209	246
Benefit Street Partners CLO XXII Ltd. 5.034% due 04/20/2035 •		$500	500
BlackRock European CLO VII DAC 2.629% due 10/15/2031 •	EUR	166	196
Carlyle Euro CLO DAC 3.221% due 08/15/2038 •		500	588
CVC Cordatus Loan Fund XII DAC 0.000% due 01/23/2039 •(a)		500	588
Harvest CLO XXII DAC 2.859% due 01/15/2032 •		393	462
Jubilee CLO DAC 2.659% due 04/15/2031 •		343	404
KKR CLO 12 Ltd. 5.301% due 10/15/2030 •		$20	20
Northwoods Capital 25 Ltd. 5.004% due 07/20/2034 •		500	499
Rockford Tower CLO Ltd. 5.084% due 07/20/2035 •		500	501
Romark CLO - IV Ltd. 5.067% due 07/10/2034 •		500	500
Shackleton CLO Ltd. 5.084% due 07/20/2034 •		500	500
Sierra Madre Funding Ltd. 4.298% due 09/07/2039 •		594	328
Venture XXVII CLO Ltd. 5.196% due 07/20/2030 •		15	15
Whetstone Park CLO Ltd. 4.954% due 01/20/2035 •		500	500

			5,847

Total Asset-Backed Securities (Cost $10,814)			10,771

SOVEREIGN ISSUES 14.7%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2026 (b)	BRL	18,300	3,230
Colombia TES
1.000% due 09/18/2030	COP	2,292,600	498
1.000% due 01/24/2035		2,570,300	633
6.500% due 01/22/2031 (c)		2,501,930	660
11.000% due 08/22/2029		718,000	180
11.500% due 07/25/2046		265,500	63
11.750% due 01/24/2035		2,823,800	696
12.750% due 11/28/2040		724,000	188
13.250% due 02/09/2033		626,000	168
Israel Government International Bonds
5.375% due 03/12/2029		$200	206
5.625% due 02/19/2035		200	209
Japan Government Forty Year Bonds 2.200% due 03/20/2064	JPY	49,000	228
Japan Government Thirty Year Bonds 2.300% due 12/20/2054		80,000	410
Japan Government Twenty Year Bonds 2.000% due 12/20/2044		110,000	611
Korea Housing Finance Corp. 4.547% (SONIO/N + 0.600%) due 10/14/2028 ~	GBP	100	135
Mexico Government International Bonds 5.400% due 02/09/2028		$200	205
Peru Government Bonds
5.940% due 02/12/2029	PEN	300	93
6.850% due 08/12/2035		400	128
7.300% due 08/12/2033		2,600	883
Peru Government International Bonds
5.400% due 08/12/2034		1,100	326
6.150% due 08/12/2032		2,600	835
6.900% due 08/12/2037		500	156
6.950% due 08/12/2031		2,481	821

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	December 31, 2025 (Unaudited)

Republic of Poland Government International Bonds 4.625% due 03/18/2029		$200	204
Republic of South Africa Government Bonds
7.000% due 02/28/2031	ZAR	29,400	1,737
8.000% due 01/31/2030		10,100	624
8.250% due 03/31/2032		2,200	136
8.500% due 01/31/2037		7,900	474
9.000% due 01/31/2040		2,600	158
Republic of South Africa Government International Bonds 4.850% due 09/30/2029		$400	401
Romania Government International Bonds 1.750% due 07/13/2030	EUR	200	213

Total Sovereign Issues (Cost $14,671)			15,509

		SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
AGFC Capital Trust I 5.916% (US0003M + 1.750%) due 01/15/2067		100,000	67
Nationwide Building Society 10.250% due 12/31/2049 (d)		250	44

Total Preferred Securities (Cost $107)			111

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 28.6%
COMMERCIAL PAPER 1.4%
Air Lease Corp. 4.180% due 01/09/2026		$250	250
AMETEK, Inc. 4.020% due 01/12/2026		250	250
Conagra Brands, Inc. 4.100% due 01/13/2026		250	249
HCA, Inc.
4.120% due 02/12/2026		250	249
4.300% due 01/13/2026		250	250
Oracle Corp. 4.220% due 01/16/2026		250	249

			1,497

		SHARES
MUTUAL FUNDS 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.850% (f)		232,224	232

		PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (g) 27.0%			28,400

Total Short-Term Instruments (Cost $30,129)			30,129

Total Investments in Securities (Cost $138,526)			138,830

		SHARES
INVESTMENTS IN AFFILIATES 12.2%
SHORT-TERM INSTRUMENTS 12.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.2%
PIMCO Short Asset Portfolio		463,658	4,552
PIMCO Short-Term Floating NAV Portfolio III		847,696	8,257

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	December 31, 2025 (Unaudited)

Total Short-Term Instruments (Cost $12,786)	12,809

Total Investments in Affiliates (Cost $12,786)	12,809

Total Investments 144.2% (Cost $151,312)	$151,639
Financial Derivative Instruments (h)(i) (0.3)%(Cost or Premiums, net $74)	(291)
Other Assets and Liabilities, net (43.9)%	(46,173)

Net Assets 100.0%	$105,175

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
(f)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

DEU	3.870%	12/31/2025	01/05/2026	$100	U.S. Treasury Inflation-Indexed Notes 0.125% due 07/15/2030	$(102)	$100	$100
FICC STR	3.820	12/31/2025	01/02/2026	4,100	U.S. Treasury Notes 3.375% due 05/15/2033	(4,182)	4,100	4,101
JPS	3.900	12/31/2025	01/02/2026	24,200	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2026	(24,672)	24,200	24,205

Total Repurchase Agreements	$(28,956)	$28,400	$28,406

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (3.4)%
Uniform Mortgage-Backed Security, TBA	2.000%	01/01/2056	$4,400	$(3,572)	$(3,558)

Total Short Sales (3.4)%	$(3,572)	$(3,558)

(1)	Includes accrued interest.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note February Futures	$111.500	01/23/2026	7	$7	$(1)	$(1)
Put - CBOE U.S. Treasury 10-Year Note February Futures	112.000	01/23/2026	2	2	0	(1)
Call - CBOE U.S. Treasury 10-Year Note February Futures	113.500	01/23/2026	9	9	(1)	(1)
Put - EUREX Euro-Bund January 2026 Futures	EUR	127.500	01/23/2026	1	1	(1)	(1)
Call - EUREX Euro-Bund January 2026 Futures	130.500	01/23/2026	1	1	(1)	1

Total Written Options	$(4)	$(3)

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	December 31, 2025 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2026	11	$2,649	$(9)	$0	$0
3-Month SOFR Active Contract June Futures	09/2026	11	2,659	(2)	0	(1)
3-Month SOFR Active Contract March Futures	06/2026	11	2,653	(6)	0	0
Long Guilt March Futures	03/2026	7	862	5	1	(1)
U.S. Treasury 2-Year Note March Futures	03/2026	116	24,220	5	0	(8)
U.S. Treasury 10-Year Note March Futures	03/2026	28	3,148	(5)	0	(5)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	8	944	(13)	0	(3)

$(25)	$1	$(18)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl March Futures	03/2026	3	$(410)	$3	$0	$0
Euro-Bund March Futures	03/2026	22	(3,298)	46	6	0
Euro-Schatz March Futures	03/2026	7	(878)	1	0	0
Japan Government 10-Year Bond March Futures	03/2026	5	(4,227)	29	9	0
U.S. Treasury 5-Year Note March Futures	03/2026	50	(5,465)	8	6	0
U.S. Treasury Long-Term Bond March Futures	03/2026	9	(1,040)	5	2	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	119	(13,687)	34	23	0

$126	$46	$0

Total Futures Contracts	$101	$47	$(18)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Boeing Co.	1.000%	Quarterly	12/20/2026	0.273%	$300	$(1)	$3	$2	$0	$0
Deutsche Bank	1.000	Quarterly	12/20/2030	0.722	EUR	300	4	0	4	0	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2026	0.252	$50	1	(1)	0	0	0
Oracle Corp.	1.000	Quarterly	06/20/2030	1.367	100	2	(3)	(1)	0	0

$6	$(1)	$5	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-41 5-Year Index	(5.000)%	Quarterly	12/20/2028	$792	$(47)	$(13)	$(60)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-40 5-Year Index	1.000%	Quarterly	12/20/2028	$200	$(5)	$6	$1	$0	$0
CDX.EM-44 5-Year Index	1.000	Quarterly	12/20/2030	200	(5)	3	(2)	0	0
CDX.IG-45 5-Year Index	1.000	Quarterly	12/20/2030	300	7	0	7	0	0

$(3)	$9	$6	$0	$0

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	December 31, 2025 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	1,800	$(8)	$18	$10	$2	$0
Receive(6)	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/18/2028	JPY	810,000	17	8	25	3	0
Receive	1-Day USD-SOFR Compounded-OIS	4.100	Annual	02/10/2026		$2,940	3	2	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		3,200	7	(49)	(42)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030		100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030		1,200	0	(6)	(6)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	10/31/2030		800	0	(5)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030		700	0	(4)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030		200	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030		500	0	(5)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		200	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		500	0	(6)	(6)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030		300	0	(4)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		200	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	03/30/2031		1,260	9	183	192	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		1,600	(2)	(17)	(19)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		4,200	(1)	(41)	(42)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		2,030	35	(36)	(1)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		3,900	(58)	54	(4)	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		50	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		100	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		100	0	(1)	(1)	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.800	Annual	07/14/2044		110	0	6	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2045		300	10	7	17	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		2,900	605	549	1,154	8	0
Receive	1-Day USD-SOFR Compounded-OIS	1.999	Annual	07/03/2053		580	31	184	215	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.842	Annual	09/19/2053		500	165	31	196	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.874	Annual	09/19/2053		300	97	20	117	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.060	Semi-Annual	10/27/2053		300	17	103	120	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		600	85	13	98	2	0
Pay	1-Year BRL-CDI	11.566	Maturity	01/04/2027	BRL	8,700	0	(57)	(57)	0	0
Pay	1-Year BRL-CDI	13.175	Maturity	01/02/2029		3,200	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	13.268	Maturity	01/02/2029		5,800	0	3	3	0	0
Pay	1-Year BRL-CDI	13.354	Maturity	01/02/2029		18,100	4	(10)	(6)	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.500	Quarterly	04/28/2028	COP	2,833,600	0	37	37	0	0

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	December 31, 2025 (Unaudited)

Receive	3-Month COP-IBR Compounded-OIS	8.750	Quarterly	09/18/2030	1,788,200	0	35	35	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	9.655	Quarterly	01/24/2035	90,000	0	(2)	(2)	0	0
Pay	3-Month COP-IBR Compounded-OIS	9.820	Quarterly	01/24/2035	426,700	0	(7)	(7)	0	0
Receive(6)	3-Month PLN-WIBOR	4.723	Annual	12/01/2035	PLN	470	0	0	0	0	0
Receive(6)	3-Month PLN-WIBOR	4.685	Annual	12/02/2035	100	0	0	0	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034	AUD	4,400	1	(39)	(38)	0	(5)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035	3,900	67	(119)	(52)	0	(5)
Pay(6)	6-Month CZK-PRIBOR	4.523	Annual	12/01/2035	CZK	2,620	0	0	0	0	0
Pay(6)	6-Month CZK-PRIBOR	4.485	Annual	12/02/2035	500	0	0	0	0	0
Pay	6-Month EUR-EURIBOR	2.950	Annual	06/12/2029	EUR	160	0	6	6	0	0
Pay(6)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031	400	2	(4)	(2)	0	(1)
Pay	6-Month EUR-EURIBOR	2.415	Annual	07/09/2035	1,800	0	(38)	(38)	0	(2)
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036	700	0	(15)	(15)	0	(1)

$1,085	$780	$1,865	$60	$(15)

Total Swap Agreements	$1,041	$775	$1,816	$60	$(15)

Cash of $1,794 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	01/2026	$19	JPY	2,980	$0	$0
BOA	01/2026	BRL	842	$153	0	(1)
01/2026	COP	81,593	21	0	0
01/2026	EUR	86	101	0	0
01/2026	KRW	31,238	22	0	0
01/2026	PLN	220	60	0	(1)
01/2026	THB	649	20	0	(1)
01/2026	TWD	576	19	1	0
01/2026	$155	BRL	842	0	(1)
01/2026	203	INR	18,553	3	0
01/2026	140	PLN	511	3	0
01/2026	14	TWD	430	0	0
02/2026	COP	1,451	$0	0	0
02/2026	ILS	203	64	0	0
03/2026	PEN	966	287	0	0
08/2026	$41	ZAR	744	3	0
BPS	01/2026	AUD	386	$252	0	(6)
01/2026	CHF	24	30	0	0
01/2026	CNH	1,567	222	0	(3)
01/2026	GBP	37	50	0	0
01/2026	ILS	527	163	0	(3)
01/2026	INR	6,311	70	0	0
01/2026	JPY	8,400	54	1	0
01/2026	NZD	376	214	0	(3)
01/2026	PLN	292	80	0	(1)
01/2026	TWD	2,490	81	2	0
01/2026	$284	CNH	1,986	1	0

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	December 31, 2025 (Unaudited)

	01/2026		30	INR	2,710	0	0
	01/2026		181	PLN	655	2	0
	01/2026		614	TWD	19,249	1	(2)
	01/2026		205	ZAR	3,418	1	0
	01/2026	ZAR	1,514		$91	0	(1)
	02/2026	COP	39,535		10	0	0
	02/2026		$66	INR	5,936	0	0
	02/2026		169	TWD	5,298	0	0
	04/2026	BRL	2,700		$473	0	(10)
BRC	01/2026	EUR	97		113	0	(1)
	01/2026	ILS	97		30	0	0
	01/2026		$34	PLN	123	1	0
	01/2026		215	TRY	9,701	8	0
	01/2026	ZAR	5,780		$334	0	(15)
	02/2026	ILS	87		27	0	0
	02/2026		$512	TRY	23,368	12	0
	03/2026	CZK	229		$11	0	0
	03/2026		$219	MXN	4,063	5	0
	03/2026		576	TRY	26,254	8	0
	08/2026		20	ZAR	352	1	0
BSH	01/2026	BRL	838		$151	0	(2)
	01/2026	JPY	7,347		47	0	0
	01/2026	PEN	1,200		335	0	(21)
	01/2026		$152	BRL	838	1	0
	02/2026	COP	4		$0	0	0
	02/2026		$151	BRL	844	2	0
	03/2026	PEN	2,788		$798	0	(29)
	04/2026	BRL	5,100		898	1	(14)
CBK	01/2026	CNH	321		46	0	0
	01/2026	COP	1,205,805		312	1	(4)
	01/2026	GBP	34		45	0	(1)
	01/2026	JPY	8,900		57	1	0
	01/2026	NZD	121		70	0	0
	01/2026	PEN	1,752		490	0	(31)
	01/2026	TWD	11,823		390	13	0
	01/2026		$152	AUD	230	1	0
	01/2026		80	CNH	560	0	0
	01/2026		28	COP	104,024	0	0
	01/2026		19	ILS	62	0	0
	01/2026		961	INR	85,881	1	(8)
	01/2026		45	PEN	153	0	0
	01/2026		20	PLN	71	0	0
	01/2026		7	THB	219	0	0
	01/2026		116	TWD	3,634	0	(1)
	01/2026		157	ZAR	2,666	3	0
	02/2026	COP	4,676,633		$1,202	0	(14)
	02/2026	ILS	160		50	0	0
	02/2026	PEN	786		214	0	(20)
	02/2026		$4	TWD	121	0	0
	03/2026	COP	198,564		$52	1	0
	03/2026	PEN	2,874		822	0	(31)
	03/2026		$63	PEN	221	3	0
	04/2026	COP	89,558		$23	0	0
	05/2026	PEN	637		180	0	(9)
DUB	01/2026	ILS	146		45	0	(1)
	01/2026	KRW	29,695		20	0	0
	01/2026	NZD	86		50	0	0
	01/2026		$72	ILS	231	0	0
	01/2026		290	INR	25,830	0	(3)
	01/2026		160	KRW	234,734	3	0
	01/2026		90	ZAR	1,512	1	0
	01/2026	ZAR	10,301		$591	0	(30)
	02/2026	ILS	230		72	0	0
	02/2026		$5	TWD	164	0	0
FAR	01/2026	AUD	583		$378	0	(10)
	01/2026	CHF	24		30	0	0
	01/2026	CNH	781		111	0	(1)
	01/2026	NZD	296		169	0	(1)
	01/2026	PEN	206		61	0	(1)
	01/2026		$38	ILS	123	0	0
	01/2026		1,148	MXN	21,290	32	0
	01/2026		357	PEN	1,202	1	0
	01/2026		244	PLN	893	4	0
	01/2026	ZAR	9,395		$546	0	(20)
	02/2026	ILS	123		38	0	0
	03/2026	PEN	303		89	0	(1)
	06/2026		1,208		357	0	(1)
GLM	01/2026		$12	CHF	10	0	0
	01/2026		130	CNH	919	2	0
	01/2026		197	PLN	719	4	0
	01/2026		24	THB	756	0	0
	01/2026	ZAR	5,312		$308	0	(12)
	02/2026		$93	MXN	1,720	2	0
	02/2026		59	TRY	2,702	2	0
	03/2026	BRL	59		$11	0	0
	03/2026	COP	33,563		9	0	0

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	December 31, 2025 (Unaudited)

03/2026	$1,947	BRL	10,790	0	(4)
04/2026	BRL	10,500	$1,851	5	(31)
04/2026	$299	MXN	5,489	3	0
JPM	01/2026	CNH	3,251	$462	0	(5)
01/2026	ILS	642	197	0	(5)
01/2026	INR	5,304	60	1	0
01/2026	KRW	282,733	197	1	0
01/2026	NZD	173	100	1	0
01/2026	PLN	551	150	0	(3)
01/2026	$160	CNH	1,125	1	0
01/2026	117	INR	10,382	0	(1)
01/2026	177	PLN	653	5	0
01/2026	ZAR	2,561	$149	0	(5)
02/2026	COP	32,974	9	0	0
02/2026	$197	KRW	282,362	0	(1)
02/2026	160	MXN	2,973	4	0
03/2026	COP	12	$0	0	0
04/2026	$91	MXN	1,686	1	0
MBC	01/2026	CAD	1,543	$1,097	0	(29)
01/2026	CHF	40	50	0	0
01/2026	GBP	70	94	0	0
01/2026	JPY	25,100	162	1	0
01/2026	NZD	121	70	0	0
01/2026	SGD	1,907	1,470	0	(15)
01/2026	$247	GBP	185	2	0
01/2026	20	INR	1,786	0	0
01/2026	103	JPY	16,064	0	(1)
01/2026	44	PLN	162	1	0
01/2026	54	SEK	519	2	0
01/2026	15	THB	492	0	0
01/2026	21	TWD	664	0	0
02/2026	43	MXN	789	1	0
03/2026	40	731	1	0
04/2026	73	1,358	1	0
MYI	01/2026	0	JPY	17	0	0
02/2026	ILS	323	$100	0	(1)
04/2026	$73	MXN	1,340	0	0
NGF	01/2026	KRW	48,679	$33	0	(1)
01/2026	$107	KRW	157,452	2	0
03/2026	84	TRY	3,846	1	0
SCX	01/2026	CNH	2,598	$370	0	(3)
01/2026	IDR	196,366	12	0	0
01/2026	INR	907	10	0	0
01/2026	JPY	5,369	35	0	0
01/2026	TWD	28,245	934	35	0
01/2026	$20	INR	1,780	0	0
SOG	01/2026	EUR	2,654	$3,072	0	(48)
01/2026	JPY	21,320	136	0	0
01/2026	$475	PEN	1,600	1	0
02/2026	43	MXN	790	1	0
03/2026	MXN	74	$4	0	0
03/2026	PEN	1,605	475	0	(1)
SSB	03/2026	TWD	5,513	$176	1	0
UAG	01/2026	CHF	136	170	0	(2)
01/2026	PLN	219	60	0	(1)
01/2026	$202	PLN	734	2	0
01/2026	ZAR	10,091	$580	0	(28)
02/2026	$40	MXN	734	1	0

Total Forward Foreign Currency Contracts	$207	$(500)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC USD versus BRL	BRL	5.350	02/04/2026	273	$4	$1
Put - OTC USD versus KRW	KRW	1,419.000	02/12/2026	200	1	1
Put - OTC USD versus ZAR	ZAR	18.000	08/19/2026	410	20	33
BRC	Put - OTC USD versus KRW	KRW	1,423.000	02/12/2026	100	1	1

$26	$36

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.470%	06/04/2035	300	$27	$22
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.470	06/04/2035	300	27	26
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757	09/18/2026	12,000	9	6

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	December 31, 2025 (Unaudited)

JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.808	07/31/2034	500	44	26
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.808	07/31/2034	500	44	52
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757	09/18/2026	10,300	8	5
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.800	07/12/2034	1,100	95	56
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.800	07/12/2034	1,100	95	114
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757	09/18/2026	100	0	0

$349	$307

Total Purchased Options	$375	$343

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC USD versus BRL	BRL	5.120	02/04/2026	273	$(1)	$0
Call - OTC USD versus BRL	5.640	02/04/2026	273	(2)	(3)
Put - OTC USD versus KRW	KRW	1,383.000	02/12/2026	200	0	0
Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	820	(20)	(31)
BRC	Put - OTC USD versus KRW	KRW	1,385.000	02/12/2026	100	0	0

$(23)	$(34)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.625%	01/08/2026	100	$0	$0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.925	01/08/2026	100	0	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.622	01/29/2026	200	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.882	01/29/2026	200	0	(1)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.580	01/05/2026	200	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.860	01/05/2026	200	0	0
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.548	01/02/2026	400	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.848	01/02/2026	400	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.578	01/12/2026	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.878	01/12/2026	100	0	0
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.625	01/08/2026	200	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.925	01/08/2026	200	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.639	01/12/2026	200	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.919	01/12/2026	200	(1)	0
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.498	01/05/2026	300	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.798	01/05/2026	300	(1)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.639	01/12/2026	200	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.919	01/12/2026	200	0	0

$(9)	$(2)

Total Written Options	$(32)	$(36)

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	December 31, 2025 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	ABX.HE.AAA.7-1 Index «	(0.090)%	Monthly	08/25/2037	$45	$32	$(26)	$6	$0
GST	ABX.HE.AAA.7-1 Index «	(0.090)	Monthly	08/25/2037	133	97	(78)	19	0
MYC	ABX.HE.AAA.7-1 Index «	(0.090)	Monthly	08/25/2037	222	161	(129)	32	0

$290	$(233)	$57	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$5,565	$(1,549)	$1,112	$0	$(437)
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	600	(21)	23	2	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	400	(12)	13	1	0
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	400	(14)	15	1	0

$(1,596)	$1,163	$4	$(437)

Total Swap Agreements	$(1,306)	$930	$61	$(437)

(j)

Securities with an aggregate market value of $565 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Loan Participations and Assignments	$0	$373	$0	$373
Corporate Bonds & Notes
Banking & Finance	0	11,240	0	11,240
Industrials	0	7,586	0	7,586
Utilities	0	1,947	0	1,947
Municipal Bonds & Notes
California	0	188	0	188
U.S. Government Agencies	0	47,855	0	47,855
U.S. Treasury Obligations	0	10,791	0	10,791
Non-Agency Mortgage-Backed Securities	0	1,329	1,001	2,330
Asset-Backed Securities
CMBS Other	0	591	0	591
Home Equity Other	0	4,333	0	4,333
Other ABS	0	5,847	0	5,847
Sovereign Issues	0	15,509	0	15,509
Preferred Securities
Banking & Finance	44	67	0	111
Short-Term Instruments
Commercial Paper	0	1,497	0	1,497
Mutual Funds	0	232	0	232
Repurchase Agreements	0	28,400	0	28,400

$44	$137,785	$1,001	$138,830
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$12,809	$0	$0	$12,809

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	December 31, 2025 (Unaudited)

Total Investments	$12,853	$137,785	$1,001	$151,639

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(3,558)	$0	$(3,558)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	16	91	0	107
Over the counter	0	554	57	611

	$16	$645	$57	$718
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	(35)	0	(36)
Over the counter	0	(536)	(437)	(973)

	$(1)	$(571)	$(437)	$(1,009)

Total Financial Derivative Instruments	$15	$74	$(380)	$(291)

Totals	$12,868	$134,301	$621	$147,790

There were no significant transfers into or out of Level 3 during the period ended 12/31/2025.

Schedule of Investments PIMCO Moderate Duration Fund	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 109.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Alfa-Bank CJSC 6.330% - 8.066% due 10/21/2026 «~(i)		$324	$324
Databricks, Inc.
TBD% due 01/03/2031 ~µ		295	300
TBD% due 01/05/2032 «µ		312	313
TBD% (TSFR1M + 4.500%) due 01/03/2031 ~		1,334	1,357
Jane Street Group LLC 5.822% - 9.234% (TSFR3M + 2.000%) due 12/15/2031 ~		1,691	1,686
Pantheon Senior Debt Secondaries III 6.026% - 8.831% due 03/26/2026 «~(i)		500	500
Project Alpha Investindustrial 4.150% - 9.695% (EUR003M + 2.100%) due 02/27/2026 «~(i)	EUR	284	333
Project Hudson II 7.730% due 05/29/2026 «~		$700	706
Quikrete Holdings, Inc. 5.966% - 8.949% (TSFR1M + 2.250%) due 02/10/2032 ~		993	997

Total Loan Participations and Assignments (Cost $6,424)			6,516

CORPORATE BONDS & NOTES 13.4%
BANKING & FINANCE 6.6%
123 Lights Re Ltd. 14.580% (FHMMUSTF + 11.000%) due 09/14/2031 ~		250	258
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.375% due 11/15/2030		3,000	2,992
Aircastle Ltd./Aircastle Ireland DAC 5.000% due 09/15/2030		800	809
American Express Co. 3.433% due 05/20/2032 •	EUR	1,200	1,419
American Tower Corp. 5.800% due 11/15/2028		$4,300	4,490
ARES Strategic Income Fund
4.850% due 01/15/2029		900	890
5.450% due 09/09/2028		1,600	1,615
Athene Global Funding 3.054% (EUR003M + 1.000%) due 02/23/2027 ~	EUR	2,600	3,070
Avilease Capital Ltd. 4.750% due 11/12/2030		$600	596
Avolon Holdings Funding Ltd. 4.950% due 10/15/2032		1,500	1,487
Bank of America Corp.
4.948% due 07/22/2028 •		700	710
5.162% due 01/24/2031 •		1,400	1,446
5.819% due 09/15/2029 •		2,400	2,505
Blackstone Reg Finance Co. LLC 4.300% due 11/03/2030		1,900	1,900
Broadstone Net Lease LLC 5.000% due 11/01/2032		300	301
Cape Lookout Re Ltd. 10.480% (FHMMUSTF + 6.900%) due 03/13/2032 ~		850	901
CFE Fibra E 5.875% due 09/23/2040		893	893
COPT Defense Properties LP 4.500% due 10/15/2030		400	399
Corp0hrg0 5.330% due 06/07/2035 «(i)		600	617
Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045	PEN	1,100	347
10.100% due 12/15/2043		4,900	1,585
DAE Sukuk Difc Ltd. 4.500% due 10/16/2030		$1,800	1,779
Dai-ichi Life Insurance Co. Ltd. 6.200% due 01/16/2035 •(f)		1,800	1,888
East Lane Re VII Ltd. 12.550% (JMMMUSTF + 8.890%) due 03/31/2026 ~		1,000	1,018
Equinix Europe 2 Financing Corp. LLC 4.600% due 11/15/2030		2,200	2,207
F&G Global Funding 5.875% due 01/16/2030		1,000	1,039
Ford Motor Credit Co. LLC
2.900% due 02/16/2028		400	385

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2025 (Unaudited)

3.815% due 11/02/2027		900	887
4.125% due 08/17/2027		1,800	1,786
4.271% due 01/09/2027		600	597
4.950% due 05/28/2027		400	402
5.800% due 03/08/2029		1,000	1,022
5.918% due 03/20/2028		900	921
6.800% due 05/12/2028		2,600	2,714
GA Global Funding Trust
4.500% due 09/18/2030		150	149
5.200% due 12/09/2031		1,250	1,269
5.500% due 04/01/2032		550	563
Golden Bear Re Ltd. 13.292% (T-BILL 1MO + 9.750%) due 01/08/2029 ~		500	500
Goldman Sachs Group, Inc. 5.218% due 04/23/2031 •		1,000	1,033
HPS Corporate Lending Fund
4.900% due 09/11/2028		200	199
5.300% due 06/05/2027		2,100	2,114
Integrity RE III Ltd.
13.292% (T-BILL 1MO + 9.750%) due 06/06/2027 ~		250	261
15.792% (T-BILL 1MO + 12.250%) due 06/06/2028 ~		250	264
29.042% (T-BILL 1MO + 25.500%) due 06/06/2027 ~		250	288
Intesa Sanpaolo SpA 7.200% due 11/28/2033		400	457
Jackson National Life Global Funding 4.933% (SOFRRATE + 0.970%) due 01/14/2028 ~		500	502
JPMorgan Chase & Co.
3.960% due 01/29/2027 •		458	458
5.103% due 04/22/2031 •		5,950	6,146
5.140% due 01/24/2031 •		2,000	2,068
Kizuna RE III Pte. Ltd. 6.292% (T-BILL 3MO + 2.750%) due 04/09/2029 ~		250	256
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 5.500% due 08/01/2030		200	205
Lloyds Banking Group PLC
4.425% due 11/04/2031 •		900	897
4.849% (SOFRINDX + 1.060%) due 11/26/2028 ~		800	804
Met Tower Global Funding 4.200% due 09/16/2030		1,200	1,196
Morgan Stanley
4.210% due 04/20/2028 •		941	943
5.123% due 02/01/2029 •		2,648	2,703
5.664% due 04/17/2036 •		1,580	1,659
Morgan Stanley Private Bank NA
4.465% due 11/19/2031 •		5,000	5,014
4.734% due 07/18/2031 •		2,000	2,028
National Health Investors, Inc. 5.350% due 02/01/2033		300	300
NatWest Group PLC 3.073% due 05/22/2028 •		200	198
NatWest Markets PLC
4.789% due 03/21/2028		1,800	1,831
4.915% (SOFRRATE + 1.190%) due 03/21/2030 ~		500	506
Nissan Motor Acceptance Co. LLC 1.850% due 09/16/2026		3,800	3,719
Nomura Holdings, Inc. 4.904% due 07/01/2030		400	406
Norinchukin Bank
4.674% due 09/09/2030		500	504
5.359% due 09/09/2035		400	406
OneMain Finance Corp. 6.750% due 09/15/2033		700	710
Orange Capital RE DAC 8.026% (EUR003M + 6.000%) due 01/17/2029 ~	EUR	250	306
Polestar Re Ltd.
14.110% (BRMMUSDF + 10.590%) due 01/07/2028 ~		$400	421
16.860% (BRMMUSDF + 13.250%) due 01/07/2027 ~		900	939
Prologis Targeted U.S. Logistics Fund LP 4.250% due 01/15/2031		700	695
Protective Life Corp. 4.700% due 01/15/2031		300	301
Quercus II Re DAC 13.026% (EUR003M + 11.000%) due 01/07/2031 «~	EUR	250	294
Quercus Re DAC 10.050% (EUR003M + 8.000%) due 01/06/2031 ~		250	301
RGA Global Funding 4.600% due 11/25/2030		$1,300	1,301
Sammons Financial Group Global Funding 4.800% due 12/12/2030		2,400	2,407
Sanders Re III Ltd. 15.930% (BRMMUSDF + 12.320%) due 04/09/2029 ~		2,600	1,534
Santander Holdings USA, Inc.
5.353% due 09/06/2030 •		300	307
5.473% due 03/20/2029 •		2,600	2,658
Santander U.K. Group Holdings PLC
4.320% due 09/22/2029 •		2,000	2,002

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2025 (Unaudited)

6.534% due 01/10/2029 •		400	418
Sixth Street Lending Partners 6.500% due 03/11/2029		600	622
State Street Corp. 4.784% due 10/23/2036 •		1,600	1,592
Torrey Pines Re Ltd. 9.696% (JMMMUSTF + 6.036%) due 06/07/2032 ~		300	314
U.S. Bancorp 5.046% due 02/12/2031 •		3,000	3,083
UBS Group AG
3.126% due 08/13/2030 •		400	383
3.869% due 01/12/2029 •		1,600	1,592
5.428% due 02/08/2030 •		700	724
5.617% due 09/13/2030 •		1,100	1,149
Ursa Re Ltd. 9.130% (BNMMDTSC + 5.500%) due 12/07/2026 ~		1,100	1,132
VICI Properties LP
5.125% due 11/15/2031		900	912
5.625% due 04/01/2035		1,100	1,124
Vitality Re XVI Ltd.
5.370% (MSMMUSTF + 1.750%) due 01/08/2030 ~		250	250
7.370% (MSMMUSTF + 3.750%) due 01/08/2030 ~		250	251
Wells Fargo & Co. 3.526% due 03/24/2028 •		3,500	3,478
Windmill III Re DAC 7.236% (EUR003M + 5.210%) due 07/05/2028 ~	EUR	250	302
Winston RE Ltd. 15.320% (BNMMDTSC + 11.690%) due 02/26/2031 ~		$700	742

			117,965

INDUSTRIALS 4.6%
Air Canada Pass-Through Trust 3.300% due 07/15/2031		192	184
Alphabet, Inc. 3.500% due 11/06/2038	EUR	500	569
Amcor Flexibles North America, Inc. 4.800% due 03/17/2028		$1,600	1,624
American Airlines Pass-Through Trust 3.375% due 11/01/2028		190	187
Beignet Investor LLC 6.581% due 05/30/2049		17,850	18,875
Berry Global, Inc. 1.570% due 01/15/2026		3,600	3,596
BMW U.S. Capital LLC 4.650% due 03/19/2027		2,000	2,017
Broadcom, Inc.
2.450% due 02/15/2031		1,368	1,252
3.137% due 11/15/2035		831	716
3.419% due 04/15/2033		3,759	3,481
Canadian Natural Resources Ltd. 5.000% due 12/15/2029		800	821
Carnival Corp. 5.125% due 05/01/2029		800	809
Cencora, Inc. 3.625% due 05/22/2032	EUR	700	829
Cenovus Energy, Inc. 4.650% due 03/20/2031		$700	698
Centene Corp. 2.625% due 08/01/2031		100	86
Clydesdale Acquisition Holdings, Inc. 6.750% due 04/15/2032		550	566
CommonSpirit Health 4.352% due 09/01/2030		1,500	1,494
Constellation Brands, Inc. 4.800% due 05/01/2030		1,000	1,017
Corp. Nacional del Cobre de Chile 6.330% due 01/13/2035		500	535
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 5.600% due 01/15/2031		700	707
Embraer Netherlands Finance BV 5.980% due 02/11/2035		750	797
Eni SpA 5.750% due 05/19/2035		800	838
Global Payments, Inc. 4.500% due 11/15/2028		1,200	1,202
HCA, Inc.
4.600% due 11/15/2032		2,400	2,379
5.450% due 04/01/2031		1,400	1,462
5.450% due 09/15/2034		800	824
Heathrow Funding Ltd. 6.450% due 12/10/2033	GBP	100	145
Imperial Brands Finance Netherlands BV 5.250% due 02/15/2031	EUR	2,400	3,045
Intralot Capital Luxembourg SA 6.500% due 10/15/2031 •		1,300	1,513

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2025 (Unaudited)

Kinder Morgan, Inc. 5.850% due 06/01/2035		$2,800	2,963
Las Vegas Sands Corp. 5.625% due 06/15/2028		5,900	6,050
Mattel, Inc. 5.000% due 11/17/2030		350	353
Medtronic, Inc.
2.950% due 10/15/2030	EUR	200	235
4.200% due 10/15/2045		300	344
Miller Homes Group Finco PLC 6.314% due 10/15/2030 •		1,000	1,195
National Football League
4.780% due 10/05/2030 «(i)		$2,000	2,035
5.250% due 10/05/2034 «(i)		1,700	1,734
PeaceHealth Obligated Group 4.335% due 11/15/2028		700	704
Philip Morris International, Inc.
3.250% due 06/06/2032	EUR	1,700	1,977
4.250% due 10/29/2032		$300	295
Post Holdings, Inc. 6.500% due 03/15/2036		1,200	1,203
Santos Finance Ltd. 5.750% due 11/13/2035		500	498
TD SYNNEX Corp. 4.300% due 01/17/2029		1,100	1,098
Teva Pharmaceutical Finance Netherlands IV BV 5.750% due 12/01/2030		640	664
United Airlines Pass-Through Trust
2.700% due 11/01/2033		293	269
3.500% due 09/01/2031		130	126
Var Energi ASA 5.875% due 05/22/2030		1,900	1,980
Venture Global Plaquemines LNG LLC 6.750% due 01/15/2036		500	512
Viper Energy Partners LLC 5.700% due 08/01/2035		1,000	1,021
Vmed O2 U.K. Financing I PLC 6.750% due 01/15/2033		1,000	992
Volkswagen Group of America Finance LLC
4.450% due 09/11/2027		700	703
5.050% due 03/27/2028		300	305
Woodside Finance Ltd.
5.100% due 09/12/2034		1,000	988
5.700% due 05/19/2032		900	937

			81,449

UTILITIES 2.2%
AEP Texas, Inc. 3.950% due 06/01/2028		1,800	1,794
AES Corp. 5.450% due 06/01/2028		1,250	1,279
Chile Electricity Lux MPC II SARL 5.672% due 10/20/2035		1,068	1,112
Cleco Power LLC 5.300% due 01/15/2036		500	505
Duke Energy Florida LLC 2.400% due 12/15/2031		530	480
Edison International
5.250% due 03/15/2032		300	300
6.250% due 03/15/2030		4,600	4,813
Enel Finance International NV 1.625% due 07/12/2026		1,506	1,487
Eversource Energy 4.450% due 12/15/2030		800	796
NBN Co. Ltd. 4.150% due 09/16/2030		600	597
NextEra Energy Capital Holdings, Inc.
3.830% due 06/12/2030	CAD	2,000	1,470
4.670% due 06/12/2035		2,000	1,484
NRG Energy, Inc. 4.734% due 10/15/2030		$1,900	1,904
Pacific Gas & Electric Co.
3.150% due 01/01/2026		1,400	1,400
6.000% due 08/15/2035		500	526
6.400% due 06/15/2033		5,900	6,374
PacifiCorp 7.375% due 09/15/2055 •		900	918
Pinnacle West Capital Corp. 4.900% due 05/15/2028		1,000	1,019
Public Service Co. of Colorado 5.150% due 09/15/2035		3,700	3,753
RWE Finance U.S. LLC 5.125% due 09/18/2035		300	298
SCE Recovery Funding LLC 5.341% due 03/15/2047		1,600	1,604

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2025 (Unaudited)

Southern California Edison Co.
4.900% due 06/01/2026	1,200	1,202
5.250% due 03/15/2030	1,200	1,231
Trans-Allegheny Interstate Line Co. 5.000% due 01/15/2031	2,000	2,056

		38,402

Total Corporate Bonds & Notes (Cost $233,249)		237,816

MUNICIPAL BONDS & NOTES 0.0%
CALIFORNIA 0.0%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 4.214% due 06/01/2050	200	146

Total Municipal Bonds & Notes (Cost $148)		146

U.S. GOVERNMENT AGENCIES 20.8%
Federal Home Loan Mortgage Corp.
3.500% due 08/01/2049	280	261
4.000% due 10/01/2047 - 04/01/2053	4,454	4,250
4.500% due 11/01/2029 - 07/01/2033	353	355
5.000% due 10/01/2033 - 06/01/2053	11,424	11,442
5.500% due 12/01/2033 - 12/01/2053	16,452	16,725
6.000% due 02/01/2033 - 11/01/2037	32	33
6.500% due 10/01/2036 - 02/01/2054	1,363	1,417
6.660% due 05/01/2035 •	3	3
6.835% due 05/01/2037 •	3	4
7.000% due 01/01/2033	1	1
Federal Home Loan Mortgage Corp. Multiclass Certificates 4.615% due 09/25/2033 ~	2,600	2,628
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 2.903% due 07/25/2054 ~	3,130	3,047
Federal Home Loan Mortgage Corp. REMICS
4.598% due 10/15/2040 •	624	619
4.698% due 12/15/2037 •	27	27
4.824% due 04/25/2055 •	1,952	1,961
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates 6.500% due 07/25/2043	1	1
Federal National Mortgage Association
3.000% due 04/01/2052	57	51
3.500% due 05/01/2049 - 07/01/2053	712	662
4.000% due 03/01/2029 - 04/01/2053	9,546	9,127
4.500% due 01/01/2027 - 01/01/2053	1,760	1,727
5.000% due 07/01/2029 - 05/01/2053	17,696	17,731
5.277% due 10/01/2044 •	6	6
5.500% due 12/01/2032 - 10/01/2053	3,089	3,193
6.000% due 12/01/2028 - 10/01/2040	113	119
6.008% due 03/01/2034 •	3	3
6.190% due 10/01/2037 •	1	1
6.265% due 05/01/2037 •	4	4
6.405% due 06/01/2035 •	138	142
6.417% due 02/01/2035 •	2	2
6.497% due 05/01/2038 •	322	336
6.500% due 03/01/2029 - 02/01/2054	1,665	1,731
6.575% due 02/01/2037 •	2	2
6.618% due 06/01/2036 •	3	3
7.000% due 09/01/2031	1	1
7.500% due 01/01/2031 - 08/01/2032	1	0
8.000% due 08/01/2031	1	1
Federal National Mortgage Association Grantor Trust 7.500% due 07/25/2041	2	2
Federal National Mortgage Association REMICS 4.109% due 07/25/2037 •	50	50
Federal National Mortgage Association REMICS Trust
4.698% due 12/25/2042 ~	44	44
6.500% due 07/25/2034	6,579	6,968
Federal National Mortgage Association Trust 6.500% due 06/25/2044	11	11
Federal National Mortgage Association-ACES 2.242% due 01/25/2031 ~(a)	20,251	1,027
Government National Mortgage Association
3.500% due 10/15/2047	398	366
4.000% due 06/20/2048	1,240	1,178
4.500% due 08/20/2048 - 12/20/2053	10,491	10,273
5.000% due 11/20/2049	228	232
5.250% due 11/20/2034 •	1	1
5.375% due 07/20/2034 •	5	6
5.625% due 03/20/2028 - 06/20/2032 •	7	6
6.500% due 01/20/2034 - 08/20/2034	4	4
7.000% due 07/15/2031 - 12/15/2032	3	3
Government National Mortgage Association REMICS
4.670% due 04/20/2065 •	243	243
4.714% due 08/20/2065 •	672	673
5.227% due 06/20/2067 •	430	435

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2025 (Unaudited)

5.750% due 08/20/2037	11	11
Government National Mortgage Association, TBA
3.000% due 01/01/2056	30,500	27,411
4.000% due 01/01/2056	39,000	36,847
5.000% due 01/01/2056	4,300	4,291
Tennessee Valley Authority
4.375% due 08/01/2034	5,400	5,455
4.875% due 05/15/2035	9,900	10,254
Uniform Mortgage-Backed Security, TBA
4.500% due 02/01/2056	21,500	20,972
5.000% due 02/01/2056	26,500	26,404
6.000% due 02/01/2056 - 03/01/2056	77,000	79,030
6.500% due 02/01/2056 - 03/01/2056	56,800	59,073

Total U.S. Government Agencies (Cost $365,118)		368,886

U.S. TREASURY OBLIGATIONS 51.9%
U.S. Treasury Bonds
1.375% due 11/15/2040	14,600	9,483
1.875% due 02/15/2041	4,000	2,796
2.250% due 08/15/2049	56,700	35,575
3.000% due 08/15/2048	14,600	10,814
3.250% due 05/15/2042	12,000	10,012
3.375% due 08/15/2042	78,200	66,122
3.375% due 11/15/2048	73,700	58,332
4.000% due 11/15/2042	4,900	4,493
4.125% due 08/15/2044	32,300	29,654
4.375% due 08/15/2043	22,700	21,690
4.500% due 02/15/2044	5,100	4,936
4.625% due 05/15/2044	31,700	31,134
4.625% due 11/15/2044 (k)	23,200	22,741
4.625% due 02/15/2055	31,700	30,543
4.875% due 08/15/2045 (k)	3,400	3,434
U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2032 (m)	15,975	14,602
0.625% due 07/15/2032	19,387	18,195
1.125% due 01/15/2033	21,435	20,575
1.750% due 01/15/2034	35,273	35,087
1.875% due 07/15/2034	2,283	2,293
2.125% due 01/15/2035	4,127	4,201
U.S. Treasury Notes
1.250% due 04/30/2028	19,200	18,243
1.250% due 09/30/2028	19,200	18,064
1.500% due 11/30/2028	31,400	29,641
2.375% due 03/31/2029	37,200	35,847
2.875% due 08/15/2028	19,700	19,387
3.250% due 06/30/2029	31,400	31,046
3.500% due 04/30/2028	32,700	32,699
3.625% due 03/31/2030 (m)(o)	10,400	10,382
3.750% due 05/31/2030	10,400	10,427
3.750% due 06/30/2030	23,100	23,160
3.875% due 09/30/2029	81,000	81,710
4.000% due 06/30/2028	14,000	14,166
4.000% due 02/15/2034	7,800	7,777
4.125% due 07/31/2028 (m)(o)	13,900	14,109
4.125% due 08/31/2030	24,300	24,732
4.375% due 11/30/2030	29,600	30,456
4.625% due 09/30/2028	32,600	33,526
4.625% due 09/30/2030	14,700	15,278
4.875% due 10/31/2028	18,600	19,261
4.875% due 10/31/2030 (o)	14,700	15,445

Total U.S. Treasury Obligations (Cost $930,523)		922,068

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.6%
Adjustable Rate Mortgage Trust 4.752% due 10/25/2035 ~	2	2
Angel Oak Mortgage Trust 1.820% due 11/25/2066 ~	2,069	1,866
BAMLL Commercial Mortgage Securities Trust
2.627% due 01/15/2032	1,600	1,418
2.848% due 08/14/2034	2,000	1,672
Banc of America Funding Trust
5.301% due 05/25/2035 ~	551	518
5.798% due 02/20/2036 ~	32	31
Banc of America Mortgage Trust 5.732% due 02/25/2034 ~	9	9
Bank
3.071% due 08/15/2061	2,190	2,152
5.635% due 03/15/2058	763	806
BBCMS Mortgage Trust 4.534% due 09/15/2058	5,000	5,026
Bear Stearns ALT-A Trust
4.791% due 09/25/2035 ~	146	78
5.190% due 10/25/2035 ~	555	457
5.406% due 05/25/2035 ~	199	191

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2025 (Unaudited)

Bear Stearns ARM Trust
4.829% due 07/25/2034 ~		9	9
5.031% due 01/25/2035 ~		8	7
5.613% due 02/25/2034 ~		7	7
6.162% due 10/25/2036 ~		36	36
6.373% due 04/25/2033 ~		2	2
BMO Mortgage Trust 5.187% due 07/15/2058		3,600	3,701
Chase Mortgage Finance Trust
4.613% due 03/25/2037 ~		177	164
6.010% due 02/25/2037 ~		40	39
CHL Mortgage Pass-Through Trust
4.426% due 04/25/2035 •		3	3
4.796% due 11/25/2034 ~		108	104
5.087% due 02/20/2035 ~		16	16
6.866% due 03/25/2034 ~		231	231
Citigroup Mortgage Loan Trust, Inc.
5.750% due 09/25/2035 •		214	218
6.746% due 03/25/2034 ~		8	7
CitiMortgage Alternative Loan Trust 4.496% due 12/25/2036 •		761	627
Countrywide Alternative Loan Trust
4.386% due 08/25/2035 •		1,747	896
5.029% due 12/25/2035 •		17	15
Credit Suisse First Boston Mortgage Securities Corp. 4.868% due 03/25/2032 ~		5	4
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust 4.246% due 06/25/2037 •		2,473	2,220
Eurohome U.K. Mortgages PLC 4.050% due 06/15/2044 •	GBP	87	117
GS Mortgage-Backed Securities Corp. Trust 2.500% due 09/25/2052 ~		$2,832	2,369
GS Mortgage-Backed Securities Trust 3.000% due 09/25/2052 ~		3,229	2,832
GSR Mortgage Loan Trust
4.951% due 09/25/2035 ~		113	108
IndyMac ARM Trust 5.717% due 01/25/2032 ~		8	8
IndyMac INDX Mortgage Loan Trust 4.346% due 02/25/2037 •		4,214	2,788
JP Morgan Chase Commercial Mortgage Securities Trust
3.916% due 06/10/2042 ~		3,500	3,263
4.848% due 02/15/2035 •		2,493	2,473
5.248% due 12/15/2031 •		1,268	1,265
JP Morgan Mortgage Trust 5.253% due 02/25/2034 ~		7	6
MASTR Reperforming Loan Trust 8.000% due 07/25/2035		70	48
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 4.725% due 08/15/2032 •		13	13
Morgan Stanley Mortgage Loan Trust 5.782% due 06/25/2036 ~		25	25
MortgageIT Trust 4.406% due 10/25/2035 •		55	55
OBX Trust 3.000% due 01/25/2052 ~		3,007	2,632
One New York Plaza Trust 4.815% due 01/15/2036 •		3,000	2,943
Prime Mortgage Trust 4.246% due 02/25/2034 •		8	8
Project Cashmere 4.543% due 12/30/2057 «(b)	AUD	26,500	17,685
Resloc U.K. PLC 4.060% due 12/15/2043 •	GBP	502	658
RFMSI Trust
4.745% due 09/25/2035 ~		$204	165
5.532% due 09/25/2035 ~		127	79
SFO Commercial Mortgage Trust 5.014% due 05/15/2038 •		4,200	4,194
Structured Adjustable Rate Mortgage Loan Trust
4.136% due 02/25/2037 ~		807	526
5.659% due 07/25/2034 ~		34	33
Structured Asset Mortgage Investments II Trust
4.346% due 07/19/2035 •		59	59
4.696% due 05/25/2047 •		3,803	3,162
Structured Asset Mortgage Investments Trust 4.686% due 10/19/2033 •		8	7
UWM Mortgage Trust
2.500% due 11/25/2051 ~		3,027	2,536
3.000% due 01/25/2052 ~		3,097	2,709
Verus Securitization Trust 5.811% due 05/25/2068 þ		364	364
WaMu Mortgage Pass-Through Certificates Trust
4.127% due 12/25/2036 ~		517	458
4.176% due 02/25/2037 ~		539	503
4.426% due 10/25/2045 •		57	55

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2025 (Unaudited)

Wells Fargo Alternative Loan Trust 6.000% due 06/25/2037		1,320	1,215
Wells Fargo Commercial Mortgage Trust
3.749% due 06/15/2036 ~		3,500	3,292
5.343% due 10/15/2042 •		1,100	1,103

Total Non-Agency Mortgage-Backed Securities (Cost $84,083)			82,288

ASSET-BACKED SECURITIES 7.6%
AUTOMOBILE SEQUENTIAL 1.9%
Avis Budget Rental Car Funding AESOP LLC
5.440% due 02/22/2028		2,700	2,734
5.780% due 04/20/2028		2,600	2,647
6.020% due 02/20/2030		5,300	5,562
BMW Canada Auto Trust 4.844% due 07/20/2027	CAD	395	289
CarMax Auto Owner Trust 4.750% due 10/15/2027		$242	243
Citizens Auto Receivables Trust
5.830% due 02/15/2028		1,926	1,939
5.840% due 01/18/2028		1,955	1,966
Ent Auto Receivables Trust 6.240% due 01/16/2029		1,451	1,459
Enterprise Fleet Financing LLC 4.380% due 07/20/2029		146	146
Ford Auto Securitization Trust II Asset-Backed Notes 6.027% due 07/15/2028	CAD	1,793	1,329
GM Financial Revolving Receivables Trust 5.120% due 04/11/2035		$2,600	2,673
GMF Floorplan Owner Revolving Trust 5.340% due 06/15/2030		5,100	5,268
Honda Auto Receivables Owner Trust 4.930% due 11/15/2027		1,564	1,571
Hyundai Auto Lease Securitization Trust
5.800% due 12/15/2026		324	325
5.840% due 09/15/2027		1,000	1,003
SBNA Auto Lease Trust 5.390% due 11/20/2026		276	276
Tesla Auto Lease Trust 6.220% due 03/22/2027		1,671	1,672
Volkswagen Auto Lease Trust 5.800% due 04/20/2028		3,400	3,406

			34,508

CMBS OTHER 0.8%
Arbor Realty Commercial Real Estate Notes Ltd. 5.215% due 11/15/2036 •		1,969	1,982
AREIT Trust 5.847% due 08/17/2041 •		1,054	1,054
BDS LLC 5.531% due 03/19/2039 •		1,728	1,731
GPMT Ltd. 5.198% due 12/15/2036 •		2,267	2,271
LRECS LLC 5.500% due 08/19/2043 •		2,200	2,204
MF1 LLC 5.881% due 06/19/2037 •		2,896	2,897
MF1 Ltd. 4.929% due 10/16/2036 •		934	933
PFP Ltd. 5.610% due 09/17/2039 •		478	480
Starwood Ltd. 5.334% due 11/15/2038 •		1,378	1,381

			14,933

HOME EQUITY OTHER 0.8%
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates 4.791% due 10/25/2034 •		646	636
Citigroup Mortgage Loan Trust, Inc. 4.166% due 12/25/2036 •		273	155
Countrywide Asset-Backed Certificates Trust
4.126% due 06/25/2035 •		214	198
4.126% due 03/25/2037 •		51	50
4.366% due 12/25/2036 •		552	533
Fremont Home Loan Trust
4.386% due 02/25/2036 •		1,000	935
4.636% due 12/25/2029 •		15	15
GSAMP Trust 5.496% due 10/25/2034 •		15	15
MASTR Specialized Loan Trust
4.366% due 02/25/2036 •		106	104
4.366% due 06/25/2046 •		175	171

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2025 (Unaudited)

4.586% due 01/25/2037 •		212	83
Morgan Stanley ABS Capital I, Inc. Trust 4.776% due 11/25/2034 •		22	22
Morgan Stanley Capital I, Inc. Trust 4.206% due 03/25/2036 •		26	22
Ownit Mortgage Loan Trust 4.746% due 10/25/2036 •		2,391	2,394
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 5.646% due 12/25/2034 •		854	857
Renaissance Home Equity Loan Trust 5.612% due 04/25/2037 þ		927	232
Residential Asset Mortgage Products Trust
4.286% due 12/25/2035 •		273	253
4.386% due 02/25/2036 •		733	712
Residential Asset Securities Corporation Trust
4.086% due 10/25/2036 •		847	834
4.461% due 03/25/2036 •		3,900	3,862
Soundview Home Loan Trust 4.521% due 06/25/2035 •		3	3
Structured Asset Investment Loan Trust 4.746% due 05/25/2035 •		687	680
Structured Asset Securities Corp. Mortgage Loan Trust
4.266% due 02/25/2037 •		576	568
4.851% due 11/25/2035 •		202	202

			13,536

WHOLE LOAN COLLATERAL 0.3%
First Franklin Mortgage Loan Trust 4.156% due 10/25/2036 •		5,755	4,853
GSAMP Trust 4.596% due 01/25/2034 •		1,154	1,195

			6,048

OTHER ABS 3.8%
Anchorage Credit Funding 19 Ltd. 5.036% due 10/25/2040		1,600	1,600
Atlas Senior Loan Fund XVIII Ltd. 4.994% due 01/18/2035 •		1,000	1,000
Bain Capital Euro CLO DAC 3.265% due 01/22/2038 •	EUR	1,700	2,000
Barings Euro CLO DAC
0.000% due 08/15/2039 •(b)		1,000	1,175
3.250% due 10/21/2038 •		1,500	1,761
Bayfront Iabs VII Pte. Ltd. 0.000% due 04/11/2048 «•		$1,500	1,500
Cairn CLO XI DAC 3.187% due 01/15/2040 •	EUR	1,300	1,529
Capital Four CLO X DAC 3.279% due 10/25/2038 •		400	470
Capital Street Master Trust
5.074% due 08/16/2029 •		$1,000	999
5.324% due 10/16/2028 •		1,600	1,601
CBAMR Ltd. 5.535% due 07/15/2037 •		4,000	4,004
College Avenue Student Loans LLC 5.524% due 06/25/2054 •		3,227	3,250
CVC Cordatus Opportunity Loan Fund-R DAC 2.904% due 08/15/2033 •	EUR	3,254	3,820
Dryden 95 CLO Ltd. 4.929% due 08/20/2034 •		$1,100	1,100
Grosvenor Place CLO DAC 3.383% due 08/15/2039 •	EUR	1,700	1,998
Hayfin Emerald CLO VI DAC 3.259% due 10/15/2038 •		1,400	1,647
Invesco Euro CLO XI DAC 3.283% due 10/22/2036 •		1,100	1,294
Invitation Homes Trust 4.000% due 09/17/2041		$3,993	3,935
LCM 35 Ltd. 4.985% due 10/15/2034 •		1,000	1,000
Lendmark Funding Trust 1.900% due 11/20/2031		3,800	3,705
Man GLG Euro CLO V DAC 2.790% due 12/15/2031 •	EUR	371	436
Mariner Finance Issuance Trust 1.860% due 03/20/2036		$4,000	3,939
Palmer Square European Loan Funding DAC
3.034% due 08/15/2033 •	EUR	1,022	1,200
3.047% due 07/15/2035 •		1,000	1,175
PK ALIFT Loan Funding 6 LP 5.365% due 11/15/2042		$1,689	1,704
Providus CLO V DAC 3.314% due 11/15/2039 •	EUR	1,100	1,294

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2025 (Unaudited)

Rockford Tower Europe CLO DAC 3.326% due 08/29/2036 •		1,000	1,176
Romark Credit Funding Ltd. 5.423% due 07/29/2043		$1,300	1,308
Stonepeak ABS 2.301% due 02/28/2033		1,146	1,119
Sunrun Demeter Issuer LLC 2.270% due 01/30/2057		3,084	2,816
Switch ABS Issuer LLC 5.121% due 10/25/2055		6,000	6,001
Symphony CLO 36 Ltd. 5.305% due 01/16/2031 •		84	84
Tralee CLO V Ltd. 4.964% due 10/20/2034 •		1,000	1,000
Venture 33 CLO Ltd. 5.226% due 07/15/2031 •		853	853
Venture XXVII CLO Ltd. 5.196% due 07/20/2030 •		77	77
Vibrant CLO XII Ltd. 5.034% due 04/20/2034 •		1,400	1,400
Voya CLO Ltd. 4.944% due 04/20/2034 •		2,100	2,100

			67,070

Total Asset-Backed Securities (Cost $134,348)			136,095

SOVEREIGN ISSUES 9.6%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2026 (d)	BRL	249,800	44,097
Canada Government Bonds
3.000% due 06/01/2034	CAD	6,500	4,629
3.250% due 12/01/2034		5,100	3,688
Cassa Depositi e Prestiti SpA
4.375% due 10/01/2030		$1,900	1,910
5.750% due 05/05/2026		1,600	1,609
CPPIB Capital, Inc. 4.300% due 06/02/2034	CAD	500	380
Eagle Funding Luxco SARL 5.500% due 08/17/2030		$5,700	5,813
Hungary Government International Bonds 4.500% due 06/16/2034	EUR	2,200	2,611
Israel Government International Bonds
2.750% due 07/03/2030		$4,100	3,826
5.375% due 02/19/2030		1,400	1,450
Ivory Coast Government International Bonds
4.875% due 01/30/2032	EUR	4,800	5,476
5.250% due 03/22/2030		2,600	3,068
Japan Government Thirty Year Bonds
2.300% due 12/20/2054	JPY	1,040,000	5,332
2.400% due 03/20/2055		204,000	1,070
2.800% due 06/20/2055		520,000	2,972
Japan Government Twenty Year Bonds
2.000% due 12/20/2044		1,340,000	7,444
2.400% due 03/20/2045		326,000	1,926
Mexico Udibonos 4.000% due 11/30/2028 (e)	MXN	520	29
Peru Government International Bonds
5.400% due 08/12/2034	PEN	4,500	1,336
6.150% due 08/12/2032		56,200	18,044
6.950% due 08/12/2031		6,801	2,249
Province of British Columbia 4.150% due 06/18/2034	CAD	600	451
Province of Ontario 3.800% due 12/02/2034		1,700	1,244
Province of Quebec 4.450% due 09/01/2034		10,100	7,730
Republic of South Africa Government Bonds
8.500% due 01/31/2037	ZAR	25,900	1,555
8.750% due 02/28/2048		3,000	175
8.875% due 02/28/2035		450,300	28,378
9.000% due 01/31/2040		2,600	158
Romania Government International Bonds
2.000% due 01/28/2032	EUR	4,000	4,022
5.250% due 03/10/2030		1,300	1,599
5.375% due 06/07/2033		1,000	1,188

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2025 (Unaudited)

U.K. Gilts 4.375% due 07/31/2054	GBP	4,000	4,733

Total Sovereign Issues (Cost $163,786)			170,192

		SHARES
SHORT-TERM INSTRUMENTS 0.7%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.850% (h)		2,068,072	2,068

		PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (j) 0.5%			9,100

U.S. TREASURY BILLS 0.1%
3.719% due 01/02/2026 - 04/21/2026 (c)(d)(o)		$1,690	1,678

Total Short-Term Instruments (Cost $12,847)			12,846

Total Investments in Securities (Cost $1,930,526)			1,936,853

		SHARES
INVESTMENTS IN AFFILIATES 5.1%
MUTUAL FUNDS (g) 4.8%
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund		1,716,442	85,299

Total Mutual Funds (Cost $84,585)			85,299

SHORT-TERM INSTRUMENTS 0.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.3%
PIMCO Short-Term Floating NAV Portfolio III		488,038	4,754

Total Short-Term Instruments (Cost $4,753)			4,754

Total Investments in Affiliates (Cost $89,338)			90,053

Total Investments 114.1% (Cost $2,019,864)			$2,026,906
Financial Derivative Instruments (l)(n) (0.1)%(Cost or Premiums, net $5,562)			(2,156)
Other Assets and Liabilities, net (14.0)%			(249,087)

Net Assets 100.0%			$1,775,663

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«								Security valued using significant unobservable inputs (Level 3).
µ								All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								Security is an Interest Only ("IO") or IO Strip.
(b)								When-issued security.
(c)								Coupon represents a weighted average yield to maturity.
(d)								Zero coupon security.
(e)								Principal amount of security is adjusted for inflation.
(f)								Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)								Institutional Class Shares of each Fund.
(h)								Coupon represents a 7-Day Yield.
(i)								RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Alfa-Bank CJSC				6.330%	10/21/2026	10/27/2025		$324	$324	0.02%
Corp0hrg0				5.330	06/07/2035	03/11/2025		600	617	0.03
National Football League				4.780	10/05/2030	06/27/2025		2,000	2,035	0.11
National Football League				5.250	10/05/2034	06/27/2025		1,700	1,734	0.10
Pantheon Senior Debt Secondaries III				6.026	03/26/2026	03/18/2025		500	500	0.03
Project Alpha Investindustrial				4.150	02/27/2026	02/28/2025		294	333	0.02

								$5,418	$5,543	0.31%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	3.870%	12/31/2025	01/02/2026	$9,100	U.S. Treasury Notes 4.000% due 01/31/2031			$(9,267)	$9,100	$9,102

Total Repurchase Agreements								$(9,267)	$9,100	$9,102

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

BSN				3.810%	01/02/2026	01/16/2026		$(3,510)		$(3,511)
				3.930	12/18/2025	01/02/2026		(19,254)		(19,285)

Total Reverse Repurchase Agreements										$(22,796)

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (2.3)%
Uniform Mortgage-Backed Security, TBA						2.000%	01/01/2056	$5,100	$(4,140)	$(4,124)
Uniform Mortgage-Backed Security, TBA						2.500	02/01/2056	43,300	(36,637)	(36,605)

Total Short Sales (2.3)%									$(40,777)	$(40,729)

(k)								Securities with an aggregate market value of $19,175 have been pledged as collateral under the terms of master agreements as of December 31, 2025.

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2025 (Unaudited)

(1)							Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(104,028) at a weighted average interest rate of 4.391%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(l)							FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description					Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note February Futures					$111.500	01/23/2026	104	$104	$(17)	$(16)
Put - CBOE U.S. Treasury 10-Year Note February Futures					112.000	01/23/2026	47	47	(8)	(15)
Call - CBOE U.S. Treasury 10-Year Note February Futures					113.500	01/23/2026	151	151	(29)	(12)

Total Written Options									$(54)	$(43)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

3-Month SOFR Active Contract June Futures				09/2027	1,604	$388,389	$(551)		$0	$(100)
3-Month SOFR Active Contract March Futures				06/2027	469	113,598	(45)		0	(30)
3-Month SOFR Active Contract September Futures				12/2027	469	113,504	(71)		0	(35)
Australia Government 10-Year Bond March Futures				03/2026	298	21,773	37		25	0
Long Guilt March Futures				03/2026	33	4,064	27		7	(3)
U.S. Treasury 2-Year Note March Futures				03/2026	667	139,262	124		0	(47)
U.S. Treasury 5-Year Note March Futures				03/2026	2,578	281,787	(300)		0	(302)
U.S. Treasury 10-Year Note March Futures				03/2026	1,797	202,050	(383)		0	(365)
U.S. Ultra Treasury 10-Year Note March Futures				03/2026	179	20,588	(113)		0	(34)

							$(1,275)		$32	$(916)

SHORT FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

Canada Government 10-Year Bond March Futures				03/2026	52	$(4,581)	$1		$3	$(2)
Euro-Bund March Futures				03/2026	45	(6,746)	93		12	0
Euro-Oat March Futures				03/2026	159	(22,533)	209		54	0
Japan Government 10-Year Bond March Futures				03/2026	43	(36,349)	242		79	0
U.S. Treasury Long-Term Bond March Futures				03/2026	899	(103,919)	784		197	0
U.S. Treasury Ultra Long-Term Bond March Futures				03/2026	1,722	(203,196)	3,416		646	0

							$4,745		$991	$(2)

Total Futures Contracts							$3,470		$1,023	$(918)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Boeing Co.	1.000%	Quarterly	06/20/2027	0.328%	$3,500	$(149)	$184	$35	$0	$0
General Electric Co.	1.000	Quarterly	06/20/2026	0.051	2,700	23	(10)	13	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.064	3,200	43	(13)	30	1	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.281	550	105	(79)	26	0	0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.226	1,000	4	0	4	0	0
Oracle Corp.	1.000	Quarterly	06/20/2030	1.367	3,500	77	(128)	(51)	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2027	0.343	200	(4)	7	3	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.392	2,200	1	31	32	0	0

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2025 (Unaudited)

Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.425		500	(1)	9	8	0	0

							$99	$1	$100	$1	$(1)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	49,100	$(184)	$456	$272	$55	$0
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/18/2028	JPY	6,980,000	138	74	212	28	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.380	Semi-Annual	06/18/2028		2,460,000	107	(456)	(349)	0	(12)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	03/20/2038		85,900	9	72	81	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Semi-Annual	10/22/2038		150,000	0	146	146	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.785	Semi-Annual	11/12/2038		230,000	1	228	229	4	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	12/20/2038		80,500	4	79	83	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		312,000	97	403	500	4	0
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027		$12,100	(42)	(408)	(450)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027		25,300	(96)	(627)	(723)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	06/24/2027		73,900	50	400	450	0	(23)
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/29/2027		7,300	(38)	(51)	(89)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		2,700	(5)	(30)	(35)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/24/2030		38,300	20	299	319	0	(58)
Receive	1-Day USD-SOFR Compounded-OIS	3.800	Annual	02/28/2031		20,260	119	(345)	(226)	34	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2032		27,700	1,250	(563)	687	50	0
Receive	1-Day USD-SOFR Compounded-OIS	3.608	Annual	08/15/2033		3,340	0	14	14	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.609	Annual	08/15/2033		8,200	0	35	35	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.619	Annual	08/15/2033		3,800	0	14	14	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		1,100	(5)	(9)	(14)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		3,400	(14)	(31)	(45)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034		3,400	(16)	38	22	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034		600	(3)	10	7	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		2,400	(10)	(55)	(65)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		6,800	(22)	(152)	(174)	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034		3,100	(9)	(27)	(36)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034		3,100	(11)	(26)	(37)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		1,200	(5)	(6)	(11)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034		800	(3)	(1)	(4)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		2,300	(8)	23	15	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034		2,990	(13)	17	4	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034		7,300	(24)	115	91	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034		4,600	(16)	67	51	10	0

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034		2,000	(7)	38	31	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034		2,000	(7)	35	28	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034		3,400	(12)	43	31	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		1,000	(4)	18	14	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		1,000	(4)	17	13	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		2,700	(10)	37	27	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		1,000	(4)	14	10	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		500	(2)	7	5	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034		2,500	(10)	33	23	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		2,400	(9)	25	16	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034		2,600	(10)	62	52	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		3,900	(15)	77	62	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034		2,400	(9)	69	60	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		1,000	(5)	43	38	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		1,400	(6)	59	53	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		200	(1)	8	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034		3,200	(14)	125	111	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		200	(1)	9	8	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		100	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		1,150	(4)	(5)	(9)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		2,400	(9)	(14)	(23)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		7,300	(25)	(24)	(49)	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		500	(1)	(4)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		6,700	(19)	(84)	(103)	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		3,200	(9)	(28)	(37)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		3,400	(10)	(16)	(26)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/24/2035		16,800	1	141	142	41	0
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035		4,000	(12)	92	80	9	0
Receive	1-Day USD-SOFR Compounded-OIS	2.617	Annual	02/15/2048		13,530	0	3,294	3,294	37	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		27,500	5,367	5,579	10,946	70	0
Receive	1-Day USD-SOFR Compounded-OIS	3.956	Annual	11/15/2054		10,100	0	364	364	34	0
Receive	1-Day USD-SOFR Compounded-OIS	3.803	Annual	02/15/2055		10,900	0	719	719	36	0
Receive	1-Day USD-SOFR Compounded-OIS	3.814	Annual	02/15/2055		2,900	0	186	186	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.846	Annual	02/15/2055		2,000	0	116	116	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.872	Annual	02/15/2055		7,400	0	395	395	25	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/24/2055		9,300	18	1,088	1,106	30	0
Pay(5)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033	AUD	54,000	239	(441)	(202)	0	(29)
Receive	6-Month EUR-EURIBOR	2.700	Annual	08/13/2029	EUR	2,200	(3)	(25)	(28)	1	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	08/14/2029		2,100	(3)	(19)	(22)	1	0
Receive	6-Month EUR-EURIBOR	2.300	Annual	09/25/2029		1,800	(3)	14	11	1	0
Receive	6-Month EUR-EURIBOR	2.050	Annual	10/05/2029		4,400	0	28	28	3	0
Receive	6-Month EUR-EURIBOR	2.360	Annual	10/07/2029		2,800	(5)	15	10	1	0
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		9,700	(37)	(168)	(205)	0	(13)

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2025 (Unaudited)

Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056	10,690	(138)	775	637	36	0
Pay	28-Day MXN-TIIE	7.750	Lunar	04/01/2030	MXN	29,900	1	7	8	2	0
Pay	28-Day MXN-TIIE	7.775	Lunar	04/01/2030	2,700	0	1	1	0	0
Pay	28-Day MXN-TIIE	7.790	Lunar	04/01/2030	38,600	0	13	13	2	0
Pay	28-Day MXN-TIIE	7.582	Lunar	04/02/2030	31,500	0	(3)	(3)	2	0
Pay	28-Day MXN-TIIE	7.910	Lunar	03/29/2032	4,400	0	1	1	0	0
Pay	28-Day MXN-TIIE	8.100	Lunar	03/26/2035	3,500	0	0	0	0	0
Receive	CAONREPO	2.900	Semi-Annual	06/01/2033	CAD	300	0	1	1	0	0
Receive	CAONREPO	3.000	Semi-Annual	06/01/2033	2,000	7	(9)	(2)	1	0
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034	12,400	9	26	35	10	0

$6,504	$12,438	$18,942	$790	$(155)

Total Swap Agreements	$6,603	$12,439	$19,042	$791	$(156)

(m)

Securities with an aggregate market value of $12,863 and cash of $27,029 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	01/2026	$271	JPY	42,169	$0	$(2)
BOA	01/2026	INR	2,739	$30	0	0
01/2026	KRW	736,370	506	0	(5)
01/2026	PLN	3,150	861	0	(16)
01/2026	THB	10,389	321	0	(9)
01/2026	TWD	31,693	1,039	30	0
01/2026	$1,325	PLN	4,842	24	0
01/2026	182	TWD	5,728	1	0
01/2026	710	ZAR	11,836	4	0
02/2026	ILS	2,868	$900	0	(1)
03/2026	PEN	10,532	3,124	0	(1)
04/2026	$246	MXN	4,529	3	0
BPS	01/2026	AUD	10,482	$6,843	0	(153)
01/2026	CHF	324	411	2	0
01/2026	CNH	17,257	2,449	0	(27)
01/2026	GBP	890	1,204	4	0
01/2026	IDR	1,884,797	113	0	0
01/2026	ILS	4,794	1,474	0	(31)
01/2026	INR	76,630	850	0	(2)
01/2026	JPY	311,200	2,014	26	0
01/2026	NZD	5,323	3,025	0	(41)
01/2026	PLN	4,066	1,114	0	(18)
01/2026	TWD	136,703	4,481	129	0
01/2026	$3,744	CNH	26,224	17	0
01/2026	400	INR	36,136	1	0
01/2026	2,098	PLN	7,587	15	0
01/2026	7,597	TWD	238,320	11	(19)
01/2026	1,564	ZAR	26,073	9	0
01/2026	ZAR	11,099	$663	0	(6)
02/2026	$888	INR	80,014	0	0
02/2026	2,219	TWD	69,651	0	(4)
03/2026	TWD	14,090	$454	6	0
04/2026	BRL	36,700	6,425	0	(135)
BRC	01/2026	EUR	918	1,065	0	(14)
01/2026	ILS	1,257	392	0	(3)
01/2026	$557	PLN	2,029	8	0
01/2026	689	TRY	30,948	30	0
01/2026	ZAR	44,241	$2,554	0	(114)
02/2026	ILS	1,241	385	0	(5)
02/2026	$9,618	TRY	434,909	285	0
03/2026	2,094	MXN	38,769	44	0
BSH	01/2026	JPY	50,030	$321	2	0
01/2026	PEN	3,532	1,021	0	(29)

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2025 (Unaudited)

	02/2026		16,113		4,608	0	(178)
	04/2026	BRL	69,800		12,290	11	(198)
	05/2026	PEN	18,606		5,454	0	(52)
CBK	01/2026	AUD	8,850		5,873	0	(33)
	01/2026	CAD	21		15	0	0
	01/2026	NOK	5,297		519	0	(6)
	01/2026	NZD	1,645		950	2	0
	01/2026	PLN	20		6	0	0
	01/2026	TWD	165,298		5,439	177	0
	01/2026		$2,434	CNH	16,992	4	0
	01/2026		211	ILS	675	1	0
	01/2026		14,625	INR	1,306,928	11	(130)
	01/2026		6,713	NZD	11,599	0	(33)
	01/2026		260	PLN	933	0	0
	01/2026		0	THB	14	0	0
	01/2026		1,797	TWD	56,172	1	(10)
	01/2026		250	ZAR	4,244	6	0
	02/2026	ILS	2,276		$716	1	0
	02/2026	PEN	22,243		6,461	0	(150)
	02/2026		$56	TWD	1,740	0	0
	03/2026	TWD	15,314		$492	5	0
DUB	01/2026	ILS	2,076		645	0	(7)
	01/2026	NZD	415		240	1	0
	01/2026		$1,118	ILS	3,567	2	0
	01/2026		4,189	INR	373,049	0	(49)
	01/2026		2,480	KRW	3,642,484	46	0
	01/2026		659	ZAR	11,077	9	0
	01/2026	ZAR	78,841		$4,525	0	(229)
	02/2026	ILS	3,566		1,118	0	(2)
	02/2026		$75	TWD	2,349	0	0
FAR	01/2026	AUD	14,583		$9,472	0	(261)
	01/2026	CHF	360		449	0	(6)
	01/2026	CNH	8,602		1,222	0	(12)
	01/2026	NZD	4,270		2,447	0	(13)
	01/2026	PEN	5,420		1,592	0	(19)
	01/2026	SGD	15		12	0	0
	01/2026		$592	ILS	1,898	4	0
	01/2026		7,907	MXN	146,663	219	0
	01/2026		3,312	PLN	12,079	52	0
	01/2026		651	ZAR	10,921	8	0
	01/2026	ZAR	54,670		$3,179	0	(117)
	02/2026	ILS	1,897		592	0	(4)
GLM	01/2026		520		161	0	(2)
	01/2026		$1,154	CHF	925	15	0
	01/2026		1,744	CNH	12,297	20	0
	01/2026		3,185	PLN	11,635	56	0
	01/2026		333	THB	10,590	4	0
	01/2026	ZAR	40,652		$2,358	0	(93)
	02/2026		$3,084	BRL	16,991	0	(7)
	02/2026		1,288	MXN	23,891	32	0
	03/2026	BRL	101		$18	0	0
	03/2026		$17,740	BRL	97,852	0	(115)
	03/2026		991	MXN	18,384	24	0
	04/2026	BRL	143,300		$25,264	69	(419)
	04/2026		$2,074	MXN	38,244	29	0
JPM	01/2026	CNH	35,809		$5,084	0	(54)
	01/2026	ILS	12,716		3,908	0	(85)
	01/2026	INR	71,610		804	10	0
	01/2026	KRW	5,675,462		3,955	19	0
	01/2026	MXN	506		27	0	(1)
	01/2026	NZD	2,347		1,362	10	0
	01/2026	PLN	7,454		2,034	0	(42)
	01/2026		$2,183	CNH	15,336	17	0
	01/2026		1,801	INR	160,360	0	(21)
	01/2026		2,232	PLN	8,237	62	0
	01/2026	ZAR	14,901		$868	0	(30)
	02/2026		$3,955	KRW	5,668,015	0	(25)
	02/2026		2,241	MXN	41,561	55	0
	02/2026		0	TRY	11	0	0
	03/2026		1,344	MXN	24,641	16	0
	04/2026		772		14,232	11	0
MBC	01/2026	AUD	756		$500	0	(5)
	01/2026	CAD	49,885		35,444	0	(921)
	01/2026	CHF	509		641	0	(2)
	01/2026	EUR	1,102		1,293	0	(2)
	01/2026	GBP	667		896	0	(3)
	01/2026	JPY	345,644		2,226	18	0
	01/2026	NZD	1,607		929	3	0
	01/2026	SGD	48,273		37,204	0	(374)
	01/2026	TWD	139,238		4,595	162	0
	01/2026		$1,091	CAD	1,501	3	0
	01/2026		3,057	EUR	2,599	0	(2)
	01/2026		276	INR	24,955	1	0
	01/2026		2,573	JPY	400,143	0	(16)
	01/2026		1,744	NZD	3,029	1	0
	01/2026		653	PLN	2,394	14	0

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2025 (Unaudited)

01/2026	465	THB	15,049	14	0
01/2026	280	TWD	8,834	1	0
02/2026	592	MXN	10,963	14	0
03/2026	560	10,309	9	0
04/2026	619	11,432	9	0
MYI	01/2026	ILS	4	$1	0	0
01/2026	$1	JPY	233	0	0
02/2026	ILS	4,507	$1,400	0	(16)
NGF	01/2026	$1,886	KRW	2,766,184	33	0
02/2026	7,442	TRY	338,210	211	0
03/2026	143	6,568	2	0
SCX	01/2026	CHF	362	$451	0	(6)
01/2026	CNH	17,151	2,434	0	(27)
01/2026	IDR	3,135,041	188	0	0
01/2026	INR	11,828	130	0	(1)
01/2026	JPY	117,409	753	3	0
01/2026	TWD	34,360	1,128	34	0
01/2026	$246	INR	22,246	1	0
01/2026	868	TWD	27,146	0	(4)
SOG	01/2026	EUR	27,851	$32,245	0	(500)
01/2026	JPY	145,180	928	1	0
01/2026	$5,165	GBP	3,944	151	0
01/2026	1,050	PEN	3,530	0	0
02/2026	593	MXN	10,969	13	0
03/2026	PEN	9	$3	0	0
03/2026	$0	MXN	3	0	0
07/2026	PEN	3,554	$1,050	0	0
UAG	01/2026	CHF	1,530	1,912	0	(22)
01/2026	PLN	3,147	863	0	(14)
01/2026	$3,088	PLN	11,221	38	0
01/2026	ZAR	77,230	$4,441	0	(216)
02/2026	$557	MXN	10,332	14	0

Total Forward Foreign Currency Contracts	$2,410	$(5,169)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.622%	01/29/2026	2,000	$(4)	$(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.882	01/29/2026	2,000	(4)	(6)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.580	01/05/2026	3,900	(9)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.860	01/05/2026	3,900	(9)	(1)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.548	01/02/2026	5,000	(12)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.848	01/02/2026	5,000	(12)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.578	01/12/2026	1,300	(3)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.878	01/12/2026	1,300	(3)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.648	01/15/2026	5,200	(14)	(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.928	01/15/2026	5,200	(14)	(4)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.625	01/08/2026	4,500	(12)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.925	01/08/2026	4,500	(12)	(1)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.498	01/05/2026	6,000	(14)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.798	01/05/2026	6,000	(14)	(9)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.639	01/12/2026	5,600	(13)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.919	01/12/2026	5,600	(13)	(3)

Total Written Options	$(162)	$(34)

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2025 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Turkiye Government International Bonds	1.000%	Quarterly	06/20/2030	1.878%	$2,400	$(169)	$85	$0	$(84)
GST	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.706	800	(7)	5	0	(2)
MYC	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.075	2,700	(153)	151	0	(2)
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.164	3,000	(267)	258	0	(9)
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.266	5,100	(229)	266	37	0

Total Swap Agreements							$(825)	$765	$37	$(97)

(o)

Securities with an aggregate market value of $3,332 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Loan Participations and Assignments				$0		$4,340	$2,176		$6,516
Corporate Bonds & Notes
Banking & Finance				0		117,054	911		117,965
Industrials				0		77,680	3,769		81,449
Utilities				0		38,402	0		38,402
Municipal Bonds & Notes
California				0		146	0		146
U.S. Government Agencies				0		368,886	0		368,886
U.S. Treasury Obligations				0		922,068	0		922,068
Non-Agency Mortgage-Backed Securities				0		64,603	17,685		82,288
Asset-Backed Securities
Automobile Sequential				0		34,508	0		34,508
CMBS Other				0		14,933	0		14,933
Home Equity Other				0		13,536	0		13,536
Whole Loan Collateral				0		6,048	0		6,048
Other ABS				0		65,570	1,500		67,070
Sovereign Issues				0		170,192	0		170,192
Short-Term Instruments
Mutual Funds				0		2,068	0		2,068
Repurchase Agreements				0		9,100	0		9,100
U.S. Treasury Bills				0		1,678	0		1,678

				$0		$1,910,812	$26,041		$1,936,853
Investments in Affiliates, at Value
Mutual Funds				85,299		0	0		85,299
Short-Term Instruments
Central Funds Used for Cash Management Purposes				4,754		0	0		4,754

				$90,053		$0	$0		$90,053

Total Investments				$90,052		$1,910,813	$26,041		$2,026,906

Short Sales, at Value - Liabilities

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	December 31, 2025 (Unaudited)

U.S. Government Agencies	$0	$(40,729)	$0	$(40,729)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	180	1,634	0	1,814
Over the counter	0	2,447	0	2,447

$180	$4,081	$0	$4,261
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(5)	(1,112)	0	(1,117)
Over the counter	0	(5,300)	0	(5,300)

$(5)	$(6,412)	$0	$(6,417)

Total Financial Derivative Instruments	$175	$(2,331)	$0	$(2,156)

Totals	$90,227	$1,867,753	$26,041	$1,984,021

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2025:
Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2025 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$3,158	$671	$(36)	$0	$0	$10	$0	$(1,627)	$2,176	$25
Corporate Bonds & Notes
Banking & Finance	603	894	(600)	0	0	14	0	0	911	17
Industrials	0	3,700	0	0	0	69	0	0	3,769	69
Non-Agency Mortgage-Backed Securities	0	17,327	0	0	0	358	0	0	17,685	358
Asset-Backed Securities	6,163	1,500	(1,652)	0	114	395	0	(5,020)	1,500	0

Totals	$9,924	$24,092	$(2,288)	$0	$114	$846	$0	$(6,647)	$26,041	$469

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 12/31/2025	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$1,863	Discounted Cash Flow	Discount Rate	3.940 - 5.690	5.066
313	Third Party Vendor	Broker Quote	100.250	—
Corporate Bonds & Notes
Banking & Finance	617	Discounted Cash Flow	Discount Rate	4.960	—
294	Recent Transaction	Purchase price	100.000	—
Industrials	3,769	Discounted Cash Flow	Discount Rate	4.500 - 5.000	4.733
Non-Agency Mortgage-Backed Securities	17,685	Recent Transaction	Purchase Price	100.000	—
Asset-Backed Securities
Other ABS	1,500	Recent Transaction	Purchase price	100.000	—

Total	$26,041

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 209.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Project Flash TBD% - 9.912% (TSFR1M + 2.500%) due 01/09/2028 «~µ	$6,870	$6,816
Project Nova 7.080% - 7.284% due 08/31/2026 «~	2,800	2,800

Total Loan Participations and Assignments (Cost $9,646)		9,616

CORPORATE BONDS & NOTES 1.1%
BANKING & FINANCE 0.2%
Preferred Term Securities XVI Ltd./Preferred Term Securities XVI, Inc. 4.565% (US0003M + 0.580%) due 03/23/2035 ~	2,495	2,371
Preferred Term Securities XXI Ltd./Preferred Term Securities XXI, Inc. 4.073% (US0003M + 0.350%) due 03/22/2038 ~	1,143	1,097
Preferred Term Securities XXIV Ltd./Preferred Term Securities XXIV, Inc. 4.285% (US0003M + 0.300%) due 03/22/2037 ~	193	183
Preferred Term Securities XXVI Ltd./Preferred Term Securities XXVI, Inc. 4.285% (US0003M + 0.300%) due 09/22/2037 ~	1,696	1,585
SBA Tower Trust 1.840% due 04/15/2027	17,600	17,055

		22,291

INDUSTRIALS 0.9%
Beignet Investor LLC 6.581% due 05/30/2049	114,820	121,412
Crown Castle Towers LLC 4.241% due 07/15/2048	500	498
Times Square Hotel Trust 8.528% due 08/01/2026	346	347

		122,257

Total Corporate Bonds & Notes (Cost $136,953)		144,548

MUNICIPAL BONDS & NOTES 0.0%
MICHIGAN 0.0%
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044	4,574	3,586

Total Municipal Bonds & Notes (Cost $3,508)		3,586

U.S. GOVERNMENT AGENCIES 151.6%
Federal Home Loan Mortgage Corp.
3.000% due 02/01/2040 - 06/01/2050 (g)	62,164	56,906
3.000% due 11/01/2049 - 10/01/2051	8,951	8,054
3.500% due 01/01/2038 - 10/01/2049	1,673	1,580
3.500% due 02/01/2047 - 02/01/2051 (g)	50,702	47,444
4.000% due 06/01/2039 - 07/01/2049	12,175	11,878
4.000% due 05/01/2045 - 05/01/2049 (g)	65,739	63,623
4.190% due 05/01/2030 (g)	20,500	20,396
4.500% due 08/01/2030 - 11/01/2054	2,938	2,916
4.500% due 12/01/2041 - 12/01/2054 (g)	10,729	10,614
4.950% due 01/01/2030 (g)	10,710	10,922
5.000% due 03/01/2049 - 01/01/2055 (g)	41,818	42,322
5.000% due 10/01/2052 - 09/01/2053	7,104	7,167
5.500% due 09/01/2035 - 09/01/2055	23,546	24,110
5.500% due 01/01/2039 - 09/01/2055 (g)	797,150	817,239
6.000% due 03/01/2045 - 05/01/2055	31,275	32,558
6.000% due 05/01/2045 - 09/01/2055 (g)	655,788	684,929
6.500% due 05/01/2045 - 09/01/2055 (g)	738,511	772,502
6.500% due 09/01/2053 - 08/01/2055	10,128	10,658
7.000% due 03/01/2039 - 07/01/2054	161	171
7.000% due 06/01/2054 (g)	1,806	1,916
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
0.902% due 04/25/2034 ~(a)	131,883	6,643
2.903% due 07/25/2054 ~	33,251	32,369
3.919% due 10/25/2046 ~	957	952
4.228% due 10/25/2034 ~	69,498	69,159
4.660% due 01/25/2031	27,615	28,207
5.007% due 09/25/2030 ~	12,825	13,181

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

5.430% due 06/25/2031 ~	9,387	9,793
6.627% due 12/25/2047 ~	92	92
Federal Home Loan Mortgage Corp. REMICS
0.000% due 10/15/2026 - 08/15/2057 (b)(e)	11,481	8,855
0.000% due 01/15/2033 - 08/15/2045 •	21,237	18,001
0.000% due 07/15/2047 - 03/25/2052 •(a)	29,319	716
0.266% due 11/15/2048 •(a)	103,781	4,259
0.402% due 08/15/2040 •(a)	813	35
0.422% due 10/15/2042 •	963	640
0.433% due 11/15/2042 •	297	162
0.482% due 01/15/2043 •	1,889	1,021
0.528% due 07/15/2043 •	12	7
0.662% due 03/15/2045 •	202	134
0.703% due 12/15/2042 •	1,145	928
0.902% due 04/15/2042 •(a)	1,216	67
1.229% due 05/15/2035 •	195	199
1.250% due 01/15/2028	2,229	2,184
1.294% due 03/15/2050 ~(a)	23,701	1,069
1.321% due 08/15/2048 ~(a)	39,206	1,543
1.335% due 12/15/2050 ~(a)	38,927	1,736
1.375% due 12/15/2027	1,405	1,377
1.422% due 09/15/2041 •	478	338
1.426% due 09/25/2054 •(a)	46,426	3,368
1.455% due 10/15/2042 •	339	281
1.500% due 02/15/2028	3,803	3,729
1.526% due 11/25/2054 •(a)	72,427	3,478
1.551% due 10/15/2037 ~(a)	174	8
1.561% due 10/15/2037 ~(a)	144	7
1.703% due 10/15/2038 ~(a)	2,021	113
1.703% due 01/15/2041 •	508	476
1.709% due 05/15/2037 ~(a)	119	7
1.733% due 01/15/2038 ~(a)	1,420	72
1.741% due 03/15/2037 ~(a)	168	9
1.750% due 10/15/2032	1,472	1,389
1.770% due 11/15/2036 - 11/15/2038 ~(a)	927	53
1.859% due 08/15/2041 ~(a)	145	8
1.862% due 06/15/2038 ~(a)	376	23
1.902% due 10/15/2036 - 08/15/2042 •(a)	15,766	1,698
1.921% due 10/15/2041 ~(a)	306	18
1.952% due 08/15/2041 - 11/15/2043 •(a)	3,501	444
1.964% due 02/15/2038 ~(a)	292	16
2.000% due 04/25/2031 - 04/25/2051 (a)	339,018	40,619
2.000% due 07/15/2041	545	521
2.001% due 04/15/2047 •(a)	5,711	496
2.002% due 12/15/2042 - 02/15/2044 •(a)	6,821	1,001
2.011% due 04/25/2048 - 11/25/2049 •(a)	20,183	2,595
2.030% due 08/15/2047 ~(a)	7,683	818
2.052% due 11/15/2042 - 10/15/2048 •(a)	21,264	2,645
2.061% due 04/25/2049 - 06/25/2050 •(a)	58,306	7,680
2.084% due 08/15/2036 ~(a)	188	13
2.097% due 12/15/2046 ~(a)	34,482	2,991
2.102% due 01/15/2033 - 06/15/2048 •(a)	13,491	1,551
2.111% due 06/25/2050 - 08/25/2050 •(a)	33,160	4,251
2.126% due 10/25/2054 •(a)	87,515	8,167
2.161% due 05/25/2050 - 06/25/2050 •(a)	20,289	2,489
2.165% due 02/15/2041 •	77	66
2.211% due 07/25/2050 •(a)	22,159	3,126
2.250% due 05/15/2040	4,266	4,160
2.332% due 02/15/2037 •(a)	263	24
2.352% due 04/15/2032 •(a)	566	29
2.426% due 12/25/2050 •(a)	6,547	1,037
2.500% due 09/15/2027 - 12/25/2051 (a)	342,642	50,195
2.502% due 01/15/2041 •(a)	207	21
2.552% due 02/15/2032 - 03/15/2035 •(a)	110	7
2.602% due 09/15/2035 - 07/15/2042 •(a)	1,046	159
2.652% due 03/15/2037 •(a)	318	30
3.000% due 05/15/2027 - 02/25/2052 (a)	587,108	97,770
3.500% due 02/15/2041 - 04/15/2054	10,770	8,697
3.500% due 02/25/2041 - 03/25/2052 (a)	312,631	55,135
3.902% due 06/15/2031 •(a)	41	4
4.000% due 02/15/2031 - 08/15/2042	2,205	2,057
4.000% due 03/15/2042 - 06/25/2051 (a)	102,318	22,873
4.000% due 03/25/2052 •	6,520	6,111
4.398% due 08/15/2047 •	1,522	1,483
4.498% due 09/15/2042 - 08/15/2057 •	23,707	23,086
4.500% due 12/15/2033 - 11/15/2040	465	469
4.500% due 07/15/2042 - 10/25/2051 (a)	148,429	34,820
4.598% due 03/15/2044 •	1,266	1,255
4.648% due 11/15/2040 •	1,347	1,339
4.673% due 10/15/2038 •	1,514	1,494
4.674% due 10/25/2052 •	57,008	56,481
4.803% due 05/15/2033 •	2	2
4.844% due 08/25/2054 •	20,771	20,872
4.854% due 02/25/2055 •	16,359	16,442
4.874% due 09/25/2054 - 02/25/2055 •	70,363	70,760
4.924% due 08/25/2055 - 11/25/2055 •	14,434	14,488

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

4.974% due 10/25/2054 - 11/25/2054 •	105,136	105,384
5.000% due 05/25/2048 - 10/25/2054 (a)	75,425	15,976
5.024% due 12/25/2054 •	7,110	7,135
5.074% due 12/25/2054 - 08/25/2055 •	11,594	11,646
5.109% due 04/15/2049 - 12/15/2050 •	5,769	5,769
5.124% due 11/25/2052 •	47,388	47,508
5.174% due 11/25/2054 •	128,610	129,144
5.209% due 08/15/2048 •	11,721	11,815
5.268% due 05/15/2033 •	5	5
5.324% due 02/25/2055 •	23,204	23,419
5.500% due 02/15/2033 - 05/15/2036	190	198
5.500% due 05/15/2041 •	19	19
5.889% due 10/15/2033 •	90	96
6.000% due 07/15/2035	679	735
6.000% due 03/15/2044 (a)	344	60
6.763% due 06/15/2042 •	564	545
6.964% due 11/15/2034 •	4	5
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
4.250% due 08/25/2059 - 11/25/2059 ~	11,204	10,908
4.500% due 02/25/2059 ~	27,851	26,822
Federal Home Loan Mortgage Corp. STACR REMICS Trust
5.524% due 01/25/2034 •	527	529
6.774% due 04/25/2042 •	10,900	11,177
Federal Home Loan Mortgage Corp. STRIPS
0.000% due 06/01/2026 - 12/15/2036 (b)(e)	693	625
1.792% due 09/15/2043 •(a)	6,934	714
1.952% due 09/15/2044 •(a)	2,124	222
1.974% due 02/15/2038 ~(a)	7,267	391
2.000% due 06/25/2051 - 06/25/2052 (a)	570,103	73,345
2.500% due 01/25/2051 - 10/15/2052 (a)	238,033	35,705
3.000% due 12/15/2032 - 10/15/2052 (a)	155,149	25,646
3.000% due 05/15/2034 ~(a)	226	11
3.076% due 12/15/2027 ~(a)	79	2
3.500% due 01/15/2043 - 10/15/2052 (a)	100,678	17,948
3.500% due 10/15/2047 ~(a)	598	104
4.000% due 12/15/2043 - 06/15/2050 (a)	24,500	4,330
4.000% due 05/15/2049 ~(a)	356	50
5.000% due 09/15/2046 ~(a)	480	73
5.000% due 11/15/2052 - 05/25/2054 (a)	267,724	58,365
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates 2.811% due 12/25/2036 •	17,472	14,752
Federal Home Loan Mortgage Corp. Whole Loan Securities Trust
3.000% due 09/25/2045 - 12/25/2046	2,223	1,942
3.500% due 12/25/2046	1,635	1,456
Federal National Mortgage Association
2.100% due 01/01/2047 •	99	99
2.500% due 01/01/2033 (g)	3,710	3,554
2.500% due 01/01/2033	787	753
3.000% due 01/01/2038 - 07/01/2060 (g)	336,604	301,429
3.000% due 04/01/2038 - 06/01/2051	7,265	6,615
3.020% due 03/01/2028 (g)	6,617	6,513
3.280% due 05/01/2047 •	500	509
3.290% due 04/01/2027 - 03/01/2028 (g)	70,774	70,200
3.430% due 05/01/2028 (g)	9,728	9,642
3.430% due 03/01/2033	954	897
3.500% due 10/01/2034 - 06/01/2051 (g)	94,653	89,582
3.500% due 03/01/2038 - 04/01/2050	4,347	4,119
3.575% due 02/01/2026 (g)	12,198	12,164
3.725% due 06/01/2048 •	128	127
3.975% due 06/01/2048 •	107	107
4.000% due 06/01/2033 - 07/01/2053	70,425	68,537
4.000% due 04/01/2037 - 05/01/2049 (g)	154,567	150,520
4.140% due 04/01/2028 (g)	10,505	10,569
4.270% due 11/01/2032 (g)	14,270	14,188
4.280% due 11/01/2032 (g)	26,301	26,165
4.300% due 12/01/2029 (g)	10,022	10,109
4.300% due 12/01/2032	378,000	377,011
4.320% due 06/01/2028 (g)	3,148	3,182
4.320% due 06/01/2028	2,319	2,344
4.350% due 12/01/2032 (g)	6,018	6,003
4.374% due 02/01/2028 ~(g)	24,958	25,028
4.385% due 07/01/2030 - 04/01/2033 (g)	13,956	13,959
4.400% due 12/01/2029 (g)	24,771	25,102
4.440% due 06/01/2033 (g)	12,320	12,334
4.470% due 12/01/2032 (g)	2,849	2,861
4.490% due 10/01/2030	1,745	1,769
4.490% due 04/01/2033 - 05/01/2033 (g)	11,905	11,937
4.500% due 06/01/2030 - 01/01/2055	8,604	8,588
4.500% due 11/01/2032 - 04/01/2059 (g)	88,507	88,178
4.530% due 06/01/2033 (g)	3,157	3,184
4.550% due 05/01/2028	1,272	1,292
4.560% due 12/01/2029 (g)	4,986	5,074
4.580% due 08/01/2033 (g)	7,368	7,466
4.590% due 06/01/2033 (g)	24,223	24,496
4.640% due 09/01/2028 (g)	4,884	4,972
4.700% due 04/01/2033 (g)	17,842	18,072

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

4.740% due 05/01/2033	2,126	2,164
4.815% due 09/01/2028 (g)	14,232	14,539
4.840% due 07/01/2033	1,500	1,540
4.880% due 09/01/2028 (g)	23,455	24,018
4.900% due 10/01/2028 (g)	3,047	3,120
4.990% due 03/01/2031 (g)	7,843	8,060
5.000% due 11/01/2033 - 02/01/2055	11,998	12,143
5.000% due 04/01/2043 - 12/01/2054 (g)	18,099	18,379
5.110% due 08/01/2033	1,070	1,112
5.170% due 05/01/2031 (g)	2,820	2,939
5.200% due 10/01/2030 (g)	3,962	4,126
5.230% due 10/01/2028 (g)	8,806	9,089
5.500% due 11/01/2036 - 08/01/2055	14,638	15,024
5.500% due 11/01/2039 - 01/01/2055 (g)	410,296	421,066
5.570% due 10/01/2028 (g)	3,694	3,736
5.590% due 10/01/2031	2,210	2,347
5.610% due 10/01/2028	4,067	4,114
5.810% due 06/01/2031 (g)	65,600	68,207
5.910% due 10/01/2028	907	949
5.987% due 12/01/2034 •(g)	90	92
6.000% due 04/01/2044 - 05/01/2055	33,498	34,768
6.000% due 12/01/2052 - 06/01/2055 (g)	586,948	611,063
6.175% due 06/01/2035 •	7	7
6.218% due 12/01/2048 •(g)	368	384
6.280% due 09/01/2043 •(g)	512	534
6.337% due 08/01/2049 •(g)	1,354	1,411
6.442% due 01/01/2035 •(g)	141	146
6.492% due 01/01/2035 •	76	78
6.500% due 05/01/2045 - 09/01/2055 (g)	481,270	504,828
6.500% due 09/01/2053 - 08/01/2055	20,742	21,752
7.000% due 06/01/2054 - 07/01/2054	1,645	1,742
Federal National Mortgage Association Connecticut Avenue Securities Trust 6.974% due 03/25/2042 •	3,750	3,843
Federal National Mortgage Association Grantor Trust 5.422% due 08/25/2043 ~	12	12
Federal National Mortgage Association Interest STRIPS
0.000% due 01/25/2033 - 10/25/2040 (b)(e)	603	512
1.500% due 04/25/2037 - 01/25/2052 (a)	50,511	3,127
2.000% due 07/25/2037 - 08/25/2052 (a)	389,397	46,162
2.500% due 06/25/2052 - 08/25/2052 (a)	80,278	12,278
3.000% due 02/25/2028 - 08/25/2052 (a)	107,948	17,525
3.500% due 08/25/2043 - 11/25/2048 (a)	40,114	7,118
4.000% due 10/25/2053 (a)	43,197	8,970
5.000% due 08/25/2053 - 05/25/2055 (a)	399,565	85,607
5.500% due 02/25/2029 - 05/25/2055 (a)	92,235	20,783
5.500% due 01/25/2032 ~(a)	51	4
6.000% due 04/25/2032 - 05/25/2055 (a)	86,440	19,128
6.500% due 04/25/2038 (a)	157	35
Federal National Mortgage Association REMICS
0.000% due 10/25/2033 - 05/25/2048 (b)(e)	11,188	8,524
0.000% due 11/25/2042 - 05/25/2051 •	10,326	4,962
0.000% due 06/25/2043 - 02/25/2052 •(a)	551,391	1,620
0.011% due 01/25/2033 •	3,217	2,915
0.017% due 07/25/2043 •	347	214
0.161% due 02/25/2033 •	1,308	1,154
0.200% due 02/25/2043 •(a)	2,871	18
0.282% due 01/25/2044 ~(a)	952	7
0.614% due 03/25/2043 •	8,723	7,436
0.632% due 12/25/2042 - 10/25/2043 •	2,644	2,149
0.861% due 03/25/2047 •	256	173
0.914% due 03/25/2033 •	9,586	8,935
1.011% due 06/25/2050 •(a)	7,813	607
1.307% due 12/25/2050 ~(a)	45,411	2,369
1.376% due 09/25/2054 •(a)	85,948	5,943
1.400% due 06/25/2028	3,183	3,109
1.401% due 01/25/2051 ~(a)	86,323	4,004
1.430% due 10/25/2046 ~(a)	178	8
1.497% due 07/25/2044 ~(a)	500	21
1.500% due 02/25/2028 - 04/25/2028	6,091	5,974
1.500% due 11/25/2035 - 08/25/2037 (a)	328,171	16,880
1.522% due 11/25/2041 •	751	544
1.542% due 04/25/2046 ~(a)	485	24
1.558% due 07/25/2052 ~(a)	512	26
1.611% due 06/25/2044 •(a)	2,198	120
1.637% due 04/25/2055 ~(a)	807	40
1.643% due 07/25/2045 ~(a)	11,262	649
1.679% due 09/25/2045 ~(a)	358	15
1.683% due 07/25/2044 - 03/25/2060 ~(a)	10,465	748
1.740% due 01/25/2045 ~(a)	408	23
1.747% due 08/25/2054 ~(a)	349	19
1.770% due 03/25/2045 ~(a)	1,103	63
1.875% due 06/25/2052 ~(a)	10,766	791
1.937% due 08/25/2055 ~(a)	496	28
1.948% due 08/25/2033 •	271	257
1.949% due 08/25/2044 ~(a)	414	30
1.961% due 10/25/2043 - 01/25/2050 •(a)	10,351	1,651

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

1.966% due 02/25/2062 ~(a)	15,180	1,270
1.971% due 12/25/2036 •(a)	260	20
2.000% due 07/25/2041 - 12/25/2042	240	197
2.000% due 10/25/2050 - 07/25/2052 (a)	309,979	39,820
2.011% due 05/25/2046 - 11/25/2049 •(a)	64,727	8,100
2.011% due 09/25/2061 ~(a)	5,842	502
2.014% due 06/25/2048 ~	1,711	204
2.031% due 09/25/2049 •(a)	3,632	460
2.061% due 10/25/2042 - 07/25/2059 •(a)	55,017	6,231
2.111% due 06/25/2037 - 07/25/2050 •(a)	49,022	6,279
2.123% due 06/25/2043 •	1,953	1,637
2.161% due 09/25/2041 - 01/25/2049 •(a)	17,800	2,020
2.211% due 11/25/2044 - 05/25/2048 •(a)	22,408	2,927
2.211% due 05/25/2048 •	4,569	3,737
2.226% due 10/25/2054 •(a)	37,520	3,999
2.261% due 08/25/2041 - 02/25/2043 •(a)	9,679	814
2.441% due 03/25/2042 •(a)	703	113
2.500% due 12/25/2027 - 10/25/2052 (a)	903,617	134,296
2.500% due 01/25/2034	2,380	2,349
2.611% due 09/25/2040 - 09/25/2042 •(a)	3,326	525
2.661% due 05/25/2036 •(a)	587	73
2.711% due 10/25/2026 - 08/25/2040 •(a)	21	0
2.761% due 09/25/2039 •(a)	44	4
2.811% due 12/25/2032 - 11/25/2036 •(a)	1,070	129
2.911% due 04/25/2038 •(a)	239	21
3.000% due 11/25/2027 - 10/25/2052 (a)	540,858	86,694
3.000% due 06/25/2033 - 05/25/2048	3,953	3,607
3.111% due 10/25/2034 •(a)	305	13
3.226% due 09/25/2054 •(a)	78,983	5,874
3.400% due 01/25/2041 •	1,678	1,734
3.500% due 10/25/2027 - 04/25/2053 (a)	258,770	46,041
3.500% due 05/25/2039 - 10/25/2042	1,312	1,243
3.625% due 05/25/2039	2,246	2,241
3.711% due 08/25/2034 •(a)	103	6
3.750% due 05/25/2033 - 01/25/2044	18	17
4.000% due 01/25/2033 - 03/25/2053 (a)	175,938	36,103
4.000% due 11/25/2040 - 05/25/2050	9,077	7,715
4.174% due 11/25/2050 •	2,529	2,433
4.289% due 12/25/2047 - 09/25/2050 •	38,195	37,078
4.339% due 09/25/2044 •	3,075	3,023
4.389% due 03/25/2042 - 05/25/2045 •	2,706	2,658
4.434% due 02/25/2037 •	132	131
4.439% due 09/25/2049 - 07/25/2059 •	5,234	5,138
4.459% due 07/25/2049 •	3,288	3,231
4.500% due 03/25/2040	13	13
4.500% due 11/25/2044 - 09/25/2053 (a)	130,471	29,757
4.539% due 12/25/2040 •	526	523
4.673% due 08/25/2044 •	1,237	1,224
4.674% due 06/25/2055 •	37,622	37,393
4.683% due 03/25/2040 •	55	55
4.723% due 03/25/2049 •	394	391
4.763% due 12/25/2046 •	762	756
4.773% due 09/25/2046 - 11/25/2059 •	2,496	2,472
4.829% due 04/25/2048 •	926	934
4.839% due 07/25/2038 •	73	73
4.844% due 08/25/2054 •	4,122	4,142
4.874% due 01/25/2054 •	59,698	60,021
4.973% due 05/25/2050 •	1,723	1,717
4.974% due 11/25/2054 •	128,663	128,958
4.989% due 12/25/2047 •	2,063	2,064
5.000% due 04/25/2035 - 07/25/2040	129	128
5.000% due 10/25/2054 (a)	39,732	8,517
5.009% due 01/25/2051 •	7,893	7,907
5.074% due 12/25/2054 •	4,474	4,491
5.109% due 12/25/2050 •	1,690	1,689
5.124% due 11/25/2052 •	76,455	76,648
5.274% due 02/25/2055 •	2,170	2,188
5.424% due 06/25/2055 •	16,512	16,691
5.500% due 12/25/2034 - 06/25/2036	807	835
6.000% due 02/25/2034	46	48
7.000% due 11/25/2039 - 03/25/2049	69	72
9.565% due 12/25/2036 •	22	25
Federal National Mortgage Association REMICS Trust
0.000% due 07/25/2044 ~(a)	14,276	168
1.792% due 10/25/2046 ~(a)	3,394	128
2.461% due 09/25/2037 •(a)	1,332	87
5.175% due 05/25/2042 ~	12	12
Federal National Mortgage Association-ACES
2.242% due 01/25/2031 ~(a)	9,721	493
6.300% due 06/25/2031 ~	10	10
First Foundation Bank Multifamily Housing Mortgage Loan Trust 2.749% due 06/25/2054 ~	3,900	3,804
Government National Mortgage Association
0.000% due 04/16/2053 ~(a)	202	0
0.022% due 08/16/2048 ~(a)	1,700	0
0.300% due 05/16/2050 ~(a)	610	1

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

1.814% due 05/16/2053 ~(a)	43	1
3.000% due 09/20/2046 - 10/20/2051	2,465	2,234
3.000% due 11/20/2046 - 02/20/2053 (g)	48,624	44,063
3.500% due 03/20/2042 - 02/20/2053	17,240	15,877
3.500% due 10/20/2047 - 12/20/2052 (g)	214,075	196,809
4.000% due 07/20/2039 - 04/20/2055	3,765	3,623
4.000% due 01/20/2045 - 07/15/2048 (g)	4,409	4,292
4.500% due 09/15/2038 - 08/20/2048 (g)	56,073	56,150
4.500% due 07/20/2039 - 09/20/2048	3,726	3,687
4.750% due 10/20/2044 •(g)	485	500
5.000% due 08/20/2034 - 01/20/2049	674	677
5.000% due 06/20/2049 (g)	6,265	6,401
5.375% due 08/20/2045 •(g)	376	385
5.500% due 02/20/2034 - 04/20/2040	32	32
5.500% due 12/20/2038 - 01/20/2039 (g)	51	52
6.000% due 07/20/2038 - 06/20/2041	174	183
6.500% due 03/15/2035 (g)	212	221
6.500% due 01/20/2055 - 03/20/2055	621	643
Government National Mortgage Association REMICS
0.000% due 03/20/2035 - 06/16/2043 (b)(e)	3,196	2,796
0.000% due 10/20/2047 - 02/20/2049 •(a)	33,452	615
0.030% due 09/20/2045 •	323	217
0.064% due 06/20/2045 •	981	660
0.077% due 08/20/2045 •	774	701
0.141% due 12/20/2042 ~	276	229
0.790% due 11/20/2045 ~(a)	712	31
0.802% due 06/20/2046 ~(a)	1,713	68
0.818% due 11/20/2046 ~(a)	3,114	197
0.828% due 09/20/2045 ~(a)	1,027	46
0.830% due 12/20/2045 ~(a)	621	31
0.833% due 06/20/2043 ~(a)	1,958	104
0.863% due 01/20/2047 ~(a)	3,166	194
0.874% due 08/20/2045 ~(a)	446	19
0.895% due 08/20/2047 ~(a)	2,656	135
0.896% due 05/20/2047 ~(a)	4,658	248
0.920% due 07/20/2046 ~(a)	2,986	186
0.928% due 10/20/2046 ~(a)	2,820	157
0.946% due 11/20/2046 ~(a)	244	20
1.013% due 04/20/2043 ~(a)	4,512	292
1.025% due 05/20/2040 ~(a)	2,871	136
1.057% due 07/20/2041 ~(a)	895	53
1.177% due 06/20/2042 ~(a)	711	39
1.227% due 06/20/2042 ~(a)	671	30
1.692% due 05/20/2049 •(a)	3,859	322
1.702% due 09/20/2043 •(a)	699	15
1.702% due 01/20/2044 •	967	490
1.903% due 12/20/2040 •	772	744
2.000% due 01/20/2051 (a)	18,737	2,144
2.026% due 11/20/2046 •	25	23
2.201% due 06/16/2039 •(a)	579	35
2.202% due 04/20/2046 - 09/20/2049 •(a)	33,350	3,931
2.251% due 11/16/2034 •(a)	192	1
2.252% due 01/20/2035 - 12/20/2048 •(a)	5,290	435
2.272% due 12/20/2035 •(a)	7,481	208
2.351% due 03/16/2035 •(a)	676	2
2.352% due 09/20/2048 •(a)	1,168	181
2.402% due 04/20/2048 •	4,368	4,271
2.500% due 09/20/2050 (a)	3,074	88
2.601% due 02/16/2040 •(a)	1,148	89
2.852% due 05/20/2041 •(a)	589	48
3.000% due 02/20/2043 - 06/20/2046 (a)	2,042	113
3.000% due 08/20/2051 - 11/20/2067	11,504	9,079
3.500% due 11/20/2042 - 09/20/2046 (a)	5,689	897
3.500% due 02/20/2043 - 12/20/2068	34,718	25,516
3.500% due 01/20/2069 ~	1,081	1,054
4.000% due 10/16/2044 (a)	668	77
4.098% due 03/20/2041 •	309	304
4.218% due 09/20/2073 •	2,771	2,758
4.298% due 02/20/2049 •	1,024	1,006
4.414% due 05/20/2068 •	223	223
4.418% due 03/20/2073 •	32,805	32,497
4.500% due 12/16/2041 - 05/20/2043 (a)	728	103
4.514% due 11/20/2070 •	4,499	4,461
4.564% due 11/20/2060 - 11/20/2070 •	12,505	12,455
4.568% due 02/20/2074 - 05/20/2074 •	3,260	3,261
4.608% due 02/20/2053 •	56,461	56,242
4.614% due 03/20/2061 - 07/20/2067 •	93	93
4.618% due 02/20/2053 - 02/20/2074 •	16,555	16,497
4.629% due 10/20/2062 •	25	26
4.634% due 08/20/2062 •	75	75
4.654% due 07/20/2063 •	65	65
4.668% due 02/20/2053 - 03/20/2071 •	31,545	31,451
4.678% due 11/20/2074 •	936	939
4.708% due 02/20/2073 - 04/20/2074 •	23,615	23,667
4.712% due 10/20/2067 •	453	456
4.714% due 08/20/2065 - 01/20/2073 •	26,153	26,141

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

4.718% due 09/20/2055 - 04/20/2073 •	61,024	61,179
4.738% due 12/20/2071 •	2,265	2,271
4.768% due 05/20/2074 - 07/20/2074 •	22,833	23,004
4.774% due 12/20/2065 •	151	151
4.778% due 03/20/2073 •	32,421	32,661
4.788% due 01/20/2073 •	1,535	1,547
4.798% due 02/20/2073 - 03/20/2073 •	20,321	20,448
4.814% due 04/20/2062 •	493	495
4.818% due 01/20/2073 - 07/20/2074 •	286,623	289,423
4.827% due 08/20/2067 •	117	117
4.836% due 04/20/2054 •	110,500	110,521
4.848% due 01/20/2074 - 08/20/2074 •	35,008	35,431
4.864% due 11/20/2065 - 02/20/2067 •	2,901	2,912
4.868% due 11/20/2055 - 10/20/2073 •	53,120	53,727
4.878% due 08/20/2073 •	13,765	13,931
4.888% due 08/20/2073 •	22,985	23,251
4.898% due 09/20/2073 •	10,142	10,262
4.914% due 07/20/2066 - 03/20/2068 •	300	300
4.918% due 08/20/2054 - 12/20/2073 •	139,409	140,453
4.927% due 08/20/2068 •	3,169	3,191
4.944% due 02/20/2068 •	576	577
5.000% due 05/16/2043 (a)	421	56
5.014% due 09/20/2069 •	480	484
5.018% due 03/20/2073 - 06/20/2073 •	176,000	178,729
5.038% due 08/20/2073 •	7,135	7,245
5.068% due 05/20/2073 •	4,226	4,292
5.161% due 07/20/2066 •	81	81
5.164% due 03/20/2069 •	248	249
5.264% due 05/20/2070 •	438	446
5.298% due 02/20/2069 •	883	889
5.418% due 03/20/2071 - 08/20/2071 •	13,053	13,367
5.585% due 10/20/2045 •	342	364
Government National Mortgage Association, TBA
2.000% due 01/01/2056 - 02/01/2056	67,100	55,584
2.500% due 02/01/2056	66,200	57,100
3.000% due 01/01/2056 - 02/01/2056	473,665	425,454
3.500% due 02/01/2056	826,846	752,494
4.000% due 01/01/2056 - 02/01/2056	693,400	654,936
4.500% due 02/01/2056	753,816	733,822
5.000% due 02/01/2056	438,500	437,018
5.500% due 02/01/2056	57,000	57,517
6.000% due 01/01/2056 - 02/01/2056	58,500	59,594
6.500% due 01/01/2056 - 02/01/2056	407,555	420,911
Seasoned Loans Structured Transaction Trust 4.844% due 05/25/2034 •	39,229	39,293
Uniform Mortgage-Backed Security, TBA
3.500% due 01/01/2041	15,100	14,681
4.000% due 01/01/2041	71,600	70,674
4.500% due 01/01/2041 - 02/01/2056	616,450	602,232
5.000% due 02/01/2041 - 03/01/2056	2,669,777	2,661,287
6.000% due 02/01/2056 - 03/01/2056	1,738,436	1,784,240
6.500% due 02/01/2056 - 03/01/2056	308,138	320,403
7.000% due 01/01/2056 - 02/01/2056	405,600	426,936

Total U.S. Government Agencies (Cost $19,812,523)		19,658,444

U.S. TREASURY OBLIGATIONS 0.3%
U.S. Treasury Bonds
4.875% due 08/15/2045	7,037	7,108
U.S. Treasury Notes
2.250% due 08/15/2027 (i)(k)	21,700	21,281
4.250% due 08/15/2035 (i)(k)	11,170	11,252

Total U.S. Treasury Obligations (Cost $40,755)		39,641

NON-AGENCY MORTGAGE-BACKED SECURITIES 27.7%
ACRA Trust 5.608% due 10/25/2064 þ	3,497	3,515
Adjustable Rate Mortgage Trust
4.796% due 09/25/2035 •	1,765	1,682
4.996% due 02/25/2035 •	6,060	5,861
AG Trust 5.766% due 08/15/2041 •	1,521	1,531
American Home Mortgage Assets Trust
3.243% due 01/25/2036 ~	840	524
4.306% due 06/25/2037 •	4,210	4,096
4.426% due 08/25/2037 •	5,051	4,631
4.999% due 10/25/2046 •	6,428	5,292
American Home Mortgage Investment Trust
4.246% due 03/25/2046 •	3,413	3,098
4.924% due 06/25/2045 •	5,304	5,047
Angel Oak Mortgage Trust
3.290% due 11/25/2066 ~	15,681	11,926
4.800% due 11/25/2067 þ	6,865	6,851
5.338% due 05/27/2069 þ	2,766	2,780
5.985% due 01/25/2069 þ	707	714

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

6.197% due 01/25/2069 þ		6,590	6,673
6.500% due 12/25/2067 þ		2,653	2,675
Anthracite Investments Cayman Ltd. 5.678% due 06/20/2041		5,912	0
Ashford Hospitality Trust
5.173% due 04/15/2035 •		8,335	8,361
5.323% due 04/15/2035 •		15,035	15,054
6.023% due 04/15/2035 •		13,939	13,872
ATLX Trust
3.850% due 04/25/2063 þ		3,975	3,887
3.850% due 04/25/2064 þ		177	173
Atrium Hotel Portfolio Trust 5.698% due 12/15/2036 •		8,800	8,565
Avon Finance 4.642% due 12/28/2049 •	GBP	13,173	17,780
BAMLL Commercial Mortgage Pass-Through Certificates
3.110% due 04/25/2050 «		$28,409	27,776
3.110% due 08/25/2052 «		10,000	8,982
BAMLL Commercial Mortgage Securities Trust
5.865% due 09/15/2038 •		4,000	3,796
6.615% due 09/15/2038 •		5,000	4,649
Banc of America Alternative Loan Trust
2.794% due 06/25/2037 •(a)		244	30
4.206% due 06/25/2037 •		227	166
6.000% due 06/25/2046		1,070	844
Banc of America Commercial Mortgage Trust 5.754% due 07/10/2046 ~		271	269
Banc of America Funding Trust
0.796% due 01/27/2035 •		3,179	751
4.052% due 05/26/2037 •		22,916	20,535
4.627% due 02/20/2036 ~		478	431
4.787% due 01/20/2047 ~		100	86
6.000% due 09/25/2036		11	11
Banc of America Mortgage Trust
4.951% due 11/20/2046 ~		42	37
5.876% due 04/25/2035 ~		862	853
6.036% due 06/25/2034 ~		22	22
6.449% due 05/25/2034 ~		12	11
Bayview MSR Opportunity Master Fund Trust 3.000% due 12/25/2051 ~		3,652	3,193
Bayview Opportunity Master Fund VI Trust 4.774% due 10/25/2051 •		1,055	982
BBCMS Trust
5.239% due 07/15/2037 •		3,300	3,160
5.939% due 07/15/2037 •		7,000	6,563
6.439% due 07/15/2037 •		9,060	8,008
BCAP LLC Trust
3.122% due 01/26/2037 ~		1,883	1,710
4.627% due 02/26/2036 ~		2,441	2,253
5.500% due 04/25/2037		966	381
BCP Trust
5.461% due 06/15/2038 •		5,000	1,577
6.357% due 06/15/2038 •		12,750	1,479
Bear Stearns ALT-A Trust
4.084% due 08/25/2036 ~		4,654	3,073
4.166% due 02/25/2034 •		13	12
4.166% due 08/25/2036 •		3,774	3,292
4.346% due 01/25/2036 •		462	443
4.668% due 11/25/2035 ~		466	354
4.791% due 09/25/2035 ~		1,023	546
5.449% due 04/25/2035 ~		9	9
Bear Stearns ARM Trust
4.095% due 10/25/2036 ~		113	95
4.783% due 03/25/2035 ~		109	100
4.829% due 07/25/2034 ~		27	26
5.702% due 05/25/2037 ~		1,729	1,520
6.273% due 12/25/2046 •		246	210
6.298% due 12/25/2046 •		1,424	1,279
Bear Stearns Commercial Mortgage Securities Trust 5.657% due 10/12/2041 ~		54	53
Bear Stearns Mortgage Funding Trust 4.306% due 09/25/2046 •		74	71
Bear Stearns Structured Products, Inc. Trust 5.000% due 01/26/2036 ~		1,164	822
Beast Mortgage Trust
5.315% due 03/15/2036 •		3,000	1,885
5.815% due 03/15/2036 •		5,590	2,227
6.365% due 03/15/2036 •		32,020	9,526
BINOM Securitization Trust 4.441% due 08/25/2057 ~		20,480	20,096
BWAY Mortgage Trust
6.065% due 09/15/2036 •		6,000	5,441
6.715% due 09/15/2036 •		7,000	6,126
BX Commercial Mortgage Trust
4.785% due 12/15/2038 •		12,948	12,953
5.064% due 04/15/2034 •		2,900	2,824

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

5.514% due 04/15/2034 •	11,733	11,350
BX Trust
4.370% due 10/15/2036 •	5,000	4,990
5.056% due 10/15/2026 •	1,074	1,073
5.695% due 10/15/2026 •	2,865	2,862
Cascade Funding Mortgage Trust
3.000% due 03/25/2035 ~	8,835	8,686
4.000% due 10/25/2054 ~	12,718	12,485
Chase Home Lending Mortgage Trust
3.250% due 03/25/2064 ~	12,265	11,002
3.250% due 08/25/2064 ~	9,097	8,130
3.250% due 09/25/2064 ~	11,507	10,300
3.375% due 12/25/2064 ~	7,477	6,705
3.375% due 04/25/2065 ~	8,459	7,662
5.124% due 05/25/2055 •	5,696	5,712
5.124% due 09/25/2055 •	9,520	9,509
5.174% due 06/25/2055 •	16,693	16,753
5.374% due 04/25/2056 •	30,953	31,210
Chase Mortgage Finance Trust 6.868% due 02/25/2037 ~	3	3
ChaseFlex Trust
4.196% due 02/25/2037 •	4,697	1,080
4.446% due 05/25/2037 •	8,700	7,908
4.526% due 05/25/2037 •	700	673
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates 4.146% due 08/25/2037 •	1,820	1,635
CHL Mortgage Pass-Through Trust
4.166% due 03/25/2037 ~	235	202
4.284% due 02/25/2047 ~	359	329
4.340% due 11/25/2037 ~	802	754
4.453% due 01/25/2036 ~	33	30
4.500% due 05/01/2034	151	147
4.506% due 02/25/2035 •	251	240
4.860% due 01/25/2036 ~	813	774
5.500% due 01/25/2035	136	139
5.750% due 05/25/2037	23	9
5.750% due 06/25/2037	4,081	1,827
5.750% due 07/25/2037	1,235	552
6.000% due 02/25/2037	5,449	2,368
6.000% due 01/25/2038	256	105
6.250% due 09/25/2037	57	33
6.500% due 10/25/2037	9,616	2,743
6.500% due 11/25/2037	4,064	1,349
CHL Reperforming Loan Trust REMICS
4.186% due 01/25/2036 •	72	68
4.739% due 01/25/2034 ~	2,280	2,083
7.500% due 06/25/2035	101	105
CIM Trust
0.500% due 07/01/2051 ~(a)	78,308	2,417
3.250% due 10/25/2058 ~	2,685	2,479
4.500% due 01/25/2063 ~	11,719	11,428
4.750% due 06/25/2064 ~	6,265	6,239
5.000% due 05/25/2062 ~	2,121	2,122
5.000% due 02/25/2099 þ	2,309	2,303
6.639% due 12/25/2067 þ	2,744	2,757
Citigroup Commercial Mortgage Trust 4.242% due 11/10/2051	14,775	14,764
Citigroup Mortgage Loan Trust, Inc.
0.000% due 10/25/2054 ~	76,424	80,838
0.000% due 09/25/2064 ~	83,216	70,978
0.000% due 02/25/2065 ~	119,936	105,925
0.250% due 09/25/2051 ~(a)	47,068	701
4.173% due 06/27/2037 ~	5,755	5,193
4.662% due 02/20/2036 ~	2,248	2,073
4.829% due 08/25/2035 ~	247	229
5.224% due 07/25/2054 •	7,829	7,872
5.374% due 06/25/2055 •	17,252	17,361
6.000% due 08/25/2037 ~	1,704	585
6.050% due 03/25/2036 •	9	9
6.490% due 05/25/2035 •	1	1
CLNY Trust 5.627% due 11/15/2038 •	5,000	4,879
COLT Mortgage Loan Trust 6.393% due 06/25/2069 þ	5,405	5,481
Countrywide Alternative Loan Trust
1.754% due 06/25/2036 •(a)	1,335	157
3.104% due 10/25/2037 •(a)	5,731	743
4.086% due 06/25/2036 •	1,372	1,325
4.126% due 04/25/2047 •	223	204
4.206% due 11/25/2036 •	777	1,082
4.226% due 09/25/2046 •	1,387	1,371
4.246% due 06/25/2036 •	1,349	539
4.406% due 08/25/2047 •	2,532	2,163
4.488% due 11/20/2035 •	122	117
4.488% due 12/20/2035 •	1,682	1,606
4.546% due 05/25/2036 •	165	67

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

4.654% due 03/25/2047 •		45	36
5.335% due 05/25/2036 ~		885	851
5.429% due 08/25/2035 •		2,266	2,186
5.500% due 07/25/2035		3,885	2,777
5.529% due 09/25/2035 •		445	411
5.750% due 03/25/2034		2,411	2,467
6.000% due 10/25/2034		6,991	7,119
6.000% due 12/25/2034		2,470	2,155
6.000% due 07/25/2036		15,706	6,020
6.000% due 08/25/2036		1,007	966
6.000% due 08/25/2036 •		813	780
6.000% due 02/25/2037		3,868	1,440
6.000% due 04/25/2037		12,183	5,388
6.000% due 07/25/2037		12,165	6,241
6.079% due 10/20/2035 •		890	641
6.500% due 12/25/2036		8,003	3,322
Countrywide Alternative Loan Trust Resecuritization 6.000% due 05/25/2036		35	19
Cross Mortgage Trust
5.129% due 09/25/2069 ~		3,246	3,253
5.549% due 12/25/2069 ~		4,605	4,642
6.093% due 04/25/2069 þ		5,075	5,127
6.147% due 07/25/2069 þ		4,592	4,648
6.272% due 06/25/2069 þ		6,993	7,078
6.615% due 03/25/2068 þ		3,553	3,571
CRSNT Trust
5.074% due 04/15/2036 •		24,753	24,486
5.424% due 04/15/2036 •		10,913	10,772
5.874% due 04/15/2036 •		17,000	16,762
CSAB Mortgage-Backed Trust 6.500% due 11/25/2036 þ		57	7
CSMC Trust
0.938% due 05/25/2066 ~		932	797
2.000% due 01/25/2060		14,722	13,103
2.000% due 01/25/2060 ~		1,169	1,045
2.000% due 10/25/2060 ~		472	432
2.500% due 07/25/2056 ~		1,758	1,475
2.974% due 07/25/2057 ~		6,580	6,223
3.000% due 11/25/2056 ~		5,508	4,827
3.375% due 01/25/2060		1,000	829
3.874% due 02/25/2061 ~		652	650
3.904% due 04/25/2062 ~		2,698	2,601
4.129% due 10/26/2036 ~		418	380
4.150% due 12/27/2060 ~		18,562	18,504
4.215% due 07/27/2061 ~		19,628	19,562
4.699% due 05/27/2053 ~		1,960	1,790
4.727% due 01/26/2047 ~		2,505	1,245
5.549% due 01/15/2049 ~		2,500	131
5.665% due 07/15/2038 •		4,000	3,087
6.165% due 07/15/2038 •		5,000	2,407
6.250% due 05/26/2048		5,758	4,869
6.765% due 07/15/2038 •		10,000	3,314
6.778% due 06/01/2050 ~		1,855	1,850
DC Commercial Mortgage Trust 6.314% due 09/12/2040		4,300	4,431
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.146% due 03/25/2037 •		785	753
4.146% due 09/25/2047 •		12,978	11,381
4.326% due 01/25/2047 •		5,429	4,887
DOLP Trust 3.704% due 05/10/2041 ~		46,540	39,210
DROP Mortgage Trust
5.564% due 10/15/2043 •		5,500	5,114
6.114% due 10/15/2043 •		7,200	6,382
Ellington Financial Mortgage Trust
2.296% due 06/25/2066 ~		2,200	1,570
5.522% due 01/26/2060 þ		1,314	1,325
5.655% due 02/25/2060 þ		4,529	4,585
Eurosail-U.K. PLC 4.671% due 09/13/2045 •	GBP	604	795
Finance of America HECM Buyout 4.500% due 11/25/2028 ~		$5,053	5,038
First Horizon Alternative Mortgage Securities Trust 4.094% due 07/25/2036 ~		72	64
First Horizon Mortgage Pass-Through Trust
5.704% due 11/25/2035 ~		8	6
5.998% due 08/25/2035 ~		59	39
GCAT Trust
2.565% due 05/25/2066		9,952	7,520
4.250% due 05/25/2067 ~		3,564	3,410
5.500% due 08/25/2055 ~		45,657	46,036
6.007% due 01/25/2059 þ		2,489	2,511
6.085% due 06/25/2059 þ		3,551	3,590
6.500% due 01/25/2054 ~		5,508	5,666
Global Mortgage Securitization Ltd. 4.116% due 04/25/2032 •		333	324

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

GMACM Mortgage Loan Trust 0.000% due 05/25/2035 ~		7	7
GreenPoint Mortgage Funding Trust 4.306% due 02/25/2037 •		6,796	6,658
Grifonas Finance No. 1 PLC 2.344% due 08/28/2039 •	EUR	4,483	5,178
GS Mortgage Securities Corp. Trust
5.248% due 07/15/2031 •		$11,605	3,656
5.498% due 07/15/2031 •		3,293	692
5.670% due 12/15/2036 •		3,413	3,374
GS Mortgage-Backed Securities Corp. Trust
0.250% due 05/25/2051 ~(a)		15,074	202
2.000% due 12/25/2060 ~		2,770	2,387
2.300% due 07/25/2061 ~		17,128	14,032
3.207% due 07/25/2061 ~		5,664	4,542
4.211% due 07/25/2061 ~		2,039	1,677
GS Mortgage-Backed Securities Trust
0.000% due 01/25/2064 (b)		48	47
0.000% due 07/25/2064 (b)		157	154
0.000% due 08/25/2065 (b)		536	518
0.000% due 08/25/2071 ~		871	726
0.500% due 01/25/2053 ~(a)		33,082	1,081
3.011% due 01/25/2064 ~		97,771	83,116
3.161% due 07/25/2064 ~		102,448	88,893
3.177% due 08/25/2071 ~		87,695	82,993
3.298% due 08/25/2065 ~		128,306	116,227
3.625% due 01/25/2059 ~		18,306	18,019
3.702% due 07/25/2064 ~		101,546	91,873
3.750% due 10/25/2057		944	932
3.900% due 09/25/2061 þ		6,586	6,499
4.100% due 07/25/2065 þ		10,492	10,272
5.215% due 11/25/2054 •		3,891	3,902
5.658% due 04/25/2065 ~		85,715	88,145
GSMPS Mortgage Loan Trust
4.190% due 03/25/2035 ~		2,134	2,077
4.196% due 01/25/2036 •		410	332
4.246% due 04/25/2036 •		3,908	3,390
4.310% due 01/25/2036 ~		1,770	1,587
GSMSC Resecuritization Trust 3.976% due 06/26/2037 ~		3,133	2,828
GSR Mortgage Loan Trust 6.250% due 08/25/2036		668	184
HarborView Mortgage Loan Trust
4.226% due 01/19/2038 •		10,354	9,276
4.256% due 12/19/2036 •		3,719	3,035
4.266% due 11/19/2036 •		1,580	1,500
4.466% due 08/19/2045 •		17	16
5.831% due 04/19/2034 ~		53	50
5.929% due 09/19/2035 •		1,967	1,476
6.029% due 10/19/2035 •		16,791	7,853
Hilton USA Trust 2.828% due 11/05/2035		1,000	867
Homestar Mortgage Acceptance Corp. 4.641% due 03/25/2034 •		834	855
HSI Asset Loan Obligation Trust
2.784% due 12/25/2036 •(a)		726	70
4.216% due 12/25/2036 •		742	138
Hundred Acre Wood Trust 4.972% due 12/25/2051 •		6,392	5,971
Impac Secured Assets Trust
4.406% due 08/25/2036 •		1,139	1,029
4.546% due 05/25/2036 •		7	7
IMS Ecuadorian Mortgage Trust 3.400% due 08/18/2043		1,010	992
IndyMac IMSC Mortgage Loan Trust 3.792% due 06/25/2037 ~		9,841	5,856
IndyMac INDX Mortgage Loan Trust
3.640% due 09/25/2036 ~		110	85
4.026% due 09/25/2036 ~		1,711	1,463
4.206% due 02/25/2037 •		1,698	1,548
4.246% due 10/25/2036 •		5	5
4.306% due 08/25/2035 ~		27	24
4.626% due 12/25/2034 •		181	140
Jefferies Resecuritization Trust 8.472% due 06/25/2047 ~		420	353
JP Morgan Alternative Loan Trust
4.166% due 11/25/2036 •		2,303	1,996
4.406% due 04/25/2047 •		659	636
6.000% due 12/27/2036		2,480	1,178
JP Morgan Chase Commercial Mortgage Securities Trust
2.854% due 09/06/2038 ~		10,000	9,891
4.875% due 06/15/2038 •		1,520	1,480
5.348% due 02/15/2035 •		1,021	996
5.615% due 03/15/2036 •		1,900	1,550
6.165% due 03/15/2036 •		29,900	20,965
6.965% due 03/15/2036 •		4,000	2,045

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

JP Morgan Mortgage Trust
0.000% due 02/25/2055 ~	82,370	89,898
0.150% due 03/25/2052 ~(a)	27,432	246
0.188% due 11/25/2051 ~(a)	40,300	441
0.450% due 07/25/2052 ~(a)	60,548	1,517
0.485% due 02/25/2052 ~(a)	43,719	1,255
0.500% due 12/25/2051 ~(a)	61,387	1,828
0.500% due 04/25/2052 ~(a)	8,496	156
0.500% due 05/25/2052 ~(a)	70,999	2,140
0.500% due 06/25/2052 ~(a)	35,914	1,082
2.500% due 12/25/2051 ~(a)	9,135	1,247
2.500% due 04/25/2052 ~(a)	7,032	968
3.500% due 09/25/2052 ~	9,929	9,121
4.397% due 01/25/2037 ~	1,469	1,180
4.467% due 06/25/2036 ~	2,569	1,722
4.625% due 07/25/2063 ~	3,739	3,699
5.000% due 12/25/2051 ~	2,469	2,431
5.000% due 05/25/2052 •	19,629	18,348
5.124% due 11/25/2054 •	37,169	37,130
5.124% due 12/25/2054 •	47,421	47,360
5.124% due 03/25/2055 •	11,033	11,018
5.174% due 03/25/2056 •	38,162	38,197
5.190% due 11/25/2035 ~	1,957	1,584
5.224% due 02/25/2055 •	7,523	7,542
5.250% due 11/25/2063 ~	1,109	1,114
5.561% due 09/25/2055 þ	9,200	9,243
5.569% due 04/25/2035 ~	8	8
6.186% due 07/25/2035 ~	1	1
6.230% due 07/25/2035 ~	2	2
7.000% due 08/25/2037	957	454
7.355% due 12/25/2055 ~	94,296	96,253
JP Morgan Resecuritization Trust
6.000% due 08/26/2036 ~	1,718	1,635
6.000% due 09/26/2036 ~	2,887	2,313
JP Morgan Seasoned Mortgage Trust
3.688% due 01/25/2063 ~	11,233	10,591
4.377% due 01/25/2063 ~	2,691	2,592
KREST Commercial Mortgage Securities Trust 2.927% due 11/05/2044 ~	17,515	11,806
La Hipotecaria El Salvadorian Mortgage Trust
3.358% due 01/15/2046 «	3,872	3,582
4.250% due 09/29/2046 «	21,339	19,550
La Hipotecaria Panamanian Mortgage Trust 3.508% due 11/24/2042 «•	6,921	6,668
Legacy Mortgage Asset Trust
5.650% due 11/25/2060 þ	4,520	4,526
5.750% due 07/25/2061 þ	6,286	6,291
5.892% due 10/25/2066 þ	4,314	4,318
6.250% due 07/25/2067 þ	9,043	9,057
Lehman Mortgage Trust
2.704% due 11/25/2036 •(a)	16,528	1,979
4.166% due 08/25/2036 •	68	43
4.296% due 11/25/2036 •	25,607	5,585
5.750% due 02/25/2037	3,634	2,364
Lehman XS Trust
4.086% due 08/25/2036 •	62	73
4.206% due 12/25/2036 •	4,781	4,802
4.346% due 08/25/2037 •	1,187	1,176
4.746% due 08/25/2047 •	1,586	1,458
Luminent Mortgage Trust 4.306% due 05/25/2037 •	20	18
LUX 6.441% due 08/15/2040 •	8,300	8,398
MASTR Asset Securitization Trust 6.250% due 01/25/2038	417	210
MASTR Reperforming Loan Trust
6.000% due 08/25/2034	722	434
7.000% due 07/25/2035	1,915	1,202
Merrill Lynch Alternative Note Asset Trust 3.336% due 10/25/2047 ~	4,443	1,100
Merrill Lynch Mortgage Investors Trust 5.623% due 02/25/2036 ~	261	170
MF1 Trust 4.820% due 12/15/2034 •	5,270	5,269
MFA Trust
2.306% due 04/25/2065 ~	8,966	7,756
2.500% due 10/25/2051 ~(a)	27,127	4,192
2.855% due 07/25/2060 ~	1,372	1,156
4.250% due 02/25/2066 ~	847	815
6.105% due 12/25/2068 þ	3,313	3,342
6.775% due 10/25/2058 þ	3,955	3,997
Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~	1,068	1,051
2.750% due 08/25/2059 ~	2,920	2,853
3.000% due 08/25/2059 ~	5,000	4,691
3.500% due 04/25/2066 ~	6,489	6,401

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Morgan Stanley Capital I Trust
2.428% due 04/05/2042 ~		10,000	8,879
4.865% due 05/15/2036 •		2,671	381
5.298% due 11/15/2034 •		2,500	2,459
5.448% due 11/15/2034 •		4,000	3,896
5.663% due 12/15/2038 •		8,896	8,167
6.242% due 12/15/2038 •		24,544	21,940
6.941% due 12/15/2038 •		8,200	7,253
Morgan Stanley Mortgage Loan Trust
4.274% due 09/25/2035 ~		38	24
4.746% due 02/25/2036 •		96	91
5.003% due 12/25/2035 ~		1,507	1,403
5.500% due 10/25/2037		267	262
6.201% due 02/25/2047 þ		1,952	656
Morgan Stanley Re-REMICS Trust 3.531% due 02/26/2037 •		8,172	7,789
Morgan Stanley Residential Mortgage Loan Trust
4.000% due 06/25/2064 þ		3,598	3,529
5.044% due 07/25/2069 ~		9,777	9,778
Mortgage Equity Conversion Asset Trust 4.020% due 05/25/2042 •		2,565	2,382
MortgageIT Securities Corp. Mortgage Loan Trust 4.306% due 06/25/2047 •		1,752	1,544
MortgageIT Trust 4.626% due 11/25/2034 •		75	73
New Residential Mortgage Loan Trust
2.000% due 09/25/2051 ~(a)		9,741	1,059
2.201% due 10/25/2058 ~		10,000	9,283
2.750% due 07/25/2059 ~		17,533	17,019
2.750% due 11/25/2059 ~		117	113
3.000% due 07/25/2059 ~		1,837	1,714
3.008% due 10/25/2058 ~		5,500	5,046
3.500% due 12/25/2058 ~		538	507
3.500% due 10/25/2059 ~		1,602	1,515
3.963% due 10/25/2058 ~		2,500	2,318
5.000% due 09/25/2051 •		12,794	11,997
New York Mortgage Trust 4.506% due 08/25/2035 •		1,017	950
NLT Trust 3.200% due 10/25/2062 ~		2,910	2,687
NYMT Loan Trust
3.215% due 07/25/2061		800	701
3.750% due 02/25/2068 ~		1,639	1,533
3.750% due 11/25/2069 ~		7,907	7,644
5.379% due 06/25/2069 ~		4,298	4,327
OBX Trust
3.000% due 01/25/2052 ~		4,398	3,849
3.637% due 03/25/2053 ~		8,989	8,972
3.695% due 04/25/2053 ~		13,428	13,326
4.940% due 09/25/2062 þ		15,622	15,610
5.110% due 08/25/2062 þ		5,016	5,015
5.610% due 11/25/2064 ~		4,211	4,253
6.030% due 01/25/2064 þ		6,179	6,265
6.233% due 05/25/2064 þ		4,446	4,502
6.465% due 10/25/2063 þ		5,878	5,937
6.520% due 07/25/2063 þ		8,874	8,922
6.567% due 06/25/2063 þ		4,726	4,754
6.844% due 04/25/2063 þ		2,782	2,809
7.045% due 09/25/2063 þ		5,074	5,129
7.159% due 10/25/2063 þ		7,793	7,895
Oceanview Mortgage Trust 4.815% due 05/25/2055 •		14,811	14,851
One Bryant Park Trust 2.516% due 09/15/2054		40,000	37,162
Preferred Residential Securities PLC 4.900% due 12/15/2043 •	GBP	4,656	6,158
PRET LLC 5.249% due 10/25/2055		$3,761	3,763
PRET Trust
3.900% due 10/25/2063 ~		3,500	3,397
4.000% due 08/25/2064 þ		4,175	4,086
4.000% due 03/25/2065 þ		27,013	26,539
4.000% due 07/25/2069 þ		1,831	1,796
4.075% due 06/25/2064 ~		3,399	3,279
4.150% due 04/25/2065 þ		5,587	5,476
PRKCM Trust
6.333% due 03/25/2059 þ		3,461	3,497
6.431% due 05/25/2059 þ		637	645
6.584% due 09/25/2058 þ		5,354	5,387
7.225% due 11/25/2058 þ		3,270	3,311
PRPM LLC
3.750% due 03/25/2054 þ		1,576	1,554
3.750% due 04/25/2055 þ		1,878	1,838
4.000% due 11/25/2053 þ		793	787
4.000% due 01/25/2054 þ		729	721
4.000% due 05/25/2054 þ		647	641

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

4.000% due 07/25/2054 þ		677	671
4.000% due 08/25/2054 þ		651	644
4.000% due 11/25/2054 þ		4,983	4,894
4.000% due 10/25/2064 þ		1,967	1,941
4.200% due 12/25/2064 þ		2,024	2,004
4.500% due 02/25/2055 þ		1,690	1,684
4.500% due 08/25/2055 þ		3,768	3,742
4.500% due 06/25/2065 «þ		24,900	24,538
4.990% due 12/25/2055 þ		8,400	8,399
5.250% due 07/25/2055 þ		2,726	2,752
5.385% due 10/25/2030 þ		1,492	1,495
5.774% due 08/25/2028 þ		7,948	7,967
5.870% due 11/25/2029 þ		4,117	4,122
5.897% due 12/25/2029 þ		6,397	6,408
6.179% due 06/25/2030 þ		4,903	4,916
6.255% due 05/25/2030 þ		1,890	1,895
6.469% due 05/25/2030 þ		2,887	2,894
PRPM Trust
5.228% due 08/25/2069 þ		3,600	3,603
5.674% due 12/26/2069 þ		4,573	4,609
5.802% due 11/25/2069 þ		9,555	9,642
6.221% due 11/25/2068 þ		7,075	7,149
6.250% due 08/25/2068 þ		5,327	5,356
6.265% due 12/25/2068 þ		1,602	1,622
6.327% due 06/25/2069 þ		3,873	3,925
RALI Trust
2.754% due 06/25/2037 •(a)		2,103	248
4.146% due 08/25/2035 •		98	68
4.196% due 08/25/2035 •		454	367
4.226% due 05/25/2037 •		2,692	2,567
4.246% due 06/25/2037 •		2,103	1,560
4.246% due 10/25/2046 •		480	470
4.396% due 01/25/2037 •		2,840	2,120
4.646% due 10/25/2045 •		82	57
5.007% due 10/25/2037 ~		4,534	3,609
5.389% due 09/25/2045 •		1,236	1,075
5.683% due 12/25/2035 ~		3,716	1,380
6.500% due 02/25/2037		2,460	2,088
6.837% due 05/25/2035 ~		51	26
8.000% due 04/25/2036 •		107	90
RBSGC Mortgage Loan Trust 4.146% due 01/25/2037 •		20,235	3,444
RBSSP Resecuritization Trust
4.209% due 12/25/2035 ~		1,765	1,673
6.000% due 06/26/2037 ~		75	69
RCKT Mortgage Trust
5.158% due 10/25/2044 þ		7,270	7,299
5.472% due 06/25/2055 þ		17,951	18,136
5.553% due 03/25/2055 þ		8,211	8,300
5.582% due 12/25/2044 þ		9,690	9,797
5.653% due 01/25/2045 þ		7,483	7,563
5.846% due 08/25/2044 þ		9,670	9,772
RCO X Mortgage LLC 5.418% due 10/25/2030 þ		4,691	4,647
Real Estate Asset Liquidity Trust 3.650% due 08/12/2053	CAD	3,429	2,509
Residential Asset Securitization Trust 6.250% due 08/25/2036		$451	316
RFMSI Trust 6.004% due 04/25/2037 ~		76	66
Riverview HECM Pass-Through Certificates Trust 4.116% due 05/25/2047 •		717	642
Saluda Grade Alternative Mortgage Trust 5.582% due 08/25/2059 þ		8,013	8,110
Santander Mortgage Asset Receivable Trust 5.545% due 01/25/2065 þ		2,599	2,619
Seasoned Credit Risk Transfer Trust 5.000% due 11/25/2064 ~		385	330
Sequoia Mortgage Trust
4.224% due 07/20/2037 ~		48	38
4.228% due 06/20/2036 •		33	31
4.507% due 11/25/2063 ~		6,608	6,632
5.061% due 10/25/2055 ~		5,014	5,033
SFO Commercial Mortgage Trust
5.364% due 05/15/2038 •		8,750	8,717
5.664% due 05/15/2038 •		15,140	15,068
6.264% due 05/15/2038 •		5,500	5,475
SMRT Commercial Mortgage Trust 4.751% due 01/15/2039 •		30,128	30,136
Starwood Mortgage Residential Trust
2.175% due 05/25/2065 ~		6,564	6,086
3.386% due 11/25/2066 ~		9,324	6,972
Starwood Mortgage Trust 6.265% due 04/15/2034 •		2,036	2,035
Structured Adjustable Rate Mortgage Loan Trust
4.146% due 02/25/2037 •		1,795	1,820

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

4.206% due 10/25/2035 •		2,993	2,866
4.473% due 08/25/2035 ~		191	165
4.737% due 05/25/2035 ~		766	641
4.821% due 08/25/2035 •		4,494	4,082
6.146% due 12/25/2037 •		1,839	1,592
Structured Asset Mortgage Investments II Trust
4.206% due 07/25/2046 •		35	31
4.226% due 07/25/2046 •		2,315	1,885
4.286% due 05/25/2036 •		285	239
Structured Asset Securities Corp.
0.209% due 11/25/2035 ~(a)		4,246	104
4.096% due 07/25/2035 •		466	439
4.106% due 11/25/2035 •		4,246	3,814
4.819% due 01/25/2036 ~		1,138	1,022
Structured Asset Securities Corp. Mortgage Loan Trust 4.136% due 10/25/2036 •		738	622
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 5.508% due 09/25/2033 ~		22	21
Thornburg Mortgage Securities Trust 5.463% due 03/25/2037 •		2,713	1,927
Towd Point Mortgage Trust
3.000% due 06/25/2058 ~		1,909	1,823
3.250% due 07/25/2056 ~		335	333
3.750% due 10/25/2056 ~		6,020	5,852
3.750% due 05/25/2058 ~		11,033	10,890
4.578% due 10/27/2064 ~		20,212	20,289
4.606% due 10/25/2064 ~		40,206	40,376
4.846% due 05/25/2058 •		1,606	1,637
4.846% due 10/25/2059 •		2,245	2,249
5.033% due 07/25/2065 ~		13,001	13,136
5.725% due 11/25/2064 þ		7,599	7,675
UWM Mortgage Trust
0.500% due 12/25/2051 ~(a)		19,975	605
2.500% due 11/25/2051 ~(a)		5,889	810
4.824% due 12/25/2051 •		13,086	12,230
5.000% due 09/25/2051 •		7,071	6,580
Valley Funding PLC
0.000% due 05/16/2066	GBP	8,179	9,744
4.857% due 05/16/2066 •		43,078	58,057
5.357% due 05/16/2066 •		4,995	6,738
5.857% due 05/16/2066 •		5,212	7,020
6.857% due 05/16/2066 •		2,693	3,629
7.857% due 05/16/2066 •		1,737	2,342
9.357% due 05/16/2066 •		956	1,294
VASA Trust
5.115% due 07/15/2039 •		$14,850	14,440
5.615% due 07/15/2039 •		16,314	15,466
5.965% due 07/15/2039 •		11,635	10,860
Verus Securitization Trust
4.260% due 02/25/2067 þ		4,457	4,296
5.218% due 09/25/2069 ~		7,529	7,543
5.402% due 05/25/2065 þ		7,562	7,621
5.799% due 07/25/2069 þ		7,980	8,053
5.999% due 02/25/2068 þ		2,555	2,551
6.192% due 06/25/2069 þ		6,455	6,537
6.193% due 03/25/2068 þ		3,923	3,923
6.218% due 06/25/2069 þ		5,524	5,599
6.259% due 12/25/2068 þ		2,785	2,813
6.338% due 04/25/2069 þ		4,629	4,685
6.443% due 08/25/2068 þ		3,391	3,409
6.665% due 09/25/2068 þ		10,222	10,313
6.876% due 11/25/2068 ~		2,569	2,607
7.070% due 10/25/2068 þ		8,271	8,382
Visio Trust 6.598% due 10/25/2058 þ		3,210	3,226
WaMu Commercial Mortgage Securities Trust 6.481% due 12/27/2049 ~		4,930	4,925
WaMu Mortgage Pass-Through Certificates Trust
3.664% due 01/25/2037 ~		2,964	2,578
3.898% due 07/25/2037 ~		48	43
4.041% due 03/25/2037 ~		3,064	2,742
4.140% due 12/25/2036 ~		545	491
4.543% due 12/25/2035 ~		129	119
4.586% due 11/25/2034 •		331	325
4.626% due 10/25/2044 •		1,331	1,313
4.651% due 07/25/2037 ~		27	24
4.799% due 04/25/2047 •		448	396
4.839% due 07/25/2047 •		381	327
4.966% due 01/25/2035 ~		2,129	2,073
5.279% due 01/25/2047 •		3,710	3,353
Warwick Finance Residential Mortgages Number Three PLC
0.000% due 12/21/2049	GBP	0	2,076
4.712% due 12/21/2049 •		4,772	6,438
5.412% due 12/21/2049 •		2,387	3,228
5.912% due 12/21/2049 •		1,193	1,604
6.412% due 12/21/2049 •		682	915

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

6.912% due 12/21/2049 •	682	908
Washington Mutual Mortgage Pass-Through Certificates Trust
3.911% due 09/25/2036 þ	$4,923	1,291
4.346% due 02/25/2036 •	170	146
4.729% due 01/25/2047 •	1,168	1,025
5.750% due 11/25/2035	533	507
6.500% due 03/25/2036	5,845	4,470
Wells Fargo Alternative Loan Trust 4.386% due 03/25/2037 •	251	205
Wells Fargo Commercial Mortgage Trust
5.343% due 10/15/2042 •	10,300	10,330
5.393% due 07/15/2037 •	9,100	9,126
Wells Fargo Mortgage-Backed Securities Trust
4.346% due 06/25/2037 •	26	22
5.851% due 11/25/2037 ~	1,805	1,658
WSTN Trust 6.297% due 07/05/2037 ~	16,100	16,402

Total Non-Agency Mortgage-Backed Securities (Cost $3,763,080)		3,583,957

ASSET-BACKED SECURITIES 28.6%
AUTOMOBILE ABS OTHER 1.4%
Ally Bank Auto Credit-Linked Notes
4.648% due 06/15/2033	11,126	11,189
5.117% due 09/15/2032	1,104	1,115
5.215% due 09/15/2032	639	645
5.410% due 09/15/2032	3,050	3,074
6.315% due 05/17/2032	237	241
6.678% due 09/15/2032	1,627	1,643
8.036% due 09/15/2032	697	709
11.395% due 09/15/2032	3,021	3,106
CarMax Select Receivables Trust
4.664% due 05/15/2028 •	5,874	5,877
4.714% due 09/15/2027 •	274	274
Carvana Auto Receivables Trust
4.670% due 12/10/2030	19,760	19,851
4.900% due 12/10/2030	8,558	8,629
CPS Auto Receivables Trust
4.650% due 03/15/2029	6,500	6,510
4.760% due 01/15/2031	8,700	8,722
Drive Auto Receivables Trust
4.520% due 07/16/2029	20,000	20,087
4.670% due 05/17/2032	20,000	20,138
Exeter Automobile Receivables Trust
4.480% due 04/16/2029	10,000	10,009
4.640% due 01/15/2030	10,000	10,047
GLS Auto Receivables Issuer Trust
4.890% due 04/16/2029	6,100	6,141
5.080% due 01/16/2029	3,200	3,221
5.210% due 02/18/2031	8,200	8,303
6.440% due 05/15/2029	3,690	3,783
GLS Auto Select Receivables Trust
5.640% due 08/15/2030	500	512
5.920% due 08/15/2030	500	516
Santander Drive Auto Receivables Trust 4.930% due 09/17/2029	9,500	9,575
SBNA Auto Receivables Trust
5.120% due 03/17/2031	813	813
5.140% due 04/15/2031	7,900	7,926
5.340% due 09/15/2031	7,250	7,289

		179,945

AUTOMOBILE SEQUENTIAL 2.0%
Ally Bank Auto Credit-Linked Notes
4.452% due 06/15/2033	12,455	12,522
4.970% due 09/15/2032	2,092	2,113
Arivo Acceptance Auto Loan Receivables Trust 4.920% due 05/15/2029	1,200	1,200
Bridgecrest Lending Auto Securitization Trust 4.720% due 09/15/2028	6,400	6,413
CarMax Select Receivables Trust
4.760% due 05/15/2028	7,209	7,225
5.400% due 11/15/2028	1,700	1,716
5.780% due 09/15/2027	496	497
Carvana Auto Receivables Trust
4.310% due 09/10/2030	2,875	2,896
4.500% due 06/12/2028	3,251	3,254
4.530% due 01/10/2029	13,060	13,087
4.620% due 02/10/2028	1,243	1,244
4.640% due 01/10/2030	7,400	7,448
4.740% due 12/10/2030	3,700	3,764
4.840% due 12/10/2027	497	498
4.850% due 06/12/2028	2,000	2,013

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

5.710% due 07/10/2028		3,732	3,745
5.710% due 07/10/2029		4,270	4,374
5.820% due 08/10/2028		2,908	2,928
5.980% due 12/10/2027		577	578
6.160% due 10/10/2028		832	840
Chase Auto Owner Trust 5.220% due 07/25/2029		13,600	13,763
CPS Auto Receivables Trust
4.910% due 06/15/2028		1,794	1,796
5.880% due 02/15/2028		947	948
Enterprise Fleet Financing LLC
4.980% due 08/21/2028		3,500	3,551
5.310% due 04/20/2027		1,851	1,858
Exeter Automobile Receivables Trust
4.780% due 06/15/2027		1,766	1,767
5.280% due 08/15/2030		1,255	1,256
FCCU Auto Receivables Trust
5.460% due 04/15/2030		1,200	1,228
5.540% due 04/16/2029		3,900	3,939
5.760% due 11/15/2027		474	475
FHF Issuer Trust
4.920% due 02/15/2031		9,104	9,084
4.940% due 11/15/2030		4,588	4,580
5.690% due 02/15/2030		3,305	3,326
5.890% due 06/15/2030		2,427	2,443
6.790% due 10/15/2029		2,174	2,190
GLS Auto Receivables Issuer Trust
4.750% due 07/17/2028		3,600	3,610
4.760% due 10/15/2027		1,477	1,478
5.020% due 04/17/2028		1,926	1,929
GLS Auto Select Receivables Trust
4.430% due 12/17/2029		5,445	5,466
5.240% due 03/15/2030		1,966	1,979
5.590% due 10/15/2029		1,052	1,064
GMF Canada Leasing Trust
4.827% due 08/20/2029	CAD	5,000	3,671
4.883% due 12/21/2026		138	100
LAD Auto Receivables Trust 5.460% due 07/16/2029		$1,200	1,219
Lendbuzz Securitization Trust
4.970% due 10/15/2029		3,302	3,303
5.100% due 10/15/2030		2,393	2,394
Octane Receivables Trust 4.940% due 05/20/2030		3,351	3,371
Oscar U.S. Funding XVII LLC
4.470% due 03/12/2029		2,200	2,210
4.630% due 12/10/2027		3,591	3,594
PenFed Auto Receivables Owner Trust 4.700% due 06/15/2029		7,200	7,234
Research-Driven Pagaya Motor Asset Trust
5.124% due 04/25/2034		7,800	7,833
7.130% due 01/26/2032		3,585	3,591
Research-Driven Pagaya Motor Asset Trust IV 2.650% due 03/25/2030		5,585	5,530
Research-Driven Pagaya Motor Asset Trust V 5.320% due 09/25/2030		2,655	2,670
Research-Driven Pagaya Motor Trust 7.090% due 06/25/2032		971	976
Santander Drive Auto Receivables Trust
4.620% due 11/15/2028		4,745	4,753
4.710% due 06/15/2028		18,618	18,647
4.850% due 01/16/2029		7,643	7,664
SBNA Auto Lease Trust 6.520% due 04/20/2028		3,400	3,422
SCCU Auto Receivables Trust
5.110% due 06/15/2029		10,900	10,976
5.160% due 05/15/2030		9,100	9,271
5.450% due 12/15/2027		1,680	1,681
5.700% due 10/16/2028		3,556	3,582
5.700% due 08/15/2029		2,800	2,867
Tricolor Auto Securitization Trust 6.360% due 12/15/2027		358	345
Veros Auto Receivables Trust 6.280% due 11/15/2027		370	371

			257,360

CMBS OTHER 1.3%
ACRES LLC 5.353% due 08/18/2040 •		26,900	26,955
Arbor Realty Commercial Real Estate Notes Ltd. 5.215% due 11/15/2036 •		1,619	1,630
AREIT Trust 5.847% due 08/17/2041 •		3,835	3,837
GPMT Ltd.
5.699% due 07/16/2035 •		15,000	15,000

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

6.299% due 07/16/2035 •	5,000	5,002
6.749% due 07/16/2035 •	10,000	10,003
LoanCore Issuer Ltd. 5.493% due 01/17/2037 •	1,995	1,997
MF1 LLC
5.184% due 02/18/2043 •	5,900	5,915
5.468% due 03/19/2039 •	9,500	9,528
MF1 Ltd. 5.599% due 10/16/2036 •	10,000	9,957
PFP Ltd. 5.610% due 09/17/2039 •	6,641	6,662
Starwood LLC 5.181% due 11/19/2042 •	46,600	46,684
Starwood Ltd.
5.649% due 04/18/2038 •	5,000	5,002
5.949% due 04/18/2038 •	7,825	7,846
VMC Finance LLC
5.649% due 06/16/2036 •	4,265	4,232
6.099% due 06/16/2036 •	3,000	2,900

		163,150

HOME EQUITY OTHER 7.3%
ABFC Trust 5.096% due 06/25/2034 •	5,235	5,370
Accredited Mortgage Loan Trust 4.106% due 09/25/2036 •	899	896
ACE Securities Corp. Home Equity Loan Trust
4.086% due 02/25/2037 •	3,012	1,251
4.106% due 10/25/2036 •	4,982	1,670
4.286% due 01/25/2037 •	4,663	1,001
4.446% due 02/25/2036 •	65	65
4.446% due 12/25/2036 •	3,331	1,774
4.461% due 12/25/2035 •	3,903	3,798
4.526% due 07/25/2033 •	3,969	3,872
4.821% due 11/25/2033 •	1,611	1,654
5.016% due 02/25/2035 •	7,068	6,878
Aegis Asset-Backed Securities Trust
4.546% due 03/25/2035 •	375	372
4.791% due 06/25/2035 •	15,500	12,387
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 5.676% due 12/25/2034 •	4,475	4,117
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.026% due 06/25/2034 •	335	319
4.416% due 04/25/2036 •	12,700	11,920
4.761% due 01/25/2035 •	798	826
4.866% due 01/25/2036 •	5,000	4,490
4.971% due 11/25/2034 •	933	914
Argent Securities Trust 4.146% due 07/25/2036 •	10,594	9,690
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.311% due 02/25/2034 •	240	259
4.606% due 02/25/2036 •	5,160	4,257
Asset-Backed Securities Corp. Home Equity Loan Trust
3.227% due 03/25/2036 •	1,474	1,376
3.569% due 12/25/2036 •	9,200	8,642
3.926% due 05/25/2037 •	288	208
4.806% due 11/25/2033 •	2,384	2,418
Bayview Financial Asset Trust 4.296% due 03/25/2037 •	2,949	2,980
Bear Stearns Asset-Backed Securities I Trust
4.146% due 11/25/2036 •	934	912
4.296% due 06/25/2036 •	10,057	9,953
4.926% due 12/25/2035 •	5,095	5,089
Bear Stearns Asset-Backed Securities Trust 4.701% due 07/25/2034 •	5,187	5,161
BNC Mortgage Loan Trust
4.066% due 03/25/2037 •	29,581	25,391
4.136% due 05/25/2037 •	10,000	8,717
C-BASS Trust 3.966% due 11/25/2036 •	1,802	824
Carrington Mortgage Loan Trust 4.066% due 10/25/2036 •	11,809	10,898
Centex Home Equity Loan Trust 4.806% due 03/25/2035 •	1,653	1,651
CIT Mortgage Loan Trust 5.346% due 10/25/2037 •	3,687	3,747
Citicorp Residential Mortgage Trust 4.449% due 06/25/2037 þ	8,907	7,992
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates 4.791% due 10/25/2034 •	797	784
Citigroup Mortgage Loan Trust, Inc.
4.106% due 07/25/2045 •	4,687	3,327
4.146% due 12/25/2036 •	2,709	1,021
4.166% due 09/25/2036 •	1,944	1,515
4.206% due 01/25/2037 •	2,185	1,632

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

4.446% due 10/25/2036 •	5,168	3,046
4.521% due 10/25/2035 •	673	667
Countrywide Asset-Backed Certificates
4.286% due 07/25/2034 •	2,032	2,002
4.546% due 07/25/2034 •	5,236	5,194
4.791% due 02/25/2036 •	95	95
4.866% due 10/25/2032 •	1,451	1,433
Countrywide Asset-Backed Certificates Trust
4.065% due 01/25/2037 •	16,600	15,905
4.096% due 02/25/2036 •	733	717
4.106% due 12/25/2036 •	8,933	8,393
4.119% due 02/25/2035 ~	5,174	4,477
4.126% due 06/25/2037 •	5,270	4,945
4.126% due 06/25/2047 •	16,726	15,416
4.246% due 09/25/2047 •	567	539
4.286% due 09/25/2037 •	205	219
4.286% due 09/25/2047 •	727	748
4.326% due 03/25/2037 •	9,226	8,909
4.326% due 10/25/2046 •	5,691	5,617
4.346% due 04/25/2046 •	1,482	1,453
4.366% due 09/25/2046 •	3,717	3,594
4.371% due 07/25/2036 •	3,179	3,170
4.401% due 07/25/2036 •	14,425	13,844
4.586% due 08/25/2047 •	752	745
4.746% due 10/25/2034 •	352	350
4.746% due 05/25/2036 •	461	456
4.791% due 11/25/2034 •	818	813
4.926% due 01/25/2036 •	197	198
5.346% due 02/25/2035 •	634	634
Credit-Based Asset Servicing & Securitization LLC
2.886% due 05/25/2036 •	7,556	5,244
3.345% due 12/25/2035 •	158	157
4.226% due 07/25/2037 •	85	57
Ellington Loan Acquisition Trust
4.896% due 05/25/2037 •	1,587	1,577
4.946% due 05/25/2037 •	2,547	2,504
5.346% due 05/25/2037 •	5,361	5,313
EMC Mortgage Loan Trust 4.946% due 08/25/2040 •	487	496
Encore Credit Receivables Trust 4.881% due 10/25/2035 •	3,552	3,356
EquiFirst Loan Securitization Trust 4.226% due 04/25/2037 •	18,345	17,250
Finance of America HECM Buyout 4.000% due 10/01/2034 ~	681	681
Fremont Home Loan Trust
4.126% due 01/25/2037 •	15,043	7,795
4.166% due 05/25/2036 •	14,369	9,448
4.166% due 08/25/2036 •	24,047	7,472
4.776% due 04/25/2035 •	3,864	3,802
GE-WMC Mortgage Securities Trust 4.146% due 08/25/2036 •	12,061	5,128
GSAA Home Equity Trust
4.306% due 04/25/2047 •	5,183	2,260
4.326% due 12/25/2036 •	5,912	2,012
4.446% due 05/25/2047 •	248	154
4.566% due 06/25/2035 •	2,827	2,818
5.721% due 02/25/2035 •	663	671
5.825% due 06/25/2036 ~	13,828	3,039
5.985% due 06/25/2036 ~	603	133
6.000% due 10/25/2037	12	11
6.032% due 05/25/2037 þ	7,400	3,239
GSAMP Trust
3.966% due 12/25/2036 •	696	346
3.986% due 12/25/2036 •	4,923	2,651
4.146% due 08/25/2036 •	9,168	7,965
4.731% due 07/25/2045 •	4,400	4,175
Home Equity Asset Trust 4.551% due 01/25/2036 •	10,112	9,788
Home Equity Loan Trust 4.186% due 04/25/2037 •	600	543
Home Equity Mortgage Loan Asset-Backed Trust
4.086% due 04/25/2037 •	5,118	3,505
4.326% due 08/25/2036 •	8,505	7,907
HSI Asset Securitization Corp. Trust
3.996% due 12/25/2036 •	3,249	2,927
4.036% due 01/25/2037 •	2,081	1,502
4.046% due 07/25/2036 •	6,411	2,740
4.626% due 11/25/2035 •	541	511
JP Morgan Mortgage Acquisition Corp.
4.356% due 02/25/2036 •	1,944	1,933
4.776% due 12/25/2035 •	448	444
JP Morgan Mortgage Acquisition Trust
4.266% due 10/25/2036 •	222	222
4.482% due 11/25/2036 •	3,331	3,624

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

JP Morgan Mortgage Trust 0.000% due 10/25/2055 ~	111,605	120,989
Long Beach Mortgage Loan Trust
4.136% due 07/25/2036 •	8,052	5,614
4.146% due 05/25/2036 •	1,463	775
4.166% due 09/25/2036 •	22,502	5,671
4.166% due 10/25/2036 •	18,005	5,610
4.286% due 06/25/2034 •	808	789
4.551% due 11/25/2035 •	6,987	6,897
4.641% due 06/25/2034 •	22	22
4.761% due 08/25/2035 •	3,000	2,790
5.121% due 02/25/2035 •	1,704	1,689
MASTR Asset-Backed Securities Trust
4.146% due 06/25/2036 •	8,937	3,007
4.166% due 10/25/2036 •	1,928	931
4.206% due 02/25/2036 •	4,561	1,652
4.306% due 01/25/2037 •	9,912	2,812
4.326% due 10/25/2036 •	6,646	6,028
4.596% due 10/25/2035 •	3,870	3,837
4.626% due 02/25/2034 •	723	768
4.896% due 05/25/2035 •	3,080	3,096
Merrill Lynch Mortgage Investors Trust
1.631% due 04/25/2047 •	14,164	5,461
4.066% due 08/25/2037 •	2,410	1,188
4.136% due 08/25/2037 •	7,605	7,047
4.146% due 08/25/2037 •	22,217	10,944
Morgan Stanley ABS Capital I, Inc. Trust
3.537% due 01/25/2035 •	6,527	6,078
3.906% due 05/25/2037 •	3,327	2,600
3.946% due 10/25/2036 •	6,153	2,712
4.056% due 01/25/2037 •	3,576	1,656
4.306% due 09/25/2036 •	4,735	2,033
4.731% due 11/25/2034 •	1,570	1,522
4.776% due 07/25/2034 •	75	80
4.821% due 02/25/2035 •	6,058	5,120
4.896% due 04/25/2035 •	127	120
7.646% due 02/25/2047 •	3,525	2,907
Morgan Stanley IXIS Real Estate Capital Trust
3.916% due 11/25/2036 •	8,991	2,958
3.996% due 11/25/2036 •	13,813	4,545
4.146% due 07/25/2036 •	15,527	6,072
Morgan Stanley Mortgage Loan Trust 6.226% due 10/25/2036 þ	2,191	578
New Century Home Equity Loan Trust 4.791% due 06/25/2035 •	2,440	2,621
NovaStar Mortgage Funding Trust 5.946% due 12/25/2034 •	120	112
Option One Mortgage Loan Trust
3.976% due 07/25/2037 •	1,967	1,309
4.026% due 04/25/2037 •	149	86
4.581% due 05/25/2035 •	1,506	1,471
Option One Mortgage Loan Trust Asset-Backed Certificates 4.536% due 11/25/2035 •	4,899	4,772
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.971% due 10/25/2034 •	9,283	9,351
5.721% due 09/25/2034 •	133	131
5.946% due 09/25/2034 •	9,202	8,163
People's Choice Home Loan Securities Trust 4.731% due 06/25/2034 •	2,083	1,979
Popular ABS Mortgage Pass-Through Trust 4.341% due 07/25/2036 •	3,552	3,407
RAAC Trust 4.546% due 03/25/2034 •	30	30
RCKT Mortgage Trust
4.795% due 09/25/2055 þ	21,713	21,687
4.966% due 11/25/2055 þ	13,977	14,011
5.344% due 09/25/2044 þ	4,720	4,744
6.025% due 02/25/2044 ~	2,029	2,047
6.141% due 04/25/2044 ~	10,592	10,710
6.147% due 06/25/2044 þ	11,542	11,689
Renaissance Home Equity Loan Trust
5.473% due 01/25/2037 þ	9,077	2,833
5.608% due 05/25/2036 þ	6,712	2,853
5.746% due 05/25/2036 þ	2,134	929
5.951% due 05/25/2035 þ	5,261	5,290
6.011% due 05/25/2036 þ	3,091	1,406
6.166% due 05/25/2036 þ	3,374	1,573
Residential Asset Mortgage Products Trust
4.526% due 12/25/2035 •	6,003	5,437
4.536% due 10/25/2035 •	1	1
Residential Asset Securities Corporation Trust
4.306% due 06/25/2036 •	6,206	6,163
4.791% due 04/25/2035 •	109	109
4.851% due 05/25/2035 •	2,471	2,467
4.881% due 08/25/2035 •	11,600	11,462

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Saxon Asset Securities Trust
1.215% due 11/25/2035 •	65	64
4.156% due 09/25/2037 •	808	786
4.281% due 09/25/2036 •	2,032	1,960
Securitized Asset-Backed Receivables LLC Trust
4.026% due 07/25/2036 •	2,965	969
4.226% due 05/25/2037 •	6,082	5,430
4.461% due 01/25/2035 •	7,302	7,084
Soundview Home Loan Trust
4.016% due 07/25/2037 •	212	193
4.066% due 01/25/2037 •	2,146	1,575
4.346% due 06/25/2036 •	1,424	1,419
4.406% due 05/25/2036 •	6,659	6,539
4.836% due 06/25/2035 •	3,045	3,268
Structured Asset Investment Loan Trust
4.191% due 07/25/2036 •	5,664	3,309
4.446% due 04/25/2036 •	32,079	15,359
4.611% due 08/25/2035 •	2,124	2,091
4.646% due 04/25/2034 •	2,395	2,365
Structured Asset Securities Corp. Mortgage Loan Trust
4.116% due 02/25/2037 •	8,934	8,700
4.166% due 12/25/2036 •	15,471	15,060
4.266% due 02/25/2037 •	3,328	3,279
4.851% due 11/25/2035 •	202	202
Terwin Mortgage Trust 4.346% due 05/25/2038 •	4,241	2,207
Towd Point Mortgage Trust
5.091% due 10/25/2065 þ	14,641	14,705
5.278% due 08/25/2065 þ	17,131	17,215
5.348% due 07/25/2065 þ	6,809	6,857
6.290% due 05/25/2064 ~	9,792	9,915
Wells Fargo Home Equity Asset-Backed Securities Trust 5.946% due 11/25/2035 •	12,824	12,811

		939,800

HOME EQUITY SEQUENTIAL 0.0%
Morgan Stanley Mortgage Loan Trust 4.326% due 04/25/2037 •	1,394	372

MANUFACTURING HOUSE SEQUENTIAL 0.0%
Cascade MH Asset Trust 5.695% due 11/25/2056 ~	1,351	1,392
Conseco Finance Securitizations Corp. 8.310% due 05/01/2032 ~	19,650	2,497

		3,889

WHOLE LOAN COLLATERAL 1.2%
Bear Stearns Asset-Backed Securities I Trust 6.000% due 03/25/2036	3,470	1,320
Bear Stearns Asset-Backed Securities Trust
5.046% due 06/25/2036 •	745	746
6.146% due 09/25/2033 •	83	51
6.500% due 09/25/2046	16,151	2,628
Countrywide Asset-Backed Certificates 4.326% due 04/25/2036 •	159	147
First Franklin Mortgage Loan Trust
4.006% due 11/25/2036 •	170	179
4.066% due 12/25/2037 •	827	804
4.166% due 04/25/2036 •	1,752	1,733
4.416% due 02/25/2036 •	5,308	5,070
4.596% due 12/25/2035 •	6,849	6,753
4.656% due 10/25/2035 •	5,088	6,155
4.791% due 06/25/2034 •	2,234	2,214
5.496% due 01/25/2035 •	5,671	5,652
IndyMac INDB Mortgage Loan Trust 3.986% due 07/25/2036 •	10,286	3,240
Lehman XS Trust
4.086% due 02/25/2037 •	3,338	3,267
4.166% due 02/25/2037 •	1,240	1,212
PRET LLC
5.184% due 11/25/2055 þ	3,534	3,545
5.193% due 10/25/2055 þ	1,577	1,581
5.265% due 12/25/2055 «þ	6,100	6,108
5.342% due 12/25/2055 þ	8,605	8,635
5.657% due 08/25/2055 þ	3,448	3,460
5.732% due 08/25/2055 þ	962	965
5.851% due 12/25/2054 þ	9,742	9,754
5.925% due 10/25/2054 þ	14,426	14,445
5.926% due 10/25/2054 þ	6,378	6,386
6.244% due 05/25/2055 þ	11,163	11,233
6.368% due 04/25/2055 þ	12,606	12,677
RAAC Trust
4.446% due 06/25/2044 •	16	15

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

5.346% due 09/25/2047 •		3,837	3,870
Residential Asset Mortgage Products Trust
4.896% due 07/25/2035 •		2,500	2,303
5.096% due 10/25/2034 •		8,538	8,192
Securitized Asset-Backed Receivables LLC Trust
3.966% due 09/25/2036 •		2,231	1,606
4.166% due 09/25/2036 •		19,494	14,030
4.326% due 09/25/2036 •		3,566	2,566
Specialty Underwriting & Residential Finance Trust
4.146% due 09/25/2037 •		824	579
4.546% due 03/25/2037 •		251	130
VCAT LLC
5.877% due 01/25/2055 þ		3,321	3,336
5.977% due 01/25/2055 þ		4,784	4,802

			161,389

OTHER ABS 15.4%
37 Capital CLO 1 Ltd. 5.185% due 10/15/2034 •		9,400	9,417
37 Capital CLO 4 Ltd. 4.995% due 04/15/2035 •		2,100	2,100
522 Funding CLO Ltd. 5.060% due 10/23/2034 •		4,600	4,604
ACHV ABS Trust
4.760% due 04/26/2032		953	956
5.010% due 12/26/2031		423	427
5.040% due 04/26/2032		1,205	1,211
5.070% due 10/27/2031		1,096	1,103
Affirm Asset Securitization Trust 5.220% due 12/17/2029		571	571
Affirm Master Trust
4.450% due 10/16/2034		2,600	2,611
4.990% due 02/15/2033		25,800	26,068
AMMC CLO 24 Ltd. 5.084% due 01/20/2035 •		5,500	5,501
AMSR Trust 1.953% due 06/17/2038		4,000	3,794
Anchorage Capital CLO 21 Ltd. 4.934% due 10/20/2034 •		19,500	19,485
Anchorage Capital CLO 28 Ltd. 5.584% due 04/20/2037 •		34,000	34,196
Anchorage Credit Funding 1 Ltd. 3.900% due 07/28/2037		16,446	16,324
Anchorage Credit Funding 10 Ltd.
3.619% due 04/25/2038		6,729	6,624
4.169% due 04/25/2038		1,000	965
Anchorage Credit Funding 11 Ltd. 3.400% due 04/25/2038		23,637	23,167
Anchorage Credit Funding 12 Ltd. 3.177% due 10/25/2038		1,000	981
Anchorage Credit Funding 13 Ltd. 2.875% due 07/27/2039		1,000	964
Anchorage Credit Funding 14 Ltd. 3.000% due 01/21/2040		1,000	961
Anchorage Credit Funding 18 Ltd.
5.327% due 10/22/2040		25,000	25,116
5.702% due 10/22/2040		5,000	5,024
Anchorage Credit Funding 3 Ltd. 2.871% due 01/28/2039		5,300	5,136
Anchorage Credit Funding 7 Ltd. 4.620% due 04/25/2037		1,576	1,575
Anchorage Credit Funding 8 Ltd. 4.430% due 07/25/2037		5,238	5,227
Anchorage Credit Funding 9 Ltd. 3.793% due 10/25/2037		6,216	6,158
Apidos CLO XI 5.122% due 04/17/2034 •		2,400	2,403
Arbour CLO VI DAC 3.214% due 11/15/2037 •	EUR	2,000	2,355
ARES LXII CLO Ltd. 4.928% due 01/25/2034 •		$25,200	25,200
ARES XLIV CLO Ltd. 5.035% due 04/15/2034 •		3,800	3,801
ARES XXVII CLO Ltd. 5.009% due 10/28/2034 •		19,100	19,106
Ascent Education Funding Trust 6.140% due 10/25/2050		2,355	2,421
Atlantic Avenue Ltd. 5.144% due 01/20/2035 •		21,900	21,921
Atlas Senior Loan Fund XII Ltd. 5.307% due 10/24/2031 •		848	848
Atlas Senior Loan Fund XVII Ltd. 4.944% due 10/20/2034 •		1,000	998
Ayresome CDO I Ltd. 7.330% due 12/08/2045 •		2,266	535

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Bain Capital Credit CLO Ltd.
4.850% due 04/23/2035 •		31,000	30,989
4.925% due 07/24/2034 •		11,600	11,582
5.010% due 10/23/2034 •		1,800	1,801
5.084% due 10/20/2034 •		12,000	12,011
5.124% due 07/16/2034 •		13,200	13,214
5.124% due 07/19/2034 •		13,300	13,307
5.374% due 07/16/2034 •		1,800	1,809
5.544% due 07/16/2034 •		5,100	5,109
BHG Securitization Trust
4.820% due 04/17/2036		3,720	3,759
4.840% due 09/17/2036		11,100	11,221
5.260% due 04/17/2036		6,107	6,175
BlackRock European CLO VII DAC 2.629% due 10/15/2031 •	EUR	2,295	2,701
BNPP AM Euro CLO DAC 2.676% due 10/15/2031 •		239	281
C-BASS CBO XII Ltd. 7.090% due 12/15/2034 •		$15,662	1,061
C-BASS CBO XV Ltd. 7.270% due 02/16/2041 ^•		248,640	3,897
Cairn CLO X DAC 2.789% due 10/15/2031 •	EUR	2,473	2,909
Canyon CLO Ltd. 4.985% due 07/15/2034 •		$800	799
Capital Four CLO X DAC 3.279% due 10/25/2038 •	EUR	2,500	2,940
Capital Street Master Trust 5.074% due 08/16/2029 •		$13,000	12,985
Carlyle Euro CLO DAC 2.709% due 01/15/2031 •	EUR	2,377	2,795
Carlyle Global Market Strategies CLO Ltd. 4.974% due 07/20/2034 •		$28,500	28,516
CarVal CLO III Ltd. 4.874% due 07/20/2032 •		17,180	17,191
Centerbridge Credit Funding 1 Ltd. 3.164% due 07/25/2039		3,800	3,697
College Avenue Student Loans LLC
1.600% due 07/25/2051		8,529	7,843
1.760% due 06/25/2052		6,893	6,250
2.320% due 07/26/2055		3,910	3,582
4.130% due 12/26/2047		1,066	1,054
5.046% due 12/26/2047 •		776	777
5.496% due 11/26/2046 •		1,422	1,436
Cologix Canadian Issuer LP 4.940% due 01/25/2052	CAD	30,000	21,712
Commonbond Student Loan Trust 1.980% due 08/25/2050		$3,594	3,240
Consumer Loan Finance
0.000% due 11/25/2054 «		1,604	820
5.150% due 11/25/2054		2,176	2,190
5.350% due 11/25/2054		6,327	6,451
5.450% due 11/25/2054		1,554	1,579
5.750% due 11/25/2054		777	786
6.600% due 11/25/2054		1,017	1,026
8.750% due 11/25/2054		584	591
Consumer Loan Finance Issuer Trust
0.000% due 11/25/2054 «		1,134	597
5.150% due 11/25/2054		714	715
5.350% due 11/25/2054		3,937	4,019
5.450% due 11/25/2054		981	997
5.750% due 11/25/2054		490	497
6.600% due 11/25/2054		617	625
8.750% due 11/25/2054		370	375
CQS U.S. CLO Ltd. 5.084% due 01/20/2035 •		9,000	9,009
Crossroads Asset Trust 4.910% due 02/20/2032		2,060	2,076
CVC Cordatus Loan Fund XII DAC 0.000% due 01/23/2039 •(c)	EUR	2,500	2,938
CVC Cordatus Opportunity Loan Fund-R DAC 3.604% due 08/15/2033 •		2,800	3,303
Diameter Capital CLO 4 Ltd. 5.735% due 01/15/2037 •		$22,600	22,747
Dryden 27 R Euro CLO DAC
1.650% due 04/15/2033	EUR	5,600	6,351
2.686% due 04/15/2033 •		3,566	4,193
Dryden 43 Senior Loan Fund 4.954% due 04/20/2034 •		$1,000	1,000
Elevation CLO Ltd.
4.988% due 07/25/2034 •		18,700	18,685
5.158% due 01/25/2035 •		19,700	19,728
5.458% due 01/25/2035 •		2,200	2,210
5.708% due 01/25/2035 •		3,500	3,508
Euro-Galaxy III CLO DAC
1.600% due 04/24/2034	EUR	2,800	3,151

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

2.686% due 04/24/2034 •		4,280	5,035
3.466% due 04/24/2034 •		2,200	2,592
Fortress Credit BSL VII Ltd. 4.950% due 07/23/2032 •		$3,284	3,288
Fortress Credit BSL X Ltd. 5.014% due 04/20/2033 •		7,100	7,108
Goodgreen Trust 3.930% due 10/15/2053 ~		3,974	3,698
GoodLeap Home Improvement Solutions Trust 5.320% due 06/20/2049		8,949	9,053
GreenSky Home Improvement Issuer Trust
4.890% due 06/25/2060		5,528	5,574
4.930% due 06/25/2060		4,580	4,598
5.020% due 06/25/2060		3,300	3,352
5.120% due 03/25/2060		4,484	4,506
5.150% due 10/27/2059		2,106	2,145
5.220% due 03/25/2060		3,344	3,396
5.250% due 10/27/2059		373	374
5.260% due 10/27/2059		3,769	3,820
5.320% due 03/25/2060		7,100	7,275
5.550% due 10/27/2059		1,401	1,417
6.430% due 10/27/2059		628	641
GreenSky Home Improvement Trust
5.550% due 06/25/2059		1,800	1,849
5.870% due 06/25/2059		4,135	4,230
5.880% due 06/25/2059		1,065	1,070
6.360% due 06/25/2059		1,241	1,271
7.330% due 06/25/2059		4,135	4,284
Greywolf CLO III Ltd.
5.087% due 04/22/2033 •		16,468	16,479
5.707% due 04/22/2033 •		7,700	7,732
Guggenheim CLO Ltd. 5.055% due 01/15/2035 •		14,000	13,982
Hildene TruPS Financials Note Securitization Ltd. 5.549% due 10/10/2038 •		13,478	13,478
Home Partners of America Trust
1.901% due 12/17/2026		6,701	6,562
2.200% due 01/17/2041		2,262	2,133
ICG U.S. CLO Ltd.
4.884% due 01/16/2033 •		5,472	5,478
5.034% due 10/20/2034 •		17,300	17,309
IFC Emerging Markets Securitization Ltd. 5.454% due 12/31/2035 •		28,800	28,799
Indigo Credit Management II DAC 4.109% due 07/15/2038 •	EUR	2,000	2,360
Jamestown CLO XVI Ltd. 4.978% due 07/25/2034 •		$21,200	21,204
Jamestown CLO XVIII Ltd. 5.128% due 07/25/2035 •		20,100	20,130
Jubilee CLO DAC
1.650% due 04/15/2031	EUR	1,700	1,937
2.659% due 04/15/2031 •		3,159	3,714
KKR CLO 21 Ltd. 5.566% due 04/15/2031 •		$11,700	11,735
LCM 31 Ltd. 5.164% due 07/20/2034 •		6,750	6,761
LCM 36 Ltd. 4.975% due 01/15/2034 •		1,000	999
LendingPoint Pass-Through Trust 5.700% due 07/15/2029		294	293
Lendmark Funding Trust
4.470% due 02/21/2034		700	702
5.530% due 06/21/2032		5,400	5,475
Lyra Music Assets Delaware LP 5.760% due 12/22/2064		25,895	26,230
Madison Park Funding XLIX Ltd. 4.934% due 10/19/2034 •		20,000	20,000
Madison Park Funding XLVI Ltd. 4.905% due 10/15/2034 •		31,900	31,878
Madison Park Funding XXXIX Ltd. 5.107% due 10/22/2034 •		2,600	2,603
Madison Park Funding XXXVI Ltd. 4.965% due 04/15/2035 •		1,000	1,000
Marlette Funding Trust 7.130% due 12/15/2033		2,187	2,208
Mountain View CLO XIV Ltd. 6.813% due 10/15/2034 •		17,100	17,106
Nassau Ltd. 5.316% due 07/15/2031 •		296	296
Navesink CLO 2 Ltd. 5.175% due 04/15/2036 •		2,000	2,000
Navient Private Education Refi Loan Trust
1.690% due 05/15/2069		3,377	3,228
4.000% due 12/15/2059		1,460	1,454
4.915% due 12/15/2059 •		900	899

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Navient Refinance Loan Trust 5.150% due 02/16/2055		4,531	4,598
Nelnet Student Loan Trust
4.840% due 05/17/2055		23,393	23,493
5.334% due 05/17/2055 •		23,393	23,583
6.118% due 02/20/2041 •		8,257	8,439
6.640% due 02/20/2041		7,712	8,034
Northwoods Capital XII-B Ltd. 4.913% due 06/15/2031 •		5,743	5,750
Ocean Trails CLO X 5.605% due 10/15/2034 •		1,400	1,403
Octagon Investment Partners 40 Ltd. 4.924% due 01/20/2035 •		26,200	26,193
OFSI BSL X Ltd. 5.154% due 04/20/2034 •		13,000	13,018
OneMain Financial Issuance Trust 5.484% due 09/15/2036 •		2,600	2,624
Oportun Funding Trust 4.960% due 08/16/2032		2,195	2,198
Oportun Issuance Trust
5.010% due 02/08/2033		5,100	5,100
5.860% due 02/09/2032		216	216
Oxford Finance Funding LLC 3.602% due 02/15/2030		7,018	6,945
OZLM XXIV Ltd. 5.846% due 07/20/2032 •		9,750	9,794
Pagaya AI Debt Grantor Trust
0.000% due 04/15/2032 «~		2,230	1,042
5.065% due 03/15/2032		1,899	1,905
5.092% due 07/15/2032		2,390	2,401
5.108% due 03/15/2033		2,600	2,617
5.156% due 07/15/2032		2,288	2,308
5.183% due 06/15/2032		3,114	3,130
5.329% due 10/15/2032		18,898	18,998
5.331% due 01/15/2032		1,607	1,614
5.617% due 04/15/2032 «		2,027	2,031
5.628% due 07/15/2032		17,299	17,448
5.637% due 07/15/2032		1,031	1,039
5.639% due 10/15/2032		6,999	7,032
5.750% due 06/15/2032		2,295	2,310
5.823% due 04/15/2032 «		1,429	1,433
5.871% due 07/15/2032		1,090	1,098
6.261% due 04/15/2032 «		1,499	1,505
6.278% due 10/15/2031		1,078	1,085
10.273% due 04/15/2032 «		1,849	1,815
Pagaya AI Debt Grantor Trust & Pagaya AI Debt Trust 6.093% due 11/15/2031		1,029	1,035
Pagaya AI Debt Selection Trust 6.117% due 12/15/2031		1,316	1,325
Pagaya AI Debt Trust
5.373% due 01/17/2033		6,200	6,255
6.258% due 10/15/2031		2,561	2,570
6.319% due 08/15/2031		1,120	1,124
6.660% due 07/15/2031		193	193
8.798% due 07/15/2031		3,779	3,789
9.538% due 06/16/2031		2,682	2,740
Pagaya Point of Sale Holdings Grantor Trust 5.715% due 01/20/2034		5,500	5,545
Palmer Square European Loan Funding DAC 2.989% due 01/15/2033 •	EUR	385	452
Parallel Ltd. 5.015% due 07/15/2034 •		$19,600	19,564
Pikes Peak CLO 2 5.104% due 10/11/2034 •		7,900	7,909
Pikes Peak CLO 4 5.115% due 07/15/2034 •		8,300	8,307
PK ALIFT Loan Funding 4 LP 5.052% due 10/15/2039		5,844	5,870
Providus CLO II DAC 3.169% due 10/15/2038 •	EUR	1,750	2,060
RCKT Trust 4.900% due 07/25/2034		$1,440	1,444
Reach ABS Trust
4.930% due 08/18/2032		11,558	11,607
4.960% due 08/16/2032		3,096	3,106
5.340% due 08/16/2032		3,400	3,452
5.880% due 07/15/2031		872	876
5.990% due 08/16/2032		800	815
Regatta XVI Funding Ltd. 5.105% due 01/15/2033 •		9,601	9,608
Regional Management Issuance Trust
5.110% due 12/15/2033		5,400	5,444
5.830% due 07/15/2036		2,500	2,550
Rockford Tower CLO Ltd. 5.014% due 07/20/2034 •		800	800

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Romark Credit Funding II Ltd. 2.625% due 10/25/2039		1,500	1,424
Romark Credit Funding III Ltd. 5.539% due 09/15/2042		7,400	7,426
Sandstone Peak Ltd. 5.185% due 10/15/2034 •		18,500	18,534
Sculptor CLO XXVII Ltd. 4.944% due 07/20/2034 •		15,700	15,700
Silver Rock CLO II Ltd. 4.924% due 01/20/2035 •		15,300	15,300
SLM Student Loan Trust
2.615% due 07/25/2039 •	EUR	582	644
2.650% due 12/15/2033 •		487	539
SMB Private Education Loan Trust
0.000% due 03/15/2055 «		$3	39
1.290% due 07/15/2053		2,112	2,020
2.310% due 01/15/2053		2,660	2,605
4.000% due 09/15/2042		9,208	9,170
4.500% due 10/15/2048		3,000	3,000
4.550% due 02/16/2055		20,433	20,075
4.595% due 01/15/2053 •		516	511
4.780% due 03/15/2055		2,300	2,279
4.950% due 02/16/2055		10,197	10,064
4.960% due 03/15/2055		47,201	47,585
5.020% due 03/17/2053		19,103	19,276
5.060% due 03/16/2054		9,079	9,200
5.074% due 06/17/2052 •		2,394	2,393
5.074% due 07/15/2053 •		16,492	16,383
5.090% due 10/16/2056		2,052	2,086
5.100% due 03/15/2055		2,300	2,318
5.184% due 03/15/2055 •		5,212	5,222
5.240% due 03/15/2056		2,935	2,990
5.260% due 03/15/2055		4,600	4,466
5.334% due 10/16/2056 •		2,790	2,797
5.380% due 07/15/2053		24,244	24,771
5.434% due 03/15/2056 •		7,063	7,139
5.500% due 06/17/2052		11,892	12,217
5.784% due 10/16/2056 •		1,386	1,416
5.834% due 05/16/2050 •		1,712	1,739
SoFi Consumer Loan Program Trust
0.000% due 03/27/2034 «		4,019	5,275
0.010% due 10/25/2034 «		4,364	6,191
4.190% due 10/25/2034		31,235	31,266
4.530% due 10/25/2034		3,787	3,779
4.800% due 02/27/2034		4,074	4,090
4.900% due 10/25/2034		2,942	2,939
4.910% due 03/27/2034		20,780	20,889
5.200% due 10/25/2034		2,170	2,175
5.250% due 03/27/2034		3,796	3,843
5.770% due 03/27/2034		2,944	2,988
6.260% due 03/27/2034		2,177	2,212
SoFi Professional Loan Program LLC 1.030% due 08/17/2043		6,911	6,129
Sound Point CLO XXVII Ltd. 5.300% due 10/25/2034 •		10,400	10,435
Start II Ltd. 4.089% due 03/15/2044		2,165	2,160
Store Master Funding I-VII 4.290% due 10/20/2048		3,991	3,974
Stream Innovations Issuer Trust 6.270% due 07/15/2044		2,362	2,457
Sunbit Asset Securitization Trust 5.360% due 07/15/2030		8,400	8,461
Sycamore Tree CLO Ltd. 5.564% due 01/20/2037 •		19,900	20,005
Symphony CLO XXII Ltd. 5.064% due 04/18/2033 •		7,124	7,128
T-Mobile U.S. Trust 4.250% due 05/21/2029		7,700	7,741
Taberna Preferred Funding II Ltd. 4.592% due 11/05/2035 •		1,163	1,117
Taberna Preferred Funding VI Ltd. 4.522% due 12/05/2036 •		19,033	17,510
TCI-Symphony CLO Ltd. 5.723% due 10/13/2032 •		18,530	18,599
Tesla Sustainable Energy Trust
5.080% due 06/21/2050		2,457	2,469
5.290% due 06/20/2050		2,100	2,111
THL Credit Wind River CLO Ltd. 5.105% due 04/15/2035 •		4,100	4,103
Thunderbolt II Aircraft Lease Ltd. 5.960% due 09/15/2038 þ		3,836	3,838
Trinitas CLO VII Ltd. 4.918% due 01/25/2035 •		16,000	16,000
Tropic CDO V Ltd. 4.486% due 07/15/2036 •		8,839	8,552

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Trysail CLO Ltd. 5.123% due 10/20/2033 •	5,500	5,506
U.S. Capital Funding V Ltd. 4.469% due 10/10/2040 •	507	482
Upstart Pass-Through Trust
4.300% due 05/20/2030	376	376
7.900% due 10/20/2028	903	913
Upstart Securitization Trust
4.600% due 09/20/2035	6,600	6,617
5.020% due 09/20/2035	1,200	1,196
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030	451	450
UPX HIL Issuer Trust 5.160% due 01/25/2047	2,083	2,101
Venture 33 CLO Ltd. 5.226% due 07/15/2031 •	1,104	1,105
Venture 44 CLO Ltd. 5.024% due 10/20/2034 •	5,575	5,577
Venture XXIX CLO Ltd. 5.103% due 09/07/2030 •	586	586
Vibrant CLO XI Ltd. 5.846% due 07/20/2032 •	12,125	12,179
Voya Ltd. 5.616% due 10/15/2030 •	4,000	4,013
WATR I Issuer Trust
0.010% due 06/17/2050 «	3,617	6,463
0.010% due 09/16/2050 «	4,148	7,574
4.790% due 09/16/2050 «	26,185	26,205
5.040% due 09/16/2050 «	7,399	7,410
5.240% due 09/16/2050 «	4,900	4,907
5.250% due 06/17/2050 «	22,732	23,014
5.560% due 06/17/2050 «	5,300	5,389
5.810% due 06/17/2050 «	3,300	3,360
6.160% due 09/16/2050 «	5,100	5,104
6.770% due 06/17/2050 «	5,800	5,910
Wellfleet CLO Ltd. 5.055% due 07/15/2034 •	5,000	5,002
Wind River CLO Ltd. 4.965% due 10/15/2034 •	17,008	16,968

		2,002,214

Total Asset-Backed Securities (Cost $3,800,432)		3,708,119

	SHARES
SHORT-TERM INSTRUMENTS 0.3%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.850% (f)	1,262,707	1,263

	PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 0.0%
Pagaya AI Debt Trust 4.858% due 06/15/2026	$2,791	2,792

U.S. TREASURY BILLS 0.3%
3.719% due 01/13/2026 - 04/28/2026 (d)(e)(i)(k)	36,866	36,552

Total Short-Term Instruments (Cost $40,597)		40,607

Total Investments in Securities (Cost $27,607,494)		27,188,518

	SHARES
INVESTMENTS IN AFFILIATES 3.1%
SHORT-TERM INSTRUMENTS 3.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.1%
PIMCO Short-Term Floating NAV Portfolio III	41,560,846	404,844

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Total Short-Term Instruments (Cost $404,794)	404,844

Total Investments in Affiliates (Cost $404,794)	404,844

Total Investments 212.8% (Cost $28,012,288)	$27,593,362
Financial Derivative Instruments (h)(j) 1.9%(Cost or Premiums, net $498,107)	249,041
Other Assets and Liabilities, net (114.7)%	(14,876,038)

Net Assets 100.0%	$12,966,365

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^		Security is in default.
«		Security valued using significant unobservable inputs (Level 3).
µ		All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ		Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)		Security is an Interest Only ("IO") or IO Strip.
(b)		Principal only security.
(c)		When-issued security.
(d)		Coupon represents a weighted average yield to maturity.
(e)		Zero coupon security.
(f)		Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)		Payable for Reverse Repurchase Agreements

CIB	4.130%	12/11/2025	01/07/2026	$(46,478)		$(46,596)
GSC	3.970	12/11/2025	01/07/2026	(733,101)		(734,879)
IND	3.960	12/11/2025	01/07/2026	(118,109)		(118,395)
	3.970	12/22/2025	01/07/2026	(399,426)		(399,910)
SBI	3.970	12/11/2025	01/07/2026	(2,144,057)		(2,149,259)
WFS	3.970	12/11/2025	01/07/2026	(1,817,387)		(1,821,796)

Total Reverse Repurchase Agreements						$(5,270,835)

SHORT SALES:
Description		Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (32.5)%
Government National Mortgage Association, TBA		3.000%	02/01/2056	$58,000	$(52,073)	$(52,057)
Government National Mortgage Association, TBA		4.000	01/01/2056	86,200	(81,042)	(81,442)
Government National Mortgage Association, TBA		6.000	01/01/2056	20,000	(20,389)	(20,384)
Government National Mortgage Association, TBA		6.500	01/01/2056	33,855	(34,783)	(35,000)
Uniform Mortgage-Backed Security, TBA		1.500	01/01/2041	9,500	(8,574)	(8,598)
Uniform Mortgage-Backed Security, TBA		2.000	01/01/2041	107,900	(99,816)	(99,926)
Uniform Mortgage-Backed Security, TBA		2.000	02/01/2056	122,550	(99,352)	(99,069)
Uniform Mortgage-Backed Security, TBA		2.500	01/01/2056	38,235	(32,467)	(32,329)
Uniform Mortgage-Backed Security, TBA		2.500	02/01/2056	333,000	(281,762)	(281,515)
Uniform Mortgage-Backed Security, TBA		3.000	01/01/2041	26,025	(25,009)	(25,040)
Uniform Mortgage-Backed Security, TBA		3.000	02/01/2056	1,214,905	(1,074,951)	(1,073,910)
Uniform Mortgage-Backed Security, TBA		3.500	02/01/2056	233,510	(215,158)	(215,167)
Uniform Mortgage-Backed Security, TBA		4.000	01/01/2041	1,000	(985)	(987)
Uniform Mortgage-Backed Security, TBA		4.000	02/01/2056	511,800	(485,770)	(485,204)
Uniform Mortgage-Backed Security, TBA		4.500	01/01/2041	1,000	(998)	(1,000)
Uniform Mortgage-Backed Security, TBA		5.000	01/01/2056	85,597	(85,169)	(85,376)
Uniform Mortgage-Backed Security, TBA		5.500	01/01/2041	308,000	(315,495)	(315,800)
Uniform Mortgage-Backed Security, TBA		5.500	02/01/2041	428,000	(438,750)	(438,738)
Uniform Mortgage-Backed Security, TBA		5.500	02/01/2056	850,900	(859,820)	(862,067)

Total Short Sales (32.5)%					$(4,212,363)	$(4,213,609)

(g)		Securities with an aggregate market value of $5,483,657 have been pledged as collateral under the terms of master agreements as of December 31, 2025.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(4,190,626) at a weighted average interest rate of 4.465%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)		FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

3-Month SOFR Active Contract December Futures				03/2026	2,450	$589,914	$(2,774)		$0	$0
3-Month SOFR Active Contract December Futures				03/2027	13,878	3,361,599	4,082		0	(867)
3-Month SOFR Active Contract June Futures				09/2026	2,312	558,868	75		0	(116)
30-Day Federal Fund May Futures				05/2026	2,398	964,873	(1,795)		0	(100)
U.S. Treasury 5-Year Note March Futures				03/2026	1,823	199,262	(214)		0	(214)
U.S. Treasury 10-Year Note March Futures				03/2026	4,597	516,875	(1,390)		0	(934)
U.S. Ultra Treasury 10-Year Note March Futures				03/2026	2,242	257,865	(1,404)		0	(420)

							$(3,420)		$0	$(2,651)

SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

3-Month SOFR Active Contract March Futures				06/2026	11,696	$(2,821,221)	$7,593		$292	$0
U.S. Treasury Ultra Long-Term Bond March Futures				03/2026	101	(11,918)	218		38	0

							$7,811		$330	$0

Total Futures Contracts							$4,391		$330	$(2,651)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.500%	Annual	06/21/2026	$126,500	$(93)	$677	$584	$8	$0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2026	351,700	(71)	240	169	0	(35)
Pay	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	12/20/2027	7,400	22	(180)	(158)	0	(5)
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2028	511,300	2,856	(577)	2,279	0	(306)
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028	2,800	0	(10)	(10)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028	5,500	0	(23)	(23)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028	1,900	0	(16)	(16)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028	700	(2)	(3)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.858	Annual	03/08/2029	41,300	155	(633)	(478)	42	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2029	23,800	167	(49)	118	0	(26)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2029	187,800	(6,091)	1,046	(5,045)	206	0
Receive	1-Day USD-SOFR Compounded-OIS	3.080	Annual	04/23/2029	183,400	3,998	(859)	3,139	204	0
Receive	1-Day USD-SOFR Compounded-OIS	2.790	Annual	05/07/2029	164,400	3,576	998	4,574	187	0
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030	1,500	0	(5)	(5)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.547	Annual	10/31/2030	3,700	0	(14)	(14)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030	3,200	0	(12)	(12)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.572	Annual	10/31/2030	3,200	0	(15)	(15)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030	5,600	0	(29)	(29)	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	10/31/2030	3,900	0	(23)	(23)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030	7,100	0	(44)	(44)	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.602	Annual	10/31/2030	7,100	0	(44)	(44)	11	0

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.606	Annual	10/31/2030	3,200	0	(21)	(21)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030	3,200	0	(23)	(23)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030	2,100	0	(19)	(19)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030	1,600	0	(15)	(15)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	10/31/2030	2,600	0	(26)	(26)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030	4,500	0	(46)	(46)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030	3,400	0	(35)	(35)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.721	Annual	10/31/2030	2,100	0	(25)	(25)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030	2,100	0	(25)	(25)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030	2,100	0	(25)	(25)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030	1,400	0	(17)	(17)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030	2,100	0	(26)	(26)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030	2,200	0	(28)	(28)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.749	Annual	10/31/2030	2,100	0	(27)	(27)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/12/2031	71,700	1,506	(1,962)	(456)	120	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031	3,585,100	14,250	(8,910)	5,340	0	(5,947)
Receive	1-Day USD-SOFR Compounded-OIS	3.013	Annual	04/09/2031	142,000	3,053	1,477	4,530	241	0
Receive	1-Day USD-SOFR Compounded-OIS	3.170	Annual	04/15/2031	143,500	3,003	303	3,306	243	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	04/26/2031	112,100	2,479	(309)	2,170	191	0
Receive	1-Day USD-SOFR Compounded-OIS	3.170	Annual	05/01/2031	27,100	573	43	616	46	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	679,300	(2,657)	(4,037)	(6,694)	1,177	0
Receive	1-Day USD-SOFR Compounded-OIS	3.480	Annual	02/07/2032	179,200	2,079	(150)	1,929	319	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	1,496,600	140,696	36,871	177,567	2,827	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	10/16/2032	110,000	(587)	1,888	1,301	201	0
Receive	1-Day USD-SOFR Compounded-OIS	3.476	Annual	10/21/2032	115,600	0	882	882	212	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032	391,400	(8,578)	5,030	(3,548)	776	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	258,700	22,630	3,119	25,749	507	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	03/18/2033	1,313,600	16,978	(6,171)	10,807	0	(2,654)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	02/07/2034	267,500	1,792	3,452	5,244	546	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	02/09/2034	264,500	1,891	3,281	5,172	540	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	02/13/2034	91,900	666	1,129	1,795	188	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	02/14/2034	46,100	410	490	900	94	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	02/22/2034	211,000	1,834	2,258	4,092	432	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/01/2034	122,500	992	1,375	2,367	251	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/06/2034	122,500	894	1,473	2,367	252	0
Receive	1-Day USD-SOFR Compounded-OIS	3.330	Annual	09/30/2034	99,250	(55)	3,100	3,045	214	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	909,400	(10,779)	9,827	(952)	2,110	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035	121,100	7,947	(2,168)	5,779	284	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035	281,300	9,682	3,511	13,193	671	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035	104,260	(870)	478	(392)	0	(255)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035	341,400	(5,850)	6,911	1,061	791	0
Receive	1-Day USD-SOFR Compounded-OIS	3.660	Annual	09/30/2035	190,000	3,624	(1,594)	2,030	440	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035	286,600	(5,607)	6,784	1,177	706	0

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055	35,250	702	1,845	2,547	115	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	4,900	90	561	651	3	0
Receive(1)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036	18,660	(34)	428	394	26	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050	2,000	111	1,109	1,220	4	0

Total Swap Agreements	$207,382	$72,391	$279,773	$15,290	$(9,228)

(i)

Securities with an aggregate market value of $22,157 and cash of $147,890 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.

(1)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

CBK	01/2026	CAD	10,032	$7,177	$0	$(136)
01/2026	GBP	5,516	7,404	0	(31)
GLM	01/2026	$1,306	CAD	1,781	0	(8)
MBC	01/2026	CAD	30,195	$21,454	0	(557)
01/2026	$1,019	GBP	754	0	(2)
SCX	01/2026	EUR	5,816	$6,764	0	(74)
01/2026	$1,368	GBP	1,012	0	(4)
SOG	01/2026	EUR	42,586	$49,304	0	(764)
01/2026	GBP	92,199	121,492	0	(2,787)

Total Forward Foreign Currency Contracts	$0	$(4,363)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000%	03/20/2026	112,100	$410	$1
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.700	03/23/2026	114,300	274	20
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	03/30/2026	79,800	22	1
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	04/09/2026	58,300	33	3
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.132	04/14/2026	92,400	770	161
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.500	04/17/2026	1,183,100	916	312
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	05/15/2026	1,146,100	791	246
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.500	06/16/2026	305,000	907	158
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.600	06/17/2026	266,900	881	189
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.500	01/30/2026	166,800	700	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.098	02/06/2035	35,100	3,117	2,120
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.098	02/06/2035	35,100	3,117	3,357
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.260	02/13/2035	57,700	5,040	3,708
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.260	02/13/2035	57,700	5,040	5,215
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.245	02/20/2035	57,700	4,974	3,668
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.245	02/20/2035	57,700	4,974	5,224
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.265	05/01/2035	32,400	2,869	2,115
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.265	05/01/2035	32,400	2,869	2,953
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.470	06/04/2035	32,600	2,923	2,335
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.470	06/04/2035	32,600	2,923	2,806
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.400	06/25/2035	129,000	11,520	8,984
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.400	06/25/2035	64,500	5,827	5,696

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.640	07/23/2035	128,800	11,581	9,940
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.640	07/23/2035	64,400	5,791	5,297
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.427	08/06/2035	62,200	5,474	4,374
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.427	08/06/2035	62,200	5,474	5,424
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.656	08/20/2035	68,700	5,946	5,279
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.656	08/20/2035	68,700	5,946	5,571
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	43,200	3,722	3,367
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	43,200	3,722	3,462
BRC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	04/06/2026	162,400	491	2
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.400	05/19/2027	236,100	1,334	1,012
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.104	10/18/2027	552,500	856	881
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	03/30/2026	2,653,500	775	23
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	04/09/2026	1,135,900	757	67
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.135	09/14/2026	97,400	1,252	502
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.635	09/14/2026	97,400	1,252	1,593
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.308	05/02/2035	24,900	2,215	1,658
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.308	05/02/2035	24,900	2,215	2,243
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.630	05/22/2035	35,800	3,274	2,754
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.630	05/22/2035	35,800	3,274	2,951
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.520	05/29/2035	35,700	3,211	2,612
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.520	05/29/2035	35,700	3,211	3,028
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.440	06/18/2035	50,900	4,553	3,604
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.440	06/18/2035	50,900	4,553	4,424
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.559	07/09/2035	119,800	10,638	8,895
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.559	07/09/2035	59,900	5,319	5,020
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.460	08/06/2035	90,600	7,964	6,455
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.460	08/06/2035	90,600	7,964	7,818
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.250	03/03/2026	485,000	199	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.750	02/09/2026	132,400	486	3
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	03/30/2026	84,200	328	1
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	03/31/2026	93,000	346	1
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	04/03/2026	150,100	492	2
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.500	05/29/2026	192,500	760	78
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.073	03/07/2035	51,300	4,463	3,050
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.073	03/07/2035	51,300	4,463	4,931
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.104	10/18/2027	24,500	38	39
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.310	04/24/2035	34,800	3,080	2,313
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.310	04/24/2035	34,800	3,080	3,125
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.430	05/16/2035	34,900	3,127	2,454
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.430	05/16/2035	34,900	3,127	3,036
JPM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.146	10/25/2027	472,500	679	729
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.750	02/05/2026	136,400	559	2
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.500	02/20/2026	201,000	397	2

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.500	06/17/2026	563,000	1,686	296
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.285	05/07/2035	35,400	3,183	2,346
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.285	05/07/2035	35,400	3,183	3,222
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.458	08/01/2035	121,400	10,586	8,613
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.458	08/01/2035	121,400	10,586	10,453
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	53,400	4,600	4,162
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	53,400	4,600	4,280
MYC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.150	06/08/2026	173,000	885	568
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.313	06/08/2026	173,000	3,553	905
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.313	06/08/2026	173,000	3,553	263
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	08/07/2035	57,000	5,022	4,107
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	08/07/2035	57,000	5,022	4,886
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.242	10/29/2027	764,700	1,147	1,130
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.400	06/25/2035	148,400	13,252	10,335
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.400	06/25/2035	74,200	6,704	6,552
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.520	08/13/2035	119,400	10,507	8,727
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.520	08/13/2035	119,400	10,507	10,129

							$297,861	$248,268

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index		Expiration Date	Notional Amount(1)	Cost	Market Value

DUB	Put - OTC 2-Year Interest Rate Floor (2)	0.033%	1-Day USD-SOFR Compounded-OIS		01/26/2027	2,092,000	$25,104	$3,280
NGF	Put - OTC 2-Year Interest Rate Floor (2)	0.033	1-Day USD-SOFR Compounded-OIS		10/01/2027	880,000	21,120	3,815

							$46,224	$7,095

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Cost	Market Value

GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2056		$97.375	02/05/2026		95,500	$119	$16
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2056		98.906	02/05/2026		303,000	201	7
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2056		98.922	02/05/2026		272,000	181	6
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2056		98.906	02/05/2026		148,000	93	3

							$594	$32

Total Purchased Options							$344,679	$255,395

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.200%	03/30/2026	3,450	$(23)	$(6)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.260	04/09/2026	4,700	(33)	(13)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.632	04/14/2026	96,300	(770)	(860)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.110	04/17/2026	114,500	(916)	(196)
BPS	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.066	02/05/2026	65,400	(107)	(55)
DUB	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.200	03/30/2026	114,650	(775)	(201)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.260	04/09/2026	91,600	(757)	(242)

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

GLM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.180	02/05/2026	146,800	(132)	(45)
NGF	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.186	02/05/2026	163,500	(143)	(48)

$(3,656)	$(1,666)

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

DUB	Put - OTC 2-Year Interest Rate Floor (2)	0.021%	1-Day USD-SOFR Compounded-OIS	01/26/2027	2,092,000	$(9,498)	$(263)
Put - OTC 2-Year Interest Rate Floor (2)	0.027	1-Day USD-SOFR Compounded-OIS	01/26/2027	2,092,000	(15,481)	(966)
NGF	Put - OTC 2-Year Interest Rate Floor (2)	0.019	1-Day USD-SOFR Compounded-OIS	10/01/2027	880,000	(7,040)	(368)
Put - OTC 2-Year Interest Rate Floor (2)	0.026	1-Day USD-SOFR Compounded-OIS	10/01/2027	880,000	(14,080)	(1,238)

$(46,099)	$(2,835)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 02/01/2056	$93.750	02/05/2026	77,500	$(169)	$(145)
GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2056	97.375	01/07/2026	75,500	(208)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 02/01/2056	93.781	02/05/2026	80,000	(194)	(155)
Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 02/01/2056	102.250	02/05/2026	40,000	(97)	(14)
Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 03/01/2056	102.133	03/05/2026	158,000	(426)	(118)
Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 03/01/2056	102.141	03/05/2026	237,000	(602)	(180)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 02/01/2056	102.297	02/05/2026	169,000	(330)	(71)
MSC	Put - OTC Uniform Mortgage-Backed Security, TBA 6.500% due 02/01/2056	103.664	02/05/2026	220,000	(326)	(22)

$(2,352)	$(705)

Total Written Options	$(52,107)	$(5,206)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AA.6-1 Index «	0.320%	Monthly	07/25/2045	$1,300	$(448)	$339	$0	$(109)
ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	3,129	(856)	610	0	(246)
BRC	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	198	(58)	42	0	(16)
SAL	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	1,981	(485)	330	0	(155)

Total Swap Agreements	$(1,847)	$1,321	$0	$(526)

(k)

Securities with an aggregate market value of $27,466 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$9,616	$9,616
Corporate Bonds & Notes
Banking & Finance	0	22,291	0	22,291
Industrials	0	122,257	0	122,257
Municipal Bonds & Notes
Michigan	0	3,586	0	3,586
U.S. Government Agencies	0	19,643,692	14,752	19,658,444
U.S. Treasury Obligations	0	39,641	0	39,641
Non-Agency Mortgage-Backed Securities	0	3,492,861	91,096	3,583,957
Asset-Backed Securities
Automobile ABS Other	0	179,945	0	179,945
Automobile Sequential	0	257,360	0	257,360
CMBS Other	0	163,150	0	163,150
Home Equity Other	0	939,800	0	939,800
Home Equity Sequential	0	372	0	372
Manufacturing House Sequential	0	3,889	0	3,889
Whole Loan Collateral	0	155,281	6,108	161,389
Other ABS	0	1,886,130	116,084	2,002,214
Short-Term Instruments
Mutual Funds	0	1,263	0	1,263
Short-Term Notes	0	2,792	0	2,792
U.S. Treasury Bills	0	36,552	0	36,552

$0	$26,950,862	$237,656	$27,188,518
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$404,844	$0	$0	$404,844

Total Investments	$404,844	$26,950,862	$237,656	$27,593,362

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(4,213,609)	$0	$(4,213,609)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	15,620	0	15,620
Over the counter	0	255,395	0	255,395

$0	$271,015	$0	$271,015
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(11,879)	0	(11,879)
Over the counter	0	(9,569)	(526)	(10,095)

$0	$(21,448)	$(526)	$(21,974)

Total Financial Derivative Instruments	$0	$249,567	$(526)	$249,041

Totals	$404,844	$22,986,820	$237,130	$23,628,794

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2025:
Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2025 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$6,784	$2,800	$0	$10	$0	$22	$0	$0	$9,616	$64
U.S. Government Agencies	0	2,298	0	0	0	(2,298)	14,752	0	14,752	(2,298)
Non-Agency Mortgage-Backed Securities	304,478	24,513	(131,195)	426	608	(2,258)	0	(105,476)	91,096	(231)
Asset-Backed Securities
Whole Loan Collateral	0	6,100	0	0	0	8	0	0	6,108	8
Other ABS	67,653	111,685	(60,355)	40	(555)	654	0	(3,038)	116,084	1,366

$378,915	$147,396	$(191,550)	$476	$53	$(3,872)	$14,752	$(108,514)	$237,656	$(1,091)
Financial Derivative Instruments – Liabilities
Over the counter	$(557)	$7	$(10)	$0	$136	$(102)	$0	$0	$(526)	$(14)

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Totals	$378,358	$147,403	$(191,560)	$476	$189	$(3,974)	$14,752	$(108,514)	$237,130	$(1,105)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 12/31/2025	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$9,616	Discounted Cash Flow	Discount Rate	6.336 - 6.670	6.433
U.S. Government Agencies	14,752	Other Valuation Techniques(3)	—	—	—
Non-Agency Mortgage-Backed Securities	66,558	Discounted Cash Flow	Discount Rate	5.230 - 7.132	5.831
24,538	Proxy Pricing	Base Price	98.444	—
Asset-Backed Securities
Whole Loan Collateral	6,108	Proxy Pricing	Base Price	100.000	—
Other ABS	116,084	Discounted Cash Flow	Discount Rate	4.925 - 25.000	6.466
Financial Derivative Instruments - Liabilities
Over the counter	(526)	Indicative Market Quotation	Broker Quote	91.500 - 92.000	91.896

Total	$237,130

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Municipal Bond Fund	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 89.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%
Bonnie Brae 7.095% due 06/02/2059 «~	$31,400	$31,846

Total Loan Participations and Assignments (Cost $31,400)		31,846

CORPORATE BONDS & NOTES 0.1%
BANKING & FINANCE 0.1%
Benloch Ranch Improvement Association No. 2 10.000% due 12/01/2051 «	4,732	3,517

Total Corporate Bonds & Notes (Cost $4,623)		3,517

MUNICIPAL BONDS & NOTES 85.6%
ALABAMA 4.3%
Alabama Economic Settlement Authority Revenue Bonds, Series 2016 4.000% due 09/15/2033	550	550
Alabama Housing Finances Authority, Revenue Notes, (HUD Insured), Series 2024 5.000% due 11/01/2027	2,750	2,793
Baldwin County, Alabama Industrial Development Authority Revenue Bonds, Series 2025 4.625% due 06/01/2055	4,400	4,422
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 3.670% (MUNIPSA) due 10/01/2052 ~	3,500	3,470
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023 5.500% due 10/01/2054	9,700	10,665
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2024 5.000% due 03/01/2055	14,000	14,978
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2025 5.000% due 12/01/2055	15,450	16,535
Black Belt Energy Gas District, Alabama Revenue Notes, Series 2025 5.000% due 10/01/2035	21,700	22,996
Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2023 5.750% due 04/01/2054	3,000	3,324
Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2024 5.250% due 07/01/2054	8,700	9,472
Mobile County, Alabama Industrial Development Authority Revenue Bonds, Series 2024 5.000% due 06/01/2054	14,605	13,965
Southeast Alabama Gas Supply District Revenue Bonds, Series 2024 5.000% due 06/01/2049	8,200	8,803
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2021 4.000% due 12/01/2051	10,150	10,258
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023 5.000% due 01/01/2054	3,000	3,173
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2024 5.000% due 11/01/2035	16,700	17,746
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2025
5.000% due 01/01/2056	12,700	13,242
5.250% due 03/01/2055	26,900	28,400
5.250% due 11/01/2055	3,700	4,071
Southeast Energy Authority A Cooperative District, Alabama Revenue Notes, Series 2025 5.000% due 11/01/2035	7,700	8,267

		197,130

ALASKA 0.2%
Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022 5.250% due 11/01/2062	7,575	7,772

ARIZONA 1.0%
Arizona Industrial Development Authority Revenue Bonds, Series 2025 5.125% due 01/01/2059	14,675	13,657
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2019 4.000% due 06/01/2049	14,200	14,402
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2017 4.000% due 01/01/2041	5,000	4,858
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019 4.125% due 09/01/2042	2,500	2,400
Phoenix Civic Improvement Corp. Arizona Revenue Bonds, Series 2019 4.000% due 07/01/2038	1,250	1,249

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2025 5.000% due 01/01/2042	8,000	8,874

		45,440

ARKANSAS 0.2%
Arkansas Development Finance Authority Revenue Bonds, Series 2019 4.500% due 09/01/2049	3,200	3,111
Arkansas Development Finance Authority Revenue Bonds, Series 2023 7.375% due 07/01/2048	5,000	5,420

		8,531

CALIFORNIA 5.2%
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022 5.350% due 10/01/2048 (d)	5,000	2,828
Anaheim Union High School District, California General Obligation Bonds, Series 2025 4.375% due 08/01/2046	3,000	3,038
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, California Revenue Bonds, (AGM Insured), Series 2024 4.500% due 07/01/2054	5,500	5,298
California Community Choice Financing Authority Revenue Bonds, Series 2023 5.500% due 10/01/2054	3,455	3,772
California Community Choice Financing Authority Revenue Bonds, Series 2024 5.000% due 05/01/2054	11,600	12,439
California Community Choice Financing Authority Revenue Bonds, Series 2025 5.000% due 10/01/2055	10,700	11,102
California County Tobacco Securitization Agency Revenue Bonds, Series 2002 6.000% due 06/01/2035	250	250
California Health Facilities Financing Authority Revenue Bonds, (CM Insured), Series 2020 4.000% due 11/01/2040	3,500	3,473
California Health Facilities Financing Authority Revenue Bonds, Series 2020 4.000% due 04/01/2035	1,750	1,800
California Housing Finance Agency Revenue Bonds, (HUD Insured), Series 2024 5.970% due 11/01/2053	9,600	9,673
California Housing Finance Revenue Bonds, Series 2024 6.000% due 03/01/2053	20,500	20,839
California Housing Finance Revenue Notes, Series 2024 5.870% due 04/01/2029	15,000	15,013
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021
4.000% due 05/01/2051	5,000	4,553
5.000% due 01/01/2056	1,250	1,074
California Municipal Finance Authority Revenue Bonds, (FNMA Insured), Series 2025 4.875% due 11/01/2043	2,000	2,103
California Municipal Finance Authority Revenue Bonds, (FNMA Insured),Series 2024 4.450% due 12/01/2042	2,100	2,119
California Municipal Finance Authority Revenue Bonds, Series 2018 5.000% due 12/31/2043	2,000	2,010
California Municipal Finance Authority Revenue Bonds, Series 2021 4.000% due 11/01/2036	2,125	2,037
California Municipal Finance Authority Revenue Bonds, Series 2025 4.217% due 11/20/2040	9,687	9,707
California State General Obligation Bonds, Series 2015 3.875% due 12/01/2030	3,000	3,000
California Statewide Communities Development Authority Revenue Bonds, Series 2006 4.500% due 11/01/2033	6,800	7,145
California Statewide Communities Development Authority Revenue Bonds, Series 2019 4.250% due 11/01/2059	5,385	4,768
CMFA Special Finance Agency, California Revenue Bonds, Series 2021 4.000% due 08/01/2045	2,725	2,408
East Bay Municipal Utility District Water System, California Revenue Notes, Series 2025 5.000% due 06/01/2027	5,650	5,884
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.714% due 06/01/2041	4,000	3,113
3.850% due 06/01/2050	2,770	2,533
4.214% due 06/01/2050	2,320	1,699
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022 5.000% due 06/01/2051	1,600	1,581
Inland Empire Tobacco Securitization Corp. California Revenue Bonds, Series 2019 3.678% due 06/01/2038	775	751
Irvine, California Special Tax Bonds, (AGM Insured),Series 2025 5.000% due 09/01/2060	3,500	3,637
Long Beach, California Senior Airport Revenue Refunding Bonds, (AGM Insured), Series 2022 5.250% due 06/01/2047	2,000	2,051
Los Angeles Department of Airports, California Revenue Bonds, Series 2019 4.000% due 05/15/2049	4,430	3,991
Los Angeles Department of Airports, California Revenue Bonds, Series 2022 5.500% due 05/15/2039	5,000	5,534
Los Angeles Department of Airports, California Revenue Notes, Series 2025
5.000% due 05/15/2030	3,425	3,725
5.000% due 05/15/2035	1,250	1,433
Merced City School District, California General Obligation Bonds, Series 2025
5.000% due 08/01/2050	2,500	2,649
5.000% due 08/01/2054	4,740	5,003
Rio Hondo Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2046 (c)	5,000	1,855

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Riverside Unified School District, California Special Tax Bonds, Series 2024 5.000% due 09/01/2049	1,050	1,066
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021 5.000% due 07/01/2051	4,500	4,557
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023 5.250% due 07/01/2058	17,810	18,461
San Diego Unified School District, California General Obligation Bonds, Series 2024 4.000% due 07/01/2054	3,565	3,359
San Francisco Unified School District, California General Obligation Bonds, Series 2025
5.000% due 06/15/2042	2,675	2,927
5.000% due 06/15/2043	1,855	2,013
5.000% due 06/15/2044	1,250	1,345
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2024 5.000% due 05/01/2035	5,560	6,252
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Notes, Series 2025 5.000% due 05/01/2034	7,700	8,709
University of California Revenue Bonds, Series 2022 5.000% due 05/15/2052	13,000	13,548

		238,125

COLORADO 2.5%
Board of Governors of Colorado State University System Revenue Bonds, Series 2017 4.000% due 03/01/2045	2,000	1,864
Colorado Bridge & Tunnel Enterprise Revenue Bonds, (AGC Insured), Series 2025 5.250% due 12/01/2050	5,500	5,832
Colorado Bridge & Tunnel Enterprise Revenue Bonds, (AGM Insured), Series 2024 5.250% due 12/01/2049	3,500	3,725
Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 11/15/2043	13,000	12,282
4.000% due 08/01/2044	4,915	4,464
Colorado Health Facilities Authority Revenue Bonds, Series 2022
5.000% due 11/01/2040	3,925	4,170
5.250% due 11/01/2039	2,000	2,179
Colorado Health Facilities Authority Revenue Notes, Series 2025 5.000% due 09/01/2035	6,000	6,846
Colorado Housing and Finance Authority Revenue Bonds, Series 2024 6.350% due 06/01/2054	7,500	7,439
Colorado School of Mines Revenue Bonds, Series 2024 5.000% due 12/01/2054	7,000	7,264
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018 4.000% due 03/15/2043	5,515	5,424
Colorado State Certificates of Participation Bonds, Series 2017 4.000% due 03/15/2042	15,500	15,465
Crowfoot Valley Ranch Metropolitan District No 2, Colorado General Obligation Bonds, (BAM Insured), Series 2024 5.000% due 12/01/2044	1,250	1,293
Denver Health & Hospital Authority, Colorado Revenue Bonds, Series 2025
5.125% due 12/01/2050	1,000	1,009
6.000% due 12/01/2055	2,500	2,692
Denver, Colorado City & County Revenue Bonds, (FNMA Insured), Series 2025 4.700% due 10/01/2042	2,000	2,127
Denver, Colorado Pledged Excise Tax City & County Revenue Bonds, Series 2016 4.000% due 08/01/2046	8,435	8,035
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022 5.875% due 12/01/2052	9,943	10,166
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2020 5.000% due 09/01/2035	1,250	1,361
Public Authority for Colorado Energy Revenue Bonds, Series 2008 6.500% due 11/15/2038	6,930	8,376
Regional Transportation District, Colorado Revenue Bonds, Series 2020 4.000% due 07/15/2040	1,300	1,267

		113,280

CONNECTICUT 0.2%
Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020 5.000% due 05/01/2031	3,500	3,863
Connecticut State General Obligation Bonds, Series 2018 4.000% due 06/15/2037	1,875	1,898
Connecticut State General Obligation Bonds, Series 2019 4.000% due 04/15/2038	2,000	2,026
University of Connecticut Revenue Bonds, Series 2023 5.250% due 11/15/2048	1,710	1,833

		9,620

DELAWARE 0.2%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.301% due 12/01/2039	1,008	892
3.401% due 12/01/2039	8,000	7,085
7.120% due 12/01/2039	1,415	1,356

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

7.650% due 12/01/2039	180	180

		9,513

DISTRICT OF COLUMBIA 1.8%
District of Columbia General Obligation Bonds, Series 2016 4.000% due 06/01/2041	11,665	11,546
District of Columbia Income Tax Revenue Bonds, Series 2025
5.000% due 06/01/2041	5,000	5,566
5.000% due 06/01/2043	9,000	9,784
5.000% due 06/01/2045	10,000	10,678
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2018 5.000% due 10/01/2048	4,050	4,080
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2024
5.000% due 10/01/2039	2,500	2,701
5.250% due 10/01/2041	2,000	2,169
5.250% due 10/01/2045	4,375	4,589
5.250% due 10/01/2046	2,000	2,089
Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2023 4.125% due 07/15/2047	1,790	1,694
Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2024
5.000% due 07/15/2054	14,900	15,310
5.000% due 07/15/2056	10,250	10,510

		80,716

FLORIDA 3.4%
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2020 4.500% due 01/01/2035	1,235	1,215
Capital Trust Authority, Florida Revenue Bonds, Series 2023 6.000% due 06/15/2043	1,250	1,284
Collier County, Florida Industrial Development Authority Revenue Bonds, (AGM Insured), Series 2024 5.000% due 10/01/2049	1,500	1,541
Florida Department of Transportation Turnpike System State Revenue Bonds, Series 2024 4.000% due 07/01/2051	2,000	1,872
Florida Development Finance Corp. Revenue Bonds, (AGM Insured), Series 2024
5.000% due 07/01/2044	5,000	4,914
5.250% due 07/01/2047	6,600	6,498
5.250% due 07/01/2053	25,650	25,258
Florida Development Finance Corp. Revenue Bonds, Series 2021 4.000% due 11/15/2035	1,850	1,895
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2017 5.000% due 10/01/2052	4,275	4,279
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2022 5.000% due 10/01/2033	2,000	2,190
Hernando County, Florida Revenue Bonds, Series 2022 5.250% due 06/01/2052	2,000	2,077
Highlands County, Florida Health Facilities Authority Revenue Bonds, Series 2024 5.000% due 11/15/2059	7,000	7,746
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2024 2.500% due 11/15/2054	10,550	10,550
Jacksonville, Florida Revenue Bonds, Series 2023 5.000% due 10/01/2043	5,000	5,352
Lakes of Sarasota Community Development District, Florida Revenue Bonds, Series 2018 5.000% due 07/01/2041	7,000	7,165
Lee County, Florida Airport Revenue Bonds, Series 2024 5.250% due 10/01/2038	1,000	1,115
Miami World Center Community Development District, Florida Special Assessment Bonds, Series 2017 4.750% due 11/01/2027	865	880
Miami-Dade County, Florida Housing Finance Authority Revenue Bonds, (FNMA Insured), Series 2025 4.880% due 03/01/2046	1,900	1,897
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2022 5.000% due 07/01/2051	2,605	2,661
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019 4.000% due 10/01/2049	2,500	2,291
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2024 4.125% due 10/01/2050	1,300	1,213
Miami-Dade Seaport Department, Florida Revenue Bonds, Series 2023 5.000% due 10/01/2035	1,650	1,790
Okaloosa County, Florida School Board Certificates of Participation Bonds, (AGC Insured), Series 2024 5.000% due 10/01/2049	2,800	2,899
Orange County Health Facilities Authority, Florida Revenue Bonds, Series 2023
5.000% due 10/01/2041	1,000	1,076
5.000% due 10/01/2053	4,000	4,084
Orange County Health Facilities Authority, Florida Revenue Bonds, Series 2024 5.000% due 08/01/2054	1,650	1,627
Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2019 4.000% due 10/01/2049	3,300	2,908
Orange County, Florida School Board Certificates of Participation Notes, Series 2024 5.000% due 08/01/2034	9,005	10,437
Osceola County, Florida Transportation Revenue Bonds, Series 2020
0.000% due 10/01/2030 (c)	1,200	1,002
0.000% due 10/01/2033 (c)	1,680	1,231
School Board of Miami-Dade County, Florida General Obligation Bonds, (BAM Insured), Series 2022 5.000% due 03/15/2052	5,000	5,112

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

School Board of Miami-Dade County, Florida General Obligation Bonds, Series 2017 4.000% due 03/15/2042	24,700	24,731
South Miami Health Facilities Authority Inc, Florida Revenue Bonds, Series 2017 4.000% due 08/15/2042	2,040	1,972
Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2035 (c)	750	518
0.000% due 09/01/2036 (c)	800	524
0.000% due 09/01/2038 (c)	1,000	586
0.000% due 09/01/2045 (c)	850	314
4.000% due 07/01/2039	1,200	1,196
Tampa-Hillsborough County, Florida Expressway Authority Revenue Bonds, Series 2017 4.000% due 07/01/2042	2,250	2,253

		158,153

GEORGIA 2.0%
Atlanta Department of Aviation, Georgia Revenue Bonds, Series 2023 5.000% due 07/01/2053	1,270	1,289
Atlanta Urban Residential Finance Authority, Georgia Revenue Bonds, (FNMA Insured), Series 2024 4.370% due 05/01/2044	6,450	6,343
Brookhaven Development Authority, Georgia Revenue Bonds, Series 2019
5.000% due 07/01/2034	1,000	1,076
5.000% due 07/01/2037	500	533
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 4.125% due 11/01/2045	1,000	942
Columbia County Hospital Authority, Georgia Revenue Bonds, Series 2023 5.125% due 04/01/2048	10,000	10,333
DeKalb County, Georgia Water & Sewerage Revenue Bonds, Series 2025 5.000% due 10/01/2055	7,800	8,118
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023 5.000% due 06/01/2053	5,000	5,273
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2024
5.000% due 05/01/2054	3,700	3,977
5.000% due 12/01/2054	3,600	3,854
5.000% due 05/01/2055	1,800	1,921
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2025 5.000% due 12/01/2055	17,500	18,648
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015 5.000% due 07/01/2060	6,000	5,925
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
5.000% due 01/01/2049	9,060	9,064
5.000% due 01/01/2063	3,340	3,297
Municipal Electric Authority of Georgia Revenue Bonds, Series 2020 5.000% due 01/01/2045	2,000	2,045
Municipal Electric Authority of Georgia Revenue Bonds, Series 2022 4.500% due 07/01/2063	5,000	4,827
Municipal Electric Authority of Georgia Revenue Bonds, Series 2024
5.000% due 01/01/2039	1,000	1,094
5.250% due 01/01/2049	5,000	5,221

		93,780

HAWAII 0.0%
Hawaii Airports System State Revenue Bonds, Series 2018 5.000% due 07/01/2048	1,500	1,510

IDAHO 0.0%
Idaho Health Facilities Authority Revenue Bonds, Series 2025 5.000% due 03/01/2040	2,000	2,222

ILLINOIS 5.7%
Chicago Board of Education, Illinois General Obligation Bonds, (BAM Insured), Series 2022 4.000% due 12/01/2036	2,000	1,959
Chicago Board of Education, Illinois General Obligation Bonds, Series 2025 6.250% due 12/01/2050	22,500	23,525
Chicago Midway International Airport, Illinois Revenue Bonds, Series 2024 5.000% due 01/01/2037	3,500	3,783
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2017 5.000% due 01/01/2047	15,000	15,001
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2022 5.250% due 01/01/2053	5,000	5,077
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2024
5.000% due 01/01/2048	4,500	4,647
5.250% due 01/01/2041	1,000	1,089
5.250% due 01/01/2042	1,000	1,076
5.250% due 01/01/2048	1,470	1,513
Chicago O'Hare International Airport, Illinois Revenue Notes, Series 2024 5.000% due 01/01/2033	5,405	5,990
Chicago Transit Authority Sales Tax Receipts Fund, Illinois Revenue Bonds, Series 2024 5.000% due 12/01/2049	8,000	8,295
Chicago, Illinois General Obligation Bonds, Series 2019 5.500% due 01/01/2035	1,610	1,676
DeKalb County, Illinois Community Unit School District No 428, DeKalb General Obligation Debt Certificates Bonds, Series 2023 5.000% due 01/01/2041	1,530	1,611

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Du Page & Will Counties Community School District No 204 Indian Prairie, Illinois General Obligation Bonds, Series 2025 5.000% due 01/15/2040	6,000	6,649
Illinois Finance Authority Revenue Bonds, Series 2010 4.800% due 12/01/2043	4,800	4,959
Illinois Finance Authority Revenue Bonds, Series 2014 4.000% due 08/01/2038	3,090	3,005
Illinois Finance Authority Revenue Bonds, Series 2016
4.000% due 02/15/2036	3,290	3,336
5.000% due 02/15/2029	4,500	4,607
Illinois Finance Authority Revenue Bonds, Series 2018 5.000% due 05/15/2043	7,600	7,746
Illinois Finance Authority Revenue Bonds, Series 2019
5.000% due 11/01/2035 ^(b)	2,800	1,939
5.000% due 11/01/2049 ^(b)	2,500	1,731
Illinois Finance Authority Revenue Bonds, Series 2020 4.000% due 08/15/2041	5,000	4,839
Illinois Finance Authority Revenue Bonds, Series 2021
2.450% due 07/15/2055	10,300	10,300
4.000% due 05/01/2045	3,830	3,379
Illinois Finance Authority Revenue Bonds, Series 2025
5.000% due 08/15/2039	3,000	3,316
5.000% due 08/15/2040	2,000	2,184
5.000% due 08/15/2041	2,500	2,693
5.000% due 08/15/2043	6,500	6,974
Illinois Finance Authority Revenue Notes, Series 2024 5.000% due 11/15/2034	4,000	4,468
Illinois Sales Tax State Revenue Bonds, Series 2016 3.000% due 06/15/2033	1,000	955
Illinois Sales Tax State Revenue Bonds, Series 2025 5.000% due 06/15/2038	12,500	13,818
Illinois State General Obligation Bonds, Series 2016 4.000% due 06/01/2037	3,300	3,293
Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	890	904
5.000% due 10/01/2033	1,610	1,685
Illinois State General Obligation Bonds, Series 2020
4.000% due 10/01/2034	1,350	1,373
4.000% due 10/01/2035	8,000	8,047
Illinois State General Obligation Bonds, Series 2023 5.000% due 12/01/2043	10,450	10,858
Illinois State General Obligation Bonds, Series 2024
5.000% due 05/01/2037	2,900	3,196
5.000% due 02/01/2039	5,000	5,434
5.250% due 05/01/2042	12,000	12,877
Illinois State General Obligation Bonds, Series 2025 5.000% due 09/01/2042	14,800	15,614
Illinois State Toll Highway Authority Revenue Bonds, Series 2015 5.000% due 01/01/2040	4,280	4,284
Illinois State Toll Highway Authority Revenue Bonds, Series 2020 5.000% due 01/01/2045	2,340	2,421
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2002 0.000% due 12/15/2037 (c)	4,500	2,824
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2020 4.000% due 06/15/2050	15,480	13,476
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017 5.000% due 06/01/2028	2,250	2,272
Regional Transportation Authority, Illinois Revenue Bonds, Series 2025
5.000% due 06/01/2039	3,200	3,594
5.000% due 06/01/2040	3,885	4,304
Sales Tax Securitization Corp. Illinois Revenue Bonds, Series 2018
4.000% due 01/01/2048	4,350	3,871
5.000% due 01/01/2037	1,150	1,182

		263,649

INDIANA 1.5%
Indiana Finance Authority Revenue Bonds, (AGC Insured), Series 2025 6.028% due 07/01/2060	8,150	7,877
Indiana Finance Authority Revenue Bonds, Series 2010 2.500% due 11/01/2030	2,240	2,148
Indiana Finance Authority Revenue Bonds, Series 2012
3.000% due 11/01/2030	4,385	4,291
4.250% due 11/01/2030	15,835	16,276
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039 ^(b)	5,595	280
Indiana Finance Authority Revenue Bonds, Series 2023 5.000% due 02/01/2036	2,200	2,501
Indiana Finance Authority Revenue Bonds, Series 2024 5.000% due 07/01/2049	1,500	1,510
Indiana Finance Authority Revenue Bonds, Series 2025 5.000% due 10/01/2063	6,500	7,158
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2022 5.250% due 01/01/2048	2,150	2,244
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2023
5.500% due 03/01/2038	2,150	2,337
6.000% due 03/01/2053	5,000	5,216

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Mount Vernon, Indiana Revenue Bonds, Series 2015 4.250% due 09/01/2055	2,000	2,027
Warrick County, Indiana Revenue Bonds, Series 2015 4.250% due 09/01/2055	2,000	2,027
Whiting, Indiana Revenue Bonds, Series 2008 4.200% due 06/01/2044	3,980	4,187
Whiting, Indiana Revenue Bonds, Series 2016 4.400% due 03/01/2046	10,500	11,024

		71,103

IOWA 0.2%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
4.000% due 12/01/2050	7,000	7,616
5.000% due 12/01/2050	1,700	1,957

		9,573

KENTUCKY 1.4%
Kenton County, Kentucky Airport Board Revenue Bonds, Series 2024 5.250% due 01/01/2049	5,000	5,170
Kentucky Bond Development Corp. Revenue Bonds, Series 2025 5.000% due 08/15/2055	8,350	9,294
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2021 5.000% due 07/01/2050	1,670	1,385
Kentucky Public Energy Authority Revenue Bonds, Series 2024 5.000% due 01/01/2055	3,600	3,875
Kentucky Public Energy Authority Revenue Bonds, Series 2025
5.000% due 05/01/2036	25,950	27,584
5.250% due 06/01/2055	3,200	3,386
Kentucky State Property & Building Commission Revenue Bonds, Series 2019 4.000% due 11/01/2035	1,000	1,016
Louisville/Jefferson County Metropolitan Government, Kentucky Revenue Bonds, Series 2025 5.000% due 05/15/2050	4,610	4,824
Trimble County, Kentucky Revenue Bonds, Series 2023 4.700% due 06/01/2054	7,000	7,053
Warren County, Kentucky Revenue Bonds, Series 2024 5.250% due 04/01/2054	2,000	2,075

		65,662

LOUISIANA 0.6%
Louisiana Public Facilities Authority Revenue Notes, Series 2025 5.000% due 05/15/2030	9,100	9,850
Louisiana Stadium and Exposition District Revenue Bonds, Series 2023 5.000% due 07/01/2041	1,500	1,612
New Orleans Aviation Board, Louisiana Revenue Bonds, Series 2024 5.250% due 01/01/2042	17,180	18,382

		29,844

MAINE 0.2%
Maine Finance Authority Revenue Bonds, (AGM Insured), Series 2023
3.750% due 12/01/2033	1,560	1,542
4.000% due 12/01/2034	1,580	1,568
4.000% due 12/01/2035	1,395	1,372
4.000% due 12/01/2036	1,460	1,421
4.250% due 12/01/2037	1,440	1,437
Maine Finance Authority Revenue Notes, (AGM Insured), Series 2023 5.000% due 12/01/2032	1,670	1,795

		9,135

MARYLAND 0.5%
Maryland Department of Transportation State Revenue Bonds, (AGC/CR Insured), Series 2021 4.000% due 08/01/2051	4,580	4,052
Maryland Economic Development Corp. Revenue Bonds, Series 2025 5.000% due 07/01/2048	8,000	8,383
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, (AGC Insured), Series 2025
5.000% due 07/01/2043	2,000	2,155
5.000% due 07/01/2044	3,500	3,730
5.000% due 07/01/2045	2,545	2,688

		21,008

MASSACHUSETTS 1.9%
Commonwealth of Massachusetts General Obligation Bonds, Series 2017 4.000% due 02/01/2041	3,435	3,436
Commonwealth of Massachusetts General Obligation Bonds, Series 2018 4.000% due 05/01/2040	2,000	2,003
Commonwealth of Massachusetts General Obligation Bonds, Series 2022
5.000% due 10/01/2052	5,000	5,157
5.000% due 11/01/2052	4,200	4,333
Commonwealth of Massachusetts General Obligation Bonds, Series 2025
5.000% due 04/01/2046	2,010	2,145

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

5.000% due 04/01/2047	8,000	8,466
5.000% due 08/01/2048	12,900	13,625
Commonwealth of Massachusetts Transportation Fund Revenue Bonds, Series 2022 5.000% due 06/01/2050	15,000	15,389
Massachusetts Development Finance Agency Revenue Bonds, (AGM Insured), Series 2025 5.000% due 07/01/2050	11,600	11,968
Massachusetts Development Finance Agency Revenue Bonds, Series 2016 5.000% due 01/01/2047	2,500	2,433
Massachusetts Development Finance Agency Revenue Bonds, Series 2019 3.920% (MUNIPSA) due 07/01/2049 ~	1,000	1,000
Massachusetts Development Finance Agency Revenue Bonds, Series 2024 4.000% due 03/01/2054	4,000	3,757
Massachusetts Development Finance Agency Revenue Bonds, Series 2025
5.250% due 07/01/2055	4,000	3,943
5.500% due 07/01/2045	2,250	2,322
Massachusetts Port Authority Revenue Bonds, Series 2022 5.000% due 07/01/2035	1,350	1,488
University of Massachusetts Building Authority Revenue Bonds, Series 2017 5.000% due 11/01/2036	6,300	6,510

		87,975

MICHIGAN 1.6%
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044	12,628	9,901
Detroit, Michigan General Obligation Notes, Series 2023 5.250% due 05/01/2033	800	900
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 3.445% (TSFR3M) due 07/01/2032 ~	3,750	3,739
Ferris State University, Michigan Revenue Bonds, Series 2016 5.000% due 10/01/2041	1,420	1,434
Grand Rapids, Michigan General Obligation Bonds, Series 2025 5.000% due 04/01/2050	3,435	3,602
Michigan Finance Authority Revenue Bonds, Series 2019 4.000% due 02/15/2050	8,125	7,123
Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2065 (c)	26,500	2,679
5.000% due 06/01/2040	2,500	2,549
Michigan State Building Authority Revenue Bonds, Series 2022 5.000% due 10/15/2047	3,500	3,636
Michigan State Building Authority Revenue Bonds, Series 2023 4.000% due 10/15/2047	2,185	2,062
Michigan State Hospital Finance Authority Revenue Bonds, Series 2025 5.000% due 08/15/2055	17,150	19,225
Michigan Trunk Line State Revenue Bonds, Series 2021 4.000% due 11/15/2046	5,320	5,050
Wayne County, Michigan Airport Authority Revenue Bonds, (AGM Insured), Series 2023
5.250% due 12/01/2035	1,625	1,838
5.250% due 12/01/2036	1,710	1,919
Wayne County, Michigan Airport Authority Revenue Notes, (AGM Insured), Series 2023
5.000% due 12/01/2029	1,265	1,355
5.000% due 12/01/2032	1,405	1,567
Western Michigan University Revenue Bonds, (AGC Insured), Series 2025
5.250% due 11/15/2049	1,000	1,061
5.250% due 11/15/2054	3,750	3,952

		73,592

MINNESOTA 0.9%
Duluth Economic Development Authority, Minnesota Revenue Bonds, Series 2018 5.000% due 02/15/2048	4,600	4,640
Housing & Redevelopment Authority of The City of St Paul Minnesota Revenue Notes, Series 2025
5.000% due 07/01/2029	4,000	4,279
5.000% due 07/01/2032	3,000	3,339
Minneapolis, Minnesota Revenue Bonds, Series 2018 5.000% due 11/15/2049	5,060	4,933
Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2022 5.000% due 01/01/2035	1,350	1,470
Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Notes, Series 2022 5.000% due 01/01/2032	1,075	1,190
Minnesota Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.500% due 01/01/2055	9,730	10,943
Rochester, Minnesota Revenue Bonds, Series 2022 4.000% due 11/15/2039	5,440	5,600
St Cloud, Minnesota Revenue Bonds, Series 2019 5.000% due 05/01/2048	3,700	3,746

		40,140

MISSISSIPPI 0.1%
Mississippi Development Bank Revenue Bonds, Series 2025
5.000% due 03/01/2041	1,000	1,071
5.000% due 03/01/2042	1,000	1,064
5.000% due 03/01/2043	1,000	1,055
5.000% due 03/01/2044	1,000	1,048

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

5.000% due 03/01/2045	1,000	1,042

		5,280

MISSOURI 0.7%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2012 4.000% due 11/15/2042	5,500	5,268
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019 4.000% due 10/01/2033	2,440	2,500
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2025
5.000% due 11/15/2041	800	862
5.000% due 11/15/2042	700	745
5.000% due 11/15/2043	820	863
5.000% due 11/15/2044	2,850	2,974
Kansas City Industrial Development Authority, Missouri Revenue Bonds, Series 2019
5.000% due 03/01/2032	4,630	4,883
5.000% due 03/01/2054	7,000	6,972
Missouri Development Finance Board Revenue Bonds, Series 2022 5.750% due 05/01/2052	3,000	3,167
Missouri Housing Development Commission Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 6.250% due 05/01/2056	3,500	3,921

		32,155

MULTI-STATE 2.4%
Douglas County, Georgia Housing Authority Multifamly Tax-Exempt Bonds, (FNMA Insured), Series 2024 4.375% due 04/01/2043	3,000	3,051
FHLMC Multifamily VRD Certificates, New York Revenue Bonds, Series 2025 4.604% due 06/25/2042	5,296	5,377
FHLMC Multifamily VRD Certificates, Revenue Bonds, Series 2025 0.000% due 01/25/2043	19,834	20,208
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
3.996% due 12/25/2036	18,410	18,471
4.140% due 01/25/2040	9,748	9,514
4.415% due 08/25/2040	19,021	19,254
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
4.519% due 08/25/2041 ~	17,975	18,213
4.547% due 10/25/2040	11,951	12,221
4.564% due 04/25/2042 ~	6,264	6,323

		112,632

NEBRASKA 0.1%
Nebraska Investment Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 5.000% due 03/01/2049	2,250	2,311

NEVADA 0.1%
Las Vegas Valley Water District, Nevada General Obligation Bonds, Series 2022 4.000% due 06/01/2047	2,000	1,909
Reno, Nevada Revenue Bonds, (AGM Insured), Series 2018 4.000% due 06/01/2048	1,000	938
Washoe County, Nevada Revenue Bonds, Series 2016 4.125% due 03/01/2036	2,500	2,556

		5,403

NEW HAMPSHIRE 2.1%
New Hampshire Business Finance Authority Affordable Housing Bonds, (HUD Insured), Series 2024 4.150% due 10/20/2040	9,754	9,764
New Hampshire Business Finance Authority Revenue Bonds, Series 2023
3.787% due 09/20/2034	3,819	3,693
3.875% due 01/20/2038	9,708	9,386
New Hampshire Business Finance Authority Revenue Bonds, Series 2024 0.506% due 08/20/2039 (a)	14,733	573
New Hampshire Business Finance Authority Revenue Bonds, Series 2025
4.086% due 01/20/2041 ~	18,479	18,329
4.086% due 11/20/2042	18,038	17,617
4.794% due 02/20/2041	15,889	16,666
New Hampshire Health and Education Facilities Authority Act Revenue Bonds, Series 2025
5.000% due 08/01/2036	3,255	3,715
5.000% due 08/01/2037	2,500	2,830
5.250% due 08/01/2055	5,000	5,189
New Hampshire Housing Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.500% due 07/01/2055	9,880	11,125

		98,887

NEW JERSEY 0.7%
Atlantic City, New Jersey General Obligation Bonds, (BAM Insured), Series 2017 5.000% due 03/01/2037	1,000	1,019
New Jersey Economic Development Authority Revenue Bonds, Series 1998 6.500% due 04/01/2031	300	302
New Jersey Economic Development Authority Revenue Bonds, Series 2021 4.000% due 06/15/2041	1,000	987

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

New Jersey Housing & Mortgage Finance Agency Revenue Bonds, Series 2025 6.500% due 04/01/2056	4,600	5,169
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010 0.000% due 12/15/2032 (c)	4,550	3,653
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020
4.000% due 06/15/2038	2,000	2,022
4.000% due 06/15/2050	1,000	900
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2023 5.000% due 06/15/2038	5,000	5,544
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2018 5.000% due 12/15/2028	2,155	2,301
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2019 5.000% due 12/15/2028	1,100	1,175
New Jersey Turnpike Authority Revenue Bonds, Series 2025 5.000% due 01/01/2043	3,000	3,262
Tobacco Settlement Financing Corp. New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2031	4,260	4,452
5.000% due 06/01/2046	2,000	1,971

		32,757

NEW MEXICO 0.3%
Farmington, New Mexico Revenue Bonds, Series 2005 1.800% due 04/01/2029	8,000	7,586
Farmington, New Mexico Revenue Bonds, Series 2010 3.875% due 06/01/2040	4,350	4,423

		12,009

NEW YORK 13.0%
Battery Park City Authority, New York Revenue Bonds, Series 2019 5.000% due 11/01/2038	3,750	4,017
Build NYC Resource Corp. New York Revenue Bonds, Series 2018 5.625% due 12/01/2050	3,145	2,699
Build NYC Resource Corp. New York Revenue Bonds, Series 2024 5.000% due 09/01/2037	1,475	1,581
Build NYC Resource Corp. New York Revenue Notes, Series 2024 5.000% due 09/01/2034	1,550	1,689
Long Island Power Authority, New York Revenue Bonds, Series 2023 5.000% due 09/01/2048	3,700	3,850
Monroe County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured),Series 2023 4.720% due 01/01/2044	3,600	3,632
New York City, New York General Obligation Bonds, Series 2012 2.550% due 04/01/2042	5,000	5,000
New York City, New York General Obligation Bonds, Series 2015 2.500% due 06/01/2044	40	40
New York City, New York General Obligation Bonds, Series 2018 2.500% due 12/01/2047	15,000	15,000
New York City, New York General Obligation Bonds, Series 2021 4.000% due 08/01/2041	4,000	3,994
New York City, New York Housing Development Corp. Revenue Bonds, (HUD Insured), Series 2024 4.750% due 11/01/2054	3,700	3,645
New York City, New York Housing Development Corp. Revenue Bonds, Series 2017 3.700% due 11/01/2047	3,500	3,051
New York City, New York Housing Development Corp. Revenue Bonds, Series 2025 4.600% due 11/01/2045	2,425	2,433
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011 2.500% due 06/15/2044	8,000	8,000
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022
2.450% due 06/15/2044	11,800	11,800
5.250% due 06/15/2052	1,250	1,311
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023 5.250% due 06/15/2048	5,425	5,741
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2024 5.250% due 06/15/2054	3,500	3,684
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2021 4.000% due 07/15/2036	5,000	5,147
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2014
2.480% due 02/01/2044	10,000	10,000
2.500% due 11/01/2042	12,040	12,040
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2018 2.500% due 08/01/2045	13,900	13,900
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2019 4.000% due 11/01/2039	8,000	8,028
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2020 4.000% due 05/01/2045	8,250	7,749
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022
4.000% due 02/01/2051	2,435	2,200
5.000% due 02/01/2040	5,000	5,355
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2023 5.000% due 05/01/2053	11,900	12,188
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2023
5.000% due 05/01/2038	2,400	2,681
5.250% due 05/01/2048	4,000	4,204
5.250% due 05/01/2050	2,000	2,093

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
4.250% due 05/01/2054	6,800	6,456
5.000% due 05/01/2043	5,185	5,561
5.000% due 05/01/2044	3,220	3,415
5.000% due 05/01/2046	7,125	7,463
5.000% due 05/01/2047	5,000	5,188
5.250% due 05/01/2048	3,910	4,130
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2025
5.000% due 11/01/2036	15,000	17,335
5.000% due 11/01/2041	5,405	5,918
5.000% due 11/01/2042	3,000	3,244
New York City,New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006 3.615% due 03/01/2026	2,000	2,001
New York Energy Finance Development Corp. Revenue Bonds, Series 2025 5.000% due 07/01/2056	11,400	12,088
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	16,500	16,496
5.375% due 11/15/2040	8,005	8,005
New York Power Authority Revenue Bonds, (AGM Insured), Series 2023 5.000% due 11/15/2048	7,500	7,860
New York Power Authority Revenue Bonds, Series 2020 4.000% due 11/15/2045	6,600	6,261
New York State Dormitory Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	2,895	2,970
New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 03/15/2034	1,000	1,040
4.000% due 02/15/2047	9,085	8,366
5.000% due 02/15/2048	3,300	3,378
5.000% due 07/01/2050	3,500	3,602
New York State Dormitory Authority Revenue Bonds, Series 2021 5.000% due 07/01/2051	1,440	1,471
New York State Dormitory Authority Revenue Bonds, Series 2022
4.000% due 03/15/2039	2,000	2,022
4.000% due 05/01/2041	5,350	5,284
New York State Dormitory Authority Revenue Bonds, Series 2024
4.000% due 05/01/2038	3,750	3,821
5.000% due 03/15/2055	20,950	21,698
New York State Dormitory Authority Revenue Bonds, Series 2025
5.000% due 07/01/2043	3,190	3,340
5.000% due 07/01/2044	3,595	3,731
5.000% due 07/01/2045	3,000	3,093
5.250% due 07/01/2054	3,000	3,211
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020 4.200% due 11/01/2054 (f)	2,600	2,398
New York State Thruway Authority Revenue Bonds, Series 2022 5.000% due 03/15/2053	5,000	5,132
New York State Thruway Authority Revenue Bonds, Series 2025
5.000% due 03/15/2042	8,400	9,183
5.000% due 03/15/2059	30,090	30,982
New York State Urban Development Corp. Revenue Bonds, Series 2019
4.000% due 03/15/2047	6,100	5,616
5.000% due 03/15/2039	2,875	3,006
New York State Urban Development Corp. Revenue Bonds, Series 2020
4.000% due 03/15/2038	7,300	7,375
5.000% due 03/15/2044	2,500	2,601
New York State Urban Development Corp. Revenue Bonds, Series 2023 5.000% due 03/15/2043	10,000	10,682
New York State Urban Development Corp. Revenue Bonds, Series 2024 5.000% due 03/15/2048	4,000	4,158
New York Transportation Development Corp. Revenue Bonds, (AGC Insured) ,Series 2024 5.250% due 12/31/2054	26,400	26,784
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023 5.500% due 06/30/2043	2,250	2,366
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2025 5.500% due 06/30/2059	26,410	27,562
New York Transportation Development Corp. Revenue Bonds, (BAM Insured), Series 2024 5.500% due 06/30/2060	5,135	5,327
New York Transportation Development Corp. Revenue Bonds, Series 2016 5.000% due 07/01/2046	5,900	5,900
New York Transportation Development Corp. Revenue Bonds, Series 2018 5.000% due 01/01/2031	800	824
New York Transportation Development Corp. Revenue Bonds, Series 2020 5.000% due 10/01/2040	3,000	3,043
New York Transportation Development Corp. Revenue Bonds, Series 2022 5.000% due 12/01/2033	8,000	8,698
New York Transportation Development Corp. Revenue Bonds, Series 2023 6.000% due 04/01/2035	12,300	13,562
New York Transportation Development Corp. Revenue Bonds, Series 2024 5.500% due 06/30/2060	2,000	2,017
New York Transportation Development Corp. Revenue Bonds, Series 2025
6.000% due 06/30/2042	1,875	2,080
6.000% due 06/30/2059	16,500	17,366
New York Transportation Development Corp. Revenue Notes, Series 2020 4.000% due 10/01/2030	8,495	8,664
Niagara Tobacco Asset Securitization Corp. New York Revenue Bonds, Series 2014 4.000% due 05/15/2029	730	720

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Onondaga Civic Development Corp. New York Revenue Bonds, Series 2025
4.500% due 12/01/2050	11,000	10,800
5.250% due 12/01/2044	1,325	1,460
5.250% due 12/01/2045	1,150	1,258
Port Authority of New York & New Jersey Revenue Bonds, Series 2023
5.000% due 07/15/2037	5,000	5,455
5.000% due 12/01/2038	1,400	1,522
Port Authority of New York & New Jersey Revenue Bonds, Series 2025
5.000% due 01/15/2042	2,500	2,756
5.000% due 01/15/2043	2,775	3,024
5.000% due 01/15/2050	7,000	7,345
Town of Hempstead, New York General Obligation Bonds, Series 2024 4.000% due 05/01/2047	3,020	2,981
Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022 5.250% due 05/15/2062	3,750	3,890
Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2024 5.000% due 05/15/2049	1,500	1,557
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2025
5.000% due 12/01/2040	1,550	1,745
5.000% due 12/01/2041	1,250	1,390
5.000% due 12/01/2050	5,000	5,170

		601,599

NORTH CAROLINA 0.9%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2007 2.550% due 01/15/2037	10,000	10,000
Inlivian, North Carolina Revenue Bonds, (FNMA Insured), Series 2024 4.450% due 06/01/2041	3,612	3,693
North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.250% due 01/01/2055	3,560	3,965
North Carolina State Revenue Bonds, Series 2021 4.000% due 03/01/2035	12,230	12,803
North Carolina State Revenue Bonds, Series 2025
5.000% due 03/01/2038	3,000	3,440
5.000% due 03/01/2039	3,500	3,979
5.000% due 03/01/2040	2,980	3,336

		41,216

NORTH DAKOTA 0.1%
Grand Forks, North Dakota Revenue Bonds, (AGM Insured), Series 2023 5.000% due 12/01/2053	2,250	2,292

OHIO 3.6%
Allen County, Ohio Hospital Facilities Revenue Bonds, Series 2025
5.000% due 11/01/2040	16,500	18,303
5.000% due 11/01/2041	6,250	6,851
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (c)	63,000	4,675
4.000% due 06/01/2048	13,560	11,727
5.000% due 06/01/2036	2,000	2,098
5.000% due 06/01/2055	46,195	37,452
Columbus Regional Airport Authority, Ohio Revenue Bonds, Series 2025
5.000% due 01/01/2038	4,400	4,813
5.500% due 01/01/2055	4,500	4,736
Columbus-Franklin County, Ohio Finance Authority Revenue Bonds, (FNMA Insured), Series 2025 4.820% due 11/01/2043	3,000	3,207
Cuyahoga County, Ohio Revenue Bonds, Series 2017 5.000% due 02/15/2057	3,300	2,997
Geisinger Authority, Ohio Revenue Bonds, Series 2017 4.000% due 02/15/2047	7,500	6,678
Montgomery County, Ohio Dayton Children's Hospital Revenue Bonds, Series 2021 4.000% due 08/01/2046	5,500	5,136
Montgomery County, Ohio Revenue Bonds, Series 2019 2.500% due 11/15/2045	15,735	15,735
Ohio Air Quality Development Authority Revenue Bonds, Series 2014 2.400% due 12/01/2038	4,715	4,495
Ohio Air Quality Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	14,275	12,869
Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.250% due 03/01/2055	17,995	19,767
Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 4.150% due 09/01/2040	2,700	2,706
Ohio State Hospital Revenue Bonds, Series 2020 4.000% due 11/15/2036	1,000	999

		165,244

OKLAHOMA 0.3%
Oklahama Water Resources Board Revenue Bonds, Series 2025 5.250% due 04/01/2050	3,400	3,626
Oklahoma Development Finance Authority Revenue Bonds, Series 2018 5.500% due 08/15/2052	2,605	2,605

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Oklahoma Development Finance Authority Revenue Bonds, Series 2019 4.000% due 08/01/2036	1,750	1,670
Oklahoma Development Finance Authority Revenue Notes, Series 2019
5.000% due 08/01/2028	715	734
5.000% due 08/01/2029	755	782
Oklahoma Turnpike Authority Revenue Bonds, Series 2023 5.500% due 01/01/2053	6,300	6,697

		16,114

OREGON 0.2%
Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2017 5.000% due 11/15/2052	1,500	1,365
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020 4.000% due 08/15/2039	1,000	996
Multnomah County School District 40, Oregon General Obligation Bonds, Series 2023 0.000% due 06/15/2036 (c)	1,500	1,002
Port of Portland, Oregon Airport Revenue Bonds, Series 2022 4.000% due 07/01/2047	4,290	3,869

		7,232

PENNSYLVANIA 3.7%
Allegheny County, Pennsylvania Sanitary Authority Revenue Bonds, Series 2024
4.000% due 12/01/2049	2,500	2,338
5.000% due 12/01/2043	1,000	1,068
Beaver Economic Development Authority Revenue Bonds, Series 2006 4.750% due 01/01/2035	6,000	6,351
Blythe Township Solid Waste Authority, Pennsylvania Revenue Bonds, Series 2017 7.750% due 12/01/2037	415	447
Bucks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2021
4.000% due 07/01/2046	13,335	11,529
4.000% due 07/01/2051	4,500	3,778
5.000% due 07/01/2035	2,605	2,764
5.000% due 07/01/2039	2,800	2,917
5.000% due 07/01/2054	4,400	4,240
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2018 4.000% due 06/01/2039	11,200	11,043
Lancaster County Hospital Authority, Pennsylvania Revenue Bonds, Series 2021 5.000% due 11/01/2046	11,205	11,276
Lehigh County, Pennsylvania Revenue Bonds, (AGC/CR Insured), Series 2019 4.000% due 07/01/2049	2,500	2,239
Lehigh County, Pennsylvania Revenue Bonds, Series 2019 4.420% (MUNIPSA) due 08/15/2038 ~(f)	3,045	3,006
Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2019 2.450% due 12/01/2039	2,250	2,083
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2018 4.000% due 09/01/2049	2,000	1,727
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022
4.000% due 02/15/2041	3,575	3,436
5.250% due 06/30/2053	500	507
5.500% due 06/30/2037	1,850	2,032
5.500% due 06/30/2038	2,000	2,177
5.500% due 06/30/2039	5,500	5,924
6.000% due 06/30/2061	7,000	7,381
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2025
5.000% due 03/15/2060	13,100	14,462
5.450% due 01/01/2051	2,225	2,370
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2021 4.000% due 07/01/2026	1,500	1,502
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2022 5.000% due 12/31/2032	2,500	2,749
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 08/15/2041	3,000	3,005
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/15/2049	6,900	6,212
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2024
5.250% due 11/01/2038	7,000	7,816
5.250% due 11/01/2041	5,000	5,427
5.250% due 11/01/2044	3,000	3,161
Pennsylvania Housing Finance Agency Revenue Bonds, Series 2024
6.000% due 10/01/2054	3,765	4,088
6.250% due 10/01/2054	2,155	2,361
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Bonds, Series 2021 4.000% due 12/01/2051	2,500	2,292
Pennsylvania Turnpike Commission Revenue Bonds, (AGM Insured), Series 2019 4.000% due 12/01/2049	2,500	2,338
Pennsylvania Turnpike Commission Revenue Bonds, Series 2019 5.000% due 12/01/2044	4,365	4,510
Pennsylvania Turnpike Commission Revenue Bonds, Series 2021 5.000% due 12/01/2046	11,000	11,468
Pennsylvania Turnpike Commission Revenue Bonds, Series 2022 5.250% due 12/01/2047	1,275	1,351
Pennsylvania Turnpike Commission Revenue Bonds, Series 2024 5.000% due 12/01/2039	3,350	3,773

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, (AGM Insured), Series 2023 5.000% due 09/01/2042	3,000	3,248
Southeastern Pennsylvania Transportation Authority Revenue Bonds, Series 2022 5.250% due 06/01/2042	1,000	1,082
Westmoreland County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2020 5.000% due 07/01/2030	700	739

		172,217

PUERTO RICO 2.4%
Commonwealth of Puerto Rico Bonds, Series 2022 0.000% due 11/01/2043	17,696	11,348
Commonwealth of Puerto Rico General Obligation Notes, Series 2021 5.625% due 07/01/2027	1,725	1,762
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018 7.500% due 08/20/2040	9,009	8,771
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 3.359% (US0003M + 0.520%) due 07/01/2029 ~	5,800	5,622
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	71,294	23,957
0.000% due 07/01/2051 (c)	84,762	21,313
4.500% due 07/01/2034	2,456	2,456
4.750% due 07/01/2053	11,570	10,923
5.000% due 07/01/2058	8,500	8,197
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	4,400	4,310
4.550% due 07/01/2040	10,167	10,174

		108,833

RHODE ISLAND 0.7%
Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 2024 5.250% due 05/15/2054	5,350	5,412
Tobacco Settlement Financing Corp. Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2035	5,000	5,003
5.000% due 06/01/2040	6,770	6,771
5.000% due 06/01/2050	13,800	13,684

		30,870

SOUTH CAROLINA 0.9%
Charleston County, South Carolina Airport District Revenue Bonds, Series 2024 5.250% due 07/01/2054	3,750	3,873
Columbia, South Carolina Waterworks & Sewer System Revenue Bonds, Series 2022
4.250% due 02/01/2042	650	662
4.250% due 02/01/2043	675	681
Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023 5.250% due 02/01/2054	5,500	5,948
South Carolina Public Service Authority Revenue Bonds, (BAM Insured), Series 2013 4.000% due 12/01/2049	1,000	942
South Carolina Public Service Authority Revenue Bonds, Series 2021 5.000% due 12/01/2051	3,500	3,547
South Carolina Public Service Authority Revenue Bonds, Series 2024 5.000% due 12/01/2049	6,500	6,720
South Carolina Public Service Authority Revenue Bonds, Series 2025
5.000% due 12/01/2044	4,000	4,232
5.000% due 12/01/2047	3,500	3,638
Spartanburg Regional Health Services District, South Carolina Revenue Bonds, Series 2017 5.000% due 04/15/2048	11,265	11,368

		41,611

SOUTH DAKOTA 0.1%
South Dakota Housing Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 4.500% due 11/01/2045	6,600	6,593

TENNESSEE 1.4%
Chattanooga Health Educational & Housing Facility Board, Tennessee Revenue Bonds, Series 2024 5.250% due 12/01/2049	7,000	7,266
Memphis-Shelby County, Tennessee Industrial Development Board Tax Allocation Notes, Series 2017 4.750% due 07/01/2027	150	142
Metropolitan Government of Nashville & Davidson County Sports Auth, Tennessee Revenue Bonds, Series 2023 5.000% due 07/01/2048	2,000	2,090
Metropolitan Government of Nashville & Davidson County, Tennessee General Obligation Bonds, Series 2022 4.000% due 01/01/2042	5,000	5,011
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, (FHLMC Insured), Series 2024 5.150% due 08/01/2043	12,500	13,299
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, (HUD Insured), Series 2023 4.875% due 10/01/2038	6,705	6,983
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2020 4.000% due 11/01/2055	1,000	787
Metropolitan Nashville Airport Authority, Tennessee Revenue Notes, Series 2022 5.250% due 07/01/2032	1,205	1,358

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Rutherford County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2025 5.000% due 11/15/2048	10,400	11,377
Tennergy Corp. Tennessee Revenue Bonds, Series 2021 4.000% due 12/01/2051	9,065	9,221
Tennergy Corp. Tennessee Revenue Bonds, Series 2022 5.500% due 10/01/2053	6,000	6,438
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021 5.000% due 05/01/2052	1,685	1,801

		65,773

TEXAS 10.4%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021 7.500% due 12/01/2045 ^(b)	1,000	13
Arlington Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2024
4.000% due 08/15/2044	3,420	3,273
4.125% due 08/15/2054	2,400	2,186
Arlington Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2025 4.500% due 08/15/2050	2,500	2,508
Austin Housing Finance Corp. Texas Revenue Bonds, Series 2024 3.400% due 11/01/2042	3,200	3,230
Austin, Texas Water & Wastewater System Revenue Bonds, Series 2024 5.000% due 11/15/2049	5,000	5,281
Barbers Hill Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.250% due 02/15/2054	3,900	3,789
Bexar Management And Development Corp. Texas Revenue Bonds, Series 2024 3.020% due 05/10/2045	4,000	4,005
Calhoun County, Texas Navigation Industrial Development Authority Revenue Notes, Series 2021 3.625% due 07/01/2026	2,000	1,961
Central Texas Turnpike System Revenue Bonds, Series 2024 5.000% due 08/15/2039	3,500	3,888
City of Kyle, Texas , General Obligation Bonds, (AGM Insured), Series 2025
5.000% due 08/15/2050	2,785	2,881
5.000% due 08/15/2055	5,170	5,326
Clifton Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2025
4.375% due 02/15/2042	3,675	3,739
5.250% due 02/15/2043	3,900	4,191
5.250% due 02/15/2045	1,925	2,041
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2021 4.000% due 11/01/2045	8,855	8,385
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022 5.000% due 11/01/2039	6,000	6,569
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2025 5.000% due 11/01/2050	10,500	11,499
Dallas Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025 5.000% due 02/15/2055	7,000	7,726
Denton County, Texas Special Assessment Bonds, Series 2025 6.697% due 01/01/2059 «	22,500	22,500
Denton Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 08/15/2053	16,500	17,002
Ector County, Texas General Obligation Bonds, Series 2024
5.000% due 02/15/2040	7,450	8,160
5.000% due 02/15/2042	8,450	9,090
Elysian Fields Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/15/2049	8,000	7,527
EP Essential Housing WF PFC, Texas Revenue Notes, Series 2024 4.250% due 12/01/2034	7,500	7,605
Forney Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022 5.000% due 08/15/2038	5,000	5,441
Fort Worth, Texas Water & Sewer System Revenue Bonds, Series 2025 5.000% due 02/15/2049	3,395	3,548
Garland Housing Finance Corp. Texas Revenue Bonds, (FNMA Insured), Series 2024 4.610% due 01/01/2043	2,193	2,224
Goose Creek Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 4.500% due 10/01/2049	4,000	4,037
Grayson County Junior College District, Texas General Obligation Bonds, Series 2024 4.000% due 02/15/2049	2,000	1,841
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2024 5.000% due 07/01/2034	7,890	9,112
Harris County, Texas Hospital District General Obligation Bonds, Series 2025 5.000% due 02/15/2042	9,000	9,646
Houston, Texas Airport System Revenue Bonds, (AGM Insured), Series 2023 5.000% due 07/01/2037	2,000	2,172
Houston, Texas Airport System Revenue Bonds, Series 2024 5.500% due 07/15/2036	22,500	24,600
Houston, Texas Airport System Revenue Bonds, Series 2025 5.500% due 07/01/2055	2,500	2,631
Houston, Texas Combined Utility System Revenue Bonds, Series 2019 4.000% due 11/15/2044	1,500	1,438
Hurst-Euless-Bedford Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 08/15/2050	5,000	4,682
Jarrell Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/15/2053	5,000	5,154
Liberty Hill Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025 5.000% due 02/01/2055	10,000	10,386

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Little Elm Independent School District, Texas General Obligation Bonds, Series 2023 4.250% due 08/15/2053	1,250	1,167
Love Field Airport Modernization Corp. Texas Revenue Bonds, Series 2017 5.000% due 11/01/2029	1,250	1,269
Lower Colorado River Authority, Texas Revenue Bonds, Series 2021 5.000% due 05/15/2051	6,000	6,099
Lower Colorado River Authority, Texas Revenue Bonds, Series 2025 5.000% due 05/15/2045	7,900	8,744
Manor Housing Public Facility Corp. Texas Revenue Bonds, Series 2024 3.400% due 11/01/2042	5,000	5,036
Medina Valley Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.500% due 02/15/2047	8,250	8,297
Midland County, Texas Hospital District Revenue Bonds, (BAM Insured), Series 2024 4.125% due 05/15/2049	3,170	2,928
Mission Economic Development Corp. Texas Revenue Bonds, Series 2024 4.000% due 06/01/2054	8,000	8,055
Mission Economic Development Corp., Texas Revenue Bonds, Series 2020 3.450% due 07/01/2040	19,700	19,701
New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2017
4.000% due 08/15/2040	3,000	2,927
5.000% due 01/01/2047	2,000	1,954
New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2025 5.250% due 08/15/2044	9,190	9,965
Newark Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2025 5.250% due 08/15/2060	3,780	3,961
North Texas Tollway Authority Revenue Bonds, Series 2025 5.000% due 01/01/2039	11,400	12,847
Permanent University Fund - University of Texas System Revenue Bonds, Series 2024 5.000% due 07/01/2038	7,400	8,412
Rowlett, Texas Special Assessment Bonds, Series 2016 5.750% due 09/15/2036	100	100
Royse City Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 5.000% due 02/15/2054	5,680	5,852
San Antonio Municipal Facilities Corp. Texas Revenue Bonds, Series 2021 4.000% due 08/01/2048	7,700	7,294
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2024 5.000% due 02/01/2044	8,750	9,317
San Jacinto College District, Texas General Obligation Bonds, Series 2019 5.000% due 02/15/2044	1,010	1,040
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022
5.000% due 11/15/2051	5,000	5,121
5.000% due 11/15/2052	2,800	3,047
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2025
5.000% due 11/15/2049	5,000	5,184
5.500% due 11/15/2052	4,200	4,540
Texas Department of Housing & Community Affairs Revenue Bonds, (GNMA Insured), Series 2025 6.000% due 01/01/2056	13,000	14,539
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 4.120% (TSFR3M) due 12/15/2026 ~	4,000	4,001
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019 5.000% due 06/30/2058	7,970	7,786
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2020 4.000% due 12/31/2037	1,875	1,888
Texas Water Development Board Revenue Bonds, Series 2021 4.000% due 10/15/2046	4,975	4,745
Texas Water Development Board Revenue Bonds, Series 2022 4.800% due 10/15/2052	7,200	7,276
Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048	19,825	20,362
5.000% due 10/15/2058	4,000	4,136
Texas Water Development Board Revenue Bonds, Series 2024 4.125% due 10/15/2047	13,900	13,401
Texas Water Development Board Revenue Bonds, Series 2025 4.500% due 10/15/2043	9,000	9,291
Travis County, Texas Housing Finance Corp. Revenue Bonds, Series 2022 4.125% due 06/01/2045	2,000	2,004
Waller Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025
5.000% due 02/15/2043	4,335	4,662
5.000% due 02/15/2044	2,200	2,352

		480,587

UTAH 1.0%
Downtown Revitalization Public Infrastructure District, Utah Revenue Bonds, (AGC Insured), Series 2025 5.250% due 06/01/2044	4,000	4,312
Salt Lake City, Utah Airport Revenue Bonds, (AGM/CR Insured), Series 2021 4.000% due 07/01/2051	3,500	3,125
Salt Lake City, Utah Airport Revenue Bonds, Series 2017
5.000% due 07/01/2042	3,000	3,026
5.000% due 07/01/2047	6,750	6,757
Salt Lake City, Utah Airport Revenue Bonds, Series 2023
5.250% due 07/01/2043	1,000	1,056
5.250% due 07/01/2053	2,000	2,051
Utah County, Utah Revenue Bonds, Series 2016 4.000% due 05/15/2047	2,500	2,238

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Utah County, Utah Revenue Bonds, Series 2020 4.000% due 05/15/2043	2,750	2,636
Utah Housing Corp. Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 6.500% due 07/01/2055	7,380	8,424
Utah Transit Authority Revenue Bonds, Series 2023 5.000% due 12/15/2041	11,000	12,076

		45,701

VIRGINIA 0.8%
Isle of Wight County Economic Development Authority, Virginia Revenue Bonds, (AGM Insured), Series 2023 5.250% due 07/01/2043	3,500	3,817
Lynchburg Economic Development Authority, Virginia Revenue Bonds, Series 2021 4.000% due 01/01/2038	1,100	1,107
Roanoke Economic Development Authority, Virginia Revenue Bonds, Series 2020 4.000% due 07/01/2051	10,725	9,900
Virginia Housing Development Authority Revenue Bonds, Series 2023 5.150% due 10/01/2053	2,345	2,403
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
5.500% due 07/01/2044	7,375	6,184
5.500% due 07/01/2049	2,500	2,014
Virginia Small Business Financing Authority Revenue Bonds, Series 2020 4.000% due 12/01/2049	3,250	2,848
Virginia Small Business Financing Authority Revenue Bonds, Series 2025 5.250% due 06/15/2050	7,000	7,268

		35,541

WASHINGTON 1.8%
Energy Northwest, Washington Revenue Bonds, Series 2025 5.000% due 07/01/2043	6,250	6,835
Seattle, Washington Drainage & Wastewater Revenue Bonds, Series 2021 4.000% due 09/01/2051	2,000	1,858
Washington Health Care Facilities Authority Revenue Bonds, Series 2017 5.000% due 01/01/2047	2,000	2,043
Washington Health Care Facilities Authority Revenue Notes, Series 2025 5.000% due 10/01/2035	13,300	15,084
Washington State General Obligation Bonds, Series 2023 5.000% due 08/01/2048	10,000	10,444
Washington State General Obligation Bonds, Series 2024
5.000% due 07/01/2035	1,360	1,595
5.000% due 07/01/2036	2,995	3,482
Washington State Housing Finance Commission Revenue Bonds, (BAM Insured), Series 2025
5.000% due 07/01/2038	1,500	1,604
5.000% due 07/01/2039	1,500	1,596
Washington State Housing Finance Commission Revenue Bonds, Series 2023 3.375% due 04/20/2037	6,850	6,487
Washington State Housing Finance Commission Revenue Bonds, Series 2024 4.084% due 03/01/2050	8,828	8,664
Washington State Housing Finance Commission Revenue Bonds, Series 2025 3.947% due 11/20/2041	20,136	19,389
Washington State Housing Finance Commission Revenue Notes, (BAM Insured), Series 2025
5.000% due 07/01/2033	1,000	1,093
5.000% due 07/01/2034	1,000	1,092

		81,266

WEST VIRGINIA 0.4%
West Virginia Economic Development Authority Revenue Bonds, Series 2025 5.450% due 01/01/2055	8,525	9,081
West Virginia Hospital Finance Authority Revenue Bonds, Series 2023 6.000% due 09/01/2048	6,300	6,852
West Virginia Housing Development Fund Revenue Notes, (HUD Insured), Series 2024 5.000% due 08/01/2027	3,000	3,073

		19,006

WISCONSIN 1.9%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2020
4.500% due 01/01/2035	2,195	2,157
5.250% due 03/01/2045	1,825	1,729
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 09/30/2051	1,040	862
4.000% due 03/31/2056	4,690	3,796
4.500% due 06/01/2056	2,500	1,750
Public Finance Authority, Wisconsin Revenue Bonds, Series 2022 5.000% due 10/01/2052	9,000	9,105
Public Finance Authority, Wisconsin Revenue Bonds, Series 2025
5.000% due 11/15/2040	500	529
5.000% due 11/15/2041	715	746
5.000% due 11/15/2045	1,150	1,159
5.250% due 06/15/2045	1,000	1,037
5.250% due 06/15/2050	500	512
5.250% due 11/15/2055	1,700	1,716
5.750% due 12/31/2065	34,600	35,654

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Public Finance Authority, Wisconsin Revenue Bonds,(BAM Insured), Series 2025 5.000% due 07/01/2050	3,000	3,049
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2037 (c)	3,200	2,041
0.000% due 12/15/2039 (c)	3,250	1,859
0.000% due 12/15/2050 (c)	15,000	4,444
Wisconsin Health & Educational Facilities Authority Revenue Bonds, (BAM Insured), Series 2024
4.500% due 02/15/2054	5,000	4,878
5.250% due 02/15/2054	2,500	2,615
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	585	538
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2021
2.600% due 04/01/2048	5,100	5,100
4.000% due 10/15/2036	2,375	2,428

		87,704

Total Municipal Bonds & Notes (Cost $3,856,933)		3,948,306

U.S. GOVERNMENT AGENCIES 2.5%
Federal Home Loan Mortgage Corp.
3.600% due 06/01/2043	5,486	4,959
3.660% due 01/01/2039	3,347	3,126
3.720% due 01/01/2041	8,192	7,600
3.790% due 07/01/2040	3,891	3,642
3.800% due 01/01/2040	9,823	9,231
3.850% due 02/01/2038 - 07/01/2039	5,899	5,597
4.000% due 01/01/2039	2,000	1,945
4.250% due 08/01/2038 - 06/01/2041	15,932	15,556
4.300% due 10/01/2038	10,072	10,030
4.370% due 03/01/2040	3,806	3,789
4.400% due 11/01/2040	4,789	4,758
4.600% due 03/01/2041	4,700	4,747
4.900% due 02/01/2040	4,057	4,236
5.210% due 08/01/2040	11,921	12,797
5.360% due 06/01/2039	7,399	8,062
Federal Home Loan Mortgage Corp. Multifamily ML Certificates 2.990% due 04/25/2043 ~	8,528	7,372
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificate 4.625% due 07/15/2040 •	6,846	7,046

Total U.S. Government Agencies (Cost $110,987)		114,493

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Indiana Housing & Community Development Authority 4.600% due 01/01/2042	4,770	4,876
Multifamily Tax-Exempt Mortgage-backed Securities
4.500% due 08/01/2041	2,478	2,510
4.800% due 07/01/2045	4,200	4,337

Total Non-Agency Mortgage-Backed Securities (Cost $11,448)		11,723

	SHARES
SHORT-TERM INSTRUMENTS 0.0%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.850% (e)	963,731	964

Total Short-Term Instruments (Cost $964)		964

Total Investments in Securities (Cost $4,016,355)		4,110,849

INVESTMENTS IN AFFILIATES 9.6%
SHORT-TERM INSTRUMENTS 9.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.6%
PIMCO Short-Term Floating NAV Portfolio III	45,323,023	441,492

Total Short-Term Instruments (Cost $441,326)		441,492

Total Investments in Affiliates (Cost $441,326)		441,492

Total Investments 98.7% (Cost $4,457,681)		$4,552,341
Financial Derivative Instruments (g) 0.0%(Cost or Premiums, net $6,248)		524
Other Assets and Liabilities, net 1.3%		60,118

Net Assets 100.0%		$4,612,983

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Security becomes interest bearing at a future date.
(e)	Coupon represents a 7-Day Yield.
(f)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Lehigh County, Pennsylvania Revenue Bonds, Series 2019	4.420%	08/15/2038	09/14/2021	$3,082	$3,006	0.07%
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200	11/01/2054	12/12/2023	2,413	2,398	0.05

$5,495	$5,404	0.12%

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(0) at a weighted average interest rate of X.XXX. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note March Futures	03/2026	1,601	$(180,012)	$765	$325	$0

Total Futures Contracts	$765	$325	$0

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.500%	Annual	09/17/2055	$62,400	$6,248	$1,040	$7,288	$199	$0

Total Swap Agreements	$6,248	$1,040	$7,288	$199	$0

Cash of $22,936 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$31,846	$31,846
Corporate Bonds & Notes
Banking & Finance	0	0	3,517	3,517
Municipal Bonds & Notes
Alabama	0	197,130	0	197,130
Alaska	0	7,772	0	7,772
Arizona	0	45,440	0	45,440
Arkansas	0	8,531	0	8,531
California	0	238,125	0	238,125
Colorado	0	113,280	0	113,280
Connecticut	0	9,620	0	9,620
Delaware	0	9,513	0	9,513
District of Columbia	0	80,716	0	80,716
Florida	0	158,153	0	158,153
Georgia	0	93,780	0	93,780
Hawaii	0	1,510	0	1,510
Idaho	0	2,222	0	2,222
Illinois	0	263,649	0	263,649
Indiana	0	71,103	0	71,103
Iowa	0	9,573	0	9,573
Kentucky	0	65,662	0	65,662
Louisiana	0	29,844	0	29,844
Maine	0	9,135	0	9,135
Maryland	0	21,008	0	21,008
Massachusetts	0	87,975	0	87,975
Michigan	0	73,592	0	73,592
Minnesota	0	40,140	0	40,140
Mississippi	0	5,280	0	5,280
Missouri	0	32,155	0	32,155
Multi-State	0	112,632	0	112,632
Nebraska	0	2,311	0	2,311
Nevada	0	5,403	0	5,403
New Hampshire	0	98,887	0	98,887
New Jersey	0	32,757	0	32,757
New Mexico	0	12,009	0	12,009
New York	0	601,599	0	601,599
North Carolina	0	41,216	0	41,216
North Dakota	0	2,292	0	2,292
Ohio	0	165,244	0	165,244
Oklahoma	0	16,114	0	16,114
Oregon	0	7,232	0	7,232
Pennsylvania	0	172,217	0	172,217
Puerto Rico	0	108,833	0	108,833
Rhode Island	0	30,870	0	30,870
South Carolina	0	41,611	0	41,611
South Dakota	0	6,593	0	6,593
Tennessee	0	65,773	0	65,773
Texas	0	458,087	22,500	480,587
Utah	0	45,701	0	45,701
Virginia	0	35,541	0	35,541
Washington	0	81,266	0	81,267
West Virginia	0	19,006	0	19,006
Wisconsin	0	87,704	0	87,704
U.S. Government Agencies	0	114,493	0	114,493
Non-Agency Mortgage-Backed Securities	0	11,723	0	11,723
Short-Term Instruments
Mutual Funds	0	964	0	964

$0	$4,052,986	$57,863	$4,110,849
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$441,492	$0	$0	$441,492

Total Investments	$441,492	$4,052,986	$57,863	$4,552,341

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$524	$0	$524

Total Financial Derivative Instruments	$0	$524	$0	$524

Totals	$441,492	$4,053,510	$57,863	$4,552,865

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2025:
Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2025 (1)

Investments in Securities, at Value

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Loan Participations and Assignments	$0	$31,400	$0	$0	$0	$446	$0	$0	$31,846	$446
Corporate Bonds & Notes
Banking & Finance	3,852	0	(68)	0	2	(270)	0	0	3,517	(281)
Municipal Bonds & Notes
Texas	0	22,500	0	0	0	0	0	0	22,500	0

Totals	$3,852	$53,900	$(68)	$0	$2	$176	$0	$0	$57,863	$165

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 12/31/2025	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$31,846	Discounted Cash Flow			Discount Rate			6.650	—
Corporate Bonds & Notes
Banking & Finance		3,517	Discounted Cash Flow			Discount Rate			23.405	—
Municipal Bonds & Notes
Texas		22,500	Recent Transaction			Purchase Price			100.000	—

Total		$57,863

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 88.5% ¤
MUNICIPAL BONDS & NOTES 83.2%
ALABAMA 4.4%
Alabama Corrections Institution Finance Authority Revenue Notes, Series 2022 5.000% due 07/01/2028	$1,500	$1,585
Baldwin County, Alabama Industrial Development Authority Revenue Bonds, Series 2025 4.625% due 06/01/2055	1,200	1,206
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 4.000% due 06/01/2051	2,000	2,047
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 06/01/2049	1,440	1,520
5.500% due 10/01/2054	3,400	3,738
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2024
5.000% due 03/01/2055	3,500	3,745
5.000% due 10/01/2055	2,300	2,475
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2025 5.000% due 12/01/2055	1,700	1,819
Black Belt Energy Gas District, Alabama Revenue Notes, Series 2025 5.000% due 10/01/2035	13,000	13,776
Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2023 5.750% due 04/01/2054	800	886
Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2024 5.250% due 07/01/2054	2,100	2,286
Marshall County, Alabama Board of Education Special Tax Notes, (BAM Insured), Series 2024 5.000% due 03/01/2034	500	566
Selma Industrial Development Board, Alabama Revenue Bonds, Series 2019 3.450% due 11/01/2033	900	903
Southeast Alabama Gas Supply District Revenue Bonds, Series 2024 5.000% due 06/01/2049	1,900	2,040
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2022 5.500% due 01/01/2053	2,500	2,681
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023 5.000% due 01/01/2054	3,050	3,226
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2024 5.000% due 11/01/2035	4,100	4,357
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2025
5.000% due 05/01/2055	1,200	1,285
5.000% due 01/01/2056	3,200	3,337
5.250% due 11/01/2055	1,000	1,100
Southeast Energy Authority A Cooperative District, Alabama Revenue Notes, Series 2025 5.000% due 11/01/2035	2,100	2,255
West Jefferson Industrial Development Board, Alabama Revenue Bonds, Series 1998 3.650% due 06/01/2028	1,800	1,825

		58,658

ALASKA 0.1%
Alaska Housing Finance Corp. Revenue Notes, Series 2024 5.000% due 12/01/2032	1,500	1,704

ARIZONA 1.8%
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2007 4.100% due 12/01/2037	1,000	1,008
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2019 4.000% due 06/01/2049	5,000	5,071
Coconino County, Arizona Pollution Control Corp. Revenue Bonds, Series 2017 4.125% due 09/01/2032	2,500	2,504
Industrial Development Authority of the City of Phoenix, Arizona Revenue Bonds, Series 2018
5.000% due 07/01/2029	300	310
5.000% due 07/01/2030	350	361
Maricopa County, Arizona & Phoenix Industrial Development Authorities Revenue Bonds, (GNMA Insured), Series 2025 5.750% due 03/01/2056	1,395	1,541
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2023 5.000% due 01/01/2053	4,500	4,701
Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2022 5.000% due 01/01/2031	2,505	2,778
Phoenix Civic Improvement Corp. Arizona Revenue Bonds, Series 2019 4.000% due 07/01/2039	2,500	2,478

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2025 5.000% due 01/01/2041	2,400	2,692

		23,444

ARKANSAS 0.2%
Arkansas Development Finance Authority Revenue Bonds, Series 2025 3.875% due 10/15/2065	2,800	2,805

CALIFORNIA 5.2%
Antelope Valley Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2036 (a)	945	618
Bay Area Toll Authority, California Revenue Bonds, Series 2021 3.770% (MUNIPSA) due 04/01/2056 ~	1,000	999
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, California Revenue Bonds, (AGM Insured), Series 2024 4.000% due 07/01/2039	4,250	4,294
California Community Choice Financing Authority Revenue Bonds, Series 2023 5.000% due 02/01/2054	2,400	2,555
California Community Choice Financing Authority Revenue Bonds, Series 2024
5.000% due 05/01/2054	2,900	3,110
5.000% due 02/01/2055	3,900	4,219
California Community Choice Financing Authority Revenue Bonds, Series 2025 5.000% due 10/01/2055	2,800	2,905
California Health Facilities Financing Authority Revenue Notes, Series 2025 5.000% due 12/01/2035	3,800	4,317
California Housing Finance Revenue Bonds, Series 2024 6.000% due 03/01/2053	5,500	5,591
California Housing Finance Revenue Notes, Series 2024 5.870% due 04/01/2029	3,500	3,503
California Municipal Finance Authority Revenue Bonds, (FNMA Insured),Series 2024 4.450% due 12/01/2042	500	504
California Municipal Finance Authority Revenue Bonds, Series 2023 4.375% due 09/01/2053	1,250	1,301
California Municipal Finance Authority Revenue Bonds, Series 2024
5.000% due 12/01/2035	730	836
5.000% due 12/01/2036	380	432
6.000% due 01/01/2039	4,000	4,174
California Municipal Finance Authority Revenue Bonds, Series 2025 4.217% due 11/20/2040	2,596	2,602
California State University Revenue Bonds, Series 2016 0.550% due 11/01/2049	1,625	1,592
California Statewide Communities Development Authority Revenue Bonds, Series 2006 4.500% due 11/01/2033	1,700	1,786
Fremont Unified School District/Alameda County, California General Obligation Notes, Series 2021 1.313% due 08/01/2028	4,000	3,762
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.850% due 06/01/2050	1,785	1,632
Los Angeles County, California Metropolitan Transportation Authority Sales Tax Revenue Bonds, Series 2020 4.000% due 06/01/2036	1,700	1,776
Los Angeles Department of Airports, California Revenue Bonds, Series 2018 5.000% due 05/15/2037	3,520	3,638
Los Angeles Department of Airports, California Revenue Notes, Series 2025
5.000% due 05/15/2033	3,000	3,390
5.000% due 05/15/2034	1,000	1,139
Los Angeles Unified School District, California General Obligation Bonds, Series 2025 5.000% due 07/01/2042	3,000	3,369
San Diego County, California Regional Airport Authority Revenue Notes, Series 2023 5.000% due 07/01/2033	1,000	1,135
San Joaquin Valley Clean Energy Authority, California Revenue Bonds, Series 2025 5.500% due 01/01/2056	1,600	1,808
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019 5.000% due 06/01/2034	1,250	1,324
Washington Township Health Care District, California General Obligation Bonds, Series 2013 5.500% due 08/01/2038	1,120	1,127

		69,438

COLORADO 2.7%
Board of Governors of Colorado State University System Revenue Bonds, Series 2025 2.420% due 03/01/2055	10,000	10,000
Colorado Health Facilities Authority Revenue Bonds, Series 2018 4.000% due 11/15/2048	2,000	1,803
Colorado Health Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/01/2049	1,385	1,199
Colorado Health Facilities Authority Revenue Bonds, Series 2022
5.250% due 11/01/2034	1,000	1,123
5.250% due 11/01/2036	1,000	1,109
Colorado Health Facilities Authority Revenue Notes, Series 2024 5.000% due 05/15/2033	2,060	2,326
Colorado Health Facilities Authority Revenue Notes, Series 2025 5.000% due 12/01/2034	2,800	3,068
Colorado State Certificates of Participation Bonds, Series 2017 4.000% due 03/15/2042	2,000	1,996
Colorado State Certificates of Participation Bonds, Series 2018 4.000% due 12/15/2036	1,700	1,728

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Denver Convention Center Hotel Authority, Colorado Revenue Bonds, Series 2016 5.000% due 12/01/2027	1,000	1,013
Denver, Colorado Airport System City & County Revenue Bonds, Series 2018 5.000% due 12/01/2032	2,000	2,098
Denver, Colorado Airport System City & County Revenue Notes, Series 2023 5.000% due 11/15/2030	1,500	1,638
Denver, Colorado City & County Revenue Bonds, Series 2017 5.000% due 10/01/2032	1,000	1,001
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2024 3.276% (SOFRRATE) due 09/01/2039 ~	1,600	1,597
Elbert County, Colorado Independence Water & Sanitation District Revenue Notes, Series 2024 5.125% due 12/01/2033	1,495	1,550
Regional Transportation District, Colorado Revenue Notes, Series 2020 5.000% due 01/15/2031	1,140	1,231
University of Colorado Hospital Authority Revenue Notes, Series 2024 5.000% due 11/15/2031	1,600	1,807

		36,287

CONNECTICUT 0.1%
Bridgeport, Connecticut General Obligation Notes, Series 2017 5.000% due 08/15/2027	895	928
Connecticut State General Obligation Bonds, Series 2018 5.000% due 09/15/2030	1,000	1,067

		1,995

DISTRICT OF COLUMBIA 1.7%
District of Columbia General Obligation Bonds, Series 2024 5.000% due 08/01/2040	5,000	5,562
District of Columbia Revenue Bonds, Series 2025 5.000% due 04/01/2060	7,000	7,912
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2018 5.000% due 10/01/2038	2,730	2,815
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2024 5.000% due 10/01/2037	2,500	2,734
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Notes, Series 2021 5.000% due 10/01/2029	3,000	3,223

		22,246

FLORIDA 4.6%
Antillia Community Development District, Florida Special Assessment Notes, Series 2024 5.000% due 05/01/2031	195	199
Babcock Ranch Community Independent Special District, Florida Special Assessment Notes, Series 2021 2.875% due 05/01/2031	1,000	951
Bella Collina Community Development District, Florida Special Assessment Notes, Series 2024 4.250% due 05/01/2031	590	599
Capital Trust Authority, Florida Revenue Bonds, Series 2023 6.000% due 06/15/2043	1,350	1,387
Capital Trust Authority, Florida Revenue Bonds, Series 2025 4.750% due 07/01/2040	1,250	1,250
Florida Development Finance Corp. Revenue Bonds, (AGM Insured), Series 2024
5.000% due 07/01/2044	5,000	4,913
5.250% due 07/01/2047	1,300	1,280
Florida Development Finance Corp. Revenue Bonds, Series 2025 3.400% due 09/01/2050	9,000	9,040
Florida Development Finance Corp. Revenue Notes, Series 2023 5.000% due 09/01/2026	1,450	1,455
Florida Housing Finance Corp. Revenue Bonds, Series 2024 3.500% due 11/01/2042	1,000	1,010
Florida's Turnpike Enterprise Revenue Bonds, Series 2018 4.000% due 07/01/2048	2,500	2,380
Gainesville, Florida Utilities System Revenue Bonds, Series 2012 2.550% due 10/01/2042	7,495	7,495
Golden Gem Community Development District, Florida Special Assessment Notes, Series 2024 5.150% due 05/01/2031	535	550
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2015 5.000% due 10/01/2040	665	665
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2022 5.000% due 10/01/2034	2,400	2,618
Hammock Oaks Community Development District, Florida Special Assessment Notes, Series 2024 5.000% due 05/01/2031	275	280
Hobe-St Lucie Conservancy District, Florida Special Assessment Notes, Series 2024 4.750% due 05/01/2031	885	921
Jacksonville Housing Authority, Florida Revenue Notes, Series 2024 5.000% due 02/01/2034	2,500	2,676
JEA Electric System, Florida Revenue Bonds, Series 2024 5.000% due 10/01/2035	2,000	2,331
Miami World Center Community Development District, Florida Special Assessment Bonds, Series 2017 4.750% due 11/01/2027	785	799
Miami-Dade County, Florida Aviation Revenue Notes, Series 2024 5.000% due 10/01/2034	2,400	2,693
Miami-Dade County, Florida Educational Facilities Authority Revenue Bonds, Series 2025 5.250% due 04/01/2038	3,000	3,452

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Miami-Dade Seaport Department, Florida Revenue Bonds, Series 2023
5.000% due 10/01/2034	3,400	3,707
5.000% due 10/01/2036	1,300	1,402
Midtown Miami Community Development District, Florida Special Assessment Bonds, Series 2014 5.000% due 05/01/2029	610	610
North AR-1 Pasco Community Development District, Florida Special Assessment Notes, Series 2024 4.875% due 05/01/2031	270	276
Orlando Utilities Commission, Florida Revenue Bonds, Series 2021 1.250% due 10/01/2046	1,000	919
Osceola County, Florida Transportation Revenue Bonds, Series 2020 0.000% due 10/01/2032 (a)	1,000	767
Osceola County, Florida Transportation Revenue Notes, Series 2020 0.000% due 10/01/2026 (a)	275	267
Pioneer Ranch Community Development District, Florida Special Assessment Notes, Series 2024 4.200% due 05/01/2031	355	358
Rookery Community Development District, Florida Special Assessment Notes, Series 2024 4.250% due 05/01/2031	300	303
Two Rivers West Community Development District, Florida Special Assessment Notes, Series 2024 4.800% due 05/01/2031	220	224
University of Florida Department of Housing & Residence Education Hsg Sys Rev, Florida Revenue Bonds, Series 2021 4.000% due 07/01/2035	2,000	2,072
Village Community Development District No. 15, Florida Special Assessment Bonds, Series 2023 4.850% due 05/01/2038	980	1,017
Village Community Development District No. 15, Florida Special Assessment Notes, Series 2024 4.000% due 05/01/2034	700	711
Westside Haines City Community Development District, Florida Special Assessment Notes, Series 2024 4.875% due 05/01/2031	440	451

		62,028

GEORGIA 2.0%
Atlanta, Georgia Airport Passenger Facility Charge Revenue Bonds, Series 2019 4.000% due 07/01/2035	4,000	4,050
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 4.125% due 11/01/2045	1,000	941
Cobb County, Georgia Kennestone Hospital Authority Revenue Bonds, Series 2023 5.000% due 04/01/2041	3,125	3,355
Griffin-Spalding County Hospital Authority, Georgia Revenue Bonds, Series 2017 5.000% due 04/01/2033	1,500	1,538
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2021 4.000% due 07/01/2052	250	252
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023 5.000% due 12/01/2053	2,400	2,570
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2024
5.000% due 12/01/2054	900	964
5.000% due 05/01/2055	1,600	1,708
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2025 5.000% due 12/01/2055	8,200	8,738
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019 5.000% due 01/01/2034	500	523
Municipal Electric Authority of Georgia Revenue Bonds, Series 2022 4.500% due 07/01/2063	1,000	965
Municipal Electric Authority of Georgia Revenue Bonds, Series 2024 5.000% due 01/01/2037	1,340	1,492
Municipal Electric Authority of Georgia Revenue Notes, Series 2021 5.000% due 01/01/2028	175	181

		27,277

IDAHO 0.5%
Idaho Health Facilities Authority Revenue Bonds, Series 2013 2.950% due 12/01/2048	4,400	4,400
Idaho Health Facilities Authority Revenue Bonds, Series 2025 5.000% due 03/01/2060	1,800	1,989
Spring Valley Community Infrastructure District No 1, Idaho Special Assessment Bonds, Series 2021 3.750% due 09/01/2051	860	820

		7,209

ILLINOIS 4.2%
Chicago Board of Education, Illinois General Obligation Bonds, Series 2017 5.000% due 12/01/2036	4,100	4,060
Chicago Board of Education, Illinois General Obligation Notes, Series 2025
5.250% due 12/01/2027	325	332
5.250% due 12/01/2028	425	438
5.250% due 12/01/2029	525	544
5.250% due 12/01/2030	350	364
Chicago O'Hare International Airport, Illinois Revenue Bonds, (BAM Insured), Series 2023 5.250% due 01/01/2041	1,945	2,103
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2018 5.000% due 07/01/2038	1,900	1,933
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2022 5.000% due 01/01/2035	715	774
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2024 5.000% due 01/01/2036	1,800	1,997

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Chicago Park District, Illinois General Obligation Bonds, Series 2024 5.000% due 11/15/2035	2,005	2,246
Chicago Transit Authority Capital Grant Receipts, Illinois Revenue Notes, Series 2021
5.000% due 06/01/2027	2,640	2,704
5.000% due 06/01/2028	1,875	1,962
Cook County, Illinois School District No 111, Burbank General Obligation Bonds, (AGM Insured), Series 2016
4.000% due 12/01/2029	725	734
4.000% due 12/01/2030	1,020	1,032
Cook County, Illinois School District No 26, River Trails General Obligation Notes, Series 2024 5.000% due 12/15/2032	430	480
Illinois Finance Authority Revenue Bonds, Series 2010 4.800% due 12/01/2043	1,200	1,240
Illinois Finance Authority Revenue Bonds, Series 2016 5.000% due 02/15/2041	1,250	1,274
Illinois Finance Authority Revenue Bonds, Series 2020 5.000% due 08/15/2033	1,750	1,908
Illinois Finance Authority Revenue Bonds, Series 2022 2.450% due 08/15/2057	1,000	1,000
Illinois Finance Authority Revenue Bonds, Series 2025 5.000% due 08/15/2038	1,000	1,114
Illinois Finance Authority Revenue Notes, Series 2025 5.000% due 08/15/2032	5,000	5,578
Illinois State General Obligation Bonds, Series 2016 4.000% due 06/01/2033	750	751
Illinois State General Obligation Bonds, Series 2021 5.000% due 03/01/2035	2,470	2,667
Illinois State General Obligation Bonds, Series 2023 5.000% due 12/01/2043	3,055	3,174
Illinois State General Obligation Bonds, Series 2025 5.000% due 09/01/2042	3,900	4,114
Illinois State General Obligation Notes, Series 2022 5.000% due 03/01/2026	1,000	1,004
Illinois State General Obligation Notes, Series 2024 5.000% due 02/01/2033	1,100	1,232
Illinois State Toll Highway Authority Revenue Bonds, Series 2019 5.000% due 01/01/2030	1,000	1,069
Jefferson & Franklin Etc Counties Community College District, Illinois General Obligation Notes, (AGM Insured), Series 2023 5.000% due 12/01/2031	1,275	1,405
Kendall Kane & Will Counties Community Unit School District, Illinois General Obligation Notes, (BAM Insured), Series 2023 4.000% due 10/01/2030	1,000	1,052
Sales Tax Securitization Corp. Illinois Revenue Bonds, (BAM Insured), Series 2020 5.000% due 01/01/2037	3,350	3,527
Village of Arlington Heights, Illinois General Obligation Bonds, Series 2016 4.000% due 12/01/2036	1,000	1,000
Village of Bolingbrook, Illinois General Obligation Bonds, Series 2019 4.000% due 01/01/2033	1,445	1,439

		56,251

INDIANA 1.5%
Fort Wayne Redevelopment Authority, Indiana Revenue Notes, Series 2022 5.000% due 12/15/2029	360	389
Indiana Finance Authority Revenue Bonds, Series 2010 3.000% due 11/01/2030	3,000	2,943
Indiana Finance Authority Revenue Bonds, Series 2012
3.000% due 11/01/2030	1,900	1,859
4.250% due 11/01/2030	1,000	1,028
Indiana Finance Authority Revenue Bonds, Series 2023 5.000% due 02/01/2037	1,225	1,384
Indiana Finance Authority Revenue Bonds, Series 2025 5.000% due 10/01/2057	1,500	1,700
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Notes, Series 2023 5.000% due 03/01/2033	1,100	1,179
Mount Vernon, Indiana Revenue Bonds, Series 2015 4.250% due 09/01/2055	2,500	2,534
Warrick County, Indiana Revenue Bonds, Series 2015 4.250% due 09/01/2055	2,500	2,534
Whiting, Indiana Revenue Bonds, Series 2008 4.200% due 06/01/2044	1,900	1,999
Whiting, Indiana Revenue Bonds, Series 2016 4.400% due 03/01/2046	2,000	2,100

		19,649

IOWA 0.2%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
4.000% due 12/01/2050	900	979
5.000% due 12/01/2050	400	461

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Iowa Tobacco Settlement Authority Revenue Bonds, Series 2021 4.000% due 06/01/2038	1,000	984

		2,424

KENTUCKY 1.9%
Kentucky Bond Development Corp. Revenue Bonds, Series 2025 5.000% due 08/15/2055	2,300	2,560
Kentucky Public Energy Authority Revenue Bonds, Series 2024 5.000% due 01/01/2055	900	969
Kentucky Public Energy Authority Revenue Bonds, Series 2025
5.000% due 05/01/2036	12,250	13,021
5.250% due 06/01/2055	800	847
Kentucky State Property & Building Commission Revenue Bonds, Series 2022
5.000% due 06/01/2035	3,000	3,373
5.250% due 06/01/2039	1,250	1,383
Louisville/Jefferson County Metropolitan Government, Kentucky Revenue Bonds, Series 2023 5.000% due 10/01/2039	1,000	1,092
Trimble County, Kentucky Revenue Bonds, Series 2023 4.700% due 06/01/2054	1,600	1,612

		24,857

LOUISIANA 0.7%
Louisiana Public Facilities Authority Revenue Bonds, (AGM Insured), Series 2025 5.000% due 01/01/2038	1,000	1,130
Louisiana Public Facilities Authority Revenue Notes, Series 2025 5.000% due 05/15/2030	2,200	2,381
New Orleans Aviation Board, Louisiana Revenue Bonds, Series 2024 5.000% due 01/01/2036	2,000	2,193
New Orleans Aviation Board, Louisiana Revenue Notes, Series 2024 5.000% due 01/01/2035	3,200	3,534

		9,238

MAINE 0.3%
Finance Authority of Maine Revenue Bonds, Series 2015 5.000% due 08/01/2035	2,000	2,066
Maine Finance Authority Revenue Notes, (AGM Insured), Series 2023 5.000% due 12/01/2030	1,065	1,133
Maine Municipal Bond Bank, Revenue Bonds, Series 2023 5.000% due 11/01/2037	310	351

		3,550

MARYLAND 0.3%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2021 5.000% due 06/01/2033	445	472
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2025 5.000% due 07/01/2045	1,100	1,198
Maryland State General Obligation Bonds, Series 2022 5.000% due 06/01/2037	1,510	1,683

		3,353

MASSACHUSETTS 0.8%
Commonwealth of Massachusetts General Obligation Bonds, Series 2025
5.000% due 07/01/2037	1,500	1,740
5.000% due 04/01/2041	5,000	5,566
Massachusetts Development Finance Agency Revenue Bonds, (AGM Insured), Series 2025 5.000% due 07/01/2050	3,000	3,095
Massachusetts Development Finance Agency Revenue Bonds, Series 2018 5.000% due 07/01/2030	500	528

		10,929

MICHIGAN 3.6%
Detroit, Michigan General Obligation Notes, Series 2023
5.250% due 05/01/2028	300	314
5.250% due 05/01/2029	500	534
5.250% due 05/01/2030	700	760
5.250% due 05/01/2031	600	661
5.250% due 05/01/2032	600	669
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 3.445% (TSFR3M) due 07/01/2032 ~	1,000	997
Detroit, Michigan Sewage Disposal System Revenue Bonds, (NPFGC Insured), Series 2001 5.500% due 07/01/2029	1,360	1,417
Michigan Finance Authority Revenue Bonds, Series 2017 5.000% due 12/01/2035	720	747
Michigan Finance Authority Revenue Bonds, Series 2024
5.000% due 08/31/2035	1,190	1,337
5.000% due 02/28/2037	1,935	2,141
Michigan Finance Authority Revenue Notes, Series 2024
5.000% due 02/29/2032	1,205	1,338
5.000% due 08/31/2033	1,950	2,195

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Michigan State Hospital Finance Authority Revenue Notes, Series 2025 5.000% due 08/15/2035	2,400	2,772
Michigan State Housing Development Authority Revenue Bonds, Series 2024 6.250% due 06/01/2055	885	973
Michigan State Housing Development Authority Revenue Bonds, Series 2025 6.000% due 06/01/2056	10,100	11,195
Michigan Strategic Fund Revenue Bonds, Series 2001 4.125% due 08/01/2027	3,500	3,509
Michigan Trunk Line State Revenue Bonds, Series 2023 5.000% due 11/15/2038	1,000	1,129
Northern Michigan University Revenue Bonds, Series 2025 5.250% due 06/01/2045	850	919
Wayne County, Michigan Airport Authority Revenue Bonds, (AGM Insured), Series 2023 5.000% due 12/01/2034	1,640	1,839
Wayne County, Michigan Airport Authority Revenue Notes, (AGM Insured), Series 2023
5.000% due 12/01/2028	7,210	7,605
5.000% due 12/01/2032	1,470	1,640
Western Michigan University Revenue Bonds, (AGC Insured), Series 2025 5.000% due 11/15/2035	800	925
Western Michigan University Revenue Notes, (AGC Insured), Series 2025 5.000% due 11/15/2032	1,600	1,818
Zeeland Public School, Michigan General Obligation Bonds, (BAM Insured), Series 2023 5.000% due 05/01/2037	500	554

		47,988

MINNESOTA 0.8%
Housing & Redevelopment Authority of The City of St Paul Minnesota Revenue Notes, Series 2025
5.000% due 07/01/2029	3,300	3,530
5.000% due 07/01/2031	2,000	2,204
Minneapolis, Minnesota Revenue Bonds, Series 2018 5.000% due 11/15/2036	2,000	2,062
Minneapolis, Minnesota Revenue Bonds, Series 2023 5.000% due 11/15/2052	1,000	1,054
Minnesota Housing Finance Agency Revenue Bonds, Series 2015 5.000% due 08/01/2036	1,000	1,001
St Cloud, Minnesota Revenue Bonds, Series 2019 5.000% due 05/01/2048	1,000	1,013

		10,864

MISSISSIPPI 0.3%
Mississippi Business Finance Corp. Revenue Bonds, Series 2002 3.200% due 09/01/2028	750	750
Mississippi Development Bank Revenue Bonds, Series 2025 5.000% due 03/01/2038	1,000	1,098
Mississippi Development Bank Revenue Notes, (BAM Insured), Series 2023 5.000% due 04/01/2031	1,485	1,643

		3,491

MISSOURI 0.5%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2012 4.000% due 11/15/2042	1,300	1,245
Marshall School District, Missouri Certificates of Participation Bonds, (BAM Insured), Series 2023 5.000% due 03/01/2037	560	617
Missouri Development Finance Board Revenue Bonds, Series 2022
5.250% due 05/01/2035	485	542
5.250% due 05/01/2037	300	330
Missouri Development Finance Board Revenue Notes, Series 2022 5.000% due 05/01/2031	1,190	1,316
Missouri Housing Development Commission Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 6.250% due 05/01/2056	900	1,008
St Louis County, Missouri Industrial Development Authority Revenue Bonds, (FNMA Insured), Series 2023 4.910% due 01/01/2042	1,935	2,066

		7,124

MULTI-STATE 2.8%
FHLMC Multifamily VRD Certificates, New York Revenue Bonds, Series 2025 4.604% due 06/25/2042	1,398	1,420
FHLMC Multifamily VRD Certificates, Revenue Bonds, Series 2025 0.000% due 01/25/2043	10,359	10,554
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2019 3.400% due 01/25/2036	2,678	2,549
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
3.996% due 12/25/2036	5,040	5,057
4.415% due 08/25/2040	4,435	4,489
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
4.519% due 08/25/2041 ~	9,931	10,062

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

4.547% due 10/25/2040	2,963	3,030

		37,161

NEVADA 0.3%
Las Vegas, Nevada Revenue Bonds, Series 2016 4.375% due 06/15/2035	965	960
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (a)	1,500	237
Washoe County, Nevada Revenue Bonds, Series 2016 4.125% due 03/01/2036	2,500	2,556

		3,753

NEW HAMPSHIRE 1.5%
New Hampshire Business Finance Authority Affordable Housing Bonds, (HUD Insured), Series 2024 4.150% due 10/20/2040	2,390	2,392
New Hampshire Business Finance Authority Revenue Bonds, Series 2023 3.875% due 01/20/2038	2,427	2,347
New Hampshire Business Finance Authority Revenue Bonds, Series 2025
4.086% due 01/20/2041 ~	3,179	3,153
4.086% due 11/20/2042	4,784	4,672
4.794% due 02/20/2041	4,297	4,507
New Hampshire Housing Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.500% due 07/01/2055	2,475	2,787

		19,858

NEW JERSEY 1.6%
New Jersey Economic Development Authority Revenue Notes, Series 2023 5.185% due 03/01/2030	1,000	1,035
New Jersey Housing & Mortgage Finance Agency Revenue Bonds, Series 2025 6.500% due 04/01/2056	1,200	1,348
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2008 0.000% due 12/15/2037 (a)	2,250	1,445
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2009 0.000% due 12/15/2034 (a)	1,500	1,114
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010 0.000% due 12/15/2037 (a)	1,560	1,002
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2023
5.000% due 06/15/2036	3,500	3,937
5.000% due 06/15/2037	4,000	4,467
South Jersey Port Corp. New Jersey Revenue Bonds, Series 2016 5.000% due 01/01/2035	290	290
Tobacco Settlement Financing Corp. New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2031	4,500	4,703
5.000% due 06/01/2046	1,760	1,711

		21,052

NEW MEXICO 0.6%
Farmington, New Mexico Revenue Bonds, Series 2005 1.800% due 04/01/2029	3,000	2,845
Farmington, New Mexico Revenue Bonds, Series 2010 3.875% due 06/01/2040	3,000	3,050
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017 4.000% due 08/01/2039	1,700	1,680

		7,575

NEW YORK 6.6%
Long Island Power Authority, New York Revenue Bonds, Series 2023 5.000% due 09/01/2042	2,375	2,571
Long Island Power Authority, New York Revenue Notes, Series 2025 5.000% due 09/01/2035	1,460	1,739
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2015 2.500% due 11/15/2050	1,000	1,000
Monroe County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured),Series 2023 4.720% due 01/01/2044	700	706
New York City, New York General Obligation Bonds, Series 2019 2.500% due 10/01/2046	3,500	3,500
New York City, New York General Obligation Bonds, Series 2023 5.000% due 08/01/2037	1,750	1,941
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2013 2.350% due 06/15/2048	8,000	8,000
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022 2.500% due 06/15/2033	6,440	6,440
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2018 5.000% due 07/15/2031	1,000	1,058
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022 5.000% due 02/01/2040	1,000	1,071
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2023 5.000% due 05/01/2036	1,750	1,991
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024 5.000% due 05/01/2046	1,000	1,048

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2025 5.000% due 11/01/2037	2,250	2,574
New York Energy Finance Development Corp. Revenue Bonds, Series 2025 5.000% due 07/01/2056	3,000	3,181
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	2,000	2,000
5.150% due 11/15/2034	2,500	2,502
5.375% due 11/15/2040	2,400	2,400
New York State Dormitory Authority Revenue Bonds, Series 2016 5.000% due 03/15/2036	6,000	6,081
New York State Dormitory Authority Revenue Bonds, Series 2020 4.000% due 03/15/2034	1,500	1,560
New York State Dormitory Authority Revenue Notes, Series 2024 5.000% due 05/01/2034	2,900	3,314
New York State Energy Research & Development Authority Revenue Bonds, Series 1994 3.500% due 10/01/2029	1,000	1,010
New York State Environmental Facilities Corp. Revenue Bonds, Series 2020 5.125% due 09/01/2050	1,150	1,196
New York State Thruway Authority Revenue Bonds, Series 2025 5.000% due 03/15/2042	2,200	2,405
New York State Urban Development Corp. Revenue Bonds, Series 2023 5.000% due 03/15/2037	2,200	2,494
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2016 4.000% due 07/01/2035	3,255	3,251
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023 5.500% due 06/30/2042	2,000	2,116
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2024 5.250% due 06/30/2039	1,400	1,523
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2025 6.000% due 06/30/2043	3,075	3,431
New York Transportation Development Corp. Revenue Bonds, Series 2023 6.000% due 04/01/2035	2,500	2,756
New York Transportation Development Corp. Revenue Notes, Series 2018 5.000% due 01/01/2027	2,000	2,033
New York Transportation Development Corp. Revenue Notes, Series 2020 4.000% due 10/01/2030	5,000	5,100
Port Authority of New York & New Jersey Revenue Bonds, Series 2022 5.000% due 08/01/2039	1,500	1,596
Port Authority of New York & New Jersey Revenue Bonds, Series 2023 5.000% due 12/01/2036	1,500	1,651
Triborough Bridge & Tunnel Authority, New York Revenue Notes, Series 2025 5.000% due 12/01/2034	835	988
TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2026	750	756
5.000% due 06/01/2027	750	770

		87,753

NORTH CAROLINA 0.3%
North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.250% due 07/01/2055	1,595	1,751
North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 6.500% due 01/01/2056	2,000	2,288

		4,039

NORTH DAKOTA 0.2%
Grand Forks, North Dakota Revenue Bonds, (AGM Insured), Series 2023
5.000% due 12/01/2035	300	333
5.000% due 12/01/2039	225	243
North Dakota Housing Finance Agency Revenue Bonds, Series 2025 6.000% due 01/01/2056	1,300	1,433

		2,009

OHIO 2.4%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2019 5.000% due 02/15/2031	320	342
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
4.000% due 06/01/2038	1,000	980
5.000% due 06/01/2034	1,000	1,058
Columbus Regional Airport Authority, Ohio Revenue Notes, Series 2025 5.000% due 01/01/2035	2,500	2,815
Ohio Air Quality Development Authority Revenue Bonds, Series 2009
3.375% due 08/01/2029	1,200	1,184
4.750% due 06/01/2033	4,400	4,622
Ohio Air Quality Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	2,500	2,254
Ohio Air Quality Development Authority Revenue Bonds, Series 2022 4.250% due 11/01/2039	5,285	5,368
Ohio Higher Educational Facility Commission Revenue Bonds, Series 2025
5.000% due 02/01/2040	1,250	1,372
5.000% due 02/01/2041	1,400	1,519
Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.250% due 03/01/2055	3,965	4,356

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2009 4.750% due 06/01/2033	2,500	2,626
Piqua City School District, Ohio Certificates of Participation Bonds, (BAM insured), Series 2019 4.000% due 03/01/2035	1,225	1,250
Port of Greater Cincinnati Development Authority, Ohio Revenue Bonds, (AGM Insured), Series 2024
5.000% due 12/01/2037	375	419
5.000% due 12/01/2043	435	460
University of Cincinnati, Ohio Revenue Bonds, Series 2025 5.000% due 06/01/2040	1,150	1,262
Worthington City School District, Ohio General Obligation Notes, Series 2023 0.000% due 12/01/2030 (a)	700	598

		32,485

OKLAHOMA 0.5%
Grand River Dam Authority, Oklahoma Revenue Bonds, Series 2024 5.000% due 06/01/2037	2,090	2,361
Oklahoma Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 6.500% due 09/01/2056	3,495	3,990
Tulsa County, Oklahoma Industrial Authority Revenue Notes, Series 2025 5.000% due 09/01/2033	500	563

		6,914

OREGON 1.4%
Clackamas & Washington Counties School District No 3, Oregon General Obligation Bonds, Series 2022 0.000% due 06/15/2036 (a)	1,605	1,050
Crook County, Oregon General Obligation Bonds, Series 2022 0.000% due 06/01/2036 (b)	1,685	1,721
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020 5.000% due 08/15/2038	5,195	5,505
Oregon Coast Community College District, Oregon General Obligation Bonds, Series 2024 5.000% due 06/15/2037	300	344
Oregon State Facilities Authority Revenue Notes, Series 2020 5.000% due 10/01/2030	600	640
Oregon State Lottery Revenue Bonds, Series 2025 5.000% due 04/01/2037	1,950	2,267
Oregon State Lottery Revenue Notes, Series 2025 5.000% due 04/01/2034	500	587
Port of Portland, Oregon Airport Revenue Bonds, Series 2023 5.000% due 07/01/2036	4,400	4,860
Port of Portland, Oregon Airport Revenue Notes, Series 2024 5.000% due 07/01/2033	1,000	1,124

		18,098

PENNSYLVANIA 3.0%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2017 4.020% (MUNIPSA) due 11/15/2047 ~	4,350	4,312
Avon Grove School District Chester County, Pennsylvania General Obligation Bonds, Series 2022 4.000% due 11/15/2036	1,000	1,023
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2018 4.000% due 06/01/2039	3,850	3,796
Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2018 5.000% due 06/01/2028	1,095	1,155
Delaware Valley Regional Finance Authority, Pennsylvania Revenue Bonds, Series 2007 3.466% (TSFR3M) due 06/01/2037 ~	2,000	1,891
Doylestown Hospital Authority, Pennsylvania Revenue Notes, Series 2024 5.000% due 07/01/2031	1,475	1,567
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020 4.000% due 04/01/2050	2,250	1,962
Neshannock Township School District, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2023
5.000% due 09/01/2038	465	482
5.000% due 09/01/2039	595	614
Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2024 2.450% due 08/15/2054	8,350	8,350
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009 5.250% due 12/01/2037	1,000	1,007
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2015 5.000% due 06/30/2028	850	855
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2019 3.450% due 04/01/2049	1,250	1,250
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022 5.500% due 06/30/2038	1,350	1,470
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2025 5.000% due 03/15/2060	3,600	3,974
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2022 5.000% due 06/30/2032	2,770	3,035
Pennsylvania Housing Finance Agency Revenue Bonds, Series 2024 6.250% due 10/01/2054	490	537
Philadelphia Gas Works, Co., Pennsylvania Revenue Notes, Series 2016 5.000% due 10/01/2026	660	671
Philadelphia, Pennsylvania General Obligation Bonds, Series 2021 4.000% due 05/01/2037	1,415	1,455

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Westmoreland County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2020 4.000% due 07/01/2037	700	680

		40,086

PUERTO RICO 1.8%
Commonwealth of Puerto Rico General Obligation Notes, Series 2021 5.625% due 07/01/2027	2,928	2,991
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018 7.500% due 08/20/2040	1,954	1,902
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 3.359% (US0003M + 0.520%) due 07/01/2029 ~	250	242
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2031 (a)	1,682	1,384
0.000% due 07/01/2046 (a)	12,700	4,268
4.500% due 07/01/2034	1,500	1,500
5.000% due 07/01/2058	9,327	8,995
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.550% due 07/01/2040	3,200	3,202

		24,484

RHODE ISLAND 0.6%
Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 2024 5.000% due 05/15/2036	1,000	1,102
Rhode Island Health & Educational Building Corp. Revenue Notes, Series 2024 5.000% due 05/15/2034	3,000	3,341
Tobacco Settlement Financing Corp. Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2035	2,950	2,952
5.000% due 06/01/2040	1,205	1,205

		8,600

SOUTH CAROLINA 0.9%
Charleston County, South Carolina Airport District Revenue Notes, Series 2024 5.000% due 07/01/2034	810	944
Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023 5.250% due 02/01/2054	1,400	1,514
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2025 5.000% due 11/01/2049	4,000	4,449
South Carolina Jobs-Economic Development Authority Revenue Notes, Series 2023 4.000% due 04/01/2033	1,000	1,001
South Carolina Ports Authority Revenue Bonds, Series 2018 5.000% due 07/01/2034	1,025	1,065
South Carolina Public Service Authority Revenue Bonds, Series 2025
5.000% due 12/01/2041	1,500	1,635
5.000% due 12/01/2043	1,500	1,600

		12,208

SOUTH DAKOTA 0.3%
South Dakota Board of Regents Revenue Bonds, Series 2017 5.000% due 04/01/2032	1,010	1,043
South Dakota Housing Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 4.500% due 11/01/2045	1,700	1,698
South Dakota Housing Development Authority Revenue Notes, Series 2022 5.000% due 05/01/2029	1,005	1,076

		3,817

TENNESSEE 1.2%
Metropolitan Government of Nashville & Davidson County Sports Auth, Tennessee Revenue Bonds, Series 2023 5.000% due 07/01/2037	715	807
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, (HUD Insured), Series 2023 4.875% due 10/01/2038	1,780	1,854
Rutherford County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2025 5.000% due 11/15/2048	2,900	3,172
Tennergy Corp. Tennessee Revenue Bonds, Series 2021 4.000% due 12/01/2051	2,000	2,035
Tennergy Corp. Tennessee Revenue Bonds, Series 2022 5.500% due 10/01/2053	2,000	2,146
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021 5.000% due 05/01/2052	5,000	5,344

		15,358

TEXAS 13.9%
Aldine Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 5.000% due 02/15/2041	1,200	1,314
Austin Housing Finance Corp. Texas Revenue Bonds, Series 2024 3.400% due 11/01/2042	800	808
Austin, Texas Airport System Revenue Bonds, Series 2022 5.000% due 11/15/2037	2,000	2,153

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Board of Regents of the University of Texas System Revenue Bonds, Series 2025 5.000% due 08/15/2036	2,500	2,923
Brownsville, Texas General Obligation Bonds, Series 2017 5.000% due 02/15/2036	1,225	1,252
Central Texas Regional Mobility Authority Revenue Bonds, Series 2021 4.000% due 01/01/2040	800	804
Central Texas Turnpike System Revenue Bonds, Series 2024 5.000% due 08/15/2042	1,750	1,890
City of Odessa, Texas General Obligation Notes, Series 2019
5.000% due 03/01/2026	545	547
5.000% due 03/01/2027	515	526
Clifton Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2025 5.250% due 02/15/2045	2,300	2,439
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/15/2038	3,000	3,345
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2025 5.000% due 11/01/2050	3,000	3,285
Dallas Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025 5.000% due 02/15/2055	8,000	8,830
Ector County, Texas General Obligation Bonds, Series 2024 5.000% due 02/15/2036	3,000	3,408
EP Cimarron Ventanas PFC, Texas Revenue Bonds, Series 2024 4.125% due 12/01/2039	2,000	2,017
EP Essential Housing WF PFC, Texas Revenue Notes, Series 2024 4.250% due 12/01/2034	7,400	7,503
Fort Bend Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025 3.800% due 08/01/2055	12,250	12,530
Fort Worth, Texas Water & Sewer System Revenue Bonds, Series 2025 5.000% due 02/15/2047	3,095	3,244
Garland Housing Finance Corp. Texas Revenue Bonds, (FNMA Insured), Series 2024 4.610% due 01/01/2043	498	505
Grand Parkway Transportation Corp. Texas Revenue Bonds, Series 2018 5.000% due 10/01/2043	5,500	5,634
Gulf Coast Industrial Development Authority, Texas Revenue Bonds, Series 2012 2.550% due 11/01/2041	8,000	8,000
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2024 5.000% due 07/01/2034	2,200	2,541
Harris County, Texas General Obligation Bonds, Series 2024
5.000% due 09/15/2040	3,500	3,874
5.000% due 09/15/2041	3,000	3,285
Harris Montgomery Counties Municipal Utility District No 386, Texas General Obligation Notes, (BAM Insured), Series 2017 3.000% due 09/01/2027	860	860
Hays Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2037	1,100	1,210
5.000% due 02/15/2038	1,265	1,384
5.000% due 02/15/2039	3,000	3,267
Houston, Texas Airport System Revenue Bonds, Series 2018 5.000% due 07/01/2030	1,000	1,056
Houston, Texas Airport System Revenue Notes, Series 2024 5.250% due 07/15/2034	6,000	6,457
Katy Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2020 4.000% due 02/15/2039	1,750	1,782
Lamar Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/15/2036	2,545	2,877
Las Varas Public Facility Corp. Texas Revenue Bonds, Series 2025 4.000% due 05/01/2043	8,500	8,650
Love Field Airport Modernization Corp. Texas Revenue Bonds, (AGM Insured), Series 2021 5.000% due 11/01/2032	2,000	2,187
Lower Colorado River Authority, Texas Revenue Bonds, (AGM Insured), Series 2024 5.000% due 05/15/2040	1,250	1,354
Lower Colorado River Authority, Texas Revenue Bonds, Series 2025 5.000% due 05/15/2045	2,100	2,325
Manor Housing Public Facility Corp. Texas Revenue Bonds, Series 2024 3.400% due 11/01/2042	1,300	1,309
Midland County, Texas Hospital District Revenue Bonds, (BAM Insured), Series 2024
4.000% due 05/15/2043	825	798
5.000% due 05/15/2037	950	1,066
Midland Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 5.000% due 02/15/2050	145	152
Mission Economic Development Corp. Texas Revenue Bonds, Series 2024 4.000% due 06/01/2054	3,000	3,021
Mission Economic Development Corp., Texas Revenue Bonds, Series 2020 3.450% due 05/01/2046	4,000	4,000
Newark Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2025 5.000% due 08/15/2036	600	683
North Texas Tollway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2028	515	515
North Texas Tollway Authority Revenue Bonds, Series 2019 4.000% due 01/01/2044	5,000	4,744
North Texas Tollway Authority Revenue Bonds, Series 2022 5.000% due 01/01/2036	1,250	1,383
North Texas Tollway Authority Revenue Bonds, Series 2025 5.000% due 01/01/2039	3,100	3,493
North Texas Tollway Authority Revenue Notes, Series 2023 5.000% due 01/01/2031	2,500	2,775

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

San Antonio Water System, Texas Revenue Bonds, Series 2025 5.000% due 05/15/2039	2,050	2,304
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2024
5.000% due 02/01/2035	2,250	2,604
5.000% due 02/01/2040	3,500	3,871
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2025 3.080% due 02/01/2055	6,000	6,023
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2018 5.000% due 07/01/2048	4,965	5,014
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2025 5.000% due 11/15/2064	3,300	3,687
Texas Department of Housing & Community Affairs Revenue Bonds, (GNMA Insured), Series 2025 6.000% due 01/01/2056	3,000	3,355
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 4.120% (TSFR3M) due 12/15/2026 ~	750	750
Texas State General Obligation Bonds, Series 2024 5.000% due 10/01/2044	3,500	3,776
Texas Water Development Board Revenue Bonds, Series 2022
4.800% due 10/15/2052	1,800	1,819
5.000% due 10/15/2047	5,860	6,115
Town of Trophy Club, Texas Public Improvement District No 1 Special Assessment Notes, Series 2025 5.000% due 09/01/2030	500	529
Waller Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025 5.000% due 02/15/2042	3,000	3,270
Waller County, Texas General Obligation Bonds, Series 2023 4.000% due 02/15/2037	1,615	1,657

		184,779

UTAH 0.4%
Mida Mountain Village Public Infrastructure District, Utah Special Assessment Notes, Series 2021 4.000% due 08/01/2028	1,120	1,126
Utah Housing Corp. Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.250% due 07/01/2055	1,450	1,627
Utah Housing Corp. Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 6.500% due 07/01/2055	1,895	2,163

		4,916

VIRGINIA 0.7%
Arlington County, Virginia Industrial Development Authority Revenue Bonds, Series 2023 5.000% due 07/01/2053	1,600	1,731
Henrico County, Virginia Economic Development Authority Revenue Notes, Series 2025 5.000% due 11/01/2035	2,000	2,310
Isle of Wight County Economic Development Authority, Virginia Revenue Bonds, (AGM Insured), Series 2023 5.000% due 07/01/2037	500	559
Virginia Public Building Authority Revenue Bonds, Series 2015 4.000% due 08/01/2030	1,420	1,421
Virginia Small Business Financing Authority Revenue Bonds, Series 2025 5.000% due 06/15/2060	3,500	3,937

		9,958

WASHINGTON 2.4%
King County, Washington General Obligation Bonds, Series 2024 5.000% due 12/01/2044	3,190	3,438
Pierce County, Washington School District No 403, Peninsula General Obligation Bonds, Series 2021 4.000% due 12/01/2040	4,000	4,049
Port of Seattle, Washington Revenue Bonds, Series 2019 4.000% due 04/01/2044	5,000	4,627
Washington Health Care Facilities Authority Revenue Bonds, Series 2025 5.000% due 09/01/2042	1,700	1,823
Washington Health Care Facilities Authority Revenue Notes, Series 2025 5.000% due 10/01/2030	1,600	1,751
Washington Higher Education Facilities Authority Revenue Bonds, Series 2017 4.000% due 05/01/2037	1,500	1,501
Washington State General Obligation Bonds, Series 2016 5.000% due 07/01/2033	2,000	2,000
Washington State Housing Finance Commission Revenue Bonds, (BAM Insured), Series 2025 5.000% due 07/01/2036	1,160	1,257
Washington State Housing Finance Commission Revenue Bonds, (FNMA Insured), Series 2024 4.400% due 03/01/2043	2,100	2,085
Washington State Housing Finance Commission Revenue Bonds, Series 2023 3.375% due 04/20/2037	2,789	2,641
Washington State Housing Finance Commission Revenue Bonds, Series 2024 4.084% due 03/01/2050	2,182	2,142
Washington State Housing Finance Commission Revenue Bonds, Series 2025 3.947% due 11/20/2041	5,283	5,087

		32,401

WEST VIRGINIA 0.5%
West Virginia Economic Development Authority Revenue Bonds, Series 2025 5.450% due 01/01/2055	5,190	5,529

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

West Virginia Hospital Finance Authority Revenue Bonds, Series 2023 5.750% due 09/01/2041	1,100	1,202

		6,731

WISCONSIN 0.9%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021 4.000% due 10/01/2041	2,500	2,615
Public Finance Authority, Wisconsin Revenue Bonds, Series 2022 4.000% due 10/01/2046	4,250	4,361
Public Finance Authority, Wisconsin Revenue Notes, Series 2024 5.000% due 12/15/2034	790	822
Wisconsin Center District Revenue Notes, (AGM Insured), Series 2020 0.000% due 12/15/2029 (a)	2,105	1,868
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	2,000	1,924
Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2018 5.000% due 04/01/2028	900	945

		12,535

Total Municipal Bonds & Notes (Cost $1,081,198)		1,109,379

U.S. GOVERNMENT AGENCIES 2.5%
Federal Home Loan Mortgage Corp.
3.600% due 06/01/2043	1,371	1,240
3.720% due 01/01/2041	1,766	1,638
3.800% due 01/01/2040	5,894	5,538
3.850% due 01/01/2040	1,300	1,226
4.250% due 06/01/2041	2,187	2,107
4.300% due 10/01/2038	2,967	2,955
4.370% due 03/01/2040	980	976
4.400% due 11/01/2040	4,935	4,903
4.600% due 03/01/2041	1,000	1,010
4.850% due 08/01/2038	2,218	2,308
4.900% due 02/01/2040	986	1,029
5.210% due 08/01/2040	2,660	2,856
5.360% due 06/01/2039	2,466	2,688
Federal Home Loan Mortgage Corp. Multifamily ML Certificates 2.990% due 04/25/2043 ~	1,470	1,271
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificate 4.625% due 07/15/2040 •	1,949	2,006

Total U.S. Government Agencies (Cost $32,993)		33,751

SHORT-TERM INSTRUMENTS 2.8%
REPURCHASE AGREEMENTS (c) 2.5%		32,700

MUNICIPAL BONDS & NOTES 0.3%
Albany City School District, New York General Obligation Notes, Series 2025 4.000% due 06/25/2026	2,500	2,514
Honeoye Falls-Lima Central School District, New York General Obligation Notes, Series 2025 4.000% due 06/25/2026	1,600	1,610

Total Municipal Bonds & Notes (Cost $4,117)		4,124

Total Short-Term Instruments (Cost $36,817)		36,824

Total Investments in Securities (Cost $1,151,008)		1,179,954

	SHARES
INVESTMENTS IN AFFILIATES 9.9%
SHORT-TERM INSTRUMENTS 9.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.9%
PIMCO Short-Term Floating NAV Portfolio III	13,586,673	132,348

Total Short-Term Instruments (Cost $132,305)		132,348

Total Investments in Affiliates (Cost $132,305)		132,348

Total Investments 98.4% (Cost $1,283,313)		$1,312,302
Other Assets and Liabilities, net 1.6%		21,619

Net Assets 100.0%		$1,333,921

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

	(a)							Zero coupon security.
	(b)							Security becomes interest bearing at a future date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(c)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	3.670%	12/31/2025	01/02/2026	$4,400	U.S. Treasury Notes 4.500% due 11/15/2033		$(4,481)	$4,400	$4,401
DEU	3.870	12/31/2025	01/05/2026	23,800	U.S. Treasury Bonds 4.375% due 08/15/2043		(24,161)	23,800	23,805
FICC STR	3.820	12/31/2025	01/02/2026	4,500	U.S. Treasury Notes 3.875% due 09/30/2032		4,590	4,500	4,501

Total Repurchase Agreements							$(33,232)	$32,700	$32,707

	(1)							Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama				$0	$58,658	$0	$58,658
	Alaska				0	1,704	0	1,704
	Arizona				0	23,444	0	23,444
	Arkansas				0	2,805	0	2,805
	California				0	69,438	0	69,438
	Colorado				0	36,287	0	36,287
	Connecticut				0	1,995	0	1,995
	District of Columbia				0	22,246	0	22,246
	Florida				0	62,028	0	62,028
	Georgia				0	27,277	0	27,277
	Idaho				0	7,209	0	7,209
	Illinois				0	56,251	0	56,251
	Indiana				0	19,649	0	19,649
	Iowa				0	2,424	0	2,424
	Kentucky				0	24,857	0	24,857
	Louisiana				0	9,238	0	9,238
	Maine				0	3,550	0	3,550
	Maryland				0	3,353	0	3,353
	Massachusetts				0	10,929	0	10,929
	Michigan				0	47,988	0	47,988
	Minnesota				0	10,864	0	10,864
	Mississippi				0	3,491	0	3,491
	Missouri				0	7,124	0	7,124
	Multi-State				0	37,161	0	37,161
	Nevada				0	3,753	0	3,753
	New Hampshire				0	19,858	0	19,858
	New Jersey				0	21,052	0	21,052
	New Mexico				0	7,575	0	7,575
	New York				0	87,753	0	87,753
	North Carolina				0	4,039	0	4,039
	North Dakota				0	2,009	0	2,009
	Ohio				0	32,485	0	32,485
	Oklahoma				0	6,914	0	6,914
	Oregon				0	18,098	0	18,098
	Pennsylvania				0	40,086	0	40,086
	Puerto Rico				0	24,484	0	24,484
	Rhode Island				0	8,600	0	8,600
	South Carolina				0	12,208	0	12,208
	South Dakota				0	3,817	0	3,817
	Tennessee				0	15,358	0	15,358
	Texas				0	184,779	0	184,779

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Utah	0	4,916	0	4,916
Virginia	0	9,958	0	9,958
Washington	0	32,401	0	32,401
West Virginia	0	6,731	0	6,731
Wisconsin	0	12,535	0	12,535
U.S. Government Agencies	0	33,751	0	33,751
Short-Term Instruments
Repurchase Agreements	0	32,700	0	32,700
Municipal Bonds & Notes	0	4,124	0	4,124

	$0	$1,179,954	$0	$1,179,954
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$132,348	$0	$0	$132,348

Total Investments	$132,348	$1,179,954	$0	$1,312,302

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

Schedule of Investments PIMCO National Municipal Opportunistic Value Fund (Cont.)	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.8% ¤
MUNICIPAL BONDS & NOTES 97.7%
ALABAMA 2.8%
Alabama Community College System Revenue Bonds, (AGM Insured), Series 2023 5.000% due 06/01/2053	$500	$514
Lower Alabama Gas District Revenue Bonds, Series 2016 5.000% due 09/01/2046	2,150	2,281
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2021 4.000% due 12/01/2051	2,185	2,208
Sylacauga, Alabama General Obligation Bonds, (BAM Insured), Series 2024 4.250% due 04/01/2049	1,000	950

		5,953

ARIZONA 1.0%
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2020 5.000% due 07/01/2047	2,000	2,023

ARKANSAS 1.9%
University of Arkansas Revenue Bonds, Series 2022 5.000% due 04/01/2052	4,000	4,128

CALIFORNIA 0.5%
California State General Obligation Bonds, (AMBAC Insured), Series 1997 5.125% due 10/01/2027	65	65
Modesto Elementary School District, California General Obligation Bonds, Series 2023 5.000% due 08/01/2047	1,000	1,057

		1,122

COLORADO 2.4%
Board of Governors of Colorado State University System Revenue Bonds, Series 2023 5.000% due 03/01/2051	235	240
Colorado Health Facilities Authority Revenue Bonds, Series 2019 5.000% due 11/01/2039	2,500	2,617
Northern Colorado Water Conservancy District Certificates Of Participation Bonds, Series 2022 5.250% due 07/01/2052	2,100	2,186

		5,043

DISTRICT OF COLUMBIA 1.6%
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2017 5.000% due 10/01/2042	3,475	3,508

FLORIDA 8.0%
Lee County, Florida Local Option Gas Tax Revenue Bonds, Series 2022 5.250% due 08/01/2049	2,000	2,070
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2015 5.000% due 10/01/2038	5,525	5,533
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2025 4.500% due 10/01/2051	3,000	2,927
Pinellas Park, Florida Revenue Bonds, Series 2022 5.000% due 09/01/2049	2,200	2,273
St Johns County, Florida School Board Certificates of Participation Bonds, (AGM Insured), Series 2023 5.000% due 07/01/2048	2,000	2,061
Sumter County, Florida School Board Certificates of Participation Bonds, (AGM Insured), Series 2024 5.250% due 01/01/2049	2,100	2,237

		17,101

GEORGIA 1.9%
Bibb County, Georgia Development Authority Revenue Bonds, Series 2024 4.375% due 07/01/2054	1,000	993
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2022 4.000% due 09/01/2052	2,000	2,049

Schedule of Investments PIMCO National Municipal Opportunistic Value Fund (Cont.)	December 31, 2025 (Unaudited)

Valdosta & Lowndes County, Georgia Hospital Authority Revenue Bonds, (CNTY Insured), Series 2024 4.125% due 10/01/2049	1,000	962

		4,004

HAWAII 2.1%
Hawaii Housing Finance & Development Corp. Revenue Bonds, Series 2011 4.950% due 04/01/2029	4,425	4,525

ILLINOIS 8.5%
Chicago Park District, Illinois General Obligation Bonds, Series 2024 5.000% due 01/01/2046	1,000	1,029
Cook County, Illinois School District No 36, Winnetka General Obligation Bonds, Series 2022 4.000% due 12/01/2042	1,805	1,819
Cook County, Illinois School District No 86 Harwood Heights General Obligation Bonds,(BAM Insured),Series 2024 5.000% due 10/01/2049	1,495	1,531
DuPage County, Illinois School District No 13 Bloomingdale General Obligation Bonds, Series 2025 4.250% due 11/01/2049	1,645	1,571
Illinois Finance Authority Revenue Bonds, Series 2022 5.000% due 08/15/2047	1,775	1,795
Illinois State Toll Highway Authority Revenue Bonds, Series 2015 5.000% due 01/01/2040	1,805	1,807
Illinois State Toll Highway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2041	2,200	2,212
Rock Island & Mercer Counties Community Unit School District No 300, Illinois General Obligation Bonds, (BAM Insured), Series 2025 5.000% due 12/01/2050	2,170	2,252
Sales Tax Securitization Corp. Illinois Revenue Bonds, Series 2018
5.250% due 01/01/2043	1,120	1,151
5.250% due 01/01/2048	2,000	2,030
Will County, Illinois School District No 86, Joliet General Obligation Bonds, (BAM Insured), Series 2024 4.500% due 01/01/2049	1,000	1,001

		18,198

KANSAS 1.0%
Leavenworth County, Kansas Unified School District No. 458 General Obligation Bonds, Series 2024 5.000% due 09/01/2049	2,000	2,041

LOUISIANA 1.0%
Lafayette, Louisiana Utilities Revenue Bonds, (AGC Insured), Series 2024 5.000% due 11/01/2049	2,000	2,079

MAINE 2.5%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, (BAM Insured), Series 2022 5.500% due 07/01/2050	5,000	5,276

MARYLAND 0.3%
Montgomery County, Maryland Housing Opportunities Commission Revenue Bonds, Series 2005 5.000% due 07/01/2031	625	634

MASSACHUSETTS 1.9%
Massachusetts Bay Transportation Authority Revenue Bonds, Series 2020 5.000% due 07/01/2050	3,000	3,037
Massachusetts Port Authority Revenue Bonds, Series 2019 5.000% due 07/01/2034	1,000	1,061

		4,098

MICHIGAN 4.7%
Clarkston Community Schools, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2023 5.000% due 05/01/2047	2,500	2,601
Jenison Public Schools, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2024 5.000% due 05/01/2049	535	558
Lansing School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2022 5.000% due 05/01/2046	3,650	3,766
Michigan State Hospital Finance Authority Revenue Notes, Series 2010 5.000% due 11/15/2047	1,730	1,758
Saginaw City School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2021 4.000% due 05/01/2050	750	694
Woodhaven-Brownstown School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2025 5.000% due 11/01/2051	525	547

		9,924

MISSOURI 6.6%
Andrew County Reorganized School District No 3, Missouri Certificates of Participation Bonds, (BAM Insured), Series 2023 4.500% due 04/15/2048	2,275	2,295
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue Bonds, Series 2019 5.000% due 10/01/2044	2,225	2,290
Blue Springs, Missouri Revenue Bonds, Series 2022 5.000% due 08/01/2052	2,500	2,564

Schedule of Investments PIMCO National Municipal Opportunistic Value Fund (Cont.)	December 31, 2025 (Unaudited)

Kansas City Industrial Development Authority, Missouri Revenue Bonds, Series 2019 5.000% due 03/01/2037	2,930	3,043
Marshall School District, Missouri Certificates of Participation Bonds, (BAM Insured), Series 2023 5.000% due 03/01/2049	2,000	2,067
Orchard Farm, Missouri School Board Certificates of Participation Bonds, Series 2022 5.500% due 04/01/2047	1,780	1,837

		14,096

MULTI-STATE 2.7%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
3.996% due 12/25/2036	2,907	2,917
4.140% due 01/25/2040	2,924	2,854

		5,771

NEBRASKA 1.9%
Fremont School District, Nebraska General Obligation Bonds, (AGM Insured), Series 2023 5.000% due 12/15/2048	2,925	3,070
Southeast Community College Area, Nebraska Certificates of Participation Bonds, Series 2023 4.500% due 12/15/2053	1,000	996

		4,066

NEW HAMPSHIRE 2.3%
New Hampshire Business Finance Authority Revenue Bonds, (BAM Insured), Series 2023 5.250% due 12/01/2041	1,450	1,578
New Hampshire Housing Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.500% due 07/01/2055	2,960	3,333

		4,911

NEW JERSEY 0.5%
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019 5.000% due 06/15/2044	1,000	1,022

NEW YORK 5.3%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022 5.000% due 02/01/2047	2,535	2,608
New York State Dormitory Authority Revenue Bonds, Series 2022 5.000% due 05/01/2052	2,500	2,538
Schenectady County Capital Resource Corp. Union College Project, New York Revenue Bonds Series 2022 5.250% due 07/01/2052	1,000	1,036
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2021 5.000% due 05/15/2051	5,000	5,110

		11,292

NORTH CAROLINA 2.1%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2013 5.000% due 01/15/2039	4,450	4,460

OHIO 9.3%
Akron City School District, Ohio Certificates of Participation Bonds, (AGM Insured), Series 2023 5.000% due 08/01/2053	1,000	1,026
Amherst Exempted Village School District, Ohio Certificates of Participation Bonds, Series 2024 5.000% due 12/01/2049	1,000	1,029
Columbus Regional Airport Authority, Ohio Revenue Bonds, Series 2025 5.500% due 01/01/2050	3,000	3,171
Coshocton County, Ohio General Obligation Bonds, Series 2023 5.000% due 12/01/2048	3,405	3,482
Lake County, Ohio General Obligation Bonds, Series 2024 5.000% due 12/01/2050	2,000	2,044
Lake Local School District/Wood County, Ohio General Obligation Bonds, Series 2022 4.000% due 12/01/2051	1,500	1,344
Princeton City School District, Ohio Certificates of Participation Bonds, Series 2024
5.000% due 12/01/2049	500	512
5.000% due 12/01/2053	2,465	2,515
Toledo City School District, Ohio Certificates of Participation Bonds, (BAM Insured), Series 2024 5.000% due 12/01/2048	1,000	1,046
Tolles Career & Technical Center, Ohio Certificates of Participation Bonds, Series 2024 5.250% due 12/01/2049	2,640	2,737
Warren City School District, Ohio Certificates of Participation Bonds, Series 2023 4.625% due 12/01/2052	1,000	950

		19,856

OREGON 2.2%
Crook County, Oregon General Obligation Bonds, Series 2022 0.000% due 06/01/2042 (b)	3,775	3,705

Schedule of Investments PIMCO National Municipal Opportunistic Value Fund (Cont.)	December 31, 2025 (Unaudited)

Washington County, Oregon School District No 13 Banks General Obligation Bonds, Series 2024 0.000% due 06/15/2044 (a)	2,500	1,052

		4,757

PENNSYLVANIA 7.6%
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2018 4.000% due 06/01/2039	1,000	986
Commonwealth of Pennsylvania Certificates of Participation Bonds, Series 2018 5.000% due 07/01/2043	3,200	3,273
Dallastown Area, Pennsylvania School District General Obligation Bonds, Series 2022 5.000% due 03/15/2041	1,750	1,847
Keystone Central School District, Pennsylvania General Obligation Bonds, (BAM Insured), Series 2023 4.375% due 02/15/2049	2,000	1,917
Lancaster County, Pennsylvania Convention Center Authority Revenue Bonds, (CNTY Insured), Series 2022 4.000% due 05/01/2049	2,000	1,869
Mechanicsburg Area School District, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2023 5.000% due 05/15/2048	1,770	1,826
Middletown Area School District, Pennsylvania General Obligation Bonds,(BAM Insured), Series 2025 5.000% due 03/01/2045	1,000	1,038
Muhlenberg School District, Pennsylvania General Obligation Bonds, Series 2024 5.000% due 05/15/2049	1,000	1,031
Palmyra Area School District, Pennsylvania General Obligation Bonds, Series 2024 5.000% due 06/01/2049	1,375	1,419
Pennsylvania Turnpike Commission Revenue Bonds, Series 2017 5.000% due 12/01/2047	1,000	1,014

		16,220

TEXAS 9.7%
Angleton Independent School District, Texas General Obligation Bonds, (BAM Insured), Series 2023 4.000% due 02/15/2047	1,000	944
Aubrey, Texas General Obligation Bonds, (AGC Insured), Series 2024 4.000% due 02/15/2049	2,000	1,798
Austin, Texas Airport System Revenue Bonds, Series 2022 5.250% due 11/15/2047	1,725	1,784
Bell County, Texas Water Control & Improvement District No 1 Revenue Bonds, (BAM Insured), Series 2024 4.500% due 07/10/2046	1,500	1,479
Bexar County Texas Hospital District, General Obligation Bonds, Series 2023 5.000% due 02/15/2048	1,000	1,038
Brownsville, Texas General Obligation Bonds, Series 2018 5.000% due 02/15/2043	1,000	1,001
Goose Creek Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 4.500% due 10/01/2049	2,000	2,018
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022 5.000% due 07/01/2052	2,500	2,560
Little Elm Independent School District, Texas General Obligation Bonds, Series 2023 4.000% due 08/15/2048	1,945	1,787
Midland County, Texas Hospital District Revenue Bonds, (BAM Insured), Series 2024 4.125% due 05/15/2049	1,260	1,164
Palacios Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022 4.000% due 02/15/2051	1,190	1,070
Tarrant County, Texas Hospital District General Obligation Bonds, Series 2023 4.250% due 08/15/2048	2,280	2,174
Waller Consolidated Independent School District, Texas General Obligation Bonds,(BAM Insured), Series 2023 4.000% due 02/15/2048	2,000	1,858

		20,675

UTAH 1.2%
Salt Lake City, Utah Airport Revenue Bonds, Series 2021 5.000% due 07/01/2037	1,000	1,067
South Utah Valley Solid Waste District Revenue Bonds, Series 2022 5.000% due 04/15/2047	1,450	1,482

		2,549

VIRGINIA 1.3%
Fairfax County, Virginia Redevelopment & Housing Authority Revenue Bonds, (FHA Insured), Series 2007 4.750% due 04/01/2038	2,775	2,782

WASHINGTON 2.9%
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, (NPFGC Insured), Series 1998 4.750% due 02/01/2028	800	805
Port of Seattle, Washington Revenue Bonds, Series 2018 5.000% due 05/01/2043	4,000	4,025

Schedule of Investments PIMCO National Municipal Opportunistic Value Fund (Cont.)	December 31, 2025 (Unaudited)

Public Hospital District 1A of Whitman County, Washington General Obligation Bonds, Series 2023 5.000% due 12/01/2053	1,250	1,286

		6,116

Total Municipal Bonds & Notes (Cost $210,158)		208,230

	SHARES
SHORT-TERM INSTRUMENTS 0.1%
MUTUAL FUNDS 0.1%
Fidelity Investments Money Market Government Portfolio, Class I 3.850 (c)	242,618	243

Total Short-Term Instruments (Cost $243)		243

Total Investments in Securities (Cost $210,401)		208,473

INVESTMENTS IN AFFILIATES 1.2%
SHORT-TERM INSTRUMENTS 1.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.2%
PIMCO Short-Term Floating NAV Portfolio III	268,185	2,612

Total Short-Term Instruments (Cost $2,612)		2,612

Total Investments in Affiliates (Cost $2,612)		2,612

Total Investments 99.0% (Cost $213,013)		$211,085
Other Assets and Liabilities, net 1.0%		2,076

Net Assets 100.0%		$213,161

Schedule of Investments PIMCO National Municipal Opportunistic Value Fund (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Zero coupon security.
(b)				Security becomes interest bearing at a future date.
(c)				Coupon represents a 7-Day Yield.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$5,953	$0	$5,953
Arizona	0	2,023	0	2,023
Arkansas	0	4,128	0	4,128
California	0	1,122	0	1,122
Colorado	0	5,043	0	5,043
District of Columbia	0	3,508	0	3,508
Florida	0	17,101	0	17,101
Georgia	0	4,004	0	4,004
Hawaii	0	4,525	0	4,525
Illinois	0	18,198	0	18,198
Kansas	0	2,041	0	2,041
Louisiana	0	2,079	0	2,079
Maine	0	5,276	0	5,276
Maryland	0	634	0	634
Massachusetts	0	4,098	0	4,098
Michigan	0	9,924	0	9,924
Missouri	0	14,096	0	14,096
Multi-State	0	5,771	0	5,771
Nebraska	0	4,066	0	4,066
New Hampshire	0	4,911	0	4,911
New Jersey	0	1,022	0	1,022
New York	0	11,292	0	11,292
North Carolina	0	4,460	0	4,460
Ohio	0	19,856	0	19,856
Oregon	0	4,757	0	4,757
Pennsylvania	0	16,220	0	16,220
Texas	0	20,675	0	20,675
Utah	0	2,549	0	2,549
Virginia	0	2,782	0	2,782
Washington	0	6,116	0	6,116
Short-Term Instruments
Mutual Funds	243	0	0	243

	$243	$208,230	$0	$208,473
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,612	$0	$0	$2,612

Total Investments	$2,855	$208,230	$0	$211,085

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

Schedule of Investments PIMCO New York Municipal Bond Fund	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 91.6% ¤
MUNICIPAL BONDS & NOTES 86.7%
ALABAMA 1.6%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023 5.500% due 10/01/2054	$2,400	$2,639
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2025 5.000% due 12/01/2055	6,800	7,277
Southeast Alabama Gas Supply District Revenue Bonds, Series 2024 5.000% due 06/01/2049	2,000	2,147
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2025 5.000% due 01/01/2056	3,100	3,233

		15,296

CALIFORNIA 0.2%
California Community Choice Financing Authority Revenue Bonds, Series 2025 5.000% due 10/01/2055	2,300	2,386

CONNECTICUT 0.3%
Norwalk, Connecticut Housing Authority Bonds, (FNMA Insured), Series 2024 4.400% due 09/01/2042	2,585	2,605

GEORGIA 2.0%
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 06/01/2053	2,000	2,109
5.000% due 12/01/2053	3,400	3,640
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2025 5.000% due 12/01/2055	12,100	12,894

		18,643

IOWA 0.1%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022 4.000% due 12/01/2050	1,400	1,523

MICHIGAN 0.3%
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 3.445% (TSFR3M) due 07/01/2032 ~	2,500	2,493

MULTI-STATE 0.9%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
3.996% due 12/25/2036	3,973	3,986
4.415% due 08/25/2040	4,632	4,689

		8,675

NEW HAMPSHIRE 0.3%
New Hampshire Business Finance Authority Revenue Bonds, Series 2025 4.086% due 01/20/2041 ~	3,080	3,055

NEW JERSEY 0.2%
New Jersey Housing & Mortgage Finance Agency Revenue Bonds, (FNMA Insured), Series 2025 4.550% due 05/01/2041	1,740	1,770

NEW YORK 74.8%
Albany Capital Resource Corp. New York Revenue Bonds, Series 2024 5.000% due 06/01/2064	2,600	2,482
Battery Park City Authority, New York Revenue Bonds, Series 2019 5.000% due 11/01/2040	1,000	1,060
Brookhaven Local Development Corp. New York Revenue Bonds, Series 2020 4.000% due 11/01/2055	4,950	4,116
Broome County, New York Local Development Corp. Revenue Bonds, (AGM Insured), Series 2020
4.000% due 04/01/2034	1,000	1,029
4.000% due 04/01/2050	1,000	894
5.000% due 04/01/2033	1,100	1,180
Build NYC Resource Corp. New York Revenue Bonds, Series 2016 5.000% due 07/01/2041	1,500	1,479
Build NYC Resource Corp. New York Revenue Bonds, Series 2017
5.000% due 08/01/2035	400	403

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

5.000% due 08/01/2036	500	504
Build NYC Resource Corp. New York Revenue Bonds, Series 2018 5.625% due 12/01/2050	4,675	4,012
Build NYC Resource Corp. New York Revenue Bonds, Series 2024
4.000% due 09/01/2040	1,700	1,680
5.000% due 09/01/2035	1,200	1,301
5.000% due 09/01/2036	1,660	1,789
Build NYC Resource Corp. New York Revenue Notes, Series 2024 5.000% due 09/01/2033	1,000	1,095
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2017 5.000% due 07/01/2035	1,100	1,129
Hempstead Town Local Development Corp. New York Revenue Bonds, Series 2017 5.000% due 07/01/2047	1,000	1,004
Hudson Yards Infrastructure Corp. New York Revenue Bonds, Series 2017 5.000% due 02/15/2042	2,100	2,129
Hudson Yards Infrastructure Corp. New York Revenue Bonds, Series 2021 4.000% due 02/15/2039	3,250	3,334
Long Island Power Authority, New York Revenue Bonds, (AGM Insured), Series 2023 5.000% due 09/01/2053	3,575	3,708
Long Island Power Authority, New York Revenue Bonds, Series 2023 5.000% due 09/01/2048	5,500	5,723
Madison County, New York Capital Resource Corp. Revenue Bonds, Series 2025
5.000% due 07/01/2040	750	849
5.000% due 07/01/2043	550	601
Metropolitan Transportation Authority Dedicated Tax Fund, New York Revenue Bonds, Series 2024
4.000% due 11/15/2054	5,000	4,578
5.000% due 11/15/2045	4,650	4,936
Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2002 3.326% (SOFRRATE) due 11/01/2032 ~	1,500	1,500
Metropolitan Transportation Authority, New York Revenue Bonds, (BAM Insured), Series 2016 5.000% due 11/15/2056	3,300	3,309
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012 2.500% due 11/01/2031	6,000	6,000
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2022 5.000% due 11/15/2046	2,270	2,359
Monroe County Industrial Development Corp. New York Revenue Bonds, Series 2017 4.000% due 10/01/2047	2,130	1,796
Monroe County Industrial Development Corp. New York Revenue Bonds, Series 2020
4.000% due 12/01/2039	1,300	1,272
4.000% due 12/01/2046	5,000	4,344
4.000% due 07/01/2050	5,000	4,551
Monroe County Industrial Development Corp. New York Revenue Bonds, Series 2023 5.000% due 07/01/2053	1,000	1,041
Monroe County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured),Series 2023 4.720% due 01/01/2044	800	807
Nassau County, New York General Obligation Bonds, Series 2024 5.000% due 04/01/2045	3,195	3,410
Nassau County, New York General Obligation Notes, Series 2017 5.000% due 10/01/2027	2,500	2,614
New York City, New York General Obligation Bonds, Series 2016
4.000% due 08/01/2031	2,775	2,787
4.000% due 12/01/2043	1,000	951
New York City, New York General Obligation Bonds, Series 2022 5.250% due 10/01/2043	2,500	2,670
New York City, New York General Obligation Bonds, Series 2024 5.250% due 03/01/2053	10,750	11,230
New York City, New York General Obligation Bonds, Series 2025 5.250% due 02/01/2046	5,000	5,325
New York City, New York Housing Development Corp. Revenue Bonds, (HUD Insured), Series 2024 4.850% due 11/01/2059	2,750	2,738
New York City, New York Housing Development Corp. Revenue Bonds, Series 2015 4.350% due 11/01/2048	1,000	961
New York City, New York Housing Development Corp. Revenue Bonds, Series 2017 3.750% due 11/01/2052	1,000	862
New York City, New York Housing Development Corp. Revenue Bonds, Series 2024 4.550% due 11/01/2054	5,000	4,861
New York City, New York Housing Development Corp. Revenue Bonds, Series 2025
3.750% due 05/01/2065	4,000	4,063
4.750% due 11/01/2050	3,365	3,336
5.250% due 11/01/2055	750	764
New York City, New York Housing Development Corp. Revenue Notes, Series 2024
4.000% due 12/15/2031	1,250	1,283
4.375% due 12/15/2031	2,375	2,432
New York City, New York Industrial Development Agency Revenue Bonds, (AGM Insured), Series 2020 4.000% due 03/01/2045	1,500	1,409
New York City, New York Industrial Development Agency Revenue Bonds, Series 2020 4.000% due 03/01/2045	5,600	5,178
New York City, New York Industrial Development Agency Revenue Notes, (AGM Insured), Series 2021
5.000% due 01/01/2028	1,150	1,201
5.000% due 01/01/2029	1,250	1,330
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2013 2.500% due 06/15/2050	10,000	10,000
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2016 2.450% due 06/15/2049	525	525
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2019 5.000% due 06/15/2049	4,645	4,760

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2020
4.000% due 06/15/2050	155	141
5.000% due 06/15/2050	3,135	3,231
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
5.250% due 06/15/2048	1,300	1,376
5.250% due 06/15/2053	2,400	2,522
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2024
5.000% due 06/15/2048	5,000	5,221
5.000% due 06/15/2051	9,000	9,351
5.250% due 06/15/2053	6,140	6,487
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2025
5.000% due 06/15/2043	8,000	8,706
5.250% due 06/15/2055	1,100	1,163
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2022 5.000% due 06/15/2030	3,360	3,739
New York City, New York Municipal Water Finance Authority, New York Revenue Bonds, (BABs), Series 2009 2.450% due 06/15/2041	455	455
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2018
4.000% due 07/15/2045	5,000	4,703
5.000% due 07/15/2035	2,500	2,626
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010 2.500% due 08/01/2039	700	700
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2014 2.500% due 11/01/2042	10,000	10,000
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2016 5.000% due 08/01/2032	1,000	1,012
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2017 4.000% due 08/01/2042	2,545	2,475
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2018 5.000% due 05/01/2037	2,500	2,594
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2019 4.000% due 11/01/2039	7,000	7,025
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2021 4.000% due 08/01/2039	3,000	3,031
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022
2.450% due 08/01/2052	320	320
5.250% due 08/01/2040	10,000	10,924
5.250% due 11/01/2048	9,000	9,423
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2023 5.000% due 05/01/2053	2,645	2,709
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2026
5.000% due 11/01/2045 (a)	1,125	1,194
5.000% due 11/01/2046 (a)	2,000	2,107
5.000% due 11/01/2047 (a)	7,690	8,035
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2023 5.250% due 05/01/2050	2,000	2,093
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2025
5.000% due 11/01/2039	14,000	15,707
5.000% due 11/01/2050	3,200	3,305
New York Convention Center Development Corp. Revenue Bonds, Series 2015
4.000% due 11/15/2045	500	479
5.000% due 11/15/2029	1,000	1,001
5.000% due 11/15/2045	2,000	2,000
New York County, New York Tobacco Trust Revenue Bonds, Series 2005
0.000% due 06/01/2050 (b)	5,000	1,074
0.000% due 06/01/2055 (b)	16,875	1,392
New York Energy Finance Development Corp. Revenue Bonds, Series 2025 5.000% due 07/01/2056	2,500	2,651
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	9,250	9,248
5.150% due 11/15/2034	2,000	2,002
5.375% due 11/15/2040	4,000	4,000
New York Liberty Development Corp. Revenue Bonds, Series 2019
2.625% due 09/15/2069	2,100	1,976
2.800% due 09/15/2069	2,000	1,869
New York Liberty Development Corp. Revenue Notes, Series 2021 1.900% due 11/15/2031	2,000	1,791
New York Mortgage Agency Homeowner Mortgage State Revenue Bonds, Series 2015 3.800% due 04/01/2028	2,550	2,550
New York Mortgage Agency Homeowner Mortgage State Revenue Bonds, Series 2025 4.650% due 10/01/2050	3,000	2,990
New York Power Authority Revenue Bonds, Series 2020 4.000% due 11/15/2045	10,900	10,340
New York Power Authority Revenue Bonds, Series 2024 4.000% due 11/15/2049	3,250	3,001
New York State Dormitory Authority Revenue Bonds, (AGC Insured), Series 2025 5.000% due 10/01/2038	6,050	6,888
New York State Dormitory Authority Revenue Bonds, (AGM Insured), Series 2024
5.000% due 10/01/2038	2,220	2,435
5.000% due 10/01/2039	1,000	1,090
New York State Dormitory Authority Revenue Bonds, Series 2016
4.000% due 07/01/2043	1,380	1,330
5.000% due 07/01/2046	6,000	6,005
New York State Dormitory Authority Revenue Bonds, Series 2017
5.000% due 12/01/2027	1,100	1,112
5.000% due 02/15/2038	1,600	1,631

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

5.000% due 07/01/2038	1,000	1,027
New York State Dormitory Authority Revenue Bonds, Series 2018
4.000% due 07/01/2041	2,000	2,000
5.000% due 03/15/2044	2,625	2,683
5.000% due 07/01/2048	955	975
5.000% due 10/01/2048	1,500	1,685
5.250% due 03/15/2038	3,500	3,684
New York State Dormitory Authority Revenue Bonds, Series 2019
5.000% due 03/15/2038	11,450	12,055
5.000% due 03/15/2043	3,275	3,377
5.000% due 03/15/2047	4,500	4,599
5.000% due 07/01/2049	4,085	4,164
New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 03/15/2034	3,000	3,121
4.000% due 03/15/2035	5,000	5,179
4.000% due 02/15/2039	1,635	1,647
4.000% due 03/15/2044	1,000	961
4.000% due 07/01/2050	3,500	3,138
4.000% due 07/01/2053	1,670	1,482
5.000% due 07/01/2050	5,000	5,146
5.000% due 07/01/2053	3,000	3,065
New York State Dormitory Authority Revenue Bonds, Series 2022
4.000% due 05/01/2045	5,000	4,676
4.000% due 07/01/2049	1,250	1,111
4.000% due 07/01/2051	13,000	11,944
5.000% due 07/01/2042	750	804
5.000% due 07/15/2042	1,000	1,016
New York State Dormitory Authority Revenue Bonds, Series 2023 5.000% due 03/15/2042	5,000	5,374
New York State Dormitory Authority Revenue Bonds, Series 2024
5.000% due 03/15/2042	5,050	5,466
5.000% due 03/15/2043	4,225	4,531
5.000% due 03/15/2049	8,000	8,351
5.000% due 03/15/2054	4,300	4,454
5.000% due 03/15/2055	1,300	1,346
5.250% due 10/01/2049	4,900	4,967
5.250% due 05/01/2054	5,000	5,156
New York State Dormitory Authority Revenue Bonds, Series 2025
4.250% due 07/01/2050	3,000	2,696
5.000% due 07/01/2037	1,765	1,968
5.000% due 03/15/2042	2,500	2,748
5.000% due 07/01/2042	1,000	1,101
5.000% due 03/15/2052	6,000	6,198
New York State Energy Research & Development Authority Revenue Bonds, Series 1994 3.500% due 10/01/2029	4,000	4,039
New York State Environmental Facilities Corp. Revenue Bonds, Series 2012 3.400% due 05/01/2030	1,600	1,600
New York State Environmental Facilities Corp. Revenue Bonds, Series 2018 5.000% due 06/15/2043	2,500	2,575
New York State Environmental Facilities Corp. Revenue Bonds, Series 2020 4.250% due 09/01/2050	3,375	3,392
New York State Environmental Facilities Corp. Revenue Bonds, Series 2023 5.000% due 09/15/2048	3,250	3,421
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020 4.200% due 11/01/2054 (d)	3,000	2,766
New York State Housing Finance Agency Revenue Bonds, Series 2025 3.600% due 11/01/2064	4,400	4,431
New York State Thruway Authority Revenue Bonds, Series 2018 4.000% due 01/01/2036	1,000	1,009
New York State Thruway Authority Revenue Bonds, Series 2019 4.000% due 01/01/2041	5,000	4,918
New York State Thruway Authority Revenue Bonds, Series 2022 5.000% due 03/15/2053	3,000	3,079
New York State Thruway Authority Revenue Bonds, Series 2025 5.000% due 03/15/2055	13,000	13,437
New York State Urban Development Corp. Revenue Bonds, Series 2019 4.000% due 03/15/2045	3,100	2,919
New York State Urban Development Corp. Revenue Bonds, Series 2020
4.000% due 03/15/2049	2,000	1,820
5.000% due 03/15/2041	5,000	5,294
New York State Urban Development Corp. Revenue Bonds, Series 2023
5.000% due 03/15/2047	1,000	1,040
5.000% due 03/15/2053	3,000	3,079
New York Transportation Development Corp. Revenue Bonds, (AGC Insured) ,Series 2024 5.250% due 12/31/2054	10,500	10,653
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023 5.125% due 06/30/2060	5,000	5,023
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2025 5.500% due 06/30/2059	4,900	5,114
New York Transportation Development Corp. Revenue Bonds, (BAM Insured), Series 2024 5.500% due 06/30/2060	1,100	1,141
New York Transportation Development Corp. Revenue Bonds, Series 2016 5.000% due 07/01/2046	5,010	5,010
New York Transportation Development Corp. Revenue Bonds, Series 2020
5.000% due 12/01/2031	1,385	1,488
5.000% due 10/01/2035	2,020	2,108

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

5.000% due 10/01/2040	1,885	1,912
5.375% due 08/01/2036	1,500	1,566
New York Transportation Development Corp. Revenue Bonds, Series 2021 4.000% due 04/30/2053	3,000	2,553
New York Transportation Development Corp. Revenue Bonds, Series 2022
5.000% due 12/01/2032	4,000	4,371
5.000% due 12/01/2033	2,000	2,175
New York Transportation Development Corp. Revenue Bonds, Series 2024 5.250% due 06/30/2043	4,000	4,121
New York Transportation Development Corp. Revenue Notes, Series 2020 4.000% due 10/01/2030	2,500	2,550
Niagara Tobacco Asset Securitization Corp. New York Revenue Bonds, Series 2014
4.000% due 05/15/2029	410	404
5.250% due 05/15/2034	1,000	1,000
Oneida County, New York Local Development Corp. Revenue Bonds, (AGM Insured), Series 2019 4.000% due 12/01/2049	2,000	1,818
Onondaga Civic Development Corp. New York Revenue Bonds, Series 2024
5.125% due 08/01/2044	1,000	890
5.375% due 08/01/2054	1,000	870
Onondaga Civic Development Corp. New York Revenue Bonds, Series 2025 5.500% due 12/01/2056	3,250	3,550
Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019
4.000% due 12/01/2047	2,000	1,823
4.000% due 12/01/2049	2,015	1,808
5.000% due 12/01/2043	1,500	1,561
Port Authority of New York & New Jersey Revenue Bonds, Series 2016 5.000% due 11/15/2041	1,620	1,635
Port Authority of New York & New Jersey Revenue Bonds, Series 2018 5.000% due 07/15/2038	4,000	4,186
Port Authority of New York & New Jersey Revenue Bonds, Series 2019 5.000% due 09/01/2033	3,150	3,403
Port Authority of New York & New Jersey Revenue Bonds, Series 2022 5.250% due 08/01/2047	4,800	5,014
Port Authority of New York & New Jersey Revenue Bonds, Series 2023 5.000% due 12/01/2037	2,000	2,182
Port Authority of New York & New Jersey Revenue Bonds, Series 2024 5.000% due 09/01/2040	2,000	2,155
Port Authority of New York & New Jersey Revenue Bonds, Series 2025
5.000% due 01/15/2041	2,290	2,557
5.000% due 01/15/2044	3,000	3,236
Riverhead IDA Economic Job Development Corp. New York Revenue Bonds, (FNMA Insured), Series 2023 4.500% due 02/01/2041	1,379	1,395
Schenectady County, New York Capital Resource Corp. Revenue Bonds, Series 2025 5.000% due 01/01/2040	800	882
Suffolk County, New York Economic Development Corp. Revenue Bonds, Series 2021 5.125% due 11/01/2041	1,015	846
Suffolk Tobacco Asset Securitization Corp. New York Revenue Bonds, Series 2021
0.000% due 06/01/2066 (b)	27,290	2,427
4.000% due 06/01/2050	2,500	2,098
The Genesee County Funding Corporation Tax-Exempt, New York Revenue Bonds, Series 2022 5.250% due 12/01/2052	3,125	3,154
Town of Hempstead, New York General Obligation Bonds, Series 2024 4.000% due 05/01/2047	6,000	5,923
Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022 5.250% due 05/15/2062	6,250	6,484
Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2023
5.000% due 05/15/2042	2,545	2,735
5.250% due 05/15/2058	4,000	4,162
Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2024 5.250% due 05/15/2064	5,000	5,207
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2019 5.000% due 11/15/2043	4,000	4,140
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2020 5.000% due 11/15/2054	4,000	4,091
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2022 5.250% due 05/15/2052	2,500	2,600
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2024 5.250% due 05/15/2054	2,000	2,104
Triborough Bridge & Tunnel Authority, New York Revenue Notes, Series 2025 5.000% due 03/01/2028	8,000	8,425
Troy Capital Resource Corp. New York Revenue Bonds, Series 2020 5.000% due 09/01/2033	2,500	2,707
Troy Capital Resource Corp., New York Revenue Bonds, Series 2020 5.000% due 09/01/2038	1,500	1,590
TSASC, Inc., New York Revenue Bonds, Series 2016 5.000% due 06/01/2045	2,000	1,754
TSASC, Inc., New York Revenue Bonds, Series 2017 5.000% due 06/01/2041	1,940	1,945
TSASC, Inc., New York Revenue Notes, Series 2017 5.000% due 06/01/2027	3,000	3,079
Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017 5.250% due 09/15/2053	1,000	909

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Utility Debt Securitization Authority, New York Revenue Bonds, Series 2023 5.000% due 12/15/2041	5,000	5,550

		708,712

OHIO 0.6%
Columbus Regional Airport Authority, Ohio Revenue Bonds, Series 2025
5.000% due 01/01/2036	2,000	2,225
5.000% due 01/01/2038	3,400	3,719

		5,944

PUERTO RICO 3.5%
Commonwealth of Puerto Rico Bonds, Series 2022 0.000% due 11/01/2043	5,856	3,755
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
4.000% due 07/01/2037	5,500	5,337
4.000% due 07/01/2041	3,400	3,147
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 3.359% (US0003M + 0.520%) due 07/01/2029 ~	1,430	1,386
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (b)	5,400	1,814
0.000% due 07/01/2051 (b)	30,365	7,635
4.550% due 07/01/2040	1,000	1,001
4.750% due 07/01/2053	9,752	9,207

		33,282

TENNESSEE 0.6%
Tennergy Corp. Tennessee Revenue Bonds, Series 2022 5.500% due 10/01/2053	2,000	2,146
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021 5.000% due 05/01/2052	3,000	3,207

		5,353

TEXAS 0.5%
Austin Affordable PFC Inc., Texas Revenue Bonds, (FNMA Insured), Series 2024 4.450% due 03/01/2043	1,000	999
Fort Bend County, Texas Industrial Development Corp. Revenue Bonds, Series 2012 4.750% due 05/01/2038	3,500	3,501

		4,500

WASHINGTON 0.2%
Washington State Housing Finance Commission Revenue Bonds, Series 2024 4.084% due 03/01/2050	1,786	1,752

WISCONSIN 0.6%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2025 5.750% due 12/31/2065	5,200	5,358

Total Municipal Bonds & Notes (Cost $816,509)		821,347

U.S. GOVERNMENT AGENCIES 1.2%
Federal Home Loan Mortgage Corp.
4.600% due 03/01/2041	1,200	1,212
5.210% due 08/01/2040	2,660	2,856
Federal Home Loan Mortgage Corp. Multifamily ML Certificates 4.156% due 05/25/2041 ~	4,931	4,877
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificate 4.625% due 07/15/2040 •	1,949	2,006

Total U.S. Government Agencies (Cost $10,686)		10,951

	SHARES
SHORT-TERM INSTRUMENTS 3.7%
MUTUAL FUNDS 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.850% (c)	1,627,888	1,628

	PRINCIPAL AMOUNT (000s)
MUNICIPAL BONDS & NOTES 3.5%
Akron Central School District, New York General Obligation Notes, Series 2025 4.000% due 07/07/2026	$5,000	5,035

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Albany City School District, New York General Obligation Notes, Series 2025 4.000% due 06/25/2026	9,000	9,051
Chittenango Central School District, New York General Obligation Notes, Series 2025 4.000% due 06/25/2026	9,000	9,047
Kingston City School District, New York General Obligation Notes, Series 2025 4.000% due 06/30/2026	4,100	4,128
North Syracuse Central School District, New York General Obligation Notes, Series 2025 4.000% due 07/31/2026	3,000	3,023
Starpoint Central School District, New York General Obligation Notes, Series 2025 4.000% due 06/26/2026	3,000	3,016

Total Municipal Bonds & Notes (Cost $33,243)		33,300

Total Short-Term Instruments (Cost $34,871)		34,928

Total Investments in Securities (Cost $862,066)		867,226

	SHARES
INVESTMENTS IN AFFILIATES 9.0%
SHORT-TERM INSTRUMENTS 9.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.0%
PIMCO Short-Term Floating NAV Portfolio III	8,766,113	85,391

Total Short-Term Instruments (Cost $85,375)		85,391

Total Investments in Affiliates (Cost $85,375)		85,391

Total Investments 100.6% (Cost $947,441)		$952,617
Financial Derivative Instruments (e) 0.0%(Cost or Premiums, net $1,382)		112
Other Assets and Liabilities, net (0.6)%		(5,566)

Net Assets 100.0%		$947,163

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Zero coupon security.
(c)	Coupon represents a 7-Day Yield.
(d)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200%	11/01/2054	12/12/2023	$2,785	$2,766	0.29%

(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note March Futures	03/2026	337	$(37,891)	$255	$68	$0

Total Futures Contracts	$255	$68	$0

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin(6)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.500%	Annual	09/17/2055	$13,800	$1,382	$230	$1,612	$44	$0

Total Swap Agreements	$1,382	$230	$1,612	$44	$0

Cash of $2,565 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$15,296	$0	$15,296
California	0	2,386	0	2,386
Connecticut	0	2,605	0	2,605
Georgia	0	18,643	0	18,643
Iowa	0	1,523	0	1,523
Michigan	0	2,493	0	2,493
Multi-State	0	8,675	0	8,675
New Hampshire	0	3,055	0	3,055
New Jersey	0	1,770	0	1,770
New York	0	708,712	0	708,712
Ohio	0	5,944	0	5,944

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	December 31, 2025 (Unaudited)

Puerto Rico	0	33,282	0	33,282
Tennessee	0	5,353	0	5,353
Texas	0	4,500	0	4,500
Washington	0	1,752	0	1,752
Wisconsin	0	5,358	0	5,358
U.S. Government Agencies	0	10,951	0	10,951
Short-Term Instruments
Mutual Funds	0	1,628	0	1,628
Municipal Bonds & Notes	0	33,300	0	33,300

	$0	$867,226	$0	$867,226
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$85,391	$0	$0	$85,391

Total Investments	$85,391	$867,226	$0	$952,617

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$112	$0	$112

Total Financial Derivative Instruments	$0	$112	$0	$112

Totals	$85,391	$867,338	$0	$952,729

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.7% ¤
CORPORATE BONDS & NOTES 61.4%
BANKING & FINANCE 51.6%
ABN AMRO Bank NV
5.750% due 09/22/2033 •(d)(e)	EUR	1,100	$1,308
6.375% due 09/22/2034 •(d)(e)		1,200	1,507
6.875% due 09/22/2031 •(d)(e)		4,300	5,530
African Development Bank 5.875% due 05/07/2035 •(d)(e)		$2,000	2,003
AIB Group PLC
6.000% due 07/14/2031 •(d)(e)	EUR	2,000	2,410
7.125% due 10/30/2029 •(d)(e)		3,200	4,069
Alfa Bank AO Via Alfa Bond Issuance PLC 5.950% due 04/15/2030 ^«(a)(e)		$5,000	300
ASR Nederland NV 6.500% due 04/02/2035 •(d)(e)	EUR	3,500	4,342
Aviva PLC 7.750% due 09/30/2032 •(d)(e)	GBP	1,300	1,851
Banco Bilbao Vizcaya Argentaria SA
6.875% due 12/13/2030 •(d)(e)	EUR	1,800	2,291
8.375% due 06/21/2028 •(d)(e)		3,800	4,908
9.375% due 03/19/2029 •(d)(e)		$1,200	1,340
Banco Mercantil del Norte SA 8.375% due 10/14/2030 •(d)(e)		8,600	9,153
Banco Santander SA
9.625% due 11/21/2028 •(d)(e)		2,400	2,662
9.625% due 05/21/2033 •(d)(e)		7,000	8,457
Bank of Ireland Group PLC 6.375% due 03/10/2030 •(d)(e)	EUR	2,450	3,015
Bank of Montreal 7.300% due 11/26/2084 •(e)		$2,100	2,240
Bank of Nova Scotia
6.875% due 10/27/2085 •(e)		2,000	2,052
7.350% due 04/27/2085 •(e)		5,200	5,411
8.000% due 01/27/2084 •(e)		2,000	2,150
Barclays PLC
6.125% due 12/15/2035 •(d)(e)	EUR	2,500	2,939
8.375% due 09/15/2031 •(d)(e)	GBP	2,600	3,761
8.500% due 06/15/2030 •(d)(e)		6,100	8,843
9.625% due 12/15/2029 •(d)(e)		$6,500	7,391
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
7.625% due 02/11/2035 •(e)		3,500	3,684
8.125% due 01/08/2039 •(e)		5,600	6,062
BNP Paribas Cardif SA 6.000% due 11/07/2035 •(d)(e)	EUR	7,100	8,415
BNP Paribas SA
7.375% due 09/10/2034 •(d)(e)		$2,500	2,618
8.000% due 08/22/2031 •(d)(e)		10,200	11,050
CaixaBank SA 7.500% due 01/16/2030 •(d)(e)	EUR	1,800	2,343
Canadian Imperial Bank of Commerce
6.950% due 01/28/2085 •(e)		$3,200	3,300
7.000% due 10/28/2085 •(e)		7,300	7,629
Commerzbank AG
6.500% due 10/09/2029 •(d)(e)	EUR	400	500
6.625% due 10/09/2032 •(d)(e)		2,800	3,462
7.875% due 10/09/2031 •(d)(e)		2,800	3,715
Cooperatieve Rabobank UA
3.100% due 06/29/2028 •(d)(e)		7,200	8,219
3.250% due 12/29/2026 •(d)(e)		1,000	1,168
4.875% due 06/29/2029 •(d)(e)		3,000	3,572
Corebridge Financial, Inc.
6.375% due 09/15/2054 •(g)		$2,200	2,218
6.875% due 12/15/2052 •(g)		6,100	6,250
Credit Agricole Assurances SA 6.250% due 06/17/2035 •(d)(e)	EUR	2,200	2,705
Credit Agricole SA
5.875% due 03/23/2035 •(d)(e)		2,500	3,018
7.250% due 09/23/2028 •(d)(e)		800	1,008
Credit Suisse AG AT1 Claim 1.000% due 12/31/2060		$58,550	17,272
Dai-ichi Life Insurance Co. Ltd. 6.200% due 01/16/2035 •(d)		4,300	4,509

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	December 31, 2025 (Unaudited)

Deutsche Bank AG
7.125% due 10/30/2030 •(d)(e)	EUR	2,400	2,988
7.375% due 10/30/2031 •(d)(e)		1,600	2,027
8.125% due 10/30/2029 •(d)(e)		3,200	4,092
10.000% due 12/01/2027 •(d)(e)		4,200	5,421
DNB Bank ASA 7.375% due 05/30/2029 •(d)(e)		$5,200	5,465
Equitable Holdings, Inc. 6.700% due 03/28/2055 •(g)		2,000	2,093
Erste Group Bank AG
4.250% due 10/15/2027 •(d)(e)	EUR	5,400	6,342
8.500% due 10/15/2028 •(d)(e)		2,000	2,614
Global Atlantic Fin Co.
7.250% due 03/01/2056 •		$2,000	2,010
7.950% due 10/15/2054 •(g)		3,250	3,374
Groupe des Assurances du Credit Mutuel SADIR 5.000% due 10/30/2044 •	EUR	600	737
HSBC Holdings PLC
6.875% due 09/11/2029 •(d)(e)		$900	934
6.950% due 03/11/2034 •(d)(e)		2,200	2,316
ING Groep NV 8.000% due 05/16/2030 •(d)(e)		7,700	8,360
Intesa Sanpaolo SpA 9.125% due 09/07/2029 •(d)(e)	EUR	7,800	10,599
KBC Group NV
6.250% due 09/17/2031 •(d)(e)		1,600	1,975
8.000% due 09/05/2028 •(d)(e)		6,400	8,284
La Mondiale SAM 6.750% due 01/17/2034 •(d)(e)		1,900	2,378
Legal & General Group PLC 5.250% due 03/21/2047 •		$3,900	3,926
Liberty Mutual Group, Inc.
4.125% due 12/15/2051 •		5,500	5,424
4.300% due 02/01/2061		4,300	2,870
Lloyds Banking Group PLC
7.875% due 06/27/2029 •(d)(e)	GBP	2,400	3,423
8.500% due 09/27/2027 •(d)(e)		700	990
8.500% due 03/27/2028 •(d)(e)		8,100	11,556
MetLife, Inc. 6.350% due 03/15/2055 •		$2,000	2,110
Mitsubishi UFJ Financial Group, Inc. 8.200% due 01/15/2029 •(d)(e)		2,000	2,203
Mutuelle Assurance Travailleur Mutualiste SAM 4.625% due 02/23/2036	EUR	1,800	2,180
Nationwide Building Society
5.750% due 06/20/2027 •(d)(e)	GBP	700	944
7.500% due 12/20/2030 •(d)(e)		1,100	1,546
7.875% due 12/20/2031 •(d)(e)		1,500	2,139
NatWest Group PLC
5.125% due 05/12/2027 •(d)(e)		2,300	3,084
7.500% due 02/28/2032 •(d)(e)		7,000	9,799
7.625% due 09/30/2035 •(d)(e)(g)		1,500	2,108
8.125% due 11/10/2033 •(d)(e)		$4,800	5,414
Nippon Life Insurance Co. 6.500% due 04/30/2055 •		7,500	8,081
NN Group NV 5.750% due 09/11/2034 •(d)(e)	EUR	3,400	4,074
Nomura Holdings, Inc. 7.000% due 07/15/2030 •(d)(e)		$700	722
Prudential Financial, Inc.
6.000% due 09/01/2052 •		8,600	8,889
6.500% due 03/15/2054 •(g)		2,000	2,115
Reinsurance Group of America, Inc. 6.650% due 09/15/2055 •		2,000	2,074
RLGH Finance Bermuda Ltd. 6.875% due 05/19/2032 •(d)(e)		2,400	2,429
Royal Bank of Canada
6.750% due 08/24/2085 •(e)		3,900	4,054
7.500% due 05/02/2084 •(e)		12,300	13,065
Societe Generale SA
9.375% due 11/22/2027 •(d)(e)		900	962
10.000% due 11/14/2028 •(d)(e)		3,400	3,782
Standard Chartered PLC 7.000% due 11/14/2035 •(d)(e)		2,000	2,059
Sumitomo Mitsui Financial Group, Inc. 6.600% due 06/05/2034 •(d)(e)		1,500	1,553
Svenska Handelsbanken AB 4.375% due 03/01/2027 •(d)(e)		2,400	2,379
Swiss RE Subordinated Finance PLC 5.698% due 04/05/2035 •(g)		1,200	1,249
Textron Financial Corp. 5.848% (TSFR3M + 1.997%) due 02/15/2067 ~		6,242	5,642
Toronto-Dominion Bank
7.250% due 07/31/2084 •(e)		2,000	2,109
8.125% due 10/31/2082 •(e)		9,100	9,603

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	December 31, 2025 (Unaudited)

UBS Group AG
9.250% due 11/13/2028 •(d)(e)		800	880
9.250% due 11/13/2033 •(d)(e)		13,200	15,488
USB Realty Corp. 5.313% (US0003M + 1.147%) due 01/15/2027 ~(d)		6,567	5,253

			420,837

INDUSTRIALS 2.3%
Beignet Investor LLC 6.581% due 05/30/2049		4,370	4,621
CVS Health Corp. 7.000% due 03/10/2055 •		1,500	1,575
Enbridge, Inc. 8.500% due 01/15/2084 •(g)		1,759	2,018
Energy Transfer LP 6.500% due 02/15/2056 •(g)		1,600	1,595
Enterprise Products Operating LLC 5.375% due 02/15/2078 •		3,400	3,390
South Jersey Industries, Inc. 5.020% due 04/15/2031		6,600	5,728

			18,927

UTILITIES 7.5%
AES Corp. 6.950% due 07/15/2055 •		900	892
American Electric Power Co., Inc.
6.050% due 03/15/2056 •		2,800	2,752
6.950% due 12/15/2054 •		2,100	2,259
7.050% due 12/15/2054 •		2,100	2,208
BP Capital Markets PLC 6.450% due 12/01/2033 •(d)(g)		3,800	4,049
CenterPoint Energy, Inc. 6.850% due 02/15/2055 •		2,600	2,791
CMS Energy Corp. 6.500% due 06/01/2055 •		2,000	2,058
Dominion Energy, Inc.
6.625% due 05/15/2055 •		2,100	2,165
7.000% due 06/01/2054 •(g)		3,800	4,129
Electricite de France SA
7.375% due 06/17/2035 •(d)	GBP	700	970
9.125% due 03/15/2033 •(d)		$4,200	4,901
Entergy Corp. 6.100% due 06/15/2056 •		1,200	1,199
NextEra Energy Capital Holdings, Inc.
4.496% due 05/15/2056 •	EUR	6,000	7,035
6.700% due 09/01/2054 •		$4,200	4,367
6.750% due 06/15/2054 •		5,400	5,768
Sempra
6.375% due 04/01/2056 •		3,300	3,374
6.400% due 10/01/2054 •(g)		1,200	1,221
6.625% due 04/01/2055 •		2,900	2,946
Sierra Pacific Power Co. 6.200% due 12/15/2055 •		3,200	3,173
Verizon Communications, Inc.
3.996% due 06/15/2056 •	EUR	1,500	1,755
5.742% due 06/15/2056 •	GBP	700	944

			60,956

Total Corporate Bonds & Notes (Cost $457,846)			500,720

SOVEREIGN ISSUES 0.3%
Agence France Locale 7.000% due 06/17/2031 •(d)(e)	EUR	2,000	2,627

Total Sovereign Issues (Cost $2,105)			2,627

		SHARES
PREFERRED SECURITIES 33.5%
BANKING & FINANCE 31.6%
Ally Financial, Inc. 4.700% due 05/15/2028 (d)		2,200,000	2,093
American AgCredit Corp. 5.250% due 06/15/2026 (d)		5,000,000	4,915
American Express Co. 3.550% due 09/15/2026 (d)		5,350,000	5,281
Banco Santander SA 8.000% due 02/01/2034 (d)(e)		4,600,000	5,092
Bank of America Corp.
5.875% due 03/15/2028 (d)		23,910,000	24,168

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	December 31, 2025 (Unaudited)

6.625% due 05/01/2030 (d)	7,200,000	7,503
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(d)	2,000,000	1,693
CaixaBank SA 8.250% due 03/13/2029 (d)(e)	4,200,000	5,496
Charles Schwab Corp.
4.000% due 12/01/2030 (d)	6,100,000	5,702
5.000% due 12/01/2027 (d)	4,675,000	4,588
Citigroup, Inc.
6.875% due 12/31/2099	2,000,000	2,047
6.950% due 02/15/2030 (d)	12,700,000	13,088
7.000% due 08/15/2034 (d)	750,000	790
7.625% due 11/15/2028 (d)	7,200,000	7,546
CoBank ACB 7.125% due 01/01/2030 (d)	225,000	234
Compeer Financial ACA
4.875% due 08/15/2026 (d)	5,000,000	4,932
7.875% due 02/15/2031 •(d)	4,100,000	4,228
Cooperatieve Rabobank UA 6.500% due 12/29/2049 þ(d)	5,939,725	7,860
Corebridge Financial, Inc. 6.875% due 12/01/2030 •(d)	4,700,000	4,835
Depository Trust & Clearing Corp. 3.375% due 06/20/2026 (d)	10,000,000	9,868
Farm Credit Bank of Texas
6.200% due 06/15/2028 (d)	7,000,000	6,932
7.000% due 09/15/2030 (d)	2,400,000	2,476
7.750% due 06/15/2029 (d)	4,500,000	4,722
Goldman Sachs Group, Inc.
6.125% due 11/10/2034 (d)	7,200,000	7,338
6.850% due 02/10/2030 (d)	1,800,000	1,873
7.500% due 02/10/2029 (d)	4,200,000	4,457
7.500% due 05/10/2029 (d)	7,100,000	7,519
Huntington Bancshares, Inc. 6.250% due 10/15/2030 (d)	4,100,000	4,107
JPMorgan Chase & Co.
4.200% due 09/01/2026 (d)	62,600	1,144
4.625% due 06/01/2026 (d)	171,000	3,358
6.500% due 04/01/2030 (d)	15,700,000	16,306
6.875% due 06/01/2029 (d)	5,800,000	6,127
MetLife Capital Trust IV 7.875% due 12/15/2067	6,100,000	6,769
MetLife, Inc. 4.750% due 03/15/2026 (d)	103,400	2,040
Morgan Stanley
4.875% due 04/15/2026 (d)	112,700	2,304
6.625% due 10/15/2029 (d)	129,200	3,376
7.145% (TSFR3M + 3.422%) due 03/15/2026 (d)	3,600,000	3,611
Nationwide Building Society 10.250%	35,604	6,263
PNC Financial Services Group, Inc.
3.400% due 09/15/2026 (d)	10,500,000	10,296
6.250% due 03/15/2030 (d)	3,300,000	3,409
State Street Corp. 6.700% due 03/15/2029 (d)	6,200,000	6,447
Synchrony Financial 8.250% (H15T5Y + 4.044%) due 05/15/2029 (d)	82,500	2,169
Truist Financial Corp. 5.100% due 03/01/2030 (d)	2,450,000	2,469
U.S. Bancorp 5.300% due 04/15/2027 (d)	4,400,000	4,417
Wells Fargo & Co.
4.250% due 09/15/2026 (d)	129,900	2,308
4.750% due 03/15/2026 (d)	63,000	1,228
6.850% due 09/15/2029 (d)	9,900,000	10,356
7.625% due 09/15/2028 (d)	2,300,000	2,455

		258,235

INDUSTRIALS 0.2%
SVB Financial Trust 0.000% due 11/07/2032 (c)	1,528,000	199
Venture Global LNG, Inc. 9.000% due 09/30/2029 (d)	1,500,000	1,189

		1,388

UTILITIES 1.7%
Energy Transfer LP 7.125% due 05/15/2030 (d)	9,200,000	9,438

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	December 31, 2025 (Unaudited)

SCE Trust VII 7.500% due 11/22/2028 (d)	168,700	4,305

		13,743

Total Preferred Securities (Cost $305,379)		273,366

SHORT-TERM INSTRUMENTS 0.5%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.850% (f)	8,813	9

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.5%
3.693% due 01/13/2026 - 04/28/2026 (b)(c)(j)	$4,210	4,175

Total Short-Term Instruments (Cost $4,184)		4,184

Total Investments in Securities (Cost $769,514)		780,897

	SHARES
INVESTMENTS IN AFFILIATES 5.2%
SHORT-TERM INSTRUMENTS 5.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.2%
PIMCO Short-Term Floating NAV Portfolio III	4,364,940	42,519

Total Short-Term Instruments (Cost $42,483)		42,519

Total Investments in Affiliates (Cost $42,483)		42,519

Total Investments 100.9% (Cost $811,997)		$823,416
Financial Derivative Instruments (h)(i) (0.5)%(Cost or Premiums, net $1,137)		(4,103)
Other Assets and Liabilities, net (0.4)%		(3,639)

Net Assets 100.0%		$815,674

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	December 31, 2025 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^					Security is in default.
«					Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					Security is not accruing income as of the date of this report.
(b)					Coupon represents a weighted average yield to maturity.
(c)					Zero coupon security.
(d)					Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)					Contingent convertible security.
(f)					Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOS	4.110%	12/05/2025	01/05/2026		$(7,511)	$(7,536)
	4.110	01/05/2026	06/05/2026		(7,532)	(7,532)
BRC	2.650	12/19/2025	TBD(2)	GBP	(317)	(427)
	3.650	12/12/2025	TBD(2)		$(2,145)	(2,149)
IND	4.250	11/28/2025	02/27/2026		(2,857)	(2,868)
	4.400	12/18/2025	03/16/2026		(3,338)	(3,345)
JML	2.750	12/19/2025	TBD(2)	GBP	(422)	(569)
SOG	4.350	12/17/2025	01/21/2026		$(1,175)	(1,177)
	4.370	10/08/2025	01/08/2026		(8,025)	(8,109)
	4.470	10/31/2025	01/08/2026		(1,756)	(1,770)

Total Reverse Repurchase Agreements						$(35,482)

(g)					Securities with an aggregate market value of $30,481 have been pledged as collateral under the terms of master agreements as of December 31, 2025.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(27,766) at a weighted average interest rate of 4.694%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)					Open maturity reverse repurchase agreement.
(h)					FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Long Guilt March Futures	03/2026	88	$10,838	$77	$19	$(8)
U.S. Treasury 2-Year Note March Futures	03/2026	79	16,494	(17)	0	(6)
U.S. Treasury 5-Year Note March Futures	03/2026	948	103,621	(343)	0	(112)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	436	51,448	(844)	0	(163)
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	544	62,569	(503)	0	(102)

			$(1,630)		$19	$(391)

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	December 31, 2025 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl March Futures	03/2026	61	$(8,327)	$65	$6	$0
Euro-Bund March Futures	03/2026	167	(25,037)	334	45	0
Euro-Buxl 30-Year Bond March Futures	03/2026	41	(5,306)	84	16	0
Euro-Schatz March Futures	03/2026	228	(28,614)	42	3	0
U.S. Treasury 10-Year Note March Futures	03/2026	59	(6,634)	47	12	0
U.S. Treasury Long-Term Bond March Futures	03/2026	13	(1,503)	26	3	0

$598	$85	$0

Total Futures Contracts	$(1,032)	$104	$(391)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	09/17/2027	GBP	3,500	$24	$(18)	$6	$0	$0
Pay	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/17/2030	28,400	85	73	158	32	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035	12,300	259	(289)	(30)	0	(17)
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055	4,170	197	(245)	(48)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026	$800	4	(2)	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2027	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	12,700	(271)	103	(168)	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035	35,800	2,483	(797)	1,686	80	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	5,400	(1,285)	(910)	(2,195)	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054	1,000	(43)	156	113	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055	2,100	(284)	(55)	(339)	0	(7)
Pay(1)	6-Month EUR-EURIBOR	2.000	Annual	03/18/2028	EUR	10,000	(38)	(32)	(70)	0	(1)
Pay(1)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031	2,610	11	(27)	(16)	0	(2)
Receive(1)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036	1,500	(10)	42	32	2	0
Pay(1)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056	250	5	(20)	(15)	0	(1)

Total Swap Agreements	$1,137	$(2,020)	$(883)	$134	$(53)

Cash of $8,468 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.
(1)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	01/2026	$816	JPY	126,901	$0	$(6)
BOA	01/2026	INR	2,724	$30	0	0
01/2026	PLN	1,095	299	0	(6)
01/2026	$301	INR	27,361	3	0
01/2026	4,834	PLN	17,659	85	0
02/2026	873	MXN	16,142	19	0
03/2026	468	8,573	6	0
BPS	01/2026	AUD	2,447	$1,590	0	(43)
01/2026	CHF	111	141	1	0
01/2026	CNH	8,327	1,182	0	(13)
01/2026	ILS	2,557	790	0	(13)
01/2026	JPY	112,900	731	9	0
01/2026	NZD	1,608	914	0	(12)
01/2026	PLN	1,096	300	0	(5)
01/2026	$536	CNH	3,773	5	0

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	December 31, 2025 (Unaudited)

	01/2026		74	EUR	63	0	0
	01/2026		1,134	GBP	860	25	0
	01/2026		548	PLN	1,973	2	0
	01/2026		2,616	TWD	82,197	7	(6)
	01/2026		580	ZAR	9,647	1	0
	02/2026		30	INR	2,703	0	0
	02/2026		1,095	TWD	34,359	0	(3)
BRC	01/2026	EUR	567		$658	0	(8)
	01/2026		$360	CNH	2,515	1	0
	02/2026	ILS	431		$134	0	(2)
	02/2026		$220	ZAR	3,700	3	0
	03/2026		723	MXN	13,388	15	0
BSH	01/2026		195	JPY	30,383	0	(1)
CBK	01/2026	EUR	3,536		$4,163	6	0
	01/2026	ILS	418		130	0	(1)
	01/2026	KRW	1,880,619		1,287	0	(18)
	01/2026	NZD	1,021		590	2	0
	01/2026	PLN	3,602		981	0	(22)
	01/2026	TWD	222,344		7,109	30	0
	01/2026		$877	CNH	6,120	2	0
	01/2026		2,188	EUR	1,876	17	0
	01/2026		6,795	INR	609,682	4	(32)
	01/2026		4	JPY	701	0	0
	01/2026		90	PLN	323	0	0
	01/2026		542	TWD	16,916	0	(3)
	01/2026		100	ZAR	1,701	3	0
	02/2026	ILS	801		$252	0	0
FAR	01/2026	AUD	4,987		3,239	0	(89)
	01/2026	CHF	128		159	0	(2)
	01/2026	CNH	4,150		590	0	(6)
	01/2026	GBP	43,041		56,522	0	(1,495)
	01/2026	NZD	1,401		803	0	(4)
	01/2026		$12	EUR	10	0	0
	01/2026		226	ILS	725	2	0
	01/2026		2,410	MXN	44,708	67	0
	01/2026		225	ZAR	3,781	3	0
	02/2026	ILS	725		$226	0	(2)
GLM	01/2026		3,303		1,018	0	(19)
	01/2026	INR	29,778		330	0	(1)
	01/2026	NZD	398		231	1	0
	01/2026	TWD	10,414		333	1	0
	01/2026		$284	CHF	227	4	0
	01/2026		572	CNH	4,030	7	0
	01/2026		140	INR	12,646	0	0
	01/2026		462	KRW	679,430	9	0
	01/2026		590	TWD	18,456	0	(2)
	02/2026	ILS	2,630		$820	0	(6)
	02/2026		$7,301	BRL	40,225	0	(15)
	02/2026		360	INR	32,441	0	0
	03/2026		342	MXN	6,349	8	0
	04/2026		1,147		21,158	16	0
JPM	01/2026	CNH	17,277		$2,453	0	(26)
	01/2026	ILS	1,555		475	0	(13)
	01/2026	KRW	45,658		32	0	0
	01/2026	NZD	432		251	2	0
	01/2026	PLN	472		130	0	(2)
	01/2026		$831	CNH	5,834	6	0
	02/2026		30	INR	2,704	0	0
	02/2026		32	KRW	45,598	0	0
	02/2026		194	MXN	3,602	5	0
	04/2026		134		2,466	2	0
MBC	01/2026	CAD	6,757		$4,801	0	(125)
	01/2026	CHF	174		219	0	(1)
	01/2026	EUR	2,498		2,907	0	(30)
	01/2026	JPY	147,700		950	7	0
	01/2026	NZD	570		329	1	0
	01/2026	SGD	9,390		7,237	0	(73)
	01/2026		$304	EUR	258	0	(1)
	01/2026		142	GBP	106	1	0
	01/2026		97	INR	8,742	0	0
	01/2026		8	JPY	1,302	0	0
	02/2026		582	MXN	10,786	14	0
	03/2026		195		3,589	3	0
NGF	01/2026		849	KRW	1,246,822	15	0
SCX	01/2026	CNH	8,275		$1,175	0	(13)
	01/2026		$89	INR	8,006	0	0
	01/2026		152	JPY	23,568	0	(1)
SOG	01/2026	EUR	125,268		$145,031	0	(2,247)
	01/2026		$1,866	GBP	1,425	55	0
	01/2026		564	JPY	88,166	0	(1)
	03/2026	MXN	155		$8	0	0
	03/2026		$0	MXN	0	0	0
SSB	01/2026	NZD	676		$390	1	0
UAG	01/2026	CHF	659		823	0	(10)
	01/2026		$430	PLN	1,542	0	0
	02/2026		192	MXN	3,569	5	0

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	December 31, 2025 (Unaudited)

WST	01/2026	590	CNH	4,117	0	0

Total Forward Foreign Currency Contracts	$481	$(4,378)

(j)

Securities with an aggregate market value of $3,680 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$420,537	$300	$420,837
Industrials	0	18,927	0	18,927
Utilities	0	60,956	0	60,956
Sovereign Issues	0	2,627	0	2,627
Preferred Securities
Banking & Finance	24,190	234,045	0	258,235
Industrials	0	1,388	0	1,388
Utilities	4,305	9,438	0	13,743
Short-Term Instruments
Mutual Funds	0	9	0	9
U.S. Treasury Bills	0	4,175	0	4,175

$28,495	$752,102	$300	$780,897
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$42,519	$0	$0	$42,519

Total Investments	$71,014	$752,102	$300	$823,416

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	89	149	0	238
Over the counter	0	481	0	481

$89	$630	$0	$719
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(8)	(436)	0	(444)
Over the counter	0	(4,378)	0	(4,378)

$(8)	$(4,814)	$0	$(4,822)

Total Financial Derivative Instruments	$81	$(4,184)	$0	$(4,103)

Totals	$71,095	$747,918	$300	$819,313

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 192.1% ¤
CORPORATE BONDS & NOTES 5.0%
BANKING & FINANCE 3.3%
ARES Strategic Income Fund 5.450% due 09/09/2028		$1,100	$1,110
Athene Global Funding 5.033% due 07/17/2030		1,800	1,815
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		5	5
Credit Suisse AG AT1 Claim 1.000% due 12/31/2060		1,374	404
Ford Motor Credit Co. LLC
2.900% due 02/16/2028		200	193
4.389% due 01/08/2026		200	200
5.800% due 03/05/2027		800	810
5.800% due 03/08/2029		300	307
GLP Capital LP/GLP Financing II, Inc. 5.625% due 09/15/2034		100	102
Golden Bear Re Ltd. 13.292% (T-BILL 1MO + 9.750%) due 01/08/2029 ~		250	250
Greengrove RE Ltd. 11.292% (T-BILL 1MO + 7.750%) due 04/08/2032 ~		250	260
GSPA Monetization Trust 6.422% due 10/09/2029		18	18
Healthcare Realty Holdings LP 2.400% due 03/15/2030		346	315
Hestia Re Ltd. 10.380% (BNMMDTSC + 6.750%) due 03/13/2032 ~		250	258
HSBC Holdings PLC 2.357% due 08/18/2031 •		1,569	1,428
Integrity RE III Ltd. 15.792% (T-BILL 1MO + 12.250%) due 06/06/2028 ~		250	264
MMIFS Re Ltd. 5.208% (CAONINDX + 2.900%) due 01/10/2033 ~	CAD	250	183
Nomura Holdings, Inc. 2.679% due 07/16/2030		$1,491	1,380
Quercus II Re DAC 13.026% (EUR003M + 11.000%) due 01/07/2031 «~	EUR	300	353
Wells Fargo & Co. 3.900% due 07/22/2032 •		2,200	2,649

			12,304

INDUSTRIALS 0.9%
Beignet Investor LLC 6.581% due 05/30/2049		$1,700	1,797
DAE Funding LLC 3.375% due 03/20/2028		600	585
Petroleos del Peru SA 5.625% due 06/19/2047		600	382
Petroleos Mexicanos 6.350% due 02/12/2048		300	236
United Airlines Pass-Through Trust 5.450% due 08/15/2038		193	199

			3,199

UTILITIES 0.8%
Pacific Gas & Electric Co. 2.500% due 02/01/2031		2,118	1,909
Southern California Edison Co.
2.950% due 02/01/2051		400	244
5.150% due 06/01/2029		800	818

			2,971

Total Corporate Bonds & Notes (Cost $18,384)			18,474

MUNICIPAL BONDS & NOTES 0.1%
ILLINOIS 0.1%
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035		65	69

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

6.725% due 04/01/2035	142	151

Total Municipal Bonds & Notes (Cost $214)		220

U.S. GOVERNMENT AGENCIES 97.8%
Federal Home Loan Mortgage Corp.
3.000% due 09/01/2032	1,065	1,043
4.000% due 01/01/2048 - 03/01/2049	368	356
4.500% due 09/01/2053 - 12/01/2053	2,576	2,520
4.500% due 10/01/2053 (g)	2,323	2,271
5.500% due 02/01/2055 - 09/01/2055	3,407	3,506
5.500% due 09/01/2055 (g)	2,048	2,108
6.000% due 10/01/2055	396	408
6.500% due 05/01/2035 - 04/01/2055	625	650
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 2.903% due 07/25/2054 ~	1,271	1,238
Federal Home Loan Mortgage Corp. REMICS
3.500% due 07/15/2042	814	768
4.814% due 11/25/2054 •	1,460	1,466
4.824% due 09/25/2055 •	4,702	4,729
4.974% due 07/25/2055 - 09/25/2055 •	6,905	6,957
5.024% due 12/25/2054 •	2,698	2,707
5.074% due 08/25/2055 •	5,487	5,513
Federal National Mortgage Association
3.000% due 01/01/2027	96	95
3.500% due 02/01/2043 - 09/01/2048	2,586	2,429
4.202% due 10/01/2029 ~(g)	2,400	2,419
4.300% due 12/01/2029	1,604	1,618
4.300% due 12/01/2032 (g)	13,900	13,864
4.500% due 07/01/2052	1,073	1,056
4.705% due 09/01/2031 ~(g)	4,700	4,800
4.720% due 10/01/2028	1,200	1,227
4.770% due 10/01/2028	1,000	1,022
4.860% due 08/01/2030	700	719
4.930% due 06/01/2029	1,100	1,132
5.300% due 11/01/2030 (g)	2,100	2,199
5.500% due 08/01/2053 - 11/01/2054	4,005	4,100
6.000% due 08/01/2036 - 04/01/2041	181	189
6.199% due 03/01/2034 •	5	5
6.343% due 12/01/2034 •	21	22
6.500% due 09/01/2036 - 04/01/2054	1,408	1,476
6.500% due 03/01/2055 (g)	20,849	21,672
Federal National Mortgage Association REMICS
4.500% due 09/25/2040	649	643
4.824% due 11/25/2054 - 01/25/2055 •	3,382	3,394
Federal National Mortgage Association-ACES 2.242% due 01/25/2031 ~(a)	389	20
Government National Mortgage Association 4.750% due 11/20/2044 •	106	108
Government National Mortgage Association REMICS
4.337% due 08/20/2047 •	54	53
4.977% due 04/20/2068 •	410	415
5.068% due 07/20/2055 •	2,255	2,268
Government National Mortgage Association, TBA
3.500% due 02/01/2056	12,200	11,103
4.000% due 02/01/2056	14,840	14,016
4.500% due 02/01/2056	6,410	6,240
5.000% due 01/01/2056	13,880	13,850
5.500% due 02/01/2056	6,140	6,196
6.000% due 02/01/2056	6,060	6,172
U.S. Small Business Administration
5.490% due 03/01/2028	3	3
6.020% due 08/01/2028	20	21
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2056	1,680	1,485
4.000% due 02/01/2056	11,660	11,054
4.500% due 02/01/2056	4,120	4,019
5.000% due 01/01/2056	27,170	27,100
5.500% due 02/01/2056	17,600	17,831
6.000% due 03/01/2056	71,980	73,879
6.500% due 02/01/2056 - 03/01/2056	63,430	65,954

Total U.S. Government Agencies (Cost $360,530)		362,108

U.S. TREASURY OBLIGATIONS 3.8%
U.S. Treasury Bonds
3.875% due 05/15/2043 (k)	1,500	1,346
4.125% due 08/15/2053 (k)	1,000	886
4.625% due 05/15/2044 (i)(k)	5,700	5,598
4.875% due 08/15/2045 (k)	110	111
U.S. Treasury Notes
3.875% due 07/31/2030 (k)	6,000	6,045
4.250% due 08/15/2035 (k)	218	220

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

Total U.S. Treasury Obligations (Cost $14,493)			14,206

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.2%
Adjustable Rate Mortgage Trust 5.018% due 01/25/2036 ~		441	344
American Home Mortgage Assets Trust
4.036% due 10/25/2046 •		110	55
6.750% due 11/25/2046 þ		100	91
Atrium Hotel Portfolio Trust 5.548% due 12/15/2036 •		2,300	2,255
Avon Finance 4.642% due 12/28/2049 •	GBP	1,568	2,117
Banc of America Funding Trust 4.654% due 09/20/2046 ~		$416	377
Bear Stearns ALT-A Trust
4.166% due 08/25/2036 •		67	60
5.406% due 05/25/2035 ~		12	11
Chase Mortgage Finance Trust 4.461% due 09/25/2036 ~		103	88
CHL Mortgage Pass-Through Trust
6.000% due 01/25/2037		227	104
6.000% due 02/25/2037		222	96
Citigroup Mortgage Loan Trust, Inc. 4.457% due 09/25/2037 ~		8	8
CitiMortgage Alternative Loan Trust 4.446% due 04/25/2037 •		144	120
Countrywide Alternative Loan Trust
4.086% due 12/25/2046 •		614	560
5.500% due 05/25/2035		293	233
5.500% due 06/25/2035		194	156
5.500% due 11/25/2035		79	43
6.000% due 12/25/2035		256	180
6.000% due 05/25/2036		45	22
6.250% due 08/25/2036		629	325
7.000% due 10/25/2037		100	32
CSAB Mortgage-Backed Trust 6.184% due 12/25/2036 þ		1,789	248
CSMC Trust
2.000% due 01/25/2060 ~		1,216	1,087
4.191% due 06/25/2050 ~		539	490
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.226% due 02/25/2037 •		466	411
4.346% due 02/25/2035 •		24	23
First Horizon Alternative Mortgage Securities Trust 5.005% due 06/25/2036 ~		279	219
HarborView Mortgage Loan Trust 4.256% due 12/19/2036 •		262	214
Impac CMB Trust 4.486% due 03/25/2035 •		86	84
IndyMac INDX Mortgage Loan Trust
4.246% due 11/25/2046 •		573	556
4.326% due 07/25/2035 •		165	155
JP Morgan Chase Commercial Mortgage Securities Trust 5.248% due 12/15/2031 •		191	190
JP Morgan Mortgage Trust
4.051% due 07/27/2037 ~		59	56
5.750% due 01/25/2036		11	5
Lehman Mortgage Trust 4.496% due 11/25/2036 •		169	76
Lehman XS Trust 4.296% due 08/25/2046 •		270	283
Luminent Mortgage Trust 4.467% due 04/25/2036 ~		3,036	1,985
MASTR Adjustable Rate Mortgages Trust 5.633% due 11/21/2034 ~		385	383
MASTR Asset Securitization Trust 6.000% due 06/25/2036		106	57
Merrill Lynch Alternative Note Asset Trust
4.246% due 03/25/2037 •		2,119	498
6.000% due 03/25/2037		53	16
Merrill Lynch Mortgage Investors Trust
5.011% due 04/25/2035 ~		6	6
5.348% due 02/25/2036 ~		1	1
MFA Trust 6.775% due 10/25/2058 þ		837	845
Morgan Stanley Mortgage Loan Trust 6.000% due 08/25/2036		83	33
MortgageIT Trust 4.366% due 12/25/2035 •		128	128
New Residential Mortgage Loan Trust 3.500% due 12/25/2057 ~		759	743
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 þ		23	11
Nomura Resecuritization Trust 4.746% due 07/25/2036 •		1,992	1,940

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

NovaStar Mortgage Funding Trust 0.388% due 09/25/2046 •	615	227
OBX Trust 7.159% due 10/25/2063 þ	988	1,001
RALI Trust
4.166% due 01/25/2037 •	1,270	1,163
4.346% due 08/25/2037 •	10	10
5.007% due 10/25/2037 ~	265	211
6.000% due 01/25/2037	27	22
6.000% due 03/25/2037	63	52
RFMSI Trust 5.672% due 04/25/2037 ~	132	114
Sequoia Mortgage Trust 3.544% due 09/20/2046 ~	69	46
Starwood Mortgage Residential Trust 1.486% due 04/25/2065 ~	128	125
Structured Adjustable Rate Mortgage Loan Trust
4.728% due 08/25/2035 ~	25	12
5.005% due 03/25/2036 ~	25	20
Thornburg Mortgage Securities Trust
3.010% due 03/25/2044 ~	29	29
5.285% due 12/25/2044 ~	47	47
Towd Point Mortgage Trust
3.000% due 01/25/2058 ~	87	86
3.266% due 10/25/2057 ~	1,479	1,254
Verus Securitization Trust
4.260% due 02/25/2067 þ	907	874
5.811% due 05/25/2068 þ	637	638
6.443% due 08/25/2068 þ	1,034	1,040
6.476% due 06/25/2068 þ	583	585
6.665% due 09/25/2068 þ	820	827
WaMu Mortgage Pass-Through Certificates Trust
3.930% due 06/25/2037 ~	94	83
4.303% due 06/25/2037 ~	90	81
4.386% due 12/25/2045 •	10	10
4.486% due 08/25/2045 •	2,278	2,288
4.509% due 10/25/2035 ~	15	14
4.626% due 01/25/2045 •	441	429
4.686% due 12/25/2035 ~	134	127
4.966% due 01/25/2035 ~	32	32
5.029% due 02/25/2046 •	48	44
5.099% due 01/25/2046 •	3,993	3,626
Washington Mutual Mortgage Pass-Through Certificates Trust
3.911% due 09/25/2036 •	459	119
4.346% due 02/25/2036 •	429	367
4.779% due 02/25/2047 •	629	597
4.969% due 04/25/2046 •	52	48
Wells Fargo Mortgage-Backed Securities Trust 6.194% due 09/25/2036 ~	3	3

Total Non-Agency Mortgage-Backed Securities (Cost $37,941)		34,271

ASSET-BACKED SECURITIES 27.9%
AUTOMOBILE ABS OTHER 0.2%
CPS Auto Receivables Trust 5.190% due 08/15/2028	739	740

AUTOMOBILE SEQUENTIAL 2.1%
Avis Budget Rental Car Funding AESOP LLC 5.900% due 08/21/2028	1,300	1,332
Foursight Capital Automobile Receivables Trust 5.990% due 05/15/2028	180	180
GLS Auto Select Receivables Trust 5.960% due 10/16/2028	716	722
Hertz Vehicle Financing III LLC
5.440% due 01/25/2029	2,200	2,248
5.490% due 06/25/2027	500	502
Lendbuzz Securitization Trust 7.500% due 12/15/2028	1,394	1,419
Research-Driven Pagaya Motor Asset Trust 7.130% due 01/26/2032	157	158
Research-Driven Pagaya Motor Asset Trust IV 2.650% due 03/25/2030	128	126
Research-Driven Pagaya Motor Asset Trust V 5.320% due 09/25/2030	159	160
SCCU Auto Receivables Trust 5.700% due 10/16/2028	907	913

		7,760

CMBS OTHER 3.0%
Arbor Realty Commercial Real Estate Notes Ltd. 5.434% due 01/15/2037 •	1,293	1,300

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

LRECS LLC 5.500% due 08/19/2043 •	1,500	1,503
MF1 Ltd. 5.481% due 02/19/2037 •	2,700	2,702
Starwood Ltd. 5.784% due 11/15/2038 •	4,300	4,314
TRTX Issuer Ltd. 5.386% due 02/15/2039 •	1,125	1,123

		10,942

HOME EQUITY OTHER 13.1%
Aegis Asset-Backed Securities Trust 4.581% due 08/25/2035 •	4,370	3,871
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 4.506% due 11/25/2035 •	899	883
Asset-Backed Securities Corp. Home Equity Loan Trust 4.656% due 06/25/2034 •	680	714
Bear Stearns Asset-Backed Securities I Trust
4.896% due 08/25/2037 •	479	437
5.446% due 08/25/2037 •	3,000	2,676
Centex Home Equity Loan Trust 4.491% due 03/25/2034 •	61	60
Citigroup Mortgage Loan Trust, Inc.
4.036% due 05/25/2037 •	752	512
4.166% due 09/25/2036 •	2,474	1,927
4.326% due 08/25/2036 •	1,000	949
4.366% due 03/25/2036 •	879	814
4.746% due 09/25/2035 •	1,370	1,334
Countrywide Asset-Backed Certificates 4.246% due 02/25/2037 •	220	211
Countrywide Asset-Backed Certificates Trust 4.586% due 08/25/2047 •	206	204
Countrywide Partnership Trust 4.746% due 02/25/2035 •	2,940	2,933
Ellington Loan Acquisition Trust 4.946% due 05/25/2037 •	841	827
Fremont Home Loan Trust
4.126% due 11/25/2036 •	279	167
4.146% due 10/25/2036 •	986	395
4.186% due 02/25/2037 •	906	274
4.581% due 01/25/2035 •	19	19
GSAA Home Equity Trust
3.986% due 03/25/2036 •	184	59
4.486% due 04/25/2047 •	346	150
6.795% due 06/25/2036 þ	335	73
GSAMP Trust
3.936% due 01/25/2037 •	1,338	829
4.046% due 12/25/2046 •	130	65
4.106% due 12/25/2046 •	1,272	681
4.306% due 01/25/2037 •	410	363
Home Equity Mortgage Loan Asset-Backed Trust 4.066% due 04/25/2037 •	247	195
HSI Asset Securitization Corp. Trust 4.326% due 11/25/2035 •	1,415	1,346
JP Morgan Mortgage Acquisition Trust
4.266% due 10/25/2036 •	45	45
4.446% due 07/25/2036 •	6,824	6,685
Long Beach Mortgage Loan Trust 4.286% due 02/25/2036 •	270	269
Merrill Lynch Mortgage Investors Trust 4.366% due 02/25/2037 •	2,245	635
Morgan Stanley ABS Capital I, Inc. Trust
4.061% due 03/25/2037 •	757	298
4.776% due 07/25/2035 •	327	323
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 6.532% due 10/25/2036 þ	239	41
NovaStar Mortgage Funding Trust 4.046% due 09/25/2037 •	259	257
Option One Mortgage Loan Trust
4.386% due 01/25/2036 •	1,723	1,643
4.626% due 02/25/2035 •	232	224
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.821% due 07/25/2035 •	1,400	1,261
5.571% due 02/25/2035 •	4,155	3,893
Renaissance Home Equity Loan Trust 4.946% due 09/25/2037 •	225	90
Residential Asset Securities Corporation Trust
4.426% due 06/25/2033 •	53	51
4.506% due 12/25/2035 •	1,203	1,193
4.806% due 01/25/2036 •	5,075	4,902
Saxon Asset Securities Trust 4.296% due 09/25/2036 •	1,700	1,467
Securitized Asset-Backed Receivables LLC Trust 4.566% due 10/25/2035 •	1,509	1,344

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

Soundview Home Loan Trust
4.311% due 02/25/2036 •		652	621
5.146% due 10/25/2037 •		379	300

			48,510

WHOLE LOAN COLLATERAL 1.2%
Citigroup Mortgage Loan Trust, Inc.
4.296% due 10/25/2036 •		7	7
4.326% due 11/25/2036 •		3,100	2,956
7.250% due 05/25/2036 þ		83	41
First Franklin Mortgage Loan Trust
4.126% due 03/25/2037 •		1,716	904
4.156% due 09/25/2036 •		91	86
4.566% due 11/25/2035 •		402	381
Specialty Underwriting & Residential Finance Trust 4.602% due 12/25/2036 •		205	200

			4,575

OTHER ABS 8.3%
Anchorage Credit Funding 13 Ltd. 2.875% due 07/27/2039		300	289
Arbour CLO VII DAC 3.280% due 12/15/2038 •	EUR	1,900	2,238
Atlas Senior Loan Fund XIV 6.096% due 07/20/2032 •		$2,500	2,513
Atlas Senior Loan Fund XVI Ltd. 5.019% due 01/20/2034 •		1,100	1,100
Barings Euro CLO DAC 0.000% due 08/15/2039 •(b)	EUR	1,000	1,175
BlueMountain CLO Ltd. 5.048% due 10/25/2030 •		$481	481
BNPP AM Euro CLO DAC 2.676% due 10/15/2031 •	EUR	344	404
Cairn CLO VII DAC 2.736% due 01/31/2030 •		607	714
Carlyle Euro CLO DAC 2.954% due 08/15/2032 •		716	843
Carlyle U.S. CLO Ltd. 4.938% due 01/25/2035 •		$1,350	1,350
CVC Cordatus Loan Fund XII DAC 0.000% due 01/23/2039 •(b)	EUR	500	588
CVC Cordatus Loan Fund XXIV DAC 3.266% due 10/23/2034 •		896	1,056
Elmwood CLO 15 Ltd. 5.007% due 04/22/2035 •		$1,450	1,450
Gallatin CLO VIII Ltd. 5.816% due 07/15/2031 •		1,200	1,205
GreenSky Home Improvement Trust 5.550% due 06/25/2059		700	719
Grosvenor Place CLO DAC 3.383% due 08/15/2039 •	EUR	500	588
Jubilee CLO DAC 2.659% due 04/15/2031 •		618	727
KKR CLO 16 Ltd. 4.988% due 10/20/2034 •		$900	900
Navesink CLO 2 Ltd. 0.000% due 01/15/2036 •(b)		2,000	2,000
Nelnet Student Loan Trust
4.588% due 04/20/2062 •		812	810
6.118% due 02/20/2041 •		139	142
6.640% due 02/20/2041		139	145
Pagaya AI Debt Grantor Trust 5.331% due 01/15/2032		600	602
PK ALIFT Loan Funding 4 LP 5.052% due 10/15/2039		1,748	1,755
SLM Private Education Loan Trust 8.615% due 10/15/2041 •		1,457	1,533
SMB Private Education Loan Trust
1.070% due 01/15/2053		1,132	1,040
4.595% due 01/15/2053 •		1,203	1,193
5.074% due 07/15/2053 •		825	819
5.524% due 11/15/2052 •		309	313
SoFi Professional Loan Program LLC 2.540% due 05/15/2046		435	421
Symphony CLO 36 Ltd. 0.000% due 01/20/2036 •(b)		500	500
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		63	63

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

Whetstone Park CLO Ltd. 4.954% due 01/20/2035 •		1,100	1,100

			30,776

Total Asset-Backed Securities (Cost $105,221)			103,303

SOVEREIGN ISSUES 16.6%
Bonos de la Tesoreria de la Republica en pesos
5.000% due 10/01/2028	CLP	2,340,000	2,618
5.800% due 10/01/2029		390,000	444
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2026 (d)	BRL	51,000	9,003
Colombia Government International Bonds 8.375% due 11/07/2054		$800	851
Colombia TES
11.000% due 08/22/2029	COP	17,875,600	4,474
11.750% due 01/24/2035		3,642,700	898
12.750% due 11/28/2040		3,860,500	1,002
13.250% due 02/09/2033		3,341,700	897
Eagle Funding Luxco SARL 5.500% due 08/17/2030		$2,100	2,142
Ecuador Government International Bonds 0.000% due 07/31/2030 (d)		600	514
Egypt Government Bonds 21.954% due 03/04/2028	EGP	36,400	764
Ivory Coast Government International Bonds 6.625% due 03/22/2048	EUR	600	639
Japan Government Thirty Year Bonds 2.400% due 03/20/2055	JPY	290,000	1,521
Mexico Bonos 8.500% due 03/01/2029	MXN	82,800	4,643
Mexico Government International Bonds 5.850% due 07/02/2032		$500	514
Peru Government Bonds 7.300% due 08/12/2033	PEN	7,300	2,478
Peru Government International Bonds
5.400% due 08/12/2034		8,600	2,553
6.150% due 08/12/2032		34,600	11,109
6.950% due 08/12/2031		1,281	424
Republic of Poland Government Bonds 4.750% due 07/25/2029	PLN	6,640	1,882
Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	63,750	3,292
7.000% due 02/28/2031		53,350	3,152
8.000% due 01/31/2030		14,500	896
8.250% due 03/31/2032		7,300	452
8.500% due 01/31/2037		9,100	546
8.875% due 02/28/2035		35,200	2,218
Romania Government International Bonds 6.750% due 07/11/2039	EUR	800	981
Turkiye Government Bonds
39.431% (BISTREFI + 0.000%) due 05/20/2026 ~	TRY	200	5
39.431% (BISTREFI + 0.000%) due 08/19/2026 ~		100	2
39.431% (BISTREFI + 0.000%) due 05/17/2028 ~		18,700	435

Total Sovereign Issues (Cost $56,929)			61,349

		SHARES
EXCHANGE-TRADED FUNDS 12.9%
iShares Core S&P 500 ETF		69,585	47,661

Total Exchange-Traded Funds (Cost $47,349)			47,661

SHORT-TERM INSTRUMENTS 18.8%
REPURCHASE AGREEMENTS (g) 16.5%			61,000

		PRINCIPAL AMOUNT (000s)
SOUTH AFRICA TREASURY BILLS 0.0%
7.505% due 06/17/2026 (d)(e)	ZAR	2,500	147

U.S. TREASURY BILLS 2.3%
3.744% due 01/02/2026 - 04/07/2026 (c)(d)(k)		$8,520	8,474

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

Total Short-Term Instruments (Cost $69,612)		69,621

Total Investments in Securities (Cost $710,673)		711,213

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	1,661	16

Total Short-Term Instruments (Cost $16)		16

Total Investments in Affiliates (Cost $16)		16

Total Investments 192.1% (Cost $710,689)		$711,229
Financial Derivative Instruments (h)(j) 1.5%(Cost or Premiums, net $19,118)		5,252
Other Assets and Liabilities, net (93.6)%		(346,311)

Net Assets 100.0%		$370,170

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	3.790%	01/02/2026	01/05/2026	$28,600	U.S. Treasury Notes 3.500% due 11/30/2030	$(29,170)	$28,600	$28,600
3.870	12/31/2025	01/02/2026	28,900	U.S. Treasury Notes 3.875% due 07/31/2030	(29,439)	28,900	28,906
SAL	3.870	12/31/2025	01/02/2026	3,500	U.S. Treasury Bills 0.000% due 10/29/2026	(3,573)	3,500	3,501

Total Repurchase Agreements	$(62,182)	$61,000	$61,007

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BPS	3.970%	12/30/2025	01/06/2026	$(15,609)	$(15,614)
DEU	3.950	12/29/2025	01/07/2026	(25,368)	(25,379)
SBI	3.970	12/11/2025	01/07/2026	(7,052)	(7,069)

Total Reverse Repurchase Agreements	$(48,062)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (14.2)%
Government National Mortgage Association, TBA	3.000%	02/01/2056	$12,200	$(10,914)	$(10,950)
Uniform Mortgage-Backed Security, TBA	2.000	01/01/2056	9,060	(7,354)	(7,326)
Uniform Mortgage-Backed Security, TBA	2.500	02/01/2056	12,840	(10,864)	(10,855)
Uniform Mortgage-Backed Security, TBA	3.500	02/01/2056	25,370	(23,376)	(23,377)

Total Short Sales (14.2)%	$(52,508)	$(52,508)

(g)	Securities with an aggregate market value of $49,333 have been pledged as collateral under the terms of master agreements as of December 31, 2025.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(448) at a weighted average interest rate of 1.917%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note March Futures	$111.000	02/20/2026	55	$55	$(29)	$(14)

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

Call - CBOT U.S. Treasury 10-Year Note March Futures	114.000	02/20/2026	55	55	(36)	(11)

Total Written Options	$(65)	$(25)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

30-Day Federal Fund February Futures	02/2026	92	$36,958	$(14)	$0	$0
30-Day Federal Fund May Futures	05/2026	36	14,485	(27)	0	(1)
Australia Government 10-Year Bond March Futures	03/2026	63	4,603	8	5	0
California Carbon Allowance Vintage December Futures	12/2026	8	263	2	1	0
Euro-Bund March Futures	03/2026	115	17,241	(239)	0	(31)
U.S. Treasury 2-Year Note March Futures	03/2026	409	85,395	76	0	(29)
U.S. Treasury 5-Year Note March Futures	03/2026	1,143	124,935	(330)	0	(134)
U.S. Treasury 10-Year Note March Futures	03/2026	159	17,878	(37)	0	(32)
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	15	1,725	(3)	0	(3)

$(564)	$6	$(230)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Adjusted Interest Rate S&P 500 Total Return January Futures	01/2026	48	$(16,087)	$55	$140	$0
Adjusted Interest Rate S&P 500 Total Return March Futures	03/2026	77	(25,838)	(212)	225	0
Euro-Bobl March Futures	03/2026	41	(5,597)	43	4	0
Euro-Oat March Futures	03/2026	128	(18,140)	168	44	0
Japan Government 10-Year Bond March Futures	03/2026	18	(15,216)	102	33	0
U.S. Treasury Long-Term Bond March Futures	03/2026	3	(347)	2	1	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	44	(5,192)	18	16	0

$176	$463	$0

Total Futures Contracts	$(388)	$469	$(230)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-45 5-Year Index	(1.000)%	Quarterly	12/20/2030	$15,100	$(334)	$(12)	$(346)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-36 5-Year Index	1.000%	Quarterly	12/20/2026	$644	$(24)	$28	$4	$0	$0
CDX.EM-44 5-Year Index	1.000	Quarterly	12/20/2030	560	(13)	7	(6)	0	0
CDX.HY-45 5-Year Index	5.000	Quarterly	12/20/2030	1,200	92	1	93	0	(1)

$55	$36	$91	$0	$(1)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	33,000	$(171)	$354	$183	$37	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033	200	(1)	10	9	0	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034	100	0	2	2	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035	200	(1)	0	(1)	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035	3,800	(111)	120	9	5	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055	1,950	92	(114)	(22)	0	(5)

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.500	Annual	12/17/2055	JPY	560,000	(10)	(236)	(246)	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		$38,600	(100)	87	(13)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.982	Annual	09/30/2026		26,600	0	84	84	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.650	Annual	05/31/2028		5,660	0	(23)	(23)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028		8,000	0	(35)	(35)	6	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.150	Annual	08/25/2028		33,300	(46)	(4)	(50)	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		800	(1)	(9)	(10)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		18,100	433	8	441	28	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		4,490	(62)	7	(55)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		18,780	(315)	69	(246)	31	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		20,360	178	(211)	(33)	33	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		6,300	18	(94)	(76)	11	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		45,500	5,418	(20)	5,398	86	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2032		17,400	(490)	75	(415)	0	(33)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032		2,330	(24)	3	(21)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032		23,840	(582)	366	(216)	47	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		9,300	608	(157)	451	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		10,590	(50)	43	(7)	24	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		1,800	(11)	9	(2)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		200	(1)	5	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035		300	(1)	4	3	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035		200	(1)	2	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035		200	(1)	2	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035		300	(1)	3	2	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035		300	(1)	4	3	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035		200	(1)	3	2	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035		400	(1)	4	3	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	01/15/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035		400	(1)	8	7	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035		200	(1)	6	5	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035		200	(1)	6	5	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035		300	(1)	9	8	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		150	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		200	(1)	(1)	(2)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		400	(1)	(2)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		200	(1)	(1)	(2)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		300	(1)	(2)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		400	(1)	(5)	(6)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		600	(2)	(5)	(7)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		400	(1)	(2)	(3)	1	0

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035		500	(2)	0	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		48,970	85	80	165	116	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		2,120	(37)	46	9	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		4,800	73	302	375	15	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		12,850	2,885	2,351	5,236	33	0
Pay	1-Day USD-SOFR Compounded-OIS	4.046	Annual	11/15/2052		3,080	0	(66)	(66)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	4.054	Annual	11/15/2052		3,200	0	(65)	(65)	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		14,650	228	1,451	1,679	47	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		15,180	(1,301)	(450)	(1,751)	0	(48)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		3,190	81	150	231	11	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.110	Annual	08/25/2057		300	0	(6)	(6)	0	(1)
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	1,900	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		20,200	0	(17)	(17)	0	(3)
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		3,600	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	12.975	Maturity	01/02/2029		27,000	0	(16)	(16)	0	0
Pay	1-Year BRL-CDI	13.245	Maturity	01/02/2029		33,900	0	(7)	(7)	0	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		13,200	0	(12)	(12)	0	(5)
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		1,000	0	(1)	(1)	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.590	Quarterly	08/22/2029	COP	6,499,300	0	114	114	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	8.933	Quarterly	08/22/2029		6,717,800	0	99	99	0	(2)
Receive	3-Month PLN-WIBOR	4.136	Annual	07/25/2029	PLN	1,590	(3)	(4)	(7)	0	0
Receive	3-Month PLN-WIBOR	4.930	Annual	07/25/2029		5,500	0	(65)	(65)	0	(1)
Receive(5)	3-Month PLN-WIBOR	4.723	Annual	12/01/2035		1,700	0	(1)	(1)	0	0
Receive(5)	3-Month PLN-WIBOR	4.685	Annual	12/02/2035		200	0	0	0	0	0
Receive(5)	3-Month PLN-WIBOR	4.730	Annual	12/31/2035		100	0	0	0	0	0
Receive	3-Month ZAR-JIBAR	7.205	Quarterly	02/28/2031	ZAR	37,350	(18)	(38)	(56)	0	(2)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	15,100	(64)	(8)	(72)	0	(10)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		3,400	63	(109)	(46)	0	(4)
Receive	6-Month CLP-CHILIBOR	4.568	Semi-Annual	10/01/2028	CLP	1,569,600	0	(1)	(1)	0	(1)
Receive	6-Month CLP-CHILIBOR	4.580	Semi-Annual	10/01/2028		667,000	0	(1)	(1)	0	0
Pay	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	500	0	(1)	(1)	0	0
Pay(5)	6-Month CZK-PRIBOR	4.523	Annual	12/01/2035		9,460	0	1	1	1	0
Pay(5)	6-Month CZK-PRIBOR	4.485	Annual	12/02/2035		1,100	0	0	0	0	0
Pay(5)	6-Month CZK-PRIBOR	4.530	Annual	12/31/2035		500	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030	EUR	300	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		200	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.350	Annual	04/29/2030		200	0	(1)	(1)	0	0
Pay(5)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		280	1	(3)	(2)	0	0
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		300	(1)	(11)	(12)	1	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		200	(1)	(7)	(8)	0	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		100	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		200	(1)	(5)	(6)	0	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		200	(1)	(4)	(5)	0	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		200	(1)	(1)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		80	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		200	(1)	0	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.710	Annual	08/06/2034		300	(1)	4	3	1	0
Receive	6-Month EUR-EURIBOR	2.680	Annual	08/07/2034		100	0	1	1	0	0
Receive	6-Month EUR-EURIBOR	2.590	Annual	08/19/2034		300	(1)	7	6	1	0

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

Receive	6-Month EUR-EURIBOR	2.580	Annual	08/29/2034		300	(1)	8	7	1	0
Receive	6-Month EUR-EURIBOR	2.390	Annual	10/01/2034		200	(1)	9	8	0	0
Pay	6-Month EUR-EURIBOR	2.380	Annual	12/31/2034		200	(1)	(8)	(9)	0	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		200	0	(9)	(9)	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		200	(1)	7	6	0	0
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		100	0	(3)	(3)	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		200	(1)	(4)	(5)	0	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		200	(1)	(1)	(2)	0	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		200	(1)	(3)	(4)	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		200	(1)	(4)	(5)	0	0
Receive	6-Month EUR-EURIBOR	2.510	Annual	04/09/2035		200	(1)	5	4	0	0
Receive	6-Month EUR-EURIBOR	2.520	Annual	04/09/2035		200	(1)	5	4	0	0
Receive	6-Month EUR-EURIBOR	2.550	Annual	04/16/2035		200	(1)	4	3	0	0
Receive	6-Month EUR-EURIBOR	2.530	Annual	04/23/2035		200	(1)	5	4	0	0
Receive	6-Month EUR-EURIBOR	2.450	Annual	05/05/2035		200	(1)	7	6	0	0
Receive	28-Day MXN-TIIE	7.000	Lunar	03/01/2029	MXN	16,200	0	12	12	0	(1)
Receive	28-Day MXN-TIIE	7.011	Lunar	03/01/2029		35,000	0	25	25	0	(1)
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029		29,800	(61)	(13)	(74)	0	(1)
Receive	28-Day MXN-TIIE	9.430	Lunar	10/19/2034		10,700	0	(41)	(41)	0	(1)
Receive	28-Day MXN-TIIE	9.390	Lunar	11/03/2034		6,100	0	(23)	(23)	0	0
Pay	28-Day MXN-TIIE	8.270	Lunar	03/07/2035		19,000	17	(7)	10	2	0
Receive	CPURNSA	2.597	Maturity	09/28/2032		$700	2	(4)	(2)	1	0
Receive	CPURNSA	2.482	Maturity	11/30/2033		1,400	5	(9)	(4)	3	0
Receive	CPURNSA	2.466	Maturity	06/17/2035		18,300	0	(50)	(50)	30	0
Receive	CPURNSA	2.452	Maturity	07/20/2052		1,600	24	(3)	21	4	0
Receive	CPURNSA	2.423	Maturity	10/30/2055		1,000	0	1	1	3	0

							$6,708	$3,971	$10,679	$631	$(185)

Total Swap Agreements							$6,429	$3,995	$10,424	$631	$(186)

(i)	Securities with an aggregate market value of $623 and cash of $9,355 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.
(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered			Currency to be Received	Asset		Liability

AZD		01/2026			$625		JPY	97,137	$0		$(4)
BOA		01/2026		AUD	294			$194	0		(2)
		01/2026		COP	544,543			143	0		0
		01/2026		INR	913			10	0		0
		01/2026		KRW	170,716			117	0		(1)
		01/2026		PLN	7,676			2,080	0		(58)
		01/2026		THB	7,784			240	0		(7)
		01/2026		TWD	7,163			235	7		0
		01/2026			$370		CAD	508	1		0
		01/2026			299		COP	1,128,300	0		(3)
		01/2026			193		KRW	281,739	3		0
		01/2026			567		PLN	2,073	11		0
		01/2026			49		TWD	1,533	0		0
		01/2026			180		ZAR	3,000	1		0

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

	02/2026	COP	189,245		$49	0	0
	02/2026	ILS	736		231	0	0
	03/2026	COP	831,028		216	2	0
	03/2026	PEN	16,439		4,877	0	(1)
	03/2026		$227	MXN	4,135	1	0
	03/2026		150	PEN	506	0	0
	04/2026		72	MXN	1,334	1	0
	06/2026	PEN	1,054		$312	0	0
BPS	01/2026	AUD	2,044		1,328	0	(36)
	01/2026	CHF	87		110	1	0
	01/2026	CNH	6,441		914	0	(10)
	01/2026	IDR	826,922		50	0	0
	01/2026	ILS	1,969		608	0	(10)
	01/2026	INR	20,735		230	0	(1)
	01/2026	JPY	76,400		494	6	0
	01/2026	KRW	103,177		70	0	(2)
	01/2026	NZD	1,912		1,087	0	(15)
	01/2026	PHP	11,986		203	0	0
	01/2026	PLN	1,906		522	0	(9)
	01/2026	TWD	52,458		1,703	33	0
	01/2026		$60	CLP	54,443	1	0
	01/2026		985	CNH	6,902	4	0
	01/2026		175	COP	663,747	0	(1)
	01/2026		344	IDR	5,746,695	0	0
	01/2026		110	INR	9,937	0	0
	01/2026		698	PLN	2,532	8	0
	01/2026		1,747	TWD	54,764	3	(6)
	01/2026		413	ZAR	6,885	2	0
	01/2026	ZAR	3,024		$181	0	(2)
	02/2026	COP	131,241		34	0	0
	02/2026		$225	INR	20,245	0	0
	02/2026		583	TWD	18,284	0	(1)
	03/2026	CZK	2,314		$111	0	(2)
	03/2026	TWD	20,713		667	9	0
	03/2026		$99	TWD	3,101	0	(1)
	04/2026	BRL	1,000		$175	0	(4)
BRC	01/2026	EUR	289		336	0	(4)
	01/2026	IDR	166,810		10	0	0
	01/2026	PHP	5,910		100	0	0
	01/2026	THB	1,570		50	0	0
	01/2026		$379	MYR	1,556	4	0
	01/2026		109	PLN	397	2	0
	01/2026		59	TRY	2,655	3	0
	01/2026	ZAR	23,806		$1,374	0	(61)
	02/2026	ILS	332		103	0	(1)
	02/2026	TRY	295		7	0	0
	02/2026		$1,349	TRY	61,169	39	0
	03/2026		635	MXN	11,765	13	0
	03/2026		1,576	TRY	72,083	19	0
BSH	01/2026		1,116	CLP	1,047,902	49	0
	01/2026		1,241	JPY	193,220	0	(7)
	02/2026	COP	131,241		$34	0	0
	02/2026	PEN	2,467		706	0	(27)
	02/2026		$152	COP	589,854	2	0
	02/2026		327	PEN	1,118	5	0
	03/2026	PEN	685		$202	0	(1)
	04/2026	BRL	2,200		387	0	(6)
	05/2026	PEN	5,762		1,689	0	(16)
CBK	01/2026	BRL	605		110	0	(1)
	01/2026	CAD	356		255	0	(4)
	01/2026	COP	9,253,121		2,385	4	(39)
	01/2026	IDR	1,839,090		110	0	0
	01/2026	NZD	512		295	0	(1)
	01/2026	PLN	218		60	0	0
	01/2026	THB	239		7	0	0
	01/2026	TWD	42,900		1,413	47	0
	01/2026		$777	AUD	1,171	5	0
	01/2026		110	BRL	605	0	0
	01/2026		230	CLP	210,656	4	0
	01/2026		640	CNH	4,470	1	0
	01/2026		129	COP	486,657	0	0
	01/2026		150	IDR	2,501,343	0	0
	01/2026		5,340	INR	477,211	5	(48)
	01/2026		243	KRW	356,903	4	0
	01/2026		480	PEN	1,619	1	0
	01/2026		70	PLN	251	0	0
	01/2026		0	THB	11	0	0
	01/2026		872	TWD	27,299	0	(4)
	01/2026	ZAR	5,206		$303	0	(11)
	02/2026	COP	557,607		146	2	0
	02/2026	ILS	609		192	0	0
	02/2026	PEN	16,126		4,754	0	(36)
	02/2026		$1,433	COP	5,576,739	17	0
	02/2026		14	TWD	445	0	0
	03/2026	CLP	930,738		$999	0	(36)
	03/2026	COP	873,458		230	4	0

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

	03/2026	PEN	5,536		1,612	0	(31)
	03/2026	TWD	22,512		723	8	0
	03/2026		$309	PEN	1,042	0	0
	03/2026		100	TWD	3,108	0	(1)
	04/2026	COP	394,509		$103	2	0
	08/2026		$256	ZAR	4,559	15	0
CIB	01/2026		150	PEN	504	0	0
DUB	01/2026	ILS	556		$173	0	(2)
	01/2026	KRW	310,343		212	0	(3)
	01/2026		$429	ILS	1,367	1	0
	01/2026		1,162	INR	103,517	0	(13)
	01/2026		594	KRW	872,376	11	0
	01/2026		180	ZAR	3,018	3	0
	01/2026	ZAR	34,071		$1,955	0	(99)
	02/2026	ILS	1,367		429	0	(1)
	02/2026		$355	HUF	116,856	1	0
	02/2026		19	TWD	601	0	0
FAR	01/2026	AUD	4,165		$2,705	0	(75)
	01/2026	CHF	98		122	0	(2)
	01/2026	CNH	3,210		456	0	(5)
	01/2026	GBP	808		1,061	0	(28)
	01/2026	MXN	34,647		1,868	0	(52)
	01/2026	NZD	1,155		662	0	(4)
	01/2026		$227	ILS	728	2	0
	01/2026		895	PLN	3,274	17	0
	01/2026		206	ZAR	3,454	2	0
	01/2026	ZAR	29,418		$1,711	0	(63)
	02/2026	ILS	727		227	0	(2)
	02/2026	PEN	5,546		1,584	0	(63)
GLM	01/2026	CHF	1,290		1,609	0	(21)
	01/2026	COP	61,461		16	0	0
	01/2026	ILS	1,038		321	0	(5)
	01/2026	KRW	146,951		100	0	(2)
	01/2026	THB	3,595		113	0	(1)
	01/2026		$710	CAD	979	3	0
	01/2026		461	CNH	3,251	5	0
	01/2026		201	IDR	3,356,313	0	0
	01/2026		50	INR	4,501	0	0
	01/2026		27	MYR	110	0	0
	01/2026		654	PLN	2,388	11	0
	01/2026	ZAR	21,875		$1,269	0	(50)
	02/2026	COP	169,927		44	0	0
	02/2026	MXN	3,322		177	0	(7)
	02/2026		$351	MXN	6,510	9	0
	02/2026		54	TRY	2,474	2	0
	03/2026	COP	66,048		$17	0	0
	03/2026	PEN	697		206	0	(1)
	03/2026		$5,660	BRL	31,353	0	(13)
	03/2026		258	MXN	4,793	6	0
	04/2026	BRL	4,800		$846	2	(14)
	04/2026		$701	MXN	12,903	8	0
JPM	01/2026	CNH	13,365		$1,898	0	(20)
	01/2026	ILS	4,129		1,266	0	(31)
	01/2026	INR	37,129		417	5	0
	01/2026	KRW	2,191,992		1,526	7	(1)
	01/2026	NZD	122		71	0	0
	01/2026	PLN	2,020		551	0	(12)
	01/2026		$581	CNH	4,080	5	0
	01/2026		468	INR	41,641	0	(5)
	01/2026		397	KRW	584,767	8	0
	01/2026		145	NOK	1,478	2	0
	01/2026		673	PLN	2,479	18	0
	01/2026		689	TWD	21,309	0	(10)
	01/2026	ZAR	8,018		$467	0	(16)
	02/2026	COP	65,706		17	0	0
	02/2026		$1,467	KRW	2,102,055	0	(9)
	02/2026		588	MXN	10,904	15	0
	03/2026	COP	66,134		$17	0	0
	03/2026		$394	MXN	7,224	5	0
	04/2026	BRL	43,000		$7,295	0	(391)
	04/2026		$206	MXN	3,804	3	0
	06/2026	ZAR	2,500		$141	0	(8)
MBC	01/2026	BRL	1,229		223	0	(1)
	01/2026	CAD	7,051		5,010	0	(130)
	01/2026	CHF	230		290	0	(1)
	01/2026	EUR	507		595	0	(1)
	01/2026	JPY	943,800		6,074	44	0
	01/2026	NOK	705		70	0	0
	01/2026	SGD	8,253		6,361	0	(64)
	01/2026	THB	539		17	0	(1)
	01/2026		$222	BRL	1,229	2	0
	01/2026		633	CAD	875	5	0
	01/2026		211	CHF	167	0	0
	01/2026		1,121	EUR	962	10	0
	01/2026		95	INR	8,622	1	0
	01/2026		68	JPY	10,581	0	0

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

01/2026	169	PLN	620	4	0
01/2026	75	TWD	2,364	0	0
01/2026	80	ZAR	1,344	1	0
02/2026	161	MXN	2,987	4	0
03/2026	164	3,024	3	0
04/2026	175	3,231	3	0
MYI	01/2026	PLN	706	$197	0	0
01/2026	$300	CAD	417	4	0
01/2026	197	INR	17,800	1	0
01/2026	3	JPY	537	0	0
01/2026	245	KRW	357,532	3	0
01/2026	10	MYR	41	0	0
01/2026	120	PHP	7,039	0	(1)
01/2026	70	TWD	2,182	0	(1)
02/2026	ILS	1,224	$380	0	(4)
04/2026	$91	MXN	1,649	0	0
NGF	01/2026	KRW	508,740	$348	0	(5)
01/2026	$399	KRW	585,163	7	0
03/2026	50	TRY	2,293	1	0
RBC	01/2026	197	KRW	289,089	4	0
SCX	01/2026	CNH	6,401	$909	0	(10)
01/2026	INR	2,729	30	0	0
01/2026	JPY	22,300	143	0	0
01/2026	TWD	7,766	255	8	0
01/2026	$406	IDR	6,797,008	1	0
01/2026	201	INR	18,102	0	0
01/2026	964	JPY	149,885	0	(6)
SOG	01/2026	EUR	12,022	$13,919	0	(216)
01/2026	$3,585	JPY	560,697	0	(3)
01/2026	150	TWD	4,700	0	0
02/2026	162	MXN	2,989	4	0
03/2026	CLP	1,173,351	$1,211	0	(94)
03/2026	MXN	51,180	2,731	0	(91)
03/2026	PEN	15	4	0	0
03/2026	$2,073	MXN	38,834	68	0
UAG	01/2026	CHF	505	$631	0	(7)
01/2026	COP	5,798,016	1,475	0	(46)
01/2026	THB	317	10	0	0
01/2026	$50	CAD	69	0	0
01/2026	691	PLN	2,508	7	0
01/2026	ZAR	33,374	$1,919	0	(94)
02/2026	$145	MXN	2,693	4	0
03/2026	CLP	1,005,354	$1,081	0	(37)
03/2026	COP	7,180,521	1,828	0	(33)

Total Forward Foreign Currency Contracts	$689	$(2,386)

PURCHASED OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GST	Put - OTC CDX.IG-45 5-Year Index	Buy	0.650%	05/20/2026	62,300	$123	$93

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	7,400	$11	$4
Call - OTC USD versus HKD	7.800	08/24/2026	10,600	15	6
Put - OTC USD versus KRW	KRW	1,419.000	02/12/2026	850	5	5
Put - OTC USD versus ZAR	ZAR	18.000	08/19/2026	2,090	92	168
BRC	Put - OTC USD versus KRW	KRW	1,423.000	02/12/2026	280	2	2
GLM	Put - OTC USD versus BRL	BRL	5.390	02/04/2026	1,240	18	7
Call - OTC USD versus HKD	HKD	7.800	08/14/2026	1,900	2	1
MBC	Call - OTC USD versus HKD	7.800	08/14/2026	3,700	5	2
Call - OTC USD versus HKD	7.800	08/24/2026	4,000	6	2

$156	$197

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.093%	01/04/2027	43,200	$31	$19
Call - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.230	03/30/2026	4,500	34	13
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.317	03/02/2026	4,900	29	8
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.194	03/04/2026	1,200	4	1

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.758	03/30/2026	2,300	18	11
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.146	04/15/2026	2,700	22	5
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.972	08/04/2026	500	4	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.222	08/04/2026	200	3	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.965	08/05/2026	500	4	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.215	08/05/2026	200	3	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.067	08/12/2026	500	4	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.317	08/12/2026	200	2	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.075	08/14/2026	500	4	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.325	08/14/2026	200	2	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.427	08/06/2035	1,300	114	91
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.427	08/06/2035	1,300	114	113
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.656	08/20/2035	1,300	112	100
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.656	08/20/2035	1,300	112	105
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	2,000	172	156
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	2,000	172	160
BRC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	3,800	307	217
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	5,000	403	380
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.163	08/23/2027	284,300	1,428	995
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.163	08/23/2027	284,300	1,428	1,394
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.189	01/02/2026	3,700	16	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.442	03/24/2026	5,500	27	24
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.174	04/27/2026	4,300	32	10
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/20/2035	5,600	485	426
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/21/2035	4,400	380	334
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.751	10/14/2026	36,800	33	23
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.407	03/18/2026	7,200	36	25
GLM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	11,000	888	627
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	14,300	1,154	1,086
JPM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.260	04/28/2026	5,000	48	16
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	02/18/2026	12,200	25	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.989	08/06/2026	700	6	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.239	08/06/2026	300	4	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.995	08/07/2026	500	4	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.245	08/07/2026	200	3	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.038	08/11/2026	500	4	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.288	08/11/2026	200	2	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	8,900	784	641
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	8,900	784	762
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.857	10/07/2026	46,000	36	21
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.141	12/30/2026	48,000	36	19
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.082	01/04/2027	47,900	36	22
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.421	03/30/2026	5,300	27	22

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.174	04/27/2026	500	4	1
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.255	08/03/2026	6,000	78	26
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.505	08/03/2026	5,300	105	44
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.255	08/03/2026	5,300	78	38
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.048	08/10/2026	500	4	1
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.298	08/10/2026	200	2	1
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	08/07/2035	1,300	115	94
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	08/07/2035	1,300	115	112
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.520	08/13/2035	2,700	238	197
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.520	08/13/2035	2,700	238	229

$10,353	$8,584

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2056	$97.375	02/05/2026	$3,000	$4	$1
Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2056	98.906	02/05/2026	11,300	7	0
Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2056	98.922	02/05/2026	10,900	7	0

$18	$1

Total Purchased Options	$10,650	$8,875

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Call - OTC CDX.IG-45 5-Year Index	Buy	0.525%	01/21/2026	8,700	$(10)	$(11)
Call - OTC CDX.IG-45 5-Year Index	Buy	0.550	01/21/2026	25,360	(46)	(57)
Call - OTC CDX.IG-45 5-Year Index	Buy	0.575	01/21/2026	4,200	(10)	(14)
Call - OTC CDX.IG-45 5-Year Index	Buy	0.525	02/18/2026	24,200	(36)	(36)
Put - OTC CDX.IG-45 5-Year Index	Sell	0.525	02/18/2026	5,700	(9)	(6)
Call - OTC CDX.IG-45 5-Year Index	Buy	0.500	05/20/2026	13,800	(18)	(17)
Call - OTC CDX.IG-45 5-Year Index	Buy	0.525	05/20/2026	56,400	(105)	(105)
RBC	Call - OTC CDX.IG-45 5-Year Index	Buy	0.525	02/18/2026	900	(1)	(1)

$(235)	$(247)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	7,400	$(4)	$(2)
Call - OTC USD versus HKD	7.850	08/24/2026	10,600	(5)	(4)
Put - OTC USD versus KRW	KRW	1,383.000	02/12/2026	850	(2)	(1)
Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	4,180	(88)	(158)
BRC	Put - OTC USD versus KRW	KRW	1,385.000	02/12/2026	280	(1)	(1)
GLM	Put - OTC USD versus BRL	BRL	5.160	02/04/2026	1,240	(3)	0
Call - OTC USD versus BRL	5.680	02/04/2026	1,240	(15)	(10)
Call - OTC USD versus HKD	HKD	7.850	08/14/2026	1,900	(1)	(1)
MBC	Call - OTC USD versus HKD	7.850	08/14/2026	3,700	(2)	(1)
Call - OTC USD versus HKD	7.850	08/24/2026	4,000	(2)	(1)

$(123)	$(179)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.617%	03/02/2026	5,400	$(29)	$(35)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.646	04/15/2026	3,300	(25)	(28)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.625	01/08/2026	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.925	01/08/2026	100	0	0

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.622	01/29/2026	400	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.882	01/29/2026	400	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.066	02/05/2026	2,100	(4)	(2)
DUB	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.689	01/02/2026	4,100	(16)	0
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.742	03/24/2026	5,800	(27)	(28)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.674	04/27/2026	4,500	(32)	(38)
FAR	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.707	03/18/2026	7,500	(36)	(39)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.580	01/05/2026	600	(2)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.860	01/05/2026	600	(2)	0
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.578	01/12/2026	500	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.878	01/12/2026	500	(1)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.648	01/15/2026	500	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.928	01/15/2026	500	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.180	02/05/2026	5,900	(5)	(2)
JPM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.560	04/28/2026	5,100	(48)	(62)
MYC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.721	03/30/2026	5,700	(28)	(32)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.674	04/27/2026	600	(4)	(5)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.625	01/08/2026	500	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.925	01/08/2026	500	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.639	01/12/2026	400	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.919	01/12/2026	400	(1)	0
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.639	01/12/2026	500	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.919	01/12/2026	500	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.186	02/05/2026	6,100	(5)	(2)

$(275)	$(276)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2056	$97.375	01/07/2026	$1,600	$(4)	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 03/01/2056	102.133	03/05/2026	4,400	(12)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 03/01/2056	102.141	03/05/2026	6,600	(17)	(5)

$(33)	$(8)

Total Written Options	$(666)	$(710)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Soft Bank Group,Inc.	1.000%	Quarterly	06/20/2026	1.706%	$100	$(1)	$1	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$317	$(80)	$55	$0	$(25)

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	EUR	1,470	330	17	347	0
BPS	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	3,080	710	16	726	0
CBK	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	2,240	510	18	528	0
JPM	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	4,830	1,117	21	1,138	0
MYC	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	790	184	2	186	0

$2,771	$129	$2,925	$(25)

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	S&P 500 Total Return Index	N/A	4.600% (FEDL01 plus a specified spread)	Maturity	01/21/2026	$111,607	$0	$(12,885)	$0	$(12,885)
Pay	S&P 500 Total Return Index	N/A	4.375% (SOFR plus a specified spread)	Monthly	02/04/2026	2,755	0	11	11	0
FAR	Pay	S&P 500 Total Return Index	N/A	4.560% (SOFR plus a specified spread)	Monthly	02/04/2026	197,440	0	804	804	0
JPM	Receive	ERAUSLT Index	N/A	4.590% (FEDL01 plus a specified spread)	Maturity	01/21/2026	71,355	0	8,221	8,221	0
Pay	S&P 500 Total Return Index	N/A	4.420% (FEDL01 plus a specified spread)	Monthly	02/04/2026	35,022	0	140	140	0
Receive	ERAUSLT Index	N/A	4.30% (SOFR plus a specified spread)	Monthly	08/05/2026	101,115	0	(393)	0	(393)
Receive	ERAUSLT Index	N/A	4.330% (SOFR less a specified spread)	Monthly	12/09/2026	125,434	0	(446)	0	(446)
MYI	Receive	ERAUSLT Index	N/A	4.470% (SOFR plus a specified spread)	Monthly	02/04/2026	56,063	0	(227)	0	(227)

$0	$(4,775)	$9,176	$(13,951)

Total Swap Agreements	$2,770	$(4,645)	$12,101	$(13,976)

(k)

Securities with an aggregate market value of $16,418 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$11,951	$353	$12,304
Industrials	0	3,199	0	3,199
Utilities	0	2,971	0	2,971
Municipal Bonds & Notes
Illinois	0	220	0	220
U.S. Government Agencies	0	362,108	0	362,108
U.S. Treasury Obligations	0	14,206	0	14,206
Non-Agency Mortgage-Backed Securities	0	34,271	0	34,271
Asset-Backed Securities
Automobile ABS Other	0	740	0	740
Automobile Sequential	0	7,760	0	7,760
CMBS Other	0	10,942	0	10,942

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

Home Equity Other	0	48,510	0	48,510
Whole Loan Collateral	0	4,575	0	4,575
Other ABS	0	30,776	0	30,776
Sovereign Issues	0	61,349	0	61,349
Exchange-Traded Funds	47,661	0	0	47,661
Short-Term Instruments
Repurchase Agreements	0	61,000	0	61,000
South Africa Treasury Bills	0	147	0	147
U.S. Treasury Bills	0	8,474	0	8,474

	$47,661	$663,199	$353	$711,213
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$16	$0	$0	$16

Total Investments	$47,677	$663,199	$353	$711,229

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(52,508)	$0	$(52,508)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	452	648	0	1,100
Over the counter	0	21,665	0	21,665

	$452	$22,313	$0	$22,765
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(31)	(410)	0	(441)
Over the counter	0	(17,047)	(25)	(17,072)

	$(31)	$(17,457)	$(25)	$(17,513)

Total Financial Derivative Instruments	$421	$4,856	$(25)	$5,252

Totals	$48,098	$615,547	$328	$663,973

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

Schedule of Investments PIMCO RAE PLUS EMG Fund	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 181.1% ¤
CORPORATE BONDS & NOTES 2.6%
BANKING & FINANCE 1.7%
ARES Strategic Income Fund 5.450% due 09/09/2028	$500	$504
Athene Global Funding 5.033% due 07/17/2030	600	605
Bank of Nova Scotia 5.450% due 08/01/2029	400	417
Barclays PLC 6.224% due 05/09/2034 •	500	538
Ford Motor Credit Co. LLC
3.815% due 11/02/2027	200	197
5.800% due 03/05/2027	200	203
5.800% due 03/08/2029	200	204
GSPA Monetization Trust 6.422% due 10/09/2029	402	407
Host Hotels & Resorts LP 5.500% due 04/15/2035	100	101
Morgan Stanley 5.320% due 07/19/2035 •	100	103
VICI Properties LP 4.750% due 02/15/2028	200	202

		3,481

INDUSTRIALS 0.7%
Beignet Investor LLC 6.581% due 05/30/2049	880	930
Petroleos del Peru SA 5.625% due 06/19/2047	300	191
Petroleos Mexicanos 6.350% due 02/12/2048	100	79
United Airlines Pass-Through Trust 5.450% due 08/15/2038	97	100

		1,300

UTILITIES 0.2%
Southern California Edison Co.
4.650% due 10/01/2043	100	85
5.150% due 06/01/2029	400	409

		494

Total Corporate Bonds & Notes (Cost $5,130)		5,275

MUNICIPAL BONDS & NOTES 0.0%
NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009 7.242% due 01/01/2041	65	71

Total Municipal Bonds & Notes (Cost $65)		71

U.S. GOVERNMENT AGENCIES 100.9%
Federal Home Loan Mortgage Corp.
3.000% due 09/01/2032	414	406
5.000% due 02/01/2053 - 12/01/2053	1,934	1,933
5.500% due 11/01/2054 (e)	9,215	9,351
5.500% due 09/01/2055	1,506	1,550
6.000% due 10/01/2055	198	204
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 2.903% due 07/25/2054 ~	587	571
Federal Home Loan Mortgage Corp. REMICS
4.648% due 07/15/2041 •	69	68
4.798% due 08/15/2037 •	89	89
4.808% due 10/15/2037 •	13	13
4.814% due 11/25/2054 •	568	570
4.818% due 05/15/2037 - 09/15/2037 •	95	95
4.824% due 09/25/2055 •	9,960	10,028
4.974% due 11/25/2054 •	691	693
5.024% due 12/25/2054 •	793	796

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2025 (Unaudited)

Federal National Mortgage Association
3.000% due 01/01/2027		24	24
4.000% due 04/01/2043 - 08/01/2051 (e)		3,545	3,469
4.202% due 10/01/2029 ~		1,000	1,008
4.300% due 12/01/2029		702	708
4.300% due 12/01/2032 (e)		8,200	8,179
4.705% due 09/01/2031 ~(e)		2,000	2,043
4.720% due 10/01/2028		500	511
4.770% due 10/01/2028		600	613
4.930% due 06/01/2029		400	412
5.300% due 11/01/2030		900	942
5.500% due 07/01/2054		922	935
5.500% due 11/01/2054 (e)		891	919
Federal National Mortgage Association REMICS
4.339% due 07/25/2037 •		6	6
4.369% due 07/25/2037 •		13	13
4.389% due 09/25/2035 •		23	23
4.709% due 06/25/2037 •		93	93
4.824% due 11/25/2054 •		497	498
Federal National Mortgage Association-ACES 2.242% due 01/25/2031 ~(a)		2,278	116
Government National Mortgage Association REMICS
4.337% due 08/20/2047 •		337	329
5.068% due 07/20/2055 •		1,301	1,309
5.268% due 07/20/2055 •		4,612	4,655
Government National Mortgage Association, TBA
3.500% due 02/01/2056		6,400	5,824
4.000% due 02/01/2056		7,220	6,819
4.500% due 02/01/2056		3,150	3,066
5.000% due 01/01/2056		5,310	5,299
5.500% due 02/01/2056		3,010	3,037
6.000% due 02/01/2056		2,970	3,025
U.S. Small Business Administration 6.220% due 12/01/2028		2	2
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2056		370	327
4.000% due 02/01/2056		3,450	3,271
4.500% due 02/01/2056		5,810	5,667
5.000% due 02/01/2056		13,840	13,790
5.500% due 02/01/2056		1,370	1,388
6.000% due 02/01/2056		41,820	42,920
6.500% due 02/01/2056		52,690	54,772

Total U.S. Government Agencies (Cost $201,609)			202,379

U.S. TREASURY OBLIGATIONS 2.5%
U.S. Treasury Bonds
4.625% due 05/15/2044 (i)		2,400	2,357
4.875% due 08/15/2045		59	60
U.S. Treasury Notes
3.875% due 07/31/2030 (g)(i)		2,400	2,418
4.250% due 08/15/2035 (i)		96	97

Total U.S. Treasury Obligations (Cost $4,965)			4,932

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.6%
American Home Mortgage Assets Trust 6.750% due 11/25/2046 þ		273	250
Avon Finance 4.642% due 12/28/2049 •	GBP	502	677
Banc of America Funding Trust 4.976% due 02/20/2035 ~		$21	20
Banc of America Mortgage Trust 5.316% due 06/25/2035 ~		9	8
Bear Stearns ALT-A Trust 4.166% due 08/25/2036 •		876	793
BX Commercial Mortgage Trust 5.590% due 01/17/2039 •		1,000	1,000
CHL Mortgage Pass-Through Trust
6.000% due 07/25/2036		811	380
6.148% due 02/20/2036 •		6	6
6.500% due 12/25/2037		1,252	453
Citigroup Mortgage Loan Trust, Inc. 6.050% due 03/25/2036 •		42	43
CLNY Trust 5.278% due 11/15/2038 •		429	423
Countrywide Alternative Loan Trust 4.246% due 05/25/2036 •		195	171
CSMC Mortgage-Backed Trust 6.421% due 10/25/2037 ~		684	392
DSLA Mortgage Loan Trust 4.666% due 09/19/2044 •		61	56
First Horizon Mortgage Pass-Through Trust 4.697% due 10/25/2035 ~		138	125
GCAT Trust 6.007% due 01/25/2059 þ		325	327

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2025 (Unaudited)

GSR Mortgage Loan Trust 6.117% due 09/25/2035 ~		1	1
HarborView Mortgage Loan Trust
4.346% due 01/19/2036 •		1,437	928
4.528% due 06/20/2035 •		261	247
HomeBanc Mortgage Trust 4.466% due 03/25/2035 •		304	249
Impac CMB Trust 4.486% due 03/25/2035 •		217	213
IndyMac INDX Mortgage Loan Trust 4.366% due 06/25/2035 •		85	68
JP Morgan Mortgage Trust
5.099% due 08/25/2035 ~		48	43
5.750% due 01/25/2036		10	5
Lehman Mortgage Trust 4.496% due 11/25/2036 •		1,005	452
Lehman XS Trust 4.296% due 08/25/2046 •		1,133	1,188
Merrill Lynch Mortgage Investors Trust 4.882% due 09/25/2035 ~		71	56
Merrion Square Residential DAC 3.003% due 03/24/2081 •	EUR	691	814
Morgan Stanley Mortgage Loan Trust
3.550% due 07/25/2035 ~		$181	162
6.815% due 06/25/2036 þ		2,736	682
RALI Trust
4.206% due 09/25/2036 •		717	674
4.346% due 08/25/2035 •		1,255	856
5.225% due 12/25/2035 ~		1,041	917
Residential Asset Securitization Trust 6.000% due 03/25/2037		2,835	867
Sequoia Mortgage Trust 4.408% due 07/20/2034 •		176	176
Structured Adjustable Rate Mortgage Loan Trust 6.146% due 12/25/2037 •		1,165	1,008
Verus Securitization Trust 6.218% due 06/25/2069 þ		321	326
WaMu Mortgage Pass-Through Certificates Trust
3.485% due 01/25/2037 ~		126	108
4.140% due 12/25/2036 ~		72	65
4.176% due 02/25/2037 ~		333	311
4.303% due 06/25/2037 ~		617	553
5.529% due 10/25/2046 •		1,479	1,419
5.529% due 11/25/2046 •		1,374	1,244
Washington Mutual Mortgage Pass-Through Certificates Trust 3.911% due 09/25/2036 þ		2,145	561

Total Non-Agency Mortgage-Backed Securities (Cost $23,103)			19,317

ASSET-BACKED SECURITIES 21.0%
AUTOMOBILE ABS OTHER 1.6%
Carvana Auto Receivables Trust 5.050% due 05/12/2031		500	506
SBNA Auto Receivables Trust
5.120% due 03/17/2031		232	232
5.140% due 04/15/2031		2,350	2,358

			3,096

AUTOMOBILE SEQUENTIAL 1.9%
Avis Budget Rental Car Funding AESOP LLC 5.900% due 08/21/2028		400	410
FHF Trust 6.570% due 06/15/2028		95	95
Foursight Capital Automobile Receivables Trust 5.990% due 05/15/2028		56	56
GLS Auto Select Receivables Trust 5.960% due 10/16/2028		215	217
Hertz Vehicle Financing III LLC
5.440% due 01/25/2029		900	920
5.490% due 06/25/2027		700	702
Lendbuzz Securitization Trust 7.500% due 12/15/2028		660	672
Research-Driven Pagaya Motor Asset Trust 7.130% due 01/26/2032		157	158
Research-Driven Pagaya Motor Asset Trust V 5.320% due 09/25/2030		113	114
Santander Drive Auto Receivables Trust 5.930% due 07/17/2028		176	177

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2025 (Unaudited)

SCCU Auto Receivables Trust 5.700% due 10/16/2028		349	351

			3,872

CMBS OTHER 3.1%
Arbor Realty Commercial Real Estate Notes Ltd. 5.434% due 01/15/2037 •		202	203
AREIT Trust 5.187% due 01/20/2037 •		357	357
BDS LLC 5.302% due 10/17/2042 •		900	900
LMNT CRE LLC 5.550% due 07/21/2043 •		800	801
LoanCore Issuer Ltd. 5.165% due 11/15/2038 •		112	113
LRECS LLC 5.500% due 08/19/2043 •		800	802
MF1 LLC
5.306% due 02/18/2040 •		1,000	999
5.881% due 06/19/2037 •		1,158	1,159
6.366% due 09/17/2037 •		122	122
MF1 Ltd. 4.929% due 10/16/2036 •		147	147
TRTX Issuer Ltd. 5.386% due 02/15/2039 •		688	687

			6,290

HOME EQUITY OTHER 4.6%
Countrywide Asset-Backed Certificates 4.326% due 04/25/2037 •		593	534
Fremont Home Loan Trust 4.126% due 01/25/2037 •		1,809	938
GSAA Home Equity Trust 4.246% due 03/25/2037 •		4,509	1,229
GSAA Trust 5.995% due 03/25/2046 ~		4,178	1,453
IXIS Real Estate Capital Trust 4.246% due 03/25/2036 •		562	294
MASTR Specialized Loan Trust 4.971% due 11/25/2035 •		1,407	1,358
Morgan Stanley ABS Capital I, Inc. Trust
3.926% due 11/25/2036 •		1,194	708
4.026% due 03/25/2037 •		2,873	1,229
Option One Mortgage Loan Trust 4.066% due 05/25/2037 •		1,244	757
RCKT Mortgage Trust 6.147% due 06/25/2044 þ		334	338
Securitized Asset-Backed Receivables LLC Trust 4.326% due 07/25/2036 •		936	357

			9,195

WHOLE LOAN COLLATERAL 2.3%
Citigroup Mortgage Loan Trust, Inc. 7.250% due 05/25/2036 þ		858	424
GSRPM Mortgage Loan Trust 5.196% due 03/25/2035 •		3,189	3,560
Specialty Underwriting & Residential Finance Trust 4.146% due 09/25/2037 •		839	589

			4,573

OTHER ABS 7.5%
37 Capital CLO 1 Ltd. 5.185% due 10/15/2034 •		500	501
37 Capital CLO II Ltd. 5.195% due 07/15/2034 •		1,000	1,002
Anchorage Credit Funding 14 Ltd. 3.000% due 01/21/2040		300	288
Arbour CLO VI DAC 3.214% due 11/15/2037 •	EUR	800	942
Bain Capital Credit CLO Ltd. 5.124% due 07/16/2034 •		$500	500
BHG Securitization Trust 5.930% due 10/17/2035		311	312
BlueMountain CLO XXII Ltd. 5.246% due 07/15/2031 •		124	124
Capital Four U.S. CLO II Ltd. 5.784% due 01/20/2037 •		600	604
CarVal CLO I Ltd. 5.124% due 07/16/2031 •		652	653
CQS U.S. CLO Ltd. 5.084% due 01/20/2035 •		900	901

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2025 (Unaudited)

Elmwood CLO 15 Ltd. 5.007% due 04/22/2035 •		700	700
Henley CLO VII DAC 3.055% due 04/25/2034 •	EUR	483	568
Invesco Euro CLO III DAC 3.184% due 10/30/2038 •		500	588
Jamestown CLO XVIII Ltd. 5.128% due 07/25/2035 •		$500	501
KKR CLO 16 Ltd. 4.988% due 10/20/2034 •		500	500
Nelnet Student Loan Trust
6.118% due 02/20/2041 •		139	142
6.640% due 02/20/2041		139	145
Northwoods Capital XIV-B Ltd. 5.091% due 11/13/2031 •		538	538
Octagon Investment Partners 40 Ltd. 4.924% due 01/20/2035 •		500	500
Palmer Square European Loan Funding DAC
3.064% due 05/15/2034 •	EUR	535	630
3.954% due 05/15/2034 •		1,000	1,179
4.064% due 02/15/2035 •		500	590
Romark Credit Funding Ltd. 5.423% due 07/29/2043		$1,000	1,006
Sandstone Peak Ltd. 5.185% due 10/15/2034 •		600	601
TCW CLO AMR Ltd. 5.151% due 08/16/2034 •		500	500
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		18	18
Wellfleet CLO Ltd. 5.064% due 04/20/2034 •		500	501

			15,034

Total Asset-Backed Securities (Cost $46,766)			42,060

SOVEREIGN ISSUES 13.8%
Bonos de la Tesoreria de la Republica en pesos 5.000% due 10/01/2028	CLP	1,305,000	1,460
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2026 (b)	BRL	24,800	4,378
Colombia Government International Bonds 8.375% due 11/07/2054		$400	425
Colombia TES 11.000% due 08/22/2029	COP	7,673,700	1,921
Eagle Funding Luxco SARL 5.500% due 08/17/2030		$1,000	1,020
Ecuador Government International Bonds 0.000% due 07/31/2030 (b)		300	257
Ivory Coast Government International Bonds 6.625% due 03/22/2048	EUR	300	320
Japan Government Thirty Year Bonds 2.400% due 03/20/2055	JPY	130,000	682
Mexico Bonos 8.500% due 03/01/2029	MXN	43,000	2,411
Mexico Government International Bonds 5.850% due 07/02/2032		$200	206
Peru Government Bonds
6.850% due 08/12/2035	PEN	1,100	353
7.300% due 08/12/2033		3,200	1,086
7.600% due 08/12/2039		100	33
Peru Government International Bonds
5.400% due 08/12/2034		3,300	980
6.150% due 08/12/2032		15,300	4,912
6.950% due 08/12/2031		561	186
Republic of Poland Government Bonds 4.750% due 07/25/2029	PLN	3,480	986
Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	31,570	1,630
7.000% due 02/28/2031		26,360	1,557
8.000% due 01/31/2030		8,600	531
8.250% due 03/31/2032		3,400	211
8.500% due 01/31/2037		4,900	294
8.875% due 02/28/2035		17,700	1,116
Romania Government International Bonds 6.750% due 07/11/2039	EUR	400	490
Turkiye Government Bonds
39.431% (BISTREFI + 0.000%) due 08/19/2026 ~	TRY	100	2

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2025 (Unaudited)

39.431% (BISTREFI + 0.000%) due 05/17/2028 ~		9,500	221

Total Sovereign Issues (Cost $25,688)			27,668

		SHARES
EXCHANGE-TRADED FUNDS 15.2%
iShares Core S&P 500 ETF		44,559	30,520

Total Exchange-Traded Funds (Cost $30,088)			30,520

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 15.5%
COMMERCIAL PAPER 0.3%
Southern California Edison Co. 4.550% due 01/05/2026		$600	600

REPURCHASE AGREEMENTS (d) 15.2%			30,400

SOUTH AFRICA TREASURY BILLS 0.0%
7.505% due 06/17/2026 (b)(c)	ZAR	1,300	76

Total Short-Term Instruments (Cost $31,073)			31,076

Total Investments in Securities (Cost $368,487)			363,298

		SHARES
INVESTMENTS IN AFFILIATES 7.9%
SHORT-TERM INSTRUMENTS 7.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.9%
PIMCO Short Asset Portfolio		1,614,951	15,854
PIMCO Short-Term Floating NAV Portfolio III		3,447	34

Total Short-Term Instruments (Cost $15,846)			15,888

Total Investments in Affiliates (Cost $15,846)			15,888

Total Investments 189.0% (Cost $384,333)			$379,186
Financial Derivative Instruments (f)(h) 8.9%(Cost or Premiums, net $7,144)			17,828
Other Assets and Liabilities, net (97.9)%			(196,375)

Net Assets 100.0%			$200,639

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	3.790%	01/02/2026	01/05/2026	$14,500	U.S. Treasury Notes 3.500% due 11/30/2030	$(14,789)	$14,500	$14,500
3.870	12/31/2025	01/02/2026	13,500	U.S. Treasury Notes 4.000% due 01/31/2031	(13,747)	13,500	13,503
SAL	3.870	12/31/2025	01/02/2026	2,400	U.S. Treasury Bills 0.000% due 10/29/2026	(2,450)	2,400	2,400

Total Repurchase Agreements	$(30,986)	$30,400	$30,403

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BPS	3.970%	12/30/2025	01/06/2026	$(7,996)	$(7,998)
DEU	3.950	12/29/2025	01/07/2026	(2,430)	(2,431)
SAL	3.970	12/11/2025	01/07/2026	(1,955)	(1,960)
SBI	3.970	12/11/2025	01/07/2026	(10,140)	(10,165)

Total Reverse Repurchase Agreements	$(22,554)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (13.1)%
Government National Mortgage Association, TBA	3.000%	02/01/2056	$6,400	$(5,725)	$(5,744)
Uniform Mortgage-Backed Security, TBA	2.000	01/01/2056	4,490	(3,645)	(3,631)
Uniform Mortgage-Backed Security, TBA	2.500	01/01/2056	6,050	(5,137)	(5,115)
Uniform Mortgage-Backed Security, TBA	3.500	02/01/2056	12,870	(11,859)	(11,859)

Total Short Sales (13.1)%	$(26,366)	$(26,349)

(e)	Securities with an aggregate market value of $23,324 have been pledged as collateral under the terms of master agreements as of December 31, 2025.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(103) at a weighted average interest rate of 4.309%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note March Futures	$111.000	02/20/2026	29	$29	$(15)	$(8)

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2025 (Unaudited)

Call - CBOT U.S. Treasury 10-Year Note March Futures	114.000	02/20/2026	29	29	(19)	(5)

Total Written Options	$(34)	$(13)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

30-Day Federal Fund February Futures	02/2026	47	$18,881	$(7)	$0	$0
30-Day Federal Fund May Futures	05/2026	19	7,645	(14)	0	(1)
Australia Government 10-Year Bond March Futures	03/2026	33	2,411	4	3	0
California Carbon Allowance Vintage December Futures	12/2026	5	165	1	0	0
Euro-Bund March Futures	03/2026	57	8,545	(119)	0	(15)
U.S. Treasury 2-Year Note March Futures	03/2026	151	31,527	7	0	(11)
U.S. Treasury 5-Year Note March Futures	03/2026	132	14,428	(11)	0	(16)
U.S. Treasury 10-Year Note March Futures	03/2026	305	34,293	(72)	0	(62)
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	39	4,486	(6)	0	(7)

$(217)	$3	$(112)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Adjusted Interest Rate S&P 500 Total Return January Futures	01/2026	20	$(6,703)	$(21)	$58	$0
Adjusted Interest Rate S&P 500 Total Return June Futures	06/2026	21	(7,059)	(76)	61	0
Adjusted Interest Rate S&P 500 Total Return March Futures	03/2026	39	(13,087)	(157)	114	0
Euro-Oat March Futures	03/2026	64	(9,070)	54	22	0
Japan Government 10-Year Bond March Futures	03/2026	9	(7,608)	51	17	0
Mini MSCI Emerging Markets Index March Futures	03/2026	11	(776)	(17)	2	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	31	(3,658)	10	12	0

$(156)	$286	$0

Total Futures Contracts	$(373)	$289	$(112)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

General Electric Co.	1.000%	Quarterly	12/20/2026	0.064%	$400	$4	$0	$4	$0	$0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.226	600	4	(2)	2	0	0

$8	$(2)	$6	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-44 5-Year Index	(1.000)%	Quarterly	06/20/2030	$7,000	$(156)	$(3)	$(159)	$0	$0
CDX.IG-45 5-Year Index	(1.000)	Quarterly	12/20/2030	12,820	(281)	(13)	(294)	0	0

$(437)	$(16)	$(453)	$0	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	15,800	$(82)	$170	$88	$18	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033	100	(1)	5	4	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035	100	0	0	0	0	0

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2025 (Unaudited)

Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		1,900	(56)	61	5	3	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		980	46	(57)	(11)	0	(3)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.500	Annual	12/17/2055	JPY	290,000	(11)	(117)	(128)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		$8,400	103	(45)	58	6	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.150	Annual	08/25/2028		17,700	(24)	(3)	(27)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	3.842	Annual	02/28/2029		11,260	0	121	121	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		800	8	(16)	(8)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		200	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		5,820	154	(12)	142	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		2,210	(31)	4	(27)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		8,750	(144)	29	(115)	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		3,100	9	(46)	(37)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		7,300	934	(68)	866	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032		1,150	(12)	2	(10)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032		7,630	(173)	104	(69)	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		13,600	889	(230)	659	28	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		1,800	135	(113)	22	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		100	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		100	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034		100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		4,140	(17)	14	(3)	10	0
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		100	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034		100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034		100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034		100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		120	(1)	6	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		100	(1)	5	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		100	(1)	5	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		100	0	4	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		200	(1)	3	2	0	(1)

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2025 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034		200	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034		100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		8,250	(52)	43	(9)	19	0
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035		200	(1)	3	2	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035		100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035		100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035		200	(1)	2	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035		100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035		100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		50	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		50	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		200	(1)	0	(1)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		200	(1)	(2)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		200	(1)	(1)	(2)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		200	(1)	(1)	(2)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035		200	(1)	0	(1)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		19,870	43	25	68	48	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		1,110	(20)	25	5	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		2,000	30	126	156	7	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		300	70	52	122	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.046	Annual	11/15/2052		1,400	0	(30)	(30)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	4.054	Annual	11/15/2052		1,460	0	(30)	(30)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		1,970	106	375	481	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		200	(5)	29	24	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		6,100	96	603	699	20	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		5,210	(447)	(154)	(601)	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		1,410	35	67	102	5	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.110	Annual	08/25/2057		200	0	(4)	(4)	0	(1)
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	800	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		8,900	0	(7)	(7)	0	(1)
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		1,700	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	12.975	Maturity	01/02/2029		14,100	0	(8)	(8)	0	0
Pay	1-Year BRL-CDI	13.245	Maturity	01/02/2029		16,800	0	(4)	(4)	0	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		5,800	0	(5)	(5)	0	(2)
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		500	0	0	0	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.590	Quarterly	08/22/2029	COP	3,770,900	0	66	66	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	8.933	Quarterly	08/22/2029		3,450,900	0	51	51	0	(1)
Receive	3-Month PLN-WIBOR	4.136	Annual	07/25/2029	PLN	1,360	(3)	(3)	(6)	0	0
Receive	3-Month PLN-WIBOR	4.930	Annual	07/25/2029		2,300	0	(27)	(27)	0	(1)
Receive(6)	3-Month PLN-WIBOR	4.723	Annual	12/01/2035		900	0	0	0	0	0

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2025 (Unaudited)

Receive(6)	3-Month PLN-WIBOR	4.685	Annual	12/02/2035		100	0	0	0	0	0
Receive(6)	3-Month PLN-WIBOR	4.730	Annual	12/31/2035		100	0	0	0	0	0
Receive	3-Month ZAR-JIBAR	7.205	Quarterly	02/28/2031	ZAR	19,290	(10)	(19)	(29)	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	4,900	(21)	(2)	(23)	0	(3)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		3,100	61	(103)	(42)	0	(4)
Receive	6-Month CLP-CHILIBOR	4.568	Semi-Annual	10/01/2028	CLP	801,600	0	(1)	(1)	0	(1)
Receive	6-Month CLP-CHILIBOR	4.580	Semi-Annual	10/01/2028		444,700	0	0	0	0	0
Pay	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	200	0	0	0	0	0
Pay(6)	6-Month CZK-PRIBOR	4.523	Annual	12/01/2035		5,000	0	1	1	1	0
Pay(6)	6-Month CZK-PRIBOR	4.485	Annual	12/02/2035		600	0	0	0	0	0
Pay(6)	6-Month CZK-PRIBOR	4.530	Annual	12/31/2035		500	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030	EUR	200	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		100	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.350	Annual	04/29/2030		100	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		100	(1)	(3)	(4)	0	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		100	(1)	(2)	(3)	0	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		90	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		100	(1)	(2)	(3)	0	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		100	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		100	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		100	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		100	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.590	Annual	08/19/2034		100	0	2	2	0	0
Receive	6-Month EUR-EURIBOR	2.580	Annual	08/29/2034		100	0	2	2	0	0
Receive	6-Month EUR-EURIBOR	2.390	Annual	10/01/2034		100	0	4	4	0	0
Pay	6-Month EUR-EURIBOR	2.380	Annual	12/31/2034		100	0	(5)	(5)	0	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		100	0	(5)	(5)	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		100	0	3	3	0	0
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		100	0	(3)	(3)	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		100	0	(2)	(2)	0	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		100	0	(2)	(2)	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		100	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.510	Annual	04/09/2035		100	0	2	2	0	0
Receive	6-Month EUR-EURIBOR	2.520	Annual	04/09/2035		100	0	2	2	0	0
Receive	6-Month EUR-EURIBOR	2.530	Annual	04/23/2035		100	0	2	2	0	0
Receive	6-Month EUR-EURIBOR	2.450	Annual	05/05/2035		100	0	3	3	0	0
Receive	28-Day MXN-TIIE	7.000	Lunar	03/01/2029	MXN	9,250	0	7	7	0	0
Receive	28-Day MXN-TIIE	7.011	Lunar	03/01/2029		18,500	0	13	13	0	(1)
Pay	28-Day MXN-TIIE	7.760	Lunar	03/01/2029		4,800	0	2	2	0	0
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029		19,100	(31)	(17)	(48)	0	(1)
Receive	CPURNSA	2.519	Maturity	04/04/2029		$1,670	6	(6)	0	3	0
Receive	CPURNSA	2.502	Maturity	03/25/2030		2,600	0	(11)	(11)	4	0
Receive	CPURNSA	2.520	Maturity	03/27/2030		3,500	0	(19)	(19)	5	0
Receive	CPURNSA	2.650	Maturity	08/12/2034		5,600	99	(57)	42	10	0
Receive	CPURNSA	2.487	Maturity	12/07/2051		1,150	24	17	41	3	0

							$1,687	$830	$2,517	$274	$(78)

Total Swap Agreements							$1,258	$812	$2,070	$274	$(78)

(g)

Securities with an aggregate market value of $1,082 and cash of $10,336 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2025 (Unaudited)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)			This instrument has a forward starting effective date.
(h)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	01/2026		$420	JPY	65,359	$0	$(3)
BOA	01/2026	AUD	147		$97	0	(1)
	01/2026	CLP	46,543		50	0	(2)
	01/2026	KRW	62,476		43	0	0
	01/2026	PHP	5,307		90	0	0
	01/2026	PLN	4,021		1,090	0	(30)
	01/2026	THB	2,919		90	0	(3)
	01/2026	TWD	4,276		140	4	0
	01/2026		$220	CAD	302	0	0
	01/2026		51	CLP	46,544	1	0
	01/2026		100	COP	376,100	0	(1)
	01/2026		116	KRW	169,043	2	0
	01/2026		277	PLN	1,014	5	0
	01/2026		26	TWD	807	0	0
	02/2026	ILS	408		$128	0	0
	03/2026	CLP	46,544		51	0	(1)
	03/2026	PEN	10,402		3,086	0	(1)
	03/2026		$129	MXN	2,342	0	0
	03/2026		50	PEN	169	0	0
	04/2026	MXN	3,201		$176	0	0
	04/2026		$40	MXN	742	1	0
BPS	01/2026	AUD	1,192		$776	0	(20)
	01/2026	CHF	48		61	0	0
	01/2026	CNH	3,478		494	0	(6)
	01/2026	ILS	1,054		325	0	(5)
	01/2026	INR	10,818		120	0	0
	01/2026	JPY	45,200		293	4	0
	01/2026	KRW	103,177		70	0	(2)
	01/2026	NZD	1,112		632	0	(9)
	01/2026	PLN	568		156	0	(3)
	01/2026	TWD	26,286		854	17	0
	01/2026		$60	CLP	54,443	1	0
	01/2026		532	CNH	3,724	2	0
	01/2026		55	COP	210,369	0	0
	01/2026		130	EUR	111	0	0
	01/2026		173	IDR	2,901,893	0	0
	01/2026		60	INR	5,420	0	0
	01/2026		48	PHP	2,852	0	0
	01/2026		356	PLN	1,291	4	0
	01/2026		894	TWD	28,043	2	(3)
	01/2026		329	ZAR	5,485	2	0
	01/2026	ZAR	1,677		$100	0	(1)
	02/2026		$128	INR	11,507	0	0
	02/2026		313	TWD	9,824	0	(1)
	03/2026	CZK	1,735		$83	0	(1)
	03/2026	TWD	10,221		329	4	0
	03/2026		$1,177	TWD	36,804	0	(7)
	04/2026	BRL	1,500		$263	0	(5)
BRC	01/2026	EUR	158		183	0	(2)
	01/2026	PHP	2,955		50	0	0
	01/2026	THB	12,327		392	0	0
	01/2026		$40	IDR	667,160	0	0
	01/2026		75	ILS	242	1	0
	01/2026		139	MYR	570	2	0
	01/2026		55	PLN	200	1	0

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2025 (Unaudited)

	01/2026	ZAR	12,282		$709	0	(32)
	02/2026	ILS	175		54	0	(1)
	02/2026	TRY	576		13	0	0
	02/2026		$660	TRY	29,929	19	0
	03/2026		510	MXN	9,446	11	0
	03/2026		633	TRY	28,974	7	0
BSH	01/2026	BRL	2,208		$401	0	(2)
	01/2026	PEN	403		120	0	0
	01/2026		$398	BRL	2,208	5	0
	01/2026		586	CLP	550,590	26	0
	01/2026		678	JPY	105,471	0	(4)
	01/2026		114	PEN	403	6	0
	02/2026	BRL	2,224		$398	0	(5)
	02/2026		$51	COP	196,618	1	0
	03/2026	PEN	6,037		$1,728	0	(63)
	04/2026	BRL	3,200		563	1	(9)
	05/2026	PEN	1,527		448	0	(4)
	06/2026		$120	PEN	405	0	0
CBK	01/2026	BRL	1,740		$317	0	(1)
	01/2026	CAD	239		171	0	(3)
	01/2026	COP	3,597,729		920	0	(20)
	01/2026	EUR	48		57	0	0
	01/2026	IDR	835,950		50	0	0
	01/2026	ILS	161		50	0	(1)
	01/2026	INR	1,063		12	0	0
	01/2026	NOK	620		61	0	(1)
	01/2026	NZD	158		91	0	0
	01/2026	PLN	211		59	0	0
	01/2026	TWD	50,495		1,640	33	0
	01/2026		$203	AUD	305	1	0
	01/2026		320	BRL	1,740	0	(3)
	01/2026		110	CLP	100,667	2	0
	01/2026		411	CNH	2,870	1	0
	01/2026		70	COP	267,862	1	0
	01/2026		50	IDR	833,781	0	0
	01/2026		2,808	INR	250,891	2	(26)
	01/2026		146	KRW	214,141	3	0
	01/2026		240	PEN	809	1	0
	01/2026		40	PLN	142	0	0
	01/2026		0	THB	4	0	0
	01/2026		497	TWD	15,551	0	(2)
	01/2026		100	ZAR	1,728	4	0
	02/2026	ILS	321		$101	0	0
	02/2026	PEN	1,721		509	0	(2)
	02/2026		$596	COP	2,318,908	7	0
	02/2026		8	TWD	243	0	0
	03/2026	CLP	471,976		$507	0	(18)
	03/2026	PEN	2,105		613	0	(12)
	03/2026	TWD	11,109		357	4	0
	03/2026		$123	PEN	415	0	0
	03/2026		50	TWD	1,554	0	0
	08/2026		124	ZAR	2,208	7	0
CIB	01/2026		50	PEN	168	0	0
DUB	01/2026	ILS	292		$91	0	(1)
	01/2026	KRW	169,124		116	0	(2)
	01/2026		$50	COP	189,422	0	(1)
	01/2026		225	ILS	719	0	0
	01/2026		609	INR	54,212	0	(7)
	01/2026		510	KRW	749,146	9	0
	01/2026		100	ZAR	1,674	1	0
	01/2026	ZAR	17,541		$1,007	0	(51)
	02/2026	ILS	718		225	0	0
	02/2026		$203	HUF	66,718	1	0
	02/2026		10	TWD	328	0	0
	03/2026	TWD	3,365		$107	0	0
FAR	01/2026	AUD	2,150		1,397	0	(38)
	01/2026	CHF	50		62	0	(1)
	01/2026	CNH	1,734		246	0	(2)
	01/2026	INR	50,042		559	4	0
	01/2026	MXN	18,376		991	0	(27)
	01/2026	NZD	648		372	0	(2)
	01/2026	THB	3,354		108	1	0
	01/2026		$119	ILS	382	1	0
	01/2026		741	INR	67,553	9	0
	01/2026		446	PLN	1,630	8	0
	01/2026	ZAR	16,825		$981	0	(34)
	02/2026	ILS	382		119	0	(1)
	02/2026	PEN	2,773		792	0	(32)
GLM	01/2026	CHF	684		853	0	(11)
	01/2026	ILS	573		177	0	(3)
	01/2026	MYR	41		10	0	0
	01/2026	THB	1,616		51	0	(1)
	01/2026		$308	CAD	422	0	(1)
	01/2026		251	CNH	1,767	3	0
	01/2026		50	COP	188,456	0	0
	01/2026		100	IDR	1,678,156	0	0

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2025 (Unaudited)

	01/2026		50	INR	4,501	0	0
	01/2026		9	MYR	35	0	0
	01/2026		332	PLN	1,213	6	0
	01/2026		269	THB	8,569	3	0
	01/2026	ZAR	11,286		$655	0	(26)
	02/2026		$552	BRL	3,040	0	(1)
	02/2026		186	MXN	3,453	5	0
	02/2026		27	TRY	1,250	1	0
	03/2026		2,503	BRL	13,867	0	(6)
	03/2026		137	MXN	2,540	3	0
	04/2026	BRL	6,500		$1,146	3	(19)
	04/2026		$400	MXN	7,364	5	0
IND	01/2026	BRL	5,686		$1,033	0	(4)
	01/2026		$1,053	BRL	5,686	0	(15)
JPM	01/2026	BRL	1,224		$221	0	(2)
	01/2026	CNH	7,217		1,025	0	(11)
	01/2026	HKD	185		24	0	0
	01/2026	ILS	2,205		676	0	(16)
	01/2026	INR	17,680		199	2	0
	01/2026	KRW	1,170,924		816	4	0
	01/2026	NZD	87		50	0	0
	01/2026	PLN	1,029		281	0	(6)
	01/2026	TWD	3,231		105	2	0
	01/2026		$222	BRL	1,224	1	0
	01/2026		301	CNH	2,111	2	0
	01/2026		245	INR	21,813	0	(3)
	01/2026		199	KRW	292,384	4	0
	01/2026		26	NOK	268	0	0
	01/2026		405	PLN	1,493	11	0
	01/2026		344	TWD	10,660	0	(5)
	01/2026	ZAR	4,137		$241	0	(8)
	02/2026		$816	KRW	1,169,388	0	(5)
	02/2026		326	MXN	6,041	8	0
	03/2026		229		4,197	3	0
	04/2026	BRL	13,600		$2,307	0	(124)
	04/2026		$113	MXN	2,087	2	0
	06/2026	ZAR	1,300		$73	0	(4)
MBC	01/2026	CAD	3,070		2,181	0	(57)
	01/2026	CHF	112		141	0	0
	01/2026	HKD	1,595		205	0	0
	01/2026	JPY	507,900		3,269	24	0
	01/2026	SEK	1,073		113	0	(4)
	01/2026	SGD	4,420		3,406	0	(34)
	01/2026		$217	AUD	325	0	0
	01/2026		141	CHF	112	0	0
	01/2026		103	EUR	87	0	0
	01/2026		39	INR	3,495	0	0
	01/2026		29	JPY	4,521	0	0
	01/2026		89	PLN	326	2	0
	01/2026		210	SEK	1,975	4	0
	01/2026		58	THB	1,894	2	0
	01/2026		390	TWD	11,910	0	(11)
	01/2026		30	ZAR	504	0	0
	02/2026		86	MXN	1,584	2	0
	03/2026		95		1,756	2	0
	04/2026		97		1,784	1	0
MYI	01/2026		150	CAD	209	2	0
	01/2026		98	INR	8,900	1	0
	01/2026		2	JPY	361	0	0
	01/2026		98	KRW	143,013	1	0
	01/2026		30	MYR	123	0	0
	01/2026		40	TWD	1,247	0	0
	02/2026	ILS	644		$200	0	(2)
	04/2026		$60	MXN	1,092	0	0
NGF	01/2026	KRW	356,454		$243	0	(4)
	01/2026		$209	KRW	306,679	4	0
	03/2026		331	TRY	15,149	4	0
RBC	01/2026		212	CAD	292	1	0
	01/2026		99	KRW	144,545	2	0
RYL	01/2026	HKD	2,576		$331	0	0
	01/2026		$239	HKD	1,860	0	0
SCX	01/2026	CNH	3,457		$491	0	(5)
	01/2026	INR	1,821		20	0	0
	01/2026	JPY	10,200		65	0	0
	01/2026	TWD	4,636		152	5	0
	01/2026		$289	IDR	4,826,839	0	0
	01/2026		39	INR	3,559	0	0
	01/2026		526	JPY	81,816	0	(3)
	03/2026	MXN	1,935		$106	0	0
SOG	01/2026	EUR	6,106		7,069	0	(110)
	01/2026	INR	750		8	0	0
	01/2026		$1,957	JPY	306,062	0	(2)
	01/2026		217	TWD	6,706	0	(3)
	02/2026		255	BRL	1,422	3	0
	02/2026		86	MXN	1,585	2	0
	03/2026	CLP	483,708		$499	0	(39)

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2025 (Unaudited)

03/2026	MXN	27,581	1,472	0	(49)
03/2026	PEN	212	63	0	0
03/2026	$1,012	MXN	18,958	33	0
SSB	01/2026	IDR	1,732,798	$104	0	0
01/2026	INR	29,393	328	2	0
01/2026	KRW	260,626	178	0	(3)
01/2026	TWD	15,245	493	8	0
01/2026	$301	INR	26,924	0	(2)
UAG	01/2026	BRL	7,468	$1,365	2	0
01/2026	CHF	264	330	0	(4)
01/2026	COP	2,400,110	611	0	(19)
01/2026	PLN	439	120	0	(2)
01/2026	$1,357	BRL	7,468	6	0
01/2026	60	CAD	83	0	0
01/2026	352	PLN	1,278	4	0
01/2026	ZAR	17,183	$988	0	(48)
02/2026	$77	MXN	1,420	2	0
03/2026	CLP	509,813	$548	0	(19)
03/2026	COP	4,169,112	1,061	0	(19)

Total Forward Foreign Currency Contracts	$416	$(1,225)

PURCHASED OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GST	Put - OTC CDX.IG-45 5-Year Index	Buy	0.650%	05/20/2026	32,300	$63	$48

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	3,600	$5	$2
Call - OTC USD versus HKD	7.800	08/24/2026	5,400	8	3
Put - OTC USD versus KRW	KRW	1,419.000	02/12/2026	460	3	3
Put - OTC USD versus ZAR	ZAR	18.000	08/19/2026	1,040	46	84
BRC	Put - OTC USD versus KRW	KRW	1,423.000	02/12/2026	160	1	1
GLM	Put - OTC USD versus BRL	BRL	5.390	02/04/2026	610	9	3
Call - OTC USD versus HKD	HKD	7.800	08/14/2026	1,000	1	1
MBC	Call - OTC USD versus HKD	7.800	08/14/2026	1,800	2	1
Call - OTC USD versus HKD	7.800	08/24/2026	2,000	3	1

$78	$99

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.093%	01/04/2027	22,800	$16	$10
Call - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.230	03/30/2026	2,300	18	7
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.317	03/02/2026	2,600	15	4
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.194	03/04/2026	600	2	1
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.758	03/30/2026	1,100	9	5
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.146	04/15/2026	1,400	11	3
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.972	08/04/2026	200	2	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.222	08/04/2026	100	1	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.965	08/05/2026	200	2	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.215	08/05/2026	100	1	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.067	08/12/2026	300	2	1
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.317	08/12/2026	100	1	1
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.075	08/14/2026	200	2	1
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.325	08/14/2026	100	1	1
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.427	08/06/2035	700	62	49
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.427	08/06/2035	700	62	61
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.656	08/20/2035	600	52	46

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2025 (Unaudited)

	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.656	08/20/2035	600	52	49
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	1,000	86	78
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	1,000	86	80
BRC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	1,900	153	108
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	2,500	202	190
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.163	08/23/2027	141,600	711	496
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.163	08/23/2027	141,600	711	694
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.189	01/02/2026	1,900	8	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.442	03/24/2026	2,900	14	13
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.174	04/27/2026	2,400	18	6
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/20/2035	2,700	234	205
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/21/2035	2,200	190	167
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.751	10/14/2026	19,100	17	12
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.407	03/18/2026	3,700	19	13
GLM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	5,500	444	313
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	7,200	581	547
JPM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.260	04/28/2026	2,600	25	9
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	02/18/2026	6,100	13	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.989	08/06/2026	300	3	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.239	08/06/2026	200	3	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.995	08/07/2026	200	2	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.245	08/07/2026	100	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.038	08/11/2026	300	3	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.288	08/11/2026	100	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	4,500	396	324
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	4,500	396	385
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.857	10/07/2026	24,100	19	11
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.141	12/30/2026	24,600	18	10
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.082	01/04/2027	24,500	18	11
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.421	03/30/2026	2,900	15	12
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.174	04/27/2026	200	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.255	08/03/2026	3,000	39	13
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.505	08/03/2026	2,600	52	21
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.255	08/03/2026	2,600	38	19
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.048	08/10/2026	300	2	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.298	08/10/2026	100	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	08/07/2035	700	62	50
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	08/07/2035	700	62	60
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.520	08/13/2035	1,400	123	102
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.520	08/13/2035	1,400	123	119

							$5,201	$4,311

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2025 (Unaudited)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2056	$97.375	02/05/2026	$1,600	$2	$1
Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2056	98.906	02/05/2026	6,100	4	0
Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2056	98.922	02/05/2026	5,900	4	0

$10	$1

Total Purchased Options	$5,352	$4,459

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Call - OTC CDX.IG-45 5-Year Index	Buy	0.525%	01/21/2026	4,600	$(6)	$(6)
Call - OTC CDX.IG-45 5-Year Index	Buy	0.550	01/21/2026	13,440	(25)	(30)
Call - OTC CDX.IG-45 5-Year Index	Buy	0.575	01/21/2026	2,200	(5)	(7)
Call - OTC CDX.IG-45 5-Year Index	Buy	0.525	02/18/2026	12,900	(19)	(19)
Put - OTC CDX.IG-45 5-Year Index	Sell	0.525	02/18/2026	2,900	(4)	(3)
Call - OTC CDX.IG-45 5-Year Index	Buy	0.500	05/20/2026	7,300	(9)	(9)
Call - OTC CDX.IG-45 5-Year Index	Buy	0.525	05/20/2026	29,200	(54)	(54)
RBC	Call - OTC CDX.IG-45 5-Year Index	Buy	0.525	02/18/2026	500	(1)	(1)

$(123)	$(129)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	3,600	$(2)	$(1)
Call - OTC USD versus HKD	7.850	08/24/2026	5,400	(3)	(2)
Put - OTC USD versus KRW	KRW	1,383.000	02/12/2026	460	(1)	(1)
Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	2,070	(44)	(78)
BRC	Put - OTC USD versus KRW	KRW	1,385.000	02/12/2026	160	0	0
GLM	Put - OTC USD versus BRL	BRL	5.160	02/04/2026	610	(2)	0
Call - OTC USD versus BRL	5.680	02/04/2026	610	(7)	(5)
Call - OTC USD versus HKD	HKD	7.850	08/14/2026	1,000	0	0
MBC	Call - OTC USD versus HKD	7.850	08/14/2026	1,800	(1)	(1)
Call - OTC USD versus HKD	7.850	08/24/2026	2,000	(1)	(1)

$(61)	$(89)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.617%	03/02/2026	2,900	$(16)	$(19)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.646	04/15/2026	1,600	(12)	(14)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.622	01/29/2026	300	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.882	01/29/2026	300	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.066	02/05/2026	1,100	(2)	(1)
DUB	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.689	01/02/2026	2,100	(8)	0
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.742	03/24/2026	3,100	(14)	(15)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.674	04/27/2026	2,500	(17)	(21)
FAR	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.707	03/18/2026	3,800	(18)	(20)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.580	01/05/2026	400	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.860	01/05/2026	400	(1)	0
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.578	01/12/2026	200	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.878	01/12/2026	200	0	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.648	01/15/2026	200	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.928	01/15/2026	200	(1)	0

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2025 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.180	02/05/2026	3,200	(3)	(1)
JPM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.560	04/28/2026	2,700	(25)	(33)
MYC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.721	03/30/2026	3,100	(15)	(17)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.674	04/27/2026	200	(1)	(2)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.625	01/08/2026	300	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.925	01/08/2026	300	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.639	01/12/2026	200	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.919	01/12/2026	200	0	0
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.639	01/12/2026	300	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.919	01/12/2026	300	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.186	02/05/2026	3,300	(3)	(1)

$(144)	$(145)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2056	$97.375	01/07/2026	$800	$(2)	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 03/01/2056	102.133	03/05/2026	2,400	(7)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 03/01/2056	102.141	03/05/2026	3,600	(9)	(3)

$(18)	$(5)

Total Written Options	$(346)	$(368)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Saudi Arabia Government International Bonds	1.000%	Quarterly	12/20/2035	1.056%	$200	$0	$(1)	$0	$(1)
GST	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.706	100	(1)	1	0	0
JPM	Saudi Arabia Government International Bonds	1.000	Quarterly	06/20/2035	1.033	500	3	(4)	0	(1)

$2	$(4)	$0	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	630	$142	$7	$149	$0
BPS	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	1,260	291	6	297	0
BRC	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	$832	(232)	167	0	(65)
CBK	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	EUR	840	191	7	198	0
JPM	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	1,960	453	9	462	0
MYC	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	290	67	1	68	0

$912	$197	$1,174	$(65)

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	ERAEMLT Index	2,680	5.010% (SOFR plus a specified spread)	Maturity	07/01/2026	$14,034	$0	$2,278	$2,278	$0
MEI	Receive	ERAEMLT Index	10,624	4.880% (FEDL01 plus a specified spread)	Maturity	01/07/2026	52,063	0	11,242	11,242	0

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2025 (Unaudited)

	Receive	ERAEMLT Index	2,047	4.905% (SOFR plus a specified spread)	Monthly	03/04/2026	12,806	0	(53)	0	(53)
	Receive	ERAEMLN Index	5,847	4.50% (SOFR less a specified spread)	Monthly	05/06/2026	15,704	0	(60)	0	(60)
	Receive	ERAEMLN Index	3,339	4.330% (SOFR plus a specified spread)	Monthly	07/08/2026	8,968	0	(33)	0	(33)
	Receive	ERAEMLN Index	30,195	4.290% (SOFR plus a specified spread)	Monthly	08/05/2026	81,098	0	(295)	0	(295)

								$0	$13,079	$13,520	$(441)

Total Swap Agreements								$914	$13,272	$14,694	$(508)

(i)

Securities with an aggregate market value of $886 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$3,481	$0		$3,481
Industrials						0	1,300	0		1,300
Utilities						0	494	0		494
Municipal Bonds & Notes
Nebraska						0	71	0		71
U.S. Government Agencies						0	202,379	0		202,379
U.S. Treasury Obligations						0	4,932	0		4,932
Non-Agency Mortgage-Backed Securities						0	19,317	0		19,317
Asset-Backed Securities
Automobile ABS Other						0	3,096	0		3,096
Automobile Sequential						0	3,872	0		3,872
CMBS Other						0	6,290	0		6,290
Home Equity Other						0	9,195	0		9,195
Whole Loan Collateral						0	4,573	0		4,573
Other ABS						0	15,034	0		15,034
Sovereign Issues						0	27,668	0		27,668
Exchange-Traded Funds						30,520	0	0		30,520
Short-Term Instruments
Commercial Paper						0	600	0		600
Repurchase Agreements						0	30,400	0		30,400
South Africa Treasury Bills						0	76	0		76

						$30,520	$332,778	$0		$363,298
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes						$15,888	$0	$0		$15,888

Total Investments						$46,408	$332,778	$0		$379,186

Short Sales, at Value - Liabilities
U.S. Government Agencies						$0	$(26,349)	$0		$(26,349)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared						277	286	0		563
Over the counter						0	19,569	0		19,569

						$277	$19,855	$0		$20,132
Financial Derivative Instruments - Liabilities

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	December 31, 2025 (Unaudited)

Exchange-traded or centrally cleared	(15)	(188)	0	(203)
Over the counter	0	(2,036)	(65)	(2,101)

	$(15)	$(2,224)	$(65)	$(2,304)

Total Financial Derivative Instruments	$262	$17,631	$(65)	$17,828

Totals	$46,670	$324,060	$(65)	$370,665

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

Schedule of Investments PIMCO RAE PLUS Fund	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 164.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Panama Government International Bonds 4.546% - 9.606% (EUR006M + 2.450%) due 04/01/2027 «~	EUR	1,000	$1,187

Total Loan Participations and Assignments (Cost $1,082)			1,187

CORPORATE BONDS & NOTES 3.5%
BANKING & FINANCE 2.4%
123 Lights Re Ltd. 14.580% (FHMMUSTF + 11.000%) due 09/14/2031 ~		$250	258
Armor RE II Ltd. 12.110% (BRMMUSDF + 8.500%) due 01/07/2032 ~		250	264
Athene Global Funding 5.033% due 07/17/2030		4,700	4,738
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		83	81
Bank of Nova Scotia 5.450% due 08/01/2029		2,000	2,085
Barclays PLC 7.437% due 11/02/2033 •		1,500	1,716
Cape Lookout Re Ltd. 10.480% (FHMMUSTF + 6.900%) due 03/13/2032 ~		550	583
Credicorp Capital Sociedad Titulizadora SA 9.700% due 03/05/2045	PEN	700	221
East Lane Re VII Ltd. 12.042% (T-BILL 3MO + 8.500%) due 03/31/2032 ~		$300	300
F&G Global Funding 5.875% due 01/16/2030		200	208
Ford Motor Credit Co. LLC
4.125% due 08/17/2027		400	397
5.800% due 03/05/2027		400	405
5.800% due 03/08/2029		600	613
7.350% due 11/04/2027		300	313
GA Global Funding Trust 5.900% due 01/13/2035		350	359
GLP Capital LP/GLP Financing II, Inc. 5.625% due 09/15/2034		200	203
Golden Bear Re Ltd. 13.292% (T-BILL 1MO + 9.750%) due 01/08/2029 ~		400	400
Handshake Re Ltd. 4.160% (JMMMUSTF + 4.500%) due 01/08/2030 ~		250	250
HPS Corporate Lending Fund 5.950% due 04/14/2032		800	812
HSBC Holdings PLC 2.848% due 06/04/2031 •		300	281
Integrity RE III Ltd. 13.292% (T-BILL 1MO + 9.750%) due 06/06/2027 ~		250	261
National Health Investors, Inc. 5.350% due 02/01/2033		100	100
Nature Coast Re Ltd. 13.371% (GSMMUSTI + 9.750%) due 04/10/2033 ~		250	260
Orange Capital RE DAC 8.026% (EUR003M + 6.000%) due 01/17/2029 ~	EUR	250	306
Palm RE Ltd. 11.380% (BNMMDTSC + 7.750%) due 06/07/2032 ~		$250	261
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (d)		1,700	1,313
Polestar Re Ltd.
12.542% (T-BILL 3MO + 9.000%) due 01/08/2029 ~		250	250
14.110% (BRMMUSDF + 10.590%) due 01/07/2028 ~		250	263
Quercus Re DAC 10.050% (EUR003M + 8.000%) due 01/06/2031 ~	EUR	250	301
SBA Tower Trust 1.840% due 04/15/2027		$700	678
Stellantis Finance U.S., Inc. 2.691% due 09/15/2031		3,800	3,333
Sumitomo Mitsui Financial Group, Inc. 5.558% due 07/09/2034		300	316
UBS Group AG 4.194% due 04/01/2031 •		250	248
Ursa Re Ltd. 11.121% (GSMMUSTI + 7.500%) due 02/22/2028 ~		500	510

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

Veraison Re Ltd. 8.621% (GSMMUSTI + 5.000%) due 03/08/2033 ~		250	258
VICI Properties LP 4.750% due 02/15/2028		1,800	1,818
Wells Fargo & Co. 3.900% due 07/22/2032 •	EUR	1,100	1,325
Winston RE Ltd. 10.130% (BNMMDTSC + 6.500%) due 02/21/2028 ~		$250	258

			26,546

INDUSTRIALS 0.8%
Bayer U.S. Finance LLC
6.375% due 11/21/2030		200	214
6.500% due 11/21/2033		200	217
Beignet Investor LLC 6.581% due 05/30/2049		5,060	5,351
Mars, Inc. 5.200% due 03/01/2035		300	308
Petroleos del Peru SA 5.625% due 06/19/2047		1,500	955
Petroleos Mexicanos 6.350% due 02/12/2048		700	550
United Airlines Pass-Through Trust 5.450% due 08/15/2038		386	398
Viper Energy Partners LLC 5.700% due 08/01/2035		800	817

			8,810

UTILITIES 0.3%
Pacific Gas & Electric Co. 3.000% due 06/15/2028		800	776
Southern California Edison Co.
4.650% due 10/01/2043		800	682
5.150% due 06/01/2029		1,500	1,533

			2,991

Total Corporate Bonds & Notes (Cost $37,801)			38,347

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.1%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.000% due 06/01/2046		500	454

Total Municipal Bonds & Notes (Cost $500)			454

U.S. GOVERNMENT AGENCIES 98.3%
Federal Home Loan Mortgage Corp.
3.000% due 09/01/2032		745	730
4.000% due 11/01/2047 - 03/01/2049		1,048	1,016
4.500% due 04/01/2041		72	72
5.000% due 03/01/2038 - 10/01/2053		2,142	2,162
5.500% due 06/01/2027 - 09/01/2055		25,464	26,153
5.500% due 11/01/2054 (f)		47,016	47,710
6.000% due 02/01/2034 - 10/01/2055		1,274	1,322
6.500% due 05/01/2053 - 03/01/2055		33,432	35,003
6.500% due 01/01/2055 (f)		1,090	1,158
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 2.903% due 07/25/2054 ~		3,032	2,951
Federal Home Loan Mortgage Corp. REMICS
2.372% due 07/15/2036 •(a)		65	7
2.602% due 04/15/2036 •(a)		5	0
4.428% due 02/15/2037 •		1	1
4.500% due 01/15/2041		68	69
4.648% due 07/15/2041 •		137	136
4.668% due 06/15/2041 •		126	126
4.768% due 08/15/2037 •		37	37
4.798% due 08/15/2037 •		51	51
4.814% due 11/25/2054 •		3,731	3,747
4.824% due 09/25/2055 •		5,797	5,852
4.953% due 01/15/2038 •		24	24
4.974% due 11/25/2054 - 09/25/2055 •		14,212	14,299
5.024% due 03/25/2055 •		6,226	6,260
5.074% due 02/25/2055 •		754	757
5.324% due 12/25/2054 •		1,506	1,519
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.106% due 08/25/2031 •		11	11
5.229% due 02/25/2045 •		7	7
Federal National Mortgage Association
3.000% due 01/01/2027 - 12/01/2032		1,261	1,228
3.500% due 06/01/2045 - 02/01/2049		9,131	8,587
4.000% due 02/01/2026 - 11/01/2028		36	34

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

4.150% due 11/01/2030	23,360	23,368
4.202% due 10/01/2029 ~	5,500	5,544
4.300% due 12/01/2029 - 12/01/2032	33,808	33,763
4.500% due 04/01/2030 - 07/01/2052	3,105	3,068
4.560% due 08/01/2030	5,275	5,376
4.705% due 09/01/2031 ~(f)	10,000	10,213
4.720% due 10/01/2028 - 08/01/2030	3,583	3,662
4.770% due 10/01/2028	1,500	1,533
4.860% due 08/01/2030	1,700	1,747
4.930% due 06/01/2029	2,400	2,470
5.276% due 06/01/2043 •	19	19
5.277% due 07/01/2044 •	4	4
5.300% due 11/01/2030	4,900	5,131
5.500% due 12/01/2028 - 11/01/2054	6,249	6,444
5.802% due 11/01/2035 •	10	10
5.864% due 11/01/2034 •	1	1
5.943% due 07/01/2035 •	3	3
6.000% due 05/01/2035 - 05/01/2041	191	201
6.040% due 10/01/2035 •	3	3
6.149% due 12/01/2033 •	28	28
6.187% due 01/01/2035 •	5	5
6.251% due 07/01/2036 •	16	17
6.275% due 09/01/2035 •	10	11
6.290% due 07/01/2034 •	47	48
6.301% due 09/01/2036 •	6	7
6.305% due 07/01/2035 •	8	8
6.311% due 05/01/2036 •	12	12
6.405% due 06/01/2035 •	18	19
6.425% due 03/01/2035 •	1	1
6.445% due 08/01/2036 •	9	9
6.455% due 08/01/2035 •	26	26
6.472% due 08/01/2035 •	35	37
6.487% due 09/01/2035 •	7	7
6.500% due 09/01/2034 - 03/01/2055	46,035	48,245
6.604% due 12/01/2033 •	7	7
6.810% due 06/01/2035 •	21	22
Federal National Mortgage Association REMICS
1.861% due 03/25/2041 •(a)	112	12
2.711% due 03/25/2036 •(a)	29	2
4.246% due 12/25/2036 •	16	16
4.339% due 03/25/2037 - 07/25/2037 •	8	8
4.369% due 07/25/2037 •	11	11
4.389% due 09/25/2035 •	21	20
4.709% due 06/25/2037 •	13	13
4.739% due 01/25/2040 •	4	4
4.809% due 12/25/2039 •	7	7
4.824% due 11/25/2054 •	2,733	2,737
4.889% due 07/25/2039 •	3	3
4.974% due 07/25/2055 •	456	458
5.024% due 08/25/2055 - 09/25/2055 •	19,324	19,417
5.274% due 09/25/2055 •	6,803	6,869
6.309% due 05/25/2035 ~	3	3
10.605% due 12/25/2036 •	1	2
Federal National Mortgage Association Trust 4.536% due 09/25/2042 •	94	93
Government National Mortgage Association
3.500% due 01/15/2042 - 07/15/2045	2,502	2,334
4.750% due 11/20/2044 •	25	25
5.000% due 06/15/2034 - 06/15/2041	694	712
6.000% due 05/15/2037 - 07/15/2037	36	38
Government National Mortgage Association REMICS
4.768% due 09/20/2055 •	8,250	8,260
4.977% due 04/20/2068 •	76	77
5.068% due 07/20/2055 •	1,734	1,745
5.088% due 09/20/2055 •	8,411	8,448
5.168% due 04/20/2055 •	3,195	3,219
Government National Mortgage Association, TBA
3.500% due 02/01/2056	36,100	32,854
4.000% due 01/01/2056 - 02/01/2056	36,570	34,546
4.500% due 02/01/2056	16,170	15,741
5.000% due 01/01/2056	32,540	32,471
5.500% due 02/01/2056	15,470	15,610
6.000% due 02/01/2056	15,270	15,552
U.S. Small Business Administration
5.290% due 12/01/2027	10	10
5.600% due 09/01/2028	96	98
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2056	1,950	1,724
4.000% due 02/01/2056	46,300	43,894
4.500% due 01/01/2056 - 02/01/2056	28,110	27,438
5.000% due 02/01/2056	85,200	84,890
6.000% due 02/01/2056 - 03/01/2056	229,550	235,602

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

6.500% due 02/01/2056		177,000	183,994

Total U.S. Government Agencies (Cost $1,087,955)			1,091,055

U.S. TREASURY OBLIGATIONS 2.9%
U.S. Treasury Bonds
4.625% due 05/15/2044 (h)(j)		13,000	12,768
4.875% due 08/15/2045		346	349
U.S. Treasury Notes
3.875% due 07/31/2030 (h)(j)		18,700	18,841
4.250% due 08/15/2035 (j)		549	553

Total U.S. Treasury Obligations (Cost $32,656)			32,511

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.7%
Adjustable Rate Mortgage Trust 5.018% due 01/25/2036 ~		91	71
American Home Mortgage Investment Trust 6.500% due 03/25/2047 þ		27	16
Angel Oak Mortgage Trust 4.800% due 11/26/2068 þ		1,520	1,518
APS Resecuritization Trust 4.352% due 08/28/2054 ~		618	615
Avon Finance 4.642% due 12/28/2049 •	GBP	2,509	3,387
Banc of America Funding Trust
4.228% due 12/20/2046 •		$62	56
4.268% due 04/20/2047 •		3	2
4.408% due 06/20/2047 •		165	138
6.412% due 10/25/2036 þ		1,466	1,334
Bear Stearns ALT-A Trust
4.346% due 01/25/2036 •		4	4
5.406% due 05/25/2035 ~		1	1
Bear Stearns ARM Trust
4.829% due 07/25/2034 ~		5	4
5.738% due 01/25/2033 ~		24	24
6.290% due 04/25/2033 ~		1	1
6.375% due 08/25/2033 ~		1	1
Bear Stearns Structured Products, Inc. Trust 5.000% due 01/26/2036 ~		56	40
Bella Vista Mortgage Trust 4.448% due 01/22/2045 •		451	434
BINOM Securitization Trust 3.000% due 02/25/2061 ~		789	743
Chase Home Lending Mortgage Trust
3.250% due 09/25/2063 ~		1,937	1,751
3.250% due 08/25/2064 ~		2,586	2,311
3.375% due 12/25/2064 ~		4,906	4,399
5.124% due 05/25/2055 •		1,347	1,351
Chase Mortgage Finance Trust 6.868% due 02/25/2037 ~		18	18
ChaseFlex Trust 4.446% due 07/25/2037 •		340	303
Chevy Chase Funding LLC Mortgage-Backed Certificates
4.096% due 01/25/2036 •		86	83
4.319% due 06/25/2036 •		135	132
CHL Mortgage Pass-Through Trust
4.506% due 02/25/2035 •		1	1
4.646% due 09/25/2034 •		25	25
6.224% due 02/20/2036 •		4	4
Citigroup Mortgage Loan Trust, Inc.
6.480% due 10/25/2035 •		6	6
6.490% due 05/25/2035 •		2	2
Countrywide Alternative Loan Trust
4.126% due 05/25/2036 ~		104	92
4.206% due 05/25/2047 •		93	86
4.226% due 09/25/2046 •		288	284
4.246% due 08/25/2037 •		10	6
4.346% due 05/25/2035 •		2,416	1,790
4.406% due 02/25/2037 •		524	440
4.486% due 11/25/2035 •		196	182
4.488% due 12/20/2035 •		37	36
5.029% due 12/25/2035 •		5	5
5.500% due 11/25/2035		4	2
5.589% due 08/25/2035 •		1,031	962
6.000% due 06/25/2047		3,259	1,630
6.250% due 08/25/2036		125	65
Cross Mortgage Trust 5.129% due 09/25/2069 ~		3,397	3,404
CSMC Trust 4.215% due 07/27/2061 ~		2,386	2,378
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.506% due 02/25/2036 •		865	868
5.346% due 10/25/2047 •		176	138
Eurohome U.K. Mortgages PLC 4.050% due 06/15/2044 •	GBP	2	3

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

First Horizon Alternative Mortgage Securities Trust 4.572% due 08/25/2035 ~		$76	63
Government National Mortgage Association REMICS 4.688% due 09/20/2075 •		5,015	5,032
GreenPoint Mortgage Pass-Through Certificates 7.033% due 10/25/2033 ~		8	8
GSR Mortgage Loan Trust
4.125% due 11/25/2035 ~		15	13
6.000% due 05/25/2037		168	120
HarborView Mortgage Loan Trust
4.066% due 07/19/2047 •		165	160
4.256% due 12/19/2036 •		51	41
4.346% due 01/19/2036 •		320	206
4.386% due 03/19/2035 •		676	658
IndyMac INDX Mortgage Loan Trust
3.533% due 01/25/2036 ~		75	67
4.246% due 11/25/2046 •		7,239	7,032
4.486% due 07/25/2045 •		3	2
JP Morgan Mortgage Trust
5.419% due 04/25/2037 ~		3	3
5.750% due 01/25/2036		10	5
Legacy Mortgage Asset Trust 6.250% due 07/25/2067 þ		1,020	1,022
Lehman XS Trust
4.246% due 07/25/2047 •		3,264	3,263
4.346% due 08/25/2037 •		40	40
MASTR Adjustable Rate Mortgages Trust
4.829% due 12/25/2046 •		3,891	3,274
4.896% due 10/25/2033 ~		32	29
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 4.305% due 12/15/2030 •		37	36
Merrill Lynch Alternative Note Asset Trust 4.246% due 03/25/2037 •		431	101
Merrill Lynch Mortgage Investors Trust 5.840% due 05/25/2033 ~		2	2
Merrion Square Residential DAC 3.003% due 03/24/2081 •	EUR	3,302	3,887
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		$1,248	1,212
3.500% due 10/25/2059 ~		31	29
Nomura Resecuritization Trust 4.746% due 03/25/2037 •		1,567	1,531
OBX Trust 5.441% due 05/25/2065 ~		1,911	1,930
PHH Alternative Mortgage Trust 4.166% due 02/25/2037 •		123	91
RALI Trust
4.186% due 01/25/2037 •		120	108
4.216% due 08/25/2036 •		589	546
RCKT Mortgage Trust 5.158% due 10/25/2044 þ		1,498	1,504
Residential Asset Securitization Trust
6.000% due 09/25/2036		908	261
6.000% due 05/25/2037		326	160
6.250% due 07/25/2036		309	229
Sequoia Mortgage Trust
4.248% due 07/20/2036 •		79	69
4.268% due 06/20/2036 •		85	80
Structured Adjustable Rate Mortgage Loan Trust
3.892% due 01/25/2035 ~		14	14
3.906% due 11/25/2035 ~		34	31
4.166% due 10/25/2035 •		941	909
4.473% due 08/25/2035 ~		36	32
4.780% due 09/25/2035 ~		21	18
5.429% due 01/25/2035 •		70	65
Structured Asset Mortgage Investments II Trust
3.493% due 05/25/2047 ~		1,944	1,565
4.406% due 02/25/2036 •		30	26
4.546% due 02/19/2035 •		2	2
WaMu Mortgage Pass-Through Certificates Trust
3.664% due 01/25/2037 ~		365	317
3.897% due 12/25/2046 •		245	226
4.271% due 12/25/2036 ~		120	110
4.303% due 06/25/2037 ~		822	737
4.386% due 12/25/2045 •		1,381	1,392
4.426% due 10/25/2045 •		7	7
4.486% due 01/25/2045 •		56	55
4.839% due 07/25/2047 •		29	24
4.909% due 10/25/2046 •		320	285
5.019% due 06/25/2046 •		2,400	2,240
5.029% due 02/25/2046 •		196	182
5.529% due 10/25/2046 •		42	40
Washington Mutual Mortgage Pass-Through Certificates Trust
4.779% due 02/25/2047 •		137	130
6.000% due 07/25/2036		1,044	811

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

Wells Fargo Alternative Loan Trust
6.250% due 07/25/2037	77	67
6.442% due 07/25/2037 ~	1,307	1,216

Total Non-Agency Mortgage-Backed Securities (Cost $73,990)		74,461

ASSET-BACKED SECURITIES 20.0%
AUTOMOBILE SEQUENTIAL 1.3%
Avis Budget Rental Car Funding AESOP LLC 5.900% due 08/21/2028	2,200	2,254
Carvana Auto Receivables Trust 5.620% due 01/10/2029	203	205
Foursight Capital Automobile Receivables Trust 5.990% due 05/15/2028	281	282
GLS Auto Select Receivables Trust 5.960% due 10/16/2028	1,146	1,155
Hertz Vehicle Financing III LLC
5.440% due 01/25/2029	5,000	5,109
5.490% due 06/25/2027	800	803
Lendbuzz Securitization Trust 7.500% due 12/15/2028	3,338	3,399
Research-Driven Pagaya Motor Asset Trust 7.130% due 01/26/2032	157	157
Research-Driven Pagaya Motor Asset Trust V 5.320% due 09/25/2030	272	274
Santander Drive Auto Receivables Trust 5.930% due 07/17/2028	492	494

		14,132

CMBS OTHER 3.2%
BDS LLC 5.302% due 10/17/2042 •	5,250	5,246
M360 Ltd. 6.098% due 11/22/2038 •	255	251
MF1 LLC 5.306% due 02/18/2040 •	5,800	5,796
MF1 Ltd.
5.299% due 10/16/2036 •	4,600	4,592
5.481% due 02/19/2037 •	5,900	5,904
5.599% due 10/16/2036 •	4,600	4,580
Starwood Ltd. 5.784% due 11/15/2038 •	9,100	9,129

		35,498

HOME EQUITY OTHER 6.9%
ABFC Trust 4.896% due 03/25/2034 •	1,280	1,247
ACE Securities Corp. Home Equity Loan Trust 4.461% due 12/25/2035 •	2,952	2,835
Argent Securities Trust 3.956% due 09/25/2036 •	75	24
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.311% due 02/25/2034 •	481	518
3.340% due 01/25/2034 •	92	89
Asset-Backed Securities Corp. Home Equity Loan Trust 2.957% due 03/25/2036 •	9,489	8,514
Bear Stearns Asset-Backed Securities I Trust
4.166% due 08/25/2036 •	564	552
4.866% due 10/25/2035 •	450	452
C-BASS Trust 3.966% due 11/25/2036 •	18	8
Carrington Mortgage Loan Trust 4.106% due 02/25/2037 •	280	273
Citigroup Mortgage Loan Trust, Inc.
4.146% due 12/25/2036 •	325	123
4.166% due 09/25/2036 •	2,334	1,818
4.746% due 09/25/2035 •	4,687	4,564
Countrywide Asset-Backed Certificates 4.346% due 01/25/2046 •	5,994	5,735
Countrywide Asset-Backed Certificates Trust
4.096% due 06/25/2047 •	1,090	1,066
4.126% due 12/25/2046 •	914	862
4.161% due 05/25/2036 •	812	796
4.246% due 06/25/2037 •	1,904	1,954
4.366% due 12/25/2036 •	3,402	3,285
Fremont Home Loan Trust
3.966% due 01/25/2037 •	10	5
4.506% due 01/25/2036 •	27	26
GSAA Home Equity Trust 4.086% due 06/25/2036 •	64	12
GSAMP Trust
3.936% due 01/25/2037 •	1,982	1,228

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

4.106% due 12/25/2046 •	1,259	674
4.146% due 12/25/2046 •	28	14
4.306% due 01/25/2037 •	4,200	3,722
Home Equity Asset Trust 5.446% due 12/25/2034 •	610	610
HSI Asset Securitization Corp. Trust
4.066% due 12/25/2036 •	880	215
4.311% due 03/25/2036 •	7,688	7,048
JP Morgan Mortgage Acquisition Trust 4.146% due 07/25/2036 •	61	28
Long Beach Mortgage Loan Trust
4.286% due 02/25/2036 •	65	65
4.406% due 10/25/2034 •	14	14
4.821% due 04/25/2035 •	9	9
MASTR Asset-Backed Securities Trust
4.166% due 10/25/2036 •	276	133
4.326% due 03/25/2036 •	39	24
Morgan Stanley ABS Capital I, Inc. Trust
3.976% due 01/25/2037 •	3,207	1,237
3.976% due 02/25/2037 •	650	588
4.096% due 03/25/2037 •	2,462	1,053
4.126% due 08/25/2036 •	388	196
4.776% due 07/25/2035 •	71	70
Morgan Stanley Home Equity Loan Trust 4.016% due 04/25/2037 •	1,489	770
Morgan Stanley Mortgage Loan Trust 6.465% due 09/25/2046 þ	674	217
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 4.506% due 10/25/2036 •	157	28
NovaStar Mortgage Funding Trust
4.106% due 03/25/2037 •	4,099	2,699
4.166% due 10/25/2036 •	213	99
Option One Mortgage Loan Trust Asset-Backed Certificates 4.581% due 11/25/2035 •	6,767	5,985
Ownit Mortgage Loan Trust 4.746% due 10/25/2036 •	24	24
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.821% due 07/25/2035 •	3,200	2,882
5.571% due 02/25/2035 •	3,359	3,147
RCKT Mortgage Trust 6.147% due 06/25/2044 þ	600	608
Residential Asset Mortgage Products Trust 4.911% due 05/25/2035 •	1,852	1,824
Securitized Asset-Backed Receivables LLC Trust 4.566% due 10/25/2035 •	304	271
SG Mortgage Securities Trust 4.206% due 02/25/2036 •	8,194	4,073
Soundview Home Loan Trust
3.926% due 06/25/2037 •	51	35
4.311% due 02/25/2036 •	117	112
4.366% due 02/25/2037 •	134	36
Structured Asset Securities Corp. Mortgage Loan Trust
4.006% due 03/25/2036 •	1,105	1,072
4.266% due 02/25/2037 •	942	929
WaMu Asset-Backed Certificates WaMu Trust 4.086% due 05/25/2037 •	402	363

		76,860

HOME EQUITY SEQUENTIAL 0.1%
ABFC Trust 4.286% due 01/25/2037 •	2,166	1,220
Morgan Stanley Mortgage Loan Trust 4.566% due 04/25/2037 •	35	10

		1,230

WHOLE LOAN COLLATERAL 0.9%
PRET LLC 5.732% due 08/25/2055 þ	3,848	3,860
Securitized Asset-Backed Receivables LLC Trust 4.346% due 05/25/2036 •	7,151	3,862
Specialty Underwriting & Residential Finance Trust 4.602% due 12/25/2036 •	456	446
VCAT LLC 5.977% due 01/25/2055 þ	1,794	1,800

		9,968

OTHER ABS 7.6%
Anchorage Credit Funding 1 Ltd. 3.900% due 07/28/2037	735	730
Anchorage Credit Funding 12 Ltd. 3.177% due 10/25/2038	700	687

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

Anchorage Credit Funding 13 Ltd. 2.875% due 07/27/2039		300	289
Anchorage Credit Funding 14 Ltd. 3.000% due 01/21/2040		300	288
Anchorage Credit Funding 4 Ltd. 2.723% due 04/27/2039		400	382
Anchorage Credit Funding 7 Ltd. 4.620% due 04/25/2037		215	215
Arbour CLO VI DAC 3.214% due 11/15/2037 •	EUR	4,200	4,945
Atlas Senior Loan Fund XV Ltd. 5.080% due 10/23/2032 •		$1,859	1,861
Bain Capital Credit CLO Ltd.
5.334% due 10/20/2034 •		2,200	2,211
5.534% due 10/20/2034 •		2,200	2,204
Barings Euro CLO DAC 0.000% due 08/15/2039 •(b)	EUR	3,100	3,643
Black Diamond CLO DAC 3.044% due 05/15/2032 •		1,158	1,362
CarVal CLO I Ltd. 5.124% due 07/16/2031 •		$3,458	3,459
CBAMR Ltd. 5.535% due 07/15/2037 •		3,300	3,303
Centerbridge Credit Funding 1 Ltd. 3.164% due 07/25/2039		300	292
Contego CLO III BV 3.297% due 04/15/2038 •	EUR	1,700	2,000
CVC Cordatus Loan Fund XII DAC 0.000% due 01/23/2039 •(b)		1,500	1,763
CVC Cordatus Loan Fund XXX DAC 3.297% due 05/15/2037 •		1,980	2,329
Gallatin CLO VIII Ltd. 5.816% due 07/15/2031 •		$2,700	2,711
Harvest CLO XXI DAC 1.040% due 07/15/2031	EUR	403	468
Invesco Euro CLO III DAC 3.184% due 10/30/2038 •		1,500	1,763
Jubilee CLO DAC 2.659% due 04/15/2031 •		687	807
Madison Park Euro Funding XIV DAC 2.826% due 07/15/2032 •		1,782	2,096
Madison Park Funding XXXIX Ltd. 5.107% due 10/22/2034 •		$3,000	3,004
Navesink CLO 2 Ltd. 5.175% due 04/15/2036 •		2,700	2,700
Nelnet Student Loan Trust
4.670% due 06/22/2065		3,823	3,813
5.268% due 06/22/2065 •		2,867	2,891
6.118% due 02/20/2041 •		232	237
6.640% due 02/20/2041		232	242
Ocean Trails CLO X 5.605% due 10/15/2034 •		2,000	2,004
OZLM XXIV Ltd.
5.596% due 07/20/2032 •		2,500	2,504
5.846% due 07/20/2032 •		1,500	1,507
Pagaya AI Debt Grantor Trust 4.497% due 04/15/2033		1,100	1,101
Penta CLO 9 DAC 2.915% due 07/25/2036 •	EUR	2,500	2,938
Post CLO Ltd. 4.985% due 10/15/2034 •		$2,700	2,700
Romark Credit Funding II Ltd. 2.625% due 10/25/2039		300	285
SMB Private Education Loan Trust
5.434% due 03/15/2056 •		2,747	2,776
5.524% due 11/15/2052 •		371	375
SoFi Professional Loan Program LLC 2.540% due 05/15/2046		1,120	1,085
Toro European CLO 6 DAC 2.945% due 01/12/2032 •	EUR	9,593	11,286
Whetstone Park CLO Ltd. 4.954% due 01/20/2035 •		$3,300	3,300

			84,556

Total Asset-Backed Securities (Cost $224,478)			222,244

SOVEREIGN ISSUES 10.2%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2026 (d)	BRL	114,200	20,160
Colombia Government International Bonds 8.375% due 11/07/2054		$2,100	2,233
Development Bank of Kazakhstan JSC 18.400% due 10/16/2028	KZT	205,000	420
Eagle Funding Luxco SARL 5.500% due 08/17/2030		$5,300	5,405

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

Ecuador Government International Bonds 0.000% due 07/31/2030 (d)		1,400	1,200
Ivory Coast Government International Bonds 6.625% due 03/22/2048	EUR	1,600	1,704
Japan Government Thirty Year Bonds 2.400% due 03/20/2055	JPY	660,000	3,462
Mexico Bonos 8.500% due 03/01/2029	MXN	239,500	13,430
Peru Government Bonds
6.850% due 08/12/2035	PEN	45,400	14,565
7.300% due 08/12/2033		17,800	6,043
7.600% due 08/12/2039		1,000	325
Peru Government International Bonds
5.400% due 08/12/2034		19,500	5,790
6.150% due 08/12/2032		21,400	6,871
6.950% due 08/12/2031		2,160	714
Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	165,230	8,531
7.000% due 02/28/2031		138,550	8,185
8.000% due 01/31/2030		27,600	1,704
8.250% due 03/31/2032		16,600	1,028
8.500% due 01/31/2037		21,300	1,279
8.875% due 02/28/2035		90,100	5,678
Romania Government International Bonds 6.750% due 07/11/2039	EUR	2,100	2,575
Turkiye Government Bonds
38.324% (BISTREFI + 0.000%) due 09/06/2028 ~	TRY	43,800	1,019
39.431% (BISTREFI + 0.000%) due 05/20/2026 ~		400	9
39.431% (BISTREFI + 0.000%) due 08/19/2026 ~		300	7
39.431% (BISTREFI + 0.000%) due 05/17/2028 ~		49,900	1,162

Total Sovereign Issues (Cost $105,489)			113,499

		SHARES
EXCHANGE-TRADED FUNDS 12.8%
iShares Core S&P 500 ETF		207,762	142,305

Total Exchange-Traded Funds (Cost $140,770)			142,305

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 10.1%
COMMERCIAL PAPER 0.6%
Keurig Dr. Pepper, Inc. 4.240% due 01/09/2026		$6,500	6,494

REPURCHASE AGREEMENTS (e) 9.2%			102,500

SHORT-TERM NOTES 0.2%
Pagaya AI Debt Grantor Trust 4.248% due 09/15/2026		2,476	2,477

U.S. TREASURY BILLS 0.1%
3.812% due 01/27/2026 - 03/31/2026 (c)(d)(j)		675	671

Total Short-Term Instruments (Cost $112,142)			112,142

Total Investments in Securities (Cost $1,816,863)			1,828,205

		SHARES
INVESTMENTS IN AFFILIATES 7.7%
SHORT-TERM INSTRUMENTS 7.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.7%
PIMCO Short Asset Portfolio		5,211,876	51,165
PIMCO Short-Term Floating NAV Portfolio III		3,526,892	34,355

Total Short-Term Instruments (Cost $85,185)			85,520

Total Investments in Affiliates (Cost $85,185)			85,520

Total Investments 172.4% (Cost $1,902,048)			$1,913,725
Financial Derivative Instruments (g)(i) 8.2%(Cost or Premiums, net $34,824)			91,064

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

Other Assets and Liabilities, net (80.6)%	(894,792)

Net Assets 100.0%	$1,109,997

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	3.790%	01/02/2026	01/05/2026	$47,900	U.S. Treasury Notes 3.500% due 11/30/2030	$(48,855)	$47,900	$47,900
3.870	12/31/2025	01/02/2026	50,100	U.S. Treasury Notes 3.875% due 07/31/2030	(51,035)	50,100	50,111
SAL	3.930	12/31/2025	01/02/2026	4,500	U.S. Treasury Bills 0.000% due 12/24/2026	(4,592)	4,500	4,501

Total Repurchase Agreements	$(104,482)	$102,500	$102,512

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BPS	3.970%	12/30/2025	01/06/2026	$(34,396)	$(34,407)
DEU	3.950	12/29/2025	01/07/2026	(11,091)	(11,096)

Total Reverse Repurchase Agreements	$(45,503)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (13.2)%
Government National Mortgage Association, TBA	3.000%	02/01/2056	$36,100	$(32,294)	$(32,401)
Uniform Mortgage-Backed Security, TBA	2.000	01/01/2056	22,910	(18,596)	(18,525)
Uniform Mortgage-Backed Security, TBA	2.500	02/01/2056	32,460	(27,465)	(27,441)
Uniform Mortgage-Backed Security, TBA	3.500	02/01/2056	68,890	(63,476)	(63,478)
Uniform Mortgage-Backed Security, TBA	5.500	02/01/2056	4,170	(4,214)	(4,225)

Total Short Sales (13.2)%	$(146,045)	$(146,070)

(f)	Securities with an aggregate market value of $46,645 have been pledged as collateral under the terms of master agreements as of December 31, 2025.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(165) at a weighted average interest rate of 4.414%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note March Futures	$111.000	02/20/2026	167	$167	$(89)	$(44)

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

Call - CBOT U.S. Treasury 10-Year Note March Futures	114.000	02/20/2026	167	167	(109)	(33)

Total Written Options	$(198)	$(77)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

30-Day Federal Fund February Futures	02/2026	262	$105,251	$(39)	$0	$0
30-Day Federal Fund May Futures	05/2026	108	43,455	(81)	0	(4)
Australia Government 10-Year Bond March Futures	03/2026	190	13,882	24	16	0
California Carbon Allowance Vintage December Futures	12/2026	26	855	5	2	0
Euro-Bund March Futures	03/2026	338	50,673	(702)	0	(91)
Euro-Buxl 30-Year Bond March Futures	03/2026	1	129	(2)	0	0
U.S. Treasury 2-Year Note March Futures	03/2026	782	163,273	(29)	0	(55)
U.S. Treasury 5-Year Note March Futures	03/2026	1,575	172,155	(241)	0	(185)
U.S. Treasury 10-Year Note March Futures	03/2026	682	76,682	(127)	0	(139)
U.S. Treasury Long-Term Bond March Futures	03/2026	159	18,379	(141)	0	(35)

$(1,333)	$18	$(509)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Adjusted Interest Rate S&P 500 Total Return January Futures	01/2026	114	$(38,206)	$(127)	$331	$0
Adjusted Interest Rate S&P 500 Total Return June Futures	06/2026	117	(39,330)	(424)	338	0
Adjusted Interest Rate S&P 500 Total Return March Futures	03/2026	142	(47,650)	(193)	415	0
Euro-Oat March Futures	03/2026	377	(53,427)	545	129	0
Japan Government 10-Year Bond March Futures	03/2026	49	(41,420)	280	91	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	144	(16,992)	56	54	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	116	(13,342)	33	22	0

$170	$1,380	$0

Total Futures Contracts	$(1,163)	$1,398	$(509)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Bank of America Corp.	1.000%	Quarterly	12/20/2026	0.299%	$2,100	$27	$(12)	$15	$0	$0
General Electric Co.	1.000	Quarterly	12/20/2026	0.064	1,900	22	(4)	18	0	0

$49	$(16)	$33	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-40 5-Year Index	5.000%	Quarterly	06/20/2028	$294	$0	$20	$20	$0	$(1)
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029	1,600	117	7	124	0	(1)
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030	200	15	1	16	0	0
CDX.HY-45 5-Year Index	5.000	Quarterly	12/20/2030	7,600	577	14	591	0	(3)
CDX.IG-45 5-Year Index	1.000	Quarterly	12/20/2030	13,220	299	4	303	0	0

$1,008	$46	$1,054	$0	$(5)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	80,400	$(391)	$837	$446	$91	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033	300	(2)	15	13	0	0

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		200	(1)	5	4	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035		500	(1)	(1)	(2)	1	0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		9,500	(279)	302	23	13	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		4,840	229	(284)	(55)	0	(13)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.500	Annual	12/17/2055	JPY	1,640,000	(20)	(701)	(721)	0	(41)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		$47,200	(79)	63	(16)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/17/2027		210	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	12/20/2027		4,700	(54)	154	100	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		2,600	0	(11)	(11)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028		13,780	0	(72)	(72)	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		500	0	(4)	(4)	0	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.150	Annual	08/25/2028		104,900	(143)	(16)	(159)	0	(40)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		1,500	(3)	(16)	(19)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		12,260	389	(90)	299	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		39,310	(830)	348	(482)	62	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		51,650	(857)	180	(677)	84	0
Receive	1-Day USD-SOFR Compounded-OIS	1.063	Semi-Annual	03/15/2031		21,700	142	2,607	2,749	38	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		14,500	42	(216)	(174)	25	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		8,400	1,178	(181)	997	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032		5,980	(63)	10	(53)	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032		27,920	(633)	380	(253)	55	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2033		1,500	(29)	22	(7)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		67,600	4,419	(1,144)	3,275	139	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033		500	(2)	(18)	(20)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033		600	(3)	(9)	(12)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		300	(1)	(3)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		700	(3)	(6)	(9)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		500	(2)	2	0	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		300	(1)	0	(1)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		400	(2)	4	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		12,750	71	(79)	(8)	29	0
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034		170	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		600	(2)	8	6	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034		500	(2)	9	7	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		200	(1)	3	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034		500	(2)	12	10	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034		500	(2)	14	12	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		240	(1)	7	6	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		250	(1)	11	10	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034		400	(2)	17	15	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		500	(2)	19	17	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		1,100	(4)	15	11	0	(2)

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034		800	(3)	12	9	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034		1,100	(5)	11	6	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034		500	(2)	7	5	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.865	Annual	11/20/2034		200	(1)	3	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		43,600	(272)	226	(46)	101	0
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		300	(1)	7	6	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035		800	(3)	12	9	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035		600	(2)	4	2	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035		400	(1)	3	2	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035		500	(1)	5	4	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035		700	(2)	8	6	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035		800	(2)	9	7	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035		1,100	(3)	11	8	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	01/15/2035		200	(1)	4	3	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035		1,000	(3)	21	18	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035		500	(1)	13	12	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035		400	(1)	11	10	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035		800	(2)	22	20	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		300	(1)	(4)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		450	(2)	(2)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		700	(3)	(4)	(7)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		300	(1)	(1)	(2)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		900	(3)	(3)	(6)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		600	(2)	(3)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		800	(2)	(5)	(7)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		1,100	(3)	(14)	(17)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		1,500	(4)	(13)	(17)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		900	(3)	(4)	(7)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035		1,400	(7)	2	(5)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		102,360	220	131	351	244	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		10,020	(155)	196	41	25	0
Receive	1-Day USD-SOFR Compounded-OIS	0.982	Semi-Annual	02/15/2036		5,500	(1)	1,449	1,448	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		10,900	166	685	851	35	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		11,300	2,127	3,627	5,754	26	0
Pay	1-Day USD-SOFR Compounded-OIS	4.046	Annual	11/15/2052		7,330	0	(158)	(158)	0	(25)
Pay	1-Day USD-SOFR Compounded-OIS	4.054	Annual	11/15/2052		7,620	0	(155)	(155)	0	(26)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		9,540	514	1,816	2,330	28	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		6,900	(155)	970	815	22	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		32,450	502	3,218	3,720	104	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		26,970	(2,312)	(800)	(3,112)	0	(86)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		8,970	227	421	648	29	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.110	Annual	08/25/2057		1,700	(1)	(31)	(32)	0	(5)
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	4,200	0	(4)	(4)	0	(1)
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		46,600	1	(40)	(39)	0	(7)

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		8,100	0	(4)	(4)	0	0
Pay	1-Year BRL-CDI	12.975	Maturity	01/02/2029		80,800	0	(48)	(48)	0	0
Pay	1-Year BRL-CDI	13.245	Maturity	01/02/2029		87,700	0	(18)	(18)	0	(1)
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		29,700	0	(28)	(28)	0	(10)
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		2,400	0	(2)	(2)	0	(1)
Receive(5)	3-Month PLN-WIBOR	4.723	Annual	12/01/2035	PLN	5,100	1	(3)	(2)	0	0
Receive(5)	3-Month PLN-WIBOR	4.685	Annual	12/02/2035		700	0	0	0	0	0
Receive(5)	3-Month PLN-WIBOR	4.730	Annual	12/31/2035		300	0	0	0	0	0
Receive	3-Month ZAR-JIBAR	7.205	Quarterly	02/28/2031	ZAR	101,740	(54)	(98)	(152)	0	(6)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	23,800	(102)	(11)	(113)	0	(15)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		15,800	313	(525)	(212)	0	(20)
Pay	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	1,200	(1)	0	(1)	0	0
Pay(5)	6-Month CZK-PRIBOR	4.523	Annual	12/01/2035		28,320	(1)	4	3	2	0
Pay(5)	6-Month CZK-PRIBOR	4.485	Annual	12/02/2035		3,900	0	0	0	0	0
Pay(5)	6-Month CZK-PRIBOR	4.530	Annual	12/31/2035		1,600	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030	EUR	800	(1)	(2)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		700	(1)	(6)	(7)	0	0
Receive	6-Month EUR-EURIBOR	2.350	Annual	04/29/2030		400	(1)	(1)	(2)	0	0
Pay(5)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		3,130	14	(33)	(19)	0	(2)
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		500	(2)	(18)	(20)	1	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		370	(2)	(9)	(11)	0	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		200	(1)	(7)	(8)	0	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		200	(1)	(8)	(9)	0	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		300	(1)	(8)	(9)	0	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		500	(2)	(9)	(11)	1	0
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		600	(2)	(8)	(10)	1	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		400	(1)	(3)	(4)	1	0
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		400	(1)	(1)	(2)	1	0
Receive	6-Month EUR-EURIBOR	2.680	Annual	08/07/2034		200	(1)	3	2	0	0
Receive	6-Month EUR-EURIBOR	2.580	Annual	08/29/2034		600	(2)	15	13	1	0
Receive	6-Month EUR-EURIBOR	2.390	Annual	10/01/2034		500	(1)	22	21	1	0
Pay	6-Month EUR-EURIBOR	2.380	Annual	12/31/2034		400	(1)	(17)	(18)	0	(1)
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		500	(1)	(23)	(24)	0	(1)
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		400	(1)	13	12	1	0
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		200	(1)	(5)	(6)	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		600	(2)	(13)	(15)	0	(1)
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		500	(1)	(4)	(5)	0	(1)
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		400	(1)	(6)	(7)	0	(1)
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		500	(1)	(12)	(13)	0	(1)
Receive	6-Month EUR-EURIBOR	2.510	Annual	04/09/2035		500	(2)	12	10	1	0
Receive	6-Month EUR-EURIBOR	2.520	Annual	04/09/2035		400	(2)	10	8	1	0
Receive	6-Month EUR-EURIBOR	2.550	Annual	04/16/2035		500	(2)	10	8	1	0
Receive	6-Month EUR-EURIBOR	2.530	Annual	04/23/2035		500	(2)	11	9	1	0
Receive	6-Month EUR-EURIBOR	2.450	Annual	05/05/2035		400	(1)	12	11	1	0
Receive	28-Day MXN-TIIE	7.000	Lunar	03/01/2029	MXN	44,090	1	31	32	0	(1)
Receive	28-Day MXN-TIIE	7.011	Lunar	03/01/2029		114,800	0	82	82	0	(3)
Pay	28-Day MXN-TIIE	7.760	Lunar	03/01/2029		2,800	0	1	1	0	0
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029		77,900	(157)	(37)	(194)	0	(3)
Receive	28-Day MXN-TIIE	9.430	Lunar	10/19/2034		21,400	0	(83)	(83)	0	(1)
Receive	28-Day MXN-TIIE	9.390	Lunar	11/03/2034		15,500	0	(58)	(58)	0	(1)
Pay	28-Day MXN-TIIE	8.270	Lunar	03/07/2035		41,600	37	(15)	22	3	0

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

Receive	CPURNSA	2.520	Maturity	03/27/2030	$19,900	0	(108)	(108)	29	0
Receive	CPURNSA	2.347	Maturity	04/11/2030	3,650	0	8	8	6	0
Receive	CPURNSA	2.597	Maturity	09/28/2032	1,300	4	(8)	(4)	2	0
Receive	CPURNSA	2.390	Maturity	04/10/2035	34,000	0	59	59	58	0
Receive	CPURNSA	2.452	Maturity	07/20/2052	2,500	37	(4)	33	6	0
Receive	CPURNSA	2.423	Maturity	10/30/2055	4,100	0	4	4	10	0

$3,900	$12,912	$16,812	$1,392	$(344)

Total Swap Agreements	$4,957	$12,942	$17,899	$1,392	$(349)

(h)

Securities with an aggregate market value of $11,964 and cash of $22,651 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	01/2026	$202	JPY	31,456	$0	$(1)
BOA	01/2026	CLP	93,035	$102	0	(1)
01/2026	INR	1,826	20	0	0
01/2026	KRW	466,384	321	0	(3)
01/2026	PHP	14,756	249	0	(1)
01/2026	PLN	2,417	661	0	(12)
01/2026	THB	22,703	701	0	(20)
01/2026	TWD	25,681	842	24	0
01/2026	$1,030	CAD	1,415	2	0
01/2026	102	CLP	93,035	1	0
01/2026	796	COP	3,008,900	0	(9)
01/2026	607	KRW	887,455	9	0
01/2026	60	PHP	3,540	0	0
01/2026	1,778	PLN	6,505	34	0
01/2026	145	TWD	4,571	1	0
01/2026	560	ZAR	9,328	3	0
02/2026	ILS	2,289	$718	0	0
03/2026	PEN	42,774	12,689	0	(3)
03/2026	$102	CLP	93,035	1	0
03/2026	695	MXN	12,645	2	0
03/2026	450	PEN	1,517	1	0
04/2026	220	MXN	4,060	3	0
BPS	01/2026	AUD	6,058	$3,938	0	(105)
01/2026	CHF	261	331	2	0
01/2026	CNH	18,932	2,687	0	(30)
01/2026	IDR	1,653,861	99	0	0
01/2026	ILS	3,951	1,215	0	(26)
01/2026	INR	61,304	680	0	(2)
01/2026	JPY	223,000	1,443	18	0
01/2026	KRW	442,187	300	0	(6)
01/2026	NZD	6,158	3,499	0	(48)
01/2026	PHP	38,919	659	0	(1)
01/2026	PLN	3,132	859	0	(14)
01/2026	TWD	142,761	4,648	102	0
01/2026	$140	CLP	127,035	1	0
01/2026	2,963	CNH	20,754	13	0
01/2026	2,225	COP	8,442,118	0	(15)
01/2026	637	EUR	543	2	0
01/2026	1,033	IDR	17,263,129	1	0
01/2026	320	INR	28,909	1	0
01/2026	101	PHP	5,924	0	0
01/2026	2,150	PLN	7,804	24	0
01/2026	5,292	TWD	165,909	9	(18)
01/2026	1,230	ZAR	20,505	7	0
01/2026	ZAR	8,741	$522	0	(5)
02/2026	$704	INR	63,472	0	0
02/2026	1,747	TWD	54,818	0	(3)
03/2026	CZK	5,657	$272	0	(4)

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

	03/2026	TWD	53,462		1,721	22	0
	03/2026		$50	TWD	1,550	0	0
	04/2026	BRL	4,000		$700	0	(15)
BRC	01/2026	EUR	744		864	0	(11)
	01/2026	IDR	1,167,670		70	0	0
	01/2026	PHP	8,866		150	0	0
	01/2026	THB	2,511		80	0	0
	01/2026		$1,046	MYR	4,288	12	0
	01/2026		280	PLN	1,019	4	0
	01/2026		50	TRY	2,257	2	0
	01/2026	ZAR	59,851		$3,455	0	(154)
	02/2026	ILS	987		307	0	(4)
	02/2026		$3,244	TRY	147,320	93	0
	03/2026	CZK	1,461		$70	0	(1)
	03/2026		$1,886	MXN	34,920	40	0
	03/2026		4,962	TRY	226,961	61	0
BSH	01/2026		3,735	JPY	581,266	0	(21)
	02/2026		13,678	PEN	47,828	529	0
	04/2026	BRL	7,500		$1,320	1	(21)
	05/2026	PEN	8,549		2,506	0	(24)
CBK	01/2026	BRL	2,197		400	1	(2)
	01/2026	CAD	1,738		1,245	0	(22)
	01/2026	CLP	93,035		102	0	(1)
	01/2026	EUR	2,466		2,878	0	(21)
	01/2026	IDR	6,018,840		360	0	0
	01/2026	ILS	325		101	0	(1)
	01/2026	INR	3,720		41	0	0
	01/2026	NOK	1,510		149	0	(1)
	01/2026	NZD	912		526	1	0
	01/2026	PLN	707		196	0	(1)
	01/2026	THB	1,618		51	0	(1)
	01/2026	TWD	139,663		4,597	151	0
	01/2026		$1,381	AUD	2,083	9	0
	01/2026		399	BRL	2,197	2	0
	01/2026		810	CLP	743,085	15	0
	01/2026		1,922	CNH	13,418	3	0
	01/2026		349	IDR	5,836,466	0	0
	01/2026		159	ILS	509	1	0
	01/2026		16,163	INR	1,444,423	15	(145)
	01/2026		827	KRW	1,213,469	14	0
	01/2026		1,320	PEN	4,454	4	0
	01/2026		208	PLN	749	0	0
	01/2026		1	THB	32	0	0
	01/2026		2,677	TWD	83,752	1	(11)
	01/2026		145	ZAR	2,465	4	0
	01/2026	ZAR	2,360		$139	0	(3)
	02/2026	ILS	1,795		565	1	0
	02/2026	PEN	26,463		7,733	0	(128)
	02/2026		$44	TWD	1,376	0	0
	03/2026	CZK	2,196		$106	0	(1)
	03/2026	PEN	44,899		12,785	0	(539)
	03/2026	TWD	58,106		1,867	20	0
	03/2026		$1,125	CLP	1,048,163	40	0
	03/2026		1,647	PEN	5,572	6	0
	08/2026		665	ZAR	11,843	38	0
	11/2026	PEN	6,656		$1,945	0	(9)
CIB	01/2026	BRL	3,921		713	0	(3)
	01/2026		$712	BRL	3,921	3	0
	01/2026		450	PEN	1,512	0	0
DUB	01/2026	ILS	1,652		$514	0	(5)
	01/2026	KRW	721,675		493	0	(8)
	01/2026		$50	COP	189,422	0	(1)
	01/2026		1,262	ILS	4,027	2	0
	01/2026		3,479	INR	309,787	0	(40)
	01/2026		1,737	KRW	2,552,309	33	0
	01/2026		519	ZAR	8,724	7	0
	01/2026	ZAR	82,957		$4,761	0	(241)
	02/2026	ILS	4,026		1,262	0	(2)
	02/2026		$1,217	HUF	400,698	5	0
	02/2026		59	TWD	1,858	0	0
	06/2026	KZT	53,710		$100	0	(1)
FAR	01/2026	AUD	12,347		8,019	0	(221)
	01/2026	CHF	286		357	0	(5)
	01/2026	CNH	9,437		1,341	0	(13)
	01/2026	MXN	108,905		5,871	0	(163)
	01/2026	NZD	3,724		2,134	0	(11)
	01/2026	PEN	3,163		929	0	(11)
	01/2026		$1,392	GBP	1,060	37	0
	01/2026		668	ILS	2,143	5	0
	01/2026		2,529	PLN	9,254	48	0
	01/2026		1,042	SGD	1,347	7	0
	01/2026		525	ZAR	8,814	6	0
	01/2026	ZAR	73,960		$4,301	0	(159)
	02/2026	ILS	2,142		668	0	(4)
	02/2026	PEN	14,468		4,132	0	(165)
	03/2026		11,164		3,292	0	(20)

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

GLM	01/2026	CHF	3,845		4,795	0	(63)
	01/2026	ILS	3,057		946	0	(14)
	01/2026	KRW	587,806		399	0	(8)
	01/2026	THB	12,806		402	0	(5)
	01/2026		$2,097	CAD	2,879	5	(3)
	01/2026		1,404	CNH	9,894	16	0
	01/2026		603	IDR	10,068,938	0	0
	01/2026		150	INR	13,502	0	0
	01/2026		72	MYR	294	1	0
	01/2026		1,731	PLN	6,323	30	0
	01/2026	ZAR	54,996		$3,190	0	(126)
	02/2026		$1,028	MXN	19,064	26	0
	02/2026		145	TRY	6,590	4	0
	03/2026	BRL	96		$17	0	0
	03/2026		$16,804	BRL	92,692	0	(109)
	03/2026		761	MXN	14,116	19	0
	04/2026	BRL	33,100		$5,716	7	(207)
	04/2026		$2,085	MXN	38,378	25	0
JPM	01/2026	CNH	39,283		$5,578	0	(59)
	01/2026	ILS	14,193		4,360	0	(97)
	01/2026	INR	118,459		1,331	16	0
	01/2026	KRW	6,658,677		4,638	22	(2)
	01/2026	NZD	549		319	2	0
	01/2026	PLN	5,834		1,592	0	(33)
	01/2026	TWD	12,402		403	8	0
	01/2026		$1,120	CAD	1,539	2	0
	01/2026		1,752	CNH	12,309	14	0
	01/2026		1,401	INR	124,750	0	(16)
	01/2026		697	KRW	1,021,285	11	0
	01/2026		20	MXN	376	1	0
	01/2026		247	NOK	2,523	4	0
	01/2026		2,279	PLN	8,404	62	0
	01/2026		2,411	TWD	74,588	0	(36)
	01/2026	ZAR	20,158		$1,175	0	(41)
	02/2026		$4,519	KRW	6,475,818	0	(28)
	02/2026		1,728	MXN	32,042	43	0
	03/2026		1,217		22,318	14	0
	04/2026	BRL	69,600		$11,781	0	(659)
	04/2026		$616	MXN	11,350	8	0
MBC	01/2026	CAD	18,945		$13,461	0	(350)
	01/2026	CHF	620		781	0	(2)
	01/2026	GBP	962		1,287	0	(10)
	01/2026	JPY	2,568,000		16,527	120	0
	01/2026	NOK	2,015		199	0	(1)
	01/2026	SGD	24,771		19,091	0	(192)
	01/2026		$1,500	CAD	2,074	12	0
	01/2026		733	CHF	581	2	0
	01/2026		217	INR	19,644	1	0
	01/2026		1,250	JPY	194,501	0	(7)
	01/2026		504	PLN	1,848	11	0
	01/2026		247	THB	8,010	7	0
	01/2026		223	TWD	7,050	1	0
	01/2026		240	ZAR	4,031	3	0
	02/2026		473	MXN	8,748	11	0
	03/2026		507		9,340	8	0
	04/2026		529		9,759	8	0
MYI	01/2026	ILS	3		$1	0	0
	01/2026		$950	CAD	1,321	13	0
	01/2026		540	INR	48,951	3	0
	01/2026		1	JPY	174	0	0
	01/2026		832	KRW	1,215,608	12	0
	01/2026		181	MYR	741	2	0
	01/2026		370	PHP	21,704	0	(2)
	01/2026		140	TWD	4,363	0	(1)
	02/2026	ILS	3,638		$1,130	0	(13)
	04/2026		$250	MXN	4,556	0	0
NGF	01/2026	KRW	1,183,022		$808	0	(12)
	01/2026		$1,166	KRW	1,712,010	21	0
	03/2026	TRY	601		$13	0	0
	03/2026		$110	TRY	5,026	1	0
RBC	01/2026		690	KRW	1,011,813	12	0
SCX	01/2026	CNH	18,816		$2,670	0	(29)
	01/2026	INR	9,099		100	0	(1)
	01/2026	JPY	66,400		425	1	0
	01/2026	TWD	27,842		914	27	0
	01/2026		$1,387	IDR	23,191,140	2	0
	01/2026		683	INR	61,512	0	(1)
	01/2026		2,899	JPY	450,901	0	(19)
SOG	01/2026	EUR	37,870		$43,845	0	(679)
	01/2026	INR	2,624		29	0	0
	01/2026		$10,785	JPY	1,686,752	0	(9)
	01/2026		550	TWD	17,233	0	(1)
	02/2026		473	MXN	8,753	11	0
	03/2026	MXN	156,750		$8,364	0	(279)
	03/2026	PEN	38		11	0	0
	03/2026		$6,706	MXN	125,630	221	0

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

SSB	01/2026	30	KRW	44,045	1	0
UAG	01/2026	CHF	1,787	$2,233	0	(26)
01/2026	PLN	2,488	682	0	(11)
01/2026	$1,919	PLN	6,957	19	0
01/2026	ZAR	81,262	$4,672	0	(228)
02/2026	$427	MXN	7,933	11	0
03/2026	1,217	CLP	1,132,193	42	0

Total Forward Foreign Currency Contracts	$2,427	$(5,916)

PURCHASED OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GST	Put - OTC CDX.IG-45 5-Year Index	Buy	0.650%	05/20/2026	185,800	$366	$276

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	19,000	$28	$11
Call - OTC USD versus HKD	7.800	08/24/2026	27,600	38	15
Put - OTC USD versus KRW	KRW	1,419.000	02/12/2026	2,550	16	15
Put - OTC USD versus ZAR	ZAR	18.000	08/19/2026	5,420	238	437
BRC	Put - OTC USD versus KRW	KRW	1,423.000	02/12/2026	840	5	6
GLM	Put - OTC USD versus BRL	BRL	5.390	02/04/2026	3,210	48	17
Call - OTC USD versus HKD	HKD	7.800	08/14/2026	4,900	7	3
MBC	Call - OTC USD versus HKD	7.800	08/14/2026	9,500	13	5
Call - OTC USD versus HKD	7.800	08/24/2026	10,400	15	6

$408	$515

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.093%	01/04/2027	128,200	$91	$57
Call - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.230	03/30/2026	12,900	99	37
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.317	03/02/2026	14,800	88	25
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.194	03/04/2026	3,100	10	3
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.758	03/30/2026	6,500	51	31
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.146	04/15/2026	8,000	64	15
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.972	08/04/2026	1,200	10	2
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.222	08/04/2026	600	8	2
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.965	08/05/2026	1,200	10	2
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.215	08/05/2026	600	8	2
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.067	08/12/2026	1,300	10	4
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.317	08/12/2026	600	7	3
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.075	08/14/2026	1,300	10	4
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.325	08/14/2026	600	7	3
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.427	08/06/2035	3,400	299	239
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.427	08/06/2035	3,400	299	296
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.656	08/20/2035	3,300	286	254
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.656	08/20/2035	3,300	286	268
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	5,100	439	397
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	5,100	439	409
BRC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	9,800	791	559
Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	12,900	1,041	979
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.163	08/23/2027	733,800	3,686	2,569

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.163	08/23/2027	733,800	3,686	3,597
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.189	01/02/2026	10,700	46	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.442	03/24/2026	16,600	81	72
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.174	04/27/2026	13,100	97	32
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/20/2035	14,200	1,230	1,079
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/21/2035	11,300	977	858
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.751	10/14/2026	108,400	96	68
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.407	03/18/2026	21,400	107	75
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	8,600	757	619
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	8,600	757	737
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	28,400	2,292	1,619
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	37,100	2,994	2,816
JPM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.260	04/28/2026	15,100	144	50
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	02/18/2026	31,500	65	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.989	08/06/2026	1,600	13	3
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.239	08/06/2026	800	10	3
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.995	08/07/2026	1,200	10	3
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.245	08/07/2026	600	8	3
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.038	08/11/2026	1,300	11	3
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.288	08/11/2026	600	8	3
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	14,100	1,242	1,015
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	14,100	1,242	1,208
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.857	10/07/2026	136,900	106	61
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.141	12/30/2026	137,400	102	54
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.082	01/04/2027	137,700	103	62
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.421	03/30/2026	16,200	83	68
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.174	04/27/2026	1,500	11	4
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.255	08/03/2026	15,200	198	65
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.505	08/03/2026	13,500	268	112
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.255	08/03/2026	13,500	199	96
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.048	08/10/2026	1,300	10	3
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.298	08/10/2026	600	8	3
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	08/07/2035	3,400	300	245
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	08/07/2035	3,400	300	291
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.520	08/13/2035	6,900	607	504
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.520	08/13/2035	6,900	607	585

							$26,814	$22,176

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Cost	Market Value

GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2056		$97.375	02/05/2026		$8,900	$11	$1
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2056		98.906	02/05/2026		33,700	22	1

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2056	98.922	02/05/2026	32,600	22	1

$55	$3

Total Purchased Options	$27,643	$22,970

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Call - OTC CDX.IG-45 5-Year Index	Buy	0.525%	01/21/2026	26,000	$(31)	$(32)
Call - OTC CDX.IG-45 5-Year Index	Buy	0.550	01/21/2026	74,840	(137)	(167)
Call - OTC CDX.IG-45 5-Year Index	Buy	0.575	01/21/2026	12,400	(29)	(41)
Call - OTC CDX.IG-45 5-Year Index	Buy	0.525	02/18/2026	72,700	(107)	(108)
Put - OTC CDX.IG-45 5-Year Index	Sell	0.525	02/18/2026	16,800	(26)	(18)
Call - OTC CDX.IG-45 5-Year Index	Buy	0.500	05/20/2026	41,500	(54)	(52)
Call - OTC CDX.IG-45 5-Year Index	Buy	0.525	05/20/2026	168,000	(313)	(313)
RBC	Call - OTC CDX.IG-45 5-Year Index	Buy	0.525	02/18/2026	2,700	(4)	(4)

$(701)	$(735)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	19,000	$(10)	$(6)
Call - OTC USD versus HKD	7.850	08/24/2026	27,600	(13)	(9)
Put - OTC USD versus KRW	KRW	1,383.000	02/12/2026	2,550	(5)	(4)
Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	10,840	(230)	(410)
BRC	Put - OTC USD versus KRW	KRW	1,385.000	02/12/2026	840	(2)	(2)
GLM	Put - OTC USD versus BRL	BRL	5.160	02/04/2026	3,210	(9)	(1)
Call - OTC USD versus BRL	5.680	02/04/2026	3,210	(39)	(25)
Call - OTC USD versus HKD	HKD	7.850	08/14/2026	4,900	(2)	(2)
MBC	Call - OTC USD versus HKD	7.850	08/14/2026	9,500	(4)	(3)
Call - OTC USD versus HKD	7.850	08/24/2026	10,400	(6)	(3)

$(320)	$(465)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.617%	03/02/2026	16,200	$(87)	$(104)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.646	04/15/2026	9,700	(74)	(83)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.625	01/08/2026	200	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.925	01/08/2026	200	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.622	01/29/2026	1,400	(3)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.882	01/29/2026	1,400	(3)	(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.066	02/05/2026	6,100	(10)	(5)
DUB	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.689	01/02/2026	12,000	(46)	0
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.742	03/24/2026	17,500	(81)	(84)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.674	04/27/2026	13,800	(97)	(117)
FAR	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.707	03/18/2026	22,200	(107)	(115)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.580	01/05/2026	1,900	(4)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.860	01/05/2026	1,900	(4)	0
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.578	01/12/2026	1,300	(3)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.878	01/12/2026	1,300	(3)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.648	01/15/2026	1,200	(3)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.928	01/15/2026	1,200	(3)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.180	02/05/2026	17,600	(16)	(5)
JPM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.560	04/28/2026	15,400	(144)	(187)
MYC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.721	03/30/2026	17,400	(83)	(97)

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.674	04/27/2026	1,600	(11)	(14)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.625	01/08/2026	1,600	(4)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.925	01/08/2026	1,600	(4)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.639	01/12/2026	1,500	(3)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.919	01/12/2026	1,500	(4)	(1)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.639	01/12/2026	1,500	(4)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.919	01/12/2026	1,500	(4)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.186	02/05/2026	18,200	(16)	(5)

$(823)	$(829)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2056	$97.375	01/07/2026	$4,600	$(13)	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 03/01/2056	102.133	03/05/2026	13,200	(35)	(10)
Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 03/01/2056	102.141	03/05/2026	19,800	(50)	(15)

$(98)	$(25)

Total Written Options	$(1,942)	$(2,054)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Saudi Arabia Government International Bonds	1.000%	Quarterly	12/20/2035	1.056%	$1,300	$(1)	$(5)	$0	$(6)
DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	535	0	5	5	0
GST	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.706	100	(1)	1	0	0
JPM	Saudi Arabia Government International Bonds	1.000	Quarterly	06/20/2035	1.033	3,300	22	(29)	0	(7)

$20	$(28)	$5	$(13)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$8,674	$(2,370)	$1,689	$0	$(681)
iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	EUR	3,500	786	39	825	0
BPS	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	7,280	1,679	37	1,716	0
CBK	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	5,182	1,179	42	1,221	0
JPM	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	11,410	2,638	51	2,689	0
MYC	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	1,860	432	6	438	0

$4,344	$1,864	$6,889	$(681)

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	ERAUSLT Index	393,380	4.440% (FEDL01 plus a specified spread)	Maturity	02/18/2026	$242,275	$0	$21,977	$21,977	$0
Receive	ERAUSLT Index	589,880	4.420% (SOFR plus a specified spread)	Maturity	04/08/2026	353,904	0	45,122	45,122	0
Receive	ERAUSLT Index	79,711	4.30% (SOFR plus a specified spread)	Monthly	08/05/2026	55,933	0	(218)	0	(218)
Receive	ERAUSLT Index	514,943	4.330% (SOFR less a specified spread)	Monthly	12/09/2026	361,336	0	(1,283)	0	(1,283)

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

MYI	Receive	ERAUSLT Index	6,377	4.330% (SOFR less a specified spread)	Monthly	12/09/2026	4,475	0	(16)	0	(16)

$0	$65,582	$67,099	$(1,517)

Total Swap Agreements	$4,364	$67,418	$73,993	$(2,211)

(j)

Securities with an aggregate market value of $5,311 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$1,187	$1,187
Corporate Bonds & Notes
Banking & Finance	0	26,546	0	26,546
Industrials	0	8,810	0	8,810
Utilities	0	2,991	0	2,991
Municipal Bonds & Notes
California	0	454	0	454
U.S. Government Agencies	0	1,091,055	0	1,091,055
U.S. Treasury Obligations	0	32,511	0	32,511
Non-Agency Mortgage-Backed Securities	0	74,461	0	74,461
Asset-Backed Securities
Automobile Sequential	0	14,132	0	14,132
CMBS Other	0	35,498	0	35,498
Home Equity Other	0	76,860	0	76,860
Home Equity Sequential	0	1,230	0	1,230
Whole Loan Collateral	0	9,968	0	9,968
Other ABS	0	84,556	0	84,556
Sovereign Issues	0	113,499	0	113,499
Exchange-Traded Funds	142,305	0	0	142,305
Short-Term Instruments
Commercial Paper	0	6,494	0	6,494
Repurchase Agreements	0	102,500	0	102,500
Short-Term Notes	0	2,477	0	2,477
U.S. Treasury Bills	0	671	0	671

$142,305	$1,684,713	$1,187	$1,828,205
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$85,520	$0	$0	$85,520

Total Investments	$227,825	$1,684,713	$1,187	$1,913,725

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(146,070)	$0	$(146,070)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,322	1,468	0	2,790
Over the counter	0	99,385	5	99,390

$1,322	$100,853	$5	$102,180
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(91)	(844)	0	(935)
Over the counter	0	(9,500)	(681)	(10,181)

$(91)	$(10,344)	$(681)	$(11,116)

Total Financial Derivative Instruments	$1,231	$90,509	$(676)	$91,064

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

Totals	$229,056	$1,629,152	$511	$1,858,719

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

Schedule of Investments PIMCO RAE PLUS International Fund	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 163.1% ¤
CORPORATE BONDS & NOTES 2.9%
BANKING & FINANCE 1.5%
ARES Strategic Income Fund 5.450% due 09/09/2028	$400	$404
Athene Global Funding 5.033% due 07/17/2030	500	504
Bank of Nova Scotia 5.450% due 08/01/2029	300	313
Barclays PLC 6.224% due 05/09/2034 •	400	430
Ford Motor Credit Co. LLC
5.800% due 03/05/2027	200	203
5.800% due 03/08/2029	200	204
GSPA Monetization Trust 6.422% due 10/09/2029	26	26
VICI Properties LP 4.750% due 02/15/2028	100	101

		2,185

INDUSTRIALS 0.9%
Beignet Investor LLC 6.581% due 05/30/2049	640	677
Petroleos del Peru SA 5.625% due 06/19/2047	200	127
Petroleos Mexicanos 6.350% due 02/12/2048	100	78
United Airlines Pass-Through Trust 5.450% due 08/15/2038	97	100
Viper Energy Partners LLC 5.700% due 08/01/2035	100	102
Volkswagen Group of America Finance LLC 5.050% due 03/27/2028	300	305

		1,389

UTILITIES 0.5%
Pacific Gas & Electric Co.
4.500% due 07/01/2040	100	87
6.150% due 03/01/2055	100	99
6.700% due 04/01/2053	300	317
Southern California Edison Co. 5.150% due 06/01/2029	300	307

		810

Total Corporate Bonds & Notes (Cost $4,270)		4,384

U.S. GOVERNMENT AGENCIES 94.7%
Federal Home Loan Mortgage Corp.
3.000% due 09/01/2032	296	290
4.500% due 08/01/2052 - 12/01/2054	1,121	1,105
5.000% due 01/01/2055	141	142
5.500% due 11/01/2054 (g)	6,770	6,870
6.000% due 10/01/2055	99	102
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 2.903% due 07/25/2054 ~	489	476
Federal Home Loan Mortgage Corp. REMICS
0.905% due 02/15/2041 •	3	2
2.133% due 09/15/2041 •	468	460
2.472% due 09/15/2036 •(a)	111	12
2.663% due 02/15/2040 •	83	78
4.398% due 05/15/2037 •	4	4
4.814% due 11/25/2054 •	406	407
4.824% due 09/25/2055 •	4,891	4,918
5.000% due 04/15/2041	179	184
5.024% due 12/25/2054 - 03/25/2055 •	1,776	1,784
5.500% due 03/15/2034	79	82
Federal National Mortgage Association
3.000% due 01/01/2027	24	24
4.000% due 04/01/2043 - 08/01/2045	2,788	2,725
4.000% due 08/01/2051 (g)	2,905	2,842
4.202% due 10/01/2029 ~	700	706

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2025 (Unaudited)

4.300% due 12/01/2029 - 12/01/2032		6,701	6,689
4.705% due 09/01/2031 ~		1,300	1,328
4.720% due 10/01/2028		800	818
4.930% due 06/01/2029		300	309
5.000% due 12/01/2054		182	183
5.300% due 11/01/2030		600	628
5.500% due 07/01/2054		645	655
Federal National Mortgage Association REMICS
0.000% due 08/25/2039 (b)(d)		232	203
0.000% due 11/25/2040 •		3	2
2.061% due 03/25/2037 •(a)		99	10
2.111% due 04/25/2037 •(a)		357	33
2.161% due 11/25/2039 •(a)		55	6
2.391% due 03/25/2037 •(a)		123	12
2.411% due 05/25/2037 •(a)		322	28
2.801% due 04/25/2037 •(a)		600	81
3.211% due 02/25/2037 •(a)		55	7
3.661% due 07/25/2033 •(a)		33	3
4.319% due 04/25/2037 •		3	3
4.339% due 07/25/2037 •		4	4
4.509% due 10/25/2040 •		13	13
5.024% due 09/25/2055 •		1,458	1,465
Federal National Mortgage Association-ACES 2.242% due 01/25/2031 ~(a)		452	23
Government National Mortgage Association REMICS
4.337% due 08/20/2047 •		80	78
5.068% due 07/20/2055 •		867	872
5.268% due 07/20/2055 •		3,434	3,467
Government National Mortgage Association, TBA
3.500% due 02/01/2056		4,600	4,186
4.000% due 02/01/2056		5,150	4,864
4.500% due 02/01/2056		3,280	3,193
5.000% due 01/01/2056		4,380	4,371
5.500% due 02/01/2056		2,190	2,210
6.000% due 01/01/2056		2,160	2,201
U.S. Small Business Administration
5.490% due 03/01/2028		4	4
6.020% due 08/01/2028		30	31
Uniform Mortgage-Backed Security, TBA
4.500% due 02/01/2056		2,890	2,819
5.000% due 02/01/2056		12,110	12,066
5.500% due 02/01/2056		3,150	3,191
6.000% due 02/01/2056		27,740	28,469
6.500% due 02/01/2056 - 03/01/2056		34,070	35,431

Total U.S. Government Agencies (Cost $143,013)			143,169

U.S. TREASURY OBLIGATIONS 0.9%
U.S. Treasury Bonds
4.875% due 08/15/2045		43	43
U.S. Treasury Notes
3.875% due 07/31/2030 (j)		1,200	1,209
4.250% due 08/15/2035 (j)		70	71

Total U.S. Treasury Obligations (Cost $1,317)			1,323

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.5%
American Home Mortgage Assets Trust 6.750% due 11/25/2046 þ		148	135
Avon Finance 4.642% due 12/28/2049 •	GBP	376	508
Banc of America Funding Trust
4.154% due 06/20/2037 ~		$27	23
4.654% due 09/20/2046 ~		617	558
6.000% due 08/25/2036		18	17
Banc of America Mortgage Trust
5.641% due 06/25/2034 ~		10	10
5.732% due 02/25/2034 ~		8	8
5.870% due 01/25/2035 ~		7	7
Bear Stearns ARM Trust
4.422% due 02/25/2036 ~		123	114
5.950% due 02/25/2036 •		5	5
Chase Mortgage Finance Trust
4.461% due 09/25/2036 ~		153	130
4.765% due 01/25/2036 ~		13	12
ChaseFlex Trust 4.446% due 07/25/2037 •		1,375	1,224
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.076% due 05/25/2036 •		179	173
CHL Mortgage Pass-Through Trust
4.446% due 05/25/2035 •		99	88
4.506% due 02/25/2035 •		7	7
5.750% due 05/25/2037		12	5
6.000% due 01/25/2037		336	153
6.000% due 02/25/2037		329	143
6.589% due 10/20/2034 ~		12	12

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2025 (Unaudited)

CHL Reperforming Loan Trust REMICS 4.186% due 06/25/2035 •	42	41
Citigroup Mortgage Loan Trust, Inc.
4.457% due 09/25/2037 ~	17	16
6.480% due 10/25/2035 •	20	20
6.560% due 10/25/2035 •	23	23
CitiMortgage Alternative Loan Trust
4.446% due 04/25/2037 •	214	178
6.000% due 06/25/2037	147	136
Countrywide Alternative Loan Trust
4.268% due 09/20/2046 •	37	36
4.366% due 12/25/2035 •	16	15
4.448% due 11/20/2035 •	76	70
5.429% due 08/25/2035 •	43	41
5.500% due 06/25/2035	288	230
5.500% due 11/25/2035	117	63
5.509% due 01/25/2036 •	159	154
5.750% due 03/25/2037	259	130
6.000% due 12/25/2035	379	267
6.000% due 05/25/2036	68	32
6.000% due 08/25/2036 •	133	74
6.250% due 08/25/2036	932	482
7.000% due 10/25/2037	148	48
CSAB Mortgage-Backed Trust 6.184% due 12/25/2036 þ	2,650	367
CSMC Mortgage-Backed Trust 5.750% due 08/25/2036	25	21
CSMC Trust 4.191% due 06/25/2050 ~	799	725
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.226% due 02/25/2037 •	691	609
4.346% due 02/25/2035 •	35	35
First Horizon Alternative Mortgage Securities Trust
5.005% due 06/25/2036 ~	413	325
5.395% due 12/25/2035 ~	49	37
GSR Mortgage Loan Trust
4.125% due 11/25/2035 ~	31	27
4.970% due 11/25/2035 ~	6	6
5.001% due 07/25/2035 ~	4	3
5.109% due 09/25/2035 ~	26	24
5.500% due 01/25/2037	8	19
5.880% due 04/25/2032 •	16	15
HarborView Mortgage Loan Trust 6.029% due 10/19/2035 •	928	434
Impac CMB Trust 4.486% due 03/25/2035 •	127	125
Impac Secured Assets CMN Owner Trust 6.187% due 07/25/2035 ~	54	52
IndyMac INDX Mortgage Loan Trust
4.186% due 05/25/2035 ~	479	318
4.226% due 09/25/2046 •	157	146
4.326% due 07/25/2035 •	244	230
JP Morgan Mortgage Trust
4.051% due 07/27/2037 ~	88	83
5.191% due 07/25/2035 ~	4	4
5.586% due 07/25/2035 ~	105	102
5.750% due 01/25/2036	20	9
Lehman Mortgage Trust 4.496% due 11/25/2036 •	250	113
Lehman XS Trust 4.296% due 08/25/2046 •	400	419
MASTR Adjustable Rate Mortgages Trust 5.633% due 11/21/2034 ~	12	12
MASTR Asset Securitization Trust 6.000% due 06/25/2036	157	84
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 4.725% due 08/15/2032 •	28	28
Merrill Lynch Alternative Note Asset Trust
4.066% due 03/25/2037 •	416	98
4.246% due 03/25/2037 •	3,138	737
6.000% due 03/25/2037	77	24
Merrill Lynch Mortgage Investors Trust
5.011% due 04/25/2035 ~	9	8
5.199% due 05/25/2036 ~	93	88
5.348% due 02/25/2036 ~	1	1
5.630% due 02/25/2033 •	18	18
Morgan Stanley Mortgage Loan Trust
5.782% due 06/25/2036 ~	4	4
6.000% due 08/25/2036	122	49
Morgan Stanley Re-REMICS Trust 5.250% due 05/26/2037 ~	108	47
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 þ	33	16
NovaStar Mortgage Funding Trust 0.388% due 09/25/2046 •	910	336

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2025 (Unaudited)

RALI Trust
4.346% due 08/25/2037 •	23	23
6.000% due 01/25/2037	41	33
6.000% due 03/25/2037	93	77
RFMSI Trust 5.672% due 04/25/2037 ~	195	169
Sequoia Mortgage Trust 3.544% due 09/20/2046 ~	103	67
STARM Mortgage Loan Trust 6.674% due 01/25/2037 ~	100	58
Structured Adjustable Rate Mortgage Loan Trust
3.892% due 01/25/2035 ~	25	24
4.728% due 08/25/2035 ~	37	18
Structured Asset Mortgage Investments II Trust 4.266% due 04/25/2036 •	35	32
Thornburg Mortgage Securities Trust
3.010% due 03/25/2044 ~	43	42
5.285% due 12/25/2044 ~	70	69
5.413% due 06/25/2047 •	224	221
WaMu Mortgage Pass-Through Certificates Trust
3.878% due 12/25/2046 •	34	30
3.930% due 06/25/2037 ~	140	123
4.303% due 06/25/2037 ~	43	38
4.386% due 12/25/2045 •	15	15
4.509% due 10/25/2035 ~	23	21
4.686% due 12/25/2035 ~	199	188
4.966% due 01/25/2035 ~	48	47
5.029% due 02/25/2046 •	70	65
5.502% due 08/25/2035 ~	39	41
6.169% due 06/25/2033 ~	32	32
Washington Mutual Mortgage Pass-Through Certificates Trust
3.911% due 09/25/2036 •	680	176
4.346% due 02/25/2036 •	636	544
4.779% due 02/25/2047 •	931	885
4.969% due 04/25/2046 •	78	71
Wells Fargo Mortgage-Backed Securities Trust 6.194% due 09/25/2036 ~	4	4

Total Non-Agency Mortgage-Backed Securities (Cost $17,011)		14,299

ASSET-BACKED SECURITIES 20.4%
AUTOMOBILE ABS OTHER 1.3%
Carvana Auto Receivables Trust 5.050% due 05/12/2031	500	506
CPS Auto Receivables Trust 5.190% due 08/15/2028	370	370
Exeter Automobile Receivables Trust
4.480% due 04/16/2029	500	501
4.640% due 01/15/2030	500	502

		1,879

AUTOMOBILE SEQUENTIAL 1.2%
Avis Budget Rental Car Funding AESOP LLC 5.900% due 08/21/2028	300	307
Carvana Auto Receivables Trust 5.620% due 01/10/2029	203	205
Foursight Capital Automobile Receivables Trust 5.990% due 05/15/2028	56	56
GLS Auto Select Receivables Trust 5.960% due 10/16/2028	215	217
Hertz Vehicle Financing III LLC 5.490% due 06/25/2027	300	301
Lendbuzz Securitization Trust 7.500% due 12/15/2028	477	486
Research-Driven Pagaya Motor Asset Trust 7.130% due 01/26/2032	157	157
Research-Driven Pagaya Motor Asset Trust V 5.320% due 09/25/2030	113	114

		1,843

CMBS OTHER 0.7%
AREIT Trust 5.187% due 01/20/2037 •	268	268
LoanCore Issuer Ltd. 5.165% due 11/15/2038 •	92	92
LRECS LLC 5.500% due 08/19/2043 •	600	601

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2025 (Unaudited)

MF1 Ltd. 4.929% due 10/16/2036 •		98	98

			1,059

HOME EQUITY OTHER 5.4%
Asset-Backed Securities Corp. Home Equity Loan Trust 4.656% due 06/25/2034 •		1,007	1,057
Bear Stearns Asset-Backed Securities I Trust 4.896% due 08/25/2037 •		709	648
Chase Funding Trust 4.486% due 08/25/2032 •		30	30
Citigroup Mortgage Loan Trust, Inc.
4.036% due 05/25/2037 •		977	665
4.446% due 10/25/2036 •		290	171
Countrywide Asset-Backed Certificates 4.246% due 02/25/2037 •		269	258
Countrywide Asset-Backed Certificates Trust
4.286% due 09/25/2037 •		275	293
4.586% due 08/25/2047 •		305	302
EMC Mortgage Loan Trust 5.146% due 02/25/2041 •		10	11
Fremont Home Loan Trust
4.126% due 11/25/2036 •		413	247
4.146% due 10/25/2036 •		1,459	585
4.581% due 01/25/2035 •		28	28
GSAA Home Equity Trust
3.934% due 03/25/2036 ~		535	65
3.946% due 05/25/2037 •		595	213
3.986% due 03/25/2036 •		273	87
4.486% due 04/25/2047 •		512	222
6.795% due 06/25/2036 þ		496	109
GSAMP Trust
4.046% due 12/25/2046 •		192	96
4.306% due 01/25/2037 •		605	536
JP Morgan Mortgage Acquisition Trust 4.266% due 10/25/2036 •		66	66
Morgan Stanley ABS Capital I, Inc. Trust 3.956% due 03/25/2037 •		1,792	767
Morgan Stanley Dean Witter Capital I, Inc. Trust 4.826% due 02/25/2033 •		42	42
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 6.532% due 10/25/2036 þ		355	61
Option One Mortgage Loan Trust 4.626% due 02/25/2035 •		345	332
Renaissance Home Equity Loan Trust 4.946% due 09/25/2037 •		333	133
Residential Asset Securities Corporation Trust 4.426% due 06/25/2033 •		78	76
Securitized Asset-Backed Receivables LLC Trust 4.326% due 07/25/2036 •		702	268
Soundview Home Loan Trust 5.146% due 10/25/2037 •		562	444
Structured Asset Investment Loan Trust 6.996% due 08/25/2033 •		420	386

			8,198

WHOLE LOAN COLLATERAL 1.0%
Citigroup Mortgage Loan Trust, Inc. 7.250% due 05/25/2036 þ		123	61
First Franklin Mortgage Loan Trust
4.006% due 11/25/2036 •		15	16
4.156% due 09/25/2036 •		134	127
4.566% due 11/25/2035 •		595	565
Securitized Asset-Backed Receivables LLC Trust 4.806% due 01/25/2036 •		309	291
Specialty Underwriting & Residential Finance Trust
4.146% due 06/25/2037 •		120	72
4.602% due 12/25/2036 •		304	297

			1,429

OTHER ABS 10.8%
37 Capital CLO 1 Ltd. 5.185% due 10/15/2034 •		500	501
ACHV ABS Trust 5.430% due 10/27/2031		156	158
AlbaCore EURO CLO I DAC 3.084% due 10/18/2034 •	EUR	500	588
AMMC CLO 24 Ltd. 5.084% due 01/20/2035 •		$600	600
Anchorage Credit Funding 9 Ltd. 3.793% due 10/25/2037		389	385

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2025 (Unaudited)

Arcano Euro CLO II DAC 0.000% due 07/25/2039 •	EUR	500	590
Bain Capital Credit CLO Ltd. 5.124% due 07/16/2034 •		$500	501
BHG Securitization Trust 5.930% due 10/17/2035		254	255
Capital Four U.S. CLO II Ltd. 5.784% due 01/20/2037 •		500	504
Carlyle Euro CLO DAC 3.221% due 08/15/2038 •	EUR	500	588
Carlyle Global Market Strategies CLO Ltd. 4.974% due 07/20/2034 •		$600	600
CQS U.S. CLO Ltd. 5.084% due 01/20/2035 •		600	601
CVC Cordatus Loan Fund XIV DAC 2.904% due 05/22/2032 •	EUR	359	423
CVC Cordatus Loan Fund XXIV DAC 3.266% due 10/23/2034 •		320	377
Diameter Capital CLO 6 Ltd. 5.515% due 04/15/2037 •		$1,000	1,005
Dryden 60 CLO Ltd. 5.216% due 07/15/2031 •		151	151
Foundation Finance Trust 4.670% due 04/15/2052		501	504
Jamestown CLO XVI Ltd. 4.978% due 07/25/2034 •		700	700
Jamestown CLO XVIII Ltd. 5.128% due 07/25/2035 •		500	501
KKR CLO 16 Ltd. 4.988% due 10/20/2034 •		500	500
KKR CLO 33 Ltd. 4.993% due 07/20/2034 •		1,000	1,000
OCP Euro CLO DAC 3.244% due 07/20/2036 •	EUR	500	588
Octagon Investment Partners 39 Ltd. 5.034% due 10/20/2030 •		$154	155
Oportun Issuance Trust 5.860% due 02/09/2032		16	16
Pagaya AI Debt Trust 5.373% due 01/17/2033		500	504
Palmer Square European Loan Funding DAC 4.064% due 02/15/2035 •	EUR	500	590
PK ALIFT Loan Funding 4 LP 5.052% due 10/15/2039		$489	491
PPM CLO 5 Ltd. 4.998% due 10/18/2034 •		500	500
Sandstone Peak Ltd. 5.185% due 10/15/2034 •		500	501
Shackleton CLO Ltd. 5.084% due 07/20/2034 •		700	701
Symphony CLO XXV Ltd. 4.874% due 04/19/2034 •		700	700
Trinitas Euro CLO I DAC 3.232% due 07/15/2039 •	EUR	500	588
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		$9	9

			16,375

Total Asset-Backed Securities (Cost $31,903)			30,783

SOVEREIGN ISSUES 14.2%
Bonos de la Tesoreria de la Republica en pesos 5.000% due 10/01/2028	CLP	990,000	1,108
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2026 (d)	BRL	17,400	3,072
Colombia Government International Bonds 8.375% due 11/07/2054		$300	319
Colombia TES
11.000% due 08/22/2029	COP	7,283,000	1,823
11.750% due 01/24/2035		1,433,200	353
12.750% due 11/28/2040		1,518,900	394
13.250% due 02/09/2033		1,314,800	353
Eagle Funding Luxco SARL 5.500% due 08/17/2030		$700	714
Ecuador Government International Bonds 0.000% due 07/31/2030 (d)		200	171
Egypt Government Bonds 21.954% due 03/04/2028	EGP	11,200	235
Ivory Coast Government International Bonds 6.625% due 03/22/2048	EUR	200	213
Japan Government Thirty Year Bonds 2.400% due 03/20/2055	JPY	90,000	472
Mexico Bonos 8.500% due 03/01/2029	MXN	31,800	1,783

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2025 (Unaudited)

Peru Government Bonds
6.850% due 08/12/2035	PEN	1,000	321
7.300% due 08/12/2033		2,400	815
Peru Government International Bonds
5.400% due 08/12/2034		2,500	742
6.150% due 08/12/2032		10,500	3,371
6.950% due 08/12/2031		401	133
Republic of Poland Government Bonds 4.750% due 07/25/2029	PLN	2,540	720
Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	23,070	1,191
7.000% due 02/28/2031		18,460	1,091
8.000% due 01/31/2030		4,400	272
8.250% due 03/31/2032		1,800	112
8.500% due 01/31/2037		2,600	156
8.875% due 02/28/2035		13,000	819
Romania Government International Bonds 6.750% due 07/11/2039	EUR	300	368
Turkiye Government Bonds
38.324% (BISTREFI + 0.000%) due 09/06/2028 ~	TRY	5,500	128
39.431% (BISTREFI + 0.000%) due 05/20/2026 ~		100	2
39.431% (BISTREFI + 0.000%) due 05/17/2028 ~		6,200	144

Total Sovereign Issues (Cost $20,003)			21,395

		SHARES
EXCHANGE-TRADED FUNDS 10.6%
iShares Core S&P 500 ETF		23,393	16,023

Total Exchange-Traded Funds (Cost $15,802)			16,023

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 9.9%
COMMERCIAL PAPER 0.9%
Southern California Edison Co. 4.550% due 01/05/2026		$1,400	1,399

REPURCHASE AGREEMENTS (f) 7.9%			11,900

SHORT-TERM NOTES 1.0%
Federal Home Loan Bank Discount Notes
3.510% due 06/24/2026 (d)(e)		1,100	1,082
3.565% due 02/25/2026 (d)(e)		500	497

			1,579

SOUTH AFRICA TREASURY BILLS 0.0%
7.505% due 06/17/2026 (d)(e)	ZAR	900	53

U.S. TREASURY BILLS 0.1%
3.695% due 02/10/2026 - 02/12/2026 (c)(d)(j)		$111	110

Total Short-Term Instruments (Cost $15,039)			15,041

Total Investments in Securities (Cost $248,358)			246,417

		SHARES
INVESTMENTS IN AFFILIATES 6.9%
SHORT-TERM INSTRUMENTS 6.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.9%
PIMCO Short Asset Portfolio		1,057,997	10,386
PIMCO Short-Term Floating NAV Portfolio III		2,667	26

Total Short-Term Instruments (Cost $10,385)			10,412

Total Investments in Affiliates (Cost $10,385)			10,412

Total Investments 170.0% (Cost $258,743)			$256,829
Financial Derivative Instruments (h)(i) 1.9%(Cost or Premiums, net $6,351)			2,883

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2025 (Unaudited)

Other Assets and Liabilities, net (71.9)%	(108,596)

Net Assets 100.0%	$151,116

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«				Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ				Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)				Security is an Interest Only ("IO") or IO Strip.
(b)				Principal only security.
(c)				Coupon represents a weighted average yield to maturity.
(d)				Zero coupon security.
(e)				Coupon represents a yield to maturity.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)				REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	3.870%	12/31/2025	01/02/2026	$11,900	U.S. Treasury Notes 4.000% due 01/31/2031		$(12,118)	$11,900	$11,903

Total Repurchase Agreements							$(12,118)	$11,900	$11,903

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing RateSSSSSSS	Settlement Date	Maturity Date	Amount Borrowed		Payable for Reverse Repurchase Agreements

BPS				3.970%	12/30/2025	01/06/2026	$(6,699)		$(6,701)
DEU				3.950	12/29/2025	01/07/2026	(2,771)		(2,772)

Total Reverse Repurchase Agreements									$(9,473)

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (12.7)%
Government National Mortgage Association, TBA					3.000%	02/01/2056	$4,600	$(4,115)	$(4,129)
Uniform Mortgage-Backed Security, TBA					2.000	01/01/2056	3,220	(2,614)	(2,603)
Uniform Mortgage-Backed Security, TBA					2.500	01/01/2056	4,560	(3,872)	(3,856)
Uniform Mortgage-Backed Security, TBA					3.000	02/01/2056	220	(195)	(194)
Uniform Mortgage-Backed Security, TBA					3.500	02/01/2056	8,670	(7,988)	(7,989)
Uniform Mortgage-Backed Security, TBA					4.000	02/01/2056	500	(474)	(474)

Total Short Sales (12.7)%								$(19,258)	$(19,245)

(g)				Securities with an aggregate market value of $9,713 have been pledged as collateral under the terms of master agreements as of December 31, 2025.
(1)				Includes accrued interest.
(h)				FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description				Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note March Futures				$111.000	02/20/2026	21	$21	$(11)	$(6)
Call - CBOT U.S. Treasury 10-Year Note March Futures				114.000	02/20/2026	21	21	(14)	(4)

Total Written Options								$(25)	$(10)

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2025 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

30-Day Federal Fund February Futures	02/2026	34	$13,658	$(5)	$0	$0
30-Day Federal Fund May Futures	05/2026	14	5,633	(10)	0	(1)
Australia Government 10-Year Bond March Futures	03/2026	24	1,754	3	2	0
California Carbon Allowance Vintage December Futures	12/2026	3	99	1	0	0
Euro-Bund March Futures	03/2026	43	6,447	(89)	0	(11)
U.S. Treasury 2-Year Note March Futures	03/2026	82	17,121	15	0	(6)
U.S. Treasury 5-Year Note March Futures	03/2026	190	20,768	(24)	0	(22)
U.S. Treasury 10-Year Note March Futures	03/2026	161	18,102	(38)	0	(33)
U.S. Treasury Long-Term Bond March Futures	03/2026	14	1,618	(13)	0	(3)

$(160)	$2	$(76)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Adjusted Interest Rate S&P 500 Total Return January Futures	01/2026	15	$(5,027)	$(14)	$44	$0
Adjusted Interest Rate S&P 500 Total Return June Futures	06/2026	15	(5,042)	(54)	43	0
Adjusted Interest Rate S&P 500 Total Return March Futures	03/2026	12	(4,027)	(44)	35	0
Euro-Oat March Futures	03/2026	47	(6,661)	26	16	0
Japan Government 10-Year Bond March Futures	03/2026	7	(5,917)	40	13	0
Mini MSCI EAFE Index March Futures	03/2026	8	(1,161)	(2)	7	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	22	(2,596)	7	8	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	4	(460)	1	1	0

$(40)	$167	$0

Total Futures Contracts	$(200)	$169	$(76)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Bank of America Corp.	1.000%	Quarterly	12/20/2026	0.299%	$600	$7	$(3)	$4	$0	$0
General Electric Co.	1.000	Quarterly	12/20/2026	0.064	700	8	(1)	7	0	0

$15	$(4)	$11	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-44 5-Year Index	(1.000)%	Quarterly	06/20/2030	$3,500	$(60)	$(20)	$(80)	$0	$0
CDX.IG-45 5-Year Index	(1.000)	Quarterly	12/20/2030	7,270	(159)	(8)	(167)	0	0

$(219)	$(28)	$(247)	$0	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	11,100	$(54)	$116	$62	$13	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033	100	(1)	5	4	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035	100	0	0	0	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035	1,300	(38)	41	3	2	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055	660	31	(39)	(8)	0	(2)

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2025 (Unaudited)

Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.500	Annual	12/17/2055	JPY	240,000	(8)	(98)	(106)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		$4,800	(2)	0	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.982	Annual	09/30/2026		7,700	0	24	24	0	(1)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.150	Annual	08/25/2028		13,000	(18)	(2)	(20)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.842	Annual	02/28/2029		940	0	10	10	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		300	(1)	(3)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		3,700	93	(3)	90	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		1,650	(23)	3	(20)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		11,550	(215)	64	(151)	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		4,900	49	(57)	(8)	8	0
Pay	1-Day USD-SOFR Compounded-OIS	3.809	Annual	06/30/2031		2,700	0	37	37	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		1,700	5	(25)	(20)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		13,100	1,553	1	1,554	25	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032		850	(9)	2	(7)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032		5,770	(131)	79	(52)	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		7,900	516	(133)	383	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		2,410	(4)	2	(2)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	10/11/2034		100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.375	Annual	10/15/2034		100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.385	Annual	10/17/2034		100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.395	Annual	10/17/2034		200	(1)	(4)	(5)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.446	Annual	10/23/2034		100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.463	Annual	10/23/2034		100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.465	Annual	10/30/2034		100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.485	Annual	10/30/2034		100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.495	Annual	10/30/2034		200	(1)	(3)	(4)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.455	Annual	11/01/2034		100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	11/01/2034		100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.435	Annual	11/05/2034		300	(1)	(6)	(7)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/06/2034		100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.535	Annual	11/06/2034		200	(1)	(2)	(3)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		100	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034		100	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034		100	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034		100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		2,800	(18)	15	(3)	7	0
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035		100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035		200	(1)	2	1	0	(1)

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2025 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035		100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035		100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		50	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		200	(1)	(1)	(2)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		100	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035		100	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		14,450	31	19	50	35	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		950	(17)	21	4	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		3,300	745	600	1,345	8	0
Pay	1-Day USD-SOFR Compounded-OIS	4.046	Annual	11/15/2052		1,080	0	(23)	(23)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	4.054	Annual	11/15/2052		1,130	0	(23)	(23)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		1,980	106	378	484	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		3,360	49	336	385	11	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		3,810	(327)	(113)	(440)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		980	24	47	71	3	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.110	Annual	08/25/2057		200	0	(4)	(4)	0	(1)
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	600	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		6,300	0	(5)	(5)	0	(1)
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		1,100	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	12.975	Maturity	01/02/2029		10,700	0	(6)	(6)	0	0
Pay	1-Year BRL-CDI	13.245	Maturity	01/02/2029		12,200	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		4,200	0	(4)	(4)	0	(2)
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		300	0	0	0	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.590	Quarterly	08/22/2029	COP	2,917,300	0	51	51	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	8.933	Quarterly	08/22/2029		2,519,800	0	37	37	0	(1)
Receive	3-Month PLN-WIBOR	4.136	Annual	07/25/2029	PLN	1,170	(2)	(3)	(5)	0	0
Receive	3-Month PLN-WIBOR	4.930	Annual	07/25/2029		1,500	0	(18)	(18)	0	(1)
Receive(6)	3-Month PLN-WIBOR	4.723	Annual	12/01/2035		700	0	0	0	0	0
Receive(6)	3-Month PLN-WIBOR	4.685	Annual	12/02/2035		100	0	0	0	0	0
Receive	3-Month ZAR-JIBAR	7.205	Quarterly	02/28/2031	ZAR	13,890	(7)	(14)	(21)	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	3,900	(17)	(1)	(18)	0	(3)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		1,800	35	(59)	(24)	0	(2)
Receive	6-Month CLP-CHILIBOR	4.568	Semi-Annual	10/01/2028	CLP	600,000	0	0	0	0	0
Receive	6-Month CLP-CHILIBOR	4.580	Semi-Annual	10/01/2028		345,300	0	0	0	0	0
Pay	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	200	0	0	0	0	0
Pay(6)	6-Month CZK-PRIBOR	4.523	Annual	12/01/2035		3,960	0	0	0	0	0
Pay(6)	6-Month CZK-PRIBOR	4.485	Annual	12/02/2035		600	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030	EUR	100	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		200	(1)	(1)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.350	Annual	04/29/2030		100	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		100	(1)	(2)	(3)	0	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		100	(1)	(1)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		100	(1)	(1)	(2)	0	0

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2025 (Unaudited)

Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033	100	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033	100	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033	100	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034	100	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.390	Annual	10/01/2034	100	0	4	4	0	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035	100	0	(5)	(5)	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035	100	0	(2)	(2)	0	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035	100	0	(2)	(2)	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035	100	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.550	Annual	04/16/2035	100	0	2	2	0	0
Receive	28-Day MXN-TIIE	7.000	Lunar	03/01/2029	MXN	7,300	0	5	5	0	0
Receive	28-Day MXN-TIIE	7.011	Lunar	03/01/2029	13,600	0	10	10	0	(1)
Pay	28-Day MXN-TIIE	7.760	Lunar	03/01/2029	3,200	0	2	2	0	0
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029	13,400	(22)	(11)	(33)	0	(1)
Receive	CPURNSA	2.477	Maturity	11/07/2029	$170	0	0	0	0	0
Receive	CPURNSA	2.502	Maturity	03/25/2030	1,700	0	(7)	(7)	3	0
Receive	CPURNSA	2.520	Maturity	03/27/2030	2,600	0	(14)	(14)	4	0
Receive	CPURNSA	2.480	Maturity	10/29/2035	3,800	0	(20)	(20)	6	0
Receive	CPURNSA	2.487	Maturity	12/07/2051	1,000	43	(8)	35	3	0

$2,351	$1,170	$3,521	$203	$(60)

Total Swap Agreements	$2,147	$1,138	$3,285	$203	$(60)

Cash of $4,874 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	01/2026	$156	JPY	24,204	$0	$(1)
BOA	01/2026	BRL	399	$72	0	0
01/2026	COP	220,998	58	0	0
01/2026	KRW	67,974	47	0	0
01/2026	PLN	2,944	798	0	(22)
01/2026	THB	974	30	0	(1)
01/2026	TWD	2,877	94	3	0
01/2026	$74	BRL	399	0	(1)
01/2026	54	ILS	176	1	0
01/2026	182	PLN	667	4	0
01/2026	20	TWD	619	0	0
01/2026	140	ZAR	2,339	1	0
02/2026	COP	75,381	$20	0	0
02/2026	ILS	296	93	0	0
03/2026	COP	326,967	85	1	0
03/2026	PEN	7,489	2,222	0	(1)
04/2026	$109	MXN	1,992	0	0
BPS	01/2026	AUD	675	$438	0	(12)
01/2026	CHF	32	41	0	0
01/2026	CNH	2,841	404	0	(4)
01/2026	EUR	174	204	0	0
01/2026	ILS	758	234	0	(4)

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2025 (Unaudited)

	01/2026	INR	8,114		90	0	0
	01/2026	JPY	115,800		746	7	(1)
	01/2026	NZD	501		285	0	(4)
	01/2026	PLN	422		116	0	(2)
	01/2026	TWD	17,932		583	12	0
	01/2026		$398	CNH	2,789	2	0
	01/2026		63	INR	5,714	0	0
	01/2026		264	PLN	958	3	0
	01/2026		598	TWD	18,781	1	(1)
	01/2026		94	ZAR	1,555	0	0
	02/2026	COP	53,468		$14	0	0
	02/2026		$92	INR	8,255	0	0
	02/2026		235	TWD	7,375	0	0
	03/2026	TWD	7,673		$247	3	0
	04/2026	BRL	1,200		210	0	(5)
BRC	01/2026	EUR	129		150	0	(2)
	01/2026	ILS	129		40	0	0
	01/2026		$44	PLN	162	1	0
	01/2026		19	TRY	865	1	0
	01/2026	ZAR	8,518		$492	0	(22)
	02/2026	ILS	131		41	0	0
	02/2026	TRY	98		2	0	0
	02/2026		$409	TRY	18,559	12	0
	03/2026		310	MXN	5,749	7	0
	03/2026		332	TRY	15,126	5	0
BSH	01/2026	BRL	802		$144	0	(2)
	01/2026		$146	BRL	802	1	0
	01/2026		361	CLP	338,907	16	0
	01/2026		515	JPY	80,212	0	(3)
	02/2026	COP	53,468		$14	0	0
	02/2026	PEN	235		67	0	(3)
	02/2026		$144	BRL	808	2	0
	04/2026	BRL	2,200		$387	0	(6)
	05/2026	PEN	1,018		298	0	(3)
CBK	01/2026	CAD	67		48	0	(1)
	01/2026	COP	3,737,798		963	2	(16)
	01/2026	EUR	459		536	0	(4)
	01/2026	NZD	173		100	0	0
	01/2026	SEK	600		64	0	(1)
	01/2026	TWD	16,480		543	18	0
	01/2026		$254	CNH	1,770	1	0
	01/2026		51	COP	191,473	0	0
	01/2026		155	EUR	132	0	0
	01/2026		1,461	INR	130,607	1	(13)
	01/2026		30	PLN	107	0	0
	01/2026		7	THB	238	0	0
	01/2026		183	TWD	5,733	0	(1)
	01/2026	ZAR	1,286		$75	0	(3)
	02/2026	COP	220,305		58	1	0
	02/2026	ILS	256		81	0	0
	02/2026	PEN	1,337		396	0	(2)
	02/2026		$353	COP	1,372,534	4	0
	02/2026		6	TWD	202	0	0
	03/2026	CLP	532,810		$573	0	(20)
	03/2026	COP	344,582		91	2	0
	03/2026	PEN	6,225		1,787	0	(60)
	03/2026	TWD	10,351		332	3	0
	04/2026	COP	157,983		41	1	0
	08/2026		$93	ZAR	1,656	5	0
CIB	01/2026	BRL	407		$74	0	0
	01/2026		$74	BRL	407	0	0
DUB	01/2026	ILS	219		$68	0	(1)
	01/2026	KRW	158,492		108	0	(2)
	01/2026	NZD	138		80	0	0
	01/2026		$121	ILS	386	0	0
	01/2026		432	INR	38,491	0	(5)
	01/2026		230	KRW	338,088	4	0
	01/2026	ZAR	11,984		$688	0	(35)
	02/2026	ILS	385		121	0	0
	02/2026		$9	TWD	273	0	0
FAR	01/2026	AUD	1,479		$961	0	(26)
	01/2026	CHF	40		50	0	(1)
	01/2026	CNH	1,256		178	0	(2)
	01/2026	GBP	87		114	0	(3)
	01/2026	MXN	6,490		350	0	(10)
	01/2026	NZD	418		239	0	(1)
	01/2026		$64	ILS	205	1	0
	01/2026		334	PLN	1,221	6	0
	01/2026		100	ZAR	1,686	1	0
	01/2026	ZAR	10,527		$612	0	(23)
	02/2026	ILS	205		64	0	0
	02/2026	PEN	2,026		579	0	(23)
GLM	01/2026	COP	24,181		6	0	0
	01/2026	ILS	134		41	0	(1)
	01/2026		$324	CHF	260	4	0
	01/2026		180	CNH	1,272	2	0

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2025 (Unaudited)

	01/2026		263	PLN	960	5	0
	01/2026		31	THB	987	0	0
	01/2026	ZAR	7,827		$454	0	(18)
	02/2026	COP	69,228		18	0	0
	02/2026		$85	BRL	470	0	0
	02/2026		133	MXN	2,467	3	0
	02/2026		18	TRY	820	1	0
	03/2026	BRL	59		$11	0	0
	03/2026	COP	26,908		7	0	0
	03/2026	PEN	403		119	0	0
	03/2026		$1,952	BRL	10,815	0	(4)
	04/2026	BRL	4,800		$846	2	(14)
	04/2026		$152	MXN	2,808	2	0
JPM	01/2026	CNH	5,228		$742	0	(8)
	01/2026	HKD	482		62	0	0
	01/2026	ILS	1,168		358	0	(9)
	01/2026	INR	7,073		79	1	0
	01/2026	KRW	79,203		54	0	(1)
	01/2026	NOK	792		77	0	(1)
	01/2026	NZD	259		150	1	0
	01/2026	PLN	770		210	0	(4)
	01/2026		$240	CNH	1,688	2	0
	01/2026		174	INR	15,496	0	(2)
	01/2026		314	PLN	1,156	8	0
	01/2026	ZAR	2,869		$167	0	(6)
	02/2026	COP	26,769		7	0	0
	02/2026		$237	MXN	4,396	6	0
	03/2026	COP	26,943		$7	0	0
	03/2026		$202	MXN	3,697	2	0
	04/2026	BRL	9,200		$1,561	0	(84)
	04/2026		$80	MXN	1,473	1	0
	06/2026	ZAR	900		$51	0	(3)
MBC	01/2026	CAD	2,095		1,488	0	(39)
	01/2026	CHF	48		60	0	0
	01/2026	EUR	109		128	0	0
	01/2026	GBP	379		508	0	(3)
	01/2026	JPY	362,731		2,334	17	0
	01/2026	NZD	173		100	0	0
	01/2026	SGD	2,760		2,127	0	(21)
	01/2026		$146	EUR	126	2	0
	01/2026		28	INR	2,556	0	0
	01/2026		65	PLN	237	1	0
	01/2026		74	SEK	703	3	0
	01/2026		16	THB	533	1	0
	01/2026		30	TWD	954	0	0
	02/2026		61	MXN	1,132	1	0
	03/2026		58		1,072	1	0
	04/2026		65		1,199	1	0
MYI	01/2026		1	JPY	134	0	0
	02/2026	ILS	483		$150	0	(2)
NGF	01/2026	KRW	259,811		178	0	(3)
	01/2026		$155	KRW	226,778	3	0
RBC	01/2026	SGD	88		$68	0	0
SCX	01/2026	CNH	2,504		355	0	(4)
	01/2026	INR	1,821		20	0	0
	01/2026	JPY	18,530		119	0	0
	01/2026	TWD	3,119		102	3	0
	01/2026		$86	EUR	74	1	0
	01/2026		76	INR	6,807	0	0
	01/2026		377	JPY	58,617	0	(2)
SOG	01/2026	EUR	4,528		$5,242	0	(81)
	01/2026		$759	GBP	580	22	0
	01/2026		1,488	JPY	232,764	0	(1)
	02/2026		61	MXN	1,132	1	0
	03/2026	CLP	325,664		$336	0	(26)
	03/2026	MXN	20,486		1,093	0	(36)
	03/2026	PEN	7		2	0	0
	03/2026		$679	MXN	12,728	22	0
SSB	01/2026	TWD	3,402		$110	2	0
	01/2026		$129	INR	11,528	0	(1)
UAG	01/2026	CHF	346		$432	0	(5)
	01/2026	COP	1,566,362		398	0	(13)
	01/2026	PLN	329		90	0	(1)
	01/2026		$277	PLN	1,006	3	0
	01/2026	ZAR	11,739		$675	0	(33)
	02/2026		$55	MXN	1,028	1	0
	03/2026	CLP	520,043		$559	0	(19)
	03/2026	COP	3,226,276		821	0	(15)

Total Forward Foreign Currency Contracts						$258	$(813)

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2025 (Unaudited)

PURCHASED OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GST	Put - OTC CDX.IG-45 5-Year Index	Buy	0.650%	05/20/2026	24,800	$49	$37

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	2,700	$4	$2
Call - OTC USD versus HKD	7.800	08/24/2026	3,800	5	2
Put - OTC USD versus KRW	KRW	1,419.000	02/12/2026	330	2	2
Put - OTC USD versus ZAR	ZAR	18.000	08/19/2026	760	33	61
BRC	Put - OTC USD versus KRW	KRW	1,423.000	02/12/2026	110	1	1
GLM	Put - OTC USD versus BRL	BRL	5.390	02/04/2026	450	7	2
Call - OTC USD versus HKD	HKD	7.800	08/14/2026	800	1	0
MBC	Call - OTC USD versus HKD	7.800	08/14/2026	1,300	2	1
Call - OTC USD versus HKD	7.800	08/24/2026	1,500	2	1

$57	$72

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.093%	01/04/2027	16,500	$12	$7
Call - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.230	03/30/2026	1,700	13	5
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.317	03/02/2026	1,900	11	3
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.194	03/04/2026	400	1	0
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.758	03/30/2026	800	6	4
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.146	04/15/2026	1,000	8	2
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.972	08/04/2026	200	2	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.222	08/04/2026	100	1	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.965	08/05/2026	200	2	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.215	08/05/2026	100	1	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.067	08/12/2026	200	2	1
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.317	08/12/2026	100	1	1
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.075	08/14/2026	200	2	1
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.325	08/14/2026	100	1	1
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.427	08/06/2035	500	44	35
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.427	08/06/2035	500	44	44
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.656	08/20/2035	500	43	38
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.656	08/20/2035	500	43	41
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	700	60	55
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	700	60	56
BRC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	1,400	113	80
Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	1,800	145	137
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.163	08/23/2027	104,300	524	365
Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.163	08/23/2027	104,300	524	511
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.189	01/02/2026	1,400	6	0
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.442	03/24/2026	2,300	11	10
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.174	04/27/2026	1,600	12	4

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2025 (Unaudited)

	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/20/2035	2,000	173	152
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/21/2035	1,600	139	121
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.751	10/14/2026	13,800	12	9
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.407	03/18/2026	2,800	14	10
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	1,300	115	94
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	1,300	115	111
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	4,100	331	234
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	5,300	428	402
JPM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.260	04/28/2026	1,900	18	6
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	02/18/2026	4,500	9	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.989	08/06/2026	200	2	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.239	08/06/2026	100	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.995	08/07/2026	200	2	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.245	08/07/2026	100	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.038	08/11/2026	200	2	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.288	08/11/2026	100	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	1,900	167	137
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	1,900	167	163
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.857	10/07/2026	17,700	14	8
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.141	12/30/2026	17,600	13	7
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.082	01/04/2027	17,700	13	8
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.421	03/30/2026	2,200	11	9
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.174	04/27/2026	200	2	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.255	08/03/2026	2,100	28	9
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.505	08/03/2026	1,900	38	16
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.255	08/03/2026	1,900	28	14
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.048	08/10/2026	200	2	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.298	08/10/2026	100	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	08/07/2035	500	44	36
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	08/07/2035	500	44	43
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.520	08/13/2035	1,000	88	73
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.520	08/13/2035	1,000	88	85

							$3,803	$3,150

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Cost	Market Value

GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2056		$97.375	02/05/2026		$1,200	$1	$0
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2056		98.906	02/05/2026		4,400	3	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2056		98.922	02/05/2026		4,300	3	0

							$7	$0

Total Purchased Options							$3,916	$3,259

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2025 (Unaudited)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Call - OTC CDX.IG-45 5-Year Index	Buy	0.525%	01/21/2026	3,400	$(4)	$(4)
Call - OTC CDX.IG-45 5-Year Index	Buy	0.550	01/21/2026	9,720	(18)	(22)
Call - OTC CDX.IG-45 5-Year Index	Buy	0.575	01/21/2026	1,600	(4)	(5)
Call - OTC CDX.IG-45 5-Year Index	Buy	0.525	02/18/2026	9,500	(14)	(14)
Put - OTC CDX.IG-45 5-Year Index	Sell	0.525	02/18/2026	2,200	(3)	(2)
Call - OTC CDX.IG-45 5-Year Index	Buy	0.500	05/20/2026	5,600	(7)	(7)
Call - OTC CDX.IG-45 5-Year Index	Buy	0.525	05/20/2026	22,300	(41)	(42)
RBC	Call - OTC CDX.IG-45 5-Year Index	Buy	0.525	02/18/2026	400	(1)	(1)

$(92)	$(97)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	2,700	$(1)	$(1)
Call - OTC USD versus HKD	7.850	08/24/2026	3,800	(2)	(1)
Put - OTC USD versus KRW	KRW	1,383.000	02/12/2026	330	(1)	(1)
Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	1,520	(32)	(57)
BRC	Put - OTC USD versus KRW	KRW	1,385.000	02/12/2026	110	0	0
GLM	Put - OTC USD versus BRL	BRL	5.160	02/04/2026	450	(1)	0
Call - OTC USD versus BRL	5.680	02/04/2026	450	(6)	(4)
Call - OTC USD versus HKD	HKD	7.850	08/14/2026	800	0	0
MBC	Call - OTC USD versus HKD	7.850	08/14/2026	1,300	(1)	0
Call - OTC USD versus HKD	7.850	08/24/2026	1,500	(1)	(1)

$(45)	$(65)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.617%	03/02/2026	2,100	$(11)	$(14)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.646	04/15/2026	1,200	(9)	(10)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.622	01/29/2026	200	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.882	01/29/2026	200	0	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.066	02/05/2026	800	(1)	(1)
DUB	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.689	01/02/2026	1,600	(6)	0
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.742	03/24/2026	2,400	(11)	(12)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.674	04/27/2026	1,700	(12)	(14)
FAR	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.707	03/18/2026	2,900	(14)	(15)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.580	01/05/2026	300	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.860	01/05/2026	300	(1)	0
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.578	01/12/2026	200	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.878	01/12/2026	200	0	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.648	01/15/2026	200	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.928	01/15/2026	200	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.180	02/05/2026	2,300	(2)	(1)
JPM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.560	04/28/2026	1,900	(18)	(23)
MYC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.721	03/30/2026	2,400	(12)	(13)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.674	04/27/2026	200	(1)	(2)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.625	01/08/2026	200	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.925	01/08/2026	200	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.639	01/12/2026	100	0	0

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2025 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.919	01/12/2026	100	0	0
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.639	01/12/2026	200	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.919	01/12/2026	200	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.186	02/05/2026	2,400	(2)	(1)

$(107)	$(107)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2056	$97.375	01/07/2026	$600	$(2)	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 03/01/2056	102.133	03/05/2026	1,700	(4)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 03/01/2056	102.141	03/05/2026	2,600	(7)	(2)

$(13)	$(3)

Total Written Options	$(257)	$(272)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Saudi Arabia Government International Bonds	1.000%	Quarterly	12/20/2035	1.056%	$200	$0	$(1)	$0	$(1)
GST	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.706	100	(1)	1	0	0
JPM	Saudi Arabia Government International Bonds	1.000	Quarterly	06/20/2035	1.033	400	3	(4)	0	(1)

$2	$(4)	$0	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$891	$(246)	$176	$0	$(70)
iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	EUR	420	94	5	99	0
BPS	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	910	210	4	214	0
CBK	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	630	143	6	149	0
JPM	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	1,400	324	6	330	0
MYC	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	210	49	1	50	0
SAL	CMBX.NA.AAA.16 Index	0.500	Monthly	04/17/2065	$400	(6)	4	0	(2)

$568	$202	$842	$(72)

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Receive	ERADXULT Index	7,034	4.695% (SOFR plus a specified spread)	Monthly	03/04/2026	$24,748	$0	$(98)	$0	$(98)
JPM	Receive	ERADXULN Index	45,516	4.090% (SOFR plus a specified spread)	Monthly	09/23/2026	115,900	0	(399)	0	(399)
MEI	Receive	ERADXULN Index	207	3.965% (SOFR plus a specified spread)	Monthly	08/19/2026	527	0	(2)	0	(2)
MYI	Receive	ERADXULT Index	3,205	4.670% (SOFR plus a specified spread)	Monthly	04/15/2026	11,277	0	(44)	0	(44)

$0	$(543)	$0	$(543)

Total Swap Agreements	$570	$(345)	$842	$(617)

(j)

Securities with an aggregate market value of $296 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)	Notional Amount represents the number of contracts.

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	December 31, 2025 (Unaudited)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$2,185	$0	$2,185
Industrials	0	1,389	0	1,389
Utilities	0	810	0	810
U.S. Government Agencies	0	143,169	0	143,169
U.S. Treasury Obligations	0	1,323	0	1,323
Non-Agency Mortgage-Backed Securities	0	14,299	0	14,299
Asset-Backed Securities
Automobile ABS Other	0	1,879	0	1,879
Automobile Sequential	0	1,843	0	1,843
CMBS Other	0	1,059	0	1,059
Home Equity Other	0	8,198	0	8,198
Whole Loan Collateral	0	1,429	0	1,429
Other ABS	0	16,375	0	16,375
Sovereign Issues	0	21,395	0	21,395
Exchange-Traded Funds	16,023	0	0	16,023
Short-Term Instruments
Commercial Paper	0	1,399	0	1,399
Repurchase Agreements	0	11,900	0	11,900
Short-Term Notes	0	1,579	0	1,579
South Africa Treasury Bills	0	53	0	53
U.S. Treasury Bills	0	110	0	110

	$16,023	$230,394	$0	$246,417
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$10,412	$0	$0	$10,412

Total Investments	$26,435	$230,394	$0	$256,829

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(19,245)	$0	$(19,245)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	160	212	0	372
Over the counter	0	4,359	0	4,359

	$160	$4,571	$0	$4,731
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(11)	(135)	0	(146)
Over the counter	0	(1,632)	(70)	(1,702)

	$(11)	$(1,767)	$(70)	$(1,848)

Total Financial Derivative Instruments	$149	$2,804	$(70)	$2,883

Totals	$26,584	$213,953	$(70)	$240,467

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

Schedule of Investments PIMCO RAE PLUS Small Fund	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 171.7% ¤
CORPORATE BONDS & NOTES 2.5%
BANKING & FINANCE 1.6%
ARES Strategic Income Fund 5.450% due 09/09/2028	$500	$505
Athene Global Funding 5.033% due 07/17/2030	700	706
Bank of Nova Scotia 5.450% due 08/01/2029	400	417
Barclays PLC 6.224% due 05/09/2034 •	400	430
Credit Suisse AG AT1 Claim	200	59
Ford Motor Credit Co. LLC
5.800% due 03/05/2027	200	203
5.800% due 03/08/2029	200	204
Goldman Sachs Group, Inc. 5.016% due 10/23/2035 •	300	302
JPMorgan Chase & Co. 4.946% due 10/22/2035 •	100	101
Morgan Stanley 5.320% due 07/19/2035 •	200	206
VICI Properties LP 5.125% due 11/15/2031	100	101

		3,234

INDUSTRIALS 0.7%
Beignet Investor LLC 6.581% due 05/30/2049	900	952
CVS Pass-Through Trust 6.943% due 01/10/2030	92	95
Petroleos del Peru SA 5.625% due 06/19/2047	300	191
Petroleos Mexicanos 6.350% due 02/12/2048	100	78
United Airlines Pass-Through Trust 5.450% due 08/15/2038	97	100

		1,416

UTILITIES 0.2%
Southern California Edison Co.
4.650% due 10/01/2043	200	170
5.150% due 06/01/2029	300	307

		477

Total Corporate Bonds & Notes (Cost $4,940)		5,127

U.S. GOVERNMENT AGENCIES 92.0%
Federal Home Loan Mortgage Corp.
3.000% due 09/01/2032	237	232
4.500% due 12/01/2053	270	264
5.500% due 06/01/2054 - 09/01/2055	2,108	2,164
5.500% due 11/01/2054 (e)	8,181	8,301
6.000% due 10/01/2055	198	204
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 2.903% due 07/25/2054 ~	489	476
Federal Home Loan Mortgage Corp. REMICS
2.372% due 07/15/2036 •(a)	252	26
2.602% due 04/15/2036 •(a)	21	2
4.478% due 03/15/2037 •	51	51
4.798% due 08/15/2037 •	123	123
4.808% due 10/15/2037 •	19	19
4.814% due 11/25/2054 •	649	652
4.818% due 05/15/2037 - 09/15/2037 •	131	131
4.824% due 08/25/2055 - 09/25/2055 •	6,872	6,935
4.974% due 11/25/2054 •	614	616
5.000% due 04/15/2041	292	301
5.024% due 12/25/2054 - 03/25/2055 •	1,297	1,307
5.500% due 03/15/2034	58	60
Federal National Mortgage Association
3.000% due 01/01/2027	24	24
4.202% due 10/01/2029 ~	1,000	1,008

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2025 (Unaudited)

4.300% due 12/01/2029 - 12/01/2032		5,802	5,795
4.500% due 11/01/2054 - 12/01/2054		1,311	1,297
4.620% due 08/01/2030		5,800	5,916
4.705% due 09/01/2031 ~		1,900	1,941
4.720% due 10/01/2028		500	511
4.770% due 10/01/2028		600	613
4.930% due 06/01/2029		400	412
5.300% due 11/01/2030		800	838
5.500% due 07/01/2054 - 01/01/2055		2,199	2,247
Federal National Mortgage Association REMICS
1.861% due 03/25/2041 •(a)		433	45
2.711% due 03/25/2036 •(a)		112	8
4.339% due 07/25/2037 •		5	4
4.369% due 07/25/2037 •		10	10
4.389% due 09/25/2035 •		19	18
4.399% due 09/25/2035 •		39	39
4.709% due 06/25/2037 •		80	80
4.824% due 11/25/2054 •		497	498
5.024% due 09/25/2055 •		1,264	1,269
10.605% due 12/25/2036 •		6	6
Federal National Mortgage Association Trust 4.536% due 09/25/2042 •		4	4
Federal National Mortgage Association-ACES 2.242% due 01/25/2031 ~(a)		463	23
Government National Mortgage Association REMICS
4.768% due 09/20/2055 •		5,475	5,481
4.977% due 04/20/2068 •		295	299
Government National Mortgage Association, TBA
3.500% due 02/01/2056		6,400	5,824
4.000% due 02/01/2056		6,430	6,073
4.500% due 02/01/2056		4,020	3,913
5.000% due 01/01/2056		5,340	5,329
5.500% due 02/01/2056		2,690	2,714
6.000% due 01/01/2056		2,660	2,711
U.S. Small Business Administration 4.430% due 05/01/2029		8	8
Uniform Mortgage-Backed Security, TBA
4.000% due 02/01/2056		8,550	8,106
4.500% due 02/01/2056		2,270	2,214
5.000% due 02/01/2056		16,740	16,679
5.500% due 02/01/2056		2,030	2,057
6.000% due 02/01/2056		38,600	39,615
6.500% due 02/01/2056 - 03/01/2056		42,570	44,270

Total U.S. Government Agencies (Cost $189,285)			189,763

U.S. TREASURY OBLIGATIONS 2.5%
U.S. Treasury Bonds
4.625% due 05/15/2044		2,100	2,063
4.875% due 08/15/2045		51	51
U.S. Treasury Notes
0.375% due 09/30/2027 (h)		100	95
0.625% due 11/30/2027		200	189
0.750% due 01/31/2028		300	284
3.875% due 07/31/2030		2,300	2,317
4.250% due 08/15/2035 (h)		83	84

Total U.S. Treasury Obligations (Cost $5,107)			5,083

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.8%
Adjustable Rate Mortgage Trust 5.018% due 01/25/2036 ~		353	276
American Home Mortgage Investment Trust 6.500% due 03/25/2047 þ		103	61
Avon Finance 4.642% due 12/28/2049 •	GBP	376	508
Banc of America Funding Trust
4.268% due 04/20/2047 •		$11	9
6.619% due 09/20/2034 ~		1	1
Banc of America Mortgage Trust
5.732% due 02/25/2034 ~		7	6
5.870% due 01/25/2035 ~		8	8
Bear Stearns ALT-A Trust
4.186% due 12/25/2046 •		13	12
4.346% due 01/25/2036 •		16	15
4.375% due 11/25/2035 ~		162	148
5.190% due 10/25/2035 ~		142	117
Bear Stearns ARM Trust
4.829% due 07/25/2034 ~		18	17
5.031% due 01/25/2035 ~		1	1
5.507% due 11/25/2034 ~		3	3
5.717% due 11/25/2034 ~		1	0
5.738% due 01/25/2033 ~		93	92
5.950% due 02/25/2036 •		5	5
6.290% due 04/25/2033 ~		3	3
6.375% due 08/25/2033 ~		5	5

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2025 (Unaudited)

BX Commercial Mortgage Trust 5.590% due 01/17/2039 •		1,000	1,000
Chase Home Lending Mortgage Trust 5.124% due 05/25/2055 •		250	250
Chase Mortgage Finance Trust
4.380% due 12/25/2035 ~		5	5
4.461% due 09/25/2036 ~		31	26
6.000% due 11/25/2036		113	47
6.000% due 12/25/2036		59	23
ChaseFlex Trust 4.446% due 07/25/2037 •		159	141
CHL Mortgage Pass-Through Trust
4.506% due 02/25/2035 •		11	11
4.796% due 11/25/2034 ~		33	32
6.589% due 10/20/2034 ~		24	24
Citigroup Mortgage Loan Trust, Inc.
4.457% due 09/25/2037 ~		127	120
5.798% due 08/25/2035 ~		1	1
Countrywide Alternative Loan Trust
4.226% due 09/25/2046 •		170	168
4.246% due 08/25/2037 •		38	23
4.308% due 05/20/2046 •		12	11
4.406% due 02/25/2037 •		67	56
4.448% due 11/20/2035 •		12	11
4.486% due 11/25/2035 •		761	705
4.488% due 12/20/2035 •		145	138
5.029% due 12/25/2035 •		20	19
5.429% due 08/25/2035 •		8	7
5.500% due 07/25/2035		1	0
5.500% due 11/25/2035		16	9
5.509% due 01/25/2036 •		36	35
6.250% due 08/25/2036		487	251
Credit Suisse First Boston Mortgage Securities Corp. 5.250% due 09/25/2035		721	556
CSMC Mortgage-Backed Trust 5.750% due 03/25/2037		66	35
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.506% due 02/25/2036 •		451	453
5.346% due 10/25/2047 •		684	535
Eurohome U.K. Mortgages PLC 4.050% due 06/15/2044 •	GBP	9	12
GSR Mortgage Loan Trust
4.970% due 11/25/2035 ~		$5	5
5.500% due 01/25/2037		8	18
6.000% due 02/25/2036		977	349
6.000% due 07/25/2037		236	148
HarborView Mortgage Loan Trust
4.186% due 12/19/2036 •		19	17
4.286% due 05/19/2035 •		651	635
4.311% due 06/19/2036 ~		242	123
4.326% due 06/19/2035 •		103	102
4.326% due 12/19/2036 •		414	402
IndyMac INDX Mortgage Loan Trust
4.068% due 06/25/2036 ~		405	360
4.206% due 02/25/2037 •		260	237
4.486% due 07/25/2045 •		11	9
JP Morgan Alternative Loan Trust 4.210% due 05/25/2036 ~		222	119
JP Morgan Chase Commercial Mortgage Securities Trust 5.248% due 12/15/2031 •		110	110
JP Morgan Mortgage Trust
4.263% due 10/25/2036 ~		102	73
4.321% due 10/25/2036 ~		13	7
5.419% due 04/25/2037 ~		13	10
5.586% due 07/25/2035 ~		55	53
5.750% due 01/25/2036		9	4
Legacy Mortgage Asset Trust 5.892% due 10/25/2066 þ		599	600
Lehman XS Trust
4.346% due 08/25/2037 •		156	155
5.546% due 09/25/2047 •		166	154
Luminent Mortgage Trust 4.566% due 04/25/2036 •		101	91
MASTR Adjustable Rate Mortgages Trust
3.183% due 07/25/2035 ~		32	29
4.896% due 10/25/2033 ~		126	112
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 4.305% due 12/15/2030 •		2	2
Merrill Lynch Alternative Note Asset Trust
4.246% due 03/25/2037 •		1,675	394
4.446% due 03/25/2037 •		341	80
Merrill Lynch Mortgage Investors Trust
4.882% due 09/25/2035 ~		88	69
5.840% due 05/25/2033 ~		10	10
Morgan Stanley Mortgage Loan Trust 5.782% due 06/25/2036 ~		4	4

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2025 (Unaudited)

Morgan Stanley Re-REMICS Trust
3.161% due 02/26/2037 •	75	72
5.250% due 05/26/2037 ~	85	37
Mortgage Equity Conversion Asset Trust 4.020% due 05/25/2042 •	123	114
New Residential Mortgage Loan Trust 3.500% due 10/25/2059 ~	146	138
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 þ	9	4
PHH Alternative Mortgage Trust 4.166% due 02/25/2037 •	478	353
PRPM Trust 5.228% due 08/25/2069 þ	562	563
RALI Trust
4.146% due 02/25/2037 •	199	179
4.206% due 07/25/2036 •	873	279
4.216% due 08/25/2036 •	365	339
6.000% due 08/25/2036	42	36
Structured Adjustable Rate Mortgage Loan Trust
3.906% due 11/25/2035 ~	131	122
4.146% due 08/25/2036 •	122	97
5.429% due 01/25/2035 •	4	3
6.298% due 02/25/2034 ~	1	1
Structured Asset Mortgage Investments II Trust
4.306% due 02/25/2036 •	132	125
4.406% due 02/25/2036 •	2	1
4.546% due 02/19/2035 •	6	6
Thornburg Mortgage Securities Trust 5.413% due 06/25/2047 •	123	111
Towd Point Mortgage Trust 4.578% due 10/27/2064 ~	799	802
WaMu Mortgage Pass-Through Certificates Trust
3.897% due 12/25/2046 •	48	44
4.104% due 02/25/2037 ~	57	49
4.303% due 06/25/2037 ~	25	22
4.406% due 11/25/2045 •	13	13
4.839% due 07/25/2047 •	111	95
4.909% due 10/25/2046 •	1,245	1,108
5.529% due 10/25/2046 •	15	14
Washington Mutual Mortgage Pass-Through Certificates Trust 4.779% due 02/25/2047 •	533	507
Wells Fargo Alternative Loan Trust
6.250% due 07/25/2037	298	261
6.442% due 07/25/2037 ~	10	9
Wells Fargo Mortgage-Backed Securities Trust 6.290% due 12/25/2036 ~	55	52

Total Non-Agency Mortgage-Backed Securities (Cost $17,224)		16,028

ASSET-BACKED SECURITIES 18.1%
AUTOMOBILE ABS OTHER 0.9%
Exeter Automobile Receivables Trust
4.480% due 04/16/2029	800	801
4.640% due 01/15/2030	600	603
GLS Auto Receivables Issuer Trust 5.210% due 02/18/2031	500	506

		1,910

AUTOMOBILE SEQUENTIAL 1.8%
Avis Budget Rental Car Funding AESOP LLC 5.900% due 08/21/2028	300	307
Carvana Auto Receivables Trust 5.620% due 01/10/2029	203	205
Flagship Credit Auto Trust 5.640% due 03/15/2028	310	311
GLS Auto Select Receivables Trust 5.580% due 06/17/2030	709	717
Hertz Vehicle Financing III LLC
5.440% due 01/25/2029	800	817
5.490% due 06/25/2027	300	301
OneMain Direct Auto Receivables Trust 5.410% due 11/14/2029	600	605
Research-Driven Pagaya Motor Asset Trust 7.130% due 01/26/2032	157	158
Research-Driven Pagaya Motor Asset Trust V 5.320% due 09/25/2030	113	114

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2025 (Unaudited)

Santander Drive Auto Receivables Trust 5.930% due 07/17/2028	176	176

		3,711

CMBS OTHER 0.3%
Arbor Realty Commercial Real Estate Notes Ltd. 5.434% due 01/15/2037 •	242	244
AREIT Trust 5.187% due 01/20/2037 •	357	356

		600

HOME EQUITY OTHER 5.7%
ACE Securities Corp. Home Equity Loan Trust 3.966% due 10/25/2036 •	2	1
Argent Securities Trust 3.956% due 09/25/2036 •	292	95
Citigroup Mortgage Loan Trust, Inc.
4.046% due 05/25/2037 •	821	563
4.146% due 12/25/2036 •	1,262	476
4.206% due 01/25/2037 •	1,380	1,031
Countrywide Asset-Backed Certificates 4.246% due 02/25/2037 •	167	160
Countrywide Asset-Backed Certificates Trust 4.386% due 03/25/2036 •	268	246
Fremont Home Loan Trust 4.506% due 01/25/2036 •	126	123
GSAA Home Equity Trust 4.086% due 06/25/2036 •	250	46
GSAMP Trust
3.946% due 12/25/2046 •	556	278
4.016% due 12/25/2036 •	1,139	566
Home Equity Mortgage Loan Asset-Backed Trust 4.266% due 04/25/2037 •	96	70
HSI Asset Securitization Corp. Trust
4.066% due 12/25/2036 •	3,418	836
4.206% due 04/25/2037 •	571	376
JP Morgan Mortgage Acquisition Trust 4.146% due 07/25/2036 •	236	111
Long Beach Mortgage Loan Trust
4.146% due 05/25/2036 •	203	108
4.386% due 05/25/2046 •	1,391	415
4.821% due 04/25/2035 •	36	36
MASTR Asset-Backed Securities Trust
4.166% due 10/25/2036 •	1,073	518
4.326% due 03/25/2036 •	154	92
Morgan Stanley ABS Capital I, Inc. Trust
3.976% due 01/25/2037 •	890	412
3.976% due 02/25/2037 •	1,144	511
3.981% due 11/25/2036 •	1,512	966
4.056% due 01/25/2037 •	813	377
4.126% due 08/25/2036 •	1,508	761
Morgan Stanley Dean Witter Capital I, Inc. Trust 4.826% due 02/25/2033 •	37	38
Morgan Stanley Mortgage Loan Trust 4.186% due 11/25/2036 •	122	34
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 4.506% due 10/25/2036 •	610	110
NovaStar Mortgage Funding Trust 4.166% due 10/25/2036 •	826	383
Ownit Mortgage Loan Trust 4.746% due 10/25/2036 •	93	93
Renaissance Home Equity Loan Trust 5.586% due 11/25/2036 þ	1,602	493
Securitized Asset-Backed Receivables LLC Trust 4.326% due 07/25/2036 •	431	164
Soundview Home Loan Trust
3.926% due 06/25/2037 •	200	135
4.366% due 02/25/2037 •	523	140
4.746% due 10/25/2037 •	1,113	878

		11,642

HOME EQUITY SEQUENTIAL 0.0%
Morgan Stanley Mortgage Loan Trust 4.566% due 04/25/2037 •	135	35
Structured Asset Securities Corp. Mortgage Loan Trust 4.186% due 12/25/2036 •	1	1

		36

WHOLE LOAN COLLATERAL 0.3%
Securitized Asset-Backed Receivables LLC Trust
4.006% due 08/25/2036 •	913	298

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2025 (Unaudited)

4.806% due 01/25/2036 •		393	369

			667

OTHER ABS 9.1%
37 Capital CLO 1 Ltd. 5.185% due 10/15/2034 •		500	501
37 Capital CLO II Ltd. 5.195% due 07/15/2034 •		1,000	1,002
AlbaCore EURO CLO I DAC 3.084% due 10/18/2034 •	EUR	500	588
AlbaCore Euro CLO IV DAC 2.999% due 07/15/2035 •		1,000	1,176
Arbour CLO VI DAC 3.214% due 11/15/2037 •		700	824
ARES European CLO XIV DAC
3.040% due 10/21/2034 •		280	330
3.810% due 10/21/2034 •		500	589
Atlas Senior Loan Fund XV Ltd. 5.080% due 10/23/2032 •		$332	332
Barings Euro CLO DAC 3.250% due 10/21/2038 •	EUR	800	939
BHG Securitization Trust 5.930% due 10/17/2035		$339	340
Birch Grove CLO Ltd. 5.472% due 07/17/2037 •		1,000	1,004
Crown Point CLO 7 Ltd. 5.114% due 10/20/2031 •		129	129
CVC Cordatus Loan Fund XXIV DAC 3.266% due 10/23/2034 •	EUR	320	377
Diameter Capital CLO 6 Ltd. 5.515% due 04/15/2037 •		$1,000	1,005
Henley CLO VII DAC 3.055% due 04/25/2034 •	EUR	483	568
ICG U.S. CLO Ltd. 5.034% due 10/20/2034 •		$1,100	1,100
Jamestown CLO XVIII Ltd. 5.128% due 07/25/2035 •		500	501
LCM 31 Ltd. 5.164% due 07/20/2034 •		1,000	1,002
Madison Park Funding XXXIX Ltd. 5.107% due 10/22/2034 •		500	501
Massachusetts Educational Financing Authority 5.525% due 04/25/2038 •		17	17
Northwoods Capital XII-B Ltd. 4.913% due 06/15/2031 •		226	226
Northwoods Capital XIV-B Ltd. 5.091% due 11/13/2031 •		538	538
Octagon Investment Partners 39 Ltd. 5.034% due 10/20/2030 •		154	155
Pagaya AI Debt Grantor Trust 5.331% due 01/15/2032		456	458
Pikes Peak CLO 2 5.104% due 10/11/2034 •		500	501
Pikes Peak CLO 4 5.115% due 07/15/2034 •		500	500
PPM CLO 5 Ltd. 4.998% due 10/18/2034 •		700	700
Sandstone Peak Ltd. 5.185% due 10/15/2034 •		500	501
SLM Student Loan Trust 2.465% due 10/25/2039 •	EUR	427	467
SMB Private Education Loan Trust 5.074% due 07/15/2053 •		$412	410
Symphony CLO XXV Ltd. 4.874% due 04/19/2034 •		900	900
TCW CLO AMR Ltd. 5.151% due 08/16/2034 •		500	500
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		18	18

			18,699

Total Asset-Backed Securities (Cost $40,431)			37,265

SOVEREIGN ISSUES 13.4%
Bonos de la Tesoreria de la Republica en pesos 5.000% due 10/01/2028	CLP	1,375,000	1,539
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2026 (b)	BRL	19,700	3,478
Colombia Government International Bonds 8.375% due 11/07/2054		$400	425
Colombia TES
11.000% due 08/22/2029	COP	9,285,800	2,324
11.750% due 01/24/2035		1,946,300	480
12.750% due 11/28/2040		2,062,700	536

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2025 (Unaudited)

13.250% due 02/09/2033		1,785,500	479
Eagle Funding Luxco SARL 5.500% due 08/17/2030		$900	918
Ecuador Government International Bonds 0.000% due 07/31/2030 (b)		300	257
Egypt Government Bonds 21.954% due 03/04/2028	EGP	14,500	304
Ivory Coast Government International Bonds 6.625% due 03/22/2048	EUR	300	320
Japan Government Thirty Year Bonds 2.400% due 03/20/2055	JPY	120,000	629
Mexico Bonos 8.500% due 03/01/2029	MXN	41,500	2,327
Mexico Government International Bonds 5.850% due 07/02/2032		$200	206
Peru Government Bonds 7.300% due 08/12/2033	PEN	3,100	1,052
Peru Government International Bonds
5.400% due 08/12/2034		3,700	1,099
6.150% due 08/12/2032		14,400	4,623
6.950% due 08/12/2031		720	238
Republic of Poland Government Bonds 4.750% due 07/25/2029	PLN	3,380	958
Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	29,650	1,531
7.000% due 02/28/2031		23,820	1,407
8.000% due 01/31/2030		5,200	321
8.250% due 03/31/2032		2,600	161
8.500% due 01/31/2037		3,200	192
8.875% due 02/28/2035		15,600	983
Romania Government International Bonds 6.750% due 07/11/2039	EUR	400	490
Turkiye Government Bonds
38.324% (BISTREFI + 0.000%) due 09/06/2028 ~	TRY	7,900	184
39.431% (BISTREFI + 0.000%) due 05/20/2026 ~		100	2
39.431% (BISTREFI + 0.000%) due 05/17/2028 ~		8,100	189

Total Sovereign Issues (Cost $25,796)			27,652

		SHARES
EXCHANGE-TRADED FUNDS 10.3%
iShares Core S&P 500 ETF		31,194	21,366

Total Exchange-Traded Funds (Cost $21,067)			21,366

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 25.1%
COMMERCIAL PAPER 1.0%
Crown Castle, Inc. 4.150% due 01/20/2026 ~		$2,000	1,995

REPURCHASE AGREEMENTS (d) 23.9%			49,300

SOUTH AFRICA TREASURY BILLS 0.0%
7.505% due 06/17/2026 (b)(c)	ZAR	1,200	71

U.S. TREASURY BILLS 0.2%
3.831% due 03/17/2026 (b)(c)(h)		$433	430

Total Short-Term Instruments (Cost $51,793)			51,796

Total Investments in Securities (Cost $355,643)			354,080

		SHARES
INVESTMENTS IN AFFILIATES 7.3%
SHORT-TERM INSTRUMENTS 7.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.3%
PIMCO Short Asset Portfolio		1,534,868	15,068
PIMCO Short-Term Floating NAV Portfolio III		2,205	21

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2025 (Unaudited)

Total Short-Term Instruments (Cost $14,957)	15,089

Total Investments in Affiliates (Cost $14,957)	15,089

Total Investments 179.0% (Cost $370,600)	$369,169
Financial Derivative Instruments (f)(g) 1.8%(Cost or Premiums, net $6,540)	3,689
Other Assets and Liabilities, net (80.8)%	(166,588)

Net Assets 100.0%	$206,270

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								Security is an Interest Only ("IO") or IO Strip.
(b)								Zero coupon security.
(c)								Coupon represents a yield to maturity.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	3.790%	01/02/2026	01/05/2026	$22,900	U.S. Treasury Notes 1.125% due 02/15/2031			$(23,358)	$22,900	$22,900
	3.870	12/31/2025	01/02/2026	23,700	U.S. Treasury Notes 4.000% due 01/31/2031			(24,134)	23,700	23,705
FICC STR	3.820	12/31/2025	01/2/2026	2,700	U.S. Treasury Notes 4.375% due 12/31/2029			(2,754)	2,700	2,701

Total Repurchase Agreements								$(50,246)	$49,300	$49,306

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date		Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

SBI				3.970%	12/11/2025		01/07/2026	$(7,935)		$(7,954)

Total Reverse Repurchase Agreements										$(7,954)

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (11.7)%
Government National Mortgage Association, TBA						3.000%	02/01/2056	$6,400	$(5,725)	$(5,744)
Uniform Mortgage-Backed Security, TBA						2.000	01/01/2056	3,980	(3,231)	(3,218)
Uniform Mortgage-Backed Security, TBA						2.500	01/01/2056	5,640	(4,789)	(4,769)
Uniform Mortgage-Backed Security, TBA						3.000	02/01/2056	50	(44)	(44)
Uniform Mortgage-Backed Security, TBA						3.500	02/01/2056	11,210	(10,329)	(10,330)

Total Short Sales (11.7)%									$(24,118)	$(24,105)

(e)								Securities with an aggregate market value of $8,301 have been pledged as collateral under the terms of master agreements as of December 31, 2025.
(1)								Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(19) at a weighted average interest rate of 4.440%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description					Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note March Futures					$111.000	02/20/2026	29	$29	$(15)	$(8)
Call - CBOT U.S. Treasury 10-Year Note March Futures					114.000	02/20/2026	29	29	(19)	(5)

Total Written Options									$(34)	$(13)

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2025 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

30-Day Federal Fund February Futures	02/2026	47	$18,881	$(7)	$0	$0
30-Day Federal Fund May Futures	05/2026	19	7,645	(14)	0	(1)
Australia Government 10-Year Bond March Futures	03/2026	34	2,484	4	3	0
California Carbon Allowance Vintage December Futures	12/2026	5	165	1	1	0
Euro-Bund March Futures	03/2026	61	9,145	(127)	0	(16)
U.S. Treasury 2-Year Note March Futures	03/2026	75	15,659	14	0	(5)
U.S. Treasury 5-Year Note March Futures	03/2026	424	46,345	(100)	0	(50)
U.S. Treasury 10-Year Note March Futures	03/2026	68	7,646	(13)	0	(14)
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	54	6,211	(22)	0	(10)

$(264)	$4	$(96)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Adjusted Interest Rate S&P 500 Total Return January Futures	01/2026	20	$(6,703)	$(22)	$58	$0
Adjusted Interest Rate S&P 500 Total Return June Futures	06/2026	21	(7,059)	(76)	60	0
Adjusted Interest Rate S&P 500 Total Return March Futures	03/2026	15	(5,033)	(54)	44	0
Euro-Bobl March Futures	03/2026	8	(1,092)	8	1	0
Euro-Oat March Futures	03/2026	67	(9,495)	57	23	0
Japan Government 10-Year Bond March Futures	03/2026	8	(6,763)	45	15	0
U.S. Treasury Long-Term Bond March Futures	03/2026	1	(116)	1	0	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	40	(4,720)	11	15	0

$(30)	$216	$0

Total Futures Contracts	$(294)	$220	$(96)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Bank of America Corp.	1.000%	Quarterly	12/20/2026	0.299%	$100	$1	$0	$1	$0	$0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.455	EUR	100	1	0	1	0	0

$2	$0	$2	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-44 5-Year Index	(1.000)%	Quarterly	06/20/2030	$3,710	$(64)	$(20)	$(84)	$0	$0
CDX.IG-45 5-Year Index	(1.000)	Quarterly	12/20/2030	7,980	(175)	(8)	(183)	0	0

$(239)	$(28)	$(267)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-45 5-Year Index	5.000%	Quarterly	12/20/2030	$400	$30	$1	$31	$0	$0

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2025 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	14,200	$(74)	$153	$79	$16	$0
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035		100	0	0	0	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		1,700	(50)	54	4	2	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		830	39	(49)	(10)	0	(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.500	Annual	12/17/2055	JPY	260,000	0	(114)	(114)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		$9,100	(23)	20	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		1,270	27	(18)	9	1	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.150	Annual	08/25/2028		18,200	(25)	(3)	(28)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		2,900	26	(54)	(28)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		5,210	21	(90)	(69)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		300	(1)	(3)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		2,520	77	(16)	61	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		7,840	(157)	61	(96)	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		9,190	(153)	32	(121)	15	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		2,200	6	(32)	(26)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		14,300	1,813	(116)	1,697	27	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032		1,060	(11)	2	(9)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032		4,750	(108)	65	(43)	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		5,100	333	(86)	247	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		1,030	9	(10)	(1)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		50	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		70	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		100	0	4	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		200	(1)	3	2	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034		200	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034		100	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.865	Annual	11/20/2034		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		9,050	(57)	48	(9)	21	0
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035		100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035		100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035		200	(1)	3	2	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035		200	(1)	2	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	01/15/2035		100	0	1	1	0	0

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2025 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035		100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035		200	(1)	6	5	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		50	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		200	(1)	0	(1)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		200	(1)	(1)	(2)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		200	(1)	(2)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		200	(1)	(1)	(2)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		200	(1)	(1)	(2)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035		200	(1)	0	(1)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		19,030	38	27	65	45	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		1,150	(20)	25	5	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		1,800	27	113	140	6	0
Pay	1-Day USD-SOFR Compounded-OIS	4.046	Annual	11/15/2052		1,310	0	(28)	(28)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	4.054	Annual	11/15/2052		1,370	0	(28)	(28)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		2,080	110	398	508	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		200	(5)	29	24	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		5,400	84	535	619	17	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		5,280	(453)	(156)	(609)	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		1,630	41	77	118	5	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.110	Annual	08/25/2057		300	0	(6)	(6)	0	(1)
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	800	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		8,600	0	(7)	(7)	0	(1)
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		1,600	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	12.975	Maturity	01/02/2029		14,500	0	(9)	(9)	0	0
Pay	1-Year BRL-CDI	13.245	Maturity	01/02/2029		15,800	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		5,500	0	(5)	(5)	0	(2)
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		400	0	0	0	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.590	Quarterly	08/22/2029	COP	3,255,300	0	57	57	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	8.933	Quarterly	08/22/2029		3,556,400	0	53	53	0	(1)
Receive	3-Month PLN-WIBOR	4.136	Annual	07/25/2029	PLN	1,360	(2)	(4)	(6)	0	0
Receive	3-Month PLN-WIBOR	4.930	Annual	07/25/2029		2,200	0	(26)	(26)	0	(1)
Receive(6)	3-Month PLN-WIBOR	4.723	Annual	12/01/2035		1,000	0	0	0	0	0
Receive(6)	3-Month PLN-WIBOR	4.685	Annual	12/02/2035		100	0	0	0	0	0
Receive	3-Month ZAR-JIBAR	7.205	Quarterly	02/28/2031	ZAR	18,070	(10)	(17)	(27)	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	3,400	(15)	(1)	(16)	0	(2)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		3,700	74	(124)	(50)	0	(5)
Receive	6-Month CLP-CHILIBOR	4.568	Semi-Annual	10/01/2028	CLP	916,800	0	(1)	(1)	0	(1)
Receive	6-Month CLP-CHILIBOR	4.580	Semi-Annual	10/01/2028		397,400	0	0	0	0	0
Pay	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	200	0	0	0	0	0
Pay(6)	6-Month CZK-PRIBOR	4.523	Annual	12/01/2035		5,660	0	1	1	0	0
Pay(6)	6-Month CZK-PRIBOR	4.485	Annual	12/02/2035		600	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030	EUR	100	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		100	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.350	Annual	04/29/2030		100	0	(1)	(1)	0	0

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2025 (Unaudited)

Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		100	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		100	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		100	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033		100	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		100	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		100	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		100	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.580	Annual	08/29/2034		100	0	2	2	0	0
Receive	6-Month EUR-EURIBOR	2.390	Annual	10/01/2034		100	0	4	4	0	0
Pay	6-Month EUR-EURIBOR	2.380	Annual	12/31/2034		100	0	(5)	(5)	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		100	0	3	3	0	0
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		100	0	(3)	(3)	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		100	0	(2)	(2)	0	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		100	0	(1)	(1)	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		100	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.510	Annual	04/09/2035		100	0	2	2	0	0
Receive	6-Month EUR-EURIBOR	2.520	Annual	04/09/2035		100	0	2	2	0	0
Receive	6-Month EUR-EURIBOR	2.530	Annual	04/23/2035		100	0	2	2	0	0
Receive	6-Month EUR-EURIBOR	2.450	Annual	05/05/2035		100	0	3	3	0	0
Receive	28-Day MXN-TIIE	7.000	Lunar	03/01/2029	MXN	7,000	0	5	5	0	0
Receive	28-Day MXN-TIIE	7.011	Lunar	03/01/2029		20,500	0	15	15	0	(1)
Pay	28-Day MXN-TIIE	7.760	Lunar	03/01/2029		5,800	0	3	3	0	0
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029		18,800	(28)	(19)	(47)	0	(1)
Receive	CPURNSA	2.502	Maturity	03/25/2030		$2,000	0	(9)	(9)	3	0
Receive	CPURNSA	2.520	Maturity	03/27/2030		4,000	0	(22)	(22)	6	0
Receive	CPURNSA	2.541	Maturity	04/04/2030		470	(4)	1	(3)	1	0
Receive	CPURNSA	2.487	Maturity	04/03/2035		5,700	(79)	41	(38)	10	0
Receive	CPURNSA	2.607	Maturity	07/28/2035		400	(4)	(2)	(6)	1	0
Receive	CPURNSA	2.487	Maturity	12/07/2051		900	24	8	32	2	0

							$1,458	$786	$2,244	$249	$(66)

Total Swap Agreements							$1,251	$759	$2,010	$249	$(66)

Cash of $6,991 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered			Currency to be Received	Asset		Liability

AZD		01/2026			$262		GBP	200	$8		$0
		01/2026			37		JPY	5,820	0		0
BOA		01/2026		BRL	798			$145	0		(1)

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2025 (Unaudited)

	01/2026	COP	283,794		74	0	0
	01/2026	KRW	62,476		43	0	0
	01/2026	PHP	5,307		90	0	0
	01/2026	PLN	3,919		1,062	0	(29)
	01/2026	THB	3,244		100	0	(3)
	01/2026	TWD	4,474		147	4	0
	01/2026		$148	BRL	798	0	(2)
	01/2026		220	CAD	302	0	0
	01/2026		100	COP	376,100	0	(1)
	01/2026		178	EUR	151	0	(1)
	01/2026		109	INR	9,906	1	0
	01/2026		116	KRW	169,043	2	0
	01/2026		272	PLN	995	5	0
	01/2026		26	TWD	834	0	0
	02/2026	COP	100,139		$26	0	0
	02/2026	ILS	408		128	0	0
	03/2026	COP	444,028		116	1	0
	03/2026	PEN	8,517		2,527	0	(1)
	03/2026		$208	MXN	3,787	1	0
	03/2026		50	PEN	169	0	0
	04/2026		37	MXN	680	1	0
	06/2026	PEN	526		$156	0	0
BPS	01/2026	AUD	1,024		666	0	(18)
	01/2026	CHF	48		61	0	0
	01/2026	CNH	3,426		486	0	(5)
	01/2026	COP	414,440		109	1	0
	01/2026	ILS	1,054		325	0	(6)
	01/2026	INR	10,818		120	0	0
	01/2026	JPY	37,700		244	3	0
	01/2026	KRW	73,698		50	0	(1)
	01/2026	NZD	1,066		605	0	(8)
	01/2026	PLN	553		152	0	(2)
	01/2026	TWD	24,998		814	18	0
	01/2026		$70	CLP	63,517	1	0
	01/2026		547	CNH	3,834	2	0
	01/2026		145	EUR	124	0	0
	01/2026		131	IDR	2,195,686	0	0
	01/2026		60	INR	5,420	0	0
	01/2026		48	PHP	2,852	0	0
	01/2026		361	PLN	1,309	4	0
	01/2026		911	TWD	28,574	2	(3)
	01/2026		329	ZAR	5,488	2	0
	01/2026	ZAR	1,681		$100	0	(1)
	02/2026	COP	68,179		18	0	0
	02/2026		$128	INR	11,507	0	0
	02/2026		328	TWD	10,307	0	(1)
	03/2026	CZK	1,792		$86	0	(1)
	03/2026	TWD	9,398		303	4	0
	03/2026		$50	TWD	1,550	0	0
	04/2026	BRL	500		$88	0	(2)
BRC	01/2026	EUR	177		205	0	(3)
	01/2026	ILS	33		10	0	0
	01/2026	PHP	2,955		50	0	0
	01/2026	SGD	148		115	0	0
	01/2026	THB	628		20	0	0
	01/2026		$50	IDR	833,950	0	0
	01/2026		190	MYR	777	2	0
	01/2026		56	PLN	203	1	0
	01/2026		61	TRY	2,751	2	0
	01/2026	ZAR	10,290		$594	0	(26)
	02/2026	ILS	175		54	0	(1)
	02/2026	TRY	127		3	0	0
	02/2026		$536	TRY	24,353	15	0
	03/2026		347	MXN	6,432	7	0
	03/2026		857	TRY	39,195	11	0
BSH	01/2026	BRL	1,297		$233	0	(3)
	01/2026		$236	BRL	1,297	1	0
	01/2026		581	CLP	545,607	26	0
	01/2026		636	JPY	98,986	0	(4)
	02/2026	COP	68,179		$18	0	0
	02/2026	PEN	412		118	0	(5)
	02/2026		$233	BRL	1,306	3	0
	02/2026		51	COP	196,618	1	0
	02/2026		209	PEN	713	3	0
	03/2026	PEN	5,924		$1,696	0	(62)
	04/2026	BRL	1,000		176	0	(3)
	05/2026	PEN	1,792		525	0	(5)
CBK	01/2026	BRL	222		40	0	0
	01/2026	CAD	362		259	0	(5)
	01/2026	COP	5,026,638		1,295	2	(21)
	01/2026	IDR	668,760		40	0	0
	01/2026	ILS	161		50	0	(1)
	01/2026	NZD	193		111	0	0
	01/2026	TWD	27,556		906	29	0
	01/2026		$40	BRL	222	0	0
	01/2026		120	CLP	109,802	2	0

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2025 (Unaudited)

	01/2026		363	CNH	2,533	1	0
	01/2026		149	COP	566,151	1	0
	01/2026		50	IDR	833,781	0	0
	01/2026		30	ILS	95	0	0
	01/2026		2,812	INR	251,270	3	(26)
	01/2026		146	KRW	214,141	3	0
	01/2026		250	PEN	843	1	0
	01/2026		40	PLN	143	0	0
	01/2026		4	THB	145	0	0
	01/2026		498	TWD	15,582	0	(2)
	01/2026	ZAR	1,919		$112	0	(4)
	02/2026	COP	296,958		78	1	0
	02/2026	ILS	353		111	0	0
	02/2026	PEN	1,418		420	0	(2)
	02/2026		$676	COP	2,629,899	8	0
	02/2026		8	TWD	243	0	0
	03/2026	CLP	486,205		$522	0	(19)
	03/2026	COP	465,718		123	2	0
	03/2026	PEN	1,507		436	0	(11)
	03/2026	TWD	10,214		328	4	0
	03/2026		$50	TWD	1,554	0	(1)
	04/2026	COP	207,852		$54	1	0
	08/2026		$122	ZAR	2,173	7	0
CIB	01/2026	BRL	727		$132	0	(1)
	01/2026		$132	BRL	727	1	0
	01/2026		50	PEN	168	0	0
DUB	01/2026	ILS	292		$91	0	(1)
	01/2026	KRW	190,704		130	0	(2)
	01/2026		$50	COP	189,422	0	(1)
	01/2026		234	ILS	748	0	0
	01/2026		604	INR	53,767	0	(7)
	01/2026		306	KRW	450,203	6	0
	01/2026		100	ZAR	1,678	1	0
	01/2026	ZAR	14,157		$813	0	(41)
	02/2026	ILS	748		234	0	0
	02/2026		$203	HUF	66,821	1	0
	02/2026		10	TWD	328	0	0
	03/2026	TWD	3,649		$116	0	0
FAR	01/2026	AUD	2,087		1,356	0	(37)
	01/2026	CHF	50		62	0	(1)
	01/2026	CNH	1,707		243	0	(2)
	01/2026	MXN	18,546		1,000	0	(28)
	01/2026	NZD	631		361	0	(2)
	01/2026		$124	ILS	398	1	0
	01/2026		433	PLN	1,584	8	0
	01/2026		126	ZAR	2,106	1	0
	01/2026	ZAR	12,716		$740	0	(27)
	02/2026	ILS	398		124	0	(1)
	02/2026	PEN	2,559		731	0	(29)
GLM	01/2026	CHF	678		846	0	(11)
	01/2026	COP	32,840		9	0	0
	01/2026	ILS	568		176	0	(3)
	01/2026	THB	3,169		100	0	(1)
	01/2026		$305	CAD	420	1	0
	01/2026		251	CNH	1,767	3	0
	01/2026		50	COP	188,456	0	0
	01/2026		100	IDR	1,678,156	0	0
	01/2026		13	MYR	55	0	0
	01/2026		336	PLN	1,226	6	0
	01/2026	ZAR	9,456		$548	0	(22)
	02/2026	COP	88,272		23	0	0
	02/2026		$108	BRL	598	0	0
	02/2026		122	MXN	2,272	3	0
	02/2026		23	TRY	1,068	1	0
	03/2026	COP	34,312		$9	0	0
	03/2026	PEN	230		68	0	0
	03/2026		$2,780	BRL	15,399	0	(6)
	03/2026		136	MXN	2,527	3	0
	04/2026	BRL	5,300		$911	1	(37)
	04/2026		$311	MXN	5,728	4	0
JPM	01/2026	CNH	7,108		$1,009	0	(11)
	01/2026	ILS	2,183		669	0	(16)
	01/2026	INR	18,565		209	2	0
	01/2026	KRW	1,150,154		802	4	0
	01/2026	NZD	86		50	0	0
	01/2026	PLN	1,029		281	0	(6)
	01/2026		$310	CNH	2,180	2	0
	01/2026		243	INR	21,625	0	(3)
	01/2026		199	KRW	292,384	4	0
	01/2026		36	NOK	371	1	0
	01/2026		397	PLN	1,466	11	0
	01/2026		344	TWD	10,660	0	(5)
	01/2026	ZAR	3,466		$202	0	(7)
	02/2026	COP	34,134		9	0	0
	02/2026		$802	KRW	1,148,644	0	(5)
	02/2026		376	MXN	6,979	9	0

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2025 (Unaudited)

03/2026	COP	34,356	$9	0	0
03/2026	MXN	2	0	0	0
03/2026	$349	MXN	6,412	5	0
04/2026	BRL	12,900	$2,183	0	(122)
04/2026	$110	MXN	2,025	1	0
06/2026	ZAR	1,200	$68	0	(4)
MBC	01/2026	CAD	2,907	2,065	0	(54)
01/2026	CHF	135	170	0	(1)
01/2026	GBP	161	216	0	(1)
01/2026	JPY	442,200	2,846	21	0
01/2026	NOK	705	70	0	0
01/2026	SEK	1,262	132	0	(5)
01/2026	SGD	4,248	3,274	0	(33)
01/2026	$131	CHF	104	0	0
01/2026	64	INR	5,758	0	0
01/2026	229	JPY	35,622	0	(1)
01/2026	89	PLN	325	2	0
01/2026	110	SEK	1,020	1	0
01/2026	10	THB	318	0	0
01/2026	41	TWD	1,286	0	0
01/2026	40	ZAR	672	1	0
02/2026	56	MXN	1,043	1	0
03/2026	94	1,732	1	0
04/2026	96	1,780	1	0
MYI	01/2026	150	CAD	209	2	0
01/2026	98	INR	8,900	1	0
01/2026	0	JPY	32	0	0
01/2026	98	KRW	143,013	1	0
01/2026	30	MYR	123	0	0
01/2026	50	TWD	1,558	0	0
02/2026	ILS	675	$210	0	(2)
NGF	01/2026	KRW	312,617	214	0	(3)
01/2026	$206	KRW	301,981	4	0
03/2026	50	TRY	2,293	1	0
RBC	01/2026	99	KRW	144,545	2	0
SCX	01/2026	CNH	3,405	$483	0	(5)
01/2026	EUR	70	81	0	(1)
01/2026	INR	1,821	20	0	0
01/2026	JPY	10,600	68	0	0
01/2026	TWD	4,851	159	5	0
01/2026	$218	IDR	3,652,152	0	0
01/2026	169	INR	15,253	0	0
01/2026	494	JPY	76,785	0	(3)
SOG	01/2026	EUR	6,642	$7,690	0	(119)
01/2026	$1,837	JPY	287,243	0	(2)
01/2026	100	SEK	949	3	0
01/2026	100	TWD	3,133	0	0
02/2026	56	MXN	1,043	1	0
03/2026	CLP	478,919	$494	0	(38)
03/2026	MXN	28,248	1,507	0	(50)
03/2026	PEN	8	2	0	0
03/2026	$1,181	MXN	22,131	39	0
SSB	01/2026	PHP	587	$10	0	0
01/2026	$23	GBP	17	1	0
UAG	01/2026	CHF	297	$371	0	(4)
01/2026	COP	2,081,871	530	0	(17)
01/2026	PLN	438	120	0	(2)
01/2026	$80	CAD	110	0	0
01/2026	364	PLN	1,322	4	0
01/2026	ZAR	13,868	$797	0	(39)
02/2026	$77	MXN	1,420	2	0
03/2026	CLP	525,183	$564	0	(19)
03/2026	COP	3,599,061	916	0	(16)
03/2026	$108	MXN	1,957	0	(1)

Total Forward Foreign Currency Contracts	$371	$(1,145)

PURCHASED OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GST	Put - OTC CDX.IG-45 5-Year Index	Buy	0.650%	05/20/2026	33,800	$66	$50

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	3,300	$5	$2
Call - OTC USD versus HKD	7.800	08/24/2026	4,900	7	3
Put - OTC USD versus KRW	KRW	1,419.000	02/12/2026	450	3	2
Put - OTC USD versus ZAR	ZAR	18.000	08/19/2026	970	42	78
BRC	Put - OTC USD versus KRW	KRW	1,423.000	02/12/2026	150	1	1

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2025 (Unaudited)

GLM	Put - OTC USD versus BRL	BRL	5.390	02/04/2026	580	9	3
Call - OTC USD versus HKD	HKD	7.800	08/14/2026	900	1	1
MBC	Call - OTC USD versus HKD	7.800	08/14/2026	1,700	2	1
Call - OTC USD versus HKD	7.800	08/24/2026	1,900	3	1

$73	$92

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.093%	01/04/2027	22,800	$16	$10
Call - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.230	03/30/2026	2,300	18	6
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.317	03/02/2026	2,600	15	4
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.194	03/04/2026	600	2	1
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.758	03/30/2026	1,100	9	5
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.146	04/15/2026	1,400	11	3
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.972	08/04/2026	200	2	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.222	08/04/2026	100	1	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.965	08/05/2026	200	2	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.215	08/05/2026	100	1	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.067	08/12/2026	200	1	1
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.317	08/12/2026	100	1	1
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.075	08/14/2026	200	2	1
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.325	08/14/2026	100	1	1
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.427	08/06/2035	600	53	42
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.427	08/06/2035	600	53	52
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.656	08/20/2035	600	52	46
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.656	08/20/2035	600	52	49
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	900	78	70
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	900	78	72
BRC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	1,800	145	103
Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	2,300	186	175
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.163	08/23/2027	130,700	656	458
Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.163	08/23/2027	130,700	656	641
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.189	01/02/2026	1,900	8	0
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.442	03/24/2026	3,100	15	13
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.174	04/27/2026	2,400	18	6
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/20/2035	2,500	217	190
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/21/2035	2,000	173	152
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.751	10/14/2026	19,300	17	12
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.407	03/18/2026	3,900	19	14
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	1,600	141	115
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	1,600	141	137
Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	5,100	412	291
Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	6,700	541	509
JPM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.260	04/28/2026	2,600	25	8
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	02/18/2026	5,600	12	0

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2025 (Unaudited)

Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.989	08/06/2026	300	2	1
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.239	08/06/2026	100	1	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.995	08/07/2026	200	2	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.245	08/07/2026	100	1	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.038	08/11/2026	200	2	1
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.288	08/11/2026	100	1	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	2,400	211	173
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	2,400	211	206
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.857	10/07/2026	24,300	19	11
Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.141	12/30/2026	24,400	18	9
Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.082	01/04/2027	24,400	18	11
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.421	03/30/2026	3,000	15	13
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.174	04/27/2026	200	1	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.255	08/03/2026	2,600	34	11
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.505	08/03/2026	2,400	48	20
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.255	08/03/2026	2,400	35	17
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.048	08/10/2026	200	2	1
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.298	08/10/2026	100	1	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	08/07/2035	600	53	43
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	08/07/2035	600	53	51
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.520	08/13/2035	1,200	106	88
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.520	08/13/2035	1,200	106	102

$4,770	$3,946

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2056	$97.375	02/05/2026	1,600	$2	$1
Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2056	98.906	02/05/2026	5,900	4	0
Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2056	98.922	02/05/2026	5,700	4	0

$10	$1

Total Purchased Options	$4,919	$4,089

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Call - OTC CDX.IG-45 5-Year Index	Buy	0.525%	01/21/2026	4,600	$(6)	$(6)
Call - OTC CDX.IG-45 5-Year Index	Buy	0.550	01/21/2026	13,270	(24)	(30)
Call - OTC CDX.IG-45 5-Year Index	Buy	0.575	01/21/2026	2,200	(5)	(7)
Call - OTC CDX.IG-45 5-Year Index	Buy	0.525	02/18/2026	13,100	(19)	(19)
Put - OTC CDX.IG-45 5-Year Index	Sell	0.525	02/18/2026	3,000	(5)	(3)
Call - OTC CDX.IG-45 5-Year Index	Buy	0.500	05/20/2026	7,800	(10)	(10)
Call - OTC CDX.IG-45 5-Year Index	Buy	0.525	05/20/2026	30,300	(56)	(56)
RBC	Call - OTC CDX.IG-45 5-Year Index	Buy	0.525	02/18/2026	500	(1)	(1)

$(126)	$(132)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	3,300	$(2)	$(1)
Call - OTC USD versus HKD	7.850	08/24/2026	4,900	(2)	(2)

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2025 (Unaudited)

Put - OTC USD versus KRW	KRW	1,383.000	02/12/2026	450	(1)	(1)
Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	1,950	(41)	(74)
BRC	Put - OTC USD versus KRW	KRW	1,385.000	02/12/2026	150	0	0
GLM	Put - OTC USD versus BRL	BRL	5.160	02/04/2026	580	(2)	0
Call - OTC USD versus BRL	5.680	02/04/2026	580	(7)	(4)
Call - OTC USD versus HKD	HKD	7.850	08/14/2026	900	0	0
MBC	Call - OTC USD versus HKD	7.850	08/14/2026	1,700	(1)	(1)
Call - OTC USD versus HKD	7.850	08/24/2026	1,900	(1)	(1)

$(57)	$(84)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.617%	03/02/2026	2,900	$(16)	$(19)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.646	04/15/2026	1,700	(13)	(15)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.625	01/08/2026	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.925	01/08/2026	100	0	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.622	01/29/2026	200	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.882	01/29/2026	200	0	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.066	02/05/2026	1,100	(2)	(1)
DUB	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.689	01/02/2026	2,100	(8)	0
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.742	03/24/2026	3,300	(15)	(16)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.674	04/27/2026	2,500	(18)	(21)
FAR	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.707	03/18/2026	4,100	(20)	(21)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.580	01/05/2026	300	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.860	01/05/2026	300	(1)	0
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.578	01/12/2026	200	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.878	01/12/2026	200	0	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.648	01/15/2026	300	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.928	01/15/2026	300	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.180	02/05/2026	3,100	(3)	(1)
JPM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.560	04/28/2026	2,700	(25)	(33)
MYC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.721	03/30/2026	3,200	(15)	(18)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.674	04/27/2026	200	(1)	(2)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.625	01/08/2026	300	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.925	01/08/2026	300	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.639	01/12/2026	300	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.919	01/12/2026	300	(1)	0
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.639	01/12/2026	200	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.919	01/12/2026	200	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.186	02/05/2026	3,200	(3)	(1)

$(148)	$(149)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2056	$97.375	01/07/2026	800	$(2)	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 03/01/2056	102.133	03/05/2026	2,400	(7)	(2)

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2025 (Unaudited)

	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 03/01/2056				102.141	03/05/2026			3,600	(9)		(2)

										$(18)		$(4)

Total Written Options										$(349)		$(369)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
											Swap Agreements, at Value(5)
Counterparty	Reference Entity		Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Soft Bank Group,Inc.		1.000%	Quarterly	06/20/2026	1.706%		$100	$(1)	$1	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
											Swap Agreements, at Value(5)
Counterparty	Index/Tranches			Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index «			0.110%	Monthly	05/25/2046		$1,505	$(412)	$294	$0	$(118)
	iTraxx Crossover 44 5-Year 35-100% Index			5.000	Quarterly	12/20/2030	EUR	630	141	7	148	0
BPS	iTraxx Crossover 44 5-Year 35-100% Index			5.000	Quarterly	12/20/2030		1,260	290	7	297	0
CBK	iTraxx Crossover 44 5-Year 35-100% Index			5.000	Quarterly	12/20/2030		910	207	8	215	0
JPM	iTraxx Crossover 44 5-Year 35-100% Index			5.000	Quarterly	12/20/2030		1,960	453	9	462	0
MYC	iTraxx Crossover 44 5-Year 35-100% Index			5.000	Quarterly	12/20/2030		360	84	1	85	0
SAL	CMBX.NA.AAA.16 Index			0.500	Monthly	04/17/2065		$600	(9)	6	0	(3)

									$754	$332	$1,207	$(121)

TOTAL RETURN SWAPS ON INDEXES
											Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	ERAUSLT Index	9,172	4.230% (SOFR less a specified spread)	Monthly	12/09/2026		$75,679	$0	$(263)	$0	$(263)
MYI	Receive	ERAUSLT Index	2,336	4.150% (SOFR plus a specified spread)	Monthly	03/11/2026		19,274	0	(72)	0	(72)
	Receive	ERAUSLT Index	6,452	4.29% (SOFR plus a specified spread)	Monthly	03/25/2026		53,236	0	(205)	0	(205)
	Receive	ERAUSLT Index	7,108	4.130% (SOFR less a specified spread)	Monthly	06/10/2026		58,649	0	(97)	0	(97)

									$0	$(637)	$0	$(637)

Total Swap Agreements									$753	$(304)	$1,207	$(758)

(h)

Securities with an aggregate market value of $534 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)									Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	December 31, 2025 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$3,234	$0	$3,234
Industrials	0	1,416	0	1,416
Utilities	0	477	0	477
U.S. Government Agencies	0	189,763	0	189,763
U.S. Treasury Obligations	0	5,083	0	5,083
Non-Agency Mortgage-Backed Securities	0	16,028	0	16,028
Asset-Backed Securities
Automobile ABS Other	0	1,910	0	1,910
Automobile Sequential	0	3,711	0	3,711
CMBS Other	0	600	0	600
Home Equity Other	0	11,642	0	11,642
Home Equity Sequential	0	36	0	36
Whole Loan Collateral	0	667	0	667
Other ABS	0	18,699	0	18,699
Sovereign Issues	0	27,652	0	27,652
Exchange-Traded Funds	21,366	0	0	21,366
Short-Term Instruments
Commercial Paper	0	1,995	0	1,995
Repurchase Agreements	0	49,300	0	49,300
South Africa Treasury Bills	0	71	0	71
U.S. Treasury Bills	0	430	0	430

	$21,366	$332,714	$0	$354,080
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$15,089	$0	$0	$15,089

Total Investments	$36,455	$332,714	$0	$369,169

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(24,105)	$0	$(24,105)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	205	264	0	469
Over the counter	0	5,667	0	5,667

	$205	$5,931	$0	$6,136
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(16)	(159)	0	(175)
Over the counter	0	(2,154)	(118)	(2,272)

	$(16)	$(2,313)	$(118)	$(2,447)

Total Financial Derivative Instruments	$189	$3,618	$(118)	$3,689

Totals	$36,644	$312,227	$(118)	$348,753

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 192.6% ¤
CORPORATE BONDS & NOTES 4.9%
BANKING & FINANCE 3.7%
ARES Strategic Income Fund 5.450% due 09/09/2028		$1,200	$1,211
Athene Global Funding 5.033% due 07/17/2030		2,100	2,117
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		249	242
Bank of Nova Scotia 5.450% due 08/01/2029		700	730
Barclays PLC 7.437% due 11/02/2033 •		600	686
Cape Lookout Re Ltd. 10.480% (FHMMUSTF + 6.900%) due 03/13/2032 ~		250	265
Credit Suisse AG AT1 Claim		2,612	770
Deutsche Bank AG 3.547% due 09/18/2031 •		2,000	1,910
Ford Motor Credit Co. LLC
3.815% due 11/02/2027		400	394
4.542% due 08/01/2026		200	200
5.800% due 03/05/2027		600	608
5.800% due 03/08/2029		400	409
GA Global Funding Trust 5.500% due 04/01/2032		300	307
GLP Capital LP/GLP Financing II, Inc. 5.625% due 09/15/2034		100	102
Golden Bear Re Ltd. 13.292% (T-BILL 1MO + 9.750%) due 01/08/2029 ~		250	250
Hestia Re Ltd. 11.880% (BNMMDTSC + 8.250%) due 03/13/2032 ~		250	260
HPS Corporate Lending Fund 5.950% due 04/14/2032		300	304
HSBC Holdings PLC 2.848% due 06/04/2031 •		600	561
Integrity RE III Ltd. 29.042% (T-BILL 1MO + 25.500%) due 06/06/2027 ~		250	288
MMIFS Re Ltd. 5.208% (CAONINDX + 2.900%) due 01/10/2033 ~	CAD	250	183
Polestar Re Ltd. 14.042% (T-BILL 3MO + 10.500%) due 01/08/2029 ~		$450	450
Quercus II Re DAC 13.026% (EUR003M + 11.000%) due 01/07/2031 «~	EUR	250	294
Ursa Re II Ltd. 11.292% (T-BILL 3MO + 7.750%) due 06/07/2028 ~		$250	250
VICI Properties LP
5.125% due 11/15/2031		100	101
5.625% due 04/01/2035		200	204
5.750% due 04/01/2034		100	103
Wells Fargo & Co. 3.900% due 07/22/2032 •	EUR	1,200	1,445

			14,644

INDUSTRIALS 0.9%
Bayer U.S. Finance LLC 6.500% due 11/21/2033		$200	217
Beignet Investor LLC 6.581% due 05/30/2049		1,770	1,872
DAE Funding LLC 3.375% due 03/20/2028		500	487
Petroleos del Peru SA 5.625% due 06/19/2047		700	446
Petroleos Mexicanos 6.350% due 02/12/2048		300	236
United Airlines Pass-Through Trust 5.450% due 08/15/2038		193	199

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

Viper Energy Partners LLC 5.700% due 08/01/2035	100	102

		3,559

UTILITIES 0.3%
Pacific Gas & Electric Co. 3.000% due 06/15/2028	500	485
Southern California Edison Co.
4.650% due 10/01/2043	300	256
5.150% due 06/01/2029	200	204

		945

Total Corporate Bonds & Notes (Cost $18,199)		19,148

U.S. GOVERNMENT AGENCIES 100.6%
Federal Home Loan Mortgage Corp.
3.000% due 09/01/2032 (g)	1,065	1,043
4.000% due 01/01/2048 - 03/01/2049	892	863
5.000% due 01/01/2055	318	320
5.500% due 02/01/2055 - 09/01/2055	1,116	1,149
5.500% due 09/01/2055 (g)	2,516	2,587
6.000% due 10/01/2055	396	408
6.500% due 01/01/2054	431	448
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 2.903% due 07/25/2054 ~	1,271	1,238
Federal Home Loan Mortgage Corp. REMICS
2.372% due 07/15/2036 •(a)	564	57
2.602% due 04/15/2036 •(a)	46	4
4.814% due 11/25/2054 •	1,541	1,548
4.824% due 09/25/2055 •	7,685	7,738
4.974% due 07/25/2055 •	546	548
5.024% due 03/25/2055 •	2,678	2,693
5.074% due 08/25/2055 •	6,212	6,241
5.324% due 03/25/2054 •	1,090	1,099
Federal National Mortgage Association
3.000% due 01/01/2027	96	95
3.500% due 06/01/2045	18	17
3.500% due 04/01/2048 (g)	1,079	1,015
4.202% due 10/01/2029 ~(g)	2,500	2,520
4.300% due 12/01/2029 - 12/01/2032 (g)	16,104	16,081
4.705% due 09/01/2031 ~(g)	4,900	5,005
4.720% due 10/01/2028 (g)	1,400	1,431
4.770% due 10/01/2028	900	920
4.860% due 08/01/2030	800	822
4.930% due 06/01/2029 (g)	1,100	1,132
5.000% due 12/01/2054 - 02/01/2055	507	510
5.300% due 11/01/2030 (g)	2,200	2,304
5.500% due 08/01/2053	425	438
5.500% due 07/01/2054 (g)	1,474	1,496
6.500% due 01/01/2054	495	521
6.500% due 02/01/2054 (g)	1,009	1,062
Federal National Mortgage Association REMICS
1.861% due 03/25/2041 •(a)	971	100
2.711% due 03/25/2036 •(a)	251	19
4.824% due 11/25/2054 •	1,242	1,244
5.024% due 08/25/2055 - 09/25/2055 •	5,768	5,797
5.274% due 09/25/2055 •	3,545	3,580
10.605% due 12/25/2036 •	13	14
Government National Mortgage Association 4.750% due 11/20/2044 •	214	219
Government National Mortgage Association REMICS 4.977% due 04/20/2068 •	661	669
Government National Mortgage Association, TBA
3.500% due 02/01/2056	12,900	11,740
4.000% due 02/01/2056	15,480	14,620
4.500% due 02/01/2056	11,040	10,747
5.000% due 01/01/2056	13,840	13,811
5.500% due 02/01/2056	6,540	6,599
6.000% due 02/01/2056	6,450	6,569
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2056	1,870	1,653
4.000% due 02/01/2056	12,290	11,651
4.500% due 02/01/2056	7,870	7,677
5.000% due 02/01/2056	30,070	29,961
5.500% due 02/01/2056	23,300	23,606
6.000% due 02/01/2056 - 03/01/2056	75,980	77,984
6.500% due 02/01/2056 - 03/01/2056	102,250	106,330

Total U.S. Government Agencies (Cost $396,998)		397,943

U.S. TREASURY OBLIGATIONS 4.0%
U.S. Treasury Bonds
4.625% due 05/15/2044 (i)(k)	6,100	5,991
4.875% due 08/15/2045	114	115

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

U.S. Treasury Notes
3.875% due 07/31/2030 (i)(k)		9,600	9,673
4.250% due 08/15/2035 (k)		185	186

Total U.S. Treasury Obligations (Cost $16,026)			15,965

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.8%
Adjustable Rate Mortgage Trust
5.018% due 01/25/2036 ~		791	617
5.404% due 09/25/2035 ~		6	5
AG Trust 5.766% due 08/15/2041 •		1,283	1,292
American Home Mortgage Investment Trust 6.500% due 03/25/2047 þ		231	138
Avon Finance 4.642% due 12/28/2049 •	GBP	1,568	2,117
Banc of America Funding Trust
4.268% due 04/20/2047 •		$25	21
6.619% due 09/20/2034 ~		3	3
BCAP LLC Trust 5.250% due 04/26/2037		45	25
Bear Stearns ALT-A Trust
4.346% due 01/25/2036 •		35	34
5.406% due 05/25/2035 ~		10	10
Bear Stearns ARM Trust
4.829% due 07/25/2034 ~		41	39
5.031% due 01/25/2035 ~		2	2
5.613% due 02/25/2034 ~		2	2
5.738% due 01/25/2033 ~		208	207
6.290% due 04/25/2033 ~		7	7
6.375% due 08/25/2033 ~		12	12
Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~		1,441	1,305
3.500% due 06/25/2062 ~		2,607	2,415
CHL Mortgage Pass-Through Trust
4.506% due 02/25/2035 •		9	8
4.530% due 09/25/2047 ~		1	1
CIM Trust
5.000% due 05/25/2062 ~		1,465	1,466
6.639% due 12/25/2067 þ		437	439
CLNY Trust 5.627% due 11/15/2038 •		3,200	3,122
Countrywide Alternative Loan Trust
4.206% due 05/25/2047 •		88	82
4.246% due 08/25/2037 •		86	52
4.486% due 11/25/2035 •		1,704	1,579
4.488% due 12/20/2035 •		324	310
5.029% due 12/25/2035 •		47	43
5.500% due 11/25/2035		37	21
6.250% due 08/25/2036		1,090	563
Credit Suisse First Boston Mortgage Securities Corp. 4.868% due 03/25/2032 ~		3	3
Cross Mortgage Trust 6.615% due 03/25/2068 þ		987	992
CSMC Trust 2.000% due 01/25/2060 ~		1,777	1,589
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust 5.346% due 10/25/2047 •		1,531	1,199
Ellington Financial Mortgage Trust 5.900% due 09/25/2067 þ		2,194	2,197
Eurohome U.K. Mortgages PLC 4.050% due 06/15/2044 •	GBP	20	28
GSR Mortgage Loan Trust
4.125% due 11/25/2035 ~		$1	1
HarborView Mortgage Loan Trust
4.066% due 07/19/2047 •		1,437	1,396
4.256% due 12/19/2036 •		441	360
IndyMac INDX Mortgage Loan Trust
4.326% due 07/25/2035 •		1	1
4.486% due 07/25/2045 •		25	19
JP Morgan Chase Commercial Mortgage Securities Trust 4.848% due 02/15/2035 •		658	653
JP Morgan Mortgage Trust 5.419% due 04/25/2037 ~		30	22
Lehman XS Trust
4.206% due 12/25/2036 •		507	509
4.346% due 08/25/2037 •		349	346
Luminent Mortgage Trust 4.467% due 04/25/2036 ~		2,433	1,591
MASTR Adjustable Rate Mortgages Trust
4.056% due 04/25/2046 •		2	2
4.896% due 10/25/2033 ~		283	251
Merrill Lynch Alternative Note Asset Trust 4.246% due 03/25/2037 •		3,752	881
Merrill Lynch Mortgage Investors Trust
4.346% due 11/25/2035 •		56	54

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

5.840% due 05/25/2033 ~	18	18
Merrill Lynch Mortgage-Backed Securities Trust 4.030% due 04/25/2037 ~	6	5
MFA Trust
4.400% due 03/25/2068 þ	959	953
6.775% due 10/25/2058 þ	837	845
New Residential Mortgage Loan Trust
3.500% due 10/25/2059 ~	268	254
6.864% due 10/25/2063 þ	1,670	1,690
OBX Trust
5.949% due 02/25/2063 þ	888	889
6.113% due 03/25/2063 þ	603	604
6.567% due 06/25/2063 þ	605	608
7.045% due 09/25/2063 þ	1,631	1,649
PHH Alternative Mortgage Trust 4.166% due 02/25/2037 •	1,071	790
PRPM LLC 4.000% due 06/25/2053 þ	1,235	1,227
RALI Trust 4.186% due 01/25/2037 •	1,048	936
Sequoia Mortgage Trust
4.597% due 01/20/2047 ~	3	2
4.978% due 03/20/2035 •	1	1
Structured Adjustable Rate Mortgage Loan Trust 3.906% due 11/25/2035 ~	293	274
Structured Asset Mortgage Investments II Trust 4.546% due 02/19/2035 •	13	13
Thornburg Mortgage Securities Trust 5.413% due 06/25/2047 •	4	4
Verus Securitization Trust
4.260% due 02/25/2067 þ	982	947
6.193% due 03/25/2068 þ	772	772
6.476% due 06/25/2068 þ	583	585
7.070% due 10/25/2068 þ	1,048	1,062
WaMu Mortgage Pass-Through Certificates Trust
3.664% due 01/25/2037 ~	2	1
3.670% due 04/25/2037 ~	5	5
3.897% due 12/25/2046 •	107	98
4.271% due 12/25/2036 ~	2	2
4.839% due 07/25/2047 •	248	213
4.909% due 10/25/2046 •	2,788	2,481
Washington Mutual Mortgage Pass-Through Certificates Trust
4.779% due 02/25/2047 •	1,195	1,135
4.999% due 05/25/2046 •	2	2
Wells Fargo Alternative Loan Trust
6.250% due 07/25/2037	668	586
6.442% due 07/25/2037 ~	22	20

Total Non-Agency Mortgage-Backed Securities (Cost $48,381)		46,702

ASSET-BACKED SECURITIES 24.8%
AUTOMOBILE ABS OTHER 1.5%
Exeter Automobile Receivables Trust
4.480% due 04/16/2029	2,000	2,002
4.640% due 01/15/2030	1,600	1,607
GLS Auto Receivables Issuer Trust 5.080% due 01/16/2029	2,444	2,460

		6,069

AUTOMOBILE SEQUENTIAL 1.4%
Avis Budget Rental Car Funding AESOP LLC 5.900% due 08/21/2028	1,300	1,332
CPS Auto Receivables Trust 4.910% due 06/15/2028	432	433
Foursight Capital Automobile Receivables Trust 5.990% due 05/15/2028	180	180
GLS Auto Select Receivables Trust 5.960% due 10/16/2028	716	722
Hertz Vehicle Financing III LLC
5.440% due 01/25/2029	2,300	2,350
5.490% due 06/25/2027	300	301
Octane Receivables Trust 5.870% due 05/21/2029	1	1
Research-Driven Pagaya Motor Asset Trust 7.130% due 01/26/2032	157	157
Research-Driven Pagaya Motor Asset Trust V 5.320% due 09/25/2030	182	183

		5,659

CMBS OTHER 3.3%
BDS LLC 5.302% due 10/17/2042 •	2,200	2,199

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

LMNT CRE LLC 5.550% due 07/21/2043 •		1,600	1,603
LRECS LLC 5.500% due 08/19/2043 •		1,700	1,703
MF1 Ltd. 5.481% due 02/19/2037 •		2,900	2,902
Starwood Ltd. 5.784% due 11/15/2038 •		4,500	4,514

			12,921

HOME EQUITY OTHER 7.6%
ABFC Trust 4.581% due 03/25/2035 •		1,140	1,104
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 4.791% due 07/25/2035 •		2,619	2,600
Argent Securities Trust
3.956% due 09/25/2036 •		655	213
4.326% due 06/25/2036 •		1,982	543
Carrington Mortgage Loan Trust 4.106% due 02/25/2037 •		2,435	2,373
Citigroup Mortgage Loan Trust, Inc.
4.146% due 12/25/2036 •		2,827	1,066
4.166% due 09/25/2036 •		2,851	2,221
Countrywide Asset-Backed Certificates
4.246% due 02/25/2037 •		341	327
4.346% due 01/25/2046 •		3,682	3,523
Fremont Home Loan Trust 4.506% due 01/25/2036 •		231	225
GSAA Home Equity Trust 4.086% due 06/25/2036 •		560	104
GSAMP Trust 4.106% due 12/25/2046 •		1,537	822
Home Equity Mortgage Loan Asset-Backed Trust 4.266% due 04/25/2037 •		198	143
HSI Asset Securitization Corp. Trust 4.066% due 12/25/2036 •		7,655	1,872
JP Morgan Mortgage Acquisition Trust 4.146% due 07/25/2036 •		529	248
Long Beach Mortgage Loan Trust 4.821% due 04/25/2035 •		81	81
MASTR Asset-Backed Securities Trust
4.166% due 10/25/2036 •		2,403	1,160
4.326% due 03/25/2036 •		343	205
Morgan Stanley ABS Capital I, Inc. Trust
3.976% due 01/25/2037 •		1,996	924
3.976% due 02/25/2037 •		1,740	1,575
4.126% due 08/25/2036 •		3,379	1,705
Morgan Stanley Home Equity Loan Trust 4.016% due 04/25/2037 •		1,979	1,023
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 4.506% due 10/25/2036 •		1,368	247
NovaStar Mortgage Funding Trust 4.166% due 10/25/2036 •		1,850	858
Ownit Mortgage Loan Trust 4.746% due 10/25/2036 •		209	209
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 5.721% due 10/25/2034 •		1,131	1,005
Residential Asset Mortgage Products Trust 4.521% due 11/25/2035 •		697	693
Securitized Asset-Backed Receivables LLC Trust 4.566% due 10/25/2035 •		2,650	2,361
Soundview Home Loan Trust
3.926% due 06/25/2037 •		448	302
4.366% due 02/25/2037 •		1,170	313

			30,045

HOME EQUITY SEQUENTIAL 0.0%
Morgan Stanley Mortgage Loan Trust 4.566% due 04/25/2037 •		302	81

OTHER ABS 11.0%
ACHV ABS Trust 5.430% due 10/27/2031		499	504
Anchorage Credit Funding 1 Ltd. 3.900% due 07/28/2037		276	274
Anchorage Credit Funding 12 Ltd. 3.177% due 10/25/2038		300	294
Anchorage Credit Funding 13 Ltd. 2.875% due 07/27/2039		300	289
ARES European CLO XIV DAC 3.810% due 10/21/2034 •	EUR	900	1,060
Bayfront Iabs VII Pte. Ltd. 0.000% due 04/11/2048 «•		$1,000	1,000

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

Birch Grove CLO Ltd. 5.472% due 07/17/2037 •		2,800	2,812
Black Diamond CLO DAC 3.044% due 05/15/2032 •	EUR	657	773
Cairn CLO X DAC 2.789% due 10/15/2031 •		420	495
Carlyle Euro CLO DAC
2.709% due 01/15/2031 •		514	605
2.954% due 08/15/2032 •		1,372	1,615
Carlyle Global Market Strategies CLO Ltd. 4.974% due 07/20/2034 •		$2,500	2,501
College Avenue Student Loans LLC 5.774% due 05/25/2055 •		2,373	2,418
Contego CLO III BV 3.297% due 04/15/2038 •	EUR	700	823
Dryden Euro CLO 3.342% due 10/18/2039 •		600	706
Harvest CLO XVI DAC 3.336% due 10/15/2038 •		900	1,058
KKR CLO 16 Ltd. 4.988% due 10/20/2034 •		$1,000	1,000
MV Credit Euro CLO III DAC 3.364% due 02/15/2038 •	EUR	1,200	1,410
Nelnet Student Loan Trust
4.588% due 04/20/2062 •		$793	792
6.118% due 02/20/2041 •		139	142
6.640% due 02/20/2041		139	145
Northwoods Capital XII-B Ltd. 4.913% due 06/15/2031 •		407	408
OCP Euro CLO DAC 3.300% due 10/20/2039 •	EUR	500	588
Pagaya AI Debt Grantor Trust 5.331% due 01/15/2032		$1,200	1,204
Park Avenue Institutional Advisers CLO Ltd. 4.994% due 01/20/2034 •		900	901
PPM CLO 5 Ltd. 4.998% due 10/18/2034 •		1,500	1,500
Rockford Tower Europe CLO DAC 3.026% due 01/24/2035 •	EUR	2,200	2,589
SMB Private Education Loan Trust
1.070% due 01/15/2053		$1,132	1,040
1.340% due 03/17/2053		510	483
2.850% due 11/16/2054		634	600
4.595% due 01/15/2053 •		1,203	1,193
5.524% due 11/15/2052 •		309	313
SoFi Professional Loan Program LLC 2.540% due 05/15/2046		712	689
Symphony CLO XXV Ltd. 4.874% due 04/19/2034 •		1,800	1,800
Toro European CLO 6 DAC 2.945% due 01/12/2032 •	EUR	7,155	8,418
Trinitas CLO XVII Ltd. 5.034% due 10/20/2034 •		$800	800
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		63	63

			43,305

Total Asset-Backed Securities (Cost $105,255)			98,080

SOVEREIGN ISSUES 15.9%
Bonos de la Tesoreria de la Republica en pesos
5.000% due 10/01/2028	CLP	2,435,000	2,725
5.000% due 03/01/2035		70,000	76
5.800% due 10/01/2034		30,000	34
6.000% due 04/01/2033		80,000	92
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2026 (c)	BRL	49,200	8,685
Colombia Government International Bonds 8.375% due 11/07/2054		$900	957
Colombia TES
2.250% due 04/18/2029 (e)	COP	913,403	214
11.000% due 08/22/2029		17,823,600	4,461
11.750% due 01/24/2035		3,809,900	940
12.750% due 11/28/2040		4,037,700	1,048
13.250% due 02/09/2033		3,495,100	938
Eagle Funding Luxco SARL 5.500% due 08/17/2030		$2,200	2,244
Ecuador Government International Bonds 0.000% due 07/31/2030 (c)		600	514
Ivory Coast Government International Bonds 6.625% due 03/22/2048	EUR	700	746
Japan Government Thirty Year Bonds 2.400% due 03/20/2055	JPY	300,000	1,574
Mexico Bonos 8.500% due 03/01/2029	MXN	88,600	4,968

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

Mexico Government International Bonds 5.850% due 07/02/2032		$500	514
Peru Government Bonds 7.300% due 08/12/2033	PEN	7,500	2,546
Peru Government International Bonds
5.400% due 08/12/2034		9,100	2,702
6.150% due 08/12/2032		35,100	11,269
6.950% due 08/12/2031		1,121	371
Republic of Poland Government Bonds 4.750% due 07/25/2029	PLN	7,130	2,021
Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	67,190	3,469
7.000% due 02/28/2031		56,560	3,342
8.000% due 01/31/2030		15,400	951
8.250% due 03/31/2032		7,300	452
8.500% due 01/31/2037		9,600	576
8.875% due 02/28/2035		38,200	2,407
Romania Government International Bonds 6.750% due 07/11/2039	EUR	900	1,103
Turkiye Government Bonds
38.324% (BISTREFI + 0.000%) due 09/06/2028 ~	TRY	21,700	505
39.431% (BISTREFI + 0.000%) due 05/20/2026 ~		300	7
39.431% (BISTREFI + 0.000%) due 08/19/2026 ~		100	2
39.431% (BISTREFI + 0.000%) due 05/17/2028 ~		24,000	559

Total Sovereign Issues (Cost $58,615)			63,012

		SHARES
EXCHANGE-TRADED FUNDS 15.7%
iShares Core S&P 500 ETF		90,791	62,186

Total Exchange-Traded Funds (Cost $61,314)			62,186

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 14.9%
COMMERCIAL PAPER 2.5%
Alimentation Couche-Tard, Inc. 4.150% due 01/20/2026		$3,950	3,941
Bacardi-Martini BV 4.350% due 01/29/2026		1,800	1,794
Southern California Edison Co. 4.550% due 01/05/2026		4,000	3,998

			9,733

REPURCHASE AGREEMENTS (f) 11.2%			44,300

SOUTH AFRICA TREASURY BILLS 0.0%
7.505% due 06/17/2026 (c)(d)	ZAR	2,600	153

U.S. TREASURY BILLS 1.2%
3.721% due 01/13/2026 - 04/21/2026 (b)(c)(k)		$4,756	4,715

Total Short-Term Instruments (Cost $58,893)			58,901

Total Investments in Securities (Cost $763,681)			761,937

		SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		9,544	93

Total Short-Term Instruments (Cost $93)			93

Total Investments in Affiliates (Cost $93)			93

Total Investments 192.6% (Cost $763,774)			$762,030
Financial Derivative Instruments (h)(j) 1.8%(Cost or Premiums, net $18,000)			7,035

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

Other Assets and Liabilities, net (94.4)%	(373,339)

Net Assets 100.0%	$395,726

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	3.790%	01/02/2026	01/05/2026	$20,900	U.S. Treasury Notes 3.500% due 11/30/2030	$(21,316)	$20,900	$20,900
3.870	12/31/2025	01/02/2026	20,200	U.S. Treasury Notes 3.875% due 07/31/2030	(20,577)	20,200	20,204
SAL	3.870	12/31/2025	01/02/2026	3,200	U.S. Treasury Bills 0.000% due 11/27/2026	(3,266)	3,200	3,201

Total Repurchase Agreements	$(45,159)	$44,300	$44,305

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BPS	3.970%	12/30/2025	01/06/2026	$(12,676)	$(12,680)
DEU	3.950	12/29/2025	01/07/2026	(13,648)	(13,654)
SBI	3.970	12/11/2025	01/07/2026	(6,997)	(7,014)

Total Reverse Repurchase Agreements	$(33,348)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (13.5)%
Government National Mortgage Association, TBA	3.000%	02/01/2056	$12,900	$(11,540)	$(11,578)
Uniform Mortgage-Backed Security, TBA	2.000	01/01/2056	9,600	(7,793)	(7,762)
Uniform Mortgage-Backed Security, TBA	2.500	02/01/2056	12,900	(10,915)	(10,906)
Uniform Mortgage-Backed Security, TBA	3.500	02/01/2056	25,270	(23,284)	(23,285)

Total Short Sales (13.5)%	$(53,532)	$(53,531)

(g)	Securities with an aggregate market value of $34,280 have been pledged as collateral under the terms of master agreements as of December 31, 2025.
(1)	Includes accrued interest.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note March Futures	$111.000	02/20/2026	56	$56	$(29)	$(15)
Call - CBOT U.S. Treasury 10-Year Note March Futures	114.000	02/20/2026	56	56	(37)	(11)

Total Written Options	$(66)	$(26)

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

30-Day Federal Fund February Futures	02/2026	95	$38,163	$(14)	$0	$0
30-Day Federal Fund May Futures	05/2026	37	14,888	(28)	0	(2)
Australia Government 10-Year Bond March Futures	03/2026	65	4,749	8	5	0
California Carbon Allowance Vintage December Futures	12/2026	9	296	2	1	0
E-Mini S&P 500 Index March Futures	03/2026	94	32,395	(40)	0	(243)
Euro STOXX 50 March Futures	03/2026	121	8,306	108	88	0
Euro-Bund March Futures	03/2026	119	17,841	(247)	0	(32)
FTSE 100 Index March Futures	03/2026	18	2,412	26	23	(9)
Nikkei 225 Index March Futures	03/2026	30	4,835	15	24	0
U.S. Treasury 5-Year Note March Futures	03/2026	212	23,173	(20)	0	(25)
U.S. Treasury 10-Year Note March Futures	03/2026	107	12,031	(16)	0	(22)

$(206)	$141	$(333)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Adjusted Interest Rate S&P 500 Total Return January Futures	01/2026	37	$(12,400)	$(46)	$108	$0
Adjusted Interest Rate S&P 500 Total Return June Futures	06/2026	42	(14,118)	(152)	121	0
Adjusted Interest Rate S&P 500 Total Return March Futures	03/2026	84	(28,187)	(322)	246	0
Euro-Oat March Futures	03/2026	133	(18,848)	175	45	0
Japan Government 10-Year Bond March Futures	03/2026	18	(15,216)	102	33	(43)
U.S. Treasury Long-Term Bond March Futures	03/2026	4	(462)	2	1	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	80	(9,440)	20	30	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	59	(6,786)	9	11	0

$(212)	$595	$(43)

Total Futures Contracts	$(418)	$736	$(376)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

British Telecommunications PLC	1.000%	Quarterly	06/20/2028	0.223%	EUR	300	$0	$7	$7	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-44 5-Year Index	(1.000)%	Quarterly	06/20/2030	$12,170	$(272)	$(4)	$(276)	$0	$0
CDX.IG-45 5-Year Index	(1.000)	Quarterly	12/20/2030	34,940	(768)	(34)	(802)	0	(1)

$(1,040)	$(38)	$(1,078)	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-43 5-Year Index	5.000%	Quarterly	12/20/2029	$900	$67	$3	$70	$0	$0
CDX.HY-45 5-Year Index	5.000	Quarterly	12/20/2030	5,000	380	8	388	0	(2)

$447	$11	$458	$0	$(2)

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	32,800	$(171)	$353	$182	$37	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		200	(1)	10	9	0	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		100	0	2	2	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035		200	(1)	0	(1)	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		4,000	(117)	127	10	6	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		2,010	95	(118)	(23)	0	(5)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.500	Annual	12/17/2055	JPY	550,000	(6)	(236)	(242)	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		$31,010	(62)	51	(11)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.982	Annual	09/30/2026		28,300	0	89	89	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/17/2027		41,230	147	(8)	139	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028		36,000	200	(470)	(270)	26	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		21,800	278	(127)	151	16	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.150	Annual	08/25/2028		33,200	(46)	(4)	(50)	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		3,500	(3)	(37)	(40)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.842	Annual	02/28/2029		33,100	0	356	356	0	(34)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		5,150	49	(99)	(50)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		700	(1)	(8)	(9)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		16,300	409	(12)	397	25	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		4,790	(67)	8	(59)	8	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		43,650	756	(183)	573	0	(71)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		18,750	184	(215)	(31)	31	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		6,600	19	(98)	(79)	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032		2,490	(26)	4	(22)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032		13,400	(304)	183	(121)	27	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		50,000	3,224	(802)	2,422	103	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		200	2	(2)	0	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	10/11/2034		500	(2)	(9)	(11)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.375	Annual	10/15/2034		400	(1)	(10)	(11)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.385	Annual	10/17/2034		400	(1)	(10)	(11)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.395	Annual	10/17/2034		100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.400	Annual	10/17/2034		200	(1)	(4)	(5)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.446	Annual	10/23/2034		300	(1)	(5)	(6)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.463	Annual	10/23/2034		400	(1)	(7)	(8)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.481	Annual	10/29/2034		400	(1)	(7)	(8)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.465	Annual	10/30/2034		600	(2)	(10)	(12)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.485	Annual	10/30/2034		500	(2)	(7)	(9)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.495	Annual	10/30/2034		500	(1)	(8)	(9)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.455	Annual	11/01/2034		500	(2)	(8)	(10)	0	(1)

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	11/01/2034	500	(2)	(8)	(10)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.435	Annual	11/05/2034	500	(2)	(9)	(11)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/06/2034	300	(1)	(4)	(5)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.535	Annual	11/06/2034	1,000	(3)	(12)	(15)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034	500	(2)	7	5	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034	200	(1)	3	2	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034	500	(2)	5	3	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034	200	(1)	3	2	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.865	Annual	11/20/2034	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	23,500	(147)	122	(25)	55	0
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034	100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035	300	(1)	4	3	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035	300	(1)	2	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035	100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035	300	(1)	3	2	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035	400	(1)	4	3	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035	200	(1)	3	2	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035	500	(1)	4	3	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035	500	(1)	10	9	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035	200	(1)	6	5	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035	200	(1)	6	5	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035	300	(1)	9	8	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035	100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035	150	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035	300	(1)	(2)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035	100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035	400	(1)	(2)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035	200	(1)	(1)	(2)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035	400	(1)	(3)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035	500	(1)	(7)	(8)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035	500	(1)	(5)	(6)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035	400	(1)	(2)	(3)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035	600	(3)	1	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035	48,310	91	73	164	115	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035	25,290	144	(248)	(104)	0	(62)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049	5,100	78	320	398	16	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051	13,200	2,578	4,144	6,722	31	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	900	209	158	367	2	0
Pay	1-Day USD-SOFR Compounded-OIS	4.046	Annual	11/15/2052	3,250	0	(70)	(70)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	4.054	Annual	11/15/2052	3,390	0	(69)	(69)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053	3,060	167	581	748	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054	8,130	84	848	932	26	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055	14,210	(1,218)	(421)	(1,639)	0	(45)

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		3,180	79	151	230	10	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.110	Annual	08/25/2057		200	0	(4)	(4)	0	(1)
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	1,900	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		21,600	0	(18)	(18)	0	(4)
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		3,700	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	12.975	Maturity	01/02/2029		28,100	0	(17)	(17)	0	0
Pay	1-Year BRL-CDI	13.245	Maturity	01/02/2029		35,700	0	(7)	(7)	0	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		13,600	0	(13)	(13)	0	(5)
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		1,100	0	(1)	(1)	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.590	Quarterly	08/22/2029	COP	6,888,100	0	121	121	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	8.933	Quarterly	08/22/2029		6,934,100	0	103	103	0	(2)
Receive	3-Month PLN-WIBOR	4.136	Annual	07/25/2029	PLN	1,900	(3)	(5)	(8)	0	(1)
Receive	3-Month PLN-WIBOR	4.930	Annual	07/25/2029		5,700	0	(68)	(68)	0	(1)
Receive(6)	3-Month PLN-WIBOR	4.723	Annual	12/01/2035		1,700	0	(1)	(1)	0	0
Receive(6)	3-Month PLN-WIBOR	4.685	Annual	12/02/2035		300	0	0	0	0	0
Receive(6)	3-Month PLN-WIBOR	4.730	Annual	12/31/2035		200	0	0	0	0	0
Receive	3-Month ZAR-JIBAR	7.205	Quarterly	02/28/2031	ZAR	40,020	(20)	(40)	(60)	0	(2)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	15,400	(66)	(7)	(73)	0	(10)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		3,000	55	(95)	(40)	0	(4)
Receive	6-Month CLP-CHILIBOR	4.568	Semi-Annual	10/01/2028	CLP	1,622,400	0	(1)	(1)	0	(1)
Receive	6-Month CLP-CHILIBOR	4.580	Semi-Annual	10/01/2028		704,800	0	(1)	(1)	0	0
Pay	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	600	0	(1)	(1)	0	0
Pay(6)	6-Month CZK-PRIBOR	4.523	Annual	12/01/2035		9,360	0	1	1	1	0
Pay(6)	6-Month CZK-PRIBOR	4.485	Annual	12/02/2035		1,700	0	0	0	0	0
Pay(6)	6-Month CZK-PRIBOR	4.530	Annual	12/31/2035		1,100	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030	EUR	400	(1)	0	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		300	(1)	(2)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.350	Annual	04/29/2030		200	0	(1)	(1)	0	0
Pay(6)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		240	1	(2)	(1)	0	0
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		80	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		200	(1)	(5)	(6)	0	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		200	(1)	(7)	(8)	0	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		100	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		200	(1)	(5)	(6)	0	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		200	(1)	(4)	(5)	0	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		300	(1)	(2)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		200	(1)	0	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.680	Annual	08/07/2034		100	0	1	1	0	0
Receive	6-Month EUR-EURIBOR	2.580	Annual	08/29/2034		300	(1)	8	7	1	0
Receive	6-Month EUR-EURIBOR	2.390	Annual	10/01/2034		300	(1)	14	13	1	0
Pay	6-Month EUR-EURIBOR	2.380	Annual	12/31/2034		200	(1)	(8)	(9)	0	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		200	0	(9)	(9)	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		200	(1)	7	6	0	0
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		100	0	(3)	(3)	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		200	(1)	(4)	(5)	0	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		200	(1)	(1)	(2)	0	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		200	(1)	(3)	(4)	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		200	(1)	(4)	(5)	0	0
Receive	6-Month EUR-EURIBOR	2.510	Annual	04/09/2035		200	(1)	5	4	0	0

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

Receive	6-Month EUR-EURIBOR	2.520	Annual	04/09/2035	200	(1)	5	4	0	0
Receive	6-Month EUR-EURIBOR	2.550	Annual	04/16/2035	200	(1)	4	3	0	0
Receive	6-Month EUR-EURIBOR	2.530	Annual	04/23/2035	200	(1)	5	4	0	0
Receive	6-Month EUR-EURIBOR	2.450	Annual	05/05/2035	200	(1)	7	6	0	0
Receive	28-Day MXN-TIIE	7.000	Lunar	03/01/2029	MXN	20,200	0	15	15	0	(1)
Receive	28-Day MXN-TIIE	7.011	Lunar	03/01/2029	34,000	0	24	24	0	(1)
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029	32,600	(66)	(15)	(81)	0	(1)
Receive	28-Day MXN-TIIE	9.430	Lunar	10/19/2034	10,700	0	(41)	(41)	0	(1)
Receive	28-Day MXN-TIIE	9.390	Lunar	11/03/2034	6,400	0	(24)	(24)	0	0
Pay	28-Day MXN-TIIE	8.270	Lunar	03/07/2035	19,500	18	(8)	10	2	0
Receive	CPURNSA	2.597	Maturity	09/28/2032	$7,900	1	(28)	(27)	15	0
Receive	CPURNSA	2.466	Maturity	06/17/2035	16,600	0	(46)	(46)	27	0

$6,472	$4,088	$10,560	$626	$(358)

Total Swap Agreements	$5,879	$4,068	$9,947	$626	$(361)

(i)

Securities with an aggregate market value of $4,076 and cash of $13,112 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	01/2026	$531	JPY	82,473	$0	$(4)
BOA	01/2026	COP	503,649	$132	0	0
01/2026	INR	5,437	60	0	0
01/2026	JPY	426,100	2,757	35	0
01/2026	KRW	170,716	117	0	(1)
01/2026	PHP	3,537	60	0	0
01/2026	PLN	8,218	2,227	0	(62)
01/2026	THB	7,460	230	0	(7)
01/2026	TWD	1,304	43	1	0
01/2026	$380	CAD	522	1	0
01/2026	299	COP	1,128,300	0	(3)
01/2026	183	KRW	267,629	3	0
01/2026	688	PLN	2,516	13	0
01/2026	50	TWD	1,586	0	0
01/2026	179	ZAR	2,992	1	0
02/2026	COP	194,708	$51	0	0
02/2026	ILS	816	256	0	0
03/2026	COP	869,176	226	2	0
03/2026	PEN	14,972	4,441	0	(1)
03/2026	$226	MXN	4,109	1	0
03/2026	150	PEN	506	0	0
04/2026	68	MXN	1,249	1	0
BPS	01/2026	AUD	3,394	$2,206	0	(59)
01/2026	CHF	87	110	1	0
01/2026	CNH	28,804	4,087	0	(46)
01/2026	ILS	2,062	637	0	(11)
01/2026	INR	44,256	491	0	(1)
01/2026	JPY	88,700	574	7	0
01/2026	KRW	132,656	90	0	(2)
01/2026	NZD	2,027	1,152	0	(16)
01/2026	PHP	16,041	272	0	0
01/2026	PLN	1,152	316	0	(5)
01/2026	THB	25,057	791	0	(5)
01/2026	TWD	9,808	318	6	0

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

	01/2026		$452	CAD	619	0	(1)
	01/2026		70	CLP	63,517	1	0
	01/2026		1,038	CNH	7,268	5	0
	01/2026		305	COP	1,156,730	0	(2)
	01/2026		290	IDR	4,846,976	0	0
	01/2026		110	INR	9,937	0	0
	01/2026		775	PLN	2,813	9	0
	01/2026		3,058	TWD	95,161	3	(31)
	01/2026		438	ZAR	7,303	2	0
	01/2026	ZAR	3,025		$181	0	(2)
	02/2026	COP	130,858		34	0	0
	02/2026		$245	INR	22,080	0	0
	02/2026		616	TWD	19,335	0	(1)
	03/2026	CZK	1,192		$57	0	(1)
	03/2026	TWD	14,151		456	6	0
	04/2026	BRL	2,300		402	0	(9)
BRC	01/2026	EUR	314		364	0	(5)
	01/2026	IDR	333,620		20	0	0
	01/2026	ILS	98		31	0	0
	01/2026	MYR	24,738		6,026	0	(78)
	01/2026	PHP	5,910		100	0	0
	01/2026	THB	942		30	0	0
	01/2026	TRY	4,718		105	0	(5)
	01/2026		$1,793	DKK	11,557	26	0
	01/2026		101	MYR	412	1	0
	01/2026		109	PLN	396	2	0
	01/2026	ZAR	23,765		$1,372	0	(61)
	02/2026	ILS	350		109	0	(1)
	02/2026	TRY	3,623		80	0	(2)
	02/2026		$19	TRY	855	0	0
	03/2026		645	MXN	11,949	14	0
	03/2026		1,917	TRY	87,632	24	0
BSH	01/2026	BRL	3,102		$564	0	(2)
	01/2026	JPY	1,119,161		7,190	40	0
	01/2026	PEN	1,225		364	0	(1)
	01/2026		$559	BRL	3,102	7	0
	01/2026		1,472	CLP	1,382,906	65	0
	01/2026		345	PEN	1,225	19	0
	02/2026	BRL	3,125		$559	0	(7)
	02/2026	COP	130,858		34	0	0
	02/2026	PEN	3,396		971	0	(38)
	02/2026		$152	COP	589,854	2	0
	03/2026	PEN	712		$210	0	(1)
	04/2026	BRL	4,500		793	1	(13)
	05/2026	PEN	3,969		1,164	0	(11)
	06/2026		$364	PEN	1,233	1	0
CBK	01/2026	BRL	822		$150	1	(1)
	01/2026	CAD	439		315	0	(6)
	01/2026	COP	2,570,055		677	4	(1)
	01/2026	EUR	1,200		1,391	0	(20)
	01/2026	IDR	1,671,900		100	0	0
	01/2026	ILS	161		50	0	(1)
	01/2026	KRW	19,248		13	0	0
	01/2026	NZD	316		182	0	0
	01/2026	PLN	254		70	0	0
	01/2026	THB	71		2	0	0
	01/2026	TWD	22,262		731	22	0
	01/2026		$565	AUD	849	1	0
	01/2026		149	BRL	822	1	0
	01/2026		220	CLP	201,334	4	0
	01/2026		675	CNH	4,715	1	0
	01/2026		135	COP	508,996	0	0
	01/2026		204	DKK	1,305	2	0
	01/2026		952	EUR	813	4	0
	01/2026		940	GBP	711	18	0
	01/2026		150	IDR	2,501,343	0	0
	01/2026		60	ILS	193	0	0
	01/2026		6,819	INR	609,127	6	(64)
	01/2026		243	KRW	356,902	4	0
	01/2026		470	PEN	1,586	1	0
	01/2026		70	PLN	253	0	0
	01/2026		305	SEK	2,875	7	0
	01/2026		0	THB	10	0	0
	01/2026		303	TWD	9,525	0	0
	01/2026	ZAR	2,662		$155	0	(6)
	02/2026	COP	1,536,237		398	2	(3)
	02/2026	ILS	641		202	0	0
	02/2026	PEN	16,898		4,982	0	(37)
	02/2026		$487	KRW	702,433	0	0
	02/2026		16	TWD	486	0	0
	03/2026	CLP	1,033,476		$1,109	0	(40)
	03/2026	COP	910,331		240	4	0
	03/2026	PEN	5,804		1,690	0	(32)
	03/2026	TWD	15,380		494	5	0
	03/2026		$320	PEN	1,080	0	0
	03/2026		462	TWD	14,469	0	(2)

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

	04/2026	COP	402,960		$105	2	0
	08/2026		$268	ZAR	4,773	15	0
	11/2026	PEN	2,799		$818	0	(3)
CIB	01/2026		$150	PEN	504	0	0
DUB	01/2026	ILS	585		$182	0	(2)
	01/2026	INR	16,389		181	0	(1)
	01/2026		$50	COP	189,422	0	(1)
	01/2026		307	ILS	980	1	0
	01/2026		1,824	INR	162,500	0	(21)
	01/2026		1,757	KRW	2,575,466	29	0
	01/2026		119	TWD	3,733	0	(1)
	01/2026		180	ZAR	3,019	3	0
	01/2026	ZAR	33,435		$1,919	0	(97)
	02/2026	ILS	980		307	0	0
	02/2026		$613	HUF	201,907	2	0
	02/2026		21	TWD	656	0	0
	03/2026	PEN	923		$274	0	0
FAR	01/2026	AUD	7,128		4,631	0	(127)
	01/2026	CHF	130		162	0	(2)
	01/2026	CNH	14,357		2,040	0	(20)
	01/2026	GBP	20,763		27,266	0	(721)
	01/2026	MXN	24,413		1,316	0	(36)
	01/2026	MYR	41		10	0	0
	01/2026	NZD	1,255		719	0	(4)
	01/2026		$163	ILS	521	1	0
	01/2026		991	PLN	3,626	19	0
	01/2026		247	ZAR	4,136	3	0
	01/2026	ZAR	29,367		$1,708	0	(63)
	02/2026	ILS	521		163	0	(1)
	02/2026	PEN	5,972		1,706	0	(68)
GLM	01/2026	BRL	1,406		256	0	(1)
	01/2026	CHF	18,871		23,538	0	(307)
	01/2026	COP	106,437		28	0	0
	01/2026	ILS	140		43	0	(1)
	01/2026	KRW	146,951		100	0	(2)
	01/2026	MYR	3,392		830	0	(7)
	01/2026		$259	BRL	1,406	0	(2)
	01/2026		710	CAD	979	3	0
	01/2026		714	CNH	5,028	8	0
	01/2026		201	IDR	3,356,313	0	0
	01/2026		662	PLN	2,417	12	0
	01/2026		1,174	QAR	4,279	1	0
	01/2026		408	THB	12,984	5	0
	01/2026		161	TWD	5,052	0	0
	01/2026	ZAR	21,837		$1,267	0	(50)
	02/2026	COP	169,430		44	0	0
	02/2026	MXN	5,208		277	0	(11)
	02/2026		$270	BRL	1,489	0	(1)
	02/2026		366	MXN	6,785	9	0
	02/2026		70	TRY	3,178	2	0
	03/2026	BRL	30,638		$5,529	11	0
	03/2026	COP	65,855		17	0	0
	03/2026		$231	BRL	1,277	0	(2)
	03/2026		146	COP	563,328	0	0
	03/2026		282	MXN	5,225	7	0
	04/2026	BRL	15,800		$2,742	4	(87)
	04/2026		$684	MXN	12,595	9	0
IND	01/2026	NOK	30,615		$3,012	0	(26)
JPM	01/2026	BRL	3,701		688	13	0
	01/2026	CNH	59,767		8,486	0	(90)
	01/2026	HKD	61,139		7,867	6	0
	01/2026	ILS	2,847		872	0	(22)
	01/2026	INR	37,129		417	5	0
	01/2026	KRW	7,569,679		5,271	25	(3)
	01/2026	NZD	156		90	1	0
	01/2026	PLN	4,879		1,323	0	(36)
	01/2026		$673	BRL	3,701	3	0
	01/2026		610	CNH	4,285	5	0
	01/2026		4,829	CNY	33,998	20	0
	01/2026		581	INR	51,746	0	(7)
	01/2026		447	KRW	657,716	9	0
	01/2026		764	PLN	2,816	20	0
	01/2026		1,378	TWD	42,826	0	(15)
	01/2026	ZAR	8,004		$466	0	(16)
	02/2026	COP	65,514		17	0	0
	02/2026		$5,086	KRW	7,288,120	0	(32)
	02/2026		637	MXN	11,818	16	0
	03/2026	COP	65,941		$17	0	0
	03/2026		$413	MXN	7,573	5	0
	04/2026	BRL	26,600		$4,503	0	(252)
	04/2026		$216	MXN	3,988	3	0
	06/2026	ZAR	2,600		$147	0	(8)
MBC	01/2026	CAD	13,953		9,914	0	(258)
	01/2026	CHF	1,722		2,156	0	(20)
	01/2026	EUR	1,076		1,263	0	(2)
	01/2026	JPY	1,088,887		7,007	50	0

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

01/2026	KRW	10,118	7	0	0
01/2026	NOK	605	60	0	0
01/2026	SGD	11,410	8,794	0	(88)
01/2026	THB	374,846	11,573	0	(336)
01/2026	$563	CAD	778	5	0
01/2026	508	CHF	403	1	0
01/2026	79	INR	7,143	0	0
01/2026	491	JPY	76,300	0	(3)
01/2026	126	PLN	465	3	0
01/2026	1,859	SEK	17,714	66	0
01/2026	78	TWD	2,447	0	0
01/2026	90	ZAR	1,512	1	0
02/2026	168	MXN	3,113	4	0
03/2026	172	3,170	3	0
04/2026	192	3,540	3	0
MYI	01/2026	300	CAD	417	4	0
01/2026	246	INR	22,250	1	0
01/2026	3	JPY	456	0	0
01/2026	293	KRW	429,038	4	0
01/2026	120	PHP	7,039	0	(1)
01/2026	102	THB	3,220	0	0
01/2026	50	TWD	1,558	0	0
02/2026	ILS	1,256	$390	0	(4)
04/2026	$63	MXN	1,148	0	0
NGF	01/2026	2,259	KRW	3,307,436	35	0
03/2026	20	TRY	917	0	0
RBC	01/2026	197	KRW	289,089	3	0
SCX	01/2026	CNH	28,627	$4,063	0	(45)
01/2026	INR	2,729	30	0	0
01/2026	JPY	888,759	5,714	36	0
01/2026	TWD	1,414	46	1	0
01/2026	$482	IDR	8,062,195	1	0
01/2026	756	INR	67,841	0	(3)
SOG	01/2026	EUR	34,144	$39,531	0	(613)
01/2026	JPY	3,247,650	20,765	17	0
01/2026	$299	SEK	2,828	8	0
01/2026	150	TWD	4,700	0	0
02/2026	168	MXN	3,115	4	0
03/2026	CLP	3,955,648	$4,081	0	(316)
03/2026	MXN	50,375	2,688	0	(90)
03/2026	PEN	13	4	0	0
03/2026	$2,010	MXN	37,647	66	0
UAG	01/2026	CHF	512	$640	0	(7)
01/2026	COP	6,125,329	1,558	0	(49)
01/2026	PLN	878	241	0	(4)
01/2026	$80	CAD	110	0	0
01/2026	711	PLN	2,578	7	0
01/2026	ZAR	32,751	$1,883	0	(92)
02/2026	$158	MXN	2,938	4	0
03/2026	CLP	1,105,856	$1,189	0	(41)
03/2026	COP	7,610,165	1,937	0	(35)

Total Forward Foreign Currency Contracts	$991	$(4,861)

PURCHASED OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GST	Put - OTC CDX.IG-45 5-Year Index	Buy	0.650%	05/20/2026	64,900	$128	$97

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	7,800	$11	$5
Call - OTC USD versus HKD	7.800	08/24/2026	11,300	16	6
Put - OTC USD versus KRW	KRW	1,419.000	02/12/2026	910	6	5
Put - OTC USD versus ZAR	ZAR	18.000	08/19/2026	2,210	97	178
BRC	Put - OTC USD versus KRW	KRW	1,423.000	02/12/2026	300	2	2
GLM	Put - OTC USD versus BRL	BRL	5.390	02/04/2026	1,310	19	7
Call - OTC USD versus HKD	HKD	7.800	08/14/2026	2,100	3	1
MBC	Call - OTC USD versus HKD	7.800	08/14/2026	3,900	5	2
Call - OTC USD versus HKD	7.800	08/24/2026	4,300	6	3

$165	$209

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.093%	01/04/2027	45,600	$32	$20

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

	Call - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.230	03/30/2026	4,700	36	13
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.317	03/02/2026	5,300	31	9
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.194	03/04/2026	1,200	4	1
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.758	03/30/2026	2,300	18	11
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.146	04/15/2026	2,800	22	5
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.972	08/04/2026	500	4	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.222	08/04/2026	300	4	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.965	08/05/2026	500	4	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.215	08/05/2026	300	4	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.067	08/12/2026	500	4	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.317	08/12/2026	300	4	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.075	08/14/2026	500	4	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.325	08/14/2026	300	4	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.427	08/06/2035	1,400	123	98
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.427	08/06/2035	1,400	123	122
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.656	08/20/2035	1,400	121	108
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.656	08/20/2035	1,400	121	114
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	2,100	181	164
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	2,100	181	168
BRC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	4,000	323	228
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	5,200	420	395
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.163	08/23/2027	304,200	1,528	1,065
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.163	08/23/2027	304,200	1,528	1,491
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.189	01/02/2026	3,900	17	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.442	03/24/2026	5,900	29	25
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/20/2035	5,900	511	448
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/21/2035	4,800	415	365
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.751	10/14/2026	39,400	35	25
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.407	03/18/2026	7,600	38	27
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	3,600	317	259
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	3,600	317	308
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	11,700	944	667
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	15,300	1,235	1,162
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	02/18/2026	13,100	27	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.989	08/06/2026	700	6	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.239	08/06/2026	400	5	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.995	08/07/2026	500	4	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.245	08/07/2026	300	4	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.038	08/11/2026	600	5	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.288	08/11/2026	300	4	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	5,900	520	425
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	5,900	520	505
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.857	10/07/2026	48,600	38	22

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.141	12/30/2026	49,700	37	19
Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.082	01/04/2027	49,800	37	23
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.421	03/30/2026	5,700	29	24
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.255	08/03/2026	6,400	83	27
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.505	08/03/2026	5,700	113	47
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.255	08/03/2026	5,700	84	41
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.048	08/10/2026	500	4	1
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.298	08/10/2026	300	4	2
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	08/07/2035	1,400	123	101
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	08/07/2035	1,400	123	120
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.520	08/13/2035	2,900	255	212
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.520	08/13/2035	2,900	255	246

$10,962	$9,131

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2056	$97.375	02/05/2026	$3,200	$4	$1
Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2056	98.906	02/05/2026	12,000	8	0
Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2056	98.922	02/05/2026	11,500	8	0

$20	$1

Total Purchased Options	$11,275	$9,438

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Call - OTC CDX.IG-45 5-Year Index	Buy	0.525%	01/21/2026	9,300	$(11)	$(12)
Call - OTC CDX.IG-45 5-Year Index	Buy	0.550	01/21/2026	27,120	(49)	(60)
Call - OTC CDX.IG-45 5-Year Index	Buy	0.575	01/21/2026	4,400	(10)	(15)
Call - OTC CDX.IG-45 5-Year Index	Buy	0.525	02/18/2026	25,500	(38)	(38)
Put - OTC CDX.IG-45 5-Year Index	Sell	0.525	02/18/2026	5,900	(9)	(6)
Call - OTC CDX.IG-45 5-Year Index	Buy	0.500	05/20/2026	14,600	(19)	(18)
Call - OTC CDX.IG-45 5-Year Index	Buy	0.525	05/20/2026	58,600	(109)	(109)
RBC	Call - OTC CDX.IG-45 5-Year Index	Buy	0.525	02/18/2026	1,000	(2)	(2)

$(247)	$(260)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	7,800	$(4)	$(3)
Call - OTC USD versus HKD	7.850	08/24/2026	11,300	(5)	(4)
Put - OTC USD versus KRW	KRW	1,383.000	02/12/2026	910	(2)	(1)
Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	4,410	(93)	(167)
BRC	Put - OTC USD versus KRW	KRW	1,385.000	02/12/2026	300	(1)	(1)
GLM	Put - OTC USD versus BRL	BRL	5.160	02/04/2026	1,310	(4)	0
Call - OTC USD versus BRL	5.680	02/04/2026	1,310	(16)	(10)
Call - OTC USD versus HKD	HKD	7.850	08/14/2026	2,100	(1)	(1)
MBC	Call - OTC USD versus HKD	7.850	08/14/2026	3,900	(2)	(1)
Call - OTC USD versus HKD	7.850	08/24/2026	4,300	(2)	(1)

$(130)	$(189)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.617%	03/02/2026	5,800	$(31)	$(37)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.646	04/15/2026	3,400	(26)	(29)

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.622	01/29/2026	500	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.882	01/29/2026	500	(1)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.066	02/05/2026	2,200	(4)	(2)
DUB	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.689	01/02/2026	4,400	(17)	0
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.742	03/24/2026	6,200	(29)	(30)
FAR	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.707	03/18/2026	7,900	(38)	(41)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.580	01/05/2026	700	(2)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.860	01/05/2026	700	(2)	0
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.578	01/12/2026	400	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.878	01/12/2026	400	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.648	01/15/2026	500	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.928	01/15/2026	500	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.180	02/05/2026	6,200	(6)	(2)
MYC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.721	03/30/2026	6,100	(29)	(34)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.625	01/08/2026	600	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.925	01/08/2026	600	(2)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.639	01/12/2026	500	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.919	01/12/2026	500	(1)	0
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.639	01/12/2026	500	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.919	01/12/2026	500	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.186	02/05/2026	6,500	(6)	(2)

$(203)	$(181)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2056	$97.375	01/07/2026	$1,600	$(4)	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 03/01/2056	102.133	03/05/2026	4,600	(12)	(4)
Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 03/01/2056	102.141	03/05/2026	6,900	(18)	(5)

$(34)	$(9)

Total Written Options	$(614)	$(639)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Soft Bank Group,Inc.	1.000%	Quarterly	06/20/2026	1.706%	$100	$(1)	$1	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$1,882	$(518)	$370	$0	$(148)
iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	EUR	1,540	346	17	363	0
BPS	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	3,220	742	17	759	0
BRC	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	$3,307	(932)	673	0	(259)
CBK	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	EUR	2,311	526	19	545	0
JPM	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	5,110	1,182	22	1,204	0

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

MYC	iTraxx Crossover 44 5-Year 35-100% Index			5.000	Quarterly	12/20/2030	780	181	3	184	0

								$1,527	$1,121	$3,055	$(407)

TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	S&P 500 Total Return Index	5,453	4.375% (SOFR plus a specified spread)	Monthly	02/04/2026	$82,997	$0	$329	$329	$0
	Pay	S&P 500 Total Return Index	517	4.400% (SOFR plus a specified spread)	Monthly	03/11/2026	7,869	0	31	31	0
BRC	Receive	RALVEIEN Index	643,823	4.480% (SOFR plus a specified spread)	Monthly	10/07/2026	112,727	0	(434)	0	(434)
CBK	Pay	NDDUWXUS Index	10,309	4.080% (SOFR plus a specified spread)	Monthly	03/04/2026	111,996	0	389	389	0
	Receive	RALVEIIT Index	98,159	4.310% (SOFR plus a specified spread)	Monthly	04/01/2026	30,954	0	(121)	0	(121)
	Pay	NDDUWXUS index	18	3.900% (SOFR plus a specified spread)	Monthly	04/15/2026	196	0	1	1	0
	Receive	RALVEIIT Index	299,296	4.370% (SOFR less a specified spread)	Monthly	12/09/2026	94,383	0	(335)	0	(335)
CIB	Receive	RALVEIIT Index	325,920	4.200% (SOFR plus a specified spread)	Monthly	01/07/2026	102,779	0	(388)	0	(388)
JPM	Pay	S&P 500 Total Return Index	1,804	4.420% (FEDL01 plus a specified spread)	Monthly	02/04/2026	27,458	0	110	110	0
	Receive	RALVEIET Index	35,545	4.670% (SOFR plus a specified spread)	Monthly	04/15/2026	6,687	0	(27)	0	(27)
	Pay	NDDUWXUS index	618	3.990% (SOFR plus a specified spread)	Monthly	05/20/2026	6,714	0	23	23	0
	Receive	RALVEIIT Index	27,712	4.370% (SOFR less a specified spread)	Monthly	12/09/2026	8,739	0	(31)	0	(31)
MBC	Receive	RALVEIIT Index	30,359	4.680% (FEDL01 plus a specified spread)	Monthly	02/18/2026	7,257	0	(29)	0	(29)
MYI	Receive	RALVEIIT Index	21,560	4.580% (FEDL01 plus a specified spread)	Monthly	01/07/2026	5,154	0	(20)	0	(20)
	Receive	RALVEIIT Index	462,799	4.750% (FEDL01 plus a specified spread)	Monthly	02/04/2026	110,632	0	(452)	0	(452)
	Receive	RALVEIEN Index	519,740	3.890% (SOFR plus a specified spread)	Monthly	10/07/2026	114,587	0	(383)	0	(383)
UAG	Pay	NDUEEGF Index	77,853	3.830% (FEDL01 plus a specified spread)	Monthly	01/07/2026	59,676	0	196	196	0

								$0	$(1,141)	$1,079	$(2,220)

Total Swap Agreements								$1,526	$(19)	$4,134	$(2,627)

(k)

Securities with an aggregate market value of $8,054 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	December 31, 2025 (Unaudited)

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$14,350	$294	$14,644
Industrials	0	3,559	0	3,559
Utilities	0	945	0	945
U.S. Government Agencies	0	397,943	0	397,943
U.S. Treasury Obligations	0	15,965	0	15,965
Non-Agency Mortgage-Backed Securities	0	46,702	0	46,702
Asset-Backed Securities
Automobile ABS Other	0	6,069	0	6,069
Automobile Sequential	0	5,659	0	5,659
CMBS Other	0	12,921	0	12,921
Home Equity Other	0	30,045	0	30,045
Home Equity Sequential	0	81	0	81
Other ABS	0	42,305	1,000	43,305
Sovereign Issues	0	63,012	0	63,012
Exchange-Traded Funds	62,186	0	0	62,186
Short-Term Instruments
Commercial Paper	0	9,733	0	9,733
Repurchase Agreements	0	44,300	0	44,300
South Africa Treasury Bills	0	153	0	153
U.S. Treasury Bills	0	4,715	0	4,715

	$62,186	$698,457	$1,294	$761,937
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$93	$0	$0	$93

Total Investments	$62,279	$698,457	$1,294	$762,030

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(53,531)	$0	$(53,531)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	694	668	0	1,362
Over the counter	0	14,563	0	14,563

	$694	$15,231	$0	$15,925
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(327)	(436)	0	(763)
Over the counter	0	(7,720)	(407)	(8,127)

	$(327)	$(8,156)	$(407)	$(8,890)

Total Financial Derivative Instruments	$367	$7,075	$(407)	$7,035

Totals	$62,646	$652,001	$887	$715,534

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

Schedule of Investments PIMCO Real Return Fund	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 113.9% ¤
CORPORATE BONDS & NOTES 0.9%
BANKING & FINANCE 0.3%
Armor RE II Ltd. 12.110% (BRMMUSDF + 8.500%) due 01/07/2032 ~		$1,050	$1,110
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		63	61
Blue Ridge Re Ltd. 7.080% (FHMMUSTF + 3.500%) due 01/08/2029 ~		250	250
Credicorp Capital Sociedad Titulizadora SA 9.700% due 03/05/2045	PEN	4,500	1,419
Jyske Realkredit AS
0.500% due 10/01/2043	DKK	322	42
1.500% due 10/01/2053		97,574	11,962
2.500% due 10/01/2047		7	1
Luca RE Ltd. 10.910% (JMMMUSTF + 7.250%) due 07/22/2031 ~		$550	568
MMIFS Re Ltd. 5.208% (CAONINDX + 2.900%) due 01/10/2033 ~	CAD	250	183
Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053	DKK	19,289	2,192
2.000% due 10/01/2053		8,883	1,168
2.500% due 10/01/2047		3	1
Nykredit Realkredit AS
1.500% due 10/01/2053		2,489	262
2.500% due 10/01/2047		18	3
Polestar Re Ltd. 10.542% (T-BILL 3MO + 7.000%) due 01/08/2029 ~		$250	250
Realkredit Danmark AS
1.500% due 10/01/2053	DKK	17,894	2,266
2.500% due 04/01/2047		8	1
UBS Group AG
0.650% due 01/14/2028 •	EUR	600	692
1.000% due 06/24/2027 •		500	584
2.125% due 11/15/2029 •	GBP	100	127
2.875% due 04/02/2032 •	EUR	100	115
7.000% due 09/30/2027 •	GBP	300	413

			23,670

INDUSTRIALS 0.6%
Beignet Investor LLC 6.581% due 05/30/2049		$39,000	41,239
VMware LLC 3.900% due 08/21/2027		1,900	1,902

			43,141

Total Corporate Bonds & Notes (Cost $69,036)			66,811

U.S. GOVERNMENT AGENCIES 16.6%
Federal Home Loan Mortgage Corp.
4.000% due 03/01/2039 - 07/01/2049		21,810	21,092
4.500% due 07/01/2052 - 09/01/2052		1,320	1,296
6.181% due 10/01/2036 •		8	8
6.195% due 09/01/2036 •		7	7
6.320% due 01/01/2034 •		90	92
6.395% due 07/01/2036 •		22	22
6.487% due 01/01/2034 •		24	25
6.592% due 06/01/2033 •		23	24
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 2.920% due 01/25/2026		259	258
Federal Home Loan Mortgage Corp. REMICS
4.448% due 01/15/2047 •		2,014	1,974
4.498% due 06/15/2047 - 08/15/2057 •		7,690	7,486
4.814% due 11/25/2054 •		36,782	36,939
4.874% due 08/25/2055 •		2,421	2,436
4.974% due 10/25/2055 •		3,887	3,903
5.024% due 02/25/2055 - 08/25/2055 •		10,867	10,910
5.074% due 02/25/2055 - 08/25/2055 •		6,684	6,714
5.124% due 05/25/2055 •		1,564	1,576
5.174% due 09/25/2054 - 05/25/2055 •		26,284	26,436
7.000% due 10/15/2030		4	5

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2025 (Unaudited)

Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.106% due 08/25/2031 •	35	35
4.269% due 09/25/2031 •	64	64
5.229% due 02/25/2045 •	208	203
5.429% due 07/25/2044 •	40	39
Federal National Mortgage Association
4.000% due 08/01/2038 - 04/01/2050	4,513	4,361
4.500% due 09/01/2052 - 10/01/2052	2,015	1,977
4.855% due 12/01/2036 •	2	2
5.276% due 06/01/2043 •	5	6
5.277% due 09/01/2044 - 10/01/2044 •	195	197
5.340% due 11/01/2033 •	11	11
5.411% due 02/01/2034 •	3	3
5.525% due 02/01/2032 •	3	3
5.591% due 09/01/2034 •	2	2
5.640% due 04/01/2032 •	1	1
5.643% due 10/01/2033 •	2	2
6.043% due 04/01/2033 •	31	31
Federal National Mortgage Association REMICS
4.109% due 07/25/2037 •	78	76
4.177% due 03/25/2036 •	32	32
4.246% due 12/25/2036 •	25	25
4.339% due 07/25/2037 •	12	12
4.429% due 05/25/2036 •	16	16
4.434% due 02/25/2037 •	75	74
4.904% due 06/25/2055 •	35,138	35,388
4.974% due 10/25/2055 - 11/25/2055 •	12,774	12,820
5.024% due 03/25/2055 •	1,528	1,534
5.054% due 08/25/2055 •	4,649	4,667
5.074% due 10/25/2053 - 07/25/2055 •	8,333	8,379
5.124% due 10/25/2055 •	2,985	3,003
6.309% due 05/25/2035 ~	3	3
Federal National Mortgage Association REMICS Trust 6.500% due 06/25/2028	1	1
Federal National Mortgage Association Trust 4.339% due 05/25/2042 •	39	39
Government National Mortgage Association
3.500% due 03/20/2052 - 06/20/2055	214,909	196,822
4.750% due 12/20/2035 •	111	113
5.375% due 07/20/2035 •	4	4
Government National Mortgage Association REMICS
4.368% due 01/20/2072 •	261	260
4.574% due 02/20/2067 •	198	198
4.718% due 08/20/2072 •	238	239
4.814% due 08/20/2066 •	3	3
4.818% due 08/20/2072 - 07/20/2073 •	19,556	19,682
4.850% due 01/20/2060 •	1,104	1,110
4.864% due 08/20/2066 •	31	31
4.927% due 08/20/2068 •	8,182	8,239
5.018% due 05/20/2073 •	2,003	2,042
5.078% due 11/20/2072 •	4,381	4,465
5.114% due 08/20/2069 •	1,073	1,086
5.199% due 12/20/2068 •	488	489
5.268% due 07/20/2055 •	23,158	23,376
Government National Mortgage Association, TBA 3.500% due 02/01/2056	7,000	6,371
Uniform Mortgage-Backed Security, TBA
4.500% due 02/01/2056	515,300	502,644
5.500% due 02/01/2056	64,300	65,144
6.000% due 02/01/2056 - 03/01/2056	189,600	194,597
6.500% due 02/01/2056	63,600	66,113

Total U.S. Government Agencies (Cost $1,283,905)		1,287,237

U.S. TREASURY OBLIGATIONS 82.0%
U.S. Treasury Bonds
4.875% due 08/15/2045 (h)	787	795
U.S. Treasury Inflation Protected Securities (d)
0.125% due 02/15/2051	62,914	34,026
0.125% due 02/15/2052	57,196	30,298
0.250% due 02/15/2050	104,699	60,350
0.625% due 02/15/2043	81,033	60,379
0.750% due 02/15/2042	216,973	169,110
0.750% due 02/15/2045	168,277	122,839
0.875% due 02/15/2047	190,885	137,796
1.000% due 02/15/2046	189,040	142,693
1.000% due 02/15/2048	66,799	48,851
1.000% due 02/15/2049	45,883	33,045
1.375% due 02/15/2044	203,918	170,925
1.500% due 02/15/2053 (l)	13,802	10,773
1.750% due 01/15/2028	296,946	299,214
2.125% due 02/15/2040	74,810	74,129
2.125% due 02/15/2041	55,233	54,127
2.125% due 02/15/2054	63,762	57,353
2.375% due 01/15/2027 (j)	2,788	2,810
2.375% due 02/15/2055 (h)	80,486	76,433

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2025 (Unaudited)

2.500% due 01/15/2029 (j)	105,668	109,098
3.375% due 04/15/2032	14,308	15,801
3.625% due 04/15/2028	257,612	270,388
3.875% due 04/15/2029	283,424	305,396
0.125% due 07/15/2026 (j)	72,693	72,271
0.125% due 04/15/2027	68,039	66,820
0.125% due 01/15/2030	60,936	57,813
0.125% due 07/15/2030	153,766	145,157
0.125% due 01/15/2031	333,108	310,604
0.125% due 07/15/2031	249,020	230,803
0.125% due 01/15/2032	141,717	129,542
0.250% due 07/15/2029	194,543	187,489
0.375% due 01/15/2027 (l)	465	459
0.375% due 07/15/2027 (j)	55,958	55,318
0.500% due 01/15/2028 (j)	57,120	56,126
0.625% due 07/15/2032	386,512	362,736
0.750% due 07/15/2028	64,109	63,354
0.875% due 01/15/2029	82,107	80,858
1.125% due 10/15/2030	119,183	117,395
1.125% due 01/15/2033	173,036	166,089
1.250% due 04/15/2028	136,560	136,033
1.375% due 07/15/2033	327,634	319,473
1.625% due 10/15/2027 (j)	74,193	74,767
1.625% due 10/15/2029	50,187	50,693
1.625% due 04/15/2030	257,860	259,225
1.750% due 01/15/2034	66,839	66,485
1.875% due 07/15/2034	306,341	307,679
1.875% due 07/15/2035 (h)	285,344	284,669
2.125% due 04/15/2029	101,585	103,751
2.125% due 01/15/2035	325,927	331,795
2.375% due 10/15/2028 (j)(l)	28,383	29,234
U.S. Treasury Notes
4.250% due 08/15/2035 (h)	1,195	1,204

Total U.S. Treasury Obligations (Cost $6,879,049)		6,354,471

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.1%
Adjustable Rate Mortgage Trust
4.752% due 10/25/2035 ~	32	30
6.907% due 08/25/2035 ~	52	52
Alliance Bancorp Trust 4.326% due 07/25/2037 •	2,697	2,414
American Home Mortgage Assets Trust
4.036% due 05/25/2046 •	183	165
4.056% due 10/25/2046 •	3,827	1,916
Banc of America Funding Trust
4.390% due 01/20/2047 ~	2,109	1,822
4.787% due 01/20/2047 ~	58	51
6.253% due 10/25/2036 þ	69	61
6.337% due 01/25/2037 þ	68	64
6.388% due 04/25/2037 þ	54	47
Banc of America Mortgage Trust
5.105% due 11/25/2035 ~	174	159
5.597% due 07/25/2035 ~	80	76
BCAP LLC Trust
4.186% due 01/25/2037 •	623	589
4.613% due 04/26/2036 ~	971	880
Bear Stearns ALT-A Trust
4.084% due 08/25/2036 ~	297	196
4.397% due 11/25/2036 ~	479	264
4.559% due 08/25/2036 ~	177	108
4.791% due 09/25/2035 ~	31	17
5.406% due 05/25/2035 ~	10	10
Bear Stearns ALT-A Trust II 4.192% due 09/25/2047 ~	2,560	1,199
Bear Stearns ARM Trust
4.203% due 05/25/2047 ~	310	279
4.214% due 07/25/2036 ~	369	316
4.422% due 02/25/2036 ~	61	56
4.813% due 11/25/2030 ~	19	19
5.613% due 02/25/2034 ~	152	143
5.717% due 11/25/2034 ~	18	17
5.734% due 01/25/2034 ~	61	59
5.978% due 10/25/2035 ~	125	125
6.214% due 01/25/2034 ~	186	185
Chase Mortgage Finance Trust
4.380% due 12/25/2035 ~	22	21
5.691% due 02/25/2037 ~	23	22
6.731% due 02/25/2037 ~	4	4
ChaseFlex Trust 4.346% due 06/25/2035 •	167	71
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.026% due 07/25/2036 •	105	97
CHL Mortgage Pass-Through Trust
4.166% due 03/25/2037 ~	68	58
4.284% due 02/25/2047 ~	86	78

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2025 (Unaudited)

4.340% due 11/25/2037 ~		793	746
4.426% due 04/25/2035 •		149	144
4.486% due 03/25/2035 •		4	4
4.731% due 10/20/2035 ~		7,053	6,670
4.796% due 11/25/2034 ~		3	3
5.500% due 11/25/2035		67	33
5.500% due 04/25/2038		59	61
6.000% due 04/25/2036		1,119	544
6.000% due 03/25/2037		3,353	1,451
6.741% due 01/20/2035 ~		5	5
CIM Trust 4.989% due 02/25/2049 •		60	58
Citigroup Global Markets Mortgage Securities VII, Inc. 6.500% due 09/25/2033		92	43
Citigroup Mortgage Loan Trust, Inc.
4.457% due 09/25/2037 ~		96	91
5.044% due 07/25/2046 ~		296	281
5.840% due 09/25/2035 •		7	7
6.490% due 05/25/2035 •		11	11
6.746% due 03/25/2034 ~		30	28
Countrywide Alternative Loan Trust
4.028% due 02/20/2047 •		35	29
4.043% due 12/20/2046 •		2,010	1,809
4.268% due 03/20/2046 •		81	77
4.268% due 07/20/2046 •		1,633	1,419
4.488% due 11/20/2035 •		146	140
4.546% due 10/25/2035 •		58	38
4.735% due 02/25/2037 ~		891	800
5.000% due 07/25/2035		68	36
5.029% due 12/25/2035 •		313	273
5.500% due 11/25/2035		13	10
5.750% due 05/25/2036		948	330
6.000% due 01/25/2037		2,806	1,399
6.000% due 02/25/2037		58	22
6.000% due 04/25/2037		979	817
6.500% due 08/25/2032		14	14
CSAB Mortgage-Backed Trust 6.184% due 12/25/2036 þ		151	21
CSMC Mortgage-Backed Trust 6.079% due 04/25/2037 þ		335	92
CSMC Trust 2.841% due 10/25/2066 ~		6,199	5,629
First Horizon Alternative Mortgage Securities Trust
5.040% due 09/25/2034 ~		17	17
5.695% due 06/25/2034 ~		110	110
6.000% due 02/25/2037		640	225
6.250% due 08/25/2037		139	47
First Horizon Mortgage Pass-Through Trust 5.998% due 08/25/2035 ~		170	112
GreenPoint MTA Trust 4.286% due 06/25/2045 •		163	147
Grifonas Finance No. 1 PLC 2.344% due 08/28/2039 •	EUR	51	59
GSR Mortgage Loan Trust
4.125% due 11/25/2035 ~		$9	8
4.400% due 04/25/2035 ~		18	16
4.467% due 11/25/2035 ~		173	147
4.970% due 11/25/2035 ~		54	52
5.001% due 07/25/2035 ~		55	53
HarborView Mortgage Loan Trust
4.226% due 09/19/2037 •		107	95
4.286% due 05/19/2035 •		3	3
4.326% due 03/19/2036 •		305	287
4.346% due 01/19/2036 •		888	573
4.466% due 11/19/2035 •		202	130
4.466% due 08/19/2045 •		56	54
4.528% due 06/20/2035 •		106	100
5.031% due 01/19/2035 ~		86	81
5.831% due 04/19/2034 ~		38	35
HomeBanc Mortgage Trust 4.702% due 04/25/2037 ~		332	300
IndyMac INDA Mortgage Loan Trust
3.197% due 11/25/2035 ~		112	85
3.629% due 08/25/2036 ~		226	172
5.051% due 11/25/2035 ~		1	2
IndyMac INDB Mortgage Loan Trust 4.446% due 11/25/2035 •		105	61
IndyMac INDX Mortgage Loan Trust
3.268% due 01/25/2036 ~		19	18
3.396% due 06/25/2036 ~		127	110
3.642% due 10/25/2035 ~		77	62
3.662% due 08/25/2035 ~		152	113
4.086% due 07/25/2036 •		439	438
4.146% due 06/25/2037 •		252	82
4.246% due 06/25/2046 •		770	701
4.326% due 07/25/2035 •		172	163

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2025 (Unaudited)

4.373% due 12/25/2034 ~		27	26
4.406% due 07/25/2035 •		189	138
4.855% due 10/25/2034 ~		168	160
JP Morgan Alternative Loan Trust
4.306% due 03/25/2036 •		583	557
4.306% due 12/25/2036 •		8,507	7,726
6.000% due 12/27/2036		101	48
JP Morgan Chase Commercial Mortgage Securities Trust 5.248% due 12/15/2031 •		1,681	1,677
JP Morgan Mortgage Trust
4.837% due 11/25/2035 ~		75	59
5.080% due 10/25/2035 ~		43	29
5.191% due 07/25/2035 ~		51	49
5.550% due 08/25/2035 ~		2	2
5.555% due 02/25/2035 ~		1	1
5.688% due 06/25/2036 ~		11	8
6.022% due 08/25/2035 ~		70	67
6.186% due 07/25/2035 ~		4	4
6.230% due 07/25/2035 ~		4	4
Lehman XS Trust
4.206% due 12/25/2036 •		567	569
4.346% due 08/25/2037 •		1,328	1,316
Luminent Mortgage Trust 4.206% due 12/25/2036 •		113	111
MASTR Adjustable Rate Mortgages Trust
4.056% due 04/25/2046 •		606	571
4.146% due 12/25/2033 ~		1	1
5.088% due 12/25/2033 ~		115	107
5.633% due 11/21/2034 ~		65	65
MASTR Alternative Loan Trust 4.246% due 03/25/2036 •		909	77
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
4.565% due 11/15/2031 •		11	11
4.605% due 09/15/2030 •		3	2
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.305% due 12/15/2030 •		19	19
4.345% due 06/15/2030 •		10	10
4.725% due 08/15/2032 •		29	29
4.762% due 10/20/2029 •		10	10
Merrill Lynch Mortgage Investors Trust
4.346% due 11/25/2035 •		79	76
4.774% due 03/25/2030 •		8	7
4.882% due 09/25/2035 ~		50	39
4.974% due 11/25/2029 •		2	2
5.060% due 06/25/2037 ~		94	90
5.223% due 12/25/2034 ~		76	72
5.451% due 02/25/2035 ~		88	80
6.041% due 02/25/2033 ~		167	157
6.065% due 05/25/2036 ~		3	3
6.124% due 02/25/2034 ~		254	242
Morgan Stanley Mortgage Loan Trust 6.201% due 02/25/2047 þ		165	55
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		10,464	10,157
4.500% due 05/25/2058 ~		1,681	1,648
New York Mortgage Trust 4.790% due 05/25/2036 ~		40	32
Nomura Asset Acceptance Corp. Alternative Loan Trust
0.000% due 02/25/2036 ~		4	0
6.320% due 03/25/2047 þ		141	133
6.638% due 03/25/2047 þ		130	123
Project Cashmere
4.543% due 12/30/2057 «(a)	AUD	109,900	73,342
5.713% due 12/30/2057 «(a)		3,700	2,469
5.863% due 12/30/2057 «(a)		2,600	1,735
6.163% due 12/30/2057 «(a)		1,300	868
6.563% due 12/30/2057 «(a)		1,000	667
RALI Trust
4.146% due 08/25/2035 •		$34	23
4.206% due 06/25/2046 •		2,476	508
4.406% due 12/25/2045 •		625	355
5.007% due 10/25/2037 ~		2,513	2,000
5.389% due 09/25/2045 •		58	50
Residential Asset Securitization Trust
4.246% due 05/25/2035 •		3,790	2,244
4.246% due 01/25/2046 •		55	15
5.500% due 06/25/2033		31	31
6.500% due 06/25/2037		1,791	331
Sequoia Mortgage Trust 4.248% due 07/20/2036 •		295	256
Sequoia Mortgage Trust 10
4.648% due 10/20/2027 •		4	4
Sequoia Mortgage Trust 11 4.748% due 12/20/2032 •		10	9
Sequoia Mortgage Trust 5 4.546% due 10/19/2026 •		5	5

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2025 (Unaudited)

Structured Adjustable Rate Mortgage Loan Trust
4.166% due 10/25/2035 •	205	198
4.252% due 09/25/2036 ~	266	178
4.302% due 11/25/2035 ~	24	22
4.473% due 08/25/2035 ~	36	31
4.780% due 09/25/2035 ~	90	80
5.429% due 01/25/2035 •	9	8
5.630% due 10/25/2037 •	121	112
6.298% due 02/25/2034 ~	45	44
Structured Asset Mortgage Investments II Trust
4.106% due 03/25/2037 •	57	22
4.266% due 04/25/2036 •	130	119
4.266% due 05/25/2036 •	1,262	896
4.306% due 02/25/2036 •	113	94
4.346% due 07/19/2035 •	144	143
4.466% due 12/25/2035 •	83	71
4.506% due 10/19/2034 •	19	19
4.546% due 03/19/2034 •	40	38
Structured Asset Mortgage Investments Trust 4.506% due 09/19/2032 •	12	12
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
6.253% due 06/25/2033 ~	9	9
6.494% due 01/25/2034 ~	1	1
TBW Mortgage-Backed Trust 6.470% due 09/25/2036 þ	1,230	30
WaMu Mortgage Pass-Through Certificates Trust
3.410% due 05/25/2037 ~	693	573
3.664% due 01/25/2037 ~	526	457
3.670% due 04/25/2037 ~	386	349
3.878% due 12/25/2046 •	850	747
4.104% due 02/25/2037 ~	149	128
4.171% due 02/27/2034 •	136	133
4.271% due 12/25/2036 ~	363	334
4.306% due 04/25/2045 •	2	2
4.325% due 08/25/2036 ~	57	51
4.369% due 12/25/2035 ~	11	10
4.372% due 02/25/2037 ~	688	615
4.426% due 07/25/2045 •	152	146
4.426% due 10/25/2045 •	66	64
4.486% due 07/25/2045 •	6	6
4.506% due 01/25/2045 •	32	32
4.526% due 01/25/2045 •	282	275
4.642% due 09/25/2035 ~	84	80
4.646% due 10/25/2044 •	92	89
4.686% due 12/25/2035 ~	661	624
4.697% due 12/25/2035 ~	79	74
4.729% due 03/25/2047 •	1,754	1,572
4.799% due 05/25/2047 •	299	268
4.916% due 03/25/2035 ~	21	21
4.946% due 07/25/2044 •	345	338
5.009% due 06/25/2046 •	32	30
5.029% due 02/25/2046 •	247	229
5.229% due 11/25/2042 •	10	10
5.429% due 06/25/2042 •	19	18
5.731% due 06/25/2033 ~	89	89
5.778% due 03/25/2033 ~	2	2
6.166% due 03/25/2034 ~	17	17
Washington Mutual Mortgage Pass-Through Certificates Trust
4.999% due 05/25/2046 •	635	572
6.000% due 06/25/2037	3,712	2,909
6.500% due 08/25/2035	143	124
Wells Fargo Mortgage-Backed Securities Trust
6.037% due 12/28/2037 ~	947	858
6.064% due 04/25/2036 ~	222	220
6.756% due 10/25/2036 ~	7	6

Total Non-Agency Mortgage-Backed Securities (Cost $175,458)		164,943

ASSET-BACKED SECURITIES 7.0%
CMBS OTHER 0.3%
Arbor Realty Commercial Real Estate Notes Ltd. 5.434% due 01/15/2037 •	2,464	2,479
BDS LLC 5.531% due 03/19/2039 •	3,012	3,018
LoanCore Issuer Ltd. 5.493% due 01/17/2037 •	3,353	3,358
MF1 LLC 5.881% due 06/19/2037 •	11,169	11,175
MF1 Ltd. 4.929% due 10/16/2036 •	565	565

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2025 (Unaudited)

TRTX Issuer Ltd. 5.386% due 02/15/2039 •	5,508	5,498

		26,093

HOME EQUITY OTHER 1.4%
ABFC Trust
4.546% due 06/25/2034 •	1,531	1,538
4.821% due 06/25/2033 •	97	97
ACE Securities Corp. Home Equity Loan Trust
4.626% due 04/25/2034 •	251	238
4.896% due 12/25/2033 •	407	415
Aegis Asset-Backed Securities Trust 4.491% due 12/25/2035 •	1,522	1,447
Argent Mortgage Loan Trust 4.326% due 05/25/2035 •	992	911
Argent Securities Trust
4.146% due 07/25/2036 •	2,246	2,054
4.166% due 05/25/2036 •	1,071	257
Bear Stearns Asset-Backed Securities Trust 4.821% due 06/25/2034 •	36	41
Carrington Mortgage Loan Trust
4.326% due 06/25/2036 •	2,673	2,591
4.446% due 01/25/2036 •	1,009	992
CIT Mortgage Loan Trust 5.346% due 10/25/2037 •	7,673	7,798
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates 4.791% due 10/25/2034 •	65	64
Citigroup Mortgage Loan Trust, Inc. 4.306% due 12/25/2036 •	2,616	1,831
Countrywide Asset-Backed Certificates
4.346% due 03/25/2037 •	3,377	3,356
5.046% due 10/25/2035 •	61	61
Countrywide Asset-Backed Certificates Trust
3.986% due 08/25/2037 •	138	124
4.036% due 11/25/2037 •	5,287	5,099
4.096% due 02/25/2036 •	374	365
4.586% due 08/25/2047 •	504	499
4.626% due 11/25/2034 •	255	250
5.571% due 11/25/2034 •	2,533	2,336
5.805% due 04/25/2036 ~	234	219
Credit-Based Asset Servicing & Securitization LLC 3.486% due 06/25/2035 •	308	302
Fremont Home Loan Trust 4.116% due 10/25/2036 •	1,613	1,494
GSAA Trust 6.720% due 03/25/2046 þ	1,032	535
GSAMP Trust
3.986% due 12/25/2036 •	1,553	836
4.586% due 03/25/2047 •	2,738	2,063
4.821% due 03/25/2035 •	1,991	1,934
Home Equity Asset Trust
4.461% due 04/25/2036 •	290	289
4.521% due 02/25/2036 •	5,108	5,049
4.701% due 08/25/2034 •	346	345
HSI Asset Securitization Corp. Trust 4.386% due 02/25/2036 •	475	472
JP Morgan Mortgage Acquisition Trust 4.266% due 10/25/2036 •	46	46
Merrill Lynch Mortgage Investors Trust
4.006% due 09/25/2037 •	67	13
4.010% due 11/25/2037 •	8,752	2,709
4.086% due 02/25/2037 •	98	28
Morgan Stanley ABS Capital I, Inc. Trust
4.066% due 10/25/2036 •	1,420	626
4.076% due 10/25/2036 •	104	55
4.186% due 03/25/2037 •	394	169
4.506% due 01/25/2035 •	100	98
4.626% due 01/25/2035 •	142	145
4.761% due 07/25/2034 •	189	193
4.896% due 06/25/2035 •	6,500	6,137
Morgan Stanley Dean Witter Capital I, Inc. Trust 5.196% due 02/25/2033 •	144	156
Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037 ~	93	45
6.000% due 02/25/2037 ~	72	40
New Century Home Equity Loan Trust
4.611% due 02/25/2035 •	716	706
5.196% due 03/25/2033 •	339	330
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 4.281% due 03/25/2036 •	265	265
NovaStar Mortgage Funding Trust 4.186% due 11/25/2036 •	1,179	359
Option One Mortgage Loan Trust 4.086% due 04/25/2037 •	6,199	3,074

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2025 (Unaudited)

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.581% due 09/25/2035 •		758	748
4.776% due 05/25/2035 •		8,390	8,032
4.896% due 10/25/2034 •		1,111	1,104
5.571% due 02/25/2035 •		1,636	1,533
Renaissance Home Equity Loan Trust 4.946% due 09/25/2037 •		29,522	11,788
Residential Asset Securities Corporation Trust 4.326% due 08/25/2036 •		3,184	2,851
Saxon Asset Securities Trust
0.526% due 05/25/2035 •		211	207
4.156% due 09/25/2037 •		48	47
4.281% due 09/25/2036 •		677	653
4.566% due 11/25/2037 •		1,915	1,682
Securitized Asset-Backed Receivables LLC Trust 4.166% due 07/25/2036 •		2,879	940
Soundview Home Loan Trust 4.026% due 07/25/2037 •		2,307	2,126
Structured Asset Investment Loan Trust
4.551% due 03/25/2034 •		94	100
4.566% due 04/25/2033 •		35	40
Structured Asset Securities Corp. 4.551% due 02/25/2035 •		218	218
Structured Asset Securities Corp. Mortgage Loan Trust
4.146% due 04/25/2036 •		16,757	14,342
4.416% due 10/25/2036 •		956	956
Wells Fargo Home Equity Asset-Backed Securities Trust 6.246% due 12/25/2034 •		186	187

			108,650

MANUFACTURING HOUSE ABS OTHER 0.1%
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ~		3,571	3,412

WHOLE LOAN COLLATERAL 0.5%
Citigroup Mortgage Loan Trust, Inc.
4.341% due 10/25/2036 •		17,188	17,011
4.521% due 03/25/2037 •		1,048	1,043
First Franklin Mortgage Loan Trust
3.951% due 10/25/2036 •		1,104	1,033
4.551% due 11/25/2036 •		9,004	8,868
IndyMac INDB Mortgage Loan Trust 3.986% due 07/25/2036 •		3,600	1,134
Lehman XS Trust
4.166% due 05/25/2036 •		2,008	1,783
4.377% due 06/25/2036 þ		2,377	2,348
6.146% due 12/25/2037 •		7,044	7,140
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 5.646% due 04/25/2035 •		1,000	996

			41,356

OTHER ABS 4.7%
37 Capital CLO 1 Ltd. 5.185% due 10/15/2034 •		1,700	1,703
37 Capital CLO 4 Ltd. 4.995% due 04/15/2035 •		2,300	2,300
37 Capital CLO II Ltd. 5.195% due 07/15/2034 •		2,100	2,104
522 Funding CLO Ltd.
5.060% due 10/23/2034 •		1,750	1,752
5.186% due 10/20/2031 •		1,089	1,090
AlbaCore Euro CLO IV DAC 2.999% due 07/15/2035 •	EUR	1,000	1,176
Anchorage Capital CLO 20 Ltd. 4.984% due 01/20/2035 •		$500	500
Apidos CLO XXIV 5.096% due 10/20/2030 •		340	341
Arbour CLO VI DAC 3.214% due 11/15/2037 •	EUR	800	942
Arbour CLO VII DAC 3.280% due 12/15/2038 •		4,200	4,946
ARES European CLO X DAC 2.789% due 10/15/2031 •		2,059	2,421
ARES LX CLO Ltd. 5.064% due 07/18/2034 •		$1,500	1,500
ARES LXV CLO Ltd. 4.978% due 07/25/2034 •		2,600	2,600
ARES XLIV CLO Ltd. 5.035% due 04/15/2034 •		4,700	4,701
ARES XXVII CLO Ltd. 5.009% due 10/28/2034 •		4,800	4,802
Atlantic Avenue Ltd. 5.144% due 01/20/2035 •		4,750	4,755

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2025 (Unaudited)

Atlas Senior Loan Fund XV Ltd. 5.080% due 10/23/2032 •		1,660	1,661
Bain Capital Credit CLO Ltd.
5.010% due 10/23/2034 •		500	500
5.042% due 07/17/2035 •		1,600	1,601
5.084% due 10/20/2034 •		4,400	4,404
5.124% due 07/16/2034 •		2,900	2,903
Barings Euro CLO DAC 0.000% due 08/15/2039 •(a)	EUR	2,300	2,703
BBAM European CLO I DAC 2.885% due 07/22/2034 •		1,000	1,175
BlackRock European CLO III DAC 2.884% due 07/19/2035 •		1,000	1,173
BlackRock European CLO VII DAC 2.629% due 10/15/2031 •		3,094	3,640
BlueMountain CLO Ltd. 5.048% due 10/25/2030 •		$1,270	1,272
BlueMountain CLO XXII Ltd. 5.246% due 07/15/2031 •		1,311	1,311
BlueMountain Fuji EUR CLO V DAC 2.919% due 01/15/2033 •	EUR	724	851
Bosphorus CLO V DAC 3.092% due 12/12/2032 •		563	663
Bosphorus CLO VI DAC 2.897% due 05/25/2034 •		19,478	22,900
Cairn CLO X DAC 2.789% due 10/15/2031 •		2,127	2,501
Canyon CLO Ltd. 4.985% due 07/15/2034 •		$1,000	999
Capital Four U.S. CLO II Ltd. 5.784% due 01/20/2037 •		5,800	5,843
Capital Street Master Trust 5.324% due 10/16/2028 •		4,500	4,502
Carlyle Global Market Strategies Euro CLO Ltd. 2.814% due 11/15/2031 •	EUR	818	962
Carlyle U.S. CLO Ltd. 4.994% due 10/20/2034 •		$1,500	1,501
CarVal CLO I Ltd. 5.124% due 07/16/2031 •		2,544	2,546
Cedar Funding V CLO Ltd. 5.243% due 07/17/2031 •		1,177	1,178
Cedar Funding VI CLO Ltd. 4.974% due 04/20/2034 •		3,400	3,401
CIFC European Funding CLO III DAC 3.059% due 01/15/2034 •	EUR	2,300	2,705
CIFC Funding Ltd. 5.077% due 10/24/2030 •		$1,961	1,963
Cumulus Static CLO DAC 3.264% due 11/15/2033 •	EUR	2,577	3,034
CVC Cordatus Loan Fund XXI DAC 2.995% due 09/22/2034 •		2,500	2,941
CVC Cordatus Opportunity Loan Fund-R DAC 2.904% due 08/15/2033 •		8,610	10,108
Dryden 27 R Euro CLO DAC 2.686% due 04/15/2033 •		8,119	9,547
Dryden 35 Euro CLO DAC 2.996% due 01/17/2033 •		560	659
Dryden 44 Euro CLO DAC 2.906% due 04/15/2034 •		860	1,011
Dryden 52 Euro CLO DAC 2.924% due 05/15/2034 •		5,098	5,999
Dryden 54 Senior Loan Fund 5.034% due 10/19/2029 •		$690	690
Dryden 60 CLO Ltd. 5.216% due 07/15/2031 •		362	363
Dryden 64 CLO Ltd. 5.116% due 04/18/2031 •		643	643
Dryden 95 CLO Ltd. 4.929% due 08/20/2034 •		3,100	3,099
Elevation CLO Ltd. 4.988% due 07/25/2034 •		2,300	2,298
Euro-Galaxy III CLO DAC 2.686% due 04/24/2034 •	EUR	1,592	1,874
Fortress Credit BSL X Ltd. 5.014% due 04/20/2033 •		$2,100	2,102
Gallatin CLO VIII Ltd. 5.256% due 07/15/2031 •		3,708	3,711
GoldenTree Loan Management U.S. CLO 8 Ltd. 5.034% due 10/20/2034 •		1,000	1,000
GreenSky Home Improvement Issuer Trust 4.930% due 06/25/2060		526	528
Greywolf CLO III Ltd. 5.087% due 04/22/2033 •		2,875	2,877
Harvest CLO XXI DAC 2.769% due 07/15/2031 •	EUR	1,007	1,184

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2025 (Unaudited)

Hayfin Emerald CLO V DAC 3.274% due 11/17/2037 •		4,000	4,695
Hayfin Emerald CLO XIV DAC 3.225% due 01/22/2039 •		5,700	6,704
Henley CLO VI DAC 3.065% due 06/10/2034 •		3,100	3,647
Henley CLO VII DAC 3.055% due 04/25/2034 •		2,509	2,951
ICG U.S. CLO Ltd. 4.884% due 01/16/2033 •		$1,415	1,417
Indigo Credit Management I DAC 0.000% due 10/15/2037 •	EUR	3,000	3,526
Invesco Euro CLO I DAC 2.659% due 07/15/2031 •		576	677
Invesco Euro CLO III DAC 3.184% due 10/30/2038 •		4,700	5,525
Jamestown CLO XVIII Ltd. 5.128% due 07/25/2035 •		$3,800	3,806
Jubilee CLO DAC 2.659% due 04/15/2031 •	EUR	5,699	6,701
KKR CLO 11 Ltd. 5.346% due 01/15/2031 •		$416	416
KKR CLO 16 Ltd. 4.988% due 10/20/2034 •		7,600	7,603
KKR CLO 27 Ltd. 5.015% due 01/15/2035 •		1,500	1,500
KKR CLO 36 Ltd. 5.055% due 10/15/2034 •		4,700	4,702
LCM 35 Ltd. 4.985% due 10/15/2034 •		2,300	2,300
Madison Park Euro Funding IX DAC 2.906% due 07/15/2035 •	EUR	1,331	1,564
Madison Park Euro Funding VIII DAC 2.846% due 04/15/2032 •		11,813	13,896
Madison Park Funding XLVI Ltd. 4.905% due 10/15/2034 •		$4,600	4,597
Madison Park Funding XXXIX Ltd. 5.107% due 10/22/2034 •		1,900	1,903
Man GLG Euro CLO V DAC 2.790% due 12/15/2031 •	EUR	1,062	1,249
Marble Point CLO XXII Ltd. 5.078% due 07/25/2034 •		$2,200	2,202
Navesink CLO 2 Ltd. 0.000% due 01/15/2036 •(a)		2,600	2,600
Neuberger Berman Loan Advisers CLO 43 Ltd. 4.932% due 07/17/2036 •		2,700	2,699
Neuberger Berman Loan Advisers CLO 45 Ltd. 4.972% due 10/14/2036 •		3,200	3,199
Northwoods Capital 25 Ltd. 5.004% due 07/20/2034 •		3,000	2,995
Northwoods Capital XII-B Ltd. 4.913% due 06/15/2031 •		1,040	1,041
OCP Euro CLO DAC 3.244% due 07/20/2036 •	EUR	4,900	5,763
Octagon Investment Partners 40 Ltd. 4.924% due 01/20/2035 •		$2,800	2,799
OZLM XXIV Ltd. 5.306% due 07/20/2032 •		1,503	1,504
Palmer Square European Loan Funding DAC
3.034% due 08/15/2033 •	EUR	2,838	3,333
3.047% due 07/15/2035 •		3,900	4,584
3.054% due 05/15/2034 •		4,155	4,877
3.064% due 05/15/2034 •		1,835	2,158
Parallel Ltd. 5.015% due 07/15/2034 •		$1,600	1,597
Park Avenue Institutional Advisers CLO Ltd. 4.994% due 01/20/2034 •		2,200	2,202
Penta CLO 9 DAC 2.915% due 07/25/2036 •	EUR	3,000	3,525
Pikes Peak CLO 2 5.104% due 10/11/2034 •		$4,200	4,205
PPM CLO 3 Ltd. 5.002% due 07/17/2034 •		2,300	2,300
Regatta XVI Funding Ltd. 5.105% due 01/15/2033 •		519	519
Riserva CLO Ltd. 4.934% due 01/18/2034 •		2,700	2,700
Rockford Tower CLO Ltd. 5.084% due 07/20/2035 •		3,200	3,203
Rockford Tower Europe CLO DAC 3.326% due 08/29/2036 •	EUR	1,100	1,294
Romark CLO Ltd. 5.151% due 10/23/2030 •		$200	200
Sandstone Peak Ltd. 5.185% due 10/15/2034 •		3,100	3,106

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2025 (Unaudited)

Saranac CLO VI Ltd. 5.125% due 08/13/2031 •		157	157
Sound Point CLO IX Ltd. 5.356% due 07/20/2032 •		4,317	4,323
Sounds Point CLO IV-R Ltd. 5.296% due 04/18/2031 •		708	709
St. Paul's CLO II DAC 3.045% due 10/25/2035 •	EUR	900	1,059
St. Paul's CLO IV DAC 2.895% due 04/25/2030 •		3,550	4,176
St. Paul's CLO X DAC 2.815% due 04/22/2035 •		3,662	4,288
St. Pauls CLO 2.866% due 01/17/2032 •		3,408	4,009
Symphony CLO 36 Ltd. 0.000% due 01/20/2036 •(a)		$3,800	3,800
THL Credit Wind River CLO Ltd. 5.105% due 04/15/2035 •		6,700	6,706
TIAA CLO IV Ltd. 5.024% due 01/20/2032 •		149	149
Tralee CLO V Ltd. 4.964% due 10/20/2034 •		2,000	2,000
Trinitas CLO VI Ltd. 4.968% due 01/25/2034 •		2,000	2,001
Trinitas CLO XVII Ltd. 5.034% due 10/20/2034 •		3,200	3,201
UPX HIL Issuer Trust 5.160% due 01/25/2047		2,604	2,626
Venture 33 CLO Ltd. 5.226% due 07/15/2031 •		252	252
Venture 44 CLO Ltd. 5.024% due 10/20/2034 •		2,500	2,501
Venture XXIX CLO Ltd. 5.103% due 09/07/2030 •		155	155
Vibrant CLO XII Ltd. 5.034% due 04/20/2034 •		2,000	2,000
Voya CLO Ltd. 5.084% due 07/20/2032 •		346	346
Voya Euro CLO IV DAC 2.979% due 10/15/2034 •	EUR	2,500	2,940
Wellfleet CLO Ltd. 5.055% due 07/15/2034 •		$2,700	2,701
Whetstone Park CLO Ltd. 4.954% due 01/20/2035 •		2,400	2,400
Wind River CLO Ltd. 4.994% due 07/20/2034 •		4,200	4,201

			366,843

Total Asset-Backed Securities (Cost $547,331)			546,354

SOVEREIGN ISSUES 4.8%
Canada Government Real Return Bonds 4.250% due 12/01/2026 (d)	CAD	39,525	29,733
French Republic Government Bonds OAT
0.100% due 03/01/2026 (d)	EUR	84,222	98,613
0.100% due 07/25/2031 (d)		16,723	18,601
0.100% due 07/25/2038 (d)		121	114
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (d)		20,709	23,685
1.800% due 05/15/2036 (d)		8,650	10,149
Japan Government CPI-Linked Bonds
0.005% due 03/10/2035 (d)	JPY	5,166,058	32,172
0.100% due 03/10/2028 (d)		10,124,051	65,764
0.100% due 03/10/2029 (d)		13,890,335	90,140
Mexico Government International Bonds
5.850% due 07/02/2032		$1,800	1,852
6.625% due 01/29/2038		1,700	1,778

Total Sovereign Issues (Cost $399,750)			372,601

		SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Bank of America Corp. 5.875% due 03/15/2028 (e)		6,580,000	6,651

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2025 (Unaudited)

Total Preferred Securities (Cost $6,580)		6,651

SHORT-TERM INSTRUMENTS 0.4%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.850% (f)	1,020,356	1,020

	PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (g) 0.3%		24,806

U.S. TREASURY BILLS 0.1%
3.660% due 03/31/2026 - 04/21/2026 (b)(c)(l)	4,887	4,840

Total Short-Term Instruments (Cost $30,666)		30,666

Total Investments in Securities (Cost $9,391,775)		8,829,734

	SHARES
INVESTMENTS IN AFFILIATES 2.3%
SHORT-TERM INSTRUMENTS 2.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.3%
PIMCO Short-Term Floating NAV Portfolio III	18,457,835	179,798

Total Short-Term Instruments (Cost $179,798)		179,798

Total Investments in Affiliates (Cost $179,798)		179,798

Total Investments 116.2% (Cost $9,571,573)		$9,009,532
Financial Derivative Instruments (i)(k) (0.1)%(Cost or Premiums, net $2,534)		(12,950)
Other Assets and Liabilities, net (16.0)%		(1,244,866)

Net Assets 100.0%		$7,751,716

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

DEU	3.820%	12/31/2025	01/07/2026	$24,806	U.S. Treasury Inflation-Indexed Notes 0.125% due 10/15/2026	$(24,797)	$24,806	$24,811

Total Repurchase Agreements	$(24,797)	$24,806	$24,811

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BPS	0.510%	11/04/2025	01/05/2026	JPY	(9,251,988)	$(59,114)
0.640	01/05/2026	02/05/2026	(9,393,739)	(59,970)
BSN	3.810	01/02/2026	01/16/2026	$(813)	(813)
3.930	12/18/2025	01/02/2026	(2,032)	(2,035)
JPS	3.810	01/02/2026	01/07/2026	(1,226)	(1,226)
STR	3.840	01/02/2026	01/05/2026	(69,535)	(69,535)
3.930	12/31/2025	01/02/2026	(252,739)	(252,795)

Total Reverse Repurchase Agreements	$(445,488)

SHORT SALES:
U.S. Treasury Obligations (0.3)%
U.S. Treasury Inflation-Indexed Notes	0.125%	10/15/2026	$25,023	$(24,803)	$(24,799)

Total Short Sales (0.3)%	$(24,803)	$(24,799)

(h)	Securities with an aggregate market value of $317,742 have been pledged as collateral under the terms of master agreements as of December 31, 2025.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(719,695) at a weighted average interest rate of 2.500%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2025 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Brent Crude September Futures	07/2026	36	$2,166	$(32)	$0	$(20)
California Carbon Allowance Vintage December Futures	12/2026	1,002	32,966	628	140	(1)
Carbon Emissions December Futures	12/2026	28	2,875	135	3	(6)
Cocoa July Futures	07/2026	30	1,840	72	2	0
Cocoa March Futures	03/2026	23	1,395	24	0	0
Copper March Futures	03/2026	16	2,273	161	0	(40)
Euro-Bobl March Futures	03/2026	121	16,518	(118)	0	(11)
Euro-BTP Future March Futures	03/2026	902	127,394	(520)	0	(382)
Euro-Buxl 30-Year Bond March Futures	03/2026	323	41,800	(877)	0	(129)
Gas Oil June Futures	06/2026	36	2,165	(136)	0	(9)
Gold 100 oz. April Futures	04/2026	10	4,374	(61)	0	(45)
Iron Ore March Futures	03/2026	96	1,006	38	0	(1)
Live Cattle April Futures	04/2026	82	7,616	137	40	0
LME Aluminum January Futures	01/2026	64	4,766	194	0	0
LME Aluminum March Futures	03/2026	47	3,519	54	0	(256)
LME Lead January Futures	01/2026	114	5,645	(120)	0	0
LME Lead March Futures	03/2026	3	151	1	87	(64)
LME Nickel January Futures	01/2026	7	695	57	0	0
LME Zinc January Futures	01/2026	77	5,955	303	0	0
LME Zinc March Futures	03/2026	81	6,316	150	136	0
New York Harbor June Futures	05/2026	32	2,735	(205)	0	(32)
Palladium March Futures	03/2026	6	991	111	0	(45)
Platinum April Futures	04/2026	2	204	(7)	0	(21)
RBOB Gasoline June Futures	05/2026	46	3,783	(78)	0	(34)
Silver March Futures	03/2026	12	4,236	1,007	0	(439)
Soybean March Futures	03/2026	52	2,724	(235)	0	(38)
Soybean Meal March Futures	03/2026	365	10,928	(1,005)	0	(106)
U.S. Treasury 5-Year Note March Futures	03/2026	245	26,780	(2)	0	(29)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	2,214	261,252	(3,963)	0	(830)
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	4,765	548,049	(4,257)	0	(893)
WTI Crude June Futures	05/2026	20	1,140	(46)	0	(10)

				$(8,590)	$408	$(3,441)

SHORT FUTURES CONTRACTS
					Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Arabica Coffee July Futures	07/2026	7	$(856)	$(1)	$3	$0
Arabica Coffee March Futures	03/2026	6	(785)	6	3	0
Cocoa March Futures	03/2026	5	(295)	(8)	9	(1)
Corn July Futures	07/2026	281	(6,386)	39	0	0
Corn March Futures	03/2026	508	(11,182)	(171)	6	0
Cotton No. 2 July Futures	07/2026	158	(5,280)	(40)	2	0
Cotton No. 2 March Futures	03/2026	83	(2,667)	80	2	0
Euro-Bund March Futures	03/2026	1,103	(165,362)	2,206	298	0
Euro-Oat March Futures	03/2026	2,528	(358,262)	3,720	862	0
Gold 100 oz. February Futures	02/2026	69	(29,954)	(1,060)	312	0
Hard Red Winter Wheat July Futures	07/2026	7	(190)	(2)	2	0
Hard Red Winter Wheat March Futures	03/2026	101	(2,599)	71	37	0
Japan Government 10-Year Bond March Futures	03/2026	37	(31,277)	207	69	0
Lean Hogs April Futures	04/2026	120	(4,315)	(105)	13	0
LME Aluminum January Futures	01/2026	64	(4,766)	(414)	0	0
LME Aluminum March Futures	03/2026	97	(7,262)	(432)	0	0
LME Lead January Futures	01/2026	114	(5,645)	44	0	0
LME Lead March Futures	03/2026	158	(7,930)	29	0	0
LME Nickel January Futures	01/2026	7	(695)	(61)	0	0
LME Nickel March Futures	03/2026	13	(1,298)	(118)	2	(120)
LME Zinc January Futures	01/2026	77	(5,955)	(69)	0	0
LME Zinc March Futures	03/2026	13	(1,014)	(12)	0	0
Natural Gas July Futures	06/2026	35	(1,285)	36	49	0
Natural Gas March Futures	02/2026	110	(2,669)	(52)	57	(53)
Natural Gas March Futures	02/2026	70	(2,019)	(24)	43	(42)
Natural Gas March Futures	02/2026	64	(2,003)	311	140	0
Robusta Coffee March Futures	03/2026	6	(237)	(8)	0	0
Soybean July Futures	07/2026	38	(2,041)	24	22	0
Soybean Meal July Futures	07/2026	7	(217)	2	2	0
Soybean Oil July Futures	07/2026	45	(1,335)	26	22	0
Soybean Oil March Futures	03/2026	64	(1,865)	98	34	0
Sugar No. 11 July Futures	06/2026	306	(5,041)	(77)	4	(25)
Sugar No. 11 March Futures	02/2026	28	(471)	16	0	(5)
U.S. Treasury 2-Year Note March Futures	03/2026	8,093	(1,689,730)	(83)	569	0
U.S. Treasury 10-Year Note March Futures	03/2026	370	(41,602)	280	75	0

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2025 (Unaudited)

U.S. Treasury Long-Term Bond March Futures	03/2026	4,648	(537,280)	4,140	1,017	0
Wheat July Futures	07/2026	43	(1,142)	10	6	0
Wheat March Futures	03/2026	205	(5,197)	288	38	0
Wheat March Futures	03/2026	25	(279)	3	1	0
White Sugar May Futures	04/2026	33	(702)	(4)	0	(3)

$8,895	$3,699	$(249)

Total Futures Contracts	$305	$4,107	$(3,690)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	344,000	$(2,118)	$4,026	$1,908	$388	$0
Pay(2)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/18/2031	135,600	587	127	714	170	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028	JPY	1,141,690	(252)	409	157	5	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028	10,280,000	(119)	1,366	1,247	57	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029	2,225,400	(790)	1,217	427	15	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031	8,842,000	164	3,294	3,458	100	0
Receive	1-Day USD-SOFR Compounded-OIS	4.750	Annual	01/18/2026	$33,300	(155)	3	(152)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.758	Annual	01/18/2026	1,500	(7)	0	(7)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.760	Annual	01/18/2026	49,370	(230)	(1)	(231)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028	328,400	(4,335)	(8,265)	(12,600)	0	(341)
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028	36,820	(464)	(907)	(1,371)	0	(39)
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.290	Annual	05/31/2030	137,856	(49)	635	586	197	0
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.375	Annual	05/31/2030	184,775	183	(1)	182	264	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032	368,632	(367)	(3,309)	(3,676)	662	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2034	34,100	1,516	(220)	1,296	72	0
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053	42,700	2,682	12,763	15,445	120	0
Receive(2)	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053	35,900	502	502	1,004	122	0
Receive(2)	1-Day USD-SOFR Compounded-OIS	4.075	Annual	11/15/2053	32,341	240	320	560	110	0
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053	32,700	2,030	10,057	12,087	91	0
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054	144,900	2,987	30,507	33,494	430	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054	46,700	1,244	4,272	5,516	150	0
Receive	6-Month EUR-EURIBOR	2.465	Annual	12/08/2027	EUR	65,600	(851)	544	(307)	7	0
Pay	6-Month EUR-EURIBOR	2.879	Annual	08/15/2032	10,500	0	165	165	0	(11)
Pay	6-Month EUR-EURIBOR	2.915	Annual	08/15/2032	112,100	0	2,070	2,070	0	(116)
Pay(2)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036	424,300	161	(9,130)	(8,969)	0	(586)
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052	31,090	1,925	18,695	20,620	71	0
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052	34,090	21	22,551	22,572	78	0
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052	54,400	3,377	32,605	35,982	124	0
Receive(2)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056	79,830	(922)	5,682	4,760	267	0
Receive	CPTFEMU	3.130	Maturity	05/15/2027	15,900	0	128	128	0	(6)
Receive	CPTFEMU	1.636	Maturity	06/15/2027	102,400	0	175	175	0	(15)
Pay	CPTFEMU	1.380	Maturity	03/15/2031	51,180	(295)	(10,351)	(10,646)	88	0
Receive	CPTFEMU	2.049	Maturity	08/15/2034	61,900	(25)	(1,086)	(1,111)	0	(56)

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2025 (Unaudited)

Receive	CPTFEMU	2.034	Maturity	09/15/2034		30,600	(81)	(403)	(484)	0	(22)
Pay	CPTFEMU	2.487	Maturity	05/15/2037		50	0	1	1	0	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		5,700	5	317	322	17	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		7,900	(206)	677	471	24	0
Pay	CPTFEMU	2.550	Maturity	04/15/2052		1,150	2	62	64	3	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052		4,430	0	92	92	12	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052		15,100	0	1,777	1,777	31	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053		10,600	71	1,638	1,709	25	0
Pay	CPTFEMU	2.763	Maturity	09/15/2053		4,840	0	884	884	11	0
Pay	CPTFEMU	2.682	Maturity	10/15/2053		5,400	0	843	843	11	0
Pay	CPTFEMU	2.736	Maturity	10/15/2053		8,300	75	1,365	1,440	16	0
Pay	CPURNSA	2.702	Maturity	01/14/2026		$62,400	0	(170)	(170)	0	(49)
Pay	CPURNSA	2.820	Maturity	02/05/2026		36,600	0	27	27	0	(4)
Pay	CPURNSA	2.842	Maturity	02/13/2026		38,000	0	38	38	0	(3)
Pay	CPURNSA	3.042	Maturity	02/21/2026		2,400	0	8	8	0	0
Receive	CPURNSA	2.313	Maturity	02/26/2026		67,600	0	8,312	8,312	4	0
Receive	CPURNSA	2.418	Maturity	03/05/2026		79,200	0	9,260	9,260	0	(8)
Pay	CPURNSA	3.323	Maturity	04/23/2026		22,100	0	173	173	2	0
Receive	CPURNSA	2.767	Maturity	05/13/2026		45,200	0	4,300	4,300	0	(3)
Receive	CPURNSA	2.813	Maturity	05/14/2026		18,800	0	1,739	1,739	0	(1)
Receive	CPURNSA	2.703	Maturity	05/25/2026		20,310	5	1,971	1,976	0	0
Receive	CPURNSA	2.690	Maturity	06/01/2026		20,400	0	1,983	1,983	0	0
Pay	CPURNSA	3.300	Maturity	06/04/2026		38,200	0	203	203	0	(1)
Pay	CPURNSA	3.437	Maturity	08/01/2026		76,400	0	446	446	10	0
Pay	CPURNSA	3.433	Maturity	08/27/2026		77,300	0	501	501	12	0
Pay	CPURNSA	2.370	Maturity	06/06/2028		22,300	1,402	(3,770)	(2,368)	0	(6)
Pay	CPURNSA	2.379	Maturity	07/09/2028		14,700	956	(2,483)	(1,527)	0	(7)
Receive	CPURNSA	2.573	Maturity	08/26/2028		9,200	0	708	708	5	0
Receive	CPURNSA	2.645	Maturity	09/10/2028		12,700	0	871	871	9	0
Pay	CPURNSA	2.165	Maturity	04/16/2029		32,400	1,066	(5,389)	(4,323)	0	(57)
Pay	CPURNSA	1.997	Maturity	07/25/2029		9,100	155	(1,490)	(1,335)	0	(15)
Pay	CPURNSA	1.760	Maturity	11/04/2029		78,400	(999)	(12,604)	(13,603)	0	(121)
Pay	CPURNSA	1.882	Maturity	11/20/2029		23,300	14	(3,765)	(3,751)	0	(35)
Receive	CPURNSA	2.311	Maturity	02/24/2031		34,500	30	4,139	4,169	63	0
Pay	FRCPXTOB	1.910	Maturity	01/15/2038	EUR	200	52	(55)	(3)	0	0
Pay	FRCPXTOB	1.910	Maturity	11/15/2039		4,700	392	(1,081)	(689)	7	0
Receive	UKRPI	3.365	Maturity	09/15/2027	GBP	30,800	0	(420)	(420)	0	(10)
Pay	UKRPI	3.500	Maturity	08/15/2034		35,000	198	1,569	1,767	34	0
Pay	UKRPI	3.466	Maturity	09/15/2034		13,800	0	621	621	0	(2)

Total Swap Agreements							$9,777	$131,738	$141,515	$3,884	$(1,517)

(j)

Securities with an aggregate market value of $69,151 and cash of $9,358 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.

(1)	Unsettled variation margin asset of $62 and liability of $(228) for closed futures is outstanding at period end.
(2)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

AZD		01/2026			$7,539		JPY	1,171,937	$0		$(52)
BOA		01/2026		AUD	816		$539		0		(5)
		01/2026		INR	10,043		110		0		(2)
		01/2026		KRW	3,279,946		2,255		0		(20)
		01/2026		THB	45,451		1,403		0		(41)
		01/2026		TWD	213,343		6,996		203		0
		01/2026			$1,027		EUR	872	0		(2)
		01/2026			15,497		PLN	56,728	304		0
		01/2026			800		TWD	25,250	4		0
		01/2026			3,090		ZAR	51,511	16		0
		02/2026		ILS	12,594		$3,953		0		(2)
		04/2026			$1,085		MXN	19,990	15		0
BPS		01/2026		AUD	31,330		$20,365		0		(545)
		01/2026		CHF	1,422		1,806		9		0
		01/2026		CNH	104,959		14,894		0		(166)
		01/2026		GBP	4,432		5,993		19		0
		01/2026		IDR	21,613,077		1,292		0		(2)
		01/2026		ILS	21,273		6,542		0		(138)
		01/2026		INR	338,977		3,760		0		(9)
		01/2026		JPY	1,350,800		8,742		112		0
		01/2026		NZD	19,546		11,106		0		(151)
		01/2026		PLN	18,154		4,976		0		(80)
		01/2026		TWD	721,980		23,759		771		0
		01/2026			$16,435		CNH	115,127	74		0
		01/2026			1,760		INR	158,999	5		0
		01/2026			15,339		PLN	55,866	222		0
		01/2026			28,397		TWD	891,698	51		(53)
		01/2026			6,842		ZAR	114,080	37		0
		01/2026		ZAR	48,432		$2,895		0		(26)
		02/2026			$3,883		INR	349,908	1		(1)

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2025 (Unaudited)

	02/2026		9,692	TWD	304,189	0	(19)
	03/2026	TWD	140,563		$4,526	58	0
BRC	01/2026	DKK	127,556		19,794	0	(286)
	01/2026	EUR	2,881		3,343	0	(44)
	01/2026	ILS	5,540		1,727	0	(12)
	01/2026	PLN	9		3	0	0
	01/2026		$1,651	AUD	2,471	0	(2)
	01/2026		2,226	DKK	14,170	5	0
	01/2026		601	PLN	2,188	9	0
	01/2026	ZAR	1,901		$110	0	(5)
	02/2026	ILS	5,470		1,698	0	(20)
	02/2026		$2,973	MXN	55,128	73	0
	03/2026		9,318		172,550	196	0
	03/2026		39,829	TRY	1,832,337	345	0
BSH	01/2026	JPY	5,807,564		$37,313	210	0
	02/2026	PEN	4,525		1,294	0	(50)
CBK	01/2026	AUD	813		538	0	(5)
	01/2026	BRL	514,894		93,576	0	(387)
	01/2026	CAD	5,579		3,998	0	(69)
	01/2026	EUR	7,339		8,558	0	(71)
	01/2026	ILS	8		2	0	0
	01/2026	NOK	3,210		315	0	(4)
	01/2026	NZD	7,238		4,178	9	0
	01/2026	PLN	93		25	0	(1)
	01/2026	SEK	3,055		325	0	(7)
	01/2026	TWD	1,095,935		36,059	1,166	0
	01/2026		$5,325	AUD	8,026	32	0
	01/2026		93,894	BRL	514,894	69	0
	01/2026		10,618	CNH	74,124	18	0
	01/2026		922	ILS	2,950	4	0
	01/2026		64,411	INR	5,756,040	49	(571)
	01/2026		1,149	PLN	4,129	1	0
	01/2026		2	THB	74	0	0
	01/2026		7,946	TWD	248,405	5	(42)
	01/2026		1,130	ZAR	19,217	29	0
	02/2026	ILS	9,968		$3,136	5	0
	02/2026		$243	TWD	7,608	0	(1)
	03/2026	TWD	152,774		$4,908	52	0
	05/2026	PEN	12,415		3,501	0	(175)
DUB	01/2026	ILS	9,152		2,845	0	(29)
	01/2026	KRW	6,916,112		4,725	0	(72)
	01/2026	NZD	5,672		3,279	12	0
	01/2026		$5,445	ILS	17,373	10	0
	01/2026		19,654	INR	1,750,297	0	(227)
	01/2026		10,025	KRW	14,728,748	190	0
	01/2026		2,875	ZAR	48,339	40	0
	01/2026	ZAR	3,388		$194	0	(10)
	02/2026	ILS	17,369		5,445	0	(9)
	02/2026		$328	TWD	10,271	0	(1)
	03/2026	TWD	500		$16	0	0
FAR	01/2026	AUD	63,856		41,475	0	(1,142)
	01/2026	CHF	1,604		2,000	0	(26)
	01/2026	CNH	52,317		7,433	0	(74)
	01/2026	NZD	17,324		9,926	0	(51)
	01/2026	PLN	11		3	0	0
	01/2026	SGD	36		28	0	0
	01/2026		$2,883	ILS	9,244	20	0
	01/2026		14,818	PLN	54,429	342	0
	01/2026		2,879	ZAR	48,304	34	0
	01/2026	ZAR	2,349		$137	0	(5)
	02/2026	ILS	9,241		2,883	0	(19)
GLM	01/2026	BRL	514,457		92,980	0	(904)
	01/2026	ILS	5,384		1,666	0	(24)
	01/2026	TWD	129,321		4,121	4	0
	01/2026		$93,497	BRL	514,457	387	0
	01/2026		2,594	CHF	2,080	34	0
	01/2026		7,750	CNH	54,629	89	0
	01/2026		5,092	PLN	18,600	88	0
	01/2026		1,451	THB	46,207	17	0
	01/2026	ZAR	1,747		$101	0	(4)
	02/2026		$5,729	MXN	106,264	143	0
	03/2026		4,405		81,714	108	0
	04/2026		92,980	BRL	525,921	1,024	0
	04/2026		9,179	MXN	169,265	129	0
JPM	01/2026	CNH	217,788		$30,923	0	(326)
	01/2026	ILS	61,408		18,868	0	(414)
	01/2026	INR	320,037		3,595	43	0
	01/2026	KRW	3,076,598		2,144	10	0
	01/2026	NZD	10,375		6,020	44	0
	01/2026	PLN	33,174		9,052	0	(188)
	01/2026		$9,643	CNH	67,739	77	0
	01/2026		7,904	INR	703,866	0	(91)
	01/2026		32,655	MXN	607,350	992	0
	01/2026		13,132	PLN	48,294	319	0
	01/2026	ZAR	640		$37	0	(1)
	02/2026		$2,144	KRW	3,072,560	0	(13)

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2025 (Unaudited)

02/2026	4,056	MXN	75,244	102	0
03/2026	5,944	108,975	70	0
04/2026	3,416	62,927	46	0
MBC	01/2026	CAD	125,595	$89,237	0	(2,318)
01/2026	CHF	2,235	2,814	0	(10)
01/2026	JPY	1,835,733	11,816	88	0
01/2026	NZD	7,153	4,134	15	0
01/2026	PLN	14,023	3,833	0	(73)
01/2026	SGD	117,522	90,574	0	(911)
01/2026	$1,302	AUD	1,941	0	(7)
01/2026	1,206	CAD	1,690	26	0
01/2026	1,671	GBP	1,253	18	0
01/2026	1,228	INR	111,182	6	0
01/2026	2,925	PLN	10,725	62	0
01/2026	1,795	THB	58,146	52	0
01/2026	1,234	TWD	38,943	6	0
02/2026	60,274	JPY	9,393,739	0	(143)
02/2026	2,634	MXN	48,760	61	0
03/2026	2,479	45,621	39	0
04/2026	2,750	50,757	41	0
MYI	01/2026	ILS	18	$6	0	0
01/2026	PLN	9	3	0	0
01/2026	$42	JPY	6,477	0	0
02/2026	ILS	19,963	$6,200	0	(69)
NGF	01/2026	KRW	11,337,397	7,747	0	(116)
01/2026	$6,730	KRW	9,879,591	122	0
RYL	01/2026	2,066	EUR	1,776	22	0
SCX	01/2026	CHF	1,617	$2,017	0	(26)
01/2026	CNH	104,315	14,805	0	(163)
01/2026	IDR	35,950,009	2,150	0	(3)
01/2026	INR	50,954	560	0	(6)
01/2026	JPY	4,747,359	30,520	190	0
01/2026	TWD	231,299	7,592	227	0
01/2026	$1,240	EUR	1,066	14	0
01/2026	1,113	INR	100,551	3	0
SOG	01/2026	EUR	281,966	$326,448	0	(5,059)
01/2026	JPY	16,852,742	107,755	87	0
01/2026	$39,743	GBP	30,346	1,162	0
01/2026	59,873	JPY	9,251,989	0	(807)
02/2026	2,636	MXN	48,787	60	0
03/2026	MXN	3,164	$169	0	(6)
03/2026	$0	MXN	9	0	0
UAG	01/2026	CHF	6,767	$8,455	0	(96)
01/2026	PLN	14,019	3,842	0	(63)
01/2026	$7,479	PLN	26,996	41	(1)
01/2026	ZAR	3,319	$191	0	(9)
02/2026	$5,450	MXN	100,971	129	0

Total Forward Foreign Currency Contracts	$11,023	$(16,582)

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	46,100	$(2,097)	$(974)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440%	01/25/2027	26,400	$(235)	$(107)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.440	01/25/2027	26,400	(235)	(145)
GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	01/07/2027	61,700	(560)	(207)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.350	01/07/2027	61,700	(560)	(405)
Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.500	01/14/2027	192,500	(1,765)	(939)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.500	01/14/2027	192,500	(1,765)	(934)

$(5,120)	$(2,737)

Total Written Options	$(7,217)	$(3,711)

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2025 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
										Swap Agreements, at Value(4)
Counterparty	Index/Tranches			Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

SAL	CMBX.NA.AAA.12 Index			0.500%	Monthly	08/17/2061	$12,300	$(26)	$102	$76	$0

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	U.S. Treasury Inflation Protected Securities	N/A	3.880% (SOFR plus a specified spread)	Maturity	01/14/2026	$375,000	$0	$(319)	$0	$(319)
MYC	Receive	U.S. Treasury Inflation Protected Securities	N/A	3.880% (SOFR plus a specified spread)	Maturity	01/07/2026	700,000	0	(1,692)	0	(1,692)
	Receive	U.S. Treasury Inflation Protected Securities	N/A	3.880% (SOFR plus a specified spread)	Maturity	01/15/2026	679,000	0	(2,920)	0	(2,920)
SOG	Receive	U.S. Treasury Inflation Protected Securities	N/A	3.850% (SOFR less a specified spread)	Maturity	01/15/2026	425,000	0	(1,443)	0	(1,443)

								$0	$(6,374)	$0	$(6,374)

Total Swap Agreements								$(26)	$(6,272)	$76	$(6,374)

(l)

Securities with an aggregate market value of $15,986 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)								Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$23,670	$0		$23,670
Industrials						0	43,141	0		43,141
U.S. Government Agencies						0	1,287,237	0		1,287,237
U.S. Treasury Obligations						0	6,354,471	0		6,354,471
Non-Agency Mortgage-Backed Securities						0	85,862	79,081		164,943
Asset-Backed Securities
CMBS Other						0	26,093	0		26,093
Home Equity Other						0	108,650	0		108,650
Manufacturing House ABS Other						0	3,412	0		3,412
Whole Loan Collateral						0	41,356	0		41,356
Other ABS						0	366,843	0		366,843
Sovereign Issues						0	372,601	0		372,601
Preferred Securities
Banking & Finance						0	6,651	0		6,651
Short-Term Instruments
Mutual Funds						0	1,020	0		1,020
Repurchase Agreements						0	24,806	0		24,806
U.S. Treasury Bills						0	4,840	0		4,840

						$0	$8,750,653	$79,081		$8,829,734
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes						$179,798	$0	$0		$179,798

Schedule of Investments PIMCO Real Return Fund (Cont.)	December 31, 2025 (Unaudited)

Total Investments	$179,798	$8,750,653	$79,081	$9,009,532

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(24,799)	$0	$(24,799)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,446	5,545	0	7,991
Over the counter	0	11,099	0	11,099

$2,446	$16,644	$0	$19,090
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,938)	(3,269)	0	(5,207)
Over the counter	0	(26,667)	0	(26,667)

$(1,938)	$(29,936)	$0	$(31,874)

Total Financial Derivative Instruments	$508	$(13,292)	$0	$(12,784)

Totals	$180,306	$8,712,562	$79,081	$8,971,949

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2025:
Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2025(1)

Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$0	$77,481	$0	$0	$0	$1,600	$0	$0	$79,081	$1,600
Asset-Backed Securities
Other ABS	22,732	0	(4,489)	0	310	1,591	0	(20,144)	0	0

Totals	$22,732	$77,481	$(4,489)	$0	$310	$3,191	$0	$(20,144)	$79,081	$1,600

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 12/31/2025	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$79,081	Recent Transaction	Purchase Price	100.000	—

Total	$79,081

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 198.0% ¤
CORPORATE BONDS & NOTES 1.8%
BANKING & FINANCE 1.2%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		$30	$29
HSBC Holdings PLC 6.000% due 03/29/2040	GBP	1,126	1,530
Jyske Realkredit AS
0.500% due 10/01/2043	DKK	41	5
1.500% due 10/01/2053		12,338	1,554
2.000% due 10/01/2053		5,020	660
2.500% due 10/01/2047		2	0
Nordea Kredit Realkreditaktieselskab
0.500% due 10/01/2043		1,890	246
1.500% due 10/01/2053		1,346	146
2.500% due 10/01/2047		1	0
Realkredit Danmark AS
1.500% due 10/01/2053		9,441	1,182
2.500% due 04/01/2047		6	1
UBS Group AG 0.650% due 09/10/2029	EUR	200	216

			5,569

INDUSTRIALS 0.6%
Beignet Investor LLC 6.581% due 05/30/2049		$2,500	2,644
VMware LLC 3.900% due 08/21/2027		161	161

			2,805

Total Corporate Bonds & Notes (Cost $9,259)			8,374

U.S. GOVERNMENT AGENCIES 15.9%
Federal Home Loan Mortgage Corp.
5.500% due 05/01/2054 - 08/01/2054		2,195	2,228
6.181% due 10/01/2036 •		6	6
6.195% due 09/01/2036 •		5	6
6.395% due 07/01/2036 •		17	17
Federal Home Loan Mortgage Corp. REMICS 4.698% due 12/15/2037 •		25	25
Federal National Mortgage Association
4.000% due 09/01/2048 - 03/01/2049		56	54
5.277% due 09/01/2044 - 10/01/2044 •		5	4
6.000% due 03/01/2054		2,548	2,618
Government National Mortgage Association 3.500% due 05/20/2052 - 10/20/2054		14,672	13,446
Government National Mortgage Association REMICS 4.927% due 08/20/2068 •		1,032	1,040
Uniform Mortgage-Backed Security, TBA
4.500% due 01/01/2056 - 02/01/2056		40,200	39,231
6.000% due 02/01/2056		10,400	10,674
6.500% due 02/01/2056		4,300	4,470

Total U.S. Government Agencies (Cost $73,612)			73,819

U.S. TREASURY OBLIGATIONS 117.2%
U.S. Treasury Bonds
4.875% due 08/15/2045 (k)		79	80
U.S. Treasury Inflation Protected Securities (d)
0.250% due 02/15/2050 (k)		760	438
0.625% due 02/15/2043 (k)		487	363
0.750% due 02/15/2045 (k)		415	303
1.000% due 02/15/2046 (k)		1,786	1,349
1.375% due 02/15/2044		103	87
1.750% due 01/15/2028 (i)		13,234	13,335
2.125% due 02/15/2054		106	95
2.375% due 01/15/2027		13,740	13,851
3.875% due 04/15/2029		16,043	17,287
0.125% due 10/15/2026		15,371	15,229
0.125% due 04/15/2027 (g)		31,829	31,258
0.125% due 01/15/2030 (g)		29,234	27,736
0.125% due 01/15/2031 (k)		9,506	8,864

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2025 (Unaudited)

0.250% due 07/15/2029 (g)	27,240	26,253
0.375% due 01/15/2027 (g)	27,430	27,094
0.375% due 07/15/2027 (g)	28,622	28,295
0.500% due 01/15/2028 (g)	29,964	29,443
0.750% due 07/15/2028 (g)(k)	22,441	22,176
0.875% due 01/15/2029	21,535	21,207
1.125% due 10/15/2030	20,233	19,929
1.250% due 04/15/2028 (g)	28,332	28,223
1.625% due 10/15/2027 (g)	28,853	29,076
1.625% due 10/15/2029 (g)	49,773	50,275
1.625% due 04/15/2030 (g)	52,881	53,161
1.750% due 01/15/2034 (k)	3,178	3,161
1.875% due 07/15/2034 (g)	7,264	7,295
1.875% due 07/15/2035 (g)	9,126	9,105
2.125% due 04/15/2029 (g)	30,107	30,749
2.125% due 01/15/2035	103	105
2.375% due 10/15/2028 (g)	28,489	29,344
U.S. Treasury Notes
4.250% due 08/15/2035 (k)	129	130

Total U.S. Treasury Obligations (Cost $542,845)		545,296

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.7%
Alliance Bancorp Trust 4.326% due 07/25/2037 •	1,178	1,055
BCAP LLC Trust 4.613% due 04/26/2036 ~	175	159
Bear Stearns ALT-A Trust 5.406% due 05/25/2035 ~	227	218
Bear Stearns ARM Trust
4.214% due 07/25/2036 ~	36	31
4.422% due 02/25/2036 ~	84	77
5.477% due 01/25/2035 ~	17	16
Chase Mortgage Finance Trust 4.380% due 12/25/2035 ~	1	1
CHL Mortgage Pass-Through Trust
5.500% due 01/25/2035	55	56
6.000% due 04/25/2036	159	77
CHL Reperforming Loan Trust REMICS 4.186% due 06/25/2035 •	10	10
Citigroup Mortgage Loan Trust, Inc.
6.746% due 03/25/2034 ~	16	15
Countrywide Alternative Loan Trust 5.500% due 11/25/2035	29	24
CSFB Mortgage-Backed Pass-Through Certificates 4.546% due 10/25/2035 •	149	64
CSMC Trust 4.129% due 10/26/2036 ~	7	7
First Horizon Alternative Mortgage Securities Trust 6.000% due 02/25/2037	236	83
GSR Mortgage Loan Trust
4.521% due 01/25/2036 ~	21	20
HarborView Mortgage Loan Trust 4.286% due 05/19/2035 •	144	141
IndyMac INDX Mortgage Loan Trust 4.406% due 07/25/2035 •	1,261	925
Residential Asset Securitization Trust
4.246% due 05/25/2035 •	539	319
5.750% due 03/25/2037	208	61
Structured Adjustable Rate Mortgage Loan Trust 5.005% due 03/25/2036 ~	58	46
Structured Asset Mortgage Investments II Trust 4.266% due 04/25/2036 •	2	2
WaMu Mortgage Pass-Through Certificates Trust 4.325% due 08/25/2036 ~	3	3
Washington Mutual Mortgage Pass-Through Certificates Trust 6.500% due 08/25/2035	35	30
Wells Fargo Mortgage-Backed Securities Trust 6.756% due 10/25/2036 ~	1	1

Total Non-Agency Mortgage-Backed Securities (Cost $4,219)		3,441

ASSET-BACKED SECURITIES 13.2%
CMBS OTHER 0.2%
BDS LLC 5.531% due 03/19/2039 •	346	346
MF1 LLC 5.881% due 06/19/2037 •	662	662

		1,008

HOME EQUITY OTHER 5.0%
ACE Securities Corp. Home Equity Loan Trust 4.971% due 04/25/2035 •	1,144	1,051

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2025 (Unaudited)

Argent Mortgage Loan Trust 4.326% due 05/25/2035 •		235	216
CIT Mortgage Loan Trust 5.346% due 10/25/2037 •		255	259
Citigroup Mortgage Loan Trust, Inc.
4.251% due 05/25/2037 •		3,400	3,234
4.306% due 12/25/2036 •		32	23
Countrywide Asset-Backed Certificates 4.346% due 03/25/2037 •		316	314
Countrywide Asset-Backed Certificates Trust
4.036% due 11/25/2037 •		3,031	2,924
4.126% due 05/25/2035 •		34	34
4.126% due 07/25/2037 •		229	212
4.246% due 09/25/2037 •		61	57
4.326% due 05/25/2036 •		2,707	2,367
5.805% due 04/25/2036 ~		187	175
Fremont Home Loan Trust 4.116% due 10/25/2036 •		352	326
GSAMP Trust
4.581% due 09/25/2035 •		15	15
4.821% due 03/25/2035 •		357	347
Home Equity Asset Trust 4.358% due 10/25/2035 •		1,001	1,001
Home Equity Mortgage Loan Asset-Backed Trust 4.066% due 04/25/2037 •		316	249
HSI Asset Securitization Corp. Trust 4.386% due 02/25/2036 •		83	82
Long Beach Mortgage Loan Trust 4.086% due 08/25/2036 •		278	111
MASTR Asset-Backed Securities Trust 4.186% due 06/25/2036 •		723	679
Merrill Lynch Mortgage Investors Trust 4.266% due 02/25/2037 •		5,203	1,471
Renaissance Home Equity Loan Trust 4.946% due 09/25/2037 •		2,994	1,195
Residential Asset Securities Corporation Trust
4.126% due 09/25/2036 •		1,294	1,288
4.326% due 08/25/2036 •		1,035	927
Securitized Asset-Backed Receivables LLC Trust 4.521% due 10/25/2035 •		2,018	1,971
Soundview Home Loan Trust 4.046% due 06/25/2037 •		2,588	1,798
Structured Asset Securities Corp. Mortgage Loan Trust 4.416% due 10/25/2036 •		476	476
Wells Fargo Home Equity Asset-Backed Securities Trust 6.246% due 12/25/2034 •		262	263

			23,065

MANUFACTURING HOUSE ABS OTHER 0.6%
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ~		3,087	2,950

WHOLE LOAN COLLATERAL 2.1%
Citigroup Mortgage Loan Trust, Inc. 4.341% due 10/25/2036 •		1,046	1,035
First Franklin Mortgage Loan Trust
4.066% due 12/25/2037 •		917	893
4.551% due 11/25/2036 •		1,405	1,383
4.716% due 09/25/2035 •		251	251
IndyMac INDB Mortgage Loan Trust 3.986% due 07/25/2036 •		3,362	1,059
Lehman XS Trust 4.377% due 06/25/2036 þ		546	539
Securitized Asset-Backed Receivables LLC Trust 4.346% due 05/25/2036 •		3,235	1,747
Specialty Underwriting & Residential Finance Trust 4.166% due 09/25/2037 •		6,050	2,974

			9,881

OTHER ABS 5.3%
Apidos CLO XXIV 5.096% due 10/20/2030 •		411	412
Bain Capital Euro CLO DAC 2.744% due 01/20/2032 •	EUR	351	413
BlueMountain Fuji EUR CLO V DAC 2.919% due 01/15/2033 •		2,573	3,027
Carlyle Global Market Strategies Euro CLO Ltd. 2.814% due 11/15/2031 •		61	72
CIFC European Funding CLO III DAC 3.059% due 01/15/2034 •		4,300	5,056
CVC Cordatus Loan Fund XXI DAC 2.995% due 09/22/2034 •		1,100	1,294

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2025 (Unaudited)

Dryden 35 Euro CLO DAC 2.996% due 01/17/2033 •		865	1,018
Dryden Euro CLO 3.342% due 10/18/2039 •		2,600	3,058
GoldenTree Loan Management U.S. CLO 8 Ltd. 5.034% due 10/20/2034 •		$2,000	2,001
Harvest CLO XXI DAC 2.769% due 07/15/2031 •	EUR	403	474
Hayfin Emerald CLO V DAC 3.274% due 11/17/2037 •		1,100	1,291
KKR CLO 11 Ltd. 5.346% due 01/15/2031 •		$80	80
Madison Park Funding XXXIX Ltd. 5.107% due 10/22/2034 •		400	400
Northwoods Capital XII-B Ltd. 4.913% due 06/15/2031 •		181	181
Sandstone Peak Ltd. 5.185% due 10/15/2034 •		600	601
Symphony CLO XXII Ltd. 5.064% due 04/18/2033 •		1,509	1,509
Symphony CLO XXXII Ltd. 5.419% due 10/23/2035		1,300	1,300
TCI-Symphony CLO Ltd. 5.193% due 10/13/2032 •		1,497	1,498
Voya Euro CLO II DAC 2.969% due 07/15/2035 •	EUR	700	824

			24,509

Total Asset-Backed Securities (Cost $63,997)			61,413

SOVEREIGN ISSUES 4.5%
Canada Government Real Return Bonds 4.250% due 12/01/2026 (d)	CAD	5,146	3,871
French Republic Government Bonds OAT 0.100% due 07/25/2038 (d)	EUR	121	114
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (d)		1,247	1,426
1.800% due 05/15/2036 (d)		417	489
Japan Government CPI-Linked Bonds
0.005% due 03/10/2034 (d)	JPY	84,133	527
0.100% due 03/10/2028 (d)		728,363	4,731
0.100% due 03/10/2029 (d)		1,547,506	10,043

Total Sovereign Issues (Cost $24,234)			21,201

		SHARES
COMMON STOCKS 0.1%
REAL ESTATE 0.1%
CBRE Group, Inc. Class A (a)		1,223	197
Jones Lang LaSalle, Inc. (a)		620	208

Total Common Stocks (Cost $335)			405

PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Bank of America Corp. 5.875% due 03/15/2028 (e)		917,000	927

Total Preferred Securities (Cost $917)			927

REAL ESTATE INVESTMENT TRUSTS 44.3%
REAL ESTATE 44.3%
Acadia Realty Trust		25,914	532
Agree Realty Corp.		21,386	1,540
Alexander & Baldwin, Inc.		1,408	29
Alexandria Real Estate Equities, Inc.		30,286	1,482
American Assets Trust, Inc.		916	17
American Healthcare REIT, Inc.		72,038	3,390
American Homes 4 Rent		46,552	1,494
Americold Realty Trust, Inc.		5,517	71
Apartment Investment & Management Co.		931	6
Apple Hospitality REIT, Inc.		4,274	51
AvalonBay Communities, Inc.		27,741	5,030
Brandywine Realty Trust		3,367	10
Brixmor Property Group, Inc.		59,055	1,548
Broadstone Net Lease, Inc.		57,199	994
BXP, Inc.		28,525	1,925
Camden Property Trust		19,928	2,194

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2025 (Unaudited)

CareTrust REIT, Inc.	58,788	2,126
Centerspace	3,192	213
Community Healthcare Trust, Inc.	489	8
COPT Defense Properties	21,670	602
Cousins Properties, Inc.	32,290	832
CubeSmart	36,639	1,321
Curbline Properties Corp.	1,877	44
DiamondRock Hospitality Co.	39,614	355
Digital Realty Trust, Inc.	62,507	9,670
Diversified Healthcare Trust	39,394	191
Douglas Emmett, Inc.	3,261	36
Easterly Government Properties, Inc.	8,548	181
EastGroup Properties, Inc.	10,322	1,839
Elme Communities	17,309	301
Empire State Realty Trust, Inc.	2,674	17
EPR Properties	14,648	731
Equinix, Inc.	18,965	14,530
Equity LifeStyle Properties, Inc.	37,799	2,291
Equity Residential	67,741	4,270
Essential Properties Realty Trust, Inc.	44,561	1,322
Essex Property Trust, Inc.	12,553	3,285
Extra Space Storage, Inc.	39,494	5,143
Federal Realty Investment Trust	15,128	1,525
First Industrial Realty Trust, Inc.	30,969	1,774
Four Corners Property Trust, Inc.	2,024	47
Getty Realty Corp.	1,009	28
Gladstone Commercial Corp.	901	10
Global Medical REIT, Inc.	2,575	87
Global Net Lease, Inc.	39,078	336
Healthcare Realty Trust, Inc.	68,096	1,154
Healthpeak Properties, Inc.	134,272	2,159
Highwoods Properties, Inc.	20,834	538
Host Hotels & Resorts, Inc.	156,299	2,771
Hudson Pacific Properties, Inc.	10,191	110
Independence Realty Trust, Inc.	34,097	596
Innovative Industrial Properties, Inc.	5,394	255
Invitation Homes, Inc.	110,383	3,068
JBG SMITH Properties	928	16
Kilroy Realty Corp.	20,980	784
Kimco Realty Corp.	132,334	2,682
Kite Realty Group Trust	42,552	1,020
LXP Industrial Trust	11,835	587
Macerich Co.	48,252	891
Medical Properties Trust, Inc.	96,057	480
Mid-America Apartment Communities, Inc.	22,078	3,067
National Health Investors, Inc.	9,212	704
National Storage Affiliates Trust	7,108	201
NET Lease Office Properties	288	7
NETSTREIT Corp.	16,140	285
NexPoint Residential Trust, Inc.	422	13
NNN REIT, Inc.	35,992	1,426
Omega Healthcare Investors, Inc.	69,789	3,094
Park Hotels & Resorts, Inc.	37,830	396
Pebblebrook Hotel Trust	22,530	255
Phillips Edison & Co., Inc.	24,566	874
Piedmont Realty Trust, Inc.	25,203	210
Plymouth Industrial REIT, Inc.	8,468	185
Prologis, Inc.	180,019	22,981
Public Storage	30,253	7,851
Realty Income Corp.	171,192	9,650
Regency Centers Corp.	31,594	2,181
Rexford Industrial Realty, Inc.	45,925	1,778
RLJ Lodging Trust	2,881	21
Ryman Hospitality Properties, Inc.	12,200	1,154
Service Properties Trust	3,027	6
Sila Realty Trust, Inc.	1,070	25
Simon Property Group, Inc.	63,106	11,682
SL Green Realty Corp.	5,997	275
STAG Industrial, Inc.	35,949	1,321
Summit Hotel Properties, Inc.	19,167	93
Sun Communities, Inc.	23,041	2,855
Sunstone Hotel Investors, Inc.	37,447	335
Tanger, Inc.	21,917	731
Terreno Realty Corp.	20,040	1,177
UDR, Inc.	53,045	1,946
UMH Properties, Inc.	1,564	25
Universal Health Realty Income Trust	246	10
Urban Edge Properties	24,003	461
Ventas, Inc.	99,995	7,738
Veris Residential, Inc.	15,414	229
Vornado Realty Trust	20,382	678
Welltower, Inc.	143,044	26,550
WP Carey, Inc.	42,523	2,737
Xenia Hotels & Resorts, Inc.	19,468	275

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2025 (Unaudited)

Total Real Estate Investment Trusts (Cost $186,907)		206,021

SHORT-TERM INSTRUMENTS 0.1%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.850% (f)	8,092	8

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.1%
3.644% due 04/21/2026 (b)(c)(k)	$274	271

Total Short-Term Instruments (Cost $279)		279

Total Investments in Securities (Cost $906,604)		921,176

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	9,605	94

Total Short-Term Instruments (Cost $93)		94

Total Investments in Affiliates (Cost $93)		94

Total Investments 198.0% (Cost $906,697)		$921,270
Financial Derivative Instruments (h)(j) (0.4)%(Cost or Premiums, net $209)		(1,647)
Other Assets and Liabilities, net (97.6)%		(454,325)

Net Assets 100.0%		$465,298

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ				Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)				Security did not produce income within the last twelve months.
(b)				Zero coupon security.
(c)				Coupon represents a yield to maturity.
(d)				Principal amount of security is adjusted for inflation.
(e)				Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)				Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)		Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BSN	3.810%		01/02/2026	01/16/2026	$(97,567)	$(97,567)
	3.930		12/18/2025	01/02/2026	(10,678)	(10,696)
CTR	3.860		01/02/2026	01/05/2026	(305,334)	(305,334)
	3.970		12/31/2025	01/02/2026	(389,040)	(389,126)

Total Reverse Repurchase Agreements						$(802,723)

(g)				Securities with an aggregate market value of $64,718 have been pledged as collateral under the terms of master agreements as of December 31, 2025.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(402,304) at a weighted average interest rate of 4.439%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)				Unsettled reverse repurchase agreements liability of $(402,901) is outstanding at period end.
(h)				FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl March Futures	03/2026	91	$12,423	$(89)	$0	$(9)
Euro-BTP Future March Futures	03/2026	58	8,192	(21)	0	(25)
Euro-Buxl 30-Year Bond March Futures	03/2026	28	3,624	(76)	0	(11)
Euro-Schatz March Futures	03/2026	124	15,562	(22)	0	(1)
U.S. Treasury 5-Year Note March Futures	03/2026	67	7,317	(6)	0	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	332	39,176	(434)	0	(124)
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	89	10,236	(71)	0	(17)

				$(719)	$0	$(187)

SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund March Futures	03/2026	195	$(29,234)	$390	$53	$0
Euro-Oat March Futures	03/2026	133	(18,848)	175	45	0
Gold 100 oz. February Futures	02/2026	5	(2,171)	(82)	23	0
U.S. Treasury 2-Year Note March Futures	03/2026	574	(119,845)	(64)	31	(3)
U.S. Treasury 10-Year Note March Futures	03/2026	11	(1,237)	8	2	0

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2025 (Unaudited)

U.S. Treasury Long-Term Bond March Futures				03/2026	519		(59,993)	475		113	0

								$902		$267	$(3)

Total Futures Contracts								$183		$267	$(190)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
										Variation Margin(2)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	16,800	$(87)	$180	$93	$19	$0
Pay(1)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/18/2031		8,200	36	7	43	10	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028	JPY	190,000	(4)	30	26	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		1,250,000	(14)	166	152	7	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029		613,200	(33)	151	118	4	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		319,000	6	119	125	4	0
Receive	1-Day USD-SOFR Compounded-OIS	1.840	Semi-Annual	11/15/2028		$10,600	(2)	547	545	11	0
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028		42,500	(561)	(1,070)	(1,631)	0	(44)
Receive	1-Day USD-SOFR Compounded-OIS	1.840	Semi-Annual	11/21/2028		5,700	(1)	294	293	6	0
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028		20,800	(262)	(512)	(774)	0	(22)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.290	Annual	05/31/2030		14,276	9	52	61	20	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.375	Annual	05/31/2030		19,174	19	0	19	27	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		15,800	(16)	(142)	(158)	28	0
Pay	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		1,400	(13)	(60)	(73)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.975	Semi-Annual	11/15/2053		2,200	1	(910)	(909)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053		8,700	546	2,601	3,147	24	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.010	Annual	11/15/2053		4,300	60	60	120	15	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.075	Annual	11/15/2053		3,838	29	38	67	13	0
Pay	1-Day USD-SOFR Compounded-OIS	1.888	Semi-Annual	11/21/2053		1,200	0	(513)	(513)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053		4,200	261	1,292	1,553	12	0
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		5,300	118	1,107	1,225	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		3,100	83	283	366	10	0
Receive	6-Month EUR-EURIBOR	2.120	Annual	09/03/2027	EUR	12,700	0	28	28	2	0
Pay(1)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		39,100	(4)	(822)	(826)	0	(54)
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		3,700	229	2,225	2,454	8	0
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		3,900	2	2,580	2,582	9	0
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		8,700	542	5,213	5,755	20	0
Receive(1)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		2,100	(32)	157	125	7	0
Receive	CPTFEMU	3.130	Maturity	05/15/2027		900	0	7	7	0	0
Receive	CPTFEMU	1.636	Maturity	06/15/2027		6,700	0	11	11	0	(1)
Receive	CPTFEMU	2.975	Maturity	08/15/2027		3,700	15	(65)	(50)	0	(2)
Pay	CPTFEMU	1.380	Maturity	03/15/2031		4,900	(34)	(985)	(1,019)	8	0
Receive	CPTFEMU	2.600	Maturity	05/15/2032		7,000	54	(87)	(33)	0	(9)
Receive	CPTFEMU	2.720	Maturity	06/15/2032		2,500	(23)	(78)	(101)	0	(3)
Receive	CPTFEMU	2.470	Maturity	07/15/2032		200	0	(2)	(2)	0	0
Pay	CPTFEMU	2.362	Maturity	11/15/2033		1,100	0	60	60	1	0
Receive	CPTFEMU	2.049	Maturity	08/15/2034		3,600	(2)	(63)	(65)	0	(3)
Receive	CPTFEMU	2.034	Maturity	09/15/2034		1,400	(1)	(21)	(22)	0	(1)

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2025 (Unaudited)

Receive	CPTFEMU	2.487	Maturity	05/15/2037	540	14	(21)	(7)	0	(1)
Pay	CPTFEMU	1.242	Maturity	08/15/2039	930	0	(242)	(242)	2	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052	100	0	6	6	0	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052	500	(13)	43	30	2	0
Pay	CPTFEMU	2.550	Maturity	04/15/2052	700	1	38	39	2	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052	350	0	7	7	1	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052	1,000	0	118	118	2	0
Pay	CPTFEMU	2.680	Maturity	04/15/2053	900	1	138	139	2	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053	600	4	93	97	1	0
Pay	CPTFEMU	2.763	Maturity	09/15/2053	1,000	3	180	183	2	0
Pay	CPTFEMU	2.682	Maturity	10/15/2053	300	0	47	47	1	0
Receive	CPTFEMU	2.620	Maturity	11/15/2053	300	0	(42)	(42)	0	(1)
Pay	CPURNSA	2.700	Maturity	01/14/2026	$4,200	0	(11)	(11)	0	(3)
Pay	CPURNSA	2.820	Maturity	02/05/2026	1,800	0	1	1	0	0
Pay	CPURNSA	2.842	Maturity	02/13/2026	1,900	0	2	2	0	0
Pay	CPURNSA	3.042	Maturity	02/21/2026	1,900	0	6	6	0	0
Pay	CPURNSA	3.323	Maturity	04/23/2026	500	0	4	4	0	0
Receive	CPURNSA	2.767	Maturity	05/13/2026	3,000	0	285	285	0	0
Receive	CPURNSA	2.813	Maturity	05/14/2026	2,100	0	194	194	0	0
Receive	CPURNSA	2.703	Maturity	05/25/2026	4,320	1	419	420	0	0
Receive	CPURNSA	2.690	Maturity	06/01/2026	100	0	10	10	0	0
Pay	CPURNSA	3.435	Maturity	08/01/2026	4,700	0	27	27	1	0
Pay	CPURNSA	3.433	Maturity	08/27/2026	5,300	0	34	34	1	0
Receive	CPURNSA	1.797	Maturity	08/25/2027	8,900	0	1,548	1,548	1	0
Receive	CPURNSA	1.890	Maturity	08/27/2027	4,400	0	734	734	1	0
Pay	CPURNSA	2.379	Maturity	07/09/2028	3,400	(1)	(352)	(353)	0	(2)
Pay	CPURNSA	1.954	Maturity	06/03/2029	6,700	0	(1,028)	(1,028)	0	(10)
Pay	CPURNSA	1.997	Maturity	07/25/2029	6,900	5	(1,017)	(1,012)	0	(11)
Pay	CPURNSA	1.280	Maturity	05/19/2030	5,300	0	(1,177)	(1,177)	0	(8)
Pay	FRCPXTOB	1.910	Maturity	01/15/2038	EUR	1,280	5	(27)	(22)	1	0
Receive	UKRPI	3.365	Maturity	09/15/2027	GBP	2,100	0	(29)	(29)	0	(1)
Pay	UKRPI	3.500	Maturity	08/15/2034	2,300	13	103	116	2	0
Pay	UKRPI	3.466	Maturity	09/15/2034	1,000	0	45	45	0	0

Total Swap Agreements	$954	$12,014	$12,968	$304	$(188)

(i)	Securities with an aggregate market value cash of $15,103 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.
(1)	This instrument has a forward starting effective date.
(2)	Unsettled variation margin asset of $9 and liability of $(18) for closed futures is outstanding at period end.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2026	INR	913	$10	$0	$0
01/2026	KRW	218,128	150	0	(1)
01/2026	PLN	843	231	0	(4)
01/2026	THB	2,922	90	0	(3)
01/2026	TWD	14,578	478	14	0
01/2026	$977	PLN	3,576	19	0
01/2026	48	TWD	1,506	0	0
01/2026	190	ZAR	3,167	1	0
02/2026	ILS	783	$246	0	0
04/2026	$65	MXN	1,197	1	0
BPS	01/2026	AUD	2,142	$1,392	0	(37)
01/2026	CHF	86	109	1	0
01/2026	CNH	6,711	952	0	(11)
01/2026	GBP	220	298	1	0
01/2026	ILS	1,969	608	0	(10)
01/2026	INR	20,735	230	0	(1)
01/2026	JPY	21,500	139	2	0
01/2026	NZD	1,312	746	0	(10)
01/2026	PLN	1,093	300	0	(5)
01/2026	TWD	49,007	1,613	53	0
01/2026	$991	CNH	6,941	4	0
01/2026	30	IDR	494,019	0	0
01/2026	110	INR	9,937	0	0
01/2026	951	PLN	3,465	14	0
01/2026	1,630	TWD	51,185	3	(3)
01/2026	428	ZAR	7,139	2	0
01/2026	ZAR	3,028	$181	0	(2)
02/2026	$235	INR	21,146	0	0
02/2026	588	TWD	18,453	0	(1)
03/2026	TWD	9,568	$308	4	0
BRC	01/2026	DKK	30,438	4,723	0	(68)
01/2026	EUR	190	220	0	(3)
01/2026	ILS	323	101	0	(1)
01/2026	$1,079	DKK	6,870	2	0
01/2026	50	PLN	181	1	0
02/2026	ILS	323	$100	0	(1)
03/2026	$566	MXN	10,475	12	0

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2025 (Unaudited)

	03/2026		2,595	TRY	119,394	22	0
BSH	01/2026	JPY	474,343		$3,048	17	0
CBK	01/2026	NOK	1,860		182	0	(2)
	01/2026	NZD	433		250	1	0
	01/2026	TWD	74,787		2,461	80	0
	01/2026		$570	AUD	859	4	0
	01/2026		640	CNH	4,470	1	0
	01/2026		4,090	INR	365,390	3	(37)
	01/2026		70	PLN	251	0	0
	01/2026		0	THB	4	0	0
	01/2026		477	TWD	14,913	0	(2)
	02/2026	ILS	609		$192	0	0
	02/2026		$14	TWD	445	0	0
	03/2026	TWD	10,399		$334	4	0
DUB	01/2026	ILS	541		168	0	(2)
	01/2026	INR	25,884		291	4	0
	01/2026	KRW	516,262		353	0	(5)
	01/2026	NZD	347		201	1	0
	01/2026		$327	ILS	1,043	1	0
	01/2026		1,269	INR	112,996	0	(15)
	01/2026		605	KRW	888,141	11	0
	01/2026		660	TWD	20,347	0	(12)
	01/2026		183	ZAR	3,073	3	0
	02/2026	ILS	1,043		$327	0	(1)
	02/2026		$19	TWD	601	0	0
FAR	01/2026	AUD	4,366		$2,836	0	(78)
	01/2026	CHF	96		120	0	(2)
	01/2026	CNH	3,345		475	0	(5)
	01/2026	NZD	1,104		633	0	(3)
	01/2026		$173	ILS	555	1	0
	01/2026		2,134	MXN	39,590	59	0
	01/2026		990	PLN	3,635	22	0
	01/2026		265	ZAR	4,449	3	0
	02/2026	ILS	555		$173	0	(1)
GLM	01/2026		267		83	0	(1)
	01/2026		$391	CHF	314	5	0
	01/2026		471	CNH	3,322	5	0
	01/2026		378	PLN	1,382	7	0
	01/2026		133	THB	4,225	2	0
	02/2026	BRL	1,643		$298	1	0
	02/2026		$345	MXN	6,403	9	0
	03/2026	BRL	180		$33	0	0
	03/2026		$5,965	BRL	33,051	0	(12)
	03/2026		268	MXN	4,965	7	0
	04/2026		551		10,164	8	0
JPM	01/2026	CNH	13,924		$1,977	0	(21)
	01/2026	ILS	2,885		884	0	(22)
	01/2026	INR	21,218		238	3	0
	01/2026	NZD	621		360	3	0
	01/2026	PLN	2,015		550	0	(11)
	01/2026		$581	CNH	4,080	5	0
	01/2026		511	INR	45,499	0	(6)
s	01/2026		67	KRW	96,859	0	0
	01/2026		862	PLN	3,170	21	0
	02/2026	KRW	96,732		$68	0	0
	02/2026		$601	MXN	11,150	15	0
	03/2026		362		6,636	4	0
	04/2026		206		3,803	3	0
MBC	01/2026	CAD	11,281		$8,016	0	(208)
	01/2026	CHF	136		171	0	(1)
	01/2026	GBP	182		244	0	(1)
	01/2026	JPY	117,476		756	6	0
	01/2026	NZD	432		250	1	0
	01/2026	PLN	1,071		294	0	(4)
	01/2026	SGD	7,290		5,618	0	(57)
	01/2026	THB	1,099		34	0	(1)
	01/2026		$74	INR	6,681	0	0
	01/2026		186	PLN	681	4	0
	01/2026		74	TWD	2,322	0	0
	02/2026		159	MXN	2,938	4	0
	03/2026		151		2,778	2	0
	04/2026		165		3,037	2	0
MYI	02/2026	ILS	1,224		$380	0	(4)
NGF	01/2026	KRW	846,295		578	0	(9)
	01/2026		$406	KRW	595,738	7	0
SCX	01/2026	CNH	6,669		$947	0	(10)
	01/2026	INR	2,728		30	0	0
	01/2026	JPY	381,059		2,450	15	0
	01/2026	TWD	15,804		519	15	0
	01/2026		$49	IDR	821,686	0	0
	01/2026		69	INR	6,229	0	0
SOG	01/2026	EUR	16,361		$18,943	0	(294)
	01/2026	JPY	1,376,478		8,801	7	0
	01/2026		$1,277	GBP	975	37	0
	02/2026		159	MXN	2,939	4	0
	03/2026	MXN	4,841		$258	0	(9)

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2025 (Unaudited)

03/2026	$1	MXN	13	0	0
UAG	01/2026	CHF	505	$630	0	(7)
01/2026	PLN	841	230	0	(4)
01/2026	$495	PLN	1,789	3	0
02/2026	150	MXN	2,791	4	0

Total Forward Foreign Currency Contracts	$580	$(1,008)

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	6,300	$(286)	$(133)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440%	01/25/2027	1,700	$(15)	$(7)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.440	01/25/2027	1,700	(15)	(9)
GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	01/07/2027	13,400	(122)	(45)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.350	01/07/2027	13,400	(122)	(88)
Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.500	01/14/2027	10,100	(92)	(49)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.500	01/14/2027	10,100	(93)	(49)

$(459)	$(247)

Total Written Options	$(745)	$(380)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	MLPIREIL Index	437,121	4.290% (FEDL01 plus a specified spread)	Monthly	06/10/2026	$41,876	$0	$(45)	$0	$(45)
Pay	MLPIREIS Index	404,835	4.140% (FEDL01 plus a specified spread)	Monthly	06/10/2026	38,350	0	44	44	0
CBK	Receive	DWRTFT Index	2,284	4.190% (SOFR plus a specified spread)	Monthly	05/06/2026	32,152	0	(125)	0	(125)
Receive	DWRTFT Index	1,436	4.250% (SOFR plus a specified spread)	Monthly	08/05/2026	20,214	0	(80)	0	(80)
Receive	DWRTFT Index	8,864	4.350% (SOFR plus a specified spread)	Monthly	11/04/2026	124,777	0	(504)	0	(504)
MYI	Receive	DWRTFT Index	5,801	4.240% (SOFR plus a specified spread)	Monthly	06/03/2026	81,660	0	(322)	0	(322)

Total Swap Agreements	$0	$(1,032)	$44	$(1,076)

(k)

Securities with an aggregate market value of $20,013 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	December 31, 2025 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$5,569	$0	$5,569
Industrials	0	2,805	0	2,805
U.S. Government Agencies	0	73,819	0	73,819
U.S. Treasury Obligations	0	545,296	0	545,296
Non-Agency Mortgage-Backed Securities	0	3,441	0	3,441
Asset-Backed Securities
CMBS Other	0	1,008	0	1,008
Home Equity Other	0	23,065	0	23,065
Manufacturing House ABS Other	0	2,950	0	2,950
Whole Loan Collateral	0	9,881	0	9,881
Other ABS	0	24,509	0	24,509
Sovereign Issues	0	21,201	0	21,201
Common Stocks
Real Estate	405	0	0	405
Preferred Securities
Banking & Finance	0	927	0	927
Real Estate Investment Trusts
Real Estate	206,021	0	0	206,021
Short-Term Instruments
Mutual Funds	0	8	0	8
U.S. Treasury Bills	0	271	0	271

	$206,426	$714,750	$0	$921,176
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$94	$0	$0	$94

Total Investments	$206,520	$714,750	$0	$921,270

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	121	450	0	571
Over the counter	0	624	0	624

	$121	$1,074	$0	$1,195
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(46)	(332)	0	(378)
Over the counter	0	(2,464)	0	(2,464)

	$(46)	$(2,796)	$0	$(2,842)

Total Financial Derivative Instruments	$75	$(1,722)	$0	$(1,647)

Totals	$206,595	$713,028	$0	$919,623

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

Schedule of Investments PIMCO Short Asset Investment Fund	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 90.7% ¤
CORPORATE BONDS & NOTES 50.0%
BANKING & FINANCE 30.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.750% due 01/30/2026	$8,994	$8,979
6.100% due 01/15/2027	7,520	7,665
Air Lease Corp.
1.875% due 08/15/2026	2,900	2,858
2.875% due 01/15/2026	3,284	3,282
3.750% due 06/01/2026	1,430	1,428
American Express Co.
4.498% (SOFRINDX + 0.650%) due 11/04/2026 ~	17,358	17,422
4.574% (SOFRRATE + 0.760%) due 02/13/2026 ~	1,417	1,417
4.857% (SOFRINDX + 0.970%) due 07/28/2027 ~	250	251
American Honda Finance Corp.
4.352% due 12/11/2026 •	6,000	6,010
4.443% due 05/20/2026 •	9,585	9,601
4.470% due 03/08/2027 •	1,500	1,504
4.605% due 10/06/2026 •	2,800	2,805
4.609% due 07/15/2026 •	7,000	7,014
4.889% (SOFRRATE + 0.920%) due 01/12/2026 ~	882	882
American Tower Corp.
1.450% due 09/15/2026	1,300	1,277
1.600% due 04/15/2026	4,203	4,175
4.400% due 02/15/2026	4,665	4,666
Athene Global Funding
4.696% due 07/16/2026 •	11,100	11,118
4.824% (SOFRINDX + 0.830%) due 01/07/2027 ~	16,600	16,637
Australia & New Zealand Banking Group Ltd. 4.336% (SOFRRATE + 0.560%) due 03/18/2026 ~	2,671	2,674
Avolon Holdings Funding Ltd. 2.125% due 02/21/2026	481	479
Banco Santander SA 1.849% due 03/25/2026	1,600	1,592
Bank of America Corp.
1.734% due 07/22/2027 •	6,600	6,517
3.559% due 04/23/2027 •	300	299
5.075% (SOFRRATE + 1.350%) due 09/15/2027 ~	1,176	1,183
Bank of Montreal
4.343% (SOFRINDX + 0.620%) due 09/15/2026 ~	5,550	5,563
4.610% (SOFRINDX + 0.880%) due 09/10/2027 ~	1,000	1,003
Bank of Nova Scotia 4.310% (SOFRINDX + 0.545%) due 03/02/2026 ~	287	287
Banque Federative du Credit Mutuel SA 5.370% (SOFRINDX + 1.400%) due 07/13/2026 ~	7,657	7,702
Barclays PLC
4.375% due 01/12/2026	24,000	24,002
5.603% (SOFRRATE + 1.880%) due 09/13/2027 ~	3,000	3,027
BNP Paribas SA 1.323% due 01/13/2027 •	6,600	6,594
BPCE SA 5.975% due 01/18/2027 •	700	700
Canadian Imperial Bank of Commerce 4.947% (SOFRRATE + 1.220%) due 10/02/2026 ~	13,400	13,493
Citigroup Global Markets Holdings, Inc. 4.190% (SOFRRATE + 0.480%) due 01/20/2026 ~	32,200	32,204
Cooperatieve Rabobank UA 4.689% (SOFRINDX + 0.710%) due 01/09/2026 ~	28,550	28,553
Credit Agricole SA 5.301% (SOFRRATE + 1.290%) due 07/05/2026 ~	2,035	2,045
Crown Castle, Inc. 1.050% due 07/15/2026	1,885	1,854
CubeSmart LP 3.125% due 09/01/2026	3,002	2,983
Deutsche Bank AG 7.146% due 07/13/2027 •	3,725	3,783
Equitable America Global Funding 4.433% (SOFRRATE + 0.710%) due 09/15/2027 ~	3,300	3,299
Equitable Financial Life Global Funding 4.457% (SOFRRATE + 0.470%) due 02/04/2026 ~	3,300	3,302
F&G Global Funding 1.750% due 06/30/2026	12,630	12,477
Federation des Caisses Desjardins du Quebec 4.526% (SOFRRATE + 0.630%) due 01/27/2027 ~	12,000	12,043

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	December 31, 2025 (Unaudited)

GA Global Funding Trust 1.625% due 01/15/2026	19,847	19,829
General Motors Financial Co., Inc. 1.500% due 06/10/2026	517	511
Goldman Sachs Bank USA 5.283% due 03/18/2027 •	3,978	3,988
Goldman Sachs Group, Inc.
1.431% due 03/09/2027 •	8,765	8,721
4.548% due 03/09/2027 •	2,835	2,839
4.550% (SOFRRATE + 0.820%) due 09/10/2027 ~	5,000	5,010
5.871% (TSFR3M + 2.012%) due 10/28/2027 ~	1,061	1,074
ING Groep NV
1.726% due 04/01/2027 •	12,400	12,324
4.625% due 01/06/2026	256	256
Jackson National Life Global Funding
3.050% due 04/29/2026	3,844	3,832
5.500% due 01/09/2026	11,500	11,503
5.600% due 04/10/2026	970	974
John Deere Capital Corp.
4.191% (SOFRRATE + 0.440%) due 03/06/2026 ~	450	450
4.541% due 06/08/2026 •	171	171
JPMorgan Chase & Co.
1.040% due 02/04/2027 •	15,380	15,338
4.797% (SOFRRATE + 0.885%) due 04/22/2027 ~	5,068	5,079
Lloyds Banking Group PLC
3.750% due 01/11/2027	690	689
5.985% due 08/07/2027 •	9,550	9,658
Morgan Stanley 5.050% due 01/28/2027 •	31,931	31,953
Morgan Stanley Bank NA 5.034% (SOFRRATE + 1.165%) due 10/30/2026 ~	2,573	2,594
National Bank of Canada 4.702% due 03/05/2027 •	12,700	12,712
NatWest Group PLC 1.642% due 06/14/2027 •	8,100	8,013
NatWest Markets PLC 4.488% (SOFRRATE + 0.760%) due 09/29/2026 ~	6,144	6,162
New York Life Global Funding 4.278% (SOFRRATE + 0.550%) due 06/11/2027 ~	12,300	12,336
Nomura Holdings, Inc.
1.653% due 07/14/2026	4,479	4,424
5.709% due 01/09/2026	2,900	2,901
Pacific Life Global Funding II
4.328% (SOFRRATE + 0.480%) due 02/04/2027 ~	2,000	2,003
4.496% (SOFRRATE + 0.600%) due 01/27/2028 ~	10,000	10,010
PNC Bank NA 4.459% (SOFRRATE + 0.500%) due 01/15/2027 ~	11,400	11,414
Protective Life Global Funding 5.366% due 01/06/2026	500	500
Reliance Standard Life Global Funding II 5.243% due 02/02/2026	15,700	15,709
Royal Bank of Canada
4.314% (SOFRINDX + 0.460%) due 08/03/2026 ~	31,851	31,897
4.466% (SOFRINDX + 0.570%) due 04/27/2026 ~	3,311	3,316
Sammons Financial Group Global Funding 4.615% due 09/02/2027 •	3,400	3,415
Santander U.K. Group Holdings PLC 1.673% due 06/14/2027 •	8,609	8,514
Standard Chartered PLC
1.456% due 01/14/2027 •	10,000	9,992
6.170% due 01/09/2027 •	3,000	3,001
Sumitomo Mitsui Financial Group, Inc.
5.289% (SOFRRATE + 1.300%) due 07/13/2026 ~	795	800
5.419% (SOFRRATE + 1.430%) due 01/13/2026 ~	20,260	20,268
Sumitomo Mitsui Trust Bank Ltd.
4.880% (SOFRRATE + 1.150%) due 09/14/2026 ~	270	272
4.908% (SOFRRATE + 1.120%) due 03/09/2026 ~	5,822	5,832
4.926% (SOFRRATE + 1.150%) due 09/14/2026 ~	1,000	1,007
5.650% due 03/09/2026	850	853
Svenska Handelsbanken AB 4.973% due 06/15/2026 •	8,450	8,489
Swedbank AB 5.103% due 06/15/2026 •	2,450	2,463
Temasek Financial I Ltd. 4.216% (SOFRRATE + 0.380%) due 08/20/2027 ~	10,000	10,017
Toyota Motor Credit Corp.
4.140% due 06/09/2027 •	14,200	14,203
4.257% (SOFRRATE + 0.450%) due 05/15/2026 ~	192	192
4.661% (SOFRRATE + 0.650%) due 01/05/2026 ~	2,000	2,000
Truist Financial Corp. 1.267% due 03/02/2027 •	1,000	995
UBS Group AG
1.305% due 02/02/2027 •	7,900	7,878
4.125% due 04/15/2026	11,152	11,158
Wells Fargo Bank NA 4.886% (SOFRRATE + 1.060%) due 08/07/2026 ~	405	407

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	December 31, 2025 (Unaudited)

Weyerhaeuser Co. 4.750% due 05/15/2026	60	60

		656,655

INDUSTRIALS 15.2%
7-Eleven, Inc. 0.950% due 02/10/2026	3,050	3,039
Altria Group, Inc. 4.400% due 02/14/2026	5,167	5,167
American Airlines Pass-Through Trust 3.700% due 04/01/2028	1,625	1,619
Amphenol Corp. 4.349% (SOFRRATE + 0.530%) due 11/15/2027 ~	3,600	3,608
AutoZone, Inc. 3.125% due 04/21/2026	502	501
BAT International Finance PLC 1.668% due 03/25/2026	10,377	10,321
Bayer U.S. Finance LLC 6.125% due 11/21/2026	2,300	2,334
Berry Global, Inc. 1.570% due 01/15/2026	9,100	9,091
BMW U.S. Capital LLC
4.277% (SOFRINDX + 0.550%) due 04/02/2026 ~	645	645
4.505% (SOFRINDX + 0.780%) due 03/19/2027 ~	7,080	7,109
4.614% (SOFRINDX + 0.800%) due 08/13/2026 ~	3,100	3,110
Boeing Co. 2.196% due 02/04/2026	24,907	24,861
Campbell's Co. 5.300% due 03/20/2026	13,205	13,237
Cigna Group 1.250% due 03/15/2026	18,663	18,558
Conagra Brands, Inc. 5.300% due 10/01/2026	3,000	3,026
Constellation Brands, Inc. 3.700% due 12/06/2026	7,446	7,430
Cox Communications, Inc. 3.350% due 09/15/2026	10,282	10,230
Element Fleet Management Corp. 6.271% due 06/26/2026	4,308	4,347
Energy Transfer LP
3.900% due 07/15/2026	6,100	6,096
4.750% due 01/15/2026	1,231	1,231
6.050% due 12/01/2026	1,113	1,131
ERAC USA Finance LLC 3.300% due 12/01/2026	1,617	1,610
FedEx Corp. 3.250% due 04/01/2026	709	708
Fiserv, Inc. 3.200% due 07/01/2026	455	453
Flex Ltd. 3.750% due 02/01/2026	1,508	1,507
General Electric Co. 4.542% (TSFR3M + 0.642%) due 05/05/2026 ~	5,526	5,534
Georgia-Pacific LLC 0.950% due 05/15/2026	315	312
Global Payments, Inc. 1.200% due 03/01/2026	9,806	9,761
HCA, Inc. 5.250% due 06/15/2026	1,411	1,412
Hyundai Capital America
1.500% due 06/15/2026	3,100	3,065
4.765% (SOFRRATE + 1.040%) due 03/19/2027 ~	889	893
4.767% (SOFRRATE + 1.040%) due 06/24/2027 ~	5,593	5,617
5.487% (SOFRRATE + 1.500%) due 01/08/2027 ~	1,307	1,317
5.500% due 03/30/2026	4,017	4,030
5.650% due 06/26/2026	735	741
Illumina, Inc. 4.650% due 09/09/2026	4,000	4,014
Keurig Dr. Pepper, Inc. 4.387% (SOFRRATE + 0.580%) due 11/15/2026 ~	5,000	5,002
Kia Corp. 3.250% due 04/21/2026	1,350	1,346
Kraft Heinz Foods Co. 3.000% due 06/01/2026	7,323	7,292
Marvell Technology, Inc. 1.650% due 04/15/2026	1,500	1,490
Mercedes-Benz Finance North America LLC
4.522% (SOFRRATE + 0.630%) due 07/31/2026 ~	6,165	6,177
4.675% (SOFRRATE + 0.670%) due 01/09/2026 ~	12,582	12,583
Molson Coors Beverage Co. 3.000% due 07/15/2026	11,627	11,565
NTT Finance Corp. 1.162% due 04/03/2026	21,552	21,394
NXP BV/NXP Funding LLC 5.350% due 03/01/2026	4,300	4,300

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	December 31, 2025 (Unaudited)

NXP BV/NXP Funding LLC/NXP USA, Inc. 3.875% due 06/18/2026	3,120	3,117
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.400% due 11/15/2026	5,285	5,251
4.200% due 04/01/2027	2,595	2,597
4.450% due 01/29/2026	3,000	3,001
5.750% due 05/24/2026	1,779	1,788
PepsiCo, Inc. 4.214% (SOFRINDX + 0.400%) due 02/13/2026 ~	190	190
Rogers Communications, Inc. 3.200% due 03/15/2027	1,200	1,188
Royal Caribbean Cruises Ltd. 4.250% due 07/01/2026	23,600	23,603
RTX Corp. 5.000% due 02/27/2026	186	186
Spectra Energy Partners LP 3.375% due 10/15/2026	250	249
Sydney Airport Finance Co. Pty. Ltd. 3.625% due 04/28/2026	2,300	2,296
T-Mobile USA, Inc.
1.500% due 02/15/2026	1,759	1,753
2.250% due 02/15/2026	7,085	7,069
Take-Two Interactive Software, Inc. 5.000% due 03/28/2026	460	461
Tyco Electronics Group SA 3.700% due 02/15/2026	980	979
UnitedHealth Group, Inc. 4.459% (SOFRRATE + 0.500%) due 07/15/2026 ~	2,445	2,449
VMware LLC 1.400% due 08/15/2026	3,300	3,252
Volkswagen Group of America Finance LLC
4.555% (SOFRRATE + 0.830%) due 03/20/2026 ~	1,455	1,456
5.400% due 03/20/2026	2,720	2,727
5.700% due 09/12/2026	17,200	17,384

		329,810

UTILITIES 4.4%
AES Corp. 1.375% due 01/15/2026	3,798	3,794
Brooklyn Union Gas Co. 3.407% due 03/10/2026	2,100	2,098
Emera U.S. Finance LP 3.550% due 06/15/2026	700	698
Enel Finance International NV 1.625% due 07/12/2026	300	296
Entergy Corp. 2.950% due 09/01/2026	5,661	5,620
Eversource Energy 1.400% due 08/15/2026	13,819	13,587
Georgia Power Co. 4.003% (SOFRINDX + 0.280%) due 09/15/2026 ~	923	923
National Rural Utilities Cooperative Finance Corp. 4.358% (SOFRRATE + 0.580%) due 11/22/2026 ~	8,000	8,020
NextEra Energy Capital Holdings, Inc. 4.633% (SOFRINDX + 0.760%) due 01/29/2026 ~	10,509	10,513
ONEOK, Inc. 5.550% due 11/01/2026	2,900	2,932
Pacific Gas & Electric Co.
2.950% due 03/01/2026	1,200	1,197
3.150% due 01/01/2026	3,115	3,115
SGSP Australia Assets Pty. Ltd. 3.250% due 07/29/2026	3,010	2,998
Southern California Edison Co.
1.200% due 02/01/2026	3,500	3,487
4.400% due 09/06/2026	1,100	1,102
4.900% due 06/01/2026	17,400	17,426
5.350% due 03/01/2026	935	937
Southwestern Electric Power Co. 1.650% due 03/15/2026	16,606	16,518

		95,261

Total Corporate Bonds & Notes (Cost $1,080,272)		1,081,726

U.S. GOVERNMENT AGENCIES 13.5%
Federal Home Loan Mortgage Corp. 4.125% due 09/26/2028	10,000	10,006
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 4.559% due 08/25/2027 •	5,278	5,278
Federal Home Loan Mortgage Corp. REMICS
1.000% due 09/15/2044 - 11/25/2050	17,724	15,482
4.398% due 04/15/2037 •	137	135
4.428% due 07/15/2037 •	141	139
4.498% due 03/15/2040 - 11/15/2043 •	208	207
4.548% due 06/15/2049 •	1,791	1,756

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	December 31, 2025 (Unaudited)

4.598% due 08/15/2041 •	6	6
4.618% due 12/15/2041 •	185	184
4.643% due 05/15/2038 •	348	338
4.648% due 09/15/2037 - 11/15/2041 •	318	318
4.653% due 05/15/2041 •	339	335
4.663% due 06/15/2040 •	783	765
4.673% due 10/15/2037 •	4,027	3,950
4.678% due 07/15/2037 •	287	287
4.698% due 11/15/2037 •	35	35
4.844% due 08/25/2054 •	7,874	7,912
4.854% due 02/25/2055 •	4,335	4,357
4.874% due 09/25/2054 - 02/25/2055 •	19,011	19,121
4.974% due 11/25/2054 •	15,900	15,935
5.048% due 01/15/2032 •	71	72
5.098% due 01/15/2039 •	19	20
5.639% due 05/15/2033 •	68	70
Federal National Mortgage Association 6.497% due 05/01/2038 •	1,579	1,648
Federal National Mortgage Association REMICS
4.289% due 04/25/2036 - 06/25/2042 •	642	635
4.339% due 07/25/2036 - 06/25/2043 •	115	114
4.389% due 02/25/2042 •	204	202
4.439% due 08/25/2049 •	218	214
4.473% due 08/25/2050 •	1,453	1,396
4.489% due 02/25/2042 •	159	158
4.509% due 03/25/2042 •	24	24
4.529% due 07/25/2037 •	30	30
4.539% due 10/25/2041 •	52	52
4.673% due 11/25/2044 - 09/25/2055 •	9,132	9,046
4.723% due 09/25/2049 •	3,144	3,076
4.844% due 08/25/2054 •	6,053	6,082
5.123% due 05/25/2050 •	4,005	3,992
Government National Mortgage Association 6.440% due 06/20/2071 •	2,567	2,620
Government National Mortgage Association REMICS
3.840% due 02/20/2071 •	1,134	1,126
3.860% due 05/20/2067 •	17	17
4.110% due 08/20/2069 •	28	28
4.158% due 04/20/2037 •	291	288
4.298% due 06/20/2049 •	3,736	3,669
4.308% due 05/20/2049 •	1,213	1,189
4.407% due 07/20/2043 •	263	262
4.514% due 12/20/2060 - 10/20/2069 •	1,304	1,303
4.544% due 10/20/2064 •	316	315
4.549% due 01/16/2040 •	513	514
4.564% due 12/20/2068 - 07/20/2070 •	975	972
4.568% due 02/20/2074 - 05/20/2074 •	5,091	5,091
4.584% due 08/20/2065 •	165	165
4.588% due 02/20/2040 •	409	410
4.594% due 03/20/2061 •	31	31
4.598% due 03/20/2040 •	1,265	1,270
4.604% due 02/20/2061 •	13	13
4.614% due 12/20/2060 - 07/20/2070 •	573	571
4.618% due 04/20/2040 - 02/20/2074 •	1,124	1,128
4.644% due 01/20/2070 •	4,262	4,267
4.648% due 03/20/2040 •	987	992
4.677% due 06/20/2068 •	3,932	3,950
4.684% due 04/20/2062 •	59	59
4.718% due 09/20/2075 •	78,720	79,098
4.764% due 12/20/2063 •	26	26
4.774% due 12/20/2065 •	33	34
4.794% due 08/20/2061 •	20	20
4.814% due 10/20/2065 •	1	1
4.818% due 09/20/2071 •	2,225	2,237
4.836% due 12/20/2053 - 04/20/2054 •	13,000	13,002
4.864% due 10/20/2066 - 08/20/2067 •	691	694
4.868% due 01/20/2055 •	396	397
4.884% due 02/20/2066 •	2	3
4.893% due 12/20/2055 •	8,565	8,579
4.914% due 05/20/2066 - 06/20/2066 •	634	637
4.974% due 02/20/2068 •	2,204	2,211
4.977% due 04/20/2068 •	892	903
5.018% due 05/20/2073 •	79	80
5.068% due 08/20/2055 •	20,074	20,221
5.099% due 01/20/2068 •	3,472	3,483
5.114% due 01/20/2066 •	79	80
5.199% due 12/20/2068 •	835	838
5.232% due 10/20/2067 •	3,859	3,909
5.332% due 07/20/2067 •	6,824	6,925
5.364% due 04/20/2070 •	51	51
5.449% due 01/20/2067 •	1,237	1,247
5.577% due 09/20/2067 •	2,685	2,722
5.628% due 02/20/2067 •	1,377	1,393

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	December 31, 2025 (Unaudited)

7.058% due 09/20/2066 ~	789	807

Total U.S. Government Agencies (Cost $295,463)		293,225

U.S. TREASURY OBLIGATIONS 3.1%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 07/15/2026	33,416	33,222
0.125% due 10/15/2026	33,483	33,174

Total U.S. Treasury Obligations (Cost $66,693)		66,396

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.3%
Arroyo Mortgage Trust 1.175% due 10/25/2048 ~	2,225	2,018
BX Commercial Mortgage Trust 4.594% due 10/15/2036 •	5,653	5,650
COLT Mortgage Loan Trust 1.397% due 10/25/2066 ~	10,064	8,648
COMM Mortgage Trust 4.798% due 06/15/2034 •	2,700	2,628
CRSNT Trust 4.694% due 04/15/2036 •	15,000	14,903
GS Mortgage-Backed Securities Trust 4.724% due 01/25/2052 •	693	649
JP Morgan Mortgage Trust 5.224% due 02/25/2055 •	1,373	1,376
MFA Trust 1.381% due 04/25/2065 ~	1,002	984
OBX Trust
1.957% due 10/25/2061 ~	9,476	8,195
2.305% due 11/25/2061 ~	8,683	7,878
2.783% due 01/25/2062 þ	9,209	8,958
Towd Point Mortgage Trust
2.250% due 11/25/2061 ~	3,365	3,178
3.750% due 05/25/2058 ~	6,342	6,260
4.846% due 05/25/2058 •	432	440

Total Non-Agency Mortgage-Backed Securities (Cost $76,702)		71,765

ASSET-BACKED SECURITIES 14.5%
AUTOMOBILE ABS OTHER 4.6%
BMW Vehicle Lease Trust 4.294% due 01/25/2027 •	2,081	2,081
CarMax Auto Owner Trust
4.394% due 03/15/2029 •	9,300	9,309
4.414% due 03/15/2028 •	6,885	6,889
4.674% due 07/17/2028 •	8,608	8,623
Ford Credit Auto Lease Trust 4.384% due 02/15/2027 •	1,124	1,124
Ford Credit Auto Owner Trust
4.284% due 06/15/2028 •	15,000	15,003
4.384% due 04/15/2027 •	2,969	2,970
GM Financial Automobile Leasing Trust 4.388% due 01/20/2027 •	4,400	4,401
Hyundai Auto Lease Securitization Trust
4.374% due 01/18/2028	8,200	8,203
4.384% due 06/15/2027 •	8,728	8,730
4.684% due 09/15/2027 •	4,489	4,499
Nissan Auto Lease Trust 4.394% due 06/15/2027 •	5,597	5,600
Toyota Auto Receivables Owner Trust 4.524% due 03/15/2028 •	8,262	8,270
Toyota Lease Owner Trust 4.328% due 07/20/2027 •	13,201	13,209
Volkswagen Auto Lease Trust 4.388% due 12/21/2026 •	430	430
World Omni Automobile Lease Securitization Trust 4.414% due 02/16/2027 •	132	132

		99,473

AUTOMOBILE SEQUENTIAL 5.0%
ARI Fleet Lease Trust 5.540% due 04/15/2033	4,859	4,895
Bank of America Auto Trust 5.530% due 02/15/2028	1,870	1,884
BMW Vehicle Owner Trust 5.470% due 02/25/2028	891	897
CarMax Auto Owner Trust
4.750% due 10/15/2027	269	270
4.920% due 10/16/2028	8,228	8,293
5.280% due 05/15/2028	1,976	1,990
5.340% due 08/16/2027	3,721	3,731
5.650% due 05/17/2027	17	17

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	December 31, 2025 (Unaudited)

Carvana Auto Receivables Trust
4.070% due 02/12/2029	5,000	5,002
4.190% due 03/12/2029	15,000	15,032
Chase Auto Owner Trust
4.400% due 11/26/2027	380	381
4.400% due 07/25/2028	14,324	14,364
Citizens Auto Receivables Trust
5.330% due 08/15/2028	3,311	3,335
5.830% due 02/15/2028	910	916
Fifth Third Auto Trust 5.530% due 08/15/2028	1,843	1,858
GMF Floorplan Owner Revolving Trust 5.340% due 06/15/2028	10,000	10,062
Harley-Davidson Motorcycle Trust 4.620% due 08/16/2027	1,655	1,656
Hyundai Auto Lease Securitization Trust 5.020% due 03/15/2027	5,179	5,190
Mercedes-Benz Auto Receivables Trust 4.510% due 11/15/2027	866	868
SBNA Auto Lease Trust
4.680% due 04/20/2027	1,347	1,348
5.560% due 11/22/2027	9,016	9,064
SCCU Auto Receivables Trust 5.450% due 12/15/2027	497	498
SFS Auto Receivables Securitization Trust 5.330% due 11/20/2029	7,735	7,821
Stellantis Financial Underwritten Enhanced Lease Trust 4.630% due 07/20/2027	3,259	3,271
Toyota Auto Receivables Owner Trust 5.330% due 01/16/2029	4,374	4,420
World Omni Auto Receivables Trust 4.660% due 05/15/2028	1,709	1,713

		108,776

CMBS OTHER 0.1%
MF1 Ltd. 4.929% due 10/16/2036 •	983	982

CREDIT CARD BULLET 1.5%
Evergreen Credit Card Trust 4.540% due 10/15/2029 •	13,000	13,049
Master Credit Card Trust II 4.693% due 01/21/2028 •	20,000	20,006

		33,055

CREDIT CARD OTHER 1.0%
Golden Credit Card Trust 1.140% due 08/15/2028	12,000	11,798
Trillium Credit Card Trust II 4.297% due 09/26/2030 •	9,900	9,938

		21,736

OTHER ABS 2.3%
CIFC Funding Ltd. 5.077% due 10/24/2030 •	78	78
Crown Point CLO 7 Ltd. 5.114% due 10/20/2031 •	1,170	1,171
DLLAA LLC 4.700% due 10/20/2027	9,128	9,165
DLLAD LLC
4.790% due 01/20/2028	1,441	1,450
5.500% due 08/20/2027	1,884	1,892
Kubota Credit Owner Trust 5.450% due 04/15/2027	3,618	3,630
LCM 30 Ltd. 5.226% due 04/20/2031 •	643	643
MMAF Equipment Finance LLC 5.790% due 11/13/2026	47	47
Navient Private Education Loan Trust 4.585% (TSFR1M + 0.834%) due 12/15/2059 ~	254	255
Navient Private Education Refi Loan Trust
1.310% due 01/15/2069	2,795	2,647
1.580% due 04/15/2070	6,012	5,467
1.690% due 05/15/2069	1,126	1,076
2.230% due 07/15/2070	899	825
3.130% due 02/15/2068	286	283
Nelnet Student Loan Trust 1.420% due 04/20/2062	1,188	1,127
Northwoods Capital XIV-B Ltd. 5.091% due 11/13/2031 •	3,494	3,496
PHEAA Student Loan Trust 4.939% due 11/25/2065 •	1,477	1,477

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	December 31, 2025 (Unaudited)

Saranac CLO VI Ltd. 5.125% due 08/13/2031 •	147	147
SLM Private Credit Student Loan Trust 4.295% due 12/15/2038 •	813	803
Sound Point CLO XXVIII Ltd. 5.138% due 01/25/2032 •	4,248	4,250
TCI-Symphony CLO Ltd. 5.193% due 10/13/2032 •	278	279
Venture XXIX CLO Ltd. 5.103% due 09/07/2030 •	439	440
Verizon Master Trust 4.588% due 08/20/2030 •	10,000	10,058

		50,706

Total Asset-Backed Securities (Cost $314,775)		314,728

SOVEREIGN ISSUES 2.1%
Kommunalbanken AS 4.045% (SOFRINDX + 0.320%) due 06/25/2027 ~	40,000	40,039
Korea National Oil Corp. 4.920% (SOFRRATE + 1.080%) due 11/14/2026 ~	3,623	3,658
Kuntarahoitus OYJ 4.977% due 07/15/2026 •	1,000	1,004

Total Sovereign Issues (Cost $44,647)		44,701

SHORT-TERM INSTRUMENTS 4.2%
CERTIFICATES OF DEPOSIT 1.0%
National Bank of Kuwait 4.150% (SOFRRATE + 0.380%) due 05/26/2026	21,800	21,800

COMMERCIAL PAPER 2.3%
HCA, Inc.
4.300% due 01/07/2026	10,300	10,292
4.300% due 01/13/2026	6,100	6,091
Oracle Corp. 4.220% due 01/16/2026	22,200	22,162
Southern California Edison Co. 4.550% due 01/05/2026	8,000	7,996
VW Credit, Inc. 4.220% due 01/13/2026	2,700	2,696

		49,237

REPURCHASE AGREEMENTS (b) 0.2%		4,700

SHORT-TERM NOTES 0.7%
ARI Fleet Lease Trust 4.559% due 05/15/2026	3,046	3,049
HPEFS Equipment Trust 4.153% due 10/20/2026	11,699	11,710

		14,759

Total Short-Term Instruments (Cost $90,488)		90,496

Total Investments in Securities (Cost $1,969,040)		1,963,037

	SHARES
INVESTMENTS IN AFFILIATES 7.9%
SHORT-TERM INSTRUMENTS 7.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.9%
PIMCO Short Asset Portfolio	17,357,924	170,403

Total Short-Term Instruments (Cost $170,089)		170,403

Total Investments in Affiliates (Cost $170,089)		170,403

Total Investments 98.6% (Cost $2,139,129)		$2,133,440
Financial Derivative Instruments (c)(d) 0.0%(Cost or Premiums, net $1,029)		270
Other Assets and Liabilities, net 1.4%		29,828

Net Assets 100.0%		$2,163,538

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

SAL	3.870%	12/31/2025	01/02/2026	$4,700	U.S. Treasury Bills 0.000% due 10/29/2026	$(4,798)	$4,700	$4,701

Total Repurchase Agreements	$(4,798)	$4,700	$4,701

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(23,435) at a weighted average interest rate of 4.505%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(c)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2028	656	$158,662	$(152)	$0	$(49)
U.S. Treasury 2-Year Note March Futures	03/2026	604	126,109	282	0	(43)
U.S. Treasury 5-Year Note March Futures	03/2026	2,869	313,595	(474)	0	(336)

$(344)	$0	$(428)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note March Futures	03/2026	86	$(9,670)	$65	$18	$0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	27	(3,186)	27	10	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	176	(20,243)	53	33	0

$145	$61	$0

Total Futures Contracts	$(199)	$61	$(428)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	4.100%	Annual	02/11/2026	$418,800	$520	$143	$663	$0	$(2)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.290	Annual	05/31/2030	108,280	(12)	472	460	155	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.375	Annual	05/31/2030	143,277	141	0	141	205	0

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	December 31, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030	89,700	127	1,010	1,137	134	0

Total Swap Agreements	$776	$1,625	$2,401	$494	$(2)

Cash of $18,327 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.
(1)	This instrument has a forward starting effective date.
(d)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.250%	12/09/2026	5,300	$3	$1
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.250	12/09/2026	548,000	250	144

Total Purchased Options	$253	$145

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$656,655	$0	$656,655
Industrials	0	329,810	0	329,810
Utilities	0	95,261	0	95,261
U.S. Government Agencies	0	284,646	8,579	293,225
U.S. Treasury Obligations	0	66,396	0	66,396
Non-Agency Mortgage-Backed Securities	0	71,765	0	71,765
Asset-Backed Securities
Automobile ABS Other	0	99,473	0	99,473
Automobile Sequential	0	108,776	0	108,776
CMBS Other	0	982	0	982
Credit Card Bullet	0	33,055	0	33,055
Credit Card Other	0	21,736	0	21,736
Other ABS	0	50,706	0	50,706
Sovereign Issues	0	44,701	0	44,701
Short-Term Instruments
Certificates of Deposit	0	21,800	0	21,800
Commercial Paper	0	49,237	0	49,237
Repurchase Agreements	0	4,700	0	4,700
Short-Term Notes	0	14,759	0	14,759

$0	$1,954,458	$8,579	$1,963,037
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$170,403	$0	$0	$170,403

Total Investments	$170,403	$1,954,458	$8,579	$2,133,440

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	555	0	555
Over the counter	0	145	0	145

$0	$700	$0	$700
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(430)	$0	$(430)

Total Financial Derivative Instruments	$0	$270	$0	$270

Totals	$170,403	$1,954,728	$8,579	$2,133,710

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

Schedule of Investments PIMCO Short Duration Municipal Income Fund	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 86.6% ¤
MUNICIPAL BONDS & NOTES 83.9%
ALABAMA 3.7%
Alabama Housing Finance Authority Revenue Notes, Series 2024 5.000% due 02/01/2029	$500	$520
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 3.670% (MUNIPSA) due 10/01/2052 ~	2,000	1,983
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 06/01/2049	1,200	1,266
5.500% due 10/01/2054	1,900	2,089
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2024 5.000% due 10/01/2055	1,100	1,184
Black Belt Energy Gas District, Alabama Revenue Notes, Series 2025 5.000% due 10/01/2035	2,500	2,649
Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2023 5.750% due 04/01/2054	1,000	1,108
Jefferson County, Alabama Sewer Revenue Notes, Series 2024 5.000% due 10/01/2031	2,500	2,762
Selma Industrial Development Board, Alabama Revenue Bonds, Series 2019 3.450% due 11/01/2033	500	502
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2022 5.000% due 05/01/2053	1,400	1,449
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023 5.000% due 01/01/2054	1,900	2,010
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2024 5.000% due 11/01/2035	2,000	2,125

		19,647

ARIZONA 2.7%
Arizona Health Facilities Authority Revenue Bonds, Series 2015 3.570% (MUNIPSA) due 01/01/2046 ~	915	910
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2007 4.100% due 12/01/2037	1,320	1,330
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2019 4.000% due 06/01/2049	3,670	3,722
Maricopa County, Arizona & Phoenix Industrial Development Authorities Revenue Bonds, (GNMA Insured), Series 2025 5.750% due 03/01/2056	595	657
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2023 5.000% due 01/01/2053	3,000	3,077
Maricopa County, Arizona Pollution Control Corp. Revenue Bonds, Series 2003 3.875% due 01/01/2038	2,000	2,034
Phoenix, Arizona General Obligation Refunding Notes, Series 2022 5.000% due 07/01/2026	1,360	1,377
Yuma, Arizona Revenue Notes, Series 2025 5.000% due 07/01/2027	1,200	1,244

		14,351

ARKANSAS 0.2%
Arkansas Development Finance Authority Revenue Bonds, Series 2025 3.875% due 10/15/2065	1,200	1,202

CALIFORNIA 5.2%
Bay Area Toll Authority, California Revenue Bonds, Series 2021
3.730% (MUNIPSA) due 04/01/2056 ~	1,000	986
3.770% (MUNIPSA) due 04/01/2056 ~	2,500	2,497
California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	2,000	2,129
5.250% due 11/01/2054	3,100	3,294
5.500% due 10/01/2054	990	1,081
California Health Facilities Financing Authority Revenue Bonds, Series 2025 5.000% due 10/01/2050	1,400	1,507
California Housing Finance Agency Revenue Bonds, (HUD Insured), Series 2024 5.970% due 11/01/2053	1,500	1,511
California Housing Finance Agency Revenue Bonds, Series 2021 3.500% due 11/20/2035	1,018	1,009
California Housing Finance Revenue Bonds, Series 2024 5.700% due 06/01/2054	2,900	2,895
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021 4.020% (MUNIPSA) due 12/01/2050 ~	2,000	1,997
California Statewide Communities Development Authority Revenue Bonds, Series 2006 4.500% due 11/01/2033	1,300	1,366

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	December 31, 2025 (Unaudited)

Inland Empire Tobacco Securitization Corp. California Revenue Bonds, Series 2019 3.678% due 06/01/2038	1,390	1,348
San Diego County, California Regional Airport Authority Revenue Notes, Series 2023 5.000% due 07/01/2033	3,250	3,689
Silicon Valley Clean Water, California Revenue Notes, Series 2021 0.500% due 03/01/2026	2,500	2,490

		27,799

COLORADO 3.6%
Board of Governors of Colorado State University System Revenue Bonds, Series 2025 2.420% due 03/01/2055	5,000	5,000
Colorado Health Facilities Authority Revenue Bonds, Series 2022 3.870% (MUNIPSA) due 05/15/2061 ~	4,000	3,998
Colorado Health Facilities Authority Revenue Bonds, Series 2023 5.000% due 11/15/2058	1,000	1,057
Colorado Health Facilities Authority Revenue Bonds, Series 2024 5.000% due 12/01/2034	2,000	2,276
Colorado Health Facilities Authority Revenue Notes, Series 2020 2.800% due 12/01/2026	290	285
Denver, Colorado Airport System City & County Revenue Notes, Series 2023 5.000% due 11/15/2027	1,000	1,040
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2024 3.276% (SOFRRATE) due 09/01/2039 ~	2,100	2,097
University of Colorado Revenue Notes, Series 2024 5.000% due 10/01/2028	3,500	3,740

		19,493

CONNECTICUT 1.2%
Connecticut State General Obligation Notes, Series 2025 5.000% due 12/01/2032	5,500	6,323

DISTRICT OF COLUMBIA 1.1%
District of Columbia General Obligation Bonds, Series 2018 5.000% due 06/01/2030	1,250	1,324
District of Columbia Income Tax Revenue Notes, Series 2025 5.000% due 06/01/2027	4,500	4,663

		5,987

FLORIDA 3.8%
Capital Projects Finance Authority, Florida Revenue Notes, Series 2020 5.000% due 10/01/2027	1,250	1,283
Duval County, Florida Public Schools Certificates of Participation Notes, (AGC Insured), Series 2025 5.000% due 07/01/2027	2,850	2,953
Florida Housing Finance Corp. Revenue Notes, Series 2025 3.150% due 12/01/2028	1,875	1,878
Gainesville, Florida Utilities System Revenue Bonds, Series 2012 2.550% due 10/01/2042	3,985	3,985
Hillsborough County, Florida Housing Finance Authority Revenue Notes, Series 2025 3.125% due 12/01/2028	1,850	1,853
Miami-Dade County, Florida Aviation Revenue Notes, Series 2024 5.000% due 10/01/2028	2,500	2,636
Miami-Dade County, Florida Housing Finance Authority Revenue Notes, Series 2025 2.950% due 09/01/2029	2,700	2,690
Mid-Bay Bridge Authority, Florida Revenue Notes, (AGC Insured), Series 2025 5.000% due 10/01/2026	1,000	1,016
Palm Beach County, Florida School District Certificates of Participation Notes, Series 2025 5.000% due 08/01/2029	1,665	1,807

		20,101

GEORGIA 2.2%
Cobb County, Georgia Kennestone Hospital Authority Revenue Notes, Series 2023 5.000% due 04/01/2028	1,400	1,470
College Park Housing Authority, Georgia Revenue Bonds, Series 2025 3.450% due 04/01/2044	1,800	1,815
Columbus County, Georgia Housing Authority Revenue Notes, (HUD Insured), Series 2025 5.000% due 04/01/2028	400	410
Development Authority of Burke County, Georgia Revenue Bonds, Series 2013 3.375% due 11/01/2053	3,400	3,415
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023 5.000% due 12/01/2053	1,900	2,034
Municipal Electric Authority of Georgia Revenue Notes, Series 2024
5.000% due 01/01/2027	1,000	1,025
5.000% due 01/01/2028	800	836

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	December 31, 2025 (Unaudited)

Warner Robins Housing Authority Resident Council Corp. Georgia Revenue Notes, Series 2024 5.000% due 02/01/2029	500	521

		11,526

IDAHO 0.7%
Idaho Health Facilities Authority Revenue Bonds, Series 2013 2.950% due 12/01/2048	1,850	1,850
Idaho Housing & Finance Association Revenue Bonds, Series 2025 3.350% due 06/10/2050	1,900	1,913

		3,763

ILLINOIS 5.2%
Chicago Midway International Airport, Illinois Revenue Notes, (BAM Insured), Series 2023 5.000% due 01/01/2027	1,000	1,025
Chicago, Illinois Revenue Notes, Series 2025 3.200% due 10/01/2028	1,700	1,707
Illinois Finance Authority Revenue Bonds, Series 2021 4.020% (MUNIPSA) due 05/01/2042 ~	1,500	1,496
Illinois Finance Authority Revenue Bonds, Series 2023 4.600% due 10/01/2053	5,000	5,017
Illinois Finance Authority Revenue Notes, Series 2025 5.000% due 08/15/2030	3,400	3,697
Illinois State General Obligation Notes, Series 2020 5.500% due 05/01/2030	7,750	8,296
Illinois State General Obligation Notes, Series 2024
5.000% due 05/01/2028	1,615	1,694
5.000% due 02/01/2032	3,000	3,332
Sales Tax Securitization Corp. Illinois Revenue Notes, Series 2020 5.000% due 01/01/2029	1,400	1,485

		27,749

INDIANA 2.9%
Indiana Finance Authority Revenue Bonds, Series 2010 2.500% due 11/01/2030	3,350	3,213
Indiana Finance Authority Revenue Bonds, Series 2012 3.000% due 11/01/2030	2,800	2,740
Indiana Finance Authority Revenue Bonds, Series 2023 5.000% due 10/01/2062	2,000	2,099
Indiana Finance Authority Revenue Bonds, Series 2025 5.000% due 10/01/2063	1,000	1,101
Indiana Finance Authority Revenue Notes, Series 2025 5.000% due 11/15/2028	2,300	2,448
Mount Vernon, Indiana Revenue Bonds, Series 2015 4.250% due 09/01/2055	2,000	2,027
Warrick County, Indiana Revenue Bonds, Series 2015 4.250% due 09/01/2055	2,000	2,027

		15,655

KANSAS 1.1%
Burlington, Kansas Revenue Bonds, Series 2023 4.300% due 03/01/2045	4,500	4,507
Kansas Housing Development Finance Authority Revenue Notes, (HUD Insured), Series 2024 3.010% due 11/01/2027	1,600	1,600

		6,107

KENTUCKY 0.9%
Kentucky Public Energy Authority Revenue Bonds, Series 2024 5.000% due 01/01/2055	450	484
Kentucky Public Energy Authority Revenue Bonds, Series 2025 5.000% due 05/01/2036	3,000	3,189
Trimble County, Kentucky Revenue Bonds, Series 2023 4.700% due 06/01/2054	1,400	1,411

		5,084

LOUISIANA 0.2%
Louisiana Housing Corp. Revenue Notes, (FHA Insured), Series 2024 5.000% due 04/01/2028	1,220	1,250

MAINE 0.2%
Maine Finance Authority Revenue Notes, (AGM Insured), Series 2023 5.000% due 12/01/2027	1,000	1,029

MARYLAND 0.1%
Prince George's County, Maryland General Obligation Notes, Series 2024 5.000% due 09/01/2026	280	285

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	December 31, 2025 (Unaudited)

MASSACHUSETTS 2.2%
Commonwealth of Massachusetts General Obligation Notes, Series 2025 5.000% due 07/01/2034	3,000	3,524
Commonwealth of Massachusetts Special Obligation Revenue Bonds, (BAM Insured), Series 2005 5.500% due 01/01/2034	5,000	5,870
Massachusetts Development Finance Agency Revenue Bonds, Series 2019 3.920% (MUNIPSA) due 07/01/2049 ~	2,500	2,501

		11,895

MICHIGAN 4.1%
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 3.445% (TSFR3M) due 07/01/2032 ~	2,500	2,493
Michigan Finance Authority Hospital Revenue Refunding Bonds, Series 2022 4.070% (MUNIPSA) due 04/15/2047 ~	2,500	2,494
Michigan Finance Authority Revenue Notes, Series 2024
5.000% due 02/29/2028	535	557
5.000% due 02/28/2031	950	1,041
Michigan State Housing Development Authority Revenue Bonds, Series 2024 6.250% due 06/01/2055	395	434
Michigan Strategic Fund Revenue Bonds, Series 2001 4.125% due 08/01/2027	2,500	2,507
Wayne County, Michigan Airport Authority Revenue Notes, (AGM Insured), Series 2023
5.000% due 12/01/2027	1,100	1,142
5.000% due 12/01/2028	6,655	7,019
Western Michigan University Revenue Notes, (AGC Insured), Series 2025 5.000% due 11/15/2029	4,000	4,343

		22,030

MINNESOTA 0.4%
Housing & Redevelopment Authority of The City of St Paul Minnesota Revenue Bonds, Series 2017 5.000% due 11/15/2030	650	670
Minnesota Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 6.250% due 07/01/2055	1,245	1,404

		2,074

MISSISSIPPI 0.2%
Mississippi Development Bank Revenue Bonds, Series 2025 5.000% due 03/01/2039	1,000	1,092

MISSOURI 1.1%
Industrial Development Authority of the City of St Louis Missouri Revenue Bonds, Series 2025 3.150% due 04/01/2046	700	701
Missouri Housing Development Commission Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 6.250% due 05/01/2056	4,500	5,041

		5,742

MULTI-STATE 0.6%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023 4.415% due 08/25/2040	3,449	3,492

NEBRASKA 0.3%
Nebraska Public Power District Revenue Notes, Series 2023 5.000% due 07/01/2028	1,500	1,573

NEVADA 0.5%
Washoe County, Nevada Revenue Bonds, Series 2016 4.125% due 03/01/2036	2,500	2,556

NEW JERSEY 1.4%
New Jersey Economic Development Authority Revenue Notes, Series 2023 5.000% due 03/01/2028	2,000	2,102
New Jersey Housing & Mortgage Finance Agency Revenue Bonds, Series 2025 6.500% due 04/01/2056	600	674
New Jersey Turnpike Authority Revenue Notes, Series 2020 5.000% due 01/01/2028	4,525	4,625

		7,401

NEW MEXICO 0.4%
New Mexico Mortgage Finance Authority Revenue Bonds, (HUD Insured), Series 2023 2.970% due 02/01/2042	2,095	2,094

NEW YORK 7.1%
Chautauqua County, New York Capital Resource Corp. Revenue Bonds, Series 2020 4.250% due 04/01/2042	2,500	2,538

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	December 31, 2025 (Unaudited)

Long Island Power Authority, New York Revenue Bonds, Series 2025 3.000% due 09/01/2055	2,100	2,105
Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2002 3.326% (SOFRRATE) due 11/01/2032 ~	2,000	2,000
New York City, New York General Obligation Bonds, Series 2012 2.550% due 04/01/2042	4,000	4,000
New York City, New York Housing Development Corp. Revenue Bonds, Series 2025 3.750% due 05/01/2065	2,100	2,133
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2013 2.500% due 06/15/2050	3,900	3,900
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2022 5.000% due 06/15/2027	1,250	1,250
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024 5.000% due 11/01/2036	1,500	1,712
New York Power Authority Revenue Notes, (AGM Insured), Series 2023 5.000% due 11/15/2027	1,300	1,365
New York State Dormitory Authority Revenue Bonds, Series 2016
5.000% due 03/15/2035	2,500	2,535
5.000% due 03/15/2036	1,000	1,014
New York State Dormitory Authority Revenue Bonds, Series 2019 5.000% due 05/01/2048	2,500	2,504
New York State Housing Finance Agency Revenue Bonds, Series 2025 3.600% due 11/01/2064	2,300	2,316
New York Transportation Development Corp. Revenue Notes, Series 2018 5.000% due 01/01/2027	4,000	4,067
Triborough Bridge & Tunnel Authority, New York Revenue Notes, Series 2025 5.000% due 03/01/2028	4,000	4,212

		37,651

NORTH CAROLINA 3.1%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2007 2.550% due 01/15/2037	3,655	3,655
Durham Housing Authority, North Carolina Revenue Notes, (FHA Insured), Series 2025 3.625% due 04/01/2029	1,250	1,267
Inlivian, North Carolina Revenue Bonds, Series 2025
3.300% due 11/10/2043	1,400	1,413
3.625% due 11/01/2058	3,700	3,739
North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.250% due 07/01/2055	815	895
North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 6.500% due 01/01/2056	900	1,029
North Carolina State Revenue Notes, Series 2025 5.000% due 03/01/2030	2,000	2,199
Raleigh Housing Authority, North Carolina Revenue Bonds, Series 2025 2.950% due 09/01/2059	2,150	2,147

		16,344

NORTH DAKOTA 0.1%
North Dakota Housing Finance Agency Revenue Bonds, Series 2025 6.000% due 01/01/2056	600	661

OHIO 3.3%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Notes, Series 2020 5.000% due 06/01/2027	615	633
Hamilton County, Ohio Revenue Bonds, Series 2021 2.550% due 08/15/2051	4,760	4,760
Ohio Air Quality Development Authority Revenue Bonds, Series 2009 4.750% due 06/01/2033	500	525
Ohio Air Quality Development Authority Revenue Bonds, Series 2014 2.400% due 12/01/2038	800	763
Ohio Air Quality Development Authority Revenue Bonds, Series 2022 4.250% due 11/01/2039	2,000	2,032
Ohio Air Quality Development Authority Revenue Notes, Series 2022 4.000% due 09/01/2030	2,900	2,938
Ohio State Hospital Revenue Bonds, Series 2021 5.000% due 01/01/2033	2,415	2,708
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2009 4.750% due 06/01/2033	2,000	2,101
Port of Greater Cincinnati Development Authority, Ohio Revenue Notes, (AGM Insured), Series 2024 5.000% due 12/01/2031	535	592
Worthington City School District, Ohio General Obligation Notes, Series 2023 0.000% due 12/01/2028 (a)	500	457

		17,509

OKLAHOMA 0.3%
Muskogee County, Oklahoma Public Safety Authority Revenue Notes, Series 2025 4.000% due 12/01/2027	1,075	1,090

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	December 31, 2025 (Unaudited)

Oklahoma Housing Finance Agency Revenue Bonds, (HUD Insured), Series 2025 3.200% due 10/01/2042	500	501

		1,591

OREGON 0.4%
Multnomah County School District 40, Oregon General Obligation Notes, Series 2023 0.000% due 06/15/2026 (a)	275	272
Oregon Housing & Community Services Department State Revenue Bonds, Series 2025 3.100% due 12/01/2059	1,790	1,790

		2,062

PENNSYLVANIA 4.5%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2017 4.020% (MUNIPSA) due 11/15/2047 ~	4,000	3,965
Montgomery County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2023 4.100% due 06/01/2029	3,500	3,641
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2015 5.000% due 06/30/2028	850	856
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2017 3.875% due 08/01/2037	5,000	5,011
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2019 3.450% due 04/01/2034	5,000	5,000
Pennsylvania Turnpike Commission Revenue Notes, Series 2024 5.000% due 06/01/2031	1,325	1,482
Philadelphia, Pennsylvania Airport Revenue Notes, Series 2021 5.000% due 07/01/2027	4,000	4,115

		24,070

PUERTO RICO 1.3%
Puerto Rico Housing Finance Authority Revenue Notes, (HUD Insured), Series 2023 5.000% due 03/01/2027	2,000	2,006
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 4.500% due 07/01/2034	4,750	4,750

		6,756

SOUTH CAROLINA 0.8%
Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023 5.250% due 02/01/2054	1,100	1,190
South Carolina Public Service Authority Revenue Notes, Series 2025 5.000% due 12/01/2028	1,650	1,761
South Carolina State Housing Finance & Development Authority Revenue Bonds, (HUD Insured), Series 2024 3.000% due 04/01/2043	1,300	1,301

		4,252

TENNESSEE 1.1%
Metropolitan Government Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2025 3.150% due 12/01/2042	1,000	1,002
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Notes, (FHA Insured), Series 2025 5.000% due 10/01/2028	500	516
Tennergy Corp. Tennessee Revenue Bonds, Series 2021 4.000% due 12/01/2051	3,000	3,052
Tennergy Corp. Tennessee Revenue Bonds, Series 2022 5.500% due 10/01/2053	1,000	1,073

		5,643

TEXAS 12.0%
Austin, Texas Electric Utility Revenue Notes, Series 2023 5.000% due 11/15/2026	1,750	1,787
Austin, Texas Electric Utility Revenue Notes, Series 2025 5.000% due 11/15/2027	2,500	2,613
Central Texas Turnpike System Revenue Bonds, Series 2024 5.000% due 08/15/2042	1,000	1,080
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2025
5.000% due 11/01/2050	1,500	1,643
5.250% due 11/01/2043	2,200	2,350
Dallas Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025 5.000% due 02/15/2055	4,250	4,536
EP Tuscany Zaragosa PFC, Texas Revenue Notes, Series 2023 4.000% due 12/01/2033	2,000	2,005
Fort Bend Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025 3.800% due 08/01/2055	8,000	8,183
Grand Parkway Transportation Corp. Texas Revenue Bonds, Series 2023 5.000% due 10/01/2052	2,000	2,079
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2019 5.000% due 07/01/2049	2,500	2,548
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2024 5.000% due 07/01/2054	1,500	1,598

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	December 31, 2025 (Unaudited)

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2024 5.000% due 07/01/2033	4,100	4,692
Harris County, Texas Toll Road Revenue Notes, Series 2024 5.000% due 08/15/2026	2,380	2,416
Las Varas Public Facility Corp. Texas Revenue Bonds, Series 2025 4.000% due 05/01/2043	4,000	4,071
Matagorda County, Texas Navigation District No 1, Revenue Bonds, Series 2001 2.600% due 11/01/2029	1,500	1,454
Mission Economic Development Corp., Texas Revenue Bonds, Series 2025 3.450% due 06/01/2055	5,000	5,000
Montgomery County, Texas General Obligation Bonds, Series 2018 5.000% due 03/01/2034	1,005	1,050
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022 2.000% due 06/01/2052	1,300	1,278
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2025 3.080% due 02/01/2055	2,500	2,509
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022 5.000% due 11/15/2052	1,600	1,608
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2025 5.000% due 11/15/2064	1,500	1,676
Texas Department of Housing & Community Affairs Revenue Bonds, (GNMA Insured), Series 2025 6.000% due 01/01/2056	1,000	1,118
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 4.120% (TSFR3M) due 12/15/2026 ~	1,500	1,500
THF Public Facility Corp. Texas Revenue Bonds, Series 2025 3.340% due 02/01/2044	800	807
Williamson County, Texas General Obligation Notes, Series 2021 1.286% due 02/15/2029	4,700	4,359

		63,960

UTAH 0.2%
Utah Housing Corp. Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 6.500% due 07/01/2055	900	1,027

VIRGINIA 1.7%
Arlington County, Virginia Industrial Development Authority Revenue Bonds, Series 2023 5.000% due 07/01/2053	1,300	1,406
Arlington County, Virginia Industrial Development Authority Revenue Bonds, Series 2025 3.100% due 12/01/2055	3,000	3,000
Richmond Redevelopment & Housing Authority, Virginia Revenue Bonds, Series 2025 3.100% due 12/01/2055	700	700
Virginia College Building Authority Revenue Notes, Series 2021 0.770% due 09/01/2026	3,000	2,944
Virginia Public Building Authority Revenue Bonds, Series 2015 4.000% due 08/01/2030	1,100	1,101

		9,151

WASHINGTON 0.4%
Energy Northwest, Washington Revenue Notes, Series 2024 5.000% due 07/01/2027	1,000	1,038
Washington Health Care Facilities Authority Revenue Notes, Series 2025 5.000% due 10/01/2030	800	875

		1,913

WEST VIRGINIA 0.4%
West Virginia Economic Development Authority Revenue Bonds, Series 2015 3.375% due 03/01/2040	2,250	2,276

WISCONSIN 1.0%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2022 3.700% due 10/01/2046	2,500	2,558
Public Finance Authority, Wisconsin Revenue Notes, Series 2021 4.000% due 10/01/2027	195	197

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	December 31, 2025 (Unaudited)

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018 3.500% (MUNIPSA) due 08/15/2054 ~	2,500	2,490

		5,245

Total Municipal Bonds & Notes (Cost $441,006)		447,411

U.S. GOVERNMENT AGENCIES 0.4%
Federal Home Loan Mortgage Corp. Multifamily Variable Rate Certificate 4.625% due 07/15/2040 •	1,949	2,006

Total U.S. Government Agencies (Cost $1,949)		2,006

	SHARES
SHORT-TERM INSTRUMENTS 2.3%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.850% (b)	614,510	615

	PRINCIPAL AMOUNT (000s)
MUNICIPAL BONDS & NOTES 2.2%
Albany City School District, New York General Obligation Notes, Series 2025 4.000% due 06/25/2026	$2,500	2,514
Chittenango Central School District, New York General Obligation Notes, Series 2025 4.000% due 06/25/2026	3,000	3,016
Honeoye Falls-Lima Central School District, New York General Obligation Notes, Series 2025 4.000% due 06/25/2026	1,000	1,006
Starpoint Central School District, New York General Obligation Notes, Series 2025 4.000% due 06/26/2026	5,000	5,026

Total Municipal Bonds & Notes (Cost $11,545)		11,562

Total Short-Term Instruments (Cost $12,160)		12,177

Total Investments in Securities (Cost $455,115)		461,594

	SHARES
INVESTMENTS IN AFFILIATES 11.9%
SHORT-TERM INSTRUMENTS 11.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.9%
PIMCO Short-Term Floating NAV Portfolio III	6,541,368	63,719

Total Short-Term Instruments (Cost $63,695)		63,719

Total Investments in Affiliates (Cost $63,695)		63,719

Total Investments 98.5% (Cost $518,810)		$525,313
Other Assets and Liabilities, net 1.5%		7,794

Net Assets 100.0%		$533,107

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)				Zero coupon security.
(b)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$19,647	$0	$19,647
Arizona	0	14,351	0	14,351
Arkansas	0	1,202	0	1,202
California	0	27,799	0	27,799
Colorado	0	19,493	0	19,493
Connecticut	0	6,323	0	6,323
District of Columbia	0	5,987	0	5,987
Florida	0	20,101	0	20,101
Georgia	0	11,526	0	11,526
Idaho	0	3,763	0	3,763
Illinois	0	27,749	0	27,749
Indiana	0	15,655	0	15,655
Kansas	0	6,107	0	6,107
Kentucky	0	5,084	0	5,084
Louisiana	0	1,250	0	1,250
Maine	0	1,029	0	1,029
Maryland	0	285	0	285
Massachusetts	0	11,895	0	11,895
Michigan	0	22,030	0	22,030
Minnesota	0	2,074	0	2,074
Mississippi	0	1,092	0	1,092
Missouri	0	5,742	0	5,742
Multi-State	0	3,492	0	3,492
Nebraska	0	1,573	0	1,573
Nevada	0	2,556	0	2,556
New Jersey	0	7,401	0	7,401
New Mexico	0	2,094	0	2,094
New York	0	37,651	0	37,651
North Carolina	0	16,344	0	16,344
North Dakota	0	661	0	661
Ohio	0	17,509	0	17,509
Oklahoma	0	1,591	0	1,591
Oregon	0	2,062	0	2,062
Pennsylvania	0	24,070	0	24,070
Puerto Rico	0	6,756	0	6,756
South Carolina	0	4,252	0	4,252
Tennessee	0	5,643	0	5,643
Texas	0	63,960	0	63,960
Utah	0	1,027	0	1,027
Virginia	0	9,151	0	9,151
Washington	0	1,913	0	1,913
West Virginia	0	2,276	0	2,276
Wisconsin	0	5,245	0	5,245
U.S. Government Agencies	0	2,006	0	2,006
Short-Term Instruments
Mutual Funds	0	615	0	615
Municipal Bonds & Notes	0	11,562	0	11,562

	$0	$461,594	$0	$461,594
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$63,719	$0	$0	$63,719

Total Investments	$63,719	$461,594	$0	$525,313

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

Schedule of Investments PIMCO Short-Term Fund	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 120.1% ¤
CORPORATE BONDS & NOTES 50.3%
BANKING & FINANCE 31.9%
ABN AMRO Bank NV
4.751% (SOFRINDX + 1.000%) due 12/03/2028 ~		$95,195	$95,554
5.505% due 09/18/2027 •		5,500	5,548
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.750% due 01/30/2026		8,380	8,366
2.450% due 10/29/2026		70,862	69,918
3.650% due 07/21/2027		4,550	4,524
6.100% due 01/15/2027		16,193	16,505
Air Lease Corp.
1.875% due 08/15/2026		33,264	32,778
2.200% due 01/15/2027		15,900	15,583
2.875% due 01/15/2026		8,750	8,745
3.625% due 12/01/2027		592	586
3.750% due 06/01/2026		1,232	1,230
5.300% due 06/25/2026		14,877	14,955
Aircastle Ltd. 4.250% due 06/15/2026		6,294	6,295
American Honda Finance Corp.
4.470% due 03/08/2027 •		23,300	23,361
4.544% due 08/13/2027 •		35,500	35,582
4.849% (SOFRRATE + 0.870%) due 07/09/2027 ~		33,700	33,870
Aozora Bank Ltd. 5.900% due 09/08/2026		1,900	1,917
Athene Global Funding
4.504% due 08/10/2026 •		24,400	24,430
4.805% (SOFRINDX + 1.030%) due 08/27/2026 ~		9,755	9,789
4.938% (SOFRINDX + 1.210%) due 03/25/2027 ~		98,345	98,978
4.950% due 01/07/2027		10,000	10,075
Aviation Capital Group LLC 1.950% due 09/20/2026		35,141	34,580
Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		7,672	7,647
3.250% due 02/15/2027		931	921
4.250% due 04/15/2026		678	678
4.375% due 05/01/2026		5,645	5,647
Banco Santander SA
4.800% due 07/19/2027	AUD	1,600	1,065
5.097% (SOFRRATE + 1.120%) due 07/15/2028 ~		$32,800	33,011
Bank of America Corp.
1.734% due 07/22/2027 •		39,000	38,508
3.559% due 04/23/2027 •		300	299
4.872% (SOFRRATE + 0.970%) due 07/22/2027 ~		915	919
Bank of America NA 4.823% (SOFRRATE + 1.020%) due 08/18/2026 ~		700	703
Bank of Montreal
4.475% (SOFRINDX + 0.750%) due 09/22/2028 ~		9,400	9,418
4.610% (SOFRINDX + 0.880%) due 09/10/2027 ~		20,716	20,779
Bank of Nova Scotia
4.526% (SOFRINDX + 0.780%) due 06/04/2027 ~		3,707	3,720
4.740% (SOFRRATE + 1.000%) due 09/08/2028 ~		5,005	5,032
Banque Federative du Credit Mutuel SA
4.723% (BBSW3M + 1.070%) due 05/24/2027 ~	AUD	1,750	1,171
4.877% (SOFRINDX + 1.070%) due 02/16/2028 ~		$37,289	37,552
5.038% (SOFRRATE + 1.130%) due 01/23/2027 ~		20,700	20,817
5.370% (SOFRINDX + 1.400%) due 07/13/2026 ~		13,360	13,439
5.790% due 07/13/2028		9,000	9,350
Barclays Bank PLC 4.664% due 11/26/2027 •		9,000	9,029
Barclays PLC
2.279% due 11/24/2027 •		13,558	13,346
4.375% due 01/12/2026		20,490	20,491
5.215% (SOFRRATE + 1.490%) due 03/12/2028 ~		14,200	14,349
5.603% (SOFRRATE + 1.880%) due 09/13/2027 ~		7,348	7,414
5.829% due 05/09/2027 •		23,400	23,535
BNP Paribas SA
1.323% due 01/13/2027 •		83,005	82,928
1.675% due 06/30/2027 •		6,739	6,656
BPCE SA
5.917% (SOFRINDX + 1.980%) due 10/19/2027 ~		400	404
5.975% due 01/18/2027 •		55,051	55,085

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2025 (Unaudited)

Brighthouse Financial Global Funding
1.550% due 05/24/2026		7,753	7,671
5.550% due 04/09/2027		20,040	20,332
Brown & Brown, Inc. 4.600% due 12/23/2026		2,500	2,513
Canadian Imperial Bank of Commerce
4.540% (SOFRRATE + 0.800%) due 09/08/2028 ~		52,400	52,509
4.658% (SOFRINDX + 0.930%) due 09/11/2027 ~		6,815	6,838
4.668% (SOFRRATE + 0.940%) due 06/28/2027 ~		1,450	1,461
4.690% (SOFRRATE + 0.720%) due 01/13/2028 ~		26,319	26,361
4.947% (SOFRRATE + 1.220%) due 10/02/2026 ~		16,400	16,514
Cantor Fitzgerald LP 4.500% due 04/14/2027		4,673	4,669
Citibank NA
4.532% (SOFRRATE + 0.708%) due 08/06/2026 ~		29,550	29,605
4.806% (SOFRINDX + 1.060%) due 12/04/2026 ~		12,500	12,596
Citigroup, Inc. 1.122% due 01/28/2027 •		2,500	2,494
Cooperatieve Rabobank UA
1.106% due 02/24/2027 •		9,100	9,060
1.980% due 12/15/2027 •		14,600	14,314
4.395% (SOFRINDX + 0.620%) due 08/28/2026 ~		19,330	19,380
4.530% (SOFRRATE + 0.600%) due 01/21/2028 ~		2,000	2,005
Corebridge Global Funding
4.584% (SOFRRATE + 0.860%) due 12/15/2028 ~		7,400	7,416
4.744% (SOFRRATE + 0.750%) due 01/07/2028 ~		33,500	33,523
Credit Agricole SA
1.247% due 01/26/2027 •		34,395	34,324
4.125% due 01/10/2027		9,364	9,373
4.400% due 07/06/2027	AUD	4,300	2,839
4.598% (SOFRRATE + 0.870%) due 03/11/2027 ~		$8,483	8,515
4.938% (SOFRRATE + 1.210%) due 09/11/2028 ~		9,690	9,743
5.301% (SOFRRATE + 1.290%) due 07/05/2026 ~		16,500	16,584
Crown Castle, Inc.
1.050% due 07/15/2026		14,269	14,037
3.700% due 06/15/2026		13,501	13,473
4.000% due 03/01/2027		2,477	2,473
CubeSmart LP 3.125% due 09/01/2026		16,054	15,953
Deutsche Bank AG
2.311% due 11/16/2027 •		36,389	35,808
2.552% due 01/07/2028 •		11,517	11,329
4.100% due 01/13/2026		17,799	17,798
5.026% (SOFRRATE + 1.219%) due 11/16/2027 ~		18,211	18,293
7.146% due 07/13/2027 •		15,978	16,225
EPR Properties 4.750% due 12/15/2026		10,620	10,653
Equitable America Global Funding 4.433% (SOFRRATE + 0.710%) due 09/15/2027 ~		5,600	5,598
F&G Global Funding
1.750% due 06/30/2026		39,851	39,368
2.300% due 04/11/2027		699	683
5.875% due 06/10/2027		10,357	10,581
Federation des Caisses Desjardins du Quebec 4.526% (SOFRRATE + 0.630%) due 01/27/2027 ~		24,900	24,989
Fifth Third Bank NA 4.697% (SOFRRATE + 0.810%) due 01/28/2028 ~		5,871	5,884
Ford Motor Credit Co. LLC
2.700% due 08/10/2026		1,490	1,476
4.271% due 01/09/2027		24,230	24,113
4.389% due 01/08/2026		6,031	6,031
4.542% due 08/01/2026		10,600	10,588
5.125% due 11/05/2026		22,544	22,673
5.850% due 05/17/2027		3,700	3,758
6.690% (SOFRRATE + 2.950%) due 03/06/2026 ~		9,785	9,820
6.950% due 03/06/2026		6,916	6,932
6.950% due 06/10/2026		12,506	12,617
FS KKR Capital Corp. 3.400% due 01/15/2026		15,878	15,872
GA Global Funding Trust
2.250% due 01/06/2027		6,779	6,658
4.400% due 09/23/2027		4,666	4,686
General Motors Financial Co., Inc.
4.818% (SOFRRATE + 1.040%) due 02/26/2027 ~		1,000	1,002
5.175% (SOFRINDX + 1.350%) due 05/08/2027 ~		16,600	16,696
5.250% due 03/01/2026		3,245	3,248
5.400% due 04/06/2026		14,880	14,933
Goldman Sachs Bank USA 4.539% (SOFRRATE + 0.750%) due 05/21/2027 ~		32,083	32,134
Goldman Sachs Group, Inc.
1.431% due 03/09/2027 •		15,501	15,423
1.948% due 10/21/2027 •		2,000	1,967
4.548% due 03/09/2027 •		2,923	2,927
4.550% (SOFRRATE + 0.820%) due 09/10/2027 ~		7,549	7,565
4.678% (BBSW3M + 0.950%) due 06/22/2027 ~	AUD	3,200	2,138
4.850% (SOFRRATE + 0.920%) due 10/21/2027 ~		$1,895	1,902

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2025 (Unaudited)

4.907% (SOFRRATE + 1.120%) due 02/24/2028 ~		13,248	13,334
5.198% (SOFRRATE + 1.290%) due 04/23/2028 ~		2,730	2,755
Hanover Insurance Group, Inc. 4.500% due 04/15/2026		6,000	6,001
HAT Holdings I LLC/HAT Holdings II LLC 3.375% due 06/15/2026		18,326	18,213
HSBC Holdings PLC
4.843% (SOFRRATE + 1.040%) due 11/19/2028 ~		3,103	3,117
5.391% (SOFRRATE + 1.570%) due 08/14/2027 ~		19,101	19,222
5.887% due 08/14/2027 •		7,300	7,378
ING Groep NV
4.738% due 04/01/2027 •		36,069	36,122
5.288% (SOFRINDX + 1.560%) due 09/11/2027 ~		400	403
Jackson National Life Global Funding
4.675% (SOFRRATE + 0.950%) due 09/12/2028 ~		45,600	45,759
4.933% (SOFRRATE + 0.970%) due 01/14/2028 ~		13,500	13,542
John Deere Capital Corp. 4.657% (SOFRRATE + 0.680%) due 07/15/2027 ~		19,405	19,529
JPMorgan Chase & Co.
1.578% due 04/22/2027 •		8,700	8,636
4.490% (SOFRRATE + 0.765%) due 09/22/2027 ~		24,500	24,564
4.832% (SOFRRATE + 0.920%) due 04/22/2028 ~		29,196	29,339
4.842% (SOFRRATE + 0.930%) due 07/22/2028 ~		2,400	2,416
4.967% (SOFRRATE + 1.180%) due 02/24/2028 ~		11,085	11,187
5.108% (SOFRRATE + 1.200%) due 01/23/2028 ~		18,000	18,135
Lendlease Finance Ltd. 3.400% due 10/27/2027	AUD	1,800	1,157
Lloyds Banking Group PLC
4.849% (SOFRINDX + 1.060%) due 11/26/2028 ~		$20,994	21,102
5.408% (SOFRINDX + 1.560%) due 08/07/2027 ~		7,557	7,605
5.611% (SOFRINDX + 1.580%) due 01/05/2028 ~		15,300	15,458
5.985% due 08/07/2027 •		15,486	15,661
Mizuho Bank Ltd.
4.513% (BBSW3M + 0.860%) due 02/23/2026 ~	AUD	29,900	19,968
4.562% (BBSW3M + 0.850%) due 09/14/2026 ~		19,700	13,189
Mizuho Financial Group, Inc. 4.930% (SOFRRATE + 1.080%) due 05/13/2031 ~		$20,336	20,373
Morgan Stanley Bank NA
4.637% (SOFRRATE + 0.865%) due 05/26/2028 ~		19,200	19,263
4.644% (SOFRRATE + 0.685%) due 10/15/2027 ~		74,868	75,038
5.026% (SOFRRATE + 1.080%) due 01/14/2028 ~		21,100	21,248
MUFG Bank Ltd. 4.523% (BBSW3M + 0.870%) due 02/17/2026 ~	AUD	41,060	27,421
National Bank of Canada
4.628% due 03/25/2027 •		$35,950	35,989
4.757% (SOFRINDX + 1.030%) due 07/02/2027 ~		75,590	75,776
Nationwide Building Society 5.097% (SOFRRATE + 1.290%) due 02/16/2028 ~		9,920	9,987
NatWest Group PLC
5.034% (SOFRRATE + 1.250%) due 03/01/2028 ~		11,277	11,354
5.120% (SOFRRATE + 1.300%) due 11/15/2028 ~		2,000	2,019
NatWest Markets PLC
4.488% (SOFRRATE + 0.760%) due 09/29/2026 ~		7,610	7,632
4.675% (SOFRRATE + 0.950%) due 03/21/2028 ~		14,300	14,387
4.707% (SOFRRATE + 0.900%) due 05/17/2027 ~		15,413	15,509
New York Life Global Funding 4.355% (SOFRRATE + 0.580%) due 08/28/2026 ~		249	250
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		43,594	42,667
2.000% due 03/09/2026		23,951	23,855
6.950% due 09/15/2026		1,540	1,562
Nomura Holdings, Inc.
1.653% due 07/14/2026		14,000	13,829
5.035% (SOFRRATE + 1.250%) due 07/02/2027 ~		19,632	19,791
5.709% due 01/09/2026		13,886	13,890
Oversea-Chinese Banking Corp. Ltd. 4.434% (BBSW3M + 0.780%) due 05/18/2026 ~	AUD	5,500	3,676
Pacific Life Global Funding II 4.366% (SOFRRATE + 0.620%) due 06/04/2026 ~		$2,322	2,326
PNC Bank NA 4.660% (SOFRRATE + 0.730%) due 07/21/2028 ~		10,700	10,719
Reliance Standard Life Global Funding II
2.750% due 01/21/2027		3,000	2,956
5.243% due 02/02/2026		5,494	5,497
RGA Global Funding 2.000% due 11/30/2026		6,247	6,138
Royal Bank of Canada
4.548% (SOFRINDX + 0.820%) due 03/27/2028 ~		52,267	52,465
4.657% (SOFRINDX + 0.720%) due 10/18/2027 ~		16,664	16,710
4.698% (SOFRINDX + 0.790%) due 07/23/2027 ~		31,900	31,978
4.797% (SOFRINDX + 0.860%) due 10/18/2028 ~		7,540	7,578
Royal Bank of Scotland International Ltd. 4.660% due 12/16/2028 «(g)		25,000	24,978
Sammons Financial Group Global Funding 4.615% due 09/02/2027 •		27,500	27,619

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2025 (Unaudited)

Sammons Financial Group, Inc. 4.450% due 05/12/2027		2,475	2,476
Santander Holdings USA, Inc. 3.244% due 10/05/2026		24,957	24,808
Santander U.K. Group Holdings PLC 1.673% due 06/14/2027 •		8,100	8,011
SBA Tower Trust
1.840% due 04/15/2027		7,100	6,880
1.884% due 07/15/2050		13,675	13,660
Sirius Real Estate Ltd. 1.125% due 06/22/2026	EUR	5,100	5,951
Skandinaviska Enskilda Banken AB 4.633% (SOFRRATE + 0.890%) due 03/05/2027 ~		$1,432	1,440
SMBC Aviation Capital Finance DAC 1.900% due 10/15/2026		800	787
Societe Generale SA
1.792% due 06/09/2027 •		15,925	15,757
6.447% due 01/12/2027 •		6,570	6,574
SRC Sukuk Ltd. 5.000% due 02/27/2028		500	507
Standard Chartered PLC
1.456% due 01/14/2027 •		18,200	18,186
4.979% (SOFRRATE + 1.170%) due 05/14/2028 ~		11,700	11,779
5.935% (SOFRRATE + 1.930%) due 07/06/2027 ~		13,396	13,487
Stellantis Finance U.S., Inc. 5.350% due 03/17/2028		8,900	9,077
Sumitomo Mitsui Banking Corp.
4.491% (BBSW3M + 0.850%) due 02/20/2026 ~	AUD	25,400	16,963
4.609% (BBSW3M + 1.050%) due 07/28/2026 ~		28,310	18,968
Sumitomo Mitsui Financial Group, Inc.
5.289% (SOFRRATE + 1.300%) due 07/13/2026 ~		$2,495	2,510
5.419% (SOFRRATE + 1.430%) due 01/13/2026 ~		1,513	1,514
Sumitomo Mitsui Trust Bank Ltd.
4.533% (SOFRRATE + 0.750%) due 09/11/2028 ~		700	703
4.866% (SOFRRATE + 1.120%) due 03/09/2026 ~		5,000	5,009
4.880% (SOFRRATE + 1.150%) due 09/14/2026 ~		4,000	4,027
4.908% (SOFRRATE + 1.120%) due 03/09/2026 ~		3,025	3,030
4.926% (SOFRRATE + 1.150%) due 09/14/2026 ~		3,255	3,277
Svenska Handelsbanken AB 4.435% (SOFRRATE + 0.660%) due 05/28/2027 ~		12,235	12,284
Swedbank AB 5.337% due 09/20/2027		19,598	20,053
Toronto-Dominion Bank
4.378% (BBSW3M + 0.650%) due 03/17/2026 ~	AUD	8,400	5,608
4.413% (BBSW3M + 0.700%) due 03/16/2026 ~		2,500	1,670
Truist Financial Corp. 1.267% due 03/02/2027 •		$3,788	3,769
VICI Properties LP/VICI Note Co., Inc.
4.250% due 12/01/2026		13,075	13,077
4.500% due 09/01/2026		7,651	7,660
5.750% due 02/01/2027		8,195	8,290
Wells Fargo & Co.
1.500% due 05/24/2027	EUR	7,526	8,725
4.682% (SOFRRATE + 0.780%) due 01/24/2028 ~		$25,847	25,911
4.982% (SOFRRATE + 1.070%) due 04/22/2028 ~		7,854	7,900
Western Union Co. 1.350% due 03/15/2026		8,624	8,570

			3,153,195

INDUSTRIALS 14.3%
7-Eleven, Inc. 0.950% due 02/10/2026		27,565	27,469
Algonquin Power & Utilities Corp. 5.365% due 06/15/2026 þ		44,171	44,389
American Airlines Pass-Through Trust 3.700% due 04/01/2028		6,130	6,108
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.500% due 04/20/2026		3,058	3,064
Amphenol Corp. 4.349% (SOFRRATE + 0.530%) due 11/15/2027 ~		3,300	3,307
Baxter International, Inc.
1.915% due 02/01/2027		4,356	4,253
4.450% due 02/15/2029		2,300	2,309
Bayer U.S. Finance II LLC 4.375% due 12/15/2028		3,323	3,327
Bayer U.S. Finance LLC 6.125% due 11/21/2026		22,339	22,667
Berry Global, Inc.
1.570% due 01/15/2026		58,586	58,528
4.875% due 07/15/2026		39,536	39,545
BMW U.S. Capital LLC
4.277% (SOFRINDX + 0.550%) due 04/02/2026 ~		1,561	1,562
4.505% (SOFRINDX + 0.780%) due 03/19/2027 ~		23,650	23,747
4.530% (SOFRRATE + 0.710%) due 08/11/2027 ~		5,500	5,516
4.614% (SOFRINDX + 0.800%) due 08/13/2026 ~		30,342	30,438

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2025 (Unaudited)

4.645% (SOFRINDX + 0.920%) due 03/21/2028 ~	36,870	37,056
4.734% (SOFRINDX + 0.920%) due 08/13/2027 ~	881	886
Boeing Co.
2.196% due 02/04/2026	115,212	114,997
2.250% due 06/15/2026	600	595
Cox Communications, Inc. 3.350% due 09/15/2026	19,962	19,861
Daimler Truck Finance North America LLC
4.685% (SOFRRATE + 0.960%) due 09/25/2027 ~	2,590	2,598
4.810% (SOFRRATE + 0.840%) due 01/13/2028 ~	4,365	4,359
Diamondback Energy, Inc. 3.250% due 12/01/2026	12,150	12,067
Energy Transfer LP
4.750% due 01/15/2026	10,505	10,507
5.500% due 06/01/2027	2,726	2,772
Expand Energy Corp. 6.750% due 04/15/2029	2,584	2,599
Fiserv, Inc. 5.150% due 03/15/2027	3,000	3,033
Flex Ltd. 3.750% due 02/01/2026	2,000	1,998
Ford Motor Co. 7.500% due 08/01/2026	4,400	4,460
Fresenius Medical Care U.S. Finance III, Inc. 1.875% due 12/01/2026	12,790	12,505
Genpact Luxembourg SARL/Genpact USA, Inc. 1.750% due 04/10/2026	2,175	2,161
Glencore Funding LLC 4.477% (SOFRINDX + 0.750%) due 10/01/2026 ~	31,250	31,288
Global Payments, Inc.
1.200% due 03/01/2026	700	697
2.150% due 01/15/2027	8,417	8,244
4.800% due 04/01/2026	836	836
Harbour Energy PLC 5.500% due 10/15/2026	7,708	7,665
Harley-Davidson Financial Services, Inc. 3.050% due 02/14/2027	2,977	2,942
HCA, Inc.
4.500% due 02/15/2027	6,926	6,942
4.642% (SOFRRATE + 0.870%) due 03/01/2028 ~	1,385	1,394
5.375% due 09/01/2026	12,257	12,284
Hyundai Capital America
4.300% due 09/24/2027	3,155	3,166
4.718% (SOFRRATE + 0.990%) due 03/25/2027 ~	36,950	37,109
4.757% (SOFRRATE + 1.030%) due 09/24/2027 ~	18,278	18,350
4.765% (SOFRRATE + 1.040%) due 03/19/2027 ~	900	903
4.767% (SOFRRATE + 1.040%) due 06/24/2027 ~	11,449	11,498
4.795% due 09/18/2028 •	500	504
4.846% (SOFRRATE + 1.120%) due 06/23/2027 ~	4,000	4,024
5.487% (SOFRRATE + 1.500%) due 01/08/2027 ~	24,400	24,595
5.950% due 09/21/2026	100	101
Illumina, Inc. 4.650% due 09/09/2026	17,200	17,261
Imperial Brands Finance PLC 3.500% due 07/26/2026	2,831	2,819
JDE Peet's NV 1.375% due 01/15/2027	12,723	12,330
Keurig Dr. Pepper, Inc.
2.550% due 09/15/2026	3,850	3,811
4.387% (SOFRRATE + 0.580%) due 11/15/2026 ~	27,109	27,120
4.603% (SOFRINDX + 0.880%) due 03/15/2027 ~	30,474	30,527
Kyndryl Holdings, Inc. 2.050% due 10/15/2026	5,075	4,993
Las Vegas Sands Corp.
3.500% due 08/18/2026	8,700	8,665
5.900% due 06/01/2027	7,600	7,756
Marvell Technology, Inc. 1.650% due 04/15/2026	2,429	2,413
Mercedes-Benz Finance North America LLC
4.507% (SOFRRATE + 0.780%) due 04/01/2027 ~	19,997	20,069
4.522% (SOFRRATE + 0.630%) due 07/31/2026 ~	31,950	32,013
4.657% (SOFRRATE + 0.930%) due 03/31/2028 ~	27,600	27,738
4.659% (SOFRRATE + 0.850%) due 11/15/2027 ~	780	783
Mitsubishi Corp. 4.515% (SOFRRATE + 0.700%) due 09/09/2028 ~	10,300	10,313
MPLX LP
1.750% due 03/01/2026	24,714	24,618
4.125% due 03/01/2027	10,470	10,479
National Fuel Gas Co. 5.500% due 10/01/2026	20,946	21,160
NTT Finance Corp. 5.059% (SOFRRATE + 1.080%) due 07/16/2028 ~	14,270	14,422
Oracle Corp. 1.650% due 03/25/2026	1,094	1,087
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.400% due 11/15/2026	1,024	1,017

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2025 (Unaudited)

5.350% due 01/12/2027		2,803	2,836
Rogers Communications, Inc. 3.200% due 03/15/2027		9,300	9,210
Royal Caribbean Cruises Ltd.
4.250% due 07/01/2026		6,626	6,627
5.375% due 07/15/2027		39,320	39,629
5.500% due 08/31/2026		34,106	34,161
5.500% due 04/01/2028		20,402	20,778
7.500% due 10/15/2027		1,189	1,257
SK Hynix, Inc.
1.500% due 01/19/2026		1,263	1,261
5.500% due 01/16/2027		7,400	7,510
6.250% due 01/17/2026		10,700	10,725
Skyworks Solutions, Inc. 1.800% due 06/01/2026		5,787	5,724
Sydney Airport Finance Co. Pty. Ltd. 3.625% due 04/28/2026		1,841	1,838
Synopsys, Inc. 4.650% due 04/01/2028		14,000	14,197
Toyota Finance Australia Ltd. 4.712% (BBSW3M + 1.000%) due 09/15/2026 ~	AUD	3,050	2,041
Uber Technologies, Inc. 4.500% due 08/15/2029		$28,407	28,464
United Airlines Pass-Through Trust 4.000% due 10/11/2027		1,342	1,342
United Airlines, Inc. 4.375% due 04/15/2026		51,670	51,636
Universal Health Services, Inc. 1.650% due 09/01/2026		20,348	20,009
Var Energi ASA 5.000% due 05/18/2027		11,016	11,119
Volkswagen Group of America Finance LLC
4.555% (SOFRRATE + 0.830%) due 03/20/2026 ~		65,396	65,460
4.788% (SOFRRATE + 1.060%) due 03/25/2027 ~		27,600	27,701
4.869% (SOFRRATE + 1.060%) due 08/14/2026 ~		42,875	43,017
Vontier Corp. 1.800% due 04/01/2026		20,158	20,032
Western Midstream Operating LP 4.650% due 07/01/2026		2,652	2,653
Williams Cos., Inc. 5.400% due 03/02/2026		17,679	17,719
Woodside Finance Ltd. 3.700% due 09/15/2026		614	612

			1,410,177

UTILITIES 4.1%
AES Corp. 1.375% due 01/15/2026		28,821	28,788
Duke Energy Corp. 4.850% due 01/05/2027		22,385	22,601
Enel Finance International NV
3.625% due 05/25/2027		8,685	8,635
4.625% due 06/15/2027		11,858	11,947
Eversource Energy
2.900% due 03/01/2027		10,610	10,468
5.000% due 01/01/2027		2,500	2,523
Fortis, Inc. 3.055% due 10/04/2026		32,000	31,744
Israel Electric Corp. Ltd. 7.875% due 12/15/2026		1,683	1,744
New York State Electric & Gas Corp. 3.250% due 12/01/2026		6,400	6,356
NextEra Energy Capital Holdings, Inc.
4.633% (SOFRINDX + 0.760%) due 01/29/2026 ~		22,786	22,795
4.648% (SOFRINDX + 0.800%) due 02/04/2028 ~		4,657	4,675
ONEOK, Inc.
4.250% due 09/24/2027		15,400	15,459
5.550% due 11/01/2026		12,832	12,975
Pacific Gas & Electric Co.
2.950% due 03/01/2026		2,450	2,444
3.150% due 01/01/2026		62,006	62,006
3.300% due 03/15/2027		4,195	4,152
5.000% due 06/04/2028		2,512	2,557
Pinnacle West Capital Corp. 4.550% (SOFRRATE + 0.820%) due 06/10/2026 ~		16,671	16,701
SGSP Australia Assets Pty. Ltd. 3.500% due 07/07/2027		7,700	7,637
Southern California Edison Co.
1.200% due 02/01/2026		57,532	57,326
4.400% due 09/06/2026		15,589	15,619
4.700% due 06/01/2027		3,130	3,156
4.875% due 02/01/2027		1,600	1,611
4.900% due 06/01/2026		4,000	4,006
5.350% due 03/01/2026		12,812	12,836
5.850% due 11/01/2027		1,100	1,131

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2025 (Unaudited)

Southwestern Electric Power Co. 2.750% due 10/01/2026		9,378	9,296
Victoria Power Networks Finance Pty. Ltd. 4.294% (BBSW3M + 0.800%) due 04/21/2026 ~	AUD	9,800	6,540
Vistra Operations Co. LLC 5.050% due 12/30/2026		$20,297	20,452

			408,180

Total Corporate Bonds & Notes (Cost $4,952,460)			4,971,552

MUNICIPAL BONDS & NOTES 0.3%
LOUISIANA 0.3%
Tulane University, Louisiana Revenue Bonds, (NPFGC Insured), Series 2007 4.413% (US0003M + 0.300%) due 02/15/2036 ~		32,155	30,025

Total Municipal Bonds & Notes (Cost $30,380)			30,025

U.S. GOVERNMENT AGENCIES 19.0%
Federal Home Loan Mortgage Corp.
4.000% due 04/01/2048 - 09/01/2049		1,236	1,193
6.324% due 05/01/2034 •		5	5
6.401% due 07/01/2033 •		3	3
6.430% due 08/01/2035 •		1	1
6.477% due 09/01/2035 •		11	11
6.481% due 08/01/2035 •		3	3
6.637% due 08/01/2034 •		6	7
Federal Home Loan Mortgage Corp. REMICS
1.733% due 01/15/2038 ~(a)		3,420	174
2.500% due 10/25/2048		3,962	3,662
4.348% due 07/15/2034 •		2	2
4.498% due 06/15/2031 •		10	10
4.548% due 12/15/2031 - 09/15/2041 •		219	217
4.578% due 11/15/2036 •		8	8
4.598% due 07/15/2039 - 02/15/2041 •		506	504
4.648% due 06/15/2031 •		25	25
4.698% due 06/15/2031 - 12/15/2037 •		44	43
4.774% due 09/25/2054 - 12/25/2055 •		58,048	58,254
4.798% due 03/15/2032 •		36	36
4.814% due 11/25/2054 •		116,794	117,293
4.824% due 10/25/2054 - 09/25/2055 •		106,883	107,502
4.874% due 10/25/2052 - 06/25/2055 •		126,937	127,881
4.894% due 06/25/2055 •		42,923	43,223
4.974% due 08/25/2054 - 07/25/2055 •		101,870	102,143
5.000% due 08/15/2035		333	341
5.024% due 12/25/2054 - 08/25/2055 •		84,158	84,469
5.074% due 12/25/2054 - 08/25/2055 •		23,012	23,102
5.098% due 11/15/2033 - 10/15/2049 •		51	52
5.124% due 05/25/2055 •		9,321	9,396
5.174% due 03/25/2055 •		1,159	1,167
Federal Home Loan Mortgage Corp. STRIPS
4.448% due 07/15/2036 •		85	85
5.024% due 05/25/2054 •		40,040	40,184
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
5.229% due 10/25/2044 - 02/25/2045 •		958	899
6.500% due 07/25/2043		82	85
Federal Home Loan Mortgage Corp. Whole Loan Securities Trust
3.000% due 12/25/2046		2,066	1,797
3.500% due 12/25/2046		4,644	4,135
Federal National Mortgage Association
4.434% due 05/01/2036 •		76	75
4.610% due 05/01/2036 •		2	2
5.276% due 06/01/2043 •		74	75
5.277% due 03/01/2044 - 10/01/2044 •		485	490
5.788% due 01/01/2036 •		2	2
5.927% due 11/01/2035 •		23	24
5.931% due 01/01/2036 •		4	4
5.965% due 06/01/2033 •		6	6
6.040% due 06/01/2035 •		6	7
6.143% due 12/01/2040 •		3	3
6.155% due 11/01/2035 •		5	5
6.163% due 10/01/2035 •		4	4
6.175% due 09/01/2034 •		27	28
6.247% due 07/01/2034 •		1	1
6.250% due 09/01/2034 •		3	3
6.288% due 08/01/2035 •		3	3
6.300% due 09/01/2034 •		4	5
6.346% due 11/01/2034 •		15	16
6.358% due 05/01/2034 •		0	1
6.395% due 07/01/2029 •		5	5
6.425% due 01/01/2036 •		11	11
6.446% due 08/01/2029 •		10	10
6.460% due 05/01/2035 •		6	6
6.485% due 09/01/2034 •		3	3
6.487% due 09/01/2035 •		4	4

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2025 (Unaudited)

6.497% due 05/01/2038 •	360	376
6.527% due 02/01/2034 •	5	5
6.529% due 07/01/2035 •	4	4
6.582% due 05/01/2035 •	33	34
6.584% due 12/01/2036 •	1	1
6.700% due 12/01/2036 •	2	2
6.748% due 03/01/2036 •	12	12
6.810% due 06/01/2035 •	12	12
Federal National Mortgage Association REMICS
3.000% due 05/25/2028 - 06/25/2028 (a)	1,636	21
4.109% due 07/25/2037 •	61	60
4.177% due 03/25/2036 •	9	9
4.189% due 02/25/2037 •	184	181
4.246% due 12/25/2036 •	19	18
4.306% due 03/25/2034 •	1	1
4.309% due 06/25/2036 •	27	26
4.329% due 11/25/2036 •	29	29
4.336% due 08/25/2034 •	9	9
4.339% due 04/25/2036 - 09/25/2036 •	24	24
4.359% due 03/25/2036 •	13	13
4.389% due 06/25/2032 - 09/25/2032 •	7	7
4.419% due 07/25/2036 •	9	9
4.439% due 10/25/2030 - 09/25/2037 •	39	39
4.451% due 05/18/2032 •	4	5
4.458% due 03/17/2032 •	3	3
4.489% due 04/25/2042 •	69	69
4.529% due 07/25/2037 •	54	54
4.551% due 07/18/2027 - 05/18/2032 •	6	6
4.619% due 04/25/2031 •	18	17
4.723% due 03/25/2049 •	315	313
4.759% due 06/25/2037 •	39	40
4.774% due 12/25/2053 - 03/25/2055 •	187,433	188,096
4.784% due 03/25/2055 •	789	792
4.824% due 11/25/2053 - 03/25/2055 •	19,085	19,172
4.839% due 07/25/2038 •	0	1
4.874% due 05/25/2055 - 11/25/2055 •	22,371	22,477
4.889% due 04/25/2032 - 11/25/2049 •	5	5
4.924% due 10/25/2054 - 09/25/2055 •	27,397	27,528
4.974% due 06/25/2054 - 07/25/2055 •	59,210	59,411
4.989% due 12/25/2047 - 11/25/2049 •	5,368	5,372
5.024% due 01/25/2055 - 03/25/2055 •	60,341	60,553
5.034% due 03/25/2055 •	28,114	28,231
5.054% due 08/25/2055 •	2,341	2,350
5.074% due 10/25/2053 - 07/25/2055 •	91,001	91,447
5.109% due 12/25/2050 •	4,005	4,003
5.124% due 11/25/2053 - 10/25/2055 •	56,977	57,274
5.209% due 10/25/2038 •	10	10
Federal National Mortgage Association REMICS Trust 5.058% due 10/25/2042 ~	76	77
Federal National Mortgage Association Trust
4.339% due 05/25/2042 - 03/25/2044 •	41	40
4.389% due 09/25/2032 •	1	1
4.536% due 09/25/2042 •	94	94
Government National Mortgage Association
4.750% due 11/20/2026 - 12/20/2033 •	35	37
5.375% due 08/20/2027 - 08/20/2031 •	78	78
5.625% due 06/20/2027 - 05/20/2032 •	175	176
6.427% due 05/20/2071 •	5,099	5,232
Government National Mortgage Association REMICS
2.500% due 01/20/2049 - 10/20/2049	2,875	2,587
4.614% due 11/20/2069 •	344	344
4.618% due 02/20/2074 •	2,186	2,185
4.708% due 04/20/2074 •	6,034	6,059
4.764% due 02/20/2070 •	233	233
4.768% due 05/20/2074 •	3,866	3,894
4.818% due 06/20/2055 - 07/20/2074 •	49,040	49,445
4.836% due 04/20/2054 •	4,900	4,901
4.849% due 08/16/2039 •	81	82
4.868% due 01/20/2054 - 10/20/2073 •	17,048	17,234
4.884% due 10/20/2066 •	445	447
4.898% due 09/20/2073 •	8,863	8,967
4.914% due 01/20/2066 •	912	915
4.918% due 06/20/2055 - 05/20/2073 •	24,579	24,887
4.964% due 04/20/2066 - 11/20/2066 •	2,327	2,336
5.018% due 05/20/2073 - 11/20/2073 •	8,872	9,047
5.064% due 12/20/2066 •	442	445
5.068% due 07/20/2055 •	489	491
5.077% due 11/20/2067 •	669	677
5.114% due 03/20/2066 •	2,358	2,373
5.199% due 12/20/2068 •	9,488	9,521
5.581% due 07/20/2067 •	1,267	1,285
5.592% due 04/20/2067 •	1,152	1,166
U.S. Small Business Administration
5.370% due 04/01/2028	8	8
5.490% due 03/01/2028	5	5

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2025 (Unaudited)

Uniform Mortgage-Backed Security, TBA
5.500% due 02/01/2056		228,300	231,296
6.000% due 02/01/2056		185,500	190,378

Total U.S. Government Agencies (Cost $1,868,430)			1,873,769

U.S. TREASURY OBLIGATIONS 3.4%
U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2026 (i)(k)(m)		158,386	157,467
0.125% due 10/15/2026 (i)		144,655	143,322
2.125% due 04/15/2029 (k)(m)		30,981	31,641

Total U.S. Treasury Obligations (Cost $333,125)			332,430

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.1%
Adjustable Rate Mortgage Trust 5.546% due 02/25/2035 ~		23	23
AG Trust 5.766% due 08/15/2041 •		3,041	3,061
American Home Mortgage Assets Trust
4.036% due 05/25/2046 •		533	480
4.226% due 09/25/2046 •		233	226
Angel Oak Mortgage Trust
5.637% due 02/25/2070 þ		4,613	4,659
5.855% due 04/25/2070 þ		16,091	16,297
Ashford Hospitality Trust 4.823% due 04/15/2035 •		2,566	2,564
Avon Finance 4.642% due 12/28/2049 •	GBP	34,061	45,975
BAMLL Commercial Mortgage Securities Trust 4.915% due 09/15/2038 •		$4,200	4,054
Banc of America Funding Trust 5.798% due 02/20/2036 ~		147	140
Banc of America Mortgage Trust 4.832% due 02/25/2036 ~		14	13
Bank of America Mortgage Trust 5.750% due 07/20/2032 ~		1	1
Barclays Mortgage Loan Trust 5.903% due 01/25/2064 þ		15,410	15,534
Bear Stearns ALT-A Trust
4.166% due 02/25/2034 •		133	126
4.397% due 11/25/2036 ~		895	492
4.791% due 09/25/2035 ~		830	443
5.096% due 01/25/2036 ~		273	260
5.406% due 05/25/2035 ~		31	30
Bear Stearns ARM Trust
3.991% due 11/25/2034 ~		2,672	2,369
4.203% due 05/25/2047 ~		236	213
4.713% due 08/25/2033 ~		283	265
4.745% due 07/25/2033 ~		297	276
4.813% due 11/25/2030 ~		10	9
5.031% due 01/25/2035 ~		11	11
5.734% due 01/25/2034 ~		12	12
6.214% due 01/25/2034 ~		43	43
6.232% due 11/25/2034 ~		64	61
Bear Stearns Structured Products, Inc. Trust
3.944% due 12/26/2046 ~		1,017	809
5.000% due 01/26/2036 ~		1,336	944
Beast Mortgage Trust 4.915% due 03/15/2036 •		2,300	1,926
BWAY Mortgage Trust 5.115% due 09/15/2036 •		9,200	8,989
Chase Home Lending Mortgage Trust 5.124% due 09/25/2055 •		6,642	6,634
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.096% due 08/25/2035 •		30	29
CHL Mortgage Pass-Through Trust
4.306% due 05/25/2035 •		68	60
4.426% due 04/25/2035 •		1	1
4.530% due 09/25/2047 ~		45	41
6.250% due 07/19/2031 ~		1	1
CHL Reperforming Loan Trust REMICS
4.186% due 06/25/2035 •		437	425
4.739% due 01/25/2034 ~		5	4
Citigroup Mortgage Loan Trust, Inc.
3.250% due 03/25/2061 ~		584	577
3.916% due 01/25/2037 •		77	69
4.457% due 09/25/2037 ~		454	427
4.724% due 05/25/2051 •		10,494	9,811
5.044% due 07/25/2046 ~		71	68
5.374% due 06/25/2055 •		7,485	7,532
5.395% due 08/25/2035 ~		76	73
5.840% due 09/25/2035 •		1	1
6.490% due 05/25/2035 •		8	8
6.560% due 10/25/2035 •		14	14
6.746% due 03/25/2034 ~		12	11

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2025 (Unaudited)

CLNY Trust 5.278% due 11/15/2038 •		5,966	5,884
COLT Mortgage Loan Trust 5.835% due 02/25/2069 þ		16,032	16,155
Countrywide Alternative Loan Trust
4.028% due 02/20/2047 •		1,345	1,105
4.043% due 12/20/2046 •		883	795
4.166% due 02/25/2047 •		47	44
4.206% due 05/25/2047 •		835	778
4.226% due 09/25/2046 •		241	238
4.266% due 07/25/2046 •		88	82
4.268% due 07/20/2046 •		395	343
4.735% due 02/25/2037 ~		226	203
5.029% due 12/25/2035 •		141	123
5.029% due 02/25/2036 •		104	97
6.000% due 04/25/2037		100	40
6.250% due 12/25/2033		42	44
Credit Suisse First Boston Mortgage Securities Corp.
4.868% due 03/25/2032 ~		11	11
5.008% due 11/25/2034 ~		78	76
6.495% due 11/25/2033 ~		27	27
CSMC Trust
3.904% due 04/25/2062 ~		2,414	2,327
4.150% due 12/27/2060 ~		8,370	8,344
4.674% due 07/25/2056 •		9,662	8,995
Ellington Financial Mortgage Trust
5.655% due 02/25/2060 þ		2,514	2,545
5.726% due 01/25/2060 þ		3,136	3,173
Eurohome U.K. Mortgages PLC 4.050% due 06/15/2044 •	GBP	77	104
First Horizon Mortgage Pass-Through Trust 5.998% due 08/25/2035 ~		$79	52
FirstKey Master Funding 3.000% due 05/27/2036 ~		1,288	1,221
FirstMac Mortgage Funding Trust No. 4 4.278% due 09/24/2052 •	AUD	10,782	7,179
GCAT Trust
1.091% due 05/25/2066 ~		$9,891	8,738
1.348% due 05/25/2066 ~		993	884
2.650% due 10/25/2068 ~		555	543
2.885% due 12/27/2066 ~		19,572	18,437
GMACM Mortgage Loan Trust 0.000% due 08/19/2034 ~		165	154
Government National Mortgage Association REMICS 4.698% due 10/20/2075 •		2,652	2,664
GreenPoint Mortgage Funding Trust 4.386% due 11/25/2045 •		100	96
GreenPoint MTA Trust
4.286% due 06/25/2045 •		46	42
4.306% due 06/25/2045 •		36	29
GS Mortgage Securities Corp. Trust 5.120% due 12/15/2036 •		6,428	6,429
GS Mortgage-Backed Securities Trust
4.922% due 12/25/2051 •		8,396	7,830
4.922% due 02/25/2052 •		22,195	20,614
5.215% due 11/25/2054 •		15,865	15,909
GSMPS Mortgage Loan Trust 8.500% due 01/25/2036		54	53
GSR Mortgage Loan Trust
4.151% due 04/25/2036 ~		94	56
4.521% due 01/25/2036 ~		73	69
4.951% due 09/25/2035 ~		204	196
HarborView Mortgage Loan Trust
4.106% due 03/19/2037 •		282	265
4.286% due 05/19/2035 •		304	296
4.326% due 03/19/2036 •		924	867
5.503% due 08/19/2036 ~		4	4
5.831% due 04/19/2034 ~		5	5
Impac CMB Trust 4.486% due 03/25/2035 •		721	708
IndyMac IMSC Mortgage Loan Trust 4.206% due 07/25/2047 •		241	164
IndyMac INDX Mortgage Loan Trust
4.226% due 09/25/2046 •		436	406
4.246% due 06/25/2046 •		186	169
4.266% due 05/25/2046 •		62	58
4.326% due 07/25/2035 •		46	44
4.373% due 12/25/2034 ~		6	6
JP Morgan Chase Commercial Mortgage Securities Trust
3.379% due 09/15/2050		175	173
4.128% due 07/05/2031		5,000	4,406
5.007% due 06/15/2035 •		4,555	3,849
5.248% due 12/15/2031 •		4,190	4,180
JP Morgan Mortgage Trust
3.500% due 05/25/2050 ~		1,226	1,112
3.500% due 08/25/2050 ~		230	208

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2025 (Unaudited)

3.939% due 04/25/2035 ~		498	414
4.922% due 02/25/2052 •		8,937	8,301
5.591% due 06/25/2065 þ		6,082	6,140
Legacy Mortgage Asset Trust
5.750% due 07/25/2061 þ		2,544	2,547
6.250% due 07/25/2067 þ		5,100	5,107
Luminent Mortgage Trust
4.186% due 12/25/2036 •		269	240
4.206% due 12/25/2036 •		27	27
4.246% due 10/25/2046 •		69	64
MA Money Pinnacle Residential Securitisation Trust 4.348% due 04/15/2066 •	AUD	1,411	942
MASTR Adjustable Rate Mortgages Trust
4.056% due 04/25/2046 •		$146	138
5.633% due 11/21/2034 ~		118	117
MASTR Alternative Loan Trust 6.000% due 08/25/2033		136	138
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 4.565% due 11/15/2031 •		85	83
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.305% due 12/15/2030 •		82	80
4.725% due 08/15/2032 •		6	6
4.762% due 10/20/2029 •		75	73
Merrill Lynch Mortgage Investors Trust
4.266% due 02/25/2036 •		588	583
4.346% due 11/25/2035 •		64	62
5.630% due 12/25/2032 •		1	1
Merrill Lynch Mortgage-Backed Securities Trust 4.030% due 04/25/2037 ~		121	104
MFA Trust
1.131% due 07/25/2060 ~		1,036	956
2.479% due 03/25/2065 ~		567	553
Mill City Mortgage Loan Trust
1.125% due 11/25/2060 ~		5,443	5,259
2.750% due 08/25/2059 ~		5,654	5,524
Morgan Stanley Capital I Trust 4.865% due 05/15/2036 •		11,400	1,624
Morgan Stanley Mortgage Loan Trust
4.286% due 02/25/2047 •		625	155
5.782% due 06/25/2036 ~		18	17
Morgan Stanley Residential Mortgage Loan Trust
4.922% due 09/25/2051 •		9,999	9,292
4.963% due 09/25/2070 ~		7,554	7,564
MortgageIT Trust 4.586% due 12/25/2034 •		98	99
New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~		1,100	1,059
2.464% due 01/26/2060 ~		685	648
3.500% due 12/25/2057 ~		1,183	1,157
3.500% due 10/25/2059 ~		1,098	1,038
4.500% due 05/25/2058 ~		4,909	4,813
NYO Commercial Mortgage Trust 4.960% due 11/15/2038 •		55,900	55,858
OBX Trust
4.496% due 06/25/2057 •		419	411
4.774% due 10/25/2051 •		5,186	4,860
5.530% due 10/25/2064 þ		7,734	7,795
5.988% due 01/25/2064 þ		7,743	7,815
6.067% due 01/25/2064 þ		9,035	9,119
6.129% due 12/25/2063 þ		16,009	16,177
6.447% due 02/25/2064 þ		10,922	11,076
Oceanview Mortgage Trust 4.815% due 05/25/2055 •		11,248	11,278
PRKCM Trust 6.333% due 03/25/2059 þ		2,780	2,809
Project Cashmere 4.543% due 12/30/2057 «(b)	AUD	75,300	50,251
PRPM LLC
4.839% due 10/25/2055 þ		$3,925	3,930
4.990% due 12/25/2055 þ		3,700	3,699
PRPM Trust
5.674% due 12/26/2069 þ		2,713	2,734
6.265% due 12/25/2068 þ		2,628	2,660
6.327% due 06/25/2069 þ		3,515	3,562
RALI Trust
4.146% due 08/25/2035 •		247	171
4.266% due 04/25/2046 •		136	34
4.346% due 08/25/2037 •		84	82
5.389% due 09/25/2045 •		124	108
RCKT Mortgage Trust
5.553% due 03/25/2055 þ		6,220	6,288
5.653% due 01/25/2045 þ		6,158	6,224
Residential Asset Securitization Trust
5.525% due 12/25/2034 ~		567	534
5.750% due 02/25/2036		80	28

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2025 (Unaudited)

RFMSI Trust 6.500% due 03/25/2032		4	4
Sequoia Mortgage Trust
4.248% due 05/20/2035 •		565	526
4.507% due 11/25/2063 ~		9,783	9,818
4.597% due 01/20/2047 ~		43	29
6.610% due 04/20/2035 ~		8	8
Sequoia Mortgage Trust 10 4.608% due 10/20/2027 •		2	2
Structured Adjustable Rate Mortgage Loan Trust
4.473% due 08/25/2035 ~		129	112
5.429% due 01/25/2035 •		17	16
6.298% due 02/25/2034 ~		9	9
Structured Asset Mortgage Investments II Trust
4.106% due 03/25/2037 •		213	82
4.226% due 07/25/2046 •		742	529
4.286% due 05/25/2036 •		1,731	1,454
4.286% due 05/25/2046 •		588	209
4.306% due 05/25/2045 •		92	88
4.346% due 07/19/2035 •		23	23
4.406% due 02/25/2036 •		6	5
4.426% due 07/19/2034 •		1	1
4.546% due 03/19/2034 •		40	39
4.546% due 04/19/2035 •		242	239
Structured Asset Mortgage Investments Trust 4.506% due 09/19/2032 •		1	1
Thornburg Mortgage Securities Trust 5.621% due 04/25/2045 ~		17	17
Towd Point Mortgage Funding - Granite 6 PLC 4.856% due 07/20/2053 •	GBP	6,452	8,706
Towd Point Mortgage Trust
2.250% due 12/25/2061 ~		$7,004	6,845
2.710% due 01/25/2060 ~		7,617	7,373
3.750% due 05/25/2058 ~		8,476	8,366
4.846% due 05/25/2058 •		3,685	3,756
4.846% due 10/25/2059 •		2,381	2,384
Triton Bond Trust 4.248% due 02/09/2053 •	AUD	7,463	4,980
Verus Securitization Trust
5.086% due 07/25/2067 ~		$11,200	11,236
5.402% due 05/25/2065 þ		16,416	16,545
5.712% due 01/25/2069 þ		11,780	11,846
5.811% due 05/25/2068 þ		3,503	3,507
5.850% due 12/25/2067 þ		3,907	3,898
5.999% due 02/25/2068 þ		1,111	1,109
6.218% due 06/25/2069 þ		5,331	5,403
6.338% due 04/25/2069 þ		2,099	2,124
6.443% due 08/25/2068 þ		2,414	2,427
6.476% due 06/25/2068 þ		6,724	6,753
WaMu Mortgage Pass-Through Certificates Trust
3.410% due 05/25/2037 ~		168	138
3.664% due 01/25/2037 ~		127	111
3.670% due 04/25/2037 ~		93	84
3.878% due 12/25/2046 •		623	554
3.897% due 12/25/2046 •		299	276
4.171% due 02/27/2034 •		7	7
4.173% due 02/25/2037 ~		478	431
4.271% due 12/25/2036 ~		88	81
4.366% due 11/25/2045 •		29	28
4.372% due 02/25/2037 ~		166	149
4.386% due 12/25/2045 •		29	30
4.394% due 02/25/2037 ~		186	173
4.426% due 10/25/2045 •		180	175
4.466% due 01/25/2045 •		18	18
4.473% due 09/25/2036 ~		120	105
4.566% due 10/25/2045 •		299	291
4.626% due 01/25/2045 •		601	584
4.729% due 02/25/2047 •		167	157
4.759% due 01/25/2047 •		94	91
4.769% due 01/25/2047 •		194	181
4.789% due 04/25/2047 •		292	270
5.029% due 02/25/2046 •		569	528
5.029% due 08/25/2046 •		2,100	1,952
5.077% due 07/25/2046 •		82	76
5.077% due 08/25/2046 •		1,005	884
5.229% due 11/25/2042 •		51	50
5.279% due 01/25/2047 •		70	63
5.362% due 06/25/2034 ~		218	209
5.429% due 06/25/2042 •		44	42
5.429% due 08/25/2042 •		59	57
5.450% due 09/25/2033 ~		248	244
5.529% due 09/25/2046 •		135	129
5.529% due 11/25/2046 •		62	56
5.696% due 09/25/2033 ~		40	39
5.778% due 03/25/2033 ~		11	11

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2025 (Unaudited)

Washington Mutual Mortgage Pass-Through Certificates Trust 4.999% due 05/25/2046 •		154	138
Wells Fargo Commercial Mortgage Trust
5.393% due 07/15/2037 •		7,100	7,120
5.400% due 01/15/2059 •		1,620	1,620

Total Non-Agency Mortgage-Backed Securities (Cost $721,458)			705,788

ASSET-BACKED SECURITIES 17.4%
AUTOMOBILE ABS OTHER 0.7%
Chesapeake Funding II LLC
4.754% due 05/15/2036 •		4,112	4,116
5.234% due 05/15/2035 •		3,378	3,391
Ford Credit Floorplan Master Owner Trust A 4.754% due 09/15/2029 •		29,000	29,135
GM Financial Automobile Leasing Trust 4.328% due 05/20/2027 •		14,618	14,623
Metro Finance Trust 5.298% due 09/19/2028 •	AUD	23,873	15,937
Toyota Lease Owner Trust 4.358% due 02/22/2027 •		$2,530	2,530

			69,732

AUTOMOBILE SEQUENTIAL 1.6%
Ally Auto Receivables Trust 5.080% due 12/15/2028		1,592	1,603
BMW Canada Auto Trust 4.844% due 07/20/2027	CAD	1,263	925
Chesapeake Funding II LLC 5.520% due 05/15/2036		$5,860	5,931
Citizens Auto Receivables Trust 5.840% due 01/18/2028		4,446	4,472
CPS Auto Receivables Trust 4.910% due 06/15/2028		1,405	1,406
Enterprise Fleet Financing LLC
4.050% due 08/20/2028		40,000	40,080
4.380% due 07/20/2029		529	530
5.740% due 12/20/2026		6,603	6,627
5.760% due 10/22/2029		3,258	3,269
6.400% due 03/20/2030		15,958	16,157
GM Financial Consumer Automobile Receivables Trust 4.880% due 08/16/2028		5,740	5,771
GMF Canada Leasing Trust 4.883% due 12/21/2026	CAD	281	205
Hertz Vehicle Financing III LLC 5.490% due 06/25/2027		$38,400	38,530
Hyundai Auto Receivables Trust 4.530% due 09/15/2027		2,372	2,376
Oscar U.S. Funding XV LLC 5.810% due 12/10/2027		7,530	7,563
PenFed Auto Receivables Owner Trust 4.030% due 07/15/2030		5,300	5,317
SBNA Auto Lease Trust 5.560% due 11/22/2027		17,540	17,634
World Omni Auto Receivables Trust 5.790% due 02/15/2029		1,212	1,227

			159,623

CMBS OTHER 0.6%
AREIT Trust 5.978% due 06/17/2039 •		15,530	15,534
BDS LLC 5.013% due 10/17/2042 •		6,800	6,794
BRSP Ltd. 4.996% due 08/19/2038 •		5,657	5,661
GPMT Ltd. 5.198% due 12/15/2036 •		8,721	8,734
MF1 Ltd. 4.929% due 10/16/2036 •		12,778	12,769
PFP Ltd. 5.610% due 09/17/2039 •		4,782	4,797

			54,289

CREDIT CARD BULLET 1.0%
Evergreen Credit Card Trust 4.540% due 10/15/2029 •		48,600	48,784

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2025 (Unaudited)

Master Credit Card Trust II 4.693% due 01/21/2028 •	50,700	50,716

		99,500

CREDIT CARD OTHER 0.8%
Golden Credit Card Trust 1.970% due 01/15/2029	35,000	34,320
Synchrony Card Funding LLC 5.740% due 10/15/2029	5,000	5,073
Trillium Credit Card Trust II 4.297% due 09/26/2030 •	43,300	43,466

		82,859

HOME EQUITY OTHER 0.9%
ABFC Trust
4.546% due 06/25/2034 •	179	180
4.821% due 06/25/2033 •	326	326
Accredited Mortgage Loan Trust 4.106% due 09/25/2036 •	513	511
ACE Securities Corp. Home Equity Loan Trust
3.966% due 10/25/2036 •	8	3
4.626% due 04/25/2034 •	9,787	9,274
4.881% due 10/25/2034 •	1,246	1,232
Amortizing Residential Collateral Trust 4.546% due 10/25/2031 •	52	52
AMRESCO Residential Securities Corp. Mortgage Loan Trust 4.786% due 06/25/2029 •	66	69
Asset-Backed Securities Corp. Home Equity Loan Trust
2.780% due 07/25/2036 •	200	199
3.926% due 05/25/2037 •	16	12
Bear Stearns Asset-Backed Securities I Trust 5.096% due 08/25/2037 •	18	17
Bear Stearns Asset-Backed Securities Trust
4.646% due 10/27/2032 •	1	1
4.846% due 11/25/2042 •	5	5
C-BASS Trust 3.966% due 11/25/2036 •	31	14
Chase Funding Trust 4.486% due 08/25/2032 •	15	15
Citigroup Mortgage Loan Trust, Inc. 3.906% due 07/25/2045 •	173	123
Countrywide Asset-Backed Certificates 4.136% due 05/25/2047 •	111	109
Countrywide Asset-Backed Certificates Trust
4.386% due 12/25/2034 •	2,559	2,509
4.646% due 10/25/2047 •	991	920
4.746% due 05/25/2036 •	124	122
5.346% due 10/25/2034 •	41	41
Credit-Based Asset Servicing & Securitization LLC 4.226% due 07/25/2037 •	170	115
CWHEQ Revolving Home Equity Loan Trust 4.005% due 01/15/2037 •	3	3
Delta Funding Home Equity Loan Trust 4.685% due 09/15/2029 •	12	12
EMC Mortgage Loan Trust 4.586% due 05/25/2040 •	13	13
Finance America Mortgage Loan Trust 4.671% due 08/25/2034 •	4,325	4,204
First NLC Trust 3.916% due 08/25/2037 •	296	150
Fremont Home Loan Trust 4.581% due 01/25/2035 •	81	81
GSAA Home Equity Trust 4.386% due 07/25/2037 •	133	129
GSAMP Trust
3.916% due 12/25/2036 •	234	116
4.366% due 06/25/2036 •	2,122	2,081
Home Equity Asset Trust
4.431% due 07/25/2036 •	86	86
4.766% due 02/25/2033 •	1	1
4.791% due 06/25/2034 •	858	858
HSI Asset Loan Obligation Trust 3.966% due 12/25/2036 •	78	22
HSI Asset Securitization Corp. Trust 4.341% due 02/25/2036 •	1,268	1,240
JP Morgan Mortgage Acquisition Trust
4.251% due 07/25/2036 •	1,025	1,017
4.266% due 10/25/2036 •	528	528
Lehman ABS Mortgage Loan Trust 3.936% due 06/25/2037 •	199	134
Long Beach Mortgage Loan Trust
4.406% due 10/25/2034 •	301	295
4.546% due 03/25/2032 •	16	16
4.821% due 04/25/2035 •	973	972

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2025 (Unaudited)

MASTR Asset-Backed Securities Trust
3.946% due 11/25/2036 •		44	13
3.946% due 01/25/2037 •		242	69
4.546% due 09/25/2034 •		4,807	4,402
4.626% due 02/25/2034 •		658	698
Merrill Lynch Mortgage Investors Trust
4.006% due 09/25/2037 •		3	1
4.086% due 02/25/2037 •		238	67
Morgan Stanley ABS Capital I, Inc. Trust
3.906% due 05/25/2037 •		70	64
4.046% due 09/25/2036 •		16	6
4.466% due 12/25/2035 •		192	190
4.746% due 05/25/2034 •		9,434	10,154
Morgan Stanley Home Equity Loan Trust 4.836% due 05/25/2035 •		289	287
Morgan Stanley IXIS Real Estate Capital Trust 3.896% due 11/25/2036 •		7	2
New Century Home Equity Loan Trust
4.206% due 05/25/2036 •		56	56
4.776% due 11/25/2034 •		1,403	1,404
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 4.146% due 07/25/2036 •		1,864	1,764
RAAC Trust 4.396% due 01/25/2046 •		1,125	1,126
RCKT Mortgage Trust 6.025% due 02/25/2044 ~		4,593	4,634
Renaissance Home Equity Loan Trust
3.383% due 08/25/2033 •		210	193
4.566% due 11/25/2034 •		95	85
Residential Asset Mortgage Products Trust 4.536% due 10/25/2035 •		1	1
Securitized Asset-Backed Receivables LLC Trust
4.516% due 08/25/2034 •		3,243	3,100
4.521% due 01/25/2035 •		365	339
Soundview Home Loan Trust 4.406% due 05/25/2036 •		4,931	4,842
Towd Point Mortgage Trust
5.278% due 08/25/2065 þ		9,036	9,081
5.348% due 07/25/2065 þ		4,659	4,692
5.848% due 01/25/2064 ~		4,512	4,540
6.125% due 02/25/2064 ~		926	935
6.290% due 05/25/2064 ~		4,742	4,802
Washington Mutual Asset-Backed Certificates Trust 3.851% due 10/25/2036 •		42	14

			85,368

WHOLE LOAN COLLATERAL 0.0%
Bear Stearns Asset-Backed Securities Trust 5.500% due 09/25/2033 þ		3,298	2,972
First Franklin Mortgage Loan Trust 4.006% due 11/25/2036 •		60	63
GSAMP Trust 4.596% due 01/25/2034 •		676	700
GSRPM Mortgage Loan Trust 4.596% due 03/25/2035 •		7	11
Residential Asset Mortgage Products Trust 4.626% due 07/25/2035 •		12	12
Specialty Underwriting & Residential Finance Trust 4.821% due 12/25/2035 •		149	148

			3,906

OTHER ABS 11.8%
AGL CLO 14 Ltd. 5.000% due 12/02/2034 •		7,900	7,901
Anchorage Capital CLO 21 Ltd. 4.934% due 10/20/2034 •		17,500	17,487
Apidos CLO XI 5.122% due 04/17/2034 •		11,900	11,914
ARES LIX CLO Ltd. 5.150% due 04/25/2034 •		600	601
ARES LXII CLO Ltd. 4.928% due 01/25/2034 •		27,750	27,750
ARES LXV CLO Ltd. 4.978% due 07/25/2034 •		4,300	4,299
Atlas Senior Loan Fund XVIII Ltd. 4.994% due 01/18/2035 •		10,900	10,899
Bain Capital Credit CLO Ltd.
4.850% due 04/23/2035 •		6,600	6,598
4.925% due 07/24/2034 •		13,050	13,029
4.960% due 10/21/2034 •		4,300	4,300
5.070% due 10/23/2034 •		5,550	5,555
5.124% due 07/16/2034 •		11,100	11,112
Bain Capital Euro CLO DAC
2.744% due 01/20/2032 •	EUR	4,357	5,124

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2025 (Unaudited)

3.265% due 01/22/2038 •		24,400	28,699
BlueMountain CLO Ltd. 5.048% due 10/25/2030 •		$3,674	3,678
Canyon Capital CLO Ltd. 4.915% due 10/15/2034 •		12,100	12,093
Canyon CLO Ltd. 4.985% due 07/15/2034 •		4,200	4,197
Carlyle Euro CLO DAC 2.709% due 01/15/2031 •	EUR	4,399	5,172
Carlyle U.S. CLO Ltd. 4.938% due 01/25/2035 •		$3,550	3,550
CarVal CLO III Ltd. 4.874% due 07/20/2032 •		11,144	11,151
CCG Receivables Trust 4.480% due 10/14/2032		14,461	14,549
Cedar Funding VI CLO Ltd. 4.974% due 04/20/2034 •		15,700	15,705
CIFC Funding Ltd. 5.077% due 10/24/2030 •		5,120	5,127
College Avenue Student Loans LLC 5.496% due 11/26/2046 •		745	753
Commonbond Student Loan Trust
2.550% due 05/25/2041		527	507
3.560% due 09/25/2045		570	551
Dell Equipment Finance Trust 4.690% due 08/22/2030		8,152	8,168
Dryden 27 R Euro CLO DAC 2.686% due 04/15/2033 •	EUR	5,157	6,064
Dryden 54 Senior Loan Fund 5.034% due 10/19/2029 •		$1,362	1,364
Dryden 95 CLO Ltd. 4.929% due 08/20/2034 •		1,400	1,400
ECMC Group Student Loan Trust
4.739% due 02/27/2068 •		11,513	11,457
4.989% due 07/25/2069 •		5,983	5,995
5.039% due 05/25/2067 •		814	814
Elevation CLO Ltd. 4.988% due 07/25/2034 •		19,200	19,184
ELFI Graduate Loan Program LLC 1.530% due 12/26/2046		17,314	15,591
Euro-Galaxy III CLO DAC 2.686% due 04/24/2034 •	EUR	3,732	4,391
Flatiron CLO 19 Ltd. 5.032% due 11/16/2034 •		$4,775	4,778
Fortress Credit BSL X Ltd. 5.014% due 04/20/2033 •		4,800	4,805
Gallatin CLO VIII Ltd. 5.256% due 07/15/2031 •		9,069	9,074
Guggenheim CLO Ltd. 5.055% due 01/15/2035 •		5,400	5,393
Harvest CLO XXI DAC 2.769% due 07/15/2031 •	EUR	4,783	5,625
ICG U.S. CLO Ltd. 5.034% due 10/20/2034 •		$17,200	17,209
Indigo Credit Management I DAC 0.000% due 10/15/2037 •	EUR	6,000	7,051
Invesco Euro CLO I DAC 2.659% due 07/15/2031 •		1,440	1,693
Invesco Euro CLO XI DAC 3.283% due 10/22/2036 •		12,200	14,350
Jamestown CLO XVI Ltd. 4.978% due 07/25/2034 •		$9,500	9,502
KKR CLO 42 Ltd. 5.034% due 07/20/2034 •		5,900	5,904
LCM 34 Ltd. 5.064% due 10/20/2034 •		1,550	1,552
Madison Park Funding XLIX Ltd. 4.934% due 10/19/2034 •		7,500	7,500
Madison Park Funding XLVI Ltd. 4.905% due 10/15/2034 •		17,300	17,288
Massachusetts Educational Financing Authority 5.525% due 04/25/2038 •		137	137
MMAF Equipment Finance LLC
5.200% due 09/13/2027		3,506	3,516
5.790% due 11/13/2026		174	174
Navient Education Loan Trust 5.020% due 07/15/2055		6,249	6,324
Navient Private Education Loan Trust
2.460% due 11/15/2068		846	822
4.765% due 11/15/2068 •		1,224	1,222
5.315% due 07/16/2040 •		2,022	2,026
Navient Private Education Refi Loan Trust
1.060% due 10/15/2069		406	372
1.170% due 09/16/2069		3,833	3,619
1.330% due 04/15/2069		4,678	4,382
1.690% due 05/15/2069		6,767	6,396

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2025 (Unaudited)

4.865% due 04/15/2069 •		4,880	4,857
5.465% due 11/15/2068 •		402	405
Navient Refinance Loan Trust 4.800% due 10/15/2055		21,816	21,882
Navient Student Loan Trust
4.789% due 07/26/2066 •		7,530	7,498
5.684% due 03/15/2072 •		13,134	13,261
Nelnet Student Loan Trust
4.589% due 02/27/2051 •		896	895
4.646% due 08/25/2067 •		11,978	11,991
4.650% due 08/20/2054		22,400	22,341
4.689% due 09/27/2038 •		1,704	1,699
4.789% due 09/25/2065 •		972	974
4.839% due 02/25/2066 •		1,359	1,361
4.889% due 06/27/2067 •		24,180	24,222
5.268% due 06/22/2065 •		38,800	39,127
5.334% due 05/17/2055 •		34,247	34,526
Neuberger Berman Loan Advisers CLO 43 Ltd. 4.932% due 07/17/2036 •		3,300	3,299
Neuberger Berman Loan Advisers CLO 45 Ltd. 4.972% due 10/14/2036 •		3,100	3,099
Octagon 64 Ltd. 5.130% due 07/21/2035 •		25,500	25,526
Octagon Investment Partners 39 Ltd. 5.034% due 10/20/2030 •		2,193	2,195
Octagon Investment Partners 40 Ltd. 4.924% due 01/20/2035 •		19,150	19,145
Pagaya AI Debt Grantor Trust 4.497% due 04/15/2033		10,900	10,911
Pagaya AI Debt Trust 6.660% due 07/15/2031		693	695
Parallel Ltd. 5.015% due 07/15/2034 •		15,100	15,072
Park Avenue Institutional Advisers CLO Ltd. 4.994% due 01/20/2034 •		6,200	6,205
Penta CLO 9 DAC 2.915% due 07/25/2036 •	EUR	9,900	11,634
Pikes Peak CLO 2 5.104% due 10/11/2034 •		$17,300	17,320
Pikes Peak CLO 4 5.115% due 07/15/2034 •		6,100	6,105
Post CLO Ltd. 4.985% due 10/15/2034 •		8,150	8,151
Progress Residential Trust
1.692% due 08/17/2040		8,002	7,526
2.013% due 11/17/2040		4,337	4,084
Residential Asset Mortgage Products Trust 4.866% due 01/25/2034 •		283	295
Rockford Tower CLO Ltd. 5.084% due 07/20/2035 •		8,300	8,308
Rockford Tower Europe CLO DAC 3.326% due 08/29/2036 •	EUR	8,000	9,410
Romark CLO - IV Ltd. 5.067% due 07/10/2034 •		$11,450	11,455
Sandstone Peak Ltd. 5.185% due 10/15/2034 •		11,300	11,321
Saranac CLO VI Ltd. 5.125% due 08/13/2031 •		345	346
Sculptor CLO XXVII Ltd. 4.944% due 07/20/2034 •		9,450	9,450
Silver Rock CLO II Ltd. 4.924% due 01/20/2035 •		1,250	1,250
SLM Student Loan Trust
4.439% due 06/25/2043 •		5,490	5,401
4.639% due 12/27/2038 •		957	953
4.689% due 01/25/2029 •		2,243	2,206
5.325% due 04/25/2049 •		30	30
6.275% due 01/27/2026 •		1,081	1,088
SMB Private Education Loan Trust
1.340% due 03/17/2053		5,730	5,429
1.600% due 09/15/2054		4,883	4,633
4.595% due 01/15/2053 •		4,541	4,501
4.696% due 09/15/2054 •		17,830	17,761
5.074% due 06/17/2052 •		1,756	1,755
5.074% due 07/15/2053 •		14,596	14,499
5.090% due 10/16/2056		2,790	2,837
5.184% due 03/17/2053 •		4,462	4,484
5.240% due 03/15/2056		8,244	8,397
5.334% due 10/16/2056 •		4,689	4,701
5.434% due 04/15/2054 •		19,552	19,792
5.434% due 02/16/2055 •		9,314	9,408
5.434% due 03/15/2056 •		4,316	4,363
5.500% due 06/17/2052		4,070	4,182
5.524% due 11/15/2052 •		8,106	8,196
5.634% due 09/15/2053 •		2,762	2,812
5.784% due 10/16/2056 •		4,508	4,605

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2025 (Unaudited)

5.834% due 05/16/2050 •		2,913	2,958
SoFi Consumer Loan Program Trust
4.800% due 02/27/2034		1,222	1,227
4.820% due 06/25/2034		13,535	13,617
SoFi Professional Loan Program LLC 1.950% due 02/15/2046		6,217	5,867
Sound Point CLO XXVIII Ltd. 5.138% due 01/25/2032 •		6,938	6,942
Stonepeak ABS 2.301% due 02/28/2033		3,122	3,049
Symphony CLO XIX Ltd. 5.115% due 04/16/2031 •		986	987
Symphony CLO XXII Ltd. 5.064% due 04/18/2033 •		4,861	4,863
Symphony CLO XXIV Ltd. 5.261% due 10/23/2035 •		10,300	10,298
Symphony CLO XXIX Ltd. 5.433% due 10/15/2035 •		5,450	5,450
Symphony CLO XXXII Ltd. 5.419% due 10/23/2035		7,250	7,250
TCI-Symphony CLO Ltd. 5.193% due 10/13/2032 •		15,455	15,463
THL Credit Wind River CLO Ltd. 5.105% due 04/15/2035 •		23,000	23,020
Toro European CLO 6 DAC 2.945% due 01/12/2032 •	EUR	6,762	7,955
Towd Point Asset Trust 4.548% due 11/20/2061 •		$5,609	5,599
Tralee CLO V Ltd. 4.964% due 10/20/2034 •		4,300	4,299
Trinitas CLO VII Ltd. 4.918% due 01/25/2035 •		5,300	5,300
Trinitas CLO XIX Ltd. 4.994% due 10/20/2033 •		16,748	16,769
UPX HIL Issuer Trust 5.160% due 01/25/2047		1,389	1,401
Venture 33 CLO Ltd. 5.226% due 07/15/2031 •		1,821	1,822
Venture 36 CLO Ltd. 5.276% due 04/20/2032 •		7,587	7,592
Venture XXIX CLO Ltd. 5.103% due 09/07/2030 •		571	571
Verdelite Static CLO Ltd. 5.014% due 07/20/2032 •		6,883	6,884
Vibrant CLO XII Ltd. 5.034% due 04/20/2034 •		7,100	7,101
Volvo Financial Equipment LLC 4.560% due 05/17/2027		8,619	8,634
Voya CLO Ltd. 4.944% due 04/20/2034 •		7,900	7,899
Voya Ltd. 5.166% due 10/15/2030 •		135	136
Wind River CLO Ltd.
4.965% due 10/15/2034 •		7,460	7,442
4.994% due 07/20/2034 •		18,300	18,305

			1,166,017

Total Asset-Backed Securities (Cost $1,720,383)			1,721,294

SOVEREIGN ISSUES 1.9%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2026 (d)	BRL	671,100	118,470
Eagle Funding Luxco SARL 5.500% due 08/17/2030		$57,650	58,794
Israel Government Bonds - Fixed 0.500% due 02/27/2026	ILS	30,800	9,618
Korea Housing Finance Corp. 4.475% due 04/06/2026	AUD	1,000	667
Korea National Oil Corp. 4.551% (SOFRRATE + 0.770%) due 03/31/2028 ~		$5,200	5,216

Total Sovereign Issues (Cost $192,633)			192,765

SHORT-TERM INSTRUMENTS 20.8%
COMMERCIAL PAPER 2.8%
Air Lease Corp.
4.180% due 01/07/2026		20,200	20,184
4.180% due 01/09/2026		10,700	10,689
4.300% due 01/08/2026		23,100	23,079
Conagra Brands, Inc. 4.130% due 01/07/2026		22,900	22,883
Edison International
4.150% due 01/06/2026		272	272
4.550% due 01/06/2026		42,000	41,971

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2025 (Unaudited)

HCA, Inc.
4.120% due 02/12/2026	400	398
4.300% due 01/07/2026	69,000	68,947
4.300% due 01/13/2026	41,400	41,340
Jabil, Inc.
4.130% due 01/12/2026	30,000	29,956
4.150% due 01/07/2026	9,700	9,692
4.150% due 01/12/2026	1,200	1,198
4.150% due 01/13/2026	11,400	11,382

		281,991

	SHARES
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.850% (f)	1,842,160	1,842

	PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (h) 5.6%		550,856

U.S. TREASURY BILLS 12.3%
3.650% due 01/27/2026 - 04/28/2026 (c)(d)(m)	1,221,739	1,214,509

Total Short-Term Instruments (Cost $2,049,648)		2,049,198

Total Investments in Securities (Cost $11,868,517)		11,876,821

	SHARES
INVESTMENTS IN AFFILIATES 3.4%
SHORT-TERM INSTRUMENTS 3.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.3%
PIMCO Short Asset Portfolio	33,729,967	331,127
PIMCO Short-Term Floating NAV Portfolio III	1,495	15

Total Short-Term Instruments (Cost $330,764)		331,142

Total Investments in Affiliates (Cost $330,764)		331,142

Total Investments 123.5% (Cost $12,199,281)		$12,207,963
Financial Derivative Instruments (j)(l) 0.2%(Cost or Premiums, net $31,900)		16,406
Other Assets and Liabilities, net (23.7)%		(2,341,384)

Net Assets 100.0%		$9,882,985

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Coupon represents a 7-Day Yield.
(g)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Royal Bank of Scotland International Ltd.	4.660%	12/16/2028	$25,000	$24,978	0.25%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	3.750%	12/31/2025	01/02/2026	$6,000	U.S. Treasury Notes 0.625% due 08/15/2030	$(6,115)	$6,000	$6,001
BRC	3.750	12/31/2025	01/02/2026	164,381	U.S. Treasury Notes 3.500% due 11/30/2030	(163,871)	164,381	164,415
3.850	12/31/2025	01/02/2026	380,475	U.S. Treasury Notes 3.375% due 11/30/2027	(380,422)	380,475	380,557

Total Repurchase Agreements	$(550,408)	$550,856	$550,973

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BRC	3.920%	12/31/2025	01/02/2026	$(171,510)	$(171,547)

Total Reverse Repurchase Agreements	$(171,547)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Treasury Obligations (5.5)%
U.S. Treasury Notes	3.375%	11/30/2027	$380,000	$(378,624)	$(380,458)
U.S. Treasury Notes	3.500	11/30/2030	165,000	(163,389)	(163,886)

Total Short Sales (5.5)%	$(542,013)	$(544,344)

(i)	Securities with an aggregate market value of $171,399 have been pledged as collateral under the terms of master agreements as of December 31, 2025.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(339,266) at a weighted average interest rate of 4.516%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2025 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Bond March Futures	03/2026	7,649	$535,956	$510	$147	$(147)
Canada Government 5-Year Bond March Futures	03/2026	2,732	225,499	(1,617)	0	(398)
U.S. Treasury 5-Year Note March Futures	03/2026	19,510	2,132,534	(3,024)	0	(2,286)

$(4,131)	$147	$(2,831)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note March Futures	03/2026	6,670	$(1,392,623)	$848	$469	$0
U.S. Treasury 10-Year Note March Futures	03/2026	1,986	(223,301)	1,080	403	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	891	(105,138)	746	334	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	1,731	(199,092)	213	325	0

$2,887	$1,531	$0

Total Futures Contracts	$(1,244)	$1,678	$(2,831)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	165,700	$(753)	$1,672	$919	$187	$0
Receive	1-Day USD-SOFR Compounded-OIS	4.100	Annual	02/11/2026	$1,746,200	2,170	596	2,766	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.920	Annual	02/27/2026	11,200	0	25	25	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.862	Annual	02/28/2029	256,100	0	(2,944)	(2,944)	260	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	332,700	(685)	(3,708)	(4,393)	433	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.290	Annual	05/31/2030	502,709	87	2,052	2,139	718	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.375	Annual	05/31/2030	666,293	653	2	655	954	0

Total Swap Agreements	$1,472	$(2,305)	$(833)	$2,552	$(8)

(k)

Securities with an aggregate market value of $68,536 and cash of $21,469 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.

(1)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2026	$1,090	EUR	923	$0	$(4)
BPS	01/2026	AUD	107,348	$69,778	0	(1,866)
04/2026	BRL	98,600	17,261	0	(363)
BSH	04/2026	187,300	32,977	30	(531)
CBK	01/2026	AUD	3,578	2,373	0	(15)
01/2026	CAD	5,553	4,024	0	(24)
01/2026	EUR	11,411	13,319	0	(96)
01/2026	ILS	3,457	1,074	0	(12)
01/2026	$56,281	AUD	85,107	519	0
01/2026	1,455	EUR	1,239	2	0
DUB	01/2026	5	ILS	17	0	0
02/2026	ILS	17	$5	0	0
FAR	01/2026	AUD	218,795	142,111	0	(3,912)
01/2026	GBP	46,989	61,706	0	(1,632)
01/2026	$3	ILS	9	0	0
01/2026	117	MXN	2,163	3	0

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2025 (Unaudited)

02/2026	ILS	9	$3	0	0
GLM	01/2026	$1,468	CAD	2,043	21	0
01/2026	269	CHF	216	3	0
01/2026	396	ILS	1,279	6	0
03/2026	BRL	6,209	$1,129	10	0
04/2026	385,200	67,912	186	(1,126)
JPM	01/2026	$641	ILS	2,088	15	0
MBC	01/2026	CAD	8,475	$6,022	0	(156)
01/2026	EUR	6,000	7,041	0	(13)
01/2026	$12,955	EUR	11,114	112	0
02/2026	ILS	30,954	$8,466	0	(1,255)
RYL	01/2026	$1,015	CAD	1,390	0	(2)
01/2026	7,082	EUR	6,089	77	0
SCX	01/2026	2,976	GBP	2,201	0	(10)
SOG	01/2026	EUR	126,187	$146,094	0	(2,264)
03/2026	MXN	8	0	0	0
UAG	01/2026	2,726	GBP	2,061	52	0

Total Forward Foreign Currency Contracts	$1,036	$(13,281)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.250%	12/09/2026	23,800	$11	$6
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.500	02/13/2026	2,980,000	1,984	45
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	2,071,000	2,162	1,401
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.250	12/09/2026	2,544,000	1,161	668
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	181,500	182	123
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	1,687,800	1,793	1,142

Total Purchased Options	$7,293	$3,385

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	71,050	$16,204	$542	$16,746	$0
BPS	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	5,080	1,161	36	1,197	0
JPM	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	25,170	5,770	162	5,932	0

Total Swap Agreements	$23,135	$740	$23,875	$0

(m)

Securities with an aggregate market value of $10,802 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$3,128,217	$24,978	$3,153,195
Industrials	0	1,410,177	0	1,410,177
Utilities	0	408,180	0	408,180
Municipal Bonds & Notes

Schedule of Investments PIMCO Short-Term Fund (Cont.)	December 31, 2025 (Unaudited)

Louisiana	0	30,025	0	30,025
U.S. Government Agencies	0	1,873,769	0	1,873,769
U.S. Treasury Obligations	0	332,430	0	332,430
Non-Agency Mortgage-Backed Securities	0	655,537	50,251	705,788
Asset-Backed Securities
Automobile ABS Other	0	69,732	0	69,732
Automobile Sequential	0	159,623	0	159,623
CMBS Other	0	54,289	0	54,289
Credit Card Bullet	0	99,500	0	99,500
Credit Card Other	0	82,859	0	82,859
Home Equity Other	0	85,368	0	85,368
Whole Loan Collateral	0	3,906	0	3,906
Other ABS	0	1,166,017	0	1,166,017
Sovereign Issues	0	192,765	0	192,765
Short-Term Instruments
Commercial Paper	0	281,991	0	281,991
Mutual Funds	0	1,842	0	1,842
Repurchase Agreements	0	550,856	0	550,856
U.S. Treasury Bills	0	1,214,509	0	1,214,509

	$0	$11,801,592	$75,229	$11,876,821
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$331,142	$0	$0	$331,142

Total Investments	$331,142	$11,801,592	$75,229	$12,207,963

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(544,344)	$0	$(544,344)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	147	4,083	0	4,230
Over the counter	0	28,296	0	28,296

	$147	$32,379	$0	$32,526
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(545)	(2,294)	0	(2,839)
Over the counter	0	(13,281)	0	(13,281)

	$(545)	$(15,575)	$0	$(16,120)

Total Financial Derivative Instruments	$(398)	$16,804	$0	$16,406

Totals	$330,744	$11,274,052	$75,229	$11,680,025

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 203.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Panama Government International Bonds 4.546% - 9.606% (EUR006M + 2.450%) due 04/01/2027 «~	EUR	1,400	$1,662
Project Nova 7.080% - 7.284% due 08/31/2026 «~		$400	400

Total Loan Participations and Assignments (Cost $1,915)			2,062

CORPORATE BONDS & NOTES 3.7%
BANKING & FINANCE 2.2%
ARES Strategic Income Fund 5.450% due 09/09/2028 (e)		4,400	4,440
Athene Global Funding 5.033% due 07/17/2030		7,600	7,661
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		380	369
Bank of Nova Scotia 5.450% due 08/01/2029		3,200	3,336
Barclays PLC 7.437% due 11/02/2033 •		2,300	2,631
Credicorp Capital Sociedad Titulizadora SA 9.700% due 03/05/2045	PEN	1,200	378
Credit Suisse AG AT1 Claim		$9,300	2,744
Deutsche Bank AG 3.547% due 09/18/2031 •(e)		500	477
F&G Global Funding 5.875% due 01/16/2030 (e)		400	416
Ford Motor Credit Co. LLC
2.700% due 08/10/2026		200	198
2.900% due 02/16/2028		200	193
4.125% due 08/17/2027		500	496
5.800% due 03/05/2027		600	608
5.800% due 03/08/2029		700	715
6.950% due 03/06/2026		200	200
7.350% due 11/04/2027		200	209
GA Global Funding Trust 5.500% due 04/01/2032 (e)		400	410
GLP Capital LP/GLP Financing II, Inc. 5.625% due 09/15/2034		400	406
Goldman Sachs Group, Inc. 5.016% due 10/23/2035 •(e)		1,500	1,509
HPS Corporate Lending Fund 5.950% due 04/14/2032 (e)		1,200	1,218
HSBC Holdings PLC 2.848% due 06/04/2031 •		300	281
National Health Investors, Inc. 5.350% due 02/01/2033		100	100
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (c)		3,000	2,317
SBA Tower Trust 1.840% due 04/15/2027		1,000	969
Sumitomo Mitsui Financial Group, Inc. 5.558% due 07/09/2034 (e)		400	421
UBS Group AG 3.091% due 05/14/2032 •(e)		1,500	1,393
VICI Properties LP 4.750% due 02/15/2028 (e)		2,700	2,727
Vitality Re XVI Ltd. 5.370% (MSMMUSTF + 1.750%) due 01/08/2030 ~		250	250

			37,072

INDUSTRIALS 1.0%
Bacardi-Martini BV 5.550% due 02/01/2030 (e)		2,800	2,893
Bayer U.S. Finance LLC 6.375% due 11/21/2030		200	214
Beignet Investor LLC 6.581% due 05/30/2049 (e)		7,550	7,983
DAE Funding LLC 3.375% due 03/20/2028		900	877

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2025 (Unaudited)

NTT Finance Corp. 4.876% due 07/16/2030	200	204
Petroleos del Peru SA 5.625% due 06/19/2047	2,400	1,528
Petroleos Mexicanos 6.350% due 02/12/2048	1,100	864
United Airlines Pass-Through Trust 5.450% due 08/15/2038	579	598
Viper Energy Partners LLC 5.700% due 08/01/2035	1,200	1,225

		16,386

UTILITIES 0.5%
Pacific Gas & Electric Co.
3.000% due 06/15/2028 (e)	1,100	1,067
4.500% due 07/01/2040 (e)	1,300	1,134
5.700% due 03/01/2035 (e)	300	309
6.100% due 01/15/2029	100	105
6.150% due 03/01/2055 (e)	900	894
6.700% due 04/01/2053 (e)	1,900	2,008
Southern California Edison Co.
4.650% due 10/01/2043 (e)	1,200	1,023
5.150% due 06/01/2029	2,800	2,862

		9,402

Total Corporate Bonds & Notes (Cost $58,721)		62,860

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.1%
California State University Revenue Bonds, (BABs), Series 2010 6.434% due 11/01/2030	100	105
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.000% due 06/01/2046	690	627

		732

ILLINOIS 0.0%
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009 6.832% due 02/01/2035	75	79

NEVADA 0.0%
Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010 6.820% due 07/01/2045	100	111

Total Municipal Bonds & Notes (Cost $965)		922

U.S. GOVERNMENT AGENCIES 101.5%
Federal Home Loan Mortgage Corp.
4.000% due 11/01/2047 - 01/01/2048	1,460	1,415
4.500% due 03/01/2029	4	4
4.500% due 08/01/2052 (e)	3,545	3,488
5.500% due 07/01/2038	8	9
5.500% due 04/01/2054 - 09/01/2055 (e)	111,710	113,834
6.000% due 10/01/2055 (e)	1,483	1,529
6.480% due 03/01/2034 •	12	12
6.500% due 11/01/2053 - 03/01/2055 (e)	26,554	28,063
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 2.903% due 07/25/2054 ~	4,596	4,475
Federal Home Loan Mortgage Corp. REMICS
4.668% due 06/15/2041 •	24	24
4.774% due 11/25/2055 - 12/25/2055 •(e)	14,555	14,602
4.798% due 08/15/2037 •	45	45
4.808% due 10/15/2037 •	7	7
4.814% due 11/25/2054 •(e)	5,677	5,702
4.818% due 05/15/2037 - 09/15/2037 •	49	50
4.824% due 09/25/2055 •(e)	9,468	9,558
4.974% due 07/25/2055 - 09/25/2055 •	18,871	18,987
5.024% due 12/25/2054 - 03/25/2055 •(e)	14,016	14,068
5.024% due 12/25/2054 - 09/25/2055 •	10,416	10,473
5.074% due 02/25/2055 •	1,172	1,178
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates 5.229% due 02/25/2045 •	4	4
Federal National Mortgage Association
3.500% due 12/01/2047 - 08/01/2048	2,225	2,091
3.500% due 03/01/2048 - 04/01/2048 (e)	8,880	8,344
3.830% due 11/01/2030 (e)	21,750	21,495
4.000% due 10/01/2044	685	674
4.000% due 01/01/2045 - 08/01/2045 (e)	3,439	3,337
4.202% due 10/01/2029 ~(e)	8,800	8,870
4.300% due 12/01/2029 - 11/01/2032 (e)	11,414	11,452
4.300% due 12/01/2032	35,500	35,407
4.540% due 11/01/2032 (e)	6,589	6,668

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2025 (Unaudited)

4.705% due 09/01/2031 ~(e)		16,300	16,648
4.720% due 10/01/2028 - 08/01/2030 (e)		5,969	6,100
4.770% due 10/01/2028 (e)		2,400	2,453
4.777% due 07/01/2032 ~(e)		14,000	14,323
4.930% due 06/01/2029 (e)		3,900	4,014
5.277% due 07/01/2044 •		2	2
5.300% due 11/01/2030 (e)		7,900	8,272
5.500% due 03/01/2034 - 07/01/2035		25	26
5.500% due 08/01/2053 - 11/01/2054 (e)		11,967	12,292
6.000% due 08/01/2036 - 02/01/2038		32	33
6.135% due 08/01/2033 •		2	2
6.500% due 10/01/2036 - 01/01/2054		450	473
6.500% due 12/01/2053 - 11/01/2054 (e)		39,277	41,391
6.845% due 06/01/2033 •		28	30
6.937% due 01/01/2036 •		4	4
Federal National Mortgage Association REMICS
4.246% due 12/25/2036 •		5	4
4.339% due 07/25/2037 •		5	5
4.369% due 07/25/2037 •		10	10
4.389% due 09/25/2035 •		18	18
4.399% due 09/25/2035 •		39	39
4.709% due 06/25/2037 •		66	66
4.739% due 01/25/2040 •		166	167
4.774% due 09/25/2055 •(e)		5,548	5,569
4.824% due 11/25/2054 •		4,373	4,379
4.974% due 07/25/2055 •		639	641
5.000% due 04/25/2033		1	1
5.024% due 08/25/2055 - 09/25/2055 •(e)		17,771	17,860
5.024% due 09/25/2055 •		4,892	4,914
5.274% due 09/25/2055 •(e)		9,389	9,481
5.324% due 06/25/2054 •		987	996
6.309% due 05/25/2035 ~		1	1
Federal National Mortgage Association Trust 4.339% due 03/25/2044 •		12	12
Government National Mortgage Association
4.750% due 11/20/2044 •		380	390
5.000% due 04/15/2036 - 09/15/2039		408	419
Government National Mortgage Association REMICS
4.768% due 09/20/2055 •(e)		7,017	7,025
5.068% due 07/20/2055 •		2,081	2,094
5.088% due 09/20/2055 •(e)		5,443	5,466
Government National Mortgage Association, TBA
3.500% due 02/01/2056		54,200	49,326
4.000% due 01/01/2056 - 02/01/2056		57,190	54,014
4.500% due 01/01/2056 - 02/01/2056		42,750	41,623
5.000% due 01/01/2056 - 02/01/2056		59,740	59,545
5.500% due 01/01/2056		24,620	24,863
6.000% due 01/01/2056 - 02/01/2056		24,290	24,740
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2056		5,585	4,937
4.000% due 02/01/2056		52,490	49,762
4.500% due 01/01/2056 - 02/01/2056		38,420	37,507
5.000% due 02/01/2056		119,940	119,504
6.000% due 02/01/2056 - 03/01/2056		362,770	372,325
6.500% due 02/01/2056 - 03/01/2056		373,980	388,847

Total U.S. Government Agencies (Cost $1,712,089)			1,718,478

U.S. TREASURY OBLIGATIONS 1.0%
U.S. Treasury Bonds
4.875% due 08/15/2045		517	522
U.S. Treasury Notes
3.875% due 07/31/2030 (g)(i)		14,800	14,911
4.250% due 08/15/2035 (i)		821	827

Total U.S. Treasury Obligations (Cost $16,187)			16,260

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.2%
Avon Finance 4.642% due 12/28/2049 •	GBP	4,454	6,011
BAMLL Commercial Mortgage Securities Trust 5.315% due 09/15/2038 •		$1,300	1,246
Banc of America Funding Trust
4.787% due 01/20/2047 ~		21	18
5.301% due 05/25/2035 ~		8	7
Bear Stearns ALT-A Trust
4.186% due 08/25/2036 •		664	604
4.186% due 04/25/2037 •		2,483	2,249
4.791% due 09/25/2035 ~		21	11
5.406% due 05/25/2035 ~		46	44
Bear Stearns ARM Trust
6.214% due 01/25/2034 ~		8	8
Chase Home Lending Mortgage Trust 5.124% due 05/25/2055 •		2,345	2,352
ChaseFlex Trust 4.446% due 07/25/2037 •		243	216

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2025 (Unaudited)

CHL Mortgage Pass-Through Trust
5.087% due 02/20/2035 ~		4	4
6.224% due 02/20/2036 •		4	4
CIM Trust 5.500% due 08/25/2064 ~		7,325	7,409
Citigroup Mortgage Loan Trust, Inc.
4.457% due 09/25/2037 ~		814	766
6.480% due 10/25/2035 •		3	3
CLNY Trust 5.278% due 11/15/2038 •		3,037	2,995
Countrywide Alternative Loan Trust
4.086% due 06/25/2036 •		797	769
4.206% due 05/25/2047 •		101	94
4.268% due 03/20/2046 •		1,888	1,791
4.308% due 05/20/2046 •		47	43
5.589% due 08/25/2035 •		3,055	2,852
6.000% due 10/25/2033		5	5
6.000% due 12/25/2034		1,757	1,579
6.000% due 12/25/2035		1,417	997
CSMC Trust
3.874% due 02/25/2061 ~		2,609	2,601
4.215% due 07/27/2061 ~		3,308	3,296
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust 4.346% due 02/25/2035 •		77	76
First Horizon Mortgage Pass-Through Trust 5.998% due 08/25/2035 ~		13	9
Government National Mortgage Association REMICS
4.688% due 09/20/2075 •(e)		8,225	8,252
4.698% due 10/20/2075 •(e)		5,885	5,912
Grifonas Finance No. 1 PLC 2.344% due 08/28/2039 •	EUR	51	59
GSMPS Mortgage Loan Trust 4.196% due 01/25/2036 •		$1,097	889
GSR Mortgage Loan Trust
4.125% due 11/25/2035 ~		7	7
4.410% due 06/25/2034 ~		10	10
4.467% due 11/25/2035 ~		35	29
6.000% due 03/25/2037		13	6
HarborView Mortgage Loan Trust
4.256% due 12/19/2036 •		876	715
4.286% due 05/19/2035 •		433	423
IndyMac INDX Mortgage Loan Trust 4.226% due 09/25/2046 •		144	134
JP Morgan Chase Commercial Mortgage Securities Trust 5.248% due 12/15/2031 •		634	632
JP Morgan Mortgage Trust
4.837% due 11/25/2035 ~		28	22
5.750% due 01/25/2036		21	9
6.033% due 07/25/2035 ~		96	96
6.452% due 08/25/2034 ~		89	91
Legacy Mortgage Asset Trust
5.650% due 11/25/2060 þ		2,667	2,671
5.750% due 04/25/2061 þ		1,743	1,745
5.750% due 07/25/2061 þ		3,064	3,067
6.250% due 07/25/2067 þ		1,473	1,476
MASTR Adjustable Rate Mortgages Trust 4.829% due 12/25/2046 •		6,081	5,116
Merrill Lynch Mortgage Investors Trust
4.266% due 02/25/2036 •		12	11
4.346% due 11/25/2035 •		5	5
5.451% due 02/25/2035 ~		169	162
Merrion Square Residential DAC 3.003% due 03/24/2081 •	EUR	5,683	6,689
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		$1,464	1,421
Prime Mortgage Trust 4.246% due 02/25/2034 •		1	1
PRPM LLC
4.990% due 12/25/2055 þ		1,700	1,700
5.503% due 08/25/2030 þ		3,261	3,271
RALI Trust
4.186% due 01/25/2037 •		790	705
4.216% due 08/25/2036 •		258	239
5.007% due 10/25/2037 ~		987	785
Structured Adjustable Rate Mortgage Loan Trust 4.473% due 08/25/2035 ~		16	14
Structured Asset Mortgage Investments II Trust 4.346% due 07/19/2035 •		48	48
Thornburg Mortgage Securities Trust 5.413% due 06/25/2047 •		64	57
Towd Point Mortgage Trust
2.250% due 12/25/2061 ~		1,958	1,913
3.266% due 10/25/2057 ~		4,900	4,154
4.846% due 05/25/2058 •		626	638
WaMu Mortgage Pass-Through Certificates Trust
4.171% due 02/27/2034 •		5	5

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2025 (Unaudited)

4.182% due 07/25/2037 ~		3,804	3,493
4.216% due 05/25/2034 •		874	819
4.426% due 10/25/2045 •		6	5
4.729% due 03/25/2047 •		1,104	990
4.779% due 06/25/2047 •		2,001	1,722
5.029% due 02/25/2046 •		40	37
5.099% due 01/25/2046 •		2,655	2,411
5.229% due 11/25/2042 •		4	3
5.429% due 08/25/2042 •		2	2
Washington Mutual Mortgage Pass-Through Certificates Trust 4.859% due 11/25/2046 •		3,938	3,548

Total Non-Agency Mortgage-Backed Securities (Cost $104,604)			104,268

ASSET-BACKED SECURITIES 23.1%
AUTOMOBILE ABS OTHER 0.4%
CarMax Select Receivables Trust 4.714% due 09/15/2027 •		154	154
Carvana Auto Receivables Trust 2.900% due 03/10/2028		6,113	5,999

			6,153

AUTOMOBILE SEQUENTIAL 1.9%
Avis Budget Rental Car Funding AESOP LLC 5.900% due 08/21/2028		3,900	3,996
Bayview Opportunity Master Fund VII Trust 5.660% due 03/15/2028		520	521
BMW Canada Auto Trust 4.844% due 07/20/2027	CAD	829	607
CarMax Select Receivables Trust
5.400% due 11/15/2028		$400	404
5.780% due 09/15/2027		68	69
Carvana Auto Receivables Trust
5.620% due 01/10/2029		338	341
5.710% due 07/10/2028		1,272	1,277
FCCU Auto Receivables Trust
5.460% due 04/15/2030		500	512
5.540% due 04/16/2029		700	707
FHF Issuer Trust
5.690% due 02/15/2030		1,494	1,504
5.890% due 06/15/2030		485	489
Flagship Credit Auto Trust 5.640% due 03/15/2028		365	365
Foursight Capital Automobile Receivables Trust
5.490% due 01/16/2029		389	390
5.990% due 05/15/2028		494	496
GLS Auto Select Receivables Trust
5.240% due 03/15/2030		185	187
5.590% due 10/15/2029		1,107	1,119
Hertz Vehicle Financing III LLC
5.440% due 01/25/2029		8,500	8,686
5.490% due 06/25/2027		1,000	1,003
Research-Driven Pagaya Motor Asset Trust IV 2.650% due 03/25/2030		463	458
Research-Driven Pagaya Motor Asset Trust V 5.320% due 09/25/2030		477	479
Research-Driven Pagaya Motor Trust 7.090% due 06/25/2032		776	781
Santander Drive Auto Receivables Trust
5.630% due 01/16/2029		2,039	2,047
5.930% due 07/17/2028		774	776
SCCU Auto Receivables Trust
5.110% due 06/15/2029		3,200	3,222
5.450% due 12/15/2027		451	451
SFS Auto Receivables Securitization Trust 4.950% due 05/21/2029		370	372
Westlake Automobile Receivables Trust
5.440% due 05/17/2027		152	152
5.750% due 08/16/2027		416	417

			31,828

CMBS OTHER 1.6%
M360 Ltd. 6.098% due 11/22/2038 •		359	353
MF1 LLC 5.468% due 03/19/2039 •		800	802
MF1 Ltd. 5.481% due 02/19/2037 •		8,700	8,706
Starwood LLC 5.181% due 11/19/2042 •		5,000	5,009

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2025 (Unaudited)

Starwood Ltd. 5.784% due 11/15/2038 •	13,200	13,242

		28,112

HOME EQUITY OTHER 9.4%
ABFC Trust
4.106% due 01/25/2037 •	1,773	1,297
4.896% due 03/25/2034 •	343	334
ACE Securities Corp. Home Equity Loan Trust
4.106% due 12/25/2036 •	3,864	2,053
4.286% due 11/25/2036 •	2,291	944
4.746% due 09/25/2033 •	1,113	1,107
Aegis Asset-Backed Securities Trust 4.326% due 01/25/2037 •	274	209
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.351% due 04/25/2034 •	794	776
4.821% due 07/25/2035 •	800	774
Argent Securities Trust
4.326% due 06/25/2036 •	5,624	1,541
4.386% due 05/25/2036 •	5,302	1,273
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.923% due 06/26/2034 •	372	391
4.606% due 02/25/2036 •	4,841	3,995
Asset-Backed Securities Corp. Home Equity Loan Trust 4.656% due 06/25/2034 •	2,564	2,690
Bayview Financial Asset Trust 4.296% due 03/25/2037 •	293	296
Bear Stearns Asset-Backed Securities I Trust
4.546% due 05/25/2037 •	11,500	9,980
4.796% due 10/25/2037 •	996	995
C-BASS Trust 3.129% due 07/25/2036 •	1,117	1,077
CIT Mortgage Loan Trust 5.346% due 10/25/2037 •	2,615	2,658
Citigroup Mortgage Loan Trust, Inc.
4.106% due 03/25/2037 •	616	567
4.166% due 09/25/2036 •	3,281	2,556
4.366% due 03/25/2036 •	3,142	2,913
Countrywide Asset-Backed Certificates 4.246% due 02/25/2037 •	599	574
Countrywide Asset-Backed Certificates Trust
4.096% due 02/25/2036 •	448	438
4.096% due 06/25/2047 •	739	723
4.106% due 12/25/2036 •	1,076	1,011
4.126% due 05/25/2037 •	1,514	1,455
4.126% due 06/25/2047 •	758	695
4.136% due 10/25/2047 •	4,100	3,613
4.161% due 05/25/2036 •	1,153	1,131
4.366% due 12/25/2036 •	2,391	2,308
Credit Suisse First Boston Mortgage Securities Corp. 4.379% due 01/25/2032 •	2	2
Ellington Loan Acquisition Trust 4.946% due 05/25/2037 •	581	571
First NLC Trust 4.581% due 02/25/2036 •	14,622	13,363
Fremont Home Loan Trust 3.966% due 01/25/2037 •	6	3
GE-WMC Asset-Backed Pass-Through Certificates 4.486% due 12/25/2035 •	4,134	4,043
GSAMP Trust
4.146% due 09/25/2036 •	1,975	685
4.246% due 01/25/2047 •	710	362
4.746% due 11/25/2035 •	194	191
Home Equity Mortgage Loan Asset-Backed Trust 4.186% due 04/25/2037 •	7,935	5,730
HSI Asset Securitization Corp. Trust
3.996% due 12/25/2036 •	4,569	4,116
4.311% due 03/25/2036 •	12,232	11,215
JP Morgan Mortgage Acquisition Trust
4.116% due 07/25/2036 •	2,246	2,048
4.116% due 08/25/2036 •	1,066	1,017
4.146% due 03/25/2037 •	4,503	4,389
Long Beach Mortgage Loan Trust
4.406% due 10/25/2034 •	10	10
4.761% due 08/25/2035 •	2,200	2,046
MASTR Asset-Backed Securities Trust 4.046% due 11/25/2036 •	6,667	3,959
Merrill Lynch Mortgage Investors Trust 4.386% due 01/25/2037 •	5,169	5,006
Morgan Stanley ABS Capital I, Inc. Trust
3.976% due 02/25/2037 •	1,342	1,215
3.986% due 05/25/2037 •	335	307
4.026% due 02/25/2037 •	1,372	438
4.061% due 03/25/2037 •	8,129	3,204
4.146% due 06/25/2036 •	1,298	650

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2025 (Unaudited)

4.206% due 02/25/2037 •		8,663	2,762
4.306% due 09/25/2036 •		681	292
4.776% due 07/25/2035 •		1,216	1,199
Morgan Stanley Mortgage Loan Trust 4.026% due 12/25/2036 •		2,004	686
Option One Mortgage Loan Trust
3.946% due 07/25/2036 •		2,205	1,019
3.976% due 07/25/2037 •		2,636	1,753
Popular ABS Mortgage Pass-Through Trust 4.341% due 07/25/2036 •		928	890
Residential Asset Mortgage Products Trust 4.911% due 05/25/2035 •		2,794	2,751
Residential Asset Securities Corporation Trust
4.506% due 12/25/2035 •		8,146	8,082
4.551% due 11/25/2035 •		9,058	8,905
Saxon Asset Securities Trust 4.521% due 11/25/2037 •		1,548	1,510
Securitized Asset-Backed Receivables LLC Trust 4.026% due 05/25/2037 •		8,435	5,189
Soundview Home Loan Trust
4.311% due 02/25/2036 •		2,140	2,038
4.686% due 08/25/2035 •		2,047	1,918
4.926% due 07/25/2035 •		552	552
Structured Asset Securities Corp. Mortgage Loan Trust 4.496% due 04/25/2031 •		4,260	4,334
WaMu Asset-Backed Certificates WaMu Trust 4.016% due 07/25/2047 •		1,167	888

			159,712

WHOLE LOAN COLLATERAL 0.7%
Bear Stearns Asset-Backed Securities Trust 4.896% due 10/25/2036 ~		167	72
First Franklin Mortgage Loan Trust
4.066% due 12/25/2037 •		516	502
4.146% due 08/25/2036 •		1,469	1,402
4.326% due 05/25/2036 •		1,900	1,691
PRET LLC 5.342% due 12/25/2055 þ		3,660	3,672
Securitized Asset-Backed Receivables LLC Trust 4.346% due 05/25/2036 •		2,235	1,207
VCAT LLC 5.977% due 01/25/2055 þ		2,739	2,750

			11,296

OTHER ABS 9.1%
Anchorage Credit Funding 1 Ltd. 3.900% due 07/28/2037		735	730
Anchorage Credit Funding 12 Ltd. 3.177% due 10/25/2038		900	883
Anchorage Credit Funding 13 Ltd. 2.875% due 07/27/2039		400	386
Anchorage Credit Funding 14 Ltd. 3.000% due 01/21/2040		500	480
Anchorage Credit Funding 3 Ltd. 2.871% due 01/28/2039		400	388
Anchorage Credit Funding 4 Ltd. 2.723% due 04/27/2039		600	573
Anchorage Credit Funding 7 Ltd. 4.620% due 04/25/2037		287	286
Anchorage Credit Funding 8 Ltd. 4.430% due 07/25/2037		266	266
ARES European CLO X DAC 2.789% due 10/15/2031 •	EUR	2,478	2,914
ARES European CLO XII DAC 2.854% due 04/20/2032 •		4,420	5,200
ARES LXII CLO Ltd. 4.928% due 01/25/2034 •		$4,900	4,900
Ascent Education Funding Trust 6.140% due 10/25/2050		471	484
Atlas Senior Loan Fund XVI Ltd. 5.019% due 01/20/2034 •		4,850	4,850
Aurium CLO IV DAC 2.751% due 01/16/2031 •	EUR	7,868	9,252
Bain Capital Euro CLO DAC
3.265% due 01/22/2038 •		3,600	4,234
4.950% due 01/22/2038		900	1,059
Black Diamond CLO DAC 3.044% due 05/15/2032 •		1,658	1,951
BNPP AM Euro CLO DAC 2.835% due 07/22/2032 •		7,487	8,779
Cairn CLO X DAC 2.789% due 10/15/2031 •		1,187	1,396
Capital Four CLO X DAC 3.279% due 10/25/2038 •		2,200	2,587

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2025 (Unaudited)

Carlyle Euro CLO DAC
2.709% due 01/15/2031 •		1,490	1,752
2.954% due 08/15/2032 •		2,625	3,089
3.221% due 08/15/2038 •		3,000	3,529
Centerbridge Credit Funding 1 Ltd. 3.164% due 07/25/2039		$300	292
Dryden 52 Euro CLO DAC 2.924% due 05/15/2034 •	EUR	2,018	2,374
Dryden Euro CLO 3.342% due 10/18/2039 •		2,200	2,588
Gallatin CLO VIII Ltd. 5.816% due 07/15/2031 •		$3,850	3,866
Golub Capital Partners CLO 50B-R Ltd. 5.384% due 04/20/2035 •		4,900	4,907
Indigo Credit Management I DAC 0.000% due 10/15/2037 •	EUR	3,000	3,526
KKR CLO 42 Ltd. 5.034% due 07/20/2034 •		$4,300	4,303
LCM 31 Ltd. 5.164% due 07/20/2034 •		2,000	2,003
Lendmark Funding Trust 1.900% due 11/20/2031		5,400	5,265
Madison Park Euro Funding X DAC 2.805% due 10/25/2030 •	EUR	2,285	2,687
Nelnet Student Loan Trust
6.118% due 02/20/2041 •		$394	403
6.640% due 02/20/2041		394	411
OZLM XXIV Ltd.
5.596% due 07/20/2032 •		3,700	3,706
5.846% due 07/20/2032 •		2,250	2,260
Pagaya AI Debt Grantor Trust
4.865% due 10/15/2032		2,937	2,948
5.303% due 10/15/2032		5,400	5,426
Pagaya AI Debt Trust
6.258% due 10/15/2031		489	491
6.660% due 07/15/2031		270	270
Palmer Square CLO Ltd. 5.468% due 05/21/2034 •		4,200	4,206
Park Avenue Institutional Advisers CLO Ltd. 4.994% due 01/20/2034 •		3,400	3,402
Regional Management Issuance Trust 5.830% due 07/15/2036		1,000	1,020
Rockford Tower Europe CLO DAC 3.326% due 08/29/2036 •	EUR	4,100	4,822
Romark Credit Funding II Ltd. 2.625% due 10/25/2039		$400	380
Sandstone Peak Ltd. 5.185% due 10/15/2034 •		5,200	5,209
SLM Student Loan Trust 2.465% due 10/25/2039 •	EUR	427	467
SMB Private Education Loan Trust
2.850% due 11/16/2054		$6,750	6,390
4.550% due 02/16/2055		5,086	4,997
5.074% due 07/15/2053 •		3,216	3,195
5.500% due 06/17/2052		2,953	3,034
5.524% due 11/15/2052 •		650	657
5.784% due 10/16/2056 •		1,001	1,023
SoFi Professional Loan Program LLC 2.540% due 05/15/2046		1,442	1,396
TCI-Symphony CLO Ltd. 5.723% due 10/13/2032 •		6,330	6,354
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		217	216

			154,462

Total Asset-Backed Securities (Cost $397,911)			391,563

SOVEREIGN ISSUES 8.4%
Colombia Government International Bonds 8.375% due 11/07/2054		3,400	3,616
Development Bank of Kazakhstan JSC 18.400% due 10/16/2028	KZT	321,000	658
Eagle Funding Luxco SARL 5.500% due 08/17/2030 (e)		$8,300	8,465
Ecuador Government International Bonds 0.000% due 07/31/2030 (c)		2,300	1,971
Ivory Coast Government International Bonds 6.625% due 03/22/2048	EUR	2,600	2,769
Japan Government Thirty Year Bonds 2.400% due 03/20/2055	JPY	1,050,000	5,507
Mexico Bonos 8.500% due 03/01/2029	MXN	358,900	20,125
Peru Government Bonds
6.850% due 08/12/2035	PEN	65,000	20,853
7.300% due 08/12/2033		28,200	9,574

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2025 (Unaudited)

7.600% due 08/12/2039		1,400	455
Peru Government International Bonds
5.400% due 08/12/2034		30,000	8,907
6.150% due 08/12/2032		33,500	10,755
6.950% due 08/12/2031		2,880	953
Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	257,620	13,301
7.000% due 02/28/2031		218,490	12,908
8.000% due 01/31/2030		48,900	3,020
8.250% due 03/31/2032		28,000	1,735
8.500% due 01/31/2037		36,700	2,203
8.875% due 02/28/2035		143,900	9,068
Romania Government International Bonds 6.750% due 07/11/2039	EUR	3,400	4,168
Turkiye Government Bonds
39.431% (BISTREFI + 0.000%) due 05/20/2026 ~	TRY	800	19
39.431% (BISTREFI + 0.000%) due 08/19/2026 ~		500	12
39.431% (BISTREFI + 0.000%) due 05/17/2028 ~		69,700	1,622

Total Sovereign Issues (Cost $129,894)			142,664

		SHARES
COMMON STOCKS 9.6%
COMMUNICATION SERVICES 2.3%
Meta Platforms, Inc. Class A		59,300	39,143

CONSUMER DISCRETIONARY 2.6%
Amazon.com, Inc. (a)		191,000	44,087

INFORMATION TECHNOLOGY 4.7%
Microsoft Corp.		165,400	79,991

Total Common Stocks (Cost $169,556)			163,221

EXCHANGE-TRADED FUNDS 30.2%
iShares Core S&P 500 ETF		459,369	314,640
State Street SPDR Portfolio S&P 500 ETF		2,454,500	196,900

Total Exchange-Traded Funds (Cost $507,206)			511,540

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 19.2%
REPURCHASE AGREEMENTS (d) 18.5%			313,900

U.S. TREASURY BILLS 0.7%
3.753% due 01/13/2026 - 04/14/2026 (b)(c)(g)(i)		$10,962	10,881

Total Short-Term Instruments (Cost $324,778)			324,781

Total Investments in Securities (Cost $3,423,826)			3,438,619

		SHARES
INVESTMENTS IN AFFILIATES 0.8%
SHORT-TERM INSTRUMENTS 0.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.8%
PIMCO Short Asset Portfolio		1,388,674	13,633
PIMCO Short-Term Floating NAV Portfolio III		5,447	53

Total Short-Term Instruments (Cost $13,678)			13,686

Total Investments in Affiliates (Cost $13,678)			13,686

Total Investments 203.9% (Cost $3,437,504)			$3,452,305
Financial Derivative Instruments (f)(h) 3.4%(Cost or Premiums, net $62,816)			57,403
Other Assets and Liabilities, net (107.3)%			(1,816,250)

Net Assets 100.0%			$1,693,458

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«					Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					Security did not produce income within the last twelve months.
(b)					Coupon represents a weighted average yield to maturity.
(c)					Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	3.750%	12/31/2025	01/02/2026	$4,300	U.S. Treasury Notes 0.625% due 08/15/2030		$(4,382)	$4,300	$4,301
	3.790	01/02/2026	01/05/2026	144,100	U.S. Treasury Notes 3.500% due 11/30/2030		(146,972)	144,100	144,100
	3.870	12/31/2025	01/02/2026	144,200	U.S. Treasury Notes 3.875% - 4.125% due 03/31/2029 - 07/31/2030		(146,975)	144,200	144,231
SAL	3.930	12/31/2025	01/02/2026	21,300	U.S. Treasury Bills 0.000% due 12/24/2026		(21,735)	21,300	21,305

Total Repurchase Agreements							$(320,064)	$313,900	$313,937

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

DEU				3.950%	12/29/2025	01/07/2026	$(93,111)		$(93,152)
RDR				4.000	12/18/2025	TBD(3)	(30,301)		(30,352)
SAL				3.970	12/11/2025	01/07/2026	(207,768)		(208,272)
				3.990	12/29/2025	01/07/2026	(98,407)		(98,450)

Total Reverse Repurchase Agreements									$(430,226)

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (13.9)%
Government National Mortgage Association, TBA					3.000%	02/01/2056	$54,200	$(48,486)	$(48,647)
Uniform Mortgage-Backed Security, TBA					2.000	01/01/2056	36,570	(29,684)	(29,570)
Uniform Mortgage-Backed Security, TBA					2.500	02/01/2056	49,110	(41,554)	(41,517)
Uniform Mortgage-Backed Security, TBA					3.500	02/01/2056	107,400	(98,959)	(98,963)
Uniform Mortgage-Backed Security, TBA					5.500	02/01/2056	16,180	(16,349)	(16,393)

Total Short Sales (13.9)%								$(235,032)	$(235,090)

(e)					Securities with an aggregate market value of $447,506 have been pledged as collateral under the terms of master agreements as of December 31, 2025.
(1)					Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(102,072) at a weighted average interest rate of 4.093%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)					Open maturity reverse repurchase agreement.
(f)					FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2025 (Unaudited)

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note March Futures	$111.000	02/20/2026	253	$253	$(134)	$(67)
Call - CBOT U.S. Treasury 10-Year Note March Futures	114.000	02/20/2026	253	253	(166)	(50)

Total Written Options	$(300)	$(117)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

30-Day Federal Fund February Futures	02/2026	412	$165,508	$(58)	$0	$0
30-Day Federal Fund May Futures	05/2026	160	64,378	(120)	0	(7)
Australia Government 10-Year Bond March Futures	03/2026	289	21,116	37	24	0
California Carbon Allowance Vintage December Futures	12/2026	39	1,283	8	4	0
E-Mini S&P 500 Index March Futures	03/2026	443	152,669	540	0	(1,146)
Euro-Bund March Futures	03/2026	465	69,713	(966)	0	(126)
U.S. Treasury 2-Year Note March Futures	03/2026	869	181,438	(32)	0	(61)
U.S. Treasury 5-Year Note March Futures	03/2026	2,079	227,244	(222)	0	(244)
U.S. Treasury 10-Year Note March Futures	03/2026	1,694	190,469	(361)	0	(344)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	26	3,068	13	0	(10)
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	285	32,779	(180)	0	(53)

$(1,341)	$28	$(1,991)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Buxl 30-Year Bond March Futures	03/2026	16	$(2,071)	$33	$6	$0
Euro-Oat March Futures	03/2026	566	(80,212)	818	193	0
Japan Government 10-Year Bond March Futures	03/2026	76	(64,244)	427	141	0
U.S. Treasury Long-Term Bond March Futures	03/2026	7	(809)	4	1	0

$1,282	$341	$0

Total Futures Contracts	$(59)	$369	$(1,991)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Bank of America Corp.	1.000%	Quarterly	12/20/2026	0.299%	$5,200	$67	$(30)	$37	$1	$0
General Electric Co.	1.000	Quarterly	06/20/2026	0.051	2,400	18	(7)	11	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.064	300	3	0	3	0	0

$88	$(37)	$51	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-35 5-Year Index	1.000%	Quarterly	06/20/2026	$92	$(3)	$3	$0	$0	$0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	6,072	(223)	260	37	0	0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	800	(68)	75	7	0	0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028	100	(7)	8	1	0	0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029	500	(19)	21	2	0	0
CDX.EM-43 5-Year Index	1.000	Quarterly	06/20/2030	100	(4)	3	(1)	0	0
CDX.EM-44 5-Year Index	1.000	Quarterly	12/20/2030	2,240	(52)	29	(23)	1	0
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028	98	3	4	7	0	0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029	3,300	241	15	256	0	(2)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2025 (Unaudited)

CDX.HY-44 5-Year Index	5.000	Quarterly		06/20/2030		600	45	3	48	0	0
CDX.HY-45 5-Year Index	5.000	Quarterly		12/20/2030		15,300	1,165	24	1,189	0	(7)
CDX.IG-45 5-Year Index	1.000	Quarterly		12/20/2030		79,350	1,723	98	1,821	1	0

							$2,801	$543	$3,344	$2	$(9)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	125,100	$(569)	$1,263	$694	$141	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		600	(3)	29	26	1	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		300	(1)	8	7	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035		800	(2)	(2)	(4)	1	0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		14,900	(437)	473	36	20	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		7,550	357	(444)	(87)	0	(20)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.500	Annual	12/17/2055	JPY	2,520,000	(37)	(1,071)	(1,108)	0	(63)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		$25,910	(9)	0	(9)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.982	Annual	09/30/2026		141,200	0	445	445	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		24,700	1,714	(814)	900	10	0
Receive	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	01/31/2028		44,400	(8)	839	831	28	0
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028		3,500	0	(13)	(13)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028		1,400	0	(7)	(7)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	05/31/2028		3,580	0	(19)	(19)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		900	0	(8)	(8)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		31,240	531	(314)	217	23	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.150	Annual	08/25/2028		159,400	(218)	(24)	(242)	0	(61)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		2,400	(5)	(26)	(31)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		26,400	776	(133)	643	40	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		39,790	(772)	284	(488)	62	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		127,810	(2,342)	666	(1,676)	208	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		25,200	73	(376)	(303)	44	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032		28,790	(557)	303	(254)	56	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032		33,040	(749)	449	(300)	66	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		90,300	5,905	(1,530)	4,375	186	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		11,100	833	(700)	133	24	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		660	(3)	(5)	(8)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		240	(1)	0	(1)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		600	(3)	6	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		28,210	1	(19)	(18)	64	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		200	(1)	3	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034		500	(2)	12	10	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		550	(3)	24	21	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		1,800	(7)	26	19	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034		1,500	(6)	22	16	0	(3)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2025 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034		1,900	(8)	18	10	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034		800	(4)	12	8	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.865	Annual	11/20/2034		200	(1)	3	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		70,840	(441)	367	(74)	164	0
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		400	(1)	8	7	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035		1,200	(4)	18	14	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035		1,000	(3)	6	3	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035		600	(2)	5	3	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035		800	(2)	8	6	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035		1,100	(3)	12	9	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035		1,200	(3)	13	10	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035		1,600	(4)	15	11	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	01/15/2035		600	(2)	11	9	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035		1,500	(4)	32	28	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035		800	(2)	21	19	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035		800	(2)	23	21	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035		1,300	(4)	37	33	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		500	(2)	(7)	(9)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		600	(2)	(3)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		1,300	(5)	(7)	(12)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		500	(2)	(1)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		1,400	(5)	(4)	(9)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		1,200	(4)	(7)	(11)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		1,100	(3)	(7)	(10)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		1,700	(5)	(21)	(26)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		2,100	(6)	(18)	(24)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		1,500	(4)	(7)	(11)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035		2,000	(10)	3	(7)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		141,570	353	139	492	339	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/16/2035		82,800	(1,057)	20,638	19,581	190	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		7,920	(140)	173	33	20	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		16,680	246	1,056	1,302	53	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		28,300	5,485	8,926	14,411	65	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		11,900	2,765	2,084	4,849	30	0
Pay	1-Day USD-SOFR Compounded-OIS	4.046	Annual	11/15/2052		11,990	0	(258)	(258)	0	(41)
Pay	1-Day USD-SOFR Compounded-OIS	4.054	Annual	11/15/2052		12,470	0	(254)	(254)	0	(42)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		55,750	874	5,517	6,391	179	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		32,050	(2,748)	(950)	(3,698)	0	(102)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		5,910	121	306	427	19	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.110	Annual	08/25/2057		2,600	(2)	(47)	(49)	0	(8)
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	6,700	0	(6)	(6)	0	(1)
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		94,800	2	(82)	(80)	0	(15)
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		12,900	0	(6)	(6)	0	0
Pay	1-Year BRL-CDI	12.975	Maturity	01/02/2029		120,600	0	(72)	(72)	0	(1)
Pay	1-Year BRL-CDI	13.245	Maturity	01/02/2029		136,700	0	(29)	(29)	0	(1)
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		47,300	(1)	(44)	(45)	0	(17)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2025 (Unaudited)

Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		3,800	0	(3)	(3)	0	(1)
Receive(5)	3-Month PLN-WIBOR	4.723	Annual	12/01/2035	PLN	7,700	1	(3)	(2)	0	(1)
Receive(5)	3-Month PLN-WIBOR	4.685	Annual	12/02/2035		1,100	0	0	0	0	0
Receive(5)	3-Month PLN-WIBOR	4.730	Annual	12/31/2035		700	0	0	0	0	0
Receive	3-Month ZAR-JIBAR	7.205	Quarterly	02/28/2031	ZAR	155,780	(81)	(151)	(232)	0	(9)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	42,500	(181)	(21)	(202)	0	(27)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		21,600	425	(715)	(290)	0	(28)
Pay	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	1,900	(1)	(1)	(2)	0	0
Pay(5)	6-Month CZK-PRIBOR	4.523	Annual	12/01/2035		42,840	(1)	6	5	3	0
Pay(5)	6-Month CZK-PRIBOR	4.485	Annual	12/02/2035		6,100	0	0	0	0	0
Pay(5)	6-Month CZK-PRIBOR	4.530	Annual	12/31/2035		3,800	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030	EUR	1,100	(2)	(2)	(4)	1	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		1,000	(2)	(8)	(10)	1	0
Receive	6-Month EUR-EURIBOR	2.350	Annual	04/29/2030		700	(1)	(3)	(4)	0	0
Pay(5)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		7,070	30	(74)	(44)	0	(5)
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		900	(4)	(32)	(36)	1	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		1,000	(4)	(27)	(31)	1	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		300	(1)	(12)	(13)	0	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		400	(2)	(16)	(18)	1	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		500	(2)	(12)	(14)	1	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		900	(3)	(18)	(21)	1	0
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		30	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		800	(3)	(4)	(7)	1	0
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		600	(2)	(1)	(3)	1	0
Receive	6-Month EUR-EURIBOR	2.680	Annual	08/07/2034		300	(1)	5	4	0	0
Receive	6-Month EUR-EURIBOR	2.590	Annual	08/19/2034		1,000	(3)	24	21	1	0
Receive	6-Month EUR-EURIBOR	2.580	Annual	08/29/2034		900	(3)	23	20	1	0
Receive	6-Month EUR-EURIBOR	2.390	Annual	10/01/2034		800	(2)	35	33	1	0
Pay	6-Month EUR-EURIBOR	2.380	Annual	12/31/2034		700	(2)	(30)	(32)	0	(1)
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		800	(2)	(36)	(38)	0	(1)
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		700	(2)	23	21	1	0
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		400	(1)	(10)	(11)	0	(1)
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		900	(2)	(20)	(22)	0	(1)
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		700	(2)	(4)	(6)	0	(1)
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		700	(2)	(11)	(13)	0	(1)
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		600	(2)	(13)	(15)	0	(1)
Receive	6-Month EUR-EURIBOR	2.510	Annual	04/09/2035		600	(2)	14	12	1	0
Receive	6-Month EUR-EURIBOR	2.520	Annual	04/09/2035		700	(3)	16	13	1	0
Receive	6-Month EUR-EURIBOR	2.550	Annual	04/16/2035		600	(2)	12	10	1	0
Receive	6-Month EUR-EURIBOR	2.530	Annual	04/23/2035		800	(3)	18	15	1	0
Receive	6-Month EUR-EURIBOR	2.450	Annual	05/05/2035		600	(2)	19	17	1	0
Receive	28-Day MXN-TIIE	7.000	Lunar	03/01/2029	MXN	65,380	1	47	48	0	(2)
Receive	28-Day MXN-TIIE	7.011	Lunar	03/01/2029		169,300	0	121	121	0	(5)
Pay	28-Day MXN-TIIE	7.760	Lunar	03/01/2029		6,800	0	3	3	0	0
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029		122,800	(246)	(60)	(306)	0	(5)
Receive	28-Day MXN-TIIE	9.430	Lunar	10/19/2034		32,200	0	(124)	(124)	0	(2)
Receive	28-Day MXN-TIIE	9.390	Lunar	11/03/2034		24,100	0	(91)	(91)	0	(1)
Pay	28-Day MXN-TIIE	8.270	Lunar	03/07/2035		63,300	55	(22)	33	5	0
Receive	CPURNSA	2.502	Maturity	03/25/2030		$20,840	0	(92)	(92)	31	0
Receive	CPURNSA	2.522	Maturity	03/27/2030		34,500	0	(191)	(191)	51	0

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2025 (Unaudited)

Receive	CPURNSA	2.514	Maturity	10/29/2030	16,300	0	(93)	(93)	23	0
Receive	CPURNSA	2.607	Maturity	07/28/2035	4,500	(41)	(23)	(64)	8	0
Receive	CPURNSA	2.480	Maturity	10/29/2035	37,200	0	(192)	(192)	61	0
Receive	CPURNSA	2.452	Maturity	07/20/2052	9,100	136	(16)	120	24	0

$9,850	$35,202	$45,052	$2,301	$(528)

Total Swap Agreements	$12,739	$35,708	$48,447	$2,304	$(537)

(g)

Securities with an aggregate market value of $6,421 and cash of $48,202 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	01/2026	$1,772	JPY	275,421	$0	$(12)
BOA	01/2026	BRL	5,778	$1,050	0	(4)
01/2026	CLP	232,588	255	0	(3)
01/2026	INR	26,263	290	0	(2)
01/2026	KRW	685,369	471	0	(4)
01/2026	PHP	20,673	349	0	(2)
01/2026	PLN	3,663	1,002	0	(19)
01/2026	THB	34,703	1,072	0	(31)
01/2026	TWD	43,173	1,413	39	(1)
01/2026	$1,072	BRL	5,778	0	(18)
01/2026	1,500	CAD	2,061	2	0
01/2026	255	CLP	232,588	3	0
01/2026	1,145	COP	4,325,400	0	(13)
01/2026	915	KRW	1,338,237	13	0
01/2026	80	PHP	4,720	0	0
01/2026	2,981	PLN	10,909	57	0
01/2026	218	TWD	6,884	1	0
01/2026	869	ZAR	14,493	5	0
02/2026	ILS	3,512	$1,102	0	(1)
03/2026	PEN	47,313	14,035	0	(3)
03/2026	$255	CLP	232,588	3	0
03/2026	1,125	MXN	20,452	3	0
04/2026	530	9,717	4	0
BPS	01/2026	AUD	8,516	$5,535	0	(148)
01/2026	CHF	402	510	3	0
01/2026	CNH	29,969	4,253	0	(47)
01/2026	IDR	1,653,861	99	0	0
01/2026	ILS	6,324	1,944	0	(42)
01/2026	INR	94,661	1,050	0	(2)
01/2026	JPY	343,100	2,220	28	0
01/2026	KRW	751,717	510	0	(11)
01/2026	NZD	9,373	5,326	0	(72)
01/2026	PHP	65,688	1,113	1	(1)
01/2026	PLN	4,736	1,298	0	(21)
01/2026	TWD	239,928	7,802	163	0
01/2026	$170	CLP	154,256	1	0
01/2026	4,556	CNH	31,915	21	0
01/2026	3,467	COP	13,155,747	0	(23)
01/2026	910	EUR	776	2	0
01/2026	1,436	IDR	24,010,359	2	0
01/2026	500	INR	45,170	1	0
01/2026	202	PHP	11,849	0	0
01/2026	3,419	PLN	12,421	41	0
01/2026	100	TRY	4,407	2	0
01/2026	7,936	TWD	248,808	14	(26)
01/2026	1,880	ZAR	31,351	10	0
01/2026	ZAR	13,113	$784	0	(7)
02/2026	$1,081	INR	97,424	0	0
02/2026	2,685	TWD	84,266	0	(5)
03/2026	CZK	8,547	$411	0	(5)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2025 (Unaudited)

	03/2026	TWD	83,650		2,694	35	0
	03/2026		$50	TWD	1,550	0	0
	04/2026	BRL	14,500		$2,538	0	(53)
BRC	01/2026	AUD	860		571	0	(3)
	01/2026	EUR	799		927	0	(12)
	01/2026	IDR	3,002,580		180	0	0
	01/2026	PHP	11,821		200	0	0
	01/2026	THB	2,825		90	0	0
	01/2026		$1,657	MYR	6,791	19	0
	01/2026		371	PLN	1,351	5	0
	01/2026		221	TRY	9,954	9	0
	01/2026	ZAR	94,335		$5,446	0	(242)
	02/2026	ILS	1,486		461	0	(5)
	02/2026	TRY	1,101		24	0	(1)
	02/2026		$6,025	TRY	273,260	174	0
	03/2026	CZK	1,881		$91	0	(1)
	03/2026		$2,786	MXN	51,595	59	0
	03/2026		7,870	TRY	360,130	94	0
BSH	01/2026		5,610	JPY	873,171	0	(32)
	04/2026	BRL	27,600		$4,860	4	(78)
	05/2026	PEN	18,120		5,312	0	(51)
CBK	01/2026	BRL	5,778		1,044	2	(12)
	01/2026	CAD	3,064		2,195	0	(39)
	01/2026	CLP	232,588		255	0	(3)
	01/2026	IDR	9,529,830		570	0	(1)
	01/2026	ILS	325		101	0	(1)
	01/2026	INR	10,628		117	0	(1)
	01/2026	NOK	3,515		348	0	(1)
	01/2026	NZD	1,974		1,139	3	0
	01/2026	PEN	36,207		10,648	0	(115)
	01/2026	PLN	1,077		298	0	(1)
	01/2026	SGD	142		110	0	0
	01/2026	THB	1,618		51	0	(1)
	01/2026	TWD	220,259		7,250	237	0
	01/2026		$2,613	AUD	3,933	12	0
	01/2026		1,050	BRL	5,778	4	0
	01/2026		1,250	CLP	1,148,100	25	0
	01/2026		2,970	CNH	20,734	5	0
	01/2026		1,503	EUR	1,280	2	0
	01/2026		699	IDR	11,672,932	0	0
	01/2026		249	ILS	795	1	0
	01/2026		24,633	INR	2,201,608	24	(221)
	01/2026		1,265	KRW	1,855,893	22	0
	01/2026		1,499	NZD	2,576	0	(15)
	01/2026		1,710	PEN	5,772	6	0
	01/2026		317	PLN	1,140	0	0
	01/2026		2	THB	48	0	0
	01/2026		4,245	TWD	132,820	1	(18)
	01/2026		310	ZAR	5,264	8	0
	01/2026	ZAR	19,300		$1,125	0	(39)
	02/2026	ILS	2,819		887	2	0
	02/2026	PEN	64,822		18,971	0	(283)
	02/2026		$461	BRL	2,588	8	0
	02/2026		67	TWD	2,105	0	0
	03/2026	CZK	3,064		$148	0	(1)
	03/2026	PEN	66,484		18,931	0	(799)
	03/2026	TWD	90,916		2,921	31	0
	03/2026		$1,712	CLP	1,595,007	61	0
	03/2026		5,064	PEN	17,155	26	0
	07/2026	PEN	8,776		$2,542	0	(50)
	08/2026		$1,036	ZAR	18,450	60	0
CIB	01/2026		700	PEN	2,352	0	(1)
DUB	01/2026	ILS	2,485		$773	0	(8)
	01/2026	KRW	1,134,788		775	0	(12)
	01/2026		$100	COP	378,844	0	(1)
	01/2026		1,927	ILS	6,146	3	0
	01/2026		5,306	INR	472,668	0	(60)
	01/2026		2,605	KRW	3,827,575	49	0
	01/2026		778	ZAR	13,087	11	0
	01/2026	ZAR	133,329		$7,652	0	(388)
	02/2026	ILS	6,145		1,927	0	(3)
	02/2026		$2,030	HUF	668,279	8	0
	02/2026		91	TWD	2,841	0	0
	06/2026	KZT	107,588		$200	0	(3)
FAR	01/2026	AUD	17,357		11,274	0	(310)
	01/2026	CHF	426		531	0	(7)
	01/2026	CNH	14,938		2,122	0	(21)
	01/2026	MXN	158,570		8,549	0	(237)
	01/2026	NZD	5,711		3,272	0	(17)
	01/2026		$1,020	ILS	3,270	7	0
	01/2026		29,625	PEN	100,867	360	0
	01/2026		3,872	PLN	14,177	77	0
	01/2026		785	ZAR	13,176	9	0
	01/2026	ZAR	116,573		$6,779	0	(250)
	02/2026	ILS	3,269		1,020	0	(7)
	02/2026	PEN	22,680		6,477	0	(259)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2025 (Unaudited)

GLM	01/2026	CHF	5,589		6,972	0	(91)
	01/2026	ILS	4,817		1,491	0	(22)
	01/2026	KRW	734,757		499	0	(10)
	01/2026	SGD	1,610		1,244	0	(9)
	01/2026	THB	19,780		621	0	(7)
	01/2026		$3,365	CAD	4,619	7	(5)
	01/2026		2,156	CNH	15,195	25	0
	01/2026		854	IDR	14,264,329	0	0
	01/2026		200	INR	18,002	0	0
	01/2026		121	MYR	496	2	0
	01/2026		2,364	PLN	8,636	41	0
	01/2026	ZAR	86,683		$5,028	0	(199)
	02/2026		$1,123	MXN	20,823	28	0
	02/2026		203	TRY	9,247	6	0
	03/2026	BRL	146		$27	0	0
	03/2026		$25,530	BRL	140,825	0	(166)
	03/2026		1,151	MXN	21,347	28	0
	04/2026	BRL	56,600		$9,979	27	(165)
	04/2026		$32,305	BRL	180,100	0	(114)
	04/2026		3,081	MXN	56,703	37	0
JPM	01/2026	CNH	62,185		$8,830	0	(93)
	01/2026	ILS	21,792		6,694	0	(149)
	01/2026	INR	212,163		2,383	28	0
	01/2026	KRW	10,016,728		6,976	33	(4)
	01/2026	NZD	929		539	4	0
	01/2026	PLN	8,771		2,394	0	(49)
	01/2026	TWD	22,033		716	14	0
	01/2026		$1,731	CAD	2,378	3	0
	01/2026		2,634	CNH	18,500	21	0
	01/2026		121	ILS	386	1	0
	01/2026		2,075	INR	184,760	0	(24)
	01/2026		1,046	KRW	1,531,928	17	0
	01/2026		29	MXN	547	1	0
	01/2026		490	NOK	5,015	7	0
	01/2026		3,075	PLN	11,324	79	0
	01/2026		3,690	TWD	114,159	0	(55)
	01/2026	ZAR	31,773		$1,852	0	(64)
	02/2026		$6,799	KRW	9,742,401	0	(43)
	02/2026		2,611	MXN	48,420	65	0
	03/2026	MXN	31		$2	0	0
	03/2026		$3,449	MXN	63,435	51	0
	04/2026	BRL	81,400		$13,809	0	(740)
	04/2026		$952	MXN	17,547	13	0
MBC	01/2026	AUD	1,855		$1,214	0	(24)
	01/2026	CAD	30,022		21,331	0	(554)
	01/2026	CHF	851		1,072	0	(3)
	01/2026	EUR	3,034		3,561	0	(6)
	01/2026	GBP	1,046		1,405	0	(5)
	01/2026	JPY	4,110,600		26,454	193	0
	01/2026	NOK	2,825		279	0	(1)
	01/2026	NZD	1,952		1,128	4	0
	01/2026	SGD	35,168		27,104	0	(273)
	01/2026		$2,428	CAD	3,358	20	0
	01/2026		1,232	CHF	977	3	0
	01/2026		320	INR	28,958	2	0
	01/2026		1,954	JPY	304,111	0	(11)
	01/2026		762	PLN	2,794	16	0
	01/2026		140	THB	4,545	4	0
	01/2026		336	TWD	10,617	2	0
	01/2026		350	ZAR	5,879	5	0
	02/2026		516	MXN	9,555	12	0
	03/2026		763		14,046	12	0
	03/2026		800	PEN	2,705	2	0
	04/2026		767	MXN	14,148	11	0
MYI	01/2026	ILS	5		$2	0	0
	01/2026		$1,500	CAD	2,086	20	0
	01/2026		884	INR	80,101	5	0
	01/2026		10	JPY	1,522	0	0
	01/2026		1,223	KRW	1,787,660	17	0
	01/2026		231	MYR	947	3	0
	01/2026		590	PHP	34,609	0	(3)
	01/2026		110	TWD	3,428	0	(1)
	02/2026	ILS	5,443		$1,690	0	(19)
	04/2026		$401	MXN	7,304	1	0
NGF	01/2026	KRW	1,860,228		$1,271	0	(19)
	01/2026		$1,749	KRW	2,567,420	32	0
	03/2026		50	TRY	2,275	1	0
RBC	01/2026		1,034	KRW	1,517,719	18	0
SCX	01/2026	CNH	29,785		$4,227	0	(47)
	01/2026	EUR	592		689	0	(7)
	01/2026	INR	13,649		150	0	(2)
	01/2026	JPY	103,400		662	1	0
	01/2026	TWD	44,064		1,446	43	0
	01/2026		$2,058	IDR	34,414,093	3	0
	01/2026		2,014	INR	181,228	1	(3)
	01/2026		4,355	JPY	677,338	0	(28)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2025 (Unaudited)

01/2026	1,013	TWD	30,803	0	(32)
03/2026	MXN	22,686	$1,249	0	(2)
SOG	01/2026	EUR	71,730	83,046	0	(1,287)
01/2026	INR	7,496	83	0	(1)
01/2026	PEN	10,569	3,107	0	(35)
01/2026	$16,201	JPY	2,533,820	0	(13)
01/2026	800	TWD	25,066	0	(2)
02/2026	517	MXN	9,560	12	0
03/2026	MXN	236,243	$12,606	0	(420)
03/2026	PEN	42	12	0	0
03/2026	$10,222	MXN	191,491	337	0
SSB	01/2026	16	INR	1,425	0	0
UAG	01/2026	CHF	2,836	$3,543	0	(41)
01/2026	PLN	3,805	1,043	0	(17)
01/2026	$2,721	PLN	9,860	25	0
01/2026	ZAR	130,605	$7,510	0	(366)
02/2026	$646	MXN	11,997	16	0
03/2026	1,852	CLP	1,722,877	64	0

Total Forward Foreign Currency Contracts	$3,305	$(9,417)

PURCHASED OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GST	Put - OTC CDX.IG-45 5-Year Index	Buy	0.650%	05/20/2026	279,400	$550	$415

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	30,000	$45	$17
Call - OTC USD versus HKD	7.800	08/24/2026	44,200	61	25
Put - OTC USD versus KRW	KRW	1,419.000	02/12/2026	3,870	24	22
Put - OTC USD versus ZAR	ZAR	18.000	08/19/2026	8,450	371	682
BRC	Put - OTC USD versus KRW	KRW	1,423.000	02/12/2026	1,260	8	8
GLM	Put - OTC USD versus BRL	BRL	5.390	02/04/2026	5,010	74	27
Call - OTC USD versus HKD	HKD	7.800	08/14/2026	7,600	10	4
MBC	Call - OTC USD versus HKD	7.800	08/14/2026	15,000	20	8
Call - OTC USD versus HKD	7.800	08/24/2026	16,200	24	9

$637	$802

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.093%	01/04/2027	201,600	$143	$89
Call - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.230	03/30/2026	20,200	155	58
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.317	03/02/2026	22,900	136	38
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.194	03/04/2026	4,700	15	5
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.758	03/30/2026	10,100	80	48
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.146	04/15/2026	12,100	97	23
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.972	08/04/2026	1,900	17	4
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.222	08/04/2026	900	12	4
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.965	08/05/2026	1,900	16	4
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.215	08/05/2026	1,000	13	4
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.067	08/12/2026	2,000	15	6
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.317	08/12/2026	1,000	12	5
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.075	08/14/2026	2,000	16	6
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.325	08/14/2026	1,000	12	6
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.427	08/06/2035	5,400	475	380
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.427	08/06/2035	5,400	475	471
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.656	08/20/2035	5,200	450	400

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2025 (Unaudited)

	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.656	08/20/2035	5,200	450	422
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	8,000	689	624
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	8,000	689	641
BRC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	15,300	1,235	872
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	20,000	1,614	1,518
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.163	08/23/2027	1,148,300	5,767	4,020
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.163	08/23/2027	1,148,300	5,767	5,629
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.189	01/02/2026	16,800	72	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.442	03/24/2026	25,800	126	111
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.174	04/27/2026	19,600	146	47
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/20/2035	22,400	1,940	1,702
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/21/2035	17,700	1,531	1,344
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.751	10/14/2026	164,200	146	102
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.407	03/18/2026	32,000	160	112
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	18,100	1,594	1,303
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	18,100	1,594	1,550
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	44,500	3,591	2,536
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	58,200	4,697	4,418
JPM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.260	04/28/2026	22,700	216	75
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	02/18/2026	50,000	104	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.989	08/06/2026	2,600	21	6
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.239	08/06/2026	1,300	17	5
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.995	08/07/2026	2,000	16	4
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.245	08/07/2026	1,000	13	4
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.038	08/11/2026	2,100	17	5
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.288	08/11/2026	1,000	12	5
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	18,000	1,585	1,296
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	18,000	1,585	1,542
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.857	10/07/2026	214,900	167	96
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.141	12/30/2026	215,900	161	84
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.082	01/04/2027	216,700	163	98
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.421	03/30/2026	25,200	130	107
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.174	04/27/2026	2,200	15	5
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.255	08/03/2026	24,300	316	104
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.505	08/03/2026	21,600	429	178
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.255	08/03/2026	21,600	318	154
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.048	08/10/2026	2,000	16	5
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.298	08/10/2026	1,000	12	5
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	08/07/2035	5,500	485	396
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	08/07/2035	5,500	485	471
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.520	08/13/2035	11,100	977	811
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.520	08/13/2035	11,100	977	942

							$42,184	$34,900

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2025 (Unaudited)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2056	$97.375	02/05/2026	13,800	$17	$3
Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2056	98.906	02/05/2026	52,200	35	1
Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2056	98.922	02/05/2026	50,400	33	1

$85	$5

Total Purchased Options	$43,456	$36,122

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Call - OTC CDX.IG-45 5-Year Index	Buy	0.525%	01/21/2026	40,200	$(48)	$(50)
Call - OTC CDX.IG-45 5-Year Index	Buy	0.550	01/21/2026	112,590	(206)	(251)
Call - OTC CDX.IG-45 5-Year Index	Buy	0.575	01/21/2026	18,700	(43)	(62)
Call - OTC CDX.IG-45 5-Year Index	Buy	0.525	02/18/2026	111,500	(165)	(167)
Put - OTC CDX.IG-45 5-Year Index	Sell	0.525	02/18/2026	25,200	(39)	(26)
Call - OTC CDX.IG-45 5-Year Index	Buy	0.500	05/20/2026	64,000	(83)	(80)
Call - OTC CDX.IG-45 5-Year Index	Buy	0.525	05/20/2026	251,200	(468)	(468)
RBC	Call - OTC CDX.IG-45 5-Year Index	Buy	0.525	02/18/2026	4,200	(6)	(6)

$(1,058)	$(1,110)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	30,000	$(16)	$(10)
Call - OTC USD versus HKD	7.850	08/24/2026	44,200	(20)	(14)
Put - OTC USD versus KRW	KRW	1,383.000	02/12/2026	3,870	(8)	(6)
Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	16,900	(358)	(639)
BRC	Put - OTC USD versus KRW	KRW	1,385.000	02/12/2026	1,260	(3)	(2)
GLM	Put - OTC USD versus BRL	BRL	5.160	02/04/2026	5,010	(14)	(2)
Call - OTC USD versus BRL	5.680	02/04/2026	5,010	(61)	(39)
Call - OTC USD versus HKD	HKD	7.850	08/14/2026	7,600	(3)	(3)
MBC	Call - OTC USD versus HKD	7.850	08/14/2026	15,000	(7)	(5)
Call - OTC USD versus HKD	7.850	08/24/2026	16,200	(9)	(5)

$(499)	$(725)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.617%	03/02/2026	25,100	$(136)	$(161)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.646	04/15/2026	14,500	(111)	(125)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.625	01/08/2026	300	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.925	01/08/2026	300	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.622	01/29/2026	2,500	(5)	(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.882	01/29/2026	2,500	(5)	(8)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.066	02/05/2026	9,500	(16)	(8)
DUB	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.689	01/02/2026	18,800	(72)	0
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.742	03/24/2026	27,200	(126)	(130)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.674	04/27/2026	20,700	(146)	(175)
FAR	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.707	03/18/2026	33,300	(160)	(173)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.580	01/05/2026	3,000	(7)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.860	01/05/2026	3,000	(7)	(1)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.578	01/12/2026	2,000	(4)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.878	01/12/2026	2,000	(4)	(2)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2025 (Unaudited)

Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.648	01/15/2026	1,700	(5)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.928	01/15/2026	1,700	(5)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.180	02/05/2026	27,200	(24)	(8)
JPM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.560	04/28/2026	23,200	(217)	(281)
MYC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.721	03/30/2026	27,100	(130)	(151)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.674	04/27/2026	2,400	(16)	(20)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.625	01/08/2026	2,300	(6)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.925	01/08/2026	2,300	(6)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.639	01/12/2026	2,100	(5)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.919	01/12/2026	2,100	(5)	(1)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.639	01/12/2026	2,300	(5)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.919	01/12/2026	2,300	(5)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.186	02/05/2026	28,200	(25)	(8)

$(1,255)	$(1,262)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2056	$97.375	01/07/2026	6,900	$(19)	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 03/01/2056	102.133	03/05/2026	20,300	(55)	(15)
Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 03/01/2056	102.141	03/05/2026	30,400	(77)	(23)

$(151)	$(38)

Total Written Options	$(2,963)	$(3,135)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Saudi Arabia Government International Bonds	1.000%	Quarterly	12/20/2035	1.056%	$2,100	$(2)	$(7)	$0	$(9)
DUB	Petroleos Mexicanos	4.750	Monthly	07/06/2026	824	0	7	7	0
GST	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.706	300	(3)	2	0	(1)
JPM	Saudi Arabia Government International Bonds	1.000	Quarterly	06/20/2035	1.033	4,800	32	(43)	0	(11)

$27	$(41)	$7	$(21)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$159	$(44)	$32	$0	$(12)
iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	EUR	5,110	1,148	56	1,204	0
BPS	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	10,780	2,486	55	2,541	0
CBK	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	7,632	1,736	63	1,799	0
JPM	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	16,870	3,901	75	3,976	0
MYC	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	2,710	630	9	639	0

$9,857	$290	$10,159	$(12)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2025 (Unaudited)

TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Receive	S&P 500 Total Return Index	1,603	4.230% (SOFR plus a specified spread)	Monthly	02/04/2026	$24,398	$0	$(94)	$0	$(94)
CIB	Receive	S&P 500 Total Return Index	2,621	4.360% (FEDL01 plus a specified spread)	Monthly	01/07/2026	39,893	0	(158)	0	(158)
	Receive	S&P 500 Total Return Index	19	4.320% (FEDL01 plus a specified spread)	Monthly	02/18/2026	289	0	(1)	0	(1)
	Receive	S&P 500 Total Return Index	22,082	4.310% (SOFR plus a specified spread)	Maturity	08/12/2026	305,818	0	23,406	23,406	0
FAR	Receive	S&P 500 Total Return Index	2,496	4.280% (SOFR less a specified spread)	Maturity	01/21/2026	179,046	0	(635)	0	(635)
	Receive	S&P 500 Total Return Index	10,611	4.280% (SOFR less a specified spread)	Maturity	01/29/2026	162,912	0	(1,467)	0	(1,467)
GST	Receive	S&P 500 Total Return Index	255	4.660% (SOFR plus a specified spread)	Monthly	01/07/2026	3,881	0	(16)	0	(16)
JPM	Receive	S&P 500 Total Return Index	9,338	4.280% (SOFR less a specified spread)	Monthly	01/21/2026	142,129	0	(154)	0	(154)
	Receive	S&P 500 Total Return Index	1,112	4.290% (SOFR less a specified spread)	Maturity	01/29/2026	17,073	0	(154)	0	(154)
MBC	Receive	S&P 500 Total Return Index	857	4.480% (SOFR plus a specified spread)	Monthly	05/06/2026	13,044	0	(53)	0	(53)
RBC	Receive	S&P 500 Total Return Index	2,794	4.320% (SOFR plus a specified spread)	Monthly	01/07/2026	42,526	0	(166)	0	(166)
	Receive	S&P 500 Total Return Index	1,090	4.230% (SOFR plus a specified spread)	Monthly	01/16/2026	16,590	0	(64)	0	(64)
	Receive	S&P 500 Total Return Index	1,334	4.250% (SOFR plus a specified spread)	Monthly	04/08/2026	20,304	0	(78)	0	(78)
	Receive	S&P 500 Total Return Index	843	4.325% (SOFR plus a specified spread)	Monthly	05/06/2026	12,831	0	(50)	0	(50)
	Receive	S&P 500 Total Return Index	458	4.320% (SOFR plus a specified spread)	Monthly	06/03/2026	6,971	0	(27)	0	(27)
	Receive	S&P 500 Total Return Index	843	4.310% (SOFR plus a specified spread)	Monthly	08/05/2026	12,831	0	(50)	0	(50)

								$0	$20,239	$23,406	$(3,167)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	Microsoft Corp.	N/A	4.550% (SOFR less a specified spread)	Monthly	01/09/2026	$79,991	$0	$335	$335	$0
JPM	Pay	Amazon.com, Inc.	N/A	4.570% (SOFR plus a specified spread)	Monthly	04/10/2026	44,270	0	307	307	0
	Pay	Meta Platforms, Inc.	N/A	4.570% (SOFR less a specified spread)	Monthly	04/10/2026	38,552	0	(514)	0	(514)

								$0	$128	$642	$(514)

Total Swap Agreements								$9,884	$20,616	$34,214	$(3,714)

(i)

Securities with an aggregate market value of $9,907 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	December 31, 2025 (Unaudited)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$2,062	$2,062
Corporate Bonds & Notes
Banking & Finance	0	37,072	0	37,072
Industrials	0	16,386	0	16,386
Utilities	0	9,402	0	9,402
Municipal Bonds & Notes
California	0	732	0	732
Illinois	0	79	0	79
Nevada	0	111	0	111
U.S. Government Agencies	0	1,718,478	0	1,718,478
U.S. Treasury Obligations	0	16,260	0	16,260
Non-Agency Mortgage-Backed Securities	0	104,268	0	104,268
Asset-Backed Securities
Automobile ABS Other	0	6,153	0	6,153
Automobile Sequential	0	31,828	0	31,828
CMBS Other	0	28,112	0	28,112
Home Equity Other	0	159,712	0	159,712
Whole Loan Collateral	0	11,296	0	11,296
Other ABS	0	154,462	0	154,462
Sovereign Issues	0	142,664	0	142,664
Common Stocks
Communication Services	39,143	0	0	39,143
Consumer Discretionary	44,087	0	0	44,087
Information Technology	79,991	0	0	79,991
Exchange-Traded Funds	511,540	0	0	511,540
Short-Term Instruments
Repurchase Agreements	0	313,900	0	313,900
U.S. Treasury Bills	0	10,881	0	10,881

	$674,761	$2,761,796	$2,062	$3,438,619
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$13,686	$0	$0	$13,686

Total Investments	$688,447	$2,761,796	$2,062	$3,452,305

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(235,090)	$0	$(235,090)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	368	2,305	0	2,673
Over the counter	0	73,634	7	73,641

	$368	$75,939	$7	$76,314
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,272)	(1,373)	0	(2,645)
Over the counter	0	(16,254)	(12)	(16,266)

	$(1,272)	$(17,627)	$(12)	$(18,911)

Total Financial Derivative Instruments	$(904)	$58,312	$(5)	$57,403

Totals	$687,543	$2,585,018	$2,057	$3,274,618

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

Schedule of Investments PIMCO StocksPLUS® Fund	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 128.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Bank of Industry Ltd. 3.754% - 9.719% (EUR003M + 1.700%) due 08/23/2027 ~	EUR	3,500	$4,102

Total Loan Participations and Assignments (Cost $3,672)			4,102

CORPORATE BONDS & NOTES 13.7%
BANKING & FINANCE 8.6%
Air Lease Corp.
1.875% due 08/15/2026		$3,676	3,622
2.200% due 01/15/2027		6,359	6,232
American Tower Corp. 2.750% due 01/15/2027		5,786	5,712
Athene Global Funding
4.725% due 09/18/2028 •		23,300	23,200
5.033% due 07/17/2030		1,100	1,109
5.380% due 01/07/2030		600	614
Avolon Holdings Funding Ltd. 2.125% due 02/21/2026		161	161
Banque Federative du Credit Mutuel SA 4.936% (SOFRRATE + 0.990%) due 10/16/2028 ~		5,300	5,329
Barclays PLC 4.900% (SOFRRATE + 1.080%) due 11/11/2029 ~		14,850	14,932
BPCE SA 3.500% due 10/23/2027		2,000	1,979
Credit Suisse AG AT1 Claim 1.000% due 12/31/2060		3,100	915
Crown Castle, Inc. 2.900% due 03/15/2027		8,318	8,203
F&G Global Funding 2.000% due 09/20/2028		600	563
Ford Motor Credit Co. LLC
2.700% due 08/10/2026		4,390	4,349
3.815% due 11/02/2027		300	296
4.125% due 08/17/2027		400	397
4.271% due 01/09/2027		400	398
4.542% due 08/01/2026		1,600	1,598
5.125% due 11/05/2026		6,100	6,135
5.284% (SOFRRATE + 1.450%) due 11/05/2026 ~		1,400	1,405
5.800% due 03/05/2027		4,900	4,963
6.950% due 06/10/2026		200	202
7.350% due 11/04/2027		400	418
Goldman Sachs Group, Inc.
4.692% due 10/23/2030 •		100	101
5.049% due 07/23/2030 •		800	820
HSBC Holdings PLC
2.848% due 06/04/2031 •		800	748
5.065% (SOFRRATE + 1.290%) due 03/03/2031 ~		3,900	3,930
5.395% (SOFRRATE + 1.570%) due 05/13/2031 ~		4,600	4,696
ING Groep NV 4.738% (SOFRINDX + 1.010%) due 03/25/2029 ~		20,800	20,900
Jackson National Life Global Funding 4.675% (SOFRRATE + 0.950%) due 09/12/2028 ~		13,300	13,346
Lincoln Financial Global Funding 5.300% due 01/13/2030		400	414
Lloyds Banking Group PLC
4.550% due 08/16/2028		700	709
4.849% (SOFRINDX + 1.060%) due 11/26/2028 ~		25,000	25,128
Morgan Stanley 4.968% (SOFRRATE + 1.020%) due 04/13/2028 ~		7,100	7,131
Nationwide Building Society 5.033% (SOFRRATE + 1.070%) due 07/14/2029 ~		10,500	10,522
NatWest Group PLC 4.888% (SOFRRATE + 1.100%) due 05/23/2029 ~		4,900	4,924
NatWest Markets PLC 4.947% (SOFRRATE + 1.140%) due 05/17/2029 ~		10,730	10,827
RGA Global Funding 5.250% due 01/09/2030		1,800	1,862
Sammons Financial Group Global Funding 4.950% due 06/12/2030		200	203
Sammons Financial Group, Inc. 3.350% due 04/16/2031		1,600	1,485

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2025 (Unaudited)

Santander U.K. Group Holdings PLC 4.795% (SOFRINDX + 1.070%) due 09/22/2029 ~		3,700	3,701
Sirius Real Estate Ltd. 1.750% due 11/24/2028	EUR	200	226
Skandinaviska Enskilda Banken AB 4.811% (SOFRRATE + 1.060%) due 09/03/2030 ~		$4,800	4,810
Stellantis Financial Services U.S. Corp.
4.950% due 09/15/2028		7,100	7,199
5.413% (SOFRRATE + 1.690%) due 09/15/2028 ~		6,100	6,143
Synchrony Financial 3.700% due 08/04/2026		3,200	3,189

			225,746

INDUSTRIALS 4.3%
Baxter International, Inc. 4.900% due 12/15/2030		200	202
Bayer U.S. Finance II LLC 4.375% due 12/15/2028		2,600	2,603
Bayer U.S. Finance LLC 6.125% due 11/21/2026		607	616
Beignet Investor LLC 6.581% due 05/30/2049		5,680	6,006
Berry Global, Inc.
1.650% due 01/15/2027		600	584
4.875% due 07/15/2026		1,700	1,700
Boeing Co.
2.700% due 02/01/2027		8,825	8,700
6.259% due 05/01/2027		600	616
Conagra Brands, Inc. 5.000% due 08/01/2030		700	709
DAE Funding LLC 3.375% due 03/20/2028		500	487
Energy Transfer LP 5.200% due 04/01/2030		300	309
EQT Corp. 3.125% due 05/15/2026		865	860
Expand Energy Corp. 6.750% due 04/15/2029		3,900	3,923
Ford Motor Co. 4.346% due 12/08/2026		2,000	1,998
Fox Corp. 4.709% due 01/25/2029		4,400	4,457
Glencore Funding LLC 4.000% due 03/27/2027		3,668	3,666
Global Payments, Inc. 2.150% due 01/15/2027		2,500	2,449
Hyundai Capital America
4.795% due 09/18/2028 •		500	504
5.078% (SOFRRATE + 1.350%) due 03/27/2030 ~		22,063	22,235
Las Vegas Sands Corp. 3.500% due 08/18/2026		4,400	4,382
MPLX LP 4.125% due 03/01/2027		800	801
Renesas Electronics Corp. 2.170% due 11/25/2026		2,200	2,161
Royal Caribbean Cruises Ltd.
4.250% due 07/01/2026		2,700	2,700
5.375% due 07/15/2027		9,600	9,676
5.500% due 08/31/2026		7,800	7,813
5.500% due 04/01/2028		6,100	6,213
Viper Energy Partners LLC 4.900% due 08/01/2030		6,700	6,781
Vmed O2 U.K. Financing I PLC 7.750% due 04/15/2032		400	417
Volkswagen Group of America Finance LLC
4.450% due 09/11/2027		3,900	3,914
4.550% due 09/11/2028		4,900	4,929

			112,411

UTILITIES 0.8%
Fortis, Inc. 3.055% due 10/04/2026		5,641	5,596
Israel Electric Corp. Ltd. 7.750% due 12/15/2027		1,500	1,589
Plains All American Pipeline LP/PAA Finance Corp. 4.700% due 01/15/2031		2,700	2,716
Southern California Edison Co.
1.200% due 02/01/2026		100	100
3.650% due 03/01/2028		400	396
4.400% due 09/06/2026		3,000	3,006
4.700% due 06/01/2027		300	302
4.875% due 02/01/2027		2,600	2,618
5.350% due 03/01/2026		2,300	2,304
5.650% due 10/01/2028		100	104

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2025 (Unaudited)

5.850% due 11/01/2027	1,703	1,751

		20,482

Total Corporate Bonds & Notes (Cost $356,362)		358,639

U.S. GOVERNMENT AGENCIES 45.3%
Federal Home Loan Mortgage Corp.
4.000% due 11/01/2047	300	291
5.000% due 12/01/2026 - 01/01/2029	17	18
6.000% due 01/01/2029 - 01/01/2055	372	389
6.300% due 09/01/2037 •	186	195
6.505% due 06/01/2035 •	63	66
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 2.903% due 07/25/2054 ~	7,530	7,331
Federal Home Loan Mortgage Corp. REMICS
4.398% due 02/15/2037 •	1	1
4.428% due 02/15/2037 •	8	8
4.438% due 02/15/2037 •	33	32
4.648% due 07/15/2041 •	391	390
4.698% due 10/15/2037 •	33	33
4.763% due 07/15/2040 •	167	165
4.768% due 08/15/2037 •	259	259
4.774% due 11/25/2054 - 12/25/2055 •	28,154	28,269
4.798% due 08/15/2037 •	564	565
4.808% due 10/15/2037 •	86	86
4.814% due 11/25/2054 •	15,500	15,567
4.818% due 05/15/2037 - 09/15/2037 •	607	608
4.823% due 03/15/2042 •	67	67
4.824% due 10/25/2054 - 09/25/2055 •	45,226	45,608
4.848% due 08/15/2036 •	37	37
4.854% due 02/25/2055 •	654	658
4.874% due 09/25/2054 - 02/25/2055 •	7,333	7,354
4.948% due 11/15/2039 •	12	12
4.953% due 01/15/2038 •	136	137
4.974% due 07/25/2055 - 10/25/2055 •	12,547	12,597
5.009% due 03/15/2050 •	1,023	1,011
5.024% due 01/25/2055 - 09/25/2055 •	25,668	25,766
5.074% due 02/25/2055 - 08/25/2055 •	48,794	48,996
5.124% due 05/25/2054 •	5,743	5,781
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates 6.500% due 10/25/2043	276	285
Federal National Mortgage Association
3.000% due 12/01/2026 - 12/01/2032	4,563	4,439
3.500% due 12/01/2047 - 08/01/2048	8,100	7,609
4.300% due 12/01/2029	8,820	8,897
4.439% due 11/01/2028 •	1	1
4.472% due 07/01/2028 •	1	1
4.528% due 11/01/2027 •	1	1
4.588% due 11/01/2028 •	1	1
4.730% due 05/01/2029	2,700	2,756
4.855% due 12/01/2036 •	8	8
5.277% due 07/01/2044 •	8	8
5.591% due 09/01/2034 •	7	7
5.802% due 11/01/2035 •	25	25
6.497% due 05/01/2038 •	82	86
6.500% due 08/01/2054	423	439
6.604% due 12/01/2033 •	31	31
8.000% due 03/01/2030 - 08/01/2030	3	3
Federal National Mortgage Association REMICS
0.000% due 08/25/2039 (a)(e)	26	23
3.000% due 10/25/2040	354	341
4.239% due 05/25/2037 •	12	12
4.306% due 03/25/2034 •	12	12
4.339% due 03/25/2037 - 07/25/2037 •	19	19
4.349% due 03/25/2037 •	14	14
4.369% due 07/25/2037 •	31	30
4.389% due 09/25/2035 •	62	61
4.434% due 02/25/2037 •	29	29
4.673% due 05/25/2058 •	309	304
4.709% due 06/25/2037 •	72	72
4.739% due 03/25/2038 - 01/25/2040 •	69	70
4.774% due 09/25/2054 - 08/25/2055 •	12,758	12,805
4.809% due 12/25/2039 •	39	40
4.824% due 11/25/2053 - 03/25/2055 •	4,300	4,320
4.874% due 11/25/2055 •	5,477	5,497
4.889% due 07/25/2039 •	20	20
4.924% due 01/25/2055 - 09/25/2055 •	5,274	5,292
4.974% due 07/25/2055 - 10/25/2055 •	43,921	44,090
5.000% due 04/25/2033	54	54
5.024% due 09/25/2055 •	8,121	8,157
5.054% due 08/25/2055 •	4,942	4,962
5.074% due 12/25/2053 - 08/25/2055 •	26,959	27,084
5.124% due 02/25/2055 •	3,183	3,199
5.274% due 09/25/2055 •	9,102	9,191

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2025 (Unaudited)

Government National Mortgage Association
4.750% due 12/20/2027 •		4	4
5.375% due 07/20/2027 •		9	9
5.625% (H15T1Y + 1.500%) due 02/20/2026 - 05/20/2026 ~		1	1
5.625% due 04/20/2027 - 04/20/2041 •		535	547
7.000% due 06/20/2055		1,273	1,294
Government National Mortgage Association REMICS
4.768% due 09/20/2055 •		11,875	11,889
4.864% due 12/20/2065 •		556	558
4.914% due 01/20/2066 •		59	59
5.068% due 06/20/2055 •		18,671	18,757
5.114% due 01/20/2066 - 03/20/2066 •		1,249	1,257
5.118% due 06/20/2055 •		24,544	24,677
5.264% due 03/20/2066 •		82	83
Government National Mortgage Association, TBA
4.000% due 02/01/2056		43,000	40,611
4.500% due 02/01/2056		41,700	40,594
5.000% due 01/01/2056 - 02/01/2056		49,600	49,439
5.500% due 01/01/2056 - 02/01/2056		40,000	40,378
6.000% due 02/01/2056		39,400	40,128
Uniform Mortgage-Backed Security, TBA
6.000% due 02/01/2056 - 03/01/2056		286,835	294,389
6.500% due 02/01/2056 - 03/01/2056		256,147	266,398

Total U.S. Government Agencies (Cost $1,179,663)			1,183,664

U.S. TREASURY OBLIGATIONS 1.8%
U.S. Treasury Inflation Protected Securities (f)
1.625% due 04/15/2030 (j)(l)		46,949	47,197

Total U.S. Treasury Obligations (Cost $47,482)			47,197

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.9%
ACRA Trust 5.608% due 10/25/2064 þ		2,066	2,077
AG Trust 5.766% due 08/15/2041 •		760	765
Angel Oak Mortgage Trust 5.410% due 07/25/2070 þ		6,212	6,264
Ashford Hospitality Trust
4.823% due 04/15/2035 •		6,317	6,311
5.173% due 04/15/2035 •		7,105	7,127
Avon Finance 4.642% due 12/28/2049 •	GBP	5,520	7,451
Bear Stearns ALT-A Trust
4.397% due 11/25/2036 ~		$2,727	1,499
4.791% due 09/25/2035 ~		57	31
5.421% due 01/25/2035 •		2,248	2,232
Bear Stearns ARM Trust
6.214% due 01/25/2034 ~		112	111
6.373% due 04/25/2033 ~		6	6
6.375% due 01/25/2034 ~		4	4
Bear Stearns Structured Products, Inc. Trust
3.944% due 12/26/2046 ~		115	92
5.000% due 01/26/2036 ~		137	97
BMO Mortgage Trust
3.269% due 02/17/2055 ~		5,737	5,373
5.092% due 11/15/2057		2,600	2,658
5.187% due 07/15/2058		10,800	11,104
Chase Home Lending Mortgage Trust 5.124% due 05/25/2055 •		3,094	3,102
CHL Mortgage Pass-Through Trust 5.500% due 11/25/2035		679	339
CIM Trust 2.750% due 12/25/2059 ~		6,300	6,036
Citigroup Mortgage Loan Trust, Inc. 6.490% due 05/25/2035 •		7	7
CLNY Trust 5.278% due 11/15/2038 •		2,352	2,320
Countrywide Alternative Loan Trust 4.206% due 04/25/2046 •		1,225	1,170
Credit Suisse First Boston Mortgage Securities Corp.
4.868% due 03/25/2032 ~		24	24
Cross Mortgage Trust 6.147% due 07/25/2069 þ		1,181	1,195
CSMC Trust
1.115% due 01/25/2060 ~		1,195	1,023
3.850% due 09/25/2057 ~		1,838	1,817
4.150% due 12/27/2060 ~		1,537	1,533
5.265% due 07/15/2038 •		7,900	7,075
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust 4.086% due 05/25/2036 •		1,914	1,835
GCAT Trust 2.650% due 10/25/2068 ~		3,219	3,149
Government National Mortgage Association REMICS 4.698% due 10/20/2075 •		982	987

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2025 (Unaudited)

GreenPoint Mortgage Funding Trust 4.386% due 11/25/2045 •		72	69
GS Mortgage-Backed Securities Corp. Trust 1.750% due 12/25/2060 ~		1,588	1,495
GSR Mortgage Loan Trust
4.196% due 01/25/2034 •		1	1
4.521% due 01/25/2036 ~		12	11
Impac CMB Trust 4.386% due 05/25/2035 •		2,911	2,842
JP Morgan Chase Commercial Mortgage Securities Trust 5.405% due 06/15/2038 •		7,000	6,392
JP Morgan Seasoned Mortgage Trust 4.377% due 01/25/2063 ~		3,589	3,456
Legacy Mortgage Asset Trust 3.000% due 09/25/2059 ~		1,334	1,287
Lehman Mortgage Trust 4.166% due 08/25/2036 •		496	313
Lehman XS Trust 4.206% due 11/25/2035 •		1,826	1,827
MASTR Adjustable Rate Mortgages Trust 4.829% due 12/25/2046 •		6,100	5,132
Merrill Lynch Mortgage Investors Trust 4.266% due 02/25/2036 •		39	39
Morgan Stanley Capital I Trust 4.815% due 12/15/2036 •		1,800	1,388
Morgan Stanley Residential Mortgage Loan Trust 5.443% due 07/25/2070 ~		5,120	5,173
New Orleans Hotel Trust 4.787% due 04/15/2032 •		1,900	1,889
New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~		700	674
1.147% due 10/25/2058 ~		100	96
1.353% due 10/25/2058 ~		72	69
Prime Mortgage Trust 4.246% due 02/25/2034 •		8	7
Project Cashmere 4.543% due 12/30/2057 «(b)	AUD	20,900	13,948
PRPM LLC
4.000% due 05/25/2054 þ		$1,617	1,602
5.250% due 07/25/2055 þ		2,130	2,150
5.729% due 07/25/2030 þ		3,842	3,848
5.774% due 08/25/2028 þ		2,680	2,686
PRPM Trust 6.265% due 12/25/2068 þ		1,090	1,103
Stratton Mortgage Funding PLC 4.891% due 06/20/2060 •	GBP	1,455	1,964
Structured Adjustable Rate Mortgage Loan Trust
4.166% due 10/25/2035 •		$1,088	1,052
4.780% due 09/25/2035 ~		177	156
Structured Asset Mortgage Investments II Trust
4.346% due 07/19/2035 •		61	60
4.406% due 02/25/2036 •		79	67
Structured Asset Mortgage Investments Trust 3.905% due 06/25/2029 ~		39	38
Towd Point Mortgage Funding - Granite 6 PLC 4.856% due 07/20/2053 •	GBP	4,167	5,622
Towd Point Mortgage Trust
2.250% due 12/25/2061 ~		$1,892	1,849
2.900% due 10/25/2059 ~		1,241	1,199
3.000% due 01/25/2058 ~		24	24
3.750% due 05/25/2058 ~		2,843	2,806
4.606% due 10/25/2064 ~		8,009	8,042
4.846% due 05/25/2058 •		853	869
Trinity Square PLC 4.844% (SONIO/N + 0.900%) due 07/15/2059 ~	GBP	1,967	2,653
Verus Securitization Trust
1.020% due 04/25/2064 ~		$1,018	976
1.277% due 04/25/2064 ~		129	123
1.380% due 04/25/2064 ~		194	185
5.402% due 05/25/2065 þ		4,334	4,368
5.417% due 07/25/2070 þ		5,286	5,335
WaMu Mortgage Pass-Through Certificates Trust
4.171% due 02/27/2034 •		55	53
4.426% due 10/25/2045 •		26	25
5.229% due 11/25/2042 •		11	10
5.429% due 06/25/2042 •		25	24

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2025 (Unaudited)

Wells Fargo Mortgage-Backed Securities Trust 6.695% due 04/25/2036 ~		741	748

Total Non-Agency Mortgage-Backed Securities (Cost $182,893)			180,559

ASSET-BACKED SECURITIES 19.7%
AUTOMOBILE ABS OTHER 0.9%
Auto ABS Spanish Loans FT 2.494% due 02/28/2032 •	EUR	1,420	1,670
CPS Auto Receivables Trust 4.710% due 12/17/2029		$12,000	12,078
Westlake Automobile Receivables Trust
4.630% due 01/15/2031		8,100	8,150
4.644% due 08/16/2027 •		236	236

			22,134

AUTOMOBILE SEQUENTIAL 3.6%
Ally Auto Receivables Trust
4.140% due 07/16/2029		994	996
5.460% due 05/15/2028		1,743	1,756
Arivo Acceptance Auto Loan Receivables Trust 4.920% due 05/15/2029		2,000	1,999
Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028		4,500	4,611
6.120% due 04/20/2027		7,200	7,226
BMW Vehicle Owner Trust 5.470% due 02/25/2028		1,273	1,281
Bridgecrest Lending Auto Securitization Trust 4.840% due 09/15/2027		235	235
CarMax Auto Owner Trust 4.350% due 07/15/2030		10,600	10,699
Carvana Auto Receivables Trust
4.530% due 01/10/2029		3,800	3,808
5.330% due 07/10/2029		1,347	1,357
5.380% due 03/12/2029		2,700	2,744
5.420% due 04/10/2028		1,448	1,452
5.600% due 03/10/2028		1,074	1,076
Citizens Auto Receivables Trust
5.110% due 04/17/2028		964	969
5.840% due 01/18/2028		3,679	3,701
CPS Auto Receivables Trust 4.710% due 03/15/2029		709	711
FCCU Auto Receivables Trust 4.870% due 01/16/2029		5,285	5,302
Flagship Credit Auto Trust 4.880% due 11/15/2028		619	618
Foursight Capital Automobile Receivables Trust 5.490% due 01/16/2029		497	498
GLS Auto Receivables Issuer Trust 4.750% due 07/17/2028		2,300	2,307
GLS Auto Select Receivables Trust
4.460% due 10/15/2030		1,953	1,966
5.240% due 03/15/2030		223	224
5.580% due 06/17/2030		1,464	1,482
5.960% due 10/16/2028		2,435	2,454
GM Financial Consumer Automobile Receivables Trust 5.450% due 06/16/2028		1,743	1,756
Hyundai Auto Receivables Trust 5.480% due 04/17/2028		1,680	1,692
Lendbuzz Securitization Trust 5.100% due 10/15/2030		772	772
M&T Bank Auto Receivables Trust 4.730% due 06/17/2030		9,900	10,040
Research-Driven Pagaya Motor Asset Trust
4.731% due 07/27/2026		1,499	1,500
5.124% due 04/25/2034		3,300	3,314
7.130% due 01/26/2032		252	252
SCCU Auto Receivables Trust
4.570% due 01/15/2031		8,100	8,181
4.680% due 09/15/2031		2,300	2,337
5.450% due 12/15/2027		38	38
SFS Auto Receivables Securitization Trust 4.950% due 05/21/2029		370	372
Toyota Auto Receivables Owner Trust 4.400% due 06/15/2029		3,800	3,828
Westlake Automobile Receivables Trust 5.560% due 02/15/2028		1,700	1,708

			95,262

CMBS OTHER 0.6%
ACRES LLC 5.353% due 08/18/2040 •		7,200	7,215

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2025 (Unaudited)

AREIT Trust 5.187% due 01/20/2037 •	3,927	3,922
GPMT Ltd. 5.349% due 07/16/2035 •	125	125
MF1 LLC
5.184% due 02/18/2043 •	1,050	1,052
5.468% due 03/19/2039 •	900	903
Starwood Ltd. 5.049% due 04/18/2038 •	2,598	2,600

		15,817

HOME EQUITY OTHER 1.6%
ACE Securities Corp. Home Equity Loan Trust 4.166% due 10/25/2036 •	2,743	1,075
AFC Home Equity Loan Trust 4.396% due 06/25/2028 •	24	24
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 4.761% due 01/25/2035 •	184	191
Argent Securities Trust 4.146% due 06/25/2036 •	3,391	2,279
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 3.923% due 06/26/2034 •	379	399
Asset-Backed Securities Corp. Home Equity Loan Trust 4.671% due 04/25/2034 •	886	955
Bear Stearns Asset-Backed Securities I Trust
4.306% due 11/25/2036 •	815	775
4.821% due 11/25/2034 •	4,072	4,106
Chase Funding Trust 4.586% due 10/25/2032 •	32	32
Citigroup Mortgage Loan Trust, Inc.
3.906% due 07/25/2045 •	299	213
4.166% due 12/25/2036 •	734	416
7.250% due 10/25/2037 þ	106	103
Countrywide Asset-Backed Certificates 4.246% due 08/25/2034 •	339	332
Countrywide Asset-Backed Certificates Trust
3.986% due 08/25/2037 •	221	199
4.046% due 06/25/2047 •	289	260
4.126% due 12/25/2046 •	5,822	5,490
4.126% due 06/25/2047 •	1,063	976
4.386% due 03/25/2036 •	366	336
Credit Suisse First Boston Mortgage Securities Corp. 4.379% due 01/25/2032 •	34	34
Credit-Based Asset Servicing & Securitization LLC
3.486% due 06/25/2035 •	1,540	1,510
5.421% due 03/25/2046 •	1,831	1,801
GE-WMC Asset-Backed Pass-Through Certificates 4.486% due 12/25/2035 •	4,014	3,925
GSAA Home Equity Trust 4.346% due 01/25/2036 •	697	221
GSAMP Trust
4.126% due 06/25/2036 •	62	61
4.746% due 11/25/2035 •	245	242
5.496% due 10/25/2034 •	19	20
Home Equity Mortgage Loan Asset-Backed Trust 4.106% due 08/25/2036 •	3,019	2,884
HSI Asset Securitization Corp. Trust 4.341% due 02/25/2036 •	330	322
JP Morgan Mortgage Acquisition Trust 4.506% due 07/25/2036 •	2,200	2,102
Long Beach Mortgage Loan Trust
4.286% due 02/25/2036 •	424	421
4.288% due 04/21/2031 •	1,955	1,929
4.406% due 10/25/2034 •	42	41
Merrill Lynch Mortgage Investors Trust 4.146% due 08/25/2037 •	315	304
Morgan Stanley ABS Capital I, Inc. Trust
3.956% due 12/25/2036 •	3,678	1,856
3.976% due 10/25/2036 •	71	64
4.006% due 09/25/2036 •	26	11
4.761% due 07/25/2034 •	473	483
RCKT Mortgage Trust 5.344% due 09/25/2044 þ	1,867	1,876
Residential Asset Mortgage Products Trust 4.911% due 05/25/2035 •	2,686	2,644
Soundview Home Loan Trust 4.551% due 11/25/2035 •	56	56
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 4.671% due 01/25/2035 •	1,022	1,067

		42,035

WHOLE LOAN COLLATERAL 0.7%
First Franklin Mortgage Loan Trust
4.146% due 08/25/2036 •	1,527	1,457

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2025 (Unaudited)

4.326% due 05/25/2036 •		12,141	10,806
PRET LLC 5.657% due 08/25/2055 þ		2,682	2,691
Residential Asset Mortgage Products Trust 4.206% due 08/25/2046 •		4,619	4,154
Specialty Underwriting & Residential Finance Trust 4.821% due 12/25/2035 •		34	34

			19,142

OTHER ABS 12.3%
AASET Trust 2.798% due 01/15/2047		3,243	3,080
ACHV ABS Trust
5.010% due 12/26/2031		806	814
5.070% due 10/27/2031		470	473
5.900% due 04/25/2031		233	234
Affirm Master Trust 4.670% due 07/15/2033		8,600	8,663
Anchorage Capital CLO 21 Ltd. 4.934% due 10/20/2034 •		7,500	7,494
Anchorage Credit Funding 18 Ltd. 5.327% due 10/22/2040		5,600	5,626
Aqua Finance Issuer Trust 4.790% due 05/17/2051		5,332	5,374
Arcano Euro CLO II DAC 0.000% due 07/25/2039 •	EUR	500	590
ARES European CLO X DAC 2.789% due 10/15/2031 •		314	369
ARES LX CLO Ltd. 5.064% due 07/18/2034 •		$250	250
ARES XLIV CLO Ltd. 5.035% due 04/15/2034 •		11,900	11,904
Bain Capital Credit CLO Ltd.
5.042% due 07/17/2035 •		6,800	6,803
5.124% due 07/19/2034 •		5,500	5,503
Blackbird Capital II Aircraft Lease Ltd. 2.443% due 07/15/2046		2,082	1,979
BNPP AM Euro CLO DAC 2.626% due 04/15/2031 •	EUR	1,129	1,328
Cairn CLO X DAC 2.789% due 10/15/2031 •		297	349
Cairn CLO XI DAC 3.187% due 01/15/2040 •		3,600	4,235
Canyon CLO Ltd. 4.985% due 07/15/2034 •		$4,000	3,997
Capital Four CLO X DAC 3.279% due 10/25/2038 •	EUR	1,000	1,176
Capital Street Master Trust 5.074% due 08/16/2029 •		$6,000	5,993
Carlyle Euro CLO DAC 2.709% due 01/15/2031 •	EUR	266	313
Carlyle Global Market Strategies Euro CLO Ltd. 2.814% due 11/15/2031 •		190	224
Carlyle U.S. CLO Ltd. 4.994% due 10/20/2034 •		$1,000	1,001
CarVal CLO III Ltd. 4.874% due 07/20/2032 •		7,243	7,248
Castlelake Aircraft Structured Trust 5.783% due 02/15/2050		3,458	3,518
CIFC Funding Ltd. 5.077% due 10/24/2030 •		265	265
CVC Cordatus Loan Fund XII DAC 2.788% due 01/23/2032 •	EUR	9,492	11,156
CVC Cordatus Loan Fund XXIV DAC 3.266% due 10/23/2034 •		3,778	4,448
CVC Cordatus Loan Fund XXX DAC 3.297% due 05/15/2037 •		7,400	8,704
Dryden 43 Senior Loan Fund 4.954% due 04/20/2034 •		$3,500	3,500
Dryden 52 Euro CLO DAC 2.924% due 05/15/2034 •	EUR	2,071	2,437
Dryden 86 CLO Ltd. 5.012% due 07/17/2034 •		$1,000	1,000
Dryden 95 CLO Ltd. 4.929% due 08/20/2034 •		3,800	3,799
Elevation CLO Ltd. 5.158% due 01/25/2035 •		7,700	7,711
Golub Capital Partners CLO 50B-R Ltd. 4.994% due 04/20/2035 •		1,400	1,400
GreenSky Home Improvement Issuer Trust
4.890% due 06/25/2060		1,531	1,543
4.930% due 06/25/2060		826	829
5.020% due 06/25/2060		1,300	1,320
5.070% due 06/25/2060		4,600	4,651
5.150% due 10/27/2059		2,000	2,040

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2025 (Unaudited)

5.250% due 10/27/2059		207	208
GreenSky Home Improvement Trust 5.880% due 06/25/2059		401	403
Henley CLO VII DAC 3.055% due 04/25/2034 •	EUR	2,702	3,178
Home Partners of America Trust 1.901% due 12/17/2026		$609	597
Invesco Euro CLO I DAC 2.659% due 07/15/2031 •	EUR	230	271
KKR CLO 36 Ltd. 5.055% due 10/15/2034 •		$1,550	1,551
KKR CLO 42 Ltd. 5.034% due 07/20/2034 •		350	350
M&T Equipment Notes 4.990% due 08/18/2031		1,347	1,351
Madison Park Funding XLVI Ltd. 4.905% due 10/15/2034 •		11,700	11,692
Mariner Finance Issuance Trust 1.860% due 03/20/2036		7,800	7,681
Navient Education Loan Trust 5.020% due 07/15/2055		3,392	3,433
Navient Refinance Loan Trust 4.800% due 10/15/2055		13,089	13,129
Navient Student Loan Trust 4.845% due 12/15/2059 •		1,483	1,482
Nelnet Student Loan Trust
4.650% due 08/20/2054		5,800	5,785
4.670% due 06/22/2065		12,137	12,105
4.840% due 05/17/2055		2,059	2,067
6.118% due 02/20/2041 •		510	521
6.640% due 02/20/2041		510	532
Northwoods Capital XII-B Ltd. 4.913% due 06/15/2031 •		1,809	1,811
Oportun Funding Trust 4.960% due 08/16/2032		995	996
Oportun Issuance Trust 5.010% due 02/08/2033		2,400	2,400
Pagaya AI Debt Grantor Trust
4.497% due 04/15/2033		3,000	3,003
4.684% due 08/17/2026		4,414	4,418
5.065% due 03/15/2032		774	776
5.108% due 03/15/2033		1,100	1,107
5.156% due 07/15/2032		673	679
5.183% due 06/15/2032		1,494	1,502
6.278% due 10/15/2031		490	493
Pagaya AI Debt Grantor Trust & Pagaya AI Debt Trust 6.093% due 11/15/2031		629	632
Pagaya AI Debt Selection Trust 6.117% due 12/15/2031		700	705
Pagaya AI Debt Trust 6.660% due 07/15/2031		2,358	2,365
Palmer Square European Loan Funding DAC
2.989% due 01/15/2033 •	EUR	350	411
3.054% due 05/15/2034 •		1,074	1,261
3.909% due 01/15/2033 •		1,000	1,178
Parallel Ltd. 5.015% due 07/15/2034 •		$8,000	7,985
Park Avenue Institutional Advisers CLO Ltd. 4.994% due 01/20/2034 •		700	701
Post CLO Ltd. 4.985% due 10/15/2034 •		1,000	1,000
Post Road Equipment Finance LLC 4.900% due 05/15/2031		3,685	3,716
Providus CLO V DAC 3.314% due 11/15/2039 •	EUR	1,000	1,176
RCKT Trust 4.900% due 07/25/2034		$1,226	1,229
Reach ABS Trust
4.930% due 08/18/2032		4,371	4,390
4.960% due 08/16/2032		218	219
5.120% due 08/18/2032		3,400	3,435
Rockford Tower CLO Ltd. 5.084% due 07/20/2035 •		850	851
Romark CLO V Ltd. 5.095% due 01/15/2035 •		8,900	8,907
SMB Private Education Loan Trust
1.290% due 07/15/2053		1,309	1,252
1.310% due 07/17/2051		1,499	1,421
1.340% due 03/17/2053		3,960	3,752
2.850% due 11/16/2054		3,035	2,873
3.250% due 11/15/2040		3,746	3,720
4.585% due 01/15/2037 •		1,472	1,471
5.060% due 03/16/2054		1,681	1,704
5.090% due 10/16/2056		1,641	1,669
5.524% due 11/15/2052 •		804	813

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2025 (Unaudited)

SoFi Professional Loan Program LLC 2.540% due 05/15/2046		1,010	977
Symphony CLO XXIX Ltd. 5.433% due 10/15/2035 •		7,800	7,800
Symphony CLO XXXII Ltd. 5.419% due 10/23/2035		9,700	9,700
TCW CLO AMR Ltd. 5.151% due 08/16/2034 •		4,000	4,003
TIAA CLO IV Ltd. 5.024% due 01/20/2032 •		1,307	1,308
Tikehau CLO V DAC 3.253% due 10/15/2038 •	EUR	6,750	7,939
Towd Point Asset Trust 4.548% due 11/20/2061 •		$2,278	2,274
Venture 36 CLO Ltd. 5.276% due 04/20/2032 •		432	432
Venture XXVII CLO Ltd. 5.196% due 07/20/2030 •		22	22
Voya CLO Ltd. 4.944% due 04/20/2034 •		900	900

			321,053

Total Asset-Backed Securities (Cost $516,538)			515,443

SOVEREIGN ISSUES 4.3%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2026 (e)	BRL	307,600	54,301
Eagle Funding Luxco SARL 5.500% due 08/17/2030		$15,700	16,011
Mexico Bonos
8.500% due 03/02/2028	MXN	252,000	14,162
8.500% due 03/01/2029		228,800	12,830
Republic of South Africa Government Bonds 8.000% due 01/31/2030	ZAR	243,600	15,044

Total Sovereign Issues (Cost $110,070)			112,348

		SHARES
COMMON STOCKS 13.4%
COMMUNICATION SERVICES 3.1%
Alphabet, Inc. Class C		60,000	18,828
Meta Platforms, Inc. Class A		93,200	61,521

			80,349

CONSUMER DISCRETIONARY 2.7%
Amazon.com, Inc. (c)		300,000	69,246

INFORMATION TECHNOLOGY 7.6%
Broadcom, Inc.		177,000	61,260
Microsoft Corp.		260,000	125,741
NVIDIA Corp.		68,098	12,700

			199,701

Total Common Stocks (Cost $355,883)			349,296

EXCHANGE-TRADED FUNDS 11.5%
iShares Core S&P 500 ETF		209,631	143,585
State Street SPDR Portfolio S&P 500 ETF		1,967,554	157,837

Total Exchange-Traded Funds (Cost $294,011)			301,422

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 11.8%
COMMERCIAL PAPER 3.7%
Air Lease Corp. 4.000% due 01/14/2026		$16,300	16,274
Crown Castle, Inc.
4.100% due 01/06/2026		3,200	3,198
4.150% due 01/22/2026		14,800	14,762
Edison International
4.550% due 01/05/2026		2,100	2,099
4.550% due 01/06/2026		2,400	2,399

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2025 (Unaudited)

ERAC USA Finance LLC 4.200% due 01/12/2026		2,100	2,097
HCA, Inc.
4.100% due 01/20/2026		1,200	1,197
4.100% due 01/26/2026		300	299
4.120% due 02/02/2026		700	698
4.120% due 02/12/2026		800	796
4.300% due 01/07/2026		22,900	22,882
4.300% due 01/13/2026		13,800	13,780
Southern California Edison Co. 4.550% due 01/05/2026		12,400	12,393
VW Credit, Inc. 4.220% due 01/13/2026		2,500	2,497

			95,371

REPURCHASE AGREEMENTS (g) 7.6%			198,500

SHORT-TERM NOTES 0.0%
Arivo Acceptance Auto Loan Receivables Trust 4.712% due 07/15/2026		578	579
Westlake Automobile Receivables Trust 4.642% due 07/15/2026		709	709

			1,288

SOUTH AFRICA TREASURY BILLS 0.2%
7.384% due 05/13/2026 - 11/18/2026 (d)(e)	ZAR	99,400	5,815

U.S. TREASURY BILLS 0.3%
3.817% due 01/27/2026 - 04/28/2026 (d)(e)(j)(l)		$7,455	7,401

Total Short-Term Instruments (Cost $308,138)			308,375

Total Investments in Securities (Cost $3,354,712)			3,361,045

		SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		1,380	13

Total Short-Term Instruments (Cost $13)			13

Total Investments in Affiliates (Cost $13)			13

Total Investments 128.6% (Cost $3,354,725)			$3,361,058
Financial Derivative Instruments (i)(k) 1%(Cost or Premiums, net $20,463)			26,536
Other Assets and Liabilities, net (29.6)%			(774,461)

Net Assets 100.0%			$2,613,133

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«					Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					Principal only security.
(b)					When-issued security.
(c)					Security did not produce income within the last twelve months.
(d)					Coupon represents a weighted average yield to maturity.
(e)					Zero coupon security.
(f)					Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	3.750%	12/31/2025	01/02/2026	$4,600	U.S. Treasury Notes 0.625% due 08/15/2030		$(4,688)	$4,600	$4,601
SAL	3.930	12/31/2025	01/02/2026	193,900	U.S. Treasury Bills 0.000% due 12/24/2026		(197,863)	193,900	193,942

Total Repurchase Agreements							$(202,551)	$198,500	$198,543

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

TDM				3.770%	12/31/2025	01/02/2026	$(1,311)		$(1,311)

Total Reverse Repurchase Agreements									$(1,311)

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (4.1)%
Uniform Mortgage-Backed Security, TBA					4.000%	02/01/2056	$21,600	$(20,501)	$(20,478)
Uniform Mortgage-Backed Security, TBA					4.500	01/01/2056	41,700	(40,539)	(40,715)
Uniform Mortgage-Backed Security, TBA					5.000	02/01/2056	17,200	(17,090)	(17,137)
Uniform Mortgage-Backed Security, TBA					5.500	02/01/2056	29,475	(29,783)	(29,862)

Total Short Sales (4.1)%								$(107,913)	$(108,192)

(h)					Securities with an aggregate market value of $1,307 have been pledged as collateral under the terms of master agreements as of December 31, 2025.
(1)					Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(678) at a weighted average interest rate of 4.403%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(i)					FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2025 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Bond March Futures	03/2026	2,062	$144,482	$74	$40	$(40)
Australia Government 10-Year Bond March Futures	03/2026	498	36,386	118	41	0
Canada Government 5-Year Bond March Futures	03/2026	791	65,289	248	0	(115)
E-Mini S&P 500 Index March Futures	03/2026	728	250,887	490	0	(1,884)
Long Guilt March Futures	03/2026	207	25,495	54	45	(19)
U.S. Treasury 2-Year Note March Futures	03/2026	79	16,494	(1)	0	(5)
U.S. Treasury 5-Year Note March Futures	03/2026	3,572	390,436	(635)	0	(419)
U.S. Treasury Long-Term Bond March Futures	03/2026	65	7,514	14	0	(14)

$362	$126	$(2,496)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Schatz March Futures	03/2026	182	$(22,841)	$9	$2	$0
U.S. Treasury 10-Year Note March Futures	03/2026	2,183	(245,451)	(477)	443	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	471	(55,578)	372	177	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	810	(93,163)	135	152	0

$39	$774	$0

Total Futures Contracts	$401	$900	$(2,496)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Bank of America Corp.	1.000%	Quarterly	12/20/2026	0.299%	$6,200	$80	$(37)	$43	$1	$0
Deutsche Bank Aktiengesellschaft	1.000	Quarterly	12/20/2029	0.568	EUR	400	1	7	8	0	0
Deutsche Bank Aktiengesellschaft	1.000	Quarterly	12/20/2031	0.892	500	(10)	14	4	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.051	$2,000	15	(6)	9	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.064	300	4	(1)	3	0	0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.226	8,400	33	0	33	0	0

$123	$(23)	$100	$1	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	38,800	$(202)	$417	$215	$44	$0
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026	$72,100	610	620	1,230	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026	138,260	(279)	(112)	(391)	22	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028	7,810	(67)	9	(58)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2030	7,700	(27)	513	486	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030	75,390	4,078	(2,076)	2,002	111	0

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2025 (Unaudited)

Receive(5)	1-Day USD-SOFR Compounded-OIS	3.290	Annual	05/31/2030	155,115	(55)	715	660	222	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.375	Annual	05/31/2030	180,986	212	(34)	178	259	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030	22,700	(381)	99	(282)	35	0
Receive	1-Day USD-SOFR Compounded-OIS	1.277	Semi-Annual	07/21/2031	1,380	0	177	177	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.734	Annual	05/31/2032	65,800	0	587	587	0	(118)
Pay	1-Day USD-SOFR Compounded-OIS	3.791	Annual	05/31/2032	95,100	0	1,178	1,178	0	(171)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	5,800	725	(37)	688	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2033	7,700	(150)	114	(36)	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	27,200	79	1,239	1,318	56	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	61,950	(458)	393	(65)	144	0
Pay	3-Month PLN-WIBOR	4.136	Annual	07/25/2029	PLN	48,700	0	207	207	11	0
Receive	3-Month PLN-WIBOR	5.010	Annual	07/25/2029	47,900	(450)	(160)	(610)	0	(12)
Receive	3-Month ZAR-JIBAR	8.820	Quarterly	01/31/2030	ZAR	226,800	(849)	(333)	(1,182)	0	(10)
Receive	28-Day MXN-TIIE	7.550	Lunar	03/02/2028	MXN	253,200	(35)	(57)	(92)	0	(7)
Receive	28-Day MXN-TIIE	7.011	Lunar	03/01/2029	226,200	0	161	161	0	(7)

$2,751	$3,620	$6,371	$967	$(325)

Total Swap Agreements	$2,874	$3,597	$6,471	$968	$(325)

(j)

Securities with an aggregate market value of $19,440 and cash of $37,277 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	01/2026	$1,481	JPY	230,256	$0	$(10)
01/2026	558	NZD	993	14	0
BOA	01/2026	EUR	191	$224	0	0
01/2026	INR	1,826	20	0	0
01/2026	PLN	16,053	4,382	0	(89)
01/2026	$135	TWD	4,249	1	0
01/2026	522	ZAR	8,703	3	0
02/2026	ILS	2,131	$669	0	0
04/2026	$390	MXN	7,145	3	0
05/2026	ZAR	5,279	$305	0	(10)
08/2026	6,001	344	0	(12)
BPS	01/2026	AUD	16,733	10,937	0	(231)
01/2026	CHF	237	301	2	0
01/2026	CNH	12,071	1,713	0	(19)
01/2026	ILS	3,609	1,110	0	(23)
01/2026	INR	57,698	640	0	(2)
01/2026	JPY	245,800	1,591	20	0
01/2026	PLN	11,703	3,186	0	(73)
01/2026	TWD	5,640	180	0	0
01/2026	$2,797	CNH	19,593	13	0
01/2026	494	IDR	8,259,762	1	0
01/2026	300	INR	27,102	1	0
01/2026	1,164	PLN	4,188	3	0
01/2026	6,405	TWD	200,812	9	(19)
01/2026	1,148	ZAR	19,135	6	0
01/2026	ZAR	8,066	$482	0	(4)
02/2026	$648	INR	58,384	0	0
02/2026	1,635	TWD	51,318	0	(3)
03/2026	TWD	511,924	$16,423	151	0

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2025 (Unaudited)

	03/2026		$69	CZK	1,436	1	0
	04/2026	BRL	27,100		$4,744	0	(100)
BRC	01/2026		3,574		651	0	(1)
	01/2026	EUR	114		132	0	(2)
	01/2026	GBP	523		700	0	(5)
	01/2026	ILS	902		281	0	(2)
	01/2026	KRW	346,764		237	0	(4)
	01/2026		$650	BRL	3,574	3	0
	01/2026		745	PLN	2,713	11	0
	01/2026	ZAR	36,317		$2,097	0	(93)
	02/2026	ILS	918		285	0	(3)
	03/2026		$1,588	MXN	29,405	33	0
BSH	01/2026		1,872	JPY	291,411	0	(11)
	01/2026		1,018	NZD	1,817	28	0
	04/2026	BRL	51,300		$9,032	8	(146)
CBK	01/2026		3,574		650	0	(3)
	01/2026	CAD	2,046		1,483	0	(9)
	01/2026	ILS	1,547		478	0	(8)
	01/2026	JPY	58,700		378	3	0
	01/2026	NZD	1,869		1,082	5	0
	01/2026	PLN	14		4	0	0
	01/2026		$641	BRL	3,574	11	0
	01/2026		1,788	CNH	12,480	3	0
	01/2026		2,183	EUR	1,859	2	0
	01/2026		382	ILS	1,231	4	0
	01/2026		15,511	INR	1,403,698	69	0
	01/2026		11,127	PLN	40,589	178	0
	01/2026		156	TWD	4,915	1	0
	01/2026		276	ZAR	4,691	7	0
	02/2026	BRL	3,574		$637	0	(11)
	02/2026	ILS	1,667		524	1	0
	02/2026		$41	TWD	1,295	0	0
DUB	01/2026	ILS	1,535		$477	0	(5)
	01/2026	NZD	971		561	2	0
	01/2026		$884	ILS	2,821	2	0
	01/2026		3,153	KRW	4,625,089	54	0
	01/2026		479	ZAR	8,050	7	0
	01/2026	ZAR	64,720		$3,714	0	(188)
	02/2026	ILS	2,820		884	0	(1)
	02/2026		$56	TWD	1,748	0	0
FAR	01/2026	AUD	21,388		$13,896	0	(378)
	01/2026	CHF	271		338	0	(5)
	01/2026	CNH	6,017		855	0	(8)
	01/2026	GBP	6,921		9,089	0	(240)
	01/2026	MXN	505,251		27,238	0	(755)
	01/2026	PLN	14,649		3,979	0	(101)
	01/2026	SGD	17		13	0	0
	01/2026		$468	ILS	1,501	3	0
	01/2026		1,192	NZD	2,117	27	0
	01/2026		4,026	PLN	14,667	59	0
	01/2026		513	TWD	15,949	0	(5)
	01/2026		485	ZAR	8,138	6	0
	01/2026	ZAR	44,878		$2,610	0	(96)
	02/2026	ILS	1,500		468	0	(3)
GLM	01/2026		562		174	0	(3)
	01/2026		$1,132	CAD	1,544	0	(7)
	01/2026		1,390	CHF	1,114	18	0
	01/2026		1,323	CNH	9,328	15	0
	01/2026		3,607	PLN	13,179	64	0
	01/2026		1,898	SGD	2,451	10	0
	01/2026	ZAR	33,371		$1,936	0	(77)
	02/2026		$14,632	BRL	80,426	0	(65)
	02/2026		979	MXN	18,157	24	0
	03/2026	BRL	285		$52	0	0
	03/2026		$757	MXN	14,045	19	0
	04/2026	BRL	105,700		$18,637	51	(308)
	04/2026		$1,577	MXN	29,075	22	0
JPM	01/2026	CNH	25,047		$3,556	0	(38)
	01/2026	ILS	9,333		2,866	0	(65)
	01/2026	KRW	9,423,269		6,505	17	(48)
	01/2026	NZD	1,761		1,022	8	0
	01/2026	PLN	19,611		5,341	0	(121)
	01/2026		$1,612	CNH	11,326	13	0
	01/2026		94	MXN	1,744	3	0
	01/2026		2,600	PLN	9,603	74	0
	01/2026	ZAR	12,232		$713	0	(25)
	02/2026		$3,550	KRW	5,086,687	0	(22)
	02/2026		1,718	MXN	31,858	43	0
	03/2026		1,021		18,709	12	0
	03/2026		1,195	TWD	37,302	0	(10)
	04/2026	BRL	123,500		$20,952	0	(1,123)
	04/2026		$586	MXN	10,803	8	0
	06/2026	ZAR	35,100		$1,981	0	(114)
	11/2026		19,243		1,098	0	(37)
MBC	01/2026	CAD	16,807		11,942	0	(310)
	01/2026	CHF	382		481	0	(2)

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2025 (Unaudited)

01/2026	GBP	686	922	0	(3)
01/2026	JPY	256,000	1,649	13	0
01/2026	NZD	1,192	689	2	0
01/2026	SGD	54,435	41,953	0	(422)
01/2026	$1,340	AUD	2,009	1	0
01/2026	210	INR	19,028	1	0
01/2026	102	JPY	15,958	0	(1)
01/2026	6,621	NZD	11,500	2	0
01/2026	67	THB	2,165	2	0
01/2026	208	TWD	6,553	1	0
02/2026	450	MXN	8,331	10	0
03/2026	425	7,823	7	0
04/2026	472	8,713	7	0
05/2026	ZAR	33,076	$1,902	0	(77)
MYI	01/2026	MXN	13,796	762	0	(2)
01/2026	$248	CNH	1,744	3	0
01/2026	8	JPY	1,273	0	0
02/2026	ILS	3,349	$1,040	0	(12)
NGF	01/2026	$3,510	KRW	5,142,105	56	0
RYL	03/2026	17	TWD	525	0	0
SCX	01/2026	CNH	11,997	$1,703	0	(19)
01/2026	INR	9,099	100	0	(1)
01/2026	JPY	61,000	390	1	0
01/2026	$822	IDR	13,738,845	1	0
01/2026	1,454	JPY	226,054	0	(9)
01/2026	1,060	TWD	33,133	0	(5)
SOG	01/2026	EUR	57,275	$66,310	0	(1,028)
01/2026	$5,407	JPY	845,634	0	(4)
02/2026	450	MXN	8,336	10	0
03/2026	MXN	284	$15	0	(1)
03/2026	$5,569	MXN	104,372	186	0
SSB	01/2026	INR	61,188	$678	0	(1)
UAG	01/2026	CHF	1,435	1,791	0	(21)
01/2026	PLN	3,521	968	0	(13)
01/2026	$3,389	PLN	12,349	51	0
01/2026	ZAR	63,398	$3,645	0	(178)
02/2026	$425	MXN	7,884	11	0

Total Forward Foreign Currency Contracts	$1,521	$(6,850)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC USD versus KRW	KRW	1,419.000	02/12/2026	13,700	$77	$79

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.250%	12/09/2026	6,000	$3	$1
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.500	02/13/2026	1,114,500	742	17
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	573,000	598	388
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.250	12/09/2026	674,000	307	177
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	44,400	44	30
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	462,800	492	313

$2,186	$926

Total Purchased Options	$2,263	$1,005

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC USD versus KRW	KRW	1,383.000	02/12/2026	13,700	$(24)	$(22)

Total Written Options	$(24)	$(22)

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2025 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	South Korea Government International Bonds	(1.000)%	Quarterly	12/20/2030	0.220%	$6,600	$(259)	$21	$0	$(238)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	15,100	$3,417	$142	$3,559	$0
BPS	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	19,540	4,489	116	4,605	0
CBK	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	4,621	1,051	38	1,089	0
JPM	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	28,860	6,601	201	6,802	0
MYC	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	220	51	1	52	0

$15,609	$498	$16,107	$0

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Receive	S&P 500 Total Return Index	567	4.230% (SOFR plus a specified spread)	Monthly	02/04/2026	$8,630	$0	$(33)	$0	$(33)
CIB	Receive	S&P 500 Total Return Index	7,511	4.360% (FEDL01 plus a specified spread)	Monthly	01/07/2026	114,321	0	(451)	0	(451)
Receive	S&P 500 Total Return Index	473	4.320% (FEDL01 plus a specified spread)	Monthly	02/18/2026	7,199	0	(28)	0	(28)
Receive	S&P 500 Total Return Index	25,632	4.310% (SOFR plus a specified spread)	Maturity	08/12/2026	354,982	0	27,170	27,170	0
FAR	Receive	S&P 500 Total Return Index	4,943	4.280% (SOFR less a specified spread)	Maturity	01/21/2026	75,424	0	(261)	0	(261)
Receive	S&P 500 Total Return Index	16,931	4.280% (SOFR less a specified spread)	Maturity	01/29/2026	259,944	0	(2,340)	0	(2,340)
GST	Receive	S&P 500 Total Return Index	26,396	4.660% (SOFR plus a specified spread)	Monthly	01/07/2026	401,759	0	(1,693)	0	(1,693)
JPM	Receive	S&P 500 Total Return Index	6,036	4.280% (SOFR less a specified spread)	Monthly	01/21/2026	91,871	0	(100)	0	(100)
Receive	S&P 500 Total Return Index	7,301	4.290% (SOFR less a specified spread)	Maturity	01/29/2026	112,093	0	(1,009)	0	(1,009)
RBC	Receive	S&P 500 Total Return Index	4,187	4.320% (SOFR plus a specified spread)	Monthly	01/07/2026	63,728	0	(249)	0	(249)
Receive	S&P 500 Total Return Index	3,331	4.230% (SOFR plus a specified spread)	Monthly	01/16/2026	50,699	0	(194)	0	(194)
Receive	S&P 500 Total Return Index	1,874	4.250% (SOFR plus a specified spread)	Monthly	04/08/2026	27,153	0	(105)	0	(105)
Receive	S&P 500 Total Return Index	343	4.330% (SOFR plus a specified spread)	Monthly	04/15/2026	5,221	0	(20)	0	(20)
Receive	S&P 500 Total Return Index	688	4.325% (SOFR plus a specified spread)	Monthly	05/06/2026	10,472	0	(41)	0	(41)
Receive	S&P 500 Total Return Index	688	4.310% (SOFR plus a specified spread)	Monthly	08/05/2026	10,472	0	(41)	0	(41)
TOR	Receive	S&P 500 Total Return Index	27,600	4.280% (SOFR less a specified spread)	Maturity	01/29/2026	423,747	0	(3,815)	0	(3,815)

$0	$16,790	$27,170	$(10,380)

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2025 (Unaudited)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(7)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	Microsoft Corp.	0	4.550% (SOFR less a specified spread)	Monthly	01/09/2026	$125,742	$0	$527	$527	$0
	Pay	Nvidia Corp.	0	4.450% (SOFR less a specified spread)	Monthly	01/20/2026	7,538	0	(672)	0	(672)
GST	Pay	Broadcom, Inc.	0	4.830% (SOFR plus a specified spread)	Monthly	01/16/2026	60,410	0	(836)	0	(836)
	Pay	Nvidia Corp.	0	4.760% (SOFR less a specified spread)	Monthly	01/16/2026	4,476	0	22	22	0
JPM	Pay	Amazon.com, Inc.	0	4.570% (SOFR plus a specified spread)	Monthly	04/10/2026	69,534	0	482	482	0
	Pay	Meta Platforms, Inc.	0	4.570% (SOFR less a specified spread)	Monthly	04/10/2026	60,592	0	(808)	0	(808)
RBC	Pay	Alphabet, Inc.,	0	4.750% (SOFR less a specified spread)	Monthly	01/05/2026	19,207	0	461	461	0

								$0	$(824)	$1,492	$(2,316)

Total Swap Agreement								$15,350	$16,485	$44,769	$(12,934)

(l)

Securities with an aggregate market value of $4,493 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)						Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Loan Participations and Assignments						$0	$4,102	$0		$4,102
Corporate Bonds & Notes
Banking & Finance						0	225,746	0		225,746
Industrials						0	112,411	0		112,411
Utilities						0	20,482	0		20,482
U.S. Government Agencies						0	1,183,664	0		1,183,664
U.S. Treasury Obligations						0	47,197	0		47,197
Non-Agency Mortgage-Backed Securities						0	166,611	13,948		180,559
Asset-Backed Securities
Automobile ABS Other						0	22,134	0		22,134
Automobile Sequential						0	95,262	0		95,262
CMBS Other						0	15,817	0		15,817
Home Equity Other						0	42,035	0		42,035
Whole Loan Collateral						0	19,142	0		19,142
Other ABS						0	321,053	0		321,053
Sovereign Issues						0	112,348	0		112,348
Common Stocks
Communication Services						80,349	0	0		80,349

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	December 31, 2025 (Unaudited)

Consumer Discretionary	69,246	0	0	69,246
Information Technology	199,701	0	0	199,701
Exchange-Traded Funds	301,422	0	0	301,422
Short-Term Instruments
Commercial Paper	0	95,371	0	95,371
Repurchase Agreements	0	198,500	0	198,500
Short-Term Notes	0	1,288	0	1,288
South Africa Treasury Bills	0	5,815	0	5,815
U.S. Treasury Bills	0	7,401	0	7,401

	$650,718	$2,696,379	$13,948	$3,361,045
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$13	$0	$0	$13

Total Investments	$650,731	$2,696,379	$13,948	$3,361,058

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(108,192)	$0	$(108,192)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	128	1,740	0	1,868
Over the counter	0	47,295	0	47,295

	$128	$49,035	$0	$49,163
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,058)	(763)	0	(2,821)
Over the counter	0	(19,806)	0	(19,806)

	$(2,058)	$(20,569)	$0	$(22,627)

Total Financial Derivative Instruments	$(1,930)	$28,466	$0	$26,536

Totals	$648,801	$2,616,653	$13,948	$3,279,402

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 160.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Bank of Industry Ltd. 3.754% - 9.719% (EUR003M + 1.700%) due 08/23/2027 ~	EUR	4,400	$5,157
Panama Government International Bonds 4.546% - 9.606% (EUR006M + 2.450%) due 04/01/2027 «~		2,900	3,442
Project Nova 7.080% - 7.284% due 08/31/2026 «~		$700	700

Total Loan Participations and Assignments (Cost $8,436)			9,299

CORPORATE BONDS & NOTES 3.1%
BANKING & FINANCE 2.0%
ARES Strategic Income Fund 5.450% due 09/09/2028		8,600	8,678
Athene Global Funding 5.033% due 07/17/2030		13,000	13,105
Bank of Nova Scotia 5.450% due 08/01/2029		6,200	6,463
Barclays PLC 7.437% due 11/02/2033 •		4,400	5,033
Blue Ridge Re Ltd. 7.080% (FHMMUSTF + 3.500%) due 01/08/2029 ~		250	250
Credicorp Capital Sociedad Titulizadora SA 9.700% due 03/05/2045	PEN	2,300	725
Credit Suisse AG AT1 Claim		$11,100	3,275
F&G Global Funding 5.875% due 01/16/2030		600	623
Ford Motor Credit Co. LLC
2.900% due 02/16/2028		200	193
3.815% due 11/02/2027		200	197
4.125% due 08/17/2027		600	595
4.271% due 01/09/2027		200	199
4.542% due 08/01/2026		400	400
5.800% due 03/05/2027		1,800	1,823
5.800% due 03/08/2029		1,300	1,329
GLP Capital LP/GLP Financing II, Inc. 5.625% due 09/15/2034		600	609
Goldman Sachs Group, Inc.
5.016% due 10/23/2035 •		2,100	2,112
5.330% due 07/23/2035 •		1,700	1,747
HPS Corporate Lending Fund 5.950% due 04/14/2032		2,000	2,030
HSBC Holdings PLC 2.848% due 06/04/2031 •		600	561
JPMorgan Chase & Co. 4.946% due 10/22/2035 •		1,900	1,919
Kona Spc Ltd. 5.718% due 09/15/2026 «•	EUR	1,500	1,769
Luca RE Ltd. 10.910% (JMMMUSTF + 7.250%) due 07/22/2031 ~		$400	413
Morgan Stanley 5.320% due 07/19/2035 •		400	412
National Health Investors, Inc. 5.350% due 02/01/2033		200	200
Nomura Holdings, Inc. 2.679% due 07/16/2030		1,900	1,759
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (c)		3,990	3,081
Polestar Re Ltd. 10.542% (T-BILL 3MO + 7.000%) due 01/08/2029 ~		250	250
SBA Tower Trust 1.840% due 04/15/2027		2,000	1,938
Stellantis Finance U.S., Inc. 2.691% due 09/15/2031		4,600	4,035
Sumitomo Mitsui Financial Group, Inc. 5.558% due 07/09/2034		1,100	1,159
VICI Properties LP
5.125% due 11/15/2031		1,000	1,014
5.625% due 04/01/2035		1,000	1,022
5.750% due 04/01/2034		200	207

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

Vitality Re XVI Ltd. 7.370% (MSMMUSTF + 3.750%) due 01/08/2030 ~	250	251

		69,376

INDUSTRIALS 0.9%
Bayer U.S. Finance LLC
6.250% due 01/21/2029	200	210
6.375% due 11/21/2030	400	428
6.500% due 11/21/2033	200	217
Beignet Investor LLC 6.581% due 05/30/2049	15,500	16,390
DAE Funding LLC 3.375% due 03/20/2028	1,100	1,072
Hyatt Hotels Corp. 5.750% due 03/30/2032	100	105
Mars, Inc. 5.200% due 03/01/2035	900	925
NTT Finance Corp. 4.876% due 07/16/2030	400	407
Petroleos del Peru SA 5.625% due 06/19/2047	4,700	2,993
Petroleos Mexicanos 6.350% due 02/12/2048	2,200	1,728
United Airlines Pass-Through Trust 5.450% due 08/15/2038	966	996
Viper Energy Partners LLC 5.700% due 08/01/2035	2,360	2,410
Volkswagen Group of America Finance LLC 5.050% due 03/27/2028	2,200	2,235

		30,116

UTILITIES 0.2%
Pacific Gas & Electric Co.
3.000% due 06/15/2028	1,000	970
6.150% due 03/01/2055	800	795
Southern California Edison Co.
4.650% due 10/01/2043	2,000	1,705
5.150% due 06/01/2029	3,600	3,680

		7,150

Total Corporate Bonds & Notes (Cost $101,392)		106,642

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.0%
California State Public Works Board Revenue Bonds, (BABs), Series 2010 7.804% due 03/01/2035	1,265	1,414
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.000% due 06/01/2046	560	508

		1,922

ILLINOIS 0.1%
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035	2,500	2,724

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039	95	104

Total Municipal Bonds & Notes (Cost $4,471)		4,750

U.S. GOVERNMENT AGENCIES 97.7%
Federal Home Loan Mortgage Corp.
4.000% due 01/01/2048 - 05/01/2049	4,594	4,409
4.500% due 06/01/2052	14	14
5.000% due 02/01/2053 - 09/01/2055	22,035	22,033
5.500% due 07/01/2054 - 09/01/2055	211,908	215,941
6.000% due 10/01/2055	3,084	3,180
6.090% due 09/01/2035 •	6	6
6.500% due 11/01/2053 - 03/01/2055	48,537	51,299
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 2.903% due 07/25/2054 ~	9,291	9,044
Federal Home Loan Mortgage Corp. REMICS
4.498% due 11/15/2043 •	507	503
4.774% due 10/25/2055 •	5,388	5,410
4.814% due 11/25/2054 •	10,219	10,263
4.824% due 09/25/2055 •	23,906	24,110
4.974% due 07/25/2055 - 09/25/2055 •	30,358	30,527
5.024% due 11/25/2054 - 09/25/2055 •	14,796	14,881

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

5.074% due 02/25/2055 - 08/25/2055 •	44,368	44,579
5.174% due 11/25/2054 •	2,361	2,375
5.224% due 12/25/2054 •	969	977
5.274% due 02/25/2055 •	35	36
5.304% due 10/25/2054 •	400	404
5.324% due 02/25/2055 •	168	169
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
5.229% due 10/25/2044 •	12	11
5.429% due 07/25/2044 •	55	54
Federal National Mortgage Association
3.000% due 12/01/2026 - 12/01/2032	4,526	4,402
3.500% due 04/01/2048	1,364	1,283
4.000% due 10/01/2030 - 01/01/2049	5,666	5,478
4.065% due 11/01/2030	39,074	38,938
4.202% due 10/01/2029 ~	13,952	14,063
4.300% due 12/01/2029 - 12/01/2032	122,771	122,551
4.440% due 10/01/2032	5,044	5,060
4.460% due 10/01/2030	7,425	7,485
4.500% due 02/01/2051 - 09/01/2053	6,200	6,084
4.580% due 06/01/2030	9,895	10,088
4.620% due 08/01/2030	7,932	8,091
4.705% due 09/01/2031 ~	25,571	26,117
4.710% due 08/01/2030	6,045	6,189
4.720% due 10/01/2028 - 08/01/2030	9,372	9,578
4.770% due 10/01/2028	3,996	4,084
4.860% due 08/01/2030	4,388	4,509
4.910% due 10/01/2035	2,244	2,297
4.930% due 06/01/2029	6,254	6,437
4.960% due 10/01/2035	1,018	1,045
5.000% due 09/01/2039 - 06/01/2055	23,441	23,426
5.300% due 11/01/2030	12,480	13,068
5.500% due 09/01/2027 - 11/01/2054	26,932	27,618
5.820% due 08/01/2035 •	55	56
6.000% due 11/01/2053	3,475	3,628
6.159% due 09/01/2031 - 10/01/2035 •	26	26
6.209% due 07/01/2035 •	4	5
6.300% due 10/01/2035 •	13	13
6.346% due 11/01/2034 •	15	15
6.393% due 02/01/2034 •	3	3
6.500% due 12/01/2053 - 11/01/2054	75,394	79,467
6.675% due 02/01/2035 •	8	9
Federal National Mortgage Association REMICS
4.177% due 03/25/2036 •	24	23
4.774% due 09/25/2055 •	12,147	12,194
4.824% due 11/25/2054 •	7,145	7,154
4.974% due 07/25/2055 - 10/25/2055 •	10,084	10,125
5.024% due 10/25/2054 - 09/25/2055 •	36,454	36,614
5.074% due 04/25/2055 - 08/25/2055 •	19,905	19,997
5.174% due 07/25/2054 •	232	234
5.274% due 12/25/2054 •	447	451
5.374% due 02/25/2055 •	282	285
Federal National Mortgage Association Trust 4.536% due 09/25/2042 •	50	49
Government National Mortgage Association
3.500% due 02/15/2045 - 03/15/2045	1,265	1,181
4.000% due 06/20/2054 - 09/20/2055	12,413	11,735
6.000% due 02/20/2055	258	263
Government National Mortgage Association REMICS
4.634% due 08/20/2062 •	104	104
4.768% due 09/20/2055 •	22,366	22,392
5.068% due 09/20/2054 - 07/20/2055 •	17,361	17,444
5.088% due 09/20/2055 •	15,141	15,206
5.118% due 11/20/2054 - 02/20/2055 •	5,738	5,754
5.148% due 09/20/2055 •	72	72
5.218% due 08/20/2055 •	135	136
Government National Mortgage Association, TBA
3.500% due 02/01/2056	110,200	100,291
4.000% due 01/01/2056 - 02/01/2056	101,230	95,609
4.500% due 02/01/2056	49,740	48,421
5.000% due 01/01/2056 - 02/01/2056	96,130	95,850
5.500% due 02/01/2056	47,610	48,042
6.000% due 02/01/2056	46,990	47,858
U.S. International Development Finance Corp. 4.140% due 05/15/2030	447	447
Uniform Mortgage-Backed Security, TBA
4.000% due 02/01/2056	96,880	91,846
4.500% due 02/01/2056	114,960	112,136
5.000% due 02/01/2056	227,895	227,067
6.000% due 02/01/2056 - 03/01/2056	682,550	700,528

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

6.500% due 02/01/2056 - 03/01/2056		719,900	748,640

Total U.S. Government Agencies (Cost $3,336,109)			3,349,486

U.S. TREASURY OBLIGATIONS 2.2%
U.S. Treasury Bonds
3.000% due 08/15/2048 (h)		874	648
4.625% due 05/15/2044 (f)(h)		32,400	31,821
4.875% due 08/15/2045		922	931
U.S. Treasury Notes
3.875% due 07/31/2030 (f)(h)		41,600	41,914
4.250% due 08/15/2035 (h)		1,539	1,550

Total U.S. Treasury Obligations (Cost $77,476)			76,864

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.5%
American Home Mortgage Assets Trust
4.036% due 05/25/2046 •		245	221
4.056% due 10/25/2046 •		133	67
Angel Oak Mortgage Trust
4.800% due 11/26/2068 þ		4,709	4,703
5.985% due 01/25/2069 þ		2,121	2,141
ATLX Trust 3.850% due 04/25/2064 þ		3,628	3,551
Avon Finance 4.642% due 12/28/2049 •	GBP	5,395	7,281
Banc of America Funding Trust
4.228% due 10/20/2036 •		$153	120
4.787% due 01/20/2047 ~		7	6
Bear Stearns ALT-A Trust
4.084% due 08/25/2036 ~		297	196
5.075% due 07/25/2035 ~		1,404	818
5.406% due 05/25/2035 ~		20	19
Benchmark Mortgage Trust 5.439% due 08/15/2058 ~		6,300	6,552
BINOM Securitization Trust
3.000% due 02/25/2061 ~		1,908	1,796
4.441% due 08/25/2057 ~		4,334	4,253
Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~		4,916	4,454
3.250% due 09/25/2063 ~		4,295	3,882
3.250% due 03/25/2064 ~		3,973	3,564
5.124% due 05/25/2055 •		3,294	3,303
CHL Mortgage Pass-Through Trust
4.426% due 04/25/2035 •		29	28
4.486% due 03/25/2035 •		20	19
CIM Trust
4.750% due 06/25/2064 ~		2,562	2,551
5.500% due 08/25/2064 ~		7,463	7,549
Citigroup Mortgage Loan Trust, Inc.
4.166% due 01/25/2037 •		2,299	2,037
4.457% due 09/25/2037 ~		1,215	1,143
5.224% due 07/25/2054 •		1,928	1,938
COLT Mortgage Loan Trust 6.393% due 06/25/2069 þ		2,532	2,567
Countrywide Alternative Loan Trust
3.184% due 06/25/2037 ~		158	131
4.266% due 05/25/2036 •		475	453
4.268% due 03/20/2046 •		340	323
4.268% due 07/20/2046 •		174	151
4.396% due 05/25/2035 •		705	527
6.079% due 10/20/2035 •		129	93
Credit Suisse First Boston Mortgage Securities Corp. 5.642% due 06/25/2033 ~		9	9
Cross Mortgage Trust 6.093% due 04/25/2069 þ		1,980	2,001
CSMC Trust
2.000% due 01/25/2060 ~		5,473	4,892
3.904% due 04/25/2062 ~		1,420	1,369
4.215% due 07/27/2061 ~		2,711	2,702
CSMC Trust Capital Certificates 4.146% due 01/27/2037 •		628	421
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust 4.346% due 02/25/2035 •		112	111
DSLA Mortgage Loan Trust
4.366% due 08/19/2045 •		94	85
5.015% due 07/19/2044 ~		7	6
First Horizon Alternative Mortgage Securities Trust 4.636% due 03/25/2035 ~		26	14
GCAT Trust 6.085% due 06/25/2059 þ		1,775	1,795
Government National Mortgage Association REMICS 4.698% due 10/20/2075 •		7,581	7,615

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

GreenPoint Mortgage Funding Trust 4.206% due 01/25/2037 •		3,561	3,337
GSMSC Pass-Through Trust 4.519% due 12/26/2036 •		1,987	1,460
GSR Mortgage Loan Trust 4.951% due 09/25/2035 ~		8	8
HarborView Mortgage Loan Trust
4.066% due 07/19/2047 •		3,965	3,851
4.326% due 12/19/2036 •		3,596	3,485
HomeBanc Mortgage Trust 4.702% due 04/25/2037 ~		187	169
IndyMac IMSC Mortgage Loan Trust 3.996% due 03/25/2047 •		10,600	6,806
IndyMac INDX Mortgage Loan Trust
4.146% due 06/25/2037 •		147	48
4.266% due 05/25/2046 •		324	301
4.373% due 12/25/2034 ~		4	4
4.626% due 05/25/2034 •		2	2
JP Morgan Alternative Loan Trust 6.000% due 12/27/2036		1,723	819
JP Morgan Chase Commercial Mortgage Securities Trust 5.248% due 12/15/2031 •		910	908
JP Morgan Mortgage Trust
5.555% due 02/25/2035 ~		4	4
6.000% due 01/25/2036		250	115
Lehman XS Trust 4.246% due 09/25/2046 •		4,680	4,659
Lugo Funding DAC 3.059% due 05/26/2066 •	EUR	7,127	8,388
MASTR Adjustable Rate Mortgages Trust 4.829% due 12/25/2046 •		$4,894	4,117
Merrill Lynch Alternative Note Asset Trust 4.226% due 07/25/2047 •		1,814	1,630
Merrion Square Residential DAC 3.003% due 03/24/2081 •	EUR	8,141	9,581
MFA Trust
1.131% due 07/25/2060 ~		$3,071	2,835
4.400% due 03/25/2068 þ		2,946	2,928
Mill City Mortgage Loan Trust 2.750% due 08/25/2059 ~		906	885
Morgan Stanley Residential Mortgage Loan Trust 4.000% due 06/25/2064 þ		878	861
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		2,107	2,045
6.864% due 10/25/2063 þ		5,488	5,553
NYMT Loan Trust 3.750% due 11/25/2069 ~		3,620	3,500
OBX Trust
3.695% due 04/25/2053 ~		4,240	4,208
5.441% due 05/25/2065 ~		5,647	5,701
5.949% due 02/25/2063 þ		2,724	2,726
6.030% due 01/25/2064 þ		2,630	2,666
6.113% due 03/25/2063 þ		1,909	1,913
6.233% due 05/25/2064 þ		1,667	1,688
6.567% due 06/25/2063 þ		2,033	2,045
PRET Trust 3.900% due 10/25/2063 ~		622	604
PRKCM Trust
6.333% due 03/25/2059 þ		1,783	1,802
6.431% due 05/25/2059 þ		2,229	2,258
Project Cashmere
4.543% due 12/30/2057 «(a)	AUD	55,700	37,171
5.713% due 12/30/2057 «(a)		1,900	1,268
5.863% due 12/30/2057 «(a)		1,300	868
6.163% due 12/30/2057 «(a)		700	467
6.563% due 12/30/2057 «(a)		500	334
PRPM LLC
4.000% due 11/25/2054 þ		$1,661	1,631
4.200% due 12/25/2064 þ		2,024	2,004
4.500% due 02/25/2055 þ		2,535	2,526
RALI Trust
4.080% due 11/25/2037 ~		3,629	3,031
4.146% due 02/25/2047 •		5,263	4,896
4.166% due 01/25/2037 •		3,028	2,772
4.186% due 01/25/2037 •		1,740	1,553
4.216% due 12/25/2036 •		47	42
5.000% due 09/25/2036		100	77
6.000% due 03/25/2037		1,136	983
6.513% due 09/25/2034 ~		1,008	1,012
RCKT Mortgage Trust 5.472% due 06/25/2055 þ		5,865	5,926
Residential Asset Securitization Trust
4.196% due 10/25/2048 •		3	3
5.500% due 09/25/2035		2,543	1,069

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

Sequoia Mortgage Trust 4.507% due 11/25/2063 ~	5,248	5,266
Structured Adjustable Rate Mortgage Loan Trust 5.429% due 01/25/2035 •	38	36
Structured Asset Mortgage Investments II Trust
3.966% due 08/25/2036 •	3,631	3,264
4.226% due 07/25/2046 •	1,246	1,015
4.286% due 05/25/2036 •	53	44
4.286% due 05/25/2046 •	313	111
4.346% due 07/19/2035 •	14	13
4.406% due 02/25/2036 •	71	60
6.226% due 02/25/2036 •	294	254
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 6.253% due 06/25/2033 ~	2	2
Towd Point Mortgage Trust 4.846% due 10/25/2059 •	802	803
Verus Securitization Trust
5.218% due 09/25/2069 ~	1,602	1,605
5.417% due 07/25/2070 þ	6,325	6,383
5.811% due 05/25/2068 þ	773	774
6.116% due 03/25/2069 þ	5,734	5,797
6.192% due 06/25/2069 þ	2,555	2,588
6.218% due 06/25/2069 þ	1,028	1,042
6.665% due 09/25/2068 þ	2,897	2,923
WaMu Mortgage Pass-Through Certificates Trust
4.426% due 10/25/2045 •	211	205
4.426% due 12/25/2045 •	4,699	4,337
4.466% due 01/25/2045 •	8	8
4.486% due 01/25/2045 •	14	13
5.029% due 02/25/2046 •	3,147	2,918
Washington Mutual Mortgage Pass-Through Certificates Trust
4.859% due 11/25/2046 •	1,628	1,467
4.879% due 10/25/2046 •	2,612	2,323

Total Non-Agency Mortgage-Backed Securities (Cost $288,270)		292,251

ASSET-BACKED SECURITIES 18.3%
AUTOMOBILE ABS OTHER 0.3%
Carvana Auto Receivables Trust
3.160% due 06/12/2028	6,513	6,349
5.050% due 05/12/2031	4,363	4,418

		10,767

AUTOMOBILE SEQUENTIAL 0.9%
Avis Budget Rental Car Funding AESOP LLC 5.900% due 08/21/2028	4,300	4,406
Bayview Opportunity Master Fund VII Trust 5.660% due 03/15/2028	635	637
BofA Auto Trust 5.350% due 11/15/2028	420	424
FHF Issuer Trust 4.940% due 11/15/2030	1,292	1,290
FHF Trust 6.570% due 06/15/2028	981	986
Foursight Capital Automobile Receivables Trust 5.990% due 05/15/2028	573	575
GLS Auto Select Receivables Trust
5.240% due 03/15/2030	223	224
5.960% due 10/16/2028	2,170	2,188
Hertz Vehicle Financing III LLC
5.440% due 01/25/2029	12,400	12,671
5.490% due 06/25/2027	1,500	1,505
Research-Driven Pagaya Motor Asset Trust IV 2.650% due 03/25/2030	383	379
Research-Driven Pagaya Motor Asset Trust V 5.320% due 09/25/2030	363	365
Santander Drive Auto Receivables Trust
5.630% due 01/16/2029	3,031	3,043
5.930% due 07/17/2028	879	882
SFS Auto Receivables Securitization Trust 4.950% due 05/21/2029	370	373
Westlake Automobile Receivables Trust 5.440% due 05/17/2027	195	196

		30,144

CMBS OTHER 1.0%
AREIT Trust
5.978% due 06/17/2039 •	4,960	4,962
6.530% due 06/17/2039 •	7,461	7,475

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

KREF Ltd. 5.181% due 02/17/2039 •	1,248	1,250
LoanCore Issuer Ltd. 5.493% due 01/17/2037 •	289	289
M360 Ltd. 6.098% due 11/22/2038 •	293	288
MF1 LLC 5.468% due 03/19/2039 •	1,000	1,003
MF1 Ltd. 5.481% due 02/19/2037 •	7,000	7,005
Starwood Ltd. 5.784% due 11/15/2038 •	10,800	10,834

		33,106

HOME EQUITY OTHER 5.6%
Aames Mortgage Investment Trust 5.871% due 01/25/2035 •	167	166
ACE Securities Corp. Home Equity Loan Trust
4.166% due 03/25/2037 •	3,439	1,480
4.326% due 12/25/2036 •	9,558	5,090
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 4.551% due 10/25/2035 •	5,684	5,491
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 4.971% due 11/25/2034 •	2,887	2,829
Argent Mortgage Loan Trust 4.326% due 05/25/2035 •	1,560	1,432
Asset-Backed Securities Corp. Home Equity Loan Trust 4.941% due 02/25/2035 •	239	245
Bear Stearns Asset-Backed Securities Trust 4.521% due 08/25/2036 •	11	11
Countrywide Asset-Backed Certificates 4.126% due 03/25/2037 •	1,601	1,504
Countrywide Asset-Backed Certificates Trust
4.046% due 06/25/2047 •	1,875	1,691
4.096% due 06/25/2047 •	1,249	1,222
4.126% due 06/25/2035 •	2,366	2,191
4.206% due 11/25/2047 •	893	857
4.266% due 05/25/2047 •	2,811	2,688
4.286% due 09/25/2037 •	332	355
4.881% due 12/25/2035 •	4,655	4,598
Fremont Home Loan Trust
4.116% due 10/25/2036 •	1,590	1,472
4.506% due 01/25/2036 •	122	118
GE-WMC Mortgage Securities Trust 3.926% due 08/25/2036 •	5	2
GSAA Trust 4.911% due 06/25/2035 •	952	952
GSAMP Trust
4.026% due 11/25/2035 •	43	3
4.326% due 03/25/2046 •	186	185
4.346% due 05/25/2046 •	6,942	6,738
5.646% due 06/25/2035 •	5,574	5,443
Home Equity Loan Trust 4.186% due 04/25/2037 •	10,740	9,719
HSI Asset Securitization Corp. Trust
3.986% due 12/25/2036 •	7,415	6,502
4.046% due 07/25/2036 •	3,556	1,520
4.311% due 03/25/2036 •	10,708	9,817
JP Morgan Mortgage Acquisition Trust
3.881% due 07/25/2036 •	7,512	7,278
4.251% due 05/25/2036 •	550	556
Long Beach Mortgage Loan Trust
4.186% due 12/25/2036 •	8,444	2,908
4.366% due 08/25/2045 •	531	528
4.761% due 08/25/2035 •	1,800	1,674
MASTR Asset-Backed Securities Trust
4.066% due 11/25/2036 •	15,815	4,605
4.596% due 10/25/2035 •	6,872	6,814
Merrill Lynch Mortgage Investors Trust
4.066% due 07/25/2037 •	11,647	4,452
4.066% due 08/25/2037 •	4,195	2,067
Morgan Stanley ABS Capital I, Inc. Trust
3.976% due 10/25/2036 •	568	513
3.976% due 02/25/2037 •	2,147	1,944
4.166% due 09/25/2036 •	811	348
4.416% due 12/25/2035 •	3,684	3,286
4.551% due 12/25/2034 •	604	602
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 4.341% due 03/25/2036 •	3,477	3,294
Option One Mortgage Loan Trust 4.386% due 01/25/2036 •	6,484	6,183
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
4.896% due 10/25/2034 •	397	394

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

5.646% due 09/25/2034 •		3,625	3,551
5.646% due 12/25/2034 •		448	444
6.021% due 09/25/2034 •		15,000	13,967
RCKT Mortgage Trust
6.025% due 02/25/2044 ~		534	539
6.147% due 06/25/2044 þ		1,468	1,486
Renaissance Home Equity Loan Trust 5.612% due 04/25/2037 þ		12,593	3,152
Residential Asset Mortgage Products Trust
4.286% due 12/25/2035 •		425	393
4.536% due 10/25/2035 •		69	69
Residential Asset Securities Corporation Trust
4.116% due 08/25/2036 •		6,679	6,625
4.551% due 11/25/2035 •		3,130	3,078
Securitized Asset-Backed Receivables LLC Trust
2.803% due 01/25/2036 þ		5,793	5,000
4.326% due 07/25/2036 •		5,054	1,929
Soundview Home Loan Trust
4.206% due 02/25/2037 •		590	157
4.311% due 02/25/2036 •		3,152	3,002
4.446% due 01/25/2037 •		10,415	10,212
Structured Asset Investment Loan Trust
4.106% due 07/25/2036 •		782	578
4.776% due 06/25/2035 •		5,879	5,733
4.796% due 08/25/2033 •		3,324	3,286
Structured Asset Securities Corp. Mortgage Loan Trust 4.006% due 03/25/2036 •		215	208
Towd Point Mortgage Trust
6.125% due 02/25/2064 ~		1,090	1,100
6.290% due 05/25/2064 ~		2,895	2,931
WaMu Asset-Backed Certificates WaMu Trust 4.071% due 05/25/2037 •		2,713	2,589

			191,796

HOME EQUITY SEQUENTIAL 0.0%
JP Morgan Mortgage Acquisition Trust 4.106% due 03/25/2037 •		91	90
Structured Asset Securities Corp. Mortgage Loan Trust 4.186% due 12/25/2036 •		5	6

			96

WHOLE LOAN COLLATERAL 0.6%
Bear Stearns Asset-Backed Securities Trust 5.884% due 10/25/2036 ~		79	79
Citigroup Mortgage Loan Trust, Inc. 4.266% due 08/25/2036 •		7,857	7,811
Lehman XS Trust 4.166% due 05/25/2036 •		1,792	1,591
PRET LLC
5.391% due 08/25/2055 þ		2,844	2,854
5.925% due 10/25/2054 þ		5,699	5,707
Securitized Asset-Backed Receivables LLC Trust
4.186% due 08/25/2036 •		557	181
4.506% due 08/25/2035 •		913	712
4.896% due 03/25/2035 •		1,016	1,025

			19,960

OTHER ABS 9.9%
37 Capital CLO 1 Ltd. 5.185% due 10/15/2034 •		3,700	3,707
37 Capital CLO II Ltd. 5.195% due 07/15/2034 •		1,500	1,503
ACHV ABS Trust 5.040% due 04/26/2032		464	466
AlbaCore EURO CLO I DAC 3.084% due 10/18/2034 •	EUR	8,400	9,885
AlbaCore Euro CLO IV DAC 2.999% due 07/15/2035 •		2,600	3,058
Anchorage Credit Funding 10 Ltd. 3.619% due 04/25/2038		$3,791	3,732
Anchorage Credit Funding 12 Ltd. 3.177% due 10/25/2038		1,200	1,177
Anchorage Credit Funding 13 Ltd. 2.875% due 07/27/2039		800	772
Anchorage Credit Funding 14 Ltd. 3.000% due 01/21/2040		700	673
Anchorage Credit Funding 19 Ltd. 5.036% due 10/25/2040		6,800	6,802
Anchorage Credit Funding 4 Ltd. 2.723% due 04/27/2039		1,100	1,051

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

Anchorage Credit Funding 9 Ltd. 3.793% due 10/25/2037		1,399	1,385
ARES European CLO XII DAC 2.854% due 04/20/2032 •	EUR	3,631	4,271
ARES LXV CLO Ltd. 5.358% due 07/25/2034 •		$1,500	1,506
ARES XXVII CLO Ltd. 5.009% due 10/28/2034 •		5,300	5,302
Atlas Senior Loan Fund XV Ltd. 5.080% due 10/23/2032 •		4,582	4,585
Aurium CLO IV DAC 2.751% due 01/16/2031 •	EUR	6,336	7,451
Avoca Static CLO I DAC 2.996% due 01/15/2035 •		2,023	2,377
Bain Capital Credit CLO Ltd. 5.124% due 07/16/2034 •		$5,200	5,206
Birch Grove CLO Ltd. 5.472% due 07/17/2037 •		13,400	13,457
BlueMountain CLO XXXIV Ltd. 5.034% due 04/20/2035 •		6,400	6,403
BNPP AM Euro CLO DAC 2.835% due 07/22/2032 •	EUR	5,989	7,023
Capital Four U.S. CLO II Ltd. 5.784% due 01/20/2037 •		$8,000	8,059
Carlyle Euro CLO DAC
2.200% due 08/15/2032	EUR	2,000	2,283
2.709% due 01/15/2031 •		1,295	1,522
2.954% due 08/15/2032 •		2,088	2,457
3.221% due 08/15/2038 •		5,800	6,822
Cedar Funding VI CLO Ltd. 4.974% due 04/20/2034 •		$4,700	4,701
College Avenue Student Loans LLC 2.320% due 07/26/2055		3,910	3,582
Crown Point CLO 10 Ltd. 5.846% due 07/20/2034 •		2,150	2,157
CVC Cordatus Loan Fund XXIV DAC 3.266% due 10/23/2034 •	EUR	3,906	4,599
CVC Cordatus Opportunity Loan Fund-R DAC 3.604% due 08/15/2033 •		3,950	4,659
Diameter Capital CLO 6 Ltd. 5.515% due 04/15/2037 •		$5,000	5,026
Gallatin CLO VIII Ltd. 5.816% due 07/15/2031 •		3,100	3,113
Golub Capital Partners CLO 50B-R Ltd.
4.994% due 04/20/2035 •		8,700	8,700
5.284% due 04/20/2035 •		4,400	4,416
5.384% due 04/20/2035 •		9,400	9,413
Griffith Park CLO DAC 2.786% due 11/21/2031 •	EUR	1,156	1,359
Henley CLO VII DAC 3.055% due 04/25/2034 •		3,088	3,632
IFC Emerging Markets Securitization Ltd. 5.454% due 12/31/2035 •		$4,900	4,900
Invesco Euro CLO III DAC 3.184% due 10/30/2038 •	EUR	3,850	4,526
Jamestown CLO XVIII Ltd. 5.128% due 07/25/2035 •		$7,200	7,211
KKR CLO 16 Ltd. 4.988% due 10/20/2034 •		7,800	7,803
KKR CLO 36 Ltd. 5.055% due 10/15/2034 •		6,600	6,602
LCM 31 Ltd. 5.164% due 07/20/2034 •		3,000	3,005
LCM 36 Ltd. 4.975% due 01/15/2034 •		4,000	3,995
Lendmark Funding Trust 1.900% due 11/20/2031		6,326	6,168
Madison Park Euro Funding X DAC 2.805% due 10/25/2030 •	EUR	1,904	2,239
Nelnet Student Loan Trust
4.670% due 06/22/2065		$11,181	11,152
5.268% due 06/22/2065 •		8,505	8,577
6.118% due 02/20/2041 •		510	521
6.640% due 02/20/2041		464	483
Pagaya AI Debt Trust
6.319% due 08/15/2031		622	624
6.660% due 07/15/2031		96	96
Palmer Square European Loan Funding DAC
3.047% due 07/15/2035 •	EUR	3,000	3,526
3.559% due 10/15/2034 •		3,000	3,529
3.764% due 08/15/2033 •		2,000	2,357
3.917% due 07/15/2035 •		2,500	2,938
3.954% due 05/15/2034 •		1,400	1,651

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

Progress Residential Trust 2.013% due 11/17/2040		$2,168	2,042
Providus CLO V DAC 3.314% due 11/15/2039 •	EUR	5,300	6,234
Rockford Tower CLO Ltd. 5.084% due 07/20/2035 •		$6,500	6,506
Romark Credit Funding Ltd. 5.423% due 07/29/2043		7,000	7,044
SLM Private Education Loan Trust 8.615% due 10/15/2041 •		4,006	4,215
SMB Private Education Loan Trust
5.060% due 03/16/2054		2,690	2,726
5.524% due 11/15/2052 •		773	782
5.834% due 05/16/2050 •		1,256	1,275
SoFi Professional Loan Program LLC 2.540% due 05/15/2046		2,074	2,008
Sunbit Asset Securitization Trust 5.360% due 07/15/2030		4,000	4,029
Symphony CLO XXII Ltd. 5.064% due 04/18/2033 •		3,101	3,103
Symphony CLO XXIV Ltd. 5.261% due 10/23/2035 •		4,600	4,599
TCI-Symphony CLO Ltd. 5.723% due 10/13/2032 •		5,000	5,019
TCW CLO AMR Ltd. 5.151% due 08/16/2034 •		4,500	4,503
Tikehau CLO IX DAC 3.224% due 01/20/2037 •	EUR	4,200	4,939
Trinitas CLO VI Ltd. 4.968% due 01/25/2034 •		$6,500	6,503
Trinitas CLO XVII Ltd. 5.034% due 10/20/2034 •		6,200	6,202
Upstart Pass-Through Trust 4.300% due 05/20/2030		287	287
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		181	180
UPX HIL Issuer Trust 5.160% due 01/25/2047		2,604	2,626
Verdelite Static CLO Ltd.
5.014% due 07/20/2032 •		3,476	3,477
5.534% due 07/20/2032 •		6,600	6,593
Voya CLO Ltd. 5.084% due 07/20/2032 •		3,044	3,046
Wise CLO Ltd. 5.684% due 04/20/2038 •		3,120	3,143

			341,276

Total Asset-Backed Securities (Cost $631,650)			627,145

SOVEREIGN ISSUES 10.3%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2026 (c)	BRL	349,300	61,662
Colombia Government International Bonds 8.375% due 11/07/2054		$6,500	6,913
Development Bank of Kazakhstan JSC 18.400% due 10/16/2028	KZT	619,000	1,268
Eagle Funding Luxco SARL 5.500% due 08/17/2030		$16,100	16,419
Ecuador Government International Bonds 0.000% due 07/31/2030 (c)		4,502	3,858
Ivory Coast Government International Bonds 6.625% due 03/22/2048	EUR	5,100	5,432
Japan Government Thirty Year Bonds 2.400% due 03/20/2055	JPY	2,100,000	11,014
Mexico Bonos 8.500% due 03/01/2029	MXN	735,400	41,236
Peru Government Bonds
6.850% due 08/12/2035	PEN	22,900	7,347
7.300% due 08/12/2033		48,900	16,602
7.600% due 08/12/2039		3,300	1,074
Peru Government International Bonds
5.400% due 08/12/2034		54,200	16,092
6.150% due 08/12/2032		220,800	70,890
6.950% due 08/12/2031		7,440	2,461
Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	494,990	25,557
7.000% due 02/28/2031		389,320	23,000
8.000% due 01/31/2030		96,700	5,972
8.250% due 03/31/2032		37,900	2,348
8.500% due 01/31/2037		51,900	3,116
8.875% due 02/28/2035		278,800	17,570
Romania Government International Bonds 6.750% due 07/11/2039	EUR	6,723	8,242

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

Turkiye Government Bonds
38.324% (BISTREFI + 0.000%) due 09/06/2028 ~	TRY	106,900	2,487
39.431% (BISTREFI + 0.000%) due 05/20/2026 ~		1,000	23
39.431% (BISTREFI + 0.000%) due 08/19/2026 ~		800	19
39.431% (BISTREFI + 0.000%) due 05/17/2028 ~		103,000	2,398

Total Sovereign Issues (Cost $325,292)			353,000

		SHARES
EXCHANGE-TRADED FUNDS 9.8%
iShares Core S&P 500 ETF		491,296	336,508

Total Exchange-Traded Funds (Cost $331,813)			336,508

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 10.0%
COMMERCIAL PAPER 0.4%
Crown Castle, Inc.
4.150% due 01/20/2026		$900	898
4.150% due 01/21/2026		900	898
4.150% due 01/22/2026		6,500	6,483
San Diego Gas & Electric Co. 3.940% due 01/20/2026		1,100	1,098
Southern California Edison Co. 4.550% due 01/05/2026		2,700	2,698

			12,075

REPURCHASE AGREEMENTS (d) 8.9%			305,700

U.S. TREASURY BILLS 0.7%
3.672% due 01/20/2026 - 04/21/2026 (b)(c)(f)(h)		23,984	23,770

Total Short-Term Instruments (Cost $341,545)			341,545

Total Investments in Securities (Cost $5,446,454)			5,497,490

		SHARES
INVESTMENTS IN AFFILIATES 11.3%
SHORT-TERM INSTRUMENTS 11.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.3%
PIMCO Short Asset Portfolio		17,451,388	171,320
PIMCO Short-Term Floating NAV Portfolio III		22,327,949	217,497

Total Short-Term Instruments (Cost $388,517)			388,817

Total Investments in Affiliates (Cost $388,517)			388,817

Total Investments 171.6% (Cost $5,834,971)			$5,886,307
Financial Derivative Instruments (e)(g) 3.0%(Cost or Premiums, net $117,411)			104,116
Other Assets and Liabilities, net (74.6)%			(2,560,358)

Net Assets 100.0%			$3,430,065

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								When-issued security.
(b)								Coupon represents a weighted average yield to maturity.
(c)								Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	3.790%	01/02/2026	01/05/2026	$140,200	U.S. Treasury Notes 3.500% due 11/30/2030			$(142,994)	$140,200	$140,200
	3.870	12/31/2025	01/02/2026	139,200	U.S. Treasury Notes 3.875% due 07/31/2030			(141,798)	139,200	139,230
SAL	3.870	12/31/2025	01/02/2026	26,300	U.S. Treasury Bills 0.000% due 10/29/2026			(26,845)	26,300	26,306

Total Repurchase Agreements								$(311,637)	$305,700	$305,736

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (13.0)%
Government National Mortgage Association, TBA						3.000%	02/01/2056	$110,200	$(98,582)	$(98,909)
Uniform Mortgage-Backed Security, TBA						2.000	02/01/2056	71,120	(57,657)	(57,493)
Uniform Mortgage-Backed Security, TBA						2.500	01/01/2056	1,770	(1,503)	(1,496)
Uniform Mortgage-Backed Security, TBA						2.500	02/01/2056	99,000	(83,767)	(83,694)
Uniform Mortgage-Backed Security, TBA						3.000	02/01/2056	8,900	(7,875)	(7,867)
Uniform Mortgage-Backed Security, TBA						3.500	02/01/2056	178,530	(164,499)	(164,506)
Uniform Mortgage-Backed Security, TBA						5.500	02/01/2056	31,765	(32,096)	(32,182)

Total Short Sales (13.0)%									$(445,979)	$(446,147)

(1)								Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(180) at a weighted average interest rate of (0.050%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(e)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description					Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note March Futures					$111.000	02/20/2026	509	$509	$(270)	$(135)
Call - CBOT U.S. Treasury 10-Year Note March Futures					114.000	02/20/2026	509	509	(333)	(100)

Total Written Options									$(603)	$(235)

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

30-Day Federal Fund February Futures	02/2026	781	$313,743	$(106)	$0	$0
30-Day Federal Fund May Futures	05/2026	326	131,171	(244)	0	(14)
Australia Government 10-Year Bond March Futures	03/2026	579	42,304	74	48	0
California Carbon Allowance Vintage December Futures	12/2026	79	2,599	15	7	0
Euro-Bund March Futures	03/2026	1,022	153,219	(2,122)	0	(276)
Euro-Buxl 30-Year Bond March Futures	03/2026	1	129	(2)	0	0
Mini MSCI EAFE Index March Futures	03/2026	1	145	0	0	(1)
U.S. Treasury 2-Year Note March Futures	03/2026	1,779	371,436	(19)	0	(125)
U.S. Treasury 5-Year Note March Futures	03/2026	6,622	723,816	(1,559)	0	(776)
U.S. Treasury 10-Year Note March Futures	03/2026	2,218	249,386	(473)	0	(451)
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	1,189	136,754	(745)	0	(223)

$(5,181)	$55	$(1,866)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Adjusted Interest Rate S&P 500 Total Return January Futures	01/2026	350	$(117,300)	$(398)	$1,018	$0
Adjusted Interest Rate S&P 500 Total Return June Futures	06/2026	352	(118,325)	(1,277)	1,017	0
Adjusted Interest Rate S&P 500 Total Return March Futures	03/2026	180	(60,402)	(584)	526	0
Euro-Oat March Futures	03/2026	1,138	(161,274)	1,674	388	0
Japan Government 10-Year Bond March Futures	03/2026	153	(129,333)	868	283	0
U.S. Treasury Long-Term Bond March Futures	03/2026	666	(76,985)	582	146	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	150	(17,700)	76	56	0

$941	$3,434	$0

Total Futures Contracts	$(4,240)	$3,489	$(1,866)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Bank of America Corp.	1.000%	Quarterly	12/20/2026	0.299%	$8,500	$109	$(49)	$60	$1	$0
General Electric Co.	1.000	Quarterly	12/20/2026	0.064	2,100	24	(5)	19	0	0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.226	1,000	5	(1)	4	0	0

$138	$(55)	$83	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-36 5-Year Index	1.000%	Quarterly	12/20/2026	$2,484	$(92)	$107	$15	$0	$0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	300	(26)	28	2	0	0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028	100	(7)	8	1	0	0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029	200	(8)	9	1	0	0
CDX.EM-44 5-Year Index	1.000	Quarterly	12/20/2030	1,270	(29)	16	(13)	1	0
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028	294	0	20	20	0	0
CDX.HY-41 5-Year Index	5.000	Quarterly	12/20/2028	99	7	1	8	0	0

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

CDX.HY-43 5-Year Index	5.000	Quarterly		12/20/2029		4,600	336	20	356	0	(3)
CDX.HY-44 5-Year Index	5.000	Quarterly		06/20/2030		700	54	3	57	0	0
CDX.HY-45 5-Year Index	5.000	Quarterly		12/20/2030		21,400	1,628	35	1,663	0	(9)
CDX.IG-44 5-Year Index	1.000	Quarterly		06/20/2030		124,300	2,734	92	2,826	1	0
CDX.IG-45 5-Year Index	1.000	Quarterly		12/20/2030		295,840	6,653	136	6,789	4	0

							$11,250	$475	$11,725	$6	$(12)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	251,000	$(1,545)	$2,937	$1,392	$283	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		700	(4)	34	30	1	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		500	(2)	13	11	0	(1)
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035		1,400	(4)	(3)	(7)	2	0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		29,100	(854)	925	71	40	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		14,760	697	(866)	(169)	0	(39)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.500	Annual	12/17/2055	JPY	5,080,000	(68)	(2,167)	(2,235)	0	(127)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		$142,000	(339)	291	(48)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/17/2027		640	(3)	1	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.650	Annual	05/31/2028		19,700	0	(79)	(79)	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		2,500	0	(10)	(10)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028		14,720	0	(77)	(77)	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		500	0	(4)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		56,000	757	(369)	388	42	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.150	Annual	08/25/2028		324,700	(443)	(49)	(492)	0	(125)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		49,600	450	(937)	(487)	61	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		85,820	347	(1,480)	(1,133)	112	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		4,500	(9)	(49)	(58)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030		107,950	5,055	(2,189)	2,866	158	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		41,600	1,087	(73)	1,014	64	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		105,180	(2,088)	798	(1,290)	165	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		248,270	(4,564)	1,308	(3,256)	403	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		44,910	418	(491)	(73)	73	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		36,200	105	(541)	(436)	64	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		26,500	3,096	48	3,144	50	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032		41,772	(768)	399	(369)	81	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032		93,060	(2,121)	1,277	(844)	184	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		109,900	7,184	(1,860)	5,324	227	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		11,600	870	(731)	139	25	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		430	(2)	(3)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		22,540	199	(213)	(14)	51	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		400	(2)	6	4	1	0

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034	1,100	(4)	26	22	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	550	(3)	24	21	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034	1,000	(5)	43	38	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034	760	(3)	30	27	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034	2,800	(11)	40	29	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034	2,100	(8)	31	23	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034	2,700	(12)	26	14	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034	1,300	(6)	19	13	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.865	Annual	11/20/2034	200	(1)	3	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	136,100	(856)	714	(142)	316	0
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034	900	(3)	20	17	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035	2,000	(6)	29	23	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035	2,000	(5)	12	7	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035	1,000	(3)	7	4	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035	1,300	(4)	14	10	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035	2,100	(6)	23	17	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035	2,000	(5)	22	17	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035	2,600	(7)	25	18	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	01/15/2035	800	(2)	14	12	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035	2,500	(7)	53	46	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035	1,400	(4)	37	33	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035	1,200	(3)	34	31	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035	2,000	(5)	55	50	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035	800	(3)	(11)	(14)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035	1,100	(4)	(5)	(9)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035	2,300	(8)	(14)	(22)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035	1,000	(4)	(2)	(6)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035	2,600	(9)	(8)	(17)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035	2,200	(7)	(12)	(19)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035	2,200	(7)	(14)	(21)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035	3,200	(9)	(40)	(49)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035	3,700	(11)	(32)	(43)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035	2,600	(8)	(12)	(20)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035	3,700	(18)	4	(14)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035	327,260	681	439	1,120	779	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035	29,740	(460)	582	122	73	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049	39,940	1,262	1,855	3,117	127	0
Pay	1-Day USD-SOFR Compounded-OIS	4.046	Annual	11/15/2052	23,200	0	(500)	(500)	0	(79)
Pay	1-Day USD-SOFR Compounded-OIS	4.054	Annual	11/15/2052	24,140	0	(492)	(492)	0	(82)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053	29,010	3,456	3,630	7,086	85	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054	101,900	3,155	8,526	11,681	327	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055	88,670	(7,601)	(2,630)	(10,231)	0	(282)

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		24,690	617	1,167	1,784	81	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.110	Annual	08/25/2057		5,900	(4)	(107)	(111)	0	(17)
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	13,500	0	(11)	(11)	0	(2)
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		154,700	2	(132)	(130)	0	(25)
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		26,800	0	(13)	(13)	0	0
Pay	1-Year BRL-CDI	12.975	Maturity	01/02/2029		244,100	0	(145)	(145)	0	(1)
Pay	1-Year BRL-CDI	13.245	Maturity	01/02/2029		262,900	0	(55)	(55)	0	(2)
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		94,500	(1)	(88)	(89)	0	(33)
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		7,500	0	(6)	(6)	0	(2)
Receive(5)	3-Month PLN-WIBOR	4.723	Annual	12/01/2035	PLN	15,140	2	(7)	(5)	0	(1)
Receive(5)	3-Month PLN-WIBOR	4.685	Annual	12/02/2035		2,300	0	0	0	0	0
Receive(5)	3-Month PLN-WIBOR	4.730	Annual	12/31/2035		1,400	0	0	0	0	0
Receive	3-Month ZAR-JIBAR	7.205	Quarterly	02/28/2031	ZAR	312,050	(166)	(300)	(466)	0	(18)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	51,100	(218)	(24)	(242)	0	(33)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		70,800	1,426	(2,376)	(950)	0	(90)
Pay	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	3,100	(2)	(1)	(3)	1	0
Pay(5)	6-Month CZK-PRIBOR	4.523	Annual	12/01/2035		84,290	(3)	12	9	5	0
Pay(5)	6-Month CZK-PRIBOR	4.485	Annual	12/02/2035		12,600	0	1	1	1	0
Pay(5)	6-Month CZK-PRIBOR	4.530	Annual	12/31/2035		7,600	0	1	1	0	0
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030	EUR	2,100	(3)	(5)	(8)	1	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		1,900	(4)	(14)	(18)	1	0
Receive	6-Month EUR-EURIBOR	2.350	Annual	04/29/2030		1,100	(2)	(5)	(7)	1	0
Pay(5)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		7,990	34	(83)	(49)	0	(6)
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		1,100	(5)	(39)	(44)	1	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		1,300	(5)	(35)	(40)	2	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		400	(2)	(15)	(17)	1	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		500	(2)	(20)	(22)	1	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		800	(3)	(20)	(23)	1	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		900	(3)	(18)	(21)	1	0
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		1,200	(5)	(15)	(20)	2	0
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033		20	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		1,000	(3)	(6)	(9)	1	0
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		900	(3)	(1)	(4)	1	0
Receive	6-Month EUR-EURIBOR	2.680	Annual	08/07/2034		600	(2)	9	7	1	0
Receive	6-Month EUR-EURIBOR	2.580	Annual	08/29/2034		1,500	(4)	37	33	2	0
Receive	6-Month EUR-EURIBOR	2.390	Annual	10/01/2034		1,200	(3)	53	50	2	0
Pay	6-Month EUR-EURIBOR	2.380	Annual	12/31/2034		1,100	(3)	(47)	(50)	0	(2)
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		1,300	(3)	(58)	(61)	0	(2)
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		1,200	(3)	39	36	2	0
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		700	(2)	(18)	(20)	0	(1)
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		1,500	(4)	(33)	(37)	0	(2)
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		1,200	(3)	(8)	(11)	0	(2)
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		1,600	(4)	(26)	(30)	0	(2)
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		1,300	(3)	(30)	(33)	0	(2)
Receive	6-Month EUR-EURIBOR	2.510	Annual	04/09/2035		1,400	(5)	33	28	2	0
Receive	6-Month EUR-EURIBOR	2.520	Annual	04/09/2035		1,300	(5)	30	25	2	0

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

Receive	6-Month EUR-EURIBOR	2.550	Annual	04/16/2035	1,400	(5)	28	23	2	0
Receive	6-Month EUR-EURIBOR	2.530	Annual	04/23/2035	1,400	(5)	31	26	2	0
Receive	6-Month EUR-EURIBOR	2.450	Annual	05/05/2035	1,500	(5)	46	41	2	0
Receive	28-Day MXN-TIIE	7.000	Lunar	03/01/2029	MXN	113,760	2	81	83	0	(3)
Receive	28-Day MXN-TIIE	7.011	Lunar	03/01/2029	371,500	0	265	265	0	(11)
Pay	28-Day MXN-TIIE	7.760	Lunar	03/01/2029	7,200	0	4	4	0	0
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029	239,700	(488)	(110)	(598)	0	(9)
Receive	28-Day MXN-TIIE	9.430	Lunar	10/19/2034	53,600	0	(1)	(1)	202	0
Receive	28-Day MXN-TIIE	9.390	Lunar	11/03/2034	38,600	0	(145)	(145)	0	(1)
Pay	28-Day MXN-TIIE	8.270	Lunar	03/07/2035	105,900	112	(56)	56	8	0
Receive	CPURNSA	0.505	Maturity	03/25/2030	$118,300	0	(535)	(535)	174	0
Receive	CPURNSA	2.515	Maturity	03/27/2030	35,940	0	(186)	(186)	53	0
Receive	CPURNSA	2.514	Maturity	10/29/2030	24,100	0	(138)	(138)	34	0
Receive	CPURNSA	2.597	Maturity	09/28/2032	9,300	26	(57)	(31)	18	0
Receive	CPURNSA	2.480	Maturity	10/29/2035	71,600	0	(370)	(370)	117	0
Receive	CPURNSA	2.452	Maturity	07/20/2052	3,200	48	(6)	42	8	0
Receive	CPURNSA	2.423	Maturity	10/30/2055	6,000	0	6	6	14	0

$8,173	$4,889	$13,062	$4,634	$(1,081)

Total Swap Agreements	$19,561	$5,309	$24,870	$4,641	$(1,093)

(f)

Securities with an aggregate market value of $38,566 and cash of $56,011 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	01/2026	$3,233	JPY	502,583	$0	$(22)
BOA	01/2026	AUD	1,628	$1,076	0	(11)
01/2026	CLP	93,035	102	0	(1)
01/2026	GBP	242,782	319,646	0	(7,608)
01/2026	INR	45,287	500	0	(3)
01/2026	JPY	1,628,800	10,540	134	0
01/2026	KRW	1,453,435	998	0	(10)
01/2026	PHP	35,393	598	0	(2)
01/2026	PLN	620	170	0	(2)
01/2026	THB	69,406	2,143	0	(62)
01/2026	TWD	81,440	2,671	78	0
01/2026	$2,960	CAD	4,067	5	0
01/2026	102	CLP	93,035	1	0
01/2026	2,489	COP	9,402,900	0	(27)
01/2026	3,608	EUR	3,091	27	0
01/2026	1,830	KRW	2,676,475	26	0
01/2026	230	PHP	13,570	0	0
01/2026	5,542	PLN	20,278	106	0
01/2026	439	TWD	13,848	2	0
01/2026	1,729	ZAR	28,819	9	0
02/2026	ILS	6,943	$2,179	0	(1)
02/2026	$150	TRY	6,820	4	0
03/2026	PEN	58,142	$17,248	0	(4)
03/2026	$102	CLP	93,035	1	0
03/2026	2,023	MXN	36,785	5	0
03/2026	1,399	PEN	4,720	2	0
04/2026	1,057	MXN	19,378	8	0
BPS	01/2026	AUD	130,891	$85,081	0	(2,275)
01/2026	CHF	210,487	262,529	5	(3,440)
01/2026	CNH	58,695	8,329	0	(93)
01/2026	IDR	3,307,739	198	0	0
01/2026	ILS	11,780	3,622	0	(77)
01/2026	INR	185,716	2,060	0	(5)

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

	01/2026	JPY	677,000		4,381	56	0
	01/2026	KRW	663,280		450	0	(10)
	01/2026	NZD	25,594		14,543	0	(197)
	01/2026	PHP	107,769		1,825	0	(3)
	01/2026	PLN	9,836		2,696	0	(44)
	01/2026	TWD	384,840		12,551	298	0
	01/2026		$660	CLP	598,878	5	0
	01/2026		9,050	CNH	63,394	41	0
	01/2026		6,887	COP	26,132,616	0	(46)
	01/2026		1,799	EUR	1,534	5	0
	01/2026		2,654	IDR	44,383,188	4	0
	01/2026		990	INR	89,437	3	0
	01/2026		151	PHP	8,887	0	0
	01/2026		9,887	PLN	36,067	159	0
	01/2026		16,030	TWD	502,576	28	(54)
	01/2026		3,753	ZAR	62,582	20	0
	01/2026	ZAR	26,390		$1,577	0	(14)
	02/2026		$2,143	INR	193,080	0	(1)
	02/2026		5,344	TWD	167,724	0	(11)
	03/2026	CZK	21,109		$1,014	0	(14)
	03/2026	TWD	163,746		5,273	68	0
	03/2026		$298	TWD	9,303	0	(3)
	04/2026	BRL	8,800		$1,541	0	(32)
BRC	01/2026	EUR	1,392		1,616	0	(20)
	01/2026	IDR	6,672,400		400	0	0
	01/2026	ILS	400		125	0	(1)
	01/2026	PHP	35,462		601	0	0
	01/2026	SEK	42,747		4,544	0	(102)
	01/2026	SGD	1,115		863	0	(5)
	01/2026	THB	4,395		140	0	0
	01/2026		$1,452	AUD	2,172	0	(2)
	01/2026		24,332	EUR	20,805	128	0
	01/2026		3,122	MYR	12,798	36	0
	01/2026		4,876	PLN	17,765	72	0
	01/2026		6,813	TRY	305,465	292	0
	01/2026	ZAR	172,905		$9,982	0	(444)
	02/2026	ILS	2,997		930	0	(11)
	02/2026	TRY	10,731		236	0	(6)
	02/2026		$1,610	MXN	29,855	40	0
	02/2026		10,524	TRY	477,438	301	0
	03/2026	CZK	3,339		$161	0	(2)
	03/2026		$5,693	MXN	105,419	120	0
	03/2026		8,929	TRY	406,531	128	0
BSH	01/2026	JPY	23,146,546		$148,714	836	0
	01/2026		$6,205	GBP	4,693	121	0
	03/2026		2,901	PEN	9,846	19	0
	04/2026	BRL	17,100		$3,011	3	(49)
	04/2026	PEN	59,731		17,151	0	(557)
	05/2026		17,947		5,261	0	(50)
	06/2026		72,984		21,362	0	(215)
	08/2026		$1,370	PEN	4,641	0	0
CBK	01/2026	BRL	15,407		$2,784	5	(33)
	01/2026	CAD	3,773		2,705	0	(46)
	01/2026	CLP	93,035		102	0	(1)
	01/2026	DKK	12,605		1,967	0	(17)
	01/2026	EUR	17,213		20,059	0	(179)
	01/2026	GBP	5,222		6,907	0	(132)
	01/2026	IDR	16,551,810		990	0	(1)
	01/2026	ILS	1,136		352	0	(5)
	01/2026	JPY	279,800		1,803	15	0
	01/2026	NOK	7,060		698	0	(2)
	01/2026	NZD	3,965		2,289	5	0
	01/2026	PLN	1,940		538	0	(3)
	01/2026	SGD	270		209	0	(1)
	01/2026	THB	3,236		102	0	(1)
	01/2026	TWD	428,545		14,105	461	0
	01/2026		$13,121	AUD	19,910	166	0
	01/2026		2,800	BRL	15,407	12	0
	01/2026		2,120	CLP	1,942,329	37	0
	01/2026		5,885	CNH	41,085	10	0
	01/2026		2,094	EUR	1,783	2	0
	01/2026		1,098	IDR	18,343,179	0	0
	01/2026		629	ILS	2,025	7	0
	01/2026		49,714	INR	4,442,827	46	(446)
	01/2026		2,111	JPY	328,100	0	(15)
	01/2026		2,530	KRW	3,711,786	44	0
	01/2026		2,958	NZD	5,084	0	(30)
	01/2026		4,101	PEN	13,834	12	0
	01/2026		634	PLN	2,279	1	0
	01/2026		3	THB	96	0	0
	01/2026		8,201	TWD	256,602	3	(34)
	01/2026		409	ZAR	6,961	10	0
	01/2026	ZAR	38,742		$2,257	0	(79)
	02/2026	ILS	5,577		1,754	3	0

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

	02/2026		$1,493	BRL	8,383	25	0
	02/2026		133	TWD	4,169	0	(1)
	03/2026	CZK	4,908		$238	0	(1)
	03/2026	PEN	22,195		6,429	0	(159)
	03/2026	TWD	184,187		5,917	63	0
	03/2026		$3,546	CLP	3,303,557	127	0
	03/2026		10,013	PEN	33,917	51	0
	04/2026	PEN	20,460		$5,901	0	(164)
	05/2026		71,520		20,248	0	(925)
	07/2026		5,143		1,494	0	(25)
	08/2026		$1,994	ZAR	35,510	115	0
CIB	01/2026		1,000	PEN	3,360	0	(1)
DUB	01/2026	ILS	8,206		$2,560	0	(16)
	01/2026	KRW	2,607,617		1,781	0	(27)
	01/2026		$8,134	ILS	25,952	14	0
	01/2026		11,714	INR	1,043,897	0	(127)
	01/2026		5,370	KRW	7,889,868	102	0
	01/2026		1,168	NZD	2,021	0	(4)
	01/2026		110	TWD	3,477	1	0
	01/2026		1,567	ZAR	26,339	22	0
	01/2026	ZAR	236,345		$13,564	0	(687)
	02/2026	ILS	25,945		8,134	0	(13)
	02/2026		$4,006	HUF	1,318,877	15	0
	02/2026		180	TWD	5,627	0	(1)
	03/2026	KZT	51,670		$100	0	0
	03/2026	TWD	56,835		1,807	0	0
	06/2026	KZT	161,370		300	0	(4)
FAR	01/2026	AUD	266,780		173,278	0	(4,770)
	01/2026	CNH	29,257		4,157	0	(41)
	01/2026	MXN	367,330		19,803	0	(549)
	01/2026	NZD	13,762		7,886	0	(41)
	01/2026		$4,307	ILS	13,809	29	0
	01/2026		1,336	SGD	1,727	9	0
	01/2026		1,591	ZAR	26,693	19	0
	01/2026	ZAR	213,663		$12,426	0	(458)
	02/2026	ILS	13,804		4,307	0	(28)
	02/2026	PEN	38,253		10,925	0	(436)
	03/2026	MXN	1,079		58	0	(1)
	03/2026	PEN	52		15	0	0
GLM	01/2026	CHF	51,335		64,031	0	(834)
	01/2026	ILS	37,137		11,494	0	(167)
	01/2026	KRW	2,351,224		1,598	0	(33)
	01/2026	THB	42,576		1,337	0	(15)
	01/2026		$6,548	CAD	8,990	14	(9)
	01/2026		4,251	CNH	29,965	49	0
	01/2026		1,658	IDR	27,689,579	0	0
	01/2026		300	INR	27,003	0	0
	01/2026		228	MYR	936	3	0
	01/2026		4,837	PLN	17,669	85	0
	01/2026	ZAR	158,879		$9,216	0	(365)
	02/2026		$26,576	BRL	146,425	0	(56)
	02/2026		3,050	MXN	56,572	76	0
	02/2026		299	TRY	13,649	8	0
	03/2026	BRL	132		$24	0	0
	03/2026		$23,016	BRL	126,958	0	(149)
	03/2026		2,344	MXN	43,485	57	0
	04/2026	BRL	93,200		$16,044	17	(631)
	04/2026		$6,008	MXN	110,574	72	0
IND	01/2026	BRL	4,903		$891	0	(4)
	01/2026	NOK	185,998		18,298	0	(156)
	01/2026		$908	BRL	4,903	0	(13)
JPM	01/2026	CNH	121,792		$17,293	0	(182)
	01/2026	HKD	511,563		65,822	53	0
	01/2026	ILS	87,856		26,970	0	(616)
	01/2026	INR	381,012		4,280	51	0
	01/2026	KRW	19,147,071		13,333	62	(9)
	01/2026	NZD	5,749		3,336	25	0
	01/2026	PLN	17,797		4,856	0	(101)
	01/2026		$3,463	CAD	4,757	5	0
	01/2026		5,307	CNH	37,280	42	0
	01/2026		261	ILS	835	1	0
	01/2026		4,283	INR	381,439	0	(49)
	01/2026		2,290	KRW	3,355,652	37	0
	01/2026		68	MXN	1,268	2	0
	01/2026		7,778	PLN	28,629	196	0
	01/2026		7,379	TWD	228,340	0	(109)
	01/2026	ZAR	58,236		$3,394	0	(118)
	02/2026		$12,919	KRW	18,512,523	0	(81)
	02/2026		2,172	MXN	40,305	55	0
	03/2026		3,659		67,071	43	0
	04/2026	BRL	230,200		$38,968	0	(2,178)
	04/2026		$1,875	MXN	34,543	25	0
MBC	01/2026	BRL	10,504		$1,909	0	(8)
	01/2026	CAD	57,554		40,893	0	(1,062)

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

01/2026	CHF	4,833	6,062	0	(45)
01/2026	EUR	572,760	664,770	0	(8,625)
01/2026	GBP	2,286	3,047	0	(34)
01/2026	JPY	10,183,647	65,520	459	0
01/2026	NOK	5,140	508	0	(2)
01/2026	NZD	3,957	2,287	8	0
01/2026	PLN	7,468	2,042	0	(39)
01/2026	SEK	578,627	60,738	0	(2,141)
01/2026	SGD	134,192	103,422	0	(1,041)
01/2026	$1,897	BRL	10,504	20	0
01/2026	4,119	CAD	5,696	34	0
01/2026	1,975	CHF	1,566	4	0
01/2026	3,847	GBP	2,864	13	0
01/2026	658	INR	59,594	3	0
01/2026	1,146	NZD	1,993	2	0
01/2026	1,543	PLN	5,657	33	0
01/2026	1,370	SEK	12,730	14	0
01/2026	336	THB	10,883	10	0
01/2026	677	TWD	21,359	4	0
01/2026	809	ZAR	13,605	11	0
02/2026	1,402	MXN	25,958	32	0
03/2026	1,525	28,070	24	0
04/2026	1,507	27,817	22	0
MYI	01/2026	ILS	10	$3	0	0
01/2026	NOK	416	41	0	0
01/2026	$2,950	CAD	4,103	40	0
01/2026	1,621	INR	146,852	9	0
01/2026	18	JPY	2,778	0	0
01/2026	2,592	KRW	3,789,838	36	0
01/2026	642	MYR	2,635	8	0
01/2026	1,080	PHP	63,353	0	(6)
01/2026	290	TWD	9,038	0	(2)
02/2026	ILS	11,013	$3,420	0	(38)
04/2026	$750	MXN	13,669	1	0
NGF	01/2026	HKD	243	$31	0	0
01/2026	KRW	4,274,598	2,921	0	(44)
01/2026	SEK	129,936	13,664	0	(456)
01/2026	$3,605	KRW	5,292,279	65	0
03/2026	TRY	1,466	$32	0	0
03/2026	$149	TRY	6,757	2	0
RBC	01/2026	2,118	KRW	3,107,711	37	0
SCX	01/2026	CHF	6,728	$8,394	0	(107)
01/2026	CNH	58,335	8,279	0	(91)
01/2026	DKK	396,910	61,613	0	(871)
01/2026	EUR	2,471	2,874	0	(31)
01/2026	INR	27,298	300	0	(3)
01/2026	JPY	18,142,602	116,656	747	0
01/2026	TWD	88,294	2,898	87	0
01/2026	$3,754	IDR	62,777,749	5	0
01/2026	721	INR	65,156	2	0
SOG	01/2026	EUR	587,829	$680,565	0	(10,546)
01/2026	GBP	132,633	174,772	0	(4,009)
01/2026	JPY	67,168,057	429,466	345	0
01/2026	PEN	21,233	5,916	0	(398)
01/2026	$1,550	TWD	48,565	0	(3)
02/2026	PEN	2,679	$793	0	(3)
02/2026	$1,404	MXN	25,973	32	0
03/2026	MXN	463,486	$24,732	0	(825)
03/2026	$21,219	MXN	397,518	700	0
06/2026	PEN	9,924	$2,904	0	(31)
SSB	01/2026	SEK	271,665	28,729	0	(792)
01/2026	TWD	39,986	1,304	31	0
01/2026	$9,230	JPY	1,442,243	0	(23)
UAG	01/2026	CHF	5,045	$6,303	0	(71)
01/2026	PLN	7,504	2,057	0	(34)
01/2026	$5,536	PLN	20,062	52	(1)
01/2026	ZAR	231,516	$13,312	0	(648)
02/2026	$2,928	MXN	54,242	69	0
03/2026	3,835	CLP	3,568,400	132	0

Total Forward Foreign Currency Contracts	$8,698	$(62,945)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	59,300	$88	$33
Call - OTC USD versus HKD	7.800	08/24/2026	84,100	117	47
Put - OTC USD versus KRW	KRW	1,419.000	02/12/2026	7,770	48	45
Put - OTC USD versus ZAR	ZAR	18.000	08/19/2026	16,240	713	1,310
BRC	Put - OTC USD versus KRW	KRW	1,423.000	02/12/2026	2,700	17	18

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

GLM	Put - OTC USD versus BRL	BRL	5.390	02/04/2026	9,620	143	52
Call - OTC USD versus HKD	HKD	7.800	08/14/2026	15,000	20	8
MBC	Call - OTC USD versus HKD	7.800	08/14/2026	29,000	38	16
Call - OTC USD versus HKD	7.800	08/24/2026	31,800	47	18

$1,231	$1,547

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.093%	01/04/2027	384,500	$273	$170
Call - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.230	03/30/2026	38,400	294	109
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.317	03/02/2026	44,900	266	75
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.194	03/04/2026	9,000	30	9
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.758	03/30/2026	19,200	152	91
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.146	04/15/2026	24,300	194	46
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	02/18/2026	6,600	14	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.972	08/04/2026	3,700	32	7
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.222	08/04/2026	1,900	25	8
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.965	08/05/2026	3,800	33	7
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.215	08/05/2026	1,800	23	7
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.067	08/12/2026	4,000	30	11
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.317	08/12/2026	2,000	24	11
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.075	08/14/2026	3,900	30	11
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.325	08/14/2026	1,900	23	10
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	45,000	3,963	3,240
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	45,000	3,963	3,854
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.427	08/06/2035	10,400	915	731
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.427	08/06/2035	10,400	915	907
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.656	08/20/2035	10,300	891	792
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.656	08/20/2035	10,300	891	835
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	15,400	1,327	1,200
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	15,400	1,327	1,234
BRC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	29,400	2,373	1,676
Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	38,500	3,107	2,923
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.163	08/23/2027	2,245,000	11,276	7,860
Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.163	08/23/2027	2,245,000	11,276	11,004
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.189	01/02/2026	31,900	137	0
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.442	03/24/2026	51,500	252	223
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.174	04/27/2026	39,500	294	95
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/20/2035	44,100	3,820	3,352
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/21/2035	35,200	3,044	2,673
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.751	10/14/2026	332,500	296	207
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.407	03/18/2026	65,200	325	227
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	20,500	1,805	1,476
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	20,500	1,805	1,756
Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	86,800	7,005	4,948

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	113,400	9,151	8,609
JPM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.260	04/28/2026	45,800	436	150
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	02/18/2026	91,300	189	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.989	08/06/2026	5,000	41	11
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.239	08/06/2026	2,500	33	10
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.995	08/07/2026	3,800	31	8
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.245	08/07/2026	1,900	25	8
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.038	08/11/2026	4,000	32	10
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.288	08/11/2026	2,000	25	10
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	5,000	440	360
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	5,000	440	428
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.857	10/07/2026	414,000	321	186
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.141	12/30/2026	408,800	305	159
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.082	01/04/2027	410,500	308	186
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.421	03/30/2026	50,000	258	211
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.174	04/27/2026	4,600	32	11
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.255	08/03/2026	47,200	615	202
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.505	08/03/2026	42,000	834	347
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.255	08/03/2026	42,000	618	300
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.048	08/10/2026	4,000	32	10
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.298	08/10/2026	2,000	25	10
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	08/07/2035	10,600	934	764
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	08/07/2035	10,600	934	909
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.520	08/13/2035	21,400	1,883	1,564
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.520	08/13/2035	21,400	1,883	1,815

							$82,275	$68,064

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Cost	Market Value

GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2056		$97.375	02/05/2026		$27,000	$34	$5
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2056		98.906	02/05/2026		102,100	68	2
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2056		98.922	02/05/2026		98,900	65	2

							$167	$9

Total Purchased Options							$83,673	$69,620

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Call - OTC CDX.IG-45 5-Year Index		Buy	0.550%	01/21/2026	72,670	$(159)	$(162)
RBC	Call - OTC CDX.IG-45 5-Year Index		Buy	0.525	01/21/2026	78,000	(94)	(97)
	Call - OTC CDX.IG-45 5-Year Index		Buy	0.550	01/21/2026	155,000	(255)	(345)
	Call - OTC CDX.IG-45 5-Year Index		Buy	0.575	01/21/2026	38,300	(88)	(126)
	Call - OTC CDX.IG-45 5-Year Index		Buy	0.525	02/18/2026	86,500	(125)	(129)

							$(721)	$(859)

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	59,300	$(32)	$(20)
Call - OTC USD versus HKD	7.850	08/24/2026	84,100	(39)	(27)
Put - OTC USD versus KRW	KRW	1,383.000	02/12/2026	7,770	(16)	(13)
Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	32,490	(688)	(1,228)
BRC	Put - OTC USD versus KRW	KRW	1,385.000	02/12/2026	2,700	(5)	(5)
GLM	Put - OTC USD versus BRL	BRL	5.160	02/04/2026	9,620	(26)	(3)
Call - OTC USD versus BRL	5.680	02/04/2026	9,620	(118)	(75)
Call - OTC USD versus HKD	HKD	7.850	08/14/2026	15,000	(7)	(5)
MBC	Call - OTC USD versus HKD	7.850	08/14/2026	29,000	(13)	(10)
Call - OTC USD versus HKD	7.850	08/24/2026	31,800	(17)	(10)

$(961)	$(1,396)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.617%	03/02/2026	49,200	$(266)	$(316)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.646	04/15/2026	29,200	(224)	(251)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.625	01/08/2026	500	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.925	01/08/2026	500	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.622	01/29/2026	4,700	(10)	(6)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.882	01/29/2026	4,700	(10)	(14)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.066	02/05/2026	18,500	(30)	(16)
DUB	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.689	01/02/2026	35,800	(137)	0
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.742	03/24/2026	54,300	(252)	(259)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.674	04/27/2026	41,700	(293)	(353)
FAR	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.707	03/18/2026	67,800	(325)	(353)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.580	01/05/2026	5,900	(14)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.860	01/05/2026	5,900	(14)	(1)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.578	01/12/2026	4,000	(9)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.878	01/12/2026	4,000	(9)	(4)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.648	01/15/2026	3,800	(10)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.928	01/15/2026	3,800	(10)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.180	02/05/2026	53,400	(48)	(17)
JPM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.560	04/28/2026	46,700	(436)	(566)
MYC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.721	03/30/2026	53,700	(258)	(299)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.674	04/27/2026	4,900	(33)	(42)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.625	01/08/2026	4,600	(12)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.925	01/08/2026	4,600	(12)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.639	01/12/2026	4,200	(10)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.919	01/12/2026	4,200	(10)	(2)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.639	01/12/2026	4,500	(11)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.919	01/12/2026	4,500	(11)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.186	02/05/2026	55,100	(48)	(16)

$(2,504)	$(2,526)

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2056	$97.375	01/07/2026	$14,000	$(39)	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 03/01/2056	102.133	03/05/2026	40,000	(108)	(30)
Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 03/01/2056	102.141	03/05/2026	60,000	(152)	(46)

$(299)	$(76)

Total Written Options	$(4,485)	$(4,857)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Saudi Arabia Government International Bonds	1.000%	Quarterly	12/20/2035	1.056%	$4,100	$(4)	$(13)	$0	$(17)
DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—◆	1,524	0	13	13	0
Petroleos Mexicanos «	4.850	Monthly	07/06/2026	—◆	782	0	7	7	0
GST	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.706	700	(6)	4	0	(2)
JPM	Saudi Arabia Government International Bonds	1.000	Quarterly	06/20/2035	1.033	8,500	56	(75)	0	(19)

$46	$(64)	$20	$(38)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	10,010	$2,248	$111	$2,359	$0
BPS	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	21,350	4,923	109	5,032	0
CBK	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	15,194	3,456	125	3,581	0
JPM	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	33,180	7,672	148	7,820	0
MYC	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	4,550	1,058	14	1,072	0
SAL	CMBX.NA.AAA.16 Index	0.500	Monthly	04/17/2065	$8,998	(138)	96	0	(42)

$19,219	$603	$19,864	$(42)

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Receive	NDDUEAFE Index	6,261	3.970% (SOFR plus a specified spread)	Monthly	08/19/2026	$66,397	$0	$(224)	$0	$(224)
CBK	Receive	NDDUEAFE Index	27,770	3.980% (SOFR plus a specified spread)	Monthly	01/21/2026	294,495	0	(999)	0	(999)
Receive	NDDUEAFE Index	8,278	4.020% (SOFR plus a specified spread)	Monthly	02/18/2026	87,786	0	(301)	0	(301)
Receive	NDDUEAFE Index	13,885	3.960% (SOFR plus a specified spread)	Monthly	08/19/2026	147,248	0	(497)	0	(497)
Receive	NDDUEAFE Index	13,886	4.020% (SOFR plus a specified spread)	Monthly	10/07/2026	147,258	0	(504)	0	(504)
Receive	NDDUEAFE Index	2,485	4.020% (SOFR plus a specified spread)	Monthly	11/04/2026	26,353	0	(90)	0	(90)
GST	Receive	NDDUEAFE Index	6,216	4.000% (SOFR plus a specified spread)	Monthly	06/10/2026	65,919	0	(225)	0	(225)
Receive	NDDUEAFE Index	16,593	4.020% (SOFR plus a specified spread)	Monthly	11/04/2026	175,965	0	(603)	0	(603)
JPM	Receive	NDDUEAFE Index	5,891	3.975% (SOFR plus a specified spread)	Monthly	07/08/2026	62,473	0	(211)	0	(211)

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

	Receive	NDDUEAFE Index	4,139	3.950% (SOFR plus a specified spread)	Monthly	07/15/2026	43,893	0	(148)	0	(148)
	Receive	NDDUEAFE Index	21,114	4.020% (SOFR plus a specified spread)	Monthly	11/04/2026	223,910	0	(767)	0	(767)
MEI	Receive	NDDUEAFE Index	4,138	3.950% (SOFR plus a specified spread)	Monthly	07/15/2026	43,883	0	(148)	0	(148)
	Receive	NDDUEAFE Index	9,192	4.055% (SOFR plus a specified spread)	Monthly	11/18/2026	97,479	0	(337)	0	(337)
MYI	Receive	NDDUEAFE Index	38,076	4.150% (FEDL01 plus a specified spread)	Maturity	01/21/2026	307,803	0	79,138	79,138	0
	Receive	NDDUEAFE Index	10,363	3.980% (SOFR plus a specified spread)	Monthly	05/20/2026	109,897	0	(373)	0	(373)
	Receive	NDDUEAFE Index	12,536	3.990% (SOFR plus a specified spread)	Monthly	06/03/2026	132,942	0	(452)	0	(452)
	Receive	NDDUEAFE Index	35,615	3.940% (SOFR plus a specified spread)	Monthly	07/08/2026	377,690	0	(1,268)	0	(1,268)
	Receive	NDDUEAFE Index	22,048	4.055% (SOFR plus a specified spread)	Monthly	11/18/2026	233,815	0	(808)	0	(808)
SOG	Receive	NDDUEAFE Index	55,542	3.985% (FEDL01 plus a specified spread)	Monthly	01/21/2026	589,012	0	(2,005)	0	(2,005)
UAG	Receive	NDDUEAFE Index	2,486	3.965% (SOFR plus a specified spread)	Monthly	05/06/2026	26,363	0	(89)	0	(89)
	Receive	NDDUEAFE Index	6,259	4.055% (SOFR plus a specified spread)	Monthly	11/18/2026	66,375	0	(229)	0	(229)

								$0	$68,860	$79,138	$(10,278)

Total Swap Agreements								$19,265	$69,399	$99,022	$(10,358)

(h)

Securities with an aggregate market value of $41,790 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

♦				Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2025

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$5,157	$4,142	$9,299
Corporate Bonds & Notes
Banking & Finance	0	67,607	1,769	69,376
Industrials	0	30,116	0	30,116
Utilities	0	7,150	0	7,150
Municipal Bonds & Notes
California	0	1,922	0	1,922
Illinois	0	2,724	0	2,724
Pennsylvania	0	104	0	104
U.S. Government Agencies	0	3,349,486	0	3,349,486
U.S. Treasury Obligations	0	76,864	0	76,864
Non-Agency Mortgage-Backed Securities	0	252,143	40,108	292,251
Asset-Backed Securities
Automobile ABS Other	0	10,767	0	10,767
Automobile Sequential	0	30,144	0	30,144
CMBS Other	0	33,106	0	33,106
Home Equity Other	0	191,796	0	191,796
Home Equity Sequential	0	96	0	96
Whole Loan Collateral	0	19,960	0	19,960
Other ABS	0	341,276	0	341,276
Sovereign Issues	0	353,000	0	353,000
Exchange-Traded Funds	336,508	0	0	336,508
Short-Term Instruments
Commercial Paper	0	12,075	0	12,075
Repurchase Agreements	0	305,700	0	305,700
U.S. Treasury Bills	0	23,770	0	23,770

$336,508	$5,114,963	$46,019	$5,497,490
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$388,817	$0	$0	$388,817

Total Investments	$725,325	$5,114,963	$46,019	$5,886,307

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(446,147)	$0	$(446,147)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3,287	4,843	0	8,130
Over the counter	0	177,320	20	177,340

$3,287	$182,163	$20	$185,470
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(277)	(2,917)	0	(3,194)
Over the counter	0	(78,160)	0	(78,160)

$(277)	$(81,077)	$0	$(81,354)

Total Financial Derivative Instruments	$3,010	$101,086	$20	$104,116

Totals	$728,335	$4,769,902	$46,039	$5,544,276

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2025:
Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2025 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$3,136	$700	$0	$0	$0	$306	$0	$0	$4,142	$306
Corporate Bonds & Notes
Banking & Finance	0	1,755	0	0	0	14	0	0	1,769	14
Non-Agency Mortgage-Backed Securities	0	39,296	0	0	0	812	0	0	40,108	812
Asset-Backed Securities
Other ABS	6,434	0	0	0	0	583	0	(7.017)	0	0

$9,570	$41,751	$0	$0	$0	$1,715	$0	$(7,017)	$46,019	$1,132
Financial Derivative Instruments - Assets
Over the counter	$38	$0	$(10)	$0	$0	$(8)	$0	$0	$20	$(7)

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	December 31, 2025 (Unaudited)

Totals	$3,154	$41,751	$(10)	$0	$0	$1,707	$0	$(7,017)	$46,039	$1,125

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
								(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 12/31/2025	Valuation Technique			Unobservable Inputs		Input Value(s)		Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$4,142	Discounted Cash Flow			Discount Rate		4.022 - 6.670		4.469
Corporate Bonds & Notes
Banking & Finance		1,769	Discounted Cash Flow			Discount Rate		5.429		—
Non-Agency Mortgage-Backed Securities		40,108	Recent Transaction			Purchase Price		100.000		—
Financial Derivative Instruments- Assets
Over the counter		20	Indicative Market Quotation			Broker Quote		0.497 - 0.524		0.506

Total		$46,039

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged)	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 178.7% ¤
CORPORATE BONDS & NOTES 3.3%
BANKING & FINANCE 1.8%
ARES Strategic Income Fund 5.450% due 09/09/2028	$500	$505
Athene Global Funding 5.033% due 07/17/2030	800	806
Bank of Nova Scotia 5.450% due 08/01/2029	300	313
Barclays PLC 7.437% due 11/02/2033 •	300	343
Ford Motor Credit Co. LLC
3.815% due 11/02/2027	200	197
5.800% due 03/05/2027	200	203
5.800% due 03/08/2029	200	204
Host Hotels & Resorts LP 5.500% due 04/15/2035	100	101
Sumitomo Mitsui Financial Group, Inc. 5.558% due 07/09/2034	200	211
VICI Properties LP 4.750% due 02/15/2028	400	404

		3,287

INDUSTRIALS 0.8%
Bayer U.S. Finance LLC 6.500% due 11/21/2033	200	217
Beignet Investor LLC 6.581% due 05/30/2049	820	867
Petroleos del Peru SA 5.625% due 06/19/2047	300	191
Petroleos Mexicanos 6.350% due 02/12/2048	100	78
United Airlines Pass-Through Trust 5.875% due 04/15/2029	68	70
Viper Energy Partners LLC 5.700% due 08/01/2035	100	102

		1,525

UTILITIES 0.7%
Pacific Gas & Electric Co.
4.500% due 07/01/2040	100	87
5.700% due 03/01/2035	100	103
6.150% due 03/01/2055	100	100
6.700% due 04/01/2053	500	528
Southern California Edison Co. 5.150% due 06/01/2029	400	409

		1,227

Total Corporate Bonds & Notes (Cost $5,888)		6,039

U.S. GOVERNMENT AGENCIES 95.7%
Federal Home Loan Mortgage Corp.
3.000% due 09/01/2032	355	348
4.500% due 12/01/2053	361	352
4.500% due 12/01/2054 (c)	1,066	1,053
5.000% due 03/01/2038 - 02/01/2053	337	339
5.500% due 07/01/2028 - 07/01/2054	831	843
5.500% due 11/01/2054 (c)	7,993	8,111
6.000% due 10/01/2055	198	204
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 2.903% due 07/25/2054 ~	489	476
Federal Home Loan Mortgage Corp. REMICS
4.000% due 07/15/2042	427	411
4.668% due 06/15/2041 •	25	25
4.798% due 08/15/2037 •	5	5
4.808% due 10/15/2037 •	1	1
4.814% due 11/25/2054 •	568	570
4.818% due 05/15/2037 - 09/15/2037 •	6	6
4.824% due 09/25/2055 •	966	975
4.974% due 11/25/2054 •	614	616
5.024% due 03/25/2055 •	1,104	1,113

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2025 (Unaudited)

5.074% due 08/25/2055 •		2,054	2,062
5.174% due 09/25/2054 •		2,326	2,340
Federal National Mortgage Association
3.000% due 01/01/2027		24	24
3.500% due 09/01/2047 - 08/01/2048		673	632
4.000% due 04/01/2043 - 08/01/2051 (c)		4,171	4,081
4.202% due 10/01/2029 ~		900	907
4.300% due 12/01/2029		601	606
4.500% due 01/01/2035 - 12/01/2054		1,205	1,194
4.560% due 08/01/2030 (c)		2,500	2,548
4.705% due 09/01/2031 ~		1,700	1,736
5.140% due 06/01/2032 (c)		3,069	3,196
5.300% due 11/01/2030		800	838
5.500% due 01/01/2033 - 09/01/2041		242	251
6.000% due 07/01/2036 - 05/01/2041		70	74
Federal National Mortgage Association REMICS
4.000% due 04/25/2042		419	411
4.369% due 07/25/2037 •		1	1
4.389% due 09/25/2035 •		2	2
4.399% due 09/25/2035 •		3	3
4.709% due 06/25/2037 •		6	6
5.024% due 08/25/2055 - 09/25/2055 •		2,411	2,424
5.274% due 09/25/2055 •		1,629	1,645
Government National Mortgage Association
3.500% due 01/15/2042 - 06/15/2045		169	159
5.000% due 08/15/2038 - 05/15/2039		25	26
6.000% due 08/15/2037		13	14
Government National Mortgage Association REMICS 4.110% due 11/20/2062 •		21	21
Government National Mortgage Association, TBA
3.500% due 02/01/2056		5,900	5,369
4.000% due 02/01/2056		6,190	5,846
4.500% due 02/01/2056		3,360	3,271
5.000% due 01/01/2056		4,970	4,959
5.500% due 02/01/2056		2,570	2,593
6.000% due 01/01/2056		2,540	2,589
U.S. Small Business Administration
4.430% due 05/01/2029		2	2
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2056		120	106
4.000% due 02/01/2056		2,550	2,418
4.500% due 02/01/2056		3,360	3,278
5.000% due 02/01/2056		13,780	13,730
5.500% due 02/01/2056		3,780	3,830
6.000% due 02/01/2056		38,570	39,584
6.500% due 02/01/2056 - 03/01/2056		45,560	47,388

Total U.S. Government Agencies (Cost $174,952)			175,612

U.S. TREASURY OBLIGATIONS 4.4%
U.S. Treasury Bonds
3.875% due 05/15/2043 (e)		2,100	1,884
4.125% due 08/15/2053		1,600	1,417
4.625% due 05/15/2044		2,000	1,964
4.875% due 08/15/2045		51	52
U.S. Treasury Notes
3.875% due 07/31/2030 (g)		2,700	2,720
4.250% due 08/15/2035 (g)		83	84

Total U.S. Treasury Obligations (Cost $8,457)			8,121

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.0%
American Home Mortgage Assets Trust 4.036% due 10/25/2046 •		1,813	906
Avon Finance 4.642% due 12/28/2049 •	GBP	502	677
BCAP LLC Trust 4.983% due 03/27/2037 ~		$124	106
Bear Stearns ALT-A Trust
4.166% due 02/25/2034 •		3	3
4.166% due 06/25/2046 •		191	177
4.186% due 04/25/2037 •		163	148
4.375% due 11/25/2035 ~		759	696
ChaseFlex Trust 4.446% due 07/25/2037 •		825	734
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.076% due 07/25/2036 •		57	52
CHL Mortgage Pass-Through Trust
4.796% due 11/25/2034 ~		1	1
Citigroup Mortgage Loan Trust, Inc. 5.645% due 06/25/2036 ~		16	15
Countrywide Alternative Loan Trust
4.166% due 02/25/2047 •		6	5
4.196% due 05/25/2037 •		541	162
4.206% due 05/25/2047 •		36	34
4.326% due 08/25/2047 •		622	583

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2025 (Unaudited)

4.654% due 03/25/2047 •	851	682
5.029% due 02/25/2036 •	4	4
6.000% due 12/25/2034	441	396
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust 4.146% due 03/25/2037 •	225	216
First Horizon Mortgage Pass-Through Trust 5.713% due 11/25/2037 ~	65	47
GSR Mortgage Loan Trust
6.000% due 03/25/2037	1	1
6.250% due 10/25/2036	64	60
IndyMac INDX Mortgage Loan Trust
4.246% due 11/25/2046 •	492	478
4.386% due 10/25/2036 •	135	55
JP Morgan Mortgage Trust
4.951% due 08/25/2034 ~	3	3
5.191% due 07/25/2035 ~	84	81
Luminent Mortgage Trust 4.246% due 10/25/2046 •	1,908	1,769
Merrill Lynch Mortgage Investors Trust 4.882% due 09/25/2035 ~	13	10
Morgan Stanley Mortgage Loan Trust 4.126% due 01/25/2036 •	235	126
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 þ	1	1
PRKCM Trust 6.584% due 09/25/2058 þ	390	393
RALI Trust
4.186% due 01/25/2037 •	167	149
4.216% due 08/25/2036 •	57	53
5.389% due 09/25/2045 •	4	4
6.000% due 03/25/2037	523	453
Structured Adjustable Rate Mortgage Loan Trust 4.146% due 02/25/2037 •	85	87
Structured Asset Mortgage Investments II Trust 4.106% due 03/25/2037 •	3	1
Towd Point Mortgage Trust
2.750% due 06/25/2057 ~	322	316
3.750% due 05/25/2058 ~	284	280
Verus Securitization Trust 6.443% due 08/25/2068 þ	287	289
Wachovia Mortgage Loan Trust LLC 6.708% due 10/20/2035 ~	14	13
WaMu Mortgage Pass-Through Certificates Trust
3.485% due 01/25/2037 ~	37	32
4.475% due 08/25/2046 ~	239	225
4.949% due 09/25/2046 •	540	501
5.029% due 02/25/2046 •	11	10
5.229% due 11/25/2042 •	4	4

Total Non-Agency Mortgage-Backed Securities (Cost $11,100)		11,038

ASSET-BACKED SECURITIES 25.9%
AUTOMOBILE ABS OTHER 1.7%
Carvana Auto Receivables Trust
2.900% due 03/10/2028	631	619
3.160% due 06/12/2028	683	666
5.050% due 05/12/2031	500	506
Exeter Automobile Receivables Trust
4.480% due 04/16/2029	700	701
4.640% due 01/15/2030	600	603

		3,095

AUTOMOBILE SEQUENTIAL 1.6%
Avis Budget Rental Car Funding AESOP LLC 5.900% due 08/21/2028	400	410
GLS Auto Select Receivables Trust 5.960% due 10/16/2028	215	217
Hertz Vehicle Financing III LLC
5.440% due 01/25/2029	800	817
5.490% due 06/25/2027	600	602
Lendbuzz Securitization Trust 7.500% due 12/15/2028	550	560
Research-Driven Pagaya Motor Asset Trust 7.130% due 01/26/2032	157	158
Research-Driven Pagaya Motor Asset Trust IV 2.650% due 03/25/2030	80	79

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2025 (Unaudited)

Research-Driven Pagaya Motor Asset Trust V 5.320% due 09/25/2030		113	114

			2,957

CMBS OTHER 3.0%
AREIT Trust
5.978% due 06/17/2039 •		886	886
6.530% due 06/17/2039 •		1,300	1,302
MF1 Ltd. 5.481% due 02/19/2037 •		1,300	1,301
Starwood Ltd. 5.784% due 11/15/2038 •		2,000	2,006

			5,495

HOME EQUITY OTHER 9.3%
ACE Securities Corp. Home Equity Loan Trust
4.126% due 07/25/2036 •		282	218
8.346% due 08/25/2040 •		691	658
Argent Securities Trust
4.146% due 07/25/2036 •		410	375
4.166% due 05/25/2036 •		2,710	651
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 3.340% due 01/25/2034 •		276	265
Bear Stearns Asset-Backed Securities I Trust 4.166% due 08/25/2036 •		73	71
Citigroup Mortgage Loan Trust, Inc. 4.166% due 09/25/2036 •		772	601
Countrywide Asset-Backed Certificates Trust
4.065% due 01/25/2037 •		4,180	4,005
4.246% due 09/25/2047 •		283	268
4.326% due 03/25/2036 •		57	53
4.881% due 12/25/2035 •		724	716
Ellington Loan Acquisition Trust 4.896% due 05/25/2037 •		251	250
GSAMP Trust
3.916% due 12/25/2036 •		4	2
4.306% due 01/25/2037 •		902	799
HSI Asset Securitization Corp. Trust 3.986% due 01/25/2037 •		409	317
MASTR Asset-Backed Securities Trust 3.946% due 01/25/2037 •		5	1
Merrill Lynch Mortgage Investors Trust
4.146% due 08/25/2037 •		984	485
4.366% due 02/25/2037 •		1,821	515
Morgan Stanley ABS Capital I, Inc. Trust
3.976% due 01/25/2037 •		1,849	856
4.061% due 03/25/2037 •		1,431	564
NovaStar Mortgage Funding Trust 4.346% due 09/25/2036 •		939	368
Option One Mortgage Loan Trust
4.066% due 04/25/2037 •		625	439
4.066% due 05/25/2037 •		365	222
4.386% due 01/25/2036 •		696	664
4.626% due 02/25/2035 •		439	424
Renaissance Home Equity Loan Trust 5.586% due 11/25/2036 þ		207	64
Securitized Asset-Backed Receivables LLC Trust 4.326% due 07/25/2036 •		284	108
SG Mortgage Securities Trust 4.206% due 02/25/2036 •		1,497	744
Soundview Home Loan Trust
3.926% due 06/25/2037 •		2	1
4.056% due 06/25/2037 •		430	290
4.066% due 02/25/2037 •		1,376	366
4.146% due 03/25/2037 •		72	69
Structured Asset Securities Corp. Mortgage Loan Trust 4.266% due 02/25/2037 •		191	188
WaMu Asset-Backed Certificates WaMu Trust 4.566% due 04/25/2037 •		3,865	1,411

			17,028

OTHER ABS 10.3%
37 Capital CLO 1 Ltd. 5.185% due 10/15/2034 •		500	501
AlbaCore EURO CLO I DAC 3.084% due 10/18/2034 •	EUR	700	824
Anchorage Credit Funding 14 Ltd. 3.000% due 01/21/2040		$300	288
Arcano Euro CLO II DAC 0.000% due 07/25/2039 •	EUR	600	708
Bain Capital Euro CLO DAC
3.265% due 01/22/2038 •		400	470

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2025 (Unaudited)

4.950% due 01/22/2038		500	589
Bayfront Iabs VII Pte. Ltd. 0.000% due 04/11/2048 «•		$500	500
BlueMountain CLO XXXIV Ltd. 5.034% due 04/20/2035 •		500	500
Carlyle Euro CLO DAC
2.954% due 08/15/2032 •	EUR	418	491
3.221% due 08/15/2038 •		600	706
CVC Cordatus Loan Fund XXIV DAC 3.266% due 10/23/2034 •		320	377
Gallatin CLO VIII Ltd. 5.816% due 07/15/2031 •		$600	603
Golub Capital Partners CLO 50B-R Ltd. 5.384% due 04/20/2035 •		500	501
Guggenheim CLO Ltd. 5.055% due 01/15/2035 •		800	799
Invesco Euro CLO III DAC 3.184% due 10/30/2038 •	EUR	500	588
Jamestown CLO XVIII Ltd. 5.128% due 07/25/2035 •		$500	501
KKR CLO 16 Ltd. 4.988% due 10/20/2034 •		500	500
KKR CLO 21 Ltd. 5.566% due 04/15/2031 •		400	401
Madison Park Funding XXXIX Ltd. 5.107% due 10/22/2034 •		500	501
Navient Private Education Refi Loan Trust 1.330% due 04/15/2069		371	347
Pagaya AI Debt Grantor Trust
4.865% due 10/15/2032		306	307
5.303% due 10/15/2032		600	603
5.329% due 10/15/2032		500	503
5.331% due 01/15/2032		216	217
5.628% due 07/15/2032		500	504
Pagaya AI Debt Trust
5.373% due 01/17/2033		500	504
7.573% due 08/15/2031		215	216
Palmer Square European Loan Funding DAC 4.064% due 02/15/2035 •	EUR	500	590
PPM CLO 5 Ltd. 4.998% due 10/18/2034 •		$700	700
Shackleton CLO Ltd. 5.084% due 07/20/2034 •		900	901
Sunbit Asset Securitization Trust 5.360% due 07/15/2030		500	504
Symphony CLO XXII Ltd. 5.064% due 04/18/2033 •		419	419
Symphony CLO XXV Ltd. 4.874% due 04/19/2034 •		800	800
TCI-Symphony CLO Ltd. 5.723% due 10/13/2032 •		1,000	1,004
TCW CLO AMR Ltd. 5.151% due 08/16/2034 •		500	500
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		27	27

			18,994

Total Asset-Backed Securities (Cost $50,519)			47,569

SOVEREIGN ISSUES 11.4%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2026 (a)	BRL	19,500	3,442
Colombia Government International Bonds 8.375% due 11/07/2054		$400	425
Eagle Funding Luxco SARL 5.500% due 08/17/2030		900	918
Ecuador Government International Bonds 0.000% due 07/31/2030 (a)		300	257
Ivory Coast Government International Bonds 6.625% due 03/22/2048	EUR	300	320
Japan Government Thirty Year Bonds 2.400% due 03/20/2055	JPY	110,000	577
Mexico Bonos 8.500% due 03/01/2029	MXN	38,500	2,159
Mexico Government International Bonds 5.850% due 07/02/2032		$200	206
Peru Government Bonds
6.850% due 08/12/2035	PEN	100	32
7.300% due 08/12/2033		2,800	951
Peru Government International Bonds
5.400% due 08/12/2034		3,400	1,010
6.150% due 08/12/2032		13,200	4,238
6.950% due 08/12/2031		881	291
Republic of Poland Government Bonds 4.750% due 07/25/2029	PLN	3,120	884

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2025 (Unaudited)

Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	27,620	1,426
7.000% due 02/28/2031		22,590	1,335
8.000% due 01/31/2030		5,600	346
8.250% due 03/31/2032		2,500	155
8.500% due 01/31/2037		3,200	192
8.875% due 02/28/2035		15,300	964
Romania Government International Bonds 6.750% due 07/11/2039	EUR	400	490
Turkiye Government Bonds
38.324% (BISTREFI + 0.000%) due 09/06/2028 ~	TRY	7,300	170
39.431% (BISTREFI + 0.000%) due 05/20/2026 ~		100	2
39.431% (BISTREFI + 0.000%) due 05/17/2028 ~		7,800	182

Total Sovereign Issues (Cost $19,345)			20,972

		SHARES
EXCHANGE-TRADED FUNDS 14.0%
iShares Core S&P 500 ETF		37,320	25,562

Total Exchange-Traded Funds (Cost $25,200)			25,562

SHORT-TERM INSTRUMENTS 18.0%
REPURCHASE AGREEMENTS (b) 18.0%			33,000

Total Short-Term Instruments (Cost $33,000)			33,000

Total Investments in Securities (Cost $328,461)			327,913

		SHARES
INVESTMENTS IN AFFILIATES 6.1%
SHORT-TERM INSTRUMENTS 6.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.1%
PIMCO Short Asset Portfolio		1,138,245	11,174
PIMCO Short-Term Floating NAV Portfolio III		4,719	46

Total Short-Term Instruments (Cost $11,214)			11,220

Total Investments in Affiliates (Cost $11,214)			11,220

Total Investments 184.8% (Cost $339,675)			$339,133
Financial Derivative Instruments (d)(f) 1.9%(Cost or Premiums, net $7,401)			3,577
Other Assets and Liabilities, net (86.7)%			(159,193)

Net Assets 100.0%			$183,517

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	3.790%	01/02/2026	01/05/2026	$15,300	U.S. Treasury Notes 3.500% due 11/30/2030			$(15,605)	$15,300	$15,300
	3.870	12/31/2025	01/02/2026	15,400	U.S. Treasury Notes 4.000% due 01/31/2031			(15,682)	15,400	15,403
SAL	3.870	12/31/2025	01/02/2026	2,300	U.S. Treasury Bills 0.000% due 10/29/2026			(2,348)	2,300	2,301

Total Repurchase Agreements								$(33,635)	$33,000	$33,004

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date		Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

SAL				3.970%	12/11/2025		01/07/2026	$(6,398)		$(6,413)
SBI				3.970	12/11/2025		01/07/2026	(7,097)		(7,115)

Total Reverse Repurchase Agreements										$(13,528)

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (13.0)%
Government National Mortgage Association, TBA						3.000%	02/01/2056	$5,900	$(5,278)	$(5,295)
Uniform Mortgage-Backed Security, TBA						2.000	01/01/2056	3,800	(3,085)	(3,073)
Uniform Mortgage-Backed Security, TBA						2.500	01/01/2056	5,400	(4,585)	(4,566)
Uniform Mortgage-Backed Security, TBA						3.500	02/01/2056	11,770	(10,845)	(10,845)

Total Short Sales (13.0)%									$(23,793)	$(23,779)

(c)								Securities with an aggregate market value of $14,112 have been pledged as collateral under the terms of master agreements as of December 31, 2025.
(1)								Includes accrued interest.
(d)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description					Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note March Futures					$111.000	02/20/2026	27	$27	$(14)	$(7)
Call - CBOT U.S. Treasury 10-Year Note March Futures					114.000	02/20/2026	27	27	(18)	(6)

Total Written Options									$(32)	$(13)

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2025 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

30-Day Federal Fund February Futures	02/2026	43	$17,274	$(6)	$0	$0
30-Day Federal Fund May Futures	05/2026	17	6,840	(13)	0	(1)
Australia Government 10-Year Bond March Futures	03/2026	31	2,265	4	3	0
California Carbon Allowance Vintage December Futures	12/2026	4	132	1	0	0
Euro-Bund March Futures	03/2026	57	8,545	(118)	0	(15)
U.S. Treasury 2-Year Note March Futures	03/2026	89	18,582	17	0	(6)
U.S. Treasury 5-Year Note March Futures	03/2026	307	33,557	(62)	0	(36)
U.S. Treasury 10-Year Note March Futures	03/2026	110	12,368	(26)	0	(22)
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	20	2,300	(5)	0	(4)

$(208)	$3	$(84)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Adjusted Interest Rate S&P 500 Total Return January Futures	01/2026	18	$(6,033)	$(19)	$52	$0
Adjusted Interest Rate S&P 500 Total Return June Futures	06/2026	20	(6,723)	(73)	58	0
Adjusted Interest Rate S&P 500 Total Return March Futures	03/2026	29	(9,731)	(115)	85	0
Euro-Oat March Futures	03/2026	64	(9,070)	54	22	0
Japan Government 10-Year Bond March Futures	03/2026	8	(6,763)	45	15	0
Mini MSCI EAFE Index March Futures	03/2026	27	(3,918)	(1)	16	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	27	(3,186)	9	10	0

$(100)	$258	$0

Total Futures Contracts	$(308)	$261	$(84)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Bank of America Corp.	1.000%	Quarterly	12/20/2026	0.299%	$100	$1	$0	$1	$0	$0
British Telecommunications PLC	1.000	Quarterly	06/20/2028	0.223	EUR	100	0	2	2	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.064	$400	5	(1)	4	0	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2026	0.252	600	4	(2)	2	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.455	EUR	500	4	4	8	0	0

$14	$3	$17	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-44 5-Year Index	(1.000)%	Quarterly	06/20/2030	$1,300	$(20)	$(9)	$(29)	$0	$0
CDX.IG-45 5-Year Index	(1.000)	Quarterly	12/20/2030	9,050	(195)	(13)	(208)	0	0

$(215)	$(22)	$(237)	$0	$0

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2025 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	13,700	$(71)	$147	$76	$16	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		100	(1)	5	4	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035		100	0	0	0	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		1,600	(47)	51	4	2	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		800	38	(47)	(9)	0	(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.500	Annual	12/17/2055	JPY	270,000	(3)	(116)	(119)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	3.982	Annual	09/30/2026		$3,400	0	11	11	0	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.150	Annual	08/25/2028		16,900	(23)	(3)	(26)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		800	(1)	(8)	(9)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.842	Annual	02/28/2029		1,390	0	15	15	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		2,440	22	(46)	(24)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		200	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		4,470	(78)	23	(55)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		13,310	(243)	68	(175)	22	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		2,200	6	(32)	(26)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		14,700	1,527	217	1,744	28	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032		1,020	(11)	2	(9)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032		1,700	(45)	30	(15)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		6,100	399	(103)	296	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		1,100	82	(69)	13	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		2,830	6	(8)	(2)	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.435	Annual	11/05/2034		280	(1)	(5)	(6)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.535	Annual	11/06/2034		300	(1)	(3)	(4)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		200	(1)	3	2	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034		100	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034		100	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034		100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		8,450	(53)	44	(9)	20	0
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035		200	(1)	3	2	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035		100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035		100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035		100	0	3	3	0	0

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2025 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035		100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		50	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		200	(1)	(1)	(2)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		200	(1)	(1)	(2)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035		100	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		15,620	37	17	54	37	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		1,070	(19)	23	4	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		1,700	26	107	133	6	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		4,600	886	1,456	2,342	11	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		200	46	36	82	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.046	Annual	11/15/2052		1,360	0	(29)	(29)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	4.054	Annual	11/15/2052		1,410	0	(29)	(29)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		1,550	83	296	379	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		5,100	80	505	585	16	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		3,700	(317)	(110)	(427)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		1,330	33	63	96	4	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.110	Annual	08/25/2057		300	0	(6)	(6)	0	(1)
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	700	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		7,800	0	(7)	(7)	0	(1)
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		1,300	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	12.975	Maturity	01/02/2029		13,000	0	(8)	(8)	0	0
Pay	1-Year BRL-CDI	13.245	Maturity	01/02/2029		14,700	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		5,200	0	(5)	(5)	0	(2)
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		400	0	0	0	0	0
Receive	3-Month PLN-WIBOR	4.136	Annual	07/25/2029	PLN	1,290	(2)	(3)	(5)	0	0
Receive	3-Month PLN-WIBOR	4.930	Annual	07/25/2029		2,000	0	(24)	(24)	0	(1)
Receive(6)	3-Month PLN-WIBOR	4.723	Annual	12/01/2035		800	0	0	0	0	0
Receive(6)	3-Month PLN-WIBOR	4.685	Annual	12/02/2035		100	0	0	0	0	0
Receive(6)	3-Month PLN-WIBOR	4.730	Annual	12/31/2035		100	0	0	0	0	0
Receive	3-Month ZAR-JIBAR	7.205	Quarterly	02/28/2031	ZAR	16,860	(9)	(16)	(25)	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	4,800	(21)	(2)	(23)	0	(3)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		2,200	43	(73)	(30)	0	(3)
Pay	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	200	0	0	0	0	0
Pay(6)	6-Month CZK-PRIBOR	4.523	Annual	12/01/2035		4,400	0	0	0	0	0
Pay(6)	6-Month CZK-PRIBOR	4.485	Annual	12/02/2035		600	0	0	0	0	0
Pay(6)	6-Month CZK-PRIBOR	4.530	Annual	12/31/2035		500	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030	EUR	100	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		200	(1)	(1)	(2)	0	0
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		100	(1)	(3)	(4)	0	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		100	(1)	(2)	(3)	0	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		100	(1)	(3)	(4)	0	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		100	(1)	(2)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033		100	0	(1)	(1)	0	0

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2025 (Unaudited)

Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		100	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		90	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.680	Annual	08/07/2034		100	0	1	1	0	0
Receive	6-Month EUR-EURIBOR	2.590	Annual	08/19/2034		100	0	2	2	0	0
Receive	6-Month EUR-EURIBOR	2.580	Annual	08/29/2034		100	0	2	2	0	0
Receive	6-Month EUR-EURIBOR	2.390	Annual	10/01/2034		100	0	4	4	0	0
Pay	6-Month EUR-EURIBOR	2.380	Annual	12/31/2034		100	0	(5)	(5)	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		100	0	(2)	(2)	0	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		100	0	(1)	(1)	0	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		100	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.510	Annual	04/09/2035		100	0	2	2	0	0
Receive	6-Month EUR-EURIBOR	2.550	Annual	04/16/2035		100	0	2	2	0	0
Receive	6-Month EUR-EURIBOR	2.530	Annual	04/23/2035		100	(1)	3	2	0	0
Receive	6-Month EUR-EURIBOR	2.450	Annual	05/05/2035		100	0	3	3	0	0
Receive	28-Day MXN-TIIE	7.000	Lunar	03/01/2029	MXN	6,400	0	5	5	0	0
Receive	28-Day MXN-TIIE	7.011	Lunar	03/01/2029		18,500	0	13	13	0	(1)
Pay	28-Day MXN-TIIE	7.760	Lunar	03/01/2029		4,600	0	2	2	0	0
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029		17,200	(28)	(15)	(43)	0	(1)
Receive	CPURNSA	2.502	Maturity	03/25/2030		$3,400	0	(15)	(15)	5	0
Receive	CPURNSA	2.520	Maturity	03/27/2030		2,800	0	(15)	(15)	4	0
Receive	CPURNSA	2.514	Maturity	10/29/2030		1,600	0	(9)	(9)	2	0
Receive	CPURNSA	2.480	Maturity	10/29/2035		3,700	0	(19)	(19)	6	0
Receive	CPURNSA	2.452	Maturity	07/20/2052		1,000	0	13	13	3	0

							$2,325	$2,330	$4,655	$235	$(58)

Total Swap Agreements							$2,124	$2,311	$4,435	$235	$(58)

(e)	Securities with an aggregate market value of $550 and cash of $7,138 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered			Currency to be Received	Asset		Liability

AZD		01/2026			$36		JPY	5,586	$0		$0
BOA		01/2026		AUD	135			$89	0		(1)
		01/2026		BRL	323			59	0		0
		01/2026		CLP	46,518			51	0		(1)
		01/2026		KRW	62,476			43	0		0
		01/2026		PHP	1,770			30	0		0
		01/2026		PLN	3,614			979	0		(27)
		01/2026		THB	2,919			90	0		(3)
		01/2026		TWD	4,552			149	4		0
		01/2026			$60		BRL	323	0		(1)
		01/2026			200		CAD	275	0		0
		01/2026			51		CLP	46,517	1		0
		01/2026			100		COP	376,100	0		(1)

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2025 (Unaudited)

	01/2026		101	INR	9,179	1	0
	01/2026		67	KRW	98,586	1	0
	01/2026		236	PLN	864	5	0
	01/2026		23	TWD	726	0	0
	02/2026	ILS	376		$118	0	0
	03/2026	PEN	7,503		2,226	0	(1)
	03/2026		$51	CLP	46,517	1	0
	03/2026		100	MXN	1,811	0	0
	03/2026		50	PEN	169	0	0
	04/2026		34	MXN	633	1	0
	06/2026	PEN	526		$156	0	0
BPS	01/2026	AUD	992		645	0	(17)
	01/2026	CNH	3,078		437	0	(5)
	01/2026	ILS	930		287	0	(5)
	01/2026	INR	9,917		110	0	0
	01/2026	JPY	32,800		212	3	0
	01/2026	KRW	58,958		40	0	(1)
	01/2026	NZD	979		556	0	(7)
	01/2026	PLN	525		144	0	(2)
	01/2026	TWD	23,913		778	17	0
	01/2026		$40	CLP	36,296	0	0
	01/2026		490	CNH	3,433	2	0
	01/2026		104	COP	393,799	0	(1)
	01/2026		354	EUR	301	0	(1)
	01/2026		101	IDR	1,691,984	0	0
	01/2026		50	INR	4,517	0	0
	01/2026		314	PLN	1,138	3	0
	01/2026		823	TWD	25,825	2	(2)
	01/2026		385	ZAR	6,420	2	0
	01/2026	ZAR	2,947		$176	0	(2)
	02/2026		$112	INR	10,123	0	0
	02/2026		292	TWD	9,172	0	(1)
	03/2026	CZK	1,738		$83	0	(1)
	03/2026	TWD	9,058		292	4	0
	04/2026	BRL	700		122	0	(3)
BRC	01/2026	EUR	159		185	0	(2)
	01/2026	ILS	33		10	0	0
	01/2026	PHP	2,955		50	0	0
	01/2026	THB	942		30	0	0
	01/2026		$20	IDR	333,580	0	0
	01/2026		185	MYR	761	2	0
	01/2026		54	PLN	197	1	0
	01/2026		30	TRY	1,329	1	0
	01/2026	ZAR	9,926		$573	0	(25)
	02/2026	ILS	157		49	0	(1)
	02/2026	TRY	123		3	0	0
	02/2026		$500	TRY	22,705	14	0
	03/2026		101	COP	397,272	2	0
	03/2026		299	MXN	5,541	6	0
	03/2026		801	TRY	36,632	10	0
BSH	01/2026	BRL	700		$126	0	(2)
	01/2026		$127	BRL	700	1	0
	01/2026		588	JPY	91,525	0	(3)
	02/2026		126	BRL	705	2	0
	02/2026		51	COP	196,618	1	0
	02/2026		179	PEN	610	3	0
	03/2026	PEN	1,144		$328	0	(12)
	04/2026	BRL	1,300		229	0	(3)
	05/2026	PEN	1,382		405	0	(4)
CBK	01/2026	BRL	329		60	0	0
	01/2026	CAD	224		161	0	(3)
	01/2026	CLP	46,518		51	0	(1)
	01/2026	DKK	175		27	0	0
	01/2026	EUR	246		290	0	0
	01/2026	IDR	334,380		20	0	0
	01/2026	KRW	38,492		26	0	0
	01/2026	NZD	158		91	0	0
	01/2026	TWD	23,932		788	26	0
	01/2026		$216	AUD	326	1	0
	01/2026		60	BRL	329	0	0
	01/2026		120	CLP	110,459	3	0
	01/2026		323	CNH	2,253	1	0
	01/2026		20	COP	77,236	0	0
	01/2026		50	IDR	833,781	0	0
	01/2026		30	ILS	95	0	0
	01/2026		2,561	INR	228,789	2	(24)
	01/2026		97	KRW	142,761	2	0
	01/2026		190	PEN	641	1	0
	01/2026		30	PLN	107	0	0
	01/2026		3	THB	111	0	0
	01/2026		425	TWD	13,294	0	(2)
	01/2026	ZAR	1,903		$111	0	(4)
	02/2026	ILS	288		91	0	0
	02/2026	PEN	1,141		338	0	(1)
	02/2026		$8	TWD	243	0	0
	03/2026	PEN	6,504		$1,860	0	(70)

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2025 (Unaudited)

	03/2026	TWD	9,844		316	3	0
	03/2026		$171	CLP	159,218	6	0
	03/2026		50	TWD	1,554	0	0
	08/2026		108	ZAR	1,923	6	0
CIB	01/2026		50	PEN	168	0	0
DUB	01/2026	ILS	263		$82	0	(1)
	01/2026	KRW	170,329		116	0	(2)
	01/2026		$50	COP	189,422	0	(1)
	01/2026		208	ILS	663	0	0
	01/2026		567	INR	50,478	0	(6)
	01/2026		281	KRW	413,412	5	0
	01/2026		10	TWD	316	0	0
	01/2026		175	ZAR	2,941	3	0
	01/2026	ZAR	13,762		$790	0	(40)
	02/2026	ILS	662		208	0	0
	02/2026		$192	HUF	63,172	1	0
	02/2026		10	TWD	328	0	0
FAR	01/2026	AUD	2,021		$1,313	0	(36)
	01/2026	CHF	49		60	0	(1)
	01/2026	CNH	1,534		218	0	(2)
	01/2026	MXN	18,007		971	0	(27)
	01/2026	MYR	41		10	0	0
	01/2026	NZD	560		321	0	(2)
	01/2026		$110	ILS	353	1	0
	01/2026		404	PLN	1,478	7	0
	01/2026	ZAR	12,265		$713	0	(26)
	02/2026	ILS	352		110	0	(1)
	02/2026	PEN	2,453		700	0	(28)
GLM	01/2026	CHF	642		801	0	(10)
	01/2026	ILS	500		155	0	(2)
	01/2026	THB	2,075		65	0	(1)
	01/2026		$308	CAD	421	0	(1)
	01/2026		221	CNH	1,555	3	0
	01/2026		50	COP	188,455	0	0
	01/2026		100	IDR	1,678,156	0	0
	01/2026		18	MYR	73	0	0
	01/2026		326	PLN	1,189	6	0
	01/2026	ZAR	9,120		$529	0	(21)
	02/2026		$165	MXN	3,063	4	0
	02/2026		23	TRY	1,029	1	0
	03/2026	BRL	0		$0	0	0
	03/2026	PEN	210		62	0	0
	03/2026		$2,683	BRL	14,862	0	(6)
	03/2026		122	MXN	2,266	3	0
	04/2026	BRL	4,900		$849	1	(28)
	04/2026		$340	MXN	6,259	4	0
JPM	01/2026	CNH	6,386		$907	0	(10)
	01/2026	ILS	2,090		641	0	(15)
	01/2026	INR	17,680		199	2	0
	01/2026	KRW	1,071,789		747	4	0
	01/2026	PLN	956		261	0	(5)
	01/2026		$204	CAD	280	0	0
	01/2026		280	CNH	1,970	2	0
	01/2026		221	INR	19,699	0	(3)
	01/2026		199	KRW	292,090	4	0
	01/2026		36	NOK	367	1	0
	01/2026		296	PLN	1,090	8	0
	01/2026		438	TWD	13,553	0	(7)
	01/2026	ZAR	3,343		$195	0	(7)
	02/2026		$747	KRW	1,070,383	0	(5)
	02/2026		341	MXN	6,327	8	0
	03/2026		207		3,789	3	0
	04/2026	BRL	12,600		$2,134	0	(118)
	04/2026		$100	MXN	1,841	1	0
MBC	01/2026	BRL	709		$129	0	(1)
	01/2026	CAD	2,790		1,982	0	(51)
	01/2026	CHF	127		160	0	0
	01/2026	EUR	121		142	0	0
	01/2026	GBP	162		218	0	(1)
	01/2026	JPY	460,500		2,964	22	0
	01/2026	KRW	20,239		14	0	0
	01/2026	NOK	400		40	0	0
	01/2026	SEK	1,432		150	0	(5)
	01/2026	SGD	3,910		3,014	0	(30)
	01/2026		$187	AUD	280	0	0
	01/2026		128	BRL	709	1	0
	01/2026		592	EUR	506	3	0
	01/2026		39	INR	3,510	0	0
	01/2026		437	JPY	68,039	0	(3)
	01/2026		84	PLN	310	2	0
	01/2026		100	SEK	930	1	0
	01/2026		7	THB	240	0	0
	01/2026		35	TWD	1,120	0	0
	01/2026		30	ZAR	504	0	0
	02/2026		76	MXN	1,406	2	0
	03/2026		86		1,586	1	0

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2025 (Unaudited)

04/2026	83	1,533	1	0
MYI	01/2026	150	CAD	209	2	0
01/2026	98	INR	8,900	1	0
01/2026	0	JPY	31	0	0
01/2026	147	KRW	214,519	2	0
01/2026	30	TWD	935	0	0
02/2026	ILS	580	$180	0	(2)
04/2026	$47	MXN	864	0	0
NGF	01/2026	KRW	279,219	$191	0	(3)
01/2026	$189	KRW	277,302	3	0
RBC	01/2026	99	144,545	2	0
SCX	01/2026	CNH	3,059	$434	0	(5)
01/2026	INR	1,821	20	0	0
01/2026	JPY	11,600	74	0	0
01/2026	TWD	4,935	162	5	0
01/2026	$109	EUR	94	1	0
01/2026	168	IDR	2,814,313	0	0
01/2026	107	INR	9,602	0	0
01/2026	457	JPY	70,998	0	(3)
SOG	01/2026	EUR	6,335	$7,334	0	(114)
01/2026	$1,698	JPY	265,594	0	(1)
01/2026	100	SEK	944	3	0
01/2026	100	TWD	3,133	0	0
02/2026	PEN	209	$62	0	0
02/2026	$76	MXN	1,406	2	0
03/2026	MXN	25,690	$1,371	0	(46)
03/2026	PEN	7	2	0	0
03/2026	$1,068	MXN	20,013	35	0
UAG	01/2026	CHF	201	$251	0	(3)
01/2026	PLN	402	110	0	(2)
01/2026	THB	633	20	0	0
01/2026	$340	PLN	1,233	4	0
01/2026	ZAR	13,481	$775	0	(38)
02/2026	$69	MXN	1,273	2	0
03/2026	185	CLP	171,982	6	0

Total Forward Foreign Currency Contracts	$314	$(960)

PURCHASED OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GST	Put - OTC CDX.IG-45 5-Year Index	Buy	0.650%	05/20/2026	30,100	$59	$45

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	3,200	$5	$2
Call - OTC USD versus HKD	7.800	08/24/2026	4,600	6	2
Put - OTC USD versus KRW	KRW	1,419.000	02/12/2026	410	2	2
Put - OTC USD versus ZAR	ZAR	18.000	08/19/2026	910	40	73
BRC	Put - OTC USD versus KRW	KRW	1,423.000	02/12/2026	140	1	1
GLM	Put - OTC USD versus BRL	BRL	5.390	02/04/2026	540	8	3
Call - OTC USD versus HKD	HKD	7.800	08/14/2026	900	1	1
MBC	Call - OTC USD versus HKD	7.800	08/14/2026	1,600	2	1
Call - OTC USD versus HKD	7.800	08/24/2026	1,800	3	1

$68	$86

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.093%	01/04/2027	21,400	$15	$9
Call - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.230	03/30/2026	2,100	16	6
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.317	03/02/2026	2,400	14	4
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.194	03/04/2026	500	2	1
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.758	03/30/2026	1,100	9	5
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.146	04/15/2026	1,400	11	3
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.972	08/04/2026	200	2	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.222	08/04/2026	100	1	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.965	08/05/2026	200	2	0

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2025 (Unaudited)

	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.215	08/05/2026	100	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.067	08/12/2026	200	2	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.317	08/12/2026	100	1	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.075	08/14/2026	200	2	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.325	08/14/2026	100	1	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.427	08/06/2035	600	53	42
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.427	08/06/2035	600	53	52
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.656	08/20/2035	600	52	46
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.656	08/20/2035	600	52	49
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	900	78	70
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	900	78	72
BRC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	1,600	129	91
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	2,100	169	159
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.163	08/23/2027	124,100	623	435
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.163	08/23/2027	124,100	623	608
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.189	01/02/2026	1,800	8	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.442	03/24/2026	2,700	13	12
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.174	04/27/2026	2,200	16	5
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/20/2035	2,400	208	182
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/21/2035	1,900	164	144
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.751	10/14/2026	18,400	16	12
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.407	03/18/2026	3,500	17	12
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	1,500	132	108
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	1,500	132	128
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	4,800	387	274
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	6,300	508	478
JPM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.260	04/28/2026	2,500	24	8
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	02/18/2026	5,400	11	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.989	08/06/2026	300	2	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.239	08/06/2026	100	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.995	08/07/2026	200	2	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.245	08/07/2026	100	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.038	08/11/2026	200	2	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.288	08/11/2026	100	1	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	2,300	203	166
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	2,300	203	197
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.857	10/07/2026	23,200	18	10
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.141	12/30/2026	22,700	17	9
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.082	01/04/2027	22,800	17	10
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.421	03/30/2026	2,700	14	11
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.174	04/27/2026	200	1	1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.255	08/03/2026	2,500	33	11
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.505	08/03/2026	2,200	44	18

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2025 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.255	08/03/2026	2,200	32	16
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.048	08/10/2026	200	2	1
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.298	08/10/2026	100	1	1
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	08/07/2035	600	53	43
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	08/07/2035	600	53	51
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.520	08/13/2035	1,200	106	88
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.520	08/13/2035	1,200	106	102

$4,537	$3,757

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2056	$97.375	02/05/2026	$1,400	$2	$1
Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2056	98.906	02/05/2026	5,400	4	0
Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2056	98.922	02/05/2026	5,200	3	0

$9	$1

Total Purchased Options	$4,673	$3,889

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Call - OTC CDX.IG-45 5-Year Index	Buy	0.525%	01/21/2026	4,200	$(5)	$(5)
Call - OTC CDX.IG-45 5-Year Index	Buy	0.550	01/21/2026	12,150	(22)	(27)
Call - OTC CDX.IG-45 5-Year Index	Buy	0.575	01/21/2026	2,000	(5)	(7)
Call - OTC CDX.IG-45 5-Year Index	Buy	0.525	02/18/2026	11,700	(17)	(17)
Put - OTC CDX.IG-45 5-Year Index	Sell	0.525	02/18/2026	2,700	(4)	(3)
Call - OTC CDX.IG-45 5-Year Index	Buy	0.500	05/20/2026	6,800	(9)	(9)
Call - OTC CDX.IG-45 5-Year Index	Buy	0.525	05/20/2026	27,100	(50)	(50)
RBC	Call - OTC CDX.IG-45 5-Year Index	Buy	0.525	02/18/2026	400	(1)	(1)

$(113)	$(119)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	3,200	$(2)	$(1)
Call - OTC USD versus HKD	7.850	08/24/2026	4,600	(2)	(2)
Put - OTC USD versus KRW	KRW	1,383.000	02/12/2026	410	(1)	(1)
Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	1,810	(38)	(68)
BRC	Put - OTC USD versus KRW	KRW	1,385.000	02/12/2026	140	0	0
GLM	Put - OTC USD versus BRL	BRL	5.160	02/04/2026	540	(2)	0
Call - OTC USD versus BRL	5.680	02/04/2026	540	(7)	(4)
Call - OTC USD versus HKD	HKD	7.850	08/14/2026	900	0	0
MBC	Call - OTC USD versus HKD	7.850	08/14/2026	1,600	(1)	(1)
Call - OTC USD versus HKD	7.850	08/24/2026	1,800	(1)	(1)

$(54)	$(78)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.617%	03/02/2026	2,600	$(14)	$(17)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.646	04/15/2026	1,600	(12)	(14)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.622	01/29/2026	200	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.882	01/29/2026	200	0	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.066	02/05/2026	1,000	(2)	(1)
DUB	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.689	01/02/2026	2,000	(8)	0
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.742	03/24/2026	2,900	(13)	(14)

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2025 (Unaudited)

Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.674	04/27/2026	2,300	(16)	(19)
FAR	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.707	03/18/2026	3,600	(17)	(19)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.580	01/05/2026	300	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.860	01/05/2026	300	(1)	0
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.578	01/12/2026	200	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.878	01/12/2026	200	0	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.648	01/15/2026	200	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.928	01/15/2026	200	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.180	02/05/2026	2,800	(3)	(1)
JPM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.560	04/28/2026	2,500	(23)	(30)
MYC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.721	03/30/2026	2,900	(14)	(16)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.674	04/27/2026	200	(1)	(2)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.625	01/08/2026	300	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.925	01/08/2026	300	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.639	01/12/2026	200	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.919	01/12/2026	200	0	0
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.639	01/12/2026	300	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.919	01/12/2026	300	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.186	02/05/2026	2,900	(3)	(1)

$(134)	$(135)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2056	$97.375	01/07/2026	$800	$(2)	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 03/01/2056	102.133	03/05/2026	2,100	(6)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 03/01/2056	102.141	03/05/2026	3,200	(8)	(2)

$(16)	$(4)

Total Written Options	$(317)	$(336)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Saudi Arabia Government International Bonds	1.000%	Quarterly	12/20/2035	1.056%	$200	$0	$(1)	$0	$(1)
GST	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.706	100	(1)	1	0	0
JPM	Saudi Arabia Government International Bonds	1.000	Quarterly	06/20/2035	1.033	400	3	(4)	0	(1)

$2	$(4)	$0	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	490	$110	$6	$116	$0
BPS	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	1,050	242	6	248	0
CBK	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	700	159	6	165	0
JPM	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	1,610	372	7	379	0

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2025 (Unaudited)

MYC	iTraxx Crossover 44 5-Year 35-100% Index			5.000	Quarterly	12/20/2030	290	68	0	68	0

								$951	$25	$976	$0

TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Receive	NDDUEAFE Index	377	4.020% (SOFR plus a specified spread)	Monthly	11/04/2026	$3,977	$0	$(14)	$0	$(14)
JPM	Receive	NDDUEAFE Index	2,544	3.975% (SOFR plus a specified spread)	Monthly	07/08/2026	26,978	0	(91)	0	(91)
MYI	Receive	NDDUEAFE Index	1,881	3.990% (SOFR plus a specified spread)	Monthly	06/03/2026	19,948	0	(68)	0	(68)
	Receive	NDDUEAFE Index	1,344	4.055% (SOFR plus a specified spread)	Monthly	11/18/2026	14,253	0	(49)	0	(49)
UAG	Receive	NDDUEAFE Index	373	3.965% (SOFR plus a specified spread)	Monthly	05/06/2026	3,955	0	(13)	0	(13)
	Receive	NDDUEAFE Index	11,162	4.065% (SOFR plus a specified spread)	Monthly	09/23/2026	118,371	0	(410)	0	(410)

								$0	$(645)	$0	$(645)

Total Swap Agreements								$953	$(624)	$976	$(647)

(g)

Securities with an aggregate market value of $525 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)						Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$3,287	$0		$3,287
Industrials						0	1,525	0		1,525
Utilities						0	1,227	0		1,227
U.S. Government Agencies						0	175,612	0		175,612
U.S. Treasury Obligations						0	8,121	0		8,121
Non-Agency Mortgage-Backed Securities						0	11,038	0		11,038
Asset-Backed Securities
Automobile ABS Other						0	3,095	0		3,095
Automobile Sequential						0	2,957	0		2,957
CMBS Other						0	5,495	0		5,495
Home Equity Other						0	17,028	0		17,028
Other ABS						0	18,494	500		18,994
Sovereign Issues						0	20,972	0		20,972
Exchange-Traded Funds						25,562	0	0		25,562
Short-Term Instruments
Repurchase Agreements						0	33,000	0		33,000

						$25,562	$301,851	$500		$327,913
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes						$11,220	$0	$0		$11,220

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	December 31, 2025 (Unaudited)

Total Investments	$36,782	$301,851	$500	$339,133

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(23,779)	$0	$(23,779)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	251	245	0	496
Over the counter	0	5,179	0	5,179

	$251	$5,424	$0	$5,675
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(15)	(140)	0	(155)
Over the counter	0	(1,943)	0	(1,943)

	$(15)	$(2,083)	$0	$(2,098)

Total Financial Derivative Instruments	$236	$3,341	$0	$3,577

Totals	$37,018	$281,413	$500	$318,931

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 178.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Altice France SA 10.860% (TSFR3M + 6.875%) due 05/31/2031 ~	$289	$289
Oi SA TBD% - 19.000% due 12/30/2050 «~	211	2

Total Loan Participations and Assignments (Cost $484)		291

CORPORATE BONDS & NOTES 51.3%
BANKING & FINANCE 21.2%
Agree LP
2.000% due 06/15/2028	900	859
4.800% due 10/01/2032	1,800	1,812
AIA Group Ltd. 3.200% due 09/16/2040	900	714
Ally Financial, Inc. 6.848% due 01/03/2030 •	1,200	1,274
American Assets Trust LP 3.375% due 02/01/2031	1,100	1,003
American Tower Corp. 2.300% due 09/15/2031	2,800	2,488
Antares Holdings LP 3.750% due 07/15/2027	1,200	1,174
Assured Guaranty U.S. Holdings, Inc. 3.150% due 06/15/2031	250	236
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027	284	276
Banco Bilbao Vizcaya Argentaria SA 6.033% due 03/13/2035 •	1,800	1,914
Bank of America Corp.
2.299% due 07/21/2032 •	300	268
5.468% due 01/23/2035 •	1,700	1,772
Barclays PLC
5.690% due 03/12/2030 •	1,600	1,665
6.692% due 09/13/2034 •	1,600	1,772
BNP Paribas SA 3.132% due 01/20/2033 •	1,300	1,186
Brixmor Operating Partnership LP 4.125% due 05/15/2029	200	199
Cantor Fitzgerald LP 7.200% due 12/12/2028	1,600	1,702
Capital One NA 4.650% due 09/13/2028	1,000	1,015
Commonwealth Bank of Australia 3.743% due 09/12/2039 (g)	1,300	1,086
COPT Defense Properties LP 2.900% due 12/01/2033	2,100	1,796
CoStar Group, Inc. 2.800% due 07/15/2030	600	550
Country Garden Holdings Co. Ltd. (1.000% Cash or 2.500% PIK) 1.000% due 12/31/2032 «(b)(c)	102	6
Cousins Properties LP 5.250% due 07/15/2030	500	514
Credit Suisse AG AT1 Claim	200	59
Crown Castle, Inc.
3.250% due 01/15/2051	600	397
4.000% due 11/15/2049	800	602
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026	4,200	4,192
Deutsche Bank AG
3.729% due 01/14/2032 •	1,300	1,229
3.742% due 01/07/2033 •	3,600	3,345
Equitable Holdings, Inc. 4.572% due 02/15/2029	257	258
Fairfax Financial Holdings Ltd. 4.625% due 04/29/2030	600	603
Ford Motor Credit Co. LLC
2.700% due 08/10/2026	1,200	1,189
6.125% due 03/08/2034	600	610
GA Global Funding Trust 2.900% due 01/06/2032	1,100	979

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2025 (Unaudited)

Global Atlantic Fin Co. 3.125% due 06/15/2031		1,950	1,766
GLP Capital LP/GLP Financing II, Inc. 3.250% due 01/15/2032		3,500	3,176
Goldman Sachs Group, Inc. 5.727% due 04/25/2030 •		1,500	1,567
HAT Holdings I LLC/HAT Holdings II LLC 3.375% due 06/15/2026		215	214
Healthcare Realty Holdings LP 3.500% due 08/01/2026		1,300	1,293
HSBC Holdings PLC
2.848% due 06/04/2031 •		1,600	1,496
4.041% due 03/13/2028 •		300	300
5.402% due 08/11/2033 •		300	311
6.254% due 03/09/2034 •		1,600	1,742
ING Groep NV 5.550% due 03/19/2035 •		700	728
Intercontinental Exchange, Inc. 2.650% due 09/15/2040		3,200	2,379
Invitation Homes Operating Partnership LP 2.700% due 01/15/2034		3,300	2,822
JPMorgan Chase & Co. 5.350% due 06/01/2034 •		1,800	1,871
Lloyds Banking Group PLC 5.679% due 01/05/2035 •		2,500	2,633
LXP Industrial Trust 2.700% due 09/15/2030		500	459
Mitsubishi UFJ Financial Group, Inc. 2.048% due 07/17/2030		600	545
Mizuho Financial Group, Inc. 2.201% due 07/10/2031 •		1,400	1,276
Morgan Stanley
0.000% due 04/02/2032 þ(h)		8,600	6,308
5.173% due 01/16/2030 •		100	103
Nasdaq, Inc. 2.500% due 12/21/2040		1,100	784
National Health Investors, Inc. 3.000% due 02/01/2031		800	728
Nationwide Building Society 4.000% due 09/14/2026		1,130	1,128
Nationwide Financial Services, Inc. 3.900% due 11/30/2049		600	455
NatWest Group PLC
5.076% due 01/27/2030 •		1,200	1,227
5.778% due 03/01/2035 •		1,800	1,904
Nomura Holdings, Inc.
2.999% due 01/22/2032		2,300	2,088
3.103% due 01/16/2030		500	475
Nykredit Realkredit AS
1.500% due 10/01/2052	DKK	4,727	583
1.500% due 10/01/2053		2,044	259
Omega Healthcare Investors, Inc. 3.375% due 02/01/2031		$1,600	1,495
OneMain Finance Corp. 3.500% due 01/15/2027		2,300	2,279
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 4.875% due 05/15/2029		900	880
Prologis LP 3.375% due 12/15/2027		300	298
Rexford Industrial Realty LP 2.125% due 12/01/2030		1,400	1,254
Sammons Financial Group, Inc. 3.350% due 04/16/2031		1,000	928
Santander U.K. Group Holdings PLC
2.469% due 01/11/2028 •		1,400	1,377
4.320% due 09/22/2029 •		1,200	1,201
Sirius Real Estate Ltd. 1.125% due 06/22/2026	EUR	1,100	1,283
Standard Chartered PLC 3.603% due 01/12/2033 •		$2,200	2,035
Stellantis Finance U.S., Inc. 1.711% due 01/29/2027		1,100	1,070
Store Capital LLC 2.700% due 12/01/2031		2,800	2,478
Sumitomo Mitsui Financial Group, Inc. 5.424% due 07/09/2031		1,500	1,570
SURA Asset Management SA 4.375% due 04/11/2027		270	270
Synchrony Financial 2.875% due 10/28/2031 (i)		4,900	4,403
Teachers Insurance & Annuity Association of America 4.900% due 09/15/2044		1,100	1,000
UBS Group AG
3.091% due 05/14/2032 •		1,400	1,300
3.869% due 01/12/2029 •		1,700	1,691
4.194% due 04/01/2031 •		250	248

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2025 (Unaudited)

5.428% due 02/08/2030 •		2,100	2,173
6.301% due 09/22/2034 •		1,700	1,857
VICI Properties LP/VICI Note Co., Inc. 3.875% due 02/15/2029		1,300	1,277
Wells Fargo & Co.
2.572% due 02/11/2031 •		1,600	1,495
4.078% due 09/15/2029 •		1,200	1,199
5.198% due 01/23/2030 •		1,700	1,751

			116,176

INDUSTRIALS 24.3%
Air Canada Pass-Through Trust 5.250% due 10/01/2030		590	604
Aker BP ASA 3.100% due 07/15/2031		1,000	919
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		851	857
Alcon Finance Corp. 3.800% due 09/23/2049		500	384
Altria Group, Inc. 4.800% due 02/14/2029		258	263
American Airlines Pass-Through Trust
2.875% due 01/11/2036		2,601	2,383
3.350% due 04/15/2031		1,248	1,212
3.375% due 11/01/2028		948	937
3.600% due 04/15/2031		149	142
3.650% due 12/15/2029		292	284
Amgen, Inc. 3.350% due 02/22/2032		1,600	1,507
Aptiv Swiss Holdings Ltd. 3.100% due 12/01/2051		3,600	2,315
Arrow Electronics, Inc. 2.950% due 02/15/2032		800	716
Ashtead Capital, Inc. 5.800% due 04/15/2034		1,700	1,783
AutoNation, Inc. 4.750% due 06/01/2030		400	404
Bacardi Ltd. 4.700% due 05/15/2028		1,200	1,209
BAT Capital Corp. 6.421% due 08/02/2033		1,800	1,988
Bayer U.S. Finance LLC 6.500% due 11/21/2033		3,000	3,249
Beignet Investor LLC 6.581% due 05/30/2049		5,900	6,239
BMS Ireland Capital Funding DAC 3.857% due 11/10/2038	EUR	500	579
Boardwalk Pipelines LP 3.400% due 02/15/2031		$2,000	1,893
Boeing Co.
3.250% due 02/01/2035		700	614
3.600% due 05/01/2034		700	637
6.528% due 05/01/2034		4,000	4,427
British Airways Pass-Through Trust
3.300% due 06/15/2034		1,938	1,834
3.800% due 03/20/2033		474	466
4.125% due 03/20/2033		767	744
Broadcom, Inc. 4.300% due 11/15/2032		1,300	1,283
Cameron LNG LLC 3.302% due 01/15/2035		300	263
Carrier Global Corp. 3.377% due 04/05/2040		500	404
Catholic Health Services of Long Island Obligated Group 3.368% due 07/01/2050		500	347
CDW LLC/CDW Finance Corp. 3.569% due 12/01/2031		1,100	1,025
Centene Corp.
2.450% due 07/15/2028		1,400	1,312
4.625% due 12/15/2029		500	485
Charter Communications Operating LLC/Charter Communications Operating Capital
4.400% due 12/01/2061		4,200	2,750
5.375% due 05/01/2047		1,300	1,072
Conagra Brands, Inc.
5.300% due 11/01/2038		1,100	1,051
5.750% due 08/01/2035		400	409
Continental Resources, Inc. 2.268% due 11/15/2026		2,000	1,959
CSN Resources SA 4.625% due 06/10/2031		1,600	1,233
CVS Health Corp. 5.050% due 03/25/2048		800	706
CVS Pass-Through Trust 4.704% due 01/10/2036		2,049	1,904

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2025 (Unaudited)

DAE Funding LLC 3.375% due 03/20/2028	1,900	1,852
Energy Transfer LP
4.150% due 09/15/2029	700	696
6.625% due 10/15/2036	500	544
7.500% due 07/01/2038	400	465
Ferguson Enterprises, Inc. 4.350% due 03/15/2031	600	598
Ferguson Finance PLC 3.250% due 06/02/2030	400	382
Flex Intermediate Holdco LLC 3.363% due 06/30/2031	2,400	2,212
Fresenius Medical Care U.S. Finance III, Inc. 2.375% due 02/16/2031	700	622
Global Payments, Inc.
2.900% due 05/15/2030	400	371
2.900% due 11/15/2031	3,100	2,780
Hilton Domestic Operating Co., Inc. 3.625% due 02/15/2032	700	650
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 4.875% due 07/01/2031	2,100	1,962
Humana, Inc. 5.375% due 04/15/2031	1,400	1,448
Huntsman International LLC 4.500% due 05/01/2029	500	480
Hyatt Hotels Corp. 5.375% due 12/15/2031	1,285	1,324
Hyundai Capital America 2.100% due 09/15/2028	1,700	1,609
Imperial Brands Finance PLC 6.125% due 07/27/2027	800	824
IRB Infrastructure Developers Ltd. 7.110% due 03/11/2032	1,300	1,343
JetBlue Pass-Through Trust 4.000% due 05/15/2034	1,144	1,091
Leidos, Inc. 4.375% due 05/15/2030	400	400
Mars, Inc. 5.650% due 05/01/2045	1,100	1,109
Marvell Technology, Inc. 1.650% due 04/15/2026	1,700	1,689
Melco Resorts Finance Ltd.
5.375% due 12/04/2029	1,000	991
5.750% due 07/21/2028	600	600
Motorola Solutions, Inc. 2.300% due 11/15/2030	1,200	1,091
MPLX LP 2.650% due 08/15/2030	700	649
National Fuel Gas Co. 2.950% due 03/01/2031	1,000	914
Newmont Corp./Newcrest Finance Pty. Ltd. 5.750% due 11/15/2041	201	204
Nissan Motor Co. Ltd. 4.810% due 09/17/2030	3,100	2,925
NTT Finance Corp. 5.171% due 07/16/2032	600	616
NXP BV/NXP Funding LLC/NXP USA, Inc. 3.250% due 11/30/2051	1,300	864
Oracle Corp. 5.950% due 09/26/2055 (i)	1,500	1,330
Penske Truck Leasing Co. LP/PTL Finance Corp. 3.350% due 11/01/2029	500	481
Petroleos Mexicanos 6.950% due 01/28/2060	3,228	2,630
Prosus NV 4.987% due 01/19/2052	3,400	2,704
PTC, Inc. 4.000% due 02/15/2028	400	396
QatarEnergy 3.125% due 07/12/2041	1,500	1,157
Rackspace Technology Global, Inc. 5.375% due 12/01/2028	1,000	210
Regeneron Pharmaceuticals, Inc. 1.750% due 09/15/2030	1,200	1,071
Revvity, Inc. 3.300% due 09/15/2029	300	289
Rogers Communications, Inc. 3.800% due 03/15/2032	1,200	1,131
Royalty Pharma PLC 4.450% due 03/25/2031	1,200	1,197
Santos Finance Ltd. 3.649% due 04/29/2031	900	844
Sasol Financing USA LLC 4.375% due 09/18/2026	500	498
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029	93	90

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2025 (Unaudited)

Studio City Finance Ltd. 5.000% due 01/15/2029		500	483
T-Mobile USA, Inc.
3.000% due 02/15/2041		2,000	1,491
3.875% due 04/15/2030		400	393
5.150% due 04/15/2034		1,400	1,432
TD SYNNEX Corp.
1.750% due 08/09/2026		800	788
2.375% due 08/09/2028		1,600	1,524
Tennessee Gas Pipeline Co. LLC 2.900% due 03/01/2030		2,700	2,549
Thames Water Super Senior Issuer PLC 9.750% due 10/10/2027	GBP	91	142
Time Warner Cable LLC 5.875% due 11/15/2040		$400	370
TMS Issuer SARL 5.780% due 08/23/2032		1,100	1,148
TransCanada PipeLines Ltd. 7.250% due 08/15/2038		150	172
Tyson Foods, Inc.
5.400% due 03/15/2029		1,300	1,344
5.700% due 03/15/2034		1,800	1,899
United Airlines Pass-Through Trust
3.500% due 09/01/2031		911	881
4.000% due 10/11/2027		429	429
5.875% due 04/15/2029		2,278	2,338
Utah Acquisition Sub, Inc. 5.250% due 06/15/2046		100	82
Vale Overseas Ltd. 3.750% due 07/08/2030		300	289
Venture Global Plaquemines LNG LLC 6.125% due 12/15/2030		900	917
Vessel Management Services, Inc. 3.432% due 08/15/2036		1,089	976
Vmed O2 U.K. Financing I PLC
5.625% due 04/15/2032	EUR	300	356
7.750% due 04/15/2032		$200	209
VMware LLC 2.200% due 08/15/2031		4,200	3,734
Volkswagen Group of America Finance LLC 4.850% due 09/11/2030		800	808
Wabtec Transportation Netherlands BV 1.250% due 12/03/2027	EUR	1,600	1,838
Western Digital Corp. 2.850% due 02/01/2029		$1,500	1,441
Williams Cos., Inc. 8.750% due 03/15/2032		137	166
Woodside Finance Ltd.
3.700% due 09/15/2026		1,600	1,594
4.500% due 03/04/2029		700	700
5.700% due 09/12/2054		300	283
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.250% due 05/15/2027		400	402

			133,303

UTILITIES 5.8%
AEP Texas, Inc. 5.400% due 06/01/2033		600	621
American Water Capital Corp. 4.150% due 06/01/2049		300	243
AT&T, Inc.
3.800% due 12/01/2057		2,681	1,846
6.050% due 08/15/2056		1,000	1,010
Duke Energy Carolinas LLC 6.450% due 10/15/2032		700	777
Edison International 5.450% due 06/15/2029		1,500	1,528
Electricite de France SA 4.875% due 09/21/2038		1,400	1,307
Enel Finance International NV 4.375% due 09/30/2030		1,300	1,296
Entergy Texas, Inc. 5.800% due 09/01/2053		1,200	1,204
FirstEnergy Corp. 4.850% due 07/15/2047		545	480
Jersey Central Power & Light Co. 4.400% due 01/15/2031		600	598
New York State Electric & Gas Corp. 5.850% due 08/15/2033		600	638
NextEra Energy Capital Holdings, Inc. 4.670% due 06/12/2035	CAD	1,500	1,113
NRG Energy, Inc. 2.450% due 12/02/2027		$1,100	1,064
Pacific Gas & Electric Co.
3.300% due 12/01/2027		500	493

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2025 (Unaudited)

4.200% due 06/01/2041	700	584
4.250% due 03/15/2046	500	393
4.400% due 03/01/2032	2,500	2,441
4.550% due 07/01/2030	1,300	1,295
6.000% due 08/15/2035	200	210
6.100% due 10/15/2055	1,100	1,081
PacifiCorp
5.300% due 02/15/2031	1,700	1,751
5.750% due 04/01/2037	400	406
6.250% due 10/15/2037	800	837
Public Service Co. of Colorado 5.150% due 09/15/2035	1,100	1,116
Puget Energy, Inc. 4.100% due 06/15/2030	500	490
Sempra
5.500% due 08/01/2033	600	628
6.000% due 10/15/2039	500	522
Southern California Edison Co.
3.650% due 02/01/2050	200	140
5.625% due 02/01/2036	200	202
6.650% due 04/01/2029	200	210
Southern Co. Gas Capital Corp. 4.400% due 06/01/2043	1,600	1,376
Telefonica Europe BV 8.250% due 09/15/2030	1,250	1,435
Virginia Electric & Power Co. 8.875% due 11/15/2038	300	401
Wisconsin Electric Power Co. 4.300% due 12/15/2045	2,400	2,015
Xcel Energy, Inc. 5.450% due 08/15/2033	300	310

		32,061

Total Corporate Bonds & Notes (Cost $299,539)		281,540

CONVERTIBLE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
Country Garden Holdings Co. Ltd. 0.010% due 12/31/2031 «	208	27

Total Convertible Bonds & Notes (Cost $27)		27

MUNICIPAL BONDS & NOTES 2.2%
CALIFORNIA 0.8%
California State General Obligation Bonds, (BABs), Series 2009 7.500% due 04/01/2034	200	233
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.714% due 06/01/2041	1,500	1,168
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010 7.488% due 08/01/2033	1,365	1,496
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112	2,000	1,663

		4,560

GEORGIA 0.4%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.637% due 04/01/2057	2,275	2,463

MARYLAND 0.3%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 3.197% due 07/01/2050	2,200	1,492

OHIO 0.4%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010 7.834% due 02/15/2041	1,700	2,007

TEXAS 0.3%
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2020 2.919% due 11/01/2050	2,400	1,682

Total Municipal Bonds & Notes (Cost $14,351)		12,204

U.S. GOVERNMENT AGENCIES 24.8%
Federal Home Loan Mortgage Corp.
4.000% due 08/01/2048	23	22
5.500% due 01/01/2055	2,146	2,178
6.750% due 03/15/2031	1,900	2,166
Federal Home Loan Mortgage Corp. REMICS 5.000% due 04/15/2038	21	22

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2025 (Unaudited)

Federal Home Loan Mortgage Corp. STRIPS 0.000% due 03/15/2031 (d)	1,100	900
Federal National Mortgage Association
3.500% due 08/01/2046	1,822	1,722
4.000% due 10/01/2047 - 06/01/2049	114	110
6.210% due 08/06/2038	9,643	11,225
Federal National Mortgage Association Principal STRIPS 0.000% due 11/15/2030 (d)	10,700	8,880
Government National Mortgage Association 4.000% due 06/20/2048	92	88
Government National Mortgage Association REMICS
3.500% due 11/20/2044	1,935	1,694
5.500% due 10/20/2037	615	626
Government National Mortgage Association, TBA
4.000% due 02/01/2056	3,500	3,306
4.500% due 02/01/2056	2,400	2,336
5.000% due 01/01/2056	2,500	2,495
6.000% due 01/01/2056	1,000	1,019
Resolution Funding Corp. Interest STRIPS 0.000% due 01/15/2030 - 04/15/2030 (a)	2,300	1,955
Resolution Funding Corp. Principal STRIPS(d) 0.000% due 04/15/2030	4,100	3,473
Seasoned Loans Structured Transaction Trust 2.750% due 11/25/2029	736	700
U.S. Small Business Administration 5.290% due 12/01/2027	10	10
Uniform Mortgage-Backed Security, TBA
5.000% due 02/01/2056	24,700	24,610
5.500% due 02/01/2056	62,525	63,346
6.000% due 02/01/2056	2,940	3,017

Total U.S. Government Agencies (Cost $135,948)		135,900

U.S. TREASURY OBLIGATIONS 85.9%
U.S. Treasury Bonds
1.375% due 11/15/2040 (k)	4,500	2,923
1.375% due 08/15/2050	900	443
1.625% due 11/15/2050 (k)	10,600	5,568
1.875% due 02/15/2041 (i)	89,500	62,559
1.875% due 02/15/2051	7,570	4,233
1.875% due 11/15/2051 (m)	1,525	843
2.000% due 11/15/2041 (i)	108,500	75,763
2.000% due 02/15/2050 (k)	6,800	3,988
2.000% due 08/15/2051	6,675	3,826
2.250% due 05/15/2041 (i)	39,700	29,213
2.250% due 08/15/2049 (i)	21,963	13,780
2.375% due 02/15/2042 (k)	3,500	2,577
2.375% due 11/15/2049 (k)	7,820	5,025
2.375% due 05/15/2051	11,928	7,521
2.750% due 08/15/2042 (k)	600	463
2.875% due 05/15/2043 (k)	1,637	1,271
2.875% due 05/15/2049	2,200	1,579
3.000% due 02/15/2048 (i)	15,200	11,316
3.000% due 08/15/2048 (k)	2,900	2,148
3.000% due 02/15/2049 (k)	7,100	5,232
3.125% due 02/15/2043 (i)(k)	17,300	13,997
3.250% due 05/15/2042 (i)	23,500	19,606
3.375% due 11/15/2048	7,400	5,857
3.875% due 05/15/2043 (i)	30,950	27,774
4.125% due 08/15/2044	4,200	3,856
4.250% due 08/15/2054	4,000	3,618
4.375% due 05/15/2041 (i)	12,650	12,330
4.500% due 11/15/2054 (i)	14,500	13,681
4.625% due 11/15/2045 (i)	12,900	12,608
4.625% due 02/15/2055 (i)	34,400	33,145
4.750% due 11/15/2043 (i)	11,500	11,505
4.750% due 05/15/2055 (i)	31,500	30,961
4.750% due 08/15/2055 (i)	5,025	4,942
4.875% due 08/15/2045 (i)	5,756	5,814
U.S. Treasury Inflation Protected Securities (f)
0.125% due 02/15/2051	18,384	9,943
0.125% due 02/15/2052	819	434
0.250% due 02/15/2050	4,306	2,482
0.625% due 02/15/2043	708	527
0.750% due 02/15/2045 (k)	2,351	1,716
1.000% due 02/15/2049 (k)	1,423	1,025
2.125% due 02/15/2054	1,910	1,718
U.S. Treasury STRIPS
0.000% due 02/15/2040 (a)	300	153
0.000% due 05/15/2041 (a)	1,100	522
0.000% due 08/15/2041 (a)	1,700	795
0.000% due 11/15/2041 (a)	600	276
0.000% due 08/15/2040 (d)(k)	4,500	2,296
0.000% due 11/15/2040 (d)	12,200	6,138
0.000% due 05/15/2043 (d)	5,800	2,507
0.000% due 11/15/2043 (d)	1,000	420

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2025 (Unaudited)

Total U.S. Treasury Obligations (Cost $557,130)			470,917

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.0%
American Home Mortgage Investment Trust 4.426% due 11/25/2045 •		532	487
BAMLL Commercial Mortgage Securities Trust 2.627% due 01/15/2032		1,400	1,241
Bear Stearns ARM Trust 5.031% due 01/25/2035 ~		1	1
Citigroup Mortgage Loan Trust, Inc. 6.746% due 03/25/2034 ~		18	17
CSMC Trust 3.392% due 04/25/2043 ~		257	253
DSLA Mortgage Loan Trust 5.015% due 07/19/2044 ~		12	11
GSMPS Mortgage Loan Trust 4.196% due 01/25/2036 •		564	457
IndyMac IMSC Mortgage Loan Trust 4.206% due 07/25/2047 •		53	36
IndyMac INDX Mortgage Loan Trust 4.226% due 04/25/2037 •		780	709
Merrill Lynch Mortgage Investors Trust 6.075% due 11/25/2035 •		129	124
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		434	421
4.500% due 05/25/2058 ~		97	95
Structured Adjustable Rate Mortgage Loan Trust 6.298% due 02/25/2034 ~		2	2
Structured Asset Mortgage Investments II Trust
4.226% due 07/25/2046 •		25	18
4.286% due 05/25/2036 •		42	35
Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		264	255
4.846% due 05/25/2058 •		54	55
4.846% due 10/25/2059 •		41	41
WaMu Mortgage Pass-Through Certificates Trust
3.485% due 01/25/2037 ~		349	301
4.216% due 05/25/2034 •		459	431
4.686% due 06/25/2044 •		39	39
5.077% due 08/25/2046 •		331	291

Total Non-Agency Mortgage-Backed Securities (Cost $5,554)			5,320

ASSET-BACKED SECURITIES 1.7%
HOME EQUITY OTHER 0.5%
Accredited Mortgage Loan Trust 4.791% due 01/25/2035 •		233	229
Countrywide Asset-Backed Certificates Trust 3.083% due 04/25/2036 •		1,800	1,697
EquiFirst Loan Securitization Trust 4.186% due 04/25/2037 •		474	446
JP Morgan Mortgage Acquisition Corp. 4.551% due 09/25/2035 •		100	100
Securitized Asset-Backed Receivables LLC Trust 4.326% due 03/25/2036 •		91	91
Structured Asset Investment Loan Trust 4.146% due 06/25/2036 •		54	54

			2,617

OTHER ABS 1.2%
Capital Four U.S. CLO II Ltd. 5.784% due 01/20/2037 •		2,900	2,921
Harvest CLO XXI DAC 2.769% due 07/15/2031 •	EUR	805	947
Nelnet Student Loan Trust
4.670% due 06/22/2065		$765	763
5.268% due 06/22/2065 •		669	675
SLM Private Education Loan Trust 8.615% due 10/15/2041 •		1,145	1,204

			6,510

Total Asset-Backed Securities (Cost $9,062)			9,127

SOVEREIGN ISSUES 5.8%
Australia Government Bonds
1.000% due 11/21/2031	AUD	1,800	992
2.750% due 06/21/2035		2,200	1,248
Brazil Government International Bonds
7.125% due 05/13/2054		$1,100	1,091
7.250% due 01/12/2056		604	600

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2025 (Unaudited)

Israel Government International Bonds 5.750% due 03/12/2054		1,800	1,735
Mexico Government International Bonds
4.750% due 03/22/2031		200	198
5.375% due 03/22/2033		200	199
5.625% due 09/22/2035		400	395
6.400% due 05/07/2054		1,400	1,350
New South Wales Treasury Corp.
1.750% due 03/20/2034	AUD	900	466
4.750% due 02/20/2037		200	126
Peru Government International Bonds
5.400% due 08/12/2034	PEN	2,500	742
6.150% due 08/12/2032		12,130	3,895
6.950% due 08/12/2031		240	79
Perusahaan Penerbit SBSN Indonesia III 2.800% due 06/23/2030		$700	654
Queensland Treasury Corp.
1.500% due 08/20/2032	AUD	900	485
4.500% due 08/22/2035		200	125
Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	2,800	145
8.500% due 01/31/2037		17,300	1,038
8.750% due 01/31/2044		470	27
8.750% due 02/28/2048		2,800	163
8.875% due 02/28/2035		65,880	4,152
9.000% due 01/31/2040		3,430	208
Romania Government International Bonds 5.625% due 05/30/2037	EUR	1,300	1,489
Saudi Government International Bonds 5.000% due 01/16/2034		$1,700	1,742
Treasury Corp. of Victoria 2.250% due 09/15/2033	AUD	500	273
U.K. Gilts 4.375% due 07/31/2054	GBP	6,840	8,094

Total Sovereign Issues (Cost $30,982)			31,711

		SHARES
COMMON STOCKS 0.0%
REAL ESTATE 0.0%
Country Garden Holdings Co. Ltd.		900	0

Total Common Stocks (Cost $0)			0

EXCHANGE-TRADED FUNDS 5.3%
iShares Core S&P 500 ETF		42,800	29,315

Total Exchange-Traded Funds (Cost $28,773)			29,315

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.0%
U.S. TREASURY BILLS 0.0%
3.818% due 03/03/2026 (d)(e)		$4	4

Total Short-Term Instruments (Cost $4)			4

Total Investments in Securities (Cost $1,081,854)			976,356

		SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		2,525	25

Total Short-Term Instruments (Cost $25)			25

Total Investments in Affiliates (Cost $25)			25

Total Investments 178.1% (Cost $1,081,879)			$976,381
Financial Derivative Instruments (j)(l) (0.4)%(Cost or Premiums, net $17,475)			(2,274)

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2025 (Unaudited)

Other Assets and Liabilities, net (77.7)%	(425,924)

Net Assets 100.0%	$548,183

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Morgan Stanley	0.000%	04/02/2032	02/11/2020	$7,749	$6,308	1.15%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOO	3.950%	12/31/2025	01/02/2026	$(771)	$(771)
BOS	3.900	12/31/2025	01/02/2026	(1,748)	(1,748)
BRC	3.650	12/12/2025	TBD(2)	(3,848)	(3,856)
BSN	3.810	01/02/2026	01/16/2026	(21,594)	(21,594)
3.930	12/18/2025	01/02/2026	(18,127)	(18,156)
JPS	3.650	12/19/2025	01/30/2026	(1,275)	(1,277)
3.880	12/31/2025	01/05/2026	(12,771)	(12,774)
3.890	12/22/2025	01/05/2026	(5,044)	(5,050)
3.930	12/17/2025	01/07/2026	(124,399)	(124,617)
3.930	12/22/2025	01/05/2026	(68,400)	(68,482)
4.010	12/30/2025	01/06/2026	(95,484)	(95,516)
STR	3.930	12/31/2025	01/02/2026	(521)	(521)

Total Reverse Repurchase Agreements	$(354,362)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(3)

GSC	3.910%	12/30/2025	01/06/2026	$(2,810)	$(2,811)

Total Sale-Buyback Transactions	$(2,811)

(i)	Securities with an aggregate market value of $332, 562 have been pledged as collateral under the terms of master agreements as of December 31, 2025.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(275,514) at a weighted average interest rate of 4.400%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)	Payable for sale-buyback transactions includes $(1) of deferred price drop.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2025 (Unaudited)

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - EUREX Euro-Bund January 2026 Futures	EUR	127.500	01/23/2026	3	$3	$(1)	$(2)
Call - EUREX Euro-Bund January 2026 Futures	130.500	01/23/2026	3	3	(2)	0

Total Written Options	$(3)	$(2)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond March Futures	03/2026	39	$2,850	$6	$3	$0
E-Mini S&P 500 Index March Futures	03/2026	135	46,524	146	0	(349)
Euro-Bund March Futures	03/2026	17	2,549	(35)	0	(5)
Long Guilt March Futures	03/2026	8	985	6	2	(1)
U.S. Treasury 10-Year Note March Futures	03/2026	21	2,361	(18)	0	(4)

$105	$5	$(359)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note March Futures	03/2026	306	$(33,447)	$122	$36	$0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	23	(2,714)	65	8	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	292	(33,585)	177	55	0

$364	$99	$0

Total Futures Contracts	$469	$104	$(359)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

American International Group, Inc.	1.000%	Quarterly	12/20/2026	0.162%	$600	$13	$(8)	$5	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.246	700	12	(9)	3	0	0
AT&T, Inc.	1.000	Quarterly	12/20/2026	0.303	1,200	14	(6)	8	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2027	0.352	1,300	(7)	20	13	0	(1)
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.414	200	(1)	4	3	0	0
Boeing Co.	1.000	Quarterly	12/20/2030	0.651	1,700	28	0	28	1	0
British Telecommunications PLC	1.000	Quarterly	12/20/2027	0.178	EUR	200	(2)	6	4	0	0
Devon Energy Corp.	1.000	Quarterly	12/20/2026	0.262	$1,400	(2)	12	10	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.051	2,400	15	(4)	11	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.281	390	74	(56)	18	0	0
General Motors Co.	5.000	Quarterly	06/20/2028	0.528	530	64	(7)	57	0	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2026	0.252	1,100	7	(3)	4	0	0
MetLife, Inc.	1.000	Quarterly	06/20/2028	0.345	700	(13)	24	11	0	0
Oracle Corp.	1.000	Quarterly	06/20/2030	1.367	1,000	22	(36)	(14)	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.226	4,300	97	(80)	17	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.287	900	21	(14)	7	0	0

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2025 (Unaudited)

Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.392		700	0	10	10	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.425		200	(1)	4	3	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.455	EUR	900	7	7	14	0	0
Williams Cos., Inc.	1.000	Quarterly	12/20/2026	0.107		$6,300	45	11	56	1	0

							$393	$(125)	$268	$2	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed Receive Rate		Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-36 5-Year Index	1.000%		Quarterly	12/20/2026		$460	$(18)	$21	$3	$0	$0
CDX.EM-40 5-Year Index	1.000		Quarterly	12/20/2028		200	(10)	11	1	0	0
CDX.EM-44 5-Year Index	1.000		Quarterly	12/20/2030		200	(4)	2	(2)	0	0
CDX.IG-44 5-Year Index	1.000		Quarterly	06/20/2030		8,600	182	14	196	0	0
CDX.IG-45 5-Year Index	1.000		Quarterly	12/20/2030		38,800	873	17	890	1	0
iTraxx Main 44 5-Year Index	1.000		Quarterly	12/20/2030	EUR	1,200	31	2	33	0	0

							$1,054	$67	$1,121	$1	$0

INTEREST RATE SWAPS
										Variation Margin(6)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	5,300	$45	$(74)	$(29)	$0	$(6)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2032	JPY	300,000	(55)	90	35	4	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2045		60,000	10	(38)	(28)	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2055		40,000	(2)	(40)	(42)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.667	Annual	05/31/2028		$22,000	0	(99)	(99)	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		6,400	92	(11)	81	10	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		89,800	8,115	5,342	13,457	161	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		60,600	6,295	895	7,190	115	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.156	Annual	03/10/2033		1,970	0	50	50	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034		700	(3)	8	5	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		700	(3)	(3)	(6)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034		700	(4)	5	1	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		900	(3)	15	12	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		790	(3)	15	12	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		400	(1)	(3)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		500	(2)	(1)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		500	(2)	(2)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		30	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		900	(3)	(7)	(10)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		500	(2)	(2)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035		400	(1)	9	8	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		6,700	(131)	156	25	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		1,800	49	161	210	6	0

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.776	Annual	02/15/2055		700	0	49	49	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		8,500	827	547	1,374	26	0
Pay	1-Year BRL-CDI	11.496	Maturity	01/04/2027	BRL	39,600	0	(272)	(272)	0	0
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027		2,000	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		19,400	0	(16)	(16)	0	(3)
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		1,300	0	(1)	(1)	0	0
Receive	1-Year BRL-CDI	13.000	Maturity	01/02/2029		5,000	0	6	6	0	0
Receive	1-Year BRL-CDI	13.017	Maturity	01/02/2029		20,500	0	25	25	0	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		10,600	0	(10)	(10)	0	(4)
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		1,100	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	13.354	Maturity	01/02/2029		1,500	0	0	0	0	0
Pay	1-Year BRL-CDI	13.400	Maturity	01/02/2029		15,100	0	2	2	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	3,100	(54)	39	(15)	0	(2)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		1,900	(54)	42	(12)	0	(2)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		3,900	18	(51)	(33)	0	(4)
Receive	6-Month EUR-EURIBOR	2.920	Annual	12/13/2028	EUR	200	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029		600	(1)	(19)	(20)	0	0
Receive	6-Month EUR-EURIBOR	2.300	Annual	09/25/2029		700	(1)	5	4	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		400	(1)	(3)	(4)	0	0
Pay	6-Month EUR-EURIBOR	0.175	Annual	03/17/2033		10,370	(329)	(2,099)	(2,428)	0	(12)
Pay	6-Month EUR-EURIBOR	2.410	Annual	11/05/2034		400	(1)	(15)	(16)	0	(1)
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		400	(1)	(18)	(19)	0	(1)
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		300	(1)	(2)	(3)	0	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		200	(1)	(3)	(4)	0	0
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		9,100	(35)	(157)	(192)	0	(13)
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2053		4,630	453	2,850	3,303	11	0
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		4,100	(80)	325	245	14	0
Pay	28-Day MXN-TIIE	7.750	Lunar	04/01/2030	MXN	7,700	0	2	2	0	0

							$15,130	$7,685	$22,815	$399	$(50)

Total Swap Agreements							$16,577	$7,627	$24,204	$402	$(51)

(k)

Securities with an aggregate market value of $15,385 and cash of $4,803 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.

(1)	Unsettled variation margin liability of $(51) for closed futures is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)									This instrument has a forward starting effective date.
(l)									FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered			Currency to be Received	Asset		Liability

BOA		01/2026		KRW	135,947			$93	$0		$(1)
		01/2026		PLN	586			160	0		(3)
		01/2026		THB	1,948			60	0		(2)
		01/2026		TWD	8,715			286	8		0
		01/2026			$490		PLN	1,793	9		0
		01/2026			34		TWD	1,076	0		0
		01/2026			140		ZAR	2,333	1		0

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2025 (Unaudited)

	02/2026	ILS	531		$167	0	0
	04/2026		$48	MXN	885	1	0
	06/2026	PEN	1,054		$311	0	0
BPS	01/2026	AUD	4,567		2,981	0	(67)
	01/2026	CNH	6,563		931	0	(10)
	01/2026	ILS	1,410		435	0	(8)
	01/2026	INR	14,425		160	0	0
	01/2026	JPY	43,900		279	0	(1)
	01/2026	NZD	742		421	0	(6)
	01/2026	PLN	772		212	0	(3)
	01/2026	TWD	29,742		978	32	0
	01/2026		$707	CNH	4,956	3	0
	01/2026		80	INR	7,227	0	0
	01/2026		542	PLN	1,971	7	0
	01/2026		1,250	TWD	39,231	2	(3)
	01/2026		289	ZAR	4,811	2	0
	01/2026	ZAR	2,019		$121	0	(1)
	02/2026		$173	INR	15,575	0	0
	02/2026		419	TWD	13,155	0	(1)
	03/2026	TWD	5,545		$179	2	0
BRC	01/2026	DKK	5,349		830	0	(12)
	01/2026	EUR	192		223	0	(3)
	01/2026	ILS	226		70	0	(1)
	01/2026		$138	PLN	503	2	0
	01/2026		44	TRY	1,988	2	0
	01/2026	ZAR	7,139		$412	0	(18)
	02/2026	ILS	236		73	0	(1)
	02/2026		$2,125	TRY	96,760	55	0
	03/2026		407	MXN	7,534	9	0
	03/2026		877	TRY	40,006	12	0
BSH	01/2026	PEN	12,646		$3,568	0	(192)
	01/2026		$230	JPY	35,789	0	(1)
CBK	01/2026	AUD	1,792		$1,189	0	(7)
	01/2026	NZD	312		180	0	0
	01/2026	TWD	88,944		2,930	98	0
	01/2026		$467	CNH	3,260	1	0
	01/2026		362	EUR	308	0	0
	01/2026		2,501	INR	223,623	2	(22)
	01/2026		1,287	NZD	2,223	0	(6)
	01/2026		50	PLN	179	0	0
	01/2026		0	THB	3	0	0
	01/2026		341	TWD	10,652	0	(2)
	02/2026	ILS	449		$141	0	0
	02/2026		$10	TWD	324	0	0
	03/2026	TWD	6,027		$194	2	0
DUB	01/2026	ILS	395		123	0	(1)
	01/2026	KRW	1,160,519		793	0	(12)
	01/2026		$274	ILS	876	0	0
	01/2026		745	INR	66,319	0	(9)
	01/2026		428	KRW	628,881	8	0
	01/2026		120	ZAR	2,015	2	0
	01/2026	ZAR	12,721		$730	0	(37)
	02/2026	ILS	875		274	0	0
	02/2026		$14	TWD	437	0	0
FAR	01/2026	AUD	8,274		$5,382	0	(140)
	01/2026	CHF	73		92	0	(1)
	01/2026	CNH	3,271		465	0	(5)
	01/2026	GBP	5,294		6,952	0	(184)
	01/2026		$145	ILS	466	1	0
	01/2026		2,457	MXN	45,574	68	0
	01/2026		458	NZD	799	2	0
	01/2026		342	PEN	1,151	1	0
	01/2026		1,052	PLN	3,845	19	0
	01/2026		169	ZAR	2,829	2	0
	01/2026	ZAR	8,821		$513	0	(19)
	02/2026	ILS	466		145	0	(1)
	06/2026	PEN	1,158		342	0	(1)
GLM	01/2026	CHF	702		875	0	(11)
	01/2026	ILS	446		138	0	(2)
	01/2026		$331	CNH	2,332	4	0
	01/2026		765	PLN	2,794	13	0
	01/2026		61	THB	1,942	1	0
	01/2026	ZAR	6,559		$380	0	(15)
	02/2026		$242	MXN	4,491	6	0
	02/2026		144	TRY	6,546	4	0
	03/2026	BRL	206		$37	0	0
	03/2026		$6,815	BRL	37,759	0	(14)
	03/2026		188	MXN	3,485	5	0
	04/2026		396		7,306	6	0
JPM	01/2026	CNH	13,619		$1,934	0	(20)
	01/2026	ILS	2,489		763	0	(19)
	01/2026	INR	14,145		159	2	0
	01/2026	NOK	1,307		128	0	(2)
	01/2026	NZD	449		261	2	0
	01/2026	PLN	1,175		320	0	(7)
	01/2026		$410	CNH	2,883	3	0

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2025 (Unaudited)

01/2026	297	INR	26,455	0	(3)
01/2026	1,498	KRW	2,149,363	0	(7)
01/2026	774	PLN	2,852	21	0
01/2026	ZAR	2,404	$140	0	(5)
02/2026	KRW	2,146,542	1,498	9	0
02/2026	$428	MXN	7,932	11	0
03/2026	260	4,773	3	0
04/2026	146	2,699	2	0
MBC	01/2026	AUD	169	$112	0	(1)
01/2026	CAD	4,841	3,439	0	(89)
01/2026	CHF	48	61	0	0
01/2026	JPY	65,100	419	3	0
01/2026	NZD	311	180	1	0
01/2026	SGD	4,813	3,709	0	(37)
01/2026	$52	INR	4,757	0	0
01/2026	10	JPY	1,534	0	0
01/2026	691	NZD	1,200	0	0
01/2026	129	PLN	473	3	0
01/2026	186	THB	6,028	5	0
01/2026	53	TWD	1,659	0	0
02/2026	111	MXN	2,061	3	0
03/2026	109	1,998	2	0
04/2026	117	2,158	2	0
MYI	02/2026	ILS	837	$260	0	(3)
NGF	01/2026	KRW	1,902,411	1,300	0	(19)
01/2026	$287	KRW	421,833	5	0
03/2026	280	TRY	12,741	4	0
SCX	01/2026	CNH	6,523	$926	0	(10)
01/2026	IDR	117,104	7	0	0
01/2026	INR	2,728	30	0	0
01/2026	JPY	15,700	100	0	0
01/2026	TWD	9,449	310	9	0
01/2026	$49	INR	4,449	0	0
01/2026	178	JPY	27,762	0	(1)
SOG	01/2026	EUR	6,730	$7,792	0	(121)
01/2026	$664	JPY	103,855	0	(1)
01/2026	671	PEN	2,256	0	0
02/2026	111	MXN	2,062	3	0
03/2026	MXN	158	$8	0	0
03/2026	$0	MXN	0	0	0
03/2026	12	PEN	40	0	0
07/2026	PEN	2,271	$671	0	0
UAG	01/2026	CHF	369	461	0	(6)
01/2026	PLN	622	170	0	(3)
01/2026	$688	PLN	2,503	9	0
01/2026	ZAR	12,461	$717	0	(35)
02/2026	$106	MXN	1,959	3	0

Total Forward Foreign Currency Contracts	$497	$(1,212)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC USD versus KRW	KRW	1,415.000	02/19/2026	964	$7	$6
Put - OTC USD versus KRW	1,410.000	02/27/2026	3,781	27	21
Put - OTC USD versus KRW	1,413.000	02/27/2026	1,852	13	11
BPS	Put - OTC USD versus KRW	1,412.000	02/24/2026	61	0	0
BRC	Put - OTC USD versus KRW	1,412.000	02/24/2026	635	4	4

Total Purchased Options	$51	$42

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC USD versus KRW	KRW	1,375.000	02/19/2026	964	$(2)	$(2)
Put - OTC USD versus KRW	1,375.000	02/27/2026	5,633	(15)	(10)
BPS	Put - OTC USD versus KRW	1,372.000	02/24/2026	61	0	0
BRC	Put - OTC USD versus KRW	1,372.000	02/24/2026	635	(2)	(1)

$(19)	$(13)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.551%	01/05/2026	700	$(2)	$0

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2025 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.831	01/05/2026	700	(2)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.625	01/08/2026	400	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.925	01/08/2026	400	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.622	01/29/2026	700	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.882	01/29/2026	700	(1)	(2)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.548	01/02/2026	700	(2)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.848	01/02/2026	700	(2)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.578	01/12/2026	700	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.878	01/12/2026	700	(1)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.648	01/15/2026	700	(2)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.928	01/15/2026	700	(2)	(1)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.625	01/08/2026	800	(2)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.925	01/08/2026	800	(2)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.639	01/12/2026	800	(2)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.919	01/12/2026	800	(2)	0

$(26)	$(6)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2056	$97.375	01/07/2026	$2,200	$(6)	$0

Total Written Options	$(51)	$(19)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Brazil Government International Bonds	1.000%	Quarterly	06/20/2026	0.488%	$100	$(4)	$4	$0	$0
GST	Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.534	100	(1)	2	1	0
JPM	Mexico Government International Bonds	1.000	Quarterly	06/20/2026	0.221	100	(1)	1	0	0
MYC	Brazil Government International Bonds	1.000	Quarterly	06/20/2027	0.603	1,000	(62)	68	6	0
Mexico Government International Bonds	1.000	Quarterly	12/20/2026	0.290	400	1	2	3	0
Mexico Government International Bonds	1.000	Quarterly	06/20/2027	0.362	100	0	1	1	0
Mexico Government International Bonds	1.000	Quarterly	06/20/2028	0.480	100	(2)	3	1	0
Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.534	400	(4)	10	6	0

$(73)	$91	$18	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	400	$90	$4	$94	$0
BPS	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	600	138	3	141	0
CBK	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	700	159	6	165	0
JPM	iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	483	96	2	98	0
iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	460	105	4	109	0
MYC	CDX.HY-37 5-Year 25-35% Index	5.000	Quarterly	12/20/2026	$2,600	354	(228)	126	0
iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	EUR	140	32	1	33	0

$974	$(208)	$766	$0

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2025 (Unaudited)

TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Receive	S&P 500 Total Return Index	2,860	4.230% (SOFR plus a specified spread)	Monthly	02/04/2026	$43,530	$0	$(167)	$0	$(167)
CIB	Receive	S&P 500 Total Return Index	1,577	4.360% (FEDL01 plus a specified spread)	Monthly	01/07/2026	24,003	0	(95)	0	(95)
	Receive	S&P 500 Total Return Index	955	4.390% (FEDL01 plus a specified spread)	Monthly	01/21/2026	14,535	0	(58)	0	(58)
	Receive	S&P 500 Total Return Index	112	4.320% (FEDL01 plus a specified spread)	Monthly	02/18/2026	1,705	0	(7)	0	(7)
	Receive	S&P 500 Total Return Index	6,179	4.290% (SOFR plus a specified spread)	Monthly	04/01/2026	94,047	0	(365)	0	(365)
	Receive	S&P 500 Total Return Index	4,119	4.290% (SOFR plus a specified spread)	Monthly	07/08/2026	62,693	0	(244)	0	(244)
FAR	Receive	S&P 500 Total Return Index	256	4.280% (SOFR less a specified spread)	Maturity	01/21/2026	3,944	0	(49)	0	(49)
	Receive	S&P 500 Total Return Index	2,849	4.280% (SOFR less a specified spread)	Maturity	01/29/2026	43,741	0	(394)	0	(394)
GST	Receive	S&P 500 Total Return Index	413	4.660% (SOFR plus a specified spread)	Monthly	01/07/2026	6,286	0	(26)	0	(26)
JPM	Receive	S&P 500 Total Return Index	878	4.290% (SOFR less a specified spread)	Maturity	01/29/2026	13,480	0	(121)	0	(121)
MBC	Receive	S&P 500 Total Return Index	464	4.480% (SOFR plus a specified spread)	Monthly	05/06/2026	7,062	0	(29)	0	(29)
RBC	Receive	S&P 500 Total Return Index	2,063	4.320% (SOFR plus a specified spread)	Monthly	01/07/2026	31,400	0	(123)	0	(123)
	Receive	S&P 500 Total Return Index	585	4.230% (SOFR plus a specified spread)	Monthly	01/16/2026	8,904	0	(34)	0	(34)
	Receive	S&P 500 Total Return Index	745	4.250% (SOFR plus a specified spread)	Monthly	04/08/2026	11,339	0	(44)	0	(44)
	Receive	S&P 500 Total Return Index	291	4.330% (SOFR plus a specified spread)	Monthly	04/15/2026	4,429	0	(17)	0	(17)
	Receive	S&P 500 Total Return Index	1,885	4.325% (SOFR plus a specified spread)	Monthly	05/06/2026	28,691	0	(112)	0	(112)
	Receive	S&P 500 Total Return Index	402	4.320% (SOFR plus a specified spread)	Monthly	06/03/2026	6,119	0	(24)	0	(24)
	Receive	S&P 500 Total Return Index	1,885	4.310% (SOFR plus a specified spread)	Monthly	08/05/2026	28,691	0	(112)	0	(112)
TOR	Receive	S&P 500 Total Return Index	2,808	4.280% (SOFR less a specified spread)	Maturity	01/29/2026	43,112	0	(388)	0	(388)

								$0	$(2,409)	$0	$(2,409)

Total Swap Agreements								$901	$(2,526)	$784	$(2,409)

(m)

Securities with an aggregate market value of $173 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	December 31, 2025 (Unaudited)

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Loan Participations and Assignments	$0	$289	$2	$291
Corporate Bonds & Notes
Banking & Finance	0	116,170	6	116,176
Industrials	0	133,303	0	133,303
Utilities	0	32,061	0	32,061
Convertible Bonds & Notes
Banking & Finance	0	0	27	27
Municipal Bonds & Notes
California	0	4,560	0	4,560
Georgia	0	2,463	0	2,463
Maryland	0	1,492	0	1,492
Ohio	0	2,007	0	2,007
Texas	0	1,682	0	1,682
U.S. Government Agencies	0	135,900	0	135,900
U.S. Treasury Obligations	0	470,917	0	470,917
Non-Agency Mortgage-Backed Securities	0	5,320	0	5,320
Asset-Backed Securities
Home Equity Other	0	2,617	0	2,617
Other ABS	0	6,510	0	6,510
Sovereign Issues	0	31,711	0	31,711
Exchange-Traded Funds	29,315	0	0	29,315
Short-Term Instruments
U.S. Treasury Bills	0	4	0	4

	$29,315	$947,006	$35	$976,356
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$25	$0	$0	$25

Total Investments	$29,340	$947,006	$35	$976,381

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	5	501	0	506
Over the counter	0	1,323	0	1,323

	$5	$1,824	$0	$1,829
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(357)	(55)	0	(412)
Over the counter	0	(3,640)	0	(3,640)

	$(357)	$(3,695)	$0	$(4,052)

Total Financial Derivative Instruments	$(352)	$(1,871)	$0	$(2,223)

Totals	$28,988	$945,135	$35	$974,158

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

Schedule of Investments PIMCO StocksPLUS® Short Fund	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 200.3% ¤
CORPORATE BONDS & NOTES 2.2%
BANKING & FINANCE 1.0%
Barclays PLC 6.224% due 05/09/2034 •	$400	$431
Credit Suisse AG AT1 Claim	1,078	318
VICI Properties LP 4.750% due 02/15/2028	100	101

		850

INDUSTRIALS 1.2%
Beignet Investor LLC 6.581% due 05/30/2049	450	476
CVS Pass-Through Trust 6.943% due 01/10/2030	244	253
Petroleos del Peru SA 5.625% due 06/19/2047	200	127
Petroleos Mexicanos 6.350% due 02/12/2048	100	79

		935

Total Corporate Bonds & Notes (Cost $1,416)		1,785

U.S. GOVERNMENT AGENCIES 119.1%
Federal Home Loan Mortgage Corp.
3.000% due 09/01/2032 (f)	473	464
4.000% due 01/01/2048 - 03/01/2049	69	67
5.000% due 06/01/2030 - 01/01/2039	445	458
5.500% due 01/01/2035 - 03/01/2039	83	88
6.000% due 08/01/2027 - 10/01/2055	113	117
6.505% due 06/01/2035 •	3	4
6.647% due 11/01/2034 •	1	1
Federal Home Loan Mortgage Corp. REMICS
4.478% due 03/15/2037 •	136	135
4.798% due 08/15/2037 •	326	327
4.808% due 10/15/2037 •	49	49
4.818% due 05/15/2037 - 09/15/2037 •	349	349
4.824% due 09/25/2055 •	1,932	1,951
Federal National Mortgage Association
3.000% due 01/01/2027	48	48
4.000% due 06/01/2026 - 08/01/2045	131	129
4.000% due 01/01/2045 (f)	150	145
4.202% due 10/01/2029 ~(f)	600	605
4.500% due 08/01/2033 - 02/01/2044	409	411
4.500% due 01/01/2041 - 08/01/2041 (f)	488	490
4.560% due 08/01/2030 (f)	3,000	3,057
4.705% due 09/01/2031 ~(f)	1,100	1,123
4.720% due 10/01/2028 (f)	700	716
4.930% due 06/01/2029	300	309
5.000% due 06/01/2028 - 01/01/2029	6	6
5.500% due 02/01/2027 - 07/01/2041	1,118	1,154
5.500% due 12/01/2036 - 09/01/2041 (f)	1,210	1,265
5.802% due 11/01/2035 •	1	1
6.000% due 10/01/2026 - 10/01/2040	527	552
6.000% due 02/01/2037 - 05/01/2041 (f)	1,192	1,262
6.096% due 09/01/2035 •	4	4
6.149% due 12/01/2033 •	3	3
6.273% due 06/01/2034 •	4	4
6.305% due 07/01/2035 •	1	1
6.405% due 06/01/2035 •	2	2
6.604% due 12/01/2033 •	1	1
6.810% due 06/01/2035 •	2	2
Federal National Mortgage Association REMICS
4.339% due 07/25/2037 •	12	12
4.369% due 07/25/2037 •	26	26
4.389% due 09/25/2035 •	49	49
4.399% due 09/25/2035 •	104	103
4.709% due 06/25/2037 •	213	214
4.784% due 03/25/2055 •	1,753	1,760
Federal National Mortgage Association Trust 4.536% due 09/25/2042 •	10	10

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2025 (Unaudited)

Government National Mortgage Association
5.000% due 04/15/2035 - 03/15/2042	1,103	1,132
5.000% due 02/15/2039 - 05/15/2039 (f)	573	590
6.000% due 07/15/2037 - 08/15/2037	18	19
Government National Mortgage Association REMICS 5.268% due 07/20/2055 •	4,121	4,160
Government National Mortgage Association, TBA
3.500% due 02/01/2056	3,400	3,094
4.000% due 02/01/2056	3,310	3,126
4.500% due 02/01/2056	1,480	1,441
5.000% due 01/01/2056	2,970	2,964
5.500% due 02/01/2056	1,420	1,433
6.000% due 01/01/2056	1,400	1,427
U.S. Small Business Administration 4.430% due 05/01/2029	21	21
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2056	240	212
4.000% due 02/01/2056	3,470	3,290
4.500% due 02/01/2056	2,540	2,478
5.000% due 02/01/2056	6,490	6,466
5.500% due 02/01/2056	4,500	4,559
6.000% due 01/01/2056	18,570	19,069
6.500% due 02/01/2056	25,630	26,643

Total U.S. Government Agencies (Cost $99,444)		99,598

U.S. TREASURY OBLIGATIONS 1.1%
U.S. Treasury Bonds
4.875% due 08/15/2045	28	28
U.S. Treasury Inflation Protected Securities (d)
1.875% due 07/15/2035	548	546
U.S. Treasury Notes
3.875% due 07/31/2030	300	302
4.250% due 08/15/2035	45	46

Total U.S. Treasury Obligations (Cost $927)		922

NON-AGENCY MORTGAGE-BACKED SECURITIES 14.8%
Banc of America Funding Trust 5.301% due 05/25/2035 ~	1	1
Banc of America Mortgage Trust
5.597% due 07/25/2035 ~	70	67
Bear Stearns ALT-A Trust 5.190% due 10/25/2035 ~	377	311
Bear Stearns ARM Trust
5.507% due 11/25/2034 ~	9	8
5.717% due 11/25/2034 ~	1	1
7.135% due 12/25/2035 ~	2	2
Chase Mortgage Finance Trust
4.380% due 12/25/2035 ~	14	13
4.461% due 09/25/2036 ~	81	69
6.000% due 12/25/2036	129	51
CHL Mortgage Pass-Through Trust
4.796% due 11/25/2034 ~	87	84
5.087% due 02/20/2035 ~	1	1
6.224% due 02/20/2036 •	1	1
Citigroup Mortgage Loan Trust, Inc.
6.480% due 10/25/2035 •	1	1
Countrywide Alternative Loan Trust
4.226% due 09/25/2046 •	453	448
4.406% due 02/25/2037 •	56	47
5.500% due 07/25/2035	2	1
6.000% due 05/25/2037	1,286	520
GSR Mortgage Loan Trust
4.125% due 11/25/2035 ~	2	2
4.467% due 11/25/2035 ~	134	114
4.951% due 09/25/2035 ~	2	2
6.000% due 02/25/2036	2,597	929
6.000% due 07/25/2037	628	392
HarborView Mortgage Loan Trust
4.186% due 12/19/2036 •	50	45
4.286% due 05/19/2035 •	4	4
4.311% due 06/19/2036 ~	642	326
IndyMac INDX Mortgage Loan Trust
3.187% due 06/25/2037 ~	1,251	1,026
4.068% due 06/25/2036 ~	1,078	957
JP Morgan Alternative Loan Trust 4.210% due 05/25/2036 ~	589	316
JP Morgan Mortgage Trust
4.263% due 10/25/2036 ~	271	194
4.321% due 10/25/2036 ~	34	19
5.750% due 01/25/2036	22	10
Lehman Mortgage Trust 6.000% due 09/25/2037	306	302
MASTR Adjustable Rate Mortgages Trust 3.183% due 07/25/2035 ~	86	76

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2025 (Unaudited)

Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.305% due 12/15/2030 •	5	5
Merrill Lynch Alternative Note Asset Trust 4.446% due 03/25/2037 •	907	212
Merrill Lynch Mortgage Investors Trust
4.266% due 02/25/2036 •	6	6
4.346% due 11/25/2035 •	5	5
4.882% due 09/25/2035 ~	233	183
5.840% due 05/25/2033 ~	5	4
Mortgage Equity Conversion Asset Trust 4.020% due 05/25/2042 •	327	303
New Orleans Hotel Trust 4.787% due 04/15/2032 •	1,000	994
Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476% due 05/25/2035 þ	24	11
5.769% due 06/25/2036 ~	864	220
RALI Trust
4.146% due 02/25/2037 •	529	475
4.206% due 07/25/2036 •	2,322	741
4.216% due 08/25/2036 •	971	901
4.226% due 07/25/2036 •	834	782
Structured Adjustable Rate Mortgage Loan Trust
5.429% due 01/25/2035 •	9	9
6.298% due 02/25/2034 ~	3	3
Structured Asset Mortgage Investments II Trust 4.406% due 02/25/2036 •	4	4
Thornburg Mortgage Securities Trust 5.413% due 06/25/2047 •	186	164
WaMu Mortgage Pass-Through Certificates Trust
4.104% due 02/25/2037 ~	152	131
4.486% due 08/25/2045 •	682	685
5.229% due 11/25/2042 •	1	1
5.529% due 10/25/2046 •	39	37
Wells Fargo Mortgage-Backed Securities Trust 6.290% due 12/25/2036 ~	147	137

Total Non-Agency Mortgage-Backed Securities (Cost $16,411)		12,353

ASSET-BACKED SECURITIES 15.6%
AUTOMOBILE SEQUENTIAL 0.7%
Hertz Vehicle Financing III LLC 5.490% due 06/25/2027	300	301
Research-Driven Pagaya Motor Asset Trust 7.130% due 01/26/2032	157	158
Research-Driven Pagaya Motor Asset Trust V 5.320% due 09/25/2030	113	114

		573

CMBS OTHER 1.6%
AREIT Trust
5.187% due 01/20/2037 •	585	584
5.978% due 06/17/2039 •	590	591
MF1 Ltd. 4.929% due 10/16/2036 •	197	196

		1,371

HOME EQUITY OTHER 9.6%
ACE Securities Corp. Home Equity Loan Trust
3.966% due 10/25/2036 •	6	2
4.866% due 04/25/2035 •	398	394
Aegis Asset-Backed Securities Trust 4.581% due 08/25/2035 •	1,300	1,152
Argent Securities Trust 4.206% due 04/25/2036 •	890	273
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 4.506% due 11/25/2035 •	290	285
Centex Home Equity Loan Trust 4.341% due 06/25/2036 •	500	482
Citigroup Mortgage Loan Trust, Inc. 4.166% due 12/25/2036 •	574	325
EquiFirst Loan Securitization Trust 4.186% due 04/25/2037 •	559	526
Long Beach Mortgage Loan Trust
4.146% due 05/25/2036 •	540	286
4.406% due 10/25/2034 •	5	5
5.091% due 11/25/2032 •	471	502
Merrill Lynch First Franklin Mortgage Loan Trust 4.126% due 04/25/2037 •	1,267	548
Morgan Stanley ABS Capital I, Inc. Trust 3.906% due 05/25/2037 •	294	270
Morgan Stanley Home Equity Loan Trust 4.016% due 04/25/2037 •	821	425

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2025 (Unaudited)

Ownit Mortgage Loan Trust 4.671% due 08/25/2036 •		663	608
Residential Asset Securities Corporation Trust 4.731% due 12/25/2035 •		1,100	1,027
Securitized Asset-Backed Receivables LLC Trust 4.326% due 07/25/2036 •		1,052	401
Structured Asset Investment Loan Trust 4.026% due 09/25/2036 •		847	526

			8,037

HOME EQUITY SEQUENTIAL 0.0%
Structured Asset Securities Corp. Mortgage Loan Trust 4.186% due 12/25/2036 •		1	1

WHOLE LOAN COLLATERAL 2.3%
First Franklin Mortgage Loan Trust
4.166% due 04/25/2036 •		61	60
4.346% due 06/25/2036 •		500	471
Securitized Asset-Backed Receivables LLC Trust
4.006% due 08/25/2036 •		1,200	391
4.806% due 01/25/2036 •		1,044	981

			1,903

OTHER ABS 1.4%
LendingPoint Pass-Through Trust 5.700% due 07/15/2029		38	38
Massachusetts Educational Financing Authority 5.525% due 04/25/2038 •		46	46
Nelnet Student Loan Trust 4.588% due 04/20/2062 •		593	592
SMB Private Education Loan Trust 4.696% due 09/15/2054 •		491	489

			1,165

Total Asset-Backed Securities (Cost $14,214)			13,050

SOVEREIGN ISSUES 10.9%
Colombia Government International Bonds 8.375% due 11/07/2054		200	213
Eagle Funding Luxco SARL 5.500% due 08/17/2030		500	510
Ecuador Government International Bonds 0.000% due 07/31/2030 (b)		100	86
Ivory Coast Government International Bonds 6.625% due 03/22/2048	EUR	200	213
Japan Government Thirty Year Bonds 2.400% due 03/20/2055	JPY	70,000	367
Mexico Bonos 8.500% due 03/01/2029	MXN	19,100	1,071
Peru Government Bonds
7.300% due 08/12/2033	PEN	1,700	577
7.600% due 08/12/2039		300	98
Peru Government International Bonds
5.400% due 08/12/2034		2,200	653
6.150% due 08/12/2032		7,900	2,536
6.950% due 08/12/2031		480	159
Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	14,470	747
7.000% due 02/28/2031		12,180	719
8.000% due 01/31/2030		3,300	204
8.250% due 03/31/2032		900	56
8.500% due 01/31/2037		2,000	120
8.875% due 02/28/2035		8,300	523
Romania Government International Bonds 6.750% due 07/11/2039	EUR	200	245

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2025 (Unaudited)

Turkiye Government Bonds 39.431% (BISTREFI + 0.000%) due 05/20/2026 ~	TRY	100	2

Total Sovereign Issues (Cost $8,118)			9,099

		SHARES
EXCHANGE-TRADED FUNDS 13.2%
iShares Core S&P 500 ETF		16,146	11,059

Total Exchange-Traded Funds (Cost $10,930)			11,059

SHORT-TERM INSTRUMENTS 23.4%
REPURCHASE AGREEMENTS (e) 3.2%			2,700

		PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 1.2%
Federal Home Loan Bank Discount Notes 3.550% due 04/17/2026 (b)(c)		$1,000	990

U.S. TREASURY BILLS 19.0%
3.715% due 01/13/2026 - 04/28/2026 (a)(b)(i)		16,031	15,906

Total Short-Term Instruments (Cost $19,593)			19,596

Total Investments in Securities (Cost $171,053)			167,462

		SHARES
INVESTMENTS IN AFFILIATES 10.7%
SHORT-TERM INSTRUMENTS 10.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.7%
PIMCO Short Asset Portfolio		794,020	7,795
PIMCO Short-Term Floating NAV Portfolio III		116,208	1,132

Total Short-Term Instruments (Cost $8,825)			8,927

Total Investments in Affiliates (Cost $8,825)			8,927

Total Investments 211.0% (Cost $179,878)			$176,389
Financial Derivative Instruments (g)(h) (13.6)%(Cost or Premiums, net $1,509)			(11,372)
Other Assets and Liabilities, net (97.4)%			(81,409)

Net Assets 100.0%			$83,608

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	3.870%	12/31/2025	01/02/2026	$2,700	U.S. Treasury Notes 4.000% due 01/31/2031	$(2,749)	$2,700	$2,701

Total Repurchase Agreements	$(2,749)	$2,700	$2,701

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

DEU	3.950%	12/29/2025	01/07/2026	$(2,981)	$(2,982)
IND	3.960	12/11/2025	01/07/2026	(2,490)	(2,496)
SAL	3.970	12/11/2025	01/07/2026	(3,290)	(3,298)
SBI	3.970	12/11/2025	01/07/2026	(444)	(445)

Total Reverse Repurchase Agreements	$(9,221)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (15.5)%
Government National Mortgage Association, TBA	3.000%	02/01/2056	$3,400	$(3,041)	$(3,051)
Uniform Mortgage-Backed Security, TBA	2.000	01/01/2056	2,200	(1,786)	(1,779)
Uniform Mortgage-Backed Security, TBA	2.500	01/01/2056	2,980	(2,530)	(2,520)
Uniform Mortgage-Backed Security, TBA	3.500	02/01/2056	6,100	(5,621)	(5,621)

Total Short Sales (15.5)%	$(12,978)	$(12,971)

(f)	Securities with an aggregate market value of $9,535 have been pledged as collateral under the terms of master agreements as of December 31, 2025.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(13) at a weighted average interest rate of 4.350%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note March Futures	$111.000	02/20/2026	15	$15	$(8)	$(4)
Call - CBOT U.S. Treasury 10-Year Note March Futures	114.000	02/20/2026	15	15	(10)	(3)

Total Written Options	$(18)	$(7)

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2025 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

30-Day Federal Fund February Futures	02/2026	24	$9,641	$(3)	$0	$0
30-Day Federal Fund May Futures	05/2026	9	3,621	(7)	0	0
Australia Government 10-Year Bond March Futures	03/2026	16	1,169	2	1	0
California Carbon Allowance Vintage December Futures	12/2026	2	66	0	0	0
E-Mini S&P 500 Index March Futures	03/2026	23	7,926	5	0	(59)
Euro-Bund March Futures	03/2026	33	4,947	(69)	0	(9)
U.S. Treasury 2-Year Note March Futures	03/2026	23	4,802	4	0	(2)
U.S. Treasury 5-Year Note March Futures	03/2026	145	15,849	(31)	0	(17)
U.S. Treasury 10-Year Note March Futures	03/2026	51	5,734	(10)	0	(10)
U.S. Treasury Long-Term Bond March Futures	03/2026	8	925	(7)	0	(2)

$(116)	$1	$(99)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Adjusted Interest Rate S&P 500 Total Return January Futures	01/2026	7	$(2,346)	$(10)	$20	$0
Adjusted Interest Rate S&P 500 Total Return March Futures	03/2026	22	(7,382)	(47)	64	0
Euro-Oat March Futures	03/2026	36	(5,102)	20	12	0
Japan Government 10-Year Bond March Futures	03/2026	4	(3,381)	23	8	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	4	(472)	2	2	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	4	(460)	1	1	0

$(11)	$107	$0

Total Futures Contracts	$(127)	$108	$(99)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin(7)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Volkswagen International Finance NV	1.000%	Quarterly	06/20/2028	0.455%	EUR	500	$4	$4	$8	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)
Variation Margin(7)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-44 5-Year Index	(1.000)%	Quarterly	06/20/2030	$8,390	$(144)	$(47)	$(191)	$0	$0
CDX.IG-45 5-Year Index	(1.000)	Quarterly	12/20/2030	20,440	(446)	(23)	(469)	0	0

$(590)	$(70)	$(660)	$0	$0

INTEREST RATE SWAPS
Variation Margin(7)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	7,100	$(35)	$74	$39	$8	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033	100	(1)	5	4	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035	800	(24)	26	2	1	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055	430	20	(25)	(5)	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.500	Annual	12/17/2055	JPY	130,000	2	(59)	(57)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026	$1,110	4	(4)	0	0	0

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028	8,510	(42)	(22)	(64)	6	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.150	Annual	08/25/2028	9,100	(12)	(2)	(14)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.842	Annual	02/28/2029	15,000	0	161	161	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030	200	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	3,900	76	19	95	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030	4,020	(75)	26	(49)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030	7,620	(139)	39	(100)	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	2,800	34	(39)	(5)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.809	Annual	06/30/2031	3,300	0	45	45	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	1,400	4	(21)	(17)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	2,700	251	69	320	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032	530	(6)	1	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032	1,300	(35)	23	(12)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2033	11,600	(83)	29	(54)	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	100	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034	100	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034	100	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034	100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	2,240	(12)	11	(1)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034	90	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	100	(1)	5	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034	100	(1)	5	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034	100	0	4	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034	100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034	100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034	100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	5,200	(33)	28	(5)	12	0
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034	100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035	100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035	100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035	100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035	100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035	100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035	100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035	50	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035	100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035	100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035	100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035	100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035	100	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035	100	(1)	1	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035	4,500	(227)	16	(211)	0	(11)

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		7,490	20	6	26	18	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		1,010	(15)	19	4	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2039		1,700	28	20	48	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2044		900	14	35	49	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		1,050	16	66	82	4	0
Pay	1-Day USD-SOFR Compounded-OIS	4.046	Annual	11/15/2052		680	0	(15)	(15)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	4.054	Annual	11/15/2052		700	0	(14)	(14)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		1,000	54	190	244	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		2,650	39	265	304	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		1,550	(133)	(46)	(179)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		400	9	20	29	1	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.110	Annual	08/25/2057		100	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	400	0	0	0	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		4,500	0	(4)	(4)	0	(1)
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		700	0	0	0	0	0
Pay	1-Year BRL-CDI	12.975	Maturity	01/02/2029		5,900	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	13.245	Maturity	01/02/2029		7,700	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		2,900	0	(3)	(3)	0	(1)
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		200	0	0	0	0	0
Receive(6)	3-Month PLN-WIBOR	4.723	Annual	12/01/2035	PLN	300	0	0	0	0	0
Receive(6)	3-Month PLN-WIBOR	4.685	Annual	12/02/2035		100	0	0	0	0	0
Receive	3-Month ZAR-JIBAR	7.205	Quarterly	02/28/2031	ZAR	8,610	(4)	(9)	(13)	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	3,300	(20)	4	(16)	0	(2)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		700	13	(22)	(9)	0	(1)
Pay	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	200	0	0	0	0	0
Pay(6)	6-Month CZK-PRIBOR	4.523	Annual	12/01/2035		1,700	0	0	0	0	0
Pay(6)	6-Month CZK-PRIBOR	4.485	Annual	12/02/2035		600	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030	EUR	100	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.350	Annual	04/29/2030		100	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		100	(1)	(3)	(4)	0	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		100	(1)	(3)	(4)	0	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		90	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		100	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		100	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		100	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		100	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.580	Annual	08/29/2034		100	0	2	2	0	0
Receive	6-Month EUR-EURIBOR	2.390	Annual	10/01/2034		100	0	4	4	0	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		100	0	(5)	(5)	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		100	0	3	3	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		100	0	(2)	(2)	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		100	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.520	Annual	04/09/2035		100	0	2	2	0	0
Pay	28-Day MXN-TIIE	7.000	Lunar	03/01/2029	MXN	150	0	0	0	0	0
Receive	28-Day MXN-TIIE	7.011	Lunar	03/01/2029		11,700	0	8	8	0	(1)
Pay	28-Day MXN-TIIE	7.760	Lunar	03/01/2029		2,400	0	1	1	0	0
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029		9,200	(14)	(9)	(23)	0	(1)
Receive	CPURNSA	2.502	Maturity	03/25/2030		$1,600	0	(7)	(7)	3	0
Receive	CPURNSA	2.520	Maturity	03/27/2030		1,100	0	(6)	(6)	2	0
Receive	CPURNSA	2.514	Maturity	10/29/2030		1,000	0	(6)	(6)	2	0
Receive	CPURNSA	2.597	Maturity	09/28/2032		1,900	5	(11)	(6)	4	0
Receive	CPURNSA	2.480	Maturity	10/29/2035		1,600	0	(8)	(8)	3	0

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2025 (Unaudited)

Receive	CPURNSA	2.452	Maturity	07/20/2052	100	1	0	1	0	0

$(330)	$876	$546	$144	$(59)

Total Swap Agreements	$(916)	$810	$(106)	$144	$(59)

Cash of $3,207 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(7)	Unsettled variation margin liability of $(13) for closed futures is outstanding at period end.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	01/2026	$132	JPY	20,569	$0	$(1)
BOA	01/2026	BRL	296	$55	1	0
01/2026	KRW	59,458	41	0	0
01/2026	PLN	582	160	0	(3)
01/2026	THB	649	20	0	(1)
01/2026	TWD	2,451	80	2	0
01/2026	$54	BRL	296	0	0
01/2026	45	CNH	315	0	0
01/2026	172	PLN	629	3	0
01/2026	11	TWD	350	0	0
02/2026	ILS	172	$54	0	0
03/2026	PEN	3,639	1,079	0	0
06/2026	526	156	0	0
BPS	01/2026	AUD	462	300	0	(8)
01/2026	CHF	16	20	0	0
01/2026	CNH	1,474	209	0	(2)
01/2026	EUR	36	42	0	0
01/2026	ILS	468	144	0	(3)
01/2026	INR	4,508	50	0	0
01/2026	JPY	18,800	122	2	0
01/2026	NZD	343	195	0	(3)
01/2026	PLN	248	68	0	(1)
01/2026	TWD	12,247	400	10	0
01/2026	$211	CNH	1,481	1	0
01/2026	20	INR	1,807	0	0
01/2026	171	PLN	621	2	0
01/2026	375	TWD	11,782	1	(1)
01/2026	137	ZAR	2,281	1	0
01/2026	ZAR	711	$43	0	0
02/2026	$46	INR	4,187	0	0
02/2026	35	TRY	1,562	0	0
02/2026	127	TWD	3,983	0	0
03/2026	TRY	3,204	$70	0	(1)
03/2026	TWD	4,668	150	2	0
03/2026	$40	TWD	1,257	0	0
BRC	01/2026	EUR	76	$88	0	(1)
01/2026	ILS	64	20	0	0
01/2026	$94	AUD	141	0	0
01/2026	26	PLN	96	0	0
01/2026	ZAR	5,563	$321	0	(14)
02/2026	ILS	18	6	0	0
02/2026	TRY	1,287	28	0	(1)
02/2026	$467	TRY	21,162	14	0
03/2026	204	MXN	3,779	4	0
03/2026	223	TRY	10,162	3	0
BSH	01/2026	BRL	964	$175	0	(1)
01/2026	PEN	220	62	0	(4)
01/2026	$174	BRL	964	2	0

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2025 (Unaudited)

	01/2026		226	JPY	35,216	0	(1)
	02/2026	BRL	971		$174	0	(2)
	02/2026	PEN	806		230	0	(9)
	03/2026		$153	PEN	519	1	0
	05/2026	PEN	1,325		$388	0	(4)
CBK	01/2026	CAD	56		40	0	(1)
	01/2026	JPY	7,000		45	0	0
	01/2026	NZD	104		60	0	0
	01/2026	THB	27		1	0	0
	01/2026	TWD	13,065		430	14	0
	01/2026		$119	AUD	179	1	0
	01/2026		103	CAD	142	1	0
	01/2026		134	CNH	937	0	0
	01/2026		200	EUR	170	0	0
	01/2026		1,001	INR	89,452	1	(9)
	01/2026		10	PLN	36	0	0
	01/2026		0	THB	1	0	0
	01/2026		113	TWD	3,540	0	(1)
	01/2026	ZAR	541		$31	0	(1)
	02/2026	ILS	128		40	0	0
	02/2026	PEN	1,440		419	0	(9)
	02/2026		$3	TWD	81	0	0
	03/2026	PEN	4,959		$1,417	0	(55)
	03/2026	TWD	5,073		163	2	0
	08/2026		$61	ZAR	1,086	3	0
DUB	01/2026	ILS	30		$9	0	0
	01/2026	KRW	125,612		86	0	(1)
	01/2026	NZD	69		40	0	0
	01/2026		$77	ILS	245	0	0
	01/2026		317	INR	28,252	0	(4)
	01/2026		141	KRW	206,705	3	0
	01/2026		42	ZAR	710	1	0
	01/2026	ZAR	7,944		$456	0	(23)
	02/2026	ILS	245		77	0	0
	02/2026		$3	TWD	109	0	0
FAR	01/2026	AUD	1,020		$663	0	(18)
	01/2026	CHF	24		30	0	(1)
	01/2026	CNH	735		104	0	(1)
	01/2026	MXN	5,718		308	0	(9)
	01/2026	NZD	282		162	0	(1)
	01/2026	PEN	301		88	0	(1)
	01/2026		$41	ILS	130	0	0
	01/2026		239	PLN	875	5	0
	01/2026		96	TWD	3,007	0	0
	01/2026	ZAR	6,875		$400	0	(15)
	02/2026	ILS	130		41	0	0
	02/2026	PEN	1,173		335	0	(13)
GLM	01/2026	ILS	62		19	0	0
	01/2026		$91	CHF	73	1	0
	01/2026		110	CNH	778	1	0
	01/2026		217	PLN	793	4	0
	01/2026		23	THB	724	0	0
	01/2026	ZAR	5,112		$297	0	(12)
	02/2026	MXN	1,015		54	0	(2)
	02/2026		$85	BRL	467	0	0
	02/2026		86	MXN	1,594	2	0
	03/2026	BRL	1		$0	0	0
	03/2026	PEN	247		73	0	0
	03/2026		$1,341	BRL	7,427	0	(3)
	04/2026		166	MXN	3,057	2	0
IND	01/2026	INR	8,655		$96	0	0
JPM	01/2026	CNH	3,059		434	0	(5)
	01/2026	ILS	683		209	0	(5)
	01/2026	INR	5,304		60	1	0
	01/2026	NOK	230		23	0	0
	01/2026	NZD	138		80	1	0
	01/2026	PLN	478		130	0	(3)
	01/2026		$120	CNH	845	1	0
	01/2026		121	INR	10,814	0	(2)
	01/2026		31	KRW	45,468	1	0
	01/2026		184	PLN	678	5	0
	01/2026	ZAR	1,874		$109	0	(4)
	02/2026		$142	MXN	2,628	4	0
	04/2026		72		1,328	1	0
MBC	01/2026	CAD	1,248		$887	0	(23)
	01/2026	CHF	32		40	0	0
	01/2026	GBP	63		85	0	0
	01/2026	JPY	250,700		1,613	12	0
	01/2026	SGD	1,901		1,465	0	(15)
	01/2026		$17	INR	1,540	0	0
	01/2026		142	JPY	22,094	0	(1)
	01/2026		102	PLN	377	3	0
	01/2026		17	TWD	539	0	0
	02/2026		39	MXN	731	1	0
	03/2026		3		51	0	0
	04/2026		64		1,180	1	0

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2025 (Unaudited)

MYI	01/2026	PLN	410	$112	0	(2)
01/2026	$1	JPY	114	0	0
02/2026	ILS	290	$90	0	(1)
NGF	01/2026	KRW	205,914	141	0	(2)
01/2026	$94	KRW	138,651	2	0
RBC	01/2026	181	SGD	234	1	0
SCX	01/2026	CHF	25	$31	0	0
01/2026	CNH	1,465	208	0	(2)
01/2026	IDR	221,265	13	0	0
01/2026	INR	11,632	129	0	0
01/2026	JPY	5,200	33	0	0
01/2026	TWD	5,516	181	6	0
01/2026	$42	CAD	58	0	0
01/2026	20	INR	1,780	0	0
01/2026	282	JPY	43,867	0	(2)
03/2026	MXN	1,277	$70	0	0
SOG	01/2026	EUR	969	1,122	0	(17)
01/2026	$625	GBP	477	18	0
01/2026	653	JPY	102,191	0	(1)
02/2026	40	MXN	732	1	0
03/2026	MXN	15,215	$812	0	(27)
03/2026	PEN	3	1	0	0
03/2026	$736	MXN	13,787	24	0
SSB	01/2026	GBP	68	$92	0	0
01/2026	INR	10,337	116	1	0
01/2026	TWD	3,087	99	1	0
01/2026	$112	INR	10,077	0	0
01/2026	285	TWD	8,723	0	(7)
UAG	01/2026	BRL	672	$126	3	0
01/2026	CHF	121	151	0	(2)
01/2026	PLN	390	107	0	(1)
01/2026	TWD	2,093	68	1	0
01/2026	$122	BRL	672	1	0
01/2026	158	PLN	573	2	0
01/2026	ZAR	7,782	$447	0	(22)
02/2026	$37	MXN	686	1	0
03/2026	MXN	752	$42	0	0

Total Forward Foreign Currency Contracts	$183	$(385)

PURCHASED OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GST	Put - OTC CDX.IG-45 5-Year Index	Buy	0.650%	05/20/2026	5,500	$12	$8

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	1,700	$3	$1
Call - OTC USD versus HKD	7.800	08/24/2026	2,400	3	1
Put - OTC USD versus KRW	KRW	1,419.000	02/12/2026	200	1	1
Put - OTC USD versus ZAR	ZAR	18.000	08/19/2026	470	21	38
BRC	Put - OTC USD versus KRW	KRW	1,423.000	02/12/2026	70	0	1
GLM	Put - OTC USD versus BRL	BRL	5.390	02/04/2026	280	4	2
Call - OTC USD versus HKD	HKD	7.800	08/14/2026	400	1	0
MBC	Call - OTC USD versus HKD	7.800	08/14/2026	800	1	0
Call - OTC USD versus HKD	7.800	08/24/2026	900	1	1

$35	$45

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.093%	01/04/2027	11,900	$8	$5
Call - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.230	03/30/2026	1,200	9	3
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.317	03/02/2026	1,300	8	2
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.194	03/04/2026	300	1	0
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.758	03/30/2026	600	5	3
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.146	04/15/2026	800	6	2
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.427	08/06/2035	300	26	21
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.427	08/06/2035	300	26	26

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2025 (Unaudited)

	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	400	35	31
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	400	35	32
BRC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	900	73	51
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	1,100	89	84
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.163	08/23/2027	64,800	326	227
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.163	08/23/2027	64,800	326	318
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.189	01/02/2026	1,000	4	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.174	04/27/2026	1,200	9	3
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.751	10/14/2026	10,400	9	6
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	800	70	58
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	800	70	69
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	2,500	202	142
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	3,200	258	243
JPM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.260	04/28/2026	1,300	12	4
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.989	08/06/2026	200	2	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.239	08/06/2026	100	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	1,200	106	86
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	1,200	106	103
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.857	10/07/2026	12,600	10	6
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.141	12/30/2026	12,600	9	5
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.082	01/04/2027	12,600	9	6
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.174	04/27/2026	100	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.255	08/03/2026	1,400	18	6
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.505	08/03/2026	1,200	24	10
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.255	08/03/2026	1,200	18	9
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	08/07/2035	300	26	22
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	08/07/2035	300	26	26

							$1,963	$1,609

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Cost	Market Value

GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2056		$97.375	02/05/2026		$700	$1	$0
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2056		98.906	02/05/2026		2,800	2	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2056		98.922	02/05/2026		2,800	2	0

							$5	$0

Total Purchased Options							$2,015	$1,662

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Call - OTC CDX.IG-45 5-Year Index		Buy	0.525%	01/21/2026	2,200	$(3)	$(3)
	Call - OTC CDX.IG-45 5-Year Index		Buy	0.550	01/21/2026	6,510	(12)	(14)
	Call - OTC CDX.IG-45 5-Year Index		Buy	0.575	01/21/2026	1,000	(2)	(3)
	Call - OTC CDX.IG-45 5-Year Index		Buy	0.525	02/18/2026	4,400	(6)	(7)
	Call - OTC CDX.IG-45 5-Year Index		Buy	0.525	05/20/2026	6,200	(12)	(12)

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2025 (Unaudited)

RBC	Call - OTC CDX.IG-45 5-Year Index	Buy	0.525	02/18/2026	200	0	0

$(35)	$(39)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	1,700	$(1)	$(1)
Call - OTC USD versus HKD	7.850	08/24/2026	2,400	(1)	(1)
Put - OTC USD versus KRW	KRW	1,383.000	02/12/2026	200	0	(1)
Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	950	(20)	(36)
BRC	Put - OTC USD versus KRW	KRW	1,385.000	02/12/2026	70	0	0
GLM	Put - OTC USD versus BRL	BRL	5.160	02/04/2026	280	(1)	0
Call - OTC USD versus BRL	5.680	02/04/2026	280	(4)	(2)
Call - OTC USD versus HKD	HKD	7.850	08/14/2026	400	0	0
MBC	Call - OTC USD versus HKD	7.850	08/14/2026	800	0	0
Call - OTC USD versus HKD	7.850	08/24/2026	900	(1)	0

$(28)	$(41)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.617%	03/02/2026	1,400	$(8)	$(9)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.646	04/15/2026	900	(7)	(8)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.625	01/08/2026	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.925	01/08/2026	100	0	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.622	01/29/2026	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.882	01/29/2026	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.066	02/05/2026	500	(1)	0
DUB	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.689	01/02/2026	1,100	(4)	0
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.674	04/27/2026	1,300	(9)	(11)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.580	01/05/2026	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.860	01/05/2026	100	0	0
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.578	01/12/2026	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.878	01/12/2026	100	0	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.648	01/15/2026	100	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.928	01/15/2026	100	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.180	02/05/2026	1,500	(2)	(1)
JPM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.560	04/28/2026	1,300	(12)	(16)
MYC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.674	04/27/2026	100	(1)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.625	01/08/2026	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.925	01/08/2026	100	0	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.639	01/12/2026	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.919	01/12/2026	100	0	0
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.639	01/12/2026	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.919	01/12/2026	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.186	02/05/2026	1,500	(2)	0

$(48)	$(46)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2056	$97.375	01/07/2026	$400	$(1)	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 03/01/2056	102.133	03/05/2026	1,000	(3)	(1)

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2025 (Unaudited)

	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 03/01/2056				102.141	03/05/2026			1,500	(4)		(1)

										$(8)		$(2)

Total Written Options										$(119)		$(128)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
											Swap Agreements, at Value(4)
Counterparty	Index/Tranches			Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	iTraxx Crossover 44 5-Year 35-100% Index			5.000%	Quarterly	12/20/2030	EUR	280	$63	$3	$66	$0
BPS	iTraxx Crossover 44 5-Year 35-100% Index			5.000	Quarterly	12/20/2030		560	129	3	132	0
CBK	iTraxx Crossover 44 5-Year 35-100% Index			5.000	Quarterly	12/20/2030		420	96	3	99	0
JPM	iTraxx Crossover 44 5-Year 35-100% Index			5.000	Quarterly	12/20/2030		980	227	4	231	0
MYC	iTraxx Crossover 44 5-Year 35-100% Index			5.000	Quarterly	12/20/2030		140	32	1	33	0

									$547	$14	$561	$0

TOTAL RETURN SWAPS ON INDEXES
											Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	S&P 500 Total Return Index	1,507	4.375% (SOFR plus a specified spread)	Monthly	02/04/2026		$22,937	$0	$91	$91	$0
	Pay	S&P 500 Total Return Index	60	4.400% (SOFR plus a specified spread)	Monthly	03/11/2026		913	0	4	4	0
FAR	Pay	S&P 500 Total Return Index	39	4.460% (FEDL01 plus a specified spread)	Monthly	01/07/2026		594	0	2	2	0
JPM	Pay	S&P 500 Total Return Index	73	4.420% (FEDL01 plus a specified spread)	Monthly	02/04/2026		1,111	0	4	4	0
MBC	Pay	S&P 500 Total Return Index	4,224	4.340% (SOFR plus a specified spread)	Maturity	05/15/2026		49,112	0	(13,440)	0	(13,440)

									$0	$(13,339)	$101	$(13,440)

Total Swap Agreements									$547	$(13,325)	$662	$(13,440)

(i)

Securities with an aggregate market value of $14,122 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)						Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2		Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0		$850	$0		$850
Industrials						0		935	0		935
U.S. Government Agencies						0		99,598	0		99,598
U.S. Treasury Obligations						0		922	0		922
Non-Agency Mortgage-Backed Securities						0		12,353	0		12,353
Asset-Backed Securities
Automobile Sequential						0		573	0		573
CMBS Other						0		1,371	0		1,371
Home Equity Other						0		8,037	0		8,037
Home Equity Sequential						0		1	0		1

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	December 31, 2025 (Unaudited)

Whole Loan Collateral	0	1,903	0	1,903
Other ABS	0	1,165	0	1,165
Sovereign Issues	0	9,099	0	9,099
Exchange-Traded Funds	11,059	0	0	11,059
Short-Term Instruments
Repurchase Agreements	0	2,700	0	2,700
Short-Term Notes	0	990	0	990
U.S. Treasury Bills	0	15,906	0	15,906

	$11,059	$156,403	$0	$167,462
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$8,927	$0	$0	$8,927

Total Investments	$19,986	$156,403	$0	$176,389

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(12,971)	$0	$(12,971)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	105	147	0	252
Over the counter	0	2,507	0	2,507

	$105	$2,654	$0	$2,759
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(68)	(97)	0	(165)
Over the counter	0	(13,953)	0	(13,953)

	$(68)	$(14,050)	$0	$(14,118)

Total Financial Derivative Instruments	$37	$(11,396)	$0	$(11,359)

Totals	$20,023	$132,036	$0	$152,059

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

Schedule of Investments PIMCO StocksPLUS® Small Fund	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 168.3% ¤
CORPORATE BONDS & NOTES 4.5%
BANKING & FINANCE 2.9%
American Express Co. 5.442% due 01/30/2036 •	$300	$312
ARES Strategic Income Fund 5.450% due 09/09/2028	1,600	1,615
Athene Global Funding 5.033% due 07/17/2030	2,900	2,923
Bank of Nova Scotia 5.450% due 08/01/2029	1,200	1,251
Barclays PLC 7.437% due 11/02/2033 •	1,100	1,258
Credit Suisse AG AT1 Claim	5,820	1,717
Ford Motor Credit Co. LLC
2.900% due 02/16/2028	200	193
5.800% due 03/05/2027	800	810
5.800% due 03/08/2029	300	307
5.918% due 03/20/2028	600	614
6.950% due 03/06/2026	200	200
GA Global Funding Trust 5.500% due 04/01/2032	400	410
GLP Capital LP/GLP Financing II, Inc. 5.625% due 09/15/2034	200	203
HSBC Holdings PLC 2.848% due 06/04/2031 •	200	187
Nomura Holdings, Inc.
2.679% due 07/16/2030	1,300	1,203
3.103% due 01/16/2030	1,900	1,807
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (c)	1,500	1,158
UBS Group AG 3.091% due 05/14/2032 •	1,300	1,208
VICI Properties LP 4.750% due 02/15/2028	1,800	1,818

		19,194

INDUSTRIALS 1.1%
Bayer U.S. Finance LLC 6.375% due 11/21/2030	200	214
Beignet Investor LLC 6.581% due 05/30/2049	3,030	3,204
Conagra Brands, Inc. 5.750% due 08/01/2035	900	920
DAE Funding LLC 3.375% due 03/20/2028	900	877
Petroleos del Peru SA 5.625% due 06/19/2047	900	573
Petroleos Mexicanos 6.350% due 02/12/2048	400	314
United Airlines Pass-Through Trust 5.450% due 08/15/2038	386	398
Viper Energy Partners LLC 5.700% due 08/01/2035	400	409

		6,909

UTILITIES 0.5%
Oncor Electric Delivery Co. LLC 2.700% due 11/15/2051	600	361
Pacific Gas & Electric Co.
3.000% due 06/15/2028	1,000	970
5.700% due 03/01/2035	100	103
6.150% due 03/01/2055	300	298
San Diego Gas & Electric Co. 3.320% due 04/15/2050	200	139

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2025 (Unaudited)

Southern California Edison Co. 5.150% due 06/01/2029	1,500	1,533

		3,404

Total Corporate Bonds & Notes (Cost $27,504)		29,507

U.S. GOVERNMENT AGENCIES 101.0%
Federal Home Loan Mortgage Corp.
4.000% due 01/01/2048	860	833
4.500% due 08/01/2052 - 12/01/2053	3,886	3,810
5.500% due 11/01/2054 - 09/01/2055 (e)	30,481	30,974
5.500% due 02/01/2055 - 09/01/2055	5,244	5,396
6.000% due 04/01/2040 - 10/01/2055	595	614
6.500% due 11/01/2053 - 08/01/2054	8,101	8,548
6.500% due 09/01/2054 (e)	10,571	10,988
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 2.903% due 07/25/2054 ~	1,760	1,714
Federal Home Loan Mortgage Corp. REMICS
4.808% due 10/15/2037 •	9	9
4.824% due 09/25/2055 •	3,382	3,413
4.974% due 09/25/2055 •	4,997	5,035
5.024% due 03/25/2055 - 09/25/2055 •	9,226	9,270
5.074% due 02/25/2055 - 08/25/2055 •	5,039	5,064
5.324% due 12/25/2054 •	789	795
Federal National Mortgage Association
3.500% due 12/01/2047 - 08/01/2048	6,920	6,508
3.910% due 11/01/2030 (e)	9,600	9,501
4.000% due 01/01/2049 (e)	1,074	1,039
4.202% due 10/01/2029 ~	4,400	4,435
4.300% due 12/01/2032	18,000	17,953
4.350% due 09/01/2030 (e)	9,000	9,085
4.440% due 10/01/2032 (e)	9,786	9,816
4.930% due 06/01/2029	1,900	1,956
5.500% due 08/01/2053 - 11/01/2054	6,070	6,216
6.000% due 09/01/2035 - 05/01/2041	288	303
6.500% due 12/01/2053 - 08/01/2054	4,215	4,454
6.500% due 02/01/2054 - 03/01/2055 (e)	17,884	18,692
7.500% due 05/01/2029 - 11/01/2037	19	18
Federal National Mortgage Association REMICS
4.339% due 07/25/2037 •	4	3
4.369% due 07/25/2037 •	7	7
4.389% due 09/25/2035 •	21	20
4.824% due 11/25/2054 •	2,037	2,040
4.974% due 07/25/2055 •	547	549
5.024% due 08/25/2055 - 09/25/2055 •	6,758	6,792
5.274% due 09/25/2055 •	3,928	3,967
Government National Mortgage Association
4.000% due 06/20/2055 - 09/20/2055	7,033	6,648
6.000% due 12/15/2038	26	27
Government National Mortgage Association REMICS
4.337% due 08/20/2047 •	240	234
4.768% due 09/20/2055 •	4,935	4,941
5.068% due 07/20/2055 •	1,214	1,221
5.088% due 09/20/2055 •	5,245	5,267
Government National Mortgage Association, TBA
3.500% due 02/01/2056	21,600	19,658
4.000% due 02/01/2056	14,280	13,487
4.500% due 02/01/2056	15,830	15,410
5.000% due 01/01/2056	28,230	28,170
5.500% due 02/01/2056	9,000	9,082
6.000% due 02/01/2056	8,880	9,044
U.S. Small Business Administration
5.290% due 12/01/2027	3	3
5.720% due 01/01/2029	83	84
6.020% due 08/01/2028	38	39
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2056	7,250	6,409
4.000% due 02/01/2056	24,160	22,904
4.500% due 01/01/2056	19,027	18,578
5.000% due 02/01/2056	43,190	43,033
5.500% due 02/01/2056	3,000	3,039
6.000% due 02/01/2056 - 03/01/2056	141,340	145,062
6.500% due 02/01/2056 - 03/01/2056	110,890	115,314

Total U.S. Government Agencies (Cost $655,674)		657,471

U.S. TREASURY OBLIGATIONS 1.8%
U.S. Treasury Bonds
4.875% due 08/15/2045	191	193
U.S. Treasury Notes
3.875% due 07/31/2030 (g)(i)	11,000	11,083
4.250% due 08/15/2035 (i)	312	314

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2025 (Unaudited)

Total U.S. Treasury Obligations (Cost $11,528)			11,590

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.8%
Adjustable Rate Mortgage Trust 6.054% due 11/25/2037 ~		4,023	2,532
American Home Mortgage Assets Trust 4.949% due 11/25/2046 •		6,038	1,467
Atrium Hotel Portfolio Trust 5.548% due 12/15/2036 •		4,600	4,511
Avon Finance 4.642% due 12/28/2049 •	GBP	2,697	3,641
BCAP LLC Trust 4.411% due 03/26/2037 ~		$4,013	1,651
Bear Stearns ALT-A Trust
4.092% due 11/25/2035 ~		2,455	1,303
4.375% due 11/25/2035 ~		75	69
ChaseFlex Trust 4.446% due 07/25/2037 •		2,350	2,092
CHL Mortgage Pass-Through Trust
4.340% due 11/25/2037 ~		388	365
4.796% due 11/25/2034 ~		2	2
5.500% due 11/25/2035		18	9
Citigroup Mortgage Loan Trust, Inc.
3.916% due 01/25/2037 •		1	1
5.798% due 08/25/2035 ~		4	4
6.050% due 03/25/2036 •		30	30
CitiMortgage Alternative Loan Trust 4.446% due 04/25/2037 •		779	651
Countrywide Alternative Loan Trust
4.086% due 12/25/2046 •		1,969	1,798
4.166% due 02/25/2047 •		8	7
4.166% due 09/25/2047 •		1,051	988
4.246% due 06/25/2037 •		29	27
5.029% due 02/25/2036 •		3	3
5.750% due 02/25/2037		659	313
6.000% due 08/25/2035		1,045	391
6.000% due 06/25/2047		1,733	867
CSMC Trust 2.000% due 01/25/2060 ~		2,339	2,091
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust 4.506% due 08/25/2037 •		1,580	1,256
Government National Mortgage Association REMICS 4.698% due 10/20/2075 •		4,988	5,010
GSR Mortgage Loan Trust 4.125% due 11/25/2035 ~		1	1
HarborView Mortgage Loan Trust
4.186% due 12/19/2036 •		129	117
4.226% due 01/19/2038 •		177	159
4.256% due 12/19/2036 •		689	562
JP Morgan Mortgage Trust
4.951% due 08/25/2034 ~		8	8
5.750% due 01/25/2036		10	5
6.033% due 07/25/2035 ~		551	549
JP Morgan Resecuritization Trust
0.000% due 06/26/2037 •		601	602
0.000% due 06/26/2037 ~		3,977	3,105
Lehman Mortgage Trust 4.496% due 11/25/2036 •		1,088	489
Lehman XS Trust 4.296% due 08/25/2046 •		886	930
MASTR Adjustable Rate Mortgages Trust 4.829% due 12/25/2046 •		4,796	4,035
Merrill Lynch Mortgage Investors Trust 4.882% due 09/25/2035 ~		37	29
MortgageIT Securities Corp. Mortgage Loan Trust 4.306% due 06/25/2047 •		570	502
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		1,139	1,105
2.750% due 11/25/2059 ~		2,080	2,011
PRKCM Trust 7.225% due 11/25/2058 þ		818	828
RALI Trust
4.216% due 08/25/2036 •		258	239
4.246% due 05/25/2047 •		2,666	2,511
Structured Adjustable Rate Mortgage Loan Trust 5.119% due 04/25/2035 ~		38	35
Structured Asset Mortgage Investments II Trust 3.966% due 08/25/2036 •		2,953	2,656
Structured Asset Securities Corp. 4.196% due 04/25/2035 •		1,010	921
UBS Commercial Mortgage Trust 3.504% due 12/15/2050		1,007	1,002
WaMu Mortgage Pass-Through Certificates Trust
3.485% due 01/25/2037 ~		108	93
4.303% due 06/25/2037 ~		381	341

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2025 (Unaudited)

4.325% due 08/25/2036 ~	47	42
4.686% due 12/25/2035 ~	624	589
4.759% due 01/25/2047 •	7	7
4.799% due 05/25/2047 •	1,539	1,377
5.006% due 11/25/2045 •	1,220	1,173
5.529% due 09/25/2046 •	19	18
5.529% due 10/25/2046 •	14	14
Wells Fargo Mortgage-Backed Securities Trust 6.290% due 12/25/2036 ~	44	41

Total Non-Agency Mortgage-Backed Securities (Cost $64,188)		57,175

ASSET-BACKED SECURITIES 23.2%
AUTOMOBILE ABS OTHER 0.5%
Carvana Auto Receivables Trust
2.900% due 03/10/2028	2,193	2,152
3.160% due 06/12/2028	1,208	1,178

		3,330

AUTOMOBILE SEQUENTIAL 1.7%
Avis Budget Rental Car Funding AESOP LLC 5.900% due 08/21/2028	2,400	2,459
Carvana Auto Receivables Trust 5.620% due 01/10/2029	203	205
Hertz Vehicle Financing III LLC 5.440% due 01/25/2029	4,200	4,292
Lendbuzz Securitization Trust 7.500% due 12/15/2028	1,944	1,979
Research-Driven Pagaya Motor Asset Trust IV 2.650% due 03/25/2030	383	379
Research-Driven Pagaya Motor Asset Trust V 5.320% due 09/25/2030	318	320
SCCU Auto Receivables Trust
5.110% due 06/15/2029	1,600	1,611
5.450% due 12/15/2027	225	225

		11,470

CMBS OTHER 1.1%
M360 Ltd. 6.098% due 11/22/2038 •	293	288
MF1 LLC 6.366% due 09/17/2037 •	733	734
MF1 Ltd. 5.481% due 02/19/2037 •	6,100	6,104
Ready Capital Mortgage Financing LLC 5.046% due 11/25/2036 •	109	109

		7,235

HOME EQUITY OTHER 9.1%
ABFC Trust 4.106% due 01/25/2037 •	1,586	1,160
Bear Stearns Asset-Backed Securities I Trust 4.166% due 08/25/2036 •	233	228
Citigroup Mortgage Loan Trust, Inc.
3.906% due 07/25/2045 •	69	49
4.166% due 12/25/2036 •	1,911	1,083
Countrywide Asset-Backed Certificates Trust
4.036% due 11/25/2037 •	82	80
4.096% due 06/25/2047 •	555	543
4.126% due 06/25/2037 •	506	475
4.126% due 06/25/2047 •	577	529
4.161% due 05/25/2036 •	1,068	1,047
4.366% due 12/25/2036 •	1,885	1,820
4.386% due 03/25/2036 •	662	608
Credit-Based Asset Servicing & Securitization LLC 4.226% due 07/25/2037 •	4	3
Fieldstone Mortgage Investment Trust 4.581% due 12/25/2035 •	558	554
Fremont Home Loan Trust
4.046% due 08/25/2036 •	79	25
4.186% due 02/25/2036 •	518	507
GSAA Home Equity Trust
4.100% due 03/25/2036 ~	2,978	1,765
4.246% due 03/25/2037 •	3,865	1,054
GSAMP Trust
4.306% due 01/25/2037 •	2,700	2,393
5.166% due 12/25/2034 •	764	702
Home Equity Loan Trust 4.186% due 04/25/2037 •	5,300	4,796
Home Equity Mortgage Loan Asset-Backed Trust
4.616% due 11/25/2034 •	98	98

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2025 (Unaudited)

4.911% due 08/25/2035 •		2,000	1,970
JP Morgan Mortgage Acquisition Trust 4.266% due 10/25/2036 •		6	6
Long Beach Mortgage Loan Trust
4.286% due 02/25/2036 •		925	919
4.761% due 08/25/2035 •		1,700	1,581
MASTR Specialized Loan Trust
4.366% due 02/25/2036 •		227	224
4.366% due 06/25/2046 •		989	968
Merrill Lynch Mortgage Investors Trust 4.066% due 08/25/2037 •		4,935	2,431
Morgan Stanley ABS Capital I, Inc. Trust
3.946% due 07/25/2036 •		3	1
4.061% due 03/25/2037 •		12,753	5,026
4.166% due 09/25/2036 •		2,178	936
Morgan Stanley Mortgage Loan Trust 6.465% due 09/25/2046 þ		3,342	1,077
Option One Mortgage Loan Trust
3.946% due 07/25/2036 •		1,779	822
3.976% due 07/25/2037 •		2,085	1,387
4.066% due 04/25/2037 •		1,871	1,314
4.066% due 05/25/2037 •		1,092	665
4.126% due 01/25/2037 •		2,451	1,444
4.156% due 04/25/2037 •		242	139
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 5.571% due 02/25/2035 •		6,262	5,866
Popular ABS Mortgage Pass-Through Trust 4.341% due 07/25/2036 •		1,614	1,548
Renaissance Home Equity Loan Trust 5.586% due 11/25/2036 þ		3,588	1,105
Residential Asset Mortgage Products Trust 4.911% due 05/25/2035 •		2,130	2,097
Residential Asset Securities Corporation Trust 4.446% due 02/25/2036 •		4	4
Securitized Asset-Backed Receivables LLC Trust
4.326% due 07/25/2036 •		860	328
4.491% due 10/25/2035 •		1,060	880
SG Mortgage Securities Trust 4.206% due 02/25/2036 •		3,670	1,824
Soundview Home Loan Trust
3.966% due 11/25/2036 •		6	2
4.016% due 07/25/2037 •		916	833
4.146% due 03/25/2037 •		196	187
4.346% due 10/25/2036 •		2,203	2,132
4.686% due 08/25/2035 •		1,507	1,412
Structured Asset Securities Corp. Mortgage Loan Trust 4.076% due 05/25/2047 •		471	466

			59,113

WHOLE LOAN COLLATERAL 0.3%
Citigroup Mortgage Loan Trust, Inc. 4.296% due 10/25/2036 •		19	19
Securitized Asset-Backed Receivables LLC Trust 4.346% due 05/25/2036 •		2,620	1,415
Specialty Underwriting & Residential Finance Trust 4.602% due 12/25/2036 •		335	328

			1,762

OTHER ABS 10.5%
ACHV ABS Trust 5.430% due 10/27/2031		852	860
Anchorage Credit Funding 13 Ltd. 2.875% due 07/27/2039		300	289
Anchorage Credit Funding 19 Ltd. 5.036% due 10/25/2040		1,300	1,300
Anchorage Credit Funding 3 Ltd. 2.871% due 01/28/2039		300	291
Anchorage Credit Funding 7 Ltd. 4.620% due 04/25/2037		215	215
ARES LX CLO Ltd. 5.064% due 07/18/2034 •		1,500	1,500
ARES LXII CLO Ltd. 4.928% due 01/25/2034 •		1,900	1,900
Bain Capital Euro CLO DAC 2.744% due 01/20/2032 •	EUR	1,023	1,204
Barings Euro CLO DAC 0.000% due 08/15/2039 •(a)		1,900	2,233
BlueMountain CLO XXXIV Ltd. 5.034% due 04/20/2035 •		$1,300	1,301
Cairn CLO X DAC 2.789% due 10/15/2031 •	EUR	1,088	1,280
Carlyle Euro CLO DAC
2.709% due 01/15/2031 •		674	792
2.954% due 08/15/2032 •		2,148	2,528

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2025 (Unaudited)

Carlyle U.S. CLO Ltd. 4.994% due 10/20/2034 •		$1,500	1,501
Cedar Funding VI CLO Ltd. 4.974% due 04/20/2034 •		900	900
CVC Cordatus Loan Fund XXX DAC 3.297% due 05/15/2037 •	EUR	1,100	1,294
Dryden 86 CLO Ltd. 5.012% due 07/17/2034 •		$1,500	1,500
GreenSky Home Improvement Trust 5.550% due 06/25/2059		1,300	1,335
Griffith Park CLO DAC 2.786% due 11/21/2031 •	EUR	1,147	1,349
Grosvenor Place CLO DAC 3.383% due 08/15/2039 •		900	1,058
Harvest CLO XXI DAC
1.040% due 07/15/2031		503	584
2.769% due 07/15/2031 •		3,977	4,677
Invesco Euro CLO XI DAC 3.283% due 10/22/2036 •		3,000	3,529
Jubilee CLO DAC 2.659% due 04/15/2031 •		961	1,130
Nelnet Student Loan Trust
6.118% due 02/20/2041 •		$278	284
6.640% due 02/20/2041		232	242
Neuberger Berman Loan Advisers Lasalle Street Lending CLO I Ltd. 5.140% due 10/25/2036 •		3,300	3,304
Pagaya AI Debt Grantor Trust
4.865% due 10/15/2032		1,040	1,044
5.303% due 10/15/2032		1,900	1,909
Pagaya Point of Sale Holdings Grantor Trust 5.715% due 01/20/2034		1,800	1,815
Penta CLO 9 DAC 2.915% due 07/25/2036 •	EUR	1,500	1,763
Post CLO Ltd. 4.985% due 10/15/2034 •		$1,500	1,500
Providus CLO V DAC 3.314% due 11/15/2039 •	EUR	1,000	1,176
Romark CLO - IV Ltd. 5.067% due 07/10/2034 •		$3,000	3,001
Romark Credit Funding II Ltd. 2.625% due 10/25/2039		400	380
SMB Private Education Loan Trust
4.550% due 02/16/2055		3,515	3,454
5.500% due 06/17/2052		1,596	1,640
5.524% due 11/15/2052 •		402	407
SoFi Professional Loan Program LLC 2.540% due 05/15/2046		1,096	1,061
Sunbit Asset Securitization Trust 5.360% due 07/15/2030		800	806
TCI-Symphony CLO Ltd. 5.723% due 10/13/2032 •		4,900	4,918
Vibrant CLO XII Ltd. 5.034% due 04/20/2034 •		3,100	3,101
Whetstone Park CLO Ltd. 4.954% due 01/20/2035 •		2,000	2,000

			68,355

Total Asset-Backed Securities (Cost $163,753)			151,265

SOVEREIGN ISSUES 11.6%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2026 (c)	BRL	66,500	11,739
Colombia Government International Bonds 8.375% due 11/07/2054		$1,200	1,276
Development Bank of Kazakhstan JSC 18.400% due 10/16/2028	KZT	124,000	254
Eagle Funding Luxco SARL 5.500% due 08/17/2030		$3,100	3,162
Ecuador Government International Bonds 0.000% due 07/31/2030 (c)		800	686
Ivory Coast Government International Bonds 6.625% due 03/22/2048	EUR	1,000	1,065
Japan Government Thirty Year Bonds 2.400% due 03/20/2055	JPY	380,000	1,993
Mexico Bonos 8.500% due 03/01/2029	MXN	138,600	7,772
Peru Government Bonds 7.300% due 08/12/2033	PEN	11,500	3,904
Peru Government International Bonds
5.400% due 08/12/2034		13,900	4,127
6.150% due 08/12/2032		62,200	19,970
6.950% due 08/12/2031		881	291
Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	98,450	5,083
7.000% due 02/28/2031		88,200	5,211

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2025 (Unaudited)

8.000% due 01/31/2030		27,700	1,711
8.250% due 03/31/2032		13,800	855
8.500% due 01/31/2037		17,000	1,021
8.875% due 02/28/2035		52,100	3,283
Romania Government International Bonds 6.750% due 07/11/2039	EUR	1,200	1,471
Turkiye Government Bonds
39.431% (BISTREFI + 0.000%) due 05/20/2026 ~	TRY	300	7
39.431% (BISTREFI + 0.000%) due 08/19/2026 ~		300	7
39.431% (BISTREFI + 0.000%) due 05/17/2028 ~		35,200	819

Total Sovereign Issues (Cost $68,871)			75,707

		SHARES
EXCHANGE-TRADED FUNDS 12.4%
iShares Core S&P 500 ETF		117,529	80,500

Total Exchange-Traded Funds (Cost $79,571)			80,500

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 5.0%
COMMERCIAL PAPER 1.3%
Air Lease Corp. 4.300% due 01/08/2026		$6,500	6,494
ERAC USA Finance LLC 4.200% due 01/12/2026		900	899
HCA, Inc. 4.300% due 01/05/2026		1,200	1,199

			8,592

REPURCHASE AGREEMENTS (d) 2.4%			15,900

U.S. TREASURY BILLS 1.3%
3.815% due 01/15/2026 - 06/18/2026 (b)(c)(g)(i)		8,515	8,451

Total Short-Term Instruments (Cost $32,941)			32,943

Total Investments in Securities (Cost $1,104,030)			1,096,158

		SHARES
INVESTMENTS IN AFFILIATES 8.2%
SHORT-TERM INSTRUMENTS 8.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.2%
PIMCO Short Asset Portfolio		744,831	7,312
PIMCO Short-Term Floating NAV Portfolio III		4,717,380	45,952

Total Short-Term Instruments (Cost $53,241)			53,264

Total Investments in Affiliates (Cost $53,241)			53,264

Total Investments 176.5% (Cost $1,157,271)			$1,149,422
Financial Derivative Instruments (f)(h) 2.0%(Cost or Premiums, net $25,314)			12,953
Other Assets and Liabilities, net (78.5)%			(511,152)

Net Assets 100.0%			$651,223

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	3.750%	12/31/2025	01/02/2026	$4,300	U.S. Treasury Notes 0.625% due 08/15/2030	$(4,382)	$4,300	$4,301
3.790	01/02/2026	01/05/2026	7,300	U.S. Treasury Notes 3.500% due 11/30/2030	(7,446)	7,300	7,300
3.870	12/31/2025	01/02/2026	4,300	U.S. Treasury Notes 4.000% due 01/31/2031	(4,379)	4,300	4,301

Total Repurchase Agreements	$(16,207)	$15,900	$15,902

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BPS	3.850%	12/31/2025	01/07/2026	$(7,739)	$(7,741)
3.970	12/30/2025	01/06/2026	(7,726)	(7,729)
SAL	3.970	12/11/2025	01/07/2026	(27,783)	(27,850)
SBI	3.970	12/11/2025	01/07/2026	(12,153)	(12,182)

Total Reverse Repurchase Agreements	$(55,502)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (13.6)%
Government National Mortgage Association, TBA	3.000%	02/01/2056	$21,600	$(19,323)	$(19,387)
Uniform Mortgage-Backed Security, TBA	2.000	01/01/2056	13,440	(10,910)	(10,868)
Uniform Mortgage-Backed Security, TBA	2.500	02/01/2056	19,060	(16,127)	(16,113)
Uniform Mortgage-Backed Security, TBA	3.500	02/01/2056	46,080	(42,458)	(42,460)

Total Short Sales (13.6)%	$(88,818)	$(88,828)

(e)	Securities with an aggregate market value of $57,549 have been pledged as collateral under the terms of master agreements as of December 31, 2025.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(0) at a weighted average interest rate of 0.000%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note March Futures	$111.000	02/20/2026	100	$100	$(53)	$(27)
Call - CBOT U.S. Treasury 10-Year Note March Futures	114.000	02/20/2026	100	100	(66)	(19)

Total Written Options	$(119)	$(46)

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2025 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

30-Day Federal Fund February Futures	02/2026	157	$63,070	$(23)	$0	$0
30-Day Federal Fund May Futures	05/2026	65	26,154	(49)	0	(3)
Australia Government 10-Year Bond March Futures	03/2026	115	8,402	15	10	0
California Carbon Allowance Vintage December Futures	12/2026	15	494	3	1	0
E-Mini Russell 2000 Index March Futures	03/2026	373	46,588	(895)	0	(367)
Euro-Bund March Futures	03/2026	209	31,333	(434)	0	(56)
U.S. Treasury 2-Year Note March Futures	03/2026	165	34,450	7	0	(12)
U.S. Treasury 5-Year Note March Futures	03/2026	1,612	176,199	(423)	0	(189)
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	208	23,923	(132)	0	(39)

$(1,931)	$11	$(666)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Adjusted Interest Rate S&P 500 Total Return January Futures	01/2026	69	$(23,125)	$(76)	$201	$0
Adjusted Interest Rate S&P 500 Total Return June Futures	06/2026	71	(23,867)	(257)	205	0
Adjusted Interest Rate S&P 500 Total Return March Futures	03/2026	71	(23,825)	(116)	208	0
Euro-Oat March Futures	03/2026	233	(33,020)	306	79	0
Japan Government 10-Year Bond March Futures	03/2026	29	(24,514)	165	54	0
U.S. Treasury 10-Year Note March Futures	03/2026	57	(6,409)	43	11	0
U.S. Treasury Long-Term Bond March Futures	03/2026	5	(578)	3	1	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	24	(2,832)	12	9	0

$80	$768	$0

Total Futures Contracts	$(1,851)	$779	$(666)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

British Telecommunications PLC	1.000%	Quarterly	12/20/2027	0.178%	EUR	800	$(4)	$19	$15	$0	$0
General Electric Co.	1.000	Quarterly	06/20/2026	0.051	$1,400	9	(2)	7	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.064	200	2	0	2	0	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2026	0.252	2,000	12	(4)	8	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.455	EUR	400	3	3	6	0	0

$22	$16	$38	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-45 5-Year Index	(1.000)%	Quarterly	12/20/2030	$54,190	$(1,216)	$(27)	$(1,243)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-35 5-Year Index	1.000%	Quarterly	06/20/2026	$92	$(3)	$3	$0	$0	$0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	800	(68)	74	6	0	0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028	100	(7)	8	1	0	0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029	200	(8)	9	1	0	0

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2025 (Unaudited)

CDX.EM-43 5-Year Index	1.000	Quarterly		06/20/2030		100	(3)	2	(1)	0	0
CDX.EM-44 5-Year Index	1.000	Quarterly		12/20/2030		1,270	(29)	16	(13)	1	0
CDX.HY-40 5-Year Index	5.000	Quarterly		06/20/2028		98	0	7	7	0	0
CDX.HY-43 5-Year Index	5.000	Quarterly		12/20/2029		1,200	88	5	93	0	(1)
CDX.HY-45 5-Year Index	5.000	Quarterly		12/20/2030		6,200	471	11	482	0	(3)

							$441	$135	$576	$1	$(4)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	09/17/2030	GBP	53,900	$(262)	$561	$299	$61	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		300	(2)	15	13	0	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		200	(1)	5	4	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035		400	(1)	(1)	(2)	1	0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		5,600	(164)	178	14	8	0
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		2,840	134	(167)	(33)	0	(8)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.500	Annual	12/17/2055	JPY	980,000	(19)	(412)	(431)	0	(25)
Pay	1-Day USD-SOFR Compounded-OIS	3.982	Annual	09/30/2026		$7,300	0	23	23	0	(1)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.150	Annual	08/25/2028		63,400	(87)	(9)	(96)	0	(24)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		2,000	(2)	(21)	(23)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.842	Annual	02/28/2029		5,600	0	60	60	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		19,300	175	(364)	(189)	24	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		1,000	(2)	(11)	(13)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		25,290	(523)	213	(310)	40	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2030		34,370	(579)	128	(451)	56	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		28,890	284	(331)	(47)	47	0
Receive	1-Day USD-SOFR Compounded-OIS	1.063	Semi-Annual	03/15/2031		50,900	332	6,116	6,448	88	0
Pay	1-Day USD-SOFR Compounded-OIS	3.809	Annual	06/30/2031		31,900	0	432	432	0	(55)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		11,700	34	(175)	(141)	21	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		58,300	5,978	939	6,917	72	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2032		17,800	(466)	42	(424)	0	(34)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032		13,170	(296)	180	(116)	26	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032		33,650	(827)	522	(305)	67	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		7,900	593	(499)	94	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		30,950	(236)	217	(19)	70	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		90	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		30	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		900	(3)	12	9	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034		600	(2)	8	6	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034		1,000	(4)	9	5	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034		400	(2)	6	4	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.865	Annual	11/20/2034		300	(1)	4	3	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		2,260	(14)	12	(2)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		300	(1)	7	6	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035		600	(2)	9	7	0	(1)

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2025 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035		500	(1)	3	2	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035		300	(1)	2	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035		300	(1)	3	2	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035		400	(1)	4	3	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035		600	(2)	7	5	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035		700	(2)	7	5	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	01/15/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035		700	(2)	15	13	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035		300	(1)	8	7	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035		300	(1)	9	8	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035		700	(2)	20	18	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		200	(1)	(3)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		250	(1)	(1)	(2)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		500	(2)	(3)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		200	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		400	(1)	(2)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		400	(1)	(3)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		500	(1)	(4)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		700	(2)	(9)	(11)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		800	(2)	(7)	(9)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		500	(1)	(3)	(4)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035		900	(4)	1	(3)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		65,560	129	94	223	156	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2035		5,570	(89)	112	23	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		9,260	140	583	723	30	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		18,700	5,245	2,375	7,620	48	0
Pay	1-Day USD-SOFR Compounded-OIS	4.046	Annual	11/15/2052		4,200	0	(90)	(90)	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	4.054	Annual	11/15/2052		4,380	0	(89)	(89)	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		19,050	241	1,943	2,184	61	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		18,690	(1,602)	(554)	(2,156)	0	(59)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2055		3,190	73	157	230	10	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.110	Annual	08/25/2057		1,100	(1)	(20)	(21)	0	(3)
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	2,400	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		24,100	0	(20)	(20)	0	(4)
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		4,700	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	12.975	Maturity	01/02/2029		47,400	0	(28)	(28)	0	0
Pay	1-Year BRL-CDI	13.245	Maturity	01/02/2029		52,300	0	(11)	(11)	0	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		17,200	0	(16)	(16)	0	(6)
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		1,400	0	(1)	(1)	0	0
Receive(6)	3-Month PLN-WIBOR	4.723	Annual	12/01/2035	PLN	3,000	1	(2)	(1)	0	0
Receive(6)	3-Month PLN-WIBOR	4.685	Annual	12/02/2035		400	0	0	0	0	0
Receive(6)	3-Month PLN-WIBOR	4.730	Annual	12/31/2035		200	0	0	0	0	0
Receive	3-Month ZAR-JIBAR	7.205	Quarterly	02/28/2031	ZAR	59,440	(31)	(58)	(89)	0	(3)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	25,700	(111)	(11)	(122)	0	(17)
Pay(6)	6-Month CZK-PRIBOR	4.523	Annual	12/01/2035	CZK	16,670	(1)	3	2	1	0
Pay(6)	6-Month CZK-PRIBOR	4.485	Annual	12/02/2035		2,200	0	0	0	0	0
Pay(6)	6-Month CZK-PRIBOR	4.530	Annual	12/31/2035		1,100	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030	EUR	500	(1)	(1)	(2)	0	0

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2025 (Unaudited)

Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		400	(1)	(3)	(4)	0	0
Receive	6-Month EUR-EURIBOR	2.350	Annual	04/29/2030		200	0	(1)	(1)	0	0
Pay(6)	6-Month EUR-EURIBOR	2.500	Annual	03/18/2031		2,250	10	(24)	(14)	0	(2)
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		500	(2)	(13)	(15)	1	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		200	(1)	(7)	(8)	0	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		200	(1)	(8)	(9)	0	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		400	(2)	(9)	(11)	1	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		400	(2)	(7)	(9)	1	0
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		570	(2)	(2)	(4)	1	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		400	(1)	(3)	(4)	1	0
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		300	(1)	0	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.680	Annual	08/07/2034		200	(1)	3	2	0	0
Receive	6-Month EUR-EURIBOR	2.580	Annual	08/29/2034		500	(1)	12	11	1	0
Receive	6-Month EUR-EURIBOR	2.390	Annual	10/01/2034		500	(1)	22	21	1	0
Pay	6-Month EUR-EURIBOR	2.380	Annual	12/31/2034		300	(1)	(13)	(14)	0	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		400	(1)	(18)	(19)	0	(1)
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		300	(1)	10	9	0	0
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		200	(1)	(5)	(6)	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		300	(1)	(6)	(7)	0	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		300	(1)	(2)	(3)	0	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		200	(1)	(3)	(4)	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		300	(1)	(7)	(8)	0	0
Receive	6-Month EUR-EURIBOR	2.510	Annual	04/09/2035		300	(1)	7	6	0	0
Receive	6-Month EUR-EURIBOR	2.520	Annual	04/09/2035		200	(1)	5	4	0	0
Receive	6-Month EUR-EURIBOR	2.550	Annual	04/16/2035		300	(1)	6	5	0	0
Receive	6-Month EUR-EURIBOR	2.530	Annual	04/23/2035		300	(1)	7	6	0	0
Receive	6-Month EUR-EURIBOR	2.450	Annual	05/05/2035		200	(1)	7	6	0	0
Receive	28-Day MXN-TIIE	7.000	Lunar	03/01/2029	MXN	17,490	0	13	13	0	(1)
Receive	28-Day MXN-TIIE	7.011	Lunar	03/01/2029		85,600	0	61	61	0	(3)
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029		32,300	(91)	10	(81)	0	(1)
Receive	CPURNSA	2.520	Maturity	03/27/2030		$12,600	0	(68)	(68)	19	0
Receive	CPURNSA	2.544	Maturity	04/07/2030		7,160	(50)	0	(50)	11	0
Receive	CPURNSA	2.371	Maturity	04/10/2035		19,000	0	64	64	32	0
Receive	CPURNSA	2.452	Maturity	07/20/2052		1,300	20	(3)	17	3	0
Receive	CPURNSA	2.423	Maturity	10/30/2055		1,900	0	2	2	4	0

							$7,856	$12,144	$20,000	$1,012	$(306)

Total Swap Agreements							$7,103	$12,268	$19,371	$1,013	$(310)

(g)

Securities with an aggregate market value of $2,124 and cash of $18,511 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2025 (Unaudited)

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)			This instrument has a forward starting effective date.
(h)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	01/2026		$1,032	JPY	160,464	$0	$(7)
BOA	01/2026	BRL	3,164		$575	0	(2)
	01/2026	CLP	93,035		102	0	(1)
	01/2026	INR	913		10	0	0
	01/2026	KRW	302,931		208	0	(2)
	01/2026	PHP	8,863		150	0	(1)
	01/2026	PLN	1,428		391	0	(7)
	01/2026	THB	13,298		411	0	(12)
	01/2026	TWD	16,640		545	15	0
	01/2026		$587	BRL	3,164	0	(10)
	01/2026		620	CAD	852	1	0
	01/2026		102	CLP	93,035	1	0
	01/2026		498	COP	1,880,500	0	(6)
	01/2026		337	KRW	493,020	5	0
	01/2026		20	PHP	1,180	0	0
	01/2026		1,245	PLN	4,555	24	0
	01/2026		85	TWD	2,689	0	0
	01/2026		298	ZAR	4,970	1	0
	02/2026	ILS	1,348		$423	0	0
	03/2026	PEN	27,955		8,293	0	(2)
	03/2026		$102	CLP	93,035	1	0
	03/2026		453	MXN	8,229	1	0
	03/2026		300	PEN	1,011	0	0
	04/2026		126	MXN	2,322	2	0
BPS	01/2026	AUD	3,574		$2,323	0	(62)
	01/2026	CHF	150		190	1	0
	01/2026	CNH	11,433		1,622	0	(18)
	01/2026	IDR	826,922		50	0	0
	01/2026	ILS	2,244		690	0	(15)
	01/2026	INR	36,963		410	0	(1)
	01/2026	JPY	126,300		817	10	0
	01/2026	KRW	221,093		150	0	(3)
	01/2026	NZD	3,541		2,012	0	(27)
	01/2026	PHP	18,041		306	0	0
	01/2026	PLN	1,806		495	0	(8)
	01/2026	TWD	96,657		3,140	63	0
	01/2026		$70	CLP	63,517	1	0
	01/2026		1,749	CNH	12,254	8	0
	01/2026		988	COP	3,748,049	0	(7)
	01/2026		380	EUR	324	1	0
	01/2026		543	IDR	9,071,277	1	0
	01/2026		190	INR	17,165	1	0
	01/2026		101	PHP	5,924	0	0
	01/2026		1,382	PLN	5,022	17	0
	01/2026		3,098	TWD	97,132	5	(10)
	01/2026		726	ZAR	12,112	4	0
	01/2026	ZAR	5,043		$301	0	(3)
	02/2026		$418	INR	37,655	0	0
	02/2026		258	TRY	11,518	3	0
	02/2026		1,024	TWD	32,152	0	(2)
	03/2026	CZK	4,298		$207	0	(3)
	03/2026	TWD	31,331		1,009	13	0
	03/2026		$50	TWD	1,550	0	0
	04/2026	BRL	5,300		$928	0	(20)
BRC	01/2026	EUR	524		608	0	(8)
	01/2026	IDR	667,240		40	0	0
	01/2026	PHP	11,821		200	0	0
	01/2026	THB	628		20	0	0
	01/2026		$617	MYR	2,529	7	0
	01/2026		125	PLN	457	2	0
	01/2026		161	TRY	7,244	7	0
	01/2026	ZAR	38,436		$2,219	0	(99)
	02/2026	ILS	586		182	0	(2)
	02/2026	TRY	3,689		82	0	(2)
	02/2026		$2,264	TRY	102,721	65	0
	03/2026		1,121	MXN	20,765	24	0
	03/2026		2,619	TRY	119,839	31	0
BSH	01/2026	BRL	2,052		$370	0	(5)
	01/2026		$373	BRL	2,052	1	0
	01/2026		2,222	JPY	345,846	0	(13)
	02/2026	PEN	10,974		$3,138	0	(121)

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2025 (Unaudited)

	02/2026		$370	BRL	2,068	5	0
	02/2026		1,427	PEN	4,879	22	0
	03/2026	PEN	1,261		$371	0	(2)
	04/2026	BRL	9,600		1,690	1	(27)
	05/2026	PEN	10,332		3,029	0	(29)
CBK	01/2026	BRL	3,745		681	1	(3)
	01/2026	CAD	1,216		871	0	(15)
	01/2026	CLP	93,035		102	0	(1)
	01/2026	EUR	1,479		1,726	0	(13)
	01/2026	IDR	3,845,370		230	0	0
	01/2026	INR	3,188		35	0	0
	01/2026	NZD	543		313	1	0
	01/2026	PLN	508		141	0	(1)
	01/2026	THB	1,618		51	0	(1)
	01/2026	TWD	84,911		2,795	91	0
	01/2026		$741	AUD	1,117	5	0
	01/2026		675	BRL	3,745	8	0
	01/2026		500	CLP	459,165	10	0
	01/2026		1,132	CNH	7,905	2	0
	01/2026		1,119	EUR	953	1	0
	01/2026		300	IDR	5,002,685	0	0
	01/2026		99	ILS	318	0	0
	01/2026		9,623	INR	859,885	9	(87)
	01/2026		438	KRW	642,425	8	0
	01/2026		820	PEN	2,766	2	0
	01/2026		119	PLN	428	0	0
	01/2026		1	THB	18	0	0
	01/2026		2,309	TWD	72,064	1	(15)
	01/2026		120	ZAR	2,037	3	0
	01/2026	ZAR	6,661		$387	0	(14)
	02/2026	ILS	1,058		333	1	0
	02/2026	PEN	27,176		8,012	0	(59)
	02/2026		$26	TWD	809	0	0
	03/2026	PEN	4,133		$1,181	0	(46)
	03/2026	TWD	35,607		1,144	12	0
	03/2026		$661	CLP	615,715	24	0
	03/2026		619	PEN	2,090	1	0
	08/2026		396	ZAR	7,052	23	0
	11/2026	PEN	4,560		$1,333	0	(6)
CIB	01/2026		$250	PEN	840	0	0
DUB	01/2026	ILS	980		$305	0	(3)
	01/2026	KRW	492,873		337	0	(5)
	01/2026		$50	COP	189,422	0	(1)
	01/2026		747	ILS	2,383	1	0
	01/2026		2,104	INR	187,334	0	(24)
	01/2026		1,003	KRW	1,473,228	19	0
	01/2026		299	ZAR	5,033	4	0
	01/2026	ZAR	54,939		$3,153	0	(160)
	02/2026	ILS	2,382		747	0	(1)
	02/2026		$812	HUF	267,191	3	0
	02/2026		35	TWD	1,093	0	0
	06/2026	KZT	53,475		$100	0	(1)
FAR	01/2026	AUD	7,285		4,732	0	(130)
	01/2026	CHF	164		204	0	(3)
	01/2026	CNH	5,699		810	0	(8)
	01/2026	GBP	1,216		1,597	0	(42)
	01/2026	MXN	68,419		3,689	0	(102)
	01/2026	NZD	2,157		1,236	0	(6)
	01/2026		$395	ILS	1,268	3	0
	01/2026		1,464	PLN	5,363	30	0
	01/2026		310	ZAR	5,204	4	0
	01/2026	ZAR	47,497		$2,762	0	(102)
	02/2026	ILS	1,267		395	0	(3)
	02/2026	PEN	8,638		2,467	0	(99)
GLM	01/2026	BRL	3,754		677	0	(8)
	01/2026	CHF	2,057		2,566	0	(33)
	01/2026	ILS	1,955		605	0	(9)
	01/2026	KRW	146,951		100	0	(2)
	01/2026	SGD	534		413	0	(3)
	01/2026	THB	7,879		247	0	(3)
	01/2026		$682	BRL	3,754	3	0
	01/2026		1,181	CAD	1,615	0	(3)
	01/2026		832	CNH	5,866	10	0
	01/2026		251	IDR	4,195,391	0	0
	01/2026		50	INR	4,501	0	0
	01/2026		45	MYR	184	1	0
	01/2026		1,214	PLN	4,434	21	0
	01/2026	ZAR	35,318		$2,049	0	(81)
	02/2026	BRL	2,423		438	0	(1)
	02/2026		$9,242	BRL	50,813	0	(40)
	02/2026		393	MXN	7,297	10	0
	02/2026		102	TRY	4,662	3	0
	03/2026	PEN	1,076		$318	0	(1)
	03/2026		$272	BRL	1,496	0	(2)
	03/2026		451	MXN	8,367	11	0
	04/2026	BRL	19,900		$3,508	10	(59)

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2025 (Unaudited)

	04/2026		$677	BRL	3,837	9	0
	04/2026		1,234	MXN	22,707	15	0
JPM	01/2026	CNH	23,724		$3,369	0	(36)
	01/2026	ILS	8,556		2,628	0	(59)
	01/2026	INR	66,302		745	9	0
	01/2026	KRW	3,724,996		2,594	12	(2)
	01/2026	NZD	191		111	1	0
	01/2026	PLN	5,143		1,403	0	(30)
	01/2026		$1,031	CNH	7,245	8	0
	01/2026		847	INR	75,403	0	(10)
	01/2026		398	KRW	583,592	6	0
	01/2026		13	MXN	236	0	0
	01/2026		225	NOK	2,297	3	0
	01/2026		1,448	PLN	5,325	35	0
	01/2026		1,378	TWD	42,619	0	(21)
	01/2026	ZAR	12,946		$754	0	(26)
	02/2026		$2,505	KRW	3,589,516	0	(16)
	02/2026		1,002	MXN	18,587	25	0
	03/2026	MXN	10		$1	0	0
	03/2026		$1,238	MXN	22,771	18	0
	04/2026	BRL	31,700		$5,378	0	(288)
	04/2026		$366	MXN	6,750	5	0
MBC	01/2026	CAD	11,096		$7,884	0	(205)
	01/2026	CHF	398		501	0	(1)
	01/2026	EUR	900		1,056	0	(2)
	01/2026	JPY	1,573,000		10,123	74	0
	01/2026	NOK	1,310		130	0	0
	01/2026	SGD	13,529		10,427	0	(105)
	01/2026		$1,575	CAD	2,173	10	0
	01/2026		472	CHF	374	1	0
	01/2026		1,478	EUR	1,268	13	0
	01/2026		141	INR	12,732	1	0
	01/2026		122	JPY	18,939	0	(1)
	01/2026		306	PLN	1,124	6	0
	01/2026		334	SEK	3,105	3	0
	01/2026		161	THB	5,226	5	0
	01/2026		131	TWD	4,147	1	0
	01/2026		140	ZAR	2,352	2	0
	02/2026		181	MXN	3,348	4	0
	03/2026		294		5,414	5	0
	04/2026		313		5,772	5	0
MYI	01/2026	PLN	10		$3	0	0
	01/2026		$550	CAD	765	7	0
	01/2026		295	INR	26,700	2	0
	01/2026		6	JPY	887	0	0
	01/2026		489	KRW	715,064	7	0
	01/2026		110	MYR	452	1	0
	01/2026		230	PHP	13,492	0	(1)
	01/2026		90	TWD	2,805	0	(1)
	02/2026	ILS	2,125		$660	0	(7)
	04/2026		$155	MXN	2,828	0	0
NGF	01/2026	KRW	807,954		$552	0	(8)
	01/2026		$673	KRW	988,195	12	0
	03/2026		90	TRY	4,109	1	0
RBC	01/2026		394	KRW	578,179	7	0
SCX	01/2026	CNH	11,363		$1,613	0	(18)
	01/2026	EUR	225		262	0	(3)
	01/2026	INR	50,137		563	7	(1)
	01/2026	JPY	36,000		230	0	0
	01/2026	TWD	27,381		899	28	0
	01/2026		$737	IDR	12,326,973	1	0
	01/2026		764	INR	68,785	0	(1)
	01/2026		1,725	JPY	268,281	0	(11)
SOG	01/2026	EUR	23,430		$27,126	0	(420)
	01/2026	INR	2,249		25	0	0
	01/2026		$6,417	JPY	1,003,597	0	(5)
	01/2026		300	TWD	9,400	0	(1)
	02/2026		181	MXN	3,350	4	0
	03/2026	MXN	95,099		$5,075	0	(169)
	03/2026	PEN	25		7	0	0
	03/2026		$4,532	MXN	84,911	149	0
UAG	01/2026	CHF	1,049		$1,310	0	(15)
	01/2026	PLN	1,464		401	0	(7)
	01/2026		$50	CAD	69	0	0
	01/2026		996	PLN	3,608	9	0
	01/2026	ZAR	53,817		$3,094	0	(151)
	02/2026		$253	MXN	4,701	6	0
	03/2026		715	CLP	665,076	25	0

Total Forward Foreign Currency Contracts						$1,222	$(3,354)

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2025 (Unaudited)

PURCHASED OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GST	Put - OTC CDX.IG-45 5-Year Index	Buy	0.650%	05/20/2026	109,700	$216	$163

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Call - OTC USD versus HKD	HKD	7.800	08/14/2026	11,100	$17	$6
Call - OTC USD versus HKD	7.800	08/24/2026	16,200	23	9
Put - OTC USD versus KRW	KRW	1,419.000	02/12/2026	1,500	9	9
Put - OTC USD versus ZAR	ZAR	18.000	08/19/2026	3,230	142	261
BRC	Put - OTC USD versus KRW	KRW	1,423.000	02/12/2026	500	3	3
GLM	Put - OTC USD versus BRL	BRL	5.390	02/04/2026	1,910	28	10
Call - OTC USD versus HKD	HKD	7.800	08/14/2026	2,800	4	2
MBC	Call - OTC USD versus HKD	7.800	08/14/2026	5,600	7	3
Call - OTC USD versus HKD	7.800	08/24/2026	6,200	9	3

$242	$306

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.093%	01/04/2027	77,400	$55	$34
Call - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.230	03/30/2026	7,700	59	22
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.317	03/02/2026	8,800	52	15
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.194	03/04/2026	1,800	6	2
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.758	03/30/2026	3,900	31	19
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.146	04/15/2026	5,000	40	9
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.972	08/04/2026	700	6	1
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.222	08/04/2026	300	4	1
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.965	08/05/2026	700	6	1
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.215	08/05/2026	400	5	2
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.067	08/12/2026	700	5	2
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.317	08/12/2026	400	5	2
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.075	08/14/2026	800	6	2
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.325	08/14/2026	400	5	2
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.427	08/06/2035	2,000	176	141
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.427	08/06/2035	2,000	176	174
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.656	08/20/2035	1,900	164	146
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.656	08/20/2035	1,900	164	154
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.693	08/27/2035	3,000	259	234
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.693	08/27/2035	3,000	259	241
BRC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	5,900	476	336
Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	7,700	621	585
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.163	08/23/2027	432,700	2,173	1,515
Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.163	08/23/2027	432,700	2,173	2,121
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.189	01/02/2026	6,400	28	0
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.442	03/24/2026	9,900	49	43
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.174	04/27/2026	8,000	60	19

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2025 (Unaudited)

	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/20/2035	8,300	719	631
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.628	08/21/2035	6,600	571	501
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.751	10/14/2026	66,400	59	41
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.407	03/18/2026	12,500	62	44
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	5,100	449	367
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	5,100	449	437
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.110	08/23/2027	16,800	1,356	958
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.110	08/23/2027	22,000	1,775	1,670
JPM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.260	04/28/2026	9,100	87	30
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	02/18/2026	18,500	38	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.989	08/06/2026	1,000	8	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.239	08/06/2026	500	7	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.995	08/07/2026	700	6	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.245	08/07/2026	400	5	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.038	08/11/2026	800	7	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.288	08/11/2026	400	5	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	07/31/2035	8,300	731	598
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	07/31/2035	8,300	731	711
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.857	10/07/2026	82,600	64	37
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.141	12/30/2026	82,400	61	32
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.082	01/04/2027	82,500	62	37
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.421	03/30/2026	9,600	49	41
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.174	04/27/2026	900	6	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.255	08/03/2026	8,900	116	38
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.505	08/03/2026	7,900	157	65
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.255	08/03/2026	7,900	116	56
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.048	08/10/2026	700	6	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.298	08/10/2026	400	5	2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.485	08/07/2035	2,000	176	144
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.485	08/07/2035	2,000	176	171
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.520	08/13/2035	4,000	352	292
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.520	08/13/2035	4,000	352	339

							$15,826	$13,081

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Cost	Market Value

GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 02/01/2056		$97.375	02/05/2026		$5,200	$6	$1
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2056		98.906	02/05/2026		19,800	13	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 02/01/2056		98.922	02/05/2026		19,300	13	1

							$32	$2

Total Purchased Options							$16,316	$13,552

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2025 (Unaudited)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Call - OTC CDX.IG-45 5-Year Index	Buy	0.525%	01/21/2026	15,400	$(19)	$(19)
Call - OTC CDX.IG-45 5-Year Index	Buy	0.550	01/21/2026	44,030	(81)	(98)
Call - OTC CDX.IG-45 5-Year Index	Buy	0.575	01/21/2026	7,400	(17)	(24)
Call - OTC CDX.IG-45 5-Year Index	Buy	0.525	02/18/2026	42,700	(63)	(64)
Put - OTC CDX.IG-45 5-Year Index	Sell	0.525	02/18/2026	9,900	(15)	(10)
Call - OTC CDX.IG-45 5-Year Index	Buy	0.500	05/20/2026	24,800	(32)	(31)
Call - OTC CDX.IG-45 5-Year Index	Buy	0.525	05/20/2026	98,900	(184)	(184)
RBC	Call - OTC CDX.IG-45 5-Year Index	Buy	0.525	02/18/2026	1,600	(2)	(3)

$(413)	$(433)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC USD versus HKD	HKD	7.850	08/14/2026	11,100	$(6)	$(4)
Call - OTC USD versus HKD	7.850	08/24/2026	16,200	(8)	(5)
Put - OTC USD versus KRW	KRW	1,383.000	02/12/2026	1,500	(3)	(2)
Put - OTC USD versus ZAR	ZAR	17.000	08/19/2026	6,460	(137)	(244)
BRC	Put - OTC USD versus KRW	KRW	1,385.000	02/12/2026	500	(1)	(1)
GLM	Put - OTC USD versus BRL	BRL	5.160	02/04/2026	1,910	(5)	(1)
Call - OTC USD versus BRL	5.680	02/04/2026	1,910	(23)	(15)
Call - OTC USD versus HKD	HKD	7.850	08/14/2026	2,800	(1)	(1)
MBC	Call - OTC USD versus HKD	7.850	08/14/2026	5,600	(3)	(2)
Call - OTC USD versus HKD	7.850	08/24/2026	6,200	(3)	(2)

$(190)	$(277)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.617%	03/02/2026	9,600	$(52)	$(62)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.646	04/15/2026	6,000	(46)	(52)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.625	01/08/2026	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.925	01/08/2026	100	0	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.622	01/29/2026	900	(2)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.882	01/29/2026	900	(2)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.066	02/05/2026	3,600	(6)	(3)
DUB	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.689	01/02/2026	7,200	(28)	0
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.742	03/24/2026	10,400	(48)	(50)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.674	04/27/2026	8,700	(61)	(74)
FAR	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.707	03/18/2026	13,000	(62)	(68)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.580	01/05/2026	1,200	(3)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.860	01/05/2026	1,200	(3)	0
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.578	01/12/2026	800	(2)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.878	01/12/2026	800	(2)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.648	01/15/2026	600	(2)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.928	01/15/2026	600	(2)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.180	02/05/2026	10,400	(9)	(3)
JPM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.560	04/28/2026	9,300	(87)	(113)
MYC	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.721	03/30/2026	10,300	(50)	(57)
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.674	04/27/2026	700	(5)	(6)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.625	01/08/2026	900	(2)	0

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2025 (Unaudited)

	Put - OTC 10-Year Interest Rate Swap		3-Month USD-SOFR		Pay	3.925	01/08/2026		900	(2)		0
	Call - OTC 10-Year Interest Rate Swap		3-Month USD-SOFR		Receive	3.639	01/12/2026		800	(2)		0
	Put - OTC 10-Year Interest Rate Swap		3-Month USD-SOFR		Pay	3.919	01/12/2026		800	(2)		0
NGF	Call - OTC 10-Year Interest Rate Swap		3-Month USD-SOFR		Receive	3.639	01/12/2026		1,000	(2)		0
	Put - OTC 10-Year Interest Rate Swap		3-Month USD-SOFR		Pay	3.919	01/12/2026		1,000	(2)		(1)
	Put - OTC 10-Year Interest Rate Swap		3-Month USD-SOFR		Pay	4.186	02/05/2026		10,700	(9)		(3)

										$(493)		$(497)

OPTIONS ON SECURITIES
Counterparty	Description				Strike Price	Expiration Date			Notional Amount(1)	Premiums (Received)		Market Value

GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2056				$97.375	01/07/2026			$2,800	$(8)		$0
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 03/01/2056				102.133	03/05/2026			7,800	(21)		(6)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 03/01/2056				102.141	03/05/2026			11,600	(29)		(9)

										$(58)		$(15)

Total Written Options										$(1,154)		$(1,222)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
											Swap Agreements, at Value(5)
Counterparty	Reference Entity		Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

DUB	Petroleos Mexicanos «		4.850%	Monthly	07/06/2026	—◆		$535	$0	$5	$5	$0
GST	Soft Bank Group,Inc.		1.000	Quarterly	06/20/2026	1.706%		100	(1)	1	0	0

									$(1)	$6	$5	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
											Swap Agreements, at Value(5)
Counterparty	Index/Tranches			Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	iTraxx Crossover 44 5-Year 35-100% Index			5.000%	Quarterly	12/20/2030	EUR	1,890	$424	$21	$445	$0
BPS	iTraxx Crossover 44 5-Year 35-100% Index			5.000	Quarterly	12/20/2030		3,920	904	20	924	0
BRC	ABX.HE.AAA.6-2 Index «			0.110	Monthly	05/25/2046		$1,624	(454)	326	0	(128)
CBK	iTraxx Crossover 44 5-Year 35-100% Index			5.000	Quarterly	12/20/2030	EUR	2,801	637	23	660	0
JPM	iTraxx Crossover 44 5-Year 35-100% Index			5.000	Quarterly	12/20/2030		6,160	1,425	27	1,452	0
MYC	iTraxx Crossover 44 5-Year 35-100% Index			5.000	Quarterly	12/20/2030		1,000	233	3	236	0

									$3,169	$420	$3,717	$(128)

TOTAL RETURN SWAPS ON INDEXES
											Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	RU20INTR Index	317	4.140% (SOFR less a specified spread)	Monthly	12/09/2026		$4,313	$0	$(15)	$0	$(15)
BPS	Receive	RU20INTR Index	23,046	4.060% (SOFR less a specified spread)	Monthly	01/14/2026		313,531	0	(532)	0	(532)
GST	Receive	RU20INTR Index	289	4.020% (SOFR plus a specified spread)	Monthly	01/07/2026		3,932	0	(15)	0	(15)
	Receive	RU20INTR Index	20,664	4.020% (SOFR plus a specified spread)	Monthly	01/14/2026		281,125	0	(1,031)	0	(1,031)
MYI	Receive	RU20INTR Index	325	4.000% (SOFR plus a specified spread)	Monthly	02/04/2026		4,422	0	(16)	0	(16)

									$0	$(1,609)	$0	$(1,609)

Total Swap Agreements									$3,168	$(1,183)	$3,722	$(1,737)

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	December 31, 2025 (Unaudited)

(i)

Securities with an aggregate market value of $4,044 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

♦				Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$19,194	$0	$19,194
Industrials	0	6,909	0	6,909
Utilities	0	3,404	0	3,404
U.S. Government Agencies	0	657,471	0	657,471
U.S. Treasury Obligations	0	11,590	0	11,590
Non-Agency Mortgage-Backed Securities	0	57,175	0	57,175
Asset-Backed Securities
Automobile ABS Other	0	3,330	0	3,330
Automobile Sequential	0	11,470	0	11,470
CMBS Other	0	7,235	0	7,235
Home Equity Other	0	59,113	0	59,113
Whole Loan Collateral	0	1,762	0	1,762
Other ABS	0	68,355	0	68,355
Sovereign Issues	0	75,707	0	75,707
Exchange-Traded Funds	80,500	0	0	80,500
Short-Term Instruments
Commercial Paper	0	8,592	0	8,592
Repurchase Agreements	0	15,900	0	15,900
U.S. Treasury Bills	0	8,451	0	8,451

	$80,500	$1,015,658	$0	$1,096,158
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$53,264	$0	$0	$53,264

Total Investments	$133,764	$1,015,658	$0	$1,149,422

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(88,828)	$0	$(88,828)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	758	1,034	0	1,792
Over the counter	0	18,491	5	18,496

	$758	$19,525	$5	$20,288
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(423)	(599)	0	(1,022)
Over the counter	0	(6,185)	(128)	(6,313)

	$(423)	$(6,784)	$(128)	$(7,335)

Total Financial Derivative Instruments	$335	$12,741	$(123)	$12,953

Totals	$134,099	$939,571	$(123)	$1,073,547

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

Schedule of Investments PIMCO Total Return ESG Fund	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 125.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Alfa-Bank CJSC 6.330% - 8.066% due 10/21/2026 «~(f)		$431	$432
Dorchester LLC 4.349% - 9.672% (EUR003M + 2.300%) due 01/04/2027 «~(f)	EUR	700	823
Project Alpha Investindustrial 4.150% - 9.695% (EUR003M + 2.100%) due 02/27/2026 «~(f)		378	444
Project Fenno
TBD% - 10.860% (EUR003M + 2.350%) due 07/10/2028 «~(f)		811	957
TBD% - 10.860% (EUR003M + 2.350%) due 07/10/2028 «~µ(f)		286	338
Project Nova 7.080% - 7.284% due 08/31/2026 «~		$400	400

Total Loan Participations and Assignments (Cost $3,315)			3,394

CORPORATE BONDS & NOTES 29.5%
BANKING & FINANCE 13.9%
Bank of America Corp. 4.948% due 07/22/2028 •		3,300	3,348
BlueHub Loan Fund, Inc.
2.890% due 01/01/2027		1,300	1,267
3.099% due 01/01/2030		3,400	3,195
Boston Properties LP 2.550% due 04/01/2032		1,100	961
BPCE SA 6.714% due 10/19/2029 •		3,800	4,033
Brookfield Finance, Inc. 2.724% due 04/15/2031		17,900	16,404
Citibank NA 4.876% due 11/19/2027 •		7,200	7,253
Community Preservation Corp. 2.867% due 02/01/2030		15,000	14,024
Corp. Inmobiliaria Vesta SAB de CV 3.625% due 05/13/2031		10,000	9,306
CPI Property Group SA 4.000% due 01/22/2028 þ	GBP	3,100	3,995
CTP NV 0.625% due 09/27/2026	EUR	6,500	7,539
Digital Dutch Finco BV 1.500% due 03/15/2030		4,300	4,713
Equinix Europe 2 Financing Corp. LLC 4.600% due 11/15/2030		$2,100	2,107
European Investment Bank
1.625% due 10/09/2029		5,650	5,252
2.375% due 05/24/2027		10,000	9,842
3.300% due 02/03/2028	AUD	3,400	2,224
3.750% due 02/14/2033		$4,000	3,937
Ford Motor Credit Co. LLC 4.125% due 08/17/2027		6,600	6,549
Goldman Sachs Group, Inc. 3.691% due 06/05/2028 •		3,300	3,283
Golub Capital BDC, Inc. 7.050% due 12/05/2028		3,900	4,117
HA Sustainable Infrastructure Capital, Inc. 6.150% due 01/15/2031		3,200	3,291
HAT Holdings I LLC/HAT Holdings II LLC
3.750% due 09/15/2030		675	626
8.000% due 06/15/2027		2,187	2,271
Host Hotels & Resorts LP
2.900% due 12/15/2031		6,800	6,164
3.500% due 09/15/2030		3,100	2,959
HSBC Holdings PLC 5.130% due 03/03/2031 •		3,300	3,383
International Bank for Reconstruction & Development 5.310% due 02/05/2026	ZAR	126,000	7,610
JPMorgan Chase & Co. 6.070% due 10/22/2027 •		$2,400	2,438
KEB Hana Bank 5.375% due 04/23/2027		2,700	2,751
Kilroy Realty LP 2.650% due 11/15/2033		7,900	6,485

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2025 (Unaudited)

Local Initiatives Support Corp. 3.782% due 03/01/2027		5,000	4,983
Low Income Investment Fund
3.386% due 07/01/2026		1,700	1,690
3.711% due 07/01/2029		4,300	4,146
Manulife Financial Corp. 3.703% due 03/16/2032		7,000	6,711
Morgan Stanley Private Bank NA 4.204% due 11/17/2028 •		3,300	3,311
Norinchukin Bank
2.080% due 09/22/2031		2,900	2,539
5.094% due 10/16/2029		3,200	3,264
5.430% due 03/09/2028		4,400	4,508
Piedmont Operating Partnership LP 3.150% due 08/15/2030		2,700	2,481
Prologis LP 4.200% due 02/15/2033	CAD	4,600	3,375
Santander Holdings USA, Inc. 5.741% due 03/20/2031 •		$3,200	3,316
Sumitomo Mitsui Financial Group, Inc. 2.472% due 01/14/2029		5,000	4,774
Sumitomo Mitsui Trust Bank Ltd.
2.800% due 03/10/2027		13,000	12,845
5.500% due 03/09/2028		3,600	3,716
Toronto-Dominion Bank 5.264% due 12/11/2026		3,800	3,848
UBS Group AG
3.126% due 08/13/2030 •		3,900	3,738
5.428% due 02/08/2030 •		5,400	5,587
WP Carey, Inc. 2.450% due 02/01/2032		7,600	6,715

			232,874

INDUSTRIALS 8.9%
Abu Dhabi National Energy Co. PJSC 4.750% due 03/09/2037		3,700	3,633
AP Moller - Maersk AS 5.875% due 09/14/2033		2,914	3,103
Autodesk, Inc. 2.400% due 12/15/2031		5,000	4,446
Beignet Investor LLC 6.581% due 05/30/2049		17,300	18,293
BMW U.S. Capital LLC 5.050% due 03/21/2030		3,200	3,286
California Endowment 2.498% due 04/01/2051		6,900	4,092
Centene Corp. 3.000% due 10/15/2030		2,800	2,507
Cigna Group 4.500% due 09/15/2030		2,500	2,518
Conagra Brands, Inc. 4.850% due 11/01/2028		2,100	2,125
Continental Wind LLC 6.000% due 02/28/2033		3,808	3,903
Coty, Inc. 4.500% due 05/15/2027	EUR	2,700	3,225
Denso Corp. 4.420% due 09/11/2029		$6,300	6,351
Doris Duke Charitable Foundation 2.345% due 07/01/2050		12,500	7,042
John D & Catherine T MacArthur Foundation 1.299% due 12/01/2030		13,400	11,731
JSW Hydro Energy Ltd. 4.125% due 05/18/2031		4,657	4,336
Liberty Utilities Finance GP 1 2.050% due 09/15/2030		13,600	12,345
Marriott International, Inc. 4.500% due 10/15/2031		3,200	3,208
Massachusetts Higher Education Assistance Corp. 2.673% due 07/01/2031		4,400	3,894
Mather Foundation 2.675% due 10/01/2031		9,600	8,645
Mondelez International, Inc. 4.625% due 07/03/2031	CAD	5,000	3,777
NXP BV/NXP Funding LLC/NXP USA, Inc. 5.000% due 01/15/2033		$5,000	5,081
Oracle Corp. 4.450% due 09/26/2030		4,200	4,110
Quanta Services, Inc. 4.300% due 08/09/2028		3,200	3,218
ReNew Pvt Ltd. 5.875% due 03/05/2027		3,754	3,732
S&P Global, Inc. 2.700% due 03/01/2029		2,200	2,115

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2025 (Unaudited)

Smurfit Kappa Treasury ULC 5.200% due 01/15/2030		4,100	4,234
Smurfit Westrock Financing DAC
5.185% due 01/15/2036		2,200	2,217
5.418% due 01/15/2035		2,100	2,163
Snam SpA 5.000% due 05/28/2030		3,500	3,572
Volkswagen Group of America Finance LLC 4.550% due 09/11/2028		4,100	4,124
Wabtec Transportation Netherlands BV 1.250% due 12/03/2027	EUR	1,900	2,182

			149,208

UTILITIES 6.7%
AES Corp. 2.450% due 01/15/2031		$1,600	1,451
Ameren Missouri Securitization Funding I LLC 4.850% due 10/01/2041		4,721	4,762
CenterPoint Energy Houston Electric LLC 5.300% due 04/01/2053		2,000	1,910
Clearway Energy Operating LLC 4.750% due 03/15/2028		2,000	2,003
Duke Energy Carolinas LLC 3.950% due 11/15/2028		4,000	4,012
Duke Energy Florida LLC 2.500% due 12/01/2029		4,900	4,628
EDP Finance BV 1.710% due 01/24/2028		9,000	8,575
Enel Finance International NV
2.500% due 07/12/2031		500	450
4.625% due 06/15/2027		3,452	3,478
5.000% due 06/15/2032		1,600	1,629
Eversource Energy 4.450% due 12/15/2030		3,400	3,383
Interstate Power & Light Co. 4.100% due 09/26/2028		4,300	4,298
NextEra Energy Capital Holdings, Inc.
1.900% due 06/15/2028		8,100	7,721
2.200% due 12/02/2026	AUD	10,300	6,739
Niagara Mohawk Power Corp. 1.960% due 06/27/2030		$4,900	4,438
Oncor Electric Delivery Co. LLC 3.500% due 05/15/2031	EUR	2,200	2,624
Pacific Gas & Electric Co.
5.050% due 10/15/2032		$3,300	3,320
6.700% due 04/01/2053		8,600	9,088
Pattern Energy Operations LP/Pattern Energy Operations, Inc. 4.500% due 08/15/2028		3,000	2,961
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries 4.500% due 07/14/2028		5,000	4,803
RWE Finance U.S. LLC 5.125% due 09/18/2035		4,200	4,178
San Diego Gas & Electric Co. 4.950% due 08/15/2028		4,300	4,411
SCE Recovery Funding LLC 4.697% due 06/15/2042		1,935	1,929
Solar Star Funding LLC 5.375% due 06/30/2035		4,344	4,433
Southern California Edison Co.
2.750% due 02/01/2032		5,200	4,637
3.650% due 06/01/2051		1,900	1,303
4.125% due 03/01/2048		250	191
4.650% due 10/01/2043		100	85
4.875% due 03/01/2049		450	379
5.250% due 03/15/2030		3,000	3,078
Verizon Communications, Inc. 2.850% due 09/03/2041		5,800	4,184

			111,081

Total Corporate Bonds & Notes (Cost $516,933)			493,163

MUNICIPAL BONDS & NOTES 0.4%
CALIFORNIA 0.2%
California Health Facilities Financing Authority Revenue Bonds, Series 2022 4.190% due 06/01/2037		2,000	1,913

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2025 (Unaudited)

California Municipal Finance Authority Revenue Bonds, Series 2020 2.877% due 11/01/2035	2,100	1,749

		3,662

MICHIGAN 0.1%
University of Michigan Revenue Bonds, Series 2022 3.504% due 04/01/2052	3,100	2,304

NEW YORK 0.1%
New York City, New York Housing Development Corp. Revenue Notes, Series 2021
1.377% due 05/01/2027	200	194
1.477% due 11/01/2027	300	289
1.577% due 05/01/2028	500	476
1.677% due 11/01/2028	875	826

		1,785

Total Municipal Bonds & Notes (Cost $9,075)		7,751

U.S. GOVERNMENT AGENCIES 41.2%
Federal Home Loan Mortgage Corp.
2.500% due 07/01/2050	6,925	5,926
3.500% due 12/01/2047 - 05/01/2048	15,104	14,229
4.000% due 08/01/2030 - 11/01/2053	32,461	30,896
4.500% due 02/01/2029 - 10/01/2053	57,778	56,576
5.000% due 10/01/2039 - 03/01/2054	42,589	42,585
5.500% due 01/01/2034 - 12/01/2054	44,502	45,208
6.000% due 09/01/2027 - 05/01/2040	609	645
6.500% due 02/01/2054	211	219
6.536% due 07/01/2030 •	1	1
Federal Home Loan Mortgage Corp. Multiclass Certificates
0.826% due 02/25/2031	822	750
1.783% due 06/25/2034	15,000	12,616
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.013% due 08/25/2029 ~(a)	24,069	668
1.136% due 09/25/2030 ~(a)	59,627	2,512
Federal Home Loan Mortgage Corp. REMICS
4.723% due 12/15/2042 •	1,762	1,742
4.808% due 10/15/2037 •	4	4
6.500% due 05/15/2032	293	300
7.000% due 02/15/2027	7	7
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates 4.576% due 08/15/2032 ~	2	2
Federal National Mortgage Association
2.500% due 02/01/2035	2,092	2,033
3.000% due 05/01/2028 - 07/01/2052	26,719	23,961
3.500% due 03/01/2047	751	711
4.000% due 08/01/2029 - 09/01/2053	65,743	62,721
4.010% due 12/01/2028	7,593	7,615
4.500% due 04/01/2031 - 09/01/2053	63,170	61,877
5.000% due 02/01/2038 - 04/01/2054	63,592	63,650
5.277% due 07/01/2044 •	14	14
5.500% due 07/01/2029 - 11/01/2053	33,346	33,965
5.943% due 07/01/2035 •	24	25
6.000% due 09/01/2028 - 12/01/2054	24,377	25,075
6.085% due 08/01/2035 •	106	108
6.129% due 01/01/2035 •	26	26
6.233% due 08/01/2035 •	44	45
6.290% due 09/01/2035 •	3	3
6.343% due 09/01/2034 •	10	11
6.374% due 03/01/2033 •	1	1
6.575% due 04/01/2038 •	13	14
6.594% due 09/01/2037 •	4	5
6.777% due 04/01/2038 •	4	4
6.857% due 04/01/2038 •	6	7
Federal National Mortgage Association REMICS
4.109% due 07/25/2037 •	64	62
4.239% due 05/25/2037 •	2	2
4.349% due 03/25/2037 •	5	5
4.633% due 06/25/2055 •	392	388
6.309% due 05/25/2035 ~	10	11
Federal National Mortgage Association Trust 6.500% due 06/25/2044	10	10
Federal National Mortgage Association-ACES 2.242% due 01/25/2031 ~(a)	44,668	2,265
Government National Mortgage Association
3.500% due 08/15/2045 - 08/20/2049	12,717	11,767
4.000% due 09/20/2040 - 09/20/2055	15,737	14,978
5.000% due 03/15/2033 - 05/15/2042	188	192
5.375% due 07/20/2027 - 08/20/2027 •	1	1
5.625% due 02/20/2032 •	50	50
6.000% due 04/15/2037	27	28
7.000% due 02/20/2032	2	2

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2025 (Unaudited)

Government National Mortgage Association REMICS
4.287% due 10/20/2043 •	771	749
4.337% due 05/20/2047 •	248	239
4.694% due 05/20/2066 •	6	6
4.714% due 05/20/2065 •	161	162
4.834% due 02/20/2066 •	37	37
4.975% due 09/20/2066 •	911	915
5.077% due 11/20/2067 •	836	846
5.227% due 06/20/2067 •	2,213	2,240
5.592% due 04/20/2067 •	544	550
Government National Mortgage Association, TBA
2.000% due 02/01/2056	4,400	3,644
4.000% due 01/01/2056 - 02/01/2056	18,000	17,004
5.000% due 01/01/2056	9,040	9,023
6.000% due 02/01/2056	18,900	19,249
Tennessee Valley Authority 1.500% due 09/15/2031	7,800	6,855
Uniform Mortgage-Backed Security, TBA
5.000% due 02/01/2056	8,600	8,569
5.500% due 02/01/2056	4,035	4,088
6.000% due 02/01/2056 - 03/01/2056	77,200	79,234
6.500% due 02/01/2056	9,000	9,356

Total U.S. Government Agencies (Cost $688,468)		689,284

U.S. TREASURY OBLIGATIONS 23.8%
U.S. Treasury Bonds
1.375% due 11/15/2040 (h)	29,100	18,900
1.375% due 08/15/2050 (j)	4,000	1,968
1.625% due 11/15/2050 (h)	26,500	13,920
1.750% due 08/15/2041 (h)	24,400	16,472
1.875% due 02/15/2051 (h)	16,325	9,128
1.875% due 11/15/2051	4,300	2,378
2.000% due 11/15/2041 (j)	4,000	2,793
2.000% due 02/15/2050 (h)	16,400	9,618
2.000% due 08/15/2051 (h)	15,425	8,841
2.250% due 08/15/2049 (h)(j)	32,572	20,436
2.250% due 02/15/2052 (h)	8,000	4,857
2.375% due 02/15/2042 (h)	18,800	13,845
2.375% due 11/15/2049 (h)	7,756	4,984
2.375% due 05/15/2051 (h)	4,100	2,585
2.500% due 02/15/2045 (j)(l)	1,900	1,346
2.750% due 08/15/2047 (l)	300	214
2.875% due 05/15/2043 (j)	3,900	3,029
2.875% due 05/15/2049 (h)	18,300	13,135
3.000% due 05/15/2042 (l)	400	322
3.000% due 11/15/2044	2,100	1,625
3.000% due 05/15/2045	2,500	1,925
3.000% due 02/15/2048 (h)(j)	12,500	9,306
3.000% due 08/15/2048	2,100	1,556
3.000% due 02/15/2049 (h)	9,200	6,780
3.125% due 02/15/2043 (h)	12,100	9,790
3.125% due 08/15/2044 (l)	1,300	1,029
3.125% due 05/15/2048	3,400	2,583
3.250% due 05/15/2042 (h)	69,900	58,317
3.375% due 08/15/2042 (h)	14,500	12,260
3.375% due 05/15/2044 (j)(l)	1,000	826
3.375% due 11/15/2048 (h)	9,300	7,361
3.625% due 02/15/2044	2,200	1,889
3.750% due 11/15/2043 (h)(j)(l)	7,600	6,663
3.875% due 05/15/2043 (h)	8,200	7,359
4.000% due 11/15/2042 (h)	14,364	13,170
4.375% due 05/15/2041 (h)	7,268	7,084
4.375% due 08/15/2043 (h)	11,065	10,573
4.500% due 11/15/2054 (j)	2,200	2,076
4.625% due 05/15/2044 (h)	2,700	2,652
4.625% due 05/15/2054 (h)	7,700	7,418
4.750% due 08/15/2055 (h)	18,341	18,037
4.875% due 08/15/2045 (h)	2,109	2,130
U.S. Treasury Inflation Protected Securities (e)
0.125% due 02/15/2051	23,637	12,784
0.125% due 02/15/2052	1,521	805
0.250% due 02/15/2050	5,826	3,358
0.625% due 02/15/2043	991	739
0.750% due 02/15/2045	12,444	9,084
0.875% due 02/15/2047	3,777	2,726
1.000% due 02/15/2046	137	104
1.000% due 02/15/2049	1,423	1,025
1.375% due 02/15/2044	2,934	2,459
1.500% due 02/15/2053	1,753	1,368
2.125% due 02/15/2054	5,092	4,581
2.375% due 02/15/2055 (h)	1,135	1,078
1.250% due 04/15/2028 (j)	7,056	7,029
U.S. Treasury Notes
4.250% due 08/15/2035 (h)	1,481	1,492

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2025 (Unaudited)

U.S. Treasury STRIPS
0.000% due 02/15/2040 (a)		1,400	716
0.000% due 08/15/2040 (a)		300	149
0.000% due 02/15/2041 (a)		400	192
0.000% due 05/15/2041 (a)		3,600	1,710
0.000% due 08/15/2041 (a)		5,500	2,573
0.000% due 11/15/2041 (a)		1,700	782
0.000% due 02/15/2042 (a)		2,300	1,042
0.000% due 08/15/2042 (a)		2,900	1,275

Total U.S. Treasury Obligations (Cost $455,560)			398,251

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.9%
American Home Mortgage Assets Trust 6.750% due 11/25/2046 þ		552	504
BAMLL Commercial Mortgage Securities Trust 4.915% due 09/15/2038 •		6,000	5,791
Banc of America Mortgage Trust 6.000% due 05/25/2037		958	764
BCAP LLC Trust 4.459% due 03/26/2037 þ		31	31
Bear Stearns Structured Products, Inc. Trust 3.944% due 12/26/2046 ~		230	183
BSREP Commercial Mortgage Trust 4.815% due 08/15/2038 •		8,858	8,407
CSMC Mortgage-Backed Trust 4.446% due 04/25/2037 •		2,283	568
DC Office Trust 2.965% due 09/15/2045		11,900	10,817
DOLP Trust 2.956% due 05/10/2041		8,600	7,737
DROP Mortgage Trust 5.014% due 10/15/2043 •		6,850	6,686
GS Mortgage Securities Corp. Trust 2.856% due 05/10/2034		4,497	3,956
GSMPS Mortgage Loan Trust 4.246% due 04/25/2036 •		828	718
GSR Mortgage Loan Trust 4.147% due 03/25/2047 ~		855	451
IndyMac INDX Mortgage Loan Trust 3.533% due 01/25/2036 ~		378	341
JP Morgan Chase Commercial Mortgage Securities Trust
4.875% due 06/15/2038 •		8,105	7,893
4.915% due 04/15/2038 •		9,872	9,873
JP Morgan Mortgage Trust 6.500% due 07/25/2036		1,976	605
KREST Commercial Mortgage Securities Trust 2.558% due 11/05/2044		5,800	4,608
Lehman Mortgage Trust 6.000% due 09/25/2037		329	325
MortgageIT Mortgage Loan Trust 4.306% due 04/25/2036 •		415	401
One New York Plaza Trust 4.815% due 01/15/2036 •		5,000	4,905
Project Cashmere 4.543% due 12/30/2057 «(b)	AUD	28,500	19,020
PRPM Trust 6.250% due 08/25/2068 þ		$1,839	1,849
RALI Trust 4.226% due 07/25/2036 •		648	607
SFO Commercial Mortgage Trust 5.014% due 05/15/2038 •		11,000	10,984
SLG Office Trust 0.258% due 07/15/2041 ~(a)		156,137	1,773
Structured Asset Mortgage Investments II Trust 4.106% due 03/25/2037 •		478	184
SUMIT Mortgage Trust
2.789% due 02/12/2041		10,200	9,271
2.850% due 02/12/2041		1,700	1,477
Thornburg Mortgage Securities Trust 4.663% due 10/25/2046 •		242	233
VASA Trust 4.765% due 07/15/2039 •		10,730	10,596
WaMu Mortgage Pass-Through Certificates Trust
4.140% due 12/25/2036 ~		369	333
4.953% due 03/25/2037 ~		370	342

Total Non-Agency Mortgage-Backed Securities (Cost $140,731)			132,233

ASSET-BACKED SECURITIES 11.3%
AUTOMOBILE SEQUENTIAL 1.3%
BMW Vehicle Lease Trust
4.430% due 06/26/2028		3,200	3,229
4.980% due 03/25/2027		2,206	2,211

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2025 (Unaudited)

FHF Issuer Trust
5.690% due 02/15/2030		1,721	1,732
5.890% due 06/15/2030		1,942	1,954
FHF Trust 6.570% due 06/15/2028		506	509
Hertz Vehicle Financing III LLC
5.490% due 06/25/2027		5,000	5,017
5.570% due 09/25/2029		3,000	3,093
Toyota Auto Loan Extended Note Trust 4.930% due 06/25/2036		2,000	2,048
Toyota Auto Receivables Owner Trust 5.330% due 01/16/2029		2,386	2,411

			22,204

CMBS OTHER 0.5%
MF1 LLC 5.054% due 02/18/2040 •		3,200	3,196
MF1 Ltd. 5.081% due 02/19/2037 •		5,020	5,021

			8,217

HOME EQUITY OTHER 0.6%
Bear Stearns Asset-Backed Securities I Trust 4.166% due 08/25/2036 •		159	156
Countrywide Asset-Backed Certificates Trust 4.306% due 05/25/2037 •		1,500	1,406
GSAMP Trust 3.916% due 12/25/2036 •		224	111
HSI Asset Loan Obligation Trust 3.966% due 12/25/2036 •		189	54
JP Morgan Mortgage Acquisition Corp. 2.664% due 10/25/2035 •		287	285
Morgan Stanley ABS Capital I, Inc. Trust
3.976% due 01/25/2037 •		2,386	1,105
4.146% due 06/25/2036 •		462	410
5.096% due 07/25/2037 •		400	358
Morgan Stanley IXIS Real Estate Capital Trust 3.996% due 11/25/2036 •		7,494	2,466
New Century Home Equity Loan Trust 6.846% due 01/25/2033 •		466	412
Option One Mortgage Loan Trust 4.286% due 02/25/2037 •		3,132	1,551
Renaissance Home Equity Loan Trust 5.285% due 01/25/2037 þ		3,359	1,012

			9,326

HOME EQUITY SEQUENTIAL 0.0%
Morgan Stanley Mortgage Loan Trust 4.566% due 04/25/2037 •		251	67

WHOLE LOAN COLLATERAL 0.1%
Lehman XS Trust 4.979% due 01/25/2036 þ		2,267	2,037

OTHER ABS 8.8%
37 Capital CLO 4 Ltd. 4.995% due 04/15/2035 •		3,600	3,600
37 Capital CLO II Ltd. 5.195% due 07/15/2034 •		3,500	3,506
Anchorage Capital CLO 20 Ltd. 4.984% due 01/20/2035 •		2,300	2,300
ARES European CLO XIV DAC 3.040% due 10/21/2034 •	EUR	2,101	2,473
ARES XXVII CLO Ltd. 5.009% due 10/28/2034 •		$4,900	4,902
Avoca Static CLO I DAC 2.996% due 01/15/2035 •	EUR	1,951	2,292
Bain Capital Credit CLO Ltd. 4.925% due 07/24/2034 •		$2,550	2,546
Canyon CLO Ltd. 4.985% due 07/15/2034 •		1,900	1,898
College Avenue Student Loans LLC 5.046% due 12/26/2047 •		533	534
CQS U.S. CLO Ltd. 5.084% due 01/20/2035 •		4,800	4,805
Crown Point CLO 7 Ltd. 5.114% due 10/20/2031 •		694	695
Elevation CLO Ltd.
4.988% due 07/25/2034 •		4,700	4,696
5.158% due 01/25/2035 •		4,900	4,907

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2025 (Unaudited)

GoldenTree Loan Management U.S. CLO 8 Ltd. 5.034% due 10/20/2034 •		3,420	3,421
GoodLeap Sustainable Home Solutions Trust 2.100% due 05/20/2048		7,114	5,801
Greywolf CLO III Ltd. 5.087% due 04/22/2033 •		4,269	4,272
Harvest CLO XVI DAC 3.336% due 10/15/2038 •	EUR	6,930	8,144
Jamestown CLO XVI Ltd. 4.978% due 07/25/2034 •		$2,900	2,901
Loanpal Solar Loan Ltd. 2.220% due 03/20/2048		9,041	7,380
Madison Park Funding XLIX Ltd. 4.934% due 10/19/2034 •		4,500	4,500
Madison Park Funding XLVI Ltd. 4.905% due 10/15/2034 •		4,300	4,297
Madison Park Funding XXXVI Ltd. 4.965% due 04/15/2035 •		3,300	3,300
Mosaic Solar Loan Trust
2.640% due 01/20/2053		7,916	6,897
5.910% due 11/20/2053		1,328	1,310
Ocean Trails CLO XI 4.914% due 07/20/2034 •		4,700	4,688
Pikes Peak CLO 4 5.115% due 07/15/2034 •		4,900	4,904
Regatta XVI Funding Ltd. 5.105% due 01/15/2033 •		5,017	5,020
Sandstone Peak Ltd. 5.185% due 10/15/2034 •		5,500	5,510
Service Experts Issuer LLC 2.670% due 02/02/2032		1,752	1,728
SMB Private Education Loan Trust 5.240% due 03/15/2056		2,668	2,718
Sunnova Hestia I Issuer LLC 5.750% due 12/20/2050		304	305
Sunnova Sol IV Issuer LLC 2.790% due 02/22/2049		10,948	9,247
Sunnova Sol V Issuer LLC 5.400% due 04/30/2058		1,873	1,831
Sunrun Demeter Issuer LLC 2.270% due 01/30/2057		5,378	4,910
Switch ABS Issuer LLC 5.121% due 10/25/2055		5,800	5,801
Tesla Sustainable Energy Trust 5.080% due 06/21/2050		2,774	2,787
Tikehau CLO IX DAC 3.224% due 01/20/2037 •	EUR	1,500	1,764
Trinitas CLO XIX Ltd. 4.994% due 10/20/2033 •		$4,102	4,107

			146,697

Total Asset-Backed Securities (Cost $197,083)			188,548

SOVEREIGN ISSUES 10.9%
Australia Government Bonds 2.750% due 06/21/2035	AUD	6,400	3,632
BNG Bank NV
3.500% due 05/19/2028		$4,000	3,991
4.750% due 02/01/2030		3,800	3,943
Canada Government Bonds
3.000% due 06/01/2034	CAD	2,800	1,994
3.250% due 12/01/2034		2,258	1,633
Chile Government International Bonds 4.850% due 01/22/2029		$6,600	6,753
CPPIB Capital, Inc. 4.300% due 06/02/2034	CAD	700	533
European Union
0.400% due 02/04/2037	EUR	10,500	9,077
2.875% due 10/05/2029		6,500	7,746
Italy Buoni Poliennali Del Tesoro 1.300% due 05/15/2028 (e)		5,789	6,866
Japan Government Forty Year Bonds 2.200% due 03/20/2064	JPY	318,000	1,478
Japan Government Thirty Year Bonds
2.300% due 12/20/2054		560,000	2,871
2.400% due 03/20/2055		655,900	3,440
2.800% due 06/20/2055		440,000	2,515
3.200% due 09/20/2055		190,000	1,176
Japan Government Twenty Year Bonds
2.000% due 12/20/2044		740,000	4,111
2.400% due 03/20/2045		417,400	2,467
Japan International Cooperation Agency 2.750% due 04/27/2027		$4,500	4,442
Korea Housing Finance Corp. 4.625% due 02/24/2028		5,000	5,083

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2025 (Unaudited)

Mexico Government International Bonds 4.490% due 05/25/2032	EUR	3,500	4,202
Nederlandse Waterschapsbank NV
2.375% due 03/24/2026		$11,000	10,967
4.000% due 06/01/2028		3,400	3,427
Peru Government International Bonds
5.400% due 08/12/2034	PEN	6,500	1,930
6.150% due 08/12/2032		25,700	8,251
6.950% due 08/12/2031		7,601	2,514
Province of Ontario
3.650% due 02/03/2034	CAD	9,500	6,938
3.800% due 12/02/2034		417	305
4.100% due 03/04/2033		22,700	17,191
Queensland Treasury Corp.
1.500% due 08/20/2032	AUD	2,600	1,401
4.500% due 08/22/2035		700	438
Romania Government International Bonds 5.625% due 02/22/2036	EUR	4,000	4,655
Sweden Government International Bonds 0.125% due 09/09/2030	SEK	155,000	15,243
Treasury Corp. of Victoria 2.250% due 09/15/2033	AUD	1,300	710
U.K. Gilts
0.500% due 10/22/2061	GBP	700	247
3.750% due 03/07/2027		15,600	21,038
4.375% due 07/31/2054		8,134	9,625

Total Sovereign Issues (Cost $187,154)			182,833

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (g) 0.2%			2,600

U.S. TREASURY BILLS 0.1%
3.680% due 01/13/2026 - 04/21/2026 (c)(d)(l)		$2,047	2,028

Total Short-Term Instruments (Cost $4,628)			4,628

Total Investments in Securities (Cost $2,202,947)			2,100,085

Total Investments 125.5% (Cost $2,202,947)			$2,100,085
Financial Derivative Instruments (i)(k) 0.0%(Cost or Premiums, net $17,038)			812
Other Assets and Liabilities, net (25.5)%			(427,929)

Net Assets 100.0%			$1,672,968

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Alfa-Bank CJSC	6.330%	10/21/2026	10/27/2025	$432	$432	0.02%
Dorchester LLC	4.349	01/04/2027	12/10/2025	818	823	0.05
Project Alpha Investindustrial	4.150	02/27/2026	02/28/2025	392	444	0.03
Project Fenno	0.000	07/10/2028	07/16/2025	1,273	1,295	0.08

$2,915	$2,994	0.18%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	3.750%	12/31/2025	01/02/2026	$2,600	U.S. Treasury Notes 0.625% due 08/15/2030	$(2,650)	$2,600	$2,601

Total Repurchase Agreements	$(2,650)	$2,600	$2,601

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BSN	3.810%	01/02/2026	01/16/2026	$(197,940)	$(197,941)
3.930	12/18/2025	01/02/2026	(189,975)	(190,286)
CIB	3.930	12/17/2025	01/07/2026	(5,834)	(5,844)
DEU	3.920	12/19/2025	01/02/2026	(5,290)	(5,298)
JPS	3.890	12/22/2025	01/05/2026	(18,410)	(18,432)
3.930	12/22/2025	01/05/2026	(51,379)	(51,441)
4.010	12/30/2025	01/06/2026	(17,103)	(17,108)

Total Reverse Repurchase Agreements	$(486,350)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.1)%
Uniform Mortgage-Backed Security, TBA	3.500%	02/01/2056	$2,000	$(1,843)	$(1,843)

Total Short Sales (0.1)%	$(1,843)	$(1,843)

(h)	Securities with an aggregate market value of $285,316 have been pledged as collateral under the terms of master agreements as of December 31, 2025.
(1)	Includes accrued interest.

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2025 (Unaudited)

(2)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(305,950) at a weighted average interest rate of 4.436%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note February Futures	$111.500	01/23/2026	98	$98	$(16)	$(15)
Put - CBOE U.S. Treasury 10-Year Note February Futures	112.000	01/23/2026	37	37	(6)	(12)
Call - CBOE U.S. Treasury 10-Year Note February Futures	113.500	01/23/2026	135	135	(26)	(10)
Put - EUREX Euro-Bund January 2026 Futures	EUR	127.500	01/23/2026	10	10	(5)	(7)
Call - EUREX Euro-Bund January 2026 Futures	130.500	01/23/2026	10	10	(6)	(1)

Total Written Options	$(59)	$(45)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond March Futures	03/2026	187	$13,663	$24	$16	$0
Long Guilt March Futures	03/2026	134	16,504	117	29	(12)
U.S. Treasury 2-Year Note March Futures	03/2026	198	41,340	8	0	(14)
U.S. Treasury 5-Year Note March Futures	03/2026	1,934	211,395	(227)	0	(227)
U.S. Treasury 10-Year Note March Futures	03/2026	1,037	116,598	(312)	0	(211)

$(390)	$45	$(464)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year Bond March Futures	03/2026	95	$(8,369)	$11	$1	$0
Euro-Bund March Futures	03/2026	326	(48,874)	652	88	0
U.S. Treasury Long-Term Bond March Futures	03/2026	54	(6,242)	49	12	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	398	(46,964)	847	149	0
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	700	(80,511)	360	131	0

$1,919	$381	$0

Total Futures Contracts	$1,529	$426	$(464)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.414%	$8,600	$138	$(16)	$122	$0	$(2)
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2026	0.252	3,500	22	(9)	13	0	0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.226	6,500	35	(9)	26	1	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2029	0.510	600	12	(1)	11	0	0

$207	$(35)	$172	$1	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-45 5-Year Index	1.000%	Quarterly	12/20/2030	$7,400	$165	$5	$170	$0	$0

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2025 (Unaudited)

iTraxx Main 44 5-Year Index	1.000	Quarterly		12/20/2030	EUR	3,500	88	8	96	1	0

							$253	$13	$266	$1	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day GBP-SONIO Compounded-OIS	0.900%	Annual	03/15/2052	GBP	1,800	$178	$1,227	$1,405	$0	$(2)
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		90	4	(5)	(1)	0	0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/18/2056		1,700	(33)	20	(13)	0	(5)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2032	JPY	3,440,000	(635)	1,038	403	41	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		$45,640	0	(190)	(190)	34	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		30,700	(572)	167	(405)	40	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		2,200	(4)	(25)	(29)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		1,800	0	(21)	(21)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030		3,700	0	(44)	(44)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		4,000	0	(50)	(50)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		800	(3)	(5)	(8)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		29,270	3,017	(104)	2,913	57	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		500	(1)	(7)	(8)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		2,500	(7)	(22)	(29)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.836	Annual	05/02/2035		5,800	(42)	21	(21)	13	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.640	Annual	08/15/2035		1,600	3	13	16	4	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.700	Annual	08/15/2035		1,500	(1)	9	8	3	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035		2,671	7	5	12	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035		1,100	(3)	25	22	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		42,790	8,299	8,732	17,031	109	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		52,175	1,594	4,497	6,091	167	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		17,100	246	1,690	1,936	55	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		5,880	546	404	950	18	0
Pay	1-Year BRL-CDI	11.407	Maturity	01/04/2027	BRL	108,900	0	(796)	(796)	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	11,700	(142)	87	(55)	0	(8)
Pay(5)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033		2,800	(5)	(5)	(10)	0	(2)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		8,400	41	(113)	(72)	0	(9)
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	03/19/2035		6,200	(7)	(221)	(228)	0	(8)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027	EUR	16,800	(63)	(189)	(252)	0	(2)
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029		1,300	(3)	(40)	(43)	0	0
Receive	6-Month EUR-EURIBOR	2.300	Annual	09/25/2029		1,900	(3)	15	12	1	0
Receive	6-Month EUR-EURIBOR	2.050	Annual	10/05/2029		1,300	0	8	8	1	0
Receive	6-Month EUR-EURIBOR	2.056	Annual	10/05/2029		2,000	0	12	12	1	0
Receive	6-Month EUR-EURIBOR	2.063	Annual	10/05/2029		3,200	0	19	19	2	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		1,200	(3)	(8)	(11)	1	0
Pay	6-Month EUR-EURIBOR	2.410	Annual	11/05/2034		1,000	(3)	(38)	(41)	0	(1)
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		410	(1)	(3)	(4)	0	(1)

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2025 (Unaudited)

Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036	59,300	(4)	(1,249)	(1,253)	0	(82)
Receive	6-Month EUR-EURIBOR	0.250	Annual	09/15/2036	10,920	498	2,806	3,304	15	0
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056	13,690	(184)	1,000	816	46	0
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	23,200	(190)	(411)	(601)	14	0
Receive	CAONREPO	3.000	Semi-Annual	06/01/2033	1,700	6	(8)	(2)	1	0
Receive	CAONREPO	3.750	Semi-Annual	12/20/2033	1,100	0	(41)	(41)	1	0
Receive	CAONREPO	2.740	Semi-Annual	06/01/2034	1,200	0	20	20	1	0
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034	2,200	(1)	7	6	2	0

$12,529	$18,227	$30,756	$661	$(120)

Total Swap Agreements	$12,989	$18,205	$31,194	$663	$(122)

(j)

Securities with an aggregate market value of $11,660 and cash of $18,811 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	01/2026	$1,392	JPY	216,358	$0	$(10)
BOA	01/2026	KRW	145,946	$100	0	(2)
01/2026	TWD	20,580	675	20	0
01/2026	$139	INR	12,383	0	(2)
01/2026	415	KRW	608,178	7	0
01/2026	385	PLN	1,411	8	0
01/2026	50	TWD	1,586	0	0
01/2026	330	ZAR	5,502	2	0
02/2026	70	THB	2,199	0	0
04/2026	119	MXN	2,187	2	0
BPS	01/2026	AUD	14,825	$9,672	0	(222)
01/2026	CNH	182	26	0	0
01/2026	IDR	10,314,599	617	0	(1)
01/2026	JPY	291,500	1,882	20	(1)
01/2026	KRW	645,408	450	3	0
01/2026	NZD	3,835	2,179	0	(30)
01/2026	TWD	85,906	2,812	77	0
01/2026	$437	IDR	7,316,116	1	0
01/2026	479	PLN	1,745	7	0
01/2026	2,554	TWD	80,201	3	(4)
01/2026	425	ZAR	7,069	1	0
02/2026	KRW	1,292,409	$895	0	(1)
02/2026	$328	IDR	5,487,730	1	0
02/2026	1,030	THB	32,420	1	(1)
02/2026	1,257	TWD	39,466	0	(3)
03/2026	TWD	11,393	$367	5	0
BRC	01/2026	$373	PLN	1,357	5	0
01/2026	ZAR	5,403	$312	0	(14)
02/2026	$7,793	TRY	356,325	199	0
03/2026	1,191	MXN	22,051	25	0
BSH	01/2026	GBP	1,127	$1,490	0	(29)
01/2026	JPY	405,144	2,603	15	0
01/2026	PEN	13,437	3,826	0	(169)
CBK	01/2026	AUD	5,902	3,916	0	(23)
01/2026	BRL	10,814	1,965	0	(8)
01/2026	CAD	28	20	0	(1)
01/2026	EUR	459	540	1	0
01/2026	NZD	468	270	1	0
01/2026	TWD	241,581	7,956	264	0
01/2026	$1,995	BRL	10,814	0	(22)
01/2026	7,056	INR	628,494	0	(80)
01/2026	3,767	NZD	6,509	0	(18)
01/2026	90	PLN	323	0	0

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2025 (Unaudited)

	01/2026		240	THB	7,677	4	0
	01/2026		1,262	TWD	39,386	0	(9)
	01/2026		748	ZAR	12,725	19	0
	02/2026		31	TWD	971	0	0
	03/2026	TWD	12,383		$398	4	0
	07/2026	PEN	14,188		4,122	0	(68)
DUB	01/2026	BRL	1,928		350	0	(1)
	01/2026	KRW	4,447,029		3,038	0	(46)
	01/2026		$350	BRL	1,928	2	0
	01/2026		2,671	INR	237,834	0	(31)
	01/2026		2,990	KRW	4,393,409	57	0
	01/2026	ZAR	9,628		$553	0	(28)
	02/2026	PEN	2,779		781	0	(44)
	02/2026		$42	TWD	1,311	0	0
FAR	01/2026	AUD	27,822		$18,094	0	(474)
	01/2026	BRL	10,781		1,942	0	(26)
	01/2026	CHF	138		172	0	(2)
	01/2026	CNH	91		13	0	0
	01/2026	GBP	29,249		38,410	0	(1,016)
	01/2026	PEN	3,556		1,045	0	(13)
	01/2026		$1,959	BRL	10,781	8	0
	01/2026		9,347	MXN	173,385	259	0
	01/2026		2,426	PLN	8,853	40	0
	01/2026	ZAR	14,007		$815	0	(30)
	02/2026		$1,942	BRL	10,862	25	0
GLM	01/2026	CHF	638		$796	0	(10)
	01/2026	IDR	20,147,095		1,207	0	0
	01/2026	THB	31,302		994	0	0
	01/2026		$2,384	KRW	3,508,756	49	0
	01/2026		1,804	PLN	6,592	32	0
	01/2026		2,375	THB	75,633	28	0
	01/2026	ZAR	4,964		$288	0	(11)
	02/2026		$732	MXN	13,570	18	0
	03/2026	BRL	99		$18	0	0
	03/2026		$17,244	BRL	95,120	0	(112)
	03/2026		559	MXN	10,367	14	0
	04/2026		620		11,430	9	0
JPM	01/2026	BRL	928		$169	0	(1)
	01/2026	CNH	378		54	0	(1)
	01/2026	MXN	599		32	0	(1)
	01/2026	NZD	879		510	4	0
	01/2026	PLN	2,211		608	0	(7)
	01/2026		$170	BRL	928	0	(1)
	01/2026		1,760	INR	157,252	0	(14)
	01/2026		1,468	KRW	2,106,337	0	(7)
	01/2026		2,023	PLN	7,470	58	0
	01/2026		9,458	TRY	421,266	238	0
	01/2026	ZAR	3,818		$222	0	(8)
	02/2026	KRW	2,103,573		1,468	9	0
	02/2026		$1,698	MXN	31,448	41	0
	03/2026		657		12,050	8	0
	04/2026		376		6,930	5	0
MBC	01/2026	AUD	653		$432	0	(4)
	01/2026	CAD	65,288		46,388	0	(1,205)
	01/2026	CHF	105		131	0	(2)
	01/2026	EUR	6,844		8,032	0	(14)
	01/2026	GBP	595		795	0	(7)
	01/2026	JPY	22,186		142	1	0
	01/2026	NZD	466		269	1	0
	01/2026	SEK	141,567		14,860	0	(524)
	01/2026	SGD	25,276		19,481	0	(196)
	01/2026	THB	18,500		571	0	(17)
	01/2026		$2,245	NZD	3,913	8	0
	01/2026		78	TWD	2,447	0	0
	01/2026		130	ZAR	2,224	4	0
	02/2026		996	MXN	18,400	22	0
	03/2026		274		5,045	4	0
MYI	01/2026		8	JPY	1,196	0	0
	02/2026	KRW	129,527		$90	0	0
	02/2026		$30	IDR	502,257	0	0
NGF	01/2026	KRW	7,289,897		$4,981	0	(74)
	01/2026		$953	KRW	1,399,453	17	0
SCX	01/2026	CNH	181		$26	0	0
	01/2026	JPY	367,980		2,368	17	0
	01/2026	TWD	21,962		721	22	0
	01/2026		$1,923	IDR	32,148,547	3	0
SOG	01/2026	EUR	58,137		$67,309	0	(1,043)
	01/2026	JPY	1,175,672		7,517	6	0
	01/2026		$1,895	PEN	6,374	0	0
	02/2026		337	MXN	6,230	8	0
	03/2026	MXN	50		$3	0	0
	03/2026		$987	MXN	18,488	33	0
	03/2026		105	PEN	354	0	0
	07/2026	PEN	6,417		$1,895	0	(1)
SSB	01/2026		$450	IDR	7,502,722	0	0
UAG	01/2026	CHF	1,122		$1,401	0	(16)

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2025 (Unaudited)

01/2026	THB	53,450	1,697	0	(1)
01/2026	$1,354	PLN	4,954	25	0
01/2026	ZAR	9,431	$542	0	(26)
02/2026	$314	MXN	5,827	8	0

Total Forward Foreign Currency Contracts	$1,778	$(5,732)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC USD versus KRW	KRW	1,415.000	02/19/2026	2,804	$19	$16
Put - OTC USD versus KRW	1,410.000	02/27/2026	11,003	78	61
Put - OTC USD versus KRW	1,413.000	02/27/2026	5,366	36	33
BPS	Put - OTC USD versus KRW	1,412.000	02/24/2026	176	1	1
BRC	Put - OTC USD versus KRW	1,412.000	02/24/2026	1,847	13	10

Total Purchased Options	$147	$121

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC USD versus KRW	KRW	1,375.000	02/19/2026	2,804	$(7)	$(4)
Put - OTC USD versus KRW	1,375.000	02/27/2026	16,369	(43)	(30)
BPS	Put - OTC USD versus KRW	1,372.000	02/24/2026	176	0	0
BRC	Put - OTC USD versus KRW	1,372.000	02/24/2026	1,847	(4)	(3)

$(54)	$(37)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.551%	01/05/2026	2,100	$(5)	$0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.831	01/05/2026	2,100	(5)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.625	01/08/2026	1,000	(2)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.925	01/08/2026	1,000	(2)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.622	01/29/2026	2,100	(4)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.882	01/29/2026	2,100	(4)	(6)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.580	01/05/2026	2,200	(5)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.860	01/05/2026	2,200	(5)	0
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.548	01/02/2026	2,000	(5)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.848	01/02/2026	2,000	(5)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.578	01/12/2026	2,100	(5)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.878	01/12/2026	2,100	(5)	(2)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.648	01/15/2026	2,100	(6)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.928	01/15/2026	2,100	(6)	(2)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.625	01/08/2026	2,200	(6)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.925	01/08/2026	2,200	(6)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.639	01/12/2026	2,300	(5)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.919	01/12/2026	2,300	(5)	(1)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.498	01/05/2026	2,700	(6)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.798	01/05/2026	2,700	(6)	(4)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.639	01/12/2026	2,800	(7)	(1)

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2025 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.919	01/12/2026	2,800	(7)	(1)

$(112)	$(25)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2056	$97.375	01/07/2026	$6,500	$(18)	$0

Total Written Options	$(184)	$(62)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	4,700	$1,076	$32	$1,108	$0
BPS	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	4,930	1,136	26	1,162	0
CBK	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	1,700	386	15	401	0
JPM	iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	1,160	246	(11)	235	0
iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	5,410	1,234	41	1,275	0
MYC	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	290	67	1	68	0

Total Swap Agreements	$4,145	$104	$4,249	$0

(l)

Securities with an aggregate market value of $4,287 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$3,394	$3,394
Corporate Bonds & Notes
Banking & Finance	0	232,874	0	232,874
Industrials	0	149,208	0	149,208
Utilities	0	111,081	0	111,081
Municipal Bonds & Notes
California	0	3,662	0	3,662
Michigan	0	2,304	0	2,304
New York	0	1,785	0	1,785
U.S. Government Agencies	0	689,284	0	689,284
U.S. Treasury Obligations	0	398,251	0	398,251
Non-Agency Mortgage-Backed Securities	0	113,213	19,020	132,233
Asset-Backed Securities
Automobile Sequential	0	22,204	0	22,204
CMBS Other	0	8,217	0	8,217
Home Equity Other	0	9,326	0	9,326
Home Equity Sequential	0	67	0	67
Whole Loan Collateral	0	2,037	0	2,037
Other ABS	0	146,697	0	146,697
Sovereign Issues	0	182,833	0	182,833
Short-Term Instruments
Repurchase Agreements	0	2,600	0	2,600
U.S. Treasury Bills	0	2,028	0	2,028

Total Investments	$0	$2,077,671	$22,414	$2,100,085

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,843)	$0	$(1,843)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	134	955	0	1,089

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	December 31, 2025 (Unaudited)

Over the counter	0	6,148	0	6,148

$134	$7,103	$0	$7,237
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(20)	(611)	0	(631)
Over the counter	0	(5,794)	0	(5,794)

$(20)	$(6,405)	$0	$(6,425)

Total Financial Derivative Instruments	$114	$698	$0	$812

Totals	$114	$2,076,526	$22,414	$2,099,054

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2025:
Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/SettlementS	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2025 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$408	$2,972	$(49)	$0	$0	$63	$0	$0	$3,394	$63
Non-Agency Mortgage-Backed Securities	0	18,635	0	0	0	385	0	0	19,020	385

Totals	$408	$21,607	$(49)	$0	$0	$448	$0	$0	$22,414	$448

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 12/31/2025	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$2,571	Discounted Cash Flow	Discount Rate	3.940 - 6.670	4.596
823	Recent Transaction	Purchase Price	100.000	—
Non-Agency Mortgage-Backed Securities	19,020	Recent Transaction	Purchase Price	100.000	—

Total	$22,414

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

Consolidated Schedule of Investments PIMCO Total Return Fund	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 124.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.1%
Alfa-Bank CJSC 6.330% - 8.066% due 10/21/2026 «~(l)		$11,541	$11,540
Aligned Data Centers International LP 7.223% due 12/18/2029 «~		92,000	92,665
Altice France SA 10.860% (TSFR3M + 6.875%) due 05/31/2031 ~		8,599	8,608
Castlelake LP 2.950% due 05/12/2031 «~		65,441	62,533
Coreweave Compute Acquisition Co. IV LLC 9.672% (TSFR3M + 6.000%) due 05/16/2029 «~		1,657	1,713
Databricks, Inc.
TBD% due 01/03/2031 ~µ		4,493	4,572
TBD% due 01/05/2032 µ		4,493	4,504
8.272% (TSFR1M + 4.500%) due 01/03/2031 ~		20,301	20,656
Dorchester LLC 4.349% - 9.672% (EUR003M + 2.300%) due 01/04/2027 «~(l)	EUR	18,900	22,211
Encina Private Credit LLC TBD% - 19.000% due 11/30/2026 «~µ		$4,179	4,054
KRE 1330 Broadway Owner LLC 5.587% - 9.340% due 02/08/2026 «~		110,511	53,274
Pantheon Senior Debt Secondaries III 6.026% - 8.831% due 03/26/2026 «~(l)		15,300	15,300
Project Alpha Investindustrial 4.150% - 9.695% (EUR003M + 2.100%) due 02/27/2026 «~(l)	EUR	10,112	11,883
Project Fenno
TBD% - 10.860% (EUR003M + 2.350%) due 07/10/2028 «~(l)		22,052	26,044
TBD% - 10.860% (EUR003M + 2.350%) due 07/10/2028 «~µ(l)		7,787	9,196
Project Flash TBD% - 9.966% (TSFR1M + 2.250%) due 04/30/2030 «~µ		$94,700	94,701
Project Hudson II 7.730% due 05/29/2026 «~		26,500	26,741
Project Nova 7.080% - 7.284% due 08/31/2026 «~		10,000	10,000
Project Quasar Pledgco SLU 5.185% - 9.488% (EUR001M + 3.250%) due 04/17/2026 «~	EUR	42,750	49,198
Stepstone Group MidCo 2 GmbH 8.199% (TSFR3M + 4.500%) due 12/19/2031 ~		$9,720	9,121

Total Loan Participations and Assignments (Cost $592,783)			538,514

CORPORATE BONDS & NOTES 21.6%
BANKING & FINANCE 11.9%
123 Lights Re Ltd. 14.580% (FHMMUSTF + 11.000%) due 09/14/2031 ~		700	723
ABN AMRO Bank NV
2.470% due 12/13/2029 •		1,000	954
6.339% due 09/18/2027 •		1,300	1,320
Accident Fund Insurance Co. of America 8.500% due 08/01/2032		45,000	45,281
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026		1,900	1,875
3.000% due 10/29/2028		643	624
3.650% due 07/21/2027		6,900	6,860
4.450% due 04/03/2026		3,900	3,900
4.625% due 10/15/2027		10,700	10,793
6.450% due 04/15/2027		8,105	8,329
Aircastle Ltd.
2.850% due 01/26/2028		54,500	53,005
4.250% due 06/15/2026		1,500	1,500
Alamo Re Ltd.
12.014% (FHMMUSTF + 8.434%) due 06/07/2027 ~		8,000	8,515
15.460% (FHMMUSTF + 11.880%) due 06/08/2026 ~		8,000	8,356
Alexandria Real Estate Equities, Inc. 3.950% due 01/15/2028		600	598
Ally Financial, Inc.
2.200% due 11/02/2028		890	843
4.750% due 06/09/2027		2,372	2,394
6.848% due 01/03/2030 •		8,400	8,916
American Assets Trust LP 3.375% due 02/01/2031		28,500	25,991

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

American Express Co.
2.550% due 03/04/2027	1,960	1,932
5.085% due 01/30/2031 •	5,000	5,156
American Homes 4 Rent LP
2.375% due 07/15/2031	2,600	2,326
4.250% due 02/15/2028	6,678	6,697
4.900% due 02/15/2029	53,900	54,865
American Tower Corp.
2.750% due 01/15/2027	23,000	22,706
3.375% due 10/15/2026	4,165	4,144
3.650% due 03/15/2027	275	274
5.200% due 02/15/2029	5,300	5,456
5.800% due 11/15/2028	825	862
Antares Holdings LP
3.950% due 07/15/2026	6,200	6,179
6.500% due 02/08/2029	16,200	16,573
7.950% due 08/11/2028	20,600	21,805
Aon North America, Inc.
5.125% due 03/01/2027	6,763	6,849
5.150% due 03/01/2029 (n)	4,800	4,940
ARES Capital Corp. 5.100% due 01/15/2031	14,800	14,624
Armor RE II Ltd. 12.110% (BRMMUSDF + 8.500%) due 01/07/2032 ~	600	635
Athene Global Funding
4.805% (SOFRINDX + 1.030%) due 08/27/2026 ~	5,900	5,921
4.938% (SOFRINDX + 1.210%) due 03/25/2027 ~	25,000	25,161
5.322% due 11/13/2031 (n)	8,000	8,120
Aviation Capital Group LLC
3.500% due 11/01/2027	1,000	986
5.125% due 04/10/2030	3,400	3,454
5.375% due 07/15/2029	1,100	1,128
6.250% due 04/15/2028	8,318	8,647
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027	7,703	7,474
4.700% due 01/30/2031	15,700	15,603
4.950% due 10/15/2032	14,100	13,975
5.750% due 03/01/2029 (n)	6,100	6,315
6.375% due 05/04/2028	1,900	1,980
Banco Bilbao Vizcaya Argentaria SA 5.381% due 03/13/2029	10,600	11,001
Banco BTG Pactual SA 2.750% due 01/11/2026	7,600	7,591
Banco Santander SA
4.175% due 03/24/2028 •	19,200	19,211
5.110% (SOFRRATE + 1.380%) due 03/14/2028 ~	24,800	24,984
5.565% due 01/17/2030	37,900	39,497
6.527% due 11/07/2027 •	15,800	16,132
6.607% due 11/07/2028	15,800	16,872
Bank of America Corp.
2.551% due 02/04/2028 •	38,300	37,683
3.419% due 12/20/2028 •	32,648	32,248
3.559% due 04/23/2027 •	5,086	5,077
3.824% due 01/20/2028 •	6,035	6,022
3.970% due 03/05/2029 •	3,020	3,016
4.271% due 07/23/2029 •	850	854
4.376% due 04/27/2028 •	8,460	8,496
4.948% due 07/22/2028 •	9,143	9,277
4.979% due 01/24/2029 •	8,000	8,151
5.075% (SOFRRATE + 1.350%) due 09/15/2027 ~	15,000	15,092
5.080% due 01/20/2027 •	2,782	2,783
5.933% due 09/15/2027 •	48,200	48,833
6.204% due 11/10/2028 •(n)	5,897	6,129
Bank of New York Mellon Corp. 4.975% due 03/14/2030 •	7,400	7,620
Banque Federative du Credit Mutuel SA 5.896% due 07/13/2026	11,100	11,212
Barclays PLC
2.894% due 11/24/2032 •	2,209	2,014
4.837% due 09/10/2028 •	20,600	20,857
4.942% due 09/10/2030 •	2,100	2,142
5.215% (SOFRRATE + 1.490%) due 03/12/2028 ~	46,500	46,987
5.603% (SOFRRATE + 1.880%) due 09/13/2027 ~	29,000	29,259
5.674% due 03/12/2028 •	26,700	27,184
5.690% due 03/12/2030 •	16,500	17,173
6.490% due 09/13/2029 •	17,500	18,497
6.496% due 09/13/2027 •	42,300	42,968
7.385% due 11/02/2028 •	31,700	33,515
7.437% due 11/02/2033 •	3,191	3,650
BGC Group, Inc.
6.150% due 04/02/2030	1,400	1,452
6.600% due 06/10/2029	12,600	13,159
8.000% due 05/25/2028	18,100	19,351
Blue Owl Finance LLC 3.125% due 06/10/2031	2,000	1,816

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

Blue Ridge Re Ltd.
7.080% (FHMMUSTF + 3.500%) due 01/08/2029 ~		300	300
9.580% (FHMMUSTF + 6.000%) due 01/08/2029 ~		250	250
11.580% (FHMMUSTF + 8.000%) due 01/08/2029 ~		250	250
BNP Paribas SA
1.904% due 09/30/2028 •		39,900	38,422
2.871% due 04/19/2032 •		5,800	5,302
5.125% due 01/13/2029 •		16,800	17,121
5.198% due 01/10/2030 •		33,000	33,787
5.497% due 05/20/2030 •		26,700	27,645
5.786% due 01/13/2033 •(n)		2,800	2,942
Bonanza RE Ltd. 3.620% (MSMMUSTF + 0.000%) due 01/08/2026 ~		300	299
Boost Newco Borrower LLC 7.500% due 01/15/2031		1,700	1,808
Boston Properties LP
2.450% due 10/01/2033		4,076	3,374
3.400% due 06/21/2029 (n)		24,141	23,403
BPCE SA
5.281% due 05/30/2029		4,750	4,900
5.876% due 01/14/2031 •		13,300	13,906
5.936% due 05/30/2035 •		4,900	5,112
6.612% due 10/19/2027 •		29,050	29,607
6.714% due 10/19/2029 •		16,700	17,724
7.003% due 10/19/2034 •		5,400	6,016
Brandywine Operating Partnership LP
3.950% due 11/15/2027 (n)		13,116	12,866
4.550% due 10/01/2029 (n)		16,500	15,763
8.300% due 03/15/2028 (n)		1,900	2,010
Brixmor Operating Partnership LP
2.250% due 04/01/2028		2,500	2,403
3.900% due 03/15/2027		3,090	3,082
4.125% due 06/15/2026		8,500	8,497
Brookfield Finance, Inc. 4.350% due 04/15/2030 (n)		1,200	1,205
CaixaBank SA 5.673% due 03/15/2030 •		3,000	3,117
Canadian Imperial Bank of Commerce
4.243% due 09/08/2028 •		6,100	6,125
4.580% due 09/08/2031 •		10,000	10,081
Cape Lookout Re Ltd. 10.480% (FHMMUSTF + 6.900%) due 03/13/2032 ~		5,500	5,829
Capital One Financial Corp. 4.927% due 05/10/2028 •		18,700	18,924
CI Financial Corp.
4.625% due 12/12/2031	EUR	19,700	23,334
7.500% due 05/30/2029		$7,900	8,407
Citibank NA 4.838% due 08/06/2029		7,750	7,932
Citigroup, Inc.
2.572% due 06/03/2031 •		8,600	7,971
3.070% due 02/24/2028 •		71,900	71,100
4.658% due 05/24/2028 •		2,400	2,421
5.174% due 02/13/2030 •		3,800	3,900
Consumers Securitization Funding LLC
5.210% due 09/01/2031		2,600	2,684
5.550% due 03/01/2028		14,518	14,675
Cooperatieve Rabobank UA
1.106% due 02/24/2027 •		20,600	20,510
4.655% due 08/22/2028 •		32,000	32,345
5.447% due 03/05/2030 •		10,850	11,215
COPT Defense Properties LP
2.250% due 03/15/2026		5,390	5,367
2.750% due 04/15/2031 (n)		2,700	2,465
Corebridge Global Funding
4.650% due 08/20/2027		3,300	3,333
5.750% due 07/02/2026		2,500	2,523
CoStar Group, Inc. 2.800% due 07/15/2030		9,600	8,804
CPI Property Group SA
1.500% due 01/27/2031	EUR	2,786	2,681
1.750% due 01/14/2030		28,900	28,969
Credicorp Capital Sociedad Titulizadora SA 10.100% due 12/15/2043	PEN	27,900	9,027
Credit Agricole SA
1.247% due 01/26/2027 •		$3,700	3,692
4.598% (SOFRRATE + 0.870%) due 03/11/2027 ~		21,850	21,931
6.316% due 10/03/2029 •		16,750	17,670
Credit Opportunities Partners LLC
6.520% due 03/20/2028 «(l)		9,900	10,020
6.740% due 03/20/2030 «(l)		8,400	8,556
Credit Suisse AG AT1 Claim		27,500	8,114
Crown Castle, Inc.
2.900% due 03/15/2027		500	493
3.700% due 06/15/2026		600	599
4.800% due 09/01/2028		4,000	4,063

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

5.600% due 06/01/2029		3,100	3,221
Danske Bank AS
4.298% due 04/01/2028 •		18,900	18,944
5.427% due 03/01/2028 •		3,700	3,758
5.705% due 03/01/2030 •		5,600	5,820
Deutsche Bank AG
1.625% due 01/20/2027	EUR	400	466
1.750% due 11/19/2030 •		32,800	36,414
2.311% due 11/16/2027 •		$26,300	25,880
3.729% due 01/14/2032 •		800	756
5.000% due 09/05/2030 •	EUR	22,200	27,589
5.026% (SOFRRATE + 1.219%) due 11/16/2027 ~		$18,300	18,383
Digital Realty Trust LP
3.600% due 07/01/2029		13,617	13,358
4.450% due 07/15/2028		43,490	43,770
DOC Dr. LLC 3.950% due 01/15/2028		3,900	3,882
East Lane Re VII Ltd.
12.042% (T-BILL 3MO + 8.500%) due 03/31/2032 ~		1,600	1,600
12.550% (JMMMUSTF + 8.890%) due 03/31/2026 ~		13,400	13,648
Empower Finance 2020 LP 1.357% due 09/17/2027 (n)		15,600	14,951
EPR Properties
3.600% due 11/15/2031		15,100	14,020
3.750% due 08/15/2029		14,900	14,458
4.500% due 06/01/2027 (n)		7,800	7,816
4.750% due 12/15/2026		4,100	4,113
4.950% due 04/15/2028		25,572	25,781
Equinix Europe 2 Financing Corp. LLC 4.600% due 11/15/2030		8,000	8,026
Equinix, Inc. 1.550% due 03/15/2028		38,144	36,201
Equitable America Global Funding 3.950% due 09/15/2027		4,100	4,097
Essex Portfolio LP 3.375% due 04/15/2026		880	878
Everglades Re II Ltd. 16.371% (GSMMUSTI + 12.750%) due 05/13/2031 ~		1,650	1,751
Extra Space Storage LP 3.500% due 07/01/2026		5,600	5,584
F&G Annuities & Life, Inc. 6.250% due 10/04/2034 (n)		3,600	3,664
Fairfax Financial Holdings Ltd. 4.850% due 04/17/2028		6,100	6,187
Fidelity National Financial, Inc. 2.450% due 03/15/2031		4,900	4,382
First American Financial Corp. 4.000% due 05/15/2030		8,290	8,027
Fish Pond Re Ltd. 7.630% (BRMMUSDF + 4.020%) due 01/08/2027 ~		1,400	1,426
Ford Motor Credit Co. LLC
2.386% due 02/17/2026	EUR	4,575	5,382
2.900% due 02/16/2028		$14,209	13,688
2.900% due 02/10/2029		2,000	1,880
4.000% due 11/13/2030		12,500	11,809
4.389% due 01/08/2026		500	500
4.542% due 08/01/2026		9,200	9,190
4.950% due 05/28/2027		3,150	3,163
5.113% due 05/03/2029		7,650	7,664
5.303% due 09/06/2029		800	807
5.800% due 03/08/2029		57,900	59,179
5.875% due 11/07/2029 (n)		9,000	9,242
5.918% due 03/20/2028		13,500	13,822
6.125% due 03/08/2034		1,600	1,627
7.350% due 11/04/2027		2,445	2,554
7.350% due 03/06/2030		950	1,020
FS KKR Capital Corp. 6.875% due 08/15/2029		700	706
GA Global Funding Trust 1.625% due 01/15/2026		8,200	8,193
General Motors Financial Co., Inc. 5.175% (SOFRINDX + 1.350%) due 05/08/2027 ~		12,100	12,170
Glitnir Banki Hf. 0.000% due 12/31/2030 «	EUR	27	0
Globe Life, Inc. 2.150% due 08/15/2030		$5,575	5,051
GLP Capital LP/GLP Financing II, Inc.
3.250% due 01/15/2032		400	363
4.000% due 01/15/2030		19,400	18,918
4.000% due 01/15/2031		2,800	2,691
5.250% due 02/15/2033 (n)		6,200	6,228
5.300% due 01/15/2029		3,100	3,156
5.750% due 11/01/2037		15,000	14,974
Golden Bear Re Ltd. 13.292% (T-BILL 1MO + 9.750%) due 01/08/2029 ~		3,500	3,503

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

Goldman Sachs Group, Inc.
1.948% due 10/21/2027 •	8,600	8,457
4.967% (SOFRRATE + 1.080%) due 01/28/2031 ~	33,300	33,435
5.049% due 07/23/2030 •	22,400	22,956
5.207% due 01/28/2031 •(n)	33,200	34,311
6.484% due 10/24/2029 •	38,500	40,844
Goodman U.S. Finance Five LLC 4.625% due 05/04/2032	20,700	20,455
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028	10,100	10,005
Greengrove RE Ltd. 11.292% (T-BILL 1MO + 7.750%) due 04/08/2032 ~	1,300	1,353
GSPA Monetization Trust 6.422% due 10/09/2029	8,054	8,155
HA Sustainable Infrastructure Capital, Inc. 6.150% due 01/15/2031	11,900	12,239
Handshake Re Ltd. 4.160% (JMMMUSTF + 4.500%) due 01/08/2030 ~	300	300
Hanover Insurance Group, Inc. 2.500% due 09/01/2030	2,590	2,358
Hardwood Funding LLC
4.840% due 06/07/2028 «(l)	8,900	8,997
4.980% due 06/07/2030 «(l)	5,800	5,897
5.160% due 06/07/2032 «(l)	13,900	14,217
HAT Holdings I LLC/HAT Holdings II LLC 3.750% due 09/15/2030 (n)	9,455	8,765
Healthcare Realty Holdings LP
2.050% due 03/15/2031	3,100	2,688
3.100% due 02/15/2030	2,800	2,663
Hestia Re Ltd.
10.380% (BNMMDTSC + 6.750%) due 03/13/2032 ~	400	413
11.880% (BNMMDTSC + 8.250%) due 03/13/2032 ~	400	416
Highwoods Realty LP
3.050% due 02/15/2030	600	559
4.200% due 04/15/2029	3,600	3,550
Host Hotels & Resorts LP
3.375% due 12/15/2029 (n)	7,600	7,302
3.500% due 09/15/2030	2,800	2,672
HSBC Holdings PLC
4.805% (SOFRRATE + 1.030%) due 03/03/2029 ~	5,000	5,027
4.899% due 03/03/2029 •	2,000	2,030
5.391% (SOFRRATE + 1.570%) due 08/14/2027 ~	26,300	26,466
5.546% due 03/04/2030 •	15,800	16,385
5.597% due 05/17/2028 •	5,600	5,706
5.887% due 08/14/2027 •	25,600	25,874
7.390% due 11/03/2028 •	61,500	65,034
Hudson Pacific Properties LP
3.250% due 01/15/2030 (n)	24,000	20,313
3.950% due 11/01/2027 (n)	4,400	4,222
4.650% due 04/01/2029 (n)	7,300	6,755
5.950% due 02/15/2028 (n)	11,567	11,408
ING Groep NV
4.017% due 03/28/2028 •	3,600	3,602
4.250% due 05/16/2031 •(i)(k)	200	180
5.066% due 03/25/2031 •	2,000	2,050
5.335% due 03/19/2030 •	5,700	5,881
Integrity RE III Ltd.
11.626% (T-BILL 1MO + 8.000%) due 06/06/2027 ~	250	259
13.292% (T-BILL 1MO + 9.750%) due 06/06/2027 ~	250	261
15.792% (T-BILL 1MO + 12.250%) due 06/06/2028 ~	700	739
29.042% (T-BILL 1MO + 25.500%) due 06/06/2027 ~	1,300	1,497
Intercontinental Exchange, Inc.
3.625% due 09/01/2028	4,400	4,370
4.200% due 03/15/2031	2,600	2,603
Intesa Sanpaolo SpA 7.200% due 11/28/2033	3,900	4,456
Invitation Homes Operating Partnership LP 2.300% due 11/15/2028	3,250	3,092
JAB Holdings BV 2.200% due 11/23/2030	335	299
JPMorgan Chase & Co.
1.470% due 09/22/2027 •	25,900	25,433
1.578% due 04/22/2027 •(n)	9,900	9,827
2.182% due 06/01/2028 •	56,450	55,069
2.739% due 10/15/2030 •	5,800	5,504
2.947% due 02/24/2028 •	39,550	39,082
3.540% due 05/01/2028 •	2,000	1,989
3.960% due 01/29/2027 •	6,500	6,499
4.323% due 04/26/2028 •	1,835	1,843
4.490% (SOFRRATE + 0.765%) due 09/22/2027 ~	5,000	5,013
4.603% due 10/22/2030 •(n)	25,000	25,357
4.772% (SOFRRATE + 0.860%) due 10/22/2028 ~(n)	11,100	11,159
4.842% (SOFRRATE + 0.930%) due 07/22/2028 ~	15,500	15,604
4.851% due 07/25/2028 •(n)	7,660	7,761
4.915% due 01/24/2029 •(n)	5,800	5,909
4.979% due 07/22/2028 •(n)	18,400	18,685

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

5.012% due 01/23/2030 •		39,700	40,710
5.108% (SOFRRATE + 1.200%) due 01/23/2028 ~		39,600	39,897
5.299% due 07/24/2029 •		25,600	26,390
6.070% due 10/22/2027 •		20,464	20,791
6.087% due 10/23/2029 •(n)		5,000	5,268
JPMorgan Chase Bank NA 4.740% (SOFRRATE + 1.000%) due 12/08/2026 ~		17,200	17,340
Kilroy Realty LP
2.500% due 11/15/2032		10,600	8,858
2.650% due 11/15/2033		4,800	3,940
3.050% due 02/15/2030		6,700	6,239
4.250% due 08/15/2029 (n)		5,549	5,444
4.750% due 12/15/2028		3,300	3,318
6.250% due 01/15/2036		6,300	6,516
Kimco Realty OP LLC 1.900% due 03/01/2028		3,524	3,387
Kizuna RE III Pte. Ltd. 6.292% (T-BILL 3MO + 2.750%) due 04/09/2029 ~		2,434	2,492
KKR Group Finance Co. VI LLC 3.750% due 07/01/2029		300	294
Kona Spc Ltd. 5.718% due 09/15/2026 «•	EUR	15,200	17,928
Kookmin Bank 4.500% due 02/01/2029 (k)		$2,500	2,508
Lazard Group LLC 4.500% due 09/19/2028		7,000	7,050
Lima Metro Line 2 Finance Ltd. 5.875% due 07/05/2034		8,958	9,327
Lloyds Bank PLC 0.000% due 04/02/2032 þ		41,200	30,926
Lloyds Banking Group PLC
4.375% due 03/22/2028		2,300	2,315
4.425% due 11/04/2031 •		11,600	11,567
4.849% (SOFRINDX + 1.060%) due 11/26/2028 ~		25,400	25,530
5.087% due 11/26/2028 •		1,750	1,784
5.462% due 01/05/2028 •		17,700	17,941
5.985% due 08/07/2027 •		1,100	1,112
Logicor Financing SARL
1.625% due 07/15/2027	EUR	7,200	8,341
3.250% due 11/13/2028		10,900	12,984
Longleaf Pine Re Ltd. 21.553% (GSMMUSTI + 17.932%) due 05/27/2031 ~		$2,600	2,859
Luca RE Ltd. 10.910% (JMMMUSTF + 7.250%) due 07/22/2031 ~		2,500	2,584
LXP Industrial Trust
2.375% due 10/01/2031		6,200	5,431
2.700% due 09/15/2030		900	827
Marsh & McLennan Cos., Inc. 4.650% due 03/15/2030		1,300	1,327
MassMutual Global Funding II 4.955% (SOFRRATE + 0.980%) due 07/10/2026 ~		48,800	49,000
Metropolitan Life Global Funding I 3.450% due 12/18/2026		7,500	7,475
Mitsubishi UFJ Financial Group, Inc.
1.640% due 10/13/2027 •		6,200	6,087
5.197% due 01/16/2031 •		15,700	16,215
5.422% due 02/22/2029 •		18,800	19,347
Mizuho Financial Group, Inc.
1.979% due 09/08/2031 •		12,300	11,058
2.201% due 07/10/2031 •		29,200	26,609
5.382% due 07/10/2030 •		19,800	20,481
5.414% due 09/13/2028 •		24,400	24,995
MMIFS Re Ltd. 5.208% (CAONINDX + 2.900%) due 01/10/2033 ~	CAD	1,000	730
Morgan Stanley
3.772% due 01/24/2029 •		$2,276	2,264
3.790% due 03/21/2030 •	EUR	2,900	3,489
4.133% due 10/18/2029 •		$6,100	6,099
4.654% due 10/18/2030 •		25,700	26,017
5.042% due 07/19/2030 •		3,100	3,179
5.123% due 02/01/2029 •		7,400	7,555
5.173% due 01/16/2030 •		23,841	24,489
5.449% due 07/20/2029 •		3,400	3,509
5.652% due 04/13/2028 •		4,700	4,794
5.656% due 04/18/2030 •		800	834
6.407% due 11/01/2029 •		33,800	35,832
Morgan Stanley Bank NA
4.447% due 10/15/2027 •		7,600	7,631
4.637% (SOFRRATE + 0.865%) due 05/26/2028 ~		25,000	25,082
4.644% (SOFRRATE + 0.685%) due 10/15/2027 ~		10,100	10,123
4.872% (SOFRRATE + 0.900%) due 01/12/2029 ~		16,000	16,045
4.886% (SOFRRATE + 0.940%) due 07/14/2028 ~		49,500	49,765
5.026% (SOFRRATE + 1.080%) due 01/14/2028 ~		11,800	11,883
5.882% due 10/30/2026		24,000	24,366
Morgan Stanley Direct Lending Fund 4.500% due 02/11/2027		18,150	18,132

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

Morgan Stanley Private Bank NA
4.204% due 11/17/2028 •(n)		14,700	14,748
4.754% (SOFRRATE + 0.770%) due 07/06/2028 ~		2,350	2,355
Mutual of Omaha Cos Global Funding 5.800% due 07/27/2026		5,800	5,859
National Health Investors, Inc. 3.000% due 02/01/2031		6,990	6,357
Nationwide Building Society
3.960% due 07/18/2030 •		34,800	34,328
4.000% due 09/03/2027 •	GBP	2,300	3,103
5.264% due 11/10/2026		$5,500	5,570
6.557% due 10/18/2027 •		20,275	20,661
Nature Coast Re Ltd. 13.371% (GSMMUSTI + 9.750%) due 04/10/2033 ~		1,100	1,143
NatWest Group PLC
3.073% due 05/22/2028 •		25,900	25,580
4.892% due 05/18/2029 •		14,600	14,858
5.034% (SOFRRATE + 1.250%) due 03/01/2028 ~		18,300	18,425
5.583% due 03/01/2028 •		16,500	16,798
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		30,200	29,558
2.000% due 03/09/2026		23,900	23,804
2.450% due 09/15/2028		500	465
2.750% due 03/09/2028		8,550	8,130
Nomura Holdings, Inc.
2.172% due 07/14/2028		1,500	1,429
2.679% due 07/16/2030		9,500	8,794
5.035% (SOFRRATE + 1.250%) due 07/02/2027 ~		12,900	13,005
5.594% due 07/02/2027		11,300	11,551
5.842% due 01/18/2028		13,500	13,943
6.070% due 07/12/2028		12,000	12,520
6.181% due 01/18/2033		6,000	6,503
Old Republic International Corp. 3.875% due 08/26/2026		2,850	2,847
Omega Healthcare Investors, Inc.
3.375% due 02/01/2031		21,990	20,544
3.625% due 10/01/2029		14,300	13,865
OneMain Finance Corp. 6.625% due 01/15/2028		1,000	1,030
Ontario Teachers' Cadillac Fairview Properties Trust 4.125% due 02/01/2029		4,700	4,689
Orange Capital RE DAC 8.026% (EUR003M + 6.000%) due 01/17/2029 ~	EUR	300	367
Palm RE Ltd. 11.380% (BNMMDTSC + 7.750%) due 06/07/2032 ~		$700	732
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (g)		45,794	35,362
Panther Escrow Issuer LLC 7.125% due 06/01/2031 (n)		19,900	20,634
Piedmont Operating Partnership LP
3.150% due 08/15/2030		19,300	17,733
6.875% due 07/15/2029		4,800	5,101
Pinnacol Assurance 8.625% due 06/25/2034 «(l)		15,000	16,213
Polestar Re Ltd.
10.542% (T-BILL 3MO + 7.000%) due 01/08/2029 ~		300	300
12.542% (T-BILL 3MO + 9.000%) due 01/08/2029 ~		300	300
14.042% (T-BILL 3MO + 10.500%) due 01/08/2029 ~		250	250
14.110% (BRMMUSDF + 10.590%) due 01/07/2028 ~		2,200	2,315
16.860% (BRMMUSDF + 13.250%) due 01/07/2027 ~		9,100	9,495
Primerica, Inc. 2.800% due 11/19/2031		3,000	2,729
Principal Life Global Funding II 1.250% due 08/16/2026		4,000	3,935
Prologis LP 4.200% due 02/15/2033	CAD	15,100	11,080
Purple Re Ltd. 12.786% (JMMMUSTF + 9.126%) due 06/06/2031 ~		$7,800	8,215
Quercus II Re DAC 13.026% (EUR003M + 11.000%) due 01/07/2031 «~	EUR	1,400	1,645
Quercus Re DAC 10.050% (EUR003M + 8.000%) due 01/06/2031 ~		300	361
Realty Income Corp.
2.200% due 06/15/2028		$550	528
3.950% due 08/15/2027		1,100	1,101
4.875% due 06/01/2026		6,600	6,617
Reinsurance Group of America, Inc. 3.150% due 06/15/2030		2,000	1,894
RNHB BV
0.000% due 01/28/2027 «	EUR	1,989	2,353
0.000% due 10/28/2027 «		1,876	2,213
0.000% due 04/28/2028 «		992	1,222
0.000% due 10/28/2028 «		2,125	2,512
6.760% due 03/01/2027 «		1,091	1,280
Royal Bank of Scotland International Ltd. 4.660% due 12/16/2028 «(l)		$40,000	39,965

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

Sammons Financial Group Global Funding
4.615% due 09/02/2027 •		20,600	20,690
5.100% due 12/10/2029		5,100	5,231
Sanders Re III Ltd. 15.930% (BRMMUSDF + 12.320%) due 04/09/2029 ~		17,400	10,266
Santander Holdings USA, Inc.
3.244% due 10/05/2026		800	795
5.335% (SOFRRATE + 1.610%) due 03/20/2029 ~		20,400	20,606
5.353% due 09/06/2030 •		15,600	15,962
5.473% due 03/20/2029 •		5,400	5,519
Santander U.K. Group Holdings PLC 6.534% due 01/10/2029 •(n)		25,600	26,755
SBA Tower Trust
1.884% due 07/15/2050		24,900	24,873
2.328% due 07/15/2052		12,200	11,728
SBL Holdings, Inc. 7.200% due 10/30/2034		3,600	3,488
Scentre Group Trust 1/Scentre Group Trust 2 3.625% due 01/28/2026		7,100	7,097
Sixth Street Lending Partners
6.125% due 07/15/2030 (n)		4,100	4,210
6.500% due 03/11/2029		1,500	1,556
Societe Generale SA
1.792% due 06/09/2027 •		11,900	11,775
6.446% due 01/10/2029 •		25,400	26,426
6.447% due 01/12/2027 •		31,000	31,017
6.691% due 01/10/2034 •		32,100	34,971
Standard Chartered Bank 4.853% due 12/03/2027		19,800	20,242
Standard Chartered PLC
1.456% due 01/14/2027 •(n)		11,600	11,591
6.170% due 01/09/2027 •		33,846	33,857
6.187% due 07/06/2027 •		1,500	1,515
6.301% due 01/09/2029 •		16,000	16,640
6.750% due 02/08/2028 •		400	411
Starwood Property Trust, Inc. 4.375% due 01/15/2027 (n)		2,000	1,989
State Street Bank & Trust Co. 4.782% due 11/23/2029 (n)		4,650	4,788
Stifel Financial Corp. 4.000% due 05/15/2030		27,600	27,055
Store Capital LLC
2.700% due 12/01/2031		600	531
2.750% due 11/18/2030		4,160	3,794
Sumitomo Mitsui Financial Group, Inc.
1.902% due 09/17/2028		22,107	20,886
2.472% due 01/14/2029		18,800	17,951
5.240% due 04/15/2030		44,100	45,792
5.520% due 01/13/2028		19,000	19,577
5.880% due 07/13/2026		2,300	2,323
Sumitomo Mitsui Trust Bank Ltd. 4.350% due 09/11/2030		12,800	12,869
Sun Communities Operating LP
2.300% due 11/01/2028		4,900	4,665
2.700% due 07/15/2031		1,800	1,637
4.200% due 04/15/2032		6,300	6,118
Synchrony Bank 5.625% due 08/23/2027		12,500	12,757
Synchrony Financial 5.150% due 03/19/2029 (n)		5,450	5,525
Toronto-Dominion Bank
2.800% due 03/10/2027		6,900	6,815
5.156% due 01/10/2028		9,100	9,310
Torrey Pines Re Ltd.
9.696% (JMMMUSTF + 6.036%) due 06/07/2032 ~		2,200	2,304
10.766% (JMMMUSTF + 7.106%) due 06/07/2032 ~		1,300	1,357
12.988% (BRMMUSDF + 9.378%) due 06/05/2031 ~		700	713
Toyota Motor Credit Corp. 4.050% due 09/05/2028		2,000	2,010
UBS AG
0.250% due 01/05/2026	EUR	2,100	2,468
5.650% due 09/11/2028		$600	626
UBS Group AG
0.650% due 01/14/2028 •	EUR	2,000	2,307
0.650% due 09/10/2029		1,200	1,298
1.000% due 06/24/2027 •		1,500	1,752
1.305% due 02/02/2027 •		$27,600	27,523
2.125% due 11/15/2029 •	GBP	800	1,013
2.250% due 06/09/2028 •		1,100	1,442
2.875% due 04/02/2032 •	EUR	2,200	2,525
3.091% due 05/14/2032 •		$3,300	3,065
3.869% due 01/12/2029 •		43,400	43,172
4.125% due 04/15/2026		28,200	28,214
4.194% due 04/01/2031 •		2,550	2,527
4.253% due 03/23/2028		4,200	4,201
4.282% due 01/09/2028		500	501

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

4.375% due 02/10/2031 •(i)(k)		2,000	1,842
4.550% due 04/17/2026		5,300	5,309
4.751% due 05/12/2028 •		2,800	2,823
5.711% due 01/12/2027 •		42,000	42,016
5.959% due 01/12/2034 •		19,000	20,254
6.246% due 09/22/2029 •		18,900	19,900
6.327% due 12/22/2027 •		42,600	43,498
7.000% due 09/30/2027 •	GBP	900	1,238
Ursa Re II Ltd.
8.542% (T-BILL 3MO + 5.000%) due 12/07/2029 ~		$300	300
11.292% (T-BILL 3MO + 7.750%) due 06/07/2028 ~		2,000	2,000
Ursa Re Ltd.
9.130% (BNMMDTSC + 5.500%) due 12/07/2026 ~		16,800	17,285
12.910% (JMMMUSTF + 9.250%) due 12/07/2028 ~		25,000	25,997
Ventas Realty LP
3.000% due 01/15/2030		23,000	21,926
4.125% due 01/15/2026		3,000	3,000
VICI Properties LP
4.750% due 02/15/2028		18,250	18,435
4.750% due 04/01/2028 (n)		8,500	8,592
5.750% due 04/01/2034		2,600	2,685
Wells Fargo & Co.
1.741% due 05/04/2030 •	EUR	4,700	5,307
2.393% due 06/02/2028 •		$20,160	19,704
3.000% due 10/23/2026		4,263	4,233
3.526% due 03/24/2028 •		34,900	34,680
3.584% due 05/22/2028 •		860	855
4.078% due 09/15/2029 •		11,100	11,092
4.150% due 01/24/2029		2,450	2,456
4.808% due 07/25/2028 •		14,267	14,428
5.150% due 04/23/2031 •(n)		18,800	19,410
5.198% due 01/23/2030 •		22,400	23,073
5.574% due 07/25/2029 •		48,317	50,073
5.707% due 04/22/2028 •		18,900	19,295
6.303% due 10/23/2029 •		20,600	21,772
Welltower OP LLC 4.250% due 04/01/2026		800	800
Windmill III Re DAC 7.236% (EUR003M + 5.210%) due 07/05/2028 ~	EUR	250	302
Winston RE Ltd.
10.130% (BNMMDTSC + 6.500%) due 02/21/2028 ~		$300	310
13.840% (BNMMDTSC + 10.210%) due 02/26/2031 ~		670	712
WP Carey, Inc. 4.250% due 10/01/2026		1,700	1,702
Yellow Tulip Assetco BV 0.000% due 07/30/2036 «	EUR	4,250	4,993
Yellow Tulip Bidco BV 0.000% due 07/30/2036 «		4,377	1,957

			5,562,920

INDUSTRIALS 7.0%
7-Eleven, Inc.
1.300% due 02/10/2028		$4,600	4,345
1.800% due 02/10/2031		6,100	5,348
Adani Transmission Step-One Ltd. 4.000% due 08/03/2026		12,328	12,241
Adnoc Murban Rsc Ltd. 4.250% due 09/11/2029		13,000	13,092
Air Canada Pass-Through Trust
3.300% due 07/15/2031		1,081	1,035
3.600% due 09/15/2028		2,735	2,706
5.250% due 10/01/2030		6,790	6,950
Aker BP ASA 4.000% due 01/15/2031		1,100	1,063
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		11,442	11,516
Amdocs Ltd. 2.538% due 06/15/2030		2,100	1,930
American Airlines Pass-Through Trust
2.875% due 01/11/2036		1,175	1,076
3.000% due 04/15/2030		11,990	11,603
3.150% due 08/15/2033 (n)		19,598	18,566
3.200% due 12/15/2029		9,904	9,694
3.250% due 04/15/2030		5,101	4,899
3.350% due 04/15/2031		9,300	9,038
3.375% due 11/01/2028		6,689	6,607
3.500% due 08/15/2033		3,683	3,408
3.575% due 07/15/2029		5,262	5,211
3.600% due 03/22/2029		4,949	4,905
3.650% due 12/15/2029		3,085	2,996
3.650% due 08/15/2030		4,330	4,258
3.700% due 04/01/2028		2,986	2,975
4.900% due 11/11/2039		18,300	18,221
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.750% due 04/20/2029 (n)		8,000	8,152

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

Amgen, Inc.
1.650% due 08/15/2028	2,850	2,689
5.150% due 03/02/2028	31,160	31,895
Amrize Finance U.S. LLC 4.700% due 04/07/2028	22,000	22,274
AppLovin Corp. 5.125% due 12/01/2029 (n)	7,500	7,696
Bayer U.S. Finance II LLC 4.375% due 12/15/2028	29,900	29,938
Bayer U.S. Finance LLC
6.125% due 11/21/2026	36,300	36,832
6.250% due 01/21/2029	43,100	45,358
6.375% due 11/21/2030	36,300	38,824
6.500% due 11/21/2033	7,800	8,447
Beignet Investor LLC 6.581% due 05/30/2049	501,594	530,390
Berry Global, Inc. 1.570% due 01/15/2026	8,809	8,800
Beth Israel Lahey Health, Inc.
2.220% due 07/01/2028	2,900	2,743
3.080% due 07/01/2051 (n)	7,000	4,609
BMW U.S. Capital LLC
4.505% (SOFRINDX + 0.780%) due 03/19/2027 ~	12,600	12,652
4.645% (SOFRINDX + 0.920%) due 03/21/2028 ~	33,500	33,669
4.650% due 03/19/2027	5,400	5,447
Boeing Co.
2.196% due 02/04/2026	75,579	75,438
2.700% due 02/01/2027	8,125	8,010
2.750% due 02/01/2026	63,290	63,218
3.250% due 02/01/2028	6,700	6,591
5.040% due 05/01/2027	7,968	8,053
5.150% due 05/01/2030	30,741	31,597
6.298% due 05/01/2029	4,500	4,778
6.388% due 05/01/2031	8,100	8,794
British Airways Pass-Through Trust
2.900% due 09/15/2036	639	585
3.300% due 06/15/2034	4,389	4,153
3.350% due 12/15/2030	3,076	2,994
3.800% due 03/20/2033	1,114	1,094
Broadcom, Inc.
3.137% due 11/15/2035	73,238	63,098
3.419% due 04/15/2033	15,254	14,125
4.300% due 11/15/2032	8,000	7,896
5.050% due 07/12/2027	2,600	2,648
Centene Corp.
2.450% due 07/15/2028	26,571	24,900
3.000% due 10/15/2030	9,977	8,934
3.375% due 02/15/2030	4,800	4,425
4.250% due 12/15/2027	11,256	11,197
4.625% due 12/15/2029	22,043	21,396
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500% due 06/01/2041	7,900	5,626
3.700% due 04/01/2051 (n)	2,200	1,390
3.850% due 04/01/2061 (n)	2,040	1,217
4.400% due 04/01/2033 (n)	1,850	1,743
6.100% due 06/01/2029	6,000	6,265
6.484% due 10/23/2045 (n)	1,500	1,412
Choice Hotels International, Inc. 3.700% due 12/01/2029	5,090	4,954
CLN Magnetto Group 7.800% due 10/25/2031 «	43,000	43,236
CommonSpirit Health 4.352% due 09/01/2030	18,350	18,279
Conagra Brands, Inc. 1.375% due 11/01/2027	12,490	11,883
Continental Resources, Inc. 4.375% due 01/15/2028 (n)	2,389	2,386
Cornell University 4.169% due 06/15/2030	10,000	10,051
CRH America Finance, Inc. 3.400% due 05/09/2027	1,600	1,588
CVS Pass-Through Trust 8.353% due 07/10/2031	119	130
Dell International LLC/EMC Corp. 6.020% due 06/15/2026	1,286	1,292
Delta Air Lines Pass-Through Trust 2.000% due 12/10/2029	1,544	1,476
DISH DBS Corp. 5.250% due 12/01/2026	3,400	3,300
Emory University 2.143% due 09/01/2030	7,300	6,687
Enbridge, Inc.
1.600% due 10/04/2026	400	393
3.125% due 11/15/2029	2,000	1,916
5.250% due 04/05/2027	1,100	1,116
6.000% due 11/15/2028	21,100	22,181

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

Energy Transfer LP
4.950% due 05/15/2028		1,091	1,110
4.950% due 06/15/2028		1,100	1,118
5.550% due 05/15/2034		5,250	5,403
6.050% due 12/01/2026		2,400	2,439
6.100% due 12/01/2028		1,500	1,576
Enterprise Products Operating LLC 4.600% due 01/15/2031		800	810
EQT Corp. 6.500% due 07/01/2027		5,000	5,099
Expedia Group, Inc. 4.625% due 08/01/2027		1,000	1,008
Ferguson Finance PLC 3.250% due 06/02/2030		4,400	4,206
Fidelity National Information Services, Inc. 1.150% due 03/01/2026		4,000	3,981
FirstEnergy Pennsylvania Electric Co.
3.250% due 03/15/2028		600	588
4.300% due 01/15/2029		1,760	1,762
Fiserv, Inc.
2.650% due 06/01/2030		37,580	34,668
5.150% due 03/15/2027		21,500	21,735
Flex Ltd. 4.875% due 05/12/2030		17,200	17,475
Ford Motor Co. 3.250% due 02/12/2032 (n)		11,800	10,403
GE Capital Funding LLC 4.550% due 05/15/2032		8,000	8,085
Glencore Funding LLC 3.875% due 10/27/2027		1,417	1,413
Global Payments, Inc.
1.200% due 03/01/2026		9,000	8,959
2.900% due 05/15/2030		3,892	3,614
3.200% due 08/15/2029		1,000	954
4.500% due 11/15/2028		4,600	4,609
4.875% due 11/15/2030		14,600	14,620
5.200% due 11/15/2032		11,700	11,714
Gray Oak Pipeline LLC 3.450% due 10/15/2027		23,200	22,949
Greensaif Pipelines Bidco SARL 6.510% due 02/23/2042		800	875
HCA, Inc.
4.125% due 06/15/2029 (n)		4,500	4,486
5.200% due 06/01/2028 (n)		13,020	13,343
5.375% due 09/01/2026		26,700	26,759
5.875% due 02/01/2029 (n)		5,700	5,942
Huntington Ingalls Industries, Inc. 2.043% due 08/16/2028		10,000	9,474
Hyatt Hotels Corp. 5.250% due 06/30/2029		7,600	7,825
Hyundai Capital America
1.650% due 09/17/2026		73,100	71,925
2.100% due 09/15/2028		33,000	31,225
4.718% (SOFRRATE + 0.990%) due 03/25/2027 ~		30,000	30,129
4.850% due 03/25/2027 (n)		22,000	22,206
5.250% due 01/08/2027		16,400	16,593
5.300% due 01/08/2029		6,500	6,672
5.500% due 03/30/2026		17,500	17,558
5.950% due 09/21/2026		11,800	11,956
6.500% due 01/16/2029		8,400	8,902
Icon Investments Six DAC 5.809% due 05/08/2027		1,400	1,429
Imperial Brands Finance PLC
3.500% due 07/26/2026		8,500	8,465
3.875% due 07/26/2029		30,650	30,093
INEOS Finance PLC 5.625% due 08/15/2030 (n)	EUR	10,000	9,989
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050		$6,300	4,581
JetBlue Pass-Through Trust
2.750% due 11/15/2033		7,170	6,449
2.950% due 11/15/2029		432	402
4.000% due 05/15/2034		4,407	4,205
JSW Hydro Energy Ltd. 4.125% due 05/18/2031		6,394	5,955
Kraton Corp. 5.000% due 07/15/2027		1,200	1,219
Las Vegas Sands Corp.
5.900% due 06/01/2027		31,300	31,940
6.000% due 08/15/2029		11,300	11,809
Leidos, Inc. 2.300% due 02/15/2031		13,600	12,253
Liberty Utilities Finance GP 1 2.050% due 09/15/2030 (n)		14,600	13,252
LifePoint Health, Inc. 11.000% due 10/15/2030 (n)		9,200	10,101

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

Marriott International, Inc. 5.450% due 09/15/2026		6,500	6,560
Mars, Inc.
4.450% due 03/01/2027		5,100	5,138
4.600% due 03/01/2028		16,900	17,135
5.000% due 03/01/2032 (n)		5,500	5,671
Mather Foundation 2.675% due 10/01/2031		1,050	946
Mercedes-Benz Finance North America LLC 4.750% due 03/31/2028		3,200	3,252
Mitsubishi Corp. 4.000% due 09/09/2028		2,400	2,405
Motorola Solutions, Inc. 2.300% due 11/15/2030		11,770	10,702
MPLX LP 4.000% due 03/15/2028		256	256
National Football League 5.480% due 10/05/2028 «(l)		27,600	28,234
National Fuel Gas Co. 2.950% due 03/01/2031		10,900	9,962
NetApp, Inc. 2.700% due 06/22/2030		31,100	28,985
Nissan Motor Co. Ltd.
3.201% due 09/17/2028	EUR	3,100	3,589
4.345% due 09/17/2027		$133,700	131,985
4.810% due 09/17/2030		41,900	39,529
NTT Finance Corp.
3.678% due 07/16/2033	EUR	5,100	6,031
4.091% due 07/16/2037		4,500	5,357
4.567% due 07/16/2027		$3,600	3,633
4.620% due 07/16/2028		3,200	3,243
4.876% due 07/16/2030		4,800	4,889
5.059% (SOFRRATE + 1.080%) due 07/16/2028 ~		1,900	1,920
5.289% (SOFRRATE + 1.310%) due 07/16/2030 ~		7,100	7,212
NXP BV/NXP Funding LLC 5.350% due 03/01/2026		13,800	13,801
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.150% due 05/01/2027		4,100	4,055
3.875% due 06/18/2026		37,682	37,649
Occidental Petroleum Corp. 5.200% due 08/01/2029 (n)		3,250	3,333
Oracle Corp.
2.300% due 03/25/2028		1,892	1,805
2.800% due 04/01/2027		300	294
4.450% due 09/26/2030		4,000	3,914
4.800% due 08/03/2028		300	302
5.875% due 09/26/2045		5,700	5,151
5.950% due 09/26/2055		11,000	9,753
6.150% due 11/09/2029		1,200	1,253
PeaceHealth Obligated Group
3.218% due 11/15/2050		8,900	5,779
4.335% due 11/15/2028		3,400	3,417
Penske Truck Leasing Co. LP/PTL Finance Corp. 5.350% due 03/30/2029		3,600	3,709
Petroleos Mexicanos 10.000% due 02/07/2033		13,700	15,884
President & Fellows of Harvard College 2.517% due 10/15/2050		550	337
Quest Diagnostics, Inc. 4.600% due 12/15/2027		1,700	1,722
Renesas Electronics Corp. 2.170% due 11/25/2026		3,801	3,733
Rolls-Royce PLC 5.750% due 10/15/2027		5,548	5,692
S&P Global, Inc. 2.700% due 03/01/2029		1,900	1,827
Sabine Pass Liquefaction LLC 4.500% due 05/15/2030 (n)		29,100	29,229
Sands China Ltd. 3.800% due 01/08/2026		600	600
Santos Finance Ltd. 6.875% due 09/19/2033 (n)		18,100	19,837
Skyworks Solutions, Inc. 1.800% due 06/01/2026		380	376
Smurfit Westrock Financing DAC 5.185% due 01/15/2036 (n)		4,900	4,938
Snam SpA 5.000% due 05/28/2030		14,200	14,491
Southern Co. 1.750% due 03/15/2028		7,190	6,851
Spirit AeroSystems, Inc. 4.600% due 06/15/2028		6,800	6,813
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029		3,570	3,428
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.152% due 09/20/2029		22,275	22,475

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

T-Mobile USA, Inc.
1.500% due 02/15/2026		21,400	21,331
2.050% due 02/15/2028		1,000	960
3.875% due 04/15/2030		17,657	17,367
4.200% due 10/01/2029		7,300	7,314
Teledyne Technologies, Inc. 2.250% due 04/01/2028		1,500	1,443
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		4,635	4,375
7.000% due 10/15/2028		3,900	4,192
Thames Water Super Senior Issuer PLC 9.750% due 10/10/2027	GBP	3,758	5,839
United Airlines Pass-Through Trust
2.700% due 11/01/2033		$7,387	6,796
2.900% due 11/01/2029		1,233	1,182
3.100% due 01/07/2030		3,617	3,528
3.450% due 06/01/2029		3,362	3,316
3.450% due 01/07/2030		1,437	1,402
3.500% due 09/01/2031		5,189	5,021
3.750% due 03/03/2028 (n)		891	890
4.000% due 10/11/2027		1,673	1,673
4.150% due 02/25/2033		8,946	8,803
5.450% due 08/15/2038		29,352	30,276
5.800% due 07/15/2037		44,316	46,451
5.875% due 04/15/2029		24,732	25,377
United Airlines, Inc. 4.375% due 04/15/2026		1,900	1,899
Venture Global Calcasieu Pass LLC 6.250% due 01/15/2030		13,000	13,170
Venture Global LNG, Inc.
7.000% due 01/15/2030		6,800	6,549
8.125% due 06/01/2028		10,000	10,134
9.875% due 02/01/2032		1,400	1,447
Venture Global Plaquemines LNG LLC
6.125% due 12/15/2030		14,700	14,978
6.500% due 06/15/2034		36,400	37,211
Virgin Media Secured Finance PLC
4.250% due 01/15/2030	GBP	8,900	11,054
5.250% due 05/15/2029		10,000	13,078
Vmed O2 U.K. Financing I PLC
5.625% due 04/15/2032	EUR	23,400	27,739
7.750% due 04/15/2032 (n)		$16,800	17,528
VMware LLC
1.800% due 08/15/2028		3,000	2,840
4.700% due 05/15/2030 (n)		9,100	9,248
Volkswagen Group of America Finance LLC
3.200% due 09/26/2026		3,700	3,675
4.350% due 06/08/2027		11,580	11,604
4.550% due 09/11/2028 (n)		23,000	23,137
4.750% due 11/13/2028		39,500	39,915
4.850% due 09/11/2030		13,600	13,736
4.950% due 03/25/2027		15,000	15,132
5.050% due 03/27/2028		22,300	22,652
5.350% due 03/27/2030		1,800	1,850
5.650% due 03/25/2032		12,200	12,684
5.700% due 09/12/2026 (n)		6,800	6,873
6.000% due 11/16/2026		25,950	26,379
6.200% due 11/16/2028		13,950	14,618
Warnermedia Holdings, Inc. 3.755% due 03/15/2027		222	221
Weir Group, Inc. 5.350% due 05/06/2030		18,500	19,017
Wessex Water Services Finance PLC 5.375% due 03/10/2028	GBP	3,507	4,795
Westinghouse Air Brake Technologies Corp. 4.700% due 09/15/2028		$6,100	6,178
Xylem, Inc. 3.250% due 11/01/2026		2,400	2,388

			3,293,200

UTILITIES 2.7%
Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharashtra 4.625% due 10/15/2039		6,734	5,736
AEP Texas, Inc. 3.950% due 06/01/2028		5,800	5,781
AES Corp.
2.450% due 01/15/2031 (n)		10,600	9,616
3.950% due 07/15/2030 (n)		18,167	17,757
Alabama Power Co. 4.300% due 03/15/2031		800	803
Alliant Energy Finance LLC 1.400% due 03/15/2026		8,400	8,345
AT&T, Inc. 4.700% due 08/15/2030		14,200	14,440

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

Boston Gas Co. 3.150% due 08/01/2027		2,900	2,862
Capital Power U.S. Holdings, Inc. 5.257% due 06/01/2028		6,100	6,224
CenterPoint Energy Houston Electric LLC 5.200% due 10/01/2028		6,600	6,822
Clearway Energy Operating LLC 3.750% due 02/15/2031		10,700	10,034
Columbia Pipelines Operating Co. LLC 5.927% due 08/15/2030		3,200	3,390
Edison International
5.450% due 06/15/2029 (n)		13,300	13,550
5.750% due 06/15/2027		4,700	4,786
EDP Finance BV 1.710% due 01/24/2028		38,300	36,490
Electricite de France SA
5.700% due 05/23/2028		5,000	5,168
6.375% due 01/13/2055 (n)		7,100	7,430
Enel Finance International NV
1.625% due 07/12/2026		17,400	17,184
2.125% due 07/12/2028		11,300	10,747
2.500% due 07/12/2031		800	720
4.625% due 06/15/2027		35,600	35,866
5.000% due 06/15/2032 (n)		12,900	13,138
5.125% due 06/26/2029 (n)		2,500	2,567
EPH Financing International AS 6.651% due 11/13/2028	EUR	16,400	20,820
Evergy Metro, Inc. 2.250% due 06/01/2030		$2,600	2,399
Eversource Energy 4.450% due 12/15/2030 (n)		9,100	9,054
Exelon Corp. 2.750% due 03/15/2027		770	759
Fells Point Funding Trust 3.046% due 01/31/2027		8,500	8,402
FirstEnergy Corp.
2.250% due 09/01/2030		7,000	6,342
3.900% due 07/15/2027		2,000	1,993
FORESEA Holding SA 7.500% due 06/15/2030		2,013	1,987
India Green Power Holdings 4.000% due 02/22/2027		4,766	4,652
IPALCO Enterprises, Inc. 4.250% due 05/01/2030		6,370	6,234
ITC Holdings Corp. 2.950% due 05/14/2030		20,900	19,752
Jersey Central Power & Light Co. 4.400% due 01/15/2031		8,600	8,573
Monongahela Power Co. 3.550% due 05/15/2027		4,400	4,376
National Rural Utilities Cooperative Finance Corp. 1.350% due 03/15/2031		290	251
New York State Electric & Gas Corp. 1.950% due 10/01/2030		18,300	16,042
NextEra Energy Capital Holdings, Inc.
2.250% due 06/01/2030		42,290	38,917
3.830% due 06/12/2030	CAD	1,700	1,249
Niagara Mohawk Power Corp. 4.278% due 12/15/2028		$17,600	17,640
NorthWestern Corp. 5.073% due 03/21/2030		3,200	3,285
ONEOK, Inc.
4.250% due 09/24/2027		45,425	45,600
4.400% due 10/15/2029		32,625	32,781
4.750% due 10/15/2031		20,250	20,366
5.650% due 11/01/2028		6,100	6,338
5.700% due 11/01/2054 (n)		11,400	10,632
6.050% due 09/01/2033		36,100	38,481
Pacific Gas & Electric Co.
2.100% due 08/01/2027		28,879	28,015
2.500% due 02/01/2031		39,700	35,779
2.950% due 03/01/2026		4,050	4,040
3.150% due 01/01/2026		35,240	35,240
3.250% due 06/01/2031		18,660	17,393
3.300% due 03/15/2027		9,400	9,304
3.300% due 12/01/2027		10,000	9,852
3.300% due 08/01/2040		10,719	8,142
3.500% due 08/01/2050		51,900	35,064
3.750% due 07/01/2028		12,700	12,548
3.950% due 12/01/2047		24,400	18,234
4.200% due 03/01/2029		26,800	26,642
4.400% due 03/01/2032		26,200	25,577
4.500% due 12/15/2041		10,400	8,678
4.550% due 07/01/2030		29,903	29,787
4.650% due 08/01/2028		6,100	6,146
5.000% due 06/04/2028 (n)		37,700	38,381

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

5.050% due 10/15/2032		26,700	26,860
6.100% due 01/15/2029 (n)		25,250	26,444
6.400% due 06/15/2033		15,500	16,745
PacifiCorp
3.300% due 03/15/2051		100	64
5.300% due 02/15/2031		11,300	11,640
Pinnacle West Capital Corp. 4.550% (SOFRRATE + 0.820%) due 06/10/2026 ~		46,200	46,284
Public Service Co. of Colorado 1.900% due 01/15/2031		1,900	1,694
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries 4.500% due 07/14/2028		11,600	11,145
Rio Oil Finance Trust
8.200% due 04/06/2028		1,045	1,083
9.750% due 01/06/2027		6,808	7,023
Rochester Gas & Electric Corp. 1.850% due 12/01/2030		600	531
SCE Recovery Funding LLC 4.453% due 03/15/2036		20,000	20,076
Southern California Edison Co.
2.500% due 06/01/2031		7,760	6,964
2.750% due 02/01/2032		18,550	16,541
3.650% due 06/01/2051		15,000	10,288
4.400% due 09/06/2026		3,600	3,607
4.875% due 02/01/2027		5,100	5,135
5.150% due 06/01/2029		9,300	9,507
5.250% due 03/15/2030		7,500	7,696
5.350% due 03/01/2026		18,600	18,635
5.650% due 10/01/2028		2,000	2,072
Southern California Gas Co. 2.950% due 04/15/2027		6,830	6,760
Southwestern Electric Power Co. 4.100% due 09/15/2028		257	257
SW Finance I PLC 1.625% due 03/30/2027	GBP	1,559	2,009
Toledo Edison Co. 2.650% due 05/01/2028		$18,667	17,772
Verizon Communications, Inc.
5.750% due 11/30/2045		10,300	10,232
5.875% due 11/30/2055		5,100	5,042
6.000% due 11/30/2065		11,000	10,868
Virginia Power Fuel Securitization LLC
4.877% due 05/01/2033		19,800	20,258
5.088% due 05/01/2029		5,916	5,957
WEC Energy Group, Inc. 1.800% due 10/15/2030		5,538	4,934

			1,249,326

Total Corporate Bonds & Notes (Cost $10,103,404)			10,105,446

MUNICIPAL BONDS & NOTES 0.6%
CALIFORNIA 0.1%
California Health Facilities Financing Authority Revenue Bonds, Series 2019 2.704% due 06/01/2030		5,100	4,853
California Health Facilities Financing Authority Revenue Notes, Series 2019
2.534% due 06/01/2028		5,100	4,965
2.584% due 06/01/2029		3,600	3,461
California State General Obligation Bonds, (BABs), Series 2009 7.500% due 04/01/2034		2	2
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.487% due 06/01/2036		7,235	6,150
3.714% due 06/01/2041		1,680	1,308
3.850% due 06/01/2050		9,890	9,044
4.214% due 06/01/2050		12,600	9,226
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010 6.507% due 08/01/2043		200	215
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112		6,770	5,628
University of California Revenue Notes, Series 2020 1.316% due 05/15/2027		5,700	5,518

			50,370

CONNECTICUT 0.0%
Naugatuck Borough, Connecticut General Obligation Bonds, (AGM/CR/NPFGC Insured), Series 2003 5.910% due 06/01/2033		165	178

FLORIDA 0.0%
State Board of Administration Finance Corp. Florida Revenue Notes, Series 2024 5.526% due 07/01/2034		5,100	5,366

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

GEORGIA 0.1%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.655% due 04/01/2057	48,220	52,608

LOUISIANA 0.0%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2022 4.275% due 02/01/2036	1,600	1,588
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2023 5.048% due 12/01/2034	3,300	3,416

		5,004

NEW YORK 0.2%
New York State Urban Development Corp. Revenue Bonds, Series 2020
2.027% due 03/15/2031	23,000	20,749
2.127% due 03/15/2032	23,000	20,343
2.227% due 03/15/2033	23,000	19,893
2.277% due 03/15/2034	19,000	16,222
New York State Urban Development Corp. Revenue Notes, Series 2020 1.827% due 03/15/2029	800	753

		77,960

RHODE ISLAND 0.0%
Rhode Island Convention Center Authority Revenue Bonds, (AGM Insured), Series 2006 6.060% due 05/15/2035	165	179

TEXAS 0.2%
Dallas Fort Worth International Airport, Texas Revenue Notes, Series 2020
1.946% due 11/01/2028	2,435	2,314
2.046% due 11/01/2029	1,400	1,308
2.096% due 11/01/2030	1,750	1,602
Texas Natural Gas Securitization Finance Corp. Revenue Bonds, Series 2023
5.102% due 04/01/2035	53,002	54,432
5.169% due 04/01/2041	34,500	35,219

		94,875

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
2.951% due 06/01/2031	1,630	1,495
3.401% due 06/01/2034	10,930	9,612
3.501% due 06/01/2035	9,935	8,616

		19,723

Total Municipal Bonds & Notes (Cost $324,691)		306,263

U.S. GOVERNMENT AGENCIES 42.4%
Federal Home Loan Mortgage Corp.
2.000% due 03/01/2026 - 03/01/2052	10,307	8,350
3.000% due 08/01/2026 - 08/01/2052	165,562	148,287
3.500% due 01/01/2026 - 09/01/2050	39,543	38,065
4.000% due 02/01/2026 - 02/01/2053	61,721	59,363
4.500% due 03/01/2028 - 07/01/2053	11,562	11,397
5.000% due 03/01/2036 - 08/01/2054	182,925	183,378
5.500% due 09/01/2027 - 07/01/2054	941,902	957,550
5.980% due 05/01/2037 •	22	23
5.991% due 01/01/2034 •	183	188
6.000% due 08/01/2026 - 04/01/2055	160,946	166,494
6.035% due 11/01/2035 •	150	154
6.090% due 09/01/2035 •	5	5
6.157% due 06/01/2033 •	21	22
6.216% due 09/01/2035 •	2	2
6.225% due 10/01/2035 •	1,111	1,154
6.320% due 02/01/2037 •	1	1
6.345% due 08/01/2035 •	24	25
6.347% due 03/01/2035 •	117	119
6.365% due 08/01/2035 •	493	510
6.370% due 11/01/2035 •	230	237
6.375% due 10/01/2035 •	10	10
6.395% due 10/01/2035 •	487	504
6.417% due 08/01/2035 •	2	2
6.420% due 02/01/2036 •	15	15
6.437% due 01/01/2037 •	9	10
6.438% due 02/01/2037 •	1	1
6.463% due 10/01/2035 •	408	421
6.464% due 04/01/2036 •	61	63
6.481% due 08/01/2035 - 05/01/2037 •	2	1
6.485% due 09/01/2035 •	226	233
6.494% due 11/01/2028 •	18	18
6.500% due 03/01/2026 - 04/01/2055	31,028	32,273
6.500% due 08/01/2035 •	2	2

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

6.505% due 06/01/2035 •	1,439	1,496
6.515% due 03/01/2036 •	4	4
6.520% due 05/01/2035 •	376	386
6.521% due 09/01/2035 •	5	5
6.536% due 07/01/2030 •	41	42
6.643% due 07/01/2032 •	1	1
6.647% due 11/01/2034 •	10	10
6.671% due 03/01/2035 •	3	3
6.699% due 07/01/2035 •	193	199
6.700% due 04/01/2036 •	2	2
6.743% due 05/01/2037 •	6	6
6.797% due 07/01/2035 •	222	229
6.870% due 05/01/2036 •	12	13
6.891% due 06/01/2037 •	1	1
7.000% due 06/01/2026 - 03/01/2038	24	25
7.500% due 02/01/2027 - 10/01/2036	26	24
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.875% due 04/25/2026	5,410	5,384
2.939% due 04/25/2029	2,600	2,516
4.559% due 08/25/2027 •	13,512	13,512
Federal Home Loan Mortgage Corp. Reference REMICS 6.000% due 04/15/2036	1,396	1,470
Federal Home Loan Mortgage Corp. REMICS
0.905% due 02/15/2041 •	9	6
1.756% due 11/15/2038 ~(a)	5,427	521
1.843% due 06/15/2039 ~(a)	2,068	181
1.902% due 06/15/2042 •(a)	4,148	445
1.921% due 10/15/2041 ~(a)	1,103	64
1.987% due 05/15/2038 ~(a)	390	35
2.152% due 02/15/2038 •(a)	68	5
2.202% due 05/15/2039 •(a)	101	10
2.352% due 03/15/2037 •(a)	86	8
2.402% due 08/15/2036 •(a)	45	5
2.412% due 12/15/2041 •(a)	4,247	633
2.482% due 09/15/2036 •(a)	62	7
2.552% due 11/15/2036 •(a)	2,172	196
3.000% due 08/15/2027 (a)	458	7
3.500% due 01/15/2042 - 08/15/2042	17,000	16,185
4.000% due 10/15/2033 - 02/15/2042	16,260	15,941
4.288% due 10/15/2043 •	21,034	20,616
4.348% due 07/15/2034 - 05/15/2037 •	407	401
4.398% due 08/15/2035 - 02/15/2037 •	66	66
4.418% due 07/15/2034 •	61	61
4.438% due 02/15/2037 •	6	6
4.448% due 12/15/2029 - 11/15/2043 •	1,609	1,592
4.498% due 06/15/2031 - 05/15/2041 •	563	558
4.500% due 08/15/2033 - 05/15/2039	279	278
4.508% due 05/15/2036 •	158	157
4.548% due 11/15/2030 - 12/15/2031 •	1	0
4.598% due 06/15/2030 - 12/15/2032 •	10	11
4.618% due 01/15/2041 •	373	371
4.648% due 02/15/2032 - 01/15/2042 •	96	97
4.673% due 08/15/2040 - 10/15/2040 •	11,769	11,576
4.678% due 05/15/2032 - 07/15/2037 •	818	816
4.688% due 10/15/2037 •	209	209
4.698% due 12/15/2032 - 11/15/2037 •	696	696
4.728% due 10/15/2037 •	274	274
4.763% due 11/15/2042 •	2,870	2,845
4.768% due 08/15/2037 •	1,032	1,033
4.774% due 10/25/2055 •	2,501	2,512
4.808% due 10/15/2037 •	409	410
4.814% due 11/25/2054 •	16,708	16,779
4.818% due 05/15/2037 •	304	305
4.828% due 05/15/2040 •	7	7
4.848% due 08/15/2036 •	7	7
4.874% due 08/25/2055 •	12,283	12,362
4.948% due 11/15/2039 •	6	6
4.974% due 10/25/2055 •	4,179	4,196
5.000% due 08/15/2034 - 07/15/2036	1,352	1,387
5.000% due 03/15/2043 •	298	284
5.008% due 07/15/2037 •	87	88
5.074% due 02/25/2055 •	23,645	23,734
5.109% due 03/15/2050 •	4,657	4,676
5.174% due 09/25/2054 •	957	963
5.317% due 05/15/2033 •	49	55
5.500% due 05/15/2033 - 05/15/2036	989	1,025
5.950% due 06/15/2028	873	882
6.000% due 07/15/2026 - 10/15/2036	1,469	1,524
6.250% due 12/15/2028	20	20
6.500% due 06/15/2027 - 05/15/2035	3,551	3,649
7.000% due 08/15/2029 - 08/15/2031	248	257
7.500% due 03/17/2027 - 08/15/2030	204	213
14.050% due 08/15/2037 •	180	249
Federal Home Loan Mortgage Corp. STRIPS
1.902% due 08/15/2042 •(a)	8,489	871
2.000% due 06/15/2052 (a)	301,970	41,008

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

2.963% due 09/15/2043 - 12/15/2043 •	5,995	6,097
4.448% due 07/15/2036 •	120	119
4.648% due 03/15/2044 •	1,247	1,243
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.106% due 08/25/2031 •	41	41
4.576% due 08/15/2032 ~	26	25
4.621% due 01/25/2036 ~	1,019	994
4.989% due 05/25/2043 •	2,255	2,263
5.229% due 02/25/2045 •	3,375	3,293
5.429% due 07/25/2044 •	525	511
6.500% due 01/25/2028 - 10/25/2043	5,087	5,220
7.000% due 10/25/2043	3,261	3,432
Federal National Mortgage Association
2.000% due 03/01/2052	9,512	7,699
2.500% due 02/01/2040 - 03/01/2040	4,497	4,111
3.000% due 01/01/2026 - 09/01/2057	524,200	468,085
3.500% due 01/01/2026 - 08/01/2049	37,951	37,267
4.000% due 06/01/2026 - 01/01/2059	260,527	251,410
4.045% due 12/01/2029	8,530	8,540
4.239% due 03/01/2033 •	6	5
4.300% due 11/01/2029	11,735	11,887
4.500% due 04/01/2026 - 08/01/2053	51,153	50,324
4.855% due 12/01/2036 •	6	6
5.000% due 01/01/2026 - 03/01/2054	233,852	234,685
5.276% due 06/01/2043 •	599	606
5.277% due 07/01/2042 - 12/01/2044 •	2,795	2,822
5.327% due 09/01/2041 •	1,108	1,116
5.365% due 11/01/2037 •	3	3
5.395% due 11/01/2031 •	21	21
5.477% due 10/01/2030 - 10/01/2040 •	234	236
5.500% due 10/01/2029 - 08/01/2054	1,036,469	1,054,826
5.591% due 09/01/2034 •	6	6
5.710% due 12/01/2034 •	7	7
5.711% due 11/01/2034 •	43	44
5.756% due 12/01/2034 •	7	7
5.766% due 11/01/2035 •	456	470
5.802% due 11/01/2035 •	265	270
5.829% due 05/01/2030 •	1	1
5.835% due 10/01/2034 •	66	67
5.915% due 11/01/2034 •	59	60
5.927% due 11/01/2035 •	28	28
5.931% due 01/01/2036 •	28	28
6.000% due 09/01/2028 - 05/01/2054	74,422	77,425
6.003% due 12/01/2035 •	6	6
6.030% due 02/01/2035 •	245	249
6.035% due 06/01/2035 •	53	55
6.040% due 10/01/2035 •	36	37
6.048% due 03/01/2035 •	4	4
6.051% due 09/01/2035 •	277	282
6.065% due 08/01/2026 •	1	1
6.068% due 04/01/2036 •	7	7
6.072% due 11/01/2034 •	2	2
6.096% due 09/01/2035 •	9	9
6.107% due 12/01/2034 •	4	4
6.112% due 11/01/2032 •	1	1
6.129% due 01/01/2035 •	419	428
6.133% due 12/01/2030 •	1	1
6.135% due 08/01/2033 •	1	1
6.140% due 04/01/2027 - 09/01/2029 •	1	1
6.149% due 12/01/2033 •	103	105
6.155% due 11/01/2035 •	40	41
6.163% due 09/01/2035 - 10/01/2035 •	253	259
6.175% due 09/01/2034 •	28	29
6.178% due 03/01/2034 •	1	1
6.185% due 08/01/2032 - 11/01/2035 •	256	263
6.199% due 03/01/2034 •	147	151
6.200% due 08/01/2035 •	65	67
6.210% due 10/01/2034 - 06/01/2035 •	687	709
6.231% due 01/01/2035 •	279	285
6.249% due 02/01/2035 •	49	50
6.252% due 05/01/2036 •	55	57
6.260% due 06/01/2035 •	48	50
6.263% due 12/01/2034 •	125	128
6.265% due 08/01/2027 •	7	7
6.275% due 09/01/2035 •	2	2
6.277% due 09/01/2033 •	2	2
6.287% due 11/01/2035 •	79	81
6.288% due 08/01/2035 •	21	21
6.302% due 02/01/2035 •	7	7
6.305% due 07/01/2035 •	1	2
6.315% due 05/01/2035 •	3	3
6.320% due 02/01/2027 •	2	2
6.325% due 10/01/2027 - 01/01/2035 •	615	633
6.340% due 01/01/2036 •	1	1
6.343% due 09/01/2034 •	529	544
6.345% due 09/01/2035 •	175	180

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

6.346% due 11/01/2034 - 06/01/2035 •	179	187
6.349% due 11/01/2034 •	83	85
6.352% due 09/01/2033 - 05/01/2034 •	27	28
6.375% due 01/01/2035 - 09/01/2036 •	84	86
6.381% due 08/01/2035 •	290	298
6.383% due 09/01/2035 •	38	39
6.398% due 08/01/2035 •	109	112
6.405% due 06/01/2035 •	3	3
6.408% due 04/01/2033 •	3	3
6.410% due 10/01/2034 •	58	59
6.413% due 06/01/2033 •	4	4
6.415% due 09/01/2037 •	4	4
6.417% due 02/01/2035 •	106	109
6.419% due 07/01/2034 •	1	1
6.420% due 12/01/2034 •	1	2
6.425% due 03/01/2035 - 01/01/2036 •	40	41
6.460% due 05/01/2035 •	4	5
6.468% due 01/01/2036 •	4	4
6.472% due 08/01/2035 •	31	33
6.478% due 12/01/2035 •	57	58
6.479% due 04/01/2027 •	2	2
6.487% due 09/01/2035 •	22	22
6.497% due 05/01/2038 •	1,920	2,004
6.500% due 05/01/2027 - 03/01/2055	31,156	32,413
6.501% due 12/01/2033 •	39	40
6.504% due 03/01/2034 - 05/01/2035 •	590	607
6.505% due 04/01/2035 •	4	4
6.510% due 09/01/2035 •	86	89
6.515% due 09/01/2035 •	108	111
6.520% due 10/01/2035 •	34	35
6.526% due 05/01/2033 •	2	2
6.529% due 07/01/2035 •	28	29
6.532% due 11/01/2035 •	71	72
6.534% due 02/01/2035 •	377	387
6.537% due 07/01/2035 •	21	21
6.543% due 12/01/2034 •	1	1
6.552% due 05/01/2035 •	258	266
6.563% due 01/01/2035 •	82	84
6.565% due 03/01/2033 •	9	9
6.575% due 04/01/2038 •	1	1
6.584% due 12/01/2036 •	2	2
6.585% due 02/01/2036 •	25	26
6.586% due 04/01/2034 •	9	10
6.594% due 09/01/2037 •	1	1
6.604% due 12/01/2033 •	69	71
6.612% due 05/01/2037 •	2	2
6.675% due 02/01/2035 •	3	4
6.682% due 01/01/2037 •	3	4
6.748% due 03/01/2036 •	60	62
6.797% due 05/01/2035 •	18	19
6.810% due 06/01/2035 •	23	24
6.824% due 03/01/2036 •	69	71
6.848% due 12/01/2027 •	18	18
6.850% due 12/01/2026 •	1	1
6.912% due 02/01/2036 •	46	47
6.974% due 05/01/2035 •	5	5
7.000% due 03/01/2031 - 02/01/2036	193	197
7.000% due 04/01/2035 •	87	89
7.500% due 08/01/2026 - 09/01/2030	3	3
8.000% due 12/01/2026 - 08/01/2032	586	606
8.500% due 08/01/2026 - 09/01/2031	145	148
Federal National Mortgage Association Grantor Trust
6.000% due 01/25/2044	79	83
6.500% due 07/25/2042	17	18
7.000% due 12/25/2041	1	1
7.500% due 10/25/2040 - 07/25/2041	28	29
7.500% due 06/19/2041 ~	6	6
Federal National Mortgage Association REMICS
0.000% due 03/25/2036 (b)(g)	482	447
0.000% due 11/25/2040 •	2	1
0.161% due 02/25/2033 •	324	297
1.692% due 03/25/2036 ~(a)	4,080	237
1.758% due 06/25/2055 ~(a)	3,306	231
1.785% due 05/25/2044 ~(a)	3,420	241
1.851% due 12/25/2038 ~(a)	3,796	306
2.081% due 02/25/2037 •(a)	6	0
2.111% due 06/25/2037 •(a)	37	3
2.161% due 12/25/2042 •(a)	720	80
2.261% due 05/25/2037 - 01/25/2040 •(a)	346	27
2.311% due 08/25/2042 •(a)	4,651	712
2.391% due 03/25/2037 •(a)	17	2
2.561% due 07/25/2036 •(a)	179	18
2.611% due 12/25/2036 •(a)	21	2
2.651% due 12/25/2036 •(a)	63	8
2.661% due 07/25/2037 •(a)	41	5
2.771% due 05/25/2037 •(a)	17	2

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

3.000% due 08/25/2040 - 10/25/2040	23,659	22,857
3.138% due 10/25/2043 •	12,563	12,270
3.500% due 08/25/2042	12,381	11,779
4.000% due 07/25/2040	155	154
4.109% due 07/25/2037 •	30	30
4.177% due 03/25/2036 •	214	211
4.239% due 04/25/2036 - 05/25/2037 •	352	348
4.289% due 01/25/2033 - 05/25/2048 •	11,832	11,577
4.306% due 03/25/2034 •	3	3
4.309% due 11/25/2036 - 06/25/2037 •	110	109
4.336% due 08/25/2034 •	3	3
4.339% due 05/25/2034 - 04/25/2043 •	587	582
4.349% due 03/25/2037 •	3	3
4.359% due 01/25/2037 •	143	142
4.369% due 07/25/2037 •	130	129
4.389% due 06/25/2029 - 06/25/2047 •	16,797	16,549
4.399% due 09/25/2035 •	9	9
4.419% due 11/25/2040 •	1,212	1,204
4.429% due 06/25/2036 •	99	99
4.439% due 10/25/2030 - 04/25/2047 •	22,644	22,317
4.449% due 07/25/2036 •	293	291
4.489% due 08/25/2030 - 12/25/2049 •	24,122	23,865
4.500% due 01/25/2035 - 09/25/2041	65,081	64,896
4.501% due 10/18/2030 •	39	39
4.509% due 10/25/2040 •	12	12
4.539% due 09/25/2041 •	242	241
4.569% due 08/25/2037 •	1,456	1,453
4.589% due 06/25/2030 - 07/25/2034 •	432	433
4.601% due 12/18/2031 •	8	8
4.639% due 03/25/2040 •	278	278
4.659% due 03/25/2038 •	19	19
4.709% due 06/25/2037 •	47	47
4.739% due 04/25/2031 - 11/25/2039 •	183	184
4.774% due 09/25/2054 •	20,534	20,606
4.809% due 02/25/2038 •	62	63
4.824% due 01/25/2055 •	8,473	8,513
4.889% due 04/25/2032 - 11/25/2033 •	379	382
4.989% due 04/25/2043 •	749	710
5.000% due 09/18/2027 - 04/25/2035	193	197
5.009% due 01/25/2051 •	19,096	19,131
5.074% due 12/25/2053 - 02/25/2055 •	36,062	36,207
5.109% due 12/25/2050 •	5,463	5,460
5.124% due 02/25/2055 •	24,598	24,718
5.500% due 08/25/2035	14	14
5.750% due 12/20/2027	15	16
6.000% due 05/17/2027 - 04/25/2043	2,135	2,229
6.309% due 05/25/2035 ~	707	724
6.500% due 07/18/2027 - 12/25/2033	1,722	1,788
7.000% due 12/18/2026 - 01/25/2048	117	120
7.500% due 08/20/2027 - 09/20/2027	13	13
8.000% due 07/18/2027	1	1
8.500% due 02/17/2027	4	4
Federal National Mortgage Association REMICS Trust
2.611% due 06/25/2037 •(a)	110	6
4.698% due 12/25/2042 ~	3,225	3,256
5.058% due 10/25/2042 ~	2,430	2,469
5.750% due 08/25/2034	214	221
6.000% due 10/25/2044	101	106
6.250% due 02/25/2029	34	34
6.500% due 06/25/2028 - 07/25/2043	43	45
6.652% due 08/25/2037 ~	16	16
7.500% due 02/25/2029	7	7
Federal National Mortgage Association Trust
4.339% due 05/25/2042 - 03/25/2044 •	347	346
6.500% due 06/25/2044	540	555
7.000% due 12/25/2045	9	9
Federal National Mortgage Association-ACES 2.242% due 01/25/2031 ~(a)	192,010	9,738
FHLMC-GNMA 7.500% due 09/20/2026 - 06/20/2027	47	48
Government National Mortgage Association
2.500% due 03/15/2043 - 04/20/2052	49,616	42,853
3.000% due 07/20/2046 - 08/20/2052	229,878	206,800
3.500% due 10/15/2041 - 07/20/2055	772,030	706,075
4.000% due 01/15/2048 - 09/20/2055	78,095	74,240
4.500% due 08/15/2033 - 11/20/2049	51,622	51,214
4.580% due 02/20/2060 •	879	886
4.750% (H15T1Y + 1.500%) due 10/20/2026 ~	5	5
4.750% due 11/20/2026 - 10/20/2033 •	281	282
5.000% due 10/20/2026 - 12/20/2027 •	25	24
5.000% due 07/15/2033 - 06/20/2050	2,506	2,557
5.375% (H15T1Y + 1.500%) due 07/20/2026 - 09/20/2026 ~	17	18
5.375% due 07/20/2027 - 07/20/2034 •	315	318
5.625% (H15T1Y + 1.500%) due 01/20/2026 - 06/20/2026 ~	11	9
5.625% due 01/20/2027 - 06/20/2041 •	1,347	1,361
6.000% due 04/15/2028 - 12/20/2041	368	387

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

6.500% due 04/15/2026 - 09/20/2038	34	36
7.000% due 01/20/2026 - 10/15/2034	59	60
7.500% due 05/20/2026 - 02/15/2035	29	30
8.000% due 11/15/2026 - 10/20/2031	58	58
8.500% due 11/20/2026 - 04/15/2031	36	36
9.000% due 07/15/2030 - 11/15/2030	15	15
Government National Mortgage Association REMICS
4.000% due 05/20/2041	2,751	2,691
4.000% due 02/20/2044 (a)	7,900	852
4.068% due 08/20/2045 •	1,909	1,863
4.110% due 04/20/2063 - 05/20/2063 •	412	411
4.248% due 11/20/2037 •	95	94
4.298% due 07/20/2049 •	1,302	1,276
4.337% due 05/20/2047 •	426	412
4.418% due 09/20/2052 - 01/20/2072 •	59,167	58,630
4.464% due 11/20/2068 •	301	300
4.544% due 05/20/2065 •	502	502
4.568% due 02/20/2074 •	12,498	12,499
4.574% due 02/20/2067 •	1,428	1,428
4.584% due 06/20/2067 •	658	658
4.614% due 01/20/2061 - 07/20/2063 •	591	592
4.664% due 05/20/2065 •	897	897
4.670% due 04/20/2065 •	4	4
4.680% due 06/20/2065 •	2,447	2,447
4.684% due 04/20/2062 - 06/20/2065 •	1,842	1,844
4.690% due 09/20/2065 •	3,318	3,318
4.694% due 06/20/2065 •	1,282	1,283
4.710% due 02/20/2060 •	89	89
4.714% due 03/20/2062 - 09/20/2065 •	3,997	4,001
4.718% due 01/20/2073 •	11,876	11,930
4.734% due 08/20/2065 •	9,296	9,309
4.750% due 07/20/2035	306	305
4.774% due 12/20/2065 •	4,966	4,976
4.788% due 02/20/2073 •	53,920	54,340
4.798% due 02/20/2073 - 03/20/2073 •	82,741	83,226
4.814% due 04/20/2070 •	18,858	18,879
4.818% due 01/20/2073 •	75,535	76,139
4.864% due 12/20/2065 - 10/20/2066 •	8,355	8,384
4.888% due 08/20/2073 •	15,806	15,989
4.938% due 12/20/2072 •	71,268	72,274
4.964% due 04/20/2066 - 11/20/2066 •	6,556	6,584
5.018% due 06/20/2073 - 11/20/2073 •	88,727	90,455
5.034% due 07/20/2065 •	299	301
5.058% due 11/20/2072 •	77,326	78,758
5.077% due 11/20/2067 •	1,439	1,455
5.114% due 01/20/2066 - 03/20/2066 •	9,310	9,369
5.164% due 02/20/2066 •	5,395	5,429
5.227% due 06/20/2067 •	5,651	5,719
5.264% due 03/20/2066 •	2,461	2,481
5.268% due 07/20/2055 •	9,813	9,905
5.500% due 03/16/2034	303	302
5.592% due 04/20/2067 •	2,484	2,514
6.000% due 08/20/2033	99	99
Government National Mortgage Association, TBA
2.000% due 01/01/2056 - 02/01/2056	180,700	149,679
2.500% due 01/01/2056 - 02/01/2056	457,450	394,575
3.000% due 01/01/2056 - 02/01/2056	516,400	463,828
3.500% due 02/01/2056	34,400	31,307
4.000% due 01/01/2056 - 02/01/2056	467,740	441,769
4.500% due 02/01/2056	410,100	399,223
5.000% due 01/01/2056 - 02/01/2056	644,491	642,349
5.500% due 02/01/2056	262,100	264,478
6.000% due 01/01/2056 - 02/01/2056	369,540	376,375
U.S. Small Business Administration
5.310% due 05/01/2027	3	3
5.320% due 04/01/2027	3	4
5.510% due 11/01/2027	9	9
5.600% due 09/01/2028	34	34
5.780% due 08/01/2027	1	1
5.820% due 07/01/2027	45	45
5.870% due 07/01/2028	14	14
6.020% due 08/01/2028	12	13
6.070% due 07/01/2026	5	5
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2056	2,255,485	1,993,725
4.000% due 02/01/2056	36	34
4.500% due 01/01/2041 - 02/01/2056	2,178,252	2,125,155
5.000% due 01/01/2056 - 03/01/2056	2,754,937	2,745,070
5.500% due 02/01/2056	707,015	716,293
6.000% due 02/01/2056 - 03/01/2056	2,560,181	2,627,619
6.500% due 02/01/2056 - 03/01/2056	264,492	275,032

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

Vendee Mortgage Trust 6.240% due 01/15/2030 ~	144	148

Total U.S. Government Agencies (Cost $19,824,940)		19,838,337

U.S. TREASURY OBLIGATIONS 15.7%
U.S. Treasury Bonds
1.375% due 11/15/2040 (p)	1,573,055	1,021,687
1.375% due 08/15/2050	268,199	131,936
1.625% due 11/15/2050 (p)(r)	83,160	43,682
1.750% due 08/15/2041	331,100	223,525
1.875% due 02/15/2041	568,475	397,355
1.875% due 02/15/2051	562,018	314,236
1.875% due 11/15/2051	116,025	64,172
2.000% due 02/15/2050 (p)	230,544	135,211
2.000% due 08/15/2051	246,896	141,512
2.250% due 05/15/2041 (p)(r)	196,500	144,592
2.250% due 08/15/2049	664,313	416,804
2.375% due 11/15/2049 (p)	434,019	278,891
2.375% due 05/15/2051	101,271	63,856
2.750% due 11/15/2042	420,200	323,029
2.875% due 05/15/2043	252,260	195,905
2.875% due 08/15/2045	321,230	241,048
2.875% due 05/15/2049 (p)	361,384	259,392
3.000% due 05/15/2042 (p)	23,200	18,677
3.000% due 11/15/2044 (p)	56,000	43,326
3.000% due 05/15/2045	477,650	367,753
3.000% due 11/15/2045 (p)(r)	80,700	61,688
3.000% due 02/15/2048 (p)(r)	116,800	86,952
3.000% due 08/15/2048	178,291	132,061
3.000% due 02/15/2049 (p)(r)	149,150	109,911
3.125% due 02/15/2043 (p)(r)	79,700	64,485
3.125% due 08/15/2044 (p)(r)	140,275	111,069
3.125% due 05/15/2048 (p)(r)	154,300	117,238
3.250% due 05/15/2042	219,616	183,225
3.375% due 11/15/2048 (p)(r)	103,100	81,602
3.625% due 08/15/2043 (p)(r)	43,200	37,304
4.000% due 11/15/2042	82,039	75,221
4.375% due 05/15/2041 (p)(r)	21,676	21,127
4.375% due 08/15/2043	79,744	76,196
4.625% due 05/15/2044 (p)(r)	24,700	24,259
4.875% due 08/15/2045	92,756	93,683
U.S. Treasury Inflation Protected Securities (h)
0.125% due 02/15/2051	687,884	372,035
0.125% due 02/15/2052	89,596	47,460
0.250% due 02/15/2050	146,024	84,170
0.625% due 02/15/2043	850	633
0.750% due 02/15/2045	191,922	140,099
0.875% due 02/15/2047	110,472	79,747
1.000% due 02/15/2046	87,123	65,763
1.000% due 02/15/2049	11,257	8,107
1.375% due 02/15/2044	16,067	13,467
1.500% due 02/15/2053	213,193	166,415
2.125% due 02/15/2054	143,424	129,007
2.375% due 02/15/2055	29,711	28,215
U.S. Treasury Notes
4.250% due 08/15/2035 (r)	4,416	4,448
U.S. Treasury STRIPS
0.000% due 02/15/2041 (a)	26,600	12,807
0.000% due 05/15/2041 (a)	25,400	12,062
0.000% due 08/15/2041 (a)	26,300	12,302
0.000% due 11/15/2041 (a)	27,800	12,792
0.000% due 08/15/2042 (a)	96,900	42,604

Total U.S. Treasury Obligations (Cost $9,155,712)		7,334,743

NON-AGENCY MORTGAGE-BACKED SECURITIES 21.7%
1211 Avenue of the Americas Trust 3.901% due 08/10/2035	22,000	21,304
225 Liberty Street Trust 3.597% due 02/10/2036	31,607	30,985
Adjustable Rate Mortgage Trust
3.727% due 09/25/2035 ~	819	702
3.885% due 01/25/2036 ~	190	171
4.086% due 08/25/2036 •	10,157	3,492
4.386% due 11/25/2035 •	7	6
4.752% due 10/25/2035 ~	213	198
4.768% due 11/25/2035 ~	124	87
4.996% due 03/25/2035 •	2,081	1,837
5.307% due 03/25/2036 ~	110	54
5.404% due 09/25/2035 ~	35	30
5.866% due 01/25/2036 ~	850	603
6.625% due 11/25/2035 ~	46	44
6.819% due 07/25/2035 ~	168	161
6.907% due 08/25/2035 ~	116	115

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

American Home Mortgage Assets Trust 3.370% due 11/25/2035 ~	1,871	1,247
American Home Mortgage Investment Trust
4.206% due 12/25/2046 •	397	341
5.880% due 12/25/2035 •	1,194	370
5.880% due 11/25/2045 •	2,665	1,038
Arbor Multifamily Mortgage Securities Trust 2.756% due 05/15/2053	7,800	7,337
Ashford Hospitality Trust 4.823% due 04/15/2035 •	3,241	3,238
BAMLL 4.204% due 05/25/2056 ~	278,682	268,369
BAMLL Commercial Mortgage Pass-Through Certificates
3.110% due 04/25/2050 «	34,090	33,331
3.110% due 08/25/2052 «	12,000	10,778
BAMLL Commercial Mortgage Securities Trust
0.010% due 10/15/2027 «	547	12
2.847% due 04/20/2042	36,960	30,537
3.819% due 07/14/2037	5,000	4,882
4.091% due 08/10/2038 ~	5,681	5,573
7.204% due 10/15/2027 «(l)	49,980	45,864
7.482% due 10/15/2027 «	77,759	77,752
Banc of America Alternative Loan Trust
6.000% due 11/25/2035	192	170
6.000% due 07/25/2046	536	472
Banc of America Funding Trust
2.372% due 03/20/2036 ~	74	71
3.401% due 10/20/2046 ~	765	658
3.946% due 04/25/2037 •	102	86
4.228% due 10/20/2036 •	4,813	3,781
4.228% due 12/20/2046 •	541	490
4.266% due 04/25/2037 •	880	745
4.328% due 10/20/2046 ~	766	644
4.428% due 05/20/2035 •	203	194
4.449% due 03/20/2036 ~	63	55
4.495% due 09/20/2047 ~	1,209	1,053
4.627% due 02/20/2036 ~	807	728
4.646% due 05/25/2037 •	1,840	1,696
4.654% due 09/20/2046 ~	605	548
4.787% due 01/20/2047 ~	21	18
5.255% due 05/20/2036 ~	249	215
5.301% due 05/25/2035 ~	8	8
5.500% due 09/25/2034	741	722
5.561% due 04/20/2036 ~	762	683
5.750% due 10/25/2035	625	518
5.750% due 09/25/2036	370	349
5.914% due 11/20/2034 ~	870	855
6.000% due 09/25/2036	1,145	1,148
6.000% due 09/25/2036 •	60	53
6.000% due 03/25/2037	2,680	2,080
6.000% due 08/25/2037	2,308	1,870
6.253% due 10/25/2036 þ	183	163
6.337% due 01/25/2037 þ	185	174
6.388% due 04/25/2037 þ	606	522
6.619% due 09/20/2034 ~	14	14
Banc of America Mortgage Trust
5.103% due 02/25/2035 ~	200	195
5.105% due 11/25/2035 ~	106	97
5.230% due 08/25/2035 ~	990	945
5.420% due 07/25/2035 ~	586	494
5.500% due 05/25/2037	156	114
5.563% due 01/25/2036 ~	488	445
5.597% due 07/25/2035 ~	108	103
5.822% due 07/25/2034 ~	19	19
6.000% due 07/25/2046 •	255	227
6.449% due 05/25/2034 ~	49	47
6.664% due 09/25/2033 ~	134	129
6.940% due 02/25/2035 ~	141	138
7.022% due 05/25/2033 ~	1	1
Banc of America Re-REMICS Trust
4.419% due 11/15/2046	83,653	83,100
4.419% due 08/15/2053	35,100	31,612
Bank
2.403% due 03/15/2063	54,030	49,623
2.649% due 01/15/2063	76,897	71,603
2.920% due 12/15/2052	26,900	25,490
3.071% due 08/15/2061	2,336	2,295
3.183% due 08/15/2061	25,500	24,175
3.390% due 03/15/2064 ~	38,300	35,881
3.488% due 11/15/2050	6,400	6,266
4.005% due 02/15/2052	17,268	17,129
Bank of America Mortgage Trust 5.750% due 07/20/2032 ~	8	8
Barclays Mortgage Loan Trust
0.000% due 03/25/2064 ~	1	1
0.000% due 09/25/2065 ~	52,699	54,917

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

7.385% due 03/25/2064 ~		31,948	32,850
Barrow Funding PLC
0.000% due 11/16/2062	GBP	12,152	12,854
4.857% due 11/16/2062 •		133,683	180,320
5.757% due 11/16/2062 •		14,894	20,262
6.257% due 11/16/2062 •		7,434	10,094
7.057% due 11/16/2062 •		4,964	6,753
8.357% due 11/16/2062 •		2,494	3,396
9.857% due 11/16/2062 •		2,470	3,363
Bayview MSR Opportunity Master Fund Trust 3.000% due 11/25/2051 ~		$34,026	29,777
Bayview Opportunity Master Fund VI Trust 4.774% due 10/25/2051 •		377	351
BBCMS Mortgage Trust
2.595% due 02/15/2053		2,477	2,409
2.639% due 02/15/2053		8,250	7,688
4.314% due 12/15/2051		7,000	6,963
4.600% due 06/15/2055 ~		5,000	4,975
BBCMS Trust 5.048% due 07/15/2037 •		10,923	10,681
BCAP LLC Trust
3.833% due 07/26/2036 ~		318	285
4.224% due 08/26/2036 ~		5,909	3,950
4.266% due 05/25/2047 •		24	24
4.286% due 05/25/2047 •		2,912	2,708
4.459% due 03/26/2037 þ		1,998	1,993
4.727% due 01/26/2047 •		1,906	1,885
4.765% due 03/26/2037 ~		1,009	927
5.250% due 06/26/2036		28,740	9,868
5.250% due 04/26/2037		9,329	5,138
5.250% due 04/26/2037 ~		2,398	2,166
5.250% due 06/26/2037		619	554
5.500% due 11/25/2034		1,169	1,022
5.791% due 05/26/2036 ~		1,597	963
6.000% due 10/26/2037 ~		1,185	799
Bear Stearns ALT-A Trust
3.250% due 02/25/2034 ~		10	9
4.039% due 03/25/2036 ~		2,878	2,351
4.072% due 03/25/2036 ~		1,276	1,020
4.084% due 08/25/2036 ~		3,004	1,983
4.092% due 11/25/2035 ~		2,046	1,086
4.139% due 11/25/2036 ~		2,623	1,109
4.159% due 08/25/2036 ~		35	15
4.166% due 02/25/2034 •		466	444
4.166% due 08/25/2036 •		4,093	3,571
4.166% due 01/25/2047 •		1,461	1,278
4.186% due 08/25/2036 •		7,990	7,256
4.246% due 02/25/2034 •		6	6
4.246% due 04/25/2035 ~		1	1
4.326% due 02/25/2036 •		464	445
4.397% due 11/25/2036 ~		501	275
4.450% due 09/25/2034 ~		78	70
4.455% due 02/25/2036 ~		397	278
4.474% due 11/25/2036 ~		1,370	688
4.688% due 03/25/2036 ~		5,338	3,042
4.714% due 05/25/2036 ~		3,714	1,756
4.718% due 07/25/2035 ~		3,959	2,399
4.791% due 09/25/2035 ~		8,730	4,661
4.812% due 02/25/2034 ~		381	362
4.847% due 05/25/2036 ~		3,275	1,300
5.096% due 01/25/2036 ~		1,893	1,803
5.162% due 01/25/2035 ~		1,234	1,130
5.251% due 12/25/2046 ~		131	88
5.406% due 05/25/2035 ~		9,947	9,550
5.785% due 08/25/2034 ~		11	11
5.997% due 12/25/2033 ~		193	188
6.347% due 05/25/2035 ~		28	28
Bear Stearns ARM Trust
4.000% due 05/25/2034 ~		1	1
4.050% due 09/25/2034 ~		194	177
4.203% due 05/25/2047 ~		4,533	4,081
4.244% due 06/25/2047 ~		7,120	6,389
4.422% due 02/25/2036 ~		1,712	1,580
4.594% due 02/25/2036 ~		29	26
4.783% due 03/25/2035 ~		633	582
4.813% due 11/25/2030 ~		288	287
4.829% due 07/25/2034 ~		44	42
4.905% due 08/25/2035 ~		1,123	1,051
5.014% due 08/25/2033 ~		3	3
5.031% due 01/25/2035 ~		17	17
5.125% due 01/25/2035 ~		117	105
5.251% due 04/25/2034 ~		320	286
5.368% due 07/25/2034 ~		22	21
5.507% due 11/25/2034 ~		557	519
5.562% due 02/25/2047 ~		968	837
5.613% due 02/25/2034 ~		144	136

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

5.734% due 01/25/2034 ~	454	435
5.950% due 02/25/2036 •	535	520
5.978% due 10/25/2035 ~	4,079	4,073
6.125% due 04/25/2033 ~	82	83
6.214% due 01/25/2034 ~	309	307
6.220% due 06/25/2035 ~	14	14
6.373% due 04/25/2033 ~	7	7
6.375% due 01/25/2034 ~	5	5
6.420% due 10/25/2035 •	1,788	1,733
6.504% due 05/25/2033 ~	103	98
Bear Stearns Mortgage Funding Trust 4.006% due 12/25/2046 •	10,184	9,134
Bear Stearns Structured Products, Inc. Trust
3.944% due 12/26/2046 ~	835	664
5.000% due 01/26/2036 ~	637	450
Bella Vista Mortgage Trust 4.346% due 05/20/2045 •	6	4
Benchmark Mortgage Trust
2.700% due 02/15/2053	8,000	7,778
3.458% due 03/15/2055	34,330	32,013
4.016% due 03/15/2052	32,609	32,123
4.232% due 01/15/2052	36,036	35,772
4.443% due 05/15/2055 ~	36,500	35,817
BFLD Trust 5.015% due 10/15/2035 •	14,300	11,304
BINOM Securitization Trust 4.441% due 08/25/2057 ~	10,488	10,291
BSREP Commercial Mortgage Trust 4.815% due 08/15/2038 •	4,853	4,606
BWAY Mortgage Trust 5.115% due 09/15/2036 •	4,740	4,631
BX Commercial Mortgage Trust 4.594% due 10/15/2036 •	11,068	11,063
BX Trust 3.202% due 12/09/2041	3,681	3,498
Cantor Commercial Real Estate Lending 2.874% due 11/15/2052	7,900	7,486
CD Mortgage Trust 3.431% due 08/15/2050	5,207	5,141
Chase Home Lending Mortgage Trust 3.250% due 03/25/2063 ~	12,036	10,904
Chase Mortgage Finance Trust
4.036% due 09/25/2036 ~	153	137
4.176% due 03/25/2037 ~	46	43
4.348% due 12/25/2035 ~	604	529
4.391% due 01/25/2036 ~	2,322	2,094
4.669% due 12/25/2035 ~	4,640	4,416
4.789% due 03/25/2037 ~	1,271	1,232
5.215% due 09/25/2036 ~	18	16
5.500% due 03/25/2037	20	2
5.557% due 02/25/2037 ~	532	531
5.691% due 02/25/2037 ~	95	94
5.884% due 02/25/2037 ~	3	3
6.000% due 11/25/2036	1,054	435
6.000% due 02/25/2037	547	210
6.000% due 03/25/2037	499	261
6.010% due 02/25/2037 ~	66	65
6.731% due 02/25/2037 ~	3	3
ChaseFlex Trust
4.346% due 06/25/2035 •	1,297	550
5.000% due 07/25/2037	1,061	343
6.000% due 02/25/2037	1,265	405
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates
4.146% due 08/25/2037 •	2,655	2,385
4.260% due 08/25/2037 þ	484	415
4.526% due 08/25/2037 •	2,714	2,470
Chevy Chase Funding LLC Mortgage-Backed Certificates
3.996% due 01/25/2036 •	167	162
4.026% due 05/25/2036 •	255	248
4.026% due 07/25/2036 •	154	142
4.096% due 08/25/2035 •	84	82
CHL Mortgage Pass-Through Trust
3.647% due 04/25/2035 ~	38	27
3.883% due 10/25/2035 ~	805	650
4.027% due 05/20/2036 ~	533	499
4.166% due 03/25/2037 ~	185	159
4.251% due 11/25/2037 ~	1,269	1,138
4.284% due 02/25/2047 ~	234	214
4.368% due 05/20/2036 ~	4,027	3,658
4.386% due 03/25/2035 •	128	122
4.426% due 04/25/2035 •	9	9
4.486% due 03/25/2035 •	66	63
4.500% due 09/25/2035	255	225
4.506% due 02/25/2035 •	276	263
4.526% due 02/25/2035 •	63	60
4.526% due 03/25/2036 •	5	4

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

4.530% due 09/25/2047 ~	555	499
4.546% due 02/25/2036 •	6	2
4.606% due 09/25/2034 •	13	12
4.636% due 06/20/2034 ~	95	90
4.773% due 11/20/2034 ~	399	382
4.796% due 11/25/2034 ~	906	872
4.953% due 07/25/2034 ~	243	232
4.989% due 04/25/2046 •	5,313	1,449
5.000% due 09/25/2035	14	8
5.276% due 11/20/2034 ~	49	47
5.421% due 12/19/2033 ~	5	5
5.500% due 01/25/2035	143	145
5.500% due 09/25/2035	247	242
5.500% due 10/25/2035	1,128	594
5.500% due 11/25/2035	473	227
5.572% due 04/20/2035 ~	62	59
5.750% due 12/25/2035	963	447
5.750% due 02/25/2037	805	335
5.750% due 07/25/2037	344	154
5.875% due 06/19/2031 ~	13	13
6.000% due 05/25/2036	1,195	532
6.000% due 07/25/2036	2,560	1,199
6.000% due 12/25/2036	83	37
6.000% due 02/25/2037	2,357	1,957
6.000% due 07/25/2037	539	237
6.000% due 09/25/2037	242	116
6.148% due 02/20/2036 •	8	7
6.224% due 02/20/2036 •	1,080	963
6.250% due 07/19/2031 ~	7	7
6.250% due 09/25/2036	728	318
6.250% due 02/25/2038	793	342
6.264% due 10/25/2033 •	386	201
6.449% due 02/20/2036 •	28	27
6.507% due 08/25/2034 ~	245	231
6.741% due 02/25/2034 ~	2	2
6.804% due 07/20/2034 ~	58	57
CHL Reperforming Loan Trust REMICS
4.186% due 06/25/2035 •	389	379
4.739% due 01/25/2034 ~	167	153
6.500% due 11/25/2034	108	106
7.500% due 11/25/2034	33	34
7.500% due 06/25/2035	109	114
Citicorp Mortgage Securities Trust
6.000% due 08/25/2036	198	184
6.000% due 04/25/2037	2,959	2,856
Citigroup Commercial Mortgage Trust
3.209% due 05/10/2049	17,500	17,433
4.579% due 05/15/2054 ~	36,400	36,352
Citigroup Mortgage Loan Trust 0.000% due 11/25/2064 ~	94,178	78,461
Citigroup Mortgage Loan Trust, Inc.
0.000% due 10/25/2054 ~	20,336	21,510
0.000% due 02/25/2058 ~(a)	20,114	1
0.000% due 02/25/2058 ~	30	10
0.000% due 02/25/2063 ~	335,618	277,185
0.000% due 09/25/2064 ~	141,803	120,950
0.010% due 10/01/2075 «(c)	600	602
0.110% due 02/25/2058 ~(a)	14,995	85
0.450% due 02/25/2058 ~(a)	14,995	217
2.649% due 02/25/2058 ~	14,109	11,371
3.916% due 01/25/2037 •	143	128
4.093% due 10/25/2046 ~	829	737
4.159% due 12/25/2035 ~	784	481
4.407% due 09/25/2064 ~	26,310	22,587
4.442% due 05/25/2035 ~	174	168
4.603% due 04/25/2037 ~	576	516
4.646% due 08/25/2035 •	169	165
4.765% due 03/25/2037 ~	690	637
5.044% due 07/25/2046 ~	1,454	1,384
5.242% due 08/25/2035 ~	1,177	1,044
5.250% due 10/01/2075 «(c)	224,000	219,291
5.395% due 08/25/2035 ~	1,579	1,506
5.500% due 11/25/2035	356	361
5.840% due 09/25/2035 •	40	40
6.250% due 11/25/2037 ~	2,336	897
6.480% due 10/25/2035 •	1,804	1,848
6.711% due 02/25/2034 ~	32	32
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 4.771% due 09/25/2035 ~	5,078	4,840
CitiMortgage Alternative Loan Trust
6.000% due 09/25/2036	165	154
6.000% due 06/25/2037	359	331
CLNY Trust 5.278% due 11/15/2038 •	773	762
COMM Mortgage Trust
2.950% due 08/15/2057	7,700	7,317

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

3.091% due 10/10/2049	10,964	10,849
3.510% due 09/10/2050	19,203	18,957
3.545% due 02/10/2036	32,000	31,814
4.228% due 05/10/2051	45,152	44,510
Community Program Loan Trust 4.500% due 04/01/2029	17	17
Countrywide Alternative Loan Trust
4.046% due 04/25/2047 •	2,597	2,595
4.196% due 05/25/2036 •	1,996	737
4.196% due 08/25/2036 •	923	356
4.196% due 05/25/2037 •	115	34
4.206% due 11/25/2036 •	2,422	3,374
4.226% due 07/25/2046 •	232	252
4.226% due 09/25/2046 •	3,292	3,253
4.228% due 09/20/2046 •	350	365
4.266% due 05/25/2035 •	36	35
4.266% due 07/25/2046 •	90	83
4.308% due 07/20/2035 •	12	11
4.346% due 04/25/2036 •	5,124	1,708
4.346% due 09/25/2046 •	902	759
4.346% due 10/25/2046 •	62	49
4.366% due 12/25/2035 •	323	304
4.366% due 07/25/2036 •	9,655	8,619
4.366% due 07/25/2046 •	415	308
4.386% due 01/25/2036 •	199	186
4.396% due 08/25/2034 •	7	6
4.396% due 10/25/2036 •	1,559	623
4.406% due 12/25/2035 •	13	12
4.426% due 06/25/2034 •	533	526
4.426% due 02/25/2036 •	813	766
4.448% due 11/20/2035 •	5	4
4.506% due 09/25/2035 •	115	85
4.526% due 10/25/2035 •	1,017	565
4.546% due 10/25/2035 •	521	340
4.620% due 10/25/2035 ~	58	46
4.646% due 12/25/2035 •	602	510
4.671% due 11/25/2035 ~	301	282
4.735% due 02/25/2037 ~	4,625	4,155
4.946% due 02/25/2036 •	1,611	1,246
5.029% due 12/25/2035 •	123	107
5.029% due 02/25/2036 •	184	171
5.146% due 10/25/2035 •	6,736	4,627
5.250% due 06/25/2035	192	144
5.386% due 11/25/2035 •	128	118
5.409% due 11/25/2047 •	1,610	1,454
5.421% due 06/25/2034 •	3,132	3,533
5.500% due 07/25/2035	1,038	512
5.500% due 11/25/2035	3,616	1,962
5.500% due 12/25/2035	766	452
5.500% due 02/25/2036	763	424
5.509% due 01/25/2036 •	15	14
5.750% due 03/25/2037 •	471	236
5.750% due 07/25/2037	90	51
6.000% due 10/25/2033	140	143
6.000% due 03/25/2035	130	58
6.000% due 04/25/2036	777	332
6.000% due 05/25/2036	840	396
6.000% due 06/25/2036	6,661	3,515
6.000% due 08/25/2036	1,531	841
6.000% due 08/25/2036 •	749	415
6.000% due 11/25/2036	41	21
6.000% due 02/25/2037	5,022	1,904
6.000% due 03/25/2037	1,123	374
6.000% due 04/25/2037	2,548	1,112
6.000% due 05/25/2037	240	110
6.000% due 08/25/2037	4,242	2,470
6.250% due 12/25/2033	9	10
6.250% due 11/25/2036	286	209
6.250% due 08/25/2037	1,659	735
6.500% due 05/25/2036	1,692	756
6.500% due 09/25/2036	605	295
6.500% due 08/25/2037	6,422	2,682
6.500% due 09/25/2037	1,388	486
9.223% due 07/25/2035 •	379	357
Countrywide Alternative Loan Trust Resecuritization
3.724% due 08/25/2037 ~	994	429
6.000% due 05/25/2036	731	393
6.000% due 08/25/2037 ~	972	437
Credit Suisse First Boston Mortgage Securities Corp.
0.098% due 06/25/2032 ~	1	1
4.868% due 03/25/2032 ~	106	103
4.996% due 09/25/2034 •	186	373
5.500% due 09/25/2035	1,887	1,269
7.500% due 05/25/2032	27	27
7.500% due 12/25/2032	1	1

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

Cross Mortgage Trust 6.615% due 03/25/2068 þ		4,688	4,712
CRSNT Trust 4.694% due 04/15/2036 •		39,401	39,146
CSAB Mortgage-Backed Trust
6.184% due 12/25/2036 þ		1,237	171
6.220% due 09/25/2036 þ		1,566	427
6.672% due 06/25/2036 þ		1,204	268
CSAIL Commercial Mortgage Trust
3.329% due 06/15/2052		5,955	5,775
3.903% due 03/15/2052		1,170	1,166
CSFB Mortgage-Backed Pass-Through Certificates
5.162% due 05/25/2034 ~		240	241
5.500% due 10/25/2035		397	142
6.000% due 11/25/2035		12	9
6.163% due 10/25/2033 ~		24	23
CSMC Mortgage-Backed Trust
5.837% due 04/25/2037 ~		15,494	3,768
5.863% due 02/25/2037 ~		2,556	560
6.000% due 07/25/2036		770	336
6.000% due 04/25/2037		821	244
6.079% due 04/25/2037 þ		881	242
7.000% due 08/25/2037 ~		4,541	2,082
CSMC Trust
0.000% due 02/25/2056		58	57
0.000% due 02/25/2056 ~		212,292	194,878
0.000% due 07/25/2057		109	105
0.000% due 01/25/2058		98	95
0.000% due 04/25/2058 (a)		7	7
2.681% due 07/25/2057 ~		197,412	179,977
2.750% due 07/25/2057 ~		806	792
2.841% due 07/25/2057 ~		12,063	9,620
3.000% due 11/25/2056 ~		26,006	22,791
3.046% due 02/25/2056 ~		126,958	72,679
3.133% due 07/25/2057 ~		109,232	61,635
3.431% due 11/10/2032		2,200	1,772
3.500% due 04/26/2038 ~		91	89
3.536% due 01/25/2058 ~		88,546	72,775
3.840% due 04/28/2037 ~		1,926	1,801
4.182% due 07/27/2037 ~		5,778	5,319
4.720% due 04/25/2058 ~		148,573	141,540
5.265% due 07/15/2038 •		4,800	4,299
5.715% due 10/15/2037 •		6,800	6,784
6.778% due 06/01/2050 ~		233,576	232,919
CSMCM Trust 4.373% due 06/25/2048 ~		288,824	248,731
CSWF Corp. 4.931% due 06/15/2034 •		953	937
DBGS Mortgage Trust 5.410% due 10/15/2039 •		4,080	4,079
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.046% due 08/25/2037 •		26	24
4.086% due 08/25/2036 •		1,450	1,345
4.326% due 01/25/2047 •		2,853	2,568
4.506% due 02/25/2036 •		4,973	4,988
5.500% due 12/25/2035		433	371
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
3.946% due 10/25/2036 •		4	4
6.005% due 10/25/2036 ~		259	227
6.369% due 10/25/2036 þ		336	294
6.386% due 10/25/2036 þ		336	294
6.800% due 07/25/2036 þ		373	327
DOLP Trust 2.956% due 05/10/2041		56,700	51,011
DROP Mortgage Trust 5.014% due 10/15/2043 •		13,700	13,373
DSLA Mortgage Loan Trust
4.026% due 04/19/2047 •		483	497
4.666% due 09/19/2044 •		27	25
5.015% due 07/19/2044 ~		7	7
Dutch Mortgage Finance BV
0.000% due 08/22/2059 •	EUR	65,435	77,054
0.000% due 08/22/2059		170	1,756
0.000% due 08/22/2067 ~		170	5,878
2.804% due 08/22/2067 •		78,917	92,916
3.104% due 08/22/2067 •		6,146	7,241
3.504% due 08/22/2067 •		4,302	5,079
4.154% due 08/22/2067 •		4,118	4,870
5.554% due 08/22/2067 •		2,643	3,045
7.554% due 08/22/2067 •		1,844	2,123
Dutch Mortgage Warehouse Finance BV 0.000% due 07/31/2027 «~		5,712	6,720
Ellington Financial Mortgage Trust 5.522% due 01/26/2060 þ		$2,547	2,567
EMF-NL Prime BV 2.816% due 04/17/2041 •	EUR	406	476

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

First Horizon Alternative Mortgage Securities Trust
4.216% due 02/25/2037 •	$15	4
4.572% due 08/25/2035 ~	554	456
4.636% due 03/25/2035 ~	17	9
5.064% due 08/25/2034 ~	42	42
5.500% due 05/25/2035 ~	984	606
6.250% due 08/25/2037	388	130
First Horizon Mortgage Pass-Through Trust
3.515% due 10/25/2036 ~	328	260
4.116% due 02/25/2035 •	4	4
4.531% due 11/25/2037 ~	899	345
4.697% due 10/25/2035 ~	926	841
4.784% due 01/25/2037 ~	13	6
5.370% due 11/25/2035 ~	322	285
5.998% due 08/25/2035 ~	348	230
6.060% due 09/25/2035 ~	653	633
FNT Mortgage-Backed Pass-Through Trust 6.750% due 08/21/2031	34	34
GCAT Trust 3.000% due 04/25/2052 ~	73,324	64,350
GMACM Mortgage Loan Trust
0.000% due 05/25/2035 ~	354	317
5.583% due 04/19/2036 ~	987	953
GreenPoint Mortgage Funding Trust
4.246% due 10/25/2046 •	238	223
4.386% due 04/25/2036 •	98	89
4.386% due 11/25/2045 •	119	115
4.526% due 10/25/2046 •	677	542
GreenPoint MTA Trust 4.286% due 06/25/2045 •	120	109
GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034	15,528	13,659
4.997% due 07/15/2035 •	5,590	3,690
5.047% due 11/15/2032 •	1,622	1,612
GS Mortgage Securities Trust
3.001% due 09/10/2052	10,000	9,441
3.541% due 01/10/2043 ~	1,550	1,466
GS Mortgage-Backed Securities Corp. Trust
2.500% due 06/25/2052 ~	43,668	36,576
2.500% due 09/25/2052 ~	24,073	20,135
GS Mortgage-Backed Securities Trust
0.000% due 01/25/2064 (b)	14	14
0.000% due 07/25/2064 (b)	27	26
0.000% due 08/25/2065 (b)	148	143
0.049% due 03/25/2065 ~	91,958	91,336
1.000% due 01/10/2075 «(c)	10	10
1.000% due 10/01/2075 «(c)	20	20
2.500% due 01/25/2052 ~	53,014	44,407
2.500% due 04/25/2052 ~	34,309	28,696
2.500% due 07/25/2059 ~	66,849	63,595
3.000% due 08/26/2052 ~	153,784	134,483
3.000% due 09/25/2052 ~	60,714	53,243
3.000% due 12/25/2052 ~	95,180	83,234
3.011% due 01/25/2064 ~	27,828	23,657
3.298% due 08/25/2065 ~	33,940	30,745
3.702% due 07/25/2064 ~	21,152	19,137
3.750% due 07/25/2061 ~	6,098	5,991
4.694% due 10/01/2075 «(c)	234,200	236,299
4.724% due 01/25/2052 •	7,661	7,173
5.658% due 04/25/2065 ~	53,628	55,149
GSC Capital Corp. Mortgage Trust 4.206% due 05/25/2036 •	63	62
GSMPS Mortgage Loan Trust
4.196% due 09/25/2035 •	2,557	2,203
7.500% due 06/25/2043	1,573	1,431
GSR Mortgage Loan Trust
3.988% due 03/25/2037 ~	2,280	1,096
4.125% due 11/25/2035 ~	2,889	2,521
4.146% due 07/25/2035 •	33	28
4.151% due 04/25/2036 ~	25	15
4.196% due 01/25/2034 •	1	1
4.242% due 05/25/2035 ~	7	5
4.400% due 04/25/2035 ~	62	54
4.410% due 06/25/2034 ~	66	64
4.521% due 01/25/2036 ~	32	30
4.970% due 11/25/2035 ~	2	2
4.974% due 11/25/2035 ~	1,423	616
5.000% due 05/25/2037	1	1
5.001% due 07/25/2035 ~	3	3
5.109% due 09/25/2035 ~	6	5
5.500% due 06/25/2035	613	613
5.880% due 04/25/2032 •	29	29
5.880% due 03/25/2033 •	2	2
6.000% due 03/25/2032	2	2
6.000% due 11/25/2035	8,103	2,639
6.000% due 02/25/2036	2,358	960

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

6.000% due 01/25/2037	455	272
6.000% due 03/25/2037	13	6
6.000% due 07/25/2037	122	76
6.250% due 09/25/2036	174	177
6.500% due 09/25/2036	2,072	888
6.593% due 05/25/2035 ~	16	16
6.875% due 04/25/2035 ~	199	201
HarborView Mortgage Loan Trust
4.106% due 03/19/2037 •	13,951	13,106
4.246% due 09/19/2046 •	1,197	1,074
4.286% due 05/19/2035 •	3,991	3,895
4.302% due 06/19/2036 ~	1,815	726
4.326% due 06/19/2035 •	301	297
4.406% due 06/19/2034 •	186	173
4.446% due 04/19/2034 •	87	83
4.486% due 01/19/2035 •	583	467
4.546% due 01/19/2035 •	723	710
4.566% due 01/19/2035 •	24	22
4.646% due 11/19/2034 •	52	44
4.652% due 06/19/2036 ~	3,396	1,584
4.742% due 07/19/2035 ~	137	102
4.806% due 06/19/2045 •	8,369	3,700
5.503% due 08/19/2036 ~	51	49
5.831% due 04/19/2034 ~	6	5
5.846% due 10/25/2037 •	490	464
Hilton USA Trust 2.828% due 11/05/2035	34,800	30,172
HomeBanc Mortgage Trust
4.366% due 01/25/2036 •	199	195
4.586% due 12/25/2034 •	446	430
4.706% due 08/25/2029 •	181	178
HSI Asset Securitization Corp. Trust 4.286% due 11/25/2035 •	7,856	7,505
Hundred Acre Wood Trust 4.922% due 10/25/2051 •	4,492	4,181
Impac CMB Trust
4.626% due 10/25/2034 •	23	23
5.243% due 09/25/2034 þ	71	82
Impac Secured Assets CMN Owner Trust 6.187% due 07/25/2035 ~	252	242
IndyMac ARM Trust
5.653% due 01/25/2032 ~	7	7
5.717% due 01/25/2032 ~	21	21
IndyMac IMJA Mortgage Loan Trust 6.250% due 11/25/2037	888	336
IndyMac INDA Mortgage Loan Trust
3.629% due 08/25/2036 ~	618	471
5.256% due 01/25/2036 ~	1,474	1,388
IndyMac INDB Mortgage Loan Trust 4.446% due 11/25/2035 •	271	158
IndyMac INDX Mortgage Loan Trust
3.167% due 05/25/2036 ~	930	756
3.187% due 06/25/2037 ~	1,046	858
3.195% due 06/25/2037 ~	4,106	2,309
3.248% due 02/25/2035 ~	206	187
3.268% due 01/25/2036 ~	52	47
3.311% due 07/25/2037 ~	866	558
3.412% due 01/25/2035 ~	27	25
3.533% due 01/25/2036 ~	1,764	1,592
3.615% due 04/25/2037 ~	2,749	2,470
3.642% due 10/25/2035 ~	216	173
3.662% due 08/25/2035 ~	408	303
3.729% due 03/25/2036 ~	1,142	773
3.761% due 04/25/2037 ~	4,391	3,894
3.772% due 12/25/2035 ~	1,422	1,251
3.983% due 09/25/2035 ~	4,635	3,762
4.146% due 06/25/2037 •	688	224
4.206% due 02/25/2037 •	8,029	7,759
4.246% due 11/25/2046 •	241	234
4.266% due 05/25/2046 •	40	37
4.306% due 04/25/2035 •	29	28
4.306% due 08/25/2035 ~	13	12
4.326% due 07/25/2035 •	630	594
4.373% due 12/25/2034 ~	30	28
4.486% due 07/25/2045 •	21	16
4.626% due 05/25/2034 •	1	1
4.646% due 11/25/2034 •	17	16
4.666% due 11/25/2034 •	463	422
4.855% due 10/25/2034 ~	774	739
JP Morgan Alternative Loan Trust
4.126% due 03/25/2037 •	575	498
4.622% due 12/25/2036 ~	107	108
4.746% due 05/25/2037 ~	1,801	1,586
5.843% due 05/26/2037 ~	11,242	8,873
6.550% due 05/25/2036 þ	7	7

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042		8,599	8,098
3.474% due 12/15/2049 ~		819	816
3.648% due 12/15/2049 ~		8,606	8,538
3.916% due 06/10/2042 ~		17,100	15,941
4.597% due 04/15/2037 •		9,956	9,841
5.248% due 12/15/2031 •		992	990
7.235% due 10/05/2040		7,500	7,906
JP Morgan Mortgage Trust
0.000% due 02/25/2055 ~		35,406	38,642
0.000% due 01/25/2056 ~		73,110	79,020
2.500% due 11/25/2051 ~		2,386	2,004
2.500% due 12/25/2051 ~		1,412	1,188
2.500% due 02/25/2052 ~		7,505	6,296
3.000% due 01/25/2052 ~		4,355	3,812
3.000% due 03/25/2052 ~		70,202	61,609
3.500% due 10/25/2046 ~		676	621
3.500% due 10/25/2048 ~		246	223
3.500% due 09/25/2052 ~		7,058	6,483
4.051% due 07/27/2037 ~		2,979	2,804
4.263% due 10/25/2036 ~		959	676
4.321% due 10/25/2036 ~		28	15
4.512% due 05/25/2036 ~		908	738
4.625% due 07/25/2063 ~		4,519	4,470
4.734% due 04/25/2037 ~		126	104
4.823% due 08/25/2036 ~		740	571
4.837% due 11/25/2035 ~		638	497
5.000% due 08/25/2051 ~		8,749	8,612
5.000% due 12/25/2051 ~		9,666	9,514
5.000% due 04/25/2052 ~		16,340	16,102
5.000% due 05/25/2052 •		19,702	18,416
5.010% due 12/25/2037 ~		40	30
5.080% due 10/25/2035 ~		204	137
5.099% due 08/25/2035 ~		392	348
5.119% due 02/25/2036 ~		4,503	3,092
5.190% due 11/25/2035 ~		398	322
5.191% due 07/25/2035 ~		1,049	1,008
5.193% due 09/25/2035 ~		43	41
5.217% due 04/25/2036 ~		1,558	1,362
5.250% due 11/25/2063 ~		739	743
5.253% due 02/25/2034 ~		81	74
5.279% due 10/25/2035 ~		1,874	1,811
5.323% due 10/25/2035 ~		510	380
5.386% due 07/25/2035 ~		162	158
5.391% due 10/25/2035 ~		3,638	3,435
5.392% due 10/25/2036 ~		6,695	5,220
5.500% due 07/25/2036		346	139
5.550% due 08/25/2035 ~		16	16
5.685% due 07/25/2035 ~		321	314
5.750% due 01/25/2036		16	7
5.869% due 11/25/2033 ~		1	1
5.968% due 06/25/2035 ~		106	85
5.994% due 04/25/2036 ~		870	784
6.022% due 08/25/2035 ~		234	223
6.033% due 07/25/2035 ~		17	17
6.063% due 02/25/2036 ~		24	15
6.186% due 07/25/2035 ~		22	22
6.230% due 07/25/2035 ~		2	2
6.250% due 01/02/2056 «(c)		62,300	63,059
6.500% due 07/25/2036		2,628	804
6.500% due 08/25/2036		374	122
6.615% due 01/25/2056 ~		41,071	42,056
7.355% due 12/25/2055 ~		47,148	48,127
7.462% due 04/25/2056 «(a)		58,600	59,844
8.500% due 01/01/2056 «		63,463	67,784
JPMDB Commercial Mortgage Securities Trust
2.180% due 05/13/2053		10,000	8,576
3.057% due 11/13/2052		7,900	7,226
Kirkby RMBS PLC
0.000% due 02/22/2045 ~	GBP	2	4,399
2.250% due 02/22/2045		9,470	8,232
4.757% due 02/22/2045 •		29,059	39,084
5.957% due 02/22/2045 •		29,232	38,548
KREST Commercial Mortgage Securities Trust 2.558% due 11/05/2044		$2,400	1,907
Lavender Trust 6.250% due 10/26/2036		3,552	1,532
Legacy Mortgage Asset Trust
0.000% due 12/25/2053 (b)		118	116
0.000% due 12/25/2056 ~(a)		345,252	2,298
0.000% due 07/25/2057		168	163
0.000% due 07/25/2057 ~		74,354	71,165
0.000% due 01/25/2058 ~		23	23
3.031% due 12/25/2056 ~		345,252	273,250
3.124% due 02/25/2058 ~		15,577	11,242
3.908% due 12/26/2057 ~		247,139	226,727

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

4.000% due 02/25/2058 ~	10,141	10,144
4.250% due 02/25/2058 ~	15,577	15,391
4.500% due 02/25/2058 ~	15,577	14,698
4.911% due 01/25/2058 ~	20,971	19,213
5.792% due 12/25/2053 ~	385,976	400,162
Lehman Mortgage Trust
4.166% due 08/25/2036 •	2,365	1,493
4.341% due 12/25/2035 ~	3,323	494
4.496% due 06/25/2037 •	167	150
5.085% due 01/25/2036 ~	584	563
5.500% due 01/25/2036	512	237
5.735% due 04/25/2036 ~	496	305
6.000% due 07/25/2036	3,670	1,778
Lehman XS Trust
4.226% due 11/25/2046 •	117	105
4.246% due 08/25/2046 •	3,465	3,466
Luminent Mortgage Trust
4.166% due 11/25/2036 •	102	92
4.206% due 12/25/2036 •	691	679
4.246% due 02/25/2046 •	35	25
4.566% due 04/25/2036 •	4,727	4,249
Manhattan West Mortgage Trust 2.130% due 09/10/2039	47,900	46,105
MASTR Adjustable Rate Mortgages Trust
3.183% due 07/25/2035 ~	259	229
4.056% due 04/25/2046 •	1,794	1,689
4.146% due 12/25/2033 ~	3	3
4.326% due 05/25/2037 •	585	236
4.399% due 03/25/2035 ~	121	108
4.678% due 12/25/2034 ~	740	733
5.088% due 12/25/2033 ~	4	4
5.839% due 05/25/2034 ~	33	32
5.842% due 10/25/2034 ~	334	326
6.625% due 10/25/2032 ~	65	65
MASTR Alternative Loan Trust 4.246% due 03/25/2036 •	6,753	575
MASTR Asset Securitization Trust 6.000% due 06/25/2036	164	88
MASTR Reperforming Loan Trust
4.206% due 07/25/2035 •	1,797	840
7.000% due 08/25/2034	1,186	810
7.000% due 05/25/2035	326	210
MASTR Seasoned Securitization Trust 6.500% due 08/25/2032 ~	777	773
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
4.565% due 11/15/2031 •	259	252
4.605% due 09/15/2030 •	39	27
4.745% due 11/15/2031 •	5	5
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.725% due 08/15/2032 •	14	14
4.762% due 10/20/2029 •	243	238
Merrill Lynch Alternative Note Asset Trust
4.066% due 03/25/2037 •	684	161
4.446% due 03/25/2037 •	1,810	423
4.576% due 06/25/2037 ~	638	279
6.000% due 03/25/2037	1,040	86
Merrill Lynch Mortgage Investors Trust
4.346% due 11/25/2035 •	3	3
4.466% due 10/25/2028 •	6	6
4.506% due 06/25/2028 •	71	66
4.506% due 09/25/2029 •	2	2
4.506% due 11/25/2029 •	39	34
4.586% due 03/25/2028 •	2	2
4.626% due 03/25/2028 •	1	1
4.766% due 06/25/2035 ~	1,034	1,005
4.774% due 04/25/2029 •	74	71
4.882% due 09/25/2035 ~	3,122	2,445
4.994% due 11/25/2029 •	16	15
5.060% due 06/25/2037 ~	226	216
5.115% due 08/25/2034 ~	126	120
5.130% due 10/25/2028 •	7	7
5.286% due 11/25/2035 •	799	780
5.451% due 02/25/2035 ~	1,146	1,097
5.629% due 12/25/2035 ~	156	150
5.630% due 12/25/2032 •	48	48
5.690% due 07/25/2035 ~	83	78
5.840% due 05/25/2033 ~	562	549
6.041% due 02/25/2033 ~	4	3
6.124% due 02/25/2034 ~	2	1
6.175% due 12/25/2034 ~	3	3
6.500% due 05/25/2036 ~	46	47
6.692% due 09/25/2035 ~	720	700
7.000% due 05/25/2033 ~	3	3
MFA Trust 5.750% due 11/25/2067 þ	23,270	23,211

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

Morgan Stanley Capital I Trust
2.428% due 04/05/2042 ~		17,000	15,094
3.791% due 04/15/2055 ~		45,800	43,156
4.071% due 03/15/2052		3,635	3,574
Morgan Stanley Mortgage Loan Trust
2.841% due 06/25/2037 ~		2,334	1,326
3.240% due 11/25/2037 ~		5,894	4,084
3.550% due 07/25/2035 ~		125	112
4.106% due 03/25/2036 •		499	322
4.126% due 01/25/2036 •		5,294	2,833
4.136% due 12/25/2035 •		12	9
4.156% due 01/25/2035 •		1	1
4.166% due 01/25/2035 •		646	619
4.224% due 06/25/2036 ~		7,507	5,380
5.124% due 09/25/2035 ~		1,253	298
5.144% due 07/25/2035 ~		2,275	1,835
5.782% due 06/25/2036 ~		52	50
6.000% due 02/25/2036		81	79
6.000% due 10/25/2037		1,332	705
6.201% due 02/25/2047 þ		1,125	378
Morgan Stanley Residential Mortgage Loan Trust
0.000% due 07/25/2065 (a)		316	281
0.000% due 07/25/2065 ~		51,526	45,941
0.000% due 09/25/2065 «~		256	256
4.603% due 09/25/2065 «~		45,513	41,381
MortgageIT Mortgage Loan Trust 4.306% due 04/25/2036 •		2,171	2,096
MortgageIT Securities Corp. Mortgage Loan Trust 4.346% due 09/25/2037 •		4,318	3,306
MortgageIT Trust 4.626% due 02/25/2035 •		60	61
NAAC Reperforming Loan REMICS Trust 7.500% due 03/25/2034		306	290
New Orleans Hotel Trust 4.787% due 04/15/2032 •		2,790	2,773
New Residential Mortgage Loan Trust
3.000% due 03/25/2052 ~		33,748	29,511
6.864% due 10/25/2063 þ		13,661	13,823
New York Mortgage Trust 4.790% due 05/25/2036 ~		1,493	1,216
Newgate Funding PLC
2.700% due 12/15/2050 •	EUR	22,386	26,031
4.098% due 12/01/2050 •	GBP	227	302
Nomura Asset Acceptance Corp. Alternative Loan Trust
0.000% due 02/25/2036 ~		$11	0
4.343% due 10/25/2035 ~		24	22
4.846% due 05/25/2035 •		1,375	1,244
6.320% due 03/25/2047 þ		387	366
7.000% due 02/19/2030 ~		309	308
NYO Commercial Mortgage Trust 4.960% due 11/15/2038 •		114,370	114,285
OBX Trust
2.500% due 10/25/2051 ~		57,006	47,716
3.000% due 01/25/2052 ~		95,096	83,222
3.000% due 02/25/2052 ~		14,864	12,998
3.695% due 04/25/2053 ~		5,300	5,260
6.113% due 03/25/2063 þ		1,331	1,334
6.120% due 11/25/2062 ~		13,646	13,614
6.520% due 07/25/2063 þ		4,878	4,905
7.045% due 09/25/2063 þ		5,860	5,923
Prime Mortgage Trust 4.246% due 02/25/2034 •		193	184
Project Cashmere
4.543% due 12/30/2057 «(c)	AUD	740,900	494,440
5.713% due 12/30/2057 «(c)		21,900	14,615
5.863% due 12/30/2057 «(c)		14,700	9,810
6.163% due 12/30/2057 «(c)		7,900	5,272
6.563% due 12/30/2057 «(c)		5,500	3,670
Proteus RMBS DAC
0.000% due 10/29/2054 ~	EUR	481	0
0.000% due 10/29/2054 (b)		33,620	27,641
2.984% due 10/29/2054 •		28,594	33,099
3.434% due 10/29/2054 •		20,861	23,959
3.734% due 10/29/2054 •		15,172	17,268
4.714% due 10/29/2054 •		11,379	12,927
6.584% due 10/29/2054 •		9,482	10,742
RALI Trust
4.099% due 08/25/2035 ~		$1,246	429
4.146% due 08/25/2035 •		170	117
4.146% due 02/25/2037 •		1,090	980
4.176% due 03/25/2037 •		956	171
4.206% due 05/25/2036 •		5,073	4,692
4.206% due 09/25/2036 •		893	840
4.216% due 12/25/2036 •		12	11
4.226% due 07/25/2036 •		1,278	1,198
4.226% due 08/25/2036 •		1,609	1,650

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

4.226% due 09/25/2036 •		19	18
4.246% due 11/25/2036 •		577	416
4.266% due 06/25/2037 •		669	611
4.386% due 02/25/2046 •		829	423
5.389% due 09/25/2045 •		116	101
5.818% due 02/25/2036 ~		542	471
6.000% due 08/25/2036		686	582
6.000% due 09/25/2036		1,272	1,026
6.000% due 11/25/2036		769	620
6.000% due 01/25/2037		4	3
6.250% due 03/25/2037		678	540
6.500% due 07/25/2037		215	178
6.500% due 09/25/2037		768	644
RBSGC Mortgage Loan Trust
4.226% due 12/25/2034 •		11,180	10,297
5.750% due 04/25/2035		4,968	4,166
RBSSP Resecuritization Trust
1.943% due 08/27/2037 •		161	160
3.328% due 09/27/2037 •		9,301	8,376
4.000% due 10/26/2037		5,297	3,751
4.066% due 10/27/2036 •		810	764
4.399% due 02/27/2037 •		973	914
Regal Trust IV 4.456% due 09/29/2031 •		5	5
Residential Asset Mortgage Products Trust 8.500% due 10/25/2031		54	50
Residential Asset Securitization Trust
5.500% due 08/25/2034		35	35
5.750% due 02/25/2036		519	182
6.000% due 04/25/2037		196	97
6.000% due 05/25/2037		110	54
6.000% due 07/25/2037		1,086	393
6.250% due 08/25/2036		67	47
6.250% due 11/25/2036		1,793	625
6.250% due 09/25/2037		1,941	700
6.500% due 08/25/2036		1,317	361
6.500% due 09/25/2036		1,097	315
Resloc U.K. PLC 4.120% due 12/15/2043 •	GBP	1,157	1,502
RFMSI Trust
4.873% due 02/25/2037 ~		$1,376	892
5.101% due 07/27/2037 ~		3,063	2,226
5.484% due 02/25/2036 ~		704	672
5.500% due 12/25/2034		113	110
6.000% due 06/25/2036		410	351
6.000% due 07/25/2036		410	356
6.000% due 10/25/2036		3,922	3,203
6.000% due 06/25/2037		198	155
6.500% due 03/25/2032		24	25
Ripon Investments Financing Ltd. 0.000% due 12/02/2049 «(l)	GBP	1,647	2,174
Ripon Mortgages PLC
0.000% due 08/28/2056 ~(a)		714	332
0.000% due 08/28/2056		24,635	32,322
4.827% due 08/28/2056 •		32,762	44,237
5.027% due 08/28/2056 •		28,562	38,407
5.427% due 08/28/2056 •		14,701	19,782
6.327% due 08/28/2056 •		6,300	8,409
6.827% due 08/28/2056 •		1,031	1,387
7.827% due 08/28/2056 •		5,460	7,330
RMAC Securities No. 1 PLC
2.179% due 06/12/2044 •	EUR	893	1,031
4.059% due 06/12/2044 •	GBP	12,485	16,528
Roundstone Securities No. 2 DAC
0.000% due 06/28/2058 ~	EUR	2	0
1.000% due 06/28/2058 ~		19,957	20,958
2.918% due 06/28/2058 •		319,513	376,185
3.018% due 06/28/2058 •		34,142	40,146
3.218% due 06/28/2058 •		28,988	33,972
4.000% due 06/28/2058 ~		54,756	16,499
4.018% due 06/28/2058 •		24,158	28,238
5.018% due 06/28/2058 •		14,495	16,874
5.518% due 06/28/2058 •		7,730	8,876
Sequoia Mortgage Trust
3.544% due 09/20/2046 ~		$1,126	738
4.248% due 07/20/2036 •		10	8
4.268% due 06/20/2036 •		239	225
4.508% due 06/20/2033 •		1	1
4.548% due 07/20/2033 •		28	28
4.597% due 01/20/2047 ~		521	356
4.678% due 05/20/2034 •		93	88
5.024% due 01/20/2047 ~		826	604
5.138% due 09/20/2033 •		25	25
Sequoia Mortgage Trust 10
4.648% due 10/20/2027 •		35	34

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

SFO Commercial Mortgage Trust 5.014% due 05/15/2038 •		34,140	34,091
SRT Issuer I LLC 0.000% due 10/01/2031 «•		30,762	30,827
STARM Mortgage Loan Trust
4.712% due 10/25/2037 ~		325	240
5.860% due 02/25/2037 ~		125	108
6.219% due 04/25/2037 ~		120	56
6.674% due 01/25/2037 ~		977	563
Starwood Mortgage Trust 4.723% due 11/15/2036 •		17,500	17,472
Structured Adjustable Rate Mortgage Loan Trust
3.892% due 01/25/2035 ~		39	39
4.062% due 04/25/2036 ~		1,658	851
4.146% due 09/25/2034 •		676	635
4.146% due 08/25/2036 •		1,963	1,571
4.302% due 11/25/2035 ~		66	61
4.443% due 05/25/2036 ~		918	874
4.473% due 08/25/2035 ~		16	14
4.546% due 02/25/2036 ~		797	601
4.605% due 12/25/2035 ~		535	303
4.764% due 02/25/2036 ~		1,470	784
4.779% due 12/25/2035 ~		846	578
4.780% due 09/25/2035 ~		203	179
4.965% due 11/25/2036 ~		1,363	1,033
5.005% due 03/25/2036 ~		193	154
5.429% due 01/25/2035 •		79	73
5.630% due 10/25/2037 •		312	287
5.717% due 12/25/2034 ~		3	3
6.298% due 02/25/2034 ~		157	152
Structured Asset Mortgage Investments II Trust
4.106% due 03/25/2037 •		847	325
4.186% due 03/25/2037 •		128	11
4.226% due 06/25/2036 •		208	207
4.226% due 07/25/2046 •		328	267
4.266% due 04/25/2036 •		130	119
4.266% due 05/25/2036 •		43	31
4.286% due 05/25/2046 •		7,177	2,551
4.306% due 02/25/2036 •		47	45
4.346% due 07/19/2035 •		904	885
4.466% due 12/25/2035 •		939	808
4.546% due 01/19/2034 •		51	49
4.696% due 05/25/2047 •		6,533	5,432
5.429% due 12/25/2035 •		715	616
6.226% due 02/25/2036 •		3,146	2,722
Structured Asset Mortgage Investments Trust
3.905% due 06/25/2029 ~		6	6
4.506% due 09/19/2032 •		162	154
4.686% due 10/19/2033 •		169	158
Structured Asset Securities Corp. 4.130% due 04/15/2027 ~		5	5
Structured Asset Securities Corp. Mortgage Loan Trust 7.500% due 10/25/2036		2,153	1,207
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
4.754% due 06/25/2034 þ		35	35
4.859% due 01/25/2034 ~		360	349
6.414% due 07/25/2033 ~		4	4
6.561% due 03/25/2033 ~		217	215
6.576% due 11/25/2033 ~		18	18
Structured Asset Securities Corp. Trust 5.750% due 04/25/2035		1,263	568
Suntrust Alternative Loan Trust
4.496% due 12/25/2035 •		822	718
5.750% due 12/25/2035		540	493
6.000% due 04/25/2036		347	115
TBW Mortgage-Backed Trust
6.130% due 01/25/2037 þ		449	103
6.470% due 09/25/2036 þ		5,583	138
6.500% due 07/25/2036		4,587	945
6.515% due 07/25/2037 þ		692	255
Thornburg Mortgage Securities Trust
4.058% due 09/25/2037 ~		361	358
4.546% due 12/25/2033 •		88	87
4.663% due 10/25/2046 •		16,809	16,150
5.060% due 07/25/2036 •		17,284	14,218
5.184% due 09/25/2047 ~		8,801	5,701
5.396% due 10/25/2043 ~		110	103
5.413% due 06/25/2047 •		7,651	7,256
5.463% due 03/25/2037 •		4,855	3,448
Towd Point Mortgage Trust
2.710% due 01/25/2060 ~		659	638
2.900% due 10/25/2059 ~		5,779	5,582
4.405% due 02/25/2055 ~		7,648	7,462
Trinity Square PLC 4.844% (SONIO/N + 0.900%) due 07/15/2059 ~	GBP	21,414	28,884

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

UBS Commercial Mortgage Trust
4.241% due 06/15/2051 ~		$7,000	6,999
4.296% due 08/15/2051		5,975	5,932
4.313% due 05/15/2051		10,000	9,987
4.334% due 10/15/2051		17,486	17,478
UWM Mortgage Trust
2.500% due 11/25/2051 ~		178,784	150,246
2.500% due 12/25/2051 ~		75,017	62,791
3.000% due 01/25/2052 ~		54,398	47,571
5.000% due 11/25/2051 •		1,816	1,700
VASA Trust 4.765% due 07/15/2039 •		7,550	7,456
Verus Securitization Trust
4.260% due 02/25/2067 þ		755	728
5.811% due 05/25/2068 þ		455	455
5.850% due 12/25/2067 þ		6,640	6,624
5.999% due 02/25/2068 þ		3,033	3,028
6.193% due 03/25/2068 þ		2,795	2,795
6.443% due 08/25/2068 þ		4,597	4,623
6.665% due 09/25/2068 þ		7,270	7,335
7.070% due 10/25/2068 þ		6,617	6,706
Visio Trust 6.598% due 10/25/2058 þ		3,907	3,928
Wachovia Mortgage Loan Trust LLC
3.915% due 08/20/2035 ~		291	270
6.708% due 10/20/2035 ~		53	51
WaMu Mortgage Pass-Through Certificates Trust
3.670% due 04/25/2037 ~		1,147	1,037
3.713% due 05/25/2046 •		116	97
3.873% due 05/25/2037 ~		536	471
3.897% due 12/25/2046 •		3,510	3,236
3.960% due 03/25/2036 ~		6,765	6,042
4.002% due 11/25/2036 ~		9	9
4.104% due 02/25/2037 ~		212	183
4.104% due 05/25/2037 ~		30	24
4.140% due 12/25/2036 ~		3,831	3,452
4.146% due 12/25/2036 ~		3,518	3,335
4.173% due 02/25/2037 ~		5,850	5,278
4.237% due 04/25/2037 ~		335	307
4.271% due 12/25/2036 ~		28	26
4.325% due 08/25/2036 ~		458	413
4.341% due 04/25/2035 ~		894	869
4.369% due 12/25/2035 ~		3,174	2,909
4.372% due 02/25/2037 ~		2,063	1,846
4.386% due 12/25/2045 •		128	129
4.394% due 02/25/2037 ~		2,687	2,493
4.426% due 07/25/2045 •		100	96
4.473% due 09/25/2036 ~		2,012	1,764
4.509% due 10/25/2035 ~		218	201
4.550% due 08/25/2036 ~		62	57
4.558% due 01/25/2036 ~		1,681	1,651
4.586% due 11/25/2034 •		217	214
4.642% due 09/25/2035 ~		4,466	4,247
4.651% due 07/25/2037 ~		125	114
4.665% due 08/25/2046 ~		3,362	3,059
4.666% due 11/25/2045 •		108	103
4.666% due 12/25/2045 •		89	82
4.697% due 12/25/2035 ~		352	327
4.714% due 08/25/2036 ~		4,681	4,495
4.789% due 04/25/2047 •		3,678	3,392
4.799% due 05/25/2047 •		5,641	5,050
4.826% due 11/25/2034 •		106	104
4.827% due 07/25/2047 •		1,664	1,463
4.916% due 03/25/2035 ~		363	362
4.953% due 03/25/2037 ~		6,221	5,748
5.029% due 08/25/2046 •		46	43
5.241% due 08/25/2034 ~		65	62
5.358% due 05/25/2035 ~		4,817	4,771
5.429% due 06/25/2042 •		100	95
5.450% due 09/25/2033 ~		169	167
5.529% due 10/25/2046 •		3,614	3,469
5.696% due 09/25/2033 ~		9	9
5.812% due 01/25/2033 ~		35	35
Warwick Finance Residential Mortgages Number Three PLC
0.000% due 12/21/2049	GBP	4	20,228
4.712% due 12/21/2049 •		46,569	62,835
5.412% due 12/21/2049 •		23,296	31,504
5.912% due 12/21/2049 •		11,648	15,657
6.412% due 12/21/2049 •		6,656	8,933
6.912% due 12/21/2049 •		6,656	8,864
Washington Mutual Mortgage Pass-Through Certificates Trust
3.911% due 09/25/2036 þ		$2,718	712
4.166% due 02/25/2037 •		5,743	4,541
4.296% due 04/25/2035 •		2,974	2,514
4.999% due 05/25/2046 •		1,881	1,693
5.500% due 11/25/2035		310	290

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

5.500% due 06/25/2037		450	440
6.000% due 04/25/2036		957	846
6.768% due 07/25/2036 þ		1,096	229
6.949% due 07/25/2036 þ		1,872	391
Washington Mutual MSC Mortgage Pass-Through Certificates Trust
4.591% due 06/25/2033 ~		573	505
5.319% due 05/25/2033 ~		81	82
Wells Fargo Alternative Loan Trust 6.442% due 07/25/2037 ~		383	357
Wells Fargo Commercial Mortgage Trust
2.725% due 02/15/2053		9,400	8,816
3.311% due 06/15/2052		8,800	8,402
3.472% due 11/15/2050		10,070	9,934
3.615% due 12/15/2049		1,204	1,201
3.749% due 06/15/2036 ~		500	470
3.862% due 12/15/2039		41,000	39,821
4.023% due 03/15/2052		33,712	33,539
4.442% due 09/15/2061		4,000	4,025
Wells Fargo Mortgage-Backed Securities Trust
6.064% due 04/25/2036 ~		392	388
6.322% due 03/25/2036 ~		20	20
6.419% due 07/25/2034 ~		2	2
Worldwide Plaza Trust 3.526% due 11/10/2036		6,280	5,051

Total Non-Agency Mortgage-Backed Securities (Cost $10,592,182)			10,172,691

ASSET-BACKED SECURITIES 7.7%
AUTOMOBILE SEQUENTIAL 0.2%
Avis Budget Rental Car Funding AESOP LLC 5.250% due 04/20/2029		20,700	21,165
Enterprise Fleet Financing LLC 5.740% due 12/20/2026		5,249	5,269
First Investors Auto Owner Trust 6.440% due 10/16/2028		1,980	1,994
Hertz Vehicle Financing LLC 3.890% due 09/25/2028		31,800	31,645
Oscar U.S. Funding XIV LLC 2.820% due 04/10/2029		2,550	2,529
Toyota Auto Loan Extended Note Trust 4.930% due 06/25/2036		9,400	9,625

			72,227

CASINO SERVICES 0.1%
Gateway Casinos & Entertainment Ltd. 5.000% due 03/12/2038 «	CAD	84,519	57,764

CMBS OTHER 0.9%
ACREC Ltd. 4.999% due 10/16/2036 •		$4,399	4,394
Arbor Realty Commercial Real Estate Notes Ltd.
5.215% due 11/15/2036 •		32,930	33,146
5.434% due 01/15/2037 •		51,866	52,179
AREIT Trust
5.187% due 01/20/2037 •		7,051	7,042
5.978% due 06/17/2039 •		20,549	20,555
BDS LLC 5.531% due 03/19/2039 •		34,865	34,932
BDS Ltd. 5.199% due 12/16/2036 •		4,954	4,958
BRSP Ltd. 4.996% due 08/19/2038 •		3,504	3,506
GPMT Ltd. 5.349% due 07/16/2035 •		1,926	1,926
HGI CRE CLO Ltd. 5.674% due 04/20/2037 •		12,244	12,219
KREF Ltd. 5.181% due 02/17/2039 •		29,863	29,907
LoanCore Issuer Ltd.
5.165% due 11/15/2038 •		8,228	8,275
5.493% due 01/17/2037 •		29,371	29,409
MF1 LLC
5.881% due 06/19/2037 •		23,331	23,344
6.366% due 09/17/2037 •		6,741	6,752
MF1 Ltd.
4.929% due 10/16/2036 •		13,024	13,014
5.081% due 02/19/2037 •		16,915	16,918
Starwood Ltd.
5.049% due 04/18/2038 •		38,923	38,959
5.334% due 11/15/2038 •		40,536	40,620

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

TRTX Issuer Ltd. 5.386% due 02/15/2039 •	29,968	29,916

		411,971

HOME EQUITY OTHER 1.7%
Aames Mortgage Investment Trust 4.626% due 10/25/2035 •	457	456
ABFC Trust
4.671% due 12/25/2030 •	346	347
4.896% due 03/25/2034 •	998	972
4.941% due 05/25/2032 •	74	82
Accredited Mortgage Loan Trust 4.791% due 01/25/2035 •	261	256
ACE Securities Corp. Home Equity Loan Trust
3.966% due 10/25/2036 •	8	3
4.066% due 12/25/2036 •	5,051	1,278
4.166% due 08/25/2036 •	4,485	1,022
4.246% due 12/25/2036 •	19,475	4,927
4.286% due 08/25/2036 •	5,763	1,312
4.506% due 11/25/2035 •	498	565
4.671% due 12/25/2045 •	2,520	1,946
4.776% due 02/25/2036 •	912	868
4.821% due 11/25/2033 •	798	819
4.821% due 12/25/2034 •	167	157
Aegis Asset-Backed Securities Trust
4.491% due 12/25/2035 •	2,137	2,033
4.566% due 06/25/2035 •	1,049	1,014
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.701% due 05/25/2034 þ	686	671
4.716% due 07/25/2034 •	6	6
7.221% due 11/25/2032 •	1,578	1,683
Argent Securities Trust
3.956% due 09/25/2036 •	3,719	1,209
3.996% due 09/25/2036 •	19,201	6,240
4.146% due 06/25/2036 •	17,032	4,666
4.226% due 03/25/2036 •	5,129	2,909
4.386% due 05/25/2036 •	21,406	5,138
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.486% due 01/25/2036 •	7,326	6,908
4.971% due 11/25/2034 •	687	696
Asset-Backed Securities Corp. Home Equity Loan Trust
3.926% due 05/25/2037 •	137	100
4.606% due 10/25/2034 •	1	1
5.215% due 04/15/2033 •	348	350
7.090% due 08/15/2032 •	2,629	2,543
Bear Stearns Asset-Backed Securities I Trust
4.186% due 12/25/2036 •	1,739	1,737
4.896% due 08/25/2037 •	3,370	3,079
5.434% due 06/25/2035 •	7,093	7,215
Bear Stearns Asset-Backed Securities Trust
4.646% due 10/27/2032 •	12	12
4.846% due 11/25/2042 •	41	41
6.132% due 06/25/2043 ~	174	172
C-BASS Mortgage Loan Trust 3.267% due 03/25/2037 þ	4,152	1,516
C-BASS Trust
3.133% due 04/25/2037 •	604	362
3.966% due 11/25/2036 •	74	34
4.146% due 11/25/2036 •	7,172	3,280
Carrington Mortgage Loan Trust
4.006% due 10/25/2036 •	2,685	2,101
4.096% due 10/25/2036 •	3,146	2,462
4.106% due 02/25/2037 •	28,060	27,347
CDC Mortgage Capital Trust 4.641% due 07/25/2034 •	160	212
Chase Funding Trust
4.406% due 02/25/2033 •	20	20
4.486% due 08/25/2032 •	339	337
CIT Home Equity Loan Trust 4.896% due 09/25/2030 •	86	86
Citigroup Mortgage Loan Trust, Inc.
4.016% due 07/25/2045 •	5,979	4,247
4.036% due 05/25/2037 •	7,696	5,241
4.106% due 07/25/2045 •	2,783	1,976
4.166% due 12/25/2036 •	7,235	4,099
4.346% due 08/25/2036 •	7,275	7,210
4.386% due 05/25/2037 •	1,784	1,778
4.581% due 09/25/2035 •	574	573
7.250% due 10/25/2037 þ	1,267	1,234
7.264% due 01/25/2037 þ	753	326
Countrywide Asset-Backed Certificates
4.246% due 08/25/2034 •	293	286
4.526% due 12/25/2036 •	281	235
Countrywide Asset-Backed Certificates Trust
3.083% due 03/25/2036 •	345	343

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

3.332% due 04/25/2035 •	399	396
3.986% due 08/25/2037 •	8,948	8,053
4.076% due 10/25/2047 •	210	209
4.126% due 02/25/2037 •	3,581	3,447
4.126% due 03/25/2037 •	1,040	1,028
4.206% due 11/25/2047 •	1,141	1,094
4.286% due 09/25/2037 •	809	864
4.286% due 09/25/2047 •	7,704	7,919
4.346% due 10/25/2034 •	1,059	1,043
4.431% due 06/25/2036 •	1,972	1,972
4.586% due 12/25/2034 •	999	983
4.746% due 11/25/2034 •	197	195
4.806% due 02/25/2036 •	3,236	3,184
5.583% due 08/25/2035 ~	16,013	15,659
Credit Suisse First Boston Mortgage Securities Corp. 3.850% due 08/25/2032 •	862	839
Credit-Based Asset Servicing & Securitization LLC
4.226% due 07/25/2037 •	197	132
6.780% due 05/25/2035 þ	591	547
Delta Funding Home Equity Loan Trust 4.685% due 09/15/2029 •	75	72
EMC Mortgage Loan Trust 4.586% due 05/25/2040 •	9	9
EquiFirst Mortgage Loan Trust 4.596% due 01/25/2034 •	8	8
Fieldstone Mortgage Investment Trust
4.226% due 05/25/2036 •	5,060	3,867
4.389% due 11/25/2036 •	7,433	4,892
Finance America Mortgage Loan Trust 4.746% due 08/25/2034 •	66	62
Finance of America Structured Securities Trust 3.500% due 07/25/2075 þ	74,395	72,761
First NLC Trust
2.954% due 05/25/2035 •	860	782
3.986% due 08/25/2037 •	2,197	1,113
4.126% due 08/25/2037 •	2,280	1,155
Fremont Home Loan Trust
3.966% due 01/25/2037 •	25	11
4.046% due 08/25/2036 •	332	103
4.106% due 11/25/2036 •	34,331	12,059
4.146% due 01/25/2037 •	10,922	5,040
4.166% due 08/25/2036 •	6,811	2,117
4.186% due 02/25/2037 •	40,169	12,160
4.326% due 02/25/2037 •	15,254	4,648
4.346% due 05/25/2036 •	9,432	6,201
4.386% due 04/25/2036 •	2,652	2,404
4.506% due 01/25/2036 •	4,853	4,728
4.776% due 07/25/2034 •	1	3
4.911% due 06/25/2035 •	2,035	2,029
GE-WMC Mortgage Securities Trust 3.926% due 08/25/2036 •	5	2
GMACM Home Equity Loan Trust 7.000% due 09/25/2037 ~	5	5
GSAA Home Equity Trust
3.986% due 03/25/2036 •	37	12
4.046% due 03/25/2037 •	486	132
4.086% due 04/25/2047 •	821	766
4.086% due 05/25/2047 •	2,359	1,385
4.186% due 09/25/2036 •	8,050	1,761
4.206% due 05/25/2036 •	13,453	2,788
4.206% due 07/25/2037 •	194	191
4.341% due 03/25/2036 ~	3,852	1,501
4.446% due 03/25/2037 •	1,682	669
4.446% due 05/25/2047 •	131	81
4.746% due 08/25/2037 •	89	88
GSAMP Trust
3.936% due 01/25/2037 •	2,394	1,483
3.966% due 12/25/2036 •	4,874	2,421
4.026% due 11/25/2035 •	349	26
4.326% due 06/25/2036 •	3,194	1,771
4.326% due 08/25/2036 •	1,269	1,102
4.386% due 04/25/2036 •	2,887	1,974
5.166% due 12/25/2034 •	765	703
5.496% due 10/25/2034 •	120	122
5.721% due 03/25/2034 •	1,644	1,400
Home Equity Asset Trust
4.446% due 11/25/2032 •	154	145
4.941% due 05/25/2035 •	179	179
Home Equity Loan Trust 4.076% due 04/25/2037 •	2,237	2,194
Home Equity Mortgage Loan Asset-Backed Trust
4.086% due 04/25/2037 •	817	590
4.266% due 04/25/2037 •	2,628	1,898
HSI Asset Loan Obligation Trust 3.966% due 12/25/2036 •	87	25

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

HSI Asset Securitization Corp. Trust
3.946% due 10/25/2036 •	130	46
4.066% due 12/25/2036 •	462	113
4.186% due 12/25/2036 •	4,212	981
4.626% due 11/25/2035 •	1,698	1,604
IMC Home Equity Loan Trust 5.690% due 07/25/2026 ~	1	1
JP Morgan Mortgage Acquisition Corp. 2.664% due 10/25/2035 •	471	467
JP Morgan Mortgage Acquisition Trust
4.006% due 08/25/2036 •	182	81
4.066% due 08/25/2036 •	19	14
4.166% due 07/25/2036 •	4,907	1,347
6.337% due 08/25/2036 þ	1,470	862
JP Morgan Mortgage Trust 0.000% due 10/25/2055 ~	27,274	29,567
Lehman ABS Mortgage Loan Trust
3.936% due 06/25/2037 •	4,216	2,826
4.046% due 06/25/2037 •	2,276	1,524
Long Beach Mortgage Loan Trust
4.166% due 12/25/2036 •	16,521	11,324
4.206% due 03/25/2046 •	1,412	1,249
4.366% due 08/25/2045 •	3,508	3,489
4.406% due 10/25/2034 •	9	9
4.896% due 06/25/2035 •	4,290	4,249
5.121% due 02/25/2035 •	1,880	1,863
MASTR Asset-Backed Securities Trust
3.946% due 01/25/2037 •	81	23
4.146% due 08/25/2036 •	3,828	1,354
4.326% due 03/25/2036 •	4,695	2,801
4.326% due 10/25/2036 •	3,844	3,487
4.596% due 10/25/2035 •	5,902	5,852
5.971% due 11/25/2035 þ	90	66
6.219% due 02/25/2036 þ	153	130
Merrill Lynch First Franklin Mortgage Loan Trust 4.186% due 04/25/2037 •	2,030	755
Merrill Lynch Mortgage Investors Trust
4.010% due 11/25/2037 •	11,241	3,478
4.066% due 08/25/2037 •	6,888	3,394
4.086% due 02/25/2037 •	836	236
4.146% due 08/25/2037 •	28,847	14,210
4.326% due 08/25/2037 •	1,442	711
4.366% due 03/25/2037 •	20,113	19,126
4.366% due 04/25/2037 •	2,087	1,000
4.486% due 03/25/2037 •	5,394	5,129
4.746% due 02/25/2047 •	12,908	7,483
Morgan Stanley ABS Capital I, Inc. Trust
3.906% due 12/25/2036 •	2,339	1,181
3.906% due 05/25/2037 •	706	648
3.936% due 01/25/2037 •	4,591	2,126
3.946% due 07/25/2036 •	123	45
3.946% due 11/25/2036 •	1,131	671
3.956% due 03/25/2037 •	5,449	2,332
3.986% due 11/25/2036 •	11,580	5,571
3.986% due 05/25/2037 •	3,119	2,437
3.996% due 10/25/2036 •	10,892	5,724
3.996% due 11/25/2036 •	12,509	7,427
3.996% due 12/25/2036 •	1,617	816
4.026% due 03/25/2037 •	20,995	8,980
4.046% due 02/25/2037 •	1,748	777
4.061% due 03/25/2037 •	8,319	3,278
4.076% due 10/25/2036 •	1,303	685
4.076% due 11/25/2036 •	11,258	6,691
4.096% due 12/25/2036 •	7,014	3,539
4.096% due 05/25/2037 •	1,265	1,161
4.106% due 02/25/2037 •	741	329
4.146% due 06/25/2036 •	5,384	2,697
4.146% due 09/25/2036 •	14,574	5,047
4.166% due 09/25/2036 •	8,713	3,745
4.186% due 03/25/2037 •	2,708	1,159
4.206% due 02/25/2037 •	3,576	1,140
4.346% due 08/25/2036 •	12,707	6,407
4.581% due 07/25/2035 •	2,655	2,625
4.776% due 11/25/2034 •	115	116
4.846% due 03/25/2033 •	381	383
Morgan Stanley Dean Witter Capital I, Inc. Trust
5.121% due 09/25/2032 •	170	169
5.196% due 02/25/2033 •	204	220
Morgan Stanley Home Equity Loan Trust
3.946% due 12/25/2036 •	12,575	6,038
4.166% due 04/25/2036 •	3,813	2,646
Morgan Stanley IXIS Real Estate Capital Trust
3.896% due 11/25/2036 •	5	2
4.146% due 07/25/2036 •	7,608	2,975
4.306% due 07/25/2036 •	23,329	9,177

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

Morgan Stanley Mortgage Loan Trust
4.006% due 11/25/2036 •	3,134	866
5.380% due 11/25/2036 •	1,554	605
5.750% due 04/25/2037 ~	520	250
6.000% due 02/25/2037 ~	318	179
6.077% due 10/25/2046 þ	2,305	525
6.226% due 10/25/2036 þ	970	256
New Century Home Equity Loan Trust
4.566% due 10/25/2035 •	408	405
4.626% due 03/25/2035 •	509	509
4.731% due 05/25/2034 •	457	478
6.846% due 01/25/2033 •	1,077	954
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.506% due 10/25/2036 •	19,869	3,587
4.646% due 02/25/2037 •	1,703	458
6.532% due 10/25/2036 þ	2,569	440
NovaStar Mortgage Funding Trust
4.046% due 01/25/2037 •	3,388	1,125
4.146% due 06/25/2036 •	1,494	1,113
4.146% due 09/25/2036 •	11,630	4,560
4.146% due 03/25/2037 •	3,456	1,091
4.186% due 11/25/2036 •	7,804	2,375
4.206% due 03/25/2037 •	2,861	903
4.266% due 01/25/2037 •	15,239	5,061
4.346% due 10/25/2036 •	4,080	1,891
4.556% due 12/25/2033 •	141	140
4.671% due 06/25/2034 •	3	3
5.721% due 03/25/2035 •	2,317	2,299
Option One Mortgage Loan Trust
4.016% due 05/25/2037 •	3,037	1,650
4.026% due 04/25/2037 •	5,794	2,944
4.046% due 01/25/2037 •	7,669	4,520
4.066% due 04/25/2037 •	14,318	10,063
4.086% due 04/25/2037 •	2,326	1,339
4.096% due 07/25/2037 •	2,200	1,463
4.126% due 01/25/2037 •	17,264	10,175
4.126% due 02/25/2037 •	6,787	3,362
4.176% due 04/25/2037 •	1,884	934
4.286% due 01/25/2037 •	6,492	3,826
4.346% due 03/25/2037 •	1,083	535
4.386% due 01/25/2036 •	5,647	5,385
Option One Mortgage Loan Trust Asset-Backed Certificates
4.536% due 11/25/2035 •	8,091	7,880
4.701% due 10/25/2032 •	834	1,008
Ownit Mortgage Loan Trust 4.746% due 10/25/2036 •	1,542	1,545
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 5.646% due 12/25/2034 •	8,753	8,786
People's Choice Home Loan Securities Trust
4.791% due 05/25/2035 •	1,680	1,610
5.196% due 01/25/2035 •	269	265
People's Financial Realty Mortgage Securities Trust 3.986% due 09/25/2036 •	17,313	4,166
Popular ABS Mortgage Pass-Through Trust 4.056% due 01/25/2037 •	1,811	1,765
RAAC Trust 4.546% due 11/25/2046 •	5,050	4,713
RCKT Mortgage Trust 4.795% due 09/25/2055 þ	5,790	5,783
Renaissance Home Equity Loan Trust
3.383% due 08/25/2033 •	31	29
4.546% due 08/25/2032 •	104	101
4.566% due 11/25/2034 •	182	163
5.893% due 06/25/2037 þ	8,030	1,988
5.906% due 06/25/2037 þ	8,997	2,233
Residential Asset Mortgage Products Trust 4.416% due 01/25/2036 •	1,129	1,120
Residential Asset Securities Corporation Trust
4.086% due 10/25/2036 •	847	834
4.106% due 11/25/2036 •	3,526	3,309
4.186% due 11/25/2036 •	1,204	1,135
4.281% due 06/25/2036 •	9,844	9,729
4.406% due 04/25/2036 •	384	383
4.426% due 06/25/2033 •	593	586
4.461% due 03/25/2036 •	1,200	1,188
4.941% due 03/25/2035 •	1,895	1,907
SASCO Mortgage Loan Trust 4.369% due 12/25/2034 •	444	443
Securitized Asset-Backed Receivables LLC Trust
3.966% due 12/25/2036 •	219	46
4.106% due 05/25/2037 •	350	275
4.166% due 07/25/2036 •	2,103	687
4.326% due 07/25/2036 •	2,703	883
SG Mortgage Securities Trust 4.146% due 10/25/2036 •	7,597	7,275

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

Soundview Home Loan Trust
4.026% due 08/25/2037 •	251	250
4.066% due 01/25/2037 •	2,275	1,670
4.166% due 01/25/2037 •	2,172	1,595
4.206% due 02/25/2037 •	7,530	2,004
4.366% due 02/25/2037 •	9,716	2,599
4.406% due 05/25/2036 •	1,281	1,258
Structured Asset Investment Loan Trust
4.146% due 06/25/2036 •	95	94
4.446% due 01/25/2036 •	689	682
4.746% due 05/25/2035 •	2,584	2,557
4.776% due 09/25/2034 •	46	40
4.776% due 01/25/2035 •	8,254	8,206
4.846% due 09/25/2034 •	118	123
4.971% due 01/25/2035 •	3,957	3,569
5.046% due 12/25/2034 •	249	249
5.226% due 04/25/2033 •	129	133
5.421% due 01/25/2035 •	4,313	3,737
5.571% due 01/25/2035 •	3,813	1,649
Structured Asset Securities Corp. Mortgage Loan Trust
4.026% due 01/25/2037 •	2,115	1,205
4.306% due 01/25/2037 •	15,627	9,047
4.386% due 04/25/2036 •	4,141	4,075
4.746% due 05/25/2037 •	1,009	997
WaMu Asset-Backed Certificates WaMu Trust
4.146% due 01/25/2037 •	11,241	5,137
4.346% due 04/25/2037 •	9,185	3,353
Washington Mutual Asset-Backed Certificates Trust 3.851% due 10/25/2036 •	1,267	444

		770,532

HOME EQUITY SEQUENTIAL 0.0%
JP Morgan Mortgage Acquisition Trust
3.881% due 07/25/2036 •	775	771
4.106% due 03/25/2037 •	1,042	1,037
Morgan Stanley Mortgage Loan Trust
4.086% due 04/25/2037 •	4,488	1,194
4.306% due 02/25/2037 •	406	79
4.566% due 04/25/2037 •	2,175	580
Saxon Asset Securities Trust 4.186% due 10/25/2046 •	2,107	2,081

		5,742

MANUFACTURING HOUSE SEQUENTIAL 0.0%
Conseco Finance Securitizations Corp. 7.490% due 07/01/2031 þ	55	56

WHOLE LOAN COLLATERAL 0.1%
Bear Stearns Asset-Backed Securities I Trust 4.246% due 11/25/2034 •	551	473
Bear Stearns Asset-Backed Securities Trust
4.896% due 10/25/2036 ~	576	248
5.500% due 01/25/2034 þ	13	11
Citigroup Mortgage Loan Trust, Inc. 6.851% due 05/25/2036 þ	1,955	695
First Franklin Mortgage Loan Trust
4.156% due 10/25/2036 •	5,954	5,020
4.166% due 04/25/2036 •	1,501	1,485
4.326% due 08/25/2036 •	1,833	1,759
4.326% due 10/25/2036 •	3,130	2,074
5.046% due 01/25/2035 •	701	711
5.271% due 10/25/2034 •	428	433
GSAMP Trust 4.896% due 06/25/2034 •	453	466
RAAC Trust 4.446% due 06/25/2044 •	641	596
Residential Asset Mortgage Products Trust
4.196% due 10/25/2036 •	4,552	4,486
4.446% due 03/25/2036 •	3,080	3,063
4.486% due 01/25/2036 •	2,045	1,924
Securitized Asset-Backed Receivables LLC Trust
4.346% due 03/25/2036 •	8,471	5,373
4.346% due 05/25/2036 •	8,707	4,702
4.806% due 01/25/2036 •	967	908
Specialty Underwriting & Residential Finance Trust
3.671% due 02/25/2037 þ	27,660	8,879
4.046% due 11/25/2037 •	352	194
4.146% due 11/25/2037 •	4,583	2,542
4.546% due 03/25/2037 •	1,654	857
4.602% due 12/25/2036 •	886	867
4.746% due 06/25/2036 •	9,016	8,761

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

4.821% due 12/25/2035 •		254	253

			56,780

OTHER ABS 4.7%
AMMC CLO 27 Ltd. 4.964% due 01/20/2037 •		10,700	10,696
Apidos CLO XXIV 5.096% due 10/20/2030 •		482	483
ARES European CLO XII DAC 2.854% due 04/20/2032 •	EUR	13,498	15,877
ARES LX CLO Ltd. 5.064% due 07/18/2034 •		$2,000	2,001
ARES LXII CLO Ltd. 4.928% due 01/25/2034 •		22,500	22,500
ARES LXV CLO Ltd. 4.978% due 07/25/2034 •		14,400	14,398
Atlas Senior Loan Fund XIII 5.199% due 04/22/2031 •		121	121
Atlas Senior Loan Fund XVI Ltd. 5.019% due 01/20/2034 •		13,250	13,250
Bain Capital Euro CLO DAC 2.744% due 01/20/2032 •	EUR	5,849	6,878
Birch Grove CLO Ltd. 5.472% due 07/17/2037 •		$27,450	27,567
Black Diamond CLO DAC 3.044% due 05/15/2032 •	EUR	2,628	3,093
BlackRock European CLO VII DAC 2.629% due 10/15/2031 •		6,886	8,103
BlueMountain CLO Ltd. 5.048% due 10/25/2030 •		$7,382	7,391
BlueMountain CLO XXXIV Ltd. 5.034% due 04/20/2035 •		22,700	22,711
BlueMountain Fuji EUR CLO V DAC 2.919% due 01/15/2033 •	EUR	8,161	9,601
BNPP AM Euro CLO DAC
2.626% due 04/15/2031 •		3,044	3,580
2.835% due 07/22/2032 •		17,299	20,285
Cairn CLO X DAC 2.789% due 10/15/2031 •		12,959	15,241
Canyon CLO Ltd. 5.005% due 10/15/2034 •		$2,650	2,651
Capital Four U.S. CLO II Ltd. 5.784% due 01/20/2037 •		38,800	39,085
Carlyle Euro CLO DAC 2.709% due 01/15/2031 •	EUR	11,493	13,514
Carlyle Global Market Strategies Euro CLO Ltd. 2.814% due 11/15/2031 •		3,121	3,670
Carlyle U.S. CLO Ltd. 4.994% due 10/20/2034 •		$2,500	2,501
CarVal CLO I Ltd. 5.124% due 07/16/2031 •		5,936	5,940
CBAMR Ltd. 5.535% due 07/15/2037 •		39,000	39,039
CIFC Funding Ltd. 5.077% due 10/24/2030 •		6,933	6,942
Commonbond Student Loan Trust 2.550% due 05/25/2041		895	861
Consumer Loan Finance
0.000% due 11/25/2054 «		7,092	3,624
5.150% due 11/25/2054		9,616	9,680
5.350% due 11/25/2054		27,963	28,512
5.450% due 11/25/2054		6,888	6,998
5.750% due 11/25/2054		3,438	3,479
6.600% due 11/25/2054		4,500	4,539
8.750% due 11/25/2054		2,576	2,606
Consumer Loan Finance Issuer Trust
0.000% due 11/25/2053 «		53,749	23,846
0.000% due 11/25/2054 «		4,051	2,131
5.150% due 11/25/2054		2,549	2,554
5.350% due 11/25/2054		14,059	14,351
5.450% due 11/25/2054		3,504	3,562
5.750% due 11/25/2054		1,751	1,776
6.250% due 11/25/2053		19,299	19,356
6.400% due 11/25/2053		179,510	185,921
6.600% due 11/25/2054		2,204	2,231
6.950% due 11/25/2053		35,573	36,868
7.400% due 11/25/2053		35,573	36,927
8.750% due 11/25/2054		1,319	1,337
9.100% due 11/25/2053		20,769	21,604
9.350% due 11/25/2053		19,273	19,531
Diamond Infrastructure Funding LLC 1.760% due 04/15/2049		1,100	1,069
Dryden 27 R Euro CLO DAC 2.686% due 04/15/2033 •	EUR	20,669	24,303

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

Dryden 52 Euro CLO DAC 2.924% due 05/15/2034 •		12,852	15,121
Dryden 54 Senior Loan Fund 5.034% due 10/19/2029 •		$371	371
Dryden 86 CLO Ltd. 5.012% due 07/17/2034 •		4,200	4,201
Euro-Galaxy III CLO DAC 2.686% due 04/24/2034 •	EUR	26,449	31,120
Fortress Credit BSL X Ltd. 5.014% due 04/20/2033 •		$11,000	11,012
Golub Capital Partners CLO 50B-R Ltd. 4.994% due 04/20/2035 •		11,850	11,850
GoodLeap Sustainable Home Solutions Trust
2.100% due 05/20/2048		6,742	5,498
4.000% due 04/20/2049		13,716	12,245
Greywolf CLO IV Ltd. 5.122% due 04/17/2034 •		9,150	9,161
Guggenheim CLO Ltd. 5.055% due 01/15/2035 •		6,550	6,542
Harvest CLO XXI DAC
1.040% due 07/15/2031	EUR	1,661	1,928
2.769% due 07/15/2031 •		14,650	17,229
Harvest CLO XXII DAC 2.859% due 01/15/2032 •		8,962	10,542
Jamestown CLO XI Ltd. 5.273% due 07/14/2031 •		$486	486
Jubilee CLO DAC 2.659% due 04/15/2031 •	EUR	21,938	25,795
KKR CLO 16 Ltd. 4.988% due 10/20/2034 •		$32,300	32,311
KKR CLO 27 Ltd. 5.015% due 01/15/2035 •		8,100	8,100
KKR CLO 33 Ltd. 4.993% due 07/20/2034 •		8,050	8,052
KKR CLO 36 Ltd. 5.055% due 10/15/2034 •		28,400	28,410
LCM 30 Ltd. 5.226% due 04/20/2031 •		6,028	6,032
Lendmark Funding Trust 1.900% due 11/20/2031		750	731
Madison Park Euro Funding XIV DAC 2.826% due 07/15/2032 •	EUR	14,357	16,887
Massachusetts Educational Financing Authority 5.525% due 04/25/2038 •		$257	257
MMAF Equipment Finance LLC 5.200% due 09/13/2027		1,286	1,289
Mosaic Solar Loan Trust 2.640% due 01/20/2053		15,167	13,215
Navesink CLO 2 Ltd. 0.000% due 01/15/2036 •(c)		14,150	14,150
Navient Private Education Loan Trust 3.610% due 12/15/2059		340	340
Nelnet Student Loan Trust
4.670% due 06/22/2065		30,676	30,597
5.268% due 06/22/2065 •		26,472	26,695
6.118% due 02/20/2041 •		3,757	3,840
6.640% due 02/20/2041		4,128	4,301
Northwoods Capital 25 Ltd. 5.004% due 07/20/2034 •		19,500	19,469
OCP Euro CLO DAC 3.300% due 10/20/2039 •	EUR	25,690	30,216
Octagon Investment Partners 39 Ltd. 5.034% due 10/20/2030 •		$1,590	1,592
OneMain Financial Issuance Trust
1.750% due 09/14/2035		841	828
4.744% due 06/16/2036 •		2,249	2,253
Park Avenue Institutional Advisers CLO Ltd. 4.994% due 01/20/2034 •		12,400	12,409
Performer Funding 1 PLC
0.000% due 06/21/2035	GBP	27,414	20,920
5.789% due 06/21/2035 •		30,900	41,656
6.789% due 06/21/2035 •		21,700	29,317
7.789% due 06/21/2035 •		14,400	19,639
9.289% due 06/21/2035 •		6,200	8,449
11.289% due 06/21/2035 •		9,300	12,673
Post CLO Ltd. 4.985% due 10/15/2034 •		$27,250	27,252
PPM CLO 3 Ltd. 5.002% due 07/17/2034 •		12,550	12,551
PPM CLO 5 Ltd. 4.998% due 10/18/2034 •		21,400	21,400
Project Panama SPV LLC 7.819% due 01/03/2029 «		46,803	47,097
Riserva CLO Ltd. 4.934% due 01/18/2034 •		6,350	6,350

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

Rockford Tower CLO Ltd. 5.014% due 07/20/2034 •		8,400	8,401
Romark CLO - IV Ltd. 5.067% due 07/10/2034 •		11,300	11,305
Romark CLO Ltd. 5.151% due 10/23/2030 •		1,191	1,192
Scalelogix ABS U.S. Issuer LLC 5.673% due 07/25/2055		19,400	19,493
Shackleton CLO Ltd. 5.231% due 05/07/2031 •		28	29
SLC Student Loan Trust 5.294% due 06/15/2040 •		1,207	1,197
SLM Student Loan Trust 6.275% due 01/27/2026 •		182	183
SMB Private Education Loan Trust
0.000% due 03/15/2052 «		1,583	2,101
0.000% due 09/15/2053		1	285
0.000% due 03/15/2055 «		11	142
3.940% due 02/16/2055		25,061	24,562
4.780% due 03/15/2055		8,500	8,421
4.960% due 03/15/2055		172,683	174,089
5.100% due 03/15/2055		8,500	8,568
5.184% due 03/15/2055 •		19,208	19,244
5.260% due 03/15/2055		16,900	16,409
5.274% due 03/15/2052 •		10,857	10,878
5.434% due 02/16/2055 •		10,402	10,508
5.550% due 03/15/2052		10,857	11,213
5.634% due 09/15/2053 •		31,085	31,645
6.150% due 09/15/2053		19,149	20,179
6.250% due 03/15/2052		2,335	2,413
6.500% due 03/15/2052		1,100	1,156
6.930% due 09/15/2053		12,921	13,765
7.540% due 09/15/2053		2,644	2,804
8.290% due 03/15/2052		1,195	1,253
8.870% due 09/15/2053		5,450	5,951
SoFi Alternative Trust 3.192% due 05/16/2050 ~		40,282	38,747
SoFi Consumer Loan Program Trust
0.000% due 03/27/2034 «		4,019	5,275
4.910% due 03/27/2034		20,780	20,889
5.250% due 03/27/2034		3,796	3,843
5.770% due 03/27/2034		2,944	2,988
6.260% due 03/27/2034		2,177	2,212
Sound Point CLO XVIII Ltd. 5.266% due 01/21/2031 •		26	26
Sound Point CLO XX Ltd. 5.220% due 07/26/2031 •		1,257	1,258
Stonepeak ABS 2.301% due 02/28/2033		172	168
Sunrun Demeter Issuer LLC 2.270% due 01/30/2057		33,768	30,834
Switch ABS Issuer LLC 5.121% due 10/25/2055		13,100	13,101
Symphony CLO 36 Ltd. 0.000% due 01/20/2036 •(c)		20,450	20,450
Symphony CLO 37 Ltd. 5.684% due 01/20/2037 •		14,075	14,167
Symphony CLO XXIV Ltd. 5.261% due 10/23/2035 •		13,300	13,298
Symphony CLO XXV Ltd. 4.874% due 04/19/2034 •		26,100	26,099
T-Mobile U.S. Trust 5.050% due 09/20/2029		21,200	21,335
Thayer Park CLO Ltd. 4.868% due 04/20/2034 •		10,950	10,945
Toro European CLO 6 DAC 2.945% due 01/12/2032 •	EUR	8,728	10,268
Toro European CLO 7 DAC 2.874% due 02/15/2034 •		15,130	17,798
Triaxx Prime CDO Ltd.
4.590% due 10/02/2039 •		$2,660	24
4.763% due 10/02/2039 ^•(d)		13,598	121
Trinitas CLO VI Ltd. 4.968% due 01/25/2034 •		16,100	16,107
Trinitas CLO XVII Ltd. 5.034% due 10/20/2034 •		29,700	29,710
Venture 32 CLO Ltd. 5.246% due 07/18/2031 •		406	407
Venture 33 CLO Ltd. 5.226% due 07/15/2031 •		1,996	1,997
Venture 36 CLO Ltd. 5.276% due 04/20/2032 •		9,267	9,274
Venture XXIX CLO Ltd. 5.103% due 09/07/2030 •		1,583	1,584
Venture XXVII CLO Ltd. 5.196% due 07/20/2030 •		203	203

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

Vibrant CLO XI Ltd. 5.266% due 07/20/2032 •		7,863	7,867
Vibrant CLO XII Ltd. 5.034% due 04/20/2034 •		11,700	11,702
Whetstone Park CLO Ltd. 4.954% due 01/20/2035 •		19,150	19,150
Wind River CLO Ltd. 4.994% due 07/20/2034 •		13,000	13,004

			2,219,400

Total Asset-Backed Securities (Cost $3,773,016)			3,594,472

SOVEREIGN ISSUES 10.6%
Abu Dhabi Government International Bonds 3.125% due 04/16/2030		1,600	1,553
Australia Government Bonds 2.750% due 06/21/2035	AUD	179,200	101,694
Brazil Government International Bonds
6.125% due 03/15/2034		$15,700	15,895
7.125% due 05/13/2054		2,450	2,431
7.250% due 01/12/2056		53,215	52,834
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2026 (g)	BRL	2,838,500	501,082
Canada Government Bonds
3.000% due 06/01/2034	CAD	131,800	93,859
3.250% due 12/01/2034		89,632	64,819
Colombia TES
11.000% due 08/22/2029	COP	321,297,100	80,412
11.750% due 01/24/2035		305,820,500	75,405
12.750% due 11/28/2040		324,493,300	84,249
13.250% due 02/09/2033		280,894,200	75,363
CPPIB Capital, Inc. 4.300% due 06/02/2034	CAD	8,200	6,240
Eagle Funding Luxco SARL 5.500% due 08/17/2030		$115,950	118,250
European Union 2.875% due 10/05/2029	EUR	185,300	220,812
Israel Government International Bonds
5.375% due 03/12/2029		$31,800	32,773
5.500% due 03/12/2034 (n)		27,000	28,006
5.750% due 03/12/2054		3,900	3,760
Ivory Coast Government International Bonds 5.875% due 10/17/2031	EUR	20,800	24,643
Japan Government Forty Year Bonds 2.200% due 03/20/2064	JPY	9,406,000	43,715
Japan Government Thirty Year Bonds
2.300% due 12/20/2054		15,900,000	81,526
2.400% due 03/20/2055		17,085,500	89,612
2.800% due 06/20/2055		12,340,000	70,526
3.200% due 09/20/2055		6,050,000	37,454
Japan Government Twenty Year Bonds
2.000% due 12/20/2044		20,860,000	115,889
2.400% due 03/20/2045		11,554,800	68,290
Korea Development Bank
3.000% due 01/13/2026		$2,600	2,599
4.642% (SOFRRATE + 0.700%) due 10/23/2026 ~		7,450	7,493
Korea National Oil Corp. 4.875% due 04/03/2029		1,700	1,741
Kuwait International Government Bonds
4.016% due 10/09/2028		18,500	18,548
4.136% due 10/09/2030		19,700	19,739
4.652% due 10/09/2035		14,200	14,216
Mexico Government International Bonds
3.500% due 09/19/2029	EUR	6,100	7,152
4.500% due 03/19/2034		5,500	6,444
4.750% due 03/22/2031		$13,600	13,478
5.000% due 04/27/2051		26,100	21,050
5.125% due 03/19/2038	EUR	800	935
5.375% due 03/22/2033		$16,000	15,912
5.625% due 09/22/2035		28,400	28,045
6.000% due 05/07/2036		1,100	1,117
6.625% due 01/29/2038		12,208	12,770
6.875% due 05/13/2037		11,400	12,192
Mexico Udibonos 4.000% due 08/24/2034 (h)	MXN	61	3
New South Wales Treasury Corp.
1.750% due 03/20/2034	AUD	76,300	39,477
4.750% due 02/20/2037		10,400	6,532
Paraguay Government International Bonds 4.950% due 04/28/2031		$8,000	8,134
Peru Government Bonds
5.940% due 02/12/2029	PEN	3,000	936
6.850% due 08/12/2035		93,230	29,909
7.300% due 08/12/2033		639,056	216,963

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

Peru Government International Bonds
5.350% due 08/12/2040		6,400	1,691
5.400% due 08/12/2034		1,051	312
6.150% due 08/12/2032		370,910	119,085
6.950% due 08/12/2031		284,001	93,940
Province of Alberta 2.050% due 08/17/2026		$6,000	5,937
Province of Ontario
3.650% due 06/02/2033	CAD	700	514
3.800% due 12/02/2034		16,643	12,177
Province of Quebec
3.600% due 09/01/2033		6,100	4,442
4.450% due 09/01/2034		225,700	172,746
Qatar Government International Bonds
4.400% due 04/16/2050		$46,200	40,963
5.103% due 04/23/2048		600	594
Queensland Treasury Corp.
1.500% due 08/20/2032	AUD	80,900	43,605
4.500% due 08/22/2035		28,600	17,888
Republic of Poland Government International Bonds 5.125% due 09/18/2034		$5,300	5,441
Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR	208,700	10,775
7.000% due 02/28/2031		1,368,700	80,861
8.500% due 01/31/2037		720,900	43,277
8.750% due 01/31/2044		57,990	3,371
8.750% due 02/28/2048		131,800	7,680
8.875% due 02/28/2035		4,729,500	298,050
9.000% due 01/31/2040		176,780	10,717
Republic of South Africa Government International Bonds 7.100% due 11/19/2036		$4,100	4,408
Romania Government International Bonds
2.000% due 01/28/2032	EUR	33,500	33,683
2.000% due 04/14/2033		5,190	4,964
3.000% due 02/27/2027		$5,240	5,162
3.624% due 05/26/2030	EUR	25,050	28,997
5.250% due 03/10/2030		12,000	14,758
5.250% due 05/30/2032		30,900	37,149
5.375% due 06/07/2033		6,900	8,197
5.625% due 05/30/2037		29,200	33,441
6.125% due 10/07/2037		18,500	21,865
6.250% due 09/10/2034		5,700	7,039
6.500% due 10/07/2045		8,800	10,297
Saudi Government International Bonds
3.375% due 03/05/2032		17,800	21,035
3.750% due 03/05/2037		22,200	25,673
4.750% due 01/18/2028		$34,700	35,190
4.750% due 01/16/2030		13,600	13,896
4.875% due 07/18/2033		12,100	12,305
5.000% due 01/16/2034		12,600	12,910
5.125% due 01/13/2028		37,900	38,740
5.375% due 01/13/2031		57,500	60,335
Serbia International Bonds
1.000% due 09/23/2028	EUR	16,450	18,057
2.050% due 09/23/2036		15,500	14,210
3.125% due 05/15/2027		19,600	22,944
State of Israel 3.800% due 05/13/2060		$47,500	32,176
Treasury Corp. of Victoria 2.250% due 09/15/2033	AUD	40,300	22,009
U.K. Gilts
0.500% due 10/22/2061	GBP	16,400	5,794
3.750% due 03/07/2027		447,000	602,805
4.375% due 07/31/2054		233,473	276,265

Total Sovereign Issues (Cost $4,895,635)			4,974,847

		SHARES
COMMON STOCKS 0.1%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex SAB de CV «(e)		775,108	0

INDUSTRIALS 0.1%
Drillco Holdings Luxembourg SA «(l)		195,636	4,413
Foresea Holdings SA «		1,161,108	26,198

			30,611

REAL ESTATE 0.0%
MNSN Holdings, Inc. «(e)(l)		7,633	382

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

Total Common Stocks (Cost $32,812)			30,993

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
CoBank ACB 4.250% due 01/01/2027 (i)		5,200,000	5,105
Encina Private Credit LLC «		3,411	0
Farm Credit Bank of Texas 7.000% due 09/15/2030 (i)		9,300,000	9,595

			14,700

INDUSTRIALS 0.0%
SVB Financial Trust 11.000% due 11/07/2032		8,700	4,145

Total Preferred Securities (Cost $23,044)			18,845

REAL ESTATE INVESTMENT TRUSTS 0.0%
REAL ESTATE 0.0%
CBL & Associates Properties, Inc.		26,809	992

Total Real Estate Investment Trusts (Cost $372)			992

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 3.4%
COMMERCIAL PAPER 0.6%
Air Lease Corp.
4.180% due 01/07/2026		$1,492	1,491
4.180% due 01/09/2026		808	807
AMETEK, Inc. 4.020% due 01/12/2026		17,850	17,827
Conagra Brands, Inc. 4.130% due 01/07/2026		3,900	3,897
Crown Castle, Inc.
4.150% due 01/20/2026		85,900	85,701
4.150% due 01/21/2026		19,600	19,552
4.225% due 01/20/2026		50,000	49,884
Edison International 4.550% due 01/06/2026		2,200	2,199
HA Sustainable Infrastructure Capital, Inc. 4.550% due 01/13/2026		1,100	1,098
HCA, Inc.
4.120% due 02/02/2026		5,800	5,778
4.300% due 01/07/2026		39,805	39,774
4.300% due 01/13/2026		23,945	23,911
Jabil, Inc.
4.130% due 01/07/2026		5,800	5,795
4.130% due 01/14/2026		6,900	6,888

			264,602

REPURCHASE AGREEMENTS (m) 2.6%			1,216,973

NIGERIA TREASURY BILLS 0.1%
31.172% due 06/11/2026 - 09/29/2026 (f)(g)	NGN	73,366,707	46,307

U.S. TREASURY BILLS 0.1%
3.660% due 01/27/2026 - 04/21/2026 (f)(g)(p)(r)		$72,469	71,802

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

Total Short-Term Instruments (Cost $1,595,992)		1,599,684

Total Investments in Securities (Cost $60,914,533)		58,515,827

	SHARES
INVESTMENTS IN AFFILIATES 8.8%
MUTUAL FUNDS (j) 0.1%
PIMCO Senior Loan Active Exchange-Traded Fund	586,600	29,494

Total Mutual Funds (Cost $29,652)		29,494

SHORT-TERM INSTRUMENTS 8.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.7%
PIMCO Short Asset Portfolio	249,806,657	2,452,352
PIMCO Short-Term Floating NAV Portfolio III	167,737,655	1,633,933

Total Short-Term Instruments (Cost $4,118,961)		4,086,285

Total Investments in Affiliates (Cost $4,148,613)		4,115,779

Total Investments 133.7% (Cost $65,063,196)		$62,631,606
Financial Derivative Instruments (o)(q) 0.1%(Cost or Premiums, net $233,974)		23,651
Other Assets and Liabilities, net (33.8)%		(15,816,084)

Net Assets 100.0%		$46,839,173

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^					Security is in default.
«					Security valued using significant unobservable inputs (Level 3).
µ					All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					Security is an Interest Only ("IO") or IO Strip.
(b)					Principal only security.
(c)					When-issued security.
(d)					Security is not accruing income as of the date of this report.
(e)					Security did not produce income within the last twelve months.
(f)					Coupon represents a weighted average yield to maturity.
(g)					Zero coupon security.
(h)					Principal amount of security is adjusted for inflation.
(i)					Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)					Institutional Class Shares of each Fund.
(k)					Contingent convertible security.
(l)					RESTRICTED SECURITIES:
Issuer Description					Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Alfa-Bank CJSC 6.330% due 10/21/2026					10/27/2025	$11,540	$11,540	0.02%
BAMLL Commercial Mortgage Securities Trust 7.204% due 10/15/2027					09/21/2023	48,475	45,864	0.10
Credit Opportunities Partners LLC 6.520% due 03/20/2028					02/20/2025	9,900	10,020	0.02
Credit Opportunities Partners LLC 6.740% due 03/20/2030					03/20/2025	8,400	8,556	0.02
Dorchester LLC 4.349% due 01/04/2027					12/10/2025	22,102	22,211	0.05
Drillco Holdings Luxembourg SA					06/08/2023	3,913	4,413	0.01
Hardwood Funding LLC 4.840% due 06/07/2028					03/11/2025	8,900	8,997	0.02
Hardwood Funding LLC 4.980% due 06/07/2030					03/11/2025	5,800	5,897	0.01
Hardwood Funding LLC 5.160% due 06/07/2032					03/11/2025	13,900	14,217	0.03
MNSN Holdings, Inc.					06/02/2020	149	382	0.00
National Football League 5.480% due 10/05/2028					03/14/2024	27,600	28,234	0.06
Pantheon Senior Debt Secondaries III 6.026% due 03/26/2026					03/18/2025	15,300	15,300	0.03
Pinnacol Assurance 8.625% due 06/25/2034					06/23/2014	15,000	16,213	0.03
Project Alpha Investindustrial 4.150% due 02/27/2026					02/28/2025	10,489	11,883	0.03
Project Fenno 0.000% due 07/10/2028					07/16/2025	34,624	35,240	0.08
Ripon Investments Financing Ltd. 0.000% due 12/02/2049					01/11/2023 - 12/04/2025	2,196	2,174	0.00
Royal Bank of Scotland International Ltd. 4.660% due 12/16/2028					11/18/2025	40,000	39,965	0.09

						$278,288	$281,106	0.60%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(m)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BAR	0.150%	12/22/2025	01/16/2026	$1,098,831	Barclays Bank PLC 4.050% due 09/02/2026	$(375,372)	$1,098,831	$1,098,848
JPS	3.780	11/12/2025	TBD(2)	118,142	U.S. Treasury Bonds 1.375% due 11/15/2040	(118,304)	118,142	118,775

Total Repurchase Agreements						$(493,676)	$1,216,973	$1,217,623

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date	Amount Borrowed(3)	Payable for Reverse Repurchase Agreements

BAR	0.000%	12/22/2025	01/16/2026	$(366,738)	$(366,739)
0.000	12/24/2025	01/16/2026	(4,109)	(4,109)
BRC	(1.000)	10/16/2025	TBD(4)	EUR	(6,142)	(7,202)
MBC	3.550	12/12/2025	TBD(4)	$(1,062)	(1,064)

Total Reverse Repurchase Agreements	$(379,114)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.3)%
Uniform Mortgage-Backed Security, TBA	2.500%	02/01/2056	$48,130	$(40,724)	$(40,689)
Uniform Mortgage-Backed Security, TBA	5.000	01/01/2056	77,109	(76,730)	(76,910)

Total Short Sales (0.3)%	$(117,454)	$(117,599)

(n)	Securities with an aggregate market value of $405,914 have been pledged as collateral under the terms of master agreements as of December 31, 2025.
(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(198,747) at a weighted average interest rate of 0.023%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Open maturity reverse repurchase agreement.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note February Futures	$111.500	01/23/2026	2,674	$2,674	$(450)	$(418)
Put - CBOE U.S. Treasury 10-Year Note February Futures	112.000	01/23/2026	1,069	1,069	(182)	(339)
Call - CBOE U.S. Treasury 10-Year Note February Futures	113.500	01/23/2026	3,743	3,743	(725)	(290)
Put - EUREX Euro-Bund January 2026 Futures	EUR	127.500	01/23/2026	287	287	(146)	(202)
Call - EUREX Euro-Bund January 2026 Futures	130.500	01/23/2026	287	287	(156)	(13)

Total Written Options	$(1,659)	$(1,262)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond March Futures	03/2026	4,447	$324,916	$686	$370	$0
Canada Government 10-Year Bond March Futures	03/2026	2,511	221,198	(2,660)	0	(18)
Long Guilt March Futures	03/2026	2,422	298,299	2,630	522	(229)
U.S. Treasury 5-Year Note March Futures	03/2026	74,144	8,104,287	(8,014)	0	(8,689)
U.S. Treasury 10-Year Note March Futures	03/2026	57,435	6,457,848	(18,818)	0	(11,667)

$(26,176)	$892	$(20,603)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund March Futures	03/2026	3,232	$(484,542)	$6,469	$874	$0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	3,169	(373,942)	7,019	1,188	0

$13,488	$2,062	$0

Total Futures Contracts	$(12,688)	$2,954	$(20,603)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AES Corp.	5.000%	Quarterly	06/20/2028	0.573%		$1,100	$154	$(37)	$117	$0	$0
AES Corp.	5.000	Quarterly	12/20/2028	0.648		3,600	447	1	448	1	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.246		7,900	120	(90)	30	0	0
AT&T, Inc.	1.000	Quarterly	12/20/2027	0.377		1,700	3	18	21	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.414		75,100	(382)	1,450	1,068	0	(20)
Boeing Co.	1.000	Quarterly	06/20/2026	0.217		8,000	28	4	32	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.273		17,200	(91)	216	125	1	0
Boeing Co.	1.000	Quarterly	06/20/2027	0.328		8,200	(477)	559	82	0	(1)
Boeing Co.	1.000	Quarterly	12/20/2027	0.356		44,900	(2,000)	2,567	567	8	0
Boeing Co.	1.000	Quarterly	12/20/2029	0.532		1,900	(32)	65	33	1	0
Boeing Co.	1.000	Quarterly	06/20/2030	0.598		97,550	158	1,488	1,646	0	(3)
Boeing Co.	1.000	Quarterly	12/20/2030	0.651		21,250	372	(29)	343	3	0
British Telecommunications PLC	1.000	Quarterly	12/20/2027	0.178	EUR	7,500	(34)	178	144	0	0
Deutsche Bank	1.000	Quarterly	12/20/2030	0.722		67,200	647	402	1,049	35	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.051		$26,100	169	(45)	124	1	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.281		7,100	1,374	(1,041)	333	1	0
General Motors Co.	5.000	Quarterly	06/20/2028	0.528		6,962	882	(132)	750	0	(2)
Hess Corp.	1.000	Quarterly	12/20/2026	0.094		1,900	(21)	38	17	0	0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.226		99,800	503	(111)	392	5	0
Oracle Corp.	1.000	Quarterly	06/20/2030	1.367		57,600	1,270	(2,102)	(832)	0	(8)
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.226		3,300	75	(62)	13	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.287		9,300	212	(145)	67	1	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2027	0.343		3,700	(60)	108	48	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.392		42,050	48	573	621	0	(2)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.425		8,500	(21)	162	141	2	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2029	0.510		14,200	257	5	262	1	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.455	EUR	3,400	27	27	54	0	(1)
Volkswagen International Finance NV	1.000	Quarterly	12/20/2028	0.520		6,300	(135)	240	105	1	0
Williams Cos., Inc.	1.000	Quarterly	12/20/2026	0.107		$6,800	49	11	60	1	0

							$3,542	$4,318	$7,860	$62	$(37)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-45 5-Year Index		1.000%	Quarterly	12/20/2030		$226,430	$5,052	$145	$5,197	$3	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day GBP-SONIO Compounded-OIS	0.900%	Annual	03/11/2052	GBP	19,400	$0	$15,156	$15,156	$0	$(20)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

Receive	1-Day GBP-SONIO Compounded-OIS	0.900	Annual	03/15/2052		16,500	1,632	11,248	12,880	0	(17)
Receive	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	09/17/2055		1,180	56	(70)	(14)	0	(3)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/18/2056		45,800	(896)	536	(360)	0	(122)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2032	JPY	95,600,000	(17,654)	28,852	11,198	1,152	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		$879,430	(16,401)	4,789	(11,612)	1,146	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		62,500	(123)	(689)	(812)	87	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		568,000	8,128	(929)	7,199	851	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030		59,400	0	(226)	(226)	94	0
Receive	1-Day USD-SOFR Compounded-OIS	3.572	Annual	10/31/2030		49,200	0	(237)	(237)	78	0
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030		106,700	0	(561)	(561)	170	0
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030		59,200	0	(425)	(425)	94	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030		133,600	0	(1,209)	(1,209)	212	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030		129,000	0	(1,244)	(1,244)	205	0
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	10/31/2030		204,400	0	(2,069)	(2,069)	325	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030		241,800	0	(2,470)	(2,470)	384	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		242,900	0	(2,504)	(2,504)	386	0
Receive	1-Day USD-SOFR Compounded-OIS	3.721	Annual	10/31/2030		161,100	0	(1,887)	(1,887)	256	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		140,400	0	(1,648)	(1,648)	223	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030		116,900	0	(1,398)	(1,398)	185	0
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030		74,700	0	(911)	(911)	119	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		111,100	0	(1,392)	(1,392)	176	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		471,429	(540)	(4,162)	(4,702)	847	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2032		189,460	6,269	(1,831)	4,438	342	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/15/2033		206,900	2,589	(1,768)	821	402	0
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	08/15/2033		312,700	2,155	(2,539)	(384)	608	0
Receive	1-Day USD-SOFR Compounded-OIS	3.709	Annual	08/15/2033		303,200	1,576	(2,423)	(847)	590	0
Receive	1-Day USD-SOFR Compounded-OIS	3.718	Annual	08/15/2033		437,940	1,986	(3,477)	(1,491)	852	0
Receive	1-Day USD-SOFR Compounded-OIS	3.734	Annual	08/15/2033		235,900	781	(1,851)	(1,070)	459	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		37,800	(128)	(205)	(333)	86	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		41,800	(119)	(525)	(644)	95	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		70,100	(206)	(602)	(808)	159	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		2,980	(9)	(14)	(23)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.836	Annual	05/02/2035		166,400	(1,189)	583	(606)	379	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		487,900	24,892	(2,316)	22,576	1,105	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.640	Annual	08/15/2035		58,800	117	485	602	134	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.700	Annual	08/15/2035		58,600	(52)	375	323	133	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035		100,003	255	178	433	228	0
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035		30,700	(91)	704	613	71	0
Receive	1-Day USD-SOFR Compounded-OIS	2.617	Annual	02/15/2048		105,500	0	25,688	25,688	292	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		616,800	120,849	124,649	245,498	1,567	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		1,299,650	36,784	114,928	151,712	4,166	0
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	12/17/2054		25,630	0	1,751	1,751	85	0

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		204,260	3,856	19,284	23,140	652	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		146,600	17,814	6,262	24,076	454	0
Pay	1-Year BRL-CDI	11.463	Maturity	01/04/2027	BRL	310,700	0	(2,171)	(2,171)	0	(1)
Pay	1-Year BRL-CDI	11.548	Maturity	01/04/2027		2,520,500	0	(16,767)	(16,767)	0	(4)
Pay	1-Year BRL-CDI	11.754	Maturity	01/04/2027		213,300	0	(1,269)	(1,269)	0	0
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027		169,900	0	(143)	(143)	0	(27)
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		1,633,700	15	(1,387)	(1,372)	0	(260)
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		108,600	0	(52)	(52)	0	0
Receive	1-Year BRL-CDI	13.000	Maturity	01/02/2029		387,600	0	493	493	2	0
Receive	1-Year BRL-CDI	13.017	Maturity	01/02/2029		1,647,900	0	2,003	2,003	7	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		878,000	0	(829)	(829)	0	(307)
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		95,000	0	(72)	(72)	0	(27)
Pay	1-Year BRL-CDI	13.354	Maturity	01/02/2029		129,700	0	(42)	(42)	0	(1)
Pay	1-Year BRL-CDI	13.400	Maturity	01/02/2029		1,177,500	(28)	171	143	0	(8)
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027	NZD	668,600	(9,294)	15,076	5,782	184	0
Pay	3-Month NZD-BBR	4.250	Semi-Annual	12/21/2027		64,900	47	924	971	38	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	323,800	(3,547)	2,011	(1,536)	0	(209)
Pay(6)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033		16,400	(97)	36	(61)	0	(9)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		154,300	(4,425)	3,413	(1,012)	0	(127)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		305,200	1,364	(3,978)	(2,614)	0	(343)
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	03/19/2035		171,600	(186)	(6,115)	(6,301)	0	(227)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027	EUR	63,800	(313)	(1,062)	(1,375)	0	(7)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		153,600	(835)	(2,663)	(3,498)	0	(18)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		214,200	(1,615)	(3,304)	(4,919)	0	(27)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		233,700	(851)	(2,623)	(3,474)	0	(27)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		133,700	(5,956)	3,951	(2,005)	0	(15)
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029		4,700	(9)	(146)	(155)	1	0
Receive	6-Month EUR-EURIBOR	2.300	Annual	09/25/2029		52,500	(89)	411	322	26	0
Receive	6-Month EUR-EURIBOR	2.050	Annual	10/05/2029		37,600	0	241	241	25	0
Receive	6-Month EUR-EURIBOR	2.056	Annual	10/05/2029		56,000	0	342	342	37	0
Receive	6-Month EUR-EURIBOR	2.063	Annual	10/05/2029		91,700	0	533	533	61	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		34,600	(71)	(260)	(331)	20	0
Receive	6-Month EUR-EURIBOR	2.350	Annual	04/29/2030		27,800	(52)	(120)	(172)	19	0
Pay	6-Month EUR-EURIBOR	2.410	Annual	11/05/2034		28,900	(75)	(1,116)	(1,191)	0	(42)
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		10,640	(27)	(275)	(302)	0	(15)
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		812,900	606	(17,789)	(17,183)	0	(1,123)
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		289,100	(3,172)	20,411	17,239	965	0
Pay	28-Day MXN-TIIE	7.750	Lunar	04/01/2030	MXN	678,900	28	149	177	38	0
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	589,500	(3,954)	(11,313)	(15,267)	347	0
Receive	CAONREPO	2.850	Semi-Annual	06/01/2033		3,200	0	20	20	2	0
Receive	CAONREPO	2.900	Semi-Annual	06/01/2033		1,100	0	4	4	1	0
Receive	CAONREPO	3.000	Semi-Annual	06/01/2033		48,700	176	(228)	(52)	32	0
Receive	CAONREPO	3.750	Semi-Annual	12/20/2033		27,500	0	(1,035)	(1,035)	19	0
Receive	CAONREPO	2.740	Semi-Annual	06/01/2034		38,200	0	650	650	30	0
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034		133,600	(29)	401	372	103	0

							$159,942	$290,367	$450,309	$21,813	$(2,986)

Total Swap Agreements							$168,536	$294,830	$463,366	$21,878	$(3,023)

(p)

Securities with an aggregate market value of $1,027,343 and cash of $25,079 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.

(1)	Unsettled variation margin asset of $3 and liability of $(197) for closed futures is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)			This instrument has a forward starting effective date.
(q)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	01/2026		$22,402	JPY	3,482,204	$0	$(155)
BOA	01/2026	COP	48,602,884		$12,756	0	(10)
	01/2026	EUR	25,519		29,998	38	(43)
	01/2026	INR	36,521		400	0	(6)
	01/2026	KRW	11,638,336		8,000	0	(72)
	01/2026	THB	161,028		4,972	0	(144)
	01/2026	TWD	684,139		22,437	654	0
	01/2026		$1,084	CAD	1,511	18	0
	01/2026		1,049	GBP	776	0	(3)
	01/2026		38,598	PLN	141,232	740	0
	01/2026		12,861	TRY	566,200	170	0
	01/2026		2,900	TWD	91,491	13	0
	01/2026		11,210	ZAR	186,868	58	0
	02/2026	COP	24,803,183		$6,489	56	(4)
	02/2026	ILS	45,695		14,342	0	(7)
	02/2026		$1,336	TRY	60,714	37	0
	03/2026	COP	72,466,440		$18,857	174	0
	04/2026		$3,898	MXN	71,847	53	0
BPS	01/2026	AUD	344,364		$224,990	0	(4,837)
	01/2026	CHF	5,171		6,566	32	0
	01/2026	CNH	456,270		64,747	0	(722)
	01/2026	GBP	8,224		11,122	36	0
	01/2026	ILS	76,291		23,461	0	(494)
	01/2026	INR	1,219,777		13,530	0	(32)
	01/2026	JPY	7,324,500		47,401	606	0
	01/2026	KRW	28,467		20	0	0
	01/2026	NZD	72,342		41,107	0	(558)
	01/2026	PLN	64,786		17,758	0	(287)
	01/2026	TWD	2,301,200		75,712	2,444	0
	01/2026		$59,475	CNH	416,615	268	0
	01/2026		2,514	IDR	42,044,423	4	0
	01/2026		6,390	INR	577,276	17	0
	01/2026		1,324	JPY	208,000	5	0
	01/2026		44,512	PLN	161,697	527	0
	01/2026		11	TRY	495	0	0
	01/2026		107,167	TWD	3,364,207	182	(222)
	01/2026		24,778	ZAR	413,134	134	0
	01/2026	ZAR	174,404		$10,425	0	(95)
	02/2026	COP	4,998,981		1,307	6	0
	02/2026	EUR	13,752	RON	70,546	64	0
	02/2026		$14,092	INR	1,269,801	2	(4)
	02/2026		8,482	TRY	382,874	115	0
	02/2026		35,192	TWD	1,104,573	0	(70)
	03/2026	TWD	427,959		$13,780	177	0
	03/2026		$767	CZK	15,957	10	0
	04/2026	BRL	417,200		$73,035	0	(1,536)
	05/2026		$7,555	KWD	2,302	0	(54)
	06/2026		5,178		1,581	0	(23)
	07/2026		1,881		574	0	(7)
	06/2027		2,856		866	0	(18)
	05/2029	KWD	12,803		$44,014	1,738	0
	07/2029		1,291		4,440	174	0
BRC	01/2026	EUR	21,828		25,338	0	(326)
	01/2026	ILS	19,939		6,216	0	(45)
	01/2026	JPY	823,900		5,343	80	0
	01/2026	PLN	36		10	0	0
	01/2026		$5,557	AUD	8,315	0	(8)
	01/2026		1,630	CAD	2,268	24	0
	01/2026		1,386	MYR	5,689	18	0
	01/2026		9,508	NZD	16,453	0	(32)
	01/2026		8,394	PLN	30,578	123	0
	01/2026		42,242	TRY	1,901,373	1,606	0
	01/2026	ZAR	528,383		$30,503	0	(1,357)
	02/2026	ILS	19,732		6,125	0	(71)
	02/2026		$10,614	MXN	196,789	262	0
	02/2026		232,492	TRY	10,551,536	6,236	0
	03/2026		43,575		1,987,195	579	0
BSH	01/2026	JPY	13,928,174		$89,487	503	0

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

	01/2026	PEN	133,360		38,486	0	(1,170)
	01/2026		$29	PEN	96	0	0
	02/2026	COP	35		$0	0	0
	02/2026	PEN	58,414		17,088	0	(264)
	03/2026		101,187		29,032	0	(986)
	04/2026	BRL	792,700		139,569	127	(2,247)
	05/2026	PEN	3,096		914	0	(2)
	06/2026		26,770		7,835	0	(79)
	08/2026		171,839		50,724	14	0
CBK	01/2026	AUD	159,049		105,549	0	(600)
	01/2026	CAD	438		311	0	(8)
	01/2026	COP	185,463,403		48,812	249	(76)
	01/2026	EUR	15,531		18,287	27	0
	01/2026	GBP	5,683		7,517	0	(143)
	01/2026	ILS	31		9	0	0
	01/2026	NZD	26,105		15,068	33	0
	01/2026	PEN	196,768		55,116	0	(3,380)
	01/2026	PLN	331		90	0	(2)
	01/2026	TWD	6,936,974		228,500	7,634	0
	01/2026		$13,845	AUD	20,876	88	0
	01/2026		1,821	CAD	2,541	31	0
	01/2026		38,528	CNH	268,969	65	0
	01/2026		7,935	COP	29,906,190	0	(18)
	01/2026		3,696	DKK	23,680	32	0
	01/2026		44,299	EUR	37,668	35	(48)
	01/2026		3,274	ILS	10,473	14	0
	01/2026		226,691	INR	20,258,947	175	(2,002)
	01/2026		106,448	NZD	183,922	0	(521)
	01/2026		28	PEN	96	0	0
	01/2026		4,158	PLN	14,939	3	0
	01/2026		3,377	SEK	31,780	77	0
	01/2026		8	THB	265	0	0
	01/2026		28,457	TWD	889,604	18	(150)
	01/2026		4,053	ZAR	68,912	103	0
	02/2026	COP	42,346,589		$11,116	132	0
	02/2026	ILS	36,122		11,363	20	0
	02/2026	PEN	154,211		45,551	0	(272)
	02/2026		$880	TWD	27,560	0	(4)
	03/2026	COP	81,634,214		$21,489	326	0
	03/2026	PEN	135,233		39,999	0	(135)
	03/2026	TWD	465,136		14,944	159	0
	03/2026		$6,177	PEN	21,712	266	0
	04/2026	COP	43,656,846		$11,371	146	0
	05/2026	PEN	207,942		61,138	0	(399)
	08/2026		68,311		19,349	0	(799)
	11/2026		9,481		2,772	0	(12)
CIB	01/2026	ILS	17		5	0	0
DUB	01/2026		33,013		10,263	0	(103)
	01/2026	KRW	47,909,777		32,728	0	(500)
	01/2026	NZD	20,421		11,806	44	0
	01/2026		$20,556	ILS	65,581	36	0
	01/2026		68,883	INR	6,134,355	0	(794)
	01/2026		35,803	KRW	52,599,926	678	0
	01/2026		25	TWD	748	0	(1)
	01/2026		10,354	ZAR	174,068	145	0
	01/2026	ZAR	941,623		$54,041	0	(2,737)
	02/2026	EUR	43,668	RON	224,040	192	0
	02/2026	ILS	65,565		$20,556	0	(33)
	02/2026		$795	HUF	261,750	3	0
	02/2026		1,189	TWD	37,205	0	(5)
	03/2026	TWD	1,790		$57	0	0
FAR	01/2026	AUD	592,055		385,172	0	(9,963)
	01/2026	CHF	5,801		7,234	0	(96)
	01/2026	CNH	227,429		32,313	0	(320)
	01/2026	PEN	43,308		12,725	0	(149)
	01/2026	PLN	39		11	0	0
	01/2026		$10,883	ILS	34,895	74	0
	01/2026		31,403	NZD	54,807	162	0
	01/2026		68,936	PLN	252,055	1,268	0
	01/2026		574	SGD	742	4	0
	01/2026		10,353	ZAR	173,713	122	0
	01/2026	ZAR	652,938		$37,972	0	(1,399)
	02/2026	ILS	34,884		10,883	0	(72)
	02/2026	PEN	37,987		11,195	0	(94)
	03/2026		185,733		55,032	0	(78)
GLM	01/2026	CHF	36,610		45,664	0	(595)
	01/2026	COP	11,987,584		3,148	10	0
	01/2026	ILS	25,921		8,023	0	(116)
	01/2026	KRW	45,861		31	0	(1)
	01/2026	NGN	454,770		310	0	(4)
	01/2026		$27,881	CNH	196,541	320	0
	01/2026		134	MYR	549	2	0
	01/2026		316	NGN	454,770	0	(1)
	01/2026		48,341	PLN	176,603	847	0
	01/2026		5,257	THB	167,389	61	0
	01/2026	ZAR	485,522		$28,162	0	(1,114)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

	02/2026	COP	12,088,598		3,177	31	0
	02/2026	EUR	4,195	RON	21,514	19	0
	02/2026		$103,210	BRL	568,134	0	(313)
	02/2026		20,474	MXN	379,760	512	0
	02/2026		16,787	TRY	765,396	458	0
	03/2026	COP	10,674,344		$2,765	0	(1)
	03/2026		$442,272	BRL	2,433,116	0	(4,032)
	03/2026		15,747	MXN	292,116	386	0
	04/2026	BRL	1,628,600		$287,127	787	(4,759)
	04/2026		$32,746	MXN	603,830	461	0
JPM	01/2026	CNH	946,751		$134,428	0	(1,419)
	01/2026	ILS	230,524		70,827	0	(1,557)
	01/2026	INR	1,129,855		12,692	151	0
	01/2026	NOK	1,058		103	0	(1)
	01/2026	NZD	38,322		22,232	161	0
	01/2026	PLN	118,626		32,368	0	(673)
	01/2026		$34,704	CNH	243,783	276	0
	01/2026		27,696	INR	2,466,423	0	(320)
	01/2026		35,058	KRW	50,305,335	0	(169)
	01/2026		51,776	PLN	190,793	1,365	0
	01/2026		7,352	TRY	330,544	215	0
	01/2026	ZAR	177,963		$10,371	0	(360)
	02/2026	COP	12		0	0	0
	02/2026	KRW	50,239,320		35,058	220	0
	02/2026		$14,489	MXN	268,826	364	0
	02/2026		12,307	TRY	557,358	364	0
	03/2026	COP	236		$0	0	0
	03/2026	MXN	3,292		178	0	(3)
	03/2026		$21,426	MXN	392,807	252	0
	04/2026		12,139		223,642	165	0
MBC	01/2026	AUD	16,534		$10,933	0	(102)
	01/2026	CAD	1,031,196		732,681	0	(19,033)
	01/2026	CHF	8,044		10,127	0	(37)
	01/2026	EUR	1,964,511		2,280,096	0	(29,582)
	01/2026	GBP	14,364		19,256	0	(106)
	01/2026	JPY	6,025,825		38,796	298	0
	01/2026	KRW	28,047		20	0	0
	01/2026	NZD	25,372		14,664	52	0
	01/2026	PLN	50,138		13,706	0	(260)
	01/2026		$1,868	AUD	2,784	0	(10)
	01/2026		1,296	CAD	1,792	11	0
	01/2026		6,642	EUR	5,651	16	(14)
	01/2026		46,268	GBP	34,479	225	(17)
	01/2026		4,385	INR	397,081	22	0
	01/2026		3,631	JPY	570,128	11	0
	01/2026		60,148	NZD	104,791	205	0
	01/2026		10,295	PLN	37,744	218	0
	01/2026		6,769	THB	219,263	197	0
	01/2026		4,449	TWD	140,427	23	0
	02/2026		20	KRW	28,047	0	0
	02/2026		63,613	MXN	1,187,348	1,997	0
	03/2026		8,933		164,424	142	0
	04/2026		9,887		182,493	147	0
MYI	01/2026	ILS	65		$20	0	0
	01/2026	PLN	46		13	0	0
	01/2026		$1,751	JPY	272,545	0	(9)
	02/2026	ILS	71,749		$22,283	0	(248)
NGF	01/2026	KRW	78,537,187		53,668	0	(802)
	01/2026		$24,036	KRW	35,282,414	434	0
	01/2026		13,349	TRY	602,528	531	0
	02/2026		24,245		1,102,849	669	0
	03/2026		58,445		2,670,782	743	0
RYL	01/2026		12,478	EUR	10,728	135	0
SCX	01/2026	CHF	5,762		$7,189	0	(91)
	01/2026	CNH	453,469		64,358	0	(709)
	01/2026	GBP	1,282,548		1,692,457	0	(36,339)
	01/2026	INR	183,802		2,020	0	(22)
	01/2026	JPY	13,704,802		88,129	572	0
	01/2026	TWD	732,353		24,037	719	0
	01/2026		$1,146	CAD	1,598	19	0
	01/2026		1,321	EUR	1,136	14	0
	01/2026		4,182	IDR	69,934,431	6	0
	01/2026		3,971	INR	358,601	9	0
	04/2026	PEN	58,372		$17,115	0	(182)
	11/2026	NGN	899,330		556	0	(1)
SOG	01/2026	JPY	40,417,625		258,427	207	0
	01/2026	RON	517		119	0	0
	01/2026	SGD	689,450		532,182	0	(4,523)
	01/2026		$8,431	GBP	6,304	66	0
	02/2026	EUR	35,472	RON	182,052	191	0
	02/2026		$9,422	MXN	174,351	213	0
	03/2026		233,994		4,367,564	6,831	0
SSB	01/2026		1,583	JPY	246,300	0	(10)
UAG	01/2026	CHF	24,398		$30,483	0	(345)
	01/2026	PLN	50,220		13,763	0	(225)
	01/2026		$47,612	PLN	172,989	573	(4)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

01/2026	ZAR	922,382	$53,036	0	(2,583)
02/2026	$19,467	MXN	360,660	462	0
03/2026	33,355	617,604	700	0

Total Forward Foreign Currency Contracts	$54,570	$(151,595)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC USD versus KRW	KRW	1,415.000	02/19/2026	79,668	$539	$451
Put - OTC USD versus KRW	1,410.000	02/27/2026	314,911	2,245	1,756
Put - OTC USD versus KRW	1,413.000	02/27/2026	150,488	1,015	919
BPS	Put - OTC USD versus KRW	1,412.000	02/24/2026	4,977	33	28
BRC	Put - OTC USD versus KRW	1,412.000	02/24/2026	52,068	353	290

Total Purchased Options	$4,185	$3,444

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC USD versus KRW	KRW	1,375.000	02/19/2026	79,668	$(182)	$(115)
Put - OTC USD versus KRW	1,375.000	02/27/2026	465,399	(1,235)	(848)
BPS	Put - OTC USD versus KRW	1,372.000	02/24/2026	4,977	(11)	(7)
BRC	Put - OTC USD versus KRW	1,372.000	02/24/2026	52,068	(116)	(78)

$(1,544)	$(1,048)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.551%	01/05/2026	59,000	$(138)	$0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.831	01/05/2026	59,000	(138)	(32)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.625	01/08/2026	29,500	(75)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.925	01/08/2026	29,500	(75)	(6)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.622	01/29/2026	62,400	(133)	(85)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.882	01/29/2026	62,400	(133)	(185)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.580	01/05/2026	63,000	(146)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.860	01/05/2026	63,000	(146)	(12)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.548	01/02/2026	57,000	(139)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.848	01/02/2026	57,000	(139)	(5)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.578	01/12/2026	58,300	(128)	(6)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.878	01/12/2026	58,300	(128)	(58)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.648	01/15/2026	58,700	(159)	(41)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.928	01/15/2026	58,700	(159)	(47)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.625	01/08/2026	62,500	(159)	(6)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.925	01/08/2026	62,500	(159)	(12)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.639	01/12/2026	63,400	(150)	(20)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.919	01/12/2026	63,400	(150)	(31)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.498	01/05/2026	77,400	(178)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.798	01/05/2026	77,400	(178)	(115)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.639	01/12/2026	79,400	(188)	(25)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.919	01/12/2026	79,400	(188)	(39)

$(3,186)	$(728)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

OPTIONS ON SECURITIES
Counterparty	Description			Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)		Market Value

GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2056			$97.375	01/07/2026		$177,500	$(489)		$0

Total Written Options								$(5,219)		$(1,776)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Peru Government International Bonds	1.000%	Quarterly	12/20/2027	0.314%	$11,500	$(281)	$436	$155	$0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.266	90,600	(4,513)	5,180	667	0
BPS	Chile Government International Bonds	1.000	Quarterly	12/20/2027	0.181	21,600	(619)	965	346	0
	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.075	25,000	(1,199)	1,180	0	(19)
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.164	5,000	(446)	432	0	(14)
	Mexico Government International Bonds	1.000	Quarterly	06/20/2026	0.221	2,200	6	3	9	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2027	0.398	500	(16)	22	6	0
BRC	Chile Government International Bonds	1.000	Quarterly	12/20/2027	0.181	46,900	(1,519)	2,270	751	0
	Colombia Government International Bonds	1.000	Quarterly	12/20/2026	0.897	43,700	(2,009)	2,065	56	0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.266	8,500	(413)	475	62	0
CBK	Colombia Government International Bonds	1.000	Quarterly	12/20/2026	0.897	37,700	(1,873)	1,922	49	0
	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.075	9,400	(338)	331	0	(7)
	Petroleos Mexicanos	1.000	Quarterly	12/20/2026	1.757	2,300	(23)	7	0	(16)
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.266	53,100	(2,713)	3,104	391	0
DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—◆	12,190	0	106	106	0
	Petroleos Mexicanos «	4.850	Monthly	07/06/2026	—◆	5,312	0	48	48	0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.266	9,100	(406)	473	67	0
GST	Chile Government International Bonds	1.000	Quarterly	12/20/2027	0.181	30,200	(875)	1,359	484	0
	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.075	44,310	(1,711)	1,677	0	(34)
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.164	20,976	(1,870)	1,811	0	(59)
	Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.534	2,000	(21)	48	27	0
	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.706	5,900	(50)	32	0	(18)
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.266	20,000	(961)	1,108	147	0
JPM	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.075	4,900	(189)	185	0	(4)
MYC	Chile Government International Bonds	1.000	Quarterly	12/20/2027	0.181	38,500	(1,146)	1,763	617	0
	Colombia Government International Bonds	1.000	Quarterly	06/20/2027	1.075	17,300	(622)	609	0	(13)
	Colombia Government International Bonds	1.000	Quarterly	12/20/2027	1.164	18,974	(1,692)	1,639	0	(53)
	Mexico Government International Bonds	1.000	Quarterly	12/20/2026	0.290	2,000	6	8	14	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2027	0.362	700	(2)	9	7	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2028	0.480	1,300	(25)	41	16	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.534	5,700	(60)	137	77	0
	South Africa Government International Bonds	1.000	Quarterly	12/20/2026	0.266	385,900	(18,192)	21,031	2,839	0

							$(43,772)	$50,476	$6,941	$(237)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	121,100	$27,381	$1,160	$28,541	$0
BPS	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	81,300	18,654	507	19,161	0
BRC	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	$4,357	(1,271)	929	0	(342)
CBK	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	EUR	76,190	17,299	658	17,957	0
GST	iTraxx Crossover 38 5-Year 35-100% Index	5.000	Quarterly	12/20/2027	60,677	9,567	(2,699)	6,868	0
JPM	iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	65,136	12,899	308	13,207	0
iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	100,710	23,031	705	23,736	0
MYC	iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	18,680	4,343	60	4,403	0

$111,903	$1,628	$113,873	$(342)

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	IBXXLLTR Index	25,217	1.225% (SOFR plus a specified spread)	Maturity	03/20/2026	$5,800	$0	$(12)	$0	$(12)
CBK	Pay	iShares iBoxx $ Investment Grade Corporate Bond ETF	800,000	3.250% (SOFR less a specified spread)	Monthly	07/08/2026	88,152	0	(84)	0	(84)
MYC	Receive	IBXXLLTR Index	64,232	1.225% (SOFR plus a specified spread)	Maturity	03/20/2026	14,780	0	9	24	(15)

$0	$(87)	$24	$(111)

TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	iShares iBoxx $ Investment Grade Corporate Bond ETF	1,700,000	3.200% (SOFR less a specified spread)	Monthly	09/23/2026	$187,323	$0	$(890)	$0	$(890)

Total Swap Agreements	$68,131	$51,127	$120,838	$(1,580)

(r)

Securities with an aggregate market value of $111,820 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

◆	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Loan Participations and Assignments	$0	$42,957	$495,557	$538,514
Corporate Bonds & Notes
Banking & Finance	0	5,422,952	139,968	5,562,920
Industrials	0	3,221,730	71,470	3,293,200
Utilities	0	1,249,326	0	1,249,326

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

Municipal Bonds & Notes
California	0	50,370	0	50,370
Connecticut	0	178	0	178
Florida	0	5,366	0	5,366
Georgia	0	52,608	0	52,608
Louisiana	0	5,004	0	5,004
New York	0	77,960	0	77,960
Rhode Island	0	179	0	179
Texas	0	94,875	0	94,875
West Virginia	0	19,723	0	19,723
U.S. Government Agencies	0	19,838,337	0	19,838,337
U.S. Treasury Obligations	0	7,334,743	0	7,334,743
Non-Agency Mortgage-Backed Securities	0	8,748,880	1,423,811	10,172,691
Asset-Backed Securities
Automobile Sequential	0	72,227	0	72,227
Casino Services	0	0	57,764	57,764
CMBS Other	0	411,971	0	411,971
Home Equity Other	0	770,532	0	770,532
Home Equity Sequential	0	5,742	0	5,742
Manufacturing House Sequential	0	56	0	56
Whole Loan Collateral	0	56,780	0	56,780
Other ABS	0	2,135,184	84,216	2,219,400
Sovereign Issues	0	4,974,847	0	4,974,847
Common Stocks
Industrials	0	0	30,611	30,611
Real Estate	0	0	382	382
Preferred Securities
Banking & Finance	0	14,700	0	14,700
Industrials	0	4,145	0	4,145
Real Estate Investment Trusts
Real Estate	992	0	0	992
Short-Term Instruments
Commercial Paper	0	264,602	0	264,602
Repurchase Agreements	0	1,216,973	0	1,216,973
Nigeria Treasury Bills	0	46,307	0	46,307
U.S. Treasury Bills	0	71,802	0	71,802

$992	$56,211,056	$2,303,779	$58,515,827
Investments in Affiliates, at Value
Mutual Funds	29,494	0	0	29,494
Short-Term Instruments
Central Funds Used for Cash Management Purposes	4,086,285	0	0	4,086,285

$4,115,779	$0	$0	$4,115,779

Total Investments	$4,116,771	$56,211,056	$2,303,779	$62,631,606

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(117,599)	$0	$(117,599)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,766	23,066	0	24,832
Over the counter	0	178,698	154	178,852

$1,766	$201,764	$154	$203,684
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(462)	(24,426)	0	(24,888)
Over the counter	0	(154,609)	(342)	(154,951)

$(462)	$(179,035)	$(342)	$(179,839)

Total Financial Derivative Instruments	$1,304	$22,729	$(188)	$23,845

Totals	$4,118,075	$56,116,186	$2,303,591	$62,537,852

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2025:
Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2025 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$362,833	$182,128	$(22,990)	$417	$269	$(2,325)	$0	$(24,775)	$495,557	$(3,629)
Corporate Bonds & Notes
Banking & Finance(3)	85,278	103,327	(51,217)	(19)	457	(858)	0	0	139,968	(295)
Industrials	70,557	0	0	(3)	0	916	0	0	71,470	915

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	December 31, 2025 (Unaudited)

Non-Agency Mortgage-Backed Securities	358,304	1,242,277	(44,082)	1,001	(925)	12,485	0	(145,249)	1,423,811	7,864
Asset-Backed Securities
Casino Services	55,652	0	(2,310)	0	(171)	4,593	0	0	57,764	4,142
Other ABS	146,039	5,362	(57,300)	507	(5,569)	(4,823)	0	0	84,216	(6,486)
Common Stocks
Industrials	34,173	0	0	0	0	(3,562)	0	0	30,611	(3,562)
Real Estate(4)	34	0	0	0	0	348	0	0	382	348

	$1,112,870	$1,536,094	$(177,899)	$1,903	$(5,939)	$6,774	$0	$(170,024)	$2,303,779	$(703)
Financial Derivative Instruments- Assets
Over the counter	$283	$0	$(78)	$0	$0	$(51)	$0	$0	$154	$(51)

Financial Derivative Instruments- Liabilities
Over the counter	$(372)	$0	$(33)	$0	$91	$(28)	$0	$0	$(342)	$0

Totals	$1,112,781	$1,536,094	$(178,010)	$1,903	$(5,848)	$6,695	$0	$(170,024)	$2,303,591	$(754)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 12/31/2025	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$406,309	Discounted Cash Flow			Discount Rate			3.940 - 20.870	7.912
		62,533	Indicative Market Quotation			Broker Quote			95.550	—
		22,211	Recent Transaction			Purchase Price			100.000	—
		4,504	Third Party Vendor			Broker Quote			100.250	—
Corporate Bonds & Notes
Banking & Finance		138,323	Discounted Cash Flow			Discount Rate			4.360 - 12.000	5.425
		1,645	Recent Transaction			Purchase price			100.000	—
Industrials		71,470	Discounted Cash Flow			Discount Rate			4.500 - 6.700	5.859
Non-Agency Mortgage-Backed Securities		176,631	Discounted Cash Flow			Discount Rate			5.230 - 20.000	8.038
		59,844	IO Weighted Average Life			Base Price			102.141	—
		524,006	Proxy Pricing			Base Price			98.386 - 106.844	102.144
		663,330	Recent Transaction			Purchase price			90.921 - 101.219	99.559
Asset-Backed Securities
Casino Services		57,764	Discounted Cash Flow			Discount Rate			6.115	—
Industrials		84,216	Discounted Cash Flow			Discount Rate			6.410 - 25.000	8.851
Common Stocks
Industrials		30,611	Indicative Market Quotation			Broker Quote			$22.562 - 22.563	22.562
Financial Derivative Instruments- Assets
Over the counter		154	Indicative Market Quotation			Broker Quote			0.497 - 0.524	0.505
Financial Derivative Instruments- Liabilities
Over the counter		(342)	Indicative Market Quotation			Broker Quote			92.000	—

Total		$2,303,591

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)									Security type updated from Corporate Bonds & Notes to Non-Agency Mortgage-Backed Securities.
(4)									Sector type updated from Financials to Real Estate.

Schedule of Investments PIMCO Total Return Fund II	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 132.4% ¤
CORPORATE BONDS & NOTES 23.9%
BANKING & FINANCE 9.8%
Alexandria Real Estate Equities, Inc. 3.950% due 01/15/2027	$1,500	$1,498
Ally Financial, Inc. 6.848% due 01/03/2030 •	600	637
American Express Co.
4.918% due 07/20/2033 •	200	204
5.016% due 04/25/2031 •	100	103
5.085% due 01/30/2031 •	800	825
5.667% due 04/25/2036 •	100	106
American Homes 4 Rent LP 4.950% due 06/15/2030	200	204
American Tower Corp.
3.375% due 10/15/2026	800	796
3.950% due 03/15/2029	200	198
5.800% due 11/15/2028	800	835
ARES Strategic Income Fund
4.850% due 01/15/2029	400	395
5.450% due 09/09/2028	400	404
Arthur J Gallagher & Co. 4.850% due 12/15/2029	300	307
Athene Global Funding
5.516% due 03/25/2027	800	813
5.620% due 05/08/2026	300	302
5.684% due 02/23/2026	700	701
Aviation Capital Group LLC 5.125% due 04/10/2030	500	508
Bank of America Corp.
4.948% due 07/22/2028 •	800	812
5.933% due 09/15/2027 •	300	304
BGC Group, Inc. 6.150% due 04/02/2030	400	415
Blackstone Reg Finance Co. LLC 4.300% due 11/03/2030	600	600
Block Financial LLC 5.375% due 09/15/2032	900	906
Blue Owl Finance LLC 6.250% due 04/18/2034	900	929
Brixmor Operating Partnership LP 5.500% due 02/15/2034	400	413
Broadstone Net Lease LLC 5.000% due 11/01/2032	100	100
Brown & Brown, Inc. 5.650% due 06/11/2034	600	621
Cantor Fitzgerald LP 7.200% due 12/12/2028	500	532
Capital One Financial Corp. 4.493% due 09/11/2031 •	1,100	1,099
CBRE Services, Inc. 4.800% due 06/15/2030	500	507
Citigroup, Inc. 4.412% due 03/31/2031 •	300	300
Citizens Financial Group, Inc. 6.645% due 04/25/2035 •	1,300	1,430
CNO Global Funding 5.875% due 06/04/2027	1,200	1,227
COPT Defense Properties LP 4.500% due 10/15/2030	100	100
Equinix Europe 2 Financing Corp. LLC 4.600% due 11/15/2030	200	201
Equinix, Inc. 2.500% due 05/15/2031	500	453
Equitable America Global Funding 4.700% due 09/15/2032	200	199
Equitable Holdings, Inc. 4.350% due 04/20/2028	133	134
Essential Properties LP 5.400% due 12/01/2035	200	200
Essex Portfolio LP 5.375% due 04/01/2035	200	206
Extra Space Storage LP 4.950% due 01/15/2033	400	405

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2025 (Unaudited)

F&G Global Funding 5.875% due 06/10/2027	600	613
Ford Motor Credit Co. LLC
2.900% due 02/16/2028	200	193
3.815% due 11/02/2027	200	197
5.800% due 03/05/2027	1,500	1,519
5.800% due 03/08/2029	700	715
GA Global Funding Trust
4.500% due 09/18/2030	150	149
5.200% due 12/09/2031	800	812
GLP Capital LP/GLP Financing II, Inc. 5.750% due 11/01/2037	900	898
Goldman Sachs Group, Inc. 5.727% due 04/25/2030 •	4,100	4,284
Hanover Insurance Group, Inc. 2.500% due 09/01/2030	1,600	1,457
Healthpeak OP LLC 3.500% due 07/15/2029	1,300	1,264
Host Hotels & Resorts LP 5.500% due 04/15/2035	300	304
HPS Corporate Lending Fund
4.900% due 09/11/2028	200	199
5.300% due 06/05/2027	500	503
Invitation Homes Operating Partnership LP 4.950% due 01/15/2033	500	508
Jackson National Life Global Funding
4.933% (SOFRRATE + 0.970%) due 01/14/2028 ~	100	100
5.350% due 01/13/2030	300	310
JPMorgan Chase & Co. 5.103% due 04/22/2031 •	1,800	1,859
Kilroy Realty LP 6.250% due 01/15/2036	200	207
Lazard Group LLC 6.000% due 03/15/2031	300	318
Lincoln Financial Global Funding 4.625% due 08/18/2030	700	705
LPL Holdings, Inc. 4.900% due 04/03/2028	200	203
LXP Industrial Trust 6.750% due 11/15/2028	149	158
Met Tower Global Funding 4.200% due 09/16/2030	500	498
Morgan Stanley
5.123% due 02/01/2029 •	1,000	1,021
5.192% due 04/17/2031 •	1,100	1,134
5.656% due 04/18/2030 •	500	521
Morgan Stanley Direct Lending Fund 4.500% due 02/11/2027	1,700	1,698
Morgan Stanley Private Bank NA 4.734% due 07/18/2031 •	300	304
Nissan Motor Acceptance Co. LLC 2.450% due 09/15/2028	1,700	1,581
NLG Global Funding 5.400% due 01/23/2030	500	514
Oaktree Specialty Lending Corp. 6.340% due 02/27/2030	200	201
Omega Healthcare Investors, Inc. 4.750% due 01/15/2028	600	605
Prologis Targeted U.S. Logistics Fund LP 4.250% due 01/15/2031	200	199
Protective Life Corp. 4.700% due 01/15/2031	700	703
RGA Global Funding 5.050% due 12/06/2031	400	409
Sammons Financial Group, Inc. 6.875% due 04/15/2034	600	659
SBA Tower Trust
1.884% due 07/15/2050	1,400	1,398
2.328% due 07/15/2052	1,700	1,634
Selective Insurance Group, Inc. 5.900% due 04/15/2035	200	210
Simon Property Group LP 5.125% due 10/01/2035	400	406
Sixth Street Lending Partners 6.500% due 03/11/2029	300	311
State Street Corp.
4.784% due 10/23/2036 •	300	299
4.834% due 04/24/2030	100	103
Stellantis Finance U.S., Inc. 5.750% due 03/18/2030	400	413
Synchrony Financial 5.450% due 03/06/2031 •	700	718
TPG Operating Group II LP 5.875% due 03/05/2034	600	627
U.S. Bancorp 5.046% due 02/12/2031 •	600	617

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2025 (Unaudited)

VICI Properties LP
4.750% due 04/01/2028	400	404
5.125% due 11/15/2031	200	203
Wells Fargo & Co.
2.393% due 06/02/2028 •	1,600	1,564
6.303% due 10/23/2029 •	1,000	1,057
WP Carey, Inc. 4.650% due 07/15/2030	200	202

		58,617

INDUSTRIALS 7.6%
180 Medical, Inc. 5.300% due 10/08/2035	200	200
Amcor Flexibles North America, Inc. 4.800% due 03/17/2028	500	507
American Airlines Pass-Through Trust
3.000% due 04/15/2030	688	666
3.150% due 08/15/2033	1,473	1,396
3.500% due 08/15/2033	351	325
Amgen, Inc. 5.250% due 03/02/2033	1,000	1,036
Bayer U.S. Finance LLC 6.125% due 11/21/2026	200	203
Beignet Investor LLC 6.581% due 05/30/2049	6,050	6,397
Boeing Co.
6.259% due 05/01/2027	300	308
6.298% due 05/01/2029	400	425
6.388% due 05/01/2031	400	434
6.528% due 05/01/2034	200	221
6.858% due 05/01/2054	300	337
7.008% due 05/01/2064	200	228
Booz Allen Hamilton, Inc. 3.875% due 09/01/2028	200	196
British Airways Pass-Through Trust
2.900% due 09/15/2036	639	585
3.350% due 12/15/2030	509	496
Broadcom, Inc.
3.137% due 11/15/2035	707	609
3.187% due 11/15/2036	500	424
CommonSpirit Health 4.352% due 09/01/2030	600	598
Conagra Brands, Inc. 5.000% due 08/01/2030	500	506
Constellation Brands, Inc. 4.800% due 01/15/2029	300	305
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 5.600% due 01/15/2031	300	303
Daimler Truck Finance North America LLC 2.000% due 12/14/2026	1,700	1,670
Dell International LLC/EMC Corp. 4.750% due 04/01/2028	300	304
Energy Transfer LP
4.950% due 05/15/2028	1,600	1,627
6.050% due 12/01/2026	900	915
FirstEnergy Pennsylvania Electric Co. 4.300% due 01/15/2029	1,400	1,402
Global Payments, Inc. 4.500% due 11/15/2028	300	301
GXO Logistics, Inc. 6.250% due 05/06/2029	1,400	1,476
HCA, Inc. 5.750% due 03/01/2035	1,900	1,995
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050	2,100	1,527
JetBlue Pass-Through Trust 2.750% due 11/15/2033	1,151	1,036
Kraft Heinz Foods Co. 5.200% due 03/15/2032	200	206
Las Vegas Sands Corp.
5.625% due 06/15/2028	400	410
5.900% due 06/01/2027	1,500	1,531
Marriott International, Inc. 5.100% due 04/15/2032	400	412
Mars, Inc. 5.000% due 03/01/2032	600	619
Meta Platforms, Inc. 5.400% due 08/15/2054	200	186
Microchip Technology, Inc. 4.900% due 03/15/2028	200	203
MPLX LP 5.400% due 04/01/2035	500	504
MSCI, Inc. 5.250% due 09/01/2035	400	403

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2025 (Unaudited)

Oracle Corp.
3.850% due 04/01/2060	1,300	795
4.800% due 08/03/2028	300	302
PayPal Holdings, Inc. 5.100% due 04/01/2035	300	305
Philip Morris International, Inc. 5.125% due 02/13/2031	1,000	1,037
Regeneron Pharmaceuticals, Inc. 1.750% due 09/15/2030	1,600	1,428
Southern Co. 3.700% due 04/30/2030	1,400	1,368
Spirit Airlines Pass-Through Trust 3.375% due 08/15/2031	120	113
Sutter Health 5.213% due 08/15/2032	800	829
Synopsys, Inc. 4.850% due 04/01/2030	300	307
Sysco Corp. 5.100% due 09/23/2030	200	207
TD SYNNEX Corp. 6.100% due 04/12/2034	500	529
Tyson Foods, Inc.
5.400% due 03/15/2029	300	310
5.700% due 03/15/2034	300	316
United Airlines Pass-Through Trust
2.700% due 11/01/2033	1,390	1,279
3.100% due 01/07/2030	809	789
4.150% due 02/25/2033	825	812
Viper Energy Partners LLC 4.900% due 08/01/2030	200	202
Volkswagen Group of America Finance LLC 5.050% due 03/27/2028	600	609
Williams Cos., Inc. 4.800% due 11/15/2029	600	613
Zimmer Biomet Holdings, Inc. 5.200% due 09/15/2034	200	204

		45,786

UTILITIES 6.5%
AES Corp. 5.450% due 06/01/2028	500	512
Alabama Power Co. 1.450% due 09/15/2030	1,100	977
Ameren Illinois Co. 1.550% due 11/15/2030	1,500	1,327
Appalachian Power Co. 2.700% due 04/01/2031	1,600	1,467
Avangrid, Inc. 3.800% due 06/01/2029	1,100	1,086
Black Hills Corp. 4.550% due 01/31/2031	900	900
CenterPoint Energy Houston Electric LLC 4.800% due 03/15/2030	200	205
Cleco Power LLC 5.300% due 01/15/2036	100	101
DTE Energy Co. 5.200% due 04/01/2030	500	516
Duke Energy Carolinas LLC 2.550% due 04/15/2031	1,600	1,475
Entergy Mississippi LLC 5.000% due 09/01/2033	800	815
Evergy Kansas Central, Inc.
4.700% due 03/13/2028	100	101
5.250% due 03/15/2035	300	306
Eversource Energy 5.450% due 03/01/2028	300	307
Florida Power & Light Co. 3.700% due 12/01/2047	1,300	1,003
Georgia Power Co. 3.250% due 03/15/2051	1,500	1,028
Liberty Utilities Co. 5.577% due 01/31/2029	2,000	2,067
Louisville Gas & Electric Co. 5.450% due 04/15/2033	200	209
Massachusetts Electric Co. 1.729% due 11/24/2030	1,500	1,315
Narragansett Electric Co. 5.350% due 05/01/2034	600	620
New York State Electric & Gas Corp. 2.150% due 10/01/2031	1,700	1,504
NextEra Energy Capital Holdings, Inc. 3.550% due 05/01/2027	1,500	1,492
Northern States Power Co. 2.250% due 04/01/2031	1,600	1,454

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2025 (Unaudited)

Pacific Gas & Electric Co.
4.400% due 03/01/2032	1,700	1,659
4.550% due 07/01/2030	1,500	1,494
5.050% due 10/15/2032	300	302
5.550% due 05/15/2029	500	516
6.100% due 01/15/2029	1,200	1,257
6.950% due 03/15/2034	600	668
PacifiCorp
5.450% due 02/15/2034	600	609
7.375% due 09/15/2055 •	400	408
Pinnacle West Capital Corp. 4.550% (SOFRRATE + 0.820%) due 06/10/2026 ~	700	701
Public Service Co. of Colorado 5.150% due 09/15/2035	200	203
Public Service Enterprise Group, Inc. 5.450% due 04/01/2034	300	310
Puget Energy, Inc. 5.725% due 03/15/2035	600	617
San Diego Gas & Electric Co. 2.950% due 08/15/2051	1,700	1,085
SCE Recovery Funding LLC 4.453% due 03/15/2036	200	201
Sempra 6.375% due 04/01/2056 •	300	307
Southern California Edison Co.
2.250% due 06/01/2030	1,500	1,363
4.700% due 06/01/2027	1,500	1,513
Southwest Gas Corp. 4.050% due 03/15/2032	1,800	1,738
Southwestern Electric Power Co. 4.100% due 09/15/2028	1,400	1,401
System Energy Resources, Inc. 5.300% due 12/15/2034	400	404
Virginia Electric & Power Co. 3.750% due 05/15/2027	1,500	1,498

		39,041

Total Corporate Bonds & Notes (Cost $146,346)		143,444

MUNICIPAL BONDS & NOTES 0.4%
ILLINOIS 0.2%
Sales Tax Securitization Corp. Illinois Revenue Bonds, Series 2020 3.057% due 01/01/2034	1,400	1,260

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 2.951% due 06/01/2031	1,000	917

Total Municipal Bonds & Notes (Cost $2,400)		2,177

U.S. GOVERNMENT AGENCIES 39.7%
Federal Home Loan Mortgage Corp.
2.500% due 12/01/2032	561	545
3.000% due 03/01/2052 - 07/01/2052	43,956	38,983
3.500% due 08/01/2027 - 07/01/2034	359	355
4.000% due 06/01/2030 - 04/01/2048	400	392
4.500% due 02/01/2029	17	17
5.000% due 12/01/2039 - 06/01/2053	17,641	17,669
5.500% due 12/01/2036 - 07/01/2039	224	234
6.000% due 11/01/2029 - 08/01/2038	720	761
6.500% due 04/01/2055	399	415
6.536% due 07/01/2030 •	3	3
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates 2.903% due 07/25/2054 ~	1,760	1,714
Federal Home Loan Mortgage Corp. REMICS
4.824% due 04/25/2055 •	569	572
4.848% due 08/15/2036 •	230	231
6.000% due 09/15/2032	30	31
8.000% due 06/15/2030	46	49
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates 5.229% due 02/25/2045 •	36	35
Federal National Mortgage Association
3.000% due 02/01/2052 - 03/01/2052	8,598	7,624
3.500% due 01/01/2026 - 05/01/2035	3,583	3,537
4.000% due 03/01/2026 - 06/01/2049	620	602
4.500% due 09/01/2030 - 12/01/2040	186	186
5.000% due 04/01/2053	615	615
5.277% due 07/01/2044 •	16	16
5.500% due 11/01/2032 - 02/01/2040	562	584
6.000% due 10/01/2032 - 01/01/2039	599	633
6.231% due 01/01/2035 •	26	27
6.290% due 09/01/2035 •	3	3
6.497% due 05/01/2038 •	171	178

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2025 (Unaudited)

6.500% due 07/01/2031 - 10/01/2037	4	3
6.798% due 04/01/2041 •	3	4
Federal National Mortgage Association REMICS
4.246% due 12/25/2036 •	32	31
4.844% due 08/25/2054 •	991	996
4.989% due 12/25/2047 •	1,031	1,032
6.309% due 05/25/2035 ~	13	13
Federal National Mortgage Association REMICS Trust 4.698% due 12/25/2042 ~	104	105
Federal National Mortgage Association Trust 6.500% due 06/25/2044	16	17
Government National Mortgage Association
3.000% due 03/20/2052	9,158	8,245
4.000% due 09/15/2049 - 09/20/2055	632	598
4.500% due 04/20/2048 - 12/20/2053	2,338	2,294
4.750% due 12/20/2029 •	23	23
5.000% due 07/15/2034 - 07/20/2049	1,528	1,556
5.375% due 07/20/2027 - 07/20/2030 •	24	24
5.625% due 02/20/2027 - 06/20/2027 •	9	9
Government National Mortgage Association REMICS
4.432% due 07/20/2062 ~	48	48
4.574% due 02/20/2067 •	106	106
4.629% due 10/20/2062 •	530	530
4.680% due 06/20/2065 •	216	216
4.714% due 07/20/2065 - 10/20/2065 •	684	685
4.764% due 11/20/2065 •	29	29
4.864% due 08/20/2066 •	292	293
4.914% due 05/20/2066 - 07/20/2066 •	808	812
5.014% due 04/20/2066 •	98	98
5.034% due 07/20/2065 •	399	401
5.077% due 11/20/2067 •	602	609
Government National Mortgage Association, TBA 4.000% due 02/01/2056	18,000	17,000
Tennessee Valley Authority
1.500% due 09/15/2031	1,700	1,494
4.875% due 05/15/2035	3,500	3,625
Uniform Mortgage-Backed Security, TBA
4.500% due 02/01/2056	51,350	50,089
5.000% due 02/01/2056	24,700	24,610
5.500% due 02/01/2056	5,700	5,775
6.000% due 01/01/2056	19,700	20,230
6.500% due 02/01/2056	20,000	20,790

Total U.S. Government Agencies (Cost $242,683)		238,401

U.S. TREASURY OBLIGATIONS 54.6%
U.S. Treasury Bonds
1.375% due 11/15/2040	18,900	12,275
1.875% due 02/15/2041	1,100	769
2.000% due 11/15/2041	700	489
2.250% due 05/15/2041	1,300	957
2.250% due 08/15/2049	6,500	4,078
2.375% due 02/15/2042	1,700	1,252
2.500% due 02/15/2045	880	623
2.750% due 11/15/2042	700	538
2.750% due 08/15/2047	2,600	1,858
2.875% due 05/15/2043 (h)	1,800	1,398
3.000% due 05/15/2042	400	322
3.000% due 05/15/2045	12,810	9,863
3.000% due 02/15/2048	2,600	1,936
3.000% due 08/15/2048	6,400	4,740
3.125% due 02/15/2043 (h)	2,400	1,942
3.125% due 08/15/2044	1,200	950
3.250% due 05/15/2042	7,600	6,341
3.375% due 08/15/2042 (f)	26,700	22,576
3.375% due 05/15/2044	500	413
3.375% due 11/15/2048	6,100	4,828
3.625% due 08/15/2043	2,300	1,986
3.625% due 02/15/2044	1,500	1,288
3.750% due 11/15/2043	1,300	1,140
3.875% due 05/15/2043	9,200	8,256
4.000% due 11/15/2042	5,300	4,860
4.125% due 08/15/2044	5,300	4,866
4.375% due 08/15/2043 (f)	14,700	14,046
4.500% due 02/15/2044	3,700	3,581
4.500% due 11/15/2054	3,600	3,397
4.625% due 11/15/2044 (f)	17,900	17,546
4.625% due 11/15/2045 (f)	1,700	1,661
4.625% due 05/15/2054	1,900	1,830
4.625% due 02/15/2055 (f)	8,400	8,093
4.750% due 02/15/2041	160	163
4.750% due 02/15/2045 (f)	5,300	5,275
4.875% due 08/15/2045 (f)	3,280	3,313
U.S. Treasury Inflation Protected Securities (b)
0.625% due 07/15/2032	6,500	6,100
1.125% due 01/15/2033	11,007	10,565

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2025 (Unaudited)

1.750% due 01/15/2034	17,372	17,280
1.875% due 07/15/2034 (f)	726	730
2.125% due 01/15/2035 (f)	1,444	1,470
U.S. Treasury Notes
1.250% due 04/30/2028 (h)	2,700	2,565
1.250% due 09/30/2028	2,600	2,446
1.500% due 11/30/2028	4,800	4,531
2.375% due 03/31/2029	5,800	5,589
2.875% due 08/15/2028	2,600	2,559
3.250% due 06/30/2029	4,900	4,845
3.500% due 04/30/2028	4,500	4,500
3.625% due 03/31/2030	2,600	2,595
3.750% due 05/31/2030	2,600	2,607
3.750% due 06/30/2030	3,100	3,108
3.875% due 07/15/2028	9,000	9,077
3.875% due 09/30/2029	12,600	12,711
4.000% due 06/30/2028 (h)	1,900	1,923
4.000% due 02/15/2034 (f)	36,500	36,395
4.125% due 07/31/2028	1,900	1,929
4.125% due 08/31/2030	6,100	6,208
4.250% due 08/15/2035 (f)	5,100	5,137
4.375% due 11/30/2030	7,200	7,408
4.625% due 09/30/2028	4,600	4,731
4.625% due 09/30/2030	3,600	3,742
4.875% due 10/31/2028	2,600	2,692
4.875% due 10/31/2030	3,600	3,782
U.S. Treasury STRIPS
0.000% due 05/15/2041 (a)	30	14
0.000% due 08/15/2041 (a)	370	173
0.000% due 11/15/2041 (a)	180	83
0.000% due 02/15/2042 (a)	380	172
0.000% due 05/15/2042 (a)	270	121
0.000% due 08/15/2042 (a)	1,970	866
0.000% due 11/15/2042 (a)	450	195

Total U.S. Treasury Obligations (Cost $347,910)		328,298

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.8%
Angel Oak Mortgage Trust 6.197% due 01/25/2069 þ	522	529
BAMLL Commercial Mortgage Securities Trust 4.915% due 09/15/2038 •	1,800	1,737
Banc of America Funding Trust 5.301% due 05/25/2035 ~	67	63
Bank
3.390% due 03/15/2064 ~	1,500	1,405
3.432% due 05/15/2062	486	481
Bayview MSR Opportunity Master Fund Trust 3.000% due 11/25/2051 ~	1,279	1,119
BBCCRE Trust 3.966% due 08/10/2033	2,300	2,146
BBCMS Mortgage Trust 5.015% due 09/15/2058	1,400	1,433
Bear Stearns ALT-A Trust
4.791% due 09/25/2035 ~	78	42
5.406% due 05/25/2035 ~	255	244
Bear Stearns ARM Trust
4.594% due 02/25/2036 ~	15	14
6.373% due 04/25/2033 ~	17	17
6.470% due 01/25/2035 ~	160	163
BMO Mortgage Trust 6.526% due 05/15/2057 ~	1,200	1,274
BWAY Mortgage Trust 5.115% due 09/15/2036 •	1,800	1,759
BX Commercial Mortgage Trust 4.594% due 10/15/2036 •	506	506
Chase Home Lending Mortgage Trust
3.250% due 09/25/2064 ~	1,338	1,198
5.174% due 06/25/2055 •	1,068	1,072
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.076% due 10/25/2035 •	120	116
CHL Mortgage Pass-Through Trust
6.224% due 02/20/2036 •	28	25
Citigroup Mortgage Loan Trust, Inc.
6.190% due 09/25/2035 •	71	71
6.480% due 10/25/2035 •	22	23
CLNY Trust 5.278% due 11/15/2038 •	730	720
Credit Suisse First Boston Mortgage Securities Corp. 3.900% due 09/25/2033 ~	319	322
Cross Mortgage Trust 6.272% due 06/25/2069 þ	1,199	1,213
CSMC Trust
3.000% due 11/25/2056 ~	1,102	965
3.850% due 09/25/2057 ~	1,312	1,272
5.265% due 07/15/2038 •	1,900	1,702

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2025 (Unaudited)

CSWF Corp. 4.931% due 06/15/2034 •	130	128
DOLP Trust 2.956% due 05/10/2041	1,900	1,709
GCAT Trust 3.000% due 04/25/2052 ~	1,260	1,106
GS Mortgage-Backed Securities Corp. Trust 2.500% due 09/25/2052 ~	1,180	987
GS Mortgage-Backed Securities Trust
2.500% due 04/25/2052 ~	1,153	965
3.000% due 08/26/2052 ~	1,570	1,373
HomeBanc Mortgage Trust 4.346% due 03/25/2035 •	656	541
Hundred Acre Wood Trust 4.922% due 10/25/2051 •	1,106	1,029
IndyMac INDX Mortgage Loan Trust 3.944% due 11/25/2035 ~	434	409
JP Morgan Chase Commercial Mortgage Securities Trust
5.007% due 06/15/2035 •	1,454	1,228
5.248% due 12/15/2031 •	469	467
JP Morgan Mortgage Trust
2.500% due 12/25/2051 ~	1,338	1,125
3.000% due 01/25/2052 ~	1,214	1,062
3.000% due 03/25/2052 ~	1,326	1,164
3.500% due 09/25/2052 ~	1,304	1,198
KREST Commercial Mortgage Securities Trust 2.558% due 11/05/2044	1,700	1,351
Manhattan West Mortgage Trust 2.130% due 09/10/2039	1,500	1,444
MFA Trust 2.479% due 03/25/2065 ~	175	170
Morgan Stanley Capital I Trust 3.436% due 12/15/2049	472	469
Morgan Stanley Mortgage Loan Trust 5.782% due 06/25/2036 ~	735	717
Natixis Commercial Mortgage Securities Trust 4.965% due 08/15/2038 •	1,578	1,534
OBX Trust
2.500% due 10/25/2051 ~	1,296	1,085
3.000% due 02/25/2052 ~	1,213	1,061
One New York Plaza Trust 4.815% due 01/15/2036 •	1,500	1,472
Prime Mortgage Trust 4.246% due 02/25/2034 •	13	12
PRPM LLC 3.750% due 03/25/2054 þ	751	740
RFMSI Trust 5.941% due 02/25/2036 ~	64	59
Sequoia Mortgage Trust 6 4.486% due 04/19/2027 •	28	28
SFO Commercial Mortgage Trust 5.014% due 05/15/2038 •	1,000	999
Starwood Mortgage Residential Trust 1.486% due 04/25/2065 ~	95	93
Structured Asset Mortgage Investments Trust 4.506% due 09/19/2032 •	8	8
Towd Point Mortgage Trust
2.900% due 10/25/2059 ~	1,031	995
4.606% due 10/25/2064 ~	1,226	1,231
UWM Mortgage Trust
2.500% due 11/25/2051 ~	1,741	1,458
2.500% due 12/25/2051 ~	1,217	1,019
3.000% due 01/25/2052 ~	1,394	1,219
5.000% due 09/25/2051 •	1,265	1,178
5.000% due 11/25/2051 •	1,287	1,204
VASA Trust 4.765% due 07/15/2039 •	1,900	1,876
WaMu Mortgage Pass-Through Certificates Trust 4.426% due 10/25/2045 •	53	52
Wells Fargo Commercial Mortgage Trust 3.749% due 06/15/2036 ~	1,500	1,411

Total Non-Agency Mortgage-Backed Securities (Cost $63,023)		59,007

ASSET-BACKED SECURITIES 3.5%
AUTOMOBILE SEQUENTIAL 0.8%
Avis Budget Rental Car Funding AESOP LLC 6.020% due 02/20/2030	2,000	2,099
Enterprise Fleet Financing LLC 5.740% due 12/20/2026	693	696
FCCU Auto Receivables Trust 5.460% due 04/15/2030	500	512
Flagship Credit Auto Trust 5.640% due 03/15/2028	401	402

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2025 (Unaudited)

GLS Auto Select Receivables Trust 5.580% due 06/17/2030	378	382
Hyundai Auto Lease Securitization Trust 5.800% due 12/15/2026	162	162
SBNA Auto Lease Trust 6.510% due 04/20/2027	254	255
Volkswagen Auto Lease Trust 5.810% due 10/20/2026	260	260

		4,768

CMBS OTHER 1.2%
BDS LLC 5.531% due 03/19/2039 •	1,531	1,534
LRECS LLC 5.500% due 08/19/2043 •	1,800	1,803
MF1 LLC
5.468% due 03/19/2039 •	1,200	1,204
5.881% due 06/19/2037 •	2,399	2,401
6.366% due 09/17/2037 •	342	342

		7,284

CREDIT CARD OTHER 0.2%
Synchrony Card Funding LLC 5.740% due 10/15/2029	1,400	1,421

HOME EQUITY OTHER 0.2%
EMC Mortgage Loan Trust 4.586% due 05/25/2040 •	172	171
Fremont Home Loan Trust 3.966% due 01/25/2037 •	36	17
Morgan Stanley IXIS Real Estate Capital Trust 3.896% due 11/25/2036 •	11	4
Securitized Asset-Backed Receivables LLC Trust 3.966% due 12/25/2036 •	541	113
Structured Asset Investment Loan Trust
4.746% due 09/25/2034 •	101	98
4.971% due 07/25/2033 •	508	506

		909

OTHER ABS 1.1%
Lendmark Funding Trust 1.900% due 11/20/2031	1,700	1,657
Mariner Finance Issuance Trust 1.860% due 03/20/2036	1,700	1,674
Mosaic Solar Loan Trust 2.640% due 01/20/2053	1,013	883
Navient Private Education Loan Trust 5.315% due 07/16/2040 •	401	402
SMB Private Education Loan Trust 5.074% due 06/17/2052 •	798	798
Sunrun Demeter Issuer LLC 2.270% due 01/30/2057	1,344	1,227

		6,641

Total Asset-Backed Securities (Cost $21,450)		21,023

	SHARES
PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.4%
CoBank ACB 7.250% due 07/01/2029 (c)	2,200,000	2,269

Total Preferred Securities (Cost $2,200)		2,269

SHORT-TERM INSTRUMENTS 0.1%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.850% (e)	522,209	522

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2025 (Unaudited)

Total Short-Term Instruments (Cost $522)		522

Total Investments in Securities (Cost $826,534)		795,141

INVESTMENTS IN AFFILIATES 5.4%
MUTUAL FUNDS 4.8% (d)
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund	577,963	28,722

Total Mutual Funds (Cost $28,485)		28,722

SHORT-TERM INSTRUMENTS 0.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.6%
PIMCO Short-Term Floating NAV Portfolio III	407,481	3,969

Total Short-Term Instruments (Cost $3,969)		3,969

Total Investments in Affiliates (Cost $32,454)		32,691

Total Investments 137.8% (Cost $858,988)		$827,832
Financial Derivative Instruments (g)(i) 0.0%(Cost or Premiums, net $2,759)		285
Other Assets and Liabilities, net (37.8)%		(227,392)

Net Assets 100.0%		$600,725

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal amount of security is adjusted for inflation.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(d)	Institutional Class Shares of each Fund.
(e)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BSN	3.810%	01/02/2026	01/16/2026	$(20,144)	$(20,144)
3.930	12/18/2025	01/02/2026	(23,768)	(23,807)
DEU	3.920	12/19/2025	01/02/2026	(4,542)	(4,549)
JPS	3.810	01/02/2026	01/07/2026	(5,234)	(5,234)
3.930	12/17/2025	01/07/2026	(31,995)	(32,051)
3.930	12/22/2025	01/05/2026	(37,977)	(38,022)

Total Reverse Repurchase Agreements	$(123,807)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions

BCY	3.180%	12/22/2025	01/05/2026	$(1,674)	$(1,676)

Total Sale-Buyback Transactions	$(1,676)

(f)	Securities with an aggregate market value of $98,626 have been pledged as collateral under the terms of master agreements as of December 31, 2025.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(98,802) at a weighted average interest rate of 4.422%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note February Futures	$111.500	01/23/2026	5	$5	$(1)	$(1)
Put - CBOE U.S. Treasury 10-Year Note February Futures	112.000	01/23/2026	11	11	(1)	(4)
Call - CBOE U.S. Treasury 10-Year Note February Futures	113.500	01/23/2026	16	16	(3)	(1)

Total Written Options	$(5)	$(6)

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2025 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

3-Month SOFR Active Contract June Futures				09/2027	161	$38,984	$(24)		$0	$(10)
3-Month SOFR Active Contract March Futures				06/2027	161	38,996	(16)		0	(10)
3-Month SOFR Active Contract September Futures				12/2027	161	38,964	(24)		0	(12)
U.S. Treasury 2-Year Note March Futures				03/2026	28	5,846	5		0	(2)
U.S. Treasury 5-Year Note March Futures				03/2026	63	6,886	(1)		0	(8)
U.S. Treasury 10-Year Note March Futures				03/2026	789	88,713	(147)		0	(160)

							$(207)		$0	$(202)

SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury Long-Term Bond March Futures				03/2026	223	$(25,777)	$177		$49	$0
U.S. Treasury Ultra Long-Term Bond March Futures				03/2026	300	(35,400)	600		112	0
U.S. Ultra Treasury 10-Year Note March Futures				03/2026	665	(76,485)	353		125	0

							$1,130		$286	$0

Total Futures Contracts							$923		$286	$(202)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AES Corp.	5.000%	Quarterly	12/20/2028	0.648%	$500	$62	$0	$62	$0	$0
Boeing Co.	1.000	Quarterly	06/20/2026	0.217	1,800	(9)	16	7	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.273	1,800	(12)	25	13	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.051	1,800	12	(3)	9	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.064	1,700	23	(7)	16	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.281	630	125	(95)	30	0	0
Hess Corp.	1.000	Quarterly	12/20/2026	0.094	1,600	(17)	31	14	0	0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.226	200	1	0	1	0	0
Oracle Corp.	1.000	Quarterly	06/20/2030	1.367	200	4	(7)	(3)	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.287	1,700	39	(27)	12	1	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.392	300	0	4	4	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.425	100	0	2	2	0	0

						$228	$(61)	$167	$1	$0

INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	1.788%	Annual	05/03/2027	$5,200	$(18)	$(176)	$(194)	$0	$(2)
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027	10,900	(41)	(271)	(312)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/29/2027	2,600	(13)	(19)	(32)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	7,600	(149)	49	(100)	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030	1,200	(2)	(14)	(16)	2	0

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.800	Annual	02/28/2031	6,760	40	(116)	(76)	11	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	3,000	310	(11)	299	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.604	Annual	08/15/2033	13,300	0	62	62	26	0
Receive	1-Day USD-SOFR Compounded-OIS	3.608	Annual	08/15/2033	7,100	0	31	31	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.609	Annual	08/15/2033	3,500	0	15	15	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.619	Annual	08/15/2033	4,500	0	16	16	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033	500	(2)	(4)	(6)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	600	(3)	(5)	(8)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034	1,000	(5)	13	8	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034	1,200	(6)	14	8	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034	900	(4)	15	11	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034	1,300	(5)	(30)	(35)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	10,200	51	(63)	(12)	22	0
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034	1,200	(4)	(20)	(24)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034	2,300	(7)	(20)	(27)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034	1,200	(5)	(6)	(11)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034	1,180	(23)	24	1	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034	800	(3)	13	10	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034	1,700	(6)	24	18	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	1,700	(6)	32	26	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034	1,000	(4)	18	14	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034	1,800	(7)	31	24	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034	1,800	(6)	29	23	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034	300	(1)	4	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034	700	(3)	17	14	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034	500	(2)	21	19	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034	200	(1)	8	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034	1,100	(5)	43	38	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035	650	(3)	(2)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035	800	(3)	(5)	(8)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035	800	(3)	(2)	(5)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035	600	(2)	(4)	(6)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035	1,500	(4)	(19)	(23)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035	1,300	(4)	(11)	(15)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035	500	(1)	(3)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052	12,700	2,532	2,522	5,054	32	0
Receive	1-Day USD-SOFR Compounded-OIS	3.956	Annual	11/15/2054	3,300	0	119	119	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.814	Annual	02/15/2055	1,000	0	64	64	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.846	Annual	02/15/2055	800	0	47	47	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.872	Annual	02/15/2055	2,300	0	123	123	8	0

						$2,582	$2,553	$5,135	$225	$(8)

Total Swap Agreements						$2,810	$2,492	$5,302	$226	$(8)

(h)

Securities with an aggregate market value of $6,017 and cash of $5,814 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2025 (Unaudited)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.622%	01/29/2026	700	$(2)	$(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.882	01/29/2026	700	(2)	(2)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.580	01/05/2026	1,100	(3)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.860	01/05/2026	1,100	(3)	0
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.648	01/15/2026	1,200	(3)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.928	01/15/2026	1,200	(3)	(1)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.625	01/08/2026	1,800	(5)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.925	01/08/2026	1,800	(5)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.639	01/12/2026	1,900	(4)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.919	01/12/2026	1,900	(4)	(1)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.498	01/05/2026	2,800	(6)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.798	01/05/2026	2,800	(6)	(4)

Total Written Options	$(46)	$(11)

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$58,617	$0	$58,617
Industrials	0	45,786	0	45,786
Utilities	0	39,041	0	39,041
Municipal Bonds & Notes
Illinois	0	1,260	0	1,260
West Virginia	0	917	0	917
U.S. Government Agencies	0	238,401	0	238,401
U.S. Treasury Obligations	0	328,298	0	328,298
Non-Agency Mortgage-Backed Securities	0	59,007	0	59,007
Asset-Backed Securities
Automobile Sequential	0	4,768	0	4,768
CMBS Other	0	7,284	0	7,284
Credit Card Other	0	1,421	0	1,421
Home Equity Other	0	909	0	909
Other ABS	0	6,641	0	6,641
Preferred Securities
Banking & Finance	0	2,269	0	2,269
Short-Term Instruments
Mutual Funds	0	522	0	522

$0	$795,141	$0	$795,141
Investments in Affiliates, at Value

Schedule of Investments PIMCO Total Return Fund II (Cont.)	December 31, 2025 (Unaudited)

Mutual Funds	28,722	0	0	28,722
Short-Term Instruments
Central Funds Used for Cash Management Purposes	3,969	0	0	3,969

	$32,691	$0	$0	$32,691

Total Investments	$32,691	$795,141	$0	$827,832

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$512	$0	$512

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(216)	0	(216)
Over the counter	0	(11)	0	(11)

	$0	$(227)	$0	$(227)

Total Financial Derivative Instruments	$0	$285	$0	$285

Totals	$32,691	$795,426	$0	$828,117

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

Schedule of Investments PIMCO Total Return Fund IV	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 121.8% ¤
CORPORATE BONDS & NOTES 43.2%
BANKING & FINANCE 21.8%
ABN AMRO Bank NV 4.718% due 01/22/2027		$600	$605
Abu Dhabi Developmental Holding Co. PJSC 4.375% due 10/02/2031		600	598
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% due 10/29/2026		500	493
3.650% due 07/21/2027		200	199
6.100% due 01/15/2027		300	306
Air Lease Corp. 5.300% due 06/25/2026		600	603
Aircastle Ltd.
2.850% due 01/26/2028		300	292
6.500% due 07/18/2028		200	210
Ally Financial, Inc. 6.848% due 01/03/2030 •		400	425
American Tower Corp. 3.900% due 05/16/2030	EUR	600	726
Athene Global Funding
5.339% due 01/15/2027		$500	506
5.583% due 01/09/2029		700	719
Aviation Capital Group LLC
5.125% due 04/10/2030		600	610
5.375% due 07/15/2029		100	103
Avolon Holdings Funding Ltd.
5.750% due 03/01/2029		500	518
6.375% due 05/04/2028		500	521
Banco Santander SA 5.552% due 03/14/2028 •		400	407
Bank of America Corp.
3.559% due 04/23/2027 •		100	100
3.974% due 02/07/2030 •		500	497
4.376% due 04/27/2028 •		500	502
5.202% due 04/25/2029 •		800	821
5.933% due 09/15/2027 •		600	608
6.204% due 11/10/2028 •		800	832
Barclays PLC
5.215% (SOFRRATE + 1.490%) due 03/12/2028 ~		500	505
5.603% (SOFRRATE + 1.880%) due 09/13/2027 ~		400	404
7.437% due 11/02/2033 •		600	686
BGC Group, Inc.
6.150% due 04/02/2030		600	622
6.600% due 06/10/2029		600	627
BNP Paribas SA
5.283% due 11/19/2030 •		600	618
5.497% due 05/20/2030 •		500	518
BPCE SA
5.716% due 01/18/2030 •		500	518
5.876% due 01/14/2031 •		600	627
6.714% due 10/19/2029 •		500	531
Brown & Brown, Inc. 4.700% due 06/23/2028		600	607
Cantor Fitzgerald LP 7.200% due 12/12/2028		500	532
Capital One Financial Corp. 5.700% due 02/01/2030 •		300	312
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		1,200	1,168
Charles Schwab Corp. 6.196% due 11/17/2029 •		175	185
Citadel Securities Global Holdings LLC 5.500% due 06/18/2030		600	616
Citibank NA 5.488% due 12/04/2026		400	405
Citigroup, Inc. 5.174% due 02/13/2030 •		100	103
Constellation Global Funding 4.850% due 10/22/2030		700	695
Consumers Securitization Funding LLC 5.210% due 09/01/2031		500	516
Cooperatieve Rabobank UA
5.447% due 03/05/2030 •		500	517

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2025 (Unaudited)

5.564% due 02/28/2029 •	300	309
Corebridge Global Funding 5.750% due 07/02/2026	100	101
Credit Agricole SA
4.598% (SOFRRATE + 0.870%) due 03/11/2027 ~	500	502
6.316% due 10/03/2029 •	300	317
Crown Castle, Inc.
3.800% due 02/15/2028	500	496
5.600% due 06/01/2029	100	104
Deutsche Bank AG 6.819% due 11/20/2029 •	500	534
Equinix Europe 2 Financing Corp. LLC 4.600% due 11/15/2030	400	401
Equitable Financial Life Global Funding 5.000% due 03/27/2030	600	614
Ford Motor Credit Co. LLC
5.800% due 03/05/2027	200	203
5.875% due 11/07/2029	600	616
7.350% due 11/04/2027	300	313
FS KKR Capital Corp. 6.875% due 08/15/2029	700	706
General Motors Financial Co., Inc. 5.175% (SOFRINDX + 1.350%) due 05/08/2027 ~	500	503
Goldman Sachs Bank USA 4.539% (SOFRRATE + 0.750%) due 05/21/2027 ~	600	601
Goldman Sachs Group, Inc.
3.691% due 06/05/2028 •	100	100
4.692% due 10/23/2030 •	600	608
5.049% due 07/23/2030 •	400	410
5.871% (US0003M + 1.750%) due 10/28/2027 ~	900	911
Golub Capital BDC, Inc. 7.050% due 12/05/2028	500	528
HSBC Holdings PLC
2.013% due 09/22/2028 •	400	386
5.130% due 03/03/2031 •	600	615
7.390% due 11/03/2028 •	1,000	1,057
Hudson Pacific Properties LP 4.650% due 04/01/2029	500	463
ING Groep NV
4.017% due 03/28/2028 •	800	800
5.066% due 03/25/2031 •	800	820
Intercontinental Exchange, Inc.
3.950% due 12/01/2028	200	201
4.200% due 03/15/2031	200	200
JPMorgan Chase & Co.
1.578% due 04/22/2027 •	1,200	1,191
4.005% due 04/23/2029 •	100	100
4.603% due 10/22/2030 •	600	609
4.842% (SOFRRATE + 0.930%) due 07/22/2028 ~	200	201
5.108% (SOFRRATE + 1.200%) due 01/23/2028 ~	100	101
5.299% due 07/24/2029 •	500	515
6.070% due 10/22/2027 •	500	508
JPMorgan Chase Bank NA 4.740% (SOFRRATE + 1.000%) due 12/08/2026 ~	500	504
Kilroy Realty LP 6.250% due 01/15/2036	300	310
Lloyds Banking Group PLC
4.849% (SOFRINDX + 1.060%) due 11/26/2028 ~	200	201
5.087% due 11/26/2028 •	200	204
LPL Holdings, Inc. 5.200% due 03/15/2030	600	614
LXP Industrial Trust 2.375% due 10/01/2031	300	263
Marsh & McLennan Cos., Inc. 4.525% (SOFRINDX + 0.700%) due 11/08/2027 ~	300	302
MassMutual Global Funding II
4.300% due 10/22/2027	600	605
5.050% due 12/07/2027	600	613
Mercury General Corp. 4.400% due 03/15/2027	500	500
Mitsubishi UFJ Financial Group, Inc. 5.197% due 01/16/2031 •	600	620
Morgan Stanley
4.654% due 10/18/2030 •	600	607
4.968% (SOFRRATE + 1.020%) due 04/13/2028 ~	900	904
5.123% due 02/01/2029 •	500	510
5.449% due 07/20/2029 •	500	516
5.652% due 04/13/2028 •	300	306
5.656% due 04/18/2030 •	200	208
Morgan Stanley Bank NA 5.026% (SOFRRATE + 1.080%) due 01/14/2028 ~	500	504
Morgan Stanley Direct Lending Fund 4.500% due 02/11/2027	900	899
Morgan Stanley Private Bank NA 4.754% (SOFRRATE + 0.770%) due 07/06/2028 ~	1,300	1,303

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2025 (Unaudited)

Mutual of Omaha Cos Global Funding
5.000% due 04/01/2030		400	409
5.350% due 04/09/2027		300	305
5.450% due 12/12/2028		500	518
Nationwide Building Society 6.557% due 10/18/2027 •		500	510
NatWest Group PLC 5.583% due 03/01/2028 •		500	509
NatWest Markets PLC 5.022% due 03/21/2030		900	924
New York Life Global Funding 4.526% due 01/16/2026 •		500	500
Newmark Group, Inc. 7.500% due 01/12/2029		500	537
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		200	196
5.773% (SOFRINDX + 2.050%) due 09/13/2027 ~		500	497
Nomura Holdings, Inc. 2.172% due 07/14/2028		100	95
Northwestern Mutual Global Funding 4.900% due 06/12/2028		500	512
Nuveen LLC 5.550% due 01/15/2030		500	521
Pacific Life Global Funding II 4.500% due 08/28/2029		600	607
Piedmont Operating Partnership LP 3.150% due 08/15/2030		1,200	1,103
Pricoa Global Funding I 4.650% due 08/27/2031		600	608
Principal Life Global Funding II 4.950% due 11/27/2029		400	409
Prologis LP 4.200% due 02/15/2033	CAD	900	660
Protective Life Global Funding 5.467% due 12/08/2028		$500	519
Realty Income Corp. 3.375% due 06/20/2031	EUR	300	351
RGA Global Funding
5.448% due 05/24/2029		$100	104
5.500% due 01/11/2031		500	520
Royal Bank of Canada
4.875% due 01/19/2027		500	505
4.900% due 01/12/2028		300	306
Sammons Financial Group, Inc. 6.875% due 04/15/2034		600	659
Santander Holdings USA, Inc.
5.741% due 03/20/2031 •		600	622
6.499% due 03/09/2029 •		300	313
Santander U.K. Group Holdings PLC 4.858% due 09/11/2030 •		475	481
SBA Tower Trust 2.328% due 07/15/2052		900	865
Sixth Street Lending Partners 6.125% due 07/15/2030		600	616
Societe Generale SA 1.792% due 06/09/2027 •		1,200	1,187
Standard Chartered PLC 6.750% due 02/08/2028 •		100	103
State Street Bank & Trust Co. 4.782% due 11/23/2029		250	257
Stifel Financial Corp. 4.000% due 05/15/2030		1,300	1,274
Sumitomo Mitsui Financial Group, Inc.
1.902% due 09/17/2028		900	850
5.240% due 04/15/2030		500	519
5.316% due 07/09/2029		600	621
UBS Group AG
0.650% due 09/10/2029	EUR	1,200	1,298
4.194% due 04/01/2031 •		$300	297
5.428% due 02/08/2030 •		700	724
6.246% due 09/22/2029 •		500	526
VICI Properties LP 5.625% due 04/01/2035		600	613
Wells Fargo & Co.
2.393% due 06/02/2028 •		500	489
3.526% due 03/24/2028 •		800	795
5.244% due 01/24/2031 •		600	622
6.303% due 10/23/2029 •		500	528
Wells Fargo Bank NA 4.798% (SOFRRATE + 1.070%) due 12/11/2026 ~		500	504

			76,138

INDUSTRIALS 14.7%
Abu Dhabi National Energy Co. PJSC 4.375% due 10/09/2031		600	600

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2025 (Unaudited)

Adnoc Murban Rsc Ltd. 4.250% due 09/11/2029	300	302
Algonquin Power & Utilities Corp. 5.365% due 06/15/2026 þ	700	703
Altria Group, Inc. 4.875% due 02/04/2028	600	610
American Airlines Pass-Through Trust
3.200% due 12/15/2029	701	686
3.500% due 08/15/2033	912	844
Amrize Finance U.S. LLC 4.950% due 04/07/2030	400	409
AppLovin Corp. 5.125% due 12/01/2029	700	718
Arrow Electronics, Inc. 5.150% due 08/21/2029	600	615
BAT Capital Corp. 6.343% due 08/02/2030	500	541
Bayer U.S. Finance II LLC 4.375% due 12/15/2028	1,600	1,602
Bayer U.S. Finance LLC 6.375% due 11/21/2030	200	214
Beignet Investor LLC 6.581% due 05/30/2049	3,600	3,807
Beth Israel Lahey Health, Inc. 3.080% due 07/01/2051	900	593
BMW U.S. Capital LLC 5.050% due 03/21/2030	600	616
Boeing Co. 2.196% due 02/04/2026	500	499
Broadcom, Inc. 5.050% due 07/12/2029	600	618
Canadian Natural Resources Ltd. 5.000% due 12/15/2029	300	308
CDW LLC/CDW Finance Corp. 5.100% due 03/01/2030	600	612
Centene Corp.
2.500% due 03/01/2031	550	475
2.625% due 08/01/2031	150	129
3.000% due 10/15/2030	400	358
4.625% due 12/15/2029	500	485
Cheniere Energy Partners LP
3.250% due 01/31/2032	500	461
4.500% due 10/01/2029	200	200
Cheniere Energy, Inc. 5.650% due 04/15/2034	500	519
Cigna Group 5.000% due 05/15/2029	500	514
Constellation Brands, Inc. 4.800% due 01/15/2029	375	381
CVS Health Corp. 5.250% due 01/30/2031	400	413
Daimler Truck Finance North America LLC
4.685% (SOFRRATE + 0.960%) due 09/25/2027 ~	600	602
5.000% due 01/15/2027	500	505
Delta Air Lines Pass-Through Trust 2.000% due 12/10/2029	805	770
DT Midstream, Inc. 5.800% due 12/15/2034	750	779
Energy Transfer LP 6.100% due 12/01/2028	200	210
Equifax, Inc. 4.800% due 09/15/2029	600	610
Expand Energy Corp. 5.700% due 01/15/2035	300	311
Expedia Group, Inc. 3.250% due 02/15/2030	800	768
Ferguson Enterprises, Inc. 4.350% due 03/15/2031	600	598
Fresenius Medical Care U.S. Finance III, Inc. 1.875% due 12/01/2026	1,200	1,173
Greensaif Pipelines Bidco SARL
6.103% due 08/23/2042	200	209
6.129% due 02/23/2038	200	213
6.510% due 02/23/2042	300	328
Harbour Energy PLC 6.327% due 04/01/2035	600	608
Hyatt Hotels Corp.
5.250% due 06/30/2029	600	618
5.750% due 03/30/2032	600	629
Hyundai Capital America
1.800% due 01/10/2028	100	95
5.150% due 03/27/2030	600	615
5.250% due 01/08/2027	400	405
5.950% due 09/21/2026	500	507
6.500% due 01/16/2029	600	636

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2025 (Unaudited)

Illumina, Inc. 4.650% due 09/09/2026		500	502
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050		1,600	1,163
JetBlue Pass-Through Trust 2.750% due 11/15/2033		1,079	971
Marriott International, Inc. 5.550% due 10/15/2028		500	520
Mars, Inc. 5.200% due 03/01/2035		600	617
Mercedes-Benz Finance North America LLC
4.750% due 03/31/2028		600	610
4.800% due 01/11/2027		500	504
National Fuel Gas Co. 5.500% due 03/15/2030		600	620
Nissan Motor Co. Ltd. 4.345% due 09/17/2027		1,100	1,086
NTT Finance Corp. 4.620% due 07/16/2028		261	264
Occidental Petroleum Corp. 5.200% due 08/01/2029		600	615
Oracle Corp.
4.800% due 08/03/2028		600	603
6.150% due 11/09/2029		300	313
Paramount Global 2.900% due 01/15/2027		100	98
Philip Morris International, Inc. 3.750% due 01/15/2031	EUR	500	601
Quanta Services, Inc. 4.300% due 08/09/2028		$600	603
Quest Diagnostics, Inc. 4.625% due 12/15/2029		600	610
Roche Holdings, Inc. 4.790% due 03/08/2029		500	513
Santos Finance Ltd. 5.750% due 11/13/2035		500	497
Snam SpA 5.750% due 05/28/2035		400	419
South Bow USA Infrastructure Holdings LLC 5.026% due 10/01/2029		600	609
Southern Co. 3.700% due 04/30/2030		1,000	977
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029		1,237	1,188
Stryker Corp. 3.375% due 09/11/2032	EUR	200	236
Syensqo Finance America LLC 5.650% due 06/04/2029		$600	622
T-Mobile USA, Inc.
2.050% due 02/15/2028		100	96
4.800% due 07/15/2028		300	306
Thames Water Super Senior Issuer PLC 9.750% due 10/10/2027	GBP	9	14
United Airlines Pass-Through Trust
2.700% due 11/01/2033		$878	807
3.450% due 06/01/2029		162	160
UnitedHealth Group, Inc. 4.250% due 01/15/2029		800	806
VMware LLC 1.800% due 08/15/2028		1,000	947
Volkswagen Group of America Finance LLC
5.050% due 03/27/2028		1,200	1,219
5.350% due 03/27/2030		600	617
Warnermedia Holdings, Inc. 3.755% due 03/15/2027		285	284
Zimmer Biomet Holdings, Inc. 5.350% due 12/01/2028		500	517

			51,155

UTILITIES 6.7%
AES Corp.
2.450% due 01/15/2031		200	181
5.450% due 06/01/2028		400	409
Alliant Energy Finance LLC 5.400% due 06/06/2027		600	609
Ameren Corp. 5.000% due 01/15/2029		500	511
Boston Gas Co. 3.001% due 08/01/2029		1,200	1,148
DTE Energy Co. 5.100% due 03/01/2029		500	513
Edison International 4.125% due 03/15/2028		200	198
Electricite de France SA 6.375% due 01/13/2055		500	523

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2025 (Unaudited)

Emera U.S. Finance LP 2.639% due 06/15/2031		500	453
Enel Finance International NV
1.625% due 07/12/2026		1,000	988
2.500% due 07/12/2031		1,000	900
Entergy Corp. 2.950% due 09/01/2026		2,700	2,681
EPH Financing International AS 6.651% due 11/13/2028	EUR	400	508
Exelon Corp. 5.150% due 03/15/2028		$500	511
Florida Power & Light Co. 5.050% due 04/01/2028		600	616
FORESEA Holding SA 7.500% due 06/15/2030		236	232
Monongahela Power Co. 3.550% due 05/15/2027		1,400	1,392
New York State Electric & Gas Corp.
1.950% due 10/01/2030		1,200	1,052
2.150% due 10/01/2031		900	796
NorthWestern Corp. 5.073% due 03/21/2030		800	821
ONEOK, Inc.
3.250% due 06/01/2030		600	572
4.400% due 10/15/2029		300	301
6.500% due 09/01/2030		600	644
PacifiCorp 5.300% due 02/15/2031		900	927
PG&E Recovery Funding LLC 5.231% due 06/01/2042		600	608
Rio Oil Finance Trust 9.750% due 01/06/2027		521	538
San Diego Gas & Electric Co. 1.700% due 10/01/2030		500	447
SGSP Australia Assets Pty. Ltd. 3.250% due 07/29/2026		1,500	1,494
Southern California Edison Co.
2.250% due 06/01/2030		1,400	1,272
4.125% due 03/01/2048		100	76
4.875% due 02/01/2027		300	302
5.150% due 06/01/2029		100	102
Southern Gas Corridor CJSC 6.875% due 03/24/2026		500	504
Telefonica Europe BV 8.250% due 09/15/2030		200	230
Virginia Power Fuel Securitization LLC 5.088% due 05/01/2029		240	242

			23,301

Total Corporate Bonds & Notes (Cost $149,412)			150,594

MUNICIPAL BONDS & NOTES 0.7%
ARIZONA 0.1%
Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2024 7.375% due 10/01/2029		350	367

LOUISIANA 0.2%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2022 4.145% due 02/01/2033		800	801

TEXAS 0.1%
Texas Natural Gas Securitization Finance Corp. Revenue Bonds, Series 2023 5.169% due 04/01/2041		400	409

WEST VIRGINIA 0.3%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 2.951% due 06/01/2031		1,000	917

Total Municipal Bonds & Notes (Cost $2,550)			2,494

U.S. GOVERNMENT AGENCIES 44.9%
Federal Home Loan Mortgage Corp.
3.000% due 05/01/2052 - 09/01/2052		30,596	27,132
4.000% due 10/01/2052		173	164
5.000% due 06/01/2028 - 09/01/2053		976	983
5.500% due 04/01/2038 - 01/01/2055		1,619	1,645
6.000% due 10/01/2053 - 06/01/2054		722	743
Federal Home Loan Mortgage Corp. REMICS
4.288% due 10/15/2043 •		213	209
4.774% due 12/25/2055 •		856	857
5.074% due 02/25/2055 •		553	555
5.174% due 05/25/2054 •		681	684

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2025 (Unaudited)

Federal National Mortgage Association
3.000% due 06/01/2029 - 07/01/2052	5,561	4,933
3.500% due 03/01/2048	58	54
4.000% due 11/01/2047 - 06/01/2052	2,100	2,029
4.500% due 01/01/2041 - 05/01/2053	586	578
5.000% due 07/01/2053	2,097	2,103
5.500% due 02/01/2036 - 05/01/2036	25	27
6.313% due 01/01/2036 •	526	549
6.497% due 05/01/2038 •	291	303
Federal National Mortgage Association REMICS
0.161% due 02/25/2033 •	2,080	1,905
3.000% due 10/25/2040	389	376
4.974% due 10/25/2055 •	686	689
5.074% due 12/25/2053 •	408	410
Government National Mortgage Association
3.000% due 11/15/2049	433	390
4.000% due 09/15/2049	214	204
5.000% due 05/15/2047 - 09/15/2047	70	71
Government National Mortgage Association REMICS
0.000% due 11/20/2039 (a)(b)	1,540	1,300
4.337% due 05/20/2047 •	366	354
4.574% due 02/20/2067 •	262	262
4.584% due 06/20/2067 •	63	63
4.670% due 04/20/2065 •	66	66
4.718% due 01/20/2073 •	488	490
4.734% due 09/20/2065 •	625	626
4.798% due 03/20/2073 •	568	571
4.818% due 11/20/2073 •	972	981
4.864% due 08/20/2066 - 08/20/2067 •	974	979
4.914% due 05/20/2066 - 06/20/2066 •	910	913
4.938% due 12/20/2072 •	402	407
4.968% due 12/20/2073 •	487	493
5.058% due 11/20/2072 •	685	698
5.227% due 06/20/2067 •	1,068	1,080
Government National Mortgage Association, TBA
4.000% due 01/01/2056	2,900	2,740
4.500% due 01/01/2056	3,100	3,020
5.000% due 01/01/2056	3,560	3,552
6.000% due 01/01/2056	1,800	1,835
Uniform Mortgage-Backed Security, TBA
4.000% due 02/01/2056	4,200	3,982
4.500% due 02/01/2056	5,500	5,365
5.000% due 02/01/2056	5,660	5,639
5.500% due 02/01/2056	50,225	50,884
6.000% due 02/01/2056	22,100	22,681

Total U.S. Government Agencies (Cost $156,997)		156,574

U.S. TREASURY OBLIGATIONS 16.3%
U.S. Treasury Bonds
1.375% due 11/15/2040	4,300	2,793
1.375% due 08/15/2050	500	246
1.625% due 11/15/2050	500	263
1.875% due 02/15/2051	2,650	1,482
1.875% due 11/15/2051	925	512
2.000% due 02/15/2050	1,200	704
2.000% due 08/15/2051	2,725	1,562
2.250% due 08/15/2049	5,568	3,493
2.375% due 11/15/2049	500	321
2.375% due 05/15/2051	80	50
2.500% due 02/15/2045	5,800	4,109
2.750% due 08/15/2042	400	309
2.875% due 05/15/2049	400	287
3.000% due 02/15/2048	300	223
3.000% due 08/15/2048	300	222
3.000% due 02/15/2049	200	147
3.125% due 02/15/2043 (h)	1,930	1,562
3.125% due 08/15/2044	4,300	3,405
3.250% due 05/15/2042	1,300	1,085
3.375% due 11/15/2048	1,300	1,029
3.750% due 08/15/2041	1,600	1,442
3.750% due 11/15/2043 (h)	2,500	2,192
3.875% due 02/15/2043	1,000	900
3.875% due 05/15/2043	400	359
4.000% due 11/15/2042	1,147	1,052
4.250% due 08/15/2054	1,800	1,628
4.375% due 05/15/2041	1,828	1,782
4.375% due 08/15/2043	1,148	1,097
4.500% due 11/15/2054	400	377
4.625% due 05/15/2044	900	884
4.625% due 05/15/2054	1,300	1,252
4.625% due 11/15/2055	2,200	2,120
4.750% due 08/15/2055	8,050	7,917
4.875% due 08/15/2045	1,017	1,027
U.S. Treasury Inflation Protected Securities (c)
0.125% due 02/15/2051	2,376	1,285

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2025 (Unaudited)

0.125% due 02/15/2052		936	495
0.250% due 02/15/2050		507	292
0.750% due 02/15/2045		691	505
0.875% due 02/15/2047		270	195
1.000% due 02/15/2046		618	467
1.000% due 02/15/2049		259	186
1.500% due 02/15/2053		438	342
2.125% due 02/15/2054		1,878	1,689
2.375% due 02/15/2055		619	588
2.125% due 04/15/2029 (h)		2,632	2,688
U.S. Treasury Notes
4.250% due 08/15/2035		372	375

Total U.S. Treasury Obligations (Cost $63,855)			56,940

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.1%
Banc of America Funding Trust 5.301% due 05/25/2035 ~		343	322
Bear Stearns ARM Trust 6.125% due 02/25/2033 ~		1	1
Benchmark Mortgage Trust 3.976% due 07/15/2051		81	81
Chase Home Lending Mortgage Trust
3.250% due 09/25/2063 ~		421	381
5.174% due 06/25/2055 •		450	451
Chase Mortgage Finance Trust 6.915% due 02/25/2037 ~		3	3
Credit Suisse First Boston Mortgage Securities Corp. 3.900% due 09/25/2033 ~		1	1
Cross Mortgage Trust 6.093% due 04/25/2069 þ		309	313
CSWF Corp. 4.931% due 06/15/2034 •		46	45
Eurohome U.K. Mortgages PLC 4.050% due 06/15/2044 •	GBP	164	222
Eurosail-U.K. PLC 4.851% due 06/13/2045 •		626	844
GS Mortgage Securities Corp. Trust 4.997% due 07/15/2035 •		$499	329
GSR Mortgage Loan Trust 6.449% due 01/25/2035 ~		116	110
HomeBanc Mortgage Trust 4.346% due 03/25/2035 •		167	138
Impac CMB Trust 4.626% due 10/25/2034 •		178	179
JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042		500	471
4.128% due 07/05/2031		500	441
JP Morgan Mortgage Trust
3.500% due 09/25/2052 ~		690	634
5.990% due 07/25/2064 ~		380	383
Landmark Mortgage Securities No. 3 PLC 4.334% due 04/17/2044 •	GBP	150	197
Ludgate Funding PLC 4.128% due 12/01/2060 •		1,003	1,329
Mansard Mortgages PLC 4.243% due 04/15/2047 •		247	331
MASTR Adjustable Rate Mortgages Trust 5.633% due 11/21/2034 ~		$227	226
Merrill Lynch Mortgage Investors Trust
4.346% due 11/25/2035 •		56	54
4.883% due 01/25/2029 •		20	19
Morgan Stanley Capital I Trust 3.436% due 12/15/2049		472	469
New Residential Mortgage Loan Trust 6.864% due 10/25/2063 þ		298	302
NYMT Loan Trust 3.750% due 02/25/2068 ~		410	383
OBX Trust 3.695% due 04/25/2053 ~		353	351
ONE Mortgage Trust 4.564% due 03/15/2036 •		700	698
PRET Trust 3.900% due 10/25/2063 ~		778	755
PRPM LLC 3.750% due 03/25/2054 þ		450	444
PRPM Trust 6.265% due 12/25/2068 þ		320	324
Resloc U.K. PLC 2.260% due 12/15/2043 •	EUR	2,132	2,439
Structured Adjustable Rate Mortgage Loan Trust 5.112% due 09/25/2034 ~		$334	329
Towd Point Mortgage Funding - Granite 6 PLC 4.856% due 07/20/2053 •	GBP	336	453
Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		$846	817

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2025 (Unaudited)

4.405% due 02/25/2055 ~		500	488
UWM Mortgage Trust 2.500% due 11/25/2051 ~		908	761
Verus Securitization Trust 6.193% due 03/25/2068 þ		245	245
WaMu Mortgage Pass-Through Certificates Trust
4.386% due 07/25/2045 •		54	53
4.426% due 10/25/2045 •		935	910

Total Non-Agency Mortgage-Backed Securities (Cost $17,813)			17,726

ASSET-BACKED SECURITIES 1.8%
AUTOMOBILE SEQUENTIAL 0.2%
Citizens Auto Receivables Trust 5.840% due 01/18/2028		230	232
Ford Credit Auto Lease Trust 5.050% due 06/15/2027		500	502

			734

HOME EQUITY OTHER 0.6%
Countrywide Asset-Backed Certificates Trust 4.386% due 12/25/2034 •		1,127	1,105
Merrill Lynch Mortgage Investors Trust 4.641% due 09/25/2035 •		10	10
RCKT Mortgage Trust 4.795% due 09/25/2055 þ		386	385
Wells Fargo Home Equity Asset-Backed Securities Trust 4.846% due 10/25/2034 •		415	430

			1,930

OTHER ABS 1.0%
GreenSky Home Improvement Issuer Trust 5.320% due 03/25/2060		600	615
Nelnet Student Loan Trust
4.670% due 06/22/2065		382	381
5.268% due 06/22/2065 •		287	289
6.118% due 02/20/2041 •		232	237
Pagaya AI Debt Trust 6.258% due 10/15/2031		140	140
PEAC Solutions Receivables LLC 4.940% due 10/20/2028		500	503
SMB Private Education Loan Trust
5.240% due 03/15/2056		235	240
5.434% due 03/15/2056 •		628	635
T-Mobile U.S. Trust 5.050% due 09/20/2029		500	503

			3,543

Total Asset-Backed Securities (Cost $6,148)			6,207

SOVEREIGN ISSUES 6.2%
Australia Government Bonds 2.750% due 06/21/2035	AUD	1,300	738
Canada Government Bonds
3.000% due 06/01/2034	CAD	1,100	783
3.250% due 12/01/2034		445	322
Colombia TES
11.000% due 08/22/2029	COP	2,282,800	571
11.750% due 01/24/2035		2,172,200	536
12.750% due 11/28/2040		2,302,100	598
13.250% due 02/09/2033		1,992,700	535
European Union 2.875% due 10/05/2029	EUR	1,200	1,430
Japan Government Forty Year Bonds 2.200% due 03/20/2064	JPY	66,000	307
Japan Government Thirty Year Bonds
2.300% due 12/20/2054		110,000	564
2.400% due 03/20/2055		120,700	633
2.800% due 06/20/2055		80,000	457
3.200% due 09/20/2055		40,000	248
Japan Government Twenty Year Bonds
2.000% due 12/20/2044		140,000	778
2.400% due 03/20/2045		82,100	485
Kuwait International Government Bonds
4.016% due 10/09/2028		$200	200
4.136% due 10/09/2030		200	200
Mexico Government International Bonds
6.000% due 05/07/2036		200	203
6.875% due 05/13/2037		600	642
New South Wales Treasury Corp.
1.750% due 03/20/2034	AUD	600	310

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2025 (Unaudited)

4.750% due 02/20/2037		100	63
Peru Government Bonds
6.850% due 08/12/2035	PEN	650	208
7.300% due 08/12/2033		6,380	2,166
Peru Government International Bonds
5.375% due 02/08/2035		$500	512
6.150% due 08/12/2032	PEN	3,540	1,137
6.950% due 08/12/2031		722	239
Province of Ontario 3.800% due 12/02/2034	CAD	55	40
Province of Quebec
4.450% due 09/01/2034		1,500	1,148
6.350% due 01/30/2026		$600	601
Queensland Treasury Corp.
1.500% due 08/20/2032	AUD	500	269
4.500% due 08/22/2035		100	62
Romania Government International Bonds 3.000% due 02/27/2027		$900	887
Saudi Government International Bonds
4.750% due 01/16/2030		500	511
5.125% due 01/13/2028		400	409
Treasury Corp. of Victoria 2.250% due 09/15/2033	AUD	300	164
U.K. Gilts
3.750% due 10/22/2053	GBP	600	636
4.375% due 07/31/2054		1,714	2,028

Total Sovereign Issues (Cost $21,585)			21,620

		SHARES
COMMON STOCKS 0.3%
INDUSTRIALS 0.3%
Drillco Holdings Luxembourg SA «(e)		22,807	515
Foresea Holdings SA «		17,243	389

Total Common Stocks (Cost $801)			904

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 3.3%
COMMERCIAL PAPER 0.8%
Crown Castle, Inc. 4.150% due 01/20/2026		$900	898
HCA, Inc.
4.100% due 01/20/2026		900	898
4.300% due 01/07/2026		562	562
4.300% due 01/13/2026		338	337

			2,695

		SHARES
MUTUAL FUNDS 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.850% (d)		571,570	572

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2025 (Unaudited)

	PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (f) 2.3%		7,900

Total Short-Term Instruments (Cost $11,167)		11,167

Total Investments in Securities (Cost $430,328)		424,226

	SHARES
INVESTMENTS IN AFFILIATES 5.0%
SHORT-TERM INSTRUMENTS 5.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.0%
PIMCO Short-Term Floating NAV Portfolio III	1,783,711	17,375

Total Short-Term Instruments (Cost $17,366)		17,375

Total Investments in Affiliates (Cost $17,366)		17,375

Total Investments 126.8% (Cost $447,694)		$441,601
Financial Derivative Instruments (g)(i) (0.1)%(Cost or Premiums, net $(359))		(446)
Other Assets and Liabilities, net (26.7)%		(92,802)

Net Assets 100.0%		$348,353

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Principal only security.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Coupon represents a 7-Day Yield.
(e)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Drillco Holdings Luxembourg SA	06/08/2023	$456	$515	0.15%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC STR	3.820%	12/31/2025	01/02/2026	$7,900	U.S. Treasury Notes 3.375% due 05/15/2033	$(8,058)	$7,900	$7,902

Total Repurchase Agreements	$(8,058)	$7,900	$7,902

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.4)%
Uniform Mortgage-Backed Security, TBA	3.000%	02/01/2056	$1,700	$(1,503)	$(1,503)

Total Short Sales (0.4)%	$(1,503)	$(1,503)

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(41) at a weighted average interest rate of 4.448%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond March Futures	03/2026	32	$2,338	$4	$2	$0
Canada Government 10-Year Bond March Futures	03/2026	17	1,498	(14)	0	(3)
Long Guilt March Futures	03/2026	17	2,094	14	4	(2)
U.S. Treasury 2-Year Note March Futures	03/2026	57	11,901	11	0	(4)
U.S. Treasury 5-Year Note March Futures	03/2026	141	15,412	(1)	0	(16)
U.S. Treasury 10-Year Note March Futures	03/2026	318	35,755	(74)	0	(65)
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	123	14,147	(78)	0	(23)

$(138)	$6	$(113)

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2025 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund March Futures	03/2026	54	$(8,096)	$112	$15	$0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	35	(4,130)	67	13	0

$179	$28	$0

Total Futures Contracts	$41	$34	$(113)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.414%	$1,800	$(11)	$37	$26	$0	$(1)
Boeing Co.	1.000	Quarterly	06/20/2026	0.217	600	2	0	2	0	0
Boeing Co.	1.000	Quarterly	12/20/2027	0.356	600	(4)	12	8	0	0
Boeing Co.	1.000	Quarterly	06/20/2029	0.501	300	(2)	7	5	0	0
Boeing Co.	1.000	Quarterly	12/20/2030	0.651	500	9	(1)	8	0	0
Ford Motor Co.	5.000	Quarterly	12/20/2028	1.093	600	66	0	66	0	0
T-Mobile USA, Inc.	5.000	Quarterly	06/20/2028	0.255	400	69	(23)	46	0	0

$129	$32	$161	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-45 5-Year Index	1.000%	Quarterly	12/20/2030	$9,200	$205	$6	$211	$0	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(6)	1-Day GBP-SONIO Compounded-OIS	4.500%	Annual	03/18/2056	GBP	300	$(6)	$4	$(2)	$0	$(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029	JPY	10,000	4	(6)	(2)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2032	670,000	(124)	203	79	8	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027	$9,300	(595)	256	(339)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	600	(5)	(1)	(6)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	5,200	(97)	28	(69)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030	100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.572	Annual	10/31/2030	2,500	0	(12)	(12)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030	100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.585	Annual	10/31/2030	4,600	0	(25)	(25)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030	6,800	0	(70)	(70)	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030	300	0	(4)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030	500	0	(6)	(6)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030	300	0	(4)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030	500	0	(6)	(6)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	04/30/2031	2,025	0	(12)	(12)	3	0

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		4,449	(4)	(40)	(44)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	08/15/2033		5,100	0	(6)	(6)	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.709	Annual	08/15/2033		1,800	0	(5)	(5)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.717	Annual	08/15/2033		760	0	(3)	(3)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.718	Annual	08/15/2033		3,200	0	(11)	(11)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.763	Annual	08/15/2033		3,000	0	(20)	(20)	6	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.640	Annual	08/15/2035		200	0	2	2	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.700	Annual	08/15/2035		200	0	1	1	1	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035		426	1	1	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		7,800	237	674	911	25	0
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	12/17/2054		400	0	27	27	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		1,000	19	94	113	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.642	Annual	02/15/2055		300	0	28	28	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	02/15/2055		100	0	9	9	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	02/15/2055		200	0	13	13	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		300	29	20	49	1	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	1,000	(16)	11	(5)	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		800	(23)	18	(5)	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		3,200	(13)	(14)	(27)	0	(3)
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	03/19/2035		1,000	(1)	(36)	(37)	0	(1)
Receive	6-Month EUR-EURIBOR	2.050	Annual	10/05/2029	EUR	200	0	1	1	0	0
Receive	6-Month EUR-EURIBOR	2.056	Annual	10/05/2029		400	0	2	2	0	0
Receive	6-Month EUR-EURIBOR	2.063	Annual	10/05/2029		600	0	4	4	0	0
Pay(6)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		12,200	(40)	(218)	(258)	0	(17)
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		2,410	(36)	180	144	8	0
Pay	28-Day MXN-TIIE	9.430	Lunar	04/06/2029	MXN	4,700	0	13	13	0	0
Pay	28-Day MXN-TIIE	7.750	Lunar	04/01/2030		4,100	0	1	1	0	0
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	2,600	(26)	(41)	(67)	2	0
Receive	CAONREPO	3.000	Semi-Annual	06/01/2033		300	1	(1)	0	0	0
Receive	CAONREPO	2.740	Semi-Annual	06/01/2034		200	0	3	3	0	0
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034		1,800	2	3	5	1	0

							$(693)	$1,054	$361	$126	$(28)

Total Swap Agreements							$(359)	$1,092	$733	$126	$(29)

(h)

Securities with an aggregate market value of $3,234 and cash of $3,318 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.

(1)	Unsettled variation margin liability of $(1) for closed futures is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2025 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	01/2026	COP	164		$0	$0	$0
	01/2026	TWD	1,810		59	2	0
	01/2026		$177	EUR	150	0	0
	01/2026		30	INR	2,654	0	0
	01/2026		20	KRW	28,854	0	0
	01/2026		39	PLN	144	1	0
	01/2026		18	TWD	565	0	0
	02/2026	COP	169,697		$45	1	0
	02/2026	ILS	328		103	0	0
	03/2026	COP	444,428		116	1	0
BPS	01/2026	AUD	2,182		1,426	0	(30)
	01/2026	CHF	55		70	0	0
	01/2026	CNH	3,321		471	0	(5)
	01/2026	IDR	1,488,647		89	0	0
	01/2026	JPY	60,200		388	4	0
	01/2026	NZD	405		230	0	(3)
	01/2026	TWD	8,671		283	7	0
	01/2026		$116	CNH	808	0	0
	01/2026		443	IDR	7,409,276	1	0
	01/2026		25	PLN	91	1	0
	01/2026		490	TWD	15,425	1	0
	02/2026	EUR	95	RON	488	0	0
	02/2026		$161	IDR	2,694,212	0	0
	02/2026		260	TWD	8,146	0	(1)
	03/2026	TWD	1,260		$41	1	0
BRC	01/2026	ILS	129		40	0	0
	01/2026		$394	AUD	589	0	(1)
	01/2026		409	NZD	708	0	(1)
	01/2026		84	PLN	307	1	0
	02/2026	ILS	122		$38	0	0
BSH	01/2026	JPY	94,471		607	3	0
	01/2026	PEN	1,853		524	0	(27)
	02/2026	COP	4		0	0	0
	02/2026	PEN	1,311		375	0	(15)
	03/2026		1,206		345	0	(13)
CBK	01/2026	AUD	798		530	0	(3)
	01/2026	COP	1,213,536		319	1	0
	01/2026	NZD	121		70	0	0
	01/2026	TWD	55,671		1,835	63	0
	01/2026		$114	CNH	798	0	0
	01/2026		45	COP	170,193	0	0
	01/2026		1,590	INR	141,834	0	(16)
	01/2026		326	NOK	3,300	1	0
	01/2026		780	NZD	1,348	0	(4)
	01/2026		9	THB	297	0	0
	01/2026		21	TWD	653	0	0
	02/2026	COP	688,792		$180	1	0
	02/2026	EUR	36	RON	182	0	0
	02/2026	ILS	256		$81	0	0
	02/2026	PEN	1,210		329	0	(30)
	02/2026		$6	TWD	202	0	0
	03/2026	COP	440,817		$116	2	0
	03/2026	PEN	112		33	0	0
	03/2026	TWD	1,370		44	1	0
	04/2026	COP	107,480		28	1	0
	07/2026	PEN	1,700		492	0	(10)
DUB	01/2026	ILS	205		64	0	(1)
	01/2026	KRW	232,486		159	0	(2)
	01/2026		$56	ILS	178	0	0
	01/2026		456	INR	40,569	0	(5)
	01/2026		14	KRW	19,987	0	0
	02/2026	EUR	318	RON	1,632	1	0
	02/2026	ILS	178		$56	0	0
	02/2026	PEN	1,441		405	0	(23)
	02/2026		$9	TWD	273	0	0
FAR	01/2026	AUD	3,429		$2,230	0	(58)
	01/2026	CNH	1,655		235	0	(2)
	01/2026	GBP	3,745		4,918	0	(130)
	01/2026	PEN	996		292	0	(4)
	01/2026		$30	ILS	95	0	0
	01/2026		3,490	MXN	64,745	97	0
	01/2026		510	NZD	890	3	0
	01/2026		355	PEN	1,198	1	0
	01/2026		497	PLN	1,814	8	0
	02/2026	ILS	95		$30	0	0
	06/2026	PEN	1,204		356	0	(1)
GLM	01/2026	CHF	336		419	0	(6)
	01/2026	ILS	304		94	0	(1)
	01/2026		$80	CNH	565	1	0

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2025 (Unaudited)

	01/2026		137	IDR	2,283,345	0	0
	01/2026		408	PLN	1,491	7	0
	02/2026	COP	459,604		$120	1	0
JPM	01/2026	CNH	6,891		978	0	(10)
	01/2026	ILS	495		152	0	(4)
	01/2026	MXN	224		12	0	0
	01/2026	NZD	104		61	1	0
	01/2026		$200	CNH	1,406	2	0
	01/2026		285	INR	25,460	0	(2)
	01/2026		199	KRW	286,122	0	(1)
	01/2026		334	PLN	1,234	9	0
	02/2026	KRW	285,747		$199	1	0
	03/2026	COP	23		0	0	0
MBC	01/2026	AUD	103		68	0	(1)
	01/2026	CAD	7,133		5,068	0	(132)
	01/2026	CHF	103		130	0	(1)
	01/2026	JPY	4,049		26	0	0
	01/2026	NOK	815		80	0	(1)
	01/2026	NZD	121		70	0	0
	01/2026	SGD	4,162		3,208	0	(32)
	01/2026		$21	THB	671	1	0
	01/2026		28	TWD	871	0	0
MYI	01/2026		176	KRW	257,644	3	0
	02/2026	ILS	452		$140	0	(2)
	02/2026		$15	IDR	251,129	0	0
NGF	01/2026	KRW	381,110		$260	0	(4)
	01/2026		$14	KRW	21,149	0	0
SCX	01/2026	CNH	3,301		$468	0	(5)
	01/2026	JPY	91,083		586	4	0
	01/2026	NOK	810		79	0	(1)
	01/2026	TWD	1,962		64	2	0
	01/2026		$625	IDR	10,451,215	1	0
SOG	01/2026	EUR	6,570		$7,607	0	(118)
	01/2026	JPY	274,140		1,753	1	0
	01/2026		$349	GBP	260	1	0
	01/2026		195	PEN	656	0	0
	02/2026	EUR	258	RON	1,326	1	0
	03/2026		$0	MXN	1	0	0
	03/2026		22	PEN	73	0	0
	07/2026	PEN	661		$195	0	0
SSB	01/2026		$200	IDR	3,335,875	0	0
UAG	01/2026	CHF	241		$301	0	(3)
	01/2026		$60	IDR	1,000,042	0	0
	01/2026		279	PLN	1,023	6	0

Total Forward Foreign Currency Contracts						$246	$(709)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance				$0	$76,138	$0	$76,138
Industrials				0	51,155	0	51,155
Utilities				0	23,301	0	23,301
Municipal Bonds & Notes
Arizona				0	367	0	367
Louisiana				0	801	0	801
Texas				0	409	0	409
West Virginia				0	917	0	917
U.S. Government Agencies				0	156,574	0	156,574
U.S. Treasury Obligations				0	56,940	0	56,940
Non-Agency Mortgage-Backed Securities				0	17,726	0	17,726
Asset-Backed Securities
Automobile Sequential				0	734	0	734
Home Equity Other				0	1,930	0	1,930
Other ABS				0	3,543	0	3,543
Sovereign Issues				0	21,620	0	21,620
Common Stocks
Industrials				0	0	904	904
Short-Term Instruments
Commercial Paper				0	2,695	0	2,695
Mutual Funds				0	572	0	572
Repurchase Agreements				0	7,900	0	7,900

				$0	$423,322	$904	$424,226
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes				$17,375	$0	$0	$17,375

Total Investments				$17,375	$423,322	$904	$441,601

Short Sales, at Value - Liabilities

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	December 31, 2025 (Unaudited)

U.S. Government Agencies	$0	$(1,503)	$0	$(1,503)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	21	139	0	160
Over the counter	0	246	0	246

	$21	$385	$0	$406
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(5)	(137)	0	(142)
Over the counter	0	(709)	0	(709)

	$(5)	$(846)	$0	$(851)

Total Financial Derivative Instruments	$16	$(461)	$0	$(445)

Totals	$17,391	$421,358	$904	$439,653

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

Schedule of Investments PIMCO Total Return Fund V	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 114.3% ¤
CORPORATE BONDS & NOTES 27.7%
BANKING & FINANCE 14.0%
ABN AMRO Bank NV 2.470% due 12/13/2029 •		$800	$763
Alexandria Real Estate Equities, Inc. 2.000% due 05/18/2032		15	13
Ally Financial, Inc. 7.100% due 11/15/2027		300	315
American Express Co. 5.085% due 01/30/2031 •		500	516
American Homes 4 Rent LP 5.500% due 02/01/2034		800	828
Athene Global Funding 4.805% (SOFRINDX + 1.030%) due 08/27/2026 ~		500	502
Banco Santander SA
5.294% due 08/18/2027		400	407
6.527% due 11/07/2027 •		400	408
Bank of America Corp.
4.948% due 07/22/2028 •		500	507
5.202% due 04/25/2029 •		1,800	1,846
6.204% due 11/10/2028 •		780	811
Barclays PLC 6.490% due 09/13/2029 •		1,400	1,480
BNP Paribas SA 1.675% due 06/30/2027 •		1,000	988
BPCE SA
2.045% due 10/19/2027 •		300	295
7.003% due 10/19/2034 •		400	446
Brandywine Operating Partnership LP
3.950% due 11/15/2027		100	98
8.300% due 03/15/2028		100	106
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc. 2.340% due 01/30/2032		1,900	1,667
Brookfield Finance, Inc. 2.724% due 04/15/2031		15	14
Citibank NA 4.876% due 11/19/2027 •		800	806
Citigroup, Inc.
4.075% due 04/23/2029 •		600	600
4.658% due 05/24/2028 •		1,100	1,109
Cooperatieve Rabobank UA 1.106% due 02/24/2027 •		1,200	1,195
CTP NV 3.625% due 03/10/2031	EUR	1,300	1,528
Digital Dutch Finco BV 1.500% due 03/15/2030		600	658
Equinix Europe 2 Financing Corp. LLC 4.600% due 11/15/2030		$400	401
Equitable Financial Life Global Funding 1.300% due 07/12/2026		15	15
European Investment Bank 3.750% due 02/14/2033		15	15
Ford Motor Credit Co. LLC 4.125% due 08/17/2027		1,300	1,290
Goldman Sachs Group, Inc.
3.691% due 06/05/2028 •		600	597
5.727% due 04/25/2030 •		800	836
6.484% due 10/24/2029 •		200	212
Golub Capital BDC, Inc. 7.050% due 12/05/2028		300	317
Goodman U.S. Finance Five LLC 4.625% due 05/04/2032		615	608
HA Sustainable Infrastructure Capital, Inc.
6.150% due 01/15/2031		500	514
6.375% due 07/01/2034		200	204
HAT Holdings I LLC/HAT Holdings II LLC 8.000% due 06/15/2027		243	252
Host Hotels & Resorts LP
2.900% due 12/15/2031		58	53
3.375% due 12/15/2029		750	721
3.500% due 09/15/2030		1,300	1,241
HSBC Holdings PLC 5.887% due 08/14/2027 •		1,900	1,920

Schedule of Investments PIMCO Total Return Fund V (Cont.)	December 31, 2025 (Unaudited)

ING Groep NV 6.083% due 09/11/2027 •		1,500	1,520
Jones Lang LaSalle, Inc. 6.875% due 12/01/2028		200	214
JPMorgan Chase & Co.
3.509% due 01/23/2029 •		1,100	1,090
4.832% (SOFRRATE + 0.920%) due 04/22/2028 ~		300	301
5.299% due 07/24/2029 •		1,300	1,340
5.571% due 04/22/2028 •		200	204
5.581% due 04/22/2030 •		200	209
KEB Hana Bank 5.375% due 04/23/2027		300	306
Kilroy Realty LP
2.500% due 11/15/2032		900	752
2.650% due 11/15/2033		400	328
4.750% due 12/15/2028		100	100
KODIT Global Co. Ltd. 5.357% due 05/29/2027		300	305
Manulife Financial Corp. 3.703% due 03/16/2032		15	14
Mizuho Financial Group, Inc.
5.382% due 07/10/2030 •		400	414
5.778% due 07/06/2029 •		200	208
Morgan Stanley
4.133% due 10/18/2029 •		700	700
4.968% (SOFRRATE + 1.020%) due 04/13/2028 ~		500	502
5.230% due 01/15/2031 •		400	413
5.652% due 04/13/2028 •		200	204
5.656% due 04/18/2030 •		200	208
6.407% due 11/01/2029 •		300	318
Morgan Stanley Bank NA
4.644% (SOFRRATE + 0.685%) due 10/15/2027 ~		400	401
5.504% due 05/26/2028 •		250	255
Mutual of Omaha Cos Global Funding 4.750% due 10/15/2029		400	407
Nationwide Building Society 6.557% due 10/18/2027 •		300	306
Nomura Holdings, Inc. 6.070% due 07/12/2028		1,600	1,669
Norinchukin Bank
2.080% due 09/22/2031		1,100	963
5.094% due 10/16/2029		400	408
Pacific Life Global Funding II 4.850% due 02/10/2030		800	819
Prologis LP 4.200% due 02/15/2033	CAD	700	514
RGA Global Funding
2.700% due 01/18/2029		$900	859
6.000% due 11/21/2028		300	315
Santander U.K. Group Holdings PLC
4.320% due 09/22/2029 •		1,000	1,001
6.534% due 01/10/2029 •		500	522
Standard Chartered PLC 5.005% due 10/15/2030 •		400	409
Sumitomo Mitsui Financial Group, Inc. 2.472% due 01/14/2029		430	411
Toronto-Dominion Bank 5.264% due 12/11/2026		300	304
UBS Group AG
4.194% due 04/01/2031 •		700	693
5.617% due 09/13/2030 •		600	627
6.246% due 09/22/2029 •		1,000	1,053

			48,688

INDUSTRIALS 5.6%
Abu Dhabi National Energy Co. PJSC 4.750% due 03/09/2037		400	393
AP Moller - Maersk AS 5.875% due 09/14/2033		500	532
Beignet Investor LLC 6.581% due 05/30/2049		3,500	3,701
BMW U.S. Capital LLC 5.050% due 03/21/2030		500	513
Centene Corp. 3.000% due 10/15/2030		500	448
Conagra Brands, Inc. 5.750% due 08/01/2035		1,500	1,533
Coty, Inc. 4.500% due 05/15/2027	EUR	300	358
Denso Corp. 4.420% due 09/11/2029		$700	706
Ferguson Finance PLC 3.250% due 06/02/2030		800	765
Hanwha Q Cells Americas Holdings Corp. 5.000% due 07/27/2028		300	308

Schedule of Investments PIMCO Total Return Fund V (Cont.)	December 31, 2025 (Unaudited)

JDE Peet's NV
0.500% due 01/16/2029	EUR	200	218
1.125% due 06/16/2033		200	193
2.250% due 09/24/2031		$500	436
Marriott International, Inc. 4.500% due 10/15/2031		600	602
Mercedes-Benz Finance North America LLC 4.900% due 11/15/2027		500	509
Mondelez International, Inc. 4.625% due 07/03/2031	CAD	500	378
MSCI, Inc. 3.625% due 09/01/2030		$1,600	1,529
NTT Finance Corp. 5.502% due 07/16/2035		800	829
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.500% due 05/11/2031		600	543
3.400% due 05/01/2030		15	14
Oracle Corp. 4.200% due 09/27/2029		400	392
Smurfit Kappa Treasury ULC 5.200% due 01/15/2030		300	310
Smurfit Westrock Financing DAC
5.185% due 01/15/2036		700	705
5.418% due 01/15/2035		500	515
Snam SpA 5.000% due 05/28/2030		600	612
VF Corp. 2.950% due 04/23/2030		500	453
Vmed O2 U.K. Financing I PLC 7.750% due 04/15/2032		200	209
Volkswagen Group of America Finance LLC
4.850% due 09/11/2030		200	202
5.650% due 03/25/2032		1,400	1,456

			19,362

UTILITIES 8.1%
AES Corp.
2.450% due 01/15/2031		300	272
5.450% due 06/01/2028		700	716
Ameren Missouri Securitization Funding I LLC 4.850% due 10/01/2041		578	583
Avangrid, Inc. 3.800% due 06/01/2029		400	395
Duke Energy Carolinas LLC 3.950% due 11/15/2028		500	501
Duke Energy Florida LLC 2.500% due 12/01/2029		625	590
EDP Finance BV 1.710% due 01/24/2028		2,200	2,096
Enel Finance International NV
2.500% due 07/12/2031		1,250	1,125
4.625% due 06/15/2027		500	504
Eversource Energy 4.450% due 12/15/2030		700	696
Georgia Power Co. 3.250% due 04/01/2026		775	774
Hanwha Energy USA Holdings Corp. 4.375% due 07/02/2028		400	404
Interstate Power & Light Co. 4.100% due 09/26/2028		1,100	1,099
MidAmerican Energy Co.
3.150% due 04/15/2050		700	476
3.650% due 04/15/2029		450	445
National Rural Utilities Cooperative Finance Corp. 1.350% due 03/15/2031		400	346
New York State Electric & Gas Corp.
5.300% due 08/15/2034		600	619
5.650% due 08/15/2028		500	521
NextEra Energy Capital Holdings, Inc. 1.900% due 06/15/2028		1,850	1,764
Niagara Mohawk Power Corp. 1.960% due 06/27/2030		800	725
NSTAR Electric Co.
3.250% due 05/15/2029		1,000	972
3.950% due 04/01/2030		870	859
Oncor Electric Delivery Co. LLC 3.500% due 05/15/2031	EUR	300	358
Pacific Gas & Electric Co.
5.050% due 10/15/2032		$600	604
6.700% due 04/01/2053		1,265	1,337
Public Service Co. of Oklahoma 2.200% due 08/15/2031		875	778
Public Service Enterprise Group, Inc. 5.875% due 10/15/2028		1,500	1,567

Schedule of Investments PIMCO Total Return Fund V (Cont.)	December 31, 2025 (Unaudited)

ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries 4.500% due 07/14/2028	600	576
RWE Finance U.S. LLC 5.125% due 09/18/2035	1,600	1,592
San Diego Gas & Electric Co. 4.950% due 08/15/2028	1,400	1,436
Solar Star Funding LLC 5.375% due 06/30/2035	259	265
Southern California Edison Co.
2.500% due 06/01/2031	1,275	1,144
2.750% due 02/01/2032	300	268
3.450% due 02/01/2052	200	133
4.125% due 03/01/2048	100	76
5.250% due 03/15/2030	300	308
Southwestern Public Service Co. 3.750% due 06/15/2049	200	148
Wisconsin Electric Power Co. 4.750% due 09/30/2032	300	306
Wisconsin Power & Light Co.
4.950% due 04/01/2033	300	304
5.375% due 03/30/2034	300	310

		27,992

Total Corporate Bonds & Notes (Cost $93,797)		96,042

U.S. GOVERNMENT AGENCIES 40.2%
Federal Home Loan Mortgage Corp.
4.000% due 09/01/2052 - 12/01/2052	5,219	4,979
4.500% due 08/01/2053	3,960	3,876
5.000% due 06/01/2053 - 07/01/2053	8,259	8,262
5.500% due 10/01/2053 - 12/01/2054	29,425	29,871
Federal Home Loan Mortgage Corp. REMICS
4.774% due 10/25/2055 •	385	386
4.874% due 06/25/2055 •	443	445
5.174% due 01/25/2055 •	454	457
Federal National Mortgage Association
4.000% due 12/01/2052	8,227	7,855
4.300% due 12/01/2032	2,500	2,494
4.500% due 07/01/2052 - 07/01/2053	10,381	10,179
5.000% due 05/01/2053 - 04/01/2054	16,044	16,066
Federal National Mortgage Association REMICS 5.054% due 08/25/2055 •	520	522
Government National Mortgage Association REMICS
4.464% due 10/20/2060 •	20	20
4.634% due 09/20/2065 •	469	469
Government National Mortgage Association, TBA
4.000% due 01/01/2056	2,300	2,173
4.500% due 01/01/2056	2,300	2,241
5.000% due 01/01/2056	2,600	2,595
6.000% due 01/01/2056	940	958
Tennessee Valley Authority 1.500% due 09/15/2031	60	53
Uniform Mortgage-Backed Security, TBA
4.500% due 01/01/2056 - 02/01/2056	19,000	18,549
5.500% due 02/01/2056	16,096	16,307
6.000% due 02/01/2056	10,540	10,817

Total U.S. Government Agencies (Cost $137,528)		139,574

U.S. TREASURY OBLIGATIONS 21.9%
U.S. Treasury Bonds
1.375% due 08/15/2050	500	246
1.625% due 11/15/2050	3,100	1,628
1.875% due 02/15/2051	9,860	5,513
1.875% due 11/15/2051	775	429
2.000% due 02/15/2050	1,600	938
2.000% due 08/15/2051	2,525	1,447
2.250% due 08/15/2049	4,243	2,662
2.375% due 11/15/2049	790	508
2.375% due 05/15/2051	735	463
2.875% due 05/15/2049	2,900	2,081
3.000% due 02/15/2048	700	521
3.000% due 08/15/2048	400	296
3.000% due 02/15/2049	1,600	1,179
3.125% due 05/15/2048	600	456
3.375% due 11/15/2048	900	712
3.625% due 05/15/2053	2,500	2,023
3.750% due 08/15/2041	1,500	1,352
3.875% due 05/15/2043	500	449
4.000% due 11/15/2042	306	281
4.250% due 08/15/2054	600	543
4.375% due 05/15/2041	489	477
4.375% due 08/15/2043	1,507	1,440
4.500% due 11/15/2054	1,300	1,227
4.625% due 05/15/2044	300	295

Schedule of Investments PIMCO Total Return Fund V (Cont.)	December 31, 2025 (Unaudited)

4.625% due 11/15/2055		2,000	1,927
4.750% due 08/15/2055		1,575	1,549
4.875% due 08/15/2045		1,108	1,119
U.S. Treasury Floating Rate Notes
3.761% due 07/31/2027 •		9,900	9,907
U.S. Treasury Inflation Protected Securities (b)
0.125% due 02/15/2051		3,752	2,029
0.125% due 02/15/2052		1,053	558
0.250% due 02/15/2050		127	73
0.750% due 02/15/2045		415	303
0.875% due 02/15/2047		135	97
1.000% due 02/15/2048		185	135
1.500% due 02/15/2053		515	402
2.125% due 02/15/2054		563	507
2.375% due 02/15/2055		2,167	2,058
0.125% due 01/15/2030 (e)		5,568	5,283
1.250% due 04/15/2028		217	216
U.S. Treasury Notes
4.250% due 11/15/2034		12,700	12,836
4.250% due 08/15/2035		99	100
4.625% due 02/15/2035		9,500	9,863

Total U.S. Treasury Obligations (Cost $77,635)			76,128

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.6%
Benchmark Mortgage Trust
3.976% due 07/15/2051		70	69
4.077% due 07/15/2051		979	973
Project Cashmere 4.543% due 12/30/2057 «(a)	AUD	5,700	3,804
VASA Trust 4.765% due 07/15/2039 •		$500	494

Total Non-Agency Mortgage-Backed Securities (Cost $5,216)			5,340

ASSET-BACKED SECURITIES 6.4%
AUTOMOBILE SEQUENTIAL 0.9%
BMW Vehicle Lease Trust
4.430% due 06/26/2028		1,000	1,009
4.980% due 03/25/2027		276	277
Enterprise Fleet Financing LLC 4.650% due 10/20/2027		1,066	1,071
FHF Issuer Trust
5.690% due 02/15/2030		226	228
5.890% due 06/15/2030		146	147
6.790% due 10/15/2029		139	140
Toyota Auto Receivables Owner Trust 5.330% due 01/16/2029		298	301

			3,173

CMBS OTHER 0.3%
MF1 LLC 5.054% due 02/18/2040 •		1,200	1,198

OTHER ABS 5.2%
37 Capital CLO 4 Ltd. 4.995% due 04/15/2035 •		700	700
37 Capital CLO II Ltd. 5.195% due 07/15/2034 •		500	501
ARES European CLO XIV DAC 3.040% due 10/21/2034 •	EUR	233	275
Avoca Static CLO I DAC 2.996% due 01/15/2035 •		361	424
Cedar Funding VI CLO Ltd. 4.974% due 04/20/2034 •		$900	900
Fortress Credit BSL X Ltd. 5.014% due 04/20/2033 •		700	701
Golub Capital Partners CLO 50B-R Ltd. 4.994% due 04/20/2035 •		800	800
Goodleap Sustainable Home Solutions Trust 6.500% due 07/20/2055		395	390
GreatAmerica Leasing Receivables Funding LLC 4.520% due 10/15/2027		1,197	1,202
GreenSky Home Improvement Issuer Trust 5.320% due 03/25/2060		1,400	1,435
Harvest CLO XVI DAC 3.336% due 10/15/2038 •	EUR	1,300	1,528
Jamestown CLO XVI Ltd. 4.978% due 07/25/2034 •		$700	700
LCM 34 Ltd. 5.064% due 10/20/2034 •		750	751

Schedule of Investments PIMCO Total Return Fund V (Cont.)	December 31, 2025 (Unaudited)

Loanpal Solar Loan Ltd. 2.470% due 12/20/2047		26	22
Mosaic Solar Loan Trust 5.910% due 11/20/2053		97	96
PEAC Solutions Receivables LLC 4.940% due 10/20/2028		1,200	1,208
Post Road Equipment Finance LLC 4.900% due 05/15/2031		1,106	1,115
Romark CLO - IV Ltd. 5.067% due 07/10/2034 •		900	900
Romark CLO V Ltd. 5.095% due 01/15/2035 •		800	801
SMB Private Education Loan Trust 5.240% due 03/15/2056		549	559
Sunnova Hestia I Issuer LLC 5.750% due 12/20/2050		347	348
Switch ABS Issuer LLC 5.121% due 10/25/2055		1,100	1,100
Tesla Sustainable Energy Trust 5.080% due 06/21/2050		396	398
THL Credit Wind River CLO Ltd. 5.105% due 04/15/2035 •		800	801
Wind River CLO Ltd. 4.994% due 07/20/2034 •		300	300

			17,955

Total Asset-Backed Securities (Cost $22,168)			22,326

SOVEREIGN ISSUES 4.4%
Australia Government Bonds 2.750% due 06/21/2035	AUD	1,100	624
BNG Bank NV 4.750% due 02/01/2030		$600	623
Canada Government Bonds
3.000% due 06/01/2034	CAD	500	356
3.250% due 12/01/2034		417	302
Chile Government International Bonds 4.850% due 01/22/2029		$500	512
Development Bank of Japan, Inc. 5.125% due 09/01/2026		500	504
European Union
1.250% due 02/04/2043	EUR	100	81
2.500% due 12/04/2031		100	116
2.875% due 10/05/2029		900	1,072
Mexico Government International Bonds 4.490% due 05/25/2032		300	360
Nederlandse Waterschapsbank NV 4.000% due 06/01/2028		$200	202
Peru Government International Bonds
5.400% due 08/12/2034	PEN	1,400	416
6.150% due 08/12/2032		4,530	1,454
6.950% due 08/12/2031		801	265
Province of Ontario
3.650% due 02/03/2034	CAD	1,900	1,388
3.800% due 12/02/2034		83	61
Province of Quebec 4.450% due 09/01/2034		1,100	842
Queensland Treasury Corp.
1.500% due 08/20/2032	AUD	500	269
4.500% due 08/22/2035		100	62
Romania Government International Bonds 5.625% due 02/22/2036	EUR	400	465
Treasury Corp. of Victoria 2.250% due 09/15/2033	AUD	300	164
U.K. Gilts
3.750% due 03/07/2027	GBP	2,800	3,776
4.375% due 07/31/2054		1,248	1,477

Total Sovereign Issues (Cost $14,809)			15,391

SHORT-TERM INSTRUMENTS 12.1%
COMMERCIAL PAPER 0.5%
Crown Castle, Inc.
4.140% due 01/22/2026		$900	898

Schedule of Investments PIMCO Total Return Fund V (Cont.)	December 31, 2025 (Unaudited)

4.150% due 01/20/2026	800	798

		1,696

REPURCHASE AGREEMENTS (c) 11.6%		40,300

Total Short-Term Instruments (Cost $41,996)		41,996

Total Investments in Securities (Cost $393,149)		396,797

Total Investments 114.3% (Cost $393,149)		$396,797
Financial Derivative Instruments (d)(f) 0.8%(Cost or Premiums, net $3,483)		2,678
Other Assets and Liabilities, net (15.1)%		(52,446)

Net Assets 100.0%		$347,029

Schedule of Investments PIMCO Total Return Fund V (Cont.)	December 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	3.900%	12/31/2025	01/02/2026	$40,300	U.S. Treasury Notes 3.500% due 09/30/2029	$(41,115)	$40,300	$40,309

Total Repurchase Agreements	$(41,115)	$40,300	$40,309

(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(68) at a weighted average interest rate of 4.343%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - EUREX Euro-Bund January 2026 Futures	EUR	127.500	01/23/2026	2	$2	$(1)	$(2)
Call - EUREX Euro-Bund January 2026 Futures	130.500	01/23/2026	2	2	(1)	0

Total Written Options	$(2)	$(2)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond March Futures	03/2026	37	$2,703	$5	$3	$0
Euro-Bund March Futures	03/2026	4	600	(8)	0	(1)
Long Guilt March Futures	03/2026	17	2,094	14	4	(2)
U.S. Treasury 2-Year Note March Futures	03/2026	70	14,615	13	0	(5)
U.S. Treasury 5-Year Note March Futures	03/2026	143	15,631	7	0	(17)
U.S. Treasury 10-Year Note March Futures	03/2026	410	46,099	(77)	0	(83)
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	99	11,387	(41)	0	(18)

$(87)	$7	$(126)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year Bond March Futures	03/2026	15	$(1,321)	$2	$2	$0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2026	21	(2,478)	38	8	0

$40	$10	$0

Total Futures Contracts	$(47)	$17	$(126)

Schedule of Investments PIMCO Total Return Fund V (Cont.)	December 31, 2025 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Goldman Sachs Group, Inc.	1.000%	Quarterly	06/20/2026	0.252%		$500	$3	$(1)	$2	$0	$0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.226		300	2	(1)	1	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2029	0.510		200	4	0	4	0	0

							$9	$(2)	$7	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-43 5-Year Index	5.000%	Quarterly		12/20/2029		$1,000	$73	$5	$78	$0	$(1)
CDX.HY-44 5-Year Index	5.000	Quarterly		06/20/2030		1,300	57	48	105	0	(1)
CDX.HY-45 5-Year Index	5.000	Quarterly		12/20/2030		2,100	154	9	163	0	(1)
CDX.IG-45 5-Year Index	1.000	Quarterly		12/20/2030		9,300	208	4	212	0	0
iTraxx Main 44 5-Year Index	1.000	Quarterly		12/20/2030	EUR	1,400	38	1	39	1	0

							$530	$67	$597	$1	$(2)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day GBP-SONIO Compounded-OIS	3.700%	Annual	03/28/2034	GBP	100	$0	$2	$2	$0	$0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.500	Annual	03/18/2056		300	(6)	4	(2)	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2032	JPY	160,000	(30)	49	19	2	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2045		30,000	5	(19)	(14)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2055		20,000	(1)	(20)	(21)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		$900	0	(8)	(8)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		300	(1)	(3)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		3,200	46	(5)	41	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		4,900	0	(51)	(51)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030		200	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030		200	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		300	0	(4)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	04/30/2031		1,350	0	(8)	(8)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		3,236	(3)	(29)	(32)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.717	Annual	08/15/2033		800	0	(3)	(3)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.718	Annual	08/15/2033		1,980	0	(7)	(7)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.753	Annual	08/15/2033		500	0	(3)	(3)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.754	Annual	08/15/2033		300	0	(2)	(2)	1	0

Schedule of Investments PIMCO Total Return Fund V (Cont.)	December 31, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.763	Annual	08/15/2033		1,400	0	(9)	(9)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		200	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034		200	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034		80	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		200	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		7,900	(59)	6	(53)	18	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		200	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		200	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		400	(1)	(4)	(5)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		200	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.836	Annual	05/02/2035		900	(6)	3	(3)	2	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.640	Annual	08/15/2035		300	1	2	3	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.700	Annual	08/15/2035		300	0	2	2	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/15/2035		535	1	1	2	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035		200	(1)	5	4	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		1,200	13	127	140	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.896	Annual	11/15/2054		1,070	0	50	50	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	12/17/2054		300	0	21	21	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		700	13	66	79	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.642	Annual	02/15/2055		200	0	19	19	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	02/15/2055		100	0	9	9	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	02/15/2055		3,800	63	184	247	13	0
Pay	1-Year BRL-CDI	11.407	Maturity	01/04/2027	BRL	11,500	(11)	(73)	(84)	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	700	(10)	7	(3)	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		500	(14)	11	(3)	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		900	4	(12)	(8)	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	03/19/2035		700	(1)	(25)	(26)	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/19/2035		2,300	19	(43)	(24)	0	(3)
Receive	6-Month EUR-EURIBOR	3.255	Annual	11/22/2028	EUR	100	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	3.179	Annual	11/29/2028		100	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.050	Annual	10/05/2029		200	0	1	1	0	0
Receive	6-Month EUR-EURIBOR	2.056	Annual	10/05/2029		300	0	2	2	0	0
Receive	6-Month EUR-EURIBOR	2.063	Annual	10/05/2029		400	0	2	2	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	04/09/2030		200	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.350	Annual	04/29/2030		100	0	(1)	(1)	0	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		100	0	(1)	(1)	0	0
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		1,800	(7)	(31)	(38)	0	(3)
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		1,120	(18)	85	67	4	0
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	1,400	(12)	(24)	(36)	1	0
Receive	CAONREPO	3.000	Semi-Annual	06/01/2033		300	1	(1)	0	0	0
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034		200	0	1	1	0	0

							$(21)	$254	$233	$91	$(10)

Total Swap Agreements							$518	$319	$837	$92	$(12)

(e)	Securities with an aggregate market value of 668 and cash of 4,413 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.

Schedule of Investments PIMCO Total Return Fund V (Cont.)	December 31, 2025 (Unaudited)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)						This instrument has a forward starting effective date.
(f)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	01/2026	AUD	100		$66	$0	$(1)
	01/2026	KRW	91,247		62	0	(1)
	01/2026	TWD	3,403		112	3	0
	01/2026		$30	INR	2,649	0	0
	01/2026		69	KRW	100,936	1	0
	01/2026		54	PLN	199	1	0
	01/2026		101	ZAR	1,680	1	0
BPS	01/2026	AUD	1,896		$1,240	0	(26)
	01/2026	GBP	45		61	0	0
	01/2026	IDR	4,742,102		284	0	0
	01/2026	NZD	654		372	0	(5)
	01/2026	TWD	14,242		466	13	0
	01/2026		$59	IDR	992,754	0	0
	01/2026		89	PLN	322	1	0
	01/2026		320	TWD	10,089	1	0
	02/2026		120	THB	3,791	1	0
	02/2026		375	TWD	11,767	0	(1)
	03/2026	TWD	1,829		$59	1	0
BRC	01/2026		$320	KRW	470,848	7	0
	01/2026		61	PLN	222	1	0
	01/2026		44	ZAR	767	2	0
	02/2026		15	THB	471	0	0
	02/2026		3,361	TRY	153,421	90	0
	03/2026		238	MXN	4,401	5	0
CBK	01/2026	AUD	1,149		$762	0	(4)
	01/2026	BRL	5,942		1,081	0	(4)
	01/2026	KRW	129,221		90	0	0
	01/2026	NZD	86		50	0	0
	01/2026	SEK	480		51	0	(1)
	01/2026	TWD	24,220		797	26	0
	01/2026		$1,096	BRL	5,942	0	(12)
	01/2026		222	EUR	189	0	0
	01/2026		60	IDR	1,004,057	0	0
	01/2026		1,475	INR	131,405	0	(17)
	01/2026		20	KRW	29,372	0	0
	01/2026		990	NZD	1,711	0	(5)
	01/2026		20	PLN	72	0	0
	01/2026		240	TWD	7,500	0	(2)
	01/2026		150	ZAR	2,549	4	0
	02/2026	KRW	375,026		$260	0	0
	02/2026		$80	IDR	1,339,529	0	0
	03/2026	PEN	2,157		$636	0	(4)
	03/2026	TWD	1,988		64	1	0
	04/2026	PEN	1,279		369	0	(10)
	05/2026		929		261	0	(14)
DUB	01/2026	GBP	223		296	0	(5)
	01/2026		$78	ZAR	1,368	4	0
FAR	01/2026	AUD	3,320		$2,161	0	(55)
	01/2026	BRL	5,796		1,044	0	(14)
	01/2026	CHF	24		30	0	0
	01/2026	GBP	4,040		5,305	0	(140)
	01/2026	NZD	517		296	0	(2)
	01/2026	THB	636		20	0	0
	01/2026		$1,053	BRL	5,796	4	0
	01/2026		1,338	MXN	24,824	37	0
	01/2026		388	PLN	1,417	6	0
	01/2026		55	ZAR	948	2	0
	02/2026		1,044	BRL	5,839	14	0
	02/2026		10	THB	314	0	0

Schedule of Investments PIMCO Total Return Fund V (Cont.)	December 31, 2025 (Unaudited)

GLM	01/2026	BRL	441	$80	0	0
01/2026	IDR	4,129,658	247	0	0
01/2026	NZD	34	20	0	0
01/2026	THB	6,344	202	0	0
01/2026	$80	BRL	441	1	0
01/2026	39	CHF	31	1	0
01/2026	957	KRW	1,408,606	19	0
01/2026	296	PLN	1,081	5	0
01/2026	225	THB	7,181	3	0
01/2026	110	TWD	3,439	0	(1)
01/2026	41	ZAR	705	2	0
02/2026	KRW	28,795	$20	0	0
02/2026	$15	IDR	250,864	0	0
02/2026	149	MXN	2,773	4	0
03/2026	BRL	83	$15	0	0
03/2026	$2,742	BRL	15,194	0	(6)
03/2026	113	MXN	2,088	3	0
04/2026	67	1,229	1	0
JPM	01/2026	NZD	138	$80	1	0
01/2026	PLN	436	120	0	(1)
01/2026	$325	INR	29,028	0	(3)
01/2026	13	KRW	18,903	0	0
01/2026	329	PLN	1,214	9	0
01/2026	15	ZAR	258	1	0
02/2026	KRW	18,878	$13	0	0
02/2026	$340	MXN	6,291	8	0
03/2026	134	2,450	2	0
04/2026	77	1,426	1	0
MBC	01/2026	AUD	101	$67	0	(1)
01/2026	CAD	7,506	5,340	0	(132)
01/2026	CHF	201	251	0	(3)
01/2026	EUR	1,257	1,475	0	(3)
01/2026	GBP	156	209	0	(2)
01/2026	NZD	104	60	0	0
01/2026	SGD	2,835	2,185	0	(22)
01/2026	$102	JPY	15,947	0	(1)
01/2026	541	NZD	942	2	0
01/2026	283	THB	9,170	8	0
02/2026	202	MXN	3,728	4	0
03/2026	56	1,026	1	0
MYI	02/2026	140	THB	4,397	0	0
RBC	01/2026	GBP	10	$13	0	0
SCX	01/2026	TWD	23,501	776	28	0
01/2026	$112	IDR	1,867,998	0	0
01/2026	210	JPY	32,772	0	(1)
SOG	01/2026	EUR	8,566	$9,917	0	(154)
01/2026	KRW	1,908,035	1,304	0	(19)
01/2026	$500	JPY	78,164	0	0
02/2026	69	MXN	1,273	2	0
03/2026	MXN	12	$1	0	0
03/2026	$226	MXN	4,240	7	0
SSB	01/2026	NZD	225	$130	0	0
01/2026	$20	CHF	16	0	0
01/2026	60	IDR	999,847	0	0
01/2026	130	TWD	4,074	0	0
UAG	01/2026	CHF	24	$30	0	0
01/2026	THB	10,304	327	0	0
01/2026	$222	PLN	813	4	0
01/2026	50	THB	1,599	1	0
01/2026	77	ZAR	1,340	4	0
02/2026	63	MXN	1,173	2	0

Total Forward Foreign Currency Contracts	$350	$(672)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC USD versus KRW	KRW	1,415.000	02/19/2026	561	$4	$3
Put - OTC USD versus KRW	1,410.000	02/27/2026	2,201	16	12
Put - OTC USD versus KRW	1,413.000	02/27/2026	1,072	7	7
BPS	Put - OTC USD versus KRW	1,412.000	02/24/2026	35	0	0
BRC	Put - OTC USD versus KRW	1,412.000	02/24/2026	369	2	2

Total Purchased Options	$29	$24

Schedule of Investments PIMCO Total Return Fund V (Cont.)	December 31, 2025 (Unaudited)

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC USD versus KRW	KRW	1,375.000	02/19/2026	561	$(1)	$(1)
Put - OTC USD versus KRW	1,375.000	02/27/2026	3,273	(9)	(5)
BPS	Put - OTC USD versus KRW	1,372.000	02/24/2026	35	0	0
BRC	Put - OTC USD versus KRW	1,372.000	02/24/2026	369	(1)	(1)

$(11)	$(7)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.551%	01/05/2026	400	$(1)	$0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.831	01/05/2026	400	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.625	01/08/2026	200	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.925	01/08/2026	200	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.622	01/29/2026	400	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.882	01/29/2026	400	(1)	(1)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.580	01/05/2026	500	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.860	01/05/2026	500	(1)	0
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.548	01/02/2026	400	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.848	01/02/2026	400	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.578	01/12/2026	400	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.878	01/12/2026	400	(1)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.648	01/15/2026	400	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.928	01/15/2026	400	(1)	(1)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.625	01/08/2026	500	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.925	01/08/2026	500	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.639	01/12/2026	500	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.919	01/12/2026	500	(1)	0

$(18)	$(4)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GSC	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 01/01/2056	$97.375	01/07/2026	$1,300	$(3)	$0

Total Written Options	$(32)	$(11)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	iTraxx Crossover 42 5-Year 35-100% Index	5.000%	Quarterly	12/20/2029	EUR	1,353	$263	$12	$275	$0
BPS	iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	6,378	1,281	12	1,293	0
JPM	iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	7,152	1,426	24	1,450	0

Total Swap Agreements	$2,970	$48	$3,018	$0

(1)	Notional Amount represents the number of contracts.

Schedule of Investments PIMCO Total Return Fund V (Cont.)	December 31, 2025 (Unaudited)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$48,688	$0	$48,688
Industrials	0	19,362	0	19,362
Utilities	0	27,992	0	27,992
U.S. Government Agencies	0	139,574	0	139,574
U.S. Treasury Obligations	0	76,128	0	76,128
Non-Agency Mortgage-Backed Securities	0	1,536	3,804	5,340
Asset-Backed Securities
Automobile Sequential	0	3,173	0	3,173
CMBS Other	0	1,198	0	1,198
Other ABS	0	17,955	0	17,955
Sovereign Issues	0	15,391	0	15,391
Short-Term Instruments
Commercial Paper	0	1,696	0	1,696
Repurchase Agreements	0	40,300	0	40,300

Total Investments	$0	$392,993	$3,804	$396,797

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	9	100	0	109
Over the counter	0	3,392	0	3,392

$9	$3,492	$0	$3,501
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(5)	(135)	0	(140)
Over the counter	0	(683)	0	(683)

$(5)	$(818)	$0	$(823)

Total Financial Derivative Instruments	$4	$2,674	$0	$2,678

Totals	$4	$395,667	$3,804	$399,475

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended December 31, 2025:
Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2025 (1)

Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$0	$3,727	$0	$0	$0	$77	$0	$0	$3,804	$77

Totals	$0	$3,727	$0	$0	$0	$77	$0	$0	$3,804	$77

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 12/31/2025	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Non-Agency Mortgage-Backed Securities	$3,804	Recent Transaction	Purchase Price	100.000	—

Total	$3,804

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund	December 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 71.9% ¤
CORPORATE BONDS & NOTES 0.7%
BANKING & FINANCE 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.450% due 10/29/2026	$200	$197
American Tower Corp. 1.450% due 09/15/2026	400	393
Ford Motor Credit Co. LLC 6.690% (SOFRRATE + 2.950%) due 03/06/2026 ~	3,522	3,535
Morgan Stanley Private Bank NA 4.754% (SOFRRATE + 0.770%) due 07/06/2028 ~	2,300	2,305

		6,430

INDUSTRIALS 0.2%
Boeing Co. 2.196% due 02/04/2026	2,775	2,770
NPC Ukrenergo 6.875% due 11/09/2028	200	172

		2,942

UTILITIES 0.0%
Emera U.S. Finance LP 3.550% due 06/15/2026	400	399

Total Corporate Bonds & Notes (Cost $9,625)		9,771

U.S. GOVERNMENT AGENCIES 26.7%
Federal Home Loan Mortgage Corp. REMICS
4.498% due 11/15/2043 •	432	428
4.648% due 01/15/2042 •	118	118
4.673% due 03/15/2037 - 08/15/2042 •	1,769	1,723
4.844% due 08/25/2054 •	3,462	3,479
4.874% due 08/25/2055 •	448	451
5.024% due 12/25/2054 •	2,038	2,045
5.109% due 04/15/2049 - 12/15/2050 •	3,095	3,100
5.209% due 08/15/2048 •	1,222	1,232
Federal National Mortgage Association REMICS
4.439% due 07/25/2049 •	1,357	1,333
4.673% due 12/25/2044 •	503	498
4.723% due 03/25/2049 •	394	391
4.773% due 07/25/2046 - 09/25/2046 •	1,255	1,248
4.824% due 01/25/2055 •	530	532
4.844% due 08/25/2054 •	626	629
4.989% due 12/25/2047 •	688	688
5.009% due 01/25/2051 •	1,374	1,376
5.109% due 12/25/2050 •	1,070	1,069
Government National Mortgage Association REMICS
4.464% due 05/20/2059 •	8	8
4.568% due 02/20/2074 - 05/20/2074 •	1,760	1,760
4.614% due 03/20/2061 - 11/20/2069 •	75	75
4.618% due 02/20/2074 •	364	364
4.708% due 04/20/2074 •	943	947
4.744% due 03/20/2065 •	111	111
4.764% due 02/20/2070 •	27	27
4.768% due 05/20/2074 •	966	973
4.774% due 12/20/2065 •	67	67
4.818% due 07/20/2074 •	1,346	1,360
4.864% due 02/20/2067 •	303	304
5.014% due 09/20/2069 •	961	968
5.199% due 12/20/2068 •	729	732
Government National Mortgage Association, TBA 5.500% due 01/01/2056 - 02/01/2056	140,500	141,801
Uniform Mortgage-Backed Security, TBA
5.000% due 02/01/2041	48,100	48,703
5.500% due 02/01/2056 - 03/01/2056	52,600	53,276

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2025 (Unaudited)

6.000% due 02/01/2056		104,500	107,248

Total U.S. Government Agencies (Cost $378,270)			379,064

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
OBX Trust 2.305% due 11/25/2061 ~		5,310	4,817
RCKT Mortgage Trust 5.582% due 12/25/2044 þ		394	399
Sequoia Mortgage Trust 4.507% due 11/25/2063 ~		648	650

Total Non-Agency Mortgage-Backed Securities (Cost $6,342)			5,866

ASSET-BACKED SECURITIES 5.3%
AUTOMOBILE SEQUENTIAL 0.8%
Carvana Auto Receivables Trust 5.330% due 07/10/2029		449	452
Flagship Credit Auto Trust 5.640% due 03/15/2028		388	388
GM Financial Consumer Automobile Receivables Trust 4.470% due 02/16/2028		199	199
SBNA Auto Lease Trust 4.560% due 02/22/2028		3,236	3,244
SCCU Auto Receivables Trust 4.670% due 11/15/2028		485	487
Stellantis Financial Underwritten Enhanced Lease Trust 4.630% due 07/20/2027		4,074	4,089
Toyota Lease Owner Trust 4.580% due 07/20/2027		1,952	1,958

			10,817

CREDIT CARD BULLET 0.6%
Evergreen Credit Card Trust 4.540% due 10/15/2029 •		8,900	8,933

CREDIT CARD OTHER 0.1%
Trillium Credit Card Trust II 4.297% due 09/26/2030 •		2,000	2,008

OTHER ABS 3.8%
37 Capital CLO 1 Ltd. 5.185% due 10/15/2034 •		1,000	1,002
522 Funding CLO Ltd. 5.060% due 10/23/2034 •		300	300
AMMC CLO 24 Ltd. 5.084% due 01/20/2035 •		1,000	1,000
AMMC CLO 27 Ltd. 4.964% due 01/20/2037 •		2,200	2,199
Anchorage Capital CLO 20 Ltd. 4.984% due 01/20/2035 •		1,000	1,000
Apidos CLO XI 5.122% due 04/17/2034 •		1,000	1,001
ARES European CLO X DAC 2.789% due 10/15/2031 •	EUR	87	103
ARES XXVII CLO Ltd. 5.009% due 10/28/2034 •		$1,000	1,000
Atlantic Avenue Ltd. 5.144% due 01/20/2035 •		900	901
Atlas Senior Loan Fund XVIII Ltd. 4.994% due 01/18/2035 •		1,000	1,000
Bain Capital Credit CLO Ltd.
4.960% due 10/21/2034 •		1,000	1,000
5.010% due 10/23/2034 •		1,000	1,000
5.070% due 10/23/2034 •		1,000	1,001
5.084% due 10/20/2034 •		1,000	1,001
5.124% due 07/16/2034 •		1,000	1,001
5.124% due 07/19/2034 •		1,000	1,001
Canyon CLO Ltd. 5.005% due 10/15/2034 •		500	500
Crown Point CLO 7 Ltd. 5.114% due 10/20/2031 •		129	129
Dryden 95 CLO Ltd. 4.929% due 08/20/2034 •		1,100	1,100
Elevation CLO Ltd. 5.158% due 01/25/2035 •		1,000	1,001
Elmwood CLO 15 Ltd. 5.007% due 04/22/2035 •		300	300
Fortress Credit BSL VII Ltd. 4.950% due 07/23/2032 •		319	319

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2025 (Unaudited)

GoldenTree Loan Management U.S. CLO 8 Ltd. 5.034% due 10/20/2034 •		1,000	1,000
Greywolf CLO III Ltd. 5.087% due 04/22/2033 •		871	872
Greywolf CLO IV Ltd. 5.122% due 04/17/2034 •		1,700	1,702
Griffith Park CLO DAC 2.786% due 11/21/2031 •	EUR	84	99
Jamestown CLO XVIII Ltd. 5.128% due 07/25/2035 •		$1,000	1,002
KKR CLO 27 Ltd. 5.015% due 01/15/2035 •		1,600	1,600
KKR CLO 36 Ltd. 5.055% due 10/15/2034 •		1,200	1,200
KKR CLO 42 Ltd. 5.034% due 07/20/2034 •		1,000	1,001
Madison Park Funding XXXIX Ltd. 5.107% due 10/22/2034 •		1,000	1,001
Mountain View CLO XIV Ltd. 6.813% due 10/15/2034 •		1,000	1,000
Navient Student Loan Trust 4.845% due 12/15/2059 •		202	202
Nelnet Student Loan Trust
5.268% due 06/22/2065 •		3,536	3,566
5.334% due 05/17/2055 •		2,526	2,547
Neuberger Berman Loan Advisers CLO 43 Ltd. 4.932% due 07/17/2036 •		1,000	1,000
Neuberger Berman Loan Advisers CLO 45 Ltd. 4.972% due 10/14/2036 •		1,000	1,000
Northwoods Capital 25 Ltd. 5.004% due 07/20/2034 •		1,000	998
Northwoods Capital XII-B Ltd. 4.913% due 06/15/2031 •		452	453
Pikes Peak CLO 2 5.104% due 10/11/2034 •		1,000	1,001
Pikes Peak CLO 4 5.115% due 07/15/2034 •		1,000	1,001
Regatta XVI Funding Ltd. 5.105% due 01/15/2033 •		865	866
Riserva CLO Ltd. 4.934% due 01/18/2034 •		3,000	3,000
Sandstone Peak Ltd. 5.185% due 10/15/2034 •		1,000	1,002
SLM Private Credit Student Loan Trust
4.225% due 12/16/2041 •		200	198
4.275% due 06/15/2039 •		393	379
4.295% due 12/15/2038 •		217	214
4.315% due 06/15/2039 •		374	366
SLM Student Loan Trust 4.439% due 06/25/2043 •		377	371
SoFi Professional Loan Program LLC 2.540% due 05/15/2046		115	112
Steele Creek CLO Ltd. 5.176% due 04/15/2031 •		38	38
Symphony CLO XXII Ltd. 5.064% due 04/18/2033 •		838	839
TIAA CLO IV Ltd. 5.024% due 01/20/2032 •		336	336
Tralee CLO V Ltd. 4.964% due 10/20/2034 •		1,000	1,000
Trinitas CLO XIX Ltd. 4.994% due 10/20/2033 •		855	856
Venture 44 CLO Ltd. 5.024% due 10/20/2034 •		1,000	1,000
Voya Ltd. 5.166% due 10/15/2030 •		45	45
Wellfleet CLO Ltd. 5.064% due 04/20/2034 •		500	501

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2025 (Unaudited)

Wind River CLO Ltd. 4.994% due 07/20/2034 •	1,100	1,100

		53,327

Total Asset-Backed Securities (Cost $74,876)		75,085

	OUNCES
COMMODITIES 27.9%
Gold Warehouse Receipts	92,067	397,106

Total Commodities (Cost $152,397)		397,106

SHORT-TERM INSTRUMENTS 10.9%
REPURCHASE AGREEMENTS (c) 8.5%		121,200

U.S. TREASURY BILLS 2.4%
3.663% due 01/15/2026 - 06/18/2026 (a)(b)(e)(g)	34,512	34,192

Total Short-Term Instruments (Cost $155,389)		155,392

Total Investments in Securities (Cost $776,899)		1,022,284

	SHARES
INVESTMENTS IN AFFILIATES 36.7%
SHORT-TERM INSTRUMENTS 36.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 36.7%
PIMCO Short Asset Portfolio	43,402,181	426,079
PIMCO Short-Term Floating NAV Portfolio III	9,840,410	95,856

Total Short-Term Instruments (Cost $510,714)		521,935

Total Investments in Affiliates (Cost $510,714)		521,935

Total Investments 108.6% (Cost $1,287,613)		$1,544,219
Financial Derivative Instruments (d)(f) 1.2%(Cost or Premiums, net $49,830)		17,248
Other Assets and Liabilities, net (9.8)%		(139,246)

Net Assets 100.0%		$1,422,221

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2025 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

DEU	3.840%	12/31/2025	01/05/2026	$45,900	U.S. Treasury Bonds 3.250% due 05/15/2042	$(46,652)	$45,900	$45,910
DEU	3.840%	12/31/2025	01/05/2026	55,800	U.S. Treasury Bonds 3.250% due 05/15/2042	(56,714)	55,800	55,812
BPS	3.680	12/31/2025	01/02/2026	10,400	U.S. Treasury Bonds 4.500% due 11/15/2054	(10,560)	10,400	10,402
FICC STR	3.820	12/31/2025	01/02/2026	9,100	U.S. Treasury Notes 4.375% due 12/31/2029	(9,282)	9,100	9,102

Total Repurchase Agreements	$(123,208)	$121,200	$121,226

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended December 31, 2025 was $(46,349) at a weighted average interest rate of 4.550%.Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SONIA December Futures	03/2027	166	$54,077	$31	$8	$0
CAC 40 Index January Futures	01/2026	53	5,079	4	36	(13)
Canada Government 10-Year Bond March Futures	03/2026	128	11,276	(117)	0	(27)
Carbon Emissions December Futures	12/2026	483	49,593	1,885	51	(102)
DAX Index March Futures	03/2026	11	7,979	77	52	0
E-Mini Russell 2000 Index March Futures	03/2026	95	11,866	(216)	0	(94)
E-Mini S&P 100 Index March Futures	03/2026	34	17,311	(21)	0	(149)
E-Mini S&P 500 Index March Futures	03/2026	14	4,825	(8)	0	(36)
Euro STOXX Bank March Futures	03/2026	1,586	24,799	985	410	0
FTSE 100 Index March Futures	03/2026	236	31,624	651	296	(121)
FTSE China 50 Index January Futures	01/2026	2,707	41,363	(243)	0	(341)
FTSE Taiwan Index January Futures	01/2026	321	30,444	635	83	0
FTSE/JSE TOP 40 Index March Futures	03/2026	396	26,148	504	75	(197)
FTSE/MIB Index March Futures	03/2026	67	17,737	344	200	0
Hang Seng Index January Futures	01/2026	40	6,591	(50)	66	(71)
IBEX 35 Index January Futures	01/2026	153	31,070	554	368	(156)
IFSC Nifty 50 Index January Futures	01/2026	151	7,935	(49)	52	0
Iron Ore February Futures	02/2026	917	9,639	284	0	(21)
Live Cattle February Futures	02/2026	10	926	(72)	4	0
LME Aluminum January Futures	01/2026	613	45,650	3,108	0	0
LME Aluminum March Futures	03/2026	279	20,886	620	621	0
LME Lead January Futures	01/2026	699	34,611	(495)	0	0
LME Nickel January Futures	01/2026	156	15,487	1,319	0	0
LME Nickel March Futures	03/2026	75	7,488	1,010	1,011	0
LME Zinc February Futures	02/2026	88	6,842	142	142	0
LME Zinc January Futures	01/2026	392	30,317	442	0	0
LME Zinc March Futures	03/2026	304	23,704	302	303	0
MSCI Singapore Index January Futures	01/2026	1,025	35,545	(111)	403	(415)
New York Harbor February Futures	01/2026	129	11,494	(1,125)	0	(194)
Nikkei 225 Index March Futures	03/2026	24	3,865	(12)	2	(23)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2025 (Unaudited)

OMX Stockholm 30 Index January Futures	01/2026	1,394	43,838	912	405	0
Palladium March Futures	03/2026	123	20,312	2,774	0	(931)
Platinum April Futures	04/2026	194	19,829	1,684	0	(2,046)
Rotterdam Coal April Futures	04/2026	20	1,889	6	12	0
Rotterdam Coal June Futures	06/2026	20	1,899	16	13	0
Rotterdam Coal May Futures	05/2026	20	1,893	10	13	0
S&P/TSX 60 Index March Futures	03/2026	64	17,364	63	0	(104)
Silver March Futures	03/2026	50	17,651	4,812	0	(1,829)
Soybean March Futures	03/2026	368	19,274	(1,485)	0	(271)
Topix Index March Futures	03/2026	135	29,419	248	26	(112)
U.S. Treasury 2-Year Note March Futures	03/2026	762	159,097	256	0	(54)
U.S. Ultra Treasury 10-Year Note March Futures	03/2026	284	32,664	(180)	0	(53)
WIG20 Index March Futures	03/2026	934	16,750	271	135	0

$19,765	$4,787	$(7,360)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR March Futures	03/2027	1,501	$(431,424)	$122	$0	$0
3-Month SOFR Active Contract December Futures	03/2027	746	(180,700)	(103)	47	0
Arabica Coffee March Futures	03/2026	58	(7,585)	(92)	32	0
Australia Government 3-Year Bond March Futures	03/2026	2,342	(164,101)	28	45	(45)
Australia Government 10-Year Bond March Futures	03/2026	926	(67,657)	(157)	0	(77)
BIST 30 Index February Futures	02/2026	4,841	(14,407)	71	14	(94)
Brent Crude April Futures	02/2026	193	(11,675)	632	104	0
CME Bitcoin January Futures	01/2026	27	(11,864)	90	51	0
Cocoa March Futures	03/2026	87	(5,277)	(43)	0	(2)
Cocoa March Futures	03/2026	99	(5,841)	209	168	(15)
Copper March Futures	03/2026	43	(6,108)	(337)	107	0
Corn March Futures	03/2026	1,983	(43,651)	(666)	25	0
Cotton No. 2 March Futures	03/2026	471	(15,136)	238	12	0
Euro-BTP Future March Futures	03/2026	2	(282)	(1)	1	0
Euro-Oat March Futures	03/2026	60	(8,503)	(13)	20	0
Gas Oil February Futures	02/2026	222	(13,764)	(130)	122	0
Gold 100 oz. February Futures	02/2026	850	(368,994)	(15,622)	3,842	0
Hard Red Winter Wheat March Futures	03/2026	484	(12,457)	120	175	0
HSCEI January Futures	01/2026	72	(4,118)	13	51	(54)
Lean Hogs February Futures	02/2026	184	(6,263)	(386)	26	0
LME Aluminum January Futures	01/2026	613	(45,650)	(2,388)	0	0
LME Lead January Futures	01/2026	699	(34,611)	(173)	0	0
LME Lead March Futures	03/2026	565	(28,359)	(492)	0	(490)
LME Nickel January Futures	01/2026	156	(15,487)	(1,739)	0	0
LME Zinc January Futures	01/2026	392	(30,317)	145	0	0
Natural Gas February Futures	01/2026	920	(25,629)	(1,178)	646	(608)
Natural Gas March Futures	02/2026	900	(21,840)	2,530	569	(434)
Natural Gas March Futures	02/2026	318	(9,953)	661	693	0
New York Harbor March Futures	02/2026	172	(15,195)	(21)	228	0
Phelix De Base April Futures	03/2026	108	(19,662)	(459)	19	0
RBOB Gasoline April Futures	03/2026	206	(16,972)	(141)	139	0
Robusta Coffee March Futures	03/2026	106	(4,186)	(171)	0	(4)
Short Euro-BTP Italy Government Bond March Futures	03/2026	828	(104,439)	(156)	29	0
Soybean Meal May Futures	05/2026	335	(10,184)	38	94	0
Soybean Oil March Futures	03/2026	858	(24,999)	285	453	0
SPI 200 Index March Futures	03/2026	60	(8,685)	(46)	41	0
Sugar No. 11 March Futures	02/2026	1,698	(28,545)	1,956	0	(323)
U.S. Treasury 5-Year Note March Futures	03/2026	417	(45,580)	166	49	0
Volatility S&P 500 Index February Futures	02/2026	219	(4,059)	69	0	(30)
Volatility S&P 500 Index January Futures	01/2026	523	(8,646)	1,420	0	(83)
VSTOXX Mini January Futures	01/2026	686	(1,290)	203	40	0
Wheat March Futures	03/2026	577	(14,627)	76	108	0
Wheat March Futures	03/2026	911	(10,157)	27	54	0
White Sugar March Futures	02/2026	527	(11,265)	(485)	0	(39)
WTI Crude March Futures	02/2026	321	(18,368)	882	167	0

$(15,018)	$8,171	$(2,298)

Total Futures Contracts	$4,747	$12,958	$(9,658)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2025(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Morgan Stanley	1.000%	Quarterly	06/20/2026	0.226%	$2,100	$8	$0	$8	$0	$0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2025 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-44 5-Year Index	1.000%	Quarterly		12/20/2030		$208,480	$(4,691)	$2,513	$(2,178)	$61	$0
CDX.HY-45 5-Year Index	5.000	Quarterly		12/20/2030		43,300	3,223	143	3,366	0	(18)
CDX.IG-45 5-Year Index	1.000	Quarterly		12/20/2030		298,900	6,777	82	6,859	4	0
iTraxx Crossover 44 5-Year Index	5.000	Quarterly		12/20/2030	EUR	45,630	5,491	526	6,017	71	0
iTraxx Main 44 5-Year Index	1.000	Quarterly		12/20/2030		441,610	11,168	978	12,146	137	0

							$21,968	$4,242	$26,210	$273	$(18)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/18/2028	GBP	37,700	$(39)	$73	$34	$12	$0
Pay(5)	1-Day GBP-SONIO Compounded-OIS	4.250	Annual	03/18/2036		79,400	876	1,170	2,046	117	0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.750	Annual	03/18/2056		49,000	(1,213)	(1,889)	(3,102)	0	(135)
Receive(5)	1-Day INR-MIBOR Compounded-OIS	5.750	Semi-Annual	03/18/2031	INR	63,600	6	0	6	0	0
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	03/18/2036	JPY	4,114,000	131	879	1,010	59	0
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	2.500	Annual	03/18/2056		16,244,500	4,104	3,641	7,745	416	0
Pay(5)	1-Day SGD-SIBCSORA Compounded-OIS	1.500	Semi-Annual	03/18/2031	SGD	252,500	187	(4,469)	(4,282)	559	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2028		$40,400	(178)	(2)	(180)	25	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/18/2031		14,800	(1)	(25)	(26)	24	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2036		188,700	5,733	(2,727)	3,006	0	(436)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/18/2056		98,200	(567)	3,323	2,756	328	0
Pay	1-Year BRL-CDI	12.800	Maturity	01/02/2031	BRL	327,900	(30)	(774)	(804)	0	(1)
Pay	1-Year BRL-CDI	13.000	Maturity	01/02/2031		86,000	0	(136)	(136)	0	0
Pay	1-Year BRL-CDI	13.230	Maturity	01/02/2031		328,900	0	(288)	(288)	0	(2)
Receive	1-Year BRL-CDI	13.328	Maturity	01/02/2031		168,200	0	(12)	(12)	1	0
Receive	1-Year BRL-CDI	13.370	Maturity	01/02/2031		65,400	0	(20)	(20)	0	0
Receive	1-Year BRL-CDI	13.380	Maturity	01/02/2031		86,800	58	(49)	9	0	0
Pay	1-Year BRL-CDI	13.385	Maturity	01/02/2031		77,700	100	(106)	(6)	0	0
Receive	1-Year BRL-CDI	13.470	Maturity	01/02/2031		81,700	0	(26)	(26)	0	0
Receive(5)	3-Month CNY-CNREPOFIX	1.500	Quarterly	03/18/2031	CNY	1,174,700	1,303	(589)	714	0	(24)
Receive	3-Month COP-IBR Compounded-OIS	8.690	Quarterly	09/17/2030	COP	458,635,900	2,130	7,093	9,223	0	(208)
Receive	3-Month COP-IBR Compounded-OIS	9.110	Quarterly	12/17/2030		114,526,600	0	1,908	1,908	0	(49)
Pay	3-Month COP-IBR Compounded-OIS	10.200	Quarterly	12/17/2030		99,363,300	(1)	(571)	(572)	34	0
Pay(5)	3-Month HKD-HIBOR	3.000	Quarterly	03/18/2031	HKD	770,200	794	42	836	92	0
Pay	3-Month ILS-TELBOR	3.908	Annual	04/21/2030	ILS	286,000	(45)	2,753	2,708	46	0
Receive	3-Month ILS-TELBOR	4.170	Annual	05/23/2030		123,600	127	(884)	(757)	0	(21)
Pay	3-Month ILS-TELBOR	3.800	Annual	07/04/2030		331,700	476	(116)	360	54	0
Receive(5)	3-Month KRW-KORIBOR	2.500	Quarterly	03/18/2031	KRW	127,264,900	824	1,925	2,749	6	0
Receive(5)	3-Month MYR-KLIBOR	3.000	Quarterly	03/18/2031	MYR	633,300	3,088	(370)	2,718	5	0
Pay	3-Month PLN-WIBOR	3.952	Annual	07/29/2030	PLN	26,635	(14)	58	44	7	0
Pay	3-Month PLN-WIBOR	4.195	Annual	09/29/2030		239,300	392	816	1,208	86	0
Receive(5)	3-Month TWD-TAIBOR	1.750	Quarterly	03/18/2031	TWD	2,594,800	655	402	1,057	0	(85)
Pay	3-Month ZAR-JIBAR	7.560	Quarterly	09/22/2030	ZAR	3,260,800	4,614	3,249	7,863	176	0
Receive	3-Month ZAR-JIBAR	7.180	Quarterly	12/04/2030		215,900	(207)	(108)	(315)	0	(12)
Receive(5)	6-Month AUD-BBR-BBSW	3.250	Quarterly	03/18/2028	AUD	434,900	1,066	3,537	4,603	71	0
Pay(5)	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/18/2036		100,200	(372)	(2,649)	(3,021)	0	(121)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2025 (Unaudited)

Pay	6-Month CLP-CHILIBOR	4.650	Semi-Annual	06/18/2030	CLP	256,123,400	24	(740)	(716)	134	0
Receive	6-Month CLP-CHILIBOR	4.860	Semi-Annual	06/18/2030		29,571,000	0	(203)	(203)	0	(16)
Receive	6-Month CLP-CHILIBOR	4.700	Semi-Annual	09/17/2030		46,868,300	212	(108)	104	0	(16)
Receive	6-Month CLP-CHILIBOR	4.750	Semi-Annual	11/17/2030		35,619,000	(96)	110	14	0	(12)
Pay	6-Month CLP-CHILIBOR	8.790	Quarterly	09/17/2030	COP	48,274,300	(534)	(390)	(924)	22	0
Receive	6-Month CZK-PRIBOR	3.705	Annual	08/12/2030	CZK	2,031,100	509	(194)	315	0	(182)
Pay	6-Month CZK-PRIBOR	3.963	Annual	11/27/2030		430,600	(84)	223	139	45	0
Receive	6-Month CZK-PRIBOR	4.130	Annual	10/01/2035		1,503,200	(391)	91	(300)	0	(252)
Pay(5)	6-Month EUR-EURIBOR	2.000	Annual	03/18/2028	EUR	49,700	(218)	(131)	(349)	0	(5)
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	03/18/2036		134,100	744	(3,579)	(2,835)	0	(185)
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	03/18/2056		111,300	(1,077)	7,714	6,637	372	0
Receive	6-Month HUF-BBR	6.418	Annual	11/19/2030	HUF	41,212,370	72	(1,894)	(1,822)	0	(346)
Pay	6-Month HUF-BBR	6.500	Annual	11/25/2030		34,048,409	1,739	122	1,861	282	0
Pay(5)	6-Month THB-THBFIX	1.000	Quarterly	03/18/2031	THB	5,539,700	(654)	(1,316)	(1,970)	22	0
Pay	28-Day MXN-TIIE	7.300	Lunar	12/11/2030	MXN	884,600	(167)	(679)	(846)	66	0
Receive(5)	28-Day MXN-TIIE	7.350	Lunar	01/31/2031		287,900	146	118	264	0	(22)
Pay	28-Day MXN-TIIE	8.071	Lunar	09/05/2035		1,061,900	1,147	(1,493)	(346)	88	0
Pay(5)	CAONREPO	2.500	Semi-Annual	03/18/2028	CAD	338,600	(495)	298	(197)	0	0
Receive(5)	CAONREPO	2.750	Semi-Annual	03/18/2031		82,400	525	(278)	247	54	0
Pay(5)	CAONREPO	3.000	Semi-Annual	03/18/2036		91,800	129	(1,273)	(1,144)	0	(75)
Receive(5)	CAONREPO	3.250	Semi-Annual	03/18/2056		154,700	146	5,905	6,051	333	0
Pay	CPURNSA	2.500	Maturity	03/29/2033		$86,600	(258)	9	(249)	0	(157)
Receive	CPURNSA	2.525	Maturity	06/07/2033		21,100	121	(130)	(9)	41	0
Receive	CPURNSA	2.595	Maturity	07/12/2033		65,500	0	(545)	(545)	119	0
Pay	CPURNSA	2.598	Maturity	04/10/2034		46,200	519	85	604	0	(88)

							$26,056	$16,781	$42,837	$3,696	$(2,450)

Total Swap Agreements							$48,032	$21,023	$69,055	$3,969	$(2,468)

(e)

Securities with an aggregate market value of $687 and cash of $185,360 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2025.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

AZD		01/2026		JPY	120,050		$772		$5		$0
		01/2026			$1,376		GBP	1,051	40		0
BOA		01/2026		SEK	198,570		$21,363		0		(216)
		01/2026			$265		EUR	226	1		0
		01/2026			32,594		PLN	119,422	670		0
		01/2026			407		TRY	18,038	11		0
		03/2026			28,716		CHF	22,614	52		0
		03/2026			12,200		INR	1,119,228	172		0
		03/2026			9,534		PLN	34,333	26		0
		04/2026			30,924		MXN	562,670	0		(3)
		06/2026		PEN	8,067		$2,384		0		(1)
BPS		01/2026		AUD	2,286		1,486		0		(40)
		01/2026		CNH	17,666		2,507		0		(28)
		01/2026		COP	1,095,195		289		2		0
		01/2026		EUR	968		1,140		2		0
		01/2026		IDR	264,289,050		15,800		0		(27)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2025 (Unaudited)

	01/2026	NZD	72,647		41,280	0	(560)
	01/2026	PHP	286,197		4,844	0	(8)
	01/2026	TRY	34,810		776	0	(28)
	01/2026		$773	EUR	658	1	0
	01/2026		578	GBP	438	13	0
	01/2026		219	ILS	702	1	0
	01/2026		2,688	JPY	415,300	0	(34)
	01/2026		20,768	PLN	76,428	520	0
	01/2026		432	TRY	18,716	2	0
	01/2026		148	ZAR	2,452	0	0
	03/2026	TRY	24,087		$527	0	(7)
	03/2026	TWD	2,114,188		67,825	624	0
	03/2026		$68,300	CAD	93,886	325	0
	03/2026		41,684	CHF	32,785	21	0
	03/2026		25,500	CNH	178,579	209	0
	03/2026		37,182	CZK	772,141	417	0
	03/2026		12,707	GBP	9,506	105	0
	03/2026		16,066	PLN	57,869	47	0
	03/2026		24,400	SEK	225,119	145	0
BRC	01/2026	JPY	6,356,400		$41,149	539	0
	01/2026	TRY	23,874		530	0	(18)
	01/2026		$1,582	EUR	1,357	14	0
	01/2026		578	GBP	432	4	0
	01/2026		18	IDR	306,525	0	0
	01/2026		27,275	MYR	111,977	354	0
	01/2026		44,248	NZD	76,400	0	(246)
	01/2026		1,310	TRY	59,128	56	0
	01/2026		12,628	ZAR	214,857	328	0
	01/2026	ZAR	100,129		$6,009	0	(33)
	02/2026	TRY	29,531		654	0	(17)
	02/2026		$836	TRY	37,877	23	0
	03/2026	TRY	14,340		$312	0	(3)
	03/2026		$371	CZK	7,653	1	0
	03/2026		622	TRY	28,470	7	0
CBK	01/2026	BRL	333,282		$60,571	0	(250)
	01/2026	CAD	69		49	0	(1)
	01/2026	EUR	646		755	0	(4)
	01/2026	GBP	29,018		38,950	0	(165)
	01/2026	INR	5,430,726		60,980	702	0
	01/2026	NOK	502,750		49,391	0	(490)
	01/2026	PLN	9,308		2,592	0	(1)
	01/2026	SGD	3,931		3,040	0	(20)
	01/2026	THB	80,127		2,546	0	0
	01/2026	TRY	19,990		455	0	(2)
	01/2026		$41,891	AUD	63,107	226	0
	01/2026		60,642	BRL	333,282	236	(57)
	01/2026		52,658	CNH	369,866	413	0
	01/2026		5,284	EUR	4,518	30	(2)
	01/2026		540	GBP	402	2	0
	01/2026		4	ILS	13	0	0
	01/2026		20,050	INR	1,814,896	94	0
	01/2026		203	PLN	728	0	0
	01/2026		25,368	SGD	32,650	49	0
	01/2026		12	THB	381	0	0
	01/2026		180	TRY	7,745	1	0
	02/2026	BRL	100,162		$17,907	0	(234)
	02/2026		$1,004	COP	3,904,783	12	0
	03/2026	CLP	21,872,702		$22,667	0	(1,650)
	03/2026	COP	13,780,409		3,525	0	(35)
	03/2026	TWD	66,196		2,125	21	0
	03/2026		$56,478	CLP	52,619,220	2,020	0
	03/2026		21,300	CNH	148,773	118	0
	03/2026		15,100	INR	1,371,560	61	0
	05/2026		34,130	PEN	121,701	1,885	0
	11/2026		21,709		74,257	91	0
DUB	01/2026	ILS	44,012		$13,795	0	(24)
	01/2026	INR	2,045,160		22,966	266	0
	01/2026	KRW	30,646,347		20,935	0	(320)
	01/2026		$682	GBP	515	12	0
	01/2026		23,604	ILS	75,503	104	0
	01/2026		11,727	ZAR	204,331	594	0
	02/2026		74,270	HUF	24,451,919	282	0
	02/2026		13,795	ILS	44,001	22	0
	03/2026	HUF	1,977,069		$6,000	0	(16)
	03/2026		$180	CZK	3,708	0	0
FAR	01/2026	AUD	4,659		$3,026	0	(83)
	01/2026	CNH	8,806		1,251	0	(12)
	01/2026	ILS	23,418		7,304	0	(50)
	01/2026	NZD	49,370		28,288	0	(146)
	01/2026	PLN	115,870		31,803	0	(469)
	01/2026	SGD	20		16	0	0
	01/2026		$24	CHF	20	0	0
	01/2026		694	GBP	528	18	0
	01/2026		34,554	PLN	127,208	878	0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2025 (Unaudited)

	01/2026		8,240	ZAR	141,686	304	0
	02/2026		7,304	ILS	23,411	48	0
	03/2026		427	MXN	7,773	1	0
GLM	01/2026	PLN	104,437		$28,584	0	(504)
	01/2026		$17,887	CHF	14,340	233	0
	01/2026		30	GBP	23	1	0
	01/2026		3,259	ILS	10,530	47	0
	01/2026		2,632	MYR	10,800	33	0
	01/2026		24,029	THB	765,109	279	0
	01/2026		59	TRY	2,618	0	0
	01/2026		10,895	ZAR	186,018	325	0
	02/2026		27,065	BRL	149,121	0	(57)
	02/2026		42	HUF	13,834	0	0
	03/2026	BRL	33,813		$6,015	0	(52)
	03/2026	CLP	36,013,579		37,168	0	(2,870)
	03/2026		$2,757	BRL	15,274	0	(5)
	03/2026		19,200	CAD	26,313	33	0
	03/2026		30,652	EUR	26,000	6	0
IND	01/2026		95	NOK	966	1	0
	01/2026		4	PLN	13	0	0
	01/2026		1,390	ZAR	23,298	16	0
JPM	01/2026	CHF	57,052		$71,890	0	(199)
	01/2026	CNH	36,657		5,205	0	(55)
	01/2026	INR	864,367		9,706	112	0
	01/2026	KRW	5,089,590		3,474	0	(56)
	01/2026	PLN	96,334		26,148	0	(683)
	01/2026		$1,310	HKD	10,181	0	(1)
	01/2026		43,868	ILS	142,982	1,028	0
	01/2026		59,950	KRW	86,021,616	0	(289)
	01/2026		38,969	NOK	398,564	575	0
	01/2026		33,133	PLN	121,736	775	0
	02/2026	COP	92,333,927		$23,566	0	(461)
	02/2026	KRW	85,908,731		59,950	377	0
	02/2026	TRY	5,494		121	0	(2)
	02/2026		$0	TRY	1	0	0
	03/2026		73,114	GBP	54,681	580	0
MBC	01/2026	CAD	162,882		$115,730	0	(3,006)
	01/2026	EUR	1,613		1,895	1	(2)
	01/2026	GBP	1,974		2,646	0	(14)
	01/2026	JPY	2,979,039		19,129	97	0
	01/2026	KRW	47,960		33	0	0
	01/2026	SGD	65,772		50,690	0	(510)
	01/2026		$1,287	AUD	1,966	25	0
	01/2026		123,924	CAD	170,504	369	0
	01/2026		1,388	EUR	1,189	10	0
	01/2026		2,202	GBP	1,652	24	0
	01/2026		42,197	SEK	401,992	1,488	0
	01/2026		54,120	THB	1,752,889	1,570	0
	01/2026		569	ZAR	9,481	3	0
	02/2026		33	KRW	47,960	0	0
	03/2026		16,800	INR	1,521,324	16	0
	03/2026		6,200	JPY	953,538	0	(75)
MYI	01/2026	BRL	27,870		$5,088	3	0
	01/2026	GBP	1,250		1,664	0	(21)
	01/2026	JPY	664		4	0	0
	01/2026	PHP	1,300,906		21,893	0	(160)
	01/2026		$5,065	BRL	27,870	21	0
	01/2026		1,391	JPY	216,600	0	(7)
	01/2026		2,244	ZAR	38,602	83	0
	02/2026		515	HUF	170,847	6	0
	03/2026	MXN	33,524		$1,849	0	0
	03/2026		$4,700	BRL	26,076	0	(21)
	03/2026		160	CZK	3,312	1	0
	03/2026		218	MXN	3,960	0	0
NGF	01/2026	KRW	50,237,720		$34,329	0	(513)
	01/2026		$1,037	SEK	9,864	35	0
	02/2026		335	TRY	15,230	10	0
	03/2026	JPY	2,807,137		$18,300	268	0
RYL	01/2026		$34	PHP	2,037	0	0
	03/2026		407	MXN	7,378	0	0
	03/2026		71	TWD	2,209	0	(1)
SCX	01/2026	CNH	17,558		$2,492	0	(27)
	01/2026	IDR	439,604,223		26,289	0	(37)
	01/2026	JPY	6,121,862		39,328	217	0
	01/2026		$2,568	TWD	80,292	0	(12)
SOG	01/2026	EUR	1,069		$1,237	0	(19)
	01/2026	JPY	14,601,236		93,359	75	0
	01/2026		$13,072	EUR	11,291	203	0
	01/2026		23,446	GBP	17,903	685	0
	01/2026		514	RON	2,236	1	0
	03/2026	MXN	3,439		$184	0	(6)
	03/2026	PEN	50,482		14,928	0	(51)
	03/2026		$7,092	CLP	6,849,555	523	0
	03/2026		67,408	MXN	1,263,254	2,248	0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2025 (Unaudited)

SSB	01/2026	118	GBP	91	4	0
UAG	01/2026	PLN	71,418	$19,490	0	(402)
01/2026	$11,509	ZAR	200,155	560	0
02/2026	81,339	COP	304,587,507	0	(2,227)
03/2026	COP	66,406,200	$16,975	0	(179)
03/2026	$61,089	CLP	56,837,638	2,099	0

Total Forward Foreign Currency Contracts	$28,293	$(17,824)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.250%	12/09/2026	2,900	$1	$1
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	332,100	346	225
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.250	12/09/2026	354,000	162	93
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	25,700	26	17
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.650	09/09/2026	268,300	285	181

Total Purchased Options	$820	$517

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	4,300	$978	$36	$1,014	$0

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MEI	Receive	Bovespa Index	1,577	0	Maturity	02/18/2026	BRL	260,857	$0	$(427)	$0	$(427)
Receive	KOSPI2 Index	56,000,000	0.000% (SOFR less a specified spread)	Maturity	03/12/2026	KRW	3,544,501	0	987	987	0
Receive	Thailand Equity Index	583,400	0.000% (SOFR less a specified spread)	Maturity	03/30/2026	THB	487,488	0	(113)	0	(113)

$0	$447	$987	$(540)

Total Swap Agreements	$978	$483	$2,001	$(540)

(g)

Securities with an aggregate market value of $3,518 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2025

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	December 31, 2025 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$6,430	$0	$6,430
Industrials	0	2,942	0	2,942
Utilities	0	399	0	399
U.S. Government Agencies	0	379,064	0	379,064
Non-Agency Mortgage-Backed Securities	0	5,866	0	5,866
Asset-Backed Securities
Automobile Sequential	0	10,817	0	10,817
Credit Card Bullet	0	8,933	0	8,933
Credit Card Other	0	2,008	0	2,008
Other ABS	0	53,327	0	53,327
Commodities	0	397,106	0	397,106
Short-Term Instruments
Repurchase Agreements	0	121,200	0	121,200
U.S. Treasury Bills	0	34,192	0	34,192

	$0	$1,022,284	$0	$1,022,284
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$521,935	$0	$0	$521,935

Total Investments	$521,935	$1,022,284	$0	$1,544,219

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	12,862	4,065	0	16,927
Over the counter	0	30,811	0	30,811

	$12,862	$34,876	$0	$47,738
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(9,551)	(2,575)	0	(12,126)
Over the counter	0	(18,364)	0	(18,364)

	$(9,551)	$(20,939)	$0	$(30,490)

Total Financial Derivative Instruments	$3,311	$13,937	$0	$17,248

Totals	$525,246	$1,036,221	$0	$1,561,467

There were no significant transfers into or out of Level 3 during the period ended December 31, 2025.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and MLM 766 LLC and MLM 700 LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	28.9%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	21.1%
PIMCO Global Core Asset Allocation Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	0.7%
PIMCO Income Fund	MLM 766 LLC	04/30/2018	0.0%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	30.3%
PIMCO Preferred and Capital Securities Fund	PIMCO Capital Securities Fund (Cayman) Ltd.	02/04/2015	16.5%
PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	0.0%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	36.4%

† A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Notes to Financial Statements (Cont.)

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund's next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds' use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in each Fund's prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Interest only (IO) weighted average life model begins amortization with the base price with the ending price being zero over the weighted average life of the IO on a straight-line basis. The base price may be a broker-dealer quote, transaction price, or an internal value as derived from the analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs used to set base price would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other

Notes to Financial Statements (Cont.)

market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Option Pricing Model is a commonly accepted method of allocating enterprise value across a capital structure. The method may be utilized when a capital structure includes multiple instruments with varying rights and preferences, there is no short term exit horizon, the nature of an exit event is unknown, or if the enterprise value is not sufficient to cover outstanding debt and preferred claims. The Option Pricing Model can also be used as a method to estimate enterprise value by ‘back-solving’ if there are recent indicative transactions for securities with the same issuer. The Option Pricing Model uses Black-Scholes option pricing, a generally accepted option model typically used to value call options, puts, warrants, and convertible preferred securities. Significant changes in unobservable inputs would result in direct changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds' tax positions for all open tax years. As of December 31, 2025, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Fund's income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary's earnings would be treated as other qualifying income if derived with respect to a Fund's business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and a Fund's investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund's taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also

Notes to Financial Statements (Cont.)

cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the transactions in and earnings from investments in the affiliated funds for the period ended December 31, 2025 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$2,061,898	$420,832	$(746,137)	$84,365	$25,155	$1,846,113	$401,992	$0
PIMCO All Asset: Multi-Real Fund	1,794,706	1,017,135	(915,441)	(32,638)	30,939	1,894,701	82,494	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	385,440	157,879	(169,849)	(8,059)	35,523	400,934	26,097	0
PIMCO Emerging Markets Local Currency and Bond Fund	538,055	300,819	(157,257)	1,303	67,345	750,265	35,898	0
PIMCO Extended Duration Fund	151,490	75,516	(69,016)	(2,520)	(4,997)	150,473	3,546	0
PIMCO Government Money Market Fund	67,053	2,830,630	(2,839,409)	0	(1)	58,273	1,720	0
PIMCO High Yield Fund	364,485	67,912	(119,676)	1,503	7,385	321,609	16,779	0
PIMCO High Yield Spectrum Fund	88,376	40,035	(21,975)	49	2,685	109,170	5,039	0
PIMCO Income Fund	142,764	56,673	(89,065)	2,721	760	113,853	6,093	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	454,160	65,866	(303,051)	12,394	(9,381)	219,988	9,776	0
PIMCO Investment Grade Credit Bond Fund	68,353	11,507	(14,612)	(1,274)	2,320	66,294	2,324	0
PIMCO Long Duration Total Return Fund	173,720	86,557	(79,573)	1,467	(1,280)	180,891	5,713	0
PIMCO Long-Term Real Return Fund	115,743	3,517	(50,017)	(4,239)	(1,526)	63,478	3,532	0
PIMCO Long-Term U.S. Government Fund	228,899	150,364	(134,740)	(15,603)	11,691	240,611	6,301	0
PIMCO Low Duration Fund	1,289,226	569,744	(1,354,161)	17,477	(12,820)	509,466	29,697	0
PIMCO RAE Emerging Markets Fund	347,681	35,972	(155,934)	28,753	21,429	277,901	11,749	7,536
PIMCO RAE Fundamental Advantage PLUS Fund	391,037	11,909	(95,954)	(5,662)	6,305	307,635	1,605	0
PIMCO RAE International Fund	121,065	36,654	(75,268)	14,772	4,089	101,312	4,834	6,500
PIMCO RAE PLUS EMG Fund	93,803	5,481	(22,601)	3,490	13,838	94,011	5,481	0
PIMCO RAE PLUS International Fund	92,515	5,227	(22,413)	(1,960)	20,522	93,891	5,227	0
PIMCO RAE US Fund	119,949	11,095	(59,625)	373	5,807	77,599	2,198	8,897
PIMCO RAE US Small Fund	111,624	65,353	(52,961)	914	13,797	138,727	1,661	4,178
PIMCO RAE Worldwide Long/Short PLUS Fund	398,426	45,870	(102,457)	(3,254)	(29,728)	308,857	28,041	0
PIMCO Real Return Fund	151,257	25,499	(89,470)	1,651	(2,156)	86,781	3,463	0
PIMCO RealEstateRealReturn Strategy Fund	159,109	37,125	(37,797)	1,346	2,658	162,441	1,547	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund	888,427	559,077	(738,205)	(801)	17,422	725,920	28,657	0
PIMCO TRENDS Managed Futures Strategy Fund	394,300	95,183	(121,735)	(13,228)	43,124	397,644	0	0
Totals	$11,193,561	$6,789,431	$(8,638,399)	$83,340	$270,905	$9,698,838	731,464	$27,111

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-Real Fund	$70,355	$185,811	$(137,506)	$3,871	$(3,339)	$119,192	$2,621	$0
PIMCO All Authority: Multi-RAE PLUS Fund	173,788	55,164	(60,404)	9,345	(1,710)	176,183	39,749	0
PIMCO CommoditiesPLUS® Strategy Fund	0	11,037	(10,450)	(587)	0	0	0	0
PIMCO CommodityRealReturn Strategy Fund®	11,327	39,745	(24,496)	413	(937)	26,052	800	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	38,120	26,216	(14,207)	(120)	3,181	53,190	3,141	0
PIMCO Emerging Markets Local Currency and Bond Fund	53,125	49,565	(10,980)	10	7,973	99,693	4,314	0
PIMCO Extended Duration Fund	16,022	14,871	(10,896)	(317)	(516)	19,164	370	0
PIMCO Government Money Market Fund	9,955	136,650	(136,730)	0	0	9,875	286	0
PIMCO High Yield Fund	56,755	16,395	(12,969)	(3)	1,620	61,798	3,006	0
PIMCO High Yield Spectrum Fund	11,936	10,888	(1,610)	20	395	21,629	846	0
PIMCO Income Fund	11,180	4,607	(4,371)	36	262	11,714	527	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	84,945	18,380	(36,740)	1,035	(394)	67,226	2,373	0
PIMCO Investment Grade Credit Bond Fund	6,410	459	(826)	(79)	180	6,144	224	0
PIMCO Long Duration Total Return Fund	17,567	16,109	(11,024)	(2,889)	2,906	22,669	590	0
PIMCO Long-Term Credit Bond Fund	94	3	(100)	9	(6)	0	3	0
PIMCO Long-Term Real Return Fund	24,199	4,678	(8,414)	(638)	(582)	19,243	904	0
PIMCO Long-Term U.S. Government Fund	24,168	18,906	(17,628)	(2,652)	2,296	25,090	645	0
PIMCO Low Duration Credit Fund	11,375	185	(11,616)	254	(198)	0	188	0
PIMCO Low Duration Fund	280,832	82,309	(192,115)	454	541	172,021	7,253	0
PIMCO RAE Emerging Markets Fund	34,682	6,129	(18,721)	5,100	348	27,538	1,164	743
PIMCO RAE Fundamental Advantage PLUS Fund	43,496	3,697	(6,456)	(317)	642	41,062	204	0
PIMCO RAE International Fund	12,557	4,367	(10,173)	2,624	(297)	9,078	429	554
PIMCO RAE PLUS EMG Fund	8,656	821	(1,108)	125	1,591	10,085	539	0
PIMCO RAE PLUS International Fund	11,082	1,003	(1,373)	144	2,227	13,083	666	0
PIMCO RAE US Small Fund	0	11,250	(1,249)	98	641	10,740	129	320
PIMCO RAE Worldwide Long/Short PLUS Fund	43,685	8,645	(6,667)	(165)	(3,631)	41,867	3,378	0
PIMCO Real Return Fund	34,906	5,048	(12,956)	152	(260)	26,890	907	0
PIMCO RealEstateRealReturn Strategy Fund	77,340	97,366	(108,176)	208	1,564	68,302	886	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund	176,636	67,988	(80,193)	219	3,105	167,755	5,922	0
PIMCO TRENDS Managed Futures Strategy Fund	54,204	9,633	(9,414)	(738)	4,892	58,577	0	0
Totals	$1,399,397	$907,925	$(959,568)	$15,612	$22,494	$1,385,860	$82,064	$1,617

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$43,578	$4,090	$(32,840)	$(77)	$2,962	$17,713	$2,139	$0
PIMCO Emerging Markets Corporate Bond Fund	43,638	3,288	(2,712)	(244)	1,094	45,064	2,110	0
PIMCO Emerging Markets Local Currency and Bond Fund	88,592	8,608	(19,019)	(1,172)	11,174	88,183	5,080	0
PIMCO Short-Term Floating NAV Portfolio III	5,785	55,792	(55,800)	4	1	5,782	192	0
Totals	$181,593	$71,778	$(110,371)	$(1,489)	$15,231	$156,742	$9,521	$0

PIMCO Global Core Asset Allocation Fund

Underlying PIMCO Funds	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Income Fund	$30,084	$4,300	$(3,311)	$(51)	$812	$31,834	$1,339	$0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	58,923	2,395	0	0	480	61,798	1,903	0
PIMCO Short Asset Portfolio	64,119	11,157	(12,770)	(27)	172	62,651	2,091	0
PIMCO Short-Term Floating NAV Portfolio III	22,167	139,270	(150,300)	14	10	11,161	1,170	0
PIMCO Total Return Fund	29,999	1,051	0	0	637	31,687	1,046	0
Totals	$205,292	$158,173	$(166,381)	$(64)	$2,111	$199,131	$7,549	$0

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Commodity Strategy Active Exchange-Traded Fund	$60,100	$20,055	$0	$0	$1,984	$82,139	$2,047	$0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	118,250	7,552	0	0	8,178	133,980	7,512	0
PIMCO Short-Term Floating NAV Portfolio III	1,934	501,479	(503,100)	(14)	0	299	182	0
Totals	$180,284	$529,086	$(503,100)	$(14)	$10,162	$216,418	$9,741	$0

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Moderate Duration Fund	$49,713	$34,977	$0	$0	$609	$85,299	$2,441	$0
PIMCO Total Return Fund II	16,476	12,044	0	0	202	28,722	814	0

PIMCO Preferred And Capital Securities Active ETF

Notes to Financial Statements (Cont.)

Fund Name	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$28,765	$4,973	$0	$0	$599	$34,337	$1,489	$0

PIMCO Senior Loan Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Credit Opportunities Bond Fund	$39,401	$0	$(38,749)	$(1,214)	$562	$0	$141	$0
PIMCO High Yield Fund	226,705	0	(110,526)	(2,087)	1,752	115,844	10,151	0
PIMCO Total Return Fund	29,556	0	0	0	(62)	29,494	1,889	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds' transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2025 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO CommoditiesPLUS® Strategy Fund	$172,697	$3,481	$(83,116)	$(2,023)	$2,045	$93,084	$3,481	$0
PIMCO Dynamic Bond Fund	123,489	4,598	(1)	0	347	128,433	4,583	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	54,805	2,040	0	0	154	56,999	2,034	0
PIMCO Emerging Markets Local Currency and Bond Fund	34,348	1,280	0	0	96	35,724	1,275	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	730,445	27,196	0	0	2,050	759,691	27,110	0
PIMCO Low Duration Fund	730,147	27,185	0	0	2,049	759,381	27,099	0
PIMCO Low Duration Fund II	36,989	1,377	0	0	104	38,470	1,373	0
PIMCO Low Duration Opportunities Fund	4,377	162	1	0	12	4,552	162	0
PIMCO RAE Fundamental Advantage PLUS Fund	29,747	24,556	(54,276)	149	(176)	0	276	0
PIMCO RAE PLUS EMG Fund	0	34,149	(18,375)	39	41	15,854	514	0
PIMCO RAE PLUS Fund	67,618	32,608	(49,000)	167	(228)	51,165	1,205	0
PIMCO RAE PLUS International Fund	11,839	19,197	(20,666)	136	(120)	10,386	326	0
PIMCO RAE PLUS Small Fund	16,740	12,181	(13,874)	27	(6)	15,068	488	0
PIMCO Short Asset Investment Fund	86,520	83,556	0	0	327	170,403	4,526	0
PIMCO Short-Term Fund	8,316	322,487	0	0	324	331,127	5,408	0
PIMCO StocksPLUS® Absolute Return Fund	61,556	95,779	(143,599)	(258)	155	13,633	745	0
PIMCO StocksPLUS® Fund	145,042	98,089	(243,023)	1,193	(1,301)	0	1,910	0

Notes to Financial Statements (Cont.)

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	189,064	38,010	(56,000)	(1,502)	1,748	171,320	5,493	0
PIMCO StocksPLUS® International Fund (Unhedged)	0	11,168	0	0	6	11,174	165	0
PIMCO StocksPLUS® Short Fund	6,225	1,552	0	0	18	7,795	250	0
PIMCO StocksPLUS® Small Fund	0	7,308	0	0	4	7,312	107	0
PIMCO Total Return Fund	2,357,943	87,791	0	0	6,618	2,452,352	87,515	0
PIMCO TRENDS Managed Futures Strategy Fund	744,058	20,832	(340,200)	411	978	426,079	20,830	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO California Intermediate Municipal Bond Fund	$5,264	$141,757	$(139,167)	$2	$2	$7,858	$458	$0
PIMCO California Municipal Bond Fund	10,834	212,653	(173,200)	4	9	50,300	644	0
PIMCO California Short Duration Municipal Income Fund	4,983	122,831	(100,300)	2	12	27,528	727	0
PIMCO CommoditiesPLUS® Strategy Fund	75,163	661,113	(653,000)	(7)	64	83,333	5,005	0
PIMCO CommodityRealReturn Strategy Fund®	302,588	1,115,137	(1,415,900)	(4)	26	1,847	2,266	0
PIMCO Credit Opportunities Bond Fund	0	97,168	(66,800)	0	18	30,386	1,061	0
PIMCO Diversified Income Fund	242,178	676,858	(611,400)	58	131	307,825	7,622	0
PIMCO Dynamic Bond Fund	528,560	1,516,007	(1,606,500)	(36)	231	438,262	12,878	0
PIMCO Emerging Markets Bond Fund	56,757	1,056,540	(941,426)	27	76	171,974	4,911	0
PIMCO Emerging Markets Corporate Bond Fund	4,584	27,315	(27,201)	1	2	4,701	114	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	95,155	206,407	(300,000)	27	11	1,600	2,119	0
PIMCO Emerging Markets Local Currency and Bond Fund	45,240	1,619,996	(1,509,300)	1	42	155,979	3,872	0
PIMCO Extended Duration Fund	12,032	901,462	(907,300)	2	0	6,196	162	0
PIMCO Global Advantage® Strategy Bond Fund	5,662	133,659	(137,100)	7	0	2,228	158	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	37,706	1,121,372	(1,076,200)	39	22	82,939	3,458	0
PIMCO GNMA and Government Securities Fund	24,616	640,503	(664,151)	28	3	999	705	0
PIMCO High Yield Fund	230,096	934,110	(774,800)	(134)	264	389,536	11,455	0
PIMCO High Yield Municipal Bond Fund	41,513	2,273,468	(1,997,900)	108	157	317,346	12,314	0
PIMCO High Yield Spectrum Fund	2,812	58,101	(51,600)	2	2	9,317	199	0
PIMCO Income Fund	10,612,398	62,268,769	(58,355,701)	698	10,415	14,536,579	602,925	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	10,958	5,696,706	(5,634,200)	(57)	3	73,410	6,401	0
PIMCO International Bond Fund (Unhedged)	97	593,237	(568,500)	23	2	24,859	1,632	0
PIMCO Investment Grade Credit Bond Fund	147,966	4,205,726	(4,204,737)	313	59	149,327	12,124	0
PIMCO Long Duration Total Return Fund	2,303	971,526	(963,800)	(6)	1	10,024	323	0

Notes to Financial Statements (Cont.)

PIMCO Long-Term Credit Bond Fund	40,681	1,231,809	(1,206,601)	34	9	65,932	1,392	0
PIMCO Long-Term Real Return Fund	47	155,598	(155,200)	(3)	0	442	98	0
PIMCO Long-Term U.S. Government Fund	26,256	436,885	(462,500)	7	2	650	186	0
PIMCO Low Duration Credit Fund	3,559	57,742	(49,200)	3	3	12,107	339	0
PIMCO Low Duration Fund	173,012	454,544	(627,607)	8	43	0	3,116	0
PIMCO Low Duration Fund II	5,468	99,759	(105,201)	1	1	28	158	0
PIMCO Low Duration Income Fund	1,232,613	7,078,239	(4,601,008)	(33)	1,573	3,711,384	73,102	0
PIMCO Low Duration Opportunities Fund	12,812	50,742	(55,300)	2	1	8,257	441	0
PIMCO Moderate Duration Fund	99	114,452	(109,801)	3	1	4,754	51	0
PIMCO Mortgage Opportunities and Bond Fund	114,275	5,553,576	(5,263,200)	136	57	404,844	7,097	0
PIMCO Municipal Bond Fund	281,101	1,849,746	(1,689,600)	127	118	441,492	6,854	0
PIMCO National Intermediate Municipal Bond Fund	30,830	426,888	(325,416)	9	37	132,348	2,066	0
PIMCO New York Municipal Bond Fund	31,110	310,960	(256,700)	18	3	85,391	746	0
PIMCO California Municipal Opportunistic Value Fund	17,166	64,834	(76,600)	11	(7)	5,404	135	0
PIMCO National Municipal Opportunistic Value Fund	86	49,857	(47,334)	3	0	2,612	57	0
PIMCO Preferred and Capital Securities Fund	22,683	313,115	(293,300)	3	18	42,519	1,410	0
PIMCO RAE Fundamental Advantage PLUS Fund	16	1	(1)	0	0	16	1	0
PIMCO RAE PLUS EMG Fund	32	2	0	0	0	34	1	0
PIMCO RAE PLUS Fund	24,971	211,151	(201,800)	14	19	34,355	3,548	0
PIMCO RAE PLUS International Fund	123	3	(100)	0	0	26	3	0
PIMCO RAE PLUS Small Fund	21	1	(1)	0	0	21	1	0
PIMCO RAE Worldwide Long/Short PLUS Fund	76	48,402	(48,400)	15	0	93	401	0
PIMCO Real Return Fund	11,409	2,873,137	(2,704,700)	(48)	0	179,798	1,968	0
PIMCO RealEstateRealReturn Strategy Fund	2,022	259,877	(261,800)	(5)	0	94	78	0
PIMCO Short Asset Investment Fund	92	144,675	(144,766)	(1)	0	0	78	0
PIMCO Short Duration Municipal Income Fund	9,752	251,140	(197,201)	6	22	63,719	1,228	0
PIMCO Short-Term Fund	106	22,909	(23,000)	0	0	15	9	0
PIMCO StocksPLUS® Absolute Return Fund	104,496	491,242	(595,701)	6	10	53	4,755	0
PIMCO StocksPLUS® Fund	55,323	577,154	(632,473)	(2)	11	13	2,944	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	133,237	2,655,721	(2,571,426)	(110)	75	217,497	9,290	0
PIMCO StocksPLUS® International Fund (Unhedged)	17,974	27,767	(45,700)	4	1	46	468	0
PIMCO StocksPLUS® Long Duration Fund	251	332,074	(332,299)	(1)	0	25	74	0
PIMCO StocksPLUS® Short Fund	6,404	57,922	(63,201)	6	1	1,132	322	0
PIMCO StocksPLUS® Small Fund	11,197	379,232	(344,500)	2	21	45,952	2,324	0
PIMCO Total Return Fund	451,589	9,575,451	(8,393,700)	273	320	1,633,933	21,557	0
PIMCO Total Return Fund II	124	116,243	(112,400)	2	0	3,969	42	0
PIMCO Total Return Fund IV	4,454	35,210	(22,300)	1	10	17,375	407	0
PIMCO TRENDS Managed Futures Strategy Fund	102,261	324,924	(331,376)	29	18	95,856	1,743	0

Notes to Financial Statements (Cont.)

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended December 31, 2025 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Security Name	Market Value at 03/31/2025	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 12/31/2025	Dividend Income	Shares Held at 12/31/2025
Amsurg Equity	$279,018	$0	$0	$0	$(10,971)	$268,047	$0	5,968,052
Clear Channel Outdoor Holdings, Inc.	56,458	0	0	0	55,948	112,406	0	50,862,666
iHeartMedia, Inc. 'A'	14,896	0	0	0	22,661	37,557	0	9,028,024
iHeartMedia, Inc. 'B'	17,735	0	0	0	26,980	44,715	0	12,214,441
Sierra Hamilton Holder LLC	1	0	0	0	1	2	0	15,369,768
Unity Bancorp, Inc.	0	37,433	0	0	3,921	41,354	0	6,136,182

† A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DEU	Deutsche Bank Securities, Inc.	NOM	Nomura Securities International, Inc.
BAR	Barclays PLC Corporate RRP/REPO trading	DUB	Deutsche Bank AG	NXN	Natixis New York
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	RBC	Royal Bank of Canada
BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RDR	RBC Capital Markets LLC
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RYL	NatWest Markets Plc
BOO	BoA Securities, Inc (Repo Only)	GSC	Goldman Sachs & Co. LLC	SAL	Citigroup Global Markets, Inc.
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SBI	Citigroup Global Markets Ltd.
BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JML	JP Morgan Securities Plc	SGY	Societe Generale, NY

BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.
BSS	Banco Santander S.A.	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
BUS	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
BYR	The Bank of Nova Scotia - Toronto	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CBK	Citibank N.A.	MSC	Morgan Stanley & Co. LLC.	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	MYC	Morgan Stanley Capital Services LLC	WFS	Wells Fargo Securities, LLC
CTR	Citigroup Global Markets, Inc.	MYI	Morgan Stanley & Co. International PLC	WST	Westpac Banking Corp.
DBL	Deutsche Bank AG London	NGF	Nomura Global Financial Products, Inc.

Currency Abbreviations:
ARS	Argentine Peso	HUF	Hungarian Forint	PYG	Paraguayan Guarani
AUD	Australian Dollar	IDR	Indonesian Rupiah	QAR	Qatari Riyal
AZN	Azerbaijani Manat	ILS	Israeli Shekel	RON	Romanian New Leu
BRL	Brazilian Real	INR	Indian Rupee	RSD	Serbian Dinar
CAD	Canadian Dollar	JPY	Japanese Yen	SAR	Saudi Riyal
CHF	Swiss Franc	KRW	South Korean Won	SEK	Swedish Krona
CLP	Chilean Peso	KWD	Kuwaiti Dinar	SGD	Singapore Dollar
CNH	Chinese Renminbi (Offshore)	KZT	Kazakhstani Tenge	THB	Thai Baht
CNY	Chinese Renminbi (Mainland)	MXN	Mexican Peso	TRY	Turkish New Lira
COP	Colombian Peso	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
CZK	Czech Koruna	NGN	Nigerian Naira	UGX	Ugandan Shilling
DKK	Danish Krone	NOK	Norwegian Krone	USD (or $)	United States Dollar
DOP	Dominican Peso	NZD	New Zealand Dollar	UYU	Uruguayan Peso
EGP	Egyptian Pound	PEN	Peruvian New Sol	UZS	Uzbekistani Sum
EUR	Euro	PHP	Philippine Peso	VND	Vietnamese Dong
GBP	British Pound	PKR	Pakistani Rupee	ZAR	South African Rand
GHS	Ghanaian Cedi	PLN	Polish Zloty	ZMW	Zambian Kwacha
HKD	Hong Kong Dollar

Exchange Abbreviations:
BIST	Borsa Instanbul Exchange	EUREX	Eurex Exchange	LME	London Metal Exchange
CBOE	Chicago Board Options Exchange	FTSE	Financial Times Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	ICE	IntercontinentalExchange®	OTC	Over the Counter
CME	Chicago Mercantile Exchange

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	OMX	Stockholm 30 Index
BACVWSAV	BofA Merrill Lynch Basket Excess Return Strategy Index	ERAEMLT	eRAFI Emerging Markets Strategy Index	OPIS	Oil Price Information Service
BBSW3M	3 Month Bank Bill Swap Rate	ERAUSLT	eRAFI U.S. Large Strategy Index	PIMCODB	PIMCO Custom Commodity Basket
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	EUR001M	1 Month EUR Swap Rate	PIMCODBU	PIMCO Custom Commodity Basket
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	EUR003M	3 Month EUR Swap Rate	PRIME	Daily US Prime Rate
BCOMTR	Bloomberg Commodity Index Total Return	EUR006M	6 Month EUR Swap Rate	PRIMEX.ARM	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
BCOMTR1	Bloomberg Custom Commodity Index	FEDL01	Federal funds effective rate	RALVEIEN	RAE Emerging Markets Low Volatility Equity Income Index
BCOMTR2	Bloomberg Custom Commodity Index	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	RALVEIET	RAE Emerging Markets Low Volatility Equity Income Total Return Index
BISTREFI	Turkish Lira Overnight Reference Rate	FRCPXTOB	France Consumer Price ex-Tobacco Index	RALVEIIT	RAE International Low Volatility Equity Income Total Return Index
BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	FTSE MIB	Borsa Italiana's 40 Most Liquid/Capitalized Italian Shares Equity Index	RBCAEC0T	Custom Commodity Forward Index
Bobl	Bundesobligation, the German word for federal government bond	FTSE/JSE	South African Performance Index	RBCAECR1	Custom Commodity Forward Index
BP0003M	3 Month GBP-LIBOR	GOLDLNPM	London Gold Market Fixing Ltd. PM	RBCAECT0	Custom Commodity Forward Index
Brent	Brent Crude	GSMMUSTF	Goldman Sachs Money Market US Treasury Fund Index	RU20INTR	Russell 2000 Total Return Index
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	S&P 500	Standard & Poor's 500 Index
CAC	Cotation Assistée en Continu	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SIBCSORA	Singapore Overnight Rate Average
CAONINDX	Bloomberg CORRA Compounded Index	H15T5Y	5 Year US Treasury Yield Curve Constant Maturity Rate	SNG GA	Singapore Gasoil (Platts)
CAONREPO	Canadian Overnight Repo Rate Average	HSCEI	Hang Seng China Enterprises Index	SNG KEROS	Singapore Jet Kerosene (Platts)
CDX.EM	Credit Derivatives Index - Emerging Markets	IBEX 35	Spanish Continuous Exchange Index	SOFR	Secured Overnight Financing Rate
CDX.HY	Credit Derivatives Index - High Yield	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.IG	Credit Derivatives Index - Investment Grade	IFSC	National Stock Exchange of India	SONIA	Sterling Overnight Interbank Average Rate

CIXBSTR3	Custom Commodity Index	JMABFNJ2	J.P. Morgan Custom Commodity Index	SONIA3M IR	Sterling Overnight Index Average 3 Month Index Rate
CMBX	Commercial Mortgage-Backed Index	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SPGCINP	S&P GSCI Industrial Metals ER
CNREPOFIX	China Fixing Repo Rates 7-Day	JPACWILV	J.P. Morgan Custom Equity Index	SPI 200	Australian Equity Futures Index
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	KOSPI2	Korea Stock Exchange KOSPI 200 Index	SRFXON3	Swiss Overnight Rate Average (6PM)
CPI	Consumer Price Index	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR1M	Term SOFR 1-Month
CPTFEMU	Eurozone HICP ex-Tobacco Index	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	TSFR6M	Term SOFR 6-Month
CSIXTR	Credit Suisse U.S. Dollar Total Return Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	UKRPI	United Kingdom Retail Prices Index
DAX	Deutscher Aktien Index 30	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR
DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDDUEAFE	MSCI EAFE Index	VSTOXX	Euro Stoxx 50 Volatility Index
EAFE	Europe, Australasia, and Far East Stock Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index	WIG20	Capitalization-weighted Stock Market Index of the 20 largest companies on the Warsaw Stock Exchange
ERADXULN	RAE Fundamental International Large Net Total Return Index	NDUEACWF	MSCI ACWI Index Future	WIRON	Warsaw Interbank Offered Rate
ERADXULT	eRAFI International Large Strategy Index	NDUEEGF	iShares MSCI Emerging Markets ETF

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	CNTY	County Guaranteed	GNMA	Government National Mortgage Association
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	HUD	U.S. Department of Housing and Urban Development
AGM	Assured Guaranty Municipal	FGIC	Financial Guaranty Insurance Co.	NPFGC	National Public Finance Guarantee Corp.
AMBAC	American Municipal Bond Assurance Corp.	FHA	Federal Housing Administration	PSF	Public School Fund
BAM	Build America Mutual Assurance	FHLMC	Federal Home Loan Mortgage Corp.	Q-SBLF	Qualified School Bond Loan Fund
CM	California Mortgage Insurance	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.

Other Abbreviations:
ABS	Asset-Backed Security	HIBOR	Hong Kong Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	JIBAR	Johannesburg Interbank Agreed Rate	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	JSC	Joint Stock Company	SPDR	Standard & Poor's Depositary Receipts
BBR	Bank Bill Rate	KLIBOR	Kuala Lumpur Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	KORIBOR	Korea Interbank Offered Rate	TAIBOR	Taipei Interbank Offered Rate
BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	MIBOR	Mumbai Interbank Offered Rate	TBD	To-Be-Determined
CBO	Collateralized Bond Obligation	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	OAT	Obligations Assimilables du Trésor	TELBOR	Tel Aviv Inter-Bank Offered Rate
CHILIBOR	Chile Interbank Offered Rate	OIS	Overnight Index Swap	THBFIX	Thai Baht Floating-Rate Fix
CLO	Collateralized Loan Obligation	oz.	Ounce	THB-THOR	Thai Overnight Repurchase Rate
CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	RBOB	Reformulated Blendstock for Oxygenate Blending	WTI	West Texas Intermediate
EURIBOR	Euro Interbank Offered Rate	REIT	Real Estate Investment Trust